Report of Independent Registered Public Accounting Firm

To the Board of Directors of American United Life Insurance Company and the Contract Owners of AUL American Unit Trust:

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of AUL American Unit Trust indicated in the table below as of December 31, 2022, and the related statements of operations and of changes in net assets and financial highlights for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of AUL American Unit Trust as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB Core Opportunities Fund R Class - 06-148 (1)(17)	Invesco Intl SmMid Co R6 Class - 06-FCC (1)(17)
AB Discovery Growth Fund R Class - 06-144 (1)(17)	Invesco Intl SmMId Co Y Class - 06-757 (1)(17)
AB Discovery Growth Fund Z Class - 06-GKC (1)(18)	Invesco Main St All Cap A Class - 06-766 (1)(17)
AB Discovery Value Fund R Class - 06-149 (1)(17)	Invesco Main St Mid Cap A Class - 06-262 (1)(17)
AB Discovery Value Fund Z Class - 06-GKF (1)(17)	Invesco MAIN ST MID CAP Retirement Class - 06-4HG (1)(19)
AB Global Bond Fund Z Class - 06-3GC (1)(18)	Invesco Main St Mid Cap Y Class - 06-759 (1)(17)
AB High Income Fund Advisor Class - 06-005 (1)(17)	Invesco Prt Active Alloc A Class - 06-924 (1)(17)
AB High Income Fund R Class - 06-006 (1)(17)	Invesco Sen Floating Rate A Class - 06-078 (1)(17)
AB International Value Fund R Class - 06-153 (1)(17)	Invesco Sen Floating Rate R6 Class - 06-GCC (1)(17)
AB Large Cap Growth Fund Advisor Class - 06-3YR (1)(18)	Invesco Small Cap Growth Fund A Class - 06-320 (1)(17)
AB Large Cap Growth Fund Z Class - 06-3FY (1)(18)	Invesco Small Cap Growth Fund R Class - 06-595 (1)(17)
AB Small Cap Growth Fund R Class - 06-146 (1)(17)	Invesco Small Cap Growth Fund R6 Class - 06-CXX (1)(17)
AB Small Cap Growth Portfolio Z Class - 06-GKG (1)(18)	Invesco Technology Fund A Class - 06-855 (1)(17)
AB Sustainable International Thematic Fund R Class - 06-147 (1)(17)	Invesco Technology Fund Investor Class - 06-805 (1)(17)
AB Value Fund R Class - 06-151 (1)(17)	Invesco Value Opportunities Fund A Class - 06-814 (1)(17)
Alger Balanced Portfolio I-2 Class - 06-505 (1)(17)	Invesco Value Opportunities Fund R Class - 06-813 (1)(17)
Alger Capital Appreciation Fund Z Class - 06-CPH (1)(17)	iShares MSCI EAFE International Index Fund K Class - 06-3VK (1)(19)

PricewaterhouseCoopersLLP, 101 W. Washington Street, Suite 1300, Indianapolis, IN 46204
T:(317) 222 2202, F: (317) 940 7660, www.pwc.com/us

Alger Capital Appreciation Institutional Fund I Class - 06-194 (1)(17)	iShares MSCI Total Intl Idx K Class - 06-46N (1)(18)
Alger Capital Appreciation Institutional Fund R Class - 06-196 (1)(17)	iShares Russell 1000LgCp Idx K Class - 06-46P (1)(19)
Alger Capital Appreciation Institutional Fund Y Class - 06-3GX (1)(18)	iShares Russell 2000 Small-Cap Index Fund K Class - 06-3GR (1)(18)
Alger Capital Appreciation Portfolio I-2 Class - 06-510 (1)(17)	iShares Russell Mid-Cap Index Fund K Class - 06-3GM (1)(19)
Alger Large Cap Growth Portfolio I-2 Class - 06-500 (1)(17)	iShares S&P 500 Index Fund K Class - 06-3G4 (1)(18)
Alger Small Cap Focus Fund Y Class - 06-3GY (1)(18)	iShares U.S. Aggregate Bond Index Fund K Class - 06-3VM (1)(19)
Alger Small Cap Focus Fund Z Class - 06-3MP (1)(18)	Janus Henderson Balanced Fund N Class - 06-CYC (1)(17)
Alger Small Cap Growth Institutional Fund I Class - 06-197 (1)(17)	Janus Henderson Balanced Fund R Class - 06-612 (1)(17)
Alger Small Cap Growth Institutional Fund R Class - 06-198 (1)(17)	Janus Henderson Balanced Portfolio Service Class - 06-611 (1)(17)
Allspring Core Plus Bond R6 Retirement Class - 06-4YK (16)(21)	Janus Henderson Dev World Bond N Class - 06-4TJ (11)(20)
Allspring Spec Mid Cap Value R6 Class - 06-3J6 (1)(18)	Janus Henderson Enterprise Fund A Class - 06-CMC (1)(17)
Allspring Spec Small Cap Value R6 Class - 06-3JF (1)(18)	Janus Henderson Enterprise Fund N Class - 06-CYF (1)(17)
American Beacon International Equity Fund R6 Class - 06-33Y (1)(17)	Janus Henderson Enterprise Fund S Class - 06-CMF (1)(17)
American Beacon Large Cap Value Fund Institutional Class - 06-46F (1)(20)	Janus Henderson Flexible Bond Fund N Class - 06-CYG (1)(17)
American Beacon Small Cap Value Fund R6 Class - 06-34C (1)(17)	Janus Henderson Flexible Bond Portfolio Institutional Class - 06-601 (1)(17)
American Century One Choice 2025 Portfolio A Class - 06-403 (1)(17)	Janus Henderson Forty Fund A Class - 06-603 (1)(17)
American Century One Choice 2025 Portfolio Investor Class - 06-413 (1)(17)	Janus Henderson Forty Fund R Class - 06-154 (1)(17)
American Century One Choice 2025 Portfolio R6 Class - 06-CPT (1)(17)	Janus Henderson Global Equity Income Fund A Class - 06-GMH (1)(20)
American Century One Choice 2030 Portfolio A Class - 06-404 (1)(17)	Janus Henderson Global Equity Income Fund N Class - 06-GMJ (1)(17)
American Century One Choice 2030 Portfolio Investor Class - 06-414 (1)(17)	Janus Henderson Global Equity Income Fund S Class - 06-GMK (1)(17)
American Century One Choice 2030 Portfolio R6 Class - 06-CPV (1)(17)	Janus Henderson Global Life Sciences Fund N Class - 06-3WT (16)(21)
American Century One Choice 2035 Portfolio A Class - 06-406 (1)(17)	Janus Henderson Global Life Sciences Fund S Class - 06-CGW (1)(17)
American Century One Choice 2035 Portfolio Investor Class - 06-416 (1)(17)	Janus Henderson Global Life Sciences Fund T Class - 06-CGX (1)(17)
American Century One Choice 2035 Portfolio R6 Class - 06-CPW (1)(17)	Janus Henderson Global Research Portfolio Institutional Class - 06-600 (1)(17)

American Century One Choice 2040 Portfolio A Class - 06-407 (1)(17)	Janus Henderson Global Technology Fund N Class - 06-3CM (1)(18)
American Century One Choice 2040 Portfolio Investor Class - 06-417 (1)(17)	Janus Henderson Growth and Income Fund R Class - 06-156 (1)(17)
American Century One Choice 2040 Portfolio R6 Class - 06-CPX (1)(17)	Janus Henderson Mid Cap Value Fund A Class - 06-604 (1)(17)
American Century One Choice 2045 Portfolio A Class - 06-408 (1)(17)	Janus Henderson Mid Cap Value Fund R Class - 06-261 (1)(17)
American Century One Choice 2045 Portfolio Investor Class - 06-418 (1)(17)	Janus Henderson Mid Cap Value Portfolio Service Class - 06-259 (1)(17)
American Century One Choice 2045 Portfolio R6 Class - 06-CPY (1)(17)	Janus Henderson Multi-Sector Income Fund N Class - 06-3GW (1)(19)
American Century One Choice 2050 Portfolio A Class - 06-409 (1)(17)	Janus Henderson Research Fund A Class - 06-888 (1)(17)
American Century One Choice 2050 Portfolio Investor Class - 06-419 (1)(17)	Janus Henderson Small Cap Value Fund N Class - 06-FCH (1)(17)
American Century One Choice 2050 Portfolio R6 Class - 06-CRC (1)(17)	Janus Henderson Small Cap Value Fund Service Class - 06-615 (1)(17)
American Century One Choice 2055 Portfolio A Class - 06-437 (1)(17)	Janus Henderson Triton Fund A Class - 06-889 (1)(17)
American Century One Choice 2055 Portfolio Investor Class - 06-436 (1)(17)	Janus Henderson Triton Fund N Class - 06-CYH (1)(17)
American Century One Choice 2055 Portfolio R6 Class - 06-CRF (1)(17)	Janus Henderson Triton Fund Service Class - 06-921 (1)(17)
American Century One Choice 2060 Portfolio A Class - 06-CKR (1)(17)	Janus Henderson U.S. Managed Volatility Fund Service Class - 06-954 (1)(17)
American Century One Choice 2060 Portfolio Investor Class - 06-CKT (1)(17)	Janus Henderson Venture Fund N Class - 06-3P3 (1)(18)
American Century One Choice 2060 Portfolio R6 Class - 06-CRG (1)(17)	JHancock Disc Val Mid Cap R6 Class - 06-4TN (16)(21)
American Century One Choice In Retirement Portfolio A Class - 06-426 (1)(17)	John Hancock Bond Fund R6 Class - 06-3HM (1)(17)
American Century One Choice In Retirement Portfolio Investor Class - 06-427 (1)(17)	John Hancock Funds Multi-Index 2015 Lifetime Portfolio R6 Class - 06-3H3 (1)(17)
American Century One Choice In Retirement Portfolio R6 Class - 06-CRH (1)(17)	John Hancock Funds Multi-Index 2025 Lifetime Portfolio R6 Class - 06-3H6 (1)(17)
American Century Disc Core Value Fund Investor Class - 06-460 (1)(17)	John Hancock Funds Multi-Index 2030 Lifetime Portfolio R6 Class - 06-3H7 (1)(17)
American Century Disciplined Growth Fund A Class - 06-697 (1)(17)	John Hancock Funds Multi-Index 2040 Lifetime Portfolio R6 Class - 06-3J3 (1)(17)
American Century Disciplined Growth Fund Investor Class - 06-694 (1)(17)	John Hancock Funds Multi-Index 2045 Lifetime Portfolio R6 Class - 06-3HF (1)(17)
American Century Diversified Bond Fund A Class - 06-722 (1)(17)	JPMorgan Core Plus Bond Fund R6 Class - 06-3W6 (1)(19)
American Century Diversified Bond Fund Investor Class - 06-721 (1)(18)	JPMorgan Emerging Markets Equity Fund R6 Class - 06-4CN (1)(19)
American Century Emerging Markets Fund A Class - 06-204 (1)(17)	JPMorgan Equity Income Fund R4 Class - 06-FXX (1)(17)

American Century Emerging Markets Fund Investor Class - 06-206 (1)(17)	JPMorgan Equity Income Fund R6 Class - 06-FXY (1)(17)
American Century Emerging Markets Fund R6 Class - 06-CPK (1)(17)	JPMorgan Global Allocation R6 Class - 06-4FH (16)(21)
American Century Equity Growth Fund A Class - 06-175 (1)(17)	JPMorgan Global Bond Opps R6 Class - 06-4GH (1)(19)
American Century Equity Growth Fund Investor Class - 06-048 (1)(19)	JPMorgan Government Bond Fund R4 Class - 06-FYC (1)(17)
American Century Equity Income Fund A Class - 06-285 (1)(17)	JPMorgan Government Bond Fund R6 Class - 06-FYF (1)(17)
American Century Equity Income Fund Investor Class - 06-475 (1)(17)	JPMorgan Income R6 Class - 06-4GJ (1)(20)
American Century Equity Income Fund R6 Class - 06-CPM (1)(17)	JPMorgan Large Cap Growth Fund R6 Class - 06-3GJ (1)(18)
American Century Ginnie Mae A Class - 06-435 (1)(17)	JPMorgan Large Cap Value Fund R6 Class - 06-3GF (1)(18)
American Century Growth Fund A Class - 06-445 (1)(17)	JPMorgan Mid Cap Growth Fund R4 Class - 06-FYG (1)(17)
American Century Growth Fund R6 Class - 06-CPN (1)(17)	JPMorgan Mid Cap Growth Fund R6 Class - 06-FYH (1)(17)
American Century Heritage Fund A Class - 06-290 (1)(17)	JPMorgan Mid Cap Value Fund R4 Class - 06-FYJ (1)(17)
American Century Heritage Fund Investor Class - 06-046 (1)(17)	JPMorgan Mid Cap Value Fund R6 Class - 06-FYK (1)(17)
American Century Heritage Fund R6 Class - 06-CPP (1)(17)	JPMorgan Small Cap Growth Fund R6 Class - 06-3JM (1)(18)
American Century Inflation-Adjusted Bond Fund A Class - 06-185 (1)(17)	JPMorgan Small Cap Value Fund R6 Class - 06-44Y (1)(20)
American Century Inflation-Adjusted Bond Fund R6 Class - 06-3KW (1)(18)	JPMorgan SmartRetire 2020 R6 Class - 06-46R (16)(21)
American Century International Bond A Class - 06-421 (1)(17)	JPMorgan SmartRetire 2025 R6 Class - 06-46T (16)(21)
American Century International Bond Investor Class - 06-422 (1)(17)	JPMorgan SmartRetire 2030 R6 Class - 06-46V (16)(21)
American Century International Growth A Class - 06-325 (1)(17)	JPMorgan SmartRetire 2035 R6 Class - 06-46W (16)(21)
American Century International Growth Investor Class - 06-420 (1)(17)	JPMorgan SmartRetire 2040 R6 Class - 06-46X (16)(21)
American Century International Opp Fund Investor Class - 06-3VG (1)(20)	JPMorgan SmartRetire 2045 R6 Class - 06-46Y (16)(19)
American Century International Opportunities Fund A Class - 06-3VH (1)(18)	JPMorgan SmartRetire 2050 R6 Class - 06-47C (16)(21)
American Century Large Company Value A Class - 06-355 (1)(17)	JPMorgan SmartRetire 2055 R6 Class - 06-47F (16)(21)
American Century Mid Cap Value Fund A Class - 06-395 (1)(17)	JPMorgan SmartRetire 2060 R6 Class - 06-47G (16)(21)
American Century Mid Cap Value Fund Investor Class - 06-396 (1)(17)	JPMorgan SmartRetirement Blend 2020 Fund R6 Class - 06-GGN (1)(17)

American Century Mid Cap Value Fund R6 Class - 06-CRJ (1)(17)	JPMorgan SmartRetirement Blend 2025 Fund R6 Class - 06-GGP (1)(17)
American Century One Chc Blnd 2020 R6 Class - 06-66W (16)(21)	JPMorgan SmartRetirement Blend 2030 Fund R6 Class - 06-GGR (1)(17)
American Century One Chc Blnd 2025 R6 Class - 06-66X (16)(21)	JPMorgan SmartRetirement Blend 2035 Fund R6 Class - 06-GGT (1)(17)
American Century One Chc Blnd 2030 R6 Class - 06-66Y (16)(21)	JPMorgan SmartRetirement Blend 2040 Fund R6 Class - 06-GGV (1)(17)
American Century One Chc Blnd 2035 R6 Class - 06-67C (16)(21)	JPMorgan SmartRetirement Blend 2045 Fund R6 Class - 06-GGW (1)(17)
American Century One Chc Blnd 2040 R6 Class - 06-67F (16)(21)	JPMorgan SmartRetirement Blend 2050 Fund R6 Class - 06-GGX (1)(17)
American Century One Chc Blnd 2045 R6 Class - 06-67G (16)(21)	JPMorgan SmartRetirement Blend 2055 Fund R6 Class - 06-GGY (1)(17)
American Century One Chc Blnd 2050 R6 Class - 06-67H (16)(21)	JPMorgan SmartRetirement Blend 2060 Fund R6 Class - 06-GHC (1)(17)
American Century One Chc Blnd 2060 R6 Class - 06-67K (16)(21)	JPMorgan SmartRetirement Blend Inc Fund R6 Class - 06-GHF (1)(17)
American Century One Chc Blnd 2065 R6 Class - 06-67M (16)(21)	JPMorgan U.S. Small Company Fund R4 Class - 06-FYM (1)(17)
American Century One Choice 2065 A Class - 06-63T (14)(20)	JPMorgan U.S. Small Company Fund R6 Class - 06-FYN (1)(17)
American Century One Choice 2065 Inv Class - 06-63N (14)(20)	JPMorgan US Equity R6 Class - 06-4TC (10)(20)
American Century One Choice 2065 R6 Class - 06-63X (14)(20)	JPMorgan Value Advantage Fund R6 Class - 06-GJJ (1)(18)
American Century Real Estate Fund A Class - 06-380 (1)(17)	Knights of Columbus Core Bond Institutional Class - 06-FRN (1)(18)
American Century Real Estate Fund Investor Class - 06-269 (1)(17)	Knights of Columbus Intl Eq Institutional Class - 06-FRP (1)(17)
American Century Real Estate Fund R6 Class - 06-CRK (1)(17)	Knights of Columbus Lg Gr Institutional Class - 06-FRR (1)(18)
American Century Select A Class - 06-240 (1)(17)	Knights of Columbus Lg Val Institutional Class - 06-FRT (1)(17)
American Century Select Investor Class - 06-440 (1)(17)	Knights Of Columbus Small Cap Institutional Class - 06-FRV (1)(17)
American Century Small Cap Growth A Class - 06-200 (1)(17)	Loomis Sayles Small Cap Growth Fund N Class - 06-3JG (1)(17)
American Century Small Cap Growth R6 Class - 06-6C7 (2)(21)	Lord Abbett Bond Debenture R6 Class - 06-4F6 (1)(19)
American Century Small Cap Value Fund A Class - 06-390 (1)(17)	Lord Abbett Bond-Debenture Fund R3 Class - 06-072 (1)(17)
American Century Small Cap Value Fund Investor Class - 06-470 (1)(17)	Lord Abbett Bond-Debenture Fund R5 Class - 06-CJT (1)(17)
American Century Small Cap Value Fund R6 Class - 06-CRM (1)(17)	Lord Abbett Developing Growth Fund A Class - 06-732 (1)(17)
American Century Small Company A Class - 06-385 (1)(17)	Lord Abbett Developing Growth Fund P Class - 06-960 (1)(17)

American Century Strategic Allocation: Aggressive Fund A Class - 06-400 (1)(17)	Lord Abbett Developing Growth Fund R3 Class - 06-369 (1)(17)
American Century Strategic Allocation: Aggressive Fund Investor Class - 06-480 (1)(17)	Lord Abbett Developing Growth Fund R5 Class - 06-CJW (1)(20)
American Century Strategic Allocation: Aggressive Fund R6 Class - 06-CRN (1)(17)	Lord Abbett Developing Growth Fund R6 Class - 06-CYJ (1)(20)
American Century Strategic Allocation: Conservative Fund A Class - 06-405 (1)(17)	Lord Abbett Dividend Growth Fund R3 Class - 06-424 (1)(17)
American Century Strategic Allocation: Conservative Fund Investor Cl - 06-485 (1)(17)	Lord Abbett Dividend Growth Fund R5 Class - 06-CJV (1)(17)
American Century Strategic Allocation: Conservative Fund R6 Class - 06-CRP (1)(17)	Lord Abbett Fcsd SmCap Value R6 Class - 06-4XK (13)(20)
American Century Strategic Allocation: Moderate Fund A Class - 06-415 (1)(17)	Lord Abbett Fundamental Equity Fund R5 Class - 06-CJX (1)(20)
American Century Strategic Allocation: Moderate Fund Investor Class - 06-490 (1)(17)	Lord Abbett Growth Leaders Fund I Class - 06-948 (1)(17)
American Century Strategic Allocation: Moderate Fund R6 Class - 06-CRR (1)(17)	Lord Abbett Growth Leaders Fund R3 Class - 06-951 (1)(17)
American Century Ultra Fund A Class - 06-430 (1)(17)	Lord Abbett Growth Leaders Fund R5 Class - 06-CJY (1)(17)
American Century Ultra Fund Investor Class - 06-450 (1)(17)	Lord Abbett Growth Opportunities Fund P Class - 06-965 (1)(17)
American Century Ultra Fund R6 Class - 06-CRT (1)(17)	Lord Abbett Growth Opportunities Fund R3 Class - 06-371 (1)(17)
American Century VP Capital Appreciation Fund I Class - 06-410 (1)(17)	Lord Abbett High Yield Fund A Class - 06-057 (1)(17)
American Funds 2010 Target Date Retirement Fund R3 Class - 06-957 (1)(17)	Lord Abbett High Yield Fund R3 Class - 06-073 (1)(17)
American Funds 2010 Target Date Retirement Fund R4 Class - 06-958 (1)(17)	Lord Abbett High Yield Fund R5 Class - 06-CKF (1)(17)
American Funds 2010 Target Date Retirement Fund R6 Class - 06-CRV (1)(17)	Lord Abbett High Yield Fund R6 Class - 06-CYK (1)(17)
American Funds 2015 Target Date Retirement Fund R3 Class - 06-959 (1)(17)	Lord Abbett International Opportunities Fund R3 Class - 06-36C (1)(17)
American Funds 2015 Target Date Retirement Fund R4 Class - 06-969 (1)(17)	Lord Abbett International Opportunities Fund R5 Class - 06-36F (1)(17)
American Funds 2015 Target Date Retirement Fund R6 Class - 06-CRW (1)(17)	Lord Abbett International Opportunities Fund R6 Class - 06-36G (1)(17)
American Funds 2020 Target Date Retirement Fund R3 Class - 06-971 (1)(17)	Lord Abbett Mid Cap Stock Fund P Class - 06-970 (1)(17)
American Funds 2020 Target Date Retirement Fund R4 Class - 06-972 (1)(17)	Lord Abbett Mid Cap Stock Fund R3 Class - 06-961 (1)(17)
American Funds 2020 Target Date Retirement Fund R6 Class - 06-CRX (1)(17)	Lord Abbett Mid Cap Stock Fund R5 Class - 06-CKG (1)(20)
American Funds 2025 Target Date Retirement Fund R3 Class - 06-973 (1)(17)	Lord Abbett Small Cap Value Fund R3 Class - 06-962 (1)(17)
American Funds 2025 Target Date Retirement Fund R4 Class - 06-974 (1)(17)	Lord Abbett Total Return Fund I Class - 06-949 (1)(17)

American Funds 2025 Target Date Retirement Fund R6 Class - 06-CRY (1)(17)	Lord Abbett Total Return Fund R3 Class - 06-952 (1)(17)
American Funds 2030 Target Date Retirement Fund R3 Class - 06-976 (1)(17)	Lord Abbett Total Return Fund R5 Class - 06-CKJ (1)(17)
American Funds 2030 Target Date Retirement Fund R4 Class - 06-977 (1)(17)	Lord Abbett Total Return Fund R6 Class - 06-3RJ (1)(19)
American Funds 2030 Target Date Retirement Fund R6 Class - 06-CTC (1)(17)	Lord Abbett Value Opportunities Fund A Class - 06-967 (1)(17)
American Funds 2035 Target Date Retirement Fund R3 Class - 06-978 (1)(17)	Lord Abbett Value Opportunities Fund P Class - 06-025 (1)(17)
American Funds 2035 Target Date Retirement Fund R4 Class - 06-979 (1)(17)	Lord Abbett Value Opportunities Fund R3 Class - 06-968 (1)(17)
American Funds 2035 Target Date Retirement Fund R6 Class - 06-CTF (1)(17)	Lord Abbett Value Opportunities Fund R6 Class - 06-FYP (1)(17)
American Funds 2040 Target Date Retirement Fund R3 Class - 06-981 (1)(17)	MainStay Large Cap Growth Fund R6 Class - 06-3HY (16)(17)
American Funds 2040 Target Date Retirement Fund R4 Class - 06-982 (1)(17)	Manning & Napier Pro-Blend Conservative Term Series S Class - 06-222 (1)(17)
American Funds 2040 Target Date Retirement Fund R6 Class - 06-CTG (1)(17)	Manning & Napier Pro-Blend Extended Term Series S Class - 06-223 (1)(17)
American Funds 2045 Target Date Retirement Fund R3 Class - 06-983 (1)(17)	Manning & Napier Pro-Blend Maximum Term Series S Class - 06-224 (1)(17)
American Funds 2045 Target Date Retirement Fund R4 Class - 06-984 (1)(17)	Manning & Napier Pro-Blend Moderate Term Series S Class - 06-226 (1)(17)
American Funds 2045 Target Date Retirement Fund R6 Class - 06-CTH (1)(17)	Mass Mutual Small Cap Growth Equity Inst Class - 06-4TW (16)(21)
American Funds 2050 Target Date Retirement Fund R3 Class - 06-996 (1)(17)	Met West Total Return Bd P Class - 06-47P (1)(18)
American Funds 2050 Target Date Retirement Fund R4 Class - 06-997 (1)(17)	MFS Aggressive Growth Allocation Fund R2 Class - 06-074 (1)(17)
American Funds 2050 Target Date Retirement Fund R6 Class - 06-CTJ (1)(17)	MFS Aggressive Growth Allocation Fund R3 Class - 06-058 (1)(17)
American Funds 2055 Target Date Retirement Fund R3 Class - 06-998 (1)(17)	MFS Conservative Allocation Fund R2 Class - 06-075 (1)(17)
American Funds 2055 Target Date Retirement Fund R4 Class - 06-999 (1)(17)	MFS Conservative Allocation Fund R3 Class - 06-059 (1)(17)
American Funds 2055 Target Date Retirement Fund R6 Class - 06-CTK (1)(17)	MFS Core Equity Fund R6 Class - 06-3W7 (1)(19)
American Funds 2060 Target Date Retirement Fund R3 Class - 06-CGC (1)(17)	MFS Emerging Markets Debt Fund R2 Class - 06-013 (1)(18)
American Funds 2060 Target Date Retirement Fund R4 Class - 06-CGF (1)(17)	MFS Emerging Markets Debt Fund R6 Class - 06-CYM (1)(17)
American Funds 2060 Target Date Retirement Fund R6 Class - 06-CTM (1)(17)	MFS Global Bond R6 Class - 06-4TK (16)(21)
American Funds 2065 Target Date Retirement Fund R Class - 06-4PY (1)(19)	MFS Global Real Estate R6 Class - 06-4FM (1)(20)
American Funds 2065 Target Date Retirement Fund R Class - 06-4R3 (1)(19)	MFS Growth Allocation Fund R2 Class - 06-076 (1)(17)

American Funds 2065 Target Date Retirement Fund R Class - 06-4R4 (1)(19)	MFS Growth Allocation Fund R3 Class - 06-060 (1)(17)
American Funds AMCAP Fund R3 Class - 06-182 (1)(17)	MFS Growth Fund R6 Class - 06-CYN (1)(17)
American Funds AMCAP Fund R4 Class - 06-207 (1)(17)	MFS International Diversification Fund R6 Class - 06-3MF (1)(18)
American Funds AMCAP Fund R6 Class - 06-CTN (1)(17)	MFS International Growth Fund R6 Class - 06-49X (1)(19)
American Funds American Balanced Fund R3 Class - 06-447 (1)(17)	MFS International New Discovery Fund A Class - 06-360 (1)(17)
American Funds American Balanced Fund R4 Class - 06-446 (1)(17)	MFS International New Discovery Fund R2 Class - 06-379 (1)(17)
American Funds American Balanced Fund R6 Class - 06-CTP (1)(17)	MFS International New Discovery Fund R6 Class - 06-CYP (1)(17)
American Funds American High Income Trust R3 Class - 06-184 (1)(17)	MFS International Value Fund R2 Class - 06-822 (1)(17)
American Funds American High Income Trust R4 Class - 06-208 (1)(17)	MFS International Value Fund R3 Class - 06-773 (1)(17)
American Funds American High-Income Trust R6 Class - 06-3MC (1)(18)	MFS International Value Fund R6 Class - 06-CYR (1)(17)
American Funds American Mutual Fund R4 Class - 06-3MK (1)(18)	MFS Massachusetts Investors Growth Stock Fund R2 Class - 06-387 (1)(17)
American Funds American Mutual Fund R6 Class - 06-3M3 (1)(18)	MFS Massachusetts Investors Growth Stock Fund R3 Class - 06-386 (1)(17)
American Funds Capital Income Builder R4 Class - 06-3MM (1)(20)	MFS Massachusetts Investors Growth Stock Fund R6 Class - 06-CYT (1)(17)
American Funds Capital Income Builder R6 Class - 06-3M6 (1)(18)	MFS Mid Cap Growth Fund A Class - 06-365 (1)(17)
American Funds Capital World Bond Fund R6 Class - 06-GFN (1)(17)	MFS Mid Cap Growth Fund R6 Class - 06-GNF (1)(17)
American Funds Capital World Growth and Income Fund R3 Class - 06-183 (1)(17)	MFS Mid Cap Value Fund R2 Class - 06-922 (1)(17)
American Funds Capital World Growth and Income Fund R4 Class - 06-211 (1)(17)	MFS Mid Cap Value Fund R3 Class - 06-891 (1)(17)
American Funds Capital World Growth and Income Fund R6 Class - 06-CTR (1)(17)	MFS Mid Cap Value Fund R6 Class - 06-CYV (1)(17)
American Funds EuroPacific Growth Fund R3 Class - 06-181 (1)(17)	MFS Moderate Allocation Fund R2 Class - 06-077 (1)(17)
American Funds EuroPacific Growth Fund R4 Class - 06-212 (1)(17)	MFS Moderate Allocation Fund R3 Class - 06-061 (1)(17)
American Funds EuroPacific Growth Fund R5 Class - 06-296 (1)(18)	MFS New Discovery Fund R2 Class - 06-298 (1)(17)
American Funds EuroPacific Growth Fund R6 Class - 06-CTT (1)(17)	MFS New Discovery Fund R3 Class - 06-299 (1)(18)
American Funds Fundamental Investors R3 Class - 06-213 (1)(17)	MFS Technology Fund R2 Class - 06-CMG (1)(17)
American Funds Fundamental Investors R4 Class - 06-214 (1)(17)	MFS Technology Fund R3 Class - 06-CMH (1)(17)

American Funds Fundamental Investors R6 Class - 06-CTV (1)(17)	MFS Technology Fund R6 Class - 06-CYW (1)(17)
American Funds Global Balanced Fund R6 Class - 06-3M9 (1)(19)	MFS Total Return Fund R6 Class - 06-3JR (1)(19)
American Funds Inflation Linked Bond Fund R6 Class - 06-3G9 (1)(18)	MFS Utilities Fund R2 Class - 06-389 (1)(17)
American Funds Intermediate Bond Fund of America R3 Class - 06-186 (1)(17)	MFS Utilities Fund R3 Class - 06-388 (1)(17)
American Funds Intermediate Bond Fund of America R4 Class - 06-209 (1)(17)	MFS Utilities Fund R6 Class - 06-39X (1)(20)
American Funds Intermediate Bond Fund of America R6 Class - 06-GKH (1)(18)	MFS Value Fund A Class - 06-375 (1)(17)
American Funds Intl Growth and Income Fund R6 Class - 06-3M4 (1)(20)	MFS Value Fund R6 Class - 06-CYX (1)(17)
American Funds Investment Company of America R6 Class - 06-3GH (1)(18)	Monteagle Opportunity Equity Fund Investor Class - 06-105 (16)(21)
American Funds New Perspective Fund R3 Class - 06-502 (1)(17)	Nationwide Geneva SmCp Gr R6 Class - 06-47T (16)(21)
American Funds New Perspective Fund R4 Class - 06-503 (1)(17)	Neuberger Berman Emerging Markets Equity Fund A Class - 06-015 (1)(17)
American Funds New Perspective Fund R6 Class - 06-CTW (1)(17)	Neuberger Berman Emerging Markets Equity Fund R3 Class - 06-016 (1)(17)
American Funds New World Fund R3 Class - 06-691 (1)(17)	Neuberger Berman Focus Fund Advisor Class - 06-880 (1)(17)
American Funds New World Fund R4 Class - 06-689 (1)(17)	Neuberger Berman Intnsc Val R6 Class - 06-47J (16)(21)
American Funds New World Fund R6 Class - 06-CTX (1)(17)	Neuberger Berman Large Cap Value Fund Advisor Class - 06-900 (1)(17)
American Funds SMALLCAP World Fund R3 Class - 06-333 (1)(17)	Neuberger Berman Lg Cap Val R6 Class - 06-4XP (13)(20)
American Funds SMALLCAP World Fund R4 Class - 06-332 (1)(17)	Neuberger Berman Small Cap Growth Fund A Class - 06-868 (1)(17)
American Funds SMALLCAP World Fund R6 Class - 06-CTY (1)(17)	Neuberger Berman Small Cap Growth Fund Advisor Class - 06-895 (1)(17)
American Funds The Bond Fund of America R6 Class - 06-39V (1)(18)	Neuberger Berman Small Cap Growth Fund R3 Class - 06-867 (1)(17)
American Funds The Growth Fund of America R3 Class - 06-179 (1)(17)	Neuberger Berman Small Cap Growth Fund R6 Class - 06-3XP (1)(20)
American Funds The Growth Fund of America R4 Class - 06-216 (1)(17)	Neuberger Berman Strat Inc R6 Class - 06-64R (16)(21)
American Funds The Growth Fund of America R6 Class - 06-CVC (1)(17)	Neuberger Berman Sustainable Equity Fund A Class - 06-CNY (1)(17)
American Funds The Income Fund of America R4 Class - 06-3MN (1)(19)	Neuberger Berman Sustainable Equity Fund R3 Class - 06-CPC (1)(17)
American Funds The Income Fund of America R6 Class - 06-3M7 (1)(18)	Neuberger Berman Sustainable Equity Fund R6 Class - 06-3R7 (16)(21)
American Funds The New Economy Fund R6 Class - 06-3KY (1)(18)	North Square Multi Strategy Fund A Class - 06-839 (1)(17)

American Funds U.S. Government Securities Fund R6 Class - 06-3TK (1)(20)	North Square Oak Ridge Small Cap Growth Fund A Class - 06-629 (1)(17)
American Funds Washington Mutual Investors Fund R3 Class - 06-449 (1)(17)	Northern Small Cap Value Fund R Class - 06-492 (1)(17)
American Funds Washington Mutual Investors Fund R4 Class - 06-448 (1)(17)	Nuveen Mid Cap Growth Opportunities Fund A Class - 06-237 (1)(17)
American Funds Washington Mutual Investors Fund R6 Class - 06-CVF (1)(17)	Nuveen Mid Cap Value Fund A Class - 06-234 (1)(17)
AMG GW&K Small Mid Cap Inst Class - 06-4TG (10)(20)	Nuveen Mid Cap Value Fund R6 Class - 06-3JK (1)(20)
AMG GW&K Small Mid Cap N Class - 06-4TH (10)(20)	Nuveen Real Estate Securities Fund A Class - 06-324 (1)(17)
AMG Renaissance Large Cap Growth Fund N Class - 06-FXW (1)(17)	Nuveen Real Estate Securities Fund R6 Class - 06-FYR (1)(17)
AQR Large Cap Multi-Style Fund N Class - 06-CCC (1)(17)	Nuveen Small Cap Select Fund A Class - 06-239 (1)(17)
AQR Small Cap Multi-Style Fund N Class - 06-CCF (16)(21)	Nuveen Small Cap Value Fund A Class - 06-242 (1)(17)
Ariel Appreciation Fund Investor Class - 06-335 (1)(17)	Nuveen Small Cap Value Fund R6 Class - 06-FYT (1)(17)
Ariel Fund Investor Class - 06-330 (1)(17)	Parnassus Core Equity Fund Investor Class - 06-497 (1)(17)
Ave Maria Growth Fund - 06-082 (1)(17)	Parnassus Fund - 06-496 (1)(17)
Ave Maria Rising Dividend Fund - 06-084 (1)(17)	Parnassus Mid Cap Fund - 06-498 (1)(17)
Ave Maria Value Fund - 06-081 (1)(17)	Pax Global Environmental Markets Fund Investor Class - 06-569 (1)(17)
Ave Maria World Equity Fund - 06-085 (1)(17)	Pax Sustainable Alloc Inv Investor Class - 06-568 (1)(17)
Baird Aggregate Bond Inst Class - 06-4TP (16)(21)	Payden Emerging Markets Bond Investor Class - 06-501 (1)(17)
Baird Core Plus Bond Inst Class - 06-4RC (16)(21)	PGIM Day One 2020 Fund R6 Class - 06-44K (1)(18)
Baron Emerging Markets Fund R6 Class - 06-3J9 (1)(19)	PGIM Day One 2025 Fund R6 Class - 06-44M (1)(18)
BlackRock Advisor Small Cap Core K Retirement Class - 06-4YM (16)(21)	PGIM Day One 2030 Fund R6 Class - 06-44N (1)(18)
BlackRock Advisor Small Cap Growth Equity Portfolio Institutional Cl - 06-529 (1)(17)	PGIM Day One 2035 Fund R6 Class - 06-44P (1)(18)
BlackRock Equity Dividend Fund Institutional Class - 06-587 (1)(17)	PGIM Day One 2040 Fund R6 Class - 06-44R (1)(18)
BlackRock Equity Dividend Fund K Class - 06-FRW (1)(17)	PGIM Day One 2045 Fund R6 Class - 06-44T (1)(18)
BlackRock Global Allocation Fund Institutional Class - 06-528 (1)(17)	PGIM Day One 2050 Fund R6 Class - 06-44V (1)(18)
BlackRock Global Allocation Fund K Class - 06-FRX (1)(17)	PGIM Day One 2055 Fund R6 Class - 06-44W (1)(18)
BlackRock Global Allocation Fund R Class - 06-527 (1)(17)	PGIM Day One 2060 Fund R6 Class - 06-44X (1)(18)

BlackRock GNMA Inv A Class - 06-4WH (12)(20)	PGIM Day One Income Fund R6 Class - 06-44G (1)(18)
BlackRock Health Sciences Opportunities Portfolio Institutional Class - 06-CGM (1)(17)	PGIM Global Real Estate Fund A Class - 06-531 (1)(17)
BlackRock Health Sciences Opportunities Portfolio K Class - 06-CVJ (1)(17)	PGIM Global Real Estate Fund R2 Class - 06-3FN (1)(19)
BlackRock Health Sciences Opportunities Portfolio R Class - 06-CGN (1)(17)	PGIM Global Real Estate Fund R4 Class - 06-3FP (1)(17)
BlackRock High Yield Bond Portfolio K Class - 06-33K (1)(17)	PGIM Global Real Estate Fund R6 Class - 06-FCX (1)(17)
BlackRock High Yield Bond Portfolio R Class - 06-CHR (1)(17)	PGIM Global Real Estate Fund Z Class - 06-526 (1)(17)
BlackRock High Yield Bond Portfolio Service Class - 06-CHP (1)(17)	PGIM Global Total Return Fund R6 Class - 06-3XW (1)(19)
BlackRock Inflation Protected Bond Fund K Class - 06-3N3 (1)(19)	PGIM Global Total Return R4 Retirement Class - 06-6CF (3)(21)
BlackRock LifePath Index 2025 Fund K Class - 06-CVM (1)(19)	PGIM High Yield Fund A Class - 06-533 (1)(17)
BlackRock LifePath Index 2030 Fund K Class - 06-CVN (1)(19)	PGIM High Yield Fund Z Class - 06-532 (1)(17)
BlackRock LifePath Index 2035 Fund K Class - 06-CVP (1)(19)	PGIM High-Yield Fund R2 Class - 06-3FH (1)(18)
BlackRock LifePath Index 2040 Fund K Class - 06-CVR (1)(19)	PGIM High-Yield Fund R4 Class - 06-3FJ (1)(18)
BlackRock LifePath Index 2045 Fund K Class - 06-CVT (1)(19)	PGIM High-Yield Fund R6 Class - 06-FCY (1)(17)
BlackRock LifePath Index 2050 Fund K Class - 06-CVV (1)(19)	PGIM Jennison Financial Services Fund A Class - 06-456 (1)(17)
BlackRock LifePath Index 2055 Fund K Class - 06-CVW (1)(19)	PGIM Jennison Financial Services Fund Z Class - 06-457 (1)(17)
BlackRock LifePath Index 2060 Fund K Class - 06-CVX (1)(19)	PGIM Jennison Focused Growth Fund A Class - 06-079 (1)(20)
BlackRock LifePath Index 2065 Fund Retirement Class - 06-4H3 (1)(19)	PGIM Jennison Focused Growth Fund R6 Class - 06-GNJ (1)(19)
BlackRock LifePath Index Retirement Fund K Class - 06-CVY (1)(19)	PGIM Jennison Focused Growth Fund Z Class - 06-063 (1)(17)
BlackRock Mid-Cap Growth Equity Portfolio Fund Institutional Class - 06-GHG (1)(17)	PGIM Jennison Glbl Opps R6 Retirement Class - 06-4R9 (1)(20)
BlackRock Mid-Cap Growth Equity Portfolio Fund K Class - 06-GHH (1)(17)	PGIM Jennison Health Sciences Fund A Class - 06-458 (1)(17)
BlackRock Mid-Cap Growth Equity Portfolio Fund R Class - 06-GHJ (1)(17)	PGIM Jennison Health Sciences Fund R6 Class - 06-FFC (16)(21)
BlackRock Multi-Asset Income Fund K Class - 06-FTF (1)(18)	PGIM Jennison Health Sciences Fund Z Class - 06-459 (1)(17)
BlackRock Strategic Global Bond Fund R Class - 06-4PX (16)(21)	PGIM Jennison Mid Cap Growth Fund A Class - 06-461 (1)(17)
BlackRock Strategic Income Opportunities Portfolio A Class - 06-FTG (1)(17)	PGIM Jennison Mid Cap Growth Fund R6 Class - 06-FFF (1)(17)

BlackRock Strategic Income Opportunities Portfolio K Class - 06-FTH (1)(17)	PGIM Jennison Mid Cap Growth Fund Z Class - 06-462 (1)(17)
BlackRock Total Return Fund A Class - 06-093 (1)(17)	PGIM Jennison Natural Resources Fund A Class - 06-453 (1)(17)
BlackRock Total Return Fund K Class - 06-CWC (1)(17)	PGIM Jennison Natural Resources Fund R6 Class - 06-FFG (1)(17)
BlackRock Total Return Fund R Class - 06-901 (1)(17)	PGIM Jennison Natural Resources Fund Z Class - 06-454 (1)(17)
BNY Mellon Bond Market Index I Class - 06-47M (16)(21)	PGIM Jennison Small Company Fund A Class - 06-589 (1)(17)
BNY Mellon Natural Resources Fund I Class - 06-CCY (1)(17)	PGIM Jennison Small Company Fund R2 Class - 06-3FR (16)(21)
BNY Mellon Natural Resources Fund Y Class - 06-39Y (1)(19)	PGIM Jennison Small Company Fund R4 Class - 06-3FW (16)(21)
BrandywineGLOBAL - Global Opportunities Bond Fund FI Class - 06-709 (1)(17)	PGIM Jennison Small Company Fund R6 Class - 06-GJN (1)(17)
BrandywineGLOBAL - Global Opportunities Bond Fund IS Class - 06-3G3 (1)(20)	PGIM Jennison Small Company Fund Z Class - 06-593 (1)(17)
BrandywineGLOBAL - Global Opportunities Bond Fund R Class - 06-714 (1)(17)	PGIM QMA Mid Cap Value Fund A Class - 06-080 (1)(17)
Calamos Market Neutral Income R6 Class - 06-66R (16)(21)	PGIM QMA Mid Cap Value Fund R6 Class - 06-GCF (1)(17)
Calvert Balanced R6 Class - 06-4FJ (16)(21)	PGIM QMA Mid Cap Value Fund Z Class - 06-064 (1)(17)
Calvert Equity Portfolio A Class - 06-345 (1)(17)	PGIM QMA Small-Cap Value Fund R6 Class - 06-GJP (1)(19)
Calvert Income Fund A Class - 06-340 (1)(17)	PGIM Total Return Bond Fund A Class - 06-538 (1)(17)
Calvert Small Cap Fund A Class - 06-516 (1)(17)	PGIM Total Return Bond Fund R2 Class - 06-3FK (1)(17)
Calvert Small Cap R6 Class - 06-4FN (1)(20)	PGIM Total Return Bond Fund R4 Class - 06-3FM (1)(18)
Calvert US Large Cap Core Responsible Index Fund R6 Class - 06-3FX (1)(18)	PGIM Total Return Bond Fund R6 Class - 06-FFH (1)(17)
Calvert VP SRI Mid Cap Growth Portfolio - 06-520 (1)(17)	PGIM Total Return Bond Fund Z Class - 06-537 (1)(17)
ClearBridge Aggressive Growth Fund FI Class - 06-711 (16)(17)	PIMCO All Asset Fund Admin Class - 06-706 (1)(17)
ClearBridge Appreciation Fund FI Class - 06-712 (1)(17)	PIMCO All Asset Fund Institutional Class - 06-3FC (1)(17)
ClearBridge Appreciation Fund IS Class - 06-3G6 (1)(18)	PIMCO All Asset Fund R Class - 06-017 (1)(17)
ClearBridge Appreciation Fund R Class - 06-717 (1)(17)	PIMCO Commodity Real Return Strategy Fund Admin Class - 06-018 (1)(17)
ClearBridge International Growth Fund IS Class - 06-3XJ (1)(18)	PIMCO Commodity Real Return Strategy Fund Inst Class - 06-GNG (16)(21)
ClearBridge Large Cap Growth Fund A Class - 06-GJV (1)(17)	PIMCO Commodity Real Return Strategy Fund R Class - 06-019 (1)(17)

ClearBridge Large Cap Growth Fund IS Class - 06-GJW (1)(18)	PIMCO High Yield Fund Admin Class - 06-760 (1)(17)
ClearBridge Large Cap Growth Fund R Class - 06-GJX (1)(18)	PIMCO High Yield Fund Institutional Class - 06-FCJ (1)(17)
ClearBridge Mid Cap I Class - 06-47N (1)(20)	PIMCO High Yield Fund R Class - 06-705 (1)(17)
ClearBridge Sm Cap Gr Inst Class - 06-64M (16)(21)	PIMCO Income Fund Admin Class - 06-768 (1)(17)
ClearBridge Sustainability Leaders Fund IS Class - 06-3XF (1)(20)	PIMCO Income Fund Institutional Class - 06-FCK (1)(17)
Cohen & Steers Real Estate Securities Fund, Inc. Z Class - 06-3KT (1)(18)	PIMCO Income Fund R Class - 06-769 (1)(17)
Cohen & Steers Realty Shares Fund - 06-3KV (1)(20)	PIMCO Intl Bond Fund (U.S. Dollar-Hedged) Inst Class - 06-3MJ (1)(19)
Columbia Acorn International Fund A Class - 06-693 (1)(17)	PIMCO Investment Grade Credit Bond Fund Admin Class - 06-CNN (1)(19)
Columbia Acorn International Fund Advisor Class - 06-863 (1)(17)	PIMCO Investment Grade Credit Bond Fund Inst Class - 06-GNH (1)(19)
Columbia Acorn International Fund Institutional Class - 06-692 (1)(17)	PIMCO RAE US Small Instl Class - 06-6JG (7)(21)
Columbia Acorn International Fund Institutional 3 Class - 06-CWF (1)(17)	PIMCO Real Return Fund Admin Class - 06-707 (1)(17)
Columbia Capital Alloc Mod Agrsv Inst Class - 06-66M (16)(21)	PIMCO Real Return Fund Institutional Class - 06-FCM (1)(17)
Columbia Capital Allocation Agrsv Inst Class - 06-66P (16)(21)	PIMCO Real Return Fund R Class - 06-708 (1)(17)
Columbia Capital Allocation Cnsrv A Class - 06-66C (16)(21)	PIMCO RealPath Blend 2025 Inst Class - 06-49F (16)(21)
Columbia Capital Allocation Cnsrv Inst Class - 06-66F (16)(21)	PIMCO RealPath Blend 2030 Inst Class - 06-49G (16)(21)
Columbia Capital Allocation Mod Inst Class - 06-66J (16)(21)	PIMCO RealPath Blend 2035 Inst Class - 06-49H (16)(21)
Columbia Contrarian Core Fund A Class - 06-902 (1)(17)	PIMCO RealPath Blend 2040 Inst Class - 06-49J (16)(21)
Columbia Contrarian Core Fund Advisor Class - 06-095 (1)(17)	PIMCO RealPath Blend 2045 Inst Class - 06-49K (16)(21)
Columbia Contrarian Core Institutional 3 Class - 06-46K (16)(21)	PIMCO RealPath Blend 2050 Inst Class - 06-49M (16)(21)
Columbia Dividend Income Fund A Class - 06-903 (1)(17)	PIMCO RealPath Blend 2055 Inst Class - 06-49N (16)(21)
Columbia Dividend Income Fund Advisor Class - 06-096 (1)(17)	PIMCO RealPath Blend 2060 Inst Class - 06-6FF (4)(21)
Columbia Dividend Income I3 Class - 06-4FK (1)(19)	PIMCO RealPath Blend Inc Instl Class - 06-49P (16)(21)
Columbia Emerging Markets Bond Fund A Class - 06-438 (1)(17)	PIMCO STCKPLUS INSTL Institutional Class - 06-4K3 (1)(19)
Columbia Emerging Markets Bond Fund Institutional 3 Class - 06-CWG (1)(17)	PIMCO STCKSPLUS SMALL INSTL Institutional Class - 06-4K4 (1)(19)

Columbia Intg Large Cap Growth Inst A Class - 06-67P (2)(21)	PIMCO StocksPLUS International Fund (U.S. Dollar-Hedged) Inst Class - 06-3WR (1)(18)
Columbia Intg Large Cap Growth Institutional 3 Class - 06-67R (2)(21)	PIMCO Total Return Fund Admin Class - 06-291 (1)(17)
Columbia Intg Small Cap Growth A Class - 06-67T (2)(21)	PIMCO Total Return Fund Institutional Class - 06-FCN (1)(17)
Columbia Mid Cap Growth A Class - 06-64V (16)(21)	PIMCO Total Return Fund R Class - 06-680 (1)(17)
Columbia Mid Cap Index Fund A Class - 06-334 (1)(17)	Pioneer Bond Fund A Class - 06-834 (1)(17)
Columbia Overseas Value Fund A Class - 06-FTM (1)(18)	Pioneer Bond Fund K Class - 06-FCP (1)(17)
Columbia Overseas Value Fund Advisor Class - 06-FTN (1)(17)	Pioneer Bond Fund Y Class - 06-823 (1)(17)
Columbia Overseas Value Fund Institutional 3 Class - 06-FTP (1)(17)	Pioneer Classic Balanced Fund N Class - 06-3WW (1)(19)
Columbia Quality Income Fund A Class - 06-914 (1)(17)	Pioneer Dynamic Credit Fund A Class - 06-022 (16)(17)
Columbia Quality Income Fund Advisor Class - 06-947 (1)(17)	Pioneer Equity Income Fund A Class - 06-327 (1)(17)
Columbia Quality Income Fund Institutional 3 Class - 06-FTT (1)(17)	Pioneer Equity Income Fund K Class - 06-FCR (1)(17)
Columbia Select Large Cap Value Fund A Class - 06-912 (1)(17)	Pioneer Equity Income Fund Y Class - 06-828 (1)(17)
Columbia Select Large Cap Value Fund Advisor Class - 06-099 (1)(17)	Pioneer Fund A Class - 06-833 (1)(17)
Columbia Select Large Gr Institutional 3 Class - 06-4GF (16)(21)	Pioneer Fund VCT Portfolio I Class - 06-590 (1)(17)
Columbia Select Mid Cap Value Fund A Class - 06-911 (16)(18)	Pioneer Fundamental Growth Fund A Class - 06-628 (1)(17)
Columbia Select Mid Cap Value Fund Advisor Class - 06-098 (1)(17)	Pioneer Fundamental Growth Fund K Class - 06-FCT (1)(17)
Columbia Select Mid Cap Value Inst Class - 06-64W (16)(21)	Pioneer Fundamental Growth Fund Y Class - 06-626 (1)(17)
Columbia Select Small Cap Value Fund A Class - 06-913 (1)(17)	Pioneer Global Equity Fund A Class - 06-GGH (1)(17)
Columbia Seligman Communications and Information Fund A Class - 06-441 (1)(17)	Pioneer Global Equity Fund Y Class - 06-GGJ (1)(17)
Columbia Seligman Communications and Information Fund Advisor Class - 06-869 (1)(17)	Pioneer High Yield Fund A Class - 06-837 (1)(17)
Columbia Seligman Communications and Information Fund Inst 3 Class - 06-FTR (1)(17)	Pioneer High Yield Fund Y Class - 06-829 (1)(17)
Columbia Seligman Communications and Information Fund Institutional Cl - 06-443 (1)(17)	Pioneer Mid Cap Value Fund A Class - 06-838 (1)(17)
Columbia Small Cap Index Fund A Class - 06-336 (1)(17)	Pioneer Select Mid Cap Growth Fund A Class - 06-836 (1)(17)
Columbia Small Cap Value II A Class - 06-64X (16)(21)	Pioneer Select Mid Cap Growth Fund K Class - 06-FCV (1)(17)

Columbia SmCap Value I Inst Class - 06-4YY (16)(21)	Pioneer Select Mid Cap Growth VCT Portfolio I Class - 06-591 (1)(17)
Columbia Total Return Bond A Class - 06-64Y (15)(20)	Pioneer Strategic Income Fund A Class - 06-594 (1)(17)
Columbia Total Return Bond Adv Class - 06-67N (9)(20)	Pioneer Strategic Income Fund K Class - 06-FCW (1)(17)
CRM Mid Cap Value Investor Class - 06-551 (1)(17)	Pioneer Strategic Income Fund Y Class - 06-CGG (1)(17)
Crossmark Steward Global Equity Income Fund A Class - 06-029 (1)(17)	Principal Bond Market Index Fund R3 Class - 06-FHX (1)(18)
Crossmark Steward Large Cap Enhanced Index Fund A Class - 06-030 (1)(17)	Principal Core Fixed Inc R6 Class - 06-3JJ (1)(17)
Crossmark Steward Small-Mid Cap Enhanced Index Fund A Class - 06-031 (1)(17)	Principal Global Real Estate Securities Fund R6 Class - 06-3JP (1)(19)
Delaware Emerging Markets Fund R6 Class - 06-3YK (1)(18)	Principal International Equity Index Fund R3 Class - 06-CVG (1)(17)
Delaware Ivy Asset Strategy Fund R Class - 06-007 (1)(17)	Principal LargeCap Growth Fund R6 Class - 06-3JH (1)(17)
Delaware Ivy Balanced Fund R Class - 06-009 (1)(17)	Principal MidCap R6 Retirement Class - 06-6H4 (8)(21)
Delaware Ivy Emerging Markets Equity Fund N Class - 06-3XY (1)(20)	Principal MidCap S&P 400 Index Fund R3 Class - 06-FPW (1)(17)
Delaware Ivy Energy Fund Y Class - 06-CGR (1)(17)	Principal MidCap S&P 400 Index Fund R6 Class - 06-3RN (1)(20)
Delaware Ivy High Income Fund N Class - 06-GMF (1)(18)	Principal Real Estate Securities Fund R6 Class - 06-3CP (1)(19)
Delaware Ivy High Income Fund R Class - 06-011 (1)(17)	Principal Small Cap S&P 500 Index R6 Class - 06-4TV (11)(20)
Delaware Ivy High Income Fund Y Class - 06-012 (1)(17)	Principal SmallCap Growth Fund I R6 Class - 06-3RP (1)(20)
Delaware Ivy Mid Cap Growth Fund N Class - 06-3VY (16)(21)	Principal SmallCap S&P 600 Index Fund R3 Class - 06-FPX (1)(17)
Delaware Ivy Small Cap Core Fund N Class - 06-FNR (1)(17)	Putnam Dynamic Asset Allocation Balanced Fund R6 Class - 06-GNN (1)(18)
Delaware Ivy Small Cap Core Fund R Class - 06-FPP (1)(17)	Putnam Dynamic Asset Allocation Conservative Fund R6 Class - 06-GNT (1)(19)
Delaware Ivy Small Cap Core Fund Y Class - 06-FPF (1)(18)	Putnam Dynamic Asset Allocation Growth Fund A Class - 06-GNW (1)(18)
Delaware Small Cap Core Fund R6 Class - 06-3GP (1)(18)	Putnam Dynamic Asset Allocation Growth Fund R6 Class - 06-GNX (1)(17)
Delaware Small Cap Value Fund R6 Class - 06-3CN (1)(18)	Putnam Growth Opportunities Fund A Class - 06-938 (1)(17)
DFA Commodity Strategy Portfolio Institutional Class - 06-GKJ (1)(17)	Putnam Growth Opportunities Fund R6 Class - 06-GCG (1)(17)
DFA Emerging Markets Core Equity Portfolio Institutional Class - 06-3F9 (1)(17)	Putnam Growth Opportunities Fund Y Class - 06-899 (1)(19)
DFA Emerging Markets Portfolio Institutional Class - 06-CWJ (1)(17)	Putnam Large Cap Value A Class - 06-FCG (1)(17)

DFA Emerging Markets Sustainability Core 1 Portfolio Institutional Cl - 06-3CV (1)(17)	Putnam Large Cap Value R6 Class - 06-36H (1)(18)
DFA Emerging Markets Value R2 Class - 06-988 (1)(17)	Putnam Large Cap Value Y Class - 06-FCF (1)(18)
DFA Five-Year Global Fixed Income Portfolio Institutional Class - 06-3C4 (1)(17)	Putnam Sustainable Future Fund R6 Class - 06-3XC (1)(18)
DFA Global Allocation 60-40 Portfolio Institutional Class - 06-CWM (1)(17)	Putnam Sustainable Leaders Fund R6 Class - 06-3XG (1)(19)
DFA Global Allocation 60-40 Portfolio R2 Class - 06-991 (1)(17)	Russell Emerging Markets Fund S Class - 06-747 (1)(17)
DFA Global Equity Portfolio Institutional Class - 06-CWN (1)(17)	Russell Equity Income Fund S Class - 06-742 (1)(17)
DFA Global Equity Portfolio R2 Class - 06-992 (1)(17)	Russell Global Equity Fund S Class - 06-736 (1)(17)
DFA Global Real Estate Securities Portfolio - 06-3CW (1)(17)	Russell Global Real Estate Securities Fund R6 Class - 06-FFM (1)(17)
DFA Inflation-Protected Securities Portfolio Institutional Class - 06-GKK (1)(17)	Russell Global Real Estate Securities Fund S Class - 06-739 (1)(17)
DFA Interm Gov Fixed Inc Institutional Class - 06-4FV (1)(19)	Russell Investment Grade Bond Fund S Class - 06-738 (1)(17)
DFA International Core Equity Portfolio Institutional Class - 06-CWP (1)(17)	Russell LifePoints Balanced Strategy Fund R1 Class - 06-659 (1)(17)
DFA International Small Company Portfolio Institutional Class - 06-CWR (1)(17)	Russell LifePoints Balanced Strategy Fund R5 Class - 06-665 (1)(17)
DFA International Sustainability Core 1 Portfolio - 06-3C7 (1)(17)	Russell LifePoints Conservative Strategy Fund R1 Class - 06-661 (1)(17)
DFA International Value R2 Class - 06-993 (1)(17)	Russell LifePoints Conservative Strategy Fund R5 Class - 06-655 (1)(17)
DFA Investment Grade Portfolio Institutional Class - 06-CWT (1)(17)	Russell LifePoints Equity Growth Strategy Fund R1 Class - 06-662 (1)(17)
DFA Real Estate Securities Portfolio Institutional Class - 06-CWV (1)(17)	Russell LifePoints Equity Growth Strategy Fund R5 Class - 06-675 (1)(17)
DFA U.S. Large Cap Growth Portfolio Institutional Class - 06-CWW (1)(17)	Russell LifePoints Growth Strategy Fund R1 Class - 06-663 (1)(17)
DFA U.S. Large Cap Value Portfolio Institutional Class - 06-3C3 (1)(17)	Russell LifePoints Growth Strategy Fund R5 Class - 06-670 (1)(17)
DFA U.S. Large Company Portfolio - 06-CWX (1)(17)	Russell LifePoints Moderate Strategy Fund R1 Class - 06-664 (1)(17)
DFA U.S. Small Cap Portfolio Institutional Class - 06-GFK (1)(17)	Russell LifePoints Moderate Strategy Fund R5 Class - 06-660 (1)(17)
DFA U.S. Sustainability Core 1 Portfolio - 06-3C6 (1)(17)	Russell Short Duration Bond Fund S Class - 06-748 (1)(17)
DFA U.S. Targeted Value Portfolio Institutional Class - 06-CXC (1)(17)	Russell Sustainable Equity Fund S Class - 06-744 (1)(17)
DFA U.S. Targeted Value Portfolio R2 Class - 06-994 (1)(17)	Russell U.S. Small Cap Equity Fund R6 Class - 06-GCM (1)(18)
DFA US Core Equity 1I Inst Class - 06-4NF (1)(20)	Russell U.S. Small Cap Equity Fund S Class - 06-749 (1)(17)

DFA US Small Cap Value I Inst Class - 06-4NC (1)(20)	State Street Equity 500 Index Admin Class - 06-225 (1)(17)
DFA World Ex U.S. Government Fixed Income Portfolio Institutional Cl - 06-CXF (1)(17)	State Street Equity 500 Index R Class - 06-167 (1)(17)
DWS CROCI U.S. Fund A Class - 06-FNF (1)(17)	State Street Target Retirement 2020 Fund K Class - 06-3TT (16)(21)
DWS Emerging Markets Equity Fund A Class - 06-3VN (1)(18)	State Street Target Retirement 2025 Fund K Class - 06-3TV (16)(21)
DWS Emerging Markets Equity Fund R6 Class - 06-3VJ (1)(19)	State Street Target Retirement 2030 Fund K Class - 06-3TW (16)(21)
DWS GNMA Fund A Class - 06-FPY (1)(17)	State Street Target Retirement 2035 Fund K Cl - 06-3VR (16)(21)
DWS GNMA Fund S Class - 06-FRC (1)(17)	State Street Target Retirement 2040 Fund K Class - 06-3TY (16)(21)
DWS Mid Cap Value Fund A Class - 06-622 (1)(17)	State Street Target Retirement 2045 Fund K Class - 06-3V3 (16)(21)
DWS Mid Cap Value Fund S Class - 06-632 (1)(17)	State Street Target Retirement 2050 Fund K Class - 06-3V4 (16)(21)
DWS RREEF Real Assets Fund A Class - 06-621 (1)(17)	State Street Target Retirement 2055 Fund K Class - 06-3V6 (16)(21)
DWS RREEF Real Assets Fund S Class - 06-631 (1)(17)	State Street Target Retirement 2060 Fund K Class - 06-3V7 (16)(21)
DWS RREEF Real Estate Securities Fund A Class - 06-613 (1)(17)	State Street Target Retirement 2065 K Class - 06-64F (16)(21)
DWS RREEF Real Estate Securities Fund R6 Class - 06-CWH (1)(17)	State Street Target Retirement Fund K Class - 06-3V9 (16)(21)
DWS RREEF Real Estate Securities Fund S Class - 06-617 (1)(17)	T Rowe Price Capital Appr I Class - 06-4GM (1)(20)
DWS Small Cap Core Fund A Class - 06-GGK (1)(17)	T Rowe Price Div Mid Cap Gr Inst Class - 06-4TR (16)(21)
DWS Small Cap Core Fund S Class - 06-GGM (1)(17)	T Rowe Price Health Science I Class - 06-4GC (1)(19)
Federated Herm Total Return Bond R6 Class - 06-6GY (5)(21)	T Rowe Price Intl Discovery - 06-63M (16)(21)
Federated High Yield Trust Institutional Class - 06-788 (1)(17)	T Rowe Price Ret 2065 Adv Class - 06-63R (14)(20)
Federated High Yield Trust R6 Class - 06-GKM (1)(17)	T Rowe Price Ret 2065 Inst Class - 06-64G (14)(20)
Federated High Yield Trust Service Class - 06-918 (1)(17)	T Rowe Price Ret 2065 R Class - 06-63W (14)(20)
Federated Institutional High Yield Bond Fund R6 Class - 06-3GV (1)(19)	T Rowe Price Value I Class - 06-4GV (1)(20)
Federated International Equity Fund A Class - 06-CHH (1)(17)	T. Rowe Price Blue Chip Growth Fund I Class - 06-FFN (1)(17)
Federated International Equity Fund IS Class - 06-CHJ (1)(17)	T. Rowe Price Blue Chip Growth Fund R Class - 06-720 (1)(17)
Federated International Leaders Fund A Class - 06-065 (1)(17)	T. Rowe Price Dividend Growth Fund I Class - 06-3W9 (1)(19)

Federated International Leaders Fund Institutional Class - 06-049 (1)(17)	T. Rowe Price Equity Income Fund I Class - 06-FFP (1)(17)
Federated International Leaders Fund R6 Class - 06-GKN (1)(20)	T. Rowe Price Equity Income Fund R Class - 06-775 (1)(17)
Federated Kaufmann Large Cap Fund A Class - 06-066 (1)(17)	T. Rowe Price Equity Income Portfolio - 06-580 (1)(17)
Federated Kaufmann Large Cap Fund Institutional Class - 06-050 (1)(17)	T. Rowe Price European Stock Fund - 06-755 (1)(17)
Federated Kaufmann Large Cap Fund R6 Class - 06-CXG (1)(17)	T. Rowe Price Financial Services Fund I Class - 06-GPC (1)(18)
Federated MDT All Cap Core Fund A Class - 06-067 (1)(17)	T. Rowe Price Growth Stock Fund Advisor Class - 06-308 (1)(17)
Federated MDT All Cap Core Fund Institutional Class - 06-051 (1)(17)	T. Rowe Price Growth Stock Fund I Class - 06-FFR (1)(17)
Federated MDT Small Cap Core Fund R6 Class - 06-3MG (1)(20)	T. Rowe Price Growth Stock Fund R Class - 06-780 (1)(17)
Federated MDT Small Cap Growth Fund A Class - 06-FTW (1)(17)	T. Rowe Price International Stock Fund R Class - 06-715 (1)(17)
Federated MDT Small Cap Growth Fund Institutional Class - 06-FTV (1)(17)	T. Rowe Price International Value Equity Fund Advisor Class - 06-309 (1)(17)
Federated MDT Small Cap Growth Fund R6 Class - 06-FTX (1)(17)	T. Rowe Price International Value Equity Fund I Class - 06-FFT (1)(17)
Federated MDT SmallCap Core A Class - 06-4FR (1)(18)	T. Rowe Price International Value Equity Fund R Class - 06-795 (1)(17)
Federated MDT SmallCap Core Institutional Class - 06-4FT (1)(18)	T. Rowe Price Mid-Cap Growth Fund I Class - 06-FFV (1)(17)
Fidelity 500 Index Fund - 06-3HR (1)(17)	T. Rowe Price Mid-Cap Growth Fund R Class - 06-790 (1)(17)
Fidelity Adv Frdm Blnd 2065 Z6 Inst Class - 06-64C (16)(21)	T. Rowe Price Mid-Cap Value Fund Advisor Class - 06-311 (1)(17)
Fidelity Adv Freedom 2065 I Inst Class - 06-63P (14)(20)	T. Rowe Price Mid-Cap Value Fund I Class - 06-FFW (1)(18)
Fidelity Adv Freedom 2065 M M Class - 06-63V (14)(20)	T. Rowe Price Mid-Cap Value Fund R Class - 06-785 (1)(17)
Fidelity Adv Growth Opps Z Inst Class - 06-4RH (9)(20)	T. Rowe Price New Horizons Fund IS Class - 06-3XK (1)(19)
Fidelity Adv Intl RealEstate Z Class - 06-4G4 (1)(20)	T. Rowe Price Overseas Stock Fund I Class - 06-3RR (1)(20)
Fidelity Adv Intl Small Cap Z Inst Class - 06-4XH (13)(20)	T. Rowe Price Retirement 2005 Fund Advisor Class - 06-573 (1)(17)
Fidelity Adv Small Cap Value Z Inst Class - 06-4TT (16)(21)	T. Rowe Price Retirement 2005 Fund I Class - 06-GCN (1)(17)
Fidelity Adv Technology Z Inst Class - 06-4N4 (1)(20)	T. Rowe Price Retirement 2005 Fund R Class - 06-576 (1)(17)
Fidelity Advisor Balanced Fund I Class - 06-FTY (1)(17)	T. Rowe Price Retirement 2010 Fund Advisor Class - 06-574 (1)(17)
Fidelity Advisor Balanced Fund M Class - 06-FVC (1)(17)	T. Rowe Price Retirement 2010 Fund I Class - 06-GCP (1)(17)

Fidelity Advisor Balanced Fund Z Class - 06-FVF (1)(17)	T. Rowe Price Retirement 2010 Fund R Class - 06-579 (1)(17)
Fidelity Advisor Diversified International Fund M Class - 06-280 (1)(17)	T. Rowe Price Retirement 2015 Fund Advisor Class - 06-774 (1)(17)
Fidelity Advisor Diversified International Fund Z Class - 06-FVG (1)(17)	T. Rowe Price Retirement 2015 Fund I Class - 06-FFY (1)(17)
Fidelity Advisor Diversified Stock Fund Institutional Class - 06-028 (1)(17)	T. Rowe Price Retirement 2015 Fund R Class - 06-776 (1)(17)
Fidelity Advisor Diversified Stock Fund M Class - 06-045 (1)(17)	T. Rowe Price Retirement 2020 Fund Advisor Class - 06-777 (1)(17)
Fidelity Advisor Dividend Growth Fund M Class - 06-255 (1)(17)	T. Rowe Price Retirement 2020 Fund I Class - 06-FGF (1)(17)
Fidelity Advisor Energy Fund I Class - 06-34W (1)(18)	T. Rowe Price Retirement 2020 Fund R Class - 06-778 (1)(17)
Fidelity Advisor Energy Fund M Class - 06-34X (1)(18)	T. Rowe Price Retirement 2025 Fund Advisor Class - 06-779 (1)(17)
Fidelity Advisor Equity Growth Fund M Class - 06-120 (1)(17)	T. Rowe Price Retirement 2025 Fund I Class - 06-FGG (1)(17)
Fidelity Advisor Equity Income Fund M Class - 06-260 (1)(17)	T. Rowe Price Retirement 2025 Fund R Class - 06-781 (1)(17)
Fidelity Advisor Freedom 2005 Fund Z6 Class - 06-GHK (1)(20)	T. Rowe Price Retirement 2030 Fund Advisor Class - 06-782 (1)(17)
Fidelity Advisor Freedom 2010 Fund I Class - 06-CCH (1)(17)	T. Rowe Price Retirement 2030 Fund I Class - 06-FGH (1)(17)
Fidelity Advisor Freedom 2010 Fund M Class - 06-195 (1)(17)	T. Rowe Price Retirement 2030 Fund R Class - 06-783 (1)(17)
Fidelity Advisor Freedom 2010 Fund Z6 Class - 06-GHM (1)(20)	T. Rowe Price Retirement 2035 Fund Advisor Class - 06-784 (1)(17)
Fidelity Advisor Freedom 2015 Fund I Class - 06-CCJ (1)(17)	T. Rowe Price Retirement 2035 Fund I Class - 06-FGJ (1)(17)
Fidelity Advisor Freedom 2015 Fund M Class - 06-101 (1)(17)	T. Rowe Price Retirement 2035 Fund R Class - 06-786 (1)(17)
Fidelity Advisor Freedom 2015 Fund Z6 Class - 06-GHN (1)(20)	T. Rowe Price Retirement 2040 Fund Advisor Class - 06-787 (1)(17)
Fidelity Advisor Freedom 2020 Fund I Class - 06-CCK (1)(17)	T. Rowe Price Retirement 2040 Fund I Class - 06-FGK (1)(17)
Fidelity Advisor Freedom 2020 Fund M Class - 06-102 (1)(17)	T. Rowe Price Retirement 2040 Fund R Class - 06-789 (1)(17)
Fidelity Advisor Freedom 2020 Fund Z6 Class - 06-GHP (16)(21)	T. Rowe Price Retirement 2045 Fund Advisor Class - 06-791 (1)(17)
Fidelity Advisor Freedom 2025 Fund I Class - 06-CCM (1)(17)	T. Rowe Price Retirement 2045 Fund I Class - 06-FGM (1)(17)
Fidelity Advisor Freedom 2025 Fund M Class - 06-103 (1)(17)	T. Rowe Price Retirement 2045 Fund R Class - 06-792 (1)(17)
Fidelity Advisor Freedom 2025 Fund Z6 Class - 06-GHR (1)(20)	T. Rowe Price Retirement 2050 Fund Advisor Class - 06-793 (1)(17)
Fidelity Advisor Freedom 2030 Fund I Class - 06-CCN (1)(17)	T. Rowe Price Retirement 2050 Fund I Class - 06-FGN (1)(17)

Fidelity Advisor Freedom 2030 Fund M Class - 06-106 (1)(17)	T. Rowe Price Retirement 2050 Fund R Class - 06-794 (1)(17)
Fidelity Advisor Freedom 2030 Fund Z6 Class - 06-GHT (1)(20)	T. Rowe Price Retirement 2055 Fund Advisor Class - 06-796 (1)(17)
Fidelity Advisor Freedom 2035 Fund I Class - 06-CCP (1)(17)	T. Rowe Price Retirement 2055 Fund I Class - 06-FGP (1)(17)
Fidelity Advisor Freedom 2035 Fund M Class - 06-107 (1)(17)	T. Rowe Price Retirement 2055 Fund R Class - 06-797 (1)(17)
Fidelity Advisor Freedom 2035 Fund Z6 Class - 06-GHV (1)(20)	T. Rowe Price Retirement 2060 Fund Advisor Class - 06-CMP (1)(17)
Fidelity Advisor Freedom 2040 Fund I Class - 06-CCR (1)(17)	T. Rowe Price Retirement 2060 Fund I Class - 06-FGR (1)(17)
Fidelity Advisor Freedom 2040 Fund M Class - 06-108 (1)(17)	T. Rowe Price Retirement 2060 Fund R Class - 06-CMR (1)(17)
Fidelity Advisor Freedom 2040 Fund Z6 Class - 06-GHW (1)(20)	T. Rowe Price Retirement Balanced I Fund Advisor Class - 06-798 (1)(17)
Fidelity Advisor Freedom 2045 Fund I Class - 06-CCT (1)(17)	T. Rowe Price Retirement Balanced I Fund I Class - 06-FFX (1)(17)
Fidelity Advisor Freedom 2045 Fund M Class - 06-284 (1)(17)	T. Rowe Price Retirement Balanced I Fund R Class - 06-799 (1)(17)
Fidelity Advisor Freedom 2045 Fund Z6 Class - 06-GHX (1)(20)	Templeton Foreign Fund A Class - 06-312 (1)(17)
Fidelity Advisor Freedom 2050 Fund I Class - 06-CCV (1)(17)	Templeton Foreign Fund R Class - 06-920 (1)(17)
Fidelity Advisor Freedom 2050 Fund M Class - 06-286 (1)(17)	Templeton Foreign Fund R6 Class - 06-GCR (1)(17)
Fidelity Advisor Freedom 2050 Fund Z6 Class - 06-GHY (1)(20)	Templeton Global Bond Fund A Class - 06-886 (1)(17)
Fidelity Advisor Freedom 2055 Fund I Class - 06-CCW (1)(17)	Templeton Global Bond Fund Advisor Class - 06-CNH (1)(17)
Fidelity Advisor Freedom 2055 Fund M Class - 06-394 (1)(17)	Templeton Global Bond Fund R Class - 06-887 (1)(17)
Fidelity Advisor Freedom 2055 Fund Z6 Class - 06-GJC (1)(20)	Templeton Global Bond Fund R6 Class - 06-FGT (1)(17)
Fidelity Advisor Freedom 2060 Fund I Class - 06-CCX (1)(17)	Templeton Growth Fund A Class - 06-313 (1)(17)
Fidelity Advisor Freedom 2060 Fund M Class - 06-CHG (1)(17)	Templeton Growth Fund R Class - 06-925 (1)(17)
Fidelity Advisor Freedom 2060 Fund Z6 Class - 06-GJF (1)(20)	Templeton International Bond Fund A Class - 06-CHN (1)(18)
Fidelity Advisor Freedom Income Fund I Class - 06-CCG (1)(17)	The Hartford Balanced Income Fund R6 Class - 06-3P9 (1)(19)
Fidelity Advisor Freedom Income Fund M Class - 06-111 (1)(17)	The Hartford Dividend and Growth Fund R6 Class - 06-3NY (1)(19)
Fidelity Advisor Freedom® Blend 2020 Fund Z6 Class - 06-43N (1)(19)	The Hartford International Opportunities Fund R6 Class - 06-3F7 (1)(18)
Fidelity Advisor Freedom® Blend 2025 Fund Z6 Class - 06-43P (1)(19)	The Hartford MidCap Fund R3 Class - 06-39R (1)(18)

Fidelity Advisor Freedom® Blend 2030 Fund Z6 Class - 06-43R (1)(19)	The Hartford MidCap Fund R4 Class - 06-39P (1)(17)
Fidelity Advisor Freedom® Blend 2035 Fund Z6 Class - 06-43T (1)(19)	The Hartford MidCap Fund R6 Class - 06-39T (1)(17)
Fidelity Advisor Freedom® Blend 2040 Fund Z6 Class - 06-43V (1)(19)	The Hartford Total Return Bond Fund R6 Class - 06-3P6 (1)(19)
Fidelity Advisor Freedom® Blend 2045 Fund Z6 Class - 06-43W (1)(19)	The Hartford World Bond Fund R4 Class - 06-3YH (1)(18)
Fidelity Advisor Freedom® Blend 2050 Fund Z6 Class - 06-43X (1)(19)	The Hartford World Bond Fund R6 Class - 06-3P7 (1)(18)
Fidelity Advisor Freedom® Blend 2055 Fund Z6 Class - 06-43Y (1)(19)	Thornburg Developing World R6 Class - 06-4GW (16)(21)
Fidelity Advisor Freedom® Blend 2060 Fund Z6 Class - 06-44C (1)(19)	Thornburg International Value Fund R3 Class - 06-990 (1)(17)
Fidelity Advisor Growth & Income Fund M Class - 06-265 (1)(17)	Thornburg International Value Fund R5 Class - 06-316 (1)(17)
Fidelity Advisor Growth Opportunities Fund M Class - 06-125 (1)(17)	Thornburg International Value Fund R6 Class - 06-GPF (1)(19)
Fidelity Advisor International Capital Appreciation Fund M Class - 06-155 (1)(18)	Thornburg Investment Income Builder Fund R3 Class - 06-987 (1)(17)
Fidelity Advisor International Capital Appreciation Fund Z Class - 06-FVJ (1)(17)	Thornburg Investment Income Builder Fund R5 Class - 06-986 (1)(17)
Fidelity Advisor Leveraged Company Stock Fund A Class - 06-232 (1)(17)	Thornburg Limited Term Income Fund R3 Class - 06-995 (1)(17)
Fidelity Advisor Leveraged Company Stock Fund M Class - 06-233 (1)(17)	Thornburg Limited Term Income Fund R5 Class - 06-953 (1)(17)
Fidelity Advisor New Insights Fund A Class - 06-295 (1)(17)	Thornburg Limited Term Income Fund R6 Class - 06-GCV (1)(17)
Fidelity Advisor New Insights Fund M Class - 06-166 (1)(17)	Thornburg Limited Term U.S. Government Fund R3 Class - 06-104 (1)(17)
Fidelity Advisor Real Estate Fund I Class - 06-047 (1)(17)	Thornburg Smid Growth R3 Class - 06-985 (1)(17)
Fidelity Advisor Real Estate Fund M Class - 06-391 (1)(17)	Thornburg Smid Growth R5 Class - 06-314 (1)(17)
Fidelity Advisor Small Cap Fund A Class - 06-393 (1)(17)	Thornburg Strategic Income R6 Class - 06-4XJ (13)(20)
Fidelity Advisor Small Cap Fund M Class - 06-275 (1)(17)	Thornburg Value Fund R3 Class - 06-109 (1)(17)
Fidelity Advisor Stock Selector All Cap Fund M Class - 06-841 (1)(17)	TIAA CREF Intl Opps Retl Adv Class - 06-6J9 (7)(21)
Fidelity Advisor Stock Selector Mid Cap Fund M Class - 06-270 (1)(17)	TIAA-CREF Bond Index Fund Institutional Class - 06-FGV (1)(17)
Fidelity Advisor Strategic Dividend & Income Fund I Class - 06-026 (1)(17)	TIAA-CREF Bond Index Fund Retirement Class - 06-434 (1)(17)
Fidelity Advisor Strategic Income Fund A Class - 06-110 (1)(17)	TIAA-CREF Bond Plus Fund Institutional Class - 06-3F4 (1)(18)
Fidelity Advisor Total Bond Fund I Class - 06-027 (1)(17)	TIAA-CREF Bond Plus Fund Retirement Class - 06-939 (1)(17)

Fidelity Advisor Total Bond Fund M Class - 06-044 (1)(17)	TIAA-CREF Core Impact Bd Institutional Class - 06-GCW (1)(17)
Fidelity Advisor Total Bond Fund Z Class - 06-FVM (1)(17)	TIAA-CREF Core Impact Bd R Class - 06-CNK (1)(17)
Fidelity Advisor Value Fund A Class - 06-322 (1)(17)	TIAA-CREF Emerging Markets Equity Index Fund Retirement Class - 06-020 (1)(17)
Fidelity Advisor Value Fund M Class - 06-323 (1)(20)	TIAA-CREF Growth & Income Fund Institutional Class - 06-FGW (1)(19)
Fidelity Emerging Markets Index Fund - 06-3WN (1)(19)	TIAA-CREF Growth & Income Fund Retirement Class - 06-433 (1)(17)
Fidelity Extended Market Index Fund - 06-3WJ (1)(19)	TIAA-CREF International Equity Index Fund Institutional Class - 06-FGX (1)(17)
Fidelity Four In One Index No Load Class - 06-4N3 (16)(21)	TIAA-CREF International Equity Index fund Retirement Class - 06-428 (1)(17)
Fidelity Frdm Idx 2005 I Prem Other Class - 06-6HV (6)(21)	TIAA-CREF Large-Cap Growth Fund Retirement Class - 06-942 (1)(17)
Fidelity Frdm Idx 2010 I Prem Other Class - 06-6H7 (6)(21)	TIAA-CREF Large-Cap Growth Index Fund Institutional Class - 06-FGY (1)(17)
Fidelity Frdm Idx 2015 I Prem Other Class - 06-6H9 (6)(21)	TIAA-CREF Large-Cap Growth Index Fund Retirement Class - 06-431 (1)(17)
Fidelity Frdm Idx 2020 I Prem Other Class - 06-6HW (6)(21)	TIAA-CREF Large-Cap Value Fund Retirement Class - 06-943 (1)(17)
Fidelity Frdm Idx 2025 I Prem Other Class - 06-6HC (6)(21)	TIAA-CREF Large-Cap Value Index Fund Institutional Class - 06-FHC (1)(17)
Fidelity Frdm Idx 2030 I Prem Other Class - 06-6HF (6)(21)	TIAA-CREF Large-Cap Value Index Fund Retirement Class - 06-429 (1)(17)
Fidelity Frdm Idx 2035 I Prem Other Class - 06-6HG (6)(21)	TIAA-CREF Lifecycle 2025 Fund Institutional Class - 06-36N (1)(19)
Fidelity Frdm Idx 2040 I Prem Other Class - 06-6HH (6)(21)	TIAA-CREF Lifecycle 2030 Fund Institutional Class - 06-36P (1)(17)
Fidelity Frdm Idx 2045 I Prem Other Class - 06-6HJ (6)(21)	TIAA-CREF Lifecycle 2035 Fund Institutional Class - 06-36R (1)(17)
Fidelity Frdm Idx 2050 I Prem Other Class - 06-6HK (6)(21)	TIAA-CREF Lifecycle 2040 Fund Institutional Class - 06-36T (1)(17)
Fidelity Frdm Idx 2055 I Prem Other Class - 06-6HM (6)(21)	TIAA-CREF Lifecycle 2045 Fund Institutional Class - 06-36V (1)(17)
Fidelity Frdm Idx 2060 I Prem Other Class - 06-6HN (6)(21)	TIAA-CREF Lifecycle 2050 Fund Institutional Class - 06-36W (1)(17)
Fidelity Frdm Idx 2065 I Prem Other Class - 06-6HP (6)(21)	TIAA-CREF Lifecycle 2055 Fund Institutional Class - 06-37C (1)(19)
Fidelity Freedom® Index 2010 Fund Investor Class - 06-49Y (16)(21)	TIAA-CREF Lifecycle 2060 Fund Institutional Class - 06-36Y (1)(20)
Fidelity Freedom® Index 2015 Fund Investor Class - 06-4C4 (16)(21)	TIAA-CREF Lifecycle 2065 Instl Class - 06-64H (16)(21)
Fidelity Freedom® Index 2020 Fund Investor Class - 06-4C6 (16)(21)	TIAA-CREF Lifecycle Idx 2065 Inst Class - 06-4XR (13)(20)
Fidelity Freedom® Index 2025 Fund Investor Class - 06-4C7 (1)(20)	TIAA-CREF Lifecycle Idx 2065 R Class - 06-4XT (13)(20)

Fidelity Freedom® Index 2030 Fund Investor Class - 06-4C9 (1)(19)	TIAA-CREF Lifecycle Index 2010 Fund Institutional Class - 06-FHF (1)(17)
Fidelity Freedom® Index 2035 Fund Investor Class - 06-4CC (1)(20)	TIAA-CREF Lifecycle Index 2010 Fund Retirement Class - 06-032 (1)(17)
Fidelity Freedom® Index 2040 Fund Investor Class - 06-4CF (1)(19)	TIAA-CREF Lifecycle Index 2015 Fund Institutional Class - 06-FHG (1)(17)
Fidelity Freedom® Index 2045 Fund Investor Class - 06-4CG (1)(19)	TIAA-CREF Lifecycle Index 2015 Fund Retirement Class - 06-033 (1)(17)
Fidelity Freedom® Index 2050 Fund Investor Class - 06-4CH (1)(19)	TIAA-CREF Lifecycle Index 2020 Fund Institutional Class - 06-FHH (1)(17)
Fidelity Freedom® Index 2055 Fund Investor Class - 06-4CJ (1)(19)	TIAA-CREF Lifecycle Index 2020 Fund Retirement Class - 06-034 (1)(17)
Fidelity Freedom® Index 2060 Fund Investor Class - 06-4CK (1)(19)	TIAA-CREF Lifecycle Index 2025 Fund Institutional Class - 06-FHJ (1)(17)
Fidelity Freedom® Index 2065 Fund Investor Class - 06-4F3 (16)(21)	TIAA-CREF Lifecycle Index 2025 Fund Retirement Class - 06-035 (1)(17)
Fidelity Inflation-Protected Bond Index Fund - 06-3WK (1)(19)	TIAA-CREF Lifecycle Index 2030 Fund Institutional Class - 06-FHK (1)(17)
Fidelity International Index Fund - 06-3HX (1)(18)	TIAA-CREF Lifecycle Index 2030 Fund Retirement Class - 06-036 (1)(17)
Fidelity International Sustainability Index Fund Inst Class - 06-4H6 (16)(21)	TIAA-CREF Lifecycle Index 2035 Fund Institutional Class - 06-FHM (1)(17)
Fidelity Large Cap Gro Idx Inst Class - 06-4RK (9)(20)	TIAA-CREF Lifecycle Index 2035 Fund Retirement Class - 06-037 (1)(17)
Fidelity Large Cap Val Idx Inst Class - 06-4RJ (16)(21)	TIAA-CREF Lifecycle Index 2040 Fund Institutional Class - 06-FHN (1)(17)
Fidelity Mid Cap Index Fund - 06-3HW (1)(18)	TIAA-CREF Lifecycle Index 2040 Fund Retirement Class - 06-038 (1)(17)
Fidelity Real Estate Index Fund - 06-3WP (1)(19)	TIAA-CREF Lifecycle Index 2045 Fund Institutional Class - 06-FHP (1)(17)
Fidelity Small Cap Index Fund - 06-3HV (1)(18)	TIAA-CREF Lifecycle Index 2045 Fund Retirement Class - 06-039 (1)(17)
Fidelity Sustainability Bond Index Fund Institutional Class - 06-4H4 (16)(21)	TIAA-CREF Lifecycle Index 2050 Fund Institutional Class - 06-FHR (1)(17)
Fidelity Total International Index Fund - 06-3WH (1)(18)	TIAA-CREF Lifecycle Index 2050 Fund Retirement Class - 06-040 (1)(17)
Fidelity Total Market Index Fund - 06-3MR (1)(18)	TIAA-CREF Lifecycle Index 2055 Fund Institutional Class - 06-FHT (1)(17)
Fidelity U.S. Bond Index Fund - 06-3HT (1)(18)	TIAA-CREF Lifecycle Index 2055 Fund Retirement Class - 06-041 (1)(17)
Fidelity US Sustainability Index Fund - 06-3X3 (1)(20)	TIAA-CREF Lifecycle Index 2060 Fund Institutional Class - 06-FHV (1)(17)
Fidelity VIP Asset Manager Portfolio Initial Class - 06-230 (1)(17)	TIAA-CREF Lifecycle Index 2060 Fund Retirement Class - 06-CMV (1)(17)
Fidelity VIP Contrafund Portfolio Initial Class - 06-245 (1)(17)	TIAA-CREF Lifecycle Index Retirement Income Fund Institutional Class - 06-FHW (1)(17)
Fidelity VIP Equity-Income Portfolio Initial Class - 06-205 (1)(17)	TIAA-CREF Lifecycle Index Retirement Income Fund Retirement Class - 06-042 (1)(17)

Fidelity VIP Growth Portfolio Initial Class - 06-210 (1)(17)	TIAA-CREF Lifecycle Retirement Income Fund Inst Class - 06-36X (1)(19)
Fidelity VIP High Income Portfolio Initial Class - 06-215 (1)(17)	TIAA-CREF Lifestyle Aggressive Growth Fund Institutional Class - 06-3CK (1)(18)
Fidelity VIP Overseas Portfolio Initial Class - 06-220 (1)(17)	TIAA-CREF Lifestyle Conservative Fund Institutional Class - 06-3CG (1)(18)
First Eagle Global Fund R6 Class - 06-3VC (1)(19)	TIAA-CREF Lifestyle Growth Fund Institutional Class - 06-3CJ (1)(19)
First Eagle Overseas Fund R6 Class - 06-3VF (1)(20)	TIAA-CREF Lifestyle Moderate Fund Institutional Class - 06-3CH (1)(19)
Franklin DynaTech Fund R6 Class - 06-3RY (1)(19)	TIAA-CREF Mid-Cap Growth Fund Retirement Class - 06-944 (1)(17)
Franklin Equity Income Fund R6 Class - 06-3T3 (1)(20)	TIAA-CREF Real Estate Securities Fund Institutional Class - 06-3MH (1)(18)
Franklin Growth Fund A Class - 06-819 (1)(17)	TIAA-CREF Social Choice Equity Fund Institutional Class - 06-GCX (1)(17)
Franklin Growth Fund Advisor Class - 06-CMX (1)(17)	TIAA-CREF Social Choice Equity Fund Retirement Class - 06-432 (1)(17)
Franklin Growth Fund R Class - 06-818 (1)(17)	TIAA-CREF Social Choice International Equity Fund Institutional Class - 06-GCY (1)(17)
Franklin Growth Opportunities Fund Advisor Class - 06-CNW (1)(17)	Timothy Plan Conservative Growth Fund A Class - 06-339 (1)(17)
Franklin Growth Opportunities Fund R Class - 06-4PN (1)(20)	Timothy Plan Strategic Growth Fund A Class - 06-341 (1)(17)
Franklin Growth Opportunities Fund R Class - 06-CMW (1)(17)	Touchstone Flexible Income Fund A Class - 06-703 (1)(17)
Franklin Growth Series R6 Class - 06-FXP (1)(17)	Touchstone Focused Fund A Class - 06-619 (1)(17)
Franklin Income Fund Advisor Class - 06-719 (1)(17)	Touchstone Focused Fund Y Class - 06-624 (1)(17)
Franklin Income Fund R Class - 06-724 (1)(17)	Touchstone Growth Opportunities Fund A Class - 06-699 (1)(17)
Franklin Income Fund R6 Class - 06-GKR (1)(19)	Touchstone Mid Cap Growth Fund Institutional Class - 06-GPJ (1)(17)
Franklin International Growth Fund R6 Class - 06-3T4 (1)(19)	Touchstone Sustainability and Impact Equity Fund A Class - 06-701 (1)(17)
Franklin Mutual Global Discovery Fund Z Class - 06-723 (1)(17)	Touchstone Value Fund A Class - 06-702 (1)(17)
Franklin Rising Dividends Fund R6 Class - 06-3T7 (1)(20)	TRowe Price Global Alloc I Class - 06-47W (1)(19)
Franklin Small Cap Growth Fund R6 Class - 06-3T9 (1)(19)	USAA Intermediate Term Bond Fund R6 Class - 06-4NT (1)(20)
Franklin Small Cap Value Fund A Class - 06-247 (1)(17)	Vanguard 500 Index Fund Admiral Class - 06-FHY (1)(17)
Franklin Small Cap Value Fund Advisor Class - 06-CMY (1)(17)	Vanguard Balanced Index Fund Admiral Class - 06-FJC (1)(17)
Franklin Small Cap Value Fund R Class - 06-248 (1)(17)	Vanguard Developed Markets Index Fund Admiral Class - 06-FJF (1)(17)

Franklin Small Cap Value Fund R6 Class - 06-GKT (1)(17)	Vanguard Dividend Growth Fund Investor Shares Inv Class - 06-4CY (1)(19)
Franklin Small-Mid Cap Growth Fund Advisor Class - 06-CNC (1)(17)	Vanguard Emerging Markets Stock Index Fund Admiral Class - 06-FJG (1)(17)
Franklin Small-Mid Cap Growth Fund R Class - 06-890 (1)(17)	Vanguard Energy Fund Admiral Class - 06-FJH (1)(17)
Franklin Small-Mid Cap Growth Fund R6 Class - 06-3TC (1)(20)	Vanguard Equity Income Fund Admiral Class - 06-FJJ (1)(17)
Franklin Strategic Income Fund R Class - 06-915 (1)(17)	Vanguard European Stock Index Fund Inst Class - 06-4PP (1)(20)
Franklin Strategic Income Fund R6 Class - 06-CXH (1)(17)	Vanguard Explorer Fund Admiral Class - 06-FJK (1)(17)
Franklin Utilities Fund Advisor Class - 06-FPC (1)(17)	Vanguard Extended Market Index Fund Admiral Class - 06-FJM (1)(17)
Franklin Utilities Fund R Class - 06-FPN (1)(17)	Vanguard Financials Idx Admiral Class - 06-4G7 (1)(19)
Franklin Utilities Fund R6 Class - 06-FNP (1)(17)	Vanguard FTSE All-World ex-US Index Fund Admiral Class - 06-3CC (1)(18)
Goldman Sachs Core Fixed Income Fund R Class - 06-4PV (1)(20)	Vanguard FTSE Social Index Fund Admiral Class - 06-3WM (1)(18)
Goldman Sachs Emerging Markets Equity Fund R6 Class - 06-3GG (1)(19)	Vanguard GNMA Fund Admiral Class - 06-GFM (1)(17)
Goldman Sachs Financial Square Government Fund Admin Class - 06-CGH (1)(17)	Vanguard Growth and Inc Adm Inst Class - 06-4MV (1)(19)
Goldman Sachs Financial Square Government Fund R6 Class - 06-CXJ (1)(17)	Vanguard Growth Index Fund Admiral Class - 06-FJN (1)(17)
Goldman Sachs Financial Square Government Fund Resource Class - 06-CGJ (1)(17)	Vanguard Health Care Fund Admiral Class - 06-FJP (1)(17)
Goldman Sachs Growth Strategy Portfolio Institutional Class - 06-249 (1)(17)	Vanguard Health Care Idx Adm Inst Class - 06-4MW (16)(21)
Goldman Sachs Growth Strategy Portfolio Service Class - 06-251 (1)(17)	Vanguard High Div Yld Idx Adm Inst Class - 06-4MX (16)(21)
Goldman Sachs International Equity Insights Fund Institutional Class - 06-367 (1)(17)	Vanguard High-Yield Corporate Fund Admiral Class - 06-FJR (1)(17)
Goldman Sachs International Equity Insights Fund R6 Class - 06-CXM (1)(17)	Vanguard Inflation-Protected Securities Fund Admiral Class - 06-GFC (1)(17)
Goldman Sachs International Equity Insights Fund Service Class - 06-368 (1)(17)	Vanguard Info Tech Idx Admiral Class - 06-4G9 (1)(19)
Goldman Sachs Large Cap Growth Insights Fund Investor Class - 06-CKX (1)(17)	Vanguard Intermediate-Term Bond Index Fund Admiral Class - 06-FJT (1)(17)
Goldman Sachs Large Cap Growth Insights Fund R6 Class - 06-CXN (1)(17)	Vanguard Intermediate-Term Investment-Grade Fund Admiral Class - 06-FJV (1)(17)
Goldman Sachs Large Cap Growth Insights Fund Service Class - 06-CKY (1)(17)	Vanguard Intermediate-Term Treasury Fund Admiral Class - 06-FJW (1)(17)
Goldman Sachs Large Cap Value Insights Fund Investor Class - 06-052 (1)(17)	Vanguard Intermediate-Term Treasury Index Fund Admiral Class - 06-3C9 (1)(17)
Goldman Sachs Large Cap Value Insights Fund R6 Class - 06-CXP (1)(17)	Vanguard International Growth Fund Admiral Class - 06-3F6 (1)(17)

Goldman Sachs Mid Cap Value Fund Institutional Class - 06-252 (1)(17)	Vanguard Intl Value Inv Class - 06-4XG (13)(20)
Goldman Sachs Mid Cap Value Fund R6 Class - 06-CXR (1)(17)	Vanguard LifeStrategy Conservative Growth Fund Investor Class - 06-FJX (1)(17)
Goldman Sachs Mid Cap Value Fund Service Class - 06-253 (1)(17)	Vanguard LifeStrategy Growth Fund Investor Class - 06-FJY (1)(17)
Goldman Sachs Small Cap Value Fund Institutional Class - 06-254 (1)(17)	Vanguard LifeStrategy Income Fund Investor Class - 06-FKC (1)(17)
Goldman Sachs Small Cap Value Fund R6 Class - 06-CXT (1)(17)	Vanguard LifeStrategy Moderate Growth Fund Investor Class - 06-FKF (1)(17)
Goldman Sachs Small Cap Value Fund Service Class - 06-256 (1)(17)	Vanguard Long-Term Investment-Grade Fund Admiral Class - 06-GJY (1)(18)
Goldman Sachs Technology Opportunities Fund Institutional Class - 06-257 (1)(17)	Vanguard Materials Index Fund Admiral Class - 06-FKG (1)(17)
Goldman Sachs Technology Opportunities Fund Service Class - 06-258 (1)(17)	Vanguard Mid-Cap Growth Fund Investor Class - 06-FKH (1)(17)
Goldman Sachs U.S. Equity Insights Fund Investor Class - 06-053 (1)(17)	Vanguard Mid-Cap Growth Index Fund Admiral Class - 06-3YP (1)(19)
Goldman Sachs U.S. Equity Insights Fund R6 Class - 06-FXT (1)(17)	Vanguard Mid-Cap Index Fund Admiral Class - 06-FKJ (1)(17)
Goldman Sachs U.S. Equity Insights Fund Service Class - 06-069 (1)(17)	Vanguard Mid-Cap Value Index Fund Admiral Class - 06-3YN (1)(18)
GoldmanSachs MidCap Growth R6 Class - 06-CXK (1)(19)	Vanguard REIT Index Fund Admiral Class - 06-FKK (1)(17)
GoldmanSachs MidCap Grth Inv Investor Class - 06-727 (1)(17)	Vanguard Selected Value Fund Investor Class - 06-FKM (1)(17)
GoldmanSachs MidCap Grth Service Class - 06-729 (1)(17)	Vanguard Short Term Federal Fund Investor Class - 06-305 (1)(17)
GuideStone Funds Conservative Allocation Fund Inv Class - 06-3MW (1)(19)	Vanguard Short-Term Inv Gr Adm Inst Class - 06-4N9 (1)(20)
GuideStone Funds Emerging Markets Equity Fund Advisor Class - 06-3YV (1)(18)	Vanguard Short-Term Treasury Fund Inst Class - 06-4PR (1)(20)
GuideStone Funds Global Real Estate Securities Fund Advisor Class - 06-43C (1)(18)	Vanguard Small-Cap Growth Index Fund Admiral Class - 06-FKP (1)(17)
GuideStone Funds Growth Allocation Fund Investor Class - 06-3MY (1)(19)	Vanguard Small-Cap Index Fund Admiral Class - 06-FKR (1)(17)
GuideStone Funds Medium-Duration Bond Fund Advisor Class - 06-43H (1)(18)	Vanguard Small-Cap Value Index Fund Admiral Class - 06-FKN (1)(17)
GuideStone Funds Small Cap Equity Fund Advisor Class - 06-43J (1)(20)	Vanguard Strategic Equity Inv Inv Class - 06-4MY (1)(20)
GuideStone Funds Value Equity Fund Institutional Class - 06-43M (1)(20)	Vanguard Target Retirement 2020 Fund Investor Class - 06-FKW (1)(17)
Harbor Capital Apprec Ret Retirement Class - 06-49R (1)(20)	Vanguard Target Retirement 2025 Fund Investor Class - 06-FKX (1)(17)
Hartford Core Equity Fund R6 Class - 06-3YJ (1)(18)	Vanguard Target Retirement 2030 Fund Investor Class - 06-FKY (1)(17)
Hartford Schroders International Stock Fund SDR Class - 06-3NX (1)(18)	Vanguard Target Retirement 2035 Fund Investor Class - 06-FMC (1)(17)

Hartford Schroders US Small Mid-Cap Opportunities Fund R4 Class - 06-3CT (1)(17)	Vanguard Target Retirement 2040 Fund Investor Class - 06-FMF (1)(17)
Invesco American Franchise Fund A Class - 06-023 (1)(17)	Vanguard Target Retirement 2045 Fund Investor Class - 06-FMG (1)(17)
Invesco American Value Fund A Class - 06-070 (1)(18)	Vanguard Target Retirement 2050 Fund Investor Class - 06-FMH (1)(17)
Invesco American Value Fund Y Class - 06-054 (1)(17)	Vanguard Target Retirement 2055 Fund Investor Class - 06-FMJ (1)(17)
Invesco Comstock Fund A Class - 06-771 (1)(17)	Vanguard Target Retirement 2060 Fund Investor Class - 06-FMK (1)(17)
Invesco Comstock Fund R Class - 06-4PM (16)(21)	Vanguard Target Retirement 2065 Fund Investor Class - 06-34V (1)(17)
Invesco Comstock Fund R Class - 06-772 (1)(17)	Vanguard Target Retirement Income Fund Investor Class - 06-FMM (1)(17)
Invesco Comstock Sel A Class - 06-317 (1)(17)	Vanguard Total Bond Market Index Fund Admiral Class - 06-FMN (1)(17)
Invesco Core Bond A Class - 06-926 (1)(17)	Vanguard Total International Bond Index Fund Admiral Class - 06-FMP (1)(17)
Invesco Core Bond Y Class - 06-894 (1)(17)	Vanguard Total International Stock Index Fund Admiral Class - 06-FMR (1)(17)
Invesco Core Plus Bond Fund R6 Class - 06-3G7 (1)(20)	Vanguard Total Stock Market Index Fund Admiral Class - 06-FMT (1)(17)
Invesco Corporate Bond Fund R6 Class - 06-3W4 (1)(19)	Vanguard U.S Growth Fund Admiral Class - 06-FMV (1)(17)
Invesco Developing Mkts A Class - 06-466 (1)(17)	Vanguard Utilities Idx Adm Inst Class - 06-4N7 (1)(20)
Invesco Developing Mkts R6 Class - 06-DDD (1)(17)	Vanguard Value Index Fund Admiral Class - 06-FMW (1)(17)
Invesco Developing Mkts Y Class - 06-571 (1)(17)	Vanguard VIF Small Company Growth Portfolio - 06-119 (1)(17)
Invesco Disc Mc Gr Retirement Class - 06-4HH (1)(19)	Vanguard Wellesley Income Fund Admiral Class - 06-GCT (1)(17)
Invesco Disc Mid Cap Gr Retirement Class - 06-4HC (1)(19)	Vanguard Wellington Fund Admiral Class - 06-GFF (1)(17)
Invesco Disc Mid Cap Gr A Class - 06-4H9 (1)(19)	Vanguard Windsor II Admiral Inst Class - 06-4V3 (11)(20)
Invesco Disc MidCapGr R6 Class - 06-3F3 (1)(19)	Victory Integrity Mid-Cap Value Fund R6 Class - 06-3RF (1)(20)
Invesco Diversified Dividend Fund A Class - 06-816 (1)(17)	Victory Integrity Small-Cap Value Fund R6 Class - 06-3JN (1)(19)
Invesco Diversified Dividend Fund Investor Class - 06-817 (1)(17)	Victory RS Small Cap Growth Fund R6 Class - 06-33C (1)(17)
Invesco Diversified Dividend Fund R6 Class - 06-CXV (1)(17)	Victory Sycamore Established Value Fund A Class - 06-581 (1)(17)
Invesco Energy Fund A Class - 06-835 (1)(17)	Victory Sycamore Established Value Fund R Class - 06-583 (1)(17)

Invesco Energy Fund Investor Class - 06-810 (1)(17)	Victory Sycamore Established Value Fund R6 Class - 06-FMX (1)(17)
Invesco Eqv Intl Eqty R Class - 06-193 (1)(17)	Victory Sycamore Small Company Opportunity Fund A Class - 06-582 (1)(17)
Invesco Eqv Intl Eqty R5 Class - 06-192 (1)(17)	Victory Sycamore Small Company Opportunity Fund R Class - 06-584 (1)(17)
Invesco Floating Rate ESG R6 Class - 06-FXV (1)(20)	Victory Sycamore Small Company Opportunity Fund R6 Class - 06-FMY (1)(17)
Invesco Floating Rate ESG Y Class - 06-055 (1)(17)	Victory Trivalent International Small-Cap Fund R6 Class - 06-GFH (1)(17)
Invesco Global A Class - 06-763 (1)(17)	Virtus AllianzGI Small Cap R6 Class - 06-3YT (1)(19)
Invesco Global Health Care Fund A Class - 06-845 (1)(17)	Virtus Ceredex Large Cap Value Equity Fund A Class - 06-804 (1)(17)
Invesco Global Health Care Fund Investor Class - 06-815 (1)(17)	Virtus Ceredex Large Cap Value Equity Fund Institutional Class - 06-803 (1)(17)
Invesco Global Opps R6 Class - 06-FYW (1)(17)	Virtus Ceredex Large Cap Value Equity Fund R6 Class - 06-FFJ (1)(17)
Invesco Global Ops A Class - 06-556 (1)(17)	Virtus Ceredex Mid-Cap Value Equity Fund A Class - 06-807 (1)(17)
Invesco Global Ops Y Class - 06-843 (1)(17)	Virtus Ceredex Mid-Cap Value Equity Fund Institutional Class - 06-806 (1)(17)
Invesco Global R6 Class - 06-FYV (1)(17)	Virtus Ceredex Mid-Cap Value Equity Fund R6 Class - 06-FFK (1)(17)
Invesco Global Strat Inc A Class - 06-288 (1)(17)	Virtus Ceredex Small Cap Value Equity Fund A Class - 06-809 (1)(17)
Invesco Global Strat Inc Y Class - 06-751 (1)(17)	Virtus Ceredex Small Cap Value Equity Fund Institutional Class - 06-808 (1)(17)
Invesco Global Y Class - 06-752 (1)(17)	Virtus NFJ Dividend Value A Class - 06-4WJ (12)(20)
Invesco Gold & Spcl Min A Class - 06-463 (1)(17)	Virtus NFJ Dividend Value Fund Administrative Class - 06-202 (1)(17)
Invesco Gold & Spcl Min R6 Class - 06-34Y (1)(17)	Virtus NFJ Mid-Cap Value A Class - 06-4WK (12)(20)
Invesco Gold & Spcl Min Y Class - 06-753 (1)(17)	Virtus NFJ Mid-Cap Value Fund Administrative Class - 06-765 (1)(17)
Invesco Inc Advantage Intl A Class - 06-465 (1)(17)	Virtus NFJ Small-Cap Value A Class - 06-4WM (12)(20)
Invesco Inc Advantage Intl R5 Class - 06-229 (1)(17)	Virtus NFJ Small-Cap Value Fund Administrative Class - 06-231 (1)(17)
Invesco Intl Bond A Class - 06-297 (1)(17)	Virtus NFJ Small-Cap Value Fund R6 Class - 06-CPJ (1)(17)
Invesco Intl Bond R6 Class - 06-FYX (1)(17)	Virtus Seix High Income Fund A Class - 06-801 (1)(17)

Invesco Intl Bond Y Class - 06-754 (1)(17)	Virtus Seix Total Return Bond Fund A Class - 06-811 (1)(17)
Invesco Intl Growth A Class - 06-319 (1)(17)	Western Asset Core Plus Bond Fund FI Class - 06-713 (1)(17)
Invesco Intl Growth R6 Class - 06-FNC (1)(17)	Western Asset Core Plus Bond Fund IS Class - 06-GFJ (1)(17)
Invesco Intl Growth Y Class - 06-756 (1)(17)	Western Asset Core Plus Bond Fund R Class - 06-718 (1)(17)
Invesco Intl SmMid Co A Class - 06-764 (1)(17)
(1) Statement of net assets as of December 31, 2022, statement of operations for the year ended December 31, 2022, statements of changes in net assets for the years ended December 31, 2022, and 2021
(2) Statement of net assets as of December 31, 2022, and statements of operations, statements of changes in net assets for the period January 27, 2022 (commencement of operations) through December 31, 2022
(3) Statement of net assets as of December 31, 2022, and statements of operations, statements of changes in net assets for the period February 25, 2022 (commencement of operations) through December 31, 2022
(4) Statement of net assets as of December 31, 2022, and statements of operations, statements of changes in net assets for the period March 25, 2022 (commencement of operations) through December 31, 2022
(5) Statement of net assets as of December 31, 2022, and statements of operations, statements of changes in net assets for the period July 7, 2022 (commencement of operations) through December 31, 2022
(6) Statement of net assets as of December 31, 2022, and statements of operations, statements of changes in net assets for the period August 19, 2022 (commencement of operations) through December 31, 2022
(7) Statement of net assets as of December 31, 2022, and statements of operations, statements of changes in net assets for the period September 22, 2022 (commencement of operations) through December 31, 2022
(8) Statement of net assets as of December 31, 2022, and statements of operations, statements of changes in net assets for the period October 13, 2022 (commencement of operations) through December 31, 2022
(9) Statement of net assets as of December 31, 2022, and statements of operations, statements of changes in net assets for the year ended December 31, 2022, and the period January 22, 2021 (commencement of operations) through December 31, 2022
(10) Statement of net assets as of December 31, 2022, and statements of operations, statements of changes in net assets for the year ended December 31, 2022, and the period February 19, 2021 (commencement of operations) through December 31, 2022
(11) Statement of net assets as of December 31, 2022, and statements of operations, statements of changes in net assets for the year ended December 31, 2022, and the period March 19, 2021 (commencement of operations) through December 31, 2022
(12) Statement of net assets as of December 31, 2022, and statements of operations, statements of changes in net assets for the year ended December 31, 2022, and the period May 6, 2021 (commencement of operations) through December 31, 2022

(13) Statement of net assets as of December 31, 2022, and statements of operations, statements of changes in net assets for the year ended December 31, 2022, and the period June 17, 2021 (commencement of operations) through December 31, 2022
(14) Statement of net assets as of December 31, 2022, and statements of operations, statements of changes in net assets for the year ended December 31, 2022, and the period September 23, 2021 (commencement of operations) through December 31, 2022
(15) Statement of net assets as of December 31, 2022, and statements of operations, statements of changes in net assets for the year ended December 31, 2022, and the period November 18, 2021 (commencement of operations) through December 31, 2022
(16) Statement of net assets as of December 31, 2022, and statements of operations, statements of changes in net assets for the year ended December 31, 2022.
(17) Financial highlights for the years or periods ended December 31, 2022, 2021, 2020, 2019, and 2018.
(18) Financial highlights for the years or periods ended December 31, 2022, 2021, 2020, and 2019.
(19) Financial highlights for the years or periods ended December 31, 2022, 2021, and 2020.
(20) Financial highlights for the years or periods ended December 31, 2022, and 2021.
(21) Financial highlights for the year or period ended December 31, 2022.

Basis for Opinions

These financial statements are the responsibility of the American United Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of AUL American Unit Trust based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of AUL American Unit Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022, by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Indianapolis, Indiana

April 24, 2023

We have served as the auditor of one or more of the subaccounts of AUL American Unit Trust since 1995.

AUL American Unit Trust AB High Income Fund Advisor Class - 06-005

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$74,090	$84,491	11,357
Receivables: investments sold	74
Payables: investments purchased	-
Net assets	$74,164

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$74,164	61,948	$1.20
Band 100	-	-	1.23
Band 75	-	-	1.26
Band 50	-	-	1.29
Band 25	-	-	1.32
Band 0	-	-	1.35
Total	$74,164	61,948

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$14,980
Mortality & expense charges			(2,692)
Net investment income (loss)			12,288

Gain (loss) on investments:
Net realized gain (loss)			(40,131)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(5,186)
Net gain (loss)			(45,317)

Increase (decrease) in net assets from operations			$(33,029)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$12,288	$19,120
Net realized gain (loss)		(40,131)	1,363
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(5,186)	(4,641)

Increase (decrease) in net assets from operations		(33,029)	15,842

Contract owner transactions:
Proceeds from units sold		33,262	38,529
Cost of units redeemed		(213,412)	(344,911)
Account charges		(326)	(492)
Increase (decrease)		(180,476)	(306,874)
Net increase (decrease)		(213,505)	(291,032)
Net assets, beginning		287,669	578,701
Net assets, ending		$74,164	$287,669

Units sold		26,933	28,593
Units redeemed		(174,731)	(257,137)
Net increase (decrease)		(147,798)	(228,544)
Units outstanding, beginning		209,746	438,290
Units outstanding, ending		61,948	209,746

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$27,619,205
Cost of units redeemed/account charges			(28,982,705)
Net investment income (loss)			2,072,451
Net realized gain (loss)			(683,483)
Realized gain distributions			59,097
Net change in unrealized appreciation (depreciation)			(10,401)
Net assets			$74,164

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.20	62	$74	1.25%	-12.7%	12/31/2022	$1.23	0	$0	1.00%	-12.5%	12/31/2022	$1.26	0	$0	0.75%	-12.3%
12/31/2021	1.37	210	288	1.25%	3.9%	12/31/2021	1.40	0	0	1.00%	4.1%	12/31/2021	1.43	0	0	0.75%	4.4%
12/31/2020	1.32	438	579	1.25%	1.9%	12/31/2020	1.35	0	0	1.00%	2.1%	12/31/2020	1.37	0	0	0.75%	2.4%
12/31/2019	1.30	911	1,180	1.25%	12.6%	12/31/2019	1.32	0	0	1.00%	12.8%	12/31/2019	1.34	0	0	0.75%	13.1%
12/31/2018	1.15	2,294	2,642	1.25%	-6.7%	12/31/2018	1.17	0	0	1.00%	-6.5%	12/31/2018	1.18	0	0	0.75%	-6.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.29	0	$0	0.50%	-12.1%	12/31/2022	$1.32	0	$0	0.25%	-11.8%	12/31/2022	$1.35	0	$0	0.00%	-11.6%
12/31/2021	1.46	0	0	0.50%	4.7%	12/31/2021	1.49	0	0	0.25%	4.9%	12/31/2021	1.53	0	0	0.00%	5.2%
12/31/2020	1.40	0	0	0.50%	2.7%	12/31/2020	1.42	0	0	0.25%	2.9%	12/31/2020	1.45	0	0	0.00%	3.2%
12/31/2019	1.36	0	0	0.50%	13.4%	12/31/2019	1.38	0	0	0.25%	13.7%	12/31/2019	1.41	0	0	0.00%	14.0%
12/31/2018	1.20	0	0	0.50%	-6.0%	12/31/2018	1.22	0	0	0.25%	-5.8%	12/31/2018	1.23	0	0	0.00%	-5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	8.3%
2021	5.5%
2020	7.2%
2019	7.6%
2018	5.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AB Core Opportunities Fund R Class - 06-148

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$453,461	$508,672	26,966
Receivables: investments sold	113
Payables: investments purchased	-
Net assets	$453,574

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$453,574	140,864	$3.22
Band 100	-	-	3.36
Band 75	-	-	3.52
Band 50	-	-	3.67
Band 25	-	-	3.84
Band 0	-	-	4.01
Total	$453,574	140,864

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(6,075)
Net investment income (loss)			(6,075)

Gain (loss) on investments:
Net realized gain (loss)			(2,827)
Realized gain distributions			46,584
Net change in unrealized appreciation (depreciation)			(133,378)
Net gain (loss)			(89,621)

Increase (decrease) in net assets from operations			$(95,696)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,075)	$(6,678)
Net realized gain (loss)		(2,827)	144,694
Realized gain distributions		46,584	84,039
Net change in unrealized appreciation (depreciation)		(133,378)	(52,969)

Increase (decrease) in net assets from operations		(95,696)	169,086

Contract owner transactions:
Proceeds from units sold		24,904	41,922
Cost of units redeemed		(39,178)	(615,810)
Account charges		(136)	(117)
Increase (decrease)		(14,410)	(574,005)
Net increase (decrease)		(110,106)	(404,919)
Net assets, beginning		563,680	968,599
Net assets, ending		$453,574	$563,680

Units sold		7,754	11,329
Units redeemed		(12,143)	(145,117)
Net increase (decrease)		(4,389)	(133,788)
Units outstanding, beginning		145,253	279,041
Units outstanding, ending		140,864	145,253

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,225,558
Cost of units redeemed/account charges			(2,668,960)
Net investment income (loss)			(75,386)
Net realized gain (loss)			327,070
Realized gain distributions			700,503
Net change in unrealized appreciation (depreciation)			(55,211)
Net assets			$453,574

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.22	141	$454	1.25%	-17.0%	12/31/2022	$3.36	0	$0	1.00%	-16.8%	12/31/2022	$3.52	0	$0	0.75%	-16.6%
12/31/2021	3.88	145	564	1.25%	22.5%	12/31/2021	4.05	0	0	1.00%	22.8%	12/31/2021	4.22	0	0	0.75%	23.1%
12/31/2020	3.17	156	493	1.25%	11.3%	12/31/2020	3.29	0	0	1.00%	11.6%	12/31/2020	3.43	0	0	0.75%	11.8%
12/31/2019	2.85	183	521	1.25%	24.9%	12/31/2019	2.95	0	0	1.00%	25.2%	12/31/2019	3.06	0	0	0.75%	25.5%
12/31/2018	2.28	298	678	1.25%	-4.3%	12/31/2018	2.36	0	0	1.00%	-4.1%	12/31/2018	2.44	0	0	0.75%	-3.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.67	0	$0	0.50%	-16.4%	12/31/2022	$3.84	0	$0	0.25%	-16.2%	12/31/2022	$4.01	0	$0	0.00%	-16.0%
12/31/2021	4.40	0	0	0.50%	23.4%	12/31/2021	4.58	0	0	0.25%	23.7%	12/31/2021	4.78	0	0	0.00%	24.0%
12/31/2020	3.56	0	0	0.50%	12.1%	12/31/2020	3.70	0	0	0.25%	12.4%	12/31/2020	3.85	123	476	0.00%	12.7%
12/31/2019	3.18	0	0	0.50%	25.9%	12/31/2019	3.30	0	0	0.25%	26.2%	12/31/2019	3.42	138	472	0.00%	26.5%
12/31/2018	2.52	0	0	0.50%	-3.6%	12/31/2018	2.61	0	0	0.25%	-3.3%	12/31/2018	2.70	196	529	0.00%	-3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.1%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AB Sustainable International Thematic Fund R Class - 06-147

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$241,958	$243,904	15,040
Receivables: investments sold	-
Payables: investments purchased	(258)
Net assets	$241,700

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$28,748	18,992	$1.51
Band 100	7,530	4,760	1.58
Band 75	-	-	1.65
Band 50	205,422	118,913	1.73
Band 25	-	-	1.81
Band 0	-	-	1.89
Total	$241,700	142,665

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,832)
Net investment income (loss)			(1,832)

Gain (loss) on investments:
Net realized gain (loss)			2,468
Realized gain distributions			1,436
Net change in unrealized appreciation (depreciation)			(119,380)
Net gain (loss)			(115,476)

Increase (decrease) in net assets from operations			$(117,308)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,832)	$(2,578)
Net realized gain (loss)		2,468	17,474
Realized gain distributions		1,436	25,563
Net change in unrealized appreciation (depreciation)		(119,380)	(10,125)

Increase (decrease) in net assets from operations		(117,308)	30,334

Contract owner transactions:
Proceeds from units sold		18,025	7,740
Cost of units redeemed		(98,462)	(56,102)
Account charges		(57)	(64)
Increase (decrease)		(80,494)	(48,426)
Net increase (decrease)		(197,802)	(18,092)
Net assets, beginning		439,502	457,594
Net assets, ending		$241,700	$439,502

Units sold		11,439	3,795
Units redeemed		(55,834)	(25,058)
Net increase (decrease)		(44,395)	(21,263)
Units outstanding, beginning		187,060	208,323
Units outstanding, ending		142,665	187,060

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$9,411,817
Cost of units redeemed/account charges			(7,319,839)
Net investment income (loss)			26,663
Net realized gain (loss)			(2,584,566)
Realized gain distributions			709,571
Net change in unrealized appreciation (depreciation)			(1,946)
Net assets			$241,700

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.51	19	$29	1.25%	-28.1%	12/31/2022	$1.58	5	$8	1.00%	-27.9%	12/31/2022	$1.65	0	$0	0.75%	-27.7%
12/31/2021	2.10	18	39	1.25%	6.3%	12/31/2021	2.19	7	14	1.00%	6.5%	12/31/2021	2.29	0	0	0.75%	6.8%
12/31/2020	1.98	18	36	1.25%	27.4%	12/31/2020	2.06	10	20	1.00%	27.7%	12/31/2020	2.14	0	0	0.75%	28.0%
12/31/2019	1.55	30	47	1.25%	24.8%	12/31/2019	1.61	10	16	1.00%	25.1%	12/31/2019	1.67	0	0	0.75%	25.5%
12/31/2018	1.25	42	52	1.25%	-18.6%	12/31/2018	1.29	11	14	1.00%	-18.4%	12/31/2018	1.33	0	0	0.75%	-18.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.73	119	$205	0.50%	-27.5%	12/31/2022	$1.81	0	$0	0.25%	-27.3%	12/31/2022	$1.89	0	$0	0.00%	-27.2%
12/31/2021	2.38	162	386	0.50%	7.1%	12/31/2021	2.48	0	0	0.25%	7.3%	12/31/2021	2.59	0	0	0.00%	7.6%
12/31/2020	2.23	180	401	0.50%	28.4%	12/31/2020	2.31	0	0	0.25%	28.7%	12/31/2020	2.41	0	0	0.00%	29.0%
12/31/2019	1.73	243	422	0.50%	25.8%	12/31/2019	1.80	0	0	0.25%	26.1%	12/31/2019	1.87	0	0	0.00%	26.4%
12/31/2018	1.38	286	394	0.50%	-18.0%	12/31/2018	1.43	0	0	0.25%	-17.8%	12/31/2018	1.48	0	0	0.00%	-17.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AB Small Cap Growth Fund R Class - 06-146

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,391,636	$3,420,901	56,768
Receivables: investments sold	19,901
Payables: investments purchased	-
Net assets	$2,411,537

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,127,670	532,363	$4.00
Band 100	283,867	67,964	4.18
Band 75	-	-	4.36
Band 50	-	-	4.56
Band 25	-	-	4.77
Band 0	-	-	4.98
Total	$2,411,537	600,327

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(34,032)
Net investment income (loss)			(34,032)

Gain (loss) on investments:
Net realized gain (loss)			(239,438)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,095,338)
Net gain (loss)			(1,334,776)

Increase (decrease) in net assets from operations			$(1,368,808)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(34,032)	$(41,802)
Net realized gain (loss)		(239,438)	876,673
Realized gain distributions		-	190,590
Net change in unrealized appreciation (depreciation)		(1,095,338)	(613,587)

Increase (decrease) in net assets from operations		(1,368,808)	411,874

Contract owner transactions:
Proceeds from units sold		2,299,884	1,191,906
Cost of units redeemed		(680,183)	(3,182,457)
Account charges		(764)	(1,859)
Increase (decrease)		1,618,937	(1,992,410)
Net increase (decrease)		250,129	(1,580,536)
Net assets, beginning		2,161,408	3,741,944
Net assets, ending		$2,411,537	$2,161,408

Units sold		430,785	183,741
Units redeemed		(151,642)	(463,612)
Net increase (decrease)		279,143	(279,871)
Units outstanding, beginning		321,184	601,055
Units outstanding, ending		600,327	321,184

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$15,096,140
Cost of units redeemed/account charges			(15,405,467)
Net investment income (loss)			(354,714)
Net realized gain (loss)			1,975,639
Realized gain distributions			2,129,204
Net change in unrealized appreciation (depreciation)			(1,029,265)
Net assets			$2,411,537

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.00	532	$2,128	1.25%	-40.0%	12/31/2022	$4.18	68	$284	1.00%	-39.9%	12/31/2022	$4.36	0	$0	0.75%	-39.7%
12/31/2021	6.66	246	1,637	1.25%	7.6%	12/31/2021	6.95	76	525	1.00%	7.8%	12/31/2021	7.24	0	0	0.75%	8.1%
12/31/2020	6.19	525	3,254	1.25%	51.1%	12/31/2020	6.44	76	487	1.00%	51.5%	12/31/2020	6.70	0	0	0.75%	51.9%
12/31/2019	4.10	301	1,234	1.25%	33.6%	12/31/2019	4.25	84	359	1.00%	33.9%	12/31/2019	4.41	1	5	0.75%	34.2%
12/31/2018	3.07	315	967	1.25%	-2.6%	12/31/2018	3.18	91	288	1.00%	-2.3%	12/31/2018	3.29	0	0	0.75%	-2.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.56	0	$0	0.50%	-39.6%	12/31/2022	$4.77	0	$0	0.25%	-39.4%	12/31/2022	$4.98	0	$0	0.00%	-39.3%
12/31/2021	7.55	0	0	0.50%	8.4%	12/31/2021	7.87	0	0	0.25%	8.6%	12/31/2021	8.20	0	0	0.00%	8.9%
12/31/2020	6.96	0	0	0.50%	52.2%	12/31/2020	7.24	0	0	0.25%	52.6%	12/31/2020	7.53	0	0	0.00%	53.0%
12/31/2019	4.57	0	0	0.50%	34.6%	12/31/2019	4.74	0	0	0.25%	34.9%	12/31/2019	4.92	0	0	0.00%	35.3%
12/31/2018	3.40	0	0	0.50%	-1.8%	12/31/2018	3.52	0	0	0.25%	-1.6%	12/31/2018	3.64	0	0	0.00%	-1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AB Discovery Growth Fund R Class - 06-144

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$846,473	$1,226,630	114,706
Receivables: investments sold	3,501
Payables: investments purchased	-
Net assets	$849,974

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$669,625	204,187	$3.28
Band 100	131,965	38,506	3.43
Band 75	-	-	3.58
Band 50	48,384	12,927	3.74
Band 25	-	-	3.91
Band 0	-	-	4.09
Total	$849,974	255,620

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(13,069)
Net investment income (loss)			(13,069)

Gain (loss) on investments:
Net realized gain (loss)			(256,778)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(384,058)
Net gain (loss)			(640,836)

Increase (decrease) in net assets from operations			$(653,905)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(13,069)	$(22,375)
Net realized gain (loss)		(256,778)	183,949
Realized gain distributions		-	300,300
Net change in unrealized appreciation (depreciation)		(384,058)	(298,531)

Increase (decrease) in net assets from operations		(653,905)	163,343

Contract owner transactions:
Proceeds from units sold		385,349	828,940
Cost of units redeemed		(690,977)	(620,522)
Account charges		(1,172)	(1,719)
Increase (decrease)		(306,800)	206,699
Net increase (decrease)		(960,705)	370,042
Net assets, beginning		1,810,679	1,440,637
Net assets, ending		$849,974	$1,810,679

Units sold		98,750	168,322
Units redeemed		(186,371)	(121,735)
Net increase (decrease)		(87,621)	46,587
Units outstanding, beginning		343,241	296,654
Units outstanding, ending		255,620	343,241

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$10,806,245
Cost of units redeemed/account charges			(11,195,681)
Net investment income (loss)			(254,327)
Net realized gain (loss)			264,677
Realized gain distributions			1,609,217
Net change in unrealized appreciation (depreciation)			(380,157)
Net assets			$849,974

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.28	204	$670	1.25%	-37.2%	12/31/2022	$3.43	39	$132	1.00%	-37.0%	12/31/2022	$3.58	0	$0	0.75%	-36.9%
12/31/2021	5.22	286	1,496	1.25%	9.0%	12/31/2021	5.44	44	239	1.00%	9.3%	12/31/2021	5.67	0	0	0.75%	9.6%
12/31/2020	4.79	229	1,095	1.25%	50.0%	12/31/2020	4.98	50	249	1.00%	50.3%	12/31/2020	5.18	0	0	0.75%	50.7%
12/31/2019	3.19	263	839	1.25%	28.3%	12/31/2019	3.31	55	183	1.00%	28.6%	12/31/2019	3.43	0	0	0.75%	28.9%
12/31/2018	2.49	307	763	1.25%	-6.1%	12/31/2018	2.57	59	153	1.00%	-5.9%	12/31/2018	2.66	0	0	0.75%	-5.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.74	13	$48	0.50%	-36.7%	12/31/2022	$3.91	0	$0	0.25%	-36.6%	12/31/2022	$4.09	0	$0	0.00%	-36.4%
12/31/2021	5.91	13	76	0.50%	9.9%	12/31/2021	6.16	0	0	0.25%	10.1%	12/31/2021	6.43	0	0	0.00%	10.4%
12/31/2020	5.38	18	96	0.50%	51.1%	12/31/2020	5.60	0	0	0.25%	51.5%	12/31/2020	5.82	0	0	0.00%	51.9%
12/31/2019	3.56	25	90	0.50%	29.3%	12/31/2019	3.70	0	0	0.25%	29.6%	12/31/2019	3.83	0	0	0.00%	29.9%
12/31/2018	2.76	30	83	0.50%	-5.4%	12/31/2018	2.85	0	0	0.25%	-5.2%	12/31/2018	2.95	0	0	0.00%	-4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AB Value Fund R Class - 06-151

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$70,902	$76,532	4,896
Receivables: investments sold	-
Payables: investments purchased	(47)
Net assets	$70,855

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$65,798	39,270	$1.68
Band 100	5,057	2,888	1.75
Band 75	-	-	1.83
Band 50	-	-	1.91
Band 25	-	-	2.00
Band 0	-	-	2.09
Total	$70,855	42,158

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$667
Mortality & expense charges			(925)
Net investment income (loss)			(258)

Gain (loss) on investments:
Net realized gain (loss)			2,373
Realized gain distributions			7,420
Net change in unrealized appreciation (depreciation)			(17,156)
Net gain (loss)			(7,363)

Increase (decrease) in net assets from operations			$(7,621)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(258)	$(445)
Net realized gain (loss)		2,373	1,359
Realized gain distributions		7,420	5,976
Net change in unrealized appreciation (depreciation)		(17,156)	6,629

Increase (decrease) in net assets from operations		(7,621)	13,519

Contract owner transactions:
Proceeds from units sold		27,098	12,141
Cost of units redeemed		(21,303)	(6,528)
Account charges		(55)	(50)
Increase (decrease)		5,740	5,563
Net increase (decrease)		(1,881)	19,082
Net assets, beginning		72,736	53,654
Net assets, ending		$70,855	$72,736

Units sold		14,698	7,018
Units redeemed		(12,131)	(3,860)
Net increase (decrease)		2,567	3,158
Units outstanding, beginning		39,591	36,433
Units outstanding, ending		42,158	39,591

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$671,910
Cost of units redeemed/account charges			(630,697)
Net investment income (loss)			(1,517)
Net realized gain (loss)			6,195
Realized gain distributions			30,594
Net change in unrealized appreciation (depreciation)			(5,630)
Net assets			$70,855

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.68	39	$66	1.25%	-8.5%	12/31/2022	$1.75	3	$5	1.00%	-8.3%	12/31/2022	$1.83	0	$0	0.75%	-8.0%
12/31/2021	1.83	36	66	1.25%	24.8%	12/31/2021	1.91	3	6	1.00%	25.1%	12/31/2021	1.99	0	0	0.75%	25.5%
12/31/2020	1.47	33	48	1.25%	-0.8%	12/31/2020	1.52	4	6	1.00%	-0.5%	12/31/2020	1.59	0	0	0.75%	-0.3%
12/31/2019	1.48	69	102	1.25%	17.8%	12/31/2019	1.53	4	5	1.00%	18.1%	12/31/2019	1.59	0	0	0.75%	18.4%
12/31/2018	1.25	46	57	1.25%	-16.6%	12/31/2018	1.30	3	4	1.00%	-16.3%	12/31/2018	1.34	0	0	0.75%	-16.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.91	0	$0	0.50%	-7.8%	12/31/2022	$2.00	0	$0	0.25%	-7.6%	12/31/2022	$2.09	0	$0	0.00%	-7.3%
12/31/2021	2.07	0	0	0.50%	25.8%	12/31/2021	2.16	0	0	0.25%	26.1%	12/31/2021	2.25	0	0	0.00%	26.4%
12/31/2020	1.65	0	0	0.50%	0.0%	12/31/2020	1.71	0	0	0.25%	0.2%	12/31/2020	1.78	0	0	0.00%	0.5%
12/31/2019	1.65	0	0	0.50%	18.7%	12/31/2019	1.71	0	0	0.25%	19.0%	12/31/2019	1.77	0	0	0.00%	19.3%
12/31/2018	1.39	0	0	0.50%	-15.9%	12/31/2018	1.44	0	0	0.25%	-15.7%	12/31/2018	1.49	0	0	0.00%	-15.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.9%
2021	0.5%
2020	0.3%
2019	1.2%
2018	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AB Discovery Value Fund R Class - 06-149

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$498,217	$537,500	26,383
Receivables: investments sold	-
Payables: investments purchased	(96)
Net assets	$498,121

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$431,672	150,249	$2.87
Band 100	66,449	22,132	3.00
Band 75	-	-	3.14
Band 50	-	-	3.28
Band 25	-	-	3.43
Band 0	-	-	3.58
Total	$498,121	172,381

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$2,401
Mortality & expense charges			(6,403)
Net investment income (loss)			(4,002)

Gain (loss) on investments:
Net realized gain (loss)			3,190
Realized gain distributions			31,853
Net change in unrealized appreciation (depreciation)			(137,846)
Net gain (loss)			(102,803)

Increase (decrease) in net assets from operations			$(106,805)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,002)	$(6,170)
Net realized gain (loss)		3,190	165,485
Realized gain distributions		31,853	49,728
Net change in unrealized appreciation (depreciation)		(137,846)	66,938

Increase (decrease) in net assets from operations		(106,805)	275,981

Contract owner transactions:
Proceeds from units sold		38,982	110,954
Cost of units redeemed		(39,276)	(703,249)
Account charges		(152)	(194)
Increase (decrease)		(446)	(592,489)
Net increase (decrease)		(107,251)	(316,508)
Net assets, beginning		605,372	921,880
Net assets, ending		$498,121	$605,372

Units sold		14,028	34,460
Units redeemed		(14,023)	(195,684)
Net increase (decrease)		5	(161,224)
Units outstanding, beginning		172,376	333,600
Units outstanding, ending		172,381	172,376

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$4,822,289
Cost of units redeemed/account charges			(5,453,299)
Net investment income (loss)			(144,216)
Net realized gain (loss)			385,187
Realized gain distributions			927,443
Net change in unrealized appreciation (depreciation)			(39,283)
Net assets			$498,121

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.87	150	$432	1.25%	-17.7%	12/31/2022	$3.00	22	$66	1.00%	-17.5%	12/31/2022	$3.14	0	$0	0.75%	-17.3%
12/31/2021	3.49	150	523	1.25%	33.2%	12/31/2021	3.64	23	83	1.00%	33.5%	12/31/2021	3.80	0	0	0.75%	33.9%
12/31/2020	2.62	169	444	1.25%	1.4%	12/31/2020	2.73	28	77	1.00%	1.6%	12/31/2020	2.83	0	0	0.75%	1.9%
12/31/2019	2.59	198	513	1.25%	17.8%	12/31/2019	2.68	76	205	1.00%	18.1%	12/31/2019	2.78	0	0	0.75%	18.4%
12/31/2018	2.20	438	961	1.25%	-16.6%	12/31/2018	2.27	79	180	1.00%	-16.4%	12/31/2018	2.35	0	0	0.75%	-16.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.28	0	$0	0.50%	-17.1%	12/31/2022	$3.43	0	$0	0.25%	-16.9%	12/31/2022	$3.58	0	$0	0.00%	-16.7%
12/31/2021	3.96	0	0	0.50%	34.2%	12/31/2021	4.12	0	0	0.25%	34.5%	12/31/2021	4.30	0	0	0.00%	34.9%
12/31/2020	2.95	136	401	0.50%	2.2%	12/31/2020	3.06	0	0	0.25%	2.4%	12/31/2020	3.19	0	0	0.00%	2.7%
12/31/2019	2.89	144	415	0.50%	18.7%	12/31/2019	2.99	0	0	0.25%	19.0%	12/31/2019	3.10	0	0	0.00%	19.3%
12/31/2018	2.43	156	378	0.50%	-16.0%	12/31/2018	2.52	0	0	0.25%	-15.8%	12/31/2018	2.60	0	0	0.00%	-15.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.4%
2021	0.3%
2020	0.1%
2019	0.3%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AB International Value Fund R Class - 06-153

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$94,182	$100,571	7,504
Receivables: investments sold	4
Payables: investments purchased	-
Net assets	$94,186

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$94,149	94,752	$0.99
Band 100	37	36	1.04
Band 75	-	-	1.09
Band 50	-	-	1.13
Band 25	-	-	1.19
Band 0	-	-	1.24
Total	$94,186	94,788

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$872
Mortality & expense charges			(1,167)
Net investment income (loss)			(295)

Gain (loss) on investments:
Net realized gain (loss)			(1,169)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(11,773)
Net gain (loss)			(12,942)

Increase (decrease) in net assets from operations			$(13,237)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(295)	$528
Net realized gain (loss)		(1,169)	4,813
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(11,773)	10,139

Increase (decrease) in net assets from operations		(13,237)	15,480

Contract owner transactions:
Proceeds from units sold		6,482	61,540
Cost of units redeemed		(9,032)	(78,781)
Account charges		(4)	(150)
Increase (decrease)		(2,554)	(17,391)
Net increase (decrease)		(15,791)	(1,911)
Net assets, beginning		109,977	111,888
Net assets, ending		$94,186	$109,977

Units sold		7,057	58,556
Units redeemed		(9,502)	(69,309)
Net increase (decrease)		(2,445)	(10,753)
Units outstanding, beginning		97,233	107,986
Units outstanding, ending		94,788	97,233

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,384,137
Cost of units redeemed/account charges			(1,993,123)
Net investment income (loss)			31,901
Net realized gain (loss)			(383,641)
Realized gain distributions			61,301
Net change in unrealized appreciation (depreciation)			(6,389)
Net assets			$94,186

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.99	95	$94	1.25%	-12.1%	12/31/2022	$1.04	0	$0	1.00%	-11.9%	12/31/2022	$1.09	0	$0	0.75%	-11.7%
12/31/2021	1.13	97	110	1.25%	9.2%	12/31/2021	1.18	0	0	1.00%	9.4%	12/31/2021	1.23	0	0	0.75%	9.7%
12/31/2020	1.04	108	112	1.25%	0.4%	12/31/2020	1.08	0	0	1.00%	0.7%	12/31/2020	1.12	0	0	0.75%	0.9%
12/31/2019	1.03	119	123	1.25%	14.9%	12/31/2019	1.07	0	0	1.00%	15.2%	12/31/2019	1.11	0	0	0.75%	15.4%
12/31/2018	0.90	177	159	1.25%	-24.4%	12/31/2018	0.93	1	1	1.00%	-24.2%	12/31/2018	0.96	0	0	0.75%	-24.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.13	0	$0	0.50%	-11.5%	12/31/2022	$1.19	0	$0	0.25%	-11.3%	12/31/2022	$1.24	0	$0	0.00%	-11.0%
12/31/2021	1.28	0	0	0.50%	10.0%	12/31/2021	1.34	0	0	0.25%	10.3%	12/31/2021	1.39	0	0	0.00%	10.5%
12/31/2020	1.16	0	0	0.50%	1.2%	12/31/2020	1.21	0	0	0.25%	1.4%	12/31/2020	1.26	0	0	0.00%	1.7%
12/31/2019	1.15	0	0	0.50%	15.7%	12/31/2019	1.19	0	0	0.25%	16.0%	12/31/2019	1.24	0	0	0.00%	16.3%
12/31/2018	0.99	0	0	0.50%	-23.8%	12/31/2018	1.03	0	0	0.25%	-23.7%	12/31/2018	1.06	0	0	0.00%	-23.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.9%
2021	2.3%
2020	0.4%
2019	0.7%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AB High Income Fund R Class - 06-006

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,657	$1,677	254
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$1,657

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,657	1,474	$1.12
Band 100	-	-	1.15
Band 75	-	-	1.18
Band 50	-	-	1.21
Band 25	-	-	1.24
Band 0	-	-	1.27
Total	$1,657	1,474

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$606
Mortality & expense charges			(128)
Net investment income (loss)			478

Gain (loss) on investments:
Net realized gain (loss)			(3,836)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			379
Net gain (loss)			(3,457)

Increase (decrease) in net assets from operations			$(2,979)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$478	$2,115
Net realized gain (loss)		(3,836)	70
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		379	(464)

Increase (decrease) in net assets from operations		(2,979)	1,721

Contract owner transactions:
Proceeds from units sold		3,180	23,383
Cost of units redeemed		(37,049)	(30,852)
Account charges		(2)	(11)
Increase (decrease)		(33,871)	(7,480)
Net increase (decrease)		(36,850)	(5,759)
Net assets, beginning		38,507	44,266
Net assets, ending		$1,657	$38,507

Units sold		2,687	18,332
Units redeemed		(30,904)	(23,860)
Net increase (decrease)		(28,217)	(5,528)
Units outstanding, beginning		29,691	35,219
Units outstanding, ending		1,474	29,691

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$146,760
Cost of units redeemed/account charges			(148,242)
Net investment income (loss)			12,153
Net realized gain (loss)			(9,462)
Realized gain distributions			468
Net change in unrealized appreciation (depreciation)			(20)
Net assets			$1,657

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.12	1	$2	1.25%	-13.3%	12/31/2022	$1.15	0	$0	1.00%	-13.1%	12/31/2022	$1.18	0	$0	0.75%	-12.9%
12/31/2021	1.30	30	39	1.25%	3.2%	12/31/2021	1.32	0	0	1.00%	3.4%	12/31/2021	1.35	0	0	0.75%	3.7%
12/31/2020	1.26	35	44	1.25%	1.1%	12/31/2020	1.28	0	0	1.00%	1.4%	12/31/2020	1.31	0	0	0.75%	1.6%
12/31/2019	1.24	32	40	1.25%	11.8%	12/31/2019	1.26	0	0	1.00%	12.1%	12/31/2019	1.28	0	0	0.75%	12.4%
12/31/2018	1.11	27	29	1.25%	-7.3%	12/31/2018	1.13	0	0	1.00%	-7.1%	12/31/2018	1.14	0	0	0.75%	-6.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.21	0	$0	0.50%	-12.7%	12/31/2022	$1.24	0	$0	0.25%	-12.4%	12/31/2022	$1.27	0	$0	0.00%	-12.2%
12/31/2021	1.38	0	0	0.50%	4.0%	12/31/2021	1.41	0	0	0.25%	4.2%	12/31/2021	1.44	0	0	0.00%	4.5%
12/31/2020	1.33	0	0	0.50%	1.9%	12/31/2020	1.36	0	0	0.25%	2.1%	12/31/2020	1.38	0	0	0.00%	2.4%
12/31/2019	1.31	0	0	0.50%	12.7%	12/31/2019	1.33	0	0	0.25%	13.0%	12/31/2019	1.35	0	0	0.00%	13.2%
12/31/2018	1.16	0	0	0.50%	-6.6%	12/31/2018	1.17	0	0	0.25%	-6.4%	12/31/2018	1.19	0	0	0.00%	-6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.0%
2021	6.6%
2020	5.7%
2019	6.0%
2018	6.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AB Discovery Growth Fund Z Class - 06-GKC

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$377,896	$494,155	41,138
Receivables: investments sold	10,036
Payables: investments purchased	-
Net assets	$387,932

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$387,932	294,671	$1.32
Band 100	-	-	1.33
Band 75	-	-	1.35
Band 50	-	-	1.37
Band 25	-	-	1.38
Band 0	-	-	1.40
Total	$387,932	294,671

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(4,231)
Net investment income (loss)			(4,231)

Gain (loss) on investments:
Net realized gain (loss)			(53,939)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(110,241)
Net gain (loss)			(164,180)

Increase (decrease) in net assets from operations			$(168,411)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,231)	$(612)
Net realized gain (loss)		(53,939)	(2,579)
Realized gain distributions		-	17,034
Net change in unrealized appreciation (depreciation)		(110,241)	(10,957)

Increase (decrease) in net assets from operations		(168,411)	2,886

Contract owner transactions:
Proceeds from units sold		227,000	465,839
Cost of units redeemed		(110,945)	(49,407)
Account charges		(118)	-
Increase (decrease)		115,937	416,432
Net increase (decrease)		(52,474)	419,318
Net assets, beginning		440,406	21,088
Net assets, ending		$387,932	$440,406

Units sold		156,553	225,454
Units redeemed		(73,672)	(24,795)
Net increase (decrease)		82,881	200,659
Units outstanding, beginning		211,790	11,131
Units outstanding, ending		294,671	211,790

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$708,846
Cost of units redeemed/account charges			(164,270)
Net investment income (loss)			(5,214)
Net realized gain (loss)			(55,750)
Realized gain distributions			20,579
Net change in unrealized appreciation (depreciation)			(116,259)
Net assets			$387,932

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.32	295	$388	1.25%	-36.7%	12/31/2022	$1.33	0	$0	1.00%	-36.5%	12/31/2022	$1.35	0	$0	0.75%	-36.4%
12/31/2021	2.08	212	440	1.25%	9.8%	12/31/2021	2.10	0	0	1.00%	10.0%	12/31/2021	2.12	0	0	0.75%	10.3%
12/31/2020	1.89	11	21	1.25%	51.1%	12/31/2020	1.91	0	0	1.00%	51.5%	12/31/2020	1.92	0	0	0.75%	51.9%
12/31/2019	1.25	13	16	1.25%	29.2%	12/31/2019	1.26	0	0	1.00%	29.5%	12/31/2019	1.27	0	0	0.75%	29.8%
12/31/2018	0.97	0	0	1.25%	-5.5%	12/31/2018	0.97	0	0	1.00%	-5.2%	12/31/2018	0.98	0	0	0.75%	-5.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.37	0	$0	0.50%	-36.2%	12/31/2022	$1.38	0	$0	0.25%	-36.1%	12/31/2022	$1.40	0	$0	0.00%	-35.9%
12/31/2021	2.14	0	0	0.50%	10.6%	12/31/2021	2.17	0	0	0.25%	10.9%	12/31/2021	2.19	0	0	0.00%	11.1%
12/31/2020	1.94	0	0	0.50%	52.3%	12/31/2020	1.95	0	0	0.25%	52.7%	12/31/2020	1.97	0	0	0.00%	53.0%
12/31/2019	1.27	0	0	0.50%	30.2%	12/31/2019	1.28	0	0	0.25%	30.5%	12/31/2019	1.29	0	0	0.00%	30.8%
12/31/2018	0.98	0	0	0.50%	-4.7%	12/31/2018	0.98	0	0	0.25%	-4.5%	12/31/2018	0.98	0	0	0.00%	-4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AB Small Cap Growth Portfolio Z Class - 06-GKG

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,630,433	$5,311,982	69,405
Receivables: investments sold	17,505
Payables: investments purchased	-
Net assets	$3,647,938

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,647,938	2,711,726	$1.35
Band 100	-	-	1.36
Band 75	-	-	1.38
Band 50	-	-	1.40
Band 25	-	-	1.41
Band 0	-	-	1.43
Total	$3,647,938	2,711,726

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(48,356)
Net investment income (loss)			(48,356)

Gain (loss) on investments:
Net realized gain (loss)			(514,170)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,587,154)
Net gain (loss)			(2,101,324)

Increase (decrease) in net assets from operations			$(2,149,680)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(48,356)	$(25,792)
Net realized gain (loss)		(514,170)	209,596
Realized gain distributions		-	264,795
Net change in unrealized appreciation (depreciation)		(1,587,154)	(309,300)

Increase (decrease) in net assets from operations		(2,149,680)	139,299

Contract owner transactions:
Proceeds from units sold		3,406,515	4,905,775
Cost of units redeemed		(2,780,560)	(876,379)
Account charges		(5,948)	(3,061)
Increase (decrease)		620,007	4,026,335
Net increase (decrease)		(1,529,673)	4,165,634
Net assets, beginning		5,177,611	1,011,977
Net assets, ending		$3,647,938	$5,177,611

Units sold		2,245,742	2,241,726
Units redeemed		(1,858,126)	(409,818)
Net increase (decrease)		387,616	1,831,908
Units outstanding, beginning		2,324,110	492,202
Units outstanding, ending		2,711,726	2,324,110

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$9,281,608
Cost of units redeemed/account charges			(3,943,397)
Net investment income (loss)			(82,955)
Net realized gain (loss)			(304,242)
Realized gain distributions			378,473
Net change in unrealized appreciation (depreciation)			(1,681,549)
Net assets			$3,647,938

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.35	2,712	$3,648	1.25%	-39.6%	12/31/2022	$1.36	0	$0	1.00%	-39.5%	12/31/2022	$1.38	0	$0	0.75%	-39.3%
12/31/2021	2.23	2,324	5,178	1.25%	8.4%	12/31/2021	2.25	0	0	1.00%	8.6%	12/31/2021	2.27	0	0	0.75%	8.9%
12/31/2020	2.06	492	1,012	1.25%	52.2%	12/31/2020	2.07	0	0	1.00%	52.6%	12/31/2020	2.09	0	0	0.75%	53.0%
12/31/2019	1.35	343	463	1.25%	34.6%	12/31/2019	1.36	0	0	1.00%	34.9%	12/31/2019	1.36	0	0	0.75%	35.2%
12/31/2018	1.00	0	0	1.25%	-1.8%	12/31/2018	1.01	0	0	1.00%	-1.6%	12/31/2018	1.01	0	0	0.75%	-1.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.40	0	$0	0.50%	-39.2%	12/31/2022	$1.41	0	$0	0.25%	-39.0%	12/31/2022	$1.43	0	$0	0.00%	-38.9%
12/31/2021	2.30	0	0	0.50%	9.2%	12/31/2021	2.32	0	0	0.25%	9.4%	12/31/2021	2.34	0	0	0.00%	9.7%
12/31/2020	2.10	0	0	0.50%	53.3%	12/31/2020	2.12	0	0	0.25%	53.7%	12/31/2020	2.14	0	0	0.00%	54.1%
12/31/2019	1.37	0	0	0.50%	35.6%	12/31/2019	1.38	0	0	0.25%	35.9%	12/31/2019	1.39	0	0	0.00%	36.3%
12/31/2018	1.01	0	0	0.50%	-1.1%	12/31/2018	1.01	0	0	0.25%	-0.9%	12/31/2018	1.02	0	0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AB Discovery Value Fund Z Class - 06-GKF

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$89,892	$108,957	4,661
Receivables: investments sold	455
Payables: investments purchased	-
Net assets	$90,347

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$90,347	77,757	$1.16
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.21
Band 25	-	-	1.22
Band 0	-	-	1.24
Total	$90,347	77,757

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,134
Mortality & expense charges			(1,083)
Net investment income (loss)			51

Gain (loss) on investments:
Net realized gain (loss)			(335)
Realized gain distributions			5,475
Net change in unrealized appreciation (depreciation)			(21,339)
Net gain (loss)			(16,199)

Increase (decrease) in net assets from operations			$(16,148)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$51	$146
Net realized gain (loss)		(335)	10,697
Realized gain distributions		5,475	7,124
Net change in unrealized appreciation (depreciation)		(21,339)	(3,778)

Increase (decrease) in net assets from operations		(16,148)	14,189

Contract owner transactions:
Proceeds from units sold		22,809	68,517
Cost of units redeemed		(6,003)	(32,078)
Account charges		(102)	(11)
Increase (decrease)		16,704	36,428
Net increase (decrease)		556	50,617
Net assets, beginning		89,791	39,174
Net assets, ending		$90,347	$89,791

Units sold		18,751	50,798
Units redeemed		(5,001)	(24,252)
Net increase (decrease)		13,750	26,546
Units outstanding, beginning		64,007	37,461
Units outstanding, ending		77,757	64,007

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$737,470
Cost of units redeemed/account charges			(518,497)
Net investment income (loss)			288
Net realized gain (loss)			(142,995)
Realized gain distributions			33,146
Net change in unrealized appreciation (depreciation)			(19,065)
Net assets			$90,347

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.16	78	$90	1.25%	-17.2%	12/31/2022	$1.18	0	$0	1.00%	-17.0%	12/31/2022	$1.19	0	$0	0.75%	-16.8%
12/31/2021	1.40	64	90	1.25%	34.2%	12/31/2021	1.42	0	0	1.00%	34.5%	12/31/2021	1.43	0	0	0.75%	34.8%
12/31/2020	1.05	37	39	1.25%	2.2%	12/31/2020	1.05	0	0	1.00%	2.4%	12/31/2020	1.06	0	0	0.75%	2.7%
12/31/2019	1.02	578	592	1.25%	18.7%	12/31/2019	1.03	0	0	1.00%	19.0%	12/31/2019	1.03	0	0	0.75%	19.3%
12/31/2018	0.86	36	31	1.25%	-16.0%	12/31/2018	0.86	0	0	1.00%	-15.8%	12/31/2018	0.87	0	0	0.75%	-15.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.21	0	$0	0.50%	-16.6%	12/31/2022	$1.22	0	$0	0.25%	-16.3%	12/31/2022	$1.24	0	$0	0.00%	-16.1%
12/31/2021	1.45	0	0	0.50%	35.2%	12/31/2021	1.46	0	0	0.25%	35.5%	12/31/2021	1.48	0	0	0.00%	35.8%
12/31/2020	1.07	0	0	0.50%	2.9%	12/31/2020	1.08	0	0	0.25%	3.2%	12/31/2020	1.09	0	0	0.00%	3.4%
12/31/2019	1.04	0	0	0.50%	19.6%	12/31/2019	1.04	0	0	0.25%	19.9%	12/31/2019	1.05	0	0	0.00%	20.2%
12/31/2018	0.87	0	0	0.50%	-15.4%	12/31/2018	0.87	0	0	0.25%	-15.2%	12/31/2018	0.87	0	0	0.00%	-15.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.3%
2021	1.4%
2020	0.1%
2019	1.9%
2018	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AB Global Bond Fund Z Class - 06-3GC

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$25,210	$31,426	3,753
Receivables: investments sold	12
Payables: investments purchased	-
Net assets	$25,222

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$25,222	26,720	$0.94
Band 100	-	-	0.95
Band 75	-	-	0.97
Band 50	-	-	0.98
Band 25	-	-	0.99
Band 0	-	-	1.00
Total	$25,222	26,720

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$2,078
Mortality & expense charges			(359)
Net investment income (loss)			1,719

Gain (loss) on investments:
Net realized gain (loss)			(1,485)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(4,767)
Net gain (loss)			(6,252)

Increase (decrease) in net assets from operations			$(4,533)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,719	$691
Net realized gain (loss)		(1,485)	(102)
Realized gain distributions		-	425
Net change in unrealized appreciation (depreciation)		(4,767)	(1,625)

Increase (decrease) in net assets from operations		(4,533)	(611)

Contract owner transactions:
Proceeds from units sold		2,979	12,386
Cost of units redeemed		(11,026)	(31,055)
Account charges		(26)	(54)
Increase (decrease)		(8,073)	(18,723)
Net increase (decrease)		(12,606)	(19,334)
Net assets, beginning		37,828	57,162
Net assets, ending		$25,222	$37,828

Units sold		2,916	11,374
Units redeemed		(11,024)	(28,210)
Net increase (decrease)		(8,108)	(16,836)
Units outstanding, beginning		34,828	51,664
Units outstanding, ending		26,720	34,828

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$72,219
Cost of units redeemed/account charges			(42,481)
Net investment income (loss)			2,491
Net realized gain (loss)			(1,595)
Realized gain distributions			804
Net change in unrealized appreciation (depreciation)			(6,216)
Net assets			$25,222

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.94	27	$25	1.25%	-13.1%	12/31/2022	$0.95	0	$0	1.00%	-12.9%	12/31/2022	$0.97	0	$0	0.75%	-12.7%
12/31/2021	1.09	35	38	1.25%	-1.8%	12/31/2021	1.10	0	0	1.00%	-1.6%	12/31/2021	1.10	0	0	0.75%	-1.3%
12/31/2020	1.11	52	57	1.25%	3.8%	12/31/2020	1.11	0	0	1.00%	4.1%	12/31/2020	1.12	0	0	0.75%	4.3%
12/31/2019	1.07	3	3	1.25%	6.3%	12/31/2019	1.07	0	0	1.00%	6.6%	12/31/2019	1.07	0	0	0.75%	6.9%
12/31/2018	1.00	0	0	1.25%	0.3%	12/31/2018	1.00	0	0	1.00%	0.4%	12/31/2018	1.00	0	0	0.75%	0.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.98	0	$0	0.50%	-12.4%	12/31/2022	$0.99	0	$0	0.25%	-12.2%	12/31/2022	$1.00	0	$0	0.00%	-12.0%
12/31/2021	1.11	0	0	0.50%	-1.1%	12/31/2021	1.12	0	0	0.25%	-0.8%	12/31/2021	1.13	0	0	0.00%	-0.6%
12/31/2020	1.13	0	0	0.50%	4.6%	12/31/2020	1.13	0	0	0.25%	4.8%	12/31/2020	1.14	0	0	0.00%	5.1%
12/31/2019	1.08	0	0	0.50%	7.1%	12/31/2019	1.08	0	0	0.25%	7.4%	12/31/2019	1.09	0	0	0.00%	7.7%
12/31/2018	1.01	0	0	0.50%	0.6%	12/31/2018	1.01	0	0	0.25%	0.7%	12/31/2018	1.01	0	0	0.00%	0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	6.6%
2021	2.7%
2020	0.8%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AB Large Cap Growth Fund Z Class - 06-3FY

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$42,406,021	$54,071,109	616,790
Receivables: investments sold	658,308
Payables: investments purchased	-
Net assets	$43,064,329

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$43,064,329	30,550,679	$1.41
Band 100	-	-	1.43
Band 75	-	-	1.44
Band 50	-	-	1.46
Band 25	-	-	1.47
Band 0	-	-	1.49
Total	$43,064,329	30,550,679

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(508,323)
Net investment income (loss)			(508,323)

Gain (loss) on investments:
Net realized gain (loss)			101,754
Realized gain distributions			359,997
Net change in unrealized appreciation (depreciation)			(14,219,764)
Net gain (loss)			(13,758,013)

Increase (decrease) in net assets from operations			$(14,266,336)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(508,323)	$(186,731)
Net realized gain (loss)		101,754	658,655
Realized gain distributions		359,997	2,644,884
Net change in unrealized appreciation (depreciation)		(14,219,764)	1,598,562

Increase (decrease) in net assets from operations		(14,266,336)	4,715,370

Contract owner transactions:
Proceeds from units sold		18,994,806	40,983,353
Cost of units redeemed		(6,280,752)	(5,400,712)
Account charges		(137,371)	(50,334)
Increase (decrease)		12,576,683	35,532,307
Net increase (decrease)		(1,689,653)	40,247,677
Net assets, beginning		44,753,982	4,506,305
Net assets, ending		$43,064,329	$44,753,982

Units sold		12,506,478	22,522,383
Units redeemed		(4,302,666)	(3,041,672)
Net increase (decrease)		8,203,812	19,480,711
Units outstanding, beginning		22,346,867	2,866,156
Units outstanding, ending		30,550,679	22,346,867

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$64,728,965
Cost of units redeemed/account charges			(13,434,023)
Net investment income (loss)			(747,369)
Net realized gain (loss)			978,693
Realized gain distributions			3,203,151
Net change in unrealized appreciation (depreciation)			(11,665,088)
Net assets			$43,064,329

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.41	30,551	$43,064	1.25%	-29.6%	12/31/2022	$1.43	0	$0	1.00%	-29.4%	12/31/2022	$1.44	0	$0	0.75%	-29.3%
12/31/2021	2.00	22,347	44,754	1.25%	27.4%	12/31/2021	2.02	0	0	1.00%	27.7%	12/31/2021	2.04	0	0	0.75%	28.0%
12/31/2020	1.57	2,866	4,506	1.25%	32.8%	12/31/2020	1.58	0	0	1.00%	33.1%	12/31/2020	1.59	0	0	0.75%	33.5%
12/31/2019	1.18	2,177	2,578	1.25%	32.6%	12/31/2019	1.19	0	0	1.00%	32.9%	12/31/2019	1.19	0	0	0.75%	33.2%
12/31/2018	0.89	0	0	1.25%	-10.7%	12/31/2018	0.89	0	0	1.00%	-10.6%	12/31/2018	0.90	0	0	0.75%	-10.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.46	0	$0	0.50%	-29.1%	12/31/2022	$1.47	0	$0	0.25%	-28.9%	12/31/2022	$1.49	0	$0	0.00%	-28.7%
12/31/2021	2.05	0	0	0.50%	28.3%	12/31/2021	2.07	0	0	0.25%	28.7%	12/31/2021	2.09	0	0	0.00%	29.0%
12/31/2020	1.60	0	0	0.50%	33.8%	12/31/2020	1.61	0	0	0.25%	34.1%	12/31/2020	1.62	0	0	0.00%	34.5%
12/31/2019	1.20	0	0	0.50%	33.6%	12/31/2019	1.20	0	0	0.25%	33.9%	12/31/2019	1.21	0	0	0.00%	34.2%
12/31/2018	0.90	0	0	0.50%	-10.4%	12/31/2018	0.90	0	0	0.25%	-10.3%	12/31/2018	0.90	0	0	0.00%	-10.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.3%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AB Large Cap Growth Fund Advisor Class - 06-3YR

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,161,634	$1,315,615	16,435
Receivables: investments sold	-
Payables: investments purchased	(12,455)
Net assets	$1,149,179

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,149,179	881,794	$1.30
Band 100	-	-	1.31
Band 75	-	-	1.33
Band 50	-	-	1.34
Band 25	-	-	1.35
Band 0	-	-	1.36
Total	$1,149,179	881,794

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(12,933)
Net investment income (loss)			(12,933)

Gain (loss) on investments:
Net realized gain (loss)			(211,253)
Realized gain distributions			9,974
Net change in unrealized appreciation (depreciation)			(474,736)
Net gain (loss)			(676,015)

Increase (decrease) in net assets from operations			$(688,948)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(12,933)	$(392,427)
Net realized gain (loss)		(211,253)	16,127,113
Realized gain distributions		9,974	738,225
Net change in unrealized appreciation (depreciation)		(474,736)	(9,914,286)

Increase (decrease) in net assets from operations		(688,948)	6,558,625

Contract owner transactions:
Proceeds from units sold		887,192	7,108,622
Cost of units redeemed		(2,295,366)	(45,865,219)
Account charges		(3,407)	(102,973)
Increase (decrease)		(1,411,581)	(38,859,570)
Net increase (decrease)		(2,100,529)	(32,300,945)
Net assets, beginning		3,249,708	35,550,653
Net assets, ending		$1,149,179	$3,249,708

Units sold		659,104	4,833,481
Units redeemed		(1,531,352)	(27,505,189)
Net increase (decrease)		(872,248)	(22,671,708)
Units outstanding, beginning		1,754,042	24,425,750
Units outstanding, ending		881,794	1,754,042

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$45,719,080
Cost of units redeemed/account charges			(62,629,674)
Net investment income (loss)			(840,129)
Net realized gain (loss)			16,730,944
Realized gain distributions			2,322,939
Net change in unrealized appreciation (depreciation)			(153,981)
Net assets			$1,149,179

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.30	882	$1,149	1.25%	-29.7%	12/31/2022	$1.31	0	$0	1.00%	-29.5%	12/31/2022	$1.33	0	$0	0.75%	-29.3%
12/31/2021	1.85	1,754	3,250	1.25%	27.3%	12/31/2021	1.86	0	0	1.00%	27.6%	12/31/2021	1.88	0	0	0.75%	27.9%
12/31/2020	1.46	24,426	35,551	1.25%	32.7%	12/31/2020	1.46	0	0	1.00%	33.0%	12/31/2020	1.47	0	0	0.75%	33.4%
12/31/2019	1.10	18,985	20,823	1.25%	9.7%	12/31/2019	1.10	0	0	1.00%	9.8%	12/31/2019	1.10	0	0	0.75%	10.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.34	0	$0	0.50%	-29.1%	12/31/2022	$1.35	0	$0	0.25%	-29.0%	12/31/2022	$1.36	0	$0	0.00%	-28.8%
12/31/2021	1.89	0	0	0.50%	28.3%	12/31/2021	1.90	0	0	0.25%	28.6%	12/31/2021	1.91	0	0	0.00%	28.9%
12/31/2020	1.47	0	0	0.50%	33.7%	12/31/2020	1.48	0	0	0.25%	34.0%	12/31/2020	1.48	0	0	0.00%	34.4%
12/31/2019	1.10	0	0	0.50%	10.1%	12/31/2019	1.10	0	0	0.25%	10.3%	12/31/2019	1.10	0	0	0.00%	10.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AB Global Risk Allocation Fund Inst Class - 06-4PJ (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.08
Band 75	-	-	1.08
Band 50	-	-	1.09
Band 25	-	-	1.09
Band 0	-	-	1.10
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.07	0	$0	1.25%	-10.9%	12/31/2022	$1.08	0	$0	1.00%	-10.6%	12/31/2022	$1.08	0	$0	0.75%	-10.4%
12/31/2021	1.20	0	0	1.25%	11.0%	12/31/2021	1.20	0	0	1.00%	11.3%	12/31/2021	1.21	0	0	0.75%	11.5%
12/31/2020	1.08	0	0	1.25%	8.1%	12/31/2020	1.08	0	0	1.00%	8.2%	12/31/2020	1.08	0	0	0.75%	8.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.09	0	$0	0.50%	-10.2%	12/31/2022	$1.09	0	$0	0.25%	-10.0%	12/31/2022	$1.10	0	$0	0.00%	-9.7%
12/31/2021	1.21	0	0	0.50%	11.8%	12/31/2021	1.21	0	0	0.25%	12.1%	12/31/2021	1.22	0	0	0.00%	12.4%
12/31/2020	1.08	0	0	0.50%	8.3%	12/31/2020	1.08	0	0	0.25%	8.3%	12/31/2020	1.08	0	0	0.00%	8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Alger Balanced Portfolio I-2 Class - 06-505

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$934,284	$845,935	56,989
Receivables: investments sold	338
Payables: investments purchased	-
Net assets	$934,622

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$934,622	454,470	$2.06
Band 100	-	-	2.16
Band 75	-	-	2.26
Band 50	-	-	2.38
Band 25	-	-	2.49
Band 0	-	-	2.73
Total	$934,622	454,470

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$11,315
Mortality & expense charges			(12,197)
Net investment income (loss)			(882)

Gain (loss) on investments:
Net realized gain (loss)			24,199
Realized gain distributions			41,665
Net change in unrealized appreciation (depreciation)			(202,272)
Net gain (loss)			(136,408)

Increase (decrease) in net assets from operations			$(137,290)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(882)	$(4,687)
Net realized gain (loss)		24,199	26,763
Realized gain distributions		41,665	31,809
Net change in unrealized appreciation (depreciation)		(202,272)	123,506

Increase (decrease) in net assets from operations		(137,290)	177,391

Contract owner transactions:
Proceeds from units sold		20,654	19,806
Cost of units redeemed		(108,884)	(135,438)
Account charges		(320)	(316)
Increase (decrease)		(88,550)	(115,948)
Net increase (decrease)		(225,840)	61,443
Net assets, beginning		1,160,462	1,099,019
Net assets, ending		$934,622	$1,160,462

Units sold		9,697	9,139
Units redeemed		(49,490)	(65,544)
Net increase (decrease)		(39,793)	(56,405)
Units outstanding, beginning		494,263	550,668
Units outstanding, ending		454,470	494,263

* Date of Fund Inception into Variable Account: 5 /1 /2000
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$10,473,948
Cost of units redeemed/account charges			(11,295,933)
Net investment income (loss)			265,210
Net realized gain (loss)			624,213
Realized gain distributions			778,835
Net change in unrealized appreciation (depreciation)			88,349
Net assets			$934,622

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.06	454	$935	1.25%	-12.4%	12/31/2022	$2.16	0	$0	1.00%	-12.2%	12/31/2022	$2.26	0	$0	0.75%	-12.0%
12/31/2021	2.35	494	1,160	1.25%	17.6%	12/31/2021	2.46	0	0	1.00%	17.9%	12/31/2021	2.57	0	0	0.75%	18.2%
12/31/2020	2.00	551	1,099	1.25%	8.9%	12/31/2020	2.08	0	0	1.00%	9.1%	12/31/2020	2.18	0	0	0.75%	9.4%
12/31/2019	1.83	632	1,159	1.25%	18.0%	12/31/2019	1.91	0	0	1.00%	18.3%	12/31/2019	1.99	0	0	0.75%	18.6%
12/31/2018	1.55	813	1,262	1.25%	-4.5%	12/31/2018	1.61	0	0	1.00%	-4.3%	12/31/2018	1.68	0	0	0.75%	-4.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.38	0	$0	0.50%	-11.8%	12/31/2022	$2.49	0	$0	0.25%	-11.5%	12/31/2022	$2.73	0	$0	0.00%	-11.3%
12/31/2021	2.69	0	0	0.50%	18.5%	12/31/2021	2.82	0	0	0.25%	18.8%	12/31/2021	3.08	0	0	0.00%	19.1%
12/31/2020	2.27	0	0	0.50%	9.7%	12/31/2020	2.37	0	0	0.25%	10.0%	12/31/2020	2.59	0	0	0.00%	10.2%
12/31/2019	2.07	0	0	0.50%	18.9%	12/31/2019	2.16	0	0	0.25%	19.2%	12/31/2019	2.35	0	0	0.00%	19.5%
12/31/2018	1.74	0	0	0.50%	-3.8%	12/31/2018	1.81	0	0	0.25%	-3.6%	12/31/2018	1.96	0	0	0.00%	-3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.1%
2021	0.8%
2020	1.1%
2019	1.4%
2018	4.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Alger Capital Appreciation Portfolio I-2 Class - 06-510

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$19,642,212	$29,595,152	360,645
Receivables: investments sold	67,050
Payables: investments purchased	-
Net assets	$19,709,262

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$19,709,262	7,876,351	$2.50
Band 100	-	-	2.63
Band 75	-	-	2.76
Band 50	-	-	2.89
Band 25	-	-	3.03
Band 0	-	-	3.33
Total	$19,709,262	7,876,351

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(395,142)
Net investment income (loss)			(395,142)

Gain (loss) on investments:
Net realized gain (loss)			(3,261,945)
Realized gain distributions			1,773,894
Net change in unrealized appreciation (depreciation)			(14,973,941)
Net gain (loss)			(16,461,992)

Increase (decrease) in net assets from operations			$(16,857,134)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(395,142)	$(681,492)
Net realized gain (loss)		(3,261,945)	4,812,303
Realized gain distributions		1,773,894	10,869,970
Net change in unrealized appreciation (depreciation)		(14,973,941)	(6,182,390)

Increase (decrease) in net assets from operations		(16,857,134)	8,818,391

Contract owner transactions:
Proceeds from units sold		3,618,156	5,464,491
Cost of units redeemed		(15,464,981)	(18,259,637)
Account charges		(4,869)	(9,677)
Increase (decrease)		(11,851,694)	(12,804,823)
Net increase (decrease)		(28,708,828)	(3,986,432)
Net assets, beginning		48,418,090	52,404,522
Net assets, ending		$19,709,262	$48,418,090

Units sold		1,262,932	1,512,872
Units redeemed		(5,516,449)	(4,828,248)
Net increase (decrease)		(4,253,517)	(3,315,376)
Units outstanding, beginning		12,129,868	15,445,244
Units outstanding, ending		7,876,351	12,129,868

* Date of Fund Inception into Variable Account: 5 /1 /2000
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$127,482,362
Cost of units redeemed/account charges			(162,058,302)
Net investment income (loss)			(5,731,071)
Net realized gain (loss)			17,479,308
Realized gain distributions			52,489,905
Net change in unrealized appreciation (depreciation)			(9,952,940)
Net assets			$19,709,262

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.50	7,876	$19,709	1.25%	-37.3%	12/31/2022	$2.63	0	$0	1.00%	-37.2%	12/31/2022	$2.76	0	$0	0.75%	-37.0%
12/31/2021	3.99	12,130	48,418	1.25%	17.6%	12/31/2021	4.18	0	0	1.00%	17.9%	12/31/2021	4.37	0	0	0.75%	18.2%
12/31/2020	3.39	15,445	52,405	1.25%	40.0%	12/31/2020	3.54	0	0	1.00%	40.3%	12/31/2020	3.70	0	0	0.75%	40.7%
12/31/2019	2.42	18,800	45,563	1.25%	31.9%	12/31/2019	2.52	0	0	1.00%	32.3%	12/31/2019	2.63	0	0	0.75%	32.6%
12/31/2018	1.84	25,061	46,041	1.25%	-1.3%	12/31/2018	1.91	0	0	1.00%	-1.1%	12/31/2018	1.98	0	0	0.75%	-0.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.89	0	$0	0.50%	-36.8%	12/31/2022	$3.03	0	$0	0.25%	-36.7%	12/31/2022	$3.33	0	$0	0.00%	-36.5%
12/31/2021	4.58	0	0	0.50%	18.5%	12/31/2021	4.79	0	0	0.25%	18.8%	12/31/2021	5.24	0	0	0.00%	19.1%
12/31/2020	3.86	0	0	0.50%	41.0%	12/31/2020	4.03	0	0	0.25%	41.4%	12/31/2020	4.40	0	0	0.00%	41.8%
12/31/2019	2.74	0	0	0.50%	32.9%	12/31/2019	2.85	0	0	0.25%	33.2%	12/31/2019	3.10	578	1,795	0.00%	33.6%
12/31/2018	2.06	0	0	0.50%	-0.6%	12/31/2018	2.14	0	0	0.25%	-0.4%	12/31/2018	2.32	648	1,505	0.00%	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Alger Capital Appreciation Institutional Fund I Class - 06-194

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,435,042	$2,291,124	57,294
Receivables: investments sold	2,488
Payables: investments purchased	-
Net assets	$1,437,530

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,437,530	385,179	$3.73
Band 100	-	-	3.89
Band 75	-	-	4.05
Band 50	-	-	4.21
Band 25	-	-	4.39
Band 0	-	-	4.57
Total	$1,437,530	385,179

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(39,336)
Net investment income (loss)			(39,336)

Gain (loss) on investments:
Net realized gain (loss)			(1,226,750)
Realized gain distributions			53,882
Net change in unrealized appreciation (depreciation)			(571,011)
Net gain (loss)			(1,743,879)

Increase (decrease) in net assets from operations			$(1,783,215)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(39,336)	$(59,850)
Net realized gain (loss)		(1,226,750)	84,091
Realized gain distributions		53,882	806,275
Net change in unrealized appreciation (depreciation)		(571,011)	(137,957)

Increase (decrease) in net assets from operations		(1,783,215)	692,559

Contract owner transactions:
Proceeds from units sold		331,721	858,147
Cost of units redeemed		(2,073,077)	(3,401,160)
Account charges		(437)	(550)
Increase (decrease)		(1,741,793)	(2,543,563)
Net increase (decrease)		(3,525,008)	(1,851,004)
Net assets, beginning		4,962,538	6,813,542
Net assets, ending		$1,437,530	$4,962,538

Units sold		84,458	166,404
Units redeemed		(529,095)	(663,145)
Net increase (decrease)		(444,637)	(496,741)
Units outstanding, beginning		829,816	1,326,557
Units outstanding, ending		385,179	829,816

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$23,558,731
Cost of units redeemed/account charges			(29,798,410)
Net investment income (loss)			(839,487)
Net realized gain (loss)			3,328,402
Realized gain distributions			6,044,376
Net change in unrealized appreciation (depreciation)			(856,082)
Net assets			$1,437,530

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.73	385	$1,438	1.25%	-37.6%	12/31/2022	$3.89	0	$0	1.00%	-37.4%	12/31/2022	$4.05	0	$0	0.75%	-37.3%
12/31/2021	5.98	830	4,963	1.25%	16.4%	12/31/2021	6.21	0	0	1.00%	16.7%	12/31/2021	6.45	0	0	0.75%	17.0%
12/31/2020	5.14	1,327	6,814	1.25%	39.6%	12/31/2020	5.32	0	0	1.00%	39.9%	12/31/2020	5.51	0	0	0.75%	40.3%
12/31/2019	3.68	1,296	4,768	1.25%	31.5%	12/31/2019	3.80	0	0	1.00%	31.8%	12/31/2019	3.93	0	0	0.75%	32.1%
12/31/2018	2.80	1,712	4,791	1.25%	-2.1%	12/31/2018	2.89	0	0	1.00%	-1.9%	12/31/2018	2.97	0	0	0.75%	-1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.21	0	$0	0.50%	-37.1%	12/31/2022	$4.39	0	$0	0.25%	-37.0%	12/31/2022	$4.57	0	$0	0.00%	-36.8%
12/31/2021	6.70	0	0	0.50%	17.3%	12/31/2021	6.96	0	0	0.25%	17.6%	12/31/2021	7.23	0	0	0.00%	17.9%
12/31/2020	5.71	0	0	0.50%	40.6%	12/31/2020	5.92	0	0	0.25%	41.0%	12/31/2020	6.13	0	0	0.00%	41.3%
12/31/2019	4.06	0	0	0.50%	32.5%	12/31/2019	4.20	0	0	0.25%	32.8%	12/31/2019	4.34	0	0	0.00%	33.1%
12/31/2018	3.07	0	0	0.50%	-1.4%	12/31/2018	3.16	0	0	0.25%	-1.1%	12/31/2018	3.26	0	0	0.00%	-0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Alger Capital Appreciation Institutional Fund R Class - 06-196

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,073,747	$3,189,365	105,005
Receivables: investments sold	1,153
Payables: investments purchased	-
Net assets	$2,074,900

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,074,900	600,888	$3.45
Band 100	-	-	3.60
Band 75	-	-	3.74
Band 50	-	-	3.90
Band 25	-	-	4.06
Band 0	-	-	4.23
Total	$2,074,900	600,888

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(35,664)
Net investment income (loss)			(35,664)

Gain (loss) on investments:
Net realized gain (loss)			(429,681)
Realized gain distributions			97,789
Net change in unrealized appreciation (depreciation)			(1,207,252)
Net gain (loss)			(1,539,144)

Increase (decrease) in net assets from operations			$(1,574,808)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(35,664)	$(62,111)
Net realized gain (loss)		(429,681)	768,974
Realized gain distributions		97,789	937,650
Net change in unrealized appreciation (depreciation)		(1,207,252)	(792,072)

Increase (decrease) in net assets from operations		(1,574,808)	852,441

Contract owner transactions:
Proceeds from units sold		480,671	910,902
Cost of units redeemed		(1,580,750)	(3,554,371)
Account charges		(841)	(1,292)
Increase (decrease)		(1,100,920)	(2,644,761)
Net increase (decrease)		(2,675,728)	(1,792,320)
Net assets, beginning		4,750,628	6,542,948
Net assets, ending		$2,074,900	$4,750,628

Units sold		124,104	180,435
Units redeemed		(378,020)	(642,671)
Net increase (decrease)		(253,916)	(462,236)
Units outstanding, beginning		854,804	1,317,040
Units outstanding, ending		600,888	854,804

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$38,065,832
Cost of units redeemed/account charges			(46,906,742)
Net investment income (loss)			(964,131)
Net realized gain (loss)			4,180,001
Realized gain distributions			8,815,558
Net change in unrealized appreciation (depreciation)			(1,115,618)
Net assets			$2,074,900

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.45	601	$2,075	1.25%	-37.9%	12/31/2022	$3.60	0	$0	1.00%	-37.7%	12/31/2022	$3.74	0	$0	0.75%	-37.6%
12/31/2021	5.56	855	4,751	1.25%	15.9%	12/31/2021	5.77	0	0	1.00%	16.2%	12/31/2021	6.00	0	0	0.75%	16.5%
12/31/2020	4.79	931	4,464	1.25%	39.0%	12/31/2020	4.97	0	0	1.00%	39.3%	12/31/2020	5.15	0	0	0.75%	39.7%
12/31/2019	3.45	1,170	4,036	1.25%	30.8%	12/31/2019	3.56	0	0	1.00%	31.2%	12/31/2019	3.68	0	0	0.75%	31.5%
12/31/2018	2.64	2,148	5,663	1.25%	-2.6%	12/31/2018	2.72	0	0	1.00%	-2.3%	12/31/2018	2.80	0	0	0.75%	-2.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.90	0	$0	0.50%	-37.4%	12/31/2022	$4.06	0	$0	0.25%	-37.2%	12/31/2022	$4.23	0	$0	0.00%	-37.1%
12/31/2021	6.23	0	0	0.50%	16.8%	12/31/2021	6.47	0	0	0.25%	17.1%	12/31/2021	6.72	0	0	0.00%	17.4%
12/31/2020	5.33	331	1,768	0.50%	40.0%	12/31/2020	5.52	0	0	0.25%	40.4%	12/31/2020	5.72	54	311	0.00%	40.7%
12/31/2019	3.81	352	1,341	0.50%	31.8%	12/31/2019	3.94	0	0	0.25%	32.1%	12/31/2019	4.07	94	384	0.00%	32.5%
12/31/2018	2.89	376	1,086	0.50%	-1.8%	12/31/2018	2.98	0	0	0.25%	-1.6%	12/31/2018	3.07	94	287	0.00%	-1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Alger Large Cap Growth Portfolio I-2 Class - 06-500

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$28,782,672	$37,174,967	611,770
Receivables: investments sold	1,146
Payables: investments purchased	-
Net assets	$28,783,818

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$28,783,818	3,911,298	$7.36
Band 100	-	-	7.72
Band 75	-	-	8.10
Band 50	-	-	8.50
Band 25	-	-	8.92
Band 0	-	-	10.41
Total	$28,783,818	3,911,298

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(450,451)
Net investment income (loss)			(450,451)

Gain (loss) on investments:
Net realized gain (loss)			375,269
Realized gain distributions			1,614,026
Net change in unrealized appreciation (depreciation)			(21,378,769)
Net gain (loss)			(19,389,474)

Increase (decrease) in net assets from operations			$(19,839,925)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(450,451)	$(673,894)
Net realized gain (loss)		375,269	3,534,529
Realized gain distributions		1,614,026	11,681,418
Net change in unrealized appreciation (depreciation)		(21,378,769)	(9,187,568)

Increase (decrease) in net assets from operations		(19,839,925)	5,354,485

Contract owner transactions:
Proceeds from units sold		815,345	1,523,205
Cost of units redeemed		(4,035,125)	(6,715,389)
Account charges		(4,008)	(4,763)
Increase (decrease)		(3,223,788)	(5,196,947)
Net increase (decrease)		(23,063,713)	157,538
Net assets, beginning		51,847,531	51,689,993
Net assets, ending		$28,783,818	$51,847,531

Units sold		117,097	141,747
Units redeemed		(474,122)	(573,566)
Net increase (decrease)		(357,025)	(431,819)
Units outstanding, beginning		4,268,323	4,700,142
Units outstanding, ending		3,911,298	4,268,323

* Date of Fund Inception into Variable Account: 4 /28 /1995
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$337,555,337
Cost of units redeemed/account charges			(357,168,774)
Net investment income (loss)			8,048,193
Net realized gain (loss)			(78,699)
Realized gain distributions			48,820,056
Net change in unrealized appreciation (depreciation)			(8,392,295)
Net assets			$28,783,818

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$7.36	3,911	$28,784	1.25%	-39.4%	12/31/2022	$7.72	0	$0	1.00%	-39.3%	12/31/2022	$8.10	0	$0	0.75%	-39.1%
12/31/2021	12.15	4,268	51,848	1.25%	10.5%	12/31/2021	12.71	0	0	1.00%	10.7%	12/31/2021	13.31	0	0	0.75%	11.0%
12/31/2020	11.00	4,700	51,690	1.25%	65.0%	12/31/2020	11.48	0	0	1.00%	65.4%	12/31/2020	11.99	0	0	0.75%	65.8%
12/31/2019	6.67	5,100	34,003	1.25%	25.8%	12/31/2019	6.94	0	0	1.00%	26.2%	12/31/2019	7.23	0	0	0.75%	26.5%
12/31/2018	5.30	5,584	29,583	1.25%	0.9%	12/31/2018	5.50	0	0	1.00%	1.2%	12/31/2018	5.72	0	0	0.75%	1.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$8.50	0	$0	0.50%	-39.0%	12/31/2022	$8.92	0	$0	0.25%	-38.8%	12/31/2022	$10.41	0	$0	0.00%	-38.7%
12/31/2021	13.93	0	0	0.50%	11.3%	12/31/2021	14.58	0	0	0.25%	11.6%	12/31/2021	16.97	0	0	0.00%	11.8%
12/31/2020	12.52	0	0	0.50%	66.2%	12/31/2020	13.07	0	0	0.25%	66.6%	12/31/2020	15.17	0	0	0.00%	67.0%
12/31/2019	7.53	0	0	0.50%	26.8%	12/31/2019	7.84	0	0	0.25%	27.1%	12/31/2019	9.08	0	0	0.00%	27.4%
12/31/2018	5.94	0	0	0.50%	1.7%	12/31/2018	6.17	0	0	0.25%	2.0%	12/31/2018	7.13	0	0	0.00%	2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.2%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Alger Small Cap Growth Institutional Fund I Class - 06-197

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,133,552	$5,932,571	223,821
Receivables: investments sold	6,663
Payables: investments purchased	-
Net assets	$3,140,215

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,140,215	1,339,793	$2.34
Band 100	-	-	2.44
Band 75	-	-	2.54
Band 50	-	-	2.65
Band 25	-	-	2.76
Band 0	-	-	2.87
Total	$3,140,215	1,339,793

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(50,994)
Net investment income (loss)			(50,994)

Gain (loss) on investments:
Net realized gain (loss)			(760,344)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,410,526)
Net gain (loss)			(2,170,870)

Increase (decrease) in net assets from operations			$(2,221,864)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(50,994)	$(41,083)
Net realized gain (loss)		(760,344)	96,962
Realized gain distributions		-	1,105,573
Net change in unrealized appreciation (depreciation)		(1,410,526)	(1,577,658)

Increase (decrease) in net assets from operations		(2,221,864)	(416,206)

Contract owner transactions:
Proceeds from units sold		504,124	5,895,330
Cost of units redeemed		(974,078)	(220,567)
Account charges		(878)	(625)
Increase (decrease)		(470,832)	5,674,138
Net increase (decrease)		(2,692,696)	5,257,932
Net assets, beginning		5,832,911	574,979
Net assets, ending		$3,140,215	$5,832,911

Units sold		178,557	1,440,534
Units redeemed		(358,456)	(61,494)
Net increase (decrease)		(179,899)	1,379,040
Units outstanding, beginning		1,519,692	140,652
Units outstanding, ending		1,339,793	1,519,692

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$16,752,593
Cost of units redeemed/account charges			(14,842,803)
Net investment income (loss)			(482,337)
Net realized gain (loss)			646,540
Realized gain distributions			3,865,241
Net change in unrealized appreciation (depreciation)			(2,799,019)
Net assets			$3,140,215

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.34	1,340	$3,140	1.25%	-38.9%	12/31/2022	$2.44	0	$0	1.00%	-38.8%	12/31/2022	$2.54	0	$0	0.75%	-38.6%
12/31/2021	3.84	1,520	5,833	1.25%	-6.1%	12/31/2021	3.99	0	0	1.00%	-5.9%	12/31/2021	4.14	0	0	0.75%	-5.6%
12/31/2020	4.09	141	575	1.25%	62.8%	12/31/2020	4.24	0	0	1.00%	63.2%	12/31/2020	4.39	0	0	0.75%	63.6%
12/31/2019	2.51	281	705	1.25%	28.2%	12/31/2019	2.59	0	0	1.00%	28.5%	12/31/2019	2.68	0	0	0.75%	28.8%
12/31/2018	1.96	260	508	1.25%	-1.2%	12/31/2018	2.02	0	0	1.00%	-1.0%	12/31/2018	2.08	0	0	0.75%	-0.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.65	0	$0	0.50%	-38.5%	12/31/2022	$2.76	0	$0	0.25%	-38.3%	12/31/2022	$2.87	0	$0	0.00%	-38.2%
12/31/2021	4.30	0	0	0.50%	-5.4%	12/31/2021	4.47	0	0	0.25%	-5.2%	12/31/2021	4.64	0	0	0.00%	-4.9%
12/31/2020	4.55	0	0	0.50%	64.1%	12/31/2020	4.71	0	0	0.25%	64.5%	12/31/2020	4.88	0	0	0.00%	64.9%
12/31/2019	2.77	0	0	0.50%	29.1%	12/31/2019	2.86	0	0	0.25%	29.5%	12/31/2019	2.96	0	0	0.00%	29.8%
12/31/2018	2.15	0	0	0.50%	-0.5%	12/31/2018	2.21	0	0	0.25%	-0.2%	12/31/2018	2.28	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.1%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Alger Small Cap Growth Institutional Fund R Class - 06-198

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$86,298	$111,374	8,854
Receivables: investments sold	30
Payables: investments purchased	-
Net assets	$86,328

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$86,328	39,824	$2.17
Band 100	-	-	2.26
Band 75	-	-	2.35
Band 50	-	-	2.45
Band 25	-	-	2.55
Band 0	-	-	2.65
Total	$86,328	39,824

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(906)
Net investment income (loss)			(906)

Gain (loss) on investments:
Net realized gain (loss)			(10,258)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(14,970)
Net gain (loss)			(25,228)

Increase (decrease) in net assets from operations			$(26,134)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(906)	$(977)
Net realized gain (loss)		(10,258)	29,240
Realized gain distributions		-	8,745
Net change in unrealized appreciation (depreciation)		(14,970)	(32,679)

Increase (decrease) in net assets from operations		(26,134)	4,329

Contract owner transactions:
Proceeds from units sold		86,001	61,135
Cost of units redeemed		(8,185)	(140,021)
Account charges		(7)	(3)
Increase (decrease)		77,809	(78,889)
Net increase (decrease)		51,675	(74,560)
Net assets, beginning		34,653	109,213
Net assets, ending		$86,328	$34,653

Units sold		33,694	16,491
Units redeemed		(3,594)	(35,403)
Net increase (decrease)		30,100	(18,912)
Units outstanding, beginning		9,724	28,636
Units outstanding, ending		39,824	9,724

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,529,618
Cost of units redeemed/account charges			(1,726,081)
Net investment income (loss)			(43,567)
Net realized gain (loss)			121,508
Realized gain distributions			229,926
Net change in unrealized appreciation (depreciation)			(25,076)
Net assets			$86,328

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.17	40	$86	1.25%	-39.2%	12/31/2022	$2.26	0	$0	1.00%	-39.0%	12/31/2022	$2.35	0	$0	0.75%	-38.9%
12/31/2021	3.56	10	35	1.25%	-6.6%	12/31/2021	3.70	0	0	1.00%	-6.3%	12/31/2021	3.85	0	0	0.75%	-6.1%
12/31/2020	3.81	29	109	1.25%	62.0%	12/31/2020	3.95	0	0	1.00%	62.4%	12/31/2020	4.09	0	0	0.75%	62.8%
12/31/2019	2.35	19	44	1.25%	27.5%	12/31/2019	2.43	0	0	1.00%	27.9%	12/31/2019	2.51	0	0	0.75%	28.2%
12/31/2018	1.85	18	33	1.25%	-1.7%	12/31/2018	1.90	0	0	1.00%	-1.4%	12/31/2018	1.96	0	0	0.75%	-1.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.45	0	$0	0.50%	-38.7%	12/31/2022	$2.55	0	$0	0.25%	-38.6%	12/31/2022	$2.65	0	$0	0.00%	-38.4%
12/31/2021	3.99	0	0	0.50%	-5.9%	12/31/2021	4.15	0	0	0.25%	-5.6%	12/31/2021	4.31	0	0	0.00%	-5.4%
12/31/2020	4.24	0	0	0.50%	63.2%	12/31/2020	4.40	0	0	0.25%	63.6%	12/31/2020	4.55	0	0	0.00%	64.1%
12/31/2019	2.60	0	0	0.50%	28.5%	12/31/2019	2.69	0	0	0.25%	28.8%	12/31/2019	2.78	0	0	0.00%	29.2%
12/31/2018	2.02	0	0	0.50%	-0.9%	12/31/2018	2.08	0	0	0.25%	-0.7%	12/31/2018	2.15	0	0	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Alger Capital Appreciation Fund Z Class - 06-CPH

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$593,598	$852,976	30,578
Receivables: investments sold	27,443
Payables: investments purchased	-
Net assets	$621,041

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$621,041	363,593	$1.71
Band 100	-	-	1.73
Band 75	-	-	1.76
Band 50	-	-	1.79
Band 25	-	-	1.81
Band 0	-	-	1.84
Total	$621,041	363,593

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(19,059)
Net investment income (loss)			(19,059)

Gain (loss) on investments:
Net realized gain (loss)			(196,667)
Realized gain distributions			23,467
Net change in unrealized appreciation (depreciation)			(564,330)
Net gain (loss)			(737,530)

Increase (decrease) in net assets from operations			$(756,589)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(19,059)	$(34,957)
Net realized gain (loss)		(196,667)	176,009
Realized gain distributions		23,467	486,885
Net change in unrealized appreciation (depreciation)		(564,330)	(202,403)

Increase (decrease) in net assets from operations		(756,589)	425,534

Contract owner transactions:
Proceeds from units sold		278,588	159,649
Cost of units redeemed		(1,579,069)	(567,946)
Account charges		(381)	(513)
Increase (decrease)		(1,300,862)	(408,810)
Net increase (decrease)		(2,057,451)	16,724
Net assets, beginning		2,678,492	2,661,768
Net assets, ending		$621,041	$2,678,492

Units sold		149,801	62,651
Units redeemed		(768,680)	(217,229)
Net increase (decrease)		(618,879)	(154,578)
Units outstanding, beginning		982,472	1,137,050
Units outstanding, ending		363,593	982,472

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$7,514,253
Cost of units redeemed/account charges			(8,441,141)
Net investment income (loss)			(186,591)
Net realized gain (loss)			458,366
Realized gain distributions			1,535,532
Net change in unrealized appreciation (depreciation)			(259,378)
Net assets			$621,041

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.71	364	$621	1.25%	-37.3%	12/31/2022	$1.73	0	$0	1.00%	-37.2%	12/31/2022	$1.76	0	$0	0.75%	-37.0%
12/31/2021	2.73	982	2,678	1.25%	16.5%	12/31/2021	2.76	0	0	1.00%	16.8%	12/31/2021	2.80	0	0	0.75%	17.0%
12/31/2020	2.34	1,137	2,662	1.25%	40.3%	12/31/2020	2.36	0	0	1.00%	40.7%	12/31/2020	2.39	0	0	0.75%	41.0%
12/31/2019	1.67	1,273	2,123	1.25%	32.0%	12/31/2019	1.68	0	0	1.00%	32.3%	12/31/2019	1.69	0	0	0.75%	32.6%
12/31/2018	1.26	2,509	3,172	1.25%	-1.9%	12/31/2018	1.27	0	0	1.00%	-1.7%	12/31/2018	1.28	0	0	0.75%	-1.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.79	0	$0	0.50%	-36.9%	12/31/2022	$1.81	0	$0	0.25%	-36.7%	12/31/2022	$1.84	0	$0	0.00%	-36.6%
12/31/2021	2.83	0	0	0.50%	17.3%	12/31/2021	2.87	0	0	0.25%	17.6%	12/31/2021	2.90	0	0	0.00%	17.9%
12/31/2020	2.41	0	0	0.50%	41.4%	12/31/2020	2.44	0	0	0.25%	41.7%	12/31/2020	2.46	0	0	0.00%	42.1%
12/31/2019	1.71	0	0	0.50%	33.0%	12/31/2019	1.72	0	0	0.25%	33.3%	12/31/2019	1.73	0	0	0.00%	33.6%
12/31/2018	1.28	0	0	0.50%	-1.2%	12/31/2018	1.29	0	0	0.25%	-0.9%	12/31/2018	1.30	0	0	0.00%	-0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Alger Capital Appreciation Institutional Fund Y Class - 06-3GX

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,408,355	$11,450,769	363,879
Receivables: investments sold	45,232
Payables: investments purchased	-
Net assets	$9,453,587

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,453,587	8,100,260	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.21
Band 25	-	-	1.22
Band 0	-	-	1.23
Total	$9,453,587	8,100,260

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(68,920)
Net investment income (loss)			(68,920)

Gain (loss) on investments:
Net realized gain (loss)			(318,307)
Realized gain distributions			341,178
Net change in unrealized appreciation (depreciation)			(2,033,946)
Net gain (loss)			(2,011,075)

Increase (decrease) in net assets from operations			$(2,079,995)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(68,920)	$(53,009)
Net realized gain (loss)		(318,307)	125,296
Realized gain distributions		341,178	735,500
Net change in unrealized appreciation (depreciation)		(2,033,946)	(143,838)

Increase (decrease) in net assets from operations		(2,079,995)	663,949

Contract owner transactions:
Proceeds from units sold		7,821,703	3,519,054
Cost of units redeemed		(931,482)	(621,731)
Account charges		(9,272)	(1,398)
Increase (decrease)		6,880,949	2,895,925
Net increase (decrease)		4,800,954	3,559,874
Net assets, beginning		4,652,633	1,092,759
Net assets, ending		$9,453,587	$4,652,633

Units sold		6,369,483	2,175,585
Units redeemed		(768,827)	(362,049)
Net increase (decrease)		5,600,656	1,813,536
Units outstanding, beginning		2,499,604	686,068
Units outstanding, ending		8,100,260	2,499,604

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$12,929,758
Cost of units redeemed/account charges			(2,469,910)
Net investment income (loss)			(139,778)
Net realized gain (loss)			(147,016)
Realized gain distributions			1,322,947
Net change in unrealized appreciation (depreciation)			(2,042,414)
Net assets			$9,453,587

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.17	8,100	$9,454	1.25%	-37.3%	12/31/2022	$1.18	0	$0	1.00%	-37.1%	12/31/2022	$1.19	0	$0	0.75%	-37.0%
12/31/2021	1.86	2,500	4,653	1.25%	16.9%	12/31/2021	1.88	0	0	1.00%	17.2%	12/31/2021	1.89	0	0	0.75%	17.4%
12/31/2020	1.59	686	1,093	1.25%	40.1%	12/31/2020	1.60	0	0	1.00%	40.4%	12/31/2020	1.61	0	0	0.75%	40.8%
12/31/2019	1.14	794	902	1.25%	32.0%	12/31/2019	1.14	0	0	1.00%	32.3%	12/31/2019	1.15	0	0	0.75%	32.7%
12/31/2018	0.86	0	0	1.25%	-13.9%	12/31/2018	0.86	0	0	1.00%	-13.8%	12/31/2018	0.86	0	0	0.75%	-13.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.21	0	$0	0.50%	-36.8%	12/31/2022	$1.22	0	$0	0.25%	-36.7%	12/31/2022	$1.23	0	$0	0.00%	-36.5%
12/31/2021	1.91	0	0	0.50%	17.7%	12/31/2021	1.93	0	0	0.25%	18.0%	12/31/2021	1.94	0	0	0.00%	18.3%
12/31/2020	1.62	0	0	0.50%	41.1%	12/31/2020	1.63	0	0	0.25%	41.5%	12/31/2020	1.64	0	0	0.00%	41.9%
12/31/2019	1.15	0	0	0.50%	33.0%	12/31/2019	1.15	0	0	0.25%	33.3%	12/31/2019	1.16	0	0	0.00%	33.7%
12/31/2018	0.86	0	0	0.50%	-13.6%	12/31/2018	0.87	0	0	0.25%	-13.5%	12/31/2018	0.87	0	0	0.00%	-13.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Alger Small Cap Focus Fund Y Class - 06-3GY

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$338,597	$372,115	20,737
Receivables: investments sold	6,061
Payables: investments purchased	-
Net assets	$344,658

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$344,658	402,788	$0.86
Band 100	-	-	0.87
Band 75	-	-	0.87
Band 50	-	-	0.88
Band 25	-	-	0.89
Band 0	-	-	0.90
Total	$344,658	402,788

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,740)
Net investment income (loss)			(2,740)

Gain (loss) on investments:
Net realized gain (loss)			(82,238)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(27,696)
Net gain (loss)			(109,934)

Increase (decrease) in net assets from operations			$(112,674)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,740)	$(6,243)
Net realized gain (loss)		(82,238)	119,650
Realized gain distributions		-	19,584
Net change in unrealized appreciation (depreciation)		(27,696)	(200,292)

Increase (decrease) in net assets from operations		(112,674)	(67,301)

Contract owner transactions:
Proceeds from units sold		355,234	55,451
Cost of units redeemed		(165,628)	(635,792)
Account charges		(82)	(3)
Increase (decrease)		189,524	(580,344)
Net increase (decrease)		76,850	(647,645)
Net assets, beginning		267,808	915,453
Net assets, ending		$344,658	$267,808

Units sold		388,373	33,785
Units redeemed		(178,997)	(402,204)
Net increase (decrease)		209,376	(368,419)
Units outstanding, beginning		193,412	561,831
Units outstanding, ending		402,788	193,412

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,214,868
Cost of units redeemed/account charges			(888,709)
Net investment income (loss)			(13,863)
Net realized gain (loss)			46,296
Realized gain distributions			19,584
Net change in unrealized appreciation (depreciation)			(33,518)
Net assets			$344,658

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.86	403	$345	1.25%	-38.2%	12/31/2022	$0.87	0	$0	1.00%	-38.0%	12/31/2022	$0.87	0	$0	0.75%	-37.9%
12/31/2021	1.38	193	268	1.25%	-15.0%	12/31/2021	1.40	0	0	1.00%	-14.8%	12/31/2021	1.41	0	0	0.75%	-14.6%
12/31/2020	1.63	562	915	1.25%	51.8%	12/31/2020	1.64	0	0	1.00%	52.2%	12/31/2020	1.65	0	0	0.75%	52.6%
12/31/2019	1.07	84	90	1.25%	23.0%	12/31/2019	1.08	0	0	1.00%	23.3%	12/31/2019	1.08	0	0	0.75%	23.7%
12/31/2018	0.87	0	0	1.25%	-12.8%	12/31/2018	0.87	0	0	1.00%	-12.7%	12/31/2018	0.87	0	0	0.75%	-12.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.88	0	$0	0.50%	-37.7%	12/31/2022	$0.89	0	$0	0.25%	-37.6%	12/31/2022	$0.90	0	$0	0.00%	-37.4%
12/31/2021	1.42	0	0	0.50%	-14.4%	12/31/2021	1.43	0	0	0.25%	-14.2%	12/31/2021	1.45	0	0	0.00%	-14.0%
12/31/2020	1.66	0	0	0.50%	53.0%	12/31/2020	1.67	0	0	0.25%	53.4%	12/31/2020	1.68	0	0	0.00%	53.8%
12/31/2019	1.08	0	0	0.50%	24.0%	12/31/2019	1.09	0	0	0.25%	24.3%	12/31/2019	1.09	0	0	0.00%	24.6%
12/31/2018	0.87	0	0	0.50%	-12.5%	12/31/2018	0.88	0	0	0.25%	-12.4%	12/31/2018	0.88	0	0	0.00%	-12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Alger Small Cap Focus Fund Z Class - 06-3MP

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$136,412	$183,847	8,233
Receivables: investments sold	426
Payables: investments purchased	-
Net assets	$136,838

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$136,838	158,924	$0.86
Band 100	-	-	0.87
Band 75	-	-	0.88
Band 50	-	-	0.89
Band 25	-	-	0.90
Band 0	-	-	0.91
Total	$136,838	158,924

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,925)
Net investment income (loss)			(1,925)

Gain (loss) on investments:
Net realized gain (loss)			(9,081)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(69,112)
Net gain (loss)			(78,193)

Increase (decrease) in net assets from operations			$(80,118)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,925)	$(3,124)
Net realized gain (loss)		(9,081)	9,836
Realized gain distributions		-	13,802
Net change in unrealized appreciation (depreciation)		(69,112)	(60,226)

Increase (decrease) in net assets from operations		(80,118)	(39,712)

Contract owner transactions:
Proceeds from units sold		37,978	33,698
Cost of units redeemed		(40,790)	(29,714)
Account charges		(21)	(31)
Increase (decrease)		(2,833)	3,953
Net increase (decrease)		(82,951)	(35,759)
Net assets, beginning		219,789	255,548
Net assets, ending		$136,838	$219,789

Units sold		41,170	20,389
Units redeemed		(39,991)	(18,554)
Net increase (decrease)		1,179	1,835
Units outstanding, beginning		157,745	155,910
Units outstanding, ending		158,924	157,745

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$320,296
Cost of units redeemed/account charges			(140,983)
Net investment income (loss)			(6,644)
Net realized gain (loss)			(4,257)
Realized gain distributions			15,861
Net change in unrealized appreciation (depreciation)			(47,435)
Net assets			$136,838

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.86	159	$137	1.25%	-38.2%	12/31/2022	$0.87	0	$0	1.00%	-38.0%	12/31/2022	$0.88	0	$0	0.75%	-37.9%
12/31/2021	1.39	158	220	1.25%	-15.0%	12/31/2021	1.40	0	0	1.00%	-14.8%	12/31/2021	1.42	0	0	0.75%	-14.6%
12/31/2020	1.64	156	256	1.25%	51.9%	12/31/2020	1.65	0	0	1.00%	52.2%	12/31/2020	1.66	0	0	0.75%	52.6%
12/31/2019	1.08	148	159	1.25%	23.0%	12/31/2019	1.08	0	0	1.00%	23.3%	12/31/2019	1.09	0	0	0.75%	23.6%
12/31/2018	0.88	0	0	1.25%	-12.2%	12/31/2018	0.88	0	0	1.00%	-12.2%	12/31/2018	0.88	0	0	0.75%	-12.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.89	0	$0	0.50%	-37.7%	12/31/2022	$0.90	0	$0	0.25%	-37.6%	12/31/2022	$0.91	0	$0	0.00%	-37.4%
12/31/2021	1.43	0	0	0.50%	-14.4%	12/31/2021	1.44	0	0	0.25%	-14.1%	12/31/2021	1.45	0	0	0.00%	-13.9%
12/31/2020	1.67	0	0	0.50%	53.0%	12/31/2020	1.68	0	0	0.25%	53.4%	12/31/2020	1.68	0	0	0.00%	53.8%
12/31/2019	1.09	0	0	0.50%	23.9%	12/31/2019	1.09	0	0	0.25%	24.2%	12/31/2019	1.10	0	0	0.00%	24.5%
12/31/2018	0.88	0	0	0.50%	-12.1%	12/31/2018	0.88	0	0	0.25%	-12.1%	12/31/2018	0.88	0	0	0.00%	-12.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	2.2%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AMG GW&K Small Mid Cap Inst Class - 06-4TG

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,784	$12,345	715
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$10,787

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,787	11,488	$0.94
Band 100	-	-	0.94
Band 75	-	-	0.95
Band 50	-	-	0.95
Band 25	-	-	0.96
Band 0	-	-	0.96
Total	$10,787	11,488

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$27
Mortality & expense charges			(140)
Net investment income (loss)			(113)

Gain (loss) on investments:
Net realized gain (loss)			(7)
Realized gain distributions			409
Net change in unrealized appreciation (depreciation)			(2,817)
Net gain (loss)			(2,415)

Increase (decrease) in net assets from operations			$(2,528)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(113)	$(129)
Net realized gain (loss)		(7)	10
Realized gain distributions		409	685
Net change in unrealized appreciation (depreciation)		(2,817)	1,256

Increase (decrease) in net assets from operations		(2,528)	1,822

Contract owner transactions:
Proceeds from units sold		46	11,447
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		46	11,447
Net increase (decrease)		(2,482)	13,269
Net assets, beginning		13,269	-
Net assets, ending		$10,787	$13,269

Units sold		46	11,442
Units redeemed		-	-
Net increase (decrease)		46	11,442
Units outstanding, beginning		11,442	-
Units outstanding, ending		11,488	11,442

* Date of Fund Inception into Variable Account: 2 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$11,493
Cost of units redeemed/account charges			-
Net investment income (loss)			(242)
Net realized gain (loss)			3
Realized gain distributions			1,094
Net change in unrealized appreciation (depreciation)			(1,561)
Net assets			$10,787

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.94	11	$11	1.25%	-19.0%	12/31/2022	$0.94	0	$0	1.00%	-18.8%	12/31/2022	$0.95	0	$0	0.75%	-18.6%
12/31/2021	1.16	11	13	1.25%	16.0%	12/31/2021	1.16	0	0	1.00%	16.2%	12/31/2021	1.16	0	0	0.75%	16.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.95	0	$0	0.50%	-18.4%	12/31/2022	$0.96	0	$0	0.25%	-18.2%	12/31/2022	$0.96	0	$0	0.00%	-18.0%
12/31/2021	1.17	0	0	0.50%	16.7%	12/31/2021	1.17	0	0	0.25%	17.0%	12/31/2021	1.17	0	0	0.00%	17.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.2%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AMG GW&K Small Mid Cap N Class - 06-4TH

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$1	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.94
Band 100	-	-	0.94
Band 75	-	-	0.94
Band 50	-	-	0.95
Band 25	-	-	0.95
Band 0	-	-	0.96
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			(3)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(6)
Net gain (loss)			(9)

Increase (decrease) in net assets from operations			$(9)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		(3)	-
Realized gain distributions		-	2
Net change in unrealized appreciation (depreciation)		(6)	5

Increase (decrease) in net assets from operations		(9)	7

Contract owner transactions:
Proceeds from units sold		-	43
Cost of units redeemed		(41)	-
Account charges		-	-
Increase (decrease)		(41)	43
Net increase (decrease)		(50)	50
Net assets, beginning		50	-
Net assets, ending		$-	$50

Units sold		-	43
Units redeemed		(43)	-
Net increase (decrease)		(43)	43
Units outstanding, beginning		43	-
Units outstanding, ending		-	43

* Date of Fund Inception into Variable Account: 2 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$43
Cost of units redeemed/account charges			(41)
Net investment income (loss)			-
Net realized gain (loss)			(3)
Realized gain distributions			2
Net change in unrealized appreciation (depreciation)			(1)
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.94	0	$0	1.25%	-19.2%	12/31/2022	$0.94	0	$0	1.00%	-19.0%	12/31/2022	$0.94	0	$0	0.75%	-18.8%
12/31/2021	1.16	0	0	1.25%	15.8%	12/31/2021	1.16	0	0	1.00%	16.0%	12/31/2021	1.16	0	0	0.75%	16.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.95	0	$0	0.50%	-18.6%	12/31/2022	$0.95	0	$0	0.25%	-18.4%	12/31/2022	$0.96	0	$0	0.00%	-18.2%
12/31/2021	1.17	0	0	0.50%	16.5%	12/31/2021	1.17	0	0	0.25%	16.8%	12/31/2021	1.17	0	0	0.00%	17.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AMG Renaissance Large Cap Growth Fund N Class - 06-FXW

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$75,587	$73,749	5,279
Receivables: investments sold	-
Payables: investments purchased	(197)
Net assets	$75,390

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$34,276	20,256	$1.69
Band 100	41,114	23,969	1.72
Band 75	-	-	1.74
Band 50	-	-	1.76
Band 25	-	-	1.79
Band 0	-	-	1.81
Total	$75,390	44,225

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$118
Mortality & expense charges			(812)
Net investment income (loss)			(694)

Gain (loss) on investments:
Net realized gain (loss)			4,676
Realized gain distributions			4,828
Net change in unrealized appreciation (depreciation)			(20,193)
Net gain (loss)			(10,689)

Increase (decrease) in net assets from operations			$(11,383)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(694)	$(872)
Net realized gain (loss)		4,676	942
Realized gain distributions		4,828	5,788
Net change in unrealized appreciation (depreciation)		(20,193)	11,764

Increase (decrease) in net assets from operations		(11,383)	17,622

Contract owner transactions:
Proceeds from units sold		42,272	102
Cost of units redeemed		(33,836)	(2,760)
Account charges		(12)	(12)
Increase (decrease)		8,424	(2,670)
Net increase (decrease)		(2,959)	14,952
Net assets, beginning		78,349	63,397
Net assets, ending		$75,390	$78,349

Units sold		26,817	56
Units redeemed		(20,511)	(1,539)
Net increase (decrease)		6,306	(1,483)
Units outstanding, beginning		37,919	39,402
Units outstanding, ending		44,225	37,919

* Date of Fund Inception into Variable Account: 7 /21 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$91,225
Cost of units redeemed/account charges			(47,457)
Net investment income (loss)			(2,871)
Net realized gain (loss)			5,758
Realized gain distributions			26,897
Net change in unrealized appreciation (depreciation)			1,838
Net assets			$75,390

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.69	20	$34	1.25%	-18.1%	12/31/2022	$1.72	24	$41	1.00%	-17.9%	12/31/2022	$1.74	0	$0	0.75%	-17.7%
12/31/2021	2.07	37	75	1.25%	28.4%	12/31/2021	2.09	1	3	1.00%	28.7%	12/31/2021	2.11	0	0	0.75%	29.0%
12/31/2020	1.61	38	61	1.25%	22.0%	12/31/2020	1.62	1	2	1.00%	22.3%	12/31/2020	1.64	0	0	0.75%	22.6%
12/31/2019	1.32	38	50	1.25%	33.5%	12/31/2019	1.33	3	4	1.00%	33.8%	12/31/2019	1.33	0	0	0.75%	34.2%
12/31/2018	0.99	40	40	1.25%	-8.4%	12/31/2018	0.99	3	3	1.00%	-8.2%	12/31/2018	0.99	0	0	0.75%	-7.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.76	0	$0	0.50%	-17.5%	12/31/2022	$1.79	0	$0	0.25%	-17.3%	12/31/2022	$1.81	0	$0	0.00%	-17.0%
12/31/2021	2.14	0	0	0.50%	29.4%	12/31/2021	2.16	0	0	0.25%	29.7%	12/31/2021	2.18	0	0	0.00%	30.0%
12/31/2020	1.65	0	0	0.50%	22.9%	12/31/2020	1.66	0	0	0.25%	23.2%	12/31/2020	1.68	0	0	0.00%	23.5%
12/31/2019	1.34	0	0	0.50%	34.5%	12/31/2019	1.35	0	0	0.25%	34.8%	12/31/2019	1.36	0	0	0.00%	35.2%
12/31/2018	1.00	0	0	0.50%	-7.7%	12/31/2018	1.00	0	0	0.25%	-7.5%	12/31/2018	1.01	0	0	0.00%	-7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.2%
2021	0.0%
2020	0.1%
2019	0.6%
2018	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AMG Times Square Mid Cap Growth Z Inst Class - 06-6C4 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.91
Band 100	-	-	0.91
Band 75	-	-	0.92
Band 50	-	-	0.92
Band 25	-	-	0.92
Band 0	-	-	0.92
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /27 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.91	0	$0	1.25%	-8.9%	12/31/2022	$0.91	0	$0	1.00%	-8.6%	12/31/2022	$0.92	0	$0	0.75%	-8.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.92	0	$0	0.50%	-8.2%	12/31/2022	$0.92	0	$0	0.25%	-8.0%	12/31/2022	$0.92	0	$0	0.00%	-7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus NFJ Mid-Cap Value Fund Administrative Class - 06-765

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$547,990	$704,078	22,457
Receivables: investments sold	-
Payables: investments purchased	(2,493)
Net assets	$545,497

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$486,100	154,263	$3.15
Band 100	-	-	3.31
Band 75	-	-	3.47
Band 50	-	-	3.64
Band 25	-	-	3.82
Band 0	59,397	14,573	4.08
Total	$545,497	168,836

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$7,449
Mortality & expense charges			(7,831)
Net investment income (loss)			(382)

Gain (loss) on investments:
Net realized gain (loss)			(4,529)
Realized gain distributions			113,294
Net change in unrealized appreciation (depreciation)			(231,679)
Net gain (loss)			(122,914)

Increase (decrease) in net assets from operations			$(123,296)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(382)	$(3,715)
Net realized gain (loss)		(4,529)	21,228
Realized gain distributions		113,294	85,517
Net change in unrealized appreciation (depreciation)		(231,679)	67,782

Increase (decrease) in net assets from operations		(123,296)	170,812

Contract owner transactions:
Proceeds from units sold		44,650	170,116
Cost of units redeemed		(254,007)	(155,090)
Account charges		(261)	(663)
Increase (decrease)		(209,618)	14,363
Net increase (decrease)		(332,914)	185,175
Net assets, beginning		878,411	693,236
Net assets, ending		$545,497	$878,411

Units sold		12,859	49,853
Units redeemed		(80,514)	(46,136)
Net increase (decrease)		(67,655)	3,717
Units outstanding, beginning		236,491	232,774
Units outstanding, ending		168,836	236,491

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$8,884,997
Cost of units redeemed/account charges			(9,750,758)
Net investment income (loss)			(216,235)
Net realized gain (loss)			(930,089)
Realized gain distributions			2,713,670
Net change in unrealized appreciation (depreciation)			(156,088)
Net assets			$545,497

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.15	154	$486	1.25%	-14.0%	12/31/2022	$3.31	0	$0	1.00%	-13.8%	12/31/2022	$3.47	0	$0	0.75%	-13.6%
12/31/2021	3.66	225	824	1.25%	24.5%	12/31/2021	3.84	0	0	1.00%	24.8%	12/31/2021	4.01	0	0	0.75%	25.1%
12/31/2020	2.94	223	656	1.25%	-0.2%	12/31/2020	3.07	0	0	1.00%	0.1%	12/31/2020	3.21	0	0	0.75%	0.4%
12/31/2019	2.95	271	798	1.25%	27.4%	12/31/2019	3.07	0	0	1.00%	27.8%	12/31/2019	3.20	0	0	0.75%	28.1%
12/31/2018	2.31	244	564	1.25%	-17.2%	12/31/2018	2.40	0	0	1.00%	-17.0%	12/31/2018	2.50	0	0	0.75%	-16.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.64	0	$0	0.50%	-13.4%	12/31/2022	$3.82	0	$0	0.25%	-13.2%	12/31/2022	$4.08	15	$59	0.00%	-12.9%
12/31/2021	4.20	0	0	0.50%	25.4%	12/31/2021	4.40	0	0	0.25%	25.7%	12/31/2021	4.68	12	54	0.00%	26.0%
12/31/2020	3.35	0	0	0.50%	0.6%	12/31/2020	3.50	0	0	0.25%	0.9%	12/31/2020	3.71	10	37	0.00%	1.1%
12/31/2019	3.33	0	0	0.50%	28.4%	12/31/2019	3.47	0	0	0.25%	28.7%	12/31/2019	3.67	8	29	0.00%	29.0%
12/31/2018	2.59	0	0	0.50%	-16.6%	12/31/2018	2.70	0	0	0.25%	-16.4%	12/31/2018	2.85	5	14	0.00%	-16.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.0%
2021	0.7%
2020	0.8%
2019	1.3%
2018	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus NFJ Small-Cap Value Fund Administrative Class - 06-231

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$605,753	$781,634	56,283
Receivables: investments sold	417
Payables: investments purchased	-
Net assets	$606,170

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$606,170	352,590	$1.72
Band 100	-	-	1.79
Band 75	-	-	1.86
Band 50	-	-	1.93
Band 25	-	-	2.01
Band 0	-	-	2.09
Total	$606,170	352,590

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$6,084
Mortality & expense charges			(53,944)
Net investment income (loss)			(47,860)

Gain (loss) on investments:
Net realized gain (loss)			(2,496,866)
Realized gain distributions			92,280
Net change in unrealized appreciation (depreciation)			1,055,949
Net gain (loss)			(1,348,637)

Increase (decrease) in net assets from operations			$(1,396,497)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(47,860)	$(759)
Net realized gain (loss)		(2,496,866)	(124,893)
Realized gain distributions		92,280	431,422
Net change in unrealized appreciation (depreciation)		1,055,949	886,268

Increase (decrease) in net assets from operations		(1,396,497)	1,192,038

Contract owner transactions:
Proceeds from units sold		254,225	508,536
Cost of units redeemed		(4,575,723)	(590,495)
Account charges		(346)	(323)
Increase (decrease)		(4,321,844)	(82,282)
Net increase (decrease)		(5,718,341)	1,109,756
Net assets, beginning		6,324,511	5,214,755
Net assets, ending		$606,170	$6,324,511

Units sold		146,805	265,742
Units redeemed		(2,840,026)	(304,238)
Net increase (decrease)		(2,693,221)	(38,496)
Units outstanding, beginning		3,045,811	3,084,307
Units outstanding, ending		352,590	3,045,811

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$50,371,509
Cost of units redeemed/account charges			(61,945,051)
Net investment income (loss)			1,172,562
Net realized gain (loss)			(4,867,908)
Realized gain distributions			16,050,939
Net change in unrealized appreciation (depreciation)			(175,881)
Net assets			$606,170

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.72	353	$606	1.25%	-17.2%	12/31/2022	$1.79	0	$0	1.00%	-17.0%	12/31/2022	$1.86	0	$0	0.75%	-16.8%
12/31/2021	2.08	3,046	6,325	1.25%	22.8%	12/31/2021	2.15	0	0	1.00%	23.1%	12/31/2021	2.23	0	0	0.75%	23.4%
12/31/2020	1.69	3,084	5,215	1.25%	-5.7%	12/31/2020	1.75	0	0	1.00%	-5.4%	12/31/2020	1.81	0	0	0.75%	-5.2%
12/31/2019	1.79	3,378	6,054	1.25%	22.9%	12/31/2019	1.85	0	0	1.00%	23.2%	12/31/2019	1.91	0	0	0.75%	23.5%
12/31/2018	1.46	3,707	5,407	1.25%	-20.3%	12/31/2018	1.50	0	0	1.00%	-20.1%	12/31/2018	1.55	0	0	0.75%	-19.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.93	0	$0	0.50%	-16.6%	12/31/2022	$2.01	0	$0	0.25%	-16.4%	12/31/2022	$2.09	0	$0	0.00%	-16.2%
12/31/2021	2.32	0	0	0.50%	23.7%	12/31/2021	2.40	0	0	0.25%	24.0%	12/31/2021	2.49	0	0	0.00%	24.4%
12/31/2020	1.87	0	0	0.50%	-5.0%	12/31/2020	1.94	0	0	0.25%	-4.7%	12/31/2020	2.00	0	0	0.00%	-4.5%
12/31/2019	1.97	0	0	0.50%	23.8%	12/31/2019	2.03	0	0	0.25%	24.1%	12/31/2019	2.10	0	0	0.00%	24.4%
12/31/2018	1.59	0	0	0.50%	-19.7%	12/31/2018	1.64	0	0	0.25%	-19.5%	12/31/2018	1.69	0	0	0.00%	-19.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.2%
2021	1.3%
2020	1.4%
2019	0.6%
2018	3.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO High Yield Fund Admin Class - 06-760

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$779,929	$901,085	103,447
Receivables: investments sold	-
Payables: investments purchased	(3,038)
Net assets	$776,891

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$776,891	312,476	$2.49
Band 100	-	-	2.61
Band 75	-	-	2.74
Band 50	-	-	2.87
Band 25	-	-	3.01
Band 0	-	-	3.22
Total	$776,891	312,476

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$55,924
Mortality & expense charges			(14,757)
Net investment income (loss)			41,167

Gain (loss) on investments:
Net realized gain (loss)			(99,155)
Realized gain distributions			15,197
Net change in unrealized appreciation (depreciation)			(141,610)
Net gain (loss)			(225,568)

Increase (decrease) in net assets from operations			$(184,401)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$41,167	$58,089
Net realized gain (loss)		(99,155)	30,839
Realized gain distributions		15,197	-
Net change in unrealized appreciation (depreciation)		(141,610)	(45,119)

Increase (decrease) in net assets from operations		(184,401)	43,809

Contract owner transactions:
Proceeds from units sold		190,584	859,812
Cost of units redeemed		(938,349)	(1,290,463)
Account charges		(285)	(616)
Increase (decrease)		(748,050)	(431,267)
Net increase (decrease)		(932,451)	(387,458)
Net assets, beginning		1,709,342	2,096,800
Net assets, ending		$776,891	$1,709,342

Units sold		74,372	310,213
Units redeemed		(366,057)	(465,698)
Net increase (decrease)		(291,685)	(155,485)
Units outstanding, beginning		604,161	759,646
Units outstanding, ending		312,476	604,161

* Date of Fund Inception into Variable Account: 6 /1 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$20,129,053
Cost of units redeemed/account charges			(22,147,478)
Net investment income (loss)			3,568,531
Net realized gain (loss)			(888,250)
Realized gain distributions			236,191
Net change in unrealized appreciation (depreciation)			(121,156)
Net assets			$776,891

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.49	312	$777	1.25%	-12.1%	12/31/2022	$2.61	0	$0	1.00%	-11.9%	12/31/2022	$2.74	0	$0	0.75%	-11.7%
12/31/2021	2.83	604	1,709	1.25%	2.5%	12/31/2021	2.96	0	0	1.00%	2.8%	12/31/2021	3.10	0	0	0.75%	3.0%
12/31/2020	2.76	760	2,097	1.25%	3.9%	12/31/2020	2.88	0	0	1.00%	4.1%	12/31/2020	3.01	0	0	0.75%	4.4%
12/31/2019	2.66	689	1,831	1.25%	13.3%	12/31/2019	2.77	0	0	1.00%	13.5%	12/31/2019	2.88	0	0	0.75%	13.8%
12/31/2018	2.35	880	2,065	1.25%	-4.0%	12/31/2018	2.44	0	0	1.00%	-3.7%	12/31/2018	2.53	0	0	0.75%	-3.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.87	0	$0	0.50%	-11.5%	12/31/2022	$3.01	0	$0	0.25%	-11.2%	12/31/2022	$3.22	0	$0	0.00%	-11.0%
12/31/2021	3.24	0	0	0.50%	3.3%	12/31/2021	3.40	0	0	0.25%	3.5%	12/31/2021	3.61	0	0	0.00%	3.8%
12/31/2020	3.14	0	0	0.50%	4.6%	12/31/2020	3.28	0	0	0.25%	4.9%	12/31/2020	3.48	0	0	0.00%	5.2%
12/31/2019	3.00	0	0	0.50%	14.1%	12/31/2019	3.13	0	0	0.25%	14.4%	12/31/2019	3.31	0	0	0.00%	14.7%
12/31/2018	2.63	0	0	0.50%	-3.2%	12/31/2018	2.73	0	0	0.25%	-3.0%	12/31/2018	2.89	0	0	0.00%	-2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	4.5%
2021	4.3%
2020	4.4%
2019	5.1%
2018	5.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO High Yield Fund R Class - 06-705

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,098,996	$1,294,389	145,986
Receivables: investments sold	-
Payables: investments purchased	(2,635)
Net assets	$1,096,361

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$688,365	334,389	$2.06
Band 100	135,551	62,754	2.16
Band 75	-	-	2.27
Band 50	272,445	114,555	2.38
Band 25	-	-	2.50
Band 0	-	-	2.62
Total	$1,096,361	511,698

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$54,067
Mortality & expense charges			(12,622)
Net investment income (loss)			41,445

Gain (loss) on investments:
Net realized gain (loss)			(24,380)
Realized gain distributions			20,917
Net change in unrealized appreciation (depreciation)			(204,862)
Net gain (loss)			(208,325)

Increase (decrease) in net assets from operations			$(166,880)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$41,445	$44,154
Net realized gain (loss)		(24,380)	1,817
Realized gain distributions		20,917	-
Net change in unrealized appreciation (depreciation)		(204,862)	(11,724)

Increase (decrease) in net assets from operations		(166,880)	34,247

Contract owner transactions:
Proceeds from units sold		104,285	83,409
Cost of units redeemed		(197,964)	(333,128)
Account charges		(511)	(523)
Increase (decrease)		(94,190)	(250,242)
Net increase (decrease)		(261,070)	(215,995)
Net assets, beginning		1,357,431	1,573,426
Net assets, ending		$1,096,361	$1,357,431

Units sold		47,024	36,189
Units redeemed		(93,590)	(142,868)
Net increase (decrease)		(46,566)	(106,679)
Units outstanding, beginning		558,264	664,943
Units outstanding, ending		511,698	558,264

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$8,841,920
Cost of units redeemed/account charges			(9,004,413)
Net investment income (loss)			1,433,127
Net realized gain (loss)			(127,042)
Realized gain distributions			148,162
Net change in unrealized appreciation (depreciation)			(195,393)
Net assets			$1,096,361

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.06	334	$688	1.25%	-12.4%	12/31/2022	$2.16	63	$136	1.00%	-12.2%	12/31/2022	$2.27	0	$0	0.75%	-12.0%
12/31/2021	2.35	371	872	1.25%	2.1%	12/31/2021	2.46	83	204	1.00%	2.4%	12/31/2021	2.58	0	0	0.75%	2.7%
12/31/2020	2.30	471	1,084	1.25%	3.5%	12/31/2020	2.40	86	207	1.00%	3.8%	12/31/2020	2.51	0	0	0.75%	4.0%
12/31/2019	2.22	476	1,058	1.25%	12.9%	12/31/2019	2.32	155	359	1.00%	13.1%	12/31/2019	2.41	0	0	0.75%	13.4%
12/31/2018	1.97	555	1,094	1.25%	-4.3%	12/31/2018	2.05	148	302	1.00%	-4.0%	12/31/2018	2.13	0	0	0.75%	-3.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.38	115	$272	0.50%	-11.8%	12/31/2022	$2.50	0	$0	0.25%	-11.6%	12/31/2022	$2.62	0	$0	0.00%	-11.3%
12/31/2021	2.70	104	281	0.50%	2.9%	12/31/2021	2.82	0	0	0.25%	3.2%	12/31/2021	2.95	0	0	0.00%	3.4%
12/31/2020	2.62	108	283	0.50%	4.3%	12/31/2020	2.73	0	0	0.25%	4.5%	12/31/2020	2.86	0	0	0.00%	4.8%
12/31/2019	2.51	137	343	0.50%	13.7%	12/31/2019	2.62	0	0	0.25%	14.0%	12/31/2019	2.73	0	0	0.00%	14.3%
12/31/2018	2.21	161	356	0.50%	-3.6%	12/31/2018	2.29	0	0	0.25%	-3.3%	12/31/2018	2.39	0	0	0.00%	-3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	4.4%
2021	4.2%
2020	3.9%
2019	4.9%
2018	4.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Income Fund R Class - 06-769

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$284,158	$307,216	27,690
Receivables: investments sold	2,441
Payables: investments purchased	-
Net assets	$286,599

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$286,599	228,324	$1.26
Band 100	-	-	1.29
Band 75	-	-	1.32
Band 50	-	-	1.35
Band 25	-	-	1.39
Band 0	-	-	1.42
Total	$286,599	228,324

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$16,153
Mortality & expense charges			(3,719)
Net investment income (loss)			12,434

Gain (loss) on investments:
Net realized gain (loss)			(25,060)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(23,436)
Net gain (loss)			(48,496)

Increase (decrease) in net assets from operations			$(36,062)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$12,434	$6,916
Net realized gain (loss)		(25,060)	3,934
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(23,436)	(8,276)

Increase (decrease) in net assets from operations		(36,062)	2,574

Contract owner transactions:
Proceeds from units sold		408,464	129,208
Cost of units redeemed		(373,763)	(192,049)
Account charges		(356)	(284)
Increase (decrease)		34,345	(63,125)
Net increase (decrease)		(1,717)	(60,551)
Net assets, beginning		288,316	348,867
Net assets, ending		$286,599	$288,316

Units sold		308,552	98,011
Units redeemed		(287,967)	(138,960)
Net increase (decrease)		20,585	(40,949)
Units outstanding, beginning		207,739	248,688
Units outstanding, ending		228,324	207,739

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$6,256,135
Cost of units redeemed/account charges			(6,183,350)
Net investment income (loss)			286,936
Net realized gain (loss)			(53,047)
Realized gain distributions			2,983
Net change in unrealized appreciation (depreciation)			(23,058)
Net assets			$286,599

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.26	228	$287	1.25%	-9.6%	12/31/2022	$1.29	0	$0	1.00%	-9.3%	12/31/2022	$1.32	0	$0	0.75%	-9.1%
12/31/2021	1.39	208	288	1.25%	0.7%	12/31/2021	1.42	0	0	1.00%	0.9%	12/31/2021	1.45	0	0	0.75%	1.2%
12/31/2020	1.38	208	286	1.25%	3.9%	12/31/2020	1.41	0	0	1.00%	4.2%	12/31/2020	1.44	0	0	0.75%	4.4%
12/31/2019	1.33	305	404	1.25%	6.0%	12/31/2019	1.35	0	0	1.00%	6.3%	12/31/2019	1.38	0	0	0.75%	6.6%
12/31/2018	1.25	458	573	1.25%	-1.3%	12/31/2018	1.27	0	0	1.00%	-1.1%	12/31/2018	1.29	0	0	0.75%	-0.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.35	0	$0	0.50%	-8.9%	12/31/2022	$1.39	0	$0	0.25%	-8.7%	12/31/2022	$1.42	0	$0	0.00%	-8.4%
12/31/2021	1.49	0	0	0.50%	1.4%	12/31/2021	1.52	0	0	0.25%	1.7%	12/31/2021	1.56	0	0	0.00%	1.9%
12/31/2020	1.47	0	0	0.50%	4.7%	12/31/2020	1.50	0	0	0.25%	4.9%	12/31/2020	1.53	41	62	0.00%	5.2%
12/31/2019	1.40	0	0	0.50%	6.8%	12/31/2019	1.42	0	0	0.25%	7.1%	12/31/2019	1.45	16	23	0.00%	7.4%
12/31/2018	1.31	0	0	0.50%	-0.6%	12/31/2018	1.33	0	0	0.25%	-0.3%	12/31/2018	1.35	254	343	0.00%	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	5.6%
2021	3.3%
2020	4.2%
2019	5.1%
2018	4.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Income Fund Admin Class - 06-768

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,442,120	$1,652,703	138,548
Receivables: investments sold	-
Payables: investments purchased	(8,140)
Net assets	$1,433,980

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,433,980	1,097,496	$1.31
Band 100	-	-	1.34
Band 75	-	-	1.37
Band 50	-	-	1.41
Band 25	-	-	1.45
Band 0	-	-	1.48
Total	$1,433,980	1,097,496

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$97,282
Mortality & expense charges			(21,807)
Net investment income (loss)			75,475

Gain (loss) on investments:
Net realized gain (loss)			(80,029)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(183,032)
Net gain (loss)			(263,061)

Increase (decrease) in net assets from operations			$(187,586)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$75,475	$518,645
Net realized gain (loss)		(80,029)	225,160
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(183,032)	(401,854)

Increase (decrease) in net assets from operations		(187,586)	341,951

Contract owner transactions:
Proceeds from units sold		255,678	5,701,391
Cost of units redeemed		(1,637,566)	(28,630,099)
Account charges		(3,317)	(66,019)
Increase (decrease)		(1,385,205)	(22,994,727)
Net increase (decrease)		(1,572,791)	(22,652,776)
Net assets, beginning		3,006,771	25,659,547
Net assets, ending		$1,433,980	$3,006,771

Units sold		205,488	4,111,881
Units redeemed		(1,197,690)	(20,047,781)
Net increase (decrease)		(992,202)	(15,935,900)
Units outstanding, beginning		2,089,698	18,025,598
Units outstanding, ending		1,097,496	2,089,698

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$55,184,004
Cost of units redeemed/account charges			(57,616,291)
Net investment income (loss)			4,028,127
Net realized gain (loss)			40,499
Realized gain distributions			8,224
Net change in unrealized appreciation (depreciation)			(210,583)
Net assets			$1,433,980

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.31	1,097	$1,434	1.25%	-9.2%	12/31/2022	$1.34	0	$0	1.00%	-9.0%	12/31/2022	$1.37	0	$0	0.75%	-8.7%
12/31/2021	1.44	2,090	3,007	1.25%	1.1%	12/31/2021	1.47	0	0	1.00%	1.3%	12/31/2021	1.51	0	0	0.75%	1.6%
12/31/2020	1.42	18,026	25,660	1.25%	4.3%	12/31/2020	1.45	0	0	1.00%	4.6%	12/31/2020	1.48	0	0	0.75%	4.8%
12/31/2019	1.36	16,610	22,665	1.25%	6.5%	12/31/2019	1.39	0	0	1.00%	6.7%	12/31/2019	1.41	0	0	0.75%	7.0%
12/31/2018	1.28	10,868	13,930	1.25%	-0.9%	12/31/2018	1.30	0	0	1.00%	-0.7%	12/31/2018	1.32	0	0	0.75%	-0.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.41	0	$0	0.50%	-8.5%	12/31/2022	$1.45	0	$0	0.25%	-8.3%	12/31/2022	$1.48	0	$0	0.00%	-8.1%
12/31/2021	1.54	0	0	0.50%	1.8%	12/31/2021	1.58	0	0	0.25%	2.1%	12/31/2021	1.61	0	0	0.00%	2.4%
12/31/2020	1.51	0	0	0.50%	5.1%	12/31/2020	1.54	0	0	0.25%	5.4%	12/31/2020	1.58	0	0	0.00%	5.6%
12/31/2019	1.44	0	0	0.50%	7.3%	12/31/2019	1.47	0	0	0.25%	7.5%	12/31/2019	1.49	0	0	0.00%	7.8%
12/31/2018	1.34	0	0	0.50%	-0.2%	12/31/2018	1.36	0	0	0.25%	0.1%	12/31/2018	1.38	0	0	0.00%	0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	4.4%
2021	5.4%
2020	4.5%
2019	5.3%
2018	4.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Real Return Fund Admin Class - 06-707

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$849,011	$970,491	85,175
Receivables: investments sold	1,889
Payables: investments purchased	-
Net assets	$850,900

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$819,631	700,881	$1.17
Band 100	-	-	1.21
Band 75	-	-	1.25
Band 50	-	-	1.29
Band 25	-	-	1.33
Band 0	31,269	22,843	1.37
Total	$850,900	723,724

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$163,033
Mortality & expense charges			(25,452)
Net investment income (loss)			137,581

Gain (loss) on investments:
Net realized gain (loss)			(223,988)
Realized gain distributions			3,574
Net change in unrealized appreciation (depreciation)			(271,078)
Net gain (loss)			(491,492)

Increase (decrease) in net assets from operations			$(353,911)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$137,581	$111,249
Net realized gain (loss)		(223,988)	119,549
Realized gain distributions		3,574	-
Net change in unrealized appreciation (depreciation)		(271,078)	(106,963)

Increase (decrease) in net assets from operations		(353,911)	123,835

Contract owner transactions:
Proceeds from units sold		432,303	1,208,345
Cost of units redeemed		(2,378,152)	(1,660,999)
Account charges		(2,237)	(1,751)
Increase (decrease)		(1,948,086)	(454,405)
Net increase (decrease)		(2,301,997)	(330,570)
Net assets, beginning		3,152,897	3,483,467
Net assets, ending		$850,900	$3,152,897

Units sold		680,279	919,005
Units redeemed		(2,293,914)	(1,271,364)
Net increase (decrease)		(1,613,635)	(352,359)
Units outstanding, beginning		2,337,359	2,689,718
Units outstanding, ending		723,724	2,337,359

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$24,517,271
Cost of units redeemed/account charges			(23,579,637)
Net investment income (loss)			545,134
Net realized gain (loss)			(627,434)
Realized gain distributions			117,046
Net change in unrealized appreciation (depreciation)			(121,480)
Net assets			$850,900

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.17	701	$820	1.25%	-13.2%	12/31/2022	$1.21	0	$0	1.00%	-13.0%	12/31/2022	$1.25	0	$0	0.75%	-12.8%
12/31/2021	1.35	2,317	3,121	1.25%	4.1%	12/31/2021	1.39	0	0	1.00%	4.4%	12/31/2021	1.43	0	0	0.75%	4.6%
12/31/2020	1.29	2,669	3,453	1.25%	10.5%	12/31/2020	1.33	0	0	1.00%	10.7%	12/31/2020	1.36	0	0	0.75%	11.0%
12/31/2019	1.17	2,312	2,708	1.25%	6.9%	12/31/2019	1.20	0	0	1.00%	7.2%	12/31/2019	1.23	0	0	0.75%	7.4%
12/31/2018	1.10	2,993	3,279	1.25%	-3.4%	12/31/2018	1.12	0	0	1.00%	-3.2%	12/31/2018	1.14	0	0	0.75%	-2.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.29	0	$0	0.50%	-12.5%	12/31/2022	$1.33	0	$0	0.25%	-12.3%	12/31/2022	$1.37	23	$31	0.00%	-12.1%
12/31/2021	1.47	0	0	0.50%	4.9%	12/31/2021	1.51	0	0	0.25%	5.2%	12/31/2021	1.56	21	32	0.00%	5.4%
12/31/2020	1.40	0	0	0.50%	11.3%	12/31/2020	1.44	0	0	0.25%	11.6%	12/31/2020	1.48	20	30	0.00%	11.9%
12/31/2019	1.26	0	0	0.50%	7.7%	12/31/2019	1.29	0	0	0.25%	8.0%	12/31/2019	1.32	18	24	0.00%	8.3%
12/31/2018	1.17	0	0	0.50%	-2.7%	12/31/2018	1.19	0	0	0.25%	-2.5%	12/31/2018	1.22	17	21	0.00%	-2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	8.1%
2021	4.5%
2020	2.5%
2019	1.8%
2018	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Real Return Fund R Class - 06-708

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$284,350	$330,895	28,490
Receivables: investments sold	268
Payables: investments purchased	-
Net assets	$284,618

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$284,618	256,088	$1.11
Band 100	-	-	1.15
Band 75	-	-	1.18
Band 50	-	-	1.22
Band 25	-	-	1.26
Band 0	-	-	1.30
Total	$284,618	256,088

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$24,351
Mortality & expense charges			(4,186)
Net investment income (loss)			20,165

Gain (loss) on investments:
Net realized gain (loss)			(31,214)
Realized gain distributions			1,289
Net change in unrealized appreciation (depreciation)			(46,056)
Net gain (loss)			(75,981)

Increase (decrease) in net assets from operations			$(55,816)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$20,165	$19,044
Net realized gain (loss)		(31,214)	12,093
Realized gain distributions		1,289	-
Net change in unrealized appreciation (depreciation)		(46,056)	(13,888)

Increase (decrease) in net assets from operations		(55,816)	17,249

Contract owner transactions:
Proceeds from units sold		150,396	755,758
Cost of units redeemed		(478,883)	(518,517)
Account charges		(152)	(433)
Increase (decrease)		(328,639)	236,808
Net increase (decrease)		(384,455)	254,057
Net assets, beginning		669,073	415,016
Net assets, ending		$284,618	$669,073

Units sold		128,972	601,924
Units redeemed		(393,417)	(416,187)
Net increase (decrease)		(264,445)	185,737
Units outstanding, beginning		520,533	334,796
Units outstanding, ending		256,088	520,533

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$9,960,858
Cost of units redeemed/account charges			(9,554,106)
Net investment income (loss)			90,606
Net realized gain (loss)			(202,224)
Realized gain distributions			36,029
Net change in unrealized appreciation (depreciation)			(46,545)
Net assets			$284,618

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.11	256	$285	1.25%	-13.5%	12/31/2022	$1.15	0	$0	1.00%	-13.3%	12/31/2022	$1.18	0	$0	0.75%	-13.1%
12/31/2021	1.29	521	669	1.25%	3.7%	12/31/2021	1.32	0	0	1.00%	4.0%	12/31/2021	1.36	0	0	0.75%	4.2%
12/31/2020	1.24	335	415	1.25%	10.0%	12/31/2020	1.27	0	0	1.00%	10.3%	12/31/2020	1.31	0	0	0.75%	10.6%
12/31/2019	1.13	220	248	1.25%	6.5%	12/31/2019	1.15	0	0	1.00%	6.8%	12/31/2019	1.18	0	0	0.75%	7.0%
12/31/2018	1.06	369	390	1.25%	-3.8%	12/31/2018	1.08	0	0	1.00%	-3.6%	12/31/2018	1.10	0	0	0.75%	-3.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.22	0	$0	0.50%	-12.9%	12/31/2022	$1.26	0	$0	0.25%	-12.7%	12/31/2022	$1.30	0	$0	0.00%	-12.4%
12/31/2021	1.40	0	0	0.50%	4.5%	12/31/2021	1.44	0	0	0.25%	4.7%	12/31/2021	1.49	0	0	0.00%	5.0%
12/31/2020	1.34	0	0	0.50%	10.9%	12/31/2020	1.38	0	0	0.25%	11.1%	12/31/2020	1.42	0	0	0.00%	11.4%
12/31/2019	1.21	0	0	0.50%	7.3%	12/31/2019	1.24	0	0	0.25%	7.6%	12/31/2019	1.27	0	0	0.00%	7.8%
12/31/2018	1.13	0	0	0.50%	-3.1%	12/31/2018	1.15	0	0	0.25%	-2.8%	12/31/2018	1.18	195	230	0.00%	-2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	5.1%
2021	4.8%
2020	2.4%
2019	1.1%
2018	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Total Return Fund Admin Class - 06-291

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,178,189	$2,632,715	257,967
Receivables: investments sold	4,216
Payables: investments purchased	-
Net assets	$2,182,405

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,182,405	1,526,198	$1.43
Band 100	-	-	1.49
Band 75	-	-	1.55
Band 50	-	-	1.61
Band 25	-	-	1.67
Band 0	-	-	1.74
Total	$2,182,405	1,526,198

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$127,926
Mortality & expense charges			(50,171)
Net investment income (loss)			77,755

Gain (loss) on investments:
Net realized gain (loss)			(531,206)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(352,338)
Net gain (loss)			(883,544)

Increase (decrease) in net assets from operations			$(805,789)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$77,755	$45,621
Net realized gain (loss)		(531,206)	27,059
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(352,338)	(224,382)

Increase (decrease) in net assets from operations		(805,789)	(151,702)

Contract owner transactions:
Proceeds from units sold		398,715	965,053
Cost of units redeemed		(2,640,847)	(3,134,528)
Account charges		(520)	(973)
Increase (decrease)		(2,242,652)	(2,170,448)
Net increase (decrease)		(3,048,441)	(2,322,150)
Net assets, beginning		5,230,846	7,552,996
Net assets, ending		$2,182,405	$5,230,846

Units sold		264,178	576,901
Units redeemed		(1,833,448)	(1,847,397)
Net increase (decrease)		(1,569,270)	(1,270,496)
Units outstanding, beginning		3,095,468	4,365,964
Units outstanding, ending		1,526,198	3,095,468

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$190,169,423
Cost of units redeemed/account charges			(198,309,967)
Net investment income (loss)			8,146,830
Net realized gain (loss)			(3,629,266)
Realized gain distributions			6,259,911
Net change in unrealized appreciation (depreciation)			(454,526)
Net assets			$2,182,405

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.43	1,526	$2,182	1.25%	-15.4%	12/31/2022	$1.49	0	$0	1.00%	-15.2%	12/31/2022	$1.55	0	$0	0.75%	-15.0%
12/31/2021	1.69	3,095	5,231	1.25%	-2.3%	12/31/2021	1.75	0	0	1.00%	-2.1%	12/31/2021	1.82	0	0	0.75%	-1.8%
12/31/2020	1.73	4,366	7,553	1.25%	7.3%	12/31/2020	1.79	0	0	1.00%	7.6%	12/31/2020	1.85	0	0	0.75%	7.9%
12/31/2019	1.61	4,204	6,777	1.25%	6.7%	12/31/2019	1.66	0	0	1.00%	6.9%	12/31/2019	1.72	0	0	0.75%	7.2%
12/31/2018	1.51	4,866	7,355	1.25%	-1.7%	12/31/2018	1.56	0	0	1.00%	-1.5%	12/31/2018	1.60	0	0	0.75%	-1.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.61	0	$0	0.50%	-14.7%	12/31/2022	$1.67	0	$0	0.25%	-14.5%	12/31/2022	$1.74	0	$0	0.00%	-14.3%
12/31/2021	1.89	0	0	0.50%	-1.6%	12/31/2021	1.96	0	0	0.25%	-1.3%	12/31/2021	2.03	0	0	0.00%	-1.1%
12/31/2020	1.92	0	0	0.50%	8.1%	12/31/2020	1.98	0	0	0.25%	8.4%	12/31/2020	2.05	0	0	0.00%	8.7%
12/31/2019	1.77	0	0	0.50%	7.5%	12/31/2019	1.83	0	0	0.25%	7.7%	12/31/2019	1.89	0	0	0.00%	8.0%
12/31/2018	1.65	0	0	0.50%	-1.0%	12/31/2018	1.70	0	0	0.25%	-0.8%	12/31/2018	1.75	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.5%
2021	1.9%
2020	2.3%
2019	3.6%
2018	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Total Return Fund R Class - 06-680

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,811,084	$3,388,728	332,647
Receivables: investments sold	3,111
Payables: investments purchased	-
Net assets	$2,814,195

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,541,161	1,755,362	$1.45
Band 100	273,034	179,749	1.52
Band 75	-	-	1.59
Band 50	-	-	1.67
Band 25	-	-	1.75
Band 0	-	-	1.84
Total	$2,814,195	1,935,111

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$109,888
Mortality & expense charges			(40,283)
Net investment income (loss)			69,605

Gain (loss) on investments:
Net realized gain (loss)			(148,741)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(514,722)
Net gain (loss)			(663,463)

Increase (decrease) in net assets from operations			$(593,858)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$69,605	$22,016
Net realized gain (loss)		(148,741)	(8,842)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(514,722)	(146,753)

Increase (decrease) in net assets from operations		(593,858)	(133,579)

Contract owner transactions:
Proceeds from units sold		502,378	445,351
Cost of units redeemed		(1,206,373)	(1,447,710)
Account charges		(2,137)	(2,515)
Increase (decrease)		(706,132)	(1,004,874)
Net increase (decrease)		(1,299,990)	(1,138,453)
Net assets, beginning		4,114,185	5,252,638
Net assets, ending		$2,814,195	$4,114,185

Units sold		352,391	268,336
Units redeemed		(802,188)	(845,812)
Net increase (decrease)		(449,797)	(577,476)
Units outstanding, beginning		2,384,908	2,962,384
Units outstanding, ending		1,935,111	2,384,908

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$114,227,422
Cost of units redeemed/account charges			(116,474,995)
Net investment income (loss)			3,918,069
Net realized gain (loss)			(1,754,574)
Realized gain distributions			3,475,917
Net change in unrealized appreciation (depreciation)			(577,644)
Net assets			$2,814,195

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.45	1,755	$2,541	1.25%	-15.7%	12/31/2022	$1.52	180	$273	1.00%	-15.5%	12/31/2022	$1.59	0	$0	0.75%	-15.2%
12/31/2021	1.72	2,132	3,659	1.25%	-2.7%	12/31/2021	1.80	253	455	1.00%	-2.4%	12/31/2021	1.88	0	0	0.75%	-2.2%
12/31/2020	1.76	2,592	4,571	1.25%	6.9%	12/31/2020	1.84	369	679	1.00%	7.2%	12/31/2020	1.92	0	0	0.75%	7.5%
12/31/2019	1.65	2,850	4,700	1.25%	6.3%	12/31/2019	1.72	505	867	1.00%	6.6%	12/31/2019	1.79	0	0	0.75%	6.8%
12/31/2018	1.55	2,451	3,802	1.25%	-2.1%	12/31/2018	1.61	548	883	1.00%	-1.9%	12/31/2018	1.67	0	0	0.75%	-1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.67	0	$0	0.50%	-15.0%	12/31/2022	$1.75	0	$0	0.25%	-14.8%	12/31/2022	$1.84	0	$0	0.00%	-14.6%
12/31/2021	1.97	0	0	0.50%	-1.9%	12/31/2021	2.06	0	0	0.25%	-1.7%	12/31/2021	2.16	0	0	0.00%	-1.4%
12/31/2020	2.01	1	3	0.50%	7.8%	12/31/2020	2.10	0	0	0.25%	8.0%	12/31/2020	2.19	0	0	0.00%	8.3%
12/31/2019	1.86	21	40	0.50%	7.1%	12/31/2019	1.94	0	0	0.25%	7.4%	12/31/2019	2.02	0	0	0.00%	7.6%
12/31/2018	1.74	0	0	0.50%	-1.4%	12/31/2018	1.81	0	0	0.25%	-1.1%	12/31/2018	1.88	0	0	0.00%	-0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.2%
2021	1.7%
2020	1.8%
2019	3.3%
2018	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus NFJ Small-Cap Value Fund R6 Class - 06-CPJ

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,567	$2,092	117
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$1,567

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,567	1,529	$1.03
Band 100	-	-	1.04
Band 75	-	-	1.06
Band 50	-	-	1.07
Band 25	-	-	1.09
Band 0	-	-	1.11
Total	$1,567	1,529

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$15
Mortality & expense charges			(20)
Net investment income (loss)			(5)

Gain (loss) on investments:
Net realized gain (loss)			(3)
Realized gain distributions			199
Net change in unrealized appreciation (depreciation)			(512)
Net gain (loss)			(316)

Increase (decrease) in net assets from operations			$(321)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5)	$(2,993)
Net realized gain (loss)		(3)	(9,811)
Realized gain distributions		199	108
Net change in unrealized appreciation (depreciation)		(512)	301,092

Increase (decrease) in net assets from operations		(321)	288,396

Contract owner transactions:
Proceeds from units sold		1	44,931
Cost of units redeemed		-	(1,965,165)
Account charges		-	(645)
Increase (decrease)		1	(1,920,879)
Net increase (decrease)		(320)	(1,632,483)
Net assets, beginning		1,887	1,634,370
Net assets, ending		$1,567	$1,887

Units sold		-	355,927
Units redeemed		-	(1,927,691)
Net increase (decrease)		-	(1,571,764)
Units outstanding, beginning		1,529	1,573,293
Units outstanding, ending		1,529	1,529

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$3,113,970
Cost of units redeemed/account charges			(3,441,807)
Net investment income (loss)			92,820
Net realized gain (loss)			(441,186)
Realized gain distributions			678,295
Net change in unrealized appreciation (depreciation)			(525)
Net assets			$1,567

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.03	2	$2	1.25%	-17.0%	12/31/2022	$1.04	0	$0	1.00%	-16.8%	12/31/2022	$1.06	0	$0	0.75%	-16.5%
12/31/2021	1.23	2	2	1.25%	23.2%	12/31/2021	1.25	0	0	1.00%	23.5%	12/31/2021	1.27	0	0	0.75%	23.8%
12/31/2020	1.00	475	476	1.25%	-5.4%	12/31/2020	1.01	0	0	1.00%	-5.2%	12/31/2020	1.02	0	0	0.75%	-5.0%
12/31/2019	1.06	480	508	1.25%	23.3%	12/31/2019	1.07	0	0	1.00%	23.6%	12/31/2019	1.08	0	0	0.75%	23.9%
12/31/2018	0.86	788	677	1.25%	-20.0%	12/31/2018	0.86	0	0	1.00%	-19.8%	12/31/2018	0.87	0	0	0.75%	-19.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.07	0	$0	0.50%	-16.3%	12/31/2022	$1.09	0	$0	0.25%	-16.1%	12/31/2022	$1.11	0	$0	0.00%	-15.9%
12/31/2021	1.28	0	0	0.50%	24.1%	12/31/2021	1.30	0	0	0.25%	24.4%	12/31/2021	1.32	0	0	0.00%	24.7%
12/31/2020	1.03	0	0	0.50%	-4.7%	12/31/2020	1.04	0	0	0.25%	-4.5%	12/31/2020	1.05	1,099	1,159	0.00%	-4.2%
12/31/2019	1.08	0	0	0.50%	24.2%	12/31/2019	1.09	0	0	0.25%	24.5%	12/31/2019	1.10	1,016	1,119	0.00%	24.8%
12/31/2018	0.87	0	0	0.50%	-19.4%	12/31/2018	0.88	0	0	0.25%	-19.2%	12/31/2018	0.88	1,097	968	0.00%	-19.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.9%
2021	0.0%
2020	1.8%
2019	0.7%
2018	3.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Investment Grade Credit Bond Fund Admin Class - 06-CNN

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.00
Band 100	-	-	1.02
Band 75	-	-	1.04
Band 50	-	-	1.05
Band 25	-	-	1.07
Band 0	-	-	1.09
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$3
Mortality & expense charges			(1)
Net investment income (loss)			2

Gain (loss) on investments:
Net realized gain (loss)			(87)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			43
Net gain (loss)			(44)

Increase (decrease) in net assets from operations			$(42)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2	$21
Net realized gain (loss)		(87)	2
Realized gain distributions		-	12
Net change in unrealized appreciation (depreciation)		43	(54)

Increase (decrease) in net assets from operations		(42)	(19)

Contract owner transactions:
Proceeds from units sold		-	1,180
Cost of units redeemed		(1,569)	(99)
Account charges		(1)	(2)
Increase (decrease)		(1,570)	1,079
Net increase (decrease)		(1,612)	1,060
Net assets, beginning		1,612	552
Net assets, ending		$-	$1,612

Units sold		1	972
Units redeemed		(1,335)	(83)
Net increase (decrease)		(1,334)	889
Units outstanding, beginning		1,334	445
Units outstanding, ending		-	1,334

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,717
Cost of units redeemed/account charges			(1,671)
Net investment income (loss)			26
Net realized gain (loss)			(85)
Realized gain distributions			13
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.00	0	$0	1.25%	-17.1%	12/31/2022	$1.02	0	$0	1.00%	-16.9%	12/31/2022	$1.04	0	$0	0.75%	-16.7%
12/31/2021	1.21	1	2	1.25%	-2.5%	12/31/2021	1.23	0	0	1.00%	-2.3%	12/31/2021	1.24	0	0	0.75%	-2.0%
12/31/2020	1.24	0	1	1.25%	6.0%	12/31/2020	1.25	0	0	1.00%	6.3%	12/31/2020	1.27	0	0	0.75%	6.5%
12/31/2019	1.17	0	0	1.25%	13.0%	12/31/2019	1.18	0	0	1.00%	13.3%	12/31/2019	1.19	0	0	0.75%	13.6%
12/31/2018	1.03	0	0	1.25%	-3.5%	12/31/2018	1.04	0	0	1.00%	-3.2%	12/31/2018	1.05	0	0	0.75%	-3.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.05	0	$0	0.50%	-16.5%	12/31/2022	$1.07	0	$0	0.25%	-16.2%	12/31/2022	$1.09	0	$0	0.00%	-16.0%
12/31/2021	1.26	0	0	0.50%	-1.8%	12/31/2021	1.28	0	0	0.25%	-1.5%	12/31/2021	1.30	0	0	0.00%	-1.3%
12/31/2020	1.28	0	0	0.50%	6.8%	12/31/2020	1.30	0	0	0.25%	7.1%	12/31/2020	1.31	0	0	0.00%	7.3%
12/31/2019	1.20	0	0	0.50%	13.9%	12/31/2019	1.21	0	0	0.25%	14.2%	12/31/2019	1.22	0	0	0.00%	14.5%
12/31/2018	1.06	0	0	0.50%	-2.8%	12/31/2018	1.06	0	0	0.25%	-2.5%	12/31/2018	1.07	0	0	0.00%	-2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.4%
2021	3.0%
2020	1.8%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO High Yield Fund Institutional Class - 06-FCJ

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$556,448	$608,317	73,989
Receivables: investments sold	-
Payables: investments purchased	(787)
Net assets	$555,661

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$555,661	506,942	$1.10
Band 100	-	-	1.11
Band 75	-	-	1.13
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.18
Total	$555,661	506,942

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$28,777
Mortality & expense charges			(7,107)
Net investment income (loss)			21,670

Gain (loss) on investments:
Net realized gain (loss)			(38,732)
Realized gain distributions			10,534
Net change in unrealized appreciation (depreciation)			(56,819)
Net gain (loss)			(85,017)

Increase (decrease) in net assets from operations			$(63,347)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$21,670	$13,663
Net realized gain (loss)		(38,732)	563
Realized gain distributions		10,534	-
Net change in unrealized appreciation (depreciation)		(56,819)	(3,133)

Increase (decrease) in net assets from operations		(63,347)	11,093

Contract owner transactions:
Proceeds from units sold		344,931	491,228
Cost of units redeemed		(374,868)	(12,427)
Account charges		(113)	(102)
Increase (decrease)		(30,050)	478,699
Net increase (decrease)		(93,397)	489,792
Net assets, beginning		649,058	159,266
Net assets, ending		$555,661	$649,058

Units sold		317,475	400,395
Units redeemed		(332,189)	(10,272)
Net increase (decrease)		(14,714)	390,123
Units outstanding, beginning		521,656	131,533
Units outstanding, ending		506,942	521,656

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,731,714
Cost of units redeemed/account charges			(1,169,725)
Net investment income (loss)			71,937
Net realized gain (loss)			(36,930)
Realized gain distributions			10,534
Net change in unrealized appreciation (depreciation)			(51,869)
Net assets			$555,661

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.10	507	$556	1.25%	-11.9%	12/31/2022	$1.11	0	$0	1.00%	-11.7%	12/31/2022	$1.13	0	$0	0.75%	-11.5%
12/31/2021	1.24	522	649	1.25%	2.8%	12/31/2021	1.26	0	0	1.00%	3.0%	12/31/2021	1.28	0	0	0.75%	3.3%
12/31/2020	1.21	132	159	1.25%	4.1%	12/31/2020	1.22	0	0	1.00%	4.4%	12/31/2020	1.24	0	0	0.75%	4.6%
12/31/2019	1.16	139	161	1.25%	13.5%	12/31/2019	1.17	0	0	1.00%	13.8%	12/31/2019	1.18	0	0	0.75%	14.1%
12/31/2018	1.02	502	514	1.25%	-3.7%	12/31/2018	1.03	0	0	1.00%	-3.5%	12/31/2018	1.03	0	0	0.75%	-3.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.15	0	$0	0.50%	-11.2%	12/31/2022	$1.16	0	$0	0.25%	-11.0%	12/31/2022	$1.18	0	$0	0.00%	-10.8%
12/31/2021	1.29	0	0	0.50%	3.5%	12/31/2021	1.31	0	0	0.25%	3.8%	12/31/2021	1.33	0	0	0.00%	4.0%
12/31/2020	1.25	0	0	0.50%	4.9%	12/31/2020	1.26	0	0	0.25%	5.2%	12/31/2020	1.27	0	0	0.00%	5.4%
12/31/2019	1.19	0	0	0.50%	14.4%	12/31/2019	1.20	0	0	0.25%	14.7%	12/31/2019	1.21	0	0	0.00%	15.0%
12/31/2018	1.04	0	0	0.50%	-3.0%	12/31/2018	1.05	0	0	0.25%	-2.7%	12/31/2018	1.05	0	0	0.00%	-2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	4.8%
2021	4.6%
2020	4.7%
2019	6.1%
2018	5.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Income Fund Institutional Class - 06-FCK

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,444,960	$8,323,290	719,773
Receivables: investments sold	4,696
Payables: investments purchased	-
Net assets	$7,449,656

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,412,524	6,725,989	$1.10
Band 100	-	-	1.12
Band 75	37,132	32,687	1.14
Band 50	-	-	1.15
Band 25	-	-	1.17
Band 0	-	-	1.19
Total	$7,449,656	6,758,676

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$483,091
Mortality & expense charges			(99,063)
Net investment income (loss)			384,028

Gain (loss) on investments:
Net realized gain (loss)			(295,345)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(869,910)
Net gain (loss)			(1,165,255)

Increase (decrease) in net assets from operations			$(781,227)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$384,028	$273,695
Net realized gain (loss)		(295,345)	38,186
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(869,910)	(190,166)

Increase (decrease) in net assets from operations		(781,227)	121,715

Contract owner transactions:
Proceeds from units sold		2,834,815	3,990,032
Cost of units redeemed		(3,826,355)	(4,243,288)
Account charges		(8,726)	(14,056)
Increase (decrease)		(1,000,266)	(267,312)
Net increase (decrease)		(1,781,493)	(145,597)
Net assets, beginning		9,231,149	9,376,746
Net assets, ending		$7,449,656	$9,231,149

Units sold		2,636,944	3,336,699
Units redeemed		(3,502,886)	(3,559,965)
Net increase (decrease)		(865,942)	(223,266)
Units outstanding, beginning		7,624,618	7,847,884
Units outstanding, ending		6,758,676	7,624,618

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$24,301,030
Cost of units redeemed/account charges			(17,041,775)
Net investment income (loss)			1,474,319
Net realized gain (loss)			(405,588)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(878,330)
Net assets			$7,449,656

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.10	6,726	$7,413	1.25%	-9.0%	12/31/2022	$1.12	0	$0	1.00%	-8.7%	12/31/2022	$1.14	33	$37	0.75%	-8.5%
12/31/2021	1.21	7,593	9,191	1.25%	1.3%	12/31/2021	1.23	0	0	1.00%	1.6%	12/31/2021	1.24	32	40	0.75%	1.8%
12/31/2020	1.19	7,801	9,320	1.25%	4.6%	12/31/2020	1.21	0	0	1.00%	4.8%	12/31/2020	1.22	47	57	0.75%	5.1%
12/31/2019	1.14	7,397	8,450	1.25%	6.7%	12/31/2019	1.15	0	0	1.00%	7.0%	12/31/2019	1.16	42	49	0.75%	7.3%
12/31/2018	1.07	5,289	5,661	1.25%	-0.7%	12/31/2018	1.08	0	0	1.00%	-0.4%	12/31/2018	1.08	27	29	0.75%	-0.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.15	0	$0	0.50%	-8.3%	12/31/2022	$1.17	0	$0	0.25%	-8.1%	12/31/2022	$1.19	0	$0	0.00%	-7.8%
12/31/2021	1.26	0	0	0.50%	2.1%	12/31/2021	1.27	0	0	0.25%	2.3%	12/31/2021	1.29	0	0	0.00%	2.6%
12/31/2020	1.23	0	0	0.50%	5.4%	12/31/2020	1.24	0	0	0.25%	5.6%	12/31/2020	1.26	0	0	0.00%	5.9%
12/31/2019	1.17	0	0	0.50%	7.5%	12/31/2019	1.18	0	0	0.25%	7.8%	12/31/2019	1.19	0	0	0.00%	8.1%
12/31/2018	1.09	0	0	0.50%	0.1%	12/31/2018	1.09	0	0	0.25%	0.3%	12/31/2018	1.10	0	0	0.00%	0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	5.8%
2021	4.3%
2020	5.2%
2019	5.9%
2018	5.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Real Return Fund Institutional Class - 06-FCM

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,902,982	$6,739,046	594,001
Receivables: investments sold	31,096
Payables: investments purchased	-
Net assets	$5,934,078

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,176,618	4,846,544	$1.07
Band 100	-	-	1.08
Band 75	54,905	49,871	1.10
Band 50	-	-	1.12
Band 25	-	-	1.13
Band 0	702,555	609,773	1.15
Total	$5,934,078	5,506,188

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$476,752
Mortality & expense charges			(63,265)
Net investment income (loss)			413,487

Gain (loss) on investments:
Net realized gain (loss)			(225,771)
Realized gain distributions			24,386
Net change in unrealized appreciation (depreciation)			(1,014,301)
Net gain (loss)			(1,215,686)

Increase (decrease) in net assets from operations			$(802,199)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$413,487	$236,419
Net realized gain (loss)		(225,771)	115,253
Realized gain distributions		24,386	-
Net change in unrealized appreciation (depreciation)		(1,014,301)	(98,605)

Increase (decrease) in net assets from operations		(802,199)	253,067

Contract owner transactions:
Proceeds from units sold		3,280,413	3,543,777
Cost of units redeemed		(3,234,723)	(2,304,504)
Account charges		(11,728)	(6,316)
Increase (decrease)		33,962	1,232,957
Net increase (decrease)		(768,237)	1,486,024
Net assets, beginning		6,702,315	5,216,291
Net assets, ending		$5,934,078	$6,702,315

Units sold		2,949,327	3,116,315
Units redeemed		(2,847,044)	(2,111,547)
Net increase (decrease)		102,283	1,004,768
Units outstanding, beginning		5,403,905	4,399,137
Units outstanding, ending		5,506,188	5,403,905

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$14,628,037
Cost of units redeemed/account charges			(8,639,786)
Net investment income (loss)			772,131
Net realized gain (loss)			(14,626)
Realized gain distributions			24,386
Net change in unrealized appreciation (depreciation)			(836,064)
Net assets			$5,934,078

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.07	4,847	$5,177	1.25%	-13.0%	12/31/2022	$1.08	0	$0	1.00%	-12.8%	12/31/2022	$1.10	50	$55	0.75%	-12.5%
12/31/2021	1.23	4,429	5,435	1.25%	4.4%	12/31/2021	1.24	0	0	1.00%	4.6%	12/31/2021	1.26	163	206	0.75%	4.9%
12/31/2020	1.18	3,582	4,212	1.25%	10.7%	12/31/2020	1.19	0	0	1.00%	11.0%	12/31/2020	1.20	160	192	0.75%	11.3%
12/31/2019	1.06	2,140	2,272	1.25%	7.2%	12/31/2019	1.07	0	0	1.00%	7.4%	12/31/2019	1.08	32	35	0.75%	7.7%
12/31/2018	0.99	1,193	1,182	1.25%	-3.2%	12/31/2018	1.00	0	0	1.00%	-2.9%	12/31/2018	1.00	16	16	0.75%	-2.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.12	0	$0	0.50%	-12.3%	12/31/2022	$1.13	0	$0	0.25%	-12.1%	12/31/2022	$1.15	610	$703	0.00%	-11.9%
12/31/2021	1.27	0	0	0.50%	5.2%	12/31/2021	1.29	0	0	0.25%	5.4%	12/31/2021	1.31	812	1,062	0.00%	5.7%
12/31/2020	1.21	0	0	0.50%	11.6%	12/31/2020	1.22	0	0	0.25%	11.9%	12/31/2020	1.24	657	813	0.00%	12.1%
12/31/2019	1.09	0	0	0.50%	8.0%	12/31/2019	1.09	0	0	0.25%	8.3%	12/31/2019	1.10	370	408	0.00%	8.5%
12/31/2018	1.01	0	0	0.50%	-2.5%	12/31/2018	1.01	0	0	0.25%	-2.2%	12/31/2018	1.02	348	353	0.00%	-2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	7.5%
2021	5.0%
2020	3.1%
2019	1.7%
2018	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Total Return Fund Institutional Class - 06-FCN

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,597,284	$5,153,910	543,070
Receivables: investments sold	-
Payables: investments purchased	(2,911)
Net assets	$4,594,373

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,594,373	4,690,155	$0.98
Band 100	-	-	0.99
Band 75	-	-	1.01
Band 50	-	-	1.03
Band 25	-	-	1.04
Band 0	-	-	1.06
Total	$4,594,373	4,690,155

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$159,168
Mortality & expense charges			(42,022)
Net investment income (loss)			117,146

Gain (loss) on investments:
Net realized gain (loss)			(107,218)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(493,045)
Net gain (loss)			(600,263)

Increase (decrease) in net assets from operations			$(483,117)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$117,146	$32,625
Net realized gain (loss)		(107,218)	(4,210)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(493,045)	(81,522)

Increase (decrease) in net assets from operations		(483,117)	(53,107)

Contract owner transactions:
Proceeds from units sold		2,449,991	3,233,992
Cost of units redeemed		(797,524)	(1,312,061)
Account charges		(1,477)	(1,862)
Increase (decrease)		1,650,990	1,920,069
Net increase (decrease)		1,167,873	1,866,962
Net assets, beginning		3,426,500	1,559,538
Net assets, ending		$4,594,373	$3,426,500

Units sold		2,501,910	2,773,496
Units redeemed		(779,198)	(1,128,609)
Net increase (decrease)		1,722,712	1,644,887
Units outstanding, beginning		2,967,443	1,322,556
Units outstanding, ending		4,690,155	2,967,443

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$8,171,384
Cost of units redeemed/account charges			(3,168,184)
Net investment income (loss)			192,260
Net realized gain (loss)			(98,690)
Realized gain distributions			54,229
Net change in unrealized appreciation (depreciation)			(556,626)
Net assets			$4,594,373

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.98	4,690	$4,594	1.25%	-15.2%	12/31/2022	$0.99	0	$0	1.00%	-15.0%	12/31/2022	$1.01	0	$0	0.75%	-14.7%
12/31/2021	1.15	2,967	3,427	1.25%	-2.1%	12/31/2021	1.17	0	0	1.00%	-1.8%	12/31/2021	1.18	0	0	0.75%	-1.6%
12/31/2020	1.18	1,323	1,560	1.25%	7.6%	12/31/2020	1.19	0	0	1.00%	7.9%	12/31/2020	1.20	0	0	0.75%	8.1%
12/31/2019	1.10	808	886	1.25%	6.9%	12/31/2019	1.10	0	0	1.00%	7.2%	12/31/2019	1.11	0	0	0.75%	7.5%
12/31/2018	1.02	610	625	1.25%	-1.5%	12/31/2018	1.03	0	0	1.00%	-1.3%	12/31/2018	1.04	0	0	0.75%	-1.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.03	0	$0	0.50%	-14.5%	12/31/2022	$1.04	0	$0	0.25%	-14.3%	12/31/2022	$1.06	0	$0	0.00%	-14.1%
12/31/2021	1.20	0	0	0.50%	-1.3%	12/31/2021	1.21	0	0	0.25%	-1.1%	12/31/2021	1.23	0	0	0.00%	-0.8%
12/31/2020	1.22	0	0	0.50%	8.4%	12/31/2020	1.23	0	0	0.25%	8.7%	12/31/2020	1.24	0	0	0.00%	8.9%
12/31/2019	1.12	0	0	0.50%	7.7%	12/31/2019	1.13	0	0	0.25%	8.0%	12/31/2019	1.14	0	0	0.00%	8.3%
12/31/2018	1.04	0	0	0.50%	-0.8%	12/31/2018	1.05	0	0	0.25%	-0.5%	12/31/2018	1.05	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	4.0%
2021	2.8%
2020	2.4%
2019	4.0%
2018	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Commodity Real Return Strategy Fund Inst Class - 06-GNG

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$163,607	$235,498	33,368
Receivables: investments sold	-
Payables: investments purchased	(435)
Net assets	$163,172

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$163,172	116,356	$1.40
Band 100	-	-	1.42
Band 75	-	-	1.44
Band 50	-	-	1.46
Band 25	-	-	1.47
Band 0	-	-	1.49
Total	$163,172	116,356

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$51,755
Mortality & expense charges			(1,631)
Net investment income (loss)			50,124

Gain (loss) on investments:
Net realized gain (loss)			(14,295)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(71,891)
Net gain (loss)			(86,186)

Increase (decrease) in net assets from operations			$(36,062)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$50,124	$-
Net realized gain (loss)		(14,295)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(71,891)	-

Increase (decrease) in net assets from operations		(36,062)	-

Contract owner transactions:
Proceeds from units sold		288,749	-
Cost of units redeemed		(89,432)	-
Account charges		(83)	-
Increase (decrease)		199,234	-
Net increase (decrease)		163,172	-
Net assets, beginning		-	-
Net assets, ending		$163,172	$-

Units sold		214,964	-
Units redeemed		(98,608)	-
Net increase (decrease)		116,356	-
Units outstanding, beginning		-	-
Units outstanding, ending		116,356	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$288,749
Cost of units redeemed/account charges			(89,515)
Net investment income (loss)			50,124
Net realized gain (loss)			(14,295)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(71,891)
Net assets			$163,172

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.40	116	$163	1.25%	7.5%	12/31/2022	$1.42	0	$0	1.00%	7.8%	12/31/2022	$1.44	0	$0	0.75%	8.0%
12/31/2021	1.30	0	0	1.25%	31.8%	12/31/2021	1.32	0	0	1.00%	32.2%	12/31/2021	1.33	0	0	0.75%	32.5%
12/31/2020	0.99	0	0	1.25%	-0.4%	12/31/2020	1.00	0	0	1.00%	-0.2%	12/31/2020	1.00	0	0	0.75%	0.1%
12/31/2019	0.99	0	0	1.25%	10.9%	12/31/2019	1.00	0	0	1.00%	11.1%	12/31/2019	1.00	0	0	0.75%	11.4%
12/31/2018	0.90	0	0	1.25%	-14.9%	12/31/2018	0.90	0	0	1.00%	-14.6%	12/31/2018	0.90	0	0	0.75%	-14.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.46	0	$0	0.50%	8.3%	12/31/2022	$1.47	0	$0	0.25%	8.6%	12/31/2022	$1.49	0	$0	0.00%	8.9%
12/31/2021	1.34	0	0	0.50%	32.8%	12/31/2021	1.36	0	0	0.25%	33.1%	12/31/2021	1.37	0	0	0.00%	33.5%
12/31/2020	1.01	0	0	0.50%	0.3%	12/31/2020	1.02	0	0	0.25%	0.6%	12/31/2020	1.03	0	0	0.00%	0.8%
12/31/2019	1.01	0	0	0.50%	11.7%	12/31/2019	1.01	0	0	0.25%	12.0%	12/31/2019	1.02	0	0	0.00%	12.3%
12/31/2018	0.90	0	0	0.50%	-14.2%	12/31/2018	0.91	0	0	0.25%	-14.0%	12/31/2018	0.91	0	0	0.00%	-13.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	63.4%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Investment Grade Credit Bond Fund Inst Class - 06-GNH

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$168,701	$192,680	19,602
Receivables: investments sold	470
Payables: investments purchased	-
Net assets	$169,171

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$169,171	178,743	$0.95
Band 100	-	-	0.96
Band 75	-	-	0.97
Band 50	-	-	0.98
Band 25	-	-	1.00
Band 0	-	-	1.01
Total	$169,171	178,743

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$8,326
Mortality & expense charges			(2,538)
Net investment income (loss)			5,788

Gain (loss) on investments:
Net realized gain (loss)			(22,265)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(18,918)
Net gain (loss)			(41,183)

Increase (decrease) in net assets from operations			$(35,395)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,788	$3,785
Net realized gain (loss)		(22,265)	(1,159)
Realized gain distributions		-	1,509
Net change in unrealized appreciation (depreciation)		(18,918)	(6,413)

Increase (decrease) in net assets from operations		(35,395)	(2,278)

Contract owner transactions:
Proceeds from units sold		230,028	70,842
Cost of units redeemed		(181,163)	(31,080)
Account charges		-	-
Increase (decrease)		48,865	39,762
Net increase (decrease)		13,470	37,484
Net assets, beginning		155,701	118,217
Net assets, ending		$169,171	$155,701

Units sold		241,662	62,807
Units redeemed		(199,686)	(27,538)
Net increase (decrease)		41,976	35,269
Units outstanding, beginning		136,767	101,498
Units outstanding, ending		178,743	136,767

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$522,370
Cost of units redeemed/account charges			(317,826)
Net investment income (loss)			9,946
Net realized gain (loss)			(23,326)
Realized gain distributions			1,986
Net change in unrealized appreciation (depreciation)			(23,979)
Net assets			$169,171

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.95	179	$169	1.25%	-16.9%	12/31/2022	$0.96	0	$0	1.00%	-16.7%	12/31/2022	$0.97	0	$0	0.75%	-16.4%
12/31/2021	1.14	137	156	1.25%	-2.3%	12/31/2021	1.15	0	0	1.00%	-2.0%	12/31/2021	1.16	0	0	0.75%	-1.8%
12/31/2020	1.16	101	118	1.25%	6.3%	12/31/2020	1.17	0	0	1.00%	6.5%	12/31/2020	1.18	0	0	0.75%	6.8%
12/31/2019	1.10	0	0	1.25%	13.3%	12/31/2019	1.10	0	0	1.00%	13.6%	12/31/2019	1.11	0	0	0.75%	13.9%
12/31/2018	0.97	0	0	1.25%	-3.2%	12/31/2018	0.97	0	0	1.00%	-3.0%	12/31/2018	0.97	0	0	0.75%	-2.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.98	0	$0	0.50%	-16.2%	12/31/2022	$1.00	0	$0	0.25%	-16.0%	12/31/2022	$1.01	0	$0	0.00%	-15.8%
12/31/2021	1.17	0	0	0.50%	-1.5%	12/31/2021	1.19	0	0	0.25%	-1.3%	12/31/2021	1.20	0	0	0.00%	-1.0%
12/31/2020	1.19	0	0	0.50%	7.1%	12/31/2020	1.20	0	0	0.25%	7.3%	12/31/2020	1.21	0	0	0.00%	7.6%
12/31/2019	1.11	0	0	0.50%	14.2%	12/31/2019	1.12	0	0	0.25%	14.5%	12/31/2019	1.12	0	0	0.00%	14.8%
12/31/2018	0.97	0	0	0.50%	-2.5%	12/31/2018	0.98	0	0	0.25%	-2.3%	12/31/2018	0.98	0	0	0.00%	-2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	5.1%
2021	4.2%
2020	1.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO All Asset Fund Institutional Class - 06-3FC

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$83,475	$93,915	7,948
Receivables: investments sold	62
Payables: investments purchased	-
Net assets	$83,537

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$83,537	72,969	$1.14
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.20
Band 0	-	-	1.21
Total	$83,537	72,969

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$6,040
Mortality & expense charges			(1,094)
Net investment income (loss)			4,946

Gain (loss) on investments:
Net realized gain (loss)			208
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(17,498)
Net gain (loss)			(17,290)

Increase (decrease) in net assets from operations			$(12,344)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,946	$9,617
Net realized gain (loss)		208	20,928
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(17,498)	(10,634)

Increase (decrease) in net assets from operations		(12,344)	19,911

Contract owner transactions:
Proceeds from units sold		13,553	12,869
Cost of units redeemed		(21,013)	(182,662)
Account charges		(27)	(4)
Increase (decrease)		(7,487)	(169,797)
Net increase (decrease)		(19,831)	(149,886)
Net assets, beginning		103,368	253,254
Net assets, ending		$83,537	$103,368

Units sold		11,355	10,285
Units redeemed		(17,272)	(152,012)
Net increase (decrease)		(5,917)	(141,727)
Units outstanding, beginning		78,886	220,613
Units outstanding, ending		72,969	78,886

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$445,836
Cost of units redeemed/account charges			(403,884)
Net investment income (loss)			28,959
Net realized gain (loss)			23,066
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(10,440)
Net assets			$83,537

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.14	73	$84	1.25%	-12.6%	12/31/2022	$1.16	0	$0	1.00%	-12.4%	12/31/2022	$1.17	0	$0	0.75%	-12.2%
12/31/2021	1.31	79	103	1.25%	14.1%	12/31/2021	1.32	0	0	1.00%	14.4%	12/31/2021	1.33	0	0	0.75%	14.7%
12/31/2020	1.15	221	253	1.25%	7.1%	12/31/2020	1.16	0	0	1.00%	7.3%	12/31/2020	1.16	0	0	0.75%	7.6%
12/31/2019	1.07	275	295	1.25%	10.8%	12/31/2019	1.08	0	0	1.00%	11.1%	12/31/2019	1.08	0	0	0.75%	11.4%
12/31/2018	0.97	88	85	1.25%	-3.2%	12/31/2018	0.97	0	0	1.00%	-3.1%	12/31/2018	0.97	0	0	0.75%	-3.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.18	0	$0	0.50%	-12.0%	12/31/2022	$1.20	0	$0	0.25%	-11.8%	12/31/2022	$1.21	0	$0	0.00%	-11.5%
12/31/2021	1.35	0	0	0.50%	15.0%	12/31/2021	1.36	0	0	0.25%	15.3%	12/31/2021	1.37	0	0	0.00%	15.6%
12/31/2020	1.17	0	0	0.50%	7.9%	12/31/2020	1.18	0	0	0.25%	8.1%	12/31/2020	1.18	0	0	0.00%	8.4%
12/31/2019	1.08	0	0	0.50%	11.7%	12/31/2019	1.09	0	0	0.25%	11.9%	12/31/2019	1.09	0	0	0.00%	12.2%
12/31/2018	0.97	0	0	0.50%	-2.9%	12/31/2018	0.97	0	0	0.25%	-2.7%	12/31/2018	0.97	0	0	0.00%	-2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	6.5%
2021	6.2%
2020	3.2%
2019	4.3%
2018	7.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Intl Bond Fund (U.S. Dollar-Hedged) Inst Class - 06-3MJ

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$248,617	$276,968	26,903
Receivables: investments sold	1,587
Payables: investments purchased	-
Net assets	$250,204

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$250,204	258,871	$0.97
Band 100	-	-	0.98
Band 75	-	-	0.99
Band 50	-	-	1.00
Band 25	-	-	1.01
Band 0	-	-	1.02
Total	$250,204	258,871

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$4,936
Mortality & expense charges			(2,448)
Net investment income (loss)			2,488

Gain (loss) on investments:
Net realized gain (loss)			(1,592)
Realized gain distributions			4,484
Net change in unrealized appreciation (depreciation)			(25,147)
Net gain (loss)			(22,255)

Increase (decrease) in net assets from operations			$(19,767)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,488	$626
Net realized gain (loss)		(1,592)	968
Realized gain distributions		4,484	-
Net change in unrealized appreciation (depreciation)		(25,147)	(5,992)

Increase (decrease) in net assets from operations		(19,767)	(4,398)

Contract owner transactions:
Proceeds from units sold		124,008	43,203
Cost of units redeemed		(14,919)	(34,280)
Account charges		(250)	(35)
Increase (decrease)		108,839	8,888
Net increase (decrease)		89,072	4,490
Net assets, beginning		161,132	156,642
Net assets, ending		$250,204	$161,132

Units sold		127,367	52,581
Units redeemed		(16,930)	(44,272)
Net increase (decrease)		110,437	8,309
Units outstanding, beginning		148,434	140,125
Units outstanding, ending		258,871	148,434

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$484,226
Cost of units redeemed/account charges			(216,317)
Net investment income (loss)			4,647
Net realized gain (loss)			1,515
Realized gain distributions			4,484
Net change in unrealized appreciation (depreciation)			(28,351)
Net assets			$250,204

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.97	259	$250	1.25%	-11.0%	12/31/2022	$0.98	0	$0	1.00%	-10.7%	12/31/2022	$0.99	0	$0	0.75%	-10.5%
12/31/2021	1.09	148	161	1.25%	-2.9%	12/31/2021	1.09	0	0	1.00%	-2.6%	12/31/2021	1.10	0	0	0.75%	-2.4%
12/31/2020	1.12	140	157	1.25%	4.9%	12/31/2020	1.12	0	0	1.00%	5.1%	12/31/2020	1.13	0	0	0.75%	5.4%
12/31/2019	1.07	0	0	1.25%	6.0%	12/31/2019	1.07	0	0	1.00%	6.3%	12/31/2019	1.07	0	0	0.75%	6.5%
12/31/2018	1.01	0	0	1.25%	0.5%	12/31/2018	1.01	0	0	1.00%	0.6%	12/31/2018	1.01	0	0	0.75%	0.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.00	0	$0	0.50%	-10.3%	12/31/2022	$1.01	0	$0	0.25%	-10.1%	12/31/2022	$1.02	0	$0	0.00%	-9.8%
12/31/2021	1.11	0	0	0.50%	-2.2%	12/31/2021	1.12	0	0	0.25%	-1.9%	12/31/2021	1.13	0	0	0.00%	-1.7%
12/31/2020	1.14	0	0	0.50%	5.7%	12/31/2020	1.14	0	0	0.25%	5.9%	12/31/2020	1.15	0	0	0.00%	6.2%
12/31/2019	1.08	0	0	0.50%	6.8%	12/31/2019	1.08	0	0	0.25%	7.1%	12/31/2019	1.08	0	0	0.00%	7.3%
12/31/2018	1.01	0	0	0.50%	0.7%	12/31/2018	1.01	0	0	0.25%	0.7%	12/31/2018	1.01	0	0	0.00%	0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.4%
2021	1.5%
2020	3.1%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Long Duration Total Return Fund A Class - 06-33M (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.92
Band 100	-	-	0.93
Band 75	-	-	0.95
Band 50	-	-	0.96
Band 25	-	-	0.97
Band 0	-	-	0.98
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.92	0	$0	1.25%	-28.8%	12/31/2022	$0.93	0	$0	1.00%	-28.6%	12/31/2022	$0.95	0	$0	0.75%	-28.4%
12/31/2021	1.30	0	0	1.25%	-3.1%	12/31/2021	1.31	0	0	1.00%	-2.9%	12/31/2021	1.32	0	0	0.75%	-2.7%
12/31/2020	1.34	0	0	1.25%	16.0%	12/31/2020	1.35	0	0	1.00%	16.3%	12/31/2020	1.36	0	0	0.75%	16.5%
12/31/2019	1.15	0	0	1.25%	16.6%	12/31/2019	1.16	0	0	1.00%	16.9%	12/31/2019	1.17	0	0	0.75%	17.2%
12/31/2018	0.99	0	0	1.25%	-1.0%	12/31/2018	0.99	0	0	1.00%	-0.8%	12/31/2018	0.99	0	0	0.75%	-0.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.96	0	$0	0.50%	-28.2%	12/31/2022	$0.97	0	$0	0.25%	-28.1%	12/31/2022	$0.98	0	$0	0.00%	-27.9%
12/31/2021	1.33	0	0	0.50%	-2.4%	12/31/2021	1.35	0	0	0.25%	-2.2%	12/31/2021	1.36	0	0	0.00%	-1.9%
12/31/2020	1.37	0	0	0.50%	16.8%	12/31/2020	1.38	0	0	0.25%	17.1%	12/31/2020	1.39	0	0	0.00%	17.4%
12/31/2019	1.17	0	0	0.50%	17.5%	12/31/2019	1.18	0	0	0.25%	17.8%	12/31/2019	1.18	0	0	0.00%	18.1%
12/31/2018	1.00	0	0	0.50%	-0.4%	12/31/2018	1.00	0	0	0.25%	-0.2%	12/31/2018	1.00	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Long-Term U.S. Government Fund A Class - 06-33N (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.86
Band 100	-	-	0.87
Band 75	-	-	0.88
Band 50	-	-	0.90
Band 25	-	-	0.91
Band 0	-	-	0.92
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.86	0	$0	1.25%	-30.1%	12/31/2022	$0.87	0	$0	1.00%	-29.9%	12/31/2022	$0.88	0	$0	0.75%	-29.8%
12/31/2021	1.24	0	0	1.25%	-6.1%	12/31/2021	1.25	0	0	1.00%	-5.8%	12/31/2021	1.26	0	0	0.75%	-5.6%
12/31/2020	1.32	0	0	1.25%	16.1%	12/31/2020	1.33	0	0	1.00%	16.4%	12/31/2020	1.33	0	0	0.75%	16.7%
12/31/2019	1.13	0	0	1.25%	11.7%	12/31/2019	1.14	0	0	1.00%	11.9%	12/31/2019	1.14	0	0	0.75%	12.2%
12/31/2018	1.02	0	0	1.25%	1.5%	12/31/2018	1.02	0	0	1.00%	1.7%	12/31/2018	1.02	0	0	0.75%	1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.90	0	$0	0.50%	-29.6%	12/31/2022	$0.91	0	$0	0.25%	-29.4%	12/31/2022	$0.92	0	$0	0.00%	-29.2%
12/31/2021	1.27	0	0	0.50%	-5.4%	12/31/2021	1.28	0	0	0.25%	-5.1%	12/31/2021	1.30	0	0	0.00%	-4.9%
12/31/2020	1.34	0	0	0.50%	17.0%	12/31/2020	1.35	0	0	0.25%	17.3%	12/31/2020	1.36	0	0	0.00%	17.6%
12/31/2019	1.15	0	0	0.50%	12.5%	12/31/2019	1.15	0	0	0.25%	12.8%	12/31/2019	1.16	0	0	0.00%	13.1%
12/31/2018	1.02	0	0	0.50%	2.1%	12/31/2018	1.02	0	0	0.25%	2.3%	12/31/2018	1.03	0	0	0.00%	2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus AllianzGI Small Cap R6 Class - 06-3YT

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,451	$10,691	476
Receivables: investments sold	-
Payables: investments purchased	(7)
Net assets	$9,444

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,444	8,087	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	-	-	1.22
Total	$9,444	8,087

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$60
Mortality & expense charges			(86)
Net investment income (loss)			(26)

Gain (loss) on investments:
Net realized gain (loss)			(42)
Realized gain distributions			394
Net change in unrealized appreciation (depreciation)			(1,138)
Net gain (loss)			(786)

Increase (decrease) in net assets from operations			$(812)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(26)	$1
Net realized gain (loss)		(42)	-
Realized gain distributions		394	92
Net change in unrealized appreciation (depreciation)		(1,138)	(102)

Increase (decrease) in net assets from operations		(812)	(9)

Contract owner transactions:
Proceeds from units sold		9,290	1,000
Cost of units redeemed		-	-
Account charges		(24)	(1)
Increase (decrease)		9,266	999
Net increase (decrease)		8,454	990
Net assets, beginning		990	-
Net assets, ending		$9,444	$990

Units sold		7,422	687
Units redeemed		(21)	(1)
Net increase (decrease)		7,401	686
Units outstanding, beginning		686	-
Units outstanding, ending		8,087	686

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$13,941
Cost of units redeemed/account charges			(3,306)
Net investment income (loss)			(41)
Net realized gain (loss)			(396)
Realized gain distributions			486
Net change in unrealized appreciation (depreciation)			(1,240)
Net assets			$9,444

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.17	8	$9	1.25%	-19.1%	12/31/2022	$1.18	0	$0	1.00%	-18.9%	12/31/2022	$1.19	0	$0	0.75%	-18.7%
12/31/2021	1.44	1	1	1.25%	17.9%	12/31/2021	1.45	0	0	1.00%	18.2%	12/31/2021	1.46	0	0	0.75%	18.5%
12/31/2020	1.22	0	0	1.25%	15.6%	12/31/2020	1.23	0	0	1.00%	15.9%	12/31/2020	1.23	0	0	0.75%	16.2%
12/31/2019	1.06	0	0	1.25%	5.9%	12/31/2019	1.06	0	0	1.00%	6.1%	12/31/2019	1.06	0	0	0.75%	6.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.20	0	$0	0.50%	-18.5%	12/31/2022	$1.21	0	$0	0.25%	-18.3%	12/31/2022	$1.22	0	$0	0.00%	-18.1%
12/31/2021	1.47	0	0	0.50%	18.8%	12/31/2021	1.48	0	0	0.25%	19.0%	12/31/2021	1.49	0	0	0.00%	19.3%
12/31/2020	1.24	0	0	0.50%	16.5%	12/31/2020	1.24	0	0	0.25%	16.8%	12/31/2020	1.25	0	0	0.00%	17.1%
12/31/2019	1.06	0	0	0.50%	6.3%	12/31/2019	1.06	0	0	0.25%	6.5%	12/31/2019	1.07	0	0	0.00%	6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.2%
2021	0.4%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Global Bond Opp Fund (U.S. Dollar-Hedged) Inst Class - 06-4CM (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.98
Band 100	-	-	0.99
Band 75	-	-	0.99
Band 50	-	-	1.00
Band 25	-	-	1.01
Band 0	-	-	1.02
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.98	0	$0	1.25%	-6.5%	12/31/2022	$0.99	0	$0	1.00%	-6.3%	12/31/2022	$0.99	0	$0	0.75%	-6.1%
12/31/2021	1.05	0	0	1.25%	-1.8%	12/31/2021	1.05	0	0	1.00%	-1.5%	12/31/2021	1.06	0	0	0.75%	-1.3%
12/31/2020	1.06	0	0	1.25%	6.0%	12/31/2020	1.07	0	0	1.00%	6.3%	12/31/2020	1.07	0	0	0.75%	6.5%
12/31/2019	1.00	0	0	1.25%	0.4%	12/31/2019	1.00	0	0	1.00%	0.5%	12/31/2019	1.01	0	0	0.75%	0.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.00	0	$0	0.50%	-5.8%	12/31/2022	$1.01	0	$0	0.25%	-5.6%	12/31/2022	$1.02	0	$0	0.00%	-5.4%
12/31/2021	1.06	0	0	0.50%	-1.0%	12/31/2021	1.07	0	0	0.25%	-0.8%	12/31/2021	1.08	0	0	0.00%	-0.5%
12/31/2020	1.07	0	0	0.50%	6.8%	12/31/2020	1.08	0	0	0.25%	7.1%	12/31/2020	1.08	0	0	0.00%	7.3%
12/31/2019	1.01	0	0	0.50%	0.6%	12/31/2019	1.01	0	0	0.25%	0.7%	12/31/2019	1.01	0	0	0.00%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO StocksPLUS International Fund (U.S. Dollar-Hedged) Inst Class - 06-3WR

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$533,927	$570,066	71,636
Receivables: investments sold	-
Payables: investments purchased	(232)
Net assets	$533,695

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$533,695	456,152	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	-	-	1.23
Total	$533,695	456,152

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$28,665
Mortality & expense charges			(6,205)
Net investment income (loss)			22,460

Gain (loss) on investments:
Net realized gain (loss)			325
Realized gain distributions			22,737
Net change in unrealized appreciation (depreciation)			(105,931)
Net gain (loss)			(82,869)

Increase (decrease) in net assets from operations			$(60,409)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$22,460	$35,081
Net realized gain (loss)		325	3,652
Realized gain distributions		22,737	-
Net change in unrealized appreciation (depreciation)		(105,931)	44,290

Increase (decrease) in net assets from operations		(60,409)	83,023

Contract owner transactions:
Proceeds from units sold		78,316	91,577
Cost of units redeemed		(93,386)	(29,754)
Account charges		(1,178)	(1,268)
Increase (decrease)		(16,248)	60,555
Net increase (decrease)		(76,657)	143,578
Net assets, beginning		610,352	466,774
Net assets, ending		$533,695	$610,352

Units sold		67,010	74,681
Units redeemed		(80,597)	(24,994)
Net increase (decrease)		(13,587)	49,687
Units outstanding, beginning		469,739	420,052
Units outstanding, ending		456,152	469,739

* Date of Fund Inception into Variable Account: 4 /25 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,007,440
Cost of units redeemed/account charges			(527,930)
Net investment income (loss)			63,668
Net realized gain (loss)			(4,616)
Realized gain distributions			31,272
Net change in unrealized appreciation (depreciation)			(36,139)
Net assets			$533,695

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.17	456	$534	1.25%	-10.0%	12/31/2022	$1.18	0	$0	1.00%	-9.7%	12/31/2022	$1.19	0	$0	0.75%	-9.5%
12/31/2021	1.30	470	610	1.25%	16.9%	12/31/2021	1.31	0	0	1.00%	17.2%	12/31/2021	1.32	0	0	0.75%	17.5%
12/31/2020	1.11	420	467	1.25%	3.2%	12/31/2020	1.12	0	0	1.00%	3.5%	12/31/2020	1.12	0	0	0.75%	3.7%
12/31/2019	1.08	333	359	1.25%	7.6%	12/31/2019	1.08	0	0	1.00%	7.8%	12/31/2019	1.08	0	0	0.75%	8.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.20	0	$0	0.50%	-9.3%	12/31/2022	$1.21	0	$0	0.25%	-9.1%	12/31/2022	$1.23	0	$0	0.00%	-8.8%
12/31/2021	1.33	0	0	0.50%	17.8%	12/31/2021	1.33	0	0	0.25%	18.1%	12/31/2021	1.34	0	0	0.00%	18.4%
12/31/2020	1.13	0	0	0.50%	4.0%	12/31/2020	1.13	0	0	0.25%	4.3%	12/31/2020	1.13	0	0	0.00%	4.5%
12/31/2019	1.08	0	0	0.50%	8.2%	12/31/2019	1.08	0	0	0.25%	8.4%	12/31/2019	1.09	0	0	0.00%	8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	5.0%
2021	7.7%
2020	1.3%
2019	3.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO GNMA and Government Securities Fund Inst Class - 06-49W (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.89
Band 100	-	-	0.90
Band 75	-	-	0.90
Band 50	-	-	0.91
Band 25	-	-	0.92
Band 0	-	-	0.93
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.89	0	$0	1.25%	-14.1%	12/31/2022	$0.90	0	$0	1.00%	-13.8%	12/31/2022	$0.90	0	$0	0.75%	-13.6%
12/31/2021	1.03	0	0	1.25%	-1.9%	12/31/2021	1.04	0	0	1.00%	-1.6%	12/31/2021	1.05	0	0	0.75%	-1.4%
12/31/2020	1.05	0	0	1.25%	4.5%	12/31/2020	1.06	0	0	1.00%	4.8%	12/31/2020	1.06	0	0	0.75%	5.0%
12/31/2019	1.01	0	0	1.25%	0.8%	12/31/2019	1.01	0	0	1.00%	0.9%	12/31/2019	1.01	0	0	0.75%	0.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.91	0	$0	0.50%	-13.4%	12/31/2022	$0.92	0	$0	0.25%	-13.2%	12/31/2022	$0.93	0	$0	0.00%	-13.0%
12/31/2021	1.05	0	0	0.50%	-1.1%	12/31/2021	1.06	0	0	0.25%	-0.9%	12/31/2021	1.06	0	0	0.00%	-0.6%
12/31/2020	1.06	0	0	0.50%	5.3%	12/31/2020	1.07	0	0	0.25%	5.5%	12/31/2020	1.07	0	0	0.00%	5.8%
12/31/2019	1.01	0	0	0.50%	1.0%	12/31/2019	1.01	0	0	0.25%	1.1%	12/31/2019	1.01	0	0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend 2025 Inst Class - 06-49F

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$275,342	$285,327	25,334
Receivables: investments sold	45
Payables: investments purchased	-
Net assets	$275,387

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$275,387	256,587	$1.07
Band 100	-	-	1.08
Band 75	-	-	1.09
Band 50	-	-	1.10
Band 25	-	-	1.11
Band 0	-	-	1.12
Total	$275,387	256,587

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$4,884
Mortality & expense charges			(1,548)
Net investment income (loss)			3,336

Gain (loss) on investments:
Net realized gain (loss)			(599)
Realized gain distributions			4,512
Net change in unrealized appreciation (depreciation)			(9,985)
Net gain (loss)			(6,072)

Increase (decrease) in net assets from operations			$(2,736)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,336	$-
Net realized gain (loss)		(599)	-
Realized gain distributions		4,512	-
Net change in unrealized appreciation (depreciation)		(9,985)	-

Increase (decrease) in net assets from operations		(2,736)	-

Contract owner transactions:
Proceeds from units sold		327,688	-
Cost of units redeemed		(49,301)	-
Account charges		(264)	-
Increase (decrease)		278,123	-
Net increase (decrease)		275,387	-
Net assets, beginning		-	-
Net assets, ending		$275,387	$-

Units sold		305,526	-
Units redeemed		(48,939)	-
Net increase (decrease)		256,587	-
Units outstanding, beginning		-	-
Units outstanding, ending		256,587	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$327,688
Cost of units redeemed/account charges			(49,565)
Net investment income (loss)			3,336
Net realized gain (loss)			(599)
Realized gain distributions			4,512
Net change in unrealized appreciation (depreciation)			(9,985)
Net assets			$275,387

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.07	257	$275	1.25%	-17.9%	12/31/2022	$1.08	0	$0	1.00%	-17.7%	12/31/2022	$1.09	0	$0	0.75%	-17.5%
12/31/2021	1.31	0	0	1.25%	9.6%	12/31/2021	1.31	0	0	1.00%	9.8%	12/31/2021	1.32	0	0	0.75%	10.1%
12/31/2020	1.19	0	0	1.25%	13.7%	12/31/2020	1.20	0	0	1.00%	14.0%	12/31/2020	1.20	0	0	0.75%	14.3%
12/31/2019	1.05	0	0	1.25%	4.9%	12/31/2019	1.05	0	0	1.00%	5.0%	12/31/2019	1.05	0	0	0.75%	5.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.10	0	$0	0.50%	-17.3%	12/31/2022	$1.11	0	$0	0.25%	-17.0%	12/31/2022	$1.12	0	$0	0.00%	-16.8%
12/31/2021	1.33	0	0	0.50%	10.4%	12/31/2021	1.34	0	0	0.25%	10.7%	12/31/2021	1.35	0	0	0.00%	10.9%
12/31/2020	1.20	0	0	0.50%	14.6%	12/31/2020	1.21	0	0	0.25%	14.8%	12/31/2020	1.21	0	0	0.00%	15.1%
12/31/2019	1.05	0	0	0.50%	5.2%	12/31/2019	1.05	0	0	0.25%	5.3%	12/31/2019	1.05	0	0	0.00%	5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.5%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend 2030 Inst Class - 06-49G

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$990,141	$1,026,011	87,274
Receivables: investments sold	419
Payables: investments purchased	-
Net assets	$990,560

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$990,560	909,204	$1.09
Band 100	-	-	1.10
Band 75	-	-	1.11
Band 50	-	-	1.12
Band 25	-	-	1.13
Band 0	-	-	1.14
Total	$990,560	909,204

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$15,703
Mortality & expense charges			(6,183)
Net investment income (loss)			9,520

Gain (loss) on investments:
Net realized gain (loss)			(14)
Realized gain distributions			15,074
Net change in unrealized appreciation (depreciation)			(35,870)
Net gain (loss)			(20,810)

Increase (decrease) in net assets from operations			$(11,290)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,520	$-
Net realized gain (loss)		(14)	-
Realized gain distributions		15,074	-
Net change in unrealized appreciation (depreciation)		(35,870)	-

Increase (decrease) in net assets from operations		(11,290)	-

Contract owner transactions:
Proceeds from units sold		1,003,613	-
Cost of units redeemed		(1,533)	-
Account charges		(230)	-
Increase (decrease)		1,001,850	-
Net increase (decrease)		990,560	-
Net assets, beginning		-	-
Net assets, ending		$990,560	$-

Units sold		912,218	-
Units redeemed		(3,014)	-
Net increase (decrease)		909,204	-
Units outstanding, beginning		-	-
Units outstanding, ending		909,204	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,003,613
Cost of units redeemed/account charges			(1,763)
Net investment income (loss)			9,520
Net realized gain (loss)			(14)
Realized gain distributions			15,074
Net change in unrealized appreciation (depreciation)			(35,870)
Net assets			$990,560

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.09	909	$991	1.25%	-18.5%	12/31/2022	$1.10	0	$0	1.00%	-18.3%	12/31/2022	$1.11	0	$0	0.75%	-18.1%
12/31/2021	1.34	0	0	1.25%	11.6%	12/31/2021	1.34	0	0	1.00%	11.8%	12/31/2021	1.35	0	0	0.75%	12.1%
12/31/2020	1.20	0	0	1.25%	12.9%	12/31/2020	1.20	0	0	1.00%	13.1%	12/31/2020	1.21	0	0	0.75%	13.4%
12/31/2019	1.06	0	0	1.25%	6.2%	12/31/2019	1.06	0	0	1.00%	6.3%	12/31/2019	1.06	0	0	0.75%	6.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.12	0	$0	0.50%	-17.9%	12/31/2022	$1.13	0	$0	0.25%	-17.7%	12/31/2022	$1.14	0	$0	0.00%	-17.5%
12/31/2021	1.36	0	0	0.50%	12.4%	12/31/2021	1.37	0	0	0.25%	12.7%	12/31/2021	1.38	0	0	0.00%	13.0%
12/31/2020	1.21	0	0	0.50%	13.7%	12/31/2020	1.21	0	0	0.25%	14.0%	12/31/2020	1.22	0	0	0.00%	14.3%
12/31/2019	1.06	0	0	0.50%	6.4%	12/31/2019	1.07	0	0	0.25%	6.5%	12/31/2019	1.07	0	0	0.00%	6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.2%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend 2035 Inst Class - 06-49H

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$418,260	$424,359	35,204
Receivables: investments sold	-
Payables: investments purchased	(31)
Net assets	$418,229

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$418,229	372,592	$1.12
Band 100	-	-	1.13
Band 75	-	-	1.14
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.17
Total	$418,229	372,592

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$6,258
Mortality & expense charges			(2,032)
Net investment income (loss)			4,226

Gain (loss) on investments:
Net realized gain (loss)			33
Realized gain distributions			5,274
Net change in unrealized appreciation (depreciation)			(6,099)
Net gain (loss)			(792)

Increase (decrease) in net assets from operations			$3,434

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,226	$-
Net realized gain (loss)		33	-
Realized gain distributions		5,274	-
Net change in unrealized appreciation (depreciation)		(6,099)	-

Increase (decrease) in net assets from operations		3,434	-

Contract owner transactions:
Proceeds from units sold		531,394	-
Cost of units redeemed		(116,222)	-
Account charges		(377)	-
Increase (decrease)		414,795	-
Net increase (decrease)		418,229	-
Net assets, beginning		-	-
Net assets, ending		$418,229	$-

Units sold		482,264	-
Units redeemed		(109,672)	-
Net increase (decrease)		372,592	-
Units outstanding, beginning		-	-
Units outstanding, ending		372,592	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$531,394
Cost of units redeemed/account charges			(116,599)
Net investment income (loss)			4,226
Net realized gain (loss)			33
Realized gain distributions			5,274
Net change in unrealized appreciation (depreciation)			(6,099)
Net assets			$418,229

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.12	373	$418	1.25%	-18.1%	12/31/2022	$1.13	0	$0	1.00%	-17.9%	12/31/2022	$1.14	0	$0	0.75%	-17.7%
12/31/2021	1.37	0	0	1.25%	13.6%	12/31/2021	1.38	0	0	1.00%	13.9%	12/31/2021	1.39	0	0	0.75%	14.2%
12/31/2020	1.21	0	0	1.25%	12.3%	12/31/2020	1.21	0	0	1.00%	12.6%	12/31/2020	1.21	0	0	0.75%	12.9%
12/31/2019	1.07	0	0	1.25%	7.4%	12/31/2019	1.07	0	0	1.00%	7.5%	12/31/2019	1.08	0	0	0.75%	7.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.15	0	$0	0.50%	-17.5%	12/31/2022	$1.16	0	$0	0.25%	-17.3%	12/31/2022	$1.17	0	$0	0.00%	-17.1%
12/31/2021	1.39	0	0	0.50%	14.5%	12/31/2021	1.40	0	0	0.25%	14.8%	12/31/2021	1.41	0	0	0.00%	15.1%
12/31/2020	1.22	0	0	0.50%	13.2%	12/31/2020	1.22	0	0	0.25%	13.4%	12/31/2020	1.23	0	0	0.00%	13.7%
12/31/2019	1.08	0	0	0.50%	7.7%	12/31/2019	1.08	0	0	0.25%	7.8%	12/31/2019	1.08	0	0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend 2040 Inst Class - 06-49J

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$586,136	$591,209	47,761
Receivables: investments sold	-
Payables: investments purchased	(106)
Net assets	$586,030

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$586,030	510,527	$1.15
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$586,030	510,527

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$7,556
Mortality & expense charges			(2,730)
Net investment income (loss)			4,826

Gain (loss) on investments:
Net realized gain (loss)			533
Realized gain distributions			7,303
Net change in unrealized appreciation (depreciation)			(5,073)
Net gain (loss)			2,763

Increase (decrease) in net assets from operations			$7,589

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,826	$-
Net realized gain (loss)		533	-
Realized gain distributions		7,303	-
Net change in unrealized appreciation (depreciation)		(5,073)	-

Increase (decrease) in net assets from operations		7,589	-

Contract owner transactions:
Proceeds from units sold		806,295	-
Cost of units redeemed		(227,075)	-
Account charges		(779)	-
Increase (decrease)		578,441	-
Net increase (decrease)		586,030	-
Net assets, beginning		-	-
Net assets, ending		$586,030	$-

Units sold		722,956	-
Units redeemed		(212,429)	-
Net increase (decrease)		510,527	-
Units outstanding, beginning		-	-
Units outstanding, ending		510,527	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$806,295
Cost of units redeemed/account charges			(227,854)
Net investment income (loss)			4,826
Net realized gain (loss)			533
Realized gain distributions			7,303
Net change in unrealized appreciation (depreciation)			(5,073)
Net assets			$586,030

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.15	511	$586	1.25%	-18.2%	12/31/2022	$1.16	0	$0	1.00%	-18.0%	12/31/2022	$1.17	0	$0	0.75%	-17.8%
12/31/2021	1.40	0	0	1.25%	15.2%	12/31/2021	1.41	0	0	1.00%	15.4%	12/31/2021	1.42	0	0	0.75%	15.7%
12/31/2020	1.22	0	0	1.25%	12.4%	12/31/2020	1.22	0	0	1.00%	12.7%	12/31/2020	1.23	0	0	0.75%	13.0%
12/31/2019	1.08	0	0	1.25%	8.4%	12/31/2019	1.09	0	0	1.00%	8.5%	12/31/2019	1.09	0	0	0.75%	8.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.18	0	$0	0.50%	-17.6%	12/31/2022	$1.19	0	$0	0.25%	-17.4%	12/31/2022	$1.20	0	$0	0.00%	-17.2%
12/31/2021	1.43	0	0	0.50%	16.0%	12/31/2021	1.44	0	0	0.25%	16.3%	12/31/2021	1.44	0	0	0.00%	16.6%
12/31/2020	1.23	0	0	0.50%	13.2%	12/31/2020	1.23	0	0	0.25%	13.5%	12/31/2020	1.24	0	0	0.00%	13.8%
12/31/2019	1.09	0	0	0.50%	8.7%	12/31/2019	1.09	0	0	0.25%	8.8%	12/31/2019	1.09	0	0	0.00%	8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.6%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend 2045 Inst Class - 06-49K

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$492,820	$495,529	39,577
Receivables: investments sold	-
Payables: investments purchased	(86)
Net assets	$492,734

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$492,734	422,750	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	-	-	1.22
Total	$492,734	422,750

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$5,770
Mortality & expense charges			(2,203)
Net investment income (loss)			3,567

Gain (loss) on investments:
Net realized gain (loss)			(6)
Realized gain distributions			5,982
Net change in unrealized appreciation (depreciation)			(2,709)
Net gain (loss)			3,267

Increase (decrease) in net assets from operations			$6,834

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,567	$-
Net realized gain (loss)		(6)	-
Realized gain distributions		5,982	-
Net change in unrealized appreciation (depreciation)		(2,709)	-

Increase (decrease) in net assets from operations		6,834	-

Contract owner transactions:
Proceeds from units sold		680,094	-
Cost of units redeemed		(193,628)	-
Account charges		(566)	-
Increase (decrease)		485,900	-
Net increase (decrease)		492,734	-
Net assets, beginning		-	-
Net assets, ending		$492,734	$-

Units sold		596,971	-
Units redeemed		(174,221)	-
Net increase (decrease)		422,750	-
Units outstanding, beginning		-	-
Units outstanding, ending		422,750	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$680,094
Cost of units redeemed/account charges			(194,194)
Net investment income (loss)			3,567
Net realized gain (loss)			(6)
Realized gain distributions			5,982
Net change in unrealized appreciation (depreciation)			(2,709)
Net assets			$492,734

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.17	423	$493	1.25%	-18.3%	12/31/2022	$1.18	0	$0	1.00%	-18.1%	12/31/2022	$1.19	0	$0	0.75%	-17.9%
12/31/2021	1.43	0	0	1.25%	16.2%	12/31/2021	1.44	0	0	1.00%	16.5%	12/31/2021	1.44	0	0	0.75%	16.8%
12/31/2020	1.23	0	0	1.25%	12.5%	12/31/2020	1.23	0	0	1.00%	12.8%	12/31/2020	1.24	0	0	0.75%	13.1%
12/31/2019	1.09	0	0	1.25%	9.1%	12/31/2019	1.09	0	0	1.00%	9.2%	12/31/2019	1.09	0	0	0.75%	9.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.20	0	$0	0.50%	-17.7%	12/31/2022	$1.21	0	$0	0.25%	-17.5%	12/31/2022	$1.22	0	$0	0.00%	-17.3%
12/31/2021	1.45	0	0	0.50%	17.1%	12/31/2021	1.46	0	0	0.25%	17.4%	12/31/2021	1.47	0	0	0.00%	17.7%
12/31/2020	1.24	0	0	0.50%	13.4%	12/31/2020	1.24	0	0	0.25%	13.7%	12/31/2020	1.25	0	0	0.00%	13.9%
12/31/2019	1.09	0	0	0.50%	9.4%	12/31/2019	1.09	0	0	0.25%	9.4%	12/31/2019	1.10	0	0	0.00%	9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.3%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend 2050 Inst Class - 06-49M

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$310,826	$315,315	24,667
Receivables: investments sold	-
Payables: investments purchased	(14)
Net assets	$310,812

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$310,812	264,367	$1.18
Band 100	-	-	1.19
Band 75	-	-	1.20
Band 50	-	-	1.21
Band 25	-	-	1.22
Band 0	-	-	1.23
Total	$310,812	264,367

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$3,642
Mortality & expense charges			(1,916)
Net investment income (loss)			1,726

Gain (loss) on investments:
Net realized gain (loss)			699
Realized gain distributions			3,708
Net change in unrealized appreciation (depreciation)			(4,489)
Net gain (loss)			(82)

Increase (decrease) in net assets from operations			$1,644

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,726	$-
Net realized gain (loss)		699	-
Realized gain distributions		3,708	-
Net change in unrealized appreciation (depreciation)		(4,489)	-

Increase (decrease) in net assets from operations		1,644	-

Contract owner transactions:
Proceeds from units sold		353,482	-
Cost of units redeemed		(43,649)	-
Account charges		(665)	-
Increase (decrease)		309,168	-
Net increase (decrease)		310,812	-
Net assets, beginning		-	-
Net assets, ending		$310,812	$-

Units sold		303,516	-
Units redeemed		(39,149)	-
Net increase (decrease)		264,367	-
Units outstanding, beginning		-	-
Units outstanding, ending		264,367	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$353,482
Cost of units redeemed/account charges			(44,314)
Net investment income (loss)			1,726
Net realized gain (loss)			699
Realized gain distributions			3,708
Net change in unrealized appreciation (depreciation)			(4,489)
Net assets			$310,812

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.18	264	$311	1.25%	-18.3%	12/31/2022	$1.19	0	$0	1.00%	-18.1%	12/31/2022	$1.20	0	$0	0.75%	-17.9%
12/31/2021	1.44	0	0	1.25%	17.0%	12/31/2021	1.45	0	0	1.00%	17.3%	12/31/2021	1.46	0	0	0.75%	17.6%
12/31/2020	1.23	0	0	1.25%	12.3%	12/31/2020	1.23	0	0	1.00%	12.6%	12/31/2020	1.24	0	0	0.75%	12.9%
12/31/2019	1.10	0	0	1.25%	9.5%	12/31/2019	1.10	0	0	1.00%	9.6%	12/31/2019	1.10	0	0	0.75%	9.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.21	0	$0	0.50%	-17.7%	12/31/2022	$1.22	0	$0	0.25%	-17.5%	12/31/2022	$1.23	0	$0	0.00%	-17.3%
12/31/2021	1.46	0	0	0.50%	17.9%	12/31/2021	1.47	0	0	0.25%	18.2%	12/31/2021	1.48	0	0	0.00%	18.5%
12/31/2020	1.24	0	0	0.50%	13.2%	12/31/2020	1.25	0	0	0.25%	13.4%	12/31/2020	1.25	0	0	0.00%	13.7%
12/31/2019	1.10	0	0	0.50%	9.8%	12/31/2019	1.10	0	0	0.25%	9.9%	12/31/2019	1.10	0	0	0.00%	10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.3%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend 2055 Inst Class - 06-49N

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$321,924	$320,610	25,224
Receivables: investments sold	-
Payables: investments purchased	(311)
Net assets	$321,613

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$321,613	273,418	$1.18
Band 100	-	-	1.19
Band 75	-	-	1.20
Band 50	-	-	1.21
Band 25	-	-	1.22
Band 0	-	-	1.23
Total	$321,613	273,418

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$3,640
Mortality & expense charges			(1,282)
Net investment income (loss)			2,358

Gain (loss) on investments:
Net realized gain (loss)			(214)
Realized gain distributions			3,375
Net change in unrealized appreciation (depreciation)			1,314
Net gain (loss)			4,475

Increase (decrease) in net assets from operations			$6,833

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,358	$-
Net realized gain (loss)		(214)	-
Realized gain distributions		3,375	-
Net change in unrealized appreciation (depreciation)		1,314	-

Increase (decrease) in net assets from operations		6,833	-

Contract owner transactions:
Proceeds from units sold		511,941	-
Cost of units redeemed		(196,142)	-
Account charges		(1,019)	-
Increase (decrease)		314,780	-
Net increase (decrease)		321,613	-
Net assets, beginning		-	-
Net assets, ending		$321,613	$-

Units sold		448,924	-
Units redeemed		(175,506)	-
Net increase (decrease)		273,418	-
Units outstanding, beginning		-	-
Units outstanding, ending		273,418	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$511,941
Cost of units redeemed/account charges			(197,161)
Net investment income (loss)			2,358
Net realized gain (loss)			(214)
Realized gain distributions			3,375
Net change in unrealized appreciation (depreciation)			1,314
Net assets			$321,613

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.18	273	$322	1.25%	-18.1%	12/31/2022	$1.19	0	$0	1.00%	-17.9%	12/31/2022	$1.20	0	$0	0.75%	-17.7%
12/31/2021	1.44	0	0	1.25%	17.3%	12/31/2021	1.45	0	0	1.00%	17.6%	12/31/2021	1.45	0	0	0.75%	17.8%
12/31/2020	1.23	0	0	1.25%	11.9%	12/31/2020	1.23	0	0	1.00%	12.2%	12/31/2020	1.23	0	0	0.75%	12.5%
12/31/2019	1.10	0	0	1.25%	9.5%	12/31/2019	1.10	0	0	1.00%	9.6%	12/31/2019	1.10	0	0	0.75%	9.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.21	0	$0	0.50%	-17.5%	12/31/2022	$1.22	0	$0	0.25%	-17.3%	12/31/2022	$1.23	0	$0	0.00%	-17.1%
12/31/2021	1.46	0	0	0.50%	18.1%	12/31/2021	1.47	0	0	0.25%	18.4%	12/31/2021	1.48	0	0	0.00%	18.7%
12/31/2020	1.24	0	0	0.50%	12.7%	12/31/2020	1.24	0	0	0.25%	13.0%	12/31/2020	1.25	0	0	0.00%	13.3%
12/31/2019	1.10	0	0	0.50%	9.8%	12/31/2019	1.10	0	0	0.25%	9.9%	12/31/2019	1.10	0	0	0.00%	10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.3%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend Inc Instl Class - 06-49P

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$312,523	$323,920	29,918
Receivables: investments sold	130
Payables: investments purchased	-
Net assets	$312,653

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$312,653	301,093	$1.04
Band 100	-	-	1.05
Band 75	-	-	1.06
Band 50	-	-	1.06
Band 25	-	-	1.07
Band 0	-	-	1.08
Total	$312,653	301,093

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$6,198
Mortality & expense charges			(1,910)
Net investment income (loss)			4,288

Gain (loss) on investments:
Net realized gain (loss)			53
Realized gain distributions			2,975
Net change in unrealized appreciation (depreciation)			(11,397)
Net gain (loss)			(8,369)

Increase (decrease) in net assets from operations			$(4,081)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,288	$-
Net realized gain (loss)		53	-
Realized gain distributions		2,975	-
Net change in unrealized appreciation (depreciation)		(11,397)	-

Increase (decrease) in net assets from operations		(4,081)	-

Contract owner transactions:
Proceeds from units sold		331,012	-
Cost of units redeemed		(14,177)	-
Account charges		(101)	-
Increase (decrease)		316,734	-
Net increase (decrease)		312,653	-
Net assets, beginning		-	-
Net assets, ending		$312,653	$-

Units sold		315,120	-
Units redeemed		(14,027)	-
Net increase (decrease)		301,093	-
Units outstanding, beginning		-	-
Units outstanding, ending		301,093	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$331,012
Cost of units redeemed/account charges			(14,278)
Net investment income (loss)			4,288
Net realized gain (loss)			53
Realized gain distributions			2,975
Net change in unrealized appreciation (depreciation)			(11,397)
Net assets			$312,653

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.04	301	$313	1.25%	-17.1%	12/31/2022	$1.05	0	$0	1.00%	-16.9%	12/31/2022	$1.06	0	$0	0.75%	-16.7%
12/31/2021	1.25	0	0	1.25%	7.6%	12/31/2021	1.26	0	0	1.00%	7.9%	12/31/2021	1.27	0	0	0.75%	8.2%
12/31/2020	1.16	0	0	1.25%	12.5%	12/31/2020	1.17	0	0	1.00%	12.8%	12/31/2020	1.17	0	0	0.75%	13.1%
12/31/2019	1.03	0	0	1.25%	3.5%	12/31/2019	1.04	0	0	1.00%	3.5%	12/31/2019	1.04	0	0	0.75%	3.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.06	0	$0	0.50%	-16.5%	12/31/2022	$1.07	0	$0	0.25%	-16.3%	12/31/2022	$1.08	0	$0	0.00%	-16.1%
12/31/2021	1.28	0	0	0.50%	8.4%	12/31/2021	1.28	0	0	0.25%	8.7%	12/31/2021	1.29	0	0	0.00%	9.0%
12/31/2020	1.18	0	0	0.50%	13.4%	12/31/2020	1.18	0	0	0.25%	13.7%	12/31/2020	1.18	0	0	0.00%	14.0%
12/31/2019	1.04	0	0	0.50%	3.7%	12/31/2019	1.04	0	0	0.25%	3.8%	12/31/2019	1.04	0	0	0.00%	3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	4.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend Income Fund Admin Class - 06-3YG (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.04
Band 100	-	-	1.05
Band 75	-	-	1.06
Band 50	-	-	1.07
Band 25	-	-	1.08
Band 0	-	-	1.09
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.04	0	$0	1.25%	-17.4%	12/31/2022	$1.05	0	$0	1.00%	-17.2%	12/31/2022	$1.06	0	$0	0.75%	-17.0%
12/31/2021	1.26	0	0	1.25%	7.4%	12/31/2021	1.27	0	0	1.00%	7.7%	12/31/2021	1.28	0	0	0.75%	7.9%
12/31/2020	1.18	0	0	1.25%	12.3%	12/31/2020	1.18	0	0	1.00%	12.6%	12/31/2020	1.19	0	0	0.75%	12.9%
12/31/2019	1.05	0	0	1.25%	4.7%	12/31/2019	1.05	0	0	1.00%	4.9%	12/31/2019	1.05	0	0	0.75%	5.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.07	0	$0	0.50%	-16.8%	12/31/2022	$1.08	0	$0	0.25%	-16.6%	12/31/2022	$1.09	0	$0	0.00%	-16.4%
12/31/2021	1.29	0	0	0.50%	8.2%	12/31/2021	1.30	0	0	0.25%	8.5%	12/31/2021	1.30	0	0	0.00%	8.7%
12/31/2020	1.19	0	0	0.50%	13.1%	12/31/2020	1.19	0	0	0.25%	13.4%	12/31/2020	1.20	0	0	0.00%	13.7%
12/31/2019	1.05	0	0	0.50%	5.1%	12/31/2019	1.05	0	0	0.25%	5.3%	12/31/2019	1.05	0	0	0.00%	5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend 2025 Fund Admin Class - 06-3Y3 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.08
Band 75	-	-	1.09
Band 50	-	-	1.10
Band 25	-	-	1.11
Band 0	-	-	1.12
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.07	0	$0	1.25%	-18.1%	12/31/2022	$1.08	0	$0	1.00%	-17.9%	12/31/2022	$1.09	0	$0	0.75%	-17.7%
12/31/2021	1.31	0	0	1.25%	9.3%	12/31/2021	1.32	0	0	1.00%	9.6%	12/31/2021	1.33	0	0	0.75%	9.9%
12/31/2020	1.20	0	0	1.25%	13.4%	12/31/2020	1.20	0	0	1.00%	13.7%	12/31/2020	1.21	0	0	0.75%	13.9%
12/31/2019	1.06	0	0	1.25%	5.6%	12/31/2019	1.06	0	0	1.00%	5.7%	12/31/2019	1.06	0	0	0.75%	5.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.10	0	$0	0.50%	-17.5%	12/31/2022	$1.11	0	$0	0.25%	-17.3%	12/31/2022	$1.12	0	$0	0.00%	-17.1%
12/31/2021	1.33	0	0	0.50%	10.2%	12/31/2021	1.34	0	0	0.25%	10.4%	12/31/2021	1.35	0	0	0.00%	10.7%
12/31/2020	1.21	0	0	0.50%	14.2%	12/31/2020	1.22	0	0	0.25%	14.5%	12/31/2020	1.22	0	0	0.00%	14.8%
12/31/2019	1.06	0	0	0.50%	6.0%	12/31/2019	1.06	0	0	0.25%	6.1%	12/31/2019	1.06	0	0	0.00%	6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend 2030 Fund Admin Class - 06-3Y4 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.08
Band 100	-	-	1.09
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.12
Band 0	-	-	1.13
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.08	0	$0	1.25%	-18.7%	12/31/2022	$1.09	0	$0	1.00%	-18.5%	12/31/2022	$1.10	0	$0	0.75%	-18.3%
12/31/2021	1.33	0	0	1.25%	11.3%	12/31/2021	1.34	0	0	1.00%	11.5%	12/31/2021	1.35	0	0	0.75%	11.8%
12/31/2020	1.20	0	0	1.25%	12.6%	12/31/2020	1.20	0	0	1.00%	12.9%	12/31/2020	1.21	0	0	0.75%	13.2%
12/31/2019	1.06	0	0	1.25%	6.2%	12/31/2019	1.06	0	0	1.00%	6.3%	12/31/2019	1.06	0	0	0.75%	6.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.11	0	$0	0.50%	-18.1%	12/31/2022	$1.12	0	$0	0.25%	-17.9%	12/31/2022	$1.13	0	$0	0.00%	-17.6%
12/31/2021	1.36	0	0	0.50%	12.1%	12/31/2021	1.36	0	0	0.25%	12.4%	12/31/2021	1.37	0	0	0.00%	12.7%
12/31/2020	1.21	0	0	0.50%	13.5%	12/31/2020	1.21	0	0	0.25%	13.8%	12/31/2020	1.22	0	0	0.00%	14.1%
12/31/2019	1.07	0	0	0.50%	6.6%	12/31/2019	1.07	0	0	0.25%	6.8%	12/31/2019	1.07	0	0	0.00%	6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend 2035 Fund Admin Class - 06-3Y6 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.11
Band 100	-	-	1.12
Band 75	-	-	1.13
Band 50	-	-	1.14
Band 25	-	-	1.15
Band 0	-	-	1.16
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.11	0	$0	1.25%	-18.3%	12/31/2022	$1.12	0	$0	1.00%	-18.1%	12/31/2022	$1.13	0	$0	0.75%	-17.9%
12/31/2021	1.36	0	0	1.25%	13.4%	12/31/2021	1.36	0	0	1.00%	13.7%	12/31/2021	1.37	0	0	0.75%	14.0%
12/31/2020	1.20	0	0	1.25%	12.0%	12/31/2020	1.20	0	0	1.00%	12.3%	12/31/2020	1.20	0	0	0.75%	12.6%
12/31/2019	1.07	0	0	1.25%	6.8%	12/31/2019	1.07	0	0	1.00%	6.9%	12/31/2019	1.07	0	0	0.75%	7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.14	0	$0	0.50%	-17.7%	12/31/2022	$1.15	0	$0	0.25%	-17.5%	12/31/2022	$1.16	0	$0	0.00%	-17.3%
12/31/2021	1.38	0	0	0.50%	14.3%	12/31/2021	1.39	0	0	0.25%	14.5%	12/31/2021	1.40	0	0	0.00%	14.8%
12/31/2020	1.21	0	0	0.50%	12.8%	12/31/2020	1.21	0	0	0.25%	13.1%	12/31/2020	1.22	0	0	0.00%	13.4%
12/31/2019	1.07	0	0	0.50%	7.2%	12/31/2019	1.07	0	0	0.25%	7.3%	12/31/2019	1.07	0	0	0.00%	7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend 2040 Fund Admin Class - 06-3Y7 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.13
Band 100	-	-	1.14
Band 75	-	-	1.15
Band 50	-	-	1.16
Band 25	-	-	1.17
Band 0	-	-	1.18
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.13	0	$0	1.25%	-18.4%	12/31/2022	$1.14	0	$0	1.00%	-18.1%	12/31/2022	$1.15	0	$0	0.75%	-17.9%
12/31/2021	1.38	0	0	1.25%	14.8%	12/31/2021	1.39	0	0	1.00%	15.1%	12/31/2021	1.40	0	0	0.75%	15.4%
12/31/2020	1.20	0	0	1.25%	12.1%	12/31/2020	1.21	0	0	1.00%	12.4%	12/31/2020	1.21	0	0	0.75%	12.6%
12/31/2019	1.07	0	0	1.25%	7.1%	12/31/2019	1.07	0	0	1.00%	7.3%	12/31/2019	1.07	0	0	0.75%	7.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.16	0	$0	0.50%	-17.7%	12/31/2022	$1.17	0	$0	0.25%	-17.5%	12/31/2022	$1.18	0	$0	0.00%	-17.3%
12/31/2021	1.40	0	0	0.50%	15.6%	12/31/2021	1.41	0	0	0.25%	15.9%	12/31/2021	1.42	0	0	0.00%	16.2%
12/31/2020	1.21	0	0	0.50%	12.9%	12/31/2020	1.22	0	0	0.25%	13.2%	12/31/2020	1.22	0	0	0.00%	13.5%
12/31/2019	1.08	0	0	0.50%	7.6%	12/31/2019	1.08	0	0	0.25%	7.7%	12/31/2019	1.08	0	0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend 2045 Fund Admin Class - 06-3Y9 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.19
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.14	0	$0	1.25%	-18.5%	12/31/2022	$1.15	0	$0	1.00%	-18.3%	12/31/2022	$1.16	0	$0	0.75%	-18.1%
12/31/2021	1.40	0	0	1.25%	16.0%	12/31/2021	1.40	0	0	1.00%	16.3%	12/31/2021	1.41	0	0	0.75%	16.6%
12/31/2020	1.20	0	0	1.25%	12.2%	12/31/2020	1.21	0	0	1.00%	12.4%	12/31/2020	1.21	0	0	0.75%	12.7%
12/31/2019	1.07	0	0	1.25%	7.3%	12/31/2019	1.07	0	0	1.00%	7.5%	12/31/2019	1.08	0	0	0.75%	7.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.17	0	$0	0.50%	-17.9%	12/31/2022	$1.18	0	$0	0.25%	-17.7%	12/31/2022	$1.19	0	$0	0.00%	-17.5%
12/31/2021	1.42	0	0	0.50%	16.9%	12/31/2021	1.43	0	0	0.25%	17.1%	12/31/2021	1.44	0	0	0.00%	17.4%
12/31/2020	1.22	0	0	0.50%	13.0%	12/31/2020	1.22	0	0	0.25%	13.3%	12/31/2020	1.23	0	0	0.00%	13.6%
12/31/2019	1.08	0	0	0.50%	7.8%	12/31/2019	1.08	0	0	0.25%	7.9%	12/31/2019	1.08	0	0	0.00%	8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend 2050 Fund Admin Class - 06-3YC (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.14
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.14	0	$0	1.25%	-18.5%	12/31/2022	$1.16	0	$0	1.00%	-18.3%	12/31/2022	$1.17	0	$0	0.75%	-18.1%
12/31/2021	1.40	0	0	1.25%	16.7%	12/31/2021	1.41	0	0	1.00%	17.0%	12/31/2021	1.42	0	0	0.75%	17.3%
12/31/2020	1.20	0	0	1.25%	12.0%	12/31/2020	1.21	0	0	1.00%	12.3%	12/31/2020	1.21	0	0	0.75%	12.6%
12/31/2019	1.07	0	0	1.25%	7.5%	12/31/2019	1.08	0	0	1.00%	7.6%	12/31/2019	1.08	0	0	0.75%	7.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.18	0	$0	0.50%	-17.9%	12/31/2022	$1.19	0	$0	0.25%	-17.7%	12/31/2022	$1.20	0	$0	0.00%	-17.5%
12/31/2021	1.43	0	0	0.50%	17.6%	12/31/2021	1.44	0	0	0.25%	17.8%	12/31/2021	1.45	0	0	0.00%	18.1%
12/31/2020	1.22	0	0	0.50%	12.8%	12/31/2020	1.22	0	0	0.25%	13.1%	12/31/2020	1.23	0	0	0.00%	13.4%
12/31/2019	1.08	0	0	0.50%	7.9%	12/31/2019	1.08	0	0	0.25%	8.1%	12/31/2019	1.08	0	0	0.00%	8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend 2055 Fund Admin Class - 06-3YF (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.15
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.15	0	$0	1.25%	-18.4%	12/31/2022	$1.16	0	$0	1.00%	-18.2%	12/31/2022	$1.17	0	$0	0.75%	-18.0%
12/31/2021	1.40	0	0	1.25%	17.0%	12/31/2021	1.41	0	0	1.00%	17.2%	12/31/2021	1.42	0	0	0.75%	17.5%
12/31/2020	1.20	0	0	1.25%	11.7%	12/31/2020	1.21	0	0	1.00%	11.9%	12/31/2020	1.21	0	0	0.75%	12.2%
12/31/2019	1.08	0	0	1.25%	7.5%	12/31/2019	1.08	0	0	1.00%	7.7%	12/31/2019	1.08	0	0	0.75%	7.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.18	0	$0	0.50%	-17.8%	12/31/2022	$1.19	0	$0	0.25%	-17.6%	12/31/2022	$1.20	0	$0	0.00%	-17.4%
12/31/2021	1.43	0	0	0.50%	17.8%	12/31/2021	1.44	0	0	0.25%	18.1%	12/31/2021	1.45	0	0	0.00%	18.4%
12/31/2020	1.21	0	0	0.50%	12.5%	12/31/2020	1.22	0	0	0.25%	12.8%	12/31/2020	1.22	0	0	0.00%	13.1%
12/31/2019	1.08	0	0	0.50%	8.0%	12/31/2019	1.08	0	0	0.25%	8.1%	12/31/2019	1.08	0	0	0.00%	8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Low Duration Instl Inst Class - 06-4R7 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.92
Band 100	-	-	0.93
Band 75	-	-	0.93
Band 50	-	-	0.94
Band 25	-	-	0.94
Band 0	-	-	0.95
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /20 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.92	0	$0	1.25%	-6.4%	12/31/2022	$0.93	0	$0	1.00%	-6.1%	12/31/2022	$0.93	0	$0	0.75%	-5.9%
12/31/2021	0.98	0	0	1.25%	-1.9%	12/31/2021	0.99	0	0	1.00%	-1.7%	12/31/2021	0.99	0	0	0.75%	-1.4%
12/31/2020	1.00	0	0	1.25%	0.2%	12/31/2020	1.00	0	0	1.00%	0.2%	12/31/2020	1.00	0	0	0.75%	0.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.94	0	$0	0.50%	-5.6%	12/31/2022	$0.94	0	$0	0.25%	-5.4%	12/31/2022	$0.95	0	$0	0.00%	-5.2%
12/31/2021	0.99	0	0	0.50%	-1.2%	12/31/2021	0.99	0	0	0.25%	-0.9%	12/31/2021	1.00	0	0	0.00%	-0.7%
12/31/2020	1.00	0	0	0.50%	0.3%	12/31/2020	1.00	0	0	0.25%	0.3%	12/31/2020	1.00	0	0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO STCKPLUS INSTL Institutional Class - 06-4K3

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.35
Band 100	-	-	1.36
Band 75	-	-	1.36
Band 50	-	-	1.37
Band 25	-	-	1.38
Band 0	-	-	1.39
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$625
Mortality & expense charges			(1,261)
Net investment income (loss)			(636)

Gain (loss) on investments:
Net realized gain (loss)			3
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(26,383)
Net gain (loss)			(26,380)

Increase (decrease) in net assets from operations			$(27,016)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(636)	$4,575
Net realized gain (loss)		3	8,470
Realized gain distributions		-	11,889
Net change in unrealized appreciation (depreciation)		(26,383)	8,064

Increase (decrease) in net assets from operations		(27,016)	32,998

Contract owner transactions:
Proceeds from units sold		2,730	2,577
Cost of units redeemed		(109,160)	(27,316)
Account charges		(206)	(381)
Increase (decrease)		(106,636)	(25,120)
Net increase (decrease)		(133,652)	7,878
Net assets, beginning		133,652	125,774
Net assets, ending		$-	$133,652

Units sold		1,903	1,663
Units redeemed		(79,160)	(16,294)
Net increase (decrease)		(77,257)	(14,631)
Units outstanding, beginning		77,257	91,888
Units outstanding, ending		-	77,257

* Date of Fund Inception into Variable Account: 4 /17 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$375,319
Cost of units redeemed/account charges			(414,387)
Net investment income (loss)			6,049
Net realized gain (loss)			19,824
Realized gain distributions			13,195
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.35	0	$0	1.25%	-22.2%	12/31/2022	$1.36	0	$0	1.00%	-22.0%	12/31/2022	$1.36	0	$0	0.75%	-21.8%
12/31/2021	1.73	77	134	1.25%	26.4%	12/31/2021	1.74	0	0	1.00%	26.7%	12/31/2021	1.74	0	0	0.75%	27.0%
12/31/2020	1.37	92	126	1.25%	36.9%	12/31/2020	1.37	0	0	1.00%	37.1%	12/31/2020	1.37	0	0	0.75%	37.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.37	0	$0	0.50%	-21.6%	12/31/2022	$1.38	0	$0	0.25%	-21.4%	12/31/2022	$1.39	0	$0	0.00%	-21.2%
12/31/2021	1.75	0	0	0.50%	27.3%	12/31/2021	1.76	0	0	0.25%	27.7%	12/31/2021	1.77	0	0	0.00%	28.0%
12/31/2020	1.38	0	0	0.50%	37.6%	12/31/2020	1.38	0	0	0.25%	37.8%	12/31/2020	1.38	0	0	0.00%	38.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.9%
2021	4.9%
2020	5.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO STCKSPLUS SMALL INSTL Institutional Class - 06-4K4

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$65,051	$94,175	10,118
Receivables: investments sold	12
Payables: investments purchased	-
Net assets	$65,063

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$65,063	44,036	$1.48
Band 100	-	-	1.49
Band 75	-	-	1.50
Band 50	-	-	1.51
Band 25	-	-	1.52
Band 0	-	-	1.53
Total	$65,063	44,036

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,569)
Net investment income (loss)			(1,569)

Gain (loss) on investments:
Net realized gain (loss)			(20,985)
Realized gain distributions			13,553
Net change in unrealized appreciation (depreciation)			(28,689)
Net gain (loss)			(36,121)

Increase (decrease) in net assets from operations			$(37,690)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,569)	$13,817
Net realized gain (loss)		(20,985)	4,610
Realized gain distributions		13,553	971
Net change in unrealized appreciation (depreciation)		(28,689)	(16,268)

Increase (decrease) in net assets from operations		(37,690)	3,130

Contract owner transactions:
Proceeds from units sold		21,741	124,693
Cost of units redeemed		(74,881)	(35,014)
Account charges		(114)	(196)
Increase (decrease)		(53,254)	89,483
Net increase (decrease)		(90,944)	92,613
Net assets, beginning		156,007	63,394
Net assets, ending		$65,063	$156,007

Units sold		14,015	82,576
Units redeemed		(49,331)	(39,552)
Net increase (decrease)		(35,316)	43,024
Units outstanding, beginning		79,352	36,328
Units outstanding, ending		44,036	79,352

* Date of Fund Inception into Variable Account: 4 /17 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$280,268
Cost of units redeemed/account charges			(205,999)
Net investment income (loss)			15,047
Net realized gain (loss)			(9,653)
Realized gain distributions			14,524
Net change in unrealized appreciation (depreciation)			(29,124)
Net assets			$65,063

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.48	44	$65	1.25%	-24.8%	12/31/2022	$1.49	0	$0	1.00%	-24.7%	12/31/2022	$1.50	0	$0	0.75%	-24.5%
12/31/2021	1.97	79	156	1.25%	12.7%	12/31/2021	1.97	0	0	1.00%	12.9%	12/31/2021	1.98	0	0	0.75%	13.2%
12/31/2020	1.75	36	63	1.25%	74.5%	12/31/2020	1.75	0	0	1.00%	74.8%	12/31/2020	1.75	0	0	0.75%	75.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.51	0	$0	0.50%	-24.3%	12/31/2022	$1.52	0	$0	0.25%	-24.1%	12/31/2022	$1.53	0	$0	0.00%	-23.9%
12/31/2021	1.99	0	0	0.50%	13.5%	12/31/2021	2.00	0	0	0.25%	13.8%	12/31/2021	2.01	0	0	0.00%	14.1%
12/31/2020	1.75	0	0	0.50%	75.4%	12/31/2020	1.76	0	0	0.25%	75.7%	12/31/2020	1.76	0	0	0.00%	76.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	13.5%
2020	10.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Extended Duration Inst Class - 06-4YF (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.59
Band 100	-	-	0.60
Band 75	-	-	0.60
Band 50	-	-	0.60
Band 25	-	-	0.60
Band 0	-	-	0.61
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.59	0	$0	1.25%	-40.6%	12/31/2022	$0.60	0	$0	1.00%	-40.5%	12/31/2022	$0.60	0	$0	0.75%	-40.3%
12/31/2021	1.00	0	0	1.25%	0.1%	12/31/2021	1.00	0	0	1.00%	0.2%	12/31/2021	1.00	0	0	0.75%	0.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.60	0	$0	0.50%	-40.2%	12/31/2022	$0.60	0	$0	0.25%	-40.0%	12/31/2022	$0.61	0	$0	0.00%	-39.9%
12/31/2021	1.00	0	0	0.50%	0.4%	12/31/2021	1.01	0	0	0.25%	0.5%	12/31/2021	1.01	0	0	0.00%	0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Long Dur Total Ret Instl Class - 06-4Y7 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.71
Band 100	-	-	0.71
Band 75	-	-	0.71
Band 50	-	-	0.72
Band 25	-	-	0.72
Band 0	-	-	0.72
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.71	0	$0	1.25%	-28.5%	12/31/2022	$0.71	0	$0	1.00%	-28.3%	12/31/2022	$0.71	0	$0	0.75%	-28.1%
12/31/2021	0.99	0	0	1.25%	-0.8%	12/31/2021	0.99	0	0	1.00%	-0.7%	12/31/2021	0.99	0	0	0.75%	-0.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.72	0	$0	0.50%	-28.0%	12/31/2022	$0.72	0	$0	0.25%	-27.8%	12/31/2022	$0.72	0	$0	0.00%	-27.6%
12/31/2021	0.99	0	0	0.50%	-0.5%	12/31/2021	1.00	0	0	0.25%	-0.4%	12/31/2021	1.00	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Long-Term Crdt Bd Instl Class - 06-4Y9 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.72
Band 100	-	-	0.72
Band 75	-	-	0.72
Band 50	-	-	0.73
Band 25	-	-	0.73
Band 0	-	-	0.73
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.72	0	$0	1.25%	-27.0%	12/31/2022	$0.72	0	$0	1.00%	-26.8%	12/31/2022	$0.72	0	$0	0.75%	-26.6%
12/31/2021	0.98	0	0	1.25%	-1.5%	12/31/2021	0.99	0	0	1.00%	-1.4%	12/31/2021	0.99	0	0	0.75%	-1.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.73	0	$0	0.50%	-26.5%	12/31/2022	$0.73	0	$0	0.25%	-26.3%	12/31/2022	$0.73	0	$0	0.00%	-26.1%
12/31/2021	0.99	0	0	0.50%	-1.2%	12/31/2021	0.99	0	0	0.25%	-1.1%	12/31/2021	0.99	0	0	0.00%	-1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Long-Term US Gvt Instl Class - 06-4YC (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.69
Band 100	-	-	0.70
Band 75	-	-	0.70
Band 50	-	-	0.70
Band 25	-	-	0.70
Band 0	-	-	0.71
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.69	0	$0	1.25%	-29.9%	12/31/2022	$0.70	0	$0	1.00%	-29.7%	12/31/2022	$0.70	0	$0	0.75%	-29.5%
12/31/2021	0.99	0	0	1.25%	-1.1%	12/31/2021	0.99	0	0	1.00%	-1.0%	12/31/2021	0.99	0	0	0.75%	-0.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.70	0	$0	0.50%	-29.3%	12/31/2022	$0.70	0	$0	0.25%	-29.2%	12/31/2022	$0.71	0	$0	0.00%	-29.0%
12/31/2021	0.99	0	0	0.50%	-0.8%	12/31/2021	0.99	0	0	0.25%	-0.7%	12/31/2021	0.99	0	0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Moderate Duration Instl Class - 06-4YH (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.89
Band 100	-	-	0.89
Band 75	-	-	0.89
Band 50	-	-	0.90
Band 25	-	-	0.90
Band 0	-	-	0.90
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.89	0	$0	1.25%	-9.8%	12/31/2022	$0.89	0	$0	1.00%	-9.6%	12/31/2022	$0.89	0	$0	0.75%	-9.4%
12/31/2021	0.98	0	0	1.25%	-1.8%	12/31/2021	0.98	0	0	1.00%	-1.7%	12/31/2021	0.98	0	0	0.75%	-1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.90	0	$0	0.50%	-9.1%	12/31/2022	$0.90	0	$0	0.25%	-8.9%	12/31/2022	$0.90	0	$0	0.00%	-8.7%
12/31/2021	0.99	0	0	0.50%	-1.4%	12/31/2021	0.99	0	0	0.25%	-1.3%	12/31/2021	0.99	0	0	0.00%	-1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Stckplus Lg Dur Instl Class - 06-4YG (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.61
Band 100	-	-	0.61
Band 75	-	-	0.61
Band 50	-	-	0.61
Band 25	-	-	0.62
Band 0	-	-	0.62
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.61	0	$0	1.25%	-43.9%	12/31/2022	$0.61	0	$0	1.00%	-43.7%	12/31/2022	$0.61	0	$0	0.75%	-43.6%
12/31/2021	1.08	0	0	1.25%	8.3%	12/31/2021	1.08	0	0	1.00%	8.4%	12/31/2021	1.08	0	0	0.75%	8.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.61	0	$0	0.50%	-43.4%	12/31/2022	$0.62	0	$0	0.25%	-43.3%	12/31/2022	$0.62	0	$0	0.00%	-43.2%
12/31/2021	1.09	0	0	0.50%	8.6%	12/31/2021	1.09	0	0	0.25%	8.7%	12/31/2021	1.09	0	0	0.00%	8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus NFJ Dividend Value Fund Administrative Class - 06-202

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$21,449	$27,524	2,115
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$21,452

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$21,452	11,876	$1.81
Band 100	-	-	1.88
Band 75	-	-	1.96
Band 50	-	-	2.04
Band 25	-	-	2.12
Band 0	-	-	2.21
Total	$21,452	11,876

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$373
Mortality & expense charges			(284)
Net investment income (loss)			89

Gain (loss) on investments:
Net realized gain (loss)			(190)
Realized gain distributions			2,977
Net change in unrealized appreciation (depreciation)			(6,737)
Net gain (loss)			(3,950)

Increase (decrease) in net assets from operations			$(3,861)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$89	$28
Net realized gain (loss)		(190)	(17)
Realized gain distributions		2,977	1,191
Net change in unrealized appreciation (depreciation)		(6,737)	4,254

Increase (decrease) in net assets from operations		(3,861)	5,456

Contract owner transactions:
Proceeds from units sold		216	270
Cost of units redeemed		(628)	5
Account charges		(8)	(10)
Increase (decrease)		(420)	265
Net increase (decrease)		(4,281)	5,721
Net assets, beginning		25,733	20,012
Net assets, ending		$21,452	$25,733

Units sold		116	163
Units redeemed		(387)	(17)
Net increase (decrease)		(271)	146
Units outstanding, beginning		12,147	12,001
Units outstanding, ending		11,876	12,147

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$5,533,151
Cost of units redeemed/account charges			(5,957,580)
Net investment income (loss)			180,008
Net realized gain (loss)			77,251
Realized gain distributions			194,697
Net change in unrealized appreciation (depreciation)			(6,075)
Net assets			$21,452

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.81	12	$21	1.25%	-14.7%	12/31/2022	$1.88	0	$0	1.00%	-14.5%	12/31/2022	$1.96	0	$0	0.75%	-14.3%
12/31/2021	2.12	12	26	1.25%	27.0%	12/31/2021	2.20	0	0	1.00%	27.4%	12/31/2021	2.29	0	0	0.75%	27.7%
12/31/2020	1.67	12	20	1.25%	-3.6%	12/31/2020	1.73	0	0	1.00%	-3.4%	12/31/2020	1.79	0	0	0.75%	-3.2%
12/31/2019	1.73	20	34	1.25%	23.2%	12/31/2019	1.79	0	0	1.00%	23.5%	12/31/2019	1.85	0	0	0.75%	23.8%
12/31/2018	1.40	20	28	1.25%	-11.1%	12/31/2018	1.45	0	0	1.00%	-10.9%	12/31/2018	1.49	0	0	0.75%	-10.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.04	0	$0	0.50%	-14.1%	12/31/2022	$2.12	0	$0	0.25%	-13.9%	12/31/2022	$2.21	0	$0	0.00%	-13.7%
12/31/2021	2.37	0	0	0.50%	28.0%	12/31/2021	2.47	0	0	0.25%	28.3%	12/31/2021	2.56	0	0	0.00%	28.6%
12/31/2020	1.85	0	0	0.50%	-2.9%	12/31/2020	1.92	0	0	0.25%	-2.7%	12/31/2020	1.99	0	0	0.00%	-2.4%
12/31/2019	1.91	0	0	0.50%	24.1%	12/31/2019	1.97	0	0	0.25%	24.5%	12/31/2019	2.04	0	0	0.00%	24.8%
12/31/2018	1.54	0	0	0.50%	-10.4%	12/31/2018	1.59	0	0	0.25%	-10.2%	12/31/2018	1.64	0	0	0.00%	-10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.6%
2021	1.4%
2020	1.8%
2019	1.8%
2018	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Mid Value R6 Retirement Class - 06-4NN (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.31
Band 100	-	-	1.32
Band 75	-	-	1.33
Band 50	-	-	1.34
Band 25	-	-	1.34
Band 0	-	-	1.35
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.31	0	$0	1.25%	-13.8%	12/31/2022	$1.32	0	$0	1.00%	-13.6%	12/31/2022	$1.33	0	$0	0.75%	-13.3%
12/31/2021	1.52	0	0	1.25%	24.9%	12/31/2021	1.53	0	0	1.00%	25.2%	12/31/2021	1.53	0	0	0.75%	25.5%
12/31/2020	1.22	0	0	1.25%	21.8%	12/31/2020	1.22	0	0	1.00%	22.0%	12/31/2020	1.22	0	0	0.75%	22.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.34	0	$0	0.50%	-13.1%	12/31/2022	$1.34	0	$0	0.25%	-12.9%	12/31/2022	$1.35	0	$0	0.00%	-12.7%
12/31/2021	1.54	0	0	0.50%	25.8%	12/31/2021	1.54	0	0	0.25%	26.1%	12/31/2021	1.55	0	0	0.00%	26.4%
12/31/2020	1.22	0	0	0.50%	22.3%	12/31/2020	1.22	0	0	0.25%	22.4%	12/31/2020	1.23	0	0	0.00%	22.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO All Asset Fund Admin Class - 06-706

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$156,877	$187,512	14,892
Receivables: investments sold	85
Payables: investments purchased	-
Net assets	$156,962

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$156,962	116,127	$1.35
Band 100	-	-	1.39
Band 75	-	-	1.43
Band 50	-	-	1.47
Band 25	-	-	1.52
Band 0	-	-	1.56
Total	$156,962	116,127

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$10,994
Mortality & expense charges			(2,013)
Net investment income (loss)			8,981

Gain (loss) on investments:
Net realized gain (loss)			59
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(31,637)
Net gain (loss)			(31,578)

Increase (decrease) in net assets from operations			$(22,597)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,981	$7,808
Net realized gain (loss)		59	2,780
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(31,637)	(2,076)

Increase (decrease) in net assets from operations		(22,597)	8,512

Contract owner transactions:
Proceeds from units sold		7,974	142,740
Cost of units redeemed		(2,682)	(21,961)
Account charges		(2)	-
Increase (decrease)		5,290	120,779
Net increase (decrease)		(17,307)	129,291
Net assets, beginning		174,269	44,978
Net assets, ending		$156,962	$174,269

Units sold		6,166	93,877
Units redeemed		(2,444)	(14,498)
Net increase (decrease)		3,722	79,379
Units outstanding, beginning		112,405	33,026
Units outstanding, ending		116,127	112,405

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,900,295
Cost of units redeemed/account charges			(2,741,438)
Net investment income (loss)			101,560
Net realized gain (loss)			(72,820)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(30,635)
Net assets			$156,962

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.35	116	$157	1.25%	-12.8%	12/31/2022	$1.39	0	$0	1.00%	-12.6%	12/31/2022	$1.43	0	$0	0.75%	-12.4%
12/31/2021	1.55	112	174	1.25%	13.8%	12/31/2021	1.59	0	0	1.00%	14.1%	12/31/2021	1.63	0	0	0.75%	14.4%
12/31/2020	1.36	33	45	1.25%	6.9%	12/31/2020	1.39	0	0	1.00%	7.2%	12/31/2020	1.43	0	0	0.75%	7.4%
12/31/2019	1.27	34	43	1.25%	10.5%	12/31/2019	1.30	0	0	1.00%	10.8%	12/31/2019	1.33	0	0	0.75%	11.1%
12/31/2018	1.15	55	64	1.25%	-6.5%	12/31/2018	1.17	0	0	1.00%	-6.2%	12/31/2018	1.20	0	0	0.75%	-6.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.47	0	$0	0.50%	-12.2%	12/31/2022	$1.52	0	$0	0.25%	-11.9%	12/31/2022	$1.56	0	$0	0.00%	-11.7%
12/31/2021	1.68	0	0	0.50%	14.7%	12/31/2021	1.72	0	0	0.25%	15.0%	12/31/2021	1.77	0	0	0.00%	15.3%
12/31/2020	1.46	0	0	0.50%	7.7%	12/31/2020	1.50	0	0	0.25%	8.0%	12/31/2020	1.53	0	0	0.00%	8.2%
12/31/2019	1.36	0	0	0.50%	11.4%	12/31/2019	1.39	0	0	0.25%	11.6%	12/31/2019	1.42	0	0	0.00%	11.9%
12/31/2018	1.22	0	0	0.50%	-5.8%	12/31/2018	1.24	0	0	0.25%	-5.5%	12/31/2018	1.27	0	0	0.00%	-5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	6.6%
2021	7.6%
2020	3.4%
2019	3.2%
2018	4.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO All Asset Fund R Class - 06-017

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,458	$2,618	235
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$2,458

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,458	2,020	$1.22
Band 100	-	-	1.25
Band 75	-	-	1.28
Band 50	-	-	1.31
Band 25	-	-	1.34
Band 0	-	-	1.37
Total	$2,458	2,020

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$161
Mortality & expense charges			(30)
Net investment income (loss)			131

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(492)
Net gain (loss)			(492)

Increase (decrease) in net assets from operations			$(361)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$131	$247
Net realized gain (loss)		-	4
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(492)	56

Increase (decrease) in net assets from operations		(361)	307

Contract owner transactions:
Proceeds from units sold		169	64
Cost of units redeemed		-	-
Account charges		(6)	(6)
Increase (decrease)		163	58
Net increase (decrease)		(198)	365
Net assets, beginning		2,656	2,291
Net assets, ending		$2,458	$2,656

Units sold		131	46
Units redeemed		(5)	(4)
Net increase (decrease)		126	42
Units outstanding, beginning		1,894	1,852
Units outstanding, ending		2,020	1,894

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$240,093
Cost of units redeemed/account charges			(227,836)
Net investment income (loss)			6,492
Net realized gain (loss)			(16,131)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(160)
Net assets			$2,458

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.22	2	$2	1.25%	-13.2%	12/31/2022	$1.25	0	$0	1.00%	-13.0%	12/31/2022	$1.28	0	$0	0.75%	-12.8%
12/31/2021	1.40	2	3	1.25%	13.4%	12/31/2021	1.43	0	0	1.00%	13.6%	12/31/2021	1.46	0	0	0.75%	13.9%
12/31/2020	1.24	2	2	1.25%	6.3%	12/31/2020	1.26	0	0	1.00%	6.6%	12/31/2020	1.28	0	0	0.75%	6.9%
12/31/2019	1.16	2	2	1.25%	10.1%	12/31/2019	1.18	0	0	1.00%	10.3%	12/31/2019	1.20	0	0	0.75%	10.6%
12/31/2018	1.06	2	2	1.25%	-6.8%	12/31/2018	1.07	0	0	1.00%	-6.6%	12/31/2018	1.09	0	0	0.75%	-6.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.31	0	$0	0.50%	-12.6%	12/31/2022	$1.34	0	$0	0.25%	-12.4%	12/31/2022	$1.37	0	$0	0.00%	-12.2%
12/31/2021	1.50	0	0	0.50%	14.2%	12/31/2021	1.53	0	0	0.25%	14.5%	12/31/2021	1.56	0	0	0.00%	14.8%
12/31/2020	1.31	0	0	0.50%	7.1%	12/31/2020	1.33	0	0	0.25%	7.4%	12/31/2020	1.36	0	0	0.00%	7.7%
12/31/2019	1.22	0	0	0.50%	10.9%	12/31/2019	1.24	0	0	0.25%	11.2%	12/31/2019	1.26	0	0	0.00%	11.4%
12/31/2018	1.10	0	0	0.50%	-6.1%	12/31/2018	1.12	0	0	0.25%	-5.9%	12/31/2018	1.13	0	0	0.00%	-5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	6.3%
2021	11.2%
2020	3.0%
2019	2.8%
2018	4.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Commodity Real Return Strategy Fund Admin Class - 06-018

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$284,354	$379,887	60,106
Receivables: investments sold	-
Payables: investments purchased	(2,456)
Net assets	$281,898

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$281,898	163,834	$1.72
Band 100	-	-	1.76
Band 75	-	-	1.80
Band 50	-	-	1.85
Band 25	-	-	1.89
Band 0	-	-	1.94
Total	$281,898	163,834

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$132,177
Mortality & expense charges			(4,246)
Net investment income (loss)			127,931

Gain (loss) on investments:
Net realized gain (loss)			(102,051)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(94,695)
Net gain (loss)			(196,746)

Increase (decrease) in net assets from operations			$(68,815)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$127,931	$4,795
Net realized gain (loss)		(102,051)	228
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(94,695)	(2,879)

Increase (decrease) in net assets from operations		(68,815)	2,144

Contract owner transactions:
Proceeds from units sold		650,275	114,102
Cost of units redeemed		(393,903)	(30,425)
Account charges		(742)	(275)
Increase (decrease)		255,630	83,402
Net increase (decrease)		186,815	85,546
Net assets, beginning		95,083	9,537
Net assets, ending		$281,898	$95,083

Units sold		322,339	72,051
Units redeemed		(217,852)	(20,517)
Net increase (decrease)		104,487	51,534
Units outstanding, beginning		59,347	7,813
Units outstanding, ending		163,834	59,347

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$3,889,027
Cost of units redeemed/account charges			(3,370,769)
Net investment income (loss)			228,169
Net realized gain (loss)			(372,861)
Realized gain distributions			3,865
Net change in unrealized appreciation (depreciation)			(95,533)
Net assets			$281,898

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.72	164	$282	1.25%	7.4%	12/31/2022	$1.76	0	$0	1.00%	7.7%	12/31/2022	$1.80	0	$0	0.75%	7.9%
12/31/2021	1.60	59	95	1.25%	31.3%	12/31/2021	1.64	0	0	1.00%	31.6%	12/31/2021	1.67	0	0	0.75%	31.9%
12/31/2020	1.22	8	10	1.25%	-0.6%	12/31/2020	1.24	0	0	1.00%	-0.3%	12/31/2020	1.27	0	0	0.75%	-0.1%
12/31/2019	1.23	637	783	1.25%	10.7%	12/31/2019	1.25	0	0	1.00%	11.0%	12/31/2019	1.27	0	0	0.75%	11.3%
12/31/2018	1.11	641	711	1.25%	-15.3%	12/31/2018	1.12	0	0	1.00%	-15.1%	12/31/2018	1.14	0	0	0.75%	-14.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.85	0	$0	0.50%	8.2%	12/31/2022	$1.89	0	$0	0.25%	8.5%	12/31/2022	$1.94	0	$0	0.00%	8.7%
12/31/2021	1.71	0	0	0.50%	32.2%	12/31/2021	1.74	0	0	0.25%	32.6%	12/31/2021	1.78	0	0	0.00%	32.9%
12/31/2020	1.29	0	0	0.50%	0.2%	12/31/2020	1.32	0	0	0.25%	0.4%	12/31/2020	1.34	0	0	0.00%	0.7%
12/31/2019	1.29	0	0	0.50%	11.5%	12/31/2019	1.31	0	0	0.25%	11.8%	12/31/2019	1.33	0	0	0.00%	12.1%
12/31/2018	1.16	0	0	0.50%	-14.6%	12/31/2018	1.17	0	0	0.25%	-14.4%	12/31/2018	1.19	0	0	0.00%	-14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	70.1%
2021	9.9%
2020	0.7%
2019	4.0%
2018	5.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Commodity Real Return Strategy Fund R Class - 06-019

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$28,842	$39,105	6,536
Receivables: investments sold	49
Payables: investments purchased	-
Net assets	$28,891

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$28,891	17,492	$1.65
Band 100	-	-	1.69
Band 75	-	-	1.73
Band 50	-	-	1.77
Band 25	-	-	1.82
Band 0	-	-	1.86
Total	$28,891	17,492

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$14,449
Mortality & expense charges			(546)
Net investment income (loss)			13,903

Gain (loss) on investments:
Net realized gain (loss)			(1,498)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(9,285)
Net gain (loss)			(10,783)

Increase (decrease) in net assets from operations			$3,120

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$13,903	$6,639
Net realized gain (loss)		(1,498)	(302)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(9,285)	1,959

Increase (decrease) in net assets from operations		3,120	8,296

Contract owner transactions:
Proceeds from units sold		8,206	8,791
Cost of units redeemed		(22,422)	(2,527)
Account charges		(33)	(60)
Increase (decrease)		(14,249)	6,204
Net increase (decrease)		(11,129)	14,500
Net assets, beginning		40,020	25,520
Net assets, ending		$28,891	$40,020

Units sold		4,567	6,075
Units redeemed		(12,968)	(1,802)
Net increase (decrease)		(8,401)	4,273
Units outstanding, beginning		25,893	21,620
Units outstanding, ending		17,492	25,893

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$74,421
Cost of units redeemed/account charges			(51,436)
Net investment income (loss)			25,211
Net realized gain (loss)			(9,042)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(10,263)
Net assets			$28,891

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.65	17	$29	1.25%	6.9%	12/31/2022	$1.69	0	$0	1.00%	7.1%	12/31/2022	$1.73	0	$0	0.75%	7.4%
12/31/2021	1.55	26	40	1.25%	30.9%	12/31/2021	1.58	0	0	1.00%	31.3%	12/31/2021	1.61	0	0	0.75%	31.6%
12/31/2020	1.18	22	26	1.25%	-1.0%	12/31/2020	1.20	0	0	1.00%	-0.8%	12/31/2020	1.23	0	0	0.75%	-0.5%
12/31/2019	1.19	23	28	1.25%	10.0%	12/31/2019	1.21	0	0	1.00%	10.3%	12/31/2019	1.23	0	0	0.75%	10.6%
12/31/2018	1.08	31	34	1.25%	-15.5%	12/31/2018	1.10	0	0	1.00%	-15.3%	12/31/2018	1.11	0	0	0.75%	-15.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.77	0	$0	0.50%	7.7%	12/31/2022	$1.82	0	$0	0.25%	7.9%	12/31/2022	$1.86	0	$0	0.00%	8.2%
12/31/2021	1.65	0	0	0.50%	31.9%	12/31/2021	1.68	0	0	0.25%	32.3%	12/31/2021	1.72	0	0	0.00%	32.6%
12/31/2020	1.25	0	0	0.50%	-0.3%	12/31/2020	1.27	0	0	0.25%	0.0%	12/31/2020	1.30	0	0	0.00%	0.2%
12/31/2019	1.25	0	0	0.50%	10.9%	12/31/2019	1.27	0	0	0.25%	11.1%	12/31/2019	1.29	0	0	0.00%	11.4%
12/31/2018	1.13	0	0	0.50%	-14.8%	12/31/2018	1.15	0	0	0.25%	-14.6%	12/31/2018	1.16	0	0	0.00%	-14.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	41.9%
2021	21.6%
2020	1.1%
2019	4.4%
2018	5.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Intl Bond UnHdg Instl Class - 06-6FR (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.93
Band 100	-	-	0.93
Band 75	-	-	0.93
Band 50	-	-	0.93
Band 25	-	-	0.93
Band 0	-	-	0.94
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /19 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.93	0	$0	1.25%	-7.2%	12/31/2022	$0.93	0	$0	1.00%	-7.0%	12/31/2022	$0.93	0	$0	0.75%	-6.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.93	0	$0	0.50%	-6.8%	12/31/2022	$0.93	0	$0	0.25%	-6.6%	12/31/2022	$0.94	0	$0	0.00%	-6.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RAE US Small Instl Class - 06-6JG

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,365	$2,412	290
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$2,365

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,365	2,170	$1.09
Band 100	-	-	1.09
Band 75	-	-	1.09
Band 50	-	-	1.09
Band 25	-	-	1.09
Band 0	-	-	1.09
Total	$2,365	2,170

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$32
Mortality & expense charges			-
Net investment income (loss)			32

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(47)
Net gain (loss)			(47)

Increase (decrease) in net assets from operations			$(15)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$32	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(47)	-

Increase (decrease) in net assets from operations		(15)	-

Contract owner transactions:
Proceeds from units sold		2,381	-
Cost of units redeemed		-	-
Account charges		(1)	-
Increase (decrease)		2,380	-
Net increase (decrease)		2,365	-
Net assets, beginning		-	-
Net assets, ending		$2,365	$-

Units sold		2,171	-
Units redeemed		(1)	-
Net increase (decrease)		2,170	-
Units outstanding, beginning		-	-
Units outstanding, ending		2,170	-

* Date of Fund Inception into Variable Account: 9 /22 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,381
Cost of units redeemed/account charges			(1)
Net investment income (loss)			32
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(47)
Net assets			$2,365
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.09	2	$2	1.25%	9.0%	12/31/2022	$1.09	0	$0	1.00%	9.1%	12/31/2022	$1.09	0	$0	0.75%	9.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.09	0	$0	0.50%	9.2%	12/31/2022	$1.09	0	$0	0.25%	9.3%	12/31/2022	$1.09	0	$0	0.00%	9.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend 2060 Adm Other Class - 06-6FG (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.87
Band 100	-	-	0.87
Band 75	-	-	0.87
Band 50	-	-	0.87
Band 25	-	-	0.87
Band 0	-	-	0.88
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /24 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.87	0	$0	1.25%	-13.3%	12/31/2022	$0.87	0	$0	1.00%	-13.1%	12/31/2022	$0.87	0	$0	0.75%	-13.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.87	0	$0	0.50%	-12.8%	12/31/2022	$0.87	0	$0	0.25%	-12.6%	12/31/2022	$0.88	0	$0	0.00%	-12.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend 2060 Inst Class - 06-6FF

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$92,278	$92,896	9,296
Receivables: investments sold	-
Payables: investments purchased	(246)
Net assets	$92,032

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$92,032	105,983	$0.87
Band 100	-	-	0.87
Band 75	-	-	0.87
Band 50	-	-	0.87
Band 25	-	-	0.88
Band 0	-	-	0.88
Total	$92,032	105,983

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$852
Mortality & expense charges			(460)
Net investment income (loss)			392

Gain (loss) on investments:
Net realized gain (loss)			(233)
Realized gain distributions			542
Net change in unrealized appreciation (depreciation)			(618)
Net gain (loss)			(309)

Increase (decrease) in net assets from operations			$83

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$392	$-
Net realized gain (loss)		(233)	-
Realized gain distributions		542	-
Net change in unrealized appreciation (depreciation)		(618)	-

Increase (decrease) in net assets from operations		83	-

Contract owner transactions:
Proceeds from units sold		109,019	-
Cost of units redeemed		(15,864)	-
Account charges		(1,206)	-
Increase (decrease)		91,949	-
Net increase (decrease)		92,032	-
Net assets, beginning		-	-
Net assets, ending		$92,032	$-

Units sold		127,780	-
Units redeemed		(21,797)	-
Net increase (decrease)		105,983	-
Units outstanding, beginning		-	-
Units outstanding, ending		105,983	-

* Date of Fund Inception into Variable Account: 3 /24 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$109,019
Cost of units redeemed/account charges			(17,070)
Net investment income (loss)			392
Net realized gain (loss)			(233)
Realized gain distributions			542
Net change in unrealized appreciation (depreciation)			(618)
Net assets			$92,032

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.87	106	$92	1.25%	-13.2%	12/31/2022	$0.87	0	$0	1.00%	-13.0%	12/31/2022	$0.87	0	$0	0.75%	-12.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.87	0	$0	0.50%	-12.7%	12/31/2022	$0.88	0	$0	0.25%	-12.5%	12/31/2022	$0.88	0	$0	0.00%	-12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Ave Maria Rising Dividend Fund - 06-084

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$237,134	$234,699	12,335
Receivables: investments sold	81
Payables: investments purchased	-
Net assets	$237,215

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$237,215	131,892	$1.80
Band 100	-	-	1.84
Band 75	-	-	1.88
Band 50	-	-	1.92
Band 25	-	-	1.96
Band 0	-	-	2.00
Total	$237,215	131,892

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$4,136
Mortality & expense charges			(3,668)
Net investment income (loss)			468

Gain (loss) on investments:
Net realized gain (loss)			12,539
Realized gain distributions			14,131
Net change in unrealized appreciation (depreciation)			(44,590)
Net gain (loss)			(17,920)

Increase (decrease) in net assets from operations			$(17,452)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$468	$(942)
Net realized gain (loss)		12,539	4,451
Realized gain distributions		14,131	26,342
Net change in unrealized appreciation (depreciation)		(44,590)	27,952

Increase (decrease) in net assets from operations		(17,452)	57,803

Contract owner transactions:
Proceeds from units sold		44,402	23,624
Cost of units redeemed		(91,131)	(19,833)
Account charges		(101)	(29)
Increase (decrease)		(46,830)	3,762
Net increase (decrease)		(64,282)	61,565
Net assets, beginning		301,497	239,932
Net assets, ending		$237,215	$301,497

Units sold		24,761	13,334
Units redeemed		(49,699)	(11,010)
Net increase (decrease)		(24,938)	2,324
Units outstanding, beginning		156,830	154,506
Units outstanding, ending		131,892	156,830

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$876,924
Cost of units redeemed/account charges			(815,262)
Net investment income (loss)			1,440
Net realized gain (loss)			26,025
Realized gain distributions			145,653
Net change in unrealized appreciation (depreciation)			2,435
Net assets			$237,215

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.80	132	$237	1.25%	-6.4%	12/31/2022	$1.84	0	$0	1.00%	-6.2%	12/31/2022	$1.88	0	$0	0.75%	-6.0%
12/31/2021	1.92	157	301	1.25%	23.8%	12/31/2021	1.96	0	0	1.00%	24.1%	12/31/2021	2.00	0	0	0.75%	24.4%
12/31/2020	1.55	155	240	1.25%	5.1%	12/31/2020	1.58	0	0	1.00%	5.4%	12/31/2020	1.60	0	0	0.75%	5.7%
12/31/2019	1.48	169	250	1.25%	26.0%	12/31/2019	1.50	0	0	1.00%	26.3%	12/31/2019	1.52	0	0	0.75%	26.6%
12/31/2018	1.17	143	167	1.25%	-6.0%	12/31/2018	1.19	0	0	1.00%	-5.8%	12/31/2018	1.20	0	0	0.75%	-5.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.92	0	$0	0.50%	-5.7%	12/31/2022	$1.96	0	$0	0.25%	-5.5%	12/31/2022	$2.00	0	$0	0.00%	-5.3%
12/31/2021	2.03	0	0	0.50%	24.7%	12/31/2021	2.07	0	0	0.25%	25.0%	12/31/2021	2.11	0	0	0.00%	25.4%
12/31/2020	1.63	0	0	0.50%	5.9%	12/31/2020	1.66	0	0	0.25%	6.2%	12/31/2020	1.68	0	0	0.00%	6.5%
12/31/2019	1.54	0	0	0.50%	26.9%	12/31/2019	1.56	0	0	0.25%	27.3%	12/31/2019	1.58	0	0	0.00%	27.6%
12/31/2018	1.21	0	0	0.50%	-5.3%	12/31/2018	1.23	0	0	0.25%	-5.0%	12/31/2018	1.24	0	0	0.00%	-4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.5%
2021	0.9%
2020	1.1%
2019	1.3%
2018	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Ave Maria World Equity Fund - 06-085

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$47,541	$45,407	2,970
Receivables: investments sold	21
Payables: investments purchased	-
Net assets	$47,562

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$47,562	37,838	$1.26
Band 100	-	-	1.28
Band 75	-	-	1.31
Band 50	-	-	1.34
Band 25	-	-	1.37
Band 0	-	-	1.40
Total	$47,562	37,838

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$558
Mortality & expense charges			(637)
Net investment income (loss)			(79)

Gain (loss) on investments:
Net realized gain (loss)			735
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(10,032)
Net gain (loss)			(9,297)

Increase (decrease) in net assets from operations			$(9,376)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(79)	$(427)
Net realized gain (loss)		735	83
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(10,032)	8,935

Increase (decrease) in net assets from operations		(9,376)	8,591

Contract owner transactions:
Proceeds from units sold		6,395	6,192
Cost of units redeemed		(6,042)	-
Account charges		-	-
Increase (decrease)		353	6,192
Net increase (decrease)		(9,023)	14,783
Net assets, beginning		56,585	41,802
Net assets, ending		$47,562	$56,585

Units sold		9,465	4,388
Units redeemed		(9,195)	-
Net increase (decrease)		270	4,388
Units outstanding, beginning		37,568	33,180
Units outstanding, ending		37,838	37,568

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$141,102
Cost of units redeemed/account charges			(104,245)
Net investment income (loss)			(2,317)
Net realized gain (loss)			4,372
Realized gain distributions			6,516
Net change in unrealized appreciation (depreciation)			2,134
Net assets			$47,562

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.26	38	$48	1.25%	-16.5%	12/31/2022	$1.28	0	$0	1.00%	-16.3%	12/31/2022	$1.31	0	$0	0.75%	-16.1%
12/31/2021	1.51	38	57	1.25%	19.6%	12/31/2021	1.53	0	0	1.00%	19.9%	12/31/2021	1.56	0	0	0.75%	20.2%
12/31/2020	1.26	33	42	1.25%	-1.4%	12/31/2020	1.28	0	0	1.00%	-1.1%	12/31/2020	1.30	0	0	0.75%	-0.9%
12/31/2019	1.28	10	13	1.25%	26.1%	12/31/2019	1.30	0	0	1.00%	26.4%	12/31/2019	1.31	0	0	0.75%	26.7%
12/31/2018	1.01	13	13	1.25%	-10.0%	12/31/2018	1.02	0	0	1.00%	-9.8%	12/31/2018	1.04	0	0	0.75%	-9.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.34	0	$0	0.50%	-15.9%	12/31/2022	$1.37	0	$0	0.25%	-15.7%	12/31/2022	$1.40	0	$0	0.00%	-15.5%
12/31/2021	1.59	0	0	0.50%	20.5%	12/31/2021	1.62	0	0	0.25%	20.8%	12/31/2021	1.65	0	0	0.00%	21.1%
12/31/2020	1.32	0	0	0.50%	-0.7%	12/31/2020	1.34	0	0	0.25%	-0.4%	12/31/2020	1.37	0	0	0.00%	-0.2%
12/31/2019	1.33	0	0	0.50%	27.0%	12/31/2019	1.35	0	0	0.25%	27.3%	12/31/2019	1.37	0	0	0.00%	27.7%
12/31/2018	1.05	0	0	0.50%	-9.3%	12/31/2018	1.06	0	0	0.25%	-9.1%	12/31/2018	1.07	0	0	0.00%	-8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.1%
2021	0.4%
2020	0.7%
2019	0.7%
2018	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Ave Maria Value Fund - 06-081

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$67,866	$60,275	2,905
Receivables: investments sold	2,019
Payables: investments purchased	-
Net assets	$69,885

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$69,885	45,440	$1.54
Band 100	-	-	1.57
Band 75	-	-	1.60
Band 50	-	-	1.64
Band 25	-	-	1.67
Band 0	-	-	1.71
Total	$69,885	45,440

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$771
Mortality & expense charges			(800)
Net investment income (loss)			(29)

Gain (loss) on investments:
Net realized gain (loss)			1,549
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,224
Net gain (loss)			2,773

Increase (decrease) in net assets from operations			$2,744

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(29)	$(527)
Net realized gain (loss)		1,549	93
Realized gain distributions		-	4,466
Net change in unrealized appreciation (depreciation)		1,224	5,776

Increase (decrease) in net assets from operations		2,744	9,808

Contract owner transactions:
Proceeds from units sold		13,908	11,873
Cost of units redeemed		(8,670)	(56)
Account charges		-	-
Increase (decrease)		5,238	11,817
Net increase (decrease)		7,982	21,625
Net assets, beginning		61,903	40,278
Net assets, ending		$69,885	$61,903

Units sold		14,367	8,148
Units redeemed		(10,341)	(39)
Net increase (decrease)		4,026	8,109
Units outstanding, beginning		41,414	33,305
Units outstanding, ending		45,440	41,414

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$344,246
Cost of units redeemed/account charges			(295,654)
Net investment income (loss)			(7,997)
Net realized gain (loss)			1,896
Realized gain distributions			19,803
Net change in unrealized appreciation (depreciation)			7,591
Net assets			$69,885

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.54	45	$70	1.25%	2.9%	12/31/2022	$1.57	0	$0	1.00%	3.1%	12/31/2022	$1.60	0	$0	0.75%	3.4%
12/31/2021	1.49	41	62	1.25%	23.6%	12/31/2021	1.52	0	0	1.00%	23.9%	12/31/2021	1.55	0	0	0.75%	24.2%
12/31/2020	1.21	33	40	1.25%	4.8%	12/31/2020	1.23	0	0	1.00%	5.1%	12/31/2020	1.25	0	0	0.75%	5.4%
12/31/2019	1.15	22	25	1.25%	19.0%	12/31/2019	1.17	0	0	1.00%	19.3%	12/31/2019	1.19	0	0	0.75%	19.6%
12/31/2018	0.97	19	19	1.25%	-9.9%	12/31/2018	0.98	0	0	1.00%	-9.7%	12/31/2018	0.99	0	0	0.75%	-9.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.64	0	$0	0.50%	3.7%	12/31/2022	$1.67	0	$0	0.25%	3.9%	12/31/2022	$1.71	0	$0	0.00%	4.2%
12/31/2021	1.58	0	0	0.50%	24.5%	12/31/2021	1.61	0	0	0.25%	24.8%	12/31/2021	1.64	0	0	0.00%	25.2%
12/31/2020	1.27	0	0	0.50%	5.6%	12/31/2020	1.29	0	0	0.25%	5.9%	12/31/2020	1.31	0	0	0.00%	6.2%
12/31/2019	1.20	0	0	0.50%	19.9%	12/31/2019	1.22	0	0	0.25%	20.2%	12/31/2019	1.24	0	0	0.00%	20.5%
12/31/2018	1.00	0	0	0.50%	-9.2%	12/31/2018	1.01	0	0	0.25%	-9.0%	12/31/2018	1.03	0	0	0.00%	-8.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.2%
2021	0.3%
2020	0.6%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Ave Maria Growth Fund - 06-082

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$343,014	$363,580	9,719
Receivables: investments sold	-
Payables: investments purchased	(890)
Net assets	$342,124

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$342,124	172,067	$1.99
Band 100	-	-	2.03
Band 75	-	-	2.07
Band 50	-	-	2.12
Band 25	-	-	2.17
Band 0	-	-	2.21
Total	$342,124	172,067

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,014
Mortality & expense charges			(4,219)
Net investment income (loss)			(3,205)

Gain (loss) on investments:
Net realized gain (loss)			(1,126)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(82,328)
Net gain (loss)			(83,454)

Increase (decrease) in net assets from operations			$(86,659)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,205)	$(3,990)
Net realized gain (loss)		(1,126)	1,282
Realized gain distributions		-	38,148
Net change in unrealized appreciation (depreciation)		(82,328)	9,670

Increase (decrease) in net assets from operations		(86,659)	45,110

Contract owner transactions:
Proceeds from units sold		90,855	47,204
Cost of units redeemed		(18,483)	(1,088)
Account charges		-	-
Increase (decrease)		72,372	46,116
Net increase (decrease)		(14,287)	91,226
Net assets, beginning		356,411	265,185
Net assets, ending		$342,124	$356,411

Units sold		42,298	19,436
Units redeemed		(9,671)	(436)
Net increase (decrease)		32,627	19,000
Units outstanding, beginning		139,440	120,440
Units outstanding, ending		172,067	139,440

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$667,105
Cost of units redeemed/account charges			(430,087)
Net investment income (loss)			(20,256)
Net realized gain (loss)			30,173
Realized gain distributions			115,755
Net change in unrealized appreciation (depreciation)			(20,566)
Net assets			$342,124

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.99	172	$342	1.25%	-22.2%	12/31/2022	$2.03	0	$0	1.00%	-22.0%	12/31/2022	$2.07	0	$0	0.75%	-21.8%
12/31/2021	2.56	139	356	1.25%	16.1%	12/31/2021	2.60	0	0	1.00%	16.4%	12/31/2021	2.65	0	0	0.75%	16.7%
12/31/2020	2.20	120	265	1.25%	16.9%	12/31/2020	2.24	0	0	1.00%	17.2%	12/31/2020	2.27	0	0	0.75%	17.5%
12/31/2019	1.88	95	180	1.25%	35.4%	12/31/2019	1.91	0	0	1.00%	35.7%	12/31/2019	1.94	0	0	0.75%	36.1%
12/31/2018	1.39	79	110	1.25%	-3.0%	12/31/2018	1.41	0	0	1.00%	-2.8%	12/31/2018	1.42	0	0	0.75%	-2.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.12	0	$0	0.50%	-21.6%	12/31/2022	$2.17	0	$0	0.25%	-21.4%	12/31/2022	$2.21	0	$0	0.00%	-21.2%
12/31/2021	2.70	0	0	0.50%	17.0%	12/31/2021	2.76	0	0	0.25%	17.3%	12/31/2021	2.81	0	0	0.00%	17.5%
12/31/2020	2.31	0	0	0.50%	17.8%	12/31/2020	2.35	0	0	0.25%	18.1%	12/31/2020	2.39	0	0	0.00%	18.4%
12/31/2019	1.96	0	0	0.50%	36.4%	12/31/2019	1.99	0	0	0.25%	36.8%	12/31/2019	2.02	0	0	0.00%	37.1%
12/31/2018	1.44	0	0	0.50%	-2.3%	12/31/2018	1.46	0	0	0.25%	-2.1%	12/31/2018	1.47	0	0	0.00%	-1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.3%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Baron Emerging Markets Fund R6 Class - 06-3J9

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$31,256	$35,655	2,399
Receivables: investments sold	51
Payables: investments purchased	-
Net assets	$31,307

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$31,307	33,084	$0.95
Band 100	-	-	0.96
Band 75	-	-	0.97
Band 50	-	-	0.98
Band 25	-	-	0.99
Band 0	-	-	1.00
Total	$31,307	33,084

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(227)
Net investment income (loss)			(227)

Gain (loss) on investments:
Net realized gain (loss)			(150)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(3,692)
Net gain (loss)			(3,842)

Increase (decrease) in net assets from operations			$(4,069)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(227)	$68
Net realized gain (loss)		(150)	11
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(3,692)	(953)

Increase (decrease) in net assets from operations		(4,069)	(874)

Contract owner transactions:
Proceeds from units sold		24,379	3,051
Cost of units redeemed		(229)	-
Account charges		(41)	(42)
Increase (decrease)		24,109	3,009
Net increase (decrease)		20,040	2,135
Net assets, beginning		11,267	9,132
Net assets, ending		$31,307	$11,267

Units sold		24,624	2,196
Units redeemed		(264)	(31)
Net increase (decrease)		24,360	2,165
Units outstanding, beginning		8,724	6,559
Units outstanding, ending		33,084	8,724

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$36,329
Cost of units redeemed/account charges			(321)
Net investment income (loss)			(163)
Net realized gain (loss)			(139)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(4,399)
Net assets			$31,307

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.95	33	$31	1.25%	-26.7%	12/31/2022	$0.96	0	$0	1.00%	-26.5%	12/31/2022	$0.97	0	$0	0.75%	-26.4%
12/31/2021	1.29	9	11	1.25%	-7.2%	12/31/2021	1.30	0	0	1.00%	-7.0%	12/31/2021	1.31	0	0	0.75%	-6.8%
12/31/2020	1.39	7	9	1.25%	27.7%	12/31/2020	1.40	0	0	1.00%	28.0%	12/31/2020	1.41	0	0	0.75%	28.3%
12/31/2019	1.09	0	0	1.25%	17.3%	12/31/2019	1.09	0	0	1.00%	17.6%	12/31/2019	1.10	0	0	0.75%	17.9%
12/31/2018	0.93	0	0	1.25%	-7.0%	12/31/2018	0.93	0	0	1.00%	-7.0%	12/31/2018	0.93	0	0	0.75%	-6.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.98	0	$0	0.50%	-26.2%	12/31/2022	$0.99	0	$0	0.25%	-26.0%	12/31/2022	$1.00	0	$0	0.00%	-25.8%
12/31/2021	1.32	0	0	0.50%	-6.5%	12/31/2021	1.33	0	0	0.25%	-6.3%	12/31/2021	1.35	0	0	0.00%	-6.1%
12/31/2020	1.42	0	0	0.50%	28.6%	12/31/2020	1.42	0	0	0.25%	29.0%	12/31/2020	1.43	0	0	0.00%	29.3%
12/31/2019	1.10	0	0	0.50%	18.2%	12/31/2019	1.10	0	0	0.25%	18.5%	12/31/2019	1.11	0	0	0.00%	18.8%
12/31/2018	0.93	0	0	0.50%	-6.8%	12/31/2018	0.93	0	0	0.25%	-6.8%	12/31/2018	0.93	0	0	0.00%	-6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	2.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Baron Asset R6 Class - 06-47Y (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.13
Band 100	-	-	1.14
Band 75	-	-	1.15
Band 50	-	-	1.16
Band 25	-	-	1.17
Band 0	-	-	1.18
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.13	0	$0	1.25%	-26.8%	12/31/2022	$1.14	0	$0	1.00%	-26.6%	12/31/2022	$1.15	0	$0	0.75%	-26.4%
12/31/2021	1.54	0	0	1.25%	12.8%	12/31/2021	1.55	0	0	1.00%	13.1%	12/31/2021	1.56	0	0	0.75%	13.4%
12/31/2020	1.37	0	0	1.25%	31.7%	12/31/2020	1.37	0	0	1.00%	32.0%	12/31/2020	1.38	0	0	0.75%	32.3%
12/31/2019	1.04	0	0	1.25%	3.9%	12/31/2019	1.04	0	0	1.00%	4.0%	12/31/2019	1.04	0	0	0.75%	4.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.16	0	$0	0.50%	-26.2%	12/31/2022	$1.17	0	$0	0.25%	-26.1%	12/31/2022	$1.18	0	$0	0.00%	-25.9%
12/31/2021	1.57	0	0	0.50%	13.7%	12/31/2021	1.58	0	0	0.25%	13.9%	12/31/2021	1.59	0	0	0.00%	14.2%
12/31/2020	1.38	0	0	0.50%	32.7%	12/31/2020	1.39	0	0	0.25%	33.0%	12/31/2020	1.39	0	0	0.00%	33.3%
12/31/2019	1.04	0	0	0.50%	4.1%	12/31/2019	1.04	0	0	0.25%	4.2%	12/31/2019	1.04	0	0	0.00%	4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Beacon Small Cap Value Fund R6 Class - 06-34C

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,105,108	$1,277,212	49,271
Receivables: investments sold	-
Payables: investments purchased	(451)
Net assets	$1,104,657

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,104,657	918,809	$1.20
Band 100	-	-	1.22
Band 75	-	-	1.23
Band 50	-	-	1.25
Band 25	-	-	1.26
Band 0	-	-	1.28
Total	$1,104,657	918,809

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$17,203
Mortality & expense charges			(12,071)
Net investment income (loss)			5,132

Gain (loss) on investments:
Net realized gain (loss)			1,984
Realized gain distributions			149,319
Net change in unrealized appreciation (depreciation)			(260,280)
Net gain (loss)			(108,977)

Increase (decrease) in net assets from operations			$(103,845)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,132	$(4,016)
Net realized gain (loss)		1,984	10,436
Realized gain distributions		149,319	104,057
Net change in unrealized appreciation (depreciation)		(260,280)	109,935

Increase (decrease) in net assets from operations		(103,845)	220,412

Contract owner transactions:
Proceeds from units sold		426,129	94,219
Cost of units redeemed		(280,154)	(80,007)
Account charges		(831)	(785)
Increase (decrease)		145,144	13,427
Net increase (decrease)		41,299	233,839
Net assets, beginning		1,063,358	829,519
Net assets, ending		$1,104,657	$1,063,358

Units sold		753,080	76,048
Units redeemed		(640,319)	(66,181)
Net increase (decrease)		112,761	9,867
Units outstanding, beginning		806,048	796,181
Units outstanding, ending		918,809	806,048

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,808,889
Cost of units redeemed/account charges			(777,579)
Net investment income (loss)			132
Net realized gain (loss)			(97,567)
Realized gain distributions			342,886
Net change in unrealized appreciation (depreciation)			(172,104)
Net assets			$1,104,657

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.20	919	$1,105	1.25%	-8.9%	12/31/2022	$1.22	0	$0	1.00%	-8.6%	12/31/2022	$1.23	0	$0	0.75%	-8.4%
12/31/2021	1.32	806	1,063	1.25%	26.6%	12/31/2021	1.33	0	0	1.00%	26.9%	12/31/2021	1.34	0	0	0.75%	27.3%
12/31/2020	1.04	796	830	1.25%	2.7%	12/31/2020	1.05	0	0	1.00%	3.0%	12/31/2020	1.06	0	0	0.75%	3.3%
12/31/2019	1.01	783	794	1.25%	22.0%	12/31/2019	1.02	0	0	1.00%	22.3%	12/31/2019	1.02	0	0	0.75%	22.6%
12/31/2018	0.83	832	691	1.25%	-16.9%	12/31/2018	0.83	0	0	1.00%	-16.7%	12/31/2018	0.83	0	0	0.75%	-16.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.25	0	$0	0.50%	-8.2%	12/31/2022	$1.26	0	$0	0.25%	-8.0%	12/31/2022	$1.28	0	$0	0.00%	-7.7%
12/31/2021	1.36	0	0	0.50%	27.6%	12/31/2021	1.37	0	0	0.25%	27.9%	12/31/2021	1.38	0	0	0.00%	28.2%
12/31/2020	1.06	0	0	0.50%	3.5%	12/31/2020	1.07	0	0	0.25%	3.8%	12/31/2020	1.08	0	0	0.00%	4.0%
12/31/2019	1.03	0	0	0.50%	22.9%	12/31/2019	1.03	0	0	0.25%	23.2%	12/31/2019	1.04	0	0	0.00%	23.5%
12/31/2018	0.84	0	0	0.50%	-16.4%	12/31/2018	0.84	0	0	0.25%	-16.2%	12/31/2018	0.84	0	0	0.00%	-16.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.6%
2021	0.9%
2020	0.9%
2019	1.3%
2018	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Beacon Small Cap Value Fund Investor Class - 06-34F (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.18
Band 100	-	-	1.20
Band 75	-	-	1.21
Band 50	-	-	1.22
Band 25	-	-	1.24
Band 0	-	-	1.25
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.18	0	$0	1.25%	-9.2%	12/31/2022	$1.20	0	$0	1.00%	-9.0%	12/31/2022	$1.21	0	$0	0.75%	-8.7%
12/31/2021	1.30	0	0	1.25%	26.1%	12/31/2021	1.31	0	0	1.00%	26.5%	12/31/2021	1.33	0	0	0.75%	26.8%
12/31/2020	1.03	0	0	1.25%	2.4%	12/31/2020	1.04	0	0	1.00%	2.7%	12/31/2020	1.05	0	0	0.75%	2.9%
12/31/2019	1.01	0	0	1.25%	21.5%	12/31/2019	1.01	0	0	1.00%	21.8%	12/31/2019	1.02	0	0	0.75%	22.2%
12/31/2018	0.83	0	0	1.25%	-17.1%	12/31/2018	0.83	0	0	1.00%	-17.0%	12/31/2018	0.83	0	0	0.75%	-16.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.22	0	$0	0.50%	-8.5%	12/31/2022	$1.24	0	$0	0.25%	-8.3%	12/31/2022	$1.25	0	$0	0.00%	-8.1%
12/31/2021	1.34	0	0	0.50%	27.1%	12/31/2021	1.35	0	0	0.25%	27.4%	12/31/2021	1.36	0	0	0.00%	27.7%
12/31/2020	1.05	0	0	0.50%	3.2%	12/31/2020	1.06	0	0	0.25%	3.4%	12/31/2020	1.07	0	0	0.00%	3.7%
12/31/2019	1.02	0	0	0.50%	22.5%	12/31/2019	1.03	0	0	0.25%	22.8%	12/31/2019	1.03	0	0	0.00%	23.1%
12/31/2018	0.83	0	0	0.50%	-16.6%	12/31/2018	0.84	0	0	0.25%	-16.5%	12/31/2018	0.84	0	0	0.00%	-16.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Beacon Large Cap Value Fund Institutional Class - 06-46F

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$541,213	$677,146	22,440
Receivables: investments sold	-
Payables: investments purchased	(5,120)
Net assets	$536,093

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$536,093	415,254	$1.29
Band 100	-	-	1.30
Band 75	-	-	1.31
Band 50	-	-	1.32
Band 25	-	-	1.34
Band 0	-	-	1.35
Total	$536,093	415,254

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$8,611
Mortality & expense charges			(6,862)
Net investment income (loss)			1,749

Gain (loss) on investments:
Net realized gain (loss)			(9,678)
Realized gain distributions			48,436
Net change in unrealized appreciation (depreciation)			(78,343)
Net gain (loss)			(39,585)

Increase (decrease) in net assets from operations			$(37,836)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,749	$6,001
Net realized gain (loss)		(9,678)	(58)
Realized gain distributions		48,436	49,299
Net change in unrealized appreciation (depreciation)		(78,343)	(57,590)

Increase (decrease) in net assets from operations		(37,836)	(2,348)

Contract owner transactions:
Proceeds from units sold		66,354	564,673
Cost of units redeemed		(48,347)	(4,230)
Account charges		(1,726)	(447)
Increase (decrease)		16,281	559,996
Net increase (decrease)		(21,555)	557,648
Net assets, beginning		557,648	-
Net assets, ending		$536,093	$557,648

Units sold		50,247	407,497
Units redeemed		(39,095)	(3,395)
Net increase (decrease)		11,152	404,102
Units outstanding, beginning		404,102	-
Units outstanding, ending		415,254	404,102

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$631,027
Cost of units redeemed/account charges			(54,750)
Net investment income (loss)			7,750
Net realized gain (loss)			(9,736)
Realized gain distributions			97,735
Net change in unrealized appreciation (depreciation)			(135,933)
Net assets			$536,093

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.29	415	$536	1.25%	-6.4%	12/31/2022	$1.30	0	$0	1.00%	-6.2%	12/31/2022	$1.31	0	$0	0.75%	-6.0%
12/31/2021	1.38	404	558	1.25%	26.4%	12/31/2021	1.39	0	0	1.00%	26.7%	12/31/2021	1.40	0	0	0.75%	27.0%
12/31/2020	1.09	0	0	1.25%	2.0%	12/31/2020	1.10	0	0	1.00%	2.2%	12/31/2020	1.10	0	0	0.75%	2.5%
12/31/2019	1.07	0	0	1.25%	7.1%	12/31/2019	1.07	0	0	1.00%	7.2%	12/31/2019	1.07	0	0	0.75%	7.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.32	0	$0	0.50%	-5.7%	12/31/2022	$1.34	0	$0	0.25%	-5.5%	12/31/2022	$1.35	0	$0	0.00%	-5.3%
12/31/2021	1.41	0	0	0.50%	27.3%	12/31/2021	1.41	0	0	0.25%	27.7%	12/31/2021	1.42	0	0	0.00%	28.0%
12/31/2020	1.10	0	0	0.50%	2.7%	12/31/2020	1.11	0	0	0.25%	3.0%	12/31/2020	1.11	0	0	0.00%	3.3%
12/31/2019	1.07	0	0	0.50%	7.4%	12/31/2019	1.08	0	0	0.25%	7.5%	12/31/2019	1.08	0	0	0.00%	7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.6%
2021	2.5%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Beacon ST Mid-Cap Retirement Class - 06-69V (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.74
Band 100	-	-	0.75
Band 75	-	-	0.75
Band 50	-	-	0.75
Band 25	-	-	0.75
Band 0	-	-	0.75
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.74	0	$0	1.25%	-28.9%	12/31/2022	$0.75	0	$0	1.00%	-28.8%	12/31/2022	$0.75	0	$0	0.75%	-28.6%
12/31/2021	1.05	0	0	1.25%	4.8%	12/31/2021	1.05	0	0	1.00%	4.8%	12/31/2021	1.05	0	0	0.75%	4.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.75	0	$0	0.50%	-28.4%	12/31/2022	$0.75	0	$0	0.25%	-28.2%	12/31/2022	$0.75	0	$0	0.00%	-28.0%
12/31/2021	1.05	0	0	0.50%	4.8%	12/31/2021	1.05	0	0	0.25%	4.8%	12/31/2021	1.05	0	0	0.00%	4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Beacon International Equity Fund Investor Class - 06-33X (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.92
Band 100	-	-	0.93
Band 75	-	-	0.94
Band 50	-	-	0.95
Band 25	-	-	0.96
Band 0	-	-	0.98
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$7,714
Cost of units redeemed/account charges			(8,323)
Net investment income (loss)			194
Net realized gain (loss)			225
Realized gain distributions			190
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.92	0	$0	1.25%	-12.3%	12/31/2022	$0.93	0	$0	1.00%	-12.0%	12/31/2022	$0.94	0	$0	0.75%	-11.8%
12/31/2021	1.05	0	0	1.25%	7.9%	12/31/2021	1.06	0	0	1.00%	8.2%	12/31/2021	1.07	0	0	0.75%	8.5%
12/31/2020	0.97	0	0	1.25%	-0.5%	12/31/2020	0.98	0	0	1.00%	-0.3%	12/31/2020	0.98	0	0	0.75%	0.0%
12/31/2019	0.97	8	8	1.25%	17.5%	12/31/2019	0.98	0	0	1.00%	17.8%	12/31/2019	0.98	0	0	0.75%	18.1%
12/31/2018	0.83	3	3	1.25%	-17.1%	12/31/2018	0.83	0	0	1.00%	-16.9%	12/31/2018	0.83	0	0	0.75%	-16.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.95	0	$0	0.50%	-11.6%	12/31/2022	$0.96	0	$0	0.25%	-11.4%	12/31/2022	$0.98	0	$0	0.00%	-11.2%
12/31/2021	1.08	0	0	0.50%	8.8%	12/31/2021	1.09	0	0	0.25%	9.0%	12/31/2021	1.10	0	0	0.00%	9.3%
12/31/2020	0.99	0	0	0.50%	0.2%	12/31/2020	1.00	0	0	0.25%	0.5%	12/31/2020	1.00	0	0	0.00%	0.7%
12/31/2019	0.99	0	0	0.50%	18.4%	12/31/2019	0.99	0	0	0.25%	18.7%	12/31/2019	1.00	0	0	0.00%	19.0%
12/31/2018	0.83	0	0	0.50%	-16.6%	12/31/2018	0.84	0	0	0.25%	-16.4%	12/31/2018	0.84	0	0	0.00%	-16.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	3.6%
2018	3.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Beacon International Equity Fund R6 Class - 06-33Y

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$29,926	$32,458	1,760
Receivables: investments sold	-
Payables: investments purchased	(2,235)
Net assets	$27,691

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$27,691	29,592	$0.94
Band 100	-	-	0.95
Band 75	-	-	0.96
Band 50	-	-	0.97
Band 25	-	-	0.98
Band 0	-	-	0.99
Total	$27,691	29,592

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$813
Mortality & expense charges			(295)
Net investment income (loss)			518

Gain (loss) on investments:
Net realized gain (loss)			(346)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(2,462)
Net gain (loss)			(2,808)

Increase (decrease) in net assets from operations			$(2,290)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$518	$477
Net realized gain (loss)		(346)	93
Realized gain distributions		-	1,364
Net change in unrealized appreciation (depreciation)		(2,462)	(1,052)

Increase (decrease) in net assets from operations		(2,290)	882

Contract owner transactions:
Proceeds from units sold		11,970	11,267
Cost of units redeemed		(3,753)	(214)
Account charges		(6)	-
Increase (decrease)		8,211	11,053
Net increase (decrease)		5,921	11,935
Net assets, beginning		21,770	9,835
Net assets, ending		$27,691	$21,770

Units sold		13,243	10,662
Units redeemed		(4,134)	(204)
Net increase (decrease)		9,109	10,458
Units outstanding, beginning		20,483	10,025
Units outstanding, ending		29,592	20,483

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,450,522
Cost of units redeemed/account charges			(1,408,421)
Net investment income (loss)			8,732
Net realized gain (loss)			(23,180)
Realized gain distributions			2,570
Net change in unrealized appreciation (depreciation)			(2,532)
Net assets			$27,691

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.94	30	$28	1.25%	-12.0%	12/31/2022	$0.95	0	$0	1.00%	-11.7%	12/31/2022	$0.96	0	$0	0.75%	-11.5%
12/31/2021	1.06	20	22	1.25%	8.3%	12/31/2021	1.07	0	0	1.00%	8.6%	12/31/2021	1.08	0	0	0.75%	8.9%
12/31/2020	0.98	10	10	1.25%	-0.1%	12/31/2020	0.99	0	0	1.00%	0.1%	12/31/2020	0.99	0	0	0.75%	0.4%
12/31/2019	0.98	764	750	1.25%	18.1%	12/31/2019	0.99	0	0	1.00%	18.3%	12/31/2019	0.99	0	0	0.75%	18.6%
12/31/2018	0.83	285	237	1.25%	-16.8%	12/31/2018	0.83	0	0	1.00%	-16.6%	12/31/2018	0.84	0	0	0.75%	-16.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.97	0	$0	0.50%	-11.3%	12/31/2022	$0.98	0	$0	0.25%	-11.1%	12/31/2022	$0.99	0	$0	0.00%	-10.9%
12/31/2021	1.09	0	0	0.50%	9.2%	12/31/2021	1.10	0	0	0.25%	9.4%	12/31/2021	1.11	0	0	0.00%	9.7%
12/31/2020	1.00	0	0	0.50%	0.6%	12/31/2020	1.01	0	0	0.25%	0.9%	12/31/2020	1.02	0	0	0.00%	1.1%
12/31/2019	1.00	0	0	0.50%	18.9%	12/31/2019	1.00	0	0	0.25%	19.2%	12/31/2019	1.00	0	0	0.00%	19.5%
12/31/2018	0.84	0	0	0.50%	-16.3%	12/31/2018	0.84	0	0	0.25%	-16.1%	12/31/2018	0.84	0	0	0.00%	-16.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.3%
2021	4.2%
2020	0.4%
2019	4.4%
2018	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Beacon Shp SMID Eq R5 Class - 06-6J6 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.07
Band 75	-	-	1.07
Band 50	-	-	1.07
Band 25	-	-	1.07
Band 0	-	-	1.07
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /13 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.07	0	$0	1.25%	7.2%	12/31/2022	$1.07	0	$0	1.00%	7.3%	12/31/2022	$1.07	0	$0	0.75%	7.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.07	0	$0	0.50%	7.4%	12/31/2022	$1.07	0	$0	0.25%	7.4%	12/31/2022	$1.07	0	$0	0.00%	7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Disciplined Growth Fund Investor Class - 06-694

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$431,546	$568,909	25,584
Receivables: investments sold	317
Payables: investments purchased	-
Net assets	$431,863

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$431,863	162,861	$2.65
Band 100	-	-	2.72
Band 75	-	-	2.80
Band 50	-	-	2.87
Band 25	-	-	2.95
Band 0	-	-	3.03
Total	$431,863	162,861

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(6,419)
Net investment income (loss)			(6,419)

Gain (loss) on investments:
Net realized gain (loss)			(6,515)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(214,138)
Net gain (loss)			(220,653)

Increase (decrease) in net assets from operations			$(227,072)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,419)	$(7,574)
Net realized gain (loss)		(6,515)	13,420
Realized gain distributions		-	140,106
Net change in unrealized appreciation (depreciation)		(214,138)	2,934

Increase (decrease) in net assets from operations		(227,072)	148,886

Contract owner transactions:
Proceeds from units sold		24,615	38,515
Cost of units redeemed		(158,190)	(43,906)
Account charges		(18)	(13)
Increase (decrease)		(133,593)	(5,404)
Net increase (decrease)		(360,665)	143,482
Net assets, beginning		792,528	649,046
Net assets, ending		$431,863	$792,528

Units sold		7,844	10,326
Units redeemed		(43,317)	(11,504)
Net increase (decrease)		(35,473)	(1,178)
Units outstanding, beginning		198,334	199,512
Units outstanding, ending		162,861	198,334

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$6,423,012
Cost of units redeemed/account charges			(8,168,380)
Net investment income (loss)			(162,622)
Net realized gain (loss)			1,313,860
Realized gain distributions			1,163,356
Net change in unrealized appreciation (depreciation)			(137,363)
Net assets			$431,863

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.65	163	$432	1.25%	-32.3%	12/31/2022	$2.72	0	$0	1.00%	-32.1%	12/31/2022	$2.80	0	$0	0.75%	-31.9%
12/31/2021	3.92	167	653	1.25%	22.3%	12/31/2021	4.01	0	0	1.00%	22.6%	12/31/2021	4.11	0	0	0.75%	22.9%
12/31/2020	3.20	172	550	1.25%	31.5%	12/31/2020	3.27	0	0	1.00%	31.8%	12/31/2020	3.34	0	0	0.75%	32.1%
12/31/2019	2.44	617	1,503	1.25%	28.3%	12/31/2019	2.48	0	0	1.00%	28.6%	12/31/2019	2.53	0	0	0.75%	29.0%
12/31/2018	1.90	871	1,654	1.25%	-6.8%	12/31/2018	1.93	0	0	1.00%	-6.5%	12/31/2018	1.96	0	0	0.75%	-6.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.87	0	$0	0.50%	-31.8%	12/31/2022	$2.95	0	$0	0.25%	-31.6%	12/31/2022	$3.03	0	$0	0.00%	-31.4%
12/31/2021	4.21	0	0	0.50%	23.2%	12/31/2021	4.31	0	0	0.25%	23.5%	12/31/2021	4.42	32	140	0.00%	23.8%
12/31/2020	3.42	0	0	0.50%	32.5%	12/31/2020	3.49	0	0	0.25%	32.8%	12/31/2020	3.57	28	99	0.00%	33.1%
12/31/2019	2.58	0	0	0.50%	29.3%	12/31/2019	2.63	0	0	0.25%	29.6%	12/31/2019	2.68	27	71	0.00%	29.9%
12/31/2018	1.99	0	0	0.50%	-6.1%	12/31/2018	2.03	0	0	0.25%	-5.8%	12/31/2018	2.06	28	57	0.00%	-5.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.2%
2018	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice In Retirement Portfolio Investor Class - 06-427

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,410,517	$7,310,184	569,780
Receivables: investments sold	-
Payables: investments purchased	(491)
Net assets	$6,410,026

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,326,369	3,270,058	$1.93
Band 100	-	-	2.00
Band 75	-	-	2.07
Band 50	-	-	2.14
Band 25	-	-	2.22
Band 0	83,657	36,452	2.29
Total	$6,410,026	3,306,510

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$199,888
Mortality & expense charges			(108,555)
Net investment income (loss)			91,333

Gain (loss) on investments:
Net realized gain (loss)			(272,639)
Realized gain distributions			146,487
Net change in unrealized appreciation (depreciation)			(1,527,733)
Net gain (loss)			(1,653,885)

Increase (decrease) in net assets from operations			$(1,562,552)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$91,333	$236,537
Net realized gain (loss)		(272,639)	1,399,790
Realized gain distributions		146,487	457,353
Net change in unrealized appreciation (depreciation)		(1,527,733)	(857,392)

Increase (decrease) in net assets from operations		(1,562,552)	1,236,288

Contract owner transactions:
Proceeds from units sold		781,230	1,723,327
Cost of units redeemed		(4,451,522)	(26,859,793)
Account charges		(6,924)	(13,069)
Increase (decrease)		(3,677,216)	(25,149,535)
Net increase (decrease)		(5,239,768)	(23,913,247)
Net assets, beginning		11,649,794	35,563,041
Net assets, ending		$6,410,026	$11,649,794

Units sold		432,210	899,941
Units redeemed		(2,281,729)	(12,679,736)
Net increase (decrease)		(1,849,519)	(11,779,795)
Units outstanding, beginning		5,156,029	16,935,824
Units outstanding, ending		3,306,510	5,156,029

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$89,266,093
Cost of units redeemed/account charges			(87,245,290)
Net investment income (loss)			997,633
Net realized gain (loss)			1,718,431
Realized gain distributions			2,572,826
Net change in unrealized appreciation (depreciation)			(899,667)
Net assets			$6,410,026

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.93	3,270	$6,326	1.25%	-14.3%	12/31/2022	$2.00	0	$0	1.00%	-14.1%	12/31/2022	$2.07	0	$0	0.75%	-13.9%
12/31/2021	2.26	5,127	11,573	1.25%	7.5%	12/31/2021	2.33	0	0	1.00%	7.8%	12/31/2021	2.40	0	0	0.75%	8.1%
12/31/2020	2.10	16,897	35,468	1.25%	9.3%	12/31/2020	2.16	0	0	1.00%	9.6%	12/31/2020	2.23	0	0	0.75%	9.9%
12/31/2019	1.92	2,869	5,508	1.25%	14.4%	12/31/2019	1.97	0	0	1.00%	14.7%	12/31/2019	2.03	0	0	0.75%	15.0%
12/31/2018	1.68	3,967	6,657	1.25%	-5.4%	12/31/2018	1.72	0	0	1.00%	-5.1%	12/31/2018	1.76	0	0	0.75%	-4.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.14	0	$0	0.50%	-13.6%	12/31/2022	$2.22	0	$0	0.25%	-13.4%	12/31/2022	$2.29	36	$84	0.00%	-13.2%
12/31/2021	2.48	0	0	0.50%	8.3%	12/31/2021	2.56	0	0	0.25%	8.6%	12/31/2021	2.64	29	77	0.00%	8.9%
12/31/2020	2.29	0	0	0.50%	10.2%	12/31/2020	2.36	0	0	0.25%	10.4%	12/31/2020	2.43	39	95	0.00%	10.7%
12/31/2019	2.08	0	0	0.50%	15.3%	12/31/2019	2.14	0	0	0.25%	15.6%	12/31/2019	2.19	18	39	0.00%	15.9%
12/31/2018	1.80	0	0	0.50%	-4.6%	12/31/2018	1.85	0	0	0.25%	-4.4%	12/31/2018	1.89	16	30	0.00%	-4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.2%
2021	1.8%
2020	1.6%
2019	1.6%
2018	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Real Estate Fund A Class - 06-380

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$253,138	$321,374	11,054
Receivables: investments sold	341
Payables: investments purchased	-
Net assets	$253,479

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$229,816	62,563	$3.67
Band 100	23,663	6,135	3.86
Band 75	-	-	4.05
Band 50	-	-	4.25
Band 25	-	-	4.46
Band 0	-	-	4.72
Total	$253,479	68,698

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$5,429
Mortality & expense charges			(4,171)
Net investment income (loss)			1,258

Gain (loss) on investments:
Net realized gain (loss)			3,003
Realized gain distributions			20,342
Net change in unrealized appreciation (depreciation)			(133,804)
Net gain (loss)			(110,459)

Increase (decrease) in net assets from operations			$(109,201)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,258	$399
Net realized gain (loss)		3,003	4,576
Realized gain distributions		20,342	47,866
Net change in unrealized appreciation (depreciation)		(133,804)	89,829

Increase (decrease) in net assets from operations		(109,201)	142,670

Contract owner transactions:
Proceeds from units sold		30,781	88,811
Cost of units redeemed		(196,807)	(81,595)
Account charges		(219)	(191)
Increase (decrease)		(166,245)	7,025
Net increase (decrease)		(275,446)	149,695
Net assets, beginning		528,925	379,230
Net assets, ending		$253,479	$528,925

Units sold		8,038	20,965
Units redeemed		(45,808)	(20,790)
Net increase (decrease)		(37,770)	175
Units outstanding, beginning		106,468	106,293
Units outstanding, ending		68,698	106,468

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$16,854,188
Cost of units redeemed/account charges			(18,045,944)
Net investment income (loss)			143,563
Net realized gain (loss)			384,418
Realized gain distributions			985,490
Net change in unrealized appreciation (depreciation)			(68,236)
Net assets			$253,479

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.67	63	$230	1.25%	-25.8%	12/31/2022	$3.86	6	$24	1.00%	-25.7%	12/31/2022	$4.05	0	$0	0.75%	-25.5%
12/31/2021	4.95	100	494	1.25%	39.2%	12/31/2021	5.19	7	35	1.00%	39.6%	12/31/2021	5.43	0	0	0.75%	39.9%
12/31/2020	3.56	99	353	1.25%	-9.7%	12/31/2020	3.72	7	26	1.00%	-9.5%	12/31/2020	3.88	0	0	0.75%	-9.3%
12/31/2019	3.94	124	490	1.25%	28.7%	12/31/2019	4.11	10	42	1.00%	29.0%	12/31/2019	4.28	0	0	0.75%	29.4%
12/31/2018	3.06	210	644	1.25%	-6.4%	12/31/2018	3.18	9	29	1.00%	-6.1%	12/31/2018	3.31	0	0	0.75%	-5.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.25	0	$0	0.50%	-25.3%	12/31/2022	$4.46	0	$0	0.25%	-25.1%	12/31/2022	$4.72	0	$0	0.00%	-24.9%
12/31/2021	5.68	0	0	0.50%	40.3%	12/31/2021	5.95	0	0	0.25%	40.6%	12/31/2021	6.29	0	0	0.00%	41.0%
12/31/2020	4.05	0	0	0.50%	-9.0%	12/31/2020	4.23	0	0	0.25%	-8.8%	12/31/2020	4.46	0	0	0.00%	-8.6%
12/31/2019	4.45	0	0	0.50%	29.7%	12/31/2019	4.64	0	0	0.25%	30.0%	12/31/2019	4.88	0	0	0.00%	30.3%
12/31/2018	3.43	0	0	0.50%	-5.7%	12/31/2018	3.57	0	0	0.25%	-5.4%	12/31/2018	3.74	7	28	0.00%	-5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.4%
2021	1.3%
2020	1.3%
2019	2.3%
2018	3.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Real Estate Fund Investor Class - 06-269

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$423,958	$529,698	18,499
Receivables: investments sold	978
Payables: investments purchased	-
Net assets	$424,936

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$424,936	272,088	$1.56
Band 100	-	-	1.62
Band 75	-	-	1.69
Band 50	-	-	1.76
Band 25	-	-	1.83
Band 0	-	-	1.90
Total	$424,936	272,088

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$10,047
Mortality & expense charges			(6,225)
Net investment income (loss)			3,822

Gain (loss) on investments:
Net realized gain (loss)			(7,487)
Realized gain distributions			33,910
Net change in unrealized appreciation (depreciation)			(188,420)
Net gain (loss)			(161,997)

Increase (decrease) in net assets from operations			$(158,175)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,822	$1,781
Net realized gain (loss)		(7,487)	18,430
Realized gain distributions		33,910	58,482
Net change in unrealized appreciation (depreciation)		(188,420)	116,734

Increase (decrease) in net assets from operations		(158,175)	195,427

Contract owner transactions:
Proceeds from units sold		77,437	51,985
Cost of units redeemed		(88,009)	(201,300)
Account charges		(544)	(708)
Increase (decrease)		(11,116)	(150,023)
Net increase (decrease)		(169,291)	45,404
Net assets, beginning		594,227	548,823
Net assets, ending		$424,936	$594,227

Units sold		43,117	29,466
Units redeemed		(53,946)	(111,234)
Net increase (decrease)		(10,829)	(81,768)
Units outstanding, beginning		282,917	364,685
Units outstanding, ending		272,088	282,917

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$19,146,244
Cost of units redeemed/account charges			(20,658,486)
Net investment income (loss)			180,284
Net realized gain (loss)			1,384,603
Realized gain distributions			478,031
Net change in unrealized appreciation (depreciation)			(105,740)
Net assets			$424,936

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.56	272	$425	1.25%	-25.6%	12/31/2022	$1.62	0	$0	1.00%	-25.5%	12/31/2022	$1.69	0	$0	0.75%	-25.3%
12/31/2021	2.10	283	594	1.25%	39.6%	12/31/2021	2.18	0	0	1.00%	39.9%	12/31/2021	2.26	0	0	0.75%	40.3%
12/31/2020	1.50	365	549	1.25%	-9.5%	12/31/2020	1.56	0	0	1.00%	-9.3%	12/31/2020	1.61	0	0	0.75%	-9.0%
12/31/2019	1.66	456	757	1.25%	29.0%	12/31/2019	1.72	0	0	1.00%	29.4%	12/31/2019	1.77	0	0	0.75%	29.7%
12/31/2018	1.29	918	1,182	1.25%	-6.1%	12/31/2018	1.33	0	0	1.00%	-5.9%	12/31/2018	1.37	0	0	0.75%	-5.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.76	0	$0	0.50%	-25.1%	12/31/2022	$1.83	0	$0	0.25%	-24.9%	12/31/2022	$1.90	0	$0	0.00%	-24.7%
12/31/2021	2.34	0	0	0.50%	40.6%	12/31/2021	2.43	0	0	0.25%	41.0%	12/31/2021	2.52	0	0	0.00%	41.3%
12/31/2020	1.67	0	0	0.50%	-8.8%	12/31/2020	1.72	0	0	0.25%	-8.6%	12/31/2020	1.78	0	0	0.00%	-8.3%
12/31/2019	1.83	0	0	0.50%	30.0%	12/31/2019	1.89	0	0	0.25%	30.3%	12/31/2019	1.95	0	0	0.00%	30.7%
12/31/2018	1.41	0	0	0.50%	-5.4%	12/31/2018	1.45	0	0	0.25%	-5.2%	12/31/2018	1.49	0	0	0.00%	-5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.0%
2021	1.6%
2020	1.4%
2019	2.0%
2018	3.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Select Investor Class - 06-440

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$102,914	$115,071	1,367
Receivables: investments sold	66
Payables: investments purchased	-
Net assets	$102,980

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$102,980	14,209	$7.25
Band 100	-	-	7.60
Band 75	-	-	7.98
Band 50	-	-	8.37
Band 25	-	-	8.79
Band 0	-	-	10.38
Total	$102,980	14,209

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,618)
Net investment income (loss)			(1,618)

Gain (loss) on investments:
Net realized gain (loss)			3,733
Realized gain distributions			9,671
Net change in unrealized appreciation (depreciation)			(62,982)
Net gain (loss)			(49,578)

Increase (decrease) in net assets from operations			$(51,196)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,618)	$(1,951)
Net realized gain (loss)		3,733	8,483
Realized gain distributions		9,671	13,564
Net change in unrealized appreciation (depreciation)		(62,982)	12,762

Increase (decrease) in net assets from operations		(51,196)	32,858

Contract owner transactions:
Proceeds from units sold		8,308	21,486
Cost of units redeemed		(32,339)	(25,993)
Account charges		(13)	(7)
Increase (decrease)		(24,044)	(4,514)
Net increase (decrease)		(75,240)	28,344
Net assets, beginning		178,220	149,876
Net assets, ending		$102,980	$178,220

Units sold		1,014	2,320
Units redeemed		(4,065)	(3,003)
Net increase (decrease)		(3,051)	(683)
Units outstanding, beginning		17,260	17,943
Units outstanding, ending		14,209	17,260

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$674,017
Cost of units redeemed/account charges			(744,004)
Net investment income (loss)			(20,501)
Net realized gain (loss)			118,727
Realized gain distributions			86,898
Net change in unrealized appreciation (depreciation)			(12,157)
Net assets			$102,980

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$7.25	14	$103	1.25%	-29.8%	12/31/2022	$7.60	0	$0	1.00%	-29.6%	12/31/2022	$7.98	0	$0	0.75%	-29.5%
12/31/2021	10.33	17	178	1.25%	23.6%	12/31/2021	10.81	0	0	1.00%	23.9%	12/31/2021	11.31	0	0	0.75%	24.2%
12/31/2020	8.35	18	150	1.25%	32.3%	12/31/2020	8.72	0	0	1.00%	32.6%	12/31/2020	9.11	0	0	0.75%	33.0%
12/31/2019	6.31	35	221	1.25%	34.6%	12/31/2019	6.58	0	0	1.00%	35.0%	12/31/2019	6.85	0	0	0.75%	35.3%
12/31/2018	4.69	33	157	1.25%	-4.8%	12/31/2018	4.87	0	0	1.00%	-4.6%	12/31/2018	5.06	0	0	0.75%	-4.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$8.37	0	$0	0.50%	-29.3%	12/31/2022	$8.79	0	$0	0.25%	-29.1%	12/31/2022	$10.38	0	$0	0.00%	-28.9%
12/31/2021	11.84	0	0	0.50%	24.6%	12/31/2021	12.39	0	0	0.25%	24.9%	12/31/2021	14.61	0	0	0.00%	25.2%
12/31/2020	9.51	0	0	0.50%	33.3%	12/31/2020	9.93	0	0	0.25%	33.6%	12/31/2020	11.67	0	0	0.00%	34.0%
12/31/2019	7.13	0	0	0.50%	35.6%	12/31/2019	7.43	0	0	0.25%	36.0%	12/31/2019	8.71	0	0	0.00%	36.3%
12/31/2018	5.26	0	0	0.50%	-4.1%	12/31/2018	5.46	0	0	0.25%	-3.9%	12/31/2018	6.39	0	0	0.00%	-3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Diversified Bond Fund Investor Class - 06-721

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,870	$2,173	203
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$1,870

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,870	1,739	$1.08
Band 100	-	-	1.11
Band 75	-	-	1.15
Band 50	-	-	1.18
Band 25	-	-	1.22
Band 0	-	-	1.26
Total	$1,870	1,739

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$39
Mortality & expense charges			(19)
Net investment income (loss)			20

Gain (loss) on investments:
Net realized gain (loss)			(3)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(254)
Net gain (loss)			(257)

Increase (decrease) in net assets from operations			$(237)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$20	$3
Net realized gain (loss)		(3)	-
Realized gain distributions		-	13
Net change in unrealized appreciation (depreciation)		(254)	(36)

Increase (decrease) in net assets from operations		(237)	(20)

Contract owner transactions:
Proceeds from units sold		712	766
Cost of units redeemed		-	-
Account charges		(6)	(4)
Increase (decrease)		706	762
Net increase (decrease)		469	742
Net assets, beginning		1,401	659
Net assets, ending		$1,870	$1,401

Units sold		645	601
Units redeemed		(14)	(3)
Net increase (decrease)		631	598
Units outstanding, beginning		1,108	510
Units outstanding, ending		1,739	1,108

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,123
Cost of units redeemed/account charges			(11)
Net investment income (loss)			24
Net realized gain (loss)			8
Realized gain distributions			29
Net change in unrealized appreciation (depreciation)			(303)
Net assets			$1,870

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.08	2	$2	1.25%	-15.0%	12/31/2022	$1.11	0	$0	1.00%	-14.7%	12/31/2022	$1.15	0	$0	0.75%	-14.5%
12/31/2021	1.26	1	1	1.25%	-2.1%	12/31/2021	1.30	0	0	1.00%	-1.8%	12/31/2021	1.34	0	0	0.75%	-1.6%
12/31/2020	1.29	1	1	1.25%	6.7%	12/31/2020	1.33	0	0	1.00%	7.0%	12/31/2020	1.36	0	0	0.75%	7.2%
12/31/2019	1.21	0	0	1.25%	7.1%	12/31/2019	1.24	0	0	1.00%	7.3%	12/31/2019	1.27	0	0	0.75%	7.6%
12/31/2018	1.13	0	0	1.25%	-2.7%	12/31/2018	1.15	0	0	1.00%	-2.4%	12/31/2018	1.18	0	0	0.75%	-2.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.18	0	$0	0.50%	-14.3%	12/31/2022	$1.22	0	$0	0.25%	-14.1%	12/31/2022	$1.26	0	$0	0.00%	-13.9%
12/31/2021	1.38	0	0	0.50%	-1.3%	12/31/2021	1.42	0	0	0.25%	-1.1%	12/31/2021	1.46	0	0	0.00%	-0.9%
12/31/2020	1.40	0	0	0.50%	7.5%	12/31/2020	1.44	0	0	0.25%	7.8%	12/31/2020	1.47	0	0	0.00%	8.0%
12/31/2019	1.30	0	0	0.50%	7.9%	12/31/2019	1.33	0	0	0.25%	8.1%	12/31/2019	1.36	0	0	0.00%	8.4%
12/31/2018	1.21	0	0	0.50%	-2.0%	12/31/2018	1.23	0	0	0.25%	-1.7%	12/31/2018	1.26	0	0	0.00%	-1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.4%
2021	1.5%
2020	1.0%
2019	1.4%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Select A Class - 06-240

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$217,134	$201,393	3,013
Receivables: investments sold	-
Payables: investments purchased	(11)
Net assets	$217,123

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$45,451	12,697	$3.58
Band 100	171,672	45,775	3.75
Band 75	-	-	3.93
Band 50	-	-	4.12
Band 25	-	-	4.31
Band 0	-	-	4.52
Total	$217,123	58,472

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,676)
Net investment income (loss)			(2,676)

Gain (loss) on investments:
Net realized gain (loss)			3,867
Realized gain distributions			21,255
Net change in unrealized appreciation (depreciation)			(117,382)
Net gain (loss)			(92,260)

Increase (decrease) in net assets from operations			$(94,936)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,676)	$(3,119)
Net realized gain (loss)		3,867	7,470
Realized gain distributions		21,255	25,394
Net change in unrealized appreciation (depreciation)		(117,382)	32,697

Increase (decrease) in net assets from operations		(94,936)	62,442

Contract owner transactions:
Proceeds from units sold		295	927
Cost of units redeemed		(9,929)	(13,838)
Account charges		(42)	(57)
Increase (decrease)		(9,676)	(12,968)
Net increase (decrease)		(104,612)	49,474
Net assets, beginning		321,735	272,261
Net assets, ending		$217,123	$321,735

Units sold		71	219
Units redeemed		(2,421)	(2,973)
Net increase (decrease)		(2,350)	(2,754)
Units outstanding, beginning		60,822	63,576
Units outstanding, ending		58,472	60,822

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$908,196
Cost of units redeemed/account charges			(1,017,843)
Net investment income (loss)			(34,881)
Net realized gain (loss)			168,722
Realized gain distributions			177,188
Net change in unrealized appreciation (depreciation)			15,741
Net assets			$217,123

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.58	13	$45	1.25%	-30.0%	12/31/2022	$3.75	46	$172	1.00%	-29.8%	12/31/2022	$3.93	0	$0	0.75%	-29.6%
12/31/2021	5.11	14	72	1.25%	23.3%	12/31/2021	5.34	47	250	1.00%	23.6%	12/31/2021	5.58	0	0	0.75%	23.9%
12/31/2020	4.15	14	60	1.25%	32.0%	12/31/2020	4.32	49	213	1.00%	32.3%	12/31/2020	4.51	0	0	0.75%	32.6%
12/31/2019	3.14	22	70	1.25%	34.3%	12/31/2019	3.27	49	161	1.00%	34.6%	12/31/2019	3.40	0	0	0.75%	34.9%
12/31/2018	2.34	23	53	1.25%	-5.1%	12/31/2018	2.43	65	157	1.00%	-4.8%	12/31/2018	2.52	0	0	0.75%	-4.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.12	0	$0	0.50%	-29.5%	12/31/2022	$4.31	0	$0	0.25%	-29.3%	12/31/2022	$4.52	0	$0	0.00%	-29.1%
12/31/2021	5.84	0	0	0.50%	24.2%	12/31/2021	6.10	0	0	0.25%	24.6%	12/31/2021	6.37	0	0	0.00%	24.9%
12/31/2020	4.70	0	0	0.50%	33.0%	12/31/2020	4.90	0	0	0.25%	33.3%	12/31/2020	5.10	0	0	0.00%	33.6%
12/31/2019	3.53	0	0	0.50%	35.3%	12/31/2019	3.67	0	0	0.25%	35.6%	12/31/2019	3.82	0	0	0.00%	36.0%
12/31/2018	2.61	0	0	0.50%	-4.3%	12/31/2018	2.71	0	0	0.25%	-4.1%	12/31/2018	2.81	0	0	0.00%	-3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Small Cap Growth A Class - 06-200

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$653,426	$828,726	43,996
Receivables: investments sold	805
Payables: investments purchased	-
Net assets	$654,231

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$566,914	136,642	$4.15
Band 100	87,317	20,088	4.35
Band 75	-	-	4.55
Band 50	-	-	4.77
Band 25	-	-	5.00
Band 0	-	-	5.24
Total	$654,231	156,730

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(9,577)
Net investment income (loss)			(9,577)

Gain (loss) on investments:
Net realized gain (loss)			(68,168)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(219,269)
Net gain (loss)			(287,437)

Increase (decrease) in net assets from operations			$(297,014)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(9,577)	$(17,439)
Net realized gain (loss)		(68,168)	124,218
Realized gain distributions		-	261,246
Net change in unrealized appreciation (depreciation)		(219,269)	(304,256)

Increase (decrease) in net assets from operations		(297,014)	63,769

Contract owner transactions:
Proceeds from units sold		150,273	228,349
Cost of units redeemed		(286,749)	(544,430)
Account charges		(128)	(789)
Increase (decrease)		(136,604)	(316,870)
Net increase (decrease)		(433,618)	(253,101)
Net assets, beginning		1,087,849	1,340,950
Net assets, ending		$654,231	$1,087,849

Units sold		36,087	40,584
Units redeemed		(68,520)	(97,645)
Net increase (decrease)		(32,433)	(57,061)
Units outstanding, beginning		189,163	246,224
Units outstanding, ending		156,730	189,163

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$4,453,290
Cost of units redeemed/account charges			(5,126,075)
Net investment income (loss)			(187,032)
Net realized gain (loss)			980,342
Realized gain distributions			709,006
Net change in unrealized appreciation (depreciation)			(175,300)
Net assets			$654,231

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.15	137	$567	1.25%	-27.5%	12/31/2022	$4.35	20	$87	1.00%	-27.3%	12/31/2022	$4.55	0	$0	0.75%	-27.1%
12/31/2021	5.72	167	957	1.25%	5.5%	12/31/2021	5.98	22	131	1.00%	5.7%	12/31/2021	6.25	0	0	0.75%	6.0%
12/31/2020	5.42	223	1,212	1.25%	48.7%	12/31/2020	5.65	23	129	1.00%	49.1%	12/31/2020	5.90	0	0	0.75%	49.4%
12/31/2019	3.65	260	948	1.25%	34.8%	12/31/2019	3.79	45	170	1.00%	35.1%	12/31/2019	3.95	0	0	0.75%	35.4%
12/31/2018	2.71	368	997	1.25%	-6.3%	12/31/2018	2.81	59	166	1.00%	-6.1%	12/31/2018	2.91	0	0	0.75%	-5.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.77	0	$0	0.50%	-26.9%	12/31/2022	$5.00	0	$0	0.25%	-26.8%	12/31/2022	$5.24	0	$0	0.00%	-26.6%
12/31/2021	6.53	0	0	0.50%	6.3%	12/31/2021	6.82	0	0	0.25%	6.5%	12/31/2021	7.13	0	0	0.00%	6.8%
12/31/2020	6.15	0	0	0.50%	49.8%	12/31/2020	6.41	0	0	0.25%	50.2%	12/31/2020	6.68	0	0	0.00%	50.5%
12/31/2019	4.10	0	0	0.50%	35.8%	12/31/2019	4.27	0	0	0.25%	36.1%	12/31/2019	4.44	0	0	0.00%	36.5%
12/31/2018	3.02	0	0	0.50%	-5.6%	12/31/2018	3.13	0	0	0.25%	-5.3%	12/31/2018	3.25	0	0	0.00%	-5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Diversified Bond Fund A Class - 06-722

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$389,173	$469,852	42,252
Receivables: investments sold	-
Payables: investments purchased	(29)
Net assets	$389,144

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$293,879	281,991	$1.04
Band 100	95,265	88,579	1.08
Band 75	-	-	1.11
Band 50	-	-	1.15
Band 25	-	-	1.18
Band 0	-	-	1.22
Total	$389,144	370,570

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$8,977
Mortality & expense charges			(4,935)
Net investment income (loss)			4,042

Gain (loss) on investments:
Net realized gain (loss)			(1,760)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(72,889)
Net gain (loss)			(74,649)

Increase (decrease) in net assets from operations			$(70,607)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,042	$272
Net realized gain (loss)		(1,760)	14
Realized gain distributions		-	4,500
Net change in unrealized appreciation (depreciation)		(72,889)	(15,442)

Increase (decrease) in net assets from operations		(70,607)	(10,656)

Contract owner transactions:
Proceeds from units sold		2	-
Cost of units redeemed		(6,853)	(15,672)
Account charges		(9)	(13)
Increase (decrease)		(6,860)	(15,685)
Net increase (decrease)		(77,467)	(26,341)
Net assets, beginning		466,611	492,952
Net assets, ending		$389,144	$466,611

Units sold		6	(2)
Units redeemed		(6,275)	(12,672)
Net increase (decrease)		(6,269)	(12,674)
Units outstanding, beginning		376,839	389,513
Units outstanding, ending		370,570	376,839

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,062,320
Cost of units redeemed/account charges			(637,795)
Net investment income (loss)			27,014
Net realized gain (loss)			(2,333)
Realized gain distributions			20,617
Net change in unrealized appreciation (depreciation)			(80,679)
Net assets			$389,144

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.04	282	$294	1.25%	-15.2%	12/31/2022	$1.08	89	$95	1.00%	-15.0%	12/31/2022	$1.11	0	$0	0.75%	-14.8%
12/31/2021	1.23	287	353	1.25%	-2.2%	12/31/2021	1.27	90	114	1.00%	-2.0%	12/31/2021	1.30	0	0	0.75%	-1.7%
12/31/2020	1.26	300	377	1.25%	6.4%	12/31/2020	1.29	90	116	1.00%	6.7%	12/31/2020	1.33	0	0	0.75%	7.0%
12/31/2019	1.18	165	194	1.25%	6.8%	12/31/2019	1.21	98	119	1.00%	7.1%	12/31/2019	1.24	0	0	0.75%	7.4%
12/31/2018	1.11	170	188	1.25%	-3.0%	12/31/2018	1.13	143	162	1.00%	-2.8%	12/31/2018	1.15	0	0	0.75%	-2.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.15	0	$0	0.50%	-14.6%	12/31/2022	$1.18	0	$0	0.25%	-14.4%	12/31/2022	$1.22	0	$0	0.00%	-14.2%
12/31/2021	1.34	0	0	0.50%	-1.5%	12/31/2021	1.38	0	0	0.25%	-1.3%	12/31/2021	1.42	0	0	0.00%	-1.0%
12/31/2020	1.36	0	0	0.50%	7.2%	12/31/2020	1.40	0	0	0.25%	7.5%	12/31/2020	1.44	0	0	0.00%	7.8%
12/31/2019	1.27	0	0	0.50%	7.6%	12/31/2019	1.30	0	0	0.25%	7.9%	12/31/2019	1.33	0	0	0.00%	8.2%
12/31/2018	1.18	0	0	0.50%	-2.3%	12/31/2018	1.21	0	0	0.25%	-2.0%	12/31/2018	1.23	0	0	0.00%	-1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.1%
2021	1.2%
2020	1.2%
2019	2.2%
2018	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Small Cap Value Fund A Class - 06-390

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,131,386	$1,233,211	126,692
Receivables: investments sold	-
Payables: investments purchased	(5,093)
Net assets	$1,126,293

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,126,293	200,677	$5.61
Band 100	-	-	5.89
Band 75	-	-	6.18
Band 50	-	-	6.48
Band 25	-	-	6.80
Band 0	-	-	7.18
Total	$1,126,293	200,677

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$6,983
Mortality & expense charges			(15,345)
Net investment income (loss)			(8,362)

Gain (loss) on investments:
Net realized gain (loss)			8,920
Realized gain distributions			30,903
Net change in unrealized appreciation (depreciation)			(274,007)
Net gain (loss)			(234,184)

Increase (decrease) in net assets from operations			$(242,546)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(8,362)	$(17,790)
Net realized gain (loss)		8,920	392,839
Realized gain distributions		30,903	98,364
Net change in unrealized appreciation (depreciation)		(274,007)	(26,975)

Increase (decrease) in net assets from operations		(242,546)	446,438

Contract owner transactions:
Proceeds from units sold		462,672	1,114,297
Cost of units redeemed		(600,526)	(1,183,371)
Account charges		(1,275)	(1,545)
Increase (decrease)		(139,129)	(70,619)
Net increase (decrease)		(381,675)	375,819
Net assets, beginning		1,507,968	1,132,149
Net assets, ending		$1,126,293	$1,507,968

Units sold		78,311	177,510
Units redeemed		(103,253)	(174,872)
Net increase (decrease)		(24,942)	2,638
Units outstanding, beginning		225,619	222,981
Units outstanding, ending		200,677	225,619

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$9,854,597
Cost of units redeemed/account charges			(10,420,463)
Net investment income (loss)			(137,357)
Net realized gain (loss)			92,584
Realized gain distributions			1,838,757
Net change in unrealized appreciation (depreciation)			(101,825)
Net assets			$1,126,293

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$5.61	201	$1,126	1.25%	-16.0%	12/31/2022	$5.89	0	$0	1.00%	-15.8%	12/31/2022	$6.18	0	$0	0.75%	-15.6%
12/31/2021	6.68	226	1,508	1.25%	34.8%	12/31/2021	7.00	0	0	1.00%	35.2%	12/31/2021	7.32	0	0	0.75%	35.5%
12/31/2020	4.96	189	936	1.25%	7.3%	12/31/2020	5.18	0	0	1.00%	7.6%	12/31/2020	5.40	0	0	0.75%	7.9%
12/31/2019	4.62	184	851	1.25%	31.4%	12/31/2019	4.81	0	0	1.00%	31.7%	12/31/2019	5.01	0	0	0.75%	32.1%
12/31/2018	3.52	330	1,160	1.25%	-18.2%	12/31/2018	3.65	0	0	1.00%	-18.0%	12/31/2018	3.79	0	0	0.75%	-17.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$6.48	0	$0	0.50%	-15.4%	12/31/2022	$6.80	0	$0	0.25%	-15.2%	12/31/2022	$7.18	0	$0	0.00%	-15.0%
12/31/2021	7.66	0	0	0.50%	35.8%	12/31/2021	8.02	0	0	0.25%	36.2%	12/31/2021	8.45	0	0	0.00%	36.5%
12/31/2020	5.64	28	159	0.50%	8.1%	12/31/2020	5.89	0	0	0.25%	8.4%	12/31/2020	6.19	6	37	0.00%	8.7%
12/31/2019	5.22	29	152	0.50%	32.4%	12/31/2019	5.43	0	0	0.25%	32.7%	12/31/2019	5.69	6	34	0.00%	33.1%
12/31/2018	3.94	33	131	0.50%	-17.6%	12/31/2018	4.09	0	0	0.25%	-17.4%	12/31/2018	4.28	8	35	0.00%	-17.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.5%
2021	0.1%
2020	0.2%
2019	0.3%
2018	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Small Cap Value Fund Investor Class - 06-470

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,056,884	$3,071,975	337,962
Receivables: investments sold	-
Payables: investments purchased	(5,081)
Net assets	$3,051,803

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,051,803	493,357	$6.19
Band 100	-	-	6.49
Band 75	-	-	6.81
Band 50	-	-	7.15
Band 25	-	-	7.50
Band 0	-	-	8.12
Total	$3,051,803	493,357

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$34,354
Mortality & expense charges			(51,929)
Net investment income (loss)			(17,575)

Gain (loss) on investments:
Net realized gain (loss)			139,678
Realized gain distributions			82,476
Net change in unrealized appreciation (depreciation)			(1,011,199)
Net gain (loss)			(789,045)

Increase (decrease) in net assets from operations			$(806,620)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(17,575)	$(53,735)
Net realized gain (loss)		139,678	753,192
Realized gain distributions		82,476	310,258
Net change in unrealized appreciation (depreciation)		(1,011,199)	604,047

Increase (decrease) in net assets from operations		(806,620)	1,613,762

Contract owner transactions:
Proceeds from units sold		848,789	1,409,833
Cost of units redeemed		(1,705,148)	(2,705,838)
Account charges		(1,930)	(2,955)
Increase (decrease)		(858,289)	(1,298,960)
Net increase (decrease)		(1,664,909)	314,802
Net assets, beginning		4,716,712	4,401,910
Net assets, ending		$3,051,803	$4,716,712

Units sold		128,201	216,044
Units redeemed		(277,035)	(384,223)
Net increase (decrease)		(148,834)	(168,179)
Units outstanding, beginning		642,191	810,370
Units outstanding, ending		493,357	642,191

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$40,997,135
Cost of units redeemed/account charges			(51,036,213)
Net investment income (loss)			(716,229)
Net realized gain (loss)			(110,583)
Realized gain distributions			13,932,784
Net change in unrealized appreciation (depreciation)			(15,091)
Net assets			$3,051,803

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$6.19	493	$3,052	1.25%	-15.8%	12/31/2022	$6.49	0	$0	1.00%	-15.6%	12/31/2022	$6.81	0	$0	0.75%	-15.4%
12/31/2021	7.34	642	4,717	1.25%	35.2%	12/31/2021	7.69	0	0	1.00%	35.6%	12/31/2021	8.05	0	0	0.75%	35.9%
12/31/2020	5.43	810	4,402	1.25%	7.6%	12/31/2020	5.67	0	0	1.00%	7.8%	12/31/2020	5.92	0	0	0.75%	8.1%
12/31/2019	5.05	1,077	5,436	1.25%	31.8%	12/31/2019	5.26	0	0	1.00%	32.2%	12/31/2019	5.48	0	0	0.75%	32.5%
12/31/2018	3.83	1,500	5,746	1.25%	-18.1%	12/31/2018	3.98	0	0	1.00%	-17.9%	12/31/2018	4.13	0	0	0.75%	-17.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$7.15	0	$0	0.50%	-15.1%	12/31/2022	$7.50	0	$0	0.25%	-14.9%	12/31/2022	$8.12	0	$0	0.00%	-14.7%
12/31/2021	8.42	0	0	0.50%	36.2%	12/31/2021	8.82	0	0	0.25%	36.6%	12/31/2021	9.52	0	0	0.00%	36.9%
12/31/2020	6.18	0	0	0.50%	8.4%	12/31/2020	6.45	0	0	0.25%	8.7%	12/31/2020	6.95	0	0	0.00%	8.9%
12/31/2019	5.70	0	0	0.50%	32.8%	12/31/2019	5.94	0	0	0.25%	33.2%	12/31/2019	6.38	0	0	0.00%	33.5%
12/31/2018	4.29	0	0	0.50%	-17.5%	12/31/2018	4.46	0	0	0.25%	-17.3%	12/31/2018	4.78	0	0	0.00%	-17.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.9%
2021	0.4%
2020	0.4%
2019	0.5%
2018	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Emerging Markets Fund A Class - 06-204

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$96,022	$114,217	10,317
Receivables: investments sold	-
Payables: investments purchased	(175)
Net assets	$95,847

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$95,847	79,991	$1.20
Band 100	-	-	1.25
Band 75	-	-	1.30
Band 50	-	-	1.35
Band 25	-	-	1.41
Band 0	-	-	1.47
Total	$95,847	79,991

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$2,598
Mortality & expense charges			(1,174)
Net investment income (loss)			1,424

Gain (loss) on investments:
Net realized gain (loss)			(10,540)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(22,797)
Net gain (loss)			(33,337)

Increase (decrease) in net assets from operations			$(31,913)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,424	$(1,012)
Net realized gain (loss)		(10,540)	17,687
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(22,797)	(23,503)

Increase (decrease) in net assets from operations		(31,913)	(6,828)

Contract owner transactions:
Proceeds from units sold		70,771	48,629
Cost of units redeemed		(37,438)	(63,629)
Account charges		(195)	(144)
Increase (decrease)		33,138	(15,144)
Net increase (decrease)		1,225	(21,972)
Net assets, beginning		94,622	116,594
Net assets, ending		$95,847	$94,622

Units sold		54,266	26,708
Units redeemed		(30,153)	(34,542)
Net increase (decrease)		24,113	(7,834)
Units outstanding, beginning		55,878	63,712
Units outstanding, ending		79,991	55,878

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$855,416
Cost of units redeemed/account charges			(719,971)
Net investment income (loss)			(12,378)
Net realized gain (loss)			(23,582)
Realized gain distributions			14,557
Net change in unrealized appreciation (depreciation)			(18,195)
Net assets			$95,847

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.20	80	$96	1.25%	-29.2%	12/31/2022	$1.25	0	$0	1.00%	-29.1%	12/31/2022	$1.30	0	$0	0.75%	-28.9%
12/31/2021	1.69	56	95	1.25%	-7.5%	12/31/2021	1.76	0	0	1.00%	-7.2%	12/31/2021	1.83	0	0	0.75%	-7.0%
12/31/2020	1.83	64	117	1.25%	23.2%	12/31/2020	1.90	0	0	1.00%	23.5%	12/31/2020	1.96	0	0	0.75%	23.8%
12/31/2019	1.49	60	90	1.25%	20.1%	12/31/2019	1.54	0	0	1.00%	20.4%	12/31/2019	1.59	0	0	0.75%	20.7%
12/31/2018	1.24	72	89	1.25%	-20.3%	12/31/2018	1.28	0	0	1.00%	-20.1%	12/31/2018	1.31	0	0	0.75%	-19.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.35	0	$0	0.50%	-28.7%	12/31/2022	$1.41	0	$0	0.25%	-28.5%	12/31/2022	$1.47	0	$0	0.00%	-28.4%
12/31/2021	1.90	0	0	0.50%	-6.8%	12/31/2021	1.97	0	0	0.25%	-6.5%	12/31/2021	2.05	0	0	0.00%	-6.3%
12/31/2020	2.04	0	0	0.50%	24.1%	12/31/2020	2.11	0	0	0.25%	24.4%	12/31/2020	2.19	0	0	0.00%	24.7%
12/31/2019	1.64	0	0	0.50%	21.0%	12/31/2019	1.70	0	0	0.25%	21.3%	12/31/2019	1.75	0	0	0.00%	21.6%
12/31/2018	1.36	0	0	0.50%	-19.7%	12/31/2018	1.40	0	0	0.25%	-19.5%	12/31/2018	1.44	0	0	0.00%	-19.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.7%
2021	0.3%
2020	0.9%
2019	0.2%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Small Company A Class - 06-385

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,551	$6,147	367
Receivables: investments sold	9
Payables: investments purchased	-
Net assets	$4,560

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,560	1,270	$3.59
Band 100	-	-	3.77
Band 75	-	-	3.95
Band 50	-	-	4.15
Band 25	-	-	4.35
Band 0	-	-	4.63
Total	$4,560	1,270

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1
Mortality & expense charges			(56)
Net investment income (loss)			(55)

Gain (loss) on investments:
Net realized gain (loss)			(28)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,065)
Net gain (loss)			(1,093)

Increase (decrease) in net assets from operations			$(1,148)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(55)	$(789)
Net realized gain (loss)		(28)	47,527
Realized gain distributions		-	792
Net change in unrealized appreciation (depreciation)		(1,065)	(25,462)

Increase (decrease) in net assets from operations		(1,148)	22,068

Contract owner transactions:
Proceeds from units sold		821	5,325
Cost of units redeemed		(18)	(137,773)
Account charges		-	(2)
Increase (decrease)		803	(132,450)
Net increase (decrease)		(345)	(110,382)
Net assets, beginning		4,905	115,287
Net assets, ending		$4,560	$4,905

Units sold		216	1,197
Units redeemed		(5)	(29,789)
Net increase (decrease)		211	(28,592)
Units outstanding, beginning		1,059	29,651
Units outstanding, ending		1,270	1,059

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$3,864,857
Cost of units redeemed/account charges			(4,575,068)
Net investment income (loss)			(99,201)
Net realized gain (loss)			682,135
Realized gain distributions			133,433
Net change in unrealized appreciation (depreciation)			(1,596)
Net assets			$4,560

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.59	1	$5	1.25%	-22.5%	12/31/2022	$3.77	0	$0	1.00%	-22.3%	12/31/2022	$3.95	0	$0	0.75%	-22.1%
12/31/2021	4.63	1	5	1.25%	19.2%	12/31/2021	4.85	0	0	1.00%	19.5%	12/31/2021	5.08	0	0	0.75%	19.8%
12/31/2020	3.89	30	115	1.25%	14.7%	12/31/2020	4.06	0	0	1.00%	15.0%	12/31/2020	4.24	0	0	0.75%	15.3%
12/31/2019	3.39	29	99	1.25%	18.0%	12/31/2019	3.53	0	0	1.00%	18.3%	12/31/2019	3.68	0	0	0.75%	18.6%
12/31/2018	2.87	149	427	1.25%	-15.7%	12/31/2018	2.99	0	0	1.00%	-15.5%	12/31/2018	3.10	0	0	0.75%	-15.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.15	0	$0	0.50%	-21.9%	12/31/2022	$4.35	0	$0	0.25%	-21.8%	12/31/2022	$4.63	0	$0	0.00%	-21.6%
12/31/2021	5.31	0	0	0.50%	20.1%	12/31/2021	5.56	0	0	0.25%	20.4%	12/31/2021	5.90	0	0	0.00%	20.7%
12/31/2020	4.43	0	0	0.50%	15.5%	12/31/2020	4.62	0	0	0.25%	15.8%	12/31/2020	4.89	0	0	0.00%	16.1%
12/31/2019	3.83	0	0	0.50%	18.8%	12/31/2019	3.99	0	0	0.25%	19.1%	12/31/2019	4.21	0	0	0.00%	19.4%
12/31/2018	3.22	0	0	0.50%	-15.0%	12/31/2018	3.35	0	0	0.25%	-14.8%	12/31/2018	3.52	0	0	0.00%	-14.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.3%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Emerging Markets Fund Investor Class - 06-206

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$225,808	$309,299	24,673
Receivables: investments sold	12,045
Payables: investments purchased	-
Net assets	$237,853

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$237,853	190,880	$1.25
Band 100	-	-	1.30
Band 75	-	-	1.35
Band 50	-	-	1.41
Band 25	-	-	1.47
Band 0	-	-	1.53
Total	$237,853	190,880

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$11,519
Mortality & expense charges			(8,928)
Net investment income (loss)			2,591

Gain (loss) on investments:
Net realized gain (loss)			(301,791)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,621)
Net gain (loss)			(303,412)

Increase (decrease) in net assets from operations			$(300,821)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,591	$(39,415)
Net realized gain (loss)		(301,791)	902,418
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(1,621)	(1,376,560)

Increase (decrease) in net assets from operations		(300,821)	(513,557)

Contract owner transactions:
Proceeds from units sold		105,531	4,634,977
Cost of units redeemed		(1,076,134)	(8,033,535)
Account charges		(1,004)	(24,873)
Increase (decrease)		(971,607)	(3,423,431)
Net increase (decrease)		(1,272,428)	(3,936,988)
Net assets, beginning		1,510,281	5,447,269
Net assets, ending		$237,853	$1,510,281

Units sold		79,518	2,431,083
Units redeemed		(748,598)	(4,449,356)
Net increase (decrease)		(669,080)	(2,018,273)
Units outstanding, beginning		859,960	2,878,233
Units outstanding, ending		190,880	859,960

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$18,084,553
Cost of units redeemed/account charges			(17,266,020)
Net investment income (loss)			(105,347)
Net realized gain (loss)			(435,770)
Realized gain distributions			43,928
Net change in unrealized appreciation (depreciation)			(83,491)
Net assets			$237,853

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.25	191	$238	1.25%	-29.0%	12/31/2022	$1.30	0	$0	1.00%	-28.9%	12/31/2022	$1.35	0	$0	0.75%	-28.7%
12/31/2021	1.76	860	1,510	1.25%	-7.2%	12/31/2021	1.82	0	0	1.00%	-7.0%	12/31/2021	1.89	0	0	0.75%	-6.7%
12/31/2020	1.89	2,878	5,447	1.25%	23.5%	12/31/2020	1.96	0	0	1.00%	23.8%	12/31/2020	2.03	0	0	0.75%	24.1%
12/31/2019	1.53	6,232	9,550	1.25%	20.4%	12/31/2019	1.58	0	0	1.00%	20.7%	12/31/2019	1.64	0	0	0.75%	21.0%
12/31/2018	1.27	3,536	4,501	1.25%	-20.2%	12/31/2018	1.31	0	0	1.00%	-20.0%	12/31/2018	1.35	0	0	0.75%	-19.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.41	0	$0	0.50%	-28.5%	12/31/2022	$1.47	0	$0	0.25%	-28.3%	12/31/2022	$1.53	0	$0	0.00%	-28.2%
12/31/2021	1.97	0	0	0.50%	-6.5%	12/31/2021	2.04	0	0	0.25%	-6.3%	12/31/2021	2.12	0	0	0.00%	-6.0%
12/31/2020	2.11	0	0	0.50%	24.4%	12/31/2020	2.18	0	0	0.25%	24.7%	12/31/2020	2.26	0	0	0.00%	25.0%
12/31/2019	1.69	0	0	0.50%	21.3%	12/31/2019	1.75	0	0	0.25%	21.6%	12/31/2019	1.81	0	0	0.00%	21.9%
12/31/2018	1.39	0	0	0.50%	-19.5%	12/31/2018	1.44	0	0	0.25%	-19.3%	12/31/2018	1.48	0	0	0.00%	-19.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.3%
2021	1.2%
2020	1.5%
2019	0.4%
2018	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Equity Growth Fund Investor Class - 06-048

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$75,947	$108,362	3,438
Receivables: investments sold	11
Payables: investments purchased	-
Net assets	$75,958

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$75,958	46,198	$1.64
Band 100	-	-	1.68
Band 75	-	-	1.72
Band 50	-	-	1.75
Band 25	-	-	1.79
Band 0	-	-	1.83
Total	$75,958	46,198

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$906
Mortality & expense charges			(961)
Net investment income (loss)			(55)

Gain (loss) on investments:
Net realized gain (loss)			(2,354)
Realized gain distributions			5,836
Net change in unrealized appreciation (depreciation)			(25,061)
Net gain (loss)			(21,579)

Increase (decrease) in net assets from operations			$(21,634)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(55)	$(583)
Net realized gain (loss)		(2,354)	(134)
Realized gain distributions		5,836	19,233
Net change in unrealized appreciation (depreciation)		(25,061)	(910)

Increase (decrease) in net assets from operations		(21,634)	17,606

Contract owner transactions:
Proceeds from units sold		15,487	8,087
Cost of units redeemed		(8,858)	(5,457)
Account charges		(27)	(34)
Increase (decrease)		6,602	2,596
Net increase (decrease)		(15,032)	20,202
Net assets, beginning		90,990	70,788
Net assets, ending		$75,958	$90,990

Units sold		8,648	4,324
Units redeemed		(4,576)	(3,146)
Net increase (decrease)		4,072	1,178
Units outstanding, beginning		42,126	40,948
Units outstanding, ending		46,198	42,126

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$191,709
Cost of units redeemed/account charges			(139,045)
Net investment income (loss)			(403)
Net realized gain (loss)			9,580
Realized gain distributions			46,532
Net change in unrealized appreciation (depreciation)			(32,415)
Net assets			$75,958

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.64	46	$76	1.25%	-23.9%	12/31/2022	$1.68	0	$0	1.00%	-23.7%	12/31/2022	$1.72	0	$0	0.75%	-23.5%
12/31/2021	2.16	42	91	1.25%	24.9%	12/31/2021	2.20	0	0	1.00%	25.3%	12/31/2021	2.24	0	0	0.75%	25.6%
12/31/2020	1.73	41	71	1.25%	13.1%	12/31/2020	1.76	0	0	1.00%	13.4%	12/31/2020	1.79	0	0	0.75%	13.6%
12/31/2019	1.53	0	0	1.25%	26.8%	12/31/2019	1.55	0	0	1.00%	27.1%	12/31/2019	1.57	0	0	0.75%	27.4%
12/31/2018	1.21	0	0	1.25%	-7.5%	12/31/2018	1.22	0	0	1.00%	-7.2%	12/31/2018	1.23	0	0	0.75%	-7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.75	0	$0	0.50%	-23.3%	12/31/2022	$1.79	0	$0	0.25%	-23.1%	12/31/2022	$1.83	0	$0	0.00%	-22.9%
12/31/2021	2.29	0	0	0.50%	25.9%	12/31/2021	2.33	0	0	0.25%	26.2%	12/31/2021	2.37	0	0	0.00%	26.5%
12/31/2020	1.82	0	0	0.50%	13.9%	12/31/2020	1.85	0	0	0.25%	14.2%	12/31/2020	1.88	0	0	0.00%	14.5%
12/31/2019	1.59	0	0	0.50%	27.7%	12/31/2019	1.62	0	0	0.25%	28.0%	12/31/2019	1.64	0	0	0.00%	28.4%
12/31/2018	1.25	0	0	0.50%	-6.8%	12/31/2018	1.26	0	0	0.25%	-6.5%	12/31/2018	1.28	0	0	0.00%	-6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.1%
2021	0.5%
2020	0.5%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Strategic Allocation: Aggressive Fund A Class - 06-400

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,533,490	$6,446,427	826,056
Receivables: investments sold	1,090
Payables: investments purchased	-
Net assets	$5,534,580

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,563,451	1,037,437	$3.43
Band 100	1,971,129	546,916	3.60
Band 75	-	-	3.78
Band 50	-	-	3.97
Band 25	-	-	4.16
Band 0	-	-	4.39
Total	$5,534,580	1,584,353

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$75,640
Mortality & expense charges			(70,513)
Net investment income (loss)			5,127

Gain (loss) on investments:
Net realized gain (loss)			(65,256)
Realized gain distributions			196,915
Net change in unrealized appreciation (depreciation)			(1,358,552)
Net gain (loss)			(1,226,893)

Increase (decrease) in net assets from operations			$(1,221,766)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,127	$5,568
Net realized gain (loss)		(65,256)	238,972
Realized gain distributions		196,915	791,637
Net change in unrealized appreciation (depreciation)		(1,358,552)	(43,876)

Increase (decrease) in net assets from operations		(1,221,766)	992,301

Contract owner transactions:
Proceeds from units sold		652,404	1,058,496
Cost of units redeemed		(1,799,426)	(1,700,489)
Account charges		(1,147)	(1,550)
Increase (decrease)		(1,148,169)	(643,543)
Net increase (decrease)		(2,369,935)	348,758
Net assets, beginning		7,904,515	7,555,757
Net assets, ending		$5,534,580	$7,904,515

Units sold		180,049	280,963
Units redeemed		(487,191)	(418,539)
Net increase (decrease)		(307,142)	(137,576)
Units outstanding, beginning		1,891,495	2,029,071
Units outstanding, ending		1,584,353	1,891,495

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$41,530,133
Cost of units redeemed/account charges			(46,095,727)
Net investment income (loss)			(277,323)
Net realized gain (loss)			950,824
Realized gain distributions			10,339,610
Net change in unrealized appreciation (depreciation)			(912,937)
Net assets			$5,534,580

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.43	1,037	$3,563	1.25%	-16.7%	12/31/2022	$3.60	547	$1,971	1.00%	-16.5%	12/31/2022	$3.78	0	$0	0.75%	-16.3%
12/31/2021	4.12	1,353	5,580	1.25%	13.3%	12/31/2021	4.32	539	2,325	1.00%	13.6%	12/31/2021	4.52	0	0	0.75%	13.9%
12/31/2020	3.64	1,371	4,988	1.25%	16.6%	12/31/2020	3.80	564	2,143	1.00%	16.8%	12/31/2020	3.97	0	0	0.75%	17.1%
12/31/2019	3.12	1,909	5,960	1.25%	22.4%	12/31/2019	3.25	590	1,919	1.00%	22.7%	12/31/2019	3.39	0	0	0.75%	23.0%
12/31/2018	2.55	2,373	6,053	1.25%	-9.3%	12/31/2018	2.65	677	1,793	1.00%	-9.0%	12/31/2018	2.75	0	0	0.75%	-8.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.97	0	$0	0.50%	-16.1%	12/31/2022	$4.16	0	$0	0.25%	-15.9%	12/31/2022	$4.39	0	$0	0.00%	-15.7%
12/31/2021	4.73	0	0	0.50%	14.2%	12/31/2021	4.95	0	0	0.25%	14.5%	12/31/2021	5.21	0	0	0.00%	14.7%
12/31/2020	4.14	11	47	0.50%	17.4%	12/31/2020	4.32	0	0	0.25%	17.7%	12/31/2020	4.54	83	378	0.00%	18.0%
12/31/2019	3.53	12	42	0.50%	23.4%	12/31/2019	3.67	0	0	0.25%	23.7%	12/31/2019	3.85	83	320	0.00%	24.0%
12/31/2018	2.86	13	37	0.50%	-8.6%	12/31/2018	2.97	0	0	0.25%	-8.3%	12/31/2018	3.10	117	364	0.00%	-8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.1%
2021	1.2%
2020	0.4%
2019	1.4%
2018	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Equity Growth Fund A Class - 06-175

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,791,182	$2,472,127	81,068
Receivables: investments sold	-
Payables: investments purchased	(4,431)
Net assets	$1,786,751

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,292,251	410,400	$3.15
Band 100	494,500	149,899	3.30
Band 75	-	-	3.46
Band 50	-	-	3.62
Band 25	-	-	3.79
Band 0	-	-	3.97
Total	$1,786,751	560,299

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$18,537
Mortality & expense charges			(24,869)
Net investment income (loss)			(6,332)

Gain (loss) on investments:
Net realized gain (loss)			(126,538)
Realized gain distributions			138,964
Net change in unrealized appreciation (depreciation)			(641,658)
Net gain (loss)			(629,232)

Increase (decrease) in net assets from operations			$(635,564)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,332)	$(23,705)
Net realized gain (loss)		(126,538)	59,768
Realized gain distributions		138,964	616,088
Net change in unrealized appreciation (depreciation)		(641,658)	(85,740)

Increase (decrease) in net assets from operations		(635,564)	566,411

Contract owner transactions:
Proceeds from units sold		207,037	449,037
Cost of units redeemed		(691,479)	(405,259)
Account charges		(1,030)	(1,593)
Increase (decrease)		(485,472)	42,185
Net increase (decrease)		(1,121,036)	608,596
Net assets, beginning		2,907,787	2,299,191
Net assets, ending		$1,786,751	$2,907,787

Units sold		62,854	115,402
Units redeemed		(197,171)	(101,449)
Net increase (decrease)		(134,317)	13,953
Units outstanding, beginning		694,616	680,663
Units outstanding, ending		560,299	694,616

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$17,804,011
Cost of units redeemed/account charges			(18,776,688)
Net investment income (loss)			(63,355)
Net realized gain (loss)			717,996
Realized gain distributions			2,785,732
Net change in unrealized appreciation (depreciation)			(680,945)
Net assets			$1,786,751

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.15	410	$1,292	1.25%	-24.1%	12/31/2022	$3.30	150	$495	1.00%	-23.9%	12/31/2022	$3.46	0	$0	0.75%	-23.7%
12/31/2021	4.15	546	2,265	1.25%	24.6%	12/31/2021	4.33	148	643	1.00%	24.9%	12/31/2021	4.53	0	0	0.75%	25.2%
12/31/2020	3.33	512	1,702	1.25%	12.8%	12/31/2020	3.47	135	467	1.00%	13.1%	12/31/2020	3.62	0	0	0.75%	13.4%
12/31/2019	2.95	433	1,276	1.25%	26.4%	12/31/2019	3.07	127	391	1.00%	26.8%	12/31/2019	3.19	0	0	0.75%	27.1%
12/31/2018	2.33	663	1,547	1.25%	-7.7%	12/31/2018	2.42	135	326	1.00%	-7.5%	12/31/2018	2.51	0	0	0.75%	-7.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.62	0	$0	0.50%	-23.5%	12/31/2022	$3.79	0	$0	0.25%	-23.3%	12/31/2022	$3.97	0	$0	0.00%	-23.1%
12/31/2021	4.73	0	0	0.50%	25.5%	12/31/2021	4.95	0	0	0.25%	25.9%	12/31/2021	5.17	0	0	0.00%	26.2%
12/31/2020	3.77	35	130	0.50%	13.7%	12/31/2020	3.93	0	0	0.25%	14.0%	12/31/2020	4.10	0	0	0.00%	14.2%
12/31/2019	3.32	36	119	0.50%	27.4%	12/31/2019	3.45	0	0	0.25%	27.7%	12/31/2019	3.59	0	0	0.00%	28.0%
12/31/2018	2.60	40	104	0.50%	-7.0%	12/31/2018	2.70	0	0	0.25%	-6.8%	12/31/2018	2.80	0	0	0.00%	-6.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.8%
2021	0.3%
2020	0.7%
2019	1.0%
2018	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Equity Income Fund Investor Class - 06-475

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,902,459	$2,888,685	330,935
Receivables: investments sold	-
Payables: investments purchased	(3,462)
Net assets	$2,898,997

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,898,997	696,221	$4.16
Band 100	-	-	4.37
Band 75	-	-	4.58
Band 50	-	-	4.81
Band 25	-	-	5.05
Band 0	-	-	5.46
Total	$2,898,997	696,221

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$64,261
Mortality & expense charges			(37,510)
Net investment income (loss)			26,751

Gain (loss) on investments:
Net realized gain (loss)			51,526
Realized gain distributions			174,814
Net change in unrealized appreciation (depreciation)			(388,302)
Net gain (loss)			(161,962)

Increase (decrease) in net assets from operations			$(135,211)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$26,751	$18,955
Net realized gain (loss)		51,526	243,926
Realized gain distributions		174,814	148,607
Net change in unrealized appreciation (depreciation)		(388,302)	112,765

Increase (decrease) in net assets from operations		(135,211)	524,253

Contract owner transactions:
Proceeds from units sold		465,122	172,346
Cost of units redeemed		(574,298)	(2,184,663)
Account charges		(596)	(597)
Increase (decrease)		(109,772)	(2,012,914)
Net increase (decrease)		(244,983)	(1,488,661)
Net assets, beginning		3,143,980	4,632,641
Net assets, ending		$2,898,997	$3,143,980

Units sold		111,513	42,637
Units redeemed		(137,560)	(547,816)
Net increase (decrease)		(26,047)	(505,179)
Units outstanding, beginning		722,268	1,227,447
Units outstanding, ending		696,221	722,268

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$36,976,959
Cost of units redeemed/account charges			(45,668,644)
Net investment income (loss)			1,936,715
Net realized gain (loss)			3,252,437
Realized gain distributions			6,387,756
Net change in unrealized appreciation (depreciation)			13,774
Net assets			$2,898,997

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.16	696	$2,899	1.25%	-4.3%	12/31/2022	$4.37	0	$0	1.00%	-4.1%	12/31/2022	$4.58	0	$0	0.75%	-3.9%
12/31/2021	4.35	722	3,144	1.25%	15.3%	12/31/2021	4.56	0	0	1.00%	15.6%	12/31/2021	4.77	0	0	0.75%	15.9%
12/31/2020	3.77	1,227	4,633	1.25%	-0.2%	12/31/2020	3.94	0	0	1.00%	0.1%	12/31/2020	4.11	0	0	0.75%	0.3%
12/31/2019	3.78	1,510	5,710	1.25%	22.6%	12/31/2019	3.94	0	0	1.00%	22.9%	12/31/2019	4.10	0	0	0.75%	23.2%
12/31/2018	3.08	2,001	6,172	1.25%	-5.6%	12/31/2018	3.20	0	0	1.00%	-5.3%	12/31/2018	3.33	0	0	0.75%	-5.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.81	0	$0	0.50%	-3.6%	12/31/2022	$5.05	0	$0	0.25%	-3.4%	12/31/2022	$5.46	0	$0	0.00%	-3.1%
12/31/2021	4.99	0	0	0.50%	16.2%	12/31/2021	5.22	0	0	0.25%	16.5%	12/31/2021	5.64	0	0	0.00%	16.8%
12/31/2020	4.30	0	0	0.50%	0.6%	12/31/2020	4.48	0	0	0.25%	0.8%	12/31/2020	4.83	0	0	0.00%	1.1%
12/31/2019	4.27	0	0	0.50%	23.5%	12/31/2019	4.45	0	0	0.25%	23.8%	12/31/2019	4.78	0	0	0.00%	24.1%
12/31/2018	3.46	0	0	0.50%	-4.9%	12/31/2018	3.59	0	0	0.25%	-4.6%	12/31/2018	3.85	0	0	0.00%	-4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.1%
2021	1.7%
2020	1.9%
2019	2.5%
2018	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Strategic Allocation: Conservative Fund A Class - 06-405

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,277,783	$2,591,237	456,166
Receivables: investments sold	-
Payables: investments purchased	(6,074)
Net assets	$2,271,709

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$980,802	456,438	$2.15
Band 100	1,290,907	572,542	2.25
Band 75	-	-	2.37
Band 50	-	-	2.48
Band 25	-	-	2.60
Band 0	-	-	2.74
Total	$2,271,709	1,028,980

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$44,416
Mortality & expense charges			(26,550)
Net investment income (loss)			17,866

Gain (loss) on investments:
Net realized gain (loss)			(14,169)
Realized gain distributions			56,519
Net change in unrealized appreciation (depreciation)			(440,248)
Net gain (loss)			(397,898)

Increase (decrease) in net assets from operations			$(380,032)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$17,866	$2,682
Net realized gain (loss)		(14,169)	119,626
Realized gain distributions		56,519	182,234
Net change in unrealized appreciation (depreciation)		(440,248)	(55,062)

Increase (decrease) in net assets from operations		(380,032)	249,480

Contract owner transactions:
Proceeds from units sold		276,972	213,164
Cost of units redeemed		(341,304)	(1,239,663)
Account charges		(760)	(915)
Increase (decrease)		(65,092)	(1,027,414)
Net increase (decrease)		(445,124)	(777,934)
Net assets, beginning		2,716,833	3,494,767
Net assets, ending		$2,271,709	$2,716,833

Units sold		133,370	87,381
Units redeemed		(162,114)	(467,667)
Net increase (decrease)		(28,744)	(380,286)
Units outstanding, beginning		1,057,724	1,438,010
Units outstanding, ending		1,028,980	1,057,724

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$20,906,932
Cost of units redeemed/account charges			(21,146,599)
Net investment income (loss)			(32,622)
Net realized gain (loss)			205,412
Realized gain distributions			2,652,040
Net change in unrealized appreciation (depreciation)			(313,454)
Net assets			$2,271,709

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.15	456	$981	1.25%	-14.2%	12/31/2022	$2.25	573	$1,291	1.00%	-13.9%	12/31/2022	$2.37	0	$0	0.75%	-13.7%
12/31/2021	2.50	466	1,167	1.25%	7.7%	12/31/2021	2.62	592	1,550	1.00%	8.0%	12/31/2021	2.74	0	0	0.75%	8.3%
12/31/2020	2.32	516	1,198	1.25%	11.7%	12/31/2020	2.43	650	1,576	1.00%	12.0%	12/31/2020	2.53	0	0	0.75%	12.2%
12/31/2019	2.08	893	1,857	1.25%	14.2%	12/31/2019	2.17	703	1,524	1.00%	14.5%	12/31/2019	2.26	0	0	0.75%	14.8%
12/31/2018	1.82	1,057	1,926	1.25%	-6.0%	12/31/2018	1.89	748	1,415	1.00%	-5.7%	12/31/2018	1.97	0	0	0.75%	-5.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.48	0	$0	0.50%	-13.5%	12/31/2022	$2.60	0	$0	0.25%	-13.3%	12/31/2022	$2.74	0	$0	0.00%	-13.1%
12/31/2021	2.87	0	0	0.50%	8.6%	12/31/2021	3.00	0	0	0.25%	8.8%	12/31/2021	3.15	0	0	0.00%	9.1%
12/31/2020	2.64	273	721	0.50%	12.5%	12/31/2020	2.76	0	0	0.25%	12.8%	12/31/2020	2.89	0	0	0.00%	13.1%
12/31/2019	2.35	279	656	0.50%	15.1%	12/31/2019	2.45	0	0	0.25%	15.4%	12/31/2019	2.55	0	0	0.00%	15.6%
12/31/2018	2.04	280	572	0.50%	-5.3%	12/31/2018	2.12	0	0	0.25%	-5.0%	12/31/2018	2.21	0	0	0.00%	-4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.8%
2021	1.1%
2020	0.5%
2019	1.3%
2018	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Equity Income Fund A Class - 06-285

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,742,271	$4,763,794	540,666
Receivables: investments sold	-
Payables: investments purchased	(6,034)
Net assets	$4,736,237

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,514,352	923,148	$3.81
Band 100	1,221,643	305,664	4.00
Band 75	-	-	4.19
Band 50	242	55	4.40
Band 25	-	-	4.62
Band 0	-	-	4.87
Total	$4,736,237	1,228,867

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$96,903
Mortality & expense charges			(61,921)
Net investment income (loss)			34,982

Gain (loss) on investments:
Net realized gain (loss)			88,127
Realized gain distributions			288,493
Net change in unrealized appreciation (depreciation)			(678,516)
Net gain (loss)			(301,896)

Increase (decrease) in net assets from operations			$(266,914)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$34,982	$23,637
Net realized gain (loss)		88,127	190,197
Realized gain distributions		288,493	267,566
Net change in unrealized appreciation (depreciation)		(678,516)	346,215

Increase (decrease) in net assets from operations		(266,914)	827,615

Contract owner transactions:
Proceeds from units sold		684,493	597,863
Cost of units redeemed		(1,333,792)	(1,597,134)
Account charges		(1,327)	(1,363)
Increase (decrease)		(650,626)	(1,000,634)
Net increase (decrease)		(917,540)	(173,019)
Net assets, beginning		5,653,777	5,826,796
Net assets, ending		$4,736,237	$5,653,777

Units sold		184,277	160,230
Units redeemed		(356,703)	(407,325)
Net increase (decrease)		(172,426)	(247,095)
Units outstanding, beginning		1,401,293	1,648,388
Units outstanding, ending		1,228,867	1,401,293

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$35,829,376
Cost of units redeemed/account charges			(40,534,757)
Net investment income (loss)			1,108,916
Net realized gain (loss)			3,071,167
Realized gain distributions			5,283,058
Net change in unrealized appreciation (depreciation)			(21,523)
Net assets			$4,736,237

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.81	923	$3,514	1.25%	-4.6%	12/31/2022	$4.00	306	$1,222	1.00%	-4.3%	12/31/2022	$4.19	0	$0	0.75%	-4.1%
12/31/2021	3.99	1,066	4,254	1.25%	15.0%	12/31/2021	4.18	335	1,400	1.00%	15.3%	12/31/2021	4.37	0	0	0.75%	15.6%
12/31/2020	3.47	1,193	4,138	1.25%	-0.4%	12/31/2020	3.62	361	1,309	1.00%	-0.2%	12/31/2020	3.78	0	0	0.75%	0.1%
12/31/2019	3.48	1,377	4,795	1.25%	22.3%	12/31/2019	3.63	382	1,385	1.00%	22.6%	12/31/2019	3.78	0	0	0.75%	22.9%
12/31/2018	2.85	1,822	5,190	1.25%	-5.8%	12/31/2018	2.96	423	1,252	1.00%	-5.6%	12/31/2018	3.08	0	0	0.75%	-5.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.40	0	$0	0.50%	-3.9%	12/31/2022	$4.62	0	$0	0.25%	-3.6%	12/31/2022	$4.87	0	$0	0.00%	-3.4%
12/31/2021	4.58	0	0	0.50%	15.9%	12/31/2021	4.79	0	0	0.25%	16.2%	12/31/2021	5.04	0	0	0.00%	16.5%
12/31/2020	3.95	69	274	0.50%	0.3%	12/31/2020	4.12	0	0	0.25%	0.6%	12/31/2020	4.33	25	106	0.00%	0.8%
12/31/2019	3.94	80	316	0.50%	23.2%	12/31/2019	4.10	0	0	0.25%	23.5%	12/31/2019	4.29	35	152	0.00%	23.8%
12/31/2018	3.20	85	272	0.50%	-5.1%	12/31/2018	3.32	0	0	0.25%	-4.9%	12/31/2018	3.47	32	112	0.00%	-4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.9%
2021	1.6%
2020	1.7%
2019	2.1%
2018	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Ginnie Mae A Class - 06-435

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$307,985	$328,063	34,479
Receivables: investments sold	-
Payables: investments purchased	(88)
Net assets	$307,897

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$209,545	174,676	$1.20
Band 100	98,352	78,132	1.26
Band 75	-	-	1.32
Band 50	-	-	1.39
Band 25	-	-	1.45
Band 0	-	-	1.53
Total	$307,897	252,808

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$8,318
Mortality & expense charges			(4,890)
Net investment income (loss)			3,428

Gain (loss) on investments:
Net realized gain (loss)			(53,494)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(2,776)
Net gain (loss)			(56,270)

Increase (decrease) in net assets from operations			$(52,842)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,428	$1,351
Net realized gain (loss)		(53,494)	(2,567)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(2,776)	(14,740)

Increase (decrease) in net assets from operations		(52,842)	(15,956)

Contract owner transactions:
Proceeds from units sold		362,178	98,874
Cost of units redeemed		(491,840)	(169,805)
Account charges		(789)	(1,423)
Increase (decrease)		(130,451)	(72,354)
Net increase (decrease)		(183,293)	(88,310)
Net assets, beginning		491,190	579,500
Net assets, ending		$307,897	$491,190

Units sold		281,170	70,980
Units redeemed		(384,417)	(122,025)
Net increase (decrease)		(103,247)	(51,045)
Units outstanding, beginning		356,055	407,100
Units outstanding, ending		252,808	356,055

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$50,010,256
Cost of units redeemed/account charges			(50,194,009)
Net investment income (loss)			493,711
Net realized gain (loss)			18,017
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(20,078)
Net assets			$307,897

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.20	175	$210	1.25%	-12.8%	12/31/2022	$1.26	78	$98	1.00%	-12.6%	12/31/2022	$1.32	0	$0	0.75%	-12.4%
12/31/2021	1.38	337	464	1.25%	-3.1%	12/31/2021	1.44	19	27	1.00%	-2.9%	12/31/2021	1.51	0	0	0.75%	-2.6%
12/31/2020	1.42	387	550	1.25%	2.2%	12/31/2020	1.48	20	29	1.00%	2.4%	12/31/2020	1.55	0	0	0.75%	2.7%
12/31/2019	1.39	483	671	1.25%	4.6%	12/31/2019	1.45	57	82	1.00%	4.9%	12/31/2019	1.51	0	0	0.75%	5.1%
12/31/2018	1.33	991	1,317	1.25%	-1.1%	12/31/2018	1.38	65	89	1.00%	-0.8%	12/31/2018	1.43	0	0	0.75%	-0.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.39	0	$0	0.50%	-12.2%	12/31/2022	$1.45	0	$0	0.25%	-11.9%	12/31/2022	$1.53	0	$0	0.00%	-11.7%
12/31/2021	1.58	0	0	0.50%	-2.4%	12/31/2021	1.65	0	0	0.25%	-2.1%	12/31/2021	1.73	0	0	0.00%	-1.9%
12/31/2020	1.62	0	0	0.50%	3.0%	12/31/2020	1.69	0	0	0.25%	3.2%	12/31/2020	1.76	0	0	0.00%	3.5%
12/31/2019	1.57	0	0	0.50%	5.4%	12/31/2019	1.64	0	0	0.25%	5.6%	12/31/2019	1.70	0	0	0.00%	5.9%
12/31/2018	1.49	0	0	0.50%	-0.3%	12/31/2018	1.55	0	0	0.25%	-0.1%	12/31/2018	1.61	5	9	0.00%	0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.1%
2021	1.4%
2020	2.4%
2019	2.1%
2018	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Strategic Allocation: Moderate Fund A Class - 06-415

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,298,942	$11,053,694	1,690,691
Receivables: investments sold	-
Payables: investments purchased	(137)
Net assets	$9,298,805

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,344,438	1,882,676	$2.84
Band 100	3,954,367	1,327,588	2.98
Band 75	-	-	3.13
Band 50	-	-	3.28
Band 25	-	-	3.44
Band 0	-	-	3.63
Total	$9,298,805	3,210,264

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$110,745
Mortality & expense charges			(116,636)
Net investment income (loss)			(5,891)

Gain (loss) on investments:
Net realized gain (loss)			(134,048)
Realized gain distributions			360,882
Net change in unrealized appreciation (depreciation)			(2,102,851)
Net gain (loss)			(1,876,017)

Increase (decrease) in net assets from operations			$(1,881,908)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,891)	$(9,175)
Net realized gain (loss)		(134,048)	226,082
Realized gain distributions		360,882	1,040,375
Net change in unrealized appreciation (depreciation)		(2,102,851)	71,816

Increase (decrease) in net assets from operations		(1,881,908)	1,329,098

Contract owner transactions:
Proceeds from units sold		655,343	896,041
Cost of units redeemed		(1,773,538)	(2,744,870)
Account charges		(8,294)	(7,867)
Increase (decrease)		(1,126,489)	(1,856,696)
Net increase (decrease)		(3,008,397)	(527,598)
Net assets, beginning		12,307,202	12,834,800
Net assets, ending		$9,298,805	$12,307,202

Units sold		228,074	287,079
Units redeemed		(590,800)	(837,413)
Net increase (decrease)		(362,726)	(550,334)
Units outstanding, beginning		3,572,990	4,123,324
Units outstanding, ending		3,210,264	3,572,990

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$125,195,155
Cost of units redeemed/account charges			(132,444,753)
Net investment income (loss)			(127,325)
Net realized gain (loss)			1,171,702
Realized gain distributions			17,258,778
Net change in unrealized appreciation (depreciation)			(1,754,752)
Net assets			$9,298,805

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.84	1,883	$5,344	1.25%	-16.0%	12/31/2022	$2.98	1,328	$3,954	1.00%	-15.8%	12/31/2022	$3.13	0	$0	0.75%	-15.6%
12/31/2021	3.38	2,080	7,029	1.25%	10.8%	12/31/2021	3.54	1,493	5,279	1.00%	11.0%	12/31/2021	3.70	0	0	0.75%	11.3%
12/31/2020	3.05	2,201	6,715	1.25%	14.4%	12/31/2020	3.18	1,921	6,118	1.00%	14.7%	12/31/2020	3.32	0	0	0.75%	15.0%
12/31/2019	2.67	3,007	8,018	1.25%	18.9%	12/31/2019	2.78	2,219	6,163	1.00%	19.2%	12/31/2019	2.89	0	0	0.75%	19.5%
12/31/2018	2.24	3,549	7,955	1.25%	-7.8%	12/31/2018	2.33	2,520	5,869	1.00%	-7.5%	12/31/2018	2.42	0	0	0.75%	-7.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.28	0	$0	0.50%	-15.3%	12/31/2022	$3.44	0	$0	0.25%	-15.1%	12/31/2022	$3.63	0	$0	0.00%	-14.9%
12/31/2021	3.87	0	0	0.50%	11.6%	12/31/2021	4.06	0	0	0.25%	11.9%	12/31/2021	4.27	0	0	0.00%	12.2%
12/31/2020	3.47	1	2	0.50%	15.3%	12/31/2020	3.62	0	0	0.25%	15.5%	12/31/2020	3.81	0	0	0.00%	15.8%
12/31/2019	3.01	1	2	0.50%	19.8%	12/31/2019	3.14	0	0	0.25%	20.1%	12/31/2019	3.29	0	0	0.00%	20.4%
12/31/2018	2.51	1	2	0.50%	-7.1%	12/31/2018	2.61	0	0	0.25%	-6.8%	12/31/2018	2.73	0	0	0.00%	-6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.0%
2021	1.1%
2020	0.7%
2019	1.3%
2018	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Growth Fund A Class - 06-445

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,142,947	$1,206,811	33,845
Receivables: investments sold	-
Payables: investments purchased	(2,013)
Net assets	$1,140,934

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$619,630	145,053	$4.27
Band 100	521,304	116,301	4.48
Band 75	-	-	4.70
Band 50	-	-	4.94
Band 25	-	-	5.18
Band 0	-	-	5.44
Total	$1,140,934	261,354

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(15,739)
Net investment income (loss)			(15,739)

Gain (loss) on investments:
Net realized gain (loss)			45,055
Realized gain distributions			59,855
Net change in unrealized appreciation (depreciation)			(694,540)
Net gain (loss)			(589,630)

Increase (decrease) in net assets from operations			$(605,369)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(15,739)	$(19,851)
Net realized gain (loss)		45,055	74,121
Realized gain distributions		59,855	180,158
Net change in unrealized appreciation (depreciation)		(694,540)	168,856

Increase (decrease) in net assets from operations		(605,369)	403,284

Contract owner transactions:
Proceeds from units sold		64,030	94,366
Cost of units redeemed		(245,492)	(216,502)
Account charges		(130)	(166)
Increase (decrease)		(181,592)	(122,302)
Net increase (decrease)		(786,961)	280,982
Net assets, beginning		1,927,895	1,646,913
Net assets, ending		$1,140,934	$1,927,895

Units sold		12,011	18,312
Units redeemed		(49,216)	(40,605)
Net increase (decrease)		(37,205)	(22,293)
Units outstanding, beginning		298,559	320,852
Units outstanding, ending		261,354	298,559

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$11,953,024
Cost of units redeemed/account charges			(14,464,148)
Net investment income (loss)			(350,006)
Net realized gain (loss)			1,353,202
Realized gain distributions			2,712,726
Net change in unrealized appreciation (depreciation)			(63,864)
Net assets			$1,140,934

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.27	145	$620	1.25%	-32.5%	12/31/2022	$4.48	116	$521	1.00%	-32.3%	12/31/2022	$4.70	0	$0	0.75%	-32.1%
12/31/2021	6.33	165	1,043	1.25%	25.6%	12/31/2021	6.62	134	885	1.00%	25.9%	12/31/2021	6.93	0	0	0.75%	26.2%
12/31/2020	5.04	180	908	1.25%	33.2%	12/31/2020	5.26	140	739	1.00%	33.5%	12/31/2020	5.49	0	0	0.75%	33.8%
12/31/2019	3.78	369	1,397	1.25%	33.4%	12/31/2019	3.94	157	619	1.00%	33.8%	12/31/2019	4.10	0	0	0.75%	34.1%
12/31/2018	2.83	554	1,571	1.25%	-3.1%	12/31/2018	2.94	174	514	1.00%	-2.9%	12/31/2018	3.06	0	0	0.75%	-2.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.94	0	$0	0.50%	-32.0%	12/31/2022	$5.18	0	$0	0.25%	-31.8%	12/31/2022	$5.44	0	$0	0.00%	-31.6%
12/31/2021	7.25	0	0	0.50%	26.5%	12/31/2021	7.59	0	0	0.25%	26.9%	12/31/2021	7.95	0	0	0.00%	27.2%
12/31/2020	5.73	0	0	0.50%	34.2%	12/31/2020	5.98	0	0	0.25%	34.5%	12/31/2020	6.25	0	0	0.00%	34.8%
12/31/2019	4.27	0	0	0.50%	34.4%	12/31/2019	4.45	0	0	0.25%	34.8%	12/31/2019	4.64	0	0	0.00%	35.1%
12/31/2018	3.18	0	0	0.50%	-2.4%	12/31/2018	3.30	0	0	0.25%	-2.2%	12/31/2018	3.43	0	0	0.00%	-1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.1%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Ultra Fund A Class - 06-430

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,348,073	$1,538,125	26,275
Receivables: investments sold	1,167
Payables: investments purchased	-
Net assets	$1,349,240

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,109,566	232,645	$4.77
Band 100	239,674	47,892	5.00
Band 75	-	-	5.25
Band 50	-	-	5.51
Band 25	-	-	5.78
Band 0	-	-	6.10
Total	$1,349,240	280,537

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(19,326)
Net investment income (loss)			(19,326)

Gain (loss) on investments:
Net realized gain (loss)			176,521
Realized gain distributions			98,162
Net change in unrealized appreciation (depreciation)			(940,396)
Net gain (loss)			(665,713)

Increase (decrease) in net assets from operations			$(685,039)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(19,326)	$(23,408)
Net realized gain (loss)		176,521	159,269
Realized gain distributions		98,162	134,649
Net change in unrealized appreciation (depreciation)		(940,396)	114,955

Increase (decrease) in net assets from operations		(685,039)	385,465

Contract owner transactions:
Proceeds from units sold		733,914	204,353
Cost of units redeemed		(716,351)	(342,083)
Account charges		(361)	(209)
Increase (decrease)		17,202	(137,939)
Net increase (decrease)		(667,837)	247,526
Net assets, beginning		2,017,077	1,769,551
Net assets, ending		$1,349,240	$2,017,077

Units sold		126,695	49,516
Units redeemed		(124,463)	(67,834)
Net increase (decrease)		2,232	(18,318)
Units outstanding, beginning		278,305	296,623
Units outstanding, ending		280,537	278,305

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$3,995,486
Cost of units redeemed/account charges			(3,822,275)
Net investment income (loss)			(168,519)
Net realized gain (loss)			754,275
Realized gain distributions			780,325
Net change in unrealized appreciation (depreciation)			(190,052)
Net assets			$1,349,240

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.77	233	$1,110	1.25%	-33.5%	12/31/2022	$5.00	48	$240	1.00%	-33.3%	12/31/2022	$5.25	0	$0	0.75%	-33.1%
12/31/2021	7.17	213	1,526	1.25%	21.4%	12/31/2021	7.50	65	491	1.00%	21.7%	12/31/2021	7.85	0	0	0.75%	22.0%
12/31/2020	5.91	229	1,352	1.25%	47.5%	12/31/2020	6.17	68	417	1.00%	47.9%	12/31/2020	6.44	0	0	0.75%	48.3%
12/31/2019	4.00	184	738	1.25%	32.6%	12/31/2019	4.17	80	334	1.00%	32.9%	12/31/2019	4.34	0	0	0.75%	33.3%
12/31/2018	3.02	222	671	1.25%	-0.9%	12/31/2018	3.14	96	300	1.00%	-0.6%	12/31/2018	3.26	0	0	0.75%	-0.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$5.51	0	$0	0.50%	-33.0%	12/31/2022	$5.78	0	$0	0.25%	-32.8%	12/31/2022	$6.10	0	$0	0.00%	-32.6%
12/31/2021	8.22	0	0	0.50%	22.3%	12/31/2021	8.60	0	0	0.25%	22.6%	12/31/2021	9.06	0	0	0.00%	22.9%
12/31/2020	6.72	0	0	0.50%	48.7%	12/31/2020	7.02	0	0	0.25%	49.0%	12/31/2020	7.37	0	0	0.00%	49.4%
12/31/2019	4.52	0	0	0.50%	33.6%	12/31/2019	4.71	0	0	0.25%	33.9%	12/31/2019	4.93	0	0	0.00%	34.3%
12/31/2018	3.38	0	0	0.50%	-0.1%	12/31/2018	3.52	0	0	0.25%	0.1%	12/31/2018	3.67	0	0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Heritage Fund A Class - 06-290

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,058,965	$3,950,792	196,580
Receivables: investments sold	1,795
Payables: investments purchased	-
Net assets	$3,060,760

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,954,043	336,126	$5.81
Band 100	407,769	66,846	6.10
Band 75	-	-	6.40
Band 50	698,948	104,065	6.72
Band 25	-	-	7.05
Band 0	-	-	7.46
Total	$3,060,760	507,037

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(38,375)
Net investment income (loss)			(38,375)

Gain (loss) on investments:
Net realized gain (loss)			(192,494)
Realized gain distributions			40,196
Net change in unrealized appreciation (depreciation)			(1,335,050)
Net gain (loss)			(1,487,348)

Increase (decrease) in net assets from operations			$(1,525,723)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(38,375)	$(58,282)
Net realized gain (loss)		(192,494)	135,551
Realized gain distributions		40,196	658,596
Net change in unrealized appreciation (depreciation)		(1,335,050)	(228,370)

Increase (decrease) in net assets from operations		(1,525,723)	507,495

Contract owner transactions:
Proceeds from units sold		113,789	194,134
Cost of units redeemed		(868,067)	(678,757)
Account charges		(636)	(661)
Increase (decrease)		(754,914)	(485,284)
Net increase (decrease)		(2,280,637)	22,211
Net assets, beginning		5,341,397	5,319,186
Net assets, ending		$3,060,760	$5,341,397

Units sold		18,199	24,882
Units redeemed		(141,184)	(83,214)
Net increase (decrease)		(122,985)	(58,332)
Units outstanding, beginning		630,022	688,354
Units outstanding, ending		507,037	630,022

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$45,973,369
Cost of units redeemed/account charges			(56,664,825)
Net investment income (loss)			(1,666,144)
Net realized gain (loss)			4,887,037
Realized gain distributions			11,423,150
Net change in unrealized appreciation (depreciation)			(891,827)
Net assets			$3,060,760

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$5.81	336	$1,954	1.25%	-29.2%	12/31/2022	$6.10	67	$408	1.00%	-29.0%	12/31/2022	$6.40	0	$0	0.75%	-28.8%
12/31/2021	8.21	435	3,567	1.25%	9.4%	12/31/2021	8.59	79	681	1.00%	9.7%	12/31/2021	8.99	0	0	0.75%	10.0%
12/31/2020	7.50	481	3,609	1.25%	40.4%	12/31/2020	7.83	83	646	1.00%	40.8%	12/31/2020	8.18	0	0	0.75%	41.1%
12/31/2019	5.34	567	3,028	1.25%	33.5%	12/31/2019	5.56	94	524	1.00%	33.8%	12/31/2019	5.79	0	0	0.75%	34.1%
12/31/2018	4.00	745	2,981	1.25%	-6.6%	12/31/2018	4.16	118	490	1.00%	-6.4%	12/31/2018	4.32	0	0	0.75%	-6.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$6.72	104	$699	0.50%	-28.6%	12/31/2022	$7.05	0	$0	0.25%	-28.5%	12/31/2022	$7.46	0	$0	0.00%	-28.3%
12/31/2021	9.41	116	1,093	0.50%	10.3%	12/31/2021	9.85	0	0	0.25%	10.5%	12/31/2021	10.39	0	0	0.00%	10.8%
12/31/2020	8.54	125	1,064	0.50%	41.5%	12/31/2020	8.91	0	0	0.25%	41.8%	12/31/2020	9.38	0	0	0.00%	42.2%
12/31/2019	6.03	154	928	0.50%	34.5%	12/31/2019	6.28	0	0	0.25%	34.8%	12/31/2019	6.60	42	275	0.00%	35.1%
12/31/2018	4.49	168	752	0.50%	-5.9%	12/31/2018	4.66	0	0	0.25%	-5.7%	12/31/2018	4.88	41	200	0.00%	-5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Ultra Fund Investor Class - 06-450

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,146,032	$2,988,212	57,114
Receivables: investments sold	4,393
Payables: investments purchased	-
Net assets	$3,150,425

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,150,425	359,681	$8.76
Band 100	-	-	9.19
Band 75	-	-	9.64
Band 50	-	-	10.12
Band 25	-	-	10.62
Band 0	-	-	12.54
Total	$3,150,425	359,681

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(50,187)
Net investment income (loss)			(50,187)

Gain (loss) on investments:
Net realized gain (loss)			212,659
Realized gain distributions			231,674
Net change in unrealized appreciation (depreciation)			(2,175,828)
Net gain (loss)			(1,731,495)

Increase (decrease) in net assets from operations			$(1,781,682)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(50,187)	$(59,692)
Net realized gain (loss)		212,659	261,839
Realized gain distributions		231,674	324,165
Net change in unrealized appreciation (depreciation)		(2,175,828)	417,676

Increase (decrease) in net assets from operations		(1,781,682)	943,988

Contract owner transactions:
Proceeds from units sold		237,212	845,497
Cost of units redeemed		(726,851)	(489,395)
Account charges		(4,693)	(6,726)
Increase (decrease)		(494,332)	349,376
Net increase (decrease)		(2,276,014)	1,293,364
Net assets, beginning		5,426,439	4,133,075
Net assets, ending		$3,150,425	$5,426,439

Units sold		23,750	71,586
Units redeemed		(77,287)	(41,335)
Net increase (decrease)		(53,537)	30,251
Units outstanding, beginning		413,218	382,967
Units outstanding, ending		359,681	413,218

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$7,333,516
Cost of units redeemed/account charges			(6,971,178)
Net investment income (loss)			(368,956)
Net realized gain (loss)			1,372,740
Realized gain distributions			1,626,483
Net change in unrealized appreciation (depreciation)			157,820
Net assets			$3,150,425

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$8.76	360	$3,150	1.25%	-33.3%	12/31/2022	$9.19	0	$0	1.00%	-33.1%	12/31/2022	$9.64	0	$0	0.75%	-33.0%
12/31/2021	13.13	413	5,426	1.25%	21.7%	12/31/2021	13.75	0	0	1.00%	22.0%	12/31/2021	14.39	0	0	0.75%	22.3%
12/31/2020	10.79	383	4,133	1.25%	47.9%	12/31/2020	11.27	0	0	1.00%	48.3%	12/31/2020	11.76	0	0	0.75%	48.7%
12/31/2019	7.30	410	2,988	1.25%	32.9%	12/31/2019	7.60	0	0	1.00%	33.3%	12/31/2019	7.91	0	0	0.75%	33.6%
12/31/2018	5.49	435	2,389	1.25%	-0.6%	12/31/2018	5.70	0	0	1.00%	-0.3%	12/31/2018	5.92	0	0	0.75%	-0.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$10.12	0	$0	0.50%	-32.8%	12/31/2022	$10.62	0	$0	0.25%	-32.6%	12/31/2022	$12.54	0	$0	0.00%	-32.5%
12/31/2021	15.06	0	0	0.50%	22.6%	12/31/2021	15.76	0	0	0.25%	22.9%	12/31/2021	18.56	0	0	0.00%	23.2%
12/31/2020	12.28	0	0	0.50%	49.0%	12/31/2020	12.82	0	0	0.25%	49.4%	12/31/2020	15.06	0	0	0.00%	49.8%
12/31/2019	8.24	0	0	0.50%	33.9%	12/31/2019	8.58	0	0	0.25%	34.3%	12/31/2019	10.06	0	0	0.00%	34.6%
12/31/2018	6.15	0	0	0.50%	0.2%	12/31/2018	6.39	0	0	0.25%	0.4%	12/31/2018	7.47	0	0	0.00%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Heritage Fund Investor Class - 06-046

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,640,168	$3,232,770	144,451
Receivables: investments sold	400
Payables: investments purchased	-
Net assets	$2,640,568

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,640,568	1,423,217	$1.86
Band 100	-	-	1.90
Band 75	-	-	1.94
Band 50	-	-	1.99
Band 25	-	-	2.03
Band 0	-	-	2.08
Total	$2,640,568	1,423,217

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(37,335)
Net investment income (loss)			(37,335)

Gain (loss) on investments:
Net realized gain (loss)			(52,548)
Realized gain distributions			28,487
Net change in unrealized appreciation (depreciation)			(1,120,598)
Net gain (loss)			(1,144,659)

Increase (decrease) in net assets from operations			$(1,181,994)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(37,335)	$(53,176)
Net realized gain (loss)		(52,548)	164,747
Realized gain distributions		28,487	447,148
Net change in unrealized appreciation (depreciation)		(1,120,598)	(191,057)

Increase (decrease) in net assets from operations		(1,181,994)	367,662

Contract owner transactions:
Proceeds from units sold		86,819	219,075
Cost of units redeemed		(400,228)	(840,963)
Account charges		(1,028)	(1,312)
Increase (decrease)		(314,437)	(623,200)
Net increase (decrease)		(1,496,431)	(255,538)
Net assets, beginning		4,136,999	4,392,537
Net assets, ending		$2,640,568	$4,136,999

Units sold		44,385	87,675
Units redeemed		(203,468)	(348,695)
Net increase (decrease)		(159,083)	(261,020)
Units outstanding, beginning		1,582,300	1,843,320
Units outstanding, ending		1,423,217	1,582,300

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$7,512,988
Cost of units redeemed/account charges			(7,119,883)
Net investment income (loss)			(393,333)
Net realized gain (loss)			(127,948)
Realized gain distributions			3,361,346
Net change in unrealized appreciation (depreciation)			(592,602)
Net assets			$2,640,568

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.86	1,423	$2,641	1.25%	-29.0%	12/31/2022	$1.90	0	$0	1.00%	-28.9%	12/31/2022	$1.94	0	$0	0.75%	-28.7%
12/31/2021	2.61	1,582	4,137	1.25%	9.7%	12/31/2021	2.67	0	0	1.00%	10.0%	12/31/2021	2.72	0	0	0.75%	10.3%
12/31/2020	2.38	1,843	4,393	1.25%	40.7%	12/31/2020	2.43	0	0	1.00%	41.1%	12/31/2020	2.47	0	0	0.75%	41.4%
12/31/2019	1.69	1,915	3,244	1.25%	33.8%	12/31/2019	1.72	0	0	1.00%	34.2%	12/31/2019	1.75	0	0	0.75%	34.5%
12/31/2018	1.27	2,519	3,187	1.25%	-6.4%	12/31/2018	1.28	0	0	1.00%	-6.1%	12/31/2018	1.30	0	0	0.75%	-5.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.99	0	$0	0.50%	-28.5%	12/31/2022	$2.03	0	$0	0.25%	-28.3%	12/31/2022	$2.08	0	$0	0.00%	-28.1%
12/31/2021	2.78	0	0	0.50%	10.5%	12/31/2021	2.84	0	0	0.25%	10.8%	12/31/2021	2.89	0	0	0.00%	11.1%
12/31/2020	2.51	0	0	0.50%	41.8%	12/31/2020	2.56	0	0	0.25%	42.1%	12/31/2020	2.60	0	0	0.00%	42.5%
12/31/2019	1.77	0	0	0.50%	34.8%	12/31/2019	1.80	0	0	0.25%	35.2%	12/31/2019	1.83	0	0	0.00%	35.5%
12/31/2018	1.31	0	0	0.50%	-5.6%	12/31/2018	1.33	0	0	0.25%	-5.4%	12/31/2018	1.35	0	0	0.00%	-5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Value Investor Class - 06-696

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.59
Band 100	-	-	2.66
Band 75	-	-	2.73
Band 50	-	-	2.80
Band 25	-	-	2.88
Band 0	-	-	2.96
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(15)
Net realized gain (loss)		-	2,118
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	(1,663)

Increase (decrease) in net assets from operations		-	440

Contract owner transactions:
Proceeds from units sold		-	2,285
Cost of units redeemed		-	(14,930)
Account charges		-	-
Increase (decrease)		-	(12,645)
Net increase (decrease)		-	(12,205)
Net assets, beginning		-	12,205
Net assets, ending		$-	$-

Units sold		-	1,070
Units redeemed		-	(6,792)
Net increase (decrease)		-	(5,722)
Units outstanding, beginning		-	5,722
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$3,398,801
Cost of units redeemed/account charges			(4,029,831)
Net investment income (loss)			17,720
Net realized gain (loss)			264,734
Realized gain distributions			348,576
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.59	0	$0	1.25%	-1.1%	12/31/2022	$2.66	0	$0	1.00%	-0.8%	12/31/2022	$2.73	0	$0	0.75%	-0.6%
12/31/2021	2.62	0	0	1.25%	22.7%	12/31/2021	2.68	0	0	1.00%	23.0%	12/31/2021	2.75	0	0	0.75%	23.3%
12/31/2020	2.13	6	12	1.25%	-0.6%	12/31/2020	2.18	0	0	1.00%	-0.3%	12/31/2020	2.23	0	0	0.75%	-0.1%
12/31/2019	2.15	13	28	1.25%	25.3%	12/31/2019	2.19	0	0	1.00%	25.6%	12/31/2019	2.23	0	0	0.75%	25.9%
12/31/2018	1.71	8	14	1.25%	-10.5%	12/31/2018	1.74	0	0	1.00%	-10.3%	12/31/2018	1.77	0	0	0.75%	-10.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.80	0	$0	0.50%	-0.3%	12/31/2022	$2.88	0	$0	0.25%	-0.1%	12/31/2022	$2.96	0	$0	0.00%	0.2%
12/31/2021	2.81	0	0	0.50%	23.6%	12/31/2021	2.88	0	0	0.25%	23.9%	12/31/2021	2.95	0	0	0.00%	24.2%
12/31/2020	2.28	0	0	0.50%	0.2%	12/31/2020	2.32	0	0	0.25%	0.4%	12/31/2020	2.38	0	0	0.00%	0.7%
12/31/2019	2.27	0	0	0.50%	26.2%	12/31/2019	2.32	0	0	0.25%	26.6%	12/31/2019	2.36	0	0	0.00%	26.9%
12/31/2018	1.80	0	0	0.50%	-9.8%	12/31/2018	1.83	0	0	0.25%	-9.6%	12/31/2018	1.86	0	0	0.00%	-9.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	1.3%
2019	1.8%
2018	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Disc Core Value Fund Investor Class - 06-460

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$997,271	$1,140,875	32,569
Receivables: investments sold	1,643
Payables: investments purchased	-
Net assets	$998,914

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$998,914	333,972	$2.99
Band 100	-	-	3.14
Band 75	-	-	3.29
Band 50	-	-	3.46
Band 25	-	-	3.63
Band 0	-	-	4.03
Total	$998,914	333,972

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$27,399
Mortality & expense charges			(20,916)
Net investment income (loss)			6,483

Gain (loss) on investments:
Net realized gain (loss)			(317,992)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(32,692)
Net gain (loss)			(350,684)

Increase (decrease) in net assets from operations			$(344,201)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,483	$(22,091)
Net realized gain (loss)		(317,992)	1,224,359
Realized gain distributions		-	444,201
Net change in unrealized appreciation (depreciation)		(32,692)	(404,093)

Increase (decrease) in net assets from operations		(344,201)	1,242,376

Contract owner transactions:
Proceeds from units sold		306,982	885,323
Cost of units redeemed		(1,085,096)	(6,479,285)
Account charges		(327)	(7,389)
Increase (decrease)		(778,441)	(5,601,351)
Net increase (decrease)		(1,122,642)	(4,358,975)
Net assets, beginning		2,121,556	6,480,531
Net assets, ending		$998,914	$2,121,556

Units sold		99,391	279,680
Units redeemed		(377,631)	(1,952,073)
Net increase (decrease)		(278,240)	(1,672,393)
Units outstanding, beginning		612,212	2,284,605
Units outstanding, ending		333,972	612,212

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$16,241,619
Cost of units redeemed/account charges			(18,973,274)
Net investment income (loss)			248,402
Net realized gain (loss)			1,288,446
Realized gain distributions			2,337,325
Net change in unrealized appreciation (depreciation)			(143,604)
Net assets			$998,914

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.99	334	$999	1.25%	-13.7%	12/31/2022	$3.14	0	$0	1.00%	-13.5%	12/31/2022	$3.29	0	$0	0.75%	-13.3%
12/31/2021	3.47	612	2,122	1.25%	22.2%	12/31/2021	3.63	0	0	1.00%	22.5%	12/31/2021	3.80	0	0	0.75%	22.8%
12/31/2020	2.84	2,285	6,481	1.25%	10.5%	12/31/2020	2.96	0	0	1.00%	10.8%	12/31/2020	3.09	0	0	0.75%	11.0%
12/31/2019	2.57	2,824	7,251	1.25%	22.4%	12/31/2019	2.67	0	0	1.00%	22.7%	12/31/2019	2.78	0	0	0.75%	23.1%
12/31/2018	2.10	2,755	5,777	1.25%	-8.0%	12/31/2018	2.18	0	0	1.00%	-7.8%	12/31/2018	2.26	0	0	0.75%	-7.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.46	0	$0	0.50%	-13.0%	12/31/2022	$3.63	0	$0	0.25%	-12.8%	12/31/2022	$4.03	0	$0	0.00%	-12.6%
12/31/2021	3.97	0	0	0.50%	23.1%	12/31/2021	4.16	0	0	0.25%	23.4%	12/31/2021	4.61	0	0	0.00%	23.7%
12/31/2020	3.23	0	0	0.50%	11.3%	12/31/2020	3.37	0	0	0.25%	11.6%	12/31/2020	3.73	0	0	0.00%	11.9%
12/31/2019	2.90	0	0	0.50%	23.4%	12/31/2019	3.02	0	0	0.25%	23.7%	12/31/2019	3.33	0	0	0.00%	24.0%
12/31/2018	2.35	0	0	0.50%	-7.3%	12/31/2018	2.44	0	0	0.25%	-7.1%	12/31/2018	2.69	0	0	0.00%	-6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.8%
2021	1.3%
2020	1.6%
2019	2.2%
2018	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Value A Class - 06-698

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.52
Band 100	-	-	2.59
Band 75	-	-	2.66
Band 50	-	-	2.73
Band 25	-	-	2.80
Band 0	-	-	2.88
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(1)
Net realized gain (loss)		-	216
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	(78)

Increase (decrease) in net assets from operations		-	137

Contract owner transactions:
Proceeds from units sold		-	2
Cost of units redeemed		-	(798)
Account charges		-	(1)
Increase (decrease)		-	(797)
Net increase (decrease)		-	(660)
Net assets, beginning		-	660
Net assets, ending		$-	$-

Units sold		-	1
Units redeemed		-	(317)
Net increase (decrease)		-	(316)
Units outstanding, beginning		-	316
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$81,744
Cost of units redeemed/account charges			(96,703)
Net investment income (loss)			277
Net realized gain (loss)			1,579
Realized gain distributions			13,103
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.52	0	$0	1.25%	-1.4%	12/31/2022	$2.59	0	$0	1.00%	-1.2%	12/31/2022	$2.66	0	$0	0.75%	-0.9%
12/31/2021	2.56	0	0	1.25%	22.4%	12/31/2021	2.62	0	0	1.00%	22.7%	12/31/2021	2.68	0	0	0.75%	23.0%
12/31/2020	2.09	0	1	1.25%	-0.8%	12/31/2020	2.13	0	0	1.00%	-0.6%	12/31/2020	2.18	0	0	0.75%	-0.3%
12/31/2019	2.11	16	34	1.25%	24.9%	12/31/2019	2.15	0	0	1.00%	25.2%	12/31/2019	2.19	0	0	0.75%	25.5%
12/31/2018	1.69	18	30	1.25%	-10.7%	12/31/2018	1.72	0	0	1.00%	-10.5%	12/31/2018	1.74	0	0	0.75%	-10.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.73	0	$0	0.50%	-0.7%	12/31/2022	$2.80	0	$0	0.25%	-0.4%	12/31/2022	$2.88	0	$0	0.00%	-0.2%
12/31/2021	2.75	0	0	0.50%	23.3%	12/31/2021	2.81	0	0	0.25%	23.6%	12/31/2021	2.88	0	0	0.00%	23.9%
12/31/2020	2.23	0	0	0.50%	-0.1%	12/31/2020	2.28	0	0	0.25%	0.2%	12/31/2020	2.33	0	0	0.00%	0.4%
12/31/2019	2.23	0	0	0.50%	25.8%	12/31/2019	2.27	0	0	0.25%	26.1%	12/31/2019	2.32	0	0	0.00%	26.4%
12/31/2018	1.77	0	0	0.50%	-10.0%	12/31/2018	1.80	0	0	0.25%	-9.8%	12/31/2018	1.83	0	0	0.00%	-9.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	2.4%
2020	2.4%
2019	1.5%
2018	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Inflation-Adjusted Bond Fund A Class - 06-185

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$870,513	$991,631	83,534
Receivables: investments sold	6,597
Payables: investments purchased	-
Net assets	$877,110

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$839,761	612,749	$1.37
Band 100	37,349	26,012	1.44
Band 75	-	-	1.50
Band 50	-	-	1.58
Band 25	-	-	1.65
Band 0	-	-	1.73
Total	$877,110	638,761

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$63,887
Mortality & expense charges			(14,078)
Net investment income (loss)			49,809

Gain (loss) on investments:
Net realized gain (loss)			(11,016)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(208,195)
Net gain (loss)			(219,211)

Increase (decrease) in net assets from operations			$(169,402)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$49,809	$39,991
Net realized gain (loss)		(11,016)	62,640
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(208,195)	(28,704)

Increase (decrease) in net assets from operations		(169,402)	73,927

Contract owner transactions:
Proceeds from units sold		237,178	353,778
Cost of units redeemed		(566,849)	(765,333)
Account charges		(900)	(1,294)
Increase (decrease)		(330,571)	(412,849)
Net increase (decrease)		(499,973)	(338,922)
Net assets, beginning		1,377,083	1,716,005
Net assets, ending		$877,110	$1,377,083

Units sold		174,566	233,977
Units redeemed		(402,285)	(499,413)
Net increase (decrease)		(227,719)	(265,436)
Units outstanding, beginning		866,480	1,131,916
Units outstanding, ending		638,761	866,480

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$49,606,172
Cost of units redeemed/account charges			(50,460,969)
Net investment income (loss)			1,020,866
Net realized gain (loss)			154,263
Realized gain distributions			677,896
Net change in unrealized appreciation (depreciation)			(121,118)
Net assets			$877,110

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.37	613	$840	1.25%	-13.6%	12/31/2022	$1.44	26	$37	1.00%	-13.4%	12/31/2022	$1.50	0	$0	0.75%	-13.2%
12/31/2021	1.59	837	1,328	1.25%	4.8%	12/31/2021	1.66	30	49	1.00%	5.1%	12/31/2021	1.73	0	0	0.75%	5.3%
12/31/2020	1.51	1,099	1,664	1.25%	8.7%	12/31/2020	1.58	33	52	1.00%	8.9%	12/31/2020	1.65	0	0	0.75%	9.2%
12/31/2019	1.39	1,597	2,225	1.25%	6.2%	12/31/2019	1.45	72	104	1.00%	6.4%	12/31/2019	1.51	0	0	0.75%	6.7%
12/31/2018	1.31	1,664	2,184	1.25%	-3.9%	12/31/2018	1.36	100	136	1.00%	-3.7%	12/31/2018	1.41	0	0	0.75%	-3.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.58	0	$0	0.50%	-13.0%	12/31/2022	$1.65	0	$0	0.25%	-12.8%	12/31/2022	$1.73	0	$0	0.00%	-12.5%
12/31/2021	1.81	0	0	0.50%	5.6%	12/31/2021	1.89	0	0	0.25%	5.9%	12/31/2021	1.98	0	0	0.00%	6.1%
12/31/2020	1.72	0	0	0.50%	9.5%	12/31/2020	1.79	0	0	0.25%	9.8%	12/31/2020	1.86	0	0	0.00%	10.0%
12/31/2019	1.57	0	0	0.50%	7.0%	12/31/2019	1.63	0	0	0.25%	7.2%	12/31/2019	1.69	0	0	0.00%	7.5%
12/31/2018	1.46	0	0	0.50%	-3.2%	12/31/2018	1.52	0	0	0.25%	-2.9%	12/31/2018	1.58	0	0	0.00%	-2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	5.7%
2021	3.8%
2020	0.8%
2019	2.2%
2018	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century VP Capital Appreciation Fund I Class - 06-410

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,020,655	$7,208,828	509,481
Receivables: investments sold	-
Payables: investments purchased	(8,775)
Net assets	$6,011,880

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,011,880	935,926	$6.42
Band 100	-	-	6.74
Band 75	-	-	7.07
Band 50	-	-	7.42
Band 25	-	-	7.79
Band 0	-	-	8.17
Total	$6,011,880	935,926

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(86,288)
Net investment income (loss)			(86,288)

Gain (loss) on investments:
Net realized gain (loss)			(122,465)
Realized gain distributions			1,015,051
Net change in unrealized appreciation (depreciation)			(3,555,121)
Net gain (loss)			(2,662,535)

Increase (decrease) in net assets from operations			$(2,748,823)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(86,288)	$(132,164)
Net realized gain (loss)		(122,465)	591,199
Realized gain distributions		1,015,051	1,291,062
Net change in unrealized appreciation (depreciation)		(3,555,121)	(708,844)

Increase (decrease) in net assets from operations		(2,748,823)	1,041,253

Contract owner transactions:
Proceeds from units sold		314,087	479,509
Cost of units redeemed		(1,183,535)	(2,155,144)
Account charges		(2,412)	(3,163)
Increase (decrease)		(871,860)	(1,678,798)
Net increase (decrease)		(3,620,683)	(637,545)
Net assets, beginning		9,632,563	10,270,108
Net assets, ending		$6,011,880	$9,632,563

Units sold		47,054	56,107
Units redeemed		(175,796)	(237,526)
Net increase (decrease)		(128,742)	(181,419)
Units outstanding, beginning		1,064,668	1,246,087
Units outstanding, ending		935,926	1,064,668

* Date of Fund Inception into Variable Account: 5 /1 /1994
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$71,302,925
Cost of units redeemed/account charges			(82,091,395)
Net investment income (loss)			(2,703,917)
Net realized gain (loss)			3,316,183
Realized gain distributions			17,376,257
Net change in unrealized appreciation (depreciation)			(1,188,173)
Net assets			$6,011,880

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$6.42	936	$6,012	1.25%	-29.0%	12/31/2022	$6.74	0	$0	1.00%	-28.8%	12/31/2022	$7.07	0	$0	0.75%	-28.6%
12/31/2021	9.05	1,065	9,633	1.25%	9.8%	12/31/2021	9.47	0	0	1.00%	10.0%	12/31/2021	9.91	0	0	0.75%	10.3%
12/31/2020	8.24	1,246	10,270	1.25%	40.7%	12/31/2020	8.61	0	0	1.00%	41.0%	12/31/2020	8.98	0	0	0.75%	41.4%
12/31/2019	5.86	1,377	8,069	1.25%	33.9%	12/31/2019	6.10	0	0	1.00%	34.2%	12/31/2019	6.35	0	0	0.75%	34.6%
12/31/2018	4.38	1,919	8,398	1.25%	-6.4%	12/31/2018	4.55	0	0	1.00%	-6.1%	12/31/2018	4.72	0	0	0.75%	-5.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$7.42	0	$0	0.50%	-28.5%	12/31/2022	$7.79	0	$0	0.25%	-28.3%	12/31/2022	$8.17	0	$0	0.00%	-28.1%
12/31/2021	10.37	0	0	0.50%	10.6%	12/31/2021	10.86	0	0	0.25%	10.9%	12/31/2021	11.37	0	0	0.00%	11.2%
12/31/2020	9.38	0	0	0.50%	41.7%	12/31/2020	9.79	0	0	0.25%	42.1%	12/31/2020	10.23	0	0	0.00%	42.5%
12/31/2019	6.62	0	0	0.50%	34.9%	12/31/2019	6.89	0	0	0.25%	35.2%	12/31/2019	7.18	0	0	0.00%	35.6%
12/31/2018	4.91	0	0	0.50%	-5.7%	12/31/2018	5.10	0	0	0.25%	-5.4%	12/31/2018	5.29	0	0	0.00%	-5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century International Bond Investor Class - 06-422

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$136	$170	13
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$136

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$136	183	$0.74
Band 100	-	-	0.77
Band 75	-	-	0.80
Band 50	-	-	0.83
Band 25	-	-	0.86
Band 0	-	-	0.89
Total	$136	183

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(1)
Net investment income (loss)			(1)

Gain (loss) on investments:
Net realized gain (loss)			(1)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(35)
Net gain (loss)			(36)

Increase (decrease) in net assets from operations			$(37)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1)	$(3)
Net realized gain (loss)		(1)	-
Realized gain distributions		-	1
Net change in unrealized appreciation (depreciation)		(35)	(17)

Increase (decrease) in net assets from operations		(37)	(19)

Contract owner transactions:
Proceeds from units sold		-	1
Cost of units redeemed		(21)	-
Account charges		-	-
Increase (decrease)		(21)	1
Net increase (decrease)		(58)	(18)
Net assets, beginning		194	212
Net assets, ending		$136	$194

Units sold		-	-
Units redeemed		(23)	-
Net increase (decrease)		(23)	-
Units outstanding, beginning		206	206
Units outstanding, ending		183	206

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$160,111
Cost of units redeemed/account charges			(156,165)
Net investment income (loss)			(1,859)
Net realized gain (loss)			(1,926)
Realized gain distributions			9
Net change in unrealized appreciation (depreciation)			(34)
Net assets			$136

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.74	0	$0	1.25%	-21.0%	12/31/2022	$0.77	0	$0	1.00%	-20.8%	12/31/2022	$0.80	0	$0	0.75%	-20.6%
12/31/2021	0.94	0	0	1.25%	-8.3%	12/31/2021	0.97	0	0	1.00%	-8.0%	12/31/2021	1.01	0	0	0.75%	-7.8%
12/31/2020	1.03	0	0	1.25%	8.4%	12/31/2020	1.06	0	0	1.00%	8.7%	12/31/2020	1.09	0	0	0.75%	8.9%
12/31/2019	0.95	0	0	1.25%	3.9%	12/31/2019	0.97	0	0	1.00%	4.2%	12/31/2019	1.00	0	0	0.75%	4.4%
12/31/2018	0.91	1	1	1.25%	-5.2%	12/31/2018	0.94	0	0	1.00%	-4.9%	12/31/2018	0.96	0	0	0.75%	-4.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.83	0	$0	0.50%	-20.4%	12/31/2022	$0.86	0	$0	0.25%	-20.2%	12/31/2022	$0.89	0	$0	0.00%	-20.0%
12/31/2021	1.04	0	0	0.50%	-7.6%	12/31/2021	1.07	0	0	0.25%	-7.3%	12/31/2021	1.11	0	0	0.00%	-7.1%
12/31/2020	1.12	0	0	0.50%	9.2%	12/31/2020	1.16	0	0	0.25%	9.5%	12/31/2020	1.19	0	0	0.00%	9.8%
12/31/2019	1.03	0	0	0.50%	4.7%	12/31/2019	1.06	0	0	0.25%	4.9%	12/31/2019	1.09	0	0	0.00%	5.2%
12/31/2018	0.98	0	0	0.50%	-4.5%	12/31/2018	1.01	0	0	0.25%	-4.2%	12/31/2018	1.03	0	0	0.00%	-4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	1.5%
2019	0.0%
2018	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century International Bond A Class - 06-421

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.72
Band 100	-	-	0.75
Band 75	-	-	0.77
Band 50	-	-	0.80
Band 25	-	-	0.83
Band 0	-	-	0.86
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(6)
Net investment income (loss)			(6)

Gain (loss) on investments:
Net realized gain (loss)			(231)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			61
Net gain (loss)			(170)

Increase (decrease) in net assets from operations			$(176)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6)	$(30)
Net realized gain (loss)		(231)	-
Realized gain distributions		-	19
Net change in unrealized appreciation (depreciation)		61	(199)

Increase (decrease) in net assets from operations		(176)	(210)

Contract owner transactions:
Proceeds from units sold		122	577
Cost of units redeemed		(2,526)	-
Account charges		-	-
Increase (decrease)		(2,404)	577
Net increase (decrease)		(2,580)	367
Net assets, beginning		2,580	2,213
Net assets, ending		$-	$2,580

Units sold		132	606
Units redeemed		(2,958)	-
Net increase (decrease)		(2,826)	606
Units outstanding, beginning		2,826	2,220
Units outstanding, ending		-	2,826

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$4,057
Cost of units redeemed/account charges			(3,771)
Net investment income (loss)			(50)
Net realized gain (loss)			(281)
Realized gain distributions			45
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.72	0	$0	1.25%	-21.2%	12/31/2022	$0.75	0	$0	1.00%	-21.0%	12/31/2022	$0.77	0	$0	0.75%	-20.8%
12/31/2021	0.91	3	3	1.25%	-8.4%	12/31/2021	0.94	0	0	1.00%	-8.2%	12/31/2021	0.97	0	0	0.75%	-8.0%
12/31/2020	1.00	2	2	1.25%	8.0%	12/31/2020	1.03	0	0	1.00%	8.3%	12/31/2020	1.06	0	0	0.75%	8.6%
12/31/2019	0.92	2	2	1.25%	3.7%	12/31/2019	0.95	0	0	1.00%	4.0%	12/31/2019	0.98	0	0	0.75%	4.2%
12/31/2018	0.89	1	1	1.25%	-5.4%	12/31/2018	0.91	0	0	1.00%	-5.2%	12/31/2018	0.94	0	0	0.75%	-5.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.80	0	$0	0.50%	-20.6%	12/31/2022	$0.83	0	$0	0.25%	-20.4%	12/31/2022	$0.86	0	$0	0.00%	-20.2%
12/31/2021	1.01	0	0	0.50%	-7.7%	12/31/2021	1.04	0	0	0.25%	-7.5%	12/31/2021	1.07	0	0	0.00%	-7.3%
12/31/2020	1.09	0	0	0.50%	8.8%	12/31/2020	1.12	0	0	0.25%	9.1%	12/31/2020	1.16	0	0	0.00%	9.4%
12/31/2019	1.00	0	0	0.50%	4.5%	12/31/2019	1.03	0	0	0.25%	4.8%	12/31/2019	1.06	0	0	0.00%	5.0%
12/31/2018	0.96	0	0	0.50%	-4.7%	12/31/2018	0.98	0	0	0.25%	-4.5%	12/31/2018	1.01	0	0	0.00%	-4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	1.6%
2019	0.0%
2018	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century International Growth Investor Class - 06-420

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,223,245	$1,489,246	112,908
Receivables: investments sold	-
Payables: investments purchased	(3,839)
Net assets	$1,219,406

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,219,406	339,916	$3.59
Band 100	-	-	3.76
Band 75	-	-	3.95
Band 50	-	-	4.14
Band 25	-	-	4.35
Band 0	-	-	5.14
Total	$1,219,406	339,916

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$8,062
Mortality & expense charges			(16,711)
Net investment income (loss)			(8,649)

Gain (loss) on investments:
Net realized gain (loss)			(23,854)
Realized gain distributions			27,741
Net change in unrealized appreciation (depreciation)			(431,645)
Net gain (loss)			(427,758)

Increase (decrease) in net assets from operations			$(436,407)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(8,649)	$(7,940)
Net realized gain (loss)		(23,854)	33,852
Realized gain distributions		27,741	166,242
Net change in unrealized appreciation (depreciation)		(431,645)	(100,603)

Increase (decrease) in net assets from operations		(436,407)	91,551

Contract owner transactions:
Proceeds from units sold		164,756	686,269
Cost of units redeemed		(167,059)	(104,460)
Account charges		(2,767)	(2,892)
Increase (decrease)		(5,070)	578,917
Net increase (decrease)		(441,477)	670,468
Net assets, beginning		1,660,883	990,415
Net assets, ending		$1,219,406	$1,660,883

Units sold		42,445	146,919
Units redeemed		(45,510)	(22,905)
Net increase (decrease)		(3,065)	124,014
Units outstanding, beginning		342,981	218,967
Units outstanding, ending		339,916	342,981

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$12,708,193
Cost of units redeemed/account charges			(13,208,308)
Net investment income (loss)			(131,561)
Net realized gain (loss)			980,024
Realized gain distributions			1,137,059
Net change in unrealized appreciation (depreciation)			(266,001)
Net assets			$1,219,406

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.59	340	$1,219	1.25%	-25.9%	12/31/2022	$3.76	0	$0	1.00%	-25.7%	12/31/2022	$3.95	0	$0	0.75%	-25.5%
12/31/2021	4.84	343	1,661	1.25%	7.1%	12/31/2021	5.07	0	0	1.00%	7.3%	12/31/2021	5.31	0	0	0.75%	7.6%
12/31/2020	4.52	219	990	1.25%	24.0%	12/31/2020	4.72	0	0	1.00%	24.3%	12/31/2020	4.93	0	0	0.75%	24.7%
12/31/2019	3.65	237	862	1.25%	26.8%	12/31/2019	3.80	0	0	1.00%	27.1%	12/31/2019	3.96	0	0	0.75%	27.4%
12/31/2018	2.88	784	2,255	1.25%	-16.6%	12/31/2018	2.99	0	0	1.00%	-16.4%	12/31/2018	3.10	0	0	0.75%	-16.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.14	0	$0	0.50%	-25.4%	12/31/2022	$4.35	0	$0	0.25%	-25.2%	12/31/2022	$5.14	0	$0	0.00%	-25.0%
12/31/2021	5.55	0	0	0.50%	7.9%	12/31/2021	5.81	0	0	0.25%	8.1%	12/31/2021	6.85	0	0	0.00%	8.4%
12/31/2020	5.15	0	0	0.50%	25.0%	12/31/2020	5.37	0	0	0.25%	25.3%	12/31/2020	6.32	0	0	0.00%	25.6%
12/31/2019	4.12	0	0	0.50%	27.7%	12/31/2019	4.29	0	0	0.25%	28.0%	12/31/2019	5.03	0	0	0.00%	28.4%
12/31/2018	3.23	0	0	0.50%	-15.9%	12/31/2018	3.35	0	0	0.25%	-15.7%	12/31/2018	3.92	0	0	0.00%	-15.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.6%
2021	0.8%
2020	0.0%
2019	0.1%
2018	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century International Growth A Class - 06-325

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$198,920	$230,119	18,315
Receivables: investments sold	-
Payables: investments purchased	(13)
Net assets	$198,907

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$97,489	35,746	$2.73
Band 100	101,418	35,439	2.86
Band 75	-	-	3.00
Band 50	-	-	3.15
Band 25	-	-	3.31
Band 0	-	-	3.49
Total	$198,907	71,185

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,087
Mortality & expense charges			(2,227)
Net investment income (loss)			(1,140)

Gain (loss) on investments:
Net realized gain (loss)			651
Realized gain distributions			4,305
Net change in unrealized appreciation (depreciation)			(68,965)
Net gain (loss)			(64,009)

Increase (decrease) in net assets from operations			$(65,149)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,140)	$(1,748)
Net realized gain (loss)		651	5,904
Realized gain distributions		4,305	24,585
Net change in unrealized appreciation (depreciation)		(68,965)	(12,662)

Increase (decrease) in net assets from operations		(65,149)	16,079

Contract owner transactions:
Proceeds from units sold		27,740	6,125
Cost of units redeemed		(9,103)	(22,071)
Account charges		(62)	(83)
Increase (decrease)		18,575	(16,029)
Net increase (decrease)		(46,574)	50
Net assets, beginning		245,481	245,431
Net assets, ending		$198,907	$245,481

Units sold		9,093	1,694
Units redeemed		(2,738)	(6,139)
Net increase (decrease)		6,355	(4,445)
Units outstanding, beginning		64,830	69,275
Units outstanding, ending		71,185	64,830

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,429,329
Cost of units redeemed/account charges			(2,524,864)
Net investment income (loss)			(39,478)
Net realized gain (loss)			149,237
Realized gain distributions			215,882
Net change in unrealized appreciation (depreciation)			(31,199)
Net assets			$198,907

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.73	36	$97	1.25%	-26.1%	12/31/2022	$2.86	35	$101	1.00%	-25.9%	12/31/2022	$3.00	0	$0	0.75%	-25.8%
12/31/2021	3.69	29	108	1.25%	6.8%	12/31/2021	3.86	36	138	1.00%	7.1%	12/31/2021	4.04	0	0	0.75%	7.3%
12/31/2020	3.46	30	104	1.25%	23.7%	12/31/2020	3.61	39	142	1.00%	24.0%	12/31/2020	3.77	0	0	0.75%	24.3%
12/31/2019	2.79	40	110	1.25%	26.5%	12/31/2019	2.91	40	115	1.00%	26.8%	12/31/2019	3.03	0	0	0.75%	27.1%
12/31/2018	2.21	84	187	1.25%	-16.8%	12/31/2018	2.29	45	103	1.00%	-16.6%	12/31/2018	2.38	0	0	0.75%	-16.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.15	0	$0	0.50%	-25.6%	12/31/2022	$3.31	0	$0	0.25%	-25.4%	12/31/2022	$3.49	0	$0	0.00%	-25.2%
12/31/2021	4.23	0	0	0.50%	7.6%	12/31/2021	4.43	0	0	0.25%	7.9%	12/31/2021	4.66	0	0	0.00%	8.1%
12/31/2020	3.93	0	0	0.50%	24.7%	12/31/2020	4.11	0	0	0.25%	25.0%	12/31/2020	4.31	0	0	0.00%	25.3%
12/31/2019	3.16	0	0	0.50%	27.4%	12/31/2019	3.29	0	0	0.25%	27.8%	12/31/2019	3.44	0	0	0.00%	28.1%
12/31/2018	2.48	0	0	0.50%	-16.2%	12/31/2018	2.57	0	0	0.25%	-16.0%	12/31/2018	2.69	0	0	0.00%	-15.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.5%
2021	0.4%
2020	0.0%
2019	0.0%
2018	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Large Company Value A Class - 06-355

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$517,406	$482,889	53,190
Receivables: investments sold	-
Payables: investments purchased	(1,456)
Net assets	$515,950

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$454,671	127,270	$3.57
Band 100	61,279	16,347	3.75
Band 75	-	-	3.93
Band 50	-	-	4.13
Band 25	-	-	4.33
Band 0	-	-	4.61
Total	$515,950	143,617

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$8,326
Mortality & expense charges			(7,082)
Net investment income (loss)			1,244

Gain (loss) on investments:
Net realized gain (loss)			26,747
Realized gain distributions			55,905
Net change in unrealized appreciation (depreciation)			(88,376)
Net gain (loss)			(5,724)

Increase (decrease) in net assets from operations			$(4,480)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,244	$1,281
Net realized gain (loss)		26,747	7,803
Realized gain distributions		55,905	105,731
Net change in unrealized appreciation (depreciation)		(88,376)	(19,724)

Increase (decrease) in net assets from operations		(4,480)	95,091

Contract owner transactions:
Proceeds from units sold		5,451	27,944
Cost of units redeemed		(162,518)	(22,073)
Account charges		(208)	(197)
Increase (decrease)		(157,275)	5,674
Net increase (decrease)		(161,755)	100,765
Net assets, beginning		677,705	576,940
Net assets, ending		$515,950	$677,705

Units sold		1,553	8,709
Units redeemed		(47,259)	(6,881)
Net increase (decrease)		(45,706)	1,828
Units outstanding, beginning		189,323	187,495
Units outstanding, ending		143,617	189,323

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$7,789,279
Cost of units redeemed/account charges			(8,143,179)
Net investment income (loss)			156,076
Net realized gain (loss)			269,848
Realized gain distributions			409,409
Net change in unrealized appreciation (depreciation)			34,517
Net assets			$515,950

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.57	127	$455	1.25%	0.2%	12/31/2022	$3.75	16	$61	1.00%	0.5%	12/31/2022	$3.93	0	$0	0.75%	0.7%
12/31/2021	3.57	173	617	1.25%	16.3%	12/31/2021	3.73	16	61	1.00%	16.6%	12/31/2021	3.91	0	0	0.75%	16.9%
12/31/2020	3.07	171	524	1.25%	1.0%	12/31/2020	3.20	17	53	1.00%	1.2%	12/31/2020	3.34	0	0	0.75%	1.5%
12/31/2019	3.04	264	803	1.25%	25.7%	12/31/2019	3.16	19	60	1.00%	26.1%	12/31/2019	3.29	0	0	0.75%	26.4%
12/31/2018	2.41	315	760	1.25%	-9.3%	12/31/2018	2.51	20	50	1.00%	-9.1%	12/31/2018	2.61	0	0	0.75%	-8.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.13	0	$0	0.50%	1.0%	12/31/2022	$4.33	0	$0	0.25%	1.2%	12/31/2022	$4.61	0	$0	0.00%	1.5%
12/31/2021	4.09	0	0	0.50%	17.2%	12/31/2021	4.28	0	0	0.25%	17.5%	12/31/2021	4.55	0	0	0.00%	17.8%
12/31/2020	3.49	0	0	0.50%	1.7%	12/31/2020	3.64	0	0	0.25%	2.0%	12/31/2020	3.86	0	0	0.00%	2.3%
12/31/2019	3.43	0	0	0.50%	26.7%	12/31/2019	3.57	0	0	0.25%	27.0%	12/31/2019	3.77	0	0	0.00%	27.3%
12/31/2018	2.71	0	0	0.50%	-8.6%	12/31/2018	2.81	0	0	0.25%	-8.4%	12/31/2018	2.96	0	0	0.00%	-8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.4%
2021	1.5%
2020	1.1%
2019	1.6%
2018	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Mid Cap Value Fund A Class - 06-395

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,007,628	$2,192,099	131,261
Receivables: investments sold	12,489
Payables: investments purchased	-
Net assets	$2,020,117

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,020,117	477,673	$4.23
Band 100	-	-	4.38
Band 75	-	-	4.54
Band 50	-	-	4.70
Band 25	-	-	4.87
Band 0	-	-	5.04
Total	$2,020,117	477,673

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$30,881
Mortality & expense charges			(28,646)
Net investment income (loss)			2,235

Gain (loss) on investments:
Net realized gain (loss)			(24,158)
Realized gain distributions			265,923
Net change in unrealized appreciation (depreciation)			(335,874)
Net gain (loss)			(94,109)

Increase (decrease) in net assets from operations			$(91,874)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,235	$(7,523)
Net realized gain (loss)		(24,158)	302,466
Realized gain distributions		265,923	331,556
Net change in unrealized appreciation (depreciation)		(335,874)	(56,211)

Increase (decrease) in net assets from operations		(91,874)	570,288

Contract owner transactions:
Proceeds from units sold		754,709	901,683
Cost of units redeemed		(1,269,834)	(1,791,025)
Account charges		(1,856)	(2,371)
Increase (decrease)		(516,981)	(891,713)
Net increase (decrease)		(608,855)	(321,425)
Net assets, beginning		2,628,972	2,950,397
Net assets, ending		$2,020,117	$2,628,972

Units sold		191,235	222,346
Units redeemed		(317,269)	(433,739)
Net increase (decrease)		(126,034)	(211,393)
Units outstanding, beginning		603,707	815,100
Units outstanding, ending		477,673	603,707

* Date of Fund Inception into Variable Account: 12 /12 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$23,482,897
Cost of units redeemed/account charges			(25,916,517)
Net investment income (loss)			(46,940)
Net realized gain (loss)			1,118,200
Realized gain distributions			3,566,948
Net change in unrealized appreciation (depreciation)			(184,471)
Net assets			$2,020,117

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.23	478	$2,020	1.25%	-2.9%	12/31/2022	$4.38	0	$0	1.00%	-2.6%	12/31/2022	$4.54	0	$0	0.75%	-2.4%
12/31/2021	4.35	604	2,629	1.25%	21.2%	12/31/2021	4.50	0	0	1.00%	21.5%	12/31/2021	4.65	0	0	0.75%	21.8%
12/31/2020	3.59	777	2,791	1.25%	0.2%	12/31/2020	3.70	0	0	1.00%	0.4%	12/31/2020	3.82	0	0	0.75%	0.7%
12/31/2019	3.59	1,021	3,662	1.25%	27.0%	12/31/2019	3.69	0	0	1.00%	27.3%	12/31/2019	3.79	0	0	0.75%	27.6%
12/31/2018	2.82	1,633	4,613	1.25%	-14.3%	12/31/2018	2.90	0	0	1.00%	-14.1%	12/31/2018	2.97	0	0	0.75%	-13.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.70	0	$0	0.50%	-2.2%	12/31/2022	$4.87	0	$0	0.25%	-1.9%	12/31/2022	$5.04	0	$0	0.00%	-1.7%
12/31/2021	4.80	0	0	0.50%	22.1%	12/31/2021	4.96	0	0	0.25%	22.4%	12/31/2021	5.13	0	0	0.00%	22.7%
12/31/2020	3.93	0	0	0.50%	0.9%	12/31/2020	4.05	0	0	0.25%	1.2%	12/31/2020	4.18	38	159	0.00%	1.4%
12/31/2019	3.90	0	0	0.50%	27.9%	12/31/2019	4.00	3	12	0.25%	28.2%	12/31/2019	4.12	36	149	0.00%	28.5%
12/31/2018	3.05	0	0	0.50%	-13.7%	12/31/2018	3.12	0	0	0.25%	-13.5%	12/31/2018	3.20	48	153	0.00%	-13.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.3%
2021	1.1%
2020	1.0%
2019	1.3%
2018	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Mid Cap Value Fund Investor Class - 06-396

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,974,895	$6,563,458	385,665
Receivables: investments sold	-
Payables: investments purchased	(24,081)
Net assets	$5,950,814

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,950,814	1,358,367	$4.38
Band 100	-	-	4.54
Band 75	-	-	4.70
Band 50	-	-	4.87
Band 25	-	-	5.04
Band 0	-	-	5.22
Total	$5,950,814	1,358,367

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$143,864
Mortality & expense charges			(117,997)
Net investment income (loss)			25,867

Gain (loss) on investments:
Net realized gain (loss)			(291,221)
Realized gain distributions			1,063,019
Net change in unrealized appreciation (depreciation)			(1,307,710)
Net gain (loss)			(535,912)

Increase (decrease) in net assets from operations			$(510,045)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$25,867	$(15,993)
Net realized gain (loss)		(291,221)	4,821,969
Realized gain distributions		1,063,019	1,579,333
Net change in unrealized appreciation (depreciation)		(1,307,710)	(1,639,544)

Increase (decrease) in net assets from operations		(510,045)	4,745,765

Contract owner transactions:
Proceeds from units sold		1,728,450	7,198,786
Cost of units redeemed		(7,816,802)	(32,023,295)
Account charges		(4,425)	(27,933)
Increase (decrease)		(6,092,777)	(24,852,442)
Net increase (decrease)		(6,602,822)	(20,106,677)
Net assets, beginning		12,553,636	32,660,313
Net assets, ending		$5,950,814	$12,553,636

Units sold		399,956	1,849,982
Units redeemed		(1,829,998)	(7,883,773)
Net increase (decrease)		(1,430,042)	(6,033,791)
Units outstanding, beginning		2,788,409	8,822,200
Units outstanding, ending		1,358,367	2,788,409

* Date of Fund Inception into Variable Account: 12 /12 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$106,882,770
Cost of units redeemed/account charges			(124,424,498)
Net investment income (loss)			656,459
Net realized gain (loss)			7,582,929
Realized gain distributions			15,841,717
Net change in unrealized appreciation (depreciation)			(588,563)
Net assets			$5,950,814

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.38	1,358	$5,951	1.25%	-2.7%	12/31/2022	$4.54	0	$0	1.00%	-2.4%	12/31/2022	$4.70	0	$0	0.75%	-2.2%
12/31/2021	4.50	2,788	12,554	1.25%	21.6%	12/31/2021	4.65	0	0	1.00%	21.9%	12/31/2021	4.81	0	0	0.75%	22.2%
12/31/2020	3.70	8,822	32,660	1.25%	0.4%	12/31/2020	3.82	0	0	1.00%	0.6%	12/31/2020	3.93	0	0	0.75%	0.9%
12/31/2019	3.69	10,549	38,916	1.25%	27.3%	12/31/2019	3.79	0	0	1.00%	27.6%	12/31/2019	3.90	0	0	0.75%	27.9%
12/31/2018	2.90	11,605	33,634	1.25%	-14.1%	12/31/2018	2.97	0	0	1.00%	-13.9%	12/31/2018	3.05	0	0	0.75%	-13.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.87	0	$0	0.50%	-2.0%	12/31/2022	$5.04	0	$0	0.25%	-1.7%	12/31/2022	$5.22	0	$0	0.00%	-1.5%
12/31/2021	4.96	0	0	0.50%	22.5%	12/31/2021	5.13	0	0	0.25%	22.8%	12/31/2021	5.30	0	0	0.00%	23.1%
12/31/2020	4.05	0	0	0.50%	1.1%	12/31/2020	4.18	0	0	0.25%	1.4%	12/31/2020	4.30	0	0	0.00%	1.6%
12/31/2019	4.01	0	0	0.50%	28.2%	12/31/2019	4.12	0	0	0.25%	28.6%	12/31/2019	4.23	602	2,551	0.00%	28.9%
12/31/2018	3.12	0	0	0.50%	-13.4%	12/31/2018	3.20	0	0	0.25%	-13.2%	12/31/2018	3.29	651	2,139	0.00%	-13.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.6%
2021	1.2%
2020	1.2%
2019	1.6%
2018	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2025 Portfolio Investor Class - 06-413

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,186,120	$11,661,136	808,052
Receivables: investments sold	-
Payables: investments purchased	(12,735)
Net assets	$10,173,385

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,173,385	4,632,529	$2.20
Band 100	-	-	2.27
Band 75	-	-	2.35
Band 50	-	-	2.43
Band 25	-	-	2.52
Band 0	-	-	2.61
Total	$10,173,385	4,632,529

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$249,275
Mortality & expense charges			(156,172)
Net investment income (loss)			93,103

Gain (loss) on investments:
Net realized gain (loss)			(343,471)
Realized gain distributions			196,661
Net change in unrealized appreciation (depreciation)			(2,236,458)
Net gain (loss)			(2,383,268)

Increase (decrease) in net assets from operations			$(2,290,165)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$93,103	$298,323
Net realized gain (loss)		(343,471)	1,655,020
Realized gain distributions		196,661	641,198
Net change in unrealized appreciation (depreciation)		(2,236,458)	(1,075,744)

Increase (decrease) in net assets from operations		(2,290,165)	1,518,797

Contract owner transactions:
Proceeds from units sold		1,974,703	3,191,479
Cost of units redeemed		(5,408,658)	(19,850,378)
Account charges		(7,295)	(11,635)
Increase (decrease)		(3,441,250)	(16,670,534)
Net increase (decrease)		(5,731,415)	(15,151,737)
Net assets, beginning		15,904,800	31,056,537
Net assets, ending		$10,173,385	$15,904,800

Units sold		860,734	1,299,526
Units redeemed		(2,392,462)	(8,137,671)
Net increase (decrease)		(1,531,728)	(6,838,145)
Units outstanding, beginning		6,164,257	13,002,402
Units outstanding, ending		4,632,529	6,164,257

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$112,111,363
Cost of units redeemed/account charges			(117,543,004)
Net investment income (loss)			2,311,080
Net realized gain (loss)			5,353,129
Realized gain distributions			9,415,833
Net change in unrealized appreciation (depreciation)			(1,475,016)
Net assets			$10,173,385

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.20	4,633	$10,173	1.25%	-14.9%	12/31/2022	$2.27	0	$0	1.00%	-14.7%	12/31/2022	$2.35	0	$0	0.75%	-14.5%
12/31/2021	2.58	6,164	15,905	1.25%	8.0%	12/31/2021	2.66	0	0	1.00%	8.3%	12/31/2021	2.75	0	0	0.75%	8.6%
12/31/2020	2.39	13,002	31,057	1.25%	10.0%	12/31/2020	2.46	0	0	1.00%	10.3%	12/31/2020	2.53	0	0	0.75%	10.6%
12/31/2019	2.17	14,729	31,978	1.25%	15.9%	12/31/2019	2.23	0	0	1.00%	16.2%	12/31/2019	2.29	0	0	0.75%	16.5%
12/31/2018	1.87	17,781	33,307	1.25%	-6.1%	12/31/2018	1.92	0	0	1.00%	-5.9%	12/31/2018	1.97	0	0	0.75%	-5.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.43	0	$0	0.50%	-14.2%	12/31/2022	$2.52	0	$0	0.25%	-14.0%	12/31/2022	$2.61	0	$0	0.00%	-13.8%
12/31/2021	2.84	0	0	0.50%	8.8%	12/31/2021	2.93	0	0	0.25%	9.1%	12/31/2021	3.02	0	0	0.00%	9.4%
12/31/2020	2.61	0	0	0.50%	10.8%	12/31/2020	2.68	0	0	0.25%	11.1%	12/31/2020	2.76	0	0	0.00%	11.4%
12/31/2019	2.35	0	0	0.50%	16.8%	12/31/2019	2.42	0	0	0.25%	17.1%	12/31/2019	2.48	32	78	0.00%	17.4%
12/31/2018	2.01	0	0	0.50%	-5.4%	12/31/2018	2.06	0	0	0.25%	-5.2%	12/31/2018	2.11	16	33	0.00%	-5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.9%
2021	2.3%
2020	1.0%
2019	1.4%
2018	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2025 Portfolio A Class - 06-403

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,001,265	$11,206,667	794,240
Receivables: investments sold	6,166
Payables: investments purchased	-
Net assets	$10,007,431

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,831,774	3,687,073	$2.12
Band 100	2,175,657	989,861	2.20
Band 75	-	-	2.27
Band 50	-	-	2.35
Band 25	-	-	2.44
Band 0	-	-	2.52
Total	$10,007,431	4,676,934

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$219,573
Mortality & expense charges			(136,029)
Net investment income (loss)			83,544

Gain (loss) on investments:
Net realized gain (loss)			(79,243)
Realized gain distributions			193,030
Net change in unrealized appreciation (depreciation)			(2,224,281)
Net gain (loss)			(2,110,494)

Increase (decrease) in net assets from operations			$(2,026,950)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$83,544	$254,078
Net realized gain (loss)		(79,243)	669,576
Realized gain distributions		193,030	588,853
Net change in unrealized appreciation (depreciation)		(2,224,281)	(253,686)

Increase (decrease) in net assets from operations		(2,026,950)	1,258,821

Contract owner transactions:
Proceeds from units sold		1,410,886	1,591,406
Cost of units redeemed		(3,963,432)	(5,054,293)
Account charges		(7,371)	(9,882)
Increase (decrease)		(2,559,917)	(3,472,769)
Net increase (decrease)		(4,586,867)	(2,213,948)
Net assets, beginning		14,594,298	16,808,246
Net assets, ending		$10,007,431	$14,594,298

Units sold		720,296	718,408
Units redeemed		(1,844,201)	(2,123,151)
Net increase (decrease)		(1,123,905)	(1,404,743)
Units outstanding, beginning		5,800,839	7,205,582
Units outstanding, ending		4,676,934	5,800,839

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$89,719,697
Cost of units redeemed/account charges			(93,535,857)
Net investment income (loss)			1,519,604
Net realized gain (loss)			5,560,141
Realized gain distributions			7,949,248
Net change in unrealized appreciation (depreciation)			(1,205,402)
Net assets			$10,007,431

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.12	3,687	$7,832	1.25%	-15.0%	12/31/2022	$2.20	990	$2,176	1.00%	-14.8%	12/31/2022	$2.27	0	$0	0.75%	-14.6%
12/31/2021	2.50	4,650	11,625	1.25%	7.8%	12/31/2021	2.58	1,151	2,969	1.00%	8.0%	12/31/2021	2.66	0	0	0.75%	8.3%
12/31/2020	2.32	5,882	13,647	1.25%	9.7%	12/31/2020	2.39	1,324	3,162	1.00%	10.0%	12/31/2020	2.46	0	0	0.75%	10.3%
12/31/2019	2.11	8,285	17,517	1.25%	15.5%	12/31/2019	2.17	1,497	3,251	1.00%	15.8%	12/31/2019	2.23	0	0	0.75%	16.1%
12/31/2018	1.83	10,464	19,150	1.25%	-6.4%	12/31/2018	1.87	1,673	3,138	1.00%	-6.1%	12/31/2018	1.92	0	0	0.75%	-5.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.35	0	$0	0.50%	-14.4%	12/31/2022	$2.44	0	$0	0.25%	-14.2%	12/31/2022	$2.52	0	$0	0.00%	-14.0%
12/31/2021	2.75	0	0	0.50%	8.6%	12/31/2021	2.84	0	0	0.25%	8.8%	12/31/2021	2.93	0	0	0.00%	9.1%
12/31/2020	2.53	0	0	0.50%	10.6%	12/31/2020	2.61	0	0	0.25%	10.8%	12/31/2020	2.68	0	0	0.00%	11.1%
12/31/2019	2.29	0	0	0.50%	16.4%	12/31/2019	2.35	0	0	0.25%	16.7%	12/31/2019	2.42	0	0	0.00%	17.0%
12/31/2018	1.97	0	0	0.50%	-5.7%	12/31/2018	2.02	0	0	0.25%	-5.4%	12/31/2018	2.07	772	1,594	0.00%	-5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.8%
2021	2.9%
2020	0.7%
2019	1.1%
2018	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2030 Portfolio A Class - 06-404

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,012,993	$13,620,643	1,085,880
Receivables: investments sold	-
Payables: investments purchased	(79,164)
Net assets	$11,933,829

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,971,852	4,414,306	$2.26
Band 100	1,961,977	839,362	2.34
Band 75	-	-	2.42
Band 50	-	-	2.50
Band 25	-	-	2.59
Band 0	-	-	2.68
Total	$11,933,829	5,253,668

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$265,275
Mortality & expense charges			(162,941)
Net investment income (loss)			102,334

Gain (loss) on investments:
Net realized gain (loss)			(90,905)
Realized gain distributions			342,193
Net change in unrealized appreciation (depreciation)			(2,934,671)
Net gain (loss)			(2,683,383)

Increase (decrease) in net assets from operations			$(2,581,049)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$102,334	$361,521
Net realized gain (loss)		(90,905)	443,386
Realized gain distributions		342,193	657,692
Net change in unrealized appreciation (depreciation)		(2,934,671)	(51,729)

Increase (decrease) in net assets from operations		(2,581,049)	1,410,870

Contract owner transactions:
Proceeds from units sold		1,576,975	2,085,611
Cost of units redeemed		(4,046,517)	(3,148,324)
Account charges		(6,330)	(11,325)
Increase (decrease)		(2,475,872)	(1,074,038)
Net increase (decrease)		(5,056,921)	336,832
Net assets, beginning		16,990,750	16,653,918
Net assets, ending		$11,933,829	$16,990,750

Units sold		688,322	853,558
Units redeemed		(1,717,960)	(1,248,352)
Net increase (decrease)		(1,029,638)	(394,794)
Units outstanding, beginning		6,283,306	6,678,100
Units outstanding, ending		5,253,668	6,283,306

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$89,083,697
Cost of units redeemed/account charges			(90,267,356)
Net investment income (loss)			1,387,592
Net realized gain (loss)			6,005,572
Realized gain distributions			7,331,974
Net change in unrealized appreciation (depreciation)			(1,607,650)
Net assets			$11,933,829

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.26	4,414	$9,972	1.25%	-16.0%	12/31/2022	$2.34	839	$1,962	1.00%	-15.8%	12/31/2022	$2.42	0	$0	0.75%	-15.6%
12/31/2021	2.69	5,285	14,220	1.25%	8.4%	12/31/2021	2.78	998	2,771	1.00%	8.7%	12/31/2021	2.87	0	0	0.75%	8.9%
12/31/2020	2.48	5,596	13,890	1.25%	11.0%	12/31/2020	2.56	1,082	2,764	1.00%	11.2%	12/31/2020	2.63	0	0	0.75%	11.5%
12/31/2019	2.24	8,432	18,862	1.25%	16.9%	12/31/2019	2.30	1,215	2,790	1.00%	17.2%	12/31/2019	2.36	0	0	0.75%	17.5%
12/31/2018	1.91	9,226	17,650	1.25%	-7.0%	12/31/2018	1.96	1,285	2,519	1.00%	-6.7%	12/31/2018	2.01	0	0	0.75%	-6.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.50	0	$0	0.50%	-15.4%	12/31/2022	$2.59	0	$0	0.25%	-15.2%	12/31/2022	$2.68	0	$0	0.00%	-15.0%
12/31/2021	2.96	0	0	0.50%	9.2%	12/31/2021	3.05	0	0	0.25%	9.5%	12/31/2021	3.15	0	0	0.00%	9.8%
12/31/2020	2.71	0	0	0.50%	11.8%	12/31/2020	2.79	0	0	0.25%	12.1%	12/31/2020	2.87	0	0	0.00%	12.3%
12/31/2019	2.42	0	0	0.50%	17.8%	12/31/2019	2.49	0	0	0.25%	18.1%	12/31/2019	2.56	0	0	0.00%	18.4%
12/31/2018	2.06	0	0	0.50%	-6.3%	12/31/2018	2.11	0	0	0.25%	-6.0%	12/31/2018	2.16	144	311	0.00%	-5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.8%
2021	3.4%
2020	0.7%
2019	1.3%
2018	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2030 Portfolio Investor Class - 06-414

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,914,742	$13,587,577	1,083,272
Receivables: investments sold	12,093
Payables: investments purchased	-
Net assets	$11,926,835

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,926,835	5,099,043	$2.34
Band 100	-	-	2.42
Band 75	-	-	2.50
Band 50	-	-	2.59
Band 25	-	-	2.68
Band 0	-	-	2.77
Total	$11,926,835	5,099,043

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$291,680
Mortality & expense charges			(171,120)
Net investment income (loss)			120,560

Gain (loss) on investments:
Net realized gain (loss)			(151,628)
Realized gain distributions			337,837
Net change in unrealized appreciation (depreciation)			(2,859,275)
Net gain (loss)			(2,673,066)

Increase (decrease) in net assets from operations			$(2,552,506)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$120,560	$358,981
Net realized gain (loss)		(151,628)	2,510,552
Realized gain distributions		337,837	640,298
Net change in unrealized appreciation (depreciation)		(2,859,275)	(1,794,551)

Increase (decrease) in net assets from operations		(2,552,506)	1,715,280

Contract owner transactions:
Proceeds from units sold		2,043,191	2,620,287
Cost of units redeemed		(4,076,599)	(22,384,468)
Account charges		(11,716)	(16,598)
Increase (decrease)		(2,045,124)	(19,780,779)
Net increase (decrease)		(4,597,630)	(18,065,499)
Net assets, beginning		16,524,465	34,589,964
Net assets, ending		$11,926,835	$16,524,465

Units sold		845,943	982,393
Units redeemed		(1,695,294)	(8,573,332)
Net increase (decrease)		(849,351)	(7,590,939)
Units outstanding, beginning		5,948,394	13,539,333
Units outstanding, ending		5,099,043	5,948,394

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$113,619,904
Cost of units redeemed/account charges			(119,651,328)
Net investment income (loss)			2,587,095
Net realized gain (loss)			7,042,465
Realized gain distributions			10,001,534
Net change in unrealized appreciation (depreciation)			(1,672,835)
Net assets			$11,926,835

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.34	5,099	$11,927	1.25%	-15.8%	12/31/2022	$2.42	0	$0	1.00%	-15.6%	12/31/2022	$2.50	0	$0	0.75%	-15.4%
12/31/2021	2.78	5,948	16,524	1.25%	8.7%	12/31/2021	2.87	0	0	1.00%	9.0%	12/31/2021	2.96	0	0	0.75%	9.3%
12/31/2020	2.55	13,539	34,590	1.25%	11.2%	12/31/2020	2.63	0	0	1.00%	11.5%	12/31/2020	2.71	0	0	0.75%	11.8%
12/31/2019	2.30	15,492	35,588	1.25%	17.1%	12/31/2019	2.36	0	0	1.00%	17.4%	12/31/2019	2.42	0	0	0.75%	17.7%
12/31/2018	1.96	16,316	32,009	1.25%	-6.7%	12/31/2018	2.01	0	0	1.00%	-6.5%	12/31/2018	2.06	0	0	0.75%	-6.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.59	0	$0	0.50%	-15.2%	12/31/2022	$2.68	0	$0	0.25%	-15.0%	12/31/2022	$2.77	0	$0	0.00%	-14.7%
12/31/2021	3.05	0	0	0.50%	9.6%	12/31/2021	3.15	0	0	0.25%	9.8%	12/31/2021	3.25	0	0	0.00%	10.1%
12/31/2020	2.79	0	0	0.50%	12.1%	12/31/2020	2.87	0	0	0.25%	12.3%	12/31/2020	2.96	0	0	0.00%	12.6%
12/31/2019	2.49	0	0	0.50%	18.0%	12/31/2019	2.56	0	0	0.25%	18.3%	12/31/2019	2.62	128	335	0.00%	18.6%
12/31/2018	2.11	0	0	0.50%	-6.0%	12/31/2018	2.16	0	0	0.25%	-5.8%	12/31/2018	2.21	116	257	0.00%	-5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.1%
2021	2.3%
2020	1.1%
2019	1.6%
2018	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2035 Portfolio A Class - 06-406

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,081,713	$12,452,203	793,485
Receivables: investments sold	-
Payables: investments purchased	(20,526)
Net assets	$11,061,187

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,474,660	3,912,116	$2.42
Band 100	1,586,328	633,017	2.51
Band 75	-	-	2.59
Band 50	199	74	2.68
Band 25	-	-	2.78
Band 0	-	-	2.87
Total	$11,061,187	4,545,207

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$201,209
Mortality & expense charges			(142,866)
Net investment income (loss)			58,343

Gain (loss) on investments:
Net realized gain (loss)			(42,306)
Realized gain distributions			328,316
Net change in unrealized appreciation (depreciation)			(2,666,753)
Net gain (loss)			(2,380,743)

Increase (decrease) in net assets from operations			$(2,322,400)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$58,343	$254,382
Net realized gain (loss)		(42,306)	469,536
Realized gain distributions		328,316	499,773
Net change in unrealized appreciation (depreciation)		(2,666,753)	51,510

Increase (decrease) in net assets from operations		(2,322,400)	1,275,201

Contract owner transactions:
Proceeds from units sold		1,659,398	1,951,662
Cost of units redeemed		(2,249,365)	(3,135,532)
Account charges		(10,191)	(11,165)
Increase (decrease)		(600,158)	(1,195,035)
Net increase (decrease)		(2,922,558)	80,166
Net assets, beginning		13,983,745	13,903,579
Net assets, ending		$11,061,187	$13,983,745

Units sold		663,814	764,911
Units redeemed		(894,722)	(1,175,835)
Net increase (decrease)		(230,908)	(410,924)
Units outstanding, beginning		4,776,115	5,187,039
Units outstanding, ending		4,545,207	4,776,115

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$75,279,549
Cost of units redeemed/account charges			(75,971,041)
Net investment income (loss)			1,019,392
Net realized gain (loss)			5,441,300
Realized gain distributions			6,662,477
Net change in unrealized appreciation (depreciation)			(1,370,490)
Net assets			$11,061,187

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.42	3,912	$9,475	1.25%	-16.9%	12/31/2022	$2.51	633	$1,586	1.00%	-16.7%	12/31/2022	$2.59	0	$0	0.75%	-16.5%
12/31/2021	2.92	4,133	12,048	1.25%	9.2%	12/31/2021	3.01	643	1,936	1.00%	9.5%	12/31/2021	3.11	0	0	0.75%	9.8%
12/31/2020	2.67	4,463	11,913	1.25%	12.2%	12/31/2020	2.75	722	1,984	1.00%	12.4%	12/31/2020	2.83	0	0	0.75%	12.7%
12/31/2019	2.38	6,236	14,841	1.25%	18.2%	12/31/2019	2.44	852	2,083	1.00%	18.5%	12/31/2019	2.51	0	0	0.75%	18.8%
12/31/2018	2.01	6,879	13,848	1.25%	-7.5%	12/31/2018	2.06	867	1,789	1.00%	-7.3%	12/31/2018	2.11	0	0	0.75%	-7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.68	0	$0	0.50%	-16.3%	12/31/2022	$2.78	0	$0	0.25%	-16.1%	12/31/2022	$2.87	0	$0	0.00%	-15.9%
12/31/2021	3.21	0	0	0.50%	10.0%	12/31/2021	3.31	0	0	0.25%	10.3%	12/31/2021	3.42	0	0	0.00%	10.6%
12/31/2020	2.91	3	7	0.50%	13.0%	12/31/2020	3.00	0	0	0.25%	13.3%	12/31/2020	3.09	0	0	0.00%	13.6%
12/31/2019	2.58	3	7	0.50%	19.1%	12/31/2019	2.65	0	0	0.25%	19.4%	12/31/2019	2.72	0	0	0.00%	19.7%
12/31/2018	2.16	3	6	0.50%	-6.8%	12/31/2018	2.22	0	0	0.25%	-6.6%	12/31/2018	2.27	170	385	0.00%	-6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.6%
2021	3.1%
2020	0.6%
2019	1.2%
2018	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2035 Portfolio Investor Class - 06-416

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,605,748	$12,164,904	761,388
Receivables: investments sold	8,010
Payables: investments purchased	-
Net assets	$10,613,758

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,613,758	4,230,917	$2.51
Band 100	-	-	2.60
Band 75	-	-	2.69
Band 50	-	-	2.78
Band 25	-	-	2.88
Band 0	-	-	2.98
Total	$10,613,758	4,230,917

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$218,343
Mortality & expense charges			(157,048)
Net investment income (loss)			61,295

Gain (loss) on investments:
Net realized gain (loss)			(115,471)
Realized gain distributions			313,094
Net change in unrealized appreciation (depreciation)			(2,844,332)
Net gain (loss)			(2,646,709)

Increase (decrease) in net assets from operations			$(2,585,414)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$61,295	$295,363
Net realized gain (loss)		(115,471)	3,243,348
Realized gain distributions		313,094	593,205
Net change in unrealized appreciation (depreciation)		(2,844,332)	(2,117,117)

Increase (decrease) in net assets from operations		(2,585,414)	2,014,799

Contract owner transactions:
Proceeds from units sold		1,737,551	3,141,802
Cost of units redeemed		(5,187,798)	(27,986,103)
Account charges		(13,612)	(16,509)
Increase (decrease)		(3,463,859)	(24,860,810)
Net increase (decrease)		(6,049,273)	(22,846,011)
Net assets, beginning		16,663,031	39,509,042
Net assets, ending		$10,613,758	$16,663,031

Units sold		670,935	1,094,738
Units redeemed		(1,975,361)	(9,921,254)
Net increase (decrease)		(1,304,426)	(8,826,516)
Units outstanding, beginning		5,535,343	14,361,859
Units outstanding, ending		4,230,917	5,535,343

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$100,039,069
Cost of units redeemed/account charges			(106,766,790)
Net investment income (loss)			1,984,571
Net realized gain (loss)			6,694,730
Realized gain distributions			10,221,334
Net change in unrealized appreciation (depreciation)			(1,559,156)
Net assets			$10,613,758

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.51	4,231	$10,614	1.25%	-16.7%	12/31/2022	$2.60	0	$0	1.00%	-16.5%	12/31/2022	$2.69	0	$0	0.75%	-16.2%
12/31/2021	3.01	5,535	16,663	1.25%	9.4%	12/31/2021	3.11	0	0	1.00%	9.7%	12/31/2021	3.21	0	0	0.75%	10.0%
12/31/2020	2.75	14,362	39,509	1.25%	12.4%	12/31/2020	2.83	0	0	1.00%	12.7%	12/31/2020	2.92	0	0	0.75%	13.0%
12/31/2019	2.45	15,105	36,954	1.25%	18.5%	12/31/2019	2.51	0	0	1.00%	18.8%	12/31/2019	2.58	0	0	0.75%	19.1%
12/31/2018	2.06	14,235	29,383	1.25%	-7.3%	12/31/2018	2.11	0	0	1.00%	-7.0%	12/31/2018	2.17	0	0	0.75%	-6.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.78	0	$0	0.50%	-16.0%	12/31/2022	$2.88	0	$0	0.25%	-15.8%	12/31/2022	$2.98	0	$0	0.00%	-15.6%
12/31/2021	3.31	0	0	0.50%	10.3%	12/31/2021	3.42	0	0	0.25%	10.5%	12/31/2021	3.53	0	0	0.00%	10.8%
12/31/2020	3.00	0	0	0.50%	13.3%	12/31/2020	3.09	0	0	0.25%	13.6%	12/31/2020	3.18	0	0	0.00%	13.9%
12/31/2019	2.65	0	0	0.50%	19.4%	12/31/2019	2.72	0	0	0.25%	19.7%	12/31/2019	2.80	139	388	0.00%	20.0%
12/31/2018	2.22	0	0	0.50%	-6.6%	12/31/2018	2.27	0	0	0.25%	-6.3%	12/31/2018	2.33	118	275	0.00%	-6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.6%
2021	2.0%
2020	1.0%
2019	1.6%
2018	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2040 Portfolio A Class - 06-407

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,598,398	$10,839,667	832,076
Receivables: investments sold	12,080
Payables: investments purchased	-
Net assets	$9,610,478

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,641,141	2,945,883	$2.59
Band 100	1,969,337	733,754	2.68
Band 75	-	-	2.78
Band 50	-	-	2.87
Band 25	-	-	2.97
Band 0	-	-	3.08
Total	$9,610,478	3,679,637

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$179,992
Mortality & expense charges			(126,883)
Net investment income (loss)			53,109

Gain (loss) on investments:
Net realized gain (loss)			16,624
Realized gain distributions			364,763
Net change in unrealized appreciation (depreciation)			(2,678,805)
Net gain (loss)			(2,297,418)

Increase (decrease) in net assets from operations			$(2,244,309)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$53,109	$274,808
Net realized gain (loss)		16,624	917,568
Realized gain distributions		364,763	526,509
Net change in unrealized appreciation (depreciation)		(2,678,805)	(259,173)

Increase (decrease) in net assets from operations		(2,244,309)	1,459,712

Contract owner transactions:
Proceeds from units sold		1,430,197	1,770,722
Cost of units redeemed		(2,957,168)	(5,033,576)
Account charges		(5,668)	(9,324)
Increase (decrease)		(1,532,639)	(3,272,178)
Net increase (decrease)		(3,776,948)	(1,812,466)
Net assets, beginning		13,387,426	15,199,892
Net assets, ending		$9,610,478	$13,387,426

Units sold		526,314	624,729
Units redeemed		(1,072,988)	(1,674,275)
Net increase (decrease)		(546,674)	(1,049,546)
Units outstanding, beginning		4,226,311	5,275,857
Units outstanding, ending		3,679,637	4,226,311

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$71,229,109
Cost of units redeemed/account charges			(75,480,851)
Net investment income (loss)			1,101,218
Net realized gain (loss)			6,832,976
Realized gain distributions			7,169,295
Net change in unrealized appreciation (depreciation)			(1,241,269)
Net assets			$9,610,478

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.59	2,946	$7,641	1.25%	-17.6%	12/31/2022	$2.68	734	$1,969	1.00%	-17.4%	12/31/2022	$2.78	0	$0	0.75%	-17.2%
12/31/2021	3.15	3,461	10,900	1.25%	9.8%	12/31/2021	3.25	765	2,487	1.00%	10.1%	12/31/2021	3.36	0	0	0.75%	10.3%
12/31/2020	2.87	4,489	12,877	1.25%	13.4%	12/31/2020	2.95	787	2,323	1.00%	13.7%	12/31/2020	3.04	0	0	0.75%	14.0%
12/31/2019	2.53	6,194	15,668	1.25%	19.5%	12/31/2019	2.60	815	2,118	1.00%	19.8%	12/31/2019	2.67	0	0	0.75%	20.1%
12/31/2018	2.12	7,201	15,239	1.25%	-7.9%	12/31/2018	2.17	877	1,902	1.00%	-7.7%	12/31/2018	2.22	0	0	0.75%	-7.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.87	0	$0	0.50%	-17.0%	12/31/2022	$2.97	0	$0	0.25%	-16.8%	12/31/2022	$3.08	0	$0	0.00%	-16.6%
12/31/2021	3.46	0	0	0.50%	10.6%	12/31/2021	3.57	0	0	0.25%	10.9%	12/31/2021	3.69	0	0	0.00%	11.2%
12/31/2020	3.13	0	0	0.50%	14.3%	12/31/2020	3.22	0	0	0.25%	14.5%	12/31/2020	3.32	0	0	0.00%	14.8%
12/31/2019	2.74	0	0	0.50%	20.4%	12/31/2019	2.81	0	0	0.25%	20.7%	12/31/2019	2.89	0	0	0.00%	21.0%
12/31/2018	2.28	0	0	0.50%	-7.2%	12/31/2018	2.33	0	0	0.25%	-7.0%	12/31/2018	2.39	197	471	0.00%	-6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.6%
2021	3.2%
2020	0.6%
2019	1.2%
2018	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2040 Portfolio Investor Class - 06-417

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,904,750	$11,407,442	858,362
Receivables: investments sold	9,331
Payables: investments purchased	-
Net assets	$9,914,081

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,914,081	3,696,279	$2.68
Band 100	-	-	2.78
Band 75	-	-	2.87
Band 50	-	-	2.97
Band 25	-	-	3.07
Band 0	-	-	3.18
Total	$9,914,081	3,696,279

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$209,840
Mortality & expense charges			(142,308)
Net investment income (loss)			67,532

Gain (loss) on investments:
Net realized gain (loss)			(72,879)
Realized gain distributions			375,135
Net change in unrealized appreciation (depreciation)			(2,743,428)
Net gain (loss)			(2,441,172)

Increase (decrease) in net assets from operations			$(2,373,640)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$67,532	$325,068
Net realized gain (loss)		(72,879)	2,972,577
Realized gain distributions		375,135	561,068
Net change in unrealized appreciation (depreciation)		(2,743,428)	(2,153,936)

Increase (decrease) in net assets from operations		(2,373,640)	1,704,777

Contract owner transactions:
Proceeds from units sold		1,874,612	2,410,483
Cost of units redeemed		(3,875,180)	(21,815,641)
Account charges		(10,279)	(13,952)
Increase (decrease)		(2,010,847)	(19,419,110)
Net increase (decrease)		(4,384,487)	(17,714,333)
Net assets, beginning		14,298,568	32,012,901
Net assets, ending		$9,914,081	$14,298,568

Units sold		672,711	795,668
Units redeemed		(1,378,207)	(7,241,315)
Net increase (decrease)		(705,496)	(6,445,647)
Units outstanding, beginning		4,401,775	10,847,422
Units outstanding, ending		3,696,279	4,401,775

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$94,689,448
Cost of units redeemed/account charges			(103,467,899)
Net investment income (loss)			2,176,551
Net realized gain (loss)			7,899,056
Realized gain distributions			10,119,617
Net change in unrealized appreciation (depreciation)			(1,502,692)
Net assets			$9,914,081

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.68	3,696	$9,914	1.25%	-17.4%	12/31/2022	$2.78	0	$0	1.00%	-17.2%	12/31/2022	$2.87	0	$0	0.75%	-17.0%
12/31/2021	3.25	4,402	14,299	1.25%	10.1%	12/31/2021	3.35	0	0	1.00%	10.3%	12/31/2021	3.46	0	0	0.75%	10.6%
12/31/2020	2.95	10,847	32,013	1.25%	13.7%	12/31/2020	3.04	0	0	1.00%	14.0%	12/31/2020	3.13	0	0	0.75%	14.2%
12/31/2019	2.60	11,767	30,548	1.25%	19.8%	12/31/2019	2.67	0	0	1.00%	20.1%	12/31/2019	2.74	0	0	0.75%	20.4%
12/31/2018	2.17	12,635	27,377	1.25%	-7.7%	12/31/2018	2.22	0	0	1.00%	-7.5%	12/31/2018	2.27	0	0	0.75%	-7.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.97	0	$0	0.50%	-16.8%	12/31/2022	$3.07	0	$0	0.25%	-16.6%	12/31/2022	$3.18	0	$0	0.00%	-16.4%
12/31/2021	3.57	0	0	0.50%	10.9%	12/31/2021	3.69	0	0	0.25%	11.2%	12/31/2021	3.81	0	0	0.00%	11.5%
12/31/2020	3.22	0	0	0.50%	14.5%	12/31/2020	3.32	0	0	0.25%	14.8%	12/31/2020	3.41	0	0	0.00%	15.1%
12/31/2019	2.81	0	0	0.50%	20.7%	12/31/2019	2.89	0	0	0.25%	21.0%	12/31/2019	2.97	5	16	0.00%	21.3%
12/31/2018	2.33	0	0	0.50%	-7.0%	12/31/2018	2.39	0	0	0.25%	-6.8%	12/31/2018	2.45	1	2	0.00%	-6.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.7%
2021	2.2%
2020	0.9%
2019	1.5%
2018	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2045 Portfolio A Class - 06-408

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,901,031	$9,999,101	602,981
Receivables: investments sold	11,030
Payables: investments purchased	-
Net assets	$8,912,061

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,935,308	2,900,838	$2.74
Band 100	976,753	345,067	2.83
Band 75	-	-	2.93
Band 50	-	-	3.03
Band 25	-	-	3.14
Band 0	-	-	3.25
Total	$8,912,061	3,245,905

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$125,043
Mortality & expense charges			(116,503)
Net investment income (loss)			8,540

Gain (loss) on investments:
Net realized gain (loss)			61,625
Realized gain distributions			343,955
Net change in unrealized appreciation (depreciation)			(2,525,567)
Net gain (loss)			(2,119,987)

Increase (decrease) in net assets from operations			$(2,111,447)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,540	$213,260
Net realized gain (loss)		61,625	751,370
Realized gain distributions		343,955	464,063
Net change in unrealized appreciation (depreciation)		(2,525,567)	(39,712)

Increase (decrease) in net assets from operations		(2,111,447)	1,388,981

Contract owner transactions:
Proceeds from units sold		1,323,879	1,917,853
Cost of units redeemed		(2,696,508)	(3,909,394)
Account charges		(9,553)	(12,089)
Increase (decrease)		(1,382,182)	(2,003,630)
Net increase (decrease)		(3,493,629)	(614,649)
Net assets, beginning		12,405,690	13,020,339
Net assets, ending		$8,912,061	$12,405,690

Units sold		475,424	649,478
Units redeemed		(925,140)	(1,247,889)
Net increase (decrease)		(449,716)	(598,411)
Units outstanding, beginning		3,695,621	4,294,032
Units outstanding, ending		3,245,905	3,695,621

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$53,901,339
Cost of units redeemed/account charges			(54,535,773)
Net investment income (loss)			670,877
Net realized gain (loss)			4,149,580
Realized gain distributions			5,824,108
Net change in unrealized appreciation (depreciation)			(1,098,070)
Net assets			$8,912,061

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.74	2,901	$7,935	1.25%	-18.3%	12/31/2022	$2.83	345	$977	1.00%	-18.1%	12/31/2022	$2.93	0	$0	0.75%	-17.8%
12/31/2021	3.35	3,341	11,181	1.25%	10.6%	12/31/2021	3.45	355	1,225	1.00%	10.9%	12/31/2021	3.57	0	0	0.75%	11.2%
12/31/2020	3.02	3,944	11,931	1.25%	14.6%	12/31/2020	3.11	350	1,089	1.00%	14.9%	12/31/2020	3.21	0	0	0.75%	15.2%
12/31/2019	2.64	5,276	13,924	1.25%	20.9%	12/31/2019	2.71	464	1,258	1.00%	21.2%	12/31/2019	2.78	0	0	0.75%	21.5%
12/31/2018	2.18	5,901	12,882	1.25%	-8.5%	12/31/2018	2.24	529	1,183	1.00%	-8.3%	12/31/2018	2.29	0	0	0.75%	-8.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.03	0	$0	0.50%	-17.6%	12/31/2022	$3.14	0	$0	0.25%	-17.4%	12/31/2022	$3.25	0	$0	0.00%	-17.2%
12/31/2021	3.68	0	0	0.50%	11.5%	12/31/2021	3.80	0	0	0.25%	11.7%	12/31/2021	3.92	0	0	0.00%	12.0%
12/31/2020	3.30	0	0	0.50%	15.5%	12/31/2020	3.40	0	0	0.25%	15.8%	12/31/2020	3.50	0	0	0.00%	16.1%
12/31/2019	2.86	0	0	0.50%	21.8%	12/31/2019	2.94	0	0	0.25%	22.1%	12/31/2019	3.02	0	0	0.00%	22.4%
12/31/2018	2.35	0	0	0.50%	-7.9%	12/31/2018	2.40	0	0	0.25%	-7.6%	12/31/2018	2.46	219	539	0.00%	-7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.2%
2021	3.0%
2020	0.5%
2019	1.0%
2018	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2045 Portfolio Investor Class - 06-418

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,265,804	$9,444,124	559,279
Receivables: investments sold	5,946
Payables: investments purchased	-
Net assets	$8,271,750

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,271,750	2,918,012	$2.83
Band 100	-	-	2.93
Band 75	-	-	3.04
Band 50	-	-	3.14
Band 25	-	-	3.25
Band 0	-	-	3.36
Total	$8,271,750	2,918,012

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$136,178
Mortality & expense charges			(120,492)
Net investment income (loss)			15,686

Gain (loss) on investments:
Net realized gain (loss)			(23,213)
Realized gain distributions			317,924
Net change in unrealized appreciation (depreciation)			(2,426,773)
Net gain (loss)			(2,132,062)

Increase (decrease) in net assets from operations			$(2,116,376)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$15,686	$228,876
Net realized gain (loss)		(23,213)	2,467,493
Realized gain distributions		317,924	463,836
Net change in unrealized appreciation (depreciation)		(2,426,773)	(1,502,072)

Increase (decrease) in net assets from operations		(2,116,376)	1,658,133

Contract owner transactions:
Proceeds from units sold		1,743,354	2,198,379
Cost of units redeemed		(3,789,828)	(17,492,838)
Account charges		(9,932)	(11,294)
Increase (decrease)		(2,056,406)	(15,305,753)
Net increase (decrease)		(4,172,782)	(13,647,620)
Net assets, beginning		12,444,532	26,092,152
Net assets, ending		$8,271,750	$12,444,532

Units sold		597,685	669,627
Units redeemed		(1,277,631)	(5,438,268)
Net increase (decrease)		(679,946)	(4,768,641)
Units outstanding, beginning		3,597,958	8,366,599
Units outstanding, ending		2,918,012	3,597,958

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$69,736,854
Cost of units redeemed/account charges			(74,497,149)
Net investment income (loss)			1,182,369
Net realized gain (loss)			5,219,611
Realized gain distributions			7,808,385
Net change in unrealized appreciation (depreciation)			(1,178,320)
Net assets			$8,271,750

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.83	2,918	$8,272	1.25%	-18.0%	12/31/2022	$2.93	0	$0	1.00%	-17.8%	12/31/2022	$3.04	0	$0	0.75%	-17.6%
12/31/2021	3.46	3,598	12,445	1.25%	10.9%	12/31/2021	3.57	0	0	1.00%	11.2%	12/31/2021	3.68	0	0	0.75%	11.5%
12/31/2020	3.12	8,367	26,092	1.25%	15.0%	12/31/2020	3.21	0	0	1.00%	15.2%	12/31/2020	3.31	0	0	0.75%	15.5%
12/31/2019	2.71	9,190	24,930	1.25%	21.2%	12/31/2019	2.79	0	0	1.00%	21.5%	12/31/2019	2.86	0	0	0.75%	21.8%
12/31/2018	2.24	9,137	20,450	1.25%	-8.3%	12/31/2018	2.29	0	0	1.00%	-8.1%	12/31/2018	2.35	0	0	0.75%	-7.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.14	0	$0	0.50%	-17.4%	12/31/2022	$3.25	0	$0	0.25%	-17.2%	12/31/2022	$3.36	0	$0	0.00%	-17.0%
12/31/2021	3.80	0	0	0.50%	11.7%	12/31/2021	3.93	0	0	0.25%	12.0%	12/31/2021	4.05	0	0	0.00%	12.3%
12/31/2020	3.40	0	0	0.50%	15.8%	12/31/2020	3.50	0	0	0.25%	16.1%	12/31/2020	3.61	0	0	0.00%	16.4%
12/31/2019	2.94	0	0	0.50%	22.1%	12/31/2019	3.02	0	0	0.25%	22.4%	12/31/2019	3.10	50	155	0.00%	22.7%
12/31/2018	2.41	0	0	0.50%	-7.6%	12/31/2018	2.47	0	0	0.25%	-7.4%	12/31/2018	2.53	40	102	0.00%	-7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.3%
2021	2.1%
2020	0.8%
2019	1.4%
2018	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2050 Portfolio A Class - 06-409

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,064,981	$7,946,968	582,964
Receivables: investments sold	76,338
Payables: investments purchased	-
Net assets	$7,141,319

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,679,864	2,339,511	$2.86
Band 100	461,455	156,185	2.95
Band 75	-	-	3.06
Band 50	-	-	3.16
Band 25	-	-	3.27
Band 0	-	-	3.39
Total	$7,141,319	2,495,696

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$95,269
Mortality & expense charges			(94,229)
Net investment income (loss)			1,040

Gain (loss) on investments:
Net realized gain (loss)			87,554
Realized gain distributions			331,279
Net change in unrealized appreciation (depreciation)			(2,195,058)
Net gain (loss)			(1,776,225)

Increase (decrease) in net assets from operations			$(1,775,185)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,040	$231,091
Net realized gain (loss)		87,554	658,721
Realized gain distributions		331,279	344,285
Net change in unrealized appreciation (depreciation)		(2,195,058)	(3,698)

Increase (decrease) in net assets from operations		(1,775,185)	1,230,399

Contract owner transactions:
Proceeds from units sold		1,609,244	2,176,135
Cost of units redeemed		(3,192,737)	(3,445,018)
Account charges		(8,295)	(9,762)
Increase (decrease)		(1,591,788)	(1,278,645)
Net increase (decrease)		(3,366,973)	(48,246)
Net assets, beginning		10,508,292	10,556,538
Net assets, ending		$7,141,319	$10,508,292

Units sold		546,700	722,988
Units redeemed		(1,043,131)	(1,086,507)
Net increase (decrease)		(496,431)	(363,519)
Units outstanding, beginning		2,992,127	3,355,646
Units outstanding, ending		2,495,696	2,992,127

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$44,588,141
Cost of units redeemed/account charges			(44,622,554)
Net investment income (loss)			526,146
Net realized gain (loss)			3,356,890
Realized gain distributions			4,174,683
Net change in unrealized appreciation (depreciation)			(881,987)
Net assets			$7,141,319

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.86	2,340	$6,680	1.25%	-18.6%	12/31/2022	$2.95	156	$461	1.00%	-18.4%	12/31/2022	$3.06	0	$0	0.75%	-18.2%
12/31/2021	3.51	2,831	9,925	1.25%	11.6%	12/31/2021	3.62	161	583	1.00%	11.9%	12/31/2021	3.74	0	0	0.75%	12.2%
12/31/2020	3.14	3,193	10,030	1.25%	15.8%	12/31/2020	3.23	163	526	1.00%	16.0%	12/31/2020	3.33	0	0	0.75%	16.3%
12/31/2019	2.71	4,032	10,941	1.25%	22.2%	12/31/2019	2.79	230	640	1.00%	22.5%	12/31/2019	2.86	0	0	0.75%	22.8%
12/31/2018	2.22	4,437	9,852	1.25%	-9.0%	12/31/2018	2.27	253	575	1.00%	-8.8%	12/31/2018	2.33	0	0	0.75%	-8.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.16	0	$0	0.50%	-17.9%	12/31/2022	$3.27	0	$0	0.25%	-17.7%	12/31/2022	$3.39	0	$0	0.00%	-17.5%
12/31/2021	3.86	0	0	0.50%	12.4%	12/31/2021	3.98	0	0	0.25%	12.7%	12/31/2021	4.11	0	0	0.00%	13.0%
12/31/2020	3.43	0	0	0.50%	16.6%	12/31/2020	3.53	0	0	0.25%	16.9%	12/31/2020	3.63	0	0	0.00%	17.2%
12/31/2019	2.94	0	0	0.50%	23.1%	12/31/2019	3.02	0	0	0.25%	23.5%	12/31/2019	3.10	0	0	0.00%	23.8%
12/31/2018	2.39	0	0	0.50%	-8.3%	12/31/2018	2.45	0	0	0.25%	-8.1%	12/31/2018	2.51	75	187	0.00%	-7.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.1%
2021	3.5%
2020	0.5%
2019	1.1%
2018	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2050 Portfolio Investor Class - 06-419

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,760,416	$7,755,758	553,188
Receivables: investments sold	10,607
Payables: investments purchased	-
Net assets	$6,771,023

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,771,023	2,294,902	$2.95
Band 100	-	-	3.05
Band 75	-	-	3.16
Band 50	-	-	3.27
Band 25	-	-	3.38
Band 0	-	-	3.50
Total	$6,771,023	2,294,902

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$107,696
Mortality & expense charges			(95,188)
Net investment income (loss)			12,508

Gain (loss) on investments:
Net realized gain (loss)			47,622
Realized gain distributions			315,814
Net change in unrealized appreciation (depreciation)			(2,074,800)
Net gain (loss)			(1,711,364)

Increase (decrease) in net assets from operations			$(1,698,856)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$12,508	$242,915
Net realized gain (loss)		47,622	2,145,665
Realized gain distributions		315,814	326,721
Net change in unrealized appreciation (depreciation)		(2,074,800)	(1,389,926)

Increase (decrease) in net assets from operations		(1,698,856)	1,325,375

Contract owner transactions:
Proceeds from units sold		1,737,436	2,337,811
Cost of units redeemed		(3,206,602)	(14,061,943)
Account charges		(8,920)	(10,802)
Increase (decrease)		(1,478,086)	(11,734,934)
Net increase (decrease)		(3,176,942)	(10,409,559)
Net assets, beginning		9,947,965	20,357,524
Net assets, ending		$6,771,023	$9,947,965

Units sold		567,128	676,823
Units redeemed		(1,022,842)	(4,228,192)
Net increase (decrease)		(455,714)	(3,551,369)
Units outstanding, beginning		2,750,616	6,301,985
Units outstanding, ending		2,294,902	2,750,616

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$60,958,087
Cost of units redeemed/account charges			(65,328,625)
Net investment income (loss)			1,156,679
Net realized gain (loss)			4,976,080
Realized gain distributions			6,004,144
Net change in unrealized appreciation (depreciation)			(995,342)
Net assets			$6,771,023

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.95	2,295	$6,771	1.25%	-18.4%	12/31/2022	$3.05	0	$0	1.00%	-18.2%	12/31/2022	$3.16	0	$0	0.75%	-18.0%
12/31/2021	3.62	2,751	9,948	1.25%	12.0%	12/31/2021	3.73	0	0	1.00%	12.2%	12/31/2021	3.85	0	0	0.75%	12.5%
12/31/2020	3.23	6,302	20,358	1.25%	16.0%	12/31/2020	3.33	0	0	1.00%	16.3%	12/31/2020	3.42	0	0	0.75%	16.6%
12/31/2019	2.79	6,695	18,647	1.25%	22.5%	12/31/2019	2.86	0	0	1.00%	22.8%	12/31/2019	2.94	0	0	0.75%	23.1%
12/31/2018	2.27	6,908	15,703	1.25%	-8.9%	12/31/2018	2.33	0	0	1.00%	-8.6%	12/31/2018	2.39	0	0	0.75%	-8.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.27	0	$0	0.50%	-17.8%	12/31/2022	$3.38	0	$0	0.25%	-17.6%	12/31/2022	$3.50	0	$0	0.00%	-17.4%
12/31/2021	3.98	0	0	0.50%	12.8%	12/31/2021	4.10	0	0	0.25%	13.1%	12/31/2021	4.24	0	0	0.00%	13.4%
12/31/2020	3.53	0	0	0.50%	16.8%	12/31/2020	3.63	0	0	0.25%	17.1%	12/31/2020	3.74	0	0	0.00%	17.4%
12/31/2019	3.02	0	0	0.50%	23.5%	12/31/2019	3.10	0	0	0.25%	23.8%	12/31/2019	3.18	37	119	0.00%	24.1%
12/31/2018	2.44	0	0	0.50%	-8.2%	12/31/2018	2.50	0	0	0.25%	-8.0%	12/31/2018	2.57	28	71	0.00%	-7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.3%
2021	2.5%
2020	0.8%
2019	1.4%
2018	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2055 Portfolio A Class - 06-437

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,352,373	$3,772,534	244,882
Receivables: investments sold	7,416
Payables: investments purchased	-
Net assets	$3,359,789

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,330,940	1,724,928	$1.93
Band 100	28,849	14,507	1.99
Band 75	-	-	2.05
Band 50	-	-	2.11
Band 25	-	-	2.17
Band 0	-	-	2.24
Total	$3,359,789	1,739,435

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$41,680
Mortality & expense charges			(43,313)
Net investment income (loss)			(1,633)

Gain (loss) on investments:
Net realized gain (loss)			39,155
Realized gain distributions			144,579
Net change in unrealized appreciation (depreciation)			(979,280)
Net gain (loss)			(795,546)

Increase (decrease) in net assets from operations			$(797,179)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,633)	$86,078
Net realized gain (loss)		39,155	703,184
Realized gain distributions		144,579	148,173
Net change in unrealized appreciation (depreciation)		(979,280)	(233,182)

Increase (decrease) in net assets from operations		(797,179)	704,253

Contract owner transactions:
Proceeds from units sold		1,001,549	1,382,577
Cost of units redeemed		(1,389,496)	(3,379,274)
Account charges		(5,573)	(8,625)
Increase (decrease)		(393,520)	(2,005,322)
Net increase (decrease)		(1,190,699)	(1,301,069)
Net assets, beginning		4,550,488	5,851,557
Net assets, ending		$3,359,789	$4,550,488

Units sold		494,357	615,688
Units redeemed		(666,758)	(1,462,146)
Net increase (decrease)		(172,401)	(846,458)
Units outstanding, beginning		1,911,836	2,758,294
Units outstanding, ending		1,739,435	1,911,836

* Date of Fund Inception into Variable Account: 4 /1 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$22,678,776
Cost of units redeemed/account charges			(22,456,805)
Net investment income (loss)			143,907
Net realized gain (loss)			1,832,270
Realized gain distributions			1,581,802
Net change in unrealized appreciation (depreciation)			(420,161)
Net assets			$3,359,789

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.93	1,725	$3,331	1.25%	-18.8%	12/31/2022	$1.99	15	$29	1.00%	-18.6%	12/31/2022	$2.05	0	$0	0.75%	-18.4%
12/31/2021	2.38	1,895	4,510	1.25%	12.2%	12/31/2021	2.44	16	40	1.00%	12.5%	12/31/2021	2.51	0	0	0.75%	12.7%
12/31/2020	2.12	2,742	5,816	1.25%	16.2%	12/31/2020	2.17	17	36	1.00%	16.5%	12/31/2020	2.23	0	0	0.75%	16.7%
12/31/2019	1.83	3,653	6,671	1.25%	22.7%	12/31/2019	1.87	17	31	1.00%	23.0%	12/31/2019	1.91	0	0	0.75%	23.3%
12/31/2018	1.49	3,777	5,621	1.25%	-9.4%	12/31/2018	1.52	17	25	1.00%	-9.2%	12/31/2018	1.55	0	0	0.75%	-9.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.11	0	$0	0.50%	-18.2%	12/31/2022	$2.17	0	$0	0.25%	-18.0%	12/31/2022	$2.24	0	$0	0.00%	-17.8%
12/31/2021	2.58	0	0	0.50%	13.0%	12/31/2021	2.65	0	0	0.25%	13.3%	12/31/2021	2.72	0	0	0.00%	13.6%
12/31/2020	2.28	0	0	0.50%	17.0%	12/31/2020	2.34	0	0	0.25%	17.3%	12/31/2020	2.40	0	0	0.00%	17.6%
12/31/2019	1.95	0	0	0.50%	23.6%	12/31/2019	1.99	0	0	0.25%	23.9%	12/31/2019	2.04	0	0	0.00%	24.2%
12/31/2018	1.58	0	0	0.50%	-8.7%	12/31/2018	1.61	0	0	0.25%	-8.5%	12/31/2018	1.64	16	26	0.00%	-8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.1%
2021	3.0%
2020	0.5%
2019	1.1%
2018	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Disciplined Growth Fund A Class - 06-697

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,156	$2,865	131
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$2,156

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,156	835	$2.58
Band 100	-	-	2.65
Band 75	-	-	2.72
Band 50	-	-	2.80
Band 25	-	-	2.87
Band 0	-	-	2.95
Total	$2,156	835

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(25)
Net investment income (loss)			(25)

Gain (loss) on investments:
Net realized gain (loss)			(4)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(809)
Net gain (loss)			(813)

Increase (decrease) in net assets from operations			$(838)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(25)	$(30)
Net realized gain (loss)		(4)	220
Realized gain distributions		-	419
Net change in unrealized appreciation (depreciation)		(809)	(101)

Increase (decrease) in net assets from operations		(838)	508

Contract owner transactions:
Proceeds from units sold		673	484
Cost of units redeemed		-	(746)
Account charges		(7)	(9)
Increase (decrease)		666	(271)
Net increase (decrease)		(172)	237
Net assets, beginning		2,328	2,091
Net assets, ending		$2,156	$2,328

Units sold		228	139
Units redeemed		(2)	(197)
Net increase (decrease)		226	(58)
Units outstanding, beginning		609	667
Units outstanding, ending		835	609

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,519,080
Cost of units redeemed/account charges			(1,855,604)
Net investment income (loss)			(29,845)
Net realized gain (loss)			264,769
Realized gain distributions			104,465
Net change in unrealized appreciation (depreciation)			(709)
Net assets			$2,156

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.58	1	$2	1.25%	-32.5%	12/31/2022	$2.65	0	$0	1.00%	-32.3%	12/31/2022	$2.72	0	$0	0.75%	-32.1%
12/31/2021	3.82	1	2	1.25%	22.0%	12/31/2021	3.92	0	0	1.00%	22.3%	12/31/2021	4.01	0	0	0.75%	22.6%
12/31/2020	3.14	1	2	1.25%	31.1%	12/31/2020	3.20	0	0	1.00%	31.4%	12/31/2020	3.27	0	0	0.75%	31.8%
12/31/2019	2.39	0	1	1.25%	28.0%	12/31/2019	2.44	0	0	1.00%	28.4%	12/31/2019	2.48	0	0	0.75%	28.7%
12/31/2018	1.87	3	6	1.25%	-7.0%	12/31/2018	1.90	0	0	1.00%	-6.8%	12/31/2018	1.93	0	0	0.75%	-6.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.80	0	$0	0.50%	-32.0%	12/31/2022	$2.87	0	$0	0.25%	-31.8%	12/31/2022	$2.95	0	$0	0.00%	-31.6%
12/31/2021	4.11	0	0	0.50%	22.9%	12/31/2021	4.21	0	0	0.25%	23.2%	12/31/2021	4.31	0	0	0.00%	23.5%
12/31/2020	3.35	0	0	0.50%	32.1%	12/31/2020	3.42	0	0	0.25%	32.4%	12/31/2020	3.49	0	0	0.00%	32.8%
12/31/2019	2.53	0	0	0.50%	29.0%	12/31/2019	2.58	0	0	0.25%	29.3%	12/31/2019	2.63	0	0	0.00%	29.7%
12/31/2018	1.96	0	0	0.50%	-6.3%	12/31/2018	2.00	0	0	0.25%	-6.1%	12/31/2018	2.03	0	0	0.00%	-5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2060 Portfolio A Class - 06-CKR

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,213,225	$2,520,627	177,199
Receivables: investments sold	-
Payables: investments purchased	(14,180)
Net assets	$2,199,045

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,199,045	1,486,713	$1.48
Band 100	-	-	1.50
Band 75	-	-	1.53
Band 50	-	-	1.55
Band 25	-	-	1.58
Band 0	-	-	1.61
Total	$2,199,045	1,486,713

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$28,875
Mortality & expense charges			(27,827)
Net investment income (loss)			1,048

Gain (loss) on investments:
Net realized gain (loss)			(12,067)
Realized gain distributions			119,818
Net change in unrealized appreciation (depreciation)			(594,862)
Net gain (loss)			(487,111)

Increase (decrease) in net assets from operations			$(486,063)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,048	$61,998
Net realized gain (loss)		(12,067)	272,906
Realized gain distributions		119,818	49,463
Net change in unrealized appreciation (depreciation)		(594,862)	(56,540)

Increase (decrease) in net assets from operations		(486,063)	327,827

Contract owner transactions:
Proceeds from units sold		849,326	1,080,792
Cost of units redeemed		(683,212)	(1,273,056)
Account charges		(4,167)	(6,084)
Increase (decrease)		161,947	(198,348)
Net increase (decrease)		(324,116)	129,479
Net assets, beginning		2,523,161	2,393,682
Net assets, ending		$2,199,045	$2,523,161

Units sold		561,145	628,295
Units redeemed		(456,532)	(722,696)
Net increase (decrease)		104,613	(94,401)
Units outstanding, beginning		1,382,100	1,476,501
Units outstanding, ending		1,486,713	1,382,100

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$5,926,945
Cost of units redeemed/account charges			(4,155,728)
Net investment income (loss)			68,574
Net realized gain (loss)			350,241
Realized gain distributions			316,415
Net change in unrealized appreciation (depreciation)			(307,402)
Net assets			$2,199,045

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.48	1,487	$2,199	1.25%	-19.0%	12/31/2022	$1.50	0	$0	1.00%	-18.8%	12/31/2022	$1.53	0	$0	0.75%	-18.6%
12/31/2021	1.83	1,382	2,523	1.25%	12.6%	12/31/2021	1.85	0	0	1.00%	12.9%	12/31/2021	1.88	0	0	0.75%	13.2%
12/31/2020	1.62	1,477	2,394	1.25%	16.3%	12/31/2020	1.64	0	0	1.00%	16.6%	12/31/2020	1.66	0	0	0.75%	16.9%
12/31/2019	1.39	1,184	1,650	1.25%	23.1%	12/31/2019	1.41	0	0	1.00%	23.4%	12/31/2019	1.42	0	0	0.75%	23.7%
12/31/2018	1.13	765	866	1.25%	-9.6%	12/31/2018	1.14	0	0	1.00%	-9.4%	12/31/2018	1.15	0	0	0.75%	-9.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.55	0	$0	0.50%	-18.4%	12/31/2022	$1.58	0	$0	0.25%	-18.2%	12/31/2022	$1.61	0	$0	0.00%	-18.0%
12/31/2021	1.90	0	0	0.50%	13.5%	12/31/2021	1.93	0	0	0.25%	13.7%	12/31/2021	1.96	0	0	0.00%	14.0%
12/31/2020	1.68	0	0	0.50%	17.2%	12/31/2020	1.70	0	0	0.25%	17.5%	12/31/2020	1.72	0	0	0.00%	17.8%
12/31/2019	1.43	0	0	0.50%	24.1%	12/31/2019	1.44	0	0	0.25%	24.4%	12/31/2019	1.46	0	0	0.00%	24.7%
12/31/2018	1.15	0	0	0.50%	-8.9%	12/31/2018	1.16	0	0	0.25%	-8.7%	12/31/2018	1.17	0	0	0.00%	-8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.2%
2021	3.9%
2020	0.7%
2019	1.4%
2018	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2060 Portfolio Investor Class - 06-CKT

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,754,147	$3,146,725	222,604
Receivables: investments sold	8,377
Payables: investments purchased	-
Net assets	$2,762,524

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,762,524	1,836,963	$1.50
Band 100	-	-	1.53
Band 75	-	-	1.55
Band 50	-	-	1.58
Band 25	-	-	1.61
Band 0	-	-	1.63
Total	$2,762,524	1,836,963

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$42,440
Mortality & expense charges			(36,092)
Net investment income (loss)			6,348

Gain (loss) on investments:
Net realized gain (loss)			1,894
Realized gain distributions			147,805
Net change in unrealized appreciation (depreciation)			(798,367)
Net gain (loss)			(648,668)

Increase (decrease) in net assets from operations			$(642,320)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,348	$96,890
Net realized gain (loss)		1,894	460,208
Realized gain distributions		147,805	64,124
Net change in unrealized appreciation (depreciation)		(798,367)	(266,652)

Increase (decrease) in net assets from operations		(642,320)	354,570

Contract owner transactions:
Proceeds from units sold		1,416,245	1,434,640
Cost of units redeemed		(1,286,099)	(2,754,124)
Account charges		(7,989)	(9,088)
Increase (decrease)		122,157	(1,328,572)
Net increase (decrease)		(520,163)	(974,002)
Net assets, beginning		3,282,687	4,256,689
Net assets, ending		$2,762,524	$3,282,687

Units sold		955,749	823,825
Units redeemed		(890,743)	(1,647,416)
Net increase (decrease)		65,006	(823,591)
Units outstanding, beginning		1,771,957	2,595,548
Units outstanding, ending		1,836,963	1,771,957

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$9,228,876
Cost of units redeemed/account charges			(7,178,342)
Net investment income (loss)			133,709
Net realized gain (loss)			512,380
Realized gain distributions			458,479
Net change in unrealized appreciation (depreciation)			(392,578)
Net assets			$2,762,524

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.50	1,837	$2,763	1.25%	-18.8%	12/31/2022	$1.53	0	$0	1.00%	-18.6%	12/31/2022	$1.55	0	$0	0.75%	-18.4%
12/31/2021	1.85	1,772	3,283	1.25%	13.0%	12/31/2021	1.88	0	0	1.00%	13.2%	12/31/2021	1.91	0	0	0.75%	13.5%
12/31/2020	1.64	2,596	4,257	1.25%	16.6%	12/31/2020	1.66	0	0	1.00%	16.9%	12/31/2020	1.68	0	0	0.75%	17.2%
12/31/2019	1.41	1,862	2,619	1.25%	23.3%	12/31/2019	1.42	0	0	1.00%	23.6%	12/31/2019	1.43	0	0	0.75%	23.9%
12/31/2018	1.14	1,320	1,505	1.25%	-9.3%	12/31/2018	1.15	0	0	1.00%	-9.0%	12/31/2018	1.16	0	0	0.75%	-8.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.58	0	$0	0.50%	-18.2%	12/31/2022	$1.61	0	$0	0.25%	-18.0%	12/31/2022	$1.63	0	$0	0.00%	-17.8%
12/31/2021	1.93	0	0	0.50%	13.8%	12/31/2021	1.96	0	0	0.25%	14.1%	12/31/2021	1.99	0	0	0.00%	14.4%
12/31/2020	1.70	0	0	0.50%	17.5%	12/31/2020	1.72	0	0	0.25%	17.8%	12/31/2020	1.74	0	0	0.00%	18.1%
12/31/2019	1.44	0	0	0.50%	24.3%	12/31/2019	1.46	0	0	0.25%	24.6%	12/31/2019	1.47	17	25	0.00%	24.9%
12/31/2018	1.16	0	0	0.50%	-8.6%	12/31/2018	1.17	0	0	0.25%	-8.4%	12/31/2018	1.18	6	7	0.00%	-8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.4%
2021	3.5%
2020	1.0%
2019	1.7%
2018	3.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Emerging Markets Fund R6 Class - 06-CPK

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,776,661	$18,377,714	1,365,762
Receivables: investments sold	-
Payables: investments purchased	(282,927)
Net assets	$13,493,734

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,493,734	12,017,300	$1.12
Band 100	-	-	1.14
Band 75	-	-	1.16
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.21
Total	$13,493,734	12,017,300

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$499,042
Mortality & expense charges			(158,182)
Net investment income (loss)			340,860

Gain (loss) on investments:
Net realized gain (loss)			(246,416)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(4,398,951)
Net gain (loss)			(4,645,367)

Increase (decrease) in net assets from operations			$(4,304,507)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$340,860	$(40,034)
Net realized gain (loss)		(246,416)	138,082
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(4,398,951)	(625,934)

Increase (decrease) in net assets from operations		(4,304,507)	(527,886)

Contract owner transactions:
Proceeds from units sold		6,957,716	13,296,883
Cost of units redeemed		(2,549,950)	(869,688)
Account charges		(54,349)	(12,946)
Increase (decrease)		4,353,417	12,414,249
Net increase (decrease)		48,910	11,886,363
Net assets, beginning		13,444,824	1,558,461
Net assets, ending		$13,493,734	$13,444,824

Units sold		5,945,114	8,155,925
Units redeemed		(2,450,876)	(553,069)
Net increase (decrease)		3,494,238	7,602,856
Units outstanding, beginning		8,523,062	920,206
Units outstanding, ending		12,017,300	8,523,062

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$21,953,405
Cost of units redeemed/account charges			(4,058,756)
Net investment income (loss)			297,589
Net realized gain (loss)			(98,267)
Realized gain distributions			816
Net change in unrealized appreciation (depreciation)			(4,601,053)
Net assets			$13,493,734

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.12	12,017	$13,494	1.25%	-28.8%	12/31/2022	$1.14	0	$0	1.00%	-28.6%	12/31/2022	$1.16	0	$0	0.75%	-28.5%
12/31/2021	1.58	8,523	13,445	1.25%	-6.9%	12/31/2021	1.60	0	0	1.00%	-6.6%	12/31/2021	1.62	0	0	0.75%	-6.4%
12/31/2020	1.69	920	1,558	1.25%	23.8%	12/31/2020	1.71	0	0	1.00%	24.1%	12/31/2020	1.73	0	0	0.75%	24.4%
12/31/2019	1.37	897	1,226	1.25%	21.0%	12/31/2019	1.38	0	0	1.00%	21.3%	12/31/2019	1.39	0	0	0.75%	21.6%
12/31/2018	1.13	579	655	1.25%	-19.9%	12/31/2018	1.14	0	0	1.00%	-19.7%	12/31/2018	1.14	0	0	0.75%	-19.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.18	0	$0	0.50%	-28.3%	12/31/2022	$1.19	0	$0	0.25%	-28.1%	12/31/2022	$1.21	0	$0	0.00%	-27.9%
12/31/2021	1.64	0	0	0.50%	-6.2%	12/31/2021	1.66	0	0	0.25%	-5.9%	12/31/2021	1.68	0	0	0.00%	-5.7%
12/31/2020	1.75	0	0	0.50%	24.7%	12/31/2020	1.76	0	0	0.25%	25.1%	12/31/2020	1.78	0	0	0.00%	25.4%
12/31/2019	1.40	0	0	0.50%	21.9%	12/31/2019	1.41	0	0	0.25%	22.2%	12/31/2019	1.42	0	0	0.00%	22.5%
12/31/2018	1.15	0	0	0.50%	-19.3%	12/31/2018	1.15	0	0	0.25%	-19.1%	12/31/2018	1.16	0	0	0.00%	-18.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.7%
2021	0.2%
2020	1.3%
2019	1.0%
2018	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Equity Income Fund R6 Class - 06-CPM

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,443,076	$1,508,425	164,453
Receivables: investments sold	825
Payables: investments purchased	-
Net assets	$1,443,901

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,443,901	986,282	$1.46
Band 100	-	-	1.49
Band 75	-	-	1.51
Band 50	-	-	1.53
Band 25	-	-	1.56
Band 0	-	-	1.58
Total	$1,443,901	986,282

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$41,299
Mortality & expense charges			(22,686)
Net investment income (loss)			18,613

Gain (loss) on investments:
Net realized gain (loss)			88,615
Realized gain distributions			86,578
Net change in unrealized appreciation (depreciation)			(276,628)
Net gain (loss)			(101,435)

Increase (decrease) in net assets from operations			$(82,822)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$18,613	$23,892
Net realized gain (loss)		88,615	19,294
Realized gain distributions		86,578	125,977
Net change in unrealized appreciation (depreciation)		(276,628)	159,515

Increase (decrease) in net assets from operations		(82,822)	328,678

Contract owner transactions:
Proceeds from units sold		338,141	949,881
Cost of units redeemed		(1,483,185)	(270,325)
Account charges		(1,133)	(2,733)
Increase (decrease)		(1,146,177)	676,823
Net increase (decrease)		(1,228,999)	1,005,501
Net assets, beginning		2,672,900	1,667,399
Net assets, ending		$1,443,901	$2,672,900

Units sold		232,156	680,213
Units redeemed		(996,780)	(194,301)
Net increase (decrease)		(764,624)	485,912
Units outstanding, beginning		1,750,906	1,264,994
Units outstanding, ending		986,282	1,750,906

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$3,664,148
Cost of units redeemed/account charges			(2,517,868)
Net investment income (loss)			62,204
Net realized gain (loss)			77,998
Realized gain distributions			222,768
Net change in unrealized appreciation (depreciation)			(65,349)
Net assets			$1,443,901

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.46	986	$1,444	1.25%	-4.1%	12/31/2022	$1.49	0	$0	1.00%	-3.9%	12/31/2022	$1.51	0	$0	0.75%	-3.6%
12/31/2021	1.53	1,751	2,673	1.25%	15.8%	12/31/2021	1.55	0	0	1.00%	16.1%	12/31/2021	1.57	0	0	0.75%	16.4%
12/31/2020	1.32	1,265	1,667	1.25%	0.2%	12/31/2020	1.33	0	0	1.00%	0.4%	12/31/2020	1.35	0	0	0.75%	0.7%
12/31/2019	1.32	757	996	1.25%	23.1%	12/31/2019	1.33	0	0	1.00%	23.4%	12/31/2019	1.34	0	0	0.75%	23.7%
12/31/2018	1.07	23	25	1.25%	-5.4%	12/31/2018	1.07	0	0	1.00%	-5.1%	12/31/2018	1.08	0	0	0.75%	-4.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.53	0	$0	0.50%	-3.4%	12/31/2022	$1.56	0	$0	0.25%	-3.1%	12/31/2022	$1.58	0	$0	0.00%	-2.9%
12/31/2021	1.59	0	0	0.50%	16.7%	12/31/2021	1.61	0	0	0.25%	17.0%	12/31/2021	1.63	0	0	0.00%	17.3%
12/31/2020	1.36	0	0	0.50%	0.9%	12/31/2020	1.37	0	0	0.25%	1.2%	12/31/2020	1.39	0	0	0.00%	1.4%
12/31/2019	1.35	0	0	0.50%	24.0%	12/31/2019	1.36	0	0	0.25%	24.3%	12/31/2019	1.37	0	0	0.00%	24.6%
12/31/2018	1.09	0	0	0.50%	-4.6%	12/31/2018	1.09	0	0	0.25%	-4.4%	12/31/2018	1.10	0	0	0.00%	-4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.0%
2021	2.4%
2020	2.5%
2019	0.6%
2018	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Growth Fund R6 Class - 06-CPN

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$333,996	$370,299	9,189
Receivables: investments sold	2,794
Payables: investments purchased	-
Net assets	$336,790

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$336,790	174,921	$1.93
Band 100	-	-	1.95
Band 75	-	-	1.98
Band 50	-	-	2.01
Band 25	-	-	2.05
Band 0	-	-	2.08
Total	$336,790	174,921

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$960
Mortality & expense charges			(3,681)
Net investment income (loss)			(2,721)

Gain (loss) on investments:
Net realized gain (loss)			2,417
Realized gain distributions			11,976
Net change in unrealized appreciation (depreciation)			(112,065)
Net gain (loss)			(97,672)

Increase (decrease) in net assets from operations			$(100,393)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,721)	$(3,171)
Net realized gain (loss)		2,417	2,196
Realized gain distributions		11,976	26,883
Net change in unrealized appreciation (depreciation)		(112,065)	33,276

Increase (decrease) in net assets from operations		(100,393)	59,184

Contract owner transactions:
Proceeds from units sold		151,059	81,831
Cost of units redeemed		(23,250)	(4,559)
Account charges		(713)	(763)
Increase (decrease)		127,096	76,509
Net increase (decrease)		26,703	135,693
Net assets, beginning		310,087	174,394
Net assets, ending		$336,790	$310,087

Units sold		76,014	33,861
Units redeemed		(10,528)	(2,187)
Net increase (decrease)		65,486	31,674
Units outstanding, beginning		109,435	77,761
Units outstanding, ending		174,921	109,435

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$450,711
Cost of units redeemed/account charges			(141,038)
Net investment income (loss)			(8,772)
Net realized gain (loss)			4,643
Realized gain distributions			67,549
Net change in unrealized appreciation (depreciation)			(36,303)
Net assets			$336,790

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.93	175	$337	1.25%	-32.1%	12/31/2022	$1.95	0	$0	1.00%	-31.9%	12/31/2022	$1.98	0	$0	0.75%	-31.7%
12/31/2021	2.83	109	310	1.25%	26.3%	12/31/2021	2.87	0	0	1.00%	26.7%	12/31/2021	2.91	0	0	0.75%	27.0%
12/31/2020	2.24	78	174	1.25%	34.0%	12/31/2020	2.27	0	0	1.00%	34.3%	12/31/2020	2.29	0	0	0.75%	34.7%
12/31/2019	1.67	71	119	1.25%	34.2%	12/31/2019	1.69	0	0	1.00%	34.5%	12/31/2019	1.70	0	0	0.75%	34.9%
12/31/2018	1.25	93	116	1.25%	-2.5%	12/31/2018	1.25	0	0	1.00%	-2.3%	12/31/2018	1.26	0	0	0.75%	-2.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.01	0	$0	0.50%	-31.5%	12/31/2022	$2.05	0	$0	0.25%	-31.4%	12/31/2022	$2.08	0	$0	0.00%	-31.2%
12/31/2021	2.94	0	0	0.50%	27.3%	12/31/2021	2.98	0	0	0.25%	27.6%	12/31/2021	3.02	0	0	0.00%	27.9%
12/31/2020	2.31	0	0	0.50%	35.0%	12/31/2020	2.34	0	0	0.25%	35.3%	12/31/2020	2.36	0	0	0.00%	35.7%
12/31/2019	1.71	0	0	0.50%	35.2%	12/31/2019	1.73	0	0	0.25%	35.6%	12/31/2019	1.74	0	0	0.00%	35.9%
12/31/2018	1.27	0	0	0.50%	-1.8%	12/31/2018	1.27	0	0	0.25%	-1.5%	12/31/2018	1.28	0	0	0.00%	-1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.3%
2021	0.0%
2020	0.2%
2019	0.7%
2018	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Heritage Fund R6 Class - 06-CPP

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$897,587	$1,135,742	42,322
Receivables: investments sold	-
Payables: investments purchased	(5,421)
Net assets	$892,166

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$892,166	541,252	$1.65
Band 100	-	-	1.67
Band 75	-	-	1.70
Band 50	-	-	1.73
Band 25	-	-	1.75
Band 0	-	-	1.78
Total	$892,166	541,252

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(17,143)
Net investment income (loss)			(17,143)

Gain (loss) on investments:
Net realized gain (loss)			(254,836)
Realized gain distributions			14,867
Net change in unrealized appreciation (depreciation)			(462,098)
Net gain (loss)			(702,067)

Increase (decrease) in net assets from operations			$(719,210)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(17,143)	$(28,401)
Net realized gain (loss)		(254,836)	103,944
Realized gain distributions		14,867	226,075
Net change in unrealized appreciation (depreciation)		(462,098)	(89,087)

Increase (decrease) in net assets from operations		(719,210)	212,531

Contract owner transactions:
Proceeds from units sold		131,019	880,902
Cost of units redeemed		(944,722)	(701,721)
Account charges		(2,055)	(2,436)
Increase (decrease)		(815,758)	176,745
Net increase (decrease)		(1,534,968)	389,276
Net assets, beginning		2,427,134	2,037,858
Net assets, ending		$892,166	$2,427,134

Units sold		71,675	397,249
Units redeemed		(579,495)	(318,017)
Net increase (decrease)		(507,820)	79,232
Units outstanding, beginning		1,049,072	969,840
Units outstanding, ending		541,252	1,049,072

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$3,468,792
Cost of units redeemed/account charges			(2,897,427)
Net investment income (loss)			(90,602)
Net realized gain (loss)			(163,005)
Realized gain distributions			812,563
Net change in unrealized appreciation (depreciation)			(238,155)
Net assets			$892,166

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.65	541	$892	1.25%	-28.8%	12/31/2022	$1.67	0	$0	1.00%	-28.6%	12/31/2022	$1.70	0	$0	0.75%	-28.4%
12/31/2021	2.31	1,049	2,427	1.25%	10.1%	12/31/2021	2.34	0	0	1.00%	10.4%	12/31/2021	2.37	0	0	0.75%	10.7%
12/31/2020	2.10	970	2,038	1.25%	41.2%	12/31/2020	2.12	0	0	1.00%	41.6%	12/31/2020	2.14	0	0	0.75%	41.9%
12/31/2019	1.49	808	1,202	1.25%	34.2%	12/31/2019	1.50	0	0	1.00%	34.6%	12/31/2019	1.51	0	0	0.75%	34.9%
12/31/2018	1.11	1,211	1,343	1.25%	-6.0%	12/31/2018	1.11	0	0	1.00%	-5.8%	12/31/2018	1.12	0	0	0.75%	-5.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.73	0	$0	0.50%	-28.2%	12/31/2022	$1.75	0	$0	0.25%	-28.0%	12/31/2022	$1.78	0	$0	0.00%	-27.9%
12/31/2021	2.40	0	0	0.50%	10.9%	12/31/2021	2.43	0	0	0.25%	11.2%	12/31/2021	2.46	0	0	0.00%	11.5%
12/31/2020	2.17	0	0	0.50%	42.3%	12/31/2020	2.19	0	0	0.25%	42.7%	12/31/2020	2.21	0	0	0.00%	43.0%
12/31/2019	1.52	0	0	0.50%	35.2%	12/31/2019	1.53	0	0	0.25%	35.6%	12/31/2019	1.55	0	0	0.00%	35.9%
12/31/2018	1.13	0	0	0.50%	-5.3%	12/31/2018	1.13	0	0	0.25%	-5.1%	12/31/2018	1.14	0	0	0.00%	-4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2025 Portfolio R6 Class - 06-CPT

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$22,501,884	$27,719,834	2,515,200
Receivables: investments sold	-
Payables: investments purchased	(15,993)
Net assets	$22,485,891

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$22,485,891	18,162,462	$1.24
Band 100	-	-	1.26
Band 75	-	-	1.28
Band 50	-	-	1.30
Band 25	-	-	1.32
Band 0	-	-	1.34
Total	$22,485,891	18,162,462

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$864,808
Mortality & expense charges			(317,133)
Net investment income (loss)			547,675

Gain (loss) on investments:
Net realized gain (loss)			(1,042,365)
Realized gain distributions			596,760
Net change in unrealized appreciation (depreciation)			(4,504,161)
Net gain (loss)			(4,949,766)

Increase (decrease) in net assets from operations			$(4,402,091)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$547,675	$1,104,881
Net realized gain (loss)		(1,042,365)	249,423
Realized gain distributions		596,760	1,597,781
Net change in unrealized appreciation (depreciation)		(4,504,161)	(787,275)

Increase (decrease) in net assets from operations		(4,402,091)	2,164,810

Contract owner transactions:
Proceeds from units sold		6,317,911	18,671,345
Cost of units redeemed		(9,070,884)	(4,292,873)
Account charges		(11,557)	(14,656)
Increase (decrease)		(2,764,530)	14,363,816
Net increase (decrease)		(7,166,621)	16,528,626
Net assets, beginning		29,652,512	13,123,886
Net assets, ending		$22,485,891	$29,652,512

Units sold		4,885,925	13,930,466
Units redeemed		(7,198,917)	(3,275,038)
Net increase (decrease)		(2,312,992)	10,655,428
Units outstanding, beginning		20,475,454	9,820,026
Units outstanding, ending		18,162,462	20,475,454

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$43,137,186
Cost of units redeemed/account charges			(20,335,639)
Net investment income (loss)			2,011,813
Net realized gain (loss)			(993,536)
Realized gain distributions			3,884,017
Net change in unrealized appreciation (depreciation)			(5,217,950)
Net assets			$22,485,891

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.24	18,162	$22,486	1.25%	-14.5%	12/31/2022	$1.26	0	$0	1.00%	-14.3%	12/31/2022	$1.28	0	$0	0.75%	-14.1%
12/31/2021	1.45	20,475	29,653	1.25%	8.4%	12/31/2021	1.47	0	0	1.00%	8.6%	12/31/2021	1.49	0	0	0.75%	8.9%
12/31/2020	1.34	9,820	13,124	1.25%	10.4%	12/31/2020	1.35	0	0	1.00%	10.6%	12/31/2020	1.36	0	0	0.75%	10.9%
12/31/2019	1.21	7,246	8,775	1.25%	16.3%	12/31/2019	1.22	0	0	1.00%	16.6%	12/31/2019	1.23	0	0	0.75%	16.9%
12/31/2018	1.04	3,660	3,811	1.25%	-5.8%	12/31/2018	1.05	0	0	1.00%	-5.6%	12/31/2018	1.05	0	0	0.75%	-5.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.30	0	$0	0.50%	-13.9%	12/31/2022	$1.32	0	$0	0.25%	-13.7%	12/31/2022	$1.34	0	$0	0.00%	-13.4%
12/31/2021	1.50	0	0	0.50%	9.2%	12/31/2021	1.52	0	0	0.25%	9.5%	12/31/2021	1.54	0	0	0.00%	9.7%
12/31/2020	1.38	0	0	0.50%	11.2%	12/31/2020	1.39	0	0	0.25%	11.5%	12/31/2020	1.41	0	0	0.00%	11.7%
12/31/2019	1.24	0	0	0.50%	17.2%	12/31/2019	1.25	0	0	0.25%	17.5%	12/31/2019	1.26	0	0	0.00%	17.8%
12/31/2018	1.06	0	0	0.50%	-5.1%	12/31/2018	1.06	0	0	0.25%	-4.9%	12/31/2018	1.07	0	0	0.00%	-4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.3%
2021	6.8%
2020	2.2%
2019	3.3%
2018	6.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2030 Portfolio R6 Class - 06-CPV

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$24,621,437	$29,842,796	2,513,947
Receivables: investments sold	15,250
Payables: investments purchased	-
Net assets	$24,636,687

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$24,636,687	19,493,656	$1.26
Band 100	-	-	1.28
Band 75	-	-	1.30
Band 50	-	-	1.32
Band 25	-	-	1.34
Band 0	-	-	1.36
Total	$24,636,687	19,493,656

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$766,195
Mortality & expense charges			(353,692)
Net investment income (loss)			412,503

Gain (loss) on investments:
Net realized gain (loss)			(1,045,200)
Realized gain distributions			776,546
Net change in unrealized appreciation (depreciation)			(5,532,509)
Net gain (loss)			(5,801,163)

Increase (decrease) in net assets from operations			$(5,388,660)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$412,503	$1,112,272
Net realized gain (loss)		(1,045,200)	198,734
Realized gain distributions		776,546	1,477,464
Net change in unrealized appreciation (depreciation)		(5,532,509)	(196,973)

Increase (decrease) in net assets from operations		(5,388,660)	2,591,497

Contract owner transactions:
Proceeds from units sold		7,286,220	20,160,777
Cost of units redeemed		(11,786,905)	(3,459,525)
Account charges		(10,404)	(14,075)
Increase (decrease)		(4,511,089)	16,687,177
Net increase (decrease)		(9,899,749)	19,278,674
Net assets, beginning		34,536,436	15,257,762
Net assets, ending		$24,636,687	$34,536,436

Units sold		5,592,680	14,407,846
Units redeemed		(9,180,526)	(2,448,216)
Net increase (decrease)		(3,587,846)	11,959,630
Units outstanding, beginning		23,081,502	11,121,872
Units outstanding, ending		19,493,656	23,081,502

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$46,384,815
Cost of units redeemed/account charges			(21,152,310)
Net investment income (loss)			1,845,325
Net realized gain (loss)			(918,731)
Realized gain distributions			3,698,947
Net change in unrealized appreciation (depreciation)			(5,221,359)
Net assets			$24,636,687

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.26	19,494	$24,637	1.25%	-15.5%	12/31/2022	$1.28	0	$0	1.00%	-15.3%	12/31/2022	$1.30	0	$0	0.75%	-15.1%
12/31/2021	1.50	23,082	34,536	1.25%	9.1%	12/31/2021	1.52	0	0	1.00%	9.3%	12/31/2021	1.53	0	0	0.75%	9.6%
12/31/2020	1.37	11,122	15,258	1.25%	11.7%	12/31/2020	1.39	0	0	1.00%	11.9%	12/31/2020	1.40	0	0	0.75%	12.2%
12/31/2019	1.23	6,097	7,490	1.25%	17.5%	12/31/2019	1.24	0	0	1.00%	17.8%	12/31/2019	1.25	0	0	0.75%	18.1%
12/31/2018	1.05	4,889	5,112	1.25%	-6.3%	12/31/2018	1.05	0	0	1.00%	-6.1%	12/31/2018	1.06	0	0	0.75%	-5.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.32	0	$0	0.50%	-14.9%	12/31/2022	$1.34	0	$0	0.25%	-14.7%	12/31/2022	$1.36	0	$0	0.00%	-14.5%
12/31/2021	1.55	0	0	0.50%	9.9%	12/31/2021	1.57	0	0	0.25%	10.2%	12/31/2021	1.59	0	0	0.00%	10.4%
12/31/2020	1.41	0	0	0.50%	12.5%	12/31/2020	1.43	0	0	0.25%	12.8%	12/31/2020	1.44	0	0	0.00%	13.1%
12/31/2019	1.26	0	0	0.50%	18.4%	12/31/2019	1.27	0	0	0.25%	18.7%	12/31/2019	1.28	0	0	0.00%	19.0%
12/31/2018	1.06	0	0	0.50%	-5.6%	12/31/2018	1.07	0	0	0.25%	-5.4%	12/31/2018	1.07	0	0	0.00%	-5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.6%
2021	6.1%
2020	2.1%
2019	2.4%
2018	4.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2035 Portfolio R6 Class - 06-CPW

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$21,983,040	$27,680,672	2,438,516
Receivables: investments sold	36,767
Payables: investments purchased	-
Net assets	$22,019,807

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$22,019,807	17,018,089	$1.29
Band 100	-	-	1.31
Band 75	-	-	1.33
Band 50	-	-	1.35
Band 25	-	-	1.37
Band 0	-	-	1.40
Total	$22,019,807	17,018,089

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$791,763
Mortality & expense charges			(330,827)
Net investment income (loss)			460,936

Gain (loss) on investments:
Net realized gain (loss)			(1,739,414)
Realized gain distributions			970,592
Net change in unrealized appreciation (depreciation)			(5,229,297)
Net gain (loss)			(5,998,119)

Increase (decrease) in net assets from operations			$(5,537,183)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$460,936	$1,408,965
Net realized gain (loss)		(1,739,414)	219,135
Realized gain distributions		970,592	1,761,866
Net change in unrealized appreciation (depreciation)		(5,229,297)	(686,469)

Increase (decrease) in net assets from operations		(5,537,183)	2,703,497

Contract owner transactions:
Proceeds from units sold		7,629,553	23,173,263
Cost of units redeemed		(14,134,096)	(3,348,731)
Account charges		(11,680)	(14,467)
Increase (decrease)		(6,516,223)	19,810,065
Net increase (decrease)		(12,053,406)	22,513,562
Net assets, beginning		34,073,213	11,559,651
Net assets, ending		$22,019,807	$34,073,213

Units sold		5,664,624	16,061,079
Units redeemed		(10,671,000)	(2,236,920)
Net increase (decrease)		(5,006,376)	13,824,159
Units outstanding, beginning		22,024,465	8,200,306
Units outstanding, ending		17,018,089	22,024,465

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$46,053,907
Cost of units redeemed/account charges			(22,988,539)
Net investment income (loss)			2,132,448
Net realized gain (loss)			(1,643,784)
Realized gain distributions			4,163,407
Net change in unrealized appreciation (depreciation)			(5,697,632)
Net assets			$22,019,807

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.29	17,018	$22,020	1.25%	-16.4%	12/31/2022	$1.31	0	$0	1.00%	-16.2%	12/31/2022	$1.33	0	$0	0.75%	-15.9%
12/31/2021	1.55	22,024	34,073	1.25%	9.7%	12/31/2021	1.57	0	0	1.00%	10.0%	12/31/2021	1.59	0	0	0.75%	10.3%
12/31/2020	1.41	8,200	11,560	1.25%	12.9%	12/31/2020	1.42	0	0	1.00%	13.2%	12/31/2020	1.44	0	0	0.75%	13.5%
12/31/2019	1.25	4,593	5,733	1.25%	18.9%	12/31/2019	1.26	0	0	1.00%	19.2%	12/31/2019	1.27	0	0	0.75%	19.5%
12/31/2018	1.05	2,662	2,794	1.25%	-7.0%	12/31/2018	1.06	0	0	1.00%	-6.7%	12/31/2018	1.06	0	0	0.75%	-6.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.35	0	$0	0.50%	-15.7%	12/31/2022	$1.37	0	$0	0.25%	-15.5%	12/31/2022	$1.40	0	$0	0.00%	-15.3%
12/31/2021	1.61	0	0	0.50%	10.6%	12/31/2021	1.63	0	0	0.25%	10.9%	12/31/2021	1.65	0	0	0.00%	11.1%
12/31/2020	1.45	0	0	0.50%	13.8%	12/31/2020	1.47	0	0	0.25%	14.1%	12/31/2020	1.48	0	0	0.00%	14.4%
12/31/2019	1.28	0	0	0.50%	19.8%	12/31/2019	1.29	0	0	0.25%	20.1%	12/31/2019	1.30	0	0	0.00%	20.4%
12/31/2018	1.07	0	0	0.50%	-6.3%	12/31/2018	1.07	0	0	0.25%	-6.0%	12/31/2018	1.08	0	0	0.00%	-5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.8%
2021	7.9%
2020	2.4%
2019	3.2%
2018	6.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2040 Portfolio R6 Class - 06-CPX

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$22,644,605	$27,778,244	2,265,904
Receivables: investments sold	14,436
Payables: investments purchased	-
Net assets	$22,659,041

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$22,659,041	17,062,916	$1.33
Band 100	-	-	1.35
Band 75	-	-	1.37
Band 50	-	-	1.39
Band 25	-	-	1.41
Band 0	-	-	1.43
Total	$22,659,041	17,062,916

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$637,179
Mortality & expense charges			(336,048)
Net investment income (loss)			301,131

Gain (loss) on investments:
Net realized gain (loss)			(1,449,546)
Realized gain distributions			977,708
Net change in unrealized appreciation (depreciation)			(5,725,017)
Net gain (loss)			(6,196,855)

Increase (decrease) in net assets from operations			$(5,895,724)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$301,131	$1,149,738
Net realized gain (loss)		(1,449,546)	317,904
Realized gain distributions		977,708	1,524,343
Net change in unrealized appreciation (depreciation)		(5,725,017)	(70,782)

Increase (decrease) in net assets from operations		(5,895,724)	2,921,203

Contract owner transactions:
Proceeds from units sold		8,241,616	20,196,925
Cost of units redeemed		(13,863,307)	(3,356,922)
Account charges		(11,096)	(18,116)
Increase (decrease)		(5,632,787)	16,821,887
Net increase (decrease)		(11,528,511)	19,743,090
Net assets, beginning		34,187,552	14,444,462
Net assets, ending		$22,659,041	$34,187,552

Units sold		5,955,552	13,578,278
Units redeemed		(10,229,424)	(2,203,511)
Net increase (decrease)		(4,273,872)	11,374,767
Units outstanding, beginning		21,336,788	9,962,021
Units outstanding, ending		17,062,916	21,336,788

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$44,786,605
Cost of units redeemed/account charges			(21,530,244)
Net investment income (loss)			1,710,186
Net realized gain (loss)			(1,268,026)
Realized gain distributions			4,094,159
Net change in unrealized appreciation (depreciation)			(5,133,639)
Net assets			$22,659,041

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.33	17,063	$22,659	1.25%	-17.1%	12/31/2022	$1.35	0	$0	1.00%	-16.9%	12/31/2022	$1.37	0	$0	0.75%	-16.7%
12/31/2021	1.60	21,337	34,188	1.25%	10.5%	12/31/2021	1.62	0	0	1.00%	10.8%	12/31/2021	1.64	0	0	0.75%	11.1%
12/31/2020	1.45	9,962	14,444	1.25%	14.1%	12/31/2020	1.46	0	0	1.00%	14.4%	12/31/2020	1.48	0	0	0.75%	14.7%
12/31/2019	1.27	5,749	7,306	1.25%	20.2%	12/31/2019	1.28	0	0	1.00%	20.5%	12/31/2019	1.29	0	0	0.75%	20.8%
12/31/2018	1.06	4,124	4,360	1.25%	-7.4%	12/31/2018	1.06	0	0	1.00%	-7.1%	12/31/2018	1.07	0	0	0.75%	-6.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.39	0	$0	0.50%	-16.5%	12/31/2022	$1.41	0	$0	0.25%	-16.3%	12/31/2022	$1.43	0	$0	0.00%	-16.1%
12/31/2021	1.66	0	0	0.50%	11.3%	12/31/2021	1.69	0	0	0.25%	11.6%	12/31/2021	1.71	0	0	0.00%	11.9%
12/31/2020	1.49	0	0	0.50%	15.0%	12/31/2020	1.51	0	0	0.25%	15.3%	12/31/2020	1.53	0	0	0.00%	15.5%
12/31/2019	1.30	0	0	0.50%	21.1%	12/31/2019	1.31	0	0	0.25%	21.4%	12/31/2019	1.32	0	0	0.00%	21.7%
12/31/2018	1.07	0	0	0.50%	-6.7%	12/31/2018	1.08	0	0	0.25%	-6.4%	12/31/2018	1.08	0	0	0.00%	-6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.2%
2021	6.4%
2020	1.9%
2019	2.5%
2018	4.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2045 Portfolio R6 Class - 06-CPY

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$19,425,517	$24,779,781	2,156,505
Receivables: investments sold	4,600
Payables: investments purchased	-
Net assets	$19,430,117

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$19,430,117	14,244,849	$1.36
Band 100	-	-	1.38
Band 75	-	-	1.41
Band 50	-	-	1.43
Band 25	-	-	1.45
Band 0	-	-	1.47
Total	$19,430,117	14,244,849

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$612,047
Mortality & expense charges			(266,981)
Net investment income (loss)			345,066

Gain (loss) on investments:
Net realized gain (loss)			(966,780)
Realized gain distributions			1,178,967
Net change in unrealized appreciation (depreciation)			(5,183,568)
Net gain (loss)			(4,971,381)

Increase (decrease) in net assets from operations			$(4,626,315)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$345,066	$1,078,672
Net realized gain (loss)		(966,780)	277,442
Realized gain distributions		1,178,967	1,411,899
Net change in unrealized appreciation (depreciation)		(5,183,568)	(472,748)

Increase (decrease) in net assets from operations		(4,626,315)	2,295,265

Contract owner transactions:
Proceeds from units sold		7,920,099	15,781,102
Cost of units redeemed		(8,885,016)	(3,347,924)
Account charges		(9,644)	(14,723)
Increase (decrease)		(974,561)	12,418,455
Net increase (decrease)		(5,600,876)	14,713,720
Net assets, beginning		25,030,993	10,317,273
Net assets, ending		$19,430,117	$25,030,993

Units sold		5,548,226	10,276,650
Units redeemed		(6,396,081)	(2,108,406)
Net increase (decrease)		(847,855)	8,168,244
Units outstanding, beginning		15,092,704	6,924,460
Units outstanding, ending		14,244,849	15,092,704

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$35,745,160
Cost of units redeemed/account charges			(15,801,714)
Net investment income (loss)			1,652,291
Net realized gain (loss)			(907,505)
Realized gain distributions			4,096,149
Net change in unrealized appreciation (depreciation)			(5,354,264)
Net assets			$19,430,117

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.36	14,245	$19,430	1.25%	-17.8%	12/31/2022	$1.38	0	$0	1.00%	-17.6%	12/31/2022	$1.41	0	$0	0.75%	-17.3%
12/31/2021	1.66	15,093	25,031	1.25%	11.3%	12/31/2021	1.68	0	0	1.00%	11.6%	12/31/2021	1.70	0	0	0.75%	11.9%
12/31/2020	1.49	6,924	10,317	1.25%	15.3%	12/31/2020	1.51	0	0	1.00%	15.6%	12/31/2020	1.52	0	0	0.75%	15.9%
12/31/2019	1.29	3,899	5,037	1.25%	21.6%	12/31/2019	1.30	0	0	1.00%	21.9%	12/31/2019	1.31	0	0	0.75%	22.2%
12/31/2018	1.06	2,804	2,978	1.25%	-8.0%	12/31/2018	1.07	0	0	1.00%	-7.8%	12/31/2018	1.07	0	0	0.75%	-7.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.43	0	$0	0.50%	-17.1%	12/31/2022	$1.45	0	$0	0.25%	-16.9%	12/31/2022	$1.47	0	$0	0.00%	-16.7%
12/31/2021	1.72	0	0	0.50%	12.1%	12/31/2021	1.74	0	0	0.25%	12.4%	12/31/2021	1.77	0	0	0.00%	12.7%
12/31/2020	1.54	0	0	0.50%	16.2%	12/31/2020	1.55	0	0	0.25%	16.5%	12/31/2020	1.57	0	0	0.00%	16.8%
12/31/2019	1.32	0	0	0.50%	22.5%	12/31/2019	1.33	0	0	0.25%	22.9%	12/31/2019	1.34	0	0	0.00%	23.2%
12/31/2018	1.08	0	0	0.50%	-7.3%	12/31/2018	1.08	0	0	0.25%	-7.1%	12/31/2018	1.09	0	0	0.00%	-6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.8%
2021	7.8%
2020	2.2%
2019	2.9%
2018	5.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2050 Portfolio R6 Class - 06-CRC

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,036,321	$19,539,964	1,511,397
Receivables: investments sold	14,717
Payables: investments purchased	-
Net assets	$16,051,038

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$16,051,038	11,441,417	$1.40
Band 100	-	-	1.42
Band 75	-	-	1.45
Band 50	-	-	1.47
Band 25	-	-	1.49
Band 0	-	-	1.51
Total	$16,051,038	11,441,417

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$356,569
Mortality & expense charges			(223,158)
Net investment income (loss)			133,411

Gain (loss) on investments:
Net realized gain (loss)			(768,215)
Realized gain distributions			857,784
Net change in unrealized appreciation (depreciation)			(4,200,165)
Net gain (loss)			(4,110,596)

Increase (decrease) in net assets from operations			$(3,977,185)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$133,411	$706,597
Net realized gain (loss)		(768,215)	288,093
Realized gain distributions		857,784	753,256
Net change in unrealized appreciation (depreciation)		(4,200,165)	201,697

Increase (decrease) in net assets from operations		(3,977,185)	1,949,643

Contract owner transactions:
Proceeds from units sold		7,872,712	13,836,336
Cost of units redeemed		(8,246,333)	(2,485,180)
Account charges		(9,811)	(13,087)
Increase (decrease)		(383,432)	11,338,069
Net increase (decrease)		(4,360,617)	13,287,712
Net assets, beginning		20,411,655	7,123,943
Net assets, ending		$16,051,038	$20,411,655

Units sold		5,350,817	8,826,650
Units redeemed		(5,827,223)	(1,581,000)
Net increase (decrease)		(476,406)	7,245,650
Units outstanding, beginning		11,917,823	4,672,173
Units outstanding, ending		11,441,417	11,917,823

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$30,953,492
Cost of units redeemed/account charges			(14,207,300)
Net investment income (loss)			950,926
Net realized gain (loss)			(573,341)
Realized gain distributions			2,430,904
Net change in unrealized appreciation (depreciation)			(3,503,643)
Net assets			$16,051,038

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.40	11,441	$16,051	1.25%	-18.1%	12/31/2022	$1.42	0	$0	1.00%	-17.9%	12/31/2022	$1.45	0	$0	0.75%	-17.7%
12/31/2021	1.71	11,918	20,412	1.25%	12.3%	12/31/2021	1.73	0	0	1.00%	12.6%	12/31/2021	1.76	0	0	0.75%	12.9%
12/31/2020	1.52	4,672	7,124	1.25%	16.5%	12/31/2020	1.54	0	0	1.00%	16.8%	12/31/2020	1.56	0	0	0.75%	17.1%
12/31/2019	1.31	2,595	3,397	1.25%	22.8%	12/31/2019	1.32	0	0	1.00%	23.1%	12/31/2019	1.33	0	0	0.75%	23.5%
12/31/2018	1.07	2,337	2,491	1.25%	-8.5%	12/31/2018	1.07	0	0	1.00%	-8.3%	12/31/2018	1.08	0	0	0.75%	-8.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.47	0	$0	0.50%	-17.5%	12/31/2022	$1.49	0	$0	0.25%	-17.3%	12/31/2022	$1.51	0	$0	0.00%	-17.1%
12/31/2021	1.78	0	0	0.50%	13.2%	12/31/2021	1.80	0	0	0.25%	13.5%	12/31/2021	1.82	0	0	0.00%	13.7%
12/31/2020	1.57	0	0	0.50%	17.4%	12/31/2020	1.59	0	0	0.25%	17.6%	12/31/2020	1.60	0	0	0.00%	17.9%
12/31/2019	1.34	0	0	0.50%	23.8%	12/31/2019	1.35	0	0	0.25%	24.1%	12/31/2019	1.36	0	0	0.00%	24.4%
12/31/2018	1.08	0	0	0.50%	-7.8%	12/31/2018	1.09	0	0	0.25%	-7.6%	12/31/2018	1.09	0	0	0.00%	-7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.0%
2021	6.8%
2020	1.7%
2019	2.1%
2018	4.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2055 Portfolio R6 Class - 06-CRF

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,111,221	$12,416,481	906,709
Receivables: investments sold	16,725
Payables: investments purchased	-
Net assets	$10,127,946

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,127,946	7,146,246	$1.42
Band 100	-	-	1.44
Band 75	-	-	1.46
Band 50	-	-	1.48
Band 25	-	-	1.51
Band 0	-	-	1.53
Total	$10,127,946	7,146,246

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$224,206
Mortality & expense charges			(144,418)
Net investment income (loss)			79,788

Gain (loss) on investments:
Net realized gain (loss)			(727,744)
Realized gain distributions			524,181
Net change in unrealized appreciation (depreciation)			(2,582,135)
Net gain (loss)			(2,785,698)

Increase (decrease) in net assets from operations			$(2,705,910)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$79,788	$495,520
Net realized gain (loss)		(727,744)	547,194
Realized gain distributions		524,181	530,984
Net change in unrealized appreciation (depreciation)		(2,582,135)	(138,914)

Increase (decrease) in net assets from operations		(2,705,910)	1,434,784

Contract owner transactions:
Proceeds from units sold		5,630,911	10,774,462
Cost of units redeemed		(6,451,715)	(3,669,549)
Account charges		(7,455)	(10,666)
Increase (decrease)		(828,259)	7,094,247
Net increase (decrease)		(3,534,169)	8,529,031
Net assets, beginning		13,662,115	5,133,084
Net assets, ending		$10,127,946	$13,662,115

Units sold		3,773,414	6,730,049
Units redeemed		(4,500,728)	(2,194,249)
Net increase (decrease)		(727,314)	4,535,800
Units outstanding, beginning		7,873,560	3,337,760
Units outstanding, ending		7,146,246	7,873,560

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$22,035,091
Cost of units redeemed/account charges			(11,510,885)
Net investment income (loss)			648,838
Net realized gain (loss)			(235,431)
Realized gain distributions			1,495,593
Net change in unrealized appreciation (depreciation)			(2,305,260)
Net assets			$10,127,946

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.42	7,146	$10,128	1.25%	-18.3%	12/31/2022	$1.44	0	$0	1.00%	-18.1%	12/31/2022	$1.46	0	$0	0.75%	-17.9%
12/31/2021	1.74	7,874	13,662	1.25%	12.8%	12/31/2021	1.76	0	0	1.00%	13.1%	12/31/2021	1.78	0	0	0.75%	13.4%
12/31/2020	1.54	3,338	5,133	1.25%	16.9%	12/31/2020	1.55	0	0	1.00%	17.2%	12/31/2020	1.57	0	0	0.75%	17.5%
12/31/2019	1.32	1,430	1,881	1.25%	23.3%	12/31/2019	1.33	0	0	1.00%	23.6%	12/31/2019	1.34	0	0	0.75%	23.9%
12/31/2018	1.07	1,172	1,250	1.25%	-8.8%	12/31/2018	1.07	0	0	1.00%	-8.6%	12/31/2018	1.08	0	0	0.75%	-8.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.48	0	$0	0.50%	-17.7%	12/31/2022	$1.51	0	$0	0.25%	-17.5%	12/31/2022	$1.53	0	$0	0.00%	-17.3%
12/31/2021	1.80	0	0	0.50%	13.7%	12/31/2021	1.83	0	0	0.25%	14.0%	12/31/2021	1.85	0	0	0.00%	14.2%
12/31/2020	1.59	0	0	0.50%	17.8%	12/31/2020	1.60	0	0	0.25%	18.1%	12/31/2020	1.62	0	0	0.00%	18.4%
12/31/2019	1.35	0	0	0.50%	24.2%	12/31/2019	1.36	0	0	0.25%	24.5%	12/31/2019	1.37	0	0	0.00%	24.9%
12/31/2018	1.08	0	0	0.50%	-8.1%	12/31/2018	1.09	0	0	0.25%	-7.9%	12/31/2018	1.09	0	0	0.00%	-7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.9%
2021	7.0%
2020	1.9%
2019	2.3%
2018	5.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2060 Portfolio R6 Class - 06-CRG

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,156,857	$4,985,512	334,318
Receivables: investments sold	5,409
Payables: investments purchased	-
Net assets	$4,162,266

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,162,266	2,916,748	$1.43
Band 100	-	-	1.45
Band 75	-	-	1.47
Band 50	-	-	1.49
Band 25	-	-	1.52
Band 0	-	-	1.54
Total	$4,162,266	2,916,748

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$78,483
Mortality & expense charges			(55,655)
Net investment income (loss)			22,828

Gain (loss) on investments:
Net realized gain (loss)			(235,768)
Realized gain distributions			223,054
Net change in unrealized appreciation (depreciation)			(1,000,640)
Net gain (loss)			(1,013,354)

Increase (decrease) in net assets from operations			$(990,526)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$22,828	$149,150
Net realized gain (loss)		(235,768)	205,926
Realized gain distributions		223,054	89,428
Net change in unrealized appreciation (depreciation)		(1,000,640)	11,595

Increase (decrease) in net assets from operations		(990,526)	456,099

Contract owner transactions:
Proceeds from units sold		2,936,277	3,963,418
Cost of units redeemed		(2,382,007)	(1,104,590)
Account charges		(4,615)	(5,292)
Increase (decrease)		549,655	2,853,536
Net increase (decrease)		(440,871)	3,309,635
Net assets, beginning		4,603,137	1,293,502
Net assets, ending		$4,162,266	$4,603,137

Units sold		1,964,108	2,436,129
Units redeemed		(1,676,464)	(644,184)
Net increase (decrease)		287,644	1,791,945
Units outstanding, beginning		2,629,104	837,159
Units outstanding, ending		2,916,748	2,629,104

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$8,282,277
Cost of units redeemed/account charges			(3,815,816)
Net investment income (loss)			182,505
Net realized gain (loss)			(21,461)
Realized gain distributions			363,416
Net change in unrealized appreciation (depreciation)			(828,655)
Net assets			$4,162,266

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.43	2,917	$4,162	1.25%	-18.5%	12/31/2022	$1.45	0	$0	1.00%	-18.3%	12/31/2022	$1.47	0	$0	0.75%	-18.1%
12/31/2021	1.75	2,629	4,603	1.25%	13.3%	12/31/2021	1.77	0	0	1.00%	13.6%	12/31/2021	1.80	0	0	0.75%	13.9%
12/31/2020	1.55	837	1,294	1.25%	17.0%	12/31/2020	1.56	0	0	1.00%	17.3%	12/31/2020	1.58	0	0	0.75%	17.6%
12/31/2019	1.32	347	458	1.25%	23.9%	12/31/2019	1.33	0	0	1.00%	24.2%	12/31/2019	1.34	0	0	0.75%	24.5%
12/31/2018	1.07	88	94	1.25%	-9.0%	12/31/2018	1.07	0	0	1.00%	-8.8%	12/31/2018	1.08	0	0	0.75%	-8.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.49	0	$0	0.50%	-17.9%	12/31/2022	$1.52	0	$0	0.25%	-17.7%	12/31/2022	$1.54	0	$0	0.00%	-17.5%
12/31/2021	1.82	0	0	0.50%	14.2%	12/31/2021	1.84	0	0	0.25%	14.5%	12/31/2021	1.87	0	0	0.00%	14.7%
12/31/2020	1.59	0	0	0.50%	17.9%	12/31/2020	1.61	0	0	0.25%	18.2%	12/31/2020	1.63	0	0	0.00%	18.5%
12/31/2019	1.35	0	0	0.50%	24.8%	12/31/2019	1.36	0	0	0.25%	25.1%	12/31/2019	1.37	0	0	0.00%	25.5%
12/31/2018	1.08	0	0	0.50%	-8.3%	12/31/2018	1.09	0	0	0.25%	-8.1%	12/31/2018	1.09	0	0	0.00%	-7.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.8%
2021	6.8%
2020	1.7%
2019	2.7%
2018	5.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Mid Cap Value Fund R6 Class - 06-CRJ

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$26,834,901	$30,545,014	1,720,224
Receivables: investments sold	-
Payables: investments purchased	(274,641)
Net assets	$26,560,260

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$26,560,260	18,461,715	$1.44
Band 100	-	-	1.46
Band 75	-	-	1.48
Band 50	-	-	1.51
Band 25	-	-	1.53
Band 0	-	-	1.55
Total	$26,560,260	18,461,715

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$499,976
Mortality & expense charges			(331,139)
Net investment income (loss)			168,837

Gain (loss) on investments:
Net realized gain (loss)			54,574
Realized gain distributions			3,443,927
Net change in unrealized appreciation (depreciation)			(3,678,268)
Net gain (loss)			(179,767)

Increase (decrease) in net assets from operations			$(10,930)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$168,837	$161,605
Net realized gain (loss)		54,574	687,746
Realized gain distributions		3,443,927	5,565,279
Net change in unrealized appreciation (depreciation)		(3,678,268)	(959,457)

Increase (decrease) in net assets from operations		(10,930)	5,455,173

Contract owner transactions:
Proceeds from units sold		14,136,337	32,031,908
Cost of units redeemed		(31,142,579)	(6,633,557)
Account charges		(37,216)	(29,535)
Increase (decrease)		(17,043,458)	25,368,816
Net increase (decrease)		(17,054,388)	30,823,989
Net assets, beginning		43,614,648	12,790,659
Net assets, ending		$26,560,260	$43,614,648

Units sold		10,216,758	23,944,244
Units redeemed		(21,356,442)	(4,935,786)
Net increase (decrease)		(11,139,684)	19,008,458
Units outstanding, beginning		29,601,399	10,592,941
Units outstanding, ending		18,461,715	29,601,399

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$66,591,225
Cost of units redeemed/account charges			(46,984,638)
Net investment income (loss)			493,042
Net realized gain (loss)			473,611
Realized gain distributions			9,697,133
Net change in unrealized appreciation (depreciation)			(3,710,113)
Net assets			$26,560,260

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.44	18,462	$26,560	1.25%	-2.4%	12/31/2022	$1.46	0	$0	1.00%	-2.1%	12/31/2022	$1.48	0	$0	0.75%	-1.9%
12/31/2021	1.47	29,593	43,602	1.25%	22.0%	12/31/2021	1.49	8	12	1.00%	22.3%	12/31/2021	1.51	0	0	0.75%	22.6%
12/31/2020	1.21	10,593	12,791	1.25%	0.7%	12/31/2020	1.22	0	0	1.00%	1.0%	12/31/2020	1.23	0	0	0.75%	1.2%
12/31/2019	1.20	9,420	11,295	1.25%	27.7%	12/31/2019	1.21	0	0	1.00%	28.0%	12/31/2019	1.22	0	0	0.75%	28.3%
12/31/2018	0.94	5,733	5,383	1.25%	-13.7%	12/31/2018	0.94	0	0	1.00%	-13.5%	12/31/2018	0.95	0	0	0.75%	-13.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.51	0	$0	0.50%	-1.6%	12/31/2022	$1.53	0	$0	0.25%	-1.4%	12/31/2022	$1.55	0	$0	0.00%	-1.1%
12/31/2021	1.53	0	0	0.50%	22.9%	12/31/2021	1.55	0	0	0.25%	23.2%	12/31/2021	1.57	0	0	0.00%	23.6%
12/31/2020	1.24	0	0	0.50%	1.5%	12/31/2020	1.26	0	0	0.25%	1.7%	12/31/2020	1.27	0	0	0.00%	2.0%
12/31/2019	1.23	0	0	0.50%	28.7%	12/31/2019	1.24	0	0	0.25%	29.0%	12/31/2019	1.25	0	0	0.00%	29.3%
12/31/2018	0.95	0	0	0.50%	-13.1%	12/31/2018	0.96	0	0	0.25%	-12.9%	12/31/2018	0.96	0	0	0.00%	-12.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.4%
2021	1.9%
2020	1.7%
2019	1.9%
2018	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Real Estate Fund R6 Class - 06-CRK

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$398,395	$491,718	17,324
Receivables: investments sold	766
Payables: investments purchased	-
Net assets	$399,161

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$399,161	329,049	$1.21
Band 100	-	-	1.23
Band 75	-	-	1.25
Band 50	-	-	1.27
Band 25	-	-	1.29
Band 0	-	-	1.31
Total	$399,161	329,049

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$9,418
Mortality & expense charges			(4,924)
Net investment income (loss)			4,494

Gain (loss) on investments:
Net realized gain (loss)			2,488
Realized gain distributions			31,425
Net change in unrealized appreciation (depreciation)			(156,731)
Net gain (loss)			(122,818)

Increase (decrease) in net assets from operations			$(118,324)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,494	$2,437
Net realized gain (loss)		2,488	10,130
Realized gain distributions		31,425	39,106
Net change in unrealized appreciation (depreciation)		(156,731)	76,640

Increase (decrease) in net assets from operations		(118,324)	128,313

Contract owner transactions:
Proceeds from units sold		132,802	82,428
Cost of units redeemed		(60,026)	(90,595)
Account charges		(1,382)	(1,118)
Increase (decrease)		71,394	(9,285)
Net increase (decrease)		(46,930)	119,028
Net assets, beginning		446,091	327,063
Net assets, ending		$399,161	$446,091

Units sold		99,038	62,613
Units redeemed		(44,315)	(69,990)
Net increase (decrease)		54,723	(7,377)
Units outstanding, beginning		274,326	281,703
Units outstanding, ending		329,049	274,326

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,124,286
Cost of units redeemed/account charges			(769,613)
Net investment income (loss)			21,616
Net realized gain (loss)			(14,402)
Realized gain distributions			130,597
Net change in unrealized appreciation (depreciation)			(93,323)
Net assets			$399,161

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.21	329	$399	1.25%	-25.4%	12/31/2022	$1.23	0	$0	1.00%	-25.2%	12/31/2022	$1.25	0	$0	0.75%	-25.0%
12/31/2021	1.63	274	446	1.25%	40.1%	12/31/2021	1.65	0	0	1.00%	40.4%	12/31/2021	1.67	0	0	0.75%	40.8%
12/31/2020	1.16	282	327	1.25%	-9.2%	12/31/2020	1.17	0	0	1.00%	-8.9%	12/31/2020	1.18	0	0	0.75%	-8.7%
12/31/2019	1.28	327	418	1.25%	29.5%	12/31/2019	1.29	0	0	1.00%	29.8%	12/31/2019	1.30	0	0	0.75%	30.2%
12/31/2018	0.99	288	284	1.25%	-5.8%	12/31/2018	0.99	0	0	1.00%	-5.6%	12/31/2018	1.00	0	0	0.75%	-5.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.27	0	$0	0.50%	-24.8%	12/31/2022	$1.29	0	$0	0.25%	-24.7%	12/31/2022	$1.31	0	$0	0.00%	-24.5%
12/31/2021	1.69	0	0	0.50%	41.1%	12/31/2021	1.71	0	0	0.25%	41.5%	12/31/2021	1.73	0	0	0.00%	41.8%
12/31/2020	1.20	0	0	0.50%	-8.5%	12/31/2020	1.21	0	0	0.25%	-8.2%	12/31/2020	1.22	0	0	0.00%	-8.0%
12/31/2019	1.31	0	0	0.50%	30.5%	12/31/2019	1.32	0	0	0.25%	30.8%	12/31/2019	1.33	0	0	0.00%	31.1%
12/31/2018	1.00	0	0	0.50%	-5.1%	12/31/2018	1.01	0	0	0.25%	-4.9%	12/31/2018	1.01	0	0	0.00%	-4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.2%
2021	1.8%
2020	1.9%
2019	2.7%
2018	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Small Cap Value Fund R6 Class - 06-CRM

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,672,097	$11,698,227	1,168,508
Receivables: investments sold	8,066
Payables: investments purchased	-
Net assets	$10,680,163

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,552,198	7,196,538	$1.47
Band 100	-	-	1.49
Band 75	127,965	84,667	1.51
Band 50	-	-	1.53
Band 25	-	-	1.56
Band 0	-	-	1.58
Total	$10,680,163	7,281,205

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$122,869
Mortality & expense charges			(134,029)
Net investment income (loss)			(11,160)

Gain (loss) on investments:
Net realized gain (loss)			234,157
Realized gain distributions			285,054
Net change in unrealized appreciation (depreciation)			(2,387,225)
Net gain (loss)			(1,868,014)

Increase (decrease) in net assets from operations			$(1,879,174)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(11,160)	$(31,436)
Net realized gain (loss)		234,157	436,102
Realized gain distributions		285,054	568,864
Net change in unrealized appreciation (depreciation)		(2,387,225)	615,132

Increase (decrease) in net assets from operations		(1,879,174)	1,588,662

Contract owner transactions:
Proceeds from units sold		8,761,870	4,876,048
Cost of units redeemed		(4,952,372)	(1,863,741)
Account charges		(12,079)	(6,281)
Increase (decrease)		3,797,419	3,006,026
Net increase (decrease)		1,918,245	4,594,688
Net assets, beginning		8,761,918	4,167,230
Net assets, ending		$10,680,163	$8,761,918

Units sold		5,630,560	2,936,522
Units redeemed		(3,392,046)	(1,148,999)
Net increase (decrease)		2,238,514	1,787,523
Units outstanding, beginning		5,042,691	3,255,168
Units outstanding, ending		7,281,205	5,042,691

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$18,407,073
Cost of units redeemed/account charges			(8,187,429)
Net investment income (loss)			(54,478)
Net realized gain (loss)			576,756
Realized gain distributions			964,371
Net change in unrealized appreciation (depreciation)			(1,026,130)
Net assets			$10,680,163

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.47	7,197	$10,552	1.25%	-15.6%	12/31/2022	$1.49	0	$0	1.00%	-15.4%	12/31/2022	$1.51	85	$128	0.75%	-15.2%
12/31/2021	1.74	4,961	8,616	1.25%	35.7%	12/31/2021	1.76	0	0	1.00%	36.1%	12/31/2021	1.78	82	146	0.75%	36.4%
12/31/2020	1.28	3,191	4,083	1.25%	8.0%	12/31/2020	1.29	0	0	1.00%	8.2%	12/31/2020	1.31	64	84	0.75%	8.5%
12/31/2019	1.19	2,140	2,536	1.25%	32.2%	12/31/2019	1.19	0	0	1.00%	32.6%	12/31/2019	1.20	103	124	0.75%	32.9%
12/31/2018	0.90	267	239	1.25%	-17.8%	12/31/2018	0.90	0	0	1.00%	-17.6%	12/31/2018	0.91	111	100	0.75%	-17.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.53	0	$0	0.50%	-14.9%	12/31/2022	$1.56	0	$0	0.25%	-14.7%	12/31/2022	$1.58	0	$0	0.00%	-14.5%
12/31/2021	1.80	0	0	0.50%	36.7%	12/31/2021	1.83	0	0	0.25%	37.1%	12/31/2021	1.85	0	0	0.00%	37.4%
12/31/2020	1.32	0	0	0.50%	8.8%	12/31/2020	1.33	0	0	0.25%	9.1%	12/31/2020	1.35	0	0	0.00%	9.3%
12/31/2019	1.21	0	0	0.50%	33.2%	12/31/2019	1.22	0	0	0.25%	33.6%	12/31/2019	1.23	0	0	0.00%	33.9%
12/31/2018	0.91	0	0	0.50%	-17.2%	12/31/2018	0.91	0	0	0.25%	-17.0%	12/31/2018	0.92	0	0	0.00%	-16.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.3%
2021	0.7%
2020	0.7%
2019	0.7%
2018	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Strategic Allocation: Aggressive Fund R6 Class - 06-CRN

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,157,991	$5,516,028	643,390
Receivables: investments sold	30,483
Payables: investments purchased	-
Net assets	$4,188,474

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,188,474	2,836,816	$1.48
Band 100	-	-	1.50
Band 75	-	-	1.52
Band 50	-	-	1.55
Band 25	-	-	1.57
Band 0	-	-	1.59
Total	$4,188,474	2,836,816

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$83,253
Mortality & expense charges			(56,010)
Net investment income (loss)			27,243

Gain (loss) on investments:
Net realized gain (loss)			(145,270)
Realized gain distributions			151,025
Net change in unrealized appreciation (depreciation)			(870,934)
Net gain (loss)			(865,179)

Increase (decrease) in net assets from operations			$(837,936)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$27,243	$73,361
Net realized gain (loss)		(145,270)	52,845
Realized gain distributions		151,025	526,353
Net change in unrealized appreciation (depreciation)		(870,934)	(542,225)

Increase (decrease) in net assets from operations		(837,936)	110,334

Contract owner transactions:
Proceeds from units sold		349,251	5,796,706
Cost of units redeemed		(500,943)	(1,772,948)
Account charges		(1,094)	(603)
Increase (decrease)		(152,786)	4,023,155
Net increase (decrease)		(990,722)	4,133,489
Net assets, beginning		5,179,196	1,045,707
Net assets, ending		$4,188,474	$5,179,196

Units sold		227,702	4,847,055
Units redeemed		(332,157)	(2,582,816)
Net increase (decrease)		(104,455)	2,264,239
Units outstanding, beginning		2,941,271	677,032
Units outstanding, ending		2,836,816	2,941,271

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$11,637,305
Cost of units redeemed/account charges			(7,386,716)
Net investment income (loss)			104,851
Net realized gain (loss)			85,595
Realized gain distributions			1,105,476
Net change in unrealized appreciation (depreciation)			(1,358,037)
Net assets			$4,188,474

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.48	2,837	$4,188	1.25%	-16.2%	12/31/2022	$1.50	0	$0	1.00%	-15.9%	12/31/2022	$1.52	0	$0	0.75%	-15.7%
12/31/2021	1.76	2,941	5,179	1.25%	14.0%	12/31/2021	1.78	0	0	1.00%	14.3%	12/31/2021	1.81	0	0	0.75%	14.6%
12/31/2020	1.54	677	1,046	1.25%	17.3%	12/31/2020	1.56	0	0	1.00%	17.6%	12/31/2020	1.58	0	0	0.75%	17.9%
12/31/2019	1.32	1,047	1,379	1.25%	23.2%	12/31/2019	1.33	0	0	1.00%	23.5%	12/31/2019	1.34	0	0	0.75%	23.8%
12/31/2018	1.07	1,173	1,253	1.25%	-8.7%	12/31/2018	1.07	0	0	1.00%	-8.5%	12/31/2018	1.08	0	0	0.75%	-8.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.55	0	$0	0.50%	-15.5%	12/31/2022	$1.57	0	$0	0.25%	-15.3%	12/31/2022	$1.59	0	$0	0.00%	-15.1%
12/31/2021	1.83	0	0	0.50%	14.9%	12/31/2021	1.85	0	0	0.25%	15.2%	12/31/2021	1.88	0	0	0.00%	15.4%
12/31/2020	1.59	0	0	0.50%	18.2%	12/31/2020	1.61	0	0	0.25%	18.5%	12/31/2020	1.62	0	0	0.00%	18.8%
12/31/2019	1.35	0	0	0.50%	24.2%	12/31/2019	1.36	0	0	0.25%	24.5%	12/31/2019	1.37	0	0	0.00%	24.8%
12/31/2018	1.09	0	0	0.50%	-8.1%	12/31/2018	1.09	0	0	0.25%	-7.8%	12/31/2018	1.10	0	0	0.00%	-7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.8%
2021	3.1%
2020	0.9%
2019	2.5%
2018	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Strategic Allocation: Moderate Fund R6 Class - 06-CRR

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,726,773	$2,107,851	313,580
Receivables: investments sold	1,054
Payables: investments purchased	-
Net assets	$1,727,827

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,727,827	1,266,216	$1.36
Band 100	-	-	1.39
Band 75	-	-	1.41
Band 50	-	-	1.43
Band 25	-	-	1.45
Band 0	-	-	1.47
Total	$1,727,827	1,266,216

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$32,507
Mortality & expense charges			(25,541)
Net investment income (loss)			6,966

Gain (loss) on investments:
Net realized gain (loss)			(102,919)
Realized gain distributions			66,778
Net change in unrealized appreciation (depreciation)			(353,918)
Net gain (loss)			(390,059)

Increase (decrease) in net assets from operations			$(383,093)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,966	$11,792
Net realized gain (loss)		(102,919)	28,950
Realized gain distributions		66,778	207,831
Net change in unrealized appreciation (depreciation)		(353,918)	(26,098)

Increase (decrease) in net assets from operations		(383,093)	222,475

Contract owner transactions:
Proceeds from units sold		224,708	940,750
Cost of units redeemed		(580,255)	(934,906)
Account charges		(1,628)	(1,060)
Increase (decrease)		(357,175)	4,784
Net increase (decrease)		(740,268)	227,259
Net assets, beginning		2,468,095	2,240,836
Net assets, ending		$1,727,827	$2,468,095

Units sold		158,692	965,443
Units redeemed		(421,786)	(980,977)
Net increase (decrease)		(263,094)	(15,534)
Units outstanding, beginning		1,529,310	1,544,844
Units outstanding, ending		1,266,216	1,529,310

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$6,229,661
Cost of units redeemed/account charges			(4,987,154)
Net investment income (loss)			55,925
Net realized gain (loss)			42,452
Realized gain distributions			768,021
Net change in unrealized appreciation (depreciation)			(381,078)
Net assets			$1,727,827

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.36	1,266	$1,728	1.25%	-15.4%	12/31/2022	$1.39	0	$0	1.00%	-15.2%	12/31/2022	$1.41	0	$0	0.75%	-15.0%
12/31/2021	1.61	1,529	2,468	1.25%	11.3%	12/31/2021	1.63	0	0	1.00%	11.5%	12/31/2021	1.66	0	0	0.75%	11.8%
12/31/2020	1.45	1,545	2,241	1.25%	15.2%	12/31/2020	1.47	0	0	1.00%	15.5%	12/31/2020	1.48	0	0	0.75%	15.8%
12/31/2019	1.26	1,503	1,893	1.25%	19.6%	12/31/2019	1.27	0	0	1.00%	19.9%	12/31/2019	1.28	0	0	0.75%	20.2%
12/31/2018	1.05	1,387	1,460	1.25%	-7.2%	12/31/2018	1.06	0	0	1.00%	-7.0%	12/31/2018	1.06	0	0	0.75%	-6.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.43	0	$0	0.50%	-14.8%	12/31/2022	$1.45	0	$0	0.25%	-14.6%	12/31/2022	$1.47	0	$0	0.00%	-14.4%
12/31/2021	1.68	0	0	0.50%	12.1%	12/31/2021	1.70	0	0	0.25%	12.4%	12/31/2021	1.72	0	0	0.00%	12.7%
12/31/2020	1.50	0	0	0.50%	16.1%	12/31/2020	1.51	0	0	0.25%	16.3%	12/31/2020	1.53	0	0	0.00%	16.6%
12/31/2019	1.29	0	0	0.50%	20.5%	12/31/2019	1.30	0	0	0.25%	20.8%	12/31/2019	1.31	0	0	0.00%	21.1%
12/31/2018	1.07	0	0	0.50%	-6.5%	12/31/2018	1.07	0	0	0.25%	-6.3%	12/31/2018	1.08	0	0	0.00%	-6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.5%
2021	1.6%
2020	1.3%
2019	2.0%
2018	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Ultra Fund R6 Class - 06-CRT

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,336,203	$17,843,137	278,502
Receivables: investments sold	17,438
Payables: investments purchased	-
Net assets	$16,353,641

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$16,353,641	7,800,732	$2.10
Band 100	-	-	2.13
Band 75	-	-	2.16
Band 50	-	-	2.19
Band 25	-	-	2.23
Band 0	-	-	2.26
Total	$16,353,641	7,800,732

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(74,941)
Net investment income (loss)			(74,941)

Gain (loss) on investments:
Net realized gain (loss)			277,176
Realized gain distributions			1,067,238
Net change in unrealized appreciation (depreciation)			(2,492,072)
Net gain (loss)			(1,147,658)

Increase (decrease) in net assets from operations			$(1,222,599)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(74,941)	$(33,062)
Net realized gain (loss)		277,176	129,609
Realized gain distributions		1,067,238	183,170
Net change in unrealized appreciation (depreciation)		(2,492,072)	225,113

Increase (decrease) in net assets from operations		(1,222,599)	504,830

Contract owner transactions:
Proceeds from units sold		16,013,721	392,354
Cost of units redeemed		(1,467,013)	(363,342)
Account charges		(12,634)	(8,077)
Increase (decrease)		14,534,074	20,935
Net increase (decrease)		13,311,475	525,765
Net assets, beginning		3,042,166	2,516,401
Net assets, ending		$16,353,641	$3,042,166

Units sold		7,491,344	129,630
Units redeemed		(661,862)	(139,388)
Net increase (decrease)		6,829,482	(9,758)
Units outstanding, beginning		971,250	981,008
Units outstanding, ending		7,800,732	971,250

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$18,257,151
Cost of units redeemed/account charges			(2,124,648)
Net investment income (loss)			(145,618)
Net realized gain (loss)			441,288
Realized gain distributions			1,432,402
Net change in unrealized appreciation (depreciation)			(1,506,934)
Net assets			$16,353,641

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.10	7,801	$16,354	1.25%	-33.1%	12/31/2022	$2.13	0	$0	1.00%	-32.9%	12/31/2022	$2.16	0	$0	0.75%	-32.7%
12/31/2021	3.13	971	3,042	1.25%	22.1%	12/31/2021	3.17	0	0	1.00%	22.4%	12/31/2021	3.21	0	0	0.75%	22.7%
12/31/2020	2.57	981	2,516	1.25%	48.4%	12/31/2020	2.59	0	0	1.00%	48.8%	12/31/2020	2.62	0	0	0.75%	49.2%
12/31/2019	1.73	720	1,244	1.25%	33.4%	12/31/2019	1.74	0	0	1.00%	33.8%	12/31/2019	1.75	0	0	0.75%	34.1%
12/31/2018	1.30	731	947	1.25%	-0.3%	12/31/2018	1.30	0	0	1.00%	0.0%	12/31/2018	1.31	0	0	0.75%	0.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.19	0	$0	0.50%	-32.6%	12/31/2022	$2.23	0	$0	0.25%	-32.4%	12/31/2022	$2.26	0	$0	0.00%	-32.2%
12/31/2021	3.25	0	0	0.50%	23.0%	12/31/2021	3.29	0	0	0.25%	23.3%	12/31/2021	3.34	0	0	0.00%	23.6%
12/31/2020	2.64	0	0	0.50%	49.5%	12/31/2020	2.67	0	0	0.25%	49.9%	12/31/2020	2.70	0	0	0.00%	50.3%
12/31/2019	1.77	0	0	0.50%	34.4%	12/31/2019	1.78	0	0	0.25%	34.8%	12/31/2019	1.80	0	0	0.00%	35.1%
12/31/2018	1.32	0	0	0.50%	0.5%	12/31/2018	1.32	0	0	0.25%	0.7%	12/31/2018	1.33	0	0	0.00%	1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice In Retirement Portfolio R6 Class - 06-CRH

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$19,343,517	$23,631,594	2,224,254
Receivables: investments sold	-
Payables: investments purchased	(14,749)
Net assets	$19,328,768

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$19,328,768	16,017,369	$1.21
Band 100	-	-	1.23
Band 75	-	-	1.24
Band 50	-	-	1.26
Band 25	-	-	1.28
Band 0	-	-	1.30
Total	$19,328,768	16,017,369

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$861,474
Mortality & expense charges			(310,711)
Net investment income (loss)			550,763

Gain (loss) on investments:
Net realized gain (loss)			(1,708,282)
Realized gain distributions			565,692
Net change in unrealized appreciation (depreciation)			(3,792,867)
Net gain (loss)			(4,935,457)

Increase (decrease) in net assets from operations			$(4,384,694)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$550,763	$1,138,321
Net realized gain (loss)		(1,708,282)	230,630
Realized gain distributions		565,692	1,528,438
Net change in unrealized appreciation (depreciation)		(3,792,867)	(626,051)

Increase (decrease) in net assets from operations		(4,384,694)	2,271,338

Contract owner transactions:
Proceeds from units sold		3,520,188	21,412,337
Cost of units redeemed		(11,933,915)	(5,395,221)
Account charges		(15,421)	(19,893)
Increase (decrease)		(8,429,148)	15,997,223
Net increase (decrease)		(12,813,842)	18,268,561
Net assets, beginning		32,142,610	13,874,049
Net assets, ending		$19,328,768	$32,142,610

Units sold		2,943,330	16,531,091
Units redeemed		(9,857,974)	(4,270,102)
Net increase (decrease)		(6,914,644)	12,260,989
Units outstanding, beginning		22,932,013	10,671,024
Units outstanding, ending		16,017,369	22,932,013

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$41,097,691
Cost of units redeemed/account charges			(20,856,772)
Net investment income (loss)			1,888,249
Net realized gain (loss)			(1,516,223)
Realized gain distributions			3,003,900
Net change in unrealized appreciation (depreciation)			(4,288,077)
Net assets			$19,328,768

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.21	16,017	$19,329	1.25%	-13.9%	12/31/2022	$1.23	0	$0	1.00%	-13.7%	12/31/2022	$1.24	0	$0	0.75%	-13.5%
12/31/2021	1.40	22,932	32,143	1.25%	7.8%	12/31/2021	1.42	0	0	1.00%	8.1%	12/31/2021	1.44	0	0	0.75%	8.3%
12/31/2020	1.30	10,671	13,874	1.25%	9.8%	12/31/2020	1.31	0	0	1.00%	10.1%	12/31/2020	1.33	0	0	0.75%	10.4%
12/31/2019	1.18	1,561	1,848	1.25%	14.8%	12/31/2019	1.19	0	0	1.00%	15.1%	12/31/2019	1.20	0	0	0.75%	15.4%
12/31/2018	1.03	1,540	1,588	1.25%	-5.1%	12/31/2018	1.04	0	0	1.00%	-4.8%	12/31/2018	1.04	0	0	0.75%	-4.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.26	0	$0	0.50%	-13.3%	12/31/2022	$1.28	0	$0	0.25%	-13.0%	12/31/2022	$1.30	0	$0	0.00%	-12.8%
12/31/2021	1.46	0	0	0.50%	8.6%	12/31/2021	1.47	0	0	0.25%	8.9%	12/31/2021	1.49	0	0	0.00%	9.2%
12/31/2020	1.34	0	0	0.50%	10.6%	12/31/2020	1.35	0	0	0.25%	10.9%	12/31/2020	1.37	0	0	0.00%	11.2%
12/31/2019	1.21	0	0	0.50%	15.7%	12/31/2019	1.22	0	0	0.25%	16.0%	12/31/2019	1.23	0	0	0.00%	16.3%
12/31/2018	1.05	0	0	0.50%	-4.3%	12/31/2018	1.05	0	0	0.25%	-4.1%	12/31/2018	1.06	0	0	0.00%	-3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.3%
2021	6.7%
2020	2.5%
2019	2.8%
2018	4.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Strategic Allocation: Conservative Fund R6 Class - 06-CRP

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$940,281	$1,081,906	189,423
Receivables: investments sold	3,047
Payables: investments purchased	-
Net assets	$943,328

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$943,328	756,471	$1.25
Band 100	-	-	1.27
Band 75	-	-	1.29
Band 50	-	-	1.31
Band 25	-	-	1.32
Band 0	-	-	1.35
Total	$943,328	756,471

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$25,540
Mortality & expense charges			(13,132)
Net investment income (loss)			12,408

Gain (loss) on investments:
Net realized gain (loss)			(24,187)
Realized gain distributions			23,260
Net change in unrealized appreciation (depreciation)			(174,522)
Net gain (loss)			(175,449)

Increase (decrease) in net assets from operations			$(163,041)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$12,408	$6,471
Net realized gain (loss)		(24,187)	12,474
Realized gain distributions		23,260	77,512
Net change in unrealized appreciation (depreciation)		(174,522)	(11,752)

Increase (decrease) in net assets from operations		(163,041)	84,705

Contract owner transactions:
Proceeds from units sold		193,538	207,943
Cost of units redeemed		(249,185)	(133,429)
Account charges		(933)	(552)
Increase (decrease)		(56,580)	73,962
Net increase (decrease)		(219,621)	158,667
Net assets, beginning		1,162,949	1,004,282
Net assets, ending		$943,328	$1,162,949

Units sold		147,112	170,157
Units redeemed		(194,666)	(118,648)
Net increase (decrease)		(47,554)	51,509
Units outstanding, beginning		804,025	752,516
Units outstanding, ending		756,471	804,025

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,229,166
Cost of units redeemed/account charges			(1,439,551)
Net investment income (loss)			38,840
Net realized gain (loss)			(37,238)
Realized gain distributions			293,736
Net change in unrealized appreciation (depreciation)			(141,625)
Net assets			$943,328

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.25	756	$943	1.25%	-13.8%	12/31/2022	$1.27	0	$0	1.00%	-13.6%	12/31/2022	$1.29	0	$0	0.75%	-13.4%
12/31/2021	1.45	804	1,163	1.25%	8.4%	12/31/2021	1.46	0	0	1.00%	8.7%	12/31/2021	1.48	0	0	0.75%	8.9%
12/31/2020	1.33	753	1,004	1.25%	12.3%	12/31/2020	1.35	0	0	1.00%	12.6%	12/31/2020	1.36	0	0	0.75%	12.9%
12/31/2019	1.19	913	1,085	1.25%	15.1%	12/31/2019	1.20	0	0	1.00%	15.4%	12/31/2019	1.21	0	0	0.75%	15.7%
12/31/2018	1.03	1,019	1,052	1.25%	-5.6%	12/31/2018	1.04	0	0	1.00%	-5.3%	12/31/2018	1.04	0	0	0.75%	-5.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.31	0	$0	0.50%	-13.1%	12/31/2022	$1.32	0	$0	0.25%	-12.9%	12/31/2022	$1.35	0	$0	0.00%	-12.7%
12/31/2021	1.50	0	0	0.50%	9.2%	12/31/2021	1.52	0	0	0.25%	9.5%	12/31/2021	1.54	0	0	0.00%	9.7%
12/31/2020	1.38	0	0	0.50%	13.2%	12/31/2020	1.39	0	0	0.25%	13.5%	12/31/2020	1.40	0	0	0.00%	13.7%
12/31/2019	1.22	0	0	0.50%	16.0%	12/31/2019	1.22	0	0	0.25%	16.3%	12/31/2019	1.23	0	0	0.00%	16.5%
12/31/2018	1.05	0	0	0.50%	-4.9%	12/31/2018	1.05	0	0	0.25%	-4.6%	12/31/2018	1.06	0	0	0.00%	-4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.4%
2021	1.8%
2020	1.1%
2019	1.9%
2018	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Inflation-Adjusted Bond Fund R6 Class - 06-3KW

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,059,582	$1,199,602	105,894
Receivables: investments sold	52,308
Payables: investments purchased	-
Net assets	$1,111,890

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,111,890	1,043,512	$1.07
Band 100	-	-	1.08
Band 75	-	-	1.09
Band 50	-	-	1.10
Band 25	-	-	1.11
Band 0	-	-	1.12
Total	$1,111,890	1,043,512

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$71,869
Mortality & expense charges			(10,418)
Net investment income (loss)			61,451

Gain (loss) on investments:
Net realized gain (loss)			(28,329)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(140,514)
Net gain (loss)			(168,843)

Increase (decrease) in net assets from operations			$(107,392)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$61,451	$10,305
Net realized gain (loss)		(28,329)	4,525
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(140,514)	(1,989)

Increase (decrease) in net assets from operations		(107,392)	12,841

Contract owner transactions:
Proceeds from units sold		1,389,859	334,730
Cost of units redeemed		(477,393)	(78,734)
Account charges		(403)	(17)
Increase (decrease)		912,063	255,979
Net increase (decrease)		804,671	268,820
Net assets, beginning		307,219	38,399
Net assets, ending		$1,111,890	$307,219

Units sold		1,217,411	282,809
Units redeemed		(423,953)	(65,673)
Net increase (decrease)		793,458	217,136
Units outstanding, beginning		250,054	32,918
Units outstanding, ending		1,043,512	250,054

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,759,839
Cost of units redeemed/account charges			(556,555)
Net investment income (loss)			72,419
Net realized gain (loss)			(23,793)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(140,020)
Net assets			$1,111,890

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.07	1,044	$1,112	1.25%	-13.3%	12/31/2022	$1.08	0	$0	1.00%	-13.1%	12/31/2022	$1.09	0	$0	0.75%	-12.8%
12/31/2021	1.23	250	307	1.25%	5.3%	12/31/2021	1.24	0	0	1.00%	5.6%	12/31/2021	1.25	0	0	0.75%	5.9%
12/31/2020	1.17	33	38	1.25%	9.2%	12/31/2020	1.17	0	0	1.00%	9.5%	12/31/2020	1.18	0	0	0.75%	9.8%
12/31/2019	1.07	31	33	1.25%	6.8%	12/31/2019	1.07	0	0	1.00%	7.1%	12/31/2019	1.07	0	0	0.75%	7.3%
12/31/2018	1.00	0	0	1.25%	0.0%	12/31/2018	1.00	0	0	1.00%	0.1%	12/31/2018	1.00	0	0	0.75%	0.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.10	0	$0	0.50%	-12.6%	12/31/2022	$1.11	0	$0	0.25%	-12.4%	12/31/2022	$1.12	0	$0	0.00%	-12.2%
12/31/2021	1.26	0	0	0.50%	6.1%	12/31/2021	1.27	0	0	0.25%	6.4%	12/31/2021	1.28	0	0	0.00%	6.6%
12/31/2020	1.19	0	0	0.50%	10.0%	12/31/2020	1.19	0	0	0.25%	10.3%	12/31/2020	1.20	0	0	0.00%	10.6%
12/31/2019	1.08	0	0	0.50%	7.6%	12/31/2019	1.08	0	0	0.25%	7.9%	12/31/2019	1.08	0	0	0.00%	8.1%
12/31/2018	1.00	0	0	0.50%	0.2%	12/31/2018	1.00	0	0	0.25%	0.2%	12/31/2018	1.00	0	0	0.00%	0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	10.1%
2021	7.7%
2020	1.5%
2019	3.7%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Strategic Allocation: Aggressive Fund Investor Class - 06-480

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,445,451	$8,567,990	1,136,948
Receivables: investments sold	69,775
Payables: investments purchased	-
Net assets	$7,515,226

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,515,226	2,415,699	$3.11
Band 100	-	-	3.26
Band 75	-	-	3.43
Band 50	-	-	3.59
Band 25	-	-	3.77
Band 0	-	-	4.02
Total	$7,515,226	2,415,699

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$121,309
Mortality & expense charges			(99,225)
Net investment income (loss)			22,084

Gain (loss) on investments:
Net realized gain (loss)			(54,312)
Realized gain distributions			267,477
Net change in unrealized appreciation (depreciation)			(1,763,343)
Net gain (loss)			(1,550,178)

Increase (decrease) in net assets from operations			$(1,528,094)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$22,084	$(9,350)
Net realized gain (loss)		(54,312)	944,863
Realized gain distributions		267,477	935,485
Net change in unrealized appreciation (depreciation)		(1,763,343)	(289,972)

Increase (decrease) in net assets from operations		(1,528,094)	1,581,026

Contract owner transactions:
Proceeds from units sold		751,772	819,864
Cost of units redeemed		(944,745)	(5,310,658)
Account charges		(4,160)	(5,523)
Increase (decrease)		(197,133)	(4,496,317)
Net increase (decrease)		(1,725,227)	(2,915,291)
Net assets, beginning		9,240,453	12,155,744
Net assets, ending		$7,515,226	$9,240,453

Units sold		243,149	240,157
Units redeemed		(308,489)	(1,464,278)
Net increase (decrease)		(65,340)	(1,224,121)
Units outstanding, beginning		2,481,039	3,705,160
Units outstanding, ending		2,415,699	2,481,039

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$107,276,281
Cost of units redeemed/account charges			(129,847,327)
Net investment income (loss)			(118,153)
Net realized gain (loss)			3,039,497
Realized gain distributions			28,287,467
Net change in unrealized appreciation (depreciation)			(1,122,539)
Net assets			$7,515,226

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.11	2,416	$7,515	1.25%	-16.5%	12/31/2022	$3.26	0	$0	1.00%	-16.3%	12/31/2022	$3.43	0	$0	0.75%	-16.1%
12/31/2021	3.72	2,481	9,240	1.25%	13.5%	12/31/2021	3.90	0	0	1.00%	13.8%	12/31/2021	4.08	0	0	0.75%	14.1%
12/31/2020	3.28	3,705	12,156	1.25%	16.9%	12/31/2020	3.43	0	0	1.00%	17.2%	12/31/2020	3.58	0	0	0.75%	17.5%
12/31/2019	2.81	4,290	12,037	1.25%	22.8%	12/31/2019	2.92	0	0	1.00%	23.1%	12/31/2019	3.04	0	0	0.75%	23.5%
12/31/2018	2.28	12,547	28,662	1.25%	-9.1%	12/31/2018	2.37	0	0	1.00%	-8.9%	12/31/2018	2.47	0	0	0.75%	-8.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.59	0	$0	0.50%	-15.8%	12/31/2022	$3.77	0	$0	0.25%	-15.6%	12/31/2022	$4.02	0	$0	0.00%	-15.4%
12/31/2021	4.27	0	0	0.50%	14.4%	12/31/2021	4.47	0	0	0.25%	14.7%	12/31/2021	4.76	0	0	0.00%	15.0%
12/31/2020	3.73	0	0	0.50%	17.8%	12/31/2020	3.90	0	0	0.25%	18.1%	12/31/2020	4.14	0	0	0.00%	18.4%
12/31/2019	3.17	0	0	0.50%	23.8%	12/31/2019	3.30	0	0	0.25%	24.1%	12/31/2019	3.50	0	0	0.00%	24.4%
12/31/2018	2.56	0	0	0.50%	-8.4%	12/31/2018	2.66	0	0	0.25%	-8.2%	12/31/2018	2.81	0	0	0.00%	-8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.4%
2021	1.3%
2020	0.7%
2019	1.5%
2018	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Strategic Allocation: Conservative Fund Investor Cl - 06-485

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,581,928	$1,787,371	317,885
Receivables: investments sold	1,140
Payables: investments purchased	-
Net assets	$1,583,068

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,583,068	745,826	$2.12
Band 100	-	-	2.23
Band 75	-	-	2.34
Band 50	-	-	2.45
Band 25	-	-	2.57
Band 0	-	-	2.75
Total	$1,583,068	745,826

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$36,526
Mortality & expense charges			(21,988)
Net investment income (loss)			14,538

Gain (loss) on investments:
Net realized gain (loss)			(18,757)
Realized gain distributions			39,220
Net change in unrealized appreciation (depreciation)			(313,808)
Net gain (loss)			(293,345)

Increase (decrease) in net assets from operations			$(278,807)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$14,538	$3,818
Net realized gain (loss)		(18,757)	64,807
Realized gain distributions		39,220	131,667
Net change in unrealized appreciation (depreciation)		(313,808)	(39,035)

Increase (decrease) in net assets from operations		(278,807)	161,257

Contract owner transactions:
Proceeds from units sold		245,512	225,771
Cost of units redeemed		(350,551)	(603,959)
Account charges		(594)	(810)
Increase (decrease)		(105,633)	(378,998)
Net increase (decrease)		(384,440)	(217,741)
Net assets, beginning		1,967,508	2,185,249
Net assets, ending		$1,583,068	$1,967,508

Units sold		121,988	99,589
Units redeemed		(172,526)	(258,513)
Net increase (decrease)		(50,538)	(158,924)
Units outstanding, beginning		796,364	955,288
Units outstanding, ending		745,826	796,364

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$39,783,373
Cost of units redeemed/account charges			(43,119,889)
Net investment income (loss)			214,169
Net realized gain (loss)			482,327
Realized gain distributions			4,428,531
Net change in unrealized appreciation (depreciation)			(205,443)
Net assets			$1,583,068

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.12	746	$1,583	1.25%	-14.1%	12/31/2022	$2.23	0	$0	1.00%	-13.9%	12/31/2022	$2.34	0	$0	0.75%	-13.7%
12/31/2021	2.47	796	1,968	1.25%	8.0%	12/31/2021	2.59	0	0	1.00%	8.3%	12/31/2021	2.71	0	0	0.75%	8.5%
12/31/2020	2.29	955	2,185	1.25%	11.9%	12/31/2020	2.39	0	0	1.00%	12.2%	12/31/2020	2.49	0	0	0.75%	12.5%
12/31/2019	2.04	1,065	2,177	1.25%	14.7%	12/31/2019	2.13	0	0	1.00%	15.0%	12/31/2019	2.22	0	0	0.75%	15.3%
12/31/2018	1.78	3,668	6,535	1.25%	-5.9%	12/31/2018	1.85	0	0	1.00%	-5.7%	12/31/2018	1.92	0	0	0.75%	-5.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.45	0	$0	0.50%	-13.4%	12/31/2022	$2.57	0	$0	0.25%	-13.2%	12/31/2022	$2.75	0	$0	0.00%	-13.0%
12/31/2021	2.83	0	0	0.50%	8.8%	12/31/2021	2.97	0	0	0.25%	9.1%	12/31/2021	3.16	0	0	0.00%	9.4%
12/31/2020	2.60	0	0	0.50%	12.8%	12/31/2020	2.72	0	0	0.25%	13.1%	12/31/2020	2.89	0	0	0.00%	13.3%
12/31/2019	2.31	0	0	0.50%	15.6%	12/31/2019	2.40	0	0	0.25%	15.8%	12/31/2019	2.55	0	0	0.00%	16.1%
12/31/2018	2.00	0	0	0.50%	-5.2%	12/31/2018	2.08	0	0	0.25%	-4.9%	12/31/2018	2.19	0	0	0.00%	-4.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.1%
2021	1.4%
2020	0.9%
2019	1.0%
2018	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Strategic Allocation: Moderate Fund Investor Class - 06-490

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,004,168	$11,201,524	1,812,695
Receivables: investments sold	1,912
Payables: investments purchased	-
Net assets	$10,006,080

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,006,080	3,725,417	$2.69
Band 100	-	-	2.82
Band 75	-	-	2.96
Band 50	-	-	3.10
Band 25	-	-	3.26
Band 0	-	-	3.47
Total	$10,006,080	3,725,417

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$143,892
Mortality & expense charges			(134,821)
Net investment income (loss)			9,071

Gain (loss) on investments:
Net realized gain (loss)			(43,608)
Realized gain distributions			389,027
Net change in unrealized appreciation (depreciation)			(2,288,245)
Net gain (loss)			(1,942,826)

Increase (decrease) in net assets from operations			$(1,933,755)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,071	$12,822
Net realized gain (loss)		(43,608)	236,035
Realized gain distributions		389,027	1,025,098
Net change in unrealized appreciation (depreciation)		(2,288,245)	(61,965)

Increase (decrease) in net assets from operations		(1,933,755)	1,211,990

Contract owner transactions:
Proceeds from units sold		1,080,859	1,046,318
Cost of units redeemed		(1,302,600)	(1,562,166)
Account charges		(3,422)	(4,070)
Increase (decrease)		(225,163)	(519,918)
Net increase (decrease)		(2,158,918)	692,072
Net assets, beginning		12,164,998	11,472,926
Net assets, ending		$10,006,080	$12,164,998

Units sold		407,808	404,364
Units redeemed		(499,470)	(577,789)
Net increase (decrease)		(91,662)	(173,425)
Units outstanding, beginning		3,817,079	3,990,504
Units outstanding, ending		3,725,417	3,817,079

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$232,846,363
Cost of units redeemed/account charges			(266,594,678)
Net investment income (loss)			847,695
Net realized gain (loss)			665,303
Realized gain distributions			43,438,753
Net change in unrealized appreciation (depreciation)			(1,197,356)
Net assets			$10,006,080

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.69	3,725	$10,006	1.25%	-15.7%	12/31/2022	$2.82	0	$0	1.00%	-15.5%	12/31/2022	$2.96	0	$0	0.75%	-15.3%
12/31/2021	3.19	3,817	12,165	1.25%	10.8%	12/31/2021	3.34	0	0	1.00%	11.1%	12/31/2021	3.49	0	0	0.75%	11.4%
12/31/2020	2.88	3,991	11,473	1.25%	14.8%	12/31/2020	3.00	0	0	1.00%	15.1%	12/31/2020	3.13	0	0	0.75%	15.3%
12/31/2019	2.51	4,572	11,454	1.25%	19.2%	12/31/2019	2.61	0	0	1.00%	19.5%	12/31/2019	2.72	0	0	0.75%	19.8%
12/31/2018	2.10	27,956	58,774	1.25%	-7.5%	12/31/2018	2.18	0	0	1.00%	-7.3%	12/31/2018	2.27	0	0	0.75%	-7.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.10	0	$0	0.50%	-15.1%	12/31/2022	$3.26	0	$0	0.25%	-14.9%	12/31/2022	$3.47	0	$0	0.00%	-14.7%
12/31/2021	3.65	0	0	0.50%	11.7%	12/31/2021	3.83	0	0	0.25%	12.0%	12/31/2021	4.07	0	0	0.00%	12.2%
12/31/2020	3.27	0	0	0.50%	15.6%	12/31/2020	3.42	0	0	0.25%	15.9%	12/31/2020	3.63	0	0	0.00%	16.2%
12/31/2019	2.83	0	0	0.50%	20.1%	12/31/2019	2.95	0	0	0.25%	20.4%	12/31/2019	3.12	0	0	0.00%	20.7%
12/31/2018	2.36	0	0	0.50%	-6.8%	12/31/2018	2.45	0	0	0.25%	-6.6%	12/31/2018	2.59	0	0	0.00%	-6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.3%
2021	1.4%
2020	0.9%
2019	0.6%
2018	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century International Opp Fund Investor Class - 06-3VG

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$24,479	$36,762	2,951
Receivables: investments sold	225
Payables: investments purchased	-
Net assets	$24,704

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$24,704	23,370	$1.06
Band 100	-	-	1.07
Band 75	-	-	1.08
Band 50	-	-	1.09
Band 25	-	-	1.10
Band 0	-	-	1.11
Total	$24,704	23,370

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(306)
Net investment income (loss)			(306)

Gain (loss) on investments:
Net realized gain (loss)			(189)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(9,293)
Net gain (loss)			(9,482)

Increase (decrease) in net assets from operations			$(9,788)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(306)	$(201)
Net realized gain (loss)		(189)	19
Realized gain distributions		-	4,470
Net change in unrealized appreciation (depreciation)		(9,293)	(2,990)

Increase (decrease) in net assets from operations		(9,788)	1,298

Contract owner transactions:
Proceeds from units sold		3,736	29,723
Cost of units redeemed		-	-
Account charges		(119)	(146)
Increase (decrease)		3,617	29,577
Net increase (decrease)		(6,171)	30,875
Net assets, beginning		30,875	-
Net assets, ending		$24,704	$30,875

Units sold		3,343	20,232
Units redeemed		(109)	(96)
Net increase (decrease)		3,234	20,136
Units outstanding, beginning		20,136	-
Units outstanding, ending		23,370	20,136

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$33,459
Cost of units redeemed/account charges			(265)
Net investment income (loss)			(507)
Net realized gain (loss)			(170)
Realized gain distributions			4,470
Net change in unrealized appreciation (depreciation)			(12,283)
Net assets			$24,704

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.06	23	$25	1.25%	-31.1%	12/31/2022	$1.07	0	$0	1.00%	-30.9%	12/31/2022	$1.08	0	$0	0.75%	-30.7%
12/31/2021	1.53	20	31	1.25%	4.1%	12/31/2021	1.54	0	0	1.00%	4.4%	12/31/2021	1.56	0	0	0.75%	4.6%
12/31/2020	1.47	0	0	1.25%	29.5%	12/31/2020	1.48	0	0	1.00%	29.8%	12/31/2020	1.49	0	0	0.75%	30.1%
12/31/2019	1.14	0	0	1.25%	13.8%	12/31/2019	1.14	0	0	1.00%	14.0%	12/31/2019	1.14	0	0	0.75%	14.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.09	0	$0	0.50%	-30.5%	12/31/2022	$1.10	0	$0	0.25%	-30.4%	12/31/2022	$1.11	0	$0	0.00%	-30.2%
12/31/2021	1.57	0	0	0.50%	4.9%	12/31/2021	1.58	0	0	0.25%	5.1%	12/31/2021	1.59	0	0	0.00%	5.4%
12/31/2020	1.49	0	0	0.50%	30.4%	12/31/2020	1.50	0	0	0.25%	30.8%	12/31/2020	1.51	0	0	0.00%	31.1%
12/31/2019	1.15	0	0	0.50%	14.5%	12/31/2019	1.15	0	0	0.25%	14.7%	12/31/2019	1.15	0	0	0.00%	15.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.6%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century International Opportunities Fund A Class - 06-3VH

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$41,748	$51,226	5,138
Receivables: investments sold	646
Payables: investments purchased	-
Net assets	$42,394

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$42,394	40,491	$1.05
Band 100	-	-	1.06
Band 75	-	-	1.07
Band 50	-	-	1.08
Band 25	-	-	1.09
Band 0	-	-	1.10
Total	$42,394	40,491

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(533)
Net investment income (loss)			(533)

Gain (loss) on investments:
Net realized gain (loss)			(99)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(16,216)
Net gain (loss)			(16,315)

Increase (decrease) in net assets from operations			$(16,848)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(533)	$(661)
Net realized gain (loss)		(99)	2,389
Realized gain distributions		-	8,318
Net change in unrealized appreciation (depreciation)		(16,216)	(7,809)

Increase (decrease) in net assets from operations		(16,848)	2,237

Contract owner transactions:
Proceeds from units sold		8,267	8,934
Cost of units redeemed		(6,617)	(4,383)
Account charges		(4)	(42)
Increase (decrease)		1,646	4,509
Net increase (decrease)		(15,202)	6,746
Net assets, beginning		57,596	50,850
Net assets, ending		$42,394	$57,596

Units sold		7,791	5,866
Units redeemed		(5,122)	(2,739)
Net increase (decrease)		2,669	3,127
Units outstanding, beginning		37,822	34,695
Units outstanding, ending		40,491	37,822

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$57,807
Cost of units redeemed/account charges			(16,799)
Net investment income (loss)			(1,782)
Net realized gain (loss)			2,680
Realized gain distributions			9,966
Net change in unrealized appreciation (depreciation)			(9,478)
Net assets			$42,394

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.05	40	$42	1.25%	-31.2%	12/31/2022	$1.06	0	$0	1.00%	-31.1%	12/31/2022	$1.07	0	$0	0.75%	-30.9%
12/31/2021	1.52	38	58	1.25%	3.9%	12/31/2021	1.53	0	0	1.00%	4.2%	12/31/2021	1.54	0	0	0.75%	4.4%
12/31/2020	1.47	35	51	1.25%	29.1%	12/31/2020	1.47	0	0	1.00%	29.5%	12/31/2020	1.48	0	0	0.75%	29.8%
12/31/2019	1.13	35	39	1.25%	13.5%	12/31/2019	1.14	0	0	1.00%	13.7%	12/31/2019	1.14	0	0	0.75%	14.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.08	0	$0	0.50%	-30.7%	12/31/2022	$1.09	0	$0	0.25%	-30.6%	12/31/2022	$1.10	0	$0	0.00%	-30.4%
12/31/2021	1.56	0	0	0.50%	4.7%	12/31/2021	1.57	0	0	0.25%	4.9%	12/31/2021	1.58	0	0	0.00%	5.2%
12/31/2020	1.49	0	0	0.50%	30.1%	12/31/2020	1.49	0	0	0.25%	30.4%	12/31/2020	1.50	0	0	0.00%	30.8%
12/31/2019	1.14	0	0	0.50%	14.2%	12/31/2019	1.14	0	0	0.25%	14.5%	12/31/2019	1.15	0	0	0.00%	14.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.1%
2020	0.0%
2019	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Chc Blnd 2015 R6 Class - 06-66V (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.86
Band 100	-	-	0.86
Band 75	-	-	0.86
Band 50	-	-	0.87
Band 25	-	-	0.87
Band 0	-	-	0.87
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.86	0	$0	1.25%	-13.6%	12/31/2022	$0.86	0	$0	1.00%	-13.3%	12/31/2022	$0.86	0	$0	0.75%	-13.1%
12/31/2021	0.99	0	0	1.25%	-0.5%	12/31/2021	1.00	0	0	1.00%	-0.5%	12/31/2021	1.00	0	0	0.75%	-0.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.87	0	$0	0.50%	-12.9%	12/31/2022	$0.87	0	$0	0.25%	-12.7%	12/31/2022	$0.87	0	$0	0.00%	-12.5%
12/31/2021	1.00	0	0	0.50%	-0.4%	12/31/2021	1.00	0	0	0.25%	-0.4%	12/31/2021	1.00	0	0	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Chc Blnd 2020 R6 Class - 06-66W

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$691	$723	78
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$691

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$691	807	$0.86
Band 100	-	-	0.86
Band 75	-	-	0.86
Band 50	-	-	0.86
Band 25	-	-	0.87
Band 0	-	-	0.87
Total	$691	807

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$21
Mortality & expense charges			-
Net investment income (loss)			21

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(32)
Net gain (loss)			(32)

Increase (decrease) in net assets from operations			$(11)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$21	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(32)	-

Increase (decrease) in net assets from operations		(11)	-

Contract owner transactions:
Proceeds from units sold		702	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		702	-
Net increase (decrease)		691	-
Net assets, beginning		-	-
Net assets, ending		$691	$-

Units sold		807	-
Units redeemed		-	-
Net increase (decrease)		807	-
Units outstanding, beginning		-	-
Units outstanding, ending		807	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$702
Cost of units redeemed/account charges			-
Net investment income (loss)			21
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(32)
Net assets			$691

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.86	1	$1	1.25%	-14.0%	12/31/2022	$0.86	0	$0	1.00%	-13.7%	12/31/2022	$0.86	0	$0	0.75%	-13.5%
12/31/2021	0.99	0	0	1.25%	-0.5%	12/31/2021	0.99	0	0	1.00%	-0.5%	12/31/2021	1.00	0	0	0.75%	-0.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.86	0	$0	0.50%	-13.3%	12/31/2022	$0.87	0	$0	0.25%	-13.1%	12/31/2022	$0.87	0	$0	0.00%	-12.9%
12/31/2021	1.00	0	0	0.50%	-0.4%	12/31/2021	1.00	0	0	0.25%	-0.4%	12/31/2021	1.00	0	0	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	6.1%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Chc Blnd 2025 R6 Class - 06-66X

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,081	$7,426	814
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$7,081

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,081	8,342	$0.85
Band 100	-	-	0.85
Band 75	-	-	0.85
Band 50	-	-	0.86
Band 25	-	-	0.86
Band 0	-	-	0.86
Total	$7,081	8,342

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$212
Mortality & expense charges			(5)
Net investment income (loss)			207

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			20
Net change in unrealized appreciation (depreciation)			(345)
Net gain (loss)			(325)

Increase (decrease) in net assets from operations			$(118)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$207	$-
Net realized gain (loss)		-	-
Realized gain distributions		20	-
Net change in unrealized appreciation (depreciation)		(345)	-

Increase (decrease) in net assets from operations		(118)	-

Contract owner transactions:
Proceeds from units sold		7,199	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		7,199	-
Net increase (decrease)		7,081	-
Net assets, beginning		-	-
Net assets, ending		$7,081	$-

Units sold		8,342	-
Units redeemed		-	-
Net increase (decrease)		8,342	-
Units outstanding, beginning		-	-
Units outstanding, ending		8,342	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$7,199
Cost of units redeemed/account charges			-
Net investment income (loss)			207
Net realized gain (loss)			-
Realized gain distributions			20
Net change in unrealized appreciation (depreciation)			(345)
Net assets			$7,081

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.85	8	$7	1.25%	-14.5%	12/31/2022	$0.85	0	$0	1.00%	-14.3%	12/31/2022	$0.85	0	$0	0.75%	-14.1%
12/31/2021	0.99	0	0	1.25%	-0.7%	12/31/2021	0.99	0	0	1.00%	-0.7%	12/31/2021	0.99	0	0	0.75%	-0.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.86	0	$0	0.50%	-13.8%	12/31/2022	$0.86	0	$0	0.25%	-13.6%	12/31/2022	$0.86	0	$0	0.00%	-13.4%
12/31/2021	0.99	0	0	0.50%	-0.6%	12/31/2021	0.99	0	0	0.25%	-0.6%	12/31/2021	0.99	0	0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	6.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Chc Blnd 2030 R6 Class - 06-66Y

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,102	$4,316	475
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$4,102

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,102	4,886	$0.84
Band 100	-	-	0.84
Band 75	-	-	0.84
Band 50	-	-	0.85
Band 25	-	-	0.85
Band 0	-	-	0.85
Total	$4,102	4,886

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$115
Mortality & expense charges			(3)
Net investment income (loss)			112

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			31
Net change in unrealized appreciation (depreciation)			(214)
Net gain (loss)			(183)

Increase (decrease) in net assets from operations			$(71)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$112	$-
Net realized gain (loss)		-	-
Realized gain distributions		31	-
Net change in unrealized appreciation (depreciation)		(214)	-

Increase (decrease) in net assets from operations		(71)	-

Contract owner transactions:
Proceeds from units sold		4,173	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		4,173	-
Net increase (decrease)		4,102	-
Net assets, beginning		-	-
Net assets, ending		$4,102	$-

Units sold		4,886	-
Units redeemed		-	-
Net increase (decrease)		4,886	-
Units outstanding, beginning		-	-
Units outstanding, ending		4,886	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$4,173
Cost of units redeemed/account charges			-
Net investment income (loss)			112
Net realized gain (loss)			-
Realized gain distributions			31
Net change in unrealized appreciation (depreciation)			(214)
Net assets			$4,102

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.84	5	$4	1.25%	-15.3%	12/31/2022	$0.84	0	$0	1.00%	-15.1%	12/31/2022	$0.84	0	$0	0.75%	-14.9%
12/31/2021	0.99	0	0	1.25%	-0.9%	12/31/2021	0.99	0	0	1.00%	-0.8%	12/31/2021	0.99	0	0	0.75%	-0.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.85	0	$0	0.50%	-14.7%	12/31/2022	$0.85	0	$0	0.25%	-14.5%	12/31/2022	$0.85	0	$0	0.00%	-14.3%
12/31/2021	0.99	0	0	0.50%	-0.8%	12/31/2021	0.99	0	0	0.25%	-0.7%	12/31/2021	0.99	0	0	0.00%	-0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	5.6%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Chc Blnd 2035 R6 Class - 06-67C

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,493	$2,631	291
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$2,493

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,493	3,012	$0.83
Band 100	-	-	0.83
Band 75	-	-	0.83
Band 50	-	-	0.83
Band 25	-	-	0.84
Band 0	-	-	0.84
Total	$2,493	3,012

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$69
Mortality & expense charges			(1)
Net investment income (loss)			68

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			22
Net change in unrealized appreciation (depreciation)			(138)
Net gain (loss)			(116)

Increase (decrease) in net assets from operations			$(48)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$68	$-
Net realized gain (loss)		-	-
Realized gain distributions		22	-
Net change in unrealized appreciation (depreciation)		(138)	-

Increase (decrease) in net assets from operations		(48)	-

Contract owner transactions:
Proceeds from units sold		2,541	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		2,541	-
Net increase (decrease)		2,493	-
Net assets, beginning		-	-
Net assets, ending		$2,493	$-

Units sold		3,012	-
Units redeemed		-	-
Net increase (decrease)		3,012	-
Units outstanding, beginning		-	-
Units outstanding, ending		3,012	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,541
Cost of units redeemed/account charges			-
Net investment income (loss)			68
Net realized gain (loss)			-
Realized gain distributions			22
Net change in unrealized appreciation (depreciation)			(138)
Net assets			$2,493

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.83	3	$2	1.25%	-16.3%	12/31/2022	$0.83	0	$0	1.00%	-16.1%	12/31/2022	$0.83	0	$0	0.75%	-15.9%
12/31/2021	0.99	0	0	1.25%	-1.1%	12/31/2021	0.99	0	0	1.00%	-1.1%	12/31/2021	0.99	0	0	0.75%	-1.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.83	0	$0	0.50%	-15.6%	12/31/2022	$0.84	0	$0	0.25%	-15.4%	12/31/2022	$0.84	0	$0	0.00%	-15.2%
12/31/2021	0.99	0	0	0.50%	-1.0%	12/31/2021	0.99	0	0	0.25%	-1.0%	12/31/2021	0.99	0	0	0.00%	-1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	5.5%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Chc Blnd 2040 R6 Class - 06-67F

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$924	$971	108
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$924

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$924	1,126	$0.82
Band 100	-	-	0.82
Band 75	-	-	0.82
Band 50	-	-	0.83
Band 25	-	-	0.83
Band 0	-	-	0.83
Total	$924	1,126

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$22
Mortality & expense charges			-
Net investment income (loss)			22

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			8
Net change in unrealized appreciation (depreciation)			(47)
Net gain (loss)			(39)

Increase (decrease) in net assets from operations			$(17)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$22	$-
Net realized gain (loss)		-	-
Realized gain distributions		8	-
Net change in unrealized appreciation (depreciation)		(47)	-

Increase (decrease) in net assets from operations		(17)	-

Contract owner transactions:
Proceeds from units sold		941	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		941	-
Net increase (decrease)		924	-
Net assets, beginning		-	-
Net assets, ending		$924	$-

Units sold		1,126	-
Units redeemed		-	-
Net increase (decrease)		1,126	-
Units outstanding, beginning		-	-
Units outstanding, ending		1,126	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$941
Cost of units redeemed/account charges			-
Net investment income (loss)			22
Net realized gain (loss)			-
Realized gain distributions			8
Net change in unrealized appreciation (depreciation)			(47)
Net assets			$924

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.82	1	$1	1.25%	-16.9%	12/31/2022	$0.82	0	$0	1.00%	-16.7%	12/31/2022	$0.82	0	$0	0.75%	-16.5%
12/31/2021	0.99	0	0	1.25%	-1.2%	12/31/2021	0.99	0	0	1.00%	-1.2%	12/31/2021	0.99	0	0	0.75%	-1.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.83	0	$0	0.50%	-16.3%	12/31/2022	$0.83	0	$0	0.25%	-16.1%	12/31/2022	$0.83	0	$0	0.00%	-15.9%
12/31/2021	0.99	0	0	0.50%	-1.2%	12/31/2021	0.99	0	0	0.25%	-1.1%	12/31/2021	0.99	0	0	0.00%	-1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	4.8%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Chc Blnd 2045 R6 Class - 06-67G

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,826	$8,234	915
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$7,826

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,826	9,602	$0.82
Band 100	-	-	0.82
Band 75	-	-	0.82
Band 50	-	-	0.82
Band 25	-	-	0.82
Band 0	-	-	0.83
Total	$7,826	9,602

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$184
Mortality & expense charges			(5)
Net investment income (loss)			179

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			80
Net change in unrealized appreciation (depreciation)			(408)
Net gain (loss)			(328)

Increase (decrease) in net assets from operations			$(149)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$179	$-
Net realized gain (loss)		-	-
Realized gain distributions		80	-
Net change in unrealized appreciation (depreciation)		(408)	-

Increase (decrease) in net assets from operations		(149)	-

Contract owner transactions:
Proceeds from units sold		7,975	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		7,975	-
Net increase (decrease)		7,826	-
Net assets, beginning		-	-
Net assets, ending		$7,826	$-

Units sold		9,602	-
Units redeemed		-	-
Net increase (decrease)		9,602	-
Units outstanding, beginning		-	-
Units outstanding, ending		9,602	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$7,975
Cost of units redeemed/account charges			-
Net investment income (loss)			179
Net realized gain (loss)			-
Realized gain distributions			80
Net change in unrealized appreciation (depreciation)			(408)
Net assets			$7,826

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.82	10	$8	1.25%	-17.3%	12/31/2022	$0.82	0	$0	1.00%	-17.1%	12/31/2022	$0.82	0	$0	0.75%	-16.9%
12/31/2021	0.99	0	0	1.25%	-1.5%	12/31/2021	0.99	0	0	1.00%	-1.4%	12/31/2021	0.99	0	0	0.75%	-1.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.82	0	$0	0.50%	-16.7%	12/31/2022	$0.82	0	$0	0.25%	-16.5%	12/31/2022	$0.83	0	$0	0.00%	-16.2%
12/31/2021	0.99	0	0	0.50%	-1.4%	12/31/2021	0.99	0	0	0.25%	-1.3%	12/31/2021	0.99	0	0	0.00%	-1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	4.7%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Chc Blnd 2050 R6 Class - 06-67H

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,126	$2,235	248
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$2,126

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,126	2,617	$0.81
Band 100	-	-	0.81
Band 75	-	-	0.82
Band 50	-	-	0.82
Band 25	-	-	0.82
Band 0	-	-	0.82
Total	$2,126	2,617

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$46
Mortality & expense charges			(1)
Net investment income (loss)			45

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			21
Net change in unrealized appreciation (depreciation)			(109)
Net gain (loss)			(88)

Increase (decrease) in net assets from operations			$(43)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$45	$-
Net realized gain (loss)		-	-
Realized gain distributions		21	-
Net change in unrealized appreciation (depreciation)		(109)	-

Increase (decrease) in net assets from operations		(43)	-

Contract owner transactions:
Proceeds from units sold		2,169	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		2,169	-
Net increase (decrease)		2,126	-
Net assets, beginning		-	-
Net assets, ending		$2,126	$-

Units sold		2,617	-
Units redeemed		-	-
Net increase (decrease)		2,617	-
Units outstanding, beginning		-	-
Units outstanding, ending		2,617	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,169
Cost of units redeemed/account charges			-
Net investment income (loss)			45
Net realized gain (loss)			-
Realized gain distributions			21
Net change in unrealized appreciation (depreciation)			(109)
Net assets			$2,126

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.81	3	$2	1.25%	-17.5%	12/31/2022	$0.81	0	$0	1.00%	-17.3%	12/31/2022	$0.82	0	$0	0.75%	-17.1%
12/31/2021	0.98	0	0	1.25%	-1.5%	12/31/2021	0.98	0	0	1.00%	-1.5%	12/31/2021	0.99	0	0	0.75%	-1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.82	0	$0	0.50%	-16.9%	12/31/2022	$0.82	0	$0	0.25%	-16.7%	12/31/2022	$0.82	0	$0	0.00%	-16.4%
12/31/2021	0.99	0	0	0.50%	-1.5%	12/31/2021	0.99	0	0	0.25%	-1.4%	12/31/2021	0.99	0	0	0.00%	-1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	4.3%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Chc Blnd 2055 R6 Class - 06-67J (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.81
Band 100	-	-	0.81
Band 75	-	-	0.82
Band 50	-	-	0.82
Band 25	-	-	0.82
Band 0	-	-	0.82
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.81	0	$0	1.25%	-17.6%	12/31/2022	$0.81	0	$0	1.00%	-17.4%	12/31/2022	$0.82	0	$0	0.75%	-17.2%
12/31/2021	0.98	0	0	1.25%	-1.6%	12/31/2021	0.98	0	0	1.00%	-1.5%	12/31/2021	0.98	0	0	0.75%	-1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.82	0	$0	0.50%	-17.0%	12/31/2022	$0.82	0	$0	0.25%	-16.8%	12/31/2022	$0.82	0	$0	0.00%	-16.6%
12/31/2021	0.99	0	0	0.50%	-1.5%	12/31/2021	0.99	0	0	0.25%	-1.5%	12/31/2021	0.99	0	0	0.00%	-1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Chc Blnd 2060 R6 Class - 06-67K

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$502	$526	58
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$502

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$502	620	$0.81
Band 100	-	-	0.81
Band 75	-	-	0.81
Band 50	-	-	0.82
Band 25	-	-	0.82
Band 0	-	-	0.82
Total	$502	620

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$9
Mortality & expense charges			-
Net investment income (loss)			9

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			4
Net change in unrealized appreciation (depreciation)			(24)
Net gain (loss)			(20)

Increase (decrease) in net assets from operations			$(11)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9	$-
Net realized gain (loss)		-	-
Realized gain distributions		4	-
Net change in unrealized appreciation (depreciation)		(24)	-

Increase (decrease) in net assets from operations		(11)	-

Contract owner transactions:
Proceeds from units sold		513	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		513	-
Net increase (decrease)		502	-
Net assets, beginning		-	-
Net assets, ending		$502	$-

Units sold		620	-
Units redeemed		-	-
Net increase (decrease)		620	-
Units outstanding, beginning		-	-
Units outstanding, ending		620	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$513
Cost of units redeemed/account charges			-
Net investment income (loss)			9
Net realized gain (loss)			-
Realized gain distributions			4
Net change in unrealized appreciation (depreciation)			(24)
Net assets			$502

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.81	1	$1	1.25%	-17.8%	12/31/2022	$0.81	0	$0	1.00%	-17.6%	12/31/2022	$0.81	0	$0	0.75%	-17.3%
12/31/2021	0.98	0	0	1.25%	-1.6%	12/31/2021	0.98	0	0	1.00%	-1.5%	12/31/2021	0.98	0	0	0.75%	-1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.82	0	$0	0.50%	-17.1%	12/31/2022	$0.82	0	$0	0.25%	-16.9%	12/31/2022	$0.82	0	$0	0.00%	-16.7%
12/31/2021	0.99	0	0	0.50%	-1.5%	12/31/2021	0.99	0	0	0.25%	-1.5%	12/31/2021	0.99	0	0	0.00%	-1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.6%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Chc Blnd 2065 R6 Class - 06-67M

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$383	$406	45
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$383

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$383	473	$0.81
Band 100	-	-	0.81
Band 75	-	-	0.81
Band 50	-	-	0.82
Band 25	-	-	0.82
Band 0	-	-	0.82
Total	$383	473

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$8
Mortality & expense charges			-
Net investment income (loss)			8

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			7
Net change in unrealized appreciation (depreciation)			(23)
Net gain (loss)			(16)

Increase (decrease) in net assets from operations			$(8)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8	$-
Net realized gain (loss)		-	-
Realized gain distributions		7	-
Net change in unrealized appreciation (depreciation)		(23)	-

Increase (decrease) in net assets from operations		(8)	-

Contract owner transactions:
Proceeds from units sold		391	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		391	-
Net increase (decrease)		383	-
Net assets, beginning		-	-
Net assets, ending		$383	$-

Units sold		473	-
Units redeemed		-	-
Net increase (decrease)		473	-
Units outstanding, beginning		-	-
Units outstanding, ending		473	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$391
Cost of units redeemed/account charges			-
Net investment income (loss)			8
Net realized gain (loss)			-
Realized gain distributions			7
Net change in unrealized appreciation (depreciation)			(23)
Net assets			$383

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.81	0	$0	1.25%	-17.7%	12/31/2022	$0.81	0	$0	1.00%	-17.5%	12/31/2022	$0.81	0	$0	0.75%	-17.3%
12/31/2021	0.98	0	0	1.25%	-1.7%	12/31/2021	0.98	0	0	1.00%	-1.6%	12/31/2021	0.98	0	0	0.75%	-1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.82	0	$0	0.50%	-17.1%	12/31/2022	$0.82	0	$0	0.25%	-16.9%	12/31/2022	$0.82	0	$0	0.00%	-16.7%
12/31/2021	0.98	0	0	0.50%	-1.6%	12/31/2021	0.98	0	0	0.25%	-1.5%	12/31/2021	0.98	0	0	0.00%	-1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	4.2%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2065 R6 Class - 06-63X

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$211,476	$232,420	21,209
Receivables: investments sold	829
Payables: investments purchased	-
Net assets	$212,305

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$212,305	257,212	$0.83
Band 100	-	-	0.83
Band 75	-	-	0.83
Band 50	-	-	0.83
Band 25	-	-	0.84
Band 0	-	-	0.84
Total	$212,305	257,212

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$4,075
Mortality & expense charges			(1,731)
Net investment income (loss)			2,344

Gain (loss) on investments:
Net realized gain (loss)			(9,186)
Realized gain distributions			5,192
Net change in unrealized appreciation (depreciation)			(20,815)
Net gain (loss)			(24,809)

Increase (decrease) in net assets from operations			$(22,465)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,344	$130
Net realized gain (loss)		(9,186)	-
Realized gain distributions		5,192	4
Net change in unrealized appreciation (depreciation)		(20,815)	(129)

Increase (decrease) in net assets from operations		(22,465)	5

Contract owner transactions:
Proceeds from units sold		284,009	14,313
Cost of units redeemed		(63,177)	-
Account charges		(380)	-
Increase (decrease)		220,452	14,313
Net increase (decrease)		197,987	14,318
Net assets, beginning		14,318	-
Net assets, ending		$212,305	$14,318

Units sold		322,600	14,132
Units redeemed		(79,520)	-
Net increase (decrease)		243,080	14,132
Units outstanding, beginning		14,132	-
Units outstanding, ending		257,212	14,132

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$298,322
Cost of units redeemed/account charges			(63,557)
Net investment income (loss)			2,474
Net realized gain (loss)			(9,186)
Realized gain distributions			5,196
Net change in unrealized appreciation (depreciation)			(20,944)
Net assets			$212,305

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.83	257	$212	1.25%	-18.5%	12/31/2022	$0.83	0	$0	1.00%	-18.3%	12/31/2022	$0.83	0	$0	0.75%	-18.1%
12/31/2021	1.01	14	14	1.25%	1.3%	12/31/2021	1.01	0	0	1.00%	1.4%	12/31/2021	1.01	0	0	0.75%	1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.83	0	$0	0.50%	-17.9%	12/31/2022	$0.84	0	$0	0.25%	-17.7%	12/31/2022	$0.84	0	$0	0.00%	-17.5%
12/31/2021	1.02	0	0	0.50%	1.5%	12/31/2021	1.02	0	0	0.25%	1.6%	12/31/2021	1.02	0	0	0.00%	1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.6%
2021	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2065 A Class - 06-63T

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$67,125	$69,749	6,736
Receivables: investments sold	235
Payables: investments purchased	-
Net assets	$67,360

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$67,360	82,234	$0.82
Band 100	-	-	0.82
Band 75	-	-	0.82
Band 50	-	-	0.83
Band 25	-	-	0.83
Band 0	-	-	0.83
Total	$67,360	82,234

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$893
Mortality & expense charges			(372)
Net investment income (loss)			521

Gain (loss) on investments:
Net realized gain (loss)			(2,373)
Realized gain distributions			1,645
Net change in unrealized appreciation (depreciation)			(2,515)
Net gain (loss)			(3,243)

Increase (decrease) in net assets from operations			$(2,722)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$521	$142
Net realized gain (loss)		(2,373)	-
Realized gain distributions		1,645	6
Net change in unrealized appreciation (depreciation)		(2,515)	(109)

Increase (decrease) in net assets from operations		(2,722)	39

Contract owner transactions:
Proceeds from units sold		85,489	4,153
Cost of units redeemed		(19,344)	-
Account charges		(248)	(7)
Increase (decrease)		65,897	4,146
Net increase (decrease)		63,175	4,185
Net assets, beginning		4,185	-
Net assets, ending		$67,360	$4,185

Units sold		101,652	4,147
Units redeemed		(23,558)	(7)
Net increase (decrease)		78,094	4,140
Units outstanding, beginning		4,140	-
Units outstanding, ending		82,234	4,140

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$89,642
Cost of units redeemed/account charges			(19,599)
Net investment income (loss)			663
Net realized gain (loss)			(2,373)
Realized gain distributions			1,651
Net change in unrealized appreciation (depreciation)			(2,624)
Net assets			$67,360

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.82	82	$67	1.25%	-19.0%	12/31/2022	$0.82	0	$0	1.00%	-18.8%	12/31/2022	$0.82	0	$0	0.75%	-18.6%
12/31/2021	1.01	4	4	1.25%	1.1%	12/31/2021	1.01	0	0	1.00%	1.2%	12/31/2021	1.01	0	0	0.75%	1.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.83	0	$0	0.50%	-18.4%	12/31/2022	$0.83	0	$0	0.25%	-18.2%	12/31/2022	$0.83	0	$0	0.00%	-18.0%
12/31/2021	1.01	0	0	0.50%	1.3%	12/31/2021	1.01	0	0	0.25%	1.4%	12/31/2021	1.01	0	0	0.00%	1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.5%
2021	7.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2065 Inv Class - 06-63N

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$110,761	$115,602	11,145
Receivables: investments sold	801
Payables: investments purchased	-
Net assets	$111,562

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$111,562	135,690	$0.82
Band 100	-	-	0.82
Band 75	-	-	0.83
Band 50	-	-	0.83
Band 25	-	-	0.83
Band 0	-	-	0.84
Total	$111,562	135,690

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,715
Mortality & expense charges			(612)
Net investment income (loss)			1,103

Gain (loss) on investments:
Net realized gain (loss)			(2,686)
Realized gain distributions			2,664
Net change in unrealized appreciation (depreciation)			(4,749)
Net gain (loss)			(4,771)

Increase (decrease) in net assets from operations			$(3,668)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,103	$115
Net realized gain (loss)		(2,686)	-
Realized gain distributions		2,664	4
Net change in unrealized appreciation (depreciation)		(4,749)	(92)

Increase (decrease) in net assets from operations		(3,668)	27

Contract owner transactions:
Proceeds from units sold		134,860	3,806
Cost of units redeemed		(22,259)	(104)
Account charges		(1,098)	(2)
Increase (decrease)		111,503	3,700
Net increase (decrease)		107,835	3,727
Net assets, beginning		3,727	-
Net assets, ending		$111,562	$3,727

Units sold		161,259	3,789
Units redeemed		(29,252)	(106)
Net increase (decrease)		132,007	3,683
Units outstanding, beginning		3,683	-
Units outstanding, ending		135,690	3,683

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$138,666
Cost of units redeemed/account charges			(23,463)
Net investment income (loss)			1,218
Net realized gain (loss)			(2,686)
Realized gain distributions			2,668
Net change in unrealized appreciation (depreciation)			(4,841)
Net assets			$111,562

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.82	136	$112	1.25%	-18.8%	12/31/2022	$0.82	0	$0	1.00%	-18.6%	12/31/2022	$0.83	0	$0	0.75%	-18.3%
12/31/2021	1.01	4	4	1.25%	1.2%	12/31/2021	1.01	0	0	1.00%	1.3%	12/31/2021	1.01	0	0	0.75%	1.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.83	0	$0	0.50%	-18.1%	12/31/2022	$0.83	0	$0	0.25%	-17.9%	12/31/2022	$0.84	0	$0	0.00%	-17.7%
12/31/2021	1.01	0	0	0.50%	1.4%	12/31/2021	1.01	0	0	0.25%	1.5%	12/31/2021	1.02	0	0	0.00%	1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.0%
2021	6.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2055 Portfolio Investor Class - 06-436

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,142,090	$5,812,413	375,160
Receivables: investments sold	8,867
Payables: investments purchased	-
Net assets	$5,150,957

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,150,957	2,589,006	$1.99
Band 100	-	-	2.05
Band 75	-	-	2.11
Band 50	-	-	2.17
Band 25	-	-	2.24
Band 0	-	-	2.30
Total	$5,150,957	2,589,006

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$76,320
Mortality & expense charges			(73,047)
Net investment income (loss)			3,273

Gain (loss) on investments:
Net realized gain (loss)			14,550
Realized gain distributions			220,348
Net change in unrealized appreciation (depreciation)			(1,532,356)
Net gain (loss)			(1,297,458)

Increase (decrease) in net assets from operations			$(1,294,185)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,273	$179,182
Net realized gain (loss)		14,550	1,571,319
Realized gain distributions		220,348	235,053
Net change in unrealized appreciation (depreciation)		(1,532,356)	(1,035,254)

Increase (decrease) in net assets from operations		(1,294,185)	950,300

Contract owner transactions:
Proceeds from units sold		1,786,322	1,984,444
Cost of units redeemed		(2,554,094)	(9,453,698)
Account charges		(9,004)	(10,349)
Increase (decrease)		(776,776)	(7,479,603)
Net increase (decrease)		(2,070,961)	(6,529,303)
Net assets, beginning		7,221,918	13,751,221
Net assets, ending		$5,150,957	$7,221,918

Units sold		905,128	866,383
Units redeemed		(1,269,622)	(4,237,089)
Net increase (decrease)		(364,494)	(3,370,706)
Units outstanding, beginning		2,953,500	6,324,206
Units outstanding, ending		2,589,006	2,953,500

* Date of Fund Inception into Variable Account: 4 /1 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$33,586,964
Cost of units redeemed/account charges			(33,053,573)
Net investment income (loss)			413,985
Net realized gain (loss)			2,329,857
Realized gain distributions			2,544,047
Net change in unrealized appreciation (depreciation)			(670,323)
Net assets			$5,150,957

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.99	2,589	$5,151	1.25%	-18.6%	12/31/2022	$2.05	0	$0	1.00%	-18.4%	12/31/2022	$2.11	0	$0	0.75%	-18.2%
12/31/2021	2.45	2,953	7,222	1.25%	12.5%	12/31/2021	2.51	0	0	1.00%	12.7%	12/31/2021	2.58	0	0	0.75%	13.0%
12/31/2020	2.17	6,324	13,751	1.25%	16.4%	12/31/2020	2.23	0	0	1.00%	16.7%	12/31/2020	2.28	0	0	0.75%	17.0%
12/31/2019	1.87	6,616	12,355	1.25%	23.0%	12/31/2019	1.91	0	0	1.00%	23.3%	12/31/2019	1.95	0	0	0.75%	23.6%
12/31/2018	1.52	5,378	8,165	1.25%	-9.2%	12/31/2018	1.55	0	0	1.00%	-9.0%	12/31/2018	1.58	0	0	0.75%	-8.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.17	0	$0	0.50%	-18.0%	12/31/2022	$2.24	0	$0	0.25%	-17.8%	12/31/2022	$2.30	0	$0	0.00%	-17.6%
12/31/2021	2.65	0	0	0.50%	13.3%	12/31/2021	2.72	0	0	0.25%	13.6%	12/31/2021	2.80	0	0	0.00%	13.9%
12/31/2020	2.34	0	0	0.50%	17.3%	12/31/2020	2.40	0	0	0.25%	17.6%	12/31/2020	2.46	0	0	0.00%	17.9%
12/31/2019	1.99	0	0	0.50%	23.9%	12/31/2019	2.04	0	0	0.25%	24.2%	12/31/2019	2.08	36	75	0.00%	24.5%
12/31/2018	1.61	0	0	0.50%	-8.5%	12/31/2018	1.64	0	0	0.25%	-8.3%	12/31/2018	1.67	25	42	0.00%	-8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.2%
2021	2.6%
2020	0.8%
2019	1.6%
2018	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice In Retirement Portfolio A Class - 06-426

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,606,197	$14,767,012	1,120,345
Receivables: investments sold	-
Payables: investments purchased	(2,315)
Net assets	$12,603,882

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,413,519	5,030,632	$1.87
Band 100	3,190,363	1,647,685	1.94
Band 75	-	-	2.00
Band 50	-	-	2.07
Band 25	-	-	2.15
Band 0	-	-	2.22
Total	$12,603,882	6,678,317

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$324,215
Mortality & expense charges			(172,337)
Net investment income (loss)			151,878

Gain (loss) on investments:
Net realized gain (loss)			(285,567)
Realized gain distributions			288,464
Net change in unrealized appreciation (depreciation)			(2,622,523)
Net gain (loss)			(2,619,626)

Increase (decrease) in net assets from operations			$(2,467,748)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$151,878	$351,654
Net realized gain (loss)		(285,567)	344,075
Realized gain distributions		288,464	691,356
Net change in unrealized appreciation (depreciation)		(2,622,523)	32,658

Increase (decrease) in net assets from operations		(2,467,748)	1,419,743

Contract owner transactions:
Proceeds from units sold		1,013,869	1,679,310
Cost of units redeemed		(4,166,582)	(5,247,507)
Account charges		(6,296)	(11,000)
Increase (decrease)		(3,159,009)	(3,579,197)
Net increase (decrease)		(5,626,757)	(2,159,454)
Net assets, beginning		18,230,639	20,390,093
Net assets, ending		$12,603,882	$18,230,639

Units sold		584,780	839,868
Units redeemed		(2,175,883)	(2,468,948)
Net increase (decrease)		(1,591,103)	(1,629,080)
Units outstanding, beginning		8,269,420	9,898,500
Units outstanding, ending		6,678,317	8,269,420

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$101,750,091
Cost of units redeemed/account charges			(92,345,887)
Net investment income (loss)			956,823
Net realized gain (loss)			154,384
Realized gain distributions			4,249,286
Net change in unrealized appreciation (depreciation)			(2,160,815)
Net assets			$12,603,882

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.87	5,031	$9,414	1.25%	-14.5%	12/31/2022	$1.94	1,648	$3,190	1.00%	-14.3%	12/31/2022	$2.00	0	$0	0.75%	-14.1%
12/31/2021	2.19	6,414	14,040	1.25%	7.2%	12/31/2021	2.26	1,855	4,191	1.00%	7.4%	12/31/2021	2.33	0	0	0.75%	7.7%
12/31/2020	2.04	7,681	15,686	1.25%	9.1%	12/31/2020	2.10	2,019	4,245	1.00%	9.4%	12/31/2020	2.16	0	0	0.75%	9.6%
12/31/2019	1.87	3,472	6,500	1.25%	14.1%	12/31/2019	1.92	1,022	1,965	1.00%	14.4%	12/31/2019	1.97	0	0	0.75%	14.7%
12/31/2018	1.64	4,884	8,012	1.25%	-5.6%	12/31/2018	1.68	1,179	1,982	1.00%	-5.4%	12/31/2018	1.72	0	0	0.75%	-5.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.07	0	$0	0.50%	-13.9%	12/31/2022	$2.15	0	$0	0.25%	-13.7%	12/31/2022	$2.22	0	$0	0.00%	-13.4%
12/31/2021	2.41	0	0	0.50%	8.0%	12/31/2021	2.48	0	0	0.25%	8.3%	12/31/2021	2.56	0	0	0.00%	8.5%
12/31/2020	2.23	73	163	0.50%	9.9%	12/31/2020	2.29	0	0	0.25%	10.2%	12/31/2020	2.36	125	295	0.00%	10.5%
12/31/2019	2.03	90	182	0.50%	15.0%	12/31/2019	2.08	0	0	0.25%	15.3%	12/31/2019	2.14	126	270	0.00%	15.6%
12/31/2018	1.76	0	0	0.50%	-4.9%	12/31/2018	1.81	0	0	0.25%	-4.6%	12/31/2018	1.85	127	235	0.00%	-4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.1%
2021	3.0%
2020	1.2%
2019	1.4%
2018	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Small Cap Growth R6 Class - 06-6C7

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$544,588	$557,690	32,110
Receivables: investments sold	3,537
Payables: investments purchased	-
Net assets	$548,125

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$548,125	616,042	$0.89
Band 100	-	-	0.89
Band 75	-	-	0.89
Band 50	-	-	0.90
Band 25	-	-	0.90
Band 0	-	-	0.90
Total	$548,125	616,042

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$158
Mortality & expense charges			(843)
Net investment income (loss)			(685)

Gain (loss) on investments:
Net realized gain (loss)			2,065
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(13,102)
Net gain (loss)			(11,037)

Increase (decrease) in net assets from operations			$(11,722)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(685)	$-
Net realized gain (loss)		2,065	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(13,102)	-

Increase (decrease) in net assets from operations		(11,722)	-

Contract owner transactions:
Proceeds from units sold		882,402	-
Cost of units redeemed		(321,823)	-
Account charges		(732)	-
Increase (decrease)		559,847	-
Net increase (decrease)		548,125	-
Net assets, beginning		-	-
Net assets, ending		$548,125	$-

Units sold		1,134,779	-
Units redeemed		(518,737)	-
Net increase (decrease)		616,042	-
Units outstanding, beginning		-	-
Units outstanding, ending		616,042	-

* Date of Fund Inception into Variable Account: 1 /27 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$882,402
Cost of units redeemed/account charges			(322,555)
Net investment income (loss)			(685)
Net realized gain (loss)			2,065
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(13,102)
Net assets			$548,125

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.89	616	$548	1.25%	-11.0%	12/31/2022	$0.89	0	$0	1.00%	-10.8%	12/31/2022	$0.89	0	$0	0.75%	-10.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.90	0	$0	0.50%	-10.4%	12/31/2022	$0.90	0	$0	0.25%	-10.2%	12/31/2022	$0.90	0	$0	0.00%	-10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds American Balanced Fund R4 Class - 06-446

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$17,658,587	$17,250,664	617,167
Receivables: investments sold	60,306
Payables: investments purchased	-
Net assets	$17,718,893

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$17,718,893	7,033,322	$2.52
Band 100	-	-	2.60
Band 75	-	-	2.69
Band 50	-	-	2.78
Band 25	-	-	2.87
Band 0	-	-	2.97
Total	$17,718,893	7,033,322

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$307,019
Mortality & expense charges			(248,248)
Net investment income (loss)			58,771

Gain (loss) on investments:
Net realized gain (loss)			435,803
Realized gain distributions			121,237
Net change in unrealized appreciation (depreciation)			(3,659,706)
Net gain (loss)			(3,102,666)

Increase (decrease) in net assets from operations			$(3,043,895)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$58,771	$(42,883)
Net realized gain (loss)		435,803	5,288,922
Realized gain distributions		121,237	993,192
Net change in unrealized appreciation (depreciation)		(3,659,706)	(1,138,601)

Increase (decrease) in net assets from operations		(3,043,895)	5,100,630

Contract owner transactions:
Proceeds from units sold		3,326,648	6,155,337
Cost of units redeemed		(6,110,647)	(27,789,204)
Account charges		(30,216)	(39,757)
Increase (decrease)		(2,814,215)	(21,673,624)
Net increase (decrease)		(5,858,110)	(16,572,994)
Net assets, beginning		23,577,003	40,149,997
Net assets, ending		$17,718,893	$23,577,003

Units sold		1,340,344	2,307,601
Units redeemed		(2,427,578)	(9,990,472)
Net increase (decrease)		(1,087,234)	(7,682,871)
Units outstanding, beginning		8,120,556	15,803,427
Units outstanding, ending		7,033,322	8,120,556

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$157,661,693
Cost of units redeemed/account charges			(166,275,609)
Net investment income (loss)			1,538,458
Net realized gain (loss)			12,950,399
Realized gain distributions			11,436,029
Net change in unrealized appreciation (depreciation)			407,923
Net assets			$17,718,893

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.52	7,033	$17,719	1.25%	-13.2%	12/31/2022	$2.60	0	$0	1.00%	-13.0%	12/31/2022	$2.69	0	$0	0.75%	-12.8%
12/31/2021	2.90	8,121	23,577	1.25%	14.3%	12/31/2021	2.99	0	0	1.00%	14.6%	12/31/2021	3.08	0	0	0.75%	14.9%
12/31/2020	2.54	15,803	40,150	1.25%	9.5%	12/31/2020	2.61	0	0	1.00%	9.7%	12/31/2020	2.68	0	0	0.75%	10.0%
12/31/2019	2.32	17,343	40,249	1.25%	17.7%	12/31/2019	2.38	0	0	1.00%	18.0%	12/31/2019	2.44	0	0	0.75%	18.3%
12/31/2018	1.97	25,360	50,019	1.25%	-4.0%	12/31/2018	2.02	0	0	1.00%	-3.7%	12/31/2018	2.06	0	0	0.75%	-3.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.78	0	$0	0.50%	-12.6%	12/31/2022	$2.87	0	$0	0.25%	-12.4%	12/31/2022	$2.97	0	$0	0.00%	-12.1%
12/31/2021	3.18	0	0	0.50%	15.1%	12/31/2021	3.27	0	0	0.25%	15.4%	12/31/2021	3.37	0	0	0.00%	15.7%
12/31/2020	2.76	0	0	0.50%	10.3%	12/31/2020	2.84	0	0	0.25%	10.6%	12/31/2020	2.92	0	0	0.00%	10.8%
12/31/2019	2.50	0	0	0.50%	18.6%	12/31/2019	2.57	0	0	0.25%	18.8%	12/31/2019	2.63	0	0	0.00%	19.1%
12/31/2018	2.11	0	0	0.50%	-3.3%	12/31/2018	2.16	0	0	0.25%	-3.0%	12/31/2018	2.21	0	0	0.00%	-2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.5%
2021	1.4%
2020	1.3%
2019	2.0%
2018	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds American Balanced Fund R3 Class - 06-447

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,254,837	$11,152,252	393,727
Receivables: investments sold	1,840
Payables: investments purchased	-
Net assets	$11,256,677

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,274,740	3,827,814	$2.42
Band 100	1,981,721	791,646	2.50
Band 75	-	-	2.59
Band 50	216	81	2.67
Band 25	-	-	2.76
Band 0	-	-	2.85
Total	$11,256,677	4,619,541

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$160,571
Mortality & expense charges			(154,507)
Net investment income (loss)			6,064

Gain (loss) on investments:
Net realized gain (loss)			228,309
Realized gain distributions			77,899
Net change in unrealized appreciation (depreciation)			(2,308,346)
Net gain (loss)			(2,002,138)

Increase (decrease) in net assets from operations			$(1,996,074)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,064	$(52,388)
Net realized gain (loss)		228,309	1,168,533
Realized gain distributions		77,899	474,948
Net change in unrealized appreciation (depreciation)		(2,308,346)	571,730

Increase (decrease) in net assets from operations		(1,996,074)	2,162,823

Contract owner transactions:
Proceeds from units sold		2,093,958	3,152,714
Cost of units redeemed		(4,005,721)	(6,925,541)
Account charges		(11,219)	(9,465)
Increase (decrease)		(1,922,982)	(3,782,292)
Net increase (decrease)		(3,919,056)	(1,619,469)
Net assets, beginning		15,175,733	16,795,202
Net assets, ending		$11,256,677	$15,175,733

Units sold		832,601	1,291,891
Units redeemed		(1,601,921)	(2,676,874)
Net increase (decrease)		(769,320)	(1,384,983)
Units outstanding, beginning		5,388,861	6,773,844
Units outstanding, ending		4,619,541	5,388,861

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$64,781,770
Cost of units redeemed/account charges			(62,498,809)
Net investment income (loss)			172,387
Net realized gain (loss)			4,622,072
Realized gain distributions			4,076,672
Net change in unrealized appreciation (depreciation)			102,585
Net assets			$11,256,677

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.42	3,828	$9,275	1.25%	-13.5%	12/31/2022	$2.50	792	$1,982	1.00%	-13.3%	12/31/2022	$2.59	0	$0	0.75%	-13.0%
12/31/2021	2.80	4,411	12,352	1.25%	13.9%	12/31/2021	2.89	978	2,823	1.00%	14.2%	12/31/2021	2.97	0	0	0.75%	14.5%
12/31/2020	2.46	5,679	13,959	1.25%	9.1%	12/31/2020	2.53	637	1,609	1.00%	9.4%	12/31/2020	2.60	0	0	0.75%	9.7%
12/31/2019	2.25	5,954	13,411	1.25%	17.3%	12/31/2019	2.31	502	1,160	1.00%	17.6%	12/31/2019	2.37	225	533	0.75%	17.9%
12/31/2018	1.92	6,720	12,903	1.25%	-4.3%	12/31/2018	1.96	401	787	1.00%	-4.0%	12/31/2018	2.01	1,118	2,245	0.75%	-3.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.67	0	$0	0.50%	-12.8%	12/31/2022	$2.76	0	$0	0.25%	-12.6%	12/31/2022	$2.85	0	$0	0.00%	-12.4%
12/31/2021	3.07	0	0	0.50%	14.8%	12/31/2021	3.16	0	0	0.25%	15.1%	12/31/2021	3.26	0	0	0.00%	15.4%
12/31/2020	2.67	439	1,171	0.50%	10.0%	12/31/2020	2.75	0	0	0.25%	10.2%	12/31/2020	2.82	20	56	0.00%	10.5%
12/31/2019	2.43	431	1,047	0.50%	18.2%	12/31/2019	2.49	0	0	0.25%	18.5%	12/31/2019	2.55	9	22	0.00%	18.8%
12/31/2018	2.05	429	882	0.50%	-3.5%	12/31/2018	2.10	0	0	0.25%	-3.3%	12/31/2018	2.15	79	169	0.00%	-3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.2%
2021	0.9%
2020	1.0%
2019	1.5%
2018	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds American High Income Trust R4 Class - 06-208

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$835,313	$931,059	92,207
Receivables: investments sold	84
Payables: investments purchased	-
Net assets	$835,397

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$835,397	475,879	$1.76
Band 100	-	-	1.83
Band 75	-	-	1.90
Band 50	-	-	1.98
Band 25	-	-	2.06
Band 0	-	-	2.15
Total	$835,397	475,879

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$48,012
Mortality & expense charges			(11,312)
Net investment income (loss)			36,700

Gain (loss) on investments:
Net realized gain (loss)			(12,657)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(126,134)
Net gain (loss)			(138,791)

Increase (decrease) in net assets from operations			$(102,091)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$36,700	$29,919
Net realized gain (loss)		(12,657)	8,497
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(126,134)	26,816

Increase (decrease) in net assets from operations		(102,091)	65,232

Contract owner transactions:
Proceeds from units sold		117,020	245,243
Cost of units redeemed		(169,564)	(251,338)
Account charges		(186)	(263)
Increase (decrease)		(52,730)	(6,358)
Net increase (decrease)		(154,821)	58,874
Net assets, beginning		990,218	931,344
Net assets, ending		$835,397	$990,218

Units sold		64,579	128,336
Units redeemed		(94,745)	(131,595)
Net increase (decrease)		(30,166)	(3,259)
Units outstanding, beginning		506,045	509,304
Units outstanding, ending		475,879	506,045

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$18,706,392
Cost of units redeemed/account charges			(20,450,586)
Net investment income (loss)			3,072,827
Net realized gain (loss)			(407,087)
Realized gain distributions			9,597
Net change in unrealized appreciation (depreciation)			(95,746)
Net assets			$835,397

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.76	476	$835	1.25%	-10.3%	12/31/2022	$1.83	0	$0	1.00%	-10.1%	12/31/2022	$1.90	0	$0	0.75%	-9.8%
12/31/2021	1.96	506	990	1.25%	7.0%	12/31/2021	2.03	0	0	1.00%	7.3%	12/31/2021	2.11	0	0	0.75%	7.5%
12/31/2020	1.83	509	931	1.25%	5.7%	12/31/2020	1.89	0	0	1.00%	6.0%	12/31/2020	1.96	0	0	0.75%	6.2%
12/31/2019	1.73	325	562	1.25%	10.5%	12/31/2019	1.79	0	0	1.00%	10.8%	12/31/2019	1.85	0	0	0.75%	11.0%
12/31/2018	1.57	349	546	1.25%	-3.1%	12/31/2018	1.61	0	0	1.00%	-2.8%	12/31/2018	1.66	0	0	0.75%	-2.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.98	0	$0	0.50%	-9.6%	12/31/2022	$2.06	0	$0	0.25%	-9.4%	12/31/2022	$2.15	0	$0	0.00%	-9.2%
12/31/2021	2.19	0	0	0.50%	7.8%	12/31/2021	2.28	0	0	0.25%	8.1%	12/31/2021	2.37	0	0	0.00%	8.4%
12/31/2020	2.03	0	0	0.50%	6.5%	12/31/2020	2.11	0	0	0.25%	6.8%	12/31/2020	2.18	0	0	0.00%	7.0%
12/31/2019	1.91	0	0	0.50%	11.3%	12/31/2019	1.97	0	0	0.25%	11.6%	12/31/2019	2.04	0	0	0.00%	11.9%
12/31/2018	1.72	0	0	0.50%	-2.4%	12/31/2018	1.77	0	0	0.25%	-2.1%	12/31/2018	1.82	0	0	0.00%	-1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	5.3%
2021	4.4%
2020	5.0%
2019	6.3%
2018	5.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds American High Income Trust R3 Class - 06-184

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$483,761	$531,379	53,323
Receivables: investments sold	-
Payables: investments purchased	(652)
Net assets	$483,109

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$361,133	202,255	$1.79
Band 100	121,976	65,472	1.86
Band 75	-	-	1.94
Band 50	-	-	2.03
Band 25	-	-	2.12
Band 0	-	-	2.21
Total	$483,109	267,727

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$23,677
Mortality & expense charges			(5,630)
Net investment income (loss)			18,047

Gain (loss) on investments:
Net realized gain (loss)			(6,512)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(64,172)
Net gain (loss)			(70,684)

Increase (decrease) in net assets from operations			$(52,637)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$18,047	$17,015
Net realized gain (loss)		(6,512)	7,706
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(64,172)	15,498

Increase (decrease) in net assets from operations		(52,637)	40,219

Contract owner transactions:
Proceeds from units sold		119,321	62,440
Cost of units redeemed		(75,295)	(316,444)
Account charges		(197)	(194)
Increase (decrease)		43,829	(254,198)
Net increase (decrease)		(8,808)	(213,979)
Net assets, beginning		491,917	705,896
Net assets, ending		$483,109	$491,917

Units sold		64,677	32,092
Units redeemed		(40,807)	(163,018)
Net increase (decrease)		23,870	(130,926)
Units outstanding, beginning		243,857	374,783
Units outstanding, ending		267,727	243,857

* Date of Fund Inception into Variable Account: 1 /3 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$12,191,607
Cost of units redeemed/account charges			(13,334,823)
Net investment income (loss)			1,564,037
Net realized gain (loss)			106,150
Realized gain distributions			3,756
Net change in unrealized appreciation (depreciation)			(47,618)
Net assets			$483,109

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.79	202	$361	1.25%	-10.6%	12/31/2022	$1.86	65	$122	1.00%	-10.3%	12/31/2022	$1.94	0	$0	0.75%	-10.1%
12/31/2021	2.00	182	362	1.25%	6.7%	12/31/2021	2.08	62	129	1.00%	6.9%	12/31/2021	2.16	0	0	0.75%	7.2%
12/31/2020	1.87	311	583	1.25%	5.4%	12/31/2020	1.94	63	123	1.00%	5.7%	12/31/2020	2.02	0	0	0.75%	5.9%
12/31/2019	1.78	314	557	1.25%	10.1%	12/31/2019	1.84	78	143	1.00%	10.4%	12/31/2019	1.90	0	0	0.75%	10.7%
12/31/2018	1.61	283	456	1.25%	-3.4%	12/31/2018	1.67	72	120	1.00%	-3.1%	12/31/2018	1.72	0	0	0.75%	-2.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.03	0	$0	0.50%	-9.9%	12/31/2022	$2.12	0	$0	0.25%	-9.7%	12/31/2022	$2.21	0	$0	0.00%	-9.4%
12/31/2021	2.25	0	0	0.50%	7.5%	12/31/2021	2.34	0	0	0.25%	7.8%	12/31/2021	2.44	0	0	0.00%	8.0%
12/31/2020	2.09	0	0	0.50%	6.2%	12/31/2020	2.17	0	0	0.25%	6.4%	12/31/2020	2.26	0	0	0.00%	6.7%
12/31/2019	1.97	0	0	0.50%	11.0%	12/31/2019	2.04	0	0	0.25%	11.2%	12/31/2019	2.12	0	0	0.00%	11.5%
12/31/2018	1.78	0	0	0.50%	-2.7%	12/31/2018	1.84	0	0	0.25%	-2.4%	12/31/2018	1.90	0	0	0.00%	-2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	4.9%
2021	4.0%
2020	5.4%
2019	6.3%
2018	5.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Capital World Growth and Income Fund R4 Class - 06-211

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,954,625	$12,449,021	271,192
Receivables: investments sold	-
Payables: investments purchased	(7,185)
Net assets	$13,947,440

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,947,440	6,811,062	$2.05
Band 100	-	-	2.13
Band 75	-	-	2.22
Band 50	-	-	2.31
Band 25	-	-	2.41
Band 0	-	-	2.51
Total	$13,947,440	6,811,062

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$328,076
Mortality & expense charges			(212,679)
Net investment income (loss)			115,397

Gain (loss) on investments:
Net realized gain (loss)			960,652
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(5,049,234)
Net gain (loss)			(4,088,582)

Increase (decrease) in net assets from operations			$(3,973,185)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$115,397	$74,783
Net realized gain (loss)		960,652	2,751,353
Realized gain distributions		-	1,096,074
Net change in unrealized appreciation (depreciation)		(5,049,234)	(796,689)

Increase (decrease) in net assets from operations		(3,973,185)	3,125,521

Contract owner transactions:
Proceeds from units sold		1,903,678	2,767,361
Cost of units redeemed		(6,104,023)	(8,747,347)
Account charges		(8,862)	(8,858)
Increase (decrease)		(4,209,207)	(5,988,844)
Net increase (decrease)		(8,182,392)	(2,863,323)
Net assets, beginning		22,129,832	24,993,155
Net assets, ending		$13,947,440	$22,129,832

Units sold		908,696	1,177,885
Units redeemed		(2,923,537)	(3,649,145)
Net increase (decrease)		(2,014,841)	(2,471,260)
Units outstanding, beginning		8,825,903	11,297,163
Units outstanding, ending		6,811,062	8,825,903

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$118,482,018
Cost of units redeemed/account charges			(135,514,597)
Net investment income (loss)			5,808,868
Net realized gain (loss)			15,318,559
Realized gain distributions			8,346,988
Net change in unrealized appreciation (depreciation)			1,505,604
Net assets			$13,947,440

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.05	6,811	$13,947	1.25%	-18.3%	12/31/2022	$2.13	0	$0	1.00%	-18.1%	12/31/2022	$2.22	0	$0	0.75%	-17.9%
12/31/2021	2.51	8,826	22,130	1.25%	13.3%	12/31/2021	2.60	0	0	1.00%	13.6%	12/31/2021	2.71	0	0	0.75%	13.9%
12/31/2020	2.21	11,297	24,993	1.25%	13.9%	12/31/2020	2.29	0	0	1.00%	14.2%	12/31/2020	2.38	0	0	0.75%	14.5%
12/31/2019	1.94	15,367	29,842	1.25%	23.8%	12/31/2019	2.01	0	0	1.00%	24.1%	12/31/2019	2.07	0	0	0.75%	24.4%
12/31/2018	1.57	21,314	33,445	1.25%	-11.4%	12/31/2018	1.62	0	0	1.00%	-11.2%	12/31/2018	1.67	0	0	0.75%	-11.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.31	0	$0	0.50%	-17.7%	12/31/2022	$2.41	0	$0	0.25%	-17.5%	12/31/2022	$2.51	0	$0	0.00%	-17.3%
12/31/2021	2.81	0	0	0.50%	14.2%	12/31/2021	2.92	0	0	0.25%	14.5%	12/31/2021	3.03	0	0	0.00%	14.8%
12/31/2020	2.46	0	0	0.50%	14.8%	12/31/2020	2.55	0	0	0.25%	15.1%	12/31/2020	2.64	0	0	0.00%	15.4%
12/31/2019	2.14	0	0	0.50%	24.7%	12/31/2019	2.22	0	0	0.25%	25.0%	12/31/2019	2.29	0	0	0.00%	25.3%
12/31/2018	1.72	0	0	0.50%	-10.7%	12/31/2018	1.77	0	0	0.25%	-10.5%	12/31/2018	1.83	0	0	0.00%	-10.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.8%
2021	1.6%
2020	1.3%
2019	2.0%
2018	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Capital World Growth and Income Fund R3 Class - 06-183

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,737,330	$2,450,506	53,401
Receivables: investments sold	-
Payables: investments purchased	(3,706)
Net assets	$2,733,624

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,106,350	972,512	$2.17
Band 100	627,274	277,566	2.26
Band 75	-	-	2.36
Band 50	-	-	2.46
Band 25	-	-	2.57
Band 0	-	-	2.68
Total	$2,733,624	1,250,078

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$54,995
Mortality & expense charges			(39,877)
Net investment income (loss)			15,118

Gain (loss) on investments:
Net realized gain (loss)			156,333
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(980,296)
Net gain (loss)			(823,963)

Increase (decrease) in net assets from operations			$(808,845)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$15,118	$2,723
Net realized gain (loss)		156,333	562,494
Realized gain distributions		-	218,799
Net change in unrealized appreciation (depreciation)		(980,296)	(159,441)

Increase (decrease) in net assets from operations		(808,845)	624,575

Contract owner transactions:
Proceeds from units sold		198,507	447,601
Cost of units redeemed		(1,045,437)	(1,704,770)
Account charges		(1,161)	(1,300)
Increase (decrease)		(848,091)	(1,258,469)
Net increase (decrease)		(1,656,936)	(633,894)
Net assets, beginning		4,390,560	5,024,454
Net assets, ending		$2,733,624	$4,390,560

Units sold		94,469	179,826
Units redeemed		(482,749)	(657,696)
Net increase (decrease)		(388,280)	(477,870)
Units outstanding, beginning		1,638,358	2,116,228
Units outstanding, ending		1,250,078	1,638,358

* Date of Fund Inception into Variable Account: 1 /3 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$55,314,184
Cost of units redeemed/account charges			(64,608,620)
Net investment income (loss)			1,550,307
Net realized gain (loss)			7,992,358
Realized gain distributions			2,198,571
Net change in unrealized appreciation (depreciation)			286,824
Net assets			$2,733,624

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.17	973	$2,106	1.25%	-18.6%	12/31/2022	$2.26	278	$627	1.00%	-18.4%	12/31/2022	$2.36	0	$0	0.75%	-18.2%
12/31/2021	2.66	1,335	3,551	1.25%	13.0%	12/31/2021	2.77	303	839	1.00%	13.3%	12/31/2021	2.88	0	0	0.75%	13.6%
12/31/2020	2.35	1,757	4,135	1.25%	13.6%	12/31/2020	2.44	332	811	1.00%	13.9%	12/31/2020	2.54	0	0	0.75%	14.2%
12/31/2019	2.07	2,384	4,940	1.25%	23.4%	12/31/2019	2.15	413	887	1.00%	23.7%	12/31/2019	2.22	0	0	0.75%	24.0%
12/31/2018	1.68	2,686	4,511	1.25%	-11.7%	12/31/2018	1.73	502	870	1.00%	-11.5%	12/31/2018	1.79	0	0	0.75%	-11.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.46	0	$0	0.50%	-18.0%	12/31/2022	$2.57	0	$0	0.25%	-17.8%	12/31/2022	$2.68	0	$0	0.00%	-17.5%
12/31/2021	3.00	0	0	0.50%	13.9%	12/31/2021	3.12	0	0	0.25%	14.1%	12/31/2021	3.25	0	0	0.00%	14.4%
12/31/2020	2.63	0	0	0.50%	14.4%	12/31/2020	2.73	0	0	0.25%	14.7%	12/31/2020	2.84	28	79	0.00%	15.0%
12/31/2019	2.30	3	7	0.50%	24.3%	12/31/2019	2.38	0	0	0.25%	24.6%	12/31/2019	2.47	205	507	0.00%	24.9%
12/31/2018	1.85	0	0	0.50%	-11.0%	12/31/2018	1.91	0	0	0.25%	-10.8%	12/31/2018	1.98	188	371	0.00%	-10.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.5%
2021	1.3%
2020	1.1%
2019	1.6%
2018	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds EuroPacific Growth Fund R5 Class - 06-296

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$46,594	$47,242	950
Receivables: investments sold	-
Payables: investments purchased	(22)
Net assets	$46,572

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$46,572	30,606	$1.52
Band 100	-	-	1.57
Band 75	-	-	1.62
Band 50	-	-	1.67
Band 25	-	-	1.72
Band 0	-	-	1.77
Total	$46,572	30,606

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$658
Mortality & expense charges			(314)
Net investment income (loss)			344

Gain (loss) on investments:
Net realized gain (loss)			(416)
Realized gain distributions			23
Net change in unrealized appreciation (depreciation)			(743)
Net gain (loss)			(1,136)

Increase (decrease) in net assets from operations			$(792)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$344	$29
Net realized gain (loss)		(416)	192
Realized gain distributions		23	378
Net change in unrealized appreciation (depreciation)		(743)	(565)

Increase (decrease) in net assets from operations		(792)	34

Contract owner transactions:
Proceeds from units sold		43,548	2,848
Cost of units redeemed		(1,147)	(779)
Account charges		(7)	(6)
Increase (decrease)		42,394	2,063
Net increase (decrease)		41,602	2,097
Net assets, beginning		4,970	2,873
Net assets, ending		$46,572	$4,970

Units sold		28,894	1,408
Units redeemed		(779)	(379)
Net increase (decrease)		28,115	1,029
Units outstanding, beginning		2,491	1,462
Units outstanding, ending		30,606	2,491

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$49,064
Cost of units redeemed/account charges			(2,429)
Net investment income (loss)			374
Net realized gain (loss)			(221)
Realized gain distributions			432
Net change in unrealized appreciation (depreciation)			(648)
Net assets			$46,572

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.52	31	$47	1.25%	-23.7%	12/31/2022	$1.57	0	$0	1.00%	-23.5%	12/31/2022	$1.62	0	$0	0.75%	-23.3%
12/31/2021	1.99	2	5	1.25%	1.5%	12/31/2021	2.05	0	0	1.00%	1.8%	12/31/2021	2.11	0	0	0.75%	2.0%
12/31/2020	1.96	1	3	1.25%	23.6%	12/31/2020	2.02	0	0	1.00%	23.9%	12/31/2020	2.07	0	0	0.75%	24.3%
12/31/2019	1.59	1	2	1.25%	25.8%	12/31/2019	1.63	0	0	1.00%	26.1%	12/31/2019	1.66	0	0	0.75%	26.4%
12/31/2018	1.26	0	0	1.25%	-16.0%	12/31/2018	1.29	0	0	1.00%	-15.8%	12/31/2018	1.32	0	0	0.75%	-15.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.67	0	$0	0.50%	-23.1%	12/31/2022	$1.72	0	$0	0.25%	-23.0%	12/31/2022	$1.77	0	$0	0.00%	-22.8%
12/31/2021	2.17	0	0	0.50%	2.3%	12/31/2021	2.23	0	0	0.25%	2.5%	12/31/2021	2.29	0	0	0.00%	2.8%
12/31/2020	2.12	0	0	0.50%	24.6%	12/31/2020	2.18	0	0	0.25%	24.9%	12/31/2020	2.23	0	0	0.00%	25.2%
12/31/2019	1.70	0	0	0.50%	26.7%	12/31/2019	1.74	0	0	0.25%	27.0%	12/31/2019	1.78	0	0	0.00%	27.4%
12/31/2018	1.34	0	0	0.50%	-15.4%	12/31/2018	1.37	0	0	0.25%	-15.2%	12/31/2018	1.40	0	0	0.00%	-15.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.6%
2021	2.1%
2020	0.4%
2019	2.2%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds EuroPacific Growth Fund R4 Class - 06-212

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,880,453	$13,953,994	269,377
Receivables: investments sold	9,273
Payables: investments purchased	-
Net assets	$12,889,726

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,719,117	8,145,093	$1.56
Band 100	-	-	1.63
Band 75	-	-	1.69
Band 50	-	-	1.76
Band 25	-	-	1.84
Band 0	170,609	89,242	1.91
Total	$12,889,726	8,234,335

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$155,890
Mortality & expense charges			(245,323)
Net investment income (loss)			(89,433)

Gain (loss) on investments:
Net realized gain (loss)			(947,136)
Realized gain distributions			111,611
Net change in unrealized appreciation (depreciation)			(6,341,672)
Net gain (loss)			(7,177,197)

Increase (decrease) in net assets from operations			$(7,266,630)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(89,433)	$(134,521)
Net realized gain (loss)		(947,136)	11,976,971
Realized gain distributions		111,611	2,989,040
Net change in unrealized appreciation (depreciation)		(6,341,672)	(13,484,321)

Increase (decrease) in net assets from operations		(7,266,630)	1,347,169

Contract owner transactions:
Proceeds from units sold		2,829,031	5,853,876
Cost of units redeemed		(10,952,189)	(40,940,980)
Account charges		(11,232)	(30,494)
Increase (decrease)		(8,134,390)	(35,117,598)
Net increase (decrease)		(15,401,020)	(33,770,429)
Net assets, beginning		28,290,746	62,061,175
Net assets, ending		$12,889,726	$28,290,746

Units sold		1,836,560	2,825,405
Units redeemed		(7,364,722)	(19,641,613)
Net increase (decrease)		(5,528,162)	(16,816,208)
Units outstanding, beginning		13,762,497	30,578,705
Units outstanding, ending		8,234,335	13,762,497

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$217,520,962
Cost of units redeemed/account charges			(239,104,231)
Net investment income (loss)			439,512
Net realized gain (loss)			24,555,147
Realized gain distributions			10,551,877
Net change in unrealized appreciation (depreciation)			(1,073,541)
Net assets			$12,889,726

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.56	8,145	$12,719	1.25%	-24.0%	12/31/2022	$1.63	0	$0	1.00%	-23.8%	12/31/2022	$1.69	0	$0	0.75%	-23.6%
12/31/2021	2.05	13,692	28,115	1.25%	1.2%	12/31/2021	2.13	0	0	1.00%	1.5%	12/31/2021	2.22	0	0	0.75%	1.7%
12/31/2020	2.03	30,519	61,917	1.25%	23.3%	12/31/2020	2.10	0	0	1.00%	23.6%	12/31/2020	2.18	0	0	0.75%	23.9%
12/31/2019	1.65	35,944	59,163	1.25%	25.4%	12/31/2019	1.70	0	0	1.00%	25.7%	12/31/2019	1.76	0	0	0.75%	26.0%
12/31/2018	1.31	34,083	44,737	1.25%	-16.3%	12/31/2018	1.35	0	0	1.00%	-16.1%	12/31/2018	1.40	0	0	0.75%	-15.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.76	0	$0	0.50%	-23.4%	12/31/2022	$1.84	0	$0	0.25%	-23.2%	12/31/2022	$1.91	89	$171	0.00%	-23.0%
12/31/2021	2.30	0	0	0.50%	2.0%	12/31/2021	2.39	0	0	0.25%	2.2%	12/31/2021	2.48	71	175	0.00%	2.5%
12/31/2020	2.26	0	0	0.50%	24.2%	12/31/2020	2.34	0	0	0.25%	24.5%	12/31/2020	2.42	60	145	0.00%	24.8%
12/31/2019	1.82	0	0	0.50%	26.3%	12/31/2019	1.88	0	0	0.25%	26.7%	12/31/2019	1.94	50	96	0.00%	27.0%
12/31/2018	1.44	0	0	0.50%	-15.6%	12/31/2018	1.48	0	0	0.25%	-15.4%	12/31/2018	1.53	54	82	0.00%	-15.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.8%
2021	0.9%
2020	0.2%
2019	1.2%
2018	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds EuroPacific Growth Fund R3 Class - 06-181

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,310,396	$5,755,705	110,431
Receivables: investments sold	-
Payables: investments purchased	(39,502)
Net assets	$5,270,894

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,926,981	3,006,607	$1.64
Band 100	343,913	201,137	1.71
Band 75	-	-	1.78
Band 50	-	-	1.86
Band 25	-	-	1.94
Band 0	-	-	2.03
Total	$5,270,894	3,207,744

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$51,885
Mortality & expense charges			(77,151)
Net investment income (loss)			(25,266)

Gain (loss) on investments:
Net realized gain (loss)			(7,860)
Realized gain distributions			33,585
Net change in unrealized appreciation (depreciation)			(2,068,752)
Net gain (loss)			(2,043,027)

Increase (decrease) in net assets from operations			$(2,068,293)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(25,266)	$(30,832)
Net realized gain (loss)		(7,860)	1,192,115
Realized gain distributions		33,585	791,827
Net change in unrealized appreciation (depreciation)		(2,068,752)	(1,752,473)

Increase (decrease) in net assets from operations		(2,068,293)	200,637

Contract owner transactions:
Proceeds from units sold		777,243	1,386,762
Cost of units redeemed		(2,282,200)	(3,755,895)
Account charges		(5,081)	(5,502)
Increase (decrease)		(1,510,038)	(2,374,635)
Net increase (decrease)		(3,578,331)	(2,173,998)
Net assets, beginning		8,849,225	11,023,223
Net assets, ending		$5,270,894	$8,849,225

Units sold		464,121	750,876
Units redeemed		(1,339,789)	(1,776,473)
Net increase (decrease)		(875,668)	(1,025,597)
Units outstanding, beginning		4,083,412	5,109,009
Units outstanding, ending		3,207,744	4,083,412

* Date of Fund Inception into Variable Account: 1 /3 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$81,655,072
Cost of units redeemed/account charges			(87,263,632)
Net investment income (loss)			(168,087)
Net realized gain (loss)			8,263,886
Realized gain distributions			3,228,964
Net change in unrealized appreciation (depreciation)			(445,309)
Net assets			$5,270,894

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.64	3,007	$4,927	1.25%	-24.2%	12/31/2022	$1.71	201	$344	1.00%	-24.0%	12/31/2022	$1.78	0	$0	0.75%	-23.8%
12/31/2021	2.16	3,829	8,277	1.25%	0.9%	12/31/2021	2.25	254	572	1.00%	1.2%	12/31/2021	2.34	0	0	0.75%	1.4%
12/31/2020	2.14	4,663	9,987	1.25%	22.9%	12/31/2020	2.22	267	594	1.00%	23.2%	12/31/2020	2.31	0	0	0.75%	23.5%
12/31/2019	1.74	5,925	10,328	1.25%	25.0%	12/31/2019	1.81	373	674	1.00%	25.3%	12/31/2019	1.87	0	0	0.75%	25.7%
12/31/2018	1.39	7,926	11,051	1.25%	-16.5%	12/31/2018	1.44	564	812	1.00%	-16.3%	12/31/2018	1.49	0	0	0.75%	-16.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.86	0	$0	0.50%	-23.6%	12/31/2022	$1.94	0	$0	0.25%	-23.4%	12/31/2022	$2.03	0	$0	0.00%	-23.2%
12/31/2021	2.44	0	0	0.50%	1.7%	12/31/2021	2.54	0	0	0.25%	1.9%	12/31/2021	2.64	0	0	0.00%	2.2%
12/31/2020	2.40	114	272	0.50%	23.8%	12/31/2020	2.49	0	0	0.25%	24.1%	12/31/2020	2.58	66	170	0.00%	24.4%
12/31/2019	1.94	127	246	0.50%	26.0%	12/31/2019	2.00	0	0	0.25%	26.3%	12/31/2019	2.08	207	430	0.00%	26.6%
12/31/2018	1.54	135	208	0.50%	-15.9%	12/31/2018	1.59	0	0	0.25%	-15.7%	12/31/2018	1.64	175	287	0.00%	-15.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.7%
2021	1.0%
2020	0.0%
2019	0.7%
2018	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Fundamental Investors R4 Class - 06-214

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,776,521	$4,788,527	79,537
Receivables: investments sold	2,891
Payables: investments purchased	-
Net assets	$4,779,412

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,779,412	1,646,416	$2.90
Band 100	-	-	3.02
Band 75	-	-	3.15
Band 50	-	-	3.28
Band 25	-	-	3.41
Band 0	-	-	3.55
Total	$4,779,412	1,646,416

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$113,535
Mortality & expense charges			(106,957)
Net investment income (loss)			6,578

Gain (loss) on investments:
Net realized gain (loss)			451,763
Realized gain distributions			257,562
Net change in unrealized appreciation (depreciation)			(2,735,716)
Net gain (loss)			(2,026,391)

Increase (decrease) in net assets from operations			$(2,019,813)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,578	$(19,687)
Net realized gain (loss)		451,763	1,788,425
Realized gain distributions		257,562	1,115,115
Net change in unrealized appreciation (depreciation)		(2,735,716)	(341,100)

Increase (decrease) in net assets from operations		(2,019,813)	2,542,753

Contract owner transactions:
Proceeds from units sold		1,149,573	1,806,484
Cost of units redeemed		(5,789,920)	(6,200,234)
Account charges		(3,414)	(3,905)
Increase (decrease)		(4,643,761)	(4,397,655)
Net increase (decrease)		(6,663,574)	(1,854,902)
Net assets, beginning		11,442,986	13,297,888
Net assets, ending		$4,779,412	$11,442,986

Units sold		398,111	561,765
Units redeemed		(1,995,064)	(1,876,282)
Net increase (decrease)		(1,596,953)	(1,314,517)
Units outstanding, beginning		3,243,369	4,557,886
Units outstanding, ending		1,646,416	3,243,369

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$49,898,285
Cost of units redeemed/account charges			(63,698,978)
Net investment income (loss)			527,948
Net realized gain (loss)			10,282,335
Realized gain distributions			7,781,828
Net change in unrealized appreciation (depreciation)			(12,006)
Net assets			$4,779,412

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.90	1,646	$4,779	1.25%	-17.7%	12/31/2022	$3.02	0	$0	1.00%	-17.5%	12/31/2022	$3.15	0	$0	0.75%	-17.3%
12/31/2021	3.53	3,243	11,443	1.25%	20.9%	12/31/2021	3.66	0	0	1.00%	21.2%	12/31/2021	3.81	0	0	0.75%	21.5%
12/31/2020	2.92	4,558	13,298	1.25%	13.5%	12/31/2020	3.02	0	0	1.00%	13.8%	12/31/2020	3.13	0	0	0.75%	14.1%
12/31/2019	2.57	5,028	12,925	1.25%	26.0%	12/31/2019	2.66	0	0	1.00%	26.3%	12/31/2019	2.75	0	0	0.75%	26.6%
12/31/2018	2.04	7,154	14,599	1.25%	-7.8%	12/31/2018	2.10	0	0	1.00%	-7.6%	12/31/2018	2.17	0	0	0.75%	-7.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.28	0	$0	0.50%	-17.1%	12/31/2022	$3.41	0	$0	0.25%	-16.9%	12/31/2022	$3.55	0	$0	0.00%	-16.7%
12/31/2021	3.95	0	0	0.50%	21.8%	12/31/2021	4.11	0	0	0.25%	22.1%	12/31/2021	4.27	0	0	0.00%	22.4%
12/31/2020	3.25	0	0	0.50%	14.3%	12/31/2020	3.36	0	0	0.25%	14.6%	12/31/2020	3.48	0	0	0.00%	14.9%
12/31/2019	2.84	0	0	0.50%	26.9%	12/31/2019	2.93	0	0	0.25%	27.2%	12/31/2019	3.03	0	0	0.00%	27.6%
12/31/2018	2.24	0	0	0.50%	-7.1%	12/31/2018	2.31	0	0	0.25%	-6.9%	12/31/2018	2.38	0	0	0.00%	-6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.4%
2021	1.2%
2020	1.5%
2019	1.6%
2018	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Fundamental Investors R3 Class - 06-213

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,767,383	$4,634,316	79,356
Receivables: investments sold	-
Payables: investments purchased	(450)
Net assets	$4,766,933

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,911,626	1,414,818	$2.76
Band 100	855,307	297,078	2.88
Band 75	-	-	3.00
Band 50	-	-	3.12
Band 25	-	-	3.25
Band 0	-	-	3.38
Total	$4,766,933	1,711,896

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$64,415
Mortality & expense charges			(74,561)
Net investment income (loss)			(10,146)

Gain (loss) on investments:
Net realized gain (loss)			266,372
Realized gain distributions			183,334
Net change in unrealized appreciation (depreciation)			(1,864,108)
Net gain (loss)			(1,414,402)

Increase (decrease) in net assets from operations			$(1,424,548)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(10,146)	$(30,949)
Net realized gain (loss)		266,372	715,089
Realized gain distributions		183,334	768,609
Net change in unrealized appreciation (depreciation)		(1,864,108)	130,644

Increase (decrease) in net assets from operations		(1,424,548)	1,583,393

Contract owner transactions:
Proceeds from units sold		611,757	1,025,628
Cost of units redeemed		(2,534,585)	(2,481,456)
Account charges		(2,628)	(3,232)
Increase (decrease)		(1,925,456)	(1,459,060)
Net increase (decrease)		(3,350,004)	124,333
Net assets, beginning		8,116,937	7,992,604
Net assets, ending		$4,766,933	$8,116,937

Units sold		226,565	334,610
Units redeemed		(909,282)	(783,501)
Net increase (decrease)		(682,717)	(448,891)
Units outstanding, beginning		2,394,613	2,843,504
Units outstanding, ending		1,711,896	2,394,613

* Date of Fund Inception into Variable Account: 1 /3 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$44,812,644
Cost of units redeemed/account charges			(54,663,568)
Net investment income (loss)			105,954
Net realized gain (loss)			8,930,946
Realized gain distributions			5,447,890
Net change in unrealized appreciation (depreciation)			133,067
Net assets			$4,766,933

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.76	1,415	$3,912	1.25%	-18.0%	12/31/2022	$2.88	297	$855	1.00%	-17.8%	12/31/2022	$3.00	0	$0	0.75%	-17.6%
12/31/2021	3.37	2,051	6,915	1.25%	20.6%	12/31/2021	3.50	343	1,202	1.00%	20.9%	12/31/2021	3.64	0	0	0.75%	21.2%
12/31/2020	2.80	2,435	6,808	1.25%	13.2%	12/31/2020	2.90	405	1,174	1.00%	13.4%	12/31/2020	3.00	0	0	0.75%	13.7%
12/31/2019	2.47	2,838	7,013	1.25%	25.6%	12/31/2019	2.55	472	1,207	1.00%	25.9%	12/31/2019	2.64	0	0	0.75%	26.2%
12/31/2018	1.97	3,432	6,753	1.25%	-8.1%	12/31/2018	2.03	565	1,145	1.00%	-7.9%	12/31/2018	2.09	0	0	0.75%	-7.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.12	0	$0	0.50%	-17.4%	12/31/2022	$3.25	0	$0	0.25%	-17.2%	12/31/2022	$3.38	0	$0	0.00%	-17.0%
12/31/2021	3.78	0	0	0.50%	21.5%	12/31/2021	3.92	0	0	0.25%	21.8%	12/31/2021	4.08	0	0	0.00%	22.1%
12/31/2020	3.11	3	10	0.50%	14.0%	12/31/2020	3.22	0	0	0.25%	14.3%	12/31/2020	3.34	0	0	0.00%	14.6%
12/31/2019	2.73	3	9	0.50%	26.5%	12/31/2019	2.82	0	0	0.25%	26.9%	12/31/2019	2.91	96	278	0.00%	27.2%
12/31/2018	2.16	2	4	0.50%	-7.4%	12/31/2018	2.22	0	0	0.25%	-7.2%	12/31/2018	2.29	93	213	0.00%	-6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.0%
2021	0.9%
2020	1.2%
2019	1.2%
2018	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Intermediate Bond Fund of America R4 Class - 06-209

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$457,861	$497,105	36,291
Receivables: investments sold	-
Payables: investments purchased	(6,755)
Net assets	$451,106

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$451,106	412,575	$1.09
Band 100	-	-	1.14
Band 75	-	-	1.19
Band 50	-	-	1.23
Band 25	-	-	1.29
Band 0	-	-	1.34
Total	$451,106	412,575

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$9,953
Mortality & expense charges			(5,929)
Net investment income (loss)			4,024

Gain (loss) on investments:
Net realized gain (loss)			(2,677)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(45,820)
Net gain (loss)			(48,497)

Increase (decrease) in net assets from operations			$(44,473)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,024	$(1,423)
Net realized gain (loss)		(2,677)	803
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(45,820)	(9,519)

Increase (decrease) in net assets from operations		(44,473)	(10,139)

Contract owner transactions:
Proceeds from units sold		75,529	51,030
Cost of units redeemed		(64,985)	(35,573)
Account charges		(417)	(380)
Increase (decrease)		10,127	15,077
Net increase (decrease)		(34,346)	4,938
Net assets, beginning		485,452	480,514
Net assets, ending		$451,106	$485,452

Units sold		65,222	42,370
Units redeemed		(58,106)	(29,913)
Net increase (decrease)		7,116	12,457
Units outstanding, beginning		405,459	393,002
Units outstanding, ending		412,575	405,459

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$4,733,589
Cost of units redeemed/account charges			(4,265,226)
Net investment income (loss)			22,563
Net realized gain (loss)			(14,311)
Realized gain distributions			13,735
Net change in unrealized appreciation (depreciation)			(39,244)
Net assets			$451,106

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.09	413	$451	1.25%	-8.7%	12/31/2022	$1.14	0	$0	1.00%	-8.4%	12/31/2022	$1.19	0	$0	0.75%	-8.2%
12/31/2021	1.20	405	485	1.25%	-2.1%	12/31/2021	1.24	0	0	1.00%	-1.8%	12/31/2021	1.29	0	0	0.75%	-1.6%
12/31/2020	1.22	393	481	1.25%	6.1%	12/31/2020	1.27	0	0	1.00%	6.3%	12/31/2020	1.31	0	0	0.75%	6.6%
12/31/2019	1.15	252	291	1.25%	3.3%	12/31/2019	1.19	0	0	1.00%	3.5%	12/31/2019	1.23	0	0	0.75%	3.8%
12/31/2018	1.12	227	253	1.25%	-0.4%	12/31/2018	1.15	0	0	1.00%	-0.1%	12/31/2018	1.19	0	0	0.75%	0.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.23	0	$0	0.50%	-8.0%	12/31/2022	$1.29	0	$0	0.25%	-7.8%	12/31/2022	$1.34	0	$0	0.00%	-7.5%
12/31/2021	1.34	0	0	0.50%	-1.3%	12/31/2021	1.39	0	0	0.25%	-1.1%	12/31/2021	1.45	0	0	0.00%	-0.8%
12/31/2020	1.36	0	0	0.50%	6.9%	12/31/2020	1.41	0	0	0.25%	7.1%	12/31/2020	1.46	0	0	0.00%	7.4%
12/31/2019	1.27	0	0	0.50%	4.1%	12/31/2019	1.32	0	0	0.25%	4.3%	12/31/2019	1.36	0	0	0.00%	4.6%
12/31/2018	1.22	0	0	0.50%	0.4%	12/31/2018	1.26	0	0	0.25%	0.6%	12/31/2018	1.30	0	0	0.00%	0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.1%
2021	1.0%
2020	1.3%
2019	1.6%
2018	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Intermediate Bond Fund of America R3 Class - 06-186

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$209,663	$225,379	16,861
Receivables: investments sold	-
Payables: investments purchased	(81)
Net assets	$209,582

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$88,789	84,444	$1.05
Band 100	120,793	110,106	1.10
Band 75	-	-	1.14
Band 50	-	-	1.19
Band 25	-	-	1.25
Band 0	-	-	1.30
Total	$209,582	194,550

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$4,754
Mortality & expense charges			(2,960)
Net investment income (loss)			1,794

Gain (loss) on investments:
Net realized gain (loss)			(8,176)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(20,022)
Net gain (loss)			(28,198)

Increase (decrease) in net assets from operations			$(26,404)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,794	$(1,745)
Net realized gain (loss)		(8,176)	1,946
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(20,022)	(8,895)

Increase (decrease) in net assets from operations		(26,404)	(8,694)

Contract owner transactions:
Proceeds from units sold		45,457	24,490
Cost of units redeemed		(153,170)	(86,483)
Account charges		(145)	(138)
Increase (decrease)		(107,858)	(62,131)
Net increase (decrease)		(134,262)	(70,825)
Net assets, beginning		343,844	414,669
Net assets, ending		$209,582	$343,844

Units sold		42,651	20,996
Units redeemed		(139,024)	(73,010)
Net increase (decrease)		(96,373)	(52,014)
Units outstanding, beginning		290,923	342,937
Units outstanding, ending		194,550	290,923

* Date of Fund Inception into Variable Account: 1 /3 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$6,011,691
Cost of units redeemed/account charges			(5,948,115)
Net investment income (loss)			99,861
Net realized gain (loss)			41,320
Realized gain distributions			20,541
Net change in unrealized appreciation (depreciation)			(15,716)
Net assets			$209,582

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.05	84	$89	1.25%	-8.9%	12/31/2022	$1.10	110	$121	1.00%	-8.7%	12/31/2022	$1.14	0	$0	0.75%	-8.5%
12/31/2021	1.15	123	142	1.25%	-2.4%	12/31/2021	1.20	168	201	1.00%	-2.1%	12/31/2021	1.25	0	0	0.75%	-1.9%
12/31/2020	1.18	143	169	1.25%	5.7%	12/31/2020	1.23	200	246	1.00%	6.0%	12/31/2020	1.27	0	0	0.75%	6.3%
12/31/2019	1.12	152	170	1.25%	3.0%	12/31/2019	1.16	358	415	1.00%	3.2%	12/31/2019	1.20	0	0	0.75%	3.5%
12/31/2018	1.09	142	154	1.25%	-0.7%	12/31/2018	1.12	386	433	1.00%	-0.4%	12/31/2018	1.16	0	0	0.75%	-0.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.19	0	$0	0.50%	-8.3%	12/31/2022	$1.25	0	$0	0.25%	-8.0%	12/31/2022	$1.30	0	$0	0.00%	-7.8%
12/31/2021	1.30	0	0	0.50%	-1.6%	12/31/2021	1.36	0	0	0.25%	-1.4%	12/31/2021	1.41	0	0	0.00%	-1.1%
12/31/2020	1.32	0	0	0.50%	6.5%	12/31/2020	1.37	0	0	0.25%	6.8%	12/31/2020	1.43	0	0	0.00%	7.1%
12/31/2019	1.24	0	0	0.50%	3.7%	12/31/2019	1.29	0	0	0.25%	4.0%	12/31/2019	1.33	0	0	0.00%	4.3%
12/31/2018	1.20	0	0	0.50%	0.1%	12/31/2018	1.24	0	0	0.25%	0.3%	12/31/2018	1.28	0	0	0.00%	0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.7%
2021	0.7%
2020	0.9%
2019	1.5%
2018	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds New Perspective Fund R4 Class - 06-503

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,788,344	$7,549,174	147,034
Receivables: investments sold	47,310
Payables: investments purchased	-
Net assets	$6,835,654

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,835,654	2,764,792	$2.47
Band 100	-	-	2.54
Band 75	-	-	2.62
Band 50	-	-	2.70
Band 25	-	-	2.77
Band 0	-	-	2.86
Total	$6,835,654	2,764,792

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$51,681
Mortality & expense charges			(102,678)
Net investment income (loss)			(50,997)

Gain (loss) on investments:
Net realized gain (loss)			(63,450)
Realized gain distributions			220,630
Net change in unrealized appreciation (depreciation)			(3,035,251)
Net gain (loss)			(2,878,071)

Increase (decrease) in net assets from operations			$(2,929,068)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(50,997)	$(139,204)
Net realized gain (loss)		(63,450)	2,097,825
Realized gain distributions		220,630	676,273
Net change in unrealized appreciation (depreciation)		(3,035,251)	(667,515)

Increase (decrease) in net assets from operations		(2,929,068)	1,967,379

Contract owner transactions:
Proceeds from units sold		1,307,747	2,842,544
Cost of units redeemed		(2,250,362)	(6,898,949)
Account charges		(4,540)	(5,774)
Increase (decrease)		(947,155)	(4,062,179)
Net increase (decrease)		(3,876,223)	(2,094,800)
Net assets, beginning		10,711,877	12,806,677
Net assets, ending		$6,835,654	$10,711,877

Units sold		485,737	957,263
Units redeemed		(892,776)	(2,193,298)
Net increase (decrease)		(407,039)	(1,236,035)
Units outstanding, beginning		3,171,831	4,407,866
Units outstanding, ending		2,764,792	3,171,831

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$33,966,899
Cost of units redeemed/account charges			(33,505,228)
Net investment income (loss)			(517,996)
Net realized gain (loss)			3,938,976
Realized gain distributions			3,713,833
Net change in unrealized appreciation (depreciation)			(760,830)
Net assets			$6,835,654

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.47	2,765	$6,836	1.25%	-26.8%	12/31/2022	$2.54	0	$0	1.00%	-26.6%	12/31/2022	$2.62	0	$0	0.75%	-26.4%
12/31/2021	3.38	3,172	10,712	1.25%	16.2%	12/31/2021	3.47	0	0	1.00%	16.5%	12/31/2021	3.56	0	0	0.75%	16.8%
12/31/2020	2.91	4,408	12,807	1.25%	31.7%	12/31/2020	2.98	0	0	1.00%	32.0%	12/31/2020	3.05	0	0	0.75%	32.3%
12/31/2019	2.21	3,346	7,383	1.25%	28.4%	12/31/2019	2.25	0	0	1.00%	28.7%	12/31/2019	2.30	0	0	0.75%	29.1%
12/31/2018	1.72	4,898	8,416	1.25%	-7.1%	12/31/2018	1.75	0	0	1.00%	-6.8%	12/31/2018	1.78	0	0	0.75%	-6.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.70	0	$0	0.50%	-26.2%	12/31/2022	$2.77	0	$0	0.25%	-26.1%	12/31/2022	$2.86	0	$0	0.00%	-25.9%
12/31/2021	3.65	0	0	0.50%	17.1%	12/31/2021	3.75	0	0	0.25%	17.4%	12/31/2021	3.85	0	0	0.00%	17.7%
12/31/2020	3.12	0	0	0.50%	32.7%	12/31/2020	3.20	0	0	0.25%	33.0%	12/31/2020	3.27	0	0	0.00%	33.3%
12/31/2019	2.35	0	0	0.50%	29.4%	12/31/2019	2.40	0	0	0.25%	29.7%	12/31/2019	2.45	0	0	0.00%	30.0%
12/31/2018	1.82	0	0	0.50%	-6.4%	12/31/2018	1.85	0	0	0.25%	-6.1%	12/31/2018	1.89	0	0	0.00%	-5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.6%
2021	0.2%
2020	0.1%
2019	0.9%
2018	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds New Perspective Fund R3 Class - 06-502

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,943,479	$2,297,793	42,247
Receivables: investments sold	-
Payables: investments purchased	(3,453)
Net assets	$1,940,026

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,940,026	812,640	$2.39
Band 100	-	-	2.46
Band 75	-	-	2.53
Band 50	-	-	2.60
Band 25	-	-	2.68
Band 0	-	-	2.76
Total	$1,940,026	812,640

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$8,536
Mortality & expense charges			(28,688)
Net investment income (loss)			(20,152)

Gain (loss) on investments:
Net realized gain (loss)			(51,296)
Realized gain distributions			65,074
Net change in unrealized appreciation (depreciation)			(799,872)
Net gain (loss)			(786,094)

Increase (decrease) in net assets from operations			$(806,246)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(20,152)	$(38,707)
Net realized gain (loss)		(51,296)	643,071
Realized gain distributions		65,074	194,575
Net change in unrealized appreciation (depreciation)		(799,872)	(351,498)

Increase (decrease) in net assets from operations		(806,246)	447,441

Contract owner transactions:
Proceeds from units sold		545,303	1,167,855
Cost of units redeemed		(820,701)	(1,272,143)
Account charges		(2,685)	(1,401)
Increase (decrease)		(278,083)	(105,689)
Net increase (decrease)		(1,084,329)	341,752
Net assets, beginning		3,024,355	2,682,603
Net assets, ending		$1,940,026	$3,024,355

Units sold		212,091	527,795
Units redeemed		(324,094)	(553,319)
Net increase (decrease)		(112,003)	(25,524)
Units outstanding, beginning		924,643	950,167
Units outstanding, ending		812,640	924,643

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$13,638,001
Cost of units redeemed/account charges			(14,072,367)
Net investment income (loss)			(274,070)
Net realized gain (loss)			1,428,240
Realized gain distributions			1,574,536
Net change in unrealized appreciation (depreciation)			(354,314)
Net assets			$1,940,026

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.39	813	$1,940	1.25%	-27.0%	12/31/2022	$2.46	0	$0	1.00%	-26.8%	12/31/2022	$2.53	0	$0	0.75%	-26.6%
12/31/2021	3.27	925	3,024	1.25%	15.9%	12/31/2021	3.36	0	0	1.00%	16.2%	12/31/2021	3.45	0	0	0.75%	16.5%
12/31/2020	2.82	948	2,676	1.25%	31.3%	12/31/2020	2.89	0	0	1.00%	31.6%	12/31/2020	2.96	0	0	0.75%	32.0%
12/31/2019	2.15	1,514	3,254	1.25%	28.0%	12/31/2019	2.20	0	0	1.00%	28.3%	12/31/2019	2.24	0	0	0.75%	28.6%
12/31/2018	1.68	1,759	2,953	1.25%	-7.3%	12/31/2018	1.71	0	0	1.00%	-7.1%	12/31/2018	1.74	0	0	0.75%	-6.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.60	0	$0	0.50%	-26.5%	12/31/2022	$2.68	0	$0	0.25%	-26.3%	12/31/2022	$2.76	0	$0	0.00%	-26.1%
12/31/2021	3.54	0	0	0.50%	16.8%	12/31/2021	3.63	0	0	0.25%	17.0%	12/31/2021	3.73	0	0	0.00%	17.3%
12/31/2020	3.03	0	0	0.50%	32.3%	12/31/2020	3.10	0	0	0.25%	32.6%	12/31/2020	3.18	2	6	0.00%	32.9%
12/31/2019	2.29	0	0	0.50%	29.0%	12/31/2019	2.34	0	0	0.25%	29.3%	12/31/2019	2.39	1	3	0.00%	29.6%
12/31/2018	1.78	0	0	0.50%	-6.6%	12/31/2018	1.81	0	0	0.25%	-6.4%	12/31/2018	1.85	77	142	0.00%	-6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.3%
2021	0.0%
2020	0.0%
2019	0.7%
2018	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds New World Fund R4 Class - 06-689

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,719,493	$1,821,038	26,112
Receivables: investments sold	3,955
Payables: investments purchased	-
Net assets	$1,723,448

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,664,610	1,031,361	$1.61
Band 100	-	-	1.66
Band 75	-	-	1.70
Band 50	-	-	1.75
Band 25	-	-	1.79
Band 0	58,838	31,930	1.84
Total	$1,723,448	1,063,291

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$16,414
Mortality & expense charges			(26,074)
Net investment income (loss)			(9,660)

Gain (loss) on investments:
Net realized gain (loss)			64,375
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(732,805)
Net gain (loss)			(668,430)

Increase (decrease) in net assets from operations			$(678,090)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(9,660)	$(76,054)
Net realized gain (loss)		64,375	2,875,354
Realized gain distributions		-	192,196
Net change in unrealized appreciation (depreciation)		(732,805)	(2,564,579)

Increase (decrease) in net assets from operations		(678,090)	426,917

Contract owner transactions:
Proceeds from units sold		545,051	1,084,356
Cost of units redeemed		(1,295,461)	(8,801,870)
Account charges		(4,052)	(18,357)
Increase (decrease)		(754,462)	(7,735,871)
Net increase (decrease)		(1,432,552)	(7,308,954)
Net assets, beginning		3,156,000	10,464,954
Net assets, ending		$1,723,448	$3,156,000

Units sold		312,079	518,264
Units redeemed		(751,459)	(4,178,882)
Net increase (decrease)		(439,380)	(3,660,618)
Units outstanding, beginning		1,502,671	5,163,289
Units outstanding, ending		1,063,291	1,502,671

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$43,795,906
Cost of units redeemed/account charges			(48,699,801)
Net investment income (loss)			(352,018)
Net realized gain (loss)			5,761,010
Realized gain distributions			1,319,896
Net change in unrealized appreciation (depreciation)			(101,545)
Net assets			$1,723,448

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.61	1,031	$1,665	1.25%	-23.0%	12/31/2022	$1.66	0	$0	1.00%	-22.8%	12/31/2022	$1.70	0	$0	0.75%	-22.6%
12/31/2021	2.10	1,480	3,102	1.25%	3.5%	12/31/2021	2.15	0	0	1.00%	3.7%	12/31/2021	2.20	0	0	0.75%	4.0%
12/31/2020	2.03	5,145	10,423	1.25%	23.3%	12/31/2020	2.07	0	0	1.00%	23.6%	12/31/2020	2.12	0	0	0.75%	23.9%
12/31/2019	1.64	7,567	12,433	1.25%	26.0%	12/31/2019	1.67	0	0	1.00%	26.3%	12/31/2019	1.71	0	0	0.75%	26.6%
12/31/2018	1.30	9,476	12,358	1.25%	-13.4%	12/31/2018	1.33	0	0	1.00%	-13.1%	12/31/2018	1.35	0	0	0.75%	-12.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.75	0	$0	0.50%	-22.4%	12/31/2022	$1.79	0	$0	0.25%	-22.2%	12/31/2022	$1.84	32	$59	0.00%	-22.0%
12/31/2021	2.25	0	0	0.50%	4.2%	12/31/2021	2.31	0	0	0.25%	4.5%	12/31/2021	2.36	23	54	0.00%	4.8%
12/31/2020	2.16	0	0	0.50%	24.2%	12/31/2020	2.21	0	0	0.25%	24.5%	12/31/2020	2.26	19	42	0.00%	24.9%
12/31/2019	1.74	0	0	0.50%	26.9%	12/31/2019	1.77	0	0	0.25%	27.2%	12/31/2019	1.81	15	27	0.00%	27.6%
12/31/2018	1.37	0	0	0.50%	-12.7%	12/31/2018	1.39	0	0	0.25%	-12.5%	12/31/2018	1.42	14	19	0.00%	-12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.7%
2021	0.2%
2020	0.1%
2019	1.1%
2018	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds New World Fund R3 Class - 06-691

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$653,152	$691,335	10,026
Receivables: investments sold	2,177
Payables: investments purchased	-
Net assets	$655,329

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$655,329	419,962	$1.56
Band 100	-	-	1.60
Band 75	-	-	1.65
Band 50	-	-	1.69
Band 25	-	-	1.74
Band 0	-	-	1.78
Total	$655,329	419,962

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$4,336
Mortality & expense charges			(9,013)
Net investment income (loss)			(4,677)

Gain (loss) on investments:
Net realized gain (loss)			(1,120)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(202,173)
Net gain (loss)			(203,293)

Increase (decrease) in net assets from operations			$(207,970)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,677)	$(10,791)
Net realized gain (loss)		(1,120)	64,850
Realized gain distributions		-	53,869
Net change in unrealized appreciation (depreciation)		(202,173)	(72,770)

Increase (decrease) in net assets from operations		(207,970)	35,158

Contract owner transactions:
Proceeds from units sold		162,634	146,074
Cost of units redeemed		(183,014)	(224,374)
Account charges		(986)	(1,496)
Increase (decrease)		(21,366)	(79,796)
Net increase (decrease)		(229,336)	(44,638)
Net assets, beginning		884,665	929,303
Net assets, ending		$655,329	$884,665

Units sold		99,619	71,124
Units redeemed		(114,882)	(107,490)
Net increase (decrease)		(15,263)	(36,366)
Units outstanding, beginning		435,225	471,591
Units outstanding, ending		419,962	435,225

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,373,872
Cost of units redeemed/account charges			(1,944,420)
Net investment income (loss)			(44,084)
Net realized gain (loss)			202,188
Realized gain distributions			105,956
Net change in unrealized appreciation (depreciation)			(38,183)
Net assets			$655,329

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.56	420	$655	1.25%	-23.2%	12/31/2022	$1.60	0	$0	1.00%	-23.0%	12/31/2022	$1.65	0	$0	0.75%	-22.8%
12/31/2021	2.03	435	885	1.25%	3.2%	12/31/2021	2.08	0	0	1.00%	3.4%	12/31/2021	2.13	0	0	0.75%	3.7%
12/31/2020	1.97	472	929	1.25%	22.9%	12/31/2020	2.01	0	0	1.00%	23.2%	12/31/2020	2.06	0	0	0.75%	23.5%
12/31/2019	1.60	476	762	1.25%	25.6%	12/31/2019	1.63	0	0	1.00%	25.9%	12/31/2019	1.67	0	0	0.75%	26.2%
12/31/2018	1.28	548	699	1.25%	-13.6%	12/31/2018	1.30	0	0	1.00%	-13.4%	12/31/2018	1.32	0	0	0.75%	-13.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.69	0	$0	0.50%	-22.7%	12/31/2022	$1.74	0	$0	0.25%	-22.5%	12/31/2022	$1.78	0	$0	0.00%	-22.3%
12/31/2021	2.18	0	0	0.50%	3.9%	12/31/2021	2.24	0	0	0.25%	4.2%	12/31/2021	2.29	0	0	0.00%	4.4%
12/31/2020	2.10	0	0	0.50%	23.9%	12/31/2020	2.15	0	0	0.25%	24.2%	12/31/2020	2.19	0	0	0.00%	24.5%
12/31/2019	1.70	0	0	0.50%	26.5%	12/31/2019	1.73	0	0	0.25%	26.8%	12/31/2019	1.76	0	0	0.00%	27.2%
12/31/2018	1.34	0	0	0.50%	-13.0%	12/31/2018	1.36	0	0	0.25%	-12.8%	12/31/2018	1.39	0	0	0.00%	-12.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.6%
2021	0.1%
2020	0.0%
2019	0.8%
2018	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds SMALLCAP World Fund R4 Class - 06-332

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$871,500	$982,291	15,613
Receivables: investments sold	-
Payables: investments purchased	(3,403)
Net assets	$868,097

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$868,097	466,414	$1.86
Band 100	-	-	1.93
Band 75	-	-	2.01
Band 50	-	-	2.08
Band 25	-	-	2.17
Band 0	-	-	2.25
Total	$868,097	466,414

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(13,072)
Net investment income (loss)			(13,072)

Gain (loss) on investments:
Net realized gain (loss)			(20,398)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(409,523)
Net gain (loss)			(429,921)

Increase (decrease) in net assets from operations			$(442,993)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(13,072)	$(21,929)
Net realized gain (loss)		(20,398)	728,361
Realized gain distributions		-	119,944
Net change in unrealized appreciation (depreciation)		(409,523)	(596,415)

Increase (decrease) in net assets from operations		(442,993)	229,961

Contract owner transactions:
Proceeds from units sold		158,967	241,493
Cost of units redeemed		(261,816)	(1,933,742)
Account charges		(28)	(14)
Increase (decrease)		(102,877)	(1,692,263)
Net increase (decrease)		(545,870)	(1,462,302)
Net assets, beginning		1,413,967	2,876,269
Net assets, ending		$868,097	$1,413,967

Units sold		79,173	90,498
Units redeemed		(138,798)	(729,859)
Net increase (decrease)		(59,625)	(639,361)
Units outstanding, beginning		526,039	1,165,400
Units outstanding, ending		466,414	526,039

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$8,485,712
Cost of units redeemed/account charges			(9,241,612)
Net investment income (loss)			(200,839)
Net realized gain (loss)			1,164,128
Realized gain distributions			771,499
Net change in unrealized appreciation (depreciation)			(110,791)
Net assets			$868,097

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.86	466	$868	1.25%	-30.8%	12/31/2022	$1.93	0	$0	1.00%	-30.6%	12/31/2022	$2.01	0	$0	0.75%	-30.4%
12/31/2021	2.69	526	1,414	1.25%	8.9%	12/31/2021	2.78	0	0	1.00%	9.2%	12/31/2021	2.88	0	0	0.75%	9.5%
12/31/2020	2.47	1,165	2,876	1.25%	35.8%	12/31/2020	2.55	0	0	1.00%	36.1%	12/31/2020	2.64	0	0	0.75%	36.4%
12/31/2019	1.82	1,308	2,378	1.25%	29.2%	12/31/2019	1.87	0	0	1.00%	29.5%	12/31/2019	1.93	0	0	0.75%	29.8%
12/31/2018	1.41	1,494	2,103	1.25%	-10.8%	12/31/2018	1.45	0	0	1.00%	-10.6%	12/31/2018	1.49	0	0	0.75%	-10.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.08	0	$0	0.50%	-30.2%	12/31/2022	$2.17	0	$0	0.25%	-30.1%	12/31/2022	$2.25	0	$0	0.00%	-29.9%
12/31/2021	2.99	0	0	0.50%	9.7%	12/31/2021	3.10	0	0	0.25%	10.0%	12/31/2021	3.21	0	0	0.00%	10.3%
12/31/2020	2.72	0	0	0.50%	36.8%	12/31/2020	2.81	0	0	0.25%	37.1%	12/31/2020	2.91	0	0	0.00%	37.5%
12/31/2019	1.99	0	0	0.50%	30.2%	12/31/2019	2.05	0	0	0.25%	30.5%	12/31/2019	2.12	0	0	0.00%	30.8%
12/31/2018	1.53	0	0	0.50%	-10.2%	12/31/2018	1.57	0	0	0.25%	-9.9%	12/31/2018	1.62	0	0	0.00%	-9.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds SMALLCAP World Fund R3 Class - 06-333

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$891,583	$958,484	17,023
Receivables: investments sold	449
Payables: investments purchased	-
Net assets	$892,032

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$748,456	422,443	$1.77
Band 100	143,576	78,027	1.84
Band 75	-	-	1.91
Band 50	-	-	1.98
Band 25	-	-	2.06
Band 0	-	-	2.14
Total	$892,032	500,470

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(15,093)
Net investment income (loss)			(15,093)

Gain (loss) on investments:
Net realized gain (loss)			29,705
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(624,252)
Net gain (loss)			(594,547)

Increase (decrease) in net assets from operations			$(609,640)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(15,093)	$(28,070)
Net realized gain (loss)		29,705	295,305
Realized gain distributions		-	185,113
Net change in unrealized appreciation (depreciation)		(624,252)	(253,414)

Increase (decrease) in net assets from operations		(609,640)	198,934

Contract owner transactions:
Proceeds from units sold		93,623	266,524
Cost of units redeemed		(666,100)	(753,943)
Account charges		(180)	(802)
Increase (decrease)		(572,657)	(488,221)
Net increase (decrease)		(1,182,297)	(289,287)
Net assets, beginning		2,074,329	2,363,616
Net assets, ending		$892,032	$2,074,329

Units sold		48,793	103,020
Units redeemed		(353,697)	(288,093)
Net increase (decrease)		(304,904)	(185,073)
Units outstanding, beginning		805,374	990,447
Units outstanding, ending		500,470	805,374

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$7,015,541
Cost of units redeemed/account charges			(7,755,017)
Net investment income (loss)			(232,104)
Net realized gain (loss)			965,155
Realized gain distributions			965,358
Net change in unrealized appreciation (depreciation)			(66,901)
Net assets			$892,032

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.77	422	$748	1.25%	-31.0%	12/31/2022	$1.84	78	$144	1.00%	-30.8%	12/31/2022	$1.91	0	$0	0.75%	-30.6%
12/31/2021	2.57	725	1,861	1.25%	8.6%	12/31/2021	2.66	80	214	1.00%	8.9%	12/31/2021	2.75	0	0	0.75%	9.1%
12/31/2020	2.36	849	2,007	1.25%	35.4%	12/31/2020	2.44	108	263	1.00%	35.7%	12/31/2020	2.52	0	0	0.75%	36.0%
12/31/2019	1.75	928	1,621	1.25%	28.8%	12/31/2019	1.80	137	247	1.00%	29.1%	12/31/2019	1.86	0	0	0.75%	29.4%
12/31/2018	1.36	1,077	1,461	1.25%	-11.1%	12/31/2018	1.39	135	188	1.00%	-10.9%	12/31/2018	1.43	0	0	0.75%	-10.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.98	0	$0	0.50%	-30.4%	12/31/2022	$2.06	0	$0	0.25%	-30.3%	12/31/2022	$2.14	0	$0	0.00%	-30.1%
12/31/2021	2.85	0	0	0.50%	9.4%	12/31/2021	2.96	0	0	0.25%	9.7%	12/31/2021	3.06	0	0	0.00%	9.9%
12/31/2020	2.61	0	0	0.50%	36.4%	12/31/2020	2.70	0	0	0.25%	36.7%	12/31/2020	2.79	34	93	0.00%	37.1%
12/31/2019	1.91	0	0	0.50%	29.8%	12/31/2019	1.97	0	0	0.25%	30.1%	12/31/2019	2.03	31	62	0.00%	30.4%
12/31/2018	1.47	0	0	0.50%	-10.4%	12/31/2018	1.52	0	0	0.25%	-10.2%	12/31/2018	1.56	30	46	0.00%	-10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds The Growth Fund of America R4 Class - 06-216

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,091,397	$14,923,881	289,521
Receivables: investments sold	74,867
Payables: investments purchased	-
Net assets	$14,166,264

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$14,166,264	4,826,875	$2.93
Band 100	-	-	3.06
Band 75	-	-	3.18
Band 50	-	-	3.31
Band 25	-	-	3.45
Band 0	-	-	3.59
Total	$14,166,264	4,826,875

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$37,151
Mortality & expense charges			(229,417)
Net investment income (loss)			(192,266)

Gain (loss) on investments:
Net realized gain (loss)			786,265
Realized gain distributions			509,662
Net change in unrealized appreciation (depreciation)			(8,856,373)
Net gain (loss)			(7,560,446)

Increase (decrease) in net assets from operations			$(7,752,712)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(192,266)	$(333,650)
Net realized gain (loss)		786,265	3,195,821
Realized gain distributions		509,662	1,961,665
Net change in unrealized appreciation (depreciation)		(8,856,373)	(262,524)

Increase (decrease) in net assets from operations		(7,752,712)	4,561,312

Contract owner transactions:
Proceeds from units sold		2,065,013	4,617,707
Cost of units redeemed		(6,126,806)	(8,571,611)
Account charges		(11,186)	(9,652)
Increase (decrease)		(4,072,979)	(3,963,556)
Net increase (decrease)		(11,825,691)	597,756
Net assets, beginning		25,991,955	25,394,199
Net assets, ending		$14,166,264	$25,991,955

Units sold		630,052	1,186,082
Units redeemed		(1,860,733)	(2,099,818)
Net increase (decrease)		(1,230,681)	(913,736)
Units outstanding, beginning		6,057,556	6,971,292
Units outstanding, ending		4,826,875	6,057,556

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$132,253,992
Cost of units redeemed/account charges			(156,308,956)
Net investment income (loss)			(2,664,317)
Net realized gain (loss)			20,198,536
Realized gain distributions			21,519,493
Net change in unrealized appreciation (depreciation)			(832,484)
Net assets			$14,166,264

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.93	4,827	$14,166	1.25%	-31.6%	12/31/2022	$3.06	0	$0	1.00%	-31.4%	12/31/2022	$3.18	0	$0	0.75%	-31.3%
12/31/2021	4.29	6,058	25,992	1.25%	17.8%	12/31/2021	4.46	0	0	1.00%	18.1%	12/31/2021	4.63	0	0	0.75%	18.4%
12/31/2020	3.64	6,971	25,394	1.25%	36.1%	12/31/2020	3.77	0	0	1.00%	36.4%	12/31/2020	3.91	0	0	0.75%	36.8%
12/31/2019	2.68	8,082	21,635	1.25%	26.5%	12/31/2019	2.77	0	0	1.00%	26.8%	12/31/2019	2.86	0	0	0.75%	27.1%
12/31/2018	2.12	12,042	25,481	1.25%	-4.2%	12/31/2018	2.18	0	0	1.00%	-3.9%	12/31/2018	2.25	0	0	0.75%	-3.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.31	0	$0	0.50%	-31.1%	12/31/2022	$3.45	0	$0	0.25%	-30.9%	12/31/2022	$3.59	0	$0	0.00%	-30.7%
12/31/2021	4.81	0	0	0.50%	18.7%	12/31/2021	4.99	0	0	0.25%	19.0%	12/31/2021	5.19	0	0	0.00%	19.3%
12/31/2020	4.05	0	0	0.50%	37.1%	12/31/2020	4.20	0	0	0.25%	37.5%	12/31/2020	4.35	0	0	0.00%	37.8%
12/31/2019	2.96	0	0	0.50%	27.5%	12/31/2019	3.05	0	0	0.25%	27.8%	12/31/2019	3.16	0	0	0.00%	28.1%
12/31/2018	2.32	0	0	0.50%	-3.4%	12/31/2018	2.39	0	0	0.25%	-3.2%	12/31/2018	2.46	0	0	0.00%	-3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.2%
2021	0.0%
2020	0.2%
2019	0.6%
2018	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds The Growth Fund of America R3 Class - 06-179

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,287,262	$9,620,307	196,483
Receivables: investments sold	165,557
Payables: investments purchased	-
Net assets	$9,452,819

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,020,433	2,743,367	$2.92
Band 100	1,432,386	469,569	3.05
Band 75	-	-	3.18
Band 50	-	-	3.32
Band 25	-	-	3.46
Band 0	-	-	3.62
Total	$9,452,819	3,212,936

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(150,353)
Net investment income (loss)			(150,353)

Gain (loss) on investments:
Net realized gain (loss)			651,543
Realized gain distributions			342,607
Net change in unrealized appreciation (depreciation)			(6,303,761)
Net gain (loss)			(5,309,611)

Increase (decrease) in net assets from operations			$(5,459,964)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(150,353)	$(226,562)
Net realized gain (loss)		651,543	1,832,207
Realized gain distributions		342,607	1,392,593
Net change in unrealized appreciation (depreciation)		(6,303,761)	53,243

Increase (decrease) in net assets from operations		(5,459,964)	3,051,481

Contract owner transactions:
Proceeds from units sold		1,369,794	2,110,683
Cost of units redeemed		(4,555,339)	(4,954,372)
Account charges		(8,285)	(9,104)
Increase (decrease)		(3,193,830)	(2,852,793)
Net increase (decrease)		(8,653,794)	198,688
Net assets, beginning		18,106,613	17,907,925
Net assets, ending		$9,452,819	$18,106,613

Units sold		476,700	578,158
Units redeemed		(1,464,722)	(1,260,765)
Net increase (decrease)		(988,022)	(682,607)
Units outstanding, beginning		4,200,958	4,883,565
Units outstanding, ending		3,212,936	4,200,958

* Date of Fund Inception into Variable Account: 1 /3 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$72,541,991
Cost of units redeemed/account charges			(88,258,222)
Net investment income (loss)			(2,409,453)
Net realized gain (loss)			15,405,209
Realized gain distributions			12,506,339
Net change in unrealized appreciation (depreciation)			(333,045)
Net assets			$9,452,819

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.92	2,743	$8,020	1.25%	-31.8%	12/31/2022	$3.05	470	$1,432	1.00%	-31.6%	12/31/2022	$3.18	0	$0	0.75%	-31.5%
12/31/2021	4.29	3,649	15,642	1.25%	17.5%	12/31/2021	4.46	552	2,464	1.00%	17.7%	12/31/2021	4.64	0	0	0.75%	18.0%
12/31/2020	3.65	4,295	15,676	1.25%	35.7%	12/31/2020	3.79	587	2,223	1.00%	36.0%	12/31/2020	3.93	0	0	0.75%	36.4%
12/31/2019	2.69	5,231	14,071	1.25%	26.1%	12/31/2019	2.79	635	1,768	1.00%	26.4%	12/31/2019	2.89	0	0	0.75%	26.8%
12/31/2018	2.13	5,463	11,652	1.25%	-4.5%	12/31/2018	2.20	703	1,549	1.00%	-4.2%	12/31/2018	2.28	0	0	0.75%	-4.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.32	0	$0	0.50%	-31.3%	12/31/2022	$3.46	0	$0	0.25%	-31.1%	12/31/2022	$3.62	0	$0	0.00%	-30.9%
12/31/2021	4.83	0	0	0.50%	18.3%	12/31/2021	5.03	0	0	0.25%	18.6%	12/31/2021	5.24	0	0	0.00%	18.9%
12/31/2020	4.08	2	9	0.50%	36.7%	12/31/2020	4.24	0	0	0.25%	37.0%	12/31/2020	4.40	0	0	0.00%	37.4%
12/31/2019	2.99	3	7	0.50%	27.1%	12/31/2019	3.09	0	0	0.25%	27.4%	12/31/2019	3.20	423	1,355	0.00%	27.7%
12/31/2018	2.35	0	1	0.50%	-3.7%	12/31/2018	2.43	0	0	0.25%	-3.5%	12/31/2018	2.51	437	1,096	0.00%	-3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.4%
2018	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Washington Mutual Investors Fund R4 Class - 06-448

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,395,972	$8,717,294	181,589
Receivables: investments sold	-
Payables: investments purchased	(20,522)
Net assets	$9,375,450

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,975,439	2,502,903	$3.59
Band 100	-	-	3.70
Band 75	-	-	3.83
Band 50	-	-	3.95
Band 25	-	-	4.09
Band 0	400,011	94,779	4.22
Total	$9,375,450	2,597,682

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$259,173
Mortality & expense charges			(188,547)
Net investment income (loss)			70,626

Gain (loss) on investments:
Net realized gain (loss)			915,723
Realized gain distributions			625,953
Net change in unrealized appreciation (depreciation)			(3,995,174)
Net gain (loss)			(2,453,498)

Increase (decrease) in net assets from operations			$(2,382,872)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$70,626	$57,184
Net realized gain (loss)		915,723	6,108,656
Realized gain distributions		625,953	1,655,581
Net change in unrealized appreciation (depreciation)		(3,995,174)	(313,455)

Increase (decrease) in net assets from operations		(2,382,872)	7,507,966

Contract owner transactions:
Proceeds from units sold		1,839,575	3,340,452
Cost of units redeemed		(10,317,089)	(28,575,358)
Account charges		(8,726)	(7,841)
Increase (decrease)		(8,486,240)	(25,242,747)
Net increase (decrease)		(10,869,112)	(17,734,781)
Net assets, beginning		20,244,562	37,979,343
Net assets, ending		$9,375,450	$20,244,562

Units sold		509,413	1,005,865
Units redeemed		(2,993,403)	(8,047,283)
Net increase (decrease)		(2,483,990)	(7,041,418)
Units outstanding, beginning		5,081,672	12,123,090
Units outstanding, ending		2,597,682	5,081,672

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$86,309,725
Cost of units redeemed/account charges			(102,255,746)
Net investment income (loss)			1,671,857
Net realized gain (loss)			11,335,739
Realized gain distributions			11,635,197
Net change in unrealized appreciation (depreciation)			678,678
Net assets			$9,375,450

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.59	2,503	$8,975	1.25%	-9.6%	12/31/2022	$3.70	0	$0	1.00%	-9.4%	12/31/2022	$3.83	0	$0	0.75%	-9.2%
12/31/2021	3.97	4,960	19,684	1.25%	26.8%	12/31/2021	4.09	0	0	1.00%	27.2%	12/31/2021	4.21	0	0	0.75%	27.5%
12/31/2020	3.13	12,018	37,602	1.25%	6.4%	12/31/2020	3.22	0	0	1.00%	6.6%	12/31/2020	3.31	0	0	0.75%	6.9%
12/31/2019	2.94	14,264	41,956	1.25%	23.9%	12/31/2019	3.02	0	0	1.00%	24.2%	12/31/2019	3.09	0	0	0.75%	24.5%
12/31/2018	2.37	11,600	27,535	1.25%	-4.2%	12/31/2018	2.43	0	0	1.00%	-4.0%	12/31/2018	2.48	0	0	0.75%	-3.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.95	0	$0	0.50%	-9.0%	12/31/2022	$4.09	0	$0	0.25%	-8.7%	12/31/2022	$4.22	95	$400	0.00%	-8.5%
12/31/2021	4.34	0	0	0.50%	27.8%	12/31/2021	4.48	0	0	0.25%	28.1%	12/31/2021	4.61	122	561	0.00%	28.4%
12/31/2020	3.40	0	0	0.50%	7.2%	12/31/2020	3.49	0	0	0.25%	7.4%	12/31/2020	3.59	105	378	0.00%	7.7%
12/31/2019	3.17	0	0	0.50%	24.9%	12/31/2019	3.25	0	0	0.25%	25.2%	12/31/2019	3.33	1,682	5,608	0.00%	25.5%
12/31/2018	2.54	0	0	0.50%	-3.5%	12/31/2018	2.60	0	0	0.25%	-3.2%	12/31/2018	2.66	2,051	5,451	0.00%	-3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.7%
2021	1.5%
2020	1.6%
2019	1.9%
2018	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Washington Mutual Investors Fund R3 Class - 06-449

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,385,331	$2,266,304	46,310
Receivables: investments sold	-
Payables: investments purchased	(4,039)
Net assets	$2,381,292

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,381,292	690,893	$3.45
Band 100	-	-	3.56
Band 75	-	-	3.68
Band 50	-	-	3.80
Band 25	-	-	3.93
Band 0	-	-	4.06
Total	$2,381,292	690,893

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$41,601
Mortality & expense charges			(36,495)
Net investment income (loss)			5,106

Gain (loss) on investments:
Net realized gain (loss)			241,286
Realized gain distributions			120,437
Net change in unrealized appreciation (depreciation)			(770,804)
Net gain (loss)			(409,081)

Increase (decrease) in net assets from operations			$(403,975)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,106	$(4,578)
Net realized gain (loss)		241,286	544,561
Realized gain distributions		120,437	211,567
Net change in unrealized appreciation (depreciation)		(770,804)	299,217

Increase (decrease) in net assets from operations		(403,975)	1,050,767

Contract owner transactions:
Proceeds from units sold		626,190	834,441
Cost of units redeemed		(1,757,597)	(2,484,506)
Account charges		(1,848)	(2,035)
Increase (decrease)		(1,133,255)	(1,652,100)
Net increase (decrease)		(1,537,230)	(601,333)
Net assets, beginning		3,918,522	4,519,855
Net assets, ending		$2,381,292	$3,918,522

Units sold		177,957	251,557
Units redeemed		(511,228)	(715,603)
Net increase (decrease)		(333,271)	(464,046)
Units outstanding, beginning		1,024,164	1,488,210
Units outstanding, ending		690,893	1,024,164

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$17,348,018
Cost of units redeemed/account charges			(19,023,566)
Net investment income (loss)			209,223
Net realized gain (loss)			1,717,013
Realized gain distributions			2,011,577
Net change in unrealized appreciation (depreciation)			119,027
Net assets			$2,381,292

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.45	691	$2,381	1.25%	-9.9%	12/31/2022	$3.56	0	$0	1.00%	-9.7%	12/31/2022	$3.68	0	$0	0.75%	-9.5%
12/31/2021	3.83	1,024	3,919	1.25%	26.5%	12/31/2021	3.94	0	0	1.00%	26.8%	12/31/2021	4.06	0	0	0.75%	27.1%
12/31/2020	3.03	1,449	4,383	1.25%	6.0%	12/31/2020	3.11	0	0	1.00%	6.3%	12/31/2020	3.20	0	0	0.75%	6.6%
12/31/2019	2.85	2,085	5,949	1.25%	23.6%	12/31/2019	2.93	0	0	1.00%	23.9%	12/31/2019	3.00	0	0	0.75%	24.2%
12/31/2018	2.31	2,066	4,770	1.25%	-4.5%	12/31/2018	2.36	0	0	1.00%	-4.3%	12/31/2018	2.42	0	0	0.75%	-4.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.80	0	$0	0.50%	-9.2%	12/31/2022	$3.93	0	$0	0.25%	-9.0%	12/31/2022	$4.06	0	$0	0.00%	-8.8%
12/31/2021	4.19	0	0	0.50%	27.4%	12/31/2021	4.32	0	0	0.25%	27.7%	12/31/2021	4.45	0	0	0.00%	28.1%
12/31/2020	3.29	0	0	0.50%	6.8%	12/31/2020	3.38	0	0	0.25%	7.1%	12/31/2020	3.47	39	136	0.00%	7.4%
12/31/2019	3.08	0	0	0.50%	24.5%	12/31/2019	3.15	0	0	0.25%	24.8%	12/31/2019	3.23	244	790	0.00%	25.1%
12/31/2018	2.47	0	0	0.50%	-3.8%	12/31/2018	2.53	0	0	0.25%	-3.5%	12/31/2018	2.59	474	1,224	0.00%	-3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.3%
2021	1.2%
2020	1.4%
2019	1.7%
2018	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2010 Target Date Retirement Fund R3 Class - 06-957

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,983,218	$2,119,257	184,768
Receivables: investments sold	1,195
Payables: investments purchased	-
Net assets	$1,984,413

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,984,413	1,664,749	$1.19
Band 100	-	-	1.21
Band 75	-	-	1.24
Band 50	-	-	1.26
Band 25	-	-	1.29
Band 0	-	-	1.31
Total	$1,984,413	1,664,749

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$43,571
Mortality & expense charges			(28,384)
Net investment income (loss)			15,187

Gain (loss) on investments:
Net realized gain (loss)			(109,492)
Realized gain distributions			18,962
Net change in unrealized appreciation (depreciation)			(194,726)
Net gain (loss)			(285,256)

Increase (decrease) in net assets from operations			$(270,069)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$15,187	$4,792
Net realized gain (loss)		(109,492)	124,187
Realized gain distributions		18,962	61,194
Net change in unrealized appreciation (depreciation)		(194,726)	(47,040)

Increase (decrease) in net assets from operations		(270,069)	143,133

Contract owner transactions:
Proceeds from units sold		1,362,533	2,495,899
Cost of units redeemed		(1,878,365)	(1,627,241)
Account charges		(590)	(522)
Increase (decrease)		(516,422)	868,136
Net increase (decrease)		(786,491)	1,011,269
Net assets, beginning		2,770,904	1,759,635
Net assets, ending		$1,984,413	$2,770,904

Units sold		1,383,590	1,945,918
Units redeemed		(1,790,018)	(1,285,905)
Net increase (decrease)		(406,428)	660,013
Units outstanding, beginning		2,071,177	1,411,164
Units outstanding, ending		1,664,749	2,071,177

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$6,774,121
Cost of units redeemed/account charges			(4,939,487)
Net investment income (loss)			62,020
Net realized gain (loss)			58,504
Realized gain distributions			165,294
Net change in unrealized appreciation (depreciation)			(136,039)
Net assets			$1,984,413

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.19	1,665	$1,984	1.25%	-10.9%	12/31/2022	$1.21	0	$0	1.00%	-10.7%	12/31/2022	$1.24	0	$0	0.75%	-10.5%
12/31/2021	1.34	2,071	2,771	1.25%	7.3%	12/31/2021	1.36	0	0	1.00%	7.6%	12/31/2021	1.38	0	0	0.75%	7.8%
12/31/2020	1.25	1,411	1,760	1.25%	7.2%	12/31/2020	1.26	0	0	1.00%	7.5%	12/31/2020	1.28	0	0	0.75%	7.7%
12/31/2019	1.16	1,994	2,320	1.25%	11.8%	12/31/2019	1.18	0	0	1.00%	12.0%	12/31/2019	1.19	0	0	0.75%	12.3%
12/31/2018	1.04	1,368	1,424	1.25%	-4.4%	12/31/2018	1.05	0	0	1.00%	-4.2%	12/31/2018	1.06	0	0	0.75%	-3.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.26	0	$0	0.50%	-10.2%	12/31/2022	$1.29	0	$0	0.25%	-10.0%	12/31/2022	$1.31	0	$0	0.00%	-9.8%
12/31/2021	1.41	0	0	0.50%	8.1%	12/31/2021	1.43	0	0	0.25%	8.4%	12/31/2021	1.45	0	0	0.00%	8.6%
12/31/2020	1.30	0	0	0.50%	8.0%	12/31/2020	1.32	0	0	0.25%	8.3%	12/31/2020	1.34	0	0	0.00%	8.5%
12/31/2019	1.20	0	0	0.50%	12.6%	12/31/2019	1.22	0	0	0.25%	12.9%	12/31/2019	1.23	0	0	0.00%	13.2%
12/31/2018	1.07	0	0	0.50%	-3.7%	12/31/2018	1.08	0	0	0.25%	-3.4%	12/31/2018	1.09	0	0	0.00%	-3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.8%
2021	1.3%
2020	1.7%
2019	2.1%
2018	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2010 Target Date Retirement Fund R4 Class - 06-958

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$677,589	$713,092	62,855
Receivables: investments sold	627
Payables: investments purchased	-
Net assets	$678,216

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$678,216	555,835	$1.22
Band 100	-	-	1.24
Band 75	-	-	1.27
Band 50	-	-	1.29
Band 25	-	-	1.32
Band 0	-	-	1.34
Total	$678,216	555,835

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$16,053
Mortality & expense charges			(10,299)
Net investment income (loss)			5,754

Gain (loss) on investments:
Net realized gain (loss)			24,502
Realized gain distributions			6,093
Net change in unrealized appreciation (depreciation)			(133,769)
Net gain (loss)			(103,174)

Increase (decrease) in net assets from operations			$(97,420)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,754	$1,046
Net realized gain (loss)		24,502	32,917
Realized gain distributions		6,093	22,706
Net change in unrealized appreciation (depreciation)		(133,769)	23,901

Increase (decrease) in net assets from operations		(97,420)	80,570

Contract owner transactions:
Proceeds from units sold		874,821	124,482
Cost of units redeemed		(1,135,681)	(299,753)
Account charges		(1,990)	(2,482)
Increase (decrease)		(262,850)	(177,753)
Net increase (decrease)		(360,270)	(97,183)
Net assets, beginning		1,038,486	1,135,669
Net assets, ending		$678,216	$1,038,486

Units sold		699,037	95,651
Units redeemed		(904,165)	(230,116)
Net increase (decrease)		(205,128)	(134,465)
Units outstanding, beginning		760,963	895,428
Units outstanding, ending		555,835	760,963

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$3,306,704
Cost of units redeemed/account charges			(2,806,295)
Net investment income (loss)			49,381
Net realized gain (loss)			74,904
Realized gain distributions			89,025
Net change in unrealized appreciation (depreciation)			(35,503)
Net assets			$678,216

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.22	556	$678	1.25%	-10.6%	12/31/2022	$1.24	0	$0	1.00%	-10.4%	12/31/2022	$1.27	0	$0	0.75%	-10.1%
12/31/2021	1.36	761	1,038	1.25%	7.6%	12/31/2021	1.39	0	0	1.00%	7.9%	12/31/2021	1.41	0	0	0.75%	8.1%
12/31/2020	1.27	895	1,136	1.25%	7.5%	12/31/2020	1.29	0	0	1.00%	7.7%	12/31/2020	1.30	0	0	0.75%	8.0%
12/31/2019	1.18	1,024	1,208	1.25%	12.0%	12/31/2019	1.19	0	0	1.00%	12.3%	12/31/2019	1.21	0	0	0.75%	12.6%
12/31/2018	1.05	1,194	1,258	1.25%	-4.0%	12/31/2018	1.06	0	0	1.00%	-3.8%	12/31/2018	1.07	0	0	0.75%	-3.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.29	0	$0	0.50%	-9.9%	12/31/2022	$1.32	0	$0	0.25%	-9.7%	12/31/2022	$1.34	0	$0	0.00%	-9.5%
12/31/2021	1.43	0	0	0.50%	8.4%	12/31/2021	1.46	0	0	0.25%	8.7%	12/31/2021	1.48	0	0	0.00%	9.0%
12/31/2020	1.32	0	0	0.50%	8.3%	12/31/2020	1.34	0	0	0.25%	8.6%	12/31/2020	1.36	0	0	0.00%	8.8%
12/31/2019	1.22	0	0	0.50%	12.9%	12/31/2019	1.24	0	0	0.25%	13.1%	12/31/2019	1.25	0	0	0.00%	13.4%
12/31/2018	1.08	0	0	0.50%	-3.3%	12/31/2018	1.09	0	0	0.25%	-3.0%	12/31/2018	1.10	0	0	0.00%	-2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.9%
2021	1.3%
2020	2.2%
2019	1.9%
2018	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2015 Target Date Retirement Fund R3 Class - 06-959

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,026,588	$1,143,787	91,647
Receivables: investments sold	-
Payables: investments purchased	(142)
Net assets	$1,026,446

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,026,446	845,223	$1.21
Band 100	-	-	1.24
Band 75	-	-	1.26
Band 50	-	-	1.29
Band 25	-	-	1.31
Band 0	-	-	1.34
Total	$1,026,446	845,223

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$21,703
Mortality & expense charges			(12,698)
Net investment income (loss)			9,005

Gain (loss) on investments:
Net realized gain (loss)			(19,999)
Realized gain distributions			11,484
Net change in unrealized appreciation (depreciation)			(128,122)
Net gain (loss)			(136,637)

Increase (decrease) in net assets from operations			$(127,632)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,005	$403
Net realized gain (loss)		(19,999)	93,859
Realized gain distributions		11,484	38,742
Net change in unrealized appreciation (depreciation)		(128,122)	(55,432)

Increase (decrease) in net assets from operations		(127,632)	77,572

Contract owner transactions:
Proceeds from units sold		384,677	2,060,860
Cost of units redeemed		(332,838)	(1,881,807)
Account charges		(1,339)	(1,054)
Increase (decrease)		50,500	177,999
Net increase (decrease)		(77,132)	255,571
Net assets, beginning		1,103,578	848,007
Net assets, ending		$1,026,446	$1,103,578

Units sold		325,647	1,630,549
Units redeemed		(280,637)	(1,495,480)
Net increase (decrease)		45,010	135,069
Units outstanding, beginning		800,213	665,144
Units outstanding, ending		845,223	800,213

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$5,423,108
Cost of units redeemed/account charges			(4,645,482)
Net investment income (loss)			39,598
Net realized gain (loss)			164,150
Realized gain distributions			162,271
Net change in unrealized appreciation (depreciation)			(117,199)
Net assets			$1,026,446

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.21	845	$1,026	1.25%	-11.9%	12/31/2022	$1.24	0	$0	1.00%	-11.7%	12/31/2022	$1.26	0	$0	0.75%	-11.5%
12/31/2021	1.38	800	1,104	1.25%	8.2%	12/31/2021	1.40	0	0	1.00%	8.4%	12/31/2021	1.43	0	0	0.75%	8.7%
12/31/2020	1.27	665	848	1.25%	7.9%	12/31/2020	1.29	0	0	1.00%	8.2%	12/31/2020	1.31	0	0	0.75%	8.4%
12/31/2019	1.18	1,577	1,863	1.25%	12.7%	12/31/2019	1.20	0	0	1.00%	13.0%	12/31/2019	1.21	0	0	0.75%	13.3%
12/31/2018	1.05	1,719	1,802	1.25%	-4.6%	12/31/2018	1.06	0	0	1.00%	-4.3%	12/31/2018	1.07	0	0	0.75%	-4.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.29	0	$0	0.50%	-11.3%	12/31/2022	$1.31	0	$0	0.25%	-11.1%	12/31/2022	$1.34	0	$0	0.00%	-10.8%
12/31/2021	1.45	0	0	0.50%	9.0%	12/31/2021	1.47	0	0	0.25%	9.3%	12/31/2021	1.50	0	0	0.00%	9.5%
12/31/2020	1.33	0	0	0.50%	8.7%	12/31/2020	1.35	0	0	0.25%	9.0%	12/31/2020	1.37	0	0	0.00%	9.3%
12/31/2019	1.22	0	0	0.50%	13.5%	12/31/2019	1.24	0	0	0.25%	13.8%	12/31/2019	1.25	0	0	0.00%	14.1%
12/31/2018	1.08	0	0	0.50%	-3.8%	12/31/2018	1.09	0	0	0.25%	-3.6%	12/31/2018	1.10	0	0	0.00%	-3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.0%
2021	1.4%
2020	1.3%
2019	1.7%
2018	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2015 Target Date Retirement Fund R4 Class - 06-969

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$418,478	$443,348	37,101
Receivables: investments sold	23
Payables: investments purchased	-
Net assets	$418,501

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$418,501	336,499	$1.24
Band 100	-	-	1.27
Band 75	-	-	1.29
Band 50	-	-	1.32
Band 25	-	-	1.34
Band 0	-	-	1.37
Total	$418,501	336,499

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$10,104
Mortality & expense charges			(8,748)
Net investment income (loss)			1,356

Gain (loss) on investments:
Net realized gain (loss)			4,065
Realized gain distributions			4,631
Net change in unrealized appreciation (depreciation)			(113,816)
Net gain (loss)			(105,120)

Increase (decrease) in net assets from operations			$(103,764)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,356	$(2,353)
Net realized gain (loss)		4,065	101,806
Realized gain distributions		4,631	31,670
Net change in unrealized appreciation (depreciation)		(113,816)	(17,805)

Increase (decrease) in net assets from operations		(103,764)	113,318

Contract owner transactions:
Proceeds from units sold		67,449	124,408
Cost of units redeemed		(513,764)	(871,706)
Account charges		(1,363)	(1,816)
Increase (decrease)		(447,678)	(749,114)
Net increase (decrease)		(551,442)	(635,796)
Net assets, beginning		969,943	1,605,739
Net assets, ending		$418,501	$969,943

Units sold		54,060	92,930
Units redeemed		(406,550)	(642,765)
Net increase (decrease)		(352,490)	(549,835)
Units outstanding, beginning		688,989	1,238,824
Units outstanding, ending		336,499	688,989

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$3,785,983
Cost of units redeemed/account charges			(3,652,088)
Net investment income (loss)			49,120
Net realized gain (loss)			124,955
Realized gain distributions			135,401
Net change in unrealized appreciation (depreciation)			(24,870)
Net assets			$418,501

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.24	336	$419	1.25%	-11.7%	12/31/2022	$1.27	0	$0	1.00%	-11.4%	12/31/2022	$1.29	0	$0	0.75%	-11.2%
12/31/2021	1.41	689	970	1.25%	8.6%	12/31/2021	1.43	0	0	1.00%	8.9%	12/31/2021	1.46	0	0	0.75%	9.2%
12/31/2020	1.30	1,239	1,606	1.25%	8.1%	12/31/2020	1.31	0	0	1.00%	8.4%	12/31/2020	1.33	0	0	0.75%	8.7%
12/31/2019	1.20	1,216	1,458	1.25%	13.2%	12/31/2019	1.21	0	0	1.00%	13.4%	12/31/2019	1.23	0	0	0.75%	13.7%
12/31/2018	1.06	1,485	1,573	1.25%	-4.3%	12/31/2018	1.07	0	0	1.00%	-4.0%	12/31/2018	1.08	0	0	0.75%	-3.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.32	0	$0	0.50%	-11.0%	12/31/2022	$1.34	0	$0	0.25%	-10.8%	12/31/2022	$1.37	0	$0	0.00%	-10.5%
12/31/2021	1.48	0	0	0.50%	9.4%	12/31/2021	1.50	0	0	0.25%	9.7%	12/31/2021	1.53	0	0	0.00%	10.0%
12/31/2020	1.35	0	0	0.50%	8.9%	12/31/2020	1.37	0	0	0.25%	9.2%	12/31/2020	1.39	0	0	0.00%	9.5%
12/31/2019	1.24	0	0	0.50%	14.0%	12/31/2019	1.26	0	0	0.25%	14.3%	12/31/2019	1.27	0	0	0.00%	14.6%
12/31/2018	1.09	0	0	0.50%	-3.5%	12/31/2018	1.10	0	0	0.25%	-3.3%	12/31/2018	1.11	0	0	0.00%	-3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.5%
2021	1.1%
2020	2.4%
2019	1.9%
2018	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2020 Target Date Retirement Fund R3 Class - 06-971

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,904,692	$6,427,353	489,583
Receivables: investments sold	4,586
Payables: investments purchased	-
Net assets	$5,909,278

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,909,278	4,766,085	$1.24
Band 100	-	-	1.26
Band 75	-	-	1.29
Band 50	-	-	1.31
Band 25	-	-	1.34
Band 0	-	-	1.36
Total	$5,909,278	4,766,085

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$121,175
Mortality & expense charges			(82,422)
Net investment income (loss)			38,753

Gain (loss) on investments:
Net realized gain (loss)			(52,709)
Realized gain distributions			83,081
Net change in unrealized appreciation (depreciation)			(1,026,003)
Net gain (loss)			(995,631)

Increase (decrease) in net assets from operations			$(956,878)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$38,753	$(15,689)
Net realized gain (loss)		(52,709)	473,420
Realized gain distributions		83,081	364,108
Net change in unrealized appreciation (depreciation)		(1,026,003)	(122,484)

Increase (decrease) in net assets from operations		(956,878)	699,355

Contract owner transactions:
Proceeds from units sold		1,057,912	2,097,717
Cost of units redeemed		(1,921,797)	(4,303,465)
Account charges		(7,521)	(6,680)
Increase (decrease)		(871,406)	(2,212,428)
Net increase (decrease)		(1,828,284)	(1,513,073)
Net assets, beginning		7,737,562	9,250,635
Net assets, ending		$5,909,278	$7,737,562

Units sold		847,308	1,592,593
Units redeemed		(1,526,391)	(3,113,339)
Net increase (decrease)		(679,083)	(1,520,746)
Units outstanding, beginning		5,445,168	6,965,914
Units outstanding, ending		4,766,085	5,445,168

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$14,718,049
Cost of units redeemed/account charges			(9,971,065)
Net investment income (loss)			215,913
Net realized gain (loss)			562,112
Realized gain distributions			906,930
Net change in unrealized appreciation (depreciation)			(522,661)
Net assets			$5,909,278

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.24	4,766	$5,909	1.25%	-12.7%	12/31/2022	$1.26	0	$0	1.00%	-12.5%	12/31/2022	$1.29	0	$0	0.75%	-12.3%
12/31/2021	1.42	5,445	7,738	1.25%	8.6%	12/31/2021	1.44	0	0	1.00%	8.9%	12/31/2021	1.47	0	0	0.75%	9.1%
12/31/2020	1.31	5,553	7,267	1.25%	8.9%	12/31/2020	1.33	0	0	1.00%	9.2%	12/31/2020	1.35	0	0	0.75%	9.4%
12/31/2019	1.20	6,342	7,622	1.25%	13.4%	12/31/2019	1.22	0	0	1.00%	13.7%	12/31/2019	1.23	0	0	0.75%	14.0%
12/31/2018	1.06	2,756	2,921	1.25%	-4.5%	12/31/2018	1.07	0	0	1.00%	-4.3%	12/31/2018	1.08	0	0	0.75%	-4.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.31	0	$0	0.50%	-12.1%	12/31/2022	$1.34	0	$0	0.25%	-11.9%	12/31/2022	$1.36	0	$0	0.00%	-11.7%
12/31/2021	1.49	0	0	0.50%	9.4%	12/31/2021	1.52	0	0	0.25%	9.7%	12/31/2021	1.54	0	0	0.00%	9.9%
12/31/2020	1.36	0	0	0.50%	9.7%	12/31/2020	1.38	0	0	0.25%	10.0%	12/31/2020	1.40	1,413	1,984	0.00%	10.3%
12/31/2019	1.24	0	0	0.50%	14.3%	12/31/2019	1.26	0	0	0.25%	14.6%	12/31/2019	1.27	1,330	1,693	0.00%	14.9%
12/31/2018	1.09	0	0	0.50%	-3.8%	12/31/2018	1.10	0	0	0.25%	-3.6%	12/31/2018	1.11	0	0	0.00%	-3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.8%
2021	0.9%
2020	1.9%
2019	2.3%
2018	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2020 Target Date Retirement Fund R4 Class - 06-972

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,226,743	$2,395,577	183,345
Receivables: investments sold	2,734
Payables: investments purchased	-
Net assets	$2,229,477

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,229,477	1,756,005	$1.27
Band 100	-	-	1.29
Band 75	-	-	1.32
Band 50	-	-	1.34
Band 25	-	-	1.37
Band 0	-	-	1.40
Total	$2,229,477	1,756,005

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$52,437
Mortality & expense charges			(35,691)
Net investment income (loss)			16,746

Gain (loss) on investments:
Net realized gain (loss)			37,655
Realized gain distributions			31,073
Net change in unrealized appreciation (depreciation)			(529,796)
Net gain (loss)			(461,068)

Increase (decrease) in net assets from operations			$(444,322)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$16,746	$(19,552)
Net realized gain (loss)		37,655	567,938
Realized gain distributions		31,073	192,127
Net change in unrealized appreciation (depreciation)		(529,796)	(225,417)

Increase (decrease) in net assets from operations		(444,322)	515,096

Contract owner transactions:
Proceeds from units sold		429,497	665,300
Cost of units redeemed		(1,882,895)	(4,271,771)
Account charges		(4,430)	(4,538)
Increase (decrease)		(1,457,828)	(3,611,009)
Net increase (decrease)		(1,902,150)	(3,095,913)
Net assets, beginning		4,131,627	7,227,540
Net assets, ending		$2,229,477	$4,131,627

Units sold		320,791	477,418
Units redeemed		(1,413,591)	(3,056,691)
Net increase (decrease)		(1,092,800)	(2,579,273)
Units outstanding, beginning		2,848,805	5,428,078
Units outstanding, ending		1,756,005	2,848,805

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$19,814,433
Cost of units redeemed/account charges			(19,588,958)
Net investment income (loss)			199,500
Net realized gain (loss)			1,058,628
Realized gain distributions			914,708
Net change in unrealized appreciation (depreciation)			(168,834)
Net assets			$2,229,477

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.27	1,756	$2,229	1.25%	-12.5%	12/31/2022	$1.29	0	$0	1.00%	-12.2%	12/31/2022	$1.32	0	$0	0.75%	-12.0%
12/31/2021	1.45	2,849	4,132	1.25%	8.9%	12/31/2021	1.47	0	0	1.00%	9.2%	12/31/2021	1.50	0	0	0.75%	9.5%
12/31/2020	1.33	5,428	7,228	1.25%	9.2%	12/31/2020	1.35	0	0	1.00%	9.5%	12/31/2020	1.37	0	0	0.75%	9.7%
12/31/2019	1.22	8,045	9,812	1.25%	13.8%	12/31/2019	1.23	0	0	1.00%	14.1%	12/31/2019	1.25	0	0	0.75%	14.4%
12/31/2018	1.07	10,659	11,418	1.25%	-4.3%	12/31/2018	1.08	0	0	1.00%	-4.1%	12/31/2018	1.09	0	0	0.75%	-3.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.34	0	$0	0.50%	-11.8%	12/31/2022	$1.37	0	$0	0.25%	-11.6%	12/31/2022	$1.40	0	$0	0.00%	-11.4%
12/31/2021	1.52	0	0	0.50%	9.7%	12/31/2021	1.55	0	0	0.25%	10.0%	12/31/2021	1.58	0	0	0.00%	10.3%
12/31/2020	1.39	0	0	0.50%	10.0%	12/31/2020	1.41	0	0	0.25%	10.3%	12/31/2020	1.43	0	0	0.00%	10.6%
12/31/2019	1.26	0	0	0.50%	14.7%	12/31/2019	1.28	0	0	0.25%	15.0%	12/31/2019	1.29	0	0	0.00%	15.3%
12/31/2018	1.10	0	0	0.50%	-3.6%	12/31/2018	1.11	0	0	0.25%	-3.3%	12/31/2018	1.12	0	0	0.00%	-3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.6%
2021	0.9%
2020	1.8%
2019	1.7%
2018	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2025 Target Date Retirement Fund R3 Class - 06-973

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,168,693	$7,777,036	538,757
Receivables: investments sold	2,175
Payables: investments purchased	-
Net assets	$7,170,868

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,170,868	5,547,871	$1.29
Band 100	-	-	1.32
Band 75	-	-	1.34
Band 50	-	-	1.37
Band 25	-	-	1.39
Band 0	-	-	1.42
Total	$7,170,868	5,547,871

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$123,737
Mortality & expense charges			(98,525)
Net investment income (loss)			25,212

Gain (loss) on investments:
Net realized gain (loss)			(46,947)
Realized gain distributions			126,486
Net change in unrealized appreciation (depreciation)			(1,408,244)
Net gain (loss)			(1,328,705)

Increase (decrease) in net assets from operations			$(1,303,493)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$25,212	$(39,352)
Net realized gain (loss)		(46,947)	633,052
Realized gain distributions		126,486	458,274
Net change in unrealized appreciation (depreciation)		(1,408,244)	(202,477)

Increase (decrease) in net assets from operations		(1,303,493)	849,497

Contract owner transactions:
Proceeds from units sold		1,732,684	3,203,796
Cost of units redeemed		(2,567,294)	(4,254,777)
Account charges		(8,339)	(6,165)
Increase (decrease)		(842,949)	(1,057,146)
Net increase (decrease)		(2,146,442)	(207,649)
Net assets, beginning		9,317,310	9,524,959
Net assets, ending		$7,170,868	$9,317,310

Units sold		1,326,515	2,206,938
Units redeemed		(1,949,579)	(2,845,267)
Net increase (decrease)		(623,064)	(638,329)
Units outstanding, beginning		6,170,935	6,809,264
Units outstanding, ending		5,547,871	6,170,935

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$18,108,974
Cost of units redeemed/account charges			(12,175,237)
Net investment income (loss)			73,771
Net realized gain (loss)			696,594
Realized gain distributions			1,075,109
Net change in unrealized appreciation (depreciation)			(608,343)
Net assets			$7,170,868

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.29	5,548	$7,171	1.25%	-14.4%	12/31/2022	$1.32	0	$0	1.00%	-14.2%	12/31/2022	$1.34	0	$0	0.75%	-14.0%
12/31/2021	1.51	6,171	9,317	1.25%	9.3%	12/31/2021	1.54	0	0	1.00%	9.5%	12/31/2021	1.56	0	0	0.75%	9.8%
12/31/2020	1.38	5,663	7,826	1.25%	11.7%	12/31/2020	1.40	0	0	1.00%	11.9%	12/31/2020	1.42	0	0	0.75%	12.2%
12/31/2019	1.24	5,490	6,795	1.25%	15.5%	12/31/2019	1.25	0	0	1.00%	15.8%	12/31/2019	1.27	0	0	0.75%	16.1%
12/31/2018	1.07	3,388	3,630	1.25%	-5.2%	12/31/2018	1.08	0	0	1.00%	-5.0%	12/31/2018	1.09	0	0	0.75%	-4.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.37	0	$0	0.50%	-13.8%	12/31/2022	$1.39	0	$0	0.25%	-13.5%	12/31/2022	$1.42	0	$0	0.00%	-13.3%
12/31/2021	1.59	0	0	0.50%	10.1%	12/31/2021	1.61	0	0	0.25%	10.4%	12/31/2021	1.64	0	0	0.00%	10.6%
12/31/2020	1.44	0	0	0.50%	12.5%	12/31/2020	1.46	0	0	0.25%	12.8%	12/31/2020	1.48	1,146	1,699	0.00%	13.1%
12/31/2019	1.28	0	0	0.50%	16.4%	12/31/2019	1.30	0	0	0.25%	16.7%	12/31/2019	1.31	1,556	2,039	0.00%	17.0%
12/31/2018	1.10	0	0	0.50%	-4.5%	12/31/2018	1.11	0	0	0.25%	-4.3%	12/31/2018	1.12	0	0	0.00%	-4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.5%
2021	0.7%
2020	1.4%
2019	1.7%
2018	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2025 Target Date Retirement Fund R4 Class - 06-974

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,426,953	$8,075,491	553,077
Receivables: investments sold	6,408
Payables: investments purchased	-
Net assets	$7,433,361

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,200,432	5,442,187	$1.32
Band 100	-	-	1.35
Band 75	-	-	1.37
Band 50	-	-	1.40
Band 25	-	-	1.43
Band 0	232,929	160,074	1.46
Total	$7,433,361	5,602,261

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$150,177
Mortality & expense charges			(105,801)
Net investment income (loss)			44,376

Gain (loss) on investments:
Net realized gain (loss)			48,359
Realized gain distributions			129,383
Net change in unrealized appreciation (depreciation)			(1,680,940)
Net gain (loss)			(1,503,198)

Increase (decrease) in net assets from operations			$(1,458,822)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$44,376	$(36,644)
Net realized gain (loss)		48,359	607,890
Realized gain distributions		129,383	479,608
Net change in unrealized appreciation (depreciation)		(1,680,940)	(69,711)

Increase (decrease) in net assets from operations		(1,458,822)	981,143

Contract owner transactions:
Proceeds from units sold		3,326,454	2,494,204
Cost of units redeemed		(4,246,399)	(3,711,289)
Account charges		(13,296)	(13,778)
Increase (decrease)		(933,241)	(1,230,863)
Net increase (decrease)		(2,392,063)	(249,720)
Net assets, beginning		9,825,424	10,075,144
Net assets, ending		$7,433,361	$9,825,424

Units sold		2,338,341	1,697,354
Units redeemed		(3,102,939)	(2,493,088)
Net increase (decrease)		(764,598)	(795,734)
Units outstanding, beginning		6,366,859	7,162,593
Units outstanding, ending		5,602,261	6,366,859

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$27,899,933
Cost of units redeemed/account charges			(22,784,817)
Net investment income (loss)			102,360
Net realized gain (loss)			1,428,817
Realized gain distributions			1,435,606
Net change in unrealized appreciation (depreciation)			(648,538)
Net assets			$7,433,361

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.32	5,442	$7,200	1.25%	-14.1%	12/31/2022	$1.35	0	$0	1.00%	-13.9%	12/31/2022	$1.37	0	$0	0.75%	-13.7%
12/31/2021	1.54	6,241	9,614	1.25%	9.6%	12/31/2021	1.57	0	0	1.00%	9.9%	12/31/2021	1.59	0	0	0.75%	10.2%
12/31/2020	1.41	7,089	9,964	1.25%	11.9%	12/31/2020	1.43	0	0	1.00%	12.2%	12/31/2020	1.45	0	0	0.75%	12.5%
12/31/2019	1.26	9,649	12,115	1.25%	16.0%	12/31/2019	1.27	0	0	1.00%	16.2%	12/31/2019	1.28	0	0	0.75%	16.5%
12/31/2018	1.08	11,107	12,028	1.25%	-5.0%	12/31/2018	1.09	0	0	1.00%	-4.7%	12/31/2018	1.10	0	0	0.75%	-4.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.40	0	$0	0.50%	-13.5%	12/31/2022	$1.43	0	$0	0.25%	-13.3%	12/31/2022	$1.46	160	$233	0.00%	-13.0%
12/31/2021	1.62	0	0	0.50%	10.4%	12/31/2021	1.65	0	0	0.25%	10.7%	12/31/2021	1.67	126	211	0.00%	11.0%
12/31/2020	1.47	0	0	0.50%	12.8%	12/31/2020	1.49	0	0	0.25%	13.1%	12/31/2020	1.51	74	111	0.00%	13.3%
12/31/2019	1.30	0	0	0.50%	16.8%	12/31/2019	1.31	0	0	0.25%	17.1%	12/31/2019	1.33	0	0	0.00%	17.4%
12/31/2018	1.11	0	0	0.50%	-4.3%	12/31/2018	1.12	0	0	0.25%	-4.0%	12/31/2018	1.13	0	0	0.00%	-3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.7%
2021	1.0%
2020	1.4%
2019	1.4%
2018	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2030 Target Date Retirement Fund R3 Class - 06-976

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,814,825	$8,421,654	543,640
Receivables: investments sold	-
Payables: investments purchased	(2,716)
Net assets	$7,812,109

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,812,109	5,802,517	$1.35
Band 100	-	-	1.37
Band 75	-	-	1.40
Band 50	-	-	1.43
Band 25	-	-	1.45
Band 0	-	-	1.48
Total	$7,812,109	5,802,517

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$107,767
Mortality & expense charges			(107,805)
Net investment income (loss)			(38)

Gain (loss) on investments:
Net realized gain (loss)			13,441
Realized gain distributions			197,599
Net change in unrealized appreciation (depreciation)			(1,805,865)
Net gain (loss)			(1,594,825)

Increase (decrease) in net assets from operations			$(1,594,863)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(38)	$(61,117)
Net realized gain (loss)		13,441	622,024
Realized gain distributions		197,599	536,301
Net change in unrealized appreciation (depreciation)		(1,805,865)	(12,843)

Increase (decrease) in net assets from operations		(1,594,863)	1,084,365

Contract owner transactions:
Proceeds from units sold		2,220,604	2,872,127
Cost of units redeemed		(3,134,977)	(3,500,261)
Account charges		(10,949)	(7,960)
Increase (decrease)		(925,322)	(636,094)
Net increase (decrease)		(2,520,185)	448,271
Net assets, beginning		10,332,294	9,884,023
Net assets, ending		$7,812,109	$10,332,294

Units sold		1,637,853	1,874,809
Units redeemed		(2,279,117)	(2,244,125)
Net increase (decrease)		(641,264)	(369,316)
Units outstanding, beginning		6,443,781	6,813,097
Units outstanding, ending		5,802,517	6,443,781

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$16,974,584
Cost of units redeemed/account charges			(10,688,671)
Net investment income (loss)			(41,834)
Net realized gain (loss)			813,409
Realized gain distributions			1,361,450
Net change in unrealized appreciation (depreciation)			(606,829)
Net assets			$7,812,109

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.35	5,803	$7,812	1.25%	-16.0%	12/31/2022	$1.37	0	$0	1.00%	-15.8%	12/31/2022	$1.40	0	$0	0.75%	-15.6%
12/31/2021	1.60	6,444	10,332	1.25%	11.0%	12/31/2021	1.63	0	0	1.00%	11.3%	12/31/2021	1.66	0	0	0.75%	11.6%
12/31/2020	1.44	6,404	9,249	1.25%	13.0%	12/31/2020	1.46	0	0	1.00%	13.3%	12/31/2020	1.49	0	0	0.75%	13.6%
12/31/2019	1.28	6,603	8,439	1.25%	17.8%	12/31/2019	1.29	0	0	1.00%	18.1%	12/31/2019	1.31	0	0	0.75%	18.4%
12/31/2018	1.09	4,753	5,157	1.25%	-6.0%	12/31/2018	1.09	0	0	1.00%	-5.8%	12/31/2018	1.10	0	0	0.75%	-5.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.43	0	$0	0.50%	-15.4%	12/31/2022	$1.45	0	$0	0.25%	-15.2%	12/31/2022	$1.48	0	$0	0.00%	-15.0%
12/31/2021	1.68	0	0	0.50%	11.8%	12/31/2021	1.71	0	0	0.25%	12.1%	12/31/2021	1.74	0	0	0.00%	12.4%
12/31/2020	1.51	0	0	0.50%	13.9%	12/31/2020	1.53	0	0	0.25%	14.1%	12/31/2020	1.55	410	635	0.00%	14.4%
12/31/2019	1.32	0	0	0.50%	18.7%	12/31/2019	1.34	0	0	0.25%	19.0%	12/31/2019	1.35	296	400	0.00%	19.3%
12/31/2018	1.11	0	0	0.50%	-5.3%	12/31/2018	1.12	0	0	0.25%	-5.1%	12/31/2018	1.14	0	0	0.00%	-4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.2%
2021	0.6%
2020	1.1%
2019	1.3%
2018	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2030 Target Date Retirement Fund R4 Class - 06-977

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,355,804	$10,166,488	645,122
Receivables: investments sold	-
Payables: investments purchased	(1,523)
Net assets	$9,354,281

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,826,944	6,410,714	$1.38
Band 100	-	-	1.40
Band 75	-	-	1.43
Band 50	-	-	1.46
Band 25	-	-	1.49
Band 0	527,337	348,220	1.51
Total	$9,354,281	6,758,934

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$155,551
Mortality & expense charges			(131,356)
Net investment income (loss)			24,195

Gain (loss) on investments:
Net realized gain (loss)			34,293
Realized gain distributions			233,665
Net change in unrealized appreciation (depreciation)			(2,365,093)
Net gain (loss)			(2,097,135)

Increase (decrease) in net assets from operations			$(2,072,940)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$24,195	$(54,088)
Net realized gain (loss)		34,293	888,990
Realized gain distributions		233,665	608,059
Net change in unrealized appreciation (depreciation)		(2,365,093)	(34,186)

Increase (decrease) in net assets from operations		(2,072,940)	1,408,775

Contract owner transactions:
Proceeds from units sold		4,071,114	2,493,378
Cost of units redeemed		(4,465,625)	(4,792,627)
Account charges		(13,698)	(16,060)
Increase (decrease)		(408,209)	(2,315,309)
Net increase (decrease)		(2,481,149)	(906,534)
Net assets, beginning		11,835,430	12,741,964
Net assets, ending		$9,354,281	$11,835,430

Units sold		2,743,151	1,600,225
Units redeemed		(3,187,852)	(3,043,665)
Net increase (decrease)		(444,701)	(1,443,440)
Units outstanding, beginning		7,203,635	8,647,075
Units outstanding, ending		6,758,934	7,203,635

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$26,278,810
Cost of units redeemed/account charges			(19,440,892)
Net investment income (loss)			39,090
Net realized gain (loss)			1,469,434
Realized gain distributions			1,818,523
Net change in unrealized appreciation (depreciation)			(810,684)
Net assets			$9,354,281

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.38	6,411	$8,827	1.25%	-15.8%	12/31/2022	$1.40	0	$0	1.00%	-15.6%	12/31/2022	$1.43	0	$0	0.75%	-15.4%
12/31/2021	1.64	6,828	11,168	1.25%	11.3%	12/31/2021	1.66	0	0	1.00%	11.5%	12/31/2021	1.69	0	0	0.75%	11.8%
12/31/2020	1.47	8,361	12,290	1.25%	13.3%	12/31/2020	1.49	0	0	1.00%	13.6%	12/31/2020	1.51	0	0	0.75%	13.9%
12/31/2019	1.30	9,341	12,115	1.25%	18.2%	12/31/2019	1.31	0	0	1.00%	18.5%	12/31/2019	1.33	0	0	0.75%	18.8%
12/31/2018	1.10	8,636	9,474	1.25%	-5.7%	12/31/2018	1.11	0	0	1.00%	-5.5%	12/31/2018	1.12	0	0	0.75%	-5.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.46	0	$0	0.50%	-15.2%	12/31/2022	$1.49	0	$0	0.25%	-15.0%	12/31/2022	$1.51	348	$527	0.00%	-14.8%
12/31/2021	1.72	0	0	0.50%	12.1%	12/31/2021	1.75	0	0	0.25%	12.4%	12/31/2021	1.78	376	668	0.00%	12.7%
12/31/2020	1.53	0	0	0.50%	14.2%	12/31/2020	1.55	0	0	0.25%	14.5%	12/31/2020	1.58	286	452	0.00%	14.8%
12/31/2019	1.34	0	0	0.50%	19.1%	12/31/2019	1.36	0	0	0.25%	19.4%	12/31/2019	1.37	0	0	0.00%	19.7%
12/31/2018	1.13	0	0	0.50%	-5.0%	12/31/2018	1.14	0	0	0.25%	-4.8%	12/31/2018	1.15	0	0	0.00%	-4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.5%
2021	0.9%
2020	1.3%
2019	1.4%
2018	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2035 Target Date Retirement Fund R3 Class - 06-978

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,386,772	$8,933,126	549,660
Receivables: investments sold	6,548
Payables: investments purchased	-
Net assets	$8,393,320

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,393,320	5,886,604	$1.43
Band 100	-	-	1.45
Band 75	-	-	1.48
Band 50	-	-	1.51
Band 25	-	-	1.54
Band 0	-	-	1.57
Total	$8,393,320	5,886,604

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$87,893
Mortality & expense charges			(111,007)
Net investment income (loss)			(23,114)

Gain (loss) on investments:
Net realized gain (loss)			59,159
Realized gain distributions			322,102
Net change in unrealized appreciation (depreciation)			(2,175,765)
Net gain (loss)			(1,794,504)

Increase (decrease) in net assets from operations			$(1,817,618)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(23,114)	$(67,407)
Net realized gain (loss)		59,159	585,890
Realized gain distributions		322,102	437,585
Net change in unrealized appreciation (depreciation)		(2,175,765)	292,159

Increase (decrease) in net assets from operations		(1,817,618)	1,248,227

Contract owner transactions:
Proceeds from units sold		2,391,036	2,823,097
Cost of units redeemed		(2,538,773)	(2,909,711)
Account charges		(11,088)	(7,689)
Increase (decrease)		(158,825)	(94,303)
Net increase (decrease)		(1,976,443)	1,153,924
Net assets, beginning		10,369,763	9,215,839
Net assets, ending		$8,393,320	$10,369,763

Units sold		1,656,451	1,720,994
Units redeemed		(1,744,204)	(1,743,397)
Net increase (decrease)		(87,753)	(22,403)
Units outstanding, beginning		5,974,357	5,996,760
Units outstanding, ending		5,886,604	5,974,357

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$15,712,377
Cost of units redeemed/account charges			(8,811,690)
Net investment income (loss)			(135,635)
Net realized gain (loss)			776,316
Realized gain distributions			1,398,306
Net change in unrealized appreciation (depreciation)			(546,354)
Net assets			$8,393,320

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.43	5,887	$8,393	1.25%	-17.9%	12/31/2022	$1.45	0	$0	1.00%	-17.6%	12/31/2022	$1.48	0	$0	0.75%	-17.4%
12/31/2021	1.74	5,974	10,370	1.25%	13.4%	12/31/2021	1.76	0	0	1.00%	13.6%	12/31/2021	1.79	0	0	0.75%	13.9%
12/31/2020	1.53	5,689	8,711	1.25%	15.4%	12/31/2020	1.55	0	0	1.00%	15.7%	12/31/2020	1.57	0	0	0.75%	15.9%
12/31/2019	1.33	5,477	7,269	1.25%	21.0%	12/31/2019	1.34	0	0	1.00%	21.3%	12/31/2019	1.36	0	0	0.75%	21.6%
12/31/2018	1.10	4,167	4,571	1.25%	-7.0%	12/31/2018	1.11	0	0	1.00%	-6.7%	12/31/2018	1.12	0	0	0.75%	-6.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.51	0	$0	0.50%	-17.2%	12/31/2022	$1.54	0	$0	0.25%	-17.0%	12/31/2022	$1.57	0	$0	0.00%	-16.8%
12/31/2021	1.82	0	0	0.50%	14.2%	12/31/2021	1.85	0	0	0.25%	14.5%	12/31/2021	1.89	0	0	0.00%	14.8%
12/31/2020	1.60	0	0	0.50%	16.2%	12/31/2020	1.62	0	0	0.25%	16.5%	12/31/2020	1.64	308	505	0.00%	16.8%
12/31/2019	1.37	0	0	0.50%	21.9%	12/31/2019	1.39	0	0	0.25%	22.2%	12/31/2019	1.41	370	520	0.00%	22.5%
12/31/2018	1.13	0	0	0.50%	-6.3%	12/31/2018	1.14	0	0	0.25%	-6.0%	12/31/2018	1.15	0	0	0.00%	-5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.9%
2021	0.6%
2020	0.7%
2019	1.0%
2018	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2035 Target Date Retirement Fund R4 Class - 06-979

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,132,065	$10,988,264	657,149
Receivables: investments sold	7,747
Payables: investments purchased	-
Net assets	$10,139,812

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,648,356	6,610,351	$1.46
Band 100	-	-	1.49
Band 75	-	-	1.52
Band 50	-	-	1.55
Band 25	-	-	1.58
Band 0	491,456	306,150	1.61
Total	$10,139,812	6,916,501

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$134,372
Mortality & expense charges			(151,101)
Net investment income (loss)			(16,729)

Gain (loss) on investments:
Net realized gain (loss)			147,956
Realized gain distributions			382,751
Net change in unrealized appreciation (depreciation)			(3,334,037)
Net gain (loss)			(2,803,330)

Increase (decrease) in net assets from operations			$(2,820,059)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(16,729)	$(63,615)
Net realized gain (loss)		147,956	743,784
Realized gain distributions		382,751	554,802
Net change in unrealized appreciation (depreciation)		(3,334,037)	530,058

Increase (decrease) in net assets from operations		(2,820,059)	1,765,029

Contract owner transactions:
Proceeds from units sold		4,753,825	1,903,954
Cost of units redeemed		(5,153,412)	(3,342,688)
Account charges		(15,880)	(18,288)
Increase (decrease)		(415,467)	(1,457,022)
Net increase (decrease)		(3,235,526)	308,007
Net assets, beginning		13,375,338	13,067,331
Net assets, ending		$10,139,812	$13,375,338

Units sold		2,929,106	1,141,881
Units redeemed		(3,545,192)	(1,978,848)
Net increase (decrease)		(616,086)	(836,967)
Units outstanding, beginning		7,532,587	8,369,554
Units outstanding, ending		6,916,501	7,532,587

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$26,694,396
Cost of units redeemed/account charges			(19,106,343)
Net investment income (loss)			(123,199)
Net realized gain (loss)			1,496,400
Realized gain distributions			2,034,757
Net change in unrealized appreciation (depreciation)			(856,199)
Net assets			$10,139,812

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.46	6,610	$9,648	1.25%	-17.6%	12/31/2022	$1.49	0	$0	1.00%	-17.3%	12/31/2022	$1.52	0	$0	0.75%	-17.1%
12/31/2021	1.77	7,270	12,871	1.25%	13.7%	12/31/2021	1.80	0	0	1.00%	14.0%	12/31/2021	1.83	0	0	0.75%	14.3%
12/31/2020	1.56	8,052	12,537	1.25%	15.7%	12/31/2020	1.58	0	0	1.00%	15.9%	12/31/2020	1.60	0	0	0.75%	16.2%
12/31/2019	1.35	8,422	11,337	1.25%	21.4%	12/31/2019	1.36	0	0	1.00%	21.7%	12/31/2019	1.38	0	0	0.75%	22.0%
12/31/2018	1.11	8,876	9,845	1.25%	-6.7%	12/31/2018	1.12	0	0	1.00%	-6.5%	12/31/2018	1.13	0	0	0.75%	-6.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.55	0	$0	0.50%	-16.9%	12/31/2022	$1.58	0	$0	0.25%	-16.7%	12/31/2022	$1.61	306	$491	0.00%	-16.5%
12/31/2021	1.86	0	0	0.50%	14.6%	12/31/2021	1.89	0	0	0.25%	14.8%	12/31/2021	1.92	262	504	0.00%	15.1%
12/31/2020	1.62	0	0	0.50%	16.5%	12/31/2020	1.65	0	0	0.25%	16.8%	12/31/2020	1.67	317	530	0.00%	17.1%
12/31/2019	1.39	0	0	0.50%	22.3%	12/31/2019	1.41	0	0	0.25%	22.6%	12/31/2019	1.43	0	0	0.00%	22.9%
12/31/2018	1.14	0	0	0.50%	-6.0%	12/31/2018	1.15	0	0	0.25%	-5.8%	12/31/2018	1.16	0	0	0.00%	-5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.1%
2021	0.8%
2020	0.9%
2019	1.1%
2018	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2040 Target Date Retirement Fund R3 Class - 06-981

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,748,839	$7,139,540	429,341
Receivables: investments sold	4,709
Payables: investments purchased	-
Net assets	$6,753,548

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,753,548	4,647,824	$1.45
Band 100	-	-	1.48
Band 75	-	-	1.51
Band 50	-	-	1.54
Band 25	-	-	1.57
Band 0	-	-	1.60
Total	$6,753,548	4,647,824

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$46,524
Mortality & expense charges			(91,372)
Net investment income (loss)			(44,848)

Gain (loss) on investments:
Net realized gain (loss)			69,510
Realized gain distributions			341,151
Net change in unrealized appreciation (depreciation)			(2,011,524)
Net gain (loss)			(1,600,863)

Increase (decrease) in net assets from operations			$(1,645,711)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(44,848)	$(70,622)
Net realized gain (loss)		69,510	716,651
Realized gain distributions		341,151	346,159
Net change in unrealized appreciation (depreciation)		(2,011,524)	239,011

Increase (decrease) in net assets from operations		(1,645,711)	1,231,199

Contract owner transactions:
Proceeds from units sold		1,549,450	1,952,004
Cost of units redeemed		(1,744,750)	(3,227,968)
Account charges		(9,775)	(9,691)
Increase (decrease)		(205,075)	(1,285,655)
Net increase (decrease)		(1,850,786)	(54,456)
Net assets, beginning		8,604,334	8,658,790
Net assets, ending		$6,753,548	$8,604,334

Units sold		1,057,331	1,166,812
Units redeemed		(1,199,021)	(1,869,958)
Net increase (decrease)		(141,690)	(703,146)
Units outstanding, beginning		4,789,514	5,492,660
Units outstanding, ending		4,647,824	4,789,514

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$12,410,524
Cost of units redeemed/account charges			(7,212,413)
Net investment income (loss)			(180,134)
Net realized gain (loss)			852,666
Realized gain distributions			1,273,606
Net change in unrealized appreciation (depreciation)			(390,701)
Net assets			$6,753,548

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.45	4,648	$6,754	1.25%	-19.1%	12/31/2022	$1.48	0	$0	1.00%	-18.9%	12/31/2022	$1.51	0	$0	0.75%	-18.7%
12/31/2021	1.80	4,790	8,604	1.25%	14.6%	12/31/2021	1.83	0	0	1.00%	14.9%	12/31/2021	1.86	0	0	0.75%	15.2%
12/31/2020	1.57	5,066	7,941	1.25%	16.6%	12/31/2020	1.59	0	0	1.00%	16.9%	12/31/2020	1.61	0	0	0.75%	17.2%
12/31/2019	1.34	4,560	6,131	1.25%	22.0%	12/31/2019	1.36	0	0	1.00%	22.3%	12/31/2019	1.38	0	0	0.75%	22.6%
12/31/2018	1.10	3,418	3,767	1.25%	-7.3%	12/31/2018	1.11	0	0	1.00%	-7.1%	12/31/2018	1.12	0	0	0.75%	-6.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.54	0	$0	0.50%	-18.5%	12/31/2022	$1.57	0	$0	0.25%	-18.3%	12/31/2022	$1.60	0	$0	0.00%	-18.1%
12/31/2021	1.89	0	0	0.50%	15.5%	12/31/2021	1.92	0	0	0.25%	15.8%	12/31/2021	1.95	0	0	0.00%	16.0%
12/31/2020	1.63	0	0	0.50%	17.5%	12/31/2020	1.66	0	0	0.25%	17.8%	12/31/2020	1.68	427	718	0.00%	18.1%
12/31/2019	1.39	0	0	0.50%	22.9%	12/31/2019	1.41	0	0	0.25%	23.2%	12/31/2019	1.42	411	586	0.00%	23.5%
12/31/2018	1.13	0	0	0.50%	-6.6%	12/31/2018	1.14	0	0	0.25%	-6.3%	12/31/2018	1.15	0	0	0.00%	-6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.6%
2021	0.4%
2020	0.5%
2019	0.9%
2018	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2040 Target Date Retirement Fund R4 Class - 06-982

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,859,749	$10,712,510	621,364
Receivables: investments sold	7,512
Payables: investments purchased	-
Net assets	$9,867,261

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,836,958	6,614,295	$1.49
Band 100	-	-	1.52
Band 75	-	-	1.54
Band 50	-	-	1.57
Band 25	-	-	1.60
Band 0	30,303	18,526	1.64
Total	$9,867,261	6,632,821

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$95,592
Mortality & expense charges			(139,008)
Net investment income (loss)			(43,416)

Gain (loss) on investments:
Net realized gain (loss)			75,738
Realized gain distributions			495,651
Net change in unrealized appreciation (depreciation)			(3,094,168)
Net gain (loss)			(2,522,779)

Increase (decrease) in net assets from operations			$(2,566,195)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(43,416)	$(67,539)
Net realized gain (loss)		75,738	678,685
Realized gain distributions		495,651	455,878
Net change in unrealized appreciation (depreciation)		(3,094,168)	518,411

Increase (decrease) in net assets from operations		(2,566,195)	1,585,435

Contract owner transactions:
Proceeds from units sold		4,155,259	2,245,112
Cost of units redeemed		(3,212,000)	(2,769,425)
Account charges		(13,197)	(15,433)
Increase (decrease)		930,062	(539,746)
Net increase (decrease)		(1,636,133)	1,045,689
Net assets, beginning		11,503,394	10,457,705
Net assets, ending		$9,867,261	$11,503,394

Units sold		2,537,831	1,293,769
Units redeemed		(2,178,977)	(1,575,917)
Net increase (decrease)		358,854	(282,148)
Units outstanding, beginning		6,273,967	6,556,115
Units outstanding, ending		6,632,821	6,273,967

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$23,199,250
Cost of units redeemed/account charges			(15,444,568)
Net investment income (loss)			(184,736)
Net realized gain (loss)			1,273,222
Realized gain distributions			1,876,854
Net change in unrealized appreciation (depreciation)			(852,761)
Net assets			$9,867,261

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.49	6,614	$9,837	1.25%	-18.9%	12/31/2022	$1.52	0	$0	1.00%	-18.7%	12/31/2022	$1.54	0	$0	0.75%	-18.5%
12/31/2021	1.83	6,264	11,483	1.25%	14.9%	12/31/2021	1.86	0	0	1.00%	15.2%	12/31/2021	1.89	0	0	0.75%	15.5%
12/31/2020	1.59	6,549	10,446	1.25%	16.9%	12/31/2020	1.62	0	0	1.00%	17.2%	12/31/2020	1.64	0	0	0.75%	17.5%
12/31/2019	1.36	6,680	9,115	1.25%	22.4%	12/31/2019	1.38	0	0	1.00%	22.7%	12/31/2019	1.40	0	0	0.75%	23.0%
12/31/2018	1.11	7,144	7,964	1.25%	-7.0%	12/31/2018	1.12	0	0	1.00%	-6.8%	12/31/2018	1.14	0	0	0.75%	-6.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.57	0	$0	0.50%	-18.3%	12/31/2022	$1.60	0	$0	0.25%	-18.1%	12/31/2022	$1.64	19	$30	0.00%	-17.9%
12/31/2021	1.93	0	0	0.50%	15.8%	12/31/2021	1.96	0	0	0.25%	16.1%	12/31/2021	1.99	10	20	0.00%	16.4%
12/31/2020	1.66	0	0	0.50%	17.8%	12/31/2020	1.69	0	0	0.25%	18.1%	12/31/2020	1.71	7	12	0.00%	18.4%
12/31/2019	1.41	0	0	0.50%	23.3%	12/31/2019	1.43	0	0	0.25%	23.6%	12/31/2019	1.45	0	0	0.00%	23.9%
12/31/2018	1.15	0	0	0.50%	-6.3%	12/31/2018	1.16	0	0	0.25%	-6.1%	12/31/2018	1.17	0	0	0.00%	-5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.9%
2021	0.7%
2020	0.7%
2019	1.0%
2018	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2045 Target Date Retirement Fund R3 Class - 06-983

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,257,662	$4,527,817	266,603
Receivables: investments sold	2,666
Payables: investments purchased	-
Net assets	$4,260,328

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,260,328	2,915,824	$1.46
Band 100	-	-	1.49
Band 75	-	-	1.52
Band 50	-	-	1.55
Band 25	-	-	1.58
Band 0	-	-	1.61
Total	$4,260,328	2,915,824

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$20,232
Mortality & expense charges			(58,206)
Net investment income (loss)			(37,974)

Gain (loss) on investments:
Net realized gain (loss)			63,143
Realized gain distributions			237,776
Net change in unrealized appreciation (depreciation)			(1,339,386)
Net gain (loss)			(1,038,467)

Increase (decrease) in net assets from operations			$(1,076,441)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(37,974)	$(50,626)
Net realized gain (loss)		63,143	674,393
Realized gain distributions		237,776	210,141
Net change in unrealized appreciation (depreciation)		(1,339,386)	25,388

Increase (decrease) in net assets from operations		(1,076,441)	859,296

Contract owner transactions:
Proceeds from units sold		1,285,455	1,514,669
Cost of units redeemed		(1,499,555)	(2,852,134)
Account charges		(11,672)	(10,353)
Increase (decrease)		(225,772)	(1,347,818)
Net increase (decrease)		(1,302,213)	(488,522)
Net assets, beginning		5,562,541	6,051,063
Net assets, ending		$4,260,328	$5,562,541

Units sold		869,719	888,987
Units redeemed		(1,010,418)	(1,633,478)
Net increase (decrease)		(140,699)	(744,491)
Units outstanding, beginning		3,056,523	3,801,014
Units outstanding, ending		2,915,824	3,056,523

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$9,405,906
Cost of units redeemed/account charges			(6,454,186)
Net investment income (loss)			(137,412)
Net realized gain (loss)			855,679
Realized gain distributions			860,496
Net change in unrealized appreciation (depreciation)			(270,155)
Net assets			$4,260,328

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.46	2,916	$4,260	1.25%	-19.7%	12/31/2022	$1.49	0	$0	1.00%	-19.5%	12/31/2022	$1.52	0	$0	0.75%	-19.3%
12/31/2021	1.82	3,057	5,563	1.25%	15.0%	12/31/2021	1.85	0	0	1.00%	15.3%	12/31/2021	1.88	0	0	0.75%	15.5%
12/31/2020	1.58	3,505	5,549	1.25%	17.0%	12/31/2020	1.61	0	0	1.00%	17.3%	12/31/2020	1.63	0	0	0.75%	17.6%
12/31/2019	1.35	3,225	4,365	1.25%	22.4%	12/31/2019	1.37	0	0	1.00%	22.7%	12/31/2019	1.38	0	0	0.75%	23.0%
12/31/2018	1.11	2,192	2,424	1.25%	-7.4%	12/31/2018	1.12	0	0	1.00%	-7.1%	12/31/2018	1.13	0	0	0.75%	-6.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.55	0	$0	0.50%	-19.1%	12/31/2022	$1.58	0	$0	0.25%	-18.9%	12/31/2022	$1.61	0	$0	0.00%	-18.7%
12/31/2021	1.91	0	0	0.50%	15.8%	12/31/2021	1.94	0	0	0.25%	16.1%	12/31/2021	1.98	0	0	0.00%	16.4%
12/31/2020	1.65	0	0	0.50%	17.8%	12/31/2020	1.67	0	0	0.25%	18.1%	12/31/2020	1.70	296	502	0.00%	18.4%
12/31/2019	1.40	0	0	0.50%	23.3%	12/31/2019	1.42	0	0	0.25%	23.6%	12/31/2019	1.43	387	555	0.00%	23.9%
12/31/2018	1.14	0	0	0.50%	-6.7%	12/31/2018	1.15	0	0	0.25%	-6.4%	12/31/2018	1.16	0	0	0.00%	-6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.4%
2021	0.4%
2020	0.5%
2019	0.9%
2018	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2045 Target Date Retirement Fund R4 Class - 06-984

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,057,485	$8,685,934	498,301
Receivables: investments sold	5,038
Payables: investments purchased	-
Net assets	$8,062,523

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,830,777	5,238,437	$1.49
Band 100	-	-	1.52
Band 75	-	-	1.55
Band 50	-	-	1.58
Band 25	-	-	1.61
Band 0	231,746	140,956	1.64
Total	$8,062,523	5,379,393

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$61,039
Mortality & expense charges			(117,716)
Net investment income (loss)			(56,677)

Gain (loss) on investments:
Net realized gain (loss)			352,452
Realized gain distributions			443,636
Net change in unrealized appreciation (depreciation)			(3,120,853)
Net gain (loss)			(2,324,765)

Increase (decrease) in net assets from operations			$(2,381,442)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(56,677)	$(74,456)
Net realized gain (loss)		352,452	739,812
Realized gain distributions		443,636	439,289
Net change in unrealized appreciation (depreciation)		(3,120,853)	600,509

Increase (decrease) in net assets from operations		(2,381,442)	1,705,154

Contract owner transactions:
Proceeds from units sold		3,233,713	1,962,349
Cost of units redeemed		(4,573,791)	(3,030,963)
Account charges		(12,092)	(13,532)
Increase (decrease)		(1,352,170)	(1,082,146)
Net increase (decrease)		(3,733,612)	623,008
Net assets, beginning		11,796,135	11,173,127
Net assets, ending		$8,062,523	$11,796,135

Units sold		2,000,905	1,121,976
Units redeemed		(2,965,591)	(1,709,556)
Net increase (decrease)		(964,686)	(587,580)
Units outstanding, beginning		6,344,079	6,931,659
Units outstanding, ending		5,379,393	6,344,079

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$21,235,776
Cost of units redeemed/account charges			(15,669,926)
Net investment income (loss)			(223,909)
Net realized gain (loss)			1,544,035
Realized gain distributions			1,804,996
Net change in unrealized appreciation (depreciation)			(628,449)
Net assets			$8,062,523

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.49	5,238	$7,831	1.25%	-19.5%	12/31/2022	$1.52	0	$0	1.00%	-19.3%	12/31/2022	$1.55	0	$0	0.75%	-19.1%
12/31/2021	1.86	6,210	11,526	1.25%	15.3%	12/31/2021	1.89	0	0	1.00%	15.6%	12/31/2021	1.92	0	0	0.75%	15.9%
12/31/2020	1.61	6,809	10,962	1.25%	17.3%	12/31/2020	1.63	0	0	1.00%	17.6%	12/31/2020	1.66	0	0	0.75%	17.9%
12/31/2019	1.37	6,768	9,287	1.25%	22.7%	12/31/2019	1.39	0	0	1.00%	23.0%	12/31/2019	1.40	0	0	0.75%	23.3%
12/31/2018	1.12	6,751	7,549	1.25%	-7.1%	12/31/2018	1.13	0	0	1.00%	-6.8%	12/31/2018	1.14	0	0	0.75%	-6.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.58	0	$0	0.50%	-18.9%	12/31/2022	$1.61	0	$0	0.25%	-18.6%	12/31/2022	$1.64	141	$232	0.00%	-18.4%
12/31/2021	1.95	0	0	0.50%	16.2%	12/31/2021	1.98	0	0	0.25%	16.5%	12/31/2021	2.02	134	270	0.00%	16.7%
12/31/2020	1.68	0	0	0.50%	18.2%	12/31/2020	1.70	0	0	0.25%	18.5%	12/31/2020	1.73	122	211	0.00%	18.8%
12/31/2019	1.42	0	0	0.50%	23.6%	12/31/2019	1.44	0	0	0.25%	23.9%	12/31/2019	1.45	0	0	0.00%	24.2%
12/31/2018	1.15	0	0	0.50%	-6.4%	12/31/2018	1.16	0	0	0.25%	-6.1%	12/31/2018	1.17	0	0	0.00%	-5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.6%
2021	0.7%
2020	0.7%
2019	1.0%
2018	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2050 Target Date Retirement Fund R3 Class - 06-996

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,368,890	$3,736,180	215,257
Receivables: investments sold	-
Payables: investments purchased	(6,571)
Net assets	$3,362,319

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,362,319	2,305,638	$1.46
Band 100	-	-	1.49
Band 75	-	-	1.51
Band 50	-	-	1.54
Band 25	-	-	1.57
Band 0	-	-	1.60
Total	$3,362,319	2,305,638

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$12,508
Mortality & expense charges			(46,358)
Net investment income (loss)			(33,850)

Gain (loss) on investments:
Net realized gain (loss)			54,457
Realized gain distributions			201,740
Net change in unrealized appreciation (depreciation)			(1,155,391)
Net gain (loss)			(899,194)

Increase (decrease) in net assets from operations			$(933,044)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(33,850)	$(48,072)
Net realized gain (loss)		54,457	834,614
Realized gain distributions		201,740	171,202
Net change in unrealized appreciation (depreciation)		(1,155,391)	(135,082)

Increase (decrease) in net assets from operations		(933,044)	822,662

Contract owner transactions:
Proceeds from units sold		1,112,840	2,001,400
Cost of units redeemed		(1,708,120)	(3,383,336)
Account charges		(8,223)	(8,975)
Increase (decrease)		(603,503)	(1,390,911)
Net increase (decrease)		(1,536,547)	(568,249)
Net assets, beginning		4,898,866	5,467,115
Net assets, ending		$3,362,319	$4,898,866

Units sold		754,017	1,173,314
Units redeemed		(1,120,898)	(1,916,256)
Net increase (decrease)		(366,881)	(742,942)
Units outstanding, beginning		2,672,519	3,415,461
Units outstanding, ending		2,305,638	2,672,519

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$8,894,727
Cost of units redeemed/account charges			(6,750,621)
Net investment income (loss)			(133,679)
Net realized gain (loss)			991,177
Realized gain distributions			728,005
Net change in unrealized appreciation (depreciation)			(367,290)
Net assets			$3,362,319

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.46	2,306	$3,362	1.25%	-20.4%	12/31/2022	$1.49	0	$0	1.00%	-20.2%	12/31/2022	$1.51	0	$0	0.75%	-20.0%
12/31/2021	1.83	2,673	4,899	1.25%	15.1%	12/31/2021	1.86	0	0	1.00%	15.4%	12/31/2021	1.89	0	0	0.75%	15.7%
12/31/2020	1.59	3,181	5,067	1.25%	17.2%	12/31/2020	1.62	0	0	1.00%	17.5%	12/31/2020	1.64	0	0	0.75%	17.8%
12/31/2019	1.36	2,822	3,833	1.25%	22.6%	12/31/2019	1.37	0	0	1.00%	22.9%	12/31/2019	1.39	0	0	0.75%	23.2%
12/31/2018	1.11	1,800	1,994	1.25%	-7.4%	12/31/2018	1.12	0	0	1.00%	-7.1%	12/31/2018	1.13	0	0	0.75%	-6.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.54	0	$0	0.50%	-19.8%	12/31/2022	$1.57	0	$0	0.25%	-19.6%	12/31/2022	$1.60	0	$0	0.00%	-19.4%
12/31/2021	1.93	0	0	0.50%	16.0%	12/31/2021	1.96	0	0	0.25%	16.2%	12/31/2021	1.99	0	0	0.00%	16.5%
12/31/2020	1.66	0	0	0.50%	18.1%	12/31/2020	1.68	0	0	0.25%	18.4%	12/31/2020	1.71	234	400	0.00%	18.7%
12/31/2019	1.41	0	0	0.50%	23.5%	12/31/2019	1.42	0	0	0.25%	23.9%	12/31/2019	1.44	214	308	0.00%	24.2%
12/31/2018	1.14	0	0	0.50%	-6.7%	12/31/2018	1.15	0	0	0.25%	-6.4%	12/31/2018	1.16	0	0	0.00%	-6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.3%
2021	0.4%
2020	0.4%
2019	0.8%
2018	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2050 Target Date Retirement Fund R4 Class - 06-997

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,901,831	$8,767,286	500,305
Receivables: investments sold	2,991
Payables: investments purchased	-
Net assets	$7,904,822

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,673,874	5,139,768	$1.49
Band 100	-	-	1.52
Band 75	-	-	1.55
Band 50	-	-	1.58
Band 25	-	-	1.61
Band 0	230,948	140,642	1.64
Total	$7,904,822	5,280,410

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$50,852
Mortality & expense charges			(124,267)
Net investment income (loss)			(73,415)

Gain (loss) on investments:
Net realized gain (loss)			175,345
Realized gain distributions			465,997
Net change in unrealized appreciation (depreciation)			(3,224,666)
Net gain (loss)			(2,583,324)

Increase (decrease) in net assets from operations			$(2,656,739)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(73,415)	$(78,810)
Net realized gain (loss)		175,345	947,280
Realized gain distributions		465,997	406,650
Net change in unrealized appreciation (depreciation)		(3,224,666)	486,604

Increase (decrease) in net assets from operations		(2,656,739)	1,761,724

Contract owner transactions:
Proceeds from units sold		3,721,628	2,568,068
Cost of units redeemed		(4,976,827)	(3,728,775)
Account charges		(14,694)	(17,259)
Increase (decrease)		(1,269,893)	(1,177,966)
Net increase (decrease)		(3,926,632)	583,758
Net assets, beginning		11,831,454	11,247,696
Net assets, ending		$7,904,822	$11,831,454

Units sold		2,243,645	1,455,821
Units redeemed		(3,275,991)	(2,075,624)
Net increase (decrease)		(1,032,346)	(619,803)
Units outstanding, beginning		6,312,756	6,932,559
Units outstanding, ending		5,280,410	6,312,756

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$18,916,424
Cost of units redeemed/account charges			(12,951,875)
Net investment income (loss)			(237,613)
Net realized gain (loss)			1,369,294
Realized gain distributions			1,674,047
Net change in unrealized appreciation (depreciation)			(865,455)
Net assets			$7,904,822

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.49	5,140	$7,674	1.25%	-20.2%	12/31/2022	$1.52	0	$0	1.00%	-20.0%	12/31/2022	$1.55	0	$0	0.75%	-19.8%
12/31/2021	1.87	6,191	11,583	1.25%	15.4%	12/31/2021	1.90	0	0	1.00%	15.7%	12/31/2021	1.93	0	0	0.75%	16.0%
12/31/2020	1.62	6,830	11,070	1.25%	17.6%	12/31/2020	1.64	0	0	1.00%	17.8%	12/31/2020	1.67	0	0	0.75%	18.1%
12/31/2019	1.38	5,914	8,154	1.25%	23.1%	12/31/2019	1.39	0	0	1.00%	23.4%	12/31/2019	1.41	0	0	0.75%	23.7%
12/31/2018	1.12	5,474	6,133	1.25%	-7.1%	12/31/2018	1.13	0	0	1.00%	-6.9%	12/31/2018	1.14	0	0	0.75%	-6.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.58	0	$0	0.50%	-19.6%	12/31/2022	$1.61	0	$0	0.25%	-19.4%	12/31/2022	$1.64	141	$231	0.00%	-19.2%
12/31/2021	1.97	0	0	0.50%	16.3%	12/31/2021	2.00	0	0	0.25%	16.6%	12/31/2021	2.03	122	248	0.00%	16.9%
12/31/2020	1.69	0	0	0.50%	18.4%	12/31/2020	1.71	0	0	0.25%	18.7%	12/31/2020	1.74	102	178	0.00%	19.0%
12/31/2019	1.43	0	0	0.50%	24.0%	12/31/2019	1.44	0	0	0.25%	24.3%	12/31/2019	1.46	0	0	0.00%	24.6%
12/31/2018	1.15	0	0	0.50%	-6.4%	12/31/2018	1.16	0	0	0.25%	-6.2%	12/31/2018	1.17	0	0	0.00%	-5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.5%
2021	0.7%
2020	0.6%
2019	0.9%
2018	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2055 Target Date Retirement Fund R3 Class - 06-998

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,433,770	$4,877,050	227,025
Receivables: investments sold	-
Payables: investments purchased	(4,505)
Net assets	$4,429,265

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,429,265	3,059,199	$1.45
Band 100	-	-	1.48
Band 75	-	-	1.50
Band 50	-	-	1.53
Band 25	-	-	1.56
Band 0	-	-	1.59
Total	$4,429,265	3,059,199

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$10,238
Mortality & expense charges			(59,816)
Net investment income (loss)			(49,578)

Gain (loss) on investments:
Net realized gain (loss)			(6,383)
Realized gain distributions			265,237
Net change in unrealized appreciation (depreciation)			(1,402,242)
Net gain (loss)			(1,143,388)

Increase (decrease) in net assets from operations			$(1,192,966)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(49,578)	$(43,768)
Net realized gain (loss)		(6,383)	327,098
Realized gain distributions		265,237	187,900
Net change in unrealized appreciation (depreciation)		(1,402,242)	233,407

Increase (decrease) in net assets from operations		(1,192,966)	704,637

Contract owner transactions:
Proceeds from units sold		1,496,231	1,897,095
Cost of units redeemed		(1,406,100)	(1,466,482)
Account charges		(11,129)	(10,705)
Increase (decrease)		79,002	419,908
Net increase (decrease)		(1,113,964)	1,124,545
Net assets, beginning		5,543,229	4,418,684
Net assets, ending		$4,429,265	$5,543,229

Units sold		1,005,302	1,089,238
Units redeemed		(971,198)	(836,360)
Net increase (decrease)		34,104	252,878
Units outstanding, beginning		3,025,095	2,772,217
Units outstanding, ending		3,059,199	3,025,095

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$7,961,754
Cost of units redeemed/account charges			(4,027,142)
Net investment income (loss)			(137,131)
Net realized gain (loss)			376,715
Realized gain distributions			698,349
Net change in unrealized appreciation (depreciation)			(443,280)
Net assets			$4,429,265

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.45	3,059	$4,429	1.25%	-21.0%	12/31/2022	$1.48	0	$0	1.00%	-20.8%	12/31/2022	$1.50	0	$0	0.75%	-20.6%
12/31/2021	1.83	3,025	5,543	1.25%	15.1%	12/31/2021	1.86	0	0	1.00%	15.3%	12/31/2021	1.89	0	0	0.75%	15.6%
12/31/2020	1.59	2,740	4,363	1.25%	17.1%	12/31/2020	1.62	0	0	1.00%	17.4%	12/31/2020	1.64	0	0	0.75%	17.7%
12/31/2019	1.36	2,145	2,916	1.25%	22.7%	12/31/2019	1.38	0	0	1.00%	23.0%	12/31/2019	1.39	0	0	0.75%	23.3%
12/31/2018	1.11	1,259	1,396	1.25%	-7.4%	12/31/2018	1.12	0	0	1.00%	-7.1%	12/31/2018	1.13	0	0	0.75%	-6.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.53	0	$0	0.50%	-20.4%	12/31/2022	$1.56	0	$0	0.25%	-20.2%	12/31/2022	$1.59	0	$0	0.00%	-20.0%
12/31/2021	1.93	0	0	0.50%	15.9%	12/31/2021	1.96	0	0	0.25%	16.2%	12/31/2021	1.99	0	0	0.00%	16.5%
12/31/2020	1.66	0	0	0.50%	18.0%	12/31/2020	1.68	0	0	0.25%	18.3%	12/31/2020	1.71	33	56	0.00%	18.6%
12/31/2019	1.41	0	0	0.50%	23.6%	12/31/2019	1.42	0	0	0.25%	23.9%	12/31/2019	1.44	28	40	0.00%	24.2%
12/31/2018	1.14	0	0	0.50%	-6.7%	12/31/2018	1.15	0	0	0.25%	-6.4%	12/31/2018	1.16	0	0	0.00%	-6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.2%
2021	0.4%
2020	0.4%
2019	0.7%
2018	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2055 Target Date Retirement Fund R4 Class - 06-999

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,515,785	$3,954,038	178,407
Receivables: investments sold	2,417
Payables: investments purchased	-
Net assets	$3,518,202

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,420,244	2,309,510	$1.48
Band 100	-	-	1.51
Band 75	-	-	1.54
Band 50	-	-	1.57
Band 25	-	-	1.60
Band 0	97,958	60,142	1.63
Total	$3,518,202	2,369,652

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$17,591
Mortality & expense charges			(56,008)
Net investment income (loss)			(38,417)

Gain (loss) on investments:
Net realized gain (loss)			39,537
Realized gain distributions			207,269
Net change in unrealized appreciation (depreciation)			(1,453,055)
Net gain (loss)			(1,206,249)

Increase (decrease) in net assets from operations			$(1,244,666)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(38,417)	$(38,465)
Net realized gain (loss)		39,537	487,340
Realized gain distributions		207,269	179,977
Net change in unrealized appreciation (depreciation)		(1,453,055)	173,890

Increase (decrease) in net assets from operations		(1,244,666)	802,742

Contract owner transactions:
Proceeds from units sold		2,040,835	1,371,815
Cost of units redeemed		(2,606,516)	(2,072,287)
Account charges		(8,573)	(9,249)
Increase (decrease)		(574,254)	(709,721)
Net increase (decrease)		(1,818,920)	93,021
Net assets, beginning		5,337,122	5,244,101
Net assets, ending		$3,518,202	$5,337,122

Units sold		1,260,193	795,787
Units redeemed		(1,740,768)	(1,177,986)
Net increase (decrease)		(480,575)	(382,199)
Units outstanding, beginning		2,850,227	3,232,426
Units outstanding, ending		2,369,652	2,850,227

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$9,446,495
Cost of units redeemed/account charges			(6,689,487)
Net investment income (loss)			(111,964)
Net realized gain (loss)			613,250
Realized gain distributions			698,161
Net change in unrealized appreciation (depreciation)			(438,253)
Net assets			$3,518,202

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.48	2,310	$3,420	1.25%	-20.8%	12/31/2022	$1.51	0	$0	1.00%	-20.6%	12/31/2022	$1.54	0	$0	0.75%	-20.4%
12/31/2021	1.87	2,787	5,209	1.25%	15.4%	12/31/2021	1.90	0	0	1.00%	15.7%	12/31/2021	1.93	0	0	0.75%	16.0%
12/31/2020	1.62	3,167	5,130	1.25%	17.5%	12/31/2020	1.64	0	0	1.00%	17.8%	12/31/2020	1.67	0	0	0.75%	18.1%
12/31/2019	1.38	2,631	3,627	1.25%	23.1%	12/31/2019	1.39	0	0	1.00%	23.4%	12/31/2019	1.41	0	0	0.75%	23.7%
12/31/2018	1.12	1,856	2,079	1.25%	-7.1%	12/31/2018	1.13	0	0	1.00%	-6.9%	12/31/2018	1.14	0	0	0.75%	-6.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.57	0	$0	0.50%	-20.2%	12/31/2022	$1.60	0	$0	0.25%	-20.0%	12/31/2022	$1.63	60	$98	0.00%	-19.8%
12/31/2021	1.96	0	0	0.50%	16.2%	12/31/2021	2.00	0	0	0.25%	16.5%	12/31/2021	2.03	63	128	0.00%	16.8%
12/31/2020	1.69	0	0	0.50%	18.4%	12/31/2020	1.71	0	0	0.25%	18.7%	12/31/2020	1.74	66	114	0.00%	19.0%
12/31/2019	1.43	0	0	0.50%	24.0%	12/31/2019	1.44	0	0	0.25%	24.3%	12/31/2019	1.46	0	0	0.00%	24.6%
12/31/2018	1.15	0	0	0.50%	-6.4%	12/31/2018	1.16	0	0	0.25%	-6.2%	12/31/2018	1.17	0	0	0.00%	-5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.4%
2021	0.6%
2020	0.6%
2019	1.0%
2018	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2060 Target Date Retirement Fund R3 Class - 06-CGC

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,154,126	$2,453,125	161,632
Receivables: investments sold	-
Payables: investments purchased	(6,030)
Net assets	$2,148,096

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,148,096	1,487,595	$1.44
Band 100	-	-	1.47
Band 75	-	-	1.50
Band 50	-	-	1.53
Band 25	-	-	1.56
Band 0	-	-	1.59
Total	$2,148,096	1,487,595

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$4,530
Mortality & expense charges			(25,674)
Net investment income (loss)			(21,144)

Gain (loss) on investments:
Net realized gain (loss)			(8,125)
Realized gain distributions			115,266
Net change in unrealized appreciation (depreciation)			(576,050)
Net gain (loss)			(468,909)

Increase (decrease) in net assets from operations			$(490,053)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(21,144)	$(13,884)
Net realized gain (loss)		(8,125)	164,608
Realized gain distributions		115,266	61,477
Net change in unrealized appreciation (depreciation)		(576,050)	51,788

Increase (decrease) in net assets from operations		(490,053)	263,989

Contract owner transactions:
Proceeds from units sold		1,121,112	1,356,233
Cost of units redeemed		(690,078)	(840,544)
Account charges		(7,996)	(6,847)
Increase (decrease)		423,038	508,842
Net increase (decrease)		(67,015)	772,831
Net assets, beginning		2,215,111	1,442,280
Net assets, ending		$2,148,096	$2,215,111

Units sold		770,377	781,611
Units redeemed		(491,830)	(476,596)
Net increase (decrease)		278,547	305,015
Units outstanding, beginning		1,209,048	904,033
Units outstanding, ending		1,487,595	1,209,048

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$3,990,021
Cost of units redeemed/account charges			(1,906,983)
Net investment income (loss)			(44,882)
Net realized gain (loss)			180,264
Realized gain distributions			228,675
Net change in unrealized appreciation (depreciation)			(298,999)
Net assets			$2,148,096

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.44	1,488	$2,148	1.25%	-21.2%	12/31/2022	$1.47	0	$0	1.00%	-21.0%	12/31/2022	$1.50	0	$0	0.75%	-20.8%
12/31/2021	1.83	1,209	2,215	1.25%	15.1%	12/31/2021	1.86	0	0	1.00%	15.3%	12/31/2021	1.89	0	0	0.75%	15.6%
12/31/2020	1.59	881	1,402	1.25%	17.1%	12/31/2020	1.61	0	0	1.00%	17.4%	12/31/2020	1.64	0	0	0.75%	17.7%
12/31/2019	1.36	516	701	1.25%	22.7%	12/31/2019	1.38	0	0	1.00%	23.0%	12/31/2019	1.39	0	0	0.75%	23.3%
12/31/2018	1.11	212	235	1.25%	-7.5%	12/31/2018	1.12	0	0	1.00%	-7.2%	12/31/2018	1.13	0	0	0.75%	-7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.53	0	$0	0.50%	-20.6%	12/31/2022	$1.56	0	$0	0.25%	-20.4%	12/31/2022	$1.59	0	$0	0.00%	-20.2%
12/31/2021	1.93	0	0	0.50%	15.9%	12/31/2021	1.96	0	0	0.25%	16.2%	12/31/2021	1.99	0	0	0.00%	16.5%
12/31/2020	1.66	0	0	0.50%	18.0%	12/31/2020	1.68	0	0	0.25%	18.3%	12/31/2020	1.71	24	40	0.00%	18.6%
12/31/2019	1.41	0	0	0.50%	23.6%	12/31/2019	1.42	0	0	0.25%	24.0%	12/31/2019	1.44	10	14	0.00%	24.3%
12/31/2018	1.14	0	0	0.50%	-6.7%	12/31/2018	1.15	0	0	0.25%	-6.5%	12/31/2018	1.16	0	0	0.00%	-6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.2%
2021	0.5%
2020	0.4%
2019	0.8%
2018	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2060 Target Date Retirement Fund R4 Class - 06-CGF

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,791,235	$3,142,575	208,659
Receivables: investments sold	2,709
Payables: investments purchased	-
Net assets	$2,793,944

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,716,201	1,839,464	$1.48
Band 100	-	-	1.51
Band 75	-	-	1.53
Band 50	-	-	1.56
Band 25	-	-	1.59
Band 0	77,743	47,870	1.62
Total	$2,793,944	1,887,334

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$13,056
Mortality & expense charges			(35,263)
Net investment income (loss)			(22,207)

Gain (loss) on investments:
Net realized gain (loss)			(26,277)
Realized gain distributions			147,294
Net change in unrealized appreciation (depreciation)			(808,882)
Net gain (loss)			(687,865)

Increase (decrease) in net assets from operations			$(710,072)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(22,207)	$(14,171)
Net realized gain (loss)		(26,277)	159,866
Realized gain distributions		147,294	79,169
Net change in unrealized appreciation (depreciation)		(808,882)	152,475

Increase (decrease) in net assets from operations		(710,072)	377,339

Contract owner transactions:
Proceeds from units sold		1,765,299	1,203,306
Cost of units redeemed		(1,222,936)	(835,540)
Account charges		(6,944)	(7,072)
Increase (decrease)		535,419	360,694
Net increase (decrease)		(174,653)	738,033
Net assets, beginning		2,968,597	2,230,564
Net assets, ending		$2,793,944	$2,968,597

Units sold		1,115,197	682,251
Units redeemed		(813,954)	(471,481)
Net increase (decrease)		301,243	210,770
Units outstanding, beginning		1,586,091	1,375,321
Units outstanding, ending		1,887,334	1,586,091

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$7,524,366
Cost of units redeemed/account charges			(4,997,099)
Net investment income (loss)			(54,361)
Net realized gain (loss)			335,010
Realized gain distributions			337,368
Net change in unrealized appreciation (depreciation)			(351,340)
Net assets			$2,793,944

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.48	1,839	$2,716	1.25%	-21.0%	12/31/2022	$1.51	0	$0	1.00%	-20.8%	12/31/2022	$1.53	0	$0	0.75%	-20.6%
12/31/2021	1.87	1,550	2,896	1.25%	15.4%	12/31/2021	1.90	0	0	1.00%	15.7%	12/31/2021	1.93	0	0	0.75%	15.9%
12/31/2020	1.62	1,345	2,177	1.25%	17.5%	12/31/2020	1.64	0	0	1.00%	17.8%	12/31/2020	1.67	0	0	0.75%	18.1%
12/31/2019	1.38	1,140	1,570	1.25%	23.0%	12/31/2019	1.39	0	0	1.00%	23.3%	12/31/2019	1.41	0	0	0.75%	23.6%
12/31/2018	1.12	843	944	1.25%	-7.1%	12/31/2018	1.13	0	0	1.00%	-6.9%	12/31/2018	1.14	0	0	0.75%	-6.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.56	0	$0	0.50%	-20.4%	12/31/2022	$1.59	0	$0	0.25%	-20.2%	12/31/2022	$1.62	48	$78	0.00%	-20.0%
12/31/2021	1.96	0	0	0.50%	16.2%	12/31/2021	2.00	0	0	0.25%	16.5%	12/31/2021	2.03	36	72	0.00%	16.8%
12/31/2020	1.69	0	0	0.50%	18.4%	12/31/2020	1.71	0	0	0.25%	18.7%	12/31/2020	1.74	31	53	0.00%	19.0%
12/31/2019	1.43	0	0	0.50%	23.9%	12/31/2019	1.44	0	0	0.25%	24.2%	12/31/2019	1.46	0	0	0.00%	24.5%
12/31/2018	1.15	0	0	0.50%	-6.4%	12/31/2018	1.16	0	0	0.25%	-6.2%	12/31/2018	1.17	0	0	0.00%	-5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.5%
2021	0.8%
2020	0.6%
2019	0.9%
2018	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2010 Target Date Retirement Fund R6 Class - 06-CRV

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,789,111	$8,333,978	715,587
Receivables: investments sold	-
Payables: investments purchased	(39,300)
Net assets	$7,749,811

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,749,811	6,279,620	$1.23
Band 100	-	-	1.25
Band 75	-	-	1.27
Band 50	-	-	1.29
Band 25	-	-	1.31
Band 0	-	-	1.33
Total	$7,749,811	6,279,620

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$213,803
Mortality & expense charges			(84,459)
Net investment income (loss)			129,344

Gain (loss) on investments:
Net realized gain (loss)			(44,940)
Realized gain distributions			69,401
Net change in unrealized appreciation (depreciation)			(931,407)
Net gain (loss)			(906,946)

Increase (decrease) in net assets from operations			$(777,602)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$129,344	$36,839
Net realized gain (loss)		(44,940)	116,343
Realized gain distributions		69,401	127,396
Net change in unrealized appreciation (depreciation)		(931,407)	133,294

Increase (decrease) in net assets from operations		(777,602)	413,872

Contract owner transactions:
Proceeds from units sold		5,330,713	2,617,640
Cost of units redeemed		(2,657,542)	(2,316,078)
Account charges		(13,222)	(7,986)
Increase (decrease)		2,659,949	293,576
Net increase (decrease)		1,882,347	707,448
Net assets, beginning		5,867,464	5,160,016
Net assets, ending		$7,749,811	$5,867,464

Units sold		4,490,129	2,736,634
Units redeemed		(2,476,443)	(2,521,069)
Net increase (decrease)		2,013,686	215,565
Units outstanding, beginning		4,265,934	4,050,369
Units outstanding, ending		6,279,620	4,265,934

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$14,994,918
Cost of units redeemed/account charges			(7,561,913)
Net investment income (loss)			357,663
Net realized gain (loss)			140,731
Realized gain distributions			363,279
Net change in unrealized appreciation (depreciation)			(544,867)
Net assets			$7,749,811

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.23	6,280	$7,750	1.25%	-10.3%	12/31/2022	$1.25	0	$0	1.00%	-10.0%	12/31/2022	$1.27	0	$0	0.75%	-9.8%
12/31/2021	1.38	4,266	5,867	1.25%	8.0%	12/31/2021	1.39	0	0	1.00%	8.2%	12/31/2021	1.41	0	0	0.75%	8.5%
12/31/2020	1.27	4,050	5,160	1.25%	7.9%	12/31/2020	1.29	0	0	1.00%	8.2%	12/31/2020	1.30	0	0	0.75%	8.4%
12/31/2019	1.18	3,243	3,829	1.25%	12.5%	12/31/2019	1.19	0	0	1.00%	12.7%	12/31/2019	1.20	0	0	0.75%	13.0%
12/31/2018	1.05	2,351	2,469	1.25%	-3.7%	12/31/2018	1.06	0	0	1.00%	-3.5%	12/31/2018	1.06	0	0	0.75%	-3.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.29	0	$0	0.50%	-9.6%	12/31/2022	$1.31	0	$0	0.25%	-9.4%	12/31/2022	$1.33	0	$0	0.00%	-9.1%
12/31/2021	1.43	0	0	0.50%	8.8%	12/31/2021	1.45	0	0	0.25%	9.0%	12/31/2021	1.47	0	0	0.00%	9.3%
12/31/2020	1.31	0	0	0.50%	8.7%	12/31/2020	1.33	0	0	0.25%	9.0%	12/31/2020	1.34	0	0	0.00%	9.3%
12/31/2019	1.21	0	0	0.50%	13.3%	12/31/2019	1.22	0	0	0.25%	13.6%	12/31/2019	1.23	0	0	0.00%	13.9%
12/31/2018	1.07	0	0	0.50%	-3.0%	12/31/2018	1.07	0	0	0.25%	-2.7%	12/31/2018	1.08	0	0	0.00%	-2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.1%
2021	1.9%
2020	3.0%
2019	2.8%
2018	3.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2015 Target Date Retirement Fund R6 Class - 06-CRW

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,642,258	$8,107,603	672,617
Receivables: investments sold	-
Payables: investments purchased	(41,684)
Net assets	$7,600,574

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,600,574	6,059,537	$1.25
Band 100	-	-	1.27
Band 75	-	-	1.29
Band 50	-	-	1.31
Band 25	-	-	1.33
Band 0	-	-	1.35
Total	$7,600,574	6,059,537

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$165,513
Mortality & expense charges			(71,257)
Net investment income (loss)			94,256

Gain (loss) on investments:
Net realized gain (loss)			(2,395)
Realized gain distributions			65,111
Net change in unrealized appreciation (depreciation)			(851,772)
Net gain (loss)			(789,056)

Increase (decrease) in net assets from operations			$(694,800)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$94,256	$33,355
Net realized gain (loss)		(2,395)	99,147
Realized gain distributions		65,111	185,281
Net change in unrealized appreciation (depreciation)		(851,772)	147,741

Increase (decrease) in net assets from operations		(694,800)	465,524

Contract owner transactions:
Proceeds from units sold		3,358,075	1,259,939
Cost of units redeemed		(767,606)	(1,061,791)
Account charges		(6,095)	(4,766)
Increase (decrease)		2,584,374	193,382
Net increase (decrease)		1,889,574	658,906
Net assets, beginning		5,711,000	5,052,094
Net assets, ending		$7,600,574	$5,711,000

Units sold		2,684,628	927,123
Units redeemed		(660,985)	(779,157)
Net increase (decrease)		2,023,643	147,966
Units outstanding, beginning		4,035,894	3,887,928
Units outstanding, ending		6,059,537	4,035,894

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$12,933,998
Cost of units redeemed/account charges			(5,842,277)
Net investment income (loss)			297,306
Net realized gain (loss)			224,252
Realized gain distributions			452,640
Net change in unrealized appreciation (depreciation)			(465,345)
Net assets			$7,600,574

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.25	6,060	$7,601	1.25%	-11.4%	12/31/2022	$1.27	0	$0	1.00%	-11.1%	12/31/2022	$1.29	0	$0	0.75%	-10.9%
12/31/2021	1.42	4,036	5,711	1.25%	8.9%	12/31/2021	1.43	0	0	1.00%	9.2%	12/31/2021	1.45	0	0	0.75%	9.4%
12/31/2020	1.30	3,888	5,052	1.25%	8.6%	12/31/2020	1.31	0	0	1.00%	8.9%	12/31/2020	1.33	0	0	0.75%	9.1%
12/31/2019	1.20	2,783	3,330	1.25%	13.5%	12/31/2019	1.21	0	0	1.00%	13.8%	12/31/2019	1.22	0	0	0.75%	14.1%
12/31/2018	1.05	2,589	2,729	1.25%	-3.9%	12/31/2018	1.06	0	0	1.00%	-3.7%	12/31/2018	1.07	0	0	0.75%	-3.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.31	0	$0	0.50%	-10.7%	12/31/2022	$1.33	0	$0	0.25%	-10.5%	12/31/2022	$1.35	0	$0	0.00%	-10.2%
12/31/2021	1.47	0	0	0.50%	9.7%	12/31/2021	1.49	0	0	0.25%	10.0%	12/31/2021	1.51	0	0	0.00%	10.3%
12/31/2020	1.34	0	0	0.50%	9.4%	12/31/2020	1.35	0	0	0.25%	9.7%	12/31/2020	1.37	0	0	0.00%	10.0%
12/31/2019	1.22	0	0	0.50%	14.4%	12/31/2019	1.23	0	0	0.25%	14.7%	12/31/2019	1.24	0	0	0.00%	14.9%
12/31/2018	1.07	0	0	0.50%	-3.2%	12/31/2018	1.08	0	0	0.25%	-3.0%	12/31/2018	1.08	0	0	0.00%	-2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.5%
2021	1.9%
2020	3.2%
2019	2.5%
2018	3.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2020 Target Date Retirement Fund R6 Class - 06-CRX

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$31,707,095	$35,138,899	2,432,558
Receivables: investments sold	-
Payables: investments purchased	(1,981,233)
Net assets	$29,725,862

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$29,725,862	23,150,622	$1.28
Band 100	-	-	1.30
Band 75	-	-	1.32
Band 50	-	-	1.34
Band 25	-	-	1.36
Band 0	-	-	1.39
Total	$29,725,862	23,150,622

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$808,317
Mortality & expense charges			(376,975)
Net investment income (loss)			431,342

Gain (loss) on investments:
Net realized gain (loss)			(255,957)
Realized gain distributions			408,100
Net change in unrealized appreciation (depreciation)			(4,591,281)
Net gain (loss)			(4,439,138)

Increase (decrease) in net assets from operations			$(4,007,796)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$431,342	$184,793
Net realized gain (loss)		(255,957)	523,115
Realized gain distributions		408,100	1,506,823
Net change in unrealized appreciation (depreciation)		(4,591,281)	73,918

Increase (decrease) in net assets from operations		(4,007,796)	2,288,649

Contract owner transactions:
Proceeds from units sold		10,765,108	16,519,363
Cost of units redeemed		(9,627,854)	(8,777,363)
Account charges		(25,165)	(18,140)
Increase (decrease)		1,112,089	7,723,860
Net increase (decrease)		(2,895,707)	10,012,509
Net assets, beginning		32,621,569	22,609,060
Net assets, ending		$29,725,862	$32,621,569

Units sold		8,423,342	15,066,021
Units redeemed		(7,600,157)	(9,646,448)
Net increase (decrease)		823,185	5,419,573
Units outstanding, beginning		22,327,437	16,907,864
Units outstanding, ending		23,150,622	22,327,437

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$60,496,323
Cost of units redeemed/account charges			(32,116,585)
Net investment income (loss)			1,301,386
Net realized gain (loss)			590,746
Realized gain distributions			2,885,796
Net change in unrealized appreciation (depreciation)			(3,431,804)
Net assets			$29,725,862

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.28	23,151	$29,726	1.25%	-12.1%	12/31/2022	$1.30	0	$0	1.00%	-11.9%	12/31/2022	$1.32	0	$0	0.75%	-11.7%
12/31/2021	1.46	22,327	32,622	1.25%	9.3%	12/31/2021	1.48	0	0	1.00%	9.5%	12/31/2021	1.50	0	0	0.75%	9.8%
12/31/2020	1.34	16,908	22,609	1.25%	9.6%	12/31/2020	1.35	0	0	1.00%	9.9%	12/31/2020	1.36	0	0	0.75%	10.2%
12/31/2019	1.22	14,890	18,164	1.25%	14.2%	12/31/2019	1.23	0	0	1.00%	14.4%	12/31/2019	1.24	0	0	0.75%	14.7%
12/31/2018	1.07	6,378	6,816	1.25%	-3.9%	12/31/2018	1.07	0	0	1.00%	-3.7%	12/31/2018	1.08	0	0	0.75%	-3.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.34	0	$0	0.50%	-11.5%	12/31/2022	$1.36	0	$0	0.25%	-11.2%	12/31/2022	$1.39	0	$0	0.00%	-11.0%
12/31/2021	1.52	0	0	0.50%	10.1%	12/31/2021	1.54	0	0	0.25%	10.4%	12/31/2021	1.56	0	0	0.00%	10.6%
12/31/2020	1.38	0	0	0.50%	10.4%	12/31/2020	1.39	0	0	0.25%	10.7%	12/31/2020	1.41	0	0	0.00%	11.0%
12/31/2019	1.25	0	0	0.50%	15.0%	12/31/2019	1.26	0	0	0.25%	15.3%	12/31/2019	1.27	0	0	0.00%	15.6%
12/31/2018	1.09	0	0	0.50%	-3.2%	12/31/2018	1.09	0	0	0.25%	-2.9%	12/31/2018	1.10	0	0	0.00%	-2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.6%
2021	1.9%
2020	2.8%
2019	3.0%
2018	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2025 Target Date Retirement Fund R6 Class - 06-CRY

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$45,530,523	$50,103,879	3,358,388
Receivables: investments sold	-
Payables: investments purchased	(91,525)
Net assets	$45,438,998

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$45,438,998	33,876,304	$1.34
Band 100	-	-	1.36
Band 75	-	-	1.38
Band 50	-	-	1.40
Band 25	-	-	1.43
Band 0	-	-	1.45
Total	$45,438,998	33,876,304

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,006,677
Mortality & expense charges			(523,309)
Net investment income (loss)			483,368

Gain (loss) on investments:
Net realized gain (loss)			(181,355)
Realized gain distributions			726,846
Net change in unrealized appreciation (depreciation)			(7,393,800)
Net gain (loss)			(6,848,309)

Increase (decrease) in net assets from operations			$(6,364,941)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$483,368	$149,938
Net realized gain (loss)		(181,355)	806,600
Realized gain distributions		726,846	2,209,645
Net change in unrealized appreciation (depreciation)		(7,393,800)	278,520

Increase (decrease) in net assets from operations		(6,364,941)	3,444,703

Contract owner transactions:
Proceeds from units sold		15,750,492	20,667,974
Cost of units redeemed		(9,660,566)	(9,201,974)
Account charges		(43,768)	(41,948)
Increase (decrease)		6,046,158	11,424,052
Net increase (decrease)		(318,783)	14,868,755
Net assets, beginning		45,757,781	30,889,026
Net assets, ending		$45,438,998	$45,757,781

Units sold		11,690,227	16,026,070
Units redeemed		(7,213,547)	(8,467,615)
Net increase (decrease)		4,476,680	7,558,455
Units outstanding, beginning		29,399,624	21,841,169
Units outstanding, ending		33,876,304	29,399,624

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$72,776,905
Cost of units redeemed/account charges			(29,099,494)
Net investment income (loss)			1,227,979
Net realized gain (loss)			951,934
Realized gain distributions			4,155,030
Net change in unrealized appreciation (depreciation)			(4,573,356)
Net assets			$45,438,998

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.34	33,876	$45,439	1.25%	-13.8%	12/31/2022	$1.36	0	$0	1.00%	-13.6%	12/31/2022	$1.38	0	$0	0.75%	-13.4%
12/31/2021	1.56	29,400	45,758	1.25%	10.1%	12/31/2021	1.58	0	0	1.00%	10.3%	12/31/2021	1.60	0	0	0.75%	10.6%
12/31/2020	1.41	21,841	30,889	1.25%	12.3%	12/31/2020	1.43	0	0	1.00%	12.5%	12/31/2020	1.44	0	0	0.75%	12.8%
12/31/2019	1.26	15,515	19,546	1.25%	16.4%	12/31/2019	1.27	0	0	1.00%	16.7%	12/31/2019	1.28	0	0	0.75%	17.0%
12/31/2018	1.08	7,835	8,481	1.25%	-4.7%	12/31/2018	1.09	0	0	1.00%	-4.4%	12/31/2018	1.09	0	0	0.75%	-4.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.40	0	$0	0.50%	-13.2%	12/31/2022	$1.43	0	$0	0.25%	-13.0%	12/31/2022	$1.45	0	$0	0.00%	-12.7%
12/31/2021	1.62	0	0	0.50%	10.9%	12/31/2021	1.64	0	0	0.25%	11.2%	12/31/2021	1.66	0	0	0.00%	11.4%
12/31/2020	1.46	0	0	0.50%	13.1%	12/31/2020	1.47	0	0	0.25%	13.4%	12/31/2020	1.49	0	0	0.00%	13.7%
12/31/2019	1.29	0	0	0.50%	17.3%	12/31/2019	1.30	0	0	0.25%	17.6%	12/31/2019	1.31	0	0	0.00%	17.9%
12/31/2018	1.10	0	0	0.50%	-4.0%	12/31/2018	1.10	0	0	0.25%	-3.7%	12/31/2018	1.11	0	0	0.00%	-3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.2%
2021	1.6%
2020	2.3%
2019	2.4%
2018	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2030 Target Date Retirement Fund R6 Class - 06-CTC

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$54,615,090	$59,520,232	3,710,042
Receivables: investments sold	-
Payables: investments purchased	(485,572)
Net assets	$54,129,518

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$54,129,518	38,613,991	$1.40
Band 100	-	-	1.42
Band 75	-	-	1.44
Band 50	-	-	1.47
Band 25	-	-	1.49
Band 0	-	-	1.51
Total	$54,129,518	38,613,991

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,086,146
Mortality & expense charges			(621,593)
Net investment income (loss)			464,553

Gain (loss) on investments:
Net realized gain (loss)			130,667
Realized gain distributions			1,326,189
Net change in unrealized appreciation (depreciation)			(10,203,880)
Net gain (loss)			(8,747,024)

Increase (decrease) in net assets from operations			$(8,282,471)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$464,553	$89,713
Net realized gain (loss)		130,667	874,894
Realized gain distributions		1,326,189	2,678,697
Net change in unrealized appreciation (depreciation)		(10,203,880)	1,114,242

Increase (decrease) in net assets from operations		(8,282,471)	4,757,546

Contract owner transactions:
Proceeds from units sold		16,804,291	20,388,579
Cost of units redeemed		(6,633,710)	(8,385,561)
Account charges		(47,150)	(34,976)
Increase (decrease)		10,123,431	11,968,042
Net increase (decrease)		1,840,960	16,725,588
Net assets, beginning		52,288,558	35,562,970
Net assets, ending		$54,129,518	$52,288,558

Units sold		11,659,577	14,296,267
Units redeemed		(4,540,240)	(6,739,505)
Net increase (decrease)		7,119,337	7,556,762
Units outstanding, beginning		31,494,654	23,937,892
Units outstanding, ending		38,613,991	31,494,654

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$82,003,389
Cost of units redeemed/account charges			(30,940,968)
Net investment income (loss)			1,024,634
Net realized gain (loss)			1,376,841
Realized gain distributions			5,570,764
Net change in unrealized appreciation (depreciation)			(4,905,142)
Net assets			$54,129,518

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.40	38,614	$54,130	1.25%	-15.6%	12/31/2022	$1.42	0	$0	1.00%	-15.4%	12/31/2022	$1.44	0	$0	0.75%	-15.1%
12/31/2021	1.66	31,495	52,289	1.25%	11.8%	12/31/2021	1.68	0	0	1.00%	12.0%	12/31/2021	1.70	0	0	0.75%	12.3%
12/31/2020	1.49	23,938	35,563	1.25%	13.7%	12/31/2020	1.50	0	0	1.00%	14.0%	12/31/2020	1.52	0	0	0.75%	14.3%
12/31/2019	1.31	14,396	18,806	1.25%	18.6%	12/31/2019	1.32	0	0	1.00%	18.9%	12/31/2019	1.33	0	0	0.75%	19.2%
12/31/2018	1.10	9,275	10,219	1.25%	-5.4%	12/31/2018	1.11	0	0	1.00%	-5.1%	12/31/2018	1.11	0	0	0.75%	-4.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.47	0	$0	0.50%	-14.9%	12/31/2022	$1.49	0	$0	0.25%	-14.7%	12/31/2022	$1.51	0	$0	0.00%	-14.5%
12/31/2021	1.72	0	0	0.50%	12.6%	12/31/2021	1.75	0	0	0.25%	12.9%	12/31/2021	1.77	0	0	0.00%	13.2%
12/31/2020	1.53	0	0	0.50%	14.6%	12/31/2020	1.55	0	0	0.25%	14.9%	12/31/2020	1.56	0	0	0.00%	15.2%
12/31/2019	1.34	0	0	0.50%	19.5%	12/31/2019	1.35	0	0	0.25%	19.8%	12/31/2019	1.36	0	0	0.00%	20.1%
12/31/2018	1.12	0	0	0.50%	-4.6%	12/31/2018	1.12	0	0	0.25%	-4.4%	12/31/2018	1.13	0	0	0.00%	-4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.0%
2021	1.4%
2020	2.1%
2019	2.0%
2018	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2035 Target Date Retirement Fund R6 Class - 06-CTF

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$49,341,831	$54,577,502	3,167,985
Receivables: investments sold	-
Payables: investments purchased	(111,334)
Net assets	$49,230,497

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$49,230,497	33,128,314	$1.49
Band 100	-	-	1.51
Band 75	-	-	1.53
Band 50	-	-	1.56
Band 25	-	-	1.58
Band 0	-	-	1.60
Total	$49,230,497	33,128,314

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$816,091
Mortality & expense charges			(569,525)
Net investment income (loss)			246,566

Gain (loss) on investments:
Net realized gain (loss)			(21,004)
Realized gain distributions			1,812,098
Net change in unrealized appreciation (depreciation)			(10,613,294)
Net gain (loss)			(8,822,200)

Increase (decrease) in net assets from operations			$(8,575,634)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$246,566	$80,732
Net realized gain (loss)		(21,004)	785,806
Realized gain distributions		1,812,098	1,985,443
Net change in unrealized appreciation (depreciation)		(10,613,294)	1,862,924

Increase (decrease) in net assets from operations		(8,575,634)	4,714,905

Contract owner transactions:
Proceeds from units sold		14,533,028	22,394,540
Cost of units redeemed		(5,189,055)	(8,044,468)
Account charges		(46,187)	(35,299)
Increase (decrease)		9,297,786	14,314,773
Net increase (decrease)		722,152	19,029,678
Net assets, beginning		48,508,345	29,478,667
Net assets, ending		$49,230,497	$48,508,345

Units sold		9,569,876	15,286,889
Units redeemed		(3,443,086)	(7,008,351)
Net increase (decrease)		6,126,790	8,278,538
Units outstanding, beginning		27,001,524	18,722,986
Units outstanding, ending		33,128,314	27,001,524

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$69,240,390
Cost of units redeemed/account charges			(21,815,239)
Net investment income (loss)			582,016
Net realized gain (loss)			1,088,600
Realized gain distributions			5,370,401
Net change in unrealized appreciation (depreciation)			(5,235,671)
Net assets			$49,230,497

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.49	33,128	$49,230	1.25%	-17.3%	12/31/2022	$1.51	0	$0	1.00%	-17.1%	12/31/2022	$1.53	0	$0	0.75%	-16.9%
12/31/2021	1.80	27,002	48,508	1.25%	14.1%	12/31/2021	1.82	0	0	1.00%	14.4%	12/31/2021	1.84	0	0	0.75%	14.7%
12/31/2020	1.57	18,723	29,479	1.25%	16.1%	12/31/2020	1.59	0	0	1.00%	16.4%	12/31/2020	1.61	0	0	0.75%	16.7%
12/31/2019	1.36	12,721	17,253	1.25%	21.8%	12/31/2019	1.37	0	0	1.00%	22.1%	12/31/2019	1.38	0	0	0.75%	22.4%
12/31/2018	1.11	8,139	9,066	1.25%	-6.3%	12/31/2018	1.12	0	0	1.00%	-6.1%	12/31/2018	1.13	0	0	0.75%	-5.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.56	0	$0	0.50%	-16.7%	12/31/2022	$1.58	0	$0	0.25%	-16.5%	12/31/2022	$1.60	0	$0	0.00%	-16.2%
12/31/2021	1.87	0	0	0.50%	15.0%	12/31/2021	1.89	0	0	0.25%	15.2%	12/31/2021	1.91	0	0	0.00%	15.5%
12/31/2020	1.62	0	0	0.50%	17.0%	12/31/2020	1.64	0	0	0.25%	17.3%	12/31/2020	1.66	0	0	0.00%	17.5%
12/31/2019	1.39	0	0	0.50%	22.7%	12/31/2019	1.40	0	0	0.25%	23.0%	12/31/2019	1.41	0	0	0.00%	23.3%
12/31/2018	1.13	0	0	0.50%	-5.6%	12/31/2018	1.14	0	0	0.25%	-5.4%	12/31/2018	1.14	0	0	0.00%	-5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.7%
2021	1.4%
2020	1.5%
2019	1.7%
2018	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2040 Target Date Retirement Fund R6 Class - 06-CTG

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$47,448,522	$52,217,495	2,937,928
Receivables: investments sold	-
Payables: investments purchased	(412,287)
Net assets	$47,036,235

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$47,036,235	31,079,926	$1.51
Band 100	-	-	1.54
Band 75	-	-	1.56
Band 50	-	-	1.58
Band 25	-	-	1.61
Band 0	-	-	1.63
Total	$47,036,235	31,079,926

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$625,287
Mortality & expense charges			(551,419)
Net investment income (loss)			73,868

Gain (loss) on investments:
Net realized gain (loss)			134,928
Realized gain distributions			2,317,643
Net change in unrealized appreciation (depreciation)			(11,543,979)
Net gain (loss)			(9,091,408)

Increase (decrease) in net assets from operations			$(9,017,540)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$73,868	$27,126
Net realized gain (loss)		134,928	967,185
Realized gain distributions		2,317,643	1,875,324
Net change in unrealized appreciation (depreciation)		(11,543,979)	2,257,170

Increase (decrease) in net assets from operations		(9,017,540)	5,126,805

Contract owner transactions:
Proceeds from units sold		13,915,380	19,459,417
Cost of units redeemed		(5,477,200)	(7,936,699)
Account charges		(50,593)	(41,048)
Increase (decrease)		8,387,587	11,481,670
Net increase (decrease)		(629,953)	16,608,475
Net assets, beginning		47,666,188	31,057,713
Net assets, ending		$47,036,235	$47,666,188

Units sold		9,040,433	11,850,449
Units redeemed		(3,608,091)	(5,483,478)
Net increase (decrease)		5,432,342	6,366,971
Units outstanding, beginning		25,647,584	19,280,613
Units outstanding, ending		31,079,926	25,647,584

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$66,759,595
Cost of units redeemed/account charges			(22,764,694)
Net investment income (loss)			293,373
Net realized gain (loss)			1,458,245
Realized gain distributions			6,058,689
Net change in unrealized appreciation (depreciation)			(4,768,973)
Net assets			$47,036,235

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.51	31,080	$47,036	1.25%	-18.6%	12/31/2022	$1.54	0	$0	1.00%	-18.4%	12/31/2022	$1.56	0	$0	0.75%	-18.2%
12/31/2021	1.86	25,648	47,666	1.25%	15.4%	12/31/2021	1.88	0	0	1.00%	15.7%	12/31/2021	1.91	0	0	0.75%	16.0%
12/31/2020	1.61	19,281	31,058	1.25%	17.3%	12/31/2020	1.63	0	0	1.00%	17.6%	12/31/2020	1.64	0	0	0.75%	17.9%
12/31/2019	1.37	14,726	20,223	1.25%	22.9%	12/31/2019	1.38	0	0	1.00%	23.2%	12/31/2019	1.39	0	0	0.75%	23.5%
12/31/2018	1.12	10,260	11,469	1.25%	-6.7%	12/31/2018	1.12	0	0	1.00%	-6.5%	12/31/2018	1.13	0	0	0.75%	-6.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.58	0	$0	0.50%	-18.0%	12/31/2022	$1.61	0	$0	0.25%	-17.8%	12/31/2022	$1.63	0	$0	0.00%	-17.5%
12/31/2021	1.93	0	0	0.50%	16.2%	12/31/2021	1.95	0	0	0.25%	16.5%	12/31/2021	1.98	0	0	0.00%	16.8%
12/31/2020	1.66	0	0	0.50%	18.2%	12/31/2020	1.68	0	0	0.25%	18.5%	12/31/2020	1.69	0	0	0.00%	18.8%
12/31/2019	1.41	0	0	0.50%	23.8%	12/31/2019	1.42	0	0	0.25%	24.1%	12/31/2019	1.43	0	0	0.00%	24.4%
12/31/2018	1.14	0	0	0.50%	-6.0%	12/31/2018	1.14	0	0	0.25%	-5.8%	12/31/2018	1.15	0	0	0.00%	-5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.3%
2021	1.2%
2020	1.2%
2019	1.6%
2018	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2045 Target Date Retirement Fund R6 Class - 06-CTH

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$43,593,170	$49,130,062	2,667,471
Receivables: investments sold	-
Payables: investments purchased	(86,710)
Net assets	$43,506,460

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$43,506,460	28,639,478	$1.52
Band 100	-	-	1.54
Band 75	-	-	1.57
Band 50	-	-	1.59
Band 25	-	-	1.61
Band 0	-	-	1.64
Total	$43,506,460	28,639,478

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$480,835
Mortality & expense charges			(509,244)
Net investment income (loss)			(28,409)

Gain (loss) on investments:
Net realized gain (loss)			43,736
Realized gain distributions			2,342,325
Net change in unrealized appreciation (depreciation)			(11,131,148)
Net gain (loss)			(8,745,087)

Increase (decrease) in net assets from operations			$(8,773,496)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(28,409)	$31,281
Net realized gain (loss)		43,736	824,685
Realized gain distributions		2,342,325	1,634,306
Net change in unrealized appreciation (depreciation)		(11,131,148)	2,050,233

Increase (decrease) in net assets from operations		(8,773,496)	4,540,505

Contract owner transactions:
Proceeds from units sold		12,736,650	21,161,056
Cost of units redeemed		(4,816,234)	(5,848,915)
Account charges		(36,168)	(27,096)
Increase (decrease)		7,884,248	15,285,045
Net increase (decrease)		(889,248)	19,825,550
Net assets, beginning		44,395,708	24,570,158
Net assets, ending		$43,506,460	$44,395,708

Units sold		8,162,452	12,513,567
Units redeemed		(3,136,783)	(4,023,262)
Net increase (decrease)		5,025,669	8,490,305
Units outstanding, beginning		23,613,809	15,123,504
Units outstanding, ending		28,639,478	23,613,809

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$59,982,797
Cost of units redeemed/account charges			(17,541,957)
Net investment income (loss)			106,674
Net realized gain (loss)			1,229,645
Realized gain distributions			5,266,193
Net change in unrealized appreciation (depreciation)			(5,536,892)
Net assets			$43,506,460

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.52	28,639	$43,506	1.25%	-19.2%	12/31/2022	$1.54	0	$0	1.00%	-19.0%	12/31/2022	$1.57	0	$0	0.75%	-18.8%
12/31/2021	1.88	23,614	44,396	1.25%	15.7%	12/31/2021	1.90	0	0	1.00%	16.0%	12/31/2021	1.93	0	0	0.75%	16.3%
12/31/2020	1.62	15,124	24,570	1.25%	17.7%	12/31/2020	1.64	0	0	1.00%	18.0%	12/31/2020	1.66	0	0	0.75%	18.3%
12/31/2019	1.38	9,908	13,673	1.25%	23.1%	12/31/2019	1.39	0	0	1.00%	23.4%	12/31/2019	1.40	0	0	0.75%	23.8%
12/31/2018	1.12	5,956	6,674	1.25%	-6.8%	12/31/2018	1.13	0	0	1.00%	-6.5%	12/31/2018	1.13	0	0	0.75%	-6.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.59	0	$0	0.50%	-18.6%	12/31/2022	$1.61	0	$0	0.25%	-18.4%	12/31/2022	$1.64	0	$0	0.00%	-18.2%
12/31/2021	1.95	0	0	0.50%	16.6%	12/31/2021	1.98	0	0	0.25%	16.9%	12/31/2021	2.00	0	0	0.00%	17.2%
12/31/2020	1.67	0	0	0.50%	18.6%	12/31/2020	1.69	0	0	0.25%	18.9%	12/31/2020	1.71	0	0	0.00%	19.2%
12/31/2019	1.41	0	0	0.50%	24.1%	12/31/2019	1.42	0	0	0.25%	24.4%	12/31/2019	1.43	0	0	0.00%	24.7%
12/31/2018	1.14	0	0	0.50%	-6.1%	12/31/2018	1.14	0	0	0.25%	-5.8%	12/31/2018	1.15	0	0	0.00%	-5.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.1%
2021	1.2%
2020	1.2%
2019	1.6%
2018	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2050 Target Date Retirement Fund R6 Class - 06-CTJ

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$36,908,801	$41,361,537	2,291,525
Receivables: investments sold	-
Payables: investments purchased	(404,797)
Net assets	$36,504,004

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$36,504,004	24,078,062	$1.52
Band 100	-	-	1.54
Band 75	-	-	1.56
Band 50	-	-	1.59
Band 25	-	-	1.61
Band 0	-	-	1.64
Total	$36,504,004	24,078,062

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$368,849
Mortality & expense charges			(413,021)
Net investment income (loss)			(44,172)

Gain (loss) on investments:
Net realized gain (loss)			100,431
Realized gain distributions			2,129,337
Net change in unrealized appreciation (depreciation)			(9,358,187)
Net gain (loss)			(7,128,419)

Increase (decrease) in net assets from operations			$(7,172,591)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(44,172)	$28,073
Net realized gain (loss)		100,431	484,186
Realized gain distributions		2,129,337	1,180,574
Net change in unrealized appreciation (depreciation)		(9,358,187)	1,870,710

Increase (decrease) in net assets from operations		(7,172,591)	3,563,543

Contract owner transactions:
Proceeds from units sold		14,789,158	15,268,016
Cost of units redeemed		(5,593,336)	(4,072,522)
Account charges		(38,151)	(24,430)
Increase (decrease)		9,157,671	11,171,064
Net increase (decrease)		1,985,080	14,734,607
Net assets, beginning		34,518,924	19,784,317
Net assets, ending		$36,504,004	$34,518,924

Units sold		9,460,957	8,506,874
Units redeemed		(3,620,427)	(2,374,839)
Net increase (decrease)		5,840,530	6,132,035
Units outstanding, beginning		18,237,532	12,105,497
Units outstanding, ending		24,078,062	18,237,532

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$50,315,011
Cost of units redeemed/account charges			(14,531,981)
Net investment income (loss)			41,768
Net realized gain (loss)			769,558
Realized gain distributions			4,362,384
Net change in unrealized appreciation (depreciation)			(4,452,736)
Net assets			$36,504,004

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.52	24,078	$36,504	1.25%	-19.9%	12/31/2022	$1.54	0	$0	1.00%	-19.7%	12/31/2022	$1.56	0	$0	0.75%	-19.5%
12/31/2021	1.89	18,238	34,519	1.25%	15.8%	12/31/2021	1.92	0	0	1.00%	16.1%	12/31/2021	1.94	0	0	0.75%	16.4%
12/31/2020	1.63	12,105	19,784	1.25%	17.9%	12/31/2020	1.65	0	0	1.00%	18.2%	12/31/2020	1.67	0	0	0.75%	18.5%
12/31/2019	1.39	8,663	12,004	1.25%	23.5%	12/31/2019	1.40	0	0	1.00%	23.8%	12/31/2019	1.41	0	0	0.75%	24.1%
12/31/2018	1.12	4,306	4,832	1.25%	-6.8%	12/31/2018	1.13	0	0	1.00%	-6.6%	12/31/2018	1.13	0	0	0.75%	-6.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.59	0	$0	0.50%	-19.3%	12/31/2022	$1.61	0	$0	0.25%	-19.1%	12/31/2022	$1.64	0	$0	0.00%	-18.9%
12/31/2021	1.97	0	0	0.50%	16.7%	12/31/2021	1.99	0	0	0.25%	17.0%	12/31/2021	2.02	0	0	0.00%	17.3%
12/31/2020	1.68	0	0	0.50%	18.8%	12/31/2020	1.70	0	0	0.25%	19.1%	12/31/2020	1.72	0	0	0.00%	19.4%
12/31/2019	1.42	0	0	0.50%	24.4%	12/31/2019	1.43	0	0	0.25%	24.7%	12/31/2019	1.44	0	0	0.00%	25.0%
12/31/2018	1.14	0	0	0.50%	-6.1%	12/31/2018	1.15	0	0	0.25%	-5.8%	12/31/2018	1.15	0	0	0.00%	-5.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.0%
2021	1.3%
2020	1.1%
2019	1.6%
2018	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2055 Target Date Retirement Fund R6 Class - 06-CTK

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$25,228,797	$28,933,675	1,257,988
Receivables: investments sold	-
Payables: investments purchased	(106,758)
Net assets	$25,122,039

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$25,122,039	16,700,285	$1.50
Band 100	-	-	1.53
Band 75	-	-	1.55
Band 50	-	-	1.57
Band 25	-	-	1.60
Band 0	-	-	1.62
Total	$25,122,039	16,700,285

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$208,410
Mortality & expense charges			(268,010)
Net investment income (loss)			(59,600)

Gain (loss) on investments:
Net realized gain (loss)			35,034
Realized gain distributions			1,417,304
Net change in unrealized appreciation (depreciation)			(6,100,719)
Net gain (loss)			(4,648,381)

Increase (decrease) in net assets from operations			$(4,707,981)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(59,600)	$25,635
Net realized gain (loss)		35,034	493,179
Realized gain distributions		1,417,304	707,194
Net change in unrealized appreciation (depreciation)		(6,100,719)	731,628

Increase (decrease) in net assets from operations		(4,707,981)	1,957,636

Contract owner transactions:
Proceeds from units sold		11,121,126	12,287,286
Cost of units redeemed		(2,575,836)	(3,730,357)
Account charges		(24,829)	(15,247)
Increase (decrease)		8,520,461	8,541,682
Net increase (decrease)		3,812,480	10,499,318
Net assets, beginning		21,309,559	10,810,241
Net assets, ending		$25,122,039	$21,309,559

Units sold		7,102,300	6,813,446
Units redeemed		(1,664,234)	(2,168,317)
Net increase (decrease)		5,438,066	4,645,129
Units outstanding, beginning		11,262,219	6,617,090
Units outstanding, ending		16,700,285	11,262,219

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$34,946,680
Cost of units redeemed/account charges			(9,508,031)
Net investment income (loss)			(10,574)
Net realized gain (loss)			743,251
Realized gain distributions			2,655,591
Net change in unrealized appreciation (depreciation)			(3,704,878)
Net assets			$25,122,039

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.50	16,700	$25,122	1.25%	-20.5%	12/31/2022	$1.53	0	$0	1.00%	-20.3%	12/31/2022	$1.55	0	$0	0.75%	-20.1%
12/31/2021	1.89	11,262	21,310	1.25%	15.8%	12/31/2021	1.92	0	0	1.00%	16.1%	12/31/2021	1.94	0	0	0.75%	16.4%
12/31/2020	1.63	6,617	10,810	1.25%	17.9%	12/31/2020	1.65	0	0	1.00%	18.2%	12/31/2020	1.67	0	0	0.75%	18.5%
12/31/2019	1.39	4,473	6,198	1.25%	23.5%	12/31/2019	1.40	0	0	1.00%	23.8%	12/31/2019	1.41	0	0	0.75%	24.2%
12/31/2018	1.12	2,316	2,597	1.25%	-6.8%	12/31/2018	1.13	0	0	1.00%	-6.6%	12/31/2018	1.13	0	0	0.75%	-6.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.57	0	$0	0.50%	-19.9%	12/31/2022	$1.60	0	$0	0.25%	-19.7%	12/31/2022	$1.62	0	$0	0.00%	-19.5%
12/31/2021	1.97	0	0	0.50%	16.7%	12/31/2021	1.99	0	0	0.25%	17.0%	12/31/2021	2.02	0	0	0.00%	17.3%
12/31/2020	1.68	0	0	0.50%	18.8%	12/31/2020	1.70	0	0	0.25%	19.1%	12/31/2020	1.72	0	0	0.00%	19.4%
12/31/2019	1.42	0	0	0.50%	24.5%	12/31/2019	1.43	0	0	0.25%	24.8%	12/31/2019	1.44	0	0	0.00%	25.1%
12/31/2018	1.14	0	0	0.50%	-6.1%	12/31/2018	1.14	0	0	0.25%	-5.9%	12/31/2018	1.15	0	0	0.00%	-5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.9%
2021	1.2%
2020	1.1%
2019	1.5%
2018	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2060 Target Date Retirement Fund R6 Class - 06-CTM

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,924,933	$11,296,836	726,426
Receivables: investments sold	-
Payables: investments purchased	(125,447)
Net assets	$9,799,486

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,799,486	6,535,417	$1.50
Band 100	-	-	1.52
Band 75	-	-	1.55
Band 50	-	-	1.57
Band 25	-	-	1.59
Band 0	-	-	1.62
Total	$9,799,486	6,535,417

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$78,133
Mortality & expense charges			(99,813)
Net investment income (loss)			(21,680)

Gain (loss) on investments:
Net realized gain (loss)			(6,460)
Realized gain distributions			507,132
Net change in unrealized appreciation (depreciation)			(2,186,489)
Net gain (loss)			(1,685,817)

Increase (decrease) in net assets from operations			$(1,707,497)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(21,680)	$7,556
Net realized gain (loss)		(6,460)	285,720
Realized gain distributions		507,132	199,242
Net change in unrealized appreciation (depreciation)		(2,186,489)	211,537

Increase (decrease) in net assets from operations		(1,707,497)	704,055

Contract owner transactions:
Proceeds from units sold		5,484,589	5,095,590
Cost of units redeemed		(1,461,895)	(1,893,321)
Account charges		(16,850)	(11,384)
Increase (decrease)		4,005,844	3,190,885
Net increase (decrease)		2,298,347	3,894,940
Net assets, beginning		7,501,139	3,606,199
Net assets, ending		$9,799,486	$7,501,139

Units sold		3,530,548	2,877,411
Units redeemed		(964,391)	(1,116,676)
Net increase (decrease)		2,566,157	1,760,735
Units outstanding, beginning		3,969,260	2,208,525
Units outstanding, ending		6,535,417	3,969,260

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$14,290,535
Cost of units redeemed/account charges			(4,230,413)
Net investment income (loss)			(9,662)
Net realized gain (loss)			302,745
Realized gain distributions			818,184
Net change in unrealized appreciation (depreciation)			(1,371,903)
Net assets			$9,799,486

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.50	6,535	$9,799	1.25%	-20.7%	12/31/2022	$1.52	0	$0	1.00%	-20.5%	12/31/2022	$1.55	0	$0	0.75%	-20.3%
12/31/2021	1.89	3,969	7,501	1.25%	15.7%	12/31/2021	1.91	0	0	1.00%	16.0%	12/31/2021	1.94	0	0	0.75%	16.3%
12/31/2020	1.63	2,209	3,606	1.25%	18.0%	12/31/2020	1.65	0	0	1.00%	18.3%	12/31/2020	1.67	0	0	0.75%	18.6%
12/31/2019	1.38	1,041	1,441	1.25%	23.5%	12/31/2019	1.39	0	0	1.00%	23.8%	12/31/2019	1.41	0	0	0.75%	24.1%
12/31/2018	1.12	315	353	1.25%	-6.8%	12/31/2018	1.13	0	0	1.00%	-6.6%	12/31/2018	1.13	0	0	0.75%	-6.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.57	0	$0	0.50%	-20.1%	12/31/2022	$1.59	0	$0	0.25%	-19.9%	12/31/2022	$1.62	0	$0	0.00%	-19.7%
12/31/2021	1.96	0	0	0.50%	16.6%	12/31/2021	1.99	0	0	0.25%	16.9%	12/31/2021	2.01	0	0	0.00%	17.2%
12/31/2020	1.68	0	0	0.50%	18.8%	12/31/2020	1.70	0	0	0.25%	19.1%	12/31/2020	1.72	0	0	0.00%	19.4%
12/31/2019	1.42	0	0	0.50%	24.4%	12/31/2019	1.43	0	0	0.25%	24.7%	12/31/2019	1.44	0	0	0.00%	25.0%
12/31/2018	1.14	0	0	0.50%	-6.1%	12/31/2018	1.14	0	0	0.25%	-5.9%	12/31/2018	1.15	0	0	0.00%	-5.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.9%
2021	1.3%
2020	1.2%
2019	1.6%
2018	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2065 Target Date Retirement Fund R Class - 06-4R4

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,602,569	$1,789,130	123,795
Receivables: investments sold	11,720
Payables: investments purchased	-
Net assets	$1,614,289

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,614,289	1,566,103	$1.03
Band 100	-	-	1.04
Band 75	-	-	1.04
Band 50	-	-	1.05
Band 25	-	-	1.05
Band 0	-	-	1.06
Total	$1,614,289	1,566,103

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$11,981
Mortality & expense charges			(14,976)
Net investment income (loss)			(2,995)

Gain (loss) on investments:
Net realized gain (loss)			(13,047)
Realized gain distributions			47,214
Net change in unrealized appreciation (depreciation)			(279,931)
Net gain (loss)			(245,764)

Increase (decrease) in net assets from operations			$(248,759)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,995)	$(1,429)
Net realized gain (loss)		(13,047)	351
Realized gain distributions		47,214	8,541
Net change in unrealized appreciation (depreciation)		(279,931)	91,340

Increase (decrease) in net assets from operations		(248,759)	98,803

Contract owner transactions:
Proceeds from units sold		965,835	731,785
Cost of units redeemed		(200,022)	(19,007)
Account charges		(7,499)	(3,547)
Increase (decrease)		758,314	709,231
Net increase (decrease)		509,555	808,034
Net assets, beginning		1,104,734	296,700
Net assets, ending		$1,614,289	$1,104,734

Units sold		972,243	603,855
Units redeemed		(256,689)	(17,987)
Net increase (decrease)		715,554	585,868
Units outstanding, beginning		850,549	264,681
Units outstanding, ending		1,566,103	850,549

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,992,689
Cost of units redeemed/account charges			(230,445)
Net investment income (loss)			(4,453)
Net realized gain (loss)			(12,696)
Realized gain distributions			55,755
Net change in unrealized appreciation (depreciation)			(186,561)
Net assets			$1,614,289

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.03	1,566	$1,614	1.25%	-20.6%	12/31/2022	$1.04	0	$0	1.00%	-20.4%	12/31/2022	$1.04	0	$0	0.75%	-20.2%
12/31/2021	1.30	851	1,105	1.25%	15.9%	12/31/2021	1.30	0	0	1.00%	16.2%	12/31/2021	1.31	0	0	0.75%	16.4%
12/31/2020	1.12	265	297	1.25%	12.1%	12/31/2020	1.12	0	0	1.00%	12.1%	12/31/2020	1.12	0	0	0.75%	12.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.05	0	$0	0.50%	-20.0%	12/31/2022	$1.05	0	$0	0.25%	-19.8%	12/31/2022	$1.06	0	$0	0.00%	-19.6%
12/31/2021	1.31	0	0	0.50%	16.7%	12/31/2021	1.31	0	0	0.25%	17.0%	12/31/2021	1.32	0	0	0.00%	17.3%
12/31/2020	1.12	0	0	0.50%	12.2%	12/31/2020	1.12	0	0	0.25%	12.3%	12/31/2020	1.12	0	0	0.00%	12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.9%
2021	1.2%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2065 Target Date Retirement Fund R Class - 06-4R3

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$121,055	$127,209	9,301
Receivables: investments sold	-
Payables: investments purchased	(226)
Net assets	$120,829

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$120,829	118,068	$1.02
Band 100	-	-	1.03
Band 75	-	-	1.03
Band 50	-	-	1.04
Band 25	-	-	1.05
Band 0	-	-	1.05
Total	$120,829	118,068

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$587
Mortality & expense charges			(655)
Net investment income (loss)			(68)

Gain (loss) on investments:
Net realized gain (loss)			(5,426)
Realized gain distributions			3,587
Net change in unrealized appreciation (depreciation)			(6,605)
Net gain (loss)			(8,444)

Increase (decrease) in net assets from operations			$(8,512)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(68)	$30
Net realized gain (loss)		(5,426)	498
Realized gain distributions		3,587	250
Net change in unrealized appreciation (depreciation)		(6,605)	449

Increase (decrease) in net assets from operations		(8,512)	1,227

Contract owner transactions:
Proceeds from units sold		136,714	42,089
Cost of units redeemed		(39,562)	(9,112)
Account charges		(1,541)	(678)
Increase (decrease)		95,611	32,299
Net increase (decrease)		87,099	33,526
Net assets, beginning		33,730	204
Net assets, ending		$120,829	$33,730

Units sold		130,360	34,055
Units redeemed		(38,358)	(8,171)
Net increase (decrease)		92,002	25,884
Units outstanding, beginning		26,066	182
Units outstanding, ending		118,068	26,066

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$179,005
Cost of units redeemed/account charges			(50,893)
Net investment income (loss)			(38)
Net realized gain (loss)			(4,928)
Realized gain distributions			3,837
Net change in unrealized appreciation (depreciation)			(6,154)
Net assets			$120,829

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.02	118	$121	1.25%	-20.9%	12/31/2022	$1.03	0	$0	1.00%	-20.7%	12/31/2022	$1.03	0	$0	0.75%	-20.5%
12/31/2021	1.29	26	34	1.25%	15.4%	12/31/2021	1.30	0	0	1.00%	15.7%	12/31/2021	1.30	0	0	0.75%	16.0%
12/31/2020	1.12	0	0	1.25%	12.1%	12/31/2020	1.12	0	0	1.00%	12.1%	12/31/2020	1.12	0	0	0.75%	12.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.04	0	$0	0.50%	-20.3%	12/31/2022	$1.05	0	$0	0.25%	-20.1%	12/31/2022	$1.05	0	$0	0.00%	-19.9%
12/31/2021	1.31	0	0	0.50%	16.3%	12/31/2021	1.31	0	0	0.25%	16.6%	12/31/2021	1.31	0	0	0.00%	16.9%
12/31/2020	1.12	0	0	0.50%	12.2%	12/31/2020	1.12	0	0	0.25%	12.3%	12/31/2020	1.12	0	0	0.00%	12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.8%
2021	1.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2065 Target Date Retirement Fund R Class - 06-4PY

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$256,748	$264,582	19,852
Receivables: investments sold	341
Payables: investments purchased	-
Net assets	$257,089

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$257,089	252,999	$1.02
Band 100	-	-	1.02
Band 75	-	-	1.03
Band 50	-	-	1.03
Band 25	-	-	1.04
Band 0	-	-	1.04
Total	$257,089	252,999

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$736
Mortality & expense charges			(1,906)
Net investment income (loss)			(1,170)

Gain (loss) on investments:
Net realized gain (loss)			(19,036)
Realized gain distributions			7,790
Net change in unrealized appreciation (depreciation)			(9,968)
Net gain (loss)			(21,214)

Increase (decrease) in net assets from operations			$(22,384)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,170)	$(154)
Net realized gain (loss)		(19,036)	4,326
Realized gain distributions		7,790	587
Net change in unrealized appreciation (depreciation)		(9,968)	2,132

Increase (decrease) in net assets from operations		(22,384)	6,891

Contract owner transactions:
Proceeds from units sold		333,412	465,464
Cost of units redeemed		(128,298)	(395,696)
Account charges		(1,846)	(640)
Increase (decrease)		203,268	69,128
Net increase (decrease)		180,884	76,019
Net assets, beginning		76,205	186
Net assets, ending		$257,089	$76,205

Units sold		325,633	395,721
Units redeemed		(131,744)	(336,777)
Net increase (decrease)		193,889	58,944
Units outstanding, beginning		59,110	166
Units outstanding, ending		252,999	59,110

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$799,060
Cost of units redeemed/account charges			(526,480)
Net investment income (loss)			(1,324)
Net realized gain (loss)			(14,710)
Realized gain distributions			8,377
Net change in unrealized appreciation (depreciation)			(7,834)
Net assets			$257,089

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.02	253	$257	1.25%	-21.2%	12/31/2022	$1.02	0	$0	1.00%	-21.0%	12/31/2022	$1.03	0	$0	0.75%	-20.8%
12/31/2021	1.29	59	76	1.25%	15.1%	12/31/2021	1.29	0	0	1.00%	15.4%	12/31/2021	1.30	0	0	0.75%	15.6%
12/31/2020	1.12	0	0	1.25%	12.0%	12/31/2020	1.12	0	0	1.00%	12.1%	12/31/2020	1.12	0	0	0.75%	12.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.03	0	$0	0.50%	-20.6%	12/31/2022	$1.04	0	$0	0.25%	-20.4%	12/31/2022	$1.04	0	$0	0.00%	-20.2%
12/31/2021	1.30	0	0	0.50%	15.9%	12/31/2021	1.30	0	0	0.25%	16.2%	12/31/2021	1.31	0	0	0.00%	16.5%
12/31/2020	1.12	0	0	0.50%	12.2%	12/31/2020	1.12	0	0	0.25%	12.2%	12/31/2020	1.12	0	0	0.00%	12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.4%
2021	0.6%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds AMCAP Fund R6 Class - 06-CTN

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,201,364	$3,804,630	105,071
Receivables: investments sold	33,782
Payables: investments purchased	-
Net assets	$3,235,146

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,235,146	2,138,182	$1.51
Band 100	-	-	1.54
Band 75	-	-	1.56
Band 50	-	-	1.58
Band 25	-	-	1.61
Band 0	-	-	1.63
Total	$3,235,146	2,138,182

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(45,765)
Net investment income (loss)			(45,765)

Gain (loss) on investments:
Net realized gain (loss)			(45,693)
Realized gain distributions			236,273
Net change in unrealized appreciation (depreciation)			(1,560,118)
Net gain (loss)			(1,369,538)

Increase (decrease) in net assets from operations			$(1,415,303)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(45,765)	$(52,888)
Net realized gain (loss)		(45,693)	258,166
Realized gain distributions		236,273	262,753
Net change in unrealized appreciation (depreciation)		(1,560,118)	367,929

Increase (decrease) in net assets from operations		(1,415,303)	835,960

Contract owner transactions:
Proceeds from units sold		528,723	1,307,226
Cost of units redeemed		(598,098)	(1,188,153)
Account charges		(5,187)	(7,453)
Increase (decrease)		(74,562)	111,620
Net increase (decrease)		(1,489,865)	947,580
Net assets, beginning		4,725,011	3,777,431
Net assets, ending		$3,235,146	$4,725,011

Units sold		303,707	655,995
Units redeemed		(369,764)	(610,915)
Net increase (decrease)		(66,057)	45,080
Units outstanding, beginning		2,204,239	2,159,159
Units outstanding, ending		2,138,182	2,204,239

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$13,297,534
Cost of units redeemed/account charges			(11,685,054)
Net investment income (loss)			(208,036)
Net realized gain (loss)			675,811
Realized gain distributions			1,758,157
Net change in unrealized appreciation (depreciation)			(603,266)
Net assets			$3,235,146

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.51	2,138	$3,235	1.25%	-29.4%	12/31/2022	$1.54	0	$0	1.00%	-29.2%	12/31/2022	$1.56	0	$0	0.75%	-29.1%
12/31/2021	2.14	2,204	4,725	1.25%	22.5%	12/31/2021	2.17	0	0	1.00%	22.8%	12/31/2021	2.20	0	0	0.75%	23.1%
12/31/2020	1.75	2,159	3,777	1.25%	20.3%	12/31/2020	1.77	0	0	1.00%	20.6%	12/31/2020	1.79	0	0	0.75%	20.9%
12/31/2019	1.45	5,824	8,471	1.25%	25.2%	12/31/2019	1.47	0	0	1.00%	25.5%	12/31/2019	1.48	0	0	0.75%	25.8%
12/31/2018	1.16	6,215	7,223	1.25%	-2.8%	12/31/2018	1.17	0	0	1.00%	-2.6%	12/31/2018	1.17	0	0	0.75%	-2.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.58	0	$0	0.50%	-28.9%	12/31/2022	$1.61	0	$0	0.25%	-28.7%	12/31/2022	$1.63	0	$0	0.00%	-28.5%
12/31/2021	2.23	0	0	0.50%	23.4%	12/31/2021	2.25	0	0	0.25%	23.8%	12/31/2021	2.28	0	0	0.00%	24.1%
12/31/2020	1.80	0	0	0.50%	21.2%	12/31/2020	1.82	0	0	0.25%	21.5%	12/31/2020	1.84	0	0	0.00%	21.8%
12/31/2019	1.49	0	0	0.50%	26.1%	12/31/2019	1.50	0	0	0.25%	26.4%	12/31/2019	1.51	0	0	0.00%	26.7%
12/31/2018	1.18	0	0	0.50%	-2.1%	12/31/2018	1.19	0	0	0.25%	-1.8%	12/31/2018	1.19	0	0	0.00%	-1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.3%
2019	0.8%
2018	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds American Balanced Fund R6 Class - 06-CTP

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$67,411,925	$69,478,383	2,342,258
Receivables: investments sold	-
Payables: investments purchased	(25,136)
Net assets	$67,386,789

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$63,858,586	44,807,792	$1.43
Band 100	-	-	1.45
Band 75	1,520,815	1,035,264	1.47
Band 50	-	-	1.49
Band 25	-	-	1.51
Band 0	2,007,388	1,305,764	1.54
Total	$67,386,789	47,148,820

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,335,614
Mortality & expense charges			(828,549)
Net investment income (loss)			507,065

Gain (loss) on investments:
Net realized gain (loss)			199,450
Realized gain distributions			410,160
Net change in unrealized appreciation (depreciation)			(11,083,539)
Net gain (loss)			(10,473,929)

Increase (decrease) in net assets from operations			$(9,966,864)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$507,065	$208,307
Net realized gain (loss)		199,450	2,266,153
Realized gain distributions		410,160	2,088,257
Net change in unrealized appreciation (depreciation)		(11,083,539)	3,895,765

Increase (decrease) in net assets from operations		(9,966,864)	8,458,482

Contract owner transactions:
Proceeds from units sold		15,511,889	31,541,577
Cost of units redeemed		(15,019,916)	(17,654,529)
Account charges		(39,938)	(30,296)
Increase (decrease)		452,035	13,856,752
Net increase (decrease)		(9,514,829)	22,315,234
Net assets, beginning		76,901,618	54,586,384
Net assets, ending		$67,386,789	$76,901,618

Units sold		11,700,520	21,183,355
Units redeemed		(11,427,702)	(12,467,111)
Net increase (decrease)		272,818	8,716,244
Units outstanding, beginning		46,876,002	38,159,758
Units outstanding, ending		47,148,820	46,876,002

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$136,948,057
Cost of units redeemed/account charges			(78,155,514)
Net investment income (loss)			1,652,923
Net realized gain (loss)			2,920,848
Realized gain distributions			6,086,933
Net change in unrealized appreciation (depreciation)			(2,066,458)
Net assets			$67,386,789

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.43	44,808	$63,859	1.25%	-12.9%	12/31/2022	$1.45	0	$0	1.00%	-12.7%	12/31/2022	$1.47	1,035	$1,521	0.75%	-12.5%
12/31/2021	1.64	44,543	72,901	1.25%	14.7%	12/31/2021	1.66	0	0	1.00%	15.0%	12/31/2021	1.68	1,021	1,715	0.75%	15.2%
12/31/2020	1.43	35,879	51,207	1.25%	9.8%	12/31/2020	1.44	0	0	1.00%	10.1%	12/31/2020	1.46	1,018	1,483	0.75%	10.4%
12/31/2019	1.30	28,757	37,367	1.25%	18.1%	12/31/2019	1.31	0	0	1.00%	18.4%	12/31/2019	1.32	866	1,143	0.75%	18.7%
12/31/2018	1.10	24,219	26,654	1.25%	-3.6%	12/31/2018	1.11	0	0	1.00%	-3.4%	12/31/2018	1.11	819	911	0.75%	-3.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.49	0	$0	0.50%	-12.3%	12/31/2022	$1.51	0	$0	0.25%	-12.0%	12/31/2022	$1.54	1,306	$2,007	0.00%	-11.8%
12/31/2021	1.70	0	0	0.50%	15.5%	12/31/2021	1.72	0	0	0.25%	15.8%	12/31/2021	1.74	1,311	2,286	0.00%	16.1%
12/31/2020	1.47	0	0	0.50%	10.7%	12/31/2020	1.49	0	0	0.25%	10.9%	12/31/2020	1.50	1,263	1,896	0.00%	11.2%
12/31/2019	1.33	0	0	0.50%	19.0%	12/31/2019	1.34	0	0	0.25%	19.3%	12/31/2019	1.35	1,018	1,375	0.00%	19.6%
12/31/2018	1.12	0	0	0.50%	-2.9%	12/31/2018	1.12	0	0	0.25%	-2.7%	12/31/2018	1.13	792	894	0.00%	-2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.9%
2021	1.4%
2020	1.8%
2019	2.2%
2018	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Capital World Growth and Income Fund R6 Class - 06-CTR

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,768,880	$13,306,237	247,407
Receivables: investments sold	-
Payables: investments purchased	(12,545)
Net assets	$12,756,335

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,756,335	8,809,727	$1.45
Band 100	-	-	1.47
Band 75	-	-	1.49
Band 50	-	-	1.52
Band 25	-	-	1.54
Band 0	-	-	1.56
Total	$12,756,335	8,809,727

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$314,338
Mortality & expense charges			(172,817)
Net investment income (loss)			141,521

Gain (loss) on investments:
Net realized gain (loss)			(44,895)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(3,206,330)
Net gain (loss)			(3,251,225)

Increase (decrease) in net assets from operations			$(3,109,704)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$141,521	$106,152
Net realized gain (loss)		(44,895)	422,732
Realized gain distributions		-	853,941
Net change in unrealized appreciation (depreciation)		(3,206,330)	445,793

Increase (decrease) in net assets from operations		(3,109,704)	1,828,618

Contract owner transactions:
Proceeds from units sold		3,132,837	5,523,679
Cost of units redeemed		(4,676,586)	(2,534,395)
Account charges		(9,080)	(9,942)
Increase (decrease)		(1,552,829)	2,979,342
Net increase (decrease)		(4,662,533)	4,807,960
Net assets, beginning		17,418,868	12,610,908
Net assets, ending		$12,756,335	$17,418,868

Units sold		2,152,782	3,274,798
Units redeemed		(3,203,247)	(1,532,408)
Net increase (decrease)		(1,050,465)	1,742,390
Units outstanding, beginning		9,860,192	8,117,802
Units outstanding, ending		8,809,727	9,860,192

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$26,912,411
Cost of units redeemed/account charges			(15,819,684)
Net investment income (loss)			469,451
Net realized gain (loss)			363,361
Realized gain distributions			1,368,153
Net change in unrealized appreciation (depreciation)			(537,357)
Net assets			$12,756,335

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.45	8,810	$12,756	1.25%	-18.0%	12/31/2022	$1.47	0	$0	1.00%	-17.8%	12/31/2022	$1.49	0	$0	0.75%	-17.6%
12/31/2021	1.77	9,860	17,419	1.25%	13.7%	12/31/2021	1.79	0	0	1.00%	14.0%	12/31/2021	1.81	0	0	0.75%	14.3%
12/31/2020	1.55	8,118	12,611	1.25%	14.3%	12/31/2020	1.57	0	0	1.00%	14.6%	12/31/2020	1.59	0	0	0.75%	14.9%
12/31/2019	1.36	7,948	10,798	1.25%	24.2%	12/31/2019	1.37	0	0	1.00%	24.5%	12/31/2019	1.38	0	0	0.75%	24.8%
12/31/2018	1.09	8,046	8,803	1.25%	-11.1%	12/31/2018	1.10	0	0	1.00%	-10.9%	12/31/2018	1.11	0	0	0.75%	-10.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.52	0	$0	0.50%	-17.4%	12/31/2022	$1.54	0	$0	0.25%	-17.2%	12/31/2022	$1.56	0	$0	0.00%	-17.0%
12/31/2021	1.83	0	0	0.50%	14.6%	12/31/2021	1.86	0	0	0.25%	14.9%	12/31/2021	1.88	0	0	0.00%	15.1%
12/31/2020	1.60	0	0	0.50%	15.2%	12/31/2020	1.62	0	0	0.25%	15.5%	12/31/2020	1.63	0	0	0.00%	15.8%
12/31/2019	1.39	0	0	0.50%	25.1%	12/31/2019	1.40	0	0	0.25%	25.4%	12/31/2019	1.41	0	0	0.00%	25.7%
12/31/2018	1.11	0	0	0.50%	-10.4%	12/31/2018	1.12	0	0	0.25%	-10.2%	12/31/2018	1.12	0	0	0.00%	-10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.1%
2021	1.9%
2020	1.7%
2019	2.1%
2018	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds EuroPacific Growth Fund R6 Class - 06-CTT

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$39,764,593	$46,977,565	811,269
Receivables: investments sold	11,952
Payables: investments purchased	-
Net assets	$39,776,545

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$36,988,350	28,587,731	$1.29
Band 100	-	-	1.31
Band 75	3,581	2,685	1.33
Band 50	-	-	1.35
Band 25	-	-	1.37
Band 0	2,784,614	1,995,091	1.40
Total	$39,776,545	30,585,507

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$579,016
Mortality & expense charges			(441,776)
Net investment income (loss)			137,240

Gain (loss) on investments:
Net realized gain (loss)			(3,369,411)
Realized gain distributions			201,075
Net change in unrealized appreciation (depreciation)			(8,321,410)
Net gain (loss)			(11,489,746)

Increase (decrease) in net assets from operations			$(11,352,506)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$137,240	$360,161
Net realized gain (loss)		(3,369,411)	2,529,543
Realized gain distributions		201,075	3,639,099
Net change in unrealized appreciation (depreciation)		(8,321,410)	(6,111,014)

Increase (decrease) in net assets from operations		(11,352,506)	417,789

Contract owner transactions:
Proceeds from units sold		27,001,809	31,374,942
Cost of units redeemed		(26,819,502)	(12,546,251)
Account charges		(45,517)	(33,083)
Increase (decrease)		136,790	18,795,608
Net increase (decrease)		(11,215,716)	19,213,397
Net assets, beginning		50,992,261	31,778,864
Net assets, ending		$39,776,545	$50,992,261

Units sold		21,476,781	19,175,189
Units redeemed		(20,818,493)	(8,156,276)
Net increase (decrease)		658,288	11,018,913
Units outstanding, beginning		29,927,219	18,908,306
Units outstanding, ending		30,585,507	29,927,219

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$105,796,660
Cost of units redeemed/account charges			(64,538,962)
Net investment income (loss)			701,556
Net realized gain (loss)			(110,689)
Realized gain distributions			5,140,952
Net change in unrealized appreciation (depreciation)			(7,212,972)
Net assets			$39,776,545

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.29	28,588	$36,988	1.25%	-23.7%	12/31/2022	$1.31	0	$0	1.00%	-23.5%	12/31/2022	$1.33	3	$4	0.75%	-23.3%
12/31/2021	1.70	27,636	46,854	1.25%	1.6%	12/31/2021	1.72	0	0	1.00%	1.8%	12/31/2021	1.74	3	5	0.75%	2.1%
12/31/2020	1.67	16,444	27,450	1.25%	23.7%	12/31/2020	1.69	0	0	1.00%	24.0%	12/31/2020	1.70	0	0	0.75%	24.3%
12/31/2019	1.35	16,327	22,032	1.25%	25.8%	12/31/2019	1.36	0	0	1.00%	26.1%	12/31/2019	1.37	0	0	0.75%	26.4%
12/31/2018	1.07	14,818	15,893	1.25%	-16.0%	12/31/2018	1.08	0	0	1.00%	-15.8%	12/31/2018	1.08	0	0	0.75%	-15.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.35	0	$0	0.50%	-23.1%	12/31/2022	$1.37	0	$0	0.25%	-22.9%	12/31/2022	$1.40	1,995	$2,785	0.00%	-22.7%
12/31/2021	1.76	0	0	0.50%	2.3%	12/31/2021	1.78	0	0	0.25%	2.6%	12/31/2021	1.81	2,289	4,134	0.00%	2.8%
12/31/2020	1.72	0	0	0.50%	24.6%	12/31/2020	1.74	0	0	0.25%	25.0%	12/31/2020	1.76	2,464	4,328	0.00%	25.3%
12/31/2019	1.38	0	0	0.50%	26.8%	12/31/2019	1.39	0	0	0.25%	27.1%	12/31/2019	1.40	2,560	3,589	0.00%	27.4%
12/31/2018	1.09	0	0	0.50%	-15.3%	12/31/2018	1.09	0	0	0.25%	-15.1%	12/31/2018	1.10	2,711	2,984	0.00%	-14.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.3%
2021	2.1%
2020	0.5%
2019	1.5%
2018	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Fundamental Investors R6 Class - 06-CTV

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,706,972	$12,783,609	194,638
Receivables: investments sold	20,009
Payables: investments purchased	-
Net assets	$11,726,981

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,726,981	7,217,003	$1.62
Band 100	-	-	1.65
Band 75	-	-	1.67
Band 50	-	-	1.70
Band 25	-	-	1.73
Band 0	-	-	1.75
Total	$11,726,981	7,217,003

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$233,409
Mortality & expense charges			(165,728)
Net investment income (loss)			67,681

Gain (loss) on investments:
Net realized gain (loss)			(212,925)
Realized gain distributions			415,589
Net change in unrealized appreciation (depreciation)			(2,948,294)
Net gain (loss)			(2,745,630)

Increase (decrease) in net assets from operations			$(2,677,949)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$67,681	$49,607
Net realized gain (loss)		(212,925)	238,763
Realized gain distributions		415,589	1,394,644
Net change in unrealized appreciation (depreciation)		(2,948,294)	664,885

Increase (decrease) in net assets from operations		(2,677,949)	2,347,899

Contract owner transactions:
Proceeds from units sold		2,694,161	5,889,940
Cost of units redeemed		(4,561,825)	(1,993,588)
Account charges		(10,176)	(11,859)
Increase (decrease)		(1,877,840)	3,884,493
Net increase (decrease)		(4,555,789)	6,232,392
Net assets, beginning		16,282,770	10,050,378
Net assets, ending		$11,726,981	$16,282,770

Units sold		1,710,103	3,196,618
Units redeemed		(2,766,663)	(1,120,531)
Net increase (decrease)		(1,056,560)	2,076,087
Units outstanding, beginning		8,273,563	6,197,476
Units outstanding, ending		7,217,003	8,273,563

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$22,983,912
Cost of units redeemed/account charges			(13,410,536)
Net investment income (loss)			296,226
Net realized gain (loss)			(89,019)
Realized gain distributions			3,023,035
Net change in unrealized appreciation (depreciation)			(1,076,637)
Net assets			$11,726,981

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.62	7,217	$11,727	1.25%	-17.4%	12/31/2022	$1.65	0	$0	1.00%	-17.2%	12/31/2022	$1.67	0	$0	0.75%	-17.0%
12/31/2021	1.97	8,274	16,283	1.25%	21.4%	12/31/2021	1.99	0	0	1.00%	21.7%	12/31/2021	2.02	0	0	0.75%	22.0%
12/31/2020	1.62	6,197	10,050	1.25%	13.9%	12/31/2020	1.64	0	0	1.00%	14.2%	12/31/2020	1.65	0	0	0.75%	14.4%
12/31/2019	1.42	6,368	9,069	1.25%	26.4%	12/31/2019	1.44	0	0	1.00%	26.7%	12/31/2019	1.45	0	0	0.75%	27.1%
12/31/2018	1.13	5,866	6,608	1.25%	-7.5%	12/31/2018	1.13	0	0	1.00%	-7.3%	12/31/2018	1.14	0	0	0.75%	-7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.70	0	$0	0.50%	-16.8%	12/31/2022	$1.73	0	$0	0.25%	-16.6%	12/31/2022	$1.75	0	$0	0.00%	-16.4%
12/31/2021	2.04	0	0	0.50%	22.3%	12/31/2021	2.07	0	0	0.25%	22.6%	12/31/2021	2.10	0	0	0.00%	22.9%
12/31/2020	1.67	0	0	0.50%	14.7%	12/31/2020	1.69	0	0	0.25%	15.0%	12/31/2020	1.71	0	0	0.00%	15.3%
12/31/2019	1.46	0	0	0.50%	27.4%	12/31/2019	1.47	0	0	0.25%	27.7%	12/31/2019	1.48	0	0	0.00%	28.0%
12/31/2018	1.14	0	0	0.50%	-6.8%	12/31/2018	1.15	0	0	0.25%	-6.6%	12/31/2018	1.16	0	0	0.00%	-6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.7%
2021	1.6%
2020	1.9%
2019	1.9%
2018	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds New Perspective Fund R6 Class - 06-CTW

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$22,520,958	$25,815,250	477,131
Receivables: investments sold	56,911
Payables: investments purchased	-
Net assets	$22,577,869

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$21,816,111	12,647,783	$1.72
Band 100	-	-	1.75
Band 75	-	-	1.78
Band 50	-	-	1.81
Band 25	-	-	1.83
Band 0	761,758	409,405	1.86
Total	$22,577,869	13,057,188

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$260,091
Mortality & expense charges			(274,109)
Net investment income (loss)			(14,018)

Gain (loss) on investments:
Net realized gain (loss)			20,309
Realized gain distributions			715,363
Net change in unrealized appreciation (depreciation)			(8,382,753)
Net gain (loss)			(7,647,081)

Increase (decrease) in net assets from operations			$(7,661,099)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(14,018)	$(102,678)
Net realized gain (loss)		20,309	1,513,036
Realized gain distributions		715,363	1,861,663
Net change in unrealized appreciation (depreciation)		(8,382,753)	351,013

Increase (decrease) in net assets from operations		(7,661,099)	3,623,034

Contract owner transactions:
Proceeds from units sold		8,091,904	12,088,703
Cost of units redeemed		(7,056,915)	(6,431,539)
Account charges		(12,175)	(13,206)
Increase (decrease)		1,022,814	5,643,958
Net increase (decrease)		(6,638,285)	9,266,992
Net assets, beginning		29,216,154	19,949,162
Net assets, ending		$22,577,869	$29,216,154

Units sold		4,620,543	5,754,434
Units redeemed		(3,973,397)	(3,226,654)
Net increase (decrease)		647,146	2,527,780
Units outstanding, beginning		12,410,042	9,882,262
Units outstanding, ending		13,057,188	12,410,042

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$42,007,579
Cost of units redeemed/account charges			(22,066,843)
Net investment income (loss)			(114,681)
Net realized gain (loss)			2,016,749
Realized gain distributions			4,029,357
Net change in unrealized appreciation (depreciation)			(3,294,292)
Net assets			$22,577,869

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.72	12,648	$21,816	1.25%	-26.5%	12/31/2022	$1.75	0	$0	1.00%	-26.4%	12/31/2022	$1.78	0	$0	0.75%	-26.2%
12/31/2021	2.35	11,907	27,958	1.25%	16.6%	12/31/2021	2.38	0	0	1.00%	16.9%	12/31/2021	2.41	0	0	0.75%	17.2%
12/31/2020	2.01	9,367	18,858	1.25%	32.1%	12/31/2020	2.03	0	0	1.00%	32.5%	12/31/2020	2.05	0	0	0.75%	32.8%
12/31/2019	1.52	5,777	8,801	1.25%	28.9%	12/31/2019	1.54	0	0	1.00%	29.2%	12/31/2019	1.55	0	0	0.75%	29.5%
12/31/2018	1.18	3,912	4,625	1.25%	-6.7%	12/31/2018	1.19	0	0	1.00%	-6.5%	12/31/2018	1.19	0	0	0.75%	-6.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.81	0	$0	0.50%	-26.0%	12/31/2022	$1.83	0	$0	0.25%	-25.8%	12/31/2022	$1.86	409	$762	0.00%	-25.6%
12/31/2021	2.44	0	0	0.50%	17.5%	12/31/2021	2.47	0	0	0.25%	17.8%	12/31/2021	2.50	503	1,259	0.00%	18.1%
12/31/2020	2.08	0	0	0.50%	33.1%	12/31/2020	2.10	0	0	0.25%	33.5%	12/31/2020	2.12	515	1,092	0.00%	33.8%
12/31/2019	1.56	0	0	0.50%	29.8%	12/31/2019	1.57	0	0	0.25%	30.2%	12/31/2019	1.58	508	804	0.00%	30.5%
12/31/2018	1.20	0	0	0.50%	-6.0%	12/31/2018	1.21	0	0	0.25%	-5.8%	12/31/2018	1.21	626	759	0.00%	-5.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.0%
2021	0.7%
2020	0.6%
2019	1.6%
2018	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds New World Fund R6 Class - 06-CTX

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,086,848	$13,273,519	167,820
Receivables: investments sold	54,750
Payables: investments purchased	-
Net assets	$11,141,598

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,979,453	7,714,602	$1.42
Band 100	-	-	1.44
Band 75	162,145	110,529	1.47
Band 50	-	-	1.49
Band 25	-	-	1.51
Band 0	-	-	1.54
Total	$11,141,598	7,825,131

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$145,553
Mortality & expense charges			(129,472)
Net investment income (loss)			16,081

Gain (loss) on investments:
Net realized gain (loss)			(575,462)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(2,325,166)
Net gain (loss)			(2,900,628)

Increase (decrease) in net assets from operations			$(2,884,547)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$16,081	$(14,162)
Net realized gain (loss)		(575,462)	541,303
Realized gain distributions		-	735,327
Net change in unrealized appreciation (depreciation)		(2,325,166)	(1,062,516)

Increase (decrease) in net assets from operations		(2,884,547)	199,952

Contract owner transactions:
Proceeds from units sold		10,875,444	9,555,489
Cost of units redeemed		(8,994,861)	(2,792,840)
Account charges		(15,626)	(6,306)
Increase (decrease)		1,864,957	6,756,343
Net increase (decrease)		(1,019,590)	6,956,295
Net assets, beginning		12,161,188	5,204,893
Net assets, ending		$11,141,598	$12,161,188

Units sold		7,450,753	5,218,642
Units redeemed		(6,226,447)	(1,549,836)
Net increase (decrease)		1,224,306	3,668,806
Units outstanding, beginning		6,600,825	2,932,019
Units outstanding, ending		7,825,131	6,600,825

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$29,572,508
Cost of units redeemed/account charges			(17,434,084)
Net investment income (loss)			8,698
Net realized gain (loss)			260,098
Realized gain distributions			921,049
Net change in unrealized appreciation (depreciation)			(2,186,671)
Net assets			$11,141,598

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.42	7,715	$10,979	1.25%	-22.7%	12/31/2022	$1.44	0	$0	1.00%	-22.5%	12/31/2022	$1.47	111	$162	0.75%	-22.3%
12/31/2021	1.84	6,494	11,959	1.25%	3.8%	12/31/2021	1.87	0	0	1.00%	4.1%	12/31/2021	1.89	107	202	0.75%	4.3%
12/31/2020	1.77	2,825	5,011	1.25%	23.7%	12/31/2020	1.79	0	0	1.00%	24.1%	12/31/2020	1.81	107	194	0.75%	24.4%
12/31/2019	1.43	3,726	5,341	1.25%	26.4%	12/31/2019	1.44	0	0	1.00%	26.8%	12/31/2019	1.46	106	155	0.75%	27.1%
12/31/2018	1.13	3,335	3,781	1.25%	-13.1%	12/31/2018	1.14	0	0	1.00%	-12.9%	12/31/2018	1.15	94	108	0.75%	-12.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.49	0	$0	0.50%	-22.1%	12/31/2022	$1.51	0	$0	0.25%	-21.9%	12/31/2022	$1.54	0	$0	0.00%	-21.7%
12/31/2021	1.91	0	0	0.50%	4.6%	12/31/2021	1.94	0	0	0.25%	4.9%	12/31/2021	1.96	0	0	0.00%	5.1%
12/31/2020	1.83	0	0	0.50%	24.7%	12/31/2020	1.85	0	0	0.25%	25.0%	12/31/2020	1.87	0	0	0.00%	25.3%
12/31/2019	1.47	0	0	0.50%	27.4%	12/31/2019	1.48	0	0	0.25%	27.7%	12/31/2019	1.49	0	0	0.00%	28.0%
12/31/2018	1.15	0	0	0.50%	-12.4%	12/31/2018	1.16	0	0	0.25%	-12.2%	12/31/2018	1.16	0	0	0.00%	-12.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.2%
2021	1.1%
2020	0.4%
2019	1.6%
2018	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds SMALLCAP World Fund R6 Class - 06-CTY

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,808,053	$3,450,926	48,532
Receivables: investments sold	18,009
Payables: investments purchased	-
Net assets	$2,826,062

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,826,062	1,900,418	$1.49
Band 100	-	-	1.51
Band 75	-	-	1.53
Band 50	-	-	1.56
Band 25	-	-	1.58
Band 0	-	-	1.60
Total	$2,826,062	1,900,418

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$9,324
Mortality & expense charges			(40,265)
Net investment income (loss)			(30,941)

Gain (loss) on investments:
Net realized gain (loss)			(190,914)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,182,686)
Net gain (loss)			(1,373,600)

Increase (decrease) in net assets from operations			$(1,404,541)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(30,941)	$(52,513)
Net realized gain (loss)		(190,914)	191,664
Realized gain distributions		-	383,053
Net change in unrealized appreciation (depreciation)		(1,182,686)	(234,157)

Increase (decrease) in net assets from operations		(1,404,541)	288,047

Contract owner transactions:
Proceeds from units sold		856,219	2,373,734
Cost of units redeemed		(1,326,094)	(694,332)
Account charges		(737)	(690)
Increase (decrease)		(470,612)	1,678,712
Net increase (decrease)		(1,875,153)	1,966,759
Net assets, beginning		4,701,215	2,734,456
Net assets, ending		$2,826,062	$4,701,215

Units sold		533,956	1,125,317
Units redeemed		(830,596)	(324,870)
Net increase (decrease)		(296,640)	800,447
Units outstanding, beginning		2,197,058	1,396,611
Units outstanding, ending		1,900,418	2,197,058

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$9,408,118
Cost of units redeemed/account charges			(6,992,608)
Net investment income (loss)			(191,580)
Net realized gain (loss)			477,656
Realized gain distributions			767,349
Net change in unrealized appreciation (depreciation)			(642,873)
Net assets			$2,826,062

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.49	1,900	$2,826	1.25%	-30.5%	12/31/2022	$1.51	0	$0	1.00%	-30.3%	12/31/2022	$1.53	0	$0	0.75%	-30.2%
12/31/2021	2.14	2,197	4,701	1.25%	9.3%	12/31/2021	2.17	0	0	1.00%	9.6%	12/31/2021	2.19	0	0	0.75%	9.8%
12/31/2020	1.96	1,397	2,734	1.25%	36.2%	12/31/2020	1.98	0	0	1.00%	36.6%	12/31/2020	2.00	0	0	0.75%	36.9%
12/31/2019	1.44	2,842	4,084	1.25%	29.6%	12/31/2019	1.45	0	0	1.00%	30.0%	12/31/2019	1.46	0	0	0.75%	30.3%
12/31/2018	1.11	2,537	2,812	1.25%	-10.5%	12/31/2018	1.11	0	0	1.00%	-10.3%	12/31/2018	1.12	0	0	0.75%	-10.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.56	0	$0	0.50%	-30.0%	12/31/2022	$1.58	0	$0	0.25%	-29.8%	12/31/2022	$1.60	0	$0	0.00%	-29.6%
12/31/2021	2.22	0	0	0.50%	10.1%	12/31/2021	2.25	0	0	0.25%	10.4%	12/31/2021	2.28	0	0	0.00%	10.7%
12/31/2020	2.02	0	0	0.50%	37.3%	12/31/2020	2.04	0	0	0.25%	37.6%	12/31/2020	2.06	0	0	0.00%	37.9%
12/31/2019	1.47	0	0	0.50%	30.6%	12/31/2019	1.48	0	0	0.25%	30.9%	12/31/2019	1.49	0	0	0.00%	31.3%
12/31/2018	1.13	0	0	0.50%	-9.8%	12/31/2018	1.13	0	0	0.25%	-9.6%	12/31/2018	1.14	0	0	0.00%	-9.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.2%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds The Growth Fund of America R6 Class - 06-CVC

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$37,651,297	$43,852,263	761,594
Receivables: investments sold	55,260
Payables: investments purchased	-
Net assets	$37,706,557

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$31,586,364	18,918,374	$1.67
Band 100	-	-	1.70
Band 75	1,577,385	916,556	1.72
Band 50	-	-	1.75
Band 25	-	-	1.77
Band 0	4,542,808	2,522,399	1.80
Total	$37,706,557	22,357,329

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$262,724
Mortality & expense charges			(444,110)
Net investment income (loss)			(181,386)

Gain (loss) on investments:
Net realized gain (loss)			354,481
Realized gain distributions			1,353,318
Net change in unrealized appreciation (depreciation)			(18,328,592)
Net gain (loss)			(16,620,793)

Increase (decrease) in net assets from operations			$(16,802,179)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(181,386)	$(377,912)
Net realized gain (loss)		354,481	6,336,378
Realized gain distributions		1,353,318	4,093,910
Net change in unrealized appreciation (depreciation)		(18,328,592)	(762,587)

Increase (decrease) in net assets from operations		(16,802,179)	9,289,789

Contract owner transactions:
Proceeds from units sold		13,104,121	10,345,960
Cost of units redeemed		(13,517,793)	(19,504,512)
Account charges		(28,100)	(37,079)
Increase (decrease)		(441,772)	(9,195,631)
Net increase (decrease)		(17,243,951)	94,158
Net assets, beginning		54,950,508	54,856,350
Net assets, ending		$37,706,557	$54,950,508

Units sold		8,573,888	5,561,542
Units redeemed		(8,586,225)	(9,637,964)
Net increase (decrease)		(12,337)	(4,076,422)
Units outstanding, beginning		22,369,666	26,446,088
Units outstanding, ending		22,357,329	22,369,666

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$86,087,934
Cost of units redeemed/account charges			(63,335,238)
Net investment income (loss)			(661,700)
Net realized gain (loss)			7,867,826
Realized gain distributions			13,948,701
Net change in unrealized appreciation (depreciation)			(6,200,966)
Net assets			$37,706,557

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.67	18,918	$31,586	1.25%	-31.4%	12/31/2022	$1.70	0	$0	1.00%	-31.2%	12/31/2022	$1.72	917	$1,577	0.75%	-31.0%
12/31/2021	2.43	18,289	44,485	1.25%	18.2%	12/31/2021	2.46	0	0	1.00%	18.5%	12/31/2021	2.49	1,106	2,758	0.75%	18.8%
12/31/2020	2.06	21,541	44,323	1.25%	36.6%	12/31/2020	2.08	0	0	1.00%	36.9%	12/31/2020	2.10	1,314	2,758	0.75%	37.2%
12/31/2019	1.51	22,983	34,629	1.25%	26.9%	12/31/2019	1.52	0	0	1.00%	27.3%	12/31/2019	1.53	1,436	2,198	0.75%	27.6%
12/31/2018	1.19	23,383	27,755	1.25%	-3.8%	12/31/2018	1.19	0	0	1.00%	-3.6%	12/31/2018	1.20	1,735	2,081	0.75%	-3.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.75	0	$0	0.50%	-30.8%	12/31/2022	$1.77	0	$0	0.25%	-30.7%	12/31/2022	$1.80	2,522	$4,543	0.00%	-30.5%
12/31/2021	2.53	0	0	0.50%	19.1%	12/31/2021	2.56	0	0	0.25%	19.4%	12/31/2021	2.59	2,975	7,707	0.00%	19.7%
12/31/2020	2.12	0	0	0.50%	37.6%	12/31/2020	2.14	0	0	0.25%	37.9%	12/31/2020	2.16	3,592	7,775	0.00%	38.3%
12/31/2019	1.54	0	0	0.50%	27.9%	12/31/2019	1.55	0	0	0.25%	28.2%	12/31/2019	1.57	3,480	5,449	0.00%	28.5%
12/31/2018	1.21	0	0	0.50%	-3.1%	12/31/2018	1.21	0	0	0.25%	-2.8%	12/31/2018	1.22	3,588	4,370	0.00%	-2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.6%
2021	0.4%
2020	0.6%
2019	1.1%
2018	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Washington Mutual Investors Fund R6 Class - 06-CVF

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$31,694,098	$29,664,381	615,509
Receivables: investments sold	318,532
Payables: investments purchased	-
Net assets	$32,012,630

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$32,012,630	18,261,990	$1.75
Band 100	-	-	1.78
Band 75	-	-	1.81
Band 50	-	-	1.83
Band 25	-	-	1.86
Band 0	-	-	1.89
Total	$32,012,630	18,261,990

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$554,138
Mortality & expense charges			(297,159)
Net investment income (loss)			256,979

Gain (loss) on investments:
Net realized gain (loss)			427,585
Realized gain distributions			1,044,049
Net change in unrealized appreciation (depreciation)			(2,941,964)
Net gain (loss)			(1,470,330)

Increase (decrease) in net assets from operations			$(1,213,351)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$256,979	$120,157
Net realized gain (loss)		427,585	1,362,333
Realized gain distributions		1,044,049	1,077,325
Net change in unrealized appreciation (depreciation)		(2,941,964)	2,693,806

Increase (decrease) in net assets from operations		(1,213,351)	5,253,621

Contract owner transactions:
Proceeds from units sold		14,109,936	5,019,043
Cost of units redeemed		(3,715,439)	(8,320,013)
Account charges		(17,727)	(13,770)
Increase (decrease)		10,376,770	(3,314,740)
Net increase (decrease)		9,163,419	1,938,881
Net assets, beginning		22,849,211	20,910,330
Net assets, ending		$32,012,630	$22,849,211

Units sold		8,617,393	2,889,873
Units redeemed		(2,175,497)	(4,839,620)
Net increase (decrease)		6,441,896	(1,949,747)
Units outstanding, beginning		11,820,094	13,769,841
Units outstanding, ending		18,261,990	11,820,094

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$48,683,680
Cost of units redeemed/account charges			(25,108,688)
Net investment income (loss)			794,110
Net realized gain (loss)			1,917,677
Realized gain distributions			3,696,134
Net change in unrealized appreciation (depreciation)			2,029,717
Net assets			$32,012,630

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.75	18,262	$32,013	1.25%	-9.3%	12/31/2022	$1.78	0	$0	1.00%	-9.1%	12/31/2022	$1.81	0	$0	0.75%	-8.9%
12/31/2021	1.93	11,820	22,849	1.25%	27.3%	12/31/2021	1.96	0	0	1.00%	27.6%	12/31/2021	1.98	0	0	0.75%	27.9%
12/31/2020	1.52	13,770	20,910	1.25%	6.7%	12/31/2020	1.53	0	0	1.00%	7.0%	12/31/2020	1.55	0	0	0.75%	7.3%
12/31/2019	1.42	11,602	16,506	1.25%	24.4%	12/31/2019	1.43	0	0	1.00%	24.7%	12/31/2019	1.44	0	0	0.75%	25.0%
12/31/2018	1.14	10,499	12,010	1.25%	-3.9%	12/31/2018	1.15	0	0	1.00%	-3.6%	12/31/2018	1.16	0	0	0.75%	-3.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.83	0	$0	0.50%	-8.6%	12/31/2022	$1.86	0	$0	0.25%	-8.4%	12/31/2022	$1.89	0	$0	0.00%	-8.2%
12/31/2021	2.01	0	0	0.50%	28.3%	12/31/2021	2.03	0	0	0.25%	28.6%	12/31/2021	2.06	0	0	0.00%	28.9%
12/31/2020	1.57	0	0	0.50%	7.5%	12/31/2020	1.58	0	0	0.25%	7.8%	12/31/2020	1.60	0	0	0.00%	8.1%
12/31/2019	1.46	0	0	0.50%	25.3%	12/31/2019	1.47	0	0	0.25%	25.6%	12/31/2019	1.48	0	0	0.00%	25.9%
12/31/2018	1.16	0	0	0.50%	-3.2%	12/31/2018	1.17	0	0	0.25%	-2.9%	12/31/2018	1.17	0	0	0.00%	-2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.0%
2021	1.8%
2020	2.1%
2019	2.3%
2018	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Capital World Bond Fund R6 Class - 06-GFN

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$938,825	$1,129,976	58,387
Receivables: investments sold	1,794
Payables: investments purchased	-
Net assets	$940,619

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$661,130	750,544	$0.88
Band 100	-	-	0.89
Band 75	-	-	0.91
Band 50	-	-	0.92
Band 25	-	-	0.93
Band 0	279,489	296,401	0.94
Total	$940,619	1,046,945

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$19,607
Mortality & expense charges			(5,386)
Net investment income (loss)			14,221

Gain (loss) on investments:
Net realized gain (loss)			(42,734)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(146,605)
Net gain (loss)			(189,339)

Increase (decrease) in net assets from operations			$(175,118)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$14,221	$16,658
Net realized gain (loss)		(42,734)	4,658
Realized gain distributions		-	6,264
Net change in unrealized appreciation (depreciation)		(146,605)	(70,120)

Increase (decrease) in net assets from operations		(175,118)	(42,540)

Contract owner transactions:
Proceeds from units sold		562,339	876,082
Cost of units redeemed		(520,885)	(163,225)
Account charges		(1,123)	(1,036)
Increase (decrease)		40,331	711,821
Net increase (decrease)		(134,787)	669,281
Net assets, beginning		1,075,406	406,125
Net assets, ending		$940,619	$1,075,406

Units sold		626,509	763,651
Units redeemed		(548,339)	(149,723)
Net increase (decrease)		78,170	613,928
Units outstanding, beginning		968,775	354,847
Units outstanding, ending		1,046,945	968,775

* Date of Fund Inception into Variable Account: 7 /21 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,913,103
Cost of units redeemed/account charges			(798,349)
Net investment income (loss)			39,146
Net realized gain (loss)			(33,818)
Realized gain distributions			11,688
Net change in unrealized appreciation (depreciation)			(191,151)
Net assets			$940,619

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.88	751	$661	1.25%	-18.2%	12/31/2022	$0.89	0	$0	1.00%	-18.0%	12/31/2022	$0.91	0	$0	0.75%	-17.8%
12/31/2021	1.08	445	479	1.25%	-5.9%	12/31/2021	1.09	0	0	1.00%	-5.7%	12/31/2021	1.10	0	0	0.75%	-5.4%
12/31/2020	1.14	355	406	1.25%	9.0%	12/31/2020	1.15	0	0	1.00%	9.3%	12/31/2020	1.16	0	0	0.75%	9.6%
12/31/2019	1.05	257	270	1.25%	6.8%	12/31/2019	1.06	0	0	1.00%	7.1%	12/31/2019	1.06	0	0	0.75%	7.3%
12/31/2018	0.98	231	227	1.25%	-2.3%	12/31/2018	0.99	0	0	1.00%	-2.1%	12/31/2018	0.99	0	0	0.75%	-1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.92	0	$0	0.50%	-17.6%	12/31/2022	$0.93	0	$0	0.25%	-17.4%	12/31/2022	$0.94	296	$279	0.00%	-17.2%
12/31/2021	1.11	0	0	0.50%	-5.2%	12/31/2021	1.13	0	0	0.25%	-5.0%	12/31/2021	1.14	524	596	0.00%	-4.7%
12/31/2020	1.17	0	0	0.50%	9.9%	12/31/2020	1.18	0	0	0.25%	10.1%	12/31/2020	1.19	0	0	0.00%	10.4%
12/31/2019	1.07	0	0	0.50%	7.6%	12/31/2019	1.08	0	0	0.25%	7.9%	12/31/2019	1.08	0	0	0.00%	8.1%
12/31/2018	0.99	0	0	0.50%	-1.6%	12/31/2018	1.00	0	0	0.25%	-1.4%	12/31/2018	1.00	0	0	0.00%	-1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.9%
2021	3.1%
2020	2.1%
2019	2.4%
2018	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Intermediate Bond Fund of America R6 Class - 06-GKH

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$146,665	$146,087	11,809
Receivables: investments sold	123
Payables: investments purchased	-
Net assets	$146,788

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$146,788	148,065	$0.99
Band 100	-	-	1.00
Band 75	-	-	1.02
Band 50	-	-	1.03
Band 25	-	-	1.04
Band 0	-	-	1.06
Total	$146,788	148,065

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$2,223
Mortality & expense charges			(1,054)
Net investment income (loss)			1,169

Gain (loss) on investments:
Net realized gain (loss)			(5,550)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			84
Net gain (loss)			(5,466)

Increase (decrease) in net assets from operations			$(4,297)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,169	$37
Net realized gain (loss)		(5,550)	38
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		84	(1,121)

Increase (decrease) in net assets from operations		(4,297)	(1,046)

Contract owner transactions:
Proceeds from units sold		177,973	14,249
Cost of units redeemed		(93,350)	(3,270)
Account charges		(14)	(12)
Increase (decrease)		84,609	10,967
Net increase (decrease)		80,312	9,921
Net assets, beginning		66,476	56,555
Net assets, ending		$146,788	$66,476

Units sold		180,517	13,080
Units redeemed		(93,902)	(3,002)
Net increase (decrease)		86,615	10,078
Units outstanding, beginning		61,450	51,372
Units outstanding, ending		148,065	61,450

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$270,465
Cost of units redeemed/account charges			(123,011)
Net investment income (loss)			1,567
Net realized gain (loss)			(4,161)
Realized gain distributions			1,350
Net change in unrealized appreciation (depreciation)			578
Net assets			$146,788

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.99	148	$147	1.25%	-8.4%	12/31/2022	$1.00	0	$0	1.00%	-8.1%	12/31/2022	$1.02	0	$0	0.75%	-7.9%
12/31/2021	1.08	61	66	1.25%	-1.7%	12/31/2021	1.09	0	0	1.00%	-1.5%	12/31/2021	1.10	0	0	0.75%	-1.2%
12/31/2020	1.10	51	57	1.25%	6.4%	12/31/2020	1.11	0	0	1.00%	6.7%	12/31/2020	1.12	0	0	0.75%	7.0%
12/31/2019	1.03	22	23	1.25%	3.6%	12/31/2019	1.04	0	0	1.00%	3.9%	12/31/2019	1.04	0	0	0.75%	4.2%
12/31/2018	1.00	0	0	1.25%	0.0%	12/31/2018	1.00	0	0	1.00%	0.2%	12/31/2018	1.00	0	0	0.75%	0.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.03	0	$0	0.50%	-7.7%	12/31/2022	$1.04	0	$0	0.25%	-7.4%	12/31/2022	$1.06	0	$0	0.00%	-7.2%
12/31/2021	1.12	0	0	0.50%	-1.0%	12/31/2021	1.13	0	0	0.25%	-0.7%	12/31/2021	1.14	0	0	0.00%	-0.5%
12/31/2020	1.13	0	0	0.50%	7.2%	12/31/2020	1.13	0	0	0.25%	7.5%	12/31/2020	1.14	0	0	0.00%	7.8%
12/31/2019	1.05	0	0	0.50%	4.4%	12/31/2019	1.06	0	0	0.25%	4.7%	12/31/2019	1.06	0	0	0.00%	4.9%
12/31/2018	1.01	0	0	0.50%	0.8%	12/31/2018	1.01	0	0	0.25%	1.0%	12/31/2018	1.01	0	0	0.00%	1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.1%
2021	1.3%
2020	2.6%
2019	2.8%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds American High-Income Trust R6 Class - 06-3MC

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$573,832	$610,412	63,346
Receivables: investments sold	85
Payables: investments purchased	-
Net assets	$573,917

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$573,917	528,686	$1.09
Band 100	-	-	1.10
Band 75	-	-	1.11
Band 50	-	-	1.12
Band 25	-	-	1.13
Band 0	-	-	1.14
Total	$573,917	528,686

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$19,310
Mortality & expense charges			(4,120)
Net investment income (loss)			15,190

Gain (loss) on investments:
Net realized gain (loss)			(9,793)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(39,986)
Net gain (loss)			(49,779)

Increase (decrease) in net assets from operations			$(34,589)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$15,190	$3,421
Net realized gain (loss)		(9,793)	412
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(39,986)	2,830

Increase (decrease) in net assets from operations		(34,589)	6,663

Contract owner transactions:
Proceeds from units sold		483,585	239,172
Cost of units redeemed		(159,712)	(23,441)
Account charges		(788)	(191)
Increase (decrease)		323,085	215,540
Net increase (decrease)		288,496	222,203
Net assets, beginning		285,421	63,218
Net assets, ending		$573,917	$285,421

Units sold		437,840	200,506
Units redeemed		(145,860)	(20,096)
Net increase (decrease)		291,980	180,410
Units outstanding, beginning		236,706	56,296
Units outstanding, ending		528,686	236,706

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$814,734
Cost of units redeemed/account charges			(217,719)
Net investment income (loss)			22,911
Net realized gain (loss)			(9,429)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(36,580)
Net assets			$573,917

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.09	529	$574	1.25%	-10.0%	12/31/2022	$1.10	0	$0	1.00%	-9.7%	12/31/2022	$1.11	0	$0	0.75%	-9.5%
12/31/2021	1.21	237	285	1.25%	7.4%	12/31/2021	1.22	0	0	1.00%	7.6%	12/31/2021	1.23	0	0	0.75%	7.9%
12/31/2020	1.12	56	63	1.25%	6.1%	12/31/2020	1.13	0	0	1.00%	6.4%	12/31/2020	1.14	0	0	0.75%	6.6%
12/31/2019	1.06	38	41	1.25%	10.9%	12/31/2019	1.06	0	0	1.00%	11.2%	12/31/2019	1.06	0	0	0.75%	11.4%
12/31/2018	0.95	0	0	1.25%	-4.5%	12/31/2018	0.96	0	0	1.00%	-4.5%	12/31/2018	0.96	0	0	0.75%	-4.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.12	0	$0	0.50%	-9.3%	12/31/2022	$1.13	0	$0	0.25%	-9.1%	12/31/2022	$1.14	0	$0	0.00%	-8.8%
12/31/2021	1.24	0	0	0.50%	8.2%	12/31/2021	1.25	0	0	0.25%	8.5%	12/31/2021	1.26	0	0	0.00%	8.7%
12/31/2020	1.14	0	0	0.50%	6.9%	12/31/2020	1.15	0	0	0.25%	7.2%	12/31/2020	1.15	0	0	0.00%	7.4%
12/31/2019	1.07	0	0	0.50%	11.7%	12/31/2019	1.07	0	0	0.25%	12.0%	12/31/2019	1.07	0	0	0.00%	12.3%
12/31/2018	0.96	0	0	0.50%	-4.4%	12/31/2018	0.96	0	0	0.25%	-4.3%	12/31/2018	0.96	0	0	0.00%	-4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	4.5%
2021	2.7%
2020	7.0%
2019	8.3%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds American Mutual Fund R4 Class - 06-3MK

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$695,607	$682,998	14,431
Receivables: investments sold	408
Payables: investments purchased	-
Net assets	$696,015

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$696,015	508,837	$1.37
Band 100	-	-	1.38
Band 75	-	-	1.40
Band 50	-	-	1.41
Band 25	-	-	1.43
Band 0	-	-	1.44
Total	$696,015	508,837

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$7,163
Mortality & expense charges			(3,395)
Net investment income (loss)			3,768

Gain (loss) on investments:
Net realized gain (loss)			413
Realized gain distributions			19,221
Net change in unrealized appreciation (depreciation)			(22,436)
Net gain (loss)			(2,802)

Increase (decrease) in net assets from operations			$966

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,768	$932
Net realized gain (loss)		413	4,967
Realized gain distributions		19,221	5,711
Net change in unrealized appreciation (depreciation)		(22,436)	24,176

Increase (decrease) in net assets from operations		966	35,786

Contract owner transactions:
Proceeds from units sold		501,172	87,192
Cost of units redeemed		(758)	(20,532)
Account charges		(184)	(26)
Increase (decrease)		500,230	66,634
Net increase (decrease)		501,196	102,420
Net assets, beginning		194,819	92,399
Net assets, ending		$696,015	$194,819

Units sold		375,253	71,044
Units redeemed		(713)	(15,325)
Net increase (decrease)		374,540	55,719
Units outstanding, beginning		134,297	78,578
Units outstanding, ending		508,837	134,297

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$702,005
Cost of units redeemed/account charges			(57,354)
Net investment income (loss)			5,830
Net realized gain (loss)			5,927
Realized gain distributions			26,998
Net change in unrealized appreciation (depreciation)			12,609
Net assets			$696,015

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.37	509	$696	1.25%	-5.7%	12/31/2022	$1.38	0	$0	1.00%	-5.5%	12/31/2022	$1.40	0	$0	0.75%	-5.2%
12/31/2021	1.45	134	195	1.25%	23.4%	12/31/2021	1.46	0	0	1.00%	23.7%	12/31/2021	1.47	0	0	0.75%	24.0%
12/31/2020	1.18	79	92	1.25%	3.4%	12/31/2020	1.18	0	0	1.00%	3.7%	12/31/2020	1.19	0	0	0.75%	3.9%
12/31/2019	1.14	68	78	1.25%	20.2%	12/31/2019	1.14	0	0	1.00%	20.5%	12/31/2019	1.14	0	0	0.75%	20.8%
12/31/2018	0.95	0	0	1.25%	-5.4%	12/31/2018	0.95	0	0	1.00%	-5.3%	12/31/2018	0.95	0	0	0.75%	-5.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.41	0	$0	0.50%	-5.0%	12/31/2022	$1.43	0	$0	0.25%	-4.8%	12/31/2022	$1.44	0	$0	0.00%	-4.5%
12/31/2021	1.49	0	0	0.50%	24.3%	12/31/2021	1.50	0	0	0.25%	24.6%	12/31/2021	1.51	0	0	0.00%	24.9%
12/31/2020	1.20	0	0	0.50%	4.2%	12/31/2020	1.20	0	0	0.25%	4.5%	12/31/2020	1.21	0	0	0.00%	4.7%
12/31/2019	1.15	0	0	0.50%	21.1%	12/31/2019	1.15	0	0	0.25%	21.4%	12/31/2019	1.15	0	0	0.00%	21.7%
12/31/2018	0.95	0	0	0.50%	-5.2%	12/31/2018	0.95	0	0	0.25%	-5.2%	12/31/2018	0.95	0	0	0.00%	-5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.6%
2021	2.2%
2020	1.8%
2019	2.1%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds American Mutual Fund R6 Class - 06-3M3

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,547,895	$3,537,213	73,130
Receivables: investments sold	-
Payables: investments purchased	(5,469)
Net assets	$3,542,426

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,542,426	2,552,226	$1.39
Band 100	-	-	1.40
Band 75	-	-	1.42
Band 50	-	-	1.43
Band 25	-	-	1.45
Band 0	-	-	1.46
Total	$3,542,426	2,552,226

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$76,042
Mortality & expense charges			(41,624)
Net investment income (loss)			34,418

Gain (loss) on investments:
Net realized gain (loss)			12,972
Realized gain distributions			98,440
Net change in unrealized appreciation (depreciation)			(325,927)
Net gain (loss)			(214,515)

Increase (decrease) in net assets from operations			$(180,097)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$34,418	$21,845
Net realized gain (loss)		12,972	64,722
Realized gain distributions		98,440	91,334
Net change in unrealized appreciation (depreciation)		(325,927)	288,269

Increase (decrease) in net assets from operations		(180,097)	466,170

Contract owner transactions:
Proceeds from units sold		828,938	2,275,380
Cost of units redeemed		(229,008)	(770,080)
Account charges		(1,105)	(1,213)
Increase (decrease)		598,825	1,504,087
Net increase (decrease)		418,728	1,970,257
Net assets, beginning		3,123,698	1,153,441
Net assets, ending		$3,542,426	$3,123,698

Units sold		589,578	1,743,576
Units redeemed		(166,942)	(587,313)
Net increase (decrease)		422,636	1,156,263
Units outstanding, beginning		2,129,590	973,327
Units outstanding, ending		2,552,226	2,129,590

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$4,760,486
Cost of units redeemed/account charges			(1,573,780)
Net investment income (loss)			71,130
Net realized gain (loss)			70,858
Realized gain distributions			203,050
Net change in unrealized appreciation (depreciation)			10,682
Net assets			$3,542,426

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.39	2,552	$3,542	1.25%	-5.4%	12/31/2022	$1.40	0	$0	1.00%	-5.1%	12/31/2022	$1.42	0	$0	0.75%	-4.9%
12/31/2021	1.47	2,130	3,124	1.25%	23.8%	12/31/2021	1.48	0	0	1.00%	24.1%	12/31/2021	1.49	0	0	0.75%	24.4%
12/31/2020	1.19	973	1,153	1.25%	3.8%	12/31/2020	1.19	0	0	1.00%	4.0%	12/31/2020	1.20	0	0	0.75%	4.3%
12/31/2019	1.14	480	548	1.25%	20.6%	12/31/2019	1.15	0	0	1.00%	20.9%	12/31/2019	1.15	0	0	0.75%	21.2%
12/31/2018	0.95	0	0	1.25%	-5.3%	12/31/2018	0.95	0	0	1.00%	-5.3%	12/31/2018	0.95	0	0	0.75%	-5.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.43	0	$0	0.50%	-4.7%	12/31/2022	$1.45	0	$0	0.25%	-4.4%	12/31/2022	$1.46	0	$0	0.00%	-4.2%
12/31/2021	1.50	0	0	0.50%	24.7%	12/31/2021	1.51	0	0	0.25%	25.0%	12/31/2021	1.53	0	0	0.00%	25.3%
12/31/2020	1.20	0	0	0.50%	4.6%	12/31/2020	1.21	0	0	0.25%	4.8%	12/31/2020	1.22	0	0	0.00%	5.1%
12/31/2019	1.15	0	0	0.50%	21.5%	12/31/2019	1.16	0	0	0.25%	21.8%	12/31/2019	1.16	0	0	0.00%	22.1%
12/31/2018	0.95	0	0	0.50%	-5.2%	12/31/2018	0.95	0	0	0.25%	-5.1%	12/31/2018	0.95	0	0	0.00%	-5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.3%
2021	2.3%
2020	2.7%
2019	1.8%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Capital Income Builder R4 Class - 06-3MM

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$40	$41	-
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$41

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$41	34	$1.19
Band 100	-	-	1.21
Band 75	-	-	1.22
Band 50	-	-	1.23
Band 25	-	-	1.25
Band 0	-	-	1.26
Total	$41	34

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1)
Net gain (loss)			(1)

Increase (decrease) in net assets from operations			$(1)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(1)	-

Increase (decrease) in net assets from operations		(1)	-

Contract owner transactions:
Proceeds from units sold		38	4
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		38	4
Net increase (decrease)		37	4
Net assets, beginning		4	-
Net assets, ending		$41	$4

Units sold		31	3
Units redeemed		-	-
Net increase (decrease)		31	3
Units outstanding, beginning		3	-
Units outstanding, ending		34	3

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$42
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1)
Net assets			$41

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.19	0	$0	1.25%	-8.3%	12/31/2022	$1.21	0	$0	1.00%	-8.1%	12/31/2022	$1.22	0	$0	0.75%	-7.9%
12/31/2021	1.30	0	0	1.25%	13.6%	12/31/2021	1.31	0	0	1.00%	13.8%	12/31/2021	1.32	0	0	0.75%	14.1%
12/31/2020	1.15	0	0	1.25%	2.0%	12/31/2020	1.15	0	0	1.00%	2.2%	12/31/2020	1.16	0	0	0.75%	2.5%
12/31/2019	1.13	0	0	1.25%	15.9%	12/31/2019	1.13	0	0	1.00%	16.2%	12/31/2019	1.13	0	0	0.75%	16.5%
12/31/2018	0.97	0	0	1.25%	-2.9%	12/31/2018	0.97	0	0	1.00%	-2.9%	12/31/2018	0.97	0	0	0.75%	-2.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.23	0	$0	0.50%	-7.6%	12/31/2022	$1.25	0	$0	0.25%	-7.4%	12/31/2022	$1.26	0	$0	0.00%	-7.2%
12/31/2021	1.33	0	0	0.50%	14.4%	12/31/2021	1.35	0	0	0.25%	14.7%	12/31/2021	1.36	0	0	0.00%	15.0%
12/31/2020	1.17	0	0	0.50%	2.7%	12/31/2020	1.17	0	0	0.25%	3.0%	12/31/2020	1.18	0	0	0.00%	3.3%
12/31/2019	1.14	0	0	0.50%	16.7%	12/31/2019	1.14	0	0	0.25%	17.0%	12/31/2019	1.14	0	0	0.00%	17.3%
12/31/2018	0.97	0	0	0.50%	-2.8%	12/31/2018	0.97	0	0	0.25%	-2.7%	12/31/2018	0.97	0	0	0.00%	-2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Capital Income Builder R6 Class - 06-3M6

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$136,038	$137,214	2,162
Receivables: investments sold	94
Payables: investments purchased	-
Net assets	$136,132

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$136,132	112,287	$1.21
Band 100	-	-	1.23
Band 75	-	-	1.24
Band 50	-	-	1.25
Band 25	-	-	1.26
Band 0	-	-	1.28
Total	$136,132	112,287

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$4,878
Mortality & expense charges			(1,629)
Net investment income (loss)			3,249

Gain (loss) on investments:
Net realized gain (loss)			34
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(14,038)
Net gain (loss)			(14,004)

Increase (decrease) in net assets from operations			$(10,755)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,249	$2,835
Net realized gain (loss)		34	103
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(14,038)	12,472

Increase (decrease) in net assets from operations		(10,755)	15,410

Contract owner transactions:
Proceeds from units sold		17,171	7,370
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		17,171	7,370
Net increase (decrease)		6,416	22,780
Net assets, beginning		129,716	106,936
Net assets, ending		$136,132	$129,716

Units sold		13,833	5,962
Units redeemed		-	-
Net increase (decrease)		13,833	5,962
Units outstanding, beginning		98,454	92,492
Units outstanding, ending		112,287	98,454

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$127,911
Cost of units redeemed/account charges			-
Net investment income (loss)			8,997
Net realized gain (loss)			69
Realized gain distributions			331
Net change in unrealized appreciation (depreciation)			(1,176)
Net assets			$136,132

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.21	112	$136	1.25%	-8.0%	12/31/2022	$1.23	0	$0	1.00%	-7.8%	12/31/2022	$1.24	0	$0	0.75%	-7.5%
12/31/2021	1.32	98	130	1.25%	14.0%	12/31/2021	1.33	0	0	1.00%	14.2%	12/31/2021	1.34	0	0	0.75%	14.5%
12/31/2020	1.16	92	107	1.25%	2.3%	12/31/2020	1.16	0	0	1.00%	2.6%	12/31/2020	1.17	0	0	0.75%	2.8%
12/31/2019	1.13	32	36	1.25%	16.3%	12/31/2019	1.13	0	0	1.00%	16.6%	12/31/2019	1.14	0	0	0.75%	16.9%
12/31/2018	0.97	0	0	1.25%	-2.8%	12/31/2018	0.97	0	0	1.00%	-2.8%	12/31/2018	0.97	0	0	0.75%	-2.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.25	0	$0	0.50%	-7.3%	12/31/2022	$1.26	0	$0	0.25%	-7.1%	12/31/2022	$1.28	0	$0	0.00%	-6.8%
12/31/2021	1.35	0	0	0.50%	14.8%	12/31/2021	1.36	0	0	0.25%	15.1%	12/31/2021	1.37	0	0	0.00%	15.4%
12/31/2020	1.18	0	0	0.50%	3.1%	12/31/2020	1.18	0	0	0.25%	3.3%	12/31/2020	1.19	0	0	0.00%	3.6%
12/31/2019	1.14	0	0	0.50%	17.2%	12/31/2019	1.14	0	0	0.25%	17.5%	12/31/2019	1.15	0	0	0.00%	17.8%
12/31/2018	0.97	0	0	0.50%	-2.7%	12/31/2018	0.97	0	0	0.25%	-2.6%	12/31/2018	0.97	0	0	0.00%	-2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.7%
2021	3.7%
2020	5.3%
2019	2.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Global Balanced Fund R6 Class - 06-3M9

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$866,599	$868,462	26,689
Receivables: investments sold	800
Payables: investments purchased	-
Net assets	$867,399

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$867,399	763,338	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$867,399	763,338

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$10
Mortality & expense charges			(38)
Net investment income (loss)			(28)

Gain (loss) on investments:
Net realized gain (loss)			(52)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,912)
Net gain (loss)			(1,964)

Increase (decrease) in net assets from operations			$(1,992)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(28)	$6
Net realized gain (loss)		(52)	-
Realized gain distributions		-	20
Net change in unrealized appreciation (depreciation)		(1,912)	12

Increase (decrease) in net assets from operations		(1,992)	38

Contract owner transactions:
Proceeds from units sold		869,295	-
Cost of units redeemed		(411)	-
Account charges		(2)	(1)
Increase (decrease)		868,882	(1)
Net increase (decrease)		866,890	37
Net assets, beginning		509	472
Net assets, ending		$867,399	$509

Units sold		763,342	(1)
Units redeemed		(385)	-
Net increase (decrease)		762,957	(1)
Units outstanding, beginning		381	382
Units outstanding, ending		763,338	381

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$869,729
Cost of units redeemed/account charges			(416)
Net investment income (loss)			(19)
Net realized gain (loss)			(52)
Realized gain distributions			20
Net change in unrealized appreciation (depreciation)			(1,863)
Net assets			$867,399

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.14	763	$867	1.25%	-15.0%	12/31/2022	$1.15	0	$0	1.00%	-14.8%	12/31/2022	$1.16	0	$0	0.75%	-14.6%
12/31/2021	1.34	0	1	1.25%	8.1%	12/31/2021	1.35	0	0	1.00%	8.4%	12/31/2021	1.36	0	0	0.75%	8.7%
12/31/2020	1.24	0	0	1.25%	9.5%	12/31/2020	1.24	0	0	1.00%	9.8%	12/31/2020	1.25	0	0	0.75%	10.0%
12/31/2019	1.13	0	0	1.25%	16.2%	12/31/2019	1.13	0	0	1.00%	16.5%	12/31/2019	1.14	0	0	0.75%	16.8%
12/31/2018	0.97	0	0	1.25%	-2.8%	12/31/2018	0.97	0	0	1.00%	-2.7%	12/31/2018	0.97	0	0	0.75%	-2.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.17	0	$0	0.50%	-14.4%	12/31/2022	$1.19	0	$0	0.25%	-14.2%	12/31/2022	$1.20	0	$0	0.00%	-14.0%
12/31/2021	1.37	0	0	0.50%	9.0%	12/31/2021	1.38	0	0	0.25%	9.2%	12/31/2021	1.39	0	0	0.00%	9.5%
12/31/2020	1.26	0	0	0.50%	10.3%	12/31/2020	1.26	0	0	0.25%	10.6%	12/31/2020	1.27	0	0	0.00%	10.9%
12/31/2019	1.14	0	0	0.50%	17.0%	12/31/2019	1.14	0	0	0.25%	17.3%	12/31/2019	1.15	0	0	0.00%	17.6%
12/31/2018	0.97	0	0	0.50%	-2.6%	12/31/2018	0.97	0	0	0.25%	-2.6%	12/31/2018	0.97	0	0	0.00%	-2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	2.4%
2020	1.7%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Inflation Linked Bond Fund R6 Class - 06-3G9

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$712,399	$823,530	77,653
Receivables: investments sold	-
Payables: investments purchased	(4,198)
Net assets	$708,201

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$708,201	658,157	$1.08
Band 100	-	-	1.09
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.12
Band 0	-	-	1.14
Total	$708,201	658,157

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$44,204
Mortality & expense charges			(6,973)
Net investment income (loss)			37,231

Gain (loss) on investments:
Net realized gain (loss)			(7,630)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(112,092)
Net gain (loss)			(119,722)

Increase (decrease) in net assets from operations			$(82,491)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$37,231	$8,827
Net realized gain (loss)		(7,630)	1,110
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(112,092)	1,774

Increase (decrease) in net assets from operations		(82,491)	11,711

Contract owner transactions:
Proceeds from units sold		497,841	110,468
Cost of units redeemed		(104,510)	(47,372)
Account charges		(813)	(856)
Increase (decrease)		392,518	62,240
Net increase (decrease)		310,027	73,951
Net assets, beginning		398,174	324,223
Net assets, ending		$708,201	$398,174

Units sold		430,100	91,959
Units redeemed		(94,905)	(39,564)
Net increase (decrease)		335,195	52,395
Units outstanding, beginning		322,962	270,567
Units outstanding, ending		658,157	322,962

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,196,959
Cost of units redeemed/account charges			(428,337)
Net investment income (loss)			51,538
Net realized gain (loss)			(6,183)
Realized gain distributions			5,355
Net change in unrealized appreciation (depreciation)			(111,131)
Net assets			$708,201

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.08	658	$708	1.25%	-12.7%	12/31/2022	$1.09	0	$0	1.00%	-12.5%	12/31/2022	$1.10	0	$0	0.75%	-12.3%
12/31/2021	1.23	323	398	1.25%	2.9%	12/31/2021	1.24	0	0	1.00%	3.1%	12/31/2021	1.25	0	0	0.75%	3.4%
12/31/2020	1.20	271	324	1.25%	13.5%	12/31/2020	1.21	0	0	1.00%	13.8%	12/31/2020	1.21	0	0	0.75%	14.1%
12/31/2019	1.06	0	0	1.25%	5.7%	12/31/2019	1.06	0	0	1.00%	6.0%	12/31/2019	1.06	0	0	0.75%	6.3%
12/31/2018	1.00	0	0	1.25%	-0.2%	12/31/2018	1.00	0	0	1.00%	-0.1%	12/31/2018	1.00	0	0	0.75%	0.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.11	0	$0	0.50%	-12.1%	12/31/2022	$1.12	0	$0	0.25%	-11.8%	12/31/2022	$1.14	0	$0	0.00%	-11.6%
12/31/2021	1.27	0	0	0.50%	3.7%	12/31/2021	1.28	0	0	0.25%	3.9%	12/31/2021	1.29	0	0	0.00%	4.2%
12/31/2020	1.22	0	0	0.50%	14.4%	12/31/2020	1.23	0	0	0.25%	14.7%	12/31/2020	1.24	0	0	0.00%	15.0%
12/31/2019	1.07	0	0	0.50%	6.5%	12/31/2019	1.07	0	0	0.25%	6.8%	12/31/2019	1.07	0	0	0.00%	7.1%
12/31/2018	1.00	0	0	0.50%	0.1%	12/31/2018	1.00	0	0	0.25%	0.3%	12/31/2018	1.00	0	0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	8.0%
2021	3.8%
2020	4.4%
2019	1.8%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Intl Growth and Income Fund R6 Class - 06-3M4

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$947,491	$952,919	29,766
Receivables: investments sold	866
Payables: investments purchased	-
Net assets	$948,357

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$948,357	817,532	$1.16
Band 100	-	-	1.17
Band 75	-	-	1.18
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	-	-	1.22
Total	$948,357	817,532

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$161
Mortality & expense charges			(92)
Net investment income (loss)			69

Gain (loss) on investments:
Net realized gain (loss)			(44)
Realized gain distributions			142
Net change in unrealized appreciation (depreciation)			(5,341)
Net gain (loss)			(5,243)

Increase (decrease) in net assets from operations			$(5,174)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$69	$42
Net realized gain (loss)		(44)	-
Realized gain distributions		142	97
Net change in unrealized appreciation (depreciation)		(5,341)	(87)

Increase (decrease) in net assets from operations		(5,174)	52

Contract owner transactions:
Proceeds from units sold		951,187	2,306
Cost of units redeemed		(1)	(12)
Account charges		(1)	-
Increase (decrease)		951,185	2,294
Net increase (decrease)		946,011	2,346
Net assets, beginning		2,346	-
Net assets, ending		$948,357	$2,346

Units sold		815,939	1,695
Units redeemed		(102)	-
Net increase (decrease)		815,837	1,695
Units outstanding, beginning		1,695	-
Units outstanding, ending		817,532	1,695

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$953,493
Cost of units redeemed/account charges			(14)
Net investment income (loss)			111
Net realized gain (loss)			(44)
Realized gain distributions			239
Net change in unrealized appreciation (depreciation)			(5,428)
Net assets			$948,357

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.16	818	$948	1.25%	-16.2%	12/31/2022	$1.17	0	$0	1.00%	-16.0%	12/31/2022	$1.18	0	$0	0.75%	-15.8%
12/31/2021	1.38	2	2	1.25%	8.8%	12/31/2021	1.40	0	0	1.00%	9.0%	12/31/2021	1.41	0	0	0.75%	9.3%
12/31/2020	1.27	0	0	1.25%	6.9%	12/31/2020	1.28	0	0	1.00%	7.1%	12/31/2020	1.29	0	0	0.75%	7.4%
12/31/2019	1.19	0	0	1.25%	26.0%	12/31/2019	1.19	0	0	1.00%	26.3%	12/31/2019	1.20	0	0	0.75%	26.6%
12/31/2018	0.95	0	0	1.25%	-5.4%	12/31/2018	0.95	0	0	1.00%	-5.4%	12/31/2018	0.95	0	0	0.75%	-5.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.20	0	$0	0.50%	-15.6%	12/31/2022	$1.21	0	$0	0.25%	-15.4%	12/31/2022	$1.22	0	$0	0.00%	-15.2%
12/31/2021	1.42	0	0	0.50%	9.6%	12/31/2021	1.43	0	0	0.25%	9.8%	12/31/2021	1.44	0	0	0.00%	10.1%
12/31/2020	1.29	0	0	0.50%	7.7%	12/31/2020	1.30	0	0	0.25%	7.9%	12/31/2020	1.31	0	0	0.00%	8.2%
12/31/2019	1.20	0	0	0.50%	26.9%	12/31/2019	1.21	0	0	0.25%	27.2%	12/31/2019	1.21	0	0	0.00%	27.5%
12/31/2018	0.95	0	0	0.50%	-5.3%	12/31/2018	0.95	0	0	0.25%	-5.2%	12/31/2018	0.95	0	0	0.00%	-5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	5.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Investment Company of America R6 Class - 06-3GH

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$214,748	$219,564	5,200
Receivables: investments sold	-
Payables: investments purchased	(282)
Net assets	$214,466

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$214,466	167,583	$1.28
Band 100	-	-	1.29
Band 75	-	-	1.31
Band 50	-	-	1.32
Band 25	-	-	1.34
Band 0	-	-	1.35
Total	$214,466	167,583

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$3,699
Mortality & expense charges			(2,734)
Net investment income (loss)			965

Gain (loss) on investments:
Net realized gain (loss)			7,400
Realized gain distributions			9,426
Net change in unrealized appreciation (depreciation)			(57,715)
Net gain (loss)			(40,889)

Increase (decrease) in net assets from operations			$(39,924)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$965	$715
Net realized gain (loss)		7,400	485
Realized gain distributions		9,426	14,272
Net change in unrealized appreciation (depreciation)		(57,715)	33,618

Increase (decrease) in net assets from operations		(39,924)	49,090

Contract owner transactions:
Proceeds from units sold		42,520	23,316
Cost of units redeemed		(51,964)	-
Account charges		(66)	(20)
Increase (decrease)		(9,510)	23,296
Net increase (decrease)		(49,434)	72,386
Net assets, beginning		263,900	191,514
Net assets, ending		$214,466	$263,900

Units sold		32,316	17,486
Units redeemed		(37,313)	(15)
Net increase (decrease)		(4,997)	17,471
Units outstanding, beginning		172,580	155,109
Units outstanding, ending		167,583	172,580

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$255,909
Cost of units redeemed/account charges			(71,133)
Net investment income (loss)			2,450
Net realized gain (loss)			8,350
Realized gain distributions			23,706
Net change in unrealized appreciation (depreciation)			(4,816)
Net assets			$214,466

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.28	168	$214	1.25%	-16.3%	12/31/2022	$1.29	0	$0	1.00%	-16.1%	12/31/2022	$1.31	0	$0	0.75%	-15.9%
12/31/2021	1.53	173	264	1.25%	23.8%	12/31/2021	1.54	0	0	1.00%	24.2%	12/31/2021	1.56	0	0	0.75%	24.5%
12/31/2020	1.23	155	192	1.25%	13.4%	12/31/2020	1.24	0	0	1.00%	13.7%	12/31/2020	1.25	0	0	0.75%	14.0%
12/31/2019	1.09	0	0	1.25%	23.4%	12/31/2019	1.09	0	0	1.00%	23.7%	12/31/2019	1.10	0	0	0.75%	24.0%
12/31/2018	0.88	0	0	1.25%	-11.8%	12/31/2018	0.88	0	0	1.00%	-11.7%	12/31/2018	0.88	0	0	0.75%	-11.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.32	0	$0	0.50%	-15.7%	12/31/2022	$1.34	0	$0	0.25%	-15.5%	12/31/2022	$1.35	0	$0	0.00%	-15.3%
12/31/2021	1.57	0	0	0.50%	24.8%	12/31/2021	1.58	0	0	0.25%	25.1%	12/31/2021	1.60	0	0	0.00%	25.4%
12/31/2020	1.26	0	0	0.50%	14.3%	12/31/2020	1.27	0	0	0.25%	14.6%	12/31/2020	1.27	0	0	0.00%	14.9%
12/31/2019	1.10	0	0	0.50%	24.3%	12/31/2019	1.10	0	0	0.25%	24.6%	12/31/2019	1.11	0	0	0.00%	24.9%
12/31/2018	0.89	0	0	0.50%	-11.5%	12/31/2018	0.89	0	0	0.25%	-11.4%	12/31/2018	0.89	0	0	0.00%	-11.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.5%
2021	1.6%
2020	1.7%
2019	1.2%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds The Bond Fund of America R6 Class - 06-39V

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$22,376,603	$25,702,622	2,024,026
Receivables: investments sold	656,818
Payables: investments purchased	-
Net assets	$23,033,421

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$23,033,421	22,561,215	$1.02
Band 100	-	-	1.03
Band 75	-	-	1.04
Band 50	-	-	1.06
Band 25	-	-	1.07
Band 0	-	-	1.08
Total	$23,033,421	22,561,215

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$665,573
Mortality & expense charges			(285,107)
Net investment income (loss)			380,466

Gain (loss) on investments:
Net realized gain (loss)			(614,441)
Realized gain distributions			28,575
Net change in unrealized appreciation (depreciation)			(3,202,388)
Net gain (loss)			(3,788,254)

Increase (decrease) in net assets from operations			$(3,407,788)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$380,466	$51,121
Net realized gain (loss)		(614,441)	(13,061)
Realized gain distributions		28,575	112,778
Net change in unrealized appreciation (depreciation)		(3,202,388)	(155,420)

Increase (decrease) in net assets from operations		(3,407,788)	(4,582)

Contract owner transactions:
Proceeds from units sold		13,751,656	30,101,953
Cost of units redeemed		(14,244,404)	(4,761,841)
Account charges		(89,204)	(25,288)
Increase (decrease)		(581,952)	25,314,824
Net increase (decrease)		(3,989,740)	25,310,242
Net assets, beginning		27,023,161	1,712,919
Net assets, ending		$23,033,421	$27,023,161

Units sold		13,112,899	25,637,420
Units redeemed		(13,460,259)	(4,154,289)
Net increase (decrease)		(347,360)	21,483,131
Units outstanding, beginning		22,908,575	1,425,444
Units outstanding, ending		22,561,215	22,908,575

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$45,657,137
Cost of units redeemed/account charges			(19,335,174)
Net investment income (loss)			446,802
Net realized gain (loss)			(617,964)
Realized gain distributions			208,639
Net change in unrealized appreciation (depreciation)			(3,326,019)
Net assets			$23,033,421

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.02	22,561	$23,033	1.25%	-13.5%	12/31/2022	$1.03	0	$0	1.00%	-13.2%	12/31/2022	$1.04	0	$0	0.75%	-13.0%
12/31/2021	1.18	22,909	27,023	1.25%	-1.8%	12/31/2021	1.19	0	0	1.00%	-1.6%	12/31/2021	1.20	0	0	0.75%	-1.3%
12/31/2020	1.20	1,425	1,713	1.25%	9.7%	12/31/2020	1.21	0	0	1.00%	10.0%	12/31/2020	1.22	0	0	0.75%	10.3%
12/31/2019	1.09	1,043	1,142	1.25%	7.1%	12/31/2019	1.10	0	0	1.00%	7.3%	12/31/2019	1.10	0	0	0.75%	7.6%
12/31/2018	1.02	0	0	1.25%	2.3%	12/31/2018	1.02	0	0	1.00%	2.4%	12/31/2018	1.03	0	0	0.75%	2.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.06	0	$0	0.50%	-12.8%	12/31/2022	$1.07	0	$0	0.25%	-12.6%	12/31/2022	$1.08	0	$0	0.00%	-12.4%
12/31/2021	1.21	0	0	0.50%	-1.1%	12/31/2021	1.22	0	0	0.25%	-0.9%	12/31/2021	1.23	0	0	0.00%	-0.6%
12/31/2020	1.23	0	0	0.50%	10.6%	12/31/2020	1.23	0	0	0.25%	10.9%	12/31/2020	1.24	0	0	0.00%	11.1%
12/31/2019	1.11	0	0	0.50%	7.9%	12/31/2019	1.11	0	0	0.25%	8.1%	12/31/2019	1.12	0	0	0.00%	8.4%
12/31/2018	1.03	0	0	0.50%	2.7%	12/31/2018	1.03	0	0	0.25%	2.9%	12/31/2018	1.03	0	0	0.00%	3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.7%
2021	1.1%
2020	2.0%
2019	1.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds The Income Fund of America R4 Class - 06-3MN

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$167,214	$172,181	7,413
Receivables: investments sold	111
Payables: investments purchased	-
Net assets	$167,325

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$167,325	133,625	$1.25
Band 100	-	-	1.27
Band 75	-	-	1.28
Band 50	-	-	1.29
Band 25	-	-	1.31
Band 0	-	-	1.32
Total	$167,325	133,625

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$5,129
Mortality & expense charges			(2,023)
Net investment income (loss)			3,106

Gain (loss) on investments:
Net realized gain (loss)			1,111
Realized gain distributions			5,716
Net change in unrealized appreciation (depreciation)			(22,811)
Net gain (loss)			(15,984)

Increase (decrease) in net assets from operations			$(12,878)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,106	$2,530
Net realized gain (loss)		1,111	1,667
Realized gain distributions		5,716	6,259
Net change in unrealized appreciation (depreciation)		(22,811)	12,593

Increase (decrease) in net assets from operations		(12,878)	23,049

Contract owner transactions:
Proceeds from units sold		19,952	21,960
Cost of units redeemed		(13,414)	(15,931)
Account charges		(19)	(42)
Increase (decrease)		6,519	5,987
Net increase (decrease)		(6,359)	29,036
Net assets, beginning		173,684	144,648
Net assets, ending		$167,325	$173,684

Units sold		15,845	34,377
Units redeemed		(10,294)	(29,929)
Net increase (decrease)		5,551	4,448
Units outstanding, beginning		128,074	123,626
Units outstanding, ending		133,625	128,074

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$179,855
Cost of units redeemed/account charges			(29,896)
Net investment income (loss)			7,581
Net realized gain (loss)			2,777
Realized gain distributions			11,975
Net change in unrealized appreciation (depreciation)			(4,967)
Net assets			$167,325

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.25	134	$167	1.25%	-7.7%	12/31/2022	$1.27	0	$0	1.00%	-7.4%	12/31/2022	$1.28	0	$0	0.75%	-7.2%
12/31/2021	1.36	128	174	1.25%	15.9%	12/31/2021	1.37	0	0	1.00%	16.2%	12/31/2021	1.38	0	0	0.75%	16.5%
12/31/2020	1.17	124	145	1.25%	3.6%	12/31/2020	1.18	0	0	1.00%	3.8%	12/31/2020	1.18	0	0	0.75%	4.1%
12/31/2019	1.13	0	0	1.25%	17.4%	12/31/2019	1.13	0	0	1.00%	17.7%	12/31/2019	1.14	0	0	0.75%	18.0%
12/31/2018	0.96	0	0	1.25%	-3.8%	12/31/2018	0.96	0	0	1.00%	-3.8%	12/31/2018	0.96	0	0	0.75%	-3.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.29	0	$0	0.50%	-7.0%	12/31/2022	$1.31	0	$0	0.25%	-6.7%	12/31/2022	$1.32	0	$0	0.00%	-6.5%
12/31/2021	1.39	0	0	0.50%	16.8%	12/31/2021	1.40	0	0	0.25%	17.1%	12/31/2021	1.41	0	0	0.00%	17.4%
12/31/2020	1.19	0	0	0.50%	4.4%	12/31/2020	1.20	0	0	0.25%	4.6%	12/31/2020	1.20	0	0	0.00%	4.9%
12/31/2019	1.14	0	0	0.50%	18.3%	12/31/2019	1.14	0	0	0.25%	18.6%	12/31/2019	1.15	0	0	0.00%	18.9%
12/31/2018	0.96	0	0	0.50%	-3.7%	12/31/2018	0.96	0	0	0.25%	-3.6%	12/31/2018	0.96	0	0	0.00%	-3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.0%
2021	2.8%
2020	3.5%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds The Income Fund of America R6 Class - 06-3M7

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,425,888	$1,392,540	55,993
Receivables: investments sold	-
Payables: investments purchased	(158,745)
Net assets	$1,267,143

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,267,143	996,973	$1.27
Band 100	-	-	1.28
Band 75	-	-	1.30
Band 50	-	-	1.31
Band 25	-	-	1.33
Band 0	-	-	1.34
Total	$1,267,143	996,973

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$19,124
Mortality & expense charges			(4,222)
Net investment income (loss)			14,902

Gain (loss) on investments:
Net realized gain (loss)			5,577
Realized gain distributions			50,075
Net change in unrealized appreciation (depreciation)			28,059
Net gain (loss)			83,711

Increase (decrease) in net assets from operations			$98,613

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$14,902	$1,008
Net realized gain (loss)		5,577	64
Realized gain distributions		50,075	2,048
Net change in unrealized appreciation (depreciation)		28,059	3,996

Increase (decrease) in net assets from operations		98,613	7,116

Contract owner transactions:
Proceeds from units sold		2,837,068	22,007
Cost of units redeemed		(1,725,127)	(15)
Account charges		(238)	(108)
Increase (decrease)		1,111,703	21,884
Net increase (decrease)		1,210,316	29,000
Net assets, beginning		56,827	27,827
Net assets, ending		$1,267,143	$56,827

Units sold		2,369,857	17,940
Units redeemed		(1,414,322)	(94)
Net increase (decrease)		955,535	17,846
Units outstanding, beginning		41,438	23,592
Units outstanding, ending		996,973	41,438

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,884,689
Cost of units redeemed/account charges			(1,725,501)
Net investment income (loss)			16,553
Net realized gain (loss)			5,629
Realized gain distributions			52,425
Net change in unrealized appreciation (depreciation)			33,348
Net assets			$1,267,143

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.27	997	$1,267	1.25%	-7.3%	12/31/2022	$1.28	0	$0	1.00%	-7.1%	12/31/2022	$1.30	0	$0	0.75%	-6.9%
12/31/2021	1.37	41	57	1.25%	16.3%	12/31/2021	1.38	0	0	1.00%	16.6%	12/31/2021	1.39	0	0	0.75%	16.8%
12/31/2020	1.18	24	28	1.25%	4.0%	12/31/2020	1.19	0	0	1.00%	4.3%	12/31/2020	1.19	0	0	0.75%	4.5%
12/31/2019	1.13	13	14	1.25%	17.8%	12/31/2019	1.14	0	0	1.00%	18.1%	12/31/2019	1.14	0	0	0.75%	18.4%
12/31/2018	0.96	0	0	1.25%	-3.7%	12/31/2018	0.96	0	0	1.00%	-3.7%	12/31/2018	0.96	0	0	0.75%	-3.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.31	0	$0	0.50%	-6.6%	12/31/2022	$1.33	0	$0	0.25%	-6.4%	12/31/2022	$1.34	0	$0	0.00%	-6.2%
12/31/2021	1.40	0	0	0.50%	17.1%	12/31/2021	1.42	0	0	0.25%	17.4%	12/31/2021	1.43	0	0	0.00%	17.7%
12/31/2020	1.20	0	0	0.50%	4.8%	12/31/2020	1.21	0	0	0.25%	5.0%	12/31/2020	1.21	0	0	0.00%	5.3%
12/31/2019	1.14	0	0	0.50%	18.7%	12/31/2019	1.15	0	0	0.25%	19.0%	12/31/2019	1.15	0	0	0.00%	19.3%
12/31/2018	0.96	0	0	0.50%	-3.6%	12/31/2018	0.96	0	0	0.25%	-3.5%	12/31/2018	0.97	0	0	0.00%	-3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.9%
2021	3.8%
2020	3.4%
2019	2.2%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds The New Economy Fund R6 Class - 06-3KY

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$42,000	$51,565	959
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$42,000

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$42,000	35,328	$1.19
Band 100	-	-	1.20
Band 75	-	-	1.21
Band 50	-	-	1.23
Band 25	-	-	1.24
Band 0	-	-	1.25
Total	$42,000	35,328

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$134
Mortality & expense charges			(1,698)
Net investment income (loss)			(1,564)

Gain (loss) on investments:
Net realized gain (loss)			(12,368)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(45,353)
Net gain (loss)			(57,721)

Increase (decrease) in net assets from operations			$(59,285)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,564)	$(2,579)
Net realized gain (loss)		(12,368)	4,462
Realized gain distributions		-	15,826
Net change in unrealized appreciation (depreciation)		(45,353)	1,611

Increase (decrease) in net assets from operations		(59,285)	19,320

Contract owner transactions:
Proceeds from units sold		6,813	37,353
Cost of units redeemed		(132,419)	(15,941)
Account charges		(16)	(8)
Increase (decrease)		(125,622)	21,404
Net increase (decrease)		(184,907)	40,724
Net assets, beginning		226,907	186,183
Net assets, ending		$42,000	$226,907

Units sold		6,707	21,672
Units redeemed		(104,423)	(9,681)
Net increase (decrease)		(97,716)	11,991
Units outstanding, beginning		133,044	121,053
Units outstanding, ending		35,328	133,044

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$188,402
Cost of units redeemed/account charges			(148,406)
Net investment income (loss)			(4,761)
Net realized gain (loss)			(7,862)
Realized gain distributions			24,192
Net change in unrealized appreciation (depreciation)			(9,565)
Net assets			$42,000

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.19	35	$42	1.25%	-30.3%	12/31/2022	$1.20	0	$0	1.00%	-30.1%	12/31/2022	$1.21	0	$0	0.75%	-29.9%
12/31/2021	1.71	133	227	1.25%	10.9%	12/31/2021	1.72	0	0	1.00%	11.2%	12/31/2021	1.73	0	0	0.75%	11.4%
12/31/2020	1.54	121	186	1.25%	32.3%	12/31/2020	1.55	0	0	1.00%	32.6%	12/31/2020	1.56	0	0	0.75%	32.9%
12/31/2019	1.16	52	61	1.25%	25.3%	12/31/2019	1.17	0	0	1.00%	25.6%	12/31/2019	1.17	0	0	0.75%	25.9%
12/31/2018	0.93	0	0	1.25%	-7.2%	12/31/2018	0.93	0	0	1.00%	-7.1%	12/31/2018	0.93	0	0	0.75%	-7.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.23	0	$0	0.50%	-29.8%	12/31/2022	$1.24	0	$0	0.25%	-29.6%	12/31/2022	$1.25	0	$0	0.00%	-29.4%
12/31/2021	1.75	0	0	0.50%	11.7%	12/31/2021	1.76	0	0	0.25%	12.0%	12/31/2021	1.78	0	0	0.00%	12.3%
12/31/2020	1.56	0	0	0.50%	33.3%	12/31/2020	1.57	0	0	0.25%	33.6%	12/31/2020	1.58	0	0	0.00%	33.9%
12/31/2019	1.17	0	0	0.50%	26.2%	12/31/2019	1.18	0	0	0.25%	26.5%	12/31/2019	1.18	0	0	0.00%	26.8%
12/31/2018	0.93	0	0	0.50%	-7.0%	12/31/2018	0.93	0	0	0.25%	-7.0%	12/31/2018	0.93	0	0	0.00%	-6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.1%
2021	0.0%
2020	0.4%
2019	1.2%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds U.S. Government Securities Fund R6 Class - 06-3TK

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$289,071	$299,270	23,512
Receivables: investments sold	-
Payables: investments purchased	(812)
Net assets	$288,259

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$288,259	293,210	$0.98
Band 100	-	-	0.99
Band 75	-	-	1.00
Band 50	-	-	1.01
Band 25	-	-	1.02
Band 0	-	-	1.03
Total	$288,259	293,210

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$3,837
Mortality & expense charges			(1,676)
Net investment income (loss)			2,161

Gain (loss) on investments:
Net realized gain (loss)			(3,358)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(10,104)
Net gain (loss)			(13,462)

Increase (decrease) in net assets from operations			$(11,301)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,161	$99
Net realized gain (loss)		(3,358)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(10,104)	(95)

Increase (decrease) in net assets from operations		(11,301)	4

Contract owner transactions:
Proceeds from units sold		204,920	134,725
Cost of units redeemed		(39,513)	(31)
Account charges		(545)	-
Increase (decrease)		164,862	134,694
Net increase (decrease)		153,561	134,698
Net assets, beginning		134,698	-
Net assets, ending		$288,259	$134,698

Units sold		211,208	120,892
Units redeemed		(38,862)	(28)
Net increase (decrease)		172,346	120,864
Units outstanding, beginning		120,864	-
Units outstanding, ending		293,210	120,864

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$339,645
Cost of units redeemed/account charges			(40,089)
Net investment income (loss)			2,260
Net realized gain (loss)			(3,358)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(10,199)
Net assets			$288,259

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.98	293	$288	1.25%	-11.8%	12/31/2022	$0.99	0	$0	1.00%	-11.6%	12/31/2022	$1.00	0	$0	0.75%	-11.3%
12/31/2021	1.11	121	135	1.25%	-1.7%	12/31/2021	1.12	0	0	1.00%	-1.5%	12/31/2021	1.13	0	0	0.75%	-1.2%
12/31/2020	1.13	0	0	1.25%	8.5%	12/31/2020	1.14	0	0	1.00%	8.8%	12/31/2020	1.14	0	0	0.75%	9.1%
12/31/2019	1.04	0	0	1.25%	4.5%	12/31/2019	1.05	0	0	1.00%	4.7%	12/31/2019	1.05	0	0	0.75%	5.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.01	0	$0	0.50%	-11.1%	12/31/2022	$1.02	0	$0	0.25%	-10.9%	12/31/2022	$1.03	0	$0	0.00%	-10.7%
12/31/2021	1.14	0	0	0.50%	-1.0%	12/31/2021	1.15	0	0	0.25%	-0.7%	12/31/2021	1.16	0	0	0.00%	-0.5%
12/31/2020	1.15	0	0	0.50%	9.4%	12/31/2020	1.16	0	0	0.25%	9.6%	12/31/2020	1.16	0	0	0.00%	9.9%
12/31/2019	1.05	0	0	0.50%	5.2%	12/31/2019	1.05	0	0	0.25%	5.4%	12/31/2019	1.06	0	0	0.00%	5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.8%
2021	0.3%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds AMCAP Fund R4 Class - 06-207

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,508,373	$2,638,117	84,911
Receivables: investments sold	16,043
Payables: investments purchased	-
Net assets	$2,524,416

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,524,416	906,230	$2.79
Band 100	-	-	2.90
Band 75	-	-	3.02
Band 50	-	-	3.15
Band 25	-	-	3.28
Band 0	-	-	3.41
Total	$2,524,416	906,230

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(35,565)
Net investment income (loss)			(35,565)

Gain (loss) on investments:
Net realized gain (loss)			105,899
Realized gain distributions			178,715
Net change in unrealized appreciation (depreciation)			(1,369,512)
Net gain (loss)			(1,084,898)

Increase (decrease) in net assets from operations			$(1,120,463)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(35,565)	$(52,358)
Net realized gain (loss)		105,899	345,897
Realized gain distributions		178,715	252,195
Net change in unrealized appreciation (depreciation)		(1,369,512)	278,224

Increase (decrease) in net assets from operations		(1,120,463)	823,958

Contract owner transactions:
Proceeds from units sold		314,482	276,890
Cost of units redeemed		(667,233)	(1,151,038)
Account charges		(3,943)	(6,314)
Increase (decrease)		(356,694)	(880,462)
Net increase (decrease)		(1,477,157)	(56,504)
Net assets, beginning		4,001,573	4,058,077
Net assets, ending		$2,524,416	$4,001,573

Units sold		105,179	82,289
Units redeemed		(209,279)	(323,000)
Net increase (decrease)		(104,100)	(240,711)
Units outstanding, beginning		1,010,330	1,251,041
Units outstanding, ending		906,230	1,010,330

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$41,876,606
Cost of units redeemed/account charges			(52,234,862)
Net investment income (loss)			(812,602)
Net realized gain (loss)			6,847,290
Realized gain distributions			6,977,728
Net change in unrealized appreciation (depreciation)			(129,744)
Net assets			$2,524,416

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.79	906	$2,524	1.25%	-29.7%	12/31/2022	$2.90	0	$0	1.00%	-29.5%	12/31/2022	$3.02	0	$0	0.75%	-29.3%
12/31/2021	3.96	1,010	4,002	1.25%	22.1%	12/31/2021	4.11	0	0	1.00%	22.4%	12/31/2021	4.27	0	0	0.75%	22.7%
12/31/2020	3.24	1,251	4,058	1.25%	19.9%	12/31/2020	3.36	0	0	1.00%	20.2%	12/31/2020	3.48	0	0	0.75%	20.5%
12/31/2019	2.71	1,340	3,626	1.25%	24.7%	12/31/2019	2.80	0	0	1.00%	25.0%	12/31/2019	2.89	0	0	0.75%	25.3%
12/31/2018	2.17	2,942	6,385	1.25%	-3.2%	12/31/2018	2.24	0	0	1.00%	-2.9%	12/31/2018	2.31	0	0	0.75%	-2.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.15	0	$0	0.50%	-29.1%	12/31/2022	$3.28	0	$0	0.25%	-29.0%	12/31/2022	$3.41	0	$0	0.00%	-28.8%
12/31/2021	4.44	0	0	0.50%	23.0%	12/31/2021	4.61	0	0	0.25%	23.3%	12/31/2021	4.79	0	0	0.00%	23.6%
12/31/2020	3.61	0	0	0.50%	20.8%	12/31/2020	3.74	0	0	0.25%	21.1%	12/31/2020	3.87	0	0	0.00%	21.4%
12/31/2019	2.99	0	0	0.50%	25.7%	12/31/2019	3.09	0	0	0.25%	26.0%	12/31/2019	3.19	2,841	9,068	0.00%	26.3%
12/31/2018	2.38	0	0	0.50%	-2.4%	12/31/2018	2.45	0	0	0.25%	-2.2%	12/31/2018	2.53	3,274	8,273	0.00%	-1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.1%
2019	0.4%
2018	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds AMCAP Fund R3 Class - 06-182

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,431,213	$1,577,856	50,129
Receivables: investments sold	996
Payables: investments purchased	-
Net assets	$1,432,209

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,064,621	385,492	$2.76
Band 100	367,588	127,560	2.88
Band 75	-	-	3.01
Band 50	-	-	3.14
Band 25	-	-	3.27
Band 0	-	-	3.42
Total	$1,432,209	513,052

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(18,978)
Net investment income (loss)			(18,978)

Gain (loss) on investments:
Net realized gain (loss)			41,106
Realized gain distributions			106,381
Net change in unrealized appreciation (depreciation)			(760,781)
Net gain (loss)			(613,294)

Increase (decrease) in net assets from operations			$(632,272)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(18,978)	$(31,150)
Net realized gain (loss)		41,106	342,438
Realized gain distributions		106,381	157,271
Net change in unrealized appreciation (depreciation)		(760,781)	56,935

Increase (decrease) in net assets from operations		(632,272)	525,494

Contract owner transactions:
Proceeds from units sold		123,556	313,059
Cost of units redeemed		(314,662)	(1,095,073)
Account charges		(577)	(1,111)
Increase (decrease)		(191,683)	(783,125)
Net increase (decrease)		(823,955)	(257,631)
Net assets, beginning		2,256,164	2,513,795
Net assets, ending		$1,432,209	$2,256,164

Units sold		56,960	86,130
Units redeemed		(110,839)	(290,099)
Net increase (decrease)		(53,879)	(203,969)
Units outstanding, beginning		566,931	770,900
Units outstanding, ending		513,052	566,931

* Date of Fund Inception into Variable Account: 1 /3 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$11,644,975
Cost of units redeemed/account charges			(13,383,480)
Net investment income (loss)			(312,816)
Net realized gain (loss)			1,563,159
Realized gain distributions			2,067,014
Net change in unrealized appreciation (depreciation)			(146,643)
Net assets			$1,432,209

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.76	385	$1,065	1.25%	-29.9%	12/31/2022	$2.88	128	$368	1.00%	-29.7%	12/31/2022	$3.01	0	$0	0.75%	-29.5%
12/31/2021	3.94	426	1,680	1.25%	21.7%	12/31/2021	4.10	141	576	1.00%	22.0%	12/31/2021	4.27	0	0	0.75%	22.3%
12/31/2020	3.24	620	2,008	1.25%	19.5%	12/31/2020	3.36	150	505	1.00%	19.8%	12/31/2020	3.49	0	0	0.75%	20.1%
12/31/2019	2.71	994	2,693	1.25%	24.3%	12/31/2019	2.80	184	516	1.00%	24.6%	12/31/2019	2.90	0	0	0.75%	25.0%
12/31/2018	2.18	1,588	3,458	1.25%	-3.4%	12/31/2018	2.25	234	526	1.00%	-3.2%	12/31/2018	2.32	0	0	0.75%	-2.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.14	0	$0	0.50%	-29.4%	12/31/2022	$3.27	0	$0	0.25%	-29.2%	12/31/2022	$3.42	0	$0	0.00%	-29.0%
12/31/2021	4.44	0	0	0.50%	22.6%	12/31/2021	4.62	0	0	0.25%	22.9%	12/31/2021	4.81	0	0	0.00%	23.3%
12/31/2020	3.62	0	0	0.50%	20.4%	12/31/2020	3.76	0	0	0.25%	20.7%	12/31/2020	3.90	0	0	0.00%	21.0%
12/31/2019	3.01	0	0	0.50%	25.3%	12/31/2019	3.11	0	0	0.25%	25.6%	12/31/2019	3.23	0	0	0.00%	25.9%
12/31/2018	2.40	0	0	0.50%	-2.7%	12/31/2018	2.48	0	0	0.25%	-2.5%	12/31/2018	2.56	0	0	0.00%	-2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.2%
2018	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AQR Small Cap Multi-Style Fund N Class - 06-CCF

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$74	$75	4
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$74

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$74	53	$1.39
Band 100	-	-	1.42
Band 75	-	-	1.45
Band 50	-	-	1.48
Band 25	-	-	1.50
Band 0	-	-	1.53
Total	$74	53

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1)
Net gain (loss)			(1)

Increase (decrease) in net assets from operations			$(1)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(1)	-

Increase (decrease) in net assets from operations		(1)	-

Contract owner transactions:
Proceeds from units sold		75	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		75	-
Net increase (decrease)		74	-
Net assets, beginning		-	-
Net assets, ending		$74	$-

Units sold		53	-
Units redeemed		-	-
Net increase (decrease)		53	-
Units outstanding, beginning		-	-
Units outstanding, ending		53	-

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$75
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1)
Net assets			$74

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.39	0	$0	1.25%	-19.5%	12/31/2022	$1.42	0	$0	1.00%	-19.3%	12/31/2022	$1.45	0	$0	0.75%	-19.1%
12/31/2021	1.73	0	0	1.25%	24.6%	12/31/2021	1.76	0	0	1.00%	24.9%	12/31/2021	1.79	0	0	0.75%	25.2%
12/31/2020	1.39	0	0	1.25%	16.3%	12/31/2020	1.41	0	0	1.00%	16.6%	12/31/2020	1.43	0	0	0.75%	16.9%
12/31/2019	1.20	0	0	1.25%	18.6%	12/31/2019	1.21	0	0	1.00%	18.9%	12/31/2019	1.22	0	0	0.75%	19.2%
12/31/2018	1.01	0	0	1.25%	-15.3%	12/31/2018	1.02	0	0	1.00%	-15.1%	12/31/2018	1.03	0	0	0.75%	-14.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.48	0	$0	0.50%	-18.9%	12/31/2022	$1.50	0	$0	0.25%	-18.7%	12/31/2022	$1.53	0	$0	0.00%	-18.5%
12/31/2021	1.82	0	0	0.50%	25.5%	12/31/2021	1.85	0	0	0.25%	25.9%	12/31/2021	1.88	0	0	0.00%	26.2%
12/31/2020	1.45	0	0	0.50%	17.2%	12/31/2020	1.47	0	0	0.25%	17.5%	12/31/2020	1.49	0	0	0.00%	17.8%
12/31/2019	1.24	0	0	0.50%	19.5%	12/31/2019	1.25	0	0	0.25%	19.8%	12/31/2019	1.27	0	0	0.00%	20.1%
12/31/2018	1.04	0	0	0.50%	-14.7%	12/31/2018	1.05	0	0	0.25%	-14.5%	12/31/2018	1.06	0	0	0.00%	-14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust UIT-AQR TM Emerging Multi-Style N Class - 06-4TF

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.69
Band 100	-	-	0.70
Band 75	-	-	0.70
Band 50	-	-	0.70
Band 25	-	-	0.71
Band 0	-	-	0.71
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(13)
Net realized gain (loss)		-	(75)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	(88)

Contract owner transactions:
Proceeds from units sold		-	2,807
Cost of units redeemed		-	(2,719)
Account charges		-	-
Increase (decrease)		-	88
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	4,244
Units redeemed		-	(4,244)
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 2 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,807
Cost of units redeemed/account charges			(2,719)
Net investment income (loss)			(13)
Net realized gain (loss)			(75)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.69	0	$0	1.25%	-22.4%	12/31/2022	$0.70	0	$0	1.00%	-22.2%	12/31/2022	$0.70	0	$0	0.75%	-22.0%
12/31/2021	0.90	0	0	1.25%	-10.4%	12/31/2021	0.90	0	0	1.00%	-10.2%	12/31/2021	0.90	0	0	0.75%	-10.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.70	0	$0	0.50%	-21.8%	12/31/2022	$0.71	0	$0	0.25%	-21.6%	12/31/2022	$0.71	0	$0	0.00%	-21.4%
12/31/2021	0.90	0	0	0.50%	-9.8%	12/31/2021	0.90	0	0	0.25%	-9.7%	12/31/2021	0.91	0	0	0.00%	-9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AQR International Multi-Style Fund N Class - 06-BBB (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.05
Band 100	-	-	1.07
Band 75	-	-	1.09
Band 50	-	-	1.11
Band 25	-	-	1.13
Band 0	-	-	1.15
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.05	0	$0	1.25%	-13.5%	12/31/2022	$1.07	0	$0	1.00%	-13.3%	12/31/2022	$1.09	0	$0	0.75%	-13.0%
12/31/2021	1.21	0	0	1.25%	10.6%	12/31/2021	1.23	0	0	1.00%	10.9%	12/31/2021	1.25	0	0	0.75%	11.1%
12/31/2020	1.09	0	0	1.25%	4.4%	12/31/2020	1.11	0	0	1.00%	4.7%	12/31/2020	1.12	0	0	0.75%	4.9%
12/31/2019	1.05	0	0	1.25%	18.7%	12/31/2019	1.06	0	0	1.00%	19.0%	12/31/2019	1.07	0	0	0.75%	19.3%
12/31/2018	0.88	0	0	1.25%	-16.0%	12/31/2018	0.89	0	0	1.00%	-15.8%	12/31/2018	0.90	0	0	0.75%	-15.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.11	0	$0	0.50%	-12.8%	12/31/2022	$1.13	0	$0	0.25%	-12.6%	12/31/2022	$1.15	0	$0	0.00%	-12.4%
12/31/2021	1.27	0	0	0.50%	11.4%	12/31/2021	1.29	0	0	0.25%	11.7%	12/31/2021	1.31	0	0	0.00%	12.0%
12/31/2020	1.14	0	0	0.50%	5.2%	12/31/2020	1.16	0	0	0.25%	5.5%	12/31/2020	1.17	0	0	0.00%	5.7%
12/31/2019	1.08	0	0	0.50%	19.6%	12/31/2019	1.10	0	0	0.25%	19.9%	12/31/2019	1.11	0	0	0.00%	20.2%
12/31/2018	0.91	0	0	0.50%	-15.4%	12/31/2018	0.91	0	0	0.25%	-15.2%	12/31/2018	0.92	0	0	0.00%	-15.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AQR Large Cap Multi-Style Fund N Class - 06-CCC

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$15,499	$16,980	994
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$15,499

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$15,499	9,919	$1.56
Band 100	-	-	1.59
Band 75	-	-	1.62
Band 50	-	-	1.65
Band 25	-	-	1.69
Band 0	-	-	1.72
Total	$15,499	9,919

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$187
Mortality & expense charges			(266)
Net investment income (loss)			(79)

Gain (loss) on investments:
Net realized gain (loss)			4,506
Realized gain distributions			1,288
Net change in unrealized appreciation (depreciation)			(10,040)
Net gain (loss)			(4,246)

Increase (decrease) in net assets from operations			$(4,325)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(79)	$(174)
Net realized gain (loss)		4,506	2,254
Realized gain distributions		1,288	4,324
Net change in unrealized appreciation (depreciation)		(10,040)	3,249

Increase (decrease) in net assets from operations		(4,325)	9,653

Contract owner transactions:
Proceeds from units sold		749	2,539
Cost of units redeemed		(24,922)	(8,270)
Account charges		-	-
Increase (decrease)		(24,173)	(5,731)
Net increase (decrease)		(28,498)	3,922
Net assets, beginning		43,997	40,075
Net assets, ending		$15,499	$43,997

Units sold		446	1,534
Units redeemed		(13,930)	(4,811)
Net increase (decrease)		(13,484)	(3,277)
Units outstanding, beginning		23,403	26,680
Units outstanding, ending		9,919	23,403

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$97,481
Cost of units redeemed/account charges			(114,584)
Net investment income (loss)			(1,098)
Net realized gain (loss)			22,620
Realized gain distributions			12,561
Net change in unrealized appreciation (depreciation)			(1,481)
Net assets			$15,499

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.56	10	$15	1.25%	-16.9%	12/31/2022	$1.59	0	$0	1.00%	-16.7%	12/31/2022	$1.62	0	$0	0.75%	-16.5%
12/31/2021	1.88	23	44	1.25%	25.2%	12/31/2021	1.91	0	0	1.00%	25.5%	12/31/2021	1.94	0	0	0.75%	25.8%
12/31/2020	1.50	27	40	1.25%	13.2%	12/31/2020	1.52	0	0	1.00%	13.5%	12/31/2020	1.54	0	0	0.75%	13.7%
12/31/2019	1.33	25	33	1.25%	22.5%	12/31/2019	1.34	0	0	1.00%	22.8%	12/31/2019	1.36	0	0	0.75%	23.1%
12/31/2018	1.08	23	25	1.25%	-12.2%	12/31/2018	1.09	0	0	1.00%	-12.0%	12/31/2018	1.10	0	0	0.75%	-11.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.65	0	$0	0.50%	-16.3%	12/31/2022	$1.69	0	$0	0.25%	-16.1%	12/31/2022	$1.72	0	$0	0.00%	-15.8%
12/31/2021	1.98	0	0	0.50%	26.1%	12/31/2021	2.01	0	0	0.25%	26.4%	12/31/2021	2.04	0	0	0.00%	26.7%
12/31/2020	1.57	0	0	0.50%	14.0%	12/31/2020	1.59	0	0	0.25%	14.3%	12/31/2020	1.61	0	0	0.00%	14.6%
12/31/2019	1.37	0	0	0.50%	23.4%	12/31/2019	1.39	0	0	0.25%	23.8%	12/31/2019	1.41	0	0	0.00%	24.1%
12/31/2018	1.11	0	0	0.50%	-11.5%	12/31/2018	1.12	0	0	0.25%	-11.3%	12/31/2018	1.13	0	0	0.00%	-11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.6%
2021	0.9%
2020	1.0%
2019	0.0%
2018	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Ariel International Fund Investor Class - 06-CKV (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.08
Band 100	-	-	1.10
Band 75	-	-	1.12
Band 50	-	-	1.13
Band 25	-	-	1.15
Band 0	-	-	1.17
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$159,076
Cost of units redeemed/account charges			(153,407)
Net investment income (loss)			250
Net realized gain (loss)			(6,240)
Realized gain distributions			321
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.08	0	$0	1.25%	-12.4%	12/31/2022	$1.10	0	$0	1.00%	-12.2%	12/31/2022	$1.12	0	$0	0.75%	-12.0%
12/31/2021	1.23	0	0	1.25%	3.0%	12/31/2021	1.25	0	0	1.00%	3.2%	12/31/2021	1.27	0	0	0.75%	3.5%
12/31/2020	1.20	0	0	1.25%	5.5%	12/31/2020	1.21	0	0	1.00%	5.8%	12/31/2020	1.23	0	0	0.75%	6.1%
12/31/2019	1.13	0	0	1.25%	11.4%	12/31/2019	1.15	0	0	1.00%	11.7%	12/31/2019	1.16	0	0	0.75%	12.0%
12/31/2018	1.02	140	142	1.25%	-10.9%	12/31/2018	1.03	0	0	1.00%	-10.7%	12/31/2018	1.03	0	0	0.75%	-10.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.13	0	$0	0.50%	-11.8%	12/31/2022	$1.15	0	$0	0.25%	-11.5%	12/31/2022	$1.17	0	$0	0.00%	-11.3%
12/31/2021	1.29	0	0	0.50%	3.7%	12/31/2021	1.30	0	0	0.25%	4.0%	12/31/2021	1.32	0	0	0.00%	4.3%
12/31/2020	1.24	0	0	0.50%	6.3%	12/31/2020	1.25	0	0	0.25%	6.6%	12/31/2020	1.27	0	0	0.00%	6.9%
12/31/2019	1.17	0	0	0.50%	12.3%	12/31/2019	1.18	0	0	0.25%	12.6%	12/31/2019	1.19	0	0	0.00%	12.8%
12/31/2018	1.04	0	0	0.50%	-10.3%	12/31/2018	1.05	0	0	0.25%	-10.0%	12/31/2018	1.05	0	0	0.00%	-9.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Ariel Appreciation Fund Investor Class - 06-335

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$127,149	$152,081	3,331
Receivables: investments sold	-
Payables: investments purchased	(1,065)
Net assets	$126,084

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$126,084	37,770	$3.34
Band 100	-	-	3.50
Band 75	-	-	3.68
Band 50	-	-	3.86
Band 25	-	-	4.05
Band 0	-	-	4.32
Total	$126,084	37,770

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$836
Mortality & expense charges			(1,656)
Net investment income (loss)			(820)

Gain (loss) on investments:
Net realized gain (loss)			(193)
Realized gain distributions			11,269
Net change in unrealized appreciation (depreciation)			(30,367)
Net gain (loss)			(19,291)

Increase (decrease) in net assets from operations			$(20,111)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(820)	$(1,199)
Net realized gain (loss)		(193)	(672)
Realized gain distributions		11,269	20,026
Net change in unrealized appreciation (depreciation)		(30,367)	14,004

Increase (decrease) in net assets from operations		(20,111)	32,159

Contract owner transactions:
Proceeds from units sold		8,855	18,729
Cost of units redeemed		(38,516)	(18,799)
Account charges		(9)	(9)
Increase (decrease)		(29,670)	(79)
Net increase (decrease)		(49,781)	32,080
Net assets, beginning		175,865	143,785
Net assets, ending		$126,084	$175,865

Units sold		2,640	4,993
Units redeemed		(10,433)	(5,734)
Net increase (decrease)		(7,793)	(741)
Units outstanding, beginning		45,563	46,304
Units outstanding, ending		37,770	45,563

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$6,812,006
Cost of units redeemed/account charges			(7,722,327)
Net investment income (loss)			(125,944)
Net realized gain (loss)			10,707
Realized gain distributions			1,176,574
Net change in unrealized appreciation (depreciation)			(24,932)
Net assets			$126,084

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.34	38	$126	1.25%	-13.5%	12/31/2022	$3.50	0	$0	1.00%	-13.3%	12/31/2022	$3.68	0	$0	0.75%	-13.1%
12/31/2021	3.86	46	176	1.25%	24.3%	12/31/2021	4.04	0	0	1.00%	24.6%	12/31/2021	4.23	0	0	0.75%	24.9%
12/31/2020	3.11	46	144	1.25%	6.0%	12/31/2020	3.24	0	0	1.00%	6.3%	12/31/2020	3.39	0	0	0.75%	6.6%
12/31/2019	2.93	51	149	1.25%	23.0%	12/31/2019	3.05	0	0	1.00%	23.4%	12/31/2019	3.18	0	0	0.75%	23.7%
12/31/2018	2.38	46	110	1.25%	-15.1%	12/31/2018	2.47	0	0	1.00%	-14.9%	12/31/2018	2.57	0	0	0.75%	-14.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.86	0	$0	0.50%	-12.9%	12/31/2022	$4.05	0	$0	0.25%	-12.6%	12/31/2022	$4.32	0	$0	0.00%	-12.4%
12/31/2021	4.43	0	0	0.50%	25.2%	12/31/2021	4.63	0	0	0.25%	25.5%	12/31/2021	4.93	0	0	0.00%	25.9%
12/31/2020	3.53	0	0	0.50%	6.8%	12/31/2020	3.69	0	0	0.25%	7.1%	12/31/2020	3.92	0	0	0.00%	7.4%
12/31/2019	3.31	0	0	0.50%	24.0%	12/31/2019	3.45	0	0	0.25%	24.3%	12/31/2019	3.65	0	0	0.00%	24.6%
12/31/2018	2.67	0	0	0.50%	-14.4%	12/31/2018	2.77	0	0	0.25%	-14.2%	12/31/2018	2.93	0	0	0.00%	-14.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.6%
2021	0.5%
2020	0.6%
2019	1.1%
2018	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Ariel Fund Investor Class - 06-330

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$78,079	$82,219	1,256
Receivables: investments sold	249
Payables: investments purchased	-
Net assets	$78,328

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$78,328	23,609	$3.32
Band 100	-	-	3.48
Band 75	-	-	3.65
Band 50	-	-	3.83
Band 25	-	-	4.02
Band 0	-	-	4.29
Total	$78,328	23,609

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$337
Mortality & expense charges			(963)
Net investment income (loss)			(626)

Gain (loss) on investments:
Net realized gain (loss)			147
Realized gain distributions			6,094
Net change in unrealized appreciation (depreciation)			(22,916)
Net gain (loss)			(16,675)

Increase (decrease) in net assets from operations			$(17,301)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(626)	$(904)
Net realized gain (loss)		147	153
Realized gain distributions		6,094	4,269
Net change in unrealized appreciation (depreciation)		(22,916)	13,367

Increase (decrease) in net assets from operations		(17,301)	16,885

Contract owner transactions:
Proceeds from units sold		14,137	8,249
Cost of units redeemed		(481)	(368)
Account charges		(14)	(9)
Increase (decrease)		13,642	7,872
Net increase (decrease)		(3,659)	24,757
Net assets, beginning		81,987	57,230
Net assets, ending		$78,328	$81,987

Units sold		3,970	2,099
Units redeemed		(175)	(91)
Net increase (decrease)		3,795	2,008
Units outstanding, beginning		19,814	17,806
Units outstanding, ending		23,609	19,814

* Date of Fund Inception into Variable Account: 6 /1 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$5,669,269
Cost of units redeemed/account charges			(6,569,508)
Net investment income (loss)			(139,269)
Net realized gain (loss)			288,470
Realized gain distributions			833,506
Net change in unrealized appreciation (depreciation)			(4,140)
Net assets			$78,328

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.32	24	$78	1.25%	-19.8%	12/31/2022	$3.48	0	$0	1.00%	-19.6%	12/31/2022	$3.65	0	$0	0.75%	-19.4%
12/31/2021	4.14	20	82	1.25%	28.7%	12/31/2021	4.33	0	0	1.00%	29.1%	12/31/2021	4.53	0	0	0.75%	29.4%
12/31/2020	3.21	18	57	1.25%	8.7%	12/31/2020	3.36	0	0	1.00%	8.9%	12/31/2020	3.50	0	0	0.75%	9.2%
12/31/2019	2.96	149	441	1.25%	23.1%	12/31/2019	3.08	0	0	1.00%	23.4%	12/31/2019	3.21	0	0	0.75%	23.7%
12/31/2018	2.40	146	350	1.25%	-14.8%	12/31/2018	2.50	0	0	1.00%	-14.5%	12/31/2018	2.59	0	0	0.75%	-14.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.83	0	$0	0.50%	-19.2%	12/31/2022	$4.02	0	$0	0.25%	-19.0%	12/31/2022	$4.29	0	$0	0.00%	-18.8%
12/31/2021	4.74	0	0	0.50%	29.7%	12/31/2021	4.97	0	0	0.25%	30.0%	12/31/2021	5.29	0	0	0.00%	30.4%
12/31/2020	3.66	0	0	0.50%	9.5%	12/31/2020	3.82	0	0	0.25%	9.7%	12/31/2020	4.05	0	0	0.00%	10.0%
12/31/2019	3.34	0	0	0.50%	24.0%	12/31/2019	3.48	0	0	0.25%	24.4%	12/31/2019	3.69	0	0	0.00%	24.7%
12/31/2018	2.69	0	0	0.50%	-14.1%	12/31/2018	2.80	0	0	0.25%	-13.9%	12/31/2018	2.96	0	0	0.00%	-13.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.4%
2021	0.1%
2020	0.4%
2019	0.9%
2018	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Auxier Focus Institutional Class - 06-4JY (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.38
Band 100	-	-	1.39
Band 75	-	-	1.40
Band 50	-	-	1.41
Band 25	-	-	1.42
Band 0	-	-	1.43
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 4 /17 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.38	0	$0	1.25%	-5.6%	12/31/2022	$1.39	0	$0	1.00%	-5.3%	12/31/2022	$1.40	0	$0	0.75%	-5.1%
12/31/2021	1.46	0	0	1.25%	17.0%	12/31/2021	1.47	0	0	1.00%	17.3%	12/31/2021	1.47	0	0	0.75%	17.6%
12/31/2020	1.25	0	0	1.25%	24.9%	12/31/2020	1.25	0	0	1.00%	25.1%	12/31/2020	1.25	0	0	0.75%	25.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.41	0	$0	0.50%	-4.9%	12/31/2022	$1.42	0	$0	0.25%	-4.6%	12/31/2022	$1.43	0	$0	0.00%	-4.4%
12/31/2021	1.48	0	0	0.50%	17.9%	12/31/2021	1.49	0	0	0.25%	18.2%	12/31/2021	1.49	0	0	0.00%	18.5%
12/31/2020	1.26	0	0	0.50%	25.6%	12/31/2020	1.26	0	0	0.25%	25.8%	12/31/2020	1.26	0	0	0.00%	26.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Baird Core Plus Bond Inst Class - 06-4RC

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,410,008	$1,434,983	146,218
Receivables: investments sold	33,172
Payables: investments purchased	-
Net assets	$1,443,180

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,443,180	1,710,121	$0.84
Band 100	-	-	0.85
Band 75	-	-	0.85
Band 50	-	-	0.86
Band 25	-	-	0.86
Band 0	-	-	0.87
Total	$1,443,180	1,710,121

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$8,517
Mortality & expense charges			(3,091)
Net investment income (loss)			5,426

Gain (loss) on investments:
Net realized gain (loss)			(974)
Realized gain distributions			86
Net change in unrealized appreciation (depreciation)			(24,975)
Net gain (loss)			(25,863)

Increase (decrease) in net assets from operations			$(20,437)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,426	$-
Net realized gain (loss)		(974)	-
Realized gain distributions		86	-
Net change in unrealized appreciation (depreciation)		(24,975)	-

Increase (decrease) in net assets from operations		(20,437)	-

Contract owner transactions:
Proceeds from units sold		1,489,766	-
Cost of units redeemed		(25,670)	-
Account charges		(479)	-
Increase (decrease)		1,463,617	-
Net increase (decrease)		1,443,180	-
Net assets, beginning		-	-
Net assets, ending		$1,443,180	$-

Units sold		1,741,471	-
Units redeemed		(31,350)	-
Net increase (decrease)		1,710,121	-
Units outstanding, beginning		-	-
Units outstanding, ending		1,710,121	-

* Date of Fund Inception into Variable Account: 9 /29 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,489,766
Cost of units redeemed/account charges			(26,149)
Net investment income (loss)			5,426
Net realized gain (loss)			(974)
Realized gain distributions			86
Net change in unrealized appreciation (depreciation)			(24,975)
Net assets			$1,443,180

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.84	1,710	$1,443	1.25%	-13.9%	12/31/2022	$0.85	0	$0	1.00%	-13.7%	12/31/2022	$0.85	0	$0	0.75%	-13.5%
12/31/2021	0.98	0	0	1.25%	-2.2%	12/31/2021	0.98	0	0	1.00%	-2.0%	12/31/2021	0.99	0	0	0.75%	-1.8%
12/31/2020	1.00	0	0	1.25%	0.3%	12/31/2020	1.00	0	0	1.00%	0.3%	12/31/2020	1.00	0	0	0.75%	0.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.86	0	$0	0.50%	-13.3%	12/31/2022	$0.86	0	$0	0.25%	-13.1%	12/31/2022	$0.87	0	$0	0.00%	-12.9%
12/31/2021	0.99	0	0	0.50%	-1.5%	12/31/2021	0.99	0	0	0.25%	-1.3%	12/31/2021	0.99	0	0	0.00%	-1.0%
12/31/2020	1.00	0	0	0.50%	0.4%	12/31/2020	1.00	0	0	0.25%	0.4%	12/31/2020	1.00	0	0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.2%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Baird Aggregate Bond Inst Class - 06-4TP

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$61,092	$63,667	6,362
Receivables: investments sold	-
Payables: investments purchased	(17)
Net assets	$61,075

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$61,075	70,501	$0.87
Band 100	-	-	0.87
Band 75	-	-	0.87
Band 50	-	-	0.88
Band 25	-	-	0.88
Band 0	-	-	0.89
Total	$61,075	70,501

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$938
Mortality & expense charges			(371)
Net investment income (loss)			567

Gain (loss) on investments:
Net realized gain (loss)			(10)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(2,575)
Net gain (loss)			(2,585)

Increase (decrease) in net assets from operations			$(2,018)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$567	$-
Net realized gain (loss)		(10)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(2,575)	-

Increase (decrease) in net assets from operations		(2,018)	-

Contract owner transactions:
Proceeds from units sold		63,189	-
Cost of units redeemed		-	-
Account charges		(96)	-
Increase (decrease)		63,093	-
Net increase (decrease)		61,075	-
Net assets, beginning		-	-
Net assets, ending		$61,075	$-

Units sold		70,613	-
Units redeemed		(112)	-
Net increase (decrease)		70,501	-
Units outstanding, beginning		-	-
Units outstanding, ending		70,501	-

* Date of Fund Inception into Variable Account: 3 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$63,189
Cost of units redeemed/account charges			(96)
Net investment income (loss)			567
Net realized gain (loss)			(10)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(2,575)
Net assets			$61,075

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.87	71	$61	1.25%	-14.4%	12/31/2022	$0.87	0	$0	1.00%	-14.2%	12/31/2022	$0.87	0	$0	0.75%	-14.0%
12/31/2021	1.01	0	0	1.25%	1.2%	12/31/2021	1.01	0	0	1.00%	1.4%	12/31/2021	1.02	0	0	0.75%	1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.88	0	$0	0.50%	-13.8%	12/31/2022	$0.88	0	$0	0.25%	-13.6%	12/31/2022	$0.89	0	$0	0.00%	-13.4%
12/31/2021	1.02	0	0	0.50%	1.8%	12/31/2021	1.02	0	0	0.25%	2.0%	12/31/2021	1.02	0	0	0.00%	2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.1%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Baird Short-Term Bond Inst Class - 06-4XC (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.94
Band 100	-	-	0.94
Band 75	-	-	0.95
Band 50	-	-	0.95
Band 25	-	-	0.96
Band 0	-	-	0.96
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /17 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.94	0	$0	1.25%	-4.8%	12/31/2022	$0.94	0	$0	1.00%	-4.6%	12/31/2022	$0.95	0	$0	0.75%	-4.4%
12/31/2021	0.99	0	0	1.25%	-1.2%	12/31/2021	0.99	0	0	1.00%	-1.0%	12/31/2021	0.99	0	0	0.75%	-0.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.95	0	$0	0.50%	-4.1%	12/31/2022	$0.96	0	$0	0.25%	-3.9%	12/31/2022	$0.96	0	$0	0.00%	-3.6%
12/31/2021	0.99	0	0	0.50%	-0.8%	12/31/2021	0.99	0	0	0.25%	-0.6%	12/31/2021	1.00	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Equity Dividend Fund Institutional Class - 06-587

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,250,470	$2,614,742	122,749
Receivables: investments sold	-
Payables: investments purchased	(6,609)
Net assets	$2,243,861

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,243,861	895,469	$2.51
Band 100	-	-	2.57
Band 75	-	-	2.64
Band 50	-	-	2.71
Band 25	-	-	2.79
Band 0	-	-	2.86
Total	$2,243,861	895,469

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$34,012
Mortality & expense charges			(25,790)
Net investment income (loss)			8,222

Gain (loss) on investments:
Net realized gain (loss)			(38,931)
Realized gain distributions			225,738
Net change in unrealized appreciation (depreciation)			(292,348)
Net gain (loss)			(105,541)

Increase (decrease) in net assets from operations			$(97,319)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,222	$6,523
Net realized gain (loss)		(38,931)	5,818
Realized gain distributions		225,738	144,954
Net change in unrealized appreciation (depreciation)		(292,348)	(47,259)

Increase (decrease) in net assets from operations		(97,319)	110,036

Contract owner transactions:
Proceeds from units sold		686,154	1,901,172
Cost of units redeemed		(389,576)	(318,525)
Account charges		(695)	(1,149)
Increase (decrease)		295,883	1,581,498
Net increase (decrease)		198,564	1,691,534
Net assets, beginning		2,045,297	353,763
Net assets, ending		$2,243,861	$2,045,297

Units sold		275,734	736,245
Units redeemed		(154,310)	(121,332)
Net increase (decrease)		121,424	614,913
Units outstanding, beginning		774,045	159,132
Units outstanding, ending		895,469	774,045

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$22,422,973
Cost of units redeemed/account charges			(21,267,946)
Net investment income (loss)			117,361
Net realized gain (loss)			125,161
Realized gain distributions			1,210,584
Net change in unrealized appreciation (depreciation)			(364,272)
Net assets			$2,243,861

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.51	895	$2,244	1.25%	-5.2%	12/31/2022	$2.57	0	$0	1.00%	-4.9%	12/31/2022	$2.64	0	$0	0.75%	-4.7%
12/31/2021	2.64	774	2,045	1.25%	18.9%	12/31/2021	2.71	0	0	1.00%	19.2%	12/31/2021	2.77	0	0	0.75%	19.5%
12/31/2020	2.22	159	354	1.25%	2.6%	12/31/2020	2.27	0	0	1.00%	2.9%	12/31/2020	2.32	0	0	0.75%	3.1%
12/31/2019	2.17	406	879	1.25%	25.9%	12/31/2019	2.21	0	0	1.00%	26.3%	12/31/2019	2.25	0	0	0.75%	26.6%
12/31/2018	1.72	425	731	1.25%	-8.3%	12/31/2018	1.75	0	0	1.00%	-8.1%	12/31/2018	1.78	0	0	0.75%	-7.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.71	0	$0	0.50%	-4.5%	12/31/2022	$2.79	0	$0	0.25%	-4.2%	12/31/2022	$2.86	0	$0	0.00%	-4.0%
12/31/2021	2.84	0	0	0.50%	19.8%	12/31/2021	2.91	0	0	0.25%	20.1%	12/31/2021	2.98	0	0	0.00%	20.4%
12/31/2020	2.37	0	0	0.50%	3.4%	12/31/2020	2.42	0	0	0.25%	3.7%	12/31/2020	2.48	0	0	0.00%	3.9%
12/31/2019	2.29	0	0	0.50%	26.9%	12/31/2019	2.34	0	0	0.25%	27.2%	12/31/2019	2.38	0	0	0.00%	27.5%
12/31/2018	1.81	0	0	0.50%	-7.6%	12/31/2018	1.84	0	0	0.25%	-7.4%	12/31/2018	1.87	0	0	0.00%	-7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.6%
2021	1.6%
2020	1.4%
2019	2.0%
2018	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Total Return Fund A Class - 06-093

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,432	$12,062	1,181
Receivables: investments sold	243
Payables: investments purchased	-
Net assets	$11,675

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,675	12,289	$0.95
Band 100	-	-	0.97
Band 75	-	-	0.99
Band 50	-	-	1.01
Band 25	-	-	1.03
Band 0	-	-	1.05
Total	$11,675	12,289

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$2,193
Mortality & expense charges			(1,195)
Net investment income (loss)			998

Gain (loss) on investments:
Net realized gain (loss)			(23,702)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			721
Net gain (loss)			(22,981)

Increase (decrease) in net assets from operations			$(21,983)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$998	$575
Net realized gain (loss)		(23,702)	(31)
Realized gain distributions		-	678
Net change in unrealized appreciation (depreciation)		721	(4,379)

Increase (decrease) in net assets from operations		(21,983)	(3,157)

Contract owner transactions:
Proceeds from units sold		12,505	17,556
Cost of units redeemed		(114,462)	(17,731)
Account charges		(73)	(34)
Increase (decrease)		(102,030)	(209)
Net increase (decrease)		(124,013)	(3,366)
Net assets, beginning		135,688	139,054
Net assets, ending		$11,675	$135,688

Units sold		15,222	15,551
Units redeemed		(123,595)	(15,820)
Net increase (decrease)		(108,373)	(269)
Units outstanding, beginning		120,662	120,931
Units outstanding, ending		12,289	120,662

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,129,620
Cost of units redeemed/account charges			(2,191,467)
Net investment income (loss)			75,974
Net realized gain (loss)			(10,956)
Realized gain distributions			9,134
Net change in unrealized appreciation (depreciation)			(630)
Net assets			$11,675

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.95	12	$12	1.25%	-15.5%	12/31/2022	$0.97	0	$0	1.00%	-15.3%	12/31/2022	$0.99	0	$0	0.75%	-15.1%
12/31/2021	1.12	121	136	1.25%	-2.2%	12/31/2021	1.14	0	0	1.00%	-2.0%	12/31/2021	1.16	0	0	0.75%	-1.7%
12/31/2020	1.15	121	139	1.25%	7.2%	12/31/2020	1.17	0	0	1.00%	7.5%	12/31/2020	1.18	0	0	0.75%	7.8%
12/31/2019	1.07	124	133	1.25%	8.2%	12/31/2019	1.09	0	0	1.00%	8.5%	12/31/2019	1.10	0	0	0.75%	8.8%
12/31/2018	0.99	1,139	1,129	1.25%	-2.4%	12/31/2018	1.00	0	0	1.00%	-2.2%	12/31/2018	1.01	0	0	0.75%	-2.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.01	0	$0	0.50%	-14.9%	12/31/2022	$1.03	0	$0	0.25%	-14.7%	12/31/2022	$1.05	0	$0	0.00%	-14.5%
12/31/2021	1.18	0	0	0.50%	-1.5%	12/31/2021	1.21	0	0	0.25%	-1.2%	12/31/2021	1.23	0	0	0.00%	-1.0%
12/31/2020	1.20	0	0	0.50%	8.1%	12/31/2020	1.22	0	0	0.25%	8.3%	12/31/2020	1.24	0	0	0.00%	8.6%
12/31/2019	1.11	0	0	0.50%	9.0%	12/31/2019	1.13	0	0	0.25%	9.3%	12/31/2019	1.14	0	0	0.00%	9.6%
12/31/2018	1.02	0	0	0.50%	-1.7%	12/31/2018	1.03	0	0	0.25%	-1.5%	12/31/2018	1.04	0	0	0.00%	-1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.0%
2021	1.6%
2020	2.0%
2019	5.1%
2018	3.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Total Return Fund R Class - 06-901

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$77,271	$91,197	7,827
Receivables: investments sold	67
Payables: investments purchased	-
Net assets	$77,338

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$77,338	83,128	$0.93
Band 100	-	-	0.95
Band 75	-	-	0.97
Band 50	-	-	0.99
Band 25	-	-	1.01
Band 0	-	-	1.03
Total	$77,338	83,128

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,784
Mortality & expense charges			(1,006)
Net investment income (loss)			778

Gain (loss) on investments:
Net realized gain (loss)			(3,140)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(12,440)
Net gain (loss)			(15,580)

Increase (decrease) in net assets from operations			$(14,802)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$778	$291
Net realized gain (loss)		(3,140)	243
Realized gain distributions		-	761
Net change in unrealized appreciation (depreciation)		(12,440)	(6,821)

Increase (decrease) in net assets from operations		(14,802)	(5,526)

Contract owner transactions:
Proceeds from units sold		14,669	58,961
Cost of units redeemed		(61,937)	(135,992)
Account charges		(87)	(88)
Increase (decrease)		(47,355)	(77,119)
Net increase (decrease)		(62,157)	(82,645)
Net assets, beginning		139,495	222,140
Net assets, ending		$77,338	$139,495

Units sold		15,107	53,186
Units redeemed		(58,300)	(122,870)
Net increase (decrease)		(43,193)	(69,684)
Units outstanding, beginning		126,321	196,005
Units outstanding, ending		83,128	126,321

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$460,876
Cost of units redeemed/account charges			(382,537)
Net investment income (loss)			9,484
Net realized gain (loss)			(5,424)
Realized gain distributions			8,865
Net change in unrealized appreciation (depreciation)			(13,926)
Net assets			$77,338

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.93	83	$77	1.25%	-15.8%	12/31/2022	$0.95	0	$0	1.00%	-15.5%	12/31/2022	$0.97	0	$0	0.75%	-15.3%
12/31/2021	1.10	126	139	1.25%	-2.6%	12/31/2021	1.12	0	0	1.00%	-2.3%	12/31/2021	1.14	0	0	0.75%	-2.1%
12/31/2020	1.13	196	222	1.25%	7.0%	12/31/2020	1.15	0	0	1.00%	7.3%	12/31/2020	1.17	0	0	0.75%	7.6%
12/31/2019	1.06	185	196	1.25%	7.8%	12/31/2019	1.07	0	0	1.00%	8.1%	12/31/2019	1.09	0	0	0.75%	8.4%
12/31/2018	0.98	193	189	1.25%	-2.7%	12/31/2018	0.99	0	0	1.00%	-2.4%	12/31/2018	1.00	0	0	0.75%	-2.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.99	0	$0	0.50%	-15.1%	12/31/2022	$1.01	0	$0	0.25%	-14.9%	12/31/2022	$1.03	0	$0	0.00%	-14.7%
12/31/2021	1.16	0	0	0.50%	-1.8%	12/31/2021	1.18	0	0	0.25%	-1.6%	12/31/2021	1.20	0	0	0.00%	-1.3%
12/31/2020	1.19	0	0	0.50%	7.8%	12/31/2020	1.20	0	0	0.25%	8.1%	12/31/2020	1.22	0	0	0.00%	8.4%
12/31/2019	1.10	0	0	0.50%	8.7%	12/31/2019	1.11	0	0	0.25%	8.9%	12/31/2019	1.13	0	0	0.00%	9.2%
12/31/2018	1.01	0	0	0.50%	-1.9%	12/31/2018	1.02	0	0	0.25%	-1.7%	12/31/2018	1.03	0	0	0.00%	-1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.6%
2021	1.4%
2020	1.6%
2019	2.2%
2018	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Health Sciences Opportunities Portfolio Institutional Class - 06-CGM

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$383,519	$422,307	5,480
Receivables: investments sold	191
Payables: investments purchased	-
Net assets	$383,710

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$383,710	200,173	$1.92
Band 100	-	-	1.95
Band 75	-	-	1.99
Band 50	-	-	2.02
Band 25	-	-	2.06
Band 0	-	-	2.10
Total	$383,710	200,173

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$2,347
Mortality & expense charges			(5,787)
Net investment income (loss)			(3,440)

Gain (loss) on investments:
Net realized gain (loss)			(36,794)
Realized gain distributions			34,095
Net change in unrealized appreciation (depreciation)			(38,063)
Net gain (loss)			(40,762)

Increase (decrease) in net assets from operations			$(44,202)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,440)	$(21,425)
Net realized gain (loss)		(36,794)	651,212
Realized gain distributions		34,095	97,906
Net change in unrealized appreciation (depreciation)		(38,063)	(483,134)

Increase (decrease) in net assets from operations		(44,202)	244,559

Contract owner transactions:
Proceeds from units sold		59,187	575,838
Cost of units redeemed		(189,712)	(3,229,647)
Account charges		-	(3)
Increase (decrease)		(130,525)	(2,653,812)
Net increase (decrease)		(174,727)	(2,409,253)
Net assets, beginning		558,437	2,967,690
Net assets, ending		$383,710	$558,437

Units sold		32,332	299,649
Units redeemed		(103,481)	(1,624,329)
Net increase (decrease)		(71,149)	(1,324,680)
Units outstanding, beginning		271,322	1,596,002
Units outstanding, ending		200,173	271,322

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$4,039,429
Cost of units redeemed/account charges			(4,645,484)
Net investment income (loss)			(56,828)
Net realized gain (loss)			720,787
Realized gain distributions			364,594
Net change in unrealized appreciation (depreciation)			(38,788)
Net assets			$383,710

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.92	200	$384	1.25%	-6.9%	12/31/2022	$1.95	0	$0	1.00%	-6.6%	12/31/2022	$1.99	0	$0	0.75%	-6.4%
12/31/2021	2.06	271	558	1.25%	10.7%	12/31/2021	2.09	0	0	1.00%	11.0%	12/31/2021	2.12	0	0	0.75%	11.2%
12/31/2020	1.86	1,596	2,968	1.25%	18.3%	12/31/2020	1.88	0	0	1.00%	18.6%	12/31/2020	1.91	0	0	0.75%	18.9%
12/31/2019	1.57	1,293	2,032	1.25%	24.1%	12/31/2019	1.59	0	0	1.00%	24.4%	12/31/2019	1.60	0	0	0.75%	24.7%
12/31/2018	1.27	389	493	1.25%	6.9%	12/31/2018	1.28	0	0	1.00%	7.2%	12/31/2018	1.29	0	0	0.75%	7.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.02	0	$0	0.50%	-6.2%	12/31/2022	$2.06	0	$0	0.25%	-5.9%	12/31/2022	$2.10	0	$0	0.00%	-5.7%
12/31/2021	2.15	0	0	0.50%	11.5%	12/31/2021	2.19	0	0	0.25%	11.8%	12/31/2021	2.22	0	0	0.00%	12.1%
12/31/2020	1.93	0	0	0.50%	19.2%	12/31/2020	1.96	0	0	0.25%	19.5%	12/31/2020	1.98	0	0	0.00%	19.8%
12/31/2019	1.62	0	0	0.50%	25.0%	12/31/2019	1.64	0	0	0.25%	25.3%	12/31/2019	1.65	0	0	0.00%	25.6%
12/31/2018	1.30	0	0	0.50%	7.7%	12/31/2018	1.31	0	0	0.25%	8.0%	12/31/2018	1.32	0	0	0.00%	8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.5%
2021	0.2%
2020	0.2%
2019	0.8%
2018	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Health Sciences Opportunities Portfolio R Class - 06-CGN

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$111,383	$107,117	1,732
Receivables: investments sold	-
Payables: investments purchased	(1,030)
Net assets	$110,353

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$96,999	52,815	$1.84
Band 100	13,354	7,143	1.87
Band 75	-	-	1.90
Band 50	-	-	1.94
Band 25	-	-	1.97
Band 0	-	-	2.01
Total	$110,353	59,958

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$40
Mortality & expense charges			(1,821)
Net investment income (loss)			(1,781)

Gain (loss) on investments:
Net realized gain (loss)			(30,228)
Realized gain distributions			11,302
Net change in unrealized appreciation (depreciation)			4,827
Net gain (loss)			(14,099)

Increase (decrease) in net assets from operations			$(15,880)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,781)	$(2,877)
Net realized gain (loss)		(30,228)	18,480
Realized gain distributions		11,302	22,196
Net change in unrealized appreciation (depreciation)		4,827	(13,684)

Increase (decrease) in net assets from operations		(15,880)	24,115

Contract owner transactions:
Proceeds from units sold		450,219	453,104
Cost of units redeemed		(535,482)	(442,422)
Account charges		(52)	(10)
Increase (decrease)		(85,315)	10,672
Net increase (decrease)		(101,195)	34,787
Net assets, beginning		211,548	176,761
Net assets, ending		$110,353	$211,548

Units sold		257,544	242,931
Units redeemed		(304,110)	(234,327)
Net increase (decrease)		(46,566)	8,604
Units outstanding, beginning		106,524	97,920
Units outstanding, ending		59,958	106,524

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,242,861
Cost of units redeemed/account charges			(1,179,164)
Net investment income (loss)			(7,508)
Net realized gain (loss)			3,495
Realized gain distributions			46,403
Net change in unrealized appreciation (depreciation)			4,266
Net assets			$110,353

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.84	53	$97	1.25%	-7.4%	12/31/2022	$1.87	7	$13	1.00%	-7.2%	12/31/2022	$1.90	0	$0	0.75%	-7.0%
12/31/2021	1.98	99	196	1.25%	10.0%	12/31/2021	2.01	8	15	1.00%	10.3%	12/31/2021	2.05	0	0	0.75%	10.6%
12/31/2020	1.80	90	162	1.25%	17.6%	12/31/2020	1.83	8	15	1.00%	17.9%	12/31/2020	1.85	0	0	0.75%	18.2%
12/31/2019	1.53	52	80	1.25%	23.3%	12/31/2019	1.55	8	13	1.00%	23.6%	12/31/2019	1.57	0	0	0.75%	24.0%
12/31/2018	1.24	15	19	1.25%	6.3%	12/31/2018	1.25	9	11	1.00%	6.6%	12/31/2018	1.26	0	0	0.75%	6.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.94	0	$0	0.50%	-6.7%	12/31/2022	$1.97	0	$0	0.25%	-6.5%	12/31/2022	$2.01	0	$0	0.00%	-6.3%
12/31/2021	2.08	0	0	0.50%	10.8%	12/31/2021	2.11	0	0	0.25%	11.1%	12/31/2021	2.14	0	0	0.00%	11.4%
12/31/2020	1.87	0	0	0.50%	18.5%	12/31/2020	1.90	0	0	0.25%	18.8%	12/31/2020	1.92	0	0	0.00%	19.1%
12/31/2019	1.58	0	0	0.50%	24.3%	12/31/2019	1.60	0	0	0.25%	24.6%	12/31/2019	1.61	0	0	0.00%	24.9%
12/31/2018	1.27	0	0	0.50%	7.1%	12/31/2018	1.28	0	0	0.25%	7.4%	12/31/2018	1.29	0	0	0.00%	7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.1%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock High Yield Bond Portfolio Service Class - 06-CHP

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$68,763	$78,645	10,354
Receivables: investments sold	-
Payables: investments purchased	(8)
Net assets	$68,755

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$68,755	56,720	$1.21
Band 100	-	-	1.23
Band 75	-	-	1.26
Band 50	-	-	1.28
Band 25	-	-	1.30
Band 0	-	-	1.32
Total	$68,755	56,720

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$3,824
Mortality & expense charges			(909)
Net investment income (loss)			2,915

Gain (loss) on investments:
Net realized gain (loss)			(809)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(11,625)
Net gain (loss)			(12,434)

Increase (decrease) in net assets from operations			$(9,519)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,915	$2,450
Net realized gain (loss)		(809)	52
Realized gain distributions		-	287
Net change in unrealized appreciation (depreciation)		(11,625)	419

Increase (decrease) in net assets from operations		(9,519)	3,208

Contract owner transactions:
Proceeds from units sold		4,123	4,616
Cost of units redeemed		(6,213)	(947)
Account charges		(68)	(88)
Increase (decrease)		(2,158)	3,581
Net increase (decrease)		(11,677)	6,789
Net assets, beginning		80,432	73,643
Net assets, ending		$68,755	$80,432

Units sold		3,304	3,554
Units redeemed		(5,109)	(896)
Net increase (decrease)		(1,805)	2,658
Units outstanding, beginning		58,525	55,867
Units outstanding, ending		56,720	58,525

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$291,034
Cost of units redeemed/account charges			(222,454)
Net investment income (loss)			9,034
Net realized gain (loss)			620
Realized gain distributions			403
Net change in unrealized appreciation (depreciation)			(9,882)
Net assets			$68,755

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.21	57	$69	1.25%	-11.8%	12/31/2022	$1.23	0	$0	1.00%	-11.6%	12/31/2022	$1.26	0	$0	0.75%	-11.4%
12/31/2021	1.37	59	80	1.25%	4.3%	12/31/2021	1.40	0	0	1.00%	4.5%	12/31/2021	1.42	0	0	0.75%	4.8%
12/31/2020	1.32	56	74	1.25%	4.1%	12/31/2020	1.34	0	0	1.00%	4.4%	12/31/2020	1.35	0	0	0.75%	4.6%
12/31/2019	1.27	75	94	1.25%	13.8%	12/31/2019	1.28	0	0	1.00%	14.0%	12/31/2019	1.29	0	0	0.75%	14.3%
12/31/2018	1.11	7	8	1.25%	-4.4%	12/31/2018	1.12	0	0	1.00%	-4.1%	12/31/2018	1.13	0	0	0.75%	-3.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.28	0	$0	0.50%	-11.1%	12/31/2022	$1.30	0	$0	0.25%	-10.9%	12/31/2022	$1.32	0	$0	0.00%	-10.7%
12/31/2021	1.44	0	0	0.50%	5.0%	12/31/2021	1.46	0	0	0.25%	5.3%	12/31/2021	1.48	0	0	0.00%	5.6%
12/31/2020	1.37	0	0	0.50%	4.9%	12/31/2020	1.39	0	0	0.25%	5.2%	12/31/2020	1.41	0	0	0.00%	5.4%
12/31/2019	1.31	0	0	0.50%	14.6%	12/31/2019	1.32	0	0	0.25%	14.9%	12/31/2019	1.33	0	0	0.00%	15.2%
12/31/2018	1.14	0	0	0.50%	-3.6%	12/31/2018	1.15	0	0	0.25%	-3.4%	12/31/2018	1.16	0	0	0.00%	-3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	5.1%
2021	4.4%
2020	4.1%
2019	2.6%
2018	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock High Yield Bond Portfolio R Class - 06-CHR

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$24,591	$27,723	3,725
Receivables: investments sold	108
Payables: investments purchased	-
Net assets	$24,699

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$24,699	20,883	$1.18
Band 100	-	-	1.20
Band 75	-	-	1.23
Band 50	-	-	1.25
Band 25	-	-	1.27
Band 0	-	-	1.29
Total	$24,699	20,883

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,222
Mortality & expense charges			(306)
Net investment income (loss)			916

Gain (loss) on investments:
Net realized gain (loss)			(258)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(3,899)
Net gain (loss)			(4,157)

Increase (decrease) in net assets from operations			$(3,241)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$916	$797
Net realized gain (loss)		(258)	301
Realized gain distributions		-	89
Net change in unrealized appreciation (depreciation)		(3,899)	(119)

Increase (decrease) in net assets from operations		(3,241)	1,068

Contract owner transactions:
Proceeds from units sold		5,012	4,738
Cost of units redeemed		(2,067)	(7,274)
Account charges		(70)	(63)
Increase (decrease)		2,875	(2,599)
Net increase (decrease)		(366)	(1,531)
Net assets, beginning		25,065	26,596
Net assets, ending		$24,699	$25,065

Units sold		4,076	3,588
Units redeemed		(1,801)	(5,507)
Net increase (decrease)		2,275	(1,919)
Units outstanding, beginning		18,608	20,527
Units outstanding, ending		20,883	18,608

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$36,993
Cost of units redeemed/account charges			(13,053)
Net investment income (loss)			3,727
Net realized gain (loss)			28
Realized gain distributions			136
Net change in unrealized appreciation (depreciation)			(3,132)
Net assets			$24,699

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.18	21	$25	1.25%	-12.2%	12/31/2022	$1.20	0	$0	1.00%	-12.0%	12/31/2022	$1.23	0	$0	0.75%	-11.8%
12/31/2021	1.35	19	25	1.25%	4.0%	12/31/2021	1.37	0	0	1.00%	4.2%	12/31/2021	1.39	0	0	0.75%	4.5%
12/31/2020	1.30	21	27	1.25%	3.9%	12/31/2020	1.31	0	0	1.00%	4.2%	12/31/2020	1.33	0	0	0.75%	4.5%
12/31/2019	1.25	17	21	1.25%	13.4%	12/31/2019	1.26	0	0	1.00%	13.7%	12/31/2019	1.27	0	0	0.75%	14.0%
12/31/2018	1.10	15	16	1.25%	-4.8%	12/31/2018	1.11	0	0	1.00%	-4.6%	12/31/2018	1.12	0	0	0.75%	-4.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.25	0	$0	0.50%	-11.5%	12/31/2022	$1.27	0	$0	0.25%	-11.3%	12/31/2022	$1.29	0	$0	0.00%	-11.1%
12/31/2021	1.41	0	0	0.50%	4.7%	12/31/2021	1.43	0	0	0.25%	5.0%	12/31/2021	1.45	0	0	0.00%	5.3%
12/31/2020	1.35	0	0	0.50%	4.7%	12/31/2020	1.36	0	0	0.25%	5.0%	12/31/2020	1.38	0	0	0.00%	5.3%
12/31/2019	1.29	0	0	0.50%	14.2%	12/31/2019	1.30	0	0	0.25%	14.5%	12/31/2019	1.31	0	0	0.00%	14.8%
12/31/2018	1.13	0	0	0.50%	-4.1%	12/31/2018	1.13	0	0	0.25%	-3.9%	12/31/2018	1.14	0	0	0.00%	-3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	4.9%
2021	4.4%
2020	4.6%
2019	5.2%
2018	7.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Global Dividend Portfolio K Class - 06-CVH (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.35
Band 100	-	-	1.37
Band 75	-	-	1.39
Band 50	-	-	1.41
Band 25	-	-	1.43
Band 0	-	-	1.45
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$16,912
Cost of units redeemed/account charges			(18,344)
Net investment income (loss)			323
Net realized gain (loss)			193
Realized gain distributions			916
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.35	0	$0	1.25%	-14.7%	12/31/2022	$1.37	0	$0	1.00%	-14.5%	12/31/2022	$1.39	0	$0	0.75%	-14.3%
12/31/2021	1.58	0	0	1.25%	16.4%	12/31/2021	1.60	0	0	1.00%	16.7%	12/31/2021	1.62	0	0	0.75%	17.0%
12/31/2020	1.36	0	0	1.25%	5.6%	12/31/2020	1.37	0	0	1.00%	5.8%	12/31/2020	1.38	0	0	0.75%	6.1%
12/31/2019	1.28	7	10	1.25%	21.4%	12/31/2019	1.29	0	0	1.00%	21.7%	12/31/2019	1.30	0	0	0.75%	22.0%
12/31/2018	1.06	6	6	1.25%	-11.5%	12/31/2018	1.06	0	0	1.00%	-11.3%	12/31/2018	1.07	0	0	0.75%	-11.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.41	0	$0	0.50%	-14.1%	12/31/2022	$1.43	0	$0	0.25%	-13.8%	12/31/2022	$1.45	0	$0	0.00%	-13.6%
12/31/2021	1.64	0	0	0.50%	17.3%	12/31/2021	1.66	0	0	0.25%	17.6%	12/31/2021	1.68	0	0	0.00%	17.9%
12/31/2020	1.40	0	0	0.50%	6.4%	12/31/2020	1.41	0	0	0.25%	6.6%	12/31/2020	1.43	0	0	0.00%	6.9%
12/31/2019	1.31	0	0	0.50%	22.3%	12/31/2019	1.32	0	0	0.25%	22.6%	12/31/2019	1.33	0	0	0.00%	22.9%
12/31/2018	1.08	0	0	0.50%	-10.9%	12/31/2018	1.08	0	0	0.25%	-10.6%	12/31/2018	1.09	0	0	0.00%	-10.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	3.8%
2019	3.1%
2018	4.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Health Sciences Opportunities Portfolio K Class - 06-CVJ

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,551,396	$2,850,792	36,702
Receivables: investments sold	21,429
Payables: investments purchased	-
Net assets	$2,572,825

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,572,825	1,268,470	$2.03
Band 100	-	-	2.06
Band 75	-	-	2.09
Band 50	-	-	2.12
Band 25	-	-	2.16
Band 0	-	-	2.19
Total	$2,572,825	1,268,470

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$17,726
Mortality & expense charges			(35,620)
Net investment income (loss)			(17,894)

Gain (loss) on investments:
Net realized gain (loss)			(198,168)
Realized gain distributions			203,067
Net change in unrealized appreciation (depreciation)			(252,970)
Net gain (loss)			(248,071)

Increase (decrease) in net assets from operations			$(265,965)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(17,894)	$(16,835)
Net realized gain (loss)		(198,168)	93,932
Realized gain distributions		203,067	241,803
Net change in unrealized appreciation (depreciation)		(252,970)	(152,046)

Increase (decrease) in net assets from operations		(265,965)	166,854

Contract owner transactions:
Proceeds from units sold		400,331	3,188,544
Cost of units redeemed		(1,049,830)	(534,302)
Account charges		(1,126)	(962)
Increase (decrease)		(650,625)	2,653,280
Net increase (decrease)		(916,590)	2,820,134
Net assets, beginning		3,489,415	669,281
Net assets, ending		$2,572,825	$3,489,415

Units sold		203,706	1,537,650
Units redeemed		(539,211)	(274,534)
Net increase (decrease)		(335,505)	1,263,116
Units outstanding, beginning		1,603,975	340,859
Units outstanding, ending		1,268,470	1,603,975

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$4,294,464
Cost of units redeemed/account charges			(1,789,158)
Net investment income (loss)			(41,252)
Net realized gain (loss)			(85,889)
Realized gain distributions			494,056
Net change in unrealized appreciation (depreciation)			(299,396)
Net assets			$2,572,825

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.03	1,268	$2,573	1.25%	-6.8%	12/31/2022	$2.06	0	$0	1.00%	-6.5%	12/31/2022	$2.09	0	$0	0.75%	-6.3%
12/31/2021	2.18	1,604	3,489	1.25%	10.8%	12/31/2021	2.20	0	0	1.00%	11.1%	12/31/2021	2.23	0	0	0.75%	11.4%
12/31/2020	1.96	341	669	1.25%	18.4%	12/31/2020	1.98	0	0	1.00%	18.7%	12/31/2020	2.00	0	0	0.75%	19.0%
12/31/2019	1.66	252	418	1.25%	24.2%	12/31/2019	1.67	0	0	1.00%	24.5%	12/31/2019	1.68	0	0	0.75%	24.8%
12/31/2018	1.34	102	136	1.25%	7.0%	12/31/2018	1.34	0	0	1.00%	7.3%	12/31/2018	1.35	0	0	0.75%	7.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.12	0	$0	0.50%	-6.1%	12/31/2022	$2.16	0	$0	0.25%	-5.8%	12/31/2022	$2.19	0	$0	0.00%	-5.6%
12/31/2021	2.26	0	0	0.50%	11.6%	12/31/2021	2.29	0	0	0.25%	11.9%	12/31/2021	2.32	0	0	0.00%	12.2%
12/31/2020	2.02	0	0	0.50%	19.3%	12/31/2020	2.04	0	0	0.25%	19.6%	12/31/2020	2.07	0	0	0.00%	19.9%
12/31/2019	1.70	0	0	0.50%	25.1%	12/31/2019	1.71	0	0	0.25%	25.4%	12/31/2019	1.72	0	0	0.00%	25.7%
12/31/2018	1.36	0	0	0.50%	7.8%	12/31/2018	1.36	0	0	0.25%	8.1%	12/31/2018	1.37	0	0	0.00%	8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.6%
2021	0.4%
2020	0.3%
2019	0.8%
2018	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock LifePath Index 2025 Fund K Class - 06-CVM

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,948,730	$5,408,084	362,537
Receivables: investments sold	-
Payables: investments purchased	(3,717)
Net assets	$4,945,013

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,945,013	4,001,791	$1.24
Band 100	-	-	1.25
Band 75	-	-	1.27
Band 50	-	-	1.29
Band 25	-	-	1.31
Band 0	-	-	1.33
Total	$4,945,013	4,001,791

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$109,054
Mortality & expense charges			(56,128)
Net investment income (loss)			52,926

Gain (loss) on investments:
Net realized gain (loss)			(39,637)
Realized gain distributions			1,490
Net change in unrealized appreciation (depreciation)			(821,264)
Net gain (loss)			(859,411)

Increase (decrease) in net assets from operations			$(806,485)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$52,926	$37,692
Net realized gain (loss)		(39,637)	17,657
Realized gain distributions		1,490	16,467
Net change in unrealized appreciation (depreciation)		(821,264)	110,940

Increase (decrease) in net assets from operations		(806,485)	182,756

Contract owner transactions:
Proceeds from units sold		2,145,714	3,406,896
Cost of units redeemed		(738,280)	(1,201,800)
Account charges		(15,646)	(10,988)
Increase (decrease)		1,391,788	2,194,108
Net increase (decrease)		585,303	2,376,864
Net assets, beginning		4,359,710	1,982,846
Net assets, ending		$4,945,013	$4,359,710

Units sold		1,655,178	2,318,571
Units redeemed		(588,244)	(819,845)
Net increase (decrease)		1,066,934	1,498,726
Units outstanding, beginning		2,934,857	1,436,131
Units outstanding, ending		4,001,791	2,934,857

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$7,595,293
Cost of units redeemed/account charges			(2,307,259)
Net investment income (loss)			105,474
Net realized gain (loss)			(14,449)
Realized gain distributions			25,308
Net change in unrealized appreciation (depreciation)			(459,354)
Net assets			$4,945,013

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.24	4,002	$4,945	1.25%	-16.8%	12/31/2022	$1.25	0	$0	1.00%	-16.6%	12/31/2022	$1.27	0	$0	0.75%	-16.4%
12/31/2021	1.49	2,935	4,360	1.25%	7.6%	12/31/2021	1.50	0	0	1.00%	7.9%	12/31/2021	1.52	0	0	0.75%	8.1%
12/31/2020	1.38	1,436	1,983	1.25%	11.0%	12/31/2020	1.39	0	0	1.00%	11.3%	12/31/2020	1.41	0	0	0.75%	11.6%
12/31/2019	1.24	0	0	1.25%	17.5%	12/31/2019	1.25	0	0	1.00%	17.8%	12/31/2019	1.26	0	0	0.75%	18.1%
12/31/2018	1.06	0	0	1.25%	-6.0%	12/31/2018	1.06	0	0	1.00%	-5.7%	12/31/2018	1.07	0	0	0.75%	-5.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.29	0	$0	0.50%	-16.2%	12/31/2022	$1.31	0	$0	0.25%	-16.0%	12/31/2022	$1.33	0	$0	0.00%	-15.8%
12/31/2021	1.54	0	0	0.50%	8.4%	12/31/2021	1.56	0	0	0.25%	8.7%	12/31/2021	1.58	0	0	0.00%	8.9%
12/31/2020	1.42	0	0	0.50%	11.9%	12/31/2020	1.44	0	0	0.25%	12.1%	12/31/2020	1.45	0	0	0.00%	12.4%
12/31/2019	1.27	0	0	0.50%	18.4%	12/31/2019	1.28	0	0	0.25%	18.7%	12/31/2019	1.29	0	0	0.00%	19.0%
12/31/2018	1.07	0	0	0.50%	-5.3%	12/31/2018	1.08	0	0	0.25%	-5.0%	12/31/2018	1.09	0	0	0.00%	-4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.3%
2021	2.4%
2020	3.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock LifePath Index 2030 Fund K Class - 06-CVN

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,362,680	$4,953,055	300,702
Receivables: investments sold	-
Payables: investments purchased	(35,574)
Net assets	$4,327,106

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,327,106	3,342,419	$1.29
Band 100	-	-	1.31
Band 75	-	-	1.33
Band 50	-	-	1.35
Band 25	-	-	1.38
Band 0	-	-	1.40
Total	$4,327,106	3,342,419

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$97,732
Mortality & expense charges			(52,160)
Net investment income (loss)			45,572

Gain (loss) on investments:
Net realized gain (loss)			(21,186)
Realized gain distributions			5,484
Net change in unrealized appreciation (depreciation)			(835,258)
Net gain (loss)			(850,960)

Increase (decrease) in net assets from operations			$(805,388)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$45,572	$38,603
Net realized gain (loss)		(21,186)	28,847
Realized gain distributions		5,484	19,055
Net change in unrealized appreciation (depreciation)		(835,258)	62,766

Increase (decrease) in net assets from operations		(805,388)	149,271

Contract owner transactions:
Proceeds from units sold		893,463	5,445,442
Cost of units redeemed		(236,315)	(2,345,451)
Account charges		(6,506)	(6,632)
Increase (decrease)		650,642	3,093,359
Net increase (decrease)		(154,746)	3,242,630
Net assets, beginning		4,481,852	1,239,222
Net assets, ending		$4,327,106	$4,481,852

Units sold		693,334	3,499,092
Units redeemed		(208,812)	(1,510,676)
Net increase (decrease)		484,522	1,988,416
Units outstanding, beginning		2,857,897	869,481
Units outstanding, ending		3,342,419	2,857,897

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$7,608,530
Cost of units redeemed/account charges			(2,818,546)
Net investment income (loss)			92,897
Net realized gain (loss)			8,477
Realized gain distributions			26,123
Net change in unrealized appreciation (depreciation)			(590,375)
Net assets			$4,327,106

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.29	3,342	$4,327	1.25%	-17.4%	12/31/2022	$1.31	0	$0	1.00%	-17.2%	12/31/2022	$1.33	0	$0	0.75%	-17.0%
12/31/2021	1.57	2,858	4,482	1.25%	10.0%	12/31/2021	1.59	0	0	1.00%	10.3%	12/31/2021	1.61	0	0	0.75%	10.6%
12/31/2020	1.43	869	1,239	1.25%	11.6%	12/31/2020	1.44	0	0	1.00%	11.9%	12/31/2020	1.45	0	0	0.75%	12.2%
12/31/2019	1.28	0	0	1.25%	19.6%	12/31/2019	1.29	0	0	1.00%	19.9%	12/31/2019	1.30	0	0	0.75%	20.2%
12/31/2018	1.07	0	0	1.25%	-6.7%	12/31/2018	1.07	0	0	1.00%	-6.5%	12/31/2018	1.08	0	0	0.75%	-6.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.35	0	$0	0.50%	-16.8%	12/31/2022	$1.38	0	$0	0.25%	-16.6%	12/31/2022	$1.40	0	$0	0.00%	-16.4%
12/31/2021	1.63	0	0	0.50%	10.9%	12/31/2021	1.65	0	0	0.25%	11.1%	12/31/2021	1.67	0	0	0.00%	11.4%
12/31/2020	1.47	0	0	0.50%	12.5%	12/31/2020	1.48	0	0	0.25%	12.8%	12/31/2020	1.50	0	0	0.00%	13.0%
12/31/2019	1.31	0	0	0.50%	20.5%	12/31/2019	1.32	0	0	0.25%	20.8%	12/31/2019	1.33	0	0	0.00%	21.1%
12/31/2018	1.08	0	0	0.50%	-6.0%	12/31/2018	1.09	0	0	0.25%	-5.8%	12/31/2018	1.10	0	0	0.00%	-5.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.2%
2021	2.4%
2020	2.8%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock LifePath Index 2035 Fund K Class - 06-CVP

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,680,030	$1,889,365	109,582
Receivables: investments sold	968
Payables: investments purchased	-
Net assets	$1,680,998

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,680,998	1,243,456	$1.35
Band 100	-	-	1.37
Band 75	-	-	1.39
Band 50	-	-	1.41
Band 25	-	-	1.44
Band 0	-	-	1.46
Total	$1,680,998	1,243,456

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$35,024
Mortality & expense charges			(19,509)
Net investment income (loss)			15,515

Gain (loss) on investments:
Net realized gain (loss)			(4,329)
Realized gain distributions			1,626
Net change in unrealized appreciation (depreciation)			(318,617)
Net gain (loss)			(321,320)

Increase (decrease) in net assets from operations			$(305,805)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$15,515	$13,915
Net realized gain (loss)		(4,329)	43,445
Realized gain distributions		1,626	4,453
Net change in unrealized appreciation (depreciation)		(318,617)	21,465

Increase (decrease) in net assets from operations		(305,805)	83,278

Contract owner transactions:
Proceeds from units sold		447,142	1,208,180
Cost of units redeemed		(99,539)	(74,184)
Account charges		(3,576)	(3,370)
Increase (decrease)		344,027	1,130,626
Net increase (decrease)		38,222	1,213,904
Net assets, beginning		1,642,776	428,872
Net assets, ending		$1,680,998	$1,642,776

Units sold		320,971	752,575
Units redeemed		(72,712)	(49,489)
Net increase (decrease)		248,259	703,086
Units outstanding, beginning		995,197	292,111
Units outstanding, ending		1,243,456	995,197

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,363,222
Cost of units redeemed/account charges			(554,868)
Net investment income (loss)			33,127
Net realized gain (loss)			42,236
Realized gain distributions			6,616
Net change in unrealized appreciation (depreciation)			(209,335)
Net assets			$1,680,998

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.35	1,243	$1,681	1.25%	-18.1%	12/31/2022	$1.37	0	$0	1.00%	-17.9%	12/31/2022	$1.39	0	$0	0.75%	-17.7%
12/31/2021	1.65	995	1,643	1.25%	12.4%	12/31/2021	1.67	0	0	1.00%	12.7%	12/31/2021	1.69	0	0	0.75%	13.0%
12/31/2020	1.47	292	429	1.25%	12.3%	12/31/2020	1.48	0	0	1.00%	12.6%	12/31/2020	1.50	0	0	0.75%	12.9%
12/31/2019	1.31	0	0	1.25%	21.6%	12/31/2019	1.32	0	0	1.00%	21.9%	12/31/2019	1.33	0	0	0.75%	22.2%
12/31/2018	1.08	0	0	1.25%	-7.5%	12/31/2018	1.08	0	0	1.00%	-7.3%	12/31/2018	1.09	0	0	0.75%	-7.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.41	0	$0	0.50%	-17.5%	12/31/2022	$1.44	0	$0	0.25%	-17.3%	12/31/2022	$1.46	0	$0	0.00%	-17.1%
12/31/2021	1.71	0	0	0.50%	13.3%	12/31/2021	1.74	0	0	0.25%	13.6%	12/31/2021	1.76	0	0	0.00%	13.8%
12/31/2020	1.51	0	0	0.50%	13.2%	12/31/2020	1.53	0	0	0.25%	13.4%	12/31/2020	1.54	0	0	0.00%	13.7%
12/31/2019	1.34	0	0	0.50%	22.5%	12/31/2019	1.35	0	0	0.25%	22.8%	12/31/2019	1.36	0	0	0.00%	23.1%
12/31/2018	1.09	0	0	0.50%	-6.8%	12/31/2018	1.10	0	0	0.25%	-6.6%	12/31/2018	1.10	0	0	0.00%	-6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.1%
2021	2.4%
2020	3.7%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock LifePath Index 2040 Fund K Class - 06-CVR

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,922,827	$6,630,623	368,413
Receivables: investments sold	1,258
Payables: investments purchased	-
Net assets	$5,924,085

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,924,085	4,221,677	$1.40
Band 100	-	-	1.42
Band 75	-	-	1.45
Band 50	-	-	1.47
Band 25	-	-	1.49
Band 0	-	-	1.51
Total	$5,924,085	4,221,677

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$119,338
Mortality & expense charges			(70,175)
Net investment income (loss)			49,163

Gain (loss) on investments:
Net realized gain (loss)			(25,107)
Realized gain distributions			8,287
Net change in unrealized appreciation (depreciation)			(1,195,762)
Net gain (loss)			(1,212,582)

Increase (decrease) in net assets from operations			$(1,163,419)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$49,163	$51,959
Net realized gain (loss)		(25,107)	32,180
Realized gain distributions		8,287	18,854
Net change in unrealized appreciation (depreciation)		(1,195,762)	206,952

Increase (decrease) in net assets from operations		(1,163,419)	309,945

Contract owner transactions:
Proceeds from units sold		1,538,120	6,706,319
Cost of units redeemed		(489,916)	(2,633,533)
Account charges		(8,599)	(6,841)
Increase (decrease)		1,039,605	4,065,945
Net increase (decrease)		(123,814)	4,375,890
Net assets, beginning		6,047,899	1,672,009
Net assets, ending		$5,924,085	$6,047,899

Units sold		1,054,977	3,949,988
Units redeemed		(338,339)	(1,555,526)
Net increase (decrease)		716,638	2,394,462
Units outstanding, beginning		3,505,039	1,110,577
Units outstanding, ending		4,221,677	3,505,039

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$10,315,761
Cost of units redeemed/account charges			(3,832,015)
Net investment income (loss)			111,872
Net realized gain (loss)			8,732
Realized gain distributions			27,531
Net change in unrealized appreciation (depreciation)			(707,796)
Net assets			$5,924,085

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.40	4,222	$5,924	1.25%	-18.7%	12/31/2022	$1.42	0	$0	1.00%	-18.5%	12/31/2022	$1.45	0	$0	0.75%	-18.3%
12/31/2021	1.73	3,505	6,048	1.25%	14.6%	12/31/2021	1.75	0	0	1.00%	14.9%	12/31/2021	1.77	0	0	0.75%	15.2%
12/31/2020	1.51	1,111	1,672	1.25%	12.7%	12/31/2020	1.52	0	0	1.00%	13.0%	12/31/2020	1.54	0	0	0.75%	13.2%
12/31/2019	1.34	0	0	1.25%	23.5%	12/31/2019	1.35	0	0	1.00%	23.8%	12/31/2019	1.36	0	0	0.75%	24.1%
12/31/2018	1.08	0	0	1.25%	-8.2%	12/31/2018	1.09	0	0	1.00%	-8.0%	12/31/2018	1.09	0	0	0.75%	-7.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.47	0	$0	0.50%	-18.1%	12/31/2022	$1.49	0	$0	0.25%	-17.9%	12/31/2022	$1.51	0	$0	0.00%	-17.7%
12/31/2021	1.79	0	0	0.50%	15.5%	12/31/2021	1.82	0	0	0.25%	15.8%	12/31/2021	1.84	0	0	0.00%	16.1%
12/31/2020	1.55	0	0	0.50%	13.5%	12/31/2020	1.57	0	0	0.25%	13.8%	12/31/2020	1.58	0	0	0.00%	14.1%
12/31/2019	1.37	0	0	0.50%	24.4%	12/31/2019	1.38	0	0	0.25%	24.7%	12/31/2019	1.39	0	0	0.00%	25.0%
12/31/2018	1.10	0	0	0.50%	-7.5%	12/31/2018	1.10	0	0	0.25%	-7.3%	12/31/2018	1.11	0	0	0.00%	-7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.0%
2021	2.4%
2020	2.6%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock LifePath Index 2045 Fund K Class - 06-CVT

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,584,763	$2,961,889	152,937
Receivables: investments sold	-
Payables: investments purchased	(124)
Net assets	$2,584,639

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,584,639	1,789,137	$1.44
Band 100	-	-	1.47
Band 75	-	-	1.49
Band 50	-	-	1.51
Band 25	-	-	1.53
Band 0	-	-	1.56
Total	$2,584,639	1,789,137

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$48,535
Mortality & expense charges			(30,448)
Net investment income (loss)			18,087

Gain (loss) on investments:
Net realized gain (loss)			2,523
Realized gain distributions			272
Net change in unrealized appreciation (depreciation)			(540,554)
Net gain (loss)			(537,759)

Increase (decrease) in net assets from operations			$(519,672)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$18,087	$17,411
Net realized gain (loss)		2,523	7,965
Realized gain distributions		272	5,532
Net change in unrealized appreciation (depreciation)		(540,554)	93,525

Increase (decrease) in net assets from operations		(519,672)	124,433

Contract owner transactions:
Proceeds from units sold		1,107,135	1,565,292
Cost of units redeemed		(93,175)	(19,864)
Account charges		(7,714)	(3,136)
Increase (decrease)		1,006,246	1,542,292
Net increase (decrease)		486,574	1,666,725
Net assets, beginning		2,098,065	431,340
Net assets, ending		$2,584,639	$2,098,065

Units sold		679,098	907,714
Units redeemed		(65,431)	(13,410)
Net increase (decrease)		613,667	894,304
Units outstanding, beginning		1,175,470	281,166
Units outstanding, ending		1,789,137	1,175,470

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$3,270,536
Cost of units redeemed/account charges			(376,826)
Net investment income (loss)			38,003
Net realized gain (loss)			24,149
Realized gain distributions			5,903
Net change in unrealized appreciation (depreciation)			(377,126)
Net assets			$2,584,639

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.44	1,789	$2,585	1.25%	-19.1%	12/31/2022	$1.47	0	$0	1.00%	-18.9%	12/31/2022	$1.49	0	$0	0.75%	-18.7%
12/31/2021	1.78	1,175	2,098	1.25%	16.3%	12/31/2021	1.81	0	0	1.00%	16.6%	12/31/2021	1.83	0	0	0.75%	16.9%
12/31/2020	1.53	281	431	1.25%	13.2%	12/31/2020	1.55	0	0	1.00%	13.5%	12/31/2020	1.57	0	0	0.75%	13.8%
12/31/2019	1.35	0	0	1.25%	24.7%	12/31/2019	1.37	0	0	1.00%	25.0%	12/31/2019	1.38	0	0	0.75%	25.3%
12/31/2018	1.09	0	0	1.25%	-8.7%	12/31/2018	1.09	0	0	1.00%	-8.4%	12/31/2018	1.10	0	0	0.75%	-8.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.51	0	$0	0.50%	-18.5%	12/31/2022	$1.53	0	$0	0.25%	-18.2%	12/31/2022	$1.56	0	$0	0.00%	-18.0%
12/31/2021	1.85	0	0	0.50%	17.2%	12/31/2021	1.88	0	0	0.25%	17.5%	12/31/2021	1.90	0	0	0.00%	17.8%
12/31/2020	1.58	0	0	0.50%	14.1%	12/31/2020	1.60	0	0	0.25%	14.4%	12/31/2020	1.61	0	0	0.00%	14.6%
12/31/2019	1.39	0	0	0.50%	25.6%	12/31/2019	1.40	0	0	0.25%	25.9%	12/31/2019	1.41	0	0	0.00%	26.3%
12/31/2018	1.10	0	0	0.50%	-8.0%	12/31/2018	1.11	0	0	0.25%	-7.7%	12/31/2018	1.12	0	0	0.00%	-7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.1%
2021	2.4%
2020	2.4%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock LifePath Index 2050 Fund K Class - 06-CVV

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,609,124	$3,021,555	150,417
Receivables: investments sold	616
Payables: investments purchased	-
Net assets	$2,609,740

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,609,740	1,785,271	$1.46
Band 100	-	-	1.48
Band 75	-	-	1.51
Band 50	-	-	1.53
Band 25	-	-	1.55
Band 0	-	-	1.58
Total	$2,609,740	1,785,271

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$45,424
Mortality & expense charges			(30,365)
Net investment income (loss)			15,059

Gain (loss) on investments:
Net realized gain (loss)			(9,709)
Realized gain distributions			3,628
Net change in unrealized appreciation (depreciation)			(531,111)
Net gain (loss)			(537,192)

Increase (decrease) in net assets from operations			$(522,133)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$15,059	$20,872
Net realized gain (loss)		(9,709)	26,498
Realized gain distributions		3,628	3,660
Net change in unrealized appreciation (depreciation)		(531,111)	58,455

Increase (decrease) in net assets from operations		(522,133)	109,485

Contract owner transactions:
Proceeds from units sold		790,505	3,231,351
Cost of units redeemed		(171,421)	(1,186,368)
Account charges		(5,007)	(3,207)
Increase (decrease)		614,077	2,041,776
Net increase (decrease)		91,944	2,151,261
Net assets, beginning		2,517,796	366,535
Net assets, ending		$2,609,740	$2,517,796

Units sold		509,297	1,819,931
Units redeemed		(113,286)	(667,852)
Net increase (decrease)		396,011	1,152,079
Units outstanding, beginning		1,389,260	237,181
Units outstanding, ending		1,785,271	1,389,260

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$4,450,574
Cost of units redeemed/account charges			(1,491,362)
Net investment income (loss)			38,016
Net realized gain (loss)			17,582
Realized gain distributions			7,361
Net change in unrealized appreciation (depreciation)			(412,431)
Net assets			$2,609,740

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.46	1,785	$2,610	1.25%	-19.3%	12/31/2022	$1.48	0	$0	1.00%	-19.1%	12/31/2022	$1.51	0	$0	0.75%	-18.9%
12/31/2021	1.81	1,389	2,518	1.25%	17.3%	12/31/2021	1.84	0	0	1.00%	17.6%	12/31/2021	1.86	0	0	0.75%	17.9%
12/31/2020	1.55	237	367	1.25%	13.6%	12/31/2020	1.56	0	0	1.00%	13.9%	12/31/2020	1.58	0	0	0.75%	14.2%
12/31/2019	1.36	0	0	1.25%	25.2%	12/31/2019	1.37	0	0	1.00%	25.5%	12/31/2019	1.38	0	0	0.75%	25.8%
12/31/2018	1.09	0	0	1.25%	-9.0%	12/31/2018	1.09	0	0	1.00%	-8.7%	12/31/2018	1.10	0	0	0.75%	-8.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.53	0	$0	0.50%	-18.7%	12/31/2022	$1.55	0	$0	0.25%	-18.5%	12/31/2022	$1.58	0	$0	0.00%	-18.3%
12/31/2021	1.88	0	0	0.50%	18.2%	12/31/2021	1.91	0	0	0.25%	18.5%	12/31/2021	1.93	0	0	0.00%	18.7%
12/31/2020	1.59	0	0	0.50%	14.5%	12/31/2020	1.61	0	0	0.25%	14.8%	12/31/2020	1.63	0	0	0.00%	15.0%
12/31/2019	1.39	0	0	0.50%	26.1%	12/31/2019	1.40	0	0	0.25%	26.5%	12/31/2019	1.41	0	0	0.00%	26.8%
12/31/2018	1.10	0	0	0.50%	-8.3%	12/31/2018	1.11	0	0	0.25%	-8.1%	12/31/2018	1.11	0	0	0.00%	-7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.8%
2021	2.4%
2020	2.4%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock LifePath Index 2055 Fund K Class - 06-CVW

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,027,434	$2,233,510	113,867
Receivables: investments sold	554
Payables: investments purchased	-
Net assets	$2,027,988

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,027,988	1,384,830	$1.46
Band 100	-	-	1.49
Band 75	-	-	1.51
Band 50	-	-	1.53
Band 25	-	-	1.56
Band 0	-	-	1.58
Total	$2,027,988	1,384,830

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$33,765
Mortality & expense charges			(23,366)
Net investment income (loss)			10,399

Gain (loss) on investments:
Net realized gain (loss)			(16,988)
Realized gain distributions			2,335
Net change in unrealized appreciation (depreciation)			(388,379)
Net gain (loss)			(403,032)

Increase (decrease) in net assets from operations			$(392,633)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$10,399	$16,338
Net realized gain (loss)		(16,988)	35,124
Realized gain distributions		2,335	949
Net change in unrealized appreciation (depreciation)		(388,379)	93,951

Increase (decrease) in net assets from operations		(392,633)	146,362

Contract owner transactions:
Proceeds from units sold		776,762	1,512,061
Cost of units redeemed		(356,623)	(184,345)
Account charges		(4,517)	(3,852)
Increase (decrease)		415,622	1,323,864
Net increase (decrease)		22,989	1,470,226
Net assets, beginning		2,004,999	534,773
Net assets, ending		$2,027,988	$2,004,999

Units sold		519,862	864,945
Units redeemed		(239,377)	(106,387)
Net increase (decrease)		280,485	758,558
Units outstanding, beginning		1,104,345	345,787
Units outstanding, ending		1,384,830	1,104,345

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,937,741
Cost of units redeemed/account charges			(756,116)
Net investment income (loss)			30,009
Net realized gain (loss)			19,047
Realized gain distributions			3,383
Net change in unrealized appreciation (depreciation)			(206,076)
Net assets			$2,027,988

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.46	1,385	$2,028	1.25%	-19.3%	12/31/2022	$1.49	0	$0	1.00%	-19.1%	12/31/2022	$1.51	0	$0	0.75%	-18.9%
12/31/2021	1.82	1,104	2,005	1.25%	17.4%	12/31/2021	1.84	0	0	1.00%	17.7%	12/31/2021	1.86	0	0	0.75%	18.0%
12/31/2020	1.55	346	535	1.25%	13.6%	12/31/2020	1.56	0	0	1.00%	13.9%	12/31/2020	1.58	0	0	0.75%	14.2%
12/31/2019	1.36	0	0	1.25%	25.3%	12/31/2019	1.37	0	0	1.00%	25.6%	12/31/2019	1.38	0	0	0.75%	25.9%
12/31/2018	1.09	0	0	1.25%	-9.0%	12/31/2018	1.09	0	0	1.00%	-8.8%	12/31/2018	1.10	0	0	0.75%	-8.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.53	0	$0	0.50%	-18.7%	12/31/2022	$1.56	0	$0	0.25%	-18.5%	12/31/2022	$1.58	0	$0	0.00%	-18.3%
12/31/2021	1.89	0	0	0.50%	18.3%	12/31/2021	1.91	0	0	0.25%	18.6%	12/31/2021	1.93	0	0	0.00%	18.9%
12/31/2020	1.59	0	0	0.50%	14.4%	12/31/2020	1.61	0	0	0.25%	14.7%	12/31/2020	1.63	0	0	0.00%	15.0%
12/31/2019	1.39	0	0	0.50%	26.3%	12/31/2019	1.40	0	0	0.25%	26.6%	12/31/2019	1.41	0	0	0.00%	26.9%
12/31/2018	1.10	0	0	0.50%	-8.3%	12/31/2018	1.11	0	0	0.25%	-8.1%	12/31/2018	1.11	0	0	0.00%	-7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.7%
2021	2.4%
2020	2.4%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock LifePath Index 2060 Fund K Class - 06-CVX

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,020,461	$1,159,518	64,182
Receivables: investments sold	-
Payables: investments purchased	(598)
Net assets	$1,019,863

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,019,863	696,648	$1.46
Band 100	-	-	1.49
Band 75	-	-	1.51
Band 50	-	-	1.53
Band 25	-	-	1.56
Band 0	-	-	1.58
Total	$1,019,863	696,648

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$15,929
Mortality & expense charges			(10,604)
Net investment income (loss)			5,325

Gain (loss) on investments:
Net realized gain (loss)			(4,289)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(174,425)
Net gain (loss)			(178,714)

Increase (decrease) in net assets from operations			$(173,389)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,325	$6,841
Net realized gain (loss)		(4,289)	10,054
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(174,425)	18,356

Increase (decrease) in net assets from operations		(173,389)	35,251

Contract owner transactions:
Proceeds from units sold		472,962	1,074,026
Cost of units redeemed		(125,856)	(366,361)
Account charges		(1,907)	(1,203)
Increase (decrease)		345,199	706,462
Net increase (decrease)		171,810	741,713
Net assets, beginning		848,053	106,340
Net assets, ending		$1,019,863	$848,053

Units sold		312,305	604,688
Units redeemed		(82,922)	(206,165)
Net increase (decrease)		229,383	398,523
Units outstanding, beginning		467,265	68,742
Units outstanding, ending		696,648	467,265

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,689,975
Cost of units redeemed/account charges			(549,848)
Net investment income (loss)			12,837
Net realized gain (loss)			5,956
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(139,057)
Net assets			$1,019,863

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.46	697	$1,020	1.25%	-19.3%	12/31/2022	$1.49	0	$0	1.00%	-19.1%	12/31/2022	$1.51	0	$0	0.75%	-18.9%
12/31/2021	1.81	467	848	1.25%	17.3%	12/31/2021	1.84	0	0	1.00%	17.6%	12/31/2021	1.86	0	0	0.75%	17.9%
12/31/2020	1.55	69	106	1.25%	13.6%	12/31/2020	1.56	0	0	1.00%	13.9%	12/31/2020	1.58	0	0	0.75%	14.2%
12/31/2019	1.36	0	0	1.25%	25.3%	12/31/2019	1.37	0	0	1.00%	25.7%	12/31/2019	1.38	0	0	0.75%	26.0%
12/31/2018	1.09	0	0	1.25%	-9.0%	12/31/2018	1.09	0	0	1.00%	-8.8%	12/31/2018	1.10	0	0	0.75%	-8.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.53	0	$0	0.50%	-18.7%	12/31/2022	$1.56	0	$0	0.25%	-18.5%	12/31/2022	$1.58	0	$0	0.00%	-18.3%
12/31/2021	1.89	0	0	0.50%	18.2%	12/31/2021	1.91	0	0	0.25%	18.5%	12/31/2021	1.93	0	0	0.00%	18.8%
12/31/2020	1.59	0	0	0.50%	14.5%	12/31/2020	1.61	0	0	0.25%	14.8%	12/31/2020	1.63	0	0	0.00%	15.1%
12/31/2019	1.39	0	0	0.50%	26.3%	12/31/2019	1.40	0	0	0.25%	26.6%	12/31/2019	1.41	0	0	0.00%	26.9%
12/31/2018	1.10	0	0	0.50%	-8.3%	12/31/2018	1.11	0	0	0.25%	-8.1%	12/31/2018	1.11	0	0	0.00%	-7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.7%
2021	2.4%
2020	2.6%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock LifePath Index Retirement Fund K Class - 06-CVY

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$882,411	$1,003,533	72,310
Receivables: investments sold	-
Payables: investments purchased	(223)
Net assets	$882,188

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$882,188	757,211	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.20
Band 50	-	-	1.22
Band 25	-	-	1.24
Band 0	-	-	1.26
Total	$882,188	757,211

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$23,986
Mortality & expense charges			(12,905)
Net investment income (loss)			11,081

Gain (loss) on investments:
Net realized gain (loss)			(23,013)
Realized gain distributions			1,672
Net change in unrealized appreciation (depreciation)			(185,377)
Net gain (loss)			(206,718)

Increase (decrease) in net assets from operations			$(195,637)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11,081	$11,653
Net realized gain (loss)		(23,013)	7,594
Realized gain distributions		1,672	8,811
Net change in unrealized appreciation (depreciation)		(185,377)	19,847

Increase (decrease) in net assets from operations		(195,637)	47,905

Contract owner transactions:
Proceeds from units sold		193,345	667,947
Cost of units redeemed		(455,205)	(171,588)
Account charges		(3,500)	(4,125)
Increase (decrease)		(265,360)	492,234
Net increase (decrease)		(460,997)	540,139
Net assets, beginning		1,343,185	803,046
Net assets, ending		$882,188	$1,343,185

Units sold		161,438	484,332
Units redeemed		(369,737)	(128,366)
Net increase (decrease)		(208,299)	355,966
Units outstanding, beginning		965,510	609,544
Units outstanding, ending		757,211	965,510

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,406,969
Cost of units redeemed/account charges			(1,439,353)
Net investment income (loss)			26,689
Net realized gain (loss)			(6,601)
Realized gain distributions			15,606
Net change in unrealized appreciation (depreciation)			(121,122)
Net assets			$882,188

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.17	757	$882	1.25%	-16.3%	12/31/2022	$1.18	0	$0	1.00%	-16.0%	12/31/2022	$1.20	0	$0	0.75%	-15.8%
12/31/2021	1.39	966	1,343	1.25%	5.6%	12/31/2021	1.41	0	0	1.00%	5.9%	12/31/2021	1.43	0	0	0.75%	6.1%
12/31/2020	1.32	610	803	1.25%	10.8%	12/31/2020	1.33	0	0	1.00%	11.1%	12/31/2020	1.34	0	0	0.75%	11.4%
12/31/2019	1.19	0	0	1.25%	14.5%	12/31/2019	1.20	0	0	1.00%	14.7%	12/31/2019	1.21	0	0	0.75%	15.0%
12/31/2018	1.04	0	0	1.25%	-4.7%	12/31/2018	1.04	0	0	1.00%	-4.5%	12/31/2018	1.05	0	0	0.75%	-4.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.22	0	$0	0.50%	-15.6%	12/31/2022	$1.24	0	$0	0.25%	-15.4%	12/31/2022	$1.26	0	$0	0.00%	-15.2%
12/31/2021	1.44	0	0	0.50%	6.4%	12/31/2021	1.46	0	0	0.25%	6.7%	12/31/2021	1.48	0	0	0.00%	6.9%
12/31/2020	1.36	0	0	0.50%	11.7%	12/31/2020	1.37	0	0	0.25%	11.9%	12/31/2020	1.39	0	0	0.00%	12.2%
12/31/2019	1.22	0	0	0.50%	15.3%	12/31/2019	1.23	0	0	0.25%	15.6%	12/31/2019	1.24	0	0	0.00%	15.9%
12/31/2018	1.05	0	0	0.50%	-4.0%	12/31/2018	1.06	0	0	0.25%	-3.7%	12/31/2018	1.07	0	0	0.00%	-3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.2%
2021	2.2%
2020	2.1%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Total Return Fund K Class - 06-CWC

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,991,255	$5,776,781	507,794
Receivables: investments sold	21,714
Payables: investments purchased	-
Net assets	$5,012,969

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,012,969	5,100,478	$0.98
Band 100	-	-	1.00
Band 75	-	-	1.01
Band 50	-	-	1.03
Band 25	-	-	1.04
Band 0	-	-	1.06
Total	$5,012,969	5,100,478

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$153,425
Mortality & expense charges			(65,923)
Net investment income (loss)			87,502

Gain (loss) on investments:
Net realized gain (loss)			(275,124)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(708,199)
Net gain (loss)			(983,323)

Increase (decrease) in net assets from operations			$(895,821)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$87,502	$45,174
Net realized gain (loss)		(275,124)	(5,383)
Realized gain distributions		-	27,746
Net change in unrealized appreciation (depreciation)		(708,199)	(190,531)

Increase (decrease) in net assets from operations		(895,821)	(122,994)

Contract owner transactions:
Proceeds from units sold		2,673,276	905,549
Cost of units redeemed		(2,318,069)	(1,411,423)
Account charges		(9,279)	(8,832)
Increase (decrease)		345,928	(514,706)
Net increase (decrease)		(549,893)	(637,700)
Net assets, beginning		5,562,862	6,200,562
Net assets, ending		$5,012,969	$5,562,862

Units sold		2,855,375	784,113
Units redeemed		(2,554,146)	(1,231,201)
Net increase (decrease)		301,229	(447,088)
Units outstanding, beginning		4,799,249	5,246,337
Units outstanding, ending		5,100,478	4,799,249

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$12,546,762
Cost of units redeemed/account charges			(7,047,125)
Net investment income (loss)			260,786
Net realized gain (loss)			(212,076)
Realized gain distributions			250,148
Net change in unrealized appreciation (depreciation)			(785,526)
Net assets			$5,012,969

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.98	5,100	$5,013	1.25%	-15.2%	12/31/2022	$1.00	0	$0	1.00%	-15.0%	12/31/2022	$1.01	0	$0	0.75%	-14.8%
12/31/2021	1.16	4,799	5,563	1.25%	-1.9%	12/31/2021	1.17	0	0	1.00%	-1.7%	12/31/2021	1.19	0	0	0.75%	-1.4%
12/31/2020	1.18	5,246	6,201	1.25%	7.8%	12/31/2020	1.19	0	0	1.00%	8.0%	12/31/2020	1.21	0	0	0.75%	8.3%
12/31/2019	1.10	3,135	3,438	1.25%	8.5%	12/31/2019	1.11	0	0	1.00%	8.8%	12/31/2019	1.11	0	0	0.75%	9.1%
12/31/2018	1.01	1,680	1,698	1.25%	-2.1%	12/31/2018	1.02	0	0	1.00%	-1.8%	12/31/2018	1.02	0	0	0.75%	-1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.03	0	$0	0.50%	-14.6%	12/31/2022	$1.04	0	$0	0.25%	-14.4%	12/31/2022	$1.06	0	$0	0.00%	-14.1%
12/31/2021	1.20	0	0	0.50%	-1.2%	12/31/2021	1.22	0	0	0.25%	-0.9%	12/31/2021	1.23	0	0	0.00%	-0.7%
12/31/2020	1.22	0	0	0.50%	8.6%	12/31/2020	1.23	0	0	0.25%	8.8%	12/31/2020	1.24	0	0	0.00%	9.1%
12/31/2019	1.12	0	0	0.50%	9.4%	12/31/2019	1.13	0	0	0.25%	9.6%	12/31/2019	1.14	0	0	0.00%	9.9%
12/31/2018	1.03	0	0	0.50%	-1.3%	12/31/2018	1.03	0	0	0.25%	-1.1%	12/31/2018	1.04	0	0	0.00%	-0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.9%
2021	2.0%
2020	2.5%
2019	2.4%
2018	4.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Equity Dividend Fund K Class - 06-FRW

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$521,060	$593,799	28,543
Receivables: investments sold	428
Payables: investments purchased	-
Net assets	$521,488

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$521,488	354,387	$1.47
Band 100	-	-	1.49
Band 75	-	-	1.51
Band 50	-	-	1.53
Band 25	-	-	1.56
Band 0	-	-	1.58
Total	$521,488	354,387

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$8,768
Mortality & expense charges			(6,625)
Net investment income (loss)			2,143

Gain (loss) on investments:
Net realized gain (loss)			(336)
Realized gain distributions			54,570
Net change in unrealized appreciation (depreciation)			(81,706)
Net gain (loss)			(27,472)

Increase (decrease) in net assets from operations			$(25,329)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,143	$1,488
Net realized gain (loss)		(336)	2,175
Realized gain distributions		54,570	56,876
Net change in unrealized appreciation (depreciation)		(81,706)	29,226

Increase (decrease) in net assets from operations		(25,329)	89,765

Contract owner transactions:
Proceeds from units sold		64,329	108,974
Cost of units redeemed		(105,255)	(69,292)
Account charges		(42)	(2)
Increase (decrease)		(40,968)	39,680
Net increase (decrease)		(66,297)	129,445
Net assets, beginning		587,785	458,340
Net assets, ending		$521,488	$587,785

Units sold		43,690	75,795
Units redeemed		(68,687)	(48,479)
Net increase (decrease)		(24,997)	27,316
Units outstanding, beginning		379,384	352,068
Units outstanding, ending		354,387	379,384

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$783,066
Cost of units redeemed/account charges			(396,706)
Net investment income (loss)			12,285
Net realized gain (loss)			(27,980)
Realized gain distributions			223,562
Net change in unrealized appreciation (depreciation)			(72,739)
Net assets			$521,488

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.47	354	$521	1.25%	-5.0%	12/31/2022	$1.49	0	$0	1.00%	-4.8%	12/31/2022	$1.51	0	$0	0.75%	-4.5%
12/31/2021	1.55	379	588	1.25%	19.0%	12/31/2021	1.57	0	0	1.00%	19.3%	12/31/2021	1.58	0	0	0.75%	19.6%
12/31/2020	1.30	352	458	1.25%	2.7%	12/31/2020	1.31	0	0	1.00%	3.0%	12/31/2020	1.33	0	0	0.75%	3.2%
12/31/2019	1.27	376	476	1.25%	26.1%	12/31/2019	1.28	0	0	1.00%	26.4%	12/31/2019	1.28	0	0	0.75%	26.7%
12/31/2018	1.01	449	451	1.25%	-8.2%	12/31/2018	1.01	0	0	1.00%	-8.0%	12/31/2018	1.01	0	0	0.75%	-7.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.53	0	$0	0.50%	-4.3%	12/31/2022	$1.56	0	$0	0.25%	-4.1%	12/31/2022	$1.58	0	$0	0.00%	-3.8%
12/31/2021	1.60	0	0	0.50%	19.9%	12/31/2021	1.62	0	0	0.25%	20.2%	12/31/2021	1.64	0	0	0.00%	20.5%
12/31/2020	1.34	0	0	0.50%	3.5%	12/31/2020	1.35	0	0	0.25%	3.7%	12/31/2020	1.36	0	0	0.00%	4.0%
12/31/2019	1.29	0	0	0.50%	27.0%	12/31/2019	1.30	0	0	0.25%	27.4%	12/31/2019	1.31	0	0	0.00%	27.7%
12/31/2018	1.02	0	0	0.50%	-7.5%	12/31/2018	1.02	0	0	0.25%	-7.3%	12/31/2018	1.02	0	0	0.00%	-7.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.6%
2021	1.6%
2020	1.9%
2019	2.0%
2018	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Global Allocation Fund K Class - 06-FRX

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,161,536	$2,491,739	130,164
Receivables: investments sold	1,805
Payables: investments purchased	-
Net assets	$2,163,341

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,163,341	1,850,009	$1.17
Band 100	-	-	1.19
Band 75	-	-	1.20
Band 50	-	-	1.22
Band 25	-	-	1.24
Band 0	-	-	1.25
Total	$2,163,341	1,850,009

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(25,029)
Net investment income (loss)			(25,029)

Gain (loss) on investments:
Net realized gain (loss)			(64,029)
Realized gain distributions			101,865
Net change in unrealized appreciation (depreciation)			(360,510)
Net gain (loss)			(322,674)

Increase (decrease) in net assets from operations			$(347,703)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(25,029)	$4,604
Net realized gain (loss)		(64,029)	39,352
Realized gain distributions		101,865	173,725
Net change in unrealized appreciation (depreciation)		(360,510)	(127,358)

Increase (decrease) in net assets from operations		(347,703)	90,323

Contract owner transactions:
Proceeds from units sold		659,478	811,757
Cost of units redeemed		(484,922)	(386,344)
Account charges		(1,295)	(725)
Increase (decrease)		173,261	424,688
Net increase (decrease)		(174,442)	515,011
Net assets, beginning		2,337,783	1,822,772
Net assets, ending		$2,163,341	$2,337,783

Units sold		580,484	572,743
Units redeemed		(392,633)	(277,768)
Net increase (decrease)		187,851	294,975
Units outstanding, beginning		1,662,158	1,367,183
Units outstanding, ending		1,850,009	1,662,158

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$3,914,330
Cost of units redeemed/account charges			(1,900,931)
Net investment income (loss)			(16,804)
Net realized gain (loss)			(54,183)
Realized gain distributions			551,132
Net change in unrealized appreciation (depreciation)			(330,203)
Net assets			$2,163,341

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.17	1,850	$2,163	1.25%	-16.9%	12/31/2022	$1.19	0	$0	1.00%	-16.7%	12/31/2022	$1.20	0	$0	0.75%	-16.4%
12/31/2021	1.41	1,662	2,338	1.25%	5.5%	12/31/2021	1.42	0	0	1.00%	5.8%	12/31/2021	1.44	0	0	0.75%	6.0%
12/31/2020	1.33	1,367	1,823	1.25%	19.8%	12/31/2020	1.35	0	0	1.00%	20.1%	12/31/2020	1.36	0	0	0.75%	20.4%
12/31/2019	1.11	1,267	1,411	1.25%	16.1%	12/31/2019	1.12	0	0	1.00%	16.4%	12/31/2019	1.13	0	0	0.75%	16.7%
12/31/2018	0.96	1,384	1,327	1.25%	-8.5%	12/31/2018	0.96	0	0	1.00%	-8.2%	12/31/2018	0.97	0	0	0.75%	-8.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.22	0	$0	0.50%	-16.2%	12/31/2022	$1.24	0	$0	0.25%	-16.0%	12/31/2022	$1.25	0	$0	0.00%	-15.8%
12/31/2021	1.46	0	0	0.50%	6.3%	12/31/2021	1.47	0	0	0.25%	6.6%	12/31/2021	1.49	0	0	0.00%	6.8%
12/31/2020	1.37	0	0	0.50%	20.7%	12/31/2020	1.38	0	0	0.25%	21.0%	12/31/2020	1.39	0	0	0.00%	21.3%
12/31/2019	1.13	0	0	0.50%	17.0%	12/31/2019	1.14	0	0	0.25%	17.3%	12/31/2019	1.15	0	0	0.00%	17.6%
12/31/2018	0.97	0	0	0.50%	-7.8%	12/31/2018	0.97	0	0	0.25%	-7.5%	12/31/2018	0.98	0	0	0.00%	-7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	1.4%
2020	0.8%
2019	1.5%
2018	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Mid-Cap Growth Equity Portfolio Fund Institutional Class - 06-GHG

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,848,035	$2,408,339	62,110
Receivables: investments sold	17,153
Payables: investments purchased	-
Net assets	$1,865,188

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,865,188	1,356,963	$1.37
Band 100	-	-	1.41
Band 75	-	-	1.41
Band 50	-	-	1.43
Band 25	-	-	1.45
Band 0	-	-	1.47
Total	$1,865,188	1,356,963

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(40,095)
Net investment income (loss)			(40,095)

Gain (loss) on investments:
Net realized gain (loss)			(548,578)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,523,107)
Net gain (loss)			(2,071,685)

Increase (decrease) in net assets from operations			$(2,111,780)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(40,095)	$(83,667)
Net realized gain (loss)		(548,578)	708,661
Realized gain distributions		-	364,967
Net change in unrealized appreciation (depreciation)		(1,523,107)	(29,832)

Increase (decrease) in net assets from operations		(2,111,780)	960,129

Contract owner transactions:
Proceeds from units sold		1,725,864	4,613,155
Cost of units redeemed		(4,503,951)	(2,068,608)
Account charges		(4,380)	(19,041)
Increase (decrease)		(2,782,467)	2,525,506
Net increase (decrease)		(4,894,247)	3,485,635
Net assets, beginning		6,759,435	3,273,800
Net assets, ending		$1,865,188	$6,759,435

Units sold		1,009,364	2,358,421
Units redeemed		(2,694,569)	(982,213)
Net increase (decrease)		(1,685,205)	1,376,208
Units outstanding, beginning		3,042,168	1,665,960
Units outstanding, ending		1,356,963	3,042,168

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$10,198,744
Cost of units redeemed/account charges			(8,327,380)
Net investment income (loss)			(174,593)
Net realized gain (loss)			343,435
Realized gain distributions			385,286
Net change in unrealized appreciation (depreciation)			(560,304)
Net assets			$1,865,188

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.37	1,357	$1,865	1.25%	-38.1%	12/31/2022	$1.41	0	$0	1.00%	-38.0%	12/31/2022	$1.41	0	$0	0.75%	-37.8%
12/31/2021	2.22	3,042	6,759	1.25%	13.1%	12/31/2021	2.27	0	0	1.00%	13.4%	12/31/2021	2.27	0	0	0.75%	13.6%
12/31/2020	1.97	1,666	3,274	1.25%	44.3%	12/31/2020	2.01	0	0	1.00%	44.7%	12/31/2020	2.00	0	0	0.75%	45.0%
12/31/2019	1.36	1,210	1,648	1.25%	34.5%	12/31/2019	1.39	0	0	1.00%	35.1%	12/31/2019	1.38	0	0	0.75%	35.2%
12/31/2018	1.01	247	250	1.25%	1.6%	12/31/2018	1.03	0	0	1.00%	2.9%	12/31/2018	1.02	0	0	0.75%	2.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.43	0	$0	0.50%	-37.7%	12/31/2022	$1.45	0	$0	0.25%	-37.5%	12/31/2022	$1.47	0	$0	0.00%	-37.4%
12/31/2021	2.29	0	0	0.50%	13.9%	12/31/2021	2.32	0	0	0.25%	14.2%	12/31/2021	2.34	0	0	0.00%	14.5%
12/31/2020	2.01	0	0	0.50%	45.4%	12/31/2020	2.03	0	0	0.25%	45.8%	12/31/2020	2.04	0	0	0.00%	46.1%
12/31/2019	1.38	0	0	0.50%	35.5%	12/31/2019	1.39	0	0	0.25%	35.9%	12/31/2019	1.40	0	0	0.00%	36.2%
12/31/2018	1.02	0	0	0.50%	2.3%	12/31/2018	1.02	0	0	0.25%	2.6%	12/31/2018	1.03	0	0	0.00%	2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Mid-Cap Growth Equity Portfolio Fund K Class - 06-GHH

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,906,240	$10,421,806	260,501
Receivables: investments sold	-
Payables: investments purchased	(46,916)
Net assets	$7,859,324

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,859,324	5,693,219	$1.38
Band 100	-	-	1.42
Band 75	-	-	1.42
Band 50	-	-	1.43
Band 25	-	-	1.45
Band 0	-	-	1.47
Total	$7,859,324	5,693,219

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(108,534)
Net investment income (loss)			(108,534)

Gain (loss) on investments:
Net realized gain (loss)			(705,278)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(3,637,995)
Net gain (loss)			(4,343,273)

Increase (decrease) in net assets from operations			$(4,451,807)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(108,534)	$(122,478)
Net realized gain (loss)		(705,278)	1,423,331
Realized gain distributions		-	497,505
Net change in unrealized appreciation (depreciation)		(3,637,995)	(599,180)

Increase (decrease) in net assets from operations		(4,451,807)	1,199,178

Contract owner transactions:
Proceeds from units sold		6,458,548	8,532,275
Cost of units redeemed		(5,259,853)	(5,029,487)
Account charges		(14,050)	(15,413)
Increase (decrease)		1,184,645	3,487,375
Net increase (decrease)		(3,267,162)	4,686,553
Net assets, beginning		11,126,486	6,439,933
Net assets, ending		$7,859,324	$11,126,486

Units sold		3,926,351	4,266,550
Units redeemed		(3,224,723)	(2,544,822)
Net increase (decrease)		701,628	1,721,728
Units outstanding, beginning		4,991,591	3,269,863
Units outstanding, ending		5,693,219	4,991,591

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$22,732,585
Cost of units redeemed/account charges			(13,586,019)
Net investment income (loss)			(298,296)
Net realized gain (loss)			999,600
Realized gain distributions			527,020
Net change in unrealized appreciation (depreciation)			(2,515,566)
Net assets			$7,859,324

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.38	5,693	$7,859	1.25%	-38.1%	12/31/2022	$1.42	0	$0	1.00%	-37.9%	12/31/2022	$1.42	0	$0	0.75%	-37.8%
12/31/2021	2.23	4,992	11,126	1.25%	13.2%	12/31/2021	2.28	0	0	1.00%	13.5%	12/31/2021	2.28	0	0	0.75%	13.7%
12/31/2020	1.97	3,270	6,440	1.25%	44.4%	12/31/2020	2.01	0	0	1.00%	44.8%	12/31/2020	2.00	0	0	0.75%	45.1%
12/31/2019	1.36	1,301	1,775	1.25%	34.6%	12/31/2019	1.39	0	0	1.00%	35.2%	12/31/2019	1.38	0	0	0.75%	35.2%
12/31/2018	1.01	479	486	1.25%	1.6%	12/31/2018	1.03	0	0	1.00%	2.9%	12/31/2018	1.02	0	0	0.75%	2.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.43	0	$0	0.50%	-37.6%	12/31/2022	$1.45	0	$0	0.25%	-37.4%	12/31/2022	$1.47	0	$0	0.00%	-37.3%
12/31/2021	2.30	0	0	0.50%	14.0%	12/31/2021	2.32	0	0	0.25%	14.3%	12/31/2021	2.35	0	0	0.00%	14.6%
12/31/2020	2.02	0	0	0.50%	45.5%	12/31/2020	2.03	0	0	0.25%	45.9%	12/31/2020	2.05	0	0	0.00%	46.2%
12/31/2019	1.39	0	0	0.50%	35.6%	12/31/2019	1.39	0	0	0.25%	35.9%	12/31/2019	1.40	0	0	0.00%	36.3%
12/31/2018	1.02	0	0	0.50%	2.4%	12/31/2018	1.02	0	0	0.25%	2.7%	12/31/2018	1.03	0	0	0.00%	2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Mid-Cap Growth Equity Portfolio Fund R Class - 06-GHJ

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$541,181	$690,592	15,188
Receivables: investments sold	-
Payables: investments purchased	(163,285)
Net assets	$377,896

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$377,896	282,082	$1.34
Band 100	-	-	1.38
Band 75	-	-	1.37
Band 50	-	-	1.39
Band 25	-	-	1.41
Band 0	-	-	1.43
Total	$377,896	282,082

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(7,685)
Net investment income (loss)			(7,685)

Gain (loss) on investments:
Net realized gain (loss)			(130,985)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(196,603)
Net gain (loss)			(327,588)

Increase (decrease) in net assets from operations			$(335,273)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,685)	$(11,372)
Net realized gain (loss)		(130,985)	306,329
Realized gain distributions		-	57,646
Net change in unrealized appreciation (depreciation)		(196,603)	(97,020)

Increase (decrease) in net assets from operations		(335,273)	255,583

Contract owner transactions:
Proceeds from units sold		585,494	2,555,455
Cost of units redeemed		(607,306)	(2,690,768)
Account charges		(3,059)	(6,718)
Increase (decrease)		(24,871)	(142,031)
Net increase (decrease)		(360,144)	113,552
Net assets, beginning		738,040	624,488
Net assets, ending		$377,896	$738,040

Units sold		354,571	1,329,793
Units redeemed		(411,661)	(1,311,137)
Net increase (decrease)		(57,090)	18,656
Units outstanding, beginning		339,172	320,516
Units outstanding, ending		282,082	339,172

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$3,736,970
Cost of units redeemed/account charges			(3,450,634)
Net investment income (loss)			(23,068)
Net realized gain (loss)			205,289
Realized gain distributions			58,750
Net change in unrealized appreciation (depreciation)			(149,411)
Net assets			$377,896

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.34	282	$378	1.25%	-38.4%	12/31/2022	$1.38	0	$0	1.00%	-38.3%	12/31/2022	$1.37	0	$0	0.75%	-38.1%
12/31/2021	2.18	339	738	1.25%	12.5%	12/31/2021	2.23	0	0	1.00%	12.8%	12/31/2021	2.22	0	0	0.75%	13.1%
12/31/2020	1.93	262	507	1.25%	43.6%	12/31/2020	1.98	0	0	1.00%	43.9%	12/31/2020	1.96	0	0	0.75%	44.3%
12/31/2019	1.35	92	124	1.25%	33.9%	12/31/2019	1.37	0	0	1.00%	34.5%	12/31/2019	1.36	0	0	0.75%	34.5%
12/31/2018	1.01	6	6	1.25%	1.0%	12/31/2018	1.02	0	0	1.00%	2.3%	12/31/2018	1.01	0	0	0.75%	1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.39	0	$0	0.50%	-38.0%	12/31/2022	$1.41	0	$0	0.25%	-37.8%	12/31/2022	$1.43	0	$0	0.00%	-37.7%
12/31/2021	2.24	0	0	0.50%	13.3%	12/31/2021	2.27	0	0	0.25%	13.6%	12/31/2021	2.29	0	0	0.00%	13.9%
12/31/2020	1.98	0	0	0.50%	44.6%	12/31/2020	2.00	0	0	0.25%	45.0%	12/31/2020	2.01	58	117	0.00%	45.4%
12/31/2019	1.37	0	0	0.50%	34.9%	12/31/2019	1.38	0	0	0.25%	35.2%	12/31/2019	1.38	44	61	0.00%	35.6%
12/31/2018	1.02	0	0	0.50%	1.8%	12/31/2018	1.02	0	0	0.25%	2.0%	12/31/2018	1.02	0	0	0.00%	2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Multi-Asset Income Fund A Class - 06-FRY

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.06
Band 100	-	-	1.08
Band 75	-	-	1.09
Band 50	-	-	1.11
Band 25	-	-	1.12
Band 0	-	-	1.14
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$14,466
Net realized gain (loss)		-	242,792
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	(235,691)

Increase (decrease) in net assets from operations		-	21,567

Contract owner transactions:
Proceeds from units sold		-	112,456
Cost of units redeemed		-	(6,748,876)
Account charges		-	(1,061)
Increase (decrease)		-	(6,637,481)
Net increase (decrease)		-	(6,615,914)
Net assets, beginning		-	6,615,914
Net assets, ending		$-	$-

Units sold		-	102,149
Units redeemed		-	(5,839,383)
Net increase (decrease)		-	(5,737,234)
Units outstanding, beginning		-	5,737,234
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$18,815,658
Cost of units redeemed/account charges			(19,775,409)
Net investment income (loss)			891,140
Net realized gain (loss)			68,611
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.06	0	$0	1.25%	-12.8%	12/31/2022	$1.08	0	$0	1.00%	-12.6%	12/31/2022	$1.09	0	$0	0.75%	-12.4%
12/31/2021	1.22	0	0	1.25%	5.5%	12/31/2021	1.23	0	0	1.00%	5.8%	12/31/2021	1.24	0	0	0.75%	6.1%
12/31/2020	1.15	5,737	6,616	1.25%	5.0%	12/31/2020	1.16	0	0	1.00%	5.3%	12/31/2020	1.17	0	0	0.75%	5.5%
12/31/2019	1.10	5,210	5,720	1.25%	12.2%	12/31/2019	1.10	0	0	1.00%	12.5%	12/31/2019	1.11	0	0	0.75%	12.7%
12/31/2018	0.98	10,532	10,308	1.25%	-5.1%	12/31/2018	0.98	0	0	1.00%	-4.8%	12/31/2018	0.99	0	0	0.75%	-4.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.11	0	$0	0.50%	-12.2%	12/31/2022	$1.12	0	$0	0.25%	-12.0%	12/31/2022	$1.14	0	$0	0.00%	-11.7%
12/31/2021	1.26	0	0	0.50%	6.3%	12/31/2021	1.27	0	0	0.25%	6.6%	12/31/2021	1.29	0	0	0.00%	6.8%
12/31/2020	1.18	0	0	0.50%	5.8%	12/31/2020	1.19	0	0	0.25%	6.1%	12/31/2020	1.21	0	0	0.00%	6.3%
12/31/2019	1.12	0	0	0.50%	13.0%	12/31/2019	1.13	0	0	0.25%	13.3%	12/31/2019	1.13	0	0	0.00%	13.6%
12/31/2018	0.99	0	0	0.50%	-4.3%	12/31/2018	0.99	0	0	0.25%	-4.1%	12/31/2018	1.00	0	0	0.00%	-3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.7%
2020	3.9%
2019	5.9%
2018	9.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Multi-Asset Income Fund K Class - 06-FTF

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.08
Band 100	-	-	1.09
Band 75	-	-	1.11
Band 50	-	-	1.12
Band 25	-	-	1.14
Band 0	-	-	1.15
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			17
Net investment income (loss)			17

Gain (loss) on investments:
Net realized gain (loss)			(1)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(17)
Net gain (loss)			(18)

Increase (decrease) in net assets from operations			$(1)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$17	$762
Net realized gain (loss)		(1)	13,379
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(17)	(12,696)

Increase (decrease) in net assets from operations		(1)	1,445

Contract owner transactions:
Proceeds from units sold		-	1,346
Cost of units redeemed		-	(290,459)
Account charges		-	(30)
Increase (decrease)		-	(289,143)
Net increase (decrease)		(1)	(287,698)
Net assets, beginning		1	287,699
Net assets, ending		$-	$1

Units sold		-	1,466
Units redeemed		(1)	(248,545)
Net increase (decrease)		(1)	(247,079)
Units outstanding, beginning		1	247,080
Units outstanding, ending		-	1

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$324,950
Cost of units redeemed/account charges			(351,618)
Net investment income (loss)			14,263
Net realized gain (loss)			12,405
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.08	0	$0	1.25%	-12.6%	12/31/2022	$1.09	0	$0	1.00%	-12.4%	12/31/2022	$1.11	0	$0	0.75%	-12.2%
12/31/2021	1.23	0	0	1.25%	5.9%	12/31/2021	1.25	0	0	1.00%	6.2%	12/31/2021	1.26	0	0	0.75%	6.5%
12/31/2020	1.16	247	288	1.25%	5.2%	12/31/2020	1.17	0	0	1.00%	5.5%	12/31/2020	1.19	0	0	0.75%	5.8%
12/31/2019	1.11	225	249	1.25%	12.6%	12/31/2019	1.11	0	0	1.00%	12.9%	12/31/2019	1.12	0	0	0.75%	13.2%
12/31/2018	0.98	0	0	1.25%	-4.8%	12/31/2018	0.99	0	0	1.00%	-4.5%	12/31/2018	0.99	0	0	0.75%	-4.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.12	0	$0	0.50%	-12.0%	12/31/2022	$1.14	0	$0	0.25%	-11.8%	12/31/2022	$1.15	0	$0	0.00%	-11.5%
12/31/2021	1.28	0	0	0.50%	6.7%	12/31/2021	1.29	0	0	0.25%	7.0%	12/31/2021	1.31	0	0	0.00%	7.3%
12/31/2020	1.20	0	0	0.50%	6.0%	12/31/2020	1.21	0	0	0.25%	6.3%	12/31/2020	1.22	0	0	0.00%	6.6%
12/31/2019	1.13	0	0	0.50%	13.5%	12/31/2019	1.13	0	0	0.25%	13.8%	12/31/2019	1.14	0	0	0.00%	14.0%
12/31/2018	0.99	0	0	0.50%	-4.1%	12/31/2018	1.00	0	0	0.25%	-3.8%	12/31/2018	1.00	0	0	0.00%	-3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.8%
2020	4.3%
2019	5.5%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Strategic Income Opportunities Portfolio A Class - 06-FTG

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$113,920	$120,337	12,060
Receivables: investments sold	-
Payables: investments purchased	(2,964)
Net assets	$110,956

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$110,956	107,822	$1.03
Band 100	-	-	1.04
Band 75	-	-	1.06
Band 50	-	-	1.07
Band 25	-	-	1.09
Band 0	-	-	1.10
Total	$110,956	107,822

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$4,810
Mortality & expense charges			(2,846)
Net investment income (loss)			1,964

Gain (loss) on investments:
Net realized gain (loss)			(40,950)
Realized gain distributions			1,030
Net change in unrealized appreciation (depreciation)			12,168
Net gain (loss)			(27,752)

Increase (decrease) in net assets from operations			$(25,788)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,964	$86,221
Net realized gain (loss)		(40,950)	174,419
Realized gain distributions		1,030	8,364
Net change in unrealized appreciation (depreciation)		12,168	(301,750)

Increase (decrease) in net assets from operations		(25,788)	(32,746)

Contract owner transactions:
Proceeds from units sold		116,883	10,387,511
Cost of units redeemed		(965,444)	(15,986,519)
Account charges		(1,011)	(41,954)
Increase (decrease)		(849,572)	(5,640,962)
Net increase (decrease)		(875,360)	(5,673,708)
Net assets, beginning		986,316	6,660,024
Net assets, ending		$110,956	$986,316

Units sold		125,013	9,421,937
Units redeemed		(907,886)	(14,509,762)
Net increase (decrease)		(782,873)	(5,087,825)
Units outstanding, beginning		890,695	5,978,520
Units outstanding, ending		107,822	890,695

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$30,539,823
Cost of units redeemed/account charges			(30,946,160)
Net investment income (loss)			508,356
Net realized gain (loss)			(15,690)
Realized gain distributions			31,044
Net change in unrealized appreciation (depreciation)			(6,417)
Net assets			$110,956

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.03	108	$111	1.25%	-7.1%	12/31/2022	$1.04	0	$0	1.00%	-6.8%	12/31/2022	$1.06	0	$0	0.75%	-6.6%
12/31/2021	1.11	891	986	1.25%	-0.6%	12/31/2021	1.12	0	0	1.00%	-0.3%	12/31/2021	1.13	0	0	0.75%	-0.1%
12/31/2020	1.11	5,979	6,660	1.25%	5.6%	12/31/2020	1.12	0	0	1.00%	5.9%	12/31/2020	1.13	0	0	0.75%	6.1%
12/31/2019	1.06	4,794	5,058	1.25%	6.1%	12/31/2019	1.06	0	0	1.00%	6.4%	12/31/2019	1.07	0	0	0.75%	6.6%
12/31/2018	0.99	10,985	10,922	1.25%	-2.1%	12/31/2018	1.00	0	0	1.00%	-1.8%	12/31/2018	1.00	0	0	0.75%	-1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.07	0	$0	0.50%	-6.4%	12/31/2022	$1.09	0	$0	0.25%	-6.1%	12/31/2022	$1.10	0	$0	0.00%	-5.9%
12/31/2021	1.15	0	0	0.50%	0.2%	12/31/2021	1.16	0	0	0.25%	0.4%	12/31/2021	1.17	0	0	0.00%	0.7%
12/31/2020	1.14	0	0	0.50%	6.4%	12/31/2020	1.15	0	0	0.25%	6.6%	12/31/2020	1.16	0	0	0.00%	6.9%
12/31/2019	1.08	0	0	0.50%	6.9%	12/31/2019	1.08	0	0	0.25%	7.2%	12/31/2019	1.09	0	0	0.00%	7.4%
12/31/2018	1.01	0	0	0.50%	-1.3%	12/31/2018	1.01	0	0	0.25%	-1.1%	12/31/2018	1.01	0	0	0.00%	-0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.9%
2021	5.8%
2020	2.4%
2019	3.9%
2018	5.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Strategic Income Opportunities Portfolio K Class - 06-FTH

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,186,315	$12,340,965	1,270,839
Receivables: investments sold	520,951
Payables: investments purchased	-
Net assets	$11,707,266

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,707,266	11,132,802	$1.05
Band 100	-	-	1.07
Band 75	-	-	1.08
Band 50	-	-	1.10
Band 25	-	-	1.11
Band 0	-	-	1.13
Total	$11,707,266	11,132,802

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$372,784
Mortality & expense charges			(149,378)
Net investment income (loss)			223,406

Gain (loss) on investments:
Net realized gain (loss)			(259,236)
Realized gain distributions			100,370
Net change in unrealized appreciation (depreciation)			(956,208)
Net gain (loss)			(1,115,074)

Increase (decrease) in net assets from operations			$(891,668)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$223,406	$31,830
Net realized gain (loss)		(259,236)	17,083
Realized gain distributions		100,370	121,578
Net change in unrealized appreciation (depreciation)		(956,208)	(217,061)

Increase (decrease) in net assets from operations		(891,668)	(46,570)

Contract owner transactions:
Proceeds from units sold		4,037,973	14,982,727
Cost of units redeemed		(6,077,964)	(618,649)
Account charges		(48,554)	(15,267)
Increase (decrease)		(2,088,545)	14,348,811
Net increase (decrease)		(2,980,213)	14,302,241
Net assets, beginning		14,687,479	385,238
Net assets, ending		$11,707,266	$14,687,479

Units sold		3,839,518	13,292,882
Units redeemed		(5,734,680)	(605,878)
Net increase (decrease)		(1,895,162)	12,687,004
Units outstanding, beginning		13,027,964	340,960
Units outstanding, ending		11,132,802	13,027,964

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$19,600,390
Cost of units redeemed/account charges			(6,989,163)
Net investment income (loss)			267,395
Net realized gain (loss)			(240,014)
Realized gain distributions			223,308
Net change in unrealized appreciation (depreciation)			(1,154,650)
Net assets			$11,707,266

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.05	11,133	$11,707	1.25%	-6.7%	12/31/2022	$1.07	0	$0	1.00%	-6.5%	12/31/2022	$1.08	0	$0	0.75%	-6.3%
12/31/2021	1.13	13,028	14,687	1.25%	-0.2%	12/31/2021	1.14	0	0	1.00%	0.0%	12/31/2021	1.15	0	0	0.75%	0.3%
12/31/2020	1.13	341	385	1.25%	6.0%	12/31/2020	1.14	0	0	1.00%	6.2%	12/31/2020	1.15	0	0	0.75%	6.5%
12/31/2019	1.07	359	383	1.25%	6.5%	12/31/2019	1.07	0	0	1.00%	6.8%	12/31/2019	1.08	0	0	0.75%	7.0%
12/31/2018	1.00	82	82	1.25%	-1.7%	12/31/2018	1.00	0	0	1.00%	-1.5%	12/31/2018	1.01	0	0	0.75%	-1.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.10	0	$0	0.50%	-6.0%	12/31/2022	$1.11	0	$0	0.25%	-5.8%	12/31/2022	$1.13	0	$0	0.00%	-5.6%
12/31/2021	1.17	0	0	0.50%	0.5%	12/31/2021	1.18	0	0	0.25%	0.8%	12/31/2021	1.19	0	0	0.00%	1.0%
12/31/2020	1.16	0	0	0.50%	6.8%	12/31/2020	1.17	0	0	0.25%	7.0%	12/31/2020	1.18	0	0	0.00%	7.3%
12/31/2019	1.09	0	0	0.50%	7.3%	12/31/2019	1.09	0	0	0.25%	7.6%	12/31/2019	1.10	0	0	0.00%	7.8%
12/31/2018	1.01	0	0	0.50%	-1.0%	12/31/2018	1.02	0	0	0.25%	-0.7%	12/31/2018	1.02	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.8%
2021	1.1%
2020	2.7%
2019	3.8%
2018	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Advisor Small Cap Growth Equity Portfolio Institutional Cl - 06-529

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$229,121	$295,948	14,406
Receivables: investments sold	91
Payables: investments purchased	-
Net assets	$229,212

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$229,212	62,239	$3.68
Band 100	-	-	3.81
Band 75	-	-	3.94
Band 50	-	-	4.08
Band 25	-	-	4.22
Band 0	-	-	4.37
Total	$229,212	62,239

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,052
Mortality & expense charges			(2,625)
Net investment income (loss)			(1,573)

Gain (loss) on investments:
Net realized gain (loss)			(4,819)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(52,486)
Net gain (loss)			(57,305)

Increase (decrease) in net assets from operations			$(58,878)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,573)	$(2,463)
Net realized gain (loss)		(4,819)	31,660
Realized gain distributions		-	16,408
Net change in unrealized appreciation (depreciation)		(52,486)	(35,478)

Increase (decrease) in net assets from operations		(58,878)	10,127

Contract owner transactions:
Proceeds from units sold		190,801	174,622
Cost of units redeemed		(132,978)	(319,192)
Account charges		(264)	(98)
Increase (decrease)		57,559	(144,668)
Net increase (decrease)		(1,319)	(134,541)
Net assets, beginning		230,531	365,072
Net assets, ending		$229,212	$230,531

Units sold		43,478	34,724
Units redeemed		(27,639)	(63,477)
Net increase (decrease)		15,839	(28,753)
Units outstanding, beginning		46,400	75,153
Units outstanding, ending		62,239	46,400

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$4,835,254
Cost of units redeemed/account charges			(5,188,930)
Net investment income (loss)			(54,937)
Net realized gain (loss)			75,523
Realized gain distributions			629,129
Net change in unrealized appreciation (depreciation)			(66,827)
Net assets			$229,212

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.68	62	$229	1.25%	-25.9%	12/31/2022	$3.81	0	$0	1.00%	-25.7%	12/31/2022	$3.94	0	$0	0.75%	-25.5%
12/31/2021	4.97	46	231	1.25%	2.3%	12/31/2021	5.13	0	0	1.00%	2.5%	12/31/2021	5.29	0	0	0.75%	2.8%
12/31/2020	4.86	75	365	1.25%	31.7%	12/31/2020	5.00	0	0	1.00%	32.1%	12/31/2020	5.15	0	0	0.75%	32.4%
12/31/2019	3.69	82	302	1.25%	32.2%	12/31/2019	3.79	0	0	1.00%	32.5%	12/31/2019	3.89	0	0	0.75%	32.9%
12/31/2018	2.79	72	201	1.25%	-6.2%	12/31/2018	2.86	0	0	1.00%	-6.0%	12/31/2018	2.93	0	0	0.75%	-5.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.08	0	$0	0.50%	-25.3%	12/31/2022	$4.22	0	$0	0.25%	-25.1%	12/31/2022	$4.37	0	$0	0.00%	-24.9%
12/31/2021	5.46	0	0	0.50%	3.0%	12/31/2021	5.64	0	0	0.25%	3.3%	12/31/2021	5.82	0	0	0.00%	3.6%
12/31/2020	5.30	0	0	0.50%	32.7%	12/31/2020	5.46	0	0	0.25%	33.1%	12/31/2020	5.62	0	0	0.00%	33.4%
12/31/2019	3.99	0	0	0.50%	33.2%	12/31/2019	4.10	0	0	0.25%	33.5%	12/31/2019	4.21	0	0	0.00%	33.9%
12/31/2018	3.00	0	0	0.50%	-5.5%	12/31/2018	3.07	0	0	0.25%	-5.3%	12/31/2018	3.15	0	0	0.00%	-5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.5%
2021	0.0%
2020	0.0%
2019	0.1%
2018	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock High Yield Bond Portfolio K Class - 06-33K

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,053,883	$3,473,191	461,666
Receivables: investments sold	12,644
Payables: investments purchased	-
Net assets	$3,066,527

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,066,527	2,872,501	$1.07
Band 100	-	-	1.08
Band 75	-	-	1.09
Band 50	-	-	1.11
Band 25	-	-	1.12
Band 0	-	-	1.13
Total	$3,066,527	2,872,501

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$163,118
Mortality & expense charges			(36,030)
Net investment income (loss)			127,088

Gain (loss) on investments:
Net realized gain (loss)			(45,212)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(441,031)
Net gain (loss)			(486,243)

Increase (decrease) in net assets from operations			$(359,155)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$127,088	$73,175
Net realized gain (loss)		(45,212)	12,291
Realized gain distributions		-	10,386
Net change in unrealized appreciation (depreciation)		(441,031)	(11,684)

Increase (decrease) in net assets from operations		(359,155)	84,168

Contract owner transactions:
Proceeds from units sold		3,539,098	2,029,311
Cost of units redeemed		(3,012,199)	(545,162)
Account charges		(4,440)	(2,245)
Increase (decrease)		522,459	1,481,904
Net increase (decrease)		163,304	1,566,072
Net assets, beginning		2,903,223	1,337,151
Net assets, ending		$3,066,527	$2,903,223

Units sold		3,255,951	1,710,869
Units redeemed		(2,791,185)	(462,188)
Net increase (decrease)		464,766	1,248,681
Units outstanding, beginning		2,407,735	1,159,054
Units outstanding, ending		2,872,501	2,407,735

* Date of Fund Inception into Variable Account: 2 /22 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$7,773,657
Cost of units redeemed/account charges			(4,511,523)
Net investment income (loss)			282,886
Net realized gain (loss)			(71,220)
Realized gain distributions			12,035
Net change in unrealized appreciation (depreciation)			(419,308)
Net assets			$3,066,527

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.07	2,873	$3,067	1.25%	-11.5%	12/31/2022	$1.08	0	$0	1.00%	-11.2%	12/31/2022	$1.09	0	$0	0.75%	-11.0%
12/31/2021	1.21	2,408	2,903	1.25%	4.5%	12/31/2021	1.22	0	0	1.00%	4.8%	12/31/2021	1.23	0	0	0.75%	5.0%
12/31/2020	1.15	1,159	1,337	1.25%	4.7%	12/31/2020	1.16	0	0	1.00%	4.9%	12/31/2020	1.17	0	0	0.75%	5.2%
12/31/2019	1.10	1,147	1,264	1.25%	14.2%	12/31/2019	1.11	0	0	1.00%	14.5%	12/31/2019	1.11	0	0	0.75%	14.8%
12/31/2018	0.97	218	211	1.25%	-3.5%	12/31/2018	0.97	0	0	1.00%	-3.3%	12/31/2018	0.97	0	0	0.75%	-3.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.11	0	$0	0.50%	-10.8%	12/31/2022	$1.12	0	$0	0.25%	-10.6%	12/31/2022	$1.13	0	$0	0.00%	-10.4%
12/31/2021	1.24	0	0	0.50%	5.3%	12/31/2021	1.25	0	0	0.25%	5.6%	12/31/2021	1.27	0	0	0.00%	5.8%
12/31/2020	1.18	0	0	0.50%	5.4%	12/31/2020	1.19	0	0	0.25%	5.7%	12/31/2020	1.20	0	0	0.00%	6.0%
12/31/2019	1.12	0	0	0.50%	15.1%	12/31/2019	1.12	0	0	0.25%	15.3%	12/31/2019	1.13	0	0	0.00%	15.6%
12/31/2018	0.97	0	0	0.50%	-2.8%	12/31/2018	0.97	0	0	0.25%	-2.6%	12/31/2018	0.98	0	0	0.00%	-2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	5.5%
2021	4.7%
2020	5.3%
2019	4.6%
2018	3.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Inflation Protected Bond Fund K Class - 06-3N3

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$37,091	$40,014	3,939
Receivables: investments sold	731
Payables: investments purchased	-
Net assets	$37,822

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$37,822	34,786	$1.09
Band 100	-	-	1.10
Band 75	-	-	1.11
Band 50	-	-	1.12
Band 25	-	-	1.13
Band 0	-	-	1.14
Total	$37,822	34,786

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,238
Mortality & expense charges			(262)
Net investment income (loss)			976

Gain (loss) on investments:
Net realized gain (loss)			(182)
Realized gain distributions			17
Net change in unrealized appreciation (depreciation)			(2,817)
Net gain (loss)			(2,982)

Increase (decrease) in net assets from operations			$(2,006)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$976	$463
Net realized gain (loss)		(182)	(632)
Realized gain distributions		17	242
Net change in unrealized appreciation (depreciation)		(2,817)	(198)

Increase (decrease) in net assets from operations		(2,006)	(125)

Contract owner transactions:
Proceeds from units sold		24,594	66,824
Cost of units redeemed		(1,125)	(59,116)
Account charges		(48)	(9)
Increase (decrease)		23,421	7,699
Net increase (decrease)		21,415	7,574
Net assets, beginning		16,407	8,833
Net assets, ending		$37,822	$16,407

Units sold		22,605	55,782
Units redeemed		(1,009)	(50,016)
Net increase (decrease)		21,596	5,766
Units outstanding, beginning		13,190	7,424
Units outstanding, ending		34,786	13,190

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$104,199
Cost of units redeemed/account charges			(64,374)
Net investment income (loss)			1,459
Net realized gain (loss)			(814)
Realized gain distributions			275
Net change in unrealized appreciation (depreciation)			(2,923)
Net assets			$37,822

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.09	35	$38	1.25%	-12.6%	12/31/2022	$1.10	0	$0	1.00%	-12.4%	12/31/2022	$1.11	0	$0	0.75%	-12.2%
12/31/2021	1.24	13	16	1.25%	4.6%	12/31/2021	1.25	0	0	1.00%	4.8%	12/31/2021	1.26	0	0	0.75%	5.1%
12/31/2020	1.19	7	9	1.25%	10.5%	12/31/2020	1.20	0	0	1.00%	10.7%	12/31/2020	1.20	0	0	0.75%	11.0%
12/31/2019	1.08	0	0	1.25%	6.9%	12/31/2019	1.08	0	0	1.00%	7.2%	12/31/2019	1.08	0	0	0.75%	7.5%
12/31/2018	1.01	0	0	1.25%	0.7%	12/31/2018	1.01	0	0	1.00%	0.7%	12/31/2018	1.01	0	0	0.75%	0.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.12	0	$0	0.50%	-11.9%	12/31/2022	$1.13	0	$0	0.25%	-11.7%	12/31/2022	$1.14	0	$0	0.00%	-11.5%
12/31/2021	1.27	0	0	0.50%	5.3%	12/31/2021	1.28	0	0	0.25%	5.6%	12/31/2021	1.29	0	0	0.00%	5.9%
12/31/2020	1.21	0	0	0.50%	11.3%	12/31/2020	1.22	0	0	0.25%	11.6%	12/31/2020	1.22	0	0	0.00%	11.9%
12/31/2019	1.09	0	0	0.50%	7.8%	12/31/2019	1.09	0	0	0.25%	8.0%	12/31/2019	1.09	0	0	0.00%	8.3%
12/31/2018	1.01	0	0	0.50%	0.8%	12/31/2018	1.01	0	0	0.25%	0.8%	12/31/2018	1.01	0	0	0.00%	0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	4.6%
2021	5.4%
2020	1.1%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust iShares S&P 500 Index Fund K Class - 06-3G4

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,536,836	$7,021,239	14,597
Receivables: investments sold	31,314
Payables: investments purchased	-
Net assets	$6,568,150

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,568,150	4,749,139	$1.38
Band 100	-	-	1.40
Band 75	-	-	1.41
Band 50	-	-	1.43
Band 25	-	-	1.45
Band 0	-	-	1.46
Total	$6,568,150	4,749,139

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$106,367
Mortality & expense charges			(81,066)
Net investment income (loss)			25,301

Gain (loss) on investments:
Net realized gain (loss)			41,086
Realized gain distributions			21,082
Net change in unrealized appreciation (depreciation)			(1,545,567)
Net gain (loss)			(1,483,399)

Increase (decrease) in net assets from operations			$(1,458,098)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$25,301	$14,019
Net realized gain (loss)		41,086	1,194,748
Realized gain distributions		21,082	43,216
Net change in unrealized appreciation (depreciation)		(1,545,567)	138,749

Increase (decrease) in net assets from operations		(1,458,098)	1,390,732

Contract owner transactions:
Proceeds from units sold		2,294,958	6,714,895
Cost of units redeemed		(1,843,857)	(5,469,689)
Account charges		(10,112)	(10,202)
Increase (decrease)		440,989	1,235,004
Net increase (decrease)		(1,017,109)	2,625,736
Net assets, beginning		7,585,259	4,959,523
Net assets, ending		$6,568,150	$7,585,259

Units sold		1,558,333	5,231,232
Units redeemed		(1,243,734)	(4,480,446)
Net increase (decrease)		314,599	750,786
Units outstanding, beginning		4,434,540	3,683,754
Units outstanding, ending		4,749,139	4,434,540

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$16,561,523
Cost of units redeemed/account charges			(11,040,292)
Net investment income (loss)			74,580
Net realized gain (loss)			1,386,631
Realized gain distributions			70,111
Net change in unrealized appreciation (depreciation)			(484,403)
Net assets			$6,568,150

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.38	4,749	$6,568	1.25%	-19.1%	12/31/2022	$1.40	0	$0	1.00%	-18.9%	12/31/2022	$1.41	0	$0	0.75%	-18.7%
12/31/2021	1.71	4,435	7,585	1.25%	27.0%	12/31/2021	1.73	0	0	1.00%	27.4%	12/31/2021	1.74	0	0	0.75%	27.7%
12/31/2020	1.35	3,684	4,960	1.25%	17.0%	12/31/2020	1.35	0	0	1.00%	17.2%	12/31/2020	1.36	0	0	0.75%	17.5%
12/31/2019	1.15	2,002	2,305	1.25%	29.8%	12/31/2019	1.16	0	0	1.00%	30.1%	12/31/2019	1.16	0	0	0.75%	30.5%
12/31/2018	0.89	0	0	1.25%	-11.3%	12/31/2018	0.89	0	0	1.00%	-11.2%	12/31/2018	0.89	0	0	0.75%	-11.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.43	0	$0	0.50%	-18.5%	12/31/2022	$1.45	0	$0	0.25%	-18.3%	12/31/2022	$1.46	0	$0	0.00%	-18.1%
12/31/2021	1.76	0	0	0.50%	28.0%	12/31/2021	1.77	0	0	0.25%	28.3%	12/31/2021	1.79	0	0	0.00%	28.6%
12/31/2020	1.37	0	0	0.50%	17.8%	12/31/2020	1.38	0	0	0.25%	18.1%	12/31/2020	1.39	0	0	0.00%	18.4%
12/31/2019	1.16	0	0	0.50%	30.8%	12/31/2019	1.17	0	0	0.25%	31.1%	12/31/2019	1.17	0	0	0.00%	31.4%
12/31/2018	0.89	0	0	0.50%	-11.0%	12/31/2018	0.89	0	0	0.25%	-10.9%	12/31/2018	0.89	0	0	0.00%	-10.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.5%
2021	1.3%
2020	1.9%
2019	1.6%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust iShares Russell Mid-Cap Index Fund K Class - 06-3GM

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$440,773	$484,111	36,615
Receivables: investments sold	76
Payables: investments purchased	-
Net assets	$440,849

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$440,849	349,738	$1.26
Band 100	-	-	1.27
Band 75	-	-	1.29
Band 50	-	-	1.30
Band 25	-	-	1.32
Band 0	-	-	1.33
Total	$440,849	349,738

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$7,269
Mortality & expense charges			(3,864)
Net investment income (loss)			3,405

Gain (loss) on investments:
Net realized gain (loss)			644
Realized gain distributions			8,210
Net change in unrealized appreciation (depreciation)			(98,801)
Net gain (loss)			(89,947)

Increase (decrease) in net assets from operations			$(86,542)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,405	$1,638
Net realized gain (loss)		644	6,559
Realized gain distributions		8,210	13,737
Net change in unrealized appreciation (depreciation)		(98,801)	33,117

Increase (decrease) in net assets from operations		(86,542)	55,051

Contract owner transactions:
Proceeds from units sold		97,862	270,538
Cost of units redeemed		(47,322)	(50,312)
Account charges		(312)	(227)
Increase (decrease)		50,228	219,999
Net increase (decrease)		(36,314)	275,050
Net assets, beginning		477,163	202,113
Net assets, ending		$440,849	$477,163

Units sold		75,916	183,891
Units redeemed		(35,566)	(33,140)
Net increase (decrease)		40,350	150,751
Units outstanding, beginning		309,388	158,637
Units outstanding, ending		349,738	309,388

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$726,236
Cost of units redeemed/account charges			(280,432)
Net investment income (loss)			6,623
Net realized gain (loss)			6,848
Realized gain distributions			24,912
Net change in unrealized appreciation (depreciation)			(43,338)
Net assets			$440,849

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.26	350	$441	1.25%	-18.3%	12/31/2022	$1.27	0	$0	1.00%	-18.1%	12/31/2022	$1.29	0	$0	0.75%	-17.9%
12/31/2021	1.54	309	477	1.25%	21.1%	12/31/2021	1.56	0	0	1.00%	21.4%	12/31/2021	1.57	0	0	0.75%	21.7%
12/31/2020	1.27	159	202	1.25%	15.7%	12/31/2020	1.28	0	0	1.00%	16.0%	12/31/2020	1.29	0	0	0.75%	16.2%
12/31/2019	1.10	0	0	1.25%	28.8%	12/31/2019	1.11	0	0	1.00%	29.1%	12/31/2019	1.11	0	0	0.75%	29.5%
12/31/2018	0.86	0	0	1.25%	-14.5%	12/31/2018	0.86	0	0	1.00%	-14.4%	12/31/2018	0.86	0	0	0.75%	-14.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.30	0	$0	0.50%	-17.7%	12/31/2022	$1.32	0	$0	0.25%	-17.4%	12/31/2022	$1.33	0	$0	0.00%	-17.2%
12/31/2021	1.58	0	0	0.50%	22.0%	12/31/2021	1.60	0	0	0.25%	22.3%	12/31/2021	1.61	0	0	0.00%	22.6%
12/31/2020	1.30	0	0	0.50%	16.5%	12/31/2020	1.31	0	0	0.25%	16.8%	12/31/2020	1.31	0	0	0.00%	17.1%
12/31/2019	1.11	0	0	0.50%	29.8%	12/31/2019	1.12	0	0	0.25%	30.1%	12/31/2019	1.12	0	0	0.00%	30.4%
12/31/2018	0.86	0	0	0.50%	-14.2%	12/31/2018	0.86	0	0	0.25%	-14.1%	12/31/2018	0.86	0	0	0.00%	-14.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.6%
2021	1.3%
2020	2.5%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust iShares Russell 2000 Small-Cap Index Fund K Class - 06-3GR

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$766,136	$836,307	38,057
Receivables: investments sold	4,153
Payables: investments purchased	-
Net assets	$770,289

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$770,289	737,411	$1.04
Band 100	-	-	1.06
Band 75	-	-	1.07
Band 50	-	-	1.08
Band 25	-	-	1.09
Band 0	-	-	1.10
Total	$770,289	737,411

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$11,077
Mortality & expense charges			(9,857)
Net investment income (loss)			1,220

Gain (loss) on investments:
Net realized gain (loss)			4,316
Realized gain distributions			2,172
Net change in unrealized appreciation (depreciation)			(209,082)
Net gain (loss)			(202,594)

Increase (decrease) in net assets from operations			$(201,374)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,220	$404
Net realized gain (loss)		4,316	40,769
Realized gain distributions		2,172	56,945
Net change in unrealized appreciation (depreciation)		(209,082)	(24,545)

Increase (decrease) in net assets from operations		(201,374)	73,573

Contract owner transactions:
Proceeds from units sold		187,636	621,457
Cost of units redeemed		(179,611)	(321,333)
Account charges		(2,016)	(2,173)
Increase (decrease)		6,009	297,951
Net increase (decrease)		(195,365)	371,524
Net assets, beginning		965,654	594,130
Net assets, ending		$770,289	$965,654

Units sold		170,327	463,844
Units redeemed		(160,316)	(243,770)
Net increase (decrease)		10,011	220,074
Units outstanding, beginning		727,400	507,326
Units outstanding, ending		737,411	727,400

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,547,439
Cost of units redeemed/account charges			(816,623)
Net investment income (loss)			3,909
Net realized gain (loss)			41,475
Realized gain distributions			64,260
Net change in unrealized appreciation (depreciation)			(70,171)
Net assets			$770,289

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.04	737	$770	1.25%	-21.3%	12/31/2022	$1.06	0	$0	1.00%	-21.1%	12/31/2022	$1.07	0	$0	0.75%	-20.9%
12/31/2021	1.33	727	966	1.25%	13.4%	12/31/2021	1.34	0	0	1.00%	13.6%	12/31/2021	1.35	0	0	0.75%	13.9%
12/31/2020	1.17	507	594	1.25%	18.5%	12/31/2020	1.18	0	0	1.00%	18.8%	12/31/2020	1.19	0	0	0.75%	19.1%
12/31/2019	0.99	163	161	1.25%	24.1%	12/31/2019	0.99	0	0	1.00%	24.4%	12/31/2019	1.00	0	0	0.75%	24.7%
12/31/2018	0.80	0	0	1.25%	-20.3%	12/31/2018	0.80	0	0	1.00%	-20.3%	12/31/2018	0.80	0	0	0.75%	-20.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.08	0	$0	0.50%	-20.7%	12/31/2022	$1.09	0	$0	0.25%	-20.5%	12/31/2022	$1.10	0	$0	0.00%	-20.3%
12/31/2021	1.36	0	0	0.50%	14.2%	12/31/2021	1.37	0	0	0.25%	14.5%	12/31/2021	1.39	0	0	0.00%	14.8%
12/31/2020	1.19	0	0	0.50%	19.4%	12/31/2020	1.20	0	0	0.25%	19.7%	12/31/2020	1.21	0	0	0.00%	20.0%
12/31/2019	1.00	0	0	0.50%	25.0%	12/31/2019	1.00	0	0	0.25%	25.3%	12/31/2019	1.01	0	0	0.00%	25.6%
12/31/2018	0.80	0	0	0.50%	-20.1%	12/31/2018	0.80	0	0	0.25%	-20.0%	12/31/2018	0.80	0	0	0.00%	-19.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.3%
2021	1.3%
2020	1.5%
2019	2.7%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust iShares MSCI EAFE International Index Fund K Class - 06-3VK

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$306,248	$301,109	22,615
Receivables: investments sold	-
Payables: investments purchased	(6,135)
Net assets	$300,113

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$300,113	271,273	$1.11
Band 100	-	-	1.12
Band 75	-	-	1.13
Band 50	-	-	1.14
Band 25	-	-	1.15
Band 0	-	-	1.16
Total	$300,113	271,273

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$8,086
Mortality & expense charges			(2,718)
Net investment income (loss)			5,368

Gain (loss) on investments:
Net realized gain (loss)			(7,485)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(8,873)
Net gain (loss)			(16,358)

Increase (decrease) in net assets from operations			$(10,990)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,368	$3,988
Net realized gain (loss)		(7,485)	181
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(8,873)	3,487

Increase (decrease) in net assets from operations		(10,990)	7,656

Contract owner transactions:
Proceeds from units sold		480,428	189,469
Cost of units redeemed		(363,516)	(88,326)
Account charges		(826)	(65)
Increase (decrease)		116,086	101,078
Net increase (decrease)		105,096	108,734
Net assets, beginning		195,017	86,283
Net assets, ending		$300,113	$195,017

Units sold		458,120	143,534
Units redeemed		(336,441)	(66,709)
Net increase (decrease)		121,679	76,825
Units outstanding, beginning		149,594	72,769
Units outstanding, ending		271,273	149,594

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$807,671
Cost of units redeemed/account charges			(515,788)
Net investment income (loss)			10,407
Net realized gain (loss)			(7,316)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			5,139
Net assets			$300,113

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.11	271	$300	1.25%	-15.1%	12/31/2022	$1.12	0	$0	1.00%	-14.9%	12/31/2022	$1.13	0	$0	0.75%	-14.7%
12/31/2021	1.30	150	195	1.25%	9.9%	12/31/2021	1.31	0	0	1.00%	10.2%	12/31/2021	1.32	0	0	0.75%	10.5%
12/31/2020	1.19	73	86	1.25%	6.7%	12/31/2020	1.19	0	0	1.00%	7.0%	12/31/2020	1.20	0	0	0.75%	7.3%
12/31/2019	1.11	0	0	1.25%	11.1%	12/31/2019	1.11	0	0	1.00%	11.3%	12/31/2019	1.12	0	0	0.75%	11.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.14	0	$0	0.50%	-14.5%	12/31/2022	$1.15	0	$0	0.25%	-14.3%	12/31/2022	$1.16	0	$0	0.00%	-14.1%
12/31/2021	1.33	0	0	0.50%	10.8%	12/31/2021	1.34	0	0	0.25%	11.1%	12/31/2021	1.35	0	0	0.00%	11.3%
12/31/2020	1.20	0	0	0.50%	7.5%	12/31/2020	1.21	0	0	0.25%	7.8%	12/31/2020	1.21	0	0	0.00%	8.1%
12/31/2019	1.12	0	0	0.50%	11.8%	12/31/2019	1.12	0	0	0.25%	12.1%	12/31/2019	1.12	0	0	0.00%	12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.3%
2021	4.0%
2020	3.9%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust iShares Total U.S. Stock Market Index Fund K Class - 06-3XR (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.37
Band 100	-	-	1.38
Band 75	-	-	1.39
Band 50	-	-	1.41
Band 25	-	-	1.42
Band 0	-	-	1.43
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.37	0	$0	1.25%	-20.1%	12/31/2022	$1.38	0	$0	1.00%	-19.9%	12/31/2022	$1.39	0	$0	0.75%	-19.7%
12/31/2021	1.71	0	0	1.25%	24.0%	12/31/2021	1.72	0	0	1.00%	24.3%	12/31/2021	1.73	0	0	0.75%	24.6%
12/31/2020	1.38	0	0	1.25%	19.3%	12/31/2020	1.39	0	0	1.00%	19.6%	12/31/2020	1.39	0	0	0.75%	19.9%
12/31/2019	1.16	0	0	1.25%	15.7%	12/31/2019	1.16	0	0	1.00%	15.9%	12/31/2019	1.16	0	0	0.75%	16.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.41	0	$0	0.50%	-19.5%	12/31/2022	$1.42	0	$0	0.25%	-19.3%	12/31/2022	$1.43	0	$0	0.00%	-19.1%
12/31/2021	1.75	0	0	0.50%	24.9%	12/31/2021	1.76	0	0	0.25%	25.3%	12/31/2021	1.77	0	0	0.00%	25.6%
12/31/2020	1.40	0	0	0.50%	20.2%	12/31/2020	1.40	0	0	0.25%	20.5%	12/31/2020	1.41	0	0	0.00%	20.8%
12/31/2019	1.16	0	0	0.50%	16.2%	12/31/2019	1.16	0	0	0.25%	16.4%	12/31/2019	1.17	0	0	0.00%	16.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust iShares U.S. Aggregate Bond Index Fund K Class - 06-3VM

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$97,896	$100,482	11,003
Receivables: investments sold	38
Payables: investments purchased	-
Net assets	$97,934

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$97,934	103,926	$0.94
Band 100	-	-	0.95
Band 75	-	-	0.96
Band 50	-	-	0.97
Band 25	-	-	0.98
Band 0	-	-	0.99
Total	$97,934	103,926

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,000
Mortality & expense charges			(445)
Net investment income (loss)			555

Gain (loss) on investments:
Net realized gain (loss)			(693)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(2,312)
Net gain (loss)			(3,005)

Increase (decrease) in net assets from operations			$(2,450)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$555	$48
Net realized gain (loss)		(693)	(731)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(2,312)	(109)

Increase (decrease) in net assets from operations		(2,450)	(792)

Contract owner transactions:
Proceeds from units sold		89,489	31,241
Cost of units redeemed		(5,104)	(45,857)
Account charges		(19)	(9)
Increase (decrease)		84,366	(14,625)
Net increase (decrease)		81,916	(15,417)
Net assets, beginning		16,018	31,435
Net assets, ending		$97,934	$16,018

Units sold		94,521	28,105
Units redeemed		(5,195)	(41,292)
Net increase (decrease)		89,326	(13,187)
Units outstanding, beginning		14,600	27,787
Units outstanding, ending		103,926	14,600

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$152,202
Cost of units redeemed/account charges			(51,066)
Net investment income (loss)			744
Net realized gain (loss)			(1,424)
Realized gain distributions			64
Net change in unrealized appreciation (depreciation)			(2,586)
Net assets			$97,934

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.94	104	$98	1.25%	-14.1%	12/31/2022	$0.95	0	$0	1.00%	-13.9%	12/31/2022	$0.96	0	$0	0.75%	-13.7%
12/31/2021	1.10	15	16	1.25%	-3.0%	12/31/2021	1.11	0	0	1.00%	-2.8%	12/31/2021	1.11	0	0	0.75%	-2.5%
12/31/2020	1.13	28	31	1.25%	6.3%	12/31/2020	1.14	0	0	1.00%	6.6%	12/31/2020	1.14	0	0	0.75%	6.8%
12/31/2019	1.06	0	0	1.25%	6.4%	12/31/2019	1.07	0	0	1.00%	6.7%	12/31/2019	1.07	0	0	0.75%	6.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.97	0	$0	0.50%	-13.5%	12/31/2022	$0.98	0	$0	0.25%	-13.2%	12/31/2022	$0.99	0	$0	0.00%	-13.0%
12/31/2021	1.12	0	0	0.50%	-2.3%	12/31/2021	1.13	0	0	0.25%	-2.0%	12/31/2021	1.14	0	0	0.00%	-1.8%
12/31/2020	1.15	0	0	0.50%	7.1%	12/31/2020	1.15	0	0	0.25%	7.4%	12/31/2020	1.16	0	0	0.00%	7.6%
12/31/2019	1.07	0	0	0.50%	7.1%	12/31/2019	1.07	0	0	0.25%	7.3%	12/31/2019	1.08	0	0	0.00%	7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.8%
2021	0.7%
2020	1.8%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust iShares Russell 1000LgCp Idx K Class - 06-46P

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$39,375	$37,233	2,508
Receivables: investments sold	22,214
Payables: investments purchased	-
Net assets	$61,589

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$61,589	46,853	$1.31
Band 100	-	-	1.33
Band 75	-	-	1.34
Band 50	-	-	1.35
Band 25	-	-	1.36
Band 0	-	-	1.37
Total	$61,589	46,853

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$397
Mortality & expense charges			(381)
Net investment income (loss)			16

Gain (loss) on investments:
Net realized gain (loss)			23,527
Realized gain distributions			54
Net change in unrealized appreciation (depreciation)			(31,104)
Net gain (loss)			(7,523)

Increase (decrease) in net assets from operations			$(7,507)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$16	$104
Net realized gain (loss)		23,527	495
Realized gain distributions		54	783
Net change in unrealized appreciation (depreciation)		(31,104)	19,330

Increase (decrease) in net assets from operations		(7,507)	20,712

Contract owner transactions:
Proceeds from units sold		46,652	9,283
Cost of units redeemed		(86,612)	(1,388)
Account charges		(19)	-
Increase (decrease)		(39,979)	7,895
Net increase (decrease)		(47,486)	28,607
Net assets, beginning		109,075	80,468
Net assets, ending		$61,589	$109,075

Units sold		36,054	6,142
Units redeemed		(55,480)	(884)
Net increase (decrease)		(19,426)	5,258
Units outstanding, beginning		66,279	61,021
Units outstanding, ending		46,853	66,279

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$179,252
Cost of units redeemed/account charges			(145,315)
Net investment income (loss)			557
Net realized gain (loss)			24,039
Realized gain distributions			914
Net change in unrealized appreciation (depreciation)			2,142
Net assets			$61,589

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.31	47	$62	1.25%	-20.1%	12/31/2022	$1.33	0	$0	1.00%	-19.9%	12/31/2022	$1.34	0	$0	0.75%	-19.7%
12/31/2021	1.65	66	109	1.25%	24.8%	12/31/2021	1.66	0	0	1.00%	25.1%	12/31/2021	1.67	0	0	0.75%	25.4%
12/31/2020	1.32	61	80	1.25%	19.3%	12/31/2020	1.32	0	0	1.00%	19.6%	12/31/2020	1.33	0	0	0.75%	19.9%
12/31/2019	1.10	0	0	1.25%	10.5%	12/31/2019	1.11	0	0	1.00%	10.6%	12/31/2019	1.11	0	0	0.75%	10.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.35	0	$0	0.50%	-19.5%	12/31/2022	$1.36	0	$0	0.25%	-19.3%	12/31/2022	$1.37	0	$0	0.00%	-19.1%
12/31/2021	1.67	0	0	0.50%	25.7%	12/31/2021	1.68	0	0	0.25%	26.1%	12/31/2021	1.69	0	0	0.00%	26.4%
12/31/2020	1.33	0	0	0.50%	20.2%	12/31/2020	1.34	0	0	0.25%	20.5%	12/31/2020	1.34	0	0	0.00%	20.8%
12/31/2019	1.11	0	0	0.50%	10.8%	12/31/2019	1.11	0	0	0.25%	10.9%	12/31/2019	1.11	0	0	0.00%	11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.5%
2021	1.4%
2020	2.6%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Advg Small Cap Gr K Class - 06-46J (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.12
Band 100	-	-	1.13
Band 75	-	-	1.14
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.17
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.12	0	$0	1.25%	-25.9%	12/31/2022	$1.13	0	$0	1.00%	-25.7%	12/31/2022	$1.14	0	$0	0.75%	-25.5%
12/31/2021	1.51	0	0	1.25%	2.3%	12/31/2021	1.52	0	0	1.00%	2.6%	12/31/2021	1.53	0	0	0.75%	2.8%
12/31/2020	1.47	0	0	1.25%	31.9%	12/31/2020	1.48	0	0	1.00%	32.2%	12/31/2020	1.48	0	0	0.75%	32.5%
12/31/2019	1.12	0	0	1.25%	11.8%	12/31/2019	1.12	0	0	1.00%	11.9%	12/31/2019	1.12	0	0	0.75%	12.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.15	0	$0	0.50%	-25.3%	12/31/2022	$1.16	0	$0	0.25%	-25.1%	12/31/2022	$1.17	0	$0	0.00%	-24.9%
12/31/2021	1.54	0	0	0.50%	3.1%	12/31/2021	1.54	0	0	0.25%	3.4%	12/31/2021	1.55	0	0	0.00%	3.6%
12/31/2020	1.49	0	0	0.50%	32.9%	12/31/2020	1.49	0	0	0.25%	33.2%	12/31/2020	1.50	0	0	0.00%	33.5%
12/31/2019	1.12	0	0	0.50%	12.1%	12/31/2019	1.12	0	0	0.25%	12.2%	12/31/2019	1.12	0	0	0.00%	12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust iShares MSCI Total Intl Idx K Class - 06-46N

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$53,565	$54,535	6,086
Receivables: investments sold	301
Payables: investments purchased	-
Net assets	$53,866

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$53,866	50,147	$1.07
Band 100	-	-	1.08
Band 75	-	-	1.09
Band 50	-	-	1.10
Band 25	-	-	1.11
Band 0	-	-	1.12
Total	$53,866	50,147

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$556
Mortality & expense charges			(279)
Net investment income (loss)			277

Gain (loss) on investments:
Net realized gain (loss)			(89)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(953)
Net gain (loss)			(1,042)

Increase (decrease) in net assets from operations			$(765)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$277	$20,156
Net realized gain (loss)		(89)	319,167
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(953)	(193,056)

Increase (decrease) in net assets from operations		(765)	146,267

Contract owner transactions:
Proceeds from units sold		53,468	574,548
Cost of units redeemed		(67)	(2,397,511)
Account charges		(3)	(5,594)
Increase (decrease)		53,398	(1,828,557)
Net increase (decrease)		52,633	(1,682,290)
Net assets, beginning		1,233	1,683,523
Net assets, ending		$53,866	$1,233

Units sold		49,264	441,080
Units redeemed		(65)	(1,816,660)
Net increase (decrease)		49,199	(1,375,580)
Units outstanding, beginning		948	1,376,528
Units outstanding, ending		50,147	948

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,294,553
Cost of units redeemed/account charges			(2,602,676)
Net investment income (loss)			42,833
Net realized gain (loss)			320,126
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(970)
Net assets			$53,866

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.07	50	$54	1.25%	-17.4%	12/31/2022	$1.08	0	$0	1.00%	-17.2%	12/31/2022	$1.09	0	$0	0.75%	-17.0%
12/31/2021	1.30	1	1	1.25%	6.4%	12/31/2021	1.31	0	0	1.00%	6.6%	12/31/2021	1.32	0	0	0.75%	6.9%
12/31/2020	1.22	1,377	1,684	1.25%	9.4%	12/31/2020	1.23	0	0	1.00%	9.7%	12/31/2020	1.23	0	0	0.75%	9.9%
12/31/2019	1.12	1,133	1,266	1.25%	11.8%	12/31/2019	1.12	0	0	1.00%	11.9%	12/31/2019	1.12	0	0	0.75%	12.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.10	0	$0	0.50%	-16.8%	12/31/2022	$1.11	0	$0	0.25%	-16.6%	12/31/2022	$1.12	0	$0	0.00%	-16.4%
12/31/2021	1.32	0	0	0.50%	7.2%	12/31/2021	1.33	0	0	0.25%	7.4%	12/31/2021	1.34	0	0	0.00%	7.7%
12/31/2020	1.24	0	0	0.50%	10.2%	12/31/2020	1.24	0	0	0.25%	10.5%	12/31/2020	1.24	0	0	0.00%	10.8%
12/31/2019	1.12	0	0	0.50%	12.1%	12/31/2019	1.12	0	0	0.25%	12.2%	12/31/2019	1.12	0	0	0.00%	12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.0%
2021	4.8%
2020	2.1%
2019	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock LifePath Index 2065 Fund Retirement Class - 06-4H3

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$90,093	$94,040	8,047
Receivables: investments sold	-
Payables: investments purchased	(282)
Net assets	$89,811

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$89,811	84,920	$1.06
Band 100	-	-	1.07
Band 75	-	-	1.07
Band 50	-	-	1.08
Band 25	-	-	1.09
Band 0	-	-	1.10
Total	$89,811	84,920

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$916
Mortality & expense charges			(498)
Net investment income (loss)			418

Gain (loss) on investments:
Net realized gain (loss)			(1,149)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(4,296)
Net gain (loss)			(5,445)

Increase (decrease) in net assets from operations			$(5,027)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$418	$109
Net realized gain (loss)		(1,149)	98
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(4,296)	340

Increase (decrease) in net assets from operations		(5,027)	547

Contract owner transactions:
Proceeds from units sold		87,751	14,784
Cost of units redeemed		(6,965)	(1,070)
Account charges		(469)	(68)
Increase (decrease)		80,317	13,646
Net increase (decrease)		75,290	14,193
Net assets, beginning		14,521	328
Net assets, ending		$89,811	$14,521

Units sold		81,018	11,684
Units redeemed		(7,174)	(902)
Net increase (decrease)		73,844	10,782
Units outstanding, beginning		11,076	294
Units outstanding, ending		84,920	11,076

* Date of Fund Inception into Variable Account: 2 /21 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$102,853
Cost of units redeemed/account charges			(8,572)
Net investment income (loss)			528
Net realized gain (loss)			(1,051)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(3,947)
Net assets			$89,811

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.06	85	$90	1.25%	-19.3%	12/31/2022	$1.07	0	$0	1.00%	-19.1%	12/31/2022	$1.07	0	$0	0.75%	-18.9%
12/31/2021	1.31	11	15	1.25%	17.4%	12/31/2021	1.32	0	0	1.00%	17.7%	12/31/2021	1.32	0	0	0.75%	18.0%
12/31/2020	1.12	0	0	1.25%	11.7%	12/31/2020	1.12	0	0	1.00%	11.9%	12/31/2020	1.12	0	0	0.75%	12.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.08	0	$0	0.50%	-18.7%	12/31/2022	$1.09	0	$0	0.25%	-18.5%	12/31/2022	$1.10	0	$0	0.00%	-18.3%
12/31/2021	1.33	0	0	0.50%	18.3%	12/31/2021	1.34	0	0	0.25%	18.6%	12/31/2021	1.34	0	0	0.00%	18.9%
12/31/2020	1.12	0	0	0.50%	12.4%	12/31/2020	1.13	0	0	0.25%	12.6%	12/31/2020	1.13	0	0	0.00%	12.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.8%
2021	2.2%
2020	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Strategic Global Bond Fund R Class - 06-4PX

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$27,984	$29,989	5,468
Receivables: investments sold	15
Payables: investments purchased	-
Net assets	$27,999

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$27,999	33,203	$0.84
Band 100	-	-	0.85
Band 75	-	-	0.85
Band 50	-	-	0.86
Band 25	-	-	0.86
Band 0	-	-	0.87
Total	$27,999	33,203

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$598
Mortality & expense charges			(216)
Net investment income (loss)			382

Gain (loss) on investments:
Net realized gain (loss)			(9)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(2,005)
Net gain (loss)			(2,014)

Increase (decrease) in net assets from operations			$(1,632)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$382	$-
Net realized gain (loss)		(9)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(2,005)	-

Increase (decrease) in net assets from operations		(1,632)	-

Contract owner transactions:
Proceeds from units sold		55,073	-
Cost of units redeemed		(25,442)	-
Account charges		-	-
Increase (decrease)		29,631	-
Net increase (decrease)		27,999	-
Net assets, beginning		-	-
Net assets, ending		$27,999	$-

Units sold		61,452	-
Units redeemed		(28,249)	-
Net increase (decrease)		33,203	-
Units outstanding, beginning		-	-
Units outstanding, ending		33,203	-

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$55,073
Cost of units redeemed/account charges			(25,442)
Net investment income (loss)			382
Net realized gain (loss)			(9)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(2,005)
Net assets			$27,999

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.84	33	$28	1.25%	-15.7%	12/31/2022	$0.85	0	$0	1.00%	-15.5%	12/31/2022	$0.85	0	$0	0.75%	-15.3%
12/31/2021	1.00	0	0	1.25%	-2.4%	12/31/2021	1.00	0	0	1.00%	-2.2%	12/31/2021	1.01	0	0	0.75%	-1.9%
12/31/2020	1.03	0	0	1.25%	2.6%	12/31/2020	1.03	0	0	1.00%	2.6%	12/31/2020	1.03	0	0	0.75%	2.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.86	0	$0	0.50%	-15.1%	12/31/2022	$0.86	0	$0	0.25%	-14.9%	12/31/2022	$0.87	0	$0	0.00%	-14.7%
12/31/2021	1.01	0	0	0.50%	-1.7%	12/31/2021	1.01	0	0	0.25%	-1.4%	12/31/2021	1.02	0	0	0.00%	-1.2%
12/31/2020	1.03	0	0	0.50%	2.7%	12/31/2020	1.03	0	0	0.25%	2.7%	12/31/2020	1.03	0	0	0.00%	2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	4.3%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Advisor Small Cap Core K Retirement Class - 06-4YM

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$356,001	$373,509	24,849
Receivables: investments sold	1,340
Payables: investments purchased	-
Net assets	$357,341

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$357,341	444,264	$0.80
Band 100	-	-	0.81
Band 75	-	-	0.81
Band 50	-	-	0.81
Band 25	-	-	0.82
Band 0	-	-	0.82
Total	$357,341	444,264

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$2,581
Mortality & expense charges			(1,731)
Net investment income (loss)			850

Gain (loss) on investments:
Net realized gain (loss)			(67)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(17,508)
Net gain (loss)			(17,575)

Increase (decrease) in net assets from operations			$(16,725)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$850	$-
Net realized gain (loss)		(67)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(17,508)	-

Increase (decrease) in net assets from operations		(16,725)	-

Contract owner transactions:
Proceeds from units sold		687,630	-
Cost of units redeemed		(313,524)	-
Account charges		(40)	-
Increase (decrease)		374,066	-
Net increase (decrease)		357,341	-
Net assets, beginning		-	-
Net assets, ending		$357,341	$-

Units sold		807,871	-
Units redeemed		(363,607)	-
Net increase (decrease)		444,264	-
Units outstanding, beginning		-	-
Units outstanding, ending		444,264	-

* Date of Fund Inception into Variable Account: 8 /26 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$687,630
Cost of units redeemed/account charges			(313,564)
Net investment income (loss)			850
Net realized gain (loss)			(67)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(17,508)
Net assets			$357,341

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.80	444	$357	1.25%	-20.8%	12/31/2022	$0.81	0	$0	1.00%	-20.6%	12/31/2022	$0.81	0	$0	0.75%	-20.4%
12/31/2021	1.02	0	0	1.25%	1.5%	12/31/2021	1.02	0	0	1.00%	1.6%	12/31/2021	1.02	0	0	0.75%	1.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.81	0	$0	0.50%	-20.2%	12/31/2022	$0.82	0	$0	0.25%	-20.0%	12/31/2022	$0.82	0	$0	0.00%	-19.8%
12/31/2021	1.02	0	0	0.50%	1.8%	12/31/2021	1.02	0	0	0.25%	1.9%	12/31/2021	1.02	0	0	0.00%	1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.4%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock GNMA Inv A Class - 06-4WH

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$235,873	$272,517	29,839
Receivables: investments sold	159
Payables: investments purchased	-
Net assets	$236,032

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$236,032	279,652	$0.84
Band 100	-	-	0.85
Band 75	-	-	0.85
Band 50	-	-	0.85
Band 25	-	-	0.86
Band 0	-	-	0.86
Total	$236,032	279,652

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$10,103
Mortality & expense charges			(6,023)
Net investment income (loss)			4,080

Gain (loss) on investments:
Net realized gain (loss)			(59,926)
Realized gain distributions			69
Net change in unrealized appreciation (depreciation)			(27,663)
Net gain (loss)			(87,520)

Increase (decrease) in net assets from operations			$(83,440)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,080	$361
Net realized gain (loss)		(59,926)	(633)
Realized gain distributions		69	-
Net change in unrealized appreciation (depreciation)		(27,663)	(8,981)

Increase (decrease) in net assets from operations		(83,440)	(9,253)

Contract owner transactions:
Proceeds from units sold		64,460	791,343
Cost of units redeemed		(441,259)	(84,373)
Account charges		(1,014)	(432)
Increase (decrease)		(377,813)	706,538
Net increase (decrease)		(461,253)	697,285
Net assets, beginning		697,285	-
Net assets, ending		$236,032	$697,285

Units sold		71,813	798,457
Units redeemed		(504,456)	(86,162)
Net increase (decrease)		(432,643)	712,295
Units outstanding, beginning		712,295	-
Units outstanding, ending		279,652	712,295

* Date of Fund Inception into Variable Account: 5 /6 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$855,803
Cost of units redeemed/account charges			(527,078)
Net investment income (loss)			4,441
Net realized gain (loss)			(60,559)
Realized gain distributions			69
Net change in unrealized appreciation (depreciation)			(36,644)
Net assets			$236,032

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.84	280	$236	1.25%	-13.8%	12/31/2022	$0.85	0	$0	1.00%	-13.6%	12/31/2022	$0.85	0	$0	0.75%	-13.4%
12/31/2021	0.98	712	697	1.25%	-2.1%	12/31/2021	0.98	0	0	1.00%	-1.9%	12/31/2021	0.98	0	0	0.75%	-1.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.85	0	$0	0.50%	-13.1%	12/31/2022	$0.86	0	$0	0.25%	-12.9%	12/31/2022	$0.86	0	$0	0.00%	-12.7%
12/31/2021	0.98	0	0	0.50%	-1.6%	12/31/2021	0.99	0	0	0.25%	-1.5%	12/31/2021	0.99	0	0	0.00%	-1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.2%
2021	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Global Allocation Fund Institutional Class - 06-528

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,099,188	$1,288,664	64,767
Receivables: investments sold	-
Payables: investments purchased	(22,097)
Net assets	$1,077,091

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,077,091	545,237	$1.98
Band 100	-	-	2.04
Band 75	-	-	2.12
Band 50	-	-	2.19
Band 25	-	-	2.26
Band 0	-	-	2.34
Total	$1,077,091	545,237

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(18,409)
Net investment income (loss)			(18,409)

Gain (loss) on investments:
Net realized gain (loss)			(129,994)
Realized gain distributions			89,212
Net change in unrealized appreciation (depreciation)			(262,203)
Net gain (loss)			(302,985)

Increase (decrease) in net assets from operations			$(321,394)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(18,409)	$(889)
Net realized gain (loss)		(129,994)	32,088
Realized gain distributions		89,212	140,152
Net change in unrealized appreciation (depreciation)		(262,203)	(82,662)

Increase (decrease) in net assets from operations		(321,394)	88,689

Contract owner transactions:
Proceeds from units sold		312,889	233,619
Cost of units redeemed		(592,504)	(272,204)
Account charges		(326)	(169)
Increase (decrease)		(279,941)	(38,754)
Net increase (decrease)		(601,335)	49,935
Net assets, beginning		1,678,426	1,628,491
Net assets, ending		$1,077,091	$1,678,426

Units sold		147,254	102,114
Units redeemed		(308,264)	(118,167)
Net increase (decrease)		(161,010)	(16,053)
Units outstanding, beginning		706,247	722,300
Units outstanding, ending		545,237	706,247

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$6,290,519
Cost of units redeemed/account charges			(5,927,057)
Net investment income (loss)			4,030
Net realized gain (loss)			(101,064)
Realized gain distributions			1,000,139
Net change in unrealized appreciation (depreciation)			(189,476)
Net assets			$1,077,091

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.98	545	$1,077	1.25%	-16.9%	12/31/2022	$2.04	0	$0	1.00%	-16.7%	12/31/2022	$2.12	0	$0	0.75%	-16.5%
12/31/2021	2.38	706	1,678	1.25%	5.4%	12/31/2021	2.45	0	0	1.00%	5.7%	12/31/2021	2.53	0	0	0.75%	5.9%
12/31/2020	2.25	722	1,628	1.25%	19.6%	12/31/2020	2.32	0	0	1.00%	19.9%	12/31/2020	2.39	0	0	0.75%	20.2%
12/31/2019	1.88	795	1,498	1.25%	16.1%	12/31/2019	1.94	0	0	1.00%	16.4%	12/31/2019	1.99	0	0	0.75%	16.7%
12/31/2018	1.62	855	1,388	1.25%	-8.5%	12/31/2018	1.66	0	0	1.00%	-8.3%	12/31/2018	1.70	0	0	0.75%	-8.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.19	0	$0	0.50%	-16.3%	12/31/2022	$2.26	0	$0	0.25%	-16.0%	12/31/2022	$2.34	0	$0	0.00%	-15.8%
12/31/2021	2.61	0	0	0.50%	6.2%	12/31/2021	2.70	0	0	0.25%	6.5%	12/31/2021	2.78	0	0	0.00%	6.7%
12/31/2020	2.46	0	0	0.50%	20.5%	12/31/2020	2.53	0	0	0.25%	20.8%	12/31/2020	2.61	0	0	0.00%	21.1%
12/31/2019	2.04	0	0	0.50%	17.0%	12/31/2019	2.10	0	0	0.25%	17.3%	12/31/2019	2.15	0	0	0.00%	17.5%
12/31/2018	1.75	0	0	0.50%	-7.8%	12/31/2018	1.79	0	0	0.25%	-7.6%	12/31/2018	1.83	0	0	0.00%	-7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	1.2%
2020	0.7%
2019	1.4%
2018	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Global Allocation Fund R Class - 06-527

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,924,377	$2,300,352	125,544
Receivables: investments sold	2,738
Payables: investments purchased	-
Net assets	$1,927,115

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,831,722	1,008,146	$1.82
Band 100	95,393	50,739	1.88
Band 75	-	-	1.95
Band 50	-	-	2.01
Band 25	-	-	2.08
Band 0	-	-	2.16
Total	$1,927,115	1,058,885

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(25,420)
Net investment income (loss)			(25,420)

Gain (loss) on investments:
Net realized gain (loss)			(49,110)
Realized gain distributions			113,985
Net change in unrealized appreciation (depreciation)			(461,786)
Net gain (loss)			(396,911)

Increase (decrease) in net assets from operations			$(422,331)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(25,420)	$(18,671)
Net realized gain (loss)		(49,110)	77,454
Realized gain distributions		113,985	248,120
Net change in unrealized appreciation (depreciation)		(461,786)	(167,508)

Increase (decrease) in net assets from operations		(422,331)	139,395

Contract owner transactions:
Proceeds from units sold		239,709	309,021
Cost of units redeemed		(330,902)	(707,836)
Account charges		(2,445)	(2,771)
Increase (decrease)		(93,638)	(401,586)
Net increase (decrease)		(515,969)	(262,191)
Net assets, beginning		2,443,084	2,705,275
Net assets, ending		$1,927,115	$2,443,084

Units sold		128,771	142,893
Units redeemed		(177,663)	(320,779)
Net increase (decrease)		(48,892)	(177,886)
Units outstanding, beginning		1,107,777	1,285,663
Units outstanding, ending		1,058,885	1,107,777

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$11,303,715
Cost of units redeemed/account charges			(10,501,698)
Net investment income (loss)			(101,486)
Net realized gain (loss)			(132,446)
Realized gain distributions			1,735,005
Net change in unrealized appreciation (depreciation)			(375,975)
Net assets			$1,927,115

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.82	1,008	$1,832	1.25%	-17.4%	12/31/2022	$1.88	51	$95	1.00%	-17.2%	12/31/2022	$1.95	0	$0	0.75%	-17.0%
12/31/2021	2.20	1,017	2,237	1.25%	4.7%	12/31/2021	2.27	91	207	1.00%	5.0%	12/31/2021	2.34	0	0	0.75%	5.3%
12/31/2020	2.10	1,201	2,523	1.25%	18.9%	12/31/2020	2.16	84	182	1.00%	19.2%	12/31/2020	2.23	0	0	0.75%	19.5%
12/31/2019	1.77	1,161	2,050	1.25%	15.3%	12/31/2019	1.81	84	152	1.00%	15.6%	12/31/2019	1.86	0	0	0.75%	15.9%
12/31/2018	1.53	1,364	2,089	1.25%	-9.1%	12/31/2018	1.57	90	142	1.00%	-8.8%	12/31/2018	1.61	0	0	0.75%	-8.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.01	0	$0	0.50%	-16.8%	12/31/2022	$2.08	0	$0	0.25%	-16.6%	12/31/2022	$2.16	0	$0	0.00%	-16.4%
12/31/2021	2.42	0	0	0.50%	5.5%	12/31/2021	2.50	0	0	0.25%	5.8%	12/31/2021	2.58	0	0	0.00%	6.1%
12/31/2020	2.29	0	0	0.50%	19.8%	12/31/2020	2.36	0	0	0.25%	20.1%	12/31/2020	2.43	0	0	0.00%	20.4%
12/31/2019	1.91	0	0	0.50%	16.2%	12/31/2019	1.96	0	0	0.25%	16.5%	12/31/2019	2.02	0	0	0.00%	16.8%
12/31/2018	1.65	0	0	0.50%	-8.4%	12/31/2018	1.69	0	0	0.25%	-8.1%	12/31/2018	1.73	0	0	0.00%	-7.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.7%
2020	0.1%
2019	0.9%
2018	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Syst Multi-Strat K Retirement Class - 06-6CG (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.99
Band 100	-	-	0.99
Band 75	-	-	0.99
Band 50	-	-	1.00
Band 25	-	-	1.00
Band 0	-	-	1.00
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 2 /24 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.99	0	$0	1.25%	-1.1%	12/31/2022	$0.99	0	$0	1.00%	-0.9%	12/31/2022	$0.99	0	$0	0.75%	-0.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.00	0	$0	0.50%	-0.5%	12/31/2022	$1.00	0	$0	0.25%	-0.3%	12/31/2022	$1.00	0	$0	0.00%	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Blackstone Alt Multi Strat Y Inst Class - 06-6KH (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.01
Band 25	-	-	1.01
Band 0	-	-	1.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /15 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.01	0	$0	1.25%	0.8%	12/31/2022	$1.01	0	$0	1.00%	0.8%	12/31/2022	$1.01	0	$0	0.75%	0.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.01	0	$0	0.50%	0.8%	12/31/2022	$1.01	0	$0	0.25%	0.8%	12/31/2022	$1.01	0	$0	0.00%	0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Calvert Small Cap Fund A Class - 06-516

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$574,124	$563,420	20,947
Receivables: investments sold	58
Payables: investments purchased	-
Net assets	$574,182

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$574,182	203,437	$2.82
Band 100	-	-	2.91
Band 75	-	-	3.00
Band 50	-	-	3.09
Band 25	-	-	3.19
Band 0	-	-	3.29
Total	$574,182	203,437

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(7,484)
Net investment income (loss)			(7,484)

Gain (loss) on investments:
Net realized gain (loss)			4,690
Realized gain distributions			8,074
Net change in unrealized appreciation (depreciation)			(121,764)
Net gain (loss)			(109,000)

Increase (decrease) in net assets from operations			$(116,484)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,484)	$(7,208)
Net realized gain (loss)		4,690	8,656
Realized gain distributions		8,074	44,271
Net change in unrealized appreciation (depreciation)		(121,764)	46,149

Increase (decrease) in net assets from operations		(116,484)	91,868

Contract owner transactions:
Proceeds from units sold		109,515	105,133
Cost of units redeemed		(76,648)	(37,587)
Account charges		(238)	(132)
Increase (decrease)		32,629	67,414
Net increase (decrease)		(83,855)	159,282
Net assets, beginning		658,037	498,755
Net assets, ending		$574,182	$658,037

Units sold		36,942	32,013
Units redeemed		(26,669)	(11,878)
Net increase (decrease)		10,273	20,135
Units outstanding, beginning		193,164	173,029
Units outstanding, ending		203,437	193,164

* Date of Fund Inception into Variable Account: 10 /14 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,080,048
Cost of units redeemed/account charges			(741,930)
Net investment income (loss)			(39,825)
Net realized gain (loss)			91,988
Realized gain distributions			173,197
Net change in unrealized appreciation (depreciation)			10,704
Net assets			$574,182

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.82	203	$574	1.25%	-17.1%	12/31/2022	$2.91	0	$0	1.00%	-16.9%	12/31/2022	$3.00	0	$0	0.75%	-16.7%
12/31/2021	3.41	193	658	1.25%	18.2%	12/31/2021	3.50	0	0	1.00%	18.5%	12/31/2021	3.60	0	0	0.75%	18.8%
12/31/2020	2.88	173	499	1.25%	13.2%	12/31/2020	2.96	0	0	1.00%	13.5%	12/31/2020	3.03	0	0	0.75%	13.8%
12/31/2019	2.55	101	256	1.25%	24.4%	12/31/2019	2.61	0	0	1.00%	24.8%	12/31/2019	2.67	0	0	0.75%	25.1%
12/31/2018	2.05	75	154	1.25%	-8.0%	12/31/2018	2.09	0	0	1.00%	-7.8%	12/31/2018	2.13	0	0	0.75%	-7.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.09	0	$0	0.50%	-16.5%	12/31/2022	$3.19	0	$0	0.25%	-16.3%	12/31/2022	$3.29	0	$0	0.00%	-16.1%
12/31/2021	3.71	0	0	0.50%	19.1%	12/31/2021	3.81	0	0	0.25%	19.4%	12/31/2021	3.92	0	0	0.00%	19.7%
12/31/2020	3.11	0	0	0.50%	14.1%	12/31/2020	3.19	0	0	0.25%	14.4%	12/31/2020	3.28	0	0	0.00%	14.6%
12/31/2019	2.73	0	0	0.50%	25.4%	12/31/2019	2.79	0	0	0.25%	25.7%	12/31/2019	2.86	0	0	0.00%	26.0%
12/31/2018	2.18	0	0	0.50%	-7.3%	12/31/2018	2.22	0	0	0.25%	-7.1%	12/31/2018	2.27	0	0	0.00%	-6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Calvert VP SRI Mid Cap Growth Portfolio - 06-520

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,049,390	$6,531,575	220,715
Receivables: investments sold	-
Payables: investments purchased	(3,827)
Net assets	$5,045,563

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,923,107	894,101	$5.51
Band 100	122,456	21,194	5.78
Band 75	-	-	6.06
Band 50	-	-	6.36
Band 25	-	-	6.68
Band 0	-	-	7.79
Total	$5,045,563	915,295

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(67,621)
Net investment income (loss)			(67,621)

Gain (loss) on investments:
Net realized gain (loss)			(58,754)
Realized gain distributions			1,106,706
Net change in unrealized appreciation (depreciation)			(2,368,232)
Net gain (loss)			(1,320,280)

Increase (decrease) in net assets from operations			$(1,387,901)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(67,621)	$(72,051)
Net realized gain (loss)		(58,754)	118,481
Realized gain distributions		1,106,706	292,165
Net change in unrealized appreciation (depreciation)		(2,368,232)	532,733

Increase (decrease) in net assets from operations		(1,387,901)	871,328

Contract owner transactions:
Proceeds from units sold		445,120	477,970
Cost of units redeemed		(950,472)	(1,094,706)
Account charges		(1,326)	(1,432)
Increase (decrease)		(506,678)	(618,168)
Net increase (decrease)		(1,894,579)	253,160
Net assets, beginning		6,940,142	6,686,982
Net assets, ending		$5,045,563	$6,940,142

Units sold		85,420	72,938
Units redeemed		(171,176)	(167,750)
Net increase (decrease)		(85,756)	(94,812)
Units outstanding, beginning		1,001,051	1,095,863
Units outstanding, ending		915,295	1,001,051

* Date of Fund Inception into Variable Account: 4 /28 /1995
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$173,881,778
Cost of units redeemed/account charges			(175,964,409)
Net investment income (loss)			465,378
Net realized gain (loss)			(242,119)
Realized gain distributions			8,387,120
Net change in unrealized appreciation (depreciation)			(1,482,185)
Net assets			$5,045,563

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$5.51	894	$4,923	1.25%	-20.5%	12/31/2022	$5.78	21	$122	1.00%	-20.3%	12/31/2022	$6.06	0	$0	0.75%	-20.1%
12/31/2021	6.92	976	6,758	1.25%	13.6%	12/31/2021	7.25	25	182	1.00%	13.9%	12/31/2021	7.59	0	0	0.75%	14.2%
12/31/2020	6.10	1,070	6,525	1.25%	10.9%	12/31/2020	6.36	25	162	1.00%	11.1%	12/31/2020	6.65	0	0	0.75%	11.4%
12/31/2019	5.50	1,219	6,705	1.25%	29.7%	12/31/2019	5.73	26	146	1.00%	30.1%	12/31/2019	5.96	0	0	0.75%	30.4%
12/31/2018	4.24	1,345	5,701	1.25%	-5.6%	12/31/2018	4.40	27	118	1.00%	-5.4%	12/31/2018	4.57	0	0	0.75%	-5.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$6.36	0	$0	0.50%	-19.9%	12/31/2022	$6.68	0	$0	0.25%	-19.7%	12/31/2022	$7.79	0	$0	0.00%	-19.5%
12/31/2021	7.94	0	0	0.50%	14.5%	12/31/2021	8.31	0	0	0.25%	14.7%	12/31/2021	9.68	0	0	0.00%	15.0%
12/31/2020	6.94	0	0	0.50%	11.7%	12/31/2020	7.24	0	0	0.25%	12.0%	12/31/2020	8.41	0	0	0.00%	12.2%
12/31/2019	6.21	0	0	0.50%	30.7%	12/31/2019	6.47	0	0	0.25%	31.0%	12/31/2019	7.49	0	0	0.00%	31.4%
12/31/2018	4.75	0	0	0.50%	-4.9%	12/31/2018	4.94	0	0	0.25%	-4.7%	12/31/2018	5.70	3	19	0.00%	-4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.2%
2020	0.4%
2019	0.5%
2018	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Calvert US Large Cap Core Responsible Index Fund R6 Class - 06-3FX

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$490,202	$510,367	14,863
Receivables: investments sold	1,494
Payables: investments purchased	-
Net assets	$491,696

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$491,696	352,620	$1.39
Band 100	-	-	1.41
Band 75	-	-	1.43
Band 50	-	-	1.44
Band 25	-	-	1.46
Band 0	-	-	1.47
Total	$491,696	352,620

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$5,757
Mortality & expense charges			(4,807)
Net investment income (loss)			950

Gain (loss) on investments:
Net realized gain (loss)			4,590
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(88,979)
Net gain (loss)			(84,389)

Increase (decrease) in net assets from operations			$(83,439)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$950	$(349)
Net realized gain (loss)		4,590	4,142
Realized gain distributions		-	607
Net change in unrealized appreciation (depreciation)		(88,979)	36,835

Increase (decrease) in net assets from operations		(83,439)	41,235

Contract owner transactions:
Proceeds from units sold		506,904	105,796
Cost of units redeemed		(212,663)	(17,946)
Account charges		(424)	(351)
Increase (decrease)		293,817	87,499
Net increase (decrease)		210,378	128,734
Net assets, beginning		281,318	152,584
Net assets, ending		$491,696	$281,318

Units sold		335,201	63,322
Units redeemed		(138,765)	(12,297)
Net increase (decrease)		196,436	51,025
Units outstanding, beginning		156,184	105,159
Units outstanding, ending		352,620	156,184

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$756,658
Cost of units redeemed/account charges			(259,145)
Net investment income (loss)			1,077
Net realized gain (loss)			12,664
Realized gain distributions			607
Net change in unrealized appreciation (depreciation)			(20,165)
Net assets			$491,696

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.39	353	$492	1.25%	-22.6%	12/31/2022	$1.41	0	$0	1.00%	-22.4%	12/31/2022	$1.43	0	$0	0.75%	-22.2%
12/31/2021	1.80	156	281	1.25%	24.1%	12/31/2021	1.82	0	0	1.00%	24.4%	12/31/2021	1.83	0	0	0.75%	24.8%
12/31/2020	1.45	105	153	1.25%	24.6%	12/31/2020	1.46	0	0	1.00%	24.9%	12/31/2020	1.47	0	0	0.75%	25.2%
12/31/2019	1.16	1	1	1.25%	31.2%	12/31/2019	1.17	0	0	1.00%	31.5%	12/31/2019	1.17	0	0	0.75%	31.9%
12/31/2018	0.89	0	0	1.25%	-11.3%	12/31/2018	0.89	0	0	1.00%	-11.2%	12/31/2018	0.89	0	0	0.75%	-11.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.44	0	$0	0.50%	-22.0%	12/31/2022	$1.46	0	$0	0.25%	-21.8%	12/31/2022	$1.47	0	$0	0.00%	-21.6%
12/31/2021	1.85	0	0	0.50%	25.1%	12/31/2021	1.86	0	0	0.25%	25.4%	12/31/2021	1.88	0	0	0.00%	25.7%
12/31/2020	1.48	0	0	0.50%	25.6%	12/31/2020	1.49	0	0	0.25%	25.9%	12/31/2020	1.50	0	0	0.00%	26.2%
12/31/2019	1.18	0	0	0.50%	32.2%	12/31/2019	1.18	0	0	0.25%	32.5%	12/31/2019	1.19	0	0	0.00%	32.8%
12/31/2018	0.89	0	0	0.50%	-11.0%	12/31/2018	0.89	0	0	0.25%	-10.9%	12/31/2018	0.89	0	0	0.00%	-10.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.5%
2021	1.0%
2020	1.9%
2019	2.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Parametric Emerging Markets R6 Class - 06-47V (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.02
Band 100	-	-	1.02
Band 75	-	-	1.03
Band 50	-	-	1.04
Band 25	-	-	1.05
Band 0	-	-	1.06
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.02	0	$0	1.25%	-12.1%	12/31/2022	$1.02	0	$0	1.00%	-11.9%	12/31/2022	$1.03	0	$0	0.75%	-11.7%
12/31/2021	1.16	0	0	1.25%	3.3%	12/31/2021	1.16	0	0	1.00%	3.6%	12/31/2021	1.17	0	0	0.75%	3.8%
12/31/2020	1.12	0	0	1.25%	1.6%	12/31/2020	1.12	0	0	1.00%	1.9%	12/31/2020	1.13	0	0	0.75%	2.2%
12/31/2019	1.10	0	0	1.25%	10.0%	12/31/2019	1.10	0	0	1.00%	10.1%	12/31/2019	1.10	0	0	0.75%	10.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.04	0	$0	0.50%	-11.4%	12/31/2022	$1.05	0	$0	0.25%	-11.2%	12/31/2022	$1.06	0	$0	0.00%	-11.0%
12/31/2021	1.18	0	0	0.50%	4.1%	12/31/2021	1.18	0	0	0.25%	4.3%	12/31/2021	1.19	0	0	0.00%	4.6%
12/31/2020	1.13	0	0	0.50%	2.4%	12/31/2020	1.13	0	0	0.25%	2.7%	12/31/2020	1.14	0	0	0.00%	2.9%
12/31/2019	1.10	0	0	0.50%	10.3%	12/31/2019	1.10	0	0	0.25%	10.4%	12/31/2019	1.11	0	0	0.00%	10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Calvert Small Cap R6 Class - 06-4FN

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$31,389	$36,473	1,047
Receivables: investments sold	15
Payables: investments purchased	-
Net assets	$31,404

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$31,404	27,199	$1.15
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$31,404	27,199

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$93
Mortality & expense charges			(357)
Net investment income (loss)			(264)

Gain (loss) on investments:
Net realized gain (loss)			(45)
Realized gain distributions			401
Net change in unrealized appreciation (depreciation)			(5,157)
Net gain (loss)			(4,801)

Increase (decrease) in net assets from operations			$(5,065)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(264)	$(118)
Net realized gain (loss)		(45)	32
Realized gain distributions		401	1,803
Net change in unrealized appreciation (depreciation)		(5,157)	73

Increase (decrease) in net assets from operations		(5,065)	1,790

Contract owner transactions:
Proceeds from units sold		7,916	29,430
Cost of units redeemed		(16)	(2,651)
Account charges		-	-
Increase (decrease)		7,900	26,779
Net increase (decrease)		2,835	28,569
Net assets, beginning		28,569	-
Net assets, ending		$31,404	$28,569

Units sold		6,645	22,584
Units redeemed		(15)	(2,015)
Net increase (decrease)		6,630	20,569
Units outstanding, beginning		20,569	-
Units outstanding, ending		27,199	20,569

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$37,346
Cost of units redeemed/account charges			(2,667)
Net investment income (loss)			(382)
Net realized gain (loss)			(13)
Realized gain distributions			2,204
Net change in unrealized appreciation (depreciation)			(5,084)
Net assets			$31,404

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.15	27	$31	1.25%	-16.9%	12/31/2022	$1.16	0	$0	1.00%	-16.7%	12/31/2022	$1.17	0	$0	0.75%	-16.5%
12/31/2021	1.39	21	29	1.25%	18.5%	12/31/2021	1.40	0	0	1.00%	18.8%	12/31/2021	1.40	0	0	0.75%	19.1%
12/31/2020	1.17	0	0	1.25%	13.6%	12/31/2020	1.18	0	0	1.00%	13.9%	12/31/2020	1.18	0	0	0.75%	14.2%
12/31/2019	1.03	0	0	1.25%	3.1%	12/31/2019	1.03	0	0	1.00%	3.2%	12/31/2019	1.03	0	0	0.75%	3.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.18	0	$0	0.50%	-16.2%	12/31/2022	$1.19	0	$0	0.25%	-16.0%	12/31/2022	$1.20	0	$0	0.00%	-15.8%
12/31/2021	1.41	0	0	0.50%	19.4%	12/31/2021	1.42	0	0	0.25%	19.7%	12/31/2021	1.43	0	0	0.00%	20.0%
12/31/2020	1.18	0	0	0.50%	14.4%	12/31/2020	1.19	0	0	0.25%	14.7%	12/31/2020	1.19	0	0	0.00%	15.0%
12/31/2019	1.03	0	0	0.50%	3.3%	12/31/2019	1.03	0	0	0.25%	3.4%	12/31/2019	1.03	0	0	0.00%	3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.3%
2021	0.3%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Calvert Balanced R6 Class - 06-4FJ

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$144	$164	4
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$144

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$144	127	$1.13
Band 100	-	-	1.14
Band 75	-	-	1.15
Band 50	-	-	1.16
Band 25	-	-	1.17
Band 0	-	-	1.18
Total	$144	127

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$2
Mortality & expense charges			-
Net investment income (loss)			2

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			1
Net change in unrealized appreciation (depreciation)			(20)
Net gain (loss)			(19)

Increase (decrease) in net assets from operations			$(17)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2	$-
Net realized gain (loss)		-	-
Realized gain distributions		1	-
Net change in unrealized appreciation (depreciation)		(20)	-

Increase (decrease) in net assets from operations		(17)	-

Contract owner transactions:
Proceeds from units sold		161	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		161	-
Net increase (decrease)		144	-
Net assets, beginning		-	-
Net assets, ending		$144	$-

Units sold		127	-
Units redeemed		-	-
Net increase (decrease)		127	-
Units outstanding, beginning		-	-
Units outstanding, ending		127	-

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$161
Cost of units redeemed/account charges			-
Net investment income (loss)			2
Net realized gain (loss)			-
Realized gain distributions			1
Net change in unrealized appreciation (depreciation)			(20)
Net assets			$144

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.13	0	$0	1.25%	-16.1%	12/31/2022	$1.14	0	$0	1.00%	-15.9%	12/31/2022	$1.15	0	$0	0.75%	-15.7%
12/31/2021	1.35	0	0	1.25%	13.2%	12/31/2021	1.36	0	0	1.00%	13.5%	12/31/2021	1.37	0	0	0.75%	13.8%
12/31/2020	1.19	0	0	1.25%	14.3%	12/31/2020	1.20	0	0	1.00%	14.6%	12/31/2020	1.20	0	0	0.75%	14.9%
12/31/2019	1.04	0	0	1.25%	4.4%	12/31/2019	1.04	0	0	1.00%	4.4%	12/31/2019	1.05	0	0	0.75%	4.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.16	0	$0	0.50%	-15.5%	12/31/2022	$1.17	0	$0	0.25%	-15.3%	12/31/2022	$1.18	0	$0	0.00%	-15.1%
12/31/2021	1.37	0	0	0.50%	14.1%	12/31/2021	1.38	0	0	0.25%	14.4%	12/31/2021	1.39	0	0	0.00%	14.6%
12/31/2020	1.20	0	0	0.50%	15.2%	12/31/2020	1.21	0	0	0.25%	15.5%	12/31/2020	1.21	0	0	0.00%	15.8%
12/31/2019	1.05	0	0	0.50%	4.6%	12/31/2019	1.05	0	0	0.25%	4.6%	12/31/2019	1.05	0	0	0.00%	4.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.8%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Calvert Equity Portfolio A Class - 06-345

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,148,134	$1,810,497	32,810
Receivables: investments sold	22,252
Payables: investments purchased	-
Net assets	$2,170,386

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,135,922	464,112	$4.60
Band 100	34,464	7,137	4.83
Band 75	-	-	5.07
Band 50	-	-	5.32
Band 25	-	-	5.58
Band 0	-	-	5.95
Total	$2,170,386	471,249

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(29,922)
Net investment income (loss)			(29,922)

Gain (loss) on investments:
Net realized gain (loss)			136,852
Realized gain distributions			69,224
Net change in unrealized appreciation (depreciation)			(744,763)
Net gain (loss)			(538,687)

Increase (decrease) in net assets from operations			$(568,609)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(29,922)	$(34,623)
Net realized gain (loss)		136,852	269,502
Realized gain distributions		69,224	101,311
Net change in unrealized appreciation (depreciation)		(744,763)	334,128

Increase (decrease) in net assets from operations		(568,609)	670,318

Contract owner transactions:
Proceeds from units sold		366,994	383,341
Cost of units redeemed		(586,983)	(743,500)
Account charges		(703)	(843)
Increase (decrease)		(220,692)	(361,002)
Net increase (decrease)		(789,301)	309,316
Net assets, beginning		2,959,687	2,650,371
Net assets, ending		$2,170,386	$2,959,687

Units sold		77,217	79,471
Units redeemed		(128,972)	(152,898)
Net increase (decrease)		(51,755)	(73,427)
Units outstanding, beginning		523,004	596,431
Units outstanding, ending		471,249	523,004

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$10,308,828
Cost of units redeemed/account charges			(11,497,565)
Net investment income (loss)			(372,332)
Net realized gain (loss)			1,427,588
Realized gain distributions			1,966,230
Net change in unrealized appreciation (depreciation)			337,637
Net assets			$2,170,386

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.60	464	$2,136	1.25%	-18.6%	12/31/2022	$4.83	7	$34	1.00%	-18.4%	12/31/2022	$5.07	0	$0	0.75%	-18.2%
12/31/2021	5.65	513	2,902	1.25%	27.3%	12/31/2021	5.92	10	58	1.00%	27.7%	12/31/2021	6.19	0	0	0.75%	28.0%
12/31/2020	4.44	586	2,604	1.25%	22.7%	12/31/2020	4.64	10	47	1.00%	23.0%	12/31/2020	4.84	0	0	0.75%	23.3%
12/31/2019	3.62	683	2,472	1.25%	34.8%	12/31/2019	3.77	22	82	1.00%	35.1%	12/31/2019	3.92	0	0	0.75%	35.5%
12/31/2018	2.68	657	1,763	1.25%	3.7%	12/31/2018	2.79	21	59	1.00%	4.0%	12/31/2018	2.90	0	0	0.75%	4.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$5.32	0	$0	0.50%	-18.0%	12/31/2022	$5.58	0	$0	0.25%	-17.8%	12/31/2022	$5.95	0	$0	0.00%	-17.6%
12/31/2021	6.48	0	0	0.50%	28.3%	12/31/2021	6.79	0	0	0.25%	28.6%	12/31/2021	7.22	0	0	0.00%	28.9%
12/31/2020	5.05	0	0	0.50%	23.7%	12/31/2020	5.28	0	0	0.25%	24.0%	12/31/2020	5.60	0	0	0.00%	24.3%
12/31/2019	4.09	0	0	0.50%	35.8%	12/31/2019	4.26	0	0	0.25%	36.2%	12/31/2019	4.51	0	0	0.00%	36.5%
12/31/2018	3.01	0	0	0.50%	4.5%	12/31/2018	3.13	0	0	0.25%	4.8%	12/31/2018	3.30	0	0	0.00%	5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Calvert Income Fund A Class - 06-340

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$653,343	$748,519	44,925
Receivables: investments sold	318
Payables: investments purchased	-
Net assets	$653,661

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$653,661	415,992	$1.57
Band 100	-	-	1.65
Band 75	-	-	1.73
Band 50	-	-	1.82
Band 25	-	-	1.90
Band 0	-	-	2.03
Total	$653,661	415,992

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$25,735
Mortality & expense charges			(9,018)
Net investment income (loss)			16,717

Gain (loss) on investments:
Net realized gain (loss)			(10,198)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(144,545)
Net gain (loss)			(154,743)

Increase (decrease) in net assets from operations			$(138,026)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$16,717	$9,838
Net realized gain (loss)		(10,198)	7,431
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(144,545)	(14,054)

Increase (decrease) in net assets from operations		(138,026)	3,215

Contract owner transactions:
Proceeds from units sold		119,590	265,675
Cost of units redeemed		(206,853)	(85,900)
Account charges		(108)	(244)
Increase (decrease)		(87,371)	179,531
Net increase (decrease)		(225,397)	182,746
Net assets, beginning		879,058	696,312
Net assets, ending		$653,661	$879,058

Units sold		77,330	141,357
Units redeemed		(127,741)	(45,917)
Net increase (decrease)		(50,411)	95,440
Units outstanding, beginning		466,403	370,963
Units outstanding, ending		415,992	466,403

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$27,799,465
Cost of units redeemed/account charges			(29,321,019)
Net investment income (loss)			2,156,463
Net realized gain (loss)			(272,351)
Realized gain distributions			386,279
Net change in unrealized appreciation (depreciation)			(95,176)
Net assets			$653,661

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.57	416	$654	1.25%	-16.6%	12/31/2022	$1.65	0	$0	1.00%	-16.4%	12/31/2022	$1.73	0	$0	0.75%	-16.2%
12/31/2021	1.88	466	879	1.25%	0.4%	12/31/2021	1.97	0	0	1.00%	0.7%	12/31/2021	2.06	0	0	0.75%	0.9%
12/31/2020	1.88	371	696	1.25%	6.9%	12/31/2020	1.96	0	0	1.00%	7.2%	12/31/2020	2.05	0	0	0.75%	7.4%
12/31/2019	1.76	315	553	1.25%	13.3%	12/31/2019	1.83	0	0	1.00%	13.6%	12/31/2019	1.90	0	0	0.75%	13.9%
12/31/2018	1.55	280	435	1.25%	-4.6%	12/31/2018	1.61	0	0	1.00%	-4.3%	12/31/2018	1.67	0	0	0.75%	-4.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.82	0	$0	0.50%	-16.0%	12/31/2022	$1.90	0	$0	0.25%	-15.8%	12/31/2022	$2.03	0	$0	0.00%	-15.6%
12/31/2021	2.16	0	0	0.50%	1.2%	12/31/2021	2.26	0	0	0.25%	1.4%	12/31/2021	2.41	0	0	0.00%	1.7%
12/31/2020	2.14	0	0	0.50%	7.7%	12/31/2020	2.23	0	0	0.25%	8.0%	12/31/2020	2.37	0	0	0.00%	8.2%
12/31/2019	1.98	0	0	0.50%	14.2%	12/31/2019	2.07	0	0	0.25%	14.5%	12/31/2019	2.19	0	0	0.00%	14.8%
12/31/2018	1.74	0	0	0.50%	-3.8%	12/31/2018	1.80	0	0	0.25%	-3.6%	12/31/2018	1.91	0	0	0.00%	-3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.4%
2021	2.3%
2020	3.2%
2019	3.4%
2018	3.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated International Leaders Fund A Class - 06-065

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$212,638	$208,182	6,444
Receivables: investments sold	-
Payables: investments purchased	(3,080)
Net assets	$209,558

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$209,558	186,141	$1.13
Band 100	-	-	1.15
Band 75	-	-	1.17
Band 50	-	-	1.20
Band 25	-	-	1.23
Band 0	-	-	1.25
Total	$209,558	186,141

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$3,912
Mortality & expense charges			(2,151)
Net investment income (loss)			1,761

Gain (loss) on investments:
Net realized gain (loss)			(27,575)
Realized gain distributions			4,527
Net change in unrealized appreciation (depreciation)			6,279
Net gain (loss)			(16,769)

Increase (decrease) in net assets from operations			$(15,008)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,761	$(1,260)
Net realized gain (loss)		(27,575)	40,434
Realized gain distributions		4,527	23,771
Net change in unrealized appreciation (depreciation)		6,279	(56,499)

Increase (decrease) in net assets from operations		(15,008)	6,446

Contract owner transactions:
Proceeds from units sold		182,919	111,116
Cost of units redeemed		(148,045)	(111,654)
Account charges		(22)	(9)
Increase (decrease)		34,852	(547)
Net increase (decrease)		19,844	5,899
Net assets, beginning		189,714	183,815
Net assets, ending		$209,558	$189,714

Units sold		175,241	89,827
Units redeemed		(140,478)	(90,180)
Net increase (decrease)		34,763	(353)
Units outstanding, beginning		151,378	151,731
Units outstanding, ending		186,141	151,378

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,215,314
Cost of units redeemed/account charges			(2,138,066)
Net investment income (loss)			26,994
Net realized gain (loss)			72,562
Realized gain distributions			28,298
Net change in unrealized appreciation (depreciation)			4,456
Net assets			$209,558

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.13	186	$210	1.25%	-10.2%	12/31/2022	$1.15	0	$0	1.00%	-9.9%	12/31/2022	$1.17	0	$0	0.75%	-9.7%
12/31/2021	1.25	151	190	1.25%	3.5%	12/31/2021	1.28	0	0	1.00%	3.7%	12/31/2021	1.30	0	0	0.75%	4.0%
12/31/2020	1.21	152	184	1.25%	14.0%	12/31/2020	1.23	0	0	1.00%	14.3%	12/31/2020	1.25	0	0	0.75%	14.6%
12/31/2019	1.06	196	209	1.25%	25.1%	12/31/2019	1.08	0	0	1.00%	25.4%	12/31/2019	1.09	0	0	0.75%	25.7%
12/31/2018	0.85	511	434	1.25%	-21.8%	12/31/2018	0.86	0	0	1.00%	-21.6%	12/31/2018	0.87	0	0	0.75%	-21.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.20	0	$0	0.50%	-9.5%	12/31/2022	$1.23	0	$0	0.25%	-9.3%	12/31/2022	$1.25	0	$0	0.00%	-9.0%
12/31/2021	1.33	0	0	0.50%	4.2%	12/31/2021	1.35	0	0	0.25%	4.5%	12/31/2021	1.38	0	0	0.00%	4.8%
12/31/2020	1.27	0	0	0.50%	14.9%	12/31/2020	1.29	0	0	0.25%	15.2%	12/31/2020	1.31	0	0	0.00%	15.5%
12/31/2019	1.11	0	0	0.50%	26.0%	12/31/2019	1.12	0	0	0.25%	26.4%	12/31/2019	1.14	0	0	0.00%	26.7%
12/31/2018	0.88	0	0	0.50%	-21.2%	12/31/2018	0.89	0	0	0.25%	-21.0%	12/31/2018	0.90	0	0	0.00%	-20.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.0%
2021	0.6%
2020	0.1%
2019	1.5%
2018	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated International Leaders Fund Institutional Class - 06-049

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$281,618	$303,240	8,668
Receivables: investments sold	279
Payables: investments purchased	-
Net assets	$281,897

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$281,897	245,048	$1.15
Band 100	-	-	1.18
Band 75	-	-	1.20
Band 50	-	-	1.23
Band 25	-	-	1.25
Band 0	-	-	1.28
Total	$281,897	245,048

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$5,708
Mortality & expense charges			(3,506)
Net investment income (loss)			2,202

Gain (loss) on investments:
Net realized gain (loss)			(3,097)
Realized gain distributions			5,771
Net change in unrealized appreciation (depreciation)			(38,312)
Net gain (loss)			(35,638)

Increase (decrease) in net assets from operations			$(33,436)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,202	$(1,723)
Net realized gain (loss)		(3,097)	23,588
Realized gain distributions		5,771	39,980
Net change in unrealized appreciation (depreciation)		(38,312)	(45,246)

Increase (decrease) in net assets from operations		(33,436)	16,599

Contract owner transactions:
Proceeds from units sold		21,534	50,453
Cost of units redeemed		(26,051)	(101,608)
Account charges		(105)	(61)
Increase (decrease)		(4,622)	(51,216)
Net increase (decrease)		(38,058)	(34,617)
Net assets, beginning		319,955	354,572
Net assets, ending		$281,897	$319,955

Units sold		19,165	40,629
Units redeemed		(24,548)	(78,037)
Net increase (decrease)		(5,383)	(37,408)
Units outstanding, beginning		250,431	287,839
Units outstanding, ending		245,048	250,431

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,641,293
Cost of units redeemed/account charges			(1,446,221)
Net investment income (loss)			27,879
Net realized gain (loss)			34,817
Realized gain distributions			45,751
Net change in unrealized appreciation (depreciation)			(21,622)
Net assets			$281,897

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.15	245	$282	1.25%	-10.0%	12/31/2022	$1.18	0	$0	1.00%	-9.7%	12/31/2022	$1.20	0	$0	0.75%	-9.5%
12/31/2021	1.28	250	320	1.25%	3.7%	12/31/2021	1.30	0	0	1.00%	4.0%	12/31/2021	1.33	0	0	0.75%	4.2%
12/31/2020	1.23	288	355	1.25%	14.3%	12/31/2020	1.25	0	0	1.00%	14.6%	12/31/2020	1.27	0	0	0.75%	14.9%
12/31/2019	1.08	783	843	1.25%	25.4%	12/31/2019	1.09	0	0	1.00%	25.8%	12/31/2019	1.11	0	0	0.75%	26.1%
12/31/2018	0.86	716	615	1.25%	-21.7%	12/31/2018	0.87	0	0	1.00%	-21.5%	12/31/2018	0.88	0	0	0.75%	-21.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.23	0	$0	0.50%	-9.3%	12/31/2022	$1.25	0	$0	0.25%	-9.1%	12/31/2022	$1.28	0	$0	0.00%	-8.8%
12/31/2021	1.35	0	0	0.50%	4.5%	12/31/2021	1.38	0	0	0.25%	4.8%	12/31/2021	1.40	0	0	0.00%	5.0%
12/31/2020	1.29	0	0	0.50%	15.2%	12/31/2020	1.31	0	0	0.25%	15.5%	12/31/2020	1.34	0	0	0.00%	15.8%
12/31/2019	1.12	0	0	0.50%	26.4%	12/31/2019	1.14	0	0	0.25%	26.7%	12/31/2019	1.15	0	0	0.00%	27.0%
12/31/2018	0.89	0	0	0.50%	-21.1%	12/31/2018	0.90	0	0	0.25%	-20.9%	12/31/2018	0.91	0	0	0.00%	-20.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.9%
2021	0.8%
2020	0.2%
2019	2.9%
2018	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated Kaufmann Large Cap Fund A Class - 06-066

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$207,756	$270,628	11,273
Receivables: investments sold	1,026
Payables: investments purchased	-
Net assets	$208,782

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$208,782	117,734	$1.77
Band 100	-	-	1.81
Band 75	-	-	1.85
Band 50	-	-	1.89
Band 25	-	-	1.93
Band 0	-	-	1.97
Total	$208,782	117,734

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,580)
Net investment income (loss)			(2,580)

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			45,843
Net change in unrealized appreciation (depreciation)			(123,137)
Net gain (loss)			(77,294)

Increase (decrease) in net assets from operations			$(79,874)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,580)	$(2,849)
Net realized gain (loss)		-	9,251
Realized gain distributions		45,843	31,850
Net change in unrealized appreciation (depreciation)		(123,137)	(12,889)

Increase (decrease) in net assets from operations		(79,874)	25,363

Contract owner transactions:
Proceeds from units sold		44,646	27,703
Cost of units redeemed		(2,356)	(21,441)
Account charges		(25)	(10)
Increase (decrease)		42,265	6,252
Net increase (decrease)		(37,609)	31,615
Net assets, beginning		246,391	214,776
Net assets, ending		$208,782	$246,391

Units sold		23,021	11,116
Units redeemed		(1,338)	(8,953)
Net increase (decrease)		21,683	2,163
Units outstanding, beginning		96,051	93,888
Units outstanding, ending		117,734	96,051

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$613,876
Cost of units redeemed/account charges			(543,030)
Net investment income (loss)			(21,795)
Net realized gain (loss)			107,704
Realized gain distributions			114,899
Net change in unrealized appreciation (depreciation)			(62,872)
Net assets			$208,782

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.77	118	$209	1.25%	-30.9%	12/31/2022	$1.81	0	$0	1.00%	-30.7%	12/31/2022	$1.85	0	$0	0.75%	-30.5%
12/31/2021	2.57	96	246	1.25%	12.1%	12/31/2021	2.61	0	0	1.00%	12.4%	12/31/2021	2.66	0	0	0.75%	12.7%
12/31/2020	2.29	94	215	1.25%	26.6%	12/31/2020	2.33	0	0	1.00%	27.0%	12/31/2020	2.36	0	0	0.75%	27.3%
12/31/2019	1.81	101	183	1.25%	36.1%	12/31/2019	1.83	0	0	1.00%	36.4%	12/31/2019	1.86	0	0	0.75%	36.8%
12/31/2018	1.33	115	153	1.25%	-1.4%	12/31/2018	1.34	0	0	1.00%	-1.1%	12/31/2018	1.36	0	0	0.75%	-0.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.89	0	$0	0.50%	-30.3%	12/31/2022	$1.93	0	$0	0.25%	-30.2%	12/31/2022	$1.97	0	$0	0.00%	-30.0%
12/31/2021	2.71	0	0	0.50%	13.0%	12/31/2021	2.77	0	0	0.25%	13.3%	12/31/2021	2.82	0	0	0.00%	13.5%
12/31/2020	2.40	0	0	0.50%	27.6%	12/31/2020	2.44	0	0	0.25%	27.9%	12/31/2020	2.48	0	0	0.00%	28.2%
12/31/2019	1.88	0	0	0.50%	37.1%	12/31/2019	1.91	0	0	0.25%	37.4%	12/31/2019	1.94	0	0	0.00%	37.8%
12/31/2018	1.37	0	0	0.50%	-0.6%	12/31/2018	1.39	0	0	0.25%	-0.4%	12/31/2018	1.40	0	0	0.00%	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated Kaufmann Large Cap Fund Institutional Class - 06-050

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$437,970	$619,234	22,365
Receivables: investments sold	1,073
Payables: investments purchased	-
Net assets	$439,043

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$439,043	242,423	$1.81
Band 100	-	-	1.85
Band 75	-	-	1.89
Band 50	-	-	1.93
Band 25	-	-	1.97
Band 0	-	-	2.01
Total	$439,043	242,423

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(6,222)
Net investment income (loss)			(6,222)

Gain (loss) on investments:
Net realized gain (loss)			(6,705)
Realized gain distributions			92,917
Net change in unrealized appreciation (depreciation)			(291,873)
Net gain (loss)			(205,661)

Increase (decrease) in net assets from operations			$(211,883)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,222)	$(9,528)
Net realized gain (loss)		(6,705)	42,497
Realized gain distributions		92,917	96,764
Net change in unrealized appreciation (depreciation)		(291,873)	(39,149)

Increase (decrease) in net assets from operations		(211,883)	90,584

Contract owner transactions:
Proceeds from units sold		57,604	73,641
Cost of units redeemed		(127,881)	(150,786)
Account charges		(580)	(947)
Increase (decrease)		(70,857)	(78,092)
Net increase (decrease)		(282,740)	12,492
Net assets, beginning		721,783	709,291
Net assets, ending		$439,043	$721,783

Units sold		29,304	29,855
Units redeemed		(63,145)	(58,720)
Net increase (decrease)		(33,841)	(28,865)
Units outstanding, beginning		276,264	305,129
Units outstanding, ending		242,423	276,264

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,118,100
Cost of units redeemed/account charges			(2,115,471)
Net investment income (loss)			(59,932)
Net realized gain (loss)			351,945
Realized gain distributions			325,665
Net change in unrealized appreciation (depreciation)			(181,264)
Net assets			$439,043

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.81	242	$439	1.25%	-30.7%	12/31/2022	$1.85	0	$0	1.00%	-30.5%	12/31/2022	$1.89	0	$0	0.75%	-30.3%
12/31/2021	2.61	276	722	1.25%	12.4%	12/31/2021	2.66	0	0	1.00%	12.7%	12/31/2021	2.71	0	0	0.75%	13.0%
12/31/2020	2.32	305	709	1.25%	26.9%	12/31/2020	2.36	0	0	1.00%	27.3%	12/31/2020	2.40	0	0	0.75%	27.6%
12/31/2019	1.83	536	981	1.25%	36.4%	12/31/2019	1.86	0	0	1.00%	36.8%	12/31/2019	1.88	0	0	0.75%	37.1%
12/31/2018	1.34	444	596	1.25%	-1.1%	12/31/2018	1.36	0	0	1.00%	-0.9%	12/31/2018	1.37	0	0	0.75%	-0.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.93	0	$0	0.50%	-30.2%	12/31/2022	$1.97	0	$0	0.25%	-30.0%	12/31/2022	$2.01	0	$0	0.00%	-29.8%
12/31/2021	2.76	0	0	0.50%	13.2%	12/31/2021	2.82	0	0	0.25%	13.5%	12/31/2021	2.87	0	0	0.00%	13.8%
12/31/2020	2.44	0	0	0.50%	27.9%	12/31/2020	2.48	0	0	0.25%	28.2%	12/31/2020	2.52	0	0	0.00%	28.5%
12/31/2019	1.91	0	0	0.50%	37.5%	12/31/2019	1.93	0	0	0.25%	37.8%	12/31/2019	1.96	0	0	0.00%	38.1%
12/31/2018	1.39	0	0	0.50%	-0.4%	12/31/2018	1.40	0	0	0.25%	-0.1%	12/31/2018	1.42	0	0	0.00%	0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated MDT All Cap Core Fund A Class - 06-067

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$70,333	$82,100	2,299
Receivables: investments sold	20
Payables: investments purchased	-
Net assets	$70,353

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$70,353	34,496	$2.04
Band 100	-	-	2.08
Band 75	-	-	2.13
Band 50	-	-	2.17
Band 25	-	-	2.22
Band 0	-	-	2.27
Total	$70,353	34,496

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$282
Mortality & expense charges			(856)
Net investment income (loss)			(574)

Gain (loss) on investments:
Net realized gain (loss)			(36)
Realized gain distributions			6,568
Net change in unrealized appreciation (depreciation)			(17,735)
Net gain (loss)			(11,203)

Increase (decrease) in net assets from operations			$(11,777)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(574)	$(853)
Net realized gain (loss)		(36)	15,437
Realized gain distributions		6,568	11,122
Net change in unrealized appreciation (depreciation)		(17,735)	(6,615)

Increase (decrease) in net assets from operations		(11,777)	19,091

Contract owner transactions:
Proceeds from units sold		6,448	41,223
Cost of units redeemed		(403)	(49,905)
Account charges		(2)	(14)
Increase (decrease)		6,043	(8,696)
Net increase (decrease)		(5,734)	10,395
Net assets, beginning		76,087	65,692
Net assets, ending		$70,353	$76,087

Units sold		3,107	19,699
Units redeemed		(190)	(23,354)
Net increase (decrease)		2,917	(3,655)
Units outstanding, beginning		31,579	35,234
Units outstanding, ending		34,496	31,579

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$323,741
Cost of units redeemed/account charges			(348,015)
Net investment income (loss)			(5,596)
Net realized gain (loss)			91,276
Realized gain distributions			20,714
Net change in unrealized appreciation (depreciation)			(11,767)
Net assets			$70,353

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.04	34	$70	1.25%	-15.4%	12/31/2022	$2.08	0	$0	1.00%	-15.1%	12/31/2022	$2.13	0	$0	0.75%	-14.9%
12/31/2021	2.41	32	76	1.25%	29.2%	12/31/2021	2.46	0	0	1.00%	29.6%	12/31/2021	2.50	0	0	0.75%	29.9%
12/31/2020	1.86	35	66	1.25%	20.0%	12/31/2020	1.90	0	0	1.00%	20.3%	12/31/2020	1.93	0	0	0.75%	20.6%
12/31/2019	1.55	33	51	1.25%	24.9%	12/31/2019	1.58	0	0	1.00%	25.2%	12/31/2019	1.60	0	0	0.75%	25.6%
12/31/2018	1.24	1	1	1.25%	-4.0%	12/31/2018	1.26	0	0	1.00%	-3.7%	12/31/2018	1.27	0	0	0.75%	-3.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.17	0	$0	0.50%	-14.7%	12/31/2022	$2.22	0	$0	0.25%	-14.5%	12/31/2022	$2.27	0	$0	0.00%	-14.3%
12/31/2021	2.55	0	0	0.50%	30.2%	12/31/2021	2.60	0	0	0.25%	30.5%	12/31/2021	2.65	0	0	0.00%	30.9%
12/31/2020	1.96	0	0	0.50%	20.9%	12/31/2020	1.99	0	0	0.25%	21.2%	12/31/2020	2.02	0	0	0.00%	21.5%
12/31/2019	1.62	0	0	0.50%	25.9%	12/31/2019	1.64	0	0	0.25%	26.2%	12/31/2019	1.66	0	0	0.00%	26.5%
12/31/2018	1.29	0	0	0.50%	-3.2%	12/31/2018	1.30	0	0	0.25%	-3.0%	12/31/2018	1.32	0	0	0.00%	-2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.4%
2021	0.1%
2020	0.4%
2019	0.7%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated MDT All Cap Core Fund Institutional Class - 06-051

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$107,542	$107,843	3,450
Receivables: investments sold	49
Payables: investments purchased	-
Net assets	$107,591

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$107,591	51,441	$2.09
Band 100	-	-	2.14
Band 75	-	-	2.18
Band 50	-	-	2.23
Band 25	-	-	2.28
Band 0	-	-	2.33
Total	$107,591	51,441

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$732
Mortality & expense charges			(1,657)
Net investment income (loss)			(925)

Gain (loss) on investments:
Net realized gain (loss)			4,546
Realized gain distributions			9,888
Net change in unrealized appreciation (depreciation)			(38,262)
Net gain (loss)			(23,828)

Increase (decrease) in net assets from operations			$(24,753)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(925)	$(1,162)
Net realized gain (loss)		4,546	407
Realized gain distributions		9,888	22,655
Net change in unrealized appreciation (depreciation)		(38,262)	13,103

Increase (decrease) in net assets from operations		(24,753)	35,003

Contract owner transactions:
Proceeds from units sold		7,224	8,987
Cost of units redeemed		(32,167)	(83)
Account charges		(3)	(125)
Increase (decrease)		(24,946)	8,779
Net increase (decrease)		(49,699)	43,782
Net assets, beginning		157,290	113,508
Net assets, ending		$107,591	$157,290

Units sold		3,385	4,235
Units redeemed		(15,797)	(95)
Net increase (decrease)		(12,412)	4,140
Units outstanding, beginning		63,853	59,713
Units outstanding, ending		51,441	63,853

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$131,098
Cost of units redeemed/account charges			(70,073)
Net investment income (loss)			(3,425)
Net realized gain (loss)			7,709
Realized gain distributions			42,583
Net change in unrealized appreciation (depreciation)			(301)
Net assets			$107,591

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.09	51	$108	1.25%	-15.1%	12/31/2022	$2.14	0	$0	1.00%	-14.9%	12/31/2022	$2.18	0	$0	0.75%	-14.7%
12/31/2021	2.46	64	157	1.25%	29.6%	12/31/2021	2.51	0	0	1.00%	29.9%	12/31/2021	2.56	0	0	0.75%	30.2%
12/31/2020	1.90	60	114	1.25%	20.4%	12/31/2020	1.93	0	0	1.00%	20.7%	12/31/2020	1.96	0	0	0.75%	21.0%
12/31/2019	1.58	57	90	1.25%	25.3%	12/31/2019	1.60	0	0	1.00%	25.6%	12/31/2019	1.62	0	0	0.75%	26.0%
12/31/2018	1.26	54	68	1.25%	-3.7%	12/31/2018	1.27	0	0	1.00%	-3.5%	12/31/2018	1.29	0	0	0.75%	-3.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.23	0	$0	0.50%	-14.5%	12/31/2022	$2.28	0	$0	0.25%	-14.2%	12/31/2022	$2.33	0	$0	0.00%	-14.0%
12/31/2021	2.61	0	0	0.50%	30.6%	12/31/2021	2.66	0	0	0.25%	30.9%	12/31/2021	2.71	0	0	0.00%	31.2%
12/31/2020	2.00	0	0	0.50%	21.3%	12/31/2020	2.03	0	0	0.25%	21.6%	12/31/2020	2.06	0	0	0.00%	21.9%
12/31/2019	1.65	0	0	0.50%	26.3%	12/31/2019	1.67	0	0	0.25%	26.6%	12/31/2019	1.69	0	0	0.00%	26.9%
12/31/2018	1.30	0	0	0.50%	-3.0%	12/31/2018	1.32	0	0	0.25%	-2.7%	12/31/2018	1.33	0	0	0.00%	-2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.6%
2021	0.4%
2020	0.6%
2019	0.7%
2018	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated Kaufmann Large Cap Fund R6 Class - 06-CXG

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$99,166	$144,501	5,012
Receivables: investments sold	73
Payables: investments purchased	-
Net assets	$99,239

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$99,239	61,075	$1.62
Band 100	-	-	1.65
Band 75	-	-	1.67
Band 50	-	-	1.70
Band 25	-	-	1.73
Band 0	-	-	1.75
Total	$99,239	61,075

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,304)
Net investment income (loss)			(1,304)

Gain (loss) on investments:
Net realized gain (loss)			(184)
Realized gain distributions			20,982
Net change in unrealized appreciation (depreciation)			(60,719)
Net gain (loss)			(39,921)

Increase (decrease) in net assets from operations			$(41,225)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,304)	$(3,574)
Net realized gain (loss)		(184)	83,735
Realized gain distributions		20,982	16,533
Net change in unrealized appreciation (depreciation)		(60,719)	(59,145)

Increase (decrease) in net assets from operations		(41,225)	37,549

Contract owner transactions:
Proceeds from units sold		8,441	29,452
Cost of units redeemed		(354)	(278,635)
Account charges		(2)	-
Increase (decrease)		8,085	(249,183)
Net increase (decrease)		(33,140)	(211,634)
Net assets, beginning		132,379	344,013
Net assets, ending		$99,239	$132,379

Units sold		4,781	13,718
Units redeemed		(213)	(122,365)
Net increase (decrease)		4,568	(108,647)
Units outstanding, beginning		56,507	165,154
Units outstanding, ending		61,075	56,507

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$281,702
Cost of units redeemed/account charges			(282,164)
Net investment income (loss)			(11,016)
Net realized gain (loss)			83,982
Realized gain distributions			72,070
Net change in unrealized appreciation (depreciation)			(45,335)
Net assets			$99,239

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.62	61	$99	1.25%	-30.6%	12/31/2022	$1.65	0	$0	1.00%	-30.5%	12/31/2022	$1.67	0	$0	0.75%	-30.3%
12/31/2021	2.34	57	132	1.25%	12.5%	12/31/2021	2.37	0	0	1.00%	12.7%	12/31/2021	2.40	0	0	0.75%	13.0%
12/31/2020	2.08	165	344	1.25%	27.0%	12/31/2020	2.10	0	0	1.00%	27.4%	12/31/2020	2.13	0	0	0.75%	27.7%
12/31/2019	1.64	134	220	1.25%	36.5%	12/31/2019	1.65	0	0	1.00%	36.8%	12/31/2019	1.66	0	0	0.75%	37.2%
12/31/2018	1.20	115	138	1.25%	-1.1%	12/31/2018	1.21	0	0	1.00%	-0.8%	12/31/2018	1.21	0	0	0.75%	-0.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.70	0	$0	0.50%	-30.1%	12/31/2022	$1.73	0	$0	0.25%	-29.9%	12/31/2022	$1.75	0	$0	0.00%	-29.8%
12/31/2021	2.43	0	0	0.50%	13.3%	12/31/2021	2.46	0	0	0.25%	13.6%	12/31/2021	2.50	0	0	0.00%	13.9%
12/31/2020	2.15	0	0	0.50%	28.0%	12/31/2020	2.17	0	0	0.25%	28.3%	12/31/2020	2.19	0	0	0.00%	28.6%
12/31/2019	1.68	0	0	0.50%	37.5%	12/31/2019	1.69	0	0	0.25%	37.9%	12/31/2019	1.70	0	0	0.00%	38.2%
12/31/2018	1.22	0	0	0.50%	-0.3%	12/31/2018	1.23	0	0	0.25%	-0.1%	12/31/2018	1.23	0	0	0.00%	0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated High Yield Trust R6 Class - 06-GKM

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,386,337	$2,780,184	407,061
Receivables: investments sold	4,159
Payables: investments purchased	-
Net assets	$2,390,496

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,390,496	2,253,767	$1.06
Band 100	-	-	1.07
Band 75	-	-	1.09
Band 50	-	-	1.10
Band 25	-	-	1.12
Band 0	-	-	1.13
Total	$2,390,496	2,253,767

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$129,956
Mortality & expense charges			(30,866)
Net investment income (loss)			99,090

Gain (loss) on investments:
Net realized gain (loss)			(52,283)
Realized gain distributions			10,073
Net change in unrealized appreciation (depreciation)			(415,086)
Net gain (loss)			(457,296)

Increase (decrease) in net assets from operations			$(358,206)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$99,090	$16,407
Net realized gain (loss)		(52,283)	6,853
Realized gain distributions		10,073	1,380
Net change in unrealized appreciation (depreciation)		(415,086)	12,149

Increase (decrease) in net assets from operations		(358,206)	36,789

Contract owner transactions:
Proceeds from units sold		4,522,282	2,855,180
Cost of units redeemed		(4,710,248)	(68,886)
Account charges		(12,146)	(9)
Increase (decrease)		(200,112)	2,786,285
Net increase (decrease)		(558,318)	2,823,074
Net assets, beginning		2,948,814	125,740
Net assets, ending		$2,390,496	$2,948,814

Units sold		4,145,620	2,362,728
Units redeemed		(4,307,452)	(57,042)
Net increase (decrease)		(161,832)	2,305,686
Units outstanding, beginning		2,415,599	109,913
Units outstanding, ending		2,253,767	2,415,599

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$7,534,443
Cost of units redeemed/account charges			(4,842,096)
Net investment income (loss)			124,952
Net realized gain (loss)			(44,900)
Realized gain distributions			11,944
Net change in unrealized appreciation (depreciation)			(393,847)
Net assets			$2,390,496

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.06	2,254	$2,390	1.25%	-13.1%	12/31/2022	$1.07	0	$0	1.00%	-12.9%	12/31/2022	$1.09	0	$0	0.75%	-12.7%
12/31/2021	1.22	2,416	2,949	1.25%	6.7%	12/31/2021	1.23	0	0	1.00%	7.0%	12/31/2021	1.25	0	0	0.75%	7.2%
12/31/2020	1.14	110	126	1.25%	5.7%	12/31/2020	1.15	0	0	1.00%	6.0%	12/31/2020	1.16	0	0	0.75%	6.2%
12/31/2019	1.08	120	130	1.25%	14.0%	12/31/2019	1.09	0	0	1.00%	14.2%	12/31/2019	1.09	0	0	0.75%	14.5%
12/31/2018	0.95	37	36	1.25%	-5.6%	12/31/2018	0.95	0	0	1.00%	-5.4%	12/31/2018	0.95	0	0	0.75%	-5.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.10	0	$0	0.50%	-12.5%	12/31/2022	$1.12	0	$0	0.25%	-12.2%	12/31/2022	$1.13	0	$0	0.00%	-12.0%
12/31/2021	1.26	0	0	0.50%	7.5%	12/31/2021	1.27	0	0	0.25%	7.8%	12/31/2021	1.28	0	0	0.00%	8.1%
12/31/2020	1.17	0	0	0.50%	6.5%	12/31/2020	1.18	0	0	0.25%	6.8%	12/31/2020	1.19	0	0	0.00%	7.0%
12/31/2019	1.10	0	0	0.50%	14.8%	12/31/2019	1.10	0	0	0.25%	15.1%	12/31/2019	1.11	0	0	0.00%	15.4%
12/31/2018	0.96	0	0	0.50%	-4.9%	12/31/2018	0.96	0	0	0.25%	-4.7%	12/31/2018	0.96	0	0	0.00%	-4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	4.9%
2021	1.4%
2020	4.8%
2019	6.9%
2018	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated International Leaders Fund R6 Class - 06-GKN

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$105,781	$129,283	3,194
Receivables: investments sold	-
Payables: investments purchased	(2,049)
Net assets	$103,732

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$103,732	96,798	$1.07
Band 100	-	-	1.09
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.13
Band 0	-	-	1.14
Total	$103,732	96,798

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$2,273
Mortality & expense charges			(1,532)
Net investment income (loss)			741

Gain (loss) on investments:
Net realized gain (loss)			(30,087)
Realized gain distributions			2,243
Net change in unrealized appreciation (depreciation)			9,342
Net gain (loss)			(18,502)

Increase (decrease) in net assets from operations			$(17,761)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$741	$502
Net realized gain (loss)		(30,087)	88
Realized gain distributions		2,243	29,009
Net change in unrealized appreciation (depreciation)		9,342	(32,844)

Increase (decrease) in net assets from operations		(17,761)	(3,245)

Contract owner transactions:
Proceeds from units sold		13,848	249,312
Cost of units redeemed		(126,865)	(11,523)
Account charges		(16)	(18)
Increase (decrease)		(113,033)	237,771
Net increase (decrease)		(130,794)	234,526
Net assets, beginning		234,526	-
Net assets, ending		$103,732	$234,526

Units sold		13,078	206,653
Units redeemed		(113,461)	(9,472)
Net increase (decrease)		(100,383)	197,181
Units outstanding, beginning		197,181	-
Units outstanding, ending		96,798	197,181

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$263,160
Cost of units redeemed/account charges			(138,422)
Net investment income (loss)			1,243
Net realized gain (loss)			(29,999)
Realized gain distributions			31,252
Net change in unrealized appreciation (depreciation)			(23,502)
Net assets			$103,732

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.07	97	$104	1.25%	-9.9%	12/31/2022	$1.09	0	$0	1.00%	-9.7%	12/31/2022	$1.10	0	$0	0.75%	-9.4%
12/31/2021	1.19	197	235	1.25%	3.8%	12/31/2021	1.20	0	0	1.00%	4.0%	12/31/2021	1.21	0	0	0.75%	4.3%
12/31/2020	1.15	0	0	1.25%	14.4%	12/31/2020	1.15	0	0	1.00%	14.7%	12/31/2020	1.16	0	0	0.75%	14.9%
12/31/2019	1.00	0	0	1.25%	25.5%	12/31/2019	1.01	0	0	1.00%	25.8%	12/31/2019	1.01	0	0	0.75%	26.1%
12/31/2018	0.80	0	0	1.25%	-21.6%	12/31/2018	0.80	0	0	1.00%	-21.4%	12/31/2018	0.80	0	0	0.75%	-21.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.11	0	$0	0.50%	-9.2%	12/31/2022	$1.13	0	$0	0.25%	-9.0%	12/31/2022	$1.14	0	$0	0.00%	-8.8%
12/31/2021	1.23	0	0	0.50%	4.5%	12/31/2021	1.24	0	0	0.25%	4.8%	12/31/2021	1.25	0	0	0.00%	5.1%
12/31/2020	1.17	0	0	0.50%	15.2%	12/31/2020	1.18	0	0	0.25%	15.5%	12/31/2020	1.19	0	0	0.00%	15.8%
12/31/2019	1.02	0	0	0.50%	26.5%	12/31/2019	1.02	0	0	0.25%	26.8%	12/31/2019	1.03	0	0	0.00%	27.1%
12/31/2018	0.80	0	0	0.50%	-21.0%	12/31/2018	0.81	0	0	0.25%	-20.8%	12/31/2018	0.81	0	0	0.00%	-20.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.3%
2021	1.7%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated MDT Small Cap Growth Fund A Class - 06-FTW

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,118	$6,432	319
Receivables: investments sold	-
Payables: investments purchased	(74)
Net assets	$6,044

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,044	4,659	$1.30
Band 100	-	-	1.32
Band 75	-	-	1.33
Band 50	-	-	1.35
Band 25	-	-	1.37
Band 0	-	-	1.39
Total	$6,044	4,659

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(202)
Net investment income (loss)			(202)

Gain (loss) on investments:
Net realized gain (loss)			(9,153)
Realized gain distributions			197
Net change in unrealized appreciation (depreciation)			(790)
Net gain (loss)			(9,746)

Increase (decrease) in net assets from operations			$(9,948)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(202)	$(510)
Net realized gain (loss)		(9,153)	(3,354)
Realized gain distributions		197	11,775
Net change in unrealized appreciation (depreciation)		(790)	(2,407)

Increase (decrease) in net assets from operations		(9,948)	5,504

Contract owner transactions:
Proceeds from units sold		179,976	241,664
Cost of units redeemed		(187,529)	(253,268)
Account charges		(23)	(82)
Increase (decrease)		(7,576)	(11,686)
Net increase (decrease)		(17,524)	(6,182)
Net assets, beginning		23,568	29,750
Net assets, ending		$6,044	$23,568

Units sold		133,000	140,625
Units redeemed		(141,180)	(146,566)
Net increase (decrease)		(8,180)	(5,941)
Units outstanding, beginning		12,839	18,780
Units outstanding, ending		4,659	12,839

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$665,369
Cost of units redeemed/account charges			(667,659)
Net investment income (loss)			(4,331)
Net realized gain (loss)			(9,702)
Realized gain distributions			22,681
Net change in unrealized appreciation (depreciation)			(314)
Net assets			$6,044

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.30	5	$6	1.25%	-29.3%	12/31/2022	$1.32	0	$0	1.00%	-29.1%	12/31/2022	$1.33	0	$0	0.75%	-29.0%
12/31/2021	1.84	13	24	1.25%	15.9%	12/31/2021	1.86	0	0	1.00%	16.2%	12/31/2021	1.88	0	0	0.75%	16.5%
12/31/2020	1.58	19	30	1.25%	27.9%	12/31/2020	1.60	0	0	1.00%	28.2%	12/31/2020	1.61	0	0	0.75%	28.6%
12/31/2019	1.24	86	106	1.25%	19.4%	12/31/2019	1.25	0	0	1.00%	19.7%	12/31/2019	1.25	0	0	0.75%	20.0%
12/31/2018	1.04	73	75	1.25%	-7.6%	12/31/2018	1.04	0	0	1.00%	-7.4%	12/31/2018	1.05	0	0	0.75%	-7.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.35	0	$0	0.50%	-28.8%	12/31/2022	$1.37	0	$0	0.25%	-28.6%	12/31/2022	$1.39	0	$0	0.00%	-28.4%
12/31/2021	1.90	0	0	0.50%	16.7%	12/31/2021	1.92	0	0	0.25%	17.0%	12/31/2021	1.94	0	0	0.00%	17.3%
12/31/2020	1.63	0	0	0.50%	28.9%	12/31/2020	1.64	0	0	0.25%	29.2%	12/31/2020	1.66	0	0	0.00%	29.5%
12/31/2019	1.26	0	0	0.50%	20.3%	12/31/2019	1.27	0	0	0.25%	20.6%	12/31/2019	1.28	0	0	0.00%	20.9%
12/31/2018	1.05	0	0	0.50%	-6.9%	12/31/2018	1.05	0	0	0.25%	-6.7%	12/31/2018	1.06	0	0	0.00%	-6.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated MDT Small Cap Growth Fund Institutional Class - 06-FTV

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$32,507	$43,245	1,664
Receivables: investments sold	1,327
Payables: investments purchased	-
Net assets	$33,834

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$33,834	25,720	$1.32
Band 100	-	-	1.33
Band 75	-	-	1.35
Band 50	-	-	1.37
Band 25	-	-	1.39
Band 0	-	-	1.41
Total	$33,834	25,720

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$16
Mortality & expense charges			(573)
Net investment income (loss)			(557)

Gain (loss) on investments:
Net realized gain (loss)			(5,684)
Realized gain distributions			976
Net change in unrealized appreciation (depreciation)			(15,246)
Net gain (loss)			(19,954)

Increase (decrease) in net assets from operations			$(20,511)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(557)	$(1,948)
Net realized gain (loss)		(5,684)	113,796
Realized gain distributions		976	16,179
Net change in unrealized appreciation (depreciation)		(15,246)	(108,726)

Increase (decrease) in net assets from operations		(20,511)	19,301

Contract owner transactions:
Proceeds from units sold		5,740	20,358
Cost of units redeemed		(22,899)	(366,728)
Account charges		(244)	(403)
Increase (decrease)		(17,403)	(346,773)
Net increase (decrease)		(37,914)	(327,472)
Net assets, beginning		71,748	399,220
Net assets, ending		$33,834	$71,748

Units sold		3,935	11,876
Units redeemed		(16,859)	(223,001)
Net increase (decrease)		(12,924)	(211,125)
Units outstanding, beginning		38,644	249,769
Units outstanding, ending		25,720	38,644

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$547,492
Cost of units redeemed/account charges			(608,513)
Net investment income (loss)			(10,064)
Net realized gain (loss)			91,864
Realized gain distributions			23,793
Net change in unrealized appreciation (depreciation)			(10,738)
Net assets			$33,834

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.32	26	$34	1.25%	-29.1%	12/31/2022	$1.33	0	$0	1.00%	-29.0%	12/31/2022	$1.35	0	$0	0.75%	-28.8%
12/31/2021	1.86	39	72	1.25%	16.2%	12/31/2021	1.88	0	0	1.00%	16.4%	12/31/2021	1.90	0	0	0.75%	16.7%
12/31/2020	1.60	250	399	1.25%	28.3%	12/31/2020	1.61	0	0	1.00%	28.6%	12/31/2020	1.63	0	0	0.75%	28.9%
12/31/2019	1.25	336	419	1.25%	19.6%	12/31/2019	1.25	0	0	1.00%	19.9%	12/31/2019	1.26	0	0	0.75%	20.2%
12/31/2018	1.04	68	71	1.25%	-7.4%	12/31/2018	1.05	0	0	1.00%	-7.2%	12/31/2018	1.05	0	0	0.75%	-6.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.37	0	$0	0.50%	-28.6%	12/31/2022	$1.39	0	$0	0.25%	-28.4%	12/31/2022	$1.41	0	$0	0.00%	-28.3%
12/31/2021	1.92	0	0	0.50%	17.0%	12/31/2021	1.94	0	0	0.25%	17.3%	12/31/2021	1.96	0	0	0.00%	17.6%
12/31/2020	1.64	0	0	0.50%	29.2%	12/31/2020	1.66	0	0	0.25%	29.6%	12/31/2020	1.67	0	0	0.00%	29.9%
12/31/2019	1.27	0	0	0.50%	20.5%	12/31/2019	1.28	0	0	0.25%	20.8%	12/31/2019	1.29	0	0	0.00%	21.1%
12/31/2018	1.05	0	0	0.50%	-6.7%	12/31/2018	1.06	0	0	0.25%	-6.5%	12/31/2018	1.06	0	0	0.00%	-6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated MDT Small Cap Growth Fund R6 Class - 06-FTX

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$167,020	$222,207	8,451
Receivables: investments sold	4,887
Payables: investments purchased	-
Net assets	$171,907

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$171,907	130,556	$1.32
Band 100	-	-	1.34
Band 75	-	-	1.35
Band 50	-	-	1.37
Band 25	-	-	1.39
Band 0	-	-	1.41
Total	$171,907	130,556

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$105
Mortality & expense charges			(2,274)
Net investment income (loss)			(2,169)

Gain (loss) on investments:
Net realized gain (loss)			(7,673)
Realized gain distributions			4,978
Net change in unrealized appreciation (depreciation)			(66,526)
Net gain (loss)			(69,221)

Increase (decrease) in net assets from operations			$(71,390)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,169)	$(3,214)
Net realized gain (loss)		(7,673)	6,092
Realized gain distributions		4,978	66,812
Net change in unrealized appreciation (depreciation)		(66,526)	(35,702)

Increase (decrease) in net assets from operations		(71,390)	33,988

Contract owner transactions:
Proceeds from units sold		46,091	94,278
Cost of units redeemed		(86,448)	(26,013)
Account charges		(199)	(125)
Increase (decrease)		(40,556)	68,140
Net increase (decrease)		(111,946)	102,128
Net assets, beginning		283,853	181,725
Net assets, ending		$171,907	$283,853

Units sold		33,225	53,079
Units redeemed		(55,392)	(13,963)
Net increase (decrease)		(22,167)	39,116
Units outstanding, beginning		152,723	113,607
Units outstanding, ending		130,556	152,723

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$455,207
Cost of units redeemed/account charges			(293,591)
Net investment income (loss)			(10,327)
Net realized gain (loss)			(6,921)
Realized gain distributions			82,726
Net change in unrealized appreciation (depreciation)			(55,187)
Net assets			$171,907

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.32	131	$172	1.25%	-29.2%	12/31/2022	$1.34	0	$0	1.00%	-29.0%	12/31/2022	$1.35	0	$0	0.75%	-28.8%
12/31/2021	1.86	153	284	1.25%	16.2%	12/31/2021	1.88	0	0	1.00%	16.5%	12/31/2021	1.90	0	0	0.75%	16.8%
12/31/2020	1.60	114	182	1.25%	28.3%	12/31/2020	1.61	0	0	1.00%	28.6%	12/31/2020	1.63	0	0	0.75%	28.9%
12/31/2019	1.25	94	118	1.25%	19.7%	12/31/2019	1.25	0	0	1.00%	20.0%	12/31/2019	1.26	0	0	0.75%	20.3%
12/31/2018	1.04	151	157	1.25%	-7.4%	12/31/2018	1.05	0	0	1.00%	-7.2%	12/31/2018	1.05	0	0	0.75%	-6.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.37	0	$0	0.50%	-28.6%	12/31/2022	$1.39	0	$0	0.25%	-28.4%	12/31/2022	$1.41	0	$0	0.00%	-28.3%
12/31/2021	1.92	0	0	0.50%	17.1%	12/31/2021	1.94	0	0	0.25%	17.4%	12/31/2021	1.97	0	0	0.00%	17.7%
12/31/2020	1.64	0	0	0.50%	29.2%	12/31/2020	1.66	0	0	0.25%	29.6%	12/31/2020	1.67	0	0	0.00%	29.9%
12/31/2019	1.27	0	0	0.50%	20.6%	12/31/2019	1.28	0	0	0.25%	20.9%	12/31/2019	1.29	0	0	0.00%	21.2%
12/31/2018	1.05	0	0	0.50%	-6.7%	12/31/2018	1.06	0	0	0.25%	-6.5%	12/31/2018	1.06	0	0	0.00%	-6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated MDT Small Cap Core Fund R6 Class - 06-3MG

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$192,859	$223,389	9,985
Receivables: investments sold	1,851
Payables: investments purchased	-
Net assets	$194,710

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$194,710	172,964	$1.13
Band 100	-	-	1.14
Band 75	-	-	1.15
Band 50	-	-	1.16
Band 25	-	-	1.17
Band 0	-	-	1.19
Total	$194,710	172,964

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$457
Mortality & expense charges			(1,654)
Net investment income (loss)			(1,197)

Gain (loss) on investments:
Net realized gain (loss)			(1,364)
Realized gain distributions			6,552
Net change in unrealized appreciation (depreciation)			(28,415)
Net gain (loss)			(23,227)

Increase (decrease) in net assets from operations			$(24,424)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,197)	$(386)
Net realized gain (loss)		(1,364)	25
Realized gain distributions		6,552	12,749
Net change in unrealized appreciation (depreciation)		(28,415)	(2,115)

Increase (decrease) in net assets from operations		(24,424)	10,273

Contract owner transactions:
Proceeds from units sold		125,010	88,837
Cost of units redeemed		(3,999)	(802)
Account charges		(185)	-
Increase (decrease)		120,826	88,035
Net increase (decrease)		96,402	98,308
Net assets, beginning		98,308	-
Net assets, ending		$194,710	$98,308

Units sold		110,174	66,940
Units redeemed		(3,541)	(609)
Net increase (decrease)		106,633	66,331
Units outstanding, beginning		66,331	-
Units outstanding, ending		172,964	66,331

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$213,847
Cost of units redeemed/account charges			(4,986)
Net investment income (loss)			(1,583)
Net realized gain (loss)			(1,339)
Realized gain distributions			19,301
Net change in unrealized appreciation (depreciation)			(30,530)
Net assets			$194,710

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.13	173	$195	1.25%	-24.0%	12/31/2022	$1.14	0	$0	1.00%	-23.9%	12/31/2022	$1.15	0	$0	0.75%	-23.7%
12/31/2021	1.48	66	98	1.25%	28.7%	12/31/2021	1.49	0	0	1.00%	29.0%	12/31/2021	1.51	0	0	0.75%	29.3%
12/31/2020	1.15	0	0	1.25%	15.5%	12/31/2020	1.16	0	0	1.00%	15.8%	12/31/2020	1.16	0	0	0.75%	16.1%
12/31/2019	1.00	0	0	1.25%	16.6%	12/31/2019	1.00	0	0	1.00%	16.9%	12/31/2019	1.00	0	0	0.75%	17.2%
12/31/2018	0.86	0	0	1.25%	-14.5%	12/31/2018	0.86	0	0	1.00%	-14.4%	12/31/2018	0.86	0	0	0.75%	-14.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.16	0	$0	0.50%	-23.5%	12/31/2022	$1.17	0	$0	0.25%	-23.3%	12/31/2022	$1.19	0	$0	0.00%	-23.1%
12/31/2021	1.52	0	0	0.50%	29.6%	12/31/2021	1.53	0	0	0.25%	29.9%	12/31/2021	1.54	0	0	0.00%	30.3%
12/31/2020	1.17	0	0	0.50%	16.4%	12/31/2020	1.18	0	0	0.25%	16.7%	12/31/2020	1.18	0	0	0.00%	17.0%
12/31/2019	1.01	0	0	0.50%	17.5%	12/31/2019	1.01	0	0	0.25%	17.8%	12/31/2019	1.01	0	0	0.00%	18.1%
12/31/2018	0.86	0	0	0.50%	-14.4%	12/31/2018	0.86	0	0	0.25%	-14.3%	12/31/2018	0.86	0	0	0.00%	-14.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.3%
2021	0.7%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated Institutional High Yield Bond Fund R6 Class - 06-3GV

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$256,034	$280,795	30,232
Receivables: investments sold	-
Payables: investments purchased	(4,806)
Net assets	$251,228

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$251,228	242,556	$1.04
Band 100	-	-	1.05
Band 75	-	-	1.06
Band 50	-	-	1.07
Band 25	-	-	1.08
Band 0	-	-	1.09
Total	$251,228	242,556

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$15,334
Mortality & expense charges			(3,366)
Net investment income (loss)			11,968

Gain (loss) on investments:
Net realized gain (loss)			(12,648)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(33,770)
Net gain (loss)			(46,418)

Increase (decrease) in net assets from operations			$(34,450)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11,968	$9,360
Net realized gain (loss)		(12,648)	450
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(33,770)	(1,919)

Increase (decrease) in net assets from operations		(34,450)	7,891

Contract owner transactions:
Proceeds from units sold		167,599	215,766
Cost of units redeemed		(169,998)	(155,176)
Account charges		(15)	(17)
Increase (decrease)		(2,414)	60,573
Net increase (decrease)		(36,864)	68,464
Net assets, beginning		288,092	219,628
Net assets, ending		$251,228	$288,092

Units sold		163,593	185,054
Units redeemed		(164,193)	(133,737)
Net increase (decrease)		(600)	51,317
Units outstanding, beginning		243,156	191,839
Units outstanding, ending		242,556	243,156

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$604,547
Cost of units redeemed/account charges			(342,874)
Net investment income (loss)			26,910
Net realized gain (loss)			(12,594)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(24,761)
Net assets			$251,228

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.04	243	$251	1.25%	-12.6%	12/31/2022	$1.05	0	$0	1.00%	-12.4%	12/31/2022	$1.06	0	$0	0.75%	-12.1%
12/31/2021	1.18	243	288	1.25%	3.5%	12/31/2021	1.20	0	0	1.00%	3.7%	12/31/2021	1.21	0	0	0.75%	4.0%
12/31/2020	1.14	192	220	1.25%	4.7%	12/31/2020	1.15	0	0	1.00%	5.0%	12/31/2020	1.16	0	0	0.75%	5.2%
12/31/2019	1.09	0	0	1.25%	13.6%	12/31/2019	1.10	0	0	1.00%	13.9%	12/31/2019	1.10	0	0	0.75%	14.2%
12/31/2018	0.96	0	0	1.25%	-3.7%	12/31/2018	0.96	0	0	1.00%	-3.6%	12/31/2018	0.96	0	0	0.75%	-3.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.07	0	$0	0.50%	-11.9%	12/31/2022	$1.08	0	$0	0.25%	-11.7%	12/31/2022	$1.09	0	$0	0.00%	-11.5%
12/31/2021	1.22	0	0	0.50%	4.3%	12/31/2021	1.23	0	0	0.25%	4.5%	12/31/2021	1.24	0	0	0.00%	4.8%
12/31/2020	1.17	0	0	0.50%	5.5%	12/31/2020	1.17	0	0	0.25%	5.8%	12/31/2020	1.18	0	0	0.00%	6.0%
12/31/2019	1.11	0	0	0.50%	14.4%	12/31/2019	1.11	0	0	0.25%	14.7%	12/31/2019	1.11	0	0	0.00%	15.0%
12/31/2018	0.97	0	0	0.50%	-3.4%	12/31/2018	0.97	0	0	0.25%	-3.3%	12/31/2018	0.97	0	0	0.00%	-3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	5.7%
2021	4.9%
2020	6.7%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated MDT SmallCap Core Institutional Class - 06-4FT

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$58,414	$65,462	2,995
Receivables: investments sold	-
Payables: investments purchased	(40)
Net assets	$58,374

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$58,374	49,748	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	-	-	1.22
Total	$58,374	49,748

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$131
Mortality & expense charges			(1,390)
Net investment income (loss)			(1,259)

Gain (loss) on investments:
Net realized gain (loss)			1,731
Realized gain distributions			1,982
Net change in unrealized appreciation (depreciation)			(46,536)
Net gain (loss)			(42,823)

Increase (decrease) in net assets from operations			$(44,082)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,259)	$(1,796)
Net realized gain (loss)		1,731	25,896
Realized gain distributions		1,982	23,346
Net change in unrealized appreciation (depreciation)		(46,536)	2,338

Increase (decrease) in net assets from operations		(44,082)	49,784

Contract owner transactions:
Proceeds from units sold		7,318	12,338
Cost of units redeemed		(82,989)	(88,528)
Account charges		(348)	(507)
Increase (decrease)		(76,019)	(76,697)
Net increase (decrease)		(120,101)	(26,913)
Net assets, beginning		178,475	205,388
Net assets, ending		$58,374	$178,475

Units sold		5,649	8,800
Units redeemed		(71,405)	(64,309)
Net increase (decrease)		(65,756)	(55,509)
Units outstanding, beginning		115,504	171,013
Units outstanding, ending		49,748	115,504

* Date of Fund Inception into Variable Account: 11 /6 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$353,315
Cost of units redeemed/account charges			(363,942)
Net investment income (loss)			(4,981)
Net realized gain (loss)			55,702
Realized gain distributions			25,328
Net change in unrealized appreciation (depreciation)			(7,048)
Net assets			$58,374

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.17	50	$58	1.25%	-24.1%	12/31/2022	$1.18	0	$0	1.00%	-23.9%	12/31/2022	$1.19	0	$0	0.75%	-23.7%
12/31/2021	1.55	116	178	1.25%	28.7%	12/31/2021	1.55	0	0	1.00%	29.0%	12/31/2021	1.56	0	0	0.75%	29.3%
12/31/2020	1.20	171	205	1.25%	15.5%	12/31/2020	1.20	0	0	1.00%	15.8%	12/31/2020	1.21	0	0	0.75%	16.1%
12/31/2019	1.04	308	320	1.25%	3.9%	12/31/2019	1.04	0	0	1.00%	4.0%	12/31/2019	1.04	0	0	0.75%	4.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.20	0	$0	0.50%	-23.5%	12/31/2022	$1.21	0	$0	0.25%	-23.3%	12/31/2022	$1.22	0	$0	0.00%	-23.1%
12/31/2021	1.57	0	0	0.50%	29.6%	12/31/2021	1.58	0	0	0.25%	29.9%	12/31/2021	1.59	0	0	0.00%	30.3%
12/31/2020	1.21	0	0	0.50%	16.4%	12/31/2020	1.21	0	0	0.25%	16.7%	12/31/2020	1.22	0	0	0.00%	17.0%
12/31/2019	1.04	0	0	0.50%	4.1%	12/31/2019	1.04	0	0	0.25%	4.1%	12/31/2019	1.04	0	0	0.00%	4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.1%
2021	0.3%
2020	0.3%
2019	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated MDT SmallCap Core A Class - 06-4FR

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$518,219	$643,477	27,696
Receivables: investments sold	-
Payables: investments purchased	(2,795)
Net assets	$515,424

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$515,424	442,472	$1.16
Band 100	-	-	1.17
Band 75	-	-	1.18
Band 50	-	-	1.19
Band 25	-	-	1.20
Band 0	-	-	1.21
Total	$515,424	442,472

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(7,290)
Net investment income (loss)			(7,290)

Gain (loss) on investments:
Net realized gain (loss)			(70,968)
Realized gain distributions			18,550
Net change in unrealized appreciation (depreciation)			(117,272)
Net gain (loss)			(169,690)

Increase (decrease) in net assets from operations			$(176,980)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,290)	$(5,591)
Net realized gain (loss)		(70,968)	65,723
Realized gain distributions		18,550	100,187
Net change in unrealized appreciation (depreciation)		(117,272)	(51,642)

Increase (decrease) in net assets from operations		(176,980)	108,677

Contract owner transactions:
Proceeds from units sold		244,232	657,521
Cost of units redeemed		(274,283)	(260,026)
Account charges		(253)	(145)
Increase (decrease)		(30,304)	397,350
Net increase (decrease)		(207,284)	506,027
Net assets, beginning		722,708	216,681
Net assets, ending		$515,424	$722,708

Units sold		198,925	481,074
Units redeemed		(226,612)	(191,729)
Net increase (decrease)		(27,687)	289,345
Units outstanding, beginning		470,159	180,814
Units outstanding, ending		442,472	470,159

* Date of Fund Inception into Variable Account: 11 /6 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,173,238
Cost of units redeemed/account charges			(632,387)
Net investment income (loss)			(14,441)
Net realized gain (loss)			(4,465)
Realized gain distributions			118,737
Net change in unrealized appreciation (depreciation)			(125,258)
Net assets			$515,424

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.16	442	$515	1.25%	-24.2%	12/31/2022	$1.17	0	$0	1.00%	-24.0%	12/31/2022	$1.18	0	$0	0.75%	-23.8%
12/31/2021	1.54	470	723	1.25%	28.3%	12/31/2021	1.55	0	0	1.00%	28.6%	12/31/2021	1.55	0	0	0.75%	28.9%
12/31/2020	1.20	181	217	1.25%	15.3%	12/31/2020	1.20	0	0	1.00%	15.6%	12/31/2020	1.21	0	0	0.75%	15.9%
12/31/2019	1.04	198	206	1.25%	3.9%	12/31/2019	1.04	0	0	1.00%	4.0%	12/31/2019	1.04	0	0	0.75%	4.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.19	0	$0	0.50%	-23.6%	12/31/2022	$1.20	0	$0	0.25%	-23.5%	12/31/2022	$1.21	0	$0	0.00%	-23.3%
12/31/2021	1.56	0	0	0.50%	29.2%	12/31/2021	1.57	0	0	0.25%	29.6%	12/31/2021	1.58	0	0	0.00%	29.9%
12/31/2020	1.21	0	0	0.50%	16.2%	12/31/2020	1.21	0	0	0.25%	16.5%	12/31/2020	1.22	0	0	0.00%	16.7%
12/31/2019	1.04	0	0	0.50%	4.1%	12/31/2019	1.04	0	0	0.25%	4.1%	12/31/2019	1.04	0	0	0.00%	4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.3%
2020	0.2%
2019	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated Bond R6 Retirement Class - 06-4NJ (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.88
Band 100	-	-	0.89
Band 75	-	-	0.89
Band 50	-	-	0.90
Band 25	-	-	0.90
Band 0	-	-	0.91
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.88	0	$0	1.25%	-15.4%	12/31/2022	$0.89	0	$0	1.00%	-15.2%	12/31/2022	$0.89	0	$0	0.75%	-15.0%
12/31/2021	1.04	0	0	1.25%	-1.1%	12/31/2021	1.04	0	0	1.00%	-0.8%	12/31/2021	1.05	0	0	0.75%	-0.6%
12/31/2020	1.05	0	0	1.25%	5.1%	12/31/2020	1.05	0	0	1.00%	5.3%	12/31/2020	1.05	0	0	0.75%	5.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.90	0	$0	0.50%	-14.7%	12/31/2022	$0.90	0	$0	0.25%	-14.5%	12/31/2022	$0.91	0	$0	0.00%	-14.3%
12/31/2021	1.05	0	0	0.50%	-0.3%	12/31/2021	1.06	0	0	0.25%	-0.1%	12/31/2021	1.06	0	0	0.00%	0.2%
12/31/2020	1.06	0	0	0.50%	5.5%	12/31/2020	1.06	0	0	0.25%	5.7%	12/31/2020	1.06	0	0	0.00%	5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated Hermes Kaufmann Small Cap Fund Inst Class - 06-4PW (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.83
Band 100	-	-	0.83
Band 75	-	-	0.83
Band 50	-	-	0.84
Band 25	-	-	0.84
Band 0	-	-	0.85
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.83	0	$0	1.25%	-31.9%	12/31/2022	$0.83	0	$0	1.00%	-31.8%	12/31/2022	$0.83	0	$0	0.75%	-31.6%
12/31/2021	1.21	0	0	1.25%	1.7%	12/31/2021	1.22	0	0	1.00%	1.9%	12/31/2021	1.22	0	0	0.75%	2.2%
12/31/2020	1.19	0	0	1.25%	19.3%	12/31/2020	1.19	0	0	1.00%	19.4%	12/31/2020	1.19	0	0	0.75%	19.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.84	0	$0	0.50%	-31.4%	12/31/2022	$0.84	0	$0	0.25%	-31.3%	12/31/2022	$0.85	0	$0	0.00%	-31.1%
12/31/2021	1.22	0	0	0.50%	2.5%	12/31/2021	1.23	0	0	0.25%	2.7%	12/31/2021	1.23	0	0	0.00%	3.0%
12/31/2020	1.20	0	0	0.50%	19.5%	12/31/2020	1.20	0	0	0.25%	19.6%	12/31/2020	1.20	0	0	0.00%	19.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated High Yield Trust Institutional Class - 06-788

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$241,384	$271,894	41,189
Receivables: investments sold	508
Payables: investments purchased	-
Net assets	$241,892

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$241,892	196,552	$1.23
Band 100	-	-	1.26
Band 75	-	-	1.28
Band 50	-	-	1.31
Band 25	-	-	1.33
Band 0	-	-	1.36
Total	$241,892	196,552

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$14,810
Mortality & expense charges			(3,563)
Net investment income (loss)			11,247

Gain (loss) on investments:
Net realized gain (loss)			(6,592)
Realized gain distributions			1,204
Net change in unrealized appreciation (depreciation)			(48,361)
Net gain (loss)			(53,749)

Increase (decrease) in net assets from operations			$(42,502)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11,247	$9,418
Net realized gain (loss)		(6,592)	774
Realized gain distributions		1,204	704
Net change in unrealized appreciation (depreciation)		(48,361)	7,017

Increase (decrease) in net assets from operations		(42,502)	17,913

Contract owner transactions:
Proceeds from units sold		42,431	80,276
Cost of units redeemed		(92,424)	(9,873)
Account charges		(341)	(266)
Increase (decrease)		(50,334)	70,137
Net increase (decrease)		(92,836)	88,050
Net assets, beginning		334,728	246,678
Net assets, ending		$241,892	$334,728

Units sold		32,817	58,213
Units redeemed		(72,898)	(7,655)
Net increase (decrease)		(40,081)	50,558
Units outstanding, beginning		236,633	186,075
Units outstanding, ending		196,552	236,633

* Date of Fund Inception into Variable Account: 12 /12 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$4,608,099
Cost of units redeemed/account charges			(5,058,193)
Net investment income (loss)			437,881
Net realized gain (loss)			261,866
Realized gain distributions			22,749
Net change in unrealized appreciation (depreciation)			(30,510)
Net assets			$241,892

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.23	197	$242	1.25%	-13.0%	12/31/2022	$1.26	0	$0	1.00%	-12.8%	12/31/2022	$1.28	0	$0	0.75%	-12.6%
12/31/2021	1.41	237	335	1.25%	6.7%	12/31/2021	1.44	0	0	1.00%	7.0%	12/31/2021	1.47	0	0	0.75%	7.2%
12/31/2020	1.33	186	247	1.25%	5.5%	12/31/2020	1.35	0	0	1.00%	5.8%	12/31/2020	1.37	0	0	0.75%	6.1%
12/31/2019	1.26	784	985	1.25%	14.1%	12/31/2019	1.27	0	0	1.00%	14.4%	12/31/2019	1.29	0	0	0.75%	14.7%
12/31/2018	1.10	1,778	1,956	1.25%	-5.6%	12/31/2018	1.11	0	0	1.00%	-5.4%	12/31/2018	1.12	0	0	0.75%	-5.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.31	0	$0	0.50%	-12.3%	12/31/2022	$1.33	0	$0	0.25%	-12.1%	12/31/2022	$1.36	0	$0	0.00%	-11.9%
12/31/2021	1.49	0	0	0.50%	7.5%	12/31/2021	1.52	0	0	0.25%	7.8%	12/31/2021	1.54	0	0	0.00%	8.0%
12/31/2020	1.39	0	0	0.50%	6.3%	12/31/2020	1.41	0	0	0.25%	6.6%	12/31/2020	1.43	0	0	0.00%	6.9%
12/31/2019	1.30	0	0	0.50%	15.0%	12/31/2019	1.32	0	0	0.25%	15.3%	12/31/2019	1.34	0	0	0.00%	15.6%
12/31/2018	1.13	0	0	0.50%	-4.9%	12/31/2018	1.15	0	0	0.25%	-4.7%	12/31/2018	1.16	0	0	0.00%	-4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	5.1%
2021	4.5%
2020	2.5%
2019	7.4%
2018	5.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated High Yield Trust Service Class - 06-918

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$19,593	$22,203	3,411
Receivables: investments sold	434
Payables: investments purchased	-
Net assets	$20,027

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$20,027	16,605	$1.21
Band 100	-	-	1.23
Band 75	-	-	1.26
Band 50	-	-	1.28
Band 25	-	-	1.31
Band 0	-	-	1.33
Total	$20,027	16,605

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,724
Mortality & expense charges			(442)
Net investment income (loss)			1,282

Gain (loss) on investments:
Net realized gain (loss)			(4,394)
Realized gain distributions			135
Net change in unrealized appreciation (depreciation)			(3,084)
Net gain (loss)			(7,343)

Increase (decrease) in net assets from operations			$(6,061)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,282	$2,172
Net realized gain (loss)		(4,394)	6,253
Realized gain distributions		135	82
Net change in unrealized appreciation (depreciation)		(3,084)	(2,670)

Increase (decrease) in net assets from operations		(6,061)	5,837

Contract owner transactions:
Proceeds from units sold		11,070	79,013
Cost of units redeemed		(25,848)	(91,203)
Account charges		(117)	(190)
Increase (decrease)		(14,895)	(12,380)
Net increase (decrease)		(20,956)	(6,543)
Net assets, beginning		40,983	47,526
Net assets, ending		$20,027	$40,983

Units sold		8,873	59,387
Units redeemed		(21,716)	(66,278)
Net increase (decrease)		(12,843)	(6,891)
Units outstanding, beginning		29,448	36,339
Units outstanding, ending		16,605	29,448

* Date of Fund Inception into Variable Account: 12 /12 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$783,522
Cost of units redeemed/account charges			(819,734)
Net investment income (loss)			41,058
Net realized gain (loss)			16,493
Realized gain distributions			1,298
Net change in unrealized appreciation (depreciation)			(2,610)
Net assets			$20,027

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.21	17	$20	1.25%	-13.3%	12/31/2022	$1.23	0	$0	1.00%	-13.1%	12/31/2022	$1.26	0	$0	0.75%	-12.9%
12/31/2021	1.39	29	41	1.25%	6.4%	12/31/2021	1.42	0	0	1.00%	6.7%	12/31/2021	1.44	0	0	0.75%	6.9%
12/31/2020	1.31	36	48	1.25%	5.4%	12/31/2020	1.33	0	0	1.00%	5.7%	12/31/2020	1.35	0	0	0.75%	6.0%
12/31/2019	1.24	122	151	1.25%	13.9%	12/31/2019	1.26	0	0	1.00%	14.1%	12/31/2019	1.27	0	0	0.75%	14.4%
12/31/2018	1.09	90	98	1.25%	-5.9%	12/31/2018	1.10	0	0	1.00%	-5.6%	12/31/2018	1.11	0	0	0.75%	-5.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.28	0	$0	0.50%	-12.7%	12/31/2022	$1.31	0	$0	0.25%	-12.5%	12/31/2022	$1.33	0	$0	0.00%	-12.3%
12/31/2021	1.47	0	0	0.50%	7.2%	12/31/2021	1.49	0	0	0.25%	7.5%	12/31/2021	1.52	0	0	0.00%	7.7%
12/31/2020	1.37	0	0	0.50%	6.2%	12/31/2020	1.39	0	0	0.25%	6.5%	12/31/2020	1.41	0	0	0.00%	6.8%
12/31/2019	1.29	0	0	0.50%	14.7%	12/31/2019	1.30	0	0	0.25%	15.0%	12/31/2019	1.32	0	0	0.00%	15.3%
12/31/2018	1.12	0	0	0.50%	-5.2%	12/31/2018	1.13	0	0	0.25%	-4.9%	12/31/2018	1.15	0	0	0.00%	-4.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	5.7%
2021	7.3%
2020	4.4%
2019	5.3%
2018	5.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BrandywineGLOBAL - Global Opportunities Bond Fund FI Class - 06-709

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$57,551	$67,797	6,666
Receivables: investments sold	50
Payables: investments purchased	-
Net assets	$57,601

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$57,601	63,958	$0.90
Band 100	-	-	0.92
Band 75	-	-	0.95
Band 50	-	-	0.97
Band 25	-	-	1.00
Band 0	-	-	1.02
Total	$57,601	63,958

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$3,447
Mortality & expense charges			(784)
Net investment income (loss)			2,663

Gain (loss) on investments:
Net realized gain (loss)			(1,702)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(13,601)
Net gain (loss)			(15,303)

Increase (decrease) in net assets from operations			$(12,640)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,663	$423
Net realized gain (loss)		(1,702)	2,302
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(13,601)	(8,331)

Increase (decrease) in net assets from operations		(12,640)	(5,606)

Contract owner transactions:
Proceeds from units sold		36,650	13,646
Cost of units redeemed		(39,759)	(23,287)
Account charges		(159)	(187)
Increase (decrease)		(3,268)	(9,828)
Net increase (decrease)		(15,908)	(15,434)
Net assets, beginning		73,509	88,943
Net assets, ending		$57,601	$73,509

Units sold		39,313	12,284
Units redeemed		(43,027)	(20,932)
Net increase (decrease)		(3,714)	(8,648)
Units outstanding, beginning		67,672	76,320
Units outstanding, ending		63,958	67,672

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$6,029,084
Cost of units redeemed/account charges			(6,070,990)
Net investment income (loss)			83,502
Net realized gain (loss)			(104,317)
Realized gain distributions			130,568
Net change in unrealized appreciation (depreciation)			(10,246)
Net assets			$57,601

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.90	64	$58	1.25%	-17.1%	12/31/2022	$0.92	0	$0	1.00%	-16.9%	12/31/2022	$0.95	0	$0	0.75%	-16.7%
12/31/2021	1.09	68	74	1.25%	-6.8%	12/31/2021	1.11	0	0	1.00%	-6.6%	12/31/2021	1.14	0	0	0.75%	-6.3%
12/31/2020	1.17	76	89	1.25%	10.8%	12/31/2020	1.19	0	0	1.00%	11.1%	12/31/2020	1.21	0	0	0.75%	11.4%
12/31/2019	1.05	401	422	1.25%	7.4%	12/31/2019	1.07	0	0	1.00%	7.7%	12/31/2019	1.09	0	0	0.75%	7.9%
12/31/2018	0.98	2,944	2,883	1.25%	-6.4%	12/31/2018	0.99	0	0	1.00%	-6.2%	12/31/2018	1.01	0	0	0.75%	-5.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.97	0	$0	0.50%	-16.5%	12/31/2022	$1.00	0	$0	0.25%	-16.3%	12/31/2022	$1.02	0	$0	0.00%	-16.0%
12/31/2021	1.16	0	0	0.50%	-6.1%	12/31/2021	1.19	0	0	0.25%	-5.9%	12/31/2021	1.22	0	0	0.00%	-5.6%
12/31/2020	1.24	0	0	0.50%	11.7%	12/31/2020	1.26	0	0	0.25%	11.9%	12/31/2020	1.29	0	0	0.00%	12.2%
12/31/2019	1.11	0	0	0.50%	8.2%	12/31/2019	1.13	0	0	0.25%	8.5%	12/31/2019	1.15	0	0	0.00%	8.7%
12/31/2018	1.03	0	0	0.50%	-5.7%	12/31/2018	1.04	0	0	0.25%	-5.5%	12/31/2018	1.06	0	0	0.00%	-5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	5.3%
2021	1.7%
2020	0.2%
2019	2.1%
2018	3.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BrandywineGLOBAL - Global Opportunities Bond Fund R Class - 06-714

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$78,744	$95,044	9,077
Receivables: investments sold	50
Payables: investments purchased	-
Net assets	$78,794

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$78,794	89,914	$0.88
Band 100	-	-	0.90
Band 75	-	-	0.92
Band 50	-	-	0.95
Band 25	-	-	0.97
Band 0	-	-	0.99
Total	$78,794	89,914

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$4,480
Mortality & expense charges			(859)
Net investment income (loss)			3,621

Gain (loss) on investments:
Net realized gain (loss)			(1,605)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(14,352)
Net gain (loss)			(15,957)

Increase (decrease) in net assets from operations			$(12,336)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,621	$276
Net realized gain (loss)		(1,605)	(4)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(14,352)	(1,948)

Increase (decrease) in net assets from operations		(12,336)	(1,676)

Contract owner transactions:
Proceeds from units sold		49,266	47,426
Cost of units redeemed		(3,886)	-
Account charges		-	-
Increase (decrease)		45,380	47,426
Net increase (decrease)		33,044	45,750
Net assets, beginning		45,750	-
Net assets, ending		$78,794	$45,750

Units sold		51,515	43,209
Units redeemed		(4,810)	-
Net increase (decrease)		46,705	43,209
Units outstanding, beginning		43,209	-
Units outstanding, ending		89,914	43,209

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$459,141
Cost of units redeemed/account charges			(374,370)
Net investment income (loss)			7,994
Net realized gain (loss)			(3,760)
Realized gain distributions			6,089
Net change in unrealized appreciation (depreciation)			(16,300)
Net assets			$78,794

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.88	90	$79	1.25%	-17.2%	12/31/2022	$0.90	0	$0	1.00%	-17.0%	12/31/2022	$0.92	0	$0	0.75%	-16.8%
12/31/2021	1.06	43	46	1.25%	-7.1%	12/31/2021	1.08	0	0	1.00%	-6.9%	12/31/2021	1.11	0	0	0.75%	-6.6%
12/31/2020	1.14	0	0	1.25%	10.5%	12/31/2020	1.16	0	0	1.00%	10.8%	12/31/2020	1.19	0	0	0.75%	11.1%
12/31/2019	1.03	0	0	1.25%	7.1%	12/31/2019	1.05	0	0	1.00%	7.4%	12/31/2019	1.07	0	0	0.75%	7.7%
12/31/2018	0.96	0	0	1.25%	-6.7%	12/31/2018	0.98	0	0	1.00%	-6.5%	12/31/2018	0.99	0	0	0.75%	-6.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.95	0	$0	0.50%	-16.6%	12/31/2022	$0.97	0	$0	0.25%	-16.4%	12/31/2022	$0.99	0	$0	0.00%	-16.2%
12/31/2021	1.13	0	0	0.50%	-6.4%	12/31/2021	1.16	0	0	0.25%	-6.2%	12/31/2021	1.19	0	0	0.00%	-5.9%
12/31/2020	1.21	0	0	0.50%	11.3%	12/31/2020	1.24	0	0	0.25%	11.6%	12/31/2020	1.26	0	0	0.00%	11.9%
12/31/2019	1.09	0	0	0.50%	7.9%	12/31/2019	1.11	0	0	0.25%	8.2%	12/31/2019	1.13	0	0	0.00%	8.5%
12/31/2018	1.01	0	0	0.50%	-6.0%	12/31/2018	1.02	0	0	0.25%	-5.8%	12/31/2018	1.04	23	24	0.00%	-5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	7.2%
2021	2.3%
2020	0.0%
2019	0.5%
2018	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Western Asset Core Plus Bond Fund R Class - 06-718

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$86,553	$108,972	9,316
Receivables: investments sold	555
Payables: investments purchased	-
Net assets	$87,108

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$87,108	90,524	$0.96
Band 100	-	-	0.99
Band 75	-	-	1.01
Band 50	-	-	1.04
Band 25	-	-	1.06
Band 0	-	-	1.09
Total	$87,108	90,524

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$2,889
Mortality & expense charges			(1,469)
Net investment income (loss)			1,420

Gain (loss) on investments:
Net realized gain (loss)			(10,495)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(21,894)
Net gain (loss)			(32,389)

Increase (decrease) in net assets from operations			$(30,969)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,420	$1,677
Net realized gain (loss)		(10,495)	5,188
Realized gain distributions		-	1,971
Net change in unrealized appreciation (depreciation)		(21,894)	(17,287)

Increase (decrease) in net assets from operations		(30,969)	(8,451)

Contract owner transactions:
Proceeds from units sold		8,272	39,117
Cost of units redeemed		(46,770)	(187,042)
Account charges		(8)	(54)
Increase (decrease)		(38,506)	(147,979)
Net increase (decrease)		(69,475)	(156,430)
Net assets, beginning		156,583	313,013
Net assets, ending		$87,108	$156,583

Units sold		8,041	32,387
Units redeemed		(47,085)	(152,039)
Net increase (decrease)		(39,044)	(119,652)
Units outstanding, beginning		129,568	249,220
Units outstanding, ending		90,524	129,568

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$709,906
Cost of units redeemed/account charges			(617,593)
Net investment income (loss)			14,490
Net realized gain (loss)			(7,176)
Realized gain distributions			9,900
Net change in unrealized appreciation (depreciation)			(22,419)
Net assets			$87,108

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.96	91	$87	1.25%	-20.4%	12/31/2022	$0.99	0	$0	1.00%	-20.2%	12/31/2022	$1.01	0	$0	0.75%	-20.0%
12/31/2021	1.21	130	157	1.25%	-3.8%	12/31/2021	1.24	0	0	1.00%	-3.5%	12/31/2021	1.26	0	0	0.75%	-3.3%
12/31/2020	1.26	249	313	1.25%	7.4%	12/31/2020	1.28	0	0	1.00%	7.6%	12/31/2020	1.31	0	0	0.75%	7.9%
12/31/2019	1.17	101	118	1.25%	10.2%	12/31/2019	1.19	0	0	1.00%	10.5%	12/31/2019	1.21	0	0	0.75%	10.7%
12/31/2018	1.06	109	116	1.25%	-3.4%	12/31/2018	1.08	0	0	1.00%	-3.1%	12/31/2018	1.09	0	0	0.75%	-2.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.04	0	$0	0.50%	-19.8%	12/31/2022	$1.06	0	$0	0.25%	-19.6%	12/31/2022	$1.09	0	$0	0.00%	-19.4%
12/31/2021	1.29	0	0	0.50%	-3.1%	12/31/2021	1.32	0	0	0.25%	-2.8%	12/31/2021	1.35	0	0	0.00%	-2.6%
12/31/2020	1.33	0	0	0.50%	8.2%	12/31/2020	1.36	0	0	0.25%	8.4%	12/31/2020	1.39	0	0	0.00%	8.7%
12/31/2019	1.23	0	0	0.50%	11.0%	12/31/2019	1.26	0	0	0.25%	11.3%	12/31/2019	1.28	0	0	0.00%	11.6%
12/31/2018	1.11	0	0	0.50%	-2.6%	12/31/2018	1.13	0	0	0.25%	-2.4%	12/31/2018	1.15	0	0	0.00%	-2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.4%
2021	2.1%
2020	2.7%
2019	3.3%
2018	3.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge Aggressive Growth Fund R Class - 06-716 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.93
Band 100	-	-	1.98
Band 75	-	-	2.03
Band 50	-	-	2.08
Band 25	-	-	2.14
Band 0	-	-	2.19
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,025,046
Cost of units redeemed/account charges			(2,066,409)
Net investment income (loss)			(23,746)
Net realized gain (loss)			(21,660)
Realized gain distributions			86,769
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.93	0	$0	1.25%	-26.6%	12/31/2022	$1.98	0	$0	1.00%	-26.5%	12/31/2022	$2.03	0	$0	0.75%	-26.3%
12/31/2021	2.63	0	0	1.25%	6.1%	12/31/2021	2.69	0	0	1.00%	6.4%	12/31/2021	2.76	0	0	0.75%	6.7%
12/31/2020	2.48	0	0	1.25%	17.6%	12/31/2020	2.53	0	0	1.00%	17.9%	12/31/2020	2.58	0	0	0.75%	18.2%
12/31/2019	2.11	5	10	1.25%	22.3%	12/31/2019	2.15	0	0	1.00%	22.6%	12/31/2019	2.19	0	0	0.75%	22.9%
12/31/2018	1.72	7	13	1.25%	-9.4%	12/31/2018	1.75	0	0	1.00%	-9.2%	12/31/2018	1.78	0	0	0.75%	-8.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.08	0	$0	0.50%	-26.1%	12/31/2022	$2.14	0	$0	0.25%	-25.9%	12/31/2022	$2.19	0	$0	0.00%	-25.7%
12/31/2021	2.82	0	0	0.50%	6.9%	12/31/2021	2.88	0	0	0.25%	7.2%	12/31/2021	2.95	0	0	0.00%	7.5%
12/31/2020	2.64	0	0	0.50%	18.5%	12/31/2020	2.69	0	0	0.25%	18.8%	12/31/2020	2.75	0	0	0.00%	19.1%
12/31/2019	2.22	0	0	0.50%	23.2%	12/31/2019	2.26	0	0	0.25%	23.5%	12/31/2019	2.31	0	0	0.00%	23.8%
12/31/2018	1.81	0	0	0.50%	-8.7%	12/31/2018	1.83	0	0	0.25%	-8.5%	12/31/2018	1.86	0	0	0.00%	-8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.1%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Western Asset Core Plus Bond Fund FI Class - 06-713

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$505,333	$637,957	54,241
Receivables: investments sold	2,366
Payables: investments purchased	-
Net assets	$507,699

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$507,699	511,121	$0.99
Band 100	-	-	1.02
Band 75	-	-	1.04
Band 50	-	-	1.07
Band 25	-	-	1.10
Band 0	-	-	1.13
Total	$507,699	511,121

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$16,451
Mortality & expense charges			(7,262)
Net investment income (loss)			9,189

Gain (loss) on investments:
Net realized gain (loss)			(25,624)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(127,923)
Net gain (loss)			(153,547)

Increase (decrease) in net assets from operations			$(144,358)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,189	$7,158
Net realized gain (loss)		(25,624)	180
Realized gain distributions		-	4,291
Net change in unrealized appreciation (depreciation)		(127,923)	(36,499)

Increase (decrease) in net assets from operations		(144,358)	(24,870)

Contract owner transactions:
Proceeds from units sold		40,438	168,365
Cost of units redeemed		(103,292)	(109,825)
Account charges		(123)	(168)
Increase (decrease)		(62,977)	58,372
Net increase (decrease)		(207,335)	33,502
Net assets, beginning		715,034	681,532
Net assets, ending		$507,699	$715,034

Units sold		38,305	134,648
Units redeemed		(101,889)	(88,619)
Net increase (decrease)		(63,584)	46,029
Units outstanding, beginning		574,705	528,676
Units outstanding, ending		511,121	574,705

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$4,617,849
Cost of units redeemed/account charges			(4,169,391)
Net investment income (loss)			161,683
Net realized gain (loss)			(33,715)
Realized gain distributions			63,897
Net change in unrealized appreciation (depreciation)			(132,624)
Net assets			$507,699

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.99	511	$508	1.25%	-20.2%	12/31/2022	$1.02	0	$0	1.00%	-20.0%	12/31/2022	$1.04	0	$0	0.75%	-19.8%
12/31/2021	1.24	575	715	1.25%	-3.5%	12/31/2021	1.27	0	0	1.00%	-3.2%	12/31/2021	1.30	0	0	0.75%	-3.0%
12/31/2020	1.29	529	682	1.25%	7.7%	12/31/2020	1.32	0	0	1.00%	7.9%	12/31/2020	1.34	0	0	0.75%	8.2%
12/31/2019	1.20	478	572	1.25%	10.5%	12/31/2019	1.22	0	0	1.00%	10.8%	12/31/2019	1.24	0	0	0.75%	11.1%
12/31/2018	1.08	1,752	1,898	1.25%	-3.1%	12/31/2018	1.10	0	0	1.00%	-2.8%	12/31/2018	1.12	0	0	0.75%	-2.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.07	0	$0	0.50%	-19.6%	12/31/2022	$1.10	0	$0	0.25%	-19.4%	12/31/2022	$1.13	0	$0	0.00%	-19.2%
12/31/2021	1.33	0	0	0.50%	-2.8%	12/31/2021	1.36	0	0	0.25%	-2.5%	12/31/2021	1.39	0	0	0.00%	-2.3%
12/31/2020	1.37	0	0	0.50%	8.5%	12/31/2020	1.40	0	0	0.25%	8.7%	12/31/2020	1.43	0	0	0.00%	9.0%
12/31/2019	1.26	0	0	0.50%	11.3%	12/31/2019	1.29	0	0	0.25%	11.6%	12/31/2019	1.31	0	0	0.00%	11.9%
12/31/2018	1.13	0	0	0.50%	-2.3%	12/31/2018	1.15	0	0	0.25%	-2.1%	12/31/2018	1.17	0	0	0.00%	-1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.7%
2021	2.2%
2020	2.4%
2019	5.4%
2018	3.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge Aggressive Growth Fund FI Class - 06-711

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1	$1	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$1

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1	1	$1.98
Band 100	-	-	2.04
Band 75	-	-	2.09
Band 50	-	-	2.14
Band 25	-	-	2.20
Band 0	-	-	2.25
Total	$1	1

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		1	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		1	-
Net increase (decrease)		1	-
Net assets, beginning		-	-
Net assets, ending		$1	$-

Units sold		1	-
Units redeemed		-	-
Net increase (decrease)		1	-
Units outstanding, beginning		-	-
Units outstanding, ending		1	-

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$19,824,049
Cost of units redeemed/account charges			(20,251,600)
Net investment income (loss)			(203,774)
Net realized gain (loss)			107,588
Realized gain distributions			523,738
Net change in unrealized appreciation (depreciation)			-
Net assets			$1

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.98	0	$0	1.25%	-26.5%	12/31/2022	$2.04	0	$0	1.00%	-26.3%	12/31/2022	$2.09	0	$0	0.75%	-26.2%
12/31/2021	2.70	0	0	1.25%	6.4%	12/31/2021	2.76	0	0	1.00%	6.7%	12/31/2021	2.83	0	0	0.75%	7.0%
12/31/2020	2.54	0	0	1.25%	18.0%	12/31/2020	2.59	0	0	1.00%	18.3%	12/31/2020	2.64	0	0	0.75%	18.6%
12/31/2019	2.15	0	0	1.25%	22.6%	12/31/2019	2.19	0	0	1.00%	23.0%	12/31/2019	2.23	0	0	0.75%	23.3%
12/31/2018	1.75	33	58	1.25%	-9.1%	12/31/2018	1.78	0	0	1.00%	-8.9%	12/31/2018	1.81	0	0	0.75%	-8.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.14	0	$0	0.50%	-26.0%	12/31/2022	$2.20	0	$0	0.25%	-25.8%	12/31/2022	$2.25	0	$0	0.00%	-25.6%
12/31/2021	2.89	0	0	0.50%	7.2%	12/31/2021	2.96	0	0	0.25%	7.5%	12/31/2021	3.03	0	0	0.00%	7.8%
12/31/2020	2.70	0	0	0.50%	18.9%	12/31/2020	2.75	0	0	0.25%	19.2%	12/31/2020	2.81	0	0	0.00%	19.4%
12/31/2019	2.27	0	0	0.50%	23.6%	12/31/2019	2.31	0	0	0.25%	23.9%	12/31/2019	2.35	0	0	0.00%	24.2%
12/31/2018	1.84	0	0	0.50%	-8.4%	12/31/2018	1.86	0	0	0.25%	-8.2%	12/31/2018	1.89	0	0	0.00%	-7.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge International Value Fund A Class - 06-GJR (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.90
Band 100	-	-	0.92
Band 75	-	-	0.92
Band 50	-	-	0.93
Band 25	-	-	0.94
Band 0	-	-	0.96
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.90	0	$0	1.25%	-10.8%	12/31/2022	$0.92	0	$0	1.00%	-10.6%	12/31/2022	$0.92	0	$0	0.75%	-10.4%
12/31/2021	1.01	0	0	1.25%	14.1%	12/31/2021	1.03	0	0	1.00%	14.4%	12/31/2021	1.03	0	0	0.75%	14.7%
12/31/2020	0.88	0	0	1.25%	-0.6%	12/31/2020	0.90	0	0	1.00%	-0.4%	12/31/2020	0.90	0	0	0.75%	-0.2%
12/31/2019	0.89	0	0	1.25%	12.3%	12/31/2019	0.90	0	0	1.00%	12.8%	12/31/2019	0.90	0	0	0.75%	12.9%
12/31/2018	0.79	0	0	1.25%	-23.5%	12/31/2018	0.80	0	0	1.00%	-22.5%	12/31/2018	0.79	0	0	0.75%	-23.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.93	0	$0	0.50%	-10.2%	12/31/2022	$0.94	0	$0	0.25%	-9.9%	12/31/2022	$0.96	0	$0	0.00%	-9.7%
12/31/2021	1.04	0	0	0.50%	15.0%	12/31/2021	1.05	0	0	0.25%	15.2%	12/31/2021	1.06	0	0	0.00%	15.5%
12/31/2020	0.90	0	0	0.50%	0.1%	12/31/2020	0.91	0	0	0.25%	0.3%	12/31/2020	0.92	0	0	0.00%	0.6%
12/31/2019	0.90	0	0	0.50%	13.1%	12/31/2019	0.91	0	0	0.25%	13.4%	12/31/2019	0.91	0	0	0.00%	13.7%
12/31/2018	0.80	0	0	0.50%	-22.9%	12/31/2018	0.80	0	0	0.25%	-22.7%	12/31/2018	0.80	0	0	0.00%	-22.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge International Value Fund IS Class - 06-GJT (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.92
Band 100	-	-	0.94
Band 75	-	-	0.94
Band 50	-	-	0.95
Band 25	-	-	0.97
Band 0	-	-	0.98
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$451,297
Cost of units redeemed/account charges			(411,857)
Net investment income (loss)			349
Net realized gain (loss)			(39,789)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.92	0	$0	1.25%	-10.4%	12/31/2022	$0.94	0	$0	1.00%	-10.2%	12/31/2022	$0.94	0	$0	0.75%	-10.0%
12/31/2021	1.02	0	0	1.25%	14.7%	12/31/2021	1.05	0	0	1.00%	15.0%	12/31/2021	1.05	0	0	0.75%	15.3%
12/31/2020	0.89	0	0	1.25%	-0.3%	12/31/2020	0.91	0	0	1.00%	0.0%	12/31/2020	0.91	0	0	0.75%	0.2%
12/31/2019	0.90	0	0	1.25%	12.7%	12/31/2019	0.91	0	0	1.00%	13.2%	12/31/2019	0.91	0	0	0.75%	13.2%
12/31/2018	0.79	351	279	1.25%	-23.1%	12/31/2018	0.81	0	0	1.00%	-22.1%	12/31/2018	0.80	0	0	0.75%	-22.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.95	0	$0	0.50%	-9.8%	12/31/2022	$0.97	0	$0	0.25%	-9.5%	12/31/2022	$0.98	0	$0	0.00%	-9.3%
12/31/2021	1.06	0	0	0.50%	15.6%	12/31/2021	1.07	0	0	0.25%	15.8%	12/31/2021	1.08	0	0	0.00%	16.1%
12/31/2020	0.91	0	0	0.50%	0.5%	12/31/2020	0.92	0	0	0.25%	0.7%	12/31/2020	0.93	0	0	0.00%	1.0%
12/31/2019	0.91	0	0	0.50%	13.5%	12/31/2019	0.91	0	0	0.25%	13.8%	12/31/2019	0.92	0	0	0.00%	14.1%
12/31/2018	0.80	0	0	0.50%	-22.5%	12/31/2018	0.80	0	0	0.25%	-22.3%	12/31/2018	0.81	0	0	0.00%	-22.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	3.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge Large Cap Growth Fund A Class - 06-GJV

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$32,966	$40,094	834
Receivables: investments sold	420
Payables: investments purchased	-
Net assets	$33,386

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$33,386	24,598	$1.36
Band 100	-	-	1.39
Band 75	-	-	1.39
Band 50	-	-	1.41
Band 25	-	-	1.43
Band 0	-	-	1.45
Total	$33,386	24,598

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(417)
Net investment income (loss)			(417)

Gain (loss) on investments:
Net realized gain (loss)			84
Realized gain distributions			2,798
Net change in unrealized appreciation (depreciation)			(17,011)
Net gain (loss)			(14,129)

Increase (decrease) in net assets from operations			$(14,546)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(417)	$(447)
Net realized gain (loss)		84	420
Realized gain distributions		2,798	4,610
Net change in unrealized appreciation (depreciation)		(17,011)	2,031

Increase (decrease) in net assets from operations		(14,546)	6,614

Contract owner transactions:
Proceeds from units sold		8,062	5,390
Cost of units redeemed		(1,241)	(1,293)
Account charges		(39)	(16)
Increase (decrease)		6,782	4,081
Net increase (decrease)		(7,764)	10,695
Net assets, beginning		41,150	30,455
Net assets, ending		$33,386	$41,150

Units sold		5,451	2,908
Units redeemed		(908)	(673)
Net increase (decrease)		4,543	2,235
Units outstanding, beginning		20,055	17,820
Units outstanding, ending		24,598	20,055

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$35,266
Cost of units redeemed/account charges			(4,427)
Net investment income (loss)			(1,334)
Net realized gain (loss)			887
Realized gain distributions			10,122
Net change in unrealized appreciation (depreciation)			(7,128)
Net assets			$33,386

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.36	25	$33	1.25%	-33.9%	12/31/2022	$1.39	0	$0	1.00%	-33.7%	12/31/2022	$1.39	0	$0	0.75%	-33.5%
12/31/2021	2.05	20	41	1.25%	20.1%	12/31/2021	2.10	0	0	1.00%	20.4%	12/31/2021	2.09	0	0	0.75%	20.7%
12/31/2020	1.71	18	30	1.25%	29.2%	12/31/2020	1.75	0	0	1.00%	29.5%	12/31/2020	1.74	0	0	0.75%	29.8%
12/31/2019	1.32	16	21	1.25%	30.1%	12/31/2019	1.35	0	0	1.00%	30.7%	12/31/2019	1.34	0	0	0.75%	30.7%
12/31/2018	1.02	8	9	1.25%	-1.6%	12/31/2018	1.03	0	0	1.00%	-0.3%	12/31/2018	1.02	0	0	0.75%	-1.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.41	0	$0	0.50%	-33.4%	12/31/2022	$1.43	0	$0	0.25%	-33.2%	12/31/2022	$1.45	0	$0	0.00%	-33.0%
12/31/2021	2.12	0	0	0.50%	21.0%	12/31/2021	2.14	0	0	0.25%	21.3%	12/31/2021	2.16	0	0	0.00%	21.6%
12/31/2020	1.75	0	0	0.50%	30.2%	12/31/2020	1.76	0	0	0.25%	30.5%	12/31/2020	1.78	0	0	0.00%	30.8%
12/31/2019	1.34	0	0	0.50%	31.0%	12/31/2019	1.35	0	0	0.25%	31.4%	12/31/2019	1.36	0	0	0.00%	31.7%
12/31/2018	1.03	0	0	0.50%	-0.8%	12/31/2018	1.03	0	0	0.25%	-0.6%	12/31/2018	1.03	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.2%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge Large Cap Growth Fund IS Class - 06-GJW

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,551,793	$3,179,224	55,526
Receivables: investments sold	42,416
Payables: investments purchased	-
Net assets	$2,594,209

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,594,209	1,873,872	$1.38
Band 100	-	-	1.42
Band 75	-	-	1.42
Band 50	-	-	1.44
Band 25	-	-	1.46
Band 0	-	-	1.48
Total	$2,594,209	1,873,872

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(31,287)
Net investment income (loss)			(31,287)

Gain (loss) on investments:
Net realized gain (loss)			83,373
Realized gain distributions			190,719
Net change in unrealized appreciation (depreciation)			(1,270,633)
Net gain (loss)			(996,541)

Increase (decrease) in net assets from operations			$(1,027,828)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(31,287)	$(27,129)
Net realized gain (loss)		83,373	11,406
Realized gain distributions		190,719	241,801
Net change in unrealized appreciation (depreciation)		(1,270,633)	179,248

Increase (decrease) in net assets from operations		(1,027,828)	405,326

Contract owner transactions:
Proceeds from units sold		1,996,280	224,636
Cost of units redeemed		(845,147)	(42,817)
Account charges		(1,624)	(75)
Increase (decrease)		1,149,509	181,744
Net increase (decrease)		121,681	587,070
Net assets, beginning		2,472,528	1,885,458
Net assets, ending		$2,594,209	$2,472,528

Units sold		1,211,117	119,488
Units redeemed		(523,490)	(23,329)
Net increase (decrease)		687,627	96,159
Units outstanding, beginning		1,186,245	1,090,086
Units outstanding, ending		1,873,872	1,186,245

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$5,884,330
Cost of units redeemed/account charges			(3,309,390)
Net investment income (loss)			(71,951)
Net realized gain (loss)			188,978
Realized gain distributions			529,673
Net change in unrealized appreciation (depreciation)			(627,431)
Net assets			$2,594,209

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.38	1,874	$2,594	1.25%	-33.6%	12/31/2022	$1.42	0	$0	1.00%	-33.4%	12/31/2022	$1.42	0	$0	0.75%	-33.2%
12/31/2021	2.08	1,186	2,473	1.25%	20.5%	12/31/2021	2.13	0	0	1.00%	20.8%	12/31/2021	2.13	0	0	0.75%	21.1%
12/31/2020	1.73	1,090	1,885	1.25%	29.7%	12/31/2020	1.77	0	0	1.00%	30.0%	12/31/2020	1.76	0	0	0.75%	30.3%
12/31/2019	1.33	1	1	1.25%	30.6%	12/31/2019	1.36	0	0	1.00%	31.2%	12/31/2019	1.35	0	0	0.75%	31.2%
12/31/2018	1.02	0	0	1.25%	-1.2%	12/31/2018	1.04	0	0	1.00%	0.0%	12/31/2018	1.03	0	0	0.75%	-0.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.44	0	$0	0.50%	-33.1%	12/31/2022	$1.46	0	$0	0.25%	-32.9%	12/31/2022	$1.48	0	$0	0.00%	-32.7%
12/31/2021	2.15	0	0	0.50%	21.4%	12/31/2021	2.17	0	0	0.25%	21.7%	12/31/2021	2.19	0	0	0.00%	22.0%
12/31/2020	1.77	0	0	0.50%	30.7%	12/31/2020	1.78	0	0	0.25%	31.0%	12/31/2020	1.80	0	0	0.00%	31.3%
12/31/2019	1.36	0	0	0.50%	31.6%	12/31/2019	1.36	0	0	0.25%	31.9%	12/31/2019	1.37	0	0	0.00%	32.2%
12/31/2018	1.03	0	0	0.50%	-0.5%	12/31/2018	1.03	0	0	0.25%	-0.2%	12/31/2018	1.04	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.3%
2019	0.7%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge Large Cap Growth Fund R Class - 06-GJX

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$196,159	$267,207	5,285
Receivables: investments sold	100
Payables: investments purchased	-
Net assets	$196,259

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$196,259	146,947	$1.34
Band 100	-	-	1.37
Band 75	-	-	1.37
Band 50	-	-	1.39
Band 25	-	-	1.41
Band 0	-	-	1.42
Total	$196,259	146,947

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(3,648)
Net investment income (loss)			(3,648)

Gain (loss) on investments:
Net realized gain (loss)			(16,024)
Realized gain distributions			23,342
Net change in unrealized appreciation (depreciation)			(141,799)
Net gain (loss)			(134,481)

Increase (decrease) in net assets from operations			$(138,129)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,648)	$(6,072)
Net realized gain (loss)		(16,024)	98,187
Realized gain distributions		23,342	48,294
Net change in unrealized appreciation (depreciation)		(141,799)	(58,543)

Increase (decrease) in net assets from operations		(138,129)	81,866

Contract owner transactions:
Proceeds from units sold		39,572	67,604
Cost of units redeemed		(138,163)	(419,053)
Account charges		(237)	(312)
Increase (decrease)		(98,828)	(351,761)
Net increase (decrease)		(236,957)	(269,895)
Net assets, beginning		433,216	703,111
Net assets, ending		$196,259	$433,216

Units sold		24,280	35,915
Units redeemed		(91,250)	(237,483)
Net increase (decrease)		(66,970)	(201,568)
Units outstanding, beginning		213,917	415,485
Units outstanding, ending		146,947	213,917

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$874,127
Cost of units redeemed/account charges			(846,215)
Net investment income (loss)			(20,939)
Net realized gain (loss)			110,752
Realized gain distributions			149,582
Net change in unrealized appreciation (depreciation)			(71,048)
Net assets			$196,259

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.34	147	$196	1.25%	-34.1%	12/31/2022	$1.37	0	$0	1.00%	-33.9%	12/31/2022	$1.37	0	$0	0.75%	-33.7%
12/31/2021	2.03	214	433	1.25%	19.7%	12/31/2021	2.07	0	0	1.00%	20.0%	12/31/2021	2.07	0	0	0.75%	20.3%
12/31/2020	1.69	415	703	1.25%	28.8%	12/31/2020	1.73	0	0	1.00%	29.1%	12/31/2020	1.72	0	0	0.75%	29.4%
12/31/2019	1.31	540	709	1.25%	29.7%	12/31/2019	1.34	0	0	1.00%	30.3%	12/31/2019	1.33	0	0	0.75%	30.3%
12/31/2018	1.01	0	0	1.25%	-1.9%	12/31/2018	1.03	0	0	1.00%	-0.7%	12/31/2018	1.02	0	0	0.75%	-1.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.39	0	$0	0.50%	-33.6%	12/31/2022	$1.41	0	$0	0.25%	-33.4%	12/31/2022	$1.42	0	$0	0.00%	-33.2%
12/31/2021	2.09	0	0	0.50%	20.6%	12/31/2021	2.11	0	0	0.25%	20.9%	12/31/2021	2.13	0	0	0.00%	21.2%
12/31/2020	1.73	0	0	0.50%	29.8%	12/31/2020	1.75	0	0	0.25%	30.1%	12/31/2020	1.76	0	0	0.00%	30.4%
12/31/2019	1.34	0	0	0.50%	30.7%	12/31/2019	1.34	0	0	0.25%	31.0%	12/31/2019	1.35	0	0	0.00%	31.3%
12/31/2018	1.02	0	0	0.50%	-1.2%	12/31/2018	1.02	0	0	0.25%	-0.9%	12/31/2018	1.03	0	0	0.00%	-0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Western Asset Core Plus Bond Fund IS Class - 06-GFJ

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,194,925	$8,488,585	782,399
Receivables: investments sold	128,333
Payables: investments purchased	-
Net assets	$7,323,258

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,323,258	7,968,491	$0.92
Band 100	-	-	0.93
Band 75	-	-	0.94
Band 50	-	-	0.96
Band 25	-	-	0.97
Band 0	-	-	0.98
Total	$7,323,258	7,968,491

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$234,963
Mortality & expense charges			(89,357)
Net investment income (loss)			145,606

Gain (loss) on investments:
Net realized gain (loss)			(514,377)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,179,177)
Net gain (loss)			(1,693,554)

Increase (decrease) in net assets from operations			$(1,547,948)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$145,606	$89,128
Net realized gain (loss)		(514,377)	2,336
Realized gain distributions		-	40,770
Net change in unrealized appreciation (depreciation)		(1,179,177)	(307,332)

Increase (decrease) in net assets from operations		(1,547,948)	(175,098)

Contract owner transactions:
Proceeds from units sold		5,378,145	2,936,171
Cost of units redeemed		(3,089,284)	(1,846,381)
Account charges		(11,865)	(7,529)
Increase (decrease)		2,276,996	1,082,261
Net increase (decrease)		729,048	907,163
Net assets, beginning		6,594,210	5,687,047
Net assets, ending		$7,323,258	$6,594,210

Units sold		5,493,531	2,572,176
Units redeemed		(3,275,206)	(1,627,674)
Net increase (decrease)		2,218,325	944,502
Units outstanding, beginning		5,750,166	4,805,664
Units outstanding, ending		7,968,491	5,750,166

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$17,463,289
Cost of units redeemed/account charges			(8,874,482)
Net investment income (loss)			324,578
Net realized gain (loss)			(429,084)
Realized gain distributions			132,617
Net change in unrealized appreciation (depreciation)			(1,293,660)
Net assets			$7,323,258

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.92	7,968	$7,323	1.25%	-19.9%	12/31/2022	$0.93	0	$0	1.00%	-19.7%	12/31/2022	$0.94	0	$0	0.75%	-19.5%
12/31/2021	1.15	5,750	6,594	1.25%	-3.1%	12/31/2021	1.16	0	0	1.00%	-2.9%	12/31/2021	1.17	0	0	0.75%	-2.6%
12/31/2020	1.18	4,806	5,687	1.25%	8.2%	12/31/2020	1.19	0	0	1.00%	8.5%	12/31/2020	1.20	0	0	0.75%	8.7%
12/31/2019	1.09	1,574	1,721	1.25%	10.9%	12/31/2019	1.10	0	0	1.00%	11.2%	12/31/2019	1.11	0	0	0.75%	11.5%
12/31/2018	0.99	1,104	1,088	1.25%	-2.7%	12/31/2018	0.99	0	0	1.00%	-2.4%	12/31/2018	0.99	0	0	0.75%	-2.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.96	0	$0	0.50%	-19.3%	12/31/2022	$0.97	0	$0	0.25%	-19.1%	12/31/2022	$0.98	0	$0	0.00%	-18.9%
12/31/2021	1.19	0	0	0.50%	-2.4%	12/31/2021	1.20	0	0	0.25%	-2.1%	12/31/2021	1.21	0	0	0.00%	-1.9%
12/31/2020	1.22	0	0	0.50%	9.0%	12/31/2020	1.23	0	0	0.25%	9.3%	12/31/2020	1.24	0	0	0.00%	9.6%
12/31/2019	1.11	0	0	0.50%	11.8%	12/31/2019	1.12	0	0	0.25%	12.1%	12/31/2019	1.13	0	0	0.00%	12.3%
12/31/2018	1.00	0	0	0.50%	-1.9%	12/31/2018	1.00	0	0	0.25%	-1.7%	12/31/2018	1.00	0	0	0.00%	-1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.4%
2021	2.7%
2020	2.4%
2019	3.4%
2018	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BrandywineGLOBAL - Global Opportunities Bond Fund IS Class - 06-3G3

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$37,920	$47,612	4,341
Receivables: investments sold	26
Payables: investments purchased	-
Net assets	$37,946

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$37,946	40,945	$0.93
Band 100	-	-	0.94
Band 75	-	-	0.95
Band 50	-	-	0.96
Band 25	-	-	0.97
Band 0	-	-	0.98
Total	$37,946	40,945

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$2,396
Mortality & expense charges			(479)
Net investment income (loss)			1,917

Gain (loss) on investments:
Net realized gain (loss)			(109)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(8,945)
Net gain (loss)			(9,054)

Increase (decrease) in net assets from operations			$(7,137)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,917	$431
Net realized gain (loss)		(109)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(8,945)	(747)

Increase (decrease) in net assets from operations		(7,137)	(316)

Contract owner transactions:
Proceeds from units sold		3,043	42,867
Cost of units redeemed		(511)	-
Account charges		-	-
Increase (decrease)		2,532	42,867
Net increase (decrease)		(4,605)	42,551
Net assets, beginning		42,551	-
Net assets, ending		$37,946	$42,551

Units sold		3,204	38,239
Units redeemed		(498)	-
Net increase (decrease)		2,706	38,239
Units outstanding, beginning		38,239	-
Units outstanding, ending		40,945	38,239

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$45,910
Cost of units redeemed/account charges			(511)
Net investment income (loss)			2,348
Net realized gain (loss)			(109)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(9,692)
Net assets			$37,946

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.93	41	$38	1.25%	-16.7%	12/31/2022	$0.94	0	$0	1.00%	-16.5%	12/31/2022	$0.95	0	$0	0.75%	-16.3%
12/31/2021	1.11	38	43	1.25%	-6.4%	12/31/2021	1.12	0	0	1.00%	-6.2%	12/31/2021	1.13	0	0	0.75%	-6.0%
12/31/2020	1.19	0	0	1.25%	11.3%	12/31/2020	1.20	0	0	1.00%	11.5%	12/31/2020	1.20	0	0	0.75%	11.8%
12/31/2019	1.07	0	0	1.25%	7.9%	12/31/2019	1.07	0	0	1.00%	8.1%	12/31/2019	1.08	0	0	0.75%	8.4%
12/31/2018	0.99	0	0	1.25%	-0.9%	12/31/2018	0.99	0	0	1.00%	-0.8%	12/31/2018	0.99	0	0	0.75%	-0.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.96	0	$0	0.50%	-16.1%	12/31/2022	$0.97	0	$0	0.25%	-15.9%	12/31/2022	$0.98	0	$0	0.00%	-15.7%
12/31/2021	1.14	0	0	0.50%	-5.7%	12/31/2021	1.15	0	0	0.25%	-5.5%	12/31/2021	1.16	0	0	0.00%	-5.3%
12/31/2020	1.21	0	0	0.50%	12.1%	12/31/2020	1.22	0	0	0.25%	12.4%	12/31/2020	1.22	0	0	0.00%	12.7%
12/31/2019	1.08	0	0	0.50%	8.7%	12/31/2019	1.08	0	0	0.25%	8.9%	12/31/2019	1.09	0	0	0.00%	9.2%
12/31/2018	0.99	0	0	0.50%	-0.6%	12/31/2018	0.99	0	0	0.25%	-0.5%	12/31/2018	1.00	0	0	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	6.0%
2021	2.6%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge Appreciation Fund IS Class - 06-3G6

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,334,612	$8,460,970	312,496
Receivables: investments sold	21,546
Payables: investments purchased	-
Net assets	$8,356,158

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,356,158	5,866,165	$1.42
Band 100	-	-	1.44
Band 75	-	-	1.46
Band 50	-	-	1.47
Band 25	-	-	1.49
Band 0	-	-	1.51
Total	$8,356,158	5,866,165

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$97,012
Mortality & expense charges			(104,874)
Net investment income (loss)			(7,862)

Gain (loss) on investments:
Net realized gain (loss)			35,988
Realized gain distributions			615,368
Net change in unrealized appreciation (depreciation)			(1,887,837)
Net gain (loss)			(1,236,481)

Increase (decrease) in net assets from operations			$(1,244,343)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,862)	$(31,708)
Net realized gain (loss)		35,988	148,128
Realized gain distributions		615,368	525,289
Net change in unrealized appreciation (depreciation)		(1,887,837)	1,065,647

Increase (decrease) in net assets from operations		(1,244,343)	1,707,356

Contract owner transactions:
Proceeds from units sold		730,894	656,160
Cost of units redeemed		(356,855)	(791,035)
Account charges		(18,196)	(18,746)
Increase (decrease)		355,843	(153,621)
Net increase (decrease)		(888,500)	1,553,735
Net assets, beginning		9,244,658	7,690,923
Net assets, ending		$8,356,158	$9,244,658

Units sold		505,833	438,093
Units redeemed		(260,307)	(545,561)
Net increase (decrease)		245,526	(107,468)
Units outstanding, beginning		5,620,639	5,728,107
Units outstanding, ending		5,866,165	5,620,639

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$8,648,595
Cost of units redeemed/account charges			(1,723,610)
Net investment income (loss)			(41,152)
Net realized gain (loss)			201,932
Realized gain distributions			1,396,751
Net change in unrealized appreciation (depreciation)			(126,358)
Net assets			$8,356,158

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.42	5,866	$8,356	1.25%	-13.4%	12/31/2022	$1.44	0	$0	1.00%	-13.2%	12/31/2022	$1.46	0	$0	0.75%	-13.0%
12/31/2021	1.64	5,621	9,245	1.25%	22.5%	12/31/2021	1.66	0	0	1.00%	22.8%	12/31/2021	1.67	0	0	0.75%	23.1%
12/31/2020	1.34	5,728	7,691	1.25%	13.5%	12/31/2020	1.35	0	0	1.00%	13.8%	12/31/2020	1.36	0	0	0.75%	14.1%
12/31/2019	1.18	5,550	6,567	1.25%	28.7%	12/31/2019	1.19	0	0	1.00%	29.0%	12/31/2019	1.19	0	0	0.75%	29.3%
12/31/2018	0.92	0	0	1.25%	-8.1%	12/31/2018	0.92	0	0	1.00%	-8.0%	12/31/2018	0.92	0	0	0.75%	-7.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.47	0	$0	0.50%	-12.7%	12/31/2022	$1.49	0	$0	0.25%	-12.5%	12/31/2022	$1.51	0	$0	0.00%	-12.3%
12/31/2021	1.69	0	0	0.50%	23.4%	12/31/2021	1.70	0	0	0.25%	23.7%	12/31/2021	1.72	0	0	0.00%	24.0%
12/31/2020	1.37	0	0	0.50%	14.3%	12/31/2020	1.38	0	0	0.25%	14.6%	12/31/2020	1.38	0	0	0.00%	14.9%
12/31/2019	1.20	0	0	0.50%	29.7%	12/31/2019	1.20	0	0	0.25%	30.0%	12/31/2019	1.20	0	0	0.00%	30.3%
12/31/2018	0.92	0	0	0.50%	-7.8%	12/31/2018	0.92	0	0	0.25%	-7.7%	12/31/2018	0.92	0	0	0.00%	-7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.1%
2021	0.9%
2020	1.2%
2019	0.1%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge Sustainability Leaders Fund IS Class - 06-3XF

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,736,280	$2,061,603	84,544
Receivables: investments sold	20,556
Payables: investments purchased	-
Net assets	$1,756,836

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,756,836	1,140,080	$1.54
Band 100	-	-	1.55
Band 75	-	-	1.57
Band 50	-	-	1.58
Band 25	-	-	1.60
Band 0	-	-	1.61
Total	$1,756,836	1,140,080

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$6,031
Mortality & expense charges			(18,443)
Net investment income (loss)			(12,412)

Gain (loss) on investments:
Net realized gain (loss)			(28,871)
Realized gain distributions			1,229
Net change in unrealized appreciation (depreciation)			(334,659)
Net gain (loss)			(362,301)

Increase (decrease) in net assets from operations			$(374,713)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(12,412)	$4,061
Net realized gain (loss)		(28,871)	(21)
Realized gain distributions		1,229	14,781
Net change in unrealized appreciation (depreciation)		(334,659)	9,336

Increase (decrease) in net assets from operations		(374,713)	28,157

Contract owner transactions:
Proceeds from units sold		746,578	1,507,882
Cost of units redeemed		(114,919)	(28,787)
Account charges		(5,878)	(1,484)
Increase (decrease)		625,781	1,477,611
Net increase (decrease)		251,068	1,505,768
Net assets, beginning		1,505,768	-
Net assets, ending		$1,756,836	$1,505,768

Units sold		453,963	779,183
Units redeemed		(77,672)	(15,394)
Net increase (decrease)		376,291	763,789
Units outstanding, beginning		763,789	-
Units outstanding, ending		1,140,080	763,789

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,254,460
Cost of units redeemed/account charges			(151,068)
Net investment income (loss)			(8,351)
Net realized gain (loss)			(28,892)
Realized gain distributions			16,010
Net change in unrealized appreciation (depreciation)			(325,323)
Net assets			$1,756,836

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.54	1,140	$1,757	1.25%	-21.8%	12/31/2022	$1.55	0	$0	1.00%	-21.6%	12/31/2022	$1.57	0	$0	0.75%	-21.4%
12/31/2021	1.97	764	1,506	1.25%	23.2%	12/31/2021	1.98	0	0	1.00%	23.5%	12/31/2021	2.00	0	0	0.75%	23.8%
12/31/2020	1.60	0	0	1.25%	34.1%	12/31/2020	1.61	0	0	1.00%	34.4%	12/31/2020	1.61	0	0	0.75%	34.8%
12/31/2019	1.19	0	0	1.25%	19.3%	12/31/2019	1.19	0	0	1.00%	19.5%	12/31/2019	1.20	0	0	0.75%	19.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.58	0	$0	0.50%	-21.2%	12/31/2022	$1.60	0	$0	0.25%	-21.1%	12/31/2022	$1.61	0	$0	0.00%	-20.9%
12/31/2021	2.01	0	0	0.50%	24.2%	12/31/2021	2.02	0	0	0.25%	24.5%	12/31/2021	2.04	0	0	0.00%	24.8%
12/31/2020	1.62	0	0	0.50%	35.1%	12/31/2020	1.63	0	0	0.25%	35.4%	12/31/2020	1.63	0	0	0.00%	35.8%
12/31/2019	1.20	0	0	0.50%	19.8%	12/31/2019	1.20	0	0	0.25%	20.0%	12/31/2019	1.20	0	0	0.00%	20.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.4%
2021	0.9%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge International Growth Fund IS Class - 06-3XJ

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,934,992	$2,021,199	34,786
Receivables: investments sold	-
Payables: investments purchased	(56,159)
Net assets	$1,878,833

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,878,833	1,675,922	$1.12
Band 100	-	-	1.13
Band 75	-	-	1.14
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.17
Total	$1,878,833	1,675,922

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$16,547
Mortality & expense charges			(11,045)
Net investment income (loss)			5,502

Gain (loss) on investments:
Net realized gain (loss)			(45,639)
Realized gain distributions			535
Net change in unrealized appreciation (depreciation)			(100,479)
Net gain (loss)			(145,583)

Increase (decrease) in net assets from operations			$(140,081)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,502	$(948)
Net realized gain (loss)		(45,639)	20,725
Realized gain distributions		535	4,587
Net change in unrealized appreciation (depreciation)		(100,479)	(17,272)

Increase (decrease) in net assets from operations		(140,081)	7,092

Contract owner transactions:
Proceeds from units sold		2,837,398	182,371
Cost of units redeemed		(1,065,807)	(77,082)
Account charges		(4,858)	(102)
Increase (decrease)		1,766,733	105,187
Net increase (decrease)		1,626,652	112,279
Net assets, beginning		252,181	139,902
Net assets, ending		$1,878,833	$252,181

Units sold		4,431,335	130,113
Units redeemed		(2,930,666)	(54,810)
Net increase (decrease)		1,500,669	75,303
Units outstanding, beginning		175,253	99,950
Units outstanding, ending		1,675,922	175,253

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$3,153,774
Cost of units redeemed/account charges			(1,172,475)
Net investment income (loss)			3,530
Net realized gain (loss)			(24,911)
Realized gain distributions			5,122
Net change in unrealized appreciation (depreciation)			(86,207)
Net assets			$1,878,833

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.12	1,676	$1,879	1.25%	-22.1%	12/31/2022	$1.13	0	$0	1.00%	-21.9%	12/31/2022	$1.14	0	$0	0.75%	-21.7%
12/31/2021	1.44	175	252	1.25%	2.8%	12/31/2021	1.45	0	0	1.00%	3.1%	12/31/2021	1.46	0	0	0.75%	3.3%
12/31/2020	1.40	100	140	1.25%	23.5%	12/31/2020	1.41	0	0	1.00%	23.8%	12/31/2020	1.41	0	0	0.75%	24.1%
12/31/2019	1.13	78	88	1.25%	13.4%	12/31/2019	1.14	0	0	1.00%	13.5%	12/31/2019	1.14	0	0	0.75%	13.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.15	0	$0	0.50%	-21.5%	12/31/2022	$1.16	0	$0	0.25%	-21.3%	12/31/2022	$1.17	0	$0	0.00%	-21.1%
12/31/2021	1.47	0	0	0.50%	3.6%	12/31/2021	1.48	0	0	0.25%	3.8%	12/31/2021	1.49	0	0	0.00%	4.1%
12/31/2020	1.42	0	0	0.50%	24.4%	12/31/2020	1.42	0	0	0.25%	24.7%	12/31/2020	1.43	0	0	0.00%	25.0%
12/31/2019	1.14	0	0	0.50%	13.9%	12/31/2019	1.14	0	0	0.25%	14.0%	12/31/2019	1.14	0	0	0.00%	14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.6%
2021	0.6%
2020	0.3%
2019	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge Mid Cap I Class - 06-47N

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,848,197	$15,317,102	369,613
Receivables: investments sold	99,364
Payables: investments purchased	-
Net assets	$12,947,561

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,947,561	10,884,740	$1.19
Band 100	-	-	1.20
Band 75	-	-	1.21
Band 50	-	-	1.22
Band 25	-	-	1.23
Band 0	-	-	1.24
Total	$12,947,561	10,884,740

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$24,777
Mortality & expense charges			(115,525)
Net investment income (loss)			(90,748)

Gain (loss) on investments:
Net realized gain (loss)			(62,572)
Realized gain distributions			519,958
Net change in unrealized appreciation (depreciation)			(2,465,276)
Net gain (loss)			(2,007,890)

Increase (decrease) in net assets from operations			$(2,098,638)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(90,748)	$(264)
Net realized gain (loss)		(62,572)	1,333
Realized gain distributions		519,958	6,344
Net change in unrealized appreciation (depreciation)		(2,465,276)	(3,629)

Increase (decrease) in net assets from operations		(2,098,638)	3,784

Contract owner transactions:
Proceeds from units sold		16,255,432	74,472
Cost of units redeemed		(1,239,468)	(12,770)
Account charges		(35,246)	(5)
Increase (decrease)		14,980,718	61,697
Net increase (decrease)		12,882,080	65,481
Net assets, beginning		65,481	-
Net assets, ending		$12,947,561	$65,481

Units sold		11,907,291	48,845
Units redeemed		(1,063,327)	(8,069)
Net increase (decrease)		10,843,964	40,776
Units outstanding, beginning		40,776	-
Units outstanding, ending		10,884,740	40,776

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$16,329,904
Cost of units redeemed/account charges			(1,287,489)
Net investment income (loss)			(91,012)
Net realized gain (loss)			(61,239)
Realized gain distributions			526,302
Net change in unrealized appreciation (depreciation)			(2,468,905)
Net assets			$12,947,561

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.19	10,885	$12,948	1.25%	-25.9%	12/31/2022	$1.20	0	$0	1.00%	-25.7%	12/31/2022	$1.21	0	$0	0.75%	-25.6%
12/31/2021	1.61	41	65	1.25%	27.3%	12/31/2021	1.62	0	0	1.00%	27.6%	12/31/2021	1.62	0	0	0.75%	27.9%
12/31/2020	1.26	0	0	1.25%	15.0%	12/31/2020	1.27	0	0	1.00%	15.3%	12/31/2020	1.27	0	0	0.75%	15.6%
12/31/2019	1.10	0	0	1.25%	9.7%	12/31/2019	1.10	0	0	1.00%	9.8%	12/31/2019	1.10	0	0	0.75%	9.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.22	0	$0	0.50%	-25.4%	12/31/2022	$1.23	0	$0	0.25%	-25.2%	12/31/2022	$1.24	0	$0	0.00%	-25.0%
12/31/2021	1.63	0	0	0.50%	28.3%	12/31/2021	1.64	0	0	0.25%	28.6%	12/31/2021	1.65	0	0	0.00%	28.9%
12/31/2020	1.27	0	0	0.50%	15.9%	12/31/2020	1.28	0	0	0.25%	16.2%	12/31/2020	1.28	0	0	0.00%	16.5%
12/31/2019	1.10	0	0	0.50%	10.0%	12/31/2019	1.10	0	0	0.25%	10.0%	12/31/2019	1.10	0	0	0.00%	10.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.4%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge Sm Cap Gr Inst Class - 06-64M

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,921	$9,427	222
Receivables: investments sold	392
Payables: investments purchased	-
Net assets	$8,313

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,313	12,103	$0.69
Band 100	-	-	0.69
Band 75	-	-	0.69
Band 50	-	-	0.69
Band 25	-	-	0.70
Band 0	-	-	0.70
Total	$8,313	12,103

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(90)
Net investment income (loss)			(90)

Gain (loss) on investments:
Net realized gain (loss)			(18)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,506)
Net gain (loss)			(1,524)

Increase (decrease) in net assets from operations			$(1,614)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(90)	$-
Net realized gain (loss)		(18)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(1,506)	-

Increase (decrease) in net assets from operations		(1,614)	-

Contract owner transactions:
Proceeds from units sold		10,002	-
Cost of units redeemed		(72)	-
Account charges		(3)	-
Increase (decrease)		9,927	-
Net increase (decrease)		8,313	-
Net assets, beginning		-	-
Net assets, ending		$8,313	$-

Units sold		12,209	-
Units redeemed		(106)	-
Net increase (decrease)		12,103	-
Units outstanding, beginning		-	-
Units outstanding, ending		12,103	-

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$10,002
Cost of units redeemed/account charges			(75)
Net investment income (loss)			(90)
Net realized gain (loss)			(18)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,506)
Net assets			$8,313

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.69	12	$8	1.25%	-29.4%	12/31/2022	$0.69	0	$0	1.00%	-29.3%	12/31/2022	$0.69	0	$0	0.75%	-29.1%
12/31/2021	0.97	0	0	1.25%	-2.7%	12/31/2021	0.97	0	0	1.00%	-2.6%	12/31/2021	0.97	0	0	0.75%	-2.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.69	0	$0	0.50%	-28.9%	12/31/2022	$0.70	0	$0	0.25%	-28.7%	12/31/2022	$0.70	0	$0	0.00%	-28.5%
12/31/2021	0.98	0	0	0.50%	-2.5%	12/31/2021	0.98	0	0	0.25%	-2.4%	12/31/2021	0.98	0	0	0.00%	-2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge Appreciation Fund R Class - 06-717

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$35,134	$38,758	1,299
Receivables: investments sold	-
Payables: investments purchased	(173)
Net assets	$34,961

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$34,961	13,158	$2.66
Band 100	-	-	2.73
Band 75	-	-	2.80
Band 50	-	-	2.87
Band 25	-	-	2.94
Band 0	-	-	3.02
Total	$34,961	13,158

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$152
Mortality & expense charges			(358)
Net investment income (loss)			(206)

Gain (loss) on investments:
Net realized gain (loss)			299
Realized gain distributions			2,584
Net change in unrealized appreciation (depreciation)			(6,571)
Net gain (loss)			(3,688)

Increase (decrease) in net assets from operations			$(3,894)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(206)	$(237)
Net realized gain (loss)		299	2,186
Realized gain distributions		2,584	945
Net change in unrealized appreciation (depreciation)		(6,571)	932

Increase (decrease) in net assets from operations		(3,894)	3,826

Contract owner transactions:
Proceeds from units sold		25,384	5,600
Cost of units redeemed		(2,623)	(10,217)
Account charges		(23)	(29)
Increase (decrease)		22,738	(4,646)
Net increase (decrease)		18,844	(820)
Net assets, beginning		16,117	16,937
Net assets, ending		$34,961	$16,117

Units sold		8,942	1,993
Units redeemed		(1,001)	(3,445)
Net increase (decrease)		7,941	(1,452)
Units outstanding, beginning		5,217	6,669
Units outstanding, ending		13,158	5,217

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$466,836
Cost of units redeemed/account charges			(503,098)
Net investment income (loss)			(4,115)
Net realized gain (loss)			55,378
Realized gain distributions			23,584
Net change in unrealized appreciation (depreciation)			(3,624)
Net assets			$34,961

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.66	13	$35	1.25%	-14.0%	12/31/2022	$2.73	0	$0	1.00%	-13.8%	12/31/2022	$2.80	0	$0	0.75%	-13.6%
12/31/2021	3.09	5	16	1.25%	21.6%	12/31/2021	3.16	0	0	1.00%	21.9%	12/31/2021	3.23	0	0	0.75%	22.3%
12/31/2020	2.54	7	17	1.25%	12.7%	12/31/2020	2.59	0	0	1.00%	13.0%	12/31/2020	2.65	0	0	0.75%	13.3%
12/31/2019	2.25	0	0	1.25%	27.8%	12/31/2019	2.29	0	0	1.00%	28.1%	12/31/2019	2.34	0	0	0.75%	28.4%
12/31/2018	1.76	0	0	1.25%	-3.7%	12/31/2018	1.79	0	0	1.00%	-3.5%	12/31/2018	1.82	0	0	0.75%	-3.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.87	0	$0	0.50%	-13.4%	12/31/2022	$2.94	0	$0	0.25%	-13.1%	12/31/2022	$3.02	0	$0	0.00%	-12.9%
12/31/2021	3.31	0	0	0.50%	22.6%	12/31/2021	3.38	0	0	0.25%	22.9%	12/31/2021	3.46	0	0	0.00%	23.2%
12/31/2020	2.70	0	0	0.50%	13.6%	12/31/2020	2.75	0	0	0.25%	13.8%	12/31/2020	2.81	0	0	0.00%	14.1%
12/31/2019	2.38	0	0	0.50%	28.7%	12/31/2019	2.42	0	0	0.25%	29.0%	12/31/2019	2.46	0	0	0.00%	29.4%
12/31/2018	1.85	0	0	0.50%	-3.0%	12/31/2018	1.88	0	0	0.25%	-2.7%	12/31/2018	1.90	0	0	0.00%	-2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.6%
2021	0.0%
2020	0.8%
2019	0.0%
2018	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge Appreciation Fund FI Class - 06-712

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$200,078	$202,688	7,236
Receivables: investments sold	-
Payables: investments purchased	(3,451)
Net assets	$196,627

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$196,627	71,876	$2.74
Band 100	-	-	2.81
Band 75	-	-	2.88
Band 50	-	-	2.95
Band 25	-	-	3.03
Band 0	-	-	3.10
Total	$196,627	71,876

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,445
Mortality & expense charges			(2,448)
Net investment income (loss)			(1,003)

Gain (loss) on investments:
Net realized gain (loss)			3,349
Realized gain distributions			14,242
Net change in unrealized appreciation (depreciation)			(45,478)
Net gain (loss)			(27,887)

Increase (decrease) in net assets from operations			$(28,890)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,003)	$(2,257)
Net realized gain (loss)		3,349	23,823
Realized gain distributions		14,242	11,586
Net change in unrealized appreciation (depreciation)		(45,478)	13,476

Increase (decrease) in net assets from operations		(28,890)	46,628

Contract owner transactions:
Proceeds from units sold		42,875	43,677
Cost of units redeemed		(21,223)	(82,867)
Account charges		(276)	(430)
Increase (decrease)		21,376	(39,620)
Net increase (decrease)		(7,514)	7,008
Net assets, beginning		204,141	197,133
Net assets, ending		$196,627	$204,141

Units sold		16,267	15,500
Units redeemed		(8,782)	(26,964)
Net increase (decrease)		7,485	(11,464)
Units outstanding, beginning		64,391	75,855
Units outstanding, ending		71,876	64,391

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,433,304
Cost of units redeemed/account charges			(2,672,759)
Net investment income (loss)			(22,995)
Net realized gain (loss)			260,369
Realized gain distributions			201,318
Net change in unrealized appreciation (depreciation)			(2,610)
Net assets			$196,627

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.74	72	$197	1.25%	-13.7%	12/31/2022	$2.81	0	$0	1.00%	-13.5%	12/31/2022	$2.88	0	$0	0.75%	-13.3%
12/31/2021	3.17	64	204	1.25%	22.0%	12/31/2021	3.24	0	0	1.00%	22.3%	12/31/2021	3.32	0	0	0.75%	22.6%
12/31/2020	2.60	76	197	1.25%	12.9%	12/31/2020	2.65	0	0	1.00%	13.2%	12/31/2020	2.71	0	0	0.75%	13.5%
12/31/2019	2.30	422	971	1.25%	28.1%	12/31/2019	2.34	0	0	1.00%	28.4%	12/31/2019	2.38	0	0	0.75%	28.8%
12/31/2018	1.80	409	734	1.25%	-3.4%	12/31/2018	1.82	0	0	1.00%	-3.2%	12/31/2018	1.85	0	0	0.75%	-2.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.95	0	$0	0.50%	-13.1%	12/31/2022	$3.03	0	$0	0.25%	-12.8%	12/31/2022	$3.10	0	$0	0.00%	-12.6%
12/31/2021	3.39	0	0	0.50%	22.9%	12/31/2021	3.47	0	0	0.25%	23.2%	12/31/2021	3.55	0	0	0.00%	23.5%
12/31/2020	2.76	0	0	0.50%	13.8%	12/31/2020	2.82	0	0	0.25%	14.1%	12/31/2020	2.88	0	0	0.00%	14.4%
12/31/2019	2.43	0	0	0.50%	29.1%	12/31/2019	2.47	0	0	0.25%	29.4%	12/31/2019	2.52	0	0	0.00%	29.7%
12/31/2018	1.88	0	0	0.50%	-2.7%	12/31/2018	1.91	0	0	0.25%	-2.4%	12/31/2018	1.94	0	0	0.00%	-2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.7%
2021	0.3%
2020	0.2%
2019	0.8%
2018	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Cohen & Steers Real Estate Securities Fund, Inc. Z Class - 06-3KT

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$779,311	$946,381	51,359
Receivables: investments sold	-
Payables: investments purchased	(185)
Net assets	$779,126

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$779,126	654,679	$1.19
Band 100	-	-	1.20
Band 75	-	-	1.22
Band 50	-	-	1.23
Band 25	-	-	1.24
Band 0	-	-	1.26
Total	$779,126	654,679

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$23,831
Mortality & expense charges			(10,538)
Net investment income (loss)			13,293

Gain (loss) on investments:
Net realized gain (loss)			7,211
Realized gain distributions			31,839
Net change in unrealized appreciation (depreciation)			(327,968)
Net gain (loss)			(288,918)

Increase (decrease) in net assets from operations			$(275,625)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$13,293	$3,958
Net realized gain (loss)		7,211	7,661
Realized gain distributions		31,839	20,023
Net change in unrealized appreciation (depreciation)		(327,968)	161,818

Increase (decrease) in net assets from operations		(275,625)	193,460

Contract owner transactions:
Proceeds from units sold		135,558	540,517
Cost of units redeemed		(93,287)	(133,320)
Account charges		(893)	(899)
Increase (decrease)		41,378	406,298
Net increase (decrease)		(234,247)	599,758
Net assets, beginning		1,013,373	413,615
Net assets, ending		$779,126	$1,013,373

Units sold		102,651	371,147
Units redeemed		(68,346)	(106,341)
Net increase (decrease)		34,305	264,806
Units outstanding, beginning		620,374	355,568
Units outstanding, ending		654,679	620,374

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,183,671
Cost of units redeemed/account charges			(339,386)
Net investment income (loss)			25,857
Net realized gain (loss)			13,266
Realized gain distributions			62,788
Net change in unrealized appreciation (depreciation)			(167,070)
Net assets			$779,126

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.19	655	$779	1.25%	-27.1%	12/31/2022	$1.20	0	$0	1.00%	-27.0%	12/31/2022	$1.22	0	$0	0.75%	-26.8%
12/31/2021	1.63	620	1,013	1.25%	40.4%	12/31/2021	1.65	0	0	1.00%	40.8%	12/31/2021	1.66	0	0	0.75%	41.1%
12/31/2020	1.16	356	414	1.25%	-2.9%	12/31/2020	1.17	0	0	1.00%	-2.6%	12/31/2020	1.18	0	0	0.75%	-2.4%
12/31/2019	1.20	81	97	1.25%	30.0%	12/31/2019	1.20	0	0	1.00%	30.3%	12/31/2019	1.21	0	0	0.75%	30.7%
12/31/2018	0.92	0	0	1.25%	-7.9%	12/31/2018	0.92	0	0	1.00%	-7.8%	12/31/2018	0.92	0	0	0.75%	-7.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.23	0	$0	0.50%	-26.6%	12/31/2022	$1.24	0	$0	0.25%	-26.4%	12/31/2022	$1.26	0	$0	0.00%	-26.2%
12/31/2021	1.67	0	0	0.50%	41.5%	12/31/2021	1.69	0	0	0.25%	41.8%	12/31/2021	1.70	0	0	0.00%	42.2%
12/31/2020	1.18	0	0	0.50%	-2.2%	12/31/2020	1.19	0	0	0.25%	-1.9%	12/31/2020	1.20	0	0	0.00%	-1.7%
12/31/2019	1.21	0	0	0.50%	31.0%	12/31/2019	1.21	0	0	0.25%	31.3%	12/31/2019	1.22	0	0	0.00%	31.6%
12/31/2018	0.92	0	0	0.50%	-7.7%	12/31/2018	0.92	0	0	0.25%	-7.6%	12/31/2018	0.92	0	0	0.00%	-7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.7%
2021	1.5%
2020	4.4%
2019	3.7%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Cohen & Steers Realty Shares Fund - 06-3KV

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,634,018	$1,953,126	28,792
Receivables: investments sold	49,483
Payables: investments purchased	-
Net assets	$1,683,501

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,683,501	1,392,445	$1.21
Band 100	-	-	1.22
Band 75	-	-	1.24
Band 50	-	-	1.25
Band 25	-	-	1.26
Band 0	-	-	1.28
Total	$1,683,501	1,392,445

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$41,478
Mortality & expense charges			(14,464)
Net investment income (loss)			27,014

Gain (loss) on investments:
Net realized gain (loss)			(24,063)
Realized gain distributions			57,795
Net change in unrealized appreciation (depreciation)			(321,918)
Net gain (loss)			(288,186)

Increase (decrease) in net assets from operations			$(261,172)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$27,014	$141
Net realized gain (loss)		(24,063)	43
Realized gain distributions		57,795	776
Net change in unrealized appreciation (depreciation)		(321,918)	2,810

Increase (decrease) in net assets from operations		(261,172)	3,770

Contract owner transactions:
Proceeds from units sold		2,132,768	31,548
Cost of units redeemed		(221,085)	(38)
Account charges		(2,290)	-
Increase (decrease)		1,909,393	31,510
Net increase (decrease)		1,648,221	35,280
Net assets, beginning		35,280	-
Net assets, ending		$1,683,501	$35,280

Units sold		1,549,216	21,624
Units redeemed		(178,395)	-
Net increase (decrease)		1,370,821	21,624
Units outstanding, beginning		21,624	-
Units outstanding, ending		1,392,445	21,624

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,164,316
Cost of units redeemed/account charges			(223,413)
Net investment income (loss)			27,155
Net realized gain (loss)			(24,020)
Realized gain distributions			58,571
Net change in unrealized appreciation (depreciation)			(319,108)
Net assets			$1,683,501

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.21	1,392	$1,684	1.25%	-25.9%	12/31/2022	$1.22	0	$0	1.00%	-25.7%	12/31/2022	$1.24	0	$0	0.75%	-25.5%
12/31/2021	1.63	22	35	1.25%	40.8%	12/31/2021	1.64	0	0	1.00%	41.2%	12/31/2021	1.66	0	0	0.75%	41.5%
12/31/2020	1.16	0	0	1.25%	-4.1%	12/31/2020	1.17	0	0	1.00%	-3.9%	12/31/2020	1.17	0	0	0.75%	-3.6%
12/31/2019	1.21	0	0	1.25%	31.3%	12/31/2019	1.21	0	0	1.00%	31.6%	12/31/2019	1.22	0	0	0.75%	31.9%
12/31/2018	0.92	0	0	1.25%	-8.0%	12/31/2018	0.92	0	0	1.00%	-7.9%	12/31/2018	0.92	0	0	0.75%	-7.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.25	0	$0	0.50%	-25.3%	12/31/2022	$1.26	0	$0	0.25%	-25.2%	12/31/2022	$1.28	0	$0	0.00%	-25.0%
12/31/2021	1.67	0	0	0.50%	41.9%	12/31/2021	1.69	0	0	0.25%	42.3%	12/31/2021	1.70	0	0	0.00%	42.6%
12/31/2020	1.18	0	0	0.50%	-3.4%	12/31/2020	1.19	0	0	0.25%	-3.1%	12/31/2020	1.19	0	0	0.00%	-2.9%
12/31/2019	1.22	0	0	0.50%	32.2%	12/31/2019	1.22	0	0	0.25%	32.6%	12/31/2019	1.23	0	0	0.00%	32.9%
12/31/2018	0.92	0	0	0.50%	-7.8%	12/31/2018	0.92	0	0	0.25%	-7.7%	12/31/2018	0.92	0	0	0.00%	-7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	4.8%
2021	1.8%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Cohen & Steers Global Infra A Class - 06-4VC (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.02
Band 50	-	-	1.02
Band 25	-	-	1.02
Band 0	-	-	1.03
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 4 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.01	0	$0	1.25%	-6.4%	12/31/2022	$1.01	0	$0	1.00%	-6.1%	12/31/2022	$1.02	0	$0	0.75%	-5.9%
12/31/2021	1.08	0	0	1.25%	7.6%	12/31/2021	1.08	0	0	1.00%	7.7%	12/31/2021	1.08	0	0	0.75%	7.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.02	0	$0	0.50%	-5.7%	12/31/2022	$1.02	0	$0	0.25%	-5.4%	12/31/2022	$1.03	0	$0	0.00%	-5.2%
12/31/2021	1.08	0	0	0.50%	8.1%	12/31/2021	1.08	0	0	0.25%	8.3%	12/31/2021	1.08	0	0	0.00%	8.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Cohen & Steers Real Est Sec A Class - 06-4VF (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.89
Band 100	-	-	0.89
Band 75	-	-	0.90
Band 50	-	-	0.90
Band 25	-	-	0.90
Band 0	-	-	0.91
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 4 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.89	0	$0	1.25%	-27.4%	12/31/2022	$0.89	0	$0	1.00%	-27.2%	12/31/2022	$0.90	0	$0	0.75%	-27.0%
12/31/2021	1.22	0	0	1.25%	22.3%	12/31/2021	1.23	0	0	1.00%	22.6%	12/31/2021	1.23	0	0	0.75%	22.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.90	0	$0	0.50%	-26.9%	12/31/2022	$0.90	0	$0	0.25%	-26.7%	12/31/2022	$0.91	0	$0	0.00%	-26.5%
12/31/2021	1.23	0	0	0.50%	23.0%	12/31/2021	1.23	0	0	0.25%	23.2%	12/31/2021	1.23	0	0	0.00%	23.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Acorn International Fund Institutional Class - 06-692

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.43
Band 100	-	-	1.47
Band 75	-	-	1.51
Band 50	-	-	1.55
Band 25	-	-	1.59
Band 0	-	-	1.63
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			(1)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(8)
Net realized gain (loss)		(1)	207
Realized gain distributions		-	45
Net change in unrealized appreciation (depreciation)		1	(66)

Increase (decrease) in net assets from operations		-	178

Contract owner transactions:
Proceeds from units sold		-	134
Cost of units redeemed		(5)	(1,768)
Account charges		-	-
Increase (decrease)		(5)	(1,634)
Net increase (decrease)		(5)	(1,456)
Net assets, beginning		5	1,461
Net assets, ending		$-	$5

Units sold		-	64
Units redeemed		(2)	(809)
Net increase (decrease)		(2)	(745)
Units outstanding, beginning		2	747
Units outstanding, ending		-	2

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$112,745
Cost of units redeemed/account charges			(114,276)
Net investment income (loss)			121
Net realized gain (loss)			(9,673)
Realized gain distributions			11,083
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.43	0	$0	1.25%	-34.5%	12/31/2022	$1.47	0	$0	1.00%	-34.3%	12/31/2022	$1.51	0	$0	0.75%	-34.1%
12/31/2021	2.18	0	0	1.25%	11.5%	12/31/2021	2.23	0	0	1.00%	11.8%	12/31/2021	2.29	0	0	0.75%	12.0%
12/31/2020	1.96	1	1	1.25%	13.6%	12/31/2020	2.00	0	0	1.00%	13.8%	12/31/2020	2.04	0	0	0.75%	14.1%
12/31/2019	1.72	3	5	1.25%	28.3%	12/31/2019	1.76	0	0	1.00%	28.6%	12/31/2019	1.79	0	0	0.75%	28.9%
12/31/2018	1.34	3	4	1.25%	-17.0%	12/31/2018	1.37	0	0	1.00%	-16.8%	12/31/2018	1.39	0	0	0.75%	-16.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.55	0	$0	0.50%	-34.0%	12/31/2022	$1.59	0	$0	0.25%	-33.8%	12/31/2022	$1.63	0	$0	0.00%	-33.6%
12/31/2021	2.34	0	0	0.50%	12.3%	12/31/2021	2.40	0	0	0.25%	12.6%	12/31/2021	2.46	0	0	0.00%	12.9%
12/31/2020	2.09	0	0	0.50%	14.4%	12/31/2020	2.13	0	0	0.25%	14.7%	12/31/2020	2.18	0	0	0.00%	15.0%
12/31/2019	1.82	0	0	0.50%	29.2%	12/31/2019	1.86	0	0	0.25%	29.6%	12/31/2019	1.89	0	0	0.00%	29.9%
12/31/2018	1.41	0	0	0.50%	-16.3%	12/31/2018	1.43	0	0	0.25%	-16.1%	12/31/2018	1.46	0	0	0.00%	-15.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	1.1%
2020	0.9%
2019	2.3%
2018	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Acorn International Fund A Class - 06-693

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$32,514	$49,583	1,534
Receivables: investments sold	222
Payables: investments purchased	-
Net assets	$32,736

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$32,736	23,552	$1.39
Band 100	-	-	1.43
Band 75	-	-	1.47
Band 50	-	-	1.50
Band 25	-	-	1.55
Band 0	-	-	1.59
Total	$32,736	23,552

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(406)
Net investment income (loss)			(406)

Gain (loss) on investments:
Net realized gain (loss)			(160)
Realized gain distributions			899
Net change in unrealized appreciation (depreciation)			(15,425)
Net gain (loss)			(14,686)

Increase (decrease) in net assets from operations			$(15,092)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(406)	$(27)
Net realized gain (loss)		(160)	328
Realized gain distributions		899	5,238
Net change in unrealized appreciation (depreciation)		(15,425)	(2,178)

Increase (decrease) in net assets from operations		(15,092)	3,361

Contract owner transactions:
Proceeds from units sold		4,767	15,676
Cost of units redeemed		(163)	(3,138)
Account charges		-	-
Increase (decrease)		4,604	12,538
Net increase (decrease)		(10,488)	15,899
Net assets, beginning		43,224	27,325
Net assets, ending		$32,736	$43,224

Units sold		3,340	7,507
Units redeemed		(116)	(1,473)
Net increase (decrease)		3,224	6,034
Units outstanding, beginning		20,328	14,294
Units outstanding, ending		23,552	20,328

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$161,325
Cost of units redeemed/account charges			(123,751)
Net investment income (loss)			(509)
Net realized gain (loss)			(7,462)
Realized gain distributions			20,202
Net change in unrealized appreciation (depreciation)			(17,069)
Net assets			$32,736

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.39	24	$33	1.25%	-34.6%	12/31/2022	$1.43	0	$0	1.00%	-34.5%	12/31/2022	$1.47	0	$0	0.75%	-34.3%
12/31/2021	2.13	20	43	1.25%	11.2%	12/31/2021	2.18	0	0	1.00%	11.5%	12/31/2021	2.23	0	0	0.75%	11.8%
12/31/2020	1.91	14	27	1.25%	13.3%	12/31/2020	1.95	0	0	1.00%	13.5%	12/31/2020	2.00	0	0	0.75%	13.8%
12/31/2019	1.69	12	20	1.25%	28.0%	12/31/2019	1.72	0	0	1.00%	28.3%	12/31/2019	1.75	0	0	0.75%	28.6%
12/31/2018	1.32	14	18	1.25%	-17.2%	12/31/2018	1.34	0	0	1.00%	-17.0%	12/31/2018	1.36	0	0	0.75%	-16.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.50	0	$0	0.50%	-34.1%	12/31/2022	$1.55	0	$0	0.25%	-34.0%	12/31/2022	$1.59	0	$0	0.00%	-33.8%
12/31/2021	2.29	0	0	0.50%	12.1%	12/31/2021	2.34	0	0	0.25%	12.4%	12/31/2021	2.40	0	0	0.00%	12.6%
12/31/2020	2.04	0	0	0.50%	14.1%	12/31/2020	2.08	0	0	0.25%	14.4%	12/31/2020	2.13	0	0	0.00%	14.7%
12/31/2019	1.79	0	0	0.50%	28.9%	12/31/2019	1.82	0	0	0.25%	29.2%	12/31/2019	1.86	0	0	0.00%	29.6%
12/31/2018	1.39	0	0	0.50%	-16.6%	12/31/2018	1.41	0	0	0.25%	-16.3%	12/31/2018	1.43	0	0	0.00%	-16.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	1.1%
2020	0.4%
2019	1.9%
2018	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Dividend Income Fund Advisor Class - 06-096

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,772,069	$3,773,744	127,341
Receivables: investments sold	-
Payables: investments purchased	(18,051)
Net assets	$3,754,018

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,754,018	1,880,515	$2.00
Band 100	-	-	2.04
Band 75	-	-	2.08
Band 50	-	-	2.12
Band 25	-	-	2.16
Band 0	-	-	2.21
Total	$3,754,018	1,880,515

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$74,834
Mortality & expense charges			(51,053)
Net investment income (loss)			23,781

Gain (loss) on investments:
Net realized gain (loss)			99,959
Realized gain distributions			70,088
Net change in unrealized appreciation (depreciation)			(432,144)
Net gain (loss)			(262,097)

Increase (decrease) in net assets from operations			$(238,316)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$23,781	$9,211
Net realized gain (loss)		99,959	205,367
Realized gain distributions		70,088	47,534
Net change in unrealized appreciation (depreciation)		(432,144)	211,002

Increase (decrease) in net assets from operations		(238,316)	473,114

Contract owner transactions:
Proceeds from units sold		2,495,864	2,357,931
Cost of units redeemed		(1,916,045)	(837,062)
Account charges		(2,497)	(911)
Increase (decrease)		577,322	1,519,958
Net increase (decrease)		339,006	1,993,072
Net assets, beginning		3,415,012	1,421,940
Net assets, ending		$3,754,018	$3,415,012

Units sold		1,253,810	1,203,207
Units redeemed		(978,985)	(431,292)
Net increase (decrease)		274,825	771,915
Units outstanding, beginning		1,605,690	833,775
Units outstanding, ending		1,880,515	1,605,690

* Date of Fund Inception into Variable Account: 12 /12 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$15,167,602
Cost of units redeemed/account charges			(13,186,983)
Net investment income (loss)			179,074
Net realized gain (loss)			1,006,742
Realized gain distributions			589,258
Net change in unrealized appreciation (depreciation)			(1,675)
Net assets			$3,754,018

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.00	1,881	$3,754	1.25%	-6.1%	12/31/2022	$2.04	0	$0	1.00%	-5.9%	12/31/2022	$2.08	0	$0	0.75%	-5.7%
12/31/2021	2.13	1,606	3,415	1.25%	24.7%	12/31/2021	2.16	0	0	1.00%	25.0%	12/31/2021	2.20	0	0	0.75%	25.3%
12/31/2020	1.71	834	1,422	1.25%	6.4%	12/31/2020	1.73	0	0	1.00%	6.7%	12/31/2020	1.76	0	0	0.75%	7.0%
12/31/2019	1.60	748	1,198	1.25%	26.6%	12/31/2019	1.62	0	0	1.00%	26.9%	12/31/2019	1.64	0	0	0.75%	27.2%
12/31/2018	1.27	725	917	1.25%	-5.6%	12/31/2018	1.28	0	0	1.00%	-5.4%	12/31/2018	1.29	0	0	0.75%	-5.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.12	0	$0	0.50%	-5.4%	12/31/2022	$2.16	0	$0	0.25%	-5.2%	12/31/2022	$2.21	0	$0	0.00%	-5.0%
12/31/2021	2.24	0	0	0.50%	25.6%	12/31/2021	2.28	0	0	0.25%	26.0%	12/31/2021	2.32	0	0	0.00%	26.3%
12/31/2020	1.78	0	0	0.50%	7.2%	12/31/2020	1.81	0	0	0.25%	7.5%	12/31/2020	1.84	0	0	0.00%	7.8%
12/31/2019	1.66	0	0	0.50%	27.5%	12/31/2019	1.69	0	0	0.25%	27.8%	12/31/2019	1.71	0	0	0.00%	28.2%
12/31/2018	1.31	0	0	0.50%	-4.9%	12/31/2018	1.32	0	0	0.25%	-4.6%	12/31/2018	1.33	0	0	0.00%	-4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.1%
2021	1.4%
2020	1.8%
2019	2.2%
2018	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Dividend Income Fund A Class - 06-903

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$286,126	$293,902	9,865
Receivables: investments sold	-
Payables: investments purchased	(921)
Net assets	$285,205

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$285,205	145,755	$1.96
Band 100	-	-	2.00
Band 75	-	-	2.04
Band 50	-	-	2.08
Band 25	-	-	2.12
Band 0	-	-	2.16
Total	$285,205	145,755

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$5,192
Mortality & expense charges			(4,580)
Net investment income (loss)			612

Gain (loss) on investments:
Net realized gain (loss)			76,108
Realized gain distributions			5,932
Net change in unrealized appreciation (depreciation)			(117,459)
Net gain (loss)			(35,419)

Increase (decrease) in net assets from operations			$(34,807)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$612	$318
Net realized gain (loss)		76,108	39,644
Realized gain distributions		5,932	7,383
Net change in unrealized appreciation (depreciation)		(117,459)	49,195

Increase (decrease) in net assets from operations		(34,807)	96,540

Contract owner transactions:
Proceeds from units sold		286,361	217,497
Cost of units redeemed		(501,606)	(157,072)
Account charges		(159)	(32)
Increase (decrease)		(215,404)	60,393
Net increase (decrease)		(250,211)	156,933
Net assets, beginning		535,416	378,483
Net assets, ending		$285,205	$535,416

Units sold		159,821	113,382
Units redeemed		(270,246)	(82,525)
Net increase (decrease)		(110,425)	30,857
Units outstanding, beginning		256,180	225,323
Units outstanding, ending		145,755	256,180

* Date of Fund Inception into Variable Account: 12 /12 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,103,229
Cost of units redeemed/account charges			(982,166)
Net investment income (loss)			5,582
Net realized gain (loss)			132,308
Realized gain distributions			34,028
Net change in unrealized appreciation (depreciation)			(7,776)
Net assets			$285,205

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.96	146	$285	1.25%	-6.4%	12/31/2022	$2.00	0	$0	1.00%	-6.1%	12/31/2022	$2.04	0	$0	0.75%	-5.9%
12/31/2021	2.09	256	535	1.25%	24.4%	12/31/2021	2.13	0	0	1.00%	24.7%	12/31/2021	2.17	0	0	0.75%	25.0%
12/31/2020	1.68	225	378	1.25%	6.2%	12/31/2020	1.71	0	0	1.00%	6.4%	12/31/2020	1.73	0	0	0.75%	6.7%
12/31/2019	1.58	164	260	1.25%	26.3%	12/31/2019	1.60	0	0	1.00%	26.6%	12/31/2019	1.62	0	0	0.75%	26.9%
12/31/2018	1.25	135	169	1.25%	-5.8%	12/31/2018	1.27	0	0	1.00%	-5.6%	12/31/2018	1.28	0	0	0.75%	-5.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.08	0	$0	0.50%	-5.7%	12/31/2022	$2.12	0	$0	0.25%	-5.4%	12/31/2022	$2.16	0	$0	0.00%	-5.2%
12/31/2021	2.20	0	0	0.50%	25.4%	12/31/2021	2.24	0	0	0.25%	25.7%	12/31/2021	2.28	0	0	0.00%	26.0%
12/31/2020	1.76	0	0	0.50%	7.0%	12/31/2020	1.78	0	0	0.25%	7.2%	12/31/2020	1.81	0	0	0.00%	7.5%
12/31/2019	1.64	0	0	0.50%	27.2%	12/31/2019	1.66	0	0	0.25%	27.5%	12/31/2019	1.69	0	0	0.00%	27.8%
12/31/2018	1.29	0	0	0.50%	-5.1%	12/31/2018	1.30	0	0	0.25%	-4.9%	12/31/2018	1.32	0	0	0.00%	-4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.3%
2021	1.3%
2020	1.6%
2019	1.9%
2018	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Emerging Markets Bond Fund Institutional Class - 06-444 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.15
Band 100	-	-	1.19
Band 75	-	-	1.22
Band 50	-	-	1.25
Band 25	-	-	1.29
Band 0	-	-	1.33
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /20 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.15	0	$0	1.25%	-16.9%	12/31/2022	$1.19	0	$0	1.00%	-16.7%	12/31/2022	$1.22	0	$0	0.75%	-16.5%
12/31/2021	1.39	0	0	1.25%	-3.6%	12/31/2021	1.42	0	0	1.00%	-3.4%	12/31/2021	1.46	0	0	0.75%	-3.1%
12/31/2020	1.44	0	0	1.25%	6.3%	12/31/2020	1.47	0	0	1.00%	6.6%	12/31/2020	1.51	0	0	0.75%	6.9%
12/31/2019	1.35	0	0	1.25%	10.8%	12/31/2019	1.38	0	0	1.00%	11.0%	12/31/2019	1.41	0	0	0.75%	11.3%
12/31/2018	1.22	0	0	1.25%	-8.9%	12/31/2018	1.25	0	0	1.00%	-8.7%	12/31/2018	1.27	0	0	0.75%	-8.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.25	0	$0	0.50%	-16.3%	12/31/2022	$1.29	0	$0	0.25%	-16.1%	12/31/2022	$1.33	0	$0	0.00%	-15.9%
12/31/2021	1.50	0	0	0.50%	-2.9%	12/31/2021	1.54	0	0	0.25%	-2.6%	12/31/2021	1.58	0	0	0.00%	-2.4%
12/31/2020	1.54	0	0	0.50%	7.1%	12/31/2020	1.58	0	0	0.25%	7.4%	12/31/2020	1.62	0	0	0.00%	7.7%
12/31/2019	1.44	0	0	0.50%	11.6%	12/31/2019	1.47	0	0	0.25%	11.9%	12/31/2019	1.50	0	0	0.00%	12.2%
12/31/2018	1.29	0	0	0.50%	-8.2%	12/31/2018	1.31	0	0	0.25%	-8.0%	12/31/2018	1.34	0	0	0.00%	-7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Emerging Markets Bond Fund A Class - 06-438

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$57,590	$71,200	6,429
Receivables: investments sold	20
Payables: investments purchased	-
Net assets	$57,610

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$46,350	41,335	$1.12
Band 100	11,260	9,765	1.15
Band 75	-	-	1.19
Band 50	-	-	1.22
Band 25	-	-	1.25
Band 0	-	-	1.29
Total	$57,610	51,100

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$2,687
Mortality & expense charges			(864)
Net investment income (loss)			1,823

Gain (loss) on investments:
Net realized gain (loss)			(6,830)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(12,053)
Net gain (loss)			(18,883)

Increase (decrease) in net assets from operations			$(17,060)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,823	$2,130
Net realized gain (loss)		(6,830)	603
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(12,053)	(6,465)

Increase (decrease) in net assets from operations		(17,060)	(3,732)

Contract owner transactions:
Proceeds from units sold		4,014	31,269
Cost of units redeemed		(33,559)	(29,437)
Account charges		(12)	(10)
Increase (decrease)		(29,557)	1,822
Net increase (decrease)		(46,617)	(1,910)
Net assets, beginning		104,227	106,137
Net assets, ending		$57,610	$104,227

Units sold		3,457	22,878
Units redeemed		(29,112)	(21,198)
Net increase (decrease)		(25,655)	1,680
Units outstanding, beginning		76,755	75,075
Units outstanding, ending		51,100	76,755

* Date of Fund Inception into Variable Account: 10 /20 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$570,435
Cost of units redeemed/account charges			(513,435)
Net investment income (loss)			21,807
Net realized gain (loss)			(8,207)
Realized gain distributions			620
Net change in unrealized appreciation (depreciation)			(13,610)
Net assets			$57,610

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.12	41	$46	1.25%	-17.1%	12/31/2022	$1.15	10	$11	1.00%	-16.9%	12/31/2022	$1.19	0	$0	0.75%	-16.7%
12/31/2021	1.35	67	90	1.25%	-3.9%	12/31/2021	1.39	10	14	1.00%	-3.6%	12/31/2021	1.42	0	0	0.75%	-3.4%
12/31/2020	1.41	61	86	1.25%	6.1%	12/31/2020	1.44	14	20	1.00%	6.3%	12/31/2020	1.47	0	0	0.75%	6.6%
12/31/2019	1.33	59	79	1.25%	10.5%	12/31/2019	1.35	15	21	1.00%	10.8%	12/31/2019	1.38	0	0	0.75%	11.1%
12/31/2018	1.20	61	74	1.25%	-9.1%	12/31/2018	1.22	16	20	1.00%	-8.9%	12/31/2018	1.24	0	0	0.75%	-8.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.22	0	$0	0.50%	-16.5%	12/31/2022	$1.25	0	$0	0.25%	-16.3%	12/31/2022	$1.29	0	$0	0.00%	-16.1%
12/31/2021	1.46	0	0	0.50%	-3.1%	12/31/2021	1.50	0	0	0.25%	-2.9%	12/31/2021	1.54	0	0	0.00%	-2.6%
12/31/2020	1.51	0	0	0.50%	6.9%	12/31/2020	1.54	0	0	0.25%	7.1%	12/31/2020	1.58	0	0	0.00%	7.4%
12/31/2019	1.41	0	0	0.50%	11.3%	12/31/2019	1.44	0	0	0.25%	11.6%	12/31/2019	1.47	0	0	0.00%	11.9%
12/31/2018	1.27	0	0	0.50%	-8.5%	12/31/2018	1.29	0	0	0.25%	-8.2%	12/31/2018	1.31	0	0	0.00%	-8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.3%
2021	3.2%
2020	2.9%
2019	3.5%
2018	4.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Mid Cap Index Fund A Class - 06-334

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,737,903	$11,263,286	728,634
Receivables: investments sold	-
Payables: investments purchased	(25,206)
Net assets	$9,712,697

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,636,987	3,506,484	$2.75
Band 100	-	-	2.85
Band 75	-	-	2.96
Band 50	-	-	3.08
Band 25	-	-	3.20
Band 0	75,710	22,800	3.32
Total	$9,712,697	3,529,284

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$129,723
Mortality & expense charges			(189,063)
Net investment income (loss)			(59,340)

Gain (loss) on investments:
Net realized gain (loss)			(1,127,777)
Realized gain distributions			1,221,874
Net change in unrealized appreciation (depreciation)			(3,179,439)
Net gain (loss)			(3,085,342)

Increase (decrease) in net assets from operations			$(3,144,682)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(59,340)	$(124,659)
Net realized gain (loss)		(1,127,777)	2,838,464
Realized gain distributions		1,221,874	3,125,442
Net change in unrealized appreciation (depreciation)		(3,179,439)	(860,756)

Increase (decrease) in net assets from operations		(3,144,682)	4,978,491

Contract owner transactions:
Proceeds from units sold		2,868,024	5,705,004
Cost of units redeemed		(10,480,466)	(17,374,662)
Account charges		(7,902)	(18,748)
Increase (decrease)		(7,620,344)	(11,688,406)
Net increase (decrease)		(10,765,026)	(6,709,915)
Net assets, beginning		20,477,723	27,187,638
Net assets, ending		$9,712,697	$20,477,723

Units sold		1,036,408	1,927,879
Units redeemed		(3,869,199)	(5,929,996)
Net increase (decrease)		(2,832,791)	(4,002,117)
Units outstanding, beginning		6,362,075	10,364,192
Units outstanding, ending		3,529,284	6,362,075

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$116,549,183
Cost of units redeemed/account charges			(128,485,291)
Net investment income (loss)			(558,539)
Net realized gain (loss)			4,996,061
Realized gain distributions			18,736,666
Net change in unrealized appreciation (depreciation)			(1,525,383)
Net assets			$9,712,697

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.75	3,506	$9,637	1.25%	-14.6%	12/31/2022	$2.85	0	$0	1.00%	-14.4%	12/31/2022	$2.96	0	$0	0.75%	-14.1%
12/31/2021	3.22	6,343	20,403	1.25%	22.7%	12/31/2021	3.33	0	0	1.00%	23.0%	12/31/2021	3.45	0	0	0.75%	23.3%
12/31/2020	2.62	10,348	27,139	1.25%	11.7%	12/31/2020	2.71	0	0	1.00%	12.0%	12/31/2020	2.80	0	0	0.75%	12.3%
12/31/2019	2.35	11,862	27,852	1.25%	24.1%	12/31/2019	2.42	0	0	1.00%	24.4%	12/31/2019	2.49	0	0	0.75%	24.7%
12/31/2018	1.89	14,675	27,765	1.25%	-12.7%	12/31/2018	1.95	0	0	1.00%	-12.5%	12/31/2018	2.00	0	0	0.75%	-12.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.08	0	$0	0.50%	-13.9%	12/31/2022	$3.20	0	$0	0.25%	-13.7%	12/31/2022	$3.32	23	$76	0.00%	-13.5%
12/31/2021	3.58	0	0	0.50%	23.6%	12/31/2021	3.71	0	0	0.25%	23.9%	12/31/2021	3.84	19	74	0.00%	24.2%
12/31/2020	2.89	0	0	0.50%	12.5%	12/31/2020	2.99	0	0	0.25%	12.8%	12/31/2020	3.09	16	49	0.00%	13.1%
12/31/2019	2.57	0	0	0.50%	25.0%	12/31/2019	2.65	0	0	0.25%	25.3%	12/31/2019	2.73	570	1,557	0.00%	25.7%
12/31/2018	2.06	0	0	0.50%	-12.0%	12/31/2018	2.11	0	0	0.25%	-11.8%	12/31/2018	2.17	584	1,269	0.00%	-11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.9%
2021	0.6%
2020	0.9%
2019	1.3%
2018	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Seligman Communications and Information Fund Institutional Cl - 06-443

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,177	$8,479	65
Receivables: investments sold	60
Payables: investments purchased	-
Net assets	$6,237

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,237	1,259	$4.95
Band 100	-	-	5.09
Band 75	-	-	5.24
Band 50	-	-	5.39
Band 25	-	-	5.54
Band 0	-	-	5.70
Total	$6,237	1,259

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(759)
Net investment income (loss)			(759)

Gain (loss) on investments:
Net realized gain (loss)			20,817
Realized gain distributions			462
Net change in unrealized appreciation (depreciation)			(53,902)
Net gain (loss)			(32,623)

Increase (decrease) in net assets from operations			$(33,382)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(759)	$(1,630)
Net realized gain (loss)		20,817	604
Realized gain distributions		462	15,910
Net change in unrealized appreciation (depreciation)		(53,902)	26,306

Increase (decrease) in net assets from operations		(33,382)	41,190

Contract owner transactions:
Proceeds from units sold		4,132	38,050
Cost of units redeemed		(137,494)	(170)
Account charges		(22)	-
Increase (decrease)		(133,384)	37,880
Net increase (decrease)		(166,766)	79,070
Net assets, beginning		173,003	93,933
Net assets, ending		$6,237	$173,003

Units sold		713	6,045
Units redeemed		(23,228)	(26)
Net increase (decrease)		(22,515)	6,019
Units outstanding, beginning		23,774	17,755
Units outstanding, ending		1,259	23,774

* Date of Fund Inception into Variable Account: 10 /20 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$9,548,101
Cost of units redeemed/account charges			(10,289,006)
Net investment income (loss)			(104,334)
Net realized gain (loss)			443,155
Realized gain distributions			410,623
Net change in unrealized appreciation (depreciation)			(2,302)
Net assets			$6,237

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.95	1	$6	1.25%	-31.9%	12/31/2022	$5.09	0	$0	1.00%	-31.8%	12/31/2022	$5.24	0	$0	0.75%	-31.6%
12/31/2021	7.28	24	173	1.25%	37.5%	12/31/2021	7.46	0	0	1.00%	37.9%	12/31/2021	7.66	0	0	0.75%	38.2%
12/31/2020	5.29	18	94	1.25%	42.9%	12/31/2020	5.41	0	0	1.00%	43.2%	12/31/2020	5.54	0	0	0.75%	43.6%
12/31/2019	3.70	22	81	1.25%	52.4%	12/31/2019	3.78	0	0	1.00%	52.8%	12/31/2019	3.86	0	0	0.75%	53.2%
12/31/2018	2.43	300	729	1.25%	-8.7%	12/31/2018	2.47	0	0	1.00%	-8.5%	12/31/2018	2.52	0	0	0.75%	-8.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$5.39	0	$0	0.50%	-31.4%	12/31/2022	$5.54	0	$0	0.25%	-31.2%	12/31/2022	$5.70	0	$0	0.00%	-31.1%
12/31/2021	7.86	0	0	0.50%	38.6%	12/31/2021	8.06	0	0	0.25%	38.9%	12/31/2021	8.27	0	0	0.00%	39.3%
12/31/2020	5.67	0	0	0.50%	43.9%	12/31/2020	5.80	0	0	0.25%	44.3%	12/31/2020	5.93	0	0	0.00%	44.7%
12/31/2019	3.94	0	0	0.50%	53.5%	12/31/2019	4.02	0	0	0.25%	53.9%	12/31/2019	4.10	0	0	0.00%	54.3%
12/31/2018	2.56	0	0	0.50%	-8.0%	12/31/2018	2.61	0	0	0.25%	-7.8%	12/31/2018	2.66	0	0	0.00%	-7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.4%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Seligman Communications and Information Fund Advisor Class - 06-869

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$450,283	$634,102	5,778
Receivables: investments sold	617
Payables: investments purchased	-
Net assets	$450,900

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$450,900	104,142	$4.33
Band 100	-	-	4.44
Band 75	-	-	4.55
Band 50	-	-	4.66
Band 25	-	-	4.78
Band 0	-	-	4.89
Total	$450,900	104,142

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(8,461)
Net investment income (loss)			(8,461)

Gain (loss) on investments:
Net realized gain (loss)			(54,731)
Realized gain distributions			40,511
Net change in unrealized appreciation (depreciation)			(279,546)
Net gain (loss)			(293,766)

Increase (decrease) in net assets from operations			$(302,227)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(8,461)	$(21,796)
Net realized gain (loss)		(54,731)	704,653
Realized gain distributions		40,511	138,514
Net change in unrealized appreciation (depreciation)		(279,546)	(284,859)

Increase (decrease) in net assets from operations		(302,227)	536,512

Contract owner transactions:
Proceeds from units sold		54,247	492,900
Cost of units redeemed		(429,757)	(1,551,178)
Account charges		(71)	(221)
Increase (decrease)		(375,581)	(1,058,499)
Net increase (decrease)		(677,808)	(521,987)
Net assets, beginning		1,128,708	1,650,695
Net assets, ending		$450,900	$1,128,708

Units sold		11,280	117,907
Units redeemed		(84,609)	(297,449)
Net increase (decrease)		(73,329)	(179,542)
Units outstanding, beginning		177,471	357,013
Units outstanding, ending		104,142	177,471

* Date of Fund Inception into Variable Account: 3 /14 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$3,577,589
Cost of units redeemed/account charges			(4,490,219)
Net investment income (loss)			(93,822)
Net realized gain (loss)			782,262
Realized gain distributions			858,909
Net change in unrealized appreciation (depreciation)			(183,819)
Net assets			$450,900

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.33	104	$451	1.25%	-31.9%	12/31/2022	$4.44	0	$0	1.00%	-31.8%	12/31/2022	$4.55	0	$0	0.75%	-31.6%
12/31/2021	6.36	177	1,129	1.25%	37.6%	12/31/2021	6.50	0	0	1.00%	37.9%	12/31/2021	6.65	0	0	0.75%	38.2%
12/31/2020	4.62	357	1,651	1.25%	42.9%	12/31/2020	4.71	0	0	1.00%	43.2%	12/31/2020	4.81	0	0	0.75%	43.6%
12/31/2019	3.24	509	1,647	1.25%	52.4%	12/31/2019	3.29	0	0	1.00%	52.8%	12/31/2019	3.35	0	0	0.75%	53.2%
12/31/2018	2.12	582	1,236	1.25%	-8.7%	12/31/2018	2.15	0	0	1.00%	-8.5%	12/31/2018	2.19	0	0	0.75%	-8.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.66	0	$0	0.50%	-31.4%	12/31/2022	$4.78	0	$0	0.25%	-31.2%	12/31/2022	$4.89	0	$0	0.00%	-31.1%
12/31/2021	6.79	0	0	0.50%	38.6%	12/31/2021	6.94	0	0	0.25%	38.9%	12/31/2021	7.10	0	0	0.00%	39.3%
12/31/2020	4.90	0	0	0.50%	43.9%	12/31/2020	5.00	0	0	0.25%	44.3%	12/31/2020	5.10	0	0	0.00%	44.6%
12/31/2019	3.41	0	0	0.50%	53.6%	12/31/2019	3.46	0	0	0.25%	53.9%	12/31/2019	3.52	0	0	0.00%	54.3%
12/31/2018	2.22	0	0	0.50%	-8.0%	12/31/2018	2.25	0	0	0.25%	-7.8%	12/31/2018	2.28	0	0	0.00%	-7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.5%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Seligman Communications and Information Fund A Class - 06-441

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$826,766	$1,042,175	10,140
Receivables: investments sold	2,238
Payables: investments purchased	-
Net assets	$829,004

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$373,726	77,581	$4.82
Band 100	455,278	91,902	4.95
Band 75	-	-	5.09
Band 50	-	-	5.24
Band 25	-	-	5.39
Band 0	-	-	5.54
Total	$829,004	169,483

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(12,153)
Net investment income (loss)			(12,153)

Gain (loss) on investments:
Net realized gain (loss)			(32,599)
Realized gain distributions			67,558
Net change in unrealized appreciation (depreciation)			(481,893)
Net gain (loss)			(446,934)

Increase (decrease) in net assets from operations			$(459,087)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(12,153)	$(17,958)
Net realized gain (loss)		(32,599)	300,095
Realized gain distributions		67,558	209,965
Net change in unrealized appreciation (depreciation)		(481,893)	(14,067)

Increase (decrease) in net assets from operations		(459,087)	478,035

Contract owner transactions:
Proceeds from units sold		818,024	1,330,122
Cost of units redeemed		(1,671,541)	(903,874)
Account charges		(475)	(395)
Increase (decrease)		(853,992)	425,853
Net increase (decrease)		(1,313,079)	903,888
Net assets, beginning		2,142,083	1,238,195
Net assets, ending		$829,004	$2,142,083

Units sold		154,106	213,612
Units redeemed		(284,951)	(149,741)
Net increase (decrease)		(130,845)	63,871
Units outstanding, beginning		300,328	236,457
Units outstanding, ending		169,483	300,328

* Date of Fund Inception into Variable Account: 10 /20 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$7,262,681
Cost of units redeemed/account charges			(7,623,026)
Net investment income (loss)			(93,575)
Net realized gain (loss)			640,656
Realized gain distributions			857,677
Net change in unrealized appreciation (depreciation)			(215,409)
Net assets			$829,004

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.82	78	$374	1.25%	-32.1%	12/31/2022	$4.95	92	$455	1.00%	-31.9%	12/31/2022	$5.09	0	$0	0.75%	-31.7%
12/31/2021	7.09	236	1,676	1.25%	37.2%	12/31/2021	7.28	64	466	1.00%	37.5%	12/31/2021	7.46	0	0	0.75%	37.9%
12/31/2020	5.17	162	835	1.25%	42.5%	12/31/2020	5.29	62	327	1.00%	42.9%	12/31/2020	5.41	0	0	0.75%	43.2%
12/31/2019	3.63	205	743	1.25%	52.0%	12/31/2019	3.70	98	362	1.00%	52.4%	12/31/2019	3.78	0	0	0.75%	52.8%
12/31/2018	2.39	174	416	1.25%	-8.9%	12/31/2018	2.43	104	253	1.00%	-8.7%	12/31/2018	2.47	0	0	0.75%	-8.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$5.24	0	$0	0.50%	-31.6%	12/31/2022	$5.39	0	$0	0.25%	-31.4%	12/31/2022	$5.54	0	$0	0.00%	-31.2%
12/31/2021	7.66	0	0	0.50%	38.2%	12/31/2021	7.85	0	0	0.25%	38.6%	12/31/2021	8.06	0	0	0.00%	38.9%
12/31/2020	5.54	0	0	0.50%	43.6%	12/31/2020	5.67	0	0	0.25%	43.9%	12/31/2020	5.80	13	76	0.00%	44.3%
12/31/2019	3.86	0	0	0.50%	53.2%	12/31/2019	3.94	0	0	0.25%	53.5%	12/31/2019	4.02	12	49	0.00%	53.9%
12/31/2018	2.52	0	0	0.50%	-8.2%	12/31/2018	2.56	0	0	0.25%	-8.0%	12/31/2018	2.61	15	38	0.00%	-7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.4%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Contrarian Core Fund Advisor Class - 06-095

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$19,406	$20,514	769
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$19,406

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$19,406	10,079	$1.93
Band 100	-	-	1.96
Band 75	-	-	2.00
Band 50	-	-	2.04
Band 25	-	-	2.08
Band 0	-	-	2.13
Total	$19,406	10,079

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$97
Mortality & expense charges			(275)
Net investment income (loss)			(178)

Gain (loss) on investments:
Net realized gain (loss)			731
Realized gain distributions			1,722
Net change in unrealized appreciation (depreciation)			(7,298)
Net gain (loss)			(4,845)

Increase (decrease) in net assets from operations			$(5,023)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(178)	$(586)
Net realized gain (loss)		731	14,307
Realized gain distributions		1,722	3,158
Net change in unrealized appreciation (depreciation)		(7,298)	(5,832)

Increase (decrease) in net assets from operations		(5,023)	11,047

Contract owner transactions:
Proceeds from units sold		399	404
Cost of units redeemed		(3,808)	(41,966)
Account charges		-	-
Increase (decrease)		(3,409)	(41,562)
Net increase (decrease)		(8,432)	(30,515)
Net assets, beginning		27,838	58,353
Net assets, ending		$19,406	$27,838

Units sold		191	184
Units redeemed		(1,740)	(18,475)
Net increase (decrease)		(1,549)	(18,291)
Units outstanding, beginning		11,628	29,919
Units outstanding, ending		10,079	11,628

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$580,553
Cost of units redeemed/account charges			(676,691)
Net investment income (loss)			(5,361)
Net realized gain (loss)			70,403
Realized gain distributions			51,610
Net change in unrealized appreciation (depreciation)			(1,108)
Net assets			$19,406

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.93	10	$19	1.25%	-19.6%	12/31/2022	$1.96	0	$0	1.00%	-19.4%	12/31/2022	$2.00	0	$0	0.75%	-19.2%
12/31/2021	2.39	12	28	1.25%	22.8%	12/31/2021	2.44	0	0	1.00%	23.1%	12/31/2021	2.48	0	0	0.75%	23.4%
12/31/2020	1.95	30	58	1.25%	20.8%	12/31/2020	1.98	0	0	1.00%	21.1%	12/31/2020	2.01	0	0	0.75%	21.4%
12/31/2019	1.61	40	65	1.25%	31.3%	12/31/2019	1.64	0	0	1.00%	31.6%	12/31/2019	1.66	0	0	0.75%	32.0%
12/31/2018	1.23	237	291	1.25%	-10.1%	12/31/2018	1.24	0	0	1.00%	-9.9%	12/31/2018	1.25	0	0	0.75%	-9.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.04	0	$0	0.50%	-19.0%	12/31/2022	$2.08	0	$0	0.25%	-18.8%	12/31/2022	$2.13	0	$0	0.00%	-18.6%
12/31/2021	2.52	0	0	0.50%	23.7%	12/31/2021	2.57	0	0	0.25%	24.0%	12/31/2021	2.61	0	0	0.00%	24.3%
12/31/2020	2.04	0	0	0.50%	21.7%	12/31/2020	2.07	0	0	0.25%	22.0%	12/31/2020	2.10	0	0	0.00%	22.3%
12/31/2019	1.68	0	0	0.50%	32.3%	12/31/2019	1.70	0	0	0.25%	32.6%	12/31/2019	1.72	0	0	0.00%	33.0%
12/31/2018	1.27	0	0	0.50%	-9.4%	12/31/2018	1.28	0	0	0.25%	-9.2%	12/31/2018	1.29	0	0	0.00%	-9.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.4%
2021	0.3%
2020	0.7%
2019	0.4%
2018	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Select Mid Cap Value Fund Advisor Class - 06-098

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,354,372	$2,618,872	186,998
Receivables: investments sold	-
Payables: investments purchased	(15,024)
Net assets	$2,339,348

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,339,348	1,371,554	$1.71
Band 100	-	-	1.74
Band 75	-	-	1.77
Band 50	-	-	1.81
Band 25	-	-	1.85
Band 0	-	-	1.88
Total	$2,339,348	1,371,554

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$15,313
Mortality & expense charges			(22,334)
Net investment income (loss)			(7,021)

Gain (loss) on investments:
Net realized gain (loss)			4,647
Realized gain distributions			109,868
Net change in unrealized appreciation (depreciation)			(341,287)
Net gain (loss)			(226,772)

Increase (decrease) in net assets from operations			$(233,793)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,021)	$(5,409)
Net realized gain (loss)		4,647	50,927
Realized gain distributions		109,868	68,925
Net change in unrealized appreciation (depreciation)		(341,287)	86,478

Increase (decrease) in net assets from operations		(233,793)	200,921

Contract owner transactions:
Proceeds from units sold		2,156,245	580,483
Cost of units redeemed		(502,368)	(430,816)
Account charges		(854)	(552)
Increase (decrease)		1,653,023	149,115
Net increase (decrease)		1,419,230	350,036
Net assets, beginning		920,118	570,082
Net assets, ending		$2,339,348	$920,118

Units sold		1,189,306	344,493
Units redeemed		(301,801)	(251,958)
Net increase (decrease)		887,505	92,535
Units outstanding, beginning		484,049	391,514
Units outstanding, ending		1,371,554	484,049

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$3,350,643
Cost of units redeemed/account charges			(1,119,446)
Net investment income (loss)			(16,114)
Net realized gain (loss)			38,438
Realized gain distributions			350,327
Net change in unrealized appreciation (depreciation)			(264,500)
Net assets			$2,339,348

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.71	1,372	$2,339	1.25%	-10.3%	12/31/2022	$1.74	0	$0	1.00%	-10.0%	12/31/2022	$1.77	0	$0	0.75%	-9.8%
12/31/2021	1.90	484	920	1.25%	30.5%	12/31/2021	1.93	0	0	1.00%	30.9%	12/31/2021	1.97	0	0	0.75%	31.2%
12/31/2020	1.46	392	570	1.25%	5.5%	12/31/2020	1.48	0	0	1.00%	5.8%	12/31/2020	1.50	0	0	0.75%	6.0%
12/31/2019	1.38	346	477	1.25%	30.0%	12/31/2019	1.40	0	0	1.00%	30.3%	12/31/2019	1.41	0	0	0.75%	30.6%
12/31/2018	1.06	309	328	1.25%	-14.3%	12/31/2018	1.07	0	0	1.00%	-14.1%	12/31/2018	1.08	0	0	0.75%	-13.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.81	0	$0	0.50%	-9.6%	12/31/2022	$1.85	0	$0	0.25%	-9.4%	12/31/2022	$1.88	0	$0	0.00%	-9.1%
12/31/2021	2.00	0	0	0.50%	31.5%	12/31/2021	2.04	0	0	0.25%	31.9%	12/31/2021	2.07	0	0	0.00%	32.2%
12/31/2020	1.52	0	0	0.50%	6.3%	12/31/2020	1.55	0	0	0.25%	6.6%	12/31/2020	1.57	0	0	0.00%	6.8%
12/31/2019	1.43	0	0	0.50%	31.0%	12/31/2019	1.45	0	0	0.25%	31.3%	12/31/2019	1.47	0	0	0.00%	31.6%
12/31/2018	1.09	0	0	0.50%	-13.7%	12/31/2018	1.10	0	0	0.25%	-13.5%	12/31/2018	1.12	0	0	0.00%	-13.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.9%
2021	0.6%
2020	0.9%
2019	1.2%
2018	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Select Large Cap Value Fund Advisor Class - 06-099

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$189,452	$165,298	5,925
Receivables: investments sold	-
Payables: investments purchased	(1,270)
Net assets	$188,182

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$188,182	96,219	$1.96
Band 100	-	-	2.00
Band 75	-	-	2.04
Band 50	-	-	2.08
Band 25	-	-	2.12
Band 0	-	-	2.16
Total	$188,182	96,219

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$2,662
Mortality & expense charges			(2,350)
Net investment income (loss)			312

Gain (loss) on investments:
Net realized gain (loss)			18,012
Realized gain distributions			196
Net change in unrealized appreciation (depreciation)			(19,944)
Net gain (loss)			(1,736)

Increase (decrease) in net assets from operations			$(1,424)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$312	$1,836
Net realized gain (loss)		18,012	513
Realized gain distributions		196	9,058
Net change in unrealized appreciation (depreciation)		(19,944)	35,870

Increase (decrease) in net assets from operations		(1,424)	47,277

Contract owner transactions:
Proceeds from units sold		26,837	19,550
Cost of units redeemed		(87,698)	(613)
Account charges		(146)	(135)
Increase (decrease)		(61,007)	18,802
Net increase (decrease)		(62,431)	66,079
Net assets, beginning		250,613	184,534
Net assets, ending		$188,182	$250,613

Units sold		13,814	10,301
Units redeemed		(43,119)	(379)
Net increase (decrease)		(29,305)	9,922
Units outstanding, beginning		125,524	115,602
Units outstanding, ending		96,219	125,524

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$18,586,958
Cost of units redeemed/account charges			(20,142,528)
Net investment income (loss)			31,132
Net realized gain (loss)			917,968
Realized gain distributions			770,498
Net change in unrealized appreciation (depreciation)			24,154
Net assets			$188,182

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.96	96	$188	1.25%	-2.0%	12/31/2022	$2.00	0	$0	1.00%	-1.8%	12/31/2022	$2.04	0	$0	0.75%	-1.6%
12/31/2021	2.00	126	251	1.25%	25.1%	12/31/2021	2.03	0	0	1.00%	25.4%	12/31/2021	2.07	0	0	0.75%	25.7%
12/31/2020	1.60	116	185	1.25%	5.1%	12/31/2020	1.62	0	0	1.00%	5.3%	12/31/2020	1.64	0	0	0.75%	5.6%
12/31/2019	1.52	121	183	1.25%	25.3%	12/31/2019	1.54	0	0	1.00%	25.6%	12/31/2019	1.56	0	0	0.75%	25.9%
12/31/2018	1.21	3,828	4,641	1.25%	-13.2%	12/31/2018	1.22	0	0	1.00%	-13.0%	12/31/2018	1.24	0	0	0.75%	-12.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.08	0	$0	0.50%	-1.3%	12/31/2022	$2.12	0	$0	0.25%	-1.1%	12/31/2022	$2.16	0	$0	0.00%	-0.8%
12/31/2021	2.10	0	0	0.50%	26.0%	12/31/2021	2.14	0	0	0.25%	26.3%	12/31/2021	2.18	0	0	0.00%	26.6%
12/31/2020	1.67	0	0	0.50%	5.9%	12/31/2020	1.69	0	0	0.25%	6.1%	12/31/2020	1.72	0	0	0.00%	6.4%
12/31/2019	1.58	0	0	0.50%	26.2%	12/31/2019	1.60	0	0	0.25%	26.6%	12/31/2019	1.62	0	0	0.00%	26.9%
12/31/2018	1.25	0	0	0.50%	-12.5%	12/31/2018	1.26	0	0	0.25%	-12.3%	12/31/2018	1.27	0	0	0.00%	-12.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.2%
2021	2.1%
2020	2.3%
2019	0.1%
2018	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Contrarian Core Fund A Class - 06-902

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$34,775	$41,147	1,430
Receivables: investments sold	-
Payables: investments purchased	(46)
Net assets	$34,729

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$34,729	18,406	$1.89
Band 100	-	-	1.92
Band 75	-	-	1.96
Band 50	-	-	2.00
Band 25	-	-	2.04
Band 0	-	-	2.08
Total	$34,729	18,406

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$70
Mortality & expense charges			(406)
Net investment income (loss)			(336)

Gain (loss) on investments:
Net realized gain (loss)			(803)
Realized gain distributions			2,632
Net change in unrealized appreciation (depreciation)			(8,865)
Net gain (loss)			(7,036)

Increase (decrease) in net assets from operations			$(7,372)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(336)	$(313)
Net realized gain (loss)		(803)	1,627
Realized gain distributions		2,632	3,871
Net change in unrealized appreciation (depreciation)		(8,865)	945

Increase (decrease) in net assets from operations		(7,372)	6,130

Contract owner transactions:
Proceeds from units sold		14,731	10,135
Cost of units redeemed		(5,956)	(7,319)
Account charges		(63)	(51)
Increase (decrease)		8,712	2,765
Net increase (decrease)		1,340	8,895
Net assets, beginning		33,389	24,494
Net assets, ending		$34,729	$33,389

Units sold		7,438	4,676
Units redeemed		(3,224)	(3,235)
Net increase (decrease)		4,214	1,441
Units outstanding, beginning		14,192	12,751
Units outstanding, ending		18,406	14,192

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,691,539
Cost of units redeemed/account charges			(1,900,729)
Net investment income (loss)			(3,577)
Net realized gain (loss)			158,121
Realized gain distributions			95,747
Net change in unrealized appreciation (depreciation)			(6,372)
Net assets			$34,729

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.89	18	$35	1.25%	-19.8%	12/31/2022	$1.92	0	$0	1.00%	-19.6%	12/31/2022	$1.96	0	$0	0.75%	-19.4%
12/31/2021	2.35	14	33	1.25%	22.5%	12/31/2021	2.39	0	0	1.00%	22.8%	12/31/2021	2.44	0	0	0.75%	23.1%
12/31/2020	1.92	13	24	1.25%	20.5%	12/31/2020	1.95	0	0	1.00%	20.8%	12/31/2020	1.98	0	0	0.75%	21.1%
12/31/2019	1.59	207	330	1.25%	31.0%	12/31/2019	1.61	0	0	1.00%	31.3%	12/31/2019	1.63	0	0	0.75%	31.6%
12/31/2018	1.22	200	244	1.25%	-10.3%	12/31/2018	1.23	0	0	1.00%	-10.1%	12/31/2018	1.24	0	0	0.75%	-9.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.00	0	$0	0.50%	-19.2%	12/31/2022	$2.04	0	$0	0.25%	-19.0%	12/31/2022	$2.08	0	$0	0.00%	-18.8%
12/31/2021	2.48	0	0	0.50%	23.4%	12/31/2021	2.52	0	0	0.25%	23.7%	12/31/2021	2.57	0	0	0.00%	24.0%
12/31/2020	2.01	0	0	0.50%	21.4%	12/31/2020	2.04	0	0	0.25%	21.7%	12/31/2020	2.07	0	0	0.00%	22.0%
12/31/2019	1.66	0	0	0.50%	31.9%	12/31/2019	1.68	0	0	0.25%	32.3%	12/31/2019	1.70	0	0	0.00%	32.6%
12/31/2018	1.25	0	0	0.50%	-9.7%	12/31/2018	1.27	0	0	0.25%	-9.4%	12/31/2018	1.28	167	213	0.00%	-9.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.2%
2021	0.2%
2020	0.1%
2019	0.7%
2018	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Select Mid Cap Value Fund A Class - 06-911

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$210,054	$230,689	17,619
Receivables: investments sold	-
Payables: investments purchased	(201)
Net assets	$209,853

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$87,171	52,146	$1.67
Band 100	122,682	71,944	1.71
Band 75	-	-	1.74
Band 50	-	-	1.77
Band 25	-	-	1.81
Band 0	-	-	1.85
Total	$209,853	124,090

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,143
Mortality & expense charges			(2,004)
Net investment income (loss)			(861)

Gain (loss) on investments:
Net realized gain (loss)			(1,989)
Realized gain distributions			10,754
Net change in unrealized appreciation (depreciation)			(20,635)
Net gain (loss)			(11,870)

Increase (decrease) in net assets from operations			$(12,731)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(861)	$-
Net realized gain (loss)		(1,989)	-
Realized gain distributions		10,754	-
Net change in unrealized appreciation (depreciation)		(20,635)	-

Increase (decrease) in net assets from operations		(12,731)	-

Contract owner transactions:
Proceeds from units sold		243,197	-
Cost of units redeemed		(20,598)	-
Account charges		(15)	-
Increase (decrease)		222,584	-
Net increase (decrease)		209,853	-
Net assets, beginning		-	-
Net assets, ending		$209,853	$-

Units sold		136,045	-
Units redeemed		(11,955)	-
Net increase (decrease)		124,090	-
Units outstanding, beginning		-	-
Units outstanding, ending		124,090	-

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$347,408
Cost of units redeemed/account charges			(118,187)
Net investment income (loss)			(988)
Net realized gain (loss)			(13,159)
Realized gain distributions			15,414
Net change in unrealized appreciation (depreciation)			(20,635)
Net assets			$209,853

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.67	52	$87	1.25%	-10.6%	12/31/2022	$1.71	72	$123	1.00%	-10.3%	12/31/2022	$1.74	0	$0	0.75%	-10.1%
12/31/2021	1.87	0	0	1.25%	30.3%	12/31/2021	1.90	0	0	1.00%	30.6%	12/31/2021	1.94	0	0	0.75%	31.0%
12/31/2020	1.43	0	0	1.25%	5.2%	12/31/2020	1.46	0	0	1.00%	5.4%	12/31/2020	1.48	0	0	0.75%	5.7%
12/31/2019	1.36	76	103	1.25%	29.7%	12/31/2019	1.38	0	0	1.00%	30.0%	12/31/2019	1.40	0	0	0.75%	30.3%
12/31/2018	1.05	0	0	1.25%	-14.5%	12/31/2018	1.06	0	0	1.00%	-14.3%	12/31/2018	1.07	0	0	0.75%	-14.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.77	0	$0	0.50%	-9.9%	12/31/2022	$1.81	0	$0	0.25%	-9.7%	12/31/2022	$1.85	0	$0	0.00%	-9.5%
12/31/2021	1.97	0	0	0.50%	31.3%	12/31/2021	2.00	0	0	0.25%	31.6%	12/31/2021	2.04	0	0	0.00%	32.0%
12/31/2020	1.50	0	0	0.50%	6.0%	12/31/2020	1.52	0	0	0.25%	6.2%	12/31/2020	1.55	0	0	0.00%	6.5%
12/31/2019	1.42	0	0	0.50%	30.6%	12/31/2019	1.43	0	0	0.25%	31.0%	12/31/2019	1.45	0	0	0.00%	31.3%
12/31/2018	1.08	0	0	0.50%	-13.9%	12/31/2018	1.09	0	0	0.25%	-13.7%	12/31/2018	1.11	0	0	0.00%	-13.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.1%
2021	0.0%
2020	1.2%
2019	0.5%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Select Large Cap Value Fund A Class - 06-912

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.92
Band 100	-	-	1.96
Band 75	-	-	1.99
Band 50	-	-	2.03
Band 25	-	-	2.08
Band 0	-	-	2.12
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(224)
Net investment income (loss)			(224)

Gain (loss) on investments:
Net realized gain (loss)			(2,787)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,360
Net gain (loss)			(1,427)

Increase (decrease) in net assets from operations			$(1,651)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(224)	$46
Net realized gain (loss)		(2,787)	5,606
Realized gain distributions		-	1,222
Net change in unrealized appreciation (depreciation)		1,360	(2,452)

Increase (decrease) in net assets from operations		(1,651)	4,422

Contract owner transactions:
Proceeds from units sold		67,117	42,526
Cost of units redeemed		(96,955)	(43,464)
Account charges		(88)	(62)
Increase (decrease)		(29,926)	(1,000)
Net increase (decrease)		(31,577)	3,422
Net assets, beginning		31,577	28,155
Net assets, ending		$-	$31,577

Units sold		39,612	21,884
Units redeemed		(55,706)	(23,698)
Net increase (decrease)		(16,094)	(1,814)
Units outstanding, beginning		16,094	17,908
Units outstanding, ending		-	16,094

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$190,437
Cost of units redeemed/account charges			(198,030)
Net investment income (loss)			824
Net realized gain (loss)			763
Realized gain distributions			6,006
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.92	0	$0	1.25%	-2.3%	12/31/2022	$1.96	0	$0	1.00%	-2.1%	12/31/2022	$1.99	0	$0	0.75%	-1.8%
12/31/2021	1.96	16	32	1.25%	24.8%	12/31/2021	2.00	0	0	1.00%	25.1%	12/31/2021	2.03	0	0	0.75%	25.4%
12/31/2020	1.57	18	28	1.25%	4.8%	12/31/2020	1.60	0	0	1.00%	5.1%	12/31/2020	1.62	0	0	0.75%	5.3%
12/31/2019	1.50	17	26	1.25%	25.0%	12/31/2019	1.52	0	0	1.00%	25.3%	12/31/2019	1.54	0	0	0.75%	25.6%
12/31/2018	1.20	56	68	1.25%	-13.4%	12/31/2018	1.21	0	0	1.00%	-13.2%	12/31/2018	1.22	0	0	0.75%	-13.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.03	0	$0	0.50%	-1.6%	12/31/2022	$2.08	0	$0	0.25%	-1.3%	12/31/2022	$2.12	0	$0	0.00%	-1.1%
12/31/2021	2.07	0	0	0.50%	25.7%	12/31/2021	2.10	0	0	0.25%	26.1%	12/31/2021	2.14	0	0	0.00%	26.4%
12/31/2020	1.64	0	0	0.50%	5.6%	12/31/2020	1.67	0	0	0.25%	5.8%	12/31/2020	1.69	0	0	0.00%	6.1%
12/31/2019	1.56	0	0	0.50%	25.9%	12/31/2019	1.58	0	0	0.25%	26.3%	12/31/2019	1.60	0	0	0.00%	26.6%
12/31/2018	1.24	0	0	0.50%	-12.7%	12/31/2018	1.25	0	0	0.25%	-12.5%	12/31/2018	1.26	0	0	0.00%	-12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	1.8%
2020	2.2%
2019	0.9%
2018	3.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Select Small Cap Value Fund A Class - 06-913

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$343,758	$339,618	19,417
Receivables: investments sold	-
Payables: investments purchased	(456)
Net assets	$343,302

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$267,154	184,622	$1.45
Band 100	76,148	51,587	1.48
Band 75	-	-	1.51
Band 50	-	-	1.54
Band 25	-	-	1.57
Band 0	-	-	1.60
Total	$343,302	236,209

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$2,747
Mortality & expense charges			(4,177)
Net investment income (loss)			(1,430)

Gain (loss) on investments:
Net realized gain (loss)			1,777
Realized gain distributions			12,408
Net change in unrealized appreciation (depreciation)			(76,896)
Net gain (loss)			(62,711)

Increase (decrease) in net assets from operations			$(64,141)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,430)	$(4,170)
Net realized gain (loss)		1,777	5,883
Realized gain distributions		12,408	24,435
Net change in unrealized appreciation (depreciation)		(76,896)	60,978

Increase (decrease) in net assets from operations		(64,141)	87,126

Contract owner transactions:
Proceeds from units sold		34,051	23,393
Cost of units redeemed		(4,527)	(34,351)
Account charges		(125)	(92)
Increase (decrease)		29,399	(11,050)
Net increase (decrease)		(34,742)	76,076
Net assets, beginning		378,044	301,968
Net assets, ending		$343,302	$378,044

Units sold		23,764	15,011
Units redeemed		(4,966)	(22,713)
Net increase (decrease)		18,798	(7,702)
Units outstanding, beginning		217,411	225,113
Units outstanding, ending		236,209	217,411

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,166,369
Cost of units redeemed/account charges			(1,023,893)
Net investment income (loss)			(32,733)
Net realized gain (loss)			(23,307)
Realized gain distributions			252,726
Net change in unrealized appreciation (depreciation)			4,140
Net assets			$343,302

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.45	185	$267	1.25%	-16.4%	12/31/2022	$1.48	52	$76	1.00%	-16.2%	12/31/2022	$1.51	0	$0	0.75%	-16.0%
12/31/2021	1.73	163	283	1.25%	29.5%	12/31/2021	1.76	54	95	1.00%	29.9%	12/31/2021	1.79	0	0	0.75%	30.2%
12/31/2020	1.34	170	227	1.25%	8.2%	12/31/2020	1.36	55	75	1.00%	8.5%	12/31/2020	1.38	0	0	0.75%	8.8%
12/31/2019	1.24	171	212	1.25%	17.3%	12/31/2019	1.25	82	103	1.00%	17.6%	12/31/2019	1.27	0	0	0.75%	17.9%
12/31/2018	1.05	258	272	1.25%	-14.6%	12/31/2018	1.06	138	147	1.00%	-14.4%	12/31/2018	1.07	0	0	0.75%	-14.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.54	0	$0	0.50%	-15.8%	12/31/2022	$1.57	0	$0	0.25%	-15.6%	12/31/2022	$1.60	0	$0	0.00%	-15.4%
12/31/2021	1.82	0	0	0.50%	30.5%	12/31/2021	1.86	0	0	0.25%	30.8%	12/31/2021	1.89	0	0	0.00%	31.2%
12/31/2020	1.40	0	0	0.50%	9.0%	12/31/2020	1.42	0	0	0.25%	9.3%	12/31/2020	1.44	0	0	0.00%	9.6%
12/31/2019	1.28	0	0	0.50%	18.2%	12/31/2019	1.30	0	0	0.25%	18.5%	12/31/2019	1.31	0	0	0.00%	18.8%
12/31/2018	1.08	0	0	0.50%	-14.0%	12/31/2018	1.10	0	0	0.25%	-13.8%	12/31/2018	1.11	62	68	0.00%	-13.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.8%
2021	0.0%
2020	0.0%
2019	0.1%
2018	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Quality Income Fund A Class - 06-914

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,054	$4,778	229
Receivables: investments sold	46
Payables: investments purchased	-
Net assets	$4,100

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,100	1,131	$3.62
Band 100	-	-	3.70
Band 75	-	-	3.77
Band 50	-	-	3.85
Band 25	-	-	3.92
Band 0	-	-	4.00
Total	$4,100	1,131

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$223
Mortality & expense charges			(130)
Net investment income (loss)			93

Gain (loss) on investments:
Net realized gain (loss)			(1,907)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(422)
Net gain (loss)			(2,329)

Increase (decrease) in net assets from operations			$(2,236)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$93	$862
Net realized gain (loss)		(1,907)	7,553
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(422)	(6,197)

Increase (decrease) in net assets from operations		(2,236)	2,218

Contract owner transactions:
Proceeds from units sold		2,325	8,275
Cost of units redeemed		(12,589)	(161,895)
Account charges		(1)	(5)
Increase (decrease)		(10,265)	(153,625)
Net increase (decrease)		(12,501)	(151,407)
Net assets, beginning		16,601	168,008
Net assets, ending		$4,100	$16,601

Units sold		583	1,821
Units redeemed		(3,201)	(35,485)
Net increase (decrease)		(2,618)	(33,664)
Units outstanding, beginning		3,749	37,413
Units outstanding, ending		1,131	3,749

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$930,983
Cost of units redeemed/account charges			(953,525)
Net investment income (loss)			16,010
Net realized gain (loss)			7,903
Realized gain distributions			3,453
Net change in unrealized appreciation (depreciation)			(724)
Net assets			$4,100

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.62	1	$4	1.25%	-18.1%	12/31/2022	$3.70	0	$0	1.00%	-17.9%	12/31/2022	$3.77	0	$0	0.75%	-17.7%
12/31/2021	4.43	4	17	1.25%	-1.4%	12/31/2021	4.51	0	0	1.00%	-1.1%	12/31/2021	4.58	0	0	0.75%	-0.9%
12/31/2020	4.49	37	168	1.25%	4.5%	12/31/2020	4.56	0	0	1.00%	4.8%	12/31/2020	4.63	0	0	0.75%	5.0%
12/31/2019	4.30	261	280	1.25%	5.2%	12/31/2019	4.35	0	0	1.00%	5.5%	12/31/2019	4.40	0	0	0.75%	5.7%
12/31/2018	4.08	287	293	1.25%	0.2%	12/31/2018	4.12	0	0	1.00%	0.5%	12/31/2018	4.17	0	0	0.75%	0.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.85	0	$0	0.50%	-17.5%	12/31/2022	$3.92	0	$0	0.25%	-17.3%	12/31/2022	$4.00	0	$0	0.00%	-17.1%
12/31/2021	4.67	0	0	0.50%	-0.6%	12/31/2021	4.75	0	0	0.25%	-0.4%	12/31/2021	4.83	0	0	0.00%	-0.2%
12/31/2020	4.70	0	0	0.50%	5.3%	12/31/2020	4.77	0	0	0.25%	5.5%	12/31/2020	4.84	0	0	0.00%	5.8%
12/31/2019	4.46	0	0	0.50%	6.0%	12/31/2019	4.52	0	0	0.25%	6.3%	12/31/2019	4.57	0	0	0.00%	6.5%
12/31/2018	4.21	0	0	0.50%	1.0%	12/31/2018	4.25	0	0	0.25%	1.3%	12/31/2018	4.29	0	0	0.00%	1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.2%
2021	1.9%
2020	2.2%
2019	2.7%
2018	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Select Small Cap Value Fund Advisor Class - 06-946 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.48
Band 100	-	-	1.51
Band 75	-	-	1.54
Band 50	-	-	1.57
Band 25	-	-	1.60
Band 0	-	-	1.63
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$113,303
Cost of units redeemed/account charges			(129,778)
Net investment income (loss)			(1,596)
Net realized gain (loss)			(790)
Realized gain distributions			18,861
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.48	0	$0	1.25%	-16.2%	12/31/2022	$1.51	0	$0	1.00%	-16.0%	12/31/2022	$1.54	0	$0	0.75%	-15.8%
12/31/2021	1.76	0	0	1.25%	29.9%	12/31/2021	1.79	0	0	1.00%	30.2%	12/31/2021	1.82	0	0	0.75%	30.5%
12/31/2020	1.36	0	0	1.25%	8.5%	12/31/2020	1.38	0	0	1.00%	8.7%	12/31/2020	1.40	0	0	0.75%	9.0%
12/31/2019	1.25	0	0	1.25%	17.6%	12/31/2019	1.27	0	0	1.00%	17.9%	12/31/2019	1.28	0	0	0.75%	18.2%
12/31/2018	1.06	0	0	1.25%	-14.4%	12/31/2018	1.07	0	0	1.00%	-14.2%	12/31/2018	1.08	0	0	0.75%	-14.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.57	0	$0	0.50%	-15.6%	12/31/2022	$1.60	0	$0	0.25%	-15.4%	12/31/2022	$1.63	0	$0	0.00%	-15.2%
12/31/2021	1.86	0	0	0.50%	30.9%	12/31/2021	1.89	0	0	0.25%	31.2%	12/31/2021	1.92	0	0	0.00%	31.5%
12/31/2020	1.42	0	0	0.50%	9.3%	12/31/2020	1.44	0	0	0.25%	9.6%	12/31/2020	1.46	0	0	0.00%	9.8%
12/31/2019	1.30	0	0	0.50%	18.5%	12/31/2019	1.31	0	0	0.25%	18.8%	12/31/2019	1.33	0	0	0.00%	19.1%
12/31/2018	1.10	0	0	0.50%	-13.8%	12/31/2018	1.11	0	0	0.25%	-13.6%	12/31/2018	1.12	0	0	0.00%	-13.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Quality Income Fund Advisor Class - 06-947

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$56,221	$65,535	3,149
Receivables: investments sold	29
Payables: investments purchased	-
Net assets	$56,250

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$56,250	15,193	$3.70
Band 100	-	-	3.78
Band 75	-	-	3.85
Band 50	-	-	3.93
Band 25	-	-	4.01
Band 0	-	-	4.09
Total	$56,250	15,193

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,421
Mortality & expense charges			(598)
Net investment income (loss)			823

Gain (loss) on investments:
Net realized gain (loss)			(171)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(9,276)
Net gain (loss)			(9,447)

Increase (decrease) in net assets from operations			$(8,624)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$823	$1,053
Net realized gain (loss)		(171)	917
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(9,276)	(2,898)

Increase (decrease) in net assets from operations		(8,624)	(928)

Contract owner transactions:
Proceeds from units sold		18,031	8,409
Cost of units redeemed		(1,005)	(57,011)
Account charges		(108)	(149)
Increase (decrease)		16,918	(48,751)
Net increase (decrease)		8,294	(49,679)
Net assets, beginning		47,956	97,635
Net assets, ending		$56,250	$47,956

Units sold		4,832	1,846
Units redeemed		(272)	(12,603)
Net increase (decrease)		4,560	(10,757)
Units outstanding, beginning		10,633	21,390
Units outstanding, ending		15,193	10,633

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,095,172
Cost of units redeemed/account charges			(1,052,599)
Net investment income (loss)			15,050
Net realized gain (loss)			6,477
Realized gain distributions			1,464
Net change in unrealized appreciation (depreciation)			(9,314)
Net assets			$56,250

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.70	15	$56	1.25%	-17.9%	12/31/2022	$3.78	0	$0	1.00%	-17.7%	12/31/2022	$3.85	0	$0	0.75%	-17.5%
12/31/2021	4.51	11	48	1.25%	-1.2%	12/31/2021	4.59	0	0	1.00%	-0.9%	12/31/2021	4.67	0	0	0.75%	-0.7%
12/31/2020	4.56	21	98	1.25%	4.7%	12/31/2020	4.63	0	0	1.00%	5.0%	12/31/2020	4.70	0	0	0.75%	5.2%
12/31/2019	4.36	185	201	1.25%	5.5%	12/31/2019	4.41	0	0	1.00%	5.7%	12/31/2019	4.47	0	0	0.75%	6.0%
12/31/2018	4.13	257	266	1.25%	0.7%	12/31/2018	4.17	0	0	1.00%	0.9%	12/31/2018	4.21	0	0	0.75%	1.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.93	0	$0	0.50%	-17.3%	12/31/2022	$4.01	0	$0	0.25%	-17.1%	12/31/2022	$4.09	0	$0	0.00%	-16.9%
12/31/2021	4.75	0	0	0.50%	-0.4%	12/31/2021	4.83	0	0	0.25%	-0.2%	12/31/2021	4.92	0	0	0.00%	0.1%
12/31/2020	4.77	0	0	0.50%	5.5%	12/31/2020	4.84	0	0	0.25%	5.8%	12/31/2020	4.92	0	0	0.00%	6.0%
12/31/2019	4.52	0	0	0.50%	6.3%	12/31/2019	4.58	0	0	0.25%	6.5%	12/31/2019	4.64	0	0	0.00%	6.8%
12/31/2018	4.26	0	0	0.50%	1.4%	12/31/2018	4.30	0	0	0.25%	1.7%	12/31/2018	4.34	0	0	0.00%	2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.7%
2021	3.1%
2020	4.6%
2019	2.1%
2018	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Select Small Cap Value Fund Institutional Class - 06-CNX (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.50
Band 100	-	-	1.53
Band 75	-	-	1.56
Band 50	-	-	1.58
Band 25	-	-	1.61
Band 0	-	-	1.63
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.50	0	$0	1.25%	-16.2%	12/31/2022	$1.53	0	$0	1.00%	-16.0%	12/31/2022	$1.56	0	$0	0.75%	-15.8%
12/31/2021	1.80	0	0	1.25%	29.9%	12/31/2021	1.82	0	0	1.00%	30.2%	12/31/2021	1.85	0	0	0.75%	30.5%
12/31/2020	1.38	0	0	1.25%	8.5%	12/31/2020	1.40	0	0	1.00%	8.8%	12/31/2020	1.42	0	0	0.75%	9.0%
12/31/2019	1.28	0	0	1.25%	17.5%	12/31/2019	1.29	0	0	1.00%	17.8%	12/31/2019	1.30	0	0	0.75%	18.1%
12/31/2018	1.08	0	0	1.25%	-14.4%	12/31/2018	1.09	0	0	1.00%	-14.2%	12/31/2018	1.10	0	0	0.75%	-14.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.58	0	$0	0.50%	-15.6%	12/31/2022	$1.61	0	$0	0.25%	-15.4%	12/31/2022	$1.63	0	$0	0.00%	-15.2%
12/31/2021	1.87	0	0	0.50%	30.8%	12/31/2021	1.90	0	0	0.25%	31.2%	12/31/2021	1.93	0	0	0.00%	31.5%
12/31/2020	1.43	0	0	0.50%	9.3%	12/31/2020	1.45	0	0	0.25%	9.6%	12/31/2020	1.47	0	0	0.00%	9.8%
12/31/2019	1.31	0	0	0.50%	18.4%	12/31/2019	1.32	0	0	0.25%	18.7%	12/31/2019	1.33	0	0	0.00%	19.0%
12/31/2018	1.11	0	0	0.50%	-13.8%	12/31/2018	1.11	0	0	0.25%	-13.5%	12/31/2018	1.12	0	0	0.00%	-13.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Acorn International Fund Institutional 3 Class - 06-CWF

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$44,346	$66,827	2,027
Receivables: investments sold	-
Payables: investments purchased	(58)
Net assets	$44,288

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$44,288	38,009	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.20
Band 50	-	-	1.22
Band 25	-	-	1.24
Band 0	-	-	1.26
Total	$44,288	38,009

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(537)
Net investment income (loss)			(537)

Gain (loss) on investments:
Net realized gain (loss)			(335)
Realized gain distributions			1,191
Net change in unrealized appreciation (depreciation)			(19,473)
Net gain (loss)			(18,617)

Increase (decrease) in net assets from operations			$(19,154)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(537)	$373
Net realized gain (loss)		(335)	15
Realized gain distributions		1,191	6,495
Net change in unrealized appreciation (depreciation)		(19,473)	(3,008)

Increase (decrease) in net assets from operations		(19,154)	3,875

Contract owner transactions:
Proceeds from units sold		10,673	90,309
Cost of units redeemed		-	(40,997)
Account charges		(221)	(197)
Increase (decrease)		10,452	49,115
Net increase (decrease)		(8,702)	52,990
Net assets, beginning		52,990	-
Net assets, ending		$44,288	$52,990

Units sold		8,367	54,723
Units redeemed		(188)	(24,893)
Net increase (decrease)		8,179	29,830
Units outstanding, beginning		29,830	-
Units outstanding, ending		38,009	29,830

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$101,216
Cost of units redeemed/account charges			(41,649)
Net investment income (loss)			(164)
Net realized gain (loss)			(320)
Realized gain distributions			7,686
Net change in unrealized appreciation (depreciation)			(22,481)
Net assets			$44,288

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.17	38	$44	1.25%	-34.4%	12/31/2022	$1.18	0	$0	1.00%	-34.2%	12/31/2022	$1.20	0	$0	0.75%	-34.1%
12/31/2021	1.78	30	53	1.25%	11.6%	12/31/2021	1.80	0	0	1.00%	11.9%	12/31/2021	1.82	0	0	0.75%	12.2%
12/31/2020	1.59	0	0	1.25%	13.7%	12/31/2020	1.61	0	0	1.00%	14.0%	12/31/2020	1.62	0	0	0.75%	14.2%
12/31/2019	1.40	0	0	1.25%	28.4%	12/31/2019	1.41	0	0	1.00%	28.7%	12/31/2019	1.42	0	0	0.75%	29.1%
12/31/2018	1.09	0	0	1.25%	-16.9%	12/31/2018	1.10	0	0	1.00%	-16.7%	12/31/2018	1.10	0	0	0.75%	-16.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.22	0	$0	0.50%	-33.9%	12/31/2022	$1.24	0	$0	0.25%	-33.7%	12/31/2022	$1.26	0	$0	0.00%	-33.6%
12/31/2021	1.85	0	0	0.50%	12.4%	12/31/2021	1.87	0	0	0.25%	12.7%	12/31/2021	1.89	0	0	0.00%	13.0%
12/31/2020	1.64	0	0	0.50%	14.5%	12/31/2020	1.66	0	0	0.25%	14.8%	12/31/2020	1.67	0	0	0.00%	15.1%
12/31/2019	1.43	0	0	0.50%	29.4%	12/31/2019	1.44	0	0	0.25%	29.7%	12/31/2019	1.46	0	0	0.00%	30.0%
12/31/2018	1.11	0	0	0.50%	-16.2%	12/31/2018	1.11	0	0	0.25%	-16.0%	12/31/2018	1.12	0	0	0.00%	-15.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	3.1%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Emerging Markets Bond Fund Institutional 3 Class - 06-CWG

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$198,166	$240,186	21,542
Receivables: investments sold	-
Payables: investments purchased	(4,927)
Net assets	$193,239

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$193,239	198,783	$0.97
Band 100	-	-	0.99
Band 75	-	-	1.00
Band 50	-	-	1.02
Band 25	-	-	1.03
Band 0	-	-	1.05
Total	$193,239	198,783

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$9,702
Mortality & expense charges			(2,806)
Net investment income (loss)			6,896

Gain (loss) on investments:
Net realized gain (loss)			(14,579)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(37,330)
Net gain (loss)			(51,909)

Increase (decrease) in net assets from operations			$(45,013)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,896	$5,967
Net realized gain (loss)		(14,579)	340
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(37,330)	(14,909)

Increase (decrease) in net assets from operations		(45,013)	(8,602)

Contract owner transactions:
Proceeds from units sold		41,744	66,157
Cost of units redeemed		(67,813)	(36,664)
Account charges		(52)	(146)
Increase (decrease)		(26,121)	29,347
Net increase (decrease)		(71,134)	20,745
Net assets, beginning		264,373	243,628
Net assets, ending		$193,239	$264,373

Units sold		43,299	57,048
Units redeemed		(70,899)	(32,108)
Net increase (decrease)		(27,600)	24,940
Units outstanding, beginning		226,383	201,443
Units outstanding, ending		198,783	226,383

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$499,397
Cost of units redeemed/account charges			(275,159)
Net investment income (loss)			33,303
Net realized gain (loss)			(22,282)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(42,020)
Net assets			$193,239

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.97	199	$193	1.25%	-16.8%	12/31/2022	$0.99	0	$0	1.00%	-16.5%	12/31/2022	$1.00	0	$0	0.75%	-16.3%
12/31/2021	1.17	226	264	1.25%	-3.4%	12/31/2021	1.18	0	0	1.00%	-3.2%	12/31/2021	1.20	0	0	0.75%	-3.0%
12/31/2020	1.21	201	244	1.25%	6.5%	12/31/2020	1.22	0	0	1.00%	6.8%	12/31/2020	1.23	0	0	0.75%	7.1%
12/31/2019	1.14	186	212	1.25%	11.0%	12/31/2019	1.14	0	0	1.00%	11.2%	12/31/2019	1.15	0	0	0.75%	11.5%
12/31/2018	1.02	162	165	1.25%	-8.8%	12/31/2018	1.03	0	0	1.00%	-8.6%	12/31/2018	1.03	0	0	0.75%	-8.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.02	0	$0	0.50%	-16.1%	12/31/2022	$1.03	0	$0	0.25%	-15.9%	12/31/2022	$1.05	0	$0	0.00%	-15.7%
12/31/2021	1.21	0	0	0.50%	-2.7%	12/31/2021	1.23	0	0	0.25%	-2.5%	12/31/2021	1.24	0	0	0.00%	-2.2%
12/31/2020	1.25	0	0	0.50%	7.3%	12/31/2020	1.26	0	0	0.25%	7.6%	12/31/2020	1.27	0	0	0.00%	7.9%
12/31/2019	1.16	0	0	0.50%	11.8%	12/31/2019	1.17	0	0	0.25%	12.1%	12/31/2019	1.18	0	0	0.00%	12.3%
12/31/2018	1.04	0	0	0.50%	-8.1%	12/31/2018	1.04	0	0	0.25%	-7.9%	12/31/2018	1.05	0	0	0.00%	-7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	4.2%
2021	3.5%
2020	3.2%
2019	3.8%
2018	5.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Overseas Value Fund A Class - 06-FTM

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$49,408	$51,120	5,119
Receivables: investments sold	-
Payables: investments purchased	(928)
Net assets	$48,480

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$48,480	43,391	$1.12
Band 100	-	-	1.13
Band 75	-	-	1.15
Band 50	-	-	1.16
Band 25	-	-	1.18
Band 0	-	-	1.20
Total	$48,480	43,391

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$297
Mortality & expense charges			(570)
Net investment income (loss)			(273)

Gain (loss) on investments:
Net realized gain (loss)			6,899
Realized gain distributions			442
Net change in unrealized appreciation (depreciation)			(5,422)
Net gain (loss)			1,919

Increase (decrease) in net assets from operations			$1,646

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(273)	$1,471
Net realized gain (loss)		6,899	20,240
Realized gain distributions		442	656
Net change in unrealized appreciation (depreciation)		(5,422)	(5,720)

Increase (decrease) in net assets from operations		1,646	16,647

Contract owner transactions:
Proceeds from units sold		37,510	51,483
Cost of units redeemed		(90,477)	(123,292)
Account charges		(17)	(1)
Increase (decrease)		(52,984)	(71,810)
Net increase (decrease)		(51,338)	(55,163)
Net assets, beginning		99,818	154,981
Net assets, ending		$48,480	$99,818

Units sold		32,856	42,392
Units redeemed		(72,179)	(96,016)
Net increase (decrease)		(39,323)	(53,624)
Units outstanding, beginning		82,714	136,338
Units outstanding, ending		43,391	82,714

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$236,243
Cost of units redeemed/account charges			(220,498)
Net investment income (loss)			5,546
Net realized gain (loss)			27,032
Realized gain distributions			1,869
Net change in unrealized appreciation (depreciation)			(1,712)
Net assets			$48,480

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.12	43	$48	1.25%	-7.4%	12/31/2022	$1.13	0	$0	1.00%	-7.2%	12/31/2022	$1.15	0	$0	0.75%	-7.0%
12/31/2021	1.21	83	100	1.25%	9.2%	12/31/2021	1.22	0	0	1.00%	9.5%	12/31/2021	1.23	0	0	0.75%	9.8%
12/31/2020	1.10	49	54	1.25%	-1.6%	12/31/2020	1.11	0	0	1.00%	-1.4%	12/31/2020	1.12	0	0	0.75%	-1.1%
12/31/2019	1.12	20	23	1.25%	20.6%	12/31/2019	1.13	0	0	1.00%	20.9%	12/31/2019	1.14	0	0	0.75%	21.2%
12/31/2018	0.93	0	0	1.25%	-17.8%	12/31/2018	0.94	0	0	1.00%	-17.6%	12/31/2018	0.94	0	0	0.75%	-17.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.16	0	$0	0.50%	-6.7%	12/31/2022	$1.18	0	$0	0.25%	-6.5%	12/31/2022	$1.20	0	$0	0.00%	-6.3%
12/31/2021	1.25	0	0	0.50%	10.1%	12/31/2021	1.26	0	0	0.25%	10.3%	12/31/2021	1.28	0	0	0.00%	10.6%
12/31/2020	1.13	0	0	0.50%	-0.9%	12/31/2020	1.14	0	0	0.25%	-0.6%	12/31/2020	1.15	88	101	0.00%	-0.4%
12/31/2019	1.14	0	0	0.50%	21.5%	12/31/2019	1.15	0	0	0.25%	21.8%	12/31/2019	1.16	71	82	0.00%	22.1%
12/31/2018	0.94	0	0	0.50%	-17.1%	12/31/2018	0.95	0	0	0.25%	-16.9%	12/31/2018	0.95	0	0	0.00%	-16.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.4%
2021	2.0%
2020	1.1%
2019	6.5%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Overseas Value Fund Advisor Class - 06-FTN

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,331,732	$4,488,485	456,550
Receivables: investments sold	-
Payables: investments purchased	(21,892)
Net assets	$4,309,840

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,309,840	3,806,055	$1.13
Band 100	-	-	1.15
Band 75	-	-	1.16
Band 50	-	-	1.18
Band 25	-	-	1.20
Band 0	-	-	1.21
Total	$4,309,840	3,806,055

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$35,016
Mortality & expense charges			(55,026)
Net investment income (loss)			(20,010)

Gain (loss) on investments:
Net realized gain (loss)			58,370
Realized gain distributions			44,166
Net change in unrealized appreciation (depreciation)			(388,211)
Net gain (loss)			(285,675)

Increase (decrease) in net assets from operations			$(305,685)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(20,010)	$(5,553)
Net realized gain (loss)		58,370	3,521,219
Realized gain distributions		44,166	39,607
Net change in unrealized appreciation (depreciation)		(388,211)	(1,350,615)

Increase (decrease) in net assets from operations		(305,685)	2,204,658

Contract owner transactions:
Proceeds from units sold		559,020	5,935,990
Cost of units redeemed		(2,009,865)	(21,154,314)
Account charges		(3,179)	(49,271)
Increase (decrease)		(1,454,024)	(15,267,595)
Net increase (decrease)		(1,759,709)	(13,062,937)
Net assets, beginning		6,069,549	19,132,486
Net assets, ending		$4,309,840	$6,069,549

Units sold		518,598	5,204,380
Units redeemed		(1,684,246)	(17,401,342)
Net increase (decrease)		(1,165,648)	(12,196,962)
Units outstanding, beginning		4,971,703	17,168,665
Units outstanding, ending		3,806,055	4,971,703

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$32,270,370
Cost of units redeemed/account charges			(31,414,197)
Net investment income (loss)			713,233
Net realized gain (loss)			2,673,990
Realized gain distributions			223,197
Net change in unrealized appreciation (depreciation)			(156,753)
Net assets			$4,309,840

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.13	3,806	$4,310	1.25%	-7.2%	12/31/2022	$1.15	0	$0	1.00%	-7.0%	12/31/2022	$1.16	0	$0	0.75%	-6.8%
12/31/2021	1.22	4,972	6,070	1.25%	9.6%	12/31/2021	1.23	0	0	1.00%	9.8%	12/31/2021	1.25	0	0	0.75%	10.1%
12/31/2020	1.11	17,169	19,132	1.25%	-1.4%	12/31/2020	1.12	0	0	1.00%	-1.2%	12/31/2020	1.13	0	0	0.75%	-0.9%
12/31/2019	1.13	20,093	22,716	1.25%	20.9%	12/31/2019	1.14	0	0	1.00%	21.2%	12/31/2019	1.14	0	0	0.75%	21.5%
12/31/2018	0.93	964	901	1.25%	-17.6%	12/31/2018	0.94	0	0	1.00%	-17.4%	12/31/2018	0.94	0	0	0.75%	-17.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.18	0	$0	0.50%	-6.5%	12/31/2022	$1.20	0	$0	0.25%	-6.3%	12/31/2022	$1.21	0	$0	0.00%	-6.1%
12/31/2021	1.26	0	0	0.50%	10.4%	12/31/2021	1.28	0	0	0.25%	10.7%	12/31/2021	1.29	0	0	0.00%	10.9%
12/31/2020	1.14	0	0	0.50%	-0.7%	12/31/2020	1.15	0	0	0.25%	-0.4%	12/31/2020	1.16	0	0	0.00%	-0.2%
12/31/2019	1.15	0	0	0.50%	21.8%	12/31/2019	1.16	0	0	0.25%	22.1%	12/31/2019	1.17	0	0	0.00%	22.4%
12/31/2018	0.95	0	0	0.50%	-16.9%	12/31/2018	0.95	0	0	0.25%	-16.7%	12/31/2018	0.95	0	0	0.00%	-16.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.7%
2021	1.8%
2020	1.2%
2019	6.8%
2018	3.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Overseas Value Fund Institutional 3 Class - 06-FTP

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$22,620,531	$24,726,957	2,226,684
Receivables: investments sold	-
Payables: investments purchased	(1,600,632)
Net assets	$21,019,899

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$21,019,899	18,431,184	$1.14
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.19
Band 25	-	-	1.21
Band 0	-	-	1.22
Total	$21,019,899	18,431,184

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$206,683
Mortality & expense charges			(258,076)
Net investment income (loss)			(51,393)

Gain (loss) on investments:
Net realized gain (loss)			(188,643)
Realized gain distributions			219,411
Net change in unrealized appreciation (depreciation)			(1,456,300)
Net gain (loss)			(1,425,532)

Increase (decrease) in net assets from operations			$(1,476,925)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(51,393)	$474,812
Net realized gain (loss)		(188,643)	82,633
Realized gain distributions		219,411	138,888
Net change in unrealized appreciation (depreciation)		(1,456,300)	(754,436)

Increase (decrease) in net assets from operations		(1,476,925)	(58,103)

Contract owner transactions:
Proceeds from units sold		6,633,614	21,381,771
Cost of units redeemed		(5,744,847)	(1,120,092)
Account charges		(74,762)	(20,090)
Increase (decrease)		814,005	20,241,589
Net increase (decrease)		(662,920)	20,183,486
Net assets, beginning		21,682,819	1,499,333
Net assets, ending		$21,019,899	$21,682,819

Units sold		5,934,940	17,328,356
Units redeemed		(5,175,900)	(995,438)
Net increase (decrease)		759,040	16,332,918
Units outstanding, beginning		17,672,144	1,339,226
Units outstanding, ending		18,431,184	17,672,144

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$30,421,053
Cost of units redeemed/account charges			(8,011,679)
Net investment income (loss)			476,293
Net realized gain (loss)			(128,314)
Realized gain distributions			368,972
Net change in unrealized appreciation (depreciation)			(2,106,426)
Net assets			$21,019,899

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.14	18,431	$21,020	1.25%	-7.0%	12/31/2022	$1.16	0	$0	1.00%	-6.8%	12/31/2022	$1.17	0	$0	0.75%	-6.6%
12/31/2021	1.23	17,672	21,683	1.25%	9.6%	12/31/2021	1.24	0	0	1.00%	9.9%	12/31/2021	1.26	0	0	0.75%	10.1%
12/31/2020	1.12	1,339	1,499	1.25%	-1.3%	12/31/2020	1.13	0	0	1.00%	-1.1%	12/31/2020	1.14	0	0	0.75%	-0.8%
12/31/2019	1.13	1,359	1,541	1.25%	21.1%	12/31/2019	1.14	0	0	1.00%	21.4%	12/31/2019	1.15	0	0	0.75%	21.7%
12/31/2018	0.94	30	28	1.25%	-17.4%	12/31/2018	0.94	0	0	1.00%	-17.2%	12/31/2018	0.94	0	0	0.75%	-17.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.19	0	$0	0.50%	-6.4%	12/31/2022	$1.21	0	$0	0.25%	-6.1%	12/31/2022	$1.22	0	$0	0.00%	-5.9%
12/31/2021	1.27	0	0	0.50%	10.4%	12/31/2021	1.28	0	0	0.25%	10.7%	12/31/2021	1.30	0	0	0.00%	11.0%
12/31/2020	1.15	0	0	0.50%	-0.6%	12/31/2020	1.16	0	0	0.25%	-0.3%	12/31/2020	1.17	0	0	0.00%	-0.1%
12/31/2019	1.16	0	0	0.50%	22.0%	12/31/2019	1.16	0	0	0.25%	22.3%	12/31/2019	1.17	0	0	0.00%	22.6%
12/31/2018	0.95	0	0	0.50%	-16.8%	12/31/2018	0.95	0	0	0.25%	-16.6%	12/31/2018	0.95	0	0	0.00%	-16.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.0%
2021	4.7%
2020	1.4%
2019	7.2%
2018	3.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Seligman Communications and Information Fund Inst 3 Class - 06-FTR

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,482,923	$2,079,263	15,817
Receivables: investments sold	7,576
Payables: investments purchased	-
Net assets	$1,490,499

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,490,499	735,801	$2.03
Band 100	-	-	2.05
Band 75	-	-	2.08
Band 50	-	-	2.11
Band 25	-	-	2.14
Band 0	-	-	2.17
Total	$1,490,499	735,801

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(20,955)
Net investment income (loss)			(20,955)

Gain (loss) on investments:
Net realized gain (loss)			(10,924)
Realized gain distributions			112,295
Net change in unrealized appreciation (depreciation)			(767,486)
Net gain (loss)			(666,115)

Increase (decrease) in net assets from operations			$(687,070)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(20,955)	$(12,386)
Net realized gain (loss)		(10,924)	59,688
Realized gain distributions		112,295	203,378
Net change in unrealized appreciation (depreciation)		(767,486)	74,791

Increase (decrease) in net assets from operations		(687,070)	325,471

Contract owner transactions:
Proceeds from units sold		87,299	1,390,560
Cost of units redeemed		(90,514)	(173,526)
Account charges		(317)	(332)
Increase (decrease)		(3,532)	1,216,702
Net increase (decrease)		(690,602)	1,542,173
Net assets, beginning		2,181,101	638,928
Net assets, ending		$1,490,499	$2,181,101

Units sold		39,539	506,462
Units redeemed		(37,344)	(68,718)
Net increase (decrease)		2,195	437,744
Units outstanding, beginning		733,606	295,862
Units outstanding, ending		735,801	733,606

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,558,919
Cost of units redeemed/account charges			(1,083,740)
Net investment income (loss)			(51,561)
Net realized gain (loss)			138,032
Realized gain distributions			525,189
Net change in unrealized appreciation (depreciation)			(596,340)
Net assets			$1,490,499

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.03	736	$1,490	1.25%	-31.9%	12/31/2022	$2.05	0	$0	1.00%	-31.7%	12/31/2022	$2.08	0	$0	0.75%	-31.5%
12/31/2021	2.97	734	2,181	1.25%	37.7%	12/31/2021	3.01	0	0	1.00%	38.0%	12/31/2021	3.04	0	0	0.75%	38.4%
12/31/2020	2.16	296	639	1.25%	43.0%	12/31/2020	2.18	0	0	1.00%	43.3%	12/31/2020	2.20	0	0	0.75%	43.7%
12/31/2019	1.51	374	565	1.25%	52.6%	12/31/2019	1.52	0	0	1.00%	52.9%	12/31/2019	1.53	0	0	0.75%	53.3%
12/31/2018	0.99	503	498	1.25%	-8.6%	12/31/2018	0.99	0	0	1.00%	-8.4%	12/31/2018	1.00	0	0	0.75%	-8.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.11	0	$0	0.50%	-31.4%	12/31/2022	$2.14	0	$0	0.25%	-31.2%	12/31/2022	$2.17	0	$0	0.00%	-31.0%
12/31/2021	3.08	0	0	0.50%	38.7%	12/31/2021	3.11	0	0	0.25%	39.1%	12/31/2021	3.15	0	0	0.00%	39.4%
12/31/2020	2.22	0	0	0.50%	44.1%	12/31/2020	2.24	0	0	0.25%	44.4%	12/31/2020	2.26	0	0	0.00%	44.8%
12/31/2019	1.54	0	0	0.50%	53.7%	12/31/2019	1.55	0	0	0.25%	54.1%	12/31/2019	1.56	0	0	0.00%	54.5%
12/31/2018	1.00	0	0	0.50%	-7.9%	12/31/2018	1.01	0	0	0.25%	-7.7%	12/31/2018	1.01	0	0	0.00%	-7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.4%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Quality Income Fund Institutional 3 Class - 06-FTT

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$166,004	$204,306	9,186
Receivables: investments sold	-
Payables: investments purchased	(2,580)
Net assets	$163,424

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$163,424	44,996	$3.63
Band 100	-	-	3.68
Band 75	-	-	3.73
Band 50	-	-	3.79
Band 25	-	-	3.84
Band 0	-	-	3.89
Total	$163,424	44,996

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$5,340
Mortality & expense charges			(2,247)
Net investment income (loss)			3,093

Gain (loss) on investments:
Net realized gain (loss)			(5,500)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(33,549)
Net gain (loss)			(39,049)

Increase (decrease) in net assets from operations			$(35,956)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,093	$2,328
Net realized gain (loss)		(5,500)	40
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(33,549)	(4,671)

Increase (decrease) in net assets from operations		(35,956)	(2,303)

Contract owner transactions:
Proceeds from units sold		25,817	32,493
Cost of units redeemed		(33,698)	(4,619)
Account charges		(666)	(756)
Increase (decrease)		(8,547)	27,118
Net increase (decrease)		(44,503)	24,815
Net assets, beginning		207,927	183,112
Net assets, ending		$163,424	$207,927

Units sold		6,914	7,224
Units redeemed		(8,964)	(1,185)
Net increase (decrease)		(2,050)	6,039
Units outstanding, beginning		47,046	41,007
Units outstanding, ending		44,996	47,046

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,375,829
Cost of units redeemed/account charges			(1,211,810)
Net investment income (loss)			22,053
Net realized gain (loss)			13,571
Realized gain distributions			2,083
Net change in unrealized appreciation (depreciation)			(38,302)
Net assets			$163,424

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.63	45	$163	1.25%	-17.8%	12/31/2022	$3.68	0	$0	1.00%	-17.6%	12/31/2022	$3.73	0	$0	0.75%	-17.4%
12/31/2021	4.42	47	208	1.25%	-1.0%	12/31/2021	4.47	0	0	1.00%	-0.8%	12/31/2021	4.52	0	0	0.75%	-0.5%
12/31/2020	4.47	41	183	1.25%	4.8%	12/31/2020	4.51	0	0	1.00%	5.1%	12/31/2020	4.54	0	0	0.75%	5.4%
12/31/2019	4.26	844	898	1.25%	5.6%	12/31/2019	4.29	0	0	1.00%	5.9%	12/31/2019	4.31	0	0	0.75%	6.2%
12/31/2018	4.03	0	0	1.25%	0.8%	12/31/2018	4.05	0	0	1.00%	1.1%	12/31/2018	4.06	0	0	0.75%	1.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.79	0	$0	0.50%	-17.2%	12/31/2022	$3.84	0	$0	0.25%	-17.0%	12/31/2022	$3.89	0	$0	0.00%	-16.8%
12/31/2021	4.57	0	0	0.50%	-0.3%	12/31/2021	4.62	0	0	0.25%	0.0%	12/31/2021	4.68	0	0	0.00%	0.2%
12/31/2020	4.58	0	0	0.50%	5.6%	12/31/2020	4.63	0	0	0.25%	5.9%	12/31/2020	4.67	0	0	0.00%	6.1%
12/31/2019	4.34	0	0	0.50%	6.4%	12/31/2019	4.37	0	0	0.25%	6.7%	12/31/2019	4.40	0	0	0.00%	7.0%
12/31/2018	4.08	0	0	0.50%	1.6%	12/31/2018	4.09	0	0	0.25%	1.9%	12/31/2018	4.11	0	0	0.00%	2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.9%
2021	2.4%
2020	5.0%
2019	0.4%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Contrarian Core Institutional 3 Class - 06-46K

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$852,501	$984,158	34,441
Receivables: investments sold	15,436
Payables: investments purchased	-
Net assets	$867,937

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$867,937	655,289	$1.32
Band 100	-	-	1.34
Band 75	-	-	1.35
Band 50	-	-	1.36
Band 25	-	-	1.37
Band 0	-	-	1.38
Total	$867,937	655,289

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$5,334
Mortality & expense charges			(871)
Net investment income (loss)			4,463

Gain (loss) on investments:
Net realized gain (loss)			30
Realized gain distributions			75,312
Net change in unrealized appreciation (depreciation)			(131,657)
Net gain (loss)			(56,315)

Increase (decrease) in net assets from operations			$(51,852)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,463	$-
Net realized gain (loss)		30	-
Realized gain distributions		75,312	-
Net change in unrealized appreciation (depreciation)		(131,657)	-

Increase (decrease) in net assets from operations		(51,852)	-

Contract owner transactions:
Proceeds from units sold		920,713	-
Cost of units redeemed		(824)	-
Account charges		(100)	-
Increase (decrease)		919,789	-
Net increase (decrease)		867,937	-
Net assets, beginning		-	-
Net assets, ending		$867,937	$-

Units sold		655,978	-
Units redeemed		(689)	-
Net increase (decrease)		655,289	-
Units outstanding, beginning		-	-
Units outstanding, ending		655,289	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$920,713
Cost of units redeemed/account charges			(924)
Net investment income (loss)			4,463
Net realized gain (loss)			30
Realized gain distributions			75,312
Net change in unrealized appreciation (depreciation)			(131,657)
Net assets			$867,937

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.32	655	$868	1.25%	-19.5%	12/31/2022	$1.34	0	$0	1.00%	-19.3%	12/31/2022	$1.35	0	$0	0.75%	-19.1%
12/31/2021	1.64	0	0	1.25%	22.9%	12/31/2021	1.65	0	0	1.00%	23.2%	12/31/2021	1.66	0	0	0.75%	23.5%
12/31/2020	1.34	0	0	1.25%	20.9%	12/31/2020	1.34	0	0	1.00%	21.2%	12/31/2020	1.35	0	0	0.75%	21.5%
12/31/2019	1.11	0	0	1.25%	10.7%	12/31/2019	1.11	0	0	1.00%	10.8%	12/31/2019	1.11	0	0	0.75%	10.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.36	0	$0	0.50%	-18.9%	12/31/2022	$1.37	0	$0	0.25%	-18.7%	12/31/2022	$1.38	0	$0	0.00%	-18.4%
12/31/2021	1.67	0	0	0.50%	23.8%	12/31/2021	1.68	0	0	0.25%	24.1%	12/31/2021	1.69	0	0	0.00%	24.4%
12/31/2020	1.35	0	0	0.50%	21.8%	12/31/2020	1.36	0	0	0.25%	22.1%	12/31/2020	1.36	0	0	0.00%	22.4%
12/31/2019	1.11	0	0	0.50%	10.9%	12/31/2019	1.11	0	0	0.25%	11.0%	12/31/2019	1.11	0	0	0.00%	11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.2%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Dividend Income I3 Class - 06-4FK

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,071,546	$13,656,518	442,082
Receivables: investments sold	-
Payables: investments purchased	(30,121)
Net assets	$13,041,425

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,041,425	9,792,874	$1.33
Band 100	-	-	1.34
Band 75	-	-	1.35
Band 50	-	-	1.36
Band 25	-	-	1.38
Band 0	-	-	1.39
Total	$13,041,425	9,792,874

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$369,004
Mortality & expense charges			(230,327)
Net investment income (loss)			138,677

Gain (loss) on investments:
Net realized gain (loss)			(1,442,597)
Realized gain distributions			243,364
Net change in unrealized appreciation (depreciation)			(836,199)
Net gain (loss)			(2,035,432)

Increase (decrease) in net assets from operations			$(1,896,755)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$138,677	$12,248
Net realized gain (loss)		(1,442,597)	20,633
Realized gain distributions		243,364	51,425
Net change in unrealized appreciation (depreciation)		(836,199)	251,036

Increase (decrease) in net assets from operations		(1,896,755)	335,342

Contract owner transactions:
Proceeds from units sold		29,358,082	4,245,566
Cost of units redeemed		(18,372,219)	(609,281)
Account charges		(16,290)	(5,192)
Increase (decrease)		10,969,573	3,631,093
Net increase (decrease)		9,072,818	3,966,435
Net assets, beginning		3,968,607	2,172
Net assets, ending		$13,041,425	$3,968,607

Units sold		21,704,675	3,262,089
Units redeemed		(14,711,931)	(463,873)
Net increase (decrease)		6,992,744	2,798,216
Units outstanding, beginning		2,800,130	1,914
Units outstanding, ending		9,792,874	2,800,130

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$33,605,626
Cost of units redeemed/account charges			(19,002,983)
Net investment income (loss)			150,929
Net realized gain (loss)			(1,421,964)
Realized gain distributions			294,789
Net change in unrealized appreciation (depreciation)			(584,972)
Net assets			$13,041,425

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.33	9,793	$13,041	1.25%	-6.0%	12/31/2022	$1.34	0	$0	1.00%	-5.8%	12/31/2022	$1.35	0	$0	0.75%	-5.6%
12/31/2021	1.42	2,800	3,969	1.25%	24.9%	12/31/2021	1.43	0	0	1.00%	25.2%	12/31/2021	1.43	0	0	0.75%	25.5%
12/31/2020	1.13	2	2	1.25%	6.6%	12/31/2020	1.14	0	0	1.00%	6.8%	12/31/2020	1.14	0	0	0.75%	7.1%
12/31/2019	1.06	0	0	1.25%	6.5%	12/31/2019	1.07	0	0	1.00%	6.6%	12/31/2019	1.07	0	0	0.75%	6.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.36	0	$0	0.50%	-5.3%	12/31/2022	$1.38	0	$0	0.25%	-5.1%	12/31/2022	$1.39	0	$0	0.00%	-4.9%
12/31/2021	1.44	0	0	0.50%	25.8%	12/31/2021	1.45	0	0	0.25%	26.1%	12/31/2021	1.46	0	0	0.00%	26.5%
12/31/2020	1.15	0	0	0.50%	7.4%	12/31/2020	1.15	0	0	0.25%	7.6%	12/31/2020	1.15	0	0	0.00%	7.9%
12/31/2019	1.07	0	0	0.50%	6.7%	12/31/2019	1.07	0	0	0.25%	6.7%	12/31/2019	1.07	0	0	0.00%	6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	4.3%
2021	1.8%
2020	0.8%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Select Large Gr Institutional 3 Class - 06-4GF

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,337	$10,720	1,374
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$11,338

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,338	11,089	$1.02
Band 100	-	-	1.03
Band 75	-	-	1.04
Band 50	-	-	1.05
Band 25	-	-	1.05
Band 0	-	-	1.06
Total	$11,338	11,089

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(27)
Net investment income (loss)			(27)

Gain (loss) on investments:
Net realized gain (loss)			1
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			617
Net gain (loss)			618

Increase (decrease) in net assets from operations			$591

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(27)	$-
Net realized gain (loss)		1	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		617	-

Increase (decrease) in net assets from operations		591	-

Contract owner transactions:
Proceeds from units sold		10,747	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		10,747	-
Net increase (decrease)		11,338	-
Net assets, beginning		-	-
Net assets, ending		$11,338	$-

Units sold		11,089	-
Units redeemed		-	-
Net increase (decrease)		11,089	-
Units outstanding, beginning		-	-
Units outstanding, ending		11,089	-

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$10,747
Cost of units redeemed/account charges			-
Net investment income (loss)			(27)
Net realized gain (loss)			1
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			617
Net assets			$11,338

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.02	11	$11	1.25%	-32.8%	12/31/2022	$1.03	0	$0	1.00%	-32.6%	12/31/2022	$1.04	0	$0	0.75%	-32.5%
12/31/2021	1.52	0	0	1.25%	8.0%	12/31/2021	1.53	0	0	1.00%	8.2%	12/31/2021	1.54	0	0	0.75%	8.5%
12/31/2020	1.41	0	0	1.25%	40.9%	12/31/2020	1.41	0	0	1.00%	41.2%	12/31/2020	1.42	0	0	0.75%	41.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.05	0	$0	0.50%	-32.3%	12/31/2022	$1.05	0	$0	0.25%	-32.1%	12/31/2022	$1.06	0	$0	0.00%	-31.9%
12/31/2021	1.54	0	0	0.50%	8.8%	12/31/2021	1.55	0	0	0.25%	9.1%	12/31/2021	1.56	0	0	0.00%	9.3%
12/31/2020	1.42	0	0	0.50%	41.9%	12/31/2020	1.42	0	0	0.25%	42.2%	12/31/2020	1.43	0	0	0.00%	42.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Select Large Val Institutional 3 Class - 06-4GG (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.29
Band 100	-	-	1.30
Band 75	-	-	1.31
Band 50	-	-	1.32
Band 25	-	-	1.33
Band 0	-	-	1.34
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.29	0	$0	1.25%	-1.9%	12/31/2022	$1.30	0	$0	1.00%	-1.7%	12/31/2022	$1.31	0	$0	0.75%	-1.4%
12/31/2021	1.32	0	0	1.25%	25.2%	12/31/2021	1.33	0	0	1.00%	25.5%	12/31/2021	1.33	0	0	0.75%	25.8%
12/31/2020	1.05	0	0	1.25%	5.5%	12/31/2020	1.06	0	0	1.00%	5.7%	12/31/2020	1.06	0	0	0.75%	6.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.32	0	$0	0.50%	-1.2%	12/31/2022	$1.33	0	$0	0.25%	-1.0%	12/31/2022	$1.34	0	$0	0.00%	-0.7%
12/31/2021	1.34	0	0	0.50%	26.1%	12/31/2021	1.35	0	0	0.25%	26.5%	12/31/2021	1.35	0	0	0.00%	26.8%
12/31/2020	1.06	0	0	0.50%	6.2%	12/31/2020	1.06	0	0	0.25%	6.5%	12/31/2020	1.07	0	0	0.00%	6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Select Glbl Equity Advisor Class - 06-4NM

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.05
Band 100	-	-	1.05
Band 75	-	-	1.06
Band 50	-	-	1.07
Band 25	-	-	1.07
Band 0	-	-	1.08
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(75)
Net realized gain (loss)		-	2,351
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	(413)

Increase (decrease) in net assets from operations		-	1,863

Contract owner transactions:
Proceeds from units sold		-	1,837
Cost of units redeemed		-	(11,007)
Account charges		-	(40)
Increase (decrease)		-	(9,210)
Net increase (decrease)		-	(7,347)
Net assets, beginning		-	7,347
Net assets, ending		$-	$-

Units sold		-	1,398
Units redeemed		-	(7,493)
Net increase (decrease)		-	(6,095)
Units outstanding, beginning		-	6,095
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$8,587
Cost of units redeemed/account charges			(11,428)
Net investment income (loss)			(115)
Net realized gain (loss)			2,353
Realized gain distributions			603
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.05	0	$0	1.25%	-28.9%	12/31/2022	$1.05	0	$0	1.00%	-28.7%	12/31/2022	$1.06	0	$0	0.75%	-28.5%
12/31/2021	1.47	0	0	1.25%	22.1%	12/31/2021	1.48	0	0	1.00%	22.4%	12/31/2021	1.48	0	0	0.75%	22.7%
12/31/2020	1.21	6	7	1.25%	20.5%	12/31/2020	1.21	0	0	1.00%	20.7%	12/31/2020	1.21	0	0	0.75%	20.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.07	0	$0	0.50%	-28.3%	12/31/2022	$1.07	0	$0	0.25%	-28.2%	12/31/2022	$1.08	0	$0	0.00%	-28.0%
12/31/2021	1.49	0	0	0.50%	23.0%	12/31/2021	1.49	0	0	0.25%	23.3%	12/31/2021	1.50	0	0	0.00%	23.6%
12/31/2020	1.21	0	0	0.50%	21.0%	12/31/2020	1.21	0	0	0.25%	21.2%	12/31/2020	1.21	0	0	0.00%	21.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Select Glbl Equity A Class - 06-4NK (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.04
Band 100	-	-	1.05
Band 75	-	-	1.05
Band 50	-	-	1.06
Band 25	-	-	1.07
Band 0	-	-	1.07
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.04	0	$0	1.25%	-29.0%	12/31/2022	$1.05	0	$0	1.00%	-28.9%	12/31/2022	$1.05	0	$0	0.75%	-28.7%
12/31/2021	1.47	0	0	1.25%	21.7%	12/31/2021	1.47	0	0	1.00%	22.0%	12/31/2021	1.48	0	0	0.75%	22.4%
12/31/2020	1.20	0	0	1.25%	20.4%	12/31/2020	1.21	0	0	1.00%	20.5%	12/31/2020	1.21	0	0	0.75%	20.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.06	0	$0	0.50%	-28.5%	12/31/2022	$1.07	0	$0	0.25%	-28.3%	12/31/2022	$1.07	0	$0	0.00%	-28.1%
12/31/2021	1.48	0	0	0.50%	22.7%	12/31/2021	1.49	0	0	0.25%	23.0%	12/31/2021	1.49	0	0	0.00%	23.3%
12/31/2020	1.21	0	0	0.50%	20.8%	12/31/2020	1.21	0	0	0.25%	21.0%	12/31/2020	1.21	0	0	0.00%	21.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Capital Alloc Mod Agrsv A Class - 06-66K (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.81
Band 100	-	-	0.81
Band 75	-	-	0.81
Band 50	-	-	0.81
Band 25	-	-	0.82
Band 0	-	-	0.82
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.81	0	$0	1.25%	-19.1%	12/31/2022	$0.81	0	$0	1.00%	-18.9%	12/31/2022	$0.81	0	$0	0.75%	-18.7%
12/31/2021	1.00	0	0	1.25%	-0.3%	12/31/2021	1.00	0	0	1.00%	-0.3%	12/31/2021	1.00	0	0	0.75%	-0.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.81	0	$0	0.50%	-18.5%	12/31/2022	$0.82	0	$0	0.25%	-18.3%	12/31/2022	$0.82	0	$0	0.00%	-18.1%
12/31/2021	1.00	0	0	0.50%	-0.2%	12/31/2021	1.00	0	0	0.25%	-0.2%	12/31/2021	1.00	0	0	0.00%	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Capital Alloc Mod Agrsv Inst Class - 06-66M

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$913,702	$1,115,084	95,290
Receivables: investments sold	138
Payables: investments purchased	-
Net assets	$913,840

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$913,840	1,129,190	$0.81
Band 100	-	-	0.81
Band 75	-	-	0.81
Band 50	-	-	0.82
Band 25	-	-	0.82
Band 0	-	-	0.82
Total	$913,840	1,129,190

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$16,692
Mortality & expense charges			(11,800)
Net investment income (loss)			4,892

Gain (loss) on investments:
Net realized gain (loss)			(30,578)
Realized gain distributions			42,062
Net change in unrealized appreciation (depreciation)			(201,382)
Net gain (loss)			(189,898)

Increase (decrease) in net assets from operations			$(185,006)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,892	$-
Net realized gain (loss)		(30,578)	-
Realized gain distributions		42,062	-
Net change in unrealized appreciation (depreciation)		(201,382)	-

Increase (decrease) in net assets from operations		(185,006)	-

Contract owner transactions:
Proceeds from units sold		1,227,630	-
Cost of units redeemed		(128,724)	-
Account charges		(60)	-
Increase (decrease)		1,098,846	-
Net increase (decrease)		913,840	-
Net assets, beginning		-	-
Net assets, ending		$913,840	$-

Units sold		1,288,887	-
Units redeemed		(159,697)	-
Net increase (decrease)		1,129,190	-
Units outstanding, beginning		-	-
Units outstanding, ending		1,129,190	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,227,630
Cost of units redeemed/account charges			(128,784)
Net investment income (loss)			4,892
Net realized gain (loss)			(30,578)
Realized gain distributions			42,062
Net change in unrealized appreciation (depreciation)			(201,382)
Net assets			$913,840

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.81	1,129	$914	1.25%	-18.8%	12/31/2022	$0.81	0	$0	1.00%	-18.6%	12/31/2022	$0.81	0	$0	0.75%	-18.4%
12/31/2021	1.00	0	0	1.25%	-0.3%	12/31/2021	1.00	0	0	1.00%	-0.3%	12/31/2021	1.00	0	0	0.75%	-0.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.82	0	$0	0.50%	-18.2%	12/31/2022	$0.82	0	$0	0.25%	-18.0%	12/31/2022	$0.82	0	$0	0.00%	-17.8%
12/31/2021	1.00	0	0	0.50%	-0.2%	12/31/2021	1.00	0	0	0.25%	-0.2%	12/31/2021	1.00	0	0	0.00%	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.7%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Capital Allocation Agrsv A Class - 06-66N (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.80
Band 100	-	-	0.80
Band 75	-	-	0.80
Band 50	-	-	0.80
Band 25	-	-	0.81
Band 0	-	-	0.81
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.80	0	$0	1.25%	-20.1%	12/31/2022	$0.80	0	$0	1.00%	-19.9%	12/31/2022	$0.80	0	$0	0.75%	-19.7%
12/31/2021	1.00	0	0	1.25%	-0.4%	12/31/2021	1.00	0	0	1.00%	-0.3%	12/31/2021	1.00	0	0	0.75%	-0.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.80	0	$0	0.50%	-19.5%	12/31/2022	$0.81	0	$0	0.25%	-19.3%	12/31/2022	$0.81	0	$0	0.00%	-19.1%
12/31/2021	1.00	0	0	0.50%	-0.3%	12/31/2021	1.00	0	0	0.25%	-0.2%	12/31/2021	1.00	0	0	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Capital Allocation Agrsv Inst Class - 06-66P

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,762,473	$2,188,393	174,443
Receivables: investments sold	1,153
Payables: investments purchased	-
Net assets	$1,763,626

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,763,626	2,205,991	$0.80
Band 100	-	-	0.80
Band 75	-	-	0.80
Band 50	-	-	0.81
Band 25	-	-	0.81
Band 0	-	-	0.81
Total	$1,763,626	2,205,991

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$26,273
Mortality & expense charges			(21,482)
Net investment income (loss)			4,791

Gain (loss) on investments:
Net realized gain (loss)			(24,430)
Realized gain distributions			103,923
Net change in unrealized appreciation (depreciation)			(425,920)
Net gain (loss)			(346,427)

Increase (decrease) in net assets from operations			$(341,636)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,791	$-
Net realized gain (loss)		(24,430)	-
Realized gain distributions		103,923	-
Net change in unrealized appreciation (depreciation)		(425,920)	-

Increase (decrease) in net assets from operations		(341,636)	-

Contract owner transactions:
Proceeds from units sold		2,243,371	-
Cost of units redeemed		(137,051)	-
Account charges		(1,058)	-
Increase (decrease)		2,105,262	-
Net increase (decrease)		1,763,626	-
Net assets, beginning		-	-
Net assets, ending		$1,763,626	$-

Units sold		2,370,537	-
Units redeemed		(164,546)	-
Net increase (decrease)		2,205,991	-
Units outstanding, beginning		-	-
Units outstanding, ending		2,205,991	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,243,371
Cost of units redeemed/account charges			(138,109)
Net investment income (loss)			4,791
Net realized gain (loss)			(24,430)
Realized gain distributions			103,923
Net change in unrealized appreciation (depreciation)			(425,920)
Net assets			$1,763,626

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.80	2,206	$1,764	1.25%	-19.8%	12/31/2022	$0.80	0	$0	1.00%	-19.6%	12/31/2022	$0.80	0	$0	0.75%	-19.4%
12/31/2021	1.00	0	0	1.25%	-0.4%	12/31/2021	1.00	0	0	1.00%	-0.3%	12/31/2021	1.00	0	0	0.75%	-0.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.81	0	$0	0.50%	-19.2%	12/31/2022	$0.81	0	$0	0.25%	-19.0%	12/31/2022	$0.81	0	$0	0.00%	-18.8%
12/31/2021	1.00	0	0	0.50%	-0.3%	12/31/2021	1.00	0	0	0.25%	-0.2%	12/31/2021	1.00	0	0	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Capital Allocation Cnsrv A Class - 06-66C

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,477	$11,234	1,119
Receivables: investments sold	6
Payables: investments purchased	-
Net assets	$9,483

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,483	11,239	$0.84
Band 100	-	-	0.85
Band 75	-	-	0.85
Band 50	-	-	0.85
Band 25	-	-	0.85
Band 0	-	-	0.86
Total	$9,483	11,239

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$174
Mortality & expense charges			(124)
Net investment income (loss)			50

Gain (loss) on investments:
Net realized gain (loss)			(157)
Realized gain distributions			263
Net change in unrealized appreciation (depreciation)			(1,757)
Net gain (loss)			(1,651)

Increase (decrease) in net assets from operations			$(1,601)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$50	$-
Net realized gain (loss)		(157)	-
Realized gain distributions		263	-
Net change in unrealized appreciation (depreciation)		(1,757)	-

Increase (decrease) in net assets from operations		(1,601)	-

Contract owner transactions:
Proceeds from units sold		11,726	-
Cost of units redeemed		(642)	-
Account charges		-	-
Increase (decrease)		11,084	-
Net increase (decrease)		9,483	-
Net assets, beginning		-	-
Net assets, ending		$9,483	$-

Units sold		12,024	-
Units redeemed		(785)	-
Net increase (decrease)		11,239	-
Units outstanding, beginning		-	-
Units outstanding, ending		11,239	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$11,726
Cost of units redeemed/account charges			(642)
Net investment income (loss)			50
Net realized gain (loss)			(157)
Realized gain distributions			263
Net change in unrealized appreciation (depreciation)			(1,757)
Net assets			$9,483

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.84	11	$9	1.25%	-15.6%	12/31/2022	$0.85	0	$0	1.00%	-15.4%	12/31/2022	$0.85	0	$0	0.75%	-15.2%
12/31/2021	1.00	0	0	1.25%	0.0%	12/31/2021	1.00	0	0	1.00%	0.0%	12/31/2021	1.00	0	0	0.75%	0.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.85	0	$0	0.50%	-15.0%	12/31/2022	$0.85	0	$0	0.25%	-14.8%	12/31/2022	$0.86	0	$0	0.00%	-14.5%
12/31/2021	1.00	0	0	0.50%	0.1%	12/31/2021	1.00	0	0	0.25%	0.1%	12/31/2021	1.00	0	0	0.00%	0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.7%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Capital Allocation Cnsrv Inst Class - 06-66F

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$82,587	$97,204	9,861
Receivables: investments sold	52
Payables: investments purchased	-
Net assets	$82,639

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$82,639	97,587	$0.85
Band 100	-	-	0.85
Band 75	-	-	0.85
Band 50	-	-	0.85
Band 25	-	-	0.86
Band 0	-	-	0.86
Total	$82,639	97,587

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,715
Mortality & expense charges			(984)
Net investment income (loss)			731

Gain (loss) on investments:
Net realized gain (loss)			(90)
Realized gain distributions			2,100
Net change in unrealized appreciation (depreciation)			(14,617)
Net gain (loss)			(12,607)

Increase (decrease) in net assets from operations			$(11,876)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$731	$-
Net realized gain (loss)		(90)	-
Realized gain distributions		2,100	-
Net change in unrealized appreciation (depreciation)		(14,617)	-

Increase (decrease) in net assets from operations		(11,876)	-

Contract owner transactions:
Proceeds from units sold		94,531	-
Cost of units redeemed		(16)	-
Account charges		-	-
Increase (decrease)		94,515	-
Net increase (decrease)		82,639	-
Net assets, beginning		-	-
Net assets, ending		$82,639	$-

Units sold		97,605	-
Units redeemed		(18)	-
Net increase (decrease)		97,587	-
Units outstanding, beginning		-	-
Units outstanding, ending		97,587	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$94,531
Cost of units redeemed/account charges			(16)
Net investment income (loss)			731
Net realized gain (loss)			(90)
Realized gain distributions			2,100
Net change in unrealized appreciation (depreciation)			(14,617)
Net assets			$82,639

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.85	98	$83	1.25%	-15.3%	12/31/2022	$0.85	0	$0	1.00%	-15.1%	12/31/2022	$0.85	0	$0	0.75%	-14.9%
12/31/2021	1.00	0	0	1.25%	0.0%	12/31/2021	1.00	0	0	1.00%	0.0%	12/31/2021	1.00	0	0	0.75%	0.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.85	0	$0	0.50%	-14.7%	12/31/2022	$0.86	0	$0	0.25%	-14.4%	12/31/2022	$0.86	0	$0	0.00%	-14.2%
12/31/2021	1.00	0	0	0.50%	0.1%	12/31/2021	1.00	0	0	0.25%	0.1%	12/31/2021	1.00	0	0	0.00%	0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	4.2%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Capital Allocation Mod A Class - 06-66G (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.82
Band 100	-	-	0.82
Band 75	-	-	0.82
Band 50	-	-	0.82
Band 25	-	-	0.83
Band 0	-	-	0.83
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.82	0	$0	1.25%	-18.2%	12/31/2022	$0.82	0	$0	1.00%	-18.0%	12/31/2022	$0.82	0	$0	0.75%	-17.8%
12/31/2021	1.00	0	0	1.25%	-0.2%	12/31/2021	1.00	0	0	1.00%	-0.2%	12/31/2021	1.00	0	0	0.75%	-0.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.82	0	$0	0.50%	-17.6%	12/31/2022	$0.83	0	$0	0.25%	-17.4%	12/31/2022	$0.83	0	$0	0.00%	-17.2%
12/31/2021	1.00	0	0	0.50%	-0.1%	12/31/2021	1.00	0	0	0.25%	-0.1%	12/31/2021	1.00	0	0	0.00%	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Capital Allocation Mod Inst Class - 06-66J

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$732,429	$893,658	82,622
Receivables: investments sold	433
Payables: investments purchased	-
Net assets	$732,862

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$732,862	895,481	$0.82
Band 100	-	-	0.82
Band 75	-	-	0.82
Band 50	-	-	0.83
Band 25	-	-	0.83
Band 0	-	-	0.83
Total	$732,862	895,481

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$15,884
Mortality & expense charges			(9,175)
Net investment income (loss)			6,709

Gain (loss) on investments:
Net realized gain (loss)			(9,141)
Realized gain distributions			28,309
Net change in unrealized appreciation (depreciation)			(161,229)
Net gain (loss)			(142,061)

Increase (decrease) in net assets from operations			$(135,352)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,709	$-
Net realized gain (loss)		(9,141)	-
Realized gain distributions		28,309	-
Net change in unrealized appreciation (depreciation)		(161,229)	-

Increase (decrease) in net assets from operations		(135,352)	-

Contract owner transactions:
Proceeds from units sold		933,602	-
Cost of units redeemed		(65,312)	-
Account charges		(76)	-
Increase (decrease)		868,214	-
Net increase (decrease)		732,862	-
Net assets, beginning		-	-
Net assets, ending		$732,862	$-

Units sold		970,656	-
Units redeemed		(75,175)	-
Net increase (decrease)		895,481	-
Units outstanding, beginning		-	-
Units outstanding, ending		895,481	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$933,602
Cost of units redeemed/account charges			(65,388)
Net investment income (loss)			6,709
Net realized gain (loss)			(9,141)
Realized gain distributions			28,309
Net change in unrealized appreciation (depreciation)			(161,229)
Net assets			$732,862

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.82	895	$733	1.25%	-18.0%	12/31/2022	$0.82	0	$0	1.00%	-17.8%	12/31/2022	$0.82	0	$0	0.75%	-17.6%
12/31/2021	1.00	0	0	1.25%	-0.2%	12/31/2021	1.00	0	0	1.00%	-0.1%	12/31/2021	1.00	0	0	0.75%	-0.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.83	0	$0	0.50%	-17.4%	12/31/2022	$0.83	0	$0	0.25%	-17.2%	12/31/2022	$0.83	0	$0	0.00%	-17.0%
12/31/2021	1.00	0	0	0.50%	-0.1%	12/31/2021	1.00	0	0	0.25%	0.0%	12/31/2021	1.00	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	4.3%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Mid Cap Growth A Class - 06-64V

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$54,990	$66,825	3,178
Receivables: investments sold	59
Payables: investments purchased	-
Net assets	$55,049

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$29,383	46,652	$0.63
Band 100	25,666	40,636	0.63
Band 75	-	-	0.63
Band 50	-	-	0.64
Band 25	-	-	0.64
Band 0	-	-	0.64
Total	$55,049	87,288

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(668)
Net investment income (loss)			(668)

Gain (loss) on investments:
Net realized gain (loss)			(2,383)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(11,835)
Net gain (loss)			(14,218)

Increase (decrease) in net assets from operations			$(14,886)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(668)	$-
Net realized gain (loss)		(2,383)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(11,835)	-

Increase (decrease) in net assets from operations		(14,886)	-

Contract owner transactions:
Proceeds from units sold		81,071	-
Cost of units redeemed		(11,084)	-
Account charges		(52)	-
Increase (decrease)		69,935	-
Net increase (decrease)		55,049	-
Net assets, beginning		-	-
Net assets, ending		$55,049	$-

Units sold		104,526	-
Units redeemed		(17,238)	-
Net increase (decrease)		87,288	-
Units outstanding, beginning		-	-
Units outstanding, ending		87,288	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$81,071
Cost of units redeemed/account charges			(11,136)
Net investment income (loss)			(668)
Net realized gain (loss)			(2,383)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(11,835)
Net assets			$55,049

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.63	47	$29	1.25%	-32.3%	12/31/2022	$0.63	41	$26	1.00%	-32.1%	12/31/2022	$0.63	0	$0	0.75%	-31.9%
12/31/2021	0.93	0	0	1.25%	-7.0%	12/31/2021	0.93	0	0	1.00%	-7.0%	12/31/2021	0.93	0	0	0.75%	-6.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.64	0	$0	0.50%	-31.8%	12/31/2022	$0.64	0	$0	0.25%	-31.6%	12/31/2022	$0.64	0	$0	0.00%	-31.4%
12/31/2021	0.93	0	0	0.50%	-6.9%	12/31/2021	0.93	0	0	0.25%	-6.9%	12/31/2021	0.93	0	0	0.00%	-6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Select Mid Cap Value Inst Class - 06-64W

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$411,462	$403,890	34,060
Receivables: investments sold	-
Payables: investments purchased	(6,145)
Net assets	$405,317

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$405,317	441,805	$0.92
Band 100	-	-	0.92
Band 75	-	-	0.92
Band 50	-	-	0.93
Band 25	-	-	0.93
Band 0	-	-	0.93
Total	$405,317	441,805

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,393
Mortality & expense charges			(1,386)
Net investment income (loss)			7

Gain (loss) on investments:
Net realized gain (loss)			(1,909)
Realized gain distributions			6,370
Net change in unrealized appreciation (depreciation)			7,572
Net gain (loss)			12,033

Increase (decrease) in net assets from operations			$12,040

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7	$-
Net realized gain (loss)		(1,909)	-
Realized gain distributions		6,370	-
Net change in unrealized appreciation (depreciation)		7,572	-

Increase (decrease) in net assets from operations		12,040	-

Contract owner transactions:
Proceeds from units sold		463,855	-
Cost of units redeemed		(70,462)	-
Account charges		(116)	-
Increase (decrease)		393,277	-
Net increase (decrease)		405,317	-
Net assets, beginning		-	-
Net assets, ending		$405,317	$-

Units sold		520,808	-
Units redeemed		(79,003)	-
Net increase (decrease)		441,805	-
Units outstanding, beginning		-	-
Units outstanding, ending		441,805	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$463,855
Cost of units redeemed/account charges			(70,578)
Net investment income (loss)			7
Net realized gain (loss)			(1,909)
Realized gain distributions			6,370
Net change in unrealized appreciation (depreciation)			7,572
Net assets			$405,317

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.92	442	$405	1.25%	-10.1%	12/31/2022	$0.92	0	$0	1.00%	-9.9%	12/31/2022	$0.92	0	$0	0.75%	-9.7%
12/31/2021	1.02	0	0	1.25%	2.1%	12/31/2021	1.02	0	0	1.00%	2.1%	12/31/2021	1.02	0	0	0.75%	2.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.93	0	$0	0.50%	-9.5%	12/31/2022	$0.93	0	$0	0.25%	-9.2%	12/31/2022	$0.93	0	$0	0.00%	-9.0%
12/31/2021	1.02	0	0	0.50%	2.2%	12/31/2021	1.02	0	0	0.25%	2.2%	12/31/2021	1.02	0	0	0.00%	2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.7%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Small Cap Value II A Class - 06-64X

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,217	$1,242	78
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$1,217

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,217	1,492	$0.82
Band 100	-	-	0.82
Band 75	-	-	0.82
Band 50	-	-	0.82
Band 25	-	-	0.82
Band 0	-	-	0.83
Total	$1,217	1,492

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$3
Mortality & expense charges			-
Net investment income (loss)			3

Gain (loss) on investments:
Net realized gain (loss)			(1)
Realized gain distributions			25
Net change in unrealized appreciation (depreciation)			(25)
Net gain (loss)			(1)

Increase (decrease) in net assets from operations			$2

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3	$-
Net realized gain (loss)		(1)	-
Realized gain distributions		25	-
Net change in unrealized appreciation (depreciation)		(25)	-

Increase (decrease) in net assets from operations		2	-

Contract owner transactions:
Proceeds from units sold		2,958	-
Cost of units redeemed		(1,743)	-
Account charges		-	-
Increase (decrease)		1,215	-
Net increase (decrease)		1,217	-
Net assets, beginning		-	-
Net assets, ending		$1,217	$-

Units sold		3,570	-
Units redeemed		(2,078)	-
Net increase (decrease)		1,492	-
Units outstanding, beginning		-	-
Units outstanding, ending		1,492	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,958
Cost of units redeemed/account charges			(1,743)
Net investment income (loss)			3
Net realized gain (loss)			(1)
Realized gain distributions			25
Net change in unrealized appreciation (depreciation)			(25)
Net assets			$1,217

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.82	1	$1	1.25%	-14.9%	12/31/2022	$0.82	0	$0	1.00%	-14.7%	12/31/2022	$0.82	0	$0	0.75%	-14.5%
12/31/2021	0.96	0	0	1.25%	-4.1%	12/31/2021	0.96	0	0	1.00%	-4.1%	12/31/2021	0.96	0	0	0.75%	-4.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.82	0	$0	0.50%	-14.3%	12/31/2022	$0.82	0	$0	0.25%	-14.1%	12/31/2022	$0.83	0	$0	0.00%	-13.8%
12/31/2021	0.96	0	0	0.50%	-4.0%	12/31/2021	0.96	0	0	0.25%	-4.0%	12/31/2021	0.96	0	0	0.00%	-4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.5%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia SmCap Value I Inst Class - 06-4YY

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$275,581	$260,978	7,302
Receivables: investments sold	49,290
Payables: investments purchased	-
Net assets	$324,871

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$324,871	345,516	$0.94
Band 100	-	-	0.94
Band 75	-	-	0.95
Band 50	-	-	0.95
Band 25	-	-	0.95
Band 0	-	-	0.96
Total	$324,871	345,516

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,771
Mortality & expense charges			(1,295)
Net investment income (loss)			476

Gain (loss) on investments:
Net realized gain (loss)			(1,057)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			14,603
Net gain (loss)			13,546

Increase (decrease) in net assets from operations			$14,022

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$476	$-
Net realized gain (loss)		(1,057)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		14,603	-

Increase (decrease) in net assets from operations		14,022	-

Contract owner transactions:
Proceeds from units sold		380,478	-
Cost of units redeemed		(69,579)	-
Account charges		(50)	-
Increase (decrease)		310,849	-
Net increase (decrease)		324,871	-
Net assets, beginning		-	-
Net assets, ending		$324,871	$-

Units sold		420,234	-
Units redeemed		(74,718)	-
Net increase (decrease)		345,516	-
Units outstanding, beginning		-	-
Units outstanding, ending		345,516	-

* Date of Fund Inception into Variable Account: 8 /26 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$380,478
Cost of units redeemed/account charges			(69,629)
Net investment income (loss)			476
Net realized gain (loss)			(1,057)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			14,603
Net assets			$324,871

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.94	346	$325	1.25%	-9.6%	12/31/2022	$0.94	0	$0	1.00%	-9.4%	12/31/2022	$0.95	0	$0	0.75%	-9.2%
12/31/2021	1.04	0	0	1.25%	4.0%	12/31/2021	1.04	0	0	1.00%	4.1%	12/31/2021	1.04	0	0	0.75%	4.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.95	0	$0	0.50%	-8.9%	12/31/2022	$0.95	0	$0	0.25%	-8.7%	12/31/2022	$0.96	0	$0	0.00%	-8.5%
12/31/2021	1.04	0	0	0.50%	4.3%	12/31/2021	1.04	0	0	0.25%	4.4%	12/31/2021	1.04	0	0	0.00%	4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.1%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Total Return Bond A Class - 06-64Y

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$428,489	$530,013	14,470
Receivables: investments sold	134
Payables: investments purchased	-
Net assets	$428,623

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$428,623	527,186	$0.81
Band 100	-	-	0.82
Band 75	-	-	0.82
Band 50	-	-	0.82
Band 25	-	-	0.82
Band 0	-	-	0.82
Total	$428,623	527,186

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$15,300
Mortality & expense charges			(5,607)
Net investment income (loss)			9,693

Gain (loss) on investments:
Net realized gain (loss)			(3,819)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(101,524)
Net gain (loss)			(105,343)

Increase (decrease) in net assets from operations			$(95,650)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,693	$297
Net realized gain (loss)		(3,819)	(4)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(101,524)	-

Increase (decrease) in net assets from operations		(95,650)	293

Contract owner transactions:
Proceeds from units sold		42,018	508,765
Cost of units redeemed		(24,756)	(2,002)
Account charges		(43)	(2)
Increase (decrease)		17,219	506,761
Net increase (decrease)		(78,431)	507,054
Net assets, beginning		507,054	-
Net assets, ending		$428,623	$507,054

Units sold		49,536	511,962
Units redeemed		(29,207)	(5,105)
Net increase (decrease)		20,329	506,857
Units outstanding, beginning		506,857	-
Units outstanding, ending		527,186	506,857

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$550,783
Cost of units redeemed/account charges			(26,803)
Net investment income (loss)			9,990
Net realized gain (loss)			(3,823)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(101,524)
Net assets			$428,623

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.81	527	$429	1.25%	-18.7%	12/31/2022	$0.82	0	$0	1.00%	-18.5%	12/31/2022	$0.82	0	$0	0.75%	-18.3%
12/31/2021	1.00	507	507	1.25%	0.0%	12/31/2021	1.00	0	0	1.00%	0.1%	12/31/2021	1.00	0	0	0.75%	0.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.82	0	$0	0.50%	-18.1%	12/31/2022	$0.82	0	$0	0.25%	-17.9%	12/31/2022	$0.82	0	$0	0.00%	-17.7%
12/31/2021	1.00	0	0	0.50%	0.1%	12/31/2021	1.00	0	0	0.25%	0.2%	12/31/2021	1.00	0	0	0.00%	0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.3%
2021	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Total Return Bond Adv Class - 06-67N

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$221,377	$272,002	7,703
Receivables: investments sold	6,507
Payables: investments purchased	-
Net assets	$227,884

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$227,884	279,752	$0.81
Band 100	-	-	0.82
Band 75	-	-	0.82
Band 50	-	-	0.82
Band 25	-	-	0.82
Band 0	-	-	0.83
Total	$227,884	279,752

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$14,031
Mortality & expense charges			(5,313)
Net investment income (loss)			8,718

Gain (loss) on investments:
Net realized gain (loss)			(60,727)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(50,462)
Net gain (loss)			(111,189)

Increase (decrease) in net assets from operations			$(102,471)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,718	$450
Net realized gain (loss)		(60,727)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(50,462)	(163)

Increase (decrease) in net assets from operations		(102,471)	287

Contract owner transactions:
Proceeds from units sold		48,185	631,455
Cost of units redeemed		(347,561)	-
Account charges		(1,444)	(567)
Increase (decrease)		(300,820)	630,888
Net increase (decrease)		(403,291)	631,175
Net assets, beginning		631,175	-
Net assets, ending		$227,884	$631,175

Units sold		55,653	631,829
Units redeemed		(407,162)	(568)
Net increase (decrease)		(351,509)	631,261
Units outstanding, beginning		631,261	-
Units outstanding, ending		279,752	631,261

* Date of Fund Inception into Variable Account: 12 /2 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$679,640
Cost of units redeemed/account charges			(349,572)
Net investment income (loss)			9,168
Net realized gain (loss)			(60,727)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(50,625)
Net assets			$227,884

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.81	280	$228	1.25%	-18.5%	12/31/2022	$0.82	0	$0	1.00%	-18.3%	12/31/2022	$0.82	0	$0	0.75%	-18.1%
12/31/2021	1.00	631	631	1.25%	0.0%	12/31/2021	1.00	0	0	1.00%	0.0%	12/31/2021	1.00	0	0	0.75%	0.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.82	0	$0	0.50%	-17.9%	12/31/2022	$0.82	0	$0	0.25%	-17.7%	12/31/2022	$0.83	0	$0	0.00%	-17.5%
12/31/2021	1.00	0	0	0.50%	0.0%	12/31/2021	1.00	0	0	0.25%	0.1%	12/31/2021	1.00	0	0	0.00%	0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.3%
2021	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Small Cap Index Fund A Class - 06-336

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,190,338	$10,206,262	416,010
Receivables: investments sold	11,808
Payables: investments purchased	-
Net assets	$9,202,146

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,135,775	3,375,866	$2.71
Band 100	-	-	2.81
Band 75	-	-	2.92
Band 50	-	-	3.03
Band 25	-	-	3.15
Band 0	66,371	20,299	3.27
Total	$9,202,146	3,396,165

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$108,375
Mortality & expense charges			(146,018)
Net investment income (loss)			(37,643)

Gain (loss) on investments:
Net realized gain (loss)			149,687
Realized gain distributions			880,832
Net change in unrealized appreciation (depreciation)			(3,568,071)
Net gain (loss)			(2,537,552)

Increase (decrease) in net assets from operations			$(2,575,195)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(37,643)	$(56,744)
Net realized gain (loss)		149,687	1,804,179
Realized gain distributions		880,832	1,069,587
Net change in unrealized appreciation (depreciation)		(3,568,071)	611,269

Increase (decrease) in net assets from operations		(2,575,195)	3,428,291

Contract owner transactions:
Proceeds from units sold		2,552,143	5,408,291
Cost of units redeemed		(5,855,235)	(9,800,502)
Account charges		(8,592)	(14,464)
Increase (decrease)		(3,311,684)	(4,406,675)
Net increase (decrease)		(5,886,879)	(978,384)
Net assets, beginning		15,089,025	16,067,409
Net assets, ending		$9,202,146	$15,089,025

Units sold		898,814	1,757,017
Units redeemed		(2,096,494)	(3,254,914)
Net increase (decrease)		(1,197,680)	(1,497,897)
Units outstanding, beginning		4,593,845	6,091,742
Units outstanding, ending		3,396,165	4,593,845

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$80,062,271
Cost of units redeemed/account charges			(86,462,108)
Net investment income (loss)			(439,781)
Net realized gain (loss)			4,702,162
Realized gain distributions			12,355,526
Net change in unrealized appreciation (depreciation)			(1,015,924)
Net assets			$9,202,146

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.71	3,376	$9,136	1.25%	-17.6%	12/31/2022	$2.81	0	$0	1.00%	-17.3%	12/31/2022	$2.92	0	$0	0.75%	-17.1%
12/31/2021	3.28	4,578	15,028	1.25%	24.5%	12/31/2021	3.40	0	0	1.00%	24.8%	12/31/2021	3.52	0	0	0.75%	25.1%
12/31/2020	2.64	6,076	16,018	1.25%	9.5%	12/31/2020	2.72	0	0	1.00%	9.8%	12/31/2020	2.82	0	0	0.75%	10.1%
12/31/2019	2.41	7,070	17,015	1.25%	20.8%	12/31/2019	2.48	0	0	1.00%	21.1%	12/31/2019	2.56	0	0	0.75%	21.4%
12/31/2018	1.99	10,756	21,433	1.25%	-10.1%	12/31/2018	2.05	0	0	1.00%	-9.9%	12/31/2018	2.11	0	0	0.75%	-9.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.03	0	$0	0.50%	-16.9%	12/31/2022	$3.15	0	$0	0.25%	-16.7%	12/31/2022	$3.27	20	$66	0.00%	-16.5%
12/31/2021	3.65	0	0	0.50%	25.4%	12/31/2021	3.78	0	0	0.25%	25.8%	12/31/2021	3.92	16	61	0.00%	26.1%
12/31/2020	2.91	0	0	0.50%	10.4%	12/31/2020	3.01	0	0	0.25%	10.6%	12/31/2020	3.11	16	50	0.00%	10.9%
12/31/2019	2.64	0	0	0.50%	21.7%	12/31/2019	2.72	0	0	0.25%	22.0%	12/31/2019	2.80	647	1,813	0.00%	22.3%
12/31/2018	2.17	0	0	0.50%	-9.4%	12/31/2018	2.23	0	0	0.25%	-9.2%	12/31/2018	2.29	575	1,318	0.00%	-9.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.9%
2021	0.9%
2020	0.8%
2019	1.0%
2018	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Acorn International Fund Advisor Class - 06-863

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,749	$2,283	81
Receivables: investments sold	39
Payables: investments purchased	-
Net assets	$1,788

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,788	1,533	$1.17
Band 100	-	-	1.20
Band 75	-	-	1.23
Band 50	-	-	1.26
Band 25	-	-	1.29
Band 0	-	-	1.32
Total	$1,788	1,533

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(16)
Net investment income (loss)			(16)

Gain (loss) on investments:
Net realized gain (loss)			(36)
Realized gain distributions			35
Net change in unrealized appreciation (depreciation)			(450)
Net gain (loss)			(451)

Increase (decrease) in net assets from operations			$(467)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(16)	$(2)
Net realized gain (loss)		(36)	223
Realized gain distributions		35	128
Net change in unrealized appreciation (depreciation)		(450)	(243)

Increase (decrease) in net assets from operations		(467)	106

Contract owner transactions:
Proceeds from units sold		1,084	1,109
Cost of units redeemed		-	(1,702)
Account charges		-	(1)
Increase (decrease)		1,084	(594)
Net increase (decrease)		617	(488)
Net assets, beginning		1,171	1,659
Net assets, ending		$1,788	$1,171

Units sold		909	649
Units redeemed		(34)	(1,030)
Net increase (decrease)		875	(381)
Units outstanding, beginning		658	1,039
Units outstanding, ending		1,533	658

* Date of Fund Inception into Variable Account: 3 /14 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$9,189
Cost of units redeemed/account charges			(7,653)
Net investment income (loss)			(17)
Net realized gain (loss)			(748)
Realized gain distributions			1,551
Net change in unrealized appreciation (depreciation)			(534)
Net assets			$1,788

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.17	2	$2	1.25%	-34.4%	12/31/2022	$1.20	0	$0	1.00%	-34.3%	12/31/2022	$1.23	0	$0	0.75%	-34.1%
12/31/2021	1.78	1	1	1.25%	11.5%	12/31/2021	1.82	0	0	1.00%	11.8%	12/31/2021	1.86	0	0	0.75%	12.0%
12/31/2020	1.60	1	2	1.25%	13.6%	12/31/2020	1.63	0	0	1.00%	13.8%	12/31/2020	1.66	0	0	0.75%	14.1%
12/31/2019	1.41	1	1	1.25%	28.3%	12/31/2019	1.43	0	0	1.00%	28.6%	12/31/2019	1.45	0	0	0.75%	28.9%
12/31/2018	1.10	3	3	1.25%	-16.9%	12/31/2018	1.11	0	0	1.00%	-16.7%	12/31/2018	1.13	0	0	0.75%	-16.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.26	0	$0	0.50%	-34.0%	12/31/2022	$1.29	0	$0	0.25%	-33.8%	12/31/2022	$1.32	0	$0	0.00%	-33.6%
12/31/2021	1.90	0	0	0.50%	12.3%	12/31/2021	1.94	0	0	0.25%	12.6%	12/31/2021	1.99	0	0	0.00%	12.9%
12/31/2020	1.69	0	0	0.50%	14.4%	12/31/2020	1.73	0	0	0.25%	14.7%	12/31/2020	1.76	0	0	0.00%	15.0%
12/31/2019	1.48	0	0	0.50%	29.2%	12/31/2019	1.50	0	0	0.25%	29.5%	12/31/2019	1.53	0	0	0.00%	29.9%
12/31/2018	1.14	0	0	0.50%	-16.3%	12/31/2018	1.16	0	0	0.25%	-16.1%	12/31/2018	1.18	0	0	0.00%	-15.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.9%
2020	0.4%
2019	1.2%
2018	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Intg Large Cap Growth Institutional 3 Class - 06-67R

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$38,821	$55,663	2,961
Receivables: investments sold	182
Payables: investments purchased	-
Net assets	$39,003

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$39,003	51,534	$0.76
Band 100	-	-	0.76
Band 75	-	-	0.76
Band 50	-	-	0.76
Band 25	-	-	0.76
Band 0	-	-	0.77
Total	$39,003	51,534

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$196
Mortality & expense charges			(472)
Net investment income (loss)			(276)

Gain (loss) on investments:
Net realized gain (loss)			(49)
Realized gain distributions			9,582
Net change in unrealized appreciation (depreciation)			(16,842)
Net gain (loss)			(7,309)

Increase (decrease) in net assets from operations			$(7,585)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(276)	$-
Net realized gain (loss)		(49)	-
Realized gain distributions		9,582	-
Net change in unrealized appreciation (depreciation)		(16,842)	-

Increase (decrease) in net assets from operations		(7,585)	-

Contract owner transactions:
Proceeds from units sold		47,951	-
Cost of units redeemed		(1,347)	-
Account charges		(16)	-
Increase (decrease)		46,588	-
Net increase (decrease)		39,003	-
Net assets, beginning		-	-
Net assets, ending		$39,003	$-

Units sold		51,554	-
Units redeemed		(20)	-
Net increase (decrease)		51,534	-
Units outstanding, beginning		-	-
Units outstanding, ending		51,534	-

* Date of Fund Inception into Variable Account: 1 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$47,951
Cost of units redeemed/account charges			(1,363)
Net investment income (loss)			(276)
Net realized gain (loss)			(49)
Realized gain distributions			9,582
Net change in unrealized appreciation (depreciation)			(16,842)
Net assets			$39,003

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.76	52	$39	1.25%	-24.3%	12/31/2022	$0.76	0	$0	1.00%	-24.1%	12/31/2022	$0.76	0	$0	0.75%	-24.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.76	0	$0	0.50%	-23.8%	12/31/2022	$0.76	0	$0	0.25%	-23.6%	12/31/2022	$0.77	0	$0	0.00%	-23.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Intg Large Cap Growth Inst A Class - 06-67P

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$132,403	$189,391	10,339
Receivables: investments sold	358
Payables: investments purchased	-
Net assets	$132,761

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$132,761	176,160	$0.75
Band 100	-	-	0.76
Band 75	-	-	0.76
Band 50	-	-	0.76
Band 25	-	-	0.76
Band 0	-	-	0.76
Total	$132,761	176,160

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$334
Mortality & expense charges			(2,066)
Net investment income (loss)			(1,732)

Gain (loss) on investments:
Net realized gain (loss)			(13,926)
Realized gain distributions			36,547
Net change in unrealized appreciation (depreciation)			(56,988)
Net gain (loss)			(34,367)

Increase (decrease) in net assets from operations			$(36,099)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,732)	$-
Net realized gain (loss)		(13,926)	-
Realized gain distributions		36,547	-
Net change in unrealized appreciation (depreciation)		(56,988)	-

Increase (decrease) in net assets from operations		(36,099)	-

Contract owner transactions:
Proceeds from units sold		224,556	-
Cost of units redeemed		(55,696)	-
Account charges		-	-
Increase (decrease)		168,860	-
Net increase (decrease)		132,761	-
Net assets, beginning		-	-
Net assets, ending		$132,761	$-

Units sold		240,886	-
Units redeemed		(64,726)	-
Net increase (decrease)		176,160	-
Units outstanding, beginning		-	-
Units outstanding, ending		176,160	-

* Date of Fund Inception into Variable Account: 1 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$224,556
Cost of units redeemed/account charges			(55,696)
Net investment income (loss)			(1,732)
Net realized gain (loss)			(13,926)
Realized gain distributions			36,547
Net change in unrealized appreciation (depreciation)			(56,988)
Net assets			$132,761

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.75	176	$133	1.25%	-24.6%	12/31/2022	$0.76	0	$0	1.00%	-24.5%	12/31/2022	$0.76	0	$0	0.75%	-24.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.76	0	$0	0.50%	-24.1%	12/31/2022	$0.76	0	$0	0.25%	-23.9%	12/31/2022	$0.76	0	$0	0.00%	-23.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Intg Small Cap Growth A Class - 06-67T

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$292,579	$354,894	27,135
Receivables: investments sold	-
Payables: investments purchased	(59)
Net assets	$292,520

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$122,507	183,191	$0.67
Band 100	170,013	253,626	0.67
Band 75	-	-	0.67
Band 50	-	-	0.67
Band 25	-	-	0.68
Band 0	-	-	0.68
Total	$292,520	436,817

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(4,089)
Net investment income (loss)			(4,089)

Gain (loss) on investments:
Net realized gain (loss)			(22,867)
Realized gain distributions			15,663
Net change in unrealized appreciation (depreciation)			(62,315)
Net gain (loss)			(69,519)

Increase (decrease) in net assets from operations			$(73,608)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,089)	$-
Net realized gain (loss)		(22,867)	-
Realized gain distributions		15,663	-
Net change in unrealized appreciation (depreciation)		(62,315)	-

Increase (decrease) in net assets from operations		(73,608)	-

Contract owner transactions:
Proceeds from units sold		543,032	-
Cost of units redeemed		(176,716)	-
Account charges		(188)	-
Increase (decrease)		366,128	-
Net increase (decrease)		292,520	-
Net assets, beginning		-	-
Net assets, ending		$292,520	$-

Units sold		669,542	-
Units redeemed		(232,725)	-
Net increase (decrease)		436,817	-
Units outstanding, beginning		-	-
Units outstanding, ending		436,817	-

* Date of Fund Inception into Variable Account: 1 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$543,032
Cost of units redeemed/account charges			(176,904)
Net investment income (loss)			(4,089)
Net realized gain (loss)			(22,867)
Realized gain distributions			15,663
Net change in unrealized appreciation (depreciation)			(62,315)
Net assets			$292,520

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.67	183	$123	1.25%	-33.1%	12/31/2022	$0.67	254	$170	1.00%	-33.0%	12/31/2022	$0.67	0	$0	0.75%	-32.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.67	0	$0	0.50%	-32.6%	12/31/2022	$0.68	0	$0	0.25%	-32.5%	12/31/2022	$0.68	0	$0	0.00%	-32.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust CRM Mid Cap Value Investor Class - 06-551

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$105,739	$105,543	4,901
Receivables: investments sold	27
Payables: investments purchased	-
Net assets	$105,766

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$105,766	27,395	$3.86
Band 100	-	-	4.00
Band 75	-	-	4.13
Band 50	-	-	4.28
Band 25	-	-	4.43
Band 0	-	-	4.58
Total	$105,766	27,395

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,222
Mortality & expense charges			(1,346)
Net investment income (loss)			(124)

Gain (loss) on investments:
Net realized gain (loss)			371
Realized gain distributions			3,252
Net change in unrealized appreciation (depreciation)			(15,994)
Net gain (loss)			(12,371)

Increase (decrease) in net assets from operations			$(12,495)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(124)	$(317)
Net realized gain (loss)		371	980
Realized gain distributions		3,252	18,820
Net change in unrealized appreciation (depreciation)		(15,994)	6,360

Increase (decrease) in net assets from operations		(12,495)	25,843

Contract owner transactions:
Proceeds from units sold		3,147	2,625
Cost of units redeemed		(3,939)	(3,274)
Account charges		(260)	(275)
Increase (decrease)		(1,052)	(924)
Net increase (decrease)		(13,547)	24,919
Net assets, beginning		119,313	94,394
Net assets, ending		$105,766	$119,313

Units sold		807	812
Units redeemed		(1,073)	(1,050)
Net increase (decrease)		(266)	(238)
Units outstanding, beginning		27,661	27,899
Units outstanding, ending		27,395	27,661

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,169,599
Cost of units redeemed/account charges			(1,395,665)
Net investment income (loss)			(21,409)
Net realized gain (loss)			36,390
Realized gain distributions			316,655
Net change in unrealized appreciation (depreciation)			196
Net assets			$105,766

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.86	27	$106	1.25%	-10.5%	12/31/2022	$4.00	0	$0	1.00%	-10.3%	12/31/2022	$4.13	0	$0	0.75%	-10.0%
12/31/2021	4.31	28	119	1.25%	27.5%	12/31/2021	4.45	0	0	1.00%	27.8%	12/31/2021	4.60	0	0	0.75%	28.1%
12/31/2020	3.38	28	94	1.25%	9.2%	12/31/2020	3.48	0	0	1.00%	9.5%	12/31/2020	3.59	0	0	0.75%	9.7%
12/31/2019	3.10	0	0	1.25%	23.0%	12/31/2019	3.18	0	0	1.00%	23.3%	12/31/2019	3.27	0	0	0.75%	23.6%
12/31/2018	2.52	0	0	1.25%	-8.2%	12/31/2018	2.58	0	0	1.00%	-8.0%	12/31/2018	2.64	0	0	0.75%	-7.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.28	0	$0	0.50%	-9.8%	12/31/2022	$4.43	0	$0	0.25%	-9.6%	12/31/2022	$4.58	0	$0	0.00%	-9.4%
12/31/2021	4.74	0	0	0.50%	28.4%	12/31/2021	4.90	0	0	0.25%	28.8%	12/31/2021	5.05	0	0	0.00%	29.1%
12/31/2020	3.69	0	0	0.50%	10.0%	12/31/2020	3.80	0	0	0.25%	10.3%	12/31/2020	3.91	0	0	0.00%	10.6%
12/31/2019	3.36	0	0	0.50%	24.0%	12/31/2019	3.45	0	0	0.25%	24.3%	12/31/2019	3.54	0	0	0.00%	24.6%
12/31/2018	2.71	0	0	0.50%	-7.5%	12/31/2018	2.77	0	0	0.25%	-7.3%	12/31/2018	2.84	0	0	0.00%	-7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.1%
2021	1.0%
2020	0.7%
2019	0.5%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust CRM Small Cap Value Investor Class - 06-552 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$3.13
Band 100	-	-	3.24
Band 75	-	-	3.35
Band 50	-	-	3.46
Band 25	-	-	3.59
Band 0	-	-	3.71
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.13	0	$0	1.25%	-7.5%	12/31/2022	$3.24	0	$0	1.00%	-7.2%	12/31/2022	$3.35	0	$0	0.75%	-7.0%
12/31/2021	3.38	0	0	1.25%	15.3%	12/31/2021	3.49	0	0	1.00%	15.5%	12/31/2021	3.60	0	0	0.75%	15.8%
12/31/2020	2.93	0	0	1.25%	-4.5%	12/31/2020	3.02	0	0	1.00%	-4.2%	12/31/2020	3.11	0	0	0.75%	-4.0%
12/31/2019	3.07	0	0	1.25%	24.2%	12/31/2019	3.15	0	0	1.00%	24.5%	12/31/2019	3.24	0	0	0.75%	24.8%
12/31/2018	2.47	0	0	1.25%	-16.4%	12/31/2018	2.53	0	0	1.00%	-16.2%	12/31/2018	2.59	0	0	0.75%	-16.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.46	0	$0	0.50%	-6.8%	12/31/2022	$3.59	0	$0	0.25%	-6.5%	12/31/2022	$3.71	0	$0	0.00%	-6.3%
12/31/2021	3.72	0	0	0.50%	16.1%	12/31/2021	3.84	0	0	0.25%	16.4%	12/31/2021	3.96	0	0	0.00%	16.7%
12/31/2020	3.20	0	0	0.50%	-3.8%	12/31/2020	3.30	0	0	0.25%	-3.5%	12/31/2020	3.39	0	0	0.00%	-3.3%
12/31/2019	3.33	0	0	0.50%	25.1%	12/31/2019	3.42	0	0	0.25%	25.4%	12/31/2019	3.51	0	0	0.00%	25.7%
12/31/2018	2.66	0	0	0.50%	-15.8%	12/31/2018	2.72	0	0	0.25%	-15.6%	12/31/2018	2.79	0	0	0.00%	-15.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Emerging Markets Fund R6 Class - 06-3YK

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,080	$10,375	489
Receivables: investments sold	274
Payables: investments purchased	-
Net assets	$8,354

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,354	8,650	$0.97
Band 100	-	-	0.97
Band 75	-	-	0.98
Band 50	-	-	0.99
Band 25	-	-	1.00
Band 0	-	-	1.01
Total	$8,354	8,650

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$156
Mortality & expense charges			(86)
Net investment income (loss)			70

Gain (loss) on investments:
Net realized gain (loss)			(19)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(2,363)
Net gain (loss)			(2,382)

Increase (decrease) in net assets from operations			$(2,312)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$70	$130
Net realized gain (loss)		(19)	2,105
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(2,363)	(2,176)

Increase (decrease) in net assets from operations		(2,312)	59

Contract owner transactions:
Proceeds from units sold		3,901	3,358
Cost of units redeemed		-	(6,939)
Account charges		(17)	(13)
Increase (decrease)		3,884	(3,594)
Net increase (decrease)		1,572	(3,535)
Net assets, beginning		6,782	10,317
Net assets, ending		$8,354	$6,782

Units sold		3,715	2,354
Units redeemed		(17)	(4,696)
Net increase (decrease)		3,698	(2,342)
Units outstanding, beginning		4,952	7,294
Units outstanding, ending		8,650	4,952

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$16,147
Cost of units redeemed/account charges			(7,836)
Net investment income (loss)			179
Net realized gain (loss)			2,112
Realized gain distributions			47
Net change in unrealized appreciation (depreciation)			(2,295)
Net assets			$8,354

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.97	9	$8	1.25%	-29.5%	12/31/2022	$0.97	0	$0	1.00%	-29.3%	12/31/2022	$0.98	0	$0	0.75%	-29.1%
12/31/2021	1.37	5	7	1.25%	-3.2%	12/31/2021	1.38	0	0	1.00%	-2.9%	12/31/2021	1.39	0	0	0.75%	-2.7%
12/31/2020	1.41	7	10	1.25%	24.4%	12/31/2020	1.42	0	0	1.00%	24.7%	12/31/2020	1.43	0	0	0.75%	25.0%
12/31/2019	1.14	5	6	1.25%	13.7%	12/31/2019	1.14	0	0	1.00%	13.9%	12/31/2019	1.14	0	0	0.75%	14.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.99	0	$0	0.50%	-29.0%	12/31/2022	$1.00	0	$0	0.25%	-28.8%	12/31/2022	$1.01	0	$0	0.00%	-28.6%
12/31/2021	1.40	0	0	0.50%	-2.4%	12/31/2021	1.40	0	0	0.25%	-2.2%	12/31/2021	1.41	0	0	0.00%	-1.9%
12/31/2020	1.43	0	0	0.50%	25.3%	12/31/2020	1.44	0	0	0.25%	25.6%	12/31/2020	1.44	0	0	0.00%	26.0%
12/31/2019	1.14	0	0	0.50%	14.2%	12/31/2019	1.14	0	0	0.25%	14.3%	12/31/2019	1.14	0	0	0.00%	14.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.1%
2021	2.5%
2020	0.3%
2019	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Small Cap Value Fund R6 Class - 06-3CN

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$379,230	$400,420	5,548
Receivables: investments sold	1,345
Payables: investments purchased	-
Net assets	$380,575

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$380,575	330,172	$1.15
Band 100	-	-	1.17
Band 75	-	-	1.18
Band 50	-	-	1.19
Band 25	-	-	1.21
Band 0	-	-	1.22
Total	$380,575	330,172

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$4,187
Mortality & expense charges			(2,302)
Net investment income (loss)			1,885

Gain (loss) on investments:
Net realized gain (loss)			8,407
Realized gain distributions			12,208
Net change in unrealized appreciation (depreciation)			(33,906)
Net gain (loss)			(13,291)

Increase (decrease) in net assets from operations			$(11,406)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,885	$(602)
Net realized gain (loss)		8,407	18,013
Realized gain distributions		12,208	2,968
Net change in unrealized appreciation (depreciation)		(33,906)	2,878

Increase (decrease) in net assets from operations		(11,406)	23,257

Contract owner transactions:
Proceeds from units sold		407,413	41,494
Cost of units redeemed		(87,203)	(76,194)
Account charges		(38)	(27)
Increase (decrease)		320,172	(34,727)
Net increase (decrease)		308,766	(11,470)
Net assets, beginning		71,809	83,279
Net assets, ending		$380,575	$71,809

Units sold		348,347	35,064
Units redeemed		(72,281)	(64,280)
Net increase (decrease)		276,066	(29,216)
Units outstanding, beginning		54,106	83,322
Units outstanding, ending		330,172	54,106

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$602,885
Cost of units redeemed/account charges			(238,031)
Net investment income (loss)			1,692
Net realized gain (loss)			17,705
Realized gain distributions			17,514
Net change in unrealized appreciation (depreciation)			(21,190)
Net assets			$380,575

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.15	330	$381	1.25%	-13.2%	12/31/2022	$1.17	0	$0	1.00%	-12.9%	12/31/2022	$1.18	0	$0	0.75%	-12.7%
12/31/2021	1.33	54	72	1.25%	32.8%	12/31/2021	1.34	0	0	1.00%	33.1%	12/31/2021	1.35	0	0	0.75%	33.5%
12/31/2020	1.00	83	83	1.25%	-2.3%	12/31/2020	1.01	0	0	1.00%	-2.0%	12/31/2020	1.01	0	0	0.75%	-1.8%
12/31/2019	1.02	76	78	1.25%	26.8%	12/31/2019	1.03	0	0	1.00%	27.1%	12/31/2019	1.03	0	0	0.75%	27.4%
12/31/2018	0.81	0	0	1.25%	-19.3%	12/31/2018	0.81	0	0	1.00%	-19.2%	12/31/2018	0.81	0	0	0.75%	-19.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.19	0	$0	0.50%	-12.5%	12/31/2022	$1.21	0	$0	0.25%	-12.3%	12/31/2022	$1.22	0	$0	0.00%	-12.1%
12/31/2021	1.36	0	0	0.50%	33.8%	12/31/2021	1.38	0	0	0.25%	34.1%	12/31/2021	1.39	0	0	0.00%	34.5%
12/31/2020	1.02	0	0	0.50%	-1.5%	12/31/2020	1.03	0	0	0.25%	-1.3%	12/31/2020	1.03	0	0	0.00%	-1.1%
12/31/2019	1.04	0	0	0.50%	27.7%	12/31/2019	1.04	0	0	0.25%	28.1%	12/31/2019	1.04	0	0	0.00%	28.4%
12/31/2018	0.81	0	0	0.50%	-18.9%	12/31/2018	0.81	0	0	0.25%	-18.8%	12/31/2018	0.81	0	0	0.00%	-18.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.9%
2021	0.7%
2020	1.0%
2019	2.5%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Small Cap Core Fund R6 Class - 06-3GP

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,364,820	$1,539,453	53,692
Receivables: investments sold	-
Payables: investments purchased	(2,646)
Net assets	$1,362,174

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,362,174	1,201,536	$1.13
Band 100	-	-	1.15
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$1,362,174	1,201,536

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$8,220
Mortality & expense charges			(11,565)
Net investment income (loss)			(3,345)

Gain (loss) on investments:
Net realized gain (loss)			(23,943)
Realized gain distributions			43,753
Net change in unrealized appreciation (depreciation)			(185,504)
Net gain (loss)			(165,694)

Increase (decrease) in net assets from operations			$(169,039)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,345)	$(1,144)
Net realized gain (loss)		(23,943)	5,043
Realized gain distributions		43,753	14,514
Net change in unrealized appreciation (depreciation)		(185,504)	(710)

Increase (decrease) in net assets from operations		(169,039)	17,703

Contract owner transactions:
Proceeds from units sold		1,595,446	210,652
Cost of units redeemed		(314,050)	(9,962)
Account charges		(3,241)	(248)
Increase (decrease)		1,278,155	200,442
Net increase (decrease)		1,109,116	218,145
Net assets, beginning		253,058	34,913
Net assets, ending		$1,362,174	$253,058

Units sold		1,295,085	162,125
Units redeemed		(279,161)	(7,707)
Net increase (decrease)		1,015,924	154,418
Units outstanding, beginning		185,612	31,194
Units outstanding, ending		1,201,536	185,612

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,836,185
Cost of units redeemed/account charges			(335,342)
Net investment income (loss)			(4,663)
Net realized gain (loss)			(17,913)
Realized gain distributions			58,540
Net change in unrealized appreciation (depreciation)			(174,633)
Net assets			$1,362,174

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.13	1,202	$1,362	1.25%	-16.8%	12/31/2022	$1.15	0	$0	1.00%	-16.6%	12/31/2022	$1.16	0	$0	0.75%	-16.4%
12/31/2021	1.36	186	253	1.25%	21.8%	12/31/2021	1.38	0	0	1.00%	22.1%	12/31/2021	1.39	0	0	0.75%	22.4%
12/31/2020	1.12	31	35	1.25%	14.1%	12/31/2020	1.13	0	0	1.00%	14.4%	12/31/2020	1.13	0	0	0.75%	14.7%
12/31/2019	0.98	2	2	1.25%	24.6%	12/31/2019	0.98	0	0	1.00%	24.9%	12/31/2019	0.99	0	0	0.75%	25.2%
12/31/2018	0.79	0	0	1.25%	-21.3%	12/31/2018	0.79	0	0	1.00%	-21.2%	12/31/2018	0.79	0	0	0.75%	-21.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.17	0	$0	0.50%	-16.2%	12/31/2022	$1.19	0	$0	0.25%	-16.0%	12/31/2022	$1.20	0	$0	0.00%	-15.8%
12/31/2021	1.40	0	0	0.50%	22.7%	12/31/2021	1.41	0	0	0.25%	23.0%	12/31/2021	1.42	0	0	0.00%	23.3%
12/31/2020	1.14	0	0	0.50%	14.9%	12/31/2020	1.15	0	0	0.25%	15.2%	12/31/2020	1.15	0	0	0.00%	15.5%
12/31/2019	0.99	0	0	0.50%	25.5%	12/31/2019	1.00	0	0	0.25%	25.8%	12/31/2019	1.00	0	0	0.00%	26.2%
12/31/2018	0.79	0	0	0.50%	-21.0%	12/31/2018	0.79	0	0	0.25%	-20.9%	12/31/2018	0.79	0	0	0.00%	-20.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.0%
2021	0.5%
2020	0.6%
2019	1.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS RREEF Real Assets Fund A Class - 06-621

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$28,474	$31,258	2,667
Receivables: investments sold	1,746
Payables: investments purchased	-
Net assets	$30,220

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$30,220	16,534	$1.83
Band 100	-	-	1.89
Band 75	-	-	1.96
Band 50	-	-	2.02
Band 25	-	-	2.10
Band 0	-	-	2.17
Total	$30,220	16,534

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,141
Mortality & expense charges			(655)
Net investment income (loss)			486

Gain (loss) on investments:
Net realized gain (loss)			(5,166)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(5,972)
Net gain (loss)			(11,138)

Increase (decrease) in net assets from operations			$(10,652)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$486	$1,905
Net realized gain (loss)		(5,166)	19,105
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(5,972)	(131)

Increase (decrease) in net assets from operations		(10,652)	20,879

Contract owner transactions:
Proceeds from units sold		88,548	215,934
Cost of units redeemed		(107,719)	(210,347)
Account charges		(199)	(209)
Increase (decrease)		(19,370)	5,378
Net increase (decrease)		(30,022)	26,257
Net assets, beginning		60,242	33,985
Net assets, ending		$30,220	$60,242

Units sold		43,943	111,967
Units redeemed		(56,740)	(102,811)
Net increase (decrease)		(12,797)	9,156
Units outstanding, beginning		29,331	20,175
Units outstanding, ending		16,534	29,331

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,016,142
Cost of units redeemed/account charges			(1,021,585)
Net investment income (loss)			20,829
Net realized gain (loss)			17,618
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(2,784)
Net assets			$30,220

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.83	17	$30	1.25%	-11.0%	12/31/2022	$1.89	0	$0	1.00%	-10.8%	12/31/2022	$1.96	0	$0	0.75%	-10.6%
12/31/2021	2.05	29	60	1.25%	21.9%	12/31/2021	2.12	0	0	1.00%	22.2%	12/31/2021	2.19	0	0	0.75%	22.5%
12/31/2020	1.68	20	34	1.25%	2.4%	12/31/2020	1.73	0	0	1.00%	2.7%	12/31/2020	1.79	0	0	0.75%	2.9%
12/31/2019	1.64	83	137	1.25%	19.9%	12/31/2019	1.69	0	0	1.00%	20.2%	12/31/2019	1.73	0	0	0.75%	20.5%
12/31/2018	1.37	24	33	1.25%	-6.6%	12/31/2018	1.41	0	0	1.00%	-6.3%	12/31/2018	1.44	0	0	0.75%	-6.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.02	0	$0	0.50%	-10.3%	12/31/2022	$2.10	0	$0	0.25%	-10.1%	12/31/2022	$2.17	0	$0	0.00%	-9.9%
12/31/2021	2.26	0	0	0.50%	22.8%	12/31/2021	2.33	0	0	0.25%	23.2%	12/31/2021	2.41	0	0	0.00%	23.5%
12/31/2020	1.84	0	0	0.50%	3.2%	12/31/2020	1.89	0	0	0.25%	3.4%	12/31/2020	1.95	0	0	0.00%	3.7%
12/31/2019	1.78	0	0	0.50%	20.8%	12/31/2019	1.83	0	0	0.25%	21.1%	12/31/2019	1.88	55	103	0.00%	21.4%
12/31/2018	1.47	0	0	0.50%	-5.8%	12/31/2018	1.51	0	0	0.25%	-5.6%	12/31/2018	1.55	52	80	0.00%	-5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.5%
2021	7.6%
2020	0.8%
2019	1.6%
2018	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS Mid Cap Value Fund A Class - 06-622

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$122,858	$127,597	7,578
Receivables: investments sold	-
Payables: investments purchased	(11)
Net assets	$122,847

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$47,550	12,509	$3.80
Band 100	75,297	19,143	3.93
Band 75	-	-	4.07
Band 50	-	-	4.21
Band 25	-	-	4.36
Band 0	-	-	4.51
Total	$122,847	31,652

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,092
Mortality & expense charges			(1,503)
Net investment income (loss)			(411)

Gain (loss) on investments:
Net realized gain (loss)			6,900
Realized gain distributions			3,517
Net change in unrealized appreciation (depreciation)			(38,533)
Net gain (loss)			(28,116)

Increase (decrease) in net assets from operations			$(28,527)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(411)	$(1,130)
Net realized gain (loss)		6,900	2,851
Realized gain distributions		3,517	21,567
Net change in unrealized appreciation (depreciation)		(38,533)	21,823

Increase (decrease) in net assets from operations		(28,527)	45,111

Contract owner transactions:
Proceeds from units sold		27	5,113
Cost of units redeemed		(51,699)	(16,714)
Account charges		(30)	(26)
Increase (decrease)		(51,702)	(11,627)
Net increase (decrease)		(80,229)	33,484
Net assets, beginning		203,076	169,592
Net assets, ending		$122,847	$203,076

Units sold		5	1,270
Units redeemed		(12,090)	(4,058)
Net increase (decrease)		(12,085)	(2,788)
Units outstanding, beginning		43,737	46,525
Units outstanding, ending		31,652	43,737

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$583,199
Cost of units redeemed/account charges			(568,170)
Net investment income (loss)			(7,576)
Net realized gain (loss)			25,129
Realized gain distributions			95,004
Net change in unrealized appreciation (depreciation)			(4,739)
Net assets			$122,847

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.80	13	$48	1.25%	-16.8%	12/31/2022	$3.93	19	$75	1.00%	-16.6%	12/31/2022	$4.07	0	$0	0.75%	-16.4%
12/31/2021	4.57	22	101	1.25%	27.2%	12/31/2021	4.72	22	102	1.00%	27.5%	12/31/2021	4.87	0	0	0.75%	27.8%
12/31/2020	3.59	24	87	1.25%	17.3%	12/31/2020	3.70	22	83	1.00%	17.6%	12/31/2020	3.81	0	0	0.75%	17.9%
12/31/2019	3.06	33	102	1.25%	26.1%	12/31/2019	3.15	28	89	1.00%	26.4%	12/31/2019	3.23	0	0	0.75%	26.7%
12/31/2018	2.43	37	91	1.25%	-18.3%	12/31/2018	2.49	31	77	1.00%	-18.1%	12/31/2018	2.55	0	0	0.75%	-17.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.21	0	$0	0.50%	-16.2%	12/31/2022	$4.36	0	$0	0.25%	-16.0%	12/31/2022	$4.51	0	$0	0.00%	-15.8%
12/31/2021	5.03	0	0	0.50%	28.1%	12/31/2021	5.19	0	0	0.25%	28.4%	12/31/2021	5.35	0	0	0.00%	28.8%
12/31/2020	3.92	0	0	0.50%	18.2%	12/31/2020	4.04	0	0	0.25%	18.5%	12/31/2020	4.16	0	0	0.00%	18.8%
12/31/2019	3.32	0	0	0.50%	27.1%	12/31/2019	3.41	0	0	0.25%	27.4%	12/31/2019	3.50	0	0	0.00%	27.7%
12/31/2018	2.61	0	0	0.50%	-17.7%	12/31/2018	2.68	0	0	0.25%	-17.4%	12/31/2018	2.74	0	0	0.00%	-17.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.7%
2021	0.5%
2020	0.7%
2019	0.7%
2018	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS RREEF Real Estate Securities Fund A Class - 06-613

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$489,358	$586,988	25,740
Receivables: investments sold	2,035
Payables: investments purchased	-
Net assets	$491,393

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$491,393	261,110	$1.88
Band 100	-	-	1.94
Band 75	-	-	1.99
Band 50	-	-	2.05
Band 25	-	-	2.11
Band 0	-	-	2.17
Total	$491,393	261,110

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$7,122
Mortality & expense charges			(6,840)
Net investment income (loss)			282

Gain (loss) on investments:
Net realized gain (loss)			(16,394)
Realized gain distributions			11,629
Net change in unrealized appreciation (depreciation)			(194,019)
Net gain (loss)			(198,784)

Increase (decrease) in net assets from operations			$(198,502)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$282	$(620)
Net realized gain (loss)		(16,394)	50,895
Realized gain distributions		11,629	39,346
Net change in unrealized appreciation (depreciation)		(194,019)	103,808

Increase (decrease) in net assets from operations		(198,502)	193,429

Contract owner transactions:
Proceeds from units sold		264,261	439,427
Cost of units redeemed		(299,512)	(372,505)
Account charges		(376)	(340)
Increase (decrease)		(35,627)	66,582
Net increase (decrease)		(234,129)	260,011
Net assets, beginning		725,522	465,511
Net assets, ending		$491,393	$725,522

Units sold		123,091	195,537
Units redeemed		(137,526)	(166,636)
Net increase (decrease)		(14,435)	28,901
Units outstanding, beginning		275,545	246,644
Units outstanding, ending		261,110	275,545

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$4,475,406
Cost of units redeemed/account charges			(4,471,028)
Net investment income (loss)			62,968
Net realized gain (loss)			57,282
Realized gain distributions			464,395
Net change in unrealized appreciation (depreciation)			(97,630)
Net assets			$491,393

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.88	261	$491	1.25%	-28.5%	12/31/2022	$1.94	0	$0	1.00%	-28.3%	12/31/2022	$1.99	0	$0	0.75%	-28.2%
12/31/2021	2.63	276	726	1.25%	40.8%	12/31/2021	2.70	0	0	1.00%	41.1%	12/31/2021	2.78	0	0	0.75%	41.5%
12/31/2020	1.87	229	429	1.25%	-6.4%	12/31/2020	1.92	0	0	1.00%	-6.1%	12/31/2020	1.96	0	0	0.75%	-5.9%
12/31/2019	2.00	283	565	1.25%	27.5%	12/31/2019	2.04	0	0	1.00%	27.8%	12/31/2019	2.09	0	0	0.75%	28.1%
12/31/2018	1.57	337	529	1.25%	-4.7%	12/31/2018	1.60	0	0	1.00%	-4.5%	12/31/2018	1.63	0	0	0.75%	-4.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.05	0	$0	0.50%	-28.0%	12/31/2022	$2.11	0	$0	0.25%	-27.8%	12/31/2022	$2.17	0	$0	0.00%	-27.6%
12/31/2021	2.85	0	0	0.50%	41.8%	12/31/2021	2.93	0	0	0.25%	42.2%	12/31/2021	3.00	0	0	0.00%	42.5%
12/31/2020	2.01	0	0	0.50%	-5.7%	12/31/2020	2.06	0	0	0.25%	-5.4%	12/31/2020	2.11	18	37	0.00%	-5.2%
12/31/2019	2.13	0	0	0.50%	28.5%	12/31/2019	2.18	0	0	0.25%	28.8%	12/31/2019	2.22	17	37	0.00%	29.1%
12/31/2018	1.66	0	0	0.50%	-4.0%	12/31/2018	1.69	0	0	0.25%	-3.7%	12/31/2018	1.72	53	91	0.00%	-3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.2%
2021	1.1%
2020	1.4%
2019	1.9%
2018	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS RREEF Real Estate Securities Fund S Class - 06-617

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,794,557	$2,182,511	94,346
Receivables: investments sold	19,730
Payables: investments purchased	-
Net assets	$1,814,287

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,814,287	937,809	$1.93
Band 100	-	-	1.99
Band 75	-	-	2.05
Band 50	-	-	2.11
Band 25	-	-	2.17
Band 0	-	-	2.23
Total	$1,814,287	937,809

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$34,179
Mortality & expense charges			(30,065)
Net investment income (loss)			4,114

Gain (loss) on investments:
Net realized gain (loss)			(46,483)
Realized gain distributions			50,037
Net change in unrealized appreciation (depreciation)			(881,298)
Net gain (loss)			(877,744)

Increase (decrease) in net assets from operations			$(873,630)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,114	$(1,896)
Net realized gain (loss)		(46,483)	513,274
Realized gain distributions		50,037	189,036
Net change in unrealized appreciation (depreciation)		(881,298)	629,146

Increase (decrease) in net assets from operations		(873,630)	1,329,560

Contract owner transactions:
Proceeds from units sold		876,242	3,057,317
Cost of units redeemed		(1,441,744)	(5,293,000)
Account charges		(1,821)	(6,923)
Increase (decrease)		(567,323)	(2,242,606)
Net increase (decrease)		(1,440,953)	(913,046)
Net assets, beginning		3,255,240	4,168,286
Net assets, ending		$1,814,287	$3,255,240

Units sold		392,291	1,436,987
Units redeemed		(660,775)	(2,408,780)
Net increase (decrease)		(268,484)	(971,793)
Units outstanding, beginning		1,206,293	2,178,086
Units outstanding, ending		937,809	1,206,293

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$23,377,591
Cost of units redeemed/account charges			(24,037,408)
Net investment income (loss)			314,455
Net realized gain (loss)			392,661
Realized gain distributions			2,154,942
Net change in unrealized appreciation (depreciation)			(387,954)
Net assets			$1,814,287

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.93	938	$1,814	1.25%	-28.3%	12/31/2022	$1.99	0	$0	1.00%	-28.1%	12/31/2022	$2.05	0	$0	0.75%	-28.0%
12/31/2021	2.70	1,206	3,255	1.25%	41.0%	12/31/2021	2.77	0	0	1.00%	41.4%	12/31/2021	2.84	0	0	0.75%	41.7%
12/31/2020	1.91	2,178	4,168	1.25%	-6.2%	12/31/2020	1.96	0	0	1.00%	-5.9%	12/31/2020	2.01	0	0	0.75%	-5.7%
12/31/2019	2.04	3,201	6,529	1.25%	27.8%	12/31/2019	2.08	0	0	1.00%	28.1%	12/31/2019	2.13	0	0	0.75%	28.4%
12/31/2018	1.60	2,391	3,817	1.25%	-4.5%	12/31/2018	1.63	0	0	1.00%	-4.3%	12/31/2018	1.66	0	0	0.75%	-4.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.11	0	$0	0.50%	-27.8%	12/31/2022	$2.17	0	$0	0.25%	-27.6%	12/31/2022	$2.23	0	$0	0.00%	-27.4%
12/31/2021	2.92	0	0	0.50%	42.1%	12/31/2021	3.00	0	0	0.25%	42.4%	12/31/2021	3.08	0	0	0.00%	42.8%
12/31/2020	2.06	0	0	0.50%	-5.5%	12/31/2020	2.10	0	0	0.25%	-5.2%	12/31/2020	2.16	0	0	0.00%	-5.0%
12/31/2019	2.17	0	0	0.50%	28.8%	12/31/2019	2.22	0	0	0.25%	29.1%	12/31/2019	2.27	0	0	0.00%	29.4%
12/31/2018	1.69	0	0	0.50%	-3.8%	12/31/2018	1.72	0	0	0.25%	-3.5%	12/31/2018	1.75	0	0	0.00%	-3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.3%
2021	1.4%
2020	1.4%
2019	2.0%
2018	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS Enhanced Commodity Strategy Fund S Class - 06-608 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.08
Band 100	-	-	1.10
Band 75	-	-	1.12
Band 50	-	-	1.14
Band 25	-	-	1.17
Band 0	-	-	1.19
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$201,649
Cost of units redeemed/account charges			(192,899)
Net investment income (loss)			12,094
Net realized gain (loss)			(20,844)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.08	0	$0	1.25%	8.2%	12/31/2022	$1.10	0	$0	1.00%	8.4%	12/31/2022	$1.12	0	$0	0.75%	8.7%
12/31/2021	1.00	0	0	1.25%	28.1%	12/31/2021	1.01	0	0	1.00%	28.4%	12/31/2021	1.03	0	0	0.75%	28.8%
12/31/2020	0.78	0	0	1.25%	-3.1%	12/31/2020	0.79	0	0	1.00%	-2.9%	12/31/2020	0.80	0	0	0.75%	-2.6%
12/31/2019	0.80	0	0	1.25%	1.3%	12/31/2019	0.81	0	0	1.00%	1.5%	12/31/2019	0.82	0	0	0.75%	1.8%
12/31/2018	0.79	157	124	1.25%	-12.8%	12/31/2018	0.80	0	0	1.00%	-12.6%	12/31/2018	0.81	0	0	0.75%	-12.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.14	0	$0	0.50%	9.0%	12/31/2022	$1.17	0	$0	0.25%	9.2%	12/31/2022	$1.19	0	$0	0.00%	9.5%
12/31/2021	1.05	0	0	0.50%	29.1%	12/31/2021	1.07	0	0	0.25%	29.4%	12/31/2021	1.09	0	0	0.00%	29.7%
12/31/2020	0.81	0	0	0.50%	-2.4%	12/31/2020	0.83	0	0	0.25%	-2.1%	12/31/2020	0.84	0	0	0.00%	-1.9%
12/31/2019	0.83	0	0	0.50%	2.0%	12/31/2019	0.84	0	0	0.25%	2.3%	12/31/2019	0.85	0	0	0.00%	2.5%
12/31/2018	0.82	0	0	0.50%	-12.1%	12/31/2018	0.83	0	0	0.25%	-11.9%	12/31/2018	0.83	0	0	0.00%	-11.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.6%
2018	9.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS RREEF Global Infrastructure Fund S Class - 06-614 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.20
Band 100	-	-	1.22
Band 75	-	-	1.25
Band 50	-	-	1.27
Band 25	-	-	1.30
Band 0	-	-	1.32
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.20	0	$0	1.25%	-8.9%	12/31/2022	$1.22	0	$0	1.00%	-8.7%	12/31/2022	$1.25	0	$0	0.75%	-8.4%
12/31/2021	1.31	0	0	1.25%	18.8%	12/31/2021	1.34	0	0	1.00%	19.1%	12/31/2021	1.36	0	0	0.75%	19.4%
12/31/2020	1.11	0	0	1.25%	-3.3%	12/31/2020	1.12	0	0	1.00%	-3.1%	12/31/2020	1.14	0	0	0.75%	-2.8%
12/31/2019	1.14	0	0	1.25%	27.6%	12/31/2019	1.16	0	0	1.00%	27.9%	12/31/2019	1.17	0	0	0.75%	28.2%
12/31/2018	0.90	0	0	1.25%	-12.2%	12/31/2018	0.91	0	0	1.00%	-11.9%	12/31/2018	0.92	0	0	0.75%	-11.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.27	0	$0	0.50%	-8.2%	12/31/2022	$1.30	0	$0	0.25%	-8.0%	12/31/2022	$1.32	0	$0	0.00%	-7.8%
12/31/2021	1.38	0	0	0.50%	19.7%	12/31/2021	1.41	0	0	0.25%	20.0%	12/31/2021	1.43	0	0	0.00%	20.3%
12/31/2020	1.16	0	0	0.50%	-2.6%	12/31/2020	1.17	0	0	0.25%	-2.3%	12/31/2020	1.19	0	0	0.00%	-2.1%
12/31/2019	1.19	0	0	0.50%	28.5%	12/31/2019	1.20	0	0	0.25%	28.8%	12/31/2019	1.22	0	0	0.00%	29.2%
12/31/2018	0.92	0	0	0.50%	-11.5%	12/31/2018	0.93	0	0	0.25%	-11.3%	12/31/2018	0.94	0	0	0.00%	-11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS Enhanced Commodity Strategy Fund A Class - 06-916 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.06
Band 100	-	-	1.08
Band 75	-	-	1.10
Band 50	-	-	1.12
Band 25	-	-	1.15
Band 0	-	-	1.17
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$3,842
Cost of units redeemed/account charges			(4,128)
Net investment income (loss)			100
Net realized gain (loss)			186
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.06	0	$0	1.25%	7.8%	12/31/2022	$1.08	0	$0	1.00%	8.1%	12/31/2022	$1.10	0	$0	0.75%	8.4%
12/31/2021	0.98	0	0	1.25%	27.8%	12/31/2021	1.00	0	0	1.00%	28.1%	12/31/2021	1.02	0	0	0.75%	28.4%
12/31/2020	0.77	0	0	1.25%	-3.2%	12/31/2020	0.78	0	0	1.00%	-3.0%	12/31/2020	0.79	0	0	0.75%	-2.7%
12/31/2019	0.79	0	0	1.25%	1.1%	12/31/2019	0.80	0	0	1.00%	1.3%	12/31/2019	0.81	0	0	0.75%	1.6%
12/31/2018	0.79	0	0	1.25%	-13.0%	12/31/2018	0.79	0	0	1.00%	-12.8%	12/31/2018	0.80	0	0	0.75%	-12.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.12	0	$0	0.50%	8.6%	12/31/2022	$1.15	0	$0	0.25%	8.9%	12/31/2022	$1.17	0	$0	0.00%	9.2%
12/31/2021	1.04	0	0	0.50%	28.8%	12/31/2021	1.05	0	0	0.25%	29.1%	12/31/2021	1.07	0	0	0.00%	29.4%
12/31/2020	0.80	0	0	0.50%	-2.5%	12/31/2020	0.82	0	0	0.25%	-2.3%	12/31/2020	0.83	0	0	0.00%	-2.0%
12/31/2019	0.82	0	0	0.50%	1.8%	12/31/2019	0.84	0	0	0.25%	2.1%	12/31/2019	0.85	0	0	0.00%	2.3%
12/31/2018	0.81	0	0	0.50%	-12.3%	12/31/2018	0.82	0	0	0.25%	-12.1%	12/31/2018	0.83	0	0	0.00%	-11.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	9.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS RREEF Global Infrastructure Fund A Class - 06-917 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.18
Band 100	-	-	1.20
Band 75	-	-	1.23
Band 50	-	-	1.25
Band 25	-	-	1.28
Band 0	-	-	1.30
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.18	0	$0	1.25%	-9.1%	12/31/2022	$1.20	0	$0	1.00%	-8.9%	12/31/2022	$1.23	0	$0	0.75%	-8.7%
12/31/2021	1.30	0	0	1.25%	18.7%	12/31/2021	1.32	0	0	1.00%	19.0%	12/31/2021	1.35	0	0	0.75%	19.3%
12/31/2020	1.09	0	0	1.25%	-3.5%	12/31/2020	1.11	0	0	1.00%	-3.2%	12/31/2020	1.13	0	0	0.75%	-3.0%
12/31/2019	1.13	0	0	1.25%	27.3%	12/31/2019	1.15	0	0	1.00%	27.6%	12/31/2019	1.16	0	0	0.75%	28.0%
12/31/2018	0.89	0	0	1.25%	-12.3%	12/31/2018	0.90	0	0	1.00%	-12.1%	12/31/2018	0.91	0	0	0.75%	-11.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.25	0	$0	0.50%	-8.4%	12/31/2022	$1.28	0	$0	0.25%	-8.2%	12/31/2022	$1.30	0	$0	0.00%	-8.0%
12/31/2021	1.37	0	0	0.50%	19.6%	12/31/2021	1.39	0	0	0.25%	19.9%	12/31/2021	1.42	0	0	0.00%	20.2%
12/31/2020	1.14	0	0	0.50%	-2.7%	12/31/2020	1.16	0	0	0.25%	-2.5%	12/31/2020	1.18	0	0	0.00%	-2.2%
12/31/2019	1.18	0	0	0.50%	28.3%	12/31/2019	1.19	0	0	0.25%	28.6%	12/31/2019	1.21	0	0	0.00%	28.9%
12/31/2018	0.92	0	0	0.50%	-11.7%	12/31/2018	0.93	0	0	0.25%	-11.5%	12/31/2018	0.94	0	0	0.00%	-11.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS RREEF Real Estate Securities Fund R6 Class - 06-CWH

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,943,058	$6,033,192	261,490
Receivables: investments sold	40,954
Payables: investments purchased	-
Net assets	$4,984,012

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,984,012	4,000,726	$1.25
Band 100	-	-	1.26
Band 75	-	-	1.28
Band 50	-	-	1.30
Band 25	-	-	1.32
Band 0	-	-	1.34
Total	$4,984,012	4,000,726

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$101,607
Mortality & expense charges			(73,845)
Net investment income (loss)			27,762

Gain (loss) on investments:
Net realized gain (loss)			(41,620)
Realized gain distributions			139,865
Net change in unrealized appreciation (depreciation)			(2,228,177)
Net gain (loss)			(2,129,932)

Increase (decrease) in net assets from operations			$(2,102,170)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$27,762	$22,622
Net realized gain (loss)		(41,620)	159,357
Realized gain distributions		139,865	473,238
Net change in unrealized appreciation (depreciation)		(2,228,177)	1,145,606

Increase (decrease) in net assets from operations		(2,102,170)	1,800,823

Contract owner transactions:
Proceeds from units sold		7,499,024	5,613,244
Cost of units redeemed		(8,096,222)	(1,481,939)
Account charges		(10,210)	(2,258)
Increase (decrease)		(607,408)	4,129,047
Net increase (decrease)		(2,709,578)	5,929,870
Net assets, beginning		7,693,590	1,763,720
Net assets, ending		$4,984,012	$7,693,590

Units sold		5,542,138	3,981,338
Units redeemed		(5,977,013)	(983,023)
Net increase (decrease)		(434,875)	2,998,315
Units outstanding, beginning		4,435,601	1,437,286
Units outstanding, ending		4,000,726	4,435,601

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$20,898,479
Cost of units redeemed/account charges			(15,800,763)
Net investment income (loss)			120,832
Net realized gain (loss)			(5,726)
Realized gain distributions			861,324
Net change in unrealized appreciation (depreciation)			(1,090,134)
Net assets			$4,984,012

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.25	4,001	$4,984	1.25%	-28.2%	12/31/2022	$1.26	0	$0	1.00%	-28.0%	12/31/2022	$1.28	0	$0	0.75%	-27.8%
12/31/2021	1.73	4,436	7,694	1.25%	41.3%	12/31/2021	1.76	0	0	1.00%	41.7%	12/31/2021	1.78	0	0	0.75%	42.1%
12/31/2020	1.23	1,437	1,764	1.25%	-5.9%	12/31/2020	1.24	0	0	1.00%	-5.7%	12/31/2020	1.25	0	0	0.75%	-5.5%
12/31/2019	1.30	2,177	2,839	1.25%	28.0%	12/31/2019	1.31	0	0	1.00%	28.4%	12/31/2019	1.32	0	0	0.75%	28.7%
12/31/2018	1.02	1,960	1,997	1.25%	-4.3%	12/31/2018	1.02	0	0	1.00%	-4.1%	12/31/2018	1.03	0	0	0.75%	-3.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.30	0	$0	0.50%	-27.6%	12/31/2022	$1.32	0	$0	0.25%	-27.5%	12/31/2022	$1.34	0	$0	0.00%	-27.3%
12/31/2021	1.80	0	0	0.50%	42.4%	12/31/2021	1.82	0	0	0.25%	42.8%	12/31/2021	1.85	0	0	0.00%	43.1%
12/31/2020	1.27	0	0	0.50%	-5.2%	12/31/2020	1.28	0	0	0.25%	-5.0%	12/31/2020	1.29	0	0	0.00%	-4.7%
12/31/2019	1.33	0	0	0.50%	29.0%	12/31/2019	1.34	0	0	0.25%	29.3%	12/31/2019	1.36	0	0	0.00%	29.7%
12/31/2018	1.03	0	0	0.50%	-3.6%	12/31/2018	1.04	0	0	0.25%	-3.3%	12/31/2018	1.05	0	0	0.00%	-3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.6%
2021	1.8%
2020	2.4%
2019	2.5%
2018	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS CROCI U.S. Fund A Class - 06-FNF

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$36,238	$36,245	3,361
Receivables: investments sold	-
Payables: investments purchased	(3)
Net assets	$36,235

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$30,476	24,432	$1.25
Band 100	5,759	4,547	1.27
Band 75	-	-	1.29
Band 50	-	-	1.31
Band 25	-	-	1.33
Band 0	-	-	1.35
Total	$36,235	28,979

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$447
Mortality & expense charges			(528)
Net investment income (loss)			(81)

Gain (loss) on investments:
Net realized gain (loss)			2,436
Realized gain distributions			399
Net change in unrealized appreciation (depreciation)			(11,704)
Net gain (loss)			(8,869)

Increase (decrease) in net assets from operations			$(8,950)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(81)	$149
Net realized gain (loss)		2,436	500
Realized gain distributions		399	-
Net change in unrealized appreciation (depreciation)		(11,704)	10,876

Increase (decrease) in net assets from operations		(8,950)	11,525

Contract owner transactions:
Proceeds from units sold		3,993	14,784
Cost of units redeemed		(21,504)	(2,673)
Account charges		(9)	(7)
Increase (decrease)		(17,520)	12,104
Net increase (decrease)		(26,470)	23,629
Net assets, beginning		62,705	39,076
Net assets, ending		$36,235	$62,705

Units sold		3,034	11,239
Units redeemed		(15,784)	(1,949)
Net increase (decrease)		(12,750)	9,290
Units outstanding, beginning		41,729	32,439
Units outstanding, ending		28,979	41,729

* Date of Fund Inception into Variable Account: 11 /17 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$127,904
Cost of units redeemed/account charges			(103,091)
Net investment income (loss)			544
Net realized gain (loss)			8,484
Realized gain distributions			2,401
Net change in unrealized appreciation (depreciation)			(7)
Net assets			$36,235

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.25	24	$30	1.25%	-16.9%	12/31/2022	$1.27	5	$6	1.00%	-16.7%	12/31/2022	$1.29	0	$0	0.75%	-16.5%
12/31/2021	1.50	37	56	1.25%	24.7%	12/31/2021	1.52	5	7	1.00%	25.1%	12/31/2021	1.54	0	0	0.75%	25.4%
12/31/2020	1.20	28	34	1.25%	-14.0%	12/31/2020	1.22	5	6	1.00%	-13.7%	12/31/2020	1.23	0	0	0.75%	-13.5%
12/31/2019	1.40	22	30	1.25%	31.0%	12/31/2019	1.41	5	6	1.00%	31.4%	12/31/2019	1.42	0	0	0.75%	31.7%
12/31/2018	1.07	15	15	1.25%	-12.4%	12/31/2018	1.07	5	6	1.00%	-12.1%	12/31/2018	1.08	0	0	0.75%	-11.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.31	0	$0	0.50%	-16.2%	12/31/2022	$1.33	0	$0	0.25%	-16.0%	12/31/2022	$1.35	0	$0	0.00%	-15.8%
12/31/2021	1.56	0	0	0.50%	25.7%	12/31/2021	1.58	0	0	0.25%	26.0%	12/31/2021	1.60	0	0	0.00%	26.3%
12/31/2020	1.24	0	0	0.50%	-13.3%	12/31/2020	1.25	0	0	0.25%	-13.1%	12/31/2020	1.27	0	0	0.00%	-12.9%
12/31/2019	1.43	0	0	0.50%	32.0%	12/31/2019	1.44	0	0	0.25%	32.3%	12/31/2019	1.45	0	0	0.00%	32.7%
12/31/2018	1.08	0	0	0.50%	-11.7%	12/31/2018	1.09	0	0	0.25%	-11.5%	12/31/2018	1.10	0	0	0.00%	-11.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.9%
2021	1.6%
2020	2.1%
2019	1.9%
2018	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS CROCI U.S. Fund S Class - 06-FNG (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.27
Band 100	-	-	1.29
Band 75	-	-	1.31
Band 50	-	-	1.33
Band 25	-	-	1.35
Band 0	-	-	1.37
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /17 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.27	0	$0	1.25%	-16.5%	12/31/2022	$1.29	0	$0	1.00%	-16.3%	12/31/2022	$1.31	0	$0	0.75%	-16.1%
12/31/2021	1.52	0	0	1.25%	25.2%	12/31/2021	1.54	0	0	1.00%	25.5%	12/31/2021	1.56	0	0	0.75%	25.8%
12/31/2020	1.22	0	0	1.25%	-13.7%	12/31/2020	1.23	0	0	1.00%	-13.5%	12/31/2020	1.24	0	0	0.75%	-13.2%
12/31/2019	1.41	0	0	1.25%	31.5%	12/31/2019	1.42	0	0	1.00%	31.8%	12/31/2019	1.43	0	0	0.75%	32.1%
12/31/2018	1.07	0	0	1.25%	-12.1%	12/31/2018	1.08	0	0	1.00%	-11.9%	12/31/2018	1.08	0	0	0.75%	-11.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.33	0	$0	0.50%	-15.9%	12/31/2022	$1.35	0	$0	0.25%	-15.7%	12/31/2022	$1.37	0	$0	0.00%	-15.5%
12/31/2021	1.58	0	0	0.50%	26.1%	12/31/2021	1.60	0	0	0.25%	26.4%	12/31/2021	1.63	0	0	0.00%	26.7%
12/31/2020	1.26	0	0	0.50%	-13.0%	12/31/2020	1.27	0	0	0.25%	-12.8%	12/31/2020	1.28	0	0	0.00%	-12.6%
12/31/2019	1.44	0	0	0.50%	32.5%	12/31/2019	1.46	0	0	0.25%	32.8%	12/31/2019	1.47	0	0	0.00%	33.1%
12/31/2018	1.09	0	0	0.50%	-11.5%	12/31/2018	1.10	0	0	0.25%	-11.2%	12/31/2018	1.10	0	0	0.00%	-11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS GNMA Fund A Class - 06-FPY

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$529	$565	45
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$529

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$529	589	$0.90
Band 100	-	-	0.91
Band 75	-	-	0.92
Band 50	-	-	0.94
Band 25	-	-	0.95
Band 0	-	-	0.97
Total	$529	589

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$98
Mortality & expense charges			(127)
Net investment income (loss)			(29)

Gain (loss) on investments:
Net realized gain (loss)			(2,380)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			247
Net gain (loss)			(2,133)

Increase (decrease) in net assets from operations			$(2,162)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(29)	$63
Net realized gain (loss)		(2,380)	134
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		247	(659)

Increase (decrease) in net assets from operations		(2,162)	(462)

Contract owner transactions:
Proceeds from units sold		23,778	15,002
Cost of units redeemed		(39,070)	(17,609)
Account charges		(113)	(62)
Increase (decrease)		(15,405)	(2,669)
Net increase (decrease)		(17,567)	(3,131)
Net assets, beginning		18,096	21,227
Net assets, ending		$529	$18,096

Units sold		24,010	14,739
Units redeemed		(40,931)	(16,586)
Net increase (decrease)		(16,921)	(1,847)
Units outstanding, beginning		17,510	19,357
Units outstanding, ending		589	17,510

* Date of Fund Inception into Variable Account: 3 /23 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$66,243
Cost of units redeemed/account charges			(64,210)
Net investment income (loss)			816
Net realized gain (loss)			(2,284)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(36)
Net assets			$529

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.90	1	$1	1.25%	-13.1%	12/31/2022	$0.91	0	$0	1.00%	-12.9%	12/31/2022	$0.92	0	$0	0.75%	-12.7%
12/31/2021	1.03	18	18	1.25%	-2.6%	12/31/2021	1.05	0	0	1.00%	-2.3%	12/31/2021	1.06	0	0	0.75%	-2.1%
12/31/2020	1.06	6	6	1.25%	1.8%	12/31/2020	1.07	0	0	1.00%	2.0%	12/31/2020	1.08	0	0	0.75%	2.3%
12/31/2019	1.04	9	9	1.25%	5.1%	12/31/2019	1.05	0	0	1.00%	5.3%	12/31/2019	1.06	0	0	0.75%	5.6%
12/31/2018	0.99	7	7	1.25%	-1.1%	12/31/2018	1.00	0	0	1.00%	-0.8%	12/31/2018	1.00	0	0	0.75%	-0.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.94	0	$0	0.50%	-12.5%	12/31/2022	$0.95	0	$0	0.25%	-12.3%	12/31/2022	$0.97	0	$0	0.00%	-12.0%
12/31/2021	1.07	0	0	0.50%	-1.8%	12/31/2021	1.08	0	0	0.25%	-1.6%	12/31/2021	1.10	0	0	0.00%	-1.3%
12/31/2020	1.09	0	0	0.50%	2.5%	12/31/2020	1.10	0	0	0.25%	2.8%	12/31/2020	1.11	14	15	0.00%	3.0%
12/31/2019	1.06	0	0	0.50%	5.9%	12/31/2019	1.07	0	0	0.25%	6.1%	12/31/2019	1.08	11	12	0.00%	6.4%
12/31/2018	1.01	0	0	0.50%	-0.3%	12/31/2018	1.01	0	0	0.25%	-0.1%	12/31/2018	1.01	0	0	0.00%	0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.1%
2021	1.2%
2020	1.8%
2019	2.9%
2018	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS GNMA Fund S Class - 06-FRC

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$99,871	$108,817	8,485
Receivables: investments sold	90
Payables: investments purchased	-
Net assets	$99,961

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$99,961	109,796	$0.91
Band 100	-	-	0.92
Band 75	-	-	0.94
Band 50	-	-	0.95
Band 25	-	-	0.96
Band 0	-	-	0.98
Total	$99,961	109,796

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$2,201
Mortality & expense charges			(1,581)
Net investment income (loss)			620

Gain (loss) on investments:
Net realized gain (loss)			(12,425)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(7,304)
Net gain (loss)			(19,729)

Increase (decrease) in net assets from operations			$(19,109)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$620	$112
Net realized gain (loss)		(12,425)	(6)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(7,304)	(2,821)

Increase (decrease) in net assets from operations		(19,109)	(2,715)

Contract owner transactions:
Proceeds from units sold		67,868	13,639
Cost of units redeemed		(65,341)	(7,556)
Account charges		(117)	(121)
Increase (decrease)		2,410	5,962
Net increase (decrease)		(16,699)	3,247
Net assets, beginning		116,660	113,413
Net assets, ending		$99,961	$116,660

Units sold		71,904	12,886
Units redeemed		(73,699)	(7,238)
Net increase (decrease)		(1,795)	5,648
Units outstanding, beginning		111,591	105,943
Units outstanding, ending		109,796	111,591

* Date of Fund Inception into Variable Account: 3 /23 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,247,188
Cost of units redeemed/account charges			(1,163,101)
Net investment income (loss)			47,725
Net realized gain (loss)			(22,905)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(8,946)
Net assets			$99,961

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.91	110	$100	1.25%	-12.9%	12/31/2022	$0.92	0	$0	1.00%	-12.7%	12/31/2022	$0.94	0	$0	0.75%	-12.5%
12/31/2021	1.05	112	117	1.25%	-2.3%	12/31/2021	1.06	0	0	1.00%	-2.1%	12/31/2021	1.07	0	0	0.75%	-1.9%
12/31/2020	1.07	106	113	1.25%	2.0%	12/31/2020	1.08	0	0	1.00%	2.3%	12/31/2020	1.09	0	0	0.75%	2.5%
12/31/2019	1.05	92	96	1.25%	5.3%	12/31/2019	1.06	0	0	1.00%	5.6%	12/31/2019	1.06	0	0	0.75%	5.9%
12/31/2018	1.00	81	81	1.25%	-0.8%	12/31/2018	1.00	0	0	1.00%	-0.6%	12/31/2018	1.01	0	0	0.75%	-0.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.95	0	$0	0.50%	-12.3%	12/31/2022	$0.96	0	$0	0.25%	-12.0%	12/31/2022	$0.98	0	$0	0.00%	-11.8%
12/31/2021	1.08	0	0	0.50%	-1.6%	12/31/2021	1.10	0	0	0.25%	-1.4%	12/31/2021	1.11	0	0	0.00%	-1.1%
12/31/2020	1.10	0	0	0.50%	2.8%	12/31/2020	1.11	0	0	0.25%	3.0%	12/31/2020	1.12	0	0	0.00%	3.3%
12/31/2019	1.07	0	0	0.50%	6.1%	12/31/2019	1.08	0	0	0.25%	6.4%	12/31/2019	1.09	522	567	0.00%	6.7%
12/31/2018	1.01	0	0	0.50%	-0.1%	12/31/2018	1.01	0	0	0.25%	0.2%	12/31/2018	1.02	472	481	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.0%
2021	1.3%
2020	0.9%
2019	2.9%
2018	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS Small Cap Core Fund A Class - 06-GGK

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$299,797	$313,956	7,551
Receivables: investments sold	-
Payables: investments purchased	(1,758)
Net assets	$298,039

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$105,327	74,777	$1.41
Band 100	192,712	133,215	1.45
Band 75	-	-	1.45
Band 50	-	-	1.46
Band 25	-	-	1.48
Band 0	-	-	1.50
Total	$298,039	207,992

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$181
Mortality & expense charges			(3,729)
Net investment income (loss)			(3,548)

Gain (loss) on investments:
Net realized gain (loss)			(11,082)
Realized gain distributions			2,348
Net change in unrealized appreciation (depreciation)			(55,871)
Net gain (loss)			(64,605)

Increase (decrease) in net assets from operations			$(68,153)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,548)	$(4,179)
Net realized gain (loss)		(11,082)	75,172
Realized gain distributions		2,348	7,974
Net change in unrealized appreciation (depreciation)		(55,871)	14,439

Increase (decrease) in net assets from operations		(68,153)	93,406

Contract owner transactions:
Proceeds from units sold		200,960	659,404
Cost of units redeemed		(319,782)	(459,708)
Account charges		(96)	(147)
Increase (decrease)		(118,918)	199,549
Net increase (decrease)		(187,071)	292,955
Net assets, beginning		485,110	192,155
Net assets, ending		$298,039	$485,110

Units sold		140,662	446,604
Units redeemed		(222,473)	(318,397)
Net increase (decrease)		(81,811)	128,207
Units outstanding, beginning		289,803	161,596
Units outstanding, ending		207,992	289,803

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,069,960
Cost of units redeemed/account charges			(825,075)
Net investment income (loss)			(11,782)
Net realized gain (loss)			59,814
Realized gain distributions			19,281
Net change in unrealized appreciation (depreciation)			(14,159)
Net assets			$298,039

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.41	75	$105	1.25%	-14.8%	12/31/2022	$1.45	133	$193	1.00%	-14.6%	12/31/2022	$1.45	0	$0	0.75%	-14.4%
12/31/2021	1.65	146	242	1.25%	39.1%	12/31/2021	1.69	144	244	1.00%	39.4%	12/31/2021	1.69	0	0	0.75%	39.8%
12/31/2020	1.19	162	192	1.25%	13.0%	12/31/2020	1.22	0	0	1.00%	13.3%	12/31/2020	1.21	0	0	0.75%	13.6%
12/31/2019	1.05	148	156	1.25%	20.0%	12/31/2019	1.07	0	0	1.00%	20.5%	12/31/2019	1.06	0	0	0.75%	20.6%
12/31/2018	0.88	94	83	1.25%	-15.4%	12/31/2018	0.89	0	0	1.00%	-14.4%	12/31/2018	0.88	0	0	0.75%	-15.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.46	0	$0	0.50%	-14.2%	12/31/2022	$1.48	0	$0	0.25%	-14.0%	12/31/2022	$1.50	0	$0	0.00%	-13.8%
12/31/2021	1.71	0	0	0.50%	40.1%	12/31/2021	1.72	0	0	0.25%	40.5%	12/31/2021	1.74	0	0	0.00%	40.8%
12/31/2020	1.22	0	0	0.50%	13.8%	12/31/2020	1.23	0	0	0.25%	14.1%	12/31/2020	1.24	0	0	0.00%	14.4%
12/31/2019	1.07	0	0	0.50%	20.9%	12/31/2019	1.08	0	0	0.25%	21.2%	12/31/2019	1.08	0	0	0.00%	21.5%
12/31/2018	0.89	0	0	0.50%	-14.8%	12/31/2018	0.89	0	0	0.25%	-14.6%	12/31/2018	0.89	0	0	0.00%	-14.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.2%
2019	0.0%
2018	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS Small Cap Core Fund S Class - 06-GGM

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$111,290	$102,610	2,611
Receivables: investments sold	-
Payables: investments purchased	(2,920)
Net assets	$108,370

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$108,370	76,055	$1.42
Band 100	-	-	1.46
Band 75	-	-	1.46
Band 50	-	-	1.48
Band 25	-	-	1.50
Band 0	-	-	1.52
Total	$108,370	76,055

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$357
Mortality & expense charges			(915)
Net investment income (loss)			(558)

Gain (loss) on investments:
Net realized gain (loss)			470
Realized gain distributions			825
Net change in unrealized appreciation (depreciation)			(12,085)
Net gain (loss)			(10,790)

Increase (decrease) in net assets from operations			$(11,348)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(558)	$(767)
Net realized gain (loss)		470	8,030
Realized gain distributions		825	963
Net change in unrealized appreciation (depreciation)		(12,085)	10,757

Increase (decrease) in net assets from operations		(11,348)	18,983

Contract owner transactions:
Proceeds from units sold		64,720	10,316
Cost of units redeemed		(3,757)	(20,974)
Account charges		(2)	(2)
Increase (decrease)		60,961	(10,660)
Net increase (decrease)		49,613	8,323
Net assets, beginning		58,757	50,434
Net assets, ending		$108,370	$58,757

Units sold		43,441	6,939
Units redeemed		(2,602)	(13,860)
Net increase (decrease)		40,839	(6,921)
Units outstanding, beginning		35,216	42,137
Units outstanding, ending		76,055	35,216

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$487,208
Cost of units redeemed/account charges			(406,950)
Net investment income (loss)			(4,746)
Net realized gain (loss)			16,087
Realized gain distributions			8,091
Net change in unrealized appreciation (depreciation)			8,680
Net assets			$108,370

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.42	76	$108	1.25%	-14.6%	12/31/2022	$1.46	0	$0	1.00%	-14.4%	12/31/2022	$1.46	0	$0	0.75%	-14.2%
12/31/2021	1.67	35	59	1.25%	39.4%	12/31/2021	1.71	0	0	1.00%	39.7%	12/31/2021	1.70	0	0	0.75%	40.1%
12/31/2020	1.20	42	50	1.25%	13.2%	12/31/2020	1.22	0	0	1.00%	13.5%	12/31/2020	1.22	0	0	0.75%	13.8%
12/31/2019	1.06	60	63	1.25%	20.2%	12/31/2019	1.08	0	0	1.00%	20.8%	12/31/2019	1.07	0	0	0.75%	20.8%
12/31/2018	0.88	86	76	1.25%	-15.2%	12/31/2018	0.89	0	0	1.00%	-14.2%	12/31/2018	0.88	0	0	0.75%	-14.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.48	0	$0	0.50%	-14.0%	12/31/2022	$1.50	0	$0	0.25%	-13.7%	12/31/2022	$1.52	0	$0	0.00%	-13.5%
12/31/2021	1.72	0	0	0.50%	40.4%	12/31/2021	1.74	0	0	0.25%	40.8%	12/31/2021	1.76	0	0	0.00%	41.1%
12/31/2020	1.23	0	0	0.50%	14.1%	12/31/2020	1.24	0	0	0.25%	14.4%	12/31/2020	1.25	0	0	0.00%	14.6%
12/31/2019	1.07	0	0	0.50%	21.1%	12/31/2019	1.08	0	0	0.25%	21.4%	12/31/2019	1.09	0	0	0.00%	21.7%
12/31/2018	0.89	0	0	0.50%	-14.6%	12/31/2018	0.89	0	0	0.25%	-14.4%	12/31/2018	0.89	0	0	0.00%	-14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.4%
2021	0.0%
2020	0.3%
2019	0.1%
2018	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS Emerging Markets Equity Fund R6 Class - 06-3VJ

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$58,582	$70,515	3,567
Receivables: investments sold	37
Payables: investments purchased	-
Net assets	$58,619

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$58,619	67,535	$0.87
Band 100	-	-	0.88
Band 75	-	-	0.88
Band 50	-	-	0.89
Band 25	-	-	0.90
Band 0	-	-	0.91
Total	$58,619	67,535

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,283
Mortality & expense charges			(704)
Net investment income (loss)			579

Gain (loss) on investments:
Net realized gain (loss)			(5,654)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(8,602)
Net gain (loss)			(14,256)

Increase (decrease) in net assets from operations			$(13,677)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$579	$60
Net realized gain (loss)		(5,654)	(1,275)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(8,602)	(4,202)

Increase (decrease) in net assets from operations		(13,677)	(5,417)

Contract owner transactions:
Proceeds from units sold		68,562	43,804
Cost of units redeemed		(14,165)	(28,798)
Account charges		-	-
Increase (decrease)		54,397	15,006
Net increase (decrease)		40,720	9,589
Net assets, beginning		17,899	8,310
Net assets, ending		$58,619	$17,899

Units sold		66,268	33,332
Units redeemed		(14,710)	(23,835)
Net increase (decrease)		51,558	9,497
Units outstanding, beginning		15,977	6,480
Units outstanding, ending		67,535	15,977

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$205,805
Cost of units redeemed/account charges			(138,555)
Net investment income (loss)			573
Net realized gain (loss)			2,729
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(11,933)
Net assets			$58,619

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.87	68	$59	1.25%	-22.5%	12/31/2022	$0.88	0	$0	1.00%	-22.3%	12/31/2022	$0.88	0	$0	0.75%	-22.1%
12/31/2021	1.12	16	18	1.25%	-12.6%	12/31/2021	1.13	0	0	1.00%	-12.4%	12/31/2021	1.14	0	0	0.75%	-12.2%
12/31/2020	1.28	6	8	1.25%	17.3%	12/31/2020	1.29	0	0	1.00%	17.6%	12/31/2020	1.29	0	0	0.75%	17.9%
12/31/2019	1.09	0	0	1.25%	9.4%	12/31/2019	1.10	0	0	1.00%	9.6%	12/31/2019	1.10	0	0	0.75%	9.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.89	0	$0	0.50%	-21.9%	12/31/2022	$0.90	0	$0	0.25%	-21.7%	12/31/2022	$0.91	0	$0	0.00%	-21.5%
12/31/2021	1.14	0	0	0.50%	-12.0%	12/31/2021	1.15	0	0	0.25%	-11.8%	12/31/2021	1.16	0	0	0.00%	-11.5%
12/31/2020	1.30	0	0	0.50%	18.1%	12/31/2020	1.31	0	0	0.25%	18.4%	12/31/2020	1.31	0	0	0.00%	18.7%
12/31/2019	1.10	0	0	0.50%	10.1%	12/31/2019	1.10	0	0	0.25%	10.3%	12/31/2019	1.11	0	0	0.00%	10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.4%
2021	2.4%
2020	2.6%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS Emerging Markets Equity Fund A Class - 06-3VN

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,696	$7,983	399
Receivables: investments sold	-
Payables: investments purchased	(213)
Net assets	$6,483

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,483	7,552	$0.86
Band 100	-	-	0.87
Band 75	-	-	0.88
Band 50	-	-	0.88
Band 25	-	-	0.89
Band 0	-	-	0.90
Total	$6,483	7,552

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$129
Mortality & expense charges			(159)
Net investment income (loss)			(30)

Gain (loss) on investments:
Net realized gain (loss)			(5,967)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,115
Net gain (loss)			(4,852)

Increase (decrease) in net assets from operations			$(4,882)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(30)	$223
Net realized gain (loss)		(5,967)	1,431
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,115	(4,170)

Increase (decrease) in net assets from operations		(4,882)	(2,516)

Contract owner transactions:
Proceeds from units sold		3,449	23,964
Cost of units redeemed		(18,167)	(5,892)
Account charges		(59)	(126)
Increase (decrease)		(14,777)	17,946
Net increase (decrease)		(19,659)	15,430
Net assets, beginning		26,142	10,712
Net assets, ending		$6,483	$26,142

Units sold		3,978	19,656
Units redeemed		(19,945)	(4,535)
Net increase (decrease)		(15,967)	15,121
Units outstanding, beginning		23,519	8,398
Units outstanding, ending		7,552	23,519

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$36,359
Cost of units redeemed/account charges			(24,356)
Net investment income (loss)			300
Net realized gain (loss)			(4,533)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,287)
Net assets			$6,483

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.86	8	$6	1.25%	-22.8%	12/31/2022	$0.87	0	$0	1.00%	-22.6%	12/31/2022	$0.88	0	$0	0.75%	-22.4%
12/31/2021	1.11	24	26	1.25%	-12.9%	12/31/2021	1.12	0	0	1.00%	-12.6%	12/31/2021	1.13	0	0	0.75%	-12.4%
12/31/2020	1.28	8	11	1.25%	17.0%	12/31/2020	1.28	0	0	1.00%	17.3%	12/31/2020	1.29	0	0	0.75%	17.6%
12/31/2019	1.09	4	4	1.25%	9.0%	12/31/2019	1.09	0	0	1.00%	9.3%	12/31/2019	1.09	0	0	0.75%	9.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.88	0	$0	0.50%	-22.2%	12/31/2022	$0.89	0	$0	0.25%	-22.0%	12/31/2022	$0.90	0	$0	0.00%	-21.8%
12/31/2021	1.14	0	0	0.50%	-12.2%	12/31/2021	1.14	0	0	0.25%	-12.0%	12/31/2021	1.15	0	0	0.00%	-11.8%
12/31/2020	1.29	0	0	0.50%	17.9%	12/31/2020	1.30	0	0	0.25%	18.2%	12/31/2020	1.31	0	0	0.00%	18.5%
12/31/2019	1.10	0	0	0.50%	9.7%	12/31/2019	1.10	0	0	0.25%	10.0%	12/31/2019	1.10	0	0	0.00%	10.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.8%
2021	2.0%
2020	1.5%
2019	3.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS Emerging Markets Equity Fund S Class - 06-3VP (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.86
Band 100	-	-	0.87
Band 75	-	-	0.88
Band 50	-	-	0.89
Band 25	-	-	0.90
Band 0	-	-	0.91
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.86	0	$0	1.25%	-22.6%	12/31/2022	$0.87	0	$0	1.00%	-22.4%	12/31/2022	$0.88	0	$0	0.75%	-22.2%
12/31/2021	1.12	0	0	1.25%	-12.7%	12/31/2021	1.12	0	0	1.00%	-12.5%	12/31/2021	1.13	0	0	0.75%	-12.3%
12/31/2020	1.28	0	0	1.25%	17.2%	12/31/2020	1.29	0	0	1.00%	17.5%	12/31/2020	1.29	0	0	0.75%	17.7%
12/31/2019	1.09	0	0	1.25%	9.2%	12/31/2019	1.09	0	0	1.00%	9.4%	12/31/2019	1.10	0	0	0.75%	9.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.89	0	$0	0.50%	-22.0%	12/31/2022	$0.90	0	$0	0.25%	-21.8%	12/31/2022	$0.91	0	$0	0.00%	-21.7%
12/31/2021	1.14	0	0	0.50%	-12.1%	12/31/2021	1.15	0	0	0.25%	-11.8%	12/31/2021	1.16	0	0	0.00%	-11.6%
12/31/2020	1.30	0	0	0.50%	18.0%	12/31/2020	1.30	0	0	0.25%	18.3%	12/31/2020	1.31	0	0	0.00%	18.6%
12/31/2019	1.10	0	0	0.50%	9.9%	12/31/2019	1.10	0	0	0.25%	10.2%	12/31/2019	1.10	0	0	0.00%	10.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS Mid Cap Value Fund S Class - 06-632

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$19,668	$19,202	1,217
Receivables: investments sold	12
Payables: investments purchased	-
Net assets	$19,680

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$19,680	4,999	$3.94
Band 100	-	-	4.07
Band 75	-	-	4.22
Band 50	-	-	4.36
Band 25	-	-	4.51
Band 0	-	-	4.67
Total	$19,680	4,999

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$224
Mortality & expense charges			(251)
Net investment income (loss)			(27)

Gain (loss) on investments:
Net realized gain (loss)			29
Realized gain distributions			563
Net change in unrealized appreciation (depreciation)			(4,345)
Net gain (loss)			(3,753)

Increase (decrease) in net assets from operations			$(3,780)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(27)	$(88)
Net realized gain (loss)		29	60
Realized gain distributions		563	2,366
Net change in unrealized appreciation (depreciation)		(4,345)	2,413

Increase (decrease) in net assets from operations		(3,780)	4,751

Contract owner transactions:
Proceeds from units sold		1,001	699
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		1,001	699
Net increase (decrease)		(2,779)	5,450
Net assets, beginning		22,459	17,009
Net assets, ending		$19,680	$22,459

Units sold		239	166
Units redeemed		-	-
Net increase (decrease)		239	166
Units outstanding, beginning		4,760	4,594
Units outstanding, ending		4,999	4,760

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$400,332
Cost of units redeemed/account charges			(426,272)
Net investment income (loss)			(3,281)
Net realized gain (loss)			(5,473)
Realized gain distributions			53,908
Net change in unrealized appreciation (depreciation)			466
Net assets			$19,680

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.94	5	$20	1.25%	-16.6%	12/31/2022	$4.07	0	$0	1.00%	-16.4%	12/31/2022	$4.22	0	$0	0.75%	-16.2%
12/31/2021	4.72	5	22	1.25%	27.4%	12/31/2021	4.87	0	0	1.00%	27.8%	12/31/2021	5.03	0	0	0.75%	28.1%
12/31/2020	3.70	5	17	1.25%	17.6%	12/31/2020	3.81	0	0	1.00%	17.9%	12/31/2020	3.93	0	0	0.75%	18.2%
12/31/2019	3.15	31	99	1.25%	26.4%	12/31/2019	3.23	0	0	1.00%	26.7%	12/31/2019	3.32	0	0	0.75%	27.0%
12/31/2018	2.49	85	211	1.25%	-18.0%	12/31/2018	2.55	0	0	1.00%	-17.8%	12/31/2018	2.61	0	0	0.75%	-17.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.36	0	$0	0.50%	-15.9%	12/31/2022	$4.51	0	$0	0.25%	-15.7%	12/31/2022	$4.67	0	$0	0.00%	-15.5%
12/31/2021	5.19	0	0	0.50%	28.4%	12/31/2021	5.36	0	0	0.25%	28.7%	12/31/2021	5.53	0	0	0.00%	29.0%
12/31/2020	4.04	0	0	0.50%	18.5%	12/31/2020	4.16	0	0	0.25%	18.8%	12/31/2020	4.28	0	0	0.00%	19.1%
12/31/2019	3.41	0	0	0.50%	27.4%	12/31/2019	3.50	0	0	0.25%	27.7%	12/31/2019	3.60	0	0	0.00%	28.0%
12/31/2018	2.68	0	0	0.50%	-17.4%	12/31/2018	2.74	0	0	0.25%	-17.2%	12/31/2018	2.81	0	0	0.00%	-17.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.1%
2021	0.8%
2020	0.3%
2019	0.6%
2018	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS RREEF Real Assets Fund S Class - 06-631

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$416	$443	37
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$416

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$416	222	$1.87
Band 100	-	-	1.94
Band 75	-	-	2.00
Band 50	-	-	2.07
Band 25	-	-	2.15
Band 0	-	-	2.22
Total	$416	222

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$17
Mortality & expense charges			(5)
Net investment income (loss)			12

Gain (loss) on investments:
Net realized gain (loss)			(6)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(61)
Net gain (loss)			(67)

Increase (decrease) in net assets from operations			$(55)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$12	$9
Net realized gain (loss)		(6)	130
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(61)	(6)

Increase (decrease) in net assets from operations		(55)	133

Contract owner transactions:
Proceeds from units sold		281	764
Cost of units redeemed		(200)	(797)
Account charges		-	-
Increase (decrease)		81	(33)
Net increase (decrease)		26	100
Net assets, beginning		390	290
Net assets, ending		$416	$390

Units sold		143	418
Units redeemed		(107)	(401)
Net increase (decrease)		36	17
Units outstanding, beginning		186	169
Units outstanding, ending		222	186

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$133,804
Cost of units redeemed/account charges			(139,890)
Net investment income (loss)			2,035
Net realized gain (loss)			4,494
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(27)
Net assets			$416

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.87	0	$0	1.25%	-10.8%	12/31/2022	$1.94	0	$0	1.00%	-10.6%	12/31/2022	$2.00	0	$0	0.75%	-10.4%
12/31/2021	2.10	0	0	1.25%	22.1%	12/31/2021	2.17	0	0	1.00%	22.4%	12/31/2021	2.24	0	0	0.75%	22.7%
12/31/2020	1.72	0	0	1.25%	2.6%	12/31/2020	1.77	0	0	1.00%	2.8%	12/31/2020	1.82	0	0	0.75%	3.1%
12/31/2019	1.68	8	13	1.25%	20.0%	12/31/2019	1.72	0	0	1.00%	20.3%	12/31/2019	1.77	0	0	0.75%	20.6%
12/31/2018	1.40	13	19	1.25%	-6.4%	12/31/2018	1.43	0	0	1.00%	-6.1%	12/31/2018	1.47	0	0	0.75%	-5.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.07	0	$0	0.50%	-10.2%	12/31/2022	$2.15	0	$0	0.25%	-9.9%	12/31/2022	$2.22	0	$0	0.00%	-9.7%
12/31/2021	2.31	0	0	0.50%	23.0%	12/31/2021	2.38	0	0	0.25%	23.3%	12/31/2021	2.46	0	0	0.00%	23.6%
12/31/2020	1.88	0	0	0.50%	3.4%	12/31/2020	1.93	0	0	0.25%	3.6%	12/31/2020	1.99	0	0	0.00%	3.9%
12/31/2019	1.82	0	0	0.50%	20.9%	12/31/2019	1.86	0	0	0.25%	21.2%	12/31/2019	1.91	0	0	0.00%	21.5%
12/31/2018	1.50	0	0	0.50%	-5.7%	12/31/2018	1.54	0	0	0.25%	-5.4%	12/31/2018	1.58	0	0	0.00%	-5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	4.2%
2021	4.7%
2020	0.0%
2019	2.4%
2018	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Global Allocation 60-40 Portfolio R2 Class - 06-991

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$190,364	$220,063	10,257
Receivables: investments sold	1,354
Payables: investments purchased	-
Net assets	$191,718

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$191,718	116,679	$1.64
Band 100	-	-	1.69
Band 75	-	-	1.74
Band 50	-	-	1.79
Band 25	-	-	1.84
Band 0	-	-	1.90
Total	$191,718	116,679

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$2,528
Mortality & expense charges			(2,333)
Net investment income (loss)			195

Gain (loss) on investments:
Net realized gain (loss)			(519)
Realized gain distributions			5,227
Net change in unrealized appreciation (depreciation)			(32,171)
Net gain (loss)			(27,463)

Increase (decrease) in net assets from operations			$(27,268)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$195	$1,170
Net realized gain (loss)		(519)	875
Realized gain distributions		5,227	8,733
Net change in unrealized appreciation (depreciation)		(32,171)	2,445

Increase (decrease) in net assets from operations		(27,268)	13,223

Contract owner transactions:
Proceeds from units sold		23,612	276,091
Cost of units redeemed		(2,180)	(91,185)
Account charges		(655)	(686)
Increase (decrease)		20,777	184,220
Net increase (decrease)		(6,491)	197,443
Net assets, beginning		198,209	766
Net assets, ending		$191,718	$198,209

Units sold		13,950	152,977
Units redeemed		(1,743)	(48,957)
Net increase (decrease)		12,207	104,020
Units outstanding, beginning		104,472	452
Units outstanding, ending		116,679	104,472

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$15,261,762
Cost of units redeemed/account charges			(17,526,644)
Net investment income (loss)			79,950
Net realized gain (loss)			2,391,202
Realized gain distributions			15,147
Net change in unrealized appreciation (depreciation)			(29,699)
Net assets			$191,718

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.64	117	$192	1.25%	-13.4%	12/31/2022	$1.69	0	$0	1.00%	-13.2%	12/31/2022	$1.74	0	$0	0.75%	-13.0%
12/31/2021	1.90	104	198	1.25%	11.8%	12/31/2021	1.95	0	0	1.00%	12.1%	12/31/2021	2.00	0	0	0.75%	12.4%
12/31/2020	1.70	0	1	1.25%	9.9%	12/31/2020	1.74	0	0	1.00%	10.2%	12/31/2020	1.78	0	0	0.75%	10.5%
12/31/2019	1.54	64	99	1.25%	16.3%	12/31/2019	1.58	0	0	1.00%	16.6%	12/31/2019	1.61	0	0	0.75%	16.9%
12/31/2018	1.33	47	63	1.25%	-7.7%	12/31/2018	1.35	0	0	1.00%	-7.5%	12/31/2018	1.38	0	0	0.75%	-7.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.79	0	$0	0.50%	-12.7%	12/31/2022	$1.84	0	$0	0.25%	-12.5%	12/31/2022	$1.90	0	$0	0.00%	-12.3%
12/31/2021	2.05	0	0	0.50%	12.7%	12/31/2021	2.11	0	0	0.25%	13.0%	12/31/2021	2.16	0	0	0.00%	13.2%
12/31/2020	1.82	0	0	0.50%	10.7%	12/31/2020	1.87	0	0	0.25%	11.0%	12/31/2020	1.91	0	0	0.00%	11.3%
12/31/2019	1.65	0	0	0.50%	17.2%	12/31/2019	1.68	0	0	0.25%	17.5%	12/31/2019	1.72	0	0	0.00%	17.8%
12/31/2018	1.40	0	0	0.50%	-7.0%	12/31/2018	1.43	0	0	0.25%	-6.8%	12/31/2018	1.46	0	0	0.00%	-6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.3%
2021	3.6%
2020	1.5%
2019	1.9%
2018	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Global Equity Portfolio R2 Class - 06-992

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$242,534	$245,823	9,084
Receivables: investments sold	-
Payables: investments purchased	(1,345)
Net assets	$241,189

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$241,189	110,034	$2.19
Band 100	-	-	2.26
Band 75	-	-	2.32
Band 50	-	-	2.39
Band 25	-	-	2.46
Band 0	-	-	2.53
Total	$241,189	110,034

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$10,196
Mortality & expense charges			(10,374)
Net investment income (loss)			(178)

Gain (loss) on investments:
Net realized gain (loss)			150,358
Realized gain distributions			10,049
Net change in unrealized appreciation (depreciation)			(342,694)
Net gain (loss)			(182,287)

Increase (decrease) in net assets from operations			$(182,465)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(178)	$(1,092)
Net realized gain (loss)		150,358	415,124
Realized gain distributions		10,049	32,704
Net change in unrealized appreciation (depreciation)		(342,694)	(66,566)

Increase (decrease) in net assets from operations		(182,465)	380,170

Contract owner transactions:
Proceeds from units sold		84,856	189,377
Cost of units redeemed		(938,128)	(1,380,252)
Account charges		(249)	(741)
Increase (decrease)		(853,521)	(1,191,616)
Net increase (decrease)		(1,035,986)	(811,446)
Net assets, beginning		1,277,175	2,088,621
Net assets, ending		$241,189	$1,277,175

Units sold		41,258	78,592
Units redeemed		(420,897)	(560,563)
Net increase (decrease)		(379,639)	(481,971)
Units outstanding, beginning		489,673	971,644
Units outstanding, ending		110,034	489,673

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$20,016,395
Cost of units redeemed/account charges			(22,754,793)
Net investment income (loss)			190,195
Net realized gain (loss)			2,646,285
Realized gain distributions			146,396
Net change in unrealized appreciation (depreciation)			(3,289)
Net assets			$241,189

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.19	110	$241	1.25%	-16.0%	12/31/2022	$2.26	0	$0	1.00%	-15.8%	12/31/2022	$2.32	0	$0	0.75%	-15.5%
12/31/2021	2.61	490	1,277	1.25%	21.3%	12/31/2021	2.68	0	0	1.00%	21.6%	12/31/2021	2.75	0	0	0.75%	21.9%
12/31/2020	2.15	972	2,089	1.25%	11.8%	12/31/2020	2.20	0	0	1.00%	12.1%	12/31/2020	2.25	0	0	0.75%	12.4%
12/31/2019	1.92	2,273	4,370	1.25%	24.8%	12/31/2019	1.96	0	0	1.00%	25.1%	12/31/2019	2.01	0	0	0.75%	25.4%
12/31/2018	1.54	2,327	3,585	1.25%	-12.8%	12/31/2018	1.57	0	0	1.00%	-12.6%	12/31/2018	1.60	0	0	0.75%	-12.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.39	0	$0	0.50%	-15.3%	12/31/2022	$2.46	0	$0	0.25%	-15.1%	12/31/2022	$2.53	0	$0	0.00%	-14.9%
12/31/2021	2.82	0	0	0.50%	22.3%	12/31/2021	2.90	0	0	0.25%	22.6%	12/31/2021	2.97	0	0	0.00%	22.9%
12/31/2020	2.31	0	0	0.50%	12.7%	12/31/2020	2.36	0	0	0.25%	13.0%	12/31/2020	2.42	0	0	0.00%	13.2%
12/31/2019	2.05	0	0	0.50%	25.7%	12/31/2019	2.09	0	0	0.25%	26.0%	12/31/2019	2.14	657	1,405	0.00%	26.4%
12/31/2018	1.63	0	0	0.50%	-12.2%	12/31/2018	1.66	0	0	0.25%	-12.0%	12/31/2018	1.69	628	1,062	0.00%	-11.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.3%
2021	1.2%
2020	1.0%
2019	1.6%
2018	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA International Value R2 Class - 06-993

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$73,101	$78,568	4,111
Receivables: investments sold	-
Payables: investments purchased	(244)
Net assets	$72,857

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$72,857	57,182	$1.27
Band 100	-	-	1.31
Band 75	-	-	1.35
Band 50	-	-	1.39
Band 25	-	-	1.43
Band 0	-	-	1.47
Total	$72,857	57,182

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$3,157
Mortality & expense charges			(2,021)
Net investment income (loss)			1,136

Gain (loss) on investments:
Net realized gain (loss)			(27,084)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(2,212)
Net gain (loss)			(29,296)

Increase (decrease) in net assets from operations			$(28,160)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,136	$3,800
Net realized gain (loss)		(27,084)	6,370
Realized gain distributions		-	215
Net change in unrealized appreciation (depreciation)		(2,212)	(3,933)

Increase (decrease) in net assets from operations		(28,160)	6,452

Contract owner transactions:
Proceeds from units sold		313,007	207,132
Cost of units redeemed		(307,534)	(173,534)
Account charges		(3)	-
Increase (decrease)		5,470	33,598
Net increase (decrease)		(22,690)	40,050
Net assets, beginning		95,547	55,497
Net assets, ending		$72,857	$95,547

Units sold		227,148	153,760
Units redeemed		(241,386)	(130,819)
Net increase (decrease)		(14,238)	22,941
Units outstanding, beginning		71,420	48,479
Units outstanding, ending		57,182	71,420

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,748,666
Cost of units redeemed/account charges			(1,813,216)
Net investment income (loss)			42,094
Net realized gain (loss)			100,534
Realized gain distributions			246
Net change in unrealized appreciation (depreciation)			(5,467)
Net assets			$72,857

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.27	57	$73	1.25%	-4.8%	12/31/2022	$1.31	0	$0	1.00%	-4.5%	12/31/2022	$1.35	0	$0	0.75%	-4.3%
12/31/2021	1.34	71	96	1.25%	16.9%	12/31/2021	1.37	0	0	1.00%	17.2%	12/31/2021	1.41	0	0	0.75%	17.4%
12/31/2020	1.14	48	55	1.25%	-3.6%	12/31/2020	1.17	0	0	1.00%	-3.3%	12/31/2020	1.20	0	0	0.75%	-3.1%
12/31/2019	1.19	54	64	1.25%	13.9%	12/31/2019	1.21	0	0	1.00%	14.2%	12/31/2019	1.24	0	0	0.75%	14.5%
12/31/2018	1.04	92	95	1.25%	-18.8%	12/31/2018	1.06	0	0	1.00%	-18.5%	12/31/2018	1.08	0	0	0.75%	-18.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.39	0	$0	0.50%	-4.0%	12/31/2022	$1.43	0	$0	0.25%	-3.8%	12/31/2022	$1.47	0	$0	0.00%	-3.6%
12/31/2021	1.45	0	0	0.50%	17.7%	12/31/2021	1.49	0	0	0.25%	18.0%	12/31/2021	1.53	0	0	0.00%	18.3%
12/31/2020	1.23	0	0	0.50%	-2.8%	12/31/2020	1.26	0	0	0.25%	-2.6%	12/31/2020	1.29	0	0	0.00%	-2.4%
12/31/2019	1.27	0	0	0.50%	14.8%	12/31/2019	1.29	0	0	0.25%	15.1%	12/31/2019	1.32	0	0	0.00%	15.3%
12/31/2018	1.10	0	0	0.50%	-18.1%	12/31/2018	1.12	0	0	0.25%	-17.9%	12/31/2018	1.14	0	0	0.00%	-17.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.7%
2021	6.8%
2020	2.2%
2019	6.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA U.S. Targeted Value Portfolio R2 Class - 06-994

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,491,332	$4,368,807	164,135
Receivables: investments sold	-
Payables: investments purchased	(20,272)
Net assets	$4,471,060

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,471,060	1,786,954	$2.50
Band 100	-	-	2.58
Band 75	-	-	2.65
Band 50	-	-	2.73
Band 25	-	-	2.81
Band 0	-	-	2.89
Total	$4,471,060	1,786,954

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$50,329
Mortality & expense charges			(57,998)
Net investment income (loss)			(7,669)

Gain (loss) on investments:
Net realized gain (loss)			289,832
Realized gain distributions			164,699
Net change in unrealized appreciation (depreciation)			(748,783)
Net gain (loss)			(294,252)

Increase (decrease) in net assets from operations			$(301,921)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,669)	$(4,786)
Net realized gain (loss)		289,832	656,542
Realized gain distributions		164,699	333,201
Net change in unrealized appreciation (depreciation)		(748,783)	595,238

Increase (decrease) in net assets from operations		(301,921)	1,580,195

Contract owner transactions:
Proceeds from units sold		1,269,610	1,798,782
Cost of units redeemed		(1,633,977)	(2,660,305)
Account charges		(2,492)	(2,719)
Increase (decrease)		(366,859)	(864,242)
Net increase (decrease)		(668,780)	715,953
Net assets, beginning		5,139,840	4,423,887
Net assets, ending		$4,471,060	$5,139,840

Units sold		912,972	724,150
Units redeemed		(1,056,567)	(1,066,169)
Net increase (decrease)		(143,595)	(342,019)
Units outstanding, beginning		1,930,549	2,272,568
Units outstanding, ending		1,786,954	1,930,549

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$30,592,766
Cost of units redeemed/account charges			(29,850,272)
Net investment income (loss)			(93,248)
Net realized gain (loss)			1,363,013
Realized gain distributions			2,336,276
Net change in unrealized appreciation (depreciation)			122,525
Net assets			$4,471,060

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.50	1,787	$4,471	1.25%	-6.0%	12/31/2022	$2.58	0	$0	1.00%	-5.8%	12/31/2022	$2.65	0	$0	0.75%	-5.6%
12/31/2021	2.66	1,931	5,140	1.25%	36.8%	12/31/2021	2.73	0	0	1.00%	37.1%	12/31/2021	2.81	0	0	0.75%	37.5%
12/31/2020	1.95	2,273	4,424	1.25%	2.2%	12/31/2020	1.99	0	0	1.00%	2.5%	12/31/2020	2.04	0	0	0.75%	2.7%
12/31/2019	1.90	2,521	4,801	1.25%	19.7%	12/31/2019	1.95	0	0	1.00%	20.0%	12/31/2019	1.99	0	0	0.75%	20.3%
12/31/2018	1.59	2,966	4,719	1.25%	-17.0%	12/31/2018	1.62	0	0	1.00%	-16.8%	12/31/2018	1.65	0	0	0.75%	-16.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.73	0	$0	0.50%	-5.3%	12/31/2022	$2.81	0	$0	0.25%	-5.1%	12/31/2022	$2.89	0	$0	0.00%	-4.8%
12/31/2021	2.88	0	0	0.50%	37.8%	12/31/2021	2.96	0	0	0.25%	38.1%	12/31/2021	3.04	0	0	0.00%	38.5%
12/31/2020	2.09	0	0	0.50%	3.0%	12/31/2020	2.14	0	0	0.25%	3.3%	12/31/2020	2.19	0	0	0.00%	3.5%
12/31/2019	2.03	0	0	0.50%	20.6%	12/31/2019	2.07	0	0	0.25%	20.9%	12/31/2019	2.12	388	821	0.00%	21.2%
12/31/2018	1.68	0	0	0.50%	-16.4%	12/31/2018	1.72	0	0	0.25%	-16.2%	12/31/2018	1.75	538	940	0.00%	-16.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.0%
2021	1.3%
2020	1.2%
2019	1.1%
2018	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Emerging Markets Portfolio Institutional Class - 06-CWJ

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,088,142	$2,380,594	82,952
Receivables: investments sold	3,085
Payables: investments purchased	-
Net assets	$2,091,227

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,091,227	1,742,495	$1.20
Band 100	-	-	1.22
Band 75	-	-	1.24
Band 50	-	-	1.26
Band 25	-	-	1.28
Band 0	-	-	1.29
Total	$2,091,227	1,742,495

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$72,598
Mortality & expense charges			(29,334)
Net investment income (loss)			43,264

Gain (loss) on investments:
Net realized gain (loss)			31,910
Realized gain distributions			5,299
Net change in unrealized appreciation (depreciation)			(570,509)
Net gain (loss)			(533,300)

Increase (decrease) in net assets from operations			$(490,036)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$43,264	$23,448
Net realized gain (loss)		31,910	109,350
Realized gain distributions		5,299	82,953
Net change in unrealized appreciation (depreciation)		(570,509)	(185,199)

Increase (decrease) in net assets from operations		(490,036)	30,552

Contract owner transactions:
Proceeds from units sold		1,069,523	670,479
Cost of units redeemed		(902,422)	(500,488)
Account charges		(1,852)	(1,510)
Increase (decrease)		165,249	168,481
Net increase (decrease)		(324,787)	199,033
Net assets, beginning		2,416,014	2,216,981
Net assets, ending		$2,091,227	$2,416,014

Units sold		777,837	452,726
Units redeemed		(687,935)	(335,691)
Net increase (decrease)		89,902	117,035
Units outstanding, beginning		1,652,593	1,535,558
Units outstanding, ending		1,742,495	1,652,593

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$4,484,638
Cost of units redeemed/account charges			(2,386,896)
Net investment income (loss)			102,482
Net realized gain (loss)			95,203
Realized gain distributions			88,252
Net change in unrealized appreciation (depreciation)			(292,452)
Net assets			$2,091,227

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.20	1,742	$2,091	1.25%	-17.9%	12/31/2022	$1.22	0	$0	1.00%	-17.7%	12/31/2022	$1.24	0	$0	0.75%	-17.5%
12/31/2021	1.46	1,653	2,416	1.25%	1.3%	12/31/2021	1.48	0	0	1.00%	1.5%	12/31/2021	1.50	0	0	0.75%	1.8%
12/31/2020	1.44	1,536	2,217	1.25%	12.5%	12/31/2020	1.46	0	0	1.00%	12.8%	12/31/2020	1.47	0	0	0.75%	13.0%
12/31/2019	1.28	1,149	1,475	1.25%	14.6%	12/31/2019	1.29	0	0	1.00%	14.9%	12/31/2019	1.30	0	0	0.75%	15.2%
12/31/2018	1.12	984	1,103	1.25%	-14.7%	12/31/2018	1.13	0	0	1.00%	-14.5%	12/31/2018	1.13	0	0	0.75%	-14.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.26	0	$0	0.50%	-17.3%	12/31/2022	$1.28	0	$0	0.25%	-17.1%	12/31/2022	$1.29	0	$0	0.00%	-16.9%
12/31/2021	1.52	0	0	0.50%	2.0%	12/31/2021	1.54	0	0	0.25%	2.3%	12/31/2021	1.56	0	0	0.00%	2.5%
12/31/2020	1.49	0	0	0.50%	13.3%	12/31/2020	1.50	0	0	0.25%	13.6%	12/31/2020	1.52	0	0	0.00%	13.9%
12/31/2019	1.31	0	0	0.50%	15.4%	12/31/2019	1.32	0	0	0.25%	15.7%	12/31/2019	1.33	0	0	0.00%	16.0%
12/31/2018	1.14	0	0	0.50%	-14.1%	12/31/2018	1.14	0	0	0.25%	-13.8%	12/31/2018	1.15	0	0	0.00%	-13.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.2%
2021	2.3%
2020	1.8%
2019	2.5%
2018	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Global Allocation 25-75 Portfolio Institutional Class - 06-CWK (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.11
Band 100	-	-	1.12
Band 75	-	-	1.14
Band 50	-	-	1.16
Band 25	-	-	1.18
Band 0	-	-	1.19
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.11	0	$0	1.25%	-9.2%	12/31/2022	$1.12	0	$0	1.00%	-9.0%	12/31/2022	$1.14	0	$0	0.75%	-8.7%
12/31/2021	1.22	0	0	1.25%	4.3%	12/31/2021	1.23	0	0	1.00%	4.5%	12/31/2021	1.25	0	0	0.75%	4.8%
12/31/2020	1.17	0	0	1.25%	6.0%	12/31/2020	1.18	0	0	1.00%	6.2%	12/31/2020	1.19	0	0	0.75%	6.5%
12/31/2019	1.10	0	0	1.25%	8.4%	12/31/2019	1.11	0	0	1.00%	8.7%	12/31/2019	1.12	0	0	0.75%	9.0%
12/31/2018	1.02	0	0	1.25%	-3.1%	12/31/2018	1.02	0	0	1.00%	-2.8%	12/31/2018	1.03	0	0	0.75%	-2.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.16	0	$0	0.50%	-8.5%	12/31/2022	$1.18	0	$0	0.25%	-8.3%	12/31/2022	$1.19	0	$0	0.00%	-8.1%
12/31/2021	1.27	0	0	0.50%	5.1%	12/31/2021	1.28	0	0	0.25%	5.3%	12/31/2021	1.30	0	0	0.00%	5.6%
12/31/2020	1.20	0	0	0.50%	6.8%	12/31/2020	1.22	0	0	0.25%	7.0%	12/31/2020	1.23	0	0	0.00%	7.3%
12/31/2019	1.13	0	0	0.50%	9.2%	12/31/2019	1.14	0	0	0.25%	9.5%	12/31/2019	1.15	0	0	0.00%	9.8%
12/31/2018	1.03	0	0	0.50%	-2.3%	12/31/2018	1.04	0	0	0.25%	-2.1%	12/31/2018	1.04	0	0	0.00%	-1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Global Allocation 60-40 Portfolio Institutional Class - 06-CWM

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,627	$4,816	249
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$4,628

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,628	3,580	$1.29
Band 100	-	-	1.31
Band 75	-	-	1.33
Band 50	-	-	1.35
Band 25	-	-	1.37
Band 0	-	-	1.39
Total	$4,628	3,580

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$71
Mortality & expense charges			(53)
Net investment income (loss)			18

Gain (loss) on investments:
Net realized gain (loss)			2
Realized gain distributions			126
Net change in unrealized appreciation (depreciation)			(736)
Net gain (loss)			(608)

Increase (decrease) in net assets from operations			$(590)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$18	$20
Net realized gain (loss)		2	7
Realized gain distributions		126	131
Net change in unrealized appreciation (depreciation)		(736)	246

Increase (decrease) in net assets from operations		(590)	404

Contract owner transactions:
Proceeds from units sold		908	849
Cost of units redeemed		-	-
Account charges		(8)	(7)
Increase (decrease)		900	842
Net increase (decrease)		310	1,246
Net assets, beginning		4,318	3,072
Net assets, ending		$4,628	$4,318

Units sold		686	592
Units redeemed		(6)	(5)
Net increase (decrease)		680	587
Units outstanding, beginning		2,900	2,313
Units outstanding, ending		3,580	2,900

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$4,622
Cost of units redeemed/account charges			(165)
Net investment income (loss)			57
Net realized gain (loss)			(28)
Realized gain distributions			331
Net change in unrealized appreciation (depreciation)			(189)
Net assets			$4,628

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.29	4	$5	1.25%	-13.2%	12/31/2022	$1.31	0	$0	1.00%	-13.0%	12/31/2022	$1.33	0	$0	0.75%	-12.7%
12/31/2021	1.49	3	4	1.25%	12.1%	12/31/2021	1.51	0	0	1.00%	12.4%	12/31/2021	1.53	0	0	0.75%	12.7%
12/31/2020	1.33	2	3	1.25%	10.2%	12/31/2020	1.34	0	0	1.00%	10.5%	12/31/2020	1.36	0	0	0.75%	10.7%
12/31/2019	1.21	1	1	1.25%	16.7%	12/31/2019	1.21	0	0	1.00%	17.0%	12/31/2019	1.22	0	0	0.75%	17.3%
12/31/2018	1.03	0	0	1.25%	-7.6%	12/31/2018	1.04	0	0	1.00%	-7.3%	12/31/2018	1.04	0	0	0.75%	-7.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.35	0	$0	0.50%	-12.5%	12/31/2022	$1.37	0	$0	0.25%	-12.3%	12/31/2022	$1.39	0	$0	0.00%	-12.1%
12/31/2021	1.55	0	0	0.50%	13.0%	12/31/2021	1.57	0	0	0.25%	13.2%	12/31/2021	1.59	0	0	0.00%	13.5%
12/31/2020	1.37	0	0	0.50%	11.0%	12/31/2020	1.38	0	0	0.25%	11.3%	12/31/2020	1.40	0	0	0.00%	11.6%
12/31/2019	1.23	0	0	0.50%	17.6%	12/31/2019	1.24	0	0	0.25%	17.9%	12/31/2019	1.25	0	0	0.00%	18.2%
12/31/2018	1.05	0	0	0.50%	-6.9%	12/31/2018	1.05	0	0	0.25%	-6.6%	12/31/2018	1.06	0	0	0.00%	-6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.6%
2021	1.8%
2020	1.4%
2019	1.7%
2018	3.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Global Equity Portfolio Institutional Class - 06-CWN

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,504,269	$3,391,802	133,025
Receivables: investments sold	942
Payables: investments purchased	-
Net assets	$3,505,211

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,505,211	2,340,785	$1.50
Band 100	-	-	1.52
Band 75	-	-	1.54
Band 50	-	-	1.57
Band 25	-	-	1.59
Band 0	-	-	1.62
Total	$3,505,211	2,340,785

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$59,877
Mortality & expense charges			(42,595)
Net investment income (loss)			17,282

Gain (loss) on investments:
Net realized gain (loss)			59,364
Realized gain distributions			103,351
Net change in unrealized appreciation (depreciation)			(760,782)
Net gain (loss)			(598,067)

Increase (decrease) in net assets from operations			$(580,785)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$17,282	$17,273
Net realized gain (loss)		59,364	214,374
Realized gain distributions		103,351	99,282
Net change in unrealized appreciation (depreciation)		(760,782)	363,950

Increase (decrease) in net assets from operations		(580,785)	694,879

Contract owner transactions:
Proceeds from units sold		653,729	919,322
Cost of units redeemed		(404,546)	(1,149,208)
Account charges		(2,820)	(3,467)
Increase (decrease)		246,363	(233,353)
Net increase (decrease)		(334,422)	461,526
Net assets, beginning		3,839,633	3,378,107
Net assets, ending		$3,505,211	$3,839,633

Units sold		442,520	562,925
Units redeemed		(261,799)	(715,127)
Net increase (decrease)		180,721	(152,202)
Units outstanding, beginning		2,160,064	2,312,266
Units outstanding, ending		2,340,785	2,160,064

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$9,152,696
Cost of units redeemed/account charges			(6,515,778)
Net investment income (loss)			122,809
Net realized gain (loss)			345,956
Realized gain distributions			287,061
Net change in unrealized appreciation (depreciation)			112,467
Net assets			$3,505,211

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.50	2,341	$3,505	1.25%	-15.8%	12/31/2022	$1.52	0	$0	1.00%	-15.5%	12/31/2022	$1.54	0	$0	0.75%	-15.3%
12/31/2021	1.78	2,160	3,840	1.25%	21.7%	12/31/2021	1.80	0	0	1.00%	22.0%	12/31/2021	1.82	0	0	0.75%	22.3%
12/31/2020	1.46	2,312	3,378	1.25%	12.1%	12/31/2020	1.48	0	0	1.00%	12.4%	12/31/2020	1.49	0	0	0.75%	12.6%
12/31/2019	1.30	3,543	4,618	1.25%	25.1%	12/31/2019	1.31	0	0	1.00%	25.4%	12/31/2019	1.32	0	0	0.75%	25.7%
12/31/2018	1.04	3,750	3,907	1.25%	-12.6%	12/31/2018	1.05	0	0	1.00%	-12.4%	12/31/2018	1.05	0	0	0.75%	-12.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.57	0	$0	0.50%	-15.1%	12/31/2022	$1.59	0	$0	0.25%	-14.9%	12/31/2022	$1.62	0	$0	0.00%	-14.7%
12/31/2021	1.85	0	0	0.50%	22.6%	12/31/2021	1.87	0	0	0.25%	22.9%	12/31/2021	1.89	0	0	0.00%	23.2%
12/31/2020	1.51	0	0	0.50%	12.9%	12/31/2020	1.52	0	0	0.25%	13.2%	12/31/2020	1.54	0	0	0.00%	13.5%
12/31/2019	1.33	0	0	0.50%	26.0%	12/31/2019	1.34	0	0	0.25%	26.4%	12/31/2019	1.35	0	0	0.00%	26.7%
12/31/2018	1.06	0	0	0.50%	-11.9%	12/31/2018	1.06	0	0	0.25%	-11.7%	12/31/2018	1.07	0	0	0.00%	-11.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.6%
2021	1.7%
2020	1.8%
2019	2.0%
2018	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA International Core Equity Portfolio Institutional Class - 06-CWP

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,014,762	$2,987,603	235,065
Receivables: investments sold	160,976
Payables: investments purchased	-
Net assets	$3,175,738

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,175,738	2,519,617	$1.26
Band 100	-	-	1.28
Band 75	-	-	1.30
Band 50	-	-	1.32
Band 25	-	-	1.34
Band 0	-	-	1.36
Total	$3,175,738	2,519,617

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$85,203
Mortality & expense charges			(37,576)
Net investment income (loss)			47,627

Gain (loss) on investments:
Net realized gain (loss)			(117)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(545,465)
Net gain (loss)			(545,582)

Increase (decrease) in net assets from operations			$(497,955)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$47,627	$56,515
Net realized gain (loss)		(117)	155,077
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(545,465)	166,080

Increase (decrease) in net assets from operations		(497,955)	377,672

Contract owner transactions:
Proceeds from units sold		509,607	544,892
Cost of units redeemed		(200,961)	(921,325)
Account charges		(6,142)	(6,311)
Increase (decrease)		302,504	(382,744)
Net increase (decrease)		(195,451)	(5,072)
Net assets, beginning		3,371,189	3,376,261
Net assets, ending		$3,175,738	$3,371,189

Units sold		403,802	384,058
Units redeemed		(169,481)	(672,654)
Net increase (decrease)		234,321	(288,596)
Units outstanding, beginning		2,285,296	2,573,892
Units outstanding, ending		2,519,617	2,285,296

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$7,990,462
Cost of units redeemed/account charges			(5,087,064)
Net investment income (loss)			203,904
Net realized gain (loss)			41,277
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			27,159
Net assets			$3,175,738

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.26	2,520	$3,176	1.25%	-14.6%	12/31/2022	$1.28	0	$0	1.00%	-14.3%	12/31/2022	$1.30	0	$0	0.75%	-14.1%
12/31/2021	1.48	2,285	3,371	1.25%	12.5%	12/31/2021	1.49	0	0	1.00%	12.7%	12/31/2021	1.51	0	0	0.75%	13.0%
12/31/2020	1.31	2,574	3,376	1.25%	6.4%	12/31/2020	1.33	0	0	1.00%	6.6%	12/31/2020	1.34	0	0	0.75%	6.9%
12/31/2019	1.23	4,039	4,981	1.25%	20.2%	12/31/2019	1.24	0	0	1.00%	20.5%	12/31/2019	1.25	0	0	0.75%	20.8%
12/31/2018	1.03	1,114	1,143	1.25%	-18.4%	12/31/2018	1.03	0	0	1.00%	-18.2%	12/31/2018	1.04	0	0	0.75%	-18.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.32	0	$0	0.50%	-13.9%	12/31/2022	$1.34	0	$0	0.25%	-13.7%	12/31/2022	$1.36	0	$0	0.00%	-13.5%
12/31/2021	1.53	0	0	0.50%	13.3%	12/31/2021	1.55	0	0	0.25%	13.6%	12/31/2021	1.57	0	0	0.00%	13.9%
12/31/2020	1.35	0	0	0.50%	7.2%	12/31/2020	1.37	0	0	0.25%	7.4%	12/31/2020	1.38	0	0	0.00%	7.7%
12/31/2019	1.26	0	0	0.50%	21.1%	12/31/2019	1.27	0	0	0.25%	21.4%	12/31/2019	1.28	0	0	0.00%	21.7%
12/31/2018	1.04	0	0	0.50%	-17.8%	12/31/2018	1.05	0	0	0.25%	-17.6%	12/31/2018	1.05	0	0	0.00%	-17.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.6%
2021	2.9%
2020	2.2%
2019	2.3%
2018	3.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA International Small Company Portfolio Institutional Class - 06-CWR

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$205,889	$234,665	11,771
Receivables: investments sold	-
Payables: investments purchased	(822)
Net assets	$205,067

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$205,067	163,881	$1.25
Band 100	-	-	1.27
Band 75	-	-	1.29
Band 50	-	-	1.31
Band 25	-	-	1.33
Band 0	-	-	1.35
Total	$205,067	163,881

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$5,720
Mortality & expense charges			(3,399)
Net investment income (loss)			2,321

Gain (loss) on investments:
Net realized gain (loss)			(23,200)
Realized gain distributions			2,408
Net change in unrealized appreciation (depreciation)			(38,330)
Net gain (loss)			(59,122)

Increase (decrease) in net assets from operations			$(56,801)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,321	$4,018
Net realized gain (loss)		(23,200)	5,417
Realized gain distributions		2,408	9,909
Net change in unrealized appreciation (depreciation)		(38,330)	(2,014)

Increase (decrease) in net assets from operations		(56,801)	17,330

Contract owner transactions:
Proceeds from units sold		84,570	302,927
Cost of units redeemed		(110,759)	(107,181)
Account charges		(520)	(129)
Increase (decrease)		(26,709)	195,617
Net increase (decrease)		(83,510)	212,947
Net assets, beginning		288,577	75,630
Net assets, ending		$205,067	$288,577

Units sold		65,936	207,496
Units redeemed		(90,827)	(74,542)
Net increase (decrease)		(24,891)	132,954
Units outstanding, beginning		188,772	55,818
Units outstanding, ending		163,881	188,772

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$522,698
Cost of units redeemed/account charges			(290,756)
Net investment income (loss)			7,283
Net realized gain (loss)			(18,510)
Realized gain distributions			13,128
Net change in unrealized appreciation (depreciation)			(28,776)
Net assets			$205,067

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.25	164	$205	1.25%	-18.1%	12/31/2022	$1.27	0	$0	1.00%	-17.9%	12/31/2022	$1.29	0	$0	0.75%	-17.7%
12/31/2021	1.53	189	289	1.25%	12.8%	12/31/2021	1.55	0	0	1.00%	13.1%	12/31/2021	1.57	0	0	0.75%	13.4%
12/31/2020	1.35	56	76	1.25%	7.9%	12/31/2020	1.37	0	0	1.00%	8.2%	12/31/2020	1.38	0	0	0.75%	8.4%
12/31/2019	1.26	11	14	1.25%	22.7%	12/31/2019	1.27	0	0	1.00%	23.0%	12/31/2019	1.28	0	0	0.75%	23.3%
12/31/2018	1.02	11	11	1.25%	-20.4%	12/31/2018	1.03	0	0	1.00%	-20.2%	12/31/2018	1.03	0	0	0.75%	-20.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.31	0	$0	0.50%	-17.5%	12/31/2022	$1.33	0	$0	0.25%	-17.3%	12/31/2022	$1.35	0	$0	0.00%	-17.1%
12/31/2021	1.59	0	0	0.50%	13.7%	12/31/2021	1.61	0	0	0.25%	14.0%	12/31/2021	1.63	0	0	0.00%	14.2%
12/31/2020	1.40	0	0	0.50%	8.7%	12/31/2020	1.41	0	0	0.25%	9.0%	12/31/2020	1.43	0	0	0.00%	9.3%
12/31/2019	1.28	0	0	0.50%	23.6%	12/31/2019	1.29	0	0	0.25%	23.9%	12/31/2019	1.30	0	0	0.00%	24.2%
12/31/2018	1.04	0	0	0.50%	-19.8%	12/31/2018	1.05	0	0	0.25%	-19.6%	12/31/2018	1.05	0	0	0.00%	-19.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.3%
2021	3.5%
2020	2.9%
2019	2.6%
2018	3.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Investment Grade Portfolio Institutional Class - 06-CWT

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$622,043	$710,993	65,018
Receivables: investments sold	9,940
Payables: investments purchased	-
Net assets	$631,983

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$631,983	646,557	$0.98
Band 100	-	-	0.99
Band 75	-	-	1.01
Band 50	-	-	1.02
Band 25	-	-	1.04
Band 0	-	-	1.05
Total	$631,983	646,557

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$14,654
Mortality & expense charges			(7,164)
Net investment income (loss)			7,490

Gain (loss) on investments:
Net realized gain (loss)			(8,902)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(75,410)
Net gain (loss)			(84,312)

Increase (decrease) in net assets from operations			$(76,822)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,490	$2,590
Net realized gain (loss)		(8,902)	287
Realized gain distributions		-	3,959
Net change in unrealized appreciation (depreciation)		(75,410)	(19,917)

Increase (decrease) in net assets from operations		(76,822)	(13,081)

Contract owner transactions:
Proceeds from units sold		559,394	222,081
Cost of units redeemed		(307,965)	(40,360)
Account charges		(171)	(208)
Increase (decrease)		251,258	181,513
Net increase (decrease)		174,436	168,432
Net assets, beginning		457,547	289,115
Net assets, ending		$631,983	$457,547

Units sold		546,552	191,683
Units redeemed		(302,540)	(35,034)
Net increase (decrease)		244,012	156,649
Units outstanding, beginning		402,545	245,896
Units outstanding, ending		646,557	402,545

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,625,351
Cost of units redeemed/account charges			(2,084,364)
Net investment income (loss)			53,329
Net realized gain (loss)			122,601
Realized gain distributions			4,016
Net change in unrealized appreciation (depreciation)			(88,950)
Net assets			$631,983

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.98	647	$632	1.25%	-14.0%	12/31/2022	$0.99	0	$0	1.00%	-13.8%	12/31/2022	$1.01	0	$0	0.75%	-13.6%
12/31/2021	1.14	403	458	1.25%	-3.3%	12/31/2021	1.15	0	0	1.00%	-3.1%	12/31/2021	1.17	0	0	0.75%	-2.8%
12/31/2020	1.18	246	289	1.25%	7.8%	12/31/2020	1.19	0	0	1.00%	8.1%	12/31/2020	1.20	0	0	0.75%	8.4%
12/31/2019	1.09	1,168	1,274	1.25%	8.6%	12/31/2019	1.10	0	0	1.00%	8.9%	12/31/2019	1.11	0	0	0.75%	9.1%
12/31/2018	1.00	1,100	1,105	1.25%	-1.5%	12/31/2018	1.01	0	0	1.00%	-1.2%	12/31/2018	1.01	0	0	0.75%	-1.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.02	0	$0	0.50%	-13.4%	12/31/2022	$1.04	0	$0	0.25%	-13.1%	12/31/2022	$1.05	0	$0	0.00%	-12.9%
12/31/2021	1.18	0	0	0.50%	-2.6%	12/31/2021	1.20	0	0	0.25%	-2.4%	12/31/2021	1.21	0	0	0.00%	-2.1%
12/31/2020	1.21	0	0	0.50%	8.6%	12/31/2020	1.22	0	0	0.25%	8.9%	12/31/2020	1.24	0	0	0.00%	9.2%
12/31/2019	1.12	0	0	0.50%	9.4%	12/31/2019	1.12	0	0	0.25%	9.7%	12/31/2019	1.13	0	0	0.00%	10.0%
12/31/2018	1.02	0	0	0.50%	-0.7%	12/31/2018	1.02	0	0	0.25%	-0.5%	12/31/2018	1.03	0	0	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.7%
2021	1.9%
2020	2.8%
2019	2.8%
2018	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Real Estate Securities Portfolio Institutional Class - 06-CWV

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,834,601	$5,327,167	130,443
Receivables: investments sold	-
Payables: investments purchased	(52,534)
Net assets	$4,782,067

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,720,787	3,793,774	$1.24
Band 100	-	-	1.26
Band 75	61,280	47,777	1.28
Band 50	-	-	1.30
Band 25	-	-	1.32
Band 0	-	-	1.34
Total	$4,782,067	3,841,551

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$118,240
Mortality & expense charges			(65,481)
Net investment income (loss)			52,759

Gain (loss) on investments:
Net realized gain (loss)			174,670
Realized gain distributions			166,235
Net change in unrealized appreciation (depreciation)			(2,012,746)
Net gain (loss)			(1,671,841)

Increase (decrease) in net assets from operations			$(1,619,082)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$52,759	$31,914
Net realized gain (loss)		174,670	199,853
Realized gain distributions		166,235	59,662
Net change in unrealized appreciation (depreciation)		(2,012,746)	1,450,305

Increase (decrease) in net assets from operations		(1,619,082)	1,741,734

Contract owner transactions:
Proceeds from units sold		1,866,499	1,266,811
Cost of units redeemed		(1,277,932)	(1,410,821)
Account charges		(6,487)	(7,205)
Increase (decrease)		582,080	(151,215)
Net increase (decrease)		(1,037,002)	1,590,519
Net assets, beginning		5,819,069	4,228,550
Net assets, ending		$4,782,067	$5,819,069

Units sold		1,313,727	919,039
Units redeemed		(936,928)	(981,362)
Net increase (decrease)		376,799	(62,323)
Units outstanding, beginning		3,464,752	3,527,075
Units outstanding, ending		3,841,551	3,464,752

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$9,694,556
Cost of units redeemed/account charges			(5,232,188)
Net investment income (loss)			222,286
Net realized gain (loss)			354,040
Realized gain distributions			235,939
Net change in unrealized appreciation (depreciation)			(492,566)
Net assets			$4,782,067

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.24	3,794	$4,721	1.25%	-25.9%	12/31/2022	$1.26	0	$0	1.00%	-25.7%	12/31/2022	$1.28	48	$61	0.75%	-25.5%
12/31/2021	1.68	3,429	5,757	1.25%	40.1%	12/31/2021	1.70	0	0	1.00%	40.4%	12/31/2021	1.72	36	62	0.75%	40.8%
12/31/2020	1.20	3,477	4,168	1.25%	-6.2%	12/31/2020	1.21	0	0	1.00%	-6.0%	12/31/2020	1.22	50	61	0.75%	-5.7%
12/31/2019	1.28	2,709	3,463	1.25%	26.5%	12/31/2019	1.29	0	0	1.00%	26.8%	12/31/2019	1.30	46	60	0.75%	27.1%
12/31/2018	1.01	1,175	1,187	1.25%	-4.2%	12/31/2018	1.02	0	0	1.00%	-4.0%	12/31/2018	1.02	46	47	0.75%	-3.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.30	0	$0	0.50%	-25.3%	12/31/2022	$1.32	0	$0	0.25%	-25.1%	12/31/2022	$1.34	0	$0	0.00%	-25.0%
12/31/2021	1.74	0	0	0.50%	41.1%	12/31/2021	1.77	0	0	0.25%	41.5%	12/31/2021	1.79	0	0	0.00%	41.9%
12/31/2020	1.24	0	0	0.50%	-5.5%	12/31/2020	1.25	0	0	0.25%	-5.3%	12/31/2020	1.26	0	0	0.00%	-5.0%
12/31/2019	1.31	0	0	0.50%	27.5%	12/31/2019	1.32	0	0	0.25%	27.8%	12/31/2019	1.33	0	0	0.00%	28.1%
12/31/2018	1.03	0	0	0.50%	-3.5%	12/31/2018	1.03	0	0	0.25%	-3.2%	12/31/2018	1.04	0	0	0.00%	-3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.2%
2021	1.9%
2020	3.3%
2019	2.3%
2018	4.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA U.S. Large Cap Growth Portfolio Institutional Class - 06-CWW

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,061,056	$991,563	41,172
Receivables: investments sold	-
Payables: investments purchased	(9,518)
Net assets	$1,051,538

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,051,538	538,257	$1.95
Band 100	-	-	1.98
Band 75	-	-	2.01
Band 50	-	-	2.04
Band 25	-	-	2.08
Band 0	-	-	2.11
Total	$1,051,538	538,257

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$14,722
Mortality & expense charges			(16,384)
Net investment income (loss)			(1,662)

Gain (loss) on investments:
Net realized gain (loss)			405,264
Realized gain distributions			68,034
Net change in unrealized appreciation (depreciation)			(834,884)
Net gain (loss)			(361,586)

Increase (decrease) in net assets from operations			$(363,248)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,662)	$(2,674)
Net realized gain (loss)		405,264	357,167
Realized gain distributions		68,034	162,988
Net change in unrealized appreciation (depreciation)		(834,884)	112,077

Increase (decrease) in net assets from operations		(363,248)	629,558

Contract owner transactions:
Proceeds from units sold		156,923	173,838
Cost of units redeemed		(1,456,058)	(1,143,286)
Account charges		(1,338)	(1,615)
Increase (decrease)		(1,300,473)	(971,063)
Net increase (decrease)		(1,663,721)	(341,505)
Net assets, beginning		2,715,259	3,056,764
Net assets, ending		$1,051,538	$2,715,259

Units sold		81,028	92,210
Units redeemed		(701,887)	(567,461)
Net increase (decrease)		(620,859)	(475,251)
Units outstanding, beginning		1,159,116	1,634,367
Units outstanding, ending		538,257	1,159,116

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$3,894,465
Cost of units redeemed/account charges			(4,203,553)
Net investment income (loss)			28,140
Net realized gain (loss)			963,427
Realized gain distributions			299,566
Net change in unrealized appreciation (depreciation)			69,493
Net assets			$1,051,538

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.95	538	$1,052	1.25%	-16.6%	12/31/2022	$1.98	0	$0	1.00%	-16.4%	12/31/2022	$2.01	0	$0	0.75%	-16.2%
12/31/2021	2.34	1,159	2,715	1.25%	25.2%	12/31/2021	2.37	0	0	1.00%	25.6%	12/31/2021	2.40	0	0	0.75%	25.9%
12/31/2020	1.87	1,634	3,057	1.25%	20.3%	12/31/2020	1.89	0	0	1.00%	20.6%	12/31/2020	1.91	0	0	0.75%	20.9%
12/31/2019	1.55	1,580	2,457	1.25%	30.5%	12/31/2019	1.57	0	0	1.00%	30.9%	12/31/2019	1.58	0	0	0.75%	31.2%
12/31/2018	1.19	1,364	1,625	1.25%	-3.2%	12/31/2018	1.20	0	0	1.00%	-3.0%	12/31/2018	1.20	0	0	0.75%	-2.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.04	0	$0	0.50%	-16.0%	12/31/2022	$2.08	0	$0	0.25%	-15.8%	12/31/2022	$2.11	0	$0	0.00%	-15.6%
12/31/2021	2.43	0	0	0.50%	26.2%	12/31/2021	2.46	0	0	0.25%	26.5%	12/31/2021	2.50	0	0	0.00%	26.8%
12/31/2020	1.93	0	0	0.50%	21.2%	12/31/2020	1.95	0	0	0.25%	21.5%	12/31/2020	1.97	0	0	0.00%	21.8%
12/31/2019	1.59	0	0	0.50%	31.5%	12/31/2019	1.60	0	0	0.25%	31.8%	12/31/2019	1.62	0	0	0.00%	32.2%
12/31/2018	1.21	0	0	0.50%	-2.5%	12/31/2018	1.22	0	0	0.25%	-2.2%	12/31/2018	1.22	0	0	0.00%	-2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.8%
2021	1.1%
2020	1.6%
2019	1.6%
2018	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA U.S. Large Company Portfolio - 06-CWX

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,026,207	$2,077,993	77,931
Receivables: investments sold	11,713
Payables: investments purchased	-
Net assets	$2,037,920

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,037,920	1,156,802	$1.76
Band 100	-	-	1.79
Band 75	-	-	1.82
Band 50	-	-	1.84
Band 25	-	-	1.87
Band 0	-	-	1.90
Total	$2,037,920	1,156,802

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$33,842
Mortality & expense charges			(30,460)
Net investment income (loss)			3,382

Gain (loss) on investments:
Net realized gain (loss)			137,378
Realized gain distributions			89,075
Net change in unrealized appreciation (depreciation)			(767,169)
Net gain (loss)			(540,716)

Increase (decrease) in net assets from operations			$(537,334)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,382	$(604)
Net realized gain (loss)		137,378	218,986
Realized gain distributions		89,075	160,328
Net change in unrealized appreciation (depreciation)		(767,169)	280,296

Increase (decrease) in net assets from operations		(537,334)	659,006

Contract owner transactions:
Proceeds from units sold		403,986	1,008,424
Cost of units redeemed		(927,457)	(959,390)
Account charges		(2,966)	(2,356)
Increase (decrease)		(526,437)	46,678
Net increase (decrease)		(1,063,771)	705,684
Net assets, beginning		3,101,691	2,396,007
Net assets, ending		$2,037,920	$3,101,691

Units sold		222,763	530,872
Units redeemed		(488,452)	(503,928)
Net increase (decrease)		(265,689)	26,944
Units outstanding, beginning		1,422,491	1,395,547
Units outstanding, ending		1,156,802	1,422,491

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$6,182,924
Cost of units redeemed/account charges			(5,102,832)
Net investment income (loss)			44,641
Net realized gain (loss)			637,656
Realized gain distributions			327,317
Net change in unrealized appreciation (depreciation)			(51,786)
Net assets			$2,037,920

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.76	1,157	$2,038	1.25%	-19.2%	12/31/2022	$1.79	0	$0	1.00%	-19.0%	12/31/2022	$1.82	0	$0	0.75%	-18.8%
12/31/2021	2.18	1,422	3,102	1.25%	27.0%	12/31/2021	2.21	0	0	1.00%	27.3%	12/31/2021	2.24	0	0	0.75%	27.6%
12/31/2020	1.72	1,396	2,396	1.25%	16.9%	12/31/2020	1.73	0	0	1.00%	17.2%	12/31/2020	1.75	0	0	0.75%	17.5%
12/31/2019	1.47	1,242	1,824	1.25%	29.8%	12/31/2019	1.48	0	0	1.00%	30.1%	12/31/2019	1.49	0	0	0.75%	30.4%
12/31/2018	1.13	1,453	1,643	1.25%	-5.6%	12/31/2018	1.14	0	0	1.00%	-5.4%	12/31/2018	1.14	0	0	0.75%	-5.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.84	0	$0	0.50%	-18.6%	12/31/2022	$1.87	0	$0	0.25%	-18.4%	12/31/2022	$1.90	0	$0	0.00%	-18.2%
12/31/2021	2.26	0	0	0.50%	28.0%	12/31/2021	2.29	0	0	0.25%	28.3%	12/31/2021	2.32	0	0	0.00%	28.6%
12/31/2020	1.77	0	0	0.50%	17.8%	12/31/2020	1.79	0	0	0.25%	18.1%	12/31/2020	1.81	0	0	0.00%	18.4%
12/31/2019	1.50	0	0	0.50%	30.8%	12/31/2019	1.51	0	0	0.25%	31.1%	12/31/2019	1.53	0	0	0.00%	31.4%
12/31/2018	1.15	0	0	0.50%	-4.9%	12/31/2018	1.15	0	0	0.25%	-4.7%	12/31/2018	1.16	0	0	0.00%	-4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.3%
2021	1.3%
2020	1.7%
2019	2.3%
2018	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA U.S. Small Cap Growth Portfolio Institutional Class - 06-CWY (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.44
Band 100	-	-	1.46
Band 75	-	-	1.48
Band 50	-	-	1.51
Band 25	-	-	1.53
Band 0	-	-	1.55
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$429,376
Cost of units redeemed/account charges			(439,410)
Net investment income (loss)			(408)
Net realized gain (loss)			(3,336)
Realized gain distributions			13,778
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.44	0	$0	1.25%	-18.8%	12/31/2022	$1.46	0	$0	1.00%	-18.6%	12/31/2022	$1.48	0	$0	0.75%	-18.4%
12/31/2021	1.77	0	0	1.25%	24.4%	12/31/2021	1.80	0	0	1.00%	24.7%	12/31/2021	1.82	0	0	0.75%	25.0%
12/31/2020	1.43	0	0	1.25%	17.9%	12/31/2020	1.44	0	0	1.00%	18.2%	12/31/2020	1.46	0	0	0.75%	18.5%
12/31/2019	1.21	22	26	1.25%	24.6%	12/31/2019	1.22	0	0	1.00%	24.9%	12/31/2019	1.23	200	246	0.75%	25.2%
12/31/2018	0.97	23	23	1.25%	-13.4%	12/31/2018	0.98	0	0	1.00%	-13.2%	12/31/2018	0.98	276	271	0.75%	-13.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.51	0	$0	0.50%	-18.2%	12/31/2022	$1.53	0	$0	0.25%	-18.0%	12/31/2022	$1.55	0	$0	0.00%	-17.8%
12/31/2021	1.84	0	0	0.50%	25.3%	12/31/2021	1.87	0	0	0.25%	25.6%	12/31/2021	1.89	0	0	0.00%	25.9%
12/31/2020	1.47	0	0	0.50%	18.7%	12/31/2020	1.49	0	0	0.25%	19.0%	12/31/2020	1.50	0	0	0.00%	19.3%
12/31/2019	1.24	0	0	0.50%	25.5%	12/31/2019	1.25	0	0	0.25%	25.8%	12/31/2019	1.26	0	0	0.00%	26.2%
12/31/2018	0.99	0	0	0.50%	-12.8%	12/31/2018	0.99	0	0	0.25%	-12.6%	12/31/2018	1.00	0	0	0.00%	-12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.8%
2019	0.7%
2018	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA U.S. Targeted Value Portfolio Institutional Class - 06-CXC

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,472,682	$10,388,935	381,275
Receivables: investments sold	-
Payables: investments purchased	(29,537)
Net assets	$10,443,145

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,717,482	6,270,149	$1.39
Band 100	-	-	1.41
Band 75	-	-	1.43
Band 50	-	-	1.45
Band 25	-	-	1.48
Band 0	1,725,663	1,150,647	1.50
Total	$10,443,145	7,420,796

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$135,175
Mortality & expense charges			(105,231)
Net investment income (loss)			29,944

Gain (loss) on investments:
Net realized gain (loss)			920,641
Realized gain distributions			380,800
Net change in unrealized appreciation (depreciation)			(1,821,925)
Net gain (loss)			(520,484)

Increase (decrease) in net assets from operations			$(490,540)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$29,944	$31,267
Net realized gain (loss)		920,641	1,229,995
Realized gain distributions		380,800	755,762
Net change in unrealized appreciation (depreciation)		(1,821,925)	851,765

Increase (decrease) in net assets from operations		(490,540)	2,868,789

Contract owner transactions:
Proceeds from units sold		3,678,158	6,225,849
Cost of units redeemed		(4,704,216)	(4,653,626)
Account charges		(11,274)	(11,978)
Increase (decrease)		(1,037,332)	1,560,245
Net increase (decrease)		(1,527,872)	4,429,034
Net assets, beginning		11,971,017	7,541,983
Net assets, ending		$10,443,145	$11,971,017

Units sold		2,632,246	4,441,912
Units redeemed		(3,247,245)	(3,410,643)
Net increase (decrease)		(614,999)	1,031,269
Units outstanding, beginning		8,035,795	7,004,526
Units outstanding, ending		7,420,796	8,035,795

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$26,047,104
Cost of units redeemed/account charges			(18,522,559)
Net investment income (loss)			115,318
Net realized gain (loss)			1,088,405
Realized gain distributions			1,631,130
Net change in unrealized appreciation (depreciation)			83,747
Net assets			$10,443,145

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.39	6,270	$8,717	1.25%	-5.8%	12/31/2022	$1.41	0	$0	1.00%	-5.6%	12/31/2022	$1.43	0	$0	0.75%	-5.3%
12/31/2021	1.48	6,890	10,170	1.25%	37.1%	12/31/2021	1.49	0	0	1.00%	37.4%	12/31/2021	1.51	0	0	0.75%	37.8%
12/31/2020	1.08	7,005	7,542	1.25%	2.5%	12/31/2020	1.09	0	0	1.00%	2.7%	12/31/2020	1.10	0	0	0.75%	3.0%
12/31/2019	1.05	8,509	8,941	1.25%	20.0%	12/31/2019	1.06	0	0	1.00%	20.3%	12/31/2019	1.07	0	0	0.75%	20.6%
12/31/2018	0.88	6,859	6,007	1.25%	-16.8%	12/31/2018	0.88	0	0	1.00%	-16.6%	12/31/2018	0.88	0	0	0.75%	-16.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.45	0	$0	0.50%	-5.1%	12/31/2022	$1.48	0	$0	0.25%	-4.9%	12/31/2022	$1.50	1,151	$1,726	0.00%	-4.6%
12/31/2021	1.53	0	0	0.50%	38.1%	12/31/2021	1.55	0	0	0.25%	38.5%	12/31/2021	1.57	1,145	1,801	0.00%	38.8%
12/31/2020	1.11	0	0	0.50%	3.2%	12/31/2020	1.12	0	0	0.25%	3.5%	12/31/2020	1.13	0	0	0.00%	3.8%
12/31/2019	1.08	0	0	0.50%	20.9%	12/31/2019	1.08	0	0	0.25%	21.2%	12/31/2019	1.09	0	0	0.00%	21.5%
12/31/2018	0.89	0	0	0.50%	-16.2%	12/31/2018	0.89	0	0	0.25%	-16.0%	12/31/2018	0.90	0	0	0.00%	-15.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.2%
2021	1.6%
2020	1.5%
2019	1.5%
2018	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA World Ex U.S. Government Fixed Income Portfolio Institutional Cl - 06-CXF

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,366,004	$1,709,731	169,324
Receivables: investments sold	10,600
Payables: investments purchased	-
Net assets	$1,376,604

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,376,604	1,545,334	$0.89
Band 100	-	-	0.90
Band 75	-	-	0.92
Band 50	-	-	0.93
Band 25	-	-	0.95
Band 0	-	-	0.96
Total	$1,376,604	1,545,334

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$73
Mortality & expense charges			(20,093)
Net investment income (loss)			(20,020)

Gain (loss) on investments:
Net realized gain (loss)			(94,771)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(270,112)
Net gain (loss)			(364,883)

Increase (decrease) in net assets from operations			$(384,903)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(20,020)	$(7,131)
Net realized gain (loss)		(94,771)	(2,328)
Realized gain distributions		-	19,762
Net change in unrealized appreciation (depreciation)		(270,112)	(134,168)

Increase (decrease) in net assets from operations		(384,903)	(123,865)

Contract owner transactions:
Proceeds from units sold		383,937	562,662
Cost of units redeemed		(727,866)	(324,784)
Account charges		(1,402)	(1,918)
Increase (decrease)		(345,331)	235,960
Net increase (decrease)		(730,234)	112,095
Net assets, beginning		2,106,838	1,994,743
Net assets, ending		$1,376,604	$2,106,838

Units sold		411,058	501,291
Units redeemed		(759,092)	(296,250)
Net increase (decrease)		(348,034)	205,041
Units outstanding, beginning		1,893,368	1,688,327
Units outstanding, ending		1,545,334	1,893,368

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$4,960,678
Cost of units redeemed/account charges			(3,318,621)
Net investment income (loss)			72,454
Net realized gain (loss)			(55,063)
Realized gain distributions			60,883
Net change in unrealized appreciation (depreciation)			(343,727)
Net assets			$1,376,604

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.89	1,545	$1,377	1.25%	-19.9%	12/31/2022	$0.90	0	$0	1.00%	-19.7%	12/31/2022	$0.92	0	$0	0.75%	-19.5%
12/31/2021	1.11	1,893	2,107	1.25%	-5.8%	12/31/2021	1.13	0	0	1.00%	-5.6%	12/31/2021	1.14	0	0	0.75%	-5.3%
12/31/2020	1.18	1,688	1,995	1.25%	5.0%	12/31/2020	1.19	0	0	1.00%	5.3%	12/31/2020	1.21	0	0	0.75%	5.6%
12/31/2019	1.12	1,685	1,895	1.25%	7.2%	12/31/2019	1.13	0	0	1.00%	7.4%	12/31/2019	1.14	0	0	0.75%	7.7%
12/31/2018	1.05	1,390	1,459	1.25%	2.0%	12/31/2018	1.06	0	0	1.00%	2.2%	12/31/2018	1.06	0	0	0.75%	2.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.93	0	$0	0.50%	-19.3%	12/31/2022	$0.95	0	$0	0.25%	-19.1%	12/31/2022	$0.96	0	$0	0.00%	-18.9%
12/31/2021	1.16	0	0	0.50%	-5.1%	12/31/2021	1.17	0	0	0.25%	-4.9%	12/31/2021	1.19	0	0	0.00%	-4.6%
12/31/2020	1.22	0	0	0.50%	5.8%	12/31/2020	1.23	0	0	0.25%	6.1%	12/31/2020	1.24	0	0	0.00%	6.4%
12/31/2019	1.15	0	0	0.50%	8.0%	12/31/2019	1.16	0	0	0.25%	8.2%	12/31/2019	1.17	0	0	0.00%	8.5%
12/31/2018	1.07	0	0	0.50%	2.8%	12/31/2018	1.07	0	0	0.25%	3.0%	12/31/2018	1.08	0	0	0.00%	3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.9%
2020	0.8%
2019	3.6%
2018	6.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Commodity Strategy Portfolio Institutional Class - 06-GKJ

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$484,013	$558,315	96,990
Receivables: investments sold	-
Payables: investments purchased	(7,789)
Net assets	$476,224

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$476,224	358,878	$1.33
Band 100	-	-	1.34
Band 75	-	-	1.36
Band 50	-	-	1.38
Band 25	-	-	1.40
Band 0	-	-	1.41
Total	$476,224	358,878

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$33,606
Mortality & expense charges			(7,695)
Net investment income (loss)			25,911

Gain (loss) on investments:
Net realized gain (loss)			29,695
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			19,026
Net gain (loss)			48,721

Increase (decrease) in net assets from operations			$74,632

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$25,911	$159,935
Net realized gain (loss)		29,695	79,422
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		19,026	(105,486)

Increase (decrease) in net assets from operations		74,632	133,871

Contract owner transactions:
Proceeds from units sold		703,851	518,407
Cost of units redeemed		(881,052)	(548,926)
Account charges		(793)	(1,120)
Increase (decrease)		(177,994)	(31,639)
Net increase (decrease)		(103,362)	102,232
Net assets, beginning		579,586	477,354
Net assets, ending		$476,224	$579,586

Units sold		521,564	483,264
Units redeemed		(643,246)	(504,819)
Net increase (decrease)		(121,682)	(21,555)
Units outstanding, beginning		480,560	502,115
Units outstanding, ending		358,878	480,560

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,848,146
Cost of units redeemed/account charges			(1,581,663)
Net investment income (loss)			187,449
Net realized gain (loss)			96,594
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(74,302)
Net assets			$476,224

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.33	359	$476	1.25%	10.0%	12/31/2022	$1.34	0	$0	1.00%	10.3%	12/31/2022	$1.36	0	$0	0.75%	10.6%
12/31/2021	1.21	481	580	1.25%	26.9%	12/31/2021	1.22	0	0	1.00%	27.2%	12/31/2021	1.23	0	0	0.75%	27.5%
12/31/2020	0.95	502	477	1.25%	-3.0%	12/31/2020	0.96	0	0	1.00%	-2.8%	12/31/2020	0.97	0	0	0.75%	-2.5%
12/31/2019	0.98	363	356	1.25%	6.6%	12/31/2019	0.99	0	0	1.00%	6.9%	12/31/2019	0.99	0	0	0.75%	7.2%
12/31/2018	0.92	326	300	1.25%	-12.3%	12/31/2018	0.92	0	0	1.00%	-12.1%	12/31/2018	0.92	0	0	0.75%	-11.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.38	0	$0	0.50%	10.9%	12/31/2022	$1.40	0	$0	0.25%	11.1%	12/31/2022	$1.41	0	$0	0.00%	11.4%
12/31/2021	1.24	0	0	0.50%	27.8%	12/31/2021	1.26	0	0	0.25%	28.1%	12/31/2021	1.27	0	0	0.00%	28.5%
12/31/2020	0.97	0	0	0.50%	-2.3%	12/31/2020	0.98	0	0	0.25%	-2.0%	12/31/2020	0.99	0	0	0.00%	-1.8%
12/31/2019	1.00	0	0	0.50%	7.4%	12/31/2019	1.00	0	0	0.25%	7.7%	12/31/2019	1.01	0	0	0.00%	8.0%
12/31/2018	0.93	0	0	0.50%	-11.7%	12/31/2018	0.93	0	0	0.25%	-11.4%	12/31/2018	0.93	0	0	0.00%	-11.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	6.4%
2021	31.7%
2020	0.4%
2019	1.6%
2018	3.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Inflation-Protected Securities Portfolio Institutional Class - 06-GKK

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$953,886	$1,139,741	88,684
Receivables: investments sold	5,679
Payables: investments purchased	-
Net assets	$959,565

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$959,565	919,716	$1.04
Band 100	-	-	1.06
Band 75	-	-	1.07
Band 50	-	-	1.08
Band 25	-	-	1.10
Band 0	-	-	1.11
Total	$959,565	919,716

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$72,906
Mortality & expense charges			(12,703)
Net investment income (loss)			60,203

Gain (loss) on investments:
Net realized gain (loss)			(12,613)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(191,189)
Net gain (loss)			(203,802)

Increase (decrease) in net assets from operations			$(143,599)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$60,203	$26,607
Net realized gain (loss)		(12,613)	24,795
Realized gain distributions		-	370
Net change in unrealized appreciation (depreciation)		(191,189)	(18,776)

Increase (decrease) in net assets from operations		(143,599)	32,996

Contract owner transactions:
Proceeds from units sold		213,469	1,245,205
Cost of units redeemed		(284,836)	(686,748)
Account charges		(470)	(639)
Increase (decrease)		(71,837)	557,818
Net increase (decrease)		(215,436)	590,814
Net assets, beginning		1,175,001	584,187
Net assets, ending		$959,565	$1,175,001

Units sold		198,202	1,061,610
Units redeemed		(254,802)	(591,289)
Net increase (decrease)		(56,600)	470,321
Units outstanding, beginning		976,316	505,995
Units outstanding, ending		919,716	976,316

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,427,027
Cost of units redeemed/account charges			(1,402,105)
Net investment income (loss)			90,196
Net realized gain (loss)			28,026
Realized gain distributions			2,276
Net change in unrealized appreciation (depreciation)			(185,855)
Net assets			$959,565

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.04	920	$960	1.25%	-13.3%	12/31/2022	$1.06	0	$0	1.00%	-13.1%	12/31/2022	$1.07	0	$0	0.75%	-12.9%
12/31/2021	1.20	976	1,175	1.25%	4.2%	12/31/2021	1.22	0	0	1.00%	4.5%	12/31/2021	1.23	0	0	0.75%	4.8%
12/31/2020	1.15	506	584	1.25%	10.3%	12/31/2020	1.16	0	0	1.00%	10.5%	12/31/2020	1.17	0	0	0.75%	10.8%
12/31/2019	1.05	196	205	1.25%	7.1%	12/31/2019	1.05	0	0	1.00%	7.4%	12/31/2019	1.06	0	0	0.75%	7.6%
12/31/2018	0.98	130	127	1.25%	-2.5%	12/31/2018	0.98	0	0	1.00%	-2.3%	12/31/2018	0.98	0	0	0.75%	-2.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.08	0	$0	0.50%	-12.7%	12/31/2022	$1.10	0	$0	0.25%	-12.4%	12/31/2022	$1.11	0	$0	0.00%	-12.2%
12/31/2021	1.24	0	0	0.50%	5.0%	12/31/2021	1.25	0	0	0.25%	5.3%	12/31/2021	1.27	0	0	0.00%	5.6%
12/31/2020	1.18	0	0	0.50%	11.1%	12/31/2020	1.19	0	0	0.25%	11.4%	12/31/2020	1.20	0	0	0.00%	11.7%
12/31/2019	1.06	0	0	0.50%	7.9%	12/31/2019	1.07	0	0	0.25%	8.2%	12/31/2019	1.07	0	0	0.00%	8.5%
12/31/2018	0.99	0	0	0.50%	-1.8%	12/31/2018	0.99	0	0	0.25%	-1.5%	12/31/2018	0.99	0	0	0.00%	-1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	6.8%
2021	4.1%
2020	1.5%
2019	2.3%
2018	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA U.S. Small Cap Portfolio Institutional Class - 06-GFK

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,132,319	$2,096,142	55,084
Receivables: investments sold	19
Payables: investments purchased	-
Net assets	$2,132,338

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,132,338	1,601,951	$1.33
Band 100	-	-	1.35
Band 75	-	-	1.37
Band 50	-	-	1.39
Band 25	-	-	1.41
Band 0	-	-	1.42
Total	$2,132,338	1,601,951

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$12,422
Mortality & expense charges			(13,990)
Net investment income (loss)			(1,568)

Gain (loss) on investments:
Net realized gain (loss)			7,609
Realized gain distributions			44,362
Net change in unrealized appreciation (depreciation)			(225,570)
Net gain (loss)			(173,599)

Increase (decrease) in net assets from operations			$(175,167)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,568)	$(3,351)
Net realized gain (loss)		7,609	171,743
Realized gain distributions		44,362	55,414
Net change in unrealized appreciation (depreciation)		(225,570)	93,355

Increase (decrease) in net assets from operations		(175,167)	317,161

Contract owner transactions:
Proceeds from units sold		1,298,664	100,472
Cost of units redeemed		(58,317)	(721,275)
Account charges		(1,030)	(184)
Increase (decrease)		1,239,317	(620,987)
Net increase (decrease)		1,064,150	(303,826)
Net assets, beginning		1,068,188	1,372,014
Net assets, ending		$2,132,338	$1,068,188

Units sold		960,970	79,682
Units redeemed		(44,315)	(529,763)
Net increase (decrease)		916,655	(450,081)
Units outstanding, beginning		685,296	1,135,377
Units outstanding, ending		1,601,951	685,296

* Date of Fund Inception into Variable Account: 7 /21 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$3,746,666
Cost of units redeemed/account charges			(1,943,955)
Net investment income (loss)			(5,859)
Net realized gain (loss)			156,658
Realized gain distributions			142,651
Net change in unrealized appreciation (depreciation)			36,177
Net assets			$2,132,338

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.33	1,602	$2,132	1.25%	-14.6%	12/31/2022	$1.35	0	$0	1.00%	-14.4%	12/31/2022	$1.37	0	$0	0.75%	-14.2%
12/31/2021	1.56	685	1,068	1.25%	29.0%	12/31/2021	1.58	0	0	1.00%	29.3%	12/31/2021	1.59	0	0	0.75%	29.6%
12/31/2020	1.21	1,135	1,372	1.25%	9.8%	12/31/2020	1.22	0	0	1.00%	10.1%	12/31/2020	1.23	0	0	0.75%	10.3%
12/31/2019	1.10	1,119	1,232	1.25%	20.2%	12/31/2019	1.11	0	0	1.00%	20.5%	12/31/2019	1.11	0	0	0.75%	20.8%
12/31/2018	0.92	439	402	1.25%	-14.2%	12/31/2018	0.92	0	0	1.00%	-14.0%	12/31/2018	0.92	0	0	0.75%	-13.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.39	0	$0	0.50%	-14.0%	12/31/2022	$1.41	0	$0	0.25%	-13.7%	12/31/2022	$1.42	0	$0	0.00%	-13.5%
12/31/2021	1.61	0	0	0.50%	30.0%	12/31/2021	1.63	0	0	0.25%	30.3%	12/31/2021	1.65	0	0	0.00%	30.6%
12/31/2020	1.24	0	0	0.50%	10.6%	12/31/2020	1.25	0	0	0.25%	10.9%	12/31/2020	1.26	0	0	0.00%	11.2%
12/31/2019	1.12	0	0	0.50%	21.1%	12/31/2019	1.13	0	0	0.25%	21.4%	12/31/2019	1.13	0	0	0.00%	21.7%
12/31/2018	0.93	0	0	0.50%	-13.6%	12/31/2018	0.93	0	0	0.25%	-13.3%	12/31/2018	0.93	0	0	0.00%	-13.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.8%
2021	0.8%
2020	1.1%
2019	0.6%
2018	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Emerging Markets Core Equity Portfolio Institutional Class - 06-3F9

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.02
Band 75	-	-	1.03
Band 50	-	-	1.05
Band 25	-	-	1.06
Band 0	-	-	1.07
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			(3)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			(3)

Increase (decrease) in net assets from operations			$(3)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(1,100)
Net realized gain (loss)		(3)	117,767
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	(86,604)

Increase (decrease) in net assets from operations		(3)	30,063

Contract owner transactions:
Proceeds from units sold		-	16,136
Cost of units redeemed		-	(486,511)
Account charges		-	-
Increase (decrease)		-	(470,375)
Net increase (decrease)		(3)	(440,312)
Net assets, beginning		3	440,315
Net assets, ending		$-	$3

Units sold		-	13,285
Units redeemed		(2)	(388,907)
Net increase (decrease)		(2)	(375,622)
Units outstanding, beginning		2	375,624
Units outstanding, ending		-	2

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$699,507
Cost of units redeemed/account charges			(813,775)
Net investment income (loss)			9,748
Net realized gain (loss)			104,520
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.01	0	$0	1.25%	-17.4%	12/31/2022	$1.02	0	$0	1.00%	-17.2%	12/31/2022	$1.03	0	$0	0.75%	-17.0%
12/31/2021	1.23	0	0	1.25%	4.5%	12/31/2021	1.24	0	0	1.00%	4.8%	12/31/2021	1.25	0	0	0.75%	5.0%
12/31/2020	1.17	376	440	1.25%	12.4%	12/31/2020	1.18	0	0	1.00%	12.7%	12/31/2020	1.19	0	0	0.75%	13.0%
12/31/2019	1.04	303	316	1.25%	14.6%	12/31/2019	1.05	0	0	1.00%	14.9%	12/31/2019	1.05	0	0	0.75%	15.2%
12/31/2018	0.91	344	313	1.25%	-9.0%	12/31/2018	0.91	0	0	1.00%	-8.9%	12/31/2018	0.91	0	0	0.75%	-8.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.05	0	$0	0.50%	-16.8%	12/31/2022	$1.06	0	$0	0.25%	-16.6%	12/31/2022	$1.07	0	$0	0.00%	-16.4%
12/31/2021	1.26	0	0	0.50%	5.3%	12/31/2021	1.27	0	0	0.25%	5.6%	12/31/2021	1.28	0	0	0.00%	5.8%
12/31/2020	1.19	0	0	0.50%	13.3%	12/31/2020	1.20	0	0	0.25%	13.6%	12/31/2020	1.21	0	0	0.00%	13.9%
12/31/2019	1.05	0	0	0.50%	15.5%	12/31/2019	1.06	0	0	0.25%	15.7%	12/31/2019	1.06	0	0	0.00%	16.0%
12/31/2018	0.91	0	0	0.50%	-8.7%	12/31/2018	0.91	0	0	0.25%	-8.5%	12/31/2018	0.92	0	0	0.00%	-8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	1.9%
2019	2.4%
2018	3.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Emerging Markets Sustainability Core 1 Portfolio Institutional Cl - 06-3CV

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,903	$13,466	1,455
Receivables: investments sold	5
Payables: investments purchased	-
Net assets	$11,908

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,908	12,562	$0.95
Band 100	-	-	0.96
Band 75	-	-	0.97
Band 50	-	-	0.98
Band 25	-	-	0.99
Band 0	-	-	1.00
Total	$11,908	12,562

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$289
Mortality & expense charges			(155)
Net investment income (loss)			134

Gain (loss) on investments:
Net realized gain (loss)			(178)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(2,715)
Net gain (loss)			(2,893)

Increase (decrease) in net assets from operations			$(2,759)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$134	$108
Net realized gain (loss)		(178)	742
Realized gain distributions		-	230
Net change in unrealized appreciation (depreciation)		(2,715)	(1,411)

Increase (decrease) in net assets from operations		(2,759)	(331)

Contract owner transactions:
Proceeds from units sold		3,236	6,522
Cost of units redeemed		(2,284)	(3,143)
Account charges		(42)	(44)
Increase (decrease)		910	3,335
Net increase (decrease)		(1,849)	3,004
Net assets, beginning		13,757	10,753
Net assets, ending		$11,908	$13,757

Units sold		3,231	5,278
Units redeemed		(2,414)	(2,671)
Net increase (decrease)		817	2,607
Units outstanding, beginning		11,745	9,138
Units outstanding, ending		12,562	11,745

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$18,575
Cost of units redeemed/account charges			(6,146)
Net investment income (loss)			309
Net realized gain (loss)			503
Realized gain distributions			230
Net change in unrealized appreciation (depreciation)			(1,563)
Net assets			$11,908

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.95	13	$12	1.25%	-19.1%	12/31/2022	$0.96	0	$0	1.00%	-18.9%	12/31/2022	$0.97	0	$0	0.75%	-18.7%
12/31/2021	1.17	12	14	1.25%	-0.5%	12/31/2021	1.18	0	0	1.00%	-0.2%	12/31/2021	1.19	0	0	0.75%	0.0%
12/31/2020	1.18	9	11	1.25%	12.6%	12/31/2020	1.18	0	0	1.00%	12.9%	12/31/2020	1.19	0	0	0.75%	13.2%
12/31/2019	1.04	3	3	1.25%	15.2%	12/31/2019	1.05	0	0	1.00%	15.5%	12/31/2019	1.05	0	0	0.75%	15.8%
12/31/2018	0.91	0	0	1.25%	-9.3%	12/31/2018	0.91	0	0	1.00%	-9.2%	12/31/2018	0.91	0	0	0.75%	-9.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.98	0	$0	0.50%	-18.5%	12/31/2022	$0.99	0	$0	0.25%	-18.3%	12/31/2022	$1.00	0	$0	0.00%	-18.1%
12/31/2021	1.20	0	0	0.50%	0.3%	12/31/2021	1.21	0	0	0.25%	0.5%	12/31/2021	1.22	0	0	0.00%	0.8%
12/31/2020	1.20	0	0	0.50%	13.5%	12/31/2020	1.21	0	0	0.25%	13.8%	12/31/2020	1.21	0	0	0.00%	14.0%
12/31/2019	1.06	0	0	0.50%	16.1%	12/31/2019	1.06	0	0	0.25%	16.4%	12/31/2019	1.06	0	0	0.00%	16.7%
12/31/2018	0.91	0	0	0.50%	-9.0%	12/31/2018	0.91	0	0	0.25%	-8.9%	12/31/2018	0.91	0	0	0.00%	-8.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.3%
2021	2.3%
2020	1.8%
2019	2.6%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Five-Year Global Fixed Income Portfolio Institutional Class - 06-3C4

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$94,573	$102,124	9,895
Receivables: investments sold	2,703
Payables: investments purchased	-
Net assets	$97,276

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$97,276	103,187	$0.94
Band 100	-	-	0.95
Band 75	-	-	0.96
Band 50	-	-	0.98
Band 25	-	-	0.99
Band 0	-	-	1.00
Total	$97,276	103,187

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,519
Mortality & expense charges			(1,278)
Net investment income (loss)			241

Gain (loss) on investments:
Net realized gain (loss)			(1,610)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(7,592)
Net gain (loss)			(9,202)

Increase (decrease) in net assets from operations			$(8,961)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$241	$(23)
Net realized gain (loss)		(1,610)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(7,592)	41

Increase (decrease) in net assets from operations		(8,961)	18

Contract owner transactions:
Proceeds from units sold		14,357	115,090
Cost of units redeemed		(23,192)	-
Account charges		(35)	(1)
Increase (decrease)		(8,870)	115,089
Net increase (decrease)		(17,831)	115,107
Net assets, beginning		115,107	-
Net assets, ending		$97,276	$115,107

Units sold		15,365	112,591
Units redeemed		(24,768)	(1)
Net increase (decrease)		(9,403)	112,590
Units outstanding, beginning		112,590	-
Units outstanding, ending		103,187	112,590

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$133,935
Cost of units redeemed/account charges			(27,829)
Net investment income (loss)			301
Net realized gain (loss)			(1,580)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(7,551)
Net assets			$97,276

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.94	103	$97	1.25%	-7.8%	12/31/2022	$0.95	0	$0	1.00%	-7.6%	12/31/2022	$0.96	0	$0	0.75%	-7.3%
12/31/2021	1.02	113	115	1.25%	-2.3%	12/31/2021	1.03	0	0	1.00%	-2.0%	12/31/2021	1.04	0	0	0.75%	-1.8%
12/31/2020	1.05	0	0	1.25%	0.3%	12/31/2020	1.05	0	0	1.00%	0.5%	12/31/2020	1.06	0	0	0.75%	0.8%
12/31/2019	1.04	4	5	1.25%	2.7%	12/31/2019	1.05	0	0	1.00%	3.0%	12/31/2019	1.05	0	0	0.75%	3.3%
12/31/2018	1.02	3	3	1.25%	1.5%	12/31/2018	1.02	0	0	1.00%	1.7%	12/31/2018	1.02	0	0	0.75%	1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.98	0	$0	0.50%	-7.1%	12/31/2022	$0.99	0	$0	0.25%	-6.9%	12/31/2022	$1.00	0	$0	0.00%	-6.6%
12/31/2021	1.05	0	0	0.50%	-1.5%	12/31/2021	1.06	0	0	0.25%	-1.3%	12/31/2021	1.07	0	0	0.00%	-1.0%
12/31/2020	1.07	0	0	0.50%	1.0%	12/31/2020	1.07	0	0	0.25%	1.3%	12/31/2020	1.08	0	0	0.00%	1.5%
12/31/2019	1.06	0	0	0.50%	3.5%	12/31/2019	1.06	0	0	0.25%	3.8%	12/31/2019	1.06	0	0	0.00%	4.0%
12/31/2018	1.02	0	0	0.50%	2.0%	12/31/2018	1.02	0	0	0.25%	2.2%	12/31/2018	1.02	0	0	0.00%	2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.4%
2021	0.0%
2020	0.0%
2019	2.6%
2018	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Global Real Estate Securities Portfolio - 06-3CW

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$480,321	$552,422	49,554
Receivables: investments sold	856
Payables: investments purchased	-
Net assets	$481,177

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$481,177	448,420	$1.07
Band 100	-	-	1.09
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.12
Band 0	-	-	1.14
Total	$481,177	448,420

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$6,698
Mortality & expense charges			(6,120)
Net investment income (loss)			578

Gain (loss) on investments:
Net realized gain (loss)			10,400
Realized gain distributions			19,139
Net change in unrealized appreciation (depreciation)			(169,228)
Net gain (loss)			(139,689)

Increase (decrease) in net assets from operations			$(139,111)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$578	$13,403
Net realized gain (loss)		10,400	26,937
Realized gain distributions		19,139	5,248
Net change in unrealized appreciation (depreciation)		(169,228)	97,176

Increase (decrease) in net assets from operations		(139,111)	142,764

Contract owner transactions:
Proceeds from units sold		175,643	169,968
Cost of units redeemed		(120,033)	(248,148)
Account charges		(987)	(1,116)
Increase (decrease)		54,623	(79,296)
Net increase (decrease)		(84,488)	63,468
Net assets, beginning		565,665	502,197
Net assets, ending		$481,177	$565,665

Units sold		152,402	135,807
Units redeemed		(100,515)	(194,582)
Net increase (decrease)		51,887	(58,775)
Units outstanding, beginning		396,533	455,308
Units outstanding, ending		448,420	396,533

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,060,644
Cost of units redeemed/account charges			(620,504)
Net investment income (loss)			53,822
Net realized gain (loss)			29,184
Realized gain distributions			30,132
Net change in unrealized appreciation (depreciation)			(72,101)
Net assets			$481,177

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.07	448	$481	1.25%	-24.8%	12/31/2022	$1.09	0	$0	1.00%	-24.6%	12/31/2022	$1.10	0	$0	0.75%	-24.4%
12/31/2021	1.43	397	566	1.25%	29.3%	12/31/2021	1.44	0	0	1.00%	29.7%	12/31/2021	1.45	0	0	0.75%	30.0%
12/31/2020	1.10	455	502	1.25%	-7.9%	12/31/2020	1.11	0	0	1.00%	-7.6%	12/31/2020	1.12	0	0	0.75%	-7.4%
12/31/2019	1.20	374	447	1.25%	24.8%	12/31/2019	1.20	0	0	1.00%	25.1%	12/31/2019	1.21	0	0	0.75%	25.5%
12/31/2018	0.96	364	349	1.25%	-4.1%	12/31/2018	0.96	0	0	1.00%	-4.0%	12/31/2018	0.96	0	0	0.75%	-3.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.11	0	$0	0.50%	-24.2%	12/31/2022	$1.12	0	$0	0.25%	-24.0%	12/31/2022	$1.14	0	$0	0.00%	-23.8%
12/31/2021	1.46	0	0	0.50%	30.3%	12/31/2021	1.48	0	0	0.25%	30.6%	12/31/2021	1.49	0	0	0.00%	31.0%
12/31/2020	1.12	0	0	0.50%	-7.2%	12/31/2020	1.13	0	0	0.25%	-7.0%	12/31/2020	1.14	0	0	0.00%	-6.7%
12/31/2019	1.21	0	0	0.50%	25.8%	12/31/2019	1.22	0	0	0.25%	26.1%	12/31/2019	1.22	0	0	0.00%	26.4%
12/31/2018	0.96	0	0	0.50%	-3.7%	12/31/2018	0.96	0	0	0.25%	-3.6%	12/31/2018	0.97	0	0	0.00%	-3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.3%
2021	3.8%
2020	2.0%
2019	6.1%
2018	10.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA International Sustainability Core 1 Portfolio - 06-3C7

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,822,527	$1,872,648	171,332
Receivables: investments sold	-
Payables: investments purchased	(1,264)
Net assets	$1,821,263

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,821,263	1,812,550	$1.00
Band 100	-	-	1.02
Band 75	-	-	1.03
Band 50	-	-	1.04
Band 25	-	-	1.05
Band 0	-	-	1.06
Total	$1,821,263	1,812,550

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$22,900
Mortality & expense charges			(12,120)
Net investment income (loss)			10,780

Gain (loss) on investments:
Net realized gain (loss)			(2,927)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(107,414)
Net gain (loss)			(110,341)

Increase (decrease) in net assets from operations			$(99,561)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$10,780	$4,454
Net realized gain (loss)		(2,927)	2,694
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(107,414)	22,666

Increase (decrease) in net assets from operations		(99,561)	29,814

Contract owner transactions:
Proceeds from units sold		2,967,684	35,866
Cost of units redeemed		(1,369,987)	(11,791)
Account charges		(1,434)	(1,180)
Increase (decrease)		1,596,263	22,895
Net increase (decrease)		1,496,702	52,709
Net assets, beginning		324,561	271,852
Net assets, ending		$1,821,263	$324,561

Units sold		2,910,753	29,781
Units redeemed		(1,360,802)	(10,706)
Net increase (decrease)		1,549,951	19,075
Units outstanding, beginning		262,599	243,524
Units outstanding, ending		1,812,550	262,599

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$3,289,247
Cost of units redeemed/account charges			(1,431,852)
Net investment income (loss)			17,917
Net realized gain (loss)			(3,928)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(50,121)
Net assets			$1,821,263

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.00	1,813	$1,821	1.25%	-18.7%	12/31/2022	$1.02	0	$0	1.00%	-18.5%	12/31/2022	$1.03	0	$0	0.75%	-18.3%
12/31/2021	1.24	263	325	1.25%	10.7%	12/31/2021	1.25	0	0	1.00%	11.0%	12/31/2021	1.26	0	0	0.75%	11.3%
12/31/2020	1.12	244	272	1.25%	10.2%	12/31/2020	1.12	0	0	1.00%	10.5%	12/31/2020	1.13	0	0	0.75%	10.8%
12/31/2019	1.01	224	227	1.25%	22.7%	12/31/2019	1.02	0	0	1.00%	23.0%	12/31/2019	1.02	0	0	0.75%	23.3%
12/31/2018	0.83	37	31	1.25%	-17.5%	12/31/2018	0.83	0	0	1.00%	-17.3%	12/31/2018	0.83	0	0	0.75%	-17.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.04	0	$0	0.50%	-18.1%	12/31/2022	$1.05	0	$0	0.25%	-17.9%	12/31/2022	$1.06	0	$0	0.00%	-17.7%
12/31/2021	1.27	0	0	0.50%	11.5%	12/31/2021	1.28	0	0	0.25%	11.8%	12/31/2021	1.29	0	0	0.00%	12.1%
12/31/2020	1.14	0	0	0.50%	11.1%	12/31/2020	1.15	0	0	0.25%	11.4%	12/31/2020	1.15	0	0	0.00%	11.6%
12/31/2019	1.02	0	0	0.50%	23.6%	12/31/2019	1.03	0	0	0.25%	23.9%	12/31/2019	1.03	0	0	0.00%	24.2%
12/31/2018	0.83	0	0	0.50%	-17.1%	12/31/2018	0.83	0	0	0.25%	-16.9%	12/31/2018	0.83	0	0	0.00%	-16.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.1%
2021	2.8%
2020	1.5%
2019	1.6%
2018	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA U.S. Large Cap Value Portfolio Institutional Class - 06-3C3

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$373,427	$353,907	8,966
Receivables: investments sold	-
Payables: investments purchased	(1,327)
Net assets	$372,100

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$372,100	298,559	$1.25
Band 100	-	-	1.26
Band 75	-	-	1.28
Band 50	-	-	1.29
Band 25	-	-	1.31
Band 0	-	-	1.32
Total	$372,100	298,559

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$7,214
Mortality & expense charges			(4,545)
Net investment income (loss)			2,669

Gain (loss) on investments:
Net realized gain (loss)			21,517
Realized gain distributions			9,064
Net change in unrealized appreciation (depreciation)			(59,606)
Net gain (loss)			(29,025)

Increase (decrease) in net assets from operations			$(26,356)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,669	$1,659
Net realized gain (loss)		21,517	47,746
Realized gain distributions		9,064	12,012
Net change in unrealized appreciation (depreciation)		(59,606)	31,302

Increase (decrease) in net assets from operations		(26,356)	92,719

Contract owner transactions:
Proceeds from units sold		54,872	167,678
Cost of units redeemed		(31,709)	(304,587)
Account charges		(135)	(306)
Increase (decrease)		23,028	(137,215)
Net increase (decrease)		(3,328)	(44,496)
Net assets, beginning		375,428	419,924
Net assets, ending		$372,100	$375,428

Units sold		44,069	155,220
Units redeemed		(25,822)	(271,477)
Net increase (decrease)		18,247	(116,257)
Units outstanding, beginning		280,312	396,569
Units outstanding, ending		298,559	280,312

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,118,832
Cost of units redeemed/account charges			(845,643)
Net investment income (loss)			7,742
Net realized gain (loss)			50,560
Realized gain distributions			21,089
Net change in unrealized appreciation (depreciation)			19,520
Net assets			$372,100

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.25	299	$372	1.25%	-6.9%	12/31/2022	$1.26	0	$0	1.00%	-6.7%	12/31/2022	$1.28	0	$0	0.75%	-6.5%
12/31/2021	1.34	280	375	1.25%	26.5%	12/31/2021	1.35	0	0	1.00%	26.8%	12/31/2021	1.36	0	0	0.75%	27.1%
12/31/2020	1.06	397	420	1.25%	-1.8%	12/31/2020	1.07	0	0	1.00%	-1.6%	12/31/2020	1.07	0	0	0.75%	-1.4%
12/31/2019	1.08	279	301	1.25%	23.9%	12/31/2019	1.08	0	0	1.00%	24.2%	12/31/2019	1.09	0	0	0.75%	24.5%
12/31/2018	0.87	0	0	1.25%	-12.9%	12/31/2018	0.87	0	0	1.00%	-12.8%	12/31/2018	0.87	0	0	0.75%	-12.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.29	0	$0	0.50%	-6.2%	12/31/2022	$1.31	0	$0	0.25%	-6.0%	12/31/2022	$1.32	0	$0	0.00%	-5.8%
12/31/2021	1.38	0	0	0.50%	27.4%	12/31/2021	1.39	0	0	0.25%	27.8%	12/31/2021	1.40	0	0	0.00%	28.1%
12/31/2020	1.08	0	0	0.50%	-1.1%	12/31/2020	1.09	0	0	0.25%	-0.9%	12/31/2020	1.09	0	0	0.00%	-0.6%
12/31/2019	1.09	0	0	0.50%	24.8%	12/31/2019	1.10	0	0	0.25%	25.1%	12/31/2019	1.10	0	0	0.00%	25.5%
12/31/2018	0.87	0	0	0.50%	-12.5%	12/31/2018	0.88	0	0	0.25%	-12.4%	12/31/2018	0.88	0	0	0.00%	-12.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.9%
2021	1.7%
2020	2.2%
2019	0.0%
2018	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA U.S. Sustainability Core 1 Portfolio - 06-3C6

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$175,694	$152,447	5,812
Receivables: investments sold	-
Payables: investments purchased	(326)
Net assets	$175,368

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$175,368	122,593	$1.43
Band 100	-	-	1.45
Band 75	-	-	1.46
Band 50	-	-	1.48
Band 25	-	-	1.50
Band 0	-	-	1.52
Total	$175,368	122,593

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$2,282
Mortality & expense charges			(2,182)
Net investment income (loss)			100

Gain (loss) on investments:
Net realized gain (loss)			679
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(38,035)
Net gain (loss)			(37,356)

Increase (decrease) in net assets from operations			$(37,256)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$100	$(416)
Net realized gain (loss)		679	9,457
Realized gain distributions		-	2,243
Net change in unrealized appreciation (depreciation)		(38,035)	30,816

Increase (decrease) in net assets from operations		(37,256)	42,100

Contract owner transactions:
Proceeds from units sold		22,194	20,021
Cost of units redeemed		(1,046)	(25,545)
Account charges		(479)	(495)
Increase (decrease)		20,669	(6,019)
Net increase (decrease)		(16,587)	36,081
Net assets, beginning		191,955	155,874
Net assets, ending		$175,368	$191,955

Units sold		15,165	12,654
Units redeemed		(1,459)	(14,974)
Net increase (decrease)		13,706	(2,320)
Units outstanding, beginning		108,887	111,207
Units outstanding, ending		122,593	108,887

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$306,128
Cost of units redeemed/account charges			(162,438)
Net investment income (loss)			(116)
Net realized gain (loss)			5,984
Realized gain distributions			2,563
Net change in unrealized appreciation (depreciation)			23,247
Net assets			$175,368

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.43	123	$175	1.25%	-18.9%	12/31/2022	$1.45	0	$0	1.00%	-18.7%	12/31/2022	$1.46	0	$0	0.75%	-18.4%
12/31/2021	1.76	109	192	1.25%	25.8%	12/31/2021	1.78	0	0	1.00%	26.1%	12/31/2021	1.80	0	0	0.75%	26.4%
12/31/2020	1.40	111	156	1.25%	19.7%	12/31/2020	1.41	0	0	1.00%	20.0%	12/31/2020	1.42	0	0	0.75%	20.3%
12/31/2019	1.17	34	40	1.25%	30.9%	12/31/2019	1.18	0	0	1.00%	31.2%	12/31/2019	1.18	0	0	0.75%	31.5%
12/31/2018	0.89	23	20	1.25%	-10.5%	12/31/2018	0.90	0	0	1.00%	-10.4%	12/31/2018	0.90	0	0	0.75%	-10.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.48	0	$0	0.50%	-18.2%	12/31/2022	$1.50	0	$0	0.25%	-18.0%	12/31/2022	$1.52	0	$0	0.00%	-17.8%
12/31/2021	1.81	0	0	0.50%	26.7%	12/31/2021	1.83	0	0	0.25%	27.0%	12/31/2021	1.84	0	0	0.00%	27.4%
12/31/2020	1.43	0	0	0.50%	20.6%	12/31/2020	1.44	0	0	0.25%	20.9%	12/31/2020	1.45	0	0	0.00%	21.2%
12/31/2019	1.19	0	0	0.50%	31.9%	12/31/2019	1.19	0	0	0.25%	32.2%	12/31/2019	1.19	0	0	0.00%	32.5%
12/31/2018	0.90	0	0	0.50%	-10.1%	12/31/2018	0.90	0	0	0.25%	-10.0%	12/31/2018	0.90	0	0	0.00%	-9.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.2%
2021	1.1%
2020	1.2%
2019	0.9%
2018	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Dimensional 2010 Target Date Retirement Inc Fund Inst Cl - 06-3PK (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.15
Band 100	-	-	1.16
Band 75	-	-	1.18
Band 50	-	-	1.19
Band 25	-	-	1.20
Band 0	-	-	1.21
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.15	0	$0	1.25%	-12.7%	12/31/2022	$1.16	0	$0	1.00%	-12.5%	12/31/2022	$1.18	0	$0	0.75%	-12.3%
12/31/2021	1.32	0	0	1.25%	7.5%	12/31/2021	1.33	0	0	1.00%	7.7%	12/31/2021	1.34	0	0	0.75%	8.0%
12/31/2020	1.23	0	0	1.25%	10.7%	12/31/2020	1.24	0	0	1.00%	11.0%	12/31/2020	1.24	0	0	0.75%	11.3%
12/31/2019	1.11	0	0	1.25%	11.5%	12/31/2019	1.11	0	0	1.00%	11.8%	12/31/2019	1.12	0	0	0.75%	12.1%
12/31/2018	1.00	0	0	1.25%	-0.5%	12/31/2018	1.00	0	0	1.00%	-0.4%	12/31/2018	1.00	0	0	0.75%	-0.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.19	0	$0	0.50%	-12.1%	12/31/2022	$1.20	0	$0	0.25%	-11.9%	12/31/2022	$1.21	0	$0	0.00%	-11.6%
12/31/2021	1.35	0	0	0.50%	8.3%	12/31/2021	1.36	0	0	0.25%	8.6%	12/31/2021	1.37	0	0	0.00%	8.8%
12/31/2020	1.25	0	0	0.50%	11.5%	12/31/2020	1.25	0	0	0.25%	11.8%	12/31/2020	1.26	0	0	0.00%	12.1%
12/31/2019	1.12	0	0	0.50%	12.3%	12/31/2019	1.12	0	0	0.25%	12.6%	12/31/2019	1.12	0	0	0.00%	12.9%
12/31/2018	1.00	0	0	0.50%	-0.4%	12/31/2018	1.00	0	0	0.25%	-0.4%	12/31/2018	1.00	0	0	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Dimensional 2015 Target Date Retirement Inc Fund Inst Cl - 06-3PM (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.15
Band 100	-	-	1.17
Band 75	-	-	1.18
Band 50	-	-	1.19
Band 25	-	-	1.20
Band 0	-	-	1.21
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.15	0	$0	1.25%	-15.8%	12/31/2022	$1.17	0	$0	1.00%	-15.6%	12/31/2022	$1.18	0	$0	0.75%	-15.4%
12/31/2021	1.37	0	0	1.25%	8.3%	12/31/2021	1.38	0	0	1.00%	8.6%	12/31/2021	1.39	0	0	0.75%	8.9%
12/31/2020	1.27	0	0	1.25%	12.9%	12/31/2020	1.27	0	0	1.00%	13.2%	12/31/2020	1.28	0	0	0.75%	13.5%
12/31/2019	1.12	0	0	1.25%	12.7%	12/31/2019	1.12	0	0	1.00%	12.9%	12/31/2019	1.13	0	0	0.75%	13.2%
12/31/2018	1.00	0	0	1.25%	-0.5%	12/31/2018	1.00	0	0	1.00%	-0.5%	12/31/2018	1.00	0	0	0.75%	-0.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.19	0	$0	0.50%	-15.2%	12/31/2022	$1.20	0	$0	0.25%	-15.0%	12/31/2022	$1.21	0	$0	0.00%	-14.7%
12/31/2021	1.40	0	0	0.50%	9.1%	12/31/2021	1.41	0	0	0.25%	9.4%	12/31/2021	1.42	0	0	0.00%	9.7%
12/31/2020	1.29	0	0	0.50%	13.7%	12/31/2020	1.29	0	0	0.25%	14.0%	12/31/2020	1.30	0	0	0.00%	14.3%
12/31/2019	1.13	0	0	0.50%	13.5%	12/31/2019	1.13	0	0	0.25%	13.8%	12/31/2019	1.14	0	0	0.00%	14.1%
12/31/2018	1.00	0	0	0.50%	-0.4%	12/31/2018	1.00	0	0	0.25%	-0.4%	12/31/2018	1.00	0	0	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Dimensional 2020 Target Date Retirement Inc Fund Inst Cl - 06-3PN (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.15
Band 100	-	-	1.16
Band 75	-	-	1.18
Band 50	-	-	1.19
Band 25	-	-	1.20
Band 0	-	-	1.21
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.15	0	$0	1.25%	-18.6%	12/31/2022	$1.16	0	$0	1.00%	-18.4%	12/31/2022	$1.18	0	$0	0.75%	-18.2%
12/31/2021	1.42	0	0	1.25%	8.7%	12/31/2021	1.43	0	0	1.00%	9.0%	12/31/2021	1.44	0	0	0.75%	9.3%
12/31/2020	1.30	0	0	1.25%	14.7%	12/31/2020	1.31	0	0	1.00%	15.0%	12/31/2020	1.32	0	0	0.75%	15.3%
12/31/2019	1.13	0	0	1.25%	14.2%	12/31/2019	1.14	0	0	1.00%	14.5%	12/31/2019	1.14	0	0	0.75%	14.8%
12/31/2018	0.99	0	0	1.25%	-0.6%	12/31/2018	0.99	0	0	1.00%	-0.6%	12/31/2018	0.99	0	0	0.75%	-0.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.19	0	$0	0.50%	-18.0%	12/31/2022	$1.20	0	$0	0.25%	-17.8%	12/31/2022	$1.21	0	$0	0.00%	-17.6%
12/31/2021	1.45	0	0	0.50%	9.5%	12/31/2021	1.46	0	0	0.25%	9.8%	12/31/2021	1.47	0	0	0.00%	10.1%
12/31/2020	1.32	0	0	0.50%	15.6%	12/31/2020	1.33	0	0	0.25%	15.9%	12/31/2020	1.34	0	0	0.00%	16.1%
12/31/2019	1.14	0	0	0.50%	15.0%	12/31/2019	1.15	0	0	0.25%	15.3%	12/31/2019	1.15	0	0	0.00%	15.6%
12/31/2018	0.99	0	0	0.50%	-0.6%	12/31/2018	0.99	0	0	0.25%	-0.6%	12/31/2018	0.99	0	0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Dimensional 2025 Target Date Retirement Inc Fund Inst Cl - 06-3PP (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.16
Band 100	-	-	1.17
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	-	-	1.22
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.16	0	$0	1.25%	-21.9%	12/31/2022	$1.17	0	$0	1.00%	-21.7%	12/31/2022	$1.19	0	$0	0.75%	-21.5%
12/31/2021	1.49	0	0	1.25%	10.6%	12/31/2021	1.50	0	0	1.00%	10.9%	12/31/2021	1.51	0	0	0.75%	11.2%
12/31/2020	1.35	0	0	1.25%	16.0%	12/31/2020	1.35	0	0	1.00%	16.3%	12/31/2020	1.36	0	0	0.75%	16.6%
12/31/2019	1.16	0	0	1.25%	17.5%	12/31/2019	1.16	0	0	1.00%	17.8%	12/31/2019	1.17	0	0	0.75%	18.1%
12/31/2018	0.99	0	0	1.25%	-1.3%	12/31/2018	0.99	0	0	1.00%	-1.3%	12/31/2018	0.99	0	0	0.75%	-1.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.20	0	$0	0.50%	-21.3%	12/31/2022	$1.21	0	$0	0.25%	-21.1%	12/31/2022	$1.22	0	$0	0.00%	-20.9%
12/31/2021	1.52	0	0	0.50%	11.5%	12/31/2021	1.53	0	0	0.25%	11.7%	12/31/2021	1.55	0	0	0.00%	12.0%
12/31/2020	1.37	0	0	0.50%	16.9%	12/31/2020	1.37	0	0	0.25%	17.2%	12/31/2020	1.38	0	0	0.00%	17.5%
12/31/2019	1.17	0	0	0.50%	18.4%	12/31/2019	1.17	0	0	0.25%	18.7%	12/31/2019	1.17	0	0	0.00%	19.0%
12/31/2018	0.99	0	0	0.50%	-1.3%	12/31/2018	0.99	0	0	0.25%	-1.3%	12/31/2018	0.99	0	0	0.00%	-1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Dimensional 2030 Target Date Retirement Inc Fund Inst Cl - 06-3PR (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.18
Band 100	-	-	1.20
Band 75	-	-	1.21
Band 50	-	-	1.22
Band 25	-	-	1.23
Band 0	-	-	1.25
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.18	0	$0	1.25%	-23.3%	12/31/2022	$1.20	0	$0	1.00%	-23.1%	12/31/2022	$1.21	0	$0	0.75%	-22.9%
12/31/2021	1.54	0	0	1.25%	12.6%	12/31/2021	1.55	0	0	1.00%	12.8%	12/31/2021	1.57	0	0	0.75%	13.1%
12/31/2020	1.37	0	0	1.25%	16.9%	12/31/2020	1.38	0	0	1.00%	17.2%	12/31/2020	1.38	0	0	0.75%	17.5%
12/31/2019	1.17	0	0	1.25%	19.5%	12/31/2019	1.18	0	0	1.00%	19.8%	12/31/2019	1.18	0	0	0.75%	20.1%
12/31/2018	0.98	0	0	1.25%	-1.9%	12/31/2018	0.98	0	0	1.00%	-1.9%	12/31/2018	0.98	0	0	0.75%	-1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.22	0	$0	0.50%	-22.7%	12/31/2022	$1.23	0	$0	0.25%	-22.5%	12/31/2022	$1.25	0	$0	0.00%	-22.3%
12/31/2021	1.58	0	0	0.50%	13.4%	12/31/2021	1.59	0	0	0.25%	13.7%	12/31/2021	1.60	0	0	0.00%	14.0%
12/31/2020	1.39	0	0	0.50%	17.7%	12/31/2020	1.40	0	0	0.25%	18.0%	12/31/2020	1.41	0	0	0.00%	18.3%
12/31/2019	1.18	0	0	0.50%	20.4%	12/31/2019	1.19	0	0	0.25%	20.7%	12/31/2019	1.19	0	0	0.00%	21.0%
12/31/2018	0.98	0	0	0.50%	-1.8%	12/31/2018	0.98	0	0	0.25%	-1.8%	12/31/2018	0.98	0	0	0.00%	-1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Dimensional 2035 Target Date Retirement Inc Fund Inst Cl - 06-3PT (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.20
Band 100	-	-	1.21
Band 75	-	-	1.22
Band 50	-	-	1.24
Band 25	-	-	1.25
Band 0	-	-	1.26
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.20	0	$0	1.25%	-21.9%	12/31/2022	$1.21	0	$0	1.00%	-21.7%	12/31/2022	$1.22	0	$0	0.75%	-21.5%
12/31/2021	1.54	0	0	1.25%	14.4%	12/31/2021	1.55	0	0	1.00%	14.7%	12/31/2021	1.56	0	0	0.75%	15.0%
12/31/2020	1.34	0	0	1.25%	15.0%	12/31/2020	1.35	0	0	1.00%	15.3%	12/31/2020	1.36	0	0	0.75%	15.6%
12/31/2019	1.17	0	0	1.25%	20.3%	12/31/2019	1.17	0	0	1.00%	20.6%	12/31/2019	1.17	0	0	0.75%	20.9%
12/31/2018	0.97	0	0	1.25%	-2.8%	12/31/2018	0.97	0	0	1.00%	-2.8%	12/31/2018	0.97	0	0	0.75%	-2.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.24	0	$0	0.50%	-21.3%	12/31/2022	$1.25	0	$0	0.25%	-21.1%	12/31/2022	$1.26	0	$0	0.00%	-20.9%
12/31/2021	1.57	0	0	0.50%	15.2%	12/31/2021	1.58	0	0	0.25%	15.5%	12/31/2021	1.60	0	0	0.00%	15.8%
12/31/2020	1.36	0	0	0.50%	15.8%	12/31/2020	1.37	0	0	0.25%	16.1%	12/31/2020	1.38	0	0	0.00%	16.4%
12/31/2019	1.18	0	0	0.50%	21.2%	12/31/2019	1.18	0	0	0.25%	21.5%	12/31/2019	1.18	0	0	0.00%	21.8%
12/31/2018	0.97	0	0	0.50%	-2.8%	12/31/2018	0.97	0	0	0.25%	-2.8%	12/31/2018	0.97	0	0	0.00%	-2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Dimensional 2040 Target Date Retirement Inc Fund Inst Cl - 06-3PV (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.24
Band 100	-	-	1.25
Band 75	-	-	1.26
Band 50	-	-	1.28
Band 25	-	-	1.29
Band 0	-	-	1.30
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.24	0	$0	1.25%	-17.2%	12/31/2022	$1.25	0	$0	1.00%	-17.0%	12/31/2022	$1.26	0	$0	0.75%	-16.8%
12/31/2021	1.50	0	0	1.25%	15.6%	12/31/2021	1.51	0	0	1.00%	15.9%	12/31/2021	1.52	0	0	0.75%	16.2%
12/31/2020	1.30	0	0	1.25%	11.3%	12/31/2020	1.30	0	0	1.00%	11.6%	12/31/2020	1.31	0	0	0.75%	11.9%
12/31/2019	1.16	0	0	1.25%	20.6%	12/31/2019	1.17	0	0	1.00%	20.9%	12/31/2019	1.17	0	0	0.75%	21.2%
12/31/2018	0.97	0	0	1.25%	-3.5%	12/31/2018	0.97	0	0	1.00%	-3.5%	12/31/2018	0.97	0	0	0.75%	-3.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.28	0	$0	0.50%	-16.6%	12/31/2022	$1.29	0	$0	0.25%	-16.4%	12/31/2022	$1.30	0	$0	0.00%	-16.2%
12/31/2021	1.53	0	0	0.50%	16.4%	12/31/2021	1.54	0	0	0.25%	16.7%	12/31/2021	1.56	0	0	0.00%	17.0%
12/31/2020	1.32	0	0	0.50%	12.2%	12/31/2020	1.32	0	0	0.25%	12.4%	12/31/2020	1.33	0	0	0.00%	12.7%
12/31/2019	1.17	0	0	0.50%	21.5%	12/31/2019	1.18	0	0	0.25%	21.8%	12/31/2019	1.18	0	0	0.00%	22.1%
12/31/2018	0.97	0	0	0.50%	-3.5%	12/31/2018	0.97	0	0	0.25%	-3.4%	12/31/2018	0.97	0	0	0.00%	-3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Dimensional 2045 Target Date Retirement Inc Fund Inst Cl - 06-3PW (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.33
Band 100	-	-	1.34
Band 75	-	-	1.36
Band 50	-	-	1.37
Band 25	-	-	1.38
Band 0	-	-	1.40
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.33	0	$0	1.25%	-15.2%	12/31/2022	$1.34	0	$0	1.00%	-15.0%	12/31/2022	$1.36	0	$0	0.75%	-14.8%
12/31/2021	1.57	0	0	1.25%	17.9%	12/31/2021	1.58	0	0	1.00%	18.1%	12/31/2021	1.59	0	0	0.75%	18.4%
12/31/2020	1.33	0	0	1.25%	11.9%	12/31/2020	1.34	0	0	1.00%	12.2%	12/31/2020	1.34	0	0	0.75%	12.5%
12/31/2019	1.19	0	0	1.25%	23.9%	12/31/2019	1.19	0	0	1.00%	24.2%	12/31/2019	1.19	0	0	0.75%	24.5%
12/31/2018	0.96	0	0	1.25%	-4.1%	12/31/2018	0.96	0	0	1.00%	-4.1%	12/31/2018	0.96	0	0	0.75%	-4.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.37	0	$0	0.50%	-14.6%	12/31/2022	$1.38	0	$0	0.25%	-14.3%	12/31/2022	$1.40	0	$0	0.00%	-14.1%
12/31/2021	1.60	0	0	0.50%	18.7%	12/31/2021	1.61	0	0	0.25%	19.0%	12/31/2021	1.63	0	0	0.00%	19.3%
12/31/2020	1.35	0	0	0.50%	12.8%	12/31/2020	1.36	0	0	0.25%	13.1%	12/31/2020	1.36	0	0	0.00%	13.3%
12/31/2019	1.20	0	0	0.50%	24.8%	12/31/2019	1.20	0	0	0.25%	25.1%	12/31/2019	1.20	0	0	0.00%	25.4%
12/31/2018	0.96	0	0	0.50%	-4.1%	12/31/2018	0.96	0	0	0.25%	-4.1%	12/31/2018	0.96	0	0	0.00%	-4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Dimensional 2050 Target Date Retirement Inc Fund Inst Cl - 06-3PX (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.34
Band 100	-	-	1.35
Band 75	-	-	1.37
Band 50	-	-	1.38
Band 25	-	-	1.39
Band 0	-	-	1.41
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.34	0	$0	1.25%	-16.3%	12/31/2022	$1.35	0	$0	1.00%	-16.1%	12/31/2022	$1.37	0	$0	0.75%	-15.9%
12/31/2021	1.60	0	0	1.25%	19.4%	12/31/2021	1.61	0	0	1.00%	19.7%	12/31/2021	1.62	0	0	0.75%	20.0%
12/31/2020	1.34	0	0	1.25%	12.6%	12/31/2020	1.35	0	0	1.00%	12.9%	12/31/2020	1.35	0	0	0.75%	13.2%
12/31/2019	1.19	0	0	1.25%	24.0%	12/31/2019	1.19	0	0	1.00%	24.3%	12/31/2019	1.20	0	0	0.75%	24.6%
12/31/2018	0.96	0	0	1.25%	-4.1%	12/31/2018	0.96	0	0	1.00%	-4.1%	12/31/2018	0.96	0	0	0.75%	-4.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.38	0	$0	0.50%	-15.7%	12/31/2022	$1.39	0	$0	0.25%	-15.4%	12/31/2022	$1.41	0	$0	0.00%	-15.2%
12/31/2021	1.64	0	0	0.50%	20.3%	12/31/2021	1.65	0	0	0.25%	20.6%	12/31/2021	1.66	0	0	0.00%	20.9%
12/31/2020	1.36	0	0	0.50%	13.5%	12/31/2020	1.37	0	0	0.25%	13.8%	12/31/2020	1.37	0	0	0.00%	14.1%
12/31/2019	1.20	0	0	0.50%	25.0%	12/31/2019	1.20	0	0	0.25%	25.3%	12/31/2019	1.20	0	0	0.00%	25.6%
12/31/2018	0.96	0	0	0.50%	-4.1%	12/31/2018	0.96	0	0	0.25%	-4.1%	12/31/2018	0.96	0	0	0.00%	-4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Dimensional 2055 Target Date Retirement Inc Fund Inst Cl - 06-3PY (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.34
Band 100	-	-	1.35
Band 75	-	-	1.37
Band 50	-	-	1.38
Band 25	-	-	1.40
Band 0	-	-	1.41
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.34	0	$0	1.25%	-16.4%	12/31/2022	$1.35	0	$0	1.00%	-16.1%	12/31/2022	$1.37	0	$0	0.75%	-15.9%
12/31/2021	1.60	0	0	1.25%	19.5%	12/31/2021	1.61	0	0	1.00%	19.8%	12/31/2021	1.63	0	0	0.75%	20.1%
12/31/2020	1.34	0	0	1.25%	12.8%	12/31/2020	1.35	0	0	1.00%	13.0%	12/31/2020	1.35	0	0	0.75%	13.3%
12/31/2019	1.19	0	0	1.25%	24.1%	12/31/2019	1.19	0	0	1.00%	24.4%	12/31/2019	1.20	0	0	0.75%	24.7%
12/31/2018	0.96	0	0	1.25%	-4.2%	12/31/2018	0.96	0	0	1.00%	-4.2%	12/31/2018	0.96	0	0	0.75%	-4.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.38	0	$0	0.50%	-15.7%	12/31/2022	$1.40	0	$0	0.25%	-15.5%	12/31/2022	$1.41	0	$0	0.00%	-15.3%
12/31/2021	1.64	0	0	0.50%	20.4%	12/31/2021	1.65	0	0	0.25%	20.7%	12/31/2021	1.66	0	0	0.00%	21.0%
12/31/2020	1.36	0	0	0.50%	13.6%	12/31/2020	1.37	0	0	0.25%	13.9%	12/31/2020	1.38	0	0	0.00%	14.2%
12/31/2019	1.20	0	0	0.50%	25.0%	12/31/2019	1.20	0	0	0.25%	25.3%	12/31/2019	1.20	0	0	0.00%	25.6%
12/31/2018	0.96	0	0	0.50%	-4.1%	12/31/2018	0.96	0	0	0.25%	-4.1%	12/31/2018	0.96	0	0	0.00%	-4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Dimensional 2060 Target Date Retirement Inc Fund Inst Cl - 06-3R3 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.34
Band 100	-	-	1.35
Band 75	-	-	1.37
Band 50	-	-	1.38
Band 25	-	-	1.39
Band 0	-	-	1.41
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.34	0	$0	1.25%	-16.3%	12/31/2022	$1.35	0	$0	1.00%	-16.1%	12/31/2022	$1.37	0	$0	0.75%	-15.9%
12/31/2021	1.60	0	0	1.25%	19.4%	12/31/2021	1.61	0	0	1.00%	19.7%	12/31/2021	1.62	0	0	0.75%	20.0%
12/31/2020	1.34	0	0	1.25%	12.7%	12/31/2020	1.35	0	0	1.00%	12.9%	12/31/2020	1.35	0	0	0.75%	13.2%
12/31/2019	1.19	0	0	1.25%	24.1%	12/31/2019	1.19	0	0	1.00%	24.4%	12/31/2019	1.20	0	0	0.75%	24.7%
12/31/2018	0.96	0	0	1.25%	-4.1%	12/31/2018	0.96	0	0	1.00%	-4.1%	12/31/2018	0.96	0	0	0.75%	-4.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.38	0	$0	0.50%	-15.7%	12/31/2022	$1.39	0	$0	0.25%	-15.5%	12/31/2022	$1.41	0	$0	0.00%	-15.3%
12/31/2021	1.64	0	0	0.50%	20.3%	12/31/2021	1.65	0	0	0.25%	20.6%	12/31/2021	1.66	0	0	0.00%	20.9%
12/31/2020	1.36	0	0	0.50%	13.5%	12/31/2020	1.37	0	0	0.25%	13.8%	12/31/2020	1.38	0	0	0.00%	14.1%
12/31/2019	1.20	0	0	0.50%	25.0%	12/31/2019	1.20	0	0	0.25%	25.3%	12/31/2019	1.21	0	0	0.00%	25.6%
12/31/2018	0.96	0	0	0.50%	-4.0%	12/31/2018	0.96	0	0	0.25%	-4.0%	12/31/2018	0.96	0	0	0.00%	-4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Dimensional Retirement Income Fund Institutional Class - 06-3R4 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.10
Band 100	-	-	1.11
Band 75	-	-	1.12
Band 50	-	-	1.14
Band 25	-	-	1.15
Band 0	-	-	1.16
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.10	0	$0	1.25%	-10.5%	12/31/2022	$1.11	0	$0	1.00%	-10.2%	12/31/2022	$1.12	0	$0	0.75%	-10.0%
12/31/2021	1.23	0	0	1.25%	5.5%	12/31/2021	1.24	0	0	1.00%	5.8%	12/31/2021	1.25	0	0	0.75%	6.0%
12/31/2020	1.17	0	0	1.25%	8.0%	12/31/2020	1.17	0	0	1.00%	8.2%	12/31/2020	1.18	0	0	0.75%	8.5%
12/31/2019	1.08	0	0	1.25%	8.6%	12/31/2019	1.08	0	0	1.00%	8.9%	12/31/2019	1.09	0	0	0.75%	9.1%
12/31/2018	1.00	0	0	1.25%	-0.5%	12/31/2018	1.00	0	0	1.00%	-0.5%	12/31/2018	1.00	0	0	0.75%	-0.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.14	0	$0	0.50%	-9.8%	12/31/2022	$1.15	0	$0	0.25%	-9.6%	12/31/2022	$1.16	0	$0	0.00%	-9.3%
12/31/2021	1.26	0	0	0.50%	6.3%	12/31/2021	1.27	0	0	0.25%	6.6%	12/31/2021	1.28	0	0	0.00%	6.8%
12/31/2020	1.19	0	0	0.50%	8.8%	12/31/2020	1.19	0	0	0.25%	9.1%	12/31/2020	1.20	0	0	0.00%	9.3%
12/31/2019	1.09	0	0	0.50%	9.4%	12/31/2019	1.09	0	0	0.25%	9.7%	12/31/2019	1.10	0	0	0.00%	10.0%
12/31/2018	1.00	0	0	0.50%	-0.4%	12/31/2018	1.00	0	0	0.25%	-0.4%	12/31/2018	1.00	0	0	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA U.S. Micro Cap Portfolio Institutional Class - 06-3YM (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.31
Band 100	-	-	1.32
Band 75	-	-	1.33
Band 50	-	-	1.34
Band 25	-	-	1.35
Band 0	-	-	1.36
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.31	0	$0	1.25%	-13.5%	12/31/2022	$1.32	0	$0	1.00%	-13.3%	12/31/2022	$1.33	0	$0	0.75%	-13.1%
12/31/2021	1.51	0	0	1.25%	31.8%	12/31/2021	1.52	0	0	1.00%	32.2%	12/31/2021	1.53	0	0	0.75%	32.5%
12/31/2020	1.14	0	0	1.25%	5.3%	12/31/2020	1.15	0	0	1.00%	5.5%	12/31/2020	1.15	0	0	0.75%	5.8%
12/31/2019	1.09	0	0	1.25%	8.8%	12/31/2019	1.09	0	0	1.00%	8.9%	12/31/2019	1.09	0	0	0.75%	9.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.34	0	$0	0.50%	-12.9%	12/31/2022	$1.35	0	$0	0.25%	-12.7%	12/31/2022	$1.36	0	$0	0.00%	-12.5%
12/31/2021	1.54	0	0	0.50%	32.8%	12/31/2021	1.55	0	0	0.25%	33.2%	12/31/2021	1.56	0	0	0.00%	33.5%
12/31/2020	1.16	0	0	0.50%	6.1%	12/31/2020	1.16	0	0	0.25%	6.3%	12/31/2020	1.17	0	0	0.00%	6.6%
12/31/2019	1.09	0	0	0.50%	9.2%	12/31/2019	1.09	0	0	0.25%	9.3%	12/31/2019	1.09	0	0	0.00%	9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Interm Gov Fixed Inc Institutional Class - 06-4FV

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,564	$5,345	421
Receivables: investments sold	-
Payables: investments purchased	(3)
Net assets	$4,561

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,561	5,159	$0.88
Band 100	-	-	0.89
Band 75	-	-	0.90
Band 50	-	-	0.90
Band 25	-	-	0.91
Band 0	-	-	0.92
Total	$4,561	5,159

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$76
Mortality & expense charges			(55)
Net investment income (loss)			21

Gain (loss) on investments:
Net realized gain (loss)			(8)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(697)
Net gain (loss)			(705)

Increase (decrease) in net assets from operations			$(684)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$21	$48
Net realized gain (loss)		(8)	(474)
Realized gain distributions		-	176
Net change in unrealized appreciation (depreciation)		(697)	-

Increase (decrease) in net assets from operations		(684)	(250)

Contract owner transactions:
Proceeds from units sold		883	19,641
Cost of units redeemed		-	(18,125)
Account charges		(22)	(41)
Increase (decrease)		861	1,475
Net increase (decrease)		177	1,225
Net assets, beginning		4,384	3,159
Net assets, ending		$4,561	$4,384

Units sold		929	18,942
Units redeemed		(24)	(17,620)
Net increase (decrease)		905	1,322
Units outstanding, beginning		4,254	2,932
Units outstanding, ending		5,159	4,254

* Date of Fund Inception into Variable Account: 12 /13 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$23,692
Cost of units redeemed/account charges			(18,191)
Net investment income (loss)			72
Net realized gain (loss)			(482)
Realized gain distributions			251
Net change in unrealized appreciation (depreciation)			(781)
Net assets			$4,561

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.88	5	$5	1.25%	-14.2%	12/31/2022	$0.89	0	$0	1.00%	-14.0%	12/31/2022	$0.90	0	$0	0.75%	-13.8%
12/31/2021	1.03	4	4	1.25%	-4.4%	12/31/2021	1.04	0	0	1.00%	-4.1%	12/31/2021	1.04	0	0	0.75%	-3.9%
12/31/2020	1.08	3	3	1.25%	7.7%	12/31/2020	1.08	0	0	1.00%	8.0%	12/31/2020	1.08	0	0	0.75%	8.3%
12/31/2019	1.00	0	0	1.25%	0.0%	12/31/2019	1.00	0	0	1.00%	0.0%	12/31/2019	1.00	0	0	0.75%	0.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.90	0	$0	0.50%	-13.6%	12/31/2022	$0.91	0	$0	0.25%	-13.3%	12/31/2022	$0.92	0	$0	0.00%	-13.1%
12/31/2021	1.05	0	0	0.50%	-3.6%	12/31/2021	1.05	0	0	0.25%	-3.4%	12/31/2021	1.06	0	0	0.00%	-3.1%
12/31/2020	1.09	0	0	0.50%	8.6%	12/31/2020	1.09	0	0	0.25%	8.8%	12/31/2020	1.09	0	0	0.00%	9.1%
12/31/2019	1.00	0	0	0.50%	0.0%	12/31/2019	1.00	0	0	0.25%	0.0%	12/31/2019	1.00	0	0	0.00%	0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.7%
2021	5.5%
2020	0.4%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Interm-Term Extnd Qlty I Inst Class - 06-4NH (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.83
Band 100	-	-	0.83
Band 75	-	-	0.84
Band 50	-	-	0.84
Band 25	-	-	0.85
Band 0	-	-	0.85
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.83	0	$0	1.25%	-17.3%	12/31/2022	$0.83	0	$0	1.00%	-17.1%	12/31/2022	$0.84	0	$0	0.75%	-16.9%
12/31/2021	1.00	0	0	1.25%	-3.3%	12/31/2021	1.01	0	0	1.00%	-3.0%	12/31/2021	1.01	0	0	0.75%	-2.8%
12/31/2020	1.04	0	0	1.25%	3.5%	12/31/2020	1.04	0	0	1.00%	3.7%	12/31/2020	1.04	0	0	0.75%	3.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.84	0	$0	0.50%	-16.7%	12/31/2022	$0.85	0	$0	0.25%	-16.5%	12/31/2022	$0.85	0	$0	0.00%	-16.3%
12/31/2021	1.01	0	0	0.50%	-2.5%	12/31/2021	1.02	0	0	0.25%	-2.3%	12/31/2021	1.02	0	0	0.00%	-2.1%
12/31/2020	1.04	0	0	0.50%	3.9%	12/31/2020	1.04	0	0	0.25%	4.1%	12/31/2020	1.04	0	0	0.00%	4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Short-Term Ext Quality I Inst Class - 06-4NG (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.92
Band 100	-	-	0.93
Band 75	-	-	0.93
Band 50	-	-	0.94
Band 25	-	-	0.95
Band 0	-	-	0.95
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.92	0	$0	1.25%	-6.4%	12/31/2022	$0.93	0	$0	1.00%	-6.1%	12/31/2022	$0.93	0	$0	0.75%	-5.9%
12/31/2021	0.99	0	0	1.25%	-1.8%	12/31/2021	0.99	0	0	1.00%	-1.6%	12/31/2021	0.99	0	0	0.75%	-1.4%
12/31/2020	1.00	0	0	1.25%	0.4%	12/31/2020	1.01	0	0	1.00%	0.6%	12/31/2020	1.01	0	0	0.75%	0.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.94	0	$0	0.50%	-5.7%	12/31/2022	$0.95	0	$0	0.25%	-5.4%	12/31/2022	$0.95	0	$0	0.00%	-5.2%
12/31/2021	1.00	0	0	0.50%	-1.1%	12/31/2021	1.00	0	0	0.25%	-0.9%	12/31/2021	1.00	0	0	0.00%	-0.6%
12/31/2020	1.01	0	0	0.50%	0.8%	12/31/2020	1.01	0	0	0.25%	1.0%	12/31/2020	1.01	0	0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA US Core Equity 1I Inst Class - 06-4NF

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$126,271	$151,709	4,214
Receivables: investments sold	-
Payables: investments purchased	(716)
Net assets	$125,555

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$125,555	93,989	$1.34
Band 100	-	-	1.34
Band 75	-	-	1.35
Band 50	-	-	1.36
Band 25	-	-	1.37
Band 0	-	-	1.38
Total	$125,555	93,989

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,876
Mortality & expense charges			(1,816)
Net investment income (loss)			60

Gain (loss) on investments:
Net realized gain (loss)			(8,997)
Realized gain distributions			3,063
Net change in unrealized appreciation (depreciation)			(30,383)
Net gain (loss)			(36,317)

Increase (decrease) in net assets from operations			$(36,257)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$60	$135
Net realized gain (loss)		(8,997)	411
Realized gain distributions		3,063	3,637
Net change in unrealized appreciation (depreciation)		(30,383)	4,945

Increase (decrease) in net assets from operations		(36,257)	9,128

Contract owner transactions:
Proceeds from units sold		119,076	176,265
Cost of units redeemed		(101,348)	(41,298)
Account charges		(11)	-
Increase (decrease)		17,717	134,967
Net increase (decrease)		(18,540)	144,095
Net assets, beginning		144,095	-
Net assets, ending		$125,555	$144,095

Units sold		75,473	117,959
Units redeemed		(72,021)	(27,422)
Net increase (decrease)		3,452	90,537
Units outstanding, beginning		90,537	-
Units outstanding, ending		93,989	90,537

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$295,341
Cost of units redeemed/account charges			(142,657)
Net investment income (loss)			195
Net realized gain (loss)			(8,586)
Realized gain distributions			6,700
Net change in unrealized appreciation (depreciation)			(25,438)
Net assets			$125,555

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.34	94	$126	1.25%	-16.1%	12/31/2022	$1.34	0	$0	1.00%	-15.9%	12/31/2022	$1.35	0	$0	0.75%	-15.6%
12/31/2021	1.59	91	144	1.25%	26.0%	12/31/2021	1.60	0	0	1.00%	26.3%	12/31/2021	1.60	0	0	0.75%	26.6%
12/31/2020	1.26	0	0	1.25%	26.4%	12/31/2020	1.27	0	0	1.00%	26.5%	12/31/2020	1.27	0	0	0.75%	26.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.36	0	$0	0.50%	-15.4%	12/31/2022	$1.37	0	$0	0.25%	-15.2%	12/31/2022	$1.38	0	$0	0.00%	-15.0%
12/31/2021	1.61	0	0	0.50%	26.9%	12/31/2021	1.62	0	0	0.25%	27.2%	12/31/2021	1.62	0	0	0.00%	27.5%
12/31/2020	1.27	0	0	0.50%	26.8%	12/31/2020	1.27	0	0	0.25%	27.0%	12/31/2020	1.27	0	0	0.00%	27.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.4%
2021	1.1%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA US Small Cap Value I Inst Class - 06-4NC

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$66,050	$65,194	1,677
Receivables: investments sold	-
Payables: investments purchased	(144)
Net assets	$65,906

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$65,906	35,836	$1.84
Band 100	-	-	1.85
Band 75	-	-	1.86
Band 50	-	-	1.87
Band 25	-	-	1.89
Band 0	-	-	1.90
Total	$65,906	35,836

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$903
Mortality & expense charges			(730)
Net investment income (loss)			173

Gain (loss) on investments:
Net realized gain (loss)			(7,530)
Realized gain distributions			3,377
Net change in unrealized appreciation (depreciation)			1,341
Net gain (loss)			(2,812)

Increase (decrease) in net assets from operations			$(2,639)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$173	$19
Net realized gain (loss)		(7,530)	201
Realized gain distributions		3,377	491
Net change in unrealized appreciation (depreciation)		1,341	(485)

Increase (decrease) in net assets from operations		(2,639)	226

Contract owner transactions:
Proceeds from units sold		133,696	15,080
Cost of units redeemed		(71,302)	(9,153)
Account charges		(2)	-
Increase (decrease)		62,392	5,927
Net increase (decrease)		59,753	6,153
Net assets, beginning		6,153	-
Net assets, ending		$65,906	$6,153

Units sold		73,124	7,851
Units redeemed		(40,476)	(4,663)
Net increase (decrease)		32,648	3,188
Units outstanding, beginning		3,188	-
Units outstanding, ending		35,836	3,188

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$148,776
Cost of units redeemed/account charges			(80,457)
Net investment income (loss)			192
Net realized gain (loss)			(7,329)
Realized gain distributions			3,868
Net change in unrealized appreciation (depreciation)			856
Net assets			$65,906

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.84	36	$66	1.25%	-4.7%	12/31/2022	$1.85	0	$0	1.00%	-4.5%	12/31/2022	$1.86	0	$0	0.75%	-4.2%
12/31/2021	1.93	3	6	1.25%	38.1%	12/31/2021	1.94	0	0	1.00%	38.4%	12/31/2021	1.94	0	0	0.75%	38.8%
12/31/2020	1.40	0	0	1.25%	39.8%	12/31/2020	1.40	0	0	1.00%	39.9%	12/31/2020	1.40	0	0	0.75%	40.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.87	0	$0	0.50%	-4.0%	12/31/2022	$1.89	0	$0	0.25%	-3.8%	12/31/2022	$1.90	0	$0	0.00%	-3.5%
12/31/2021	1.95	0	0	0.50%	39.1%	12/31/2021	1.96	0	0	0.25%	39.5%	12/31/2021	1.97	0	0	0.00%	39.8%
12/31/2020	1.40	0	0	0.50%	40.3%	12/31/2020	1.40	0	0	0.25%	40.5%	12/31/2020	1.41	0	0	0.00%	40.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.5%
2021	1.3%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Emerging Markets Value R2 Class - 06-988

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$28,012	$30,320	1,066
Receivables: investments sold	13
Payables: investments purchased	-
Net assets	$28,025

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$28,025	29,724	$0.94
Band 100	-	-	0.97
Band 75	-	-	1.00
Band 50	-	-	1.03
Band 25	-	-	1.06
Band 0	-	-	1.09
Total	$28,025	29,724

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,334
Mortality & expense charges			(673)
Net investment income (loss)			661

Gain (loss) on investments:
Net realized gain (loss)			(3,277)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(7,364)
Net gain (loss)			(10,641)

Increase (decrease) in net assets from operations			$(9,980)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$661	$1,548
Net realized gain (loss)		(3,277)	1,774
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(7,364)	3,449

Increase (decrease) in net assets from operations		(9,980)	6,771

Contract owner transactions:
Proceeds from units sold		3,004	10,727
Cost of units redeemed		(31,713)	(12,433)
Account charges		-	(37)
Increase (decrease)		(28,709)	(1,743)
Net increase (decrease)		(38,689)	5,028
Net assets, beginning		66,714	61,686
Net assets, ending		$28,025	$66,714

Units sold		3,064	9,862
Units redeemed		(35,566)	(11,374)
Net increase (decrease)		(32,502)	(1,512)
Units outstanding, beginning		62,226	63,738
Units outstanding, ending		29,724	62,226

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$10,835,281
Cost of units redeemed/account charges			(11,131,710)
Net investment income (loss)			(979)
Net realized gain (loss)			281,649
Realized gain distributions			46,092
Net change in unrealized appreciation (depreciation)			(2,308)
Net assets			$28,025

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.94	30	$28	1.25%	-12.1%	12/31/2022	$0.97	0	$0	1.00%	-11.8%	12/31/2022	$1.00	0	$0	0.75%	-11.6%
12/31/2021	1.07	62	67	1.25%	10.8%	12/31/2021	1.10	0	0	1.00%	11.1%	12/31/2021	1.13	0	0	0.75%	11.3%
12/31/2020	0.97	64	62	1.25%	1.2%	12/31/2020	0.99	0	0	1.00%	1.4%	12/31/2020	1.02	0	0	0.75%	1.7%
12/31/2019	0.96	59	57	1.25%	8.0%	12/31/2019	0.98	0	0	1.00%	8.3%	12/31/2019	1.00	0	0	0.75%	8.5%
12/31/2018	0.89	78	69	1.25%	-13.2%	12/31/2018	0.90	0	0	1.00%	-13.0%	12/31/2018	0.92	0	0	0.75%	-12.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.03	0	$0	0.50%	-11.4%	12/31/2022	$1.06	0	$0	0.25%	-11.2%	12/31/2022	$1.09	0	$0	0.00%	-11.0%
12/31/2021	1.16	0	0	0.50%	11.6%	12/31/2021	1.19	0	0	0.25%	11.9%	12/31/2021	1.22	0	0	0.00%	12.2%
12/31/2020	1.04	0	0	0.50%	1.9%	12/31/2020	1.06	0	0	0.25%	2.2%	12/31/2020	1.09	0	0	0.00%	2.4%
12/31/2019	1.02	0	0	0.50%	8.8%	12/31/2019	1.04	0	0	0.25%	9.1%	12/31/2019	1.06	0	0	0.00%	9.4%
12/31/2018	0.94	0	0	0.50%	-12.6%	12/31/2018	0.96	0	0	0.25%	-12.3%	12/31/2018	0.97	0	0	0.00%	-12.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.8%
2021	3.7%
2020	2.3%
2019	1.8%
2018	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Global Allocation 25-75 Portfolio R2 Class - 06-989 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.21
Band 100	-	-	1.25
Band 75	-	-	1.28
Band 50	-	-	1.32
Band 25	-	-	1.36
Band 0	-	-	1.40
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,120,212
Cost of units redeemed/account charges			(2,290,853)
Net investment income (loss)			(4,004)
Net realized gain (loss)			170,021
Realized gain distributions			4,624
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.21	0	$0	1.25%	-9.3%	12/31/2022	$1.25	0	$0	1.00%	-9.1%	12/31/2022	$1.28	0	$0	0.75%	-8.9%
12/31/2021	1.33	0	0	1.25%	4.0%	12/31/2021	1.37	0	0	1.00%	4.2%	12/31/2021	1.41	0	0	0.75%	4.5%
12/31/2020	1.28	0	0	1.25%	5.8%	12/31/2020	1.31	0	0	1.00%	6.0%	12/31/2020	1.35	0	0	0.75%	6.3%
12/31/2019	1.21	0	0	1.25%	8.2%	12/31/2019	1.24	0	0	1.00%	8.5%	12/31/2019	1.27	0	0	0.75%	8.7%
12/31/2018	1.12	0	0	1.25%	-3.3%	12/31/2018	1.14	0	0	1.00%	-3.1%	12/31/2018	1.16	0	0	0.75%	-2.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.32	0	$0	0.50%	-8.6%	12/31/2022	$1.36	0	$0	0.25%	-8.4%	12/31/2022	$1.40	0	$0	0.00%	-8.2%
12/31/2021	1.44	0	0	0.50%	4.7%	12/31/2021	1.48	0	0	0.25%	5.0%	12/31/2021	1.52	0	0	0.00%	5.3%
12/31/2020	1.38	0	0	0.50%	6.6%	12/31/2020	1.41	0	0	0.25%	6.8%	12/31/2020	1.45	0	0	0.00%	7.1%
12/31/2019	1.29	0	0	0.50%	9.0%	12/31/2019	1.32	0	0	0.25%	9.3%	12/31/2019	1.35	0	0	0.00%	9.5%
12/31/2018	1.19	0	0	0.50%	-2.6%	12/31/2018	1.21	0	0	0.25%	-2.4%	12/31/2018	1.23	0	0	0.00%	-2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Large Cap International Inst Class - 06-6HT (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.00
Band 100	-	-	1.00
Band 75	-	-	1.00
Band 50	-	-	1.00
Band 25	-	-	1.00
Band 0	-	-	1.00
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.00	0	$0	1.25%	-0.3%	12/31/2022	$1.00	0	$0	1.00%	-0.2%	12/31/2022	$1.00	0	$0	0.75%	-0.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.00	0	$0	0.50%	0.0%	12/31/2022	$1.00	0	$0	0.25%	0.1%	12/31/2022	$1.00	0	$0	0.00%	0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BNY Mellon Sustainable U.S. Equity Fund Y Class - 06-3WY (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.37
Band 100	-	-	1.38
Band 75	-	-	1.39
Band 50	-	-	1.40
Band 25	-	-	1.42
Band 0	-	-	1.43
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.37	0	$0	1.25%	-23.8%	12/31/2022	$1.38	0	$0	1.00%	-23.6%	12/31/2022	$1.39	0	$0	0.75%	-23.4%
12/31/2021	1.79	0	0	1.25%	25.2%	12/31/2021	1.80	0	0	1.00%	25.5%	12/31/2021	1.82	0	0	0.75%	25.8%
12/31/2020	1.43	0	0	1.25%	22.7%	12/31/2020	1.44	0	0	1.00%	23.0%	12/31/2020	1.44	0	0	0.75%	23.3%
12/31/2019	1.17	0	0	1.25%	16.7%	12/31/2019	1.17	0	0	1.00%	16.9%	12/31/2019	1.17	0	0	0.75%	17.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.40	0	$0	0.50%	-23.2%	12/31/2022	$1.42	0	$0	0.25%	-23.1%	12/31/2022	$1.43	0	$0	0.00%	-22.9%
12/31/2021	1.83	0	0	0.50%	26.1%	12/31/2021	1.84	0	0	0.25%	26.4%	12/31/2021	1.85	0	0	0.00%	26.7%
12/31/2020	1.45	0	0	0.50%	23.6%	12/31/2020	1.46	0	0	0.25%	23.9%	12/31/2020	1.46	0	0	0.00%	24.2%
12/31/2019	1.17	0	0	0.50%	17.3%	12/31/2019	1.17	0	0	0.25%	17.4%	12/31/2019	1.18	0	0	0.00%	17.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BNY Mellon Bond Market Index I Class - 06-47M

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$19,419	$19,132	4,319
Receivables: investments sold	19,157
Payables: investments purchased	-
Net assets	$38,576

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$38,576	44,143	$0.87
Band 100	-	-	0.88
Band 75	-	-	0.89
Band 50	-	-	0.90
Band 25	-	-	0.90
Band 0	-	-	0.91
Total	$38,576	44,143

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$143
Mortality & expense charges			(59)
Net investment income (loss)			84

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			287
Net gain (loss)			287

Increase (decrease) in net assets from operations			$371

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$84	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		287	-

Increase (decrease) in net assets from operations		371	-

Contract owner transactions:
Proceeds from units sold		38,222	-
Cost of units redeemed		(1)	-
Account charges		(16)	-
Increase (decrease)		38,205	-
Net increase (decrease)		38,576	-
Net assets, beginning		-	-
Net assets, ending		$38,576	$-

Units sold		44,162	-
Units redeemed		(19)	-
Net increase (decrease)		44,143	-
Units outstanding, beginning		-	-
Units outstanding, ending		44,143	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$38,222
Cost of units redeemed/account charges			(17)
Net investment income (loss)			84
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			287
Net assets			$38,576

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.87	44	$39	1.25%	-14.4%	12/31/2022	$0.88	0	$0	1.00%	-14.2%	12/31/2022	$0.89	0	$0	0.75%	-14.0%
12/31/2021	1.02	0	0	1.25%	-3.0%	12/31/2021	1.03	0	0	1.00%	-2.8%	12/31/2021	1.03	0	0	0.75%	-2.5%
12/31/2020	1.05	0	0	1.25%	6.2%	12/31/2020	1.06	0	0	1.00%	6.5%	12/31/2020	1.06	0	0	0.75%	6.7%
12/31/2019	0.99	0	0	1.25%	-0.9%	12/31/2019	0.99	0	0	1.00%	-0.8%	12/31/2019	0.99	0	0	0.75%	-0.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.90	0	$0	0.50%	-13.7%	12/31/2022	$0.90	0	$0	0.25%	-13.5%	12/31/2022	$0.91	0	$0	0.00%	-13.3%
12/31/2021	1.04	0	0	0.50%	-2.3%	12/31/2021	1.04	0	0	0.25%	-2.0%	12/31/2021	1.05	0	0	0.00%	-1.8%
12/31/2020	1.06	0	0	0.50%	7.0%	12/31/2020	1.07	0	0	0.25%	7.3%	12/31/2020	1.07	0	0	0.00%	7.5%
12/31/2019	0.99	0	0	0.50%	-0.7%	12/31/2019	0.99	0	0	0.25%	-0.6%	12/31/2019	1.00	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.7%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BNY Mellon Natural Resources Fund I Class - 06-CCY

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$677,140	$557,900	13,102
Receivables: investments sold	-
Payables: investments purchased	(10)
Net assets	$677,130

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$677,130	356,793	$1.90
Band 100	-	-	1.93
Band 75	-	-	1.97
Band 50	-	-	2.01
Band 25	-	-	2.05
Band 0	-	-	2.09
Total	$677,130	356,793

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$9,216
Mortality & expense charges			(8,633)
Net investment income (loss)			583

Gain (loss) on investments:
Net realized gain (loss)			66,037
Realized gain distributions			50,569
Net change in unrealized appreciation (depreciation)			59,632
Net gain (loss)			176,238

Increase (decrease) in net assets from operations			$176,821

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$583	$(1,077)
Net realized gain (loss)		66,037	102,112
Realized gain distributions		50,569	17,887
Net change in unrealized appreciation (depreciation)		59,632	16,047

Increase (decrease) in net assets from operations		176,821	134,969

Contract owner transactions:
Proceeds from units sold		190,007	414,073
Cost of units redeemed		(199,107)	(401,400)
Account charges		(118)	(69)
Increase (decrease)		(9,218)	12,604
Net increase (decrease)		167,603	147,573
Net assets, beginning		509,527	361,954
Net assets, ending		$677,130	$509,527

Units sold		107,410	332,624
Units redeemed		(107,500)	(322,418)
Net increase (decrease)		(90)	10,206
Units outstanding, beginning		356,883	346,677
Units outstanding, ending		356,793	356,883

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,129,670
Cost of units redeemed/account charges			(1,859,743)
Net investment income (loss)			1,825
Net realized gain (loss)			217,682
Realized gain distributions			68,456
Net change in unrealized appreciation (depreciation)			119,240
Net assets			$677,130

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.90	357	$677	1.25%	32.9%	12/31/2022	$1.93	0	$0	1.00%	33.3%	12/31/2022	$1.97	0	$0	0.75%	33.6%
12/31/2021	1.43	357	510	1.25%	36.7%	12/31/2021	1.45	0	0	1.00%	37.1%	12/31/2021	1.48	0	0	0.75%	37.4%
12/31/2020	1.04	347	362	1.25%	5.2%	12/31/2020	1.06	0	0	1.00%	5.5%	12/31/2020	1.07	0	0	0.75%	5.8%
12/31/2019	0.99	242	240	1.25%	15.2%	12/31/2019	1.00	0	0	1.00%	15.5%	12/31/2019	1.02	0	0	0.75%	15.8%
12/31/2018	0.86	390	335	1.25%	-18.6%	12/31/2018	0.87	0	0	1.00%	-18.4%	12/31/2018	0.88	0	0	0.75%	-18.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.01	0	$0	0.50%	33.9%	12/31/2022	$2.05	0	$0	0.25%	34.3%	12/31/2022	$2.09	0	$0	0.00%	34.6%
12/31/2021	1.50	0	0	0.50%	37.8%	12/31/2021	1.53	0	0	0.25%	38.1%	12/31/2021	1.55	0	0	0.00%	38.5%
12/31/2020	1.09	0	0	0.50%	6.0%	12/31/2020	1.10	0	0	0.25%	6.3%	12/31/2020	1.12	0	0	0.00%	6.6%
12/31/2019	1.03	0	0	0.50%	16.1%	12/31/2019	1.04	0	0	0.25%	16.4%	12/31/2019	1.05	0	0	0.00%	16.7%
12/31/2018	0.88	0	0	0.50%	-18.0%	12/31/2018	0.89	0	0	0.25%	-17.8%	12/31/2018	0.90	0	0	0.00%	-17.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.6%
2021	1.5%
2020	1.1%
2019	2.2%
2018	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BNY Mellon Natural Resources Fund Y Class - 06-39Y

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$469,098	$465,351	9,076
Receivables: investments sold	330
Payables: investments purchased	-
Net assets	$469,428

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$469,428	283,784	$1.65
Band 100	-	-	1.67
Band 75	-	-	1.69
Band 50	-	-	1.71
Band 25	-	-	1.73
Band 0	-	-	1.75
Total	$469,428	283,784

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$6,658
Mortality & expense charges			(3,651)
Net investment income (loss)			3,007

Gain (loss) on investments:
Net realized gain (loss)			112,656
Realized gain distributions			34,677
Net change in unrealized appreciation (depreciation)			(66,175)
Net gain (loss)			81,158

Increase (decrease) in net assets from operations			$84,165

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,007	$(637)
Net realized gain (loss)		112,656	140,563
Realized gain distributions		34,677	6,423
Net change in unrealized appreciation (depreciation)		(66,175)	(54,748)

Increase (decrease) in net assets from operations		84,165	91,601

Contract owner transactions:
Proceeds from units sold		610,855	30,349
Cost of units redeemed		(408,298)	(316,914)
Account charges		(182)	(145)
Increase (decrease)		202,375	(286,710)
Net increase (decrease)		286,540	(195,109)
Net assets, beginning		182,888	377,997
Net assets, ending		$469,428	$182,888

Units sold		415,237	29,099
Units redeemed		(278,562)	(298,182)
Net increase (decrease)		136,675	(269,083)
Units outstanding, beginning		147,109	416,192
Units outstanding, ending		283,784	147,109

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$909,617
Cost of units redeemed/account charges			(746,403)
Net investment income (loss)			4,192
Net realized gain (loss)			257,175
Realized gain distributions			41,100
Net change in unrealized appreciation (depreciation)			3,747
Net assets			$469,428

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.65	284	$469	1.25%	33.1%	12/31/2022	$1.67	0	$0	1.00%	33.4%	12/31/2022	$1.69	0	$0	0.75%	33.7%
12/31/2021	1.24	147	183	1.25%	36.9%	12/31/2021	1.25	0	0	1.00%	37.2%	12/31/2021	1.27	0	0	0.75%	37.6%
12/31/2020	0.91	416	378	1.25%	5.3%	12/31/2020	0.91	0	0	1.00%	5.6%	12/31/2020	0.92	0	0	0.75%	5.9%
12/31/2019	0.86	0	0	1.25%	15.4%	12/31/2019	0.87	0	0	1.00%	15.7%	12/31/2019	0.87	0	0	0.75%	15.9%
12/31/2018	0.75	0	0	1.25%	-25.3%	12/31/2018	0.75	0	0	1.00%	-25.2%	12/31/2018	0.75	0	0	0.75%	-25.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.71	0	$0	0.50%	34.1%	12/31/2022	$1.73	0	$0	0.25%	34.4%	12/31/2022	$1.75	0	$0	0.00%	34.7%
12/31/2021	1.28	0	0	0.50%	37.9%	12/31/2021	1.29	0	0	0.25%	38.3%	12/31/2021	1.30	0	0	0.00%	38.6%
12/31/2020	0.93	0	0	0.50%	6.1%	12/31/2020	0.93	0	0	0.25%	6.4%	12/31/2020	0.94	0	0	0.00%	6.7%
12/31/2019	0.87	0	0	0.50%	16.2%	12/31/2019	0.88	0	0	0.25%	16.5%	12/31/2019	0.88	0	0	0.00%	16.8%
12/31/2018	0.75	0	0	0.50%	-24.9%	12/31/2018	0.75	0	0	0.25%	-24.8%	12/31/2018	0.75	0	0	0.00%	-24.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.0%
2021	0.9%
2020	2.4%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Brandywine Global Corp Credit Y Inst Class - 06-4PC (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.00
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.02
Band 25	-	-	1.02
Band 0	-	-	1.03
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /2 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.00	0	$0	1.25%	-9.6%	12/31/2022	$1.01	0	$0	1.00%	-9.4%	12/31/2022	$1.01	0	$0	0.75%	-9.1%
12/31/2021	1.11	0	0	1.25%	3.1%	12/31/2021	1.11	0	0	1.00%	3.4%	12/31/2021	1.11	0	0	0.75%	3.6%
12/31/2020	1.07	0	0	1.25%	7.4%	12/31/2020	1.07	0	0	1.00%	7.4%	12/31/2020	1.07	0	0	0.75%	7.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.02	0	$0	0.50%	-8.9%	12/31/2022	$1.02	0	$0	0.25%	-8.7%	12/31/2022	$1.03	0	$0	0.00%	-8.4%
12/31/2021	1.12	0	0	0.50%	3.9%	12/31/2021	1.12	0	0	0.25%	4.2%	12/31/2021	1.12	0	0	0.00%	4.4%
12/31/2020	1.08	0	0	0.50%	7.6%	12/31/2020	1.08	0	0	0.25%	7.6%	12/31/2020	1.08	0	0	0.00%	7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Brandywine Global Div US Large Value Inst Class - 06-66T (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.99
Band 100	-	-	0.99
Band 75	-	-	0.99
Band 50	-	-	1.00
Band 25	-	-	1.00
Band 0	-	-	1.00
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.99	0	$0	1.25%	-2.7%	12/31/2022	$0.99	0	$0	1.00%	-2.5%	12/31/2022	$0.99	0	$0	0.75%	-2.2%
12/31/2021	1.01	0	0	1.25%	1.5%	12/31/2021	1.01	0	0	1.00%	1.5%	12/31/2021	1.02	0	0	0.75%	1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.00	0	$0	0.50%	-2.0%	12/31/2022	$1.00	0	$0	0.25%	-1.8%	12/31/2022	$1.00	0	$0	0.00%	-1.5%
12/31/2021	1.02	0	0	0.50%	1.5%	12/31/2021	1.02	0	0	0.25%	1.6%	12/31/2021	1.02	0	0	0.00%	1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Driehaus Emg Mkts Instl Class - 06-6J4 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.02
Band 100	-	-	1.03
Band 75	-	-	1.03
Band 50	-	-	1.03
Band 25	-	-	1.03
Band 0	-	-	1.03
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /13 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.02	0	$0	1.25%	2.5%	12/31/2022	$1.03	0	$0	1.00%	2.5%	12/31/2022	$1.03	0	$0	0.75%	2.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.03	0	$0	0.50%	2.6%	12/31/2022	$1.03	0	$0	0.25%	2.7%	12/31/2022	$1.03	0	$0	0.00%	2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Diversified Stock Fund M Class - 06-045

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$15,008	$20,104	615
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$15,008

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$15,008	7,391	$2.03
Band 100	-	-	2.08
Band 75	-	-	2.13
Band 50	-	-	2.17
Band 25	-	-	2.22
Band 0	-	-	2.28
Total	$15,008	7,391

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$13
Mortality & expense charges			(174)
Net investment income (loss)			(161)

Gain (loss) on investments:
Net realized gain (loss)			(40)
Realized gain distributions			1,180
Net change in unrealized appreciation (depreciation)			(4,327)
Net gain (loss)			(3,187)

Increase (decrease) in net assets from operations			$(3,348)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(161)	$(90)
Net realized gain (loss)		(40)	3
Realized gain distributions		1,180	2,097
Net change in unrealized appreciation (depreciation)		(4,327)	(769)

Increase (decrease) in net assets from operations		(3,348)	1,241

Contract owner transactions:
Proceeds from units sold		3,762	13,355
Cost of units redeemed		-	-
Account charges		(1)	(1)
Increase (decrease)		3,761	13,354
Net increase (decrease)		413	14,595
Net assets, beginning		14,595	-
Net assets, ending		$15,008	$14,595

Units sold		1,738	5,653
Units redeemed		-	-
Net increase (decrease)		1,738	5,653
Units outstanding, beginning		5,653	-
Units outstanding, ending		7,391	5,653

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$916,420
Cost of units redeemed/account charges			(980,051)
Net investment income (loss)			(4,904)
Net realized gain (loss)			13,812
Realized gain distributions			74,827
Net change in unrealized appreciation (depreciation)			(5,096)
Net assets			$15,008

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.03	7	$15	1.25%	-21.4%	12/31/2022	$2.08	0	$0	1.00%	-21.2%	12/31/2022	$2.13	0	$0	0.75%	-21.0%
12/31/2021	2.58	6	15	1.25%	26.0%	12/31/2021	2.63	0	0	1.00%	26.4%	12/31/2021	2.69	0	0	0.75%	26.7%
12/31/2020	2.05	0	0	1.25%	25.0%	12/31/2020	2.09	0	0	1.00%	25.3%	12/31/2020	2.12	0	0	0.75%	25.7%
12/31/2019	1.64	0	0	1.25%	25.7%	12/31/2019	1.66	0	0	1.00%	26.0%	12/31/2019	1.69	0	0	0.75%	26.3%
12/31/2018	1.30	0	0	1.25%	-7.1%	12/31/2018	1.32	0	0	1.00%	-6.9%	12/31/2018	1.34	0	0	0.75%	-6.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.17	0	$0	0.50%	-20.8%	12/31/2022	$2.22	0	$0	0.25%	-20.6%	12/31/2022	$2.28	0	$0	0.00%	-20.4%
12/31/2021	2.74	0	0	0.50%	27.0%	12/31/2021	2.80	0	0	0.25%	27.3%	12/31/2021	2.86	0	0	0.00%	27.6%
12/31/2020	2.16	0	0	0.50%	26.0%	12/31/2020	2.20	0	0	0.25%	26.3%	12/31/2020	2.24	0	0	0.00%	26.6%
12/31/2019	1.72	0	0	0.50%	26.6%	12/31/2019	1.74	0	0	0.25%	27.0%	12/31/2019	1.77	0	0	0.00%	27.3%
12/31/2018	1.35	0	0	0.50%	-6.4%	12/31/2018	1.37	0	0	0.25%	-6.2%	12/31/2018	1.39	0	0	0.00%	-6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.1%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Diversified Stock Fund Institutional Class - 06-028

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$44,996	$48,722	1,658
Receivables: investments sold	12
Payables: investments purchased	-
Net assets	$45,008

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$45,008	21,034	$2.14
Band 100	-	-	2.19
Band 75	-	-	2.24
Band 50	-	-	2.29
Band 25	-	-	2.34
Band 0	-	-	2.40
Total	$45,008	21,034

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$277
Mortality & expense charges			(571)
Net investment income (loss)			(294)

Gain (loss) on investments:
Net realized gain (loss)			41
Realized gain distributions			3,217
Net change in unrealized appreciation (depreciation)			(14,017)
Net gain (loss)			(10,759)

Increase (decrease) in net assets from operations			$(11,053)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(294)	$(375)
Net realized gain (loss)		41	127
Realized gain distributions		3,217	6,851
Net change in unrealized appreciation (depreciation)		(14,017)	3,770

Increase (decrease) in net assets from operations		(11,053)	10,373

Contract owner transactions:
Proceeds from units sold		4,496	3,897
Cost of units redeemed		(2)	(1)
Account charges		(16)	(10)
Increase (decrease)		4,478	3,886
Net increase (decrease)		(6,575)	14,259
Net assets, beginning		51,583	37,324
Net assets, ending		$45,008	$51,583

Units sold		1,974	1,591
Units redeemed		(8)	(4)
Net increase (decrease)		1,966	1,587
Units outstanding, beginning		19,068	17,481
Units outstanding, ending		21,034	19,068

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,175,157
Cost of units redeemed/account charges			(1,234,703)
Net investment income (loss)			(2,144)
Net realized gain (loss)			17,719
Realized gain distributions			92,705
Net change in unrealized appreciation (depreciation)			(3,726)
Net assets			$45,008

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.14	21	$45	1.25%	-20.9%	12/31/2022	$2.19	0	$0	1.00%	-20.7%	12/31/2022	$2.24	0	$0	0.75%	-20.5%
12/31/2021	2.71	19	52	1.25%	26.7%	12/31/2021	2.76	0	0	1.00%	27.0%	12/31/2021	2.82	0	0	0.75%	27.3%
12/31/2020	2.14	17	37	1.25%	25.7%	12/31/2020	2.17	0	0	1.00%	26.0%	12/31/2020	2.21	0	0	0.75%	26.3%
12/31/2019	1.70	16	26	1.25%	26.4%	12/31/2019	1.72	0	0	1.00%	26.7%	12/31/2019	1.75	0	0	0.75%	27.0%
12/31/2018	1.34	14	19	1.25%	-6.6%	12/31/2018	1.36	0	0	1.00%	-6.4%	12/31/2018	1.38	0	0	0.75%	-6.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.29	0	$0	0.50%	-20.3%	12/31/2022	$2.34	0	$0	0.25%	-20.1%	12/31/2022	$2.40	0	$0	0.00%	-19.9%
12/31/2021	2.87	0	0	0.50%	27.7%	12/31/2021	2.93	0	0	0.25%	28.0%	12/31/2021	2.99	0	0	0.00%	28.3%
12/31/2020	2.25	0	0	0.50%	26.6%	12/31/2020	2.29	0	0	0.25%	27.0%	12/31/2020	2.33	0	0	0.00%	27.3%
12/31/2019	1.78	0	0	0.50%	27.4%	12/31/2019	1.81	0	0	0.25%	27.7%	12/31/2019	1.83	0	0	0.00%	28.0%
12/31/2018	1.40	0	0	0.50%	-5.9%	12/31/2018	1.41	0	0	0.25%	-5.7%	12/31/2018	1.43	0	0	0.00%	-5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.6%
2021	0.4%
2020	0.4%
2019	0.7%
2018	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Dividend Growth Fund M Class - 06-255

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$666,923	$706,623	40,675
Receivables: investments sold	-
Payables: investments purchased	(7,984)
Net assets	$658,939

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$534,786	165,997	$3.22
Band 100	124,153	36,727	3.38
Band 75	-	-	3.55
Band 50	-	-	3.72
Band 25	-	-	3.91
Band 0	-	-	4.16
Total	$658,939	202,724

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$5,907
Mortality & expense charges			(7,850)
Net investment income (loss)			(1,943)

Gain (loss) on investments:
Net realized gain (loss)			6,670
Realized gain distributions			49,627
Net change in unrealized appreciation (depreciation)			(151,834)
Net gain (loss)			(95,537)

Increase (decrease) in net assets from operations			$(97,480)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,943)	$(4,417)
Net realized gain (loss)		6,670	17,051
Realized gain distributions		49,627	34,494
Net change in unrealized appreciation (depreciation)		(151,834)	88,983

Increase (decrease) in net assets from operations		(97,480)	136,111

Contract owner transactions:
Proceeds from units sold		85,199	205,745
Cost of units redeemed		(64,006)	(118,312)
Account charges		(587)	(565)
Increase (decrease)		20,606	86,868
Net increase (decrease)		(76,874)	222,979
Net assets, beginning		735,813	512,834
Net assets, ending		$658,939	$735,813

Units sold		25,606	65,227
Units redeemed		(18,733)	(41,425)
Net increase (decrease)		6,873	23,802
Units outstanding, beginning		195,851	172,049
Units outstanding, ending		202,724	195,851

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$3,629,048
Cost of units redeemed/account charges			(3,767,062)
Net investment income (loss)			(63,655)
Net realized gain (loss)			313,980
Realized gain distributions			586,328
Net change in unrealized appreciation (depreciation)			(39,700)
Net assets			$658,939

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.22	166	$535	1.25%	-13.5%	12/31/2022	$3.38	37	$124	1.00%	-13.2%	12/31/2022	$3.55	0	$0	0.75%	-13.0%
12/31/2021	3.72	157	584	1.25%	25.8%	12/31/2021	3.90	39	152	1.00%	26.1%	12/31/2021	4.08	0	0	0.75%	26.4%
12/31/2020	2.96	144	426	1.25%	0.3%	12/31/2020	3.09	28	87	1.00%	0.5%	12/31/2020	3.23	0	0	0.75%	0.8%
12/31/2019	2.95	194	574	1.25%	26.3%	12/31/2019	3.07	51	158	1.00%	26.7%	12/31/2019	3.20	0	0	0.75%	27.0%
12/31/2018	2.34	185	433	1.25%	-8.5%	12/31/2018	2.43	51	124	1.00%	-8.3%	12/31/2018	2.52	0	0	0.75%	-8.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.72	0	$0	0.50%	-12.8%	12/31/2022	$3.91	0	$0	0.25%	-12.6%	12/31/2022	$4.16	0	$0	0.00%	-12.4%
12/31/2021	4.27	0	0	0.50%	26.7%	12/31/2021	4.47	0	0	0.25%	27.1%	12/31/2021	4.75	0	0	0.00%	27.4%
12/31/2020	3.37	0	0	0.50%	1.0%	12/31/2020	3.52	0	0	0.25%	1.3%	12/31/2020	3.73	0	0	0.00%	1.5%
12/31/2019	3.33	0	0	0.50%	27.3%	12/31/2019	3.47	0	0	0.25%	27.6%	12/31/2019	3.67	0	0	0.00%	27.9%
12/31/2018	2.62	0	0	0.50%	-7.8%	12/31/2018	2.72	0	0	0.25%	-7.6%	12/31/2018	2.87	0	0	0.00%	-7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.8%
2021	0.5%
2020	0.9%
2019	1.2%
2018	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Equity Growth Fund M Class - 06-120

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,135,022	$2,134,943	174,063
Receivables: investments sold	-
Payables: investments purchased	(1,001)
Net assets	$2,134,021

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$787,456	1,831,012	$0.43
Band 100	106,569	236,511	0.45
Band 75	-	-	0.47
Band 50	1,239,996	2,506,927	0.49
Band 25	-	-	0.52
Band 0	-	-	0.54
Total	$2,134,021	4,574,450

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(20,274)
Net investment income (loss)			(20,274)

Gain (loss) on investments:
Net realized gain (loss)			128,283
Realized gain distributions			48,836
Net change in unrealized appreciation (depreciation)			(982,759)
Net gain (loss)			(805,640)

Increase (decrease) in net assets from operations			$(825,914)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(20,274)	$(25,251)
Net realized gain (loss)		128,283	147,050
Realized gain distributions		48,836	396,471
Net change in unrealized appreciation (depreciation)		(982,759)	123,541

Increase (decrease) in net assets from operations		(825,914)	641,811

Contract owner transactions:
Proceeds from units sold		108,140	82,626
Cost of units redeemed		(637,134)	(354,562)
Account charges		(141)	(158)
Increase (decrease)		(529,135)	(272,094)
Net increase (decrease)		(1,355,049)	369,717
Net assets, beginning		3,489,070	3,119,353
Net assets, ending		$2,134,021	$3,489,070

Units sold		237,208	346,587
Units redeemed		(1,192,929)	(845,036)
Net increase (decrease)		(955,721)	(498,449)
Units outstanding, beginning		5,530,171	6,028,620
Units outstanding, ending		4,574,450	5,530,171

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$5,123,136
Cost of units redeemed/account charges			(5,998,352)
Net investment income (loss)			(228,569)
Net realized gain (loss)			1,688,484
Realized gain distributions			1,549,243
Net change in unrealized appreciation (depreciation)			79
Net assets			$2,134,021

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.43	1,831	$787	1.25%	-25.7%	12/31/2022	$0.45	237	$107	1.00%	-25.6%	12/31/2022	$0.47	0	$0	0.75%	-25.4%
12/31/2021	0.58	1,959	1,135	1.25%	20.9%	12/31/2021	0.61	119	72	1.00%	21.2%	12/31/2021	0.63	0	0	0.75%	21.5%
12/31/2020	0.48	2,296	1,100	1.25%	41.3%	12/31/2020	0.50	131	66	1.00%	41.6%	12/31/2020	0.52	0	0	0.75%	42.0%
12/31/2019	0.34	1,969	668	1.25%	31.6%	12/31/2019	0.35	180	63	1.00%	31.9%	12/31/2019	0.37	0	0	0.75%	32.3%
12/31/2018	0.26	1,905	491	1.25%	-1.9%	12/31/2018	0.27	237	63	1.00%	-1.6%	12/31/2018	0.28	0	0	0.75%	-1.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.49	2,507	$1,240	0.50%	-25.2%	12/31/2022	$0.52	0	$0	0.25%	-25.0%	12/31/2022	$0.54	0	$0	0.00%	-24.8%
12/31/2021	0.66	3,452	2,282	0.50%	21.8%	12/31/2021	0.69	0	0	0.25%	22.1%	12/31/2021	0.72	0	0	0.00%	22.4%
12/31/2020	0.54	3,601	1,954	0.50%	42.3%	12/31/2020	0.57	0	0	0.25%	42.7%	12/31/2020	0.59	0	0	0.00%	43.1%
12/31/2019	0.38	4,545	1,732	0.50%	32.6%	12/31/2019	0.40	0	0	0.25%	32.9%	12/31/2019	0.41	0	0	0.00%	33.3%
12/31/2018	0.29	4,907	1,411	0.50%	-1.1%	12/31/2018	0.30	0	0	0.25%	-0.9%	12/31/2018	0.31	0	0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Equity Income Fund M Class - 06-260

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$695,900	$684,563	22,782
Receivables: investments sold	-
Payables: investments purchased	(1,712)
Net assets	$694,188

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$218,811	65,626	$3.33
Band 100	253,693	72,512	3.50
Band 75	-	-	3.67
Band 50	221,684	57,548	3.85
Band 25	-	-	4.04
Band 0	-	-	4.29
Total	$694,188	195,686

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$11,054
Mortality & expense charges			(6,556)
Net investment income (loss)			4,498

Gain (loss) on investments:
Net realized gain (loss)			11,547
Realized gain distributions			25,632
Net change in unrealized appreciation (depreciation)			(56,550)
Net gain (loss)			(19,371)

Increase (decrease) in net assets from operations			$(14,873)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,498	$3,962
Net realized gain (loss)		11,547	9,073
Realized gain distributions		25,632	56,383
Net change in unrealized appreciation (depreciation)		(56,550)	44,844

Increase (decrease) in net assets from operations		(14,873)	114,262

Contract owner transactions:
Proceeds from units sold		125,543	97,103
Cost of units redeemed		(127,521)	(65,287)
Account charges		(165)	(144)
Increase (decrease)		(2,143)	31,672
Net increase (decrease)		(17,016)	145,934
Net assets, beginning		711,204	565,270
Net assets, ending		$694,188	$711,204

Units sold		35,244	29,471
Units redeemed		(34,933)	(20,882)
Net increase (decrease)		311	8,589
Units outstanding, beginning		195,375	186,786
Units outstanding, ending		195,686	195,375

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,909,937
Cost of units redeemed/account charges			(2,992,481)
Net investment income (loss)			111,327
Net realized gain (loss)			190,487
Realized gain distributions			463,581
Net change in unrealized appreciation (depreciation)			11,337
Net assets			$694,188

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.33	66	$219	1.25%	-2.8%	12/31/2022	$3.50	73	$254	1.00%	-2.6%	12/31/2022	$3.67	0	$0	0.75%	-2.3%
12/31/2021	3.43	69	238	1.25%	20.2%	12/31/2021	3.59	65	235	1.00%	20.5%	12/31/2021	3.76	0	0	0.75%	20.8%
12/31/2020	2.85	71	203	1.25%	-0.3%	12/31/2020	2.98	49	146	1.00%	0.0%	12/31/2020	3.11	0	0	0.75%	0.2%
12/31/2019	2.86	111	318	1.25%	25.3%	12/31/2019	2.98	4	11	1.00%	25.6%	12/31/2019	3.10	0	0	0.75%	25.9%
12/31/2018	2.28	115	263	1.25%	-11.7%	12/31/2018	2.37	4	9	1.00%	-11.5%	12/31/2018	2.46	0	0	0.75%	-11.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.85	58	$222	0.50%	-2.1%	12/31/2022	$4.04	0	$0	0.25%	-1.8%	12/31/2022	$4.29	0	$0	0.00%	-1.6%
12/31/2021	3.93	61	239	0.50%	21.1%	12/31/2021	4.12	0	0	0.25%	21.4%	12/31/2021	4.36	0	0	0.00%	21.7%
12/31/2020	3.25	66	216	0.50%	0.5%	12/31/2020	3.39	0	0	0.25%	0.7%	12/31/2020	3.58	0	0	0.00%	1.0%
12/31/2019	3.23	87	281	0.50%	26.2%	12/31/2019	3.37	0	0	0.25%	26.5%	12/31/2019	3.55	0	0	0.00%	26.9%
12/31/2018	2.56	125	319	0.50%	-11.0%	12/31/2018	2.66	0	0	0.25%	-10.8%	12/31/2018	2.80	0	0	0.00%	-10.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.6%
2021	1.5%
2020	1.7%
2019	2.1%
2018	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2010 Fund M Class - 06-195

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$408,757	$488,985	42,187
Receivables: investments sold	36
Payables: investments purchased	-
Net assets	$408,793

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$408,793	253,324	$1.61
Band 100	-	-	1.69
Band 75	-	-	1.76
Band 50	-	-	1.84
Band 25	-	-	1.93
Band 0	-	-	2.02
Total	$408,793	253,324

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$11,281
Mortality & expense charges			(5,952)
Net investment income (loss)			5,329

Gain (loss) on investments:
Net realized gain (loss)			(12,727)
Realized gain distributions			17,515
Net change in unrealized appreciation (depreciation)			(91,492)
Net gain (loss)			(86,704)

Increase (decrease) in net assets from operations			$(81,375)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,329	$3,521
Net realized gain (loss)		(12,727)	2,727
Realized gain distributions		17,515	35,905
Net change in unrealized appreciation (depreciation)		(91,492)	(21,955)

Increase (decrease) in net assets from operations		(81,375)	20,198

Contract owner transactions:
Proceeds from units sold		16,678	17,146
Cost of units redeemed		(87,286)	(38,934)
Account charges		(188)	(190)
Increase (decrease)		(70,796)	(21,978)
Net increase (decrease)		(152,171)	(1,780)
Net assets, beginning		560,964	562,744
Net assets, ending		$408,793	$560,964

Units sold		17,516	9,981
Units redeemed		(59,362)	(21,430)
Net increase (decrease)		(41,846)	(11,449)
Units outstanding, beginning		295,170	306,619
Units outstanding, ending		253,324	295,170

* Date of Fund Inception into Variable Account: 3 /1 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$20,242,954
Cost of units redeemed/account charges			(22,376,405)
Net investment income (loss)			205,206
Net realized gain (loss)			1,155,172
Realized gain distributions			1,262,094
Net change in unrealized appreciation (depreciation)			(80,228)
Net assets			$408,793

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.61	253	$409	1.25%	-14.7%	12/31/2022	$1.69	0	$0	1.00%	-14.5%	12/31/2022	$1.76	0	$0	0.75%	-14.3%
12/31/2021	1.89	265	501	1.25%	3.5%	12/31/2021	1.97	30	60	1.00%	3.8%	12/31/2021	2.06	0	0	0.75%	4.1%
12/31/2020	1.83	274	500	1.25%	8.9%	12/31/2020	1.90	33	63	1.00%	9.2%	12/31/2020	1.98	0	0	0.75%	9.5%
12/31/2019	1.68	405	679	1.25%	12.8%	12/31/2019	1.74	280	488	1.00%	13.1%	12/31/2019	1.81	0	0	0.75%	13.3%
12/31/2018	1.49	443	659	1.25%	-4.9%	12/31/2018	1.54	274	422	1.00%	-4.7%	12/31/2018	1.59	0	0	0.75%	-4.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.84	0	$0	0.50%	-14.1%	12/31/2022	$1.93	0	$0	0.25%	-13.9%	12/31/2022	$2.02	0	$0	0.00%	-13.6%
12/31/2021	2.15	0	0	0.50%	4.3%	12/31/2021	2.24	0	0	0.25%	4.6%	12/31/2021	2.34	0	0	0.00%	4.8%
12/31/2020	2.06	0	0	0.50%	9.8%	12/31/2020	2.14	0	0	0.25%	10.0%	12/31/2020	2.23	0	0	0.00%	10.3%
12/31/2019	1.87	0	0	0.50%	13.6%	12/31/2019	1.95	0	0	0.25%	13.9%	12/31/2019	2.02	0	0	0.00%	14.2%
12/31/2018	1.65	0	0	0.50%	-4.2%	12/31/2018	1.71	0	0	0.25%	-4.0%	12/31/2018	1.77	0	0	0.00%	-3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.3%
2021	1.9%
2020	0.5%
2019	1.4%
2018	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2015 Fund M Class - 06-101

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$696,214	$854,550	73,720
Receivables: investments sold	1,179
Payables: investments purchased	-
Net assets	$697,393

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$565,306	330,457	$1.71
Band 100	122,912	68,715	1.79
Band 75	-	-	1.87
Band 50	9,175	4,692	1.96
Band 25	-	-	2.04
Band 0	-	-	2.14
Total	$697,393	403,864

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$18,555
Mortality & expense charges			(10,062)
Net investment income (loss)			8,493

Gain (loss) on investments:
Net realized gain (loss)			(41,501)
Realized gain distributions			33,262
Net change in unrealized appreciation (depreciation)			(172,898)
Net gain (loss)			(181,137)

Increase (decrease) in net assets from operations			$(172,644)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,493	$9,047
Net realized gain (loss)		(41,501)	12,198
Realized gain distributions		33,262	101,227
Net change in unrealized appreciation (depreciation)		(172,898)	(53,077)

Increase (decrease) in net assets from operations		(172,644)	69,395

Contract owner transactions:
Proceeds from units sold		46,220	107,268
Cost of units redeemed		(504,043)	(177,377)
Account charges		(327)	(269)
Increase (decrease)		(458,150)	(70,378)
Net increase (decrease)		(630,794)	(983)
Net assets, beginning		1,328,187	1,329,170
Net assets, ending		$697,393	$1,328,187

Units sold		50,916	53,333
Units redeemed		(294,102)	(84,645)
Net increase (decrease)		(243,186)	(31,312)
Units outstanding, beginning		647,050	678,362
Units outstanding, ending		403,864	647,050

* Date of Fund Inception into Variable Account: 3 /1 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$32,023,027
Cost of units redeemed/account charges			(37,541,573)
Net investment income (loss)			180,280
Net realized gain (loss)			3,687,193
Realized gain distributions			2,506,802
Net change in unrealized appreciation (depreciation)			(158,336)
Net assets			$697,393

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.71	330	$565	1.25%	-16.1%	12/31/2022	$1.79	69	$123	1.00%	-15.9%	12/31/2022	$1.87	0	$0	0.75%	-15.7%
12/31/2021	2.04	562	1,147	1.25%	5.2%	12/31/2021	2.13	80	171	1.00%	5.5%	12/31/2021	2.22	0	0	0.75%	5.7%
12/31/2020	1.94	551	1,068	1.25%	10.1%	12/31/2020	2.02	103	208	1.00%	10.4%	12/31/2020	2.10	0	0	0.75%	10.6%
12/31/2019	1.76	781	1,376	1.25%	14.9%	12/31/2019	1.83	118	215	1.00%	15.2%	12/31/2019	1.90	0	0	0.75%	15.5%
12/31/2018	1.53	816	1,251	1.25%	-5.8%	12/31/2018	1.59	130	206	1.00%	-5.6%	12/31/2018	1.64	0	0	0.75%	-5.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.96	5	$9	0.50%	-15.5%	12/31/2022	$2.04	0	$0	0.25%	-15.3%	12/31/2022	$2.14	0	$0	0.00%	-15.1%
12/31/2021	2.31	5	11	0.50%	6.0%	12/31/2021	2.41	0	0	0.25%	6.3%	12/31/2021	2.52	0	0	0.00%	6.5%
12/31/2020	2.18	24	53	0.50%	10.9%	12/31/2020	2.27	0	0	0.25%	11.2%	12/31/2020	2.36	0	0	0.00%	11.5%
12/31/2019	1.97	24	48	0.50%	15.8%	12/31/2019	2.04	0	0	0.25%	16.1%	12/31/2019	2.12	0	0	0.00%	16.4%
12/31/2018	1.70	24	42	0.50%	-5.1%	12/31/2018	1.76	0	0	0.25%	-4.8%	12/31/2018	1.82	0	0	0.00%	-4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.8%
2021	1.9%
2020	0.6%
2019	1.4%
2018	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2020 Fund M Class - 06-102

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,153,660	$2,598,737	205,328
Receivables: investments sold	-
Payables: investments purchased	(1,815)
Net assets	$2,151,845

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,137,885	649,657	$1.75
Band 100	743,150	405,792	1.83
Band 75	-	-	1.91
Band 50	270,810	135,259	2.00
Band 25	-	-	2.09
Band 0	-	-	2.19
Total	$2,151,845	1,190,708

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$54,490
Mortality & expense charges			(31,073)
Net investment income (loss)			23,417

Gain (loss) on investments:
Net realized gain (loss)			(108,914)
Realized gain distributions			144,198
Net change in unrealized appreciation (depreciation)			(706,142)
Net gain (loss)			(670,858)

Increase (decrease) in net assets from operations			$(647,441)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$23,417	$33,239
Net realized gain (loss)		(108,914)	116,956
Realized gain distributions		144,198	347,978
Net change in unrealized appreciation (depreciation)		(706,142)	(198,175)

Increase (decrease) in net assets from operations		(647,441)	299,998

Contract owner transactions:
Proceeds from units sold		133,531	285,199
Cost of units redeemed		(1,729,481)	(975,543)
Account charges		(616)	(673)
Increase (decrease)		(1,596,566)	(691,017)
Net increase (decrease)		(2,244,007)	(391,019)
Net assets, beginning		4,395,852	4,786,871
Net assets, ending		$2,151,845	$4,395,852

Units sold		70,014	139,122
Units redeemed		(904,500)	(471,286)
Net increase (decrease)		(834,486)	(332,164)
Units outstanding, beginning		2,025,194	2,357,358
Units outstanding, ending		1,190,708	2,025,194

* Date of Fund Inception into Variable Account: 3 /1 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$43,218,618
Cost of units redeemed/account charges			(49,483,759)
Net investment income (loss)			432,861
Net realized gain (loss)			3,228,276
Realized gain distributions			5,200,926
Net change in unrealized appreciation (depreciation)			(445,077)
Net assets			$2,151,845

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.75	650	$1,138	1.25%	-17.5%	12/31/2022	$1.83	406	$743	1.00%	-17.3%	12/31/2022	$1.91	0	$0	0.75%	-17.1%
12/31/2021	2.12	1,265	2,686	1.25%	6.7%	12/31/2021	2.21	625	1,384	1.00%	7.0%	12/31/2021	2.31	0	0	0.75%	7.2%
12/31/2020	1.99	1,545	3,074	1.25%	11.4%	12/31/2020	2.07	630	1,305	1.00%	11.6%	12/31/2020	2.15	0	0	0.75%	11.9%
12/31/2019	1.79	2,471	4,415	1.25%	16.7%	12/31/2019	1.85	1,300	2,410	1.00%	16.9%	12/31/2019	1.92	0	0	0.75%	17.2%
12/31/2018	1.53	2,700	4,135	1.25%	-6.5%	12/31/2018	1.59	1,313	2,081	1.00%	-6.2%	12/31/2018	1.64	0	0	0.75%	-6.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.00	135	$271	0.50%	-16.9%	12/31/2022	$2.09	0	$0	0.25%	-16.7%	12/31/2022	$2.19	0	$0	0.00%	-16.5%
12/31/2021	2.41	135	326	0.50%	7.5%	12/31/2021	2.51	0	0	0.25%	7.8%	12/31/2021	2.62	0	0	0.00%	8.1%
12/31/2020	2.24	182	408	0.50%	12.2%	12/31/2020	2.33	0	0	0.25%	12.5%	12/31/2020	2.43	0	0	0.00%	12.8%
12/31/2019	2.00	259	516	0.50%	17.5%	12/31/2019	2.07	0	0	0.25%	17.8%	12/31/2019	2.15	0	0	0.00%	18.1%
12/31/2018	1.70	385	654	0.50%	-5.8%	12/31/2018	1.76	0	0	0.25%	-5.5%	12/31/2018	1.82	0	0	0.00%	-5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.7%
2021	1.8%
2020	0.5%
2019	1.3%
2018	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2025 Fund M Class - 06-103

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,150,607	$1,345,374	105,018
Receivables: investments sold	396
Payables: investments purchased	-
Net assets	$1,151,003

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$742,695	398,349	$1.86
Band 100	161,901	83,051	1.95
Band 75	-	-	2.04
Band 50	246,407	115,617	2.13
Band 25	-	-	2.23
Band 0	-	-	2.33
Total	$1,151,003	597,017

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$27,067
Mortality & expense charges			(15,116)
Net investment income (loss)			11,951

Gain (loss) on investments:
Net realized gain (loss)			(22,590)
Realized gain distributions			70,232
Net change in unrealized appreciation (depreciation)			(390,856)
Net gain (loss)			(343,214)

Increase (decrease) in net assets from operations			$(331,263)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11,951	$14,408
Net realized gain (loss)		(22,590)	68,001
Realized gain distributions		70,232	150,773
Net change in unrealized appreciation (depreciation)		(390,856)	(56,168)

Increase (decrease) in net assets from operations		(331,263)	177,014

Contract owner transactions:
Proceeds from units sold		152,310	181,196
Cost of units redeemed		(800,024)	(467,010)
Account charges		(685)	(888)
Increase (decrease)		(648,399)	(286,702)
Net increase (decrease)		(979,662)	(109,688)
Net assets, beginning		2,130,665	2,240,353
Net assets, ending		$1,151,003	$2,130,665

Units sold		75,151	81,754
Units redeemed		(394,062)	(207,163)
Net increase (decrease)		(318,911)	(125,409)
Units outstanding, beginning		915,928	1,041,337
Units outstanding, ending		597,017	915,928

* Date of Fund Inception into Variable Account: 3 /1 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$31,720,707
Cost of units redeemed/account charges			(37,472,161)
Net investment income (loss)			212,280
Net realized gain (loss)			3,629,515
Realized gain distributions			3,255,429
Net change in unrealized appreciation (depreciation)			(194,767)
Net assets			$1,151,003

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.86	398	$743	1.25%	-18.2%	12/31/2022	$1.95	83	$162	1.00%	-18.0%	12/31/2022	$2.04	0	$0	0.75%	-17.8%
12/31/2021	2.28	717	1,634	1.25%	8.0%	12/31/2021	2.38	83	197	1.00%	8.2%	12/31/2021	2.48	0	0	0.75%	8.5%
12/31/2020	2.11	784	1,655	1.25%	12.1%	12/31/2020	2.20	141	310	1.00%	12.4%	12/31/2020	2.28	0	0	0.75%	12.7%
12/31/2019	1.88	1,673	3,147	1.25%	18.2%	12/31/2019	1.95	141	276	1.00%	18.5%	12/31/2019	2.03	0	0	0.75%	18.8%
12/31/2018	1.59	1,700	2,707	1.25%	-7.1%	12/31/2018	1.65	172	283	1.00%	-6.9%	12/31/2018	1.71	0	0	0.75%	-6.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.13	116	$246	0.50%	-17.6%	12/31/2022	$2.23	0	$0	0.25%	-17.4%	12/31/2022	$2.33	0	$0	0.00%	-17.1%
12/31/2021	2.59	116	299	0.50%	8.8%	12/31/2021	2.70	0	0	0.25%	9.1%	12/31/2021	2.81	0	0	0.00%	9.3%
12/31/2020	2.38	116	275	0.50%	13.0%	12/31/2020	2.47	0	0	0.25%	13.3%	12/31/2020	2.57	0	0	0.00%	13.6%
12/31/2019	2.10	116	244	0.50%	19.1%	12/31/2019	2.18	0	0	0.25%	19.4%	12/31/2019	2.27	0	0	0.00%	19.7%
12/31/2018	1.77	156	275	0.50%	-6.4%	12/31/2018	1.83	0	0	0.25%	-6.2%	12/31/2018	1.89	0	0	0.00%	-5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.6%
2021	1.8%
2020	0.4%
2019	1.2%
2018	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2030 Fund M Class - 06-106

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,802,904	$4,342,326	320,261
Receivables: investments sold	1,798
Payables: investments purchased	-
Net assets	$3,804,702

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,383,970	1,746,414	$1.94
Band 100	192,738	95,129	2.03
Band 75	-	-	2.12
Band 50	227,994	102,930	2.22
Band 25	-	-	2.32
Band 0	-	-	2.42
Total	$3,804,702	1,944,473

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$78,684
Mortality & expense charges			(54,013)
Net investment income (loss)			24,671

Gain (loss) on investments:
Net realized gain (loss)			(36,413)
Realized gain distributions			253,447
Net change in unrealized appreciation (depreciation)			(1,300,940)
Net gain (loss)			(1,083,906)

Increase (decrease) in net assets from operations			$(1,059,235)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$24,671	$42,052
Net realized gain (loss)		(36,413)	78,110
Realized gain distributions		253,447	427,144
Net change in unrealized appreciation (depreciation)		(1,300,940)	(22,620)

Increase (decrease) in net assets from operations		(1,059,235)	524,686

Contract owner transactions:
Proceeds from units sold		401,995	526,403
Cost of units redeemed		(1,770,356)	(444,495)
Account charges		(1,741)	(1,877)
Increase (decrease)		(1,370,102)	80,031
Net increase (decrease)		(2,429,337)	604,717
Net assets, beginning		6,234,039	5,629,322
Net assets, ending		$3,804,702	$6,234,039

Units sold		195,425	230,853
Units redeemed		(848,202)	(195,218)
Net increase (decrease)		(652,777)	35,635
Units outstanding, beginning		2,597,250	2,561,615
Units outstanding, ending		1,944,473	2,597,250

* Date of Fund Inception into Variable Account: 3 /1 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$40,899,261
Cost of units redeemed/account charges			(45,652,002)
Net investment income (loss)			249,884
Net realized gain (loss)			3,495,507
Realized gain distributions			5,351,474
Net change in unrealized appreciation (depreciation)			(539,422)
Net assets			$3,804,702

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.94	1,746	$3,384	1.25%	-18.4%	12/31/2022	$2.03	95	$193	1.00%	-18.2%	12/31/2022	$2.12	0	$0	0.75%	-18.0%
12/31/2021	2.37	2,189	5,197	1.25%	9.2%	12/31/2021	2.48	287	712	1.00%	9.5%	12/31/2021	2.58	0	0	0.75%	9.7%
12/31/2020	2.17	2,140	4,654	1.25%	13.0%	12/31/2020	2.26	300	680	1.00%	13.3%	12/31/2020	2.35	0	0	0.75%	13.6%
12/31/2019	1.92	3,207	6,168	1.25%	20.7%	12/31/2019	2.00	818	1,633	1.00%	21.0%	12/31/2019	2.07	0	0	0.75%	21.3%
12/31/2018	1.59	3,494	5,567	1.25%	-8.2%	12/31/2018	1.65	821	1,355	1.00%	-7.9%	12/31/2018	1.71	0	0	0.75%	-7.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.22	103	$228	0.50%	-17.8%	12/31/2022	$2.32	0	$0	0.25%	-17.6%	12/31/2022	$2.42	0	$0	0.00%	-17.4%
12/31/2021	2.69	121	325	0.50%	10.0%	12/31/2021	2.81	0	0	0.25%	10.3%	12/31/2021	2.93	0	0	0.00%	10.6%
12/31/2020	2.45	121	296	0.50%	13.9%	12/31/2020	2.55	0	0	0.25%	14.2%	12/31/2020	2.65	0	0	0.00%	14.5%
12/31/2019	2.15	136	293	0.50%	21.6%	12/31/2019	2.23	0	0	0.25%	21.9%	12/31/2019	2.32	0	0	0.00%	22.2%
12/31/2018	1.77	81	144	0.50%	-7.5%	12/31/2018	1.83	0	0	0.25%	-7.2%	12/31/2018	1.89	0	0	0.00%	-7.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.6%
2021	1.9%
2020	0.5%
2019	1.2%
2018	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2035 Fund M Class - 06-107

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,177,369	$2,517,319	185,770
Receivables: investments sold	1,722
Payables: investments purchased	-
Net assets	$2,179,091

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,917,803	918,862	$2.09
Band 100	169,426	77,636	2.18
Band 75	-	-	2.28
Band 50	91,862	38,504	2.39
Band 25	-	-	2.49
Band 0	-	-	2.61
Total	$2,179,091	1,035,002

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$40,447
Mortality & expense charges			(35,271)
Net investment income (loss)			5,176

Gain (loss) on investments:
Net realized gain (loss)			(31,108)
Realized gain distributions			195,472
Net change in unrealized appreciation (depreciation)			(977,436)
Net gain (loss)			(813,072)

Increase (decrease) in net assets from operations			$(807,896)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,176	$25,414
Net realized gain (loss)		(31,108)	109,994
Realized gain distributions		195,472	341,953
Net change in unrealized appreciation (depreciation)		(977,436)	27,855

Increase (decrease) in net assets from operations		(807,896)	505,216

Contract owner transactions:
Proceeds from units sold		305,781	674,798
Cost of units redeemed		(2,014,844)	(573,104)
Account charges		(1,439)	(2,305)
Increase (decrease)		(1,710,502)	99,389
Net increase (decrease)		(2,518,398)	604,605
Net assets, beginning		4,697,489	4,092,884
Net assets, ending		$2,179,091	$4,697,489

Units sold		127,078	274,642
Units redeemed		(903,076)	(229,240)
Net increase (decrease)		(775,998)	45,402
Units outstanding, beginning		1,811,000	1,765,598
Units outstanding, ending		1,035,002	1,811,000

* Date of Fund Inception into Variable Account: 3 /1 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$21,998,400
Cost of units redeemed/account charges			(25,418,776)
Net investment income (loss)			71,283
Net realized gain (loss)			2,711,470
Realized gain distributions			3,156,664
Net change in unrealized appreciation (depreciation)			(339,950)
Net assets			$2,179,091

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.09	919	$1,918	1.25%	-19.1%	12/31/2022	$2.18	78	$169	1.00%	-18.9%	12/31/2022	$2.28	0	$0	0.75%	-18.7%
12/31/2021	2.58	1,672	4,313	1.25%	11.9%	12/31/2021	2.69	101	272	1.00%	12.2%	12/31/2021	2.81	0	0	0.75%	12.5%
12/31/2020	2.31	1,609	3,711	1.25%	14.5%	12/31/2020	2.40	117	282	1.00%	14.7%	12/31/2020	2.50	0	0	0.75%	15.0%
12/31/2019	2.01	1,883	3,793	1.25%	23.5%	12/31/2019	2.09	122	256	1.00%	23.8%	12/31/2019	2.17	0	0	0.75%	24.1%
12/31/2018	1.63	1,788	2,917	1.25%	-9.4%	12/31/2018	1.69	142	240	1.00%	-9.2%	12/31/2018	1.75	0	0	0.75%	-8.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.39	39	$92	0.50%	-18.5%	12/31/2022	$2.49	0	$0	0.25%	-18.3%	12/31/2022	$2.61	0	$0	0.00%	-18.1%
12/31/2021	2.93	39	113	0.50%	12.8%	12/31/2021	3.05	0	0	0.25%	13.0%	12/31/2021	3.18	0	0	0.00%	13.3%
12/31/2020	2.60	39	100	0.50%	15.3%	12/31/2020	2.70	0	0	0.25%	15.6%	12/31/2020	2.81	0	0	0.00%	15.9%
12/31/2019	2.25	40	90	0.50%	24.4%	12/31/2019	2.34	0	0	0.25%	24.7%	12/31/2019	2.42	0	0	0.00%	25.0%
12/31/2018	1.81	41	75	0.50%	-8.7%	12/31/2018	1.87	0	0	0.25%	-8.5%	12/31/2018	1.94	0	0	0.00%	-8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.2%
2021	1.8%
2020	0.6%
2019	1.1%
2018	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2040 Fund M Class - 06-108

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,954,567	$2,192,951	153,158
Receivables: investments sold	2,803
Payables: investments purchased	-
Net assets	$1,957,370

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,611,999	757,816	$2.13
Band 100	228,447	102,711	2.22
Band 75	-	-	2.33
Band 50	116,924	48,085	2.43
Band 25	-	-	2.54
Band 0	-	-	2.66
Total	$1,957,370	908,612

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$30,860
Mortality & expense charges			(27,631)
Net investment income (loss)			3,229

Gain (loss) on investments:
Net realized gain (loss)			(16,467)
Realized gain distributions			187,960
Net change in unrealized appreciation (depreciation)			(774,370)
Net gain (loss)			(602,877)

Increase (decrease) in net assets from operations			$(599,648)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,229	$16,254
Net realized gain (loss)		(16,467)	84,656
Realized gain distributions		187,960	243,360
Net change in unrealized appreciation (depreciation)		(774,370)	60,492

Increase (decrease) in net assets from operations		(599,648)	404,762

Contract owner transactions:
Proceeds from units sold		214,258	264,690
Cost of units redeemed		(846,257)	(354,704)
Account charges		(2,328)	(2,267)
Increase (decrease)		(634,327)	(92,281)
Net increase (decrease)		(1,233,975)	312,481
Net assets, beginning		3,191,345	2,878,864
Net assets, ending		$1,957,370	$3,191,345

Units sold		95,968	119,545
Units redeemed		(375,630)	(153,619)
Net increase (decrease)		(279,662)	(34,074)
Units outstanding, beginning		1,188,274	1,222,348
Units outstanding, ending		908,612	1,188,274

* Date of Fund Inception into Variable Account: 3 /1 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$31,063,231
Cost of units redeemed/account charges			(36,475,240)
Net investment income (loss)			250,641
Net realized gain (loss)			3,481,517
Realized gain distributions			3,875,605
Net change in unrealized appreciation (depreciation)			(238,384)
Net assets			$1,957,370

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.13	758	$1,612	1.25%	-19.7%	12/31/2022	$2.22	103	$228	1.00%	-19.5%	12/31/2022	$2.33	0	$0	0.75%	-19.3%
12/31/2021	2.65	915	2,424	1.25%	13.9%	12/31/2021	2.76	225	623	1.00%	14.2%	12/31/2021	2.88	0	0	0.75%	14.5%
12/31/2020	2.33	946	2,200	1.25%	15.4%	12/31/2020	2.42	228	553	1.00%	15.7%	12/31/2020	2.52	0	0	0.75%	15.9%
12/31/2019	2.02	1,659	3,345	1.25%	24.5%	12/31/2019	2.09	380	796	1.00%	24.8%	12/31/2019	2.17	0	0	0.75%	25.1%
12/31/2018	1.62	1,712	2,773	1.25%	-9.8%	12/31/2018	1.68	413	693	1.00%	-9.6%	12/31/2018	1.74	0	0	0.75%	-9.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.43	48	$117	0.50%	-19.1%	12/31/2022	$2.54	0	$0	0.25%	-18.9%	12/31/2022	$2.66	0	$0	0.00%	-18.7%
12/31/2021	3.01	48	145	0.50%	14.8%	12/31/2021	3.14	0	0	0.25%	15.1%	12/31/2021	3.27	0	0	0.00%	15.3%
12/31/2020	2.62	48	126	0.50%	16.2%	12/31/2020	2.73	0	0	0.25%	16.5%	12/31/2020	2.84	0	0	0.00%	16.8%
12/31/2019	2.25	49	110	0.50%	25.4%	12/31/2019	2.34	0	0	0.25%	25.7%	12/31/2019	2.43	0	0	0.00%	26.0%
12/31/2018	1.80	49	88	0.50%	-9.1%	12/31/2018	1.86	0	0	0.25%	-8.9%	12/31/2018	1.93	0	0	0.00%	-8.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.2%
2021	1.7%
2020	0.4%
2019	1.0%
2018	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2045 Fund M Class - 06-284

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$916,744	$1,061,732	91,363
Receivables: investments sold	550
Payables: investments purchased	-
Net assets	$917,294

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$612,372	367,585	$1.67
Band 100	221,456	127,847	1.73
Band 75	-	-	1.80
Band 50	83,466	44,570	1.87
Band 25	-	-	1.95
Band 0	-	-	2.02
Total	$917,294	540,002

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$14,642
Mortality & expense charges			(13,864)
Net investment income (loss)			778

Gain (loss) on investments:
Net realized gain (loss)			(10,633)
Realized gain distributions			92,011
Net change in unrealized appreciation (depreciation)			(428,465)
Net gain (loss)			(347,087)

Increase (decrease) in net assets from operations			$(346,309)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$778	$10,913
Net realized gain (loss)		(10,633)	39,834
Realized gain distributions		92,011	135,282
Net change in unrealized appreciation (depreciation)		(428,465)	40,944

Increase (decrease) in net assets from operations		(346,309)	226,973

Contract owner transactions:
Proceeds from units sold		146,206	358,781
Cost of units redeemed		(820,116)	(191,211)
Account charges		(1,302)	(2,089)
Increase (decrease)		(675,212)	165,481
Net increase (decrease)		(1,021,521)	392,454
Net assets, beginning		1,938,815	1,546,361
Net assets, ending		$917,294	$1,938,815

Units sold		80,960	181,864
Units redeemed		(465,648)	(97,116)
Net increase (decrease)		(384,688)	84,748
Units outstanding, beginning		924,690	839,942
Units outstanding, ending		540,002	924,690

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$11,153,035
Cost of units redeemed/account charges			(13,305,412)
Net investment income (loss)			72,798
Net realized gain (loss)			1,579,164
Realized gain distributions			1,562,697
Net change in unrealized appreciation (depreciation)			(144,988)
Net assets			$917,294

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.67	368	$612	1.25%	-19.7%	12/31/2022	$1.73	128	$221	1.00%	-19.5%	12/31/2022	$1.80	0	$0	0.75%	-19.3%
12/31/2021	2.07	752	1,560	1.25%	13.9%	12/31/2021	2.15	128	275	1.00%	14.2%	12/31/2021	2.23	0	0	0.75%	14.5%
12/31/2020	1.82	663	1,207	1.25%	15.4%	12/31/2020	1.88	132	249	1.00%	15.7%	12/31/2020	1.95	0	0	0.75%	15.9%
12/31/2019	1.58	1,029	1,624	1.25%	24.4%	12/31/2019	1.63	132	215	1.00%	24.7%	12/31/2019	1.68	0	0	0.75%	25.0%
12/31/2018	1.27	1,055	1,339	1.25%	-9.8%	12/31/2018	1.31	141	184	1.00%	-9.6%	12/31/2018	1.34	0	0	0.75%	-9.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.87	45	$83	0.50%	-19.1%	12/31/2022	$1.95	0	$0	0.25%	-18.9%	12/31/2022	$2.02	0	$0	0.00%	-18.7%
12/31/2021	2.31	45	103	0.50%	14.8%	12/31/2021	2.40	0	0	0.25%	15.1%	12/31/2021	2.49	0	0	0.00%	15.4%
12/31/2020	2.02	45	91	0.50%	16.2%	12/31/2020	2.09	0	0	0.25%	16.5%	12/31/2020	2.16	0	0	0.00%	16.8%
12/31/2019	1.73	45	79	0.50%	25.3%	12/31/2019	1.79	0	0	0.25%	25.7%	12/31/2019	1.85	0	0	0.00%	26.0%
12/31/2018	1.38	46	63	0.50%	-9.1%	12/31/2018	1.42	0	0	0.25%	-8.9%	12/31/2018	1.47	0	0	0.00%	-8.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.0%
2021	1.8%
2020	0.5%
2019	1.0%
2018	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2050 Fund M Class - 06-286

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$857,594	$981,960	84,862
Receivables: investments sold	363
Payables: investments purchased	-
Net assets	$857,957

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$665,769	404,589	$1.65
Band 100	80,498	47,045	1.71
Band 75	-	-	1.78
Band 50	111,690	60,375	1.85
Band 25	-	-	1.92
Band 0	-	-	2.00
Total	$857,957	512,009

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$13,520
Mortality & expense charges			(13,942)
Net investment income (loss)			(422)

Gain (loss) on investments:
Net realized gain (loss)			(38,039)
Realized gain distributions			97,869
Net change in unrealized appreciation (depreciation)			(416,189)
Net gain (loss)			(356,359)

Increase (decrease) in net assets from operations			$(356,781)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(422)	$11,426
Net realized gain (loss)		(38,039)	37,869
Realized gain distributions		97,869	134,416
Net change in unrealized appreciation (depreciation)		(416,189)	47,002

Increase (decrease) in net assets from operations		(356,781)	230,713

Contract owner transactions:
Proceeds from units sold		188,551	311,277
Cost of units redeemed		(899,543)	(190,532)
Account charges		(2,209)	(2,762)
Increase (decrease)		(713,201)	117,983
Net increase (decrease)		(1,069,982)	348,696
Net assets, beginning		1,927,939	1,579,243
Net assets, ending		$857,957	$1,927,939

Units sold		107,507	159,058
Units redeemed		(527,268)	(96,438)
Net increase (decrease)		(419,761)	62,620
Units outstanding, beginning		931,770	869,150
Units outstanding, ending		512,009	931,770

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$9,874,846
Cost of units redeemed/account charges			(11,288,013)
Net investment income (loss)			53,067
Net realized gain (loss)			1,059,108
Realized gain distributions			1,283,315
Net change in unrealized appreciation (depreciation)			(124,366)
Net assets			$857,957

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.65	405	$666	1.25%	-19.7%	12/31/2022	$1.71	47	$80	1.00%	-19.5%	12/31/2022	$1.78	0	$0	0.75%	-19.3%
12/31/2021	2.05	823	1,687	1.25%	13.9%	12/31/2021	2.13	48	103	1.00%	14.2%	12/31/2021	2.21	0	0	0.75%	14.5%
12/31/2020	1.80	754	1,357	1.25%	15.4%	12/31/2020	1.86	49	91	1.00%	15.7%	12/31/2020	1.93	0	0	0.75%	16.0%
12/31/2019	1.56	970	1,512	1.25%	24.4%	12/31/2019	1.61	135	217	1.00%	24.8%	12/31/2019	1.66	0	0	0.75%	25.1%
12/31/2018	1.25	908	1,138	1.25%	-9.8%	12/31/2018	1.29	120	154	1.00%	-9.6%	12/31/2018	1.33	0	0	0.75%	-9.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.85	60	$112	0.50%	-19.1%	12/31/2022	$1.92	0	$0	0.25%	-18.9%	12/31/2022	$2.00	0	$0	0.00%	-18.7%
12/31/2021	2.29	60	138	0.50%	14.8%	12/31/2021	2.37	0	0	0.25%	15.1%	12/31/2021	2.46	0	0	0.00%	15.4%
12/31/2020	1.99	66	131	0.50%	16.3%	12/31/2020	2.06	0	0	0.25%	16.5%	12/31/2020	2.13	0	0	0.00%	16.8%
12/31/2019	1.71	66	113	0.50%	25.4%	12/31/2019	1.77	0	0	0.25%	25.7%	12/31/2019	1.83	0	0	0.00%	26.0%
12/31/2018	1.37	82	112	0.50%	-9.1%	12/31/2018	1.41	0	0	0.25%	-8.9%	12/31/2018	1.45	0	0	0.00%	-8.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.0%
2021	1.9%
2020	0.6%
2019	1.1%
2018	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2055 Fund M Class - 06-394

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$472,322	$562,173	41,664
Receivables: investments sold	984
Payables: investments purchased	-
Net assets	$473,306

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$465,223	219,777	$2.12
Band 100	-	-	2.18
Band 75	-	-	2.24
Band 50	8,083	3,511	2.30
Band 25	-	-	2.37
Band 0	-	-	2.43
Total	$473,306	223,288

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$7,554
Mortality & expense charges			(12,986)
Net investment income (loss)			(5,432)

Gain (loss) on investments:
Net realized gain (loss)			(71,386)
Realized gain distributions			82,071
Net change in unrealized appreciation (depreciation)			(403,064)
Net gain (loss)			(392,379)

Increase (decrease) in net assets from operations			$(397,811)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,432)	$13,635
Net realized gain (loss)		(71,386)	58,133
Realized gain distributions		82,071	153,031
Net change in unrealized appreciation (depreciation)		(403,064)	40,984

Increase (decrease) in net assets from operations		(397,811)	265,783

Contract owner transactions:
Proceeds from units sold		229,204	635,555
Cost of units redeemed		(1,764,135)	(333,414)
Account charges		(2,127)	(2,961)
Increase (decrease)		(1,537,058)	299,180
Net increase (decrease)		(1,934,869)	564,963
Net assets, beginning		2,408,175	1,843,212
Net assets, ending		$473,306	$2,408,175

Units sold		99,809	253,988
Units redeemed		(788,925)	(136,883)
Net increase (decrease)		(689,116)	117,105
Units outstanding, beginning		912,404	795,299
Units outstanding, ending		223,288	912,404

* Date of Fund Inception into Variable Account: 10 /20 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$4,284,817
Cost of units redeemed/account charges			(4,326,823)
Net investment income (loss)			8,422
Net realized gain (loss)			83,595
Realized gain distributions			513,146
Net change in unrealized appreciation (depreciation)			(89,851)
Net assets			$473,306

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.12	220	$465	1.25%	-19.7%	12/31/2022	$2.18	0	$0	1.00%	-19.5%	12/31/2022	$2.24	0	$0	0.75%	-19.3%
12/31/2021	2.64	896	2,362	1.25%	13.9%	12/31/2021	2.70	0	0	1.00%	14.2%	12/31/2021	2.77	0	0	0.75%	14.5%
12/31/2020	2.31	763	1,765	1.25%	15.4%	12/31/2020	2.37	16	38	1.00%	15.6%	12/31/2020	2.42	0	0	0.75%	15.9%
12/31/2019	2.01	912	1,830	1.25%	24.5%	12/31/2019	2.05	16	33	1.00%	24.8%	12/31/2019	2.09	0	0	0.75%	25.1%
12/31/2018	1.61	604	973	1.25%	-9.9%	12/31/2018	1.64	16	26	1.00%	-9.6%	12/31/2018	1.67	0	0	0.75%	-9.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.30	4	$8	0.50%	-19.1%	12/31/2022	$2.37	0	$0	0.25%	-18.9%	12/31/2022	$2.43	0	$0	0.00%	-18.7%
12/31/2021	2.85	16	46	0.50%	14.8%	12/31/2021	2.92	0	0	0.25%	15.1%	12/31/2021	2.99	0	0	0.00%	15.4%
12/31/2020	2.48	16	40	0.50%	16.2%	12/31/2020	2.54	0	0	0.25%	16.5%	12/31/2020	2.59	0	0	0.00%	16.8%
12/31/2019	2.13	16	35	0.50%	25.4%	12/31/2019	2.18	0	0	0.25%	25.7%	12/31/2019	2.22	0	0	0.00%	26.0%
12/31/2018	1.70	16	28	0.50%	-9.2%	12/31/2018	1.73	0	0	0.25%	-8.9%	12/31/2018	1.76	0	0	0.00%	-8.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.5%
2021	1.9%
2020	0.6%
2019	1.2%
2018	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom Income Fund M Class - 06-111

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$95,526	$108,316	10,132
Receivables: investments sold	19
Payables: investments purchased	-
Net assets	$95,545

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$61,018	45,268	$1.35
Band 100	34,527	24,499	1.41
Band 75	-	-	1.47
Band 50	-	-	1.54
Band 25	-	-	1.61
Band 0	-	-	1.68
Total	$95,545	69,767

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$3,164
Mortality & expense charges			(2,106)
Net investment income (loss)			1,058

Gain (loss) on investments:
Net realized gain (loss)			(13,771)
Realized gain distributions			3,227
Net change in unrealized appreciation (depreciation)			(22,196)
Net gain (loss)			(32,740)

Increase (decrease) in net assets from operations			$(31,682)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,058	$1,922
Net realized gain (loss)		(13,771)	3,251
Realized gain distributions		3,227	8,688
Net change in unrealized appreciation (depreciation)		(22,196)	(9,875)

Increase (decrease) in net assets from operations		(31,682)	3,986

Contract owner transactions:
Proceeds from units sold		1,218	32,316
Cost of units redeemed		(175,109)	(44,555)
Account charges		(59)	(75)
Increase (decrease)		(173,950)	(12,314)
Net increase (decrease)		(205,632)	(8,328)
Net assets, beginning		301,177	309,505
Net assets, ending		$95,545	$301,177

Units sold		58,997	20,717
Units redeemed		(182,495)	(28,034)
Net increase (decrease)		(123,498)	(7,317)
Units outstanding, beginning		193,265	200,582
Units outstanding, ending		69,767	193,265

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$3,104,728
Cost of units redeemed/account charges			(3,285,692)
Net investment income (loss)			17,497
Net realized gain (loss)			124,379
Realized gain distributions			147,423
Net change in unrealized appreciation (depreciation)			(12,790)
Net assets			$95,545

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.35	45	$61	1.25%	-13.0%	12/31/2022	$1.41	24	$35	1.00%	-12.7%	12/31/2022	$1.47	0	$0	0.75%	-12.5%
12/31/2021	1.55	165	256	1.25%	1.4%	12/31/2021	1.62	28	45	1.00%	1.6%	12/31/2021	1.68	0	0	0.75%	1.9%
12/31/2020	1.53	152	232	1.25%	6.8%	12/31/2020	1.59	49	78	1.00%	7.1%	12/31/2020	1.65	0	0	0.75%	7.4%
12/31/2019	1.43	128	183	1.25%	9.2%	12/31/2019	1.48	51	75	1.00%	9.5%	12/31/2019	1.54	0	0	0.75%	9.8%
12/31/2018	1.31	134	175	1.25%	-3.4%	12/31/2018	1.36	58	79	1.00%	-3.2%	12/31/2018	1.40	0	0	0.75%	-2.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.54	0	$0	0.50%	-12.3%	12/31/2022	$1.61	0	$0	0.25%	-12.1%	12/31/2022	$1.68	0	$0	0.00%	-11.9%
12/31/2021	1.76	0	0	0.50%	2.1%	12/31/2021	1.83	0	0	0.25%	2.4%	12/31/2021	1.91	0	0	0.00%	2.6%
12/31/2020	1.72	0	0	0.50%	7.6%	12/31/2020	1.79	0	0	0.25%	7.9%	12/31/2020	1.86	0	0	0.00%	8.2%
12/31/2019	1.60	0	0	0.50%	10.0%	12/31/2019	1.66	0	0	0.25%	10.3%	12/31/2019	1.72	0	0	0.00%	10.6%
12/31/2018	1.45	0	0	0.50%	-2.7%	12/31/2018	1.50	0	0	0.25%	-2.4%	12/31/2018	1.56	0	0	0.00%	-2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.6%
2021	1.8%
2020	0.8%
2019	1.5%
2018	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Growth & Income Fund M Class - 06-265

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$616,377	$588,664	19,547
Receivables: investments sold	-
Payables: investments purchased	(4,941)
Net assets	$611,436

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$427,211	117,087	$3.65
Band 100	184,225	48,119	3.83
Band 75	-	-	4.02
Band 50	-	-	4.22
Band 25	-	-	4.42
Band 0	-	-	4.71
Total	$611,436	165,206

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$6,485
Mortality & expense charges			(7,074)
Net investment income (loss)			(589)

Gain (loss) on investments:
Net realized gain (loss)			8,698
Realized gain distributions			2,035
Net change in unrealized appreciation (depreciation)			(49,934)
Net gain (loss)			(39,201)

Increase (decrease) in net assets from operations			$(39,790)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(589)	$1,917
Net realized gain (loss)		8,698	12,938
Realized gain distributions		2,035	13,166
Net change in unrealized appreciation (depreciation)		(49,934)	68,024

Increase (decrease) in net assets from operations		(39,790)	96,045

Contract owner transactions:
Proceeds from units sold		171,173	160,178
Cost of units redeemed		(93,710)	(72,711)
Account charges		(275)	(32)
Increase (decrease)		77,188	87,435
Net increase (decrease)		37,398	183,480
Net assets, beginning		574,038	390,558
Net assets, ending		$611,436	$574,038

Units sold		45,160	42,943
Units redeemed		(24,569)	(19,953)
Net increase (decrease)		20,591	22,990
Units outstanding, beginning		144,615	121,625
Units outstanding, ending		165,206	144,615

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,659,424
Cost of units redeemed/account charges			(1,316,461)
Net investment income (loss)			(717)
Net realized gain (loss)			107,066
Realized gain distributions			134,411
Net change in unrealized appreciation (depreciation)			27,713
Net assets			$611,436

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.65	117	$427	1.25%	-6.4%	12/31/2022	$3.83	48	$184	1.00%	-6.2%	12/31/2022	$4.02	0	$0	0.75%	-5.9%
12/31/2021	3.90	88	342	1.25%	23.6%	12/31/2021	4.08	57	232	1.00%	23.9%	12/31/2021	4.27	0	0	0.75%	24.2%
12/31/2020	3.15	72	228	1.25%	5.6%	12/31/2020	3.29	49	163	1.00%	5.9%	12/31/2020	3.44	0	0	0.75%	6.2%
12/31/2019	2.99	76	227	1.25%	28.3%	12/31/2019	3.11	14	44	1.00%	28.6%	12/31/2019	3.24	0	0	0.75%	28.9%
12/31/2018	2.33	92	215	1.25%	-10.8%	12/31/2018	2.42	13	31	1.00%	-10.6%	12/31/2018	2.51	0	0	0.75%	-10.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.22	0	$0	0.50%	-5.7%	12/31/2022	$4.42	0	$0	0.25%	-5.5%	12/31/2022	$4.71	0	$0	0.00%	-5.2%
12/31/2021	4.47	0	0	0.50%	24.5%	12/31/2021	4.68	0	0	0.25%	24.8%	12/31/2021	4.97	0	0	0.00%	25.1%
12/31/2020	3.59	0	0	0.50%	6.4%	12/31/2020	3.75	0	0	0.25%	6.7%	12/31/2020	3.97	0	0	0.00%	7.0%
12/31/2019	3.37	0	0	0.50%	29.2%	12/31/2019	3.51	0	0	0.25%	29.5%	12/31/2019	3.71	0	0	0.00%	29.9%
12/31/2018	2.61	0	0	0.50%	-10.1%	12/31/2018	2.71	0	0	0.25%	-9.9%	12/31/2018	2.86	0	0	0.00%	-9.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.1%
2021	1.6%
2020	1.7%
2019	1.4%
2018	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Growth Opportunities Fund M Class - 06-125

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,543,254	$2,483,443	17,846
Receivables: investments sold	9,948
Payables: investments purchased	-
Net assets	$1,553,202

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,444,081	308,656	$4.68
Band 100	109,121	22,262	4.90
Band 75	-	-	5.14
Band 50	-	-	5.38
Band 25	-	-	5.64
Band 0	-	-	5.90
Total	$1,553,202	330,918

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(24,478)
Net investment income (loss)			(24,478)

Gain (loss) on investments:
Net realized gain (loss)			(350,667)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(749,460)
Net gain (loss)			(1,100,127)

Increase (decrease) in net assets from operations			$(1,124,605)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(24,478)	$(39,811)
Net realized gain (loss)		(350,667)	843,489
Realized gain distributions		-	274,383
Net change in unrealized appreciation (depreciation)		(749,460)	(841,780)

Increase (decrease) in net assets from operations		(1,124,605)	236,281

Contract owner transactions:
Proceeds from units sold		455,316	2,892,905
Cost of units redeemed		(807,272)	(2,592,026)
Account charges		(477)	(379)
Increase (decrease)		(352,433)	300,500
Net increase (decrease)		(1,477,038)	536,781
Net assets, beginning		3,030,240	2,493,459
Net assets, ending		$1,553,202	$3,030,240

Units sold		84,987	380,582
Units redeemed		(145,261)	(341,966)
Net increase (decrease)		(60,274)	38,616
Units outstanding, beginning		391,192	352,576
Units outstanding, ending		330,918	391,192

* Date of Fund Inception into Variable Account: 5 /1 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$11,988,830
Cost of units redeemed/account charges			(11,605,696)
Net investment income (loss)			(272,297)
Net realized gain (loss)			1,303,522
Realized gain distributions			1,079,032
Net change in unrealized appreciation (depreciation)			(940,189)
Net assets			$1,553,202

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.68	309	$1,444	1.25%	-39.3%	12/31/2022	$4.90	22	$109	1.00%	-39.2%	12/31/2022	$5.14	0	$0	0.75%	-39.0%
12/31/2021	7.71	351	2,709	1.25%	9.8%	12/31/2021	8.06	40	322	1.00%	10.0%	12/31/2021	8.42	0	0	0.75%	10.3%
12/31/2020	7.03	297	2,086	1.25%	66.1%	12/31/2020	7.32	56	408	1.00%	66.5%	12/31/2020	7.63	0	0	0.75%	66.9%
12/31/2019	4.23	145	615	1.25%	38.2%	12/31/2019	4.40	84	370	1.00%	38.6%	12/31/2019	4.57	0	0	0.75%	38.9%
12/31/2018	3.06	143	439	1.25%	12.4%	12/31/2018	3.17	60	191	1.00%	12.7%	12/31/2018	3.29	0	0	0.75%	13.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$5.38	0	$0	0.50%	-38.9%	12/31/2022	$5.64	0	$0	0.25%	-38.7%	12/31/2022	$5.90	0	$0	0.00%	-38.6%
12/31/2021	8.80	0	0	0.50%	10.6%	12/31/2021	9.20	0	0	0.25%	10.9%	12/31/2021	9.61	0	0	0.00%	11.1%
12/31/2020	7.96	0	0	0.50%	67.4%	12/31/2020	8.30	0	0	0.25%	67.8%	12/31/2020	8.65	0	0	0.00%	68.2%
12/31/2019	4.76	0	0	0.50%	39.3%	12/31/2019	4.94	0	0	0.25%	39.6%	12/31/2019	5.14	0	0	0.00%	39.9%
12/31/2018	3.41	0	0	0.50%	13.2%	12/31/2018	3.54	0	0	0.25%	13.5%	12/31/2018	3.67	0	0	0.00%	13.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor International Capital Appreciation Fund M Class - 06-155

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,085,728	$6,673,542	241,315
Receivables: investments sold	-
Payables: investments purchased	(1,212)
Net assets	$5,084,516

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,084,516	2,203,179	$2.31
Band 100	-	-	2.42
Band 75	-	-	2.53
Band 50	-	-	2.65
Band 25	-	-	2.78
Band 0	-	-	2.91
Total	$5,084,516	2,203,179

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(69,273)
Net investment income (loss)			(69,273)

Gain (loss) on investments:
Net realized gain (loss)			(330,468)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,795,253)
Net gain (loss)			(2,125,721)

Increase (decrease) in net assets from operations			$(2,194,994)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(69,273)	$(221,663)
Net realized gain (loss)		(330,468)	4,537,371
Realized gain distributions		-	302,094
Net change in unrealized appreciation (depreciation)		(1,795,253)	(3,278,551)

Increase (decrease) in net assets from operations		(2,194,994)	1,339,251

Contract owner transactions:
Proceeds from units sold		615,383	11,617,155
Cost of units redeemed		(1,784,055)	(19,529,384)
Account charges		(1,766)	(47,473)
Increase (decrease)		(1,170,438)	(7,959,702)
Net increase (decrease)		(3,365,432)	(6,620,451)
Net assets, beginning		8,449,948	15,070,399
Net assets, ending		$5,084,516	$8,449,948

Units sold		254,405	3,926,243
Units redeemed		(693,009)	(6,482,504)
Net increase (decrease)		(438,604)	(2,556,261)
Units outstanding, beginning		2,641,783	5,198,044
Units outstanding, ending		2,203,179	2,641,783

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$33,518,177
Cost of units redeemed/account charges			(30,203,000)
Net investment income (loss)			(509,985)
Net realized gain (loss)			3,564,173
Realized gain distributions			302,965
Net change in unrealized appreciation (depreciation)			(1,587,814)
Net assets			$5,084,516

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.31	2,203	$5,085	1.25%	-27.8%	12/31/2022	$2.42	0	$0	1.00%	-27.7%	12/31/2022	$2.53	0	$0	0.75%	-27.5%
12/31/2021	3.20	2,642	8,450	1.25%	10.3%	12/31/2021	3.34	0	0	1.00%	10.6%	12/31/2021	3.49	0	0	0.75%	10.9%
12/31/2020	2.90	5,198	15,070	1.25%	20.1%	12/31/2020	3.02	0	0	1.00%	20.4%	12/31/2020	3.15	0	0	0.75%	20.7%
12/31/2019	2.41	7,632	18,426	1.25%	30.4%	12/31/2019	2.51	0	0	1.00%	30.8%	12/31/2019	2.61	0	0	0.75%	31.1%
12/31/2018	1.85	0	0	1.25%	-14.4%	12/31/2018	1.92	0	0	1.00%	-14.1%	12/31/2018	1.99	0	0	0.75%	-13.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.65	0	$0	0.50%	-27.3%	12/31/2022	$2.78	0	$0	0.25%	-27.1%	12/31/2022	$2.91	0	$0	0.00%	-26.9%
12/31/2021	3.65	0	0	0.50%	11.2%	12/31/2021	3.82	0	0	0.25%	11.4%	12/31/2021	3.99	0	0	0.00%	11.7%
12/31/2020	3.28	0	0	0.50%	21.0%	12/31/2020	3.42	0	0	0.25%	21.3%	12/31/2020	3.57	0	0	0.00%	21.6%
12/31/2019	2.71	0	0	0.50%	31.4%	12/31/2019	2.82	0	0	0.25%	31.8%	12/31/2019	2.94	0	0	0.00%	32.1%
12/31/2018	2.07	0	0	0.50%	-13.7%	12/31/2018	2.14	0	0	0.25%	-13.5%	12/31/2018	2.22	0	0	0.00%	-13.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.4%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Leveraged Company Stock Fund M Class - 06-233

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$830,055	$963,168	23,290
Receivables: investments sold	7,952
Payables: investments purchased	-
Net assets	$838,007

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$694,987	284,769	$2.44
Band 100	143,020	56,278	2.54
Band 75	-	-	2.65
Band 50	-	-	2.76
Band 25	-	-	2.87
Band 0	-	-	2.99
Total	$838,007	341,047

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$2,944
Mortality & expense charges			(10,787)
Net investment income (loss)			(7,843)

Gain (loss) on investments:
Net realized gain (loss)			3,931
Realized gain distributions			102,050
Net change in unrealized appreciation (depreciation)			(361,275)
Net gain (loss)			(255,294)

Increase (decrease) in net assets from operations			$(263,137)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,843)	$(12,290)
Net realized gain (loss)		3,931	42,914
Realized gain distributions		102,050	109,551
Net change in unrealized appreciation (depreciation)		(361,275)	76,435

Increase (decrease) in net assets from operations		(263,137)	216,610

Contract owner transactions:
Proceeds from units sold		67,170	74,707
Cost of units redeemed		(34,958)	(164,778)
Account charges		(814)	(705)
Increase (decrease)		31,398	(90,776)
Net increase (decrease)		(231,739)	125,834
Net assets, beginning		1,069,746	943,912
Net assets, ending		$838,007	$1,069,746

Units sold		25,317	24,997
Units redeemed		(12,995)	(53,263)
Net increase (decrease)		12,322	(28,266)
Units outstanding, beginning		328,725	356,991
Units outstanding, ending		341,047	328,725

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$15,260,749
Cost of units redeemed/account charges			(18,362,063)
Net investment income (loss)			(386,004)
Net realized gain (loss)			2,685,014
Realized gain distributions			1,773,424
Net change in unrealized appreciation (depreciation)			(133,113)
Net assets			$838,007

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.44	285	$695	1.25%	-24.5%	12/31/2022	$2.54	56	$143	1.00%	-24.4%	12/31/2022	$2.65	0	$0	0.75%	-24.2%
12/31/2021	3.23	276	894	1.25%	23.3%	12/31/2021	3.36	52	176	1.00%	23.6%	12/31/2021	3.49	0	0	0.75%	23.9%
12/31/2020	2.62	283	743	1.25%	27.0%	12/31/2020	2.72	73	199	1.00%	27.3%	12/31/2020	2.82	0	0	0.75%	27.6%
12/31/2019	2.07	543	1,122	1.25%	27.5%	12/31/2019	2.14	72	155	1.00%	27.9%	12/31/2019	2.21	0	0	0.75%	28.2%
12/31/2018	1.62	707	1,145	1.25%	-17.3%	12/31/2018	1.67	68	113	1.00%	-17.1%	12/31/2018	1.72	0	0	0.75%	-16.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.76	0	$0	0.50%	-24.0%	12/31/2022	$2.87	0	$0	0.25%	-23.8%	12/31/2022	$2.99	0	$0	0.00%	-23.6%
12/31/2021	3.62	0	0	0.50%	24.2%	12/31/2021	3.76	0	0	0.25%	24.5%	12/31/2021	3.91	0	0	0.00%	24.8%
12/31/2020	2.92	1	2	0.50%	28.0%	12/31/2020	3.02	0	0	0.25%	28.3%	12/31/2020	3.13	0	0	0.00%	28.6%
12/31/2019	2.28	1	2	0.50%	28.5%	12/31/2019	2.36	0	0	0.25%	28.8%	12/31/2019	2.44	0	0	0.00%	29.1%
12/31/2018	1.77	1	1	0.50%	-16.7%	12/31/2018	1.83	0	0	0.25%	-16.5%	12/31/2018	1.89	0	0	0.00%	-16.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.3%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Leveraged Company Stock Fund A Class - 06-232

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$330,360	$382,021	8,442
Receivables: investments sold	-
Payables: investments purchased	(6,939)
Net assets	$323,421

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$323,421	127,581	$2.54
Band 100	-	-	2.64
Band 75	-	-	2.75
Band 50	-	-	2.86
Band 25	-	-	2.98
Band 0	-	-	3.10
Total	$323,421	127,581

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,369
Mortality & expense charges			(4,416)
Net investment income (loss)			(3,047)

Gain (loss) on investments:
Net realized gain (loss)			4,563
Realized gain distributions			37,409
Net change in unrealized appreciation (depreciation)			(143,360)
Net gain (loss)			(101,388)

Increase (decrease) in net assets from operations			$(104,435)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,047)	$(4,707)
Net realized gain (loss)		4,563	25,866
Realized gain distributions		37,409	38,224
Net change in unrealized appreciation (depreciation)		(143,360)	26,819

Increase (decrease) in net assets from operations		(104,435)	86,202

Contract owner transactions:
Proceeds from units sold		23,603	52,493
Cost of units redeemed		(38,632)	(108,895)
Account charges		(295)	(109)
Increase (decrease)		(15,324)	(56,511)
Net increase (decrease)		(119,759)	29,691
Net assets, beginning		443,180	413,489
Net assets, ending		$323,421	$443,180

Units sold		8,418	16,769
Units redeemed		(13,062)	(37,023)
Net increase (decrease)		(4,644)	(20,254)
Units outstanding, beginning		132,225	152,479
Units outstanding, ending		127,581	132,225

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$9,317,824
Cost of units redeemed/account charges			(10,083,665)
Net investment income (loss)			(179,039)
Net realized gain (loss)			586,824
Realized gain distributions			733,138
Net change in unrealized appreciation (depreciation)			(51,661)
Net assets			$323,421

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.54	128	$323	1.25%	-24.4%	12/31/2022	$2.64	0	$0	1.00%	-24.2%	12/31/2022	$2.75	0	$0	0.75%	-24.0%
12/31/2021	3.35	132	443	1.25%	23.6%	12/31/2021	3.48	0	0	1.00%	23.9%	12/31/2021	3.62	0	0	0.75%	24.2%
12/31/2020	2.71	152	413	1.25%	27.3%	12/31/2020	2.81	0	0	1.00%	27.6%	12/31/2020	2.91	0	0	0.75%	27.9%
12/31/2019	2.13	146	311	1.25%	27.9%	12/31/2019	2.20	0	0	1.00%	28.2%	12/31/2019	2.28	0	0	0.75%	28.5%
12/31/2018	1.67	271	451	1.25%	-17.1%	12/31/2018	1.72	0	0	1.00%	-16.9%	12/31/2018	1.77	0	0	0.75%	-16.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.86	0	$0	0.50%	-23.8%	12/31/2022	$2.98	0	$0	0.25%	-23.6%	12/31/2022	$3.10	0	$0	0.00%	-23.4%
12/31/2021	3.76	0	0	0.50%	24.5%	12/31/2021	3.90	0	0	0.25%	24.8%	12/31/2021	4.05	0	0	0.00%	25.2%
12/31/2020	3.02	0	0	0.50%	28.3%	12/31/2020	3.13	0	0	0.25%	28.6%	12/31/2020	3.24	0	0	0.00%	28.9%
12/31/2019	2.35	0	0	0.50%	28.8%	12/31/2019	2.43	0	0	0.25%	29.1%	12/31/2019	2.51	0	0	0.00%	29.5%
12/31/2018	1.83	0	0	0.50%	-16.5%	12/31/2018	1.88	0	0	0.25%	-16.3%	12/31/2018	1.94	0	0	0.00%	-16.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.4%
2021	0.1%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor New Insights Fund A Class - 06-295

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$124,676	$163,043	4,890
Receivables: investments sold	37
Payables: investments purchased	-
Net assets	$124,713

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$124,713	39,286	$3.17
Band 100	-	-	3.28
Band 75	-	-	3.38
Band 50	-	-	3.49
Band 25	-	-	3.60
Band 0	-	-	3.72
Total	$124,713	39,286

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$524
Mortality & expense charges			(2,739)
Net investment income (loss)			(2,215)

Gain (loss) on investments:
Net realized gain (loss)			(6,873)
Realized gain distributions			18,532
Net change in unrealized appreciation (depreciation)			(98,235)
Net gain (loss)			(86,576)

Increase (decrease) in net assets from operations			$(88,791)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,215)	$(4,644)
Net realized gain (loss)		(6,873)	23,226
Realized gain distributions		18,532	42,857
Net change in unrealized appreciation (depreciation)		(98,235)	16,999

Increase (decrease) in net assets from operations		(88,791)	78,438

Contract owner transactions:
Proceeds from units sold		7,057	13,368
Cost of units redeemed		(152,135)	(98,980)
Account charges		(3)	(23)
Increase (decrease)		(145,081)	(85,635)
Net increase (decrease)		(233,872)	(7,197)
Net assets, beginning		358,585	365,782
Net assets, ending		$124,713	$358,585

Units sold		2,023	3,386
Units redeemed		(43,638)	(23,791)
Net increase (decrease)		(41,615)	(20,405)
Units outstanding, beginning		80,901	101,306
Units outstanding, ending		39,286	80,901

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$11,816,874
Cost of units redeemed/account charges			(15,252,554)
Net investment income (loss)			(383,465)
Net realized gain (loss)			2,052,368
Realized gain distributions			1,929,857
Net change in unrealized appreciation (depreciation)			(38,367)
Net assets			$124,713

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.17	39	$125	1.25%	-28.4%	12/31/2022	$3.28	0	$0	1.00%	-28.2%	12/31/2022	$3.38	0	$0	0.75%	-28.0%
12/31/2021	4.43	81	359	1.25%	22.8%	12/31/2021	4.56	0	0	1.00%	23.1%	12/31/2021	4.70	0	0	0.75%	23.4%
12/31/2020	3.61	101	366	1.25%	22.1%	12/31/2020	3.71	0	0	1.00%	22.4%	12/31/2020	3.81	0	0	0.75%	22.7%
12/31/2019	2.96	196	579	1.25%	27.5%	12/31/2019	3.03	0	0	1.00%	27.9%	12/31/2019	3.10	0	0	0.75%	28.2%
12/31/2018	2.32	188	435	1.25%	-5.6%	12/31/2018	2.37	0	0	1.00%	-5.4%	12/31/2018	2.42	0	0	0.75%	-5.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.49	0	$0	0.50%	-27.8%	12/31/2022	$3.60	0	$0	0.25%	-27.7%	12/31/2022	$3.72	0	$0	0.00%	-27.5%
12/31/2021	4.83	0	0	0.50%	23.7%	12/31/2021	4.98	0	0	0.25%	24.0%	12/31/2021	5.12	0	0	0.00%	24.3%
12/31/2020	3.91	0	0	0.50%	23.0%	12/31/2020	4.01	0	0	0.25%	23.3%	12/31/2020	4.12	0	0	0.00%	23.6%
12/31/2019	3.18	0	0	0.50%	28.5%	12/31/2019	3.25	0	0	0.25%	28.8%	12/31/2019	3.33	0	0	0.00%	29.2%
12/31/2018	2.47	0	0	0.50%	-4.9%	12/31/2018	2.53	0	0	0.25%	-4.7%	12/31/2018	2.58	0	0	0.00%	-4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.2%
2021	0.0%
2020	0.0%
2019	0.1%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor New Insights Fund M Class - 06-166

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,448,747	$2,925,819	102,488
Receivables: investments sold	-
Payables: investments purchased	(4,390)
Net assets	$2,444,357

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,250,673	347,458	$3.60
Band 100	1,193,684	317,330	3.76
Band 75	-	-	3.93
Band 50	-	-	4.11
Band 25	-	-	4.29
Band 0	-	-	4.49
Total	$2,444,357	664,788

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$4,365
Mortality & expense charges			(35,697)
Net investment income (loss)			(31,332)

Gain (loss) on investments:
Net realized gain (loss)			97,596
Realized gain distributions			354,121
Net change in unrealized appreciation (depreciation)			(1,645,322)
Net gain (loss)			(1,193,605)

Increase (decrease) in net assets from operations			$(1,224,937)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(31,332)	$(51,440)
Net realized gain (loss)		97,596	151,062
Realized gain distributions		354,121	575,898
Net change in unrealized appreciation (depreciation)		(1,645,322)	229,470

Increase (decrease) in net assets from operations		(1,224,937)	904,990

Contract owner transactions:
Proceeds from units sold		81,910	141,083
Cost of units redeemed		(1,102,386)	(488,178)
Account charges		(695)	(1,026)
Increase (decrease)		(1,021,171)	(348,121)
Net increase (decrease)		(2,246,108)	556,869
Net assets, beginning		4,690,465	4,133,596
Net assets, ending		$2,444,357	$4,690,465

Units sold		22,270	30,227
Units redeemed		(273,340)	(103,539)
Net increase (decrease)		(251,070)	(73,312)
Units outstanding, beginning		915,858	989,170
Units outstanding, ending		664,788	915,858

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$21,025,717
Cost of units redeemed/account charges			(25,785,918)
Net investment income (loss)			(928,909)
Net realized gain (loss)			3,409,985
Realized gain distributions			5,200,554
Net change in unrealized appreciation (depreciation)			(477,072)
Net assets			$2,444,357

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.60	347	$1,251	1.25%	-28.5%	12/31/2022	$3.76	317	$1,194	1.00%	-28.4%	12/31/2022	$3.93	0	$0	0.75%	-28.2%
12/31/2021	5.04	555	2,795	1.25%	22.5%	12/31/2021	5.25	361	1,895	1.00%	22.8%	12/31/2021	5.47	0	0	0.75%	23.1%
12/31/2020	4.11	594	2,443	1.25%	21.8%	12/31/2020	4.28	395	1,690	1.00%	22.1%	12/31/2020	4.45	0	0	0.75%	22.4%
12/31/2019	3.38	892	3,013	1.25%	27.2%	12/31/2019	3.50	520	1,821	1.00%	27.5%	12/31/2019	3.63	0	0	0.75%	27.8%
12/31/2018	2.66	925	2,457	1.25%	-5.9%	12/31/2018	2.75	595	1,636	1.00%	-5.6%	12/31/2018	2.84	0	0	0.75%	-5.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.11	0	$0	0.50%	-28.0%	12/31/2022	$4.29	0	$0	0.25%	-27.8%	12/31/2022	$4.49	0	$0	0.00%	-27.6%
12/31/2021	5.71	0	0	0.50%	23.4%	12/31/2021	5.95	0	0	0.25%	23.7%	12/31/2021	6.20	0	0	0.00%	24.0%
12/31/2020	4.62	0	0	0.50%	22.7%	12/31/2020	4.81	0	0	0.25%	23.0%	12/31/2020	5.00	0	0	0.00%	23.3%
12/31/2019	3.77	0	0	0.50%	28.2%	12/31/2019	3.91	0	0	0.25%	28.5%	12/31/2019	4.05	0	0	0.00%	28.8%
12/31/2018	2.94	0	0	0.50%	-5.1%	12/31/2018	3.04	0	0	0.25%	-4.9%	12/31/2018	3.15	0	0	0.00%	-4.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.1%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Overseas Fund M Class - 06-165 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.99
Band 100	-	-	2.09
Band 75	-	-	2.19
Band 50	-	-	2.29
Band 25	-	-	2.40
Band 0	-	-	2.51
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /1 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$20,383
Cost of units redeemed/account charges			(22,490)
Net investment income (loss)			(921)
Net realized gain (loss)			(3,258)
Realized gain distributions			6,286
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.99	0	$0	1.25%	-25.7%	12/31/2022	$2.09	0	$0	1.00%	-25.5%	12/31/2022	$2.19	0	$0	0.75%	-25.3%
12/31/2021	2.68	0	0	1.25%	17.2%	12/31/2021	2.80	0	0	1.00%	17.5%	12/31/2021	2.93	0	0	0.75%	17.8%
12/31/2020	2.29	0	0	1.25%	13.0%	12/31/2020	2.38	0	0	1.00%	13.3%	12/31/2020	2.49	0	0	0.75%	13.6%
12/31/2019	2.02	0	0	1.25%	25.6%	12/31/2019	2.11	0	0	1.00%	25.9%	12/31/2019	2.19	0	0	0.75%	26.2%
12/31/2018	1.61	0	0	1.25%	-16.3%	12/31/2018	1.67	0	0	1.00%	-16.1%	12/31/2018	1.73	0	0	0.75%	-15.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.29	0	$0	0.50%	-25.1%	12/31/2022	$2.40	0	$0	0.25%	-25.0%	12/31/2022	$2.51	0	$0	0.00%	-24.8%
12/31/2021	3.06	0	0	0.50%	18.1%	12/31/2021	3.20	0	0	0.25%	18.4%	12/31/2021	3.34	0	0	0.00%	18.7%
12/31/2020	2.59	0	0	0.50%	13.9%	12/31/2020	2.70	0	0	0.25%	14.1%	12/31/2020	2.82	0	0	0.00%	14.4%
12/31/2019	2.28	0	0	0.50%	26.5%	12/31/2019	2.37	0	0	0.25%	26.8%	12/31/2019	2.46	0	0	0.00%	27.1%
12/31/2018	1.80	0	0	0.50%	-15.6%	12/31/2018	1.87	0	0	0.25%	-15.4%	12/31/2018	1.94	0	0	0.00%	-15.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Real Estate Fund I Class - 06-047

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$96,407	$125,788	6,185
Receivables: investments sold	762
Payables: investments purchased	-
Net assets	$97,169

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$97,169	73,423	$1.32
Band 100	-	-	1.35
Band 75	-	-	1.38
Band 50	-	-	1.41
Band 25	-	-	1.45
Band 0	-	-	1.48
Total	$97,169	73,423

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$994
Mortality & expense charges			(1,427)
Net investment income (loss)			(433)

Gain (loss) on investments:
Net realized gain (loss)			(403)
Realized gain distributions			13,950
Net change in unrealized appreciation (depreciation)			(54,259)
Net gain (loss)			(40,712)

Increase (decrease) in net assets from operations			$(41,145)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(433)	$(967)
Net realized gain (loss)		(403)	11,480
Realized gain distributions		13,950	6,862
Net change in unrealized appreciation (depreciation)		(54,259)	37,292

Increase (decrease) in net assets from operations		(41,145)	54,667

Contract owner transactions:
Proceeds from units sold		11,421	88,061
Cost of units redeemed		(18,021)	(144,109)
Account charges		(39)	(50)
Increase (decrease)		(6,639)	(56,098)
Net increase (decrease)		(47,784)	(1,431)
Net assets, beginning		144,953	146,384
Net assets, ending		$97,169	$144,953

Units sold		7,913	59,864
Units redeemed		(12,420)	(89,789)
Net increase (decrease)		(4,507)	(29,925)
Units outstanding, beginning		77,930	107,855
Units outstanding, ending		73,423	77,930

* Date of Fund Inception into Variable Account: 2 /14 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,130,800
Cost of units redeemed/account charges			(2,250,817)
Net investment income (loss)			23,170
Net realized gain (loss)			31,554
Realized gain distributions			191,843
Net change in unrealized appreciation (depreciation)			(29,381)
Net assets			$97,169

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.32	73	$97	1.25%	-28.9%	12/31/2022	$1.35	0	$0	1.00%	-28.7%	12/31/2022	$1.38	0	$0	0.75%	-28.5%
12/31/2021	1.86	78	145	1.25%	37.0%	12/31/2021	1.90	0	0	1.00%	37.4%	12/31/2021	1.93	0	0	0.75%	37.7%
12/31/2020	1.36	108	146	1.25%	-7.8%	12/31/2020	1.38	0	0	1.00%	-7.6%	12/31/2020	1.40	0	0	0.75%	-7.4%
12/31/2019	1.47	278	409	1.25%	21.4%	12/31/2019	1.49	0	0	1.00%	21.7%	12/31/2019	1.52	0	0	0.75%	22.0%
12/31/2018	1.21	705	854	1.25%	-7.5%	12/31/2018	1.23	0	0	1.00%	-7.3%	12/31/2018	1.24	0	0	0.75%	-7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.41	0	$0	0.50%	-28.3%	12/31/2022	$1.45	0	$0	0.25%	-28.1%	12/31/2022	$1.48	0	$0	0.00%	-28.0%
12/31/2021	1.97	0	0	0.50%	38.1%	12/31/2021	2.01	0	0	0.25%	38.4%	12/31/2021	2.05	0	0	0.00%	38.8%
12/31/2020	1.43	0	0	0.50%	-7.1%	12/31/2020	1.45	0	0	0.25%	-6.9%	12/31/2020	1.48	0	0	0.00%	-6.7%
12/31/2019	1.54	0	0	0.50%	22.4%	12/31/2019	1.56	0	0	0.25%	22.7%	12/31/2019	1.58	0	0	0.00%	23.0%
12/31/2018	1.26	0	0	0.50%	-6.8%	12/31/2018	1.27	0	0	0.25%	-6.6%	12/31/2018	1.29	0	0	0.00%	-6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.8%
2021	0.7%
2020	0.9%
2019	1.6%
2018	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Real Estate Fund M Class - 06-391

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$43,092	$57,094	2,926
Receivables: investments sold	1,892
Payables: investments purchased	-
Net assets	$44,984

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$44,984	28,708	$1.57
Band 100	-	-	1.61
Band 75	-	-	1.66
Band 50	-	-	1.71
Band 25	-	-	1.76
Band 0	-	-	1.81
Total	$44,984	28,708

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$413
Mortality & expense charges			(592)
Net investment income (loss)			(179)

Gain (loss) on investments:
Net realized gain (loss)			273
Realized gain distributions			6,359
Net change in unrealized appreciation (depreciation)			(23,071)
Net gain (loss)			(16,439)

Increase (decrease) in net assets from operations			$(16,618)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(179)	$(316)
Net realized gain (loss)		273	85
Realized gain distributions		6,359	2,805
Net change in unrealized appreciation (depreciation)		(23,071)	12,360

Increase (decrease) in net assets from operations		(16,618)	14,934

Contract owner transactions:
Proceeds from units sold		8,780	6,453
Cost of units redeemed		(3,348)	(3,653)
Account charges		(103)	(96)
Increase (decrease)		5,329	2,704
Net increase (decrease)		(11,289)	17,638
Net assets, beginning		56,273	38,635
Net assets, ending		$44,984	$56,273

Units sold		5,239	3,358
Units redeemed		(1,977)	(1,755)
Net increase (decrease)		3,262	1,603
Units outstanding, beginning		25,446	23,843
Units outstanding, ending		28,708	25,446

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$875,118
Cost of units redeemed/account charges			(943,307)
Net investment income (loss)			(2,500)
Net realized gain (loss)			57,825
Realized gain distributions			71,850
Net change in unrealized appreciation (depreciation)			(14,002)
Net assets			$44,984

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.57	29	$45	1.25%	-29.1%	12/31/2022	$1.61	0	$0	1.00%	-29.0%	12/31/2022	$1.66	0	$0	0.75%	-28.8%
12/31/2021	2.21	25	56	1.25%	36.5%	12/31/2021	2.27	0	0	1.00%	36.8%	12/31/2021	2.33	0	0	0.75%	37.2%
12/31/2020	1.62	24	39	1.25%	-8.3%	12/31/2020	1.66	0	0	1.00%	-8.0%	12/31/2020	1.70	0	0	0.75%	-7.8%
12/31/2019	1.77	22	40	1.25%	20.9%	12/31/2019	1.80	0	0	1.00%	21.2%	12/31/2019	1.84	0	0	0.75%	21.5%
12/31/2018	1.46	22	32	1.25%	-8.0%	12/31/2018	1.49	0	0	1.00%	-7.8%	12/31/2018	1.52	0	0	0.75%	-7.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.71	0	$0	0.50%	-28.6%	12/31/2022	$1.76	0	$0	0.25%	-28.4%	12/31/2022	$1.81	0	$0	0.00%	-28.3%
12/31/2021	2.39	0	0	0.50%	37.5%	12/31/2021	2.46	0	0	0.25%	37.8%	12/31/2021	2.52	0	0	0.00%	38.2%
12/31/2020	1.74	0	0	0.50%	-7.6%	12/31/2020	1.78	0	0	0.25%	-7.3%	12/31/2020	1.83	0	0	0.00%	-7.1%
12/31/2019	1.88	0	0	0.50%	21.8%	12/31/2019	1.92	0	0	0.25%	22.1%	12/31/2019	1.96	0	0	0.00%	22.4%
12/31/2018	1.55	0	0	0.50%	-7.3%	12/31/2018	1.57	0	0	0.25%	-7.1%	12/31/2018	1.60	0	0	0.00%	-6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.8%
2021	0.6%
2020	1.0%
2019	1.7%
2018	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Real Estate Fund A Class - 06-392

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.61
Band 100	-	-	1.66
Band 75	-	-	1.70
Band 50	-	-	1.75
Band 25	-	-	1.80
Band 0	-	-	1.86
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(71)
Net realized gain (loss)		-	(315)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	2,335

Increase (decrease) in net assets from operations		-	1,949

Contract owner transactions:
Proceeds from units sold		-	1,351
Cost of units redeemed		-	(52,493)
Account charges		-	-
Increase (decrease)		-	(51,142)
Net increase (decrease)		-	(49,193)
Net assets, beginning		-	49,193
Net assets, ending		$-	$-

Units sold		-	805
Units redeemed		-	(30,519)
Net increase (decrease)		-	(29,714)
Units outstanding, beginning		-	29,714
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$6,065,102
Cost of units redeemed/account charges			(6,786,583)
Net investment income (loss)			20,407
Net realized gain (loss)			175,437
Realized gain distributions			525,637
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.61	0	$0	1.25%	-29.0%	12/31/2022	$1.66	0	$0	1.00%	-28.8%	12/31/2022	$1.70	0	$0	0.75%	-28.6%
12/31/2021	2.26	0	0	1.25%	36.8%	12/31/2021	2.33	0	0	1.00%	37.1%	12/31/2021	2.39	0	0	0.75%	37.5%
12/31/2020	1.66	30	49	1.25%	-8.1%	12/31/2020	1.70	0	0	1.00%	-7.8%	12/31/2020	1.74	0	0	0.75%	-7.6%
12/31/2019	1.80	78	140	1.25%	21.2%	12/31/2019	1.84	0	0	1.00%	21.5%	12/31/2019	1.88	0	0	0.75%	21.8%
12/31/2018	1.49	408	607	1.25%	-7.8%	12/31/2018	1.51	0	0	1.00%	-7.6%	12/31/2018	1.54	0	0	0.75%	-7.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.75	0	$0	0.50%	-28.4%	12/31/2022	$1.80	0	$0	0.25%	-28.3%	12/31/2022	$1.86	0	$0	0.00%	-28.1%
12/31/2021	2.45	0	0	0.50%	37.8%	12/31/2021	2.52	0	0	0.25%	38.2%	12/31/2021	2.58	0	0	0.00%	38.5%
12/31/2020	1.78	0	0	0.50%	-7.4%	12/31/2020	1.82	0	0	0.25%	-7.1%	12/31/2020	1.86	0	0	0.00%	-6.9%
12/31/2019	1.92	0	0	0.50%	22.1%	12/31/2019	1.96	0	0	0.25%	22.4%	12/31/2019	2.00	0	0	0.00%	22.7%
12/31/2018	1.57	0	0	0.50%	-7.1%	12/31/2018	1.60	0	0	0.25%	-6.9%	12/31/2018	1.63	0	0	0.00%	-6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.6%
2019	0.7%
2018	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Small Cap Fund A Class - 06-393

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$34,490	$43,173	1,429
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$34,491

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$34,491	16,953	$2.03
Band 100	-	-	2.09
Band 75	-	-	2.16
Band 50	-	-	2.22
Band 25	-	-	2.28
Band 0	-	-	2.35
Total	$34,491	16,953

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(441)
Net investment income (loss)			(441)

Gain (loss) on investments:
Net realized gain (loss)			(60)
Realized gain distributions			1,753
Net change in unrealized appreciation (depreciation)			(10,572)
Net gain (loss)			(8,879)

Increase (decrease) in net assets from operations			$(9,320)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(441)	$(383)
Net realized gain (loss)		(60)	45
Realized gain distributions		1,753	4,240
Net change in unrealized appreciation (depreciation)		(10,572)	1,889

Increase (decrease) in net assets from operations		(9,320)	5,791

Contract owner transactions:
Proceeds from units sold		950	37,070
Cost of units redeemed		-	-
Account charges		(2)	(1)
Increase (decrease)		948	37,069
Net increase (decrease)		(8,372)	42,860
Net assets, beginning		42,863	3
Net assets, ending		$34,491	$42,863

Units sold		455	16,498
Units redeemed		(1)	-
Net increase (decrease)		454	16,498
Units outstanding, beginning		16,499	1
Units outstanding, ending		16,953	16,499

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$204,245
Cost of units redeemed/account charges			(188,659)
Net investment income (loss)			(3,040)
Net realized gain (loss)			16,887
Realized gain distributions			13,741
Net change in unrealized appreciation (depreciation)			(8,683)
Net assets			$34,491

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.03	17	$34	1.25%	-21.7%	12/31/2022	$2.09	0	$0	1.00%	-21.5%	12/31/2022	$2.16	0	$0	0.75%	-21.3%
12/31/2021	2.60	16	43	1.25%	29.7%	12/31/2021	2.67	0	0	1.00%	30.0%	12/31/2021	2.74	0	0	0.75%	30.3%
12/31/2020	2.00	0	0	1.25%	15.7%	12/31/2020	2.05	0	0	1.00%	16.0%	12/31/2020	2.10	0	0	0.75%	16.3%
12/31/2019	1.73	7	12	1.25%	30.7%	12/31/2019	1.77	0	0	1.00%	31.0%	12/31/2019	1.81	0	0	0.75%	31.3%
12/31/2018	1.33	7	9	1.25%	-18.0%	12/31/2018	1.35	0	0	1.00%	-17.8%	12/31/2018	1.38	0	0	0.75%	-17.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.22	0	$0	0.50%	-21.1%	12/31/2022	$2.28	0	$0	0.25%	-20.9%	12/31/2022	$2.35	0	$0	0.00%	-20.7%
12/31/2021	2.81	0	0	0.50%	30.6%	12/31/2021	2.89	0	0	0.25%	31.0%	12/31/2021	2.96	0	0	0.00%	31.3%
12/31/2020	2.15	0	0	0.50%	16.6%	12/31/2020	2.20	0	0	0.25%	16.9%	12/31/2020	2.26	0	0	0.00%	17.2%
12/31/2019	1.85	0	0	0.50%	31.7%	12/31/2019	1.89	0	0	0.25%	32.0%	12/31/2019	1.93	0	0	0.00%	32.3%
12/31/2018	1.40	0	0	0.50%	-17.4%	12/31/2018	1.43	0	0	0.25%	-17.1%	12/31/2018	1.46	0	0	0.00%	-16.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Small Cap Fund M Class - 06-275

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,069,902	$2,306,782	97,044
Receivables: investments sold	-
Payables: investments purchased	(5,756)
Net assets	$2,064,146

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,538,409	322,547	$4.77
Band 100	166,191	33,207	5.00
Band 75	-	-	5.25
Band 50	359,546	65,249	5.51
Band 25	-	-	5.78
Band 0	-	-	6.15
Total	$2,064,146	421,003

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(25,492)
Net investment income (loss)			(25,492)

Gain (loss) on investments:
Net realized gain (loss)			28,405
Realized gain distributions			118,559
Net change in unrealized appreciation (depreciation)			(783,776)
Net gain (loss)			(636,812)

Increase (decrease) in net assets from operations			$(662,304)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(25,492)	$(32,492)
Net realized gain (loss)		28,405	121,435
Realized gain distributions		118,559	347,102
Net change in unrealized appreciation (depreciation)		(783,776)	316,349

Increase (decrease) in net assets from operations		(662,304)	752,394

Contract owner transactions:
Proceeds from units sold		302,023	384,908
Cost of units redeemed		(763,380)	(553,349)
Account charges		(2,888)	(692)
Increase (decrease)		(464,245)	(169,133)
Net increase (decrease)		(1,126,549)	583,261
Net assets, beginning		3,190,695	2,607,434
Net assets, ending		$2,064,146	$3,190,695

Units sold		60,465	69,176
Units redeemed		(146,140)	(99,514)
Net increase (decrease)		(85,675)	(30,338)
Units outstanding, beginning		506,678	537,016
Units outstanding, ending		421,003	506,678

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$33,259,200
Cost of units redeemed/account charges			(38,586,303)
Net investment income (loss)			(977,742)
Net realized gain (loss)			1,406,214
Realized gain distributions			7,199,657
Net change in unrealized appreciation (depreciation)			(236,880)
Net assets			$2,064,146

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.77	323	$1,538	1.25%	-21.9%	12/31/2022	$5.00	33	$166	1.00%	-21.7%	12/31/2022	$5.25	0	$0	0.75%	-21.5%
12/31/2021	6.11	374	2,286	1.25%	29.3%	12/31/2021	6.39	35	226	1.00%	29.7%	12/31/2021	6.69	0	0	0.75%	30.0%
12/31/2020	4.72	393	1,857	1.25%	15.5%	12/31/2020	4.93	48	237	1.00%	15.7%	12/31/2020	5.15	0	0	0.75%	16.0%
12/31/2019	4.09	531	2,173	1.25%	30.4%	12/31/2019	4.26	61	258	1.00%	30.7%	12/31/2019	4.44	0	0	0.75%	31.1%
12/31/2018	3.14	644	2,020	1.25%	-18.2%	12/31/2018	3.26	101	331	1.00%	-18.0%	12/31/2018	3.38	0	0	0.75%	-17.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$5.51	65	$360	0.50%	-21.3%	12/31/2022	$5.78	0	$0	0.25%	-21.1%	12/31/2022	$6.15	0	$0	0.00%	-20.9%
12/31/2021	7.00	97	679	0.50%	30.3%	12/31/2021	7.33	0	0	0.25%	30.6%	12/31/2021	7.78	0	0	0.00%	31.0%
12/31/2020	5.37	96	514	0.50%	16.3%	12/31/2020	5.61	0	0	0.25%	16.6%	12/31/2020	5.94	0	0	0.00%	16.9%
12/31/2019	4.62	106	488	0.50%	31.4%	12/31/2019	4.81	0	0	0.25%	31.7%	12/31/2019	5.08	0	0	0.00%	32.1%
12/31/2018	3.52	117	410	0.50%	-17.6%	12/31/2018	3.65	0	0	0.25%	-17.3%	12/31/2018	3.85	5	20	0.00%	-17.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Stock Selector All Cap Fund M Class - 06-841

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$182,423	$131,685	3,301
Receivables: investments sold	-
Payables: investments purchased	(17)
Net assets	$182,406

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$52,057	20,041	$2.60
Band 100	130,349	48,922	2.66
Band 75	-	-	2.73
Band 50	-	-	2.80
Band 25	-	-	2.88
Band 0	-	-	2.95
Total	$182,406	68,963

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$412
Mortality & expense charges			(2,463)
Net investment income (loss)			(2,051)

Gain (loss) on investments:
Net realized gain (loss)			25,325
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(82,141)
Net gain (loss)			(56,816)

Increase (decrease) in net assets from operations			$(58,867)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,051)	$(3,647)
Net realized gain (loss)		25,325	43,568
Realized gain distributions		-	2,449
Net change in unrealized appreciation (depreciation)		(82,141)	25,295

Increase (decrease) in net assets from operations		(58,867)	67,665

Contract owner transactions:
Proceeds from units sold		3	4
Cost of units redeemed		(70,923)	(100,646)
Account charges		(46)	(47)
Increase (decrease)		(70,966)	(100,689)
Net increase (decrease)		(129,833)	(33,024)
Net assets, beginning		312,239	345,263
Net assets, ending		$182,406	$312,239

Units sold		-	1
Units redeemed		(24,729)	(31,619)
Net increase (decrease)		(24,729)	(31,618)
Units outstanding, beginning		93,692	125,310
Units outstanding, ending		68,963	93,692

* Date of Fund Inception into Variable Account: 10 /26 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$655,143
Cost of units redeemed/account charges			(760,874)
Net investment income (loss)			(28,273)
Net realized gain (loss)			155,251
Realized gain distributions			110,421
Net change in unrealized appreciation (depreciation)			50,738
Net assets			$182,406

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.60	20	$52	1.25%	-21.0%	12/31/2022	$2.66	49	$130	1.00%	-20.8%	12/31/2022	$2.73	0	$0	0.75%	-20.6%
12/31/2021	3.29	38	125	1.25%	21.0%	12/31/2021	3.36	56	187	1.00%	21.3%	12/31/2021	3.44	0	0	0.75%	21.6%
12/31/2020	2.72	42	113	1.25%	22.7%	12/31/2020	2.77	84	232	1.00%	23.0%	12/31/2020	2.83	0	0	0.75%	23.3%
12/31/2019	2.22	54	120	1.25%	29.9%	12/31/2019	2.26	95	213	1.00%	30.2%	12/31/2019	2.30	0	0	0.75%	30.5%
12/31/2018	1.71	73	124	1.25%	-10.3%	12/31/2018	1.73	100	173	1.00%	-10.0%	12/31/2018	1.76	0	0	0.75%	-9.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.80	0	$0	0.50%	-20.4%	12/31/2022	$2.88	0	$0	0.25%	-20.2%	12/31/2022	$2.95	0	$0	0.00%	-20.0%
12/31/2021	3.52	0	0	0.50%	21.9%	12/31/2021	3.60	0	0	0.25%	22.2%	12/31/2021	3.69	0	0	0.00%	22.5%
12/31/2020	2.89	0	0	0.50%	23.6%	12/31/2020	2.95	0	0	0.25%	23.9%	12/31/2020	3.01	0	0	0.00%	24.2%
12/31/2019	2.34	0	0	0.50%	30.9%	12/31/2019	2.38	0	0	0.25%	31.2%	12/31/2019	2.42	0	0	0.00%	31.5%
12/31/2018	1.79	0	0	0.50%	-9.6%	12/31/2018	1.81	0	0	0.25%	-9.4%	12/31/2018	1.84	0	0	0.00%	-9.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.2%
2021	0.0%
2020	0.3%
2019	0.3%
2018	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Stock Selector Mid Cap Fund M Class - 06-270

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$204,489	$227,976	6,103
Receivables: investments sold	94
Payables: investments purchased	-
Net assets	$204,583

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$204,583	48,674	$4.20
Band 100	-	-	4.41
Band 75	-	-	4.63
Band 50	-	-	4.86
Band 25	-	-	5.10
Band 0	-	-	5.40
Total	$204,583	48,674

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$421
Mortality & expense charges			(2,086)
Net investment income (loss)			(1,665)

Gain (loss) on investments:
Net realized gain (loss)			3,688
Realized gain distributions			17,659
Net change in unrealized appreciation (depreciation)			(44,943)
Net gain (loss)			(23,596)

Increase (decrease) in net assets from operations			$(25,261)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,665)	$(1,577)
Net realized gain (loss)		3,688	15,457
Realized gain distributions		17,659	15,237
Net change in unrealized appreciation (depreciation)		(44,943)	(1,734)

Increase (decrease) in net assets from operations		(25,261)	27,383

Contract owner transactions:
Proceeds from units sold		129,140	24,915
Cost of units redeemed		(34,088)	(50,882)
Account charges		(23)	(234)
Increase (decrease)		95,029	(26,201)
Net increase (decrease)		69,768	1,182
Net assets, beginning		134,815	133,633
Net assets, ending		$204,583	$134,815

Units sold		29,081	5,301
Units redeemed		(7,551)	(10,739)
Net increase (decrease)		21,530	(5,438)
Units outstanding, beginning		27,144	32,582
Units outstanding, ending		48,674	27,144

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,030,637
Cost of units redeemed/account charges			(2,087,456)
Net investment income (loss)			(43,207)
Net realized gain (loss)			94,949
Realized gain distributions			233,147
Net change in unrealized appreciation (depreciation)			(23,487)
Net assets			$204,583

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.20	49	$205	1.25%	-15.4%	12/31/2022	$4.41	0	$0	1.00%	-15.2%	12/31/2022	$4.63	0	$0	0.75%	-14.9%
12/31/2021	4.97	27	135	1.25%	21.1%	12/31/2021	5.20	0	0	1.00%	21.4%	12/31/2021	5.44	0	0	0.75%	21.7%
12/31/2020	4.10	33	134	1.25%	11.1%	12/31/2020	4.28	0	0	1.00%	11.4%	12/31/2020	4.47	0	0	0.75%	11.7%
12/31/2019	3.69	45	166	1.25%	27.4%	12/31/2019	3.84	0	0	1.00%	27.7%	12/31/2019	4.00	0	0	0.75%	28.0%
12/31/2018	2.90	130	378	1.25%	-10.1%	12/31/2018	3.01	0	0	1.00%	-9.9%	12/31/2018	3.13	0	0	0.75%	-9.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.86	0	$0	0.50%	-14.7%	12/31/2022	$5.10	0	$0	0.25%	-14.5%	12/31/2022	$5.40	0	$0	0.00%	-14.3%
12/31/2021	5.70	0	0	0.50%	22.0%	12/31/2021	5.96	0	0	0.25%	22.3%	12/31/2021	6.30	0	0	0.00%	22.6%
12/31/2020	4.67	0	0	0.50%	11.9%	12/31/2020	4.87	0	0	0.25%	12.2%	12/31/2020	5.14	0	0	0.00%	12.5%
12/31/2019	4.17	0	0	0.50%	28.4%	12/31/2019	4.34	0	0	0.25%	28.7%	12/31/2019	4.57	0	0	0.00%	29.0%
12/31/2018	3.25	0	0	0.50%	-9.4%	12/31/2018	3.38	0	0	0.25%	-9.2%	12/31/2018	3.54	0	0	0.00%	-8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.2%
2021	0.2%
2020	0.5%
2019	0.2%
2018	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Strategic Dividend & Income Fund M Class - 06-043

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.71
Band 100	-	-	1.74
Band 75	-	-	1.78
Band 50	-	-	1.83
Band 25	-	-	1.87
Band 0	-	-	1.91
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$3,926
Net realized gain (loss)		-	276,377
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	(130,360)

Increase (decrease) in net assets from operations		-	149,943

Contract owner transactions:
Proceeds from units sold		-	88,273
Cost of units redeemed		-	(1,920,569)
Account charges		-	-
Increase (decrease)		-	(1,832,296)
Net increase (decrease)		-	(1,682,353)
Net assets, beginning		-	1,682,353
Net assets, ending		$-	$-

Units sold		-	49,403
Units redeemed		-	(1,017,324)
Net increase (decrease)		-	(967,921)
Units outstanding, beginning		-	967,921
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$3,678,913
Cost of units redeemed/account charges			(4,309,318)
Net investment income (loss)			104,747
Net realized gain (loss)			278,819
Realized gain distributions			246,839
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.71	0	$0	1.25%	-11.5%	12/31/2022	$1.74	0	$0	1.00%	-11.3%	12/31/2022	$1.78	0	$0	0.75%	-11.1%
12/31/2021	1.93	0	0	1.25%	17.0%	12/31/2021	1.97	0	0	1.00%	17.2%	12/31/2021	2.01	0	0	0.75%	17.5%
12/31/2020	1.65	0	0	1.25%	9.3%	12/31/2020	1.68	0	0	1.00%	9.6%	12/31/2020	1.71	0	0	0.75%	9.8%
12/31/2019	1.51	0	0	1.25%	20.3%	12/31/2019	1.53	0	0	1.00%	20.6%	12/31/2019	1.55	0	0	0.75%	20.9%
12/31/2018	1.25	0	0	1.25%	-6.2%	12/31/2018	1.27	0	0	1.00%	-6.0%	12/31/2018	1.29	0	0	0.75%	-5.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.83	0	$0	0.50%	-10.9%	12/31/2022	$1.87	0	$0	0.25%	-10.6%	12/31/2022	$1.91	0	$0	0.00%	-10.4%
12/31/2021	2.05	0	0	0.50%	17.8%	12/31/2021	2.09	0	0	0.25%	18.1%	12/31/2021	2.13	0	0	0.00%	18.4%
12/31/2020	1.74	968	1,682	0.50%	10.1%	12/31/2020	1.77	0	0	0.25%	10.4%	12/31/2020	1.80	0	0	0.00%	10.7%
12/31/2019	1.58	959	1,514	0.50%	21.3%	12/31/2019	1.60	0	0	0.25%	21.6%	12/31/2019	1.63	0	0	0.00%	21.9%
12/31/2018	1.30	975	1,269	0.50%	-5.5%	12/31/2018	1.32	0	0	0.25%	-5.3%	12/31/2018	1.34	0	0	0.00%	-5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.8%
2020	2.2%
2019	1.7%
2018	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Strategic Income Fund A Class - 06-110

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$458,855	$515,568	43,568
Receivables: investments sold	8,639
Payables: investments purchased	-
Net assets	$467,494

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$467,494	377,972	$1.24
Band 100	-	-	1.28
Band 75	-	-	1.31
Band 50	-	-	1.36
Band 25	-	-	1.40
Band 0	-	-	1.44
Total	$467,494	377,972

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$14,991
Mortality & expense charges			(5,831)
Net investment income (loss)			9,160

Gain (loss) on investments:
Net realized gain (loss)			(4,425)
Realized gain distributions			585
Net change in unrealized appreciation (depreciation)			(69,774)
Net gain (loss)			(73,614)

Increase (decrease) in net assets from operations			$(64,454)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,160	$5,202
Net realized gain (loss)		(4,425)	550
Realized gain distributions		585	8,852
Net change in unrealized appreciation (depreciation)		(69,774)	(4,607)

Increase (decrease) in net assets from operations		(64,454)	9,997

Contract owner transactions:
Proceeds from units sold		75,651	104,320
Cost of units redeemed		(48,977)	(7,264)
Account charges		(106)	(100)
Increase (decrease)		26,568	96,956
Net increase (decrease)		(37,886)	106,953
Net assets, beginning		505,380	398,427
Net assets, ending		$467,494	$505,380

Units sold		58,757	74,587
Units redeemed		(38,743)	(5,290)
Net increase (decrease)		20,014	69,297
Units outstanding, beginning		357,958	288,661
Units outstanding, ending		377,972	357,958

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,262,522
Cost of units redeemed/account charges			(829,047)
Net investment income (loss)			59,569
Net realized gain (loss)			4,204
Realized gain distributions			26,959
Net change in unrealized appreciation (depreciation)			(56,713)
Net assets			$467,494

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.24	378	$467	1.25%	-12.4%	12/31/2022	$1.28	0	$0	1.00%	-12.2%	12/31/2022	$1.31	0	$0	0.75%	-12.0%
12/31/2021	1.41	358	505	1.25%	2.3%	12/31/2021	1.45	0	0	1.00%	2.5%	12/31/2021	1.49	0	0	0.75%	2.8%
12/31/2020	1.38	289	398	1.25%	5.9%	12/31/2020	1.42	0	0	1.00%	6.1%	12/31/2020	1.45	0	0	0.75%	6.4%
12/31/2019	1.30	351	458	1.25%	9.4%	12/31/2019	1.33	0	0	1.00%	9.6%	12/31/2019	1.36	0	0	0.75%	9.9%
12/31/2018	1.19	304	362	1.25%	-4.2%	12/31/2018	1.22	0	0	1.00%	-3.9%	12/31/2018	1.24	0	0	0.75%	-3.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.36	0	$0	0.50%	-11.7%	12/31/2022	$1.40	0	$0	0.25%	-11.5%	12/31/2022	$1.44	0	$0	0.00%	-11.3%
12/31/2021	1.54	0	0	0.50%	3.1%	12/31/2021	1.58	0	0	0.25%	3.3%	12/31/2021	1.62	0	0	0.00%	3.6%
12/31/2020	1.49	0	0	0.50%	6.7%	12/31/2020	1.53	0	0	0.25%	6.9%	12/31/2020	1.57	0	0	0.00%	7.2%
12/31/2019	1.40	0	0	0.50%	10.2%	12/31/2019	1.43	0	0	0.25%	10.5%	12/31/2019	1.46	0	0	0.00%	10.7%
12/31/2018	1.27	0	0	0.50%	-3.4%	12/31/2018	1.29	0	0	0.25%	-3.2%	12/31/2018	1.32	0	0	0.00%	-3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.1%
2021	2.4%
2020	3.1%
2019	3.1%
2018	3.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Total Bond Fund I Class - 06-027

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,434,136	$9,830,899	900,921
Receivables: investments sold	-
Payables: investments purchased	(35,696)
Net assets	$8,398,440

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,034,625	7,516,828	$1.07
Band 100	-	-	1.09
Band 75	-	-	1.12
Band 50	-	-	1.14
Band 25	-	-	1.17
Band 0	363,815	303,750	1.20
Total	$8,398,440	7,820,578

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$273,445
Mortality & expense charges			(106,201)
Net investment income (loss)			167,244

Gain (loss) on investments:
Net realized gain (loss)			(174,710)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,348,190)
Net gain (loss)			(1,522,900)

Increase (decrease) in net assets from operations			$(1,355,656)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$167,244	$67,297
Net realized gain (loss)		(174,710)	103,224
Realized gain distributions		-	4,214
Net change in unrealized appreciation (depreciation)		(1,348,190)	(286,243)

Increase (decrease) in net assets from operations		(1,355,656)	(111,508)

Contract owner transactions:
Proceeds from units sold		2,206,734	7,451,722
Cost of units redeemed		(1,805,020)	(3,382,242)
Account charges		(7,208)	(6,362)
Increase (decrease)		394,506	4,063,118
Net increase (decrease)		(961,150)	3,951,610
Net assets, beginning		9,359,590	5,407,980
Net assets, ending		$8,398,440	$9,359,590

Units sold		1,919,584	5,963,184
Units redeemed		(1,622,809)	(2,723,966)
Net increase (decrease)		296,775	3,239,218
Units outstanding, beginning		7,523,803	4,284,585
Units outstanding, ending		7,820,578	7,523,803

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$28,492,655
Cost of units redeemed/account charges			(19,754,592)
Net investment income (loss)			753,727
Net realized gain (loss)			100,962
Realized gain distributions			202,451
Net change in unrealized appreciation (depreciation)			(1,396,763)
Net assets			$8,398,440

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.07	7,517	$8,035	1.25%	-14.0%	12/31/2022	$1.09	0	$0	1.00%	-13.8%	12/31/2022	$1.12	0	$0	0.75%	-13.5%
12/31/2021	1.24	7,435	9,238	1.25%	-1.4%	12/31/2021	1.27	0	0	1.00%	-1.1%	12/31/2021	1.29	0	0	0.75%	-0.9%
12/31/2020	1.26	4,203	5,296	1.25%	8.0%	12/31/2020	1.28	0	0	1.00%	8.2%	12/31/2020	1.31	0	0	0.75%	8.5%
12/31/2019	1.17	3,989	4,656	1.25%	8.5%	12/31/2019	1.19	0	0	1.00%	8.7%	12/31/2019	1.20	0	0	0.75%	9.0%
12/31/2018	1.08	3,309	3,560	1.25%	-2.1%	12/31/2018	1.09	0	0	1.00%	-1.8%	12/31/2018	1.10	0	0	0.75%	-1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.14	0	$0	0.50%	-13.3%	12/31/2022	$1.17	0	$0	0.25%	-13.1%	12/31/2022	$1.20	304	$364	0.00%	-12.9%
12/31/2021	1.32	0	0	0.50%	-0.6%	12/31/2021	1.35	0	0	0.25%	-0.4%	12/31/2021	1.37	89	122	0.00%	-0.2%
12/31/2020	1.33	0	0	0.50%	8.8%	12/31/2020	1.35	0	0	0.25%	9.0%	12/31/2020	1.38	81	112	0.00%	9.3%
12/31/2019	1.22	0	0	0.50%	9.3%	12/31/2019	1.24	0	0	0.25%	9.6%	12/31/2019	1.26	828	1,044	0.00%	9.8%
12/31/2018	1.12	0	0	0.50%	-1.3%	12/31/2018	1.13	0	0	0.25%	-1.1%	12/31/2018	1.15	889	1,020	0.00%	-0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.1%
2021	2.1%
2020	2.4%
2019	3.2%
2018	3.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Total Bond Fund M Class - 06-044

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$757,875	$855,014	82,216
Receivables: investments sold	8,547
Payables: investments purchased	-
Net assets	$766,422

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$766,422	734,171	$1.04
Band 100	-	-	1.07
Band 75	-	-	1.09
Band 50	-	-	1.12
Band 25	-	-	1.14
Band 0	-	-	1.17
Total	$766,422	734,171

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$21,587
Mortality & expense charges			(9,374)
Net investment income (loss)			12,213

Gain (loss) on investments:
Net realized gain (loss)			(32,539)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(94,378)
Net gain (loss)			(126,917)

Increase (decrease) in net assets from operations			$(114,704)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$12,213	$4,261
Net realized gain (loss)		(32,539)	(11,462)
Realized gain distributions		-	345
Net change in unrealized appreciation (depreciation)		(94,378)	(3,014)

Increase (decrease) in net assets from operations		(114,704)	(9,870)

Contract owner transactions:
Proceeds from units sold		351,769	1,369,267
Cost of units redeemed		(244,178)	(924,777)
Account charges		(576)	(359)
Increase (decrease)		107,015	444,131
Net increase (decrease)		(7,689)	434,261
Net assets, beginning		774,111	339,850
Net assets, ending		$766,422	$774,111

Units sold		325,525	1,119,972
Units redeemed		(227,142)	(758,991)
Net increase (decrease)		98,383	360,981
Units outstanding, beginning		635,788	274,807
Units outstanding, ending		734,171	635,788

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$4,590,462
Cost of units redeemed/account charges			(3,771,504)
Net investment income (loss)			60,034
Net realized gain (loss)			(38,592)
Realized gain distributions			23,161
Net change in unrealized appreciation (depreciation)			(97,139)
Net assets			$766,422

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.04	734	$766	1.25%	-14.3%	12/31/2022	$1.07	0	$0	1.00%	-14.0%	12/31/2022	$1.09	0	$0	0.75%	-13.8%
12/31/2021	1.22	636	774	1.25%	-1.5%	12/31/2021	1.24	0	0	1.00%	-1.3%	12/31/2021	1.27	0	0	0.75%	-1.1%
12/31/2020	1.24	275	340	1.25%	7.7%	12/31/2020	1.26	0	0	1.00%	8.0%	12/31/2020	1.28	0	0	0.75%	8.2%
12/31/2019	1.15	232	267	1.25%	8.1%	12/31/2019	1.17	0	0	1.00%	8.4%	12/31/2019	1.18	0	0	0.75%	8.6%
12/31/2018	1.06	246	262	1.25%	-2.2%	12/31/2018	1.08	0	0	1.00%	-2.0%	12/31/2018	1.09	0	0	0.75%	-1.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.12	0	$0	0.50%	-13.6%	12/31/2022	$1.14	0	$0	0.25%	-13.4%	12/31/2022	$1.17	0	$0	0.00%	-13.2%
12/31/2021	1.29	0	0	0.50%	-0.8%	12/31/2021	1.32	0	0	0.25%	-0.6%	12/31/2021	1.35	0	0	0.00%	-0.3%
12/31/2020	1.30	0	0	0.50%	8.5%	12/31/2020	1.33	0	0	0.25%	8.8%	12/31/2020	1.35	0	0	0.00%	9.0%
12/31/2019	1.20	0	0	0.50%	8.9%	12/31/2019	1.22	0	0	0.25%	9.2%	12/31/2019	1.24	0	0	0.00%	9.5%
12/31/2018	1.10	0	0	0.50%	-1.5%	12/31/2018	1.12	0	0	0.25%	-1.2%	12/31/2018	1.13	0	0	0.00%	-1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.8%
2021	2.2%
2020	3.4%
2019	2.7%
2018	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Value Fund M Class - 06-323

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,643	$12,960	471
Receivables: investments sold	255
Payables: investments purchased	-
Net assets	$13,898

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,898	6,341	$2.19
Band 100	-	-	2.28
Band 75	-	-	2.36
Band 50	-	-	2.46
Band 25	-	-	2.55
Band 0	-	-	2.65
Total	$13,898	6,341

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$16
Mortality & expense charges			(201)
Net investment income (loss)			(185)

Gain (loss) on investments:
Net realized gain (loss)			(3,836)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			946
Net gain (loss)			(2,890)

Increase (decrease) in net assets from operations			$(3,075)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(185)	$264
Net realized gain (loss)		(3,836)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		946	(263)

Increase (decrease) in net assets from operations		(3,075)	1

Contract owner transactions:
Proceeds from units sold		102,119	-
Cost of units redeemed		(85,146)	(1)
Account charges		-	-
Increase (decrease)		16,973	(1)
Net increase (decrease)		13,898	-
Net assets, beginning		-	-
Net assets, ending		$13,898	$-

Units sold		43,972	-
Units redeemed		(37,631)	-
Net increase (decrease)		6,341	-
Units outstanding, beginning		-	-
Units outstanding, ending		6,341	-

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$102,119
Cost of units redeemed/account charges			(85,147)
Net investment income (loss)			79
Net realized gain (loss)			(3,836)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			683
Net assets			$13,898

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.19	6	$14	1.25%	-10.7%	12/31/2022	$2.28	0	$0	1.00%	-10.5%	12/31/2022	$2.36	0	$0	0.75%	-10.3%
12/31/2021	2.46	0	0	1.25%	32.8%	12/31/2021	2.54	0	0	1.00%	33.1%	12/31/2021	2.63	0	0	0.75%	33.4%
12/31/2020	1.85	0	0	1.25%	7.8%	12/31/2020	1.91	0	0	1.00%	8.1%	12/31/2020	1.97	0	0	0.75%	8.4%
12/31/2019	1.71	0	0	1.25%	29.3%	12/31/2019	1.77	0	0	1.00%	29.7%	12/31/2019	1.82	0	0	0.75%	30.0%
12/31/2018	1.33	0	0	1.25%	-19.0%	12/31/2018	1.36	0	0	1.00%	-18.8%	12/31/2018	1.40	0	0	0.75%	-18.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.46	0	$0	0.50%	-10.1%	12/31/2022	$2.55	0	$0	0.25%	-9.8%	12/31/2022	$2.65	0	$0	0.00%	-9.6%
12/31/2021	2.73	0	0	0.50%	33.8%	12/31/2021	2.83	0	0	0.25%	34.1%	12/31/2021	2.93	0	0	0.00%	34.4%
12/31/2020	2.04	0	0	0.50%	8.6%	12/31/2020	2.11	0	0	0.25%	8.9%	12/31/2020	2.18	0	0	0.00%	9.2%
12/31/2019	1.88	0	0	0.50%	30.3%	12/31/2019	1.94	0	0	0.25%	30.6%	12/31/2019	2.00	0	0	0.00%	31.0%
12/31/2018	1.44	0	0	0.50%	-18.4%	12/31/2018	1.48	0	0	0.25%	-18.2%	12/31/2018	1.52	0	0	0.00%	-18.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.2%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Value Fund A Class - 06-322

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$50,376	$43,958	1,682
Receivables: investments sold	-
Payables: investments purchased	(259)
Net assets	$50,117

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$50,117	21,983	$2.28
Band 100	-	-	2.37
Band 75	-	-	2.46
Band 50	-	-	2.55
Band 25	-	-	2.65
Band 0	-	-	2.75
Total	$50,117	21,983

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$194
Mortality & expense charges			(600)
Net investment income (loss)			(406)

Gain (loss) on investments:
Net realized gain (loss)			160
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(5,071)
Net gain (loss)			(4,911)

Increase (decrease) in net assets from operations			$(5,317)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(406)	$(308)
Net realized gain (loss)		160	7,612
Realized gain distributions		-	1,716
Net change in unrealized appreciation (depreciation)		(5,071)	8,246

Increase (decrease) in net assets from operations		(5,317)	17,266

Contract owner transactions:
Proceeds from units sold		7,541	4,291
Cost of units redeemed		(372)	(33,100)
Account charges		(6)	(4)
Increase (decrease)		7,163	(28,813)
Net increase (decrease)		1,846	(11,547)
Net assets, beginning		48,271	59,818
Net assets, ending		$50,117	$48,271

Units sold		3,187	1,829
Units redeemed		(153)	(14,133)
Net increase (decrease)		3,034	(12,304)
Units outstanding, beginning		18,949	31,253
Units outstanding, ending		21,983	18,949

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$75,875
Cost of units redeemed/account charges			(46,580)
Net investment income (loss)			(2,056)
Net realized gain (loss)			9,034
Realized gain distributions			7,426
Net change in unrealized appreciation (depreciation)			6,418
Net assets			$50,117

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.28	22	$50	1.25%	-10.5%	12/31/2022	$2.37	0	$0	1.00%	-10.3%	12/31/2022	$2.46	0	$0	0.75%	-10.1%
12/31/2021	2.55	19	48	1.25%	33.1%	12/31/2021	2.64	0	0	1.00%	33.4%	12/31/2021	2.73	0	0	0.75%	33.8%
12/31/2020	1.91	31	60	1.25%	8.1%	12/31/2020	1.98	0	0	1.00%	8.4%	12/31/2020	2.04	0	0	0.75%	8.7%
12/31/2019	1.77	29	51	1.25%	29.7%	12/31/2019	1.82	0	0	1.00%	30.0%	12/31/2019	1.88	0	0	0.75%	30.4%
12/31/2018	1.36	27	36	1.25%	-18.8%	12/31/2018	1.40	0	0	1.00%	-18.6%	12/31/2018	1.44	0	0	0.75%	-18.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.55	0	$0	0.50%	-9.8%	12/31/2022	$2.65	0	$0	0.25%	-9.6%	12/31/2022	$2.75	0	$0	0.00%	-9.4%
12/31/2021	2.83	0	0	0.50%	34.1%	12/31/2021	2.93	0	0	0.25%	34.4%	12/31/2021	3.04	0	0	0.00%	34.8%
12/31/2020	2.11	0	0	0.50%	9.0%	12/31/2020	2.18	0	0	0.25%	9.2%	12/31/2020	2.26	0	0	0.00%	9.5%
12/31/2019	1.94	0	0	0.50%	30.7%	12/31/2019	2.00	0	0	0.25%	31.0%	12/31/2019	2.06	0	0	0.00%	31.3%
12/31/2018	1.48	0	0	0.50%	-18.2%	12/31/2018	1.53	0	0	0.25%	-18.0%	12/31/2018	1.57	0	0	0.00%	-17.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.4%
2021	0.6%
2020	0.0%
2019	0.7%
2018	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity VIP Asset Manager Portfolio Initial Class - 06-230

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,515,284	$13,360,909	874,126
Receivables: investments sold	2,208
Payables: investments purchased	-
Net assets	$12,517,492

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,517,492	3,044,884	$4.11
Band 100	-	-	4.31
Band 75	-	-	4.53
Band 50	-	-	4.75
Band 25	-	-	4.98
Band 0	-	-	5.96
Total	$12,517,492	3,044,884

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$277,211
Mortality & expense charges			(187,739)
Net investment income (loss)			89,472

Gain (loss) on investments:
Net realized gain (loss)			(21,587)
Realized gain distributions			1,054,480
Net change in unrealized appreciation (depreciation)			(3,995,969)
Net gain (loss)			(2,963,076)

Increase (decrease) in net assets from operations			$(2,873,604)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$89,472	$62,114
Net realized gain (loss)		(21,587)	373,658
Realized gain distributions		1,054,480	98,558
Net change in unrealized appreciation (depreciation)		(3,995,969)	956,891

Increase (decrease) in net assets from operations		(2,873,604)	1,491,221

Contract owner transactions:
Proceeds from units sold		992,627	1,211,909
Cost of units redeemed		(3,705,991)	(2,375,356)
Account charges		(5,943)	(5,978)
Increase (decrease)		(2,719,307)	(1,169,425)
Net increase (decrease)		(5,592,911)	321,796
Net assets, beginning		18,110,403	17,788,607
Net assets, ending		$12,517,492	$18,110,403

Units sold		242,990	258,103
Units redeemed		(899,012)	(503,301)
Net increase (decrease)		(656,022)	(245,198)
Units outstanding, beginning		3,700,906	3,946,104
Units outstanding, ending		3,044,884	3,700,906

* Date of Fund Inception into Variable Account: 5 /1 /1993
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$253,667,550
Cost of units redeemed/account charges			(297,209,578)
Net investment income (loss)			40,574,175
Net realized gain (loss)			(3,101,109)
Realized gain distributions			19,432,079
Net change in unrealized appreciation (depreciation)			(845,625)
Net assets			$12,517,492

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.11	3,045	$12,517	1.25%	-16.0%	12/31/2022	$4.31	0	$0	1.00%	-15.8%	12/31/2022	$4.53	0	$0	0.75%	-15.6%
12/31/2021	4.89	3,701	18,110	1.25%	8.6%	12/31/2021	5.12	0	0	1.00%	8.8%	12/31/2021	5.36	0	0	0.75%	9.1%
12/31/2020	4.51	3,946	17,789	1.25%	13.4%	12/31/2020	4.71	0	0	1.00%	13.7%	12/31/2020	4.91	0	0	0.75%	14.0%
12/31/2019	3.97	4,450	17,684	1.25%	16.8%	12/31/2019	4.14	0	0	1.00%	17.1%	12/31/2019	4.31	0	0	0.75%	17.4%
12/31/2018	3.40	5,191	17,662	1.25%	-6.5%	12/31/2018	3.53	0	0	1.00%	-6.3%	12/31/2018	3.67	0	0	0.75%	-6.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.75	0	$0	0.50%	-15.4%	12/31/2022	$4.98	0	$0	0.25%	-15.1%	12/31/2022	$5.96	0	$0	0.00%	-14.9%
12/31/2021	5.61	0	0	0.50%	9.4%	12/31/2021	5.87	0	0	0.25%	9.6%	12/31/2021	7.00	0	0	0.00%	9.9%
12/31/2020	5.13	0	0	0.50%	14.3%	12/31/2020	5.36	0	0	0.25%	14.6%	12/31/2020	6.37	0	0	0.00%	14.9%
12/31/2019	4.49	0	0	0.50%	17.7%	12/31/2019	4.67	0	0	0.25%	18.0%	12/31/2019	5.55	0	0	0.00%	18.2%
12/31/2018	3.82	0	0	0.50%	-5.8%	12/31/2018	3.96	0	0	0.25%	-5.6%	12/31/2018	4.69	0	0	0.00%	-5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.8%
2021	1.6%
2020	1.4%
2019	1.7%
2018	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity VIP Contrafund Portfolio Initial Class - 06-245

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$56,427,473	$53,224,246	1,490,202
Receivables: investments sold	21,407
Payables: investments purchased	-
Net assets	$56,448,880

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$56,448,880	4,958,756	$11.38
Band 100	-	-	11.94
Band 75	-	-	12.53
Band 50	-	-	13.15
Band 25	-	-	13.80
Band 0	-	-	16.10
Total	$56,448,880	4,958,756

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$318,176
Mortality & expense charges			(976,594)
Net investment income (loss)			(658,418)

Gain (loss) on investments:
Net realized gain (loss)			4,634,522
Realized gain distributions			3,239,707
Net change in unrealized appreciation (depreciation)			(36,367,615)
Net gain (loss)			(28,493,386)

Increase (decrease) in net assets from operations			$(29,151,804)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(658,418)	$(1,195,219)
Net realized gain (loss)		4,634,522	5,825,582
Realized gain distributions		3,239,707	12,543,821
Net change in unrealized appreciation (depreciation)		(36,367,615)	6,309,377

Increase (decrease) in net assets from operations		(29,151,804)	23,483,561

Contract owner transactions:
Proceeds from units sold		3,548,013	7,252,704
Cost of units redeemed		(26,450,608)	(16,602,934)
Account charges		(15,218)	(17,438)
Increase (decrease)		(22,917,813)	(9,367,668)
Net increase (decrease)		(52,069,617)	14,115,893
Net assets, beginning		108,518,497	94,402,604
Net assets, ending		$56,448,880	$108,518,497

Units sold		298,007	558,852
Units redeemed		(2,276,542)	(1,240,480)
Net increase (decrease)		(1,978,535)	(681,628)
Units outstanding, beginning		6,937,291	7,618,919
Units outstanding, ending		4,958,756	6,937,291

* Date of Fund Inception into Variable Account: 4 /28 /1995
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$439,603,157
Cost of units redeemed/account charges			(564,704,860)
Net investment income (loss)			145,997
Net realized gain (loss)			61,265,720
Realized gain distributions			116,935,639
Net change in unrealized appreciation (depreciation)			3,203,227
Net assets			$56,448,880

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$11.38	4,959	$56,449	1.25%	-27.2%	12/31/2022	$11.94	0	$0	1.00%	-27.0%	12/31/2022	$12.53	0	$0	0.75%	-26.9%
12/31/2021	15.64	6,937	108,518	1.25%	26.2%	12/31/2021	16.37	0	0	1.00%	26.6%	12/31/2021	17.14	0	0	0.75%	26.9%
12/31/2020	12.39	7,619	94,403	1.25%	28.9%	12/31/2020	12.94	0	0	1.00%	29.3%	12/31/2020	13.51	0	0	0.75%	29.6%
12/31/2019	9.61	8,640	83,024	1.25%	29.9%	12/31/2019	10.01	0	0	1.00%	30.3%	12/31/2019	10.42	0	0	0.75%	30.6%
12/31/2018	7.39	10,033	74,194	1.25%	-7.5%	12/31/2018	7.68	0	0	1.00%	-7.3%	12/31/2018	7.98	0	0	0.75%	-7.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$13.15	0	$0	0.50%	-26.7%	12/31/2022	$13.80	0	$0	0.25%	-26.5%	12/31/2022	$16.10	0	$0	0.00%	-26.3%
12/31/2021	17.94	0	0	0.50%	27.2%	12/31/2021	18.77	0	0	0.25%	27.5%	12/31/2021	21.85	0	0	0.00%	27.8%
12/31/2020	14.10	0	0	0.50%	29.9%	12/31/2020	14.72	0	0	0.25%	30.2%	12/31/2020	17.10	0	0	0.00%	30.6%
12/31/2019	10.85	0	0	0.50%	30.9%	12/31/2019	11.30	0	0	0.25%	31.2%	12/31/2019	13.09	0	0	0.00%	31.6%
12/31/2018	8.29	0	0	0.50%	-6.8%	12/31/2018	8.61	0	0	0.25%	-6.6%	12/31/2018	9.95	0	0	0.00%	-6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.4%
2021	0.1%
2020	0.2%
2019	0.5%
2018	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity VIP Equity-Income Portfolio Initial Class - 06-205

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,116,124	$9,692,257	429,115
Receivables: investments sold	-
Payables: investments purchased	(6,158)
Net assets	$10,109,966

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,109,966	1,543,584	$6.55
Band 100	-	-	6.87
Band 75	-	-	7.21
Band 50	-	-	7.57
Band 25	-	-	7.94
Band 0	-	-	9.27
Total	$10,109,966	1,543,584

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$196,794
Mortality & expense charges			(132,373)
Net investment income (loss)			64,421

Gain (loss) on investments:
Net realized gain (loss)			104,963
Realized gain distributions			345,433
Net change in unrealized appreciation (depreciation)			(1,236,500)
Net gain (loss)			(786,104)

Increase (decrease) in net assets from operations			$(721,683)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$64,421	$66,501
Net realized gain (loss)		104,963	325,040
Realized gain distributions		345,433	1,234,128
Net change in unrealized appreciation (depreciation)		(1,236,500)	752,389

Increase (decrease) in net assets from operations		(721,683)	2,378,058

Contract owner transactions:
Proceeds from units sold		402,457	431,973
Cost of units redeemed		(1,148,539)	(1,770,283)
Account charges		(2,004)	(1,781)
Increase (decrease)		(748,086)	(1,340,091)
Net increase (decrease)		(1,469,769)	1,037,967
Net assets, beginning		11,579,735	10,541,768
Net assets, ending		$10,109,966	$11,579,735

Units sold		80,351	77,004
Units redeemed		(196,268)	(280,900)
Net increase (decrease)		(115,917)	(203,896)
Units outstanding, beginning		1,659,501	1,863,397
Units outstanding, ending		1,543,584	1,659,501

* Date of Fund Inception into Variable Account: 4 /28 /1995
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$90,302,340
Cost of units redeemed/account charges			(101,438,525)
Net investment income (loss)			7,560,779
Net realized gain (loss)			(1,768,200)
Realized gain distributions			15,029,705
Net change in unrealized appreciation (depreciation)			423,867
Net assets			$10,109,966

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$6.55	1,544	$10,110	1.25%	-6.1%	12/31/2022	$6.87	0	$0	1.00%	-5.9%	12/31/2022	$7.21	0	$0	0.75%	-5.7%
12/31/2021	6.98	1,660	11,580	1.25%	23.3%	12/31/2021	7.30	0	0	1.00%	23.7%	12/31/2021	7.64	0	0	0.75%	24.0%
12/31/2020	5.66	1,863	10,542	1.25%	5.4%	12/31/2020	5.91	0	0	1.00%	5.6%	12/31/2020	6.17	0	0	0.75%	5.9%
12/31/2019	5.37	2,179	11,700	1.25%	25.9%	12/31/2019	5.59	0	0	1.00%	26.2%	12/31/2019	5.82	0	0	0.75%	26.5%
12/31/2018	4.27	2,408	10,272	1.25%	-9.4%	12/31/2018	4.43	0	0	1.00%	-9.2%	12/31/2018	4.60	0	0	0.75%	-9.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$7.57	0	$0	0.50%	-5.4%	12/31/2022	$7.94	0	$0	0.25%	-5.2%	12/31/2022	$9.27	0	$0	0.00%	-5.0%
12/31/2021	8.00	0	0	0.50%	24.3%	12/31/2021	8.38	0	0	0.25%	24.6%	12/31/2021	9.75	0	0	0.00%	24.9%
12/31/2020	6.44	0	0	0.50%	6.2%	12/31/2020	6.72	0	0	0.25%	6.4%	12/31/2020	7.81	0	0	0.00%	6.7%
12/31/2019	6.07	0	0	0.50%	26.8%	12/31/2019	6.32	0	0	0.25%	27.1%	12/31/2019	7.32	0	0	0.00%	27.4%
12/31/2018	4.78	0	0	0.50%	-8.8%	12/31/2018	4.97	0	0	0.25%	-8.5%	12/31/2018	5.74	0	0	0.00%	-8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.8%
2021	1.9%
2020	1.6%
2019	2.0%
2018	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity VIP Growth Portfolio Initial Class - 06-210

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$51,763,146	$46,313,757	723,923
Receivables: investments sold	4,638
Payables: investments purchased	-
Net assets	$51,767,784

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$51,767,784	4,567,220	$11.33
Band 100	-	-	11.89
Band 75	-	-	12.48
Band 50	-	-	13.09
Band 25	-	-	13.74
Band 0	-	-	16.42
Total	$51,767,784	4,567,220

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$365,023
Mortality & expense charges			(740,965)
Net investment income (loss)			(375,942)

Gain (loss) on investments:
Net realized gain (loss)			1,329,176
Realized gain distributions			4,401,265
Net change in unrealized appreciation (depreciation)			(23,999,242)
Net gain (loss)			(18,268,801)

Increase (decrease) in net assets from operations			$(18,644,743)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(375,942)	$(895,666)
Net realized gain (loss)		1,329,176	3,547,137
Realized gain distributions		4,401,265	14,757,122
Net change in unrealized appreciation (depreciation)		(23,999,242)	(3,494,928)

Increase (decrease) in net assets from operations		(18,644,743)	13,913,665

Contract owner transactions:
Proceeds from units sold		2,673,584	3,244,718
Cost of units redeemed		(7,284,811)	(8,554,323)
Account charges		(14,024)	(11,587)
Increase (decrease)		(4,625,251)	(5,321,192)
Net increase (decrease)		(23,269,994)	8,592,473
Net assets, beginning		75,037,778	66,445,305
Net assets, ending		$51,767,784	$75,037,778

Units sold		224,307	241,233
Units redeemed		(596,179)	(624,047)
Net increase (decrease)		(371,872)	(382,814)
Units outstanding, beginning		4,939,092	5,321,906
Units outstanding, ending		4,567,220	4,939,092

* Date of Fund Inception into Variable Account: 5 /1 /1993
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$507,676,422
Cost of units redeemed/account charges			(552,706,922)
Net investment income (loss)			18,436,274
Net realized gain (loss)			18,187,244
Realized gain distributions			54,725,377
Net change in unrealized appreciation (depreciation)			5,449,389
Net assets			$51,767,784

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$11.33	4,567	$51,768	1.25%	-25.4%	12/31/2022	$11.89	0	$0	1.00%	-25.2%	12/31/2022	$12.48	0	$0	0.75%	-25.0%
12/31/2021	15.19	4,939	75,038	1.25%	21.7%	12/31/2021	15.90	0	0	1.00%	22.0%	12/31/2021	16.64	0	0	0.75%	22.3%
12/31/2020	12.49	5,322	66,445	1.25%	42.1%	12/31/2020	13.04	0	0	1.00%	42.5%	12/31/2020	13.61	0	0	0.75%	42.8%
12/31/2019	8.79	6,575	57,767	1.25%	32.6%	12/31/2019	9.15	0	0	1.00%	33.0%	12/31/2019	9.53	0	0	0.75%	33.3%
12/31/2018	6.62	7,061	46,770	1.25%	-1.4%	12/31/2018	6.88	0	0	1.00%	-1.2%	12/31/2018	7.15	0	0	0.75%	-0.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$13.09	0	$0	0.50%	-24.8%	12/31/2022	$13.74	0	$0	0.25%	-24.6%	12/31/2022	$16.42	0	$0	0.00%	-24.5%
12/31/2021	17.42	0	0	0.50%	22.6%	12/31/2021	18.23	0	0	0.25%	22.9%	12/31/2021	21.74	0	0	0.00%	23.2%
12/31/2020	14.21	0	0	0.50%	43.2%	12/31/2020	14.84	0	0	0.25%	43.5%	12/31/2020	17.64	0	0	0.00%	43.9%
12/31/2019	9.92	0	0	0.50%	33.6%	12/31/2019	10.34	0	0	0.25%	34.0%	12/31/2019	12.26	0	0	0.00%	34.3%
12/31/2018	7.43	0	0	0.50%	-0.7%	12/31/2018	7.71	0	0	0.25%	-0.4%	12/31/2018	9.13	0	0	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.6%
2021	0.0%
2020	0.1%
2019	0.3%
2018	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity VIP High Income Portfolio Initial Class - 06-215

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,341,274	$3,983,790	755,596
Receivables: investments sold	-
Payables: investments purchased	(9,093)
Net assets	$3,332,181

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,332,181	1,154,210	$2.89
Band 100	-	-	3.03
Band 75	-	-	3.18
Band 50	-	-	3.34
Band 25	-	-	3.50
Band 0	-	-	4.18
Total	$3,332,181	1,154,210

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$182,443
Mortality & expense charges			(45,445)
Net investment income (loss)			136,998

Gain (loss) on investments:
Net realized gain (loss)			(64,496)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(571,904)
Net gain (loss)			(636,400)

Increase (decrease) in net assets from operations			$(499,402)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$136,998	$165,860
Net realized gain (loss)		(64,496)	3,642
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(571,904)	(43,358)

Increase (decrease) in net assets from operations		(499,402)	126,144

Contract owner transactions:
Proceeds from units sold		299,249	437,841
Cost of units redeemed		(522,972)	(621,502)
Account charges		(1,731)	(1,600)
Increase (decrease)		(225,454)	(185,261)
Net increase (decrease)		(724,856)	(59,117)
Net assets, beginning		4,057,037	4,116,154
Net assets, ending		$3,332,181	$4,057,037

Units sold		115,106	138,384
Units redeemed		(190,887)	(195,175)
Net increase (decrease)		(75,781)	(56,791)
Units outstanding, beginning		1,229,991	1,286,782
Units outstanding, ending		1,154,210	1,229,991

* Date of Fund Inception into Variable Account: 5 /1 /1993
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$120,500,810
Cost of units redeemed/account charges			(128,694,523)
Net investment income (loss)			23,041,803
Net realized gain (loss)			(10,873,393)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(642,516)
Net assets			$3,332,181

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.89	1,154	$3,332	1.25%	-12.5%	12/31/2022	$3.03	0	$0	1.00%	-12.3%	12/31/2022	$3.18	0	$0	0.75%	-12.0%
12/31/2021	3.30	1,230	4,057	1.25%	3.1%	12/31/2021	3.45	0	0	1.00%	3.4%	12/31/2021	3.61	0	0	0.75%	3.6%
12/31/2020	3.20	1,287	4,116	1.25%	1.5%	12/31/2020	3.34	0	0	1.00%	1.7%	12/31/2020	3.49	0	0	0.75%	2.0%
12/31/2019	3.15	1,344	4,237	1.25%	13.7%	12/31/2019	3.28	0	0	1.00%	14.0%	12/31/2019	3.42	0	0	0.75%	14.2%
12/31/2018	2.77	1,432	3,971	1.25%	-4.5%	12/31/2018	2.88	0	0	1.00%	-4.3%	12/31/2018	2.99	0	0	0.75%	-4.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.34	0	$0	0.50%	-11.8%	12/31/2022	$3.50	0	$0	0.25%	-11.6%	12/31/2022	$4.18	0	$0	0.00%	-11.4%
12/31/2021	3.78	0	0	0.50%	3.9%	12/31/2021	3.96	0	0	0.25%	4.2%	12/31/2021	4.72	0	0	0.00%	4.4%
12/31/2020	3.64	0	0	0.50%	2.2%	12/31/2020	3.80	0	0	0.25%	2.5%	12/31/2020	4.52	0	0	0.00%	2.7%
12/31/2019	3.56	0	0	0.50%	14.5%	12/31/2019	3.71	0	0	0.25%	14.8%	12/31/2019	4.40	0	0	0.00%	15.1%
12/31/2018	3.11	0	0	0.50%	-3.8%	12/31/2018	3.23	0	0	0.25%	-3.5%	12/31/2018	3.82	0	0	0.00%	-3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	4.9%
2021	5.3%
2020	4.9%
2019	5.2%
2018	5.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity VIP Overseas Portfolio Initial Class - 06-220

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,756,629	$5,336,741	265,170
Receivables: investments sold	-
Payables: investments purchased	(2,420)
Net assets	$5,754,209

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,754,209	1,670,876	$3.44
Band 100	-	-	3.61
Band 75	-	-	3.79
Band 50	-	-	3.98
Band 25	-	-	4.17
Band 0	-	-	4.99
Total	$5,754,209	1,670,876

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$65,250
Mortality & expense charges			(77,992)
Net investment income (loss)			(12,742)

Gain (loss) on investments:
Net realized gain (loss)			(16,746)
Realized gain distributions			58,444
Net change in unrealized appreciation (depreciation)			(2,121,561)
Net gain (loss)			(2,079,863)

Increase (decrease) in net assets from operations			$(2,092,605)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(12,742)	$(59,589)
Net realized gain (loss)		(16,746)	252,196
Realized gain distributions		58,444	602,759
Net change in unrealized appreciation (depreciation)		(2,121,561)	556,160

Increase (decrease) in net assets from operations		(2,092,605)	1,351,526

Contract owner transactions:
Proceeds from units sold		318,780	379,852
Cost of units redeemed		(828,506)	(1,129,071)
Account charges		(1,633)	(2,271)
Increase (decrease)		(511,359)	(751,490)
Net increase (decrease)		(2,603,964)	600,036
Net assets, beginning		8,358,173	7,758,137
Net assets, ending		$5,754,209	$8,358,173

Units sold		97,829	107,719
Units redeemed		(236,972)	(283,761)
Net increase (decrease)		(139,143)	(176,042)
Units outstanding, beginning		1,810,019	1,986,061
Units outstanding, ending		1,670,876	1,810,019

* Date of Fund Inception into Variable Account: 5 /1 /1993
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$452,465,608
Cost of units redeemed/account charges			(467,656,980)
Net investment income (loss)			5,718,603
Net realized gain (loss)			6,791,596
Realized gain distributions			8,015,494
Net change in unrealized appreciation (depreciation)			419,888
Net assets			$5,754,209

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.44	1,671	$5,754	1.25%	-25.4%	12/31/2022	$3.61	0	$0	1.00%	-25.2%	12/31/2022	$3.79	0	$0	0.75%	-25.0%
12/31/2021	4.62	1,810	8,358	1.25%	18.2%	12/31/2021	4.83	0	0	1.00%	18.5%	12/31/2021	5.06	0	0	0.75%	18.8%
12/31/2020	3.91	1,986	7,758	1.25%	14.2%	12/31/2020	4.08	0	0	1.00%	14.5%	12/31/2020	4.26	0	0	0.75%	14.8%
12/31/2019	3.42	2,369	8,104	1.25%	26.2%	12/31/2019	3.56	0	0	1.00%	26.5%	12/31/2019	3.71	0	0	0.75%	26.8%
12/31/2018	2.71	2,768	7,506	1.25%	-15.9%	12/31/2018	2.82	0	0	1.00%	-15.7%	12/31/2018	2.93	0	0	0.75%	-15.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.98	0	$0	0.50%	-24.9%	12/31/2022	$4.17	0	$0	0.25%	-24.7%	12/31/2022	$4.99	0	$0	0.00%	-24.5%
12/31/2021	5.30	0	0	0.50%	19.1%	12/31/2021	5.54	0	0	0.25%	19.4%	12/31/2021	6.61	0	0	0.00%	19.7%
12/31/2020	4.45	0	0	0.50%	15.0%	12/31/2020	4.64	0	0	0.25%	15.3%	12/31/2020	5.52	0	0	0.00%	15.6%
12/31/2019	3.86	0	0	0.50%	27.1%	12/31/2019	4.02	0	0	0.25%	27.4%	12/31/2019	4.78	0	0	0.00%	27.8%
12/31/2018	3.04	0	0	0.50%	-15.2%	12/31/2018	3.16	0	0	0.25%	-15.0%	12/31/2018	3.74	2	7	0.00%	-14.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.9%
2021	0.5%
2020	0.4%
2019	1.7%
2018	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom Income Fund I Class - 06-CCG

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,603	$8,618	801
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$7,606

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,606	6,972	$1.09
Band 100	-	-	1.11
Band 75	-	-	1.13
Band 50	-	-	1.16
Band 25	-	-	1.18
Band 0	-	-	1.20
Total	$7,606	6,972

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$282
Mortality & expense charges			(114)
Net investment income (loss)			168

Gain (loss) on investments:
Net realized gain (loss)			(405)
Realized gain distributions			208
Net change in unrealized appreciation (depreciation)			(1,147)
Net gain (loss)			(1,344)

Increase (decrease) in net assets from operations			$(1,176)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$168	$78
Net realized gain (loss)		(405)	826
Realized gain distributions		208	235
Net change in unrealized appreciation (depreciation)		(1,147)	(883)

Increase (decrease) in net assets from operations		(1,176)	256

Contract owner transactions:
Proceeds from units sold		2,513	2,197
Cost of units redeemed		(2,729)	(12,508)
Account charges		(5)	-
Increase (decrease)		(221)	(10,311)
Net increase (decrease)		(1,397)	(10,055)
Net assets, beginning		9,003	19,058
Net assets, ending		$7,606	$9,003

Units sold		2,306	1,808
Units redeemed		(2,555)	(10,155)
Net increase (decrease)		(249)	(8,347)
Units outstanding, beginning		7,221	15,568
Units outstanding, ending		6,972	7,221

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$226,823
Cost of units redeemed/account charges			(231,359)
Net investment income (loss)			2,334
Net realized gain (loss)			3,372
Realized gain distributions			7,451
Net change in unrealized appreciation (depreciation)			(1,015)
Net assets			$7,606

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.09	7	$8	1.25%	-12.5%	12/31/2022	$1.11	0	$0	1.00%	-12.3%	12/31/2022	$1.13	0	$0	0.75%	-12.1%
12/31/2021	1.25	7	9	1.25%	1.8%	12/31/2021	1.27	0	0	1.00%	2.1%	12/31/2021	1.29	0	0	0.75%	2.4%
12/31/2020	1.22	16	19	1.25%	7.4%	12/31/2020	1.24	0	0	1.00%	7.7%	12/31/2020	1.26	0	0	0.75%	8.0%
12/31/2019	1.14	35	39	1.25%	9.7%	12/31/2019	1.15	0	0	1.00%	10.0%	12/31/2019	1.17	0	0	0.75%	10.3%
12/31/2018	1.04	35	37	1.25%	-2.9%	12/31/2018	1.05	0	0	1.00%	-2.7%	12/31/2018	1.06	0	0	0.75%	-2.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.16	0	$0	0.50%	-11.8%	12/31/2022	$1.18	0	$0	0.25%	-11.6%	12/31/2022	$1.20	0	$0	0.00%	-11.4%
12/31/2021	1.31	0	0	0.50%	2.6%	12/31/2021	1.33	0	0	0.25%	2.9%	12/31/2021	1.35	0	0	0.00%	3.1%
12/31/2020	1.28	0	0	0.50%	8.2%	12/31/2020	1.29	0	0	0.25%	8.5%	12/31/2020	1.31	0	0	0.00%	8.8%
12/31/2019	1.18	0	0	0.50%	10.5%	12/31/2019	1.19	0	0	0.25%	10.8%	12/31/2019	1.21	0	0	0.00%	11.1%
12/31/2018	1.07	0	0	0.50%	-2.2%	12/31/2018	1.08	0	0	0.25%	-1.9%	12/31/2018	1.09	0	0	0.00%	-1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.4%
2021	1.4%
2020	0.8%
2019	2.1%
2018	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2010 Fund I Class - 06-CCH

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$28,824	$34,500	2,948
Receivables: investments sold	11
Payables: investments purchased	-
Net assets	$28,835

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$28,835	24,659	$1.17
Band 100	-	-	1.19
Band 75	-	-	1.21
Band 50	-	-	1.24
Band 25	-	-	1.26
Band 0	-	-	1.29
Total	$28,835	24,659

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$966
Mortality & expense charges			(693)
Net investment income (loss)			273

Gain (loss) on investments:
Net realized gain (loss)			(6,540)
Realized gain distributions			2,263
Net change in unrealized appreciation (depreciation)			(5,212)
Net gain (loss)			(9,489)

Increase (decrease) in net assets from operations			$(9,216)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$273	$573
Net realized gain (loss)		(6,540)	3,791
Realized gain distributions		2,263	4,044
Net change in unrealized appreciation (depreciation)		(5,212)	(5,606)

Increase (decrease) in net assets from operations		(9,216)	2,802

Contract owner transactions:
Proceeds from units sold		5,518	9,126
Cost of units redeemed		(35,855)	(87,321)
Account charges		(41)	(1)
Increase (decrease)		(30,378)	(78,196)
Net increase (decrease)		(39,594)	(75,394)
Net assets, beginning		68,429	143,823
Net assets, ending		$28,835	$68,429

Units sold		4,565	6,776
Units redeemed		(30,051)	(66,340)
Net increase (decrease)		(25,486)	(59,564)
Units outstanding, beginning		50,145	109,709
Units outstanding, ending		24,659	50,145

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$517,145
Cost of units redeemed/account charges			(512,416)
Net investment income (loss)			3,893
Net realized gain (loss)			(1,313)
Realized gain distributions			27,202
Net change in unrealized appreciation (depreciation)			(5,676)
Net assets			$28,835

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.17	25	$29	1.25%	-14.3%	12/31/2022	$1.19	0	$0	1.00%	-14.1%	12/31/2022	$1.21	0	$0	0.75%	-13.9%
12/31/2021	1.36	50	68	1.25%	4.1%	12/31/2021	1.39	0	0	1.00%	4.4%	12/31/2021	1.41	0	0	0.75%	4.6%
12/31/2020	1.31	110	144	1.25%	9.5%	12/31/2020	1.33	0	0	1.00%	9.8%	12/31/2020	1.35	0	0	0.75%	10.0%
12/31/2019	1.20	44	52	1.25%	13.3%	12/31/2019	1.21	0	0	1.00%	13.6%	12/31/2019	1.23	0	0	0.75%	13.9%
12/31/2018	1.06	49	52	1.25%	-4.5%	12/31/2018	1.07	0	0	1.00%	-4.2%	12/31/2018	1.08	0	0	0.75%	-4.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.24	0	$0	0.50%	-13.7%	12/31/2022	$1.26	0	$0	0.25%	-13.5%	12/31/2022	$1.29	0	$0	0.00%	-13.2%
12/31/2021	1.43	0	0	0.50%	4.9%	12/31/2021	1.46	0	0	0.25%	5.1%	12/31/2021	1.48	0	0	0.00%	5.4%
12/31/2020	1.37	0	0	0.50%	10.3%	12/31/2020	1.39	0	0	0.25%	10.6%	12/31/2020	1.41	0	0	0.00%	10.9%
12/31/2019	1.24	0	0	0.50%	14.2%	12/31/2019	1.25	0	0	0.25%	14.5%	12/31/2019	1.27	0	0	0.00%	14.7%
12/31/2018	1.09	0	0	0.50%	-3.7%	12/31/2018	1.10	0	0	0.25%	-3.5%	12/31/2018	1.11	0	0	0.00%	-3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.0%
2021	1.5%
2020	1.5%
2019	2.1%
2018	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2015 Fund I Class - 06-CCJ

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$240,877	$295,942	25,099
Receivables: investments sold	78
Payables: investments purchased	-
Net assets	$240,955

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$240,955	198,827	$1.21
Band 100	-	-	1.24
Band 75	-	-	1.26
Band 50	-	-	1.28
Band 25	-	-	1.31
Band 0	-	-	1.33
Total	$240,955	198,827

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$7,414
Mortality & expense charges			(3,142)
Net investment income (loss)			4,272

Gain (loss) on investments:
Net realized gain (loss)			(4,776)
Realized gain distributions			11,197
Net change in unrealized appreciation (depreciation)			(54,956)
Net gain (loss)			(48,535)

Increase (decrease) in net assets from operations			$(44,263)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,272	$2,540
Net realized gain (loss)		(4,776)	5,783
Realized gain distributions		11,197	20,810
Net change in unrealized appreciation (depreciation)		(54,956)	(12,346)

Increase (decrease) in net assets from operations		(44,263)	16,787

Contract owner transactions:
Proceeds from units sold		35,139	28,204
Cost of units redeemed		(21,883)	(85,881)
Account charges		(419)	(505)
Increase (decrease)		12,837	(58,182)
Net increase (decrease)		(31,426)	(41,395)
Net assets, beginning		272,381	313,776
Net assets, ending		$240,955	$272,381

Units sold		27,538	20,967
Units redeemed		(18,203)	(62,210)
Net increase (decrease)		9,335	(41,243)
Units outstanding, beginning		189,492	230,735
Units outstanding, ending		198,827	189,492

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$743,830
Cost of units redeemed/account charges			(574,032)
Net investment income (loss)			18,241
Net realized gain (loss)			(17,028)
Realized gain distributions			125,009
Net change in unrealized appreciation (depreciation)			(55,065)
Net assets			$240,955

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.21	199	$241	1.25%	-15.7%	12/31/2022	$1.24	0	$0	1.00%	-15.5%	12/31/2022	$1.26	0	$0	0.75%	-15.3%
12/31/2021	1.44	189	272	1.25%	5.7%	12/31/2021	1.46	0	0	1.00%	6.0%	12/31/2021	1.49	0	0	0.75%	6.2%
12/31/2020	1.36	231	314	1.25%	10.8%	12/31/2020	1.38	0	0	1.00%	11.0%	12/31/2020	1.40	0	0	0.75%	11.3%
12/31/2019	1.23	239	293	1.25%	15.4%	12/31/2019	1.24	0	0	1.00%	15.7%	12/31/2019	1.26	0	0	0.75%	16.0%
12/31/2018	1.06	340	362	1.25%	-5.2%	12/31/2018	1.07	0	0	1.00%	-5.0%	12/31/2018	1.08	0	0	0.75%	-4.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.28	0	$0	0.50%	-15.1%	12/31/2022	$1.31	0	$0	0.25%	-14.8%	12/31/2022	$1.33	0	$0	0.00%	-14.6%
12/31/2021	1.51	0	0	0.50%	6.5%	12/31/2021	1.54	0	0	0.25%	6.8%	12/31/2021	1.56	0	0	0.00%	7.0%
12/31/2020	1.42	0	0	0.50%	11.6%	12/31/2020	1.44	0	0	0.25%	11.9%	12/31/2020	1.46	0	0	0.00%	12.1%
12/31/2019	1.27	0	0	0.50%	16.3%	12/31/2019	1.29	0	0	0.25%	16.5%	12/31/2019	1.30	0	0	0.00%	16.8%
12/31/2018	1.09	0	0	0.50%	-4.5%	12/31/2018	1.10	0	0	0.25%	-4.3%	12/31/2018	1.11	0	0	0.00%	-4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.9%
2021	2.1%
2020	1.1%
2019	1.7%
2018	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2020 Fund I Class - 06-CCK

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$168,817	$205,720	15,912
Receivables: investments sold	12
Payables: investments purchased	-
Net assets	$168,829

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$168,829	135,716	$1.24
Band 100	-	-	1.27
Band 75	-	-	1.29
Band 50	-	-	1.32
Band 25	-	-	1.34
Band 0	-	-	1.37
Total	$168,829	135,716

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$4,823
Mortality & expense charges			(3,376)
Net investment income (loss)			1,447

Gain (loss) on investments:
Net realized gain (loss)			(27,911)
Realized gain distributions			14,486
Net change in unrealized appreciation (depreciation)			(42,432)
Net gain (loss)			(55,857)

Increase (decrease) in net assets from operations			$(54,410)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,447	$2,177
Net realized gain (loss)		(27,911)	40,871
Realized gain distributions		14,486	25,282
Net change in unrealized appreciation (depreciation)		(42,432)	(37,176)

Increase (decrease) in net assets from operations		(54,410)	31,154

Contract owner transactions:
Proceeds from units sold		40,464	65,171
Cost of units redeemed		(149,214)	(468,529)
Account charges		(275)	(166)
Increase (decrease)		(109,025)	(403,524)
Net increase (decrease)		(163,435)	(372,370)
Net assets, beginning		332,264	704,634
Net assets, ending		$168,829	$332,264

Units sold		30,616	44,758
Units redeemed		(116,198)	(326,924)
Net increase (decrease)		(85,582)	(282,166)
Units outstanding, beginning		221,298	503,464
Units outstanding, ending		135,716	221,298

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$3,019,306
Cost of units redeemed/account charges			(3,200,911)
Net investment income (loss)			30,605
Net realized gain (loss)			39,287
Realized gain distributions			317,445
Net change in unrealized appreciation (depreciation)			(36,903)
Net assets			$168,829

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.24	136	$169	1.25%	-17.1%	12/31/2022	$1.27	0	$0	1.00%	-16.9%	12/31/2022	$1.29	0	$0	0.75%	-16.7%
12/31/2021	1.50	221	332	1.25%	7.3%	12/31/2021	1.53	0	0	1.00%	7.5%	12/31/2021	1.55	0	0	0.75%	7.8%
12/31/2020	1.40	503	705	1.25%	12.0%	12/31/2020	1.42	0	0	1.00%	12.2%	12/31/2020	1.44	0	0	0.75%	12.5%
12/31/2019	1.25	658	822	1.25%	17.2%	12/31/2019	1.26	0	0	1.00%	17.5%	12/31/2019	1.28	0	0	0.75%	17.8%
12/31/2018	1.07	1,119	1,194	1.25%	-6.0%	12/31/2018	1.08	0	0	1.00%	-5.8%	12/31/2018	1.09	0	0	0.75%	-5.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.32	0	$0	0.50%	-16.5%	12/31/2022	$1.34	0	$0	0.25%	-16.3%	12/31/2022	$1.37	0	$0	0.00%	-16.1%
12/31/2021	1.58	0	0	0.50%	8.1%	12/31/2021	1.60	0	0	0.25%	8.4%	12/31/2021	1.63	0	0	0.00%	8.6%
12/31/2020	1.46	0	0	0.50%	12.8%	12/31/2020	1.48	0	0	0.25%	13.1%	12/31/2020	1.50	0	0	0.00%	13.4%
12/31/2019	1.29	0	0	0.50%	18.1%	12/31/2019	1.31	0	0	0.25%	18.4%	12/31/2019	1.32	0	0	0.00%	18.6%
12/31/2018	1.10	0	0	0.50%	-5.3%	12/31/2018	1.11	0	0	0.25%	-5.0%	12/31/2018	1.12	0	0	0.00%	-4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.9%
2021	1.4%
2020	1.0%
2019	1.5%
2018	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2025 Fund I Class - 06-CCM

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,248,182	$1,499,722	112,789
Receivables: investments sold	397
Payables: investments purchased	-
Net assets	$1,248,579

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,248,579	980,497	$1.27
Band 100	-	-	1.30
Band 75	-	-	1.32
Band 50	-	-	1.35
Band 25	-	-	1.37
Band 0	-	-	1.40
Total	$1,248,579	980,497

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$33,580
Mortality & expense charges			(16,563)
Net investment income (loss)			17,017

Gain (loss) on investments:
Net realized gain (loss)			(10,871)
Realized gain distributions			72,048
Net change in unrealized appreciation (depreciation)			(346,062)
Net gain (loss)			(284,885)

Increase (decrease) in net assets from operations			$(267,868)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$17,017	$11,669
Net realized gain (loss)		(10,871)	83,873
Realized gain distributions		72,048	99,095
Net change in unrealized appreciation (depreciation)		(346,062)	(57,218)

Increase (decrease) in net assets from operations		(267,868)	137,419

Contract owner transactions:
Proceeds from units sold		151,015	236,126
Cost of units redeemed		(141,123)	(639,653)
Account charges		(2,325)	(2,335)
Increase (decrease)		7,567	(405,862)
Net increase (decrease)		(260,301)	(268,443)
Net assets, beginning		1,508,880	1,777,323
Net assets, ending		$1,248,579	$1,508,880

Units sold		108,467	157,553
Units redeemed		(102,417)	(427,645)
Net increase (decrease)		6,050	(270,092)
Units outstanding, beginning		974,447	1,244,539
Units outstanding, ending		980,497	974,447

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$3,060,657
Cost of units redeemed/account charges			(2,239,374)
Net investment income (loss)			63,541
Net realized gain (loss)			75,196
Realized gain distributions			540,099
Net change in unrealized appreciation (depreciation)			(251,540)
Net assets			$1,248,579

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.27	980	$1,249	1.25%	-17.8%	12/31/2022	$1.30	0	$0	1.00%	-17.6%	12/31/2022	$1.32	0	$0	0.75%	-17.4%
12/31/2021	1.55	974	1,509	1.25%	8.4%	12/31/2021	1.57	0	0	1.00%	8.7%	12/31/2021	1.60	0	0	0.75%	9.0%
12/31/2020	1.43	1,245	1,777	1.25%	12.7%	12/31/2020	1.45	0	0	1.00%	13.0%	12/31/2020	1.47	0	0	0.75%	13.3%
12/31/2019	1.27	1,405	1,780	1.25%	18.8%	12/31/2019	1.28	0	0	1.00%	19.1%	12/31/2019	1.30	0	0	0.75%	19.4%
12/31/2018	1.07	1,491	1,590	1.25%	-6.6%	12/31/2018	1.08	0	0	1.00%	-6.4%	12/31/2018	1.09	0	0	0.75%	-6.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.35	0	$0	0.50%	-17.1%	12/31/2022	$1.37	0	$0	0.25%	-16.9%	12/31/2022	$1.40	0	$0	0.00%	-16.7%
12/31/2021	1.63	0	0	0.50%	9.2%	12/31/2021	1.65	0	0	0.25%	9.5%	12/31/2021	1.68	0	0	0.00%	9.8%
12/31/2020	1.49	0	0	0.50%	13.6%	12/31/2020	1.51	0	0	0.25%	13.9%	12/31/2020	1.53	0	0	0.00%	14.1%
12/31/2019	1.31	0	0	0.50%	19.7%	12/31/2019	1.33	0	0	0.25%	20.0%	12/31/2019	1.34	0	0	0.00%	20.3%
12/31/2018	1.10	0	0	0.50%	-5.9%	12/31/2018	1.11	0	0	0.25%	-5.7%	12/31/2018	1.12	0	0	0.00%	-5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.4%
2021	2.0%
2020	1.0%
2019	1.7%
2018	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2030 Fund I Class - 06-CCN

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,518,733	$1,823,048	125,758
Receivables: investments sold	425
Payables: investments purchased	-
Net assets	$1,519,158

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,519,158	1,137,843	$1.34
Band 100	-	-	1.36
Band 75	-	-	1.39
Band 50	-	-	1.41
Band 25	-	-	1.44
Band 0	-	-	1.47
Total	$1,519,158	1,137,843

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$36,204
Mortality & expense charges			(23,428)
Net investment income (loss)			12,776

Gain (loss) on investments:
Net realized gain (loss)			(60,608)
Realized gain distributions			108,290
Net change in unrealized appreciation (depreciation)			(464,513)
Net gain (loss)			(416,831)

Increase (decrease) in net assets from operations			$(404,055)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$12,776	$15,577
Net realized gain (loss)		(60,608)	131,899
Realized gain distributions		108,290	154,319
Net change in unrealized appreciation (depreciation)		(464,513)	(67,555)

Increase (decrease) in net assets from operations		(404,055)	234,240

Contract owner transactions:
Proceeds from units sold		584,208	624,501
Cost of units redeemed		(1,080,889)	(925,644)
Account charges		(2,299)	(3,093)
Increase (decrease)		(498,980)	(304,236)
Net increase (decrease)		(903,035)	(69,996)
Net assets, beginning		2,422,193	2,492,189
Net assets, ending		$1,519,158	$2,422,193

Units sold		383,177	391,473
Units redeemed		(733,451)	(584,148)
Net increase (decrease)		(350,274)	(192,675)
Units outstanding, beginning		1,488,117	1,680,792
Units outstanding, ending		1,137,843	1,488,117

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$5,369,170
Cost of units redeemed/account charges			(4,614,068)
Net investment income (loss)			66,580
Net realized gain (loss)			164,780
Realized gain distributions			837,011
Net change in unrealized appreciation (depreciation)			(304,315)
Net assets			$1,519,158

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.34	1,138	$1,519	1.25%	-18.0%	12/31/2022	$1.36	0	$0	1.00%	-17.8%	12/31/2022	$1.39	0	$0	0.75%	-17.6%
12/31/2021	1.63	1,488	2,422	1.25%	9.8%	12/31/2021	1.65	0	0	1.00%	10.1%	12/31/2021	1.68	0	0	0.75%	10.3%
12/31/2020	1.48	1,681	2,492	1.25%	13.6%	12/31/2020	1.50	0	0	1.00%	13.9%	12/31/2020	1.52	0	0	0.75%	14.2%
12/31/2019	1.31	1,737	2,267	1.25%	21.3%	12/31/2019	1.32	0	0	1.00%	21.6%	12/31/2019	1.34	0	0	0.75%	21.9%
12/31/2018	1.08	2,044	2,200	1.25%	-7.7%	12/31/2018	1.09	0	0	1.00%	-7.4%	12/31/2018	1.10	0	0	0.75%	-7.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.41	0	$0	0.50%	-17.4%	12/31/2022	$1.44	0	$0	0.25%	-17.2%	12/31/2022	$1.47	0	$0	0.00%	-16.9%
12/31/2021	1.71	0	0	0.50%	10.6%	12/31/2021	1.74	0	0	0.25%	10.9%	12/31/2021	1.77	0	0	0.00%	11.2%
12/31/2020	1.55	0	0	0.50%	14.5%	12/31/2020	1.57	0	0	0.25%	14.7%	12/31/2020	1.59	0	0	0.00%	15.0%
12/31/2019	1.35	0	0	0.50%	22.2%	12/31/2019	1.37	0	0	0.25%	22.5%	12/31/2019	1.38	0	0	0.00%	22.8%
12/31/2018	1.11	0	0	0.50%	-7.0%	12/31/2018	1.12	0	0	0.25%	-6.7%	12/31/2018	1.13	0	0	0.00%	-6.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.8%
2021	1.8%
2020	1.0%
2019	1.5%
2018	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2035 Fund I Class - 06-CCP

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$873,025	$1,072,970	72,383
Receivables: investments sold	647
Payables: investments purchased	-
Net assets	$873,672

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$873,672	619,906	$1.41
Band 100	-	-	1.44
Band 75	-	-	1.46
Band 50	-	-	1.49
Band 25	-	-	1.52
Band 0	-	-	1.55
Total	$873,672	619,906

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$18,615
Mortality & expense charges			(13,732)
Net investment income (loss)			4,883

Gain (loss) on investments:
Net realized gain (loss)			(41,336)
Realized gain distributions			70,164
Net change in unrealized appreciation (depreciation)			(301,885)
Net gain (loss)			(273,057)

Increase (decrease) in net assets from operations			$(268,174)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,883	$8,159
Net realized gain (loss)		(41,336)	170,116
Realized gain distributions		70,164	88,764
Net change in unrealized appreciation (depreciation)		(301,885)	(86,071)

Increase (decrease) in net assets from operations		(268,174)	180,968

Contract owner transactions:
Proceeds from units sold		635,667	935,859
Cost of units redeemed		(1,221,586)	(940,390)
Account charges		(1,364)	(1,301)
Increase (decrease)		(587,283)	(5,832)
Net increase (decrease)		(855,457)	175,136
Net assets, beginning		1,729,129	1,553,993
Net assets, ending		$873,672	$1,729,129

Units sold		386,987	557,028
Units redeemed		(764,526)	(567,883)
Net increase (decrease)		(377,539)	(10,855)
Units outstanding, beginning		997,445	1,008,300
Units outstanding, ending		619,906	997,445

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$3,897,482
Cost of units redeemed/account charges			(3,488,574)
Net investment income (loss)			29,688
Net realized gain (loss)			151,537
Realized gain distributions			483,484
Net change in unrealized appreciation (depreciation)			(199,945)
Net assets			$873,672

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.41	620	$874	1.25%	-18.7%	12/31/2022	$1.44	0	$0	1.00%	-18.5%	12/31/2022	$1.46	0	$0	0.75%	-18.3%
12/31/2021	1.73	997	1,729	1.25%	12.5%	12/31/2021	1.76	0	0	1.00%	12.8%	12/31/2021	1.79	0	0	0.75%	13.0%
12/31/2020	1.54	1,008	1,554	1.25%	14.9%	12/31/2020	1.56	0	0	1.00%	15.2%	12/31/2020	1.59	0	0	0.75%	15.5%
12/31/2019	1.34	942	1,263	1.25%	24.2%	12/31/2019	1.36	0	0	1.00%	24.5%	12/31/2019	1.37	0	0	0.75%	24.8%
12/31/2018	1.08	1,025	1,107	1.25%	-8.9%	12/31/2018	1.09	0	0	1.00%	-8.7%	12/31/2018	1.10	0	0	0.75%	-8.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.49	0	$0	0.50%	-18.1%	12/31/2022	$1.52	0	$0	0.25%	-17.9%	12/31/2022	$1.55	0	$0	0.00%	-17.7%
12/31/2021	1.82	0	0	0.50%	13.3%	12/31/2021	1.85	0	0	0.25%	13.6%	12/31/2021	1.88	0	0	0.00%	13.9%
12/31/2020	1.61	0	0	0.50%	15.8%	12/31/2020	1.63	0	0	0.25%	16.1%	12/31/2020	1.65	0	0	0.00%	16.4%
12/31/2019	1.39	0	0	0.50%	25.1%	12/31/2019	1.40	0	0	0.25%	25.4%	12/31/2019	1.42	0	0	0.00%	25.8%
12/31/2018	1.11	0	0	0.50%	-8.3%	12/31/2018	1.12	0	0	0.25%	-8.0%	12/31/2018	1.13	0	0	0.00%	-7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.4%
2021	1.6%
2020	1.0%
2019	1.4%
2018	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2040 Fund I Class - 06-CCR

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$873,595	$1,070,522	66,940
Receivables: investments sold	-
Payables: investments purchased	(28)
Net assets	$873,567

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$873,567	605,503	$1.44
Band 100	-	-	1.47
Band 75	-	-	1.50
Band 50	-	-	1.53
Band 25	-	-	1.56
Band 0	-	-	1.59
Total	$873,567	605,503

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$16,387
Mortality & expense charges			(11,403)
Net investment income (loss)			4,984

Gain (loss) on investments:
Net realized gain (loss)			13,530
Realized gain distributions			67,985
Net change in unrealized appreciation (depreciation)			(302,627)
Net gain (loss)			(221,112)

Increase (decrease) in net assets from operations			$(216,128)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,984	$3,274
Net realized gain (loss)		13,530	185,663
Realized gain distributions		67,985	61,073
Net change in unrealized appreciation (depreciation)		(302,627)	(89,202)

Increase (decrease) in net assets from operations		(216,128)	160,808

Contract owner transactions:
Proceeds from units sold		645,434	627,134
Cost of units redeemed		(847,338)	(897,323)
Account charges		(718)	(788)
Increase (decrease)		(202,622)	(270,977)
Net increase (decrease)		(418,750)	(110,169)
Net assets, beginning		1,292,317	1,402,486
Net assets, ending		$873,567	$1,292,317

Units sold		378,402	354,770
Units redeemed		(495,905)	(529,819)
Net increase (decrease)		(117,503)	(175,049)
Units outstanding, beginning		723,006	898,055
Units outstanding, ending		605,503	723,006

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$3,757,163
Cost of units redeemed/account charges			(3,442,408)
Net investment income (loss)			22,017
Net realized gain (loss)			260,587
Realized gain distributions			473,135
Net change in unrealized appreciation (depreciation)			(196,927)
Net assets			$873,567

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.44	606	$874	1.25%	-19.3%	12/31/2022	$1.47	0	$0	1.00%	-19.1%	12/31/2022	$1.50	0	$0	0.75%	-18.9%
12/31/2021	1.79	723	1,292	1.25%	14.5%	12/31/2021	1.82	0	0	1.00%	14.7%	12/31/2021	1.85	0	0	0.75%	15.0%
12/31/2020	1.56	898	1,402	1.25%	16.0%	12/31/2020	1.58	0	0	1.00%	16.3%	12/31/2020	1.61	0	0	0.75%	16.6%
12/31/2019	1.35	969	1,304	1.25%	25.1%	12/31/2019	1.36	0	0	1.00%	25.4%	12/31/2019	1.38	0	0	0.75%	25.8%
12/31/2018	1.08	1,086	1,169	1.25%	-9.4%	12/31/2018	1.09	0	0	1.00%	-9.2%	12/31/2018	1.10	0	0	0.75%	-9.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.53	0	$0	0.50%	-18.7%	12/31/2022	$1.56	0	$0	0.25%	-18.5%	12/31/2022	$1.59	0	$0	0.00%	-18.3%
12/31/2021	1.88	0	0	0.50%	15.3%	12/31/2021	1.91	0	0	0.25%	15.6%	12/31/2021	1.94	0	0	0.00%	15.9%
12/31/2020	1.63	0	0	0.50%	16.9%	12/31/2020	1.65	0	0	0.25%	17.2%	12/31/2020	1.68	0	0	0.00%	17.4%
12/31/2019	1.39	0	0	0.50%	26.1%	12/31/2019	1.41	0	0	0.25%	26.4%	12/31/2019	1.43	0	0	0.00%	26.7%
12/31/2018	1.11	0	0	0.50%	-8.7%	12/31/2018	1.12	0	0	0.25%	-8.5%	12/31/2018	1.13	0	0	0.00%	-8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.5%
2021	1.2%
2020	0.9%
2019	1.4%
2018	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2045 Fund I Class - 06-CCT

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$882,743	$1,029,912	85,779
Receivables: investments sold	-
Payables: investments purchased	(69)
Net assets	$882,674

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$882,674	612,245	$1.44
Band 100	-	-	1.47
Band 75	-	-	1.50
Band 50	-	-	1.53
Band 25	-	-	1.56
Band 0	-	-	1.59
Total	$882,674	612,245

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$16,747
Mortality & expense charges			(14,903)
Net investment income (loss)			1,844

Gain (loss) on investments:
Net realized gain (loss)			(65,047)
Realized gain distributions			94,134
Net change in unrealized appreciation (depreciation)			(302,935)
Net gain (loss)			(273,848)

Increase (decrease) in net assets from operations			$(272,004)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,844	$10,164
Net realized gain (loss)		(65,047)	91,147
Realized gain distributions		94,134	93,943
Net change in unrealized appreciation (depreciation)		(302,935)	(13,470)

Increase (decrease) in net assets from operations		(272,004)	181,784

Contract owner transactions:
Proceeds from units sold		188,548	447,772
Cost of units redeemed		(396,920)	(422,512)
Account charges		(1,727)	(1,346)
Increase (decrease)		(210,099)	23,914
Net increase (decrease)		(482,103)	205,698
Net assets, beginning		1,364,777	1,159,079
Net assets, ending		$882,674	$1,364,777

Units sold		125,285	269,187
Units redeemed		(276,624)	(247,721)
Net increase (decrease)		(151,339)	21,466
Units outstanding, beginning		763,584	742,118
Units outstanding, ending		612,245	763,584

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,583,734
Cost of units redeemed/account charges			(2,100,580)
Net investment income (loss)			25,029
Net realized gain (loss)			63,195
Realized gain distributions			458,465
Net change in unrealized appreciation (depreciation)			(147,169)
Net assets			$882,674

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.44	612	$883	1.25%	-19.3%	12/31/2022	$1.47	0	$0	1.00%	-19.1%	12/31/2022	$1.50	0	$0	0.75%	-18.9%
12/31/2021	1.79	764	1,365	1.25%	14.4%	12/31/2021	1.82	0	0	1.00%	14.7%	12/31/2021	1.85	0	0	0.75%	15.0%
12/31/2020	1.56	742	1,159	1.25%	16.0%	12/31/2020	1.58	0	0	1.00%	16.3%	12/31/2020	1.61	0	0	0.75%	16.6%
12/31/2019	1.35	906	1,220	1.25%	25.0%	12/31/2019	1.36	0	0	1.00%	25.3%	12/31/2019	1.38	0	0	0.75%	25.6%
12/31/2018	1.08	938	1,010	1.25%	-9.3%	12/31/2018	1.09	0	0	1.00%	-9.1%	12/31/2018	1.10	0	0	0.75%	-8.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.53	0	$0	0.50%	-18.7%	12/31/2022	$1.56	0	$0	0.25%	-18.5%	12/31/2022	$1.59	0	$0	0.00%	-18.3%
12/31/2021	1.88	0	0	0.50%	15.3%	12/31/2021	1.91	0	0	0.25%	15.6%	12/31/2021	1.94	0	0	0.00%	15.9%
12/31/2020	1.63	0	0	0.50%	16.9%	12/31/2020	1.65	0	0	0.25%	17.2%	12/31/2020	1.68	0	0	0.00%	17.5%
12/31/2019	1.39	0	0	0.50%	25.9%	12/31/2019	1.41	0	0	0.25%	26.3%	12/31/2019	1.43	0	0	0.00%	26.6%
12/31/2018	1.11	0	0	0.50%	-8.6%	12/31/2018	1.12	0	0	0.25%	-8.4%	12/31/2018	1.13	0	0	0.00%	-8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.5%
2021	2.2%
2020	0.9%
2019	1.4%
2018	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2050 Fund I Class - 06-CCV

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,090,328	$1,242,690	105,680
Receivables: investments sold	290
Payables: investments purchased	-
Net assets	$1,090,618

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,090,618	756,552	$1.44
Band 100	-	-	1.47
Band 75	-	-	1.50
Band 50	-	-	1.53
Band 25	-	-	1.56
Band 0	-	-	1.59
Total	$1,090,618	756,552

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$20,522
Mortality & expense charges			(15,489)
Net investment income (loss)			5,033

Gain (loss) on investments:
Net realized gain (loss)			(40,880)
Realized gain distributions			92,905
Net change in unrealized appreciation (depreciation)			(340,598)
Net gain (loss)			(288,573)

Increase (decrease) in net assets from operations			$(283,540)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,033	$9,242
Net realized gain (loss)		(40,880)	150,844
Realized gain distributions		92,905	94,065
Net change in unrealized appreciation (depreciation)		(340,598)	(42,688)

Increase (decrease) in net assets from operations		(283,540)	211,463

Contract owner transactions:
Proceeds from units sold		240,769	283,812
Cost of units redeemed		(245,415)	(713,978)
Account charges		(1,969)	(1,847)
Increase (decrease)		(6,615)	(432,013)
Net increase (decrease)		(290,155)	(220,550)
Net assets, beginning		1,380,773	1,601,323
Net assets, ending		$1,090,618	$1,380,773

Units sold		161,123	166,100
Units redeemed		(176,945)	(419,415)
Net increase (decrease)		(15,822)	(253,315)
Units outstanding, beginning		772,374	1,025,689
Units outstanding, ending		756,552	772,374

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$3,020,681
Cost of units redeemed/account charges			(2,491,417)
Net investment income (loss)			31,407
Net realized gain (loss)			171,344
Realized gain distributions			510,965
Net change in unrealized appreciation (depreciation)			(152,362)
Net assets			$1,090,618

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.44	757	$1,091	1.25%	-19.4%	12/31/2022	$1.47	0	$0	1.00%	-19.2%	12/31/2022	$1.50	0	$0	0.75%	-19.0%
12/31/2021	1.79	772	1,381	1.25%	14.5%	12/31/2021	1.82	0	0	1.00%	14.8%	12/31/2021	1.85	0	0	0.75%	15.1%
12/31/2020	1.56	1,026	1,601	1.25%	16.0%	12/31/2020	1.58	0	0	1.00%	16.3%	12/31/2020	1.61	0	0	0.75%	16.6%
12/31/2019	1.35	1,075	1,447	1.25%	25.1%	12/31/2019	1.36	0	0	1.00%	25.4%	12/31/2019	1.38	0	0	0.75%	25.7%
12/31/2018	1.08	1,189	1,279	1.25%	-9.5%	12/31/2018	1.09	0	0	1.00%	-9.2%	12/31/2018	1.10	0	0	0.75%	-9.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.53	0	$0	0.50%	-18.8%	12/31/2022	$1.56	0	$0	0.25%	-18.6%	12/31/2022	$1.59	0	$0	0.00%	-18.3%
12/31/2021	1.88	0	0	0.50%	15.4%	12/31/2021	1.91	0	0	0.25%	15.7%	12/31/2021	1.94	0	0	0.00%	15.9%
12/31/2020	1.63	0	0	0.50%	16.9%	12/31/2020	1.65	0	0	0.25%	17.2%	12/31/2020	1.67	0	0	0.00%	17.5%
12/31/2019	1.39	0	0	0.50%	26.0%	12/31/2019	1.41	0	0	0.25%	26.3%	12/31/2019	1.43	0	0	0.00%	26.6%
12/31/2018	1.11	0	0	0.50%	-8.8%	12/31/2018	1.12	0	0	0.25%	-8.5%	12/31/2018	1.13	0	0	0.00%	-8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.7%
2021	1.9%
2020	1.0%
2019	1.4%
2018	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2055 Fund I Class - 06-CCW

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$899,508	$1,041,167	77,774
Receivables: investments sold	-
Payables: investments purchased	(439)
Net assets	$899,069

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$899,069	623,026	$1.44
Band 100	-	-	1.47
Band 75	-	-	1.50
Band 50	-	-	1.53
Band 25	-	-	1.56
Band 0	-	-	1.59
Total	$899,069	623,026

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$17,134
Mortality & expense charges			(11,187)
Net investment income (loss)			5,947

Gain (loss) on investments:
Net realized gain (loss)			(16,577)
Realized gain distributions			65,467
Net change in unrealized appreciation (depreciation)			(255,490)
Net gain (loss)			(206,600)

Increase (decrease) in net assets from operations			$(200,653)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,947	$7,119
Net realized gain (loss)		(16,577)	121,716
Realized gain distributions		65,467	63,757
Net change in unrealized appreciation (depreciation)		(255,490)	(45,674)

Increase (decrease) in net assets from operations		(200,653)	146,918

Contract owner transactions:
Proceeds from units sold		315,158	346,898
Cost of units redeemed		(224,660)	(549,861)
Account charges		(1,917)	(1,682)
Increase (decrease)		88,581	(204,645)
Net increase (decrease)		(112,072)	(57,727)
Net assets, beginning		1,011,141	1,068,868
Net assets, ending		$899,069	$1,011,141

Units sold		208,818	203,137
Units redeemed		(151,205)	(322,105)
Net increase (decrease)		57,613	(118,968)
Units outstanding, beginning		565,413	684,381
Units outstanding, ending		623,026	565,413

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,475,345
Cost of units redeemed/account charges			(1,877,892)
Net investment income (loss)			23,148
Net realized gain (loss)			124,341
Realized gain distributions			295,786
Net change in unrealized appreciation (depreciation)			(141,659)
Net assets			$899,069

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.44	623	$899	1.25%	-19.3%	12/31/2022	$1.47	0	$0	1.00%	-19.1%	12/31/2022	$1.50	0	$0	0.75%	-18.9%
12/31/2021	1.79	565	1,011	1.25%	14.5%	12/31/2021	1.82	0	0	1.00%	14.8%	12/31/2021	1.85	0	0	0.75%	15.1%
12/31/2020	1.56	684	1,069	1.25%	16.0%	12/31/2020	1.58	0	0	1.00%	16.3%	12/31/2020	1.61	0	0	0.75%	16.6%
12/31/2019	1.35	627	844	1.25%	25.1%	12/31/2019	1.36	0	0	1.00%	25.4%	12/31/2019	1.38	0	0	0.75%	25.7%
12/31/2018	1.08	737	794	1.25%	-9.4%	12/31/2018	1.09	0	0	1.00%	-9.2%	12/31/2018	1.10	0	0	0.75%	-9.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.53	0	$0	0.50%	-18.7%	12/31/2022	$1.56	0	$0	0.25%	-18.5%	12/31/2022	$1.59	0	$0	0.00%	-18.3%
12/31/2021	1.88	0	0	0.50%	15.4%	12/31/2021	1.91	0	0	0.25%	15.7%	12/31/2021	1.94	0	0	0.00%	15.9%
12/31/2020	1.63	0	0	0.50%	16.9%	12/31/2020	1.65	0	0	0.25%	17.2%	12/31/2020	1.68	0	0	0.00%	17.4%
12/31/2019	1.39	0	0	0.50%	26.0%	12/31/2019	1.41	0	0	0.25%	26.4%	12/31/2019	1.43	0	0	0.00%	26.7%
12/31/2018	1.11	0	0	0.50%	-8.7%	12/31/2018	1.12	0	0	0.25%	-8.5%	12/31/2018	1.13	0	0	0.00%	-8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.8%
2021	1.9%
2020	1.0%
2019	1.3%
2018	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2060 Fund I Class - 06-CCX

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$61,151	$69,183	5,777
Receivables: investments sold	28
Payables: investments purchased	-
Net assets	$61,179

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$61,179	42,450	$1.44
Band 100	-	-	1.47
Band 75	-	-	1.50
Band 50	-	-	1.53
Band 25	-	-	1.56
Band 0	-	-	1.59
Total	$61,179	42,450

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,225
Mortality & expense charges			(766)
Net investment income (loss)			459

Gain (loss) on investments:
Net realized gain (loss)			(4,842)
Realized gain distributions			4,224
Net change in unrealized appreciation (depreciation)			(12,856)
Net gain (loss)			(13,474)

Increase (decrease) in net assets from operations			$(13,015)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$459	$541
Net realized gain (loss)		(4,842)	5,694
Realized gain distributions		4,224	2,892
Net change in unrealized appreciation (depreciation)		(12,856)	(3,298)

Increase (decrease) in net assets from operations		(13,015)	5,829

Contract owner transactions:
Proceeds from units sold		41,347	26,957
Cost of units redeemed		(23,834)	(29,733)
Account charges		(129)	(2)
Increase (decrease)		17,384	(2,778)
Net increase (decrease)		4,369	3,051
Net assets, beginning		56,810	53,759
Net assets, ending		$61,179	$56,810

Units sold		28,165	15,763
Units redeemed		(17,523)	(18,400)
Net increase (decrease)		10,642	(2,637)
Units outstanding, beginning		31,808	34,445
Units outstanding, ending		42,450	31,808

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$169,689
Cost of units redeemed/account charges			(123,179)
Net investment income (loss)			1,401
Net realized gain (loss)			7,062
Realized gain distributions			14,238
Net change in unrealized appreciation (depreciation)			(8,032)
Net assets			$61,179

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.44	42	$61	1.25%	-19.3%	12/31/2022	$1.47	0	$0	1.00%	-19.1%	12/31/2022	$1.50	0	$0	0.75%	-18.9%
12/31/2021	1.79	32	57	1.25%	14.4%	12/31/2021	1.82	0	0	1.00%	14.7%	12/31/2021	1.85	0	0	0.75%	15.0%
12/31/2020	1.56	34	54	1.25%	16.0%	12/31/2020	1.58	0	0	1.00%	16.3%	12/31/2020	1.61	0	0	0.75%	16.6%
12/31/2019	1.35	48	64	1.25%	25.1%	12/31/2019	1.36	0	0	1.00%	25.4%	12/31/2019	1.38	0	0	0.75%	25.7%
12/31/2018	1.08	50	54	1.25%	-9.4%	12/31/2018	1.09	0	0	1.00%	-9.2%	12/31/2018	1.10	0	0	0.75%	-9.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.53	0	$0	0.50%	-18.7%	12/31/2022	$1.56	0	$0	0.25%	-18.5%	12/31/2022	$1.59	0	$0	0.00%	-18.3%
12/31/2021	1.88	0	0	0.50%	15.3%	12/31/2021	1.91	0	0	0.25%	15.6%	12/31/2021	1.94	0	0	0.00%	15.9%
12/31/2020	1.63	0	0	0.50%	16.9%	12/31/2020	1.65	0	0	0.25%	17.2%	12/31/2020	1.67	0	0	0.00%	17.5%
12/31/2019	1.39	0	0	0.50%	26.0%	12/31/2019	1.41	0	0	0.25%	26.3%	12/31/2019	1.43	0	0	0.00%	26.6%
12/31/2018	1.11	0	0	0.50%	-8.8%	12/31/2018	1.12	0	0	0.25%	-8.5%	12/31/2018	1.13	0	0	0.00%	-8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.1%
2021	2.0%
2020	0.9%
2019	1.4%
2018	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2060 Fund M Class - 06-CHG

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,794	$3,066	266
Receivables: investments sold	-
Payables: investments purchased	(7)
Net assets	$2,787

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,787	1,889	$1.48
Band 100	-	-	1.50
Band 75	-	-	1.53
Band 50	-	-	1.56
Band 25	-	-	1.58
Band 0	-	-	1.61
Total	$2,787	1,889

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$47
Mortality & expense charges			(23)
Net investment income (loss)			24

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			129
Net change in unrealized appreciation (depreciation)			(557)
Net gain (loss)			(428)

Increase (decrease) in net assets from operations			$(404)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$24	$12
Net realized gain (loss)		-	6
Realized gain distributions		129	115
Net change in unrealized appreciation (depreciation)		(557)	75

Increase (decrease) in net assets from operations		(404)	208

Contract owner transactions:
Proceeds from units sold		1,125	522
Cost of units redeemed		-	-
Account charges		(17)	(12)
Increase (decrease)		1,108	510
Net increase (decrease)		704	718
Net assets, beginning		2,083	1,365
Net assets, ending		$2,787	$2,083

Units sold		767	294
Units redeemed		(11)	(7)
Net increase (decrease)		756	287
Units outstanding, beginning		1,133	846
Units outstanding, ending		1,889	1,133

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,821
Cost of units redeemed/account charges			(51)
Net investment income (loss)			(15)
Net realized gain (loss)			6
Realized gain distributions			298
Net change in unrealized appreciation (depreciation)			(272)
Net assets			$2,787

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.48	2	$3	1.25%	-19.7%	12/31/2022	$1.50	0	$0	1.00%	-19.5%	12/31/2022	$1.53	0	$0	0.75%	-19.3%
12/31/2021	1.84	1	2	1.25%	13.9%	12/31/2021	1.87	0	0	1.00%	14.2%	12/31/2021	1.90	0	0	0.75%	14.5%
12/31/2020	1.61	1	1	1.25%	15.4%	12/31/2020	1.63	0	0	1.00%	15.7%	12/31/2020	1.66	0	0	0.75%	16.0%
12/31/2019	1.40	0	1	1.25%	24.4%	12/31/2019	1.41	0	0	1.00%	24.7%	12/31/2019	1.43	0	0	0.75%	25.0%
12/31/2018	1.12	0	0	1.25%	-9.9%	12/31/2018	1.13	0	0	1.00%	-9.6%	12/31/2018	1.14	0	0	0.75%	-9.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.56	0	$0	0.50%	-19.1%	12/31/2022	$1.58	0	$0	0.25%	-18.9%	12/31/2022	$1.61	0	$0	0.00%	-18.7%
12/31/2021	1.92	0	0	0.50%	14.8%	12/31/2021	1.95	0	0	0.25%	15.0%	12/31/2021	1.98	0	0	0.00%	15.3%
12/31/2020	1.68	0	0	0.50%	16.3%	12/31/2020	1.70	0	0	0.25%	16.6%	12/31/2020	1.72	0	0	0.00%	16.9%
12/31/2019	1.44	0	0	0.50%	25.4%	12/31/2019	1.46	0	0	0.25%	25.7%	12/31/2019	1.47	0	0	0.00%	26.0%
12/31/2018	1.15	0	0	0.50%	-9.2%	12/31/2018	1.16	0	0	0.25%	-9.0%	12/31/2018	1.17	0	0	0.00%	-8.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.9%
2021	2.0%
2020	1.5%
2019	0.0%
2018	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Balanced Fund I Class - 06-FTY

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$242,769	$273,934	10,603
Receivables: investments sold	-
Payables: investments purchased	(2,505)
Net assets	$240,264

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$240,264	171,377	$1.40
Band 100	-	-	1.42
Band 75	-	-	1.44
Band 50	-	-	1.46
Band 25	-	-	1.48
Band 0	-	-	1.50
Total	$240,264	171,377

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$3,754
Mortality & expense charges			(4,807)
Net investment income (loss)			(1,053)

Gain (loss) on investments:
Net realized gain (loss)			(13,679)
Realized gain distributions			11,070
Net change in unrealized appreciation (depreciation)			(97,730)
Net gain (loss)			(100,339)

Increase (decrease) in net assets from operations			$(101,392)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,053)	$(1,723)
Net realized gain (loss)		(13,679)	2,954
Realized gain distributions		11,070	32,356
Net change in unrealized appreciation (depreciation)		(97,730)	21,420

Increase (decrease) in net assets from operations		(101,392)	55,007

Contract owner transactions:
Proceeds from units sold		33,115	236,564
Cost of units redeemed		(248,080)	(9,656)
Account charges		(39)	(26)
Increase (decrease)		(215,004)	226,882
Net increase (decrease)		(316,396)	281,889
Net assets, beginning		556,660	274,771
Net assets, ending		$240,264	$556,660

Units sold		21,686	141,670
Units redeemed		(170,859)	(5,792)
Net increase (decrease)		(149,173)	135,878
Units outstanding, beginning		320,550	184,672
Units outstanding, ending		171,377	320,550

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$522,991
Cost of units redeemed/account charges			(301,978)
Net investment income (loss)			(1,560)
Net realized gain (loss)			(11,801)
Realized gain distributions			63,777
Net change in unrealized appreciation (depreciation)			(31,165)
Net assets			$240,264

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.40	171	$240	1.25%	-19.3%	12/31/2022	$1.42	0	$0	1.00%	-19.1%	12/31/2022	$1.44	0	$0	0.75%	-18.9%
12/31/2021	1.74	321	557	1.25%	16.7%	12/31/2021	1.76	0	0	1.00%	17.0%	12/31/2021	1.78	0	0	0.75%	17.3%
12/31/2020	1.49	185	275	1.25%	20.9%	12/31/2020	1.50	0	0	1.00%	21.2%	12/31/2020	1.51	0	0	0.75%	21.5%
12/31/2019	1.23	166	204	1.25%	22.6%	12/31/2019	1.24	0	0	1.00%	22.9%	12/31/2019	1.25	0	0	0.75%	23.2%
12/31/2018	1.00	146	147	1.25%	-5.4%	12/31/2018	1.01	0	0	1.00%	-5.1%	12/31/2018	1.01	0	0	0.75%	-4.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.46	0	$0	0.50%	-18.7%	12/31/2022	$1.48	0	$0	0.25%	-18.5%	12/31/2022	$1.50	0	$0	0.00%	-18.3%
12/31/2021	1.80	0	0	0.50%	17.6%	12/31/2021	1.82	0	0	0.25%	17.9%	12/31/2021	1.84	0	0	0.00%	18.2%
12/31/2020	1.53	0	0	0.50%	21.8%	12/31/2020	1.54	0	0	0.25%	22.1%	12/31/2020	1.55	0	0	0.00%	22.4%
12/31/2019	1.25	0	0	0.50%	23.5%	12/31/2019	1.26	0	0	0.25%	23.8%	12/31/2019	1.27	0	0	0.00%	24.1%
12/31/2018	1.02	0	0	0.50%	-4.7%	12/31/2018	1.02	0	0	0.25%	-4.4%	12/31/2018	1.02	0	0	0.00%	-4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.9%
2021	0.7%
2020	1.2%
2019	1.6%
2018	3.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Balanced Fund M Class - 06-FVC

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$(2,695)	$(2,696)	-
Receivables: investments sold	2,695
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.36
Band 100	-	-	1.38
Band 75	-	-	1.40
Band 50	-	-	1.42
Band 25	-	-	1.44
Band 0	-	-	1.46
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$271
Mortality & expense charges			(951)
Net investment income (loss)			(680)

Gain (loss) on investments:
Net realized gain (loss)			(19,353)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(24,863)
Net gain (loss)			(44,216)

Increase (decrease) in net assets from operations			$(44,896)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(680)	$(969)
Net realized gain (loss)		(19,353)	265
Realized gain distributions		-	6,068
Net change in unrealized appreciation (depreciation)		(24,863)	8,627

Increase (decrease) in net assets from operations		(44,896)	13,991

Contract owner transactions:
Proceeds from units sold		158,125	2,416
Cost of units redeemed		(215,156)	(218)
Account charges		-	-
Increase (decrease)		(57,031)	2,198
Net increase (decrease)		(101,927)	16,189
Net assets, beginning		101,927	85,738
Net assets, ending		$-	$101,927

Units sold		99,241	1,516
Units redeemed		(159,290)	(130)
Net increase (decrease)		(60,049)	1,386
Units outstanding, beginning		60,049	58,663
Units outstanding, ending		-	60,049

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$223,392
Cost of units redeemed/account charges			(215,374)
Net investment income (loss)			(2,159)
Net realized gain (loss)			(19,016)
Realized gain distributions			13,156
Net change in unrealized appreciation (depreciation)			1
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.36	0	$0	1.25%	-19.7%	12/31/2022	$1.38	0	$0	1.00%	-19.5%	12/31/2022	$1.40	0	$0	0.75%	-19.3%
12/31/2021	1.70	60	102	1.25%	16.1%	12/31/2021	1.72	0	0	1.00%	16.4%	12/31/2021	1.74	0	0	0.75%	16.7%
12/31/2020	1.46	59	86	1.25%	20.3%	12/31/2020	1.47	0	0	1.00%	20.6%	12/31/2020	1.49	0	0	0.75%	20.9%
12/31/2019	1.21	57	69	1.25%	21.9%	12/31/2019	1.22	0	0	1.00%	22.2%	12/31/2019	1.23	0	0	0.75%	22.5%
12/31/2018	1.00	56	56	1.25%	-5.8%	12/31/2018	1.00	0	0	1.00%	-5.6%	12/31/2018	1.00	0	0	0.75%	-5.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.42	0	$0	0.50%	-19.1%	12/31/2022	$1.44	0	$0	0.25%	-18.9%	12/31/2022	$1.46	0	$0	0.00%	-18.7%
12/31/2021	1.76	0	0	0.50%	17.0%	12/31/2021	1.78	0	0	0.25%	17.3%	12/31/2021	1.80	0	0	0.00%	17.6%
12/31/2020	1.50	0	0	0.50%	21.2%	12/31/2020	1.51	0	0	0.25%	21.5%	12/31/2020	1.53	0	0	0.00%	21.8%
12/31/2019	1.24	0	0	0.50%	22.8%	12/31/2019	1.25	0	0	0.25%	23.1%	12/31/2019	1.25	0	0	0.00%	23.4%
12/31/2018	1.01	0	0	0.50%	-5.1%	12/31/2018	1.01	0	0	0.25%	-4.9%	12/31/2018	1.02	0	0	0.00%	-4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.5%
2021	0.2%
2020	0.7%
2019	1.1%
2018	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Balanced Fund Z Class - 06-FVF

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$872,874	$914,768	38,605
Receivables: investments sold	1,924
Payables: investments purchased	-
Net assets	$874,798

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$874,798	619,689	$1.41
Band 100	-	-	1.43
Band 75	-	-	1.45
Band 50	-	-	1.47
Band 25	-	-	1.49
Band 0	-	-	1.51
Total	$874,798	619,689

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$11,992
Mortality & expense charges			(10,305)
Net investment income (loss)			1,687

Gain (loss) on investments:
Net realized gain (loss)			6,840
Realized gain distributions			30,390
Net change in unrealized appreciation (depreciation)			(201,341)
Net gain (loss)			(164,111)

Increase (decrease) in net assets from operations			$(162,424)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,687	$(2,886)
Net realized gain (loss)		6,840	15,380
Realized gain distributions		30,390	44,367
Net change in unrealized appreciation (depreciation)		(201,341)	50,229

Increase (decrease) in net assets from operations		(162,424)	107,090

Contract owner transactions:
Proceeds from units sold		671,771	54,512
Cost of units redeemed		(410,101)	(88,157)
Account charges		(559)	(193)
Increase (decrease)		261,111	(33,838)
Net increase (decrease)		98,687	73,252
Net assets, beginning		776,111	702,859
Net assets, ending		$874,798	$776,111

Units sold		459,276	32,334
Units redeemed		(283,975)	(58,187)
Net increase (decrease)		175,301	(25,853)
Units outstanding, beginning		444,388	470,241
Units outstanding, ending		619,689	444,388

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,453,184
Cost of units redeemed/account charges			(691,550)
Net investment income (loss)			5,308
Net realized gain (loss)			12,649
Realized gain distributions			137,101
Net change in unrealized appreciation (depreciation)			(41,894)
Net assets			$874,798

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.41	620	$875	1.25%	-19.2%	12/31/2022	$1.43	0	$0	1.00%	-19.0%	12/31/2022	$1.45	0	$0	0.75%	-18.8%
12/31/2021	1.75	444	776	1.25%	16.8%	12/31/2021	1.77	0	0	1.00%	17.1%	12/31/2021	1.79	0	0	0.75%	17.4%
12/31/2020	1.49	470	703	1.25%	21.0%	12/31/2020	1.51	0	0	1.00%	21.4%	12/31/2020	1.52	0	0	0.75%	21.7%
12/31/2019	1.23	464	573	1.25%	22.7%	12/31/2019	1.24	0	0	1.00%	23.0%	12/31/2019	1.25	0	0	0.75%	23.3%
12/31/2018	1.01	516	519	1.25%	-5.3%	12/31/2018	1.01	0	0	1.00%	-5.0%	12/31/2018	1.01	0	0	0.75%	-4.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.47	0	$0	0.50%	-18.6%	12/31/2022	$1.49	0	$0	0.25%	-18.4%	12/31/2022	$1.51	0	$0	0.00%	-18.2%
12/31/2021	1.81	0	0	0.50%	17.7%	12/31/2021	1.83	0	0	0.25%	18.0%	12/31/2021	1.85	0	0	0.00%	18.3%
12/31/2020	1.53	0	0	0.50%	22.0%	12/31/2020	1.55	0	0	0.25%	22.3%	12/31/2020	1.56	0	0	0.00%	22.6%
12/31/2019	1.26	0	0	0.50%	23.6%	12/31/2019	1.27	0	0	0.25%	23.9%	12/31/2019	1.27	0	0	0.00%	24.2%
12/31/2018	1.02	0	0	0.50%	-4.5%	12/31/2018	1.02	0	0	0.25%	-4.3%	12/31/2018	1.03	0	0	0.00%	-4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.5%
2021	0.8%
2020	1.3%
2019	1.7%
2018	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Diversified International Fund Z Class - 06-FVG

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$149,492	$172,459	6,652
Receivables: investments sold	-
Payables: investments purchased	(74)
Net assets	$149,418

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$149,418	129,006	$1.16
Band 100	-	-	1.17
Band 75	-	-	1.19
Band 50	-	-	1.21
Band 25	-	-	1.22
Band 0	-	-	1.24
Total	$149,418	129,006

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$903
Mortality & expense charges			(712)
Net investment income (loss)			191

Gain (loss) on investments:
Net realized gain (loss)			(915)
Realized gain distributions			2,599
Net change in unrealized appreciation (depreciation)			(53,503)
Net gain (loss)			(51,819)

Increase (decrease) in net assets from operations			$(51,628)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$191	$2,097
Net realized gain (loss)		(915)	5,208
Realized gain distributions		2,599	19,575
Net change in unrealized appreciation (depreciation)		(53,503)	(2,348)

Increase (decrease) in net assets from operations		(51,628)	24,532

Contract owner transactions:
Proceeds from units sold		10,739	27,278
Cost of units redeemed		(39,808)	(29,161)
Account charges		(13)	(19)
Increase (decrease)		(29,082)	(1,902)
Net increase (decrease)		(80,710)	22,630
Net assets, beginning		230,128	207,498
Net assets, ending		$149,418	$230,128

Units sold		9,137	18,162
Units redeemed		(30,083)	(19,306)
Net increase (decrease)		(20,946)	(1,144)
Units outstanding, beginning		149,952	151,096
Units outstanding, ending		129,006	149,952

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$383,695
Cost of units redeemed/account charges			(242,699)
Net investment income (loss)			1,707
Net realized gain (loss)			6,535
Realized gain distributions			23,147
Net change in unrealized appreciation (depreciation)			(22,967)
Net assets			$149,418

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.16	129	$149	1.25%	-24.5%	12/31/2022	$1.17	0	$0	1.00%	-24.3%	12/31/2022	$1.19	0	$0	0.75%	-24.2%
12/31/2021	1.53	150	230	1.25%	11.8%	12/31/2021	1.55	0	0	1.00%	12.0%	12/31/2021	1.57	0	0	0.75%	12.3%
12/31/2020	1.37	151	207	1.25%	18.3%	12/31/2020	1.39	0	0	1.00%	18.6%	12/31/2020	1.40	0	0	0.75%	18.9%
12/31/2019	1.16	14	17	1.25%	28.4%	12/31/2019	1.17	0	0	1.00%	28.7%	12/31/2019	1.18	0	0	0.75%	29.0%
12/31/2018	0.90	29	26	1.25%	-16.2%	12/31/2018	0.91	0	0	1.00%	-16.0%	12/31/2018	0.91	0	0	0.75%	-15.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.21	0	$0	0.50%	-24.0%	12/31/2022	$1.22	0	$0	0.25%	-23.8%	12/31/2022	$1.24	0	$0	0.00%	-23.6%
12/31/2021	1.59	0	0	0.50%	12.6%	12/31/2021	1.61	0	0	0.25%	12.9%	12/31/2021	1.62	0	0	0.00%	13.2%
12/31/2020	1.41	0	0	0.50%	19.2%	12/31/2020	1.42	0	0	0.25%	19.5%	12/31/2020	1.44	0	0	0.00%	19.8%
12/31/2019	1.18	0	0	0.50%	29.3%	12/31/2019	1.19	0	0	0.25%	29.6%	12/31/2019	1.20	0	0	0.00%	30.0%
12/31/2018	0.91	0	0	0.50%	-15.6%	12/31/2018	0.92	0	0	0.25%	-15.4%	12/31/2018	0.92	0	0	0.00%	-15.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.5%
2021	1.4%
2020	0.3%
2019	1.1%
2018	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Diversified Stock Fund Z Class - 06-FVH (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.66
Band 100	-	-	1.69
Band 75	-	-	1.71
Band 50	-	-	1.73
Band 25	-	-	1.76
Band 0	-	-	1.78
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.66	0	$0	1.25%	-20.8%	12/31/2022	$1.69	0	$0	1.00%	-20.6%	12/31/2022	$1.71	0	$0	0.75%	-20.4%
12/31/2021	2.10	0	0	1.25%	26.8%	12/31/2021	2.12	0	0	1.00%	27.1%	12/31/2021	2.15	0	0	0.75%	27.5%
12/31/2020	1.66	0	0	1.25%	25.8%	12/31/2020	1.67	0	0	1.00%	26.2%	12/31/2020	1.69	0	0	0.75%	26.5%
12/31/2019	1.32	0	0	1.25%	26.6%	12/31/2019	1.32	0	0	1.00%	26.9%	12/31/2019	1.33	0	0	0.75%	27.2%
12/31/2018	1.04	0	0	1.25%	-6.5%	12/31/2018	1.04	0	0	1.00%	-6.2%	12/31/2018	1.05	0	0	0.75%	-6.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.73	0	$0	0.50%	-20.2%	12/31/2022	$1.76	0	$0	0.25%	-20.0%	12/31/2022	$1.78	0	$0	0.00%	-19.8%
12/31/2021	2.17	0	0	0.50%	27.8%	12/31/2021	2.20	0	0	0.25%	28.1%	12/31/2021	2.22	0	0	0.00%	28.4%
12/31/2020	1.70	0	0	0.50%	26.8%	12/31/2020	1.72	0	0	0.25%	27.1%	12/31/2020	1.73	0	0	0.00%	27.4%
12/31/2019	1.34	0	0	0.50%	27.5%	12/31/2019	1.35	0	0	0.25%	27.8%	12/31/2019	1.36	0	0	0.00%	28.1%
12/31/2018	1.05	0	0	0.50%	-5.7%	12/31/2018	1.06	0	0	0.25%	-5.5%	12/31/2018	1.06	0	0	0.00%	-5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2005 Fund Z6 Class - 06-GHK

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$280	$311	29
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$280

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$280	266	$1.05
Band 100	-	-	1.08
Band 75	-	-	1.08
Band 50	-	-	1.09
Band 25	-	-	1.11
Band 0	-	-	1.12
Total	$280	266

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$9
Mortality & expense charges			(1)
Net investment income (loss)			8

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			3
Net change in unrealized appreciation (depreciation)			(28)
Net gain (loss)			(25)

Increase (decrease) in net assets from operations			$(17)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8	$1
Net realized gain (loss)		-	-
Realized gain distributions		3	1
Net change in unrealized appreciation (depreciation)		(28)	(3)

Increase (decrease) in net assets from operations		(17)	(1)

Contract owner transactions:
Proceeds from units sold		224	74
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		224	74
Net increase (decrease)		207	73
Net assets, beginning		73	-
Net assets, ending		$280	$73

Units sold		206	60
Units redeemed		-	-
Net increase (decrease)		206	60
Units outstanding, beginning		60	-
Units outstanding, ending		266	60

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$298
Cost of units redeemed/account charges			-
Net investment income (loss)			9
Net realized gain (loss)			-
Realized gain distributions			4
Net change in unrealized appreciation (depreciation)			(31)
Net assets			$280

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.05	0	$0	1.25%	-12.8%	12/31/2022	$1.08	0	$0	1.00%	-12.6%	12/31/2022	$1.08	0	$0	0.75%	-12.4%
12/31/2021	1.21	0	0	1.25%	2.6%	12/31/2021	1.24	0	0	1.00%	2.8%	12/31/2021	1.23	0	0	0.75%	3.1%
12/31/2020	1.18	0	0	1.25%	8.2%	12/31/2020	1.20	0	0	1.00%	8.5%	12/31/2020	1.20	0	0	0.75%	8.8%
12/31/2019	1.09	0	0	1.25%	11.4%	12/31/2019	1.11	0	0	1.00%	11.9%	12/31/2019	1.10	0	0	0.75%	12.0%
12/31/2018	0.98	0	0	1.25%	-3.5%	12/31/2018	0.99	0	0	1.00%	-2.3%	12/31/2018	0.98	0	0	0.75%	-3.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.09	0	$0	0.50%	-12.1%	12/31/2022	$1.11	0	$0	0.25%	-11.9%	12/31/2022	$1.12	0	$0	0.00%	-11.7%
12/31/2021	1.25	0	0	0.50%	3.4%	12/31/2021	1.26	0	0	0.25%	3.6%	12/31/2021	1.27	0	0	0.00%	3.9%
12/31/2020	1.20	0	0	0.50%	9.0%	12/31/2020	1.21	0	0	0.25%	9.3%	12/31/2020	1.22	0	0	0.00%	9.6%
12/31/2019	1.11	0	0	0.50%	12.2%	12/31/2019	1.11	0	0	0.25%	12.5%	12/31/2019	1.12	0	0	0.00%	12.8%
12/31/2018	0.98	0	0	0.50%	-2.8%	12/31/2018	0.99	0	0	0.25%	-2.6%	12/31/2018	0.99	0	0	0.00%	-2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	5.1%
2021	2.7%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2010 Fund Z6 Class - 06-GHM

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,209	$14,996	1,255
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$12,212

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,212	11,308	$1.08
Band 100	-	-	1.11
Band 75	-	-	1.11
Band 50	-	-	1.12
Band 25	-	-	1.14
Band 0	-	-	1.15
Total	$12,212	11,308

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$412
Mortality & expense charges			(146)
Net investment income (loss)			266

Gain (loss) on investments:
Net realized gain (loss)			(253)
Realized gain distributions			365
Net change in unrealized appreciation (depreciation)			(2,098)
Net gain (loss)			(1,986)

Increase (decrease) in net assets from operations			$(1,720)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$266	$217
Net realized gain (loss)		(253)	(1)
Realized gain distributions		365	693
Net change in unrealized appreciation (depreciation)		(2,098)	(689)

Increase (decrease) in net assets from operations		(1,720)	220

Contract owner transactions:
Proceeds from units sold		2,931	12,262
Cost of units redeemed		(1,481)	-
Account charges		-	-
Increase (decrease)		1,450	12,262
Net increase (decrease)		(270)	12,482
Net assets, beginning		12,482	-
Net assets, ending		$12,212	$12,482

Units sold		2,669	9,914
Units redeemed		(1,275)	-
Net increase (decrease)		1,394	9,914
Units outstanding, beginning		9,914	-
Units outstanding, ending		11,308	9,914

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$15,193
Cost of units redeemed/account charges			(1,481)
Net investment income (loss)			483
Net realized gain (loss)			(254)
Realized gain distributions			1,058
Net change in unrealized appreciation (depreciation)			(2,787)
Net assets			$12,212

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.08	11	$12	1.25%	-14.2%	12/31/2022	$1.11	0	$0	1.00%	-14.0%	12/31/2022	$1.11	0	$0	0.75%	-13.8%
12/31/2021	1.26	10	12	1.25%	4.2%	12/31/2021	1.29	0	0	1.00%	4.5%	12/31/2021	1.29	0	0	0.75%	4.8%
12/31/2020	1.21	0	0	1.25%	9.6%	12/31/2020	1.23	0	0	1.00%	9.9%	12/31/2020	1.23	0	0	0.75%	10.2%
12/31/2019	1.10	0	0	1.25%	13.5%	12/31/2019	1.12	0	0	1.00%	14.0%	12/31/2019	1.11	0	0	0.75%	14.1%
12/31/2018	0.97	0	0	1.25%	-4.3%	12/31/2018	0.98	0	0	1.00%	-3.1%	12/31/2018	0.98	0	0	0.75%	-3.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.12	0	$0	0.50%	-13.6%	12/31/2022	$1.14	0	$0	0.25%	-13.4%	12/31/2022	$1.15	0	$0	0.00%	-13.1%
12/31/2021	1.30	0	0	0.50%	5.0%	12/31/2021	1.31	0	0	0.25%	5.3%	12/31/2021	1.33	0	0	0.00%	5.5%
12/31/2020	1.24	0	0	0.50%	10.4%	12/31/2020	1.25	0	0	0.25%	10.7%	12/31/2020	1.26	0	0	0.00%	11.0%
12/31/2019	1.12	0	0	0.50%	14.3%	12/31/2019	1.13	0	0	0.25%	14.6%	12/31/2019	1.13	0	0	0.00%	14.9%
12/31/2018	0.98	0	0	0.50%	-3.6%	12/31/2018	0.98	0	0	0.25%	-3.4%	12/31/2018	0.98	0	0	0.00%	-3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.3%
2021	5.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2015 Fund Z6 Class - 06-GHN

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$24,659	$29,736	2,585
Receivables: investments sold	6
Payables: investments purchased	-
Net assets	$24,665

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$24,665	22,327	$1.10
Band 100	-	-	1.13
Band 75	-	-	1.13
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.18
Total	$24,665	22,327

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$802
Mortality & expense charges			(245)
Net investment income (loss)			557

Gain (loss) on investments:
Net realized gain (loss)			(167)
Realized gain distributions			765
Net change in unrealized appreciation (depreciation)			(4,107)
Net gain (loss)			(3,509)

Increase (decrease) in net assets from operations			$(2,952)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$557	$296
Net realized gain (loss)		(167)	(10)
Realized gain distributions		765	1,032
Net change in unrealized appreciation (depreciation)		(4,107)	(970)

Increase (decrease) in net assets from operations		(2,952)	348

Contract owner transactions:
Proceeds from units sold		11,785	17,614
Cost of units redeemed		(964)	(1,166)
Account charges		-	-
Increase (decrease)		10,821	16,448
Net increase (decrease)		7,869	16,796
Net assets, beginning		16,796	-
Net assets, ending		$24,665	$16,796

Units sold		10,275	13,718
Units redeemed		(780)	(886)
Net increase (decrease)		9,495	12,832
Units outstanding, beginning		12,832	-
Units outstanding, ending		22,327	12,832

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$29,399
Cost of units redeemed/account charges			(2,130)
Net investment income (loss)			853
Net realized gain (loss)			(177)
Realized gain distributions			1,797
Net change in unrealized appreciation (depreciation)			(5,077)
Net assets			$24,665

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.10	22	$25	1.25%	-15.6%	12/31/2022	$1.13	0	$0	1.00%	-15.4%	12/31/2022	$1.13	0	$0	0.75%	-15.2%
12/31/2021	1.31	13	17	1.25%	5.9%	12/31/2021	1.34	0	0	1.00%	6.1%	12/31/2021	1.34	0	0	0.75%	6.4%
12/31/2020	1.24	0	0	1.25%	10.9%	12/31/2020	1.26	0	0	1.00%	11.2%	12/31/2020	1.26	0	0	0.75%	11.5%
12/31/2019	1.11	0	0	1.25%	15.6%	12/31/2019	1.14	0	0	1.00%	16.1%	12/31/2019	1.13	0	0	0.75%	16.1%
12/31/2018	0.96	0	0	1.25%	-5.1%	12/31/2018	0.98	0	0	1.00%	-3.9%	12/31/2018	0.97	0	0	0.75%	-4.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.15	0	$0	0.50%	-15.0%	12/31/2022	$1.16	0	$0	0.25%	-14.8%	12/31/2022	$1.18	0	$0	0.00%	-14.5%
12/31/2021	1.35	0	0	0.50%	6.6%	12/31/2021	1.36	0	0	0.25%	6.9%	12/31/2021	1.38	0	0	0.00%	7.2%
12/31/2020	1.27	0	0	0.50%	11.8%	12/31/2020	1.28	0	0	0.25%	12.0%	12/31/2020	1.29	0	0	0.00%	12.3%
12/31/2019	1.13	0	0	0.50%	16.4%	12/31/2019	1.14	0	0	0.25%	16.7%	12/31/2019	1.14	0	0	0.00%	17.0%
12/31/2018	0.97	0	0	0.50%	-4.4%	12/31/2018	0.98	0	0	0.25%	-4.1%	12/31/2018	0.98	0	0	0.00%	-3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.9%
2021	4.9%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2020 Fund Z6 Class - 06-GHP

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,763	$1,876	167
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$1,763

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,763	1,565	$1.13
Band 100	-	-	1.16
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$1,763	1,565

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$54
Mortality & expense charges			(8)
Net investment income (loss)			46

Gain (loss) on investments:
Net realized gain (loss)			(1)
Realized gain distributions			20
Net change in unrealized appreciation (depreciation)			(113)
Net gain (loss)			(94)

Increase (decrease) in net assets from operations			$(48)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$46	$-
Net realized gain (loss)		(1)	-
Realized gain distributions		20	-
Net change in unrealized appreciation (depreciation)		(113)	-

Increase (decrease) in net assets from operations		(48)	-

Contract owner transactions:
Proceeds from units sold		1,811	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		1,811	-
Net increase (decrease)		1,763	-
Net assets, beginning		-	-
Net assets, ending		$1,763	$-

Units sold		1,565	-
Units redeemed		-	-
Net increase (decrease)		1,565	-
Units outstanding, beginning		-	-
Units outstanding, ending		1,565	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,811
Cost of units redeemed/account charges			-
Net investment income (loss)			46
Net realized gain (loss)			(1)
Realized gain distributions			20
Net change in unrealized appreciation (depreciation)			(113)
Net assets			$1,763

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.13	2	$2	1.25%	-17.0%	12/31/2022	$1.16	0	$0	1.00%	-16.8%	12/31/2022	$1.16	0	$0	0.75%	-16.6%
12/31/2021	1.36	0	0	1.25%	7.5%	12/31/2021	1.39	0	0	1.00%	7.8%	12/31/2021	1.39	0	0	0.75%	8.0%
12/31/2020	1.26	0	0	1.25%	12.1%	12/31/2020	1.29	0	0	1.00%	12.4%	12/31/2020	1.28	0	0	0.75%	12.7%
12/31/2019	1.13	0	0	1.25%	17.4%	12/31/2019	1.15	0	0	1.00%	18.0%	12/31/2019	1.14	0	0	0.75%	18.0%
12/31/2018	0.96	0	0	1.25%	-5.9%	12/31/2018	0.97	0	0	1.00%	-4.7%	12/31/2018	0.96	0	0	0.75%	-5.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.17	0	$0	0.50%	-16.4%	12/31/2022	$1.19	0	$0	0.25%	-16.2%	12/31/2022	$1.20	0	$0	0.00%	-16.0%
12/31/2021	1.40	0	0	0.50%	8.3%	12/31/2021	1.41	0	0	0.25%	8.6%	12/31/2021	1.43	0	0	0.00%	8.8%
12/31/2020	1.29	0	0	0.50%	13.0%	12/31/2020	1.30	0	0	0.25%	13.2%	12/31/2020	1.31	0	0	0.00%	13.5%
12/31/2019	1.14	0	0	0.50%	18.3%	12/31/2019	1.15	0	0	0.25%	18.6%	12/31/2019	1.16	0	0	0.00%	18.9%
12/31/2018	0.97	0	0	0.50%	-5.2%	12/31/2018	0.97	0	0	0.25%	-4.9%	12/31/2018	0.97	0	0	0.00%	-4.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	6.1%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2025 Fund Z6 Class - 06-GHR

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$475,713	$614,208	43,217
Receivables: investments sold	110
Payables: investments purchased	-
Net assets	$475,823

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$475,823	414,135	$1.15
Band 100	-	-	1.18
Band 75	-	-	1.18
Band 50	-	-	1.19
Band 25	-	-	1.21
Band 0	-	-	1.22
Total	$475,823	414,135

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$13,789
Mortality & expense charges			(5,927)
Net investment income (loss)			7,862

Gain (loss) on investments:
Net realized gain (loss)			(12,614)
Realized gain distributions			25,876
Net change in unrealized appreciation (depreciation)			(114,014)
Net gain (loss)			(100,752)

Increase (decrease) in net assets from operations			$(92,890)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,862	$8,991
Net realized gain (loss)		(12,614)	42
Realized gain distributions		25,876	28,404
Net change in unrealized appreciation (depreciation)		(114,014)	(24,481)

Increase (decrease) in net assets from operations		(92,890)	12,956

Contract owner transactions:
Proceeds from units sold		100,191	532,137
Cost of units redeemed		(55,013)	(21,492)
Account charges		(24)	(42)
Increase (decrease)		45,154	510,603
Net increase (decrease)		(47,736)	523,559
Net assets, beginning		523,559	-
Net assets, ending		$475,823	$523,559

Units sold		82,920	390,894
Units redeemed		(44,247)	(15,432)
Net increase (decrease)		38,673	375,462
Units outstanding, beginning		375,462	-
Units outstanding, ending		414,135	375,462

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$632,328
Cost of units redeemed/account charges			(76,571)
Net investment income (loss)			16,853
Net realized gain (loss)			(12,572)
Realized gain distributions			54,280
Net change in unrealized appreciation (depreciation)			(138,495)
Net assets			$475,823

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.15	414	$476	1.25%	-17.6%	12/31/2022	$1.18	0	$0	1.00%	-17.4%	12/31/2022	$1.18	0	$0	0.75%	-17.2%
12/31/2021	1.39	375	524	1.25%	8.7%	12/31/2021	1.43	0	0	1.00%	8.9%	12/31/2021	1.42	0	0	0.75%	9.2%
12/31/2020	1.28	0	0	1.25%	13.0%	12/31/2020	1.31	0	0	1.00%	13.2%	12/31/2020	1.30	0	0	0.75%	13.5%
12/31/2019	1.14	0	0	1.25%	19.0%	12/31/2019	1.16	0	0	1.00%	19.5%	12/31/2019	1.15	0	0	0.75%	19.6%
12/31/2018	0.95	0	0	1.25%	-6.4%	12/31/2018	0.97	0	0	1.00%	-5.2%	12/31/2018	0.96	0	0	0.75%	-5.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.19	0	$0	0.50%	-17.0%	12/31/2022	$1.21	0	$0	0.25%	-16.8%	12/31/2022	$1.22	0	$0	0.00%	-16.6%
12/31/2021	1.44	0	0	0.50%	9.5%	12/31/2021	1.45	0	0	0.25%	9.8%	12/31/2021	1.47	0	0	0.00%	10.0%
12/31/2020	1.31	0	0	0.50%	13.8%	12/31/2020	1.32	0	0	0.25%	14.1%	12/31/2020	1.33	0	0	0.00%	14.4%
12/31/2019	1.15	0	0	0.50%	19.9%	12/31/2019	1.16	0	0	0.25%	20.2%	12/31/2019	1.17	0	0	0.00%	20.5%
12/31/2018	0.96	0	0	0.50%	-5.7%	12/31/2018	0.97	0	0	0.25%	-5.5%	12/31/2018	0.97	0	0	0.00%	-5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.8%
2021	4.7%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2030 Fund Z6 Class - 06-GHT

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$429,466	$541,608	35,795
Receivables: investments sold	83
Payables: investments purchased	-
Net assets	$429,549

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$429,549	362,301	$1.19
Band 100	-	-	1.22
Band 75	-	-	1.22
Band 50	-	-	1.23
Band 25	-	-	1.25
Band 0	-	-	1.26
Total	$429,549	362,301

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$11,224
Mortality & expense charges			(4,973)
Net investment income (loss)			6,251

Gain (loss) on investments:
Net realized gain (loss)			(9,158)
Realized gain distributions			21,539
Net change in unrealized appreciation (depreciation)			(94,052)
Net gain (loss)			(81,671)

Increase (decrease) in net assets from operations			$(75,420)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,251	$6,570
Net realized gain (loss)		(9,158)	498
Realized gain distributions		21,539	28,012
Net change in unrealized appreciation (depreciation)		(94,052)	(18,090)

Increase (decrease) in net assets from operations		(75,420)	16,990

Contract owner transactions:
Proceeds from units sold		129,929	447,560
Cost of units redeemed		(50,786)	(38,459)
Account charges		(141)	(124)
Increase (decrease)		79,002	408,977
Net increase (decrease)		3,582	425,967
Net assets, beginning		425,967	-
Net assets, ending		$429,549	$425,967

Units sold		106,197	321,714
Units redeemed		(39,135)	(26,475)
Net increase (decrease)		67,062	295,239
Units outstanding, beginning		295,239	-
Units outstanding, ending		362,301	295,239

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$577,489
Cost of units redeemed/account charges			(89,510)
Net investment income (loss)			12,821
Net realized gain (loss)			(8,660)
Realized gain distributions			49,551
Net change in unrealized appreciation (depreciation)			(112,142)
Net assets			$429,549

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.19	362	$430	1.25%	-17.8%	12/31/2022	$1.22	0	$0	1.00%	-17.6%	12/31/2022	$1.22	0	$0	0.75%	-17.4%
12/31/2021	1.44	295	426	1.25%	10.0%	12/31/2021	1.48	0	0	1.00%	10.2%	12/31/2021	1.47	0	0	0.75%	10.5%
12/31/2020	1.31	0	0	1.25%	13.9%	12/31/2020	1.34	0	0	1.00%	14.2%	12/31/2020	1.33	0	0	0.75%	14.5%
12/31/2019	1.15	0	0	1.25%	21.5%	12/31/2019	1.17	0	0	1.00%	22.1%	12/31/2019	1.16	0	0	0.75%	22.1%
12/31/2018	0.95	0	0	1.25%	-7.5%	12/31/2018	0.96	0	0	1.00%	-6.3%	12/31/2018	0.95	0	0	0.75%	-7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.23	0	$0	0.50%	-17.2%	12/31/2022	$1.25	0	$0	0.25%	-17.0%	12/31/2022	$1.26	0	$0	0.00%	-16.8%
12/31/2021	1.49	0	0	0.50%	10.8%	12/31/2021	1.50	0	0	0.25%	11.1%	12/31/2021	1.52	0	0	0.00%	11.3%
12/31/2020	1.34	0	0	0.50%	14.8%	12/31/2020	1.35	0	0	0.25%	15.0%	12/31/2020	1.36	0	0	0.00%	15.3%
12/31/2019	1.17	0	0	0.50%	22.4%	12/31/2019	1.18	0	0	0.25%	22.7%	12/31/2019	1.18	0	0	0.00%	23.0%
12/31/2018	0.96	0	0	0.50%	-6.8%	12/31/2018	0.96	0	0	0.25%	-6.5%	12/31/2018	0.96	0	0	0.00%	-6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.6%
2021	4.7%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2035 Fund Z6 Class - 06-GHV

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$323,505	$402,408	33,482
Receivables: investments sold	79,291
Payables: investments purchased	-
Net assets	$402,796

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$402,796	325,866	$1.24
Band 100	-	-	1.27
Band 75	-	-	1.27
Band 50	-	-	1.28
Band 25	-	-	1.30
Band 0	-	-	1.32
Total	$402,796	325,866

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$7,632
Mortality & expense charges			(6,986)
Net investment income (loss)			646

Gain (loss) on investments:
Net realized gain (loss)			(147,261)
Realized gain distributions			49,532
Net change in unrealized appreciation (depreciation)			(51,642)
Net gain (loss)			(149,371)

Increase (decrease) in net assets from operations			$(148,725)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$646	$11,055
Net realized gain (loss)		(147,261)	(345)
Realized gain distributions		49,532	49,952
Net change in unrealized appreciation (depreciation)		(51,642)	(27,261)

Increase (decrease) in net assets from operations		(148,725)	33,401

Contract owner transactions:
Proceeds from units sold		172,483	844,289
Cost of units redeemed		(455,946)	(42,104)
Account charges		(361)	(241)
Increase (decrease)		(283,824)	801,944
Net increase (decrease)		(432,549)	835,345
Net assets, beginning		835,345	-
Net assets, ending		$402,796	$835,345

Units sold		135,558	579,319
Units redeemed		(360,517)	(28,494)
Net increase (decrease)		(224,959)	550,825
Units outstanding, beginning		550,825	-
Units outstanding, ending		325,866	550,825

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,016,772
Cost of units redeemed/account charges			(498,652)
Net investment income (loss)			11,701
Net realized gain (loss)			(147,606)
Realized gain distributions			99,484
Net change in unrealized appreciation (depreciation)			(78,903)
Net assets			$402,796

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.24	326	$403	1.25%	-18.5%	12/31/2022	$1.27	0	$0	1.00%	-18.3%	12/31/2022	$1.27	0	$0	0.75%	-18.1%
12/31/2021	1.52	551	835	1.25%	12.7%	12/31/2021	1.55	0	0	1.00%	13.0%	12/31/2021	1.55	0	0	0.75%	13.2%
12/31/2020	1.35	0	0	1.25%	15.3%	12/31/2020	1.37	0	0	1.00%	15.6%	12/31/2020	1.37	0	0	0.75%	15.9%
12/31/2019	1.17	0	0	1.25%	24.4%	12/31/2019	1.19	0	0	1.00%	25.0%	12/31/2019	1.18	0	0	0.75%	25.0%
12/31/2018	0.94	0	0	1.25%	-8.7%	12/31/2018	0.95	0	0	1.00%	-7.6%	12/31/2018	0.94	0	0	0.75%	-8.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.28	0	$0	0.50%	-17.9%	12/31/2022	$1.30	0	$0	0.25%	-17.7%	12/31/2022	$1.32	0	$0	0.00%	-17.5%
12/31/2021	1.56	0	0	0.50%	13.5%	12/31/2021	1.58	0	0	0.25%	13.8%	12/31/2021	1.60	0	0	0.00%	14.1%
12/31/2020	1.38	0	0	0.50%	16.2%	12/31/2020	1.39	0	0	0.25%	16.5%	12/31/2020	1.40	0	0	0.00%	16.7%
12/31/2019	1.19	0	0	0.50%	25.4%	12/31/2019	1.19	0	0	0.25%	25.7%	12/31/2019	1.20	0	0	0.00%	26.0%
12/31/2018	0.95	0	0	0.50%	-8.0%	12/31/2018	0.95	0	0	0.25%	-7.8%	12/31/2018	0.95	0	0	0.00%	-7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.2%
2021	4.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2040 Fund Z6 Class - 06-GHW

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$497,553	$655,304	38,310
Receivables: investments sold	97
Payables: investments purchased	-
Net assets	$497,650

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$497,650	393,629	$1.26
Band 100	-	-	1.30
Band 75	-	-	1.30
Band 50	-	-	1.31
Band 25	-	-	1.33
Band 0	-	-	1.35
Total	$497,650	393,629

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$10,622
Mortality & expense charges			(6,468)
Net investment income (loss)			4,154

Gain (loss) on investments:
Net realized gain (loss)			(26,372)
Realized gain distributions			39,032
Net change in unrealized appreciation (depreciation)			(131,352)
Net gain (loss)			(118,692)

Increase (decrease) in net assets from operations			$(114,538)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,154	$10,345
Net realized gain (loss)		(26,372)	28
Realized gain distributions		39,032	47,490
Net change in unrealized appreciation (depreciation)		(131,352)	(26,399)

Increase (decrease) in net assets from operations		(114,538)	31,464

Contract owner transactions:
Proceeds from units sold		91,011	744,922
Cost of units redeemed		(177,912)	(76,660)
Account charges		(311)	(326)
Increase (decrease)		(87,212)	667,936
Net increase (decrease)		(201,750)	699,400
Net assets, beginning		699,400	-
Net assets, ending		$497,650	$699,400

Units sold		71,969	497,395
Units redeemed		(125,806)	(49,929)
Net increase (decrease)		(53,837)	447,466
Units outstanding, beginning		447,466	-
Units outstanding, ending		393,629	447,466

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$835,933
Cost of units redeemed/account charges			(255,209)
Net investment income (loss)			14,499
Net realized gain (loss)			(26,344)
Realized gain distributions			86,522
Net change in unrealized appreciation (depreciation)			(157,751)
Net assets			$497,650

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.26	394	$498	1.25%	-19.1%	12/31/2022	$1.30	0	$0	1.00%	-18.9%	12/31/2022	$1.30	0	$0	0.75%	-18.7%
12/31/2021	1.56	447	699	1.25%	14.8%	12/31/2021	1.60	0	0	1.00%	15.1%	12/31/2021	1.60	0	0	0.75%	15.4%
12/31/2020	1.36	0	0	1.25%	16.2%	12/31/2020	1.39	0	0	1.00%	16.5%	12/31/2020	1.38	0	0	0.75%	16.8%
12/31/2019	1.17	0	0	1.25%	25.4%	12/31/2019	1.19	0	0	1.00%	26.0%	12/31/2019	1.18	0	0	0.75%	26.0%
12/31/2018	0.93	0	0	1.25%	-9.2%	12/31/2018	0.95	0	0	1.00%	-8.1%	12/31/2018	0.94	0	0	0.75%	-8.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.31	0	$0	0.50%	-18.5%	12/31/2022	$1.33	0	$0	0.25%	-18.3%	12/31/2022	$1.35	0	$0	0.00%	-18.1%
12/31/2021	1.61	0	0	0.50%	15.7%	12/31/2021	1.63	0	0	0.25%	16.0%	12/31/2021	1.65	0	0	0.00%	16.3%
12/31/2020	1.39	0	0	0.50%	17.1%	12/31/2020	1.40	0	0	0.25%	17.4%	12/31/2020	1.42	0	0	0.00%	17.7%
12/31/2019	1.19	0	0	0.50%	26.4%	12/31/2019	1.20	0	0	0.25%	26.7%	12/31/2019	1.20	0	0	0.00%	27.0%
12/31/2018	0.94	0	0	0.50%	-8.5%	12/31/2018	0.94	0	0	0.25%	-8.3%	12/31/2018	0.95	0	0	0.00%	-8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.8%
2021	4.4%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2045 Fund Z6 Class - 06-GHX

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$252,156	$316,845	24,531
Receivables: investments sold	31
Payables: investments purchased	-
Net assets	$252,187

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$252,187	199,557	$1.26
Band 100	-	-	1.30
Band 75	-	-	1.30
Band 50	-	-	1.31
Band 25	-	-	1.33
Band 0	-	-	1.35
Total	$252,187	199,557

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$5,375
Mortality & expense charges			(3,155)
Net investment income (loss)			2,220

Gain (loss) on investments:
Net realized gain (loss)			(19,590)
Realized gain distributions			18,165
Net change in unrealized appreciation (depreciation)			(53,875)
Net gain (loss)			(55,300)

Increase (decrease) in net assets from operations			$(53,080)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,220	$4,642
Net realized gain (loss)		(19,590)	179
Realized gain distributions		18,165	19,059
Net change in unrealized appreciation (depreciation)		(53,875)	(10,814)

Increase (decrease) in net assets from operations		(53,080)	13,066

Contract owner transactions:
Proceeds from units sold		91,575	325,284
Cost of units redeemed		(90,265)	(33,780)
Account charges		(391)	(222)
Increase (decrease)		919	291,282
Net increase (decrease)		(52,161)	304,348
Net assets, beginning		304,348	-
Net assets, ending		$252,187	$304,348

Units sold		70,604	216,797
Units redeemed		(65,883)	(21,961)
Net increase (decrease)		4,721	194,836
Units outstanding, beginning		194,836	-
Units outstanding, ending		199,557	194,836

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$416,859
Cost of units redeemed/account charges			(124,658)
Net investment income (loss)			6,862
Net realized gain (loss)			(19,411)
Realized gain distributions			37,224
Net change in unrealized appreciation (depreciation)			(64,689)
Net assets			$252,187

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.26	200	$252	1.25%	-19.1%	12/31/2022	$1.30	0	$0	1.00%	-18.9%	12/31/2022	$1.30	0	$0	0.75%	-18.7%
12/31/2021	1.56	195	304	1.25%	14.8%	12/31/2021	1.60	0	0	1.00%	15.1%	12/31/2021	1.59	0	0	0.75%	15.4%
12/31/2020	1.36	0	0	1.25%	16.2%	12/31/2020	1.39	0	0	1.00%	16.5%	12/31/2020	1.38	0	0	0.75%	16.8%
12/31/2019	1.17	0	0	1.25%	25.3%	12/31/2019	1.19	0	0	1.00%	25.9%	12/31/2019	1.18	0	0	0.75%	25.9%
12/31/2018	0.93	0	0	1.25%	-9.1%	12/31/2018	0.95	0	0	1.00%	-8.0%	12/31/2018	0.94	0	0	0.75%	-8.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.31	0	$0	0.50%	-18.5%	12/31/2022	$1.33	0	$0	0.25%	-18.3%	12/31/2022	$1.35	0	$0	0.00%	-18.1%
12/31/2021	1.61	0	0	0.50%	15.7%	12/31/2021	1.63	0	0	0.25%	16.0%	12/31/2021	1.64	0	0	0.00%	16.2%
12/31/2020	1.39	0	0	0.50%	17.1%	12/31/2020	1.40	0	0	0.25%	17.4%	12/31/2020	1.41	0	0	0.00%	17.7%
12/31/2019	1.19	0	0	0.50%	26.3%	12/31/2019	1.20	0	0	0.25%	26.6%	12/31/2019	1.20	0	0	0.00%	26.9%
12/31/2018	0.94	0	0	0.50%	-8.5%	12/31/2018	0.94	0	0	0.25%	-8.2%	12/31/2018	0.95	0	0	0.00%	-8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.9%
2021	4.4%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2050 Fund Z6 Class - 06-GHY

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$536,361	$689,585	52,134
Receivables: investments sold	98
Payables: investments purchased	-
Net assets	$536,459

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$536,459	424,629	$1.26
Band 100	-	-	1.30
Band 75	-	-	1.30
Band 50	-	-	1.31
Band 25	-	-	1.33
Band 0	-	-	1.35
Total	$536,459	424,629

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$11,394
Mortality & expense charges			(6,502)
Net investment income (loss)			4,892

Gain (loss) on investments:
Net realized gain (loss)			(23,810)
Realized gain distributions			36,453
Net change in unrealized appreciation (depreciation)			(130,808)
Net gain (loss)			(118,165)

Increase (decrease) in net assets from operations			$(113,273)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,892	$10,020
Net realized gain (loss)		(23,810)	334
Realized gain distributions		36,453	35,496
Net change in unrealized appreciation (depreciation)		(130,808)	(22,416)

Increase (decrease) in net assets from operations		(113,273)	23,434

Contract owner transactions:
Proceeds from units sold		151,420	627,914
Cost of units redeemed		(128,395)	(24,144)
Account charges		(369)	(128)
Increase (decrease)		22,656	603,642
Net increase (decrease)		(90,617)	627,076
Net assets, beginning		627,076	-
Net assets, ending		$536,459	$627,076

Units sold		116,285	417,046
Units redeemed		(93,089)	(15,613)
Net increase (decrease)		23,196	401,433
Units outstanding, beginning		401,433	-
Units outstanding, ending		424,629	401,433

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$779,334
Cost of units redeemed/account charges			(153,036)
Net investment income (loss)			14,912
Net realized gain (loss)			(23,476)
Realized gain distributions			71,949
Net change in unrealized appreciation (depreciation)			(153,224)
Net assets			$536,459

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.26	425	$536	1.25%	-19.1%	12/31/2022	$1.30	0	$0	1.00%	-18.9%	12/31/2022	$1.30	0	$0	0.75%	-18.7%
12/31/2021	1.56	401	627	1.25%	14.8%	12/31/2021	1.60	0	0	1.00%	15.1%	12/31/2021	1.59	0	0	0.75%	15.3%
12/31/2020	1.36	0	0	1.25%	16.3%	12/31/2020	1.39	0	0	1.00%	16.6%	12/31/2020	1.38	0	0	0.75%	16.9%
12/31/2019	1.17	0	0	1.25%	25.4%	12/31/2019	1.19	0	0	1.00%	25.9%	12/31/2019	1.18	0	0	0.75%	26.0%
12/31/2018	0.93	0	0	1.25%	-9.2%	12/31/2018	0.95	0	0	1.00%	-8.1%	12/31/2018	0.94	0	0	0.75%	-8.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.31	0	$0	0.50%	-18.5%	12/31/2022	$1.33	0	$0	0.25%	-18.3%	12/31/2022	$1.35	0	$0	0.00%	-18.1%
12/31/2021	1.61	0	0	0.50%	15.6%	12/31/2021	1.63	0	0	0.25%	15.9%	12/31/2021	1.64	0	0	0.00%	16.2%
12/31/2020	1.39	0	0	0.50%	17.2%	12/31/2020	1.40	0	0	0.25%	17.5%	12/31/2020	1.42	0	0	0.00%	17.8%
12/31/2019	1.19	0	0	0.50%	26.3%	12/31/2019	1.20	0	0	0.25%	26.6%	12/31/2019	1.20	0	0	0.00%	26.9%
12/31/2018	0.94	0	0	0.50%	-8.5%	12/31/2018	0.94	0	0	0.25%	-8.3%	12/31/2018	0.95	0	0	0.00%	-8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.0%
2021	4.5%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2055 Fund Z6 Class - 06-GJC

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$488,727	$606,107	42,435
Receivables: investments sold	125
Payables: investments purchased	-
Net assets	$488,852

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$488,852	386,808	$1.26
Band 100	-	-	1.30
Band 75	-	-	1.30
Band 50	-	-	1.31
Band 25	-	-	1.33
Band 0	-	-	1.35
Total	$488,852	386,808

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$10,525
Mortality & expense charges			(6,048)
Net investment income (loss)			4,477

Gain (loss) on investments:
Net realized gain (loss)			(35,739)
Realized gain distributions			33,307
Net change in unrealized appreciation (depreciation)			(102,742)
Net gain (loss)			(105,174)

Increase (decrease) in net assets from operations			$(100,697)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,477	$8,072
Net realized gain (loss)		(35,739)	(100)
Realized gain distributions		33,307	32,119
Net change in unrealized appreciation (depreciation)		(102,742)	(14,638)

Increase (decrease) in net assets from operations		(100,697)	25,453

Contract owner transactions:
Proceeds from units sold		198,162	536,271
Cost of units redeemed		(149,928)	(20,300)
Account charges		(23)	(86)
Increase (decrease)		48,211	515,885
Net increase (decrease)		(52,486)	541,338
Net assets, beginning		541,338	-
Net assets, ending		$488,852	$541,338

Units sold		162,849	359,721
Units redeemed		(122,437)	(13,325)
Net increase (decrease)		40,412	346,396
Units outstanding, beginning		346,396	-
Units outstanding, ending		386,808	346,396

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$734,433
Cost of units redeemed/account charges			(170,337)
Net investment income (loss)			12,549
Net realized gain (loss)			(35,839)
Realized gain distributions			65,426
Net change in unrealized appreciation (depreciation)			(117,380)
Net assets			$488,852

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.26	387	$489	1.25%	-19.1%	12/31/2022	$1.30	0	$0	1.00%	-18.9%	12/31/2022	$1.30	0	$0	0.75%	-18.7%
12/31/2021	1.56	346	541	1.25%	14.8%	12/31/2021	1.60	0	0	1.00%	15.1%	12/31/2021	1.60	0	0	0.75%	15.4%
12/31/2020	1.36	0	0	1.25%	16.3%	12/31/2020	1.39	0	0	1.00%	16.6%	12/31/2020	1.38	0	0	0.75%	16.9%
12/31/2019	1.17	0	0	1.25%	25.3%	12/31/2019	1.19	0	0	1.00%	25.9%	12/31/2019	1.18	0	0	0.75%	25.9%
12/31/2018	0.93	0	0	1.25%	-9.2%	12/31/2018	0.95	0	0	1.00%	-8.0%	12/31/2018	0.94	0	0	0.75%	-8.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.31	0	$0	0.50%	-18.5%	12/31/2022	$1.33	0	$0	0.25%	-18.3%	12/31/2022	$1.35	0	$0	0.00%	-18.1%
12/31/2021	1.61	0	0	0.50%	15.6%	12/31/2021	1.63	0	0	0.25%	15.9%	12/31/2021	1.65	0	0	0.00%	16.2%
12/31/2020	1.39	0	0	0.50%	17.2%	12/31/2020	1.40	0	0	0.25%	17.5%	12/31/2020	1.42	0	0	0.00%	17.8%
12/31/2019	1.19	0	0	0.50%	26.3%	12/31/2019	1.20	0	0	0.25%	26.6%	12/31/2019	1.20	0	0	0.00%	26.9%
12/31/2018	0.94	0	0	0.50%	-8.5%	12/31/2018	0.94	0	0	0.25%	-8.2%	12/31/2018	0.95	0	0	0.00%	-8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.0%
2021	4.4%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2060 Fund Z6 Class - 06-GJF

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$21,418	$23,308	2,026
Receivables: investments sold	5
Payables: investments purchased	-
Net assets	$21,423

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$21,423	16,921	$1.27
Band 100	-	-	1.30
Band 75	-	-	1.30
Band 50	-	-	1.32
Band 25	-	-	1.33
Band 0	-	-	1.35
Total	$21,423	16,921

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$479
Mortality & expense charges			(156)
Net investment income (loss)			323

Gain (loss) on investments:
Net realized gain (loss)			(1,115)
Realized gain distributions			796
Net change in unrealized appreciation (depreciation)			(1,711)
Net gain (loss)			(2,030)

Increase (decrease) in net assets from operations			$(1,707)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$323	$106
Net realized gain (loss)		(1,115)	-
Realized gain distributions		796	137
Net change in unrealized appreciation (depreciation)		(1,711)	(179)

Increase (decrease) in net assets from operations		(1,707)	64

Contract owner transactions:
Proceeds from units sold		21,325	5,347
Cost of units redeemed		(3,606)	-
Account charges		-	-
Increase (decrease)		17,719	5,347
Net increase (decrease)		16,012	5,411
Net assets, beginning		5,411	-
Net assets, ending		$21,423	$5,411

Units sold		16,194	3,456
Units redeemed		(2,729)	-
Net increase (decrease)		13,465	3,456
Units outstanding, beginning		3,456	-
Units outstanding, ending		16,921	3,456

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$26,672
Cost of units redeemed/account charges			(3,606)
Net investment income (loss)			429
Net realized gain (loss)			(1,115)
Realized gain distributions			933
Net change in unrealized appreciation (depreciation)			(1,890)
Net assets			$21,423

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.27	17	$21	1.25%	-19.1%	12/31/2022	$1.30	0	$0	1.00%	-18.9%	12/31/2022	$1.30	0	$0	0.75%	-18.7%
12/31/2021	1.57	3	5	1.25%	14.8%	12/31/2021	1.60	0	0	1.00%	15.1%	12/31/2021	1.60	0	0	0.75%	15.4%
12/31/2020	1.36	0	0	1.25%	16.3%	12/31/2020	1.39	0	0	1.00%	16.6%	12/31/2020	1.39	0	0	0.75%	16.9%
12/31/2019	1.17	0	0	1.25%	25.3%	12/31/2019	1.20	0	0	1.00%	25.9%	12/31/2019	1.19	0	0	0.75%	25.9%
12/31/2018	0.94	0	0	1.25%	-9.1%	12/31/2018	0.95	0	0	1.00%	-8.0%	12/31/2018	0.94	0	0	0.75%	-8.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.32	0	$0	0.50%	-18.5%	12/31/2022	$1.33	0	$0	0.25%	-18.3%	12/31/2022	$1.35	0	$0	0.00%	-18.1%
12/31/2021	1.62	0	0	0.50%	15.6%	12/31/2021	1.63	0	0	0.25%	15.9%	12/31/2021	1.65	0	0	0.00%	16.2%
12/31/2020	1.40	0	0	0.50%	17.1%	12/31/2020	1.41	0	0	0.25%	17.4%	12/31/2020	1.42	0	0	0.00%	17.7%
12/31/2019	1.19	0	0	0.50%	26.2%	12/31/2019	1.20	0	0	0.25%	26.6%	12/31/2019	1.20	0	0	0.00%	26.9%
12/31/2018	0.94	0	0	0.50%	-8.5%	12/31/2018	0.95	0	0	0.25%	-8.2%	12/31/2018	0.95	0	0	0.00%	-8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.6%
2021	4.4%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom Income Fund Z6 Class - 06-GJG (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.03
Band 100	-	-	1.06
Band 75	-	-	1.06
Band 50	-	-	1.07
Band 25	-	-	1.09
Band 0	-	-	1.10
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.03	0	$0	1.25%	-12.4%	12/31/2022	$1.06	0	$0	1.00%	-12.2%	12/31/2022	$1.06	0	$0	0.75%	-12.0%
12/31/2021	1.18	0	0	1.25%	1.9%	12/31/2021	1.21	0	0	1.00%	2.2%	12/31/2021	1.20	0	0	0.75%	2.5%
12/31/2020	1.16	0	0	1.25%	7.5%	12/31/2020	1.18	0	0	1.00%	7.8%	12/31/2020	1.18	0	0	0.75%	8.1%
12/31/2019	1.08	0	0	1.25%	9.8%	12/31/2019	1.10	0	0	1.00%	10.3%	12/31/2019	1.09	0	0	0.75%	10.4%
12/31/2018	0.98	0	0	1.25%	-2.8%	12/31/2018	0.99	0	0	1.00%	-1.5%	12/31/2018	0.99	0	0	0.75%	-2.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.07	0	$0	0.50%	-11.7%	12/31/2022	$1.09	0	$0	0.25%	-11.5%	12/31/2022	$1.10	0	$0	0.00%	-11.3%
12/31/2021	1.22	0	0	0.50%	2.7%	12/31/2021	1.23	0	0	0.25%	3.0%	12/31/2021	1.24	0	0	0.00%	3.2%
12/31/2020	1.19	0	0	0.50%	8.4%	12/31/2020	1.19	0	0	0.25%	8.6%	12/31/2020	1.20	0	0	0.00%	8.9%
12/31/2019	1.09	0	0	0.50%	10.7%	12/31/2019	1.10	0	0	0.25%	10.9%	12/31/2019	1.11	0	0	0.00%	11.2%
12/31/2018	0.99	0	0	0.50%	-2.0%	12/31/2018	0.99	0	0	0.25%	-1.8%	12/31/2018	0.99	0	0	0.00%	-1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor International Capital Appreciation Fund Z Class - 06-FVJ

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,212,220	$4,573,934	181,241
Receivables: investments sold	36,069
Payables: investments purchased	-
Net assets	$4,248,289

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,248,289	3,474,174	$1.22
Band 100	-	-	1.24
Band 75	-	-	1.26
Band 50	-	-	1.27
Band 25	-	-	1.29
Band 0	-	-	1.31
Total	$4,248,289	3,474,174

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(51,477)
Net investment income (loss)			(51,477)

Gain (loss) on investments:
Net realized gain (loss)			(7,685)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,337,816)
Net gain (loss)			(1,345,501)

Increase (decrease) in net assets from operations			$(1,396,978)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(51,477)	$(60,639)
Net realized gain (loss)		(7,685)	187,661
Realized gain distributions		-	186,498
Net change in unrealized appreciation (depreciation)		(1,337,816)	190,442

Increase (decrease) in net assets from operations		(1,396,978)	503,962

Contract owner transactions:
Proceeds from units sold		1,458,990	1,107,829
Cost of units redeemed		(783,641)	(846,135)
Account charges		(864)	(665)
Increase (decrease)		674,485	261,029
Net increase (decrease)		(722,493)	764,991
Net assets, beginning		4,970,782	4,205,791
Net assets, ending		$4,248,289	$4,970,782

Units sold		1,126,039	709,509
Units redeemed		(604,528)	(531,129)
Net increase (decrease)		521,511	178,380
Units outstanding, beginning		2,952,663	2,774,283
Units outstanding, ending		3,474,174	2,952,663

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$6,881,824
Cost of units redeemed/account charges			(2,520,158)
Net investment income (loss)			(131,812)
Net realized gain (loss)			193,651
Realized gain distributions			186,498
Net change in unrealized appreciation (depreciation)			(361,714)
Net assets			$4,248,289

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.22	3,474	$4,248	1.25%	-27.4%	12/31/2022	$1.24	0	$0	1.00%	-27.2%	12/31/2022	$1.26	0	$0	0.75%	-27.0%
12/31/2021	1.68	2,953	4,971	1.25%	11.0%	12/31/2021	1.70	0	0	1.00%	11.3%	12/31/2021	1.72	0	0	0.75%	11.6%
12/31/2020	1.52	2,774	4,206	1.25%	20.8%	12/31/2020	1.53	0	0	1.00%	21.1%	12/31/2020	1.54	0	0	0.75%	21.4%
12/31/2019	1.25	2,302	2,888	1.25%	31.3%	12/31/2019	1.26	0	0	1.00%	31.6%	12/31/2019	1.27	0	0	0.75%	32.0%
12/31/2018	0.96	87	83	1.25%	-13.8%	12/31/2018	0.96	0	0	1.00%	-13.6%	12/31/2018	0.96	0	0	0.75%	-13.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.27	0	$0	0.50%	-26.8%	12/31/2022	$1.29	0	$0	0.25%	-26.6%	12/31/2022	$1.31	0	$0	0.00%	-26.5%
12/31/2021	1.74	0	0	0.50%	11.9%	12/31/2021	1.76	0	0	0.25%	12.2%	12/31/2021	1.78	0	0	0.00%	12.4%
12/31/2020	1.56	0	0	0.50%	21.7%	12/31/2020	1.57	0	0	0.25%	22.1%	12/31/2020	1.58	0	0	0.00%	22.4%
12/31/2019	1.28	0	0	0.50%	32.3%	12/31/2019	1.29	0	0	0.25%	32.6%	12/31/2019	1.29	0	0	0.00%	33.0%
12/31/2018	0.97	0	0	0.50%	-13.1%	12/31/2018	0.97	0	0	0.25%	-12.9%	12/31/2018	0.97	0	0	0.00%	-12.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.2%
2019	1.1%
2018	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor New Insights Fund Z Class - 06-FVK (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.46
Band 100	-	-	1.48
Band 75	-	-	1.50
Band 50	-	-	1.53
Band 25	-	-	1.55
Band 0	-	-	1.57
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$809,813
Cost of units redeemed/account charges			(853,798)
Net investment income (loss)			(7,179)
Net realized gain (loss)			(57,144)
Realized gain distributions			108,308
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.46	0	$0	1.25%	-28.1%	12/31/2022	$1.48	0	$0	1.00%	-27.9%	12/31/2022	$1.50	0	$0	0.75%	-27.8%
12/31/2021	2.04	0	0	1.25%	23.2%	12/31/2021	2.06	0	0	1.00%	23.5%	12/31/2021	2.08	0	0	0.75%	23.9%
12/31/2020	1.65	0	0	1.25%	22.6%	12/31/2020	1.67	0	0	1.00%	22.9%	12/31/2020	1.68	0	0	0.75%	23.2%
12/31/2019	1.35	486	656	1.25%	28.0%	12/31/2019	1.36	0	0	1.00%	28.3%	12/31/2019	1.37	0	0	0.75%	28.6%
12/31/2018	1.05	607	639	1.25%	-5.3%	12/31/2018	1.06	0	0	1.00%	-5.0%	12/31/2018	1.06	0	0	0.75%	-4.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.53	0	$0	0.50%	-27.6%	12/31/2022	$1.55	0	$0	0.25%	-27.4%	12/31/2022	$1.57	0	$0	0.00%	-27.2%
12/31/2021	2.11	0	0	0.50%	24.2%	12/31/2021	2.13	0	0	0.25%	24.5%	12/31/2021	2.15	0	0	0.00%	24.8%
12/31/2020	1.70	0	0	0.50%	23.5%	12/31/2020	1.71	0	0	0.25%	23.8%	12/31/2020	1.73	0	0	0.00%	24.1%
12/31/2019	1.37	0	0	0.50%	29.0%	12/31/2019	1.38	0	0	0.25%	29.3%	12/31/2019	1.39	0	0	0.00%	29.6%
12/31/2018	1.07	0	0	0.50%	-4.5%	12/31/2018	1.07	0	0	0.25%	-4.3%	12/31/2018	1.07	0	0	0.00%	-4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.5%
2018	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Real Estate Income Fund I Class - 06-GKP (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.11
Band 100	-	-	1.12
Band 75	-	-	1.13
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.18
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.11	0	$0	1.25%	-15.6%	12/31/2022	$1.12	0	$0	1.00%	-15.4%	12/31/2022	$1.13	0	$0	0.75%	-15.2%
12/31/2021	1.31	0	0	1.25%	17.5%	12/31/2021	1.32	0	0	1.00%	17.8%	12/31/2021	1.34	0	0	0.75%	18.1%
12/31/2020	1.11	0	0	1.25%	-2.3%	12/31/2020	1.12	0	0	1.00%	-2.1%	12/31/2020	1.13	0	0	0.75%	-1.8%
12/31/2019	1.14	0	0	1.25%	16.4%	12/31/2019	1.15	0	0	1.00%	16.7%	12/31/2019	1.15	0	0	0.75%	17.0%
12/31/2018	0.98	0	0	1.25%	-1.9%	12/31/2018	0.98	0	0	1.00%	-1.6%	12/31/2018	0.99	0	0	0.75%	-1.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.15	0	$0	0.50%	-15.0%	12/31/2022	$1.16	0	$0	0.25%	-14.8%	12/31/2022	$1.18	0	$0	0.00%	-14.6%
12/31/2021	1.35	0	0	0.50%	18.4%	12/31/2021	1.36	0	0	0.25%	18.7%	12/31/2021	1.38	0	0	0.00%	19.0%
12/31/2020	1.14	0	0	0.50%	-1.6%	12/31/2020	1.15	0	0	0.25%	-1.3%	12/31/2020	1.16	0	0	0.00%	-1.1%
12/31/2019	1.16	0	0	0.50%	17.3%	12/31/2019	1.16	0	0	0.25%	17.6%	12/31/2019	1.17	0	0	0.00%	17.9%
12/31/2018	0.99	0	0	0.50%	-1.1%	12/31/2018	0.99	0	0	0.25%	-0.9%	12/31/2018	0.99	0	0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Total Bond Fund Z Class - 06-FVM

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,298,262	$9,391,990	891,080
Receivables: investments sold	8,658
Payables: investments purchased	-
Net assets	$8,306,920

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,306,920	8,429,493	$0.99
Band 100	-	-	1.00
Band 75	-	-	1.01
Band 50	-	-	1.03
Band 25	-	-	1.04
Band 0	-	-	1.06
Total	$8,306,920	8,429,493

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$255,519
Mortality & expense charges			(98,105)
Net investment income (loss)			157,414

Gain (loss) on investments:
Net realized gain (loss)			(275,872)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,092,905)
Net gain (loss)			(1,368,777)

Increase (decrease) in net assets from operations			$(1,211,363)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$157,414	$39,199
Net realized gain (loss)		(275,872)	33,576
Realized gain distributions		-	1,937
Net change in unrealized appreciation (depreciation)		(1,092,905)	(112,136)

Increase (decrease) in net assets from operations		(1,211,363)	(37,424)

Contract owner transactions:
Proceeds from units sold		10,982,630	7,926,522
Cost of units redeemed		(10,349,920)	(1,581,563)
Account charges		(15,010)	(2,392)
Increase (decrease)		617,700	6,342,567
Net increase (decrease)		(593,663)	6,305,143
Net assets, beginning		8,900,583	2,595,440
Net assets, ending		$8,306,920	$8,900,583

Units sold		10,753,628	6,916,916
Units redeemed		(10,098,391)	(1,383,220)
Net increase (decrease)		655,237	5,533,696
Units outstanding, beginning		7,774,256	2,240,560
Units outstanding, ending		8,429,493	7,774,256

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$21,818,523
Cost of units redeemed/account charges			(12,517,112)
Net investment income (loss)			258,033
Net realized gain (loss)			(223,563)
Realized gain distributions			64,767
Net change in unrealized appreciation (depreciation)			(1,093,728)
Net assets			$8,306,920

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.99	8,429	$8,307	1.25%	-13.9%	12/31/2022	$1.00	0	$0	1.00%	-13.7%	12/31/2022	$1.01	0	$0	0.75%	-13.5%
12/31/2021	1.14	7,774	8,901	1.25%	-1.2%	12/31/2021	1.16	0	0	1.00%	-0.9%	12/31/2021	1.17	0	0	0.75%	-0.7%
12/31/2020	1.16	2,241	2,595	1.25%	8.1%	12/31/2020	1.17	0	0	1.00%	8.4%	12/31/2020	1.18	0	0	0.75%	8.7%
12/31/2019	1.07	1,328	1,423	1.25%	8.5%	12/31/2019	1.08	0	0	1.00%	8.8%	12/31/2019	1.09	0	0	0.75%	9.1%
12/31/2018	0.99	1,036	1,023	1.25%	-1.8%	12/31/2018	0.99	0	0	1.00%	-1.6%	12/31/2018	0.99	0	0	0.75%	-1.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.03	0	$0	0.50%	-13.3%	12/31/2022	$1.04	0	$0	0.25%	-13.1%	12/31/2022	$1.06	0	$0	0.00%	-12.8%
12/31/2021	1.18	0	0	0.50%	-0.4%	12/31/2021	1.20	0	0	0.25%	-0.2%	12/31/2021	1.21	0	0	0.00%	0.1%
12/31/2020	1.19	0	0	0.50%	8.9%	12/31/2020	1.20	0	0	0.25%	9.2%	12/31/2020	1.21	0	0	0.00%	9.5%
12/31/2019	1.09	0	0	0.50%	9.3%	12/31/2019	1.10	0	0	0.25%	9.6%	12/31/2019	1.11	0	0	0.00%	9.9%
12/31/2018	1.00	0	0	0.50%	-1.1%	12/31/2018	1.00	0	0	0.25%	-0.8%	12/31/2018	1.01	0	0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.0%
2021	1.4%
2020	2.6%
2019	3.2%
2018	3.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Energy Fund I Class - 06-34W

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$263,847	$231,637	5,777
Receivables: investments sold	91
Payables: investments purchased	-
Net assets	$263,938

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$263,938	185,426	$1.42
Band 100	-	-	1.44
Band 75	-	-	1.46
Band 50	-	-	1.48
Band 25	-	-	1.49
Band 0	-	-	1.51
Total	$263,938	185,426

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$5,343
Mortality & expense charges			(3,017)
Net investment income (loss)			2,326

Gain (loss) on investments:
Net realized gain (loss)			99,064
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(9,207)
Net gain (loss)			89,857

Increase (decrease) in net assets from operations			$92,183

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,326	$1,730
Net realized gain (loss)		99,064	4,393
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(9,207)	35,762

Increase (decrease) in net assets from operations		92,183	41,885

Contract owner transactions:
Proceeds from units sold		250,335	45,603
Cost of units redeemed		(223,335)	(12,701)
Account charges		(72)	(27)
Increase (decrease)		26,928	32,875
Net increase (decrease)		119,111	74,760
Net assets, beginning		144,827	70,067
Net assets, ending		$263,938	$144,827

Units sold		204,862	74,594
Units redeemed		(182,632)	(32,267)
Net increase (decrease)		22,230	42,327
Units outstanding, beginning		163,196	120,869
Units outstanding, ending		185,426	163,196

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$821,396
Cost of units redeemed/account charges			(670,735)
Net investment income (loss)			2,590
Net realized gain (loss)			78,477
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			32,210
Net assets			$263,938

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.42	185	$264	1.25%	60.4%	12/31/2022	$1.44	0	$0	1.00%	60.8%	12/31/2022	$1.46	0	$0	0.75%	61.2%
12/31/2021	0.89	163	145	1.25%	53.1%	12/31/2021	0.90	0	0	1.00%	53.5%	12/31/2021	0.90	0	0	0.75%	53.9%
12/31/2020	0.58	121	70	1.25%	-33.3%	12/31/2020	0.58	0	0	1.00%	-33.2%	12/31/2020	0.59	0	0	0.75%	-33.0%
12/31/2019	0.87	0	0	1.25%	8.7%	12/31/2019	0.87	0	0	1.00%	9.0%	12/31/2019	0.88	0	0	0.75%	9.3%
12/31/2018	0.80	0	0	1.25%	-20.0%	12/31/2018	0.80	0	0	1.00%	-19.8%	12/31/2018	0.80	0	0	0.75%	-19.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.48	0	$0	0.50%	61.6%	12/31/2022	$1.49	0	$0	0.25%	62.0%	12/31/2022	$1.51	0	$0	0.00%	62.4%
12/31/2021	0.91	0	0	0.50%	54.2%	12/31/2021	0.92	0	0	0.25%	54.6%	12/31/2021	0.93	0	0	0.00%	55.0%
12/31/2020	0.59	0	0	0.50%	-32.8%	12/31/2020	0.60	0	0	0.25%	-32.7%	12/31/2020	0.60	0	0	0.00%	-32.5%
12/31/2019	0.88	0	0	0.50%	9.5%	12/31/2019	0.89	0	0	0.25%	9.8%	12/31/2019	0.89	0	0	0.00%	10.1%
12/31/2018	0.80	0	0	0.50%	-19.5%	12/31/2018	0.81	0	0	0.25%	-19.4%	12/31/2018	0.81	0	0	0.00%	-19.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.6%
2021	2.9%
2020	6.4%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Energy Fund M Class - 06-34X

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$570,750	$472,888	12,878
Receivables: investments sold	527
Payables: investments purchased	-
Net assets	$571,277

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$571,277	412,527	$1.38
Band 100	-	-	1.40
Band 75	-	-	1.42
Band 50	-	-	1.44
Band 25	-	-	1.45
Band 0	-	-	1.47
Total	$571,277	412,527

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$9,767
Mortality & expense charges			(6,390)
Net investment income (loss)			3,377

Gain (loss) on investments:
Net realized gain (loss)			74,769
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			95,673
Net gain (loss)			170,442

Increase (decrease) in net assets from operations			$173,819

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,377	$(520)
Net realized gain (loss)		74,769	(5,814)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		95,673	17,508

Increase (decrease) in net assets from operations		173,819	11,174

Contract owner transactions:
Proceeds from units sold		697,446	794,305
Cost of units redeemed		(435,917)	(713,022)
Account charges		(30)	(23)
Increase (decrease)		261,499	81,260
Net increase (decrease)		435,318	92,434
Net assets, beginning		135,959	43,525
Net assets, ending		$571,277	$135,959

Units sold		650,474	1,051,542
Units redeemed		(394,531)	(971,267)
Net increase (decrease)		255,943	80,275
Units outstanding, beginning		156,584	76,309
Units outstanding, ending		412,527	156,584

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,559,378
Cost of units redeemed/account charges			(1,156,376)
Net investment income (loss)			3,646
Net realized gain (loss)			66,767
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			97,862
Net assets			$571,277

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.38	413	$571	1.25%	59.5%	12/31/2022	$1.40	0	$0	1.00%	59.9%	12/31/2022	$1.42	0	$0	0.75%	60.3%
12/31/2021	0.87	157	136	1.25%	52.2%	12/31/2021	0.88	0	0	1.00%	52.6%	12/31/2021	0.88	0	0	0.75%	53.0%
12/31/2020	0.57	76	44	1.25%	-33.7%	12/31/2020	0.57	0	0	1.00%	-33.6%	12/31/2020	0.58	0	0	0.75%	-33.4%
12/31/2019	0.86	56	48	1.25%	8.1%	12/31/2019	0.86	0	0	1.00%	8.4%	12/31/2019	0.87	0	0	0.75%	8.6%
12/31/2018	0.80	0	0	1.25%	-20.4%	12/31/2018	0.80	0	0	1.00%	-20.2%	12/31/2018	0.80	0	0	0.75%	-20.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.44	0	$0	0.50%	60.7%	12/31/2022	$1.45	0	$0	0.25%	61.1%	12/31/2022	$1.47	0	$0	0.00%	61.5%
12/31/2021	0.89	0	0	0.50%	53.4%	12/31/2021	0.90	0	0	0.25%	53.8%	12/31/2021	0.91	0	0	0.00%	54.1%
12/31/2020	0.58	0	0	0.50%	-33.2%	12/31/2020	0.59	0	0	0.25%	-33.1%	12/31/2020	0.59	0	0	0.00%	-32.9%
12/31/2019	0.87	0	0	0.50%	8.9%	12/31/2019	0.88	0	0	0.25%	9.2%	12/31/2019	0.88	0	0	0.00%	9.5%
12/31/2018	0.80	0	0	0.50%	-19.9%	12/31/2018	0.80	0	0	0.25%	-19.7%	12/31/2018	0.80	0	0	0.00%	-19.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.8%
2021	2.3%
2020	2.6%
2019	2.4%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Mid Cap Value Fund Z Class - 06-3HN (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.18
Band 100	-	-	1.19
Band 75	-	-	1.21
Band 50	-	-	1.22
Band 25	-	-	1.23
Band 0	-	-	1.25
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.18	0	$0	1.25%	-11.5%	12/31/2022	$1.19	0	$0	1.00%	-11.3%	12/31/2022	$1.21	0	$0	0.75%	-11.1%
12/31/2021	1.34	0	0	1.25%	32.4%	12/31/2021	1.35	0	0	1.00%	32.8%	12/31/2021	1.36	0	0	0.75%	33.1%
12/31/2020	1.01	0	0	1.25%	-0.1%	12/31/2020	1.01	0	0	1.00%	0.2%	12/31/2020	1.02	0	0	0.75%	0.4%
12/31/2019	1.01	0	0	1.25%	22.2%	12/31/2019	1.01	0	0	1.00%	22.5%	12/31/2019	1.02	0	0	0.75%	22.8%
12/31/2018	0.83	0	0	1.25%	-17.4%	12/31/2018	0.83	0	0	1.00%	-17.3%	12/31/2018	0.83	0	0	0.75%	-17.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.22	0	$0	0.50%	-10.9%	12/31/2022	$1.23	0	$0	0.25%	-10.6%	12/31/2022	$1.25	0	$0	0.00%	-10.4%
12/31/2021	1.37	0	0	0.50%	33.4%	12/31/2021	1.38	0	0	0.25%	33.8%	12/31/2021	1.39	0	0	0.00%	34.1%
12/31/2020	1.03	0	0	0.50%	0.7%	12/31/2020	1.03	0	0	0.25%	0.9%	12/31/2020	1.04	0	0	0.00%	1.2%
12/31/2019	1.02	0	0	0.50%	23.1%	12/31/2019	1.02	0	0	0.25%	23.4%	12/31/2019	1.03	0	0	0.00%	23.7%
12/31/2018	0.83	0	0	0.50%	-17.2%	12/31/2018	0.83	0	0	0.25%	-17.1%	12/31/2018	0.83	0	0	0.00%	-17.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity International Index Fund - 06-3HX

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,585,910	$7,091,971	157,650
Receivables: investments sold	-
Payables: investments purchased	(92,305)
Net assets	$6,493,605

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,493,605	6,103,184	$1.06
Band 100	-	-	1.08
Band 75	-	-	1.09
Band 50	-	-	1.10
Band 25	-	-	1.11
Band 0	-	-	1.12
Total	$6,493,605	6,103,184

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$173,945
Mortality & expense charges			(61,860)
Net investment income (loss)			112,085

Gain (loss) on investments:
Net realized gain (loss)			(169,316)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(628,922)
Net gain (loss)			(798,238)

Increase (decrease) in net assets from operations			$(686,153)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$112,085	$68,717
Net realized gain (loss)		(169,316)	374,606
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(628,922)	(187,860)

Increase (decrease) in net assets from operations		(686,153)	255,463

Contract owner transactions:
Proceeds from units sold		5,888,427	3,605,289
Cost of units redeemed		(2,712,787)	(1,926,453)
Account charges		(10,838)	(12,033)
Increase (decrease)		3,164,802	1,666,803
Net increase (decrease)		2,478,649	1,922,266
Net assets, beginning		4,014,956	2,092,690
Net assets, ending		$6,493,605	$4,014,956

Units sold		5,634,260	2,967,895
Units redeemed		(2,727,234)	(1,605,273)
Net increase (decrease)		2,907,026	1,362,622
Units outstanding, beginning		3,196,158	1,833,536
Units outstanding, ending		6,103,184	3,196,158

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$12,065,083
Cost of units redeemed/account charges			(5,439,436)
Net investment income (loss)			212,279
Net realized gain (loss)			161,740
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(506,061)
Net assets			$6,493,605

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.06	6,103	$6,494	1.25%	-15.3%	12/31/2022	$1.08	0	$0	1.00%	-15.1%	12/31/2022	$1.09	0	$0	0.75%	-14.9%
12/31/2021	1.26	3,196	4,015	1.25%	10.1%	12/31/2021	1.27	0	0	1.00%	10.3%	12/31/2021	1.28	0	0	0.75%	10.6%
12/31/2020	1.14	1,834	2,093	1.25%	6.8%	12/31/2020	1.15	0	0	1.00%	7.1%	12/31/2020	1.15	0	0	0.75%	7.4%
12/31/2019	1.07	410	438	1.25%	20.5%	12/31/2019	1.07	0	0	1.00%	20.8%	12/31/2019	1.08	0	0	0.75%	21.1%
12/31/2018	0.89	0	0	1.25%	-11.3%	12/31/2018	0.89	0	0	1.00%	-11.2%	12/31/2018	0.89	0	0	0.75%	-11.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.10	0	$0	0.50%	-14.7%	12/31/2022	$1.11	0	$0	0.25%	-14.5%	12/31/2022	$1.12	0	$0	0.00%	-14.2%
12/31/2021	1.29	0	0	0.50%	10.9%	12/31/2021	1.30	0	0	0.25%	11.2%	12/31/2021	1.31	0	0	0.00%	11.4%
12/31/2020	1.16	0	0	0.50%	7.6%	12/31/2020	1.17	0	0	0.25%	7.9%	12/31/2020	1.18	0	0	0.00%	8.2%
12/31/2019	1.08	0	0	0.50%	21.4%	12/31/2019	1.08	0	0	0.25%	21.7%	12/31/2019	1.09	0	0	0.00%	22.0%
12/31/2018	0.89	0	0	0.50%	-11.1%	12/31/2018	0.89	0	0	0.25%	-11.0%	12/31/2018	0.89	0	0	0.00%	-10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.3%
2021	3.9%
2020	3.0%
2019	5.6%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Mid Cap Index Fund - 06-3HW

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$15,991,574	$16,502,639	615,645
Receivables: investments sold	-
Payables: investments purchased	(34,056)
Net assets	$15,957,518

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$15,957,518	12,761,471	$1.25
Band 100	-	-	1.26
Band 75	-	-	1.28
Band 50	-	-	1.29
Band 25	-	-	1.31
Band 0	-	-	1.32
Total	$15,957,518	12,761,471

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$246,166
Mortality & expense charges			(184,321)
Net investment income (loss)			61,845

Gain (loss) on investments:
Net realized gain (loss)			199,072
Realized gain distributions			66,229
Net change in unrealized appreciation (depreciation)			(3,278,917)
Net gain (loss)			(3,013,616)

Increase (decrease) in net assets from operations			$(2,951,771)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$61,845	$(7,837)
Net realized gain (loss)		199,072	1,161,219
Realized gain distributions		66,229	352,577
Net change in unrealized appreciation (depreciation)		(3,278,917)	1,033,014

Increase (decrease) in net assets from operations		(2,951,771)	2,538,973

Contract owner transactions:
Proceeds from units sold		8,176,567	8,240,825
Cost of units redeemed		(5,506,466)	(5,691,718)
Account charges		(12,653)	(8,983)
Increase (decrease)		2,657,448	2,540,124
Net increase (decrease)		(294,323)	5,079,097
Net assets, beginning		16,251,841	11,172,744
Net assets, ending		$15,957,518	$16,251,841

Units sold		6,527,622	6,287,767
Units redeemed		(4,383,183)	(4,505,339)
Net increase (decrease)		2,144,439	1,782,428
Units outstanding, beginning		10,617,032	8,834,604
Units outstanding, ending		12,761,471	10,617,032

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$29,557,233
Cost of units redeemed/account charges			(15,254,831)
Net investment income (loss)			134,185
Net realized gain (loss)			1,423,465
Realized gain distributions			608,531
Net change in unrealized appreciation (depreciation)			(511,065)
Net assets			$15,957,518

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.25	12,761	$15,958	1.25%	-18.3%	12/31/2022	$1.26	0	$0	1.00%	-18.1%	12/31/2022	$1.28	0	$0	0.75%	-17.9%
12/31/2021	1.53	10,617	16,252	1.25%	21.0%	12/31/2021	1.54	0	0	1.00%	21.3%	12/31/2021	1.56	0	0	0.75%	21.6%
12/31/2020	1.26	8,835	11,173	1.25%	15.7%	12/31/2020	1.27	0	0	1.00%	15.9%	12/31/2020	1.28	0	0	0.75%	16.2%
12/31/2019	1.09	5,253	5,744	1.25%	28.9%	12/31/2019	1.10	0	0	1.00%	29.2%	12/31/2019	1.10	0	0	0.75%	29.5%
12/31/2018	0.85	0	0	1.25%	-15.2%	12/31/2018	0.85	0	0	1.00%	-15.1%	12/31/2018	0.85	0	0	0.75%	-15.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.29	0	$0	0.50%	-17.7%	12/31/2022	$1.31	0	$0	0.25%	-17.5%	12/31/2022	$1.32	0	$0	0.00%	-17.3%
12/31/2021	1.57	0	0	0.50%	21.9%	12/31/2021	1.58	0	0	0.25%	22.3%	12/31/2021	1.60	0	0	0.00%	22.6%
12/31/2020	1.29	0	0	0.50%	16.5%	12/31/2020	1.29	0	0	0.25%	16.8%	12/31/2020	1.30	0	0	0.00%	17.1%
12/31/2019	1.10	0	0	0.50%	29.9%	12/31/2019	1.11	0	0	0.25%	30.2%	12/31/2019	1.11	0	0	0.00%	30.5%
12/31/2018	0.85	0	0	0.50%	-14.9%	12/31/2018	0.85	0	0	0.25%	-14.9%	12/31/2018	0.85	0	0	0.00%	-14.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.5%
2021	1.2%
2020	1.8%
2019	2.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Small Cap Index Fund - 06-3HV

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,076,994	$14,792,426	604,605
Receivables: investments sold	42,952
Payables: investments purchased	-
Net assets	$13,119,946

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,119,946	12,709,050	$1.03
Band 100	-	-	1.04
Band 75	-	-	1.06
Band 50	-	-	1.07
Band 25	-	-	1.08
Band 0	-	-	1.09
Total	$13,119,946	12,709,050

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$162,237
Mortality & expense charges			(178,274)
Net investment income (loss)			(16,037)

Gain (loss) on investments:
Net realized gain (loss)			(706,044)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(3,154,000)
Net gain (loss)			(3,860,044)

Increase (decrease) in net assets from operations			$(3,876,081)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(16,037)	$12,941
Net realized gain (loss)		(706,044)	856,338
Realized gain distributions		-	441,506
Net change in unrealized appreciation (depreciation)		(3,154,000)	(87,389)

Increase (decrease) in net assets from operations		(3,876,081)	1,223,396

Contract owner transactions:
Proceeds from units sold		6,692,231	13,000,774
Cost of units redeemed		(7,158,932)	(4,286,164)
Account charges		(9,275)	(7,848)
Increase (decrease)		(475,976)	8,706,762
Net increase (decrease)		(4,352,057)	9,930,158
Net assets, beginning		17,472,003	7,541,845
Net assets, ending		$13,119,946	$17,472,003

Units sold		6,470,953	10,783,983
Units redeemed		(7,088,150)	(3,974,636)
Net increase (decrease)		(617,197)	6,809,347
Units outstanding, beginning		13,326,247	6,516,900
Units outstanding, ending		12,709,050	13,326,247

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$28,842,439
Cost of units redeemed/account charges			(14,624,247)
Net investment income (loss)			20,755
Net realized gain (loss)			87,046
Realized gain distributions			509,385
Net change in unrealized appreciation (depreciation)			(1,715,432)
Net assets			$13,119,946

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.03	12,709	$13,120	1.25%	-21.3%	12/31/2022	$1.04	0	$0	1.00%	-21.1%	12/31/2022	$1.06	0	$0	0.75%	-20.9%
12/31/2021	1.31	13,326	17,472	1.25%	13.3%	12/31/2021	1.32	0	0	1.00%	13.6%	12/31/2021	1.33	0	0	0.75%	13.9%
12/31/2020	1.16	6,517	7,542	1.25%	18.5%	12/31/2020	1.16	0	0	1.00%	18.8%	12/31/2020	1.17	0	0	0.75%	19.1%
12/31/2019	0.98	4,278	4,178	1.25%	24.1%	12/31/2019	0.98	0	0	1.00%	24.5%	12/31/2019	0.98	0	0	0.75%	24.8%
12/31/2018	0.79	0	0	1.25%	-21.3%	12/31/2018	0.79	0	0	1.00%	-21.3%	12/31/2018	0.79	0	0	0.75%	-21.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.07	0	$0	0.50%	-20.7%	12/31/2022	$1.08	0	$0	0.25%	-20.5%	12/31/2022	$1.09	0	$0	0.00%	-20.3%
12/31/2021	1.34	0	0	0.50%	14.1%	12/31/2021	1.36	0	0	0.25%	14.4%	12/31/2021	1.37	0	0	0.00%	14.7%
12/31/2020	1.18	0	0	0.50%	19.4%	12/31/2020	1.18	0	0	0.25%	19.7%	12/31/2020	1.19	0	0	0.00%	20.0%
12/31/2019	0.99	0	0	0.50%	25.1%	12/31/2019	0.99	0	0	0.25%	25.4%	12/31/2019	0.99	0	0	0.00%	25.7%
12/31/2018	0.79	0	0	0.50%	-21.1%	12/31/2018	0.79	0	0	0.25%	-21.1%	12/31/2018	0.79	0	0	0.00%	-21.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.1%
2021	1.7%
2020	1.2%
2019	2.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Total Market Index Fund - 06-3MR

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,399,193	$1,542,719	13,209
Receivables: investments sold	784
Payables: investments purchased	-
Net assets	$1,399,977

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,399,977	1,019,478	$1.37
Band 100	-	-	1.39
Band 75	-	-	1.40
Band 50	-	-	1.42
Band 25	-	-	1.43
Band 0	-	-	1.45
Total	$1,399,977	1,019,478

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$43,900
Mortality & expense charges			(114,960)
Net investment income (loss)			(71,060)

Gain (loss) on investments:
Net realized gain (loss)			(550,858)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(3,042,800)
Net gain (loss)			(3,593,658)

Increase (decrease) in net assets from operations			$(3,664,718)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(71,060)	$8,712
Net realized gain (loss)		(550,858)	360,365
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(3,042,800)	2,762,183

Increase (decrease) in net assets from operations		(3,664,718)	3,131,260

Contract owner transactions:
Proceeds from units sold		322,823	17,401,159
Cost of units redeemed		(13,559,087)	(2,697,858)
Account charges		(228)	(410)
Increase (decrease)		(13,236,492)	14,702,891
Net increase (decrease)		(16,901,210)	17,834,151
Net assets, beginning		18,301,187	467,036
Net assets, ending		$1,399,977	$18,301,187

Units sold		211,661	11,998,728
Units redeemed		(9,785,471)	(1,740,895)
Net increase (decrease)		(9,573,810)	10,257,833
Units outstanding, beginning		10,593,288	335,455
Units outstanding, ending		1,019,478	10,593,288

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$18,281,802
Cost of units redeemed/account charges			(16,496,554)
Net investment income (loss)			(59,899)
Net realized gain (loss)			(181,846)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(143,526)
Net assets			$1,399,977

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.37	1,019	$1,400	1.25%	-20.5%	12/31/2022	$1.39	0	$0	1.00%	-20.3%	12/31/2022	$1.40	0	$0	0.75%	-20.1%
12/31/2021	1.73	10,593	18,301	1.25%	24.1%	12/31/2021	1.74	0	0	1.00%	24.4%	12/31/2021	1.76	0	0	0.75%	24.7%
12/31/2020	1.39	335	467	1.25%	19.3%	12/31/2020	1.40	0	0	1.00%	19.6%	12/31/2020	1.41	0	0	0.75%	19.9%
12/31/2019	1.17	0	0	1.25%	29.3%	12/31/2019	1.17	0	0	1.00%	29.6%	12/31/2019	1.17	0	0	0.75%	29.9%
12/31/2018	0.90	0	0	1.25%	-9.7%	12/31/2018	0.90	0	0	1.00%	-9.7%	12/31/2018	0.90	0	0	0.75%	-9.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.42	0	$0	0.50%	-19.9%	12/31/2022	$1.43	0	$0	0.25%	-19.7%	12/31/2022	$1.45	0	$0	0.00%	-19.5%
12/31/2021	1.77	0	0	0.50%	25.0%	12/31/2021	1.78	0	0	0.25%	25.3%	12/31/2021	1.80	0	0	0.00%	25.6%
12/31/2020	1.42	0	0	0.50%	20.2%	12/31/2020	1.42	0	0	0.25%	20.5%	12/31/2020	1.43	0	0	0.00%	20.8%
12/31/2019	1.18	0	0	0.50%	30.3%	12/31/2019	1.18	0	0	0.25%	30.6%	12/31/2019	1.18	0	0	0.00%	30.9%
12/31/2018	0.90	0	0	0.50%	-9.6%	12/31/2018	0.90	0	0	0.25%	-9.5%	12/31/2018	0.91	0	0	0.00%	-9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.4%
2021	2.2%
2020	2.6%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity U.S. Bond Index Fund - 06-3HT

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,494,273	$2,880,711	247,029
Receivables: investments sold	20,865
Payables: investments purchased	-
Net assets	$2,515,138

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,515,138	2,634,022	$0.95
Band 100	-	-	0.97
Band 75	-	-	0.98
Band 50	-	-	0.99
Band 25	-	-	1.00
Band 0	-	-	1.01
Total	$2,515,138	2,634,022

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$63,726
Mortality & expense charges			(34,819)
Net investment income (loss)			28,907

Gain (loss) on investments:
Net realized gain (loss)			(205,198)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(271,009)
Net gain (loss)			(476,207)

Increase (decrease) in net assets from operations			$(447,300)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$28,907	$22,019
Net realized gain (loss)		(205,198)	(51,148)
Realized gain distributions		-	9,477
Net change in unrealized appreciation (depreciation)		(271,009)	(112,800)

Increase (decrease) in net assets from operations		(447,300)	(132,452)

Contract owner transactions:
Proceeds from units sold		1,048,193	1,647,005
Cost of units redeemed		(1,606,190)	(2,262,702)
Account charges		(6,154)	(12,607)
Increase (decrease)		(564,151)	(628,304)
Net increase (decrease)		(1,011,451)	(760,756)
Net assets, beginning		3,526,589	4,287,345
Net assets, ending		$2,515,138	$3,526,589

Units sold		1,354,087	1,467,084
Units redeemed		(1,891,894)	(2,034,795)
Net increase (decrease)		(537,807)	(567,711)
Units outstanding, beginning		3,171,829	3,739,540
Units outstanding, ending		2,634,022	3,171,829

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$10,248,151
Cost of units redeemed/account charges			(7,273,334)
Net investment income (loss)			74,683
Net realized gain (loss)			(201,766)
Realized gain distributions			53,842
Net change in unrealized appreciation (depreciation)			(386,438)
Net assets			$2,515,138

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.95	2,634	$2,515	1.25%	-14.1%	12/31/2022	$0.97	0	$0	1.00%	-13.9%	12/31/2022	$0.98	0	$0	0.75%	-13.7%
12/31/2021	1.11	3,172	3,527	1.25%	-3.0%	12/31/2021	1.12	0	0	1.00%	-2.8%	12/31/2021	1.13	0	0	0.75%	-2.5%
12/31/2020	1.15	3,740	4,287	1.25%	6.5%	12/31/2020	1.15	0	0	1.00%	6.7%	12/31/2020	1.16	0	0	0.75%	7.0%
12/31/2019	1.08	689	742	1.25%	7.2%	12/31/2019	1.08	0	0	1.00%	7.4%	12/31/2019	1.08	0	0	0.75%	7.7%
12/31/2018	1.00	0	0	1.25%	0.5%	12/31/2018	1.01	0	0	1.00%	0.6%	12/31/2018	1.01	0	0	0.75%	0.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.99	0	$0	0.50%	-13.5%	12/31/2022	$1.00	0	$0	0.25%	-13.3%	12/31/2022	$1.01	0	$0	0.00%	-13.0%
12/31/2021	1.14	0	0	0.50%	-2.3%	12/31/2021	1.15	0	0	0.25%	-2.0%	12/31/2021	1.16	0	0	0.00%	-1.8%
12/31/2020	1.17	0	0	0.50%	7.3%	12/31/2020	1.17	0	0	0.25%	7.6%	12/31/2020	1.18	0	0	0.00%	7.8%
12/31/2019	1.09	0	0	0.50%	8.0%	12/31/2019	1.09	0	0	0.25%	8.2%	12/31/2019	1.10	0	0	0.00%	8.5%
12/31/2018	1.01	0	0	0.50%	0.8%	12/31/2018	1.01	0	0	0.25%	0.8%	12/31/2018	1.01	0	0	0.00%	0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.1%
2021	1.9%
2020	2.5%
2019	0.7%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity 500 Index Fund - 06-3HR

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$114,918,118	$116,944,591	865,409
Receivables: investments sold	285,202
Payables: investments purchased	-
Net assets	$115,203,320

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$115,203,320	83,937,701	$1.37
Band 100	-	-	1.39
Band 75	-	-	1.40
Band 50	-	-	1.42
Band 25	-	-	1.43
Band 0	-	-	1.45
Total	$115,203,320	83,937,701

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,683,933
Mortality & expense charges			(1,203,236)
Net investment income (loss)			480,697

Gain (loss) on investments:
Net realized gain (loss)			2,032,773
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(21,100,791)
Net gain (loss)			(19,068,018)

Increase (decrease) in net assets from operations			$(18,587,321)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$480,697	$89,207
Net realized gain (loss)		2,032,773	2,336,899
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(21,100,791)	11,781,511

Increase (decrease) in net assets from operations		(18,587,321)	14,207,617

Contract owner transactions:
Proceeds from units sold		81,969,778	52,758,249
Cost of units redeemed		(43,078,743)	(14,943,385)
Account charges		(153,863)	(65,969)
Increase (decrease)		38,737,172	37,748,895
Net increase (decrease)		20,149,851	51,956,512
Net assets, beginning		95,053,469	43,096,957
Net assets, ending		$115,203,320	$95,053,469

Units sold		58,597,175	34,007,634
Units redeemed		(30,658,860)	(10,277,246)
Net increase (decrease)		27,938,315	23,730,388
Units outstanding, beginning		55,999,386	32,268,998
Units outstanding, ending		83,937,701	55,999,386

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$183,450,407
Cost of units redeemed/account charges			(72,232,944)
Net investment income (loss)			940,814
Net realized gain (loss)			5,070,586
Realized gain distributions			930
Net change in unrealized appreciation (depreciation)			(2,026,473)
Net assets			$115,203,320

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.37	83,938	$115,203	1.25%	-19.1%	12/31/2022	$1.39	0	$0	1.00%	-18.9%	12/31/2022	$1.40	0	$0	0.75%	-18.7%
12/31/2021	1.70	55,999	95,053	1.25%	27.1%	12/31/2021	1.71	0	0	1.00%	27.4%	12/31/2021	1.73	0	0	0.75%	27.7%
12/31/2020	1.34	32,269	43,097	1.25%	16.9%	12/31/2020	1.34	0	0	1.00%	17.2%	12/31/2020	1.35	0	0	0.75%	17.5%
12/31/2019	1.14	18,463	21,089	1.25%	29.8%	12/31/2019	1.15	0	0	1.00%	30.2%	12/31/2019	1.15	0	0	0.75%	30.5%
12/31/2018	0.88	3	2	1.25%	-12.0%	12/31/2018	0.88	0	0	1.00%	-11.9%	12/31/2018	0.88	0	0	0.75%	-11.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.42	0	$0	0.50%	-18.5%	12/31/2022	$1.43	0	$0	0.25%	-18.3%	12/31/2022	$1.45	0	$0	0.00%	-18.1%
12/31/2021	1.74	0	0	0.50%	28.0%	12/31/2021	1.76	0	0	0.25%	28.4%	12/31/2021	1.77	0	0	0.00%	28.7%
12/31/2020	1.36	0	0	0.50%	17.8%	12/31/2020	1.37	0	0	0.25%	18.1%	12/31/2020	1.38	0	0	0.00%	18.4%
12/31/2019	1.15	0	0	0.50%	30.8%	12/31/2019	1.16	0	0	0.25%	31.1%	12/31/2019	1.16	0	0	0.00%	31.5%
12/31/2018	0.88	0	0	0.50%	-11.8%	12/31/2018	0.88	0	0	0.25%	-11.7%	12/31/2018	0.88	0	0	0.00%	-11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.6%
2021	1.2%
2020	2.0%
2019	2.2%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom® Blend Income Fund Z6 Class - 06-44F (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.98
Band 100	-	-	0.99
Band 75	-	-	1.00
Band 50	-	-	1.01
Band 25	-	-	1.02
Band 0	-	-	1.02
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.98	0	$0	1.25%	-12.6%	12/31/2022	$0.99	0	$0	1.00%	-12.4%	12/31/2022	$1.00	0	$0	0.75%	-12.1%
12/31/2021	1.12	0	0	1.25%	1.7%	12/31/2021	1.13	0	0	1.00%	2.0%	12/31/2021	1.14	0	0	0.75%	2.2%
12/31/2020	1.10	0	0	1.25%	7.5%	12/31/2020	1.11	0	0	1.00%	7.8%	12/31/2020	1.11	0	0	0.75%	8.0%
12/31/2019	1.03	0	0	1.25%	2.6%	12/31/2019	1.03	0	0	1.00%	2.8%	12/31/2019	1.03	0	0	0.75%	2.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.01	0	$0	0.50%	-11.9%	12/31/2022	$1.02	0	$0	0.25%	-11.7%	12/31/2022	$1.02	0	$0	0.00%	-11.5%
12/31/2021	1.14	0	0	0.50%	2.5%	12/31/2021	1.15	0	0	0.25%	2.7%	12/31/2021	1.16	0	0	0.00%	3.0%
12/31/2020	1.12	0	0	0.50%	8.3%	12/31/2020	1.12	0	0	0.25%	8.6%	12/31/2020	1.12	0	0	0.00%	8.9%
12/31/2019	1.03	0	0	0.50%	3.0%	12/31/2019	1.03	0	0	0.25%	3.1%	12/31/2019	1.03	0	0	0.00%	3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom® Index Income Fund Investor Class - 06-4F4 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.97
Band 100	-	-	0.98
Band 75	-	-	0.99
Band 50	-	-	0.99
Band 25	-	-	1.00
Band 0	-	-	1.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.97	0	$0	1.25%	-12.2%	12/31/2022	$0.98	0	$0	1.00%	-12.0%	12/31/2022	$0.99	0	$0	0.75%	-11.8%
12/31/2021	1.10	0	0	1.25%	1.5%	12/31/2021	1.11	0	0	1.00%	1.8%	12/31/2021	1.12	0	0	0.75%	2.0%
12/31/2020	1.09	0	0	1.25%	7.2%	12/31/2020	1.09	0	0	1.00%	7.5%	12/31/2020	1.09	0	0	0.75%	7.7%
12/31/2019	1.01	0	0	1.25%	1.4%	12/31/2019	1.02	0	0	1.00%	1.5%	12/31/2019	1.02	0	0	0.75%	1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.99	0	$0	0.50%	-11.5%	12/31/2022	$1.00	0	$0	0.25%	-11.3%	12/31/2022	$1.01	0	$0	0.00%	-11.1%
12/31/2021	1.12	0	0	0.50%	2.3%	12/31/2021	1.13	0	0	0.25%	2.5%	12/31/2021	1.14	0	0	0.00%	2.8%
12/31/2020	1.10	0	0	0.50%	8.0%	12/31/2020	1.10	0	0	0.25%	8.3%	12/31/2020	1.10	0	0	0.00%	8.5%
12/31/2019	1.02	0	0	0.50%	1.6%	12/31/2019	1.02	0	0	0.25%	1.7%	12/31/2019	1.02	0	0	0.00%	1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom® Blend 2020 Fund Z6 Class - 06-43N

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$175,814	$205,103	18,197
Receivables: investments sold	-
Payables: investments purchased	(9,130)
Net assets	$166,684

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$166,684	159,875	$1.04
Band 100	-	-	1.05
Band 75	-	-	1.06
Band 50	-	-	1.07
Band 25	-	-	1.08
Band 0	-	-	1.09
Total	$166,684	159,875

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$5,668
Mortality & expense charges			(2,987)
Net investment income (loss)			2,681

Gain (loss) on investments:
Net realized gain (loss)			(14,840)
Realized gain distributions			6,367
Net change in unrealized appreciation (depreciation)			(43,610)
Net gain (loss)			(52,083)

Increase (decrease) in net assets from operations			$(49,402)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,681	$3,735
Net realized gain (loss)		(14,840)	277
Realized gain distributions		6,367	12,017
Net change in unrealized appreciation (depreciation)		(43,610)	665

Increase (decrease) in net assets from operations		(49,402)	16,694

Contract owner transactions:
Proceeds from units sold		55,277	54,342
Cost of units redeemed		(117,173)	-
Account charges		-	-
Increase (decrease)		(61,896)	54,342
Net increase (decrease)		(111,298)	71,036
Net assets, beginning		277,982	206,946
Net assets, ending		$166,684	$277,982

Units sold		72,363	44,116
Units redeemed		(132,570)	-
Net increase (decrease)		(60,207)	44,116
Units outstanding, beginning		220,082	175,966
Units outstanding, ending		159,875	220,082

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$485,994
Cost of units redeemed/account charges			(307,709)
Net investment income (loss)			7,067
Net realized gain (loss)			(13,514)
Realized gain distributions			24,135
Net change in unrealized appreciation (depreciation)			(29,289)
Net assets			$166,684

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.04	160	$167	1.25%	-17.5%	12/31/2022	$1.05	0	$0	1.00%	-17.2%	12/31/2022	$1.06	0	$0	0.75%	-17.0%
12/31/2021	1.26	220	278	1.25%	7.4%	12/31/2021	1.27	0	0	1.00%	7.7%	12/31/2021	1.28	0	0	0.75%	7.9%
12/31/2020	1.18	176	207	1.25%	12.1%	12/31/2020	1.18	0	0	1.00%	12.3%	12/31/2020	1.18	0	0	0.75%	12.6%
12/31/2019	1.05	0	0	1.25%	5.0%	12/31/2019	1.05	0	0	1.00%	5.1%	12/31/2019	1.05	0	0	0.75%	5.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.07	0	$0	0.50%	-16.8%	12/31/2022	$1.08	0	$0	0.25%	-16.6%	12/31/2022	$1.09	0	$0	0.00%	-16.4%
12/31/2021	1.29	0	0	0.50%	8.2%	12/31/2021	1.29	0	0	0.25%	8.5%	12/31/2021	1.30	0	0	0.00%	8.8%
12/31/2020	1.19	0	0	0.50%	12.9%	12/31/2020	1.19	0	0	0.25%	13.2%	12/31/2020	1.20	0	0	0.00%	13.5%
12/31/2019	1.05	0	0	0.50%	5.3%	12/31/2019	1.05	0	0	0.25%	5.4%	12/31/2019	1.06	0	0	0.00%	5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.5%
2021	2.8%
2020	2.4%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom® Blend 2025 Fund Z6 Class - 06-43P

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$971,697	$1,134,886	104,954
Receivables: investments sold	1,231
Payables: investments purchased	-
Net assets	$972,928

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$972,928	918,998	$1.06
Band 100	-	-	1.07
Band 75	-	-	1.08
Band 50	-	-	1.09
Band 25	-	-	1.10
Band 0	-	-	1.11
Total	$972,928	918,998

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$29,357
Mortality & expense charges			(12,503)
Net investment income (loss)			16,854

Gain (loss) on investments:
Net realized gain (loss)			697
Realized gain distributions			23,001
Net change in unrealized appreciation (depreciation)			(250,339)
Net gain (loss)			(226,641)

Increase (decrease) in net assets from operations			$(209,787)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$16,854	$14,367
Net realized gain (loss)		697	11,251
Realized gain distributions		23,001	49,382
Net change in unrealized appreciation (depreciation)		(250,339)	15,998

Increase (decrease) in net assets from operations		(209,787)	90,998

Contract owner transactions:
Proceeds from units sold		74,970	130,111
Cost of units redeemed		(78,909)	(80,144)
Account charges		-	-
Increase (decrease)		(3,939)	49,967
Net increase (decrease)		(213,726)	140,965
Net assets, beginning		1,186,654	1,045,689
Net assets, ending		$972,928	$1,186,654

Units sold		67,089	102,822
Units redeemed		(65,375)	(63,037)
Net increase (decrease)		1,714	39,785
Units outstanding, beginning		917,284	877,499
Units outstanding, ending		918,998	917,284

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,592,793
Cost of units redeemed/account charges			(602,829)
Net investment income (loss)			32,965
Net realized gain (loss)			8,003
Realized gain distributions			105,185
Net change in unrealized appreciation (depreciation)			(163,189)
Net assets			$972,928

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.06	919	$973	1.25%	-18.2%	12/31/2022	$1.07	0	$0	1.00%	-18.0%	12/31/2022	$1.08	0	$0	0.75%	-17.8%
12/31/2021	1.29	917	1,187	1.25%	8.6%	12/31/2021	1.30	0	0	1.00%	8.8%	12/31/2021	1.31	0	0	0.75%	9.1%
12/31/2020	1.19	877	1,046	1.25%	13.0%	12/31/2020	1.20	0	0	1.00%	13.3%	12/31/2020	1.20	0	0	0.75%	13.6%
12/31/2019	1.05	0	0	1.25%	5.5%	12/31/2019	1.06	0	0	1.00%	5.6%	12/31/2019	1.06	0	0	0.75%	5.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.09	0	$0	0.50%	-17.5%	12/31/2022	$1.10	0	$0	0.25%	-17.3%	12/31/2022	$1.11	0	$0	0.00%	-17.1%
12/31/2021	1.32	0	0	0.50%	9.4%	12/31/2021	1.33	0	0	0.25%	9.6%	12/31/2021	1.33	0	0	0.00%	9.9%
12/31/2020	1.20	0	0	0.50%	13.9%	12/31/2020	1.21	0	0	0.25%	14.1%	12/31/2020	1.21	0	0	0.00%	14.4%
12/31/2019	1.06	0	0	0.50%	5.8%	12/31/2019	1.06	0	0	0.25%	5.9%	12/31/2019	1.06	0	0	0.00%	6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.7%
2021	2.6%
2020	2.6%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom® Blend 2030 Fund Z6 Class - 06-43R

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$582,147	$679,259	62,296
Receivables: investments sold	329
Payables: investments purchased	-
Net assets	$582,476

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$582,476	536,566	$1.09
Band 100	-	-	1.09
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.12
Band 0	-	-	1.13
Total	$582,476	536,566

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$16,001
Mortality & expense charges			(7,259)
Net investment income (loss)			8,742

Gain (loss) on investments:
Net realized gain (loss)			(1,799)
Realized gain distributions			14,092
Net change in unrealized appreciation (depreciation)			(144,927)
Net gain (loss)			(132,634)

Increase (decrease) in net assets from operations			$(123,892)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,742	$7,135
Net realized gain (loss)		(1,799)	20,373
Realized gain distributions		14,092	30,686
Net change in unrealized appreciation (depreciation)		(144,927)	7,872

Increase (decrease) in net assets from operations		(123,892)	66,066

Contract owner transactions:
Proceeds from units sold		104,773	157,425
Cost of units redeemed		(83,573)	(117,696)
Account charges		-	-
Increase (decrease)		21,200	39,729
Net increase (decrease)		(102,692)	105,795
Net assets, beginning		685,168	579,373
Net assets, ending		$582,476	$685,168

Units sold		91,084	123,058
Units redeemed		(69,643)	(87,119)
Net increase (decrease)		21,441	35,939
Units outstanding, beginning		515,125	479,186
Units outstanding, ending		536,566	515,125

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,355,419
Cost of units redeemed/account charges			(771,325)
Net investment income (loss)			15,646
Net realized gain (loss)			12,689
Realized gain distributions			67,159
Net change in unrealized appreciation (depreciation)			(97,112)
Net assets			$582,476

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.09	537	$582	1.25%	-18.4%	12/31/2022	$1.09	0	$0	1.00%	-18.2%	12/31/2022	$1.10	0	$0	0.75%	-18.0%
12/31/2021	1.33	515	685	1.25%	10.0%	12/31/2021	1.34	0	0	1.00%	10.3%	12/31/2021	1.35	0	0	0.75%	10.6%
12/31/2020	1.21	479	579	1.25%	13.9%	12/31/2020	1.21	0	0	1.00%	14.2%	12/31/2020	1.22	0	0	0.75%	14.5%
12/31/2019	1.06	0	0	1.25%	6.1%	12/31/2019	1.06	0	0	1.00%	6.2%	12/31/2019	1.06	0	0	0.75%	6.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.11	0	$0	0.50%	-17.8%	12/31/2022	$1.12	0	$0	0.25%	-17.6%	12/31/2022	$1.13	0	$0	0.00%	-17.4%
12/31/2021	1.35	0	0	0.50%	10.8%	12/31/2021	1.36	0	0	0.25%	11.1%	12/31/2021	1.37	0	0	0.00%	11.4%
12/31/2020	1.22	0	0	0.50%	14.8%	12/31/2020	1.23	0	0	0.25%	15.1%	12/31/2020	1.23	0	0	0.00%	15.4%
12/31/2019	1.06	0	0	0.50%	6.5%	12/31/2019	1.07	0	0	0.25%	6.6%	12/31/2019	1.07	0	0	0.00%	6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.5%
2021	2.5%
2020	2.7%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom® Blend 2035 Fund Z6 Class - 06-43T

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$498,964	$568,140	52,552
Receivables: investments sold	282
Payables: investments purchased	-
Net assets	$499,246

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$499,246	442,889	$1.13
Band 100	-	-	1.14
Band 75	-	-	1.15
Band 50	-	-	1.16
Band 25	-	-	1.17
Band 0	-	-	1.18
Total	$499,246	442,889

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$12,374
Mortality & expense charges			(6,189)
Net investment income (loss)			6,185

Gain (loss) on investments:
Net realized gain (loss)			(3,263)
Realized gain distributions			14,228
Net change in unrealized appreciation (depreciation)			(131,600)
Net gain (loss)			(120,635)

Increase (decrease) in net assets from operations			$(114,450)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,185	$7,269
Net realized gain (loss)		(3,263)	10,456
Realized gain distributions		14,228	32,261
Net change in unrealized appreciation (depreciation)		(131,600)	18,936

Increase (decrease) in net assets from operations		(114,450)	68,922

Contract owner transactions:
Proceeds from units sold		120,459	86,224
Cost of units redeemed		(124,964)	(67,443)
Account charges		(35)	-
Increase (decrease)		(4,540)	18,781
Net increase (decrease)		(118,990)	87,703
Net assets, beginning		618,236	530,533
Net assets, ending		$499,246	$618,236

Units sold		102,423	64,382
Units redeemed		(102,468)	(50,434)
Net increase (decrease)		(45)	13,948
Units outstanding, beginning		442,934	428,986
Units outstanding, ending		442,889	442,934

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$767,893
Cost of units redeemed/account charges			(286,556)
Net investment income (loss)			15,753
Net realized gain (loss)			6,955
Realized gain distributions			64,377
Net change in unrealized appreciation (depreciation)			(69,176)
Net assets			$499,246

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.13	443	$499	1.25%	-19.2%	12/31/2022	$1.14	0	$0	1.00%	-19.0%	12/31/2022	$1.15	0	$0	0.75%	-18.8%
12/31/2021	1.40	443	618	1.25%	12.9%	12/31/2021	1.40	0	0	1.00%	13.1%	12/31/2021	1.41	0	0	0.75%	13.4%
12/31/2020	1.24	429	531	1.25%	15.5%	12/31/2020	1.24	0	0	1.00%	15.8%	12/31/2020	1.25	0	0	0.75%	16.0%
12/31/2019	1.07	0	0	1.25%	7.1%	12/31/2019	1.07	0	0	1.00%	7.2%	12/31/2019	1.07	0	0	0.75%	7.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.16	0	$0	0.50%	-18.6%	12/31/2022	$1.17	0	$0	0.25%	-18.4%	12/31/2022	$1.18	0	$0	0.00%	-18.2%
12/31/2021	1.42	0	0	0.50%	13.7%	12/31/2021	1.43	0	0	0.25%	14.0%	12/31/2021	1.44	0	0	0.00%	14.3%
12/31/2020	1.25	0	0	0.50%	16.3%	12/31/2020	1.25	0	0	0.25%	16.6%	12/31/2020	1.26	0	0	0.00%	16.9%
12/31/2019	1.07	0	0	0.50%	7.5%	12/31/2019	1.08	0	0	0.25%	7.6%	12/31/2019	1.08	0	0	0.00%	7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.2%
2021	2.5%
2020	2.5%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom® Blend 2040 Fund Z6 Class - 06-43V

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$371,590	$423,054	38,810
Receivables: investments sold	210
Payables: investments purchased	-
Net assets	$371,800

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$371,800	322,779	$1.15
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$371,800	322,779

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$9,126
Mortality & expense charges			(4,303)
Net investment income (loss)			4,823

Gain (loss) on investments:
Net realized gain (loss)			2,290
Realized gain distributions			11,344
Net change in unrealized appreciation (depreciation)			(96,097)
Net gain (loss)			(82,463)

Increase (decrease) in net assets from operations			$(77,640)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,823	$5,407
Net realized gain (loss)		2,290	1,106
Realized gain distributions		11,344	21,752
Net change in unrealized appreciation (depreciation)		(96,097)	15,959

Increase (decrease) in net assets from operations		(77,640)	44,224

Contract owner transactions:
Proceeds from units sold		91,134	88,984
Cost of units redeemed		(42,222)	(4,707)
Account charges		-	-
Increase (decrease)		48,912	84,277
Net increase (decrease)		(28,728)	128,501
Net assets, beginning		400,528	272,027
Net assets, ending		$371,800	$400,528

Units sold		75,623	64,481
Units redeemed		(31,300)	(3,544)
Net increase (decrease)		44,323	60,937
Units outstanding, beginning		278,456	217,519
Units outstanding, ending		322,779	278,456

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$541,223
Cost of units redeemed/account charges			(178,940)
Net investment income (loss)			10,493
Net realized gain (loss)			6,927
Realized gain distributions			43,561
Net change in unrealized appreciation (depreciation)			(51,464)
Net assets			$371,800

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.15	323	$372	1.25%	-19.9%	12/31/2022	$1.16	0	$0	1.00%	-19.7%	12/31/2022	$1.17	0	$0	0.75%	-19.5%
12/31/2021	1.44	278	401	1.25%	15.0%	12/31/2021	1.45	0	0	1.00%	15.3%	12/31/2021	1.46	0	0	0.75%	15.6%
12/31/2020	1.25	218	272	1.25%	16.5%	12/31/2020	1.26	0	0	1.00%	16.8%	12/31/2020	1.26	0	0	0.75%	17.1%
12/31/2019	1.07	0	0	1.25%	7.3%	12/31/2019	1.07	0	0	1.00%	7.4%	12/31/2019	1.08	0	0	0.75%	7.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.18	0	$0	0.50%	-19.3%	12/31/2022	$1.19	0	$0	0.25%	-19.1%	12/31/2022	$1.20	0	$0	0.00%	-18.9%
12/31/2021	1.46	0	0	0.50%	15.9%	12/31/2021	1.47	0	0	0.25%	16.2%	12/31/2021	1.48	0	0	0.00%	16.5%
12/31/2020	1.26	0	0	0.50%	17.4%	12/31/2020	1.27	0	0	0.25%	17.7%	12/31/2020	1.27	0	0	0.00%	18.0%
12/31/2019	1.08	0	0	0.50%	7.7%	12/31/2019	1.08	0	0	0.25%	7.8%	12/31/2019	1.08	0	0	0.00%	7.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.4%
2021	2.9%
2020	2.5%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom® Blend 2045 Fund Z6 Class - 06-43W

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$301,392	$339,240	30,105
Receivables: investments sold	-
Payables: investments purchased	(13,587)
Net assets	$287,805

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$287,805	249,638	$1.15
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$287,805	249,638

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$7,414
Mortality & expense charges			(3,518)
Net investment income (loss)			3,896

Gain (loss) on investments:
Net realized gain (loss)			1,201
Realized gain distributions			9,459
Net change in unrealized appreciation (depreciation)			(76,852)
Net gain (loss)			(66,192)

Increase (decrease) in net assets from operations			$(62,296)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,896	$3,611
Net realized gain (loss)		1,201	18,502
Realized gain distributions		9,459	17,603
Net change in unrealized appreciation (depreciation)		(76,852)	1,377

Increase (decrease) in net assets from operations		(62,296)	41,093

Contract owner transactions:
Proceeds from units sold		74,362	85,794
Cost of units redeemed		(29,403)	(95,536)
Account charges		-	-
Increase (decrease)		44,959	(9,742)
Net increase (decrease)		(17,337)	31,351
Net assets, beginning		305,142	273,791
Net assets, ending		$287,805	$305,142

Units sold		61,315	62,615
Units redeemed		(23,541)	(69,497)
Net increase (decrease)		37,774	(6,882)
Units outstanding, beginning		211,864	218,746
Units outstanding, ending		249,638	211,864

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$449,789
Cost of units redeemed/account charges			(184,228)
Net investment income (loss)			8,782
Net realized gain (loss)			13,769
Realized gain distributions			37,541
Net change in unrealized appreciation (depreciation)			(37,848)
Net assets			$287,805

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.15	250	$288	1.25%	-20.0%	12/31/2022	$1.16	0	$0	1.00%	-19.8%	12/31/2022	$1.17	0	$0	0.75%	-19.6%
12/31/2021	1.44	212	305	1.25%	15.1%	12/31/2021	1.45	0	0	1.00%	15.4%	12/31/2021	1.46	0	0	0.75%	15.6%
12/31/2020	1.25	219	274	1.25%	16.5%	12/31/2020	1.26	0	0	1.00%	16.8%	12/31/2020	1.26	0	0	0.75%	17.1%
12/31/2019	1.07	0	0	1.25%	7.5%	12/31/2019	1.08	0	0	1.00%	7.6%	12/31/2019	1.08	0	0	0.75%	7.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.18	0	$0	0.50%	-19.4%	12/31/2022	$1.19	0	$0	0.25%	-19.1%	12/31/2022	$1.20	0	$0	0.00%	-18.9%
12/31/2021	1.47	0	0	0.50%	15.9%	12/31/2021	1.48	0	0	0.25%	16.2%	12/31/2021	1.48	0	0	0.00%	16.5%
12/31/2020	1.27	0	0	0.50%	17.4%	12/31/2020	1.27	0	0	0.25%	17.7%	12/31/2020	1.27	0	0	0.00%	17.9%
12/31/2019	1.08	0	0	0.50%	7.8%	12/31/2019	1.08	0	0	0.25%	7.9%	12/31/2019	1.08	0	0	0.00%	8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.5%
2021	2.5%
2020	2.8%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom® Blend 2050 Fund Z6 Class - 06-43X

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$362,310	$407,177	38,018
Receivables: investments sold	765
Payables: investments purchased	-
Net assets	$363,075

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$363,075	315,016	$1.15
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$363,075	315,016

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$8,956
Mortality & expense charges			(4,252)
Net investment income (loss)			4,704

Gain (loss) on investments:
Net realized gain (loss)			2,236
Realized gain distributions			11,368
Net change in unrealized appreciation (depreciation)			(94,202)
Net gain (loss)			(80,598)

Increase (decrease) in net assets from operations			$(75,894)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,704	$5,269
Net realized gain (loss)		2,236	1,188
Realized gain distributions		11,368	21,036
Net change in unrealized appreciation (depreciation)		(94,202)	15,756

Increase (decrease) in net assets from operations		(75,894)	43,249

Contract owner transactions:
Proceeds from units sold		98,156	83,212
Cost of units redeemed		(30,364)	(21,022)
Account charges		-	-
Increase (decrease)		67,792	62,190
Net increase (decrease)		(8,102)	105,439
Net assets, beginning		371,177	265,738
Net assets, ending		$363,075	$371,177

Units sold		91,621	60,253
Units redeemed		(34,410)	(14,664)
Net increase (decrease)		57,211	45,589
Units outstanding, beginning		257,805	212,216
Units outstanding, ending		315,016	257,805

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$441,863
Cost of units redeemed/account charges			(86,842)
Net investment income (loss)			10,960
Net realized gain (loss)			365
Realized gain distributions			41,596
Net change in unrealized appreciation (depreciation)			(44,867)
Net assets			$363,075

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.15	315	$363	1.25%	-19.9%	12/31/2022	$1.16	0	$0	1.00%	-19.7%	12/31/2022	$1.17	0	$0	0.75%	-19.5%
12/31/2021	1.44	258	371	1.25%	15.0%	12/31/2021	1.45	0	0	1.00%	15.3%	12/31/2021	1.46	0	0	0.75%	15.6%
12/31/2020	1.25	212	266	1.25%	16.6%	12/31/2020	1.26	0	0	1.00%	16.9%	12/31/2020	1.26	0	0	0.75%	17.2%
12/31/2019	1.07	0	0	1.25%	7.4%	12/31/2019	1.07	0	0	1.00%	7.5%	12/31/2019	1.08	0	0	0.75%	7.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.18	0	$0	0.50%	-19.3%	12/31/2022	$1.19	0	$0	0.25%	-19.1%	12/31/2022	$1.20	0	$0	0.00%	-18.9%
12/31/2021	1.47	0	0	0.50%	15.8%	12/31/2021	1.48	0	0	0.25%	16.1%	12/31/2021	1.48	0	0	0.00%	16.4%
12/31/2020	1.27	0	0	0.50%	17.5%	12/31/2020	1.27	0	0	0.25%	17.8%	12/31/2020	1.27	0	0	0.00%	18.1%
12/31/2019	1.08	0	0	0.50%	7.7%	12/31/2019	1.08	0	0	0.25%	7.8%	12/31/2019	1.08	0	0	0.00%	8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.4%
2021	3.0%
2020	2.5%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom® Blend 2055 Fund Z6 Class - 06-43Y

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$368,235	$419,418	38,299
Receivables: investments sold	208
Payables: investments purchased	-
Net assets	$368,443

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$368,443	319,630	$1.15
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$368,443	319,630

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$8,928
Mortality & expense charges			(4,123)
Net investment income (loss)			4,805

Gain (loss) on investments:
Net realized gain (loss)			(682)
Realized gain distributions			10,778
Net change in unrealized appreciation (depreciation)			(87,299)
Net gain (loss)			(77,203)

Increase (decrease) in net assets from operations			$(72,398)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,805	$4,592
Net realized gain (loss)		(682)	5,489
Realized gain distributions		10,778	18,569
Net change in unrealized appreciation (depreciation)		(87,299)	10,623

Increase (decrease) in net assets from operations		(72,398)	39,273

Contract owner transactions:
Proceeds from units sold		139,495	99,867
Cost of units redeemed		(45,429)	(27,974)
Account charges		-	-
Increase (decrease)		94,066	71,893
Net increase (decrease)		21,668	111,166
Net assets, beginning		346,775	235,609
Net assets, ending		$368,443	$346,775

Units sold		114,578	72,609
Units redeemed		(35,734)	(20,039)
Net increase (decrease)		78,844	52,570
Units outstanding, beginning		240,786	188,216
Units outstanding, ending		319,630	240,786

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$496,333
Cost of units redeemed/account charges			(125,348)
Net investment income (loss)			10,284
Net realized gain (loss)			1,271
Realized gain distributions			37,086
Net change in unrealized appreciation (depreciation)			(51,183)
Net assets			$368,443

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.15	320	$368	1.25%	-20.0%	12/31/2022	$1.16	0	$0	1.00%	-19.8%	12/31/2022	$1.17	0	$0	0.75%	-19.6%
12/31/2021	1.44	241	347	1.25%	15.0%	12/31/2021	1.45	0	0	1.00%	15.3%	12/31/2021	1.46	0	0	0.75%	15.6%
12/31/2020	1.25	188	236	1.25%	16.5%	12/31/2020	1.26	0	0	1.00%	16.8%	12/31/2020	1.26	0	0	0.75%	17.1%
12/31/2019	1.07	0	0	1.25%	7.5%	12/31/2019	1.08	0	0	1.00%	7.6%	12/31/2019	1.08	0	0	0.75%	7.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.18	0	$0	0.50%	-19.4%	12/31/2022	$1.19	0	$0	0.25%	-19.2%	12/31/2022	$1.20	0	$0	0.00%	-19.0%
12/31/2021	1.47	0	0	0.50%	15.9%	12/31/2021	1.48	0	0	0.25%	16.2%	12/31/2021	1.48	0	0	0.00%	16.5%
12/31/2020	1.27	0	0	0.50%	17.4%	12/31/2020	1.27	0	0	0.25%	17.7%	12/31/2020	1.27	0	0	0.00%	18.0%
12/31/2019	1.08	0	0	0.50%	7.8%	12/31/2019	1.08	0	0	0.25%	7.9%	12/31/2019	1.08	0	0	0.00%	8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.5%
2021	2.9%
2020	2.6%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom® Blend 2060 Fund Z6 Class - 06-44C

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$191,372	$220,674	19,639
Receivables: investments sold	108
Payables: investments purchased	-
Net assets	$191,480

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$191,480	166,018	$1.15
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$191,480	166,018

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$4,560
Mortality & expense charges			(1,787)
Net investment income (loss)			2,773

Gain (loss) on investments:
Net realized gain (loss)			(537)
Realized gain distributions			4,343
Net change in unrealized appreciation (depreciation)			(34,292)
Net gain (loss)			(30,486)

Increase (decrease) in net assets from operations			$(27,713)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,773	$1,577
Net realized gain (loss)		(537)	14,965
Realized gain distributions		4,343	6,561
Net change in unrealized appreciation (depreciation)		(34,292)	(7,884)

Increase (decrease) in net assets from operations		(27,713)	15,219

Contract owner transactions:
Proceeds from units sold		101,755	65,222
Cost of units redeemed		(5,571)	(51,942)
Account charges		-	-
Increase (decrease)		96,184	13,280
Net increase (decrease)		68,471	28,499
Net assets, beginning		123,009	94,510
Net assets, ending		$191,480	$123,009

Units sold		84,868	47,448
Units redeemed		(4,317)	(37,509)
Net increase (decrease)		80,551	9,939
Units outstanding, beginning		85,467	75,528
Units outstanding, ending		166,018	85,467

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$290,646
Cost of units redeemed/account charges			(102,084)
Net investment income (loss)			5,030
Net realized gain (loss)			13,494
Realized gain distributions			13,696
Net change in unrealized appreciation (depreciation)			(29,302)
Net assets			$191,480

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.15	166	$191	1.25%	-19.9%	12/31/2022	$1.16	0	$0	1.00%	-19.7%	12/31/2022	$1.17	0	$0	0.75%	-19.5%
12/31/2021	1.44	85	123	1.25%	15.0%	12/31/2021	1.45	0	0	1.00%	15.3%	12/31/2021	1.46	0	0	0.75%	15.6%
12/31/2020	1.25	76	95	1.25%	16.5%	12/31/2020	1.26	0	0	1.00%	16.8%	12/31/2020	1.26	0	0	0.75%	17.1%
12/31/2019	1.07	0	0	1.25%	7.4%	12/31/2019	1.08	0	0	1.00%	7.5%	12/31/2019	1.08	0	0	0.75%	7.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.18	0	$0	0.50%	-19.3%	12/31/2022	$1.19	0	$0	0.25%	-19.1%	12/31/2022	$1.20	0	$0	0.00%	-18.9%
12/31/2021	1.47	0	0	0.50%	15.9%	12/31/2021	1.47	0	0	0.25%	16.2%	12/31/2021	1.48	0	0	0.00%	16.5%
12/31/2020	1.26	0	0	0.50%	17.4%	12/31/2020	1.27	0	0	0.25%	17.7%	12/31/2020	1.27	0	0	0.00%	18.0%
12/31/2019	1.08	0	0	0.50%	7.8%	12/31/2019	1.08	0	0	0.25%	7.9%	12/31/2019	1.08	0	0	0.00%	8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.9%
2021	2.7%
2020	2.8%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom® Blend 2015 Fund Z6 Class - 06-46H

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.03
Band 100	-	-	1.04
Band 75	-	-	1.05
Band 50	-	-	1.05
Band 25	-	-	1.06
Band 0	-	-	1.07
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(28)
Net realized gain (loss)		-	1,325
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	(1,067)

Increase (decrease) in net assets from operations		-	230

Contract owner transactions:
Proceeds from units sold		-	12
Cost of units redeemed		-	(21,047)
Account charges		-	-
Increase (decrease)		-	(21,035)
Net increase (decrease)		-	(20,805)
Net assets, beginning		-	20,805
Net assets, ending		$-	$-

Units sold		-	10
Units redeemed		-	(17,989)
Net increase (decrease)		-	(17,979)
Units outstanding, beginning		-	17,979
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$29,600
Cost of units redeemed/account charges			(31,403)
Net investment income (loss)			30
Net realized gain (loss)			1,147
Realized gain distributions			626
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.03	0	$0	1.25%	-16.0%	12/31/2022	$1.04	0	$0	1.00%	-15.8%	12/31/2022	$1.05	0	$0	0.75%	-15.6%
12/31/2021	1.22	0	0	1.25%	5.7%	12/31/2021	1.23	0	0	1.00%	6.0%	12/31/2021	1.24	0	0	0.75%	6.2%
12/31/2020	1.16	18	21	1.25%	10.9%	12/31/2020	1.16	0	0	1.00%	11.2%	12/31/2020	1.17	0	0	0.75%	11.4%
12/31/2019	1.04	0	0	1.25%	4.4%	12/31/2019	1.04	0	0	1.00%	4.5%	12/31/2019	1.05	0	0	0.75%	4.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.05	0	$0	0.50%	-15.4%	12/31/2022	$1.06	0	$0	0.25%	-15.1%	12/31/2022	$1.07	0	$0	0.00%	-14.9%
12/31/2021	1.25	0	0	0.50%	6.5%	12/31/2021	1.25	0	0	0.25%	6.8%	12/31/2021	1.26	0	0	0.00%	7.0%
12/31/2020	1.17	0	0	0.50%	11.7%	12/31/2020	1.17	0	0	0.25%	12.0%	12/31/2020	1.18	0	0	0.00%	12.3%
12/31/2019	1.05	0	0	0.50%	4.7%	12/31/2019	1.05	0	0	0.25%	4.8%	12/31/2019	1.05	0	0	0.00%	4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	2.7%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom® Index 2010 Fund Investor Class - 06-49Y

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14	$14	1
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$14

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$14	14	$1.00
Band 100	-	-	1.01
Band 75	-	-	1.02
Band 50	-	-	1.02
Band 25	-	-	1.03
Band 0	-	-	1.04
Total	$14	14

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		14	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		14	-
Net increase (decrease)		14	-
Net assets, beginning		-	-
Net assets, ending		$14	$-

Units sold		14	-
Units redeemed		-	-
Net increase (decrease)		14	-
Units outstanding, beginning		-	-
Units outstanding, ending		14	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$14
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$14

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.00	0	$0	1.25%	-14.0%	12/31/2022	$1.01	0	$0	1.00%	-13.8%	12/31/2022	$1.02	0	$0	0.75%	-13.6%
12/31/2021	1.16	0	0	1.25%	3.7%	12/31/2021	1.17	0	0	1.00%	4.0%	12/31/2021	1.18	0	0	0.75%	4.3%
12/31/2020	1.12	0	0	1.25%	9.0%	12/31/2020	1.12	0	0	1.00%	9.3%	12/31/2020	1.13	0	0	0.75%	9.6%
12/31/2019	1.03	0	0	1.25%	2.8%	12/31/2019	1.03	0	0	1.00%	2.8%	12/31/2019	1.03	0	0	0.75%	2.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.02	0	$0	0.50%	-13.4%	12/31/2022	$1.03	0	$0	0.25%	-13.2%	12/31/2022	$1.04	0	$0	0.00%	-13.0%
12/31/2021	1.18	0	0	0.50%	4.5%	12/31/2021	1.19	0	0	0.25%	4.8%	12/31/2021	1.20	0	0	0.00%	5.0%
12/31/2020	1.13	0	0	0.50%	9.8%	12/31/2020	1.13	0	0	0.25%	10.1%	12/31/2020	1.14	0	0	0.00%	10.4%
12/31/2019	1.03	0	0	0.50%	3.0%	12/31/2019	1.03	0	0	0.25%	3.0%	12/31/2019	1.03	0	0	0.00%	3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom® Index 2005 Fund Investor Class - 06-4C3 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.98
Band 100	-	-	0.99
Band 75	-	-	1.00
Band 50	-	-	1.01
Band 25	-	-	1.01
Band 0	-	-	1.02
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.98	0	$0	1.25%	-12.6%	12/31/2022	$0.99	0	$0	1.00%	-12.4%	12/31/2022	$1.00	0	$0	0.75%	-12.2%
12/31/2021	1.12	0	0	1.25%	2.2%	12/31/2021	1.13	0	0	1.00%	2.4%	12/31/2021	1.14	0	0	0.75%	2.7%
12/31/2020	1.10	0	0	1.25%	7.8%	12/31/2020	1.10	0	0	1.00%	8.1%	12/31/2020	1.11	0	0	0.75%	8.3%
12/31/2019	1.02	0	0	1.25%	2.0%	12/31/2019	1.02	0	0	1.00%	2.1%	12/31/2019	1.02	0	0	0.75%	2.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.01	0	$0	0.50%	-12.0%	12/31/2022	$1.01	0	$0	0.25%	-11.7%	12/31/2022	$1.02	0	$0	0.00%	-11.5%
12/31/2021	1.14	0	0	0.50%	2.9%	12/31/2021	1.15	0	0	0.25%	3.2%	12/31/2021	1.16	0	0	0.00%	3.5%
12/31/2020	1.11	0	0	0.50%	8.6%	12/31/2020	1.11	0	0	0.25%	8.9%	12/31/2020	1.12	0	0	0.00%	9.2%
12/31/2019	1.02	0	0	0.50%	2.2%	12/31/2019	1.02	0	0	0.25%	2.3%	12/31/2019	1.02	0	0	0.00%	2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom® Index 2015 Fund Investor Class - 06-4C4

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,687	$1,723	129
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$1,685

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,685	1,658	$1.02
Band 100	-	-	1.02
Band 75	-	-	1.03
Band 50	-	-	1.04
Band 25	-	-	1.05
Band 0	-	-	1.06
Total	$1,685	1,658

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$41
Mortality & expense charges			(2)
Net investment income (loss)			39

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(36)
Net gain (loss)			(36)

Increase (decrease) in net assets from operations			$3

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$39	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(36)	-

Increase (decrease) in net assets from operations		3	-

Contract owner transactions:
Proceeds from units sold		1,684	-
Cost of units redeemed		-	-
Account charges		(2)	-
Increase (decrease)		1,682	-
Net increase (decrease)		1,685	-
Net assets, beginning		-	-
Net assets, ending		$1,685	$-

Units sold		1,660	-
Units redeemed		(2)	-
Net increase (decrease)		1,658	-
Units outstanding, beginning		-	-
Units outstanding, ending		1,658	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,684
Cost of units redeemed/account charges			(2)
Net investment income (loss)			39
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(36)
Net assets			$1,685

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.02	2	$2	1.25%	-15.5%	12/31/2022	$1.02	0	$0	1.00%	-15.3%	12/31/2022	$1.03	0	$0	0.75%	-15.1%
12/31/2021	1.20	0	0	1.25%	5.4%	12/31/2021	1.21	0	0	1.00%	5.7%	12/31/2021	1.22	0	0	0.75%	5.9%
12/31/2020	1.14	0	0	1.25%	10.2%	12/31/2020	1.14	0	0	1.00%	10.4%	12/31/2020	1.15	0	0	0.75%	10.7%
12/31/2019	1.04	0	0	1.25%	3.5%	12/31/2019	1.04	0	0	1.00%	3.6%	12/31/2019	1.04	0	0	0.75%	3.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.04	0	$0	0.50%	-14.8%	12/31/2022	$1.05	0	$0	0.25%	-14.6%	12/31/2022	$1.06	0	$0	0.00%	-14.4%
12/31/2021	1.22	0	0	0.50%	6.2%	12/31/2021	1.23	0	0	0.25%	6.5%	12/31/2021	1.24	0	0	0.00%	6.7%
12/31/2020	1.15	0	0	0.50%	11.0%	12/31/2020	1.16	0	0	0.25%	11.3%	12/31/2020	1.16	0	0	0.00%	11.6%
12/31/2019	1.04	0	0	0.50%	3.7%	12/31/2019	1.04	0	0	0.25%	3.8%	12/31/2019	1.04	0	0	0.00%	3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	4.9%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom® Index 2020 Fund Investor Class - 06-4C6

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$40,385	$41,440	2,771
Receivables: investments sold	-
Payables: investments purchased	(1,285)
Net assets	$39,100

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$39,100	37,938	$1.03
Band 100	-	-	1.04
Band 75	-	-	1.05
Band 50	-	-	1.06
Band 25	-	-	1.06
Band 0	-	-	1.07
Total	$39,100	37,938

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$974
Mortality & expense charges			(308)
Net investment income (loss)			666

Gain (loss) on investments:
Net realized gain (loss)			(630)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,055)
Net gain (loss)			(1,685)

Increase (decrease) in net assets from operations			$(1,019)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$666	$-
Net realized gain (loss)		(630)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(1,055)	-

Increase (decrease) in net assets from operations		(1,019)	-

Contract owner transactions:
Proceeds from units sold		104,803	-
Cost of units redeemed		(64,431)	-
Account charges		(253)	-
Increase (decrease)		40,119	-
Net increase (decrease)		39,100	-
Net assets, beginning		-	-
Net assets, ending		$39,100	$-

Units sold		100,632	-
Units redeemed		(62,694)	-
Net increase (decrease)		37,938	-
Units outstanding, beginning		-	-
Units outstanding, ending		37,938	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$104,803
Cost of units redeemed/account charges			(64,684)
Net investment income (loss)			666
Net realized gain (loss)			(630)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,055)
Net assets			$39,100

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.03	38	$39	1.25%	-17.0%	12/31/2022	$1.04	0	$0	1.00%	-16.8%	12/31/2022	$1.05	0	$0	0.75%	-16.6%
12/31/2021	1.24	0	0	1.25%	7.1%	12/31/2021	1.25	0	0	1.00%	7.3%	12/31/2021	1.26	0	0	0.75%	7.6%
12/31/2020	1.16	0	0	1.25%	11.3%	12/31/2020	1.16	0	0	1.00%	11.6%	12/31/2020	1.17	0	0	0.75%	11.9%
12/31/2019	1.04	0	0	1.25%	4.2%	12/31/2019	1.04	0	0	1.00%	4.3%	12/31/2019	1.04	0	0	0.75%	4.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.06	0	$0	0.50%	-16.4%	12/31/2022	$1.06	0	$0	0.25%	-16.2%	12/31/2022	$1.07	0	$0	0.00%	-16.0%
12/31/2021	1.26	0	0	0.50%	7.9%	12/31/2021	1.27	0	0	0.25%	8.1%	12/31/2021	1.28	0	0	0.00%	8.4%
12/31/2020	1.17	0	0	0.50%	12.1%	12/31/2020	1.17	0	0	0.25%	12.4%	12/31/2020	1.18	0	0	0.00%	12.7%
12/31/2019	1.04	0	0	0.50%	4.4%	12/31/2019	1.04	0	0	0.25%	4.5%	12/31/2019	1.05	0	0	0.00%	4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	5.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom® Index 2025 Fund Investor Class - 06-4C7

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$15,503	$15,939	973
Receivables: investments sold	-
Payables: investments purchased	(3)
Net assets	$15,500

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$15,500	14,811	$1.05
Band 100	-	-	1.06
Band 75	-	-	1.06
Band 50	-	-	1.07
Band 25	-	-	1.08
Band 0	-	-	1.09
Total	$15,500	14,811

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$365
Mortality & expense charges			(185)
Net investment income (loss)			180

Gain (loss) on investments:
Net realized gain (loss)			(1,945)
Realized gain distributions			16
Net change in unrealized appreciation (depreciation)			(654)
Net gain (loss)			(2,583)

Increase (decrease) in net assets from operations			$(2,403)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$180	$85
Net realized gain (loss)		(1,945)	2
Realized gain distributions		16	24
Net change in unrealized appreciation (depreciation)		(654)	218

Increase (decrease) in net assets from operations		(2,403)	329

Contract owner transactions:
Proceeds from units sold		24,823	11,428
Cost of units redeemed		(18,565)	-
Account charges		(112)	-
Increase (decrease)		6,146	11,428
Net increase (decrease)		3,743	11,757
Net assets, beginning		11,757	-
Net assets, ending		$15,500	$11,757

Units sold		23,556	9,258
Units redeemed		(18,003)	-
Net increase (decrease)		5,553	9,258
Units outstanding, beginning		9,258	-
Units outstanding, ending		14,811	9,258

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$36,251
Cost of units redeemed/account charges			(18,677)
Net investment income (loss)			265
Net realized gain (loss)			(1,943)
Realized gain distributions			40
Net change in unrealized appreciation (depreciation)			(436)
Net assets			$15,500

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.05	15	$16	1.25%	-17.6%	12/31/2022	$1.06	0	$0	1.00%	-17.4%	12/31/2022	$1.06	0	$0	0.75%	-17.2%
12/31/2021	1.27	9	12	1.25%	8.1%	12/31/2021	1.28	0	0	1.00%	8.4%	12/31/2021	1.28	0	0	0.75%	8.7%
12/31/2020	1.17	0	0	1.25%	12.1%	12/31/2020	1.18	0	0	1.00%	12.4%	12/31/2020	1.18	0	0	0.75%	12.7%
12/31/2019	1.05	0	0	1.25%	4.7%	12/31/2019	1.05	0	0	1.00%	4.8%	12/31/2019	1.05	0	0	0.75%	4.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.07	0	$0	0.50%	-17.0%	12/31/2022	$1.08	0	$0	0.25%	-16.8%	12/31/2022	$1.09	0	$0	0.00%	-16.6%
12/31/2021	1.29	0	0	0.50%	9.0%	12/31/2021	1.30	0	0	0.25%	9.2%	12/31/2021	1.31	0	0	0.00%	9.5%
12/31/2020	1.19	0	0	0.50%	13.0%	12/31/2020	1.19	0	0	0.25%	13.3%	12/31/2020	1.19	0	0	0.00%	13.6%
12/31/2019	1.05	0	0	0.50%	4.9%	12/31/2019	1.05	0	0	0.25%	5.0%	12/31/2019	1.05	0	0	0.00%	5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.7%
2021	2.8%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom® Index 2030 Fund Investor Class - 06-4C9

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$18,026	$18,314	1,071
Receivables: investments sold	-
Payables: investments purchased	(8)
Net assets	$18,018

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$18,018	16,816	$1.07
Band 100	-	-	1.08
Band 75	-	-	1.09
Band 50	-	-	1.10
Band 25	-	-	1.11
Band 0	-	-	1.12
Total	$18,018	16,816

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$370
Mortality & expense charges			(1,102)
Net investment income (loss)			(732)

Gain (loss) on investments:
Net realized gain (loss)			28,094
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(52,708)
Net gain (loss)			(24,614)

Increase (decrease) in net assets from operations			$(25,346)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(732)	$886
Net realized gain (loss)		28,094	568
Realized gain distributions		-	1,714
Net change in unrealized appreciation (depreciation)		(52,708)	22,082

Increase (decrease) in net assets from operations		(25,346)	25,250

Contract owner transactions:
Proceeds from units sold		47,117	1,101
Cost of units redeemed		(296,836)	-
Account charges		(71)	-
Increase (decrease)		(249,790)	1,101
Net increase (decrease)		(275,136)	26,351
Net assets, beginning		293,154	266,803
Net assets, ending		$18,018	$293,154

Units sold		43,810	870
Units redeemed		(251,749)	-
Net increase (decrease)		(207,939)	870
Units outstanding, beginning		224,755	223,885
Units outstanding, ending		16,816	224,755

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$281,123
Cost of units redeemed/account charges			(296,907)
Net investment income (loss)			1,948
Net realized gain (loss)			28,754
Realized gain distributions			3,388
Net change in unrealized appreciation (depreciation)			(288)
Net assets			$18,018

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.07	17	$18	1.25%	-17.9%	12/31/2022	$1.08	0	$0	1.00%	-17.6%	12/31/2022	$1.09	0	$0	0.75%	-17.4%
12/31/2021	1.30	225	293	1.25%	9.5%	12/31/2021	1.31	0	0	1.00%	9.7%	12/31/2021	1.32	0	0	0.75%	10.0%
12/31/2020	1.19	224	267	1.25%	12.9%	12/31/2020	1.20	0	0	1.00%	13.2%	12/31/2020	1.20	0	0	0.75%	13.5%
12/31/2019	1.06	0	0	1.25%	5.5%	12/31/2019	1.06	0	0	1.00%	5.6%	12/31/2019	1.06	0	0	0.75%	5.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.10	0	$0	0.50%	-17.2%	12/31/2022	$1.11	0	$0	0.25%	-17.0%	12/31/2022	$1.12	0	$0	0.00%	-16.8%
12/31/2021	1.33	0	0	0.50%	10.3%	12/31/2021	1.33	0	0	0.25%	10.6%	12/31/2021	1.34	0	0	0.00%	10.8%
12/31/2020	1.20	0	0	0.50%	13.8%	12/31/2020	1.21	0	0	0.25%	14.0%	12/31/2020	1.21	0	0	0.00%	14.3%
12/31/2019	1.06	0	0	0.50%	5.8%	12/31/2019	1.06	0	0	0.25%	5.8%	12/31/2019	1.06	0	0	0.00%	5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.2%
2021	1.6%
2020	2.5%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom® Index 2035 Fund Investor Class - 06-4CC

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$262,568	$277,047	14,012
Receivables: investments sold	-
Payables: investments purchased	(119)
Net assets	$262,449

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$262,449	235,702	$1.11
Band 100	-	-	1.12
Band 75	-	-	1.13
Band 50	-	-	1.14
Band 25	-	-	1.15
Band 0	-	-	1.16
Total	$262,449	235,702

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$4,856
Mortality & expense charges			(2,175)
Net investment income (loss)			2,681

Gain (loss) on investments:
Net realized gain (loss)			(3,971)
Realized gain distributions			89
Net change in unrealized appreciation (depreciation)			(17,055)
Net gain (loss)			(20,937)

Increase (decrease) in net assets from operations			$(18,256)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,681	$761
Net realized gain (loss)		(3,971)	13
Realized gain distributions		89	166
Net change in unrealized appreciation (depreciation)		(17,055)	2,576

Increase (decrease) in net assets from operations		(18,256)	3,516

Contract owner transactions:
Proceeds from units sold		359,275	92,250
Cost of units redeemed		(173,808)	-
Account charges		(528)	-
Increase (decrease)		184,939	92,250
Net increase (decrease)		166,683	95,766
Net assets, beginning		95,766	-
Net assets, ending		$262,449	$95,766

Units sold		323,064	69,989
Units redeemed		(157,351)	-
Net increase (decrease)		165,713	69,989
Units outstanding, beginning		69,989	-
Units outstanding, ending		235,702	69,989

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$451,525
Cost of units redeemed/account charges			(174,336)
Net investment income (loss)			3,442
Net realized gain (loss)			(3,958)
Realized gain distributions			255
Net change in unrealized appreciation (depreciation)			(14,479)
Net assets			$262,449

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.11	236	$262	1.25%	-18.6%	12/31/2022	$1.12	0	$0	1.00%	-18.4%	12/31/2022	$1.13	0	$0	0.75%	-18.2%
12/31/2021	1.37	70	96	1.25%	12.3%	12/31/2021	1.38	0	0	1.00%	12.6%	12/31/2021	1.38	0	0	0.75%	12.9%
12/31/2020	1.22	0	0	1.25%	14.1%	12/31/2020	1.22	0	0	1.00%	14.4%	12/31/2020	1.23	0	0	0.75%	14.7%
12/31/2019	1.07	0	0	1.25%	6.8%	12/31/2019	1.07	0	0	1.00%	6.9%	12/31/2019	1.07	0	0	0.75%	6.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.14	0	$0	0.50%	-18.0%	12/31/2022	$1.15	0	$0	0.25%	-17.8%	12/31/2022	$1.16	0	$0	0.00%	-17.6%
12/31/2021	1.39	0	0	0.50%	13.2%	12/31/2021	1.40	0	0	0.25%	13.4%	12/31/2021	1.41	0	0	0.00%	13.7%
12/31/2020	1.23	0	0	0.50%	14.9%	12/31/2020	1.23	0	0	0.25%	15.2%	12/31/2020	1.24	0	0	0.00%	15.5%
12/31/2019	1.07	0	0	0.50%	7.0%	12/31/2019	1.07	0	0	0.25%	7.1%	12/31/2019	1.07	0	0	0.00%	7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.7%
2021	2.8%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom® Index 2040 Fund Investor Class - 06-4CF

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,350	$1,359	71
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$1,350

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,350	1,182	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.19
Total	$1,350	1,182

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$25
Mortality & expense charges			(6)
Net investment income (loss)			19

Gain (loss) on investments:
Net realized gain (loss)			(83)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(12)
Net gain (loss)			(95)

Increase (decrease) in net assets from operations			$(76)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$19	$7
Net realized gain (loss)		(83)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(12)	3

Increase (decrease) in net assets from operations		(76)	10

Contract owner transactions:
Proceeds from units sold		1,826	499
Cost of units redeemed		(732)	-
Account charges		(177)	-
Increase (decrease)		917	499
Net increase (decrease)		841	509
Net assets, beginning		509	-
Net assets, ending		$1,350	$509

Units sold		1,602	360
Units redeemed		(780)	-
Net increase (decrease)		822	360
Units outstanding, beginning		360	-
Units outstanding, ending		1,182	360

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,709
Cost of units redeemed/account charges			(1,286)
Net investment income (loss)			26
Net realized gain (loss)			(90)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(9)
Net assets			$1,350

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.14	1	$1	1.25%	-19.2%	12/31/2022	$1.15	0	$0	1.00%	-19.0%	12/31/2022	$1.16	0	$0	0.75%	-18.8%
12/31/2021	1.41	0	1	1.25%	14.4%	12/31/2021	1.42	0	0	1.00%	14.7%	12/31/2021	1.43	0	0	0.75%	15.0%
12/31/2020	1.24	0	0	1.25%	15.0%	12/31/2020	1.24	0	0	1.00%	15.3%	12/31/2020	1.24	0	0	0.75%	15.6%
12/31/2019	1.07	0	0	1.25%	7.4%	12/31/2019	1.07	0	0	1.00%	7.5%	12/31/2019	1.08	0	0	0.75%	7.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.17	0	$0	0.50%	-18.6%	12/31/2022	$1.18	0	$0	0.25%	-18.4%	12/31/2022	$1.19	0	$0	0.00%	-18.2%
12/31/2021	1.44	0	0	0.50%	15.3%	12/31/2021	1.45	0	0	0.25%	15.6%	12/31/2021	1.45	0	0	0.00%	15.9%
12/31/2020	1.25	0	0	0.50%	15.9%	12/31/2020	1.25	0	0	0.25%	16.2%	12/31/2020	1.26	0	0	0.00%	16.5%
12/31/2019	1.08	0	0	0.50%	7.6%	12/31/2019	1.08	0	0	0.25%	7.7%	12/31/2019	1.08	0	0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.7%
2021	2.8%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom® Index 2045 Fund Investor Class - 06-4CG

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,030	$2,058	103
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$2,029

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,029	1,777	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.19
Total	$2,029	1,777

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$38
Mortality & expense charges			(14)
Net investment income (loss)			24

Gain (loss) on investments:
Net realized gain (loss)			158
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(424)
Net gain (loss)			(266)

Increase (decrease) in net assets from operations			$(242)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$24	$6
Net realized gain (loss)		158	13
Realized gain distributions		-	7
Net change in unrealized appreciation (depreciation)		(424)	222

Increase (decrease) in net assets from operations		(242)	248

Contract owner transactions:
Proceeds from units sold		1,782	8
Cost of units redeemed		(1,450)	(49)
Account charges		(2)	-
Increase (decrease)		330	(41)
Net increase (decrease)		88	207
Net assets, beginning		1,941	1,734
Net assets, ending		$2,029	$1,941

Units sold		1,565	5
Units redeemed		(1,161)	(36)
Net increase (decrease)		404	(31)
Units outstanding, beginning		1,373	1,404
Units outstanding, ending		1,777	1,373

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$76,822
Cost of units redeemed/account charges			(81,118)
Net investment income (loss)			(213)
Net realized gain (loss)			6,554
Realized gain distributions			12
Net change in unrealized appreciation (depreciation)			(28)
Net assets			$2,029

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.14	2	$2	1.25%	-19.2%	12/31/2022	$1.15	0	$0	1.00%	-19.0%	12/31/2022	$1.16	0	$0	0.75%	-18.8%
12/31/2021	1.41	1	2	1.25%	14.5%	12/31/2021	1.42	0	0	1.00%	14.8%	12/31/2021	1.43	0	0	0.75%	15.1%
12/31/2020	1.23	1	2	1.25%	15.0%	12/31/2020	1.24	0	0	1.00%	15.3%	12/31/2020	1.24	0	0	0.75%	15.6%
12/31/2019	1.07	0	0	1.25%	7.4%	12/31/2019	1.07	0	0	1.00%	7.5%	12/31/2019	1.08	0	0	0.75%	7.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.17	0	$0	0.50%	-18.6%	12/31/2022	$1.18	0	$0	0.25%	-18.4%	12/31/2022	$1.19	0	$0	0.00%	-18.2%
12/31/2021	1.44	0	0	0.50%	15.4%	12/31/2021	1.45	0	0	0.25%	15.7%	12/31/2021	1.45	0	0	0.00%	15.9%
12/31/2020	1.25	0	0	0.50%	15.8%	12/31/2020	1.25	0	0	0.25%	16.1%	12/31/2020	1.25	0	0	0.00%	16.4%
12/31/2019	1.08	0	0	0.50%	7.6%	12/31/2019	1.08	0	0	0.25%	7.7%	12/31/2019	1.08	0	0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.9%
2021	1.6%
2020	2.7%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom® Index 2050 Fund Investor Class - 06-4CH

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,541	$4,647	229
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$4,539

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,539	3,975	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.19
Total	$4,539	3,975

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$86
Mortality & expense charges			(10)
Net investment income (loss)			76

Gain (loss) on investments:
Net realized gain (loss)			(1)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(106)
Net gain (loss)			(107)

Increase (decrease) in net assets from operations			$(31)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$76	$(517)
Net realized gain (loss)		(1)	35,681
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(106)	(28,465)

Increase (decrease) in net assets from operations		(31)	6,699

Contract owner transactions:
Proceeds from units sold		4,573	2,189
Cost of units redeemed		-	(197,987)
Account charges		(3)	-
Increase (decrease)		4,570	(195,798)
Net increase (decrease)		4,539	(189,099)
Net assets, beginning		-	189,099
Net assets, ending		$4,539	$-

Units sold		3,978	1,755
Units redeemed		(3)	(154,827)
Net increase (decrease)		3,975	(153,072)
Units outstanding, beginning		-	153,072
Units outstanding, ending		3,975	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$192,546
Cost of units redeemed/account charges			(229,345)
Net investment income (loss)			894
Net realized gain (loss)			39,975
Realized gain distributions			575
Net change in unrealized appreciation (depreciation)			(106)
Net assets			$4,539

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.14	4	$5	1.25%	-19.3%	12/31/2022	$1.15	0	$0	1.00%	-19.1%	12/31/2022	$1.16	0	$0	0.75%	-18.9%
12/31/2021	1.41	0	0	1.25%	14.5%	12/31/2021	1.42	0	0	1.00%	14.8%	12/31/2021	1.43	0	0	0.75%	15.1%
12/31/2020	1.24	153	189	1.25%	15.0%	12/31/2020	1.24	0	0	1.00%	15.3%	12/31/2020	1.24	0	0	0.75%	15.6%
12/31/2019	1.07	0	0	1.25%	7.4%	12/31/2019	1.07	0	0	1.00%	7.5%	12/31/2019	1.08	0	0	0.75%	7.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.17	0	$0	0.50%	-18.7%	12/31/2022	$1.18	0	$0	0.25%	-18.4%	12/31/2022	$1.19	0	$0	0.00%	-18.2%
12/31/2021	1.44	0	0	0.50%	15.3%	12/31/2021	1.45	0	0	0.25%	15.6%	12/31/2021	1.45	0	0	0.00%	15.9%
12/31/2020	1.25	0	0	0.50%	15.9%	12/31/2020	1.25	0	0	0.25%	16.2%	12/31/2020	1.25	0	0	0.00%	16.4%
12/31/2019	1.08	0	0	0.50%	7.6%	12/31/2019	1.08	0	0	0.25%	7.7%	12/31/2019	1.08	0	0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.8%
2021	0.0%
2020	2.7%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom® Index 2055 Fund Investor Class - 06-4CJ

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$57,667	$60,836	3,554
Receivables: investments sold	-
Payables: investments purchased	(6)
Net assets	$57,661

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$57,661	50,508	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.19
Total	$57,661	50,508

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,086
Mortality & expense charges			(435)
Net investment income (loss)			651

Gain (loss) on investments:
Net realized gain (loss)			(225)
Realized gain distributions			13
Net change in unrealized appreciation (depreciation)			(4,671)
Net gain (loss)			(4,883)

Increase (decrease) in net assets from operations			$(4,232)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$651	$151
Net realized gain (loss)		(225)	26
Realized gain distributions		13	49
Net change in unrealized appreciation (depreciation)		(4,671)	1,098

Increase (decrease) in net assets from operations		(4,232)	1,324

Contract owner transactions:
Proceeds from units sold		61,030	13,751
Cost of units redeemed		(18,899)	-
Account charges		(157)	-
Increase (decrease)		41,974	13,751
Net increase (decrease)		37,742	15,075
Net assets, beginning		19,919	4,844
Net assets, ending		$57,661	$19,919

Units sold		53,565	10,169
Units redeemed		(17,148)	-
Net increase (decrease)		36,417	10,169
Units outstanding, beginning		14,091	3,922
Units outstanding, ending		50,508	14,091

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$79,158
Cost of units redeemed/account charges			(19,056)
Net investment income (loss)			851
Net realized gain (loss)			(199)
Realized gain distributions			76
Net change in unrealized appreciation (depreciation)			(3,169)
Net assets			$57,661

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.14	51	$58	1.25%	-19.2%	12/31/2022	$1.15	0	$0	1.00%	-19.0%	12/31/2022	$1.16	0	$0	0.75%	-18.8%
12/31/2021	1.41	14	20	1.25%	14.4%	12/31/2021	1.42	0	0	1.00%	14.7%	12/31/2021	1.43	0	0	0.75%	15.0%
12/31/2020	1.24	4	5	1.25%	15.0%	12/31/2020	1.24	0	0	1.00%	15.3%	12/31/2020	1.24	0	0	0.75%	15.6%
12/31/2019	1.07	0	0	1.25%	7.4%	12/31/2019	1.07	0	0	1.00%	7.4%	12/31/2019	1.08	0	0	0.75%	7.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.17	0	$0	0.50%	-18.6%	12/31/2022	$1.18	0	$0	0.25%	-18.4%	12/31/2022	$1.19	0	$0	0.00%	-18.2%
12/31/2021	1.44	0	0	0.50%	15.3%	12/31/2021	1.45	0	0	0.25%	15.6%	12/31/2021	1.45	0	0	0.00%	15.9%
12/31/2020	1.25	0	0	0.50%	15.9%	12/31/2020	1.25	0	0	0.25%	16.2%	12/31/2020	1.25	0	0	0.00%	16.5%
12/31/2019	1.08	0	0	0.50%	7.6%	12/31/2019	1.08	0	0	0.25%	7.7%	12/31/2019	1.08	0	0	0.00%	7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.8%
2021	2.4%
2020	2.6%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom® Index 2060 Fund Investor Class - 06-4CK

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$90,325	$105,280	6,575
Receivables: investments sold	22
Payables: investments purchased	-
Net assets	$90,347

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$90,347	79,147	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.19
Total	$90,347	79,147

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,680
Mortality & expense charges			(944)
Net investment income (loss)			736

Gain (loss) on investments:
Net realized gain (loss)			(102)
Realized gain distributions			48
Net change in unrealized appreciation (depreciation)			(15,988)
Net gain (loss)			(16,042)

Increase (decrease) in net assets from operations			$(15,306)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$736	$522
Net realized gain (loss)		(102)	7,181
Realized gain distributions		48	185
Net change in unrealized appreciation (depreciation)		(15,988)	(3,083)

Increase (decrease) in net assets from operations		(15,306)	4,805

Contract owner transactions:
Proceeds from units sold		30,553	69,272
Cost of units redeemed		(10)	(28,245)
Account charges		(9)	-
Increase (decrease)		30,534	41,027
Net increase (decrease)		15,228	45,832
Net assets, beginning		75,119	29,287
Net assets, ending		$90,347	$75,119

Units sold		26,696	49,694
Units redeemed		(708)	(20,253)
Net increase (decrease)		25,988	29,441
Units outstanding, beginning		53,159	23,718
Units outstanding, ending		79,147	53,159

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$124,675
Cost of units redeemed/account charges			(28,264)
Net investment income (loss)			1,486
Net realized gain (loss)			7,088
Realized gain distributions			317
Net change in unrealized appreciation (depreciation)			(14,955)
Net assets			$90,347

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.14	79	$90	1.25%	-19.2%	12/31/2022	$1.15	0	$0	1.00%	-19.0%	12/31/2022	$1.16	0	$0	0.75%	-18.8%
12/31/2021	1.41	53	75	1.25%	14.4%	12/31/2021	1.42	0	0	1.00%	14.7%	12/31/2021	1.43	0	0	0.75%	15.0%
12/31/2020	1.23	24	29	1.25%	15.0%	12/31/2020	1.24	0	0	1.00%	15.2%	12/31/2020	1.24	0	0	0.75%	15.5%
12/31/2019	1.07	0	0	1.25%	7.4%	12/31/2019	1.07	0	0	1.00%	7.5%	12/31/2019	1.08	0	0	0.75%	7.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.17	0	$0	0.50%	-18.6%	12/31/2022	$1.18	0	$0	0.25%	-18.4%	12/31/2022	$1.19	0	$0	0.00%	-18.2%
12/31/2021	1.44	0	0	0.50%	15.3%	12/31/2021	1.45	0	0	0.25%	15.6%	12/31/2021	1.45	0	0	0.00%	15.9%
12/31/2020	1.25	0	0	0.50%	15.8%	12/31/2020	1.25	0	0	0.25%	16.1%	12/31/2020	1.25	0	0	0.00%	16.4%
12/31/2019	1.08	0	0	0.50%	7.6%	12/31/2019	1.08	0	0	0.25%	7.7%	12/31/2019	1.08	0	0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.0%
2021	2.2%
2020	2.6%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom® Index 2065 Fund Investor Class - 06-4F3

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,225	$5,337	470
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$5,223

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,223	4,572	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.19
Total	$5,223	4,572

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$96
Mortality & expense charges			(15)
Net investment income (loss)			81

Gain (loss) on investments:
Net realized gain (loss)			(2)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(112)
Net gain (loss)			(114)

Increase (decrease) in net assets from operations			$(33)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$81	$-
Net realized gain (loss)		(2)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(112)	-

Increase (decrease) in net assets from operations		(33)	-

Contract owner transactions:
Proceeds from units sold		5,259	-
Cost of units redeemed		-	-
Account charges		(3)	-
Increase (decrease)		5,256	-
Net increase (decrease)		5,223	-
Net assets, beginning		-	-
Net assets, ending		$5,223	$-

Units sold		4,574	-
Units redeemed		(2)	-
Net increase (decrease)		4,572	-
Units outstanding, beginning		-	-
Units outstanding, ending		4,572	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$5,259
Cost of units redeemed/account charges			(3)
Net investment income (loss)			81
Net realized gain (loss)			(2)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(112)
Net assets			$5,223

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.14	5	$5	1.25%	-19.2%	12/31/2022	$1.15	0	$0	1.00%	-19.0%	12/31/2022	$1.16	0	$0	0.75%	-18.8%
12/31/2021	1.41	0	0	1.25%	14.4%	12/31/2021	1.42	0	0	1.00%	14.7%	12/31/2021	1.43	0	0	0.75%	15.0%
12/31/2020	1.24	0	0	1.25%	15.0%	12/31/2020	1.24	0	0	1.00%	15.3%	12/31/2020	1.24	0	0	0.75%	15.6%
12/31/2019	1.07	0	0	1.25%	7.5%	12/31/2019	1.08	0	0	1.00%	7.5%	12/31/2019	1.08	0	0	0.75%	7.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.17	0	$0	0.50%	-18.6%	12/31/2022	$1.18	0	$0	0.25%	-18.4%	12/31/2022	$1.19	0	$0	0.00%	-18.2%
12/31/2021	1.44	0	0	0.50%	15.3%	12/31/2021	1.45	0	0	0.25%	15.6%	12/31/2021	1.45	0	0	0.00%	15.9%
12/31/2020	1.25	0	0	0.50%	15.9%	12/31/2020	1.25	0	0	0.25%	16.2%	12/31/2020	1.26	0	0	0.00%	16.5%
12/31/2019	1.08	0	0	0.50%	7.7%	12/31/2019	1.08	0	0	0.25%	7.7%	12/31/2019	1.08	0	0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.7%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Inflation-Protected Bond Index Fund - 06-3WK

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$190,396	$209,525	21,093
Receivables: investments sold	-
Payables: investments purchased	(130)
Net assets	$190,266

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$190,266	184,074	$1.03
Band 100	-	-	1.04
Band 75	-	-	1.05
Band 50	-	-	1.06
Band 25	-	-	1.07
Band 0	-	-	1.08
Total	$190,266	184,074

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$12,747
Mortality & expense charges			(3,141)
Net investment income (loss)			9,606

Gain (loss) on investments:
Net realized gain (loss)			(9,660)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(19,945)
Net gain (loss)			(29,605)

Increase (decrease) in net assets from operations			$(19,999)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,606	$2,192
Net realized gain (loss)		(9,660)	3,831
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(19,945)	750

Increase (decrease) in net assets from operations		(19,999)	6,773

Contract owner transactions:
Proceeds from units sold		2,604,325	400,419
Cost of units redeemed		(2,484,322)	(335,829)
Account charges		(2,389)	(865)
Increase (decrease)		117,614	63,725
Net increase (decrease)		97,615	70,498
Net assets, beginning		92,651	22,153
Net assets, ending		$190,266	$92,651

Units sold		2,431,869	352,235
Units redeemed		(2,325,655)	(293,850)
Net increase (decrease)		106,214	58,385
Units outstanding, beginning		77,860	19,475
Units outstanding, ending		184,074	77,860

* Date of Fund Inception into Variable Account: 4 /25 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$3,026,658
Cost of units redeemed/account charges			(2,823,420)
Net investment income (loss)			11,769
Net realized gain (loss)			(5,828)
Realized gain distributions			216
Net change in unrealized appreciation (depreciation)			(19,129)
Net assets			$190,266

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.03	184	$190	1.25%	-13.1%	12/31/2022	$1.04	0	$0	1.00%	-12.9%	12/31/2022	$1.05	0	$0	0.75%	-12.7%
12/31/2021	1.19	78	93	1.25%	4.6%	12/31/2021	1.20	0	0	1.00%	4.9%	12/31/2021	1.21	0	0	0.75%	5.1%
12/31/2020	1.14	19	22	1.25%	9.5%	12/31/2020	1.14	0	0	1.00%	9.8%	12/31/2020	1.15	0	0	0.75%	10.1%
12/31/2019	1.04	0	0	1.25%	3.9%	12/31/2019	1.04	0	0	1.00%	4.0%	12/31/2019	1.04	0	0	0.75%	4.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.06	0	$0	0.50%	-12.5%	12/31/2022	$1.07	0	$0	0.25%	-12.3%	12/31/2022	$1.08	0	$0	0.00%	-12.0%
12/31/2021	1.21	0	0	0.50%	5.4%	12/31/2021	1.22	0	0	0.25%	5.7%	12/31/2021	1.23	0	0	0.00%	5.9%
12/31/2020	1.15	0	0	0.50%	10.3%	12/31/2020	1.16	0	0	0.25%	10.6%	12/31/2020	1.16	0	0	0.00%	10.9%
12/31/2019	1.04	0	0	0.50%	4.4%	12/31/2019	1.05	0	0	0.25%	4.6%	12/31/2019	1.05	0	0	0.00%	4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	9.0%
2021	7.3%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Total International Index Fund - 06-3WH

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$778,785	$806,578	65,997
Receivables: investments sold	-
Payables: investments purchased	(5,955)
Net assets	$772,830

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$772,830	742,162	$1.04
Band 100	-	-	1.05
Band 75	-	-	1.06
Band 50	-	-	1.07
Band 25	-	-	1.08
Band 0	-	-	1.09
Total	$772,830	742,162

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$19,024
Mortality & expense charges			(8,667)
Net investment income (loss)			10,357

Gain (loss) on investments:
Net realized gain (loss)			2,214
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(137,203)
Net gain (loss)			(134,989)

Increase (decrease) in net assets from operations			$(124,632)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$10,357	$9,180
Net realized gain (loss)		2,214	10,584
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(137,203)	15,245

Increase (decrease) in net assets from operations		(124,632)	35,009

Contract owner transactions:
Proceeds from units sold		307,432	178,410
Cost of units redeemed		(85,185)	(14,611)
Account charges		(1,243)	(1,437)
Increase (decrease)		221,004	162,362
Net increase (decrease)		96,372	197,371
Net assets, beginning		676,458	479,087
Net assets, ending		$772,830	$676,458

Units sold		287,452	142,462
Units redeemed		(82,421)	(12,840)
Net increase (decrease)		205,031	129,622
Units outstanding, beginning		537,131	407,509
Units outstanding, ending		742,162	537,131

* Date of Fund Inception into Variable Account: 4 /25 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,071,757
Cost of units redeemed/account charges			(311,254)
Net investment income (loss)			28,958
Net realized gain (loss)			11,162
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(27,793)
Net assets			$772,830

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.04	742	$773	1.25%	-17.3%	12/31/2022	$1.05	0	$0	1.00%	-17.1%	12/31/2022	$1.06	0	$0	0.75%	-16.9%
12/31/2021	1.26	537	676	1.25%	7.1%	12/31/2021	1.27	0	0	1.00%	7.4%	12/31/2021	1.28	0	0	0.75%	7.7%
12/31/2020	1.18	408	479	1.25%	9.7%	12/31/2020	1.18	0	0	1.00%	10.0%	12/31/2020	1.19	0	0	0.75%	10.2%
12/31/2019	1.07	208	223	1.25%	7.2%	12/31/2019	1.07	0	0	1.00%	7.4%	12/31/2019	1.08	0	0	0.75%	7.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.07	0	$0	0.50%	-16.7%	12/31/2022	$1.08	0	$0	0.25%	-16.5%	12/31/2022	$1.09	0	$0	0.00%	-16.3%
12/31/2021	1.29	0	0	0.50%	7.9%	12/31/2021	1.29	0	0	0.25%	8.2%	12/31/2021	1.30	0	0	0.00%	8.5%
12/31/2020	1.19	0	0	0.50%	10.5%	12/31/2020	1.20	0	0	0.25%	10.8%	12/31/2020	1.20	0	0	0.00%	11.1%
12/31/2019	1.08	0	0	0.50%	7.7%	12/31/2019	1.08	0	0	0.25%	7.9%	12/31/2019	1.08	0	0	0.00%	8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.6%
2021	2.9%
2020	2.5%
2019	5.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity US Sustainability Index Fund - 06-3X3

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$298,980	$310,347	18,191
Receivables: investments sold	4,092
Payables: investments purchased	-
Net assets	$303,072

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$303,072	217,666	$1.39
Band 100	-	-	1.40
Band 75	-	-	1.42
Band 50	-	-	1.43
Band 25	-	-	1.44
Band 0	-	-	1.46
Total	$303,072	217,666

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$2,521
Mortality & expense charges			(1,069)
Net investment income (loss)			1,452

Gain (loss) on investments:
Net realized gain (loss)			(280)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(14,982)
Net gain (loss)			(15,262)

Increase (decrease) in net assets from operations			$(13,810)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,452	$86
Net realized gain (loss)		(280)	82
Realized gain distributions		-	58
Net change in unrealized appreciation (depreciation)		(14,982)	3,615

Increase (decrease) in net assets from operations		(13,810)	3,841

Contract owner transactions:
Proceeds from units sold		367,069	34,041
Cost of units redeemed		(86,288)	(1,675)
Account charges		(106)	-
Increase (decrease)		280,675	32,366
Net increase (decrease)		266,865	36,207
Net assets, beginning		36,207	-
Net assets, ending		$303,072	$36,207

Units sold		260,898	21,629
Units redeemed		(63,707)	(1,154)
Net increase (decrease)		197,191	20,475
Units outstanding, beginning		20,475	-
Units outstanding, ending		217,666	20,475

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$401,110
Cost of units redeemed/account charges			(88,069)
Net investment income (loss)			1,538
Net realized gain (loss)			(198)
Realized gain distributions			58
Net change in unrealized appreciation (depreciation)			(11,367)
Net assets			$303,072

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.39	218	$303	1.25%	-21.3%	12/31/2022	$1.40	0	$0	1.00%	-21.1%	12/31/2022	$1.42	0	$0	0.75%	-20.9%
12/31/2021	1.77	20	36	1.25%	29.9%	12/31/2021	1.78	0	0	1.00%	30.3%	12/31/2021	1.79	0	0	0.75%	30.6%
12/31/2020	1.36	0	0	1.25%	17.2%	12/31/2020	1.37	0	0	1.00%	17.5%	12/31/2020	1.37	0	0	0.75%	17.8%
12/31/2019	1.16	0	0	1.25%	16.1%	12/31/2019	1.16	0	0	1.00%	16.3%	12/31/2019	1.16	0	0	0.75%	16.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.43	0	$0	0.50%	-20.7%	12/31/2022	$1.44	0	$0	0.25%	-20.5%	12/31/2022	$1.46	0	$0	0.00%	-20.3%
12/31/2021	1.80	0	0	0.50%	30.9%	12/31/2021	1.81	0	0	0.25%	31.2%	12/31/2021	1.83	0	0	0.00%	31.6%
12/31/2020	1.38	0	0	0.50%	18.1%	12/31/2020	1.38	0	0	0.25%	18.4%	12/31/2020	1.39	0	0	0.00%	18.7%
12/31/2019	1.17	0	0	0.50%	16.6%	12/31/2019	1.17	0	0	0.25%	16.8%	12/31/2019	1.17	0	0	0.00%	17.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.5%
2021	1.5%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Emerging Markets Index Fund - 06-3WN

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,044,567	$1,176,493	112,478
Receivables: investments sold	16,108
Payables: investments purchased	-
Net assets	$1,060,675

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,060,675	1,149,191	$0.92
Band 100	-	-	0.93
Band 75	-	-	0.94
Band 50	-	-	0.95
Band 25	-	-	0.96
Band 0	-	-	0.97
Total	$1,060,675	1,149,191

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$25,193
Mortality & expense charges			(8,878)
Net investment income (loss)			16,315

Gain (loss) on investments:
Net realized gain (loss)			(55,165)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(95,850)
Net gain (loss)			(151,015)

Increase (decrease) in net assets from operations			$(134,700)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$16,315	$5,511
Net realized gain (loss)		(55,165)	18,526
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(95,850)	(64,994)

Increase (decrease) in net assets from operations		(134,700)	(40,957)

Contract owner transactions:
Proceeds from units sold		1,454,171	958,684
Cost of units redeemed		(980,538)	(374,175)
Account charges		(1,964)	(794)
Increase (decrease)		471,669	583,715
Net increase (decrease)		336,969	542,758
Net assets, beginning		723,706	180,948
Net assets, ending		$1,060,675	$723,706

Units sold		1,536,087	784,645
Units redeemed		(1,005,878)	(313,860)
Net increase (decrease)		530,209	470,785
Units outstanding, beginning		618,982	148,197
Units outstanding, ending		1,149,191	618,982

* Date of Fund Inception into Variable Account: 4 /25 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,570,670
Cost of units redeemed/account charges			(1,364,576)
Net investment income (loss)			23,240
Net realized gain (loss)			(36,733)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(131,926)
Net assets			$1,060,675

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.92	1,149	$1,061	1.25%	-21.1%	12/31/2022	$0.93	0	$0	1.00%	-20.9%	12/31/2022	$0.94	0	$0	0.75%	-20.7%
12/31/2021	1.17	619	724	1.25%	-4.2%	12/31/2021	1.18	0	0	1.00%	-4.0%	12/31/2021	1.19	0	0	0.75%	-3.8%
12/31/2020	1.22	148	181	1.25%	16.4%	12/31/2020	1.23	0	0	1.00%	16.7%	12/31/2020	1.23	0	0	0.75%	16.9%
12/31/2019	1.05	0	0	1.25%	4.9%	12/31/2019	1.05	0	0	1.00%	5.1%	12/31/2019	1.05	0	0	0.75%	5.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.95	0	$0	0.50%	-20.5%	12/31/2022	$0.96	0	$0	0.25%	-20.3%	12/31/2022	$0.97	0	$0	0.00%	-20.1%
12/31/2021	1.19	0	0	0.50%	-3.5%	12/31/2021	1.20	0	0	0.25%	-3.3%	12/31/2021	1.21	0	0	0.00%	-3.0%
12/31/2020	1.24	0	0	0.50%	17.2%	12/31/2020	1.24	0	0	0.25%	17.5%	12/31/2020	1.25	0	0	0.00%	17.8%
12/31/2019	1.05	0	0	0.50%	5.5%	12/31/2019	1.06	0	0	0.25%	5.7%	12/31/2019	1.06	0	0	0.00%	5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.8%
2021	2.4%
2020	3.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Intl RealEstate Z Class - 06-4G4

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,305	$10,060	731
Receivables: investments sold	2
Payables: investments purchased	-
Net assets	$7,307

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,307	8,433	$0.87
Band 100	-	-	0.87
Band 75	-	-	0.88
Band 50	-	-	0.89
Band 25	-	-	0.89
Band 0	-	-	0.90
Total	$7,307	8,433

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$161
Mortality & expense charges			(373)
Net investment income (loss)			(212)

Gain (loss) on investments:
Net realized gain (loss)			(12,966)
Realized gain distributions			1,161
Net change in unrealized appreciation (depreciation)			(1,015)
Net gain (loss)			(12,820)

Increase (decrease) in net assets from operations			$(13,032)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(212)	$1,196
Net realized gain (loss)		(12,966)	(3,175)
Realized gain distributions		1,161	676
Net change in unrealized appreciation (depreciation)		(1,015)	(1,740)

Increase (decrease) in net assets from operations		(13,032)	(3,043)

Contract owner transactions:
Proceeds from units sold		888	214,389
Cost of units redeemed		(20,907)	(170,988)
Account charges		-	-
Increase (decrease)		(20,019)	43,401
Net increase (decrease)		(33,051)	40,358
Net assets, beginning		40,358	-
Net assets, ending		$7,307	$40,358

Units sold		904	179,974
Units redeemed		(26,236)	(146,209)
Net increase (decrease)		(25,332)	33,765
Units outstanding, beginning		33,765	-
Units outstanding, ending		8,433	33,765

* Date of Fund Inception into Variable Account: 12 /13 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$215,277
Cost of units redeemed/account charges			(191,895)
Net investment income (loss)			984
Net realized gain (loss)			(16,141)
Realized gain distributions			1,837
Net change in unrealized appreciation (depreciation)			(2,755)
Net assets			$7,307

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.87	8	$7	1.25%	-27.5%	12/31/2022	$0.87	0	$0	1.00%	-27.3%	12/31/2022	$0.88	0	$0	0.75%	-27.1%
12/31/2021	1.20	34	40	1.25%	10.7%	12/31/2021	1.20	0	0	1.00%	10.9%	12/31/2021	1.21	0	0	0.75%	11.2%
12/31/2020	1.08	0	0	1.25%	4.5%	12/31/2020	1.08	0	0	1.00%	4.8%	12/31/2020	1.09	0	0	0.75%	5.0%
12/31/2019	1.03	0	0	1.25%	3.3%	12/31/2019	1.03	0	0	1.00%	3.4%	12/31/2019	1.03	0	0	0.75%	3.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.89	0	$0	0.50%	-27.0%	12/31/2022	$0.89	0	$0	0.25%	-26.8%	12/31/2022	$0.90	0	$0	0.00%	-26.6%
12/31/2021	1.21	0	0	0.50%	11.5%	12/31/2021	1.22	0	0	0.25%	11.8%	12/31/2021	1.23	0	0	0.00%	12.0%
12/31/2020	1.09	0	0	0.50%	5.3%	12/31/2020	1.09	0	0	0.25%	5.6%	12/31/2020	1.09	0	0	0.00%	5.8%
12/31/2019	1.03	0	0	0.50%	3.4%	12/31/2019	1.03	0	0	0.25%	3.4%	12/31/2019	1.03	0	0	0.00%	3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.7%
2021	7.3%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Extended Market Index Fund - 06-3WJ

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,773,339	$9,494,368	155,219
Receivables: investments sold	8,604
Payables: investments purchased	-
Net assets	$9,781,943

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,781,943	8,719,467	$1.12
Band 100	-	-	1.13
Band 75	-	-	1.14
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.17
Total	$9,781,943	8,719,467

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$129,107
Mortality & expense charges			(33,413)
Net investment income (loss)			95,694

Gain (loss) on investments:
Net realized gain (loss)			(35,728)
Realized gain distributions			906
Net change in unrealized appreciation (depreciation)			272,861
Net gain (loss)			238,039

Increase (decrease) in net assets from operations			$333,733

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$95,694	$907
Net realized gain (loss)		(35,728)	2,893
Realized gain distributions		906	5,022
Net change in unrealized appreciation (depreciation)		272,861	(5,549)

Increase (decrease) in net assets from operations		333,733	3,273

Contract owner transactions:
Proceeds from units sold		9,754,377	202,284
Cost of units redeemed		(555,632)	(15,048)
Account charges		-	(42)
Increase (decrease)		9,198,745	187,194
Net increase (decrease)		9,532,478	190,467
Net assets, beginning		249,465	58,998
Net assets, ending		$9,781,943	$249,465

Units sold		9,039,488	128,935
Units redeemed		(481,587)	(9,786)
Net increase (decrease)		8,557,901	119,149
Units outstanding, beginning		161,566	42,417
Units outstanding, ending		8,719,467	161,566

* Date of Fund Inception into Variable Account: 4 /25 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$10,006,128
Cost of units redeemed/account charges			(573,368)
Net investment income (loss)			96,923
Net realized gain (loss)			(32,706)
Realized gain distributions			5,995
Net change in unrealized appreciation (depreciation)			278,971
Net assets			$9,781,943

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.12	8,719	$9,782	1.25%	-27.3%	12/31/2022	$1.13	0	$0	1.00%	-27.2%	12/31/2022	$1.14	0	$0	0.75%	-27.0%
12/31/2021	1.54	162	249	1.25%	11.0%	12/31/2021	1.55	0	0	1.00%	11.3%	12/31/2021	1.56	0	0	0.75%	11.6%
12/31/2020	1.39	42	59	1.25%	30.5%	12/31/2020	1.40	0	0	1.00%	30.8%	12/31/2020	1.40	0	0	0.75%	31.2%
12/31/2019	1.07	0	0	1.25%	6.6%	12/31/2019	1.07	0	0	1.00%	6.7%	12/31/2019	1.07	0	0	0.75%	6.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.15	0	$0	0.50%	-26.8%	12/31/2022	$1.16	0	$0	0.25%	-26.6%	12/31/2022	$1.17	0	$0	0.00%	-26.4%
12/31/2021	1.58	0	0	0.50%	11.8%	12/31/2021	1.59	0	0	0.25%	12.1%	12/31/2021	1.60	0	0	0.00%	12.4%
12/31/2020	1.41	0	0	0.50%	31.5%	12/31/2020	1.41	0	0	0.25%	31.8%	12/31/2020	1.42	0	0	0.00%	32.2%
12/31/2019	1.07	0	0	0.50%	7.1%	12/31/2019	1.07	0	0	0.25%	7.3%	12/31/2019	1.07	0	0	0.00%	7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.6%
2021	1.5%
2020	1.7%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Industrials Z Class - 06-4G3 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.05
Band 100	-	-	1.06
Band 75	-	-	1.06
Band 50	-	-	1.07
Band 25	-	-	1.08
Band 0	-	-	1.09
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.05	0	$0	1.25%	-11.4%	12/31/2022	$1.06	0	$0	1.00%	-11.2%	12/31/2022	$1.06	0	$0	0.75%	-10.9%
12/31/2021	1.18	0	0	1.25%	15.6%	12/31/2021	1.19	0	0	1.00%	15.9%	12/31/2021	1.20	0	0	0.75%	16.2%
12/31/2020	1.02	0	0	1.25%	10.2%	12/31/2020	1.03	0	0	1.00%	10.5%	12/31/2020	1.03	0	0	0.75%	10.8%
12/31/2019	0.93	0	0	1.25%	-7.1%	12/31/2019	0.93	0	0	1.00%	-7.1%	12/31/2019	0.93	0	0	0.75%	-7.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.07	0	$0	0.50%	-10.7%	12/31/2022	$1.08	0	$0	0.25%	-10.5%	12/31/2022	$1.09	0	$0	0.00%	-10.3%
12/31/2021	1.20	0	0	0.50%	16.5%	12/31/2021	1.21	0	0	0.25%	16.8%	12/31/2021	1.21	0	0	0.00%	17.1%
12/31/2020	1.03	0	0	0.50%	11.1%	12/31/2020	1.03	0	0	0.25%	11.3%	12/31/2020	1.04	0	0	0.00%	11.6%
12/31/2019	0.93	0	0	0.50%	-7.1%	12/31/2019	0.93	0	0	0.25%	-7.1%	12/31/2019	0.93	0	0	0.00%	-7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Real Estate Index Fund - 06-3WP

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$620,822	$687,073	42,786
Receivables: investments sold	871
Payables: investments purchased	-
Net assets	$621,693

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$621,693	659,805	$0.94
Band 100	-	-	0.95
Band 75	-	-	0.96
Band 50	-	-	0.97
Band 25	-	-	0.98
Band 0	-	-	0.99
Total	$621,693	659,805

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$16,392
Mortality & expense charges			(7,168)
Net investment income (loss)			9,224

Gain (loss) on investments:
Net realized gain (loss)			25,566
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(190,609)
Net gain (loss)			(165,043)

Increase (decrease) in net assets from operations			$(155,819)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,224	$832
Net realized gain (loss)		25,566	3,817
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(190,609)	123,182

Increase (decrease) in net assets from operations		(155,819)	127,831

Contract owner transactions:
Proceeds from units sold		543,738	103,228
Cost of units redeemed		(239,153)	(62,658)
Account charges		(939)	(125)
Increase (decrease)		303,646	40,445
Net increase (decrease)		147,827	168,276
Net assets, beginning		473,866	305,590
Net assets, ending		$621,693	$473,866

Units sold		515,204	93,061
Units redeemed		(222,323)	(54,840)
Net increase (decrease)		292,881	38,221
Units outstanding, beginning		366,924	328,703
Units outstanding, ending		659,805	366,924

* Date of Fund Inception into Variable Account: 4 /25 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,103,752
Cost of units redeemed/account charges			(445,817)
Net investment income (loss)			16,783
Net realized gain (loss)			13,226
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(66,251)
Net assets			$621,693

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.94	660	$622	1.25%	-27.0%	12/31/2022	$0.95	0	$0	1.00%	-26.9%	12/31/2022	$0.96	0	$0	0.75%	-26.7%
12/31/2021	1.29	367	474	1.25%	38.9%	12/31/2021	1.30	0	0	1.00%	39.3%	12/31/2021	1.31	0	0	0.75%	39.6%
12/31/2020	0.93	329	306	1.25%	-12.4%	12/31/2020	0.93	0	0	1.00%	-12.2%	12/31/2020	0.94	0	0	0.75%	-12.0%
12/31/2019	1.06	0	0	1.25%	6.2%	12/31/2019	1.06	0	0	1.00%	6.3%	12/31/2019	1.07	0	0	0.75%	6.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.97	0	$0	0.50%	-26.5%	12/31/2022	$0.98	0	$0	0.25%	-26.3%	12/31/2022	$0.99	0	$0	0.00%	-26.1%
12/31/2021	1.32	0	0	0.50%	40.0%	12/31/2021	1.33	0	0	0.25%	40.3%	12/31/2021	1.34	0	0	0.00%	40.7%
12/31/2020	0.94	0	0	0.50%	-11.8%	12/31/2020	0.95	0	0	0.25%	-11.5%	12/31/2020	0.95	0	0	0.00%	-11.3%
12/31/2019	1.07	0	0	0.50%	6.7%	12/31/2019	1.07	0	0	0.25%	6.9%	12/31/2019	1.07	0	0	0.00%	7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.0%
2021	1.5%
2020	6.5%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv China Region Z Inst Class - 06-4N6 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.84
Band 100	-	-	0.85
Band 75	-	-	0.85
Band 50	-	-	0.86
Band 25	-	-	0.86
Band 0	-	-	0.87
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.84	0	$0	1.25%	-24.7%	12/31/2022	$0.85	0	$0	1.00%	-24.5%	12/31/2022	$0.85	0	$0	0.75%	-24.3%
12/31/2021	1.12	0	0	1.25%	-14.4%	12/31/2021	1.12	0	0	1.00%	-14.2%	12/31/2021	1.13	0	0	0.75%	-14.0%
12/31/2020	1.31	0	0	1.25%	30.7%	12/31/2020	1.31	0	0	1.00%	30.9%	12/31/2020	1.31	0	0	0.75%	31.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.86	0	$0	0.50%	-24.1%	12/31/2022	$0.86	0	$0	0.25%	-24.0%	12/31/2022	$0.87	0	$0	0.00%	-23.8%
12/31/2021	1.13	0	0	0.50%	-13.8%	12/31/2021	1.14	0	0	0.25%	-13.6%	12/31/2021	1.14	0	0	0.00%	-13.4%
12/31/2020	1.31	0	0	0.50%	31.2%	12/31/2020	1.31	0	0	0.25%	31.4%	12/31/2020	1.32	0	0	0.00%	31.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Technology Z Inst Class - 06-4N4

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$134,584	$214,623	1,930
Receivables: investments sold	68
Payables: investments purchased	-
Net assets	$134,652

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$134,652	123,961	$1.09
Band 100	-	-	1.09
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.11
Band 0	-	-	1.12
Total	$134,652	123,961

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,869)
Net investment income (loss)			(1,869)

Gain (loss) on investments:
Net realized gain (loss)			(7,833)
Realized gain distributions			4,332
Net change in unrealized appreciation (depreciation)			(63,200)
Net gain (loss)			(66,701)

Increase (decrease) in net assets from operations			$(68,570)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,869)	$(242)
Net realized gain (loss)		(7,833)	(15)
Realized gain distributions		4,332	16,638
Net change in unrealized appreciation (depreciation)		(63,200)	(16,839)

Increase (decrease) in net assets from operations		(68,570)	(458)

Contract owner transactions:
Proceeds from units sold		31,524	185,255
Cost of units redeemed		(12,315)	(784)
Account charges		-	-
Increase (decrease)		19,209	184,471
Net increase (decrease)		(49,361)	184,013
Net assets, beginning		184,013	-
Net assets, ending		$134,652	$184,013

Units sold		27,297	107,678
Units redeemed		(10,553)	(461)
Net increase (decrease)		16,744	107,217
Units outstanding, beginning		107,217	-
Units outstanding, ending		123,961	107,217

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$216,779
Cost of units redeemed/account charges			(13,099)
Net investment income (loss)			(2,111)
Net realized gain (loss)			(7,848)
Realized gain distributions			20,970
Net change in unrealized appreciation (depreciation)			(80,039)
Net assets			$134,652

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.09	124	$135	1.25%	-36.7%	12/31/2022	$1.09	0	$0	1.00%	-36.6%	12/31/2022	$1.10	0	$0	0.75%	-36.4%
12/31/2021	1.72	107	184	1.25%	26.2%	12/31/2021	1.72	0	0	1.00%	26.5%	12/31/2021	1.73	0	0	0.75%	26.8%
12/31/2020	1.36	0	0	1.25%	36.0%	12/31/2020	1.36	0	0	1.00%	36.2%	12/31/2020	1.36	0	0	0.75%	36.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.11	0	$0	0.50%	-36.2%	12/31/2022	$1.11	0	$0	0.25%	-36.1%	12/31/2022	$1.12	0	$0	0.00%	-35.9%
12/31/2021	1.74	0	0	0.50%	27.1%	12/31/2021	1.74	0	0	0.25%	27.4%	12/31/2021	1.75	0	0	0.00%	27.7%
12/31/2020	1.37	0	0	0.50%	36.6%	12/31/2020	1.37	0	0	0.25%	36.7%	12/31/2020	1.37	0	0	0.00%	36.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Four In One Index No Load Class - 06-4N3

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$904	$918	19
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$904

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$904	803	$1.13
Band 100	-	-	1.13
Band 75	-	-	1.14
Band 50	-	-	1.15
Band 25	-	-	1.15
Band 0	-	-	1.16
Total	$904	803

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$17
Mortality & expense charges			(1)
Net investment income (loss)			16

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			10
Net change in unrealized appreciation (depreciation)			(14)
Net gain (loss)			(4)

Increase (decrease) in net assets from operations			$12

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$16	$-
Net realized gain (loss)		-	-
Realized gain distributions		10	-
Net change in unrealized appreciation (depreciation)		(14)	-

Increase (decrease) in net assets from operations		12	-

Contract owner transactions:
Proceeds from units sold		892	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		892	-
Net increase (decrease)		904	-
Net assets, beginning		-	-
Net assets, ending		$904	$-

Units sold		803	-
Units redeemed		-	-
Net increase (decrease)		803	-
Units outstanding, beginning		-	-
Units outstanding, ending		803	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$892
Cost of units redeemed/account charges			-
Net investment income (loss)			16
Net realized gain (loss)			-
Realized gain distributions			10
Net change in unrealized appreciation (depreciation)			(14)
Net assets			$904

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.13	1	$1	1.25%	-19.1%	12/31/2022	$1.13	0	$0	1.00%	-18.9%	12/31/2022	$1.14	0	$0	0.75%	-18.7%
12/31/2021	1.39	0	0	1.25%	15.6%	12/31/2021	1.40	0	0	1.00%	15.9%	12/31/2021	1.40	0	0	0.75%	16.2%
12/31/2020	1.20	0	0	1.25%	20.3%	12/31/2020	1.20	0	0	1.00%	20.5%	12/31/2020	1.21	0	0	0.75%	20.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.15	0	$0	0.50%	-18.5%	12/31/2022	$1.15	0	$0	0.25%	-18.3%	12/31/2022	$1.16	0	$0	0.00%	-18.1%
12/31/2021	1.41	0	0	0.50%	16.5%	12/31/2021	1.41	0	0	0.25%	16.8%	12/31/2021	1.42	0	0	0.00%	17.1%
12/31/2020	1.21	0	0	0.50%	20.8%	12/31/2020	1.21	0	0	0.25%	20.9%	12/31/2020	1.21	0	0	0.00%	21.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.8%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity International Sustainability Index Fund Inst Class - 06-4H6

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$77,942	$75,838	7,176
Receivables: investments sold	-
Payables: investments purchased	(2,737)
Net assets	$75,205

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$75,205	78,436	$0.96
Band 100	-	-	0.97
Band 75	-	-	0.97
Band 50	-	-	0.98
Band 25	-	-	0.99
Band 0	-	-	0.99
Total	$75,205	78,436

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,742
Mortality & expense charges			(127)
Net investment income (loss)			1,615

Gain (loss) on investments:
Net realized gain (loss)			(118)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,104
Net gain (loss)			1,986

Increase (decrease) in net assets from operations			$3,601

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,615	$-
Net realized gain (loss)		(118)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2,104	-

Increase (decrease) in net assets from operations		3,601	-

Contract owner transactions:
Proceeds from units sold		75,235	-
Cost of units redeemed		(3,580)	-
Account charges		(51)	-
Increase (decrease)		71,604	-
Net increase (decrease)		75,205	-
Net assets, beginning		-	-
Net assets, ending		$75,205	$-

Units sold		82,294	-
Units redeemed		(3,858)	-
Net increase (decrease)		78,436	-
Units outstanding, beginning		-	-
Units outstanding, ending		78,436	-

* Date of Fund Inception into Variable Account: 2 /21 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$75,235
Cost of units redeemed/account charges			(3,631)
Net investment income (loss)			1,615
Net realized gain (loss)			(118)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,104
Net assets			$75,205

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.96	78	$75	1.25%	-19.9%	12/31/2022	$0.97	0	$0	1.00%	-19.7%	12/31/2022	$0.97	0	$0	0.75%	-19.5%
12/31/2021	1.20	0	0	1.25%	6.3%	12/31/2021	1.20	0	0	1.00%	6.6%	12/31/2021	1.21	0	0	0.75%	6.8%
12/31/2020	1.13	0	0	1.25%	12.6%	12/31/2020	1.13	0	0	1.00%	12.8%	12/31/2020	1.13	0	0	0.75%	13.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.98	0	$0	0.50%	-19.3%	12/31/2022	$0.99	0	$0	0.25%	-19.1%	12/31/2022	$0.99	0	$0	0.00%	-18.9%
12/31/2021	1.21	0	0	0.50%	7.1%	12/31/2021	1.22	0	0	0.25%	7.4%	12/31/2021	1.22	0	0	0.00%	7.6%
12/31/2020	1.13	0	0	0.50%	13.3%	12/31/2020	1.14	0	0	0.25%	13.5%	12/31/2020	1.14	0	0	0.00%	13.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	4.6%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Sustainability Bond Index Fund Institutional Class - 06-4H4

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$77,478	$77,843	8,613
Receivables: investments sold	1,080
Payables: investments purchased	-
Net assets	$78,558

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$78,558	90,703	$0.87
Band 100	-	-	0.87
Band 75	-	-	0.88
Band 50	-	-	0.88
Band 25	-	-	0.89
Band 0	-	-	0.90
Total	$78,558	90,703

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$249
Mortality & expense charges			(123)
Net investment income (loss)			126

Gain (loss) on investments:
Net realized gain (loss)			3
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(365)
Net gain (loss)			(362)

Increase (decrease) in net assets from operations			$(236)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$126	$-
Net realized gain (loss)		3	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(365)	-

Increase (decrease) in net assets from operations		(236)	-

Contract owner transactions:
Proceeds from units sold		80,005	-
Cost of units redeemed		(1,164)	-
Account charges		(47)	-
Increase (decrease)		78,794	-
Net increase (decrease)		78,558	-
Net assets, beginning		-	-
Net assets, ending		$78,558	$-

Units sold		92,113	-
Units redeemed		(1,410)	-
Net increase (decrease)		90,703	-
Units outstanding, beginning		-	-
Units outstanding, ending		90,703	-

* Date of Fund Inception into Variable Account: 2 /21 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$80,005
Cost of units redeemed/account charges			(1,211)
Net investment income (loss)			126
Net realized gain (loss)			3
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(365)
Net assets			$78,558

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.87	91	$79	1.25%	-14.0%	12/31/2022	$0.87	0	$0	1.00%	-13.8%	12/31/2022	$0.88	0	$0	0.75%	-13.6%
12/31/2021	1.01	0	0	1.25%	-3.2%	12/31/2021	1.01	0	0	1.00%	-3.0%	12/31/2021	1.02	0	0	0.75%	-2.7%
12/31/2020	1.04	0	0	1.25%	4.0%	12/31/2020	1.04	0	0	1.00%	4.2%	12/31/2020	1.04	0	0	0.75%	4.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.88	0	$0	0.50%	-13.3%	12/31/2022	$0.89	0	$0	0.25%	-13.1%	12/31/2022	$0.90	0	$0	0.00%	-12.9%
12/31/2021	1.02	0	0	0.50%	-2.5%	12/31/2021	1.03	0	0	0.25%	-2.2%	12/31/2021	1.03	0	0	0.00%	-2.0%
12/31/2020	1.05	0	0	0.50%	4.7%	12/31/2020	1.05	0	0	0.25%	4.9%	12/31/2020	1.05	0	0	0.00%	5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.6%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Growth Opps Z Inst Class - 06-4RH

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,949,897	$4,576,321	30,703
Receivables: investments sold	92,535
Payables: investments purchased	-
Net assets	$3,042,432

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,042,432	4,780,721	$0.64
Band 100	-	-	0.64
Band 75	-	-	0.64
Band 50	-	-	0.65
Band 25	-	-	0.65
Band 0	-	-	0.65
Total	$3,042,432	4,780,721

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(38,146)
Net investment income (loss)			(38,146)

Gain (loss) on investments:
Net realized gain (loss)			(208,864)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,330,311)
Net gain (loss)			(1,539,175)

Increase (decrease) in net assets from operations			$(1,577,321)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(38,146)	$(4,351)
Net realized gain (loss)		(208,864)	(37,352)
Realized gain distributions		-	325,866
Net change in unrealized appreciation (depreciation)		(1,330,311)	(296,113)

Increase (decrease) in net assets from operations		(1,577,321)	(11,950)

Contract owner transactions:
Proceeds from units sold		1,333,587	4,705,220
Cost of units redeemed		(491,783)	(910,990)
Account charges		(3,713)	(618)
Increase (decrease)		838,091	3,793,612
Net increase (decrease)		(739,230)	3,781,662
Net assets, beginning		3,781,662	-
Net assets, ending		$3,042,432	$3,781,662

Units sold		1,788,427	4,526,672
Units redeemed		(635,767)	(898,611)
Net increase (decrease)		1,152,660	3,628,061
Units outstanding, beginning		3,628,061	-
Units outstanding, ending		4,780,721	3,628,061

* Date of Fund Inception into Variable Account: 1 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$6,038,807
Cost of units redeemed/account charges			(1,407,104)
Net investment income (loss)			(42,497)
Net realized gain (loss)			(246,216)
Realized gain distributions			325,866
Net change in unrealized appreciation (depreciation)			(1,626,424)
Net assets			$3,042,432

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.64	4,781	$3,042	1.25%	-38.9%	12/31/2022	$0.64	0	$0	1.00%	-38.8%	12/31/2022	$0.64	0	$0	0.75%	-38.6%
12/31/2021	1.04	3,628	3,782	1.25%	4.2%	12/31/2021	1.04	0	0	1.00%	4.5%	12/31/2021	1.05	0	0	0.75%	4.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.65	0	$0	0.50%	-38.5%	12/31/2022	$0.65	0	$0	0.25%	-38.3%	12/31/2022	$0.65	0	$0	0.00%	-38.2%
12/31/2021	1.05	0	0	0.50%	5.0%	12/31/2021	1.05	0	0	0.25%	5.2%	12/31/2021	1.05	0	0	0.00%	5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Intl Small Cap Z Inst Class - 06-4XH

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,497	$1,908	55
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$1,497

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,497	1,820	$0.82
Band 100	-	-	0.83
Band 75	-	-	0.83
Band 50	-	-	0.83
Band 25	-	-	0.84
Band 0	-	-	0.84
Total	$1,497	1,820

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$26
Mortality & expense charges			(40)
Net investment income (loss)			(14)

Gain (loss) on investments:
Net realized gain (loss)			(552)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(126)
Net gain (loss)			(678)

Increase (decrease) in net assets from operations			$(692)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(14)	$94
Net realized gain (loss)		(552)	-
Realized gain distributions		-	170
Net change in unrealized appreciation (depreciation)		(126)	(285)

Increase (decrease) in net assets from operations		(692)	(21)

Contract owner transactions:
Proceeds from units sold		20	3,941
Cost of units redeemed		(1,751)	-
Account charges		-	-
Increase (decrease)		(1,731)	3,941
Net increase (decrease)		(2,423)	3,920
Net assets, beginning		3,920	-
Net assets, ending		$1,497	$3,920

Units sold		24	3,930
Units redeemed		(2,134)	-
Net increase (decrease)		(2,110)	3,930
Units outstanding, beginning		3,930	-
Units outstanding, ending		1,820	3,930

* Date of Fund Inception into Variable Account: 6 /17 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$3,961
Cost of units redeemed/account charges			(1,751)
Net investment income (loss)			80
Net realized gain (loss)			(552)
Realized gain distributions			170
Net change in unrealized appreciation (depreciation)			(411)
Net assets			$1,497

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.82	2	$1	1.25%	-17.6%	12/31/2022	$0.83	0	$0	1.00%	-17.4%	12/31/2022	$0.83	0	$0	0.75%	-17.2%
12/31/2021	1.00	4	4	1.25%	-0.2%	12/31/2021	1.00	0	0	1.00%	-0.1%	12/31/2021	1.00	0	0	0.75%	0.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.83	0	$0	0.50%	-16.9%	12/31/2022	$0.84	0	$0	0.25%	-16.7%	12/31/2022	$0.84	0	$0	0.00%	-16.5%
12/31/2021	1.00	0	0	0.50%	0.2%	12/31/2021	1.00	0	0	0.25%	0.3%	12/31/2021	1.00	0	0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.0%
2021	5.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Small Cap Value Z Inst Class - 06-4TT

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$697,599	$646,485	39,293
Receivables: investments sold	252
Payables: investments purchased	-
Net assets	$697,851

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$697,851	739,554	$0.94
Band 100	-	-	0.95
Band 75	-	-	0.95
Band 50	-	-	0.96
Band 25	-	-	0.96
Band 0	-	-	0.96
Total	$697,851	739,554

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,402)
Net investment income (loss)			(2,402)

Gain (loss) on investments:
Net realized gain (loss)			(3,100)
Realized gain distributions			3,678
Net change in unrealized appreciation (depreciation)			51,114
Net gain (loss)			51,692

Increase (decrease) in net assets from operations			$49,290

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,402)	$-
Net realized gain (loss)		(3,100)	-
Realized gain distributions		3,678	-
Net change in unrealized appreciation (depreciation)		51,114	-

Increase (decrease) in net assets from operations		49,290	-

Contract owner transactions:
Proceeds from units sold		672,221	-
Cost of units redeemed		(22,618)	-
Account charges		(1,042)	-
Increase (decrease)		648,561	-
Net increase (decrease)		697,851	-
Net assets, beginning		-	-
Net assets, ending		$697,851	$-

Units sold		768,352	-
Units redeemed		(28,798)	-
Net increase (decrease)		739,554	-
Units outstanding, beginning		-	-
Units outstanding, ending		739,554	-

* Date of Fund Inception into Variable Account: 3 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$672,221
Cost of units redeemed/account charges			(23,660)
Net investment income (loss)			(2,402)
Net realized gain (loss)			(3,100)
Realized gain distributions			3,678
Net change in unrealized appreciation (depreciation)			51,114
Net assets			$697,851

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.94	740	$698	1.25%	-14.1%	12/31/2022	$0.95	0	$0	1.00%	-13.9%	12/31/2022	$0.95	0	$0	0.75%	-13.7%
12/31/2021	1.10	0	0	1.25%	9.9%	12/31/2021	1.10	0	0	1.00%	10.1%	12/31/2021	1.10	0	0	0.75%	10.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.96	0	$0	0.50%	-13.5%	12/31/2022	$0.96	0	$0	0.25%	-13.3%	12/31/2022	$0.96	0	$0	0.00%	-13.1%
12/31/2021	1.11	0	0	0.50%	10.6%	12/31/2021	1.11	0	0	0.25%	10.8%	12/31/2021	1.11	0	0	0.00%	11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx 2005 Prem Other Class - 06-67X (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.88
Band 100	-	-	0.88
Band 75	-	-	0.88
Band 50	-	-	0.88
Band 25	-	-	0.89
Band 0	-	-	0.89
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.88	0	$0	1.25%	-12.6%	12/31/2022	$0.88	0	$0	1.00%	-12.3%	12/31/2022	$0.88	0	$0	0.75%	-12.1%
12/31/2021	1.00	0	0	1.25%	0.3%	12/31/2021	1.00	0	0	1.00%	0.3%	12/31/2021	1.00	0	0	0.75%	0.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.88	0	$0	0.50%	-11.9%	12/31/2022	$0.89	0	$0	0.25%	-11.7%	12/31/2022	$0.89	0	$0	0.00%	-11.5%
12/31/2021	1.00	0	0	0.50%	0.3%	12/31/2021	1.00	0	0	0.25%	0.3%	12/31/2021	1.00	0	0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx 2010 Prem Other Class - 06-67Y (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.86
Band 100	-	-	0.87
Band 75	-	-	0.87
Band 50	-	-	0.87
Band 25	-	-	0.87
Band 0	-	-	0.88
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.86	0	$0	1.25%	-14.0%	12/31/2022	$0.87	0	$0	1.00%	-13.8%	12/31/2022	$0.87	0	$0	0.75%	-13.6%
12/31/2021	1.01	0	0	1.25%	0.6%	12/31/2021	1.01	0	0	1.00%	0.6%	12/31/2021	1.01	0	0	0.75%	0.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.87	0	$0	0.50%	-13.4%	12/31/2022	$0.87	0	$0	0.25%	-13.2%	12/31/2022	$0.88	0	$0	0.00%	-13.0%
12/31/2021	1.01	0	0	0.50%	0.6%	12/31/2021	1.01	0	0	0.25%	0.6%	12/31/2021	1.01	0	0	0.00%	0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx 2015 Prem Other Class - 06-69C (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.85
Band 100	-	-	0.85
Band 75	-	-	0.86
Band 50	-	-	0.86
Band 25	-	-	0.86
Band 0	-	-	0.86
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.85	0	$0	1.25%	-15.4%	12/31/2022	$0.85	0	$0	1.00%	-15.2%	12/31/2022	$0.86	0	$0	0.75%	-15.0%
12/31/2021	1.01	0	0	1.25%	0.7%	12/31/2021	1.01	0	0	1.00%	0.7%	12/31/2021	1.01	0	0	0.75%	0.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.86	0	$0	0.50%	-14.8%	12/31/2022	$0.86	0	$0	0.25%	-14.6%	12/31/2022	$0.86	0	$0	0.00%	-14.4%
12/31/2021	1.01	0	0	0.50%	0.8%	12/31/2021	1.01	0	0	0.25%	0.8%	12/31/2021	1.01	0	0	0.00%	0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx 2020 Prem Other Class - 06-69F (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.84
Band 100	-	-	0.84
Band 75	-	-	0.84
Band 50	-	-	0.85
Band 25	-	-	0.85
Band 0	-	-	0.85
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.84	0	$0	1.25%	-17.0%	12/31/2022	$0.84	0	$0	1.00%	-16.8%	12/31/2022	$0.84	0	$0	0.75%	-16.5%
12/31/2021	1.01	0	0	1.25%	1.0%	12/31/2021	1.01	0	0	1.00%	1.0%	12/31/2021	1.01	0	0	0.75%	1.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.85	0	$0	0.50%	-16.3%	12/31/2022	$0.85	0	$0	0.25%	-16.1%	12/31/2022	$0.85	0	$0	0.00%	-15.9%
12/31/2021	1.01	0	0	0.50%	1.0%	12/31/2021	1.01	0	0	0.25%	1.1%	12/31/2021	1.01	0	0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx 2025 Prem Other Class - 06-69G (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.83
Band 100	-	-	0.83
Band 75	-	-	0.84
Band 50	-	-	0.84
Band 25	-	-	0.84
Band 0	-	-	0.84
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.83	0	$0	1.25%	-17.6%	12/31/2022	$0.83	0	$0	1.00%	-17.4%	12/31/2022	$0.84	0	$0	0.75%	-17.2%
12/31/2021	1.01	0	0	1.25%	0.8%	12/31/2021	1.01	0	0	1.00%	0.9%	12/31/2021	1.01	0	0	0.75%	0.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.84	0	$0	0.50%	-17.0%	12/31/2022	$0.84	0	$0	0.25%	-16.8%	12/31/2022	$0.84	0	$0	0.00%	-16.6%
12/31/2021	1.01	0	0	0.50%	0.9%	12/31/2021	1.01	0	0	0.25%	0.9%	12/31/2021	1.01	0	0	0.00%	0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx 2030 Prem Other Class - 06-69H (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.83
Band 100	-	-	0.83
Band 75	-	-	0.84
Band 50	-	-	0.84
Band 25	-	-	0.84
Band 0	-	-	0.84
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.83	0	$0	1.25%	-17.8%	12/31/2022	$0.83	0	$0	1.00%	-17.6%	12/31/2022	$0.84	0	$0	0.75%	-17.4%
12/31/2021	1.01	0	0	1.25%	1.2%	12/31/2021	1.01	0	0	1.00%	1.2%	12/31/2021	1.01	0	0	0.75%	1.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.84	0	$0	0.50%	-17.2%	12/31/2022	$0.84	0	$0	0.25%	-17.0%	12/31/2022	$0.84	0	$0	0.00%	-16.8%
12/31/2021	1.01	0	0	0.50%	1.3%	12/31/2021	1.01	0	0	0.25%	1.3%	12/31/2021	1.01	0	0	0.00%	1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx 2035 Prem Other Class - 06-69J (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.83
Band 100	-	-	0.83
Band 75	-	-	0.83
Band 50	-	-	0.83
Band 25	-	-	0.84
Band 0	-	-	0.84
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.83	0	$0	1.25%	-18.6%	12/31/2022	$0.83	0	$0	1.00%	-18.4%	12/31/2022	$0.83	0	$0	0.75%	-18.2%
12/31/2021	1.02	0	0	1.25%	1.6%	12/31/2021	1.02	0	0	1.00%	1.6%	12/31/2021	1.02	0	0	0.75%	1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.83	0	$0	0.50%	-18.0%	12/31/2022	$0.84	0	$0	0.25%	-17.8%	12/31/2022	$0.84	0	$0	0.00%	-17.6%
12/31/2021	1.02	0	0	0.50%	1.6%	12/31/2021	1.02	0	0	0.25%	1.6%	12/31/2021	1.02	0	0	0.00%	1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx 2040 Prem Other Class - 06-69K (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.82
Band 100	-	-	0.83
Band 75	-	-	0.83
Band 50	-	-	0.83
Band 25	-	-	0.83
Band 0	-	-	0.83
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.82	0	$0	1.25%	-19.2%	12/31/2022	$0.83	0	$0	1.00%	-19.0%	12/31/2022	$0.83	0	$0	0.75%	-18.8%
12/31/2021	1.02	0	0	1.25%	1.9%	12/31/2021	1.02	0	0	1.00%	1.9%	12/31/2021	1.02	0	0	0.75%	1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.83	0	$0	0.50%	-18.6%	12/31/2022	$0.83	0	$0	0.25%	-18.4%	12/31/2022	$0.83	0	$0	0.00%	-18.2%
12/31/2021	1.02	0	0	0.50%	1.9%	12/31/2021	1.02	0	0	0.25%	1.9%	12/31/2021	1.02	0	0	0.00%	1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx 2045 Prem Other Class - 06-69M (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.82
Band 100	-	-	0.83
Band 75	-	-	0.83
Band 50	-	-	0.83
Band 25	-	-	0.83
Band 0	-	-	0.83
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.82	0	$0	1.25%	-19.2%	12/31/2022	$0.83	0	$0	1.00%	-19.0%	12/31/2022	$0.83	0	$0	0.75%	-18.8%
12/31/2021	1.02	0	0	1.25%	1.8%	12/31/2021	1.02	0	0	1.00%	1.9%	12/31/2021	1.02	0	0	0.75%	1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.83	0	$0	0.50%	-18.6%	12/31/2022	$0.83	0	$0	0.25%	-18.4%	12/31/2022	$0.83	0	$0	0.00%	-18.2%
12/31/2021	1.02	0	0	0.50%	1.9%	12/31/2021	1.02	0	0	0.25%	1.9%	12/31/2021	1.02	0	0	0.00%	1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx 2050 Prem Other Class - 06-69N (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.82
Band 100	-	-	0.83
Band 75	-	-	0.83
Band 50	-	-	0.83
Band 25	-	-	0.83
Band 0	-	-	0.83
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.82	0	$0	1.25%	-19.2%	12/31/2022	$0.83	0	$0	1.00%	-19.0%	12/31/2022	$0.83	0	$0	0.75%	-18.8%
12/31/2021	1.02	0	0	1.25%	1.8%	12/31/2021	1.02	0	0	1.00%	1.8%	12/31/2021	1.02	0	0	0.75%	1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.83	0	$0	0.50%	-18.6%	12/31/2022	$0.83	0	$0	0.25%	-18.4%	12/31/2022	$0.83	0	$0	0.00%	-18.2%
12/31/2021	1.02	0	0	0.50%	1.9%	12/31/2021	1.02	0	0	0.25%	1.9%	12/31/2021	1.02	0	0	0.00%	1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx 2055 Prem Other Class - 06-69P (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.82
Band 100	-	-	0.83
Band 75	-	-	0.83
Band 50	-	-	0.83
Band 25	-	-	0.83
Band 0	-	-	0.83
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.82	0	$0	1.25%	-19.2%	12/31/2022	$0.83	0	$0	1.00%	-19.0%	12/31/2022	$0.83	0	$0	0.75%	-18.8%
12/31/2021	1.02	0	0	1.25%	1.8%	12/31/2021	1.02	0	0	1.00%	1.9%	12/31/2021	1.02	0	0	0.75%	1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.83	0	$0	0.50%	-18.6%	12/31/2022	$0.83	0	$0	0.25%	-18.4%	12/31/2022	$0.83	0	$0	0.00%	-18.2%
12/31/2021	1.02	0	0	0.50%	1.9%	12/31/2021	1.02	0	0	0.25%	1.9%	12/31/2021	1.02	0	0	0.00%	1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx 2060 Prem Other Class - 06-69R (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.82
Band 100	-	-	0.82
Band 75	-	-	0.83
Band 50	-	-	0.83
Band 25	-	-	0.83
Band 0	-	-	0.83
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.82	0	$0	1.25%	-19.2%	12/31/2022	$0.82	0	$0	1.00%	-19.0%	12/31/2022	$0.83	0	$0	0.75%	-18.8%
12/31/2021	1.02	0	0	1.25%	1.8%	12/31/2021	1.02	0	0	1.00%	1.9%	12/31/2021	1.02	0	0	0.75%	1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.83	0	$0	0.50%	-18.6%	12/31/2022	$0.83	0	$0	0.25%	-18.4%	12/31/2022	$0.83	0	$0	0.00%	-18.2%
12/31/2021	1.02	0	0	0.50%	1.9%	12/31/2021	1.02	0	0	0.25%	1.9%	12/31/2021	1.02	0	0	0.00%	1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx 2065 Prem Other Class - 06-69T (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.82
Band 100	-	-	0.82
Band 75	-	-	0.83
Band 50	-	-	0.83
Band 25	-	-	0.83
Band 0	-	-	0.83
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.82	0	$0	1.25%	-19.3%	12/31/2022	$0.82	0	$0	1.00%	-19.1%	12/31/2022	$0.83	0	$0	0.75%	-18.9%
12/31/2021	1.02	0	0	1.25%	1.9%	12/31/2021	1.02	0	0	1.00%	1.9%	12/31/2021	1.02	0	0	0.75%	1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.83	0	$0	0.50%	-18.6%	12/31/2022	$0.83	0	$0	0.25%	-18.4%	12/31/2022	$0.83	0	$0	0.00%	-18.2%
12/31/2021	1.02	0	0	0.50%	1.9%	12/31/2021	1.02	0	0	0.25%	1.9%	12/31/2021	1.02	0	0	0.00%	1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx Inc Prem Other Class - 06-67W (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.88
Band 100	-	-	0.88
Band 75	-	-	0.89
Band 50	-	-	0.89
Band 25	-	-	0.89
Band 0	-	-	0.89
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.88	0	$0	1.25%	-12.2%	12/31/2022	$0.88	0	$0	1.00%	-12.0%	12/31/2022	$0.89	0	$0	0.75%	-11.7%
12/31/2021	1.00	0	0	1.25%	0.3%	12/31/2021	1.00	0	0	1.00%	0.3%	12/31/2021	1.00	0	0	0.75%	0.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.89	0	$0	0.50%	-11.5%	12/31/2022	$0.89	0	$0	0.25%	-11.3%	12/31/2022	$0.89	0	$0	0.00%	-11.1%
12/31/2021	1.00	0	0	0.50%	0.3%	12/31/2021	1.00	0	0	0.25%	0.3%	12/31/2021	1.00	0	0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Large Cap Gro Idx Inst Class - 06-4RK

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,491,603	$4,929,432	213,868
Receivables: investments sold	-
Payables: investments purchased	(38,851)
Net assets	$4,452,752

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,452,752	5,186,677	$0.86
Band 100	-	-	0.86
Band 75	-	-	0.87
Band 50	-	-	0.87
Band 25	-	-	0.88
Band 0	-	-	0.88
Total	$4,452,752	5,186,677

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$30,492
Mortality & expense charges			(13,390)
Net investment income (loss)			17,102

Gain (loss) on investments:
Net realized gain (loss)			(32,593)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(453,731)
Net gain (loss)			(486,324)

Increase (decrease) in net assets from operations			$(469,222)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$17,102	$289
Net realized gain (loss)		(32,593)	37
Realized gain distributions		-	3,418
Net change in unrealized appreciation (depreciation)		(453,731)	15,902

Increase (decrease) in net assets from operations		(469,222)	19,646

Contract owner transactions:
Proceeds from units sold		7,439,089	189,322
Cost of units redeemed		(2,718,931)	(6,422)
Account charges		(730)	-
Increase (decrease)		4,719,428	182,900
Net increase (decrease)		4,250,206	202,546
Net assets, beginning		202,546	-
Net assets, ending		$4,452,752	$202,546

Units sold		8,003,312	170,271
Units redeemed		(2,981,674)	(5,232)
Net increase (decrease)		5,021,638	165,039
Units outstanding, beginning		165,039	-
Units outstanding, ending		5,186,677	165,039

* Date of Fund Inception into Variable Account: 1 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$7,628,411
Cost of units redeemed/account charges			(2,726,083)
Net investment income (loss)			17,391
Net realized gain (loss)			(32,556)
Realized gain distributions			3,418
Net change in unrealized appreciation (depreciation)			(437,829)
Net assets			$4,452,752

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.86	5,187	$4,453	1.25%	-30.0%	12/31/2022	$0.86	0	$0	1.00%	-29.9%	12/31/2022	$0.87	0	$0	0.75%	-29.7%
12/31/2021	1.23	165	203	1.25%	22.7%	12/31/2021	1.23	0	0	1.00%	23.0%	12/31/2021	1.23	0	0	0.75%	23.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.87	0	$0	0.50%	-29.5%	12/31/2022	$0.88	0	$0	0.25%	-29.3%	12/31/2022	$0.88	0	$0	0.00%	-29.2%
12/31/2021	1.24	0	0	0.50%	23.6%	12/31/2021	1.24	0	0	0.25%	23.9%	12/31/2021	1.24	0	0	0.00%	24.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.3%
2021	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Large Cap Val Idx Inst Class - 06-4RJ

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,209,736	$1,183,552	79,406
Receivables: investments sold	-
Payables: investments purchased	(34,527)
Net assets	$1,175,209

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,175,209	1,074,213	$1.09
Band 100	-	-	1.10
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.12
Band 0	-	-	1.12
Total	$1,175,209	1,074,213

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$23,288
Mortality & expense charges			(5,824)
Net investment income (loss)			17,464

Gain (loss) on investments:
Net realized gain (loss)			5,308
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			26,184
Net gain (loss)			31,492

Increase (decrease) in net assets from operations			$48,956

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$17,464	$-
Net realized gain (loss)		5,308	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		26,184	-

Increase (decrease) in net assets from operations		48,956	-

Contract owner transactions:
Proceeds from units sold		2,654,791	-
Cost of units redeemed		(1,525,165)	-
Account charges		(3,373)	-
Increase (decrease)		1,126,253	-
Net increase (decrease)		1,175,209	-
Net assets, beginning		-	-
Net assets, ending		$1,175,209	$-

Units sold		2,559,992	-
Units redeemed		(1,485,779)	-
Net increase (decrease)		1,074,213	-
Units outstanding, beginning		-	-
Units outstanding, ending		1,074,213	-

* Date of Fund Inception into Variable Account: 1 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,654,791
Cost of units redeemed/account charges			(1,528,538)
Net investment income (loss)			17,464
Net realized gain (loss)			5,308
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			26,184
Net assets			$1,175,209

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.09	1,074	$1,175	1.25%	-8.7%	12/31/2022	$1.10	0	$0	1.00%	-8.5%	12/31/2022	$1.10	0	$0	0.75%	-8.3%
12/31/2021	1.20	0	0	1.25%	19.8%	12/31/2021	1.20	0	0	1.00%	20.1%	12/31/2021	1.20	0	0	0.75%	20.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.11	0	$0	0.50%	-8.0%	12/31/2022	$1.12	0	$0	0.25%	-7.8%	12/31/2022	$1.12	0	$0	0.00%	-7.6%
12/31/2021	1.21	0	0	0.50%	20.7%	12/31/2021	1.21	0	0	0.25%	21.0%	12/31/2021	1.21	0	0	0.00%	21.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	4.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Frdm Blnd 2065 Z6 Inst Class - 06-64C

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,188	$2,210	216
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$2,189

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,189	2,688	$0.81
Band 100	-	-	0.82
Band 75	-	-	0.82
Band 50	-	-	0.82
Band 25	-	-	0.82
Band 0	-	-	0.83
Total	$2,189	2,688

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$51
Mortality & expense charges			(6)
Net investment income (loss)			45

Gain (loss) on investments:
Net realized gain (loss)			(37)
Realized gain distributions			15
Net change in unrealized appreciation (depreciation)			(22)
Net gain (loss)			(44)

Increase (decrease) in net assets from operations			$1

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$45	$-
Net realized gain (loss)		(37)	-
Realized gain distributions		15	-
Net change in unrealized appreciation (depreciation)		(22)	-

Increase (decrease) in net assets from operations		1	-

Contract owner transactions:
Proceeds from units sold		2,383	-
Cost of units redeemed		(195)	-
Account charges		-	-
Increase (decrease)		2,188	-
Net increase (decrease)		2,189	-
Net assets, beginning		-	-
Net assets, ending		$2,189	$-

Units sold		2,931	-
Units redeemed		(243)	-
Net increase (decrease)		2,688	-
Units outstanding, beginning		-	-
Units outstanding, ending		2,688	-

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,383
Cost of units redeemed/account charges			(195)
Net investment income (loss)			45
Net realized gain (loss)			(37)
Realized gain distributions			15
Net change in unrealized appreciation (depreciation)			(22)
Net assets			$2,189

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.81	3	$2	1.25%	-19.9%	12/31/2022	$0.82	0	$0	1.00%	-19.7%	12/31/2022	$0.82	0	$0	0.75%	-19.5%
12/31/2021	1.02	0	0	1.25%	1.6%	12/31/2021	1.02	0	0	1.00%	1.7%	12/31/2021	1.02	0	0	0.75%	1.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.82	0	$0	0.50%	-19.2%	12/31/2022	$0.82	0	$0	0.25%	-19.0%	12/31/2022	$0.83	0	$0	0.00%	-18.8%
12/31/2021	1.02	0	0	0.50%	1.8%	12/31/2021	1.02	0	0	0.25%	1.9%	12/31/2021	1.02	0	0	0.00%	1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	4.7%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Freedom 2065 I Inst Class - 06-63P

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,546	$12,761	1,263
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$12,547

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,547	15,376	$0.82
Band 100	-	-	0.82
Band 75	-	-	0.82
Band 50	-	-	0.82
Band 25	-	-	0.83
Band 0	-	-	0.83
Total	$12,547	15,376

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$241
Mortality & expense charges			(88)
Net investment income (loss)			153

Gain (loss) on investments:
Net realized gain (loss)			(681)
Realized gain distributions			291
Net change in unrealized appreciation (depreciation)			(197)
Net gain (loss)			(587)

Increase (decrease) in net assets from operations			$(434)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$153	$14
Net realized gain (loss)		(681)	(7)
Realized gain distributions		291	16
Net change in unrealized appreciation (depreciation)		(197)	(18)

Increase (decrease) in net assets from operations		(434)	5

Contract owner transactions:
Proceeds from units sold		17,195	966
Cost of units redeemed		(4,799)	(326)
Account charges		(58)	(2)
Increase (decrease)		12,338	638
Net increase (decrease)		11,904	643
Net assets, beginning		643	-
Net assets, ending		$12,547	$643

Units sold		20,489	960
Units redeemed		(5,749)	(324)
Net increase (decrease)		14,740	636
Units outstanding, beginning		636	-
Units outstanding, ending		15,376	636

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$18,161
Cost of units redeemed/account charges			(5,185)
Net investment income (loss)			167
Net realized gain (loss)			(688)
Realized gain distributions			307
Net change in unrealized appreciation (depreciation)			(215)
Net assets			$12,547

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.82	15	$13	1.25%	-19.3%	12/31/2022	$0.82	0	$0	1.00%	-19.1%	12/31/2022	$0.82	0	$0	0.75%	-18.9%
12/31/2021	1.01	1	1	1.25%	1.2%	12/31/2021	1.01	0	0	1.00%	1.2%	12/31/2021	1.01	0	0	0.75%	1.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.82	0	$0	0.50%	-18.7%	12/31/2022	$0.83	0	$0	0.25%	-18.5%	12/31/2022	$0.83	0	$0	0.00%	-18.3%
12/31/2021	1.01	0	0	0.50%	1.4%	12/31/2021	1.01	0	0	0.25%	1.4%	12/31/2021	1.02	0	0	0.00%	1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.7%
2021	4.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Freedom 2065 M M Class - 06-63V

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,990	$2,084	200
Receivables: investments sold	-
Payables: investments purchased	(9)
Net assets	$1,981

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,981	2,440	$0.81
Band 100	-	-	0.81
Band 75	-	-	0.82
Band 50	-	-	0.82
Band 25	-	-	0.82
Band 0	-	-	0.83
Total	$1,981	2,440

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$33
Mortality & expense charges			(10)
Net investment income (loss)			23

Gain (loss) on investments:
Net realized gain (loss)			(95)
Realized gain distributions			17
Net change in unrealized appreciation (depreciation)			(88)
Net gain (loss)			(166)

Increase (decrease) in net assets from operations			$(143)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$23	$6
Net realized gain (loss)		(95)	-
Realized gain distributions		17	8
Net change in unrealized appreciation (depreciation)		(88)	(6)

Increase (decrease) in net assets from operations		(143)	8

Contract owner transactions:
Proceeds from units sold		2,874	361
Cost of units redeemed		(1,109)	-
Account charges		(10)	-
Increase (decrease)		1,755	361
Net increase (decrease)		1,612	369
Net assets, beginning		369	-
Net assets, ending		$1,981	$369

Units sold		3,336	365
Units redeemed		(1,261)	-
Net increase (decrease)		2,075	365
Units outstanding, beginning		365	-
Units outstanding, ending		2,440	365

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$3,235
Cost of units redeemed/account charges			(1,119)
Net investment income (loss)			29
Net realized gain (loss)			(95)
Realized gain distributions			25
Net change in unrealized appreciation (depreciation)			(94)
Net assets			$1,981

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.81	2	$2	1.25%	-19.7%	12/31/2022	$0.81	0	$0	1.00%	-19.4%	12/31/2022	$0.82	0	$0	0.75%	-19.2%
12/31/2021	1.01	0	0	1.25%	1.1%	12/31/2021	1.01	0	0	1.00%	1.1%	12/31/2021	1.01	0	0	0.75%	1.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.82	0	$0	0.50%	-19.0%	12/31/2022	$0.82	0	$0	0.25%	-18.8%	12/31/2022	$0.83	0	$0	0.00%	-18.6%
12/31/2021	1.01	0	0	0.50%	1.3%	12/31/2021	1.01	0	0	0.25%	1.3%	12/31/2021	1.01	0	0	0.00%	1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.8%
2021	3.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Freedom 2065 Z6 Inst Class - 06-63Y (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.82
Band 100	-	-	0.82
Band 75	-	-	0.82
Band 50	-	-	0.83
Band 25	-	-	0.83
Band 0	-	-	0.83
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.82	0	$0	1.25%	-19.1%	12/31/2022	$0.82	0	$0	1.00%	-18.9%	12/31/2022	$0.82	0	$0	0.75%	-18.7%
12/31/2021	1.01	0	0	1.25%	1.3%	12/31/2021	1.01	0	0	1.00%	1.4%	12/31/2021	1.01	0	0	0.75%	1.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.83	0	$0	0.50%	-18.5%	12/31/2022	$0.83	0	$0	0.25%	-18.3%	12/31/2022	$0.83	0	$0	0.00%	-18.1%
12/31/2021	1.01	0	0	0.50%	1.5%	12/31/2021	1.02	0	0	0.25%	1.6%	12/31/2021	1.02	0	0	0.00%	1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Strategic Dividend & Income Fund I Class - 06-026

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$78,138	$83,727	5,107
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$78,138

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$78,138	43,746	$1.79
Band 100	-	-	1.83
Band 75	-	-	1.87
Band 50	-	-	1.91
Band 25	-	-	1.96
Band 0	-	-	2.00
Total	$78,138	43,746

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$4,378
Mortality & expense charges			(2,841)
Net investment income (loss)			1,537

Gain (loss) on investments:
Net realized gain (loss)			(14,889)
Realized gain distributions			1,209
Net change in unrealized appreciation (depreciation)			(16,354)
Net gain (loss)			(30,034)

Increase (decrease) in net assets from operations			$(28,497)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,537	$2,785
Net realized gain (loss)		(14,889)	120,170
Realized gain distributions		1,209	14,906
Net change in unrealized appreciation (depreciation)		(16,354)	(49,361)

Increase (decrease) in net assets from operations		(28,497)	88,500

Contract owner transactions:
Proceeds from units sold		68,577	172,381
Cost of units redeemed		(217,149)	(603,918)
Account charges		(433)	(372)
Increase (decrease)		(149,005)	(431,909)
Net increase (decrease)		(177,502)	(343,409)
Net assets, beginning		255,640	599,049
Net assets, ending		$78,138	$255,640

Units sold		37,216	91,805
Units redeemed		(120,824)	(315,070)
Net increase (decrease)		(83,608)	(223,265)
Units outstanding, beginning		127,354	350,619
Units outstanding, ending		43,746	127,354

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$4,065,280
Cost of units redeemed/account charges			(4,424,449)
Net investment income (loss)			66,029
Net realized gain (loss)			195,880
Realized gain distributions			180,987
Net change in unrealized appreciation (depreciation)			(5,589)
Net assets			$78,138

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.79	44	$78	1.25%	-11.0%	12/31/2022	$1.83	0	$0	1.00%	-10.8%	12/31/2022	$1.87	0	$0	0.75%	-10.6%
12/31/2021	2.01	127	256	1.25%	17.5%	12/31/2021	2.05	0	0	1.00%	17.8%	12/31/2021	2.09	0	0	0.75%	18.1%
12/31/2020	1.71	351	599	1.25%	9.9%	12/31/2020	1.74	0	0	1.00%	10.2%	12/31/2020	1.77	0	0	0.75%	10.4%
12/31/2019	1.55	411	639	1.25%	20.9%	12/31/2019	1.58	0	0	1.00%	21.2%	12/31/2019	1.60	0	0	0.75%	21.5%
12/31/2018	1.29	931	1,198	1.25%	-5.8%	12/31/2018	1.30	0	0	1.00%	-5.5%	12/31/2018	1.32	0	0	0.75%	-5.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.91	0	$0	0.50%	-10.3%	12/31/2022	$1.96	0	$0	0.25%	-10.1%	12/31/2022	$2.00	0	$0	0.00%	-9.9%
12/31/2021	2.13	0	0	0.50%	18.4%	12/31/2021	2.18	0	0	0.25%	18.7%	12/31/2021	2.22	0	0	0.00%	19.0%
12/31/2020	1.80	0	0	0.50%	10.7%	12/31/2020	1.83	0	0	0.25%	11.0%	12/31/2020	1.87	0	0	0.00%	11.3%
12/31/2019	1.63	0	0	0.50%	21.8%	12/31/2019	1.65	0	0	0.25%	22.1%	12/31/2019	1.68	0	0	0.00%	22.5%
12/31/2018	1.34	0	0	0.50%	-5.1%	12/31/2018	1.35	0	0	0.25%	-4.8%	12/31/2018	1.37	0	0	0.00%	-4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.6%
2021	2.1%
2020	2.5%
2019	2.6%
2018	3.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Diversified International Fund M Class - 06-280

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$65,431	$70,331	2,886
Receivables: investments sold	-
Payables: investments purchased	(2,499)
Net assets	$62,932

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$62,932	22,935	$2.74
Band 100	-	-	2.88
Band 75	-	-	3.02
Band 50	-	-	3.17
Band 25	-	-	3.33
Band 0	-	-	3.55
Total	$62,932	22,935

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(470)
Net investment income (loss)			(470)

Gain (loss) on investments:
Net realized gain (loss)			(84)
Realized gain distributions			1,173
Net change in unrealized appreciation (depreciation)			(5,715)
Net gain (loss)			(4,626)

Increase (decrease) in net assets from operations			$(5,096)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(470)	$(14)
Net realized gain (loss)		(84)	77
Realized gain distributions		1,173	252
Net change in unrealized appreciation (depreciation)		(5,715)	(26)

Increase (decrease) in net assets from operations		(5,096)	289

Contract owner transactions:
Proceeds from units sold		71,510	-
Cost of units redeemed		(6,310)	(203)
Account charges		(43)	(2)
Increase (decrease)		65,157	(205)
Net increase (decrease)		60,061	84
Net assets, beginning		2,871	2,787
Net assets, ending		$62,932	$2,871

Units sold		24,578	-
Units redeemed		(2,427)	(61)
Net increase (decrease)		22,151	(61)
Units outstanding, beginning		784	845
Units outstanding, ending		22,935	784

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$794,303
Cost of units redeemed/account charges			(909,051)
Net investment income (loss)			(11,029)
Net realized gain (loss)			102,501
Realized gain distributions			91,108
Net change in unrealized appreciation (depreciation)			(4,900)
Net assets			$62,932

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.74	23	$63	1.25%	-25.1%	12/31/2022	$2.88	0	$0	1.00%	-24.9%	12/31/2022	$3.02	0	$0	0.75%	-24.7%
12/31/2021	3.66	1	3	1.25%	11.0%	12/31/2021	3.83	0	0	1.00%	11.3%	12/31/2021	4.01	0	0	0.75%	11.6%
12/31/2020	3.30	1	3	1.25%	17.5%	12/31/2020	3.44	0	0	1.00%	17.8%	12/31/2020	3.59	0	0	0.75%	18.1%
12/31/2019	2.81	1	2	1.25%	27.5%	12/31/2019	2.92	0	0	1.00%	27.8%	12/31/2019	3.04	0	0	0.75%	28.1%
12/31/2018	2.20	2	5	1.25%	-16.8%	12/31/2018	2.29	0	0	1.00%	-16.6%	12/31/2018	2.38	0	0	0.75%	-16.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.17	0	$0	0.50%	-24.5%	12/31/2022	$3.33	0	$0	0.25%	-24.3%	12/31/2022	$3.55	0	$0	0.00%	-24.1%
12/31/2021	4.20	0	0	0.50%	11.9%	12/31/2021	4.39	0	0	0.25%	12.2%	12/31/2021	4.68	0	0	0.00%	12.4%
12/31/2020	3.75	0	0	0.50%	18.4%	12/31/2020	3.92	0	0	0.25%	18.7%	12/31/2020	4.16	0	0	0.00%	19.0%
12/31/2019	3.17	0	0	0.50%	28.4%	12/31/2019	3.30	0	0	0.25%	28.7%	12/31/2019	3.50	0	0	0.00%	29.1%
12/31/2018	2.47	0	0	0.50%	-16.2%	12/31/2018	2.56	0	0	0.25%	-16.0%	12/31/2018	2.71	0	0	0.00%	-15.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.7%
2020	0.0%
2019	1.4%
2018	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Investor Grade Bd Z Inst Class - 06-6JF (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.00
Band 100	-	-	1.00
Band 75	-	-	1.00
Band 50	-	-	1.00
Band 25	-	-	1.00
Band 0	-	-	1.00
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /22 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.00	0	$0	1.25%	-0.3%	12/31/2022	$1.00	0	$0	1.00%	-0.2%	12/31/2022	$1.00	0	$0	0.75%	-0.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.00	0	$0	0.50%	-0.1%	12/31/2022	$1.00	0	$0	0.25%	0.0%	12/31/2022	$1.00	0	$0	0.00%	0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Blue Chip Growth K6 Retirement Class - 06-6FN (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.91
Band 100	-	-	0.91
Band 75	-	-	0.91
Band 50	-	-	0.92
Band 25	-	-	0.92
Band 0	-	-	0.92
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /19 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.91	0	$0	1.25%	-8.8%	12/31/2022	$0.91	0	$0	1.00%	-8.7%	12/31/2022	$0.91	0	$0	0.75%	-8.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.92	0	$0	0.50%	-8.4%	12/31/2022	$0.92	0	$0	0.25%	-8.3%	12/31/2022	$0.92	0	$0	0.00%	-8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Contrafund K6 Retirement Class - 06-6HR (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.89
Band 100	-	-	0.89
Band 75	-	-	0.89
Band 50	-	-	0.89
Band 25	-	-	0.89
Band 0	-	-	0.89
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.89	0	$0	1.25%	-11.1%	12/31/2022	$0.89	0	$0	1.00%	-11.0%	12/31/2022	$0.89	0	$0	0.75%	-10.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.89	0	$0	0.50%	-10.8%	12/31/2022	$0.89	0	$0	0.25%	-10.7%	12/31/2022	$0.89	0	$0	0.00%	-10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Frdm Idx 2005 I Prem Other Class - 06-6HV

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6	$6	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$6

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6	6	$0.95
Band 100	-	-	0.95
Band 75	-	-	0.95
Band 50	-	-	0.96
Band 25	-	-	0.96
Band 0	-	-	0.96
Total	$6	6

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		6	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		6	-
Net increase (decrease)		6	-
Net assets, beginning		-	-
Net assets, ending		$6	$-

Units sold		6	-
Units redeemed		-	-
Net increase (decrease)		6	-
Units outstanding, beginning		-	-
Units outstanding, ending		6	-

* Date of Fund Inception into Variable Account: 8 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$6
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$6

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.95	0	$0	1.25%	-4.7%	12/31/2022	$0.95	0	$0	1.00%	-4.6%	12/31/2022	$0.95	0	$0	0.75%	-4.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.96	0	$0	0.50%	-4.4%	12/31/2022	$0.96	0	$0	0.25%	-4.3%	12/31/2022	$0.96	0	$0	0.00%	-4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Frdm Idx 2010 I Prem Other Class - 06-6H7

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$24	$24	2
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$24

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$24	25	$0.95
Band 100	-	-	0.95
Band 75	-	-	0.95
Band 50	-	-	0.95
Band 25	-	-	0.95
Band 0	-	-	0.95
Total	$24	25

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		24	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		24	-
Net increase (decrease)		24	-
Net assets, beginning		-	-
Net assets, ending		$24	$-

Units sold		25	-
Units redeemed		-	-
Net increase (decrease)		25	-
Units outstanding, beginning		-	-
Units outstanding, ending		25	-

* Date of Fund Inception into Variable Account: 8 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$24
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$24

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.95	0	$0	1.25%	-5.3%	12/31/2022	$0.95	0	$0	1.00%	-5.2%	12/31/2022	$0.95	0	$0	0.75%	-5.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.95	0	$0	0.50%	-5.0%	12/31/2022	$0.95	0	$0	0.25%	-4.9%	12/31/2022	$0.95	0	$0	0.00%	-4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Frdm Idx 2015 I Prem Other Class - 06-6H9

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$168,678	$167,844	13,034
Receivables: investments sold	117
Payables: investments purchased	-
Net assets	$168,795

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$168,795	179,341	$0.94
Band 100	-	-	0.94
Band 75	-	-	0.94
Band 50	-	-	0.94
Band 25	-	-	0.94
Band 0	-	-	0.95
Total	$168,795	179,341

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$4,266
Mortality & expense charges			(308)
Net investment income (loss)			3,958

Gain (loss) on investments:
Net realized gain (loss)			9
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			834
Net gain (loss)			843

Increase (decrease) in net assets from operations			$4,801

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,958	$-
Net realized gain (loss)		9	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		834	-

Increase (decrease) in net assets from operations		4,801	-

Contract owner transactions:
Proceeds from units sold		163,994	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		163,994	-
Net increase (decrease)		168,795	-
Net assets, beginning		-	-
Net assets, ending		$168,795	$-

Units sold		179,341	-
Units redeemed		-	-
Net increase (decrease)		179,341	-
Units outstanding, beginning		-	-
Units outstanding, ending		179,341	-

* Date of Fund Inception into Variable Account: 8 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$163,994
Cost of units redeemed/account charges			-
Net investment income (loss)			3,958
Net realized gain (loss)			9
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			834
Net assets			$168,795

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.94	179	$169	1.25%	-5.9%	12/31/2022	$0.94	0	$0	1.00%	-5.8%	12/31/2022	$0.94	0	$0	0.75%	-5.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.94	0	$0	0.50%	-5.6%	12/31/2022	$0.94	0	$0	0.25%	-5.5%	12/31/2022	$0.95	0	$0	0.00%	-5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	5.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Frdm Idx 2020 I Prem Other Class - 06-6HW

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$28,746	$28,609	2,040
Receivables: investments sold	20
Payables: investments purchased	-
Net assets	$28,766

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$28,766	30,773	$0.93
Band 100	-	-	0.94
Band 75	-	-	0.94
Band 50	-	-	0.94
Band 25	-	-	0.94
Band 0	-	-	0.94
Total	$28,766	30,773

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$704
Mortality & expense charges			(50)
Net investment income (loss)			654

Gain (loss) on investments:
Net realized gain (loss)			1
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			137
Net gain (loss)			138

Increase (decrease) in net assets from operations			$792

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$654	$-
Net realized gain (loss)		1	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		137	-

Increase (decrease) in net assets from operations		792	-

Contract owner transactions:
Proceeds from units sold		27,974	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		27,974	-
Net increase (decrease)		28,766	-
Net assets, beginning		-	-
Net assets, ending		$28,766	$-

Units sold		30,773	-
Units redeemed		-	-
Net increase (decrease)		30,773	-
Units outstanding, beginning		-	-
Units outstanding, ending		30,773	-

* Date of Fund Inception into Variable Account: 8 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$27,974
Cost of units redeemed/account charges			-
Net investment income (loss)			654
Net realized gain (loss)			1
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			137
Net assets			$28,766

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.93	31	$29	1.25%	-6.5%	12/31/2022	$0.94	0	$0	1.00%	-6.4%	12/31/2022	$0.94	0	$0	0.75%	-6.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.94	0	$0	0.50%	-6.3%	12/31/2022	$0.94	0	$0	0.25%	-6.2%	12/31/2022	$0.94	0	$0	0.00%	-6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	4.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Frdm Idx 2025 I Prem Other Class - 06-6HC

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$163,950	$162,369	10,312
Receivables: investments sold	114
Payables: investments purchased	-
Net assets	$164,064

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$164,064	176,022	$0.93
Band 100	-	-	0.93
Band 75	-	-	0.93
Band 50	-	-	0.93
Band 25	-	-	0.94
Band 0	-	-	0.94
Total	$164,064	176,022

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$3,775
Mortality & expense charges			(301)
Net investment income (loss)			3,474

Gain (loss) on investments:
Net realized gain (loss)			11
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,581
Net gain (loss)			1,592

Increase (decrease) in net assets from operations			$5,066

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,474	$-
Net realized gain (loss)		11	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,581	-

Increase (decrease) in net assets from operations		5,066	-

Contract owner transactions:
Proceeds from units sold		159,075	-
Cost of units redeemed		(36)	-
Account charges		(41)	-
Increase (decrease)		158,998	-
Net increase (decrease)		164,064	-
Net assets, beginning		-	-
Net assets, ending		$164,064	$-

Units sold		176,103	-
Units redeemed		(81)	-
Net increase (decrease)		176,022	-
Units outstanding, beginning		-	-
Units outstanding, ending		176,022	-

* Date of Fund Inception into Variable Account: 8 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$159,075
Cost of units redeemed/account charges			(77)
Net investment income (loss)			3,474
Net realized gain (loss)			11
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,581
Net assets			$164,064

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.93	176	$164	1.25%	-6.8%	12/31/2022	$0.93	0	$0	1.00%	-6.7%	12/31/2022	$0.93	0	$0	0.75%	-6.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.93	0	$0	0.50%	-6.5%	12/31/2022	$0.94	0	$0	0.25%	-6.4%	12/31/2022	$0.94	0	$0	0.00%	-6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	4.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Frdm Idx 2030 I Prem Other Class - 06-6HF

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$648,542	$640,677	38,630
Receivables: investments sold	453
Payables: investments purchased	-
Net assets	$648,995

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$648,995	695,790	$0.93
Band 100	-	-	0.93
Band 75	-	-	0.93
Band 50	-	-	0.94
Band 25	-	-	0.94
Band 0	-	-	0.94
Total	$648,995	695,790

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$13,570
Mortality & expense charges			(1,186)
Net investment income (loss)			12,384

Gain (loss) on investments:
Net realized gain (loss)			45
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			7,865
Net gain (loss)			7,910

Increase (decrease) in net assets from operations			$20,294

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$12,384	$-
Net realized gain (loss)		45	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		7,865	-

Increase (decrease) in net assets from operations		20,294	-

Contract owner transactions:
Proceeds from units sold		628,701	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		628,701	-
Net increase (decrease)		648,995	-
Net assets, beginning		-	-
Net assets, ending		$648,995	$-

Units sold		695,790	-
Units redeemed		-	-
Net increase (decrease)		695,790	-
Units outstanding, beginning		-	-
Units outstanding, ending		695,790	-

* Date of Fund Inception into Variable Account: 8 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$628,701
Cost of units redeemed/account charges			-
Net investment income (loss)			12,384
Net realized gain (loss)			45
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			7,865
Net assets			$648,995

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.93	696	$649	1.25%	-6.7%	12/31/2022	$0.93	0	$0	1.00%	-6.6%	12/31/2022	$0.93	0	$0	0.75%	-6.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.94	0	$0	0.50%	-6.5%	12/31/2022	$0.94	0	$0	0.25%	-6.4%	12/31/2022	$0.94	0	$0	0.00%	-6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	4.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Frdm Idx 2035 I Prem Other Class - 06-6HG

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$522,312	$514,822	27,920
Receivables: investments sold	364
Payables: investments purchased	-
Net assets	$522,676

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$522,676	561,606	$0.93
Band 100	-	-	0.93
Band 75	-	-	0.93
Band 50	-	-	0.93
Band 25	-	-	0.93
Band 0	-	-	0.93
Total	$522,676	561,606

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$9,721
Mortality & expense charges			(946)
Net investment income (loss)			8,775

Gain (loss) on investments:
Net realized gain (loss)			38
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			7,490
Net gain (loss)			7,528

Increase (decrease) in net assets from operations			$16,303

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,775	$-
Net realized gain (loss)		38	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		7,490	-

Increase (decrease) in net assets from operations		16,303	-

Contract owner transactions:
Proceeds from units sold		506,373	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		506,373	-
Net increase (decrease)		522,676	-
Net assets, beginning		-	-
Net assets, ending		$522,676	$-

Units sold		561,606	-
Units redeemed		-	-
Net increase (decrease)		561,606	-
Units outstanding, beginning		-	-
Units outstanding, ending		561,606	-

* Date of Fund Inception into Variable Account: 8 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$506,373
Cost of units redeemed/account charges			-
Net investment income (loss)			8,775
Net realized gain (loss)			38
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			7,490
Net assets			$522,676

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.93	562	$523	1.25%	-6.9%	12/31/2022	$0.93	0	$0	1.00%	-6.8%	12/31/2022	$0.93	0	$0	0.75%	-6.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.93	0	$0	0.50%	-6.7%	12/31/2022	$0.93	0	$0	0.25%	-6.6%	12/31/2022	$0.93	0	$0	0.00%	-6.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Frdm Idx 2040 I Prem Other Class - 06-6HH

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$188,497	$185,963	9,948
Receivables: investments sold	124
Payables: investments purchased	-
Net assets	$188,621

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$188,621	203,181	$0.93
Band 100	-	-	0.93
Band 75	-	-	0.93
Band 50	-	-	0.93
Band 25	-	-	0.93
Band 0	-	-	0.93
Total	$188,621	203,181

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$3,656
Mortality & expense charges			(341)
Net investment income (loss)			3,315

Gain (loss) on investments:
Net realized gain (loss)			14
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,534
Net gain (loss)			2,548

Increase (decrease) in net assets from operations			$5,863

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,315	$-
Net realized gain (loss)		14	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2,534	-

Increase (decrease) in net assets from operations		5,863	-

Contract owner transactions:
Proceeds from units sold		182,766	-
Cost of units redeemed		(8)	-
Account charges		-	-
Increase (decrease)		182,758	-
Net increase (decrease)		188,621	-
Net assets, beginning		-	-
Net assets, ending		$188,621	$-

Units sold		203,189	-
Units redeemed		(8)	-
Net increase (decrease)		203,181	-
Units outstanding, beginning		-	-
Units outstanding, ending		203,181	-

* Date of Fund Inception into Variable Account: 8 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$182,766
Cost of units redeemed/account charges			(8)
Net investment income (loss)			3,315
Net realized gain (loss)			14
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,534
Net assets			$188,621

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.93	203	$189	1.25%	-7.2%	12/31/2022	$0.93	0	$0	1.00%	-7.1%	12/31/2022	$0.93	0	$0	0.75%	-7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.93	0	$0	0.50%	-6.9%	12/31/2022	$0.93	0	$0	0.25%	-6.8%	12/31/2022	$0.93	0	$0	0.00%	-6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Frdm Idx 2045 I Prem Other Class - 06-6HJ

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$218,816	$215,704	11,120
Receivables: investments sold	152
Payables: investments purchased	-
Net assets	$218,968

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$218,968	235,981	$0.93
Band 100	-	-	0.93
Band 75	-	-	0.93
Band 50	-	-	0.93
Band 25	-	-	0.93
Band 0	-	-	0.93
Total	$218,968	235,981

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$4,261
Mortality & expense charges			(400)
Net investment income (loss)			3,861

Gain (loss) on investments:
Net realized gain (loss)			16
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,112
Net gain (loss)			3,128

Increase (decrease) in net assets from operations			$6,989

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,861	$-
Net realized gain (loss)		16	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		3,112	-

Increase (decrease) in net assets from operations		6,989	-

Contract owner transactions:
Proceeds from units sold		211,979	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		211,979	-
Net increase (decrease)		218,968	-
Net assets, beginning		-	-
Net assets, ending		$218,968	$-

Units sold		235,981	-
Units redeemed		-	-
Net increase (decrease)		235,981	-
Units outstanding, beginning		-	-
Units outstanding, ending		235,981	-

* Date of Fund Inception into Variable Account: 8 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$211,979
Cost of units redeemed/account charges			-
Net investment income (loss)			3,861
Net realized gain (loss)			16
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,112
Net assets			$218,968

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.93	236	$219	1.25%	-7.2%	12/31/2022	$0.93	0	$0	1.00%	-7.1%	12/31/2022	$0.93	0	$0	0.75%	-7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.93	0	$0	0.50%	-7.0%	12/31/2022	$0.93	0	$0	0.25%	-6.9%	12/31/2022	$0.93	0	$0	0.00%	-6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Frdm Idx 2050 I Prem Other Class - 06-6HK

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$88,585	$87,382	4,495
Receivables: investments sold	61
Payables: investments purchased	-
Net assets	$88,646

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$88,646	95,529	$0.93
Band 100	-	-	0.93
Band 75	-	-	0.93
Band 50	-	-	0.93
Band 25	-	-	0.93
Band 0	-	-	0.93
Total	$88,646	95,529

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,718
Mortality & expense charges			(160)
Net investment income (loss)			1,558

Gain (loss) on investments:
Net realized gain (loss)			6
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,203
Net gain (loss)			1,209

Increase (decrease) in net assets from operations			$2,767

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,558	$-
Net realized gain (loss)		6	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,203	-

Increase (decrease) in net assets from operations		2,767	-

Contract owner transactions:
Proceeds from units sold		86,027	-
Cost of units redeemed		(108)	-
Account charges		(40)	-
Increase (decrease)		85,879	-
Net increase (decrease)		88,646	-
Net assets, beginning		-	-
Net assets, ending		$88,646	$-

Units sold		95,684	-
Units redeemed		(155)	-
Net increase (decrease)		95,529	-
Units outstanding, beginning		-	-
Units outstanding, ending		95,529	-

* Date of Fund Inception into Variable Account: 8 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$86,027
Cost of units redeemed/account charges			(148)
Net investment income (loss)			1,558
Net realized gain (loss)			6
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,203
Net assets			$88,646

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.93	96	$89	1.25%	-7.2%	12/31/2022	$0.93	0	$0	1.00%	-7.1%	12/31/2022	$0.93	0	$0	0.75%	-7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.93	0	$0	0.50%	-6.9%	12/31/2022	$0.93	0	$0	0.25%	-6.9%	12/31/2022	$0.93	0	$0	0.00%	-6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Frdm Idx 2055 I Prem Other Class - 06-6HM

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$340,055	$335,404	20,966
Receivables: investments sold	237
Payables: investments purchased	-
Net assets	$340,292

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$340,292	366,726	$0.93
Band 100	-	-	0.93
Band 75	-	-	0.93
Band 50	-	-	0.93
Band 25	-	-	0.93
Band 0	-	-	0.93
Total	$340,292	366,726

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$6,535
Mortality & expense charges			(617)
Net investment income (loss)			5,918

Gain (loss) on investments:
Net realized gain (loss)			34
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4,651
Net gain (loss)			4,685

Increase (decrease) in net assets from operations			$10,603

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,918	$-
Net realized gain (loss)		34	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		4,651	-

Increase (decrease) in net assets from operations		10,603	-

Contract owner transactions:
Proceeds from units sold		329,887	-
Cost of units redeemed		(158)	-
Account charges		(40)	-
Increase (decrease)		329,689	-
Net increase (decrease)		340,292	-
Net assets, beginning		-	-
Net assets, ending		$340,292	$-

Units sold		366,939	-
Units redeemed		(213)	-
Net increase (decrease)		366,726	-
Units outstanding, beginning		-	-
Units outstanding, ending		366,726	-

* Date of Fund Inception into Variable Account: 8 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$329,887
Cost of units redeemed/account charges			(198)
Net investment income (loss)			5,918
Net realized gain (loss)			34
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4,651
Net assets			$340,292

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.93	367	$340	1.25%	-7.2%	12/31/2022	$0.93	0	$0	1.00%	-7.1%	12/31/2022	$0.93	0	$0	0.75%	-7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.93	0	$0	0.50%	-7.0%	12/31/2022	$0.93	0	$0	0.25%	-6.9%	12/31/2022	$0.93	0	$0	0.00%	-6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Frdm Idx 2060 I Prem Other Class - 06-6HN

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$97,478	$96,316	7,099
Receivables: investments sold	68
Payables: investments purchased	-
Net assets	$97,546

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$97,546	105,100	$0.93
Band 100	-	-	0.93
Band 75	-	-	0.93
Band 50	-	-	0.93
Band 25	-	-	0.93
Band 0	-	-	0.93
Total	$97,546	105,100

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,851
Mortality & expense charges			(175)
Net investment income (loss)			1,676

Gain (loss) on investments:
Net realized gain (loss)			421
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,162
Net gain (loss)			1,583

Increase (decrease) in net assets from operations			$3,259

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,676	$-
Net realized gain (loss)		421	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,162	-

Increase (decrease) in net assets from operations		3,259	-

Contract owner transactions:
Proceeds from units sold		102,091	-
Cost of units redeemed		(7,724)	-
Account charges		(80)	-
Increase (decrease)		94,287	-
Net increase (decrease)		97,546	-
Net assets, beginning		-	-
Net assets, ending		$97,546	$-

Units sold		113,326	-
Units redeemed		(8,226)	-
Net increase (decrease)		105,100	-
Units outstanding, beginning		-	-
Units outstanding, ending		105,100	-

* Date of Fund Inception into Variable Account: 8 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$102,091
Cost of units redeemed/account charges			(7,804)
Net investment income (loss)			1,676
Net realized gain (loss)			421
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,162
Net assets			$97,546

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.93	105	$98	1.25%	-7.2%	12/31/2022	$0.93	0	$0	1.00%	-7.1%	12/31/2022	$0.93	0	$0	0.75%	-7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.93	0	$0	0.50%	-6.9%	12/31/2022	$0.93	0	$0	0.25%	-6.8%	12/31/2022	$0.93	0	$0	0.00%	-6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Frdm Idx 2065 I Prem Other Class - 06-6HP

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$20,015	$19,422	1,802
Receivables: investments sold	13
Payables: investments purchased	-
Net assets	$20,028

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$20,028	21,576	$0.93
Band 100	-	-	0.93
Band 75	-	-	0.93
Band 50	-	-	0.93
Band 25	-	-	0.93
Band 0	-	-	0.93
Total	$20,028	21,576

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(34)
Net investment income (loss)			(34)

Gain (loss) on investments:
Net realized gain (loss)			1
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			593
Net gain (loss)			594

Increase (decrease) in net assets from operations			$560

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(34)	$-
Net realized gain (loss)		1	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		593	-

Increase (decrease) in net assets from operations		560	-

Contract owner transactions:
Proceeds from units sold		19,664	-
Cost of units redeemed		(156)	-
Account charges		(40)	-
Increase (decrease)		19,468	-
Net increase (decrease)		20,028	-
Net assets, beginning		-	-
Net assets, ending		$20,028	$-

Units sold		21,781	-
Units redeemed		(205)	-
Net increase (decrease)		21,576	-
Units outstanding, beginning		-	-
Units outstanding, ending		21,576	-

* Date of Fund Inception into Variable Account: 8 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$19,664
Cost of units redeemed/account charges			(196)
Net investment income (loss)			(34)
Net realized gain (loss)			1
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			593
Net assets			$20,028

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.93	22	$20	1.25%	-7.2%	12/31/2022	$0.93	0	$0	1.00%	-7.1%	12/31/2022	$0.93	0	$0	0.75%	-7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.93	0	$0	0.50%	-6.9%	12/31/2022	$0.93	0	$0	0.25%	-6.8%	12/31/2022	$0.93	0	$0	0.00%	-6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Frdm Idx Inc I Prem Other Class - 06-6H6 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.95
Band 100	-	-	0.96
Band 75	-	-	0.96
Band 50	-	-	0.96
Band 25	-	-	0.96
Band 0	-	-	0.96
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.95	0	$0	1.25%	-4.5%	12/31/2022	$0.96	0	$0	1.00%	-4.4%	12/31/2022	$0.96	0	$0	0.75%	-4.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.96	0	$0	0.50%	-4.3%	12/31/2022	$0.96	0	$0	0.25%	-4.2%	12/31/2022	$0.96	0	$0	0.00%	-4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust First Eagle Overseas Fund R6 Class - 06-3VF

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,265,449	$1,231,143	52,093
Receivables: investments sold	-
Payables: investments purchased	(66,254)
Net assets	$1,199,195

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,199,195	1,096,495	$1.09
Band 100	-	-	1.10
Band 75	-	-	1.11
Band 50	-	-	1.13
Band 25	-	-	1.14
Band 0	-	-	1.15
Total	$1,199,195	1,096,495

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$5,414
Mortality & expense charges			(5,124)
Net investment income (loss)			290

Gain (loss) on investments:
Net realized gain (loss)			(12,539)
Realized gain distributions			41,743
Net change in unrealized appreciation (depreciation)			35,195
Net gain (loss)			64,399

Increase (decrease) in net assets from operations			$64,689

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$290	$375
Net realized gain (loss)		(12,539)	2,801
Realized gain distributions		41,743	674
Net change in unrealized appreciation (depreciation)		35,195	(889)

Increase (decrease) in net assets from operations		64,689	2,961

Contract owner transactions:
Proceeds from units sold		1,385,248	93,324
Cost of units redeemed		(282,544)	(64,214)
Account charges		(269)	-
Increase (decrease)		1,102,435	29,110
Net increase (decrease)		1,167,124	32,071
Net assets, beginning		32,071	-
Net assets, ending		$1,199,195	$32,071

Units sold		1,338,934	79,316
Units redeemed		(269,148)	(52,607)
Net increase (decrease)		1,069,786	26,709
Units outstanding, beginning		26,709	-
Units outstanding, ending		1,096,495	26,709

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,478,572
Cost of units redeemed/account charges			(347,027)
Net investment income (loss)			665
Net realized gain (loss)			(9,738)
Realized gain distributions			42,417
Net change in unrealized appreciation (depreciation)			34,306
Net assets			$1,199,195

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.09	1,096	$1,199	1.25%	-8.9%	12/31/2022	$1.10	0	$0	1.00%	-8.7%	12/31/2022	$1.11	0	$0	0.75%	-8.5%
12/31/2021	1.20	27	32	1.25%	4.0%	12/31/2021	1.21	0	0	1.00%	4.3%	12/31/2021	1.22	0	0	0.75%	4.5%
12/31/2020	1.15	0	0	1.25%	6.0%	12/31/2020	1.16	0	0	1.00%	6.3%	12/31/2020	1.17	0	0	0.75%	6.6%
12/31/2019	1.09	0	0	1.25%	8.9%	12/31/2019	1.09	0	0	1.00%	9.1%	12/31/2019	1.09	0	0	0.75%	9.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.13	0	$0	0.50%	-8.2%	12/31/2022	$1.14	0	$0	0.25%	-8.0%	12/31/2022	$1.15	0	$0	0.00%	-7.8%
12/31/2021	1.23	0	0	0.50%	4.8%	12/31/2021	1.24	0	0	0.25%	5.0%	12/31/2021	1.24	0	0	0.00%	5.3%
12/31/2020	1.17	0	0	0.50%	6.8%	12/31/2020	1.18	0	0	0.25%	7.1%	12/31/2020	1.18	0	0	0.00%	7.4%
12/31/2019	1.10	0	0	0.50%	9.6%	12/31/2019	1.10	0	0	0.25%	9.8%	12/31/2019	1.10	0	0	0.00%	10.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.9%
2021	7.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust First Eagle Global Fund R6 Class - 06-3VC

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$685,851	$746,481	11,771
Receivables: investments sold	188
Payables: investments purchased	-
Net assets	$686,039

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$686,039	570,258	$1.20
Band 100	-	-	1.21
Band 75	-	-	1.23
Band 50	-	-	1.24
Band 25	-	-	1.25
Band 0	-	-	1.26
Total	$686,039	570,258

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$2,801
Mortality & expense charges			(8,175)
Net investment income (loss)			(5,374)

Gain (loss) on investments:
Net realized gain (loss)			(739)
Realized gain distributions			26,006
Net change in unrealized appreciation (depreciation)			(70,832)
Net gain (loss)			(45,565)

Increase (decrease) in net assets from operations			$(50,939)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,374)	$9,075
Net realized gain (loss)		(739)	5,420
Realized gain distributions		26,006	28,767
Net change in unrealized appreciation (depreciation)		(70,832)	(5,539)

Increase (decrease) in net assets from operations		(50,939)	37,723

Contract owner transactions:
Proceeds from units sold		72,771	720,059
Cost of units redeemed		(7,501)	(394,010)
Account charges		(114)	(94)
Increase (decrease)		65,156	325,955
Net increase (decrease)		14,217	363,678
Net assets, beginning		671,822	308,144
Net assets, ending		$686,039	$671,822

Units sold		59,199	564,973
Units redeemed		(6,315)	(311,467)
Net increase (decrease)		52,884	253,506
Units outstanding, beginning		517,374	263,868
Units outstanding, ending		570,258	517,374

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,445,816
Cost of units redeemed/account charges			(768,923)
Net investment income (loss)			5,728
Net realized gain (loss)			4,724
Realized gain distributions			59,324
Net change in unrealized appreciation (depreciation)			(60,630)
Net assets			$686,039

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.20	570	$686	1.25%	-7.4%	12/31/2022	$1.21	0	$0	1.00%	-7.1%	12/31/2022	$1.23	0	$0	0.75%	-6.9%
12/31/2021	1.30	517	672	1.25%	11.2%	12/31/2021	1.31	0	0	1.00%	11.5%	12/31/2021	1.32	0	0	0.75%	11.8%
12/31/2020	1.17	264	308	1.25%	7.3%	12/31/2020	1.17	0	0	1.00%	7.6%	12/31/2020	1.18	0	0	0.75%	7.8%
12/31/2019	1.09	0	0	1.25%	8.8%	12/31/2019	1.09	0	0	1.00%	9.1%	12/31/2019	1.09	0	0	0.75%	9.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.24	0	$0	0.50%	-6.7%	12/31/2022	$1.25	0	$0	0.25%	-6.4%	12/31/2022	$1.26	0	$0	0.00%	-6.2%
12/31/2021	1.33	0	0	0.50%	12.0%	12/31/2021	1.34	0	0	0.25%	12.3%	12/31/2021	1.35	0	0	0.00%	12.6%
12/31/2020	1.18	0	0	0.50%	8.1%	12/31/2020	1.19	0	0	0.25%	8.4%	12/31/2020	1.20	0	0	0.00%	8.7%
12/31/2019	1.10	0	0	0.50%	9.5%	12/31/2019	1.10	0	0	0.25%	9.8%	12/31/2019	1.10	0	0	0.00%	10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.4%
2021	3.1%
2020	2.2%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Templeton Foreign Fund A Class - 06-312

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$324,829	$355,409	47,285
Receivables: investments sold	-
Payables: investments purchased	(449)
Net assets	$324,380

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$324,380	302,852	$1.07
Band 100	-	-	1.11
Band 75	-	-	1.16
Band 50	-	-	1.20
Band 25	-	-	1.25
Band 0	-	-	1.30
Total	$324,380	302,852

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$3,838
Mortality & expense charges			(3,840)
Net investment income (loss)			(2)

Gain (loss) on investments:
Net realized gain (loss)			(4,789)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(10,059)
Net gain (loss)			(14,848)

Increase (decrease) in net assets from operations			$(14,850)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2)	$4,991
Net realized gain (loss)		(4,789)	38,643
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(10,059)	(34,666)

Increase (decrease) in net assets from operations		(14,850)	8,968

Contract owner transactions:
Proceeds from units sold		44,067	294,667
Cost of units redeemed		(39,255)	(597,028)
Account charges		(373)	(1,706)
Increase (decrease)		4,439	(304,067)
Net increase (decrease)		(10,411)	(295,099)
Net assets, beginning		334,791	629,890
Net assets, ending		$324,380	$334,791

Units sold		42,401	249,512
Units redeemed		(37,179)	(532,922)
Net increase (decrease)		5,222	(283,410)
Units outstanding, beginning		297,630	581,040
Units outstanding, ending		302,852	297,630

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$4,675,507
Cost of units redeemed/account charges			(4,499,859)
Net investment income (loss)			90,567
Net realized gain (loss)			(29,445)
Realized gain distributions			118,190
Net change in unrealized appreciation (depreciation)			(30,580)
Net assets			$324,380

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.07	303	$324	1.25%	-4.8%	12/31/2022	$1.11	0	$0	1.00%	-4.5%	12/31/2022	$1.16	0	$0	0.75%	-4.3%
12/31/2021	1.12	298	335	1.25%	3.8%	12/31/2021	1.17	0	0	1.00%	4.0%	12/31/2021	1.21	0	0	0.75%	4.3%
12/31/2020	1.08	581	630	1.25%	-1.7%	12/31/2020	1.12	0	0	1.00%	-1.5%	12/31/2020	1.16	0	0	0.75%	-1.2%
12/31/2019	1.10	608	671	1.25%	11.1%	12/31/2019	1.14	0	0	1.00%	11.3%	12/31/2019	1.17	0	0	0.75%	11.6%
12/31/2018	0.99	1,276	1,267	1.25%	-16.1%	12/31/2018	1.02	0	0	1.00%	-15.9%	12/31/2018	1.05	0	0	0.75%	-15.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.20	0	$0	0.50%	-4.1%	12/31/2022	$1.25	0	$0	0.25%	-3.8%	12/31/2022	$1.30	0	$0	0.00%	-3.6%
12/31/2021	1.26	0	0	0.50%	4.5%	12/31/2021	1.30	0	0	0.25%	4.8%	12/31/2021	1.35	0	0	0.00%	5.1%
12/31/2020	1.20	0	0	0.50%	-1.0%	12/31/2020	1.24	0	0	0.25%	-0.7%	12/31/2020	1.29	0	0	0.00%	-0.5%
12/31/2019	1.21	0	0	0.50%	11.9%	12/31/2019	1.25	0	0	0.25%	12.2%	12/31/2019	1.29	0	0	0.00%	12.5%
12/31/2018	1.08	0	0	0.50%	-15.4%	12/31/2018	1.12	0	0	0.25%	-15.2%	12/31/2018	1.15	0	0	0.00%	-15.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.2%
2021	2.7%
2020	1.3%
2019	2.2%
2018	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Templeton Growth Fund R Class - 06-925

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$136,117	$139,046	6,443
Receivables: investments sold	-
Payables: investments purchased	(24)
Net assets	$136,093

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$136,093	76,926	$1.77
Band 100	-	-	1.86
Band 75	-	-	1.95
Band 50	-	-	2.04
Band 25	-	-	2.14
Band 0	-	-	2.25
Total	$136,093	76,926

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,135
Mortality & expense charges			(2,041)
Net investment income (loss)			(906)

Gain (loss) on investments:
Net realized gain (loss)			(2,671)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(24,599)
Net gain (loss)			(27,270)

Increase (decrease) in net assets from operations			$(28,176)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(906)	$371
Net realized gain (loss)		(2,671)	747
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(24,599)	5,237

Increase (decrease) in net assets from operations		(28,176)	6,355

Contract owner transactions:
Proceeds from units sold		162	11,669
Cost of units redeemed		(36,838)	(4,075)
Account charges		(34)	(29)
Increase (decrease)		(36,710)	7,565
Net increase (decrease)		(64,886)	13,920
Net assets, beginning		200,979	187,059
Net assets, ending		$136,093	$200,979

Units sold		253	5,624
Units redeemed		(22,008)	(2,045)
Net increase (decrease)		(21,755)	3,579
Units outstanding, beginning		98,681	95,102
Units outstanding, ending		76,926	98,681

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$15,904,911
Cost of units redeemed/account charges			(16,989,090)
Net investment income (loss)			161,527
Net realized gain (loss)			(496,255)
Realized gain distributions			1,557,929
Net change in unrealized appreciation (depreciation)			(2,929)
Net assets			$136,093

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.77	77	$136	1.25%	-13.0%	12/31/2022	$1.86	0	$0	1.00%	-12.8%	12/31/2022	$1.95	0	$0	0.75%	-12.6%
12/31/2021	2.03	95	193	1.25%	3.5%	12/31/2021	2.13	4	8	1.00%	3.8%	12/31/2021	2.23	0	0	0.75%	4.1%
12/31/2020	1.96	91	179	1.25%	4.1%	12/31/2020	2.05	4	8	1.00%	4.4%	12/31/2020	2.14	0	0	0.75%	4.7%
12/31/2019	1.89	102	192	1.25%	13.1%	12/31/2019	1.96	4	7	1.00%	13.4%	12/31/2019	2.05	0	0	0.75%	13.7%
12/31/2018	1.67	106	176	1.25%	-15.8%	12/31/2018	1.73	0	0	1.00%	-15.6%	12/31/2018	1.80	0	0	0.75%	-15.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.04	0	$0	0.50%	-12.3%	12/31/2022	$2.14	0	$0	0.25%	-12.1%	12/31/2022	$2.25	0	$0	0.00%	-11.9%
12/31/2021	2.33	0	0	0.50%	4.3%	12/31/2021	2.44	0	0	0.25%	4.6%	12/31/2021	2.56	0	0	0.00%	4.9%
12/31/2020	2.23	0	0	0.50%	4.9%	12/31/2020	2.33	0	0	0.25%	5.2%	12/31/2020	2.44	0	0	0.00%	5.4%
12/31/2019	2.13	0	0	0.50%	14.0%	12/31/2019	2.22	0	0	0.25%	14.3%	12/31/2019	2.31	0	0	0.00%	14.5%
12/31/2018	1.87	0	0	0.50%	-15.2%	12/31/2018	1.94	0	0	0.25%	-15.0%	12/31/2018	2.02	0	0	0.00%	-14.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.7%
2021	1.5%
2020	0.7%
2019	1.9%
2018	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Templeton Foreign Fund R Class - 06-920

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$173,078	$181,034	25,660
Receivables: investments sold	-
Payables: investments purchased	(1,153)
Net assets	$171,925

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$154,570	84,541	$1.83
Band 100	17,355	9,046	1.92
Band 75	-	-	2.01
Band 50	-	-	2.11
Band 25	-	-	2.22
Band 0	-	-	2.33
Total	$171,925	93,587

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,686
Mortality & expense charges			(2,096)
Net investment income (loss)			(410)

Gain (loss) on investments:
Net realized gain (loss)			(2,912)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(9,317)
Net gain (loss)			(12,229)

Increase (decrease) in net assets from operations			$(12,639)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(410)	$4,828
Net realized gain (loss)		(2,912)	7,003
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(9,317)	11

Increase (decrease) in net assets from operations		(12,639)	11,842

Contract owner transactions:
Proceeds from units sold		67,446	27,088
Cost of units redeemed		(94,408)	(88,648)
Account charges		(451)	(713)
Increase (decrease)		(27,413)	(62,273)
Net increase (decrease)		(40,052)	(50,431)
Net assets, beginning		211,977	262,408
Net assets, ending		$171,925	$211,977

Units sold		35,362	13,601
Units redeemed		(51,372)	(44,777)
Net increase (decrease)		(16,010)	(31,176)
Units outstanding, beginning		109,597	140,773
Units outstanding, ending		93,587	109,597

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$5,626,963
Cost of units redeemed/account charges			(5,763,108)
Net investment income (loss)			102,535
Net realized gain (loss)			(371,288)
Realized gain distributions			584,779
Net change in unrealized appreciation (depreciation)			(7,956)
Net assets			$171,925

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.83	85	$155	1.25%	-5.1%	12/31/2022	$1.92	9	$17	1.00%	-4.8%	12/31/2022	$2.01	0	$0	0.75%	-4.6%
12/31/2021	1.93	100	192	1.25%	3.7%	12/31/2021	2.02	10	20	1.00%	3.9%	12/31/2021	2.11	0	0	0.75%	4.2%
12/31/2020	1.86	131	243	1.25%	-2.1%	12/31/2020	1.94	10	19	1.00%	-1.8%	12/31/2020	2.03	0	0	0.75%	-1.6%
12/31/2019	1.90	181	344	1.25%	10.9%	12/31/2019	1.98	18	35	1.00%	11.2%	12/31/2019	2.06	0	0	0.75%	11.5%
12/31/2018	1.71	423	724	1.25%	-16.4%	12/31/2018	1.78	17	31	1.00%	-16.2%	12/31/2018	1.85	0	0	0.75%	-16.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.11	0	$0	0.50%	-4.4%	12/31/2022	$2.22	0	$0	0.25%	-4.1%	12/31/2022	$2.33	0	$0	0.00%	-3.9%
12/31/2021	2.21	0	0	0.50%	4.4%	12/31/2021	2.31	0	0	0.25%	4.7%	12/31/2021	2.42	0	0	0.00%	5.0%
12/31/2020	2.11	0	0	0.50%	-1.3%	12/31/2020	2.21	0	0	0.25%	-1.1%	12/31/2020	2.31	0	0	0.00%	-0.8%
12/31/2019	2.14	0	0	0.50%	11.8%	12/31/2019	2.23	0	0	0.25%	12.1%	12/31/2019	2.33	0	0	0.00%	12.3%
12/31/2018	1.92	0	0	0.50%	-15.8%	12/31/2018	1.99	0	0	0.25%	-15.6%	12/31/2018	2.07	0	0	0.00%	-15.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.9%
2021	3.4%
2020	0.9%
2019	2.4%
2018	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Growth Fund A Class - 06-819

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1	$1	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$1

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1	-	$3.05
Band 100	-	-	3.14
Band 75	-	-	3.23
Band 50	-	-	3.32
Band 25	-	-	3.42
Band 0	-	-	3.52
Total	$1	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			(12,376)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(10,004)
Net gain (loss)			(22,380)

Increase (decrease) in net assets from operations			$(22,380)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(2,010)
Net realized gain (loss)		(12,376)	54,645
Realized gain distributions		-	12,476
Net change in unrealized appreciation (depreciation)		(10,004)	(14,875)

Increase (decrease) in net assets from operations		(22,380)	50,236

Contract owner transactions:
Proceeds from units sold		12,138	81,283
Cost of units redeemed		(139,529)	(300,814)
Account charges		(23)	(51)
Increase (decrease)		(127,414)	(219,582)
Net increase (decrease)		(149,794)	(169,346)
Net assets, beginning		149,795	319,141
Net assets, ending		$1	$149,795

Units sold		3,097	21,249
Units redeemed		(34,986)	(78,930)
Net increase (decrease)		(31,889)	(57,681)
Units outstanding, beginning		31,889	89,570
Units outstanding, ending		-	31,889

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$29,193,122
Cost of units redeemed/account charges			(31,156,089)
Net investment income (loss)			(214,895)
Net realized gain (loss)			1,624,967
Realized gain distributions			552,896
Net change in unrealized appreciation (depreciation)			-
Net assets			$1

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.05	0	$0	1.25%	-26.0%	12/31/2022	$3.14	0	$0	1.00%	-25.8%	12/31/2022	$3.23	0	$0	0.75%	-25.6%
12/31/2021	4.12	0	0	1.25%	20.3%	12/31/2021	4.23	0	0	1.00%	20.6%	12/31/2021	4.34	0	0	0.75%	20.9%
12/31/2020	3.42	61	208	1.25%	29.0%	12/31/2020	3.51	0	0	1.00%	29.3%	12/31/2020	3.59	0	0	0.75%	29.7%
12/31/2019	2.65	195	517	1.25%	30.5%	12/31/2019	2.71	0	0	1.00%	30.9%	12/31/2019	2.77	0	0	0.75%	31.2%
12/31/2018	2.03	644	1,310	1.25%	-4.6%	12/31/2018	2.07	0	0	1.00%	-4.4%	12/31/2018	2.11	0	0	0.75%	-4.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.32	0	$0	0.50%	-25.5%	12/31/2022	$3.42	0	$0	0.25%	-25.3%	12/31/2022	$3.52	0	$0	0.00%	-25.1%
12/31/2021	4.46	0	0	0.50%	21.2%	12/31/2021	4.58	0	0	0.25%	21.5%	12/31/2021	4.70	32	150	0.00%	21.8%
12/31/2020	3.68	0	0	0.50%	30.0%	12/31/2020	3.77	0	0	0.25%	30.3%	12/31/2020	3.86	29	111	0.00%	30.6%
12/31/2019	2.83	0	0	0.50%	31.5%	12/31/2019	2.89	0	0	0.25%	31.8%	12/31/2019	2.95	20	59	0.00%	32.2%
12/31/2018	2.15	0	0	0.50%	-3.9%	12/31/2018	2.19	0	0	0.25%	-3.6%	12/31/2018	2.23	22	50	0.00%	-3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.2%
2019	0.2%
2018	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Growth Fund R Class - 06-818

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$23,384	$30,496	231
Receivables: investments sold	10
Payables: investments purchased	-
Net assets	$23,394

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$23,394	7,900	$2.96
Band 100	-	-	3.05
Band 75	-	-	3.14
Band 50	-	-	3.23
Band 25	-	-	3.32
Band 0	-	-	3.42
Total	$23,394	7,900

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(977)
Net investment income (loss)			(977)

Gain (loss) on investments:
Net realized gain (loss)			23,138
Realized gain distributions			2,263
Net change in unrealized appreciation (depreciation)			(84,410)
Net gain (loss)			(59,009)

Increase (decrease) in net assets from operations			$(59,986)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(977)	$(4,933)
Net realized gain (loss)		23,138	25,218
Realized gain distributions		2,263	35,034
Net change in unrealized appreciation (depreciation)		(84,410)	18,266

Increase (decrease) in net assets from operations		(59,986)	73,585

Contract owner transactions:
Proceeds from units sold		16,234	91,614
Cost of units redeemed		(353,427)	(82,778)
Account charges		(21)	(119)
Increase (decrease)		(337,214)	8,717
Net increase (decrease)		(397,200)	82,302
Net assets, beginning		420,594	338,292
Net assets, ending		$23,394	$420,594

Units sold		4,726	25,119
Units redeemed		(101,657)	(21,449)
Net increase (decrease)		(96,931)	3,670
Units outstanding, beginning		104,831	101,161
Units outstanding, ending		7,900	104,831

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,712,475
Cost of units redeemed/account charges			(3,260,339)
Net investment income (loss)			(47,413)
Net realized gain (loss)			480,500
Realized gain distributions			145,283
Net change in unrealized appreciation (depreciation)			(7,112)
Net assets			$23,394

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.96	8	$23	1.25%	-26.2%	12/31/2022	$3.05	0	$0	1.00%	-26.0%	12/31/2022	$3.14	0	$0	0.75%	-25.8%
12/31/2021	4.01	105	421	1.25%	20.0%	12/31/2021	4.12	0	0	1.00%	20.3%	12/31/2021	4.23	0	0	0.75%	20.6%
12/31/2020	3.34	101	338	1.25%	28.7%	12/31/2020	3.42	0	0	1.00%	29.0%	12/31/2020	3.51	0	0	0.75%	29.3%
12/31/2019	2.60	181	471	1.25%	30.2%	12/31/2019	2.65	0	0	1.00%	30.5%	12/31/2019	2.71	0	0	0.75%	30.9%
12/31/2018	2.00	216	430	1.25%	-4.8%	12/31/2018	2.03	0	0	1.00%	-4.6%	12/31/2018	2.07	0	0	0.75%	-4.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.23	0	$0	0.50%	-25.6%	12/31/2022	$3.32	0	$0	0.25%	-25.4%	12/31/2022	$3.42	0	$0	0.00%	-25.3%
12/31/2021	4.34	0	0	0.50%	20.9%	12/31/2021	4.46	0	0	0.25%	21.2%	12/31/2021	4.58	0	0	0.00%	21.5%
12/31/2020	3.59	0	0	0.50%	29.7%	12/31/2020	3.68	0	0	0.25%	30.0%	12/31/2020	3.77	0	0	0.00%	30.3%
12/31/2019	2.77	0	0	0.50%	31.2%	12/31/2019	2.83	0	0	0.25%	31.5%	12/31/2019	2.89	0	0	0.00%	31.9%
12/31/2018	2.11	0	0	0.50%	-4.1%	12/31/2018	2.15	0	0	0.25%	-3.9%	12/31/2018	2.19	0	0	0.00%	-3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.1%
2018	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Income Fund R Class - 06-724

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$340,441	$351,612	153,463
Receivables: investments sold	247
Payables: investments purchased	-
Net assets	$340,688

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$165,068	105,579	$1.56
Band 100	175,620	109,519	1.60
Band 75	-	-	1.64
Band 50	-	-	1.69
Band 25	-	-	1.73
Band 0	-	-	1.77
Total	$340,688	215,098

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$19,712
Mortality & expense charges			(4,518)
Net investment income (loss)			15,194

Gain (loss) on investments:
Net realized gain (loss)			(1,599)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(45,446)
Net gain (loss)			(47,045)

Increase (decrease) in net assets from operations			$(31,851)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$15,194	$15,706
Net realized gain (loss)		(1,599)	20,604
Realized gain distributions		-	9,311
Net change in unrealized appreciation (depreciation)		(45,446)	28,906

Increase (decrease) in net assets from operations		(31,851)	74,527

Contract owner transactions:
Proceeds from units sold		33,626	58,177
Cost of units redeemed		(117,948)	(233,069)
Account charges		(254)	(209)
Increase (decrease)		(84,576)	(175,101)
Net increase (decrease)		(116,427)	(100,574)
Net assets, beginning		457,115	557,689
Net assets, ending		$340,688	$457,115

Units sold		20,716	65,966
Units redeemed		(75,882)	(176,509)
Net increase (decrease)		(55,166)	(110,543)
Units outstanding, beginning		270,264	380,807
Units outstanding, ending		215,098	270,264

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,241,596
Cost of units redeemed/account charges			(2,106,550)
Net investment income (loss)			193,058
Net realized gain (loss)			14,444
Realized gain distributions			9,311
Net change in unrealized appreciation (depreciation)			(11,171)
Net assets			$340,688

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.56	106	$165	1.25%	-6.7%	12/31/2022	$1.60	110	$176	1.00%	-6.5%	12/31/2022	$1.64	0	$0	0.75%	-6.2%
12/31/2021	1.68	163	273	1.25%	15.7%	12/31/2021	1.71	108	184	1.00%	16.0%	12/31/2021	1.75	0	0	0.75%	16.3%
12/31/2020	1.45	192	278	1.25%	2.0%	12/31/2020	1.48	181	268	1.00%	2.2%	12/31/2020	1.51	0	0	0.75%	2.5%
12/31/2019	1.42	185	263	1.25%	13.7%	12/31/2019	1.45	274	396	1.00%	14.0%	12/31/2019	1.47	0	0	0.75%	14.3%
12/31/2018	1.25	183	229	1.25%	-6.9%	12/31/2018	1.27	278	353	1.00%	-6.7%	12/31/2018	1.29	0	0	0.75%	-6.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.69	0	$0	0.50%	-6.0%	12/31/2022	$1.73	0	$0	0.25%	-5.8%	12/31/2022	$1.77	0	$0	0.00%	-5.5%
12/31/2021	1.79	0	0	0.50%	16.6%	12/31/2021	1.84	0	0	0.25%	16.9%	12/31/2021	1.88	0	0	0.00%	17.2%
12/31/2020	1.54	8	12	0.50%	2.7%	12/31/2020	1.57	0	0	0.25%	3.0%	12/31/2020	1.60	0	0	0.00%	3.3%
12/31/2019	1.50	8	12	0.50%	14.6%	12/31/2019	1.53	0	0	0.25%	14.8%	12/31/2019	1.55	0	0	0.00%	15.1%
12/31/2018	1.31	12	16	0.50%	-6.2%	12/31/2018	1.33	0	0	0.25%	-6.0%	12/31/2018	1.35	0	0	0.00%	-5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	4.9%
2021	4.2%
2020	5.4%
2019	5.3%
2018	5.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Income Fund Advisor Class - 06-719

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$35,847	$38,542	15,949
Receivables: investments sold	40
Payables: investments purchased	-
Net assets	$35,887

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$35,887	21,860	$1.64
Band 100	-	-	1.68
Band 75	-	-	1.73
Band 50	-	-	1.77
Band 25	-	-	1.82
Band 0	-	-	1.86
Total	$35,887	21,860

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$11,058
Mortality & expense charges			(2,451)
Net investment income (loss)			8,607

Gain (loss) on investments:
Net realized gain (loss)			76,579
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(86,163)
Net gain (loss)			(9,584)

Increase (decrease) in net assets from operations			$(977)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,607	$25,454
Net realized gain (loss)		76,579	1,903
Realized gain distributions		-	16,449
Net change in unrealized appreciation (depreciation)		(86,163)	64,155

Increase (decrease) in net assets from operations		(977)	107,961

Contract owner transactions:
Proceeds from units sold		16,377	72,684
Cost of units redeemed		(789,214)	(31,746)
Account charges		(3)	(731)
Increase (decrease)		(772,840)	40,207
Net increase (decrease)		(773,817)	148,168
Net assets, beginning		809,704	661,536
Net assets, ending		$35,887	$809,704

Units sold		9,593	44,163
Units redeemed		(450,761)	(20,133)
Net increase (decrease)		(441,168)	24,030
Units outstanding, beginning		463,028	438,998
Units outstanding, ending		21,860	463,028

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$4,068,328
Cost of units redeemed/account charges			(4,422,294)
Net investment income (loss)			304,631
Net realized gain (loss)			71,468
Realized gain distributions			16,449
Net change in unrealized appreciation (depreciation)			(2,695)
Net assets			$35,887

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.64	22	$36	1.25%	-6.1%	12/31/2022	$1.68	0	$0	1.00%	-5.9%	12/31/2022	$1.73	0	$0	0.75%	-5.7%
12/31/2021	1.75	463	810	1.25%	16.0%	12/31/2021	1.79	0	0	1.00%	16.3%	12/31/2021	1.83	0	0	0.75%	16.6%
12/31/2020	1.51	439	662	1.25%	2.4%	12/31/2020	1.54	0	0	1.00%	2.7%	12/31/2020	1.57	0	0	0.75%	2.9%
12/31/2019	1.47	543	799	1.25%	14.6%	12/31/2019	1.50	0	0	1.00%	14.9%	12/31/2019	1.52	0	0	0.75%	15.2%
12/31/2018	1.28	553	710	1.25%	-6.4%	12/31/2018	1.30	0	0	1.00%	-6.2%	12/31/2018	1.32	0	0	0.75%	-5.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.77	0	$0	0.50%	-5.4%	12/31/2022	$1.82	0	$0	0.25%	-5.2%	12/31/2022	$1.86	0	$0	0.00%	-4.9%
12/31/2021	1.87	0	0	0.50%	16.9%	12/31/2021	1.92	0	0	0.25%	17.2%	12/31/2021	1.96	0	0	0.00%	17.5%
12/31/2020	1.60	0	0	0.50%	3.2%	12/31/2020	1.63	0	0	0.25%	3.5%	12/31/2020	1.67	0	0	0.00%	3.7%
12/31/2019	1.55	0	0	0.50%	15.4%	12/31/2019	1.58	0	0	0.25%	15.7%	12/31/2019	1.61	0	0	0.00%	16.0%
12/31/2018	1.34	0	0	0.50%	-5.7%	12/31/2018	1.37	0	0	0.25%	-5.5%	12/31/2018	1.39	0	0	0.00%	-5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.6%
2021	4.7%
2020	4.8%
2019	5.6%
2018	5.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Mutual Global Discovery Fund R Class - 06-726 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.70
Band 100	-	-	1.74
Band 75	-	-	1.79
Band 50	-	-	1.83
Band 25	-	-	1.88
Band 0	-	-	1.93
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$807,454
Cost of units redeemed/account charges			(857,743)
Net investment income (loss)			10,911
Net realized gain (loss)			(47,669)
Realized gain distributions			87,047
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.70	0	$0	1.25%	-6.4%	12/31/2022	$1.74	0	$0	1.00%	-6.2%	12/31/2022	$1.79	0	$0	0.75%	-5.9%
12/31/2021	1.82	0	0	1.25%	17.6%	12/31/2021	1.86	0	0	1.00%	17.9%	12/31/2021	1.90	0	0	0.75%	18.2%
12/31/2020	1.54	0	0	1.25%	-6.1%	12/31/2020	1.58	0	0	1.00%	-5.8%	12/31/2020	1.61	0	0	0.75%	-5.6%
12/31/2019	1.64	0	0	1.25%	22.5%	12/31/2019	1.67	0	0	1.00%	22.9%	12/31/2019	1.70	0	0	0.75%	23.2%
12/31/2018	1.34	38	52	1.25%	-12.3%	12/31/2018	1.36	0	0	1.00%	-12.1%	12/31/2018	1.38	0	0	0.75%	-11.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.83	0	$0	0.50%	-5.7%	12/31/2022	$1.88	0	$0	0.25%	-5.5%	12/31/2022	$1.93	0	$0	0.00%	-5.2%
12/31/2021	1.94	0	0	0.50%	18.5%	12/31/2021	1.99	0	0	0.25%	18.8%	12/31/2021	2.03	0	0	0.00%	19.1%
12/31/2020	1.64	0	0	0.50%	-5.3%	12/31/2020	1.67	0	0	0.25%	-5.1%	12/31/2020	1.71	0	0	0.00%	-4.9%
12/31/2019	1.73	0	0	0.50%	23.5%	12/31/2019	1.76	0	0	0.25%	23.8%	12/31/2019	1.80	0	0	0.00%	24.1%
12/31/2018	1.40	0	0	0.50%	-11.7%	12/31/2018	1.43	0	0	0.25%	-11.5%	12/31/2018	1.45	0	0	0.00%	-11.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Mutual Global Discovery Fund Z Class - 06-723

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$163,892	$192,261	5,961
Receivables: investments sold	-
Payables: investments purchased	(1,927)
Net assets	$161,965

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$161,965	90,591	$1.79
Band 100	-	-	1.83
Band 75	-	-	1.88
Band 50	-	-	1.93
Band 25	-	-	1.98
Band 0	-	-	2.03
Total	$161,965	90,591

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$3,314
Mortality & expense charges			(2,029)
Net investment income (loss)			1,285

Gain (loss) on investments:
Net realized gain (loss)			(1,145)
Realized gain distributions			12,418
Net change in unrealized appreciation (depreciation)			(21,645)
Net gain (loss)			(10,372)

Increase (decrease) in net assets from operations			$(9,087)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,285	$519
Net realized gain (loss)		(1,145)	(21,322)
Realized gain distributions		12,418	11,178
Net change in unrealized appreciation (depreciation)		(21,645)	58,042

Increase (decrease) in net assets from operations		(9,087)	48,417

Contract owner transactions:
Proceeds from units sold		22,052	177,183
Cost of units redeemed		(23,666)	(2,263,613)
Account charges		(1,186)	(423)
Increase (decrease)		(2,800)	(2,086,853)
Net increase (decrease)		(11,887)	(2,038,436)
Net assets, beginning		173,852	2,212,288
Net assets, ending		$161,965	$173,852

Units sold		12,500	97,313
Units redeemed		(13,395)	(1,381,730)
Net increase (decrease)		(895)	(1,284,417)
Units outstanding, beginning		91,486	1,375,903
Units outstanding, ending		90,591	91,486

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$23,650,462
Cost of units redeemed/account charges			(24,092,637)
Net investment income (loss)			202,766
Net realized gain (loss)			(869,385)
Realized gain distributions			1,299,128
Net change in unrealized appreciation (depreciation)			(28,369)
Net assets			$161,965

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.79	91	$162	1.25%	-5.9%	12/31/2022	$1.83	0	$0	1.00%	-5.7%	12/31/2022	$1.88	0	$0	0.75%	-5.4%
12/31/2021	1.90	91	174	1.25%	18.2%	12/31/2021	1.94	0	0	1.00%	18.5%	12/31/2021	1.99	0	0	0.75%	18.8%
12/31/2020	1.61	1,376	2,212	1.25%	-5.6%	12/31/2020	1.64	0	0	1.00%	-5.3%	12/31/2020	1.67	0	0	0.75%	-5.1%
12/31/2019	1.70	1,290	2,196	1.25%	23.1%	12/31/2019	1.73	0	0	1.00%	23.5%	12/31/2019	1.76	0	0	0.75%	23.8%
12/31/2018	1.38	9,131	12,625	1.25%	-11.9%	12/31/2018	1.40	0	0	1.00%	-11.7%	12/31/2018	1.43	0	0	0.75%	-11.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.93	0	$0	0.50%	-5.2%	12/31/2022	$1.98	0	$0	0.25%	-5.0%	12/31/2022	$2.03	0	$0	0.00%	-4.7%
12/31/2021	2.03	0	0	0.50%	19.1%	12/31/2021	2.08	0	0	0.25%	19.4%	12/31/2021	2.13	0	0	0.00%	19.7%
12/31/2020	1.71	0	0	0.50%	-4.9%	12/31/2020	1.74	0	0	0.25%	-4.6%	12/31/2020	1.78	0	0	0.00%	-4.4%
12/31/2019	1.80	0	0	0.50%	24.1%	12/31/2019	1.83	0	0	0.25%	24.4%	12/31/2019	1.86	0	0	0.00%	24.7%
12/31/2018	1.45	0	0	0.50%	-11.2%	12/31/2018	1.47	0	0	0.25%	-11.0%	12/31/2018	1.49	0	0	0.00%	-10.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.0%
2021	0.3%
2020	2.8%
2019	0.6%
2018	3.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Templeton Global Bond Fund A Class - 06-886

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$295,926	$368,584	37,125
Receivables: investments sold	-
Payables: investments purchased	(3,009)
Net assets	$292,917

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$292,917	317,066	$0.92
Band 100	-	-	0.95
Band 75	-	-	0.98
Band 50	-	-	1.01
Band 25	-	-	1.04
Band 0	-	-	1.08
Total	$292,917	317,066

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$18,225
Mortality & expense charges			(4,617)
Net investment income (loss)			13,608

Gain (loss) on investments:
Net realized gain (loss)			(157,973)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			113,122
Net gain (loss)			(44,851)

Increase (decrease) in net assets from operations			$(31,243)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$13,608	$41,003
Net realized gain (loss)		(157,973)	(108,063)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		113,122	(3,284)

Increase (decrease) in net assets from operations		(31,243)	(70,344)

Contract owner transactions:
Proceeds from units sold		57,281	150,452
Cost of units redeemed		(558,394)	(462,747)
Account charges		(566)	(1,311)
Increase (decrease)		(501,679)	(313,606)
Net increase (decrease)		(532,922)	(383,950)
Net assets, beginning		825,839	1,209,789
Net assets, ending		$292,917	$825,839

Units sold		68,050	147,925
Units redeemed		(579,386)	(457,379)
Net increase (decrease)		(511,336)	(309,454)
Units outstanding, beginning		828,402	1,137,856
Units outstanding, ending		317,066	828,402

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$49,732,857
Cost of units redeemed/account charges			(49,343,634)
Net investment income (loss)			2,517,745
Net realized gain (loss)			(2,616,418)
Realized gain distributions			75,025
Net change in unrealized appreciation (depreciation)			(72,658)
Net assets			$292,917

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.92	317	$293	1.25%	-7.3%	12/31/2022	$0.95	0	$0	1.00%	-7.1%	12/31/2022	$0.98	0	$0	0.75%	-6.9%
12/31/2021	1.00	828	826	1.25%	-6.2%	12/31/2021	1.03	0	0	1.00%	-6.0%	12/31/2021	1.05	0	0	0.75%	-5.8%
12/31/2020	1.06	1,138	1,210	1.25%	-5.6%	12/31/2020	1.09	0	0	1.00%	-5.4%	12/31/2020	1.12	0	0	0.75%	-5.1%
12/31/2019	1.13	1,455	1,639	1.25%	-0.6%	12/31/2019	1.15	0	0	1.00%	-0.4%	12/31/2019	1.18	0	0	0.75%	-0.1%
12/31/2018	1.13	4,690	5,315	1.25%	0.0%	12/31/2018	1.16	0	0	1.00%	0.3%	12/31/2018	1.18	0	0	0.75%	0.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.01	0	$0	0.50%	-6.6%	12/31/2022	$1.04	0	$0	0.25%	-6.4%	12/31/2022	$1.08	0	$0	0.00%	-6.2%
12/31/2021	1.08	0	0	0.50%	-5.5%	12/31/2021	1.11	0	0	0.25%	-5.3%	12/31/2021	1.15	0	0	0.00%	-5.1%
12/31/2020	1.15	0	0	0.50%	-4.9%	12/31/2020	1.18	0	0	0.25%	-4.6%	12/31/2020	1.21	0	0	0.00%	-4.4%
12/31/2019	1.21	0	0	0.50%	0.1%	12/31/2019	1.23	0	0	0.25%	0.4%	12/31/2019	1.26	12	15	0.00%	0.6%
12/31/2018	1.20	0	0	0.50%	0.8%	12/31/2018	1.23	0	0	0.25%	1.0%	12/31/2018	1.26	26	32	0.00%	1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.3%
2021	5.3%
2020	4.5%
2019	8.1%
2018	4.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Templeton Global Bond Fund R Class - 06-887

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$79,202	$87,467	10,042
Receivables: investments sold	29
Payables: investments purchased	-
Net assets	$79,231

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$79,231	88,403	$0.90
Band 100	-	-	0.92
Band 75	-	-	0.95
Band 50	-	-	0.98
Band 25	-	-	1.01
Band 0	-	-	1.04
Total	$79,231	88,403

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$7,615
Mortality & expense charges			(1,948)
Net investment income (loss)			5,667

Gain (loss) on investments:
Net realized gain (loss)			(17,765)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			7,316
Net gain (loss)			(10,449)

Increase (decrease) in net assets from operations			$(4,782)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,667	$5,124
Net realized gain (loss)		(17,765)	(2,611)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		7,316	(12,098)

Increase (decrease) in net assets from operations		(4,782)	(9,585)

Contract owner transactions:
Proceeds from units sold		288,022	25,342
Cost of units redeemed		(338,981)	(28,611)
Account charges		(84)	(34)
Increase (decrease)		(51,043)	(3,303)
Net increase (decrease)		(55,825)	(12,888)
Net assets, beginning		135,056	147,944
Net assets, ending		$79,231	$135,056

Units sold		313,752	25,439
Units redeemed		(364,652)	(28,855)
Net increase (decrease)		(50,900)	(3,416)
Units outstanding, beginning		139,303	142,719
Units outstanding, ending		88,403	139,303

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$5,826,577
Cost of units redeemed/account charges			(5,780,799)
Net investment income (loss)			174,416
Net realized gain (loss)			(141,432)
Realized gain distributions			8,734
Net change in unrealized appreciation (depreciation)			(8,265)
Net assets			$79,231

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.90	88	$79	1.25%	-7.6%	12/31/2022	$0.92	0	$0	1.00%	-7.3%	12/31/2022	$0.95	0	$0	0.75%	-7.1%
12/31/2021	0.97	139	135	1.25%	-6.5%	12/31/2021	1.00	0	0	1.00%	-6.2%	12/31/2021	1.03	0	0	0.75%	-6.0%
12/31/2020	1.04	143	148	1.25%	-5.8%	12/31/2020	1.06	0	0	1.00%	-5.6%	12/31/2020	1.09	0	0	0.75%	-5.4%
12/31/2019	1.10	138	152	1.25%	-0.9%	12/31/2019	1.13	0	0	1.00%	-0.6%	12/31/2019	1.15	0	0	0.75%	-0.4%
12/31/2018	1.11	265	295	1.25%	-0.2%	12/31/2018	1.13	0	0	1.00%	0.0%	12/31/2018	1.16	0	0	0.75%	0.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.98	0	$0	0.50%	-6.9%	12/31/2022	$1.01	0	$0	0.25%	-6.6%	12/31/2022	$1.04	0	$0	0.00%	-6.4%
12/31/2021	1.05	0	0	0.50%	-5.8%	12/31/2021	1.08	0	0	0.25%	-5.5%	12/31/2021	1.11	0	0	0.00%	-5.3%
12/31/2020	1.12	0	0	0.50%	-5.1%	12/31/2020	1.15	0	0	0.25%	-4.9%	12/31/2020	1.18	0	0	0.00%	-4.6%
12/31/2019	1.18	0	0	0.50%	-0.1%	12/31/2019	1.21	0	0	0.25%	0.1%	12/31/2019	1.23	0	0	0.00%	0.4%
12/31/2018	1.18	0	0	0.50%	0.5%	12/31/2018	1.21	0	0	0.25%	0.8%	12/31/2018	1.23	0	0	0.00%	1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	7.1%
2021	4.9%
2020	4.8%
2019	6.3%
2018	4.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Small Cap Value Fund A Class - 06-247

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$78,998	$94,557	1,585
Receivables: investments sold	-
Payables: investments purchased	(40)
Net assets	$78,958

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$53,415	21,704	$2.46
Band 100	-	-	2.56
Band 75	-	-	2.67
Band 50	-	-	2.78
Band 25	-	-	2.89
Band 0	25,543	8,477	3.01
Total	$78,958	30,181

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$312
Mortality & expense charges			(689)
Net investment income (loss)			(377)

Gain (loss) on investments:
Net realized gain (loss)			(942)
Realized gain distributions			2,140
Net change in unrealized appreciation (depreciation)			(9,663)
Net gain (loss)			(8,465)

Increase (decrease) in net assets from operations			$(8,842)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(377)	$(1,289)
Net realized gain (loss)		(942)	46,743
Realized gain distributions		2,140	6,846
Net change in unrealized appreciation (depreciation)		(9,663)	(21,642)

Increase (decrease) in net assets from operations		(8,842)	30,658

Contract owner transactions:
Proceeds from units sold		11,412	97,816
Cost of units redeemed		(4,059)	(194,729)
Account charges		(315)	(344)
Increase (decrease)		7,038	(97,257)
Net increase (decrease)		(1,804)	(66,599)
Net assets, beginning		80,762	147,361
Net assets, ending		$78,958	$80,762

Units sold		4,072	36,392
Units redeemed		(1,774)	(73,313)
Net increase (decrease)		2,298	(36,921)
Units outstanding, beginning		27,883	64,804
Units outstanding, ending		30,181	27,883

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,700,099
Cost of units redeemed/account charges			(3,075,842)
Net investment income (loss)			(50,306)
Net realized gain (loss)			68,757
Realized gain distributions			451,809
Net change in unrealized appreciation (depreciation)			(15,559)
Net assets			$78,958

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.46	22	$53	1.25%	-11.3%	12/31/2022	$2.56	0	$0	1.00%	-11.1%	12/31/2022	$2.67	0	$0	0.75%	-10.9%
12/31/2021	2.78	22	61	1.25%	23.9%	12/31/2021	2.88	0	0	1.00%	24.2%	12/31/2021	2.99	0	0	0.75%	24.5%
12/31/2020	2.24	60	134	1.25%	4.1%	12/31/2020	2.32	0	0	1.00%	4.3%	12/31/2020	2.40	0	0	0.75%	4.6%
12/31/2019	2.15	206	442	1.25%	24.5%	12/31/2019	2.22	0	0	1.00%	24.8%	12/31/2019	2.30	0	0	0.75%	25.1%
12/31/2018	1.73	207	357	1.25%	-13.8%	12/31/2018	1.78	0	0	1.00%	-13.6%	12/31/2018	1.84	0	0	0.75%	-13.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.78	0	$0	0.50%	-10.6%	12/31/2022	$2.89	0	$0	0.25%	-10.4%	12/31/2022	$3.01	8	$26	0.00%	-10.2%
12/31/2021	3.11	0	0	0.50%	24.8%	12/31/2021	3.23	0	0	0.25%	25.2%	12/31/2021	3.36	6	20	0.00%	25.5%
12/31/2020	2.49	0	0	0.50%	4.9%	12/31/2020	2.58	0	0	0.25%	5.1%	12/31/2020	2.67	5	14	0.00%	5.4%
12/31/2019	2.38	0	0	0.50%	25.4%	12/31/2019	2.46	0	0	0.25%	25.7%	12/31/2019	2.54	3	8	0.00%	26.0%
12/31/2018	1.89	0	0	0.50%	-13.1%	12/31/2018	1.95	0	0	0.25%	-12.9%	12/31/2018	2.01	0	0	0.00%	-12.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.4%
2021	0.4%
2020	0.7%
2019	1.2%
2018	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Small Cap Value Fund R Class - 06-248

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$150,226	$151,848	3,032
Receivables: investments sold	-
Payables: investments purchased	(1,048)
Net assets	$149,178

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$149,178	62,905	$2.37
Band 100	-	-	2.47
Band 75	-	-	2.57
Band 50	-	-	2.68
Band 25	-	-	2.79
Band 0	-	-	2.90
Total	$149,178	62,905

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$237
Mortality & expense charges			(1,756)
Net investment income (loss)			(1,519)

Gain (loss) on investments:
Net realized gain (loss)			(27,389)
Realized gain distributions			4,177
Net change in unrealized appreciation (depreciation)			4,240
Net gain (loss)			(18,972)

Increase (decrease) in net assets from operations			$(20,491)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,519)	$(1,636)
Net realized gain (loss)		(27,389)	41,431
Realized gain distributions		4,177	16,868
Net change in unrealized appreciation (depreciation)		4,240	(26,527)

Increase (decrease) in net assets from operations		(20,491)	30,136

Contract owner transactions:
Proceeds from units sold		206,561	274,209
Cost of units redeemed		(218,484)	(236,928)
Account charges		(167)	(248)
Increase (decrease)		(12,090)	37,033
Net increase (decrease)		(32,581)	67,169
Net assets, beginning		181,759	114,590
Net assets, ending		$149,178	$181,759

Units sold		87,768	110,572
Units redeemed		(92,671)	(95,607)
Net increase (decrease)		(4,903)	14,965
Units outstanding, beginning		67,808	52,843
Units outstanding, ending		62,905	67,808

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$5,966,126
Cost of units redeemed/account charges			(6,984,959)
Net investment income (loss)			(104,551)
Net realized gain (loss)			623,851
Realized gain distributions			650,333
Net change in unrealized appreciation (depreciation)			(1,622)
Net assets			$149,178

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.37	63	$149	1.25%	-11.5%	12/31/2022	$2.47	0	$0	1.00%	-11.3%	12/31/2022	$2.57	0	$0	0.75%	-11.1%
12/31/2021	2.68	68	182	1.25%	23.6%	12/31/2021	2.78	0	0	1.00%	23.9%	12/31/2021	2.89	0	0	0.75%	24.2%
12/31/2020	2.17	53	115	1.25%	3.8%	12/31/2020	2.25	0	0	1.00%	4.1%	12/31/2020	2.33	0	0	0.75%	4.3%
12/31/2019	2.09	83	173	1.25%	24.2%	12/31/2019	2.16	0	0	1.00%	24.5%	12/31/2019	2.23	3	8	0.75%	24.8%
12/31/2018	1.68	104	176	1.25%	-14.0%	12/31/2018	1.73	0	0	1.00%	-13.8%	12/31/2018	1.79	0	0	0.75%	-13.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.68	0	$0	0.50%	-10.9%	12/31/2022	$2.79	0	$0	0.25%	-10.6%	12/31/2022	$2.90	0	$0	0.00%	-10.4%
12/31/2021	3.00	0	0	0.50%	24.5%	12/31/2021	3.12	0	0	0.25%	24.9%	12/31/2021	3.24	0	0	0.00%	25.2%
12/31/2020	2.41	0	0	0.50%	4.6%	12/31/2020	2.50	0	0	0.25%	4.9%	12/31/2020	2.59	0	0	0.00%	5.1%
12/31/2019	2.31	0	0	0.50%	25.1%	12/31/2019	2.38	0	0	0.25%	25.4%	12/31/2019	2.46	44	107	0.00%	25.7%
12/31/2018	1.84	0	0	0.50%	-13.3%	12/31/2018	1.90	0	0	0.25%	-13.1%	12/31/2018	1.96	42	82	0.00%	-12.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.1%
2021	0.4%
2020	0.4%
2019	0.9%
2018	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Small-Mid Cap Growth Fund R Class - 06-890

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$383,434	$601,333	16,554
Receivables: investments sold	-
Payables: investments purchased	(35)
Net assets	$383,399

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$308,398	87,541	$3.52
Band 100	75,001	20,321	3.69
Band 75	-	-	3.87
Band 50	-	-	4.05
Band 25	-	-	4.24
Band 0	-	-	4.45
Total	$383,399	107,862

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(5,375)
Net investment income (loss)			(5,375)

Gain (loss) on investments:
Net realized gain (loss)			(18,380)
Realized gain distributions			29,750
Net change in unrealized appreciation (depreciation)			(220,916)
Net gain (loss)			(209,546)

Increase (decrease) in net assets from operations			$(214,921)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,375)	$(8,090)
Net realized gain (loss)		(18,380)	12,045
Realized gain distributions		29,750	95,736
Net change in unrealized appreciation (depreciation)		(220,916)	(49,389)

Increase (decrease) in net assets from operations		(214,921)	50,302

Contract owner transactions:
Proceeds from units sold		11,738	35,376
Cost of units redeemed		(33,288)	(81,725)
Account charges		(61)	(71)
Increase (decrease)		(21,611)	(46,420)
Net increase (decrease)		(236,532)	3,882
Net assets, beginning		619,931	616,049
Net assets, ending		$383,399	$619,931

Units sold		2,912	6,842
Units redeemed		(9,040)	(15,605)
Net increase (decrease)		(6,128)	(8,763)
Units outstanding, beginning		113,990	122,753
Units outstanding, ending		107,862	113,990

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,670,811
Cost of units redeemed/account charges			(1,525,312)
Net investment income (loss)			(56,620)
Net realized gain (loss)			(15,604)
Realized gain distributions			528,023
Net change in unrealized appreciation (depreciation)			(217,899)
Net assets			$383,399

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.52	88	$308	1.25%	-34.7%	12/31/2022	$3.69	20	$75	1.00%	-34.5%	12/31/2022	$3.87	0	$0	0.75%	-34.3%
12/31/2021	5.39	92	497	1.25%	8.3%	12/31/2021	5.64	22	123	1.00%	8.5%	12/31/2021	5.89	0	0	0.75%	8.8%
12/31/2020	4.98	100	500	1.25%	53.7%	12/31/2020	5.19	22	116	1.00%	54.0%	12/31/2020	5.41	0	0	0.75%	54.4%
12/31/2019	3.24	33	108	1.25%	29.8%	12/31/2019	3.37	22	74	1.00%	30.2%	12/31/2019	3.50	0	0	0.75%	30.5%
12/31/2018	2.50	61	152	1.25%	-6.0%	12/31/2018	2.59	24	62	1.00%	-5.8%	12/31/2018	2.69	0	0	0.75%	-5.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.05	0	$0	0.50%	-34.2%	12/31/2022	$4.24	0	$0	0.25%	-34.0%	12/31/2022	$4.45	0	$0	0.00%	-33.8%
12/31/2021	6.15	0	0	0.50%	9.1%	12/31/2021	6.43	0	0	0.25%	9.4%	12/31/2021	6.72	0	0	0.00%	9.6%
12/31/2020	5.64	0	0	0.50%	54.8%	12/31/2020	5.88	0	0	0.25%	55.2%	12/31/2020	6.13	0	0	0.00%	55.6%
12/31/2019	3.64	0	0	0.50%	30.8%	12/31/2019	3.79	0	0	0.25%	31.1%	12/31/2019	3.94	0	0	0.00%	31.5%
12/31/2018	2.79	0	0	0.50%	-5.3%	12/31/2018	2.89	0	0	0.25%	-5.1%	12/31/2018	3.00	0	0	0.00%	-4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Strategic Income Fund A Class - 06-821 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.09
Band 100	-	-	1.13
Band 75	-	-	1.16
Band 50	-	-	1.19
Band 25	-	-	1.23
Band 0	-	-	1.26
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$328,361
Cost of units redeemed/account charges			(340,130)
Net investment income (loss)			29,707
Net realized gain (loss)			(23,070)
Realized gain distributions			5,132
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.09	0	$0	1.25%	-11.8%	12/31/2022	$1.13	0	$0	1.00%	-11.6%	12/31/2022	$1.16	0	$0	0.75%	-11.4%
12/31/2021	1.24	0	0	1.25%	0.9%	12/31/2021	1.27	0	0	1.00%	1.1%	12/31/2021	1.31	0	0	0.75%	1.4%
12/31/2020	1.23	0	0	1.25%	2.2%	12/31/2020	1.26	0	0	1.00%	2.5%	12/31/2020	1.29	0	0	0.75%	2.7%
12/31/2019	1.20	0	0	1.25%	6.8%	12/31/2019	1.23	0	0	1.00%	7.1%	12/31/2019	1.26	0	0	0.75%	7.4%
12/31/2018	1.13	2	2	1.25%	-3.1%	12/31/2018	1.15	0	0	1.00%	-2.9%	12/31/2018	1.17	0	0	0.75%	-2.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.19	0	$0	0.50%	-11.2%	12/31/2022	$1.23	0	$0	0.25%	-10.9%	12/31/2022	$1.26	0	$0	0.00%	-10.7%
12/31/2021	1.34	0	0	0.50%	1.6%	12/31/2021	1.38	0	0	0.25%	1.9%	12/31/2021	1.41	0	0	0.00%	2.1%
12/31/2020	1.32	0	0	0.50%	3.0%	12/31/2020	1.35	0	0	0.25%	3.2%	12/31/2020	1.39	0	0	0.00%	3.5%
12/31/2019	1.28	0	0	0.50%	7.6%	12/31/2019	1.31	0	0	0.25%	7.9%	12/31/2019	1.34	0	0	0.00%	8.2%
12/31/2018	1.19	0	0	0.50%	-2.4%	12/31/2018	1.21	0	0	0.25%	-2.1%	12/31/2018	1.24	0	0	0.00%	-1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	2.3%
2018	4.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Templeton International Bond Fund A Class - 06-CHN

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$748,890	$946,121	102,019
Receivables: investments sold	-
Payables: investments purchased	(1,084)
Net assets	$747,806

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$747,806	891,588	$0.84
Band 100	-	-	0.85
Band 75	-	-	0.87
Band 50	-	-	0.88
Band 25	-	-	0.90
Band 0	-	-	0.92
Total	$747,806	891,588

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$34,763
Mortality & expense charges			(9,120)
Net investment income (loss)			25,643

Gain (loss) on investments:
Net realized gain (loss)			(18,338)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(60,906)
Net gain (loss)			(79,244)

Increase (decrease) in net assets from operations			$(53,601)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$25,643	$12,883
Net realized gain (loss)		(18,338)	(30,913)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(60,906)	(44,502)

Increase (decrease) in net assets from operations		(53,601)	(62,532)

Contract owner transactions:
Proceeds from units sold		113,843	176,590
Cost of units redeemed		(62,361)	(210,582)
Account charges		-	(51)
Increase (decrease)		51,482	(34,043)
Net increase (decrease)		(2,119)	(96,575)
Net assets, beginning		749,925	846,500
Net assets, ending		$747,806	$749,925

Units sold		134,359	195,623
Units redeemed		(73,665)	(229,369)
Net increase (decrease)		60,694	(33,746)
Units outstanding, beginning		830,894	864,640
Units outstanding, ending		891,588	830,894

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,356,990
Cost of units redeemed/account charges			(424,642)
Net investment income (loss)			69,606
Net realized gain (loss)			(56,917)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(197,231)
Net assets			$747,806

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.84	892	$748	1.25%	-7.1%	12/31/2022	$0.85	0	$0	1.00%	-6.8%	12/31/2022	$0.87	0	$0	0.75%	-6.6%
12/31/2021	0.90	831	750	1.25%	-7.8%	12/31/2021	0.92	0	0	1.00%	-7.6%	12/31/2021	0.93	0	0	0.75%	-7.3%
12/31/2020	0.98	865	847	1.25%	-7.1%	12/31/2020	0.99	0	0	1.00%	-6.9%	12/31/2020	1.00	0	0	0.75%	-6.7%
12/31/2019	1.05	814	858	1.25%	0.9%	12/31/2019	1.06	0	0	1.00%	1.2%	12/31/2019	1.08	0	0	0.75%	1.4%
12/31/2018	1.04	0	0	1.25%	0.5%	12/31/2018	1.05	0	0	1.00%	0.8%	12/31/2018	1.06	0	0	0.75%	1.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.88	0	$0	0.50%	-6.4%	12/31/2022	$0.90	0	$0	0.25%	-6.1%	12/31/2022	$0.92	0	$0	0.00%	-5.9%
12/31/2021	0.94	0	0	0.50%	-7.1%	12/31/2021	0.96	0	0	0.25%	-6.9%	12/31/2021	0.97	0	0	0.00%	-6.7%
12/31/2020	1.02	0	0	0.50%	-6.4%	12/31/2020	1.03	0	0	0.25%	-6.2%	12/31/2020	1.04	0	0	0.00%	-5.9%
12/31/2019	1.09	0	0	0.50%	1.7%	12/31/2019	1.10	0	0	0.25%	1.9%	12/31/2019	1.11	0	0	0.00%	2.2%
12/31/2018	1.07	0	0	0.50%	1.3%	12/31/2018	1.08	0	0	0.25%	1.6%	12/31/2018	1.09	0	0	0.00%	1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	4.6%
2021	2.8%
2020	2.2%
2019	6.6%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Growth Opportunities Fund R Class - 06-CMW

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$65,862	$79,837	2,049
Receivables: investments sold	-
Payables: investments purchased	(6)
Net assets	$65,856

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,562	7,885	$1.72
Band 100	52,294	29,903	1.75
Band 75	-	-	1.78
Band 50	-	-	1.81
Band 25	-	-	1.84
Band 0	-	-	1.87
Total	$65,856	37,788

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(828)
Net investment income (loss)			(828)

Gain (loss) on investments:
Net realized gain (loss)			688
Realized gain distributions			3,281
Net change in unrealized appreciation (depreciation)			(44,521)
Net gain (loss)			(40,552)

Increase (decrease) in net assets from operations			$(41,380)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(828)	$(1,404)
Net realized gain (loss)		688	20,285
Realized gain distributions		3,281	9,642
Net change in unrealized appreciation (depreciation)		(44,521)	(9,672)

Increase (decrease) in net assets from operations		(41,380)	18,851

Contract owner transactions:
Proceeds from units sold		830	7,614
Cost of units redeemed		(5,630)	(58,154)
Account charges		(31)	(78)
Increase (decrease)		(4,831)	(50,618)
Net increase (decrease)		(46,211)	(31,767)
Net assets, beginning		112,067	143,834
Net assets, ending		$65,856	$112,067

Units sold		401	3,134
Units redeemed		(2,583)	(22,794)
Net increase (decrease)		(2,182)	(19,660)
Units outstanding, beginning		39,970	59,630
Units outstanding, ending		37,788	39,970

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$717,921
Cost of units redeemed/account charges			(757,707)
Net investment income (loss)			(11,580)
Net realized gain (loss)			65,078
Realized gain distributions			66,119
Net change in unrealized appreciation (depreciation)			(13,975)
Net assets			$65,856

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.72	8	$14	1.25%	-38.0%	12/31/2022	$1.75	30	$52	1.00%	-37.8%	12/31/2022	$1.78	0	$0	0.75%	-37.7%
12/31/2021	2.77	10	28	1.25%	15.8%	12/31/2021	2.81	30	84	1.00%	16.1%	12/31/2021	2.85	0	0	0.75%	16.4%
12/31/2020	2.40	25	60	1.25%	43.2%	12/31/2020	2.42	34	83	1.00%	43.6%	12/31/2020	2.45	0	0	0.75%	43.9%
12/31/2019	1.67	37	62	1.25%	31.8%	12/31/2019	1.69	41	70	1.00%	32.1%	12/31/2019	1.70	0	0	0.75%	32.5%
12/31/2018	1.27	35	45	1.25%	-2.4%	12/31/2018	1.28	45	58	1.00%	-2.2%	12/31/2018	1.29	0	0	0.75%	-1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.81	0	$0	0.50%	-37.5%	12/31/2022	$1.84	0	$0	0.25%	-37.4%	12/31/2022	$1.87	0	$0	0.00%	-37.2%
12/31/2021	2.89	0	0	0.50%	16.7%	12/31/2021	2.94	0	0	0.25%	17.0%	12/31/2021	2.98	0	0	0.00%	17.2%
12/31/2020	2.48	0	0	0.50%	44.3%	12/31/2020	2.51	0	0	0.25%	44.6%	12/31/2020	2.54	0	0	0.00%	45.0%
12/31/2019	1.72	0	0	0.50%	32.8%	12/31/2019	1.73	0	0	0.25%	33.1%	12/31/2019	1.75	0	0	0.00%	33.5%
12/31/2018	1.29	0	0	0.50%	-1.7%	12/31/2018	1.30	0	0	0.25%	-1.4%	12/31/2018	1.31	0	0	0.00%	-1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Growth Fund Advisor Class - 06-CMX

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$577,981	$758,295	5,615
Receivables: investments sold	323
Payables: investments purchased	-
Net assets	$578,304

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$578,304	293,879	$1.97
Band 100	-	-	2.00
Band 75	-	-	2.03
Band 50	-	-	2.07
Band 25	-	-	2.10
Band 0	-	-	2.14
Total	$578,304	293,879

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$879
Mortality & expense charges			(7,754)
Net investment income (loss)			(6,875)

Gain (loss) on investments:
Net realized gain (loss)			4,308
Realized gain distributions			54,426
Net change in unrealized appreciation (depreciation)			(255,666)
Net gain (loss)			(196,932)

Increase (decrease) in net assets from operations			$(203,807)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,875)	$(76,954)
Net realized gain (loss)		4,308	3,483,521
Realized gain distributions		54,426	72,314
Net change in unrealized appreciation (depreciation)		(255,666)	(2,190,426)

Increase (decrease) in net assets from operations		(203,807)	1,288,455

Contract owner transactions:
Proceeds from units sold		32,959	701,452
Cost of units redeemed		(120,013)	(11,441,430)
Account charges		(346)	(1,005)
Increase (decrease)		(87,400)	(10,740,983)
Net increase (decrease)		(291,207)	(9,452,528)
Net assets, beginning		869,511	10,322,039
Net assets, ending		$578,304	$869,511

Units sold		15,821	310,520
Units redeemed		(49,697)	(4,674,283)
Net increase (decrease)		(33,876)	(4,363,763)
Units outstanding, beginning		327,755	4,691,518
Units outstanding, ending		293,879	327,755

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$10,481,708
Cost of units redeemed/account charges			(14,662,134)
Net investment income (loss)			(179,318)
Net realized gain (loss)			3,768,278
Realized gain distributions			1,350,084
Net change in unrealized appreciation (depreciation)			(180,314)
Net assets			$578,304

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.97	294	$578	1.25%	-25.8%	12/31/2022	$2.00	0	$0	1.00%	-25.6%	12/31/2022	$2.03	0	$0	0.75%	-25.5%
12/31/2021	2.65	328	870	1.25%	20.6%	12/31/2021	2.69	0	0	1.00%	20.9%	12/31/2021	2.73	0	0	0.75%	21.2%
12/31/2020	2.20	4,692	10,322	1.25%	29.3%	12/31/2020	2.23	0	0	1.00%	29.7%	12/31/2020	2.25	0	0	0.75%	30.0%
12/31/2019	1.70	4,933	8,392	1.25%	30.9%	12/31/2019	1.72	0	0	1.00%	31.2%	12/31/2019	1.73	0	0	0.75%	31.5%
12/31/2018	1.30	4,960	6,447	1.25%	-4.4%	12/31/2018	1.31	0	0	1.00%	-4.1%	12/31/2018	1.32	0	0	0.75%	-3.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.07	0	$0	0.50%	-25.3%	12/31/2022	$2.10	0	$0	0.25%	-25.1%	12/31/2022	$2.14	0	$0	0.00%	-24.9%
12/31/2021	2.77	0	0	0.50%	21.5%	12/31/2021	2.81	0	0	0.25%	21.8%	12/31/2021	2.85	0	0	0.00%	22.1%
12/31/2020	2.28	0	0	0.50%	30.3%	12/31/2020	2.30	0	0	0.25%	30.6%	12/31/2020	2.33	0	0	0.00%	31.0%
12/31/2019	1.75	0	0	0.50%	31.9%	12/31/2019	1.76	0	0	0.25%	32.2%	12/31/2019	1.78	0	0	0.00%	32.5%
12/31/2018	1.33	0	0	0.50%	-3.6%	12/31/2018	1.33	0	0	0.25%	-3.4%	12/31/2018	1.34	0	0	0.00%	-3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.1%
2021	0.0%
2020	0.3%
2019	0.7%
2018	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Small Cap Value Fund Advisor Class - 06-CMY

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,153,136	$2,459,480	40,268
Receivables: investments sold	-
Payables: investments purchased	(6,828)
Net assets	$2,146,308

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,146,308	1,286,482	$1.67
Band 100	-	-	1.70
Band 75	-	-	1.72
Band 50	-	-	1.75
Band 25	-	-	1.78
Band 0	-	-	1.81
Total	$2,146,308	1,286,482

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$13,196
Mortality & expense charges			(29,628)
Net investment income (loss)			(16,432)

Gain (loss) on investments:
Net realized gain (loss)			(91,715)
Realized gain distributions			54,719
Net change in unrealized appreciation (depreciation)			(233,784)
Net gain (loss)			(270,780)

Increase (decrease) in net assets from operations			$(287,212)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(16,432)	$(49,736)
Net realized gain (loss)		(91,715)	1,073,340
Realized gain distributions		54,719	237,636
Net change in unrealized appreciation (depreciation)		(233,784)	(107,543)

Increase (decrease) in net assets from operations		(287,212)	1,153,697

Contract owner transactions:
Proceeds from units sold		469,342	9,425,672
Cost of units redeemed		(996,828)	(7,866,652)
Account charges		(1,376)	(16,205)
Increase (decrease)		(528,862)	1,542,815
Net increase (decrease)		(816,074)	2,696,512
Net assets, beginning		2,962,382	265,870
Net assets, ending		$2,146,308	$2,962,382

Units sold		278,683	5,780,623
Units redeemed		(570,926)	(4,377,924)
Net increase (decrease)		(292,243)	1,402,699
Units outstanding, beginning		1,578,725	176,026
Units outstanding, ending		1,286,482	1,578,725

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$10,233,725
Cost of units redeemed/account charges			(9,003,836)
Net investment income (loss)			(66,033)
Net realized gain (loss)			969,383
Realized gain distributions			319,413
Net change in unrealized appreciation (depreciation)			(306,344)
Net assets			$2,146,308

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.67	1,286	$2,146	1.25%	-11.1%	12/31/2022	$1.70	0	$0	1.00%	-10.9%	12/31/2022	$1.72	0	$0	0.75%	-10.6%
12/31/2021	1.88	1,579	2,962	1.25%	24.2%	12/31/2021	1.90	0	0	1.00%	24.5%	12/31/2021	1.93	0	0	0.75%	24.9%
12/31/2020	1.51	176	266	1.25%	4.3%	12/31/2020	1.53	0	0	1.00%	4.6%	12/31/2020	1.55	0	0	0.75%	4.9%
12/31/2019	1.45	94	136	1.25%	24.8%	12/31/2019	1.46	0	0	1.00%	25.1%	12/31/2019	1.47	0	0	0.75%	25.4%
12/31/2018	1.16	99	115	1.25%	-13.6%	12/31/2018	1.17	0	0	1.00%	-13.4%	12/31/2018	1.18	0	0	0.75%	-13.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.75	0	$0	0.50%	-10.4%	12/31/2022	$1.78	0	$0	0.25%	-10.2%	12/31/2022	$1.81	0	$0	0.00%	-10.0%
12/31/2021	1.96	0	0	0.50%	25.2%	12/31/2021	1.99	0	0	0.25%	25.5%	12/31/2021	2.01	0	0	0.00%	25.8%
12/31/2020	1.56	0	0	0.50%	5.1%	12/31/2020	1.58	0	0	0.25%	5.4%	12/31/2020	1.60	0	0	0.00%	5.7%
12/31/2019	1.49	0	0	0.50%	25.7%	12/31/2019	1.50	0	0	0.25%	26.1%	12/31/2019	1.51	0	0	0.00%	26.4%
12/31/2018	1.18	0	0	0.50%	-12.9%	12/31/2018	1.19	0	0	0.25%	-12.7%	12/31/2018	1.20	0	0	0.00%	-12.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.5%
2021	1.4%
2020	1.2%
2019	1.5%
2018	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Small-Mid Cap Growth Fund Advisor Class - 06-CNC

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$69,929	$74,232	2,146
Receivables: investments sold	177
Payables: investments purchased	-
Net assets	$70,106

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$70,106	40,033	$1.75
Band 100	-	-	1.78
Band 75	-	-	1.81
Band 50	-	-	1.84
Band 25	-	-	1.87
Band 0	-	-	1.90
Total	$70,106	40,033

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(923)
Net investment income (loss)			(923)

Gain (loss) on investments:
Net realized gain (loss)			(27,410)
Realized gain distributions			3,794
Net change in unrealized appreciation (depreciation)			(4,602)
Net gain (loss)			(28,218)

Increase (decrease) in net assets from operations			$(29,141)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(923)	$(937)
Net realized gain (loss)		(27,410)	656
Realized gain distributions		3,794	11,507
Net change in unrealized appreciation (depreciation)		(4,602)	(6,713)

Increase (decrease) in net assets from operations		(29,141)	4,513

Contract owner transactions:
Proceeds from units sold		97,785	69,942
Cost of units redeemed		(83,932)	(18,119)
Account charges		(157)	(217)
Increase (decrease)		13,696	51,606
Net increase (decrease)		(15,445)	56,119
Net assets, beginning		85,551	29,432
Net assets, ending		$70,106	$85,551

Units sold		54,877	26,921
Units redeemed		(46,903)	(6,864)
Net increase (decrease)		7,974	20,057
Units outstanding, beginning		32,059	12,002
Units outstanding, ending		40,033	32,059

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$200,365
Cost of units redeemed/account charges			(116,946)
Net investment income (loss)			(2,309)
Net realized gain (loss)			(27,063)
Realized gain distributions			20,362
Net change in unrealized appreciation (depreciation)			(4,303)
Net assets			$70,106

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.75	40	$70	1.25%	-34.4%	12/31/2022	$1.78	0	$0	1.00%	-34.2%	12/31/2022	$1.81	0	$0	0.75%	-34.0%
12/31/2021	2.67	32	86	1.25%	8.8%	12/31/2021	2.71	0	0	1.00%	9.1%	12/31/2021	2.74	0	0	0.75%	9.4%
12/31/2020	2.45	12	29	1.25%	54.4%	12/31/2020	2.48	0	0	1.00%	54.8%	12/31/2020	2.51	0	0	0.75%	55.2%
12/31/2019	1.59	11	18	1.25%	30.5%	12/31/2019	1.60	0	0	1.00%	30.9%	12/31/2019	1.62	0	0	0.75%	31.2%
12/31/2018	1.22	7	8	1.25%	-5.6%	12/31/2018	1.22	0	0	1.00%	-5.4%	12/31/2018	1.23	0	0	0.75%	-5.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.84	0	$0	0.50%	-33.9%	12/31/2022	$1.87	0	$0	0.25%	-33.7%	12/31/2022	$1.90	0	$0	0.00%	-33.5%
12/31/2021	2.78	0	0	0.50%	9.6%	12/31/2021	2.82	0	0	0.25%	9.9%	12/31/2021	2.86	0	0	0.00%	10.2%
12/31/2020	2.54	0	0	0.50%	55.6%	12/31/2020	2.57	0	0	0.25%	56.0%	12/31/2020	2.60	0	0	0.00%	56.4%
12/31/2019	1.63	0	0	0.50%	31.5%	12/31/2019	1.65	0	0	0.25%	31.8%	12/31/2019	1.66	0	0	0.00%	32.2%
12/31/2018	1.24	0	0	0.50%	-4.9%	12/31/2018	1.25	0	0	0.25%	-4.6%	12/31/2018	1.26	0	0	0.00%	-4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Strategic Income Fund Advisor Class - 06-CNF

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.03
Band 100	-	-	1.04
Band 75	-	-	1.06
Band 50	-	-	1.08
Band 25	-	-	1.10
Band 0	-	-	1.12
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(1)
Net realized gain (loss)		-	5
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	(2)

Increase (decrease) in net assets from operations		-	2

Contract owner transactions:
Proceeds from units sold		-	139
Cost of units redeemed		-	(242)
Account charges		-	-
Increase (decrease)		-	(103)
Net increase (decrease)		-	(101)
Net assets, beginning		-	101
Net assets, ending		$-	$-

Units sold		-	121
Units redeemed		-	(209)
Net increase (decrease)		-	(88)
Units outstanding, beginning		-	88
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$238
Cost of units redeemed/account charges			(242)
Net investment income (loss)			(1)
Net realized gain (loss)			5
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.03	0	$0	1.25%	-11.5%	12/31/2022	$1.04	0	$0	1.00%	-11.3%	12/31/2022	$1.06	0	$0	0.75%	-11.0%
12/31/2021	1.16	0	0	1.25%	1.1%	12/31/2021	1.18	0	0	1.00%	1.4%	12/31/2021	1.19	0	0	0.75%	1.6%
12/31/2020	1.15	0	0	1.25%	2.3%	12/31/2020	1.16	0	0	1.00%	2.6%	12/31/2020	1.17	0	0	0.75%	2.9%
12/31/2019	1.12	0	0	1.25%	7.2%	12/31/2019	1.13	0	0	1.00%	7.5%	12/31/2019	1.14	0	0	0.75%	7.7%
12/31/2018	1.05	0	0	1.25%	-2.9%	12/31/2018	1.05	0	0	1.00%	-2.6%	12/31/2018	1.06	0	0	0.75%	-2.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.08	0	$0	0.50%	-10.8%	12/31/2022	$1.10	0	$0	0.25%	-10.6%	12/31/2022	$1.12	0	$0	0.00%	-10.4%
12/31/2021	1.21	0	0	0.50%	1.9%	12/31/2021	1.23	0	0	0.25%	2.1%	12/31/2021	1.24	0	0	0.00%	2.4%
12/31/2020	1.19	0	0	0.50%	3.1%	12/31/2020	1.20	0	0	0.25%	3.4%	12/31/2020	1.22	0	0	0.00%	3.6%
12/31/2019	1.15	0	0	0.50%	8.0%	12/31/2019	1.16	0	0	0.25%	8.3%	12/31/2019	1.17	0	0	0.00%	8.5%
12/31/2018	1.07	0	0	0.50%	-2.1%	12/31/2018	1.07	0	0	0.25%	-1.9%	12/31/2018	1.08	0	0	0.00%	-1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Templeton Foreign Fund Advisor Class - 06-CNG (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.19
Band 100	-	-	1.21
Band 75	-	-	1.23
Band 50	-	-	1.25
Band 25	-	-	1.27
Band 0	-	-	1.29
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$652,377
Cost of units redeemed/account charges			(683,997)
Net investment income (loss)			3,391
Net realized gain (loss)			28,229
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.19	0	$0	1.25%	-4.5%	12/31/2022	$1.21	0	$0	1.00%	-4.2%	12/31/2022	$1.23	0	$0	0.75%	-4.0%
12/31/2021	1.25	0	0	1.25%	4.0%	12/31/2021	1.26	0	0	1.00%	4.3%	12/31/2021	1.28	0	0	0.75%	4.5%
12/31/2020	1.20	0	0	1.25%	-1.6%	12/31/2020	1.21	0	0	1.00%	-1.3%	12/31/2020	1.23	0	0	0.75%	-1.1%
12/31/2019	1.22	0	0	1.25%	11.6%	12/31/2019	1.23	0	0	1.00%	11.8%	12/31/2019	1.24	0	0	0.75%	12.1%
12/31/2018	1.09	4	4	1.25%	-16.1%	12/31/2018	1.10	0	0	1.00%	-15.8%	12/31/2018	1.11	0	0	0.75%	-15.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.25	0	$0	0.50%	-3.8%	12/31/2022	$1.27	0	$0	0.25%	-3.5%	12/31/2022	$1.29	0	$0	0.00%	-3.3%
12/31/2021	1.30	0	0	0.50%	4.8%	12/31/2021	1.32	0	0	0.25%	5.1%	12/31/2021	1.34	0	0	0.00%	5.3%
12/31/2020	1.24	0	0	0.50%	-0.9%	12/31/2020	1.26	0	0	0.25%	-0.6%	12/31/2020	1.27	0	0	0.00%	-0.4%
12/31/2019	1.25	0	0	0.50%	12.4%	12/31/2019	1.26	0	0	0.25%	12.7%	12/31/2019	1.27	0	0	0.00%	13.0%
12/31/2018	1.11	0	0	0.50%	-15.4%	12/31/2018	1.12	0	0	0.25%	-15.2%	12/31/2018	1.13	0	0	0.00%	-15.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Templeton Global Bond Fund Advisor Class - 06-CNH

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,877	$3,484	366
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$2,877

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,877	3,222	$0.89
Band 100	-	-	0.91
Band 75	-	-	0.92
Band 50	-	-	0.94
Band 25	-	-	0.95
Band 0	-	-	0.97
Total	$2,877	3,222

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$153
Mortality & expense charges			(36)
Net investment income (loss)			117

Gain (loss) on investments:
Net realized gain (loss)			(6)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(330)
Net gain (loss)			(336)

Increase (decrease) in net assets from operations			$(219)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$117	$1,517
Net realized gain (loss)		(6)	(221,987)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(330)	216,366

Increase (decrease) in net assets from operations		(219)	(4,104)

Contract owner transactions:
Proceeds from units sold		51	28,109
Cost of units redeemed		-	(2,661,815)
Account charges		(2)	(2)
Increase (decrease)		49	(2,633,708)
Net increase (decrease)		(170)	(2,637,812)
Net assets, beginning		3,047	2,640,859
Net assets, ending		$2,877	$3,047

Units sold		56	27,683
Units redeemed		(3)	(2,608,762)
Net increase (decrease)		53	(2,581,079)
Units outstanding, beginning		3,169	2,584,248
Units outstanding, ending		3,222	3,169

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$4,874,629
Cost of units redeemed/account charges			(4,817,002)
Net investment income (loss)			245,828
Net realized gain (loss)			(299,971)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(607)
Net assets			$2,877

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.89	3	$3	1.25%	-7.1%	12/31/2022	$0.91	0	$0	1.00%	-6.9%	12/31/2022	$0.92	0	$0	0.75%	-6.7%
12/31/2021	0.96	3	3	1.25%	-5.9%	12/31/2021	0.98	0	0	1.00%	-5.7%	12/31/2021	0.99	0	0	0.75%	-5.5%
12/31/2020	1.02	2,584	2,641	1.25%	-5.4%	12/31/2020	1.03	0	0	1.00%	-5.1%	12/31/2020	1.05	0	0	0.75%	-4.9%
12/31/2019	1.08	1,832	1,979	1.25%	-0.4%	12/31/2019	1.09	0	0	1.00%	-0.1%	12/31/2019	1.10	0	0	0.75%	0.1%
12/31/2018	1.08	1,280	1,387	1.25%	0.2%	12/31/2018	1.09	0	0	1.00%	0.4%	12/31/2018	1.10	0	0	0.75%	0.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.94	0	$0	0.50%	-6.4%	12/31/2022	$0.95	0	$0	0.25%	-6.2%	12/31/2022	$0.97	0	$0	0.00%	-6.0%
12/31/2021	1.00	0	0	0.50%	-5.2%	12/31/2021	1.02	0	0	0.25%	-5.0%	12/31/2021	1.03	0	0	0.00%	-4.7%
12/31/2020	1.06	0	0	0.50%	-4.7%	12/31/2020	1.07	0	0	0.25%	-4.4%	12/31/2020	1.08	0	0	0.00%	-4.2%
12/31/2019	1.11	0	0	0.50%	0.4%	12/31/2019	1.12	0	0	0.25%	0.6%	12/31/2019	1.13	0	0	0.00%	0.9%
12/31/2018	1.11	0	0	0.50%	0.9%	12/31/2018	1.11	0	0	0.25%	1.2%	12/31/2018	1.12	0	0	0.00%	1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	5.2%
2021	0.2%
2020	4.6%
2019	5.4%
2018	6.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Templeton Growth Fund Advisor Class - 06-CNJ (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.20
Band 100	-	-	1.22
Band 75	-	-	1.24
Band 50	-	-	1.26
Band 25	-	-	1.28
Band 0	-	-	1.30
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$228,146
Cost of units redeemed/account charges			(225,966)
Net investment income (loss)			102
Net realized gain (loss)			(3,233)
Realized gain distributions			951
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.20	0	$0	1.25%	-12.6%	12/31/2022	$1.22	0	$0	1.00%	-12.3%	12/31/2022	$1.24	0	$0	0.75%	-12.1%
12/31/2021	1.37	0	0	1.25%	4.1%	12/31/2021	1.39	0	0	1.00%	4.3%	12/31/2021	1.41	0	0	0.75%	4.6%
12/31/2020	1.32	0	0	1.25%	4.7%	12/31/2020	1.33	0	0	1.00%	4.9%	12/31/2020	1.35	0	0	0.75%	5.2%
12/31/2019	1.26	0	0	1.25%	13.7%	12/31/2019	1.27	0	0	1.00%	14.0%	12/31/2019	1.28	0	0	0.75%	14.2%
12/31/2018	1.11	0	0	1.25%	-15.4%	12/31/2018	1.12	0	0	1.00%	-15.2%	12/31/2018	1.12	0	0	0.75%	-15.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.26	0	$0	0.50%	-11.9%	12/31/2022	$1.28	0	$0	0.25%	-11.7%	12/31/2022	$1.30	0	$0	0.00%	-11.5%
12/31/2021	1.43	0	0	0.50%	4.9%	12/31/2021	1.45	0	0	0.25%	5.1%	12/31/2021	1.47	0	0	0.00%	5.4%
12/31/2020	1.37	0	0	0.50%	5.5%	12/31/2020	1.38	0	0	0.25%	5.7%	12/31/2020	1.40	0	0	0.00%	6.0%
12/31/2019	1.30	0	0	0.50%	14.5%	12/31/2019	1.31	0	0	0.25%	14.8%	12/31/2019	1.32	0	0	0.00%	15.1%
12/31/2018	1.13	0	0	0.50%	-14.8%	12/31/2018	1.14	0	0	0.25%	-14.5%	12/31/2018	1.15	0	0	0.00%	-14.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	3.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Growth Opportunities Fund Advisor Class - 06-CNW

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$85,791	$129,223	2,197
Receivables: investments sold	-
Payables: investments purchased	(43)
Net assets	$85,748

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$85,748	48,250	$1.78
Band 100	-	-	1.81
Band 75	-	-	1.84
Band 50	-	-	1.87
Band 25	-	-	1.90
Band 0	-	-	1.93
Total	$85,748	48,250

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(946)
Net investment income (loss)			(946)

Gain (loss) on investments:
Net realized gain (loss)			(942)
Realized gain distributions			3,520
Net change in unrealized appreciation (depreciation)			(36,899)
Net gain (loss)			(34,321)

Increase (decrease) in net assets from operations			$(35,267)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(946)	$(447)
Net realized gain (loss)		(942)	6,202
Realized gain distributions		3,520	6,584
Net change in unrealized appreciation (depreciation)		(36,899)	(10,572)

Increase (decrease) in net assets from operations		(35,267)	1,767

Contract owner transactions:
Proceeds from units sold		40,857	85,246
Cost of units redeemed		(2,274)	(19,944)
Account charges		(652)	(244)
Increase (decrease)		37,931	65,058
Net increase (decrease)		2,664	66,825
Net assets, beginning		83,084	16,259
Net assets, ending		$85,748	$83,084

Units sold		20,378	29,660
Units redeemed		(1,264)	(7,158)
Net increase (decrease)		19,114	22,502
Units outstanding, beginning		29,136	6,634
Units outstanding, ending		48,250	29,136

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$136,979
Cost of units redeemed/account charges			(23,218)
Net investment income (loss)			(1,621)
Net realized gain (loss)			5,283
Realized gain distributions			11,757
Net change in unrealized appreciation (depreciation)			(43,432)
Net assets			$85,748

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.78	48	$86	1.25%	-37.7%	12/31/2022	$1.81	0	$0	1.00%	-37.5%	12/31/2022	$1.84	0	$0	0.75%	-37.4%
12/31/2021	2.85	29	83	1.25%	16.4%	12/31/2021	2.89	0	0	1.00%	16.6%	12/31/2021	2.93	0	0	0.75%	16.9%
12/31/2020	2.45	7	16	1.25%	43.9%	12/31/2020	2.48	0	0	1.00%	44.3%	12/31/2020	2.51	0	0	0.75%	44.6%
12/31/2019	1.70	6	10	1.25%	32.5%	12/31/2019	1.72	0	0	1.00%	32.8%	12/31/2019	1.73	0	0	0.75%	33.1%
12/31/2018	1.29	1	1	1.25%	-2.0%	12/31/2018	1.29	0	0	1.00%	-1.8%	12/31/2018	1.30	0	0	0.75%	-1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.87	0	$0	0.50%	-37.2%	12/31/2022	$1.90	0	$0	0.25%	-37.1%	12/31/2022	$1.93	0	$0	0.00%	-36.9%
12/31/2021	2.97	0	0	0.50%	17.2%	12/31/2021	3.02	0	0	0.25%	17.5%	12/31/2021	3.06	0	0	0.00%	17.8%
12/31/2020	2.54	0	0	0.50%	45.0%	12/31/2020	2.57	0	0	0.25%	45.4%	12/31/2020	2.60	0	0	0.00%	45.7%
12/31/2019	1.75	0	0	0.50%	33.5%	12/31/2019	1.77	0	0	0.25%	33.8%	12/31/2019	1.78	0	0	0.00%	34.1%
12/31/2018	1.31	0	0	0.50%	-1.3%	12/31/2018	1.32	0	0	0.25%	-1.0%	12/31/2018	1.33	0	0	0.00%	-0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Strategic Income Fund R6 Class - 06-CXH

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$725,949	$854,204	90,201
Receivables: investments sold	176
Payables: investments purchased	-
Net assets	$726,125

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$726,125	725,817	$1.00
Band 100	-	-	1.02
Band 75	-	-	1.03
Band 50	-	-	1.05
Band 25	-	-	1.06
Band 0	-	-	1.08
Total	$726,125	725,817

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$38,574
Mortality & expense charges			(11,073)
Net investment income (loss)			27,501

Gain (loss) on investments:
Net realized gain (loss)			(52,700)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(104,596)
Net gain (loss)			(157,296)

Increase (decrease) in net assets from operations			$(129,795)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$27,501	$35,275
Net realized gain (loss)		(52,700)	(5,628)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(104,596)	(8,452)

Increase (decrease) in net assets from operations		(129,795)	21,195

Contract owner transactions:
Proceeds from units sold		48,392	289,354
Cost of units redeemed		(411,238)	(586,613)
Account charges		(158)	(112)
Increase (decrease)		(363,004)	(297,371)
Net increase (decrease)		(492,799)	(276,176)
Net assets, beginning		1,218,924	1,495,100
Net assets, ending		$726,125	$1,218,924

Units sold		45,710	259,925
Units redeemed		(399,734)	(520,745)
Net increase (decrease)		(354,024)	(260,820)
Units outstanding, beginning		1,079,841	1,340,661
Units outstanding, ending		725,817	1,079,841

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$3,329,803
Cost of units redeemed/account charges			(2,577,210)
Net investment income (loss)			183,378
Net realized gain (loss)			(81,591)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(128,255)
Net assets			$726,125

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.00	726	$726	1.25%	-11.4%	12/31/2022	$1.02	0	$0	1.00%	-11.2%	12/31/2022	$1.03	0	$0	0.75%	-10.9%
12/31/2021	1.13	1,080	1,219	1.25%	1.2%	12/31/2021	1.14	0	0	1.00%	1.5%	12/31/2021	1.16	0	0	0.75%	1.7%
12/31/2020	1.12	1,341	1,495	1.25%	2.5%	12/31/2020	1.13	0	0	1.00%	2.7%	12/31/2020	1.14	0	0	0.75%	3.0%
12/31/2019	1.09	1,131	1,231	1.25%	7.2%	12/31/2019	1.10	0	0	1.00%	7.5%	12/31/2019	1.11	0	0	0.75%	7.8%
12/31/2018	1.02	827	839	1.25%	-2.6%	12/31/2018	1.02	0	0	1.00%	-2.4%	12/31/2018	1.03	0	0	0.75%	-2.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.05	0	$0	0.50%	-10.7%	12/31/2022	$1.06	0	$0	0.25%	-10.5%	12/31/2022	$1.08	0	$0	0.00%	-10.3%
12/31/2021	1.17	0	0	0.50%	2.0%	12/31/2021	1.19	0	0	0.25%	2.2%	12/31/2021	1.20	0	0	0.00%	2.5%
12/31/2020	1.15	0	0	0.50%	3.2%	12/31/2020	1.16	0	0	0.25%	3.5%	12/31/2020	1.17	0	0	0.00%	3.7%
12/31/2019	1.11	0	0	0.50%	8.0%	12/31/2019	1.12	0	0	0.25%	8.3%	12/31/2019	1.13	0	0	0.00%	8.6%
12/31/2018	1.03	0	0	0.50%	-1.9%	12/31/2018	1.04	0	0	0.25%	-1.6%	12/31/2018	1.04	0	0	0.00%	-1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	4.0%
2021	3.8%
2020	4.4%
2019	4.9%
2018	4.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Templeton Global Bond Fund R6 Class - 06-FGT

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$199,321	$236,113	24,469
Receivables: investments sold	-
Payables: investments purchased	(7,236)
Net assets	$192,085

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$192,085	223,762	$0.86
Band 100	-	-	0.87
Band 75	-	-	0.88
Band 50	-	-	0.90
Band 25	-	-	0.91
Band 0	-	-	0.93
Total	$192,085	223,762

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$14,250
Mortality & expense charges			(3,248)
Net investment income (loss)			11,002

Gain (loss) on investments:
Net realized gain (loss)			(31,988)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,075
Net gain (loss)			(30,913)

Increase (decrease) in net assets from operations			$(19,911)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11,002	$25,298
Net realized gain (loss)		(31,988)	(99,642)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,075	38,963

Increase (decrease) in net assets from operations		(19,911)	(35,381)

Contract owner transactions:
Proceeds from units sold		42,898	109,403
Cost of units redeemed		(184,066)	(751,762)
Account charges		(250)	(607)
Increase (decrease)		(141,418)	(642,966)
Net increase (decrease)		(161,329)	(678,347)
Net assets, beginning		353,414	1,031,761
Net assets, ending		$192,085	$353,414

Units sold		49,902	260,703
Units redeemed		(209,207)	(907,636)
Net increase (decrease)		(159,305)	(646,933)
Units outstanding, beginning		383,067	1,030,000
Units outstanding, ending		223,762	383,067

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$7,308,901
Cost of units redeemed/account charges			(6,901,109)
Net investment income (loss)			428,116
Net realized gain (loss)			(607,031)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(36,792)
Net assets			$192,085

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.86	224	$192	1.25%	-7.0%	12/31/2022	$0.87	0	$0	1.00%	-6.7%	12/31/2022	$0.88	0	$0	0.75%	-6.5%
12/31/2021	0.92	383	353	1.25%	-5.8%	12/31/2021	0.93	0	0	1.00%	-5.5%	12/31/2021	0.95	0	0	0.75%	-5.3%
12/31/2020	0.98	576	564	1.25%	-5.2%	12/31/2020	0.99	0	0	1.00%	-5.0%	12/31/2020	1.00	0	0	0.75%	-4.8%
12/31/2019	1.03	2,529	2,613	1.25%	-0.2%	12/31/2019	1.04	0	0	1.00%	0.0%	12/31/2019	1.05	0	0	0.75%	0.3%
12/31/2018	1.04	1,739	1,802	1.25%	0.3%	12/31/2018	1.04	0	0	1.00%	0.5%	12/31/2018	1.05	0	0	0.75%	0.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.90	0	$0	0.50%	-6.3%	12/31/2022	$0.91	0	$0	0.25%	-6.0%	12/31/2022	$0.93	0	$0	0.00%	-5.8%
12/31/2021	0.96	0	0	0.50%	-5.1%	12/31/2021	0.97	0	0	0.25%	-4.8%	12/31/2021	0.98	0	0	0.00%	-4.6%
12/31/2020	1.01	0	0	0.50%	-4.5%	12/31/2020	1.02	0	0	0.25%	-4.3%	12/31/2020	1.03	454	468	0.00%	-4.1%
12/31/2019	1.06	0	0	0.50%	0.5%	12/31/2019	1.07	0	0	0.25%	0.8%	12/31/2019	1.07	589	632	0.00%	1.0%
12/31/2018	1.05	0	0	0.50%	1.1%	12/31/2018	1.06	0	0	0.25%	1.3%	12/31/2018	1.06	674	717	0.00%	1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	5.2%
2021	4.4%
2020	6.1%
2019	6.3%
2018	7.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Utilities Fund R6 Class - 06-FNP

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$354,949	$353,759	16,252
Receivables: investments sold	-
Payables: investments purchased	(798)
Net assets	$354,151

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$354,151	216,463	$1.64
Band 100	-	-	1.66
Band 75	-	-	1.69
Band 50	-	-	1.71
Band 25	-	-	1.74
Band 0	-	-	1.76
Total	$354,151	216,463

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$9,397
Mortality & expense charges			(4,797)
Net investment income (loss)			4,600

Gain (loss) on investments:
Net realized gain (loss)			3,460
Realized gain distributions			4,939
Net change in unrealized appreciation (depreciation)			(18,788)
Net gain (loss)			(10,389)

Increase (decrease) in net assets from operations			$(5,789)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,600	$2,771
Net realized gain (loss)		3,460	253
Realized gain distributions		4,939	10,538
Net change in unrealized appreciation (depreciation)		(18,788)	24,641

Increase (decrease) in net assets from operations		(5,789)	38,203

Contract owner transactions:
Proceeds from units sold		103,645	290,738
Cost of units redeemed		(151,152)	(15,954)
Account charges		(45)	(33)
Increase (decrease)		(47,552)	274,751
Net increase (decrease)		(53,341)	312,954
Net assets, beginning		407,492	94,538
Net assets, ending		$354,151	$407,492

Units sold		60,905	193,449
Units redeemed		(95,053)	(10,726)
Net increase (decrease)		(34,148)	182,723
Units outstanding, beginning		250,611	67,888
Units outstanding, ending		216,463	250,611

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$590,117
Cost of units redeemed/account charges			(277,247)
Net investment income (loss)			10,217
Net realized gain (loss)			5,560
Realized gain distributions			24,314
Net change in unrealized appreciation (depreciation)			1,190
Net assets			$354,151

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.64	216	$354	1.25%	0.6%	12/31/2022	$1.66	0	$0	1.00%	0.9%	12/31/2022	$1.69	0	$0	0.75%	1.1%
12/31/2021	1.63	251	407	1.25%	16.8%	12/31/2021	1.65	0	0	1.00%	17.1%	12/31/2021	1.67	0	0	0.75%	17.3%
12/31/2020	1.39	68	95	1.25%	-2.9%	12/31/2020	1.41	0	0	1.00%	-2.6%	12/31/2020	1.42	0	0	0.75%	-2.4%
12/31/2019	1.43	54	78	1.25%	25.5%	12/31/2019	1.44	0	0	1.00%	25.8%	12/31/2019	1.46	0	0	0.75%	26.2%
12/31/2018	1.14	38	44	1.25%	1.6%	12/31/2018	1.15	0	0	1.00%	1.9%	12/31/2018	1.15	0	0	0.75%	2.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.71	0	$0	0.50%	1.4%	12/31/2022	$1.74	0	$0	0.25%	1.6%	12/31/2022	$1.76	0	$0	0.00%	1.9%
12/31/2021	1.69	0	0	0.50%	17.6%	12/31/2021	1.71	0	0	0.25%	17.9%	12/31/2021	1.73	0	0	0.00%	18.2%
12/31/2020	1.44	0	0	0.50%	-2.2%	12/31/2020	1.45	0	0	0.25%	-1.9%	12/31/2020	1.47	0	0	0.00%	-1.7%
12/31/2019	1.47	0	0	0.50%	26.5%	12/31/2019	1.48	0	0	0.25%	26.8%	12/31/2019	1.49	0	0	0.00%	27.1%
12/31/2018	1.16	0	0	0.50%	2.4%	12/31/2018	1.17	0	0	0.25%	2.7%	12/31/2018	1.17	0	0	0.00%	2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.5%
2021	1.9%
2020	2.7%
2019	2.5%
2018	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Utilities Fund Advisor Class - 06-FPC

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,990	$14,472	552
Receivables: investments sold	-
Payables: investments purchased	(2,958)
Net assets	$12,032

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,032	7,391	$1.63
Band 100	-	-	1.65
Band 75	-	-	1.68
Band 50	-	-	1.70
Band 25	-	-	1.73
Band 0	-	-	1.76
Total	$12,032	7,391

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$430
Mortality & expense charges			(228)
Net investment income (loss)			202

Gain (loss) on investments:
Net realized gain (loss)			700
Realized gain distributions			207
Net change in unrealized appreciation (depreciation)			(1,059)
Net gain (loss)			(152)

Increase (decrease) in net assets from operations			$50

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$202	$1,996
Net realized gain (loss)		700	17,419
Realized gain distributions		207	531
Net change in unrealized appreciation (depreciation)		(1,059)	2,393

Increase (decrease) in net assets from operations		50	22,339

Contract owner transactions:
Proceeds from units sold		3,654	98,944
Cost of units redeemed		(12,622)	(286,063)
Account charges		-	-
Increase (decrease)		(8,968)	(187,119)
Net increase (decrease)		(8,918)	(164,780)
Net assets, beginning		20,950	185,730
Net assets, ending		$12,032	$20,950

Units sold		2,244	72,113
Units redeemed		(7,794)	(193,082)
Net increase (decrease)		(5,550)	(120,969)
Units outstanding, beginning		12,941	133,910
Units outstanding, ending		7,391	12,941

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$440,743
Cost of units redeemed/account charges			(478,569)
Net investment income (loss)			15,914
Net realized gain (loss)			2,614
Realized gain distributions			30,812
Net change in unrealized appreciation (depreciation)			518
Net assets			$12,032

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.63	7	$12	1.25%	0.5%	12/31/2022	$1.65	0	$0	1.00%	0.8%	12/31/2022	$1.68	0	$0	0.75%	1.1%
12/31/2021	1.62	13	21	1.25%	16.7%	12/31/2021	1.64	0	0	1.00%	17.0%	12/31/2021	1.66	0	0	0.75%	17.3%
12/31/2020	1.39	134	186	1.25%	-3.0%	12/31/2020	1.40	0	0	1.00%	-2.8%	12/31/2020	1.42	0	0	0.75%	-2.5%
12/31/2019	1.43	256	367	1.25%	25.4%	12/31/2019	1.44	0	0	1.00%	25.7%	12/31/2019	1.45	0	0	0.75%	26.0%
12/31/2018	1.14	236	269	1.25%	1.6%	12/31/2018	1.15	0	0	1.00%	1.9%	12/31/2018	1.15	0	0	0.75%	2.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.70	0	$0	0.50%	1.3%	12/31/2022	$1.73	0	$0	0.25%	1.6%	12/31/2022	$1.76	0	$0	0.00%	1.8%
12/31/2021	1.68	0	0	0.50%	17.6%	12/31/2021	1.70	0	0	0.25%	17.9%	12/31/2021	1.72	0	0	0.00%	18.2%
12/31/2020	1.43	0	0	0.50%	-2.3%	12/31/2020	1.44	0	0	0.25%	-2.0%	12/31/2020	1.46	0	0	0.00%	-1.8%
12/31/2019	1.46	0	0	0.50%	26.3%	12/31/2019	1.47	0	0	0.25%	26.6%	12/31/2019	1.49	0	0	0.00%	26.9%
12/31/2018	1.16	0	0	0.50%	2.4%	12/31/2018	1.16	0	0	0.25%	2.6%	12/31/2018	1.17	0	0	0.00%	2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.6%
2021	4.3%
2020	2.2%
2019	2.7%
2018	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Utilities Fund R Class - 06-FPN

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1	$1	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$1

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1	1	$1.58
Band 100	-	-	1.60
Band 75	-	-	1.63
Band 50	-	-	1.65
Band 25	-	-	1.68
Band 0	-	-	1.70
Total	$1	1

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$128
Mortality & expense charges			(94)
Net investment income (loss)			34

Gain (loss) on investments:
Net realized gain (loss)			(1,527)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(117)
Net gain (loss)			(1,644)

Increase (decrease) in net assets from operations			$(1,610)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$34	$92
Net realized gain (loss)		(1,527)	870
Realized gain distributions		-	237
Net change in unrealized appreciation (depreciation)		(117)	426

Increase (decrease) in net assets from operations		(1,610)	1,625

Contract owner transactions:
Proceeds from units sold		179,142	114,219
Cost of units redeemed		(181,851)	(131,037)
Account charges		-	(1)
Increase (decrease)		(2,709)	(16,819)
Net increase (decrease)		(4,319)	(15,194)
Net assets, beginning		4,320	19,514
Net assets, ending		$1	$4,320

Units sold		111,827	83,162
Units redeemed		(114,563)	(94,774)
Net increase (decrease)		(2,736)	(11,612)
Units outstanding, beginning		2,737	14,349
Units outstanding, ending		1	2,737

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$349,019
Cost of units redeemed/account charges			(351,855)
Net investment income (loss)			812
Net realized gain (loss)			(671)
Realized gain distributions			2,696
Net change in unrealized appreciation (depreciation)			-
Net assets			$1

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.58	0	$0	1.25%	0.1%	12/31/2022	$1.60	0	$0	1.00%	0.3%	12/31/2022	$1.63	0	$0	0.75%	0.6%
12/31/2021	1.58	3	4	1.25%	16.1%	12/31/2021	1.60	0	0	1.00%	16.4%	12/31/2021	1.62	0	0	0.75%	16.7%
12/31/2020	1.36	14	20	1.25%	-3.4%	12/31/2020	1.37	0	0	1.00%	-3.2%	12/31/2020	1.39	0	0	0.75%	-2.9%
12/31/2019	1.41	18	25	1.25%	24.7%	12/31/2019	1.42	0	0	1.00%	25.0%	12/31/2019	1.43	0	0	0.75%	25.4%
12/31/2018	1.13	14	16	1.25%	1.1%	12/31/2018	1.13	0	0	1.00%	1.3%	12/31/2018	1.14	0	0	0.75%	1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.65	0	$0	0.50%	0.8%	12/31/2022	$1.68	0	$0	0.25%	1.1%	12/31/2022	$1.70	0	$0	0.00%	1.3%
12/31/2021	1.64	0	0	0.50%	16.9%	12/31/2021	1.66	0	0	0.25%	17.2%	12/31/2021	1.68	0	0	0.00%	17.5%
12/31/2020	1.40	0	0	0.50%	-2.7%	12/31/2020	1.42	0	0	0.25%	-2.5%	12/31/2020	1.43	0	0	0.00%	-2.2%
12/31/2019	1.44	0	0	0.50%	25.7%	12/31/2019	1.45	0	0	0.25%	26.0%	12/31/2019	1.46	0	0	0.00%	26.3%
12/31/2018	1.15	0	0	0.50%	1.8%	12/31/2018	1.15	0	0	0.25%	2.1%	12/31/2018	1.16	0	0	0.00%	2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	5.9%
2021	2.5%
2020	1.4%
2019	2.3%
2018	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Growth Series R6 Class - 06-FXP

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$42,464	$57,179	411
Receivables: investments sold	-
Payables: investments purchased	(141)
Net assets	$42,323

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$42,323	26,371	$1.60
Band 100	-	-	1.63
Band 75	-	-	1.65
Band 50	-	-	1.67
Band 25	-	-	1.70
Band 0	-	-	1.72
Total	$42,323	26,371

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$103
Mortality & expense charges			(1,304)
Net investment income (loss)			(1,201)

Gain (loss) on investments:
Net realized gain (loss)			113,732
Realized gain distributions			4,004
Net change in unrealized appreciation (depreciation)			(190,688)
Net gain (loss)			(72,952)

Increase (decrease) in net assets from operations			$(74,153)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,201)	$(8,196)
Net realized gain (loss)		113,732	15,135
Realized gain distributions		4,004	63,671
Net change in unrealized appreciation (depreciation)		(190,688)	58,996

Increase (decrease) in net assets from operations		(74,153)	129,606

Contract owner transactions:
Proceeds from units sold		8,990	57,791
Cost of units redeemed		(654,923)	(45,412)
Account charges		(84)	(3,022)
Increase (decrease)		(646,017)	9,357
Net increase (decrease)		(720,170)	138,963
Net assets, beginning		762,493	623,530
Net assets, ending		$42,323	$762,493

Units sold		4,801	29,062
Units redeemed		(331,177)	(24,400)
Net increase (decrease)		(326,376)	4,662
Units outstanding, beginning		352,747	348,085
Units outstanding, ending		26,371	352,747

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$723,142
Cost of units redeemed/account charges			(936,560)
Net investment income (loss)			(14,791)
Net realized gain (loss)			143,966
Realized gain distributions			141,281
Net change in unrealized appreciation (depreciation)			(14,715)
Net assets			$42,323

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.60	26	$42	1.25%	-25.8%	12/31/2022	$1.63	0	$0	1.00%	-25.6%	12/31/2022	$1.65	0	$0	0.75%	-25.4%
12/31/2021	2.16	353	762	1.25%	20.7%	12/31/2021	2.19	0	0	1.00%	21.0%	12/31/2021	2.21	0	0	0.75%	21.3%
12/31/2020	1.79	348	624	1.25%	29.5%	12/31/2020	1.81	0	0	1.00%	29.8%	12/31/2020	1.82	0	0	0.75%	30.1%
12/31/2019	1.38	405	560	1.25%	31.0%	12/31/2019	1.39	0	0	1.00%	31.3%	12/31/2019	1.40	0	0	0.75%	31.7%
12/31/2018	1.06	54	57	1.25%	-4.3%	12/31/2018	1.06	0	0	1.00%	-4.0%	12/31/2018	1.06	0	0	0.75%	-3.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.67	0	$0	0.50%	-25.2%	12/31/2022	$1.70	0	$0	0.25%	-25.0%	12/31/2022	$1.72	0	$0	0.00%	-24.8%
12/31/2021	2.24	0	0	0.50%	21.6%	12/31/2021	2.26	0	0	0.25%	21.9%	12/31/2021	2.29	0	0	0.00%	22.2%
12/31/2020	1.84	0	0	0.50%	30.4%	12/31/2020	1.86	0	0	0.25%	30.7%	12/31/2020	1.87	0	0	0.00%	31.1%
12/31/2019	1.41	0	0	0.50%	32.0%	12/31/2019	1.42	0	0	0.25%	32.3%	12/31/2019	1.43	0	0	0.00%	32.7%
12/31/2018	1.07	0	0	0.50%	-3.6%	12/31/2018	1.07	0	0	0.25%	-3.3%	12/31/2018	1.08	0	0	0.00%	-3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.1%
2020	0.3%
2019	1.3%
2018	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Income Fund R6 Class - 06-GKR

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$866,675	$941,054	396,927
Receivables: investments sold	30,381
Payables: investments purchased	-
Net assets	$897,056

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$897,056	738,977	$1.21
Band 100	-	-	1.23
Band 75	-	-	1.24
Band 50	-	-	1.26
Band 25	-	-	1.28
Band 0	-	-	1.29
Total	$897,056	738,977

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$39,234
Mortality & expense charges			(8,965)
Net investment income (loss)			30,269

Gain (loss) on investments:
Net realized gain (loss)			24,803
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(107,556)
Net gain (loss)			(82,753)

Increase (decrease) in net assets from operations			$(52,484)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$30,269	$6,182
Net realized gain (loss)		24,803	3,371
Realized gain distributions		-	3,908
Net change in unrealized appreciation (depreciation)		(107,556)	13,427

Increase (decrease) in net assets from operations		(52,484)	26,888

Contract owner transactions:
Proceeds from units sold		974,660	22,096
Cost of units redeemed		(219,514)	(15,674)
Account charges		(662)	(21)
Increase (decrease)		754,484	6,401
Net increase (decrease)		702,000	33,289
Net assets, beginning		195,056	161,767
Net assets, ending		$897,056	$195,056

Units sold		763,441	17,980
Units redeemed		(175,416)	(12,900)
Net increase (decrease)		588,025	5,080
Units outstanding, beginning		150,952	145,872
Units outstanding, ending		738,977	150,952

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,192,829
Cost of units redeemed/account charges			(300,053)
Net investment income (loss)			41,867
Net realized gain (loss)			32,884
Realized gain distributions			3,908
Net change in unrealized appreciation (depreciation)			(74,379)
Net assets			$897,056

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.21	739	$897	1.25%	-6.1%	12/31/2022	$1.23	0	$0	1.00%	-5.8%	12/31/2022	$1.24	0	$0	0.75%	-5.6%
12/31/2021	1.29	151	195	1.25%	16.5%	12/31/2021	1.31	0	0	1.00%	16.8%	12/31/2021	1.32	0	0	0.75%	17.1%
12/31/2020	1.11	146	162	1.25%	2.5%	12/31/2020	1.12	0	0	1.00%	2.7%	12/31/2020	1.13	0	0	0.75%	3.0%
12/31/2019	1.08	0	0	1.25%	14.6%	12/31/2019	1.09	0	0	1.00%	14.9%	12/31/2019	1.09	0	0	0.75%	15.2%
12/31/2018	0.94	0	0	1.25%	-6.4%	12/31/2018	0.95	0	0	1.00%	-6.1%	12/31/2018	0.95	0	0	0.75%	-5.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.26	0	$0	0.50%	-5.3%	12/31/2022	$1.28	0	$0	0.25%	-5.1%	12/31/2022	$1.29	0	$0	0.00%	-4.9%
12/31/2021	1.33	0	0	0.50%	17.4%	12/31/2021	1.35	0	0	0.25%	17.7%	12/31/2021	1.36	0	0	0.00%	18.0%
12/31/2020	1.13	0	0	0.50%	3.3%	12/31/2020	1.14	0	0	0.25%	3.5%	12/31/2020	1.15	0	0	0.00%	3.8%
12/31/2019	1.10	0	0	0.50%	15.5%	12/31/2019	1.10	0	0	0.25%	15.8%	12/31/2019	1.11	0	0	0.00%	16.1%
12/31/2018	0.95	0	0	0.50%	-5.7%	12/31/2018	0.95	0	0	0.25%	-5.4%	12/31/2018	0.96	0	0	0.00%	-5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	7.2%
2021	4.7%
2020	8.5%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Mutual Global Discovery Fund R6 Class - 06-FXR (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.17
Band 100	-	-	1.19
Band 75	-	-	1.20
Band 50	-	-	1.22
Band 25	-	-	1.24
Band 0	-	-	1.25
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$99,618
Cost of units redeemed/account charges			(109,031)
Net investment income (loss)			1,965
Net realized gain (loss)			2,545
Realized gain distributions			4,903
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.17	0	$0	1.25%	-5.9%	12/31/2022	$1.19	0	$0	1.00%	-5.6%	12/31/2022	$1.20	0	$0	0.75%	-5.4%
12/31/2021	1.24	0	0	1.25%	18.4%	12/31/2021	1.26	0	0	1.00%	18.6%	12/31/2021	1.27	0	0	0.75%	18.9%
12/31/2020	1.05	0	0	1.25%	-5.5%	12/31/2020	1.06	0	0	1.00%	-5.2%	12/31/2020	1.07	0	0	0.75%	-5.0%
12/31/2019	1.11	0	0	1.25%	23.2%	12/31/2019	1.12	0	0	1.00%	23.6%	12/31/2019	1.12	0	0	0.75%	23.9%
12/31/2018	0.90	0	0	1.25%	-11.8%	12/31/2018	0.90	0	0	1.00%	-11.6%	12/31/2018	0.91	0	0	0.75%	-11.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.22	0	$0	0.50%	-5.2%	12/31/2022	$1.24	0	$0	0.25%	-4.9%	12/31/2022	$1.25	0	$0	0.00%	-4.7%
12/31/2021	1.29	0	0	0.50%	19.2%	12/31/2021	1.30	0	0	0.25%	19.5%	12/31/2021	1.31	0	0	0.00%	19.8%
12/31/2020	1.08	0	0	0.50%	-4.7%	12/31/2020	1.09	0	0	0.25%	-4.5%	12/31/2020	1.10	0	0	0.00%	-4.3%
12/31/2019	1.13	0	0	0.50%	24.2%	12/31/2019	1.14	0	0	0.25%	24.5%	12/31/2019	1.15	0	0	0.00%	24.8%
12/31/2018	0.91	0	0	0.50%	-11.1%	12/31/2018	0.91	0	0	0.25%	-10.9%	12/31/2018	0.92	0	0	0.00%	-10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Small Cap Value Fund R6 Class - 06-GKT

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,390,445	$2,772,729	44,680
Receivables: investments sold	-
Payables: investments purchased	(15,683)
Net assets	$2,374,762

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,374,762	1,851,769	$1.28
Band 100	-	-	1.30
Band 75	-	-	1.32
Band 50	-	-	1.33
Band 25	-	-	1.35
Band 0	-	-	1.37
Total	$2,374,762	1,851,769

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$18,265
Mortality & expense charges			(34,486)
Net investment income (loss)			(16,221)

Gain (loss) on investments:
Net realized gain (loss)			(212,219)
Realized gain distributions			61,161
Net change in unrealized appreciation (depreciation)			(246,581)
Net gain (loss)			(397,639)

Increase (decrease) in net assets from operations			$(413,860)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(16,221)	$5,724
Net realized gain (loss)		(212,219)	133,521
Realized gain distributions		61,161	312,634
Net change in unrealized appreciation (depreciation)		(246,581)	(229,460)

Increase (decrease) in net assets from operations		(413,860)	222,419

Contract owner transactions:
Proceeds from units sold		1,206,553	4,521,280
Cost of units redeemed		(2,075,880)	(1,563,796)
Account charges		(1,940)	(2,974)
Increase (decrease)		(871,267)	2,954,510
Net increase (decrease)		(1,285,127)	3,176,929
Net assets, beginning		3,659,889	482,960
Net assets, ending		$2,374,762	$3,659,889

Units sold		944,323	3,987,969
Units redeemed		(1,633,424)	(1,864,226)
Net increase (decrease)		(689,101)	2,123,743
Units outstanding, beginning		2,540,870	417,127
Units outstanding, ending		1,851,769	2,540,870

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$6,317,330
Cost of units redeemed/account charges			(3,841,259)
Net investment income (loss)			(7,403)
Net realized gain (loss)			(94,812)
Realized gain distributions			383,190
Net change in unrealized appreciation (depreciation)			(382,284)
Net assets			$2,374,762

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.28	1,852	$2,375	1.25%	-11.0%	12/31/2022	$1.30	0	$0	1.00%	-10.7%	12/31/2022	$1.32	0	$0	0.75%	-10.5%
12/31/2021	1.44	2,541	3,660	1.25%	24.4%	12/31/2021	1.46	0	0	1.00%	24.7%	12/31/2021	1.47	0	0	0.75%	25.0%
12/31/2020	1.16	417	483	1.25%	4.5%	12/31/2020	1.17	0	0	1.00%	4.8%	12/31/2020	1.18	0	0	0.75%	5.0%
12/31/2019	1.11	14	15	1.25%	25.0%	12/31/2019	1.11	0	0	1.00%	25.3%	12/31/2019	1.12	0	0	0.75%	25.6%
12/31/2018	0.89	1	1	1.25%	-13.4%	12/31/2018	0.89	0	0	1.00%	-13.2%	12/31/2018	0.89	0	0	0.75%	-13.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.33	0	$0	0.50%	-10.3%	12/31/2022	$1.35	0	$0	0.25%	-10.1%	12/31/2022	$1.37	0	$0	0.00%	-9.8%
12/31/2021	1.48	0	0	0.50%	25.3%	12/31/2021	1.50	0	0	0.25%	25.7%	12/31/2021	1.52	0	0	0.00%	26.0%
12/31/2020	1.18	0	0	0.50%	5.3%	12/31/2020	1.19	0	0	0.25%	5.6%	12/31/2020	1.20	0	0	0.00%	5.8%
12/31/2019	1.12	0	0	0.50%	26.0%	12/31/2019	1.13	0	0	0.25%	26.3%	12/31/2019	1.14	0	0	0.00%	26.6%
12/31/2018	0.89	0	0	0.50%	-12.7%	12/31/2018	0.90	0	0	0.25%	-12.5%	12/31/2018	0.90	0	0	0.00%	-12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.6%
2021	1.7%
2020	2.0%
2019	10.6%
2018	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Templeton Foreign Fund R6 Class - 06-GCR

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$27,945	$27,625	4,132
Receivables: investments sold	-
Payables: investments purchased	(172)
Net assets	$27,773

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$27,773	28,515	$0.97
Band 100	-	-	0.99
Band 75	-	-	1.00
Band 50	-	-	1.02
Band 25	-	-	1.03
Band 0	-	-	1.04
Total	$27,773	28,515

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$433
Mortality & expense charges			(414)
Net investment income (loss)			19

Gain (loss) on investments:
Net realized gain (loss)			4,097
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(3,805)
Net gain (loss)			292

Increase (decrease) in net assets from operations			$311

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$19	$2,351
Net realized gain (loss)		4,097	2,989
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(3,805)	(2,401)

Increase (decrease) in net assets from operations		311	2,939

Contract owner transactions:
Proceeds from units sold		1,521	18,169
Cost of units redeemed		(44,127)	(14,810)
Account charges		-	-
Increase (decrease)		(42,606)	3,359
Net increase (decrease)		(42,295)	6,298
Net assets, beginning		70,068	63,770
Net assets, ending		$27,773	$70,068

Units sold		1,642	17,230
Units redeemed		(41,922)	(13,676)
Net increase (decrease)		(40,280)	3,554
Units outstanding, beginning		68,795	65,241
Units outstanding, ending		28,515	68,795

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$555,195
Cost of units redeemed/account charges			(562,397)
Net investment income (loss)			14,658
Net realized gain (loss)			19,997
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			320
Net assets			$27,773

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.97	29	$28	1.25%	-4.4%	12/31/2022	$0.99	0	$0	1.00%	-4.1%	12/31/2022	$1.00	0	$0	0.75%	-3.9%
12/31/2021	1.02	69	70	1.25%	4.2%	12/31/2021	1.03	0	0	1.00%	4.5%	12/31/2021	1.04	0	0	0.75%	4.7%
12/31/2020	0.98	65	64	1.25%	-1.4%	12/31/2020	0.99	0	0	1.00%	-1.1%	12/31/2020	0.99	0	0	0.75%	-0.9%
12/31/2019	0.99	61	61	1.25%	11.6%	12/31/2019	1.00	0	0	1.00%	11.9%	12/31/2019	1.00	0	0	0.75%	12.2%
12/31/2018	0.89	329	292	1.25%	-15.9%	12/31/2018	0.89	0	0	1.00%	-15.7%	12/31/2018	0.89	0	0	0.75%	-15.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.02	0	$0	0.50%	-3.7%	12/31/2022	$1.03	0	$0	0.25%	-3.4%	12/31/2022	$1.04	0	$0	0.00%	-3.2%
12/31/2021	1.05	0	0	0.50%	5.0%	12/31/2021	1.07	0	0	0.25%	5.2%	12/31/2021	1.08	0	0	0.00%	5.5%
12/31/2020	1.00	0	0	0.50%	-0.6%	12/31/2020	1.01	0	0	0.25%	-0.4%	12/31/2020	1.02	0	0	0.00%	-0.1%
12/31/2019	1.01	0	0	0.50%	12.5%	12/31/2019	1.02	0	0	0.25%	12.8%	12/31/2019	1.02	0	0	0.00%	13.0%
12/31/2018	0.90	0	0	0.50%	-15.3%	12/31/2018	0.90	0	0	0.25%	-15.1%	12/31/2018	0.90	0	0	0.00%	-14.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.9%
2021	4.7%
2020	1.7%
2019	3.9%
2018	6.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin U.S. Government Securities Fund R6 Class - 06-3RV (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.92
Band 100	-	-	0.93
Band 75	-	-	0.94
Band 50	-	-	0.95
Band 25	-	-	0.96
Band 0	-	-	0.96
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.92	0	$0	1.25%	-11.3%	12/31/2022	$0.93	0	$0	1.00%	-11.1%	12/31/2022	$0.94	0	$0	0.75%	-10.9%
12/31/2021	1.04	0	0	1.25%	-3.0%	12/31/2021	1.04	0	0	1.00%	-2.8%	12/31/2021	1.05	0	0	0.75%	-2.5%
12/31/2020	1.07	0	0	1.25%	2.4%	12/31/2020	1.07	0	0	1.00%	2.7%	12/31/2020	1.08	0	0	0.75%	2.9%
12/31/2019	1.04	0	0	1.25%	4.3%	12/31/2019	1.05	0	0	1.00%	4.5%	12/31/2019	1.05	0	0	0.75%	4.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.95	0	$0	0.50%	-10.6%	12/31/2022	$0.96	0	$0	0.25%	-10.4%	12/31/2022	$0.96	0	$0	0.00%	-10.2%
12/31/2021	1.06	0	0	0.50%	-2.3%	12/31/2021	1.07	0	0	0.25%	-2.0%	12/31/2021	1.07	0	0	0.00%	-1.8%
12/31/2020	1.08	0	0	0.50%	3.2%	12/31/2020	1.09	0	0	0.25%	3.5%	12/31/2020	1.09	0	0	0.00%	3.7%
12/31/2019	1.05	0	0	0.50%	5.0%	12/31/2019	1.05	0	0	0.25%	5.3%	12/31/2019	1.06	0	0	0.00%	5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin International Growth Fund R6 Class - 06-3T4

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$874,428	$1,148,505	60,670
Receivables: investments sold	-
Payables: investments purchased	(163)
Net assets	$874,265

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$874,265	781,490	$1.12
Band 100	-	-	1.13
Band 75	-	-	1.14
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.18
Total	$874,265	781,490

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(19,153)
Net investment income (loss)			(19,153)

Gain (loss) on investments:
Net realized gain (loss)			(443,409)
Realized gain distributions			16,168
Net change in unrealized appreciation (depreciation)			(315,463)
Net gain (loss)			(742,704)

Increase (decrease) in net assets from operations			$(761,857)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(19,153)	$4,454
Net realized gain (loss)		(443,409)	37,488
Realized gain distributions		16,168	26,362
Net change in unrealized appreciation (depreciation)		(315,463)	(118,025)

Increase (decrease) in net assets from operations		(761,857)	(49,721)

Contract owner transactions:
Proceeds from units sold		418,787	1,361,290
Cost of units redeemed		(1,556,153)	(365,916)
Account charges		(5,762)	(10,142)
Increase (decrease)		(1,143,128)	985,232
Net increase (decrease)		(1,904,985)	935,511
Net assets, beginning		2,779,250	1,843,739
Net assets, ending		$874,265	$2,779,250

Units sold		376,226	787,306
Units redeemed		(1,269,385)	(226,709)
Net increase (decrease)		(893,159)	560,597
Units outstanding, beginning		1,674,649	1,114,052
Units outstanding, ending		781,490	1,674,649

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$3,603,053
Cost of units redeemed/account charges			(2,112,481)
Net investment income (loss)			(16,637)
Net realized gain (loss)			(405,137)
Realized gain distributions			79,544
Net change in unrealized appreciation (depreciation)			(274,077)
Net assets			$874,265

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.12	781	$874	1.25%	-32.6%	12/31/2022	$1.13	0	$0	1.00%	-32.4%	12/31/2022	$1.14	0	$0	0.75%	-32.3%
12/31/2021	1.66	1,675	2,779	1.25%	0.3%	12/31/2021	1.67	0	0	1.00%	0.5%	12/31/2021	1.68	0	0	0.75%	0.8%
12/31/2020	1.65	1,114	1,844	1.25%	31.4%	12/31/2020	1.66	0	0	1.00%	31.7%	12/31/2020	1.67	0	0	0.75%	32.0%
12/31/2019	1.26	0	0	1.25%	26.0%	12/31/2019	1.26	0	0	1.00%	26.3%	12/31/2019	1.27	0	0	0.75%	26.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.15	0	$0	0.50%	-32.1%	12/31/2022	$1.16	0	$0	0.25%	-31.9%	12/31/2022	$1.18	0	$0	0.00%	-31.7%
12/31/2021	1.70	0	0	0.50%	1.0%	12/31/2021	1.71	0	0	0.25%	1.3%	12/31/2021	1.72	0	0	0.00%	1.5%
12/31/2020	1.68	0	0	0.50%	32.4%	12/31/2020	1.69	0	0	0.25%	32.7%	12/31/2020	1.70	0	0	0.00%	33.0%
12/31/2019	1.27	0	0	0.50%	26.9%	12/31/2019	1.27	0	0	0.25%	27.2%	12/31/2019	1.27	0	0	0.00%	27.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	1.4%
2020	0.2%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Small-Mid Cap Growth Fund R6 Class - 06-3TC

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$147,837	$179,358	4,482
Receivables: investments sold	3,358
Payables: investments purchased	-
Net assets	$151,195

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$151,195	112,782	$1.34
Band 100	-	-	1.35
Band 75	-	-	1.37
Band 50	-	-	1.38
Band 25	-	-	1.39
Band 0	-	-	1.41
Total	$151,195	112,782

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,540)
Net investment income (loss)			(1,540)

Gain (loss) on investments:
Net realized gain (loss)			(11,176)
Realized gain distributions			7,948
Net change in unrealized appreciation (depreciation)			(24,091)
Net gain (loss)			(27,319)

Increase (decrease) in net assets from operations			$(28,859)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,540)	$(901)
Net realized gain (loss)		(11,176)	67
Realized gain distributions		7,948	9,478
Net change in unrealized appreciation (depreciation)		(24,091)	(7,430)

Increase (decrease) in net assets from operations		(28,859)	1,214

Contract owner transactions:
Proceeds from units sold		112,427	150,469
Cost of units redeemed		(15,169)	(68,773)
Account charges		(69)	(45)
Increase (decrease)		97,189	81,651
Net increase (decrease)		68,330	82,865
Net assets, beginning		82,865	-
Net assets, ending		$151,195	$82,865

Units sold		83,690	75,252
Units redeemed		(11,525)	(34,635)
Net increase (decrease)		72,165	40,617
Units outstanding, beginning		40,617	-
Units outstanding, ending		112,782	40,617

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$262,896
Cost of units redeemed/account charges			(84,056)
Net investment income (loss)			(2,441)
Net realized gain (loss)			(11,109)
Realized gain distributions			17,426
Net change in unrealized appreciation (depreciation)			(31,521)
Net assets			$151,195

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.34	113	$151	1.25%	-34.3%	12/31/2022	$1.35	0	$0	1.00%	-34.1%	12/31/2022	$1.37	0	$0	0.75%	-34.0%
12/31/2021	2.04	41	83	1.25%	8.9%	12/31/2021	2.06	0	0	1.00%	9.2%	12/31/2021	2.07	0	0	0.75%	9.5%
12/31/2020	1.87	0	0	1.25%	54.6%	12/31/2020	1.88	0	0	1.00%	55.0%	12/31/2020	1.89	0	0	0.75%	55.4%
12/31/2019	1.21	0	0	1.25%	21.1%	12/31/2019	1.21	0	0	1.00%	21.4%	12/31/2019	1.22	0	0	0.75%	21.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.38	0	$0	0.50%	-33.8%	12/31/2022	$1.39	0	$0	0.25%	-33.6%	12/31/2022	$1.41	0	$0	0.00%	-33.5%
12/31/2021	2.09	0	0	0.50%	9.7%	12/31/2021	2.10	0	0	0.25%	10.0%	12/31/2021	2.12	0	0	0.00%	10.3%
12/31/2020	1.90	0	0	0.50%	55.8%	12/31/2020	1.91	0	0	0.25%	56.2%	12/31/2020	1.92	0	0	0.00%	56.6%
12/31/2019	1.22	0	0	0.50%	22.0%	12/31/2019	1.22	0	0	0.25%	22.3%	12/31/2019	1.23	0	0	0.00%	22.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Rising Dividends Fund R6 Class - 06-3T7

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,671	$1,664	20
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$1,670

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,670	1,057	$1.58
Band 100	-	-	1.59
Band 75	-	-	1.61
Band 50	-	-	1.63
Band 25	-	-	1.64
Band 0	-	-	1.66
Total	$1,670	1,057

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$64
Mortality & expense charges			(66)
Net investment income (loss)			(2)

Gain (loss) on investments:
Net realized gain (loss)			(103)
Realized gain distributions			64
Net change in unrealized appreciation (depreciation)			(142)
Net gain (loss)			(181)

Increase (decrease) in net assets from operations			$(183)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2)	$(5)
Net realized gain (loss)		(103)	-
Realized gain distributions		64	115
Net change in unrealized appreciation (depreciation)		(142)	149

Increase (decrease) in net assets from operations		(183)	259

Contract owner transactions:
Proceeds from units sold		5,990	4,853
Cost of units redeemed		(7,384)	(1,776)
Account charges		(69)	(20)
Increase (decrease)		(1,463)	3,057
Net increase (decrease)		(1,646)	3,316
Net assets, beginning		3,316	-
Net assets, ending		$1,670	$3,316

Units sold		3,857	2,963
Units redeemed		(4,660)	(1,103)
Net increase (decrease)		(803)	1,860
Units outstanding, beginning		1,860	-
Units outstanding, ending		1,057	1,860

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$10,843
Cost of units redeemed/account charges			(9,249)
Net investment income (loss)			(7)
Net realized gain (loss)			(103)
Realized gain distributions			179
Net change in unrealized appreciation (depreciation)			7
Net assets			$1,670

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.58	1	$2	1.25%	-11.4%	12/31/2022	$1.59	0	$0	1.00%	-11.2%	12/31/2022	$1.61	0	$0	0.75%	-11.0%
12/31/2021	1.78	2	3	1.25%	25.5%	12/31/2021	1.80	0	0	1.00%	25.8%	12/31/2021	1.81	0	0	0.75%	26.1%
12/31/2020	1.42	0	0	1.25%	15.2%	12/31/2020	1.43	0	0	1.00%	15.5%	12/31/2020	1.43	0	0	0.75%	15.8%
12/31/2019	1.23	0	0	1.25%	23.3%	12/31/2019	1.24	0	0	1.00%	23.6%	12/31/2019	1.24	0	0	0.75%	23.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.63	0	$0	0.50%	-10.7%	12/31/2022	$1.64	0	$0	0.25%	-10.5%	12/31/2022	$1.66	0	$0	0.00%	-10.3%
12/31/2021	1.82	0	0	0.50%	26.4%	12/31/2021	1.84	0	0	0.25%	26.7%	12/31/2021	1.85	0	0	0.00%	27.0%
12/31/2020	1.44	0	0	0.50%	16.1%	12/31/2020	1.45	0	0	0.25%	16.4%	12/31/2020	1.46	0	0	0.00%	16.7%
12/31/2019	1.24	0	0	0.50%	24.2%	12/31/2019	1.24	0	0	0.25%	24.5%	12/31/2019	1.25	0	0	0.00%	24.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.6%
2021	0.6%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Small Cap Growth Fund R6 Class - 06-3T9

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$278,509	$383,457	15,055
Receivables: investments sold	-
Payables: investments purchased	(889)
Net assets	$277,620

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$149,781	130,736	$1.15
Band 100	-	-	1.16
Band 75	127,839	109,412	1.17
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$277,620	240,148

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(3,110)
Net investment income (loss)			(3,110)

Gain (loss) on investments:
Net realized gain (loss)			(29,234)
Realized gain distributions			1,454
Net change in unrealized appreciation (depreciation)			(76,141)
Net gain (loss)			(103,921)

Increase (decrease) in net assets from operations			$(107,031)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,110)	$(1,998)
Net realized gain (loss)		(29,234)	8,043
Realized gain distributions		1,454	38,609
Net change in unrealized appreciation (depreciation)		(76,141)	(43,018)

Increase (decrease) in net assets from operations		(107,031)	1,636

Contract owner transactions:
Proceeds from units sold		163,766	91,065
Cost of units redeemed		(59,693)	(64,522)
Account charges		(737)	(56)
Increase (decrease)		103,336	26,487
Net increase (decrease)		(3,695)	28,123
Net assets, beginning		281,315	253,192
Net assets, ending		$277,620	$281,315

Units sold		120,979	54,761
Units redeemed		(48,533)	(35,755)
Net increase (decrease)		72,446	19,006
Units outstanding, beginning		167,702	148,696
Units outstanding, ending		240,148	167,702

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$488,682
Cost of units redeemed/account charges			(139,389)
Net investment income (loss)			(5,427)
Net realized gain (loss)			(19,878)
Realized gain distributions			58,580
Net change in unrealized appreciation (depreciation)			(104,948)
Net assets			$277,620

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.15	131	$150	1.25%	-31.0%	12/31/2022	$1.16	0	$0	1.00%	-30.9%	12/31/2022	$1.17	109	$128	0.75%	-30.7%
12/31/2021	1.66	55	92	1.25%	-1.6%	12/31/2021	1.67	0	0	1.00%	-1.3%	12/31/2021	1.69	112	189	0.75%	-1.1%
12/31/2020	1.69	13	23	1.25%	40.0%	12/31/2020	1.70	0	0	1.00%	40.3%	12/31/2020	1.70	135	230	0.75%	40.7%
12/31/2019	1.21	0	0	1.25%	20.6%	12/31/2019	1.21	0	0	1.00%	20.8%	12/31/2019	1.21	0	0	0.75%	21.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.18	0	$0	0.50%	-30.5%	12/31/2022	$1.19	0	$0	0.25%	-30.3%	12/31/2022	$1.20	0	$0	0.00%	-30.2%
12/31/2021	1.70	0	0	0.50%	-0.8%	12/31/2021	1.71	0	0	0.25%	-0.6%	12/31/2021	1.72	0	0	0.00%	-0.4%
12/31/2020	1.71	0	0	0.50%	41.0%	12/31/2020	1.72	0	0	0.25%	41.4%	12/31/2020	1.73	0	0	0.00%	41.8%
12/31/2019	1.21	0	0	0.50%	21.4%	12/31/2019	1.22	0	0	0.25%	21.7%	12/31/2019	1.22	0	0	0.00%	22.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Managed Income Fund R6 Class - 06-3TN (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.24
Band 100	-	-	1.25
Band 75	-	-	1.26
Band 50	-	-	1.28
Band 25	-	-	1.29
Band 0	-	-	1.30
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.24	0	$0	1.25%	-8.0%	12/31/2022	$1.25	0	$0	1.00%	-7.8%	12/31/2022	$1.26	0	$0	0.75%	-7.5%
12/31/2021	1.35	0	0	1.25%	14.1%	12/31/2021	1.36	0	0	1.00%	14.4%	12/31/2021	1.37	0	0	0.75%	14.7%
12/31/2020	1.18	0	0	1.25%	4.4%	12/31/2020	1.19	0	0	1.00%	4.6%	12/31/2020	1.19	0	0	0.75%	4.9%
12/31/2019	1.13	0	0	1.25%	13.1%	12/31/2019	1.13	0	0	1.00%	13.4%	12/31/2019	1.14	0	0	0.75%	13.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.28	0	$0	0.50%	-7.3%	12/31/2022	$1.29	0	$0	0.25%	-7.1%	12/31/2022	$1.30	0	$0	0.00%	-6.9%
12/31/2021	1.38	0	0	0.50%	15.0%	12/31/2021	1.39	0	0	0.25%	15.3%	12/31/2021	1.40	0	0	0.00%	15.5%
12/31/2020	1.20	0	0	0.50%	5.2%	12/31/2020	1.20	0	0	0.25%	5.4%	12/31/2020	1.21	0	0	0.00%	5.7%
12/31/2019	1.14	0	0	0.50%	13.9%	12/31/2019	1.14	0	0	0.25%	14.2%	12/31/2019	1.14	0	0	0.00%	14.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Equity Income Fund R6 Class - 06-3T3

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$18,745	$21,207	666
Receivables: investments sold	4
Payables: investments purchased	-
Net assets	$18,749

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$18,749	13,170	$1.42
Band 100	-	-	1.44
Band 75	-	-	1.45
Band 50	-	-	1.47
Band 25	-	-	1.48
Band 0	-	-	1.50
Total	$18,749	13,170

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$482
Mortality & expense charges			(445)
Net investment income (loss)			37

Gain (loss) on investments:
Net realized gain (loss)			(5,991)
Realized gain distributions			574
Net change in unrealized appreciation (depreciation)			(4,582)
Net gain (loss)			(9,999)

Increase (decrease) in net assets from operations			$(9,962)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$37	$198
Net realized gain (loss)		(5,991)	18
Realized gain distributions		574	949
Net change in unrealized appreciation (depreciation)		(4,582)	2,120

Increase (decrease) in net assets from operations		(9,962)	3,285

Contract owner transactions:
Proceeds from units sold		106,252	31,359
Cost of units redeemed		(96,834)	(15,351)
Account charges		-	-
Increase (decrease)		9,418	16,008
Net increase (decrease)		(544)	19,293
Net assets, beginning		19,293	-
Net assets, ending		$18,749	$19,293

Units sold		68,288	24,447
Units redeemed		(67,631)	(11,934)
Net increase (decrease)		657	12,513
Units outstanding, beginning		12,513	-
Units outstanding, ending		13,170	12,513

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$137,611
Cost of units redeemed/account charges			(112,185)
Net investment income (loss)			235
Net realized gain (loss)			(5,973)
Realized gain distributions			1,523
Net change in unrealized appreciation (depreciation)			(2,462)
Net assets			$18,749

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.42	13	$19	1.25%	-7.7%	12/31/2022	$1.44	0	$0	1.00%	-7.4%	12/31/2022	$1.45	0	$0	0.75%	-7.2%
12/31/2021	1.54	13	19	1.25%	24.1%	12/31/2021	1.55	0	0	1.00%	24.4%	12/31/2021	1.56	0	0	0.75%	24.7%
12/31/2020	1.24	0	0	1.25%	4.7%	12/31/2020	1.25	0	0	1.00%	5.0%	12/31/2020	1.25	0	0	0.75%	5.2%
12/31/2019	1.19	0	0	1.25%	18.7%	12/31/2019	1.19	0	0	1.00%	19.0%	12/31/2019	1.19	0	0	0.75%	19.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.47	0	$0	0.50%	-7.0%	12/31/2022	$1.48	0	$0	0.25%	-6.7%	12/31/2022	$1.50	0	$0	0.00%	-6.5%
12/31/2021	1.58	0	0	0.50%	25.0%	12/31/2021	1.59	0	0	0.25%	25.3%	12/31/2021	1.60	0	0	0.00%	25.6%
12/31/2020	1.26	0	0	0.50%	5.5%	12/31/2020	1.27	0	0	0.25%	5.8%	12/31/2020	1.27	0	0	0.00%	6.0%
12/31/2019	1.20	0	0	0.50%	19.5%	12/31/2019	1.20	0	0	0.25%	19.8%	12/31/2019	1.20	0	0	0.00%	20.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.5%
2021	4.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Mutual Quest Fund R6 Class - 06-3T6 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.05
Band 100	-	-	1.06
Band 75	-	-	1.07
Band 50	-	-	1.08
Band 25	-	-	1.09
Band 0	-	-	1.10
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.05	0	$0	1.25%	-8.0%	12/31/2022	$1.06	0	$0	1.00%	-7.8%	12/31/2022	$1.07	0	$0	0.75%	-7.6%
12/31/2021	1.14	0	0	1.25%	10.3%	12/31/2021	1.15	0	0	1.00%	10.6%	12/31/2021	1.16	0	0	0.75%	10.8%
12/31/2020	1.04	0	0	1.25%	-3.0%	12/31/2020	1.04	0	0	1.00%	-2.8%	12/31/2020	1.05	0	0	0.75%	-2.5%
12/31/2019	1.07	0	0	1.25%	6.7%	12/31/2019	1.07	0	0	1.00%	7.0%	12/31/2019	1.07	0	0	0.75%	7.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.08	0	$0	0.50%	-7.3%	12/31/2022	$1.09	0	$0	0.25%	-7.1%	12/31/2022	$1.10	0	$0	0.00%	-6.9%
12/31/2021	1.17	0	0	0.50%	11.1%	12/31/2021	1.18	0	0	0.25%	11.4%	12/31/2021	1.18	0	0	0.00%	11.7%
12/31/2020	1.05	0	0	0.50%	-2.3%	12/31/2020	1.06	0	0	0.25%	-2.0%	12/31/2020	1.06	0	0	0.00%	-1.8%
12/31/2019	1.07	0	0	0.50%	7.5%	12/31/2019	1.08	0	0	0.25%	7.7%	12/31/2019	1.08	0	0	0.00%	8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin DynaTech Fund R6 Class - 06-3RY

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,222,640	$4,867,845	33,521
Receivables: investments sold	57,801
Payables: investments purchased	-
Net assets	$3,280,441

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,280,441	2,542,315	$1.29
Band 100	-	-	1.30
Band 75	-	-	1.32
Band 50	-	-	1.33
Band 25	-	-	1.34
Band 0	-	-	1.36
Total	$3,280,441	2,542,315

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(45,181)
Net investment income (loss)			(45,181)

Gain (loss) on investments:
Net realized gain (loss)			(184,593)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,748,653)
Net gain (loss)			(1,933,246)

Increase (decrease) in net assets from operations			$(1,978,427)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(45,181)	$(40,233)
Net realized gain (loss)		(184,593)	156,427
Realized gain distributions		-	58,547
Net change in unrealized appreciation (depreciation)		(1,748,653)	(341)

Increase (decrease) in net assets from operations		(1,978,427)	174,400

Contract owner transactions:
Proceeds from units sold		1,852,837	8,027,082
Cost of units redeemed		(931,893)	(4,369,304)
Account charges		(3,426)	(652)
Increase (decrease)		917,518	3,657,126
Net increase (decrease)		(1,060,909)	3,831,526
Net assets, beginning		4,341,350	509,824
Net assets, ending		$3,280,441	$4,341,350

Units sold		1,242,027	4,781,535
Units redeemed		(691,014)	(3,051,079)
Net increase (decrease)		551,013	1,730,456
Units outstanding, beginning		1,991,302	260,846
Units outstanding, ending		2,542,315	1,991,302

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$10,388,700
Cost of units redeemed/account charges			(5,417,037)
Net investment income (loss)			(87,812)
Net realized gain (loss)			(16,752)
Realized gain distributions			58,547
Net change in unrealized appreciation (depreciation)			(1,645,205)
Net assets			$3,280,441

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.29	2,542	$3,280	1.25%	-40.8%	12/31/2022	$1.30	0	$0	1.00%	-40.7%	12/31/2022	$1.32	0	$0	0.75%	-40.5%
12/31/2021	2.18	1,991	4,341	1.25%	11.5%	12/31/2021	2.20	0	0	1.00%	11.8%	12/31/2021	2.21	0	0	0.75%	12.1%
12/31/2020	1.95	261	510	1.25%	56.3%	12/31/2020	1.96	0	0	1.00%	56.7%	12/31/2020	1.97	0	0	0.75%	57.0%
12/31/2019	1.25	0	0	1.25%	25.1%	12/31/2019	1.25	0	0	1.00%	25.4%	12/31/2019	1.26	0	0	0.75%	25.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.33	0	$0	0.50%	-40.4%	12/31/2022	$1.34	0	$0	0.25%	-40.2%	12/31/2022	$1.36	0	$0	0.00%	-40.1%
12/31/2021	2.23	0	0	0.50%	12.4%	12/31/2021	2.25	0	0	0.25%	12.7%	12/31/2021	2.26	0	0	0.00%	12.9%
12/31/2020	1.98	0	0	0.50%	57.4%	12/31/2020	1.99	0	0	0.25%	57.8%	12/31/2020	2.00	0	0	0.00%	58.2%
12/31/2019	1.26	0	0	0.50%	26.0%	12/31/2019	1.26	0	0	0.25%	26.3%	12/31/2019	1.27	0	0	0.00%	26.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Growth Opportunities Fund R Class - 06-4PN

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,120	$1,625	29
Receivables: investments sold	73
Payables: investments purchased	-
Net assets	$1,193

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,193	1,503	$0.79
Band 100	-	-	0.80
Band 75	-	-	0.80
Band 50	-	-	0.81
Band 25	-	-	0.81
Band 0	-	-	0.82
Total	$1,193	1,503

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(12)
Net investment income (loss)			(12)

Gain (loss) on investments:
Net realized gain (loss)			(8)
Realized gain distributions			44
Net change in unrealized appreciation (depreciation)			(462)
Net gain (loss)			(426)

Increase (decrease) in net assets from operations			$(438)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(12)	$(2)
Net realized gain (loss)		(8)	-
Realized gain distributions		44	65
Net change in unrealized appreciation (depreciation)		(462)	(43)

Increase (decrease) in net assets from operations		(438)	20

Contract owner transactions:
Proceeds from units sold		691	920
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		691	920
Net increase (decrease)		253	940
Net assets, beginning		940	-
Net assets, ending		$1,193	$940

Units sold		764	739
Units redeemed		-	-
Net increase (decrease)		764	739
Units outstanding, beginning		739	-
Units outstanding, ending		1,503	739

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,611
Cost of units redeemed/account charges			-
Net investment income (loss)			(14)
Net realized gain (loss)			(8)
Realized gain distributions			109
Net change in unrealized appreciation (depreciation)			(505)
Net assets			$1,193

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.79	2	$1	1.25%	-37.6%	12/31/2022	$0.80	0	$0	1.00%	-37.5%	12/31/2022	$0.80	0	$0	0.75%	-37.3%
12/31/2021	1.27	1	1	1.25%	16.5%	12/31/2021	1.28	0	0	1.00%	16.8%	12/31/2021	1.28	0	0	0.75%	17.0%
12/31/2020	1.09	0	0	1.25%	9.3%	12/31/2020	1.09	0	0	1.00%	9.3%	12/31/2020	1.09	0	0	0.75%	9.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.81	0	$0	0.50%	-37.2%	12/31/2022	$0.81	0	$0	0.25%	-37.0%	12/31/2022	$0.82	0	$0	0.00%	-36.8%
12/31/2021	1.28	0	0	0.50%	17.3%	12/31/2021	1.29	0	0	0.25%	17.6%	12/31/2021	1.29	0	0	0.00%	17.9%
12/31/2020	1.09	0	0	0.50%	9.4%	12/31/2020	1.09	0	0	0.25%	9.5%	12/31/2020	1.10	0	0	0.00%	9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Real Estate Securities Fund R Class - 06-4PG (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.11
Band 100	-	-	1.12
Band 75	-	-	1.12
Band 50	-	-	1.13
Band 25	-	-	1.13
Band 0	-	-	1.14
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.11	0	$0	1.25%	-26.2%	12/31/2022	$1.12	0	$0	1.00%	-26.0%	12/31/2022	$1.12	0	$0	0.75%	-25.9%
12/31/2021	1.51	0	0	1.25%	39.6%	12/31/2021	1.51	0	0	1.00%	39.9%	12/31/2021	1.51	0	0	0.75%	40.3%
12/31/2020	1.08	0	0	1.25%	7.8%	12/31/2020	1.08	0	0	1.00%	7.9%	12/31/2020	1.08	0	0	0.75%	7.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.13	0	$0	0.50%	-25.7%	12/31/2022	$1.13	0	$0	0.25%	-25.5%	12/31/2022	$1.14	0	$0	0.00%	-25.3%
12/31/2021	1.52	0	0	0.50%	40.6%	12/31/2021	1.52	0	0	0.25%	41.0%	12/31/2021	1.53	0	0	0.00%	41.4%
12/31/2020	1.08	0	0	0.50%	8.0%	12/31/2020	1.08	0	0	0.25%	8.0%	12/31/2020	1.08	0	0	0.00%	8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Strategic Income Fund R Class - 06-915

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$598,103	$704,255	74,944
Receivables: investments sold	1,451
Payables: investments purchased	-
Net assets	$599,554

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$517,834	312,169	$1.66
Band 100	81,720	46,949	1.74
Band 75	-	-	1.83
Band 50	-	-	1.92
Band 25	-	-	2.01
Band 0	-	-	2.11
Total	$599,554	359,118

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$24,953
Mortality & expense charges			(7,760)
Net investment income (loss)			17,193

Gain (loss) on investments:
Net realized gain (loss)			(14,096)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(90,181)
Net gain (loss)			(104,277)

Increase (decrease) in net assets from operations			$(87,084)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$17,193	$16,603
Net realized gain (loss)		(14,096)	(2,262)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(90,181)	(9,397)

Increase (decrease) in net assets from operations		(87,084)	4,944

Contract owner transactions:
Proceeds from units sold		45,807	91,370
Cost of units redeemed		(96,134)	(129,778)
Account charges		(105)	(101)
Increase (decrease)		(50,432)	(38,509)
Net increase (decrease)		(137,516)	(33,565)
Net assets, beginning		737,070	770,635
Net assets, ending		$599,554	$737,070

Units sold		27,328	57,265
Units redeemed		(57,056)	(77,721)
Net increase (decrease)		(29,728)	(20,456)
Units outstanding, beginning		388,846	409,302
Units outstanding, ending		359,118	388,846

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$24,010,318
Cost of units redeemed/account charges			(25,166,077)
Net investment income (loss)			1,897,550
Net realized gain (loss)			(135,973)
Realized gain distributions			99,888
Net change in unrealized appreciation (depreciation)			(106,152)
Net assets			$599,554

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.66	312	$518	1.25%	-12.0%	12/31/2022	$1.74	47	$82	1.00%	-11.8%	12/31/2022	$1.83	0	$0	0.75%	-11.5%
12/31/2021	1.88	341	643	1.25%	0.6%	12/31/2021	1.97	48	94	1.00%	0.9%	12/31/2021	2.06	0	0	0.75%	1.1%
12/31/2020	1.87	362	678	1.25%	1.8%	12/31/2020	1.96	47	93	1.00%	2.1%	12/31/2020	2.04	0	0	0.75%	2.4%
12/31/2019	1.84	522	960	1.25%	6.6%	12/31/2019	1.92	55	105	1.00%	6.8%	12/31/2019	1.99	0	0	0.75%	7.1%
12/31/2018	1.73	851	1,468	1.25%	-3.2%	12/31/2018	1.79	90	162	1.00%	-3.0%	12/31/2018	1.86	0	0	0.75%	-2.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.92	0	$0	0.50%	-11.3%	12/31/2022	$2.01	0	$0	0.25%	-11.1%	12/31/2022	$2.11	0	$0	0.00%	-10.9%
12/31/2021	2.16	0	0	0.50%	1.4%	12/31/2021	2.26	0	0	0.25%	1.6%	12/31/2021	2.37	0	0	0.00%	1.9%
12/31/2020	2.13	0	0	0.50%	2.6%	12/31/2020	2.23	0	0	0.25%	2.9%	12/31/2020	2.33	0	0	0.00%	3.1%
12/31/2019	2.08	0	0	0.50%	7.4%	12/31/2019	2.16	0	0	0.25%	7.7%	12/31/2019	2.25	94	211	0.00%	7.9%
12/31/2018	1.93	0	0	0.50%	-2.5%	12/31/2018	2.01	0	0	0.25%	-2.3%	12/31/2018	2.09	92	192	0.00%	-2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.7%
2021	3.5%
2020	3.5%
2019	4.1%
2018	4.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Templeton Growth Fund A Class - 06-313

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$53,192	$55,138	2,490
Receivables: investments sold	34
Payables: investments purchased	-
Net assets	$53,226

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$53,226	50,323	$1.06
Band 100	-	-	1.10
Band 75	-	-	1.14
Band 50	-	-	1.19
Band 25	-	-	1.24
Band 0	-	-	1.29
Total	$53,226	50,323

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$474
Mortality & expense charges			(624)
Net investment income (loss)			(150)

Gain (loss) on investments:
Net realized gain (loss)			100
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(6,758)
Net gain (loss)			(6,658)

Increase (decrease) in net assets from operations			$(6,808)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(150)	$(36)
Net realized gain (loss)		100	5,395
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(6,758)	(2,210)

Increase (decrease) in net assets from operations		(6,808)	3,149

Contract owner transactions:
Proceeds from units sold		10,278	6,489
Cost of units redeemed		(1,990)	(47,690)
Account charges		-	-
Increase (decrease)		8,288	(41,201)
Net increase (decrease)		1,480	(38,052)
Net assets, beginning		51,746	89,798
Net assets, ending		$53,226	$51,746

Units sold		9,376	5,313
Units redeemed		(1,714)	(39,507)
Net increase (decrease)		7,662	(34,194)
Units outstanding, beginning		42,661	76,855
Units outstanding, ending		50,323	42,661

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$7,696,318
Cost of units redeemed/account charges			(5,432,040)
Net investment income (loss)			56,476
Net realized gain (loss)			(2,315,606)
Realized gain distributions			50,024
Net change in unrealized appreciation (depreciation)			(1,946)
Net assets			$53,226

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.06	50	$53	1.25%	-12.8%	12/31/2022	$1.10	0	$0	1.00%	-12.6%	12/31/2022	$1.14	0	$0	0.75%	-12.4%
12/31/2021	1.21	43	52	1.25%	3.8%	12/31/2021	1.26	0	0	1.00%	4.1%	12/31/2021	1.30	0	0	0.75%	4.3%
12/31/2020	1.17	77	90	1.25%	4.4%	12/31/2020	1.21	0	0	1.00%	4.7%	12/31/2020	1.25	0	0	0.75%	5.0%
12/31/2019	1.12	88	98	1.25%	13.4%	12/31/2019	1.15	0	0	1.00%	13.7%	12/31/2019	1.19	0	0	0.75%	14.0%
12/31/2018	0.99	383	378	1.25%	-15.6%	12/31/2018	1.02	0	0	1.00%	-15.4%	12/31/2018	1.05	0	0	0.75%	-15.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.19	0	$0	0.50%	-12.1%	12/31/2022	$1.24	0	$0	0.25%	-11.9%	12/31/2022	$1.29	0	$0	0.00%	-11.7%
12/31/2021	1.35	0	0	0.50%	4.6%	12/31/2021	1.40	0	0	0.25%	4.9%	12/31/2021	1.46	0	0	0.00%	5.1%
12/31/2020	1.29	0	0	0.50%	5.2%	12/31/2020	1.34	0	0	0.25%	5.5%	12/31/2020	1.39	0	0	0.00%	5.7%
12/31/2019	1.23	0	0	0.50%	14.3%	12/31/2019	1.27	0	0	0.25%	14.5%	12/31/2019	1.31	0	0	0.00%	14.8%
12/31/2018	1.08	0	0	0.50%	-15.0%	12/31/2018	1.11	0	0	0.25%	-14.8%	12/31/2018	1.14	0	0	0.00%	-14.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.9%
2021	1.2%
2020	0.9%
2019	0.8%
2018	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Frost Total Return Bond Fund Institutional Class - 06-GKX

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.02
Band 100	-	-	1.03
Band 75	-	-	1.04
Band 50	-	-	1.06
Band 25	-	-	1.07
Band 0	-	-	1.08
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(19)
Net realized gain (loss)		-	(30)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	(49)

Contract owner transactions:
Proceeds from units sold		-	30,998
Cost of units redeemed		-	(30,949)
Account charges		-	-
Increase (decrease)		-	49
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	28,651
Units redeemed		-	(28,651)
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$30,998
Cost of units redeemed/account charges			(30,949)
Net investment income (loss)			(19)
Net realized gain (loss)			(30)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.02	0	$0	1.25%	-6.5%	12/31/2022	$1.03	0	$0	1.00%	-6.2%	12/31/2022	$1.04	0	$0	0.75%	-6.0%
12/31/2021	1.09	0	0	1.25%	2.2%	12/31/2021	1.10	0	0	1.00%	2.4%	12/31/2021	1.11	0	0	0.75%	2.7%
12/31/2020	1.06	0	0	1.25%	2.2%	12/31/2020	1.07	0	0	1.00%	2.5%	12/31/2020	1.08	0	0	0.75%	2.7%
12/31/2019	1.04	0	0	1.25%	4.1%	12/31/2019	1.05	0	0	1.00%	4.3%	12/31/2019	1.05	0	0	0.75%	4.6%
12/31/2018	1.00	0	0	1.25%	0.1%	12/31/2018	1.00	0	0	1.00%	0.4%	12/31/2018	1.01	0	0	0.75%	0.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.06	0	$0	0.50%	-5.8%	12/31/2022	$1.07	0	$0	0.25%	-5.5%	12/31/2022	$1.08	0	$0	0.00%	-5.3%
12/31/2021	1.12	0	0	0.50%	2.9%	12/31/2021	1.13	0	0	0.25%	3.2%	12/31/2021	1.14	0	0	0.00%	3.4%
12/31/2020	1.09	0	0	0.50%	3.0%	12/31/2020	1.10	0	0	0.25%	3.2%	12/31/2020	1.11	0	0	0.00%	3.5%
12/31/2019	1.06	0	0	0.50%	4.9%	12/31/2019	1.06	0	0	0.25%	5.1%	12/31/2019	1.07	0	0	0.00%	5.4%
12/31/2018	1.01	0	0	0.50%	0.9%	12/31/2018	1.01	0	0	0.25%	1.1%	12/31/2018	1.01	0	0	0.00%	1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Frost Credit Fund Institutional Class - 06-GKV (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.06
Band 100	-	-	1.07
Band 75	-	-	1.08
Band 50	-	-	1.10
Band 25	-	-	1.11
Band 0	-	-	1.12
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.06	0	$0	1.25%	-8.7%	12/31/2022	$1.07	0	$0	1.00%	-8.5%	12/31/2022	$1.08	0	$0	0.75%	-8.3%
12/31/2021	1.16	0	0	1.25%	4.0%	12/31/2021	1.17	0	0	1.00%	4.3%	12/31/2021	1.18	0	0	0.75%	4.5%
12/31/2020	1.11	0	0	1.25%	5.0%	12/31/2020	1.12	0	0	1.00%	5.3%	12/31/2020	1.13	0	0	0.75%	5.6%
12/31/2019	1.06	0	0	1.25%	5.9%	12/31/2019	1.06	0	0	1.00%	6.1%	12/31/2019	1.07	0	0	0.75%	6.4%
12/31/2018	1.00	0	0	1.25%	0.0%	12/31/2018	1.00	0	0	1.00%	0.2%	12/31/2018	1.01	0	0	0.75%	0.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.10	0	$0	0.50%	-8.1%	12/31/2022	$1.11	0	$0	0.25%	-7.8%	12/31/2022	$1.12	0	$0	0.00%	-7.6%
12/31/2021	1.19	0	0	0.50%	4.8%	12/31/2021	1.20	0	0	0.25%	5.1%	12/31/2021	1.22	0	0	0.00%	5.3%
12/31/2020	1.14	0	0	0.50%	5.8%	12/31/2020	1.15	0	0	0.25%	6.1%	12/31/2020	1.16	0	0	0.00%	6.4%
12/31/2019	1.08	0	0	0.50%	6.7%	12/31/2019	1.08	0	0	0.25%	6.9%	12/31/2019	1.09	0	0	0.00%	7.2%
12/31/2018	1.01	0	0	0.50%	0.7%	12/31/2018	1.01	0	0	0.25%	1.0%	12/31/2018	1.01	0	0	0.00%	1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Frost Growth Equity Fund Institutional Class - 06-GKW (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.47
Band 100	-	-	1.49
Band 75	-	-	1.51
Band 50	-	-	1.53
Band 25	-	-	1.54
Band 0	-	-	1.56
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.47	0	$0	1.25%	-32.6%	12/31/2022	$1.49	0	$0	1.00%	-32.4%	12/31/2022	$1.51	0	$0	0.75%	-32.2%
12/31/2021	2.18	0	0	1.25%	23.9%	12/31/2021	2.20	0	0	1.00%	24.2%	12/31/2021	2.22	0	0	0.75%	24.5%
12/31/2020	1.76	0	0	1.25%	31.0%	12/31/2020	1.77	0	0	1.00%	31.4%	12/31/2020	1.79	0	0	0.75%	31.7%
12/31/2019	1.34	0	0	1.25%	31.8%	12/31/2019	1.35	0	0	1.00%	32.2%	12/31/2019	1.36	0	0	0.75%	32.5%
12/31/2018	1.02	0	0	1.25%	1.7%	12/31/2018	1.02	0	0	1.00%	1.9%	12/31/2018	1.02	0	0	0.75%	2.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.53	0	$0	0.50%	-32.1%	12/31/2022	$1.54	0	$0	0.25%	-31.9%	12/31/2022	$1.56	0	$0	0.00%	-31.7%
12/31/2021	2.25	0	0	0.50%	24.8%	12/31/2021	2.27	0	0	0.25%	25.1%	12/31/2021	2.29	0	0	0.00%	25.5%
12/31/2020	1.80	0	0	0.50%	32.0%	12/31/2020	1.81	0	0	0.25%	32.4%	12/31/2020	1.83	0	0	0.00%	32.7%
12/31/2019	1.36	0	0	0.50%	32.8%	12/31/2019	1.37	0	0	0.25%	33.2%	12/31/2019	1.38	0	0	0.00%	33.5%
12/31/2018	1.03	0	0	0.50%	2.5%	12/31/2018	1.03	0	0	0.25%	2.7%	12/31/2018	1.03	0	0	0.00%	3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Growth Strategy Portfolio Service Class - 06-251

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$165,595	$174,809	10,769
Receivables: investments sold	152
Payables: investments purchased	-
Net assets	$165,747

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$165,747	108,352	$1.53
Band 100	-	-	1.59
Band 75	-	-	1.66
Band 50	-	-	1.73
Band 25	-	-	1.80
Band 0	-	-	1.87
Total	$165,747	108,352

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$5,559
Mortality & expense charges			(1,975)
Net investment income (loss)			3,584

Gain (loss) on investments:
Net realized gain (loss)			12,549
Realized gain distributions			2,669
Net change in unrealized appreciation (depreciation)			(51,030)
Net gain (loss)			(35,812)

Increase (decrease) in net assets from operations			$(32,228)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,584	$6,214
Net realized gain (loss)		12,549	10,681
Realized gain distributions		2,669	3,962
Net change in unrealized appreciation (depreciation)		(51,030)	10,194

Increase (decrease) in net assets from operations		(32,228)	31,051

Contract owner transactions:
Proceeds from units sold		32,675	23,567
Cost of units redeemed		(57,880)	(44,051)
Account charges		-	-
Increase (decrease)		(25,205)	(20,484)
Net increase (decrease)		(57,433)	10,567
Net assets, beginning		223,180	212,613
Net assets, ending		$165,747	$223,180

Units sold		20,676	13,383
Units redeemed		(31,528)	(24,731)
Net increase (decrease)		(10,852)	(11,348)
Units outstanding, beginning		119,204	130,552
Units outstanding, ending		108,352	119,204

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$307,816
Cost of units redeemed/account charges			(191,274)
Net investment income (loss)			14,626
Net realized gain (loss)			30,117
Realized gain distributions			13,676
Net change in unrealized appreciation (depreciation)			(9,214)
Net assets			$165,747

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.53	108	$166	1.25%	-18.3%	12/31/2022	$1.59	0	$0	1.00%	-18.1%	12/31/2022	$1.66	0	$0	0.75%	-17.9%
12/31/2021	1.87	119	223	1.25%	15.0%	12/31/2021	1.94	0	0	1.00%	15.3%	12/31/2021	2.02	0	0	0.75%	15.5%
12/31/2020	1.63	131	213	1.25%	12.4%	12/31/2020	1.69	0	0	1.00%	12.7%	12/31/2020	1.75	0	0	0.75%	13.0%
12/31/2019	1.45	129	187	1.25%	20.6%	12/31/2019	1.50	0	0	1.00%	20.9%	12/31/2019	1.55	0	0	0.75%	21.2%
12/31/2018	1.20	112	135	1.25%	-12.2%	12/31/2018	1.24	0	0	1.00%	-11.9%	12/31/2018	1.28	0	0	0.75%	-11.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.73	0	$0	0.50%	-17.7%	12/31/2022	$1.80	0	$0	0.25%	-17.5%	12/31/2022	$1.87	0	$0	0.00%	-17.3%
12/31/2021	2.10	0	0	0.50%	15.8%	12/31/2021	2.18	0	0	0.25%	16.1%	12/31/2021	2.26	0	0	0.00%	16.4%
12/31/2020	1.81	0	0	0.50%	13.3%	12/31/2020	1.88	0	0	0.25%	13.6%	12/31/2020	1.94	0	0	0.00%	13.9%
12/31/2019	1.60	0	0	0.50%	21.5%	12/31/2019	1.65	0	0	0.25%	21.8%	12/31/2019	1.71	0	0	0.00%	22.1%
12/31/2018	1.32	0	0	0.50%	-11.5%	12/31/2018	1.36	0	0	0.25%	-11.3%	12/31/2018	1.40	0	0	0.00%	-11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.9%
2021	4.1%
2020	1.1%
2019	2.1%
2018	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Growth Strategy Portfolio Institutional Class - 06-249

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$100,846	$102,502	6,527
Receivables: investments sold	-
Payables: investments purchased	(199)
Net assets	$100,647

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$100,647	60,746	$1.66
Band 100	-	-	1.73
Band 75	-	-	1.80
Band 50	-	-	1.87
Band 25	-	-	1.95
Band 0	-	-	2.03
Total	$100,647	60,746

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$3,913
Mortality & expense charges			(1,010)
Net investment income (loss)			2,903

Gain (loss) on investments:
Net realized gain (loss)			64
Realized gain distributions			1,606
Net change in unrealized appreciation (depreciation)			(20,083)
Net gain (loss)			(18,413)

Increase (decrease) in net assets from operations			$(15,510)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,903	$2,677
Net realized gain (loss)		64	3,771
Realized gain distributions		1,606	1,452
Net change in unrealized appreciation (depreciation)		(20,083)	3,706

Increase (decrease) in net assets from operations		(15,510)	11,606

Contract owner transactions:
Proceeds from units sold		34,292	10,257
Cost of units redeemed		(225)	(12,270)
Account charges		(53)	(58)
Increase (decrease)		34,014	(2,071)
Net increase (decrease)		18,504	9,535
Net assets, beginning		82,143	72,608
Net assets, ending		$100,647	$82,143

Units sold		20,210	5,449
Units redeemed		(167)	(6,328)
Net increase (decrease)		20,043	(879)
Units outstanding, beginning		40,703	41,582
Units outstanding, ending		60,746	40,703

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$450,199
Cost of units redeemed/account charges			(323,729)
Net investment income (loss)			21,298
Net realized gain (loss)			(63,807)
Realized gain distributions			18,342
Net change in unrealized appreciation (depreciation)			(1,656)
Net assets			$100,647

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.66	61	$101	1.25%	-17.9%	12/31/2022	$1.73	0	$0	1.00%	-17.7%	12/31/2022	$1.80	0	$0	0.75%	-17.5%
12/31/2021	2.02	41	82	1.25%	15.6%	12/31/2021	2.10	0	0	1.00%	15.9%	12/31/2021	2.18	0	0	0.75%	16.2%
12/31/2020	1.75	42	73	1.25%	12.9%	12/31/2020	1.81	0	0	1.00%	13.2%	12/31/2020	1.87	0	0	0.75%	13.5%
12/31/2019	1.55	32	50	1.25%	21.2%	12/31/2019	1.60	0	0	1.00%	21.6%	12/31/2019	1.65	0	0	0.75%	21.9%
12/31/2018	1.28	30	39	1.25%	-11.8%	12/31/2018	1.31	0	0	1.00%	-11.5%	12/31/2018	1.36	0	0	0.75%	-11.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.87	0	$0	0.50%	-17.3%	12/31/2022	$1.95	0	$0	0.25%	-17.1%	12/31/2022	$2.03	0	$0	0.00%	-16.9%
12/31/2021	2.26	0	0	0.50%	16.4%	12/31/2021	2.35	0	0	0.25%	16.7%	12/31/2021	2.44	0	0	0.00%	17.0%
12/31/2020	1.94	0	0	0.50%	13.8%	12/31/2020	2.01	0	0	0.25%	14.0%	12/31/2020	2.08	0	0	0.00%	14.3%
12/31/2019	1.71	0	0	0.50%	22.2%	12/31/2019	1.76	0	0	0.25%	22.5%	12/31/2019	1.82	0	0	0.00%	22.8%
12/31/2018	1.40	0	0	0.50%	-11.1%	12/31/2018	1.44	0	0	0.25%	-10.9%	12/31/2018	1.49	0	0	0.00%	-10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	4.3%
2021	4.7%
2020	1.8%
2019	2.5%
2018	3.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs International Equity Insights Fund Service Class - 06-368

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$332,019	$353,711	26,965
Receivables: investments sold	-
Payables: investments purchased	(18,954)
Net assets	$313,065

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$313,065	318,507	$0.98
Band 100	-	-	1.02
Band 75	-	-	1.06
Band 50	-	-	1.10
Band 25	-	-	1.14
Band 0	-	-	1.19
Total	$313,065	318,507

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$11,079
Mortality & expense charges			(4,139)
Net investment income (loss)			6,940

Gain (loss) on investments:
Net realized gain (loss)			(57,388)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(19,855)
Net gain (loss)			(77,243)

Increase (decrease) in net assets from operations			$(70,303)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,940	$4,191
Net realized gain (loss)		(57,388)	47,826
Realized gain distributions		-	10,915
Net change in unrealized appreciation (depreciation)		(19,855)	(29,795)

Increase (decrease) in net assets from operations		(70,303)	33,137

Contract owner transactions:
Proceeds from units sold		309,962	398,173
Cost of units redeemed		(295,458)	(380,828)
Account charges		(1,116)	(1,412)
Increase (decrease)		13,388	15,933
Net increase (decrease)		(56,915)	49,070
Net assets, beginning		369,980	320,910
Net assets, ending		$313,065	$369,980

Units sold		310,730	353,030
Units redeemed		(306,833)	(324,388)
Net increase (decrease)		3,897	28,642
Units outstanding, beginning		314,610	285,968
Units outstanding, ending		318,507	314,610

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,931,508
Cost of units redeemed/account charges			(1,692,885)
Net investment income (loss)			27,233
Net realized gain (loss)			57,986
Realized gain distributions			10,915
Net change in unrealized appreciation (depreciation)			(21,692)
Net assets			$313,065

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.98	319	$313	1.25%	-16.4%	12/31/2022	$1.02	0	$0	1.00%	-16.2%	12/31/2022	$1.06	0	$0	0.75%	-16.0%
12/31/2021	1.18	315	370	1.25%	9.8%	12/31/2021	1.22	0	0	1.00%	10.1%	12/31/2021	1.26	0	0	0.75%	10.4%
12/31/2020	1.07	209	224	1.25%	6.0%	12/31/2020	1.11	0	0	1.00%	6.2%	12/31/2020	1.14	0	0	0.75%	6.5%
12/31/2019	1.01	280	284	1.25%	16.4%	12/31/2019	1.04	0	0	1.00%	16.7%	12/31/2019	1.07	0	0	0.75%	17.0%
12/31/2018	0.87	288	250	1.25%	-17.2%	12/31/2018	0.89	0	0	1.00%	-17.0%	12/31/2018	0.92	0	0	0.75%	-16.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.10	0	$0	0.50%	-15.8%	12/31/2022	$1.14	0	$0	0.25%	-15.6%	12/31/2022	$1.19	0	$0	0.00%	-15.4%
12/31/2021	1.31	0	0	0.50%	10.6%	12/31/2021	1.35	0	0	0.25%	10.9%	12/31/2021	1.40	0	0	0.00%	11.2%
12/31/2020	1.18	0	0	0.50%	6.7%	12/31/2020	1.22	0	0	0.25%	7.0%	12/31/2020	1.26	77	97	0.00%	7.3%
12/31/2019	1.11	0	0	0.50%	17.3%	12/31/2019	1.14	0	0	0.25%	17.6%	12/31/2019	1.18	76	89	0.00%	17.9%
12/31/2018	0.94	0	0	0.50%	-16.6%	12/31/2018	0.97	0	0	0.25%	-16.4%	12/31/2018	1.00	72	72	0.00%	-16.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.2%
2021	2.6%
2020	1.3%
2019	2.1%
2018	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs International Equity Insights Fund Institutional Class - 06-367

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$774,760	$856,223	64,022
Receivables: investments sold	-
Payables: investments purchased	(19,292)
Net assets	$755,468

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$755,468	712,411	$1.06
Band 100	-	-	1.10
Band 75	-	-	1.14
Band 50	-	-	1.19
Band 25	-	-	1.23
Band 0	-	-	1.28
Total	$755,468	712,411

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$29,312
Mortality & expense charges			(26,319)
Net investment income (loss)			2,993

Gain (loss) on investments:
Net realized gain (loss)			(74,201)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(401,232)
Net gain (loss)			(475,433)

Increase (decrease) in net assets from operations			$(472,440)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,993	$64,871
Net realized gain (loss)		(74,201)	56,365
Realized gain distributions		-	97,201
Net change in unrealized appreciation (depreciation)		(401,232)	68,924

Increase (decrease) in net assets from operations		(472,440)	287,361

Contract owner transactions:
Proceeds from units sold		284,371	1,237,015
Cost of units redeemed		(2,405,165)	(329,308)
Account charges		(847)	(2,978)
Increase (decrease)		(2,121,641)	904,729
Net increase (decrease)		(2,594,081)	1,192,090
Net assets, beginning		3,349,549	2,157,459
Net assets, ending		$755,468	$3,349,549

Units sold		264,846	1,049,302
Units redeemed		(2,205,907)	(281,968)
Net increase (decrease)		(1,941,061)	767,334
Units outstanding, beginning		2,653,472	1,886,138
Units outstanding, ending		712,411	2,653,472

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$7,454,105
Cost of units redeemed/account charges			(6,834,329)
Net investment income (loss)			179,580
Net realized gain (loss)			(59,626)
Realized gain distributions			97,201
Net change in unrealized appreciation (depreciation)			(81,463)
Net assets			$755,468

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.06	712	$755	1.25%	-16.0%	12/31/2022	$1.10	0	$0	1.00%	-15.8%	12/31/2022	$1.14	0	$0	0.75%	-15.6%
12/31/2021	1.26	2,653	3,350	1.25%	10.4%	12/31/2021	1.31	0	0	1.00%	10.6%	12/31/2021	1.35	0	0	0.75%	10.9%
12/31/2020	1.14	1,886	2,157	1.25%	6.5%	12/31/2020	1.18	0	0	1.00%	6.8%	12/31/2020	1.22	0	0	0.75%	7.0%
12/31/2019	1.07	3,096	3,326	1.25%	17.1%	12/31/2019	1.11	0	0	1.00%	17.3%	12/31/2019	1.14	0	0	0.75%	17.6%
12/31/2018	0.92	2,080	1,909	1.25%	-16.8%	12/31/2018	0.94	0	0	1.00%	-16.6%	12/31/2018	0.97	0	0	0.75%	-16.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.19	0	$0	0.50%	-15.4%	12/31/2022	$1.23	0	$0	0.25%	-15.2%	12/31/2022	$1.28	0	$0	0.00%	-14.9%
12/31/2021	1.40	0	0	0.50%	11.2%	12/31/2021	1.45	0	0	0.25%	11.5%	12/31/2021	1.51	0	0	0.00%	11.7%
12/31/2020	1.26	0	0	0.50%	7.3%	12/31/2020	1.30	0	0	0.25%	7.6%	12/31/2020	1.35	0	0	0.00%	7.8%
12/31/2019	1.18	0	0	0.50%	17.9%	12/31/2019	1.21	0	0	0.25%	18.2%	12/31/2019	1.25	0	0	0.00%	18.5%
12/31/2018	1.00	0	0	0.50%	-16.2%	12/31/2018	1.03	0	0	0.25%	-16.0%	12/31/2018	1.05	0	0	0.00%	-15.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.4%
2021	3.7%
2020	1.4%
2019	3.0%
2018	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Large Cap Value Insights Fund Service Class - 06-068 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.61
Band 100	-	-	1.65
Band 75	-	-	1.68
Band 50	-	-	1.72
Band 25	-	-	1.76
Band 0	-	-	1.79
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$433,668
Cost of units redeemed/account charges			(443,483)
Net investment income (loss)			(557)
Net realized gain (loss)			(5,161)
Realized gain distributions			15,533
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.61	0	$0	1.25%	-9.9%	12/31/2022	$1.65	0	$0	1.00%	-9.7%	12/31/2022	$1.68	0	$0	0.75%	-9.5%
12/31/2021	1.79	0	0	1.25%	27.0%	12/31/2021	1.82	0	0	1.00%	27.3%	12/31/2021	1.86	0	0	0.75%	27.6%
12/31/2020	1.41	0	0	1.25%	-0.3%	12/31/2020	1.43	0	0	1.00%	0.0%	12/31/2020	1.46	0	0	0.75%	0.2%
12/31/2019	1.41	4	6	1.25%	18.9%	12/31/2019	1.43	0	0	1.00%	19.2%	12/31/2019	1.45	0	0	0.75%	19.5%
12/31/2018	1.19	58	69	1.25%	-10.4%	12/31/2018	1.20	0	0	1.00%	-10.1%	12/31/2018	1.22	0	0	0.75%	-9.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.72	0	$0	0.50%	-9.2%	12/31/2022	$1.76	0	$0	0.25%	-9.0%	12/31/2022	$1.79	0	$0	0.00%	-8.8%
12/31/2021	1.89	0	0	0.50%	27.9%	12/31/2021	1.93	0	0	0.25%	28.3%	12/31/2021	1.97	0	0	0.00%	28.6%
12/31/2020	1.48	0	0	0.50%	0.5%	12/31/2020	1.51	0	0	0.25%	0.7%	12/31/2020	1.53	0	0	0.00%	1.0%
12/31/2019	1.47	0	0	0.50%	19.8%	12/31/2019	1.49	0	0	0.25%	20.1%	12/31/2019	1.52	0	0	0.00%	20.4%
12/31/2018	1.23	0	0	0.50%	-9.7%	12/31/2018	1.24	0	0	0.25%	-9.4%	12/31/2018	1.26	0	0	0.00%	-9.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.5%
2019	2.4%
2018	4.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Large Cap Value Insights Fund Investor Class - 06-052

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,971	$5,676	283
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$5,971

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,971	3,587	$1.66
Band 100	-	-	1.70
Band 75	-	-	1.74
Band 50	-	-	1.77
Band 25	-	-	1.81
Band 0	-	-	1.85
Total	$5,971	3,587

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$78
Mortality & expense charges			(74)
Net investment income (loss)			4

Gain (loss) on investments:
Net realized gain (loss)			9
Realized gain distributions			126
Net change in unrealized appreciation (depreciation)			(761)
Net gain (loss)			(626)

Increase (decrease) in net assets from operations			$(622)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4	$2
Net realized gain (loss)		9	152
Realized gain distributions		126	955
Net change in unrealized appreciation (depreciation)		(761)	358

Increase (decrease) in net assets from operations		(622)	1,467

Contract owner transactions:
Proceeds from units sold		102	94
Cost of units redeemed		-	(494)
Account charges		-	-
Increase (decrease)		102	(400)
Net increase (decrease)		(520)	1,067
Net assets, beginning		6,491	5,424
Net assets, ending		$5,971	$6,491

Units sold		61	56
Units redeemed		-	(286)
Net increase (decrease)		61	(230)
Units outstanding, beginning		3,526	3,756
Units outstanding, ending		3,587	3,526

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$6,866,451
Cost of units redeemed/account charges			(7,598,836)
Net investment income (loss)			76,545
Net realized gain (loss)			471,219
Realized gain distributions			190,297
Net change in unrealized appreciation (depreciation)			295
Net assets			$5,971

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.66	4	$6	1.25%	-9.6%	12/31/2022	$1.70	0	$0	1.00%	-9.3%	12/31/2022	$1.74	0	$0	0.75%	-9.1%
12/31/2021	1.84	4	6	1.25%	27.5%	12/31/2021	1.88	0	0	1.00%	27.8%	12/31/2021	1.91	0	0	0.75%	28.1%
12/31/2020	1.44	4	5	1.25%	0.1%	12/31/2020	1.47	0	0	1.00%	0.3%	12/31/2020	1.49	0	0	0.75%	0.6%
12/31/2019	1.44	201	291	1.25%	19.4%	12/31/2019	1.46	0	0	1.00%	19.6%	12/31/2019	1.48	0	0	0.75%	19.9%
12/31/2018	1.21	680	822	1.25%	-10.1%	12/31/2018	1.22	0	0	1.00%	-9.9%	12/31/2018	1.24	0	0	0.75%	-9.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.77	0	$0	0.50%	-8.9%	12/31/2022	$1.81	0	$0	0.25%	-8.7%	12/31/2022	$1.85	0	$0	0.00%	-8.4%
12/31/2021	1.95	0	0	0.50%	28.4%	12/31/2021	1.98	0	0	0.25%	28.8%	12/31/2021	2.02	0	0	0.00%	29.1%
12/31/2020	1.52	0	0	0.50%	0.8%	12/31/2020	1.54	0	0	0.25%	1.1%	12/31/2020	1.57	0	0	0.00%	1.3%
12/31/2019	1.50	0	0	0.50%	20.2%	12/31/2019	1.52	0	0	0.25%	20.5%	12/31/2019	1.55	707	1,093	0.00%	20.9%
12/31/2018	1.25	0	0	0.50%	-9.4%	12/31/2018	1.26	0	0	0.25%	-9.2%	12/31/2018	1.28	850	1,087	0.00%	-8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.3%
2021	1.3%
2020	0.2%
2019	2.1%
2018	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Mid Cap Value Fund Service Class - 06-253

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,634,873	$1,859,979	52,031
Receivables: investments sold	-
Payables: investments purchased	(7,332)
Net assets	$1,627,541

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,227,706	493,435	$2.49
Band 100	399,835	154,325	2.59
Band 75	-	-	2.70
Band 50	-	-	2.81
Band 25	-	-	2.93
Band 0	-	-	3.05
Total	$1,627,541	647,760

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$6,538
Mortality & expense charges			(21,035)
Net investment income (loss)			(14,497)

Gain (loss) on investments:
Net realized gain (loss)			8,865
Realized gain distributions			194,660
Net change in unrealized appreciation (depreciation)			(438,374)
Net gain (loss)			(234,849)

Increase (decrease) in net assets from operations			$(249,346)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(14,497)	$(19,249)
Net realized gain (loss)		8,865	94,988
Realized gain distributions		194,660	297,910
Net change in unrealized appreciation (depreciation)		(438,374)	101,162

Increase (decrease) in net assets from operations		(249,346)	474,811

Contract owner transactions:
Proceeds from units sold		176,536	323,191
Cost of units redeemed		(418,951)	(340,499)
Account charges		(1,401)	(391)
Increase (decrease)		(243,816)	(17,699)
Net increase (decrease)		(493,162)	457,112
Net assets, beginning		2,120,703	1,663,591
Net assets, ending		$1,627,541	$2,120,703

Units sold		69,596	180,477
Units redeemed		(165,456)	(187,005)
Net increase (decrease)		(95,860)	(6,528)
Units outstanding, beginning		743,620	750,148
Units outstanding, ending		647,760	743,620

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$24,889,120
Cost of units redeemed/account charges			(26,371,120)
Net investment income (loss)			(326,947)
Net realized gain (loss)			(1,171,089)
Realized gain distributions			4,832,683
Net change in unrealized appreciation (depreciation)			(225,106)
Net assets			$1,627,541

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.49	493	$1,228	1.25%	-11.9%	12/31/2022	$2.59	154	$400	1.00%	-11.6%	12/31/2022	$2.70	0	$0	0.75%	-11.4%
12/31/2021	2.82	546	1,541	1.25%	28.6%	12/31/2021	2.93	198	579	1.00%	28.9%	12/31/2021	3.05	0	0	0.75%	29.3%
12/31/2020	2.19	533	1,170	1.25%	6.9%	12/31/2020	2.27	217	494	1.00%	7.2%	12/31/2020	2.36	0	0	0.75%	7.5%
12/31/2019	2.05	558	1,146	1.25%	29.7%	12/31/2019	2.12	276	586	1.00%	30.0%	12/31/2019	2.19	0	0	0.75%	30.4%
12/31/2018	1.58	717	1,134	1.25%	-12.1%	12/31/2018	1.63	345	562	1.00%	-11.8%	12/31/2018	1.68	0	0	0.75%	-11.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.81	0	$0	0.50%	-11.2%	12/31/2022	$2.93	0	$0	0.25%	-11.0%	12/31/2022	$3.05	0	$0	0.00%	-10.8%
12/31/2021	3.16	0	0	0.50%	29.6%	12/31/2021	3.29	0	0	0.25%	29.9%	12/31/2021	3.41	0	0	0.00%	30.2%
12/31/2020	2.44	0	0	0.50%	7.7%	12/31/2020	2.53	0	0	0.25%	8.0%	12/31/2020	2.62	0	0	0.00%	8.3%
12/31/2019	2.27	0	0	0.50%	30.7%	12/31/2019	2.34	0	0	0.25%	31.0%	12/31/2019	2.42	0	0	0.00%	31.3%
12/31/2018	1.73	0	0	0.50%	-11.4%	12/31/2018	1.79	0	0	0.25%	-11.2%	12/31/2018	1.84	0	0	0.00%	-10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.3%
2021	0.2%
2020	0.2%
2019	0.4%
2018	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Mid Cap Value Fund Institutional Class - 06-252

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,603,108	$1,758,291	48,786
Receivables: investments sold	-
Payables: investments purchased	(3,885)
Net assets	$1,599,223

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,599,223	592,859	$2.70
Band 100	-	-	2.81
Band 75	-	-	2.92
Band 50	-	-	3.05
Band 25	-	-	3.17
Band 0	-	-	3.30
Total	$1,599,223	592,859

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$14,363
Mortality & expense charges			(14,554)
Net investment income (loss)			(191)

Gain (loss) on investments:
Net realized gain (loss)			66,575
Realized gain distributions			183,426
Net change in unrealized appreciation (depreciation)			(405,745)
Net gain (loss)			(155,744)

Increase (decrease) in net assets from operations			$(155,935)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(191)	$(7,502)
Net realized gain (loss)		66,575	39,003
Realized gain distributions		183,426	197,156
Net change in unrealized appreciation (depreciation)		(405,745)	95,684

Increase (decrease) in net assets from operations		(155,935)	324,341

Contract owner transactions:
Proceeds from units sold		829,012	144,059
Cost of units redeemed		(457,786)	(185,433)
Account charges		(684)	(890)
Increase (decrease)		370,542	(42,264)
Net increase (decrease)		214,607	282,077
Net assets, beginning		1,384,616	1,102,539
Net assets, ending		$1,599,223	$1,384,616

Units sold		303,059	53,140
Units redeemed		(164,832)	(66,481)
Net increase (decrease)		138,227	(13,341)
Units outstanding, beginning		454,632	467,973
Units outstanding, ending		592,859	454,632

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$80,958,480
Cost of units redeemed/account charges			(97,902,762)
Net investment income (loss)			(583,629)
Net realized gain (loss)			5,371,632
Realized gain distributions			13,910,685
Net change in unrealized appreciation (depreciation)			(155,183)
Net assets			$1,599,223

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.70	593	$1,599	1.25%	-11.4%	12/31/2022	$2.81	0	$0	1.00%	-11.2%	12/31/2022	$2.92	0	$0	0.75%	-11.0%
12/31/2021	3.05	455	1,385	1.25%	29.3%	12/31/2021	3.16	0	0	1.00%	29.6%	12/31/2021	3.29	0	0	0.75%	29.9%
12/31/2020	2.36	468	1,103	1.25%	7.4%	12/31/2020	2.44	0	0	1.00%	7.7%	12/31/2020	2.53	0	0	0.75%	8.0%
12/31/2019	2.19	464	1,018	1.25%	30.4%	12/31/2019	2.27	0	0	1.00%	30.7%	12/31/2019	2.34	0	0	0.75%	31.0%
12/31/2018	1.68	1,290	2,170	1.25%	-11.6%	12/31/2018	1.73	0	0	1.00%	-11.4%	12/31/2018	1.79	0	0	0.75%	-11.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.05	0	$0	0.50%	-10.8%	12/31/2022	$3.17	0	$0	0.25%	-10.5%	12/31/2022	$3.30	0	$0	0.00%	-10.3%
12/31/2021	3.41	0	0	0.50%	30.2%	12/31/2021	3.55	0	0	0.25%	30.6%	12/31/2021	3.68	0	0	0.00%	30.9%
12/31/2020	2.62	0	0	0.50%	8.2%	12/31/2020	2.72	0	0	0.25%	8.5%	12/31/2020	2.81	0	0	0.00%	8.8%
12/31/2019	2.42	0	0	0.50%	31.4%	12/31/2019	2.50	0	0	0.25%	31.7%	12/31/2019	2.59	0	0	0.00%	32.0%
12/31/2018	1.84	0	0	0.50%	-10.9%	12/31/2018	1.90	0	0	0.25%	-10.7%	12/31/2018	1.96	0	0	0.00%	-10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.0%
2021	0.7%
2020	0.7%
2019	0.6%
2018	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Satellite Strategies Fund Service Class - 06-842 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.10
Band 100	-	-	1.13
Band 75	-	-	1.15
Band 50	-	-	1.18
Band 25	-	-	1.21
Band 0	-	-	1.25
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.10	0	$0	1.25%	-16.4%	12/31/2022	$1.13	0	$0	1.00%	-16.2%	12/31/2022	$1.15	0	$0	0.75%	-16.0%
12/31/2021	1.31	0	0	1.25%	6.6%	12/31/2021	1.34	0	0	1.00%	6.9%	12/31/2021	1.37	0	0	0.75%	7.1%
12/31/2020	1.23	0	0	1.25%	2.0%	12/31/2020	1.26	0	0	1.00%	2.3%	12/31/2020	1.28	0	0	0.75%	2.6%
12/31/2019	1.21	0	0	1.25%	16.8%	12/31/2019	1.23	0	0	1.00%	17.1%	12/31/2019	1.25	0	0	0.75%	17.4%
12/31/2018	1.03	0	0	1.25%	-11.5%	12/31/2018	1.05	0	0	1.00%	-11.3%	12/31/2018	1.07	0	0	0.75%	-11.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.18	0	$0	0.50%	-15.7%	12/31/2022	$1.21	0	$0	0.25%	-15.5%	12/31/2022	$1.25	0	$0	0.00%	-15.3%
12/31/2021	1.41	0	0	0.50%	7.4%	12/31/2021	1.44	0	0	0.25%	7.7%	12/31/2021	1.47	0	0	0.00%	7.9%
12/31/2020	1.31	0	0	0.50%	2.8%	12/31/2020	1.34	0	0	0.25%	3.1%	12/31/2020	1.36	0	0	0.00%	3.3%
12/31/2019	1.27	0	0	0.50%	17.7%	12/31/2019	1.30	0	0	0.25%	18.0%	12/31/2019	1.32	0	0	0.00%	18.3%
12/31/2018	1.08	0	0	0.50%	-10.9%	12/31/2018	1.10	0	0	0.25%	-10.6%	12/31/2018	1.12	0	0	0.00%	-10.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Satellite Strategies Fund Investor Class - 06-728 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.14
Band 100	-	-	1.17
Band 75	-	-	1.20
Band 50	-	-	1.23
Band 25	-	-	1.26
Band 0	-	-	1.29
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.14	0	$0	1.25%	-16.1%	12/31/2022	$1.17	0	$0	1.00%	-15.9%	12/31/2022	$1.20	0	$0	0.75%	-15.7%
12/31/2021	1.36	0	0	1.25%	7.1%	12/31/2021	1.39	0	0	1.00%	7.4%	12/31/2021	1.42	0	0	0.75%	7.7%
12/31/2020	1.27	0	0	1.25%	2.3%	12/31/2020	1.29	0	0	1.00%	2.5%	12/31/2020	1.32	0	0	0.75%	2.8%
12/31/2019	1.24	0	0	1.25%	17.3%	12/31/2019	1.26	0	0	1.00%	17.6%	12/31/2019	1.28	0	0	0.75%	17.9%
12/31/2018	1.06	0	0	1.25%	-11.3%	12/31/2018	1.07	0	0	1.00%	-11.1%	12/31/2018	1.09	0	0	0.75%	-10.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.23	0	$0	0.50%	-15.4%	12/31/2022	$1.26	0	$0	0.25%	-15.2%	12/31/2022	$1.29	0	$0	0.00%	-15.0%
12/31/2021	1.45	0	0	0.50%	8.0%	12/31/2021	1.49	0	0	0.25%	8.2%	12/31/2021	1.52	0	0	0.00%	8.5%
12/31/2020	1.35	0	0	0.50%	3.0%	12/31/2020	1.37	0	0	0.25%	3.3%	12/31/2020	1.40	0	0	0.00%	3.6%
12/31/2019	1.31	0	0	0.50%	18.2%	12/31/2019	1.33	0	0	0.25%	18.4%	12/31/2019	1.35	0	0	0.00%	18.7%
12/31/2018	1.11	0	0	0.50%	-10.6%	12/31/2018	1.12	0	0	0.25%	-10.4%	12/31/2018	1.14	0	0	0.00%	-10.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Small Cap Value Fund Institutional Class - 06-254

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,317,676	$1,648,564	31,235
Receivables: investments sold	-
Payables: investments purchased	(5,779)
Net assets	$1,311,897

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,311,897	511,729	$2.56
Band 100	-	-	2.67
Band 75	-	-	2.78
Band 50	-	-	2.89
Band 25	-	-	3.01
Band 0	-	-	3.14
Total	$1,311,897	511,729

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$9,746
Mortality & expense charges			(25,803)
Net investment income (loss)			(16,057)

Gain (loss) on investments:
Net realized gain (loss)			(15,741)
Realized gain distributions			194,582
Net change in unrealized appreciation (depreciation)			(630,428)
Net gain (loss)			(451,587)

Increase (decrease) in net assets from operations			$(467,644)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(16,057)	$(45,367)
Net realized gain (loss)		(15,741)	1,440,827
Realized gain distributions		194,582	582,204
Net change in unrealized appreciation (depreciation)		(630,428)	(597,531)

Increase (decrease) in net assets from operations		(467,644)	1,380,133

Contract owner transactions:
Proceeds from units sold		536,416	1,244,008
Cost of units redeemed		(2,040,445)	(8,502,777)
Account charges		(1,881)	(7,247)
Increase (decrease)		(1,505,910)	(7,266,016)
Net increase (decrease)		(1,973,554)	(5,885,883)
Net assets, beginning		3,285,451	9,171,334
Net assets, ending		$1,311,897	$3,285,451

Units sold		193,921	438,890
Units redeemed		(761,116)	(3,128,856)
Net increase (decrease)		(567,195)	(2,689,966)
Units outstanding, beginning		1,078,924	3,768,890
Units outstanding, ending		511,729	1,078,924

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$82,630,990
Cost of units redeemed/account charges			(95,324,596)
Net investment income (loss)			(876,816)
Net realized gain (loss)			4,871,381
Realized gain distributions			10,341,826
Net change in unrealized appreciation (depreciation)			(330,888)
Net assets			$1,311,897

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.56	512	$1,312	1.25%	-15.8%	12/31/2022	$2.67	0	$0	1.00%	-15.6%	12/31/2022	$2.78	0	$0	0.75%	-15.4%
12/31/2021	3.05	1,079	3,285	1.25%	25.1%	12/31/2021	3.16	0	0	1.00%	25.4%	12/31/2021	3.29	0	0	0.75%	25.8%
12/31/2020	2.43	3,769	9,171	1.25%	0.8%	12/31/2020	2.52	0	0	1.00%	1.0%	12/31/2020	2.61	0	0	0.75%	1.3%
12/31/2019	2.41	5,467	13,198	1.25%	21.6%	12/31/2019	2.50	0	0	1.00%	21.9%	12/31/2019	2.58	0	0	0.75%	22.2%
12/31/2018	1.99	7,055	14,008	1.25%	-15.1%	12/31/2018	2.05	0	0	1.00%	-14.9%	12/31/2018	2.11	0	0	0.75%	-14.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.89	0	$0	0.50%	-15.2%	12/31/2022	$3.01	0	$0	0.25%	-15.0%	12/31/2022	$3.14	0	$0	0.00%	-14.8%
12/31/2021	3.41	0	0	0.50%	26.1%	12/31/2021	3.54	0	0	0.25%	26.4%	12/31/2021	3.68	0	0	0.00%	26.7%
12/31/2020	2.71	0	0	0.50%	1.5%	12/31/2020	2.80	0	0	0.25%	1.8%	12/31/2020	2.91	0	0	0.00%	2.1%
12/31/2019	2.67	0	0	0.50%	22.5%	12/31/2019	2.75	0	0	0.25%	22.8%	12/31/2019	2.85	544	1,550	0.00%	23.1%
12/31/2018	2.18	0	0	0.50%	-14.5%	12/31/2018	2.24	0	0	0.25%	-14.2%	12/31/2018	2.31	559	1,293	0.00%	-14.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.4%
2021	0.2%
2020	0.4%
2019	0.8%
2018	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Small Cap Value Fund Service Class - 06-256

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,665,055	$2,148,828	46,215
Receivables: investments sold	-
Payables: investments purchased	(59,076)
Net assets	$1,605,979

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,119,427	473,367	$2.36
Band 100	486,552	197,588	2.46
Band 75	-	-	2.56
Band 50	-	-	2.67
Band 25	-	-	2.78
Band 0	-	-	2.90
Total	$1,605,979	670,955

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$5,169
Mortality & expense charges			(22,873)
Net investment income (loss)			(17,704)

Gain (loss) on investments:
Net realized gain (loss)			(21,290)
Realized gain distributions			290,997
Net change in unrealized appreciation (depreciation)			(621,189)
Net gain (loss)			(351,482)

Increase (decrease) in net assets from operations			$(369,186)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(17,704)	$(35,802)
Net realized gain (loss)		(21,290)	1,028,243
Realized gain distributions		290,997	483,085
Net change in unrealized appreciation (depreciation)		(621,189)	(551,455)

Increase (decrease) in net assets from operations		(369,186)	924,071

Contract owner transactions:
Proceeds from units sold		195,303	892,294
Cost of units redeemed		(736,081)	(3,475,965)
Account charges		(2,066)	(3,608)
Increase (decrease)		(542,844)	(2,587,279)
Net increase (decrease)		(912,030)	(1,663,208)
Net assets, beginning		2,518,009	4,181,217
Net assets, ending		$1,605,979	$2,518,009

Units sold		78,811	365,826
Units redeemed		(291,698)	(1,237,879)
Net increase (decrease)		(212,887)	(872,053)
Units outstanding, beginning		883,842	1,755,895
Units outstanding, ending		670,955	883,842

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$41,987,241
Cost of units redeemed/account charges			(47,130,562)
Net investment income (loss)			(745,090)
Net realized gain (loss)			1,962,816
Realized gain distributions			6,015,347
Net change in unrealized appreciation (depreciation)			(483,773)
Net assets			$1,605,979

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.36	473	$1,119	1.25%	-16.2%	12/31/2022	$2.46	198	$487	1.00%	-16.0%	12/31/2022	$2.56	0	$0	0.75%	-15.8%
12/31/2021	2.82	670	1,892	1.25%	24.5%	12/31/2021	2.93	213	626	1.00%	24.8%	12/31/2021	3.05	0	0	0.75%	25.1%
12/31/2020	2.27	1,118	2,534	1.25%	0.3%	12/31/2020	2.35	225	528	1.00%	0.5%	12/31/2020	2.43	0	0	0.75%	0.8%
12/31/2019	2.26	1,745	3,946	1.25%	21.0%	12/31/2019	2.34	275	643	1.00%	21.3%	12/31/2019	2.42	0	0	0.75%	21.6%
12/31/2018	1.87	2,572	4,806	1.25%	-15.5%	12/31/2018	1.93	335	646	1.00%	-15.3%	12/31/2018	1.99	0	0	0.75%	-15.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.67	0	$0	0.50%	-15.6%	12/31/2022	$2.78	0	$0	0.25%	-15.4%	12/31/2022	$2.90	0	$0	0.00%	-15.2%
12/31/2021	3.16	0	0	0.50%	25.4%	12/31/2021	3.29	0	0	0.25%	25.7%	12/31/2021	3.41	0	0	0.00%	26.1%
12/31/2020	2.52	0	0	0.50%	1.0%	12/31/2020	2.61	0	0	0.25%	1.3%	12/31/2020	2.71	413	1,119	0.00%	1.5%
12/31/2019	2.50	0	0	0.50%	21.9%	12/31/2019	2.58	0	0	0.25%	22.2%	12/31/2019	2.67	321	857	0.00%	22.5%
12/31/2018	2.05	0	0	0.50%	-14.9%	12/31/2018	2.11	0	0	0.25%	-14.7%	12/31/2018	2.18	42	90	0.00%	-14.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.3%
2021	0.0%
2020	0.0%
2019	0.3%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Technology Opportunities Fund Institutional Class - 06-257

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,747,497	$5,270,291	207,517
Receivables: investments sold	6,488
Payables: investments purchased	-
Net assets	$3,753,985

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,753,985	793,815	$4.73
Band 100	-	-	4.92
Band 75	-	-	5.13
Band 50	-	-	5.34
Band 25	-	-	5.56
Band 0	-	-	5.79
Total	$3,753,985	793,815

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(60,291)
Net investment income (loss)			(60,291)

Gain (loss) on investments:
Net realized gain (loss)			84,119
Realized gain distributions			685,251
Net change in unrealized appreciation (depreciation)			(3,435,799)
Net gain (loss)			(2,666,429)

Increase (decrease) in net assets from operations			$(2,726,720)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(60,291)	$(85,309)
Net realized gain (loss)		84,119	323,745
Realized gain distributions		685,251	935,122
Net change in unrealized appreciation (depreciation)		(3,435,799)	69,325

Increase (decrease) in net assets from operations		(2,726,720)	1,242,883

Contract owner transactions:
Proceeds from units sold		500,862	522,375
Cost of units redeemed		(1,195,208)	(952,666)
Account charges		(1,888)	(1,741)
Increase (decrease)		(696,234)	(432,032)
Net increase (decrease)		(3,422,954)	810,851
Net assets, beginning		7,176,939	6,366,088
Net assets, ending		$3,753,985	$7,176,939

Units sold		86,176	73,498
Units redeemed		(204,327)	(133,811)
Net increase (decrease)		(118,151)	(60,313)
Units outstanding, beginning		911,966	972,279
Units outstanding, ending		793,815	911,966

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$28,126,441
Cost of units redeemed/account charges			(33,319,923)
Net investment income (loss)			(999,531)
Net realized gain (loss)			6,047,338
Realized gain distributions			5,422,454
Net change in unrealized appreciation (depreciation)			(1,522,794)
Net assets			$3,753,985

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.73	794	$3,754	1.25%	-39.9%	12/31/2022	$4.92	0	$0	1.00%	-39.8%	12/31/2022	$5.13	0	$0	0.75%	-39.6%
12/31/2021	7.87	912	7,177	1.25%	20.2%	12/31/2021	8.17	0	0	1.00%	20.5%	12/31/2021	8.49	0	0	0.75%	20.8%
12/31/2020	6.55	972	6,366	1.25%	44.1%	12/31/2020	6.78	0	0	1.00%	44.4%	12/31/2020	7.03	0	0	0.75%	44.8%
12/31/2019	4.55	1,077	4,897	1.25%	36.6%	12/31/2019	4.70	0	0	1.00%	37.0%	12/31/2019	4.86	0	0	0.75%	37.3%
12/31/2018	3.33	1,227	4,082	1.25%	1.3%	12/31/2018	3.43	0	0	1.00%	1.6%	12/31/2018	3.54	0	0	0.75%	1.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$5.34	0	$0	0.50%	-39.5%	12/31/2022	$5.56	0	$0	0.25%	-39.3%	12/31/2022	$5.79	0	$0	0.00%	-39.2%
12/31/2021	8.82	0	0	0.50%	21.1%	12/31/2021	9.16	0	0	0.25%	21.4%	12/31/2021	9.52	0	0	0.00%	21.7%
12/31/2020	7.28	0	0	0.50%	45.1%	12/31/2020	7.55	0	0	0.25%	45.5%	12/31/2020	7.82	0	0	0.00%	45.9%
12/31/2019	5.02	0	0	0.50%	37.7%	12/31/2019	5.19	0	0	0.25%	38.0%	12/31/2019	5.36	0	0	0.00%	38.3%
12/31/2018	3.65	0	0	0.50%	2.1%	12/31/2018	3.76	0	0	0.25%	2.3%	12/31/2018	3.87	0	0	0.00%	2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Technology Opportunities Fund Service Class - 06-258

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$730,507	$1,178,323	55,442
Receivables: investments sold	7,981
Payables: investments purchased	-
Net assets	$738,488

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$611,065	139,895	$4.37
Band 100	127,423	28,015	4.55
Band 75	-	-	4.74
Band 50	-	-	4.93
Band 25	-	-	5.14
Band 0	-	-	5.35
Total	$738,488	167,910

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(12,475)
Net investment income (loss)			(12,475)

Gain (loss) on investments:
Net realized gain (loss)			(150,233)
Realized gain distributions			174,067
Net change in unrealized appreciation (depreciation)			(637,698)
Net gain (loss)			(613,864)

Increase (decrease) in net assets from operations			$(626,339)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(12,475)	$(18,403)
Net realized gain (loss)		(150,233)	100,126
Realized gain distributions		174,067	260,691
Net change in unrealized appreciation (depreciation)		(637,698)	(75,440)

Increase (decrease) in net assets from operations		(626,339)	266,974

Contract owner transactions:
Proceeds from units sold		429,875	230,136
Cost of units redeemed		(711,373)	(421,213)
Account charges		(138)	(148)
Increase (decrease)		(281,636)	(191,225)
Net increase (decrease)		(907,975)	75,749
Net assets, beginning		1,646,463	1,570,714
Net assets, ending		$738,488	$1,646,463

Units sold		80,452	32,817
Units redeemed		(135,627)	(64,383)
Net increase (decrease)		(55,175)	(31,566)
Units outstanding, beginning		223,085	254,651
Units outstanding, ending		167,910	223,085

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$8,885,193
Cost of units redeemed/account charges			(9,564,365)
Net investment income (loss)			(175,025)
Net realized gain (loss)			740,114
Realized gain distributions			1,300,387
Net change in unrealized appreciation (depreciation)			(447,816)
Net assets			$738,488

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.37	140	$611	1.25%	-40.2%	12/31/2022	$4.55	28	$127	1.00%	-40.1%	12/31/2022	$4.74	0	$0	0.75%	-39.9%
12/31/2021	7.31	164	1,197	1.25%	19.6%	12/31/2021	7.59	59	450	1.00%	19.9%	12/31/2021	7.88	0	0	0.75%	20.2%
12/31/2020	6.11	186	1,133	1.25%	43.3%	12/31/2020	6.33	69	437	1.00%	43.7%	12/31/2020	6.56	0	0	0.75%	44.1%
12/31/2019	4.26	221	944	1.25%	35.9%	12/31/2019	4.40	79	346	1.00%	36.3%	12/31/2019	4.55	0	0	0.75%	36.6%
12/31/2018	3.14	281	881	1.25%	0.8%	12/31/2018	3.23	76	245	1.00%	1.1%	12/31/2018	3.33	0	0	0.75%	1.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.93	0	$0	0.50%	-39.8%	12/31/2022	$5.14	0	$0	0.25%	-39.6%	12/31/2022	$5.35	0	$0	0.00%	-39.5%
12/31/2021	8.19	0	0	0.50%	20.5%	12/31/2021	8.50	0	0	0.25%	20.8%	12/31/2021	8.83	0	0	0.00%	21.1%
12/31/2020	6.79	0	0	0.50%	44.4%	12/31/2020	7.04	0	0	0.25%	44.8%	12/31/2020	7.29	0	0	0.00%	45.1%
12/31/2019	4.70	0	0	0.50%	36.9%	12/31/2019	4.86	0	0	0.25%	37.3%	12/31/2019	5.03	0	0	0.00%	37.6%
12/31/2018	3.44	0	0	0.50%	1.6%	12/31/2018	3.54	0	0	0.25%	1.8%	12/31/2018	3.65	0	0	0.00%	2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs U.S. Equity Insights Fund Service Class - 06-069

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$128,922	$152,433	2,769
Receivables: investments sold	202
Payables: investments purchased	-
Net assets	$129,124

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$129,124	70,049	$1.84
Band 100	-	-	1.88
Band 75	-	-	1.92
Band 50	-	-	1.96
Band 25	-	-	2.01
Band 0	-	-	2.05
Total	$129,124	70,049

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$751
Mortality & expense charges			(1,941)
Net investment income (loss)			(1,190)

Gain (loss) on investments:
Net realized gain (loss)			(3,932)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(32,511)
Net gain (loss)			(36,443)

Increase (decrease) in net assets from operations			$(37,633)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,190)	$(12,761)
Net realized gain (loss)		(3,932)	580,211
Realized gain distributions		-	39,561
Net change in unrealized appreciation (depreciation)		(32,511)	(310,581)

Increase (decrease) in net assets from operations		(37,633)	296,430

Contract owner transactions:
Proceeds from units sold		17,227	57,736
Cost of units redeemed		(42,520)	(1,537,840)
Account charges		(271)	(319)
Increase (decrease)		(25,564)	(1,480,423)
Net increase (decrease)		(63,197)	(1,183,993)
Net assets, beginning		192,321	1,376,314
Net assets, ending		$129,124	$192,321

Units sold		8,785	28,608
Units redeemed		(21,443)	(699,574)
Net increase (decrease)		(12,658)	(670,966)
Units outstanding, beginning		82,707	753,673
Units outstanding, ending		70,049	82,707

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,084,086
Cost of units redeemed/account charges			(2,987,197)
Net investment income (loss)			(37,390)
Net realized gain (loss)			780,609
Realized gain distributions			312,527
Net change in unrealized appreciation (depreciation)			(23,511)
Net assets			$129,124

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.84	70	$129	1.25%	-20.7%	12/31/2022	$1.88	0	$0	1.00%	-20.5%	12/31/2022	$1.92	0	$0	0.75%	-20.3%
12/31/2021	2.33	83	192	1.25%	27.3%	12/31/2021	2.37	0	0	1.00%	27.7%	12/31/2021	2.41	0	0	0.75%	28.0%
12/31/2020	1.83	754	1,376	1.25%	16.2%	12/31/2020	1.86	0	0	1.00%	16.5%	12/31/2020	1.89	0	0	0.75%	16.8%
12/31/2019	1.57	869	1,365	1.25%	23.7%	12/31/2019	1.59	0	0	1.00%	24.0%	12/31/2019	1.62	0	0	0.75%	24.3%
12/31/2018	1.27	887	1,126	1.25%	-8.1%	12/31/2018	1.28	0	0	1.00%	-7.8%	12/31/2018	1.30	0	0	0.75%	-7.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.96	0	$0	0.50%	-20.1%	12/31/2022	$2.01	0	$0	0.25%	-19.9%	12/31/2022	$2.05	0	$0	0.00%	-19.7%
12/31/2021	2.46	0	0	0.50%	28.3%	12/31/2021	2.51	0	0	0.25%	28.6%	12/31/2021	2.55	0	0	0.00%	28.9%
12/31/2020	1.92	0	0	0.50%	17.1%	12/31/2020	1.95	0	0	0.25%	17.4%	12/31/2020	1.98	0	0	0.00%	17.7%
12/31/2019	1.64	0	0	0.50%	24.6%	12/31/2019	1.66	0	0	0.25%	24.9%	12/31/2019	1.68	0	0	0.00%	25.3%
12/31/2018	1.31	0	0	0.50%	-7.4%	12/31/2018	1.33	0	0	0.25%	-7.1%	12/31/2018	1.34	0	0	0.00%	-6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.5%
2021	0.1%
2020	0.3%
2019	1.4%
2018	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs U.S. Equity Insights Fund Investor Class - 06-053

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$280,180	$338,577	6,118
Receivables: investments sold	1,211
Payables: investments purchased	-
Net assets	$281,391

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$281,391	148,038	$1.90
Band 100	-	-	1.94
Band 75	-	-	1.98
Band 50	-	-	2.03
Band 25	-	-	2.07
Band 0	-	-	2.11
Total	$281,391	148,038

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$2,925
Mortality & expense charges			(3,510)
Net investment income (loss)			(585)

Gain (loss) on investments:
Net realized gain (loss)			(2,198)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(59,899)
Net gain (loss)			(62,097)

Increase (decrease) in net assets from operations			$(62,682)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(585)	$(2,822)
Net realized gain (loss)		(2,198)	153,080
Realized gain distributions		-	12,857
Net change in unrealized appreciation (depreciation)		(59,899)	(86,298)

Increase (decrease) in net assets from operations		(62,682)	76,817

Contract owner transactions:
Proceeds from units sold		296,181	227,390
Cost of units redeemed		(220,926)	(440,610)
Account charges		(211)	(201)
Increase (decrease)		75,044	(213,421)
Net increase (decrease)		12,362	(136,604)
Net assets, beginning		269,029	405,633
Net assets, ending		$281,391	$269,029

Units sold		128,943	96,160
Units redeemed		(93,530)	(200,536)
Net increase (decrease)		35,413	(104,376)
Units outstanding, beginning		112,625	217,001
Units outstanding, ending		148,038	112,625

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,719,438
Cost of units redeemed/account charges			(1,753,502)
Net investment income (loss)			(3,985)
Net realized gain (loss)			249,002
Realized gain distributions			128,835
Net change in unrealized appreciation (depreciation)			(58,397)
Net assets			$281,391

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.90	148	$281	1.25%	-20.4%	12/31/2022	$1.94	0	$0	1.00%	-20.2%	12/31/2022	$1.98	0	$0	0.75%	-20.0%
12/31/2021	2.39	113	269	1.25%	27.8%	12/31/2021	2.43	0	0	1.00%	28.1%	12/31/2021	2.48	0	0	0.75%	28.4%
12/31/2020	1.87	217	406	1.25%	16.7%	12/31/2020	1.90	0	0	1.00%	16.9%	12/31/2020	1.93	0	0	0.75%	17.2%
12/31/2019	1.60	587	940	1.25%	24.2%	12/31/2019	1.62	0	0	1.00%	24.5%	12/31/2019	1.65	0	0	0.75%	24.8%
12/31/2018	1.29	575	742	1.25%	-7.7%	12/31/2018	1.31	0	0	1.00%	-7.5%	12/31/2018	1.32	0	0	0.75%	-7.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.03	0	$0	0.50%	-19.8%	12/31/2022	$2.07	0	$0	0.25%	-19.6%	12/31/2022	$2.11	0	$0	0.00%	-19.4%
12/31/2021	2.53	0	0	0.50%	28.7%	12/31/2021	2.58	0	0	0.25%	29.1%	12/31/2021	2.62	0	0	0.00%	29.4%
12/31/2020	1.96	0	0	0.50%	17.5%	12/31/2020	2.00	0	0	0.25%	17.8%	12/31/2020	2.03	0	0	0.00%	18.1%
12/31/2019	1.67	0	0	0.50%	25.1%	12/31/2019	1.69	0	0	0.25%	25.4%	12/31/2019	1.72	0	0	0.00%	25.7%
12/31/2018	1.34	0	0	0.50%	-7.0%	12/31/2018	1.35	0	0	0.25%	-6.8%	12/31/2018	1.37	0	0	0.00%	-6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.1%
2021	0.1%
2020	0.4%
2019	1.8%
2018	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Financial Square Government Fund Admin Class - 06-CGH

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,919,949	$6,919,948	6,928,110
Receivables: investments sold	8,161
Payables: investments purchased	-
Net assets	$6,928,110

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,928,110	7,168,951	$0.97
Band 100	-	-	0.98
Band 75	-	-	1.00
Band 50	-	-	1.02
Band 25	-	-	1.04
Band 0	-	-	1.06
Total	$6,928,110	7,168,951

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$113,898
Mortality & expense charges			(113,121)
Net investment income (loss)			777

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1
Net gain (loss)			1

Increase (decrease) in net assets from operations			$778

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$777	$(121,675)
Net realized gain (loss)		-	(3,994)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1	3,994

Increase (decrease) in net assets from operations		778	(121,675)

Contract owner transactions:
Proceeds from units sold		9,165,705	5,122,310
Cost of units redeemed		(11,201,486)	(7,071,372)
Account charges		(12,164)	(5,298)
Increase (decrease)		(2,047,945)	(1,954,360)
Net increase (decrease)		(2,047,167)	(2,076,035)
Net assets, beginning		8,975,277	11,051,312
Net assets, ending		$6,928,110	$8,975,277

Units sold		9,550,908	5,284,820
Units redeemed		(11,680,093)	(7,296,528)
Net increase (decrease)		(2,129,185)	(2,011,708)
Units outstanding, beginning		9,298,136	11,309,844
Units outstanding, ending		7,168,951	9,298,136

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$74,687,922
Cost of units redeemed/account charges			(67,387,506)
Net investment income (loss)			(372,307)
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1
Net assets			$6,928,110

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.97	7,169	$6,928	1.25%	0.1%	12/31/2022	$0.98	0	$0	1.00%	0.4%	12/31/2022	$1.00	0	$0	0.75%	0.6%
12/31/2021	0.97	9,298	8,975	1.25%	-1.2%	12/31/2021	0.98	0	0	1.00%	-1.0%	12/31/2021	1.00	0	0	0.75%	-0.7%
12/31/2020	0.98	11,310	11,051	1.25%	-1.0%	12/31/2020	0.99	0	0	1.00%	-0.7%	12/31/2020	1.00	0	0	0.75%	-0.5%
12/31/2019	0.99	10,214	10,079	1.25%	0.6%	12/31/2019	1.00	0	0	1.00%	0.8%	12/31/2019	1.01	0	0	0.75%	1.1%
12/31/2018	0.98	8,714	8,550	1.25%	0.2%	12/31/2018	0.99	0	0	1.00%	0.4%	12/31/2018	1.00	0	0	0.75%	0.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.02	0	$0	0.50%	0.9%	12/31/2022	$1.04	0	$0	0.25%	1.1%	12/31/2022	$1.06	0	$0	0.00%	1.4%
12/31/2021	1.01	0	0	0.50%	-0.5%	12/31/2021	1.03	0	0	0.25%	-0.2%	12/31/2021	1.04	0	0	0.00%	0.0%
12/31/2020	1.02	0	0	0.50%	-0.2%	12/31/2020	1.03	0	0	0.25%	0.0%	12/31/2020	1.04	0	0	0.00%	0.3%
12/31/2019	1.02	0	0	0.50%	1.3%	12/31/2019	1.03	0	0	0.25%	1.6%	12/31/2019	1.04	1,584	1,646	0.00%	1.8%
12/31/2018	1.00	0	0	0.50%	0.9%	12/31/2018	1.01	0	0	0.25%	1.2%	12/31/2018	1.02	903	922	0.00%	1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.4%
2021	0.0%
2020	0.2%
2019	1.8%
2018	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Financial Square Government Fund Resource Class - 06-CGJ

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,428,749	$4,428,749	4,427,090
Receivables: investments sold	-
Payables: investments purchased	(1,659)
Net assets	$4,427,090

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,993,371	3,145,497	$0.95
Band 100	1,360,694	1,404,634	0.97
Band 75	-	-	0.99
Band 50	73,025	72,745	1.00
Band 25	-	-	1.02
Band 0	-	-	1.04
Total	$4,427,090	4,622,876

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$48,050
Mortality & expense charges			(50,746)
Net investment income (loss)			(2,696)

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$(2,696)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,696)	$(53,969)
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	(2)

Increase (decrease) in net assets from operations		(2,696)	(53,971)

Contract owner transactions:
Proceeds from units sold		1,279,995	415,562
Cost of units redeemed		(1,263,187)	(1,475,453)
Account charges		(1,599)	(1,844)
Increase (decrease)		15,209	(1,061,735)
Net increase (decrease)		12,513	(1,115,706)
Net assets, beginning		4,414,577	5,530,283
Net assets, ending		$4,427,090	$4,414,577

Units sold		1,342,120	606,233
Units redeemed		(1,323,516)	(1,700,789)
Net increase (decrease)		18,604	(1,094,556)
Units outstanding, beginning		4,604,272	5,698,828
Units outstanding, ending		4,622,876	4,604,272

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$26,249,860
Cost of units redeemed/account charges			(21,603,669)
Net investment income (loss)			(219,101)
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$4,427,090

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.95	3,145	$2,993	1.25%	-0.1%	12/31/2022	$0.97	1,405	$1,361	1.00%	0.1%	12/31/2022	$0.99	0	$0	0.75%	0.4%
12/31/2021	0.95	3,061	2,917	1.25%	-1.2%	12/31/2021	0.97	1,417	1,372	1.00%	-1.0%	12/31/2021	0.98	0	0	0.75%	-0.7%
12/31/2020	0.96	3,381	3,261	1.25%	-1.1%	12/31/2020	0.98	2,185	2,135	1.00%	-0.8%	12/31/2020	0.99	0	0	0.75%	-0.6%
12/31/2019	0.98	3,380	3,297	1.25%	0.2%	12/31/2019	0.99	2,070	2,040	1.00%	0.4%	12/31/2019	1.00	0	0	0.75%	0.7%
12/31/2018	0.97	3,274	3,188	1.25%	-0.2%	12/31/2018	0.98	2,589	2,540	1.00%	0.0%	12/31/2018	0.99	0	0	0.75%	0.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.00	73	$73	0.50%	0.6%	12/31/2022	$1.02	0	$0	0.25%	0.9%	12/31/2022	$1.04	0	$0	0.00%	1.1%
12/31/2021	1.00	126	125	0.50%	-0.5%	12/31/2021	1.01	0	0	0.25%	-0.2%	12/31/2021	1.03	0	0	0.00%	0.0%
12/31/2020	1.00	133	133	0.50%	-0.3%	12/31/2020	1.02	0	0	0.25%	-0.1%	12/31/2020	1.03	0	0	0.00%	0.2%
12/31/2019	1.01	125	125	0.50%	0.9%	12/31/2019	1.02	0	0	0.25%	1.2%	12/31/2019	1.03	0	0	0.00%	1.4%
12/31/2018	1.00	309	308	0.50%	0.6%	12/31/2018	1.00	0	0	0.25%	0.8%	12/31/2018	1.01	0	0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.1%
2021	0.0%
2020	0.2%
2019	1.4%
2018	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Large Cap Growth Insights Fund Investor Class - 06-CKX

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,219,570	$4,890,789	166,234
Receivables: investments sold	33,641
Payables: investments purchased	-
Net assets	$3,253,211

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,253,211	1,694,460	$1.92
Band 100	-	-	1.95
Band 75	-	-	1.98
Band 50	-	-	2.02
Band 25	-	-	2.05
Band 0	-	-	2.09
Total	$3,253,211	1,694,460

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$11,319
Mortality & expense charges			(64,739)
Net investment income (loss)			(53,420)

Gain (loss) on investments:
Net realized gain (loss)			(1,373,944)
Realized gain distributions			557,874
Net change in unrealized appreciation (depreciation)			(1,477,630)
Net gain (loss)			(2,293,700)

Increase (decrease) in net assets from operations			$(2,347,120)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(53,420)	$(151,903)
Net realized gain (loss)		(1,373,944)	4,235,632
Realized gain distributions		557,874	2,829,638
Net change in unrealized appreciation (depreciation)		(1,477,630)	(3,744,176)

Increase (decrease) in net assets from operations		(2,347,120)	3,169,191

Contract owner transactions:
Proceeds from units sold		1,013,318	2,820,732
Cost of units redeemed		(4,437,315)	(14,513,738)
Account charges		(3,924)	(16,018)
Increase (decrease)		(3,427,921)	(11,709,024)
Net increase (decrease)		(5,775,041)	(8,539,833)
Net assets, beginning		9,028,252	17,568,085
Net assets, ending		$3,253,211	$9,028,252

Units sold		466,423	1,221,466
Units redeemed		(2,032,650)	(6,087,383)
Net increase (decrease)		(1,566,227)	(4,865,917)
Units outstanding, beginning		3,260,687	8,126,604
Units outstanding, ending		1,694,460	3,260,687

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$40,310,744
Cost of units redeemed/account charges			(47,615,089)
Net investment income (loss)			(678,318)
Net realized gain (loss)			5,229,082
Realized gain distributions			7,678,011
Net change in unrealized appreciation (depreciation)			(1,671,219)
Net assets			$3,253,211

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.92	1,694	$3,253	1.25%	-30.7%	12/31/2022	$1.95	0	$0	1.00%	-30.5%	12/31/2022	$1.98	0	$0	0.75%	-30.3%
12/31/2021	2.77	3,261	9,028	1.25%	28.1%	12/31/2021	2.81	0	0	1.00%	28.4%	12/31/2021	2.85	0	0	0.75%	28.7%
12/31/2020	2.16	8,127	17,568	1.25%	30.3%	12/31/2020	2.19	0	0	1.00%	30.7%	12/31/2020	2.21	0	0	0.75%	31.0%
12/31/2019	1.66	10,587	17,560	1.25%	27.8%	12/31/2019	1.67	0	0	1.00%	28.2%	12/31/2019	1.69	0	0	0.75%	28.5%
12/31/2018	1.30	11,522	14,949	1.25%	-5.8%	12/31/2018	1.31	0	0	1.00%	-5.6%	12/31/2018	1.31	0	0	0.75%	-5.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.02	0	$0	0.50%	-30.1%	12/31/2022	$2.05	0	$0	0.25%	-30.0%	12/31/2022	$2.09	0	$0	0.00%	-29.8%
12/31/2021	2.89	0	0	0.50%	29.0%	12/31/2021	2.93	0	0	0.25%	29.4%	12/31/2021	2.97	0	0	0.00%	29.7%
12/31/2020	2.24	0	0	0.50%	31.3%	12/31/2020	2.26	0	0	0.25%	31.6%	12/31/2020	2.29	0	0	0.00%	32.0%
12/31/2019	1.70	0	0	0.50%	28.8%	12/31/2019	1.72	0	0	0.25%	29.1%	12/31/2019	1.74	0	0	0.00%	29.5%
12/31/2018	1.32	0	0	0.50%	-5.1%	12/31/2018	1.33	0	0	0.25%	-4.9%	12/31/2018	1.34	0	0	0.00%	-4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.2%
2021	0.1%
2020	0.2%
2019	0.7%
2018	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Large Cap Growth Insights Fund Service Class - 06-CKY

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$741,036	$1,150,745	36,610
Receivables: investments sold	-
Payables: investments purchased	(32,984)
Net assets	$708,052

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$708,052	377,930	$1.87
Band 100	-	-	1.90
Band 75	-	-	1.94
Band 50	-	-	1.97
Band 25	-	-	2.00
Band 0	-	-	2.04
Total	$708,052	377,930

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$236
Mortality & expense charges			(10,442)
Net investment income (loss)			(10,206)

Gain (loss) on investments:
Net realized gain (loss)			(153,595)
Realized gain distributions			131,704
Net change in unrealized appreciation (depreciation)			(314,948)
Net gain (loss)			(336,839)

Increase (decrease) in net assets from operations			$(347,045)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(10,206)	$(16,850)
Net realized gain (loss)		(153,595)	811,591
Realized gain distributions		131,704	379,065
Net change in unrealized appreciation (depreciation)		(314,948)	(773,324)

Increase (decrease) in net assets from operations		(347,045)	400,482

Contract owner transactions:
Proceeds from units sold		295,954	302,409
Cost of units redeemed		(431,943)	(3,961,460)
Account charges		(2,805)	(5,173)
Increase (decrease)		(138,794)	(3,664,224)
Net increase (decrease)		(485,839)	(3,263,742)
Net assets, beginning		1,193,891	4,457,633
Net assets, ending		$708,052	$1,193,891

Units sold		142,960	140,646
Units redeemed		(205,218)	(1,734,779)
Net increase (decrease)		(62,258)	(1,594,133)
Units outstanding, beginning		440,188	2,034,321
Units outstanding, ending		377,930	440,188

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$16,948,706
Cost of units redeemed/account charges			(19,545,455)
Net investment income (loss)			(181,491)
Net realized gain (loss)			2,021,194
Realized gain distributions			1,874,807
Net change in unrealized appreciation (depreciation)			(409,709)
Net assets			$708,052

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.87	378	$708	1.25%	-30.9%	12/31/2022	$1.90	0	$0	1.00%	-30.8%	12/31/2022	$1.94	0	$0	0.75%	-30.6%
12/31/2021	2.71	440	1,194	1.25%	27.6%	12/31/2021	2.75	0	0	1.00%	27.9%	12/31/2021	2.79	0	0	0.75%	28.2%
12/31/2020	2.13	994	2,113	1.25%	29.9%	12/31/2020	2.15	0	0	1.00%	30.2%	12/31/2020	2.18	0	0	0.75%	30.5%
12/31/2019	1.64	1,639	2,683	1.25%	27.4%	12/31/2019	1.65	0	0	1.00%	27.7%	12/31/2019	1.67	0	0	0.75%	28.0%
12/31/2018	1.29	3,344	4,298	1.25%	-6.2%	12/31/2018	1.29	0	0	1.00%	-6.0%	12/31/2018	1.30	0	0	0.75%	-5.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.97	0	$0	0.50%	-30.4%	12/31/2022	$2.00	0	$0	0.25%	-30.2%	12/31/2022	$2.04	0	$0	0.00%	-30.1%
12/31/2021	2.83	0	0	0.50%	28.5%	12/31/2021	2.87	0	0	0.25%	28.8%	12/31/2021	2.91	0	0	0.00%	29.2%
12/31/2020	2.20	0	0	0.50%	30.9%	12/31/2020	2.23	0	0	0.25%	31.2%	12/31/2020	2.25	1,040	2,344	0.00%	31.5%
12/31/2019	1.68	0	0	0.50%	28.4%	12/31/2019	1.70	0	0	0.25%	28.7%	12/31/2019	1.71	1,055	1,807	0.00%	29.0%
12/31/2018	1.31	0	0	0.50%	-5.5%	12/31/2018	1.32	0	0	0.25%	-5.2%	12/31/2018	1.33	376	499	0.00%	-5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.2%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Financial Square Government Fund R6 Class - 06-CXJ

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,256,293	$3,256,294	3,231,579
Receivables: investments sold	-
Payables: investments purchased	(24,714)
Net assets	$3,231,579

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,231,579	3,265,138	$0.99
Band 100	-	-	1.00
Band 75	-	-	1.02
Band 50	-	-	1.04
Band 25	-	-	1.05
Band 0	-	-	1.07
Total	$3,231,579	3,265,138

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$28,561
Mortality & expense charges			(15,648)
Net investment income (loss)			12,913

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1)
Net gain (loss)			(1)

Increase (decrease) in net assets from operations			$12,912

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$12,913	$(9,334)
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(1)	-

Increase (decrease) in net assets from operations		12,912	(9,334)

Contract owner transactions:
Proceeds from units sold		5,354,319	359,694
Cost of units redeemed		(2,943,662)	(282,692)
Account charges		(2,755)	(1,183)
Increase (decrease)		2,407,902	75,819
Net increase (decrease)		2,420,814	66,485
Net assets, beginning		810,765	744,280
Net assets, ending		$3,231,579	$810,765

Units sold		5,557,088	362,986
Units redeemed		(3,113,820)	(286,451)
Net increase (decrease)		2,443,268	76,535
Units outstanding, beginning		821,870	745,335
Units outstanding, ending		3,265,138	821,870

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$7,324,464
Cost of units redeemed/account charges			(4,095,296)
Net investment income (loss)			2,412
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1)
Net assets			$3,231,579

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.99	3,265	$3,232	1.25%	0.3%	12/31/2022	$1.00	0	$0	1.00%	0.6%	12/31/2022	$1.02	0	$0	0.75%	0.8%
12/31/2021	0.99	822	811	1.25%	-1.2%	12/31/2021	1.00	0	0	1.00%	-1.0%	12/31/2021	1.01	0	0	0.75%	-0.7%
12/31/2020	1.00	745	744	1.25%	-0.9%	12/31/2020	1.01	0	0	1.00%	-0.6%	12/31/2020	1.02	0	0	0.75%	-0.4%
12/31/2019	1.01	674	679	1.25%	0.8%	12/31/2019	1.01	0	0	1.00%	1.1%	12/31/2019	1.02	0	0	0.75%	1.3%
12/31/2018	1.00	542	541	1.25%	0.4%	12/31/2018	1.00	0	0	1.00%	0.7%	12/31/2018	1.01	0	0	0.75%	0.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.04	0	$0	0.50%	1.1%	12/31/2022	$1.05	0	$0	0.25%	1.3%	12/31/2022	$1.07	0	$0	0.00%	1.6%
12/31/2021	1.02	0	0	0.50%	-0.5%	12/31/2021	1.04	0	0	0.25%	-0.2%	12/31/2021	1.05	0	0	0.00%	0.0%
12/31/2020	1.03	0	0	0.50%	-0.1%	12/31/2020	1.04	0	0	0.25%	0.1%	12/31/2020	1.05	0	0	0.00%	0.4%
12/31/2019	1.03	0	0	0.50%	1.6%	12/31/2019	1.04	0	0	0.25%	1.8%	12/31/2019	1.05	0	0	0.00%	2.1%
12/31/2018	1.01	0	0	0.50%	1.2%	12/31/2018	1.02	0	0	0.25%	1.4%	12/31/2018	1.03	0	0	0.00%	1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.4%
2021	0.0%
2020	0.4%
2019	1.7%
2018	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GoldmanSachs MidCap Growth R6 Class - 06-CXK

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$170,947	$224,848	10,561
Receivables: investments sold	-
Payables: investments purchased	(1,232)
Net assets	$169,715

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$169,715	96,635	$1.76
Band 100	-	-	1.78
Band 75	-	-	1.81
Band 50	-	-	1.84
Band 25	-	-	1.87
Band 0	-	-	1.89
Total	$169,715	96,635

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,011)
Net investment income (loss)			(2,011)

Gain (loss) on investments:
Net realized gain (loss)			(4,286)
Realized gain distributions			9,941
Net change in unrealized appreciation (depreciation)			(55,079)
Net gain (loss)			(49,424)

Increase (decrease) in net assets from operations			$(51,435)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,011)	$(1,566)
Net realized gain (loss)		(4,286)	4,197
Realized gain distributions		9,941	19,547
Net change in unrealized appreciation (depreciation)		(55,079)	(9,225)

Increase (decrease) in net assets from operations		(51,435)	12,953

Contract owner transactions:
Proceeds from units sold		67,271	70,441
Cost of units redeemed		(12,751)	(15,310)
Account charges		(22)	(13)
Increase (decrease)		54,498	55,118
Net increase (decrease)		3,063	68,071
Net assets, beginning		166,652	98,581
Net assets, ending		$169,715	$166,652

Units sold		35,519	30,241
Units redeemed		(7,808)	(6,313)
Net increase (decrease)		27,711	23,928
Units outstanding, beginning		68,924	44,996
Units outstanding, ending		96,635	68,924

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$213,296
Cost of units redeemed/account charges			(29,051)
Net investment income (loss)			(4,165)
Net realized gain (loss)			(50)
Realized gain distributions			43,586
Net change in unrealized appreciation (depreciation)			(53,901)
Net assets			$169,715

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.76	97	$170	1.25%	-27.4%	12/31/2022	$1.78	0	$0	1.00%	-27.2%	12/31/2022	$1.81	0	$0	0.75%	-27.0%
12/31/2021	2.42	69	167	1.25%	10.4%	12/31/2021	2.45	0	0	1.00%	10.6%	12/31/2021	2.48	0	0	0.75%	10.9%
12/31/2020	2.19	45	99	1.25%	42.9%	12/31/2020	2.21	0	0	1.00%	43.3%	12/31/2020	2.24	0	0	0.75%	43.7%
12/31/2019	1.53	0	0	1.25%	33.1%	12/31/2019	1.54	0	0	1.00%	33.5%	12/31/2019	1.56	0	0	0.75%	33.8%
12/31/2018	1.15	0	0	1.25%	-6.2%	12/31/2018	1.16	0	0	1.00%	-5.9%	12/31/2018	1.16	0	0	0.75%	-5.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.84	0	$0	0.50%	-26.8%	12/31/2022	$1.87	0	$0	0.25%	-26.6%	12/31/2022	$1.89	0	$0	0.00%	-26.5%
12/31/2021	2.51	0	0	0.50%	11.2%	12/31/2021	2.54	0	0	0.25%	11.5%	12/31/2021	2.58	0	0	0.00%	11.8%
12/31/2020	2.26	0	0	0.50%	44.0%	12/31/2020	2.28	0	0	0.25%	44.4%	12/31/2020	2.30	0	0	0.00%	44.7%
12/31/2019	1.57	0	0	0.50%	34.1%	12/31/2019	1.58	0	0	0.25%	34.5%	12/31/2019	1.59	0	0	0.00%	34.8%
12/31/2018	1.17	0	0	0.50%	-5.4%	12/31/2018	1.18	0	0	0.25%	-5.2%	12/31/2018	1.18	0	0	0.00%	-5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs International Equity Insights Fund R6 Class - 06-CXM

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,258,109	$2,346,687	191,474
Receivables: investments sold	-
Payables: investments purchased	(629)
Net assets	$2,257,480

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,257,480	1,844,059	$1.22
Band 100	-	-	1.24
Band 75	-	-	1.26
Band 50	-	-	1.28
Band 25	-	-	1.30
Band 0	-	-	1.32
Total	$2,257,480	1,844,059

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$85,783
Mortality & expense charges			(27,465)
Net investment income (loss)			58,318

Gain (loss) on investments:
Net realized gain (loss)			13,901
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(466,915)
Net gain (loss)			(453,014)

Increase (decrease) in net assets from operations			$(394,696)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$58,318	$42,994
Net realized gain (loss)		13,901	59,352
Realized gain distributions		-	64,167
Net change in unrealized appreciation (depreciation)		(466,915)	20,076

Increase (decrease) in net assets from operations		(394,696)	186,589

Contract owner transactions:
Proceeds from units sold		713,762	417,753
Cost of units redeemed		(231,493)	(248,642)
Account charges		(879)	(806)
Increase (decrease)		481,390	168,305
Net increase (decrease)		86,694	354,894
Net assets, beginning		2,170,786	1,815,892
Net assets, ending		$2,257,480	$2,170,786

Units sold		540,071	293,433
Units redeemed		(186,687)	(178,177)
Net increase (decrease)		353,384	115,256
Units outstanding, beginning		1,490,675	1,375,419
Units outstanding, ending		1,844,059	1,490,675

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$3,585,144
Cost of units redeemed/account charges			(1,509,812)
Net investment income (loss)			130,637
Net realized gain (loss)			75,922
Realized gain distributions			64,167
Net change in unrealized appreciation (depreciation)			(88,578)
Net assets			$2,257,480

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.22	1,844	$2,257	1.25%	-15.9%	12/31/2022	$1.24	0	$0	1.00%	-15.7%	12/31/2022	$1.26	0	$0	0.75%	-15.5%
12/31/2021	1.46	1,491	2,171	1.25%	10.3%	12/31/2021	1.47	0	0	1.00%	10.6%	12/31/2021	1.49	0	0	0.75%	10.9%
12/31/2020	1.32	1,375	1,816	1.25%	6.5%	12/31/2020	1.33	0	0	1.00%	6.8%	12/31/2020	1.35	0	0	0.75%	7.0%
12/31/2019	1.24	532	659	1.25%	17.0%	12/31/2019	1.25	0	0	1.00%	17.3%	12/31/2019	1.26	0	0	0.75%	17.6%
12/31/2018	1.06	288	305	1.25%	-16.8%	12/31/2018	1.07	0	0	1.00%	-16.6%	12/31/2018	1.07	0	0	0.75%	-16.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.28	0	$0	0.50%	-15.3%	12/31/2022	$1.30	0	$0	0.25%	-15.1%	12/31/2022	$1.32	0	$0	0.00%	-14.9%
12/31/2021	1.51	0	0	0.50%	11.1%	12/31/2021	1.53	0	0	0.25%	11.4%	12/31/2021	1.55	0	0	0.00%	11.7%
12/31/2020	1.36	0	0	0.50%	7.3%	12/31/2020	1.37	0	0	0.25%	7.6%	12/31/2020	1.39	0	0	0.00%	7.8%
12/31/2019	1.27	0	0	0.50%	17.9%	12/31/2019	1.28	0	0	0.25%	18.2%	12/31/2019	1.29	0	0	0.00%	18.4%
12/31/2018	1.08	0	0	0.50%	-16.1%	12/31/2018	1.08	0	0	0.25%	-15.9%	12/31/2018	1.09	0	0	0.00%	-15.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.9%
2021	3.4%
2020	2.8%
2019	3.3%
2018	3.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Large Cap Growth Insights Fund R6 Class - 06-CXN

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,312,611	$17,219,084	539,872
Receivables: investments sold	354,033
Payables: investments purchased	-
Net assets	$11,666,644

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,666,644	6,554,652	$1.78
Band 100	-	-	1.81
Band 75	-	-	1.83
Band 50	-	-	1.86
Band 25	-	-	1.89
Band 0	-	-	1.92
Total	$11,666,644	6,554,652

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$56,134
Mortality & expense charges			(124,390)
Net investment income (loss)			(68,256)

Gain (loss) on investments:
Net realized gain (loss)			(1,474,064)
Realized gain distributions			1,800,734
Net change in unrealized appreciation (depreciation)			(4,204,079)
Net gain (loss)			(3,877,409)

Increase (decrease) in net assets from operations			$(3,945,665)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(68,256)	$(74,737)
Net realized gain (loss)		(1,474,064)	1,344,296
Realized gain distributions		1,800,734	3,944,165
Net change in unrealized appreciation (depreciation)		(4,204,079)	(3,185,683)

Increase (decrease) in net assets from operations		(3,945,665)	2,028,041

Contract owner transactions:
Proceeds from units sold		6,393,749	8,301,065
Cost of units redeemed		(4,060,374)	(6,366,934)
Account charges		(8,409)	(12,738)
Increase (decrease)		2,324,966	1,921,393
Net increase (decrease)		(1,620,699)	3,949,434
Net assets, beginning		13,287,343	9,337,909
Net assets, ending		$11,666,644	$13,287,343

Units sold		3,408,982	3,519,111
Units redeemed		(2,036,215)	(3,006,895)
Net increase (decrease)		1,372,767	512,216
Units outstanding, beginning		5,181,885	4,669,669
Units outstanding, ending		6,554,652	5,181,885

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$27,581,126
Cost of units redeemed/account charges			(16,861,716)
Net investment income (loss)			(228,030)
Net realized gain (loss)			287,230
Realized gain distributions			6,794,507
Net change in unrealized appreciation (depreciation)			(5,906,473)
Net assets			$11,666,644

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.78	6,555	$11,667	1.25%	-30.6%	12/31/2022	$1.81	0	$0	1.00%	-30.4%	12/31/2022	$1.83	0	$0	0.75%	-30.2%
12/31/2021	2.56	5,182	13,287	1.25%	28.2%	12/31/2021	2.60	0	0	1.00%	28.5%	12/31/2021	2.63	0	0	0.75%	28.9%
12/31/2020	2.00	4,670	9,338	1.25%	30.5%	12/31/2020	2.02	0	0	1.00%	30.8%	12/31/2020	2.04	0	0	0.75%	31.2%
12/31/2019	1.53	2,837	4,347	1.25%	28.0%	12/31/2019	1.54	0	0	1.00%	28.4%	12/31/2019	1.56	0	0	0.75%	28.7%
12/31/2018	1.20	1,359	1,626	1.25%	-5.7%	12/31/2018	1.20	0	0	1.00%	-5.5%	12/31/2018	1.21	0	0	0.75%	-5.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.86	0	$0	0.50%	-30.1%	12/31/2022	$1.89	0	$0	0.25%	-29.9%	12/31/2022	$1.92	0	$0	0.00%	-29.7%
12/31/2021	2.66	0	0	0.50%	29.2%	12/31/2021	2.70	0	0	0.25%	29.5%	12/31/2021	2.73	0	0	0.00%	29.8%
12/31/2020	2.06	0	0	0.50%	31.5%	12/31/2020	2.08	0	0	0.25%	31.8%	12/31/2020	2.10	0	0	0.00%	32.2%
12/31/2019	1.57	0	0	0.50%	29.0%	12/31/2019	1.58	0	0	0.25%	29.3%	12/31/2019	1.59	0	0	0.00%	29.7%
12/31/2018	1.22	0	0	0.50%	-5.0%	12/31/2018	1.22	0	0	0.25%	-4.8%	12/31/2018	1.23	0	0	0.00%	-4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.4%
2021	0.3%
2020	0.4%
2019	0.8%
2018	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Large Cap Value Insights Fund R6 Class - 06-CXP

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$23,685	$25,544	1,122
Receivables: investments sold	14
Payables: investments purchased	-
Net assets	$23,699

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$23,699	16,305	$1.45
Band 100	-	-	1.48
Band 75	-	-	1.50
Band 50	-	-	1.52
Band 25	-	-	1.54
Band 0	-	-	1.57
Total	$23,699	16,305

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$319
Mortality & expense charges			(945)
Net investment income (loss)			(626)

Gain (loss) on investments:
Net realized gain (loss)			7,716
Realized gain distributions			498
Net change in unrealized appreciation (depreciation)			(51,544)
Net gain (loss)			(43,330)

Increase (decrease) in net assets from operations			$(43,956)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(626)	$988
Net realized gain (loss)		7,716	401,522
Realized gain distributions		498	154,745
Net change in unrealized appreciation (depreciation)		(51,544)	(41,089)

Increase (decrease) in net assets from operations		(43,956)	516,166

Contract owner transactions:
Proceeds from units sold		4,927	480,667
Cost of units redeemed		(931,345)	(2,257,710)
Account charges		(66)	(2,658)
Increase (decrease)		(926,484)	(1,779,701)
Net increase (decrease)		(970,440)	(1,263,535)
Net assets, beginning		994,139	2,257,674
Net assets, ending		$23,699	$994,139

Units sold		3,380	349,778
Units redeemed		(606,399)	(1,525,890)
Net increase (decrease)		(603,019)	(1,176,112)
Units outstanding, beginning		619,324	1,795,436
Units outstanding, ending		16,305	619,324

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$3,569,182
Cost of units redeemed/account charges			(4,124,231)
Net investment income (loss)			30,364
Net realized gain (loss)			314,693
Realized gain distributions			235,550
Net change in unrealized appreciation (depreciation)			(1,859)
Net assets			$23,699

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.45	16	$24	1.25%	-9.5%	12/31/2022	$1.48	0	$0	1.00%	-9.2%	12/31/2022	$1.50	0	$0	0.75%	-9.0%
12/31/2021	1.61	619	994	1.25%	27.7%	12/31/2021	1.63	0	0	1.00%	28.0%	12/31/2021	1.65	0	0	0.75%	28.3%
12/31/2020	1.26	1,795	2,258	1.25%	0.2%	12/31/2020	1.27	0	0	1.00%	0.4%	12/31/2020	1.28	0	0	0.75%	0.7%
12/31/2019	1.26	1,836	2,305	1.25%	19.6%	12/31/2019	1.26	0	0	1.00%	19.9%	12/31/2019	1.27	0	0	0.75%	20.2%
12/31/2018	1.05	1,443	1,515	1.25%	-9.9%	12/31/2018	1.06	0	0	1.00%	-9.7%	12/31/2018	1.06	0	0	0.75%	-9.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.52	0	$0	0.50%	-8.8%	12/31/2022	$1.54	0	$0	0.25%	-8.5%	12/31/2022	$1.57	0	$0	0.00%	-8.3%
12/31/2021	1.67	0	0	0.50%	28.6%	12/31/2021	1.69	0	0	0.25%	28.9%	12/31/2021	1.71	0	0	0.00%	29.3%
12/31/2020	1.30	0	0	0.50%	0.9%	12/31/2020	1.31	0	0	0.25%	1.2%	12/31/2020	1.32	0	0	0.00%	1.4%
12/31/2019	1.28	0	0	0.50%	20.5%	12/31/2019	1.29	0	0	0.25%	20.8%	12/31/2019	1.30	0	0	0.00%	21.1%
12/31/2018	1.07	0	0	0.50%	-9.3%	12/31/2018	1.07	0	0	0.25%	-9.0%	12/31/2018	1.08	0	0	0.00%	-8.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.1%
2021	1.7%
2020	1.6%
2019	1.9%
2018	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Mid Cap Value Fund R6 Class - 06-CXR

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$91,044	$107,469	2,786
Receivables: investments sold	202
Payables: investments purchased	-
Net assets	$91,246

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$91,246	59,985	$1.52
Band 100	-	-	1.54
Band 75	-	-	1.57
Band 50	-	-	1.59
Band 25	-	-	1.62
Band 0	-	-	1.64
Total	$91,246	59,985

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$824
Mortality & expense charges			(2,959)
Net investment income (loss)			(2,135)

Gain (loss) on investments:
Net realized gain (loss)			(3,098)
Realized gain distributions			10,295
Net change in unrealized appreciation (depreciation)			(62,908)
Net gain (loss)			(55,711)

Increase (decrease) in net assets from operations			$(57,846)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,135)	$(1,985)
Net realized gain (loss)		(3,098)	12,959
Realized gain distributions		10,295	64,579
Net change in unrealized appreciation (depreciation)		(62,908)	18,258

Increase (decrease) in net assets from operations		(57,846)	93,811

Contract owner transactions:
Proceeds from units sold		32,132	172,841
Cost of units redeemed		(343,935)	(76,175)
Account charges		(432)	(370)
Increase (decrease)		(312,235)	96,296
Net increase (decrease)		(370,081)	190,107
Net assets, beginning		461,327	271,220
Net assets, ending		$91,246	$461,327

Units sold		20,759	113,645
Units redeemed		(229,394)	(49,237)
Net increase (decrease)		(208,635)	64,408
Units outstanding, beginning		268,620	204,212
Units outstanding, ending		59,985	268,620

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$528,486
Cost of units redeemed/account charges			(517,708)
Net investment income (loss)			(4,482)
Net realized gain (loss)			(8,534)
Realized gain distributions			109,909
Net change in unrealized appreciation (depreciation)			(16,425)
Net assets			$91,246

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.52	60	$91	1.25%	-11.4%	12/31/2022	$1.54	0	$0	1.00%	-11.2%	12/31/2022	$1.57	0	$0	0.75%	-11.0%
12/31/2021	1.72	269	461	1.25%	29.3%	12/31/2021	1.74	0	0	1.00%	29.6%	12/31/2021	1.76	0	0	0.75%	30.0%
12/31/2020	1.33	204	271	1.25%	7.4%	12/31/2020	1.34	0	0	1.00%	7.7%	12/31/2020	1.36	0	0	0.75%	8.0%
12/31/2019	1.24	189	234	1.25%	30.4%	12/31/2019	1.25	0	0	1.00%	30.7%	12/31/2019	1.26	0	0	0.75%	31.0%
12/31/2018	0.95	209	198	1.25%	-11.6%	12/31/2018	0.95	0	0	1.00%	-11.4%	12/31/2018	0.96	0	0	0.75%	-11.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.59	0	$0	0.50%	-10.8%	12/31/2022	$1.62	0	$0	0.25%	-10.5%	12/31/2022	$1.64	0	$0	0.00%	-10.3%
12/31/2021	1.78	0	0	0.50%	30.3%	12/31/2021	1.81	0	0	0.25%	30.6%	12/31/2021	1.83	0	0	0.00%	30.9%
12/31/2020	1.37	0	0	0.50%	8.3%	12/31/2020	1.38	0	0	0.25%	8.5%	12/31/2020	1.40	0	0	0.00%	8.8%
12/31/2019	1.26	0	0	0.50%	31.4%	12/31/2019	1.27	0	0	0.25%	31.7%	12/31/2019	1.28	0	0	0.00%	32.0%
12/31/2018	0.96	0	0	0.50%	-10.9%	12/31/2018	0.97	0	0	0.25%	-10.7%	12/31/2018	0.97	0	0	0.00%	-10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.3%
2021	0.8%
2020	0.8%
2019	1.1%
2018	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Small Cap Value Fund R6 Class - 06-CXT

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,457,871	$3,096,515	61,889
Receivables: investments sold	138,995
Payables: investments purchased	-
Net assets	$2,596,866

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,596,866	2,170,483	$1.20
Band 100	-	-	1.21
Band 75	-	-	1.23
Band 50	-	-	1.25
Band 25	-	-	1.27
Band 0	-	-	1.29
Total	$2,596,866	2,170,483

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$18,424
Mortality & expense charges			(37,719)
Net investment income (loss)			(19,295)

Gain (loss) on investments:
Net realized gain (loss)			(130,347)
Realized gain distributions			363,458
Net change in unrealized appreciation (depreciation)			(857,925)
Net gain (loss)			(624,814)

Increase (decrease) in net assets from operations			$(644,109)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(19,295)	$(50,090)
Net realized gain (loss)		(130,347)	834,886
Realized gain distributions		363,458	777,713
Net change in unrealized appreciation (depreciation)		(857,925)	(404,878)

Increase (decrease) in net assets from operations		(644,109)	1,157,631

Contract owner transactions:
Proceeds from units sold		1,425,760	1,943,456
Cost of units redeemed		(2,792,183)	(3,639,500)
Account charges		(5,713)	(9,146)
Increase (decrease)		(1,372,136)	(1,705,190)
Net increase (decrease)		(2,016,245)	(547,559)
Net assets, beginning		4,613,111	5,160,670
Net assets, ending		$2,596,866	$4,613,111

Units sold		1,127,316	1,449,437
Units redeemed		(2,203,255)	(2,747,458)
Net increase (decrease)		(1,075,939)	(1,298,021)
Units outstanding, beginning		3,246,422	4,544,443
Units outstanding, ending		2,170,483	3,246,422

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$15,014,073
Cost of units redeemed/account charges			(13,309,827)
Net investment income (loss)			(140,905)
Net realized gain (loss)			(279,048)
Realized gain distributions			1,951,217
Net change in unrealized appreciation (depreciation)			(638,644)
Net assets			$2,596,866

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.20	2,170	$2,597	1.25%	-15.8%	12/31/2022	$1.21	0	$0	1.00%	-15.6%	12/31/2022	$1.23	0	$0	0.75%	-15.4%
12/31/2021	1.42	3,246	4,613	1.25%	25.1%	12/31/2021	1.44	0	0	1.00%	25.4%	12/31/2021	1.46	0	0	0.75%	25.8%
12/31/2020	1.14	4,544	5,161	1.25%	0.8%	12/31/2020	1.15	0	0	1.00%	1.0%	12/31/2020	1.16	0	0	0.75%	1.3%
12/31/2019	1.13	3,802	4,284	1.25%	21.7%	12/31/2019	1.14	0	0	1.00%	22.0%	12/31/2019	1.14	0	0	0.75%	22.3%
12/31/2018	0.93	4,476	4,146	1.25%	-15.1%	12/31/2018	0.93	0	0	1.00%	-14.9%	12/31/2018	0.94	0	0	0.75%	-14.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.25	0	$0	0.50%	-15.2%	12/31/2022	$1.27	0	$0	0.25%	-15.0%	12/31/2022	$1.29	0	$0	0.00%	-14.7%
12/31/2021	1.48	0	0	0.50%	26.1%	12/31/2021	1.49	0	0	0.25%	26.4%	12/31/2021	1.51	0	0	0.00%	26.7%
12/31/2020	1.17	0	0	0.50%	1.5%	12/31/2020	1.18	0	0	0.25%	1.8%	12/31/2020	1.19	0	0	0.00%	2.0%
12/31/2019	1.15	0	0	0.50%	22.6%	12/31/2019	1.16	0	0	0.25%	22.9%	12/31/2019	1.17	0	0	0.00%	23.2%
12/31/2018	0.94	0	0	0.50%	-14.5%	12/31/2018	0.95	0	0	0.25%	-14.2%	12/31/2018	0.95	0	0	0.00%	-14.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.5%
2021	0.3%
2020	0.6%
2019	0.9%
2018	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs U.S. Equity Insights Fund R6 Class - 06-FXT

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$111,374	$132,548	2,272
Receivables: investments sold	-
Payables: investments purchased	(98)
Net assets	$111,276

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$111,276	73,162	$1.52
Band 100	-	-	1.54
Band 75	-	-	1.56
Band 50	-	-	1.59
Band 25	-	-	1.61
Band 0	-	-	1.63
Total	$111,276	73,162

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,213
Mortality & expense charges			(6,144)
Net investment income (loss)			(4,931)

Gain (loss) on investments:
Net realized gain (loss)			(214,691)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			76,769
Net gain (loss)			(137,922)

Increase (decrease) in net assets from operations			$(142,853)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,931)	$(323)
Net realized gain (loss)		(214,691)	77,441
Realized gain distributions		-	170,512
Net change in unrealized appreciation (depreciation)		76,769	(137,603)

Increase (decrease) in net assets from operations		(142,853)	110,027

Contract owner transactions:
Proceeds from units sold		29,773	735,673
Cost of units redeemed		(630,325)	(272,770)
Account charges		-	-
Increase (decrease)		(600,552)	462,903
Net increase (decrease)		(743,405)	572,930
Net assets, beginning		854,681	281,751
Net assets, ending		$111,276	$854,681

Units sold		18,100	413,735
Units redeemed		(392,639)	(154,886)
Net increase (decrease)		(374,539)	258,849
Units outstanding, beginning		447,701	188,852
Units outstanding, ending		73,162	447,701

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,454,980
Cost of units redeemed/account charges			(1,383,810)
Net investment income (loss)			(4,190)
Net realized gain (loss)			(132,386)
Realized gain distributions			197,856
Net change in unrealized appreciation (depreciation)			(21,174)
Net assets			$111,276

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.52	73	$111	1.25%	-20.3%	12/31/2022	$1.54	0	$0	1.00%	-20.1%	12/31/2022	$1.56	0	$0	0.75%	-19.9%
12/31/2021	1.91	448	855	1.25%	28.0%	12/31/2021	1.93	0	0	1.00%	28.3%	12/31/2021	1.95	0	0	0.75%	28.6%
12/31/2020	1.49	189	282	1.25%	16.8%	12/31/2020	1.51	0	0	1.00%	17.1%	12/31/2020	1.52	0	0	0.75%	17.4%
12/31/2019	1.28	159	203	1.25%	24.3%	12/31/2019	1.29	0	0	1.00%	24.6%	12/31/2019	1.29	0	0	0.75%	24.9%
12/31/2018	1.03	432	443	1.25%	-7.6%	12/31/2018	1.03	0	0	1.00%	-7.4%	12/31/2018	1.04	0	0	0.75%	-7.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.59	0	$0	0.50%	-19.7%	12/31/2022	$1.61	0	$0	0.25%	-19.5%	12/31/2022	$1.63	0	$0	0.00%	-19.3%
12/31/2021	1.97	0	0	0.50%	28.9%	12/31/2021	2.00	0	0	0.25%	29.2%	12/31/2021	2.02	0	0	0.00%	29.6%
12/31/2020	1.53	0	0	0.50%	17.7%	12/31/2020	1.55	0	0	0.25%	18.0%	12/31/2020	1.56	0	0	0.00%	18.3%
12/31/2019	1.30	0	0	0.50%	25.3%	12/31/2019	1.31	0	0	0.25%	25.6%	12/31/2019	1.32	0	0	0.00%	25.9%
12/31/2018	1.04	0	0	0.50%	-6.9%	12/31/2018	1.04	0	0	0.25%	-6.7%	12/31/2018	1.05	0	0	0.00%	-6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.3%
2021	1.1%
2020	0.9%
2019	2.4%
2018	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Emerging Markets Equity Fund R6 Class - 06-3GG

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$1

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1	1	$0.92
Band 100	-	-	0.93
Band 75	-	-	0.94
Band 50	-	-	0.95
Band 25	-	-	0.96
Band 0	-	-	0.97
Total	$1	1

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(10)
Net investment income (loss)			(10)

Gain (loss) on investments:
Net realized gain (loss)			(588)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			107
Net gain (loss)			(481)

Increase (decrease) in net assets from operations			$(491)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(10)	$(53)
Net realized gain (loss)		(588)	4,954
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		107	(4,328)

Increase (decrease) in net assets from operations		(491)	573

Contract owner transactions:
Proceeds from units sold		184	1,779
Cost of units redeemed		(888)	(16,018)
Account charges		-	(12)
Increase (decrease)		(704)	(14,251)
Net increase (decrease)		(1,195)	(13,678)
Net assets, beginning		1,196	14,874
Net assets, ending		$1	$1,196

Units sold		178	1,219
Units redeemed		(1,073)	(11,065)
Net increase (decrease)		(895)	(9,846)
Units outstanding, beginning		896	10,742
Units outstanding, ending		1	896

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$14,565
Cost of units redeemed/account charges			(18,989)
Net investment income (loss)			(144)
Net realized gain (loss)			4,568
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1
Net assets			$1

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.92	0	$0	1.25%	-30.9%	12/31/2022	$0.93	0	$0	1.00%	-30.7%	12/31/2022	$0.94	0	$0	0.75%	-30.5%
12/31/2021	1.33	1	1	1.25%	-3.6%	12/31/2021	1.35	0	0	1.00%	-3.4%	12/31/2021	1.36	0	0	0.75%	-3.2%
12/31/2020	1.38	11	15	1.25%	29.4%	12/31/2020	1.39	0	0	1.00%	29.7%	12/31/2020	1.40	0	0	0.75%	30.0%
12/31/2019	1.07	0	0	1.25%	24.5%	12/31/2019	1.07	0	0	1.00%	24.8%	12/31/2019	1.08	0	0	0.75%	25.1%
12/31/2018	0.86	0	0	1.25%	-14.0%	12/31/2018	0.86	0	0	1.00%	-13.9%	12/31/2018	0.86	0	0	0.75%	-13.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.95	0	$0	0.50%	-30.3%	12/31/2022	$0.96	0	$0	0.25%	-30.2%	12/31/2022	$0.97	0	$0	0.00%	-30.0%
12/31/2021	1.37	0	0	0.50%	-2.9%	12/31/2021	1.38	0	0	0.25%	-2.7%	12/31/2021	1.39	0	0	0.00%	-2.4%
12/31/2020	1.41	0	0	0.50%	30.3%	12/31/2020	1.42	0	0	0.25%	30.7%	12/31/2020	1.43	0	0	0.00%	31.0%
12/31/2019	1.08	0	0	0.50%	25.4%	12/31/2019	1.09	0	0	0.25%	25.7%	12/31/2019	1.09	0	0	0.00%	26.1%
12/31/2018	0.86	0	0	0.50%	-13.7%	12/31/2018	0.86	0	0	0.25%	-13.6%	12/31/2018	0.86	0	0	0.00%	-13.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.1%
2020	0.6%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs SmCp Eq Insts R6 Class - 06-46M (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.19
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.14	0	$0	1.25%	-21.0%	12/31/2022	$1.15	0	$0	1.00%	-20.8%	12/31/2022	$1.16	0	$0	0.75%	-20.6%
12/31/2021	1.44	0	0	1.25%	22.3%	12/31/2021	1.45	0	0	1.00%	22.7%	12/31/2021	1.46	0	0	0.75%	23.0%
12/31/2020	1.18	0	0	1.25%	5.6%	12/31/2020	1.18	0	0	1.00%	5.9%	12/31/2020	1.18	0	0	0.75%	6.2%
12/31/2019	1.11	0	0	1.25%	11.3%	12/31/2019	1.11	0	0	1.00%	11.4%	12/31/2019	1.12	0	0	0.75%	11.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.17	0	$0	0.50%	-20.4%	12/31/2022	$1.18	0	$0	0.25%	-20.2%	12/31/2022	$1.19	0	$0	0.00%	-20.0%
12/31/2021	1.46	0	0	0.50%	23.3%	12/31/2021	1.47	0	0	0.25%	23.6%	12/31/2021	1.48	0	0	0.00%	23.9%
12/31/2020	1.19	0	0	0.50%	6.4%	12/31/2020	1.19	0	0	0.25%	6.7%	12/31/2020	1.20	0	0	0.00%	7.0%
12/31/2019	1.12	0	0	0.50%	11.6%	12/31/2019	1.12	0	0	0.25%	11.7%	12/31/2019	1.12	0	0	0.00%	11.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Core Fixed Income Fund R Class - 06-4PV

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$512,578	$610,491	56,182
Receivables: investments sold	-
Payables: investments purchased	(1,316)
Net assets	$511,262

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$511,262	616,213	$0.83
Band 100	-	-	0.83
Band 75	-	-	0.84
Band 50	-	-	0.84
Band 25	-	-	0.85
Band 0	-	-	0.85
Total	$511,262	616,213

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$96,620
Mortality & expense charges			(49,060)
Net investment income (loss)			47,560

Gain (loss) on investments:
Net realized gain (loss)			(1,032,769)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			99,758
Net gain (loss)			(933,011)

Increase (decrease) in net assets from operations			$(885,451)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$47,560	$50,069
Net realized gain (loss)		(1,032,769)	(23,433)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		99,758	(197,671)

Increase (decrease) in net assets from operations		(885,451)	(171,035)

Contract owner transactions:
Proceeds from units sold		74,821	9,389,155
Cost of units redeemed		(6,299,583)	(1,595,917)
Account charges		(264)	(464)
Increase (decrease)		(6,225,026)	7,792,774
Net increase (decrease)		(7,110,477)	7,621,739
Net assets, beginning		7,621,739	-
Net assets, ending		$511,262	$7,621,739

Units sold		99,916	9,416,335
Units redeemed		(7,277,538)	(1,622,500)
Net increase (decrease)		(7,177,622)	7,793,835
Units outstanding, beginning		7,793,835	-
Units outstanding, ending		616,213	7,793,835

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$9,463,976
Cost of units redeemed/account charges			(7,896,228)
Net investment income (loss)			97,629
Net realized gain (loss)			(1,056,202)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(97,913)
Net assets			$511,262

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.83	616	$511	1.25%	-15.2%	12/31/2022	$0.83	0	$0	1.00%	-14.9%	12/31/2022	$0.84	0	$0	0.75%	-14.7%
12/31/2021	0.98	7,794	7,622	1.25%	-3.0%	12/31/2021	0.98	0	0	1.00%	-2.8%	12/31/2021	0.98	0	0	0.75%	-2.5%
12/31/2020	1.01	0	0	1.25%	0.8%	12/31/2020	1.01	0	0	1.00%	0.9%	12/31/2020	1.01	0	0	0.75%	0.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.84	0	$0	0.50%	-14.5%	12/31/2022	$0.85	0	$0	0.25%	-14.3%	12/31/2022	$0.85	0	$0	0.00%	-14.1%
12/31/2021	0.99	0	0	0.50%	-2.3%	12/31/2021	0.99	0	0	0.25%	-2.0%	12/31/2021	0.99	0	0	0.00%	-1.8%
12/31/2020	1.01	0	0	0.50%	1.0%	12/31/2020	1.01	0	0	0.25%	1.0%	12/31/2020	1.01	0	0	0.00%	1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.4%
2021	3.7%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Small Mid Gr R6 Retirement Class - 06-4NP (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.03
Band 100	-	-	1.04
Band 75	-	-	1.04
Band 50	-	-	1.05
Band 25	-	-	1.06
Band 0	-	-	1.06
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.03	0	$0	1.25%	-29.3%	12/31/2022	$1.04	0	$0	1.00%	-29.1%	12/31/2022	$1.04	0	$0	0.75%	-29.0%
12/31/2021	1.46	0	0	1.25%	6.7%	12/31/2021	1.46	0	0	1.00%	7.0%	12/31/2021	1.47	0	0	0.75%	7.3%
12/31/2020	1.37	0	0	1.25%	36.8%	12/31/2020	1.37	0	0	1.00%	36.9%	12/31/2020	1.37	0	0	0.75%	37.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.05	0	$0	0.50%	-28.8%	12/31/2022	$1.06	0	$0	0.25%	-28.6%	12/31/2022	$1.06	0	$0	0.00%	-28.4%
12/31/2021	1.48	0	0	0.50%	7.5%	12/31/2021	1.48	0	0	0.25%	7.8%	12/31/2021	1.49	0	0	0.00%	8.1%
12/31/2020	1.37	0	0	0.50%	37.3%	12/31/2020	1.37	0	0	0.25%	37.5%	12/31/2020	1.38	0	0	0.00%	37.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GoldmanSachs MidCap Grth Service Class - 06-729

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$63,418	$102,895	7,746
Receivables: investments sold	27
Payables: investments purchased	-
Net assets	$63,445

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$63,445	25,655	$2.47
Band 100	-	-	2.54
Band 75	-	-	2.60
Band 50	-	-	2.67
Band 25	-	-	2.74
Band 0	-	-	2.81
Total	$63,445	25,655

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(806)
Net investment income (loss)			(806)

Gain (loss) on investments:
Net realized gain (loss)			(1,720)
Realized gain distributions			6,905
Net change in unrealized appreciation (depreciation)			(27,607)
Net gain (loss)			(22,422)

Increase (decrease) in net assets from operations			$(23,228)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(806)	$(1,176)
Net realized gain (loss)		(1,720)	(145)
Realized gain distributions		6,905	16,265
Net change in unrealized appreciation (depreciation)		(27,607)	(6,544)

Increase (decrease) in net assets from operations		(23,228)	8,400

Contract owner transactions:
Proceeds from units sold		6,415	9,863
Cost of units redeemed		(1,675)	(21,213)
Account charges		(21)	(10)
Increase (decrease)		4,719	(11,360)
Net increase (decrease)		(18,509)	(2,960)
Net assets, beginning		81,954	84,914
Net assets, ending		$63,445	$81,954

Units sold		2,456	3,022
Units redeemed		(746)	(6,303)
Net increase (decrease)		1,710	(3,281)
Units outstanding, beginning		23,945	27,226
Units outstanding, ending		25,655	23,945

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$450,002
Cost of units redeemed/account charges			(435,322)
Net investment income (loss)			(9,945)
Net realized gain (loss)			(48,755)
Realized gain distributions			146,942
Net change in unrealized appreciation (depreciation)			(39,477)
Net assets			$63,445

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.47	26	$63	1.25%	-27.7%	12/31/2022	$2.54	0	$0	1.00%	-27.6%	12/31/2022	$2.60	0	$0	0.75%	-27.4%
12/31/2021	3.42	24	82	1.25%	9.7%	12/31/2021	3.50	0	0	1.00%	10.0%	12/31/2021	3.58	0	0	0.75%	10.3%
12/31/2020	3.12	27	85	1.25%	42.3%	12/31/2020	3.18	0	0	1.00%	42.7%	12/31/2020	3.25	0	0	0.75%	43.0%
12/31/2019	2.19	26	56	1.25%	32.4%	12/31/2019	2.23	0	0	1.00%	32.7%	12/31/2019	2.27	0	0	0.75%	33.1%
12/31/2018	1.66	36	60	1.25%	-6.6%	12/31/2018	1.68	0	0	1.00%	-6.4%	12/31/2018	1.71	0	0	0.75%	-6.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.67	0	$0	0.50%	-27.2%	12/31/2022	$2.74	0	$0	0.25%	-27.0%	12/31/2022	$2.81	0	$0	0.00%	-26.8%
12/31/2021	3.67	0	0	0.50%	10.6%	12/31/2021	3.75	0	0	0.25%	10.8%	12/31/2021	3.84	0	0	0.00%	11.1%
12/31/2020	3.31	0	0	0.50%	43.4%	12/31/2020	3.38	0	0	0.25%	43.7%	12/31/2020	3.45	0	0	0.00%	44.1%
12/31/2019	2.31	0	0	0.50%	33.4%	12/31/2019	2.35	0	0	0.25%	33.7%	12/31/2019	2.40	0	0	0.00%	34.1%
12/31/2018	1.73	0	0	0.50%	-5.9%	12/31/2018	1.76	0	0	0.25%	-5.7%	12/31/2018	1.79	0	0	0.00%	-5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GoldmanSachs MidCap Grth Inv Investor Class - 06-727

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$156,350	$218,654	13,443
Receivables: investments sold	-
Payables: investments purchased	(272)
Net assets	$156,078

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$65,863	25,587	$2.57
Band 100	-	-	2.64
Band 75	-	-	2.71
Band 50	-	-	2.78
Band 25	-	-	2.85
Band 0	90,215	30,881	2.92
Total	$156,078	56,468

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(755)
Net investment income (loss)			(755)

Gain (loss) on investments:
Net realized gain (loss)			(849)
Realized gain distributions			12,285
Net change in unrealized appreciation (depreciation)			(59,724)
Net gain (loss)			(48,288)

Increase (decrease) in net assets from operations			$(49,043)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(755)	$(860)
Net realized gain (loss)		(849)	2,380
Realized gain distributions		12,285	27,653
Net change in unrealized appreciation (depreciation)		(59,724)	(12,116)

Increase (decrease) in net assets from operations		(49,043)	17,057

Contract owner transactions:
Proceeds from units sold		28,655	36,965
Cost of units redeemed		(3,549)	(12,285)
Account charges		(228)	(334)
Increase (decrease)		24,878	24,346
Net increase (decrease)		(24,165)	41,403
Net assets, beginning		180,243	138,840
Net assets, ending		$156,078	$180,243

Units sold		10,436	10,433
Units redeemed		(1,472)	(3,545)
Net increase (decrease)		8,964	6,888
Units outstanding, beginning		47,504	40,616
Units outstanding, ending		56,468	47,504

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$17,185,755
Cost of units redeemed/account charges			(18,742,230)
Net investment income (loss)			(177,695)
Net realized gain (loss)			(1,474,922)
Realized gain distributions			3,427,474
Net change in unrealized appreciation (depreciation)			(62,304)
Net assets			$156,078

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.57	26	$66	1.25%	-27.4%	12/31/2022	$2.64	0	$0	1.00%	-27.2%	12/31/2022	$2.71	0	$0	0.75%	-27.1%
12/31/2021	3.55	20	71	1.25%	10.2%	12/31/2021	3.63	0	0	1.00%	10.5%	12/31/2021	3.71	0	0	0.75%	10.8%
12/31/2020	3.22	17	55	1.25%	42.8%	12/31/2020	3.28	0	0	1.00%	43.2%	12/31/2020	3.35	0	0	0.75%	43.5%
12/31/2019	2.25	2	4	1.25%	33.0%	12/31/2019	2.29	0	0	1.00%	33.4%	12/31/2019	2.33	0	0	0.75%	33.7%
12/31/2018	1.69	212	360	1.25%	-6.3%	12/31/2018	1.72	0	0	1.00%	-6.0%	12/31/2018	1.75	0	0	0.75%	-5.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.78	0	$0	0.50%	-26.9%	12/31/2022	$2.85	0	$0	0.25%	-26.7%	12/31/2022	$2.92	31	$90	0.00%	-26.5%
12/31/2021	3.80	0	0	0.50%	11.1%	12/31/2021	3.89	0	0	0.25%	11.3%	12/31/2021	3.98	27	109	0.00%	11.6%
12/31/2020	3.42	0	0	0.50%	43.9%	12/31/2020	3.49	0	0	0.25%	44.3%	12/31/2020	3.56	24	84	0.00%	44.6%
12/31/2019	2.38	0	0	0.50%	34.0%	12/31/2019	2.42	0	0	0.25%	34.4%	12/31/2019	2.46	1,108	2,730	0.00%	34.7%
12/31/2018	1.77	0	0	0.50%	-5.6%	12/31/2018	1.80	0	0	0.25%	-5.3%	12/31/2018	1.83	1,073	1,961	0.00%	-5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Guggenheim Macro Opp R6 Class - 06-6KG (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.99
Band 100	-	-	0.99
Band 75	-	-	0.99
Band 50	-	-	0.99
Band 25	-	-	0.99
Band 0	-	-	0.99
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /15 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.99	0	$0	1.25%	-1.2%	12/31/2022	$0.99	0	$0	1.00%	-1.2%	12/31/2022	$0.99	0	$0	0.75%	-1.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.99	0	$0	0.50%	-1.2%	12/31/2022	$0.99	0	$0	0.25%	-1.2%	12/31/2022	$0.99	0	$0	0.00%	-1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Guggenheim Total Ret Bond R6 Class - 06-6KF (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.97
Band 100	-	-	0.97
Band 75	-	-	0.97
Band 50	-	-	0.97
Band 25	-	-	0.97
Band 0	-	-	0.97
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /15 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.97	0	$0	1.25%	-2.7%	12/31/2022	$0.97	0	$0	1.00%	-2.7%	12/31/2022	$0.97	0	$0	0.75%	-2.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.97	0	$0	0.50%	-2.6%	12/31/2022	$0.97	0	$0	0.25%	-2.6%	12/31/2022	$0.97	0	$0	0.00%	-2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds Conservative Allocation Fund Inv Class - 06-3MW

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,382	$6,040	523
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$5,385

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,385	5,206	$1.03
Band 100	-	-	1.05
Band 75	-	-	1.06
Band 50	-	-	1.07
Band 25	-	-	1.08
Band 0	-	-	1.09
Total	$5,385	5,206

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$82
Mortality & expense charges			(67)
Net investment income (loss)			15

Gain (loss) on investments:
Net realized gain (loss)			(4)
Realized gain distributions			161
Net change in unrealized appreciation (depreciation)			(837)
Net gain (loss)			(680)

Increase (decrease) in net assets from operations			$(665)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$15	$18
Net realized gain (loss)		(4)	3
Realized gain distributions		161	115
Net change in unrealized appreciation (depreciation)		(837)	-

Increase (decrease) in net assets from operations		(665)	136

Contract owner transactions:
Proceeds from units sold		278	283
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		278	283
Net increase (decrease)		(387)	419
Net assets, beginning		5,772	5,353
Net assets, ending		$5,385	$5,772

Units sold		262	243
Units redeemed		(6)	-
Net increase (decrease)		256	243
Units outstanding, beginning		4,950	4,707
Units outstanding, ending		5,206	4,950

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$5,645
Cost of units redeemed/account charges			-
Net investment income (loss)			46
Net realized gain (loss)			(1)
Realized gain distributions			353
Net change in unrealized appreciation (depreciation)			(658)
Net assets			$5,385

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.03	5	$5	1.25%	-11.3%	12/31/2022	$1.05	0	$0	1.00%	-11.1%	12/31/2022	$1.06	0	$0	0.75%	-10.8%
12/31/2021	1.17	5	6	1.25%	2.5%	12/31/2021	1.18	0	0	1.00%	2.8%	12/31/2021	1.18	0	0	0.75%	3.0%
12/31/2020	1.14	5	5	1.25%	5.6%	12/31/2020	1.14	0	0	1.00%	5.9%	12/31/2020	1.15	0	0	0.75%	6.1%
12/31/2019	1.08	0	0	1.25%	9.4%	12/31/2019	1.08	0	0	1.00%	9.6%	12/31/2019	1.08	0	0	0.75%	9.9%
12/31/2018	0.98	0	0	1.25%	-1.5%	12/31/2018	0.99	0	0	1.00%	-1.5%	12/31/2018	0.99	0	0	0.75%	-1.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.07	0	$0	0.50%	-10.6%	12/31/2022	$1.08	0	$0	0.25%	-10.4%	12/31/2022	$1.09	0	$0	0.00%	-10.2%
12/31/2021	1.19	0	0	0.50%	3.3%	12/31/2021	1.20	0	0	0.25%	3.6%	12/31/2021	1.21	0	0	0.00%	3.8%
12/31/2020	1.16	0	0	0.50%	6.4%	12/31/2020	1.16	0	0	0.25%	6.7%	12/31/2020	1.17	0	0	0.00%	6.9%
12/31/2019	1.09	0	0	0.50%	10.2%	12/31/2019	1.09	0	0	0.25%	10.5%	12/31/2019	1.09	0	0	0.00%	10.7%
12/31/2018	0.99	0	0	0.50%	-1.4%	12/31/2018	0.99	0	0	0.25%	-1.4%	12/31/2018	0.99	0	0	0.00%	-1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.5%
2021	1.6%
2020	2.7%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds Defensive Market Strategies Fund Inv Cl - 06-3MX (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.18
Band 100	-	-	1.19
Band 75	-	-	1.21
Band 50	-	-	1.22
Band 25	-	-	1.23
Band 0	-	-	1.24
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.18	0	$0	1.25%	-12.5%	12/31/2022	$1.19	0	$0	1.00%	-12.3%	12/31/2022	$1.21	0	$0	0.75%	-12.1%
12/31/2021	1.35	0	0	1.25%	10.4%	12/31/2021	1.36	0	0	1.00%	10.7%	12/31/2021	1.37	0	0	0.75%	11.0%
12/31/2020	1.22	0	0	1.25%	8.5%	12/31/2020	1.23	0	0	1.00%	8.8%	12/31/2020	1.24	0	0	0.75%	9.0%
12/31/2019	1.13	0	0	1.25%	17.9%	12/31/2019	1.13	0	0	1.00%	18.2%	12/31/2019	1.13	0	0	0.75%	18.5%
12/31/2018	0.96	0	0	1.25%	-4.4%	12/31/2018	0.96	0	0	1.00%	-4.4%	12/31/2018	0.96	0	0	0.75%	-4.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.22	0	$0	0.50%	-11.8%	12/31/2022	$1.23	0	$0	0.25%	-11.6%	12/31/2022	$1.24	0	$0	0.00%	-11.4%
12/31/2021	1.38	0	0	0.50%	11.2%	12/31/2021	1.39	0	0	0.25%	11.5%	12/31/2021	1.40	0	0	0.00%	11.8%
12/31/2020	1.24	0	0	0.50%	9.3%	12/31/2020	1.25	0	0	0.25%	9.6%	12/31/2020	1.26	0	0	0.00%	9.9%
12/31/2019	1.14	0	0	0.50%	18.8%	12/31/2019	1.14	0	0	0.25%	19.1%	12/31/2019	1.14	0	0	0.00%	19.4%
12/31/2018	0.96	0	0	0.50%	-4.4%	12/31/2018	0.96	0	0	0.25%	-4.3%	12/31/2018	0.96	0	0	0.00%	-4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds Growth Allocation Fund Investor Class - 06-3MY

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$624	$766	60
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$624

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$624	546	$1.14
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$624	546

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(7)
Net investment income (loss)			(7)

Gain (loss) on investments:
Net realized gain (loss)			(2)
Realized gain distributions			53
Net change in unrealized appreciation (depreciation)			(175)
Net gain (loss)			(124)

Increase (decrease) in net assets from operations			$(131)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7)	$10
Net realized gain (loss)		(2)	1
Realized gain distributions		53	22
Net change in unrealized appreciation (depreciation)		(175)	3

Increase (decrease) in net assets from operations		(131)	36

Contract owner transactions:
Proceeds from units sold		160	301
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		160	301
Net increase (decrease)		29	337
Net assets, beginning		595	258
Net assets, ending		$624	$595

Units sold		127	220
Units redeemed		(2)	-
Net increase (decrease)		125	220
Units outstanding, beginning		421	201
Units outstanding, ending		546	421

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,139
Cost of units redeemed/account charges			(512)
Net investment income (loss)			3
Net realized gain (loss)			53
Realized gain distributions			83
Net change in unrealized appreciation (depreciation)			(142)
Net assets			$624

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.14	1	$1	1.25%	-19.0%	12/31/2022	$1.16	0	$0	1.00%	-18.8%	12/31/2022	$1.17	0	$0	0.75%	-18.6%
12/31/2021	1.41	0	1	1.25%	10.2%	12/31/2021	1.42	0	0	1.00%	10.5%	12/31/2021	1.43	0	0	0.75%	10.7%
12/31/2020	1.28	0	0	1.25%	11.6%	12/31/2020	1.29	0	0	1.00%	11.8%	12/31/2020	1.30	0	0	0.75%	12.1%
12/31/2019	1.15	0	0	1.25%	20.8%	12/31/2019	1.15	0	0	1.00%	21.1%	12/31/2019	1.16	0	0	0.75%	21.4%
12/31/2018	0.95	0	0	1.25%	-4.9%	12/31/2018	0.95	0	0	1.00%	-4.9%	12/31/2018	0.95	0	0	0.75%	-4.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.18	0	$0	0.50%	-18.4%	12/31/2022	$1.19	0	$0	0.25%	-18.2%	12/31/2022	$1.20	0	$0	0.00%	-18.0%
12/31/2021	1.45	0	0	0.50%	11.0%	12/31/2021	1.46	0	0	0.25%	11.3%	12/31/2021	1.47	0	0	0.00%	11.6%
12/31/2020	1.30	0	0	0.50%	12.4%	12/31/2020	1.31	0	0	0.25%	12.7%	12/31/2020	1.32	0	0	0.00%	13.0%
12/31/2019	1.16	0	0	0.50%	21.7%	12/31/2019	1.16	0	0	0.25%	22.0%	12/31/2019	1.17	0	0	0.00%	22.3%
12/31/2018	0.95	0	0	0.50%	-4.8%	12/31/2018	0.95	0	0	0.25%	-4.8%	12/31/2018	0.95	0	0	0.00%	-4.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	3.5%
2020	1.6%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds Global Real Estate Securities Fund Advisor Class - 06-43C

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,475	$13,057	1,262
Receivables: investments sold	7
Payables: investments purchased	-
Net assets	$10,482

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,482	11,169	$0.94
Band 100	-	-	0.95
Band 75	-	-	0.96
Band 50	-	-	0.96
Band 25	-	-	0.97
Band 0	-	-	0.98
Total	$10,482	11,169

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$373
Mortality & expense charges			(435)
Net investment income (loss)			(62)

Gain (loss) on investments:
Net realized gain (loss)			(6,196)
Realized gain distributions			560
Net change in unrealized appreciation (depreciation)			(6,370)
Net gain (loss)			(12,006)

Increase (decrease) in net assets from operations			$(12,068)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(62)	$1,023
Net realized gain (loss)		(6,196)	21
Realized gain distributions		560	1,249
Net change in unrealized appreciation (depreciation)		(6,370)	5,798

Increase (decrease) in net assets from operations		(12,068)	8,091

Contract owner transactions:
Proceeds from units sold		1,313	12,145
Cost of units redeemed		(23,526)	-
Account charges		(48)	(72)
Increase (decrease)		(22,261)	12,073
Net increase (decrease)		(34,329)	20,164
Net assets, beginning		44,811	24,647
Net assets, ending		$10,482	$44,811

Units sold		1,296	10,369
Units redeemed		(25,182)	(62)
Net increase (decrease)		(23,886)	10,307
Units outstanding, beginning		35,055	24,748
Units outstanding, ending		11,169	35,055

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$38,330
Cost of units redeemed/account charges			(23,732)
Net investment income (loss)			2,263
Net realized gain (loss)			(6,218)
Realized gain distributions			2,421
Net change in unrealized appreciation (depreciation)			(2,582)
Net assets			$10,482

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.94	11	$10	1.25%	-26.6%	12/31/2022	$0.95	0	$0	1.00%	-26.4%	12/31/2022	$0.96	0	$0	0.75%	-26.2%
12/31/2021	1.28	35	45	1.25%	28.4%	12/31/2021	1.29	0	0	1.00%	28.7%	12/31/2021	1.29	0	0	0.75%	29.0%
12/31/2020	1.00	25	25	1.25%	-5.7%	12/31/2020	1.00	0	0	1.00%	-5.5%	12/31/2020	1.00	0	0	0.75%	-5.2%
12/31/2019	1.06	25	26	1.25%	5.6%	12/31/2019	1.06	0	0	1.00%	5.8%	12/31/2019	1.06	0	0	0.75%	5.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.96	0	$0	0.50%	-26.0%	12/31/2022	$0.97	0	$0	0.25%	-25.8%	12/31/2022	$0.98	0	$0	0.00%	-25.7%
12/31/2021	1.30	0	0	0.50%	29.3%	12/31/2021	1.31	0	0	0.25%	29.6%	12/31/2021	1.32	0	0	0.00%	30.0%
12/31/2020	1.01	0	0	0.50%	-5.0%	12/31/2020	1.01	0	0	0.25%	-4.8%	12/31/2020	1.02	0	0	0.00%	-4.5%
12/31/2019	1.06	0	0	0.50%	6.1%	12/31/2019	1.06	0	0	0.25%	6.2%	12/31/2019	1.06	0	0	0.00%	6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.3%
2021	4.2%
2020	1.8%
2019	9.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds Emerging Markets Equity Fund Advisor Class - 06-3YV

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,065	$13,609	1,591
Receivables: investments sold	2
Payables: investments purchased	-
Net assets	$13,067

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,067	13,342	$0.98
Band 100	-	-	0.99
Band 75	-	-	1.00
Band 50	-	-	1.01
Band 25	-	-	1.01
Band 0	-	-	1.02
Total	$13,067	13,342

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$275
Mortality & expense charges			(274)
Net investment income (loss)			1

Gain (loss) on investments:
Net realized gain (loss)			(1,925)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(3,213)
Net gain (loss)			(5,138)

Increase (decrease) in net assets from operations			$(5,137)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1	$(116)
Net realized gain (loss)		(1,925)	76
Realized gain distributions		-	2,265
Net change in unrealized appreciation (depreciation)		(3,213)	(2,873)

Increase (decrease) in net assets from operations		(5,137)	(648)

Contract owner transactions:
Proceeds from units sold		13,595	214
Cost of units redeemed		(15,657)	-
Account charges		(51)	(53)
Increase (decrease)		(2,113)	161
Net increase (decrease)		(7,250)	(487)
Net assets, beginning		20,317	20,804
Net assets, ending		$13,067	$20,317

Units sold		13,498	160
Units redeemed		(16,262)	(40)
Net increase (decrease)		(2,764)	120
Units outstanding, beginning		16,106	15,986
Units outstanding, ending		13,342	16,106

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$28,765
Cost of units redeemed/account charges			(15,822)
Net investment income (loss)			229
Net realized gain (loss)			(1,826)
Realized gain distributions			2,265
Net change in unrealized appreciation (depreciation)			(544)
Net assets			$13,067

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.98	13	$13	1.25%	-22.4%	12/31/2022	$0.99	0	$0	1.00%	-22.2%	12/31/2022	$1.00	0	$0	0.75%	-22.0%
12/31/2021	1.26	16	20	1.25%	-3.1%	12/31/2021	1.27	0	0	1.00%	-2.8%	12/31/2021	1.28	0	0	0.75%	-2.6%
12/31/2020	1.30	16	21	1.25%	20.6%	12/31/2020	1.31	0	0	1.00%	20.9%	12/31/2020	1.31	0	0	0.75%	21.2%
12/31/2019	1.08	16	17	1.25%	7.9%	12/31/2019	1.08	0	0	1.00%	8.0%	12/31/2019	1.08	0	0	0.75%	8.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.01	0	$0	0.50%	-21.8%	12/31/2022	$1.01	0	$0	0.25%	-21.6%	12/31/2022	$1.02	0	$0	0.00%	-21.4%
12/31/2021	1.29	0	0	0.50%	-2.3%	12/31/2021	1.29	0	0	0.25%	-2.1%	12/31/2021	1.30	0	0	0.00%	-1.8%
12/31/2020	1.32	0	0	0.50%	21.5%	12/31/2020	1.32	0	0	0.25%	21.8%	12/31/2020	1.33	0	0	0.00%	22.2%
12/31/2019	1.08	0	0	0.50%	8.3%	12/31/2019	1.08	0	0	0.25%	8.4%	12/31/2019	1.09	0	0	0.00%	8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.6%
2021	0.7%
2020	1.0%
2019	5.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds International Equity Fund Advisor Class - 06-43G (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.02
Band 100	-	-	1.03
Band 75	-	-	1.04
Band 50	-	-	1.05
Band 25	-	-	1.05
Band 0	-	-	1.06
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.02	0	$0	1.25%	-17.1%	12/31/2022	$1.03	0	$0	1.00%	-16.8%	12/31/2022	$1.04	0	$0	0.75%	-16.6%
12/31/2021	1.23	0	0	1.25%	8.3%	12/31/2021	1.24	0	0	1.00%	8.5%	12/31/2021	1.24	0	0	0.75%	8.8%
12/31/2020	1.13	0	0	1.25%	6.5%	12/31/2020	1.14	0	0	1.00%	6.7%	12/31/2020	1.14	0	0	0.75%	7.0%
12/31/2019	1.06	0	0	1.25%	6.5%	12/31/2019	1.07	0	0	1.00%	6.6%	12/31/2019	1.07	0	0	0.75%	6.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.05	0	$0	0.50%	-16.4%	12/31/2022	$1.05	0	$0	0.25%	-16.2%	12/31/2022	$1.06	0	$0	0.00%	-16.0%
12/31/2021	1.25	0	0	0.50%	9.1%	12/31/2021	1.26	0	0	0.25%	9.3%	12/31/2021	1.27	0	0	0.00%	9.6%
12/31/2020	1.15	0	0	0.50%	7.3%	12/31/2020	1.15	0	0	0.25%	7.5%	12/31/2020	1.16	0	0	0.00%	7.8%
12/31/2019	1.07	0	0	0.50%	6.9%	12/31/2019	1.07	0	0	0.25%	7.1%	12/31/2019	1.07	0	0	0.00%	7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds Value Equity Fund Institutional Class - 06-43M

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$705	$742	41
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$705

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$705	551	$1.28
Band 100	-	-	1.29
Band 75	-	-	1.30
Band 50	-	-	1.31
Band 25	-	-	1.33
Band 0	-	-	1.34
Total	$705	551

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$8
Mortality & expense charges			(21)
Net investment income (loss)			(13)

Gain (loss) on investments:
Net realized gain (loss)			(845)
Realized gain distributions			26
Net change in unrealized appreciation (depreciation)			789
Net gain (loss)			(30)

Increase (decrease) in net assets from operations			$(43)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(13)	$203
Net realized gain (loss)		(845)	(562)
Realized gain distributions		26	1,604
Net change in unrealized appreciation (depreciation)		789	(826)

Increase (decrease) in net assets from operations		(43)	419

Contract owner transactions:
Proceeds from units sold		957	48,633
Cost of units redeemed		(17,124)	(32,137)
Account charges		-	-
Increase (decrease)		(16,167)	16,496
Net increase (decrease)		(16,210)	16,915
Net assets, beginning		16,915	-
Net assets, ending		$705	$16,915

Units sold		733	37,296
Units redeemed		(12,465)	(25,013)
Net increase (decrease)		(11,732)	12,283
Units outstanding, beginning		12,283	-
Units outstanding, ending		551	12,283

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$49,590
Cost of units redeemed/account charges			(49,261)
Net investment income (loss)			190
Net realized gain (loss)			(1,407)
Realized gain distributions			1,630
Net change in unrealized appreciation (depreciation)			(37)
Net assets			$705

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.28	1	$1	1.25%	-7.1%	12/31/2022	$1.29	0	$0	1.00%	-6.8%	12/31/2022	$1.30	0	$0	0.75%	-6.6%
12/31/2021	1.38	12	17	1.25%	23.1%	12/31/2021	1.39	0	0	1.00%	23.4%	12/31/2021	1.39	0	0	0.75%	23.7%
12/31/2020	1.12	0	0	1.25%	2.9%	12/31/2020	1.12	0	0	1.00%	3.2%	12/31/2020	1.13	0	0	0.75%	3.4%
12/31/2019	1.09	0	0	1.25%	8.8%	12/31/2019	1.09	0	0	1.00%	8.9%	12/31/2019	1.09	0	0	0.75%	9.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.31	0	$0	0.50%	-6.4%	12/31/2022	$1.33	0	$0	0.25%	-6.1%	12/31/2022	$1.34	0	$0	0.00%	-5.9%
12/31/2021	1.40	0	0	0.50%	24.0%	12/31/2021	1.41	0	0	0.25%	24.3%	12/31/2021	1.42	0	0	0.00%	24.6%
12/31/2020	1.13	0	0	0.50%	3.7%	12/31/2020	1.14	0	0	0.25%	3.9%	12/31/2020	1.14	0	0	0.00%	4.2%
12/31/2019	1.09	0	0	0.50%	9.2%	12/31/2019	1.09	0	0	0.25%	9.3%	12/31/2019	1.09	0	0	0.00%	9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.1%
2021	3.7%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds Small Cap Equity Fund Advisor Class - 06-43J

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$223,348	$270,064	14,619
Receivables: investments sold	188
Payables: investments purchased	-
Net assets	$223,536

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$223,536	183,810	$1.22
Band 100	-	-	1.23
Band 75	-	-	1.24
Band 50	-	-	1.25
Band 25	-	-	1.26
Band 0	-	-	1.27
Total	$223,536	183,810

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$890
Mortality & expense charges			(4,147)
Net investment income (loss)			(3,257)

Gain (loss) on investments:
Net realized gain (loss)			(48,432)
Realized gain distributions			10,841
Net change in unrealized appreciation (depreciation)			(28,856)
Net gain (loss)			(66,447)

Increase (decrease) in net assets from operations			$(69,704)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,257)	$(265)
Net realized gain (loss)		(48,432)	(1,431)
Realized gain distributions		10,841	27,894
Net change in unrealized appreciation (depreciation)		(28,856)	(17,860)

Increase (decrease) in net assets from operations		(69,704)	8,338

Contract owner transactions:
Proceeds from units sold		55,443	432,376
Cost of units redeemed		(192,963)	(9,928)
Account charges		(26)	-
Increase (decrease)		(137,546)	422,448
Net increase (decrease)		(207,250)	430,786
Net assets, beginning		430,786	-
Net assets, ending		$223,536	$430,786

Units sold		42,223	294,180
Units redeemed		(145,970)	(6,623)
Net increase (decrease)		(103,747)	287,557
Units outstanding, beginning		287,557	-
Units outstanding, ending		183,810	287,557

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$487,819
Cost of units redeemed/account charges			(202,917)
Net investment income (loss)			(3,522)
Net realized gain (loss)			(49,863)
Realized gain distributions			38,735
Net change in unrealized appreciation (depreciation)			(46,716)
Net assets			$223,536

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.22	184	$224	1.25%	-18.8%	12/31/2022	$1.23	0	$0	1.00%	-18.6%	12/31/2022	$1.24	0	$0	0.75%	-18.4%
12/31/2021	1.50	288	431	1.25%	20.6%	12/31/2021	1.51	0	0	1.00%	20.9%	12/31/2021	1.52	0	0	0.75%	21.2%
12/31/2020	1.24	0	0	1.25%	18.6%	12/31/2020	1.25	0	0	1.00%	18.9%	12/31/2020	1.25	0	0	0.75%	19.2%
12/31/2019	1.05	0	0	1.25%	4.8%	12/31/2019	1.05	0	0	1.00%	4.9%	12/31/2019	1.05	0	0	0.75%	5.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.25	0	$0	0.50%	-18.2%	12/31/2022	$1.26	0	$0	0.25%	-18.0%	12/31/2022	$1.27	0	$0	0.00%	-17.8%
12/31/2021	1.53	0	0	0.50%	21.5%	12/31/2021	1.54	0	0	0.25%	21.8%	12/31/2021	1.55	0	0	0.00%	22.1%
12/31/2020	1.26	0	0	0.50%	19.5%	12/31/2020	1.26	0	0	0.25%	19.8%	12/31/2020	1.27	0	0	0.00%	20.1%
12/31/2019	1.05	0	0	0.50%	5.2%	12/31/2019	1.05	0	0	0.25%	5.3%	12/31/2019	1.05	0	0	0.00%	5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.3%
2021	0.2%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds Growth Equity Fund Advisor Class - 06-43F (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.08
Band 100	-	-	1.09
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.12
Band 0	-	-	1.13
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.08	0	$0	1.25%	-35.3%	12/31/2022	$1.09	0	$0	1.00%	-35.2%	12/31/2022	$1.10	0	$0	0.75%	-35.0%
12/31/2021	1.67	0	0	1.25%	16.2%	12/31/2021	1.68	0	0	1.00%	16.5%	12/31/2021	1.70	0	0	0.75%	16.8%
12/31/2020	1.44	0	0	1.25%	34.1%	12/31/2020	1.45	0	0	1.00%	34.4%	12/31/2020	1.45	0	0	0.75%	34.7%
12/31/2019	1.07	0	0	1.25%	7.5%	12/31/2019	1.08	0	0	1.00%	7.6%	12/31/2019	1.08	0	0	0.75%	7.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.11	0	$0	0.50%	-34.8%	12/31/2022	$1.12	0	$0	0.25%	-34.7%	12/31/2022	$1.13	0	$0	0.00%	-34.5%
12/31/2021	1.71	0	0	0.50%	17.1%	12/31/2021	1.72	0	0	0.25%	17.4%	12/31/2021	1.73	0	0	0.00%	17.7%
12/31/2020	1.46	0	0	0.50%	35.1%	12/31/2020	1.46	0	0	0.25%	35.4%	12/31/2020	1.47	0	0	0.00%	35.8%
12/31/2019	1.08	0	0	0.50%	7.9%	12/31/2019	1.08	0	0	0.25%	8.0%	12/31/2019	1.08	0	0	0.00%	8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds Equity Index Fund Advisor Class - 06-3YW

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.31
Band 100	-	-	1.32
Band 75	-	-	1.33
Band 50	-	-	1.34
Band 25	-	-	1.35
Band 0	-	-	1.36
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(232)
Net realized gain (loss)		-	17,088
Realized gain distributions		-	439
Net change in unrealized appreciation (depreciation)		-	(7,830)

Increase (decrease) in net assets from operations		-	9,465

Contract owner transactions:
Proceeds from units sold		-	354
Cost of units redeemed		-	(47,409)
Account charges		-	(317)
Increase (decrease)		-	(47,372)
Net increase (decrease)		-	(37,907)
Net assets, beginning		-	37,907
Net assets, ending		$-	$-

Units sold		-	245
Units redeemed		-	(29,774)
Net increase (decrease)		-	(29,529)
Units outstanding, beginning		-	29,529
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$29,815
Cost of units redeemed/account charges			(47,909)
Net investment income (loss)			15
Net realized gain (loss)			17,127
Realized gain distributions			952
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.31	0	$0	1.25%	-19.7%	12/31/2022	$1.32	0	$0	1.00%	-19.5%	12/31/2022	$1.33	0	$0	0.75%	-19.3%
12/31/2021	1.63	0	0	1.25%	26.7%	12/31/2021	1.64	0	0	1.00%	27.0%	12/31/2021	1.65	0	0	0.75%	27.3%
12/31/2020	1.28	30	38	1.25%	16.7%	12/31/2020	1.29	0	0	1.00%	17.0%	12/31/2020	1.29	0	0	0.75%	17.3%
12/31/2019	1.10	27	29	1.25%	10.0%	12/31/2019	1.10	0	0	1.00%	10.1%	12/31/2019	1.10	0	0	0.75%	10.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.34	0	$0	0.50%	-19.1%	12/31/2022	$1.35	0	$0	0.25%	-18.9%	12/31/2022	$1.36	0	$0	0.00%	-18.7%
12/31/2021	1.66	0	0	0.50%	27.6%	12/31/2021	1.67	0	0	0.25%	28.0%	12/31/2021	1.68	0	0	0.00%	28.3%
12/31/2020	1.30	0	0	0.50%	17.6%	12/31/2020	1.30	0	0	0.25%	17.9%	12/31/2020	1.31	0	0	0.00%	18.2%
12/31/2019	1.10	0	0	0.50%	10.4%	12/31/2019	1.11	0	0	0.25%	10.6%	12/31/2019	1.11	0	0	0.00%	10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	1.2%
2020	1.5%
2019	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds Global Bond Fund Advisor Class - 06-3YY (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.88
Band 100	-	-	0.88
Band 75	-	-	0.89
Band 50	-	-	0.90
Band 25	-	-	0.91
Band 0	-	-	0.92
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.88	0	$0	1.25%	-14.4%	12/31/2022	$0.88	0	$0	1.00%	-14.2%	12/31/2022	$0.89	0	$0	0.75%	-14.0%
12/31/2021	1.02	0	0	1.25%	-3.5%	12/31/2021	1.03	0	0	1.00%	-3.3%	12/31/2021	1.04	0	0	0.75%	-3.0%
12/31/2020	1.06	0	0	1.25%	4.0%	12/31/2020	1.06	0	0	1.00%	4.2%	12/31/2020	1.07	0	0	0.75%	4.5%
12/31/2019	1.02	0	0	1.25%	2.0%	12/31/2019	1.02	0	0	1.00%	2.2%	12/31/2019	1.02	0	0	0.75%	2.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.90	0	$0	0.50%	-13.8%	12/31/2022	$0.91	0	$0	0.25%	-13.6%	12/31/2022	$0.92	0	$0	0.00%	-13.4%
12/31/2021	1.04	0	0	0.50%	-2.8%	12/31/2021	1.05	0	0	0.25%	-2.6%	12/31/2021	1.06	0	0	0.00%	-2.3%
12/31/2020	1.07	0	0	0.50%	4.8%	12/31/2020	1.08	0	0	0.25%	5.0%	12/31/2020	1.08	0	0	0.00%	5.3%
12/31/2019	1.02	0	0	0.50%	2.4%	12/31/2019	1.03	0	0	0.25%	2.6%	12/31/2019	1.03	0	0	0.00%	2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds Aggressive Allocation Fund Investor Cl - 06-3MT (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.20
Band 100	-	-	1.21
Band 75	-	-	1.22
Band 50	-	-	1.24
Band 25	-	-	1.25
Band 0	-	-	1.26
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.20	0	$0	1.25%	-20.6%	12/31/2022	$1.21	0	$0	1.00%	-20.4%	12/31/2022	$1.22	0	$0	0.75%	-20.2%
12/31/2021	1.51	0	0	1.25%	13.5%	12/31/2021	1.52	0	0	1.00%	13.7%	12/31/2021	1.53	0	0	0.75%	14.0%
12/31/2020	1.33	0	0	1.25%	14.1%	12/31/2020	1.34	0	0	1.00%	14.3%	12/31/2020	1.34	0	0	0.75%	14.6%
12/31/2019	1.17	0	0	1.25%	25.3%	12/31/2019	1.17	0	0	1.00%	25.6%	12/31/2019	1.17	0	0	0.75%	25.9%
12/31/2018	0.93	0	0	1.25%	-6.9%	12/31/2018	0.93	0	0	1.00%	-6.8%	12/31/2018	0.93	0	0	0.75%	-6.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.24	0	$0	0.50%	-20.0%	12/31/2022	$1.25	0	$0	0.25%	-19.8%	12/31/2022	$1.26	0	$0	0.00%	-19.6%
12/31/2021	1.55	0	0	0.50%	14.3%	12/31/2021	1.56	0	0	0.25%	14.6%	12/31/2021	1.57	0	0	0.00%	14.9%
12/31/2020	1.35	0	0	0.50%	14.9%	12/31/2020	1.36	0	0	0.25%	15.2%	12/31/2020	1.37	0	0	0.00%	15.5%
12/31/2019	1.18	0	0	0.50%	26.2%	12/31/2019	1.18	0	0	0.25%	26.5%	12/31/2019	1.18	0	0	0.00%	26.9%
12/31/2018	0.93	0	0	0.50%	-6.8%	12/31/2018	0.93	0	0	0.25%	-6.7%	12/31/2018	0.93	0	0	0.00%	-6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds Balanced Allocation Fund Investor Class - 06-3MV (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.08
Band 100	-	-	1.10
Band 75	-	-	1.11
Band 50	-	-	1.12
Band 25	-	-	1.13
Band 0	-	-	1.14
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.08	0	$0	1.25%	-16.6%	12/31/2022	$1.10	0	$0	1.00%	-16.4%	12/31/2022	$1.11	0	$0	0.75%	-16.2%
12/31/2021	1.30	0	0	1.25%	5.6%	12/31/2021	1.31	0	0	1.00%	5.9%	12/31/2021	1.32	0	0	0.75%	6.1%
12/31/2020	1.23	0	0	1.25%	9.3%	12/31/2020	1.24	0	0	1.00%	9.6%	12/31/2020	1.25	0	0	0.75%	9.8%
12/31/2019	1.13	0	0	1.25%	15.9%	12/31/2019	1.13	0	0	1.00%	16.2%	12/31/2019	1.13	0	0	0.75%	16.5%
12/31/2018	0.97	0	0	1.25%	-2.7%	12/31/2018	0.97	0	0	1.00%	-2.7%	12/31/2018	0.97	0	0	0.75%	-2.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.12	0	$0	0.50%	-16.0%	12/31/2022	$1.13	0	$0	0.25%	-15.8%	12/31/2022	$1.14	0	$0	0.00%	-15.6%
12/31/2021	1.33	0	0	0.50%	6.4%	12/31/2021	1.34	0	0	0.25%	6.6%	12/31/2021	1.35	0	0	0.00%	6.9%
12/31/2020	1.25	0	0	0.50%	10.1%	12/31/2020	1.26	0	0	0.25%	10.4%	12/31/2020	1.27	0	0	0.00%	10.7%
12/31/2019	1.14	0	0	0.50%	16.7%	12/31/2019	1.14	0	0	0.25%	17.0%	12/31/2019	1.14	0	0	0.00%	17.3%
12/31/2018	0.97	0	0	0.50%	-2.6%	12/31/2018	0.97	0	0	0.25%	-2.6%	12/31/2018	0.97	0	0	0.00%	-2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds Medium-Duration Bond Fund Advisor Class - 06-43H

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,451	$16,408	1,071
Receivables: investments sold	2
Payables: investments purchased	-
Net assets	$13,453

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,453	14,901	$0.90
Band 100	-	-	0.91
Band 75	-	-	0.92
Band 50	-	-	0.93
Band 25	-	-	0.94
Band 0	-	-	0.94
Total	$13,453	14,901

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$305
Mortality & expense charges			(176)
Net investment income (loss)			129

Gain (loss) on investments:
Net realized gain (loss)			(25)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(2,590)
Net gain (loss)			(2,615)

Increase (decrease) in net assets from operations			$(2,486)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$129	$84
Net realized gain (loss)		(25)	(1)
Realized gain distributions		-	25
Net change in unrealized appreciation (depreciation)		(2,590)	(643)

Increase (decrease) in net assets from operations		(2,486)	(535)

Contract owner transactions:
Proceeds from units sold		140	158
Cost of units redeemed		-	-
Account charges		(34)	(39)
Increase (decrease)		106	119
Net increase (decrease)		(2,380)	(416)
Net assets, beginning		15,833	16,249
Net assets, ending		$13,453	$15,833

Units sold		148	147
Units redeemed		(37)	(36)
Net increase (decrease)		111	111
Units outstanding, beginning		14,790	14,679
Units outstanding, ending		14,901	14,790

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$15,493
Cost of units redeemed/account charges			(130)
Net investment income (loss)			456
Net realized gain (loss)			(23)
Realized gain distributions			614
Net change in unrealized appreciation (depreciation)			(2,957)
Net assets			$13,453

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.90	15	$13	1.25%	-15.7%	12/31/2022	$0.91	0	$0	1.00%	-15.5%	12/31/2022	$0.92	0	$0	0.75%	-15.2%
12/31/2021	1.07	15	16	1.25%	-3.3%	12/31/2021	1.08	0	0	1.00%	-3.0%	12/31/2021	1.08	0	0	0.75%	-2.8%
12/31/2020	1.11	15	16	1.25%	7.8%	12/31/2020	1.11	0	0	1.00%	8.1%	12/31/2020	1.12	0	0	0.75%	8.4%
12/31/2019	1.03	15	15	1.25%	2.6%	12/31/2019	1.03	0	0	1.00%	2.8%	12/31/2019	1.03	0	0	0.75%	2.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.93	0	$0	0.50%	-15.0%	12/31/2022	$0.94	0	$0	0.25%	-14.8%	12/31/2022	$0.94	0	$0	0.00%	-14.6%
12/31/2021	1.09	0	0	0.50%	-2.6%	12/31/2021	1.10	0	0	0.25%	-2.3%	12/31/2021	1.10	0	0	0.00%	-2.1%
12/31/2020	1.12	0	0	0.50%	8.7%	12/31/2020	1.12	0	0	0.25%	8.9%	12/31/2020	1.13	0	0	0.00%	9.2%
12/31/2019	1.03	0	0	0.50%	3.0%	12/31/2019	1.03	0	0	0.25%	3.2%	12/31/2019	1.03	0	0	0.00%	3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.1%
2021	1.8%
2020	2.3%
2019	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Harbor Capital Apprec Ret Retirement Class - 06-49R

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$39,123	$42,507	660
Receivables: investments sold	2,415
Payables: investments purchased	-
Net assets	$41,538

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$41,538	35,074	$1.18
Band 100	-	-	1.19
Band 75	-	-	1.20
Band 50	-	-	1.21
Band 25	-	-	1.22
Band 0	-	-	1.23
Total	$41,538	35,074

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(154)
Net investment income (loss)			(154)

Gain (loss) on investments:
Net realized gain (loss)			(129)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(2,596)
Net gain (loss)			(2,725)

Increase (decrease) in net assets from operations			$(2,879)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(154)	$(6)
Net realized gain (loss)		(129)	-
Realized gain distributions		-	578
Net change in unrealized appreciation (depreciation)		(2,596)	(788)

Increase (decrease) in net assets from operations		(2,879)	(216)

Contract owner transactions:
Proceeds from units sold		40,736	3,943
Cost of units redeemed		-	(11)
Account charges		(33)	(2)
Increase (decrease)		40,703	3,930
Net increase (decrease)		37,824	3,714
Net assets, beginning		3,714	-
Net assets, ending		$41,538	$3,714

Units sold		33,171	1,931
Units redeemed		(27)	(1)
Net increase (decrease)		33,144	1,930
Units outstanding, beginning		1,930	-
Units outstanding, ending		35,074	1,930

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$44,679
Cost of units redeemed/account charges			(46)
Net investment income (loss)			(160)
Net realized gain (loss)			(129)
Realized gain distributions			578
Net change in unrealized appreciation (depreciation)			(3,384)
Net assets			$41,538

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.18	35	$42	1.25%	-38.4%	12/31/2022	$1.19	0	$0	1.00%	-38.3%	12/31/2022	$1.20	0	$0	0.75%	-38.1%
12/31/2021	1.92	2	4	1.25%	14.3%	12/31/2021	1.94	0	0	1.00%	14.6%	12/31/2021	1.95	0	0	0.75%	14.9%
12/31/2020	1.68	0	0	1.25%	52.6%	12/31/2020	1.69	0	0	1.00%	53.0%	12/31/2020	1.69	0	0	0.75%	53.4%
12/31/2019	1.10	0	0	1.25%	10.3%	12/31/2019	1.10	0	0	1.00%	10.4%	12/31/2019	1.10	0	0	0.75%	10.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.21	0	$0	0.50%	-38.0%	12/31/2022	$1.22	0	$0	0.25%	-37.8%	12/31/2022	$1.23	0	$0	0.00%	-37.7%
12/31/2021	1.96	0	0	0.50%	15.2%	12/31/2021	1.97	0	0	0.25%	15.4%	12/31/2021	1.98	0	0	0.00%	15.7%
12/31/2020	1.70	0	0	0.50%	53.8%	12/31/2020	1.71	0	0	0.25%	54.2%	12/31/2020	1.71	0	0	0.00%	54.6%
12/31/2019	1.11	0	0	0.50%	10.6%	12/31/2019	1.11	0	0	0.25%	10.7%	12/31/2019	1.11	0	0	0.00%	10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Harbor MidCap Value Ret Retirement Class - 06-49T (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.30
Band 100	-	-	1.32
Band 75	-	-	1.33
Band 50	-	-	1.34
Band 25	-	-	1.35
Band 0	-	-	1.36
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.30	0	$0	1.25%	-6.7%	12/31/2022	$1.32	0	$0	1.00%	-6.4%	12/31/2022	$1.33	0	$0	0.75%	-6.2%
12/31/2021	1.40	0	0	1.25%	28.5%	12/31/2021	1.41	0	0	1.00%	28.8%	12/31/2021	1.41	0	0	0.75%	29.1%
12/31/2020	1.09	0	0	1.25%	-4.9%	12/31/2020	1.09	0	0	1.00%	-4.7%	12/31/2020	1.10	0	0	0.75%	-4.4%
12/31/2019	1.14	0	0	1.25%	14.4%	12/31/2019	1.14	0	0	1.00%	14.5%	12/31/2019	1.15	0	0	0.75%	14.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.34	0	$0	0.50%	-6.0%	12/31/2022	$1.35	0	$0	0.25%	-5.7%	12/31/2022	$1.36	0	$0	0.00%	-5.5%
12/31/2021	1.42	0	0	0.50%	29.4%	12/31/2021	1.43	0	0	0.25%	29.8%	12/31/2021	1.44	0	0	0.00%	30.1%
12/31/2020	1.10	0	0	0.50%	-4.2%	12/31/2020	1.10	0	0	0.25%	-4.0%	12/31/2020	1.11	0	0	0.00%	-3.7%
12/31/2019	1.15	0	0	0.50%	14.7%	12/31/2019	1.15	0	0	0.25%	14.8%	12/31/2019	1.15	0	0	0.00%	14.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Harbor Core Bond Ret Class - 06-6JR (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.01
Band 25	-	-	1.01
Band 0	-	-	1.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /17 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.01	0	$0	1.25%	0.6%	12/31/2022	$1.01	0	$0	1.00%	0.6%	12/31/2022	$1.01	0	$0	0.75%	0.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.01	0	$0	0.50%	0.7%	12/31/2022	$1.01	0	$0	0.25%	0.7%	12/31/2022	$1.01	0	$0	0.00%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust The Hartford MidCap Fund R6 Class - 06-39T

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$834,299	$1,218,291	27,397
Receivables: investments sold	1,044
Payables: investments purchased	-
Net assets	$835,343

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$835,343	739,579	$1.13
Band 100	-	-	1.14
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.20
Total	$835,343	739,579

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(11,220)
Net investment income (loss)			(11,220)

Gain (loss) on investments:
Net realized gain (loss)			(44,545)
Realized gain distributions			55,577
Net change in unrealized appreciation (depreciation)			(278,958)
Net gain (loss)			(267,926)

Increase (decrease) in net assets from operations			$(279,146)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(11,220)	$1,777
Net realized gain (loss)		(44,545)	47,757
Realized gain distributions		55,577	97,606
Net change in unrealized appreciation (depreciation)		(278,958)	(143,855)

Increase (decrease) in net assets from operations		(279,146)	3,285

Contract owner transactions:
Proceeds from units sold		105,795	1,098,631
Cost of units redeemed		(108,696)	(271,534)
Account charges		(2,597)	(1,534)
Increase (decrease)		(5,498)	825,563
Net increase (decrease)		(284,644)	828,848
Net assets, beginning		1,119,987	291,139
Net assets, ending		$835,343	$1,119,987

Units sold		90,776	715,972
Units redeemed		(94,677)	(182,385)
Net increase (decrease)		(3,901)	533,587
Units outstanding, beginning		743,480	209,893
Units outstanding, ending		739,579	743,480

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,738,381
Cost of units redeemed/account charges			(671,624)
Net investment income (loss)			(14,360)
Net realized gain (loss)			(25,791)
Realized gain distributions			192,729
Net change in unrealized appreciation (depreciation)			(383,992)
Net assets			$835,343

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.13	740	$835	1.25%	-25.0%	12/31/2022	$1.14	0	$0	1.00%	-24.8%	12/31/2022	$1.16	0	$0	0.75%	-24.6%
12/31/2021	1.51	743	1,120	1.25%	8.6%	12/31/2021	1.52	0	0	1.00%	8.9%	12/31/2021	1.53	0	0	0.75%	9.1%
12/31/2020	1.39	210	291	1.25%	23.5%	12/31/2020	1.40	0	0	1.00%	23.8%	12/31/2020	1.41	0	0	0.75%	24.1%
12/31/2019	1.12	267	300	1.25%	31.1%	12/31/2019	1.13	0	0	1.00%	31.4%	12/31/2019	1.13	0	0	0.75%	31.8%
12/31/2018	0.86	3	3	1.25%	-14.3%	12/31/2018	0.86	0	0	1.00%	-14.2%	12/31/2018	0.86	0	0	0.75%	-14.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.17	0	$0	0.50%	-24.5%	12/31/2022	$1.18	0	$0	0.25%	-24.3%	12/31/2022	$1.20	0	$0	0.00%	-24.1%
12/31/2021	1.55	0	0	0.50%	9.4%	12/31/2021	1.56	0	0	0.25%	9.7%	12/31/2021	1.58	0	0	0.00%	10.0%
12/31/2020	1.41	0	0	0.50%	24.4%	12/31/2020	1.42	0	0	0.25%	24.7%	12/31/2020	1.43	0	0	0.00%	25.1%
12/31/2019	1.14	0	0	0.50%	32.1%	12/31/2019	1.14	0	0	0.25%	32.4%	12/31/2019	1.15	0	0	0.00%	32.7%
12/31/2018	0.86	0	0	0.50%	-13.9%	12/31/2018	0.86	0	0	0.25%	-13.8%	12/31/2018	0.86	0	0	0.00%	-13.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	1.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Hartford Schroders US Small Mid-Cap Opportunities Fund R4 Class - 06-3CT

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$35,419	$32,829	2,169
Receivables: investments sold	9
Payables: investments purchased	-
Net assets	$35,428

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$35,428	28,032	$1.26
Band 100	-	-	1.28
Band 75	-	-	1.29
Band 50	-	-	1.31
Band 25	-	-	1.32
Band 0	-	-	1.34
Total	$35,428	28,032

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$56
Mortality & expense charges			(445)
Net investment income (loss)			(389)

Gain (loss) on investments:
Net realized gain (loss)			58
Realized gain distributions			973
Net change in unrealized appreciation (depreciation)			(6,175)
Net gain (loss)			(5,144)

Increase (decrease) in net assets from operations			$(5,533)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(389)	$(455)
Net realized gain (loss)		58	116
Realized gain distributions		973	5,226
Net change in unrealized appreciation (depreciation)		(6,175)	2,763

Increase (decrease) in net assets from operations		(5,533)	7,650

Contract owner transactions:
Proceeds from units sold		1,011	939
Cost of units redeemed		-	-
Account charges		(91)	(98)
Increase (decrease)		920	841
Net increase (decrease)		(4,613)	8,491
Net assets, beginning		40,041	31,550
Net assets, ending		$35,428	$40,041

Units sold		783	696
Units redeemed		(72)	(71)
Net increase (decrease)		711	625
Units outstanding, beginning		27,321	26,696
Units outstanding, ending		28,032	27,321

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$177,455
Cost of units redeemed/account charges			(150,606)
Net investment income (loss)			(2,431)
Net realized gain (loss)			(915)
Realized gain distributions			9,335
Net change in unrealized appreciation (depreciation)			2,590
Net assets			$35,428

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.26	28	$35	1.25%	-13.8%	12/31/2022	$1.28	0	$0	1.00%	-13.5%	12/31/2022	$1.29	0	$0	0.75%	-13.3%
12/31/2021	1.47	27	40	1.25%	24.0%	12/31/2021	1.48	0	0	1.00%	24.3%	12/31/2021	1.49	0	0	0.75%	24.6%
12/31/2020	1.18	27	32	1.25%	7.5%	12/31/2020	1.19	0	0	1.00%	7.8%	12/31/2020	1.20	0	0	0.75%	8.0%
12/31/2019	1.10	36	39	1.25%	26.0%	12/31/2019	1.10	0	0	1.00%	26.3%	12/31/2019	1.11	0	0	0.75%	26.6%
12/31/2018	0.87	160	140	1.25%	-12.8%	12/31/2018	0.87	0	0	1.00%	-12.6%	12/31/2018	0.87	0	0	0.75%	-12.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.31	0	$0	0.50%	-13.1%	12/31/2022	$1.32	0	$0	0.25%	-12.9%	12/31/2022	$1.34	0	$0	0.00%	-12.7%
12/31/2021	1.50	0	0	0.50%	24.9%	12/31/2021	1.52	0	0	0.25%	25.3%	12/31/2021	1.53	0	0	0.00%	25.6%
12/31/2020	1.20	0	0	0.50%	8.3%	12/31/2020	1.21	0	0	0.25%	8.6%	12/31/2020	1.22	0	0	0.00%	8.9%
12/31/2019	1.11	0	0	0.50%	27.0%	12/31/2019	1.12	0	0	0.25%	27.3%	12/31/2019	1.12	0	0	0.00%	27.6%
12/31/2018	0.88	0	0	0.50%	-12.4%	12/31/2018	0.88	0	0	0.25%	-12.3%	12/31/2018	0.88	0	0	0.00%	-12.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.1%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust The Hartford International Opportunities Fund R6 Class - 06-3F7

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$670,648	$668,098	40,427
Receivables: investments sold	-
Payables: investments purchased	(8,443)
Net assets	$662,205

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$662,205	621,266	$1.07
Band 100	-	-	1.08
Band 75	-	-	1.09
Band 50	-	-	1.10
Band 25	-	-	1.12
Band 0	-	-	1.13
Total	$662,205	621,266

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$6,489
Mortality & expense charges			(1,432)
Net investment income (loss)			5,057

Gain (loss) on investments:
Net realized gain (loss)			(4,200)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(2,158)
Net gain (loss)			(6,358)

Increase (decrease) in net assets from operations			$(1,301)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,057	$274
Net realized gain (loss)		(4,200)	362
Realized gain distributions		-	5,540
Net change in unrealized appreciation (depreciation)		(2,158)	(2,071)

Increase (decrease) in net assets from operations		(1,301)	4,105

Contract owner transactions:
Proceeds from units sold		1,400,216	5,990
Cost of units redeemed		(806,744)	(2,956)
Account charges		(746)	(184)
Increase (decrease)		592,726	2,850
Net increase (decrease)		591,425	6,955
Net assets, beginning		70,780	63,825
Net assets, ending		$662,205	$70,780

Units sold		1,458,691	4,657
Units redeemed		(891,259)	(2,460)
Net increase (decrease)		567,432	2,197
Units outstanding, beginning		53,834	51,637
Units outstanding, ending		621,266	53,834

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,426,115
Cost of units redeemed/account charges			(1,732,280)
Net investment income (loss)			10,571
Net realized gain (loss)			(50,291)
Realized gain distributions			5,540
Net change in unrealized appreciation (depreciation)			2,550
Net assets			$662,205

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.07	621	$662	1.25%	-18.9%	12/31/2022	$1.08	0	$0	1.00%	-18.7%	12/31/2022	$1.09	0	$0	0.75%	-18.5%
12/31/2021	1.31	54	71	1.25%	6.4%	12/31/2021	1.33	0	0	1.00%	6.6%	12/31/2021	1.34	0	0	0.75%	6.9%
12/31/2020	1.24	52	64	1.25%	19.3%	12/31/2020	1.24	0	0	1.00%	19.6%	12/31/2020	1.25	0	0	0.75%	19.9%
12/31/2019	1.04	906	939	1.25%	24.6%	12/31/2019	1.04	0	0	1.00%	24.9%	12/31/2019	1.04	0	0	0.75%	25.2%
12/31/2018	0.83	0	0	1.25%	-16.8%	12/31/2018	0.83	0	0	1.00%	-16.7%	12/31/2018	0.83	0	0	0.75%	-16.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.10	0	$0	0.50%	-18.3%	12/31/2022	$1.12	0	$0	0.25%	-18.1%	12/31/2022	$1.13	0	$0	0.00%	-17.9%
12/31/2021	1.35	0	0	0.50%	7.2%	12/31/2021	1.36	0	0	0.25%	7.4%	12/31/2021	1.37	0	0	0.00%	7.7%
12/31/2020	1.26	0	0	0.50%	20.2%	12/31/2020	1.27	0	0	0.25%	20.5%	12/31/2020	1.28	0	0	0.00%	20.8%
12/31/2019	1.05	0	0	0.50%	25.5%	12/31/2019	1.05	0	0	0.25%	25.8%	12/31/2019	1.06	0	0	0.00%	26.1%
12/31/2018	0.84	0	0	0.50%	-16.5%	12/31/2018	0.84	0	0	0.25%	-16.4%	12/31/2018	0.84	0	0	0.00%	-16.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.8%
2021	1.7%
2020	0.1%
2019	3.2%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Hartford Schroders Intl Multi-Cap Value Fund SDR Class - 06-3NW (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.09
Band 100	-	-	1.10
Band 75	-	-	1.11
Band 50	-	-	1.12
Band 25	-	-	1.14
Band 0	-	-	1.15
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.09	0	$0	1.25%	-12.7%	12/31/2022	$1.10	0	$0	1.00%	-12.5%	12/31/2022	$1.11	0	$0	0.75%	-12.2%
12/31/2021	1.25	0	0	1.25%	12.5%	12/31/2021	1.26	0	0	1.00%	12.8%	12/31/2021	1.27	0	0	0.75%	13.1%
12/31/2020	1.11	0	0	1.25%	-0.1%	12/31/2020	1.12	0	0	1.00%	0.1%	12/31/2020	1.12	0	0	0.75%	0.4%
12/31/2019	1.11	0	0	1.25%	17.1%	12/31/2019	1.11	0	0	1.00%	17.4%	12/31/2019	1.12	0	0	0.75%	17.7%
12/31/2018	0.95	0	0	1.25%	-5.1%	12/31/2018	0.95	0	0	1.00%	-5.0%	12/31/2018	0.95	0	0	0.75%	-5.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.12	0	$0	0.50%	-12.0%	12/31/2022	$1.14	0	$0	0.25%	-11.8%	12/31/2022	$1.15	0	$0	0.00%	-11.6%
12/31/2021	1.28	0	0	0.50%	13.3%	12/31/2021	1.29	0	0	0.25%	13.6%	12/31/2021	1.30	0	0	0.00%	13.9%
12/31/2020	1.13	0	0	0.50%	0.6%	12/31/2020	1.13	0	0	0.25%	0.9%	12/31/2020	1.14	0	0	0.00%	1.1%
12/31/2019	1.12	0	0	0.50%	18.0%	12/31/2019	1.12	0	0	0.25%	18.3%	12/31/2019	1.13	0	0	0.00%	18.6%
12/31/2018	0.95	0	0	0.50%	-5.0%	12/31/2018	0.95	0	0	0.25%	-4.9%	12/31/2018	0.95	0	0	0.00%	-4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Hartford Schroders International Stock Fund SDR Class - 06-3NX

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,090,038	$5,696,920	346,421
Receivables: investments sold	-
Payables: investments purchased	(98,110)
Net assets	$4,991,928

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,991,928	3,918,855	$1.27
Band 100	-	-	1.29
Band 75	-	-	1.30
Band 50	-	-	1.31
Band 25	-	-	1.33
Band 0	-	-	1.34
Total	$4,991,928	3,918,855

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$73,969
Mortality & expense charges			(60,802)
Net investment income (loss)			13,167

Gain (loss) on investments:
Net realized gain (loss)			(56,310)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(998,144)
Net gain (loss)			(1,054,454)

Increase (decrease) in net assets from operations			$(1,041,287)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$13,167	$30,351
Net realized gain (loss)		(56,310)	64,640
Realized gain distributions		-	40,954
Net change in unrealized appreciation (depreciation)		(998,144)	41,605

Increase (decrease) in net assets from operations		(1,041,287)	177,550

Contract owner transactions:
Proceeds from units sold		1,299,753	4,245,829
Cost of units redeemed		(705,251)	(717,568)
Account charges		(16,540)	(10,413)
Increase (decrease)		577,962	3,517,848
Net increase (decrease)		(463,325)	3,695,398
Net assets, beginning		5,455,253	1,759,855
Net assets, ending		$4,991,928	$5,455,253

Units sold		1,049,662	2,697,891
Units redeemed		(570,840)	(479,723)
Net increase (decrease)		478,822	2,218,168
Units outstanding, beginning		3,440,033	1,221,865
Units outstanding, ending		3,918,855	3,440,033

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$7,401,325
Cost of units redeemed/account charges			(1,936,514)
Net investment income (loss)			48,703
Net realized gain (loss)			44,342
Realized gain distributions			40,954
Net change in unrealized appreciation (depreciation)			(606,882)
Net assets			$4,991,928

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.27	3,919	$4,992	1.25%	-19.7%	12/31/2022	$1.29	0	$0	1.00%	-19.5%	12/31/2022	$1.30	0	$0	0.75%	-19.3%
12/31/2021	1.59	3,440	5,455	1.25%	10.1%	12/31/2021	1.60	0	0	1.00%	10.4%	12/31/2021	1.61	0	0	0.75%	10.7%
12/31/2020	1.44	1,222	1,760	1.25%	23.4%	12/31/2020	1.45	0	0	1.00%	23.7%	12/31/2020	1.46	0	0	0.75%	24.0%
12/31/2019	1.17	1,196	1,396	1.25%	23.8%	12/31/2019	1.17	0	0	1.00%	24.1%	12/31/2019	1.17	0	0	0.75%	24.4%
12/31/2018	0.94	0	0	1.25%	-5.7%	12/31/2018	0.94	0	0	1.00%	-5.7%	12/31/2018	0.94	0	0	0.75%	-5.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.31	0	$0	0.50%	-19.1%	12/31/2022	$1.33	0	$0	0.25%	-18.9%	12/31/2022	$1.34	0	$0	0.00%	-18.7%
12/31/2021	1.62	0	0	0.50%	10.9%	12/31/2021	1.64	0	0	0.25%	11.2%	12/31/2021	1.65	0	0	0.00%	11.5%
12/31/2020	1.46	0	0	0.50%	24.3%	12/31/2020	1.47	0	0	0.25%	24.6%	12/31/2020	1.48	0	0	0.00%	24.9%
12/31/2019	1.18	0	0	0.50%	24.7%	12/31/2019	1.18	0	0	0.25%	25.0%	12/31/2019	1.18	0	0	0.00%	25.3%
12/31/2018	0.94	0	0	0.50%	-5.6%	12/31/2018	0.94	0	0	0.25%	-5.6%	12/31/2018	0.94	0	0	0.00%	-5.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.4%
2021	1.9%
2020	0.5%
2019	2.4%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust The Hartford Dividend and Growth Fund R6 Class - 06-3NY

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,407,600	$1,549,127	46,611
Receivables: investments sold	1,932
Payables: investments purchased	-
Net assets	$1,409,532

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,409,532	961,685	$1.47
Band 100	-	-	1.48
Band 75	-	-	1.50
Band 50	-	-	1.51
Band 25	-	-	1.53
Band 0	-	-	1.54
Total	$1,409,532	961,685

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$16,536
Mortality & expense charges			(11,180)
Net investment income (loss)			5,356

Gain (loss) on investments:
Net realized gain (loss)			(10,590)
Realized gain distributions			60,625
Net change in unrealized appreciation (depreciation)			(150,349)
Net gain (loss)			(100,314)

Increase (decrease) in net assets from operations			$(94,958)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,356	$947
Net realized gain (loss)		(10,590)	9,677
Realized gain distributions		60,625	27,936
Net change in unrealized appreciation (depreciation)		(150,349)	7,963

Increase (decrease) in net assets from operations		(94,958)	46,523

Contract owner transactions:
Proceeds from units sold		1,172,766	566,552
Cost of units redeemed		(282,416)	(73,403)
Account charges		(3,077)	(590)
Increase (decrease)		887,273	492,559
Net increase (decrease)		792,315	539,082
Net assets, beginning		617,217	78,135
Net assets, ending		$1,409,532	$617,217

Units sold		776,296	365,513
Units redeemed		(194,534)	(47,990)
Net increase (decrease)		581,762	317,523
Units outstanding, beginning		379,923	62,400
Units outstanding, ending		961,685	379,923

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,893,290
Cost of units redeemed/account charges			(436,527)
Net investment income (loss)			6,648
Net realized gain (loss)			(913)
Realized gain distributions			88,561
Net change in unrealized appreciation (depreciation)			(141,527)
Net assets			$1,409,532

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.47	962	$1,410	1.25%	-9.8%	12/31/2022	$1.48	0	$0	1.00%	-9.6%	12/31/2022	$1.50	0	$0	0.75%	-9.3%
12/31/2021	1.62	380	617	1.25%	29.7%	12/31/2021	1.64	0	0	1.00%	30.1%	12/31/2021	1.65	0	0	0.75%	30.4%
12/31/2020	1.25	62	78	1.25%	6.7%	12/31/2020	1.26	0	0	1.00%	7.0%	12/31/2020	1.27	0	0	0.75%	7.3%
12/31/2019	1.17	0	0	1.25%	26.6%	12/31/2019	1.18	0	0	1.00%	27.0%	12/31/2019	1.18	0	0	0.75%	27.3%
12/31/2018	0.93	0	0	1.25%	-7.4%	12/31/2018	0.93	0	0	1.00%	-7.3%	12/31/2018	0.93	0	0	0.75%	-7.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.51	0	$0	0.50%	-9.1%	12/31/2022	$1.53	0	$0	0.25%	-8.9%	12/31/2022	$1.54	0	$0	0.00%	-8.6%
12/31/2021	1.66	0	0	0.50%	30.7%	12/31/2021	1.68	0	0	0.25%	31.0%	12/31/2021	1.69	0	0	0.00%	31.4%
12/31/2020	1.27	0	0	0.50%	7.5%	12/31/2020	1.28	0	0	0.25%	7.8%	12/31/2020	1.29	0	0	0.00%	8.1%
12/31/2019	1.18	0	0	0.50%	27.6%	12/31/2019	1.19	0	0	0.25%	27.9%	12/31/2019	1.19	0	0	0.00%	28.2%
12/31/2018	0.93	0	0	0.50%	-7.3%	12/31/2018	0.93	0	0	0.25%	-7.2%	12/31/2018	0.93	0	0	0.00%	-7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.6%
2021	1.0%
2020	1.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust The Hartford Growth Opportunities Fund R6 Class - 06-3P4 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.25
Band 100	-	-	1.27
Band 75	-	-	1.28
Band 50	-	-	1.29
Band 25	-	-	1.31
Band 0	-	-	1.32
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.25	0	$0	1.25%	-37.6%	12/31/2022	$1.27	0	$0	1.00%	-37.5%	12/31/2022	$1.28	0	$0	0.75%	-37.3%
12/31/2021	2.01	0	0	1.25%	6.4%	12/31/2021	2.03	0	0	1.00%	6.7%	12/31/2021	2.04	0	0	0.75%	7.0%
12/31/2020	1.89	0	0	1.25%	60.0%	12/31/2020	1.90	0	0	1.00%	60.4%	12/31/2020	1.91	0	0	0.75%	60.8%
12/31/2019	1.18	0	0	1.25%	28.8%	12/31/2019	1.18	0	0	1.00%	29.2%	12/31/2019	1.19	0	0	0.75%	29.5%
12/31/2018	0.92	0	0	1.25%	-8.3%	12/31/2018	0.92	0	0	1.00%	-8.3%	12/31/2018	0.92	0	0	0.75%	-8.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.29	0	$0	0.50%	-37.1%	12/31/2022	$1.31	0	$0	0.25%	-37.0%	12/31/2022	$1.32	0	$0	0.00%	-36.8%
12/31/2021	2.06	0	0	0.50%	7.2%	12/31/2021	2.07	0	0	0.25%	7.5%	12/31/2021	2.09	0	0	0.00%	7.8%
12/31/2020	1.92	0	0	0.50%	61.2%	12/31/2020	1.93	0	0	0.25%	61.6%	12/31/2020	1.94	0	0	0.00%	62.0%
12/31/2019	1.19	0	0	0.50%	29.8%	12/31/2019	1.19	0	0	0.25%	30.1%	12/31/2019	1.20	0	0	0.00%	30.5%
12/31/2018	0.92	0	0	0.50%	-8.3%	12/31/2018	0.92	0	0	0.25%	-8.2%	12/31/2018	0.92	0	0	0.00%	-8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust The Hartford Total Return Bond Fund R6 Class - 06-3P6

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$192,176	$235,172	21,426
Receivables: investments sold	-
Payables: investments purchased	(408)
Net assets	$191,768

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$191,768	193,643	$0.99
Band 100	-	-	1.00
Band 75	-	-	1.01
Band 50	-	-	1.02
Band 25	-	-	1.03
Band 0	-	-	1.04
Total	$191,768	193,643

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$5,640
Mortality & expense charges			(2,338)
Net investment income (loss)			3,302

Gain (loss) on investments:
Net realized gain (loss)			(683)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(33,538)
Net gain (loss)			(34,221)

Increase (decrease) in net assets from operations			$(30,919)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,302	$2,716
Net realized gain (loss)		(683)	(3,693)
Realized gain distributions		-	3,279
Net change in unrealized appreciation (depreciation)		(33,538)	(9,103)

Increase (decrease) in net assets from operations		(30,919)	(6,801)

Contract owner transactions:
Proceeds from units sold		25,055	52,015
Cost of units redeemed		(5,158)	(104,254)
Account charges		(10)	(10)
Increase (decrease)		19,887	(52,249)
Net increase (decrease)		(11,032)	(59,050)
Net assets, beginning		202,800	261,850
Net assets, ending		$191,768	$202,800

Units sold		24,386	44,348
Units redeemed		(4,605)	(90,365)
Net increase (decrease)		19,781	(46,017)
Units outstanding, beginning		173,862	219,879
Units outstanding, ending		193,643	173,862

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$337,164
Cost of units redeemed/account charges			(109,469)
Net investment income (loss)			6,366
Net realized gain (loss)			(4,376)
Realized gain distributions			5,079
Net change in unrealized appreciation (depreciation)			(42,996)
Net assets			$191,768

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.99	194	$192	1.25%	-15.1%	12/31/2022	$1.00	0	$0	1.00%	-14.9%	12/31/2022	$1.01	0	$0	0.75%	-14.7%
12/31/2021	1.17	174	203	1.25%	-2.1%	12/31/2021	1.18	0	0	1.00%	-1.8%	12/31/2021	1.18	0	0	0.75%	-1.6%
12/31/2020	1.19	220	262	1.25%	8.0%	12/31/2020	1.20	0	0	1.00%	8.2%	12/31/2020	1.20	0	0	0.75%	8.5%
12/31/2019	1.10	0	0	1.25%	8.9%	12/31/2019	1.11	0	0	1.00%	9.2%	12/31/2019	1.11	0	0	0.75%	9.5%
12/31/2018	1.01	0	0	1.25%	1.3%	12/31/2018	1.01	0	0	1.00%	1.3%	12/31/2018	1.01	0	0	0.75%	1.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.02	0	$0	0.50%	-14.5%	12/31/2022	$1.03	0	$0	0.25%	-14.2%	12/31/2022	$1.04	0	$0	0.00%	-14.0%
12/31/2021	1.19	0	0	0.50%	-1.3%	12/31/2021	1.20	0	0	0.25%	-1.1%	12/31/2021	1.21	0	0	0.00%	-0.8%
12/31/2020	1.21	0	0	0.50%	8.8%	12/31/2020	1.22	0	0	0.25%	9.1%	12/31/2020	1.22	0	0	0.00%	9.3%
12/31/2019	1.11	0	0	0.50%	9.7%	12/31/2019	1.12	0	0	0.25%	10.0%	12/31/2019	1.12	0	0	0.00%	10.3%
12/31/2018	1.01	0	0	0.50%	1.4%	12/31/2018	1.01	0	0	0.25%	1.4%	12/31/2018	1.01	0	0	0.00%	1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.9%
2021	2.4%
2020	0.5%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust The Hartford World Bond Fund R6 Class - 06-3P7

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5	$5	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$5

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5	5	$0.98
Band 100	-	-	0.99
Band 75	-	-	1.00
Band 50	-	-	1.01
Band 25	-	-	1.02
Band 0	-	-	1.03
Total	$5	5

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(2,611)
Net realized gain (loss)		-	(7,525)
Realized gain distributions		-	39
Net change in unrealized appreciation (depreciation)		-	(24)

Increase (decrease) in net assets from operations		-	(10,121)

Contract owner transactions:
Proceeds from units sold		-	93,163
Cost of units redeemed		-	(647,748)
Account charges		-	(2,228)
Increase (decrease)		-	(556,813)
Net increase (decrease)		-	(566,934)
Net assets, beginning		5	566,939
Net assets, ending		$5	$5

Units sold		-	99,069
Units redeemed		-	(637,908)
Net increase (decrease)		-	(538,839)
Units outstanding, beginning		5	538,844
Units outstanding, ending		5	5

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$835,372
Cost of units redeemed/account charges			(830,553)
Net investment income (loss)			3,028
Net realized gain (loss)			(9,980)
Realized gain distributions			2,138
Net change in unrealized appreciation (depreciation)			-
Net assets			$5

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.98	0	$0	1.25%	-4.9%	12/31/2022	$0.99	0	$0	1.00%	-4.6%	12/31/2022	$1.00	0	$0	0.75%	-4.4%
12/31/2021	1.03	0	0	1.25%	-2.1%	12/31/2021	1.04	0	0	1.00%	-1.9%	12/31/2021	1.05	0	0	0.75%	-1.6%
12/31/2020	1.05	539	567	1.25%	0.6%	12/31/2020	1.06	0	0	1.00%	0.8%	12/31/2020	1.06	0	0	0.75%	1.1%
12/31/2019	1.05	475	496	1.25%	2.7%	12/31/2019	1.05	0	0	1.00%	3.0%	12/31/2019	1.05	0	0	0.75%	3.3%
12/31/2018	1.02	0	0	1.25%	1.8%	12/31/2018	1.02	0	0	1.00%	1.8%	12/31/2018	1.02	0	0	0.75%	1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.01	0	$0	0.50%	-4.2%	12/31/2022	$1.02	0	$0	0.25%	-3.9%	12/31/2022	$1.03	0	$0	0.00%	-3.7%
12/31/2021	1.05	0	0	0.50%	-1.4%	12/31/2021	1.06	0	0	0.25%	-1.1%	12/31/2021	1.07	0	0	0.00%	-0.9%
12/31/2020	1.07	0	0	0.50%	1.3%	12/31/2020	1.07	0	0	0.25%	1.6%	12/31/2020	1.08	0	0	0.00%	1.9%
12/31/2019	1.05	0	0	0.50%	3.5%	12/31/2019	1.06	0	0	0.25%	3.8%	12/31/2019	1.06	0	0	0.00%	4.0%
12/31/2018	1.02	0	0	0.50%	1.9%	12/31/2018	1.02	0	0	0.25%	1.9%	12/31/2018	1.02	0	0	0.00%	2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	1.2%
2020	0.8%
2019	4.3%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust The Hartford Balanced Income Fund R6 Class - 06-3P9

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$243,468	$277,365	17,485
Receivables: investments sold	98
Payables: investments purchased	-
Net assets	$243,566

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$243,566	202,993	$1.20
Band 100	-	-	1.21
Band 75	-	-	1.22
Band 50	-	-	1.24
Band 25	-	-	1.25
Band 0	-	-	1.26
Total	$243,566	202,993

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$9,396
Mortality & expense charges			(4,277)
Net investment income (loss)			5,119

Gain (loss) on investments:
Net realized gain (loss)			(17,152)
Realized gain distributions			7,075
Net change in unrealized appreciation (depreciation)			(37,519)
Net gain (loss)			(47,596)

Increase (decrease) in net assets from operations			$(42,477)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,119	$3,382
Net realized gain (loss)		(17,152)	(365)
Realized gain distributions		7,075	15,575
Net change in unrealized appreciation (depreciation)		(37,519)	3,194

Increase (decrease) in net assets from operations		(42,477)	21,786

Contract owner transactions:
Proceeds from units sold		110,583	287,076
Cost of units redeemed		(180,574)	(119,625)
Account charges		(77)	(14)
Increase (decrease)		(70,068)	167,437
Net increase (decrease)		(112,545)	189,223
Net assets, beginning		356,111	166,888
Net assets, ending		$243,566	$356,111

Units sold		85,735	229,377
Units redeemed		(150,293)	(98,342)
Net increase (decrease)		(64,558)	131,035
Units outstanding, beginning		267,551	136,516
Units outstanding, ending		202,993	267,551

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$727,174
Cost of units redeemed/account charges			(465,040)
Net investment income (loss)			9,451
Net realized gain (loss)			(17,517)
Realized gain distributions			23,395
Net change in unrealized appreciation (depreciation)			(33,897)
Net assets			$243,566

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.20	203	$244	1.25%	-9.9%	12/31/2022	$1.21	0	$0	1.00%	-9.6%	12/31/2022	$1.22	0	$0	0.75%	-9.4%
12/31/2021	1.33	268	356	1.25%	8.9%	12/31/2021	1.34	0	0	1.00%	9.1%	12/31/2021	1.35	0	0	0.75%	9.4%
12/31/2020	1.22	137	167	1.25%	6.5%	12/31/2020	1.23	0	0	1.00%	6.8%	12/31/2020	1.24	0	0	0.75%	7.0%
12/31/2019	1.15	0	0	1.25%	17.9%	12/31/2019	1.15	0	0	1.00%	18.2%	12/31/2019	1.15	0	0	0.75%	18.5%
12/31/2018	0.97	0	0	1.25%	-2.6%	12/31/2018	0.97	0	0	1.00%	-2.6%	12/31/2018	0.97	0	0	0.75%	-2.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.24	0	$0	0.50%	-9.2%	12/31/2022	$1.25	0	$0	0.25%	-8.9%	12/31/2022	$1.26	0	$0	0.00%	-8.7%
12/31/2021	1.36	0	0	0.50%	9.7%	12/31/2021	1.37	0	0	0.25%	10.0%	12/31/2021	1.38	0	0	0.00%	10.2%
12/31/2020	1.24	0	0	0.50%	7.3%	12/31/2020	1.25	0	0	0.25%	7.6%	12/31/2020	1.26	0	0	0.00%	7.9%
12/31/2019	1.16	0	0	0.50%	18.8%	12/31/2019	1.16	0	0	0.25%	19.1%	12/31/2019	1.16	0	0	0.00%	19.4%
12/31/2018	0.97	0	0	0.50%	-2.6%	12/31/2018	0.97	0	0	0.25%	-2.5%	12/31/2018	0.98	0	0	0.00%	-2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.1%
2021	2.5%
2020	1.3%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Hartford Climate Opps R6 Class - 06-3XH (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.52
Band 100	-	-	1.54
Band 75	-	-	1.55
Band 50	-	-	1.57
Band 25	-	-	1.58
Band 0	-	-	1.59
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.52	0	$0	1.25%	-19.2%	12/31/2022	$1.54	0	$0	1.00%	-19.0%	12/31/2022	$1.55	0	$0	0.75%	-18.8%
12/31/2021	1.89	0	0	1.25%	13.5%	12/31/2021	1.90	0	0	1.00%	13.7%	12/31/2021	1.91	0	0	0.75%	14.0%
12/31/2020	1.66	0	0	1.25%	39.8%	12/31/2020	1.67	0	0	1.00%	40.2%	12/31/2020	1.68	0	0	0.75%	40.5%
12/31/2019	1.19	0	0	1.25%	19.0%	12/31/2019	1.19	0	0	1.00%	19.2%	12/31/2019	1.19	0	0	0.75%	19.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.57	0	$0	0.50%	-18.6%	12/31/2022	$1.58	0	$0	0.25%	-18.4%	12/31/2022	$1.59	0	$0	0.00%	-18.2%
12/31/2021	1.92	0	0	0.50%	14.3%	12/31/2021	1.94	0	0	0.25%	14.6%	12/31/2021	1.95	0	0	0.00%	14.9%
12/31/2020	1.68	0	0	0.50%	40.9%	12/31/2020	1.69	0	0	0.25%	41.2%	12/31/2020	1.70	0	0	0.00%	41.6%
12/31/2019	1.20	0	0	0.50%	19.5%	12/31/2019	1.20	0	0	0.25%	19.7%	12/31/2019	1.20	0	0	0.00%	19.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust The Hartford International Growth Fund R6 Class - 06-3WC (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.00
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.02
Band 25	-	-	1.03
Band 0	-	-	1.04
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.00	0	$0	1.25%	-28.7%	12/31/2022	$1.01	0	$0	1.00%	-28.5%	12/31/2022	$1.01	0	$0	0.75%	-28.3%
12/31/2021	1.40	0	0	1.25%	2.7%	12/31/2021	1.41	0	0	1.00%	3.0%	12/31/2021	1.42	0	0	0.75%	3.2%
12/31/2020	1.36	0	0	1.25%	22.1%	12/31/2020	1.36	0	0	1.00%	22.4%	12/31/2020	1.37	0	0	0.75%	22.7%
12/31/2019	1.11	0	0	1.25%	11.3%	12/31/2019	1.12	0	0	1.00%	11.5%	12/31/2019	1.12	0	0	0.75%	11.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.02	0	$0	0.50%	-28.1%	12/31/2022	$1.03	0	$0	0.25%	-27.9%	12/31/2022	$1.04	0	$0	0.00%	-27.8%
12/31/2021	1.42	0	0	0.50%	3.5%	12/31/2021	1.43	0	0	0.25%	3.7%	12/31/2021	1.44	0	0	0.00%	4.0%
12/31/2020	1.38	0	0	0.50%	23.0%	12/31/2020	1.38	0	0	0.25%	23.3%	12/31/2020	1.39	0	0	0.00%	23.6%
12/31/2019	1.12	0	0	0.50%	12.0%	12/31/2019	1.12	0	0	0.25%	12.2%	12/31/2019	1.12	0	0	0.00%	12.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust The Hartford World Bond Fund R4 Class - 06-3YH

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,006,844	$1,065,260	102,471
Receivables: investments sold	7,623
Payables: investments purchased	-
Net assets	$1,014,467

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,014,467	1,099,990	$0.92
Band 100	-	-	0.93
Band 75	-	-	0.94
Band 50	-	-	0.95
Band 25	-	-	0.96
Band 0	-	-	0.96
Total	$1,014,467	1,099,990

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,380
Mortality & expense charges			(14,528)
Net investment income (loss)			(13,148)

Gain (loss) on investments:
Net realized gain (loss)			(34,889)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(19,410)
Net gain (loss)			(54,299)

Increase (decrease) in net assets from operations			$(67,447)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(13,148)	$(82,979)
Net realized gain (loss)		(34,889)	(113,504)
Realized gain distributions		-	5,553
Net change in unrealized appreciation (depreciation)		(19,410)	(20,033)

Increase (decrease) in net assets from operations		(67,447)	(210,963)

Contract owner transactions:
Proceeds from units sold		193,334	4,534,059
Cost of units redeemed		(908,301)	(22,059,897)
Account charges		(674)	(32,059)
Increase (decrease)		(715,641)	(17,557,897)
Net increase (decrease)		(783,088)	(17,768,860)
Net assets, beginning		1,797,555	19,566,415
Net assets, ending		$1,014,467	$1,797,555

Units sold		216,803	4,661,896
Units redeemed		(963,850)	(22,413,573)
Net increase (decrease)		(747,047)	(17,751,677)
Units outstanding, beginning		1,847,037	19,598,714
Units outstanding, ending		1,099,990	1,847,037

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$26,860,392
Cost of units redeemed/account charges			(25,643,062)
Net investment income (loss)			(24,831)
Net realized gain (loss)			(170,295)
Realized gain distributions			50,679
Net change in unrealized appreciation (depreciation)			(58,416)
Net assets			$1,014,467

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.92	1,100	$1,014	1.25%	-5.2%	12/31/2022	$0.93	0	$0	1.00%	-5.0%	12/31/2022	$0.94	0	$0	0.75%	-4.8%
12/31/2021	0.97	1,847	1,798	1.25%	-2.5%	12/31/2021	0.98	0	0	1.00%	-2.3%	12/31/2021	0.99	0	0	0.75%	-2.0%
12/31/2020	1.00	19,599	19,566	1.25%	0.1%	12/31/2020	1.00	0	0	1.00%	0.4%	12/31/2020	1.01	0	0	0.75%	0.6%
12/31/2019	1.00	10,471	10,439	1.25%	-0.3%	12/31/2019	1.00	0	0	1.00%	-0.2%	12/31/2019	1.00	0	0	0.75%	0.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.95	0	$0	0.50%	-4.5%	12/31/2022	$0.96	0	$0	0.25%	-4.3%	12/31/2022	$0.96	0	$0	0.00%	-4.0%
12/31/2021	0.99	0	0	0.50%	-1.8%	12/31/2021	1.00	0	0	0.25%	-1.5%	12/31/2021	1.00	0	0	0.00%	-1.3%
12/31/2020	1.01	0	0	0.50%	0.9%	12/31/2020	1.01	0	0	0.25%	1.2%	12/31/2020	1.02	0	0	0.00%	1.4%
12/31/2019	1.00	0	0	0.50%	0.1%	12/31/2019	1.00	0	0	0.25%	0.2%	12/31/2019	1.00	0	0	0.00%	0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.1%
2021	0.5%
2020	1.8%
2019	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Hartford Core Equity Fund R6 Class - 06-3YJ

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,422,605	$7,943,599	189,633
Receivables: investments sold	24,299
Payables: investments purchased	-
Net assets	$7,446,904

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,446,904	5,801,807	$1.28
Band 100	-	-	1.29
Band 75	-	-	1.31
Band 50	-	-	1.32
Band 25	-	-	1.33
Band 0	-	-	1.34
Total	$7,446,904	5,801,807

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$94,413
Mortality & expense charges			(91,909)
Net investment income (loss)			2,504

Gain (loss) on investments:
Net realized gain (loss)			40,032
Realized gain distributions			202,400
Net change in unrealized appreciation (depreciation)			(1,903,503)
Net gain (loss)			(1,661,071)

Increase (decrease) in net assets from operations			$(1,658,567)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,504	$(30,381)
Net realized gain (loss)		40,032	250,301
Realized gain distributions		202,400	195,825
Net change in unrealized appreciation (depreciation)		(1,903,503)	1,176,252

Increase (decrease) in net assets from operations		(1,658,567)	1,591,997

Contract owner transactions:
Proceeds from units sold		1,418,623	10,114,016
Cost of units redeemed		(610,594)	(6,078,901)
Account charges		(1,364)	(688)
Increase (decrease)		806,665	4,034,427
Net increase (decrease)		(851,902)	5,626,424
Net assets, beginning		8,298,806	2,672,382
Net assets, ending		$7,446,904	$8,298,806

Units sold		1,053,560	7,651,724
Units redeemed		(446,090)	(4,516,036)
Net increase (decrease)		607,470	3,135,688
Units outstanding, beginning		5,194,337	2,058,649
Units outstanding, ending		5,801,807	5,194,337

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$15,705,886
Cost of units redeemed/account charges			(8,419,659)
Net investment income (loss)			(15,677)
Net realized gain (loss)			298,241
Realized gain distributions			399,107
Net change in unrealized appreciation (depreciation)			(520,994)
Net assets			$7,446,904

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.28	5,802	$7,447	1.25%	-19.7%	12/31/2022	$1.29	0	$0	1.00%	-19.5%	12/31/2022	$1.31	0	$0	0.75%	-19.3%
12/31/2021	1.60	5,194	8,299	1.25%	23.1%	12/31/2021	1.61	0	0	1.00%	23.4%	12/31/2021	1.62	0	0	0.75%	23.7%
12/31/2020	1.30	2,059	2,672	1.25%	17.0%	12/31/2020	1.30	0	0	1.00%	17.3%	12/31/2020	1.31	0	0	0.75%	17.6%
12/31/2019	1.11	59	66	1.25%	10.9%	12/31/2019	1.11	0	0	1.00%	11.1%	12/31/2019	1.11	0	0	0.75%	11.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.32	0	$0	0.50%	-19.1%	12/31/2022	$1.33	0	$0	0.25%	-18.9%	12/31/2022	$1.34	0	$0	0.00%	-18.7%
12/31/2021	1.63	0	0	0.50%	24.0%	12/31/2021	1.64	0	0	0.25%	24.3%	12/31/2021	1.65	0	0	0.00%	24.6%
12/31/2020	1.31	0	0	0.50%	17.9%	12/31/2020	1.32	0	0	0.25%	18.2%	12/31/2020	1.32	0	0	0.00%	18.5%
12/31/2019	1.11	0	0	0.50%	11.4%	12/31/2019	1.12	0	0	0.25%	11.5%	12/31/2019	1.12	0	0	0.00%	11.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.2%
2021	1.1%
2020	1.6%
2019	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust The Hartford MidCap Fund R4 Class - 06-39P

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.11
Band 100	-	-	1.12
Band 75	-	-	1.13
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.17
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(289)
Net investment income (loss)			(289)

Gain (loss) on investments:
Net realized gain (loss)			(2,742)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(4,107)
Net gain (loss)			(6,849)

Increase (decrease) in net assets from operations			$(7,138)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(289)	$(268)
Net realized gain (loss)		(2,742)	78
Realized gain distributions		-	2,748
Net change in unrealized appreciation (depreciation)		(4,107)	(591)

Increase (decrease) in net assets from operations		(7,138)	1,967

Contract owner transactions:
Proceeds from units sold		4,702	5,448
Cost of units redeemed		(27,404)	-
Account charges		-	-
Increase (decrease)		(22,702)	5,448
Net increase (decrease)		(29,840)	7,415
Net assets, beginning		29,840	22,425
Net assets, ending		$-	$29,840

Units sold		3,912	3,763
Units redeemed		(24,010)	-
Net increase (decrease)		(20,098)	3,763
Units outstanding, beginning		20,098	16,335
Units outstanding, ending		-	20,098

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$25,643
Cost of units redeemed/account charges			(27,405)
Net investment income (loss)			(881)
Net realized gain (loss)			(2,618)
Realized gain distributions			5,261
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.11	0	$0	1.25%	-25.3%	12/31/2022	$1.12	0	$0	1.00%	-25.1%	12/31/2022	$1.13	0	$0	0.75%	-25.0%
12/31/2021	1.48	20	30	1.25%	8.2%	12/31/2021	1.50	0	0	1.00%	8.4%	12/31/2021	1.51	0	0	0.75%	8.7%
12/31/2020	1.37	16	22	1.25%	23.0%	12/31/2020	1.38	0	0	1.00%	23.3%	12/31/2020	1.39	0	0	0.75%	23.6%
12/31/2019	1.12	12	13	1.25%	30.6%	12/31/2019	1.12	0	0	1.00%	30.9%	12/31/2019	1.12	0	0	0.75%	31.2%
12/31/2018	0.85	8	7	1.25%	-14.6%	12/31/2018	0.86	0	0	1.00%	-14.4%	12/31/2018	0.86	0	0	0.75%	-14.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.15	0	$0	0.50%	-24.8%	12/31/2022	$1.16	0	$0	0.25%	-24.6%	12/31/2022	$1.17	0	$0	0.00%	-24.4%
12/31/2021	1.53	0	0	0.50%	9.0%	12/31/2021	1.54	0	0	0.25%	9.2%	12/31/2021	1.55	0	0	0.00%	9.5%
12/31/2020	1.40	0	0	0.50%	24.0%	12/31/2020	1.41	0	0	0.25%	24.3%	12/31/2020	1.42	0	0	0.00%	24.6%
12/31/2019	1.13	0	0	0.50%	31.6%	12/31/2019	1.13	0	0	0.25%	31.9%	12/31/2019	1.14	0	0	0.00%	32.2%
12/31/2018	0.86	0	0	0.50%	-14.2%	12/31/2018	0.86	0	0	0.25%	-14.0%	12/31/2018	0.86	0	0	0.00%	-13.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.3%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust The Hartford MidCap Fund R3 Class - 06-39R

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$26,949	$33,864	1,022
Receivables: investments sold	19
Payables: investments purchased	-
Net assets	$26,968

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$26,968	24,678	$1.09
Band 100	-	-	1.11
Band 75	-	-	1.12
Band 50	-	-	1.13
Band 25	-	-	1.14
Band 0	-	-	1.16
Total	$26,968	24,678

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(602)
Net investment income (loss)			(602)

Gain (loss) on investments:
Net realized gain (loss)			(3,864)
Realized gain distributions			2,086
Net change in unrealized appreciation (depreciation)			(12,789)
Net gain (loss)			(14,567)

Increase (decrease) in net assets from operations			$(15,169)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(602)	$(710)
Net realized gain (loss)		(3,864)	243
Realized gain distributions		2,086	5,911
Net change in unrealized appreciation (depreciation)		(12,789)	(1,359)

Increase (decrease) in net assets from operations		(15,169)	4,085

Contract owner transactions:
Proceeds from units sold		5,578	5,266
Cost of units redeemed		(23,711)	(518)
Account charges		-	-
Increase (decrease)		(18,133)	4,748
Net increase (decrease)		(33,302)	8,833
Net assets, beginning		60,270	51,437
Net assets, ending		$26,968	$60,270

Units sold		4,830	3,643
Units redeemed		(21,213)	(359)
Net increase (decrease)		(16,383)	3,284
Units outstanding, beginning		41,061	37,777
Units outstanding, ending		24,678	41,061

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$57,475
Cost of units redeemed/account charges			(33,084)
Net investment income (loss)			(2,134)
Net realized gain (loss)			(3,121)
Realized gain distributions			14,747
Net change in unrealized appreciation (depreciation)			(6,915)
Net assets			$26,968

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.09	25	$27	1.25%	-25.6%	12/31/2022	$1.11	0	$0	1.00%	-25.4%	12/31/2022	$1.12	0	$0	0.75%	-25.2%
12/31/2021	1.47	41	60	1.25%	7.8%	12/31/2021	1.48	0	0	1.00%	8.1%	12/31/2021	1.49	0	0	0.75%	8.3%
12/31/2020	1.36	38	51	1.25%	22.7%	12/31/2020	1.37	0	0	1.00%	23.0%	12/31/2020	1.38	0	0	0.75%	23.3%
12/31/2019	1.11	41	45	1.25%	30.2%	12/31/2019	1.11	0	0	1.00%	30.5%	12/31/2019	1.12	0	0	0.75%	30.8%
12/31/2018	0.85	0	0	1.25%	-14.7%	12/31/2018	0.85	0	0	1.00%	-14.6%	12/31/2018	0.86	0	0	0.75%	-14.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.13	0	$0	0.50%	-25.0%	12/31/2022	$1.14	0	$0	0.25%	-24.8%	12/31/2022	$1.16	0	$0	0.00%	-24.6%
12/31/2021	1.51	0	0	0.50%	8.6%	12/31/2021	1.52	0	0	0.25%	8.9%	12/31/2021	1.54	0	0	0.00%	9.2%
12/31/2020	1.39	0	0	0.50%	23.6%	12/31/2020	1.40	0	0	0.25%	23.9%	12/31/2020	1.41	0	0	0.00%	24.2%
12/31/2019	1.12	0	0	0.50%	31.2%	12/31/2019	1.13	0	0	0.25%	31.5%	12/31/2019	1.13	0	0	0.00%	31.8%
12/31/2018	0.86	0	0	0.50%	-14.3%	12/31/2018	0.86	0	0	0.25%	-14.2%	12/31/2018	0.86	0	0	0.00%	-14.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Monteagle Opportunity Equity Fund Institutional Class - 06-399 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.57
Band 100	-	-	2.65
Band 75	-	-	2.72
Band 50	-	-	2.80
Band 25	-	-	2.88
Band 0	-	-	2.96
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /20 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,154
Cost of units redeemed/account charges			(1,249)
Net investment income (loss)			3
Net realized gain (loss)			(199)
Realized gain distributions			291
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.57	0	$0	1.25%	-6.0%	12/31/2022	$2.65	0	$0	1.00%	-5.8%	12/31/2022	$2.72	0	$0	0.75%	-5.5%
12/31/2021	2.74	0	0	1.25%	18.9%	12/31/2021	2.81	0	0	1.00%	19.2%	12/31/2021	2.88	0	0	0.75%	19.5%
12/31/2020	2.30	0	0	1.25%	11.7%	12/31/2020	2.36	0	0	1.00%	12.0%	12/31/2020	2.41	0	0	0.75%	12.2%
12/31/2019	2.06	0	0	1.25%	23.0%	12/31/2019	2.10	0	0	1.00%	23.3%	12/31/2019	2.15	0	0	0.75%	23.6%
12/31/2018	1.68	0	0	1.25%	-12.2%	12/31/2018	1.71	0	0	1.00%	-11.9%	12/31/2018	1.74	0	0	0.75%	-11.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.80	0	$0	0.50%	-5.3%	12/31/2022	$2.88	0	$0	0.25%	-5.1%	12/31/2022	$2.96	0	$0	0.00%	-4.8%
12/31/2021	2.96	0	0	0.50%	19.8%	12/31/2021	3.03	0	0	0.25%	20.1%	12/31/2021	3.11	0	0	0.00%	20.4%
12/31/2020	2.47	0	0	0.50%	12.5%	12/31/2020	2.52	0	0	0.25%	12.8%	12/31/2020	2.58	0	0	0.00%	13.1%
12/31/2019	2.19	0	0	0.50%	23.9%	12/31/2019	2.24	0	0	0.25%	24.2%	12/31/2019	2.28	0	0	0.00%	24.5%
12/31/2018	1.77	0	0	0.50%	-11.5%	12/31/2018	1.80	0	0	0.25%	-11.3%	12/31/2018	1.83	0	0	0.00%	-11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Monteagle Opportunity Equity Fund Investor Class - 06-105

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3	$3	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$3

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3	1	$2.51
Band 100	-	-	2.59
Band 75	-	-	2.67
Band 50	-	-	2.75
Band 25	-	-	2.83
Band 0	-	-	2.92
Total	$3	1

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		3	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		3	-
Net increase (decrease)		3	-
Net assets, beginning		-	-
Net assets, ending		$3	$-

Units sold		1	-
Units redeemed		-	-
Net increase (decrease)		1	-
Units outstanding, beginning		-	-
Units outstanding, ending		1	-

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$569,073
Cost of units redeemed/account charges			(577,200)
Net investment income (loss)			(2,502)
Net realized gain (loss)			8,180
Realized gain distributions			2,452
Net change in unrealized appreciation (depreciation)			-
Net assets			$3

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.51	0	$0	1.25%	-6.5%	12/31/2022	$2.59	0	$0	1.00%	-6.3%	12/31/2022	$2.67	0	$0	0.75%	-6.0%
12/31/2021	2.68	0	0	1.25%	18.3%	12/31/2021	2.76	0	0	1.00%	18.6%	12/31/2021	2.84	0	0	0.75%	18.9%
12/31/2020	2.27	0	0	1.25%	11.1%	12/31/2020	2.32	0	0	1.00%	11.4%	12/31/2020	2.38	0	0	0.75%	11.7%
12/31/2019	2.04	0	0	1.25%	23.5%	12/31/2019	2.09	0	0	1.00%	23.8%	12/31/2019	2.14	0	0	0.75%	24.1%
12/31/2018	1.65	0	0	1.25%	-12.7%	12/31/2018	1.69	0	0	1.00%	-12.4%	12/31/2018	1.72	0	0	0.75%	-12.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.75	0	$0	0.50%	-5.8%	12/31/2022	$2.83	0	$0	0.25%	-5.6%	12/31/2022	$2.92	0	$0	0.00%	-5.3%
12/31/2021	2.92	0	0	0.50%	19.2%	12/31/2021	3.00	0	0	0.25%	19.5%	12/31/2021	3.08	0	0	0.00%	19.8%
12/31/2020	2.45	0	0	0.50%	12.0%	12/31/2020	2.51	0	0	0.25%	12.2%	12/31/2020	2.57	0	0	0.00%	12.5%
12/31/2019	2.19	0	0	0.50%	24.4%	12/31/2019	2.24	0	0	0.25%	24.7%	12/31/2019	2.29	0	0	0.00%	25.0%
12/31/2018	1.76	0	0	0.50%	-12.0%	12/31/2018	1.79	0	0	0.25%	-11.8%	12/31/2018	1.83	0	0	0.00%	-11.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco American Value Fund A Class - 06-070

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,388,672	$1,410,102	47,753
Receivables: investments sold	-
Payables: investments purchased	(1,898)
Net assets	$1,386,774

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,158,173	806,826	$1.44
Band 100	228,601	155,906	1.47
Band 75	-	-	1.50
Band 50	-	-	1.53
Band 25	-	-	1.56
Band 0	-	-	1.60
Total	$1,386,774	962,732

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$3,613
Mortality & expense charges			(18,701)
Net investment income (loss)			(15,088)

Gain (loss) on investments:
Net realized gain (loss)			74,115
Realized gain distributions			324,412
Net change in unrealized appreciation (depreciation)			(501,910)
Net gain (loss)			(103,383)

Increase (decrease) in net assets from operations			$(118,471)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(15,088)	$(15,245)
Net realized gain (loss)		74,115	55,276
Realized gain distributions		324,412	181,159
Net change in unrealized appreciation (depreciation)		(501,910)	110,317

Increase (decrease) in net assets from operations		(118,471)	331,507

Contract owner transactions:
Proceeds from units sold		47,771	373,267
Cost of units redeemed		(354,172)	(140,403)
Account charges		(225)	(424)
Increase (decrease)		(306,626)	232,440
Net increase (decrease)		(425,097)	563,947
Net assets, beginning		1,811,871	1,247,924
Net assets, ending		$1,386,774	$1,811,871

Units sold		35,392	263,727
Units redeemed		(275,610)	(105,694)
Net increase (decrease)		(240,218)	158,033
Units outstanding, beginning		1,202,950	1,044,917
Units outstanding, ending		962,732	1,202,950

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,031,194
Cost of units redeemed/account charges			(1,266,507)
Net investment income (loss)			(47,291)
Net realized gain (loss)			117,273
Realized gain distributions			573,535
Net change in unrealized appreciation (depreciation)			(21,430)
Net assets			$1,386,774

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.44	807	$1,158	1.25%	-4.5%	12/31/2022	$1.47	156	$229	1.00%	-4.2%	12/31/2022	$1.50	0	$0	0.75%	-4.0%
12/31/2021	1.50	1,039	1,561	1.25%	25.9%	12/31/2021	1.53	164	250	1.00%	26.2%	12/31/2021	1.56	0	0	0.75%	26.5%
12/31/2020	1.19	986	1,176	1.25%	0.0%	12/31/2020	1.21	59	72	1.00%	0.2%	12/31/2020	1.23	0	0	0.75%	0.5%
12/31/2019	1.19	0	0	1.25%	23.1%	12/31/2019	1.21	0	0	1.00%	23.4%	12/31/2019	1.23	0	0	0.75%	23.7%
12/31/2018	0.97	0	0	1.25%	-13.9%	12/31/2018	0.98	0	0	1.00%	-13.7%	12/31/2018	0.99	0	0	0.75%	-13.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.53	0	$0	0.50%	-3.7%	12/31/2022	$1.56	0	$0	0.25%	-3.5%	12/31/2022	$1.60	0	$0	0.00%	-3.3%
12/31/2021	1.59	0	0	0.50%	26.9%	12/31/2021	1.62	0	0	0.25%	27.2%	12/31/2021	1.65	0	0	0.00%	27.5%
12/31/2020	1.25	0	0	0.50%	0.8%	12/31/2020	1.27	0	0	0.25%	1.0%	12/31/2020	1.29	0	0	0.00%	1.3%
12/31/2019	1.24	0	0	0.50%	24.0%	12/31/2019	1.26	0	0	0.25%	24.3%	12/31/2019	1.28	0	0	0.00%	24.6%
12/31/2018	1.00	0	0	0.50%	-13.3%	12/31/2018	1.01	0	0	0.25%	-13.1%	12/31/2018	1.03	0	0	0.00%	-12.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.2%
2021	0.2%
2020	0.6%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Comstock Fund R Class - 06-772

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$464,922	$452,144	17,555
Receivables: investments sold	-
Payables: investments purchased	(56)
Net assets	$464,866

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$464,866	178,287	$2.61
Band 100	-	-	2.67
Band 75	-	-	2.74
Band 50	-	-	2.81
Band 25	-	-	2.89
Band 0	-	-	2.96
Total	$464,866	178,287

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$7,228
Mortality & expense charges			(6,249)
Net investment income (loss)			979

Gain (loss) on investments:
Net realized gain (loss)			37,579
Realized gain distributions			46,119
Net change in unrealized appreciation (depreciation)			(89,280)
Net gain (loss)			(5,582)

Increase (decrease) in net assets from operations			$(4,603)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$979	$(728)
Net realized gain (loss)		37,579	51,559
Realized gain distributions		46,119	42,618
Net change in unrealized appreciation (depreciation)		(89,280)	90,536

Increase (decrease) in net assets from operations		(4,603)	183,985

Contract owner transactions:
Proceeds from units sold		52,346	86,907
Cost of units redeemed		(218,501)	(245,428)
Account charges		(511)	(750)
Increase (decrease)		(166,666)	(159,271)
Net increase (decrease)		(171,269)	24,714
Net assets, beginning		636,135	611,421
Net assets, ending		$464,866	$636,135

Units sold		20,316	35,717
Units redeemed		(84,290)	(99,353)
Net increase (decrease)		(63,974)	(63,636)
Units outstanding, beginning		242,261	305,897
Units outstanding, ending		178,287	242,261

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$4,694,893
Cost of units redeemed/account charges			(4,943,102)
Net investment income (loss)			22,628
Net realized gain (loss)			120,263
Realized gain distributions			557,406
Net change in unrealized appreciation (depreciation)			12,778
Net assets			$464,866

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.61	178	$465	1.25%	-0.7%	12/31/2022	$2.67	0	$0	1.00%	-0.5%	12/31/2022	$2.74	0	$0	0.75%	-0.2%
12/31/2021	2.63	242	636	1.25%	31.4%	12/31/2021	2.69	0	0	1.00%	31.7%	12/31/2021	2.75	0	0	0.75%	32.0%
12/31/2020	2.00	306	611	1.25%	-2.3%	12/31/2020	2.04	0	0	1.00%	-2.0%	12/31/2020	2.08	0	0	0.75%	-1.8%
12/31/2019	2.05	318	651	1.25%	23.5%	12/31/2019	2.08	0	0	1.00%	23.8%	12/31/2019	2.12	0	0	0.75%	24.1%
12/31/2018	1.66	747	1,237	1.25%	-13.6%	12/31/2018	1.68	0	0	1.00%	-13.4%	12/31/2018	1.71	0	0	0.75%	-13.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.81	0	$0	0.50%	0.0%	12/31/2022	$2.89	0	$0	0.25%	0.3%	12/31/2022	$2.96	0	$0	0.00%	0.5%
12/31/2021	2.81	0	0	0.50%	32.4%	12/31/2021	2.88	0	0	0.25%	32.7%	12/31/2021	2.94	0	0	0.00%	33.0%
12/31/2020	2.12	0	0	0.50%	-1.6%	12/31/2020	2.17	0	0	0.25%	-1.3%	12/31/2020	2.21	0	0	0.00%	-1.1%
12/31/2019	2.16	0	0	0.50%	24.4%	12/31/2019	2.20	0	0	0.25%	24.7%	12/31/2019	2.24	0	0	0.00%	25.0%
12/31/2018	1.73	0	0	0.50%	-12.9%	12/31/2018	1.76	0	0	0.25%	-12.7%	12/31/2018	1.79	0	0	0.00%	-12.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.3%
2021	1.2%
2020	1.8%
2019	1.3%
2018	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Comstock Fund A Class - 06-771

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$181,258	$197,393	6,845
Receivables: investments sold	-
Payables: investments purchased	(59)
Net assets	$181,199

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$181,199	67,765	$2.67
Band 100	-	-	2.74
Band 75	-	-	2.81
Band 50	-	-	2.88
Band 25	-	-	2.96
Band 0	-	-	3.03
Total	$181,199	67,765

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$3,323
Mortality & expense charges			(2,446)
Net investment income (loss)			877

Gain (loss) on investments:
Net realized gain (loss)			(438)
Realized gain distributions			17,949
Net change in unrealized appreciation (depreciation)			(24,544)
Net gain (loss)			(7,033)

Increase (decrease) in net assets from operations			$(6,156)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$877	$45
Net realized gain (loss)		(438)	28,400
Realized gain distributions		17,949	16,974
Net change in unrealized appreciation (depreciation)		(24,544)	2,824

Increase (decrease) in net assets from operations		(6,156)	48,243

Contract owner transactions:
Proceeds from units sold		47,716	170,065
Cost of units redeemed		(99,404)	(174,321)
Account charges		(1,066)	(389)
Increase (decrease)		(52,754)	(4,645)
Net increase (decrease)		(58,910)	43,598
Net assets, beginning		240,109	196,511
Net assets, ending		$181,199	$240,109

Units sold		17,592	66,654
Units redeemed		(39,229)	(73,586)
Net increase (decrease)		(21,637)	(6,932)
Units outstanding, beginning		89,402	96,334
Units outstanding, ending		67,765	89,402

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$13,786,031
Cost of units redeemed/account charges			(15,061,475)
Net investment income (loss)			104,317
Net realized gain (loss)			457,470
Realized gain distributions			910,991
Net change in unrealized appreciation (depreciation)			(16,135)
Net assets			$181,199

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.67	68	$181	1.25%	-0.4%	12/31/2022	$2.74	0	$0	1.00%	-0.2%	12/31/2022	$2.81	0	$0	0.75%	0.1%
12/31/2021	2.69	89	240	1.25%	31.7%	12/31/2021	2.75	0	0	1.00%	32.0%	12/31/2021	2.81	0	0	0.75%	32.3%
12/31/2020	2.04	96	197	1.25%	-2.0%	12/31/2020	2.08	0	0	1.00%	-1.8%	12/31/2020	2.12	0	0	0.75%	-1.5%
12/31/2019	2.08	116	241	1.25%	23.8%	12/31/2019	2.12	0	0	1.00%	24.1%	12/31/2019	2.16	0	0	0.75%	24.4%
12/31/2018	1.68	176	296	1.25%	-13.3%	12/31/2018	1.71	0	0	1.00%	-13.1%	12/31/2018	1.73	0	0	0.75%	-12.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.88	0	$0	0.50%	0.3%	12/31/2022	$2.96	0	$0	0.25%	0.6%	12/31/2022	$3.03	0	$0	0.00%	0.8%
12/31/2021	2.88	0	0	0.50%	32.7%	12/31/2021	2.94	0	0	0.25%	33.0%	12/31/2021	3.01	0	0	0.00%	33.3%
12/31/2020	2.17	0	0	0.50%	-1.3%	12/31/2020	2.21	0	0	0.25%	-1.0%	12/31/2020	2.26	0	0	0.00%	-0.8%
12/31/2019	2.20	0	0	0.50%	24.7%	12/31/2019	2.24	0	0	0.25%	25.0%	12/31/2019	2.28	19	43	0.00%	25.3%
12/31/2018	1.76	0	0	0.50%	-12.7%	12/31/2018	1.79	0	0	0.25%	-12.5%	12/31/2018	1.82	21	39	0.00%	-12.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.6%
2021	0.9%
2020	2.0%
2019	1.9%
2018	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Diversified Dividend Fund Investor Class - 06-817

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,446,298	$4,847,451	252,349
Receivables: investments sold	-
Payables: investments purchased	(27,658)
Net assets	$4,418,640

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,418,640	1,904,610	$2.32
Band 100	-	-	2.39
Band 75	-	-	2.46
Band 50	-	-	2.53
Band 25	-	-	2.61
Band 0	-	-	2.68
Total	$4,418,640	1,904,610

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$118,098
Mortality & expense charges			(81,999)
Net investment income (loss)			36,099

Gain (loss) on investments:
Net realized gain (loss)			97,761
Realized gain distributions			418,773
Net change in unrealized appreciation (depreciation)			(800,458)
Net gain (loss)			(283,924)

Increase (decrease) in net assets from operations			$(247,825)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$36,099	$80,977
Net realized gain (loss)		97,761	3,067,580
Realized gain distributions		418,773	1,456,001
Net change in unrealized appreciation (depreciation)		(800,458)	(1,705,849)

Increase (decrease) in net assets from operations		(247,825)	2,898,709

Contract owner transactions:
Proceeds from units sold		1,411,432	1,780,216
Cost of units redeemed		(7,240,908)	(25,304,605)
Account charges		(5,335)	(17,491)
Increase (decrease)		(5,834,811)	(23,541,880)
Net increase (decrease)		(6,082,636)	(20,643,171)
Net assets, beginning		10,501,276	31,144,447
Net assets, ending		$4,418,640	$10,501,276

Units sold		610,424	818,412
Units redeemed		(3,106,075)	(11,759,835)
Net increase (decrease)		(2,495,651)	(10,941,423)
Units outstanding, beginning		4,400,261	15,341,684
Units outstanding, ending		1,904,610	4,400,261

* Date of Fund Inception into Variable Account: 4 /28 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$69,890,279
Cost of units redeemed/account charges			(78,870,896)
Net investment income (loss)			1,708,502
Net realized gain (loss)			5,583,294
Realized gain distributions			6,508,614
Net change in unrealized appreciation (depreciation)			(401,153)
Net assets			$4,418,640

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.32	1,905	$4,419	1.25%	-2.8%	12/31/2022	$2.39	0	$0	1.00%	-2.5%	12/31/2022	$2.46	0	$0	0.75%	-2.3%
12/31/2021	2.39	4,400	10,501	1.25%	17.6%	12/31/2021	2.45	0	0	1.00%	17.9%	12/31/2021	2.52	0	0	0.75%	18.1%
12/31/2020	2.03	15,342	31,144	1.25%	-1.0%	12/31/2020	2.08	0	0	1.00%	-0.8%	12/31/2020	2.13	0	0	0.75%	-0.5%
12/31/2019	2.05	15,677	32,161	1.25%	23.7%	12/31/2019	2.10	0	0	1.00%	24.0%	12/31/2019	2.14	0	0	0.75%	24.3%
12/31/2018	1.66	19,153	31,771	1.25%	-8.9%	12/31/2018	1.69	0	0	1.00%	-8.7%	12/31/2018	1.72	0	0	0.75%	-8.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.53	0	$0	0.50%	-2.1%	12/31/2022	$2.61	0	$0	0.25%	-1.8%	12/31/2022	$2.68	0	$0	0.00%	-1.6%
12/31/2021	2.59	0	0	0.50%	18.4%	12/31/2021	2.66	0	0	0.25%	18.7%	12/31/2021	2.73	0	0	0.00%	19.0%
12/31/2020	2.18	0	0	0.50%	-0.3%	12/31/2020	2.24	0	0	0.25%	0.0%	12/31/2020	2.29	0	0	0.00%	0.2%
12/31/2019	2.19	0	0	0.50%	24.6%	12/31/2019	2.24	0	0	0.25%	24.9%	12/31/2019	2.29	0	0	0.00%	25.2%
12/31/2018	1.76	0	0	0.50%	-8.2%	12/31/2018	1.79	0	0	0.25%	-8.0%	12/31/2018	1.83	0	0	0.00%	-7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.6%
2021	1.4%
2020	2.3%
2019	2.4%
2018	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Diversified Dividend Fund A Class - 06-816

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,762,155	$4,028,742	213,378
Receivables: investments sold	-
Payables: investments purchased	(23,766)
Net assets	$3,738,389

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,249,612	1,408,949	$2.31
Band 100	488,777	205,820	2.37
Band 75	-	-	2.45
Band 50	-	-	2.52
Band 25	-	-	2.59
Band 0	-	-	2.67
Total	$3,738,389	1,614,769

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$71,207
Mortality & expense charges			(47,074)
Net investment income (loss)			24,133

Gain (loss) on investments:
Net realized gain (loss)			(25,288)
Realized gain distributions			345,183
Net change in unrealized appreciation (depreciation)			(465,532)
Net gain (loss)			(145,637)

Increase (decrease) in net assets from operations			$(121,504)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$24,133	$28,130
Net realized gain (loss)		(25,288)	145,695
Realized gain distributions		345,183	585,941
Net change in unrealized appreciation (depreciation)		(465,532)	(76,391)

Increase (decrease) in net assets from operations		(121,504)	683,375

Contract owner transactions:
Proceeds from units sold		958,513	704,079
Cost of units redeemed		(1,339,749)	(1,134,022)
Account charges		(2,361)	(2,218)
Increase (decrease)		(383,597)	(432,161)
Net increase (decrease)		(505,101)	251,214
Net assets, beginning		4,243,490	3,992,276
Net assets, ending		$3,738,389	$4,243,490

Units sold		415,920	347,325
Units redeemed		(582,096)	(534,722)
Net increase (decrease)		(166,176)	(187,397)
Units outstanding, beginning		1,780,945	1,968,342
Units outstanding, ending		1,614,769	1,780,945

* Date of Fund Inception into Variable Account: 4 /28 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$32,657,968
Cost of units redeemed/account charges			(34,159,557)
Net investment income (loss)			511,873
Net realized gain (loss)			2,567,042
Realized gain distributions			2,427,650
Net change in unrealized appreciation (depreciation)			(266,587)
Net assets			$3,738,389

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.31	1,409	$3,250	1.25%	-2.8%	12/31/2022	$2.37	206	$489	1.00%	-2.6%	12/31/2022	$2.45	0	$0	0.75%	-2.4%
12/31/2021	2.37	1,532	3,638	1.25%	17.5%	12/31/2021	2.44	248	606	1.00%	17.7%	12/31/2021	2.50	0	0	0.75%	18.0%
12/31/2020	2.02	1,709	3,454	1.25%	-1.1%	12/31/2020	2.07	253	524	1.00%	-0.9%	12/31/2020	2.12	0	0	0.75%	-0.6%
12/31/2019	2.04	1,905	3,894	1.25%	23.5%	12/31/2019	2.09	387	808	1.00%	23.8%	12/31/2019	2.13	0	0	0.75%	24.1%
12/31/2018	1.66	2,995	4,959	1.25%	-8.9%	12/31/2018	1.69	454	765	1.00%	-8.7%	12/31/2018	1.72	0	0	0.75%	-8.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.52	0	$0	0.50%	-2.1%	12/31/2022	$2.59	0	$0	0.25%	-1.9%	12/31/2022	$2.67	0	$0	0.00%	-1.6%
12/31/2021	2.57	0	0	0.50%	18.3%	12/31/2021	2.64	0	0	0.25%	18.6%	12/31/2021	2.71	0	0	0.00%	18.9%
12/31/2020	2.17	0	0	0.50%	-0.4%	12/31/2020	2.23	0	0	0.25%	-0.1%	12/31/2020	2.28	6	14	0.00%	0.1%
12/31/2019	2.18	0	0	0.50%	24.4%	12/31/2019	2.23	0	0	0.25%	24.7%	12/31/2019	2.28	5	11	0.00%	25.0%
12/31/2018	1.75	0	0	0.50%	-8.2%	12/31/2018	1.79	0	0	0.25%	-8.0%	12/31/2018	1.82	60	110	0.00%	-7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.8%
2021	2.0%
2020	2.1%
2019	2.3%
2018	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Energy Fund Investor Class - 06-810

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$801,794	$640,545	28,619
Receivables: investments sold	10,138
Payables: investments purchased	-
Net assets	$811,932

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$811,932	356,976	$2.27
Band 100	-	-	2.39
Band 75	-	-	2.50
Band 50	-	-	2.63
Band 25	-	-	2.76
Band 0	-	-	2.99
Total	$811,932	356,976

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$7,061
Mortality & expense charges			(10,454)
Net investment income (loss)			(3,393)

Gain (loss) on investments:
Net realized gain (loss)			161,907
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			128,084
Net gain (loss)			289,991

Increase (decrease) in net assets from operations			$286,598

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,393)	$5,606
Net realized gain (loss)		161,907	(26,140)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		128,084	163,923

Increase (decrease) in net assets from operations		286,598	143,389

Contract owner transactions:
Proceeds from units sold		500,367	332,985
Cost of units redeemed		(536,644)	(114,803)
Account charges		(85)	(7)
Increase (decrease)		(36,362)	218,175
Net increase (decrease)		250,236	361,564
Net assets, beginning		561,696	200,132
Net assets, ending		$811,932	$561,696

Units sold		262,285	257,626
Units redeemed		(278,162)	(89,402)
Net increase (decrease)		(15,877)	168,224
Units outstanding, beginning		372,853	204,629
Units outstanding, ending		356,976	372,853

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$10,737,715
Cost of units redeemed/account charges			(9,548,344)
Net investment income (loss)			(174,592)
Net realized gain (loss)			(1,130,579)
Realized gain distributions			766,483
Net change in unrealized appreciation (depreciation)			161,249
Net assets			$811,932

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.27	357	$812	1.25%	51.0%	12/31/2022	$2.39	0	$0	1.00%	51.4%	12/31/2022	$2.50	0	$0	0.75%	51.7%
12/31/2021	1.51	373	562	1.25%	54.0%	12/31/2021	1.58	0	0	1.00%	54.4%	12/31/2021	1.65	0	0	0.75%	54.8%
12/31/2020	0.98	205	200	1.25%	-33.0%	12/31/2020	1.02	0	0	1.00%	-32.8%	12/31/2020	1.07	0	0	0.75%	-32.7%
12/31/2019	1.46	224	327	1.25%	3.5%	12/31/2019	1.52	0	0	1.00%	3.8%	12/31/2019	1.58	0	0	0.75%	4.0%
12/31/2018	1.41	285	402	1.25%	-27.7%	12/31/2018	1.47	0	0	1.00%	-27.5%	12/31/2018	1.52	0	0	0.75%	-27.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.63	0	$0	0.50%	52.1%	12/31/2022	$2.76	0	$0	0.25%	52.5%	12/31/2022	$2.99	0	$0	0.00%	52.9%
12/31/2021	1.73	0	0	0.50%	55.2%	12/31/2021	1.81	0	0	0.25%	55.6%	12/31/2021	1.95	0	0	0.00%	56.0%
12/31/2020	1.11	0	0	0.50%	-32.5%	12/31/2020	1.16	0	0	0.25%	-32.3%	12/31/2020	1.25	0	0	0.00%	-32.2%
12/31/2019	1.65	0	0	0.50%	4.3%	12/31/2019	1.72	0	0	0.25%	4.5%	12/31/2019	1.85	0	0	0.00%	4.8%
12/31/2018	1.58	0	0	0.50%	-27.1%	12/31/2018	1.64	0	0	0.25%	-26.9%	12/31/2018	1.76	0	0	0.00%	-26.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.0%
2021	2.7%
2020	1.7%
2019	1.3%
2018	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Energy Fund A Class - 06-835

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,162,949	$882,789	40,149
Receivables: investments sold	-
Payables: investments purchased	(18,687)
Net assets	$1,144,262

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,107,606	405,489	$2.73
Band 100	36,656	12,789	2.87
Band 75	-	-	3.01
Band 50	-	-	3.16
Band 25	-	-	3.31
Band 0	-	-	3.50
Total	$1,144,262	418,278

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$10,214
Mortality & expense charges			(14,018)
Net investment income (loss)			(3,804)

Gain (loss) on investments:
Net realized gain (loss)			146,139
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			245,317
Net gain (loss)			391,456

Increase (decrease) in net assets from operations			$387,652

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,804)	$3,502
Net realized gain (loss)		146,139	(106,925)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		245,317	357,512

Increase (decrease) in net assets from operations		387,652	254,089

Contract owner transactions:
Proceeds from units sold		605,366	468,065
Cost of units redeemed		(524,616)	(468,993)
Account charges		(406)	(236)
Increase (decrease)		80,344	(1,164)
Net increase (decrease)		467,996	252,925
Net assets, beginning		676,266	423,341
Net assets, ending		$1,144,262	$676,266

Units sold		266,692	299,401
Units redeemed		(221,172)	(286,800)
Net increase (decrease)		45,520	12,601
Units outstanding, beginning		372,758	360,157
Units outstanding, ending		418,278	372,758

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$14,779,723
Cost of units redeemed/account charges			(12,803,626)
Net investment income (loss)			(232,552)
Net realized gain (loss)			(1,530,176)
Realized gain distributions			650,733
Net change in unrealized appreciation (depreciation)			280,160
Net assets			$1,144,262

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.73	405	$1,108	1.25%	51.0%	12/31/2022	$2.87	13	$37	1.00%	51.4%	12/31/2022	$3.01	0	$0	0.75%	51.8%
12/31/2021	1.81	348	630	1.25%	54.0%	12/31/2021	1.89	24	46	1.00%	54.4%	12/31/2021	1.98	0	0	0.75%	54.8%
12/31/2020	1.17	351	412	1.25%	-33.0%	12/31/2020	1.23	9	11	1.00%	-32.9%	12/31/2020	1.28	0	0	0.75%	-32.7%
12/31/2019	1.75	356	625	1.25%	3.5%	12/31/2019	1.83	38	69	1.00%	3.7%	12/31/2019	1.90	0	0	0.75%	4.0%
12/31/2018	1.69	432	732	1.25%	-27.7%	12/31/2018	1.76	33	58	1.00%	-27.5%	12/31/2018	1.83	0	0	0.75%	-27.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.16	0	$0	0.50%	52.2%	12/31/2022	$3.31	0	$0	0.25%	52.5%	12/31/2022	$3.50	0	$0	0.00%	52.9%
12/31/2021	2.07	0	0	0.50%	55.2%	12/31/2021	2.17	0	0	0.25%	55.6%	12/31/2021	2.29	0	0	0.00%	56.0%
12/31/2020	1.34	0	0	0.50%	-32.5%	12/31/2020	1.40	0	0	0.25%	-32.4%	12/31/2020	1.47	0	0	0.00%	-32.2%
12/31/2019	1.98	0	0	0.50%	4.3%	12/31/2019	2.06	0	0	0.25%	4.5%	12/31/2019	2.16	0	0	0.00%	4.8%
12/31/2018	1.90	0	0	0.50%	-27.1%	12/31/2018	1.97	0	0	0.25%	-26.9%	12/31/2018	2.06	0	0	0.00%	-26.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.1%
2021	2.1%
2020	1.6%
2019	1.4%
2018	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Floating Rate ESG Y Class - 06-055

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$246,807	$268,472	37,078
Receivables: investments sold	151
Payables: investments purchased	-
Net assets	$246,958

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$246,958	215,012	$1.15
Band 100	-	-	1.17
Band 75	-	-	1.20
Band 50	-	-	1.22
Band 25	-	-	1.25
Band 0	-	-	1.28
Total	$246,958	215,012

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$16,348
Mortality & expense charges			(2,893)
Net investment income (loss)			13,455

Gain (loss) on investments:
Net realized gain (loss)			(333)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(21,909)
Net gain (loss)			(22,242)

Increase (decrease) in net assets from operations			$(8,787)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$13,455	$2,125
Net realized gain (loss)		(333)	28
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(21,909)	1,212

Increase (decrease) in net assets from operations		(8,787)	3,365

Contract owner transactions:
Proceeds from units sold		179,594	29,342
Cost of units redeemed		(4,450)	(2,867)
Account charges		(3)	(2)
Increase (decrease)		175,141	26,473
Net increase (decrease)		166,354	29,838
Net assets, beginning		80,604	50,766
Net assets, ending		$246,958	$80,604

Units sold		151,054	25,316
Units redeemed		(3,852)	(2,407)
Net increase (decrease)		147,202	22,909
Units outstanding, beginning		67,810	44,901
Units outstanding, ending		215,012	67,810

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$556,338
Cost of units redeemed/account charges			(311,647)
Net investment income (loss)			27,894
Net realized gain (loss)			(3,962)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(21,665)
Net assets			$246,958

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.15	215	$247	1.25%	-3.4%	12/31/2022	$1.17	0	$0	1.00%	-3.1%	12/31/2022	$1.20	0	$0	0.75%	-2.9%
12/31/2021	1.19	68	81	1.25%	5.1%	12/31/2021	1.21	0	0	1.00%	5.4%	12/31/2021	1.23	0	0	0.75%	5.7%
12/31/2020	1.13	45	51	1.25%	0.5%	12/31/2020	1.15	0	0	1.00%	0.8%	12/31/2020	1.17	0	0	0.75%	1.0%
12/31/2019	1.12	38	43	1.25%	6.2%	12/31/2019	1.14	0	0	1.00%	6.4%	12/31/2019	1.16	0	0	0.75%	6.7%
12/31/2018	1.06	131	139	1.25%	-1.2%	12/31/2018	1.07	0	0	1.00%	-1.0%	12/31/2018	1.08	0	0	0.75%	-0.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.22	0	$0	0.50%	-2.6%	12/31/2022	$1.25	0	$0	0.25%	-2.4%	12/31/2022	$1.28	0	$0	0.00%	-2.2%
12/31/2021	1.26	0	0	0.50%	5.9%	12/31/2021	1.28	0	0	0.25%	6.2%	12/31/2021	1.31	0	0	0.00%	6.5%
12/31/2020	1.19	0	0	0.50%	1.3%	12/31/2020	1.21	0	0	0.25%	1.5%	12/31/2020	1.23	0	0	0.00%	1.8%
12/31/2019	1.17	0	0	0.50%	7.0%	12/31/2019	1.19	0	0	0.25%	7.2%	12/31/2019	1.20	0	0	0.00%	7.5%
12/31/2018	1.10	0	0	0.50%	-0.5%	12/31/2018	1.11	0	0	0.25%	-0.2%	12/31/2018	1.12	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	10.0%
2021	4.7%
2020	4.4%
2019	4.3%
2018	5.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Small Cap Growth Fund R Class - 06-595

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,022,171	$1,632,834	52,688
Receivables: investments sold	-
Payables: investments purchased	(30,570)
Net assets	$991,601

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$797,094	219,047	$3.64
Band 100	194,507	50,940	3.82
Band 75	-	-	4.01
Band 50	-	-	4.20
Band 25	-	-	4.41
Band 0	-	-	4.63
Total	$991,601	269,987

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(14,611)
Net investment income (loss)			(14,611)

Gain (loss) on investments:
Net realized gain (loss)			(305,072)
Realized gain distributions			42,296
Net change in unrealized appreciation (depreciation)			(399,122)
Net gain (loss)			(661,898)

Increase (decrease) in net assets from operations			$(676,509)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(14,611)	$(27,367)
Net realized gain (loss)		(305,072)	279,383
Realized gain distributions		42,296	608,119
Net change in unrealized appreciation (depreciation)		(399,122)	(703,113)

Increase (decrease) in net assets from operations		(676,509)	157,022

Contract owner transactions:
Proceeds from units sold		150,146	492,811
Cost of units redeemed		(441,997)	(973,653)
Account charges		(395)	(569)
Increase (decrease)		(292,246)	(481,411)
Net increase (decrease)		(968,755)	(324,389)
Net assets, beginning		1,960,356	2,284,745
Net assets, ending		$991,601	$1,960,356

Units sold		37,365	97,225
Units redeemed		(106,198)	(174,572)
Net increase (decrease)		(68,833)	(77,347)
Units outstanding, beginning		338,820	416,167
Units outstanding, ending		269,987	338,820

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$15,311,374
Cost of units redeemed/account charges			(16,901,372)
Net investment income (loss)			(357,403)
Net realized gain (loss)			131,704
Realized gain distributions			3,417,961
Net change in unrealized appreciation (depreciation)			(610,663)
Net assets			$991,601

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.64	219	$797	1.25%	-36.6%	12/31/2022	$3.82	51	$195	1.00%	-36.4%	12/31/2022	$4.01	0	$0	0.75%	-36.3%
12/31/2021	5.74	279	1,603	1.25%	5.7%	12/31/2021	6.01	59	357	1.00%	6.0%	12/31/2021	6.29	0	0	0.75%	6.3%
12/31/2020	5.43	338	1,837	1.25%	54.7%	12/31/2020	5.67	71	401	1.00%	55.0%	12/31/2020	5.92	0	0	0.75%	55.4%
12/31/2019	3.51	541	1,899	1.25%	22.4%	12/31/2019	3.66	85	309	1.00%	22.7%	12/31/2019	3.81	0	0	0.75%	23.0%
12/31/2018	2.87	837	2,399	1.25%	-10.4%	12/31/2018	2.98	109	326	1.00%	-10.1%	12/31/2018	3.09	0	0	0.75%	-9.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.20	0	$0	0.50%	-36.1%	12/31/2022	$4.41	0	$0	0.25%	-36.0%	12/31/2022	$4.63	0	$0	0.00%	-35.8%
12/31/2021	6.58	0	0	0.50%	6.5%	12/31/2021	6.89	0	0	0.25%	6.8%	12/31/2021	7.21	0	0	0.00%	7.1%
12/31/2020	6.18	0	0	0.50%	55.8%	12/31/2020	6.45	0	0	0.25%	56.2%	12/31/2020	6.74	7	46	0.00%	56.6%
12/31/2019	3.96	0	0	0.50%	23.4%	12/31/2019	4.13	0	0	0.25%	23.7%	12/31/2019	4.30	4	17	0.00%	24.0%
12/31/2018	3.21	0	0	0.50%	-9.7%	12/31/2018	3.34	0	0	0.25%	-9.5%	12/31/2018	3.47	4	14	0.00%	-9.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Floating Rate ESG A Class - 06-071 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.12
Band 100	-	-	1.15
Band 75	-	-	1.17
Band 50	-	-	1.20
Band 25	-	-	1.22
Band 0	-	-	1.25
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.12	0	$0	1.25%	-3.6%	12/31/2022	$1.15	0	$0	1.00%	-3.4%	12/31/2022	$1.17	0	$0	0.75%	-3.1%
12/31/2021	1.17	0	0	1.25%	4.9%	12/31/2021	1.19	0	0	1.00%	5.1%	12/31/2021	1.21	0	0	0.75%	5.4%
12/31/2020	1.11	0	0	1.25%	0.3%	12/31/2020	1.13	0	0	1.00%	0.5%	12/31/2020	1.15	0	0	0.75%	0.8%
12/31/2019	1.11	0	0	1.25%	5.9%	12/31/2019	1.12	0	0	1.00%	6.2%	12/31/2019	1.14	0	0	0.75%	6.4%
12/31/2018	1.05	0	0	1.25%	-1.5%	12/31/2018	1.06	0	0	1.00%	-1.2%	12/31/2018	1.07	0	0	0.75%	-1.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.20	0	$0	0.50%	-2.9%	12/31/2022	$1.22	0	$0	0.25%	-2.6%	12/31/2022	$1.25	0	$0	0.00%	-2.4%
12/31/2021	1.23	0	0	0.50%	5.7%	12/31/2021	1.26	0	0	0.25%	5.9%	12/31/2021	1.28	0	0	0.00%	6.2%
12/31/2020	1.17	0	0	0.50%	1.0%	12/31/2020	1.19	0	0	0.25%	1.3%	12/31/2020	1.21	0	0	0.00%	1.5%
12/31/2019	1.15	0	0	0.50%	6.7%	12/31/2019	1.17	0	0	0.25%	7.0%	12/31/2019	1.19	0	0	0.00%	7.2%
12/31/2018	1.08	0	0	0.50%	-0.7%	12/31/2018	1.09	0	0	0.25%	-0.5%	12/31/2018	1.11	0	0	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Small Cap Growth Fund A Class - 06-320

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,553,250	$6,223,869	157,350
Receivables: investments sold	1,300
Payables: investments purchased	-
Net assets	$3,554,550

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,554,550	923,429	$3.85
Band 100	-	-	4.04
Band 75	-	-	4.24
Band 50	-	-	4.45
Band 25	-	-	4.67
Band 0	-	-	4.98
Total	$3,554,550	923,429

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(48,002)
Net investment income (loss)			(48,002)

Gain (loss) on investments:
Net realized gain (loss)			(744,363)
Realized gain distributions			123,033
Net change in unrealized appreciation (depreciation)			(1,284,307)
Net gain (loss)			(1,905,637)

Increase (decrease) in net assets from operations			$(1,953,639)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(48,002)	$(45,239)
Net realized gain (loss)		(744,363)	562,328
Realized gain distributions		123,033	1,505,482
Net change in unrealized appreciation (depreciation)		(1,284,307)	(1,936,251)

Increase (decrease) in net assets from operations		(1,953,639)	86,320

Contract owner transactions:
Proceeds from units sold		947,862	4,989,068
Cost of units redeemed		(889,173)	(1,851,155)
Account charges		(524)	(691)
Increase (decrease)		58,165	3,137,222
Net increase (decrease)		(1,895,474)	3,223,542
Net assets, beginning		5,450,024	2,226,482
Net assets, ending		$3,554,550	$5,450,024

Units sold		227,498	813,350
Units redeemed		(204,621)	(302,756)
Net increase (decrease)		22,877	510,594
Units outstanding, beginning		900,552	389,958
Units outstanding, ending		923,429	900,552

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$34,011,397
Cost of units redeemed/account charges			(34,009,603)
Net investment income (loss)			(797,958)
Net realized gain (loss)			(137,988)
Realized gain distributions			7,159,321
Net change in unrealized appreciation (depreciation)			(2,670,619)
Net assets			$3,554,550

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.85	923	$3,555	1.25%	-36.4%	12/31/2022	$4.04	0	$0	1.00%	-36.2%	12/31/2022	$4.24	0	$0	0.75%	-36.1%
12/31/2021	6.05	901	5,450	1.25%	6.0%	12/31/2021	6.33	0	0	1.00%	6.3%	12/31/2021	6.63	0	0	0.75%	6.5%
12/31/2020	5.71	390	2,226	1.25%	55.0%	12/31/2020	5.96	0	0	1.00%	55.4%	12/31/2020	6.22	0	0	0.75%	55.8%
12/31/2019	3.68	1,647	6,063	1.25%	22.7%	12/31/2019	3.84	0	0	1.00%	23.0%	12/31/2019	3.99	0	0	0.75%	23.4%
12/31/2018	3.00	3,034	9,102	1.25%	-10.1%	12/31/2018	3.12	0	0	1.00%	-9.9%	12/31/2018	3.24	0	0	0.75%	-9.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.45	0	$0	0.50%	-35.9%	12/31/2022	$4.67	0	$0	0.25%	-35.8%	12/31/2022	$4.98	0	$0	0.00%	-35.6%
12/31/2021	6.94	0	0	0.50%	6.8%	12/31/2021	7.26	0	0	0.25%	7.1%	12/31/2021	7.73	0	0	0.00%	7.3%
12/31/2020	6.50	0	0	0.50%	56.2%	12/31/2020	6.78	0	0	0.25%	56.6%	12/31/2020	7.20	0	0	0.00%	57.0%
12/31/2019	4.16	0	0	0.50%	23.7%	12/31/2019	4.33	0	0	0.25%	24.0%	12/31/2019	4.59	0	0	0.00%	24.3%
12/31/2018	3.36	0	0	0.50%	-9.5%	12/31/2018	3.49	0	0	0.25%	-9.2%	12/31/2018	3.69	0	0	0.00%	-9.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Global Health Care Fund A Class - 06-845

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$386,273	$411,733	11,110
Receivables: investments sold	52
Payables: investments purchased	-
Net assets	$386,325

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$270,275	66,049	$4.09
Band 100	116,050	27,028	4.29
Band 75	-	-	4.51
Band 50	-	-	4.73
Band 25	-	-	4.96
Band 0	-	-	5.24
Total	$386,325	93,077

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(4,537)
Net investment income (loss)			(4,537)

Gain (loss) on investments:
Net realized gain (loss)			(18,313)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(61,253)
Net gain (loss)			(79,566)

Increase (decrease) in net assets from operations			$(84,103)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,537)	$(6,712)
Net realized gain (loss)		(18,313)	8,619
Realized gain distributions		-	115,433
Net change in unrealized appreciation (depreciation)		(61,253)	(58,711)

Increase (decrease) in net assets from operations		(84,103)	58,629

Contract owner transactions:
Proceeds from units sold		42,641	7,068
Cost of units redeemed		(159,442)	(49,955)
Account charges		(50)	(25)
Increase (decrease)		(116,851)	(42,912)
Net increase (decrease)		(200,954)	15,717
Net assets, beginning		587,279	571,562
Net assets, ending		$386,325	$587,279

Units sold		10,823	1,577
Units redeemed		(38,987)	(11,033)
Net increase (decrease)		(28,164)	(9,456)
Units outstanding, beginning		121,241	130,697
Units outstanding, ending		93,077	121,241

* Date of Fund Inception into Variable Account: 4 /14 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$3,879,507
Cost of units redeemed/account charges			(4,260,956)
Net investment income (loss)			(103,279)
Net realized gain (loss)			145,945
Realized gain distributions			750,568
Net change in unrealized appreciation (depreciation)			(25,460)
Net assets			$386,325

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.09	66	$270	1.25%	-14.6%	12/31/2022	$4.29	27	$116	1.00%	-14.4%	12/31/2022	$4.51	0	$0	0.75%	-14.2%
12/31/2021	4.79	93	445	1.25%	10.8%	12/31/2021	5.02	28	142	1.00%	11.1%	12/31/2021	5.25	0	0	0.75%	11.4%
12/31/2020	4.32	98	422	1.25%	13.0%	12/31/2020	4.52	33	150	1.00%	13.3%	12/31/2020	4.71	0	0	0.75%	13.6%
12/31/2019	3.83	98	375	1.25%	30.4%	12/31/2019	3.99	43	171	1.00%	30.7%	12/31/2019	4.15	0	0	0.75%	31.0%
12/31/2018	2.94	119	348	1.25%	-0.8%	12/31/2018	3.05	55	169	1.00%	-0.5%	12/31/2018	3.17	0	0	0.75%	-0.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.73	0	$0	0.50%	-14.0%	12/31/2022	$4.96	0	$0	0.25%	-13.7%	12/31/2022	$5.24	0	$0	0.00%	-13.5%
12/31/2021	5.49	0	0	0.50%	11.6%	12/31/2021	5.75	0	0	0.25%	11.9%	12/31/2021	6.05	0	0	0.00%	12.2%
12/31/2020	4.92	0	0	0.50%	13.9%	12/31/2020	5.14	0	0	0.25%	14.2%	12/31/2020	5.40	0	0	0.00%	14.4%
12/31/2019	4.32	0	0	0.50%	31.3%	12/31/2019	4.50	0	0	0.25%	31.7%	12/31/2019	4.72	0	0	0.00%	32.0%
12/31/2018	3.29	0	0	0.50%	0.0%	12/31/2018	3.42	0	0	0.25%	0.2%	12/31/2018	3.57	0	0	0.00%	0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.2%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Technology Fund A Class - 06-855

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$278,783	$395,374	7,834
Receivables: investments sold	-
Payables: investments purchased	(193)
Net assets	$278,590

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$266,558	65,272	$4.08
Band 100	12,032	2,808	4.29
Band 75	-	-	4.50
Band 50	-	-	4.72
Band 25	-	-	4.95
Band 0	-	-	5.22
Total	$278,590	68,080

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(4,181)
Net investment income (loss)			(4,181)

Gain (loss) on investments:
Net realized gain (loss)			(9,315)
Realized gain distributions			4,391
Net change in unrealized appreciation (depreciation)			(180,930)
Net gain (loss)			(185,854)

Increase (decrease) in net assets from operations			$(190,035)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,181)	$(7,092)
Net realized gain (loss)		(9,315)	114,597
Realized gain distributions		4,391	100,408
Net change in unrealized appreciation (depreciation)		(180,930)	(127,524)

Increase (decrease) in net assets from operations		(190,035)	80,389

Contract owner transactions:
Proceeds from units sold		29,473	62,529
Cost of units redeemed		(27,914)	(299,372)
Account charges		(29)	(25)
Increase (decrease)		1,530	(236,868)
Net increase (decrease)		(188,505)	(156,479)
Net assets, beginning		467,095	623,574
Net assets, ending		$278,590	$467,095

Units sold		6,036	9,233
Units redeemed		(5,641)	(42,956)
Net increase (decrease)		395	(33,723)
Units outstanding, beginning		67,685	101,408
Units outstanding, ending		68,080	67,685

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,466,908
Cost of units redeemed/account charges			(1,565,414)
Net investment income (loss)			(48,166)
Net realized gain (loss)			235,678
Realized gain distributions			306,175
Net change in unrealized appreciation (depreciation)			(116,591)
Net assets			$278,590

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.08	65	$267	1.25%	-40.8%	12/31/2022	$4.29	3	$12	1.00%	-40.6%	12/31/2022	$4.50	0	$0	0.75%	-40.5%
12/31/2021	6.89	66	456	1.25%	12.7%	12/31/2021	7.22	2	11	1.00%	13.0%	12/31/2021	7.55	0	0	0.75%	13.2%
12/31/2020	6.12	90	549	1.25%	44.2%	12/31/2020	6.39	12	74	1.00%	44.5%	12/31/2020	6.67	0	0	0.75%	44.9%
12/31/2019	4.24	95	404	1.25%	33.8%	12/31/2019	4.42	31	135	1.00%	34.1%	12/31/2019	4.60	0	0	0.75%	34.5%
12/31/2018	3.17	92	292	1.25%	-2.0%	12/31/2018	3.30	31	101	1.00%	-1.8%	12/31/2018	3.42	0	0	0.75%	-1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.72	0	$0	0.50%	-40.3%	12/31/2022	$4.95	0	$0	0.25%	-40.2%	12/31/2022	$5.22	0	$0	0.00%	-40.0%
12/31/2021	7.90	0	0	0.50%	13.5%	12/31/2021	8.27	0	0	0.25%	13.8%	12/31/2021	8.71	0	0	0.00%	14.1%
12/31/2020	6.96	0	0	0.50%	45.2%	12/31/2020	7.27	0	0	0.25%	45.6%	12/31/2020	7.63	0	0	0.00%	46.0%
12/31/2019	4.79	0	0	0.50%	34.8%	12/31/2019	4.99	0	0	0.25%	35.1%	12/31/2019	5.23	0	0	0.00%	35.5%
12/31/2018	3.56	0	0	0.50%	-1.3%	12/31/2018	3.69	0	0	0.25%	-1.0%	12/31/2018	3.86	0	0	0.00%	-0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Global Health Care Fund Investor Class - 06-815

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$50,116	$53,569	1,442
Receivables: investments sold	58
Payables: investments purchased	-
Net assets	$50,174

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$50,174	14,508	$3.46
Band 100	-	-	3.63
Band 75	-	-	3.81
Band 50	-	-	4.00
Band 25	-	-	4.19
Band 0	-	-	4.54
Total	$50,174	14,508

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(630)
Net investment income (loss)			(630)

Gain (loss) on investments:
Net realized gain (loss)			(4,026)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(6,103)
Net gain (loss)			(10,129)

Increase (decrease) in net assets from operations			$(10,759)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(630)	$(1,006)
Net realized gain (loss)		(4,026)	4,012
Realized gain distributions		-	15,276
Net change in unrealized appreciation (depreciation)		(6,103)	(9,855)

Increase (decrease) in net assets from operations		(10,759)	8,427

Contract owner transactions:
Proceeds from units sold		3,738	13,365
Cost of units redeemed		(20,725)	(16,877)
Account charges		(21)	(17)
Increase (decrease)		(17,008)	(3,529)
Net increase (decrease)		(27,767)	4,898
Net assets, beginning		77,941	73,043
Net assets, ending		$50,174	$77,941

Units sold		1,096	3,526
Units redeemed		(5,834)	(4,263)
Net increase (decrease)		(4,738)	(737)
Units outstanding, beginning		19,246	19,983
Units outstanding, ending		14,508	19,246

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$6,971,530
Cost of units redeemed/account charges			(7,711,092)
Net investment income (loss)			(81,463)
Net realized gain (loss)			310,937
Realized gain distributions			563,715
Net change in unrealized appreciation (depreciation)			(3,453)
Net assets			$50,174

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.46	15	$50	1.25%	-14.6%	12/31/2022	$3.63	0	$0	1.00%	-14.4%	12/31/2022	$3.81	0	$0	0.75%	-14.2%
12/31/2021	4.05	19	78	1.25%	10.8%	12/31/2021	4.24	0	0	1.00%	11.1%	12/31/2021	4.44	0	0	0.75%	11.3%
12/31/2020	3.66	20	73	1.25%	13.0%	12/31/2020	3.82	0	0	1.00%	13.3%	12/31/2020	3.98	0	0	0.75%	13.6%
12/31/2019	3.23	76	245	1.25%	30.4%	12/31/2019	3.37	0	0	1.00%	30.7%	12/31/2019	3.51	0	0	0.75%	31.0%
12/31/2018	2.48	99	247	1.25%	-0.8%	12/31/2018	2.58	0	0	1.00%	-0.5%	12/31/2018	2.68	0	0	0.75%	-0.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.00	0	$0	0.50%	-14.0%	12/31/2022	$4.19	0	$0	0.25%	-13.7%	12/31/2022	$4.54	0	$0	0.00%	-13.5%
12/31/2021	4.64	0	0	0.50%	11.6%	12/31/2021	4.86	0	0	0.25%	11.9%	12/31/2021	5.25	0	0	0.00%	12.2%
12/31/2020	4.16	0	0	0.50%	13.9%	12/31/2020	4.34	0	0	0.25%	14.2%	12/31/2020	4.68	0	0	0.00%	14.4%
12/31/2019	3.65	0	0	0.50%	31.3%	12/31/2019	3.80	0	0	0.25%	31.7%	12/31/2019	4.09	0	0	0.00%	32.0%
12/31/2018	2.78	0	0	0.50%	0.0%	12/31/2018	2.89	0	0	0.25%	0.2%	12/31/2018	3.10	0	0	0.00%	0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.2%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Inc Advantage Intl R5 Class - 06-229

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,794	$2,041	149
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$1,794

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,794	1,632	$1.10
Band 100	-	-	1.14
Band 75	-	-	1.19
Band 50	-	-	1.24
Band 25	-	-	1.28
Band 0	-	-	1.34
Total	$1,794	1,632

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$137
Mortality & expense charges			(22)
Net investment income (loss)			115

Gain (loss) on investments:
Net realized gain (loss)			(2)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(379)
Net gain (loss)			(381)

Increase (decrease) in net assets from operations			$(266)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$115	$45
Net realized gain (loss)		(2)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(379)	211

Increase (decrease) in net assets from operations		(266)	256

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		(1)	(7)
Account charges		-	-
Increase (decrease)		(1)	(7)
Net increase (decrease)		(267)	249
Net assets, beginning		2,061	1,812
Net assets, ending		$1,794	$2,061

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		1,632	1,632
Units outstanding, ending		1,632	1,632

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$4,384,608
Cost of units redeemed/account charges			(3,307,199)
Net investment income (loss)			54,655
Net realized gain (loss)			(1,271,132)
Realized gain distributions			141,109
Net change in unrealized appreciation (depreciation)			(247)
Net assets			$1,794

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.10	2	$2	1.25%	-13.0%	12/31/2022	$1.14	0	$0	1.00%	-12.7%	12/31/2022	$1.19	0	$0	0.75%	-12.5%
12/31/2021	1.26	2	2	1.25%	13.7%	12/31/2021	1.31	0	0	1.00%	14.0%	12/31/2021	1.36	0	0	0.75%	14.3%
12/31/2020	1.11	2	2	1.25%	-6.0%	12/31/2020	1.15	0	0	1.00%	-5.8%	12/31/2020	1.19	0	0	0.75%	-5.5%
12/31/2019	1.18	2	2	1.25%	16.3%	12/31/2019	1.22	0	0	1.00%	16.6%	12/31/2019	1.26	0	0	0.75%	16.9%
12/31/2018	1.02	2	2	1.25%	-11.2%	12/31/2018	1.05	0	0	1.00%	-10.9%	12/31/2018	1.08	0	0	0.75%	-10.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.24	0	$0	0.50%	-12.3%	12/31/2022	$1.28	0	$0	0.25%	-12.1%	12/31/2022	$1.34	0	$0	0.00%	-11.9%
12/31/2021	1.41	0	0	0.50%	14.6%	12/31/2021	1.46	0	0	0.25%	14.9%	12/31/2021	1.52	0	0	0.00%	15.1%
12/31/2020	1.23	0	0	0.50%	-5.3%	12/31/2020	1.27	0	0	0.25%	-5.0%	12/31/2020	1.32	0	0	0.00%	-4.8%
12/31/2019	1.30	0	0	0.50%	17.2%	12/31/2019	1.34	0	0	0.25%	17.5%	12/31/2019	1.38	0	0	0.00%	17.8%
12/31/2018	1.11	0	0	0.50%	-10.5%	12/31/2018	1.14	0	0	0.25%	-10.3%	12/31/2018	1.17	0	0	0.00%	-10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	7.1%
2021	3.6%
2020	2.7%
2019	2.6%
2018	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Value Opportunities Fund R Class - 06-813

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$159,942	$143,930	10,318
Receivables: investments sold	-
Payables: investments purchased	(8)
Net assets	$159,934

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$112,532	46,608	$2.41
Band 100	47,402	19,071	2.49
Band 75	-	-	2.56
Band 50	-	-	2.63
Band 25	-	-	2.71
Band 0	-	-	2.79
Total	$159,934	65,679

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$746
Mortality & expense charges			(1,750)
Net investment income (loss)			(1,004)

Gain (loss) on investments:
Net realized gain (loss)			3,382
Realized gain distributions			12,994
Net change in unrealized appreciation (depreciation)			(17,159)
Net gain (loss)			(783)

Increase (decrease) in net assets from operations			$(1,787)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,004)	$(1,157)
Net realized gain (loss)		3,382	8,588
Realized gain distributions		12,994	9,369
Net change in unrealized appreciation (depreciation)		(17,159)	18,852

Increase (decrease) in net assets from operations		(1,787)	35,652

Contract owner transactions:
Proceeds from units sold		54,741	5,541
Cost of units redeemed		(15,115)	(25,711)
Account charges		(12)	(11)
Increase (decrease)		39,614	(20,181)
Net increase (decrease)		37,827	15,471
Net assets, beginning		122,107	106,636
Net assets, ending		$159,934	$122,107

Units sold		22,102	2,476
Units redeemed		(6,676)	(10,680)
Net increase (decrease)		15,426	(8,204)
Units outstanding, beginning		50,253	58,457
Units outstanding, ending		65,679	50,253

* Date of Fund Inception into Variable Account: 5 /20 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$449,007
Cost of units redeemed/account charges			(382,158)
Net investment income (loss)			(12,466)
Net realized gain (loss)			8,388
Realized gain distributions			81,151
Net change in unrealized appreciation (depreciation)			16,012
Net assets			$159,934

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.41	47	$113	1.25%	-0.1%	12/31/2022	$2.49	19	$47	1.00%	0.2%	12/31/2022	$2.56	0	$0	0.75%	0.4%
12/31/2021	2.42	40	97	1.25%	33.4%	12/31/2021	2.48	10	25	1.00%	33.8%	12/31/2021	2.55	0	0	0.75%	34.1%
12/31/2020	1.81	41	75	1.25%	4.0%	12/31/2020	1.86	17	32	1.00%	4.2%	12/31/2020	1.90	0	0	0.75%	4.5%
12/31/2019	1.74	42	73	1.25%	28.0%	12/31/2019	1.78	18	32	1.00%	28.3%	12/31/2019	1.82	0	0	0.75%	28.7%
12/31/2018	1.36	88	119	1.25%	-21.0%	12/31/2018	1.39	14	20	1.00%	-20.8%	12/31/2018	1.41	0	0	0.75%	-20.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.63	0	$0	0.50%	0.7%	12/31/2022	$2.71	0	$0	0.25%	0.9%	12/31/2022	$2.79	0	$0	0.00%	1.2%
12/31/2021	2.62	0	0	0.50%	34.4%	12/31/2021	2.69	0	0	0.25%	34.8%	12/31/2021	2.76	0	0	0.00%	35.1%
12/31/2020	1.95	0	0	0.50%	4.8%	12/31/2020	1.99	0	0	0.25%	5.0%	12/31/2020	2.04	0	0	0.00%	5.3%
12/31/2019	1.86	0	0	0.50%	29.0%	12/31/2019	1.90	0	0	0.25%	29.3%	12/31/2019	1.94	0	0	0.00%	29.6%
12/31/2018	1.44	0	0	0.50%	-20.4%	12/31/2018	1.47	0	0	0.25%	-20.2%	12/31/2018	1.50	0	0	0.00%	-20.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.5%
2021	0.3%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Inc Advantage Intl A Class - 06-465

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$100,601	$117,345	8,460
Receivables: investments sold	-
Payables: investments purchased	(6)
Net assets	$100,595

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$87,137	46,085	$1.89
Band 100	13,458	6,783	1.98
Band 75	-	-	2.08
Band 50	-	-	2.18
Band 25	-	-	2.29
Band 0	-	-	2.41
Total	$100,595	52,868

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$7,791
Mortality & expense charges			(1,311)
Net investment income (loss)			6,480

Gain (loss) on investments:
Net realized gain (loss)			(1,663)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(21,318)
Net gain (loss)			(22,981)

Increase (decrease) in net assets from operations			$(16,501)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,480	$1,865
Net realized gain (loss)		(1,663)	(135)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(21,318)	14,393

Increase (decrease) in net assets from operations		(16,501)	16,123

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		(6,270)	(14,578)
Account charges		(13)	(15)
Increase (decrease)		(6,283)	(14,593)
Net increase (decrease)		(22,784)	1,530
Net assets, beginning		123,379	121,849
Net assets, ending		$100,595	$123,379

Units sold		(1)	(1)
Units redeemed		(3,391)	(6,628)
Net increase (decrease)		(3,392)	(6,629)
Units outstanding, beginning		56,260	62,889
Units outstanding, ending		52,868	56,260

* Date of Fund Inception into Variable Account: 9 /15 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$4,878,646
Cost of units redeemed/account charges			(5,272,115)
Net investment income (loss)			299,202
Net realized gain (loss)			(403,733)
Realized gain distributions			615,339
Net change in unrealized appreciation (depreciation)			(16,744)
Net assets			$100,595

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.89	46	$87	1.25%	-13.3%	12/31/2022	$1.98	7	$13	1.00%	-13.0%	12/31/2022	$2.08	0	$0	0.75%	-12.8%
12/31/2021	2.18	49	107	1.25%	13.4%	12/31/2021	2.28	7	17	1.00%	13.7%	12/31/2021	2.39	0	0	0.75%	14.0%
12/31/2020	1.92	51	98	1.25%	-6.4%	12/31/2020	2.01	12	23	1.00%	-6.2%	12/31/2020	2.09	0	0	0.75%	-5.9%
12/31/2019	2.05	58	120	1.25%	15.9%	12/31/2019	2.14	12	26	1.00%	16.2%	12/31/2019	2.23	0	0	0.75%	16.5%
12/31/2018	1.77	62	110	1.25%	-11.6%	12/31/2018	1.84	13	24	1.00%	-11.4%	12/31/2018	1.91	0	0	0.75%	-11.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.18	0	$0	0.50%	-12.6%	12/31/2022	$2.29	0	$0	0.25%	-12.4%	12/31/2022	$2.41	0	$0	0.00%	-12.2%
12/31/2021	2.50	0	0	0.50%	14.3%	12/31/2021	2.62	0	0	0.25%	14.6%	12/31/2021	2.74	0	0	0.00%	14.8%
12/31/2020	2.19	0	0	0.50%	-5.7%	12/31/2020	2.28	0	0	0.25%	-5.5%	12/31/2020	2.39	0	0	0.00%	-5.2%
12/31/2019	2.32	0	0	0.50%	16.8%	12/31/2019	2.42	0	0	0.25%	17.1%	12/31/2019	2.52	0	0	0.00%	17.3%
12/31/2018	1.99	0	0	0.50%	-10.9%	12/31/2018	2.06	0	0	0.25%	-10.7%	12/31/2018	2.15	0	0	0.00%	-10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	7.0%
2021	2.8%
2020	1.9%
2019	2.2%
2018	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Value Opportunities Fund A Class - 06-814

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,869	$19,125	1,071
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$16,869

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$16,869	6,983	$2.42
Band 100	-	-	2.49
Band 75	-	-	2.56
Band 50	-	-	2.64
Band 25	-	-	2.72
Band 0	-	-	2.80
Total	$16,869	6,983

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$115
Mortality & expense charges			(199)
Net investment income (loss)			(84)

Gain (loss) on investments:
Net realized gain (loss)			521
Realized gain distributions			1,390
Net change in unrealized appreciation (depreciation)			(2,897)
Net gain (loss)			(986)

Increase (decrease) in net assets from operations			$(1,070)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(84)	$(36)
Net realized gain (loss)		521	727
Realized gain distributions		1,390	228
Net change in unrealized appreciation (depreciation)		(2,897)	199

Increase (decrease) in net assets from operations		(1,070)	1,118

Contract owner transactions:
Proceeds from units sold		17,984	481
Cost of units redeemed		(3,084)	(2,601)
Account charges		(1)	(9)
Increase (decrease)		14,899	(2,129)
Net increase (decrease)		13,829	(1,011)
Net assets, beginning		3,040	4,051
Net assets, ending		$16,869	$3,040

Units sold		7,057	219
Units redeemed		(1,334)	(1,207)
Net increase (decrease)		5,723	(988)
Units outstanding, beginning		1,260	2,248
Units outstanding, ending		6,983	1,260

* Date of Fund Inception into Variable Account: 4 /28 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$550,145
Cost of units redeemed/account charges			(656,697)
Net investment income (loss)			(4,288)
Net realized gain (loss)			119,740
Realized gain distributions			10,225
Net change in unrealized appreciation (depreciation)			(2,256)
Net assets			$16,869

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.42	7	$17	1.25%	0.1%	12/31/2022	$2.49	0	$0	1.00%	0.3%	12/31/2022	$2.56	0	$0	0.75%	0.6%
12/31/2021	2.41	1	3	1.25%	33.9%	12/31/2021	2.48	0	0	1.00%	34.2%	12/31/2021	2.55	0	0	0.75%	34.6%
12/31/2020	1.80	2	4	1.25%	4.2%	12/31/2020	1.85	0	0	1.00%	4.4%	12/31/2020	1.89	0	0	0.75%	4.7%
12/31/2019	1.73	2	3	1.25%	28.3%	12/31/2019	1.77	0	0	1.00%	28.6%	12/31/2019	1.81	0	0	0.75%	28.9%
12/31/2018	1.35	2	2	1.25%	-20.7%	12/31/2018	1.38	0	0	1.00%	-20.5%	12/31/2018	1.40	0	0	0.75%	-20.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.64	0	$0	0.50%	0.8%	12/31/2022	$2.72	0	$0	0.25%	1.1%	12/31/2022	$2.80	0	$0	0.00%	1.4%
12/31/2021	2.61	0	0	0.50%	34.9%	12/31/2021	2.69	0	0	0.25%	35.3%	12/31/2021	2.76	0	0	0.00%	35.6%
12/31/2020	1.94	0	0	0.50%	5.0%	12/31/2020	1.99	0	0	0.25%	5.2%	12/31/2020	2.03	0	0	0.00%	5.5%
12/31/2019	1.85	0	0	0.50%	29.2%	12/31/2019	1.89	0	0	0.25%	29.6%	12/31/2019	1.93	0	0	0.00%	29.9%
12/31/2018	1.43	0	0	0.50%	-20.1%	12/31/2018	1.46	0	0	0.25%	-19.9%	12/31/2018	1.48	0	0	0.00%	-19.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.2%
2021	0.5%
2020	0.2%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Eqv Intl Eqty R Class - 06-193

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,286	$9,183	378
Receivables: investments sold	6
Payables: investments purchased	-
Net assets	$7,292

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,292	5,252	$1.39
Band 100	-	-	1.45
Band 75	-	-	1.51
Band 50	-	-	1.57
Band 25	-	-	1.63
Band 0	-	-	1.70
Total	$7,292	5,252

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(158)
Net investment income (loss)			(158)

Gain (loss) on investments:
Net realized gain (loss)			(4,790)
Realized gain distributions			791
Net change in unrealized appreciation (depreciation)			58
Net gain (loss)			(3,941)

Increase (decrease) in net assets from operations			$(4,099)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(158)	$(376)
Net realized gain (loss)		(4,790)	4,770
Realized gain distributions		791	2,769
Net change in unrealized appreciation (depreciation)		58	(5,032)

Increase (decrease) in net assets from operations		(4,099)	2,131

Contract owner transactions:
Proceeds from units sold		11,858	3,176
Cost of units redeemed		(15,079)	(56,787)
Account charges		(1)	(2)
Increase (decrease)		(3,222)	(53,613)
Net increase (decrease)		(7,321)	(51,482)
Net assets, beginning		14,613	66,095
Net assets, ending		$7,292	$14,613

Units sold		7,313	12,503
Units redeemed		(10,509)	(43,784)
Net increase (decrease)		(3,196)	(31,281)
Units outstanding, beginning		8,448	39,729
Units outstanding, ending		5,252	8,448

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,265,783
Cost of units redeemed/account charges			(2,393,934)
Net investment income (loss)			(9,409)
Net realized gain (loss)			85,233
Realized gain distributions			61,516
Net change in unrealized appreciation (depreciation)			(1,897)
Net assets			$7,292

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.39	5	$7	1.25%	-19.7%	12/31/2022	$1.45	0	$0	1.00%	-19.5%	12/31/2022	$1.51	0	$0	0.75%	-19.3%
12/31/2021	1.73	8	15	1.25%	4.0%	12/31/2021	1.80	0	0	1.00%	4.2%	12/31/2021	1.87	0	0	0.75%	4.5%
12/31/2020	1.66	40	66	1.25%	11.7%	12/31/2020	1.72	0	0	1.00%	11.9%	12/31/2020	1.79	0	0	0.75%	12.2%
12/31/2019	1.49	52	77	1.25%	26.1%	12/31/2019	1.54	0	0	1.00%	26.4%	12/31/2019	1.59	0	0	0.75%	26.7%
12/31/2018	1.18	137	162	1.25%	-16.6%	12/31/2018	1.22	0	0	1.00%	-16.4%	12/31/2018	1.26	0	0	0.75%	-16.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.57	0	$0	0.50%	-19.1%	12/31/2022	$1.63	0	$0	0.25%	-18.9%	12/31/2022	$1.70	0	$0	0.00%	-18.7%
12/31/2021	1.94	0	0	0.50%	4.7%	12/31/2021	2.01	0	0	0.25%	5.0%	12/31/2021	2.09	0	0	0.00%	5.3%
12/31/2020	1.85	0	0	0.50%	12.5%	12/31/2020	1.92	0	0	0.25%	12.8%	12/31/2020	1.99	0	0	0.00%	13.1%
12/31/2019	1.64	0	0	0.50%	27.0%	12/31/2019	1.70	0	0	0.25%	27.3%	12/31/2019	1.76	0	0	0.00%	27.7%
12/31/2018	1.29	0	0	0.50%	-16.0%	12/31/2018	1.34	0	0	0.25%	-15.7%	12/31/2018	1.38	11	15	0.00%	-15.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.5%
2020	0.5%
2019	1.0%
2018	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Eqv Intl Eqty R5 Class - 06-192

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$506,881	$733,300	24,929
Receivables: investments sold	185
Payables: investments purchased	-
Net assets	$507,066

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$507,066	330,489	$1.53
Band 100	-	-	1.60
Band 75	-	-	1.66
Band 50	-	-	1.73
Band 25	-	-	1.80
Band 0	-	-	1.88
Total	$507,066	330,489

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,049
Mortality & expense charges			(6,407)
Net investment income (loss)			(5,358)

Gain (loss) on investments:
Net realized gain (loss)			(21,839)
Realized gain distributions			52,231
Net change in unrealized appreciation (depreciation)			(142,789)
Net gain (loss)			(112,397)

Increase (decrease) in net assets from operations			$(117,755)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,358)	$4,128
Net realized gain (loss)		(21,839)	2,871
Realized gain distributions		52,231	110,782
Net change in unrealized appreciation (depreciation)		(142,789)	(91,475)

Increase (decrease) in net assets from operations		(117,755)	26,306

Contract owner transactions:
Proceeds from units sold		65,379	65,207
Cost of units redeemed		(48,330)	(69,447)
Account charges		(201)	(48)
Increase (decrease)		16,848	(4,288)
Net increase (decrease)		(100,907)	22,018
Net assets, beginning		607,973	585,955
Net assets, ending		$507,066	$607,973

Units sold		42,896	34,476
Units redeemed		(32,356)	(36,936)
Net increase (decrease)		10,540	(2,460)
Units outstanding, beginning		319,949	322,409
Units outstanding, ending		330,489	319,949

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$15,950,997
Cost of units redeemed/account charges			(17,050,488)
Net investment income (loss)			373,563
Net realized gain (loss)			420,555
Realized gain distributions			1,038,858
Net change in unrealized appreciation (depreciation)			(226,419)
Net assets			$507,066

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.53	330	$507	1.25%	-19.3%	12/31/2022	$1.60	0	$0	1.00%	-19.1%	12/31/2022	$1.66	0	$0	0.75%	-18.9%
12/31/2021	1.90	320	608	1.25%	4.6%	12/31/2021	1.97	0	0	1.00%	4.8%	12/31/2021	2.05	0	0	0.75%	5.1%
12/31/2020	1.82	322	586	1.25%	12.3%	12/31/2020	1.88	0	0	1.00%	12.6%	12/31/2020	1.95	0	0	0.75%	12.9%
12/31/2019	1.62	298	482	1.25%	26.8%	12/31/2019	1.67	0	0	1.00%	27.1%	12/31/2019	1.73	0	0	0.75%	27.5%
12/31/2018	1.28	2,761	3,522	1.25%	-16.1%	12/31/2018	1.32	0	0	1.00%	-15.9%	12/31/2018	1.36	0	0	0.75%	-15.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.73	0	$0	0.50%	-18.6%	12/31/2022	$1.80	0	$0	0.25%	-18.4%	12/31/2022	$1.88	0	$0	0.00%	-18.2%
12/31/2021	2.13	0	0	0.50%	5.3%	12/31/2021	2.21	0	0	0.25%	5.6%	12/31/2021	2.30	0	0	0.00%	5.9%
12/31/2020	2.02	0	0	0.50%	13.2%	12/31/2020	2.09	0	0	0.25%	13.5%	12/31/2020	2.17	0	0	0.00%	13.7%
12/31/2019	1.79	0	0	0.50%	27.8%	12/31/2019	1.85	0	0	0.25%	28.1%	12/31/2019	1.91	0	0	0.00%	28.4%
12/31/2018	1.40	0	0	0.50%	-15.5%	12/31/2018	1.44	0	0	0.25%	-15.3%	12/31/2018	1.49	1,145	1,702	0.00%	-15.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.2%
2021	1.9%
2020	1.2%
2019	1.8%
2018	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Diversified Dividend Fund R6 Class - 06-CXV

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,110,023	$11,458,857	575,776
Receivables: investments sold	-
Payables: investments purchased	(28,170)
Net assets	$10,081,853

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,081,853	7,219,651	$1.40
Band 100	-	-	1.42
Band 75	-	-	1.44
Band 50	-	-	1.46
Band 25	-	-	1.48
Band 0	-	-	1.51
Total	$10,081,853	7,219,651

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$248,268
Mortality & expense charges			(150,586)
Net investment income (loss)			97,682

Gain (loss) on investments:
Net realized gain (loss)			16,469
Realized gain distributions			937,290
Net change in unrealized appreciation (depreciation)			(1,053,238)
Net gain (loss)			(99,479)

Increase (decrease) in net assets from operations			$(1,797)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$97,682	$289,584
Net realized gain (loss)		16,469	455,649
Realized gain distributions		937,290	3,982,787
Net change in unrealized appreciation (depreciation)		(1,053,238)	(523,332)

Increase (decrease) in net assets from operations		(1,797)	4,204,688

Contract owner transactions:
Proceeds from units sold		1,575,492	18,011,535
Cost of units redeemed		(20,047,590)	(6,345,989)
Account charges		(4,106)	(5,532)
Increase (decrease)		(18,476,204)	11,660,014
Net increase (decrease)		(18,478,001)	15,864,702
Net assets, beginning		28,559,854	12,695,152
Net assets, ending		$10,081,853	$28,559,854

Units sold		1,133,853	14,321,540
Units redeemed		(13,836,033)	(4,836,917)
Net increase (decrease)		(12,702,180)	9,484,623
Units outstanding, beginning		19,921,831	10,437,208
Units outstanding, ending		7,219,651	19,921,831

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$40,967,096
Cost of units redeemed/account charges			(36,536,118)
Net investment income (loss)			875,783
Net realized gain (loss)			259,419
Realized gain distributions			5,864,507
Net change in unrealized appreciation (depreciation)			(1,348,834)
Net assets			$10,081,853

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.40	7,220	$10,082	1.25%	-2.5%	12/31/2022	$1.42	0	$0	1.00%	-2.3%	12/31/2022	$1.44	0	$0	0.75%	-2.0%
12/31/2021	1.43	19,433	27,841	1.25%	17.9%	12/31/2021	1.45	0	0	1.00%	18.2%	12/31/2021	1.47	489	719	0.75%	18.5%
12/31/2020	1.22	9,950	12,091	1.25%	-0.7%	12/31/2020	1.23	0	0	1.00%	-0.5%	12/31/2020	1.24	487	604	0.75%	-0.2%
12/31/2019	1.22	9,965	12,195	1.25%	24.0%	12/31/2019	1.23	0	0	1.00%	24.3%	12/31/2019	1.24	581	722	0.75%	24.6%
12/31/2018	0.99	6,496	6,410	1.25%	-8.6%	12/31/2018	0.99	0	0	1.00%	-8.4%	12/31/2018	1.00	632	630	0.75%	-8.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.46	0	$0	0.50%	-1.8%	12/31/2022	$1.48	0	$0	0.25%	-1.6%	12/31/2022	$1.51	0	$0	0.00%	-1.3%
12/31/2021	1.49	0	0	0.50%	18.8%	12/31/2021	1.51	0	0	0.25%	19.1%	12/31/2021	1.53	0	0	0.00%	19.4%
12/31/2020	1.25	0	0	0.50%	0.0%	12/31/2020	1.27	0	0	0.25%	0.3%	12/31/2020	1.28	0	0	0.00%	0.5%
12/31/2019	1.25	0	0	0.50%	25.0%	12/31/2019	1.26	0	0	0.25%	25.3%	12/31/2019	1.27	0	0	0.00%	25.6%
12/31/2018	1.00	0	0	0.50%	-7.9%	12/31/2018	1.01	0	0	0.25%	-7.7%	12/31/2018	1.01	0	0	0.00%	-7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.3%
2021	3.0%
2020	2.6%
2019	2.7%
2018	3.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Eqv Intl Equity R6 Class - 06-CXW

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.24
Band 100	-	-	1.26
Band 75	-	-	1.28
Band 50	-	-	1.30
Band 25	-	-	1.32
Band 0	-	-	1.34
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(3)
Net realized gain (loss)		-	42
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	101

Increase (decrease) in net assets from operations		-	140

Contract owner transactions:
Proceeds from units sold		-	2
Cost of units redeemed		-	(2,227)
Account charges		-	-
Increase (decrease)		-	(2,225)
Net increase (decrease)		-	(2,085)
Net assets, beginning		-	2,085
Net assets, ending		$-	$-

Units sold		-	2
Units redeemed		-	(1,418)
Net increase (decrease)		-	(1,416)
Units outstanding, beginning		-	1,416
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$11,849
Cost of units redeemed/account charges			(11,118)
Net investment income (loss)			(63)
Net realized gain (loss)			(1,128)
Realized gain distributions			460
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.24	0	$0	1.25%	-19.2%	12/31/2022	$1.26	0	$0	1.00%	-19.0%	12/31/2022	$1.28	0	$0	0.75%	-18.8%
12/31/2021	1.54	0	0	1.25%	4.6%	12/31/2021	1.56	0	0	1.00%	4.9%	12/31/2021	1.58	0	0	0.75%	5.1%
12/31/2020	1.47	1	2	1.25%	12.4%	12/31/2020	1.49	0	0	1.00%	12.7%	12/31/2020	1.50	0	0	0.75%	13.0%
12/31/2019	1.31	1	2	1.25%	26.9%	12/31/2019	1.32	0	0	1.00%	27.3%	12/31/2019	1.33	0	0	0.75%	27.6%
12/31/2018	1.03	1	1	1.25%	-16.0%	12/31/2018	1.04	0	0	1.00%	-15.8%	12/31/2018	1.04	0	0	0.75%	-15.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.30	0	$0	0.50%	-18.6%	12/31/2022	$1.32	0	$0	0.25%	-18.4%	12/31/2022	$1.34	0	$0	0.00%	-18.2%
12/31/2021	1.60	0	0	0.50%	5.4%	12/31/2021	1.62	0	0	0.25%	5.7%	12/31/2021	1.64	0	0	0.00%	5.9%
12/31/2020	1.52	0	0	0.50%	13.3%	12/31/2020	1.53	0	0	0.25%	13.6%	12/31/2020	1.55	0	0	0.00%	13.9%
12/31/2019	1.34	0	0	0.50%	27.9%	12/31/2019	1.35	0	0	0.25%	28.2%	12/31/2019	1.36	0	0	0.00%	28.5%
12/31/2018	1.05	0	0	0.50%	-15.4%	12/31/2018	1.05	0	0	0.25%	-15.2%	12/31/2018	1.06	0	0	0.00%	-15.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	1.2%
2019	2.4%
2018	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Small Cap Growth Fund R6 Class - 06-CXX

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,664,713	$8,421,599	195,369
Receivables: investments sold	106,502
Payables: investments purchased	-
Net assets	$5,771,215

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,771,215	4,070,353	$1.42
Band 100	-	-	1.44
Band 75	-	-	1.46
Band 50	-	-	1.48
Band 25	-	-	1.51
Band 0	-	-	1.53
Total	$5,771,215	4,070,353

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(77,171)
Net investment income (loss)			(77,171)

Gain (loss) on investments:
Net realized gain (loss)			(251,367)
Realized gain distributions			151,862
Net change in unrealized appreciation (depreciation)			(2,931,155)
Net gain (loss)			(3,030,660)

Increase (decrease) in net assets from operations			$(3,107,831)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(77,171)	$(101,293)
Net realized gain (loss)		(251,367)	280,799
Realized gain distributions		151,862	1,920,849
Net change in unrealized appreciation (depreciation)		(2,931,155)	(1,669,424)

Increase (decrease) in net assets from operations		(3,107,831)	430,931

Contract owner transactions:
Proceeds from units sold		1,283,745	1,760,649
Cost of units redeemed		(851,852)	(1,009,571)
Account charges		(6,445)	(9,125)
Increase (decrease)		425,448	741,953
Net increase (decrease)		(2,682,383)	1,172,884
Net assets, beginning		8,453,598	7,280,714
Net assets, ending		$5,771,215	$8,453,598

Units sold		812,919	785,866
Units redeemed		(549,425)	(469,347)
Net increase (decrease)		263,494	316,519
Units outstanding, beginning		3,806,859	3,490,340
Units outstanding, ending		4,070,353	3,806,859

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$10,277,163
Cost of units redeemed/account charges			(4,615,076)
Net investment income (loss)			(280,420)
Net realized gain (loss)			(19,060)
Realized gain distributions			3,165,494
Net change in unrealized appreciation (depreciation)			(2,756,886)
Net assets			$5,771,215

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.42	4,070	$5,771	1.25%	-36.2%	12/31/2022	$1.44	0	$0	1.00%	-36.0%	12/31/2022	$1.46	0	$0	0.75%	-35.8%
12/31/2021	2.22	3,807	8,454	1.25%	6.5%	12/31/2021	2.25	0	0	1.00%	6.7%	12/31/2021	2.28	0	0	0.75%	7.0%
12/31/2020	2.09	3,490	7,281	1.25%	55.7%	12/31/2020	2.11	0	0	1.00%	56.1%	12/31/2020	2.13	0	0	0.75%	56.5%
12/31/2019	1.34	3,226	4,321	1.25%	23.3%	12/31/2019	1.35	0	0	1.00%	23.6%	12/31/2019	1.36	0	0	0.75%	23.9%
12/31/2018	1.09	1,167	1,268	1.25%	-9.7%	12/31/2018	1.09	0	0	1.00%	-9.5%	12/31/2018	1.10	0	0	0.75%	-9.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.48	0	$0	0.50%	-35.7%	12/31/2022	$1.51	0	$0	0.25%	-35.5%	12/31/2022	$1.53	0	$0	0.00%	-35.3%
12/31/2021	2.31	0	0	0.50%	7.3%	12/31/2021	2.34	0	0	0.25%	7.5%	12/31/2021	2.37	0	0	0.00%	7.8%
12/31/2020	2.15	0	0	0.50%	56.9%	12/31/2020	2.17	0	0	0.25%	57.3%	12/31/2020	2.19	0	0	0.00%	57.7%
12/31/2019	1.37	0	0	0.50%	24.2%	12/31/2019	1.38	0	0	0.25%	24.5%	12/31/2019	1.39	0	0	0.00%	24.9%
12/31/2018	1.10	0	0	0.50%	-9.0%	12/31/2018	1.11	0	0	0.25%	-8.8%	12/31/2018	1.11	0	0	0.00%	-8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Floating Rate ESG R6 Class - 06-FXV

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$455,128	$493,954	66,965
Receivables: investments sold	-
Payables: investments purchased	(9,755)
Net assets	$445,373

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$445,373	406,291	$1.10
Band 100	-	-	1.11
Band 75	-	-	1.13
Band 50	-	-	1.14
Band 25	-	-	1.16
Band 0	-	-	1.17
Total	$445,373	406,291

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$34,623
Mortality & expense charges			(6,363)
Net investment income (loss)			28,260

Gain (loss) on investments:
Net realized gain (loss)			(7,169)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(38,913)
Net gain (loss)			(46,082)

Increase (decrease) in net assets from operations			$(17,822)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$28,260	$8,314
Net realized gain (loss)		(7,169)	141
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(38,913)	87

Increase (decrease) in net assets from operations		(17,822)	8,542

Contract owner transactions:
Proceeds from units sold		88,856	503,648
Cost of units redeemed		(120,572)	(17,142)
Account charges		(55)	(82)
Increase (decrease)		(31,771)	486,424
Net increase (decrease)		(49,593)	494,966
Net assets, beginning		494,966	-
Net assets, ending		$445,373	$494,966

Units sold		82,596	452,080
Units redeemed		(113,163)	(15,222)
Net increase (decrease)		(30,567)	436,858
Units outstanding, beginning		436,858	-
Units outstanding, ending		406,291	436,858

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$592,504
Cost of units redeemed/account charges			(137,851)
Net investment income (loss)			36,574
Net realized gain (loss)			(7,028)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(38,826)
Net assets			$445,373

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.10	406	$445	1.25%	-3.2%	12/31/2022	$1.11	0	$0	1.00%	-3.0%	12/31/2022	$1.13	0	$0	0.75%	-2.8%
12/31/2021	1.13	437	495	1.25%	5.1%	12/31/2021	1.15	0	0	1.00%	5.3%	12/31/2021	1.16	0	0	0.75%	5.6%
12/31/2020	1.08	0	0	1.25%	0.6%	12/31/2020	1.09	0	0	1.00%	0.9%	12/31/2020	1.10	0	0	0.75%	1.1%
12/31/2019	1.07	0	0	1.25%	6.3%	12/31/2019	1.08	0	0	1.00%	6.6%	12/31/2019	1.09	0	0	0.75%	6.8%
12/31/2018	1.01	0	0	1.25%	-1.1%	12/31/2018	1.01	0	0	1.00%	-0.9%	12/31/2018	1.02	0	0	0.75%	-0.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.14	0	$0	0.50%	-2.5%	12/31/2022	$1.16	0	$0	0.25%	-2.3%	12/31/2022	$1.17	0	$0	0.00%	-2.0%
12/31/2021	1.17	0	0	0.50%	5.8%	12/31/2021	1.19	0	0	0.25%	6.1%	12/31/2021	1.20	0	0	0.00%	6.4%
12/31/2020	1.11	0	0	0.50%	1.4%	12/31/2020	1.12	0	0	0.25%	1.6%	12/31/2020	1.13	0	0	0.00%	1.9%
12/31/2019	1.09	0	0	0.50%	7.1%	12/31/2019	1.10	0	0	0.25%	7.4%	12/31/2019	1.11	0	0	0.00%	7.6%
12/31/2018	1.02	0	0	0.50%	-0.4%	12/31/2018	1.02	0	0	0.25%	-0.1%	12/31/2018	1.03	0	0	0.00%	0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	7.4%
2021	4.7%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Core Plus Bond Fund R6 Class - 06-3G7

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$39,987	$47,299	5,108
Receivables: investments sold	6,552
Payables: investments purchased	-
Net assets	$46,539

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$46,539	47,142	$0.99
Band 100	-	-	1.00
Band 75	-	-	1.01
Band 50	-	-	1.02
Band 25	-	-	1.03
Band 0	-	-	1.04
Total	$46,539	47,142

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,502
Mortality & expense charges			(533)
Net investment income (loss)			969

Gain (loss) on investments:
Net realized gain (loss)			(1,929)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(6,457)
Net gain (loss)			(8,386)

Increase (decrease) in net assets from operations			$(7,417)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$969	$108
Net realized gain (loss)		(1,929)	(4)
Realized gain distributions		-	280
Net change in unrealized appreciation (depreciation)		(6,457)	(855)

Increase (decrease) in net assets from operations		(7,417)	(471)

Contract owner transactions:
Proceeds from units sold		20,253	49,738
Cost of units redeemed		(14,206)	(1,300)
Account charges		(38)	(20)
Increase (decrease)		6,009	48,418
Net increase (decrease)		(1,408)	47,947
Net assets, beginning		47,947	-
Net assets, ending		$46,539	$47,947

Units sold		20,045	42,163
Units redeemed		(13,953)	(1,113)
Net increase (decrease)		6,092	41,050
Units outstanding, beginning		41,050	-
Units outstanding, ending		47,142	41,050

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$69,991
Cost of units redeemed/account charges			(15,564)
Net investment income (loss)			1,077
Net realized gain (loss)			(1,933)
Realized gain distributions			280
Net change in unrealized appreciation (depreciation)			(7,312)
Net assets			$46,539

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.99	47	$47	1.25%	-15.5%	12/31/2022	$1.00	0	$0	1.00%	-15.3%	12/31/2022	$1.01	0	$0	0.75%	-15.1%
12/31/2021	1.17	41	48	1.25%	-1.6%	12/31/2021	1.18	0	0	1.00%	-1.4%	12/31/2021	1.19	0	0	0.75%	-1.1%
12/31/2020	1.19	0	0	1.25%	8.7%	12/31/2020	1.19	0	0	1.00%	9.0%	12/31/2020	1.20	0	0	0.75%	9.3%
12/31/2019	1.09	0	0	1.25%	10.1%	12/31/2019	1.10	0	0	1.00%	10.4%	12/31/2019	1.10	0	0	0.75%	10.7%
12/31/2018	0.99	0	0	1.25%	-0.9%	12/31/2018	0.99	0	0	1.00%	-0.8%	12/31/2018	0.99	0	0	0.75%	-0.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.02	0	$0	0.50%	-14.8%	12/31/2022	$1.03	0	$0	0.25%	-14.6%	12/31/2022	$1.04	0	$0	0.00%	-14.4%
12/31/2021	1.20	0	0	0.50%	-0.9%	12/31/2021	1.21	0	0	0.25%	-0.6%	12/31/2021	1.22	0	0	0.00%	-0.4%
12/31/2020	1.21	0	0	0.50%	9.5%	12/31/2020	1.22	0	0	0.25%	9.8%	12/31/2020	1.22	0	0	0.00%	10.1%
12/31/2019	1.10	0	0	0.50%	11.0%	12/31/2019	1.11	0	0	0.25%	11.2%	12/31/2019	1.11	0	0	0.00%	11.5%
12/31/2018	0.99	0	0	0.50%	-0.5%	12/31/2018	1.00	0	0	0.25%	-0.4%	12/31/2018	1.00	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.2%
2021	1.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Technology Fund Investor Class - 06-805

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$39,512	$46,566	1,114
Receivables: investments sold	30
Payables: investments purchased	-
Net assets	$39,542

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$39,542	20,041	$1.97
Band 100	-	-	2.07
Band 75	-	-	2.17
Band 50	-	-	2.28
Band 25	-	-	2.39
Band 0	-	-	2.59
Total	$39,542	20,041

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(893)
Net investment income (loss)			(893)

Gain (loss) on investments:
Net realized gain (loss)			(7,047)
Realized gain distributions			603
Net change in unrealized appreciation (depreciation)			(16,256)
Net gain (loss)			(22,700)

Increase (decrease) in net assets from operations			$(23,593)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(893)	$(1,034)
Net realized gain (loss)		(7,047)	23,118
Realized gain distributions		603	14,004
Net change in unrealized appreciation (depreciation)		(16,256)	(24,415)

Increase (decrease) in net assets from operations		(23,593)	11,673

Contract owner transactions:
Proceeds from units sold		96,405	13,040
Cost of units redeemed		(99,207)	(68,128)
Account charges		-	-
Increase (decrease)		(2,802)	(55,088)
Net increase (decrease)		(26,395)	(43,415)
Net assets, beginning		65,937	109,352
Net assets, ending		$39,542	$65,937

Units sold		41,371	4,032
Units redeemed		(41,147)	(21,304)
Net increase (decrease)		224	(17,272)
Units outstanding, beginning		19,817	37,089
Units outstanding, ending		20,041	19,817

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,163,681
Cost of units redeemed/account charges			(1,283,757)
Net investment income (loss)			(29,678)
Net realized gain (loss)			136,000
Realized gain distributions			60,350
Net change in unrealized appreciation (depreciation)			(7,054)
Net assets			$39,542

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.97	20	$40	1.25%	-40.7%	12/31/2022	$2.07	0	$0	1.00%	-40.6%	12/31/2022	$2.17	0	$0	0.75%	-40.4%
12/31/2021	3.33	20	66	1.25%	12.9%	12/31/2021	3.48	0	0	1.00%	13.1%	12/31/2021	3.65	0	0	0.75%	13.4%
12/31/2020	2.95	37	109	1.25%	44.3%	12/31/2020	3.08	0	0	1.00%	44.6%	12/31/2020	3.21	0	0	0.75%	45.0%
12/31/2019	2.04	33	68	1.25%	33.9%	12/31/2019	2.13	0	0	1.00%	34.3%	12/31/2019	2.22	0	0	0.75%	34.6%
12/31/2018	1.53	26	40	1.25%	-1.9%	12/31/2018	1.59	0	0	1.00%	-1.7%	12/31/2018	1.65	0	0	0.75%	-1.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.28	0	$0	0.50%	-40.3%	12/31/2022	$2.39	0	$0	0.25%	-40.1%	12/31/2022	$2.59	0	$0	0.00%	-40.0%
12/31/2021	3.82	0	0	0.50%	13.7%	12/31/2021	3.99	0	0	0.25%	14.0%	12/31/2021	4.31	0	0	0.00%	14.3%
12/31/2020	3.36	0	0	0.50%	45.3%	12/31/2020	3.50	0	0	0.25%	45.7%	12/31/2020	3.77	0	0	0.00%	46.1%
12/31/2019	2.31	0	0	0.50%	34.9%	12/31/2019	2.40	0	0	0.25%	35.3%	12/31/2019	2.58	0	0	0.00%	35.6%
12/31/2018	1.71	0	0	0.50%	-1.2%	12/31/2018	1.78	0	0	0.25%	-0.9%	12/31/2018	1.91	0	0	0.00%	-0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Equally-Weighted S&P 500 Fund R6 Class - 06-46C (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.32
Band 100	-	-	1.33
Band 75	-	-	1.34
Band 50	-	-	1.35
Band 25	-	-	1.36
Band 0	-	-	1.38
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.32	0	$0	1.25%	-12.8%	12/31/2022	$1.33	0	$0	1.00%	-12.6%	12/31/2022	$1.34	0	$0	0.75%	-12.3%
12/31/2021	1.51	0	0	1.25%	27.8%	12/31/2021	1.52	0	0	1.00%	28.1%	12/31/2021	1.53	0	0	0.75%	28.4%
12/31/2020	1.18	0	0	1.25%	11.4%	12/31/2020	1.19	0	0	1.00%	11.6%	12/31/2020	1.19	0	0	0.75%	11.9%
12/31/2019	1.06	0	0	1.25%	6.2%	12/31/2019	1.06	0	0	1.00%	6.3%	12/31/2019	1.06	0	0	0.75%	6.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.35	0	$0	0.50%	-12.1%	12/31/2022	$1.36	0	$0	0.25%	-11.9%	12/31/2022	$1.38	0	$0	0.00%	-11.7%
12/31/2021	1.54	0	0	0.50%	28.8%	12/31/2021	1.55	0	0	0.25%	29.1%	12/31/2021	1.56	0	0	0.00%	29.4%
12/31/2020	1.19	0	0	0.50%	12.2%	12/31/2020	1.20	0	0	0.25%	12.5%	12/31/2020	1.20	0	0	0.00%	12.8%
12/31/2019	1.07	0	0	0.50%	6.5%	12/31/2019	1.07	0	0	0.25%	6.6%	12/31/2019	1.07	0	0	0.00%	6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Corporate Bond Fund R6 Class - 06-3W4

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$208,874	$214,194	36,158
Receivables: investments sold	12,414
Payables: investments purchased	-
Net assets	$221,288

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$221,288	223,216	$0.99
Band 100	-	-	1.00
Band 75	-	-	1.01
Band 50	-	-	1.02
Band 25	-	-	1.03
Band 0	-	-	1.04
Total	$221,288	223,216

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$3,002
Mortality & expense charges			(898)
Net investment income (loss)			2,104

Gain (loss) on investments:
Net realized gain (loss)			(9,818)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(4,751)
Net gain (loss)			(14,569)

Increase (decrease) in net assets from operations			$(12,465)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,104	$352
Net realized gain (loss)		(9,818)	1
Realized gain distributions		-	408
Net change in unrealized appreciation (depreciation)		(4,751)	(846)

Increase (decrease) in net assets from operations		(12,465)	(85)

Contract owner transactions:
Proceeds from units sold		243,738	3,459
Cost of units redeemed		(30,519)	(29)
Account charges		(235)	(9)
Increase (decrease)		212,984	3,421
Net increase (decrease)		200,519	3,336
Net assets, beginning		20,769	17,433
Net assets, ending		$221,288	$20,769

Units sold		392,068	2,888
Units redeemed		(186,125)	(31)
Net increase (decrease)		205,943	2,857
Units outstanding, beginning		17,273	14,416
Units outstanding, ending		223,216	17,273

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$263,724
Cost of units redeemed/account charges			(30,798)
Net investment income (loss)			2,612
Net realized gain (loss)			(9,815)
Realized gain distributions			885
Net change in unrealized appreciation (depreciation)			(5,320)
Net assets			$221,288

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.99	223	$221	1.25%	-17.6%	12/31/2022	$1.00	0	$0	1.00%	-17.3%	12/31/2022	$1.01	0	$0	0.75%	-17.1%
12/31/2021	1.20	17	21	1.25%	-0.6%	12/31/2021	1.21	0	0	1.00%	-0.3%	12/31/2021	1.22	0	0	0.75%	-0.1%
12/31/2020	1.21	14	17	1.25%	10.5%	12/31/2020	1.21	0	0	1.00%	10.8%	12/31/2020	1.22	0	0	0.75%	11.1%
12/31/2019	1.09	0	0	1.25%	9.4%	12/31/2019	1.10	0	0	1.00%	9.6%	12/31/2019	1.10	0	0	0.75%	9.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.02	0	$0	0.50%	-16.9%	12/31/2022	$1.03	0	$0	0.25%	-16.7%	12/31/2022	$1.04	0	$0	0.00%	-16.5%
12/31/2021	1.23	0	0	0.50%	0.2%	12/31/2021	1.24	0	0	0.25%	0.4%	12/31/2021	1.24	0	0	0.00%	0.7%
12/31/2020	1.23	0	0	0.50%	11.4%	12/31/2020	1.23	0	0	0.25%	11.6%	12/31/2020	1.24	0	0	0.00%	11.9%
12/31/2019	1.10	0	0	0.50%	10.1%	12/31/2019	1.10	0	0	0.25%	10.3%	12/31/2019	1.10	0	0	0.00%	10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.5%
2021	3.1%
2020	2.9%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Eqv Intl Sm Company R6 Class - 06-4FY

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.11
Band 100	-	-	1.12
Band 75	-	-	1.13
Band 50	-	-	1.14
Band 25	-	-	1.14
Band 0	-	-	1.15
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(23)
Net realized gain (loss)		-	344
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	321

Contract owner transactions:
Proceeds from units sold		-	94,992
Cost of units redeemed		-	(95,313)
Account charges		-	-
Increase (decrease)		-	(321)
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	79,425
Units redeemed		-	(79,425)
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$94,992
Cost of units redeemed/account charges			(95,313)
Net investment income (loss)			(23)
Net realized gain (loss)			344
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.11	0	$0	1.25%	-12.0%	12/31/2022	$1.12	0	$0	1.00%	-11.8%	12/31/2022	$1.13	0	$0	0.75%	-11.6%
12/31/2021	1.26	0	0	1.25%	17.4%	12/31/2021	1.27	0	0	1.00%	17.7%	12/31/2021	1.27	0	0	0.75%	18.0%
12/31/2020	1.07	0	0	1.25%	9.3%	12/31/2020	1.08	0	0	1.00%	9.6%	12/31/2020	1.08	0	0	0.75%	9.8%
12/31/2019	0.98	0	0	1.25%	-1.7%	12/31/2019	0.98	0	0	1.00%	-1.7%	12/31/2019	0.98	0	0	0.75%	-1.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.14	0	$0	0.50%	-11.3%	12/31/2022	$1.14	0	$0	0.25%	-11.1%	12/31/2022	$1.15	0	$0	0.00%	-10.9%
12/31/2021	1.28	0	0	0.50%	18.3%	12/31/2021	1.29	0	0	0.25%	18.6%	12/31/2021	1.29	0	0	0.00%	18.9%
12/31/2020	1.08	0	0	0.50%	10.1%	12/31/2020	1.09	0	0	0.25%	10.4%	12/31/2020	1.09	0	0	0.00%	10.7%
12/31/2019	0.98	0	0	0.50%	-1.6%	12/31/2019	0.98	0	0	0.25%	-1.6%	12/31/2019	0.98	0	0	0.00%	-1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco American Value R6 Retirement Class - 06-4HF (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.05
Band 100	-	-	2.06
Band 75	-	-	2.08
Band 50	-	-	2.09
Band 25	-	-	2.10
Band 0	-	-	2.12
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /20 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.05	0	$0	1.25%	-4.0%	12/31/2022	$2.06	0	$0	1.00%	-3.8%	12/31/2022	$2.08	0	$0	0.75%	-3.6%
12/31/2021	2.13	0	0	1.25%	26.4%	12/31/2021	2.14	0	0	1.00%	26.7%	12/31/2021	2.15	0	0	0.75%	27.1%
12/31/2020	1.69	0	0	1.25%	68.8%	12/31/2020	1.69	0	0	1.00%	69.1%	12/31/2020	1.69	0	0	0.75%	69.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.09	0	$0	0.50%	-3.3%	12/31/2022	$2.10	0	$0	0.25%	-3.1%	12/31/2022	$2.12	0	$0	0.00%	-2.8%
12/31/2021	2.16	0	0	0.50%	27.4%	12/31/2021	2.17	0	0	0.25%	27.7%	12/31/2021	2.18	0	0	0.00%	28.0%
12/31/2020	1.70	0	0	0.50%	69.8%	12/31/2020	1.70	0	0	0.25%	70.1%	12/31/2020	1.70	0	0	0.00%	70.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Comstock Fund R Class - 06-4PM

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$277,420	$304,555	10,534
Receivables: investments sold	808
Payables: investments purchased	-
Net assets	$278,228

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$278,228	174,991	$1.59
Band 100	-	-	1.60
Band 75	-	-	1.61
Band 50	-	-	1.62
Band 25	-	-	1.62
Band 0	-	-	1.63
Total	$278,228	174,991

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,484
Mortality & expense charges			(444)
Net investment income (loss)			1,040

Gain (loss) on investments:
Net realized gain (loss)			106
Realized gain distributions			27,011
Net change in unrealized appreciation (depreciation)			(27,135)
Net gain (loss)			(18)

Increase (decrease) in net assets from operations			$1,022

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,040	$-
Net realized gain (loss)		106	-
Realized gain distributions		27,011	-
Net change in unrealized appreciation (depreciation)		(27,135)	-

Increase (decrease) in net assets from operations		1,022	-

Contract owner transactions:
Proceeds from units sold		278,690	-
Cost of units redeemed		(1,373)	-
Account charges		(111)	-
Increase (decrease)		277,206	-
Net increase (decrease)		278,228	-
Net assets, beginning		-	-
Net assets, ending		$278,228	$-

Units sold		175,940	-
Units redeemed		(949)	-
Net increase (decrease)		174,991	-
Units outstanding, beginning		-	-
Units outstanding, ending		174,991	-

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$278,690
Cost of units redeemed/account charges			(1,484)
Net investment income (loss)			1,040
Net realized gain (loss)			106
Realized gain distributions			27,011
Net change in unrealized appreciation (depreciation)			(27,135)
Net assets			$278,228

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.59	175	$278	1.25%	-0.1%	12/31/2022	$1.60	0	$0	1.00%	0.2%	12/31/2022	$1.61	0	$0	0.75%	0.4%
12/31/2021	1.59	0	0	1.25%	32.2%	12/31/2021	1.60	0	0	1.00%	32.5%	12/31/2021	1.60	0	0	0.75%	32.8%
12/31/2020	1.20	0	0	1.25%	20.4%	12/31/2020	1.20	0	0	1.00%	20.4%	12/31/2020	1.20	0	0	0.75%	20.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.62	0	$0	0.50%	0.7%	12/31/2022	$1.62	0	$0	0.25%	0.9%	12/31/2022	$1.63	0	$0	0.00%	1.2%
12/31/2021	1.61	0	0	0.50%	33.2%	12/31/2021	1.61	0	0	0.25%	33.5%	12/31/2021	1.61	0	0	0.00%	33.8%
12/31/2020	1.21	0	0	0.50%	20.6%	12/31/2020	1.21	0	0	0.25%	20.6%	12/31/2020	1.21	0	0	0.00%	20.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.1%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Disc Mc Gr Retirement Class - 06-4HH

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.46
Band 100	-	-	1.47
Band 75	-	-	1.48
Band 50	-	-	1.49
Band 25	-	-	1.50
Band 0	-	-	1.51
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(51)
Net investment income (loss)			(51)

Gain (loss) on investments:
Net realized gain (loss)			(1,331)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(809)
Net gain (loss)			(2,140)

Increase (decrease) in net assets from operations			$(2,191)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(51)	$(59)
Net realized gain (loss)		(1,331)	170
Realized gain distributions		-	1,195
Net change in unrealized appreciation (depreciation)		(809)	(375)

Increase (decrease) in net assets from operations		(2,191)	931

Contract owner transactions:
Proceeds from units sold		1,368	1,599
Cost of units redeemed		(6,237)	(342)
Account charges		-	-
Increase (decrease)		(4,869)	1,257
Net increase (decrease)		(7,060)	2,188
Net assets, beginning		7,060	4,872
Net assets, ending		$-	$7,060

Units sold		858	867
Units redeemed		(4,125)	(245)
Net increase (decrease)		(3,267)	622
Units outstanding, beginning		3,267	2,645
Units outstanding, ending		-	3,267

* Date of Fund Inception into Variable Account: 3 /20 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$32,263
Cost of units redeemed/account charges			(38,743)
Net investment income (loss)			(202)
Net realized gain (loss)			5,309
Realized gain distributions			1,373
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.46	0	$0	1.25%	-32.1%	12/31/2022	$1.47	0	$0	1.00%	-32.0%	12/31/2022	$1.48	0	$0	0.75%	-31.8%
12/31/2021	2.15	0	0	1.25%	17.1%	12/31/2021	2.16	3	7	1.00%	17.4%	12/31/2021	2.17	0	0	0.75%	17.7%
12/31/2020	1.84	0	0	1.25%	83.8%	12/31/2020	1.84	3	5	1.00%	84.1%	12/31/2020	1.85	0	0	0.75%	84.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.49	0	$0	0.50%	-31.6%	12/31/2022	$1.50	0	$0	0.25%	-31.4%	12/31/2022	$1.51	0	$0	0.00%	-31.3%
12/31/2021	2.18	0	0	0.50%	17.9%	12/31/2021	2.19	0	0	0.25%	18.2%	12/31/2021	2.20	0	0	0.00%	18.5%
12/31/2020	1.85	0	0	0.50%	84.9%	12/31/2020	1.85	0	0	0.25%	85.2%	12/31/2020	1.86	0	0	0.00%	85.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Disc Mid Cap Gr A Class - 06-4H9

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$214,241	$236,790	10,492
Receivables: investments sold	4,312
Payables: investments purchased	-
Net assets	$218,553

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$218,553	148,614	$1.47
Band 100	-	-	1.48
Band 75	-	-	1.49
Band 50	-	-	1.50
Band 25	-	-	1.51
Band 0	-	-	1.52
Total	$218,553	148,614

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,454)
Net investment income (loss)			(2,454)

Gain (loss) on investments:
Net realized gain (loss)			54
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(76,395)
Net gain (loss)			(76,341)

Increase (decrease) in net assets from operations			$(78,795)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,454)	$(2,600)
Net realized gain (loss)		54	5,020
Realized gain distributions		-	35,479
Net change in unrealized appreciation (depreciation)		(76,395)	(4,538)

Increase (decrease) in net assets from operations		(78,795)	33,361

Contract owner transactions:
Proceeds from units sold		79,429	19,086
Cost of units redeemed		(6,737)	(11,911)
Account charges		(223)	(73)
Increase (decrease)		72,469	7,102
Net increase (decrease)		(6,326)	40,463
Net assets, beginning		224,879	184,416
Net assets, ending		$218,553	$224,879

Units sold		49,113	9,528
Units redeemed		(4,558)	(5,643)
Net increase (decrease)		44,555	3,885
Units outstanding, beginning		104,059	100,174
Units outstanding, ending		148,614	104,059

* Date of Fund Inception into Variable Account: 3 /20 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$228,206
Cost of units redeemed/account charges			(31,221)
Net investment income (loss)			(6,457)
Net realized gain (loss)			8,794
Realized gain distributions			41,780
Net change in unrealized appreciation (depreciation)			(22,549)
Net assets			$218,553

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.47	149	$219	1.25%	-32.0%	12/31/2022	$1.48	0	$0	1.00%	-31.8%	12/31/2022	$1.49	0	$0	0.75%	-31.6%
12/31/2021	2.16	104	225	1.25%	17.4%	12/31/2021	2.17	0	0	1.00%	17.7%	12/31/2021	2.18	0	0	0.75%	18.0%
12/31/2020	1.84	100	184	1.25%	84.1%	12/31/2020	1.84	0	0	1.00%	84.5%	12/31/2020	1.85	0	0	0.75%	84.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.50	0	$0	0.50%	-31.4%	12/31/2022	$1.51	0	$0	0.25%	-31.3%	12/31/2022	$1.52	0	$0	0.00%	-31.1%
12/31/2021	2.19	0	0	0.50%	18.3%	12/31/2021	2.20	0	0	0.25%	18.6%	12/31/2021	2.21	0	0	0.00%	18.9%
12/31/2020	1.85	0	0	0.50%	85.2%	12/31/2020	1.86	0	0	0.25%	85.5%	12/31/2020	1.86	0	0	0.00%	85.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Disc Mid Cap Gr Retirement Class - 06-4HC

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,324,020	$1,528,548	62,861
Receivables: investments sold	4,250
Payables: investments purchased	-
Net assets	$1,328,270

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,328,270	894,792	$1.48
Band 100	-	-	1.49
Band 75	-	-	1.51
Band 50	-	-	1.52
Band 25	-	-	1.53
Band 0	-	-	1.54
Total	$1,328,270	894,792

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(18,465)
Net investment income (loss)			(18,465)

Gain (loss) on investments:
Net realized gain (loss)			(981)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(601,471)
Net gain (loss)			(602,452)

Increase (decrease) in net assets from operations			$(620,917)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(18,465)	$(22,082)
Net realized gain (loss)		(981)	163,656
Realized gain distributions		-	303,237
Net change in unrealized appreciation (depreciation)		(601,471)	(165,641)

Increase (decrease) in net assets from operations		(620,917)	279,170

Contract owner transactions:
Proceeds from units sold		180,054	333,296
Cost of units redeemed		(175,293)	(447,491)
Account charges		(1,231)	(889)
Increase (decrease)		3,530	(115,084)
Net increase (decrease)		(617,387)	164,086
Net assets, beginning		1,945,657	1,781,571
Net assets, ending		$1,328,270	$1,945,657

Units sold		111,803	159,996
Units redeemed		(112,008)	(229,452)
Net increase (decrease)		(205)	(69,456)
Units outstanding, beginning		894,997	964,453
Units outstanding, ending		894,792	894,997

* Date of Fund Inception into Variable Account: 3 /20 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,925,736
Cost of units redeemed/account charges			(911,614)
Net investment income (loss)			(54,126)
Net realized gain (loss)			209,207
Realized gain distributions			363,595
Net change in unrealized appreciation (depreciation)			(204,528)
Net assets			$1,328,270

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.48	895	$1,328	1.25%	-31.7%	12/31/2022	$1.49	0	$0	1.00%	-31.5%	12/31/2022	$1.51	0	$0	0.75%	-31.4%
12/31/2021	2.17	895	1,946	1.25%	17.7%	12/31/2021	2.18	0	0	1.00%	18.0%	12/31/2021	2.19	0	0	0.75%	18.3%
12/31/2020	1.85	964	1,782	1.25%	84.7%	12/31/2020	1.85	0	0	1.00%	85.1%	12/31/2020	1.85	0	0	0.75%	85.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.52	0	$0	0.50%	-31.2%	12/31/2022	$1.53	0	$0	0.25%	-31.0%	12/31/2022	$1.54	0	$0	0.00%	-30.9%
12/31/2021	2.20	0	0	0.50%	18.6%	12/31/2021	2.21	0	0	0.25%	18.9%	12/31/2021	2.22	0	0	0.00%	19.2%
12/31/2020	1.86	0	0	0.50%	85.8%	12/31/2020	1.86	0	0	0.25%	86.2%	12/31/2020	1.87	0	0	0.00%	86.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco MAIN ST MID CAP Retirement Class - 06-4HG

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,018,736	$977,709	47,898
Receivables: investments sold	58
Payables: investments purchased	-
Net assets	$1,018,794

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$731,298	431,299	$1.70
Band 100	237,380	139,030	1.71
Band 75	-	-	1.72
Band 50	50,116	28,947	1.73
Band 25	-	-	1.74
Band 0	-	-	1.76
Total	$1,018,794	599,276

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(12,318)
Net investment income (loss)			(12,318)

Gain (loss) on investments:
Net realized gain (loss)			15,028
Realized gain distributions			39,896
Net change in unrealized appreciation (depreciation)			(237,103)
Net gain (loss)			(182,179)

Increase (decrease) in net assets from operations			$(194,497)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(12,318)	$(13,339)
Net realized gain (loss)		15,028	44,154
Realized gain distributions		39,896	206,915
Net change in unrealized appreciation (depreciation)		(237,103)	(13,896)

Increase (decrease) in net assets from operations		(194,497)	223,834

Contract owner transactions:
Proceeds from units sold		82,963	23,802
Cost of units redeemed		(92,015)	(123,924)
Account charges		(336)	(193)
Increase (decrease)		(9,388)	(100,315)
Net increase (decrease)		(203,885)	123,519
Net assets, beginning		1,222,679	1,099,160
Net assets, ending		$1,018,794	$1,222,679

Units sold		49,370	12,760
Units redeemed		(57,982)	(67,704)
Net increase (decrease)		(8,612)	(54,944)
Units outstanding, beginning		607,888	662,832
Units outstanding, ending		599,276	607,888

* Date of Fund Inception into Variable Account: 3 /20 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$942,949
Cost of units redeemed/account charges			(244,232)
Net investment income (loss)			(32,820)
Net realized gain (loss)			65,059
Realized gain distributions			246,811
Net change in unrealized appreciation (depreciation)			41,027
Net assets			$1,018,794

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.70	431	$731	1.25%	-15.6%	12/31/2022	$1.71	139	$237	1.00%	-15.4%	12/31/2022	$1.72	0	$0	0.75%	-15.2%
12/31/2021	2.01	449	902	1.25%	21.2%	12/31/2021	2.02	146	294	1.00%	21.5%	12/31/2021	2.03	0	0	0.75%	21.8%
12/31/2020	1.66	488	809	1.25%	65.7%	12/31/2020	1.66	155	258	1.00%	66.0%	12/31/2020	1.66	0	0	0.75%	66.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.73	29	$50	0.50%	-15.0%	12/31/2022	$1.74	0	$0	0.25%	-14.7%	12/31/2022	$1.76	0	$0	0.00%	-14.5%
12/31/2021	2.04	13	26	0.50%	22.1%	12/31/2021	2.04	0	0	0.25%	22.4%	12/31/2021	2.05	0	0	0.00%	22.7%
12/31/2020	1.67	19	32	0.50%	66.7%	12/31/2020	1.67	0	0	0.25%	67.0%	12/31/2020	1.67	0	0	0.00%	67.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco American Franchise Fund A Class - 06-023

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$79,848	$117,889	4,986
Receivables: investments sold	-
Payables: investments purchased	(18)
Net assets	$79,830

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$42,223	17,346	$2.43
Band 100	37,607	15,086	2.49
Band 75	-	-	2.55
Band 50	-	-	2.61
Band 25	-	-	2.68
Band 0	-	-	2.74
Total	$79,830	32,432

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,148)
Net investment income (loss)			(1,148)

Gain (loss) on investments:
Net realized gain (loss)			(8,740)
Realized gain distributions			6,189
Net change in unrealized appreciation (depreciation)			(46,437)
Net gain (loss)			(48,988)

Increase (decrease) in net assets from operations			$(50,136)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,148)	$(2,830)
Net realized gain (loss)		(8,740)	29,305
Realized gain distributions		6,189	46,371
Net change in unrealized appreciation (depreciation)		(46,437)	(54,173)

Increase (decrease) in net assets from operations		(50,136)	18,673

Contract owner transactions:
Proceeds from units sold		-	96,882
Cost of units redeemed		(91,785)	(73,172)
Account charges		(64)	(62)
Increase (decrease)		(91,849)	23,648
Net increase (decrease)		(141,985)	42,321
Net assets, beginning		221,815	179,494
Net assets, ending		$79,830	$221,815

Units sold		-	28,873
Units redeemed		(29,198)	(22,303)
Net increase (decrease)		(29,198)	6,570
Units outstanding, beginning		61,630	55,060
Units outstanding, ending		32,432	61,630

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$638,793
Cost of units redeemed/account charges			(775,862)
Net investment income (loss)			(25,206)
Net realized gain (loss)			108,220
Realized gain distributions			171,926
Net change in unrealized appreciation (depreciation)			(38,041)
Net assets			$79,830

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.43	17	$42	1.25%	-32.0%	12/31/2022	$2.49	15	$38	1.00%	-31.8%	12/31/2022	$2.55	0	$0	0.75%	-31.7%
12/31/2021	3.58	46	164	1.25%	10.5%	12/31/2021	3.66	16	58	1.00%	10.7%	12/31/2021	3.74	0	0	0.75%	11.0%
12/31/2020	3.24	38	122	1.25%	40.4%	12/31/2020	3.30	17	57	1.00%	40.8%	12/31/2020	3.36	0	0	0.75%	41.1%
12/31/2019	2.31	38	89	1.25%	34.8%	12/31/2019	2.35	18	43	1.00%	35.2%	12/31/2019	2.38	0	0	0.75%	35.5%
12/31/2018	1.71	94	160	1.25%	-5.0%	12/31/2018	1.74	20	34	1.00%	-4.7%	12/31/2018	1.76	0	0	0.75%	-4.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.61	0	$0	0.50%	-31.5%	12/31/2022	$2.68	0	$0	0.25%	-31.3%	12/31/2022	$2.74	0	$0	0.00%	-31.1%
12/31/2021	3.82	0	0	0.50%	11.3%	12/31/2021	3.90	0	0	0.25%	11.6%	12/31/2021	3.98	0	0	0.00%	11.8%
12/31/2020	3.43	0	0	0.50%	41.5%	12/31/2020	3.49	0	0	0.25%	41.8%	12/31/2020	3.56	0	0	0.00%	42.2%
12/31/2019	2.42	0	0	0.50%	35.8%	12/31/2019	2.46	0	0	0.25%	36.2%	12/31/2019	2.50	0	0	0.00%	36.5%
12/31/2018	1.78	0	0	0.50%	-4.3%	12/31/2018	1.81	0	0	0.25%	-4.0%	12/31/2018	1.83	0	0	0.00%	-3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco American Value Fund Y Class - 06-054

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$22,984	$23,959	780
Receivables: investments sold	2
Payables: investments purchased	-
Net assets	$22,986

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$22,986	15,679	$1.47
Band 100	-	-	1.50
Band 75	-	-	1.53
Band 50	-	-	1.56
Band 25	-	-	1.60
Band 0	-	-	1.63
Total	$22,986	15,679

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$94
Mortality & expense charges			(342)
Net investment income (loss)			(248)

Gain (loss) on investments:
Net realized gain (loss)			2,322
Realized gain distributions			5,236
Net change in unrealized appreciation (depreciation)			(9,152)
Net gain (loss)			(1,594)

Increase (decrease) in net assets from operations			$(1,842)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(248)	$(209)
Net realized gain (loss)		2,322	108
Realized gain distributions		5,236	3,297
Net change in unrealized appreciation (depreciation)		(9,152)	2,456

Increase (decrease) in net assets from operations		(1,842)	5,652

Contract owner transactions:
Proceeds from units sold		4,028	4,955
Cost of units redeemed		(10,042)	(18)
Account charges		(70)	(74)
Increase (decrease)		(6,084)	4,863
Net increase (decrease)		(7,926)	10,515
Net assets, beginning		30,912	20,397
Net assets, ending		$22,986	$30,912

Units sold		2,812	3,443
Units redeemed		(7,335)	(64)
Net increase (decrease)		(4,523)	3,379
Units outstanding, beginning		20,202	16,823
Units outstanding, ending		15,679	20,202

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$347,346
Cost of units redeemed/account charges			(361,470)
Net investment income (loss)			(7,386)
Net realized gain (loss)			(23,775)
Realized gain distributions			69,246
Net change in unrealized appreciation (depreciation)			(975)
Net assets			$22,986

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.47	16	$23	1.25%	-4.2%	12/31/2022	$1.50	0	$0	1.00%	-3.9%	12/31/2022	$1.53	0	$0	0.75%	-3.7%
12/31/2021	1.53	20	31	1.25%	26.2%	12/31/2021	1.56	0	0	1.00%	26.5%	12/31/2021	1.59	0	0	0.75%	26.8%
12/31/2020	1.21	17	20	1.25%	0.2%	12/31/2020	1.23	0	0	1.00%	0.5%	12/31/2020	1.25	0	0	0.75%	0.7%
12/31/2019	1.21	118	143	1.25%	23.4%	12/31/2019	1.23	0	0	1.00%	23.7%	12/31/2019	1.24	0	0	0.75%	24.0%
12/31/2018	0.98	198	194	1.25%	-13.7%	12/31/2018	0.99	0	0	1.00%	-13.5%	12/31/2018	1.00	0	0	0.75%	-13.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.56	0	$0	0.50%	-3.5%	12/31/2022	$1.60	0	$0	0.25%	-3.2%	12/31/2022	$1.63	0	$0	0.00%	-3.0%
12/31/2021	1.62	0	0	0.50%	27.2%	12/31/2021	1.65	0	0	0.25%	27.5%	12/31/2021	1.68	0	0	0.00%	27.8%
12/31/2020	1.27	0	0	0.50%	1.0%	12/31/2020	1.29	0	0	0.25%	1.2%	12/31/2020	1.32	0	0	0.00%	1.5%
12/31/2019	1.26	0	0	0.50%	24.3%	12/31/2019	1.28	0	0	0.25%	24.6%	12/31/2019	1.30	0	0	0.00%	24.9%
12/31/2018	1.01	0	0	0.50%	-13.0%	12/31/2018	1.03	0	0	0.25%	-12.8%	12/31/2018	1.04	0	0	0.00%	-12.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.3%
2021	0.5%
2020	0.1%
2019	0.2%
2018	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco SteelPath MLP Inc R6 Inst Class - 06-6CH (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.16
Band 100	-	-	1.17
Band 75	-	-	1.17
Band 50	-	-	1.17
Band 25	-	-	1.17
Band 0	-	-	1.18
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 2 /24 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.16	0	$0	1.25%	16.3%	12/31/2022	$1.17	0	$0	1.00%	16.6%	12/31/2022	$1.17	0	$0	0.75%	16.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.17	0	$0	0.50%	17.0%	12/31/2022	$1.17	0	$0	0.25%	17.3%	12/31/2022	$1.18	0	$0	0.00%	17.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%

The accompanying notes are an integral part of the financial statements.

Invesco Intl Small Comp R Class - 06-139 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.00
Band 100	-	-	1.00
Band 75	-	-	1.00
Band 50	-	-	1.00
Band 25	-	-	1.00
Band 0	-	-	1.00
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /7 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.00	0	$0	1.25%	-0.2%	12/31/2022	$1.00	0	$0	1.00%	-0.1%	12/31/2022	$1.00	0	$0	0.75%	0.0%
12/31/2020	0.00	0	0	1.25%	0.0%	12/31/2020	0.00	0	0	1.00%	0.0%	12/31/2020	0.00	0	0	0.75%	0.0%
12/31/2019	0.00	0	0	1.25%	0.0%	12/31/2019	0.00	0	0	1.00%	0.0%	12/31/2019	0.00	0	0	0.75%	0.0%
12/31/2018	0.00	0	0	1.25%	0.0%	12/31/2018	0.00	0	0	1.00%	0.0%	12/31/2018	0.00	0	0	0.75%	0.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.00	0	$0	0.50%	0.1%	12/31/2022	$1.00	0	$0	0.25%	0.2%	12/31/2022	$1.00	0	$0	0.00%	0.4%
12/31/2020	0.00	0	0	0.50%	0.0%	12/31/2020	0.00	0	0	0.25%	0.0%	12/31/2020	0.00	0	0	0.00%	0.0%
12/31/2019	0.00	0	0	0.50%	0.0%	12/31/2019	0.00	0	0	0.25%	0.0%	12/31/2019	0.00	0	0	0.00%	0.0%
12/31/2018	0.00	0	0	0.50%	0.0%	12/31/2018	0.00	0	0	0.25%	0.0%	12/31/2018	0.00	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Calamos Market Neutral Income R6 Class - 06-66R

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,880,895	$14,363,266	1,045,827
Receivables: investments sold	520,148
Payables: investments purchased	-
Net assets	$14,401,043

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$14,401,043	15,200,017	$0.95
Band 100	-	-	0.95
Band 75	-	-	0.95
Band 50	-	-	0.96
Band 25	-	-	0.96
Band 0	-	-	0.96
Total	$14,401,043	15,200,017

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$152,494
Mortality & expense charges			(146,952)
Net investment income (loss)			5,542

Gain (loss) on investments:
Net realized gain (loss)			(80,200)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(482,371)
Net gain (loss)			(562,571)

Increase (decrease) in net assets from operations			$(557,029)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,542	$-
Net realized gain (loss)		(80,200)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(482,371)	-

Increase (decrease) in net assets from operations		(557,029)	-

Contract owner transactions:
Proceeds from units sold		18,003,088	-
Cost of units redeemed		(3,003,286)	-
Account charges		(41,730)	-
Increase (decrease)		14,958,072	-
Net increase (decrease)		14,401,043	-
Net assets, beginning		-	-
Net assets, ending		$14,401,043	$-

Units sold		18,496,789	-
Units redeemed		(3,296,772)	-
Net increase (decrease)		15,200,017	-
Units outstanding, beginning		-	-
Units outstanding, ending		15,200,017	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$18,003,088
Cost of units redeemed/account charges			(3,045,016)
Net investment income (loss)			5,542
Net realized gain (loss)			(80,200)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(482,371)
Net assets			$14,401,043

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.95	15,200	$14,401	1.25%	-5.3%	12/31/2022	$0.95	0	$0	1.00%	-5.1%	12/31/2022	$0.95	0	$0	0.75%	-4.8%
12/31/2021	1.00	0	0	1.25%	0.1%	12/31/2021	1.00	0	0	1.00%	0.1%	12/31/2021	1.00	0	0	0.75%	0.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.96	0	$0	0.50%	-4.6%	12/31/2022	$0.96	0	$0	0.25%	-4.4%	12/31/2022	$0.96	0	$0	0.00%	-4.1%
12/31/2021	1.00	0	0	0.50%	0.1%	12/31/2021	1.00	0	0	0.25%	0.2%	12/31/2021	1.00	0	0	0.00%	0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.1%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Manning & Napier Pro-Blend Maximum Term Series S Class - 06-224

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$219,466	$219,002	10,797
Receivables: investments sold	156
Payables: investments purchased	-
Net assets	$219,622

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$219,622	99,812	$2.20
Band 100	-	-	2.29
Band 75	-	-	2.39
Band 50	-	-	2.48
Band 25	-	-	2.59
Band 0	-	-	2.69
Total	$219,622	99,812

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,037
Mortality & expense charges			(4,207)
Net investment income (loss)			(3,170)

Gain (loss) on investments:
Net realized gain (loss)			5,194
Realized gain distributions			30,352
Net change in unrealized appreciation (depreciation)			(118,172)
Net gain (loss)			(82,626)

Increase (decrease) in net assets from operations			$(85,796)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,170)	$(4,553)
Net realized gain (loss)		5,194	1,680
Realized gain distributions		30,352	22,418
Net change in unrealized appreciation (depreciation)		(118,172)	37,886

Increase (decrease) in net assets from operations		(85,796)	57,431

Contract owner transactions:
Proceeds from units sold		4,278	4,749
Cost of units redeemed		(97,231)	(1,226)
Account charges		(26)	(27)
Increase (decrease)		(92,979)	3,496
Net increase (decrease)		(178,775)	60,927
Net assets, beginning		398,397	337,470
Net assets, ending		$219,622	$398,397

Units sold		1,769	1,826
Units redeemed		(44,275)	(504)
Net increase (decrease)		(42,506)	1,322
Units outstanding, beginning		142,318	140,996
Units outstanding, ending		99,812	142,318

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$3,956,520
Cost of units redeemed/account charges			(4,437,860)
Net investment income (loss)			(120,881)
Net realized gain (loss)			157,261
Realized gain distributions			664,118
Net change in unrealized appreciation (depreciation)			464
Net assets			$219,622

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.20	100	$220	1.25%	-21.4%	12/31/2022	$2.29	0	$0	1.00%	-21.2%	12/31/2022	$2.39	0	$0	0.75%	-21.0%
12/31/2021	2.80	142	398	1.25%	17.0%	12/31/2021	2.91	0	0	1.00%	17.3%	12/31/2021	3.02	0	0	0.75%	17.5%
12/31/2020	2.39	141	337	1.25%	20.6%	12/31/2020	2.48	0	0	1.00%	20.9%	12/31/2020	2.57	0	0	0.75%	21.2%
12/31/2019	1.99	147	291	1.25%	26.1%	12/31/2019	2.05	0	0	1.00%	26.4%	12/31/2019	2.12	0	0	0.75%	26.7%
12/31/2018	1.57	1,153	1,816	1.25%	-7.5%	12/31/2018	1.62	0	0	1.00%	-7.3%	12/31/2018	1.67	0	0	0.75%	-7.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.48	0	$0	0.50%	-20.8%	12/31/2022	$2.59	0	$0	0.25%	-20.6%	12/31/2022	$2.69	0	$0	0.00%	-20.4%
12/31/2021	3.14	0	0	0.50%	17.8%	12/31/2021	3.26	0	0	0.25%	18.1%	12/31/2021	3.38	0	0	0.00%	18.4%
12/31/2020	2.66	0	0	0.50%	21.5%	12/31/2020	2.76	0	0	0.25%	21.8%	12/31/2020	2.86	0	0	0.00%	22.1%
12/31/2019	2.19	0	0	0.50%	27.0%	12/31/2019	2.27	0	0	0.25%	27.3%	12/31/2019	2.34	0	0	0.00%	27.6%
12/31/2018	1.73	0	0	0.50%	-6.8%	12/31/2018	1.78	0	0	0.25%	-6.6%	12/31/2018	1.83	0	0	0.00%	-6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.3%
2021	0.0%
2020	0.0%
2019	0.4%
2018	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Manning & Napier Pro-Blend Moderate Term Series S Class - 06-226

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$27,634	$30,504	2,176
Receivables: investments sold	-
Payables: investments purchased	(8)
Net assets	$27,626

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$27,626	16,924	$1.63
Band 100	-	-	1.70
Band 75	-	-	1.77
Band 50	-	-	1.84
Band 25	-	-	1.92
Band 0	-	-	2.00
Total	$27,626	16,924

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$253
Mortality & expense charges			(358)
Net investment income (loss)			(105)

Gain (loss) on investments:
Net realized gain (loss)			(39)
Realized gain distributions			17
Net change in unrealized appreciation (depreciation)			(4,863)
Net gain (loss)			(4,885)

Increase (decrease) in net assets from operations			$(4,990)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(105)	$(527)
Net realized gain (loss)		(39)	9,247
Realized gain distributions		17	1,833
Net change in unrealized appreciation (depreciation)		(4,863)	(5,671)

Increase (decrease) in net assets from operations		(4,990)	4,882

Contract owner transactions:
Proceeds from units sold		1,399	1,152
Cost of units redeemed		(306)	(82,572)
Account charges		(30)	(42)
Increase (decrease)		1,063	(81,462)
Net increase (decrease)		(3,927)	(76,580)
Net assets, beginning		31,553	108,133
Net assets, ending		$27,626	$31,553

Units sold		811	609
Units redeemed		(204)	(43,932)
Net increase (decrease)		607	(43,323)
Units outstanding, beginning		16,317	59,640
Units outstanding, ending		16,924	16,317

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$56,995,614
Cost of units redeemed/account charges			(61,597,914)
Net investment income (loss)			(405,548)
Net realized gain (loss)			531,719
Realized gain distributions			4,506,625
Net change in unrealized appreciation (depreciation)			(2,870)
Net assets			$27,626

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.63	17	$28	1.25%	-15.6%	12/31/2022	$1.70	0	$0	1.00%	-15.4%	12/31/2022	$1.77	0	$0	0.75%	-15.2%
12/31/2021	1.93	16	32	1.25%	6.7%	12/31/2021	2.01	0	0	1.00%	6.9%	12/31/2021	2.09	0	0	0.75%	7.2%
12/31/2020	1.81	60	108	1.25%	13.5%	12/31/2020	1.88	0	0	1.00%	13.8%	12/31/2020	1.95	0	0	0.75%	14.1%
12/31/2019	1.60	60	95	1.25%	14.7%	12/31/2019	1.65	0	0	1.00%	15.0%	12/31/2019	1.71	0	0	0.75%	15.3%
12/31/2018	1.39	3,982	5,546	1.25%	-4.7%	12/31/2018	1.44	0	0	1.00%	-4.5%	12/31/2018	1.48	0	0	0.75%	-4.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.84	0	$0	0.50%	-15.0%	12/31/2022	$1.92	0	$0	0.25%	-14.7%	12/31/2022	$2.00	0	$0	0.00%	-14.5%
12/31/2021	2.17	0	0	0.50%	7.5%	12/31/2021	2.25	0	0	0.25%	7.7%	12/31/2021	2.34	0	0	0.00%	8.0%
12/31/2020	2.02	0	0	0.50%	14.3%	12/31/2020	2.09	0	0	0.25%	14.6%	12/31/2020	2.16	0	0	0.00%	14.9%
12/31/2019	1.76	0	0	0.50%	15.6%	12/31/2019	1.82	0	0	0.25%	15.8%	12/31/2019	1.88	0	0	0.00%	16.1%
12/31/2018	1.53	0	0	0.50%	-4.0%	12/31/2018	1.57	0	0	0.25%	-3.8%	12/31/2018	1.62	0	0	0.00%	-3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.9%
2021	0.2%
2020	0.6%
2019	0.9%
2018	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Manning & Napier Pro-Blend Conservative Term Series S Class - 06-222

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$32,260	$37,186	2,668
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$32,259

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$32,259	20,048	$1.61
Band 100	-	-	1.68
Band 75	-	-	1.74
Band 50	-	-	1.82
Band 25	-	-	1.89
Band 0	-	-	1.97
Total	$32,259	20,048

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$426
Mortality & expense charges			(422)
Net investment income (loss)			4

Gain (loss) on investments:
Net realized gain (loss)			(95)
Realized gain distributions			457
Net change in unrealized appreciation (depreciation)			(4,921)
Net gain (loss)			(4,559)

Increase (decrease) in net assets from operations			$(4,555)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4	$(140)
Net realized gain (loss)		(95)	10
Realized gain distributions		457	1,620
Net change in unrealized appreciation (depreciation)		(4,921)	(38)

Increase (decrease) in net assets from operations		(4,555)	1,452

Contract owner transactions:
Proceeds from units sold		34	151
Cost of units redeemed		(405)	-
Account charges		(2)	(2)
Increase (decrease)		(373)	149
Net increase (decrease)		(4,928)	1,601
Net assets, beginning		37,187	35,586
Net assets, ending		$32,259	$37,187

Units sold		19	83
Units redeemed		(255)	(1)
Net increase (decrease)		(236)	82
Units outstanding, beginning		20,284	20,202
Units outstanding, ending		20,048	20,284

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$5,254,567
Cost of units redeemed/account charges			(5,584,797)
Net investment income (loss)			19,604
Net realized gain (loss)			52,422
Realized gain distributions			295,389
Net change in unrealized appreciation (depreciation)			(4,926)
Net assets			$32,259

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.61	20	$32	1.25%	-12.2%	12/31/2022	$1.68	0	$0	1.00%	-12.0%	12/31/2022	$1.74	0	$0	0.75%	-11.8%
12/31/2021	1.83	20	37	1.25%	4.1%	12/31/2021	1.90	0	0	1.00%	4.3%	12/31/2021	1.98	0	0	0.75%	4.6%
12/31/2020	1.76	20	36	1.25%	9.1%	12/31/2020	1.83	0	0	1.00%	9.4%	12/31/2020	1.89	0	0	0.75%	9.7%
12/31/2019	1.61	20	32	1.25%	11.6%	12/31/2019	1.67	0	0	1.00%	11.8%	12/31/2019	1.72	0	0	0.75%	12.1%
12/31/2018	1.45	693	1,003	1.25%	-3.5%	12/31/2018	1.49	0	0	1.00%	-3.2%	12/31/2018	1.54	0	0	0.75%	-3.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.82	0	$0	0.50%	-11.6%	12/31/2022	$1.89	0	$0	0.25%	-11.3%	12/31/2022	$1.97	0	$0	0.00%	-11.1%
12/31/2021	2.05	0	0	0.50%	4.9%	12/31/2021	2.13	0	0	0.25%	5.1%	12/31/2021	2.22	0	0	0.00%	5.4%
12/31/2020	1.96	0	0	0.50%	9.9%	12/31/2020	2.03	0	0	0.25%	10.2%	12/31/2020	2.10	0	0	0.00%	10.5%
12/31/2019	1.78	0	0	0.50%	12.4%	12/31/2019	1.84	0	0	0.25%	12.7%	12/31/2019	1.90	0	0	0.00%	13.0%
12/31/2018	1.59	0	0	0.50%	-2.7%	12/31/2018	1.63	0	0	0.25%	-2.5%	12/31/2018	1.69	0	0	0.00%	-2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.2%
2021	0.9%
2020	1.5%
2019	1.3%
2018	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Manning & Napier Pro-Blend Extended Term Series S Class - 06-223

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$24,334	$27,012	1,449
Receivables: investments sold	-
Payables: investments purchased	(8)
Net assets	$24,326

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$24,326	13,310	$1.83
Band 100	-	-	1.90
Band 75	-	-	1.98
Band 50	-	-	2.06
Band 25	-	-	2.15
Band 0	-	-	2.24
Total	$24,326	13,310

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$246
Mortality & expense charges			(310)
Net investment income (loss)			(64)

Gain (loss) on investments:
Net realized gain (loss)			(2)
Realized gain distributions			613
Net change in unrealized appreciation (depreciation)			(5,535)
Net gain (loss)			(4,924)

Increase (decrease) in net assets from operations			$(4,988)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(64)	$(246)
Net realized gain (loss)		(2)	565
Realized gain distributions		613	1,255
Net change in unrealized appreciation (depreciation)		(5,535)	850

Increase (decrease) in net assets from operations		(4,988)	2,424

Contract owner transactions:
Proceeds from units sold		1,715	4,930
Cost of units redeemed		-	(5,008)
Account charges		(31)	(35)
Increase (decrease)		1,684	(113)
Net increase (decrease)		(3,304)	2,311
Net assets, beginning		27,630	25,319
Net assets, ending		$24,326	$27,630

Units sold		893	2,394
Units redeemed		(16)	(2,484)
Net increase (decrease)		877	(90)
Units outstanding, beginning		12,433	12,523
Units outstanding, ending		13,310	12,433

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$7,278,829
Cost of units redeemed/account charges			(8,058,488)
Net investment income (loss)			(140,426)
Net realized gain (loss)			48,623
Realized gain distributions			898,466
Net change in unrealized appreciation (depreciation)			(2,678)
Net assets			$24,326

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.83	13	$24	1.25%	-17.8%	12/31/2022	$1.90	0	$0	1.00%	-17.6%	12/31/2022	$1.98	0	$0	0.75%	-17.3%
12/31/2021	2.22	12	28	1.25%	9.9%	12/31/2021	2.31	0	0	1.00%	10.2%	12/31/2021	2.40	0	0	0.75%	10.5%
12/31/2020	2.02	13	25	1.25%	16.1%	12/31/2020	2.09	0	0	1.00%	16.4%	12/31/2020	2.17	0	0	0.75%	16.7%
12/31/2019	1.74	11	19	1.25%	17.8%	12/31/2019	1.80	0	0	1.00%	18.1%	12/31/2019	1.86	0	0	0.75%	18.4%
12/31/2018	1.48	1,410	2,083	1.25%	-5.5%	12/31/2018	1.52	0	0	1.00%	-5.2%	12/31/2018	1.57	0	0	0.75%	-5.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.06	0	$0	0.50%	-17.1%	12/31/2022	$2.15	0	$0	0.25%	-16.9%	12/31/2022	$2.24	0	$0	0.00%	-16.7%
12/31/2021	2.49	0	0	0.50%	10.7%	12/31/2021	2.59	0	0	0.25%	11.0%	12/31/2021	2.69	0	0	0.00%	11.3%
12/31/2020	2.25	0	0	0.50%	17.0%	12/31/2020	2.33	0	0	0.25%	17.3%	12/31/2020	2.41	0	0	0.00%	17.6%
12/31/2019	1.92	0	0	0.50%	18.7%	12/31/2019	1.99	0	0	0.25%	19.0%	12/31/2019	2.05	0	0	0.00%	19.3%
12/31/2018	1.62	0	0	0.50%	-4.7%	12/31/2018	1.67	0	0	0.25%	-4.5%	12/31/2018	1.72	0	0	0.00%	-4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.9%
2021	0.3%
2020	0.4%
2019	0.7%
2018	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Mass Mutual Small Cap Growth Equity Inst Class - 06-4TW

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$831,929	$923,497	68,766
Receivables: investments sold	29,026
Payables: investments purchased	-
Net assets	$860,955

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$860,955	1,138,266	$0.76
Band 100	-	-	0.76
Band 75	-	-	0.76
Band 50	-	-	0.77
Band 25	-	-	0.77
Band 0	-	-	0.77
Total	$860,955	1,138,266

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$287
Mortality & expense charges			(7,786)
Net investment income (loss)			(7,499)

Gain (loss) on investments:
Net realized gain (loss)			(19,673)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(91,568)
Net gain (loss)			(111,241)

Increase (decrease) in net assets from operations			$(118,740)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,499)	$-
Net realized gain (loss)		(19,673)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(91,568)	-

Increase (decrease) in net assets from operations		(118,740)	-

Contract owner transactions:
Proceeds from units sold		1,119,412	-
Cost of units redeemed		(138,971)	-
Account charges		(746)	-
Increase (decrease)		979,695	-
Net increase (decrease)		860,955	-
Net assets, beginning		-	-
Net assets, ending		$860,955	$-

Units sold		1,330,134	-
Units redeemed		(191,868)	-
Net increase (decrease)		1,138,266	-
Units outstanding, beginning		-	-
Units outstanding, ending		1,138,266	-

* Date of Fund Inception into Variable Account: 3 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,119,412
Cost of units redeemed/account charges			(139,717)
Net investment income (loss)			(7,499)
Net realized gain (loss)			(19,673)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(91,568)
Net assets			$860,955

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.76	1,138	$861	1.25%	-26.8%	12/31/2022	$0.76	0	$0	1.00%	-26.6%	12/31/2022	$0.76	0	$0	0.75%	-26.4%
12/31/2021	1.03	0	0	1.25%	3.3%	12/31/2021	1.03	0	0	1.00%	3.5%	12/31/2021	1.04	0	0	0.75%	3.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.77	0	$0	0.50%	-26.2%	12/31/2022	$0.77	0	$0	0.25%	-26.0%	12/31/2022	$0.77	0	$0	0.00%	-25.8%
12/31/2021	1.04	0	0	0.50%	3.9%	12/31/2021	1.04	0	0	0.25%	4.1%	12/31/2021	1.04	0	0	0.00%	4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.1%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Mass Mutual Total Return Bond Fund Inst Class - 06-4TX (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.86
Band 100	-	-	0.86
Band 75	-	-	0.87
Band 50	-	-	0.87
Band 25	-	-	0.87
Band 0	-	-	0.88
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.86	0	$0	1.25%	-15.3%	12/31/2022	$0.86	0	$0	1.00%	-15.1%	12/31/2022	$0.87	0	$0	0.75%	-14.9%
12/31/2021	1.01	0	0	1.25%	1.3%	12/31/2021	1.01	0	0	1.00%	1.5%	12/31/2021	1.02	0	0	0.75%	1.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.87	0	$0	0.50%	-14.7%	12/31/2022	$0.87	0	$0	0.25%	-14.4%	12/31/2022	$0.88	0	$0	0.00%	-14.2%
12/31/2021	1.02	0	0	0.50%	1.9%	12/31/2021	1.02	0	0	0.25%	2.1%	12/31/2021	1.02	0	0	0.00%	2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Aggressive Growth Allocation Fund R3 Class - 06-058

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,184,698	$1,280,748	48,238
Receivables: investments sold	1,001
Payables: investments purchased	-
Net assets	$1,185,699

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,185,699	734,706	$1.61
Band 100	-	-	1.65
Band 75	-	-	1.68
Band 50	-	-	1.72
Band 25	-	-	1.76
Band 0	-	-	1.80
Total	$1,185,699	734,706

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$20,118
Mortality & expense charges			(15,839)
Net investment income (loss)			4,279

Gain (loss) on investments:
Net realized gain (loss)			6,502
Realized gain distributions			28,914
Net change in unrealized appreciation (depreciation)			(304,448)
Net gain (loss)			(269,032)

Increase (decrease) in net assets from operations			$(264,753)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,279	$24,614
Net realized gain (loss)		6,502	100,729
Realized gain distributions		28,914	51,899
Net change in unrealized appreciation (depreciation)		(304,448)	41,331

Increase (decrease) in net assets from operations		(264,753)	218,573

Contract owner transactions:
Proceeds from units sold		201,942	272,610
Cost of units redeemed		(183,785)	(257,263)
Account charges		(368)	(368)
Increase (decrease)		17,789	14,979
Net increase (decrease)		(246,964)	233,552
Net assets, beginning		1,432,663	1,199,111
Net assets, ending		$1,185,699	$1,432,663

Units sold		116,479	332,428
Units redeemed		(108,458)	(320,054)
Net increase (decrease)		8,021	12,374
Units outstanding, beginning		726,685	714,311
Units outstanding, ending		734,706	726,685

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,636,903
Cost of units redeemed/account charges			(656,457)
Net investment income (loss)			26,578
Net realized gain (loss)			121,407
Realized gain distributions			153,318
Net change in unrealized appreciation (depreciation)			(96,050)
Net assets			$1,185,699

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.61	735	$1,186	1.25%	-18.1%	12/31/2022	$1.65	0	$0	1.00%	-17.9%	12/31/2022	$1.68	0	$0	0.75%	-17.7%
12/31/2021	1.97	727	1,433	1.25%	17.4%	12/31/2021	2.01	0	0	1.00%	17.7%	12/31/2021	2.05	0	0	0.75%	18.0%
12/31/2020	1.68	714	1,199	1.25%	14.1%	12/31/2020	1.71	0	0	1.00%	14.4%	12/31/2020	1.73	0	0	0.75%	14.6%
12/31/2019	1.47	699	1,029	1.25%	28.0%	12/31/2019	1.49	0	0	1.00%	28.3%	12/31/2019	1.51	0	0	0.75%	28.6%
12/31/2018	1.15	17	20	1.25%	-8.1%	12/31/2018	1.16	0	0	1.00%	-7.9%	12/31/2018	1.18	0	0	0.75%	-7.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.72	0	$0	0.50%	-17.5%	12/31/2022	$1.76	0	$0	0.25%	-17.3%	12/31/2022	$1.80	0	$0	0.00%	-17.1%
12/31/2021	2.09	0	0	0.50%	18.3%	12/31/2021	2.13	0	0	0.25%	18.6%	12/31/2021	2.17	0	0	0.00%	18.9%
12/31/2020	1.76	0	0	0.50%	14.9%	12/31/2020	1.79	0	0	0.25%	15.2%	12/31/2020	1.82	0	0	0.00%	15.5%
12/31/2019	1.53	0	0	0.50%	28.9%	12/31/2019	1.56	0	0	0.25%	29.3%	12/31/2019	1.58	0	0	0.00%	29.6%
12/31/2018	1.19	0	0	0.50%	-7.4%	12/31/2018	1.20	0	0	0.25%	-7.2%	12/31/2018	1.22	0	0	0.00%	-7.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.5%
2021	3.2%
2020	0.5%
2019	2.1%
2018	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Mid Cap Growth Fund A Class - 06-365

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,095,638	$7,545,125	321,115
Receivables: investments sold	1,014
Payables: investments purchased	-
Net assets	$7,096,652

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,096,652	2,334,389	$3.04
Band 100	-	-	3.19
Band 75	-	-	3.35
Band 50	-	-	3.51
Band 25	-	-	3.69
Band 0	-	-	3.93
Total	$7,096,652	2,334,389

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(111,900)
Net investment income (loss)			(111,900)

Gain (loss) on investments:
Net realized gain (loss)			60,530
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(3,814,005)
Net gain (loss)			(3,753,475)

Increase (decrease) in net assets from operations			$(3,865,375)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(111,900)	$(305,142)
Net realized gain (loss)		60,530	7,002,739
Realized gain distributions		-	572,739
Net change in unrealized appreciation (depreciation)		(3,814,005)	(4,504,190)

Increase (decrease) in net assets from operations		(3,865,375)	2,766,146

Contract owner transactions:
Proceeds from units sold		1,174,340	6,749,862
Cost of units redeemed		(3,762,716)	(21,041,144)
Account charges		(5,266)	(33,876)
Increase (decrease)		(2,593,642)	(14,325,158)
Net increase (decrease)		(6,459,017)	(11,559,012)
Net assets, beginning		13,555,669	25,114,681
Net assets, ending		$7,096,652	$13,555,669

Units sold		358,159	1,774,537
Units redeemed		(1,171,288)	(5,177,373)
Net increase (decrease)		(813,129)	(3,402,836)
Units outstanding, beginning		3,147,518	6,550,354
Units outstanding, ending		2,334,389	3,147,518

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$42,106,602
Cost of units redeemed/account charges			(44,946,032)
Net investment income (loss)			(1,088,234)
Net realized gain (loss)			9,353,110
Realized gain distributions			2,120,693
Net change in unrealized appreciation (depreciation)			(449,487)
Net assets			$7,096,652

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.04	2,334	$7,097	1.25%	-29.4%	12/31/2022	$3.19	0	$0	1.00%	-29.2%	12/31/2022	$3.35	0	$0	0.75%	-29.1%
12/31/2021	4.31	3,148	13,556	1.25%	12.3%	12/31/2021	4.51	0	0	1.00%	12.6%	12/31/2021	4.72	0	0	0.75%	12.9%
12/31/2020	3.83	6,550	25,115	1.25%	33.6%	12/31/2020	4.00	0	0	1.00%	34.0%	12/31/2020	4.18	0	0	0.75%	34.3%
12/31/2019	2.87	7,684	22,045	1.25%	35.7%	12/31/2019	2.99	0	0	1.00%	36.1%	12/31/2019	3.11	0	0	0.75%	36.4%
12/31/2018	2.11	3,889	8,221	1.25%	-0.4%	12/31/2018	2.20	0	0	1.00%	-0.2%	12/31/2018	2.28	0	0	0.75%	0.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.51	0	$0	0.50%	-28.9%	12/31/2022	$3.69	0	$0	0.25%	-28.7%	12/31/2022	$3.93	0	$0	0.00%	-28.5%
12/31/2021	4.94	0	0	0.50%	13.2%	12/31/2021	5.17	0	0	0.25%	13.5%	12/31/2021	5.50	0	0	0.00%	13.7%
12/31/2020	4.36	0	0	0.50%	34.7%	12/31/2020	4.56	0	0	0.25%	35.0%	12/31/2020	4.84	0	0	0.00%	35.3%
12/31/2019	3.24	0	0	0.50%	36.7%	12/31/2019	3.38	0	0	0.25%	37.1%	12/31/2019	3.57	0	0	0.00%	37.4%
12/31/2018	2.37	0	0	0.50%	0.3%	12/31/2018	2.46	0	0	0.25%	0.6%	12/31/2018	2.60	0	0	0.00%	0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Aggressive Growth Allocation Fund R2 Class - 06-074

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$37,969	$42,509	1,562
Receivables: investments sold	-
Payables: investments purchased	(165)
Net assets	$37,804

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$37,804	23,927	$1.58
Band 100	-	-	1.61
Band 75	-	-	1.65
Band 50	-	-	1.68
Band 25	-	-	1.72
Band 0	-	-	1.76
Total	$37,804	23,927

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$558
Mortality & expense charges			(642)
Net investment income (loss)			(84)

Gain (loss) on investments:
Net realized gain (loss)			(538)
Realized gain distributions			940
Net change in unrealized appreciation (depreciation)			(12,056)
Net gain (loss)			(11,654)

Increase (decrease) in net assets from operations			$(11,738)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(84)	$427
Net realized gain (loss)		(538)	11,171
Realized gain distributions		940	1,811
Net change in unrealized appreciation (depreciation)		(12,056)	(1,541)

Increase (decrease) in net assets from operations		(11,738)	11,868

Contract owner transactions:
Proceeds from units sold		23,267	40,699
Cost of units redeemed		(51,839)	(41,768)
Account charges		-	(16)
Increase (decrease)		(28,572)	(1,085)
Net increase (decrease)		(40,310)	10,783
Net assets, beginning		78,114	67,331
Net assets, ending		$37,804	$78,114

Units sold		14,700	21,521
Units redeemed		(31,156)	(21,897)
Net increase (decrease)		(16,456)	(376)
Units outstanding, beginning		40,383	40,759
Units outstanding, ending		23,927	40,383

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$150,685
Cost of units redeemed/account charges			(124,279)
Net investment income (loss)			(111)
Net realized gain (loss)			8,086
Realized gain distributions			7,963
Net change in unrealized appreciation (depreciation)			(4,540)
Net assets			$37,804

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.58	24	$38	1.25%	-18.3%	12/31/2022	$1.61	0	$0	1.00%	-18.1%	12/31/2022	$1.65	0	$0	0.75%	-17.9%
12/31/2021	1.93	40	78	1.25%	17.1%	12/31/2021	1.97	0	0	1.00%	17.4%	12/31/2021	2.01	0	0	0.75%	17.7%
12/31/2020	1.65	41	67	1.25%	13.8%	12/31/2020	1.68	0	0	1.00%	14.1%	12/31/2020	1.71	0	0	0.75%	14.4%
12/31/2019	1.45	54	78	1.25%	27.7%	12/31/2019	1.47	0	0	1.00%	28.0%	12/31/2019	1.49	0	0	0.75%	28.3%
12/31/2018	1.14	9	11	1.25%	-8.4%	12/31/2018	1.15	0	0	1.00%	-8.1%	12/31/2018	1.16	0	0	0.75%	-7.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.68	0	$0	0.50%	-17.7%	12/31/2022	$1.72	0	$0	0.25%	-17.5%	12/31/2022	$1.76	0	$0	0.00%	-17.3%
12/31/2021	2.05	0	0	0.50%	18.0%	12/31/2021	2.09	0	0	0.25%	18.3%	12/31/2021	2.12	0	0	0.00%	18.6%
12/31/2020	1.73	0	0	0.50%	14.7%	12/31/2020	1.76	0	0	0.25%	14.9%	12/31/2020	1.79	0	0	0.00%	15.2%
12/31/2019	1.51	0	0	0.50%	28.7%	12/31/2019	1.53	0	0	0.25%	29.0%	12/31/2019	1.56	0	0	0.00%	29.3%
12/31/2018	1.18	0	0	0.50%	-7.7%	12/31/2018	1.19	0	0	0.25%	-7.5%	12/31/2018	1.20	0	0	0.00%	-7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.0%
2021	1.8%
2020	0.2%
2019	1.5%
2018	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Mid Cap Value Fund R3 Class - 06-891

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,484,059	$1,469,528	54,331
Receivables: investments sold	-
Payables: investments purchased	(9,509)
Net assets	$1,474,550

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,474,550	877,066	$1.68
Band 100	-	-	1.72
Band 75	-	-	1.75
Band 50	-	-	1.79
Band 25	-	-	1.82
Band 0	-	-	1.86
Total	$1,474,550	877,066

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$20,591
Mortality & expense charges			(22,885)
Net investment income (loss)			(2,294)

Gain (loss) on investments:
Net realized gain (loss)			239,727
Realized gain distributions			54,628
Net change in unrealized appreciation (depreciation)			(557,960)
Net gain (loss)			(263,605)

Increase (decrease) in net assets from operations			$(265,899)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,294)	$(9,057)
Net realized gain (loss)		239,727	241,125
Realized gain distributions		54,628	134,592
Net change in unrealized appreciation (depreciation)		(557,960)	280,982

Increase (decrease) in net assets from operations		(265,899)	647,642

Contract owner transactions:
Proceeds from units sold		478,299	1,152,311
Cost of units redeemed		(1,635,487)	(976,526)
Account charges		(3,023)	(10,188)
Increase (decrease)		(1,160,211)	165,597
Net increase (decrease)		(1,426,110)	813,239
Net assets, beginning		2,900,660	2,087,421
Net assets, ending		$1,474,550	$2,900,660

Units sold		275,145	696,776
Units redeemed		(948,957)	(584,782)
Net increase (decrease)		(673,812)	111,994
Units outstanding, beginning		1,550,878	1,438,884
Units outstanding, ending		877,066	1,550,878

* Date of Fund Inception into Variable Account: 12 /12 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$15,580,638
Cost of units redeemed/account charges			(16,370,840)
Net investment income (loss)			(107,347)
Net realized gain (loss)			1,847,827
Realized gain distributions			509,741
Net change in unrealized appreciation (depreciation)			14,531
Net assets			$1,474,550

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.68	877	$1,475	1.25%	-10.1%	12/31/2022	$1.72	0	$0	1.00%	-9.9%	12/31/2022	$1.75	0	$0	0.75%	-9.7%
12/31/2021	1.87	1,551	2,901	1.25%	28.9%	12/31/2021	1.90	0	0	1.00%	29.2%	12/31/2021	1.94	0	0	0.75%	29.6%
12/31/2020	1.45	1,439	2,087	1.25%	2.7%	12/31/2020	1.47	0	0	1.00%	3.0%	12/31/2020	1.50	0	0	0.75%	3.2%
12/31/2019	1.41	1,337	1,888	1.25%	28.9%	12/31/2019	1.43	0	0	1.00%	29.2%	12/31/2019	1.45	0	0	0.75%	29.5%
12/31/2018	1.10	1,664	1,824	1.25%	-12.7%	12/31/2018	1.11	0	0	1.00%	-12.5%	12/31/2018	1.12	0	0	0.75%	-12.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.79	0	$0	0.50%	-9.4%	12/31/2022	$1.82	0	$0	0.25%	-9.2%	12/31/2022	$1.86	0	$0	0.00%	-9.0%
12/31/2021	1.97	0	0	0.50%	29.9%	12/31/2021	2.01	0	0	0.25%	30.2%	12/31/2021	2.04	0	0	0.00%	30.5%
12/31/2020	1.52	0	0	0.50%	3.5%	12/31/2020	1.54	0	0	0.25%	3.7%	12/31/2020	1.56	0	0	0.00%	4.0%
12/31/2019	1.47	0	0	0.50%	29.8%	12/31/2019	1.49	0	0	0.25%	30.2%	12/31/2019	1.50	0	0	0.00%	30.5%
12/31/2018	1.13	0	0	0.50%	-12.1%	12/31/2018	1.14	0	0	0.25%	-11.9%	12/31/2018	1.15	0	0	0.00%	-11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.9%
2021	1.0%
2020	0.7%
2019	0.9%
2018	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Conservative Allocation Fund R2 Class - 06-075

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$374,534	$413,792	25,387
Receivables: investments sold	694
Payables: investments purchased	-
Net assets	$375,228

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$375,228	311,612	$1.20
Band 100	-	-	1.23
Band 75	-	-	1.26
Band 50	-	-	1.28
Band 25	-	-	1.31
Band 0	-	-	1.34
Total	$375,228	311,612

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$8,801
Mortality & expense charges			(4,856)
Net investment income (loss)			3,945

Gain (loss) on investments:
Net realized gain (loss)			6,991
Realized gain distributions			2,959
Net change in unrealized appreciation (depreciation)			(78,030)
Net gain (loss)			(68,080)

Increase (decrease) in net assets from operations			$(64,135)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,945	$3,914
Net realized gain (loss)		6,991	26,224
Realized gain distributions		2,959	4,304
Net change in unrealized appreciation (depreciation)		(78,030)	(2,662)

Increase (decrease) in net assets from operations		(64,135)	31,780

Contract owner transactions:
Proceeds from units sold		235,801	75,525
Cost of units redeemed		(207,308)	(175,824)
Account charges		(324)	(75)
Increase (decrease)		28,169	(100,374)
Net increase (decrease)		(35,966)	(68,594)
Net assets, beginning		411,194	479,788
Net assets, ending		$375,228	$411,194

Units sold		179,257	54,720
Units redeemed		(158,716)	(124,519)
Net increase (decrease)		20,541	(69,799)
Units outstanding, beginning		291,071	360,870
Units outstanding, ending		311,612	291,071

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$836,507
Cost of units redeemed/account charges			(492,791)
Net investment income (loss)			13,326
Net realized gain (loss)			34,154
Realized gain distributions			23,290
Net change in unrealized appreciation (depreciation)			(39,258)
Net assets			$375,228

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.20	312	$375	1.25%	-14.8%	12/31/2022	$1.23	0	$0	1.00%	-14.5%	12/31/2022	$1.26	0	$0	0.75%	-14.3%
12/31/2021	1.41	291	411	1.25%	6.3%	12/31/2021	1.44	0	0	1.00%	6.5%	12/31/2021	1.47	0	0	0.75%	6.8%
12/31/2020	1.33	361	480	1.25%	9.9%	12/31/2020	1.35	0	0	1.00%	10.2%	12/31/2020	1.37	0	0	0.75%	10.5%
12/31/2019	1.21	151	183	1.25%	15.4%	12/31/2019	1.23	0	0	1.00%	15.7%	12/31/2019	1.24	0	0	0.75%	15.9%
12/31/2018	1.05	132	139	1.25%	-4.6%	12/31/2018	1.06	0	0	1.00%	-4.3%	12/31/2018	1.07	0	0	0.75%	-4.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.28	0	$0	0.50%	-14.1%	12/31/2022	$1.31	0	$0	0.25%	-13.9%	12/31/2022	$1.34	0	$0	0.00%	-13.7%
12/31/2021	1.49	0	0	0.50%	7.1%	12/31/2021	1.52	0	0	0.25%	7.3%	12/31/2021	1.55	0	0	0.00%	7.6%
12/31/2020	1.40	0	0	0.50%	10.8%	12/31/2020	1.42	0	0	0.25%	11.1%	12/31/2020	1.44	0	0	0.00%	11.3%
12/31/2019	1.26	0	0	0.50%	16.2%	12/31/2019	1.28	0	0	0.25%	16.5%	12/31/2019	1.30	0	0	0.00%	16.8%
12/31/2018	1.08	0	0	0.50%	-3.9%	12/31/2018	1.10	0	0	0.25%	-3.6%	12/31/2018	1.11	0	0	0.00%	-3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.2%
2021	2.3%
2020	2.0%
2019	2.1%
2018	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Mid Cap Value Fund R2 Class - 06-922

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,090,316	$1,126,922	38,043
Receivables: investments sold	-
Payables: investments purchased	(79,887)
Net assets	$1,010,429

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,010,429	613,468	$1.65
Band 100	-	-	1.68
Band 75	-	-	1.71
Band 50	-	-	1.75
Band 25	-	-	1.79
Band 0	-	-	1.82
Total	$1,010,429	613,468

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$11,922
Mortality & expense charges			(13,894)
Net investment income (loss)			(1,972)

Gain (loss) on investments:
Net realized gain (loss)			49,459
Realized gain distributions			40,772
Net change in unrealized appreciation (depreciation)			(228,452)
Net gain (loss)			(138,221)

Increase (decrease) in net assets from operations			$(140,193)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,972)	$(5,084)
Net realized gain (loss)		49,459	292,150
Realized gain distributions		40,772	58,653
Net change in unrealized appreciation (depreciation)		(228,452)	(16,762)

Increase (decrease) in net assets from operations		(140,193)	328,957

Contract owner transactions:
Proceeds from units sold		519,918	756,831
Cost of units redeemed		(559,706)	(982,871)
Account charges		(2,990)	(4,698)
Increase (decrease)		(42,778)	(230,738)
Net increase (decrease)		(182,971)	98,219
Net assets, beginning		1,193,400	1,095,181
Net assets, ending		$1,010,429	$1,193,400

Units sold		306,961	464,351
Units redeemed		(343,245)	(562,835)
Net increase (decrease)		(36,284)	(98,484)
Units outstanding, beginning		649,752	748,236
Units outstanding, ending		613,468	649,752

* Date of Fund Inception into Variable Account: 12 /12 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$11,724,965
Cost of units redeemed/account charges			(12,652,493)
Net investment income (loss)			(85,732)
Net realized gain (loss)			1,695,483
Realized gain distributions			364,812
Net change in unrealized appreciation (depreciation)			(36,606)
Net assets			$1,010,429

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.65	613	$1,010	1.25%	-10.3%	12/31/2022	$1.68	0	$0	1.00%	-10.1%	12/31/2022	$1.71	0	$0	0.75%	-9.9%
12/31/2021	1.84	650	1,193	1.25%	28.5%	12/31/2021	1.87	0	0	1.00%	28.8%	12/31/2021	1.90	0	0	0.75%	29.2%
12/31/2020	1.43	518	740	1.25%	2.5%	12/31/2020	1.45	0	0	1.00%	2.7%	12/31/2020	1.47	0	0	0.75%	3.0%
12/31/2019	1.39	402	561	1.25%	28.6%	12/31/2019	1.41	0	0	1.00%	28.9%	12/31/2019	1.43	0	0	0.75%	29.3%
12/31/2018	1.08	938	1,017	1.25%	-13.0%	12/31/2018	1.10	0	0	1.00%	-12.8%	12/31/2018	1.11	0	0	0.75%	-12.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.75	0	$0	0.50%	-9.6%	12/31/2022	$1.79	0	$0	0.25%	-9.4%	12/31/2022	$1.82	0	$0	0.00%	-9.2%
12/31/2021	1.94	0	0	0.50%	29.5%	12/31/2021	1.97	0	0	0.25%	29.8%	12/31/2021	2.01	0	0	0.00%	30.1%
12/31/2020	1.50	0	0	0.50%	3.2%	12/31/2020	1.52	0	0	0.25%	3.5%	12/31/2020	1.54	230	355	0.00%	3.8%
12/31/2019	1.45	0	0	0.50%	29.6%	12/31/2019	1.47	0	0	0.25%	29.9%	12/31/2019	1.49	188	280	0.00%	30.2%
12/31/2018	1.12	0	0	0.50%	-12.3%	12/31/2018	1.13	0	0	0.25%	-12.1%	12/31/2018	1.14	117	133	0.00%	-11.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.1%
2021	0.7%
2020	0.6%
2019	0.7%
2018	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Conservative Allocation Fund R3 Class - 06-059

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,007,256	$1,159,848	66,481
Receivables: investments sold	-
Payables: investments purchased	(1,387)
Net assets	$1,005,869

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,005,869	818,083	$1.23
Band 100	-	-	1.26
Band 75	-	-	1.28
Band 50	-	-	1.31
Band 25	-	-	1.34
Band 0	-	-	1.37
Total	$1,005,869	818,083

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$26,472
Mortality & expense charges			(15,252)
Net investment income (loss)			11,220

Gain (loss) on investments:
Net realized gain (loss)			(38,485)
Realized gain distributions			7,855
Net change in unrealized appreciation (depreciation)			(209,470)
Net gain (loss)			(240,100)

Increase (decrease) in net assets from operations			$(228,880)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11,220	$23,005
Net realized gain (loss)		(38,485)	149,730
Realized gain distributions		7,855	18,815
Net change in unrealized appreciation (depreciation)		(209,470)	(90,719)

Increase (decrease) in net assets from operations		(228,880)	100,831

Contract owner transactions:
Proceeds from units sold		136,429	1,341,468
Cost of units redeemed		(801,615)	(1,272,569)
Account charges		(576)	(1,602)
Increase (decrease)		(665,762)	67,297
Net increase (decrease)		(894,642)	168,128
Net assets, beginning		1,900,511	1,732,383
Net assets, ending		$1,005,869	$1,900,511

Units sold		104,634	1,077,837
Units redeemed		(606,970)	(1,039,494)
Net increase (decrease)		(502,336)	38,343
Units outstanding, beginning		1,320,419	1,282,076
Units outstanding, ending		818,083	1,320,419

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$4,685,522
Cost of units redeemed/account charges			(3,871,942)
Net investment income (loss)			73,482
Net realized gain (loss)			170,709
Realized gain distributions			100,690
Net change in unrealized appreciation (depreciation)			(152,592)
Net assets			$1,005,869

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.23	818	$1,006	1.25%	-14.6%	12/31/2022	$1.26	0	$0	1.00%	-14.4%	12/31/2022	$1.28	0	$0	0.75%	-14.1%
12/31/2021	1.44	1,320	1,901	1.25%	6.5%	12/31/2021	1.47	0	0	1.00%	6.8%	12/31/2021	1.49	0	0	0.75%	7.1%
12/31/2020	1.35	1,282	1,732	1.25%	10.2%	12/31/2020	1.37	0	0	1.00%	10.5%	12/31/2020	1.40	0	0	0.75%	10.8%
12/31/2019	1.23	1,119	1,371	1.25%	15.6%	12/31/2019	1.24	0	0	1.00%	15.9%	12/31/2019	1.26	0	0	0.75%	16.2%
12/31/2018	1.06	783	830	1.25%	-4.3%	12/31/2018	1.07	0	0	1.00%	-4.0%	12/31/2018	1.08	0	0	0.75%	-3.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.31	0	$0	0.50%	-13.9%	12/31/2022	$1.34	0	$0	0.25%	-13.7%	12/31/2022	$1.37	0	$0	0.00%	-13.5%
12/31/2021	1.52	0	0	0.50%	7.3%	12/31/2021	1.55	0	0	0.25%	7.6%	12/31/2021	1.58	0	0	0.00%	7.9%
12/31/2020	1.42	0	0	0.50%	11.1%	12/31/2020	1.44	0	0	0.25%	11.3%	12/31/2020	1.47	0	0	0.00%	11.6%
12/31/2019	1.28	0	0	0.50%	16.4%	12/31/2019	1.30	0	0	0.25%	16.7%	12/31/2019	1.31	0	0	0.00%	17.0%
12/31/2018	1.10	0	0	0.50%	-3.6%	12/31/2018	1.11	0	0	0.25%	-3.3%	12/31/2018	1.12	0	0	0.00%	-3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.8%
2021	2.5%
2020	1.6%
2019	2.5%
2018	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Moderate Allocation Fund R2 Class - 06-077

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.33
Band 100	-	-	1.36
Band 75	-	-	1.39
Band 50	-	-	1.42
Band 25	-	-	1.45
Band 0	-	-	1.48
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,862
Mortality & expense charges			(6,206)
Net investment income (loss)			(4,344)

Gain (loss) on investments:
Net realized gain (loss)			10,589
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(121,784)
Net gain (loss)			(111,195)

Increase (decrease) in net assets from operations			$(115,539)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,344)	$9,865
Net realized gain (loss)		10,589	50,894
Realized gain distributions		-	21,665
Net change in unrealized appreciation (depreciation)		(121,784)	9,536

Increase (decrease) in net assets from operations		(115,539)	91,960

Contract owner transactions:
Proceeds from units sold		41,735	79,361
Cost of units redeemed		(752,319)	(228,250)
Account charges		(24)	(142)
Increase (decrease)		(710,608)	(149,031)
Net increase (decrease)		(826,147)	(57,071)
Net assets, beginning		826,147	883,218
Net assets, ending		$-	$826,147

Units sold		29,154	52,058
Units redeemed		(548,045)	(143,790)
Net increase (decrease)		(518,891)	(91,732)
Units outstanding, beginning		518,891	610,623
Units outstanding, ending		-	518,891

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$843,390
Cost of units redeemed/account charges			(1,018,270)
Net investment income (loss)			17,473
Net realized gain (loss)			62,901
Realized gain distributions			94,506
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.33	0	$0	1.25%	-16.5%	12/31/2022	$1.36	0	$0	1.00%	-16.3%	12/31/2022	$1.39	0	$0	0.75%	-16.1%
12/31/2021	1.59	519	826	1.25%	10.1%	12/31/2021	1.62	0	0	1.00%	10.4%	12/31/2021	1.65	0	0	0.75%	10.6%
12/31/2020	1.45	611	883	1.25%	11.9%	12/31/2020	1.47	0	0	1.00%	12.2%	12/31/2020	1.49	0	0	0.75%	12.5%
12/31/2019	1.29	556	719	1.25%	20.0%	12/31/2019	1.31	0	0	1.00%	20.3%	12/31/2019	1.33	0	0	0.75%	20.6%
12/31/2018	1.08	500	539	1.25%	-5.9%	12/31/2018	1.09	0	0	1.00%	-5.7%	12/31/2018	1.10	0	0	0.75%	-5.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.42	0	$0	0.50%	-15.8%	12/31/2022	$1.45	0	$0	0.25%	-15.6%	12/31/2022	$1.48	0	$0	0.00%	-15.4%
12/31/2021	1.68	0	0	0.50%	10.9%	12/31/2021	1.72	0	0	0.25%	11.2%	12/31/2021	1.75	0	0	0.00%	11.5%
12/31/2020	1.52	0	0	0.50%	12.7%	12/31/2020	1.54	0	0	0.25%	13.0%	12/31/2020	1.57	0	0	0.00%	13.3%
12/31/2019	1.35	0	0	0.50%	20.9%	12/31/2019	1.37	0	0	0.25%	21.2%	12/31/2019	1.38	0	0	0.00%	21.5%
12/31/2018	1.11	0	0	0.50%	-5.2%	12/31/2018	1.13	0	0	0.25%	-4.9%	12/31/2018	1.14	0	0	0.00%	-4.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.5%
2021	2.5%
2020	1.1%
2019	1.8%
2018	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Emerging Markets Debt Fund R2 Class - 06-013

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,481	$1,790	126
Receivables: investments sold	-
Payables: investments purchased	(18)
Net assets	$1,463

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,463	1,395	$1.05
Band 100	-	-	1.07
Band 75	-	-	1.10
Band 50	-	-	1.13
Band 25	-	-	1.15
Band 0	-	-	1.18
Total	$1,463	1,395

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$79
Mortality & expense charges			(15)
Net investment income (loss)			64

Gain (loss) on investments:
Net realized gain (loss)			(2)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(292)
Net gain (loss)			(294)

Increase (decrease) in net assets from operations			$(230)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$64	$29
Net realized gain (loss)		(2)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(292)	(76)

Increase (decrease) in net assets from operations		(230)	(47)

Contract owner transactions:
Proceeds from units sold		330	359
Cost of units redeemed		(18)	-
Account charges		-	-
Increase (decrease)		312	359
Net increase (decrease)		82	312
Net assets, beginning		1,381	1,069
Net assets, ending		$1,463	$1,381

Units sold		311	284
Units redeemed		(17)	-
Net increase (decrease)		294	284
Units outstanding, beginning		1,101	817
Units outstanding, ending		1,395	1,101

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,679
Cost of units redeemed/account charges			(18)
Net investment income (loss)			113
Net realized gain (loss)			(2)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(309)
Net assets			$1,463

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.05	1	$1	1.25%	-16.4%	12/31/2022	$1.07	0	$0	1.00%	-16.2%	12/31/2022	$1.10	0	$0	0.75%	-16.0%
12/31/2021	1.25	1	1	1.25%	-4.1%	12/31/2021	1.28	0	0	1.00%	-3.8%	12/31/2021	1.31	0	0	0.75%	-3.6%
12/31/2020	1.31	1	1	1.25%	6.2%	12/31/2020	1.33	0	0	1.00%	6.4%	12/31/2020	1.36	0	0	0.75%	6.7%
12/31/2019	1.23	0	0	1.25%	12.1%	12/31/2019	1.25	0	0	1.00%	12.4%	12/31/2019	1.27	0	0	0.75%	12.6%
12/31/2018	1.10	0	0	1.25%	-6.7%	12/31/2018	1.11	0	0	1.00%	-6.4%	12/31/2018	1.13	0	0	0.75%	-6.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.13	0	$0	0.50%	-15.8%	12/31/2022	$1.15	0	$0	0.25%	-15.6%	12/31/2022	$1.18	0	$0	0.00%	-15.3%
12/31/2021	1.34	0	0	0.50%	-3.4%	12/31/2021	1.37	0	0	0.25%	-3.1%	12/31/2021	1.40	0	0	0.00%	-2.9%
12/31/2020	1.38	0	0	0.50%	7.0%	12/31/2020	1.41	0	0	0.25%	7.2%	12/31/2020	1.44	0	0	0.00%	7.5%
12/31/2019	1.29	0	0	0.50%	12.9%	12/31/2019	1.32	0	0	0.25%	13.2%	12/31/2019	1.34	0	0	0.00%	13.5%
12/31/2018	1.15	0	0	0.50%	-6.0%	12/31/2018	1.16	0	0	0.25%	-5.7%	12/31/2018	1.18	0	0	0.00%	-5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	5.6%
2021	3.5%
2020	4.1%
2019	2.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Moderate Allocation Fund R3 Class - 06-061

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,605,014	$3,874,152	207,853
Receivables: investments sold	3,316
Payables: investments purchased	-
Net assets	$3,608,330

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,608,330	2,657,279	$1.36
Band 100	-	-	1.39
Band 75	-	-	1.42
Band 50	-	-	1.45
Band 25	-	-	1.48
Band 0	-	-	1.51
Total	$3,608,330	2,657,279

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$86,046
Mortality & expense charges			(47,084)
Net investment income (loss)			38,962

Gain (loss) on investments:
Net realized gain (loss)			12,556
Realized gain distributions			58,648
Net change in unrealized appreciation (depreciation)			(810,534)
Net gain (loss)			(739,330)

Increase (decrease) in net assets from operations			$(700,368)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$38,962	$67,309
Net realized gain (loss)		12,556	106,325
Realized gain distributions		58,648	112,090
Net change in unrealized appreciation (depreciation)		(810,534)	132,715

Increase (decrease) in net assets from operations		(700,368)	418,439

Contract owner transactions:
Proceeds from units sold		453,578	746,787
Cost of units redeemed		(485,484)	(599,990)
Account charges		(204)	(319)
Increase (decrease)		(32,110)	146,478
Net increase (decrease)		(732,478)	564,917
Net assets, beginning		4,340,808	3,775,891
Net assets, ending		$3,608,330	$4,340,808

Units sold		317,960	558,313
Units redeemed		(337,591)	(450,082)
Net increase (decrease)		(19,631)	108,231
Units outstanding, beginning		2,676,910	2,568,679
Units outstanding, ending		2,657,279	2,676,910

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$5,129,134
Cost of units redeemed/account charges			(1,914,722)
Net investment income (loss)			141,854
Net realized gain (loss)			165,409
Realized gain distributions			355,793
Net change in unrealized appreciation (depreciation)			(269,138)
Net assets			$3,608,330

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.36	2,657	$3,608	1.25%	-16.3%	12/31/2022	$1.39	0	$0	1.00%	-16.1%	12/31/2022	$1.42	0	$0	0.75%	-15.8%
12/31/2021	1.62	2,677	4,341	1.25%	10.3%	12/31/2021	1.65	0	0	1.00%	10.6%	12/31/2021	1.68	0	0	0.75%	10.9%
12/31/2020	1.47	2,569	3,776	1.25%	12.2%	12/31/2020	1.49	0	0	1.00%	12.5%	12/31/2020	1.52	0	0	0.75%	12.8%
12/31/2019	1.31	2,513	3,293	1.25%	20.2%	12/31/2019	1.33	0	0	1.00%	20.5%	12/31/2019	1.35	0	0	0.75%	20.8%
12/31/2018	1.09	108	118	1.25%	-5.6%	12/31/2018	1.10	0	0	1.00%	-5.4%	12/31/2018	1.11	0	0	0.75%	-5.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.45	0	$0	0.50%	-15.6%	12/31/2022	$1.48	0	$0	0.25%	-15.4%	12/31/2022	$1.51	0	$0	0.00%	-15.2%
12/31/2021	1.72	0	0	0.50%	11.1%	12/31/2021	1.75	0	0	0.25%	11.4%	12/31/2021	1.78	0	0	0.00%	11.7%
12/31/2020	1.54	0	0	0.50%	13.0%	12/31/2020	1.57	0	0	0.25%	13.3%	12/31/2020	1.59	0	0	0.00%	13.6%
12/31/2019	1.37	0	0	0.50%	21.1%	12/31/2019	1.38	0	0	0.25%	21.4%	12/31/2019	1.40	0	0	0.00%	21.7%
12/31/2018	1.13	0	0	0.50%	-4.9%	12/31/2018	1.14	0	0	0.25%	-4.7%	12/31/2018	1.15	0	0	0.00%	-4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.2%
2021	3.0%
2020	1.3%
2019	3.1%
2018	3.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Emerging Markets Debt Fund R3 Class - 06-014 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.10
Band 75	-	-	1.13
Band 50	-	-	1.15
Band 25	-	-	1.18
Band 0	-	-	1.21
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$4,639,683
Cost of units redeemed/account charges			(4,781,687)
Net investment income (loss)			58,439
Net realized gain (loss)			80,977
Realized gain distributions			2,588
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.07	0	$0	1.25%	-16.1%	12/31/2022	$1.10	0	$0	1.00%	-15.9%	12/31/2022	$1.13	0	$0	0.75%	-15.7%
12/31/2021	1.28	0	0	1.25%	-3.9%	12/31/2021	1.31	0	0	1.00%	-3.6%	12/31/2021	1.34	0	0	0.75%	-3.4%
12/31/2020	1.33	0	0	1.25%	6.5%	12/31/2020	1.36	0	0	1.00%	6.7%	12/31/2020	1.38	0	0	0.75%	7.0%
12/31/2019	1.25	0	0	1.25%	12.4%	12/31/2019	1.27	0	0	1.00%	12.7%	12/31/2019	1.29	0	0	0.75%	13.0%
12/31/2018	1.11	1	1	1.25%	-6.5%	12/31/2018	1.13	0	0	1.00%	-6.2%	12/31/2018	1.14	0	0	0.75%	-6.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.15	0	$0	0.50%	-15.5%	12/31/2022	$1.18	0	$0	0.25%	-15.3%	12/31/2022	$1.21	0	$0	0.00%	-15.1%
12/31/2021	1.37	0	0	0.50%	-3.1%	12/31/2021	1.39	0	0	0.25%	-2.9%	12/31/2021	1.42	0	0	0.00%	-2.7%
12/31/2020	1.41	0	0	0.50%	7.3%	12/31/2020	1.44	0	0	0.25%	7.5%	12/31/2020	1.46	0	0	0.00%	7.8%
12/31/2019	1.31	0	0	0.50%	13.2%	12/31/2019	1.34	0	0	0.25%	13.5%	12/31/2019	1.36	0	0	0.00%	13.8%
12/31/2018	1.16	0	0	0.50%	-5.8%	12/31/2018	1.18	0	0	0.25%	-5.5%	12/31/2018	1.19	0	0	0.00%	-5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	8.4%
2018	3.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS New Discovery Fund R3 Class - 06-299

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$658,669	$820,861	32,133
Receivables: investments sold	1,664
Payables: investments purchased	-
Net assets	$660,333

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$493,745	226,553	$2.18
Band 100	-	-	2.24
Band 75	-	-	2.31
Band 50	-	-	2.38
Band 25	-	-	2.45
Band 0	166,588	66,185	2.52
Total	$660,333	292,738

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(7,209)
Net investment income (loss)			(7,209)

Gain (loss) on investments:
Net realized gain (loss)			(345,592)
Realized gain distributions			758
Net change in unrealized appreciation (depreciation)			20,306
Net gain (loss)			(324,528)

Increase (decrease) in net assets from operations			$(331,737)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,209)	$(9,417)
Net realized gain (loss)		(345,592)	19,918
Realized gain distributions		758	219,131
Net change in unrealized appreciation (depreciation)		20,306	(269,646)

Increase (decrease) in net assets from operations		(331,737)	(40,014)

Contract owner transactions:
Proceeds from units sold		580,027	737,354
Cost of units redeemed		(626,984)	(132,232)
Account charges		(709)	(1,397)
Increase (decrease)		(47,666)	603,725
Net increase (decrease)		(379,403)	563,711
Net assets, beginning		1,039,736	476,025
Net assets, ending		$660,333	$1,039,736

Units sold		204,883	219,827
Units redeemed		(242,847)	(40,538)
Net increase (decrease)		(37,964)	179,289
Units outstanding, beginning		330,702	151,413
Units outstanding, ending		292,738	330,702

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$3,004,682
Cost of units redeemed/account charges			(2,098,212)
Net investment income (loss)			(42,290)
Net realized gain (loss)			(392,995)
Realized gain distributions			351,340
Net change in unrealized appreciation (depreciation)			(162,192)
Net assets			$660,333

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.18	227	$494	1.25%	-30.7%	12/31/2022	$2.24	0	$0	1.00%	-30.5%	12/31/2022	$2.31	0	$0	0.75%	-30.3%
12/31/2021	3.14	331	1,040	1.25%	0.0%	12/31/2021	3.23	0	0	1.00%	0.3%	12/31/2021	3.31	0	0	0.75%	0.5%
12/31/2020	3.14	151	476	1.25%	42.8%	12/31/2020	3.22	0	0	1.00%	43.2%	12/31/2020	3.30	0	0	0.75%	43.6%
12/31/2019	2.20	11	25	1.25%	39.0%	12/31/2019	2.25	0	0	1.00%	39.3%	12/31/2019	2.30	0	0	0.75%	39.7%
12/31/2018	1.58	0	0	1.25%	-2.9%	12/31/2018	1.61	0	0	1.00%	-2.6%	12/31/2018	1.64	0	0	0.75%	-2.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.38	0	$0	0.50%	-30.2%	12/31/2022	$2.45	0	$0	0.25%	-30.0%	12/31/2022	$2.52	66	$167	0.00%	-29.8%
12/31/2021	3.40	0	0	0.50%	0.8%	12/31/2021	3.49	0	0	0.25%	1.0%	12/31/2021	3.59	0	0	0.00%	1.3%
12/31/2020	3.38	0	0	0.50%	43.9%	12/31/2020	3.46	0	0	0.25%	44.3%	12/31/2020	3.54	0	0	0.00%	44.6%
12/31/2019	2.35	0	0	0.50%	40.0%	12/31/2019	2.40	0	0	0.25%	40.4%	12/31/2019	2.45	0	0	0.00%	40.7%
12/31/2018	1.68	0	0	0.50%	-2.1%	12/31/2018	1.71	0	0	0.25%	-1.9%	12/31/2018	1.74	0	0	0.00%	-1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Growth Allocation Fund R2 Class - 06-076

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$462,894	$503,018	22,835
Receivables: investments sold	1,358
Payables: investments purchased	-
Net assets	$464,252

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$464,252	317,327	$1.46
Band 100	-	-	1.49
Band 75	-	-	1.53
Band 50	-	-	1.56
Band 25	-	-	1.59
Band 0	-	-	1.63
Total	$464,252	317,327

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$9,163
Mortality & expense charges			(6,050)
Net investment income (loss)			3,113

Gain (loss) on investments:
Net realized gain (loss)			7,331
Realized gain distributions			10,471
Net change in unrealized appreciation (depreciation)			(117,151)
Net gain (loss)			(99,349)

Increase (decrease) in net assets from operations			$(96,236)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,113	$8,327
Net realized gain (loss)		7,331	38,078
Realized gain distributions		10,471	22,583
Net change in unrealized appreciation (depreciation)		(117,151)	21,719

Increase (decrease) in net assets from operations		(96,236)	90,707

Contract owner transactions:
Proceeds from units sold		46,876	64,487
Cost of units redeemed		(47,671)	(222,875)
Account charges		(235)	(200)
Increase (decrease)		(1,030)	(158,588)
Net increase (decrease)		(97,266)	(67,881)
Net assets, beginning		561,518	629,399
Net assets, ending		$464,252	$561,518

Units sold		30,822	38,603
Units redeemed		(30,843)	(126,815)
Net increase (decrease)		(21)	(88,212)
Units outstanding, beginning		317,348	405,560
Units outstanding, ending		317,327	317,348

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,290,687
Cost of units redeemed/account charges			(936,991)
Net investment income (loss)			11,147
Net realized gain (loss)			72,394
Realized gain distributions			67,139
Net change in unrealized appreciation (depreciation)			(40,124)
Net assets			$464,252

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.46	317	$464	1.25%	-17.3%	12/31/2022	$1.49	0	$0	1.00%	-17.1%	12/31/2022	$1.53	0	$0	0.75%	-16.9%
12/31/2021	1.77	317	562	1.25%	14.0%	12/31/2021	1.80	0	0	1.00%	14.3%	12/31/2021	1.84	0	0	0.75%	14.6%
12/31/2020	1.55	406	629	1.25%	12.8%	12/31/2020	1.58	0	0	1.00%	13.1%	12/31/2020	1.60	0	0	0.75%	13.3%
12/31/2019	1.38	99	137	1.25%	24.3%	12/31/2019	1.40	0	0	1.00%	24.7%	12/31/2019	1.41	0	0	0.75%	25.0%
12/31/2018	1.11	86	95	1.25%	-7.3%	12/31/2018	1.12	0	0	1.00%	-7.0%	12/31/2018	1.13	0	0	0.75%	-6.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.56	0	$0	0.50%	-16.7%	12/31/2022	$1.59	0	$0	0.25%	-16.5%	12/31/2022	$1.63	0	$0	0.00%	-16.3%
12/31/2021	1.87	0	0	0.50%	14.9%	12/31/2021	1.91	0	0	0.25%	15.2%	12/31/2021	1.94	0	0	0.00%	15.4%
12/31/2020	1.63	0	0	0.50%	13.6%	12/31/2020	1.66	0	0	0.25%	13.9%	12/31/2020	1.68	0	0	0.00%	14.2%
12/31/2019	1.43	0	0	0.50%	25.3%	12/31/2019	1.45	0	0	0.25%	25.6%	12/31/2019	1.47	0	0	0.00%	25.9%
12/31/2018	1.14	0	0	0.50%	-6.6%	12/31/2018	1.16	0	0	0.25%	-6.3%	12/31/2018	1.17	0	0	0.00%	-6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.8%
2021	2.8%
2020	1.2%
2019	1.5%
2018	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS New Discovery Fund R2 Class - 06-298

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$55,930	$90,816	3,109
Receivables: investments sold	70
Payables: investments purchased	-
Net assets	$56,000

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$56,000	26,440	$2.12
Band 100	-	-	2.18
Band 75	-	-	2.24
Band 50	-	-	2.31
Band 25	-	-	2.38
Band 0	-	-	2.45
Total	$56,000	26,440

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(746)
Net investment income (loss)			(746)

Gain (loss) on investments:
Net realized gain (loss)			(13,597)
Realized gain distributions			70
Net change in unrealized appreciation (depreciation)			(9,143)
Net gain (loss)			(22,670)

Increase (decrease) in net assets from operations			$(23,416)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(746)	$(1,188)
Net realized gain (loss)		(13,597)	24,604
Realized gain distributions		70	20,122
Net change in unrealized appreciation (depreciation)		(9,143)	(45,356)

Increase (decrease) in net assets from operations		(23,416)	(1,818)

Contract owner transactions:
Proceeds from units sold		15,348	88,051
Cost of units redeemed		(8,929)	(112,300)
Account charges		(102)	(133)
Increase (decrease)		6,317	(24,382)
Net increase (decrease)		(17,099)	(26,200)
Net assets, beginning		73,099	99,299
Net assets, ending		$56,000	$73,099

Units sold		6,768	26,561
Units redeemed		(4,198)	(35,030)
Net increase (decrease)		2,570	(8,469)
Units outstanding, beginning		23,870	32,339
Units outstanding, ending		26,440	23,870

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,747,128
Cost of units redeemed/account charges			(1,752,884)
Net investment income (loss)			(23,926)
Net realized gain (loss)			(25,965)
Realized gain distributions			146,533
Net change in unrealized appreciation (depreciation)			(34,886)
Net assets			$56,000

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.12	26	$56	1.25%	-30.8%	12/31/2022	$2.18	0	$0	1.00%	-30.7%	12/31/2022	$2.24	0	$0	0.75%	-30.5%
12/31/2021	3.06	24	73	1.25%	-0.3%	12/31/2021	3.14	0	0	1.00%	0.0%	12/31/2021	3.23	0	0	0.75%	0.2%
12/31/2020	3.07	32	99	1.25%	42.5%	12/31/2020	3.14	0	0	1.00%	42.9%	12/31/2020	3.22	0	0	0.75%	43.2%
12/31/2019	2.15	29	61	1.25%	38.7%	12/31/2019	2.20	0	0	1.00%	39.0%	12/31/2019	2.25	0	0	0.75%	39.4%
12/31/2018	1.55	22	35	1.25%	-3.1%	12/31/2018	1.58	0	0	1.00%	-2.9%	12/31/2018	1.61	0	0	0.75%	-2.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.31	0	$0	0.50%	-30.3%	12/31/2022	$2.38	0	$0	0.25%	-30.1%	12/31/2022	$2.45	0	$0	0.00%	-30.0%
12/31/2021	3.31	0	0	0.50%	0.5%	12/31/2021	3.40	0	0	0.25%	0.7%	12/31/2021	3.49	0	0	0.00%	1.0%
12/31/2020	3.30	0	0	0.50%	43.6%	12/31/2020	3.38	0	0	0.25%	43.9%	12/31/2020	3.46	0	0	0.00%	44.3%
12/31/2019	2.30	0	0	0.50%	39.7%	12/31/2019	2.35	0	0	0.25%	40.1%	12/31/2019	2.40	0	0	0.00%	40.4%
12/31/2018	1.64	0	0	0.50%	-2.4%	12/31/2018	1.68	0	0	0.25%	-2.2%	12/31/2018	1.71	0	0	0.00%	-1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Growth Allocation Fund R3 Class - 06-060

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$267,803	$294,134	12,952
Receivables: investments sold	-
Payables: investments purchased	(66)
Net assets	$267,737

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$267,737	179,157	$1.49
Band 100	-	-	1.53
Band 75	-	-	1.56
Band 50	-	-	1.59
Band 25	-	-	1.63
Band 0	-	-	1.66
Total	$267,737	179,157

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$5,882
Mortality & expense charges			(2,044)
Net investment income (loss)			3,838

Gain (loss) on investments:
Net realized gain (loss)			931
Realized gain distributions			5,941
Net change in unrealized appreciation (depreciation)			(43,080)
Net gain (loss)			(36,208)

Increase (decrease) in net assets from operations			$(32,370)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,838	$5,863
Net realized gain (loss)		931	29,747
Realized gain distributions		5,941	11,643
Net change in unrealized appreciation (depreciation)		(43,080)	(9,365)

Increase (decrease) in net assets from operations		(32,370)	37,888

Contract owner transactions:
Proceeds from units sold		141,336	39,591
Cost of units redeemed		(24,360)	(153,366)
Account charges		(549)	(791)
Increase (decrease)		116,427	(114,566)
Net increase (decrease)		84,057	(76,678)
Net assets, beginning		183,680	260,358
Net assets, ending		$267,737	$183,680

Units sold		92,182	22,678
Units redeemed		(14,898)	(85,810)
Net increase (decrease)		77,284	(63,132)
Units outstanding, beginning		101,873	165,005
Units outstanding, ending		179,157	101,873

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$955,380
Cost of units redeemed/account charges			(782,238)
Net investment income (loss)			16,317
Net realized gain (loss)			40,424
Realized gain distributions			64,185
Net change in unrealized appreciation (depreciation)			(26,331)
Net assets			$267,737

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.49	179	$268	1.25%	-17.1%	12/31/2022	$1.53	0	$0	1.00%	-16.9%	12/31/2022	$1.56	0	$0	0.75%	-16.7%
12/31/2021	1.80	102	184	1.25%	14.3%	12/31/2021	1.84	0	0	1.00%	14.6%	12/31/2021	1.87	0	0	0.75%	14.8%
12/31/2020	1.58	165	260	1.25%	13.1%	12/31/2020	1.60	0	0	1.00%	13.3%	12/31/2020	1.63	0	0	0.75%	13.6%
12/31/2019	1.40	309	431	1.25%	24.6%	12/31/2019	1.41	0	0	1.00%	24.9%	12/31/2019	1.43	0	0	0.75%	25.3%
12/31/2018	1.12	368	412	1.25%	-7.0%	12/31/2018	1.13	0	0	1.00%	-6.8%	12/31/2018	1.15	0	0	0.75%	-6.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.59	0	$0	0.50%	-16.5%	12/31/2022	$1.63	0	$0	0.25%	-16.3%	12/31/2022	$1.66	0	$0	0.00%	-16.1%
12/31/2021	1.91	0	0	0.50%	15.1%	12/31/2021	1.94	0	0	0.25%	15.4%	12/31/2021	1.98	0	0	0.00%	15.7%
12/31/2020	1.66	0	0	0.50%	13.9%	12/31/2020	1.68	0	0	0.25%	14.2%	12/31/2020	1.71	0	0	0.00%	14.5%
12/31/2019	1.45	0	0	0.50%	25.6%	12/31/2019	1.47	0	0	0.25%	25.9%	12/31/2019	1.50	0	0	0.00%	26.2%
12/31/2018	1.16	0	0	0.50%	-6.3%	12/31/2018	1.17	0	0	0.25%	-6.1%	12/31/2018	1.18	0	0	0.00%	-5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.6%
2021	4.3%
2020	0.8%
2019	1.5%
2018	3.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Utilities Fund R3 Class - 06-388

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$80,631	$84,628	3,540
Receivables: investments sold	-
Payables: investments purchased	(575)
Net assets	$80,056

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$80,056	28,747	$2.78
Band 100	-	-	2.87
Band 75	-	-	2.97
Band 50	-	-	3.06
Band 25	-	-	3.16
Band 0	-	-	3.26
Total	$80,056	28,747

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,479
Mortality & expense charges			(965)
Net investment income (loss)			514

Gain (loss) on investments:
Net realized gain (loss)			13,144
Realized gain distributions			5,614
Net change in unrealized appreciation (depreciation)			(18,107)
Net gain (loss)			651

Increase (decrease) in net assets from operations			$1,165

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$514	$70
Net realized gain (loss)		13,144	2,695
Realized gain distributions		5,614	3,747
Net change in unrealized appreciation (depreciation)		(18,107)	3,123

Increase (decrease) in net assets from operations		1,165	9,635

Contract owner transactions:
Proceeds from units sold		70,724	4,032
Cost of units redeemed		(72,501)	(15,961)
Account charges		(40)	(14)
Increase (decrease)		(1,817)	(11,943)
Net increase (decrease)		(652)	(2,308)
Net assets, beginning		80,708	83,016
Net assets, ending		$80,056	$80,708

Units sold		25,692	1,547
Units redeemed		(25,694)	(6,049)
Net increase (decrease)		(2)	(4,502)
Units outstanding, beginning		28,749	33,251
Units outstanding, ending		28,747	28,749

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$703,294
Cost of units redeemed/account charges			(715,241)
Net investment income (loss)			18,836
Net realized gain (loss)			33,155
Realized gain distributions			44,009
Net change in unrealized appreciation (depreciation)			(3,997)
Net assets			$80,056

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.78	29	$80	1.25%	-0.8%	12/31/2022	$2.87	0	$0	1.00%	-0.6%	12/31/2022	$2.97	0	$0	0.75%	-0.3%
12/31/2021	2.81	29	81	1.25%	12.4%	12/31/2021	2.89	0	0	1.00%	12.7%	12/31/2021	2.97	0	0	0.75%	13.0%
12/31/2020	2.50	33	83	1.25%	4.7%	12/31/2020	2.56	0	0	1.00%	5.0%	12/31/2020	2.63	0	0	0.75%	5.2%
12/31/2019	2.38	78	185	1.25%	23.3%	12/31/2019	2.44	0	0	1.00%	23.6%	12/31/2019	2.50	0	0	0.75%	23.9%
12/31/2018	1.93	34	67	1.25%	-0.4%	12/31/2018	1.98	0	0	1.00%	-0.2%	12/31/2018	2.02	0	0	0.75%	0.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.06	0	$0	0.50%	-0.1%	12/31/2022	$3.16	0	$0	0.25%	0.2%	12/31/2022	$3.26	0	$0	0.00%	0.4%
12/31/2021	3.06	0	0	0.50%	13.3%	12/31/2021	3.15	0	0	0.25%	13.6%	12/31/2021	3.25	0	0	0.00%	13.9%
12/31/2020	2.70	0	0	0.50%	5.5%	12/31/2020	2.78	0	0	0.25%	5.8%	12/31/2020	2.85	0	0	0.00%	6.0%
12/31/2019	2.56	0	0	0.50%	24.2%	12/31/2019	2.62	0	0	0.25%	24.6%	12/31/2019	2.69	0	0	0.00%	24.9%
12/31/2018	2.06	0	0	0.50%	0.3%	12/31/2018	2.11	0	0	0.25%	0.6%	12/31/2018	2.15	0	0	0.00%	0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.8%
2021	1.4%
2020	1.3%
2019	3.1%
2018	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS International New Discovery Fund R2 Class - 06-379

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$221,268	$245,681	8,133
Receivables: investments sold	138
Payables: investments purchased	-
Net assets	$221,406

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$221,406	120,949	$1.83
Band 100	-	-	1.89
Band 75	-	-	1.95
Band 50	-	-	2.02
Band 25	-	-	2.09
Band 0	-	-	2.15
Total	$221,406	120,949

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$506
Mortality & expense charges			(2,856)
Net investment income (loss)			(2,350)

Gain (loss) on investments:
Net realized gain (loss)			(710)
Realized gain distributions			11,042
Net change in unrealized appreciation (depreciation)			(64,014)
Net gain (loss)			(53,682)

Increase (decrease) in net assets from operations			$(56,032)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,350)	$(1,354)
Net realized gain (loss)		(710)	3,227
Realized gain distributions		11,042	10,750
Net change in unrealized appreciation (depreciation)		(64,014)	(4,799)

Increase (decrease) in net assets from operations		(56,032)	7,824

Contract owner transactions:
Proceeds from units sold		20,177	31,061
Cost of units redeemed		(23,634)	(14,442)
Account charges		(22)	(22)
Increase (decrease)		(3,479)	16,597
Net increase (decrease)		(59,511)	24,421
Net assets, beginning		280,917	256,496
Net assets, ending		$221,406	$280,917

Units sold		10,855	13,569
Units redeemed		(12,678)	(6,368)
Net increase (decrease)		(1,823)	7,201
Units outstanding, beginning		122,772	115,571
Units outstanding, ending		120,949	122,772

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,087,898
Cost of units redeemed/account charges			(996,843)
Net investment income (loss)			(17,235)
Net realized gain (loss)			118,474
Realized gain distributions			53,525
Net change in unrealized appreciation (depreciation)			(24,413)
Net assets			$221,406

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.83	121	$221	1.25%	-20.0%	12/31/2022	$1.89	0	$0	1.00%	-19.8%	12/31/2022	$1.95	0	$0	0.75%	-19.6%
12/31/2021	2.29	123	281	1.25%	3.1%	12/31/2021	2.36	0	0	1.00%	3.4%	12/31/2021	2.43	0	0	0.75%	3.6%
12/31/2020	2.22	116	256	1.25%	8.1%	12/31/2020	2.28	0	0	1.00%	8.3%	12/31/2020	2.35	0	0	0.75%	8.6%
12/31/2019	2.05	109	224	1.25%	20.7%	12/31/2019	2.11	0	0	1.00%	21.0%	12/31/2019	2.16	0	0	0.75%	21.3%
12/31/2018	1.70	107	182	1.25%	-12.0%	12/31/2018	1.74	0	0	1.00%	-11.8%	12/31/2018	1.78	0	0	0.75%	-11.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.02	0	$0	0.50%	-19.4%	12/31/2022	$2.09	0	$0	0.25%	-19.2%	12/31/2022	$2.15	0	$0	0.00%	-19.0%
12/31/2021	2.50	0	0	0.50%	3.9%	12/31/2021	2.58	0	0	0.25%	4.1%	12/31/2021	2.66	0	0	0.00%	4.4%
12/31/2020	2.41	0	0	0.50%	8.9%	12/31/2020	2.48	0	0	0.25%	9.2%	12/31/2020	2.55	0	0	0.00%	9.4%
12/31/2019	2.21	0	0	0.50%	21.6%	12/31/2019	2.27	0	0	0.25%	21.9%	12/31/2019	2.33	0	0	0.00%	22.2%
12/31/2018	1.82	0	0	0.50%	-11.3%	12/31/2018	1.86	0	0	0.25%	-11.1%	12/31/2018	1.91	0	0	0.00%	-10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.2%
2021	0.8%
2020	0.0%
2019	0.9%
2018	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Utilities Fund R2 Class - 06-389

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$173,830	$186,883	8,208
Receivables: investments sold	11,265
Payables: investments purchased	-
Net assets	$185,095

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$181,001	67,108	$2.70
Band 100	4,094	1,471	2.78
Band 75	-	-	2.87
Band 50	-	-	2.96
Band 25	-	-	3.06
Band 0	-	-	3.16
Total	$185,095	68,579

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$2,335
Mortality & expense charges			(1,873)
Net investment income (loss)			462

Gain (loss) on investments:
Net realized gain (loss)			(192)
Realized gain distributions			9,615
Net change in unrealized appreciation (depreciation)			(12,492)
Net gain (loss)			(3,069)

Increase (decrease) in net assets from operations			$(2,607)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$462	$(240)
Net realized gain (loss)		(192)	17,231
Realized gain distributions		9,615	5,863
Net change in unrealized appreciation (depreciation)		(12,492)	(7,455)

Increase (decrease) in net assets from operations		(2,607)	15,399

Contract owner transactions:
Proceeds from units sold		418,203	407,392
Cost of units redeemed		(367,987)	(371,585)
Account charges		(108)	(48)
Increase (decrease)		50,108	35,759
Net increase (decrease)		47,501	51,158
Net assets, beginning		137,594	86,436
Net assets, ending		$185,095	$137,594

Units sold		155,023	161,009
Units redeemed		(136,873)	(146,114)
Net increase (decrease)		18,150	14,895
Units outstanding, beginning		50,429	35,534
Units outstanding, ending		68,579	50,429

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,933,268
Cost of units redeemed/account charges			(2,939,152)
Net investment income (loss)			46,237
Net realized gain (loss)			10,600
Realized gain distributions			147,195
Net change in unrealized appreciation (depreciation)			(13,053)
Net assets			$185,095

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.70	67	$181	1.25%	-1.1%	12/31/2022	$2.78	1	$4	1.00%	-0.8%	12/31/2022	$2.87	0	$0	0.75%	-0.6%
12/31/2021	2.73	49	133	1.25%	12.2%	12/31/2021	2.81	2	4	1.00%	12.5%	12/31/2021	2.89	0	0	0.75%	12.8%
12/31/2020	2.43	34	83	1.25%	4.4%	12/31/2020	2.49	2	4	1.00%	4.7%	12/31/2020	2.56	0	0	0.75%	4.9%
12/31/2019	2.33	59	137	1.25%	23.1%	12/31/2019	2.38	2	4	1.00%	23.4%	12/31/2019	2.44	0	0	0.75%	23.7%
12/31/2018	1.89	66	125	1.25%	-0.7%	12/31/2018	1.93	2	5	1.00%	-0.5%	12/31/2018	1.97	0	0	0.75%	-0.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.96	0	$0	0.50%	-0.3%	12/31/2022	$3.06	0	$0	0.25%	-0.1%	12/31/2022	$3.16	0	$0	0.00%	0.2%
12/31/2021	2.97	0	0	0.50%	13.0%	12/31/2021	3.06	0	0	0.25%	13.3%	12/31/2021	3.15	0	0	0.00%	13.6%
12/31/2020	2.63	0	0	0.50%	5.2%	12/31/2020	2.70	0	0	0.25%	5.5%	12/31/2020	2.77	0	0	0.00%	5.7%
12/31/2019	2.50	0	0	0.50%	24.0%	12/31/2019	2.56	0	0	0.25%	24.3%	12/31/2019	2.62	0	0	0.00%	24.6%
12/31/2018	2.02	0	0	0.50%	0.0%	12/31/2018	2.06	0	0	0.25%	0.3%	12/31/2018	2.11	0	0	0.00%	0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.4%
2021	1.3%
2020	1.2%
2019	2.3%
2018	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS International New Discovery Fund A Class - 06-360

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,102,439	$1,186,259	40,360
Receivables: investments sold	33,317
Payables: investments purchased	-
Net assets	$1,135,756

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,135,756	312,832	$3.63
Band 100	-	-	3.81
Band 75	-	-	4.00
Band 50	-	-	4.19
Band 25	-	-	4.40
Band 0	-	-	4.70
Total	$1,135,756	312,832

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$5,301
Mortality & expense charges			(17,112)
Net investment income (loss)			(11,811)

Gain (loss) on investments:
Net realized gain (loss)			16,455
Realized gain distributions			53,408
Net change in unrealized appreciation (depreciation)			(425,608)
Net gain (loss)			(355,745)

Increase (decrease) in net assets from operations			$(367,556)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(11,811)	$(6,933)
Net realized gain (loss)		16,455	114,408
Realized gain distributions		53,408	72,235
Net change in unrealized appreciation (depreciation)		(425,608)	(106,007)

Increase (decrease) in net assets from operations		(367,556)	73,703

Contract owner transactions:
Proceeds from units sold		202,284	214,350
Cost of units redeemed		(589,256)	(472,028)
Account charges		(1,178)	(2,378)
Increase (decrease)		(388,150)	(260,056)
Net increase (decrease)		(755,706)	(186,353)
Net assets, beginning		1,891,462	2,077,815
Net assets, ending		$1,135,756	$1,891,462

Units sold		53,481	48,254
Units redeemed		(158,376)	(104,880)
Net increase (decrease)		(104,895)	(56,626)
Units outstanding, beginning		417,727	474,353
Units outstanding, ending		312,832	417,727

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$22,264,842
Cost of units redeemed/account charges			(25,886,975)
Net investment income (loss)			(199,406)
Net realized gain (loss)			3,038,177
Realized gain distributions			2,002,938
Net change in unrealized appreciation (depreciation)			(83,820)
Net assets			$1,135,756

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.63	313	$1,136	1.25%	-19.8%	12/31/2022	$3.81	0	$0	1.00%	-19.6%	12/31/2022	$4.00	0	$0	0.75%	-19.4%
12/31/2021	4.53	418	1,891	1.25%	3.4%	12/31/2021	4.74	0	0	1.00%	3.6%	12/31/2021	4.96	0	0	0.75%	3.9%
12/31/2020	4.38	474	2,078	1.25%	8.3%	12/31/2020	4.57	0	0	1.00%	8.6%	12/31/2020	4.77	0	0	0.75%	8.9%
12/31/2019	4.04	483	1,952	1.25%	21.0%	12/31/2019	4.21	0	0	1.00%	21.3%	12/31/2019	4.39	0	0	0.75%	21.6%
12/31/2018	3.34	643	2,148	1.25%	-11.8%	12/31/2018	3.47	0	0	1.00%	-11.6%	12/31/2018	3.61	0	0	0.75%	-11.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.19	0	$0	0.50%	-19.2%	12/31/2022	$4.40	0	$0	0.25%	-19.0%	12/31/2022	$4.70	0	$0	0.00%	-18.8%
12/31/2021	5.19	0	0	0.50%	4.1%	12/31/2021	5.43	0	0	0.25%	4.4%	12/31/2021	5.78	0	0	0.00%	4.7%
12/31/2020	4.99	0	0	0.50%	9.2%	12/31/2020	5.20	0	0	0.25%	9.4%	12/31/2020	5.53	0	0	0.00%	9.7%
12/31/2019	4.57	0	0	0.50%	21.9%	12/31/2019	4.76	0	0	0.25%	22.2%	12/31/2019	5.04	0	0	0.00%	22.5%
12/31/2018	3.75	0	0	0.50%	-11.1%	12/31/2018	3.89	0	0	0.25%	-10.9%	12/31/2018	4.11	0	0	0.00%	-10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.4%
2021	0.9%
2020	0.1%
2019	0.9%
2018	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Value Fund A Class - 06-375

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,327,779	$2,148,836	48,958
Receivables: investments sold	-
Payables: investments purchased	(2,742)
Net assets	$2,325,037

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,325,037	607,474	$3.83
Band 100	-	-	4.02
Band 75	-	-	4.21
Band 50	-	-	4.42
Band 25	-	-	4.64
Band 0	-	-	4.95
Total	$2,325,037	607,474

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$40,309
Mortality & expense charges			(31,382)
Net investment income (loss)			8,927

Gain (loss) on investments:
Net realized gain (loss)			186,852
Realized gain distributions			124,363
Net change in unrealized appreciation (depreciation)			(545,773)
Net gain (loss)			(234,558)

Increase (decrease) in net assets from operations			$(225,631)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,927	$(12,254)
Net realized gain (loss)		186,852	1,918,726
Realized gain distributions		124,363	58,796
Net change in unrealized appreciation (depreciation)		(545,773)	(499,287)

Increase (decrease) in net assets from operations		(225,631)	1,465,981

Contract owner transactions:
Proceeds from units sold		760,339	1,021,069
Cost of units redeemed		(1,261,240)	(7,384,246)
Account charges		(2,011)	(17,088)
Increase (decrease)		(502,912)	(6,380,265)
Net increase (decrease)		(728,543)	(4,914,284)
Net assets, beginning		3,053,580	7,967,864
Net assets, ending		$2,325,037	$3,053,580

Units sold		201,153	283,266
Units redeemed		(333,275)	(1,927,601)
Net increase (decrease)		(132,122)	(1,644,335)
Units outstanding, beginning		739,596	2,383,931
Units outstanding, ending		607,474	739,596

* Date of Fund Inception into Variable Account: 6 /1 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$68,173,300
Cost of units redeemed/account charges			(82,239,266)
Net investment income (loss)			1,075,811
Net realized gain (loss)			11,429,570
Realized gain distributions			3,706,679
Net change in unrealized appreciation (depreciation)			178,943
Net assets			$2,325,037

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.83	607	$2,325	1.25%	-7.3%	12/31/2022	$4.02	0	$0	1.00%	-7.1%	12/31/2022	$4.21	0	$0	0.75%	-6.8%
12/31/2021	4.13	740	3,054	1.25%	23.5%	12/31/2021	4.32	0	0	1.00%	23.8%	12/31/2021	4.52	0	0	0.75%	24.1%
12/31/2020	3.34	2,384	7,968	1.25%	2.4%	12/31/2020	3.49	0	0	1.00%	2.6%	12/31/2020	3.64	0	0	0.75%	2.9%
12/31/2019	3.26	3,967	12,952	1.25%	28.1%	12/31/2019	3.40	0	0	1.00%	28.4%	12/31/2019	3.54	0	0	0.75%	28.8%
12/31/2018	2.55	6,015	15,326	1.25%	-11.2%	12/31/2018	2.65	0	0	1.00%	-11.0%	12/31/2018	2.75	0	0	0.75%	-10.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.42	0	$0	0.50%	-6.6%	12/31/2022	$4.64	0	$0	0.25%	-6.4%	12/31/2022	$4.95	0	$0	0.00%	-6.1%
12/31/2021	4.73	0	0	0.50%	24.5%	12/31/2021	4.96	0	0	0.25%	24.8%	12/31/2021	5.27	0	0	0.00%	25.1%
12/31/2020	3.80	0	0	0.50%	3.1%	12/31/2020	3.97	0	0	0.25%	3.4%	12/31/2020	4.22	0	0	0.00%	3.7%
12/31/2019	3.69	0	0	0.50%	29.1%	12/31/2019	3.84	0	0	0.25%	29.4%	12/31/2019	4.07	0	0	0.00%	29.7%
12/31/2018	2.86	0	0	0.50%	-10.5%	12/31/2018	2.97	0	0	0.25%	-10.3%	12/31/2018	3.14	0	0	0.00%	-10.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.5%
2021	1.3%
2020	1.2%
2019	2.1%
2018	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS International Value Fund R3 Class - 06-773

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$213,721	$268,498	6,076
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$213,724

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$213,724	109,070	$1.96
Band 100	-	-	2.01
Band 75	-	-	2.06
Band 50	-	-	2.11
Band 25	-	-	2.17
Band 0	-	-	2.22
Total	$213,724	109,070

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,627
Mortality & expense charges			(2,931)
Net investment income (loss)			(1,304)

Gain (loss) on investments:
Net realized gain (loss)			(3,944)
Realized gain distributions			25,844
Net change in unrealized appreciation (depreciation)			(95,099)
Net gain (loss)			(73,199)

Increase (decrease) in net assets from operations			$(74,503)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,304)	$(5,077)
Net realized gain (loss)		(3,944)	232,956
Realized gain distributions		25,844	20,299
Net change in unrealized appreciation (depreciation)		(95,099)	(237,119)

Increase (decrease) in net assets from operations		(74,503)	11,059

Contract owner transactions:
Proceeds from units sold		22,939	52,982
Cost of units redeemed		(43,334)	(1,124,627)
Account charges		(440)	(596)
Increase (decrease)		(20,835)	(1,072,241)
Net increase (decrease)		(95,338)	(1,061,182)
Net assets, beginning		309,062	1,370,244
Net assets, ending		$213,724	$309,062

Units sold		11,145	54,730
Units redeemed		(21,584)	(512,428)
Net increase (decrease)		(10,439)	(457,698)
Units outstanding, beginning		119,509	577,207
Units outstanding, ending		109,070	119,509

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$30,784,508
Cost of units redeemed/account charges			(34,976,991)
Net investment income (loss)			177,727
Net realized gain (loss)			3,517,756
Realized gain distributions			765,501
Net change in unrealized appreciation (depreciation)			(54,777)
Net assets			$213,724

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.96	109	$214	1.25%	-24.2%	12/31/2022	$2.01	0	$0	1.00%	-24.0%	12/31/2022	$2.06	0	$0	0.75%	-23.8%
12/31/2021	2.59	120	309	1.25%	8.9%	12/31/2021	2.65	0	0	1.00%	9.2%	12/31/2021	2.71	0	0	0.75%	9.5%
12/31/2020	2.37	577	1,370	1.25%	18.7%	12/31/2020	2.42	0	0	1.00%	19.0%	12/31/2020	2.47	0	0	0.75%	19.3%
12/31/2019	2.00	741	1,483	1.25%	24.0%	12/31/2019	2.04	0	0	1.00%	24.3%	12/31/2019	2.07	0	0	0.75%	24.6%
12/31/2018	1.61	2,273	3,667	1.25%	-10.4%	12/31/2018	1.64	0	0	1.00%	-10.1%	12/31/2018	1.66	0	0	0.75%	-9.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.11	0	$0	0.50%	-23.7%	12/31/2022	$2.17	0	$0	0.25%	-23.5%	12/31/2022	$2.22	0	$0	0.00%	-23.3%
12/31/2021	2.77	0	0	0.50%	9.8%	12/31/2021	2.83	0	0	0.25%	10.0%	12/31/2021	2.90	0	0	0.00%	10.3%
12/31/2020	2.52	0	0	0.50%	19.6%	12/31/2020	2.57	0	0	0.25%	19.9%	12/31/2020	2.63	0	0	0.00%	20.2%
12/31/2019	2.11	0	0	0.50%	24.9%	12/31/2019	2.15	0	0	0.25%	25.2%	12/31/2019	2.19	0	0	0.00%	25.6%
12/31/2018	1.69	0	0	0.50%	-9.7%	12/31/2018	1.72	0	0	0.25%	-9.4%	12/31/2018	1.74	0	0	0.00%	-9.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.6%
2021	0.3%
2020	0.4%
2019	0.5%
2018	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Technology Fund R2 Class - 06-CMG

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$73,193	$77,126	2,113
Receivables: investments sold	268
Payables: investments purchased	-
Net assets	$73,461

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$73,461	36,703	$2.00
Band 100	-	-	2.03
Band 75	-	-	2.07
Band 50	-	-	2.10
Band 25	-	-	2.14
Band 0	-	-	2.17
Total	$73,461	36,703

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(476)
Net investment income (loss)			(476)

Gain (loss) on investments:
Net realized gain (loss)			(19,965)
Realized gain distributions			4,572
Net change in unrealized appreciation (depreciation)			(3,683)
Net gain (loss)			(19,076)

Increase (decrease) in net assets from operations			$(19,552)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(476)	$(334)
Net realized gain (loss)		(19,965)	21
Realized gain distributions		4,572	3,506
Net change in unrealized appreciation (depreciation)		(3,683)	(342)

Increase (decrease) in net assets from operations		(19,552)	2,851

Contract owner transactions:
Proceeds from units sold		332,955	3,874
Cost of units redeemed		(269,318)	-
Account charges		(33)	-
Increase (decrease)		63,604	3,874
Net increase (decrease)		44,052	6,725
Net assets, beginning		29,409	22,684
Net assets, ending		$73,461	$29,409

Units sold		134,751	1,279
Units redeemed		(107,283)	-
Net increase (decrease)		27,468	1,279
Units outstanding, beginning		9,235	7,956
Units outstanding, ending		36,703	9,235

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$384,971
Cost of units redeemed/account charges			(307,079)
Net investment income (loss)			(1,387)
Net realized gain (loss)			(9,778)
Realized gain distributions			10,667
Net change in unrealized appreciation (depreciation)			(3,933)
Net assets			$73,461

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.00	37	$73	1.25%	-37.2%	12/31/2022	$2.03	0	$0	1.00%	-37.0%	12/31/2022	$2.07	0	$0	0.75%	-36.8%
12/31/2021	3.18	9	29	1.25%	11.7%	12/31/2021	3.23	0	0	1.00%	12.0%	12/31/2021	3.28	0	0	0.75%	12.3%
12/31/2020	2.85	8	23	1.25%	43.9%	12/31/2020	2.88	0	0	1.00%	44.2%	12/31/2020	2.92	0	0	0.75%	44.6%
12/31/2019	1.98	2	4	1.25%	33.7%	12/31/2019	2.00	0	0	1.00%	34.0%	12/31/2019	2.02	0	0	0.75%	34.4%
12/31/2018	1.48	2	4	1.25%	0.1%	12/31/2018	1.49	0	0	1.00%	0.3%	12/31/2018	1.50	0	0	0.75%	0.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.10	0	$0	0.50%	-36.7%	12/31/2022	$2.14	0	$0	0.25%	-36.5%	12/31/2022	$2.17	0	$0	0.00%	-36.4%
12/31/2021	3.32	0	0	0.50%	12.5%	12/31/2021	3.37	0	0	0.25%	12.8%	12/31/2021	3.42	0	0	0.00%	13.1%
12/31/2020	2.95	0	0	0.50%	45.0%	12/31/2020	2.99	0	0	0.25%	45.3%	12/31/2020	3.02	0	0	0.00%	45.7%
12/31/2019	2.04	0	0	0.50%	34.7%	12/31/2019	2.06	0	0	0.25%	35.1%	12/31/2019	2.07	0	0	0.00%	35.4%
12/31/2018	1.51	0	0	0.50%	0.8%	12/31/2018	1.52	0	0	0.25%	1.1%	12/31/2018	1.53	0	0	0.00%	1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Technology Fund R3 Class - 06-CMH

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$42,595	$70,239	1,130
Receivables: investments sold	8
Payables: investments purchased	-
Net assets	$42,603

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$42,603	20,938	$2.03
Band 100	-	-	2.07
Band 75	-	-	2.10
Band 50	-	-	2.14
Band 25	-	-	2.17
Band 0	-	-	2.21
Total	$42,603	20,938

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(904)
Net investment income (loss)			(904)

Gain (loss) on investments:
Net realized gain (loss)			(19,418)
Realized gain distributions			4,410
Net change in unrealized appreciation (depreciation)			(25,975)
Net gain (loss)			(40,983)

Increase (decrease) in net assets from operations			$(41,887)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(904)	$(33,641)
Net realized gain (loss)		(19,418)	1,324,398
Realized gain distributions		4,410	230,228
Net change in unrealized appreciation (depreciation)		(25,975)	(1,210,134)

Increase (decrease) in net assets from operations		(41,887)	310,851

Contract owner transactions:
Proceeds from units sold		4,674	302,087
Cost of units redeemed		(83,713)	(3,708,345)
Account charges		-	(27)
Increase (decrease)		(79,039)	(3,406,285)
Net increase (decrease)		(120,926)	(3,095,434)
Net assets, beginning		163,529	3,258,963
Net assets, ending		$42,603	$163,529

Units sold		1,940	100,883
Units redeemed		(31,639)	(1,180,074)
Net increase (decrease)		(29,699)	(1,079,191)
Units outstanding, beginning		50,637	1,129,828
Units outstanding, ending		20,938	50,637

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$4,029,579
Cost of units redeemed/account charges			(6,374,803)
Net investment income (loss)			(152,716)
Net realized gain (loss)			1,907,880
Realized gain distributions			660,307
Net change in unrealized appreciation (depreciation)			(27,644)
Net assets			$42,603

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.03	21	$43	1.25%	-37.0%	12/31/2022	$2.07	0	$0	1.00%	-36.8%	12/31/2022	$2.10	0	$0	0.75%	-36.7%
12/31/2021	3.23	51	164	1.25%	12.0%	12/31/2021	3.28	0	0	1.00%	12.2%	12/31/2021	3.32	0	0	0.75%	12.5%
12/31/2020	2.88	1,130	3,259	1.25%	44.2%	12/31/2020	2.92	0	0	1.00%	44.6%	12/31/2020	2.95	0	0	0.75%	45.0%
12/31/2019	2.00	1,391	2,781	1.25%	34.1%	12/31/2019	2.02	0	0	1.00%	34.4%	12/31/2019	2.04	0	0	0.75%	34.7%
12/31/2018	1.49	1,595	2,379	1.25%	0.3%	12/31/2018	1.50	0	0	1.00%	0.6%	12/31/2018	1.51	0	0	0.75%	0.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.14	0	$0	0.50%	-36.5%	12/31/2022	$2.17	0	$0	0.25%	-36.4%	12/31/2022	$2.21	0	$0	0.00%	-36.2%
12/31/2021	3.37	0	0	0.50%	12.8%	12/31/2021	3.42	0	0	0.25%	13.1%	12/31/2021	3.46	0	0	0.00%	13.4%
12/31/2020	2.99	0	0	0.50%	45.3%	12/31/2020	3.02	0	0	0.25%	45.7%	12/31/2020	3.06	0	0	0.00%	46.0%
12/31/2019	2.06	0	0	0.50%	35.1%	12/31/2019	2.07	0	0	0.25%	35.4%	12/31/2019	2.09	0	0	0.00%	35.8%
12/31/2018	1.52	0	0	0.50%	1.1%	12/31/2018	1.53	0	0	0.25%	1.3%	12/31/2018	1.54	0	0	0.00%	1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Emerging Markets Debt Fund R6 Class - 06-CYM

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$37,430	$44,935	3,017
Receivables: investments sold	-
Payables: investments purchased	(2,756)
Net assets	$34,674

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$34,674	34,745	$1.00
Band 100	-	-	1.01
Band 75	-	-	1.03
Band 50	-	-	1.04
Band 25	-	-	1.06
Band 0	-	-	1.08
Total	$34,674	34,745

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$2,815
Mortality & expense charges			(552)
Net investment income (loss)			2,263

Gain (loss) on investments:
Net realized gain (loss)			(3,708)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(7,259)
Net gain (loss)			(10,967)

Increase (decrease) in net assets from operations			$(8,704)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,263	$1,451
Net realized gain (loss)		(3,708)	57
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(7,259)	(3,181)

Increase (decrease) in net assets from operations		(8,704)	(1,673)

Contract owner transactions:
Proceeds from units sold		7,539	13,752
Cost of units redeemed		(16,930)	(14)
Account charges		(5)	(5)
Increase (decrease)		(9,396)	13,733
Net increase (decrease)		(18,100)	12,060
Net assets, beginning		52,774	40,714
Net assets, ending		$34,674	$52,774

Units sold		7,567	11,398
Units redeemed		(17,338)	(16)
Net increase (decrease)		(9,771)	11,382
Units outstanding, beginning		44,516	33,134
Units outstanding, ending		34,745	44,516

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$208,286
Cost of units redeemed/account charges			(168,806)
Net investment income (loss)			6,778
Net realized gain (loss)			(4,079)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(7,505)
Net assets			$34,674

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.00	35	$35	1.25%	-15.8%	12/31/2022	$1.01	0	$0	1.00%	-15.6%	12/31/2022	$1.03	0	$0	0.75%	-15.4%
12/31/2021	1.19	45	53	1.25%	-3.5%	12/31/2021	1.20	0	0	1.00%	-3.3%	12/31/2021	1.22	0	0	0.75%	-3.0%
12/31/2020	1.23	33	41	1.25%	6.8%	12/31/2020	1.24	0	0	1.00%	7.0%	12/31/2020	1.25	0	0	0.75%	7.3%
12/31/2019	1.15	27	32	1.25%	12.8%	12/31/2019	1.16	0	0	1.00%	13.1%	12/31/2019	1.17	0	0	0.75%	13.3%
12/31/2018	1.02	19	20	1.25%	-6.1%	12/31/2018	1.03	0	0	1.00%	-5.9%	12/31/2018	1.03	0	0	0.75%	-5.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.04	0	$0	0.50%	-15.2%	12/31/2022	$1.06	0	$0	0.25%	-15.0%	12/31/2022	$1.08	0	$0	0.00%	-14.8%
12/31/2021	1.23	0	0	0.50%	-2.8%	12/31/2021	1.25	0	0	0.25%	-2.6%	12/31/2021	1.26	0	0	0.00%	-2.3%
12/31/2020	1.27	0	0	0.50%	7.6%	12/31/2020	1.28	0	0	0.25%	7.8%	12/31/2020	1.29	0	0	0.00%	8.1%
12/31/2019	1.18	0	0	0.50%	13.6%	12/31/2019	1.19	0	0	0.25%	13.9%	12/31/2019	1.20	0	0	0.00%	14.2%
12/31/2018	1.04	0	0	0.50%	-5.4%	12/31/2018	1.04	0	0	0.25%	-5.2%	12/31/2018	1.05	0	0	0.00%	-4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	6.4%
2021	4.4%
2020	4.2%
2019	4.4%
2018	15.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Growth Fund R6 Class - 06-CYN

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$17,095,335	$19,852,611	129,613
Receivables: investments sold	206,724
Payables: investments purchased	-
Net assets	$17,302,059

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$17,302,059	9,038,647	$1.91
Band 100	-	-	1.94
Band 75	-	-	1.97
Band 50	-	-	2.00
Band 25	-	-	2.03
Band 0	-	-	2.06
Total	$17,302,059	9,038,647

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(242,832)
Net investment income (loss)			(242,832)

Gain (loss) on investments:
Net realized gain (loss)			136,354
Realized gain distributions			177,795
Net change in unrealized appreciation (depreciation)			(8,168,622)
Net gain (loss)			(7,854,473)

Increase (decrease) in net assets from operations			$(8,097,305)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(242,832)	$(253,879)
Net realized gain (loss)		136,354	1,214,786
Realized gain distributions		177,795	673,571
Net change in unrealized appreciation (depreciation)		(8,168,622)	2,054,224

Increase (decrease) in net assets from operations		(8,097,305)	3,688,702

Contract owner transactions:
Proceeds from units sold		2,885,993	11,208,453
Cost of units redeemed		(3,526,915)	(4,325,952)
Account charges		(6,230)	(6,376)
Increase (decrease)		(647,152)	6,876,125
Net increase (decrease)		(8,744,457)	10,564,827
Net assets, beginning		26,046,516	15,481,689
Net assets, ending		$17,302,059	$26,046,516

Units sold		1,374,911	4,204,491
Units redeemed		(1,597,399)	(1,671,354)
Net increase (decrease)		(222,488)	2,533,137
Units outstanding, beginning		9,261,135	6,727,998
Units outstanding, ending		9,038,647	9,261,135

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$31,662,250
Cost of units redeemed/account charges			(14,514,995)
Net investment income (loss)			(733,590)
Net realized gain (loss)			2,068,024
Realized gain distributions			1,577,646
Net change in unrealized appreciation (depreciation)			(2,757,276)
Net assets			$17,302,059

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.91	9,039	$17,302	1.25%	-31.9%	12/31/2022	$1.94	0	$0	1.00%	-31.8%	12/31/2022	$1.97	0	$0	0.75%	-31.6%
12/31/2021	2.81	9,261	26,047	1.25%	22.2%	12/31/2021	2.85	0	0	1.00%	22.5%	12/31/2021	2.88	0	0	0.75%	22.8%
12/31/2020	2.30	6,728	15,482	1.25%	30.1%	12/31/2020	2.32	0	0	1.00%	30.4%	12/31/2020	2.35	0	0	0.75%	30.8%
12/31/2019	1.77	3,017	5,337	1.25%	36.1%	12/31/2019	1.78	0	0	1.00%	36.4%	12/31/2019	1.80	0	0	0.75%	36.8%
12/31/2018	1.30	2,885	3,749	1.25%	1.4%	12/31/2018	1.31	0	0	1.00%	1.7%	12/31/2018	1.31	0	0	0.75%	1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.00	0	$0	0.50%	-31.4%	12/31/2022	$2.03	0	$0	0.25%	-31.3%	12/31/2022	$2.06	0	$0	0.00%	-31.1%
12/31/2021	2.92	0	0	0.50%	23.1%	12/31/2021	2.96	0	0	0.25%	23.5%	12/31/2021	3.00	0	0	0.00%	23.8%
12/31/2020	2.37	0	0	0.50%	31.1%	12/31/2020	2.40	0	0	0.25%	31.4%	12/31/2020	2.42	0	0	0.00%	31.7%
12/31/2019	1.81	0	0	0.50%	37.1%	12/31/2019	1.82	0	0	0.25%	37.5%	12/31/2019	1.84	0	0	0.00%	37.8%
12/31/2018	1.32	0	0	0.50%	2.2%	12/31/2018	1.33	0	0	0.25%	2.4%	12/31/2018	1.33	0	0	0.00%	2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS International New Discovery Fund R6 Class - 06-CYP

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,423,576	$2,845,593	83,683
Receivables: investments sold	15,807
Payables: investments purchased	-
Net assets	$2,439,383

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,439,383	1,900,770	$1.28
Band 100	-	-	1.30
Band 75	-	-	1.32
Band 50	-	-	1.34
Band 25	-	-	1.36
Band 0	-	-	1.38
Total	$2,439,383	1,900,770

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$21,236
Mortality & expense charges			(31,107)
Net investment income (loss)			(9,871)

Gain (loss) on investments:
Net realized gain (loss)			(33,797)
Realized gain distributions			114,062
Net change in unrealized appreciation (depreciation)			(658,469)
Net gain (loss)			(578,204)

Increase (decrease) in net assets from operations			$(588,075)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(9,871)	$743
Net realized gain (loss)		(33,797)	70,125
Realized gain distributions		114,062	104,699
Net change in unrealized appreciation (depreciation)		(658,469)	(59,266)

Increase (decrease) in net assets from operations		(588,075)	116,301

Contract owner transactions:
Proceeds from units sold		306,201	376,421
Cost of units redeemed		(237,532)	(506,848)
Account charges		(433)	(703)
Increase (decrease)		68,236	(131,130)
Net increase (decrease)		(519,839)	(14,829)
Net assets, beginning		2,959,222	2,974,051
Net assets, ending		$2,439,383	$2,959,222

Units sold		235,802	237,514
Units redeemed		(191,174)	(316,536)
Net increase (decrease)		44,628	(79,022)
Units outstanding, beginning		1,856,142	1,935,164
Units outstanding, ending		1,900,770	1,856,142

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$5,125,172
Cost of units redeemed/account charges			(2,725,963)
Net investment income (loss)			(17,367)
Net realized gain (loss)			33,253
Realized gain distributions			446,305
Net change in unrealized appreciation (depreciation)			(422,017)
Net assets			$2,439,383

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.28	1,901	$2,439	1.25%	-19.5%	12/31/2022	$1.30	0	$0	1.00%	-19.3%	12/31/2022	$1.32	0	$0	0.75%	-19.1%
12/31/2021	1.59	1,856	2,959	1.25%	3.7%	12/31/2021	1.61	0	0	1.00%	4.0%	12/31/2021	1.64	0	0	0.75%	4.3%
12/31/2020	1.54	1,935	2,974	1.25%	8.8%	12/31/2020	1.55	0	0	1.00%	9.0%	12/31/2020	1.57	0	0	0.75%	9.3%
12/31/2019	1.41	2,114	2,987	1.25%	21.4%	12/31/2019	1.42	0	0	1.00%	21.7%	12/31/2019	1.43	0	0	0.75%	22.0%
12/31/2018	1.16	1,120	1,303	1.25%	-11.4%	12/31/2018	1.17	0	0	1.00%	-11.2%	12/31/2018	1.18	0	0	0.75%	-11.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.34	0	$0	0.50%	-18.9%	12/31/2022	$1.36	0	$0	0.25%	-18.7%	12/31/2022	$1.38	0	$0	0.00%	-18.5%
12/31/2021	1.66	0	0	0.50%	4.5%	12/31/2021	1.68	0	0	0.25%	4.8%	12/31/2021	1.70	0	0	0.00%	5.0%
12/31/2020	1.58	0	0	0.50%	9.6%	12/31/2020	1.60	0	0	0.25%	9.9%	12/31/2020	1.62	0	0	0.00%	10.1%
12/31/2019	1.45	0	0	0.50%	22.3%	12/31/2019	1.46	0	0	0.25%	22.6%	12/31/2019	1.47	0	0	0.00%	22.9%
12/31/2018	1.18	0	0	0.50%	-10.7%	12/31/2018	1.19	0	0	0.25%	-10.5%	12/31/2018	1.19	0	0	0.00%	-10.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.8%
2021	1.3%
2020	0.4%
2019	1.8%
2018	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS International Value Fund R6 Class - 06-CYR

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,549,275	$3,196,728	71,413
Receivables: investments sold	3,056
Payables: investments purchased	-
Net assets	$2,552,331

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,552,331	1,804,200	$1.41
Band 100	-	-	1.44
Band 75	-	-	1.46
Band 50	-	-	1.48
Band 25	-	-	1.50
Band 0	-	-	1.53
Total	$2,552,331	1,804,200

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$28,814
Mortality & expense charges			(36,200)
Net investment income (loss)			(7,386)

Gain (loss) on investments:
Net realized gain (loss)			(91,387)
Realized gain distributions			303,652
Net change in unrealized appreciation (depreciation)			(1,144,301)
Net gain (loss)			(932,036)

Increase (decrease) in net assets from operations			$(939,422)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,386)	$(12,696)
Net realized gain (loss)		(91,387)	89,922
Realized gain distributions		303,652	249,270
Net change in unrealized appreciation (depreciation)		(1,144,301)	1,458

Increase (decrease) in net assets from operations		(939,422)	327,954

Contract owner transactions:
Proceeds from units sold		471,293	732,034
Cost of units redeemed		(912,235)	(597,332)
Account charges		(4,052)	(4,604)
Increase (decrease)		(444,994)	130,098
Net increase (decrease)		(1,384,416)	458,052
Net assets, beginning		3,936,747	3,478,695
Net assets, ending		$2,552,331	$3,936,747

Units sold		325,378	539,168
Units redeemed		(637,465)	(467,652)
Net increase (decrease)		(312,087)	71,516
Units outstanding, beginning		2,116,287	2,044,771
Units outstanding, ending		1,804,200	2,116,287

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$7,160,739
Cost of units redeemed/account charges			(4,799,579)
Net investment income (loss)			(11,907)
Net realized gain (loss)			6,531
Realized gain distributions			844,000
Net change in unrealized appreciation (depreciation)			(647,453)
Net assets			$2,552,331

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.41	1,804	$2,552	1.25%	-24.0%	12/31/2022	$1.44	0	$0	1.00%	-23.8%	12/31/2022	$1.46	0	$0	0.75%	-23.6%
12/31/2021	1.86	2,116	3,937	1.25%	9.3%	12/31/2021	1.88	0	0	1.00%	9.6%	12/31/2021	1.91	0	0	0.75%	9.9%
12/31/2020	1.70	2,045	3,479	1.25%	19.1%	12/31/2020	1.72	0	0	1.00%	19.4%	12/31/2020	1.74	0	0	0.75%	19.7%
12/31/2019	1.43	1,886	2,695	1.25%	24.4%	12/31/2019	1.44	0	0	1.00%	24.7%	12/31/2019	1.45	0	0	0.75%	25.1%
12/31/2018	1.15	1,334	1,532	1.25%	-10.0%	12/31/2018	1.15	0	0	1.00%	-9.8%	12/31/2018	1.16	0	0	0.75%	-9.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.48	0	$0	0.50%	-23.4%	12/31/2022	$1.50	0	$0	0.25%	-23.2%	12/31/2022	$1.53	0	$0	0.00%	-23.0%
12/31/2021	1.93	0	0	0.50%	10.2%	12/31/2021	1.96	0	0	0.25%	10.4%	12/31/2021	1.98	0	0	0.00%	10.7%
12/31/2020	1.75	0	0	0.50%	20.0%	12/31/2020	1.77	0	0	0.25%	20.3%	12/31/2020	1.79	0	0	0.00%	20.6%
12/31/2019	1.46	0	0	0.50%	25.4%	12/31/2019	1.47	0	0	0.25%	25.7%	12/31/2019	1.48	0	0	0.00%	26.0%
12/31/2018	1.17	0	0	0.50%	-9.3%	12/31/2018	1.17	0	0	0.25%	-9.1%	12/31/2018	1.18	0	0	0.00%	-8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.9%
2021	0.9%
2020	0.8%
2019	1.4%
2018	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Massachusetts Investors Growth Stock Fund R6 Class - 06-CYT

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,610,854	$9,871,020	279,243
Receivables: investments sold	6,282
Payables: investments purchased	-
Net assets	$9,617,136

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,617,136	4,529,599	$2.12
Band 100	-	-	2.16
Band 75	-	-	2.19
Band 50	-	-	2.22
Band 25	-	-	2.26
Band 0	-	-	2.29
Total	$9,617,136	4,529,599

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$72,325
Mortality & expense charges			(143,297)
Net investment income (loss)			(70,972)

Gain (loss) on investments:
Net realized gain (loss)			318,563
Realized gain distributions			358,028
Net change in unrealized appreciation (depreciation)			(3,702,364)
Net gain (loss)			(3,025,773)

Increase (decrease) in net assets from operations			$(3,096,745)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(70,972)	$(113,715)
Net realized gain (loss)		318,563	400,998
Realized gain distributions		358,028	1,441,178
Net change in unrealized appreciation (depreciation)		(3,702,364)	1,526,301

Increase (decrease) in net assets from operations		(3,096,745)	3,254,762

Contract owner transactions:
Proceeds from units sold		1,333,758	1,029,203
Cost of units redeemed		(4,292,106)	(2,096,512)
Account charges		(2,595)	(2,216)
Increase (decrease)		(2,960,943)	(1,069,525)
Net increase (decrease)		(6,057,688)	2,185,237
Net assets, beginning		15,674,824	13,489,587
Net assets, ending		$9,617,136	$15,674,824

Units sold		620,013	437,880
Units redeemed		(1,999,733)	(889,740)
Net increase (decrease)		(1,379,720)	(451,860)
Units outstanding, beginning		5,909,319	6,361,179
Units outstanding, ending		4,529,599	5,909,319

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$15,788,620
Cost of units redeemed/account charges			(10,023,754)
Net investment income (loss)			(284,136)
Net realized gain (loss)			877,639
Realized gain distributions			3,518,933
Net change in unrealized appreciation (depreciation)			(260,166)
Net assets			$9,617,136

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.12	4,530	$9,617	1.25%	-20.0%	12/31/2022	$2.16	0	$0	1.00%	-19.8%	12/31/2022	$2.19	0	$0	0.75%	-19.6%
12/31/2021	2.65	5,909	15,675	1.25%	25.1%	12/31/2021	2.69	0	0	1.00%	25.4%	12/31/2021	2.72	0	0	0.75%	25.7%
12/31/2020	2.12	6,361	13,490	1.25%	21.3%	12/31/2020	2.14	0	0	1.00%	21.6%	12/31/2020	2.16	0	0	0.75%	21.9%
12/31/2019	1.75	6,101	10,665	1.25%	38.6%	12/31/2019	1.76	0	0	1.00%	39.0%	12/31/2019	1.77	0	0	0.75%	39.3%
12/31/2018	1.26	1,618	2,040	1.25%	-0.2%	12/31/2018	1.27	0	0	1.00%	0.1%	12/31/2018	1.27	0	0	0.75%	0.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.22	0	$0	0.50%	-19.4%	12/31/2022	$2.26	0	$0	0.25%	-19.2%	12/31/2022	$2.29	0	$0	0.00%	-19.0%
12/31/2021	2.76	0	0	0.50%	26.0%	12/31/2021	2.79	0	0	0.25%	26.3%	12/31/2021	2.83	0	0	0.00%	26.7%
12/31/2020	2.19	0	0	0.50%	22.2%	12/31/2020	2.21	0	0	0.25%	22.5%	12/31/2020	2.23	0	0	0.00%	22.8%
12/31/2019	1.79	0	0	0.50%	39.7%	12/31/2019	1.80	0	0	0.25%	40.0%	12/31/2019	1.82	0	0	0.00%	40.4%
12/31/2018	1.28	0	0	0.50%	0.6%	12/31/2018	1.29	0	0	0.25%	0.9%	12/31/2018	1.29	0	0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.6%
2021	0.5%
2020	0.5%
2019	0.9%
2018	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Mid Cap Value Fund R6 Class - 06-CYV

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,747,456	$13,050,724	428,365
Receivables: investments sold	298,184
Payables: investments purchased	-
Net assets	$12,045,640

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,045,640	7,992,012	$1.51
Band 100	-	-	1.53
Band 75	-	-	1.55
Band 50	-	-	1.58
Band 25	-	-	1.60
Band 0	-	-	1.63
Total	$12,045,640	7,992,012

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$193,492
Mortality & expense charges			(200,813)
Net investment income (loss)			(7,321)

Gain (loss) on investments:
Net realized gain (loss)			251,877
Realized gain distributions			411,251
Net change in unrealized appreciation (depreciation)			(3,325,211)
Net gain (loss)			(2,662,083)

Increase (decrease) in net assets from operations			$(2,669,404)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,321)	$8,594
Net realized gain (loss)		251,877	424,258
Realized gain distributions		411,251	451,354
Net change in unrealized appreciation (depreciation)		(3,325,211)	1,219,344

Increase (decrease) in net assets from operations		(2,669,404)	2,103,550

Contract owner transactions:
Proceeds from units sold		17,305,518	3,880,364
Cost of units redeemed		(12,814,910)	(2,301,933)
Account charges		(18,844)	(16,358)
Increase (decrease)		4,471,764	1,562,073
Net increase (decrease)		1,802,360	3,665,623
Net assets, beginning		10,243,280	6,577,657
Net assets, ending		$12,045,640	$10,243,280

Units sold		10,759,319	2,580,502
Units redeemed		(8,899,432)	(1,542,921)
Net increase (decrease)		1,859,887	1,037,581
Units outstanding, beginning		6,132,125	5,094,544
Units outstanding, ending		7,992,012	6,132,125

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$34,673,631
Cost of units redeemed/account charges			(23,228,181)
Net investment income (loss)			16,603
Net realized gain (loss)			636,586
Realized gain distributions			1,250,269
Net change in unrealized appreciation (depreciation)			(1,303,268)
Net assets			$12,045,640

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.51	7,992	$12,046	1.25%	-9.8%	12/31/2022	$1.53	0	$0	1.00%	-9.5%	12/31/2022	$1.55	0	$0	0.75%	-9.3%
12/31/2021	1.67	6,132	10,243	1.25%	29.4%	12/31/2021	1.69	0	0	1.00%	29.7%	12/31/2021	1.71	0	0	0.75%	30.0%
12/31/2020	1.29	5,095	6,578	1.25%	3.1%	12/31/2020	1.30	0	0	1.00%	3.4%	12/31/2020	1.32	0	0	0.75%	3.6%
12/31/2019	1.25	4,400	5,510	1.25%	29.5%	12/31/2019	1.26	0	0	1.00%	29.8%	12/31/2019	1.27	0	0	0.75%	30.1%
12/31/2018	0.97	4,497	4,351	1.25%	-12.4%	12/31/2018	0.97	0	0	1.00%	-12.2%	12/31/2018	0.98	0	0	0.75%	-12.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.58	0	$0	0.50%	-9.1%	12/31/2022	$1.60	0	$0	0.25%	-8.9%	12/31/2022	$1.63	0	$0	0.00%	-8.6%
12/31/2021	1.74	0	0	0.50%	30.4%	12/31/2021	1.76	0	0	0.25%	30.7%	12/31/2021	1.78	0	0	0.00%	31.0%
12/31/2020	1.33	0	0	0.50%	3.9%	12/31/2020	1.34	0	0	0.25%	4.1%	12/31/2020	1.36	0	0	0.00%	4.4%
12/31/2019	1.28	0	0	0.50%	30.4%	12/31/2019	1.29	0	0	0.25%	30.8%	12/31/2019	1.30	0	0	0.00%	31.1%
12/31/2018	0.98	0	0	0.50%	-11.8%	12/31/2018	0.99	0	0	0.25%	-11.5%	12/31/2018	0.99	0	0	0.00%	-11.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.7%
2021	1.4%
2020	1.1%
2019	1.3%
2018	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Technology Fund R6 Class - 06-CYW

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,132,271	$2,997,438	50,197
Receivables: investments sold	-
Payables: investments purchased	(1,375)
Net assets	$2,130,896

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,130,896	1,129,390	$1.89
Band 100	-	-	1.92
Band 75	-	-	1.94
Band 50	-	-	1.97
Band 25	-	-	2.00
Band 0	-	-	2.04
Total	$2,130,896	1,129,390

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(34,999)
Net investment income (loss)			(34,999)

Gain (loss) on investments:
Net realized gain (loss)			(20,239)
Realized gain distributions			198,499
Net change in unrealized appreciation (depreciation)			(1,540,076)
Net gain (loss)			(1,361,816)

Increase (decrease) in net assets from operations			$(1,396,815)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(34,999)	$(51,102)
Net realized gain (loss)		(20,239)	323,945
Realized gain distributions		198,499	428,172
Net change in unrealized appreciation (depreciation)		(1,540,076)	(236,007)

Increase (decrease) in net assets from operations		(1,396,815)	465,008

Contract owner transactions:
Proceeds from units sold		430,874	641,077
Cost of units redeemed		(1,057,002)	(878,421)
Account charges		(3,036)	(4,317)
Increase (decrease)		(629,164)	(241,661)
Net increase (decrease)		(2,025,979)	223,347
Net assets, beginning		4,156,875	3,933,528
Net assets, ending		$2,130,896	$4,156,875

Units sold		189,214	228,422
Units redeemed		(452,923)	(316,014)
Net increase (decrease)		(263,709)	(87,592)
Units outstanding, beginning		1,393,099	1,480,691
Units outstanding, ending		1,129,390	1,393,099

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$6,410,412
Cost of units redeemed/account charges			(4,706,240)
Net investment income (loss)			(146,217)
Net realized gain (loss)			546,780
Realized gain distributions			891,328
Net change in unrealized appreciation (depreciation)			(865,167)
Net assets			$2,130,896

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.89	1,129	$2,131	1.25%	-36.8%	12/31/2022	$1.92	0	$0	1.00%	-36.6%	12/31/2022	$1.94	0	$0	0.75%	-36.5%
12/31/2021	2.98	1,393	4,157	1.25%	12.3%	12/31/2021	3.02	0	0	1.00%	12.6%	12/31/2021	3.06	0	0	0.75%	12.9%
12/31/2020	2.66	1,481	3,934	1.25%	44.7%	12/31/2020	2.68	0	0	1.00%	45.1%	12/31/2020	2.71	0	0	0.75%	45.5%
12/31/2019	1.84	1,025	1,881	1.25%	34.5%	12/31/2019	1.85	0	0	1.00%	34.9%	12/31/2019	1.86	0	0	0.75%	35.2%
12/31/2018	1.36	667	910	1.25%	0.7%	12/31/2018	1.37	0	0	1.00%	0.9%	12/31/2018	1.38	0	0	0.75%	1.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.97	0	$0	0.50%	-36.3%	12/31/2022	$2.00	0	$0	0.25%	-36.1%	12/31/2022	$2.04	0	$0	0.00%	-36.0%
12/31/2021	3.10	0	0	0.50%	13.2%	12/31/2021	3.14	0	0	0.25%	13.5%	12/31/2021	3.18	0	0	0.00%	13.7%
12/31/2020	2.74	0	0	0.50%	45.8%	12/31/2020	2.77	0	0	0.25%	46.2%	12/31/2020	2.79	0	0	0.00%	46.6%
12/31/2019	1.88	0	0	0.50%	35.5%	12/31/2019	1.89	0	0	0.25%	35.9%	12/31/2019	1.91	0	0	0.00%	36.2%
12/31/2018	1.39	0	0	0.50%	1.4%	12/31/2018	1.39	0	0	0.25%	1.7%	12/31/2018	1.40	0	0	0.00%	1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Value Fund R6 Class - 06-CYX

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,491,256	$13,930,199	283,675
Receivables: investments sold	-
Payables: investments purchased	(30,868)
Net assets	$13,460,388

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,600,345	6,749,224	$1.57
Band 100	-	-	1.59
Band 75	-	-	1.62
Band 50	-	-	1.64
Band 25	-	-	1.67
Band 0	2,860,043	1,688,130	1.69
Total	$13,460,388	8,437,354

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$270,362
Mortality & expense charges			(135,593)
Net investment income (loss)			134,769

Gain (loss) on investments:
Net realized gain (loss)			2,403,216
Realized gain distributions			719,663
Net change in unrealized appreciation (depreciation)			(4,559,905)
Net gain (loss)			(1,437,026)

Increase (decrease) in net assets from operations			$(1,302,257)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$134,769	$112,154
Net realized gain (loss)		2,403,216	1,147,153
Realized gain distributions		719,663	445,192
Net change in unrealized appreciation (depreciation)		(4,559,905)	2,211,937

Increase (decrease) in net assets from operations		(1,302,257)	3,916,436

Contract owner transactions:
Proceeds from units sold		14,244,294	8,882,255
Cost of units redeemed		(22,466,486)	(5,522,284)
Account charges		(25,179)	(16,338)
Increase (decrease)		(8,247,371)	3,343,633
Net increase (decrease)		(9,549,628)	7,260,069
Net assets, beginning		23,010,016	15,749,947
Net assets, ending		$13,460,388	$23,010,016

Units sold		9,400,206	6,204,534
Units redeemed		(14,464,025)	(4,160,310)
Net increase (decrease)		(5,063,819)	2,044,224
Units outstanding, beginning		13,501,173	11,456,949
Units outstanding, ending		8,437,354	13,501,173

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$45,149,792
Cost of units redeemed/account charges			(37,580,250)
Net investment income (loss)			676,565
Net realized gain (loss)			3,888,779
Realized gain distributions			1,764,445
Net change in unrealized appreciation (depreciation)			(438,943)
Net assets			$13,460,388

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.57	6,749	$10,600	1.25%	-7.0%	12/31/2022	$1.59	0	$0	1.00%	-6.7%	12/31/2022	$1.62	0	$0	0.75%	-6.5%
12/31/2021	1.69	11,539	19,481	1.25%	24.0%	12/31/2021	1.71	0	0	1.00%	24.3%	12/31/2021	1.73	0	0	0.75%	24.6%
12/31/2020	1.36	9,334	12,709	1.25%	2.7%	12/31/2020	1.38	0	0	1.00%	3.0%	12/31/2020	1.39	0	0	0.75%	3.2%
12/31/2019	1.33	8,127	10,771	1.25%	28.6%	12/31/2019	1.34	0	0	1.00%	28.9%	12/31/2019	1.35	0	0	0.75%	29.2%
12/31/2018	1.03	7,162	7,383	1.25%	-10.9%	12/31/2018	1.04	0	0	1.00%	-10.7%	12/31/2018	1.04	0	0	0.75%	-10.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.64	0	$0	0.50%	-6.3%	12/31/2022	$1.67	0	$0	0.25%	-6.0%	12/31/2022	$1.69	1,688	$2,860	0.00%	-5.8%
12/31/2021	1.75	0	0	0.50%	24.9%	12/31/2021	1.78	0	0	0.25%	25.2%	12/31/2021	1.80	1,962	3,529	0.00%	25.6%
12/31/2020	1.40	0	0	0.50%	3.5%	12/31/2020	1.42	0	0	0.25%	3.8%	12/31/2020	1.43	2,123	3,041	0.00%	4.0%
12/31/2019	1.36	0	0	0.50%	29.5%	12/31/2019	1.37	0	0	0.25%	29.9%	12/31/2019	1.38	2,313	3,185	0.00%	30.2%
12/31/2018	1.05	0	0	0.50%	-10.2%	12/31/2018	1.05	0	0	0.25%	-10.0%	12/31/2018	1.06	2,344	2,480	0.00%	-9.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.5%
2021	1.6%
2020	1.7%
2019	2.3%
2018	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Mid Cap Growth Fund R6 Class - 06-GNF

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$23,900,026	$27,950,071	1,003,460
Receivables: investments sold	233,196
Payables: investments purchased	-
Net assets	$24,133,222

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$24,133,222	16,376,640	$1.47
Band 100	-	-	1.49
Band 75	-	-	1.51
Band 50	-	-	1.53
Band 25	-	-	1.55
Band 0	-	-	1.57
Total	$24,133,222	16,376,640

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(306,422)
Net investment income (loss)			(306,422)

Gain (loss) on investments:
Net realized gain (loss)			(704,161)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(8,681,743)
Net gain (loss)			(9,385,904)

Increase (decrease) in net assets from operations			$(9,692,326)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(306,422)	$(278,070)
Net realized gain (loss)		(704,161)	1,721,855
Realized gain distributions		-	1,007,752
Net change in unrealized appreciation (depreciation)		(8,681,743)	574,650

Increase (decrease) in net assets from operations		(9,692,326)	3,026,187

Contract owner transactions:
Proceeds from units sold		16,235,398	21,669,384
Cost of units redeemed		(16,015,267)	(7,172,368)
Account charges		(46,332)	(38,553)
Increase (decrease)		173,799	14,458,463
Net increase (decrease)		(9,518,527)	17,484,650
Net assets, beginning		33,651,749	16,167,099
Net assets, ending		$24,133,222	$33,651,749

Units sold		10,240,617	11,155,249
Units redeemed		(10,035,151)	(3,743,635)
Net increase (decrease)		205,466	7,411,614
Units outstanding, beginning		16,171,174	8,759,560
Units outstanding, ending		16,376,640	16,171,174

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$53,553,286
Cost of units redeemed/account charges			(27,262,875)
Net investment income (loss)			(776,467)
Net realized gain (loss)			1,426,105
Realized gain distributions			1,243,218
Net change in unrealized appreciation (depreciation)			(4,050,045)
Net assets			$24,133,222

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.47	16,377	$24,133	1.25%	-29.2%	12/31/2022	$1.49	0	$0	1.00%	-29.0%	12/31/2022	$1.51	0	$0	0.75%	-28.8%
12/31/2021	2.08	16,166	33,640	1.25%	12.7%	12/31/2021	2.10	6	12	1.00%	13.0%	12/31/2021	2.12	0	0	0.75%	13.3%
12/31/2020	1.85	8,760	16,167	1.25%	34.1%	12/31/2020	1.86	0	0	1.00%	34.4%	12/31/2020	1.87	0	0	0.75%	34.8%
12/31/2019	1.38	6,836	9,408	1.25%	36.2%	12/31/2019	1.38	0	0	1.00%	36.6%	12/31/2019	1.39	0	0	0.75%	36.9%
12/31/2018	1.01	1,413	1,428	1.25%	-0.1%	12/31/2018	1.01	0	0	1.00%	0.2%	12/31/2018	1.02	0	0	0.75%	0.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.53	0	$0	0.50%	-28.7%	12/31/2022	$1.55	0	$0	0.25%	-28.5%	12/31/2022	$1.57	0	$0	0.00%	-28.3%
12/31/2021	2.15	0	0	0.50%	13.6%	12/31/2021	2.17	0	0	0.25%	13.9%	12/31/2021	2.19	0	0	0.00%	14.2%
12/31/2020	1.89	0	0	0.50%	35.1%	12/31/2020	1.90	0	0	0.25%	35.5%	12/31/2020	1.92	0	0	0.00%	35.8%
12/31/2019	1.40	0	0	0.50%	37.2%	12/31/2019	1.40	0	0	0.25%	37.6%	12/31/2019	1.41	0	0	0.00%	37.9%
12/31/2018	1.02	0	0	0.50%	0.7%	12/31/2018	1.02	0	0	0.25%	1.0%	12/31/2018	1.02	0	0	0.00%	1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS International Diversification Fund R6 Class - 06-3MF

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,707,655	$10,561,693	467,713
Receivables: investments sold	-
Payables: investments purchased	(241,124)
Net assets	$9,466,531

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,466,531	8,038,035	$1.18
Band 100	-	-	1.19
Band 75	-	-	1.20
Band 50	-	-	1.22
Band 25	-	-	1.23
Band 0	-	-	1.24
Total	$9,466,531	8,038,035

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$74,008
Mortality & expense charges			(97,984)
Net investment income (loss)			(23,976)

Gain (loss) on investments:
Net realized gain (loss)			(119,584)
Realized gain distributions			186,735
Net change in unrealized appreciation (depreciation)			(1,545,481)
Net gain (loss)			(1,478,330)

Increase (decrease) in net assets from operations			$(1,502,306)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(23,976)	$56,280
Net realized gain (loss)		(119,584)	102,247
Realized gain distributions		186,735	54,320
Net change in unrealized appreciation (depreciation)		(1,545,481)	121,527

Increase (decrease) in net assets from operations		(1,502,306)	334,374

Contract owner transactions:
Proceeds from units sold		7,582,754	2,867,543
Cost of units redeemed		(3,446,313)	(791,298)
Account charges		(26,912)	(31,413)
Increase (decrease)		4,109,529	2,044,832
Net increase (decrease)		2,607,223	2,379,206
Net assets, beginning		6,859,308	4,480,102
Net assets, ending		$9,466,531	$6,859,308

Units sold		6,188,065	2,041,345
Units redeemed		(2,922,795)	(586,587)
Net increase (decrease)		3,265,270	1,454,758
Units outstanding, beginning		4,772,765	3,318,007
Units outstanding, ending		8,038,035	4,772,765

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$15,472,481
Cost of units redeemed/account charges			(5,482,792)
Net investment income (loss)			51,705
Net realized gain (loss)			(8,751)
Realized gain distributions			287,926
Net change in unrealized appreciation (depreciation)			(854,038)
Net assets			$9,466,531

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.18	8,038	$9,467	1.25%	-18.1%	12/31/2022	$1.19	0	$0	1.00%	-17.8%	12/31/2022	$1.20	0	$0	0.75%	-17.6%
12/31/2021	1.44	4,773	6,859	1.25%	6.4%	12/31/2021	1.45	0	0	1.00%	6.7%	12/31/2021	1.46	0	0	0.75%	7.0%
12/31/2020	1.35	3,318	4,480	1.25%	14.0%	12/31/2020	1.36	0	0	1.00%	14.3%	12/31/2020	1.37	0	0	0.75%	14.6%
12/31/2019	1.18	383	454	1.25%	24.5%	12/31/2019	1.19	0	0	1.00%	24.8%	12/31/2019	1.19	0	0	0.75%	25.1%
12/31/2018	0.95	0	0	1.25%	-4.9%	12/31/2018	0.95	0	0	1.00%	-4.8%	12/31/2018	0.95	0	0	0.75%	-4.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.22	0	$0	0.50%	-17.4%	12/31/2022	$1.23	0	$0	0.25%	-17.2%	12/31/2022	$1.24	0	$0	0.00%	-17.0%
12/31/2021	1.47	0	0	0.50%	7.2%	12/31/2021	1.48	0	0	0.25%	7.5%	12/31/2021	1.50	0	0	0.00%	7.8%
12/31/2020	1.37	0	0	0.50%	14.9%	12/31/2020	1.38	0	0	0.25%	15.1%	12/31/2020	1.39	0	0	0.00%	15.4%
12/31/2019	1.20	0	0	0.50%	25.5%	12/31/2019	1.20	0	0	0.25%	25.8%	12/31/2019	1.20	0	0	0.00%	26.1%
12/31/2018	0.95	0	0	0.50%	-4.7%	12/31/2018	0.95	0	0	0.25%	-4.7%	12/31/2018	0.95	0	0	0.00%	-4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.9%
2021	2.3%
2020	1.4%
2019	3.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Total Return Fund R6 Class - 06-3JR

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$502,780	$555,953	27,284
Receivables: investments sold	69
Payables: investments purchased	-
Net assets	$502,849

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$502,849	417,236	$1.21
Band 100	-	-	1.22
Band 75	-	-	1.23
Band 50	-	-	1.24
Band 25	-	-	1.26
Band 0	-	-	1.27
Total	$502,849	417,236

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$6,248
Mortality & expense charges			(3,003)
Net investment income (loss)			3,245

Gain (loss) on investments:
Net realized gain (loss)			(2,700)
Realized gain distributions			16,082
Net change in unrealized appreciation (depreciation)			(45,546)
Net gain (loss)			(32,164)

Increase (decrease) in net assets from operations			$(28,919)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,245	$420
Net realized gain (loss)		(2,700)	2,359
Realized gain distributions		16,082	14,142
Net change in unrealized appreciation (depreciation)		(45,546)	(8,383)

Increase (decrease) in net assets from operations		(28,919)	8,538

Contract owner transactions:
Proceeds from units sold		323,621	351,794
Cost of units redeemed		(11,147)	(182,002)
Account charges		(321)	(370)
Increase (decrease)		312,153	169,422
Net increase (decrease)		283,234	177,960
Net assets, beginning		219,615	41,655
Net assets, ending		$502,849	$219,615

Units sold		264,057	266,587
Units redeemed		(10,008)	(138,338)
Net increase (decrease)		254,049	128,249
Units outstanding, beginning		163,187	34,938
Units outstanding, ending		417,236	163,187

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$745,148
Cost of units redeemed/account charges			(224,780)
Net investment income (loss)			3,802
Net realized gain (loss)			(340)
Realized gain distributions			32,192
Net change in unrealized appreciation (depreciation)			(53,173)
Net assets			$502,849

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.21	417	$503	1.25%	-10.4%	12/31/2022	$1.22	0	$0	1.00%	-10.2%	12/31/2022	$1.23	0	$0	0.75%	-10.0%
12/31/2021	1.35	163	220	1.25%	12.9%	12/31/2021	1.36	0	0	1.00%	13.2%	12/31/2021	1.37	0	0	0.75%	13.4%
12/31/2020	1.19	35	42	1.25%	8.7%	12/31/2020	1.20	0	0	1.00%	9.0%	12/31/2020	1.21	0	0	0.75%	9.2%
12/31/2019	1.10	0	0	1.25%	19.1%	12/31/2019	1.10	0	0	1.00%	19.4%	12/31/2019	1.10	0	0	0.75%	19.7%
12/31/2018	0.92	0	0	1.25%	-7.9%	12/31/2018	0.92	0	0	1.00%	-7.8%	12/31/2018	0.92	0	0	0.75%	-7.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.24	0	$0	0.50%	-9.8%	12/31/2022	$1.26	0	$0	0.25%	-9.5%	12/31/2022	$1.27	0	$0	0.00%	-9.3%
12/31/2021	1.38	0	0	0.50%	13.7%	12/31/2021	1.39	0	0	0.25%	14.0%	12/31/2021	1.40	0	0	0.00%	14.3%
12/31/2020	1.21	0	0	0.50%	9.5%	12/31/2020	1.22	0	0	0.25%	9.8%	12/31/2020	1.23	0	0	0.00%	10.1%
12/31/2019	1.11	0	0	0.50%	20.0%	12/31/2019	1.11	0	0	0.25%	20.3%	12/31/2019	1.11	0	0	0.00%	20.6%
12/31/2018	0.92	0	0	0.50%	-7.7%	12/31/2018	0.92	0	0	0.25%	-7.6%	12/31/2018	0.92	0	0	0.00%	-7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.7%
2021	1.3%
2020	1.3%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Utilities Fund R6 Class - 06-39X

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,705	$13,456	558
Receivables: investments sold	6
Payables: investments purchased	-
Net assets	$12,711

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,711	8,631	$1.47
Band 100	-	-	1.49
Band 75	-	-	1.51
Band 50	-	-	1.52
Band 25	-	-	1.54
Band 0	-	-	1.56
Total	$12,711	8,631

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$187
Mortality & expense charges			(105)
Net investment income (loss)			82

Gain (loss) on investments:
Net realized gain (loss)			(2)
Realized gain distributions			751
Net change in unrealized appreciation (depreciation)			(779)
Net gain (loss)			(30)

Increase (decrease) in net assets from operations			$52

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$82	$28
Net realized gain (loss)		(2)	-
Realized gain distributions		751	293
Net change in unrealized appreciation (depreciation)		(779)	28

Increase (decrease) in net assets from operations		52	349

Contract owner transactions:
Proceeds from units sold		5,455	6,855
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		5,455	6,855
Net increase (decrease)		5,507	7,204
Net assets, beginning		7,204	-
Net assets, ending		$12,711	$7,204

Units sold		3,762	4,869
Units redeemed		-	-
Net increase (decrease)		3,762	4,869
Units outstanding, beginning		4,869	-
Units outstanding, ending		8,631	4,869

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$12,310
Cost of units redeemed/account charges			-
Net investment income (loss)			110
Net realized gain (loss)			(2)
Realized gain distributions			1,044
Net change in unrealized appreciation (depreciation)			(751)
Net assets			$12,711

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.47	9	$13	1.25%	-0.5%	12/31/2022	$1.49	0	$0	1.00%	-0.2%	12/31/2022	$1.51	0	$0	0.75%	0.0%
12/31/2021	1.48	5	7	1.25%	12.8%	12/31/2021	1.49	0	0	1.00%	13.1%	12/31/2021	1.51	0	0	0.75%	13.4%
12/31/2020	1.31	0	0	1.25%	5.1%	12/31/2020	1.32	0	0	1.00%	5.3%	12/31/2020	1.33	0	0	0.75%	5.6%
12/31/2019	1.25	0	0	1.25%	23.7%	12/31/2019	1.25	0	0	1.00%	24.1%	12/31/2019	1.26	0	0	0.75%	24.4%
12/31/2018	1.01	0	0	1.25%	0.8%	12/31/2018	1.01	0	0	1.00%	1.0%	12/31/2018	1.01	0	0	0.75%	1.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.52	0	$0	0.50%	0.3%	12/31/2022	$1.54	0	$0	0.25%	0.5%	12/31/2022	$1.56	0	$0	0.00%	0.8%
12/31/2021	1.52	0	0	0.50%	13.7%	12/31/2021	1.53	0	0	0.25%	14.0%	12/31/2021	1.55	0	0	0.00%	14.3%
12/31/2020	1.34	0	0	0.50%	5.9%	12/31/2020	1.35	0	0	0.25%	6.1%	12/31/2020	1.35	0	0	0.00%	6.4%
12/31/2019	1.26	0	0	0.50%	24.7%	12/31/2019	1.27	0	0	0.25%	25.0%	12/31/2019	1.27	0	0	0.00%	25.3%
12/31/2018	1.01	0	0	0.50%	1.3%	12/31/2018	1.01	0	0	0.25%	1.5%	12/31/2018	1.02	0	0	0.00%	1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.9%
2021	1.1%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS International Growth Fund R6 Class - 06-49X

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$220,003	$233,106	6,028
Receivables: investments sold	-
Payables: investments purchased	(2,840)
Net assets	$217,163

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$217,163	191,914	$1.13
Band 100	-	-	1.14
Band 75	-	-	1.15
Band 50	-	-	1.16
Band 25	-	-	1.17
Band 0	-	-	1.18
Total	$217,163	191,914

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$2,153
Mortality & expense charges			(2,701)
Net investment income (loss)			(548)

Gain (loss) on investments:
Net realized gain (loss)			(40,141)
Realized gain distributions			3,155
Net change in unrealized appreciation (depreciation)			(5,455)
Net gain (loss)			(42,441)

Increase (decrease) in net assets from operations			$(42,989)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(548)	$504
Net realized gain (loss)		(40,141)	5,955
Realized gain distributions		3,155	13,805
Net change in unrealized appreciation (depreciation)		(5,455)	(10,301)

Increase (decrease) in net assets from operations		(42,989)	9,963

Contract owner transactions:
Proceeds from units sold		176,051	257,393
Cost of units redeemed		(169,475)	(48,082)
Account charges		(250)	(46)
Increase (decrease)		6,326	209,265
Net increase (decrease)		(36,663)	219,228
Net assets, beginning		253,826	34,598
Net assets, ending		$217,163	$253,826

Units sold		182,764	211,893
Units redeemed		(179,110)	(51,419)
Net increase (decrease)		3,654	160,474
Units outstanding, beginning		188,260	27,786
Units outstanding, ending		191,914	188,260

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$469,186
Cost of units redeemed/account charges			(222,032)
Net investment income (loss)			140
Net realized gain (loss)			(33,988)
Realized gain distributions			16,960
Net change in unrealized appreciation (depreciation)			(13,103)
Net assets			$217,163

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.13	192	$217	1.25%	-16.1%	12/31/2022	$1.14	0	$0	1.00%	-15.9%	12/31/2022	$1.15	0	$0	0.75%	-15.7%
12/31/2021	1.35	188	254	1.25%	8.3%	12/31/2021	1.36	0	0	1.00%	8.6%	12/31/2021	1.36	0	0	0.75%	8.8%
12/31/2020	1.25	28	35	1.25%	14.4%	12/31/2020	1.25	0	0	1.00%	14.7%	12/31/2020	1.25	0	0	0.75%	15.0%
12/31/2019	1.09	0	0	1.25%	8.9%	12/31/2019	1.09	0	0	1.00%	8.9%	12/31/2019	1.09	0	0	0.75%	9.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.16	0	$0	0.50%	-15.4%	12/31/2022	$1.17	0	$0	0.25%	-15.2%	12/31/2022	$1.18	0	$0	0.00%	-15.0%
12/31/2021	1.37	0	0	0.50%	9.1%	12/31/2021	1.38	0	0	0.25%	9.4%	12/31/2021	1.39	0	0	0.00%	9.6%
12/31/2020	1.26	0	0	0.50%	15.2%	12/31/2020	1.26	0	0	0.25%	15.5%	12/31/2020	1.26	0	0	0.00%	15.8%
12/31/2019	1.09	0	0	0.50%	9.1%	12/31/2019	1.09	0	0	0.25%	9.2%	12/31/2019	1.09	0	0	0.00%	9.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.9%
2021	1.8%
2020	1.5%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Total Return Bond Fund R6 Class - 06-3TH

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.97
Band 100	-	-	0.98
Band 75	-	-	0.99
Band 50	-	-	1.00
Band 25	-	-	1.01
Band 0	-	-	1.02
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$13
Net realized gain (loss)		-	(97)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	(7)

Increase (decrease) in net assets from operations		-	(91)

Contract owner transactions:
Proceeds from units sold		-	183
Cost of units redeemed		-	(14,701)
Account charges		-	-
Increase (decrease)		-	(14,518)
Net increase (decrease)		-	(14,609)
Net assets, beginning		-	14,609
Net assets, ending		$-	$-

Units sold		-	165
Units redeemed		-	(12,725)
Net increase (decrease)		-	(12,560)
Units outstanding, beginning		-	12,560
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$84,489
Cost of units redeemed/account charges			(84,405)
Net investment income (loss)			134
Net realized gain (loss)			(267)
Realized gain distributions			49
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.97	0	$0	1.25%	-14.9%	12/31/2022	$0.98	0	$0	1.00%	-14.7%	12/31/2022	$0.99	0	$0	0.75%	-14.5%
12/31/2021	1.14	0	0	1.25%	-2.0%	12/31/2021	1.15	0	0	1.00%	-1.7%	12/31/2021	1.16	0	0	0.75%	-1.5%
12/31/2020	1.16	13	15	1.25%	7.7%	12/31/2020	1.17	0	0	1.00%	7.9%	12/31/2020	1.17	0	0	0.75%	8.2%
12/31/2019	1.08	0	0	1.25%	8.0%	12/31/2019	1.08	0	0	1.00%	8.3%	12/31/2019	1.09	0	0	0.75%	8.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.00	0	$0	0.50%	-14.3%	12/31/2022	$1.01	0	$0	0.25%	-14.0%	12/31/2022	$1.02	0	$0	0.00%	-13.8%
12/31/2021	1.17	0	0	0.50%	-1.2%	12/31/2021	1.17	0	0	0.25%	-1.0%	12/31/2021	1.18	0	0	0.00%	-0.7%
12/31/2020	1.18	0	0	0.50%	8.5%	12/31/2020	1.19	0	0	0.25%	8.7%	12/31/2020	1.19	0	0	0.00%	9.0%
12/31/2019	1.09	0	0	0.50%	8.8%	12/31/2019	1.09	0	0	0.25%	9.1%	12/31/2019	1.09	0	0	0.00%	9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.4%
2020	3.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Global Real Estate R6 Class - 06-4FM

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$116,902	$146,866	7,579
Receivables: investments sold	807
Payables: investments purchased	-
Net assets	$117,709

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$117,709	125,403	$0.94
Band 100	-	-	0.95
Band 75	-	-	0.95
Band 50	-	-	0.96
Band 25	-	-	0.97
Band 0	-	-	0.98
Total	$117,709	125,403

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$771
Mortality & expense charges			(1,722)
Net investment income (loss)			(951)

Gain (loss) on investments:
Net realized gain (loss)			(4,992)
Realized gain distributions			5,944
Net change in unrealized appreciation (depreciation)			(47,196)
Net gain (loss)			(46,244)

Increase (decrease) in net assets from operations			$(47,195)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(951)	$1,331
Net realized gain (loss)		(4,992)	968
Realized gain distributions		5,944	805
Net change in unrealized appreciation (depreciation)		(47,196)	17,232

Increase (decrease) in net assets from operations		(47,195)	20,336

Contract owner transactions:
Proceeds from units sold		54,398	263,609
Cost of units redeemed		(40,199)	(132,622)
Account charges		(343)	(275)
Increase (decrease)		13,856	130,712
Net increase (decrease)		(33,339)	151,048
Net assets, beginning		151,048	-
Net assets, ending		$117,709	$151,048

Units sold		49,303	237,977
Units redeemed		(39,989)	(121,888)
Net increase (decrease)		9,314	116,089
Units outstanding, beginning		116,089	-
Units outstanding, ending		125,403	116,089

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$318,007
Cost of units redeemed/account charges			(173,439)
Net investment income (loss)			380
Net realized gain (loss)			(4,024)
Realized gain distributions			6,749
Net change in unrealized appreciation (depreciation)			(29,964)
Net assets			$117,709

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.94	125	$118	1.25%	-27.9%	12/31/2022	$0.95	0	$0	1.00%	-27.7%	12/31/2022	$0.95	0	$0	0.75%	-27.5%
12/31/2021	1.30	116	151	1.25%	28.3%	12/31/2021	1.31	0	0	1.00%	28.6%	12/31/2021	1.32	0	0	0.75%	28.9%
12/31/2020	1.01	0	0	1.25%	0.9%	12/31/2020	1.02	0	0	1.00%	1.2%	12/31/2020	1.02	0	0	0.75%	1.5%
12/31/2019	1.00	0	0	1.25%	0.5%	12/31/2019	1.01	0	0	1.00%	0.5%	12/31/2019	1.01	0	0	0.75%	0.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.96	0	$0	0.50%	-27.3%	12/31/2022	$0.97	0	$0	0.25%	-27.1%	12/31/2022	$0.98	0	$0	0.00%	-27.0%
12/31/2021	1.32	0	0	0.50%	29.2%	12/31/2021	1.33	0	0	0.25%	29.5%	12/31/2021	1.34	0	0	0.00%	29.9%
12/31/2020	1.02	0	0	0.50%	1.7%	12/31/2020	1.03	0	0	0.25%	2.0%	12/31/2020	1.03	0	0	0.00%	2.2%
12/31/2019	1.01	0	0	0.50%	0.7%	12/31/2019	1.01	0	0	0.25%	0.7%	12/31/2019	1.01	0	0	0.00%	0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.6%
2021	3.3%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Core Equity Fund R6 Class - 06-3W7

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,909,643	$2,294,613	46,887
Receivables: investments sold	3,845
Payables: investments purchased	-
Net assets	$1,913,488

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,913,488	1,402,377	$1.36
Band 100	-	-	1.38
Band 75	-	-	1.39
Band 50	-	-	1.40
Band 25	-	-	1.42
Band 0	-	-	1.43
Total	$1,913,488	1,402,377

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$12,729
Mortality & expense charges			(24,192)
Net investment income (loss)			(11,463)

Gain (loss) on investments:
Net realized gain (loss)			(101,919)
Realized gain distributions			57,256
Net change in unrealized appreciation (depreciation)			(363,597)
Net gain (loss)			(408,260)

Increase (decrease) in net assets from operations			$(419,723)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(11,463)	$(1,311)
Net realized gain (loss)		(101,919)	16,233
Realized gain distributions		57,256	137,240
Net change in unrealized appreciation (depreciation)		(363,597)	(33,359)

Increase (decrease) in net assets from operations		(419,723)	118,803

Contract owner transactions:
Proceeds from units sold		521,983	2,395,238
Cost of units redeemed		(399,288)	(447,394)
Account charges		(1,623)	(539)
Increase (decrease)		121,072	1,947,305
Net increase (decrease)		(298,651)	2,066,108
Net assets, beginning		2,212,139	146,031
Net assets, ending		$1,913,488	$2,212,139

Units sold		381,365	1,963,676
Units redeemed		(309,556)	(741,947)
Net increase (decrease)		71,809	1,221,729
Units outstanding, beginning		1,330,568	108,839
Units outstanding, ending		1,402,377	1,330,568

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$3,187,792
Cost of units redeemed/account charges			(990,803)
Net investment income (loss)			(12,830)
Net realized gain (loss)			(80,833)
Realized gain distributions			195,132
Net change in unrealized appreciation (depreciation)			(384,970)
Net assets			$1,913,488

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.36	1,402	$1,913	1.25%	-17.9%	12/31/2022	$1.38	0	$0	1.00%	-17.7%	12/31/2022	$1.39	0	$0	0.75%	-17.5%
12/31/2021	1.66	1,331	2,212	1.25%	23.9%	12/31/2021	1.67	0	0	1.00%	24.2%	12/31/2021	1.69	0	0	0.75%	24.5%
12/31/2020	1.34	109	146	1.25%	17.5%	12/31/2020	1.35	0	0	1.00%	17.8%	12/31/2020	1.35	0	0	0.75%	18.1%
12/31/2019	1.14	0	0	1.25%	14.2%	12/31/2019	1.14	0	0	1.00%	14.4%	12/31/2019	1.15	0	0	0.75%	14.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.40	0	$0	0.50%	-17.3%	12/31/2022	$1.42	0	$0	0.25%	-17.1%	12/31/2022	$1.43	0	$0	0.00%	-16.9%
12/31/2021	1.70	0	0	0.50%	24.8%	12/31/2021	1.71	0	0	0.25%	25.2%	12/31/2021	1.72	0	0	0.00%	25.5%
12/31/2020	1.36	0	0	0.50%	18.4%	12/31/2020	1.37	0	0	0.25%	18.7%	12/31/2020	1.37	0	0	0.00%	19.0%
12/31/2019	1.15	0	0	0.50%	14.9%	12/31/2019	1.15	0	0	0.25%	15.1%	12/31/2019	1.15	0	0	0.00%	15.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.6%
2021	0.7%
2020	0.5%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS International Value Fund R2 Class - 06-822

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$374,818	$456,917	11,610
Receivables: investments sold	303
Payables: investments purchased	-
Net assets	$375,121

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$375,121	196,300	$1.91
Band 100	-	-	1.96
Band 75	-	-	2.01
Band 50	-	-	2.06
Band 25	-	-	2.11
Band 0	-	-	2.17
Total	$375,121	196,300

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$2,133
Mortality & expense charges			(4,955)
Net investment income (loss)			(2,822)

Gain (loss) on investments:
Net realized gain (loss)			(3,393)
Realized gain distributions			48,705
Net change in unrealized appreciation (depreciation)			(166,309)
Net gain (loss)			(120,997)

Increase (decrease) in net assets from operations			$(123,819)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,822)	$(4,660)
Net realized gain (loss)		(3,393)	90,006
Realized gain distributions		48,705	34,766
Net change in unrealized appreciation (depreciation)		(166,309)	(67,825)

Increase (decrease) in net assets from operations		(123,819)	52,287

Contract owner transactions:
Proceeds from units sold		44,571	74,465
Cost of units redeemed		(53,965)	(349,195)
Account charges		(18)	(11)
Increase (decrease)		(9,412)	(274,741)
Net increase (decrease)		(133,231)	(222,454)
Net assets, beginning		508,352	730,806
Net assets, ending		$375,121	$508,352

Units sold		22,980	30,930
Units redeemed		(27,795)	(143,990)
Net increase (decrease)		(4,815)	(113,060)
Units outstanding, beginning		201,115	314,175
Units outstanding, ending		196,300	201,115

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,479,498
Cost of units redeemed/account charges			(2,486,607)
Net investment income (loss)			(18,244)
Net realized gain (loss)			282,641
Realized gain distributions			199,932
Net change in unrealized appreciation (depreciation)			(82,099)
Net assets			$375,121

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.91	196	$375	1.25%	-24.4%	12/31/2022	$1.96	0	$0	1.00%	-24.2%	12/31/2022	$2.01	0	$0	0.75%	-24.0%
12/31/2021	2.53	201	508	1.25%	8.7%	12/31/2021	2.59	0	0	1.00%	8.9%	12/31/2021	2.65	0	0	0.75%	9.2%
12/31/2020	2.33	314	731	1.25%	18.4%	12/31/2020	2.37	0	0	1.00%	18.7%	12/31/2020	2.42	0	0	0.75%	18.9%
12/31/2019	1.97	430	846	1.25%	23.7%	12/31/2019	2.00	0	0	1.00%	24.0%	12/31/2019	2.04	0	0	0.75%	24.3%
12/31/2018	1.59	405	643	1.25%	-10.6%	12/31/2018	1.61	0	0	1.00%	-10.4%	12/31/2018	1.64	0	0	0.75%	-10.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.06	0	$0	0.50%	-23.8%	12/31/2022	$2.11	0	$0	0.25%	-23.6%	12/31/2022	$2.17	0	$0	0.00%	-23.4%
12/31/2021	2.71	0	0	0.50%	9.5%	12/31/2021	2.77	0	0	0.25%	9.8%	12/31/2021	2.83	0	0	0.00%	10.0%
12/31/2020	2.47	0	0	0.50%	19.2%	12/31/2020	2.52	0	0	0.25%	19.5%	12/31/2020	2.57	0	0	0.00%	19.8%
12/31/2019	2.07	0	0	0.50%	24.6%	12/31/2019	2.11	0	0	0.25%	24.9%	12/31/2019	2.15	0	0	0.00%	25.2%
12/31/2018	1.66	0	0	0.50%	-9.9%	12/31/2018	1.69	0	0	0.25%	-9.7%	12/31/2018	1.72	0	0	0.00%	-9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.5%
2021	0.5%
2020	0.2%
2019	0.7%
2018	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Global Bond R6 Class - 06-4TK

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,281	$2,340	297
Receivables: investments sold	9
Payables: investments purchased	-
Net assets	$2,290

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,290	2,604	$0.88
Band 100	-	-	0.88
Band 75	-	-	0.89
Band 50	-	-	0.89
Band 25	-	-	0.90
Band 0	-	-	0.90
Total	$2,290	2,604

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$11
Mortality & expense charges			(9)
Net investment income (loss)			2

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			40
Net change in unrealized appreciation (depreciation)			(59)
Net gain (loss)			(19)

Increase (decrease) in net assets from operations			$(17)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2	$-
Net realized gain (loss)		-	-
Realized gain distributions		40	-
Net change in unrealized appreciation (depreciation)		(59)	-

Increase (decrease) in net assets from operations		(17)	-

Contract owner transactions:
Proceeds from units sold		2,316	-
Cost of units redeemed		(5)	-
Account charges		(4)	-
Increase (decrease)		2,307	-
Net increase (decrease)		2,290	-
Net assets, beginning		-	-
Net assets, ending		$2,290	$-

Units sold		2,614	-
Units redeemed		(10)	-
Net increase (decrease)		2,604	-
Units outstanding, beginning		-	-
Units outstanding, ending		2,604	-

* Date of Fund Inception into Variable Account: 3 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,316
Cost of units redeemed/account charges			(9)
Net investment income (loss)			2
Net realized gain (loss)			-
Realized gain distributions			40
Net change in unrealized appreciation (depreciation)			(59)
Net assets			$2,290

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.88	3	$2	1.25%	-12.0%	12/31/2022	$0.88	0	$0	1.00%	-11.8%	12/31/2022	$0.89	0	$0	0.75%	-11.6%
12/31/2021	1.00	0	0	1.25%	-0.1%	12/31/2021	1.00	0	0	1.00%	0.1%	12/31/2021	1.00	0	0	0.75%	0.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.89	0	$0	0.50%	-11.3%	12/31/2022	$0.90	0	$0	0.25%	-11.1%	12/31/2022	$0.90	0	$0	0.00%	-10.9%
12/31/2021	1.01	0	0	0.50%	0.5%	12/31/2021	1.01	0	0	0.25%	0.7%	12/31/2021	1.01	0	0	0.00%	0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Massachusetts Investors Growth Stock Fund R3 Class - 06-386

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$630,131	$735,009	19,404
Receivables: investments sold	914
Payables: investments purchased	-
Net assets	$631,045

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$504,050	120,840	$4.17
Band 100	-	-	4.30
Band 75	-	-	4.44
Band 50	-	-	4.58
Band 25	-	-	4.73
Band 0	126,995	26,011	4.88
Total	$631,045	146,851

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$2,648
Mortality & expense charges			(8,300)
Net investment income (loss)			(5,652)

Gain (loss) on investments:
Net realized gain (loss)			(24,666)
Realized gain distributions			24,789
Net change in unrealized appreciation (depreciation)			(167,278)
Net gain (loss)			(167,155)

Increase (decrease) in net assets from operations			$(172,807)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,652)	$(43,015)
Net realized gain (loss)		(24,666)	1,634,788
Realized gain distributions		24,789	134,290
Net change in unrealized appreciation (depreciation)		(167,278)	(936,799)

Increase (decrease) in net assets from operations		(172,807)	789,264

Contract owner transactions:
Proceeds from units sold		282,326	323,517
Cost of units redeemed		(243,124)	(4,237,476)
Account charges		(1,117)	(819)
Increase (decrease)		38,085	(3,914,778)
Net increase (decrease)		(134,722)	(3,125,514)
Net assets, beginning		765,767	3,891,281
Net assets, ending		$631,045	$765,767

Units sold		58,977	69,941
Units redeemed		(58,549)	(850,883)
Net increase (decrease)		428	(780,942)
Units outstanding, beginning		146,423	927,365
Units outstanding, ending		146,851	146,423

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$35,702,779
Cost of units redeemed/account charges			(48,783,318)
Net investment income (loss)			(274,346)
Net realized gain (loss)			9,632,254
Realized gain distributions			4,458,554
Net change in unrealized appreciation (depreciation)			(104,878)
Net assets			$631,045

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.17	121	$504	1.25%	-20.2%	12/31/2022	$4.30	0	$0	1.00%	-20.0%	12/31/2022	$4.44	0	$0	0.75%	-19.8%
12/31/2021	5.23	146	766	1.25%	24.6%	12/31/2021	5.38	0	0	1.00%	24.9%	12/31/2021	5.54	0	0	0.75%	25.3%
12/31/2020	4.20	927	3,891	1.25%	20.9%	12/31/2020	4.31	0	0	1.00%	21.2%	12/31/2020	4.42	0	0	0.75%	21.5%
12/31/2019	3.47	1,203	4,176	1.25%	38.1%	12/31/2019	3.55	0	0	1.00%	38.5%	12/31/2019	3.64	0	0	0.75%	38.8%
12/31/2018	2.51	4,145	10,414	1.25%	-0.5%	12/31/2018	2.57	0	0	1.00%	-0.2%	12/31/2018	2.62	0	0	0.75%	0.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.58	0	$0	0.50%	-19.6%	12/31/2022	$4.73	0	$0	0.25%	-19.4%	12/31/2022	$4.88	26	$127	0.00%	-19.2%
12/31/2021	5.71	0	0	0.50%	25.6%	12/31/2021	5.87	0	0	0.25%	25.9%	12/31/2021	6.05	0	0	0.00%	26.2%
12/31/2020	4.54	0	0	0.50%	21.8%	12/31/2020	4.67	0	0	0.25%	22.1%	12/31/2020	4.79	0	0	0.00%	22.4%
12/31/2019	3.73	0	0	0.50%	39.2%	12/31/2019	3.82	0	0	0.25%	39.5%	12/31/2019	3.91	0	0	0.00%	39.9%
12/31/2018	2.68	0	0	0.50%	0.3%	12/31/2018	2.74	0	0	0.25%	0.5%	12/31/2018	2.80	0	0	0.00%	0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.4%
2021	0.1%
2020	0.1%
2019	0.1%
2018	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Massachusetts Investors Growth Stock Fund R2 Class - 06-387

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,959,990	$1,888,287	61,714
Receivables: investments sold	-
Payables: investments purchased	(3,655)
Net assets	$1,956,335

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,070,383	264,693	$4.04
Band 100	885,952	212,295	4.17
Band 75	-	-	4.31
Band 50	-	-	4.44
Band 25	-	-	4.59
Band 0	-	-	4.73
Total	$1,956,335	476,988

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$3,715
Mortality & expense charges			(23,339)
Net investment income (loss)			(19,624)

Gain (loss) on investments:
Net realized gain (loss)			39,196
Realized gain distributions			79,604
Net change in unrealized appreciation (depreciation)			(598,908)
Net gain (loss)			(480,108)

Increase (decrease) in net assets from operations			$(499,732)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(19,624)	$(26,161)
Net realized gain (loss)		39,196	105,016
Realized gain distributions		79,604	240,041
Net change in unrealized appreciation (depreciation)		(598,908)	187,028

Increase (decrease) in net assets from operations		(499,732)	505,924

Contract owner transactions:
Proceeds from units sold		260,152	123,288
Cost of units redeemed		(224,700)	(330,519)
Account charges		(722)	(709)
Increase (decrease)		34,730	(207,940)
Net increase (decrease)		(465,002)	297,984
Net assets, beginning		2,421,337	2,123,353
Net assets, ending		$1,956,335	$2,421,337

Units sold		59,419	27,545
Units redeemed		(52,067)	(70,655)
Net increase (decrease)		7,352	(43,110)
Units outstanding, beginning		469,636	512,746
Units outstanding, ending		476,988	469,636

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$16,259,146
Cost of units redeemed/account charges			(19,307,325)
Net investment income (loss)			(361,483)
Net realized gain (loss)			3,237,050
Realized gain distributions			2,057,244
Net change in unrealized appreciation (depreciation)			71,703
Net assets			$1,956,335

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.04	265	$1,070	1.25%	-20.4%	12/31/2022	$4.17	212	$886	1.00%	-20.2%	12/31/2022	$4.31	0	$0	0.75%	-20.0%
12/31/2021	5.08	240	1,220	1.25%	24.3%	12/31/2021	5.23	230	1,201	1.00%	24.6%	12/31/2021	5.39	0	0	0.75%	24.9%
12/31/2020	4.09	267	1,092	1.25%	20.6%	12/31/2020	4.20	246	1,031	1.00%	20.9%	12/31/2020	4.31	0	0	0.75%	21.2%
12/31/2019	3.39	399	1,352	1.25%	37.8%	12/31/2019	3.47	269	935	1.00%	38.1%	12/31/2019	3.56	0	0	0.75%	38.5%
12/31/2018	2.46	372	915	1.25%	-0.7%	12/31/2018	2.51	311	781	1.00%	-0.4%	12/31/2018	2.57	0	0	0.75%	-0.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.44	0	$0	0.50%	-19.8%	12/31/2022	$4.59	0	$0	0.25%	-19.6%	12/31/2022	$4.73	0	$0	0.00%	-19.4%
12/31/2021	5.54	0	0	0.50%	25.3%	12/31/2021	5.71	0	0	0.25%	25.6%	12/31/2021	5.88	0	0	0.00%	25.9%
12/31/2020	4.43	0	0	0.50%	21.5%	12/31/2020	4.55	0	0	0.25%	21.8%	12/31/2020	4.67	0	0	0.00%	22.1%
12/31/2019	3.64	0	0	0.50%	38.8%	12/31/2019	3.73	0	0	0.25%	39.2%	12/31/2019	3.82	0	0	0.00%	39.5%
12/31/2018	2.62	0	0	0.50%	0.1%	12/31/2018	2.68	0	0	0.25%	0.3%	12/31/2018	2.74	0	0	0.00%	0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.2%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy Asset Strategy Fund Y Class - 06-008 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.34
Band 100	-	-	1.38
Band 75	-	-	1.41
Band 50	-	-	1.44
Band 25	-	-	1.48
Band 0	-	-	1.51
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.34	0	$0	1.25%	-14.5%	12/31/2022	$1.38	0	$0	1.00%	-14.3%	12/31/2022	$1.41	0	$0	0.75%	-14.1%
12/31/2021	1.57	0	0	1.25%	12.4%	12/31/2021	1.61	0	0	1.00%	12.7%	12/31/2021	1.64	0	0	0.75%	12.9%
12/31/2020	1.40	0	0	1.25%	12.1%	12/31/2020	1.43	0	0	1.00%	12.3%	12/31/2020	1.45	0	0	0.75%	12.6%
12/31/2019	1.25	0	0	1.25%	20.2%	12/31/2019	1.27	0	0	1.00%	20.5%	12/31/2019	1.29	0	0	0.75%	20.8%
12/31/2018	1.04	0	0	1.25%	-6.6%	12/31/2018	1.05	0	0	1.00%	-6.4%	12/31/2018	1.07	0	0	0.75%	-6.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.44	0	$0	0.50%	-13.9%	12/31/2022	$1.48	0	$0	0.25%	-13.6%	12/31/2022	$1.51	0	$0	0.00%	-13.4%
12/31/2021	1.68	0	0	0.50%	13.2%	12/31/2021	1.71	0	0	0.25%	13.5%	12/31/2021	1.75	0	0	0.00%	13.8%
12/31/2020	1.48	0	0	0.50%	12.9%	12/31/2020	1.51	0	0	0.25%	13.2%	12/31/2020	1.54	0	0	0.00%	13.5%
12/31/2019	1.31	0	0	0.50%	21.1%	12/31/2019	1.33	0	0	0.25%	21.4%	12/31/2019	1.35	0	0	0.00%	21.7%
12/31/2018	1.08	0	0	0.50%	-5.9%	12/31/2018	1.10	0	0	0.25%	-5.7%	12/31/2018	1.11	0	0	0.00%	-5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy Balanced Fund Y Class - 06-010 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.62
Band 100	-	-	1.66
Band 75	-	-	1.70
Band 50	-	-	1.74
Band 25	-	-	1.78
Band 0	-	-	1.82
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$11,204,816
Cost of units redeemed/account charges			(11,817,950)
Net investment income (loss)			(86,665)
Net realized gain (loss)			44,106
Realized gain distributions			655,693
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.62	0	$0	1.25%	-17.1%	12/31/2022	$1.66	0	$0	1.00%	-16.9%	12/31/2022	$1.70	0	$0	0.75%	-16.7%
12/31/2021	1.95	0	0	1.25%	14.8%	12/31/2021	2.00	0	0	1.00%	15.1%	12/31/2021	2.04	0	0	0.75%	15.4%
12/31/2020	1.70	0	0	1.25%	12.9%	12/31/2020	1.74	0	0	1.00%	13.2%	12/31/2020	1.77	0	0	0.75%	13.5%
12/31/2019	1.51	0	0	1.25%	20.6%	12/31/2019	1.53	0	0	1.00%	20.9%	12/31/2019	1.56	0	0	0.75%	21.2%
12/31/2018	1.25	64	80	1.25%	-4.5%	12/31/2018	1.27	0	0	1.00%	-4.3%	12/31/2018	1.29	0	0	0.75%	-4.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.74	0	$0	0.50%	-16.5%	12/31/2022	$1.78	0	$0	0.25%	-16.3%	12/31/2022	$1.82	0	$0	0.00%	-16.1%
12/31/2021	2.08	0	0	0.50%	15.7%	12/31/2021	2.13	0	0	0.25%	15.9%	12/31/2021	2.17	0	0	0.00%	16.2%
12/31/2020	1.80	0	0	0.50%	13.8%	12/31/2020	1.84	0	0	0.25%	14.1%	12/31/2020	1.87	0	0	0.00%	14.3%
12/31/2019	1.58	0	0	0.50%	21.5%	12/31/2019	1.61	0	0	0.25%	21.8%	12/31/2019	1.64	0	0	0.00%	22.1%
12/31/2018	1.30	0	0	0.50%	-3.8%	12/31/2018	1.32	0	0	0.25%	-3.6%	12/31/2018	1.34	0	0	0.00%	-3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	1.0%
2018	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy Balanced Fund R Class - 06-009

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$114,699	$148,492	6,367
Receivables: investments sold	46
Payables: investments purchased	-
Net assets	$114,745

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$114,745	73,273	$1.57
Band 100	-	-	1.60
Band 75	-	-	1.64
Band 50	-	-	1.68
Band 25	-	-	1.72
Band 0	-	-	1.76
Total	$114,745	73,273

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$230
Mortality & expense charges			(1,496)
Net investment income (loss)			(1,266)

Gain (loss) on investments:
Net realized gain (loss)			(1,028)
Realized gain distributions			23,680
Net change in unrealized appreciation (depreciation)			(45,539)
Net gain (loss)			(22,887)

Increase (decrease) in net assets from operations			$(24,153)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,266)	$(1,459)
Net realized gain (loss)		(1,028)	184
Realized gain distributions		23,680	13,518
Net change in unrealized appreciation (depreciation)		(45,539)	3,674

Increase (decrease) in net assets from operations		(24,153)	15,917

Contract owner transactions:
Proceeds from units sold		12,234	13,632
Cost of units redeemed		(8,548)	(285)
Account charges		(138)	(64)
Increase (decrease)		3,548	13,283
Net increase (decrease)		(20,605)	29,200
Net assets, beginning		135,350	106,150
Net assets, ending		$114,745	$135,350

Units sold		7,459	7,573
Units redeemed		(5,574)	(204)
Net increase (decrease)		1,885	7,369
Units outstanding, beginning		71,388	64,019
Units outstanding, ending		73,273	71,388

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$654,091
Cost of units redeemed/account charges			(579,438)
Net investment income (loss)			(6,112)
Net realized gain (loss)			5,491
Realized gain distributions			74,506
Net change in unrealized appreciation (depreciation)			(33,793)
Net assets			$114,745

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.57	73	$115	1.25%	-17.4%	12/31/2022	$1.60	0	$0	1.00%	-17.2%	12/31/2022	$1.64	0	$0	0.75%	-17.0%
12/31/2021	1.90	71	135	1.25%	14.3%	12/31/2021	1.94	0	0	1.00%	14.6%	12/31/2021	1.98	0	0	0.75%	14.9%
12/31/2020	1.66	64	106	1.25%	12.5%	12/31/2020	1.69	0	0	1.00%	12.8%	12/31/2020	1.72	0	0	0.75%	13.1%
12/31/2019	1.47	56	82	1.25%	20.2%	12/31/2019	1.50	0	0	1.00%	20.5%	12/31/2019	1.52	0	0	0.75%	20.8%
12/31/2018	1.23	46	56	1.25%	-4.9%	12/31/2018	1.24	0	0	1.00%	-4.6%	12/31/2018	1.26	0	0	0.75%	-4.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.68	0	$0	0.50%	-16.8%	12/31/2022	$1.72	0	$0	0.25%	-16.6%	12/31/2022	$1.76	0	$0	0.00%	-16.4%
12/31/2021	2.02	0	0	0.50%	15.2%	12/31/2021	2.06	0	0	0.25%	15.5%	12/31/2021	2.11	0	0	0.00%	15.8%
12/31/2020	1.75	0	0	0.50%	13.4%	12/31/2020	1.79	0	0	0.25%	13.7%	12/31/2020	1.82	0	0	0.00%	13.9%
12/31/2019	1.55	0	0	0.50%	21.1%	12/31/2019	1.57	0	0	0.25%	21.4%	12/31/2019	1.60	0	0	0.00%	21.7%
12/31/2018	1.28	0	0	0.50%	-4.2%	12/31/2018	1.30	0	0	0.25%	-3.9%	12/31/2018	1.31	0	0	0.00%	-3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.2%
2021	0.0%
2020	0.8%
2019	1.1%
2018	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy High Income Fund R Class - 06-011

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$196,754	$219,483	33,835
Receivables: investments sold	171
Payables: investments purchased	-
Net assets	$196,925

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$196,925	169,043	$1.16
Band 100	-	-	1.19
Band 75	-	-	1.22
Band 50	-	-	1.25
Band 25	-	-	1.28
Band 0	-	-	1.31
Total	$196,925	169,043

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$9,262
Mortality & expense charges			(1,663)
Net investment income (loss)			7,599

Gain (loss) on investments:
Net realized gain (loss)			(287)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(22,653)
Net gain (loss)			(22,940)

Increase (decrease) in net assets from operations			$(15,341)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,599	$413
Net realized gain (loss)		(287)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(22,653)	37

Increase (decrease) in net assets from operations		(15,341)	450

Contract owner transactions:
Proceeds from units sold		203,877	1,334
Cost of units redeemed		(20)	(4,199)
Account charges		-	(5)
Increase (decrease)		203,857	(2,870)
Net increase (decrease)		188,516	(2,420)
Net assets, beginning		8,409	10,829
Net assets, ending		$196,925	$8,409

Units sold		162,745	978
Units redeemed		-	(3,194)
Net increase (decrease)		162,745	(2,216)
Units outstanding, beginning		6,298	8,514
Units outstanding, ending		169,043	6,298

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$619,003
Cost of units redeemed/account charges			(425,923)
Net investment income (loss)			46,670
Net realized gain (loss)			(24,387)
Realized gain distributions			4,291
Net change in unrealized appreciation (depreciation)			(22,729)
Net assets			$196,925

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.16	169	$197	1.25%	-12.8%	12/31/2022	$1.19	0	$0	1.00%	-12.5%	12/31/2022	$1.22	0	$0	0.75%	-12.3%
12/31/2021	1.34	6	8	1.25%	5.0%	12/31/2021	1.36	0	0	1.00%	5.2%	12/31/2021	1.39	0	0	0.75%	5.5%
12/31/2020	1.27	9	11	1.25%	3.6%	12/31/2020	1.30	0	0	1.00%	3.9%	12/31/2020	1.32	0	0	0.75%	4.1%
12/31/2019	1.23	40	50	1.25%	9.5%	12/31/2019	1.25	0	0	1.00%	9.8%	12/31/2019	1.27	0	0	0.75%	10.0%
12/31/2018	1.12	74	83	1.25%	-4.3%	12/31/2018	1.14	0	0	1.00%	-4.0%	12/31/2018	1.15	0	0	0.75%	-3.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.25	0	$0	0.50%	-12.1%	12/31/2022	$1.28	0	$0	0.25%	-11.9%	12/31/2022	$1.31	0	$0	0.00%	-11.7%
12/31/2021	1.42	0	0	0.50%	5.8%	12/31/2021	1.45	0	0	0.25%	6.0%	12/31/2021	1.49	0	0	0.00%	6.3%
12/31/2020	1.35	0	0	0.50%	4.4%	12/31/2020	1.37	0	0	0.25%	4.6%	12/31/2020	1.40	0	0	0.00%	4.9%
12/31/2019	1.29	0	0	0.50%	10.3%	12/31/2019	1.31	0	0	0.25%	10.6%	12/31/2019	1.33	0	0	0.00%	10.9%
12/31/2018	1.17	0	0	0.50%	-3.6%	12/31/2018	1.19	0	0	0.25%	-3.3%	12/31/2018	1.20	0	0	0.00%	-3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	9.0%
2021	5.6%
2020	3.6%
2019	7.6%
2018	6.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy Energy Fund R Class - 06-CGP (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.78
Band 100	-	-	0.79
Band 75	-	-	0.81
Band 50	-	-	0.82
Band 25	-	-	0.84
Band 0	-	-	0.85
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$321,340
Cost of units redeemed/account charges			(291,446)
Net investment income (loss)			(4,029)
Net realized gain (loss)			(25,865)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.78	0	$0	1.25%	39.2%	12/31/2022	$0.79	0	$0	1.00%	39.5%	12/31/2022	$0.81	0	$0	0.75%	39.9%
12/31/2021	0.56	0	0	1.25%	40.9%	12/31/2021	0.57	0	0	1.00%	41.2%	12/31/2021	0.58	0	0	0.75%	41.6%
12/31/2020	0.40	0	0	1.25%	-39.7%	12/31/2020	0.40	0	0	1.00%	-39.6%	12/31/2020	0.41	0	0	0.75%	-39.4%
12/31/2019	0.66	2	1	1.25%	2.6%	12/31/2019	0.67	0	0	1.00%	2.8%	12/31/2019	0.67	0	0	0.75%	3.1%
12/31/2018	0.64	2	1	1.25%	-35.5%	12/31/2018	0.65	0	0	1.00%	-35.3%	12/31/2018	0.65	0	0	0.75%	-35.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.82	0	$0	0.50%	40.2%	12/31/2022	$0.84	0	$0	0.25%	40.6%	12/31/2022	$0.85	0	$0	0.00%	40.9%
12/31/2021	0.59	0	0	0.50%	41.9%	12/31/2021	0.60	0	0	0.25%	42.3%	12/31/2021	0.60	0	0	0.00%	42.6%
12/31/2020	0.41	0	0	0.50%	-39.3%	12/31/2020	0.42	0	0	0.25%	-39.1%	12/31/2020	0.42	0	0	0.00%	-39.0%
12/31/2019	0.68	0	0	0.50%	3.3%	12/31/2019	0.69	0	0	0.25%	3.6%	12/31/2019	0.69	0	0	0.00%	3.9%
12/31/2018	0.66	0	0	0.50%	-35.0%	12/31/2018	0.66	0	0	0.25%	-34.9%	12/31/2018	0.67	0	0	0.00%	-34.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy Energy Fund Y Class - 06-CGR

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$595	$570	58
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$595

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$595	745	$0.80
Band 100	-	-	0.81
Band 75	-	-	0.83
Band 50	-	-	0.84
Band 25	-	-	0.86
Band 0	-	-	0.87
Total	$595	745

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$7
Mortality & expense charges			(2,445)
Net investment income (loss)			(2,438)

Gain (loss) on investments:
Net realized gain (loss)			76,970
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(21,943)
Net gain (loss)			55,027

Increase (decrease) in net assets from operations			$52,589

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,438)	$788
Net realized gain (loss)		76,970	13,134
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(21,943)	16,445

Increase (decrease) in net assets from operations		52,589	30,367

Contract owner transactions:
Proceeds from units sold		5,405	156,025
Cost of units redeemed		(242,575)	(30,213)
Account charges		-	-
Increase (decrease)		(237,170)	125,812
Net increase (decrease)		(184,581)	156,179
Net assets, beginning		185,176	28,997
Net assets, ending		$595	$185,176

Units sold		7,151	313,009
Units redeemed		(329,541)	(61,495)
Net increase (decrease)		(322,390)	251,514
Units outstanding, beginning		323,135	71,621
Units outstanding, ending		745	323,135

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,746,496
Cost of units redeemed/account charges			(1,434,098)
Net investment income (loss)			(20,294)
Net realized gain (loss)			(291,534)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			25
Net assets			$595

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.80	1	$1	1.25%	39.4%	12/31/2022	$0.81	0	$0	1.00%	39.8%	12/31/2022	$0.83	0	$0	0.75%	40.1%
12/31/2021	0.57	323	185	1.25%	41.5%	12/31/2021	0.58	0	0	1.00%	41.9%	12/31/2021	0.59	0	0	0.75%	42.3%
12/31/2020	0.40	72	29	1.25%	-39.5%	12/31/2020	0.41	0	0	1.00%	-39.3%	12/31/2020	0.42	0	0	0.75%	-39.2%
12/31/2019	0.67	300	201	1.25%	3.0%	12/31/2019	0.68	0	0	1.00%	3.2%	12/31/2019	0.68	0	0	0.75%	3.5%
12/31/2018	0.65	782	508	1.25%	-35.3%	12/31/2018	0.65	0	0	1.00%	-35.1%	12/31/2018	0.66	0	0	0.75%	-35.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.84	0	$0	0.50%	40.5%	12/31/2022	$0.86	0	$0	0.25%	40.8%	12/31/2022	$0.87	0	$0	0.00%	41.2%
12/31/2021	0.60	0	0	0.50%	42.6%	12/31/2021	0.61	0	0	0.25%	43.0%	12/31/2021	0.62	0	0	0.00%	43.3%
12/31/2020	0.42	0	0	0.50%	-39.0%	12/31/2020	0.43	0	0	0.25%	-38.9%	12/31/2020	0.43	0	0	0.00%	-38.7%
12/31/2019	0.69	0	0	0.50%	3.7%	12/31/2019	0.70	0	0	0.25%	4.0%	12/31/2019	0.70	0	0	0.00%	4.3%
12/31/2018	0.67	0	0	0.50%	-34.8%	12/31/2018	0.67	0	0	0.25%	-34.6%	12/31/2018	0.68	0	0	0.00%	-34.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	2.5%
2020	0.5%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy Science and Technology Fund R Class - 06-CGT (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.79
Band 100	-	-	1.82
Band 75	-	-	1.85
Band 50	-	-	1.88
Band 25	-	-	1.92
Band 0	-	-	1.95
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$71,412
Cost of units redeemed/account charges			(88,706)
Net investment income (loss)			(608)
Net realized gain (loss)			11,054
Realized gain distributions			6,848
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.79	0	$0	1.25%	-33.5%	12/31/2022	$1.82	0	$0	1.00%	-33.3%	12/31/2022	$1.85	0	$0	0.75%	-33.1%
12/31/2021	2.68	0	0	1.25%	13.5%	12/31/2021	2.73	0	0	1.00%	13.8%	12/31/2021	2.77	0	0	0.75%	14.1%
12/31/2020	2.37	0	0	1.25%	33.8%	12/31/2020	2.40	0	0	1.00%	34.2%	12/31/2020	2.43	0	0	0.75%	34.5%
12/31/2019	1.77	0	0	1.25%	47.8%	12/31/2019	1.79	0	0	1.00%	48.2%	12/31/2019	1.80	0	0	0.75%	48.5%
12/31/2018	1.20	15	18	1.25%	-6.6%	12/31/2018	1.20	0	0	1.00%	-6.4%	12/31/2018	1.21	0	0	0.75%	-6.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.88	0	$0	0.50%	-33.0%	12/31/2022	$1.92	0	$0	0.25%	-32.8%	12/31/2022	$1.95	0	$0	0.00%	-32.6%
12/31/2021	2.81	0	0	0.50%	14.4%	12/31/2021	2.85	0	0	0.25%	14.7%	12/31/2021	2.90	0	0	0.00%	14.9%
12/31/2020	2.46	0	0	0.50%	34.9%	12/31/2020	2.49	0	0	0.25%	35.2%	12/31/2020	2.52	0	0	0.00%	35.5%
12/31/2019	1.82	0	0	0.50%	48.9%	12/31/2019	1.84	0	0	0.25%	49.3%	12/31/2019	1.86	0	0	0.00%	49.7%
12/31/2018	1.22	0	0	0.50%	-5.9%	12/31/2018	1.23	0	0	0.25%	-5.7%	12/31/2018	1.24	0	0	0.00%	-5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy Science and Technology Fund Y Class - 06-CGV (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.83
Band 100	-	-	1.87
Band 75	-	-	1.90
Band 50	-	-	1.93
Band 25	-	-	1.97
Band 0	-	-	2.00
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$37,871
Cost of units redeemed/account charges			(42,829)
Net investment income (loss)			(515)
Net realized gain (loss)			2,118
Realized gain distributions			3,355
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.83	0	$0	1.25%	-33.2%	12/31/2022	$1.87	0	$0	1.00%	-33.1%	12/31/2022	$1.90	0	$0	0.75%	-32.9%
12/31/2021	2.75	0	0	1.25%	14.0%	12/31/2021	2.79	0	0	1.00%	14.3%	12/31/2021	2.83	0	0	0.75%	14.6%
12/31/2020	2.41	0	0	1.25%	34.4%	12/31/2020	2.44	0	0	1.00%	34.7%	12/31/2020	2.47	0	0	0.75%	35.0%
12/31/2019	1.79	0	0	1.25%	48.3%	12/31/2019	1.81	0	0	1.00%	48.7%	12/31/2019	1.83	0	0	0.75%	49.1%
12/31/2018	1.21	16	19	1.25%	-6.3%	12/31/2018	1.22	0	0	1.00%	-6.1%	12/31/2018	1.23	0	0	0.75%	-5.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.93	0	$0	0.50%	-32.7%	12/31/2022	$1.97	0	$0	0.25%	-32.6%	12/31/2022	$2.00	0	$0	0.00%	-32.4%
12/31/2021	2.88	0	0	0.50%	14.9%	12/31/2021	2.92	0	0	0.25%	15.1%	12/31/2021	2.97	0	0	0.00%	15.4%
12/31/2020	2.50	0	0	0.50%	35.4%	12/31/2020	2.54	0	0	0.25%	35.7%	12/31/2020	2.57	0	0	0.00%	36.1%
12/31/2019	1.85	0	0	0.50%	49.5%	12/31/2019	1.87	0	0	0.25%	49.8%	12/31/2019	1.89	0	0	0.00%	50.2%
12/31/2018	1.24	0	0	0.50%	-5.6%	12/31/2018	1.25	0	0	0.25%	-5.3%	12/31/2018	1.26	0	0	0.00%	-5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy Balanced Fund N Class - 06-CXY (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.38
Band 100	-	-	1.41
Band 75	-	-	1.43
Band 50	-	-	1.45
Band 25	-	-	1.47
Band 0	-	-	1.49
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.38	0	$0	1.25%	-16.8%	12/31/2022	$1.41	0	$0	1.00%	-16.6%	12/31/2022	$1.43	0	$0	0.75%	-16.4%
12/31/2021	1.66	0	0	1.25%	15.2%	12/31/2021	1.69	0	0	1.00%	15.5%	12/31/2021	1.71	0	0	0.75%	15.8%
12/31/2020	1.44	0	0	1.25%	13.4%	12/31/2020	1.46	0	0	1.00%	13.7%	12/31/2020	1.47	0	0	0.75%	13.9%
12/31/2019	1.27	0	0	1.25%	21.1%	12/31/2019	1.28	0	0	1.00%	21.4%	12/31/2019	1.29	0	0	0.75%	21.7%
12/31/2018	1.05	0	0	1.25%	-4.2%	12/31/2018	1.06	0	0	1.00%	-3.9%	12/31/2018	1.06	0	0	0.75%	-3.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.45	0	$0	0.50%	-16.2%	12/31/2022	$1.47	0	$0	0.25%	-16.0%	12/31/2022	$1.49	0	$0	0.00%	-15.8%
12/31/2021	1.73	0	0	0.50%	16.0%	12/31/2021	1.75	0	0	0.25%	16.3%	12/31/2021	1.77	0	0	0.00%	16.6%
12/31/2020	1.49	0	0	0.50%	14.2%	12/31/2020	1.50	0	0	0.25%	14.5%	12/31/2020	1.52	0	0	0.00%	14.8%
12/31/2019	1.30	0	0	0.50%	22.0%	12/31/2019	1.31	0	0	0.25%	22.3%	12/31/2019	1.32	0	0	0.00%	22.6%
12/31/2018	1.07	0	0	0.50%	-3.4%	12/31/2018	1.07	0	0	0.25%	-3.2%	12/31/2018	1.08	0	0	0.00%	-3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy Small Cap Core Fund N Class - 06-FNR

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$442,848	$635,519	29,460
Receivables: investments sold	-
Payables: investments purchased	(1,237)
Net assets	$441,611

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$441,611	341,572	$1.29
Band 100	-	-	1.31
Band 75	-	-	1.33
Band 50	-	-	1.35
Band 25	-	-	1.37
Band 0	-	-	1.39
Total	$441,611	341,572

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$897
Mortality & expense charges			(6,202)
Net investment income (loss)			(5,305)

Gain (loss) on investments:
Net realized gain (loss)			(28,902)
Realized gain distributions			89,138
Net change in unrealized appreciation (depreciation)			(149,501)
Net gain (loss)			(89,265)

Increase (decrease) in net assets from operations			$(94,570)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,305)	$(5,842)
Net realized gain (loss)		(28,902)	56,408
Realized gain distributions		89,138	91,653
Net change in unrealized appreciation (depreciation)		(149,501)	(79,986)

Increase (decrease) in net assets from operations		(94,570)	62,233

Contract owner transactions:
Proceeds from units sold		42,162	542,209
Cost of units redeemed		(112,039)	(220,518)
Account charges		(328)	(455)
Increase (decrease)		(70,205)	321,236
Net increase (decrease)		(164,775)	383,469
Net assets, beginning		606,386	222,917
Net assets, ending		$441,611	$606,386

Units sold		32,722	367,468
Units redeemed		(86,571)	(146,297)
Net increase (decrease)		(53,849)	221,171
Units outstanding, beginning		395,421	174,250
Units outstanding, ending		341,572	395,421

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$990,053
Cost of units redeemed/account charges			(539,112)
Net investment income (loss)			(17,010)
Net realized gain (loss)			17,068
Realized gain distributions			183,283
Net change in unrealized appreciation (depreciation)			(192,671)
Net assets			$441,611

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.29	342	$442	1.25%	-15.7%	12/31/2022	$1.31	0	$0	1.00%	-15.5%	12/31/2022	$1.33	0	$0	0.75%	-15.3%
12/31/2021	1.53	395	606	1.25%	19.9%	12/31/2021	1.55	0	0	1.00%	20.2%	12/31/2021	1.57	0	0	0.75%	20.5%
12/31/2020	1.28	174	223	1.25%	6.3%	12/31/2020	1.29	0	0	1.00%	6.5%	12/31/2020	1.31	0	0	0.75%	6.8%
12/31/2019	1.20	274	330	1.25%	23.2%	12/31/2019	1.21	0	0	1.00%	23.5%	12/31/2019	1.22	0	0	0.75%	23.8%
12/31/2018	0.98	6	6	1.25%	-11.4%	12/31/2018	0.98	0	0	1.00%	-11.1%	12/31/2018	0.99	0	0	0.75%	-10.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.35	0	$0	0.50%	-15.1%	12/31/2022	$1.37	0	$0	0.25%	-14.8%	12/31/2022	$1.39	0	$0	0.00%	-14.6%
12/31/2021	1.59	0	0	0.50%	20.8%	12/31/2021	1.61	0	0	0.25%	21.1%	12/31/2021	1.63	0	0	0.00%	21.4%
12/31/2020	1.32	0	0	0.50%	7.1%	12/31/2020	1.33	0	0	0.25%	7.3%	12/31/2020	1.35	0	0	0.00%	7.6%
12/31/2019	1.23	0	0	0.50%	24.2%	12/31/2019	1.24	0	0	0.25%	24.5%	12/31/2019	1.25	0	0	0.00%	24.8%
12/31/2018	0.99	0	0	0.50%	-10.7%	12/31/2018	1.00	0	0	0.25%	-10.5%	12/31/2018	1.00	0	0	0.00%	-10.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.2%
2021	0.0%
2020	0.0%
2019	0.2%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy Small Cap Core Fund Y Class - 06-FPF

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$44,258	$59,010	3,165
Receivables: investments sold	-
Payables: investments purchased	(12)
Net assets	$44,246

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$44,246	35,088	$1.26
Band 100	-	-	1.28
Band 75	-	-	1.30
Band 50	-	-	1.32
Band 25	-	-	1.34
Band 0	-	-	1.36
Total	$44,246	35,088

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$40
Mortality & expense charges			(1,059)
Net investment income (loss)			(1,019)

Gain (loss) on investments:
Net realized gain (loss)			(5,194)
Realized gain distributions			9,373
Net change in unrealized appreciation (depreciation)			(19,435)
Net gain (loss)			(15,256)

Increase (decrease) in net assets from operations			$(16,275)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,019)	$(1,224)
Net realized gain (loss)		(5,194)	1,226
Realized gain distributions		9,373	18,734
Net change in unrealized appreciation (depreciation)		(19,435)	(3,074)

Increase (decrease) in net assets from operations		(16,275)	15,662

Contract owner transactions:
Proceeds from units sold		6,172	35,647
Cost of units redeemed		(67,295)	(5,573)
Account charges		-	(10)
Increase (decrease)		(61,123)	30,064
Net increase (decrease)		(77,398)	45,726
Net assets, beginning		121,644	75,918
Net assets, ending		$44,246	$121,644

Units sold		4,699	24,557
Units redeemed		(50,592)	(3,935)
Net increase (decrease)		(45,893)	20,622
Units outstanding, beginning		80,981	60,359
Units outstanding, ending		35,088	80,981

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$132,462
Cost of units redeemed/account charges			(92,954)
Net investment income (loss)			(3,533)
Net realized gain (loss)			(5,426)
Realized gain distributions			28,449
Net change in unrealized appreciation (depreciation)			(14,752)
Net assets			$44,246

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.26	35	$44	1.25%	-16.1%	12/31/2022	$1.28	0	$0	1.00%	-15.8%	12/31/2022	$1.30	0	$0	0.75%	-15.6%
12/31/2021	1.50	81	122	1.25%	19.4%	12/31/2021	1.52	0	0	1.00%	19.7%	12/31/2021	1.54	0	0	0.75%	20.0%
12/31/2020	1.26	60	76	1.25%	5.8%	12/31/2020	1.27	0	0	1.00%	6.1%	12/31/2020	1.28	0	0	0.75%	6.3%
12/31/2019	1.19	46	55	1.25%	22.7%	12/31/2019	1.20	0	0	1.00%	23.0%	12/31/2019	1.21	0	0	0.75%	23.3%
12/31/2018	0.97	0	0	1.25%	-11.7%	12/31/2018	0.97	0	0	1.00%	-11.5%	12/31/2018	0.98	0	0	0.75%	-11.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.32	0	$0	0.50%	-15.4%	12/31/2022	$1.34	0	$0	0.25%	-15.2%	12/31/2022	$1.36	0	$0	0.00%	-15.0%
12/31/2021	1.56	0	0	0.50%	20.3%	12/31/2021	1.58	0	0	0.25%	20.6%	12/31/2021	1.60	0	0	0.00%	20.9%
12/31/2020	1.30	0	0	0.50%	6.6%	12/31/2020	1.31	0	0	0.25%	6.9%	12/31/2020	1.32	0	0	0.00%	7.1%
12/31/2019	1.22	0	0	0.50%	23.6%	12/31/2019	1.23	0	0	0.25%	23.9%	12/31/2019	1.24	0	0	0.00%	24.2%
12/31/2018	0.98	0	0	0.50%	-11.1%	12/31/2018	0.99	0	0	0.25%	-10.8%	12/31/2018	0.99	0	0	0.00%	-10.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy Small Cap Core Fund R Class - 06-FPP

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$195,873	$258,986	15,487
Receivables: investments sold	-
Payables: investments purchased	(573)
Net assets	$195,300

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$195,300	158,054	$1.24
Band 100	-	-	1.25
Band 75	-	-	1.27
Band 50	-	-	1.29
Band 25	-	-	1.31
Band 0	-	-	1.33
Total	$195,300	158,054

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$201
Mortality & expense charges			(4,647)
Net investment income (loss)			(4,446)

Gain (loss) on investments:
Net realized gain (loss)			(15,771)
Realized gain distributions			44,681
Net change in unrealized appreciation (depreciation)			(101,022)
Net gain (loss)			(72,112)

Increase (decrease) in net assets from operations			$(76,558)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,446)	$(6,184)
Net realized gain (loss)		(15,771)	35,152
Realized gain distributions		44,681	81,199
Net change in unrealized appreciation (depreciation)		(101,022)	(20,526)

Increase (decrease) in net assets from operations		(76,558)	89,641

Contract owner transactions:
Proceeds from units sold		67,697	97,342
Cost of units redeemed		(305,214)	(141,034)
Account charges		(190)	(248)
Increase (decrease)		(237,707)	(43,940)
Net increase (decrease)		(314,265)	45,701
Net assets, beginning		509,565	463,864
Net assets, ending		$195,300	$509,565

Units sold		51,687	67,789
Units redeemed		(238,825)	(95,694)
Net increase (decrease)		(187,138)	(27,905)
Units outstanding, beginning		345,192	373,097
Units outstanding, ending		158,054	345,192

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$705,912
Cost of units redeemed/account charges			(571,999)
Net investment income (loss)			(16,265)
Net realized gain (loss)			9,466
Realized gain distributions			131,299
Net change in unrealized appreciation (depreciation)			(63,113)
Net assets			$195,300

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.24	158	$195	1.25%	-16.3%	12/31/2022	$1.25	0	$0	1.00%	-16.1%	12/31/2022	$1.27	0	$0	0.75%	-15.9%
12/31/2021	1.48	345	510	1.25%	19.0%	12/31/2021	1.49	0	0	1.00%	19.3%	12/31/2021	1.51	0	0	0.75%	19.6%
12/31/2020	1.24	357	443	1.25%	5.4%	12/31/2020	1.25	0	0	1.00%	5.7%	12/31/2020	1.27	0	0	0.75%	6.0%
12/31/2019	1.18	252	296	1.25%	22.3%	12/31/2019	1.19	0	0	1.00%	22.6%	12/31/2019	1.19	0	0	0.75%	22.9%
12/31/2018	0.96	26	25	1.25%	-12.0%	12/31/2018	0.97	0	0	1.00%	-11.8%	12/31/2018	0.97	0	0	0.75%	-11.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.29	0	$0	0.50%	-15.7%	12/31/2022	$1.31	0	$0	0.25%	-15.5%	12/31/2022	$1.33	0	$0	0.00%	-15.2%
12/31/2021	1.53	0	0	0.50%	19.9%	12/31/2021	1.55	0	0	0.25%	20.2%	12/31/2021	1.57	0	0	0.00%	20.5%
12/31/2020	1.28	0	0	0.50%	6.2%	12/31/2020	1.29	0	0	0.25%	6.5%	12/31/2020	1.31	16	21	0.00%	6.8%
12/31/2019	1.20	0	0	0.50%	23.2%	12/31/2019	1.21	0	0	0.25%	23.6%	12/31/2019	1.22	14	18	0.00%	23.9%
12/31/2018	0.98	0	0	0.50%	-11.4%	12/31/2018	0.98	0	0	0.25%	-11.1%	12/31/2018	0.99	0	0	0.00%	-10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.1%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy High Income Fund N Class - 06-GMF

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$27,378	$31,986	4,705
Receivables: investments sold	7
Payables: investments purchased	-
Net assets	$27,385

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$27,385	26,371	$1.04
Band 100	-	-	1.05
Band 75	-	-	1.06
Band 50	-	-	1.08
Band 25	-	-	1.09
Band 0	-	-	1.11
Total	$27,385	26,371

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,910
Mortality & expense charges			(340)
Net investment income (loss)			1,570

Gain (loss) on investments:
Net realized gain (loss)			(714)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(4,472)
Net gain (loss)			(5,186)

Increase (decrease) in net assets from operations			$(3,616)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,570	$276
Net realized gain (loss)		(714)	(1)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(4,472)	(136)

Increase (decrease) in net assets from operations		(3,616)	139

Contract owner transactions:
Proceeds from units sold		61,621	50,366
Cost of units redeemed		(80,683)	(334)
Account charges		(108)	-
Increase (decrease)		(19,170)	50,032
Net increase (decrease)		(22,786)	50,171
Net assets, beginning		50,171	-
Net assets, ending		$27,385	$50,171

Units sold		59,028	42,723
Units redeemed		(75,097)	(283)
Net increase (decrease)		(16,069)	42,440
Units outstanding, beginning		42,440	-
Units outstanding, ending		26,371	42,440

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$177,008
Cost of units redeemed/account charges			(142,090)
Net investment income (loss)			6,826
Net realized gain (loss)			(9,751)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(4,608)
Net assets			$27,385

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.04	26	$27	1.25%	-12.2%	12/31/2022	$1.05	0	$0	1.00%	-11.9%	12/31/2022	$1.06	0	$0	0.75%	-11.7%
12/31/2021	1.18	42	50	1.25%	5.8%	12/31/2021	1.19	0	0	1.00%	6.0%	12/31/2021	1.21	0	0	0.75%	6.3%
12/31/2020	1.12	0	0	1.25%	4.4%	12/31/2020	1.13	0	0	1.00%	4.7%	12/31/2020	1.13	0	0	0.75%	4.9%
12/31/2019	1.07	62	66	1.25%	10.3%	12/31/2019	1.08	0	0	1.00%	10.6%	12/31/2019	1.08	0	0	0.75%	10.9%
12/31/2018	0.97	0	0	1.25%	-3.6%	12/31/2018	0.97	0	0	1.00%	-3.3%	12/31/2018	0.98	0	0	0.75%	-3.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.08	0	$0	0.50%	-11.5%	12/31/2022	$1.09	0	$0	0.25%	-11.3%	12/31/2022	$1.11	0	$0	0.00%	-11.1%
12/31/2021	1.22	0	0	0.50%	6.6%	12/31/2021	1.23	0	0	0.25%	6.8%	12/31/2021	1.24	0	0	0.00%	7.1%
12/31/2020	1.14	0	0	0.50%	5.2%	12/31/2020	1.15	0	0	0.25%	5.4%	12/31/2020	1.16	0	0	0.00%	5.7%
12/31/2019	1.09	0	0	0.50%	11.1%	12/31/2019	1.09	0	0	0.25%	11.4%	12/31/2019	1.10	0	0	0.00%	11.7%
12/31/2018	0.98	0	0	0.50%	-2.8%	12/31/2018	0.98	0	0	0.25%	-2.6%	12/31/2018	0.98	0	0	0.00%	-2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	4.9%
2021	1.4%
2020	6.4%
2019	11.7%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy Science and Technology Fund N Class - 06-GMG (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.44
Band 100	-	-	1.46
Band 75	-	-	1.48
Band 50	-	-	1.50
Band 25	-	-	1.52
Band 0	-	-	1.54
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.44	0	$0	1.25%	-33.0%	12/31/2022	$1.46	0	$0	1.00%	-32.8%	12/31/2022	$1.48	0	$0	0.75%	-32.6%
12/31/2021	2.15	0	0	1.25%	14.4%	12/31/2021	2.18	0	0	1.00%	14.7%	12/31/2021	2.20	0	0	0.75%	14.9%
12/31/2020	1.88	0	0	1.25%	34.8%	12/31/2020	1.90	0	0	1.00%	35.2%	12/31/2020	1.91	0	0	0.75%	35.5%
12/31/2019	1.40	0	0	1.25%	48.9%	12/31/2019	1.40	0	0	1.00%	49.3%	12/31/2019	1.41	0	0	0.75%	49.6%
12/31/2018	0.94	0	0	1.25%	-5.9%	12/31/2018	0.94	0	0	1.00%	-5.7%	12/31/2018	0.94	0	0	0.75%	-5.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.50	0	$0	0.50%	-32.5%	12/31/2022	$1.52	0	$0	0.25%	-32.3%	12/31/2022	$1.54	0	$0	0.00%	-32.1%
12/31/2021	2.22	0	0	0.50%	15.2%	12/31/2021	2.24	0	0	0.25%	15.5%	12/31/2021	2.26	0	0	0.00%	15.8%
12/31/2020	1.93	0	0	0.50%	35.8%	12/31/2020	1.94	0	0	0.25%	36.2%	12/31/2020	1.96	0	0	0.00%	36.5%
12/31/2019	1.42	0	0	0.50%	50.0%	12/31/2019	1.43	0	0	0.25%	50.4%	12/31/2019	1.43	0	0	0.00%	50.8%
12/31/2018	0.95	0	0	0.50%	-5.2%	12/31/2018	0.95	0	0	0.25%	-5.0%	12/31/2018	0.95	0	0	0.00%	-4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy Emerging Markets Equity Fund N Class - 06-3XY

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,874	$8,681	406
Receivables: investments sold	145
Payables: investments purchased	-
Net assets	$7,019

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,019	6,690	$1.05
Band 100	-	-	1.06
Band 75	-	-	1.07
Band 50	-	-	1.08
Band 25	-	-	1.09
Band 0	-	-	1.10
Total	$7,019	6,690

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$80
Mortality & expense charges			(47)
Net investment income (loss)			33

Gain (loss) on investments:
Net realized gain (loss)			(21)
Realized gain distributions			755
Net change in unrealized appreciation (depreciation)			(1,611)
Net gain (loss)			(877)

Increase (decrease) in net assets from operations			$(844)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$33	$6
Net realized gain (loss)		(21)	-
Realized gain distributions		755	-
Net change in unrealized appreciation (depreciation)		(1,611)	(196)

Increase (decrease) in net assets from operations		(844)	(190)

Contract owner transactions:
Proceeds from units sold		6,095	1,970
Cost of units redeemed		(1)	-
Account charges		(11)	-
Increase (decrease)		6,083	1,970
Net increase (decrease)		5,239	1,780
Net assets, beginning		1,780	-
Net assets, ending		$7,019	$1,780

Units sold		5,478	1,224
Units redeemed		(12)	-
Net increase (decrease)		5,466	1,224
Units outstanding, beginning		1,224	-
Units outstanding, ending		6,690	1,224

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$8,065
Cost of units redeemed/account charges			(12)
Net investment income (loss)			39
Net realized gain (loss)			(21)
Realized gain distributions			755
Net change in unrealized appreciation (depreciation)			(1,807)
Net assets			$7,019

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.05	7	$7	1.25%	-27.9%	12/31/2022	$1.06	0	$0	1.00%	-27.7%	12/31/2022	$1.07	0	$0	0.75%	-27.5%
12/31/2021	1.45	1	2	1.25%	-5.5%	12/31/2021	1.46	0	0	1.00%	-5.3%	12/31/2021	1.47	0	0	0.75%	-5.0%
12/31/2020	1.54	0	0	1.25%	33.9%	12/31/2020	1.55	0	0	1.00%	34.3%	12/31/2020	1.55	0	0	0.75%	34.6%
12/31/2019	1.15	0	0	1.25%	14.9%	12/31/2019	1.15	0	0	1.00%	15.1%	12/31/2019	1.15	0	0	0.75%	15.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.08	0	$0	0.50%	-27.3%	12/31/2022	$1.09	0	$0	0.25%	-27.1%	12/31/2022	$1.10	0	$0	0.00%	-27.0%
12/31/2021	1.48	0	0	0.50%	-4.8%	12/31/2021	1.49	0	0	0.25%	-4.6%	12/31/2021	1.50	0	0	0.00%	-4.3%
12/31/2020	1.56	0	0	0.50%	34.9%	12/31/2020	1.56	0	0	0.25%	35.3%	12/31/2020	1.57	0	0	0.00%	35.6%
12/31/2019	1.15	0	0	0.50%	15.4%	12/31/2019	1.16	0	0	0.25%	15.6%	12/31/2019	1.16	0	0	0.00%	15.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.8%
2021	1.8%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy Mid Cap Growth Fund N Class - 06-3VY

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$15,862	$17,350	584
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$15,862

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$15,862	12,120	$1.31
Band 100	-	-	1.32
Band 75	-	-	1.33
Band 50	-	-	1.35
Band 25	-	-	1.36
Band 0	-	-	1.37
Total	$15,862	12,120

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(60)
Net investment income (loss)			(60)

Gain (loss) on investments:
Net realized gain (loss)			(381)
Realized gain distributions			1,456
Net change in unrealized appreciation (depreciation)			(1,488)
Net gain (loss)			(413)

Increase (decrease) in net assets from operations			$(473)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(60)	$-
Net realized gain (loss)		(381)	-
Realized gain distributions		1,456	-
Net change in unrealized appreciation (depreciation)		(1,488)	-

Increase (decrease) in net assets from operations		(473)	-

Contract owner transactions:
Proceeds from units sold		20,665	-
Cost of units redeemed		(4,325)	-
Account charges		(5)	-
Increase (decrease)		16,335	-
Net increase (decrease)		15,862	-
Net assets, beginning		-	-
Net assets, ending		$15,862	$-

Units sold		15,631	-
Units redeemed		(3,511)	-
Net increase (decrease)		12,120	-
Units outstanding, beginning		-	-
Units outstanding, ending		12,120	-

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$20,665
Cost of units redeemed/account charges			(4,330)
Net investment income (loss)			(60)
Net realized gain (loss)			(381)
Realized gain distributions			1,456
Net change in unrealized appreciation (depreciation)			(1,488)
Net assets			$15,862

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.31	12	$16	1.25%	-31.3%	12/31/2022	$1.32	0	$0	1.00%	-31.1%	12/31/2022	$1.33	0	$0	0.75%	-31.0%
12/31/2021	1.91	0	0	1.25%	15.5%	12/31/2021	1.92	0	0	1.00%	15.7%	12/31/2021	1.93	0	0	0.75%	16.0%
12/31/2020	1.65	0	0	1.25%	47.1%	12/31/2020	1.66	0	0	1.00%	47.5%	12/31/2020	1.67	0	0	0.75%	47.9%
12/31/2019	1.12	0	0	1.25%	12.2%	12/31/2019	1.12	0	0	1.00%	12.4%	12/31/2019	1.13	0	0	0.75%	12.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.35	0	$0	0.50%	-30.8%	12/31/2022	$1.36	0	$0	0.25%	-30.6%	12/31/2022	$1.37	0	$0	0.00%	-30.4%
12/31/2021	1.95	0	0	0.50%	16.3%	12/31/2021	1.96	0	0	0.25%	16.6%	12/31/2021	1.97	0	0	0.00%	16.9%
12/31/2020	1.67	0	0	0.50%	48.2%	12/31/2020	1.68	0	0	0.25%	48.6%	12/31/2020	1.69	0	0	0.00%	49.0%
12/31/2019	1.13	0	0	0.50%	12.8%	12/31/2019	1.13	0	0	0.25%	13.0%	12/31/2019	1.13	0	0	0.00%	13.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy High Income Fund Y Class - 06-012

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$265,923	$310,511	45,682
Receivables: investments sold	87
Payables: investments purchased	-
Net assets	$266,010

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$266,010	220,788	$1.20
Band 100	-	-	1.23
Band 75	-	-	1.26
Band 50	-	-	1.29
Band 25	-	-	1.33
Band 0	-	-	1.36
Total	$266,010	220,788

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$27,002
Mortality & expense charges			(5,125)
Net investment income (loss)			21,877

Gain (loss) on investments:
Net realized gain (loss)			(49,123)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(39,441)
Net gain (loss)			(88,564)

Increase (decrease) in net assets from operations			$(66,687)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$21,877	$24,834
Net realized gain (loss)		(49,123)	343
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(39,441)	(734)

Increase (decrease) in net assets from operations		(66,687)	24,443

Contract owner transactions:
Proceeds from units sold		68,506	66,008
Cost of units redeemed		(230,278)	(54,085)
Account charges		(104)	(59)
Increase (decrease)		(161,876)	11,864
Net increase (decrease)		(228,563)	36,307
Net assets, beginning		494,573	458,266
Net assets, ending		$266,010	$494,573

Units sold		55,174	48,554
Units redeemed		(193,611)	(40,160)
Net increase (decrease)		(138,437)	8,394
Units outstanding, beginning		359,225	350,831
Units outstanding, ending		220,788	359,225

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$5,055,121
Cost of units redeemed/account charges			(5,035,080)
Net investment income (loss)			700,774
Net realized gain (loss)			(451,192)
Realized gain distributions			40,975
Net change in unrealized appreciation (depreciation)			(44,588)
Net assets			$266,010

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.20	221	$266	1.25%	-12.5%	12/31/2022	$1.23	0	$0	1.00%	-12.3%	12/31/2022	$1.26	0	$0	0.75%	-12.1%
12/31/2021	1.38	359	495	1.25%	5.4%	12/31/2021	1.41	0	0	1.00%	5.7%	12/31/2021	1.44	0	0	0.75%	5.9%
12/31/2020	1.31	351	458	1.25%	4.0%	12/31/2020	1.33	0	0	1.00%	4.3%	12/31/2020	1.36	0	0	0.75%	4.5%
12/31/2019	1.26	644	809	1.25%	9.9%	12/31/2019	1.28	0	0	1.00%	10.2%	12/31/2019	1.30	0	0	0.75%	10.4%
12/31/2018	1.14	576	658	1.25%	-3.9%	12/31/2018	1.16	0	0	1.00%	-3.7%	12/31/2018	1.17	0	0	0.75%	-3.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.29	0	$0	0.50%	-11.8%	12/31/2022	$1.33	0	$0	0.25%	-11.6%	12/31/2022	$1.36	0	$0	0.00%	-11.4%
12/31/2021	1.47	0	0	0.50%	6.2%	12/31/2021	1.50	0	0	0.25%	6.5%	12/31/2021	1.53	0	0	0.00%	6.7%
12/31/2020	1.38	0	0	0.50%	4.8%	12/31/2020	1.41	0	0	0.25%	5.0%	12/31/2020	1.44	0	0	0.00%	5.3%
12/31/2019	1.32	0	0	0.50%	10.7%	12/31/2019	1.34	0	0	0.25%	11.0%	12/31/2019	1.36	0	0	0.00%	11.3%
12/31/2018	1.19	0	0	0.50%	-3.2%	12/31/2018	1.21	0	0	0.25%	-3.0%	12/31/2018	1.22	0	0	0.00%	-2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	7.1%
2021	6.5%
2020	6.9%
2019	6.3%
2018	6.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy Asset Strategy Fund R Class - 06-007

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$92,700	$111,738	5,271
Receivables: investments sold	137
Payables: investments purchased	-
Net assets	$92,837

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$92,837	71,434	$1.30
Band 100	-	-	1.33
Band 75	-	-	1.36
Band 50	-	-	1.40
Band 25	-	-	1.43
Band 0	-	-	1.46
Total	$92,837	71,434

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$691
Mortality & expense charges			(1,168)
Net investment income (loss)			(477)

Gain (loss) on investments:
Net realized gain (loss)			(37)
Realized gain distributions			13,386
Net change in unrealized appreciation (depreciation)			(28,564)
Net gain (loss)			(15,215)

Increase (decrease) in net assets from operations			$(15,692)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(477)	$574
Net realized gain (loss)		(37)	173
Realized gain distributions		13,386	8,926
Net change in unrealized appreciation (depreciation)		(28,564)	1,076

Increase (decrease) in net assets from operations		(15,692)	10,749

Contract owner transactions:
Proceeds from units sold		3,076	7,506
Cost of units redeemed		-	(46)
Account charges		(11)	(11)
Increase (decrease)		3,065	7,449
Net increase (decrease)		(12,627)	18,198
Net assets, beginning		105,464	87,266
Net assets, ending		$92,837	$105,464

Units sold		2,291	5,140
Units redeemed		(9)	(38)
Net increase (decrease)		2,282	5,102
Units outstanding, beginning		69,152	64,050
Units outstanding, ending		71,434	69,152

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$219,250
Cost of units redeemed/account charges			(122,431)
Net investment income (loss)			(1,784)
Net realized gain (loss)			(35,574)
Realized gain distributions			52,414
Net change in unrealized appreciation (depreciation)			(19,038)
Net assets			$92,837

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.30	71	$93	1.25%	-14.8%	12/31/2022	$1.33	0	$0	1.00%	-14.6%	12/31/2022	$1.36	0	$0	0.75%	-14.4%
12/31/2021	1.53	69	105	1.25%	11.9%	12/31/2021	1.56	0	0	1.00%	12.2%	12/31/2021	1.59	0	0	0.75%	12.5%
12/31/2020	1.36	64	87	1.25%	11.7%	12/31/2020	1.39	0	0	1.00%	12.0%	12/31/2020	1.41	0	0	0.75%	12.2%
12/31/2019	1.22	54	65	1.25%	19.9%	12/31/2019	1.24	0	0	1.00%	20.2%	12/31/2019	1.26	0	0	0.75%	20.5%
12/31/2018	1.02	44	45	1.25%	-7.0%	12/31/2018	1.03	0	0	1.00%	-6.7%	12/31/2018	1.05	0	0	0.75%	-6.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.40	0	$0	0.50%	-14.1%	12/31/2022	$1.43	0	$0	0.25%	-13.9%	12/31/2022	$1.46	0	$0	0.00%	-13.7%
12/31/2021	1.63	0	0	0.50%	12.8%	12/31/2021	1.66	0	0	0.25%	13.1%	12/31/2021	1.70	0	0	0.00%	13.3%
12/31/2020	1.44	0	0	0.50%	12.5%	12/31/2020	1.47	0	0	0.25%	12.8%	12/31/2020	1.50	0	0	0.00%	13.1%
12/31/2019	1.28	0	0	0.50%	20.8%	12/31/2019	1.30	0	0	0.25%	21.1%	12/31/2019	1.32	0	0	0.00%	21.4%
12/31/2018	1.06	0	0	0.50%	-6.3%	12/31/2018	1.08	0	0	0.25%	-6.0%	12/31/2018	1.09	0	0	0.00%	-5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.7%
2021	1.9%
2020	1.5%
2019	1.9%
2018	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Global Research Portfolio Institutional Class - 06-600

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,352,625	$7,843,400	206,941
Receivables: investments sold	-
Payables: investments purchased	(1,421)
Net assets	$10,351,204

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,351,204	3,071,141	$3.37
Band 100	-	-	3.54
Band 75	-	-	3.71
Band 50	-	-	3.89
Band 25	-	-	4.09
Band 0	-	-	4.66
Total	$10,351,204	3,071,141

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$183,561
Mortality & expense charges			(142,265)
Net investment income (loss)			41,296

Gain (loss) on investments:
Net realized gain (loss)			493,821
Realized gain distributions			1,194,089
Net change in unrealized appreciation (depreciation)			(4,577,358)
Net gain (loss)			(2,889,448)

Increase (decrease) in net assets from operations			$(2,848,152)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$41,296	$(106,442)
Net realized gain (loss)		493,821	1,038,466
Realized gain distributions		1,194,089	674,706
Net change in unrealized appreciation (depreciation)		(4,577,358)	605,073

Increase (decrease) in net assets from operations		(2,848,152)	2,211,803

Contract owner transactions:
Proceeds from units sold		231,791	391,899
Cost of units redeemed		(1,339,620)	(2,012,063)
Account charges		(2,303)	(2,332)
Increase (decrease)		(1,110,132)	(1,622,496)
Net increase (decrease)		(3,958,284)	589,307
Net assets, beginning		14,309,488	13,720,181
Net assets, ending		$10,351,204	$14,309,488

Units sold		68,155	107,616
Units redeemed		(375,980)	(507,011)
Net increase (decrease)		(307,825)	(399,395)
Units outstanding, beginning		3,378,966	3,778,361
Units outstanding, ending		3,071,141	3,378,966

* Date of Fund Inception into Variable Account: 5 /1 /1997
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$261,121,594
Cost of units redeemed/account charges			(251,119,272)
Net investment income (loss)			2,820,029
Net realized gain (loss)			(8,413,907)
Realized gain distributions			3,433,535
Net change in unrealized appreciation (depreciation)			2,509,225
Net assets			$10,351,204

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.37	3,071	$10,351	1.25%	-20.4%	12/31/2022	$3.54	0	$0	1.00%	-20.2%	12/31/2022	$3.71	0	$0	0.75%	-20.0%
12/31/2021	4.23	3,379	14,309	1.25%	16.6%	12/31/2021	4.43	0	0	1.00%	16.9%	12/31/2021	4.64	0	0	0.75%	17.2%
12/31/2020	3.63	3,778	13,720	1.25%	18.6%	12/31/2020	3.79	0	0	1.00%	18.9%	12/31/2020	3.96	0	0	0.75%	19.2%
12/31/2019	3.06	4,090	12,526	1.25%	27.4%	12/31/2019	3.19	0	0	1.00%	27.8%	12/31/2019	3.32	0	0	0.75%	28.1%
12/31/2018	2.40	4,594	11,040	1.25%	-8.0%	12/31/2018	2.50	0	0	1.00%	-7.8%	12/31/2018	2.59	0	0	0.75%	-7.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.89	0	$0	0.50%	-19.8%	12/31/2022	$4.09	0	$0	0.25%	-19.6%	12/31/2022	$4.66	0	$0	0.00%	-19.4%
12/31/2021	4.86	0	0	0.50%	17.5%	12/31/2021	5.08	0	0	0.25%	17.8%	12/31/2021	5.78	0	0	0.00%	18.1%
12/31/2020	4.13	0	0	0.50%	19.5%	12/31/2020	4.32	0	0	0.25%	19.8%	12/31/2020	4.89	0	0	0.00%	20.1%
12/31/2019	3.46	0	0	0.50%	28.4%	12/31/2019	3.60	0	0	0.25%	28.7%	12/31/2019	4.07	0	0	0.00%	29.0%
12/31/2018	2.69	0	0	0.50%	-7.3%	12/31/2018	2.80	0	0	0.25%	-7.1%	12/31/2018	3.16	0	0	0.00%	-6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.5%
2021	0.5%
2020	0.7%
2019	1.0%
2018	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Mid Cap Value Portfolio Service Class - 06-259

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,101	$10,210	645
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$10,101

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,101	4,244	$2.38
Band 100	-	-	2.48
Band 75	-	-	2.58
Band 50	-	-	2.69
Band 25	-	-	2.80
Band 0	-	-	2.91
Total	$10,101	4,244

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$116
Mortality & expense charges			(123)
Net investment income (loss)			(7)

Gain (loss) on investments:
Net realized gain (loss)			3
Realized gain distributions			782
Net change in unrealized appreciation (depreciation)			(1,493)
Net gain (loss)			(708)

Increase (decrease) in net assets from operations			$(715)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7)	$(123)
Net realized gain (loss)		3	226
Realized gain distributions		782	-
Net change in unrealized appreciation (depreciation)		(1,493)	1,755

Increase (decrease) in net assets from operations		(715)	1,858

Contract owner transactions:
Proceeds from units sold		538	461
Cost of units redeemed		-	(6,200)
Account charges		(4)	(3)
Increase (decrease)		534	(5,742)
Net increase (decrease)		(181)	(3,884)
Net assets, beginning		10,282	14,166
Net assets, ending		$10,101	$10,282

Units sold		225	199
Units redeemed		(1)	(2,711)
Net increase (decrease)		224	(2,512)
Units outstanding, beginning		4,020	6,532
Units outstanding, ending		4,244	4,020

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$6,473,155
Cost of units redeemed/account charges			(7,244,078)
Net investment income (loss)			(40,393)
Net realized gain (loss)			610,852
Realized gain distributions			210,674
Net change in unrealized appreciation (depreciation)			(109)
Net assets			$10,101

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.38	4	$10	1.25%	-6.9%	12/31/2022	$2.48	0	$0	1.00%	-6.7%	12/31/2022	$2.58	0	$0	0.75%	-6.5%
12/31/2021	2.56	4	10	1.25%	17.9%	12/31/2021	2.66	0	0	1.00%	18.2%	12/31/2021	2.76	0	0	0.75%	18.5%
12/31/2020	2.17	7	14	1.25%	-2.4%	12/31/2020	2.25	0	0	1.00%	-2.2%	12/31/2020	2.33	0	0	0.75%	-2.0%
12/31/2019	2.22	6	14	1.25%	28.4%	12/31/2019	2.30	0	0	1.00%	28.8%	12/31/2019	2.37	0	0	0.75%	29.1%
12/31/2018	1.73	15	26	1.25%	-14.9%	12/31/2018	1.78	0	0	1.00%	-14.7%	12/31/2018	1.84	0	0	0.75%	-14.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.69	0	$0	0.50%	-6.2%	12/31/2022	$2.80	0	$0	0.25%	-6.0%	12/31/2022	$2.91	0	$0	0.00%	-5.8%
12/31/2021	2.87	0	0	0.50%	18.8%	12/31/2021	2.98	0	0	0.25%	19.1%	12/31/2021	3.09	0	0	0.00%	19.4%
12/31/2020	2.41	0	0	0.50%	-1.7%	12/31/2020	2.50	0	0	0.25%	-1.5%	12/31/2020	2.59	0	0	0.00%	-1.2%
12/31/2019	2.45	0	0	0.50%	29.4%	12/31/2019	2.54	0	0	0.25%	29.7%	12/31/2019	2.62	0	0	0.00%	30.0%
12/31/2018	1.90	0	0	0.50%	-14.3%	12/31/2018	1.96	0	0	0.25%	-14.0%	12/31/2018	2.02	0	0	0.00%	-13.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.1%
2021	0.2%
2020	0.9%
2019	1.6%
2018	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Balanced Fund R Class - 06-612

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,302,091	$6,442,936	195,862
Receivables: investments sold	-
Payables: investments purchased	(10,119)
Net assets	$7,291,972

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,950,965	1,909,723	$2.07
Band 100	2,139,013	1,002,919	2.13
Band 75	-	-	2.20
Band 50	1,201,994	530,295	2.27
Band 25	-	-	2.34
Band 0	-	-	2.41
Total	$7,291,972	3,442,937

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$39,199
Mortality & expense charges			(101,562)
Net investment income (loss)			(62,363)

Gain (loss) on investments:
Net realized gain (loss)			492,685
Realized gain distributions			62,043
Net change in unrealized appreciation (depreciation)			(2,632,657)
Net gain (loss)			(2,077,929)

Increase (decrease) in net assets from operations			$(2,140,292)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(62,363)	$(47,222)
Net realized gain (loss)		492,685	703,400
Realized gain distributions		62,043	383,881
Net change in unrealized appreciation (depreciation)		(2,632,657)	647,389

Increase (decrease) in net assets from operations		(2,140,292)	1,687,448

Contract owner transactions:
Proceeds from units sold		443,360	526,843
Cost of units redeemed		(2,979,653)	(2,605,312)
Account charges		(2,787)	(3,380)
Increase (decrease)		(2,539,080)	(2,081,849)
Net increase (decrease)		(4,679,372)	(394,401)
Net assets, beginning		11,971,344	12,365,745
Net assets, ending		$7,291,972	$11,971,344

Units sold		209,124	241,355
Units redeemed		(1,415,356)	(1,095,834)
Net increase (decrease)		(1,206,232)	(854,479)
Units outstanding, beginning		4,649,169	5,503,648
Units outstanding, ending		3,442,937	4,649,169

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$32,110,182
Cost of units redeemed/account charges			(31,740,173)
Net investment income (loss)			155,043
Net realized gain (loss)			3,392,391
Realized gain distributions			2,515,374
Net change in unrealized appreciation (depreciation)			859,155
Net assets			$7,291,972

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.07	1,910	$3,951	1.25%	-18.1%	12/31/2022	$2.13	1,003	$2,139	1.00%	-17.9%	12/31/2022	$2.20	0	$0	0.75%	-17.7%
12/31/2021	2.53	2,842	7,181	1.25%	15.0%	12/31/2021	2.60	1,183	3,075	1.00%	15.3%	12/31/2021	2.67	0	0	0.75%	15.6%
12/31/2020	2.20	3,150	6,921	1.25%	12.2%	12/31/2020	2.25	1,203	2,711	1.00%	12.5%	12/31/2020	2.31	0	0	0.75%	12.8%
12/31/2019	1.96	4,148	8,120	1.25%	20.2%	12/31/2019	2.00	1,315	2,634	1.00%	20.5%	12/31/2019	2.05	0	0	0.75%	20.8%
12/31/2018	1.63	5,227	8,511	1.25%	-1.2%	12/31/2018	1.66	1,503	2,498	1.00%	-1.0%	12/31/2018	1.70	0	0	0.75%	-0.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.27	530	$1,202	0.50%	-17.5%	12/31/2022	$2.34	0	$0	0.25%	-17.3%	12/31/2022	$2.41	0	$0	0.00%	-17.1%
12/31/2021	2.75	624	1,715	0.50%	15.9%	12/31/2021	2.83	0	0	0.25%	16.2%	12/31/2021	2.91	0	0	0.00%	16.5%
12/31/2020	2.37	1,113	2,639	0.50%	13.1%	12/31/2020	2.43	0	0	0.25%	13.4%	12/31/2020	2.50	38	94	0.00%	13.6%
12/31/2019	2.10	1,290	2,706	0.50%	21.1%	12/31/2019	2.15	0	0	0.25%	21.4%	12/31/2019	2.20	210	462	0.00%	21.7%
12/31/2018	1.73	1,468	2,541	0.50%	-0.5%	12/31/2018	1.77	0	0	0.25%	-0.2%	12/31/2018	1.80	196	353	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.4%
2021	0.6%
2020	0.9%
2019	1.6%
2018	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Forty Fund R Class - 06-154

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,022,851	$2,351,505	67,476
Receivables: investments sold	7,530
Payables: investments purchased	-
Net assets	$2,030,381

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,612,442	391,161	$4.12
Band 100	417,939	97,019	4.31
Band 75	-	-	4.50
Band 50	-	-	4.70
Band 25	-	-	4.92
Band 0	-	-	5.14
Total	$2,030,381	488,180

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(29,954)
Net investment income (loss)			(29,954)

Gain (loss) on investments:
Net realized gain (loss)			18,158
Realized gain distributions			1,424
Net change in unrealized appreciation (depreciation)			(1,203,084)
Net gain (loss)			(1,183,502)

Increase (decrease) in net assets from operations			$(1,213,456)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(29,954)	$(25,419)
Net realized gain (loss)		18,158	312,531
Realized gain distributions		1,424	349,408
Net change in unrealized appreciation (depreciation)		(1,203,084)	69,019

Increase (decrease) in net assets from operations		(1,213,456)	705,539

Contract owner transactions:
Proceeds from units sold		376,943	233,204
Cost of units redeemed		(740,162)	(904,289)
Account charges		(296)	(227)
Increase (decrease)		(363,515)	(671,312)
Net increase (decrease)		(1,576,971)	34,227
Net assets, beginning		3,607,352	3,573,125
Net assets, ending		$2,030,381	$3,607,352

Units sold		78,064	38,171
Units redeemed		(155,389)	(149,284)
Net increase (decrease)		(77,325)	(111,113)
Units outstanding, beginning		565,505	676,618
Units outstanding, ending		488,180	565,505

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$11,812,748
Cost of units redeemed/account charges			(13,580,040)
Net investment income (loss)			(373,807)
Net realized gain (loss)			658,777
Realized gain distributions			3,841,357
Net change in unrealized appreciation (depreciation)			(328,654)
Net assets			$2,030,381

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.12	391	$1,612	1.25%	-34.8%	12/31/2022	$4.31	97	$418	1.00%	-34.6%	12/31/2022	$4.50	0	$0	0.75%	-34.5%
12/31/2021	6.32	446	2,822	1.25%	20.7%	12/31/2021	6.59	119	785	1.00%	21.0%	12/31/2021	6.87	0	0	0.75%	21.3%
12/31/2020	5.24	541	2,835	1.25%	36.5%	12/31/2020	5.45	136	739	1.00%	36.9%	12/31/2020	5.66	0	0	0.75%	37.2%
12/31/2019	3.84	576	2,210	1.25%	34.2%	12/31/2019	3.98	212	846	1.00%	34.6%	12/31/2019	4.13	0	0	0.75%	34.9%
12/31/2018	2.86	672	1,922	1.25%	-0.5%	12/31/2018	2.96	254	750	1.00%	-0.2%	12/31/2018	3.06	0	0	0.75%	0.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.70	0	$0	0.50%	-34.3%	12/31/2022	$4.92	0	$0	0.25%	-34.1%	12/31/2022	$5.14	0	$0	0.00%	-34.0%
12/31/2021	7.16	0	0	0.50%	21.6%	12/31/2021	7.47	0	0	0.25%	21.9%	12/31/2021	7.78	0	0	0.00%	22.2%
12/31/2020	5.89	0	0	0.50%	37.6%	12/31/2020	6.12	0	0	0.25%	37.9%	12/31/2020	6.37	0	0	0.00%	38.3%
12/31/2019	4.28	0	0	0.50%	35.2%	12/31/2019	4.44	0	0	0.25%	35.6%	12/31/2019	4.61	0	0	0.00%	35.9%
12/31/2018	3.17	0	0	0.50%	0.3%	12/31/2018	3.28	0	0	0.25%	0.5%	12/31/2018	3.39	0	0	0.00%	0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.5%
2020	0.2%
2019	0.1%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Forty Fund A Class - 06-603

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$177,459	$243,909	4,974
Receivables: investments sold	-
Payables: investments purchased	(161)
Net assets	$177,298

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$177,298	49,378	$3.59
Band 100	-	-	3.71
Band 75	-	-	3.82
Band 50	-	-	3.95
Band 25	-	-	4.07
Band 0	-	-	4.20
Total	$177,298	49,378

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(5,695)
Net investment income (loss)			(5,695)

Gain (loss) on investments:
Net realized gain (loss)			(157,413)
Realized gain distributions			104
Net change in unrealized appreciation (depreciation)			(64,981)
Net gain (loss)			(222,290)

Increase (decrease) in net assets from operations			$(227,985)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,695)	$(74,215)
Net realized gain (loss)		(157,413)	2,307,866
Realized gain distributions		104	82,340
Net change in unrealized appreciation (depreciation)		(64,981)	(1,129,694)

Increase (decrease) in net assets from operations		(227,985)	1,186,297

Contract owner transactions:
Proceeds from units sold		73,417	1,048,971
Cost of units redeemed		(677,165)	(7,618,291)
Account charges		(1,597)	(7,636)
Increase (decrease)		(605,345)	(6,576,956)
Net increase (decrease)		(833,330)	(5,390,659)
Net assets, beginning		1,010,628	6,401,287
Net assets, ending		$177,298	$1,010,628

Units sold		19,771	208,605
Units redeemed		(154,677)	(1,438,336)
Net increase (decrease)		(134,906)	(1,229,731)
Units outstanding, beginning		184,284	1,414,015
Units outstanding, ending		49,378	184,284

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$7,896,345
Cost of units redeemed/account charges			(10,629,261)
Net investment income (loss)			(145,078)
Net realized gain (loss)			2,279,903
Realized gain distributions			841,839
Net change in unrealized appreciation (depreciation)			(66,450)
Net assets			$177,298

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.59	49	$177	1.25%	-34.5%	12/31/2022	$3.71	0	$0	1.00%	-34.4%	12/31/2022	$3.82	0	$0	0.75%	-34.2%
12/31/2021	5.48	184	1,011	1.25%	21.1%	12/31/2021	5.65	0	0	1.00%	21.4%	12/31/2021	5.81	0	0	0.75%	21.7%
12/31/2020	4.53	1,414	6,401	1.25%	37.1%	12/31/2020	4.65	0	0	1.00%	37.4%	12/31/2020	4.77	0	0	0.75%	37.8%
12/31/2019	3.30	1,145	3,781	1.25%	34.8%	12/31/2019	3.38	0	0	1.00%	35.1%	12/31/2019	3.46	0	0	0.75%	35.4%
12/31/2018	2.45	44	107	1.25%	-0.1%	12/31/2018	2.50	0	0	1.00%	0.2%	12/31/2018	2.56	0	0	0.75%	0.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.95	0	$0	0.50%	-34.0%	12/31/2022	$4.07	0	$0	0.25%	-33.9%	12/31/2022	$4.20	0	$0	0.00%	-33.7%
12/31/2021	5.98	0	0	0.50%	22.1%	12/31/2021	6.16	0	0	0.25%	22.4%	12/31/2021	6.34	0	0	0.00%	22.7%
12/31/2020	4.90	0	0	0.50%	38.1%	12/31/2020	5.03	0	0	0.25%	38.5%	12/31/2020	5.17	0	0	0.00%	38.8%
12/31/2019	3.55	0	0	0.50%	35.8%	12/31/2019	3.63	0	0	0.25%	36.1%	12/31/2019	3.72	0	0	0.00%	36.5%
12/31/2018	2.61	0	0	0.50%	0.7%	12/31/2018	2.67	0	0	0.25%	0.9%	12/31/2018	2.73	0	0	0.00%	1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.1%
2020	0.2%
2019	0.2%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Growth and Income Fund R Class - 06-156

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$690,731	$548,407	11,019
Receivables: investments sold	-
Payables: investments purchased	(59)
Net assets	$690,672

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$212,273	71,870	$2.95
Band 100	48,169	15,606	3.09
Band 75	-	-	3.23
Band 50	430,230	127,640	3.37
Band 25	-	-	3.52
Band 0	-	-	3.68
Total	$690,672	215,116

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$4,312
Mortality & expense charges			(6,059)
Net investment income (loss)			(1,747)

Gain (loss) on investments:
Net realized gain (loss)			46,556
Realized gain distributions			35,702
Net change in unrealized appreciation (depreciation)			(225,476)
Net gain (loss)			(143,218)

Increase (decrease) in net assets from operations			$(144,965)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,747)	$(5,215)
Net realized gain (loss)		46,556	90,194
Realized gain distributions		35,702	44,768
Net change in unrealized appreciation (depreciation)		(225,476)	97,040

Increase (decrease) in net assets from operations		(144,965)	226,787

Contract owner transactions:
Proceeds from units sold		3,669	112,655
Cost of units redeemed		(144,296)	(218,549)
Account charges		(189)	(183)
Increase (decrease)		(140,816)	(106,077)
Net increase (decrease)		(285,781)	120,710
Net assets, beginning		976,453	855,743
Net assets, ending		$690,672	$976,453

Units sold		1,213	38,563
Units redeemed		(41,728)	(69,214)
Net increase (decrease)		(40,515)	(30,651)
Units outstanding, beginning		255,631	286,282
Units outstanding, ending		215,116	255,631

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,460,269
Cost of units redeemed/account charges			(2,857,237)
Net investment income (loss)			52,068
Net realized gain (loss)			401,719
Realized gain distributions			491,529
Net change in unrealized appreciation (depreciation)			142,324
Net assets			$690,672

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.95	72	$212	1.25%	-15.8%	12/31/2022	$3.09	16	$48	1.00%	-15.6%	12/31/2022	$3.23	0	$0	0.75%	-15.4%
12/31/2021	3.51	72	252	1.25%	26.5%	12/31/2021	3.66	19	70	1.00%	26.8%	12/31/2021	3.81	0	0	0.75%	27.2%
12/31/2020	2.77	76	210	1.25%	8.2%	12/31/2020	2.88	46	132	1.00%	8.5%	12/31/2020	3.00	0	0	0.75%	8.8%
12/31/2019	2.56	95	244	1.25%	24.5%	12/31/2019	2.66	46	122	1.00%	24.9%	12/31/2019	2.76	0	0	0.75%	25.2%
12/31/2018	2.06	113	233	1.25%	-3.8%	12/31/2018	2.13	86	183	1.00%	-3.6%	12/31/2018	2.20	0	0	0.75%	-3.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.37	128	$430	0.50%	-15.2%	12/31/2022	$3.52	0	$0	0.25%	-15.0%	12/31/2022	$3.68	0	$0	0.00%	-14.8%
12/31/2021	3.97	165	655	0.50%	27.5%	12/31/2021	4.14	0	0	0.25%	27.8%	12/31/2021	4.32	0	0	0.00%	28.1%
12/31/2020	3.12	165	514	0.50%	9.1%	12/31/2020	3.24	0	0	0.25%	9.3%	12/31/2020	3.37	0	0	0.00%	9.6%
12/31/2019	2.86	183	522	0.50%	25.5%	12/31/2019	2.97	0	0	0.25%	25.8%	12/31/2019	3.08	0	0	0.00%	26.1%
12/31/2018	2.28	240	547	0.50%	-3.1%	12/31/2018	2.36	0	0	0.25%	-2.8%	12/31/2018	2.44	0	0	0.00%	-2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.5%
2021	0.2%
2020	0.9%
2019	1.3%
2018	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Mid Cap Value Fund R Class - 06-261

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$412,387	$439,790	27,617
Receivables: investments sold	-
Payables: investments purchased	(2,821)
Net assets	$409,566

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$265,452	118,177	$2.25
Band 100	63,103	26,968	2.34
Band 75	-	-	2.44
Band 50	81,011	31,938	2.54
Band 25	-	-	2.64
Band 0	-	-	2.75
Total	$409,566	177,083

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$2,212
Mortality & expense charges			(5,021)
Net investment income (loss)			(2,809)

Gain (loss) on investments:
Net realized gain (loss)			(2,673)
Realized gain distributions			20,163
Net change in unrealized appreciation (depreciation)			(47,262)
Net gain (loss)			(29,772)

Increase (decrease) in net assets from operations			$(32,581)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,809)	$(5,573)
Net realized gain (loss)		(2,673)	7,399
Realized gain distributions		20,163	59,211
Net change in unrealized appreciation (depreciation)		(47,262)	22,003

Increase (decrease) in net assets from operations		(32,581)	83,040

Contract owner transactions:
Proceeds from units sold		80,062	75,227
Cost of units redeemed		(200,656)	(65,131)
Account charges		(106)	(89)
Increase (decrease)		(120,700)	10,007
Net increase (decrease)		(153,281)	93,047
Net assets, beginning		562,847	469,800
Net assets, ending		$409,566	$562,847

Units sold		35,072	32,500
Units redeemed		(86,121)	(28,088)
Net increase (decrease)		(51,049)	4,412
Units outstanding, beginning		228,132	223,720
Units outstanding, ending		177,083	228,132

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$8,032,000
Cost of units redeemed/account charges			(9,410,605)
Net investment income (loss)			(25,143)
Net realized gain (loss)			183,483
Realized gain distributions			1,657,234
Net change in unrealized appreciation (depreciation)			(27,403)
Net assets			$409,566

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.25	118	$265	1.25%	-6.8%	12/31/2022	$2.34	27	$63	1.00%	-6.6%	12/31/2022	$2.44	0	$0	0.75%	-6.3%
12/31/2021	2.41	157	379	1.25%	17.4%	12/31/2021	2.50	39	97	1.00%	17.7%	12/31/2021	2.60	0	0	0.75%	18.0%
12/31/2020	2.05	152	313	1.25%	-3.2%	12/31/2020	2.13	39	84	1.00%	-3.0%	12/31/2020	2.21	0	0	0.75%	-2.8%
12/31/2019	2.12	150	319	1.25%	27.9%	12/31/2019	2.19	55	122	1.00%	28.2%	12/31/2019	2.27	0	0	0.75%	28.6%
12/31/2018	1.66	326	540	1.25%	-14.8%	12/31/2018	1.71	61	104	1.00%	-14.6%	12/31/2018	1.76	0	0	0.75%	-14.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.54	32	$81	0.50%	-6.1%	12/31/2022	$2.64	0	$0	0.25%	-5.9%	12/31/2022	$2.75	0	$0	0.00%	-5.6%
12/31/2021	2.70	32	86	0.50%	18.3%	12/31/2021	2.81	0	0	0.25%	18.5%	12/31/2021	2.91	0	0	0.00%	18.8%
12/31/2020	2.28	32	73	0.50%	-2.5%	12/31/2020	2.37	0	0	0.25%	-2.3%	12/31/2020	2.45	0	0	0.00%	-2.0%
12/31/2019	2.34	41	95	0.50%	28.9%	12/31/2019	2.42	0	0	0.25%	29.2%	12/31/2019	2.50	0	0	0.00%	29.5%
12/31/2018	1.82	58	106	0.50%	-14.2%	12/31/2018	1.87	0	0	0.25%	-14.0%	12/31/2018	1.93	0	0	0.00%	-13.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.5%
2021	0.0%
2020	0.4%
2019	0.3%
2018	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Mid Cap Value Fund A Class - 06-604

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$41,268	$39,020	2,724
Receivables: investments sold	7
Payables: investments purchased	-
Net assets	$41,275

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$41,275	18,218	$2.27
Band 100	-	-	2.34
Band 75	-	-	2.41
Band 50	-	-	2.49
Band 25	-	-	2.57
Band 0	-	-	2.65
Total	$41,275	18,218

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$357
Mortality & expense charges			(501)
Net investment income (loss)			(144)

Gain (loss) on investments:
Net realized gain (loss)			288
Realized gain distributions			1,977
Net change in unrealized appreciation (depreciation)			(4,829)
Net gain (loss)			(2,564)

Increase (decrease) in net assets from operations			$(2,708)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(144)	$(417)
Net realized gain (loss)		288	1,968
Realized gain distributions		1,977	4,402
Net change in unrealized appreciation (depreciation)		(4,829)	974

Increase (decrease) in net assets from operations		(2,708)	6,927

Contract owner transactions:
Proceeds from units sold		2,699	2,510
Cost of units redeemed		(1,427)	(7,868)
Account charges		-	-
Increase (decrease)		1,272	(5,358)
Net increase (decrease)		(1,436)	1,569
Net assets, beginning		42,711	41,142
Net assets, ending		$41,275	$42,711

Units sold		1,186	1,096
Units redeemed		(606)	(3,452)
Net increase (decrease)		580	(2,356)
Units outstanding, beginning		17,638	19,994
Units outstanding, ending		18,218	17,638

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$7,225,269
Cost of units redeemed/account charges			(9,278,074)
Net investment income (loss)			55,392
Net realized gain (loss)			820,658
Realized gain distributions			1,215,782
Net change in unrealized appreciation (depreciation)			2,248
Net assets			$41,275

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.27	18	$41	1.25%	-6.4%	12/31/2022	$2.34	0	$0	1.00%	-6.2%	12/31/2022	$2.41	0	$0	0.75%	-6.0%
12/31/2021	2.42	18	43	1.25%	17.7%	12/31/2021	2.49	0	0	1.00%	18.0%	12/31/2021	2.57	0	0	0.75%	18.3%
12/31/2020	2.06	20	41	1.25%	-3.0%	12/31/2020	2.11	0	0	1.00%	-2.7%	12/31/2020	2.17	0	0	0.75%	-2.5%
12/31/2019	2.12	23	48	1.25%	28.4%	12/31/2019	2.17	0	0	1.00%	28.7%	12/31/2019	2.22	0	0	0.75%	29.0%
12/31/2018	1.65	239	395	1.25%	-14.6%	12/31/2018	1.69	0	0	1.00%	-14.4%	12/31/2018	1.72	0	0	0.75%	-14.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.49	0	$0	0.50%	-5.7%	12/31/2022	$2.57	0	$0	0.25%	-5.5%	12/31/2022	$2.65	0	$0	0.00%	-5.3%
12/31/2021	2.64	0	0	0.50%	18.6%	12/31/2021	2.72	0	0	0.25%	18.9%	12/31/2021	2.80	0	0	0.00%	19.2%
12/31/2020	2.23	0	0	0.50%	-2.2%	12/31/2020	2.29	0	0	0.25%	-2.0%	12/31/2020	2.35	0	0	0.00%	-1.7%
12/31/2019	2.28	0	0	0.50%	29.3%	12/31/2019	2.33	0	0	0.25%	29.7%	12/31/2019	2.39	0	0	0.00%	30.0%
12/31/2018	1.76	0	0	0.50%	-14.0%	12/31/2018	1.80	0	0	0.25%	-13.7%	12/31/2018	1.84	0	0	0.00%	-13.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.9%
2021	0.3%
2020	0.7%
2019	0.1%
2018	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Small Cap Value Fund Service Class - 06-615

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,035,380	$1,033,333	47,711
Receivables: investments sold	2,821
Payables: investments purchased	-
Net assets	$1,038,201

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,022,102	348,356	$2.93
Band 100	16,099	5,229	3.08
Band 75	-	-	3.23
Band 50	-	-	3.39
Band 25	-	-	3.56
Band 0	-	-	3.73
Total	$1,038,201	353,585

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,489
Mortality & expense charges			(14,422)
Net investment income (loss)			(12,933)

Gain (loss) on investments:
Net realized gain (loss)			44,136
Realized gain distributions			43,000
Net change in unrealized appreciation (depreciation)			(234,193)
Net gain (loss)			(147,057)

Increase (decrease) in net assets from operations			$(159,990)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(12,933)	$(15,008)
Net realized gain (loss)		44,136	456,889
Realized gain distributions		43,000	14,997
Net change in unrealized appreciation (depreciation)		(234,193)	(52,356)

Increase (decrease) in net assets from operations		(159,990)	404,522

Contract owner transactions:
Proceeds from units sold		226,327	485,842
Cost of units redeemed		(516,184)	(6,676,178)
Account charges		(1,021)	(1,310)
Increase (decrease)		(290,878)	(6,191,646)
Net increase (decrease)		(450,868)	(5,787,124)
Net assets, beginning		1,489,069	7,276,193
Net assets, ending		$1,038,201	$1,489,069

Units sold		75,957	159,144
Units redeemed		(172,546)	(2,355,214)
Net increase (decrease)		(96,589)	(2,196,070)
Units outstanding, beginning		450,174	2,646,244
Units outstanding, ending		353,585	450,174

* Date of Fund Inception into Variable Account: 9 /15 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$15,948,461
Cost of units redeemed/account charges			(15,584,321)
Net investment income (loss)			1,293
Net realized gain (loss)			(212,564)
Realized gain distributions			883,285
Net change in unrealized appreciation (depreciation)			2,047
Net assets			$1,038,201

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.93	348	$1,022	1.25%	-11.2%	12/31/2022	$3.08	5	$16	1.00%	-11.0%	12/31/2022	$3.23	0	$0	0.75%	-10.8%
12/31/2021	3.31	445	1,471	1.25%	20.7%	12/31/2021	3.46	5	18	1.00%	21.0%	12/31/2021	3.62	0	0	0.75%	21.3%
12/31/2020	2.74	2,599	7,119	1.25%	-8.2%	12/31/2020	2.86	5	15	1.00%	-8.0%	12/31/2020	2.99	0	0	0.75%	-7.7%
12/31/2019	2.98	3,313	9,884	1.25%	24.1%	12/31/2019	3.11	5	16	1.00%	24.4%	12/31/2019	3.24	0	0	0.75%	24.7%
12/31/2018	2.40	501	1,205	1.25%	-14.5%	12/31/2018	2.50	5	13	1.00%	-14.3%	12/31/2018	2.60	0	0	0.75%	-14.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.39	0	$0	0.50%	-10.6%	12/31/2022	$3.56	0	$0	0.25%	-10.4%	12/31/2022	$3.73	0	$0	0.00%	-10.1%
12/31/2021	3.79	0	0	0.50%	21.6%	12/31/2021	3.97	0	0	0.25%	21.9%	12/31/2021	4.16	0	0	0.00%	22.2%
12/31/2020	3.12	0	0	0.50%	-7.5%	12/31/2020	3.25	0	0	0.25%	-7.3%	12/31/2020	3.40	42	142	0.00%	-7.0%
12/31/2019	3.37	0	0	0.50%	25.0%	12/31/2019	3.51	0	0	0.25%	25.3%	12/31/2019	3.66	38	138	0.00%	25.6%
12/31/2018	2.70	0	0	0.50%	-13.8%	12/31/2018	2.80	0	0	0.25%	-13.6%	12/31/2018	2.91	42	124	0.00%	-13.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.1%
2021	0.2%
2020	0.7%
2019	1.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Research Fund A Class - 06-888

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,433	$14,947	244
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$11,436

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,436	6,246	$1.83
Band 100	-	-	1.87
Band 75	-	-	1.91
Band 50	-	-	1.94
Band 25	-	-	1.98
Band 0	-	-	2.02
Total	$11,436	6,246

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(137)
Net investment income (loss)			(137)

Gain (loss) on investments:
Net realized gain (loss)			(202)
Realized gain distributions			27
Net change in unrealized appreciation (depreciation)			(3,945)
Net gain (loss)			(4,120)

Increase (decrease) in net assets from operations			$(4,257)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(137)	$(157)
Net realized gain (loss)		(202)	2,482
Realized gain distributions		27	1,393
Net change in unrealized appreciation (depreciation)		(3,945)	(167)

Increase (decrease) in net assets from operations		(4,257)	3,551

Contract owner transactions:
Proceeds from units sold		3,674	5,011
Cost of units redeemed		(848)	(31,580)
Account charges		(21)	(64)
Increase (decrease)		2,805	(26,633)
Net increase (decrease)		(1,452)	(23,082)
Net assets, beginning		12,888	35,970
Net assets, ending		$11,436	$12,888

Units sold		1,800	2,086
Units redeemed		(413)	(13,324)
Net increase (decrease)		1,387	(11,238)
Units outstanding, beginning		4,859	16,097
Units outstanding, ending		6,246	4,859

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$882,617
Cost of units redeemed/account charges			(979,951)
Net investment income (loss)			(5,948)
Net realized gain (loss)			72,209
Realized gain distributions			46,023
Net change in unrealized appreciation (depreciation)			(3,514)
Net assets			$11,436

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.83	6	$11	1.25%	-31.0%	12/31/2022	$1.87	0	$0	1.00%	-30.8%	12/31/2022	$1.91	0	$0	0.75%	-30.6%
12/31/2021	2.65	5	13	1.25%	18.7%	12/31/2021	2.70	0	0	1.00%	19.0%	12/31/2021	2.75	0	0	0.75%	19.3%
12/31/2020	2.23	16	36	1.25%	30.9%	12/31/2020	2.27	0	0	1.00%	31.2%	12/31/2020	2.30	0	0	0.75%	31.5%
12/31/2019	1.71	164	280	1.25%	33.5%	12/31/2019	1.73	0	0	1.00%	33.8%	12/31/2019	1.75	0	0	0.75%	34.1%
12/31/2018	1.28	36	46	1.25%	-4.2%	12/31/2018	1.29	0	0	1.00%	-4.0%	12/31/2018	1.31	0	0	0.75%	-3.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.94	0	$0	0.50%	-30.5%	12/31/2022	$1.98	0	$0	0.25%	-30.3%	12/31/2022	$2.02	0	$0	0.00%	-30.1%
12/31/2021	2.79	0	0	0.50%	19.6%	12/31/2021	2.84	0	0	0.25%	19.9%	12/31/2021	2.89	0	0	0.00%	20.2%
12/31/2020	2.34	0	0	0.50%	31.8%	12/31/2020	2.37	0	0	0.25%	32.2%	12/31/2020	2.41	0	0	0.00%	32.5%
12/31/2019	1.77	0	0	0.50%	34.5%	12/31/2019	1.79	0	0	0.25%	34.8%	12/31/2019	1.82	0	0	0.00%	35.1%
12/31/2018	1.32	0	0	0.50%	-3.5%	12/31/2018	1.33	0	0	0.25%	-3.2%	12/31/2018	1.34	0	0	0.00%	-3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.3%
2020	0.0%
2019	0.7%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Triton Fund A Class - 06-889

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,259,628	$3,070,434	97,745
Receivables: investments sold	1,219
Payables: investments purchased	-
Net assets	$2,260,847

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,260,847	1,353,186	$1.67
Band 100	-	-	1.70
Band 75	-	-	1.74
Band 50	-	-	1.77
Band 25	-	-	1.81
Band 0	-	-	1.85
Total	$2,260,847	1,353,186

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(34,492)
Net investment income (loss)			(34,492)

Gain (loss) on investments:
Net realized gain (loss)			(278,599)
Realized gain distributions			139,717
Net change in unrealized appreciation (depreciation)			(736,987)
Net gain (loss)			(875,869)

Increase (decrease) in net assets from operations			$(910,361)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(34,492)	$8,532
Net realized gain (loss)		(278,599)	2,829,783
Realized gain distributions		139,717	627,211
Net change in unrealized appreciation (depreciation)		(736,987)	(3,066,671)

Increase (decrease) in net assets from operations		(910,361)	398,855

Contract owner transactions:
Proceeds from units sold		403,428	1,651,991
Cost of units redeemed		(1,287,027)	(10,923,761)
Account charges		(1,041)	(2,411)
Increase (decrease)		(884,640)	(9,274,181)
Net increase (decrease)		(1,795,001)	(8,875,326)
Net assets, beginning		4,055,848	12,931,174
Net assets, ending		$2,260,847	$4,055,848

Units sold		227,996	772,617
Units redeemed		(698,666)	(5,078,578)
Net increase (decrease)		(470,670)	(4,305,961)
Units outstanding, beginning		1,823,856	6,129,817
Units outstanding, ending		1,353,186	1,823,856

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$29,180,779
Cost of units redeemed/account charges			(32,675,817)
Net investment income (loss)			(380,154)
Net realized gain (loss)			3,733,728
Realized gain distributions			3,213,117
Net change in unrealized appreciation (depreciation)			(810,806)
Net assets			$2,260,847

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.67	1,353	$2,261	1.25%	-24.9%	12/31/2022	$1.70	0	$0	1.00%	-24.7%	12/31/2022	$1.74	0	$0	0.75%	-24.5%
12/31/2021	2.22	1,824	4,056	1.25%	5.4%	12/31/2021	2.26	0	0	1.00%	5.7%	12/31/2021	2.30	0	0	0.75%	5.9%
12/31/2020	2.11	6,130	12,931	1.25%	26.5%	12/31/2020	2.14	0	0	1.00%	26.8%	12/31/2020	2.17	0	0	0.75%	27.1%
12/31/2019	1.67	10,580	17,644	1.25%	26.4%	12/31/2019	1.69	0	0	1.00%	26.7%	12/31/2019	1.71	0	0	0.75%	27.1%
12/31/2018	1.32	8,761	11,556	1.25%	-6.7%	12/31/2018	1.33	0	0	1.00%	-6.4%	12/31/2018	1.35	0	0	0.75%	-6.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.77	0	$0	0.50%	-24.3%	12/31/2022	$1.81	0	$0	0.25%	-24.1%	12/31/2022	$1.85	0	$0	0.00%	-23.9%
12/31/2021	2.34	0	0	0.50%	6.2%	12/31/2021	2.38	0	0	0.25%	6.5%	12/31/2021	2.43	0	0	0.00%	6.7%
12/31/2020	2.21	0	0	0.50%	27.4%	12/31/2020	2.24	0	0	0.25%	27.8%	12/31/2020	2.27	0	0	0.00%	28.1%
12/31/2019	1.73	0	0	0.50%	27.4%	12/31/2019	1.75	0	0	0.25%	27.7%	12/31/2019	1.77	0	0	0.00%	28.0%
12/31/2018	1.36	0	0	0.50%	-6.0%	12/31/2018	1.37	0	0	0.25%	-5.7%	12/31/2018	1.39	0	0	0.00%	-5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	1.0%
2020	0.2%
2019	0.0%
2018	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Research Fund Service Class - 06-919 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.81
Band 100	-	-	1.84
Band 75	-	-	1.88
Band 50	-	-	1.92
Band 25	-	-	1.96
Band 0	-	-	2.00
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.81	0	$0	1.25%	-31.1%	12/31/2022	$1.84	0	$0	1.00%	-30.9%	12/31/2022	$1.88	0	$0	0.75%	-30.8%
12/31/2021	2.62	0	0	1.25%	18.4%	12/31/2021	2.67	0	0	1.00%	18.7%	12/31/2021	2.72	0	0	0.75%	19.0%
12/31/2020	2.21	0	0	1.25%	30.7%	12/31/2020	2.25	0	0	1.00%	31.0%	12/31/2020	2.28	0	0	0.75%	31.3%
12/31/2019	1.69	0	0	1.25%	33.2%	12/31/2019	1.72	0	0	1.00%	33.6%	12/31/2019	1.74	0	0	0.75%	33.9%
12/31/2018	1.27	0	0	1.25%	-4.3%	12/31/2018	1.28	0	0	1.00%	-4.1%	12/31/2018	1.30	0	0	0.75%	-3.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.92	0	$0	0.50%	-30.6%	12/31/2022	$1.96	0	$0	0.25%	-30.4%	12/31/2022	$2.00	0	$0	0.00%	-30.2%
12/31/2021	2.76	0	0	0.50%	19.3%	12/31/2021	2.81	0	0	0.25%	19.6%	12/31/2021	2.86	0	0	0.00%	19.9%
12/31/2020	2.32	0	0	0.50%	31.6%	12/31/2020	2.35	0	0	0.25%	32.0%	12/31/2020	2.39	0	0	0.00%	32.3%
12/31/2019	1.76	0	0	0.50%	34.2%	12/31/2019	1.78	0	0	0.25%	34.6%	12/31/2019	1.80	0	0	0.00%	34.9%
12/31/2018	1.31	0	0	0.50%	-3.6%	12/31/2018	1.32	0	0	0.25%	-3.4%	12/31/2018	1.34	0	0	0.00%	-3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Triton Fund Service Class - 06-921

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,230,487	$1,584,636	54,151
Receivables: investments sold	2,004
Payables: investments purchased	-
Net assets	$1,232,491

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,232,491	740,108	$1.67
Band 100	-	-	1.70
Band 75	-	-	1.73
Band 50	-	-	1.77
Band 25	-	-	1.80
Band 0	-	-	1.84
Total	$1,232,491	740,108

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(20,472)
Net investment income (loss)			(20,472)

Gain (loss) on investments:
Net realized gain (loss)			(177,590)
Realized gain distributions			78,472
Net change in unrealized appreciation (depreciation)			(452,877)
Net gain (loss)			(551,995)

Increase (decrease) in net assets from operations			$(572,467)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(20,472)	$21,101
Net realized gain (loss)		(177,590)	245,254
Realized gain distributions		78,472	388,531
Net change in unrealized appreciation (depreciation)		(452,877)	(522,360)

Increase (decrease) in net assets from operations		(572,467)	132,526

Contract owner transactions:
Proceeds from units sold		322,467	668,672
Cost of units redeemed		(956,702)	(1,081,524)
Account charges		(790)	(1,298)
Increase (decrease)		(635,025)	(414,150)
Net increase (decrease)		(1,207,492)	(281,624)
Net assets, beginning		2,439,983	2,721,607
Net assets, ending		$1,232,491	$2,439,983

Units sold		182,911	309,874
Units redeemed		(543,428)	(497,109)
Net increase (decrease)		(360,517)	(187,235)
Units outstanding, beginning		1,100,625	1,287,860
Units outstanding, ending		740,108	1,100,625

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$7,109,730
Cost of units redeemed/account charges			(7,017,129)
Net investment income (loss)			(44,604)
Net realized gain (loss)			558,751
Realized gain distributions			979,892
Net change in unrealized appreciation (depreciation)			(354,149)
Net assets			$1,232,491

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.67	740	$1,232	1.25%	-24.9%	12/31/2022	$1.70	0	$0	1.00%	-24.7%	12/31/2022	$1.73	0	$0	0.75%	-24.5%
12/31/2021	2.22	1,101	2,440	1.25%	5.4%	12/31/2021	2.26	0	0	1.00%	5.6%	12/31/2021	2.30	0	0	0.75%	5.9%
12/31/2020	2.10	1,216	2,558	1.25%	26.4%	12/31/2020	2.14	0	0	1.00%	26.7%	12/31/2020	2.17	0	0	0.75%	27.1%
12/31/2019	1.66	1,174	1,954	1.25%	26.3%	12/31/2019	1.69	0	0	1.00%	26.6%	12/31/2019	1.71	0	0	0.75%	27.0%
12/31/2018	1.32	1,304	1,718	1.25%	-6.7%	12/31/2018	1.33	0	0	1.00%	-6.4%	12/31/2018	1.34	0	0	0.75%	-6.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.77	0	$0	0.50%	-24.3%	12/31/2022	$1.80	0	$0	0.25%	-24.1%	12/31/2022	$1.84	0	$0	0.00%	-23.9%
12/31/2021	2.34	0	0	0.50%	6.2%	12/31/2021	2.38	0	0	0.25%	6.4%	12/31/2021	2.42	0	0	0.00%	6.7%
12/31/2020	2.20	0	0	0.50%	27.4%	12/31/2020	2.23	0	0	0.25%	27.7%	12/31/2020	2.27	72	164	0.00%	28.0%
12/31/2019	1.73	0	0	0.50%	27.3%	12/31/2019	1.75	0	0	0.25%	27.6%	12/31/2019	1.77	271	479	0.00%	27.9%
12/31/2018	1.36	0	0	0.50%	-6.0%	12/31/2018	1.37	0	0	0.25%	-5.7%	12/31/2018	1.38	525	727	0.00%	-5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	2.0%
2020	0.2%
2019	0.0%
2018	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson U.S. Managed Volatility Fund Service Class - 06-954

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$50,456	$58,240	5,644
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$50,459

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$27,471	17,730	$1.55
Band 100	22,988	14,551	1.58
Band 75	-	-	1.61
Band 50	-	-	1.64
Band 25	-	-	1.67
Band 0	-	-	1.71
Total	$50,459	32,281

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$784
Mortality & expense charges			(570)
Net investment income (loss)			214

Gain (loss) on investments:
Net realized gain (loss)			(72)
Realized gain distributions			336
Net change in unrealized appreciation (depreciation)			(9,267)
Net gain (loss)			(9,003)

Increase (decrease) in net assets from operations			$(8,789)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$214	$6,126
Net realized gain (loss)		(72)	7,335
Realized gain distributions		336	5,981
Net change in unrealized appreciation (depreciation)		(9,267)	(8,162)

Increase (decrease) in net assets from operations		(8,789)	11,280

Contract owner transactions:
Proceeds from units sold		2,678	114
Cost of units redeemed		(283)	(35,503)
Account charges		(19)	(19)
Increase (decrease)		2,376	(35,408)
Net increase (decrease)		(6,413)	(24,128)
Net assets, beginning		56,872	81,000
Net assets, ending		$50,459	$56,872

Units sold		1,707	67
Units redeemed		(188)	(20,953)
Net increase (decrease)		1,519	(20,886)
Units outstanding, beginning		30,762	51,648
Units outstanding, ending		32,281	30,762

* Date of Fund Inception into Variable Account: 3 /24 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$7,657,118
Cost of units redeemed/account charges			(7,432,978)
Net investment income (loss)			(33,861)
Net realized gain (loss)			(156,177)
Realized gain distributions			24,141
Net change in unrealized appreciation (depreciation)			(7,784)
Net assets			$50,459

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.55	18	$27	1.25%	-15.5%	12/31/2022	$1.58	15	$23	1.00%	-15.3%	12/31/2022	$1.61	0	$0	0.75%	-15.1%
12/31/2021	1.83	16	30	1.25%	17.7%	12/31/2021	1.87	15	27	1.00%	18.0%	12/31/2021	1.90	0	0	0.75%	18.3%
12/31/2020	1.56	28	44	1.25%	11.0%	12/31/2020	1.58	24	37	1.00%	11.3%	12/31/2020	1.60	0	0	0.75%	11.6%
12/31/2019	1.40	31	44	1.25%	21.6%	12/31/2019	1.42	24	34	1.00%	22.0%	12/31/2019	1.44	0	0	0.75%	22.3%
12/31/2018	1.15	92	106	1.25%	-5.2%	12/31/2018	1.16	32	37	1.00%	-4.9%	12/31/2018	1.18	0	0	0.75%	-4.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.64	0	$0	0.50%	-14.9%	12/31/2022	$1.67	0	$0	0.25%	-14.7%	12/31/2022	$1.71	0	$0	0.00%	-14.5%
12/31/2021	1.93	0	0	0.50%	18.6%	12/31/2021	1.96	0	0	0.25%	18.9%	12/31/2021	2.00	0	0	0.00%	19.2%
12/31/2020	1.63	0	0	0.50%	11.8%	12/31/2020	1.65	0	0	0.25%	12.1%	12/31/2020	1.67	0	0	0.00%	12.4%
12/31/2019	1.45	0	0	0.50%	22.6%	12/31/2019	1.47	0	0	0.25%	22.9%	12/31/2019	1.49	0	0	0.00%	23.2%
12/31/2018	1.19	0	0	0.50%	-4.4%	12/31/2018	1.20	0	0	0.25%	-4.2%	12/31/2018	1.21	0	0	0.00%	-3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.5%
2021	10.0%
2020	4.3%
2019	0.3%
2018	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Global Life Sciences Fund S Class - 06-CGW

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$166	$157	2
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$166

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$166	97	$1.71
Band 100	-	-	1.74
Band 75	-	-	1.77
Band 50	-	-	1.81
Band 25	-	-	1.84
Band 0	-	-	1.87
Total	$166	97

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(304)
Net investment income (loss)			(304)

Gain (loss) on investments:
Net realized gain (loss)			(1,315)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(9,560)
Net gain (loss)			(10,875)

Increase (decrease) in net assets from operations			$(11,179)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(304)	$1,279
Net realized gain (loss)		(1,315)	151
Realized gain distributions		-	3,243
Net change in unrealized appreciation (depreciation)		(9,560)	(1,888)

Increase (decrease) in net assets from operations		(11,179)	2,785

Contract owner transactions:
Proceeds from units sold		770	1,262
Cost of units redeemed		(47,424)	-
Account charges		-	-
Increase (decrease)		(46,654)	1,262
Net increase (decrease)		(57,833)	4,047
Net assets, beginning		57,999	53,952
Net assets, ending		$166	$57,999

Units sold		477	728
Units redeemed		(32,799)	-
Net increase (decrease)		(32,322)	728
Units outstanding, beginning		32,419	31,691
Units outstanding, ending		97	32,419

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$189,084
Cost of units redeemed/account charges			(218,952)
Net investment income (loss)			75
Net realized gain (loss)			12,130
Realized gain distributions			17,820
Net change in unrealized appreciation (depreciation)			9
Net assets			$166

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.71	0	$0	1.25%	-4.3%	12/31/2022	$1.74	0	$0	1.00%	-4.0%	12/31/2022	$1.77	0	$0	0.75%	-3.8%
12/31/2021	1.79	32	58	1.25%	5.1%	12/31/2021	1.82	0	0	1.00%	5.3%	12/31/2021	1.84	0	0	0.75%	5.6%
12/31/2020	1.70	32	54	1.25%	23.5%	12/31/2020	1.72	0	0	1.00%	23.8%	12/31/2020	1.75	0	0	0.75%	24.2%
12/31/2019	1.38	31	43	1.25%	27.1%	12/31/2019	1.39	0	0	1.00%	27.5%	12/31/2019	1.41	0	0	0.75%	27.8%
12/31/2018	1.08	80	86	1.25%	2.7%	12/31/2018	1.09	0	0	1.00%	2.9%	12/31/2018	1.10	0	0	0.75%	3.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.81	0	$0	0.50%	-3.5%	12/31/2022	$1.84	0	$0	0.25%	-3.3%	12/31/2022	$1.87	0	$0	0.00%	-3.1%
12/31/2021	1.87	0	0	0.50%	5.9%	12/31/2021	1.90	0	0	0.25%	6.1%	12/31/2021	1.93	0	0	0.00%	6.4%
12/31/2020	1.77	0	0	0.50%	24.5%	12/31/2020	1.79	0	0	0.25%	24.8%	12/31/2020	1.81	0	0	0.00%	25.1%
12/31/2019	1.42	0	0	0.50%	28.1%	12/31/2019	1.44	0	0	0.25%	28.4%	12/31/2019	1.45	0	0	0.00%	28.7%
12/31/2018	1.11	0	0	0.50%	3.4%	12/31/2018	1.12	0	0	0.25%	3.7%	12/31/2018	1.13	0	0	0.00%	4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	3.5%
2020	0.9%
2019	0.3%
2018	3.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Global Life Sciences Fund T Class - 06-CGX

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.75
Band 100	-	-	1.78
Band 75	-	-	1.81
Band 50	-	-	1.84
Band 25	-	-	1.87
Band 0	-	-	1.91
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(56)
Net investment income (loss)			(56)

Gain (loss) on investments:
Net realized gain (loss)			255
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,021)
Net gain (loss)			(766)

Increase (decrease) in net assets from operations			$(822)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(56)	$203
Net realized gain (loss)		255	14
Realized gain distributions		-	471
Net change in unrealized appreciation (depreciation)		(1,021)	(261)

Increase (decrease) in net assets from operations		(822)	427

Contract owner transactions:
Proceeds from units sold		630	825
Cost of units redeemed		(8,596)	-
Account charges		-	-
Increase (decrease)		(7,966)	825
Net increase (decrease)		(8,788)	1,252
Net assets, beginning		8,788	7,536
Net assets, ending		$-	$8,788

Units sold		392	466
Units redeemed		(5,226)	-
Net increase (decrease)		(4,834)	466
Units outstanding, beginning		4,834	4,368
Units outstanding, ending		-	4,834

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$174,239
Cost of units redeemed/account charges			(213,640)
Net investment income (loss)			1,011
Net realized gain (loss)			21,534
Realized gain distributions			16,856
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.75	0	$0	1.25%	-4.0%	12/31/2022	$1.78	0	$0	1.00%	-3.8%	12/31/2022	$1.81	0	$0	0.75%	-3.5%
12/31/2021	1.82	5	9	1.25%	5.4%	12/31/2021	1.85	0	0	1.00%	5.6%	12/31/2021	1.87	0	0	0.75%	5.9%
12/31/2020	1.73	4	8	1.25%	23.9%	12/31/2020	1.75	0	0	1.00%	24.2%	12/31/2020	1.77	0	0	0.75%	24.5%
12/31/2019	1.39	8	11	1.25%	27.5%	12/31/2019	1.41	0	0	1.00%	27.8%	12/31/2019	1.42	0	0	0.75%	28.1%
12/31/2018	1.09	143	157	1.25%	2.9%	12/31/2018	1.10	0	0	1.00%	3.2%	12/31/2018	1.11	0	0	0.75%	3.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.84	0	$0	0.50%	-3.3%	12/31/2022	$1.87	0	$0	0.25%	-3.0%	12/31/2022	$1.91	0	$0	0.00%	-2.8%
12/31/2021	1.90	0	0	0.50%	6.2%	12/31/2021	1.93	0	0	0.25%	6.4%	12/31/2021	1.96	0	0	0.00%	6.7%
12/31/2020	1.79	0	0	0.50%	24.8%	12/31/2020	1.82	0	0	0.25%	25.1%	12/31/2020	1.84	0	0	0.00%	25.4%
12/31/2019	1.44	0	0	0.50%	28.5%	12/31/2019	1.45	0	0	0.25%	28.8%	12/31/2019	1.47	0	0	0.00%	29.1%
12/31/2018	1.12	0	0	0.50%	3.7%	12/31/2018	1.13	0	0	0.25%	4.0%	12/31/2018	1.14	0	0	0.00%	4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	3.7%
2020	0.8%
2019	0.1%
2018	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Enterprise Fund A Class - 06-CMC

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$556,022	$666,009	4,867
Receivables: investments sold	1,085
Payables: investments purchased	-
Net assets	$557,107

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$557,107	281,948	$1.98
Band 100	-	-	2.01
Band 75	-	-	2.04
Band 50	-	-	2.08
Band 25	-	-	2.11
Band 0	-	-	2.15
Total	$557,107	281,948

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(6,766)
Net investment income (loss)			(6,766)

Gain (loss) on investments:
Net realized gain (loss)			(3,978)
Realized gain distributions			54,985
Net change in unrealized appreciation (depreciation)			(151,963)
Net gain (loss)			(100,956)

Increase (decrease) in net assets from operations			$(107,722)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,766)	$(3,050)
Net realized gain (loss)		(3,978)	27,694
Realized gain distributions		54,985	78,896
Net change in unrealized appreciation (depreciation)		(151,963)	(21,367)

Increase (decrease) in net assets from operations		(107,722)	82,173

Contract owner transactions:
Proceeds from units sold		90,645	150,052
Cost of units redeemed		(26,971)	(117,116)
Account charges		(211)	(475)
Increase (decrease)		63,463	32,461
Net increase (decrease)		(44,259)	114,634
Net assets, beginning		601,366	486,732
Net assets, ending		$557,107	$601,366

Units sold		44,515	67,593
Units redeemed		(14,074)	(51,240)
Net increase (decrease)		30,441	16,353
Units outstanding, beginning		251,507	235,154
Units outstanding, ending		281,948	251,507

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,809,222
Cost of units redeemed/account charges			(2,986,957)
Net investment income (loss)			(72,694)
Net realized gain (loss)			565,210
Realized gain distributions			352,313
Net change in unrealized appreciation (depreciation)			(109,987)
Net assets			$557,107

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.98	282	$557	1.25%	-17.4%	12/31/2022	$2.01	0	$0	1.00%	-17.2%	12/31/2022	$2.04	0	$0	0.75%	-16.9%
12/31/2021	2.39	252	601	1.25%	15.5%	12/31/2021	2.42	0	0	1.00%	15.8%	12/31/2021	2.46	0	0	0.75%	16.1%
12/31/2020	2.07	235	487	1.25%	18.4%	12/31/2020	2.09	0	0	1.00%	18.7%	12/31/2020	2.12	0	0	0.75%	19.0%
12/31/2019	1.75	821	1,434	1.25%	33.1%	12/31/2019	1.76	0	0	1.00%	33.4%	12/31/2019	1.78	0	0	0.75%	33.8%
12/31/2018	1.31	998	1,311	1.25%	-2.5%	12/31/2018	1.32	0	0	1.00%	-2.3%	12/31/2018	1.33	0	0	0.75%	-2.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.08	0	$0	0.50%	-16.7%	12/31/2022	$2.11	0	$0	0.25%	-16.5%	12/31/2022	$2.15	0	$0	0.00%	-16.3%
12/31/2021	2.49	0	0	0.50%	16.4%	12/31/2021	2.53	0	0	0.25%	16.7%	12/31/2021	2.57	0	0	0.00%	17.0%
12/31/2020	2.14	0	0	0.50%	19.3%	12/31/2020	2.17	0	0	0.25%	19.6%	12/31/2020	2.19	0	0	0.00%	19.9%
12/31/2019	1.80	0	0	0.50%	34.1%	12/31/2019	1.81	0	0	0.25%	34.5%	12/31/2019	1.83	0	0	0.00%	34.8%
12/31/2018	1.34	0	0	0.50%	-1.8%	12/31/2018	1.35	0	0	0.25%	-1.5%	12/31/2018	1.36	0	0	0.00%	-1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.8%
2020	0.0%
2019	0.1%
2018	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Enterprise Fund S Class - 06-CMF

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$421,002	$459,779	3,658
Receivables: investments sold	-
Payables: investments purchased	(6,324)
Net assets	$414,678

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$414,678	210,425	$1.97
Band 100	-	-	2.00
Band 75	-	-	2.04
Band 50	-	-	2.07
Band 25	-	-	2.11
Band 0	-	-	2.14
Total	$414,678	210,425

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(6,929)
Net investment income (loss)			(6,929)

Gain (loss) on investments:
Net realized gain (loss)			6,298
Realized gain distributions			41,988
Net change in unrealized appreciation (depreciation)			(183,695)
Net gain (loss)			(135,409)

Increase (decrease) in net assets from operations			$(142,338)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,929)	$(3,921)
Net realized gain (loss)		6,298	22,821
Realized gain distributions		41,988	103,122
Net change in unrealized appreciation (depreciation)		(183,695)	(13,917)

Increase (decrease) in net assets from operations		(142,338)	108,105

Contract owner transactions:
Proceeds from units sold		32,814	32,852
Cost of units redeemed		(255,852)	(70,956)
Account charges		(191)	(188)
Increase (decrease)		(223,229)	(38,292)
Net increase (decrease)		(365,567)	69,813
Net assets, beginning		780,245	710,432
Net assets, ending		$414,678	$780,245

Units sold		16,612	14,618
Units redeemed		(133,258)	(31,415)
Net increase (decrease)		(116,646)	(16,797)
Units outstanding, beginning		327,071	343,868
Units outstanding, ending		210,425	327,071

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$983,562
Cost of units redeemed/account charges			(890,413)
Net investment income (loss)			(38,929)
Net realized gain (loss)			127,403
Realized gain distributions			271,832
Net change in unrealized appreciation (depreciation)			(38,777)
Net assets			$414,678

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.97	210	$415	1.25%	-17.4%	12/31/2022	$2.00	0	$0	1.00%	-17.2%	12/31/2022	$2.04	0	$0	0.75%	-17.0%
12/31/2021	2.39	327	780	1.25%	15.5%	12/31/2021	2.42	0	0	1.00%	15.8%	12/31/2021	2.45	0	0	0.75%	16.0%
12/31/2020	2.07	344	710	1.25%	18.4%	12/31/2020	2.09	0	0	1.00%	18.7%	12/31/2020	2.11	0	0	0.75%	19.0%
12/31/2019	1.75	377	657	1.25%	33.0%	12/31/2019	1.76	0	0	1.00%	33.4%	12/31/2019	1.78	0	0	0.75%	33.7%
12/31/2018	1.31	424	556	1.25%	-2.5%	12/31/2018	1.32	0	0	1.00%	-2.3%	12/31/2018	1.33	0	0	0.75%	-2.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.07	0	$0	0.50%	-16.8%	12/31/2022	$2.11	0	$0	0.25%	-16.6%	12/31/2022	$2.14	0	$0	0.00%	-16.4%
12/31/2021	2.49	0	0	0.50%	16.3%	12/31/2021	2.52	0	0	0.25%	16.6%	12/31/2021	2.56	0	0	0.00%	16.9%
12/31/2020	2.14	0	0	0.50%	19.2%	12/31/2020	2.16	0	0	0.25%	19.5%	12/31/2020	2.19	0	0	0.00%	19.8%
12/31/2019	1.79	0	0	0.50%	34.0%	12/31/2019	1.81	0	0	0.25%	34.4%	12/31/2019	1.83	0	0	0.00%	34.7%
12/31/2018	1.34	0	0	0.50%	-1.8%	12/31/2018	1.35	0	0	0.25%	-1.5%	12/31/2018	1.36	0	0	0.00%	-1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.7%
2020	0.0%
2019	0.1%
2018	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Balanced Fund N Class - 06-CYC

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,581,444	$10,401,378	255,719
Receivables: investments sold	31,062
Payables: investments purchased	-
Net assets	$9,612,506

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,612,506	6,329,447	$1.52
Band 100	-	-	1.54
Band 75	-	-	1.57
Band 50	-	-	1.59
Band 25	-	-	1.61
Band 0	-	-	1.64
Total	$9,612,506	6,329,447

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$141,618
Mortality & expense charges			(156,753)
Net investment income (loss)			(15,135)

Gain (loss) on investments:
Net realized gain (loss)			(554,568)
Realized gain distributions			80,052
Net change in unrealized appreciation (depreciation)			(2,419,290)
Net gain (loss)			(2,893,806)

Increase (decrease) in net assets from operations			$(2,908,941)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(15,135)	$35,263
Net realized gain (loss)		(554,568)	374,232
Realized gain distributions		80,052	547,655
Net change in unrealized appreciation (depreciation)		(2,419,290)	963,727

Increase (decrease) in net assets from operations		(2,908,941)	1,920,877

Contract owner transactions:
Proceeds from units sold		2,965,138	12,409,767
Cost of units redeemed		(7,721,328)	(2,325,585)
Account charges		(7,408)	(9,196)
Increase (decrease)		(4,763,598)	10,074,986
Net increase (decrease)		(7,672,539)	11,995,863
Net assets, beginning		17,285,045	5,289,182
Net assets, ending		$9,612,506	$17,285,045

Units sold		1,999,677	7,450,399
Units redeemed		(5,058,964)	(1,390,384)
Net increase (decrease)		(3,059,287)	6,060,015
Units outstanding, beginning		9,388,734	3,328,719
Units outstanding, ending		6,329,447	9,388,734

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$25,660,423
Cost of units redeemed/account charges			(16,254,344)
Net investment income (loss)			94,003
Net realized gain (loss)			66,550
Realized gain distributions			865,808
Net change in unrealized appreciation (depreciation)			(819,934)
Net assets			$9,612,506

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.52	6,329	$9,613	1.25%	-17.5%	12/31/2022	$1.54	0	$0	1.00%	-17.3%	12/31/2022	$1.57	0	$0	0.75%	-17.1%
12/31/2021	1.84	9,389	17,285	1.25%	15.9%	12/31/2021	1.86	0	0	1.00%	16.2%	12/31/2021	1.89	0	0	0.75%	16.4%
12/31/2020	1.59	3,329	5,289	1.25%	13.1%	12/31/2020	1.61	0	0	1.00%	13.3%	12/31/2020	1.62	0	0	0.75%	13.6%
12/31/2019	1.41	2,642	3,713	1.25%	21.1%	12/31/2019	1.42	0	0	1.00%	21.4%	12/31/2019	1.43	0	0	0.75%	21.7%
12/31/2018	1.16	2,503	2,904	1.25%	-0.5%	12/31/2018	1.17	0	0	1.00%	-0.2%	12/31/2018	1.17	0	0	0.75%	0.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.59	0	$0	0.50%	-16.9%	12/31/2022	$1.61	0	$0	0.25%	-16.7%	12/31/2022	$1.64	0	$0	0.00%	-16.5%
12/31/2021	1.91	0	0	0.50%	16.7%	12/31/2021	1.94	0	0	0.25%	17.0%	12/31/2021	1.96	0	0	0.00%	17.3%
12/31/2020	1.64	0	0	0.50%	13.9%	12/31/2020	1.65	0	0	0.25%	14.2%	12/31/2020	1.67	0	0	0.00%	14.5%
12/31/2019	1.44	0	0	0.50%	22.1%	12/31/2019	1.45	0	0	0.25%	22.4%	12/31/2019	1.46	0	0	0.00%	22.7%
12/31/2018	1.18	0	0	0.50%	0.3%	12/31/2018	1.18	0	0	0.25%	0.5%	12/31/2018	1.19	0	0	0.00%	0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.1%
2021	1.7%
2020	1.7%
2019	2.2%
2018	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Enterprise Fund N Class - 06-CYF

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$599,485	$680,050	4,941
Receivables: investments sold	414
Payables: investments purchased	-
Net assets	$599,899

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$599,899	325,398	$1.84
Band 100	-	-	1.87
Band 75	-	-	1.90
Band 50	-	-	1.93
Band 25	-	-	1.96
Band 0	-	-	1.99
Total	$599,899	325,398

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(6,688)
Net investment income (loss)			(6,688)

Gain (loss) on investments:
Net realized gain (loss)			(13,627)
Realized gain distributions			57,195
Net change in unrealized appreciation (depreciation)			(122,510)
Net gain (loss)			(78,942)

Increase (decrease) in net assets from operations			$(85,630)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,688)	$(449)
Net realized gain (loss)		(13,627)	41,101
Realized gain distributions		57,195	69,902
Net change in unrealized appreciation (depreciation)		(122,510)	(35,650)

Increase (decrease) in net assets from operations		(85,630)	74,904

Contract owner transactions:
Proceeds from units sold		295,161	212,255
Cost of units redeemed		(169,396)	(167,208)
Account charges		-	(20)
Increase (decrease)		125,765	45,027
Net increase (decrease)		40,135	119,931
Net assets, beginning		559,764	439,833
Net assets, ending		$599,899	$559,764

Units sold		163,595	102,787
Units redeemed		(90,260)	(80,548)
Net increase (decrease)		73,335	22,239
Units outstanding, beginning		252,063	229,824
Units outstanding, ending		325,398	252,063

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,309,500
Cost of units redeemed/account charges			(2,087,815)
Net investment income (loss)			(18,697)
Net realized gain (loss)			233,154
Realized gain distributions			244,322
Net change in unrealized appreciation (depreciation)			(80,565)
Net assets			$599,899

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.84	325	$600	1.25%	-17.0%	12/31/2022	$1.87	0	$0	1.00%	-16.8%	12/31/2022	$1.90	0	$0	0.75%	-16.6%
12/31/2021	2.22	252	560	1.25%	16.0%	12/31/2021	2.25	0	0	1.00%	16.3%	12/31/2021	2.28	0	0	0.75%	16.6%
12/31/2020	1.91	230	440	1.25%	18.9%	12/31/2020	1.93	0	0	1.00%	19.2%	12/31/2020	1.95	0	0	0.75%	19.5%
12/31/2019	1.61	118	189	1.25%	33.7%	12/31/2019	1.62	0	0	1.00%	34.1%	12/31/2019	1.63	0	0	0.75%	34.4%
12/31/2018	1.20	1,111	1,336	1.25%	-2.1%	12/31/2018	1.21	0	0	1.00%	-1.8%	12/31/2018	1.22	0	0	0.75%	-1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.93	0	$0	0.50%	-16.4%	12/31/2022	$1.96	0	$0	0.25%	-16.1%	12/31/2022	$1.99	0	$0	0.00%	-15.9%
12/31/2021	2.31	0	0	0.50%	16.9%	12/31/2021	2.34	0	0	0.25%	17.2%	12/31/2021	2.37	0	0	0.00%	17.5%
12/31/2020	1.97	0	0	0.50%	19.8%	12/31/2020	1.99	0	0	0.25%	20.1%	12/31/2020	2.01	0	0	0.00%	20.4%
12/31/2019	1.65	0	0	0.50%	34.7%	12/31/2019	1.66	0	0	0.25%	35.1%	12/31/2019	1.67	0	0	0.00%	35.4%
12/31/2018	1.22	0	0	0.50%	-1.3%	12/31/2018	1.23	0	0	0.25%	-1.1%	12/31/2018	1.23	0	0	0.00%	-0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	1.2%
2020	0.5%
2019	0.1%
2018	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Flexible Bond Fund N Class - 06-CYG

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,424,818	$6,115,116	582,854
Receivables: investments sold	1,559
Payables: investments purchased	-
Net assets	$5,426,377

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,426,377	5,454,248	$0.99
Band 100	-	-	1.01
Band 75	-	-	1.03
Band 50	-	-	1.04
Band 25	-	-	1.06
Band 0	-	-	1.07
Total	$5,426,377	5,454,248

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$150,240
Mortality & expense charges			(70,080)
Net investment income (loss)			80,160

Gain (loss) on investments:
Net realized gain (loss)			(98,481)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(887,674)
Net gain (loss)			(986,155)

Increase (decrease) in net assets from operations			$(905,995)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$80,160	$45,709
Net realized gain (loss)		(98,481)	28,045
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(887,674)	(169,835)

Increase (decrease) in net assets from operations		(905,995)	(96,081)

Contract owner transactions:
Proceeds from units sold		1,310,767	1,982,762
Cost of units redeemed		(1,327,242)	(637,434)
Account charges		(1,027)	(685)
Increase (decrease)		(17,502)	1,344,643
Net increase (decrease)		(923,497)	1,248,562
Net assets, beginning		6,349,874	5,101,312
Net assets, ending		$5,426,377	$6,349,874

Units sold		1,298,139	1,700,920
Units redeemed		(1,285,673)	(545,440)
Net increase (decrease)		12,466	1,155,480
Units outstanding, beginning		5,441,782	4,286,302
Units outstanding, ending		5,454,248	5,441,782

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$11,226,679
Cost of units redeemed/account charges			(5,322,458)
Net investment income (loss)			246,285
Net realized gain (loss)			(33,831)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(690,298)
Net assets			$5,426,377

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.99	5,454	$5,426	1.25%	-14.7%	12/31/2022	$1.01	0	$0	1.00%	-14.5%	12/31/2022	$1.03	0	$0	0.75%	-14.3%
12/31/2021	1.17	5,442	6,350	1.25%	-2.0%	12/31/2021	1.18	0	0	1.00%	-1.7%	12/31/2021	1.20	0	0	0.75%	-1.5%
12/31/2020	1.19	4,286	5,101	1.25%	9.6%	12/31/2020	1.20	0	0	1.00%	9.9%	12/31/2020	1.21	0	0	0.75%	10.2%
12/31/2019	1.09	3,989	4,332	1.25%	8.3%	12/31/2019	1.09	0	0	1.00%	8.6%	12/31/2019	1.10	0	0	0.75%	8.9%
12/31/2018	1.00	616	618	1.25%	-2.1%	12/31/2018	1.01	0	0	1.00%	-1.9%	12/31/2018	1.01	0	0	0.75%	-1.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.04	0	$0	0.50%	-14.1%	12/31/2022	$1.06	0	$0	0.25%	-13.9%	12/31/2022	$1.07	0	$0	0.00%	-13.7%
12/31/2021	1.21	0	0	0.50%	-1.2%	12/31/2021	1.23	0	0	0.25%	-1.0%	12/31/2021	1.24	0	0	0.00%	-0.7%
12/31/2020	1.23	0	0	0.50%	10.4%	12/31/2020	1.24	0	0	0.25%	10.7%	12/31/2020	1.25	0	0	0.00%	11.0%
12/31/2019	1.11	0	0	0.50%	9.1%	12/31/2019	1.12	0	0	0.25%	9.4%	12/31/2019	1.13	0	0	0.00%	9.7%
12/31/2018	1.02	0	0	0.50%	-1.4%	12/31/2018	1.02	0	0	0.25%	-1.2%	12/31/2018	1.03	0	0	0.00%	-0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.6%
2021	2.0%
2020	2.7%
2019	2.9%
2018	6.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Triton Fund N Class - 06-CYH

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,316,152	$9,512,565	293,607
Receivables: investments sold	3,472
Payables: investments purchased	-
Net assets	$7,319,624

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,126,876	4,130,446	$1.48
Band 100	-	-	1.51
Band 75	-	-	1.53
Band 50	-	-	1.55
Band 25	-	-	1.58
Band 0	1,192,748	745,427	1.60
Total	$7,319,624	4,875,873

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(84,946)
Net investment income (loss)			(84,946)

Gain (loss) on investments:
Net realized gain (loss)			(348,474)
Realized gain distributions			420,410
Net change in unrealized appreciation (depreciation)			(2,724,179)
Net gain (loss)			(2,652,243)

Increase (decrease) in net assets from operations			$(2,737,189)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(84,946)	$122,420
Net realized gain (loss)		(348,474)	1,430,608
Realized gain distributions		420,410	1,915,895
Net change in unrealized appreciation (depreciation)		(2,724,179)	(2,678,499)

Increase (decrease) in net assets from operations		(2,737,189)	790,424

Contract owner transactions:
Proceeds from units sold		1,312,580	3,623,743
Cost of units redeemed		(4,421,753)	(4,945,869)
Account charges		(4,501)	(8,305)
Increase (decrease)		(3,113,674)	(1,330,431)
Net increase (decrease)		(5,850,863)	(540,007)
Net assets, beginning		13,170,487	13,710,494
Net assets, ending		$7,319,624	$13,170,487

Units sold		833,129	2,311,807
Units redeemed		(2,578,196)	(3,003,800)
Net increase (decrease)		(1,745,067)	(691,993)
Units outstanding, beginning		6,620,940	7,312,933
Units outstanding, ending		4,875,873	6,620,940

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$22,453,989
Cost of units redeemed/account charges			(17,816,492)
Net investment income (loss)			(48,497)
Net realized gain (loss)			1,245,783
Realized gain distributions			3,681,254
Net change in unrealized appreciation (depreciation)			(2,196,413)
Net assets			$7,319,624

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.48	4,130	$6,127	1.25%	-24.5%	12/31/2022	$1.51	0	$0	1.00%	-24.3%	12/31/2022	$1.53	0	$0	0.75%	-24.2%
12/31/2021	1.97	5,397	10,608	1.25%	5.9%	12/31/2021	1.99	0	0	1.00%	6.1%	12/31/2021	2.02	0	0	0.75%	6.4%
12/31/2020	1.86	5,915	10,980	1.25%	27.1%	12/31/2020	1.88	0	0	1.00%	27.4%	12/31/2020	1.89	0	0	0.75%	27.7%
12/31/2019	1.46	5,378	7,857	1.25%	27.0%	12/31/2019	1.47	0	0	1.00%	27.3%	12/31/2019	1.48	0	0	0.75%	27.6%
12/31/2018	1.15	4,380	5,038	1.25%	-6.2%	12/31/2018	1.16	0	0	1.00%	-6.0%	12/31/2018	1.16	0	0	0.75%	-5.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.55	0	$0	0.50%	-24.0%	12/31/2022	$1.58	0	$0	0.25%	-23.8%	12/31/2022	$1.60	745	$1,193	0.00%	-23.6%
12/31/2021	2.04	0	0	0.50%	6.7%	12/31/2021	2.07	0	0	0.25%	6.9%	12/31/2021	2.09	1,224	2,562	0.00%	7.2%
12/31/2020	1.91	0	0	0.50%	28.0%	12/31/2020	1.93	0	0	0.25%	28.3%	12/31/2020	1.95	1,398	2,730	0.00%	28.7%
12/31/2019	1.49	0	0	0.50%	28.0%	12/31/2019	1.51	0	0	0.25%	28.3%	12/31/2019	1.52	1,706	2,590	0.00%	28.6%
12/31/2018	1.17	0	0	0.50%	-5.5%	12/31/2018	1.17	0	0	0.25%	-5.3%	12/31/2018	1.18	1,836	2,167	0.00%	-5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	1.9%
2020	0.2%
2019	0.0%
2018	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Small Cap Value Fund N Class - 06-FCH

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,242,832	$2,240,538	110,374
Receivables: investments sold	179,880
Payables: investments purchased	-
Net assets	$2,422,712

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,422,712	2,039,650	$1.19
Band 100	-	-	1.21
Band 75	-	-	1.22
Band 50	-	-	1.24
Band 25	-	-	1.26
Band 0	-	-	1.28
Total	$2,422,712	2,039,650

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$16,654
Mortality & expense charges			(30,467)
Net investment income (loss)			(13,813)

Gain (loss) on investments:
Net realized gain (loss)			263,003
Realized gain distributions			87,923
Net change in unrealized appreciation (depreciation)			(651,340)
Net gain (loss)			(300,414)

Increase (decrease) in net assets from operations			$(314,227)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(13,813)	$(13,178)
Net realized gain (loss)		263,003	357,301
Realized gain distributions		87,923	35,608
Net change in unrealized appreciation (depreciation)		(651,340)	222,690

Increase (decrease) in net assets from operations		(314,227)	602,421

Contract owner transactions:
Proceeds from units sold		783,275	1,805,964
Cost of units redeemed		(1,620,459)	(1,805,211)
Account charges		(1,935)	(2,603)
Increase (decrease)		(839,119)	(1,850)
Net increase (decrease)		(1,153,346)	600,571
Net assets, beginning		3,576,058	2,975,487
Net assets, ending		$2,422,712	$3,576,058

Units sold		653,411	1,466,821
Units redeemed		(1,298,822)	(1,492,401)
Net increase (decrease)		(645,411)	(25,580)
Units outstanding, beginning		2,685,061	2,710,641
Units outstanding, ending		2,039,650	2,685,061

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$6,041,853
Cost of units redeemed/account charges			(4,311,896)
Net investment income (loss)			(13,420)
Net realized gain (loss)			567,253
Realized gain distributions			136,628
Net change in unrealized appreciation (depreciation)			2,294
Net assets			$2,422,712

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.19	2,040	$2,423	1.25%	-10.8%	12/31/2022	$1.21	0	$0	1.00%	-10.6%	12/31/2022	$1.22	0	$0	0.75%	-10.4%
12/31/2021	1.33	2,685	3,576	1.25%	21.3%	12/31/2021	1.35	0	0	1.00%	21.6%	12/31/2021	1.37	0	0	0.75%	21.9%
12/31/2020	1.10	2,711	2,975	1.25%	-7.7%	12/31/2020	1.11	0	0	1.00%	-7.5%	12/31/2020	1.12	0	0	0.75%	-7.3%
12/31/2019	1.19	757	901	1.25%	24.7%	12/31/2019	1.20	0	0	1.00%	25.1%	12/31/2019	1.21	0	0	0.75%	25.4%
12/31/2018	0.95	179	171	1.25%	-14.1%	12/31/2018	0.96	0	0	1.00%	-13.8%	12/31/2018	0.96	0	0	0.75%	-13.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.24	0	$0	0.50%	-10.1%	12/31/2022	$1.26	0	$0	0.25%	-9.9%	12/31/2022	$1.28	0	$0	0.00%	-9.7%
12/31/2021	1.38	0	0	0.50%	22.2%	12/31/2021	1.40	0	0	0.25%	22.5%	12/31/2021	1.42	0	0	0.00%	22.9%
12/31/2020	1.13	0	0	0.50%	-7.0%	12/31/2020	1.14	0	0	0.25%	-6.8%	12/31/2020	1.15	0	0	0.00%	-6.6%
12/31/2019	1.22	0	0	0.50%	25.7%	12/31/2019	1.23	0	0	0.25%	26.0%	12/31/2019	1.24	0	0	0.00%	26.3%
12/31/2018	0.97	0	0	0.50%	-13.4%	12/31/2018	0.97	0	0	0.25%	-13.2%	12/31/2018	0.98	0	0	0.00%	-13.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.6%
2021	1.0%
2020	1.9%
2019	1.9%
2018	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Global Equity Income Fund A Class - 06-GMH

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$69,177	$80,024	11,548
Receivables: investments sold	-
Payables: investments purchased	(3)
Net assets	$69,174

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$69,174	66,738	$1.04
Band 100	-	-	1.05
Band 75	-	-	1.06
Band 50	-	-	1.08
Band 25	-	-	1.09
Band 0	-	-	1.10
Total	$69,174	66,738

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$5,589
Mortality & expense charges			(1,016)
Net investment income (loss)			4,573

Gain (loss) on investments:
Net realized gain (loss)			(3,353)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(9,431)
Net gain (loss)			(12,784)

Increase (decrease) in net assets from operations			$(8,211)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,573	$3,816
Net realized gain (loss)		(3,353)	(9)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(9,431)	(1,416)

Increase (decrease) in net assets from operations		(8,211)	2,391

Contract owner transactions:
Proceeds from units sold		19,429	81,786
Cost of units redeemed		(26,184)	-
Account charges		(4)	(33)
Increase (decrease)		(6,759)	81,753
Net increase (decrease)		(14,970)	84,144
Net assets, beginning		84,144	-
Net assets, ending		$69,174	$84,144

Units sold		17,364	74,986
Units redeemed		(25,581)	(31)
Net increase (decrease)		(8,217)	74,955
Units outstanding, beginning		74,955	-
Units outstanding, ending		66,738	74,955

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$101,215
Cost of units redeemed/account charges			(26,221)
Net investment income (loss)			8,389
Net realized gain (loss)			(3,362)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(10,847)
Net assets			$69,174

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.04	67	$69	1.25%	-7.7%	12/31/2022	$1.05	0	$0	1.00%	-7.4%	12/31/2022	$1.06	0	$0	0.75%	-7.2%
12/31/2021	1.12	75	84	1.25%	11.1%	12/31/2021	1.13	0	0	1.00%	11.4%	12/31/2021	1.15	0	0	0.75%	11.6%
12/31/2020	1.01	0	0	1.25%	0.4%	12/31/2020	1.02	0	0	1.00%	0.6%	12/31/2020	1.03	0	0	0.75%	0.9%
12/31/2019	1.01	0	0	1.25%	19.3%	12/31/2019	1.01	0	0	1.00%	19.6%	12/31/2019	1.02	0	0	0.75%	19.9%
12/31/2018	0.84	0	0	1.25%	-16.9%	12/31/2018	0.85	0	0	1.00%	-16.7%	12/31/2018	0.85	0	0	0.75%	-16.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.08	0	$0	0.50%	-7.0%	12/31/2022	$1.09	0	$0	0.25%	-6.7%	12/31/2022	$1.10	0	$0	0.00%	-6.5%
12/31/2021	1.16	0	0	0.50%	11.9%	12/31/2021	1.17	0	0	0.25%	12.2%	12/31/2021	1.18	0	0	0.00%	12.5%
12/31/2020	1.03	0	0	0.50%	1.1%	12/31/2020	1.04	0	0	0.25%	1.4%	12/31/2020	1.05	0	0	0.00%	1.6%
12/31/2019	1.02	0	0	0.50%	20.2%	12/31/2019	1.03	0	0	0.25%	20.5%	12/31/2019	1.03	0	0	0.00%	20.8%
12/31/2018	0.85	0	0	0.50%	-16.3%	12/31/2018	0.85	0	0	0.25%	-16.1%	12/31/2018	0.85	0	0	0.00%	-15.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	7.3%
2021	10.6%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Global Equity Income Fund N Class - 06-GMJ

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$801,544	$853,650	132,714
Receivables: investments sold	-
Payables: investments purchased	(3,929)
Net assets	$797,615

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$797,615	753,731	$1.06
Band 100	-	-	1.07
Band 75	-	-	1.09
Band 50	-	-	1.10
Band 25	-	-	1.11
Band 0	-	-	1.13
Total	$797,615	753,731

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$106,990
Mortality & expense charges			(16,516)
Net investment income (loss)			90,474

Gain (loss) on investments:
Net realized gain (loss)			(52,237)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(133,397)
Net gain (loss)			(185,634)

Increase (decrease) in net assets from operations			$(95,160)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$90,474	$91,026
Net realized gain (loss)		(52,237)	33,385
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(133,397)	24,981

Increase (decrease) in net assets from operations		(95,160)	149,392

Contract owner transactions:
Proceeds from units sold		430,201	681,509
Cost of units redeemed		(1,158,168)	(496,388)
Account charges		(5,290)	(7,096)
Increase (decrease)		(733,257)	178,025
Net increase (decrease)		(828,417)	327,417
Net assets, beginning		1,626,032	1,298,615
Net assets, ending		$797,615	$1,626,032

Units sold		418,886	622,182
Units redeemed		(1,091,843)	(467,490)
Net increase (decrease)		(672,957)	154,692
Units outstanding, beginning		1,426,688	1,271,996
Units outstanding, ending		753,731	1,426,688

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,421,365
Cost of units redeemed/account charges			(1,793,360)
Net investment income (loss)			246,650
Net realized gain (loss)			(24,934)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(52,106)
Net assets			$797,615

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.06	754	$798	1.25%	-7.2%	12/31/2022	$1.07	0	$0	1.00%	-6.9%	12/31/2022	$1.09	0	$0	0.75%	-6.7%
12/31/2021	1.14	1,427	1,626	1.25%	11.6%	12/31/2021	1.15	0	0	1.00%	11.9%	12/31/2021	1.16	0	0	0.75%	12.2%
12/31/2020	1.02	1,272	1,299	1.25%	0.5%	12/31/2020	1.03	0	0	1.00%	0.8%	12/31/2020	1.04	0	0	0.75%	1.0%
12/31/2019	1.02	591	600	1.25%	19.9%	12/31/2019	1.02	0	0	1.00%	20.2%	12/31/2019	1.03	0	0	0.75%	20.5%
12/31/2018	0.85	159	135	1.25%	-16.7%	12/31/2018	0.85	0	0	1.00%	-16.5%	12/31/2018	0.85	0	0	0.75%	-16.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.10	0	$0	0.50%	-6.5%	12/31/2022	$1.11	0	$0	0.25%	-6.2%	12/31/2022	$1.13	0	$0	0.00%	-6.0%
12/31/2021	1.17	0	0	0.50%	12.5%	12/31/2021	1.19	0	0	0.25%	12.8%	12/31/2021	1.20	0	0	0.00%	13.0%
12/31/2020	1.04	0	0	0.50%	1.3%	12/31/2020	1.05	0	0	0.25%	1.5%	12/31/2020	1.06	0	0	0.00%	1.8%
12/31/2019	1.03	0	0	0.50%	20.8%	12/31/2019	1.04	0	0	0.25%	21.1%	12/31/2019	1.04	0	0	0.00%	21.4%
12/31/2018	0.85	0	0	0.50%	-16.0%	12/31/2018	0.86	0	0	0.25%	-15.8%	12/31/2018	0.86	0	0	0.00%	-15.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	8.8%
2021	7.5%
2020	6.0%
2019	4.8%
2018	3.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Global Equity Income Fund S Class - 06-GMK

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,622	$10,806	1,592
Receivables: investments sold	-
Payables: investments purchased	(161)
Net assets	$9,461

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,461	9,178	$1.03
Band 100	-	-	1.04
Band 75	-	-	1.06
Band 50	-	-	1.07
Band 25	-	-	1.08
Band 0	-	-	1.10
Total	$9,461	9,178

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$810
Mortality & expense charges			(132)
Net investment income (loss)			678

Gain (loss) on investments:
Net realized gain (loss)			(389)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,268)
Net gain (loss)			(1,657)

Increase (decrease) in net assets from operations			$(979)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$678	$2,721
Net realized gain (loss)		(389)	8,156
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(1,268)	(507)

Increase (decrease) in net assets from operations		(979)	10,370

Contract owner transactions:
Proceeds from units sold		1,208	135,853
Cost of units redeemed		(2,026)	(164,281)
Account charges		(38)	(36)
Increase (decrease)		(856)	(28,464)
Net increase (decrease)		(1,835)	(18,094)
Net assets, beginning		11,296	29,390
Net assets, ending		$9,461	$11,296

Units sold		1,187	125,798
Units redeemed		(2,133)	(144,196)
Net increase (decrease)		(946)	(18,398)
Units outstanding, beginning		10,124	28,522
Units outstanding, ending		9,178	10,124

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$203,515
Cost of units redeemed/account charges			(205,930)
Net investment income (loss)			8,720
Net realized gain (loss)			4,340
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,184)
Net assets			$9,461

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.03	9	$9	1.25%	-7.6%	12/31/2022	$1.04	0	$0	1.00%	-7.4%	12/31/2022	$1.06	0	$0	0.75%	-7.1%
12/31/2021	1.12	10	11	1.25%	11.1%	12/31/2021	1.13	0	0	1.00%	11.4%	12/31/2021	1.14	0	0	0.75%	11.7%
12/31/2020	1.00	9	9	1.25%	0.0%	12/31/2020	1.01	0	0	1.00%	0.2%	12/31/2020	1.02	0	0	0.75%	0.5%
12/31/2019	1.00	8	8	1.25%	19.3%	12/31/2019	1.01	0	0	1.00%	19.6%	12/31/2019	1.01	0	0	0.75%	19.9%
12/31/2018	0.84	0	0	1.25%	-17.1%	12/31/2018	0.84	0	0	1.00%	-16.9%	12/31/2018	0.85	0	0	0.75%	-16.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.07	0	$0	0.50%	-6.9%	12/31/2022	$1.08	0	$0	0.25%	-6.7%	12/31/2022	$1.10	0	$0	0.00%	-6.4%
12/31/2021	1.15	0	0	0.50%	12.0%	12/31/2021	1.16	0	0	0.25%	12.3%	12/31/2021	1.17	0	0	0.00%	12.5%
12/31/2020	1.03	0	0	0.50%	0.7%	12/31/2020	1.03	0	0	0.25%	1.0%	12/31/2020	1.04	19	20	0.00%	1.2%
12/31/2019	1.02	0	0	0.50%	20.2%	12/31/2019	1.03	0	0	0.25%	20.5%	12/31/2019	1.03	11	12	0.00%	20.8%
12/31/2018	0.85	0	0	0.50%	-16.5%	12/31/2018	0.85	0	0	0.25%	-16.2%	12/31/2018	0.85	42	36	0.00%	-16.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	7.8%
2021	14.0%
2020	7.4%
2019	8.9%
2018	6.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Global Technology Fund N Class - 06-3CM

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,149,108	$3,583,067	63,307
Receivables: investments sold	5,889
Payables: investments purchased	-
Net assets	$2,154,997

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,154,997	1,558,211	$1.38
Band 100	-	-	1.40
Band 75	-	-	1.42
Band 50	-	-	1.43
Band 25	-	-	1.45
Band 0	-	-	1.47
Total	$2,154,997	1,558,211

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(31,529)
Net investment income (loss)			(31,529)

Gain (loss) on investments:
Net realized gain (loss)			(254,780)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,054,528)
Net gain (loss)			(1,309,308)

Increase (decrease) in net assets from operations			$(1,340,837)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(31,529)	$4,106
Net realized gain (loss)		(254,780)	84,159
Realized gain distributions		-	463,299
Net change in unrealized appreciation (depreciation)		(1,054,528)	(429,378)

Increase (decrease) in net assets from operations		(1,340,837)	122,186

Contract owner transactions:
Proceeds from units sold		494,522	3,402,306
Cost of units redeemed		(489,585)	(281,063)
Account charges		(380)	(966)
Increase (decrease)		4,557	3,120,277
Net increase (decrease)		(1,336,280)	3,242,463
Net assets, beginning		3,491,277	248,814
Net assets, ending		$2,154,997	$3,491,277

Units sold		310,136	1,554,039
Units redeemed		(309,055)	(126,134)
Net increase (decrease)		1,081	1,427,905
Units outstanding, beginning		1,557,130	129,225
Units outstanding, ending		1,558,211	1,557,130

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$4,200,838
Cost of units redeemed/account charges			(913,804)
Net investment income (loss)			(29,565)
Net realized gain (loss)			(152,479)
Realized gain distributions			483,966
Net change in unrealized appreciation (depreciation)			(1,433,959)
Net assets			$2,154,997

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.38	1,558	$2,155	1.25%	-38.3%	12/31/2022	$1.40	0	$0	1.00%	-38.2%	12/31/2022	$1.42	0	$0	0.75%	-38.0%
12/31/2021	2.24	1,557	3,491	1.25%	16.4%	12/31/2021	2.26	0	0	1.00%	16.7%	12/31/2021	2.28	0	0	0.75%	17.0%
12/31/2020	1.93	129	249	1.25%	49.4%	12/31/2020	1.94	0	0	1.00%	49.7%	12/31/2020	1.95	0	0	0.75%	50.1%
12/31/2019	1.29	136	176	1.25%	43.6%	12/31/2019	1.29	0	0	1.00%	43.9%	12/31/2019	1.30	0	0	0.75%	44.3%
12/31/2018	0.90	0	0	1.25%	-10.2%	12/31/2018	0.90	0	0	1.00%	-10.1%	12/31/2018	0.90	0	0	0.75%	-9.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.43	0	$0	0.50%	-37.9%	12/31/2022	$1.45	0	$0	0.25%	-37.7%	12/31/2022	$1.47	0	$0	0.00%	-37.5%
12/31/2021	2.30	0	0	0.50%	17.3%	12/31/2021	2.32	0	0	0.25%	17.6%	12/31/2021	2.35	0	0	0.00%	17.9%
12/31/2020	1.96	0	0	0.50%	50.5%	12/31/2020	1.98	0	0	0.25%	50.9%	12/31/2020	1.99	0	0	0.00%	51.2%
12/31/2019	1.30	0	0	0.50%	44.6%	12/31/2019	1.31	0	0	0.25%	45.0%	12/31/2019	1.32	0	0	0.00%	45.4%
12/31/2018	0.90	0	0	0.50%	-9.8%	12/31/2018	0.90	0	0	0.25%	-9.6%	12/31/2018	0.90	0	0	0.00%	-9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.9%
2020	0.2%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Multi-Sector Income Fund N Class - 06-3GW

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$221,025	$231,000	26,616
Receivables: investments sold	688
Payables: investments purchased	-
Net assets	$221,713

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$221,713	220,973	$1.00
Band 100	-	-	1.01
Band 75	-	-	1.03
Band 50	-	-	1.04
Band 25	-	-	1.05
Band 0	-	-	1.06
Total	$221,713	220,973

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$10,878
Mortality & expense charges			(2,669)
Net investment income (loss)			8,209

Gain (loss) on investments:
Net realized gain (loss)			(21,255)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(10,011)
Net gain (loss)			(31,266)

Increase (decrease) in net assets from operations			$(23,057)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,209	$1,114
Net realized gain (loss)		(21,255)	-
Realized gain distributions		-	73
Net change in unrealized appreciation (depreciation)		(10,011)	(435)

Increase (decrease) in net assets from operations		(23,057)	752

Contract owner transactions:
Proceeds from units sold		816,222	3,727
Cost of units redeemed		(611,843)	-
Account charges		(1,000)	(113)
Increase (decrease)		203,379	3,614
Net increase (decrease)		180,322	4,366
Net assets, beginning		41,391	37,025
Net assets, ending		$221,713	$41,391

Units sold		791,242	3,289
Units redeemed		(606,176)	(98)
Net increase (decrease)		185,066	3,191
Units outstanding, beginning		35,907	32,716
Units outstanding, ending		220,973	35,907

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$856,287
Cost of units redeemed/account charges			(612,981)
Net investment income (loss)			9,564
Net realized gain (loss)			(21,255)
Realized gain distributions			73
Net change in unrealized appreciation (depreciation)			(9,975)
Net assets			$221,713

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.00	221	$222	1.25%	-13.0%	12/31/2022	$1.01	0	$0	1.00%	-12.7%	12/31/2022	$1.03	0	$0	0.75%	-12.5%
12/31/2021	1.15	36	41	1.25%	1.9%	12/31/2021	1.16	0	0	1.00%	2.1%	12/31/2021	1.17	0	0	0.75%	2.4%
12/31/2020	1.13	33	37	1.25%	4.3%	12/31/2020	1.14	0	0	1.00%	4.5%	12/31/2020	1.15	0	0	0.75%	4.8%
12/31/2019	1.09	0	0	1.25%	9.4%	12/31/2019	1.09	0	0	1.00%	9.7%	12/31/2019	1.09	0	0	0.75%	9.9%
12/31/2018	0.99	0	0	1.25%	-0.8%	12/31/2018	0.99	0	0	1.00%	-0.7%	12/31/2018	0.99	0	0	0.75%	-0.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.04	0	$0	0.50%	-12.3%	12/31/2022	$1.05	0	$0	0.25%	-12.1%	12/31/2022	$1.06	0	$0	0.00%	-11.9%
12/31/2021	1.18	0	0	0.50%	2.6%	12/31/2021	1.19	0	0	0.25%	2.9%	12/31/2021	1.20	0	0	0.00%	3.1%
12/31/2020	1.15	0	0	0.50%	5.1%	12/31/2020	1.16	0	0	0.25%	5.3%	12/31/2020	1.17	0	0	0.00%	5.6%
12/31/2019	1.10	0	0	0.50%	10.2%	12/31/2019	1.10	0	0	0.25%	10.5%	12/31/2019	1.10	0	0	0.00%	10.8%
12/31/2018	1.00	0	0	0.50%	-0.5%	12/31/2018	1.00	0	0	0.25%	-0.4%	12/31/2018	1.00	0	0	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	8.3%
2021	4.1%
2020	1.7%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Venture Fund N Class - 06-3P3

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$337,088	$418,428	4,645
Receivables: investments sold	-
Payables: investments purchased	(68)
Net assets	$337,020

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$337,020	278,353	$1.21
Band 100	-	-	1.22
Band 75	-	-	1.24
Band 50	-	-	1.25
Band 25	-	-	1.26
Band 0	-	-	1.27
Total	$337,020	278,353

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(4,266)
Net investment income (loss)			(4,266)

Gain (loss) on investments:
Net realized gain (loss)			(22,847)
Realized gain distributions			13,932
Net change in unrealized appreciation (depreciation)			(86,539)
Net gain (loss)			(95,454)

Increase (decrease) in net assets from operations			$(99,720)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,266)	$(2,063)
Net realized gain (loss)		(22,847)	223,225
Realized gain distributions		13,932	27,941
Net change in unrealized appreciation (depreciation)		(86,539)	(168,323)

Increase (decrease) in net assets from operations		(99,720)	80,780

Contract owner transactions:
Proceeds from units sold		433,020	160,380
Cost of units redeemed		(320,793)	(653,473)
Account charges		(1,373)	(2,467)
Increase (decrease)		110,854	(495,560)
Net increase (decrease)		11,134	(414,780)
Net assets, beginning		325,886	740,666
Net assets, ending		$337,020	$325,886

Units sold		313,768	101,746
Units redeemed		(237,255)	(388,246)
Net increase (decrease)		76,513	(286,500)
Units outstanding, beginning		201,840	488,340
Units outstanding, ending		278,353	201,840

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,371,225
Cost of units redeemed/account charges			(1,252,798)
Net investment income (loss)			(13,471)
Net realized gain (loss)			218,909
Realized gain distributions			94,495
Net change in unrealized appreciation (depreciation)			(81,340)
Net assets			$337,020

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.21	278	$337	1.25%	-25.0%	12/31/2022	$1.22	0	$0	1.00%	-24.8%	12/31/2022	$1.24	0	$0	0.75%	-24.6%
12/31/2021	1.61	202	326	1.25%	6.5%	12/31/2021	1.63	0	0	1.00%	6.7%	12/31/2021	1.64	0	0	0.75%	7.0%
12/31/2020	1.52	488	741	1.25%	30.2%	12/31/2020	1.52	0	0	1.00%	30.5%	12/31/2020	1.53	0	0	0.75%	30.8%
12/31/2019	1.17	349	407	1.25%	29.4%	12/31/2019	1.17	0	0	1.00%	29.7%	12/31/2019	1.17	0	0	0.75%	30.0%
12/31/2018	0.90	0	0	1.25%	-9.9%	12/31/2018	0.90	0	0	1.00%	-9.9%	12/31/2018	0.90	0	0	0.75%	-9.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.25	0	$0	0.50%	-24.4%	12/31/2022	$1.26	0	$0	0.25%	-24.3%	12/31/2022	$1.27	0	$0	0.00%	-24.1%
12/31/2021	1.65	0	0	0.50%	7.3%	12/31/2021	1.67	0	0	0.25%	7.5%	12/31/2021	1.68	0	0	0.00%	7.8%
12/31/2020	1.54	0	0	0.50%	31.2%	12/31/2020	1.55	0	0	0.25%	31.5%	12/31/2020	1.56	0	0	0.00%	31.8%
12/31/2019	1.18	0	0	0.50%	30.3%	12/31/2019	1.18	0	0	0.25%	30.7%	12/31/2019	1.18	0	0	0.00%	31.0%
12/31/2018	0.90	0	0	0.50%	-9.8%	12/31/2018	0.90	0	0	0.25%	-9.8%	12/31/2018	0.90	0	0	0.00%	-9.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	1.4%
2020	0.2%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Global Life Sciences Fund N Class - 06-3WT

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$65,958	$55,843	969
Receivables: investments sold	-
Payables: investments purchased	(947)
Net assets	$65,011

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$65,011	44,119	$1.47
Band 100	-	-	1.49
Band 75	-	-	1.50
Band 50	-	-	1.51
Band 25	-	-	1.53
Band 0	-	-	1.54
Total	$65,011	44,119

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$267
Mortality & expense charges			(382)
Net investment income (loss)			(115)

Gain (loss) on investments:
Net realized gain (loss)			35
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			10,115
Net gain (loss)			10,150

Increase (decrease) in net assets from operations			$10,035

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(115)	$-
Net realized gain (loss)		35	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		10,115	-

Increase (decrease) in net assets from operations		10,035	-

Contract owner transactions:
Proceeds from units sold		55,931	-
Cost of units redeemed		(955)	-
Account charges		-	-
Increase (decrease)		54,976	-
Net increase (decrease)		65,011	-
Net assets, beginning		-	-
Net assets, ending		$65,011	$-

Units sold		44,767	-
Units redeemed		(648)	-
Net increase (decrease)		44,119	-
Units outstanding, beginning		-	-
Units outstanding, ending		44,119	-

* Date of Fund Inception into Variable Account: 4 /25 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$55,931
Cost of units redeemed/account charges			(955)
Net investment income (loss)			(115)
Net realized gain (loss)			35
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			10,115
Net assets			$65,011

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.47	44	$65	1.25%	-3.8%	12/31/2022	$1.49	0	$0	1.00%	-3.5%	12/31/2022	$1.50	0	$0	0.75%	-3.3%
12/31/2021	1.53	0	0	1.25%	5.6%	12/31/2021	1.54	0	0	1.00%	5.9%	12/31/2021	1.55	0	0	0.75%	6.1%
12/31/2020	1.45	0	0	1.25%	24.2%	12/31/2020	1.46	0	0	1.00%	24.5%	12/31/2020	1.46	0	0	0.75%	24.8%
12/31/2019	1.17	0	0	1.25%	16.8%	12/31/2019	1.17	0	0	1.00%	17.0%	12/31/2019	1.17	0	0	0.75%	17.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.51	0	$0	0.50%	-3.1%	12/31/2022	$1.53	0	$0	0.25%	-2.8%	12/31/2022	$1.54	0	$0	0.00%	-2.6%
12/31/2021	1.56	0	0	0.50%	6.4%	12/31/2021	1.57	0	0	0.25%	6.7%	12/31/2021	1.58	0	0	0.00%	6.9%
12/31/2020	1.47	0	0	0.50%	25.1%	12/31/2020	1.47	0	0	0.25%	25.4%	12/31/2020	1.48	0	0	0.00%	25.7%
12/31/2019	1.17	0	0	0.50%	17.4%	12/31/2019	1.18	0	0	0.25%	17.6%	12/31/2019	1.18	0	0	0.00%	17.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.8%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Dev World Bond N Class - 06-4TJ

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,744,154	$2,017,484	243,602
Receivables: investments sold	92,608
Payables: investments purchased	-
Net assets	$1,836,762

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,836,762	2,194,750	$0.84
Band 100	-	-	0.84
Band 75	-	-	0.84
Band 50	-	-	0.85
Band 25	-	-	0.85
Band 0	-	-	0.86
Total	$1,836,762	2,194,750

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$139,634
Mortality & expense charges			(15,657)
Net investment income (loss)			123,977

Gain (loss) on investments:
Net realized gain (loss)			(54,192)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(273,327)
Net gain (loss)			(327,519)

Increase (decrease) in net assets from operations			$(203,542)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$123,977	$1
Net realized gain (loss)		(54,192)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(273,327)	(3)

Increase (decrease) in net assets from operations		(203,542)	(2)

Contract owner transactions:
Proceeds from units sold		2,550,794	3,232
Cost of units redeemed		(512,696)	-
Account charges		(1,024)	-
Increase (decrease)		2,037,074	3,232
Net increase (decrease)		1,833,532	3,230
Net assets, beginning		3,230	-
Net assets, ending		$1,836,762	$3,230

Units sold		2,789,031	3,181
Units redeemed		(597,462)	-
Net increase (decrease)		2,191,569	3,181
Units outstanding, beginning		3,181	-
Units outstanding, ending		2,194,750	3,181

* Date of Fund Inception into Variable Account: 3 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,554,026
Cost of units redeemed/account charges			(513,720)
Net investment income (loss)			123,978
Net realized gain (loss)			(54,192)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(273,330)
Net assets			$1,836,762

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.84	2,195	$1,837	1.25%	-17.6%	12/31/2022	$0.84	0	$0	1.00%	-17.4%	12/31/2022	$0.84	0	$0	0.75%	-17.2%
12/31/2021	1.02	3	3	1.25%	1.6%	12/31/2021	1.02	0	0	1.00%	1.8%	12/31/2021	1.02	0	0	0.75%	2.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.85	0	$0	0.50%	-17.0%	12/31/2022	$0.85	0	$0	0.25%	-16.8%	12/31/2022	$0.86	0	$0	0.00%	-16.6%
12/31/2021	1.02	0	0	0.50%	2.2%	12/31/2021	1.02	0	0	0.25%	2.4%	12/31/2021	1.03	0	0	0.00%	2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	15.2%
2021	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Balanced Portfolio Service Class - 06-611

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$45,097,558	$40,152,641	1,065,084
Receivables: investments sold	136,590
Payables: investments purchased	-
Net assets	$45,234,148

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$45,234,148	20,629,739	$2.19
Band 100	-	-	2.26
Band 75	-	-	2.33
Band 50	-	-	2.40
Band 25	-	-	2.48
Band 0	-	-	2.55
Total	$45,234,148	20,629,739

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$541,374
Mortality & expense charges			(612,116)
Net investment income (loss)			(70,742)

Gain (loss) on investments:
Net realized gain (loss)			1,481,959
Realized gain distributions			1,365,078
Net change in unrealized appreciation (depreciation)			(12,869,652)
Net gain (loss)			(10,022,615)

Increase (decrease) in net assets from operations			$(10,093,357)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(70,742)	$(225,154)
Net realized gain (loss)		1,481,959	5,139,266
Realized gain distributions		1,365,078	307,607
Net change in unrealized appreciation (depreciation)		(12,869,652)	3,072,721

Increase (decrease) in net assets from operations		(10,093,357)	8,294,440

Contract owner transactions:
Proceeds from units sold		7,156,539	8,195,667
Cost of units redeemed		(9,724,834)	(20,283,488)
Account charges		(10,274)	(11,118)
Increase (decrease)		(2,578,569)	(12,098,939)
Net increase (decrease)		(12,671,926)	(3,804,499)
Net assets, beginning		57,906,074	61,710,573
Net assets, ending		$45,234,148	$57,906,074

Units sold		3,138,529	3,386,284
Units redeemed		(4,256,145)	(8,397,481)
Net increase (decrease)		(1,117,616)	(5,011,197)
Units outstanding, beginning		21,747,355	26,758,552
Units outstanding, ending		20,629,739	21,747,355

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$104,237,869
Cost of units redeemed/account charges			(81,775,410)
Net investment income (loss)			1,166,794
Net realized gain (loss)			11,263,029
Realized gain distributions			5,396,949
Net change in unrealized appreciation (depreciation)			4,944,917
Net assets			$45,234,148

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.19	20,630	$45,234	1.25%	-17.7%	12/31/2022	$2.26	0	$0	1.00%	-17.4%	12/31/2022	$2.33	0	$0	0.75%	-17.2%
12/31/2021	2.66	21,747	57,906	1.25%	15.5%	12/31/2021	2.74	0	0	1.00%	15.7%	12/31/2021	2.82	0	0	0.75%	16.0%
12/31/2020	2.31	26,759	61,711	1.25%	12.6%	12/31/2020	2.37	0	0	1.00%	12.9%	12/31/2020	2.43	0	0	0.75%	13.2%
12/31/2019	2.05	27,031	55,357	1.25%	20.8%	12/31/2019	2.10	0	0	1.00%	21.1%	12/31/2019	2.14	0	0	0.75%	21.4%
12/31/2018	1.70	28,361	48,099	1.25%	-0.8%	12/31/2018	1.73	0	0	1.00%	-0.6%	12/31/2018	1.77	0	0	0.75%	-0.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.40	0	$0	0.50%	-17.0%	12/31/2022	$2.48	0	$0	0.25%	-16.8%	12/31/2022	$2.55	0	$0	0.00%	-16.6%
12/31/2021	2.90	0	0	0.50%	16.3%	12/31/2021	2.98	0	0	0.25%	16.6%	12/31/2021	3.06	0	0	0.00%	16.9%
12/31/2020	2.49	0	0	0.50%	13.5%	12/31/2020	2.55	0	0	0.25%	13.7%	12/31/2020	2.62	0	0	0.00%	14.0%
12/31/2019	2.19	0	0	0.50%	21.7%	12/31/2019	2.24	0	0	0.25%	22.0%	12/31/2019	2.30	0	0	0.00%	22.3%
12/31/2018	1.80	0	0	0.50%	-0.1%	12/31/2018	1.84	0	0	0.25%	0.2%	12/31/2018	1.88	0	0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.0%
2021	0.8%
2020	2.0%
2019	1.7%
2018	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Flexible Bond Portfolio Institutional Class - 06-601

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,661,636	$5,553,742	470,529
Receivables: investments sold	15,423
Payables: investments purchased	-
Net assets	$4,677,059

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,677,059	1,945,317	$2.40
Band 100	-	-	2.52
Band 75	-	-	2.65
Band 50	-	-	2.78
Band 25	-	-	2.91
Band 0	-	-	3.32
Total	$4,677,059	1,945,317

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$142,348
Mortality & expense charges			(69,931)
Net investment income (loss)			72,417

Gain (loss) on investments:
Net realized gain (loss)			(234,946)
Realized gain distributions			97,440
Net change in unrealized appreciation (depreciation)			(895,587)
Net gain (loss)			(1,033,093)

Increase (decrease) in net assets from operations			$(960,676)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$72,417	$109,823
Net realized gain (loss)		(234,946)	85,144
Realized gain distributions		97,440	163,345
Net change in unrealized appreciation (depreciation)		(895,587)	(557,933)

Increase (decrease) in net assets from operations		(960,676)	(199,621)

Contract owner transactions:
Proceeds from units sold		894,201	1,166,344
Cost of units redeemed		(2,070,637)	(3,610,591)
Account charges		(1,889)	(1,514)
Increase (decrease)		(1,178,325)	(2,445,761)
Net increase (decrease)		(2,139,001)	(2,645,382)
Net assets, beginning		6,816,060	9,461,442
Net assets, ending		$4,677,059	$6,816,060

Units sold		368,509	415,910
Units redeemed		(840,601)	(1,282,653)
Net increase (decrease)		(472,092)	(866,743)
Units outstanding, beginning		2,417,409	3,284,152
Units outstanding, ending		1,945,317	2,417,409

* Date of Fund Inception into Variable Account: 5 /1 /1997
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$165,084,656
Cost of units redeemed/account charges			(175,996,455)
Net investment income (loss)			14,182,462
Net realized gain (loss)			(1,481,606)
Realized gain distributions			3,780,108
Net change in unrealized appreciation (depreciation)			(892,106)
Net assets			$4,677,059

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.40	1,945	$4,677	1.25%	-14.7%	12/31/2022	$2.52	0	$0	1.00%	-14.5%	12/31/2022	$2.65	0	$0	0.75%	-14.3%
12/31/2021	2.82	2,417	6,816	1.25%	-2.1%	12/31/2021	2.95	0	0	1.00%	-1.9%	12/31/2021	3.09	0	0	0.75%	-1.6%
12/31/2020	2.88	3,284	9,461	1.25%	9.1%	12/31/2020	3.01	0	0	1.00%	9.4%	12/31/2020	3.14	0	0	0.75%	9.7%
12/31/2019	2.64	4,052	10,699	1.25%	8.2%	12/31/2019	2.75	0	0	1.00%	8.5%	12/31/2019	2.86	0	0	0.75%	8.8%
12/31/2018	2.44	10,368	25,298	1.25%	-2.2%	12/31/2018	2.53	0	0	1.00%	-2.0%	12/31/2018	2.63	0	0	0.75%	-1.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.78	0	$0	0.50%	-14.1%	12/31/2022	$2.91	0	$0	0.25%	-13.9%	12/31/2022	$3.32	0	$0	0.00%	-13.7%
12/31/2021	3.23	0	0	0.50%	-1.4%	12/31/2021	3.38	0	0	0.25%	-1.1%	12/31/2021	3.85	0	0	0.00%	-0.9%
12/31/2020	3.28	0	0	0.50%	9.9%	12/31/2020	3.42	0	0	0.25%	10.2%	12/31/2020	3.88	0	0	0.00%	10.5%
12/31/2019	2.98	0	0	0.50%	9.0%	12/31/2019	3.11	0	0	0.25%	9.3%	12/31/2019	3.51	575	2,020	0.00%	9.6%
12/31/2018	2.74	0	0	0.50%	-1.5%	12/31/2018	2.84	0	0	0.25%	-1.3%	12/31/2018	3.21	646	2,071	0.00%	-1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.5%
2021	2.6%
2020	2.5%
2019	4.0%
2018	3.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Overseas N Class - 06-6CC (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.95
Band 100	-	-	0.95
Band 75	-	-	0.95
Band 50	-	-	0.95
Band 25	-	-	0.95
Band 0	-	-	0.96
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 2 /24 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.95	0	$0	1.25%	-5.3%	12/31/2022	$0.95	0	$0	1.00%	-5.1%	12/31/2022	$0.95	0	$0	0.75%	-4.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.95	0	$0	0.50%	-4.7%	12/31/2022	$0.95	0	$0	0.25%	-4.5%	12/31/2022	$0.96	0	$0	0.00%	-4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Funds Multi-Index 2020 Lifetime Portfolio R6 Class - 06-3H4

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.10
Band 100	-	-	1.11
Band 75	-	-	1.13
Band 50	-	-	1.14
Band 25	-	-	1.15
Band 0	-	-	1.16
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(7)
Net realized gain (loss)		-	1,990
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	(2,028)

Increase (decrease) in net assets from operations		-	(45)

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	(43,746)
Account charges		-	(40)
Increase (decrease)		-	(43,786)
Net increase (decrease)		-	(43,831)
Net assets, beginning		-	43,831
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	(36,632)
Net increase (decrease)		-	(36,632)
Units outstanding, beginning		-	36,632
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$40,879
Cost of units redeemed/account charges			(48,583)
Net investment income (loss)			1,749
Net realized gain (loss)			1,844
Realized gain distributions			4,111
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.10	0	$0	1.25%	-14.9%	12/31/2022	$1.11	0	$0	1.00%	-14.7%	12/31/2022	$1.13	0	$0	0.75%	-14.5%
12/31/2021	1.29	0	0	1.25%	8.2%	12/31/2021	1.31	0	0	1.00%	8.5%	12/31/2021	1.32	0	0	0.75%	8.8%
12/31/2020	1.20	37	44	1.25%	9.6%	12/31/2020	1.20	0	0	1.00%	9.9%	12/31/2020	1.21	0	0	0.75%	10.1%
12/31/2019	1.09	36	39	1.25%	17.0%	12/31/2019	1.10	0	0	1.00%	17.3%	12/31/2019	1.10	0	0	0.75%	17.6%
12/31/2018	0.93	28	26	1.25%	-6.7%	12/31/2018	0.93	0	0	1.00%	-6.6%	12/31/2018	0.93	0	0	0.75%	-6.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.14	0	$0	0.50%	-14.3%	12/31/2022	$1.15	0	$0	0.25%	-14.1%	12/31/2022	$1.16	0	$0	0.00%	-13.8%
12/31/2021	1.33	0	0	0.50%	9.0%	12/31/2021	1.34	0	0	0.25%	9.3%	12/31/2021	1.35	0	0	0.00%	9.6%
12/31/2020	1.22	0	0	0.50%	10.4%	12/31/2020	1.23	0	0	0.25%	10.7%	12/31/2020	1.23	0	0	0.00%	11.0%
12/31/2019	1.10	0	0	0.50%	17.9%	12/31/2019	1.11	0	0	0.25%	18.2%	12/31/2019	1.11	0	0	0.00%	18.5%
12/31/2018	0.94	0	0	0.50%	-6.4%	12/31/2018	0.94	0	0	0.25%	-6.4%	12/31/2018	0.94	0	0	0.00%	-6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	2.2%
2019	3.2%
2018	5.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Funds Multi-Index 2025 Lifetime Portfolio R6 Class - 06-3H6

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.13
Band 100	-	-	1.14
Band 75	-	-	1.15
Band 50	-	-	1.16
Band 25	-	-	1.18
Band 0	-	-	1.19
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			(9)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			(9)

Increase (decrease) in net assets from operations			$(9)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(691)
Net realized gain (loss)		(9)	12,982
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	(5,236)

Increase (decrease) in net assets from operations		(9)	7,055

Contract owner transactions:
Proceeds from units sold		-	9,357
Cost of units redeemed		-	(108,305)
Account charges		-	-
Increase (decrease)		-	(98,948)
Net increase (decrease)		(9)	(91,893)
Net assets, beginning		9	91,902
Net assets, ending		$-	$9

Units sold		-	7,397
Units redeemed		(7)	(82,794)
Net increase (decrease)		(7)	(75,397)
Units outstanding, beginning		7	75,404
Units outstanding, ending		-	7

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$94,611
Cost of units redeemed/account charges			(118,473)
Net investment income (loss)			2,218
Net realized gain (loss)			13,060
Realized gain distributions			8,584
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.13	0	$0	1.25%	-16.5%	12/31/2022	$1.14	0	$0	1.00%	-16.2%	12/31/2022	$1.15	0	$0	0.75%	-16.0%
12/31/2021	1.35	0	0	1.25%	10.6%	12/31/2021	1.36	0	0	1.00%	10.9%	12/31/2021	1.37	0	0	0.75%	11.2%
12/31/2020	1.22	75	92	1.25%	11.6%	12/31/2020	1.23	0	0	1.00%	11.9%	12/31/2020	1.23	0	0	0.75%	12.2%
12/31/2019	1.09	63	69	1.25%	18.7%	12/31/2019	1.10	0	0	1.00%	19.0%	12/31/2019	1.10	0	0	0.75%	19.3%
12/31/2018	0.92	45	41	1.25%	-8.0%	12/31/2018	0.92	0	0	1.00%	-7.9%	12/31/2018	0.92	0	0	0.75%	-7.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.16	0	$0	0.50%	-15.8%	12/31/2022	$1.18	0	$0	0.25%	-15.6%	12/31/2022	$1.19	0	$0	0.00%	-15.4%
12/31/2021	1.38	0	0	0.50%	11.5%	12/31/2021	1.39	0	0	0.25%	11.7%	12/31/2021	1.41	0	0	0.00%	12.0%
12/31/2020	1.24	0	0	0.50%	12.4%	12/31/2020	1.25	0	0	0.25%	12.7%	12/31/2020	1.26	0	0	0.00%	13.0%
12/31/2019	1.10	0	0	0.50%	19.6%	12/31/2019	1.11	0	0	0.25%	19.9%	12/31/2019	1.11	0	0	0.00%	20.2%
12/31/2018	0.92	0	0	0.50%	-7.8%	12/31/2018	0.92	0	0	0.25%	-7.7%	12/31/2018	0.92	0	0	0.00%	-7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	2.1%
2019	3.1%
2018	5.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Funds Multi-Index 2030 Lifetime Portfolio R6 Class - 06-3H7

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.14
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.21
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			(1)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			(1)

Increase (decrease) in net assets from operations			$(1)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(1,159)
Net realized gain (loss)		(1)	26,549
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	(11,401)

Increase (decrease) in net assets from operations		(1)	13,989

Contract owner transactions:
Proceeds from units sold		-	20,287
Cost of units redeemed		-	(184,812)
Account charges		-	-
Increase (decrease)		-	(164,525)
Net increase (decrease)		(1)	(150,536)
Net assets, beginning		1	150,537
Net assets, ending		$-	$1

Units sold		-	15,658
Units redeemed		(1)	(137,526)
Net increase (decrease)		(1)	(121,868)
Units outstanding, beginning		1	121,869
Units outstanding, ending		-	1

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$143,820
Cost of units redeemed/account charges			(185,028)
Net investment income (loss)			2,527
Net realized gain (loss)			26,504
Realized gain distributions			12,177
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.14	0	$0	1.25%	-17.9%	12/31/2022	$1.16	0	$0	1.00%	-17.7%	12/31/2022	$1.17	0	$0	0.75%	-17.5%
12/31/2021	1.39	0	0	1.25%	12.7%	12/31/2021	1.40	0	0	1.00%	13.0%	12/31/2021	1.42	0	0	0.75%	13.3%
12/31/2020	1.24	122	151	1.25%	13.0%	12/31/2020	1.24	0	0	1.00%	13.2%	12/31/2020	1.25	0	0	0.75%	13.5%
12/31/2019	1.09	87	95	1.25%	20.5%	12/31/2019	1.10	0	0	1.00%	20.9%	12/31/2019	1.10	0	0	0.75%	21.2%
12/31/2018	0.91	52	47	1.25%	-9.3%	12/31/2018	0.91	0	0	1.00%	-9.2%	12/31/2018	0.91	0	0	0.75%	-9.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.18	0	$0	0.50%	-17.3%	12/31/2022	$1.19	0	$0	0.25%	-17.1%	12/31/2022	$1.21	0	$0	0.00%	-16.9%
12/31/2021	1.43	0	0	0.50%	13.6%	12/31/2021	1.44	0	0	0.25%	13.8%	12/31/2021	1.45	0	0	0.00%	14.1%
12/31/2020	1.26	0	0	0.50%	13.8%	12/31/2020	1.26	0	0	0.25%	14.1%	12/31/2020	1.27	0	0	0.00%	14.4%
12/31/2019	1.10	0	0	0.50%	21.5%	12/31/2019	1.11	0	0	0.25%	21.8%	12/31/2019	1.11	0	0	0.00%	22.1%
12/31/2018	0.91	0	0	0.50%	-9.0%	12/31/2018	0.91	0	0	0.25%	-9.0%	12/31/2018	0.91	0	0	0.00%	-8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	2.0%
2019	3.2%
2018	5.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Funds Multi-Index 2035 Lifetime Portfolio R6 Class - 06-3H9

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.16
Band 100	-	-	1.17
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	-	-	1.22
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(3,225)
Net realized gain (loss)		-	80,599
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	(32,948)

Increase (decrease) in net assets from operations		-	44,426

Contract owner transactions:
Proceeds from units sold		-	27,461
Cost of units redeemed		-	(500,389)
Account charges		-	(40)
Increase (decrease)		-	(472,968)
Net increase (decrease)		-	(428,542)
Net assets, beginning		-	428,542
Net assets, ending		$-	$-

Units sold		-	20,834
Units redeemed		-	(364,704)
Net increase (decrease)		-	(343,870)
Units outstanding, beginning		-	343,870
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$366,203
Cost of units redeemed/account charges			(500,868)
Net investment income (loss)			8,489
Net realized gain (loss)			80,343
Realized gain distributions			45,833
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.16	0	$0	1.25%	-18.7%	12/31/2022	$1.17	0	$0	1.00%	-18.5%	12/31/2022	$1.19	0	$0	0.75%	-18.3%
12/31/2021	1.43	0	0	1.25%	14.5%	12/31/2021	1.44	0	0	1.00%	14.8%	12/31/2021	1.45	0	0	0.75%	15.1%
12/31/2020	1.25	344	429	1.25%	14.0%	12/31/2020	1.25	0	0	1.00%	14.3%	12/31/2020	1.26	0	0	0.75%	14.6%
12/31/2019	1.09	294	321	1.25%	22.0%	12/31/2019	1.10	0	0	1.00%	22.3%	12/31/2019	1.10	0	0	0.75%	22.6%
12/31/2018	0.90	227	204	1.25%	-10.4%	12/31/2018	0.90	0	0	1.00%	-10.3%	12/31/2018	0.90	0	0	0.75%	-10.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.20	0	$0	0.50%	-18.1%	12/31/2022	$1.21	0	$0	0.25%	-17.9%	12/31/2022	$1.22	0	$0	0.00%	-17.7%
12/31/2021	1.46	0	0	0.50%	15.4%	12/31/2021	1.48	0	0	0.25%	15.7%	12/31/2021	1.49	0	0	0.00%	15.9%
12/31/2020	1.27	0	0	0.50%	14.9%	12/31/2020	1.28	0	0	0.25%	15.1%	12/31/2020	1.28	0	0	0.00%	15.4%
12/31/2019	1.10	0	0	0.50%	22.9%	12/31/2019	1.11	0	0	0.25%	23.2%	12/31/2019	1.11	0	0	0.00%	23.5%
12/31/2018	0.90	0	0	0.50%	-10.2%	12/31/2018	0.90	0	0	0.25%	-10.1%	12/31/2018	0.90	0	0	0.00%	-10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	1.8%
2019	2.8%
2018	5.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Funds Multi-Index 2045 Lifetime Portfolio R6 Class - 06-3HF

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.19
Band 100	-	-	1.20
Band 75	-	-	1.22
Band 50	-	-	1.23
Band 25	-	-	1.24
Band 0	-	-	1.26
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			(5)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			(5)

Increase (decrease) in net assets from operations			$(5)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(2,306)
Net realized gain (loss)		(5)	67,837
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	(28,818)

Increase (decrease) in net assets from operations		(5)	36,713

Contract owner transactions:
Proceeds from units sold		-	23,071
Cost of units redeemed		-	(360,295)
Account charges		-	-
Increase (decrease)		-	(337,224)
Net increase (decrease)		(5)	(300,511)
Net assets, beginning		5	300,516
Net assets, ending		$-	$5

Units sold		-	17,091
Units redeemed		(3)	(256,280)
Net increase (decrease)		(3)	(239,189)
Units outstanding, beginning		3	239,192
Units outstanding, ending		-	3

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$264,536
Cost of units redeemed/account charges			(367,278)
Net investment income (loss)			4,760
Net realized gain (loss)			67,716
Realized gain distributions			30,266
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.19	0	$0	1.25%	-19.0%	12/31/2022	$1.20	0	$0	1.00%	-18.8%	12/31/2022	$1.22	0	$0	0.75%	-18.6%
12/31/2021	1.47	0	0	1.25%	17.0%	12/31/2021	1.48	0	0	1.00%	17.3%	12/31/2021	1.49	0	0	0.75%	17.6%
12/31/2020	1.26	239	301	1.25%	14.8%	12/31/2020	1.26	0	0	1.00%	15.1%	12/31/2020	1.27	0	0	0.75%	15.4%
12/31/2019	1.09	202	221	1.25%	23.5%	12/31/2019	1.10	0	0	1.00%	23.8%	12/31/2019	1.10	0	0	0.75%	24.1%
12/31/2018	0.89	139	124	1.25%	-11.3%	12/31/2018	0.89	0	0	1.00%	-11.3%	12/31/2018	0.89	0	0	0.75%	-11.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.23	0	$0	0.50%	-18.4%	12/31/2022	$1.24	0	$0	0.25%	-18.2%	12/31/2022	$1.26	0	$0	0.00%	-18.0%
12/31/2021	1.51	0	0	0.50%	17.9%	12/31/2021	1.52	0	0	0.25%	18.2%	12/31/2021	1.53	0	0	0.00%	18.4%
12/31/2020	1.28	0	0	0.50%	15.6%	12/31/2020	1.29	0	0	0.25%	15.9%	12/31/2020	1.29	0	0	0.00%	16.2%
12/31/2019	1.11	0	0	0.50%	24.4%	12/31/2019	1.11	0	0	0.25%	24.7%	12/31/2019	1.11	0	0	0.00%	25.0%
12/31/2018	0.89	0	0	0.50%	-11.1%	12/31/2018	0.89	0	0	0.25%	-11.0%	12/31/2018	0.89	0	0	0.00%	-10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	1.7%
2019	2.8%
2018	5.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Funds Multi-Index 2050 Lifetime Portfolio R6 Class - 06-3HG

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.19
Band 100	-	-	1.20
Band 75	-	-	1.22
Band 50	-	-	1.23
Band 25	-	-	1.24
Band 0	-	-	1.26
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(651)
Net realized gain (loss)		-	19,723
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	(8,816)

Increase (decrease) in net assets from operations		-	10,256

Contract owner transactions:
Proceeds from units sold		-	11,029
Cost of units redeemed		-	(104,189)
Account charges		-	-
Increase (decrease)		-	(93,160)
Net increase (decrease)		-	(82,904)
Net assets, beginning		-	82,904
Net assets, ending		$-	$-

Units sold		-	8,167
Units redeemed		-	(74,166)
Net increase (decrease)		-	(65,999)
Units outstanding, beginning		-	65,999
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$97,122
Cost of units redeemed/account charges			(127,022)
Net investment income (loss)			1,674
Net realized gain (loss)			18,847
Realized gain distributions			9,379
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.19	0	$0	1.25%	-19.0%	12/31/2022	$1.20	0	$0	1.00%	-18.8%	12/31/2022	$1.22	0	$0	0.75%	-18.6%
12/31/2021	1.47	0	0	1.25%	16.9%	12/31/2021	1.48	0	0	1.00%	17.2%	12/31/2021	1.49	0	0	0.75%	17.5%
12/31/2020	1.26	66	83	1.25%	14.7%	12/31/2020	1.26	0	0	1.00%	15.0%	12/31/2020	1.27	0	0	0.75%	15.3%
12/31/2019	1.09	47	51	1.25%	23.4%	12/31/2019	1.10	0	0	1.00%	23.7%	12/31/2019	1.10	0	0	0.75%	24.1%
12/31/2018	0.89	47	42	1.25%	-11.3%	12/31/2018	0.89	0	0	1.00%	-11.2%	12/31/2018	0.89	0	0	0.75%	-11.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.23	0	$0	0.50%	-18.4%	12/31/2022	$1.24	0	$0	0.25%	-18.1%	12/31/2022	$1.26	0	$0	0.00%	-17.9%
12/31/2021	1.51	0	0	0.50%	17.8%	12/31/2021	1.52	0	0	0.25%	18.1%	12/31/2021	1.53	0	0	0.00%	18.4%
12/31/2020	1.28	0	0	0.50%	15.6%	12/31/2020	1.29	0	0	0.25%	15.9%	12/31/2020	1.29	0	0	0.00%	16.2%
12/31/2019	1.11	0	0	0.50%	24.4%	12/31/2019	1.11	0	0	0.25%	24.7%	12/31/2019	1.11	0	0	0.00%	25.0%
12/31/2018	0.89	0	0	0.50%	-11.1%	12/31/2018	0.89	0	0	0.25%	-11.0%	12/31/2018	0.89	0	0	0.00%	-10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	1.8%
2019	3.5%
2018	5.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Funds Multi-Index 2055 Lifetime Portfolio R6 Class - 06-3HH

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.19
Band 100	-	-	1.20
Band 75	-	-	1.22
Band 50	-	-	1.23
Band 25	-	-	1.24
Band 0	-	-	1.26
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(350)
Net realized gain (loss)		-	10,960
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	(5,092)

Increase (decrease) in net assets from operations		-	5,518

Contract owner transactions:
Proceeds from units sold		-	6,033
Cost of units redeemed		-	(56,069)
Account charges		-	-
Increase (decrease)		-	(50,036)
Net increase (decrease)		-	(44,518)
Net assets, beginning		-	44,518
Net assets, ending		$-	$-

Units sold		-	4,476
Units redeemed		-	(39,939)
Net increase (decrease)		-	(35,463)
Units outstanding, beginning		-	35,463
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$42,621
Cost of units redeemed/account charges			(56,279)
Net investment income (loss)			296
Net realized gain (loss)			10,940
Realized gain distributions			2,422
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.19	0	$0	1.25%	-19.0%	12/31/2022	$1.20	0	$0	1.00%	-18.8%	12/31/2022	$1.22	0	$0	0.75%	-18.6%
12/31/2021	1.47	0	0	1.25%	16.9%	12/31/2021	1.48	0	0	1.00%	17.2%	12/31/2021	1.49	0	0	0.75%	17.5%
12/31/2020	1.26	35	45	1.25%	14.7%	12/31/2020	1.26	0	0	1.00%	15.0%	12/31/2020	1.27	0	0	0.75%	15.3%
12/31/2019	1.09	20	22	1.25%	23.5%	12/31/2019	1.10	0	0	1.00%	23.8%	12/31/2019	1.10	0	0	0.75%	24.1%
12/31/2018	0.89	3	2	1.25%	-11.4%	12/31/2018	0.89	0	0	1.00%	-11.3%	12/31/2018	0.89	0	0	0.75%	-11.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.23	0	$0	0.50%	-18.4%	12/31/2022	$1.24	0	$0	0.25%	-18.2%	12/31/2022	$1.26	0	$0	0.00%	-18.0%
12/31/2021	1.51	0	0	0.50%	17.8%	12/31/2021	1.52	0	0	0.25%	18.1%	12/31/2021	1.53	0	0	0.00%	18.4%
12/31/2020	1.28	0	0	0.50%	15.6%	12/31/2020	1.29	0	0	0.25%	15.8%	12/31/2020	1.29	0	0	0.00%	16.1%
12/31/2019	1.11	0	0	0.50%	24.4%	12/31/2019	1.11	0	0	0.25%	24.8%	12/31/2019	1.11	0	0	0.00%	25.1%
12/31/2018	0.89	0	0	0.50%	-11.1%	12/31/2018	0.89	0	0	0.25%	-11.1%	12/31/2018	0.89	0	0	0.00%	-11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	1.9%
2019	3.9%
2018	5.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Funds Multi-Index 2060 Lifetime Portfolio R6 Class - 06-3HJ

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.19
Band 100	-	-	1.20
Band 75	-	-	1.22
Band 50	-	-	1.23
Band 25	-	-	1.24
Band 0	-	-	1.26
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(262)
Net realized gain (loss)		-	8,149
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	(3,788)

Increase (decrease) in net assets from operations		-	4,099

Contract owner transactions:
Proceeds from units sold		-	9,070
Cost of units redeemed		-	(45,059)
Account charges		-	-
Increase (decrease)		-	(35,989)
Net increase (decrease)		-	(31,890)
Net assets, beginning		-	31,890
Net assets, ending		$-	$-

Units sold		-	6,674
Units redeemed		-	(32,082)
Net increase (decrease)		-	(25,408)
Units outstanding, beginning		-	25,408
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$42,985
Cost of units redeemed/account charges			(53,781)
Net investment income (loss)			359
Net realized gain (loss)			8,679
Realized gain distributions			1,758
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.19	0	$0	1.25%	-19.0%	12/31/2022	$1.20	0	$0	1.00%	-18.8%	12/31/2022	$1.22	0	$0	0.75%	-18.6%
12/31/2021	1.47	0	0	1.25%	17.0%	12/31/2021	1.48	0	0	1.00%	17.3%	12/31/2021	1.49	0	0	0.75%	17.6%
12/31/2020	1.26	25	32	1.25%	14.6%	12/31/2020	1.26	0	0	1.00%	14.9%	12/31/2020	1.27	0	0	0.75%	15.2%
12/31/2019	1.09	15	16	1.25%	23.4%	12/31/2019	1.10	0	0	1.00%	23.8%	12/31/2019	1.10	0	0	0.75%	24.1%
12/31/2018	0.89	5	4	1.25%	-11.3%	12/31/2018	0.89	0	0	1.00%	-11.2%	12/31/2018	0.89	0	0	0.75%	-11.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.23	0	$0	0.50%	-18.4%	12/31/2022	$1.24	0	$0	0.25%	-18.2%	12/31/2022	$1.26	0	$0	0.00%	-18.0%
12/31/2021	1.51	0	0	0.50%	17.9%	12/31/2021	1.52	0	0	0.25%	18.2%	12/31/2021	1.53	0	0	0.00%	18.5%
12/31/2020	1.28	0	0	0.50%	15.5%	12/31/2020	1.29	0	0	0.25%	15.8%	12/31/2020	1.29	0	0	0.00%	16.1%
12/31/2019	1.11	0	0	0.50%	24.4%	12/31/2019	1.11	0	0	0.25%	24.7%	12/31/2019	1.11	0	0	0.00%	25.0%
12/31/2018	0.89	0	0	0.50%	-11.1%	12/31/2018	0.89	0	0	0.25%	-11.0%	12/31/2018	0.89	0	0	0.00%	-10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	1.9%
2019	5.2%
2018	4.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Bond Fund R6 Class - 06-3HM

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,687,126	$1,891,538	127,849
Receivables: investments sold	17,111
Payables: investments purchased	-
Net assets	$1,704,237

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,704,237	1,745,495	$0.98
Band 100	-	-	0.99
Band 75	-	-	1.00
Band 50	-	-	1.01
Band 25	-	-	1.02
Band 0	-	-	1.03
Total	$1,704,237	1,745,495

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$49,267
Mortality & expense charges			(16,137)
Net investment income (loss)			33,130

Gain (loss) on investments:
Net realized gain (loss)			(43,439)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(185,445)
Net gain (loss)			(228,884)

Increase (decrease) in net assets from operations			$(195,754)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$33,130	$8,760
Net realized gain (loss)		(43,439)	(561)
Realized gain distributions		-	5,859
Net change in unrealized appreciation (depreciation)		(185,445)	(18,935)

Increase (decrease) in net assets from operations		(195,754)	(4,877)

Contract owner transactions:
Proceeds from units sold		1,224,549	1,086,391
Cost of units redeemed		(338,985)	(81,401)
Account charges		(9,184)	(1,558)
Increase (decrease)		876,380	1,003,432
Net increase (decrease)		680,626	998,555
Net assets, beginning		1,023,611	25,056
Net assets, ending		$1,704,237	$1,023,611

Units sold		1,204,906	937,470
Units redeemed		(345,867)	(72,427)
Net increase (decrease)		859,039	865,043
Units outstanding, beginning		886,456	21,413
Units outstanding, ending		1,745,495	886,456

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,358,005
Cost of units redeemed/account charges			(453,659)
Net investment income (loss)			42,085
Net realized gain (loss)			(43,897)
Realized gain distributions			6,115
Net change in unrealized appreciation (depreciation)			(204,412)
Net assets			$1,704,237

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.98	1,745	$1,704	1.25%	-15.4%	12/31/2022	$0.99	0	$0	1.00%	-15.2%	12/31/2022	$1.00	0	$0	0.75%	-15.0%
12/31/2021	1.15	886	1,024	1.25%	-1.3%	12/31/2021	1.16	0	0	1.00%	-1.1%	12/31/2021	1.17	0	0	0.75%	-0.8%
12/31/2020	1.17	21	25	1.25%	8.0%	12/31/2020	1.18	0	0	1.00%	8.2%	12/31/2020	1.18	0	0	0.75%	8.5%
12/31/2019	1.08	2	3	1.25%	9.1%	12/31/2019	1.09	0	0	1.00%	9.4%	12/31/2019	1.09	0	0	0.75%	9.7%
12/31/2018	0.99	5	5	1.25%	-0.7%	12/31/2018	0.99	0	0	1.00%	-0.6%	12/31/2018	0.99	0	0	0.75%	-0.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.01	0	$0	0.50%	-14.8%	12/31/2022	$1.02	0	$0	0.25%	-14.6%	12/31/2022	$1.03	0	$0	0.00%	-14.4%
12/31/2021	1.18	0	0	0.50%	-0.6%	12/31/2021	1.19	0	0	0.25%	-0.3%	12/31/2021	1.20	0	0	0.00%	-0.1%
12/31/2020	1.19	0	0	0.50%	8.8%	12/31/2020	1.20	0	0	0.25%	9.0%	12/31/2020	1.21	0	0	0.00%	9.3%
12/31/2019	1.09	0	0	0.50%	10.0%	12/31/2019	1.10	0	0	0.25%	10.2%	12/31/2019	1.10	0	0	0.00%	10.5%
12/31/2018	1.00	0	0	0.50%	-0.4%	12/31/2018	1.00	0	0	0.25%	-0.3%	12/31/2018	1.00	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.6%
2021	2.5%
2020	1.6%
2019	0.9%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Funds Multi-Index Inc Preserv Port R6 Class - 06-3HP (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.02
Band 100	-	-	1.04
Band 75	-	-	1.05
Band 50	-	-	1.06
Band 25	-	-	1.07
Band 0	-	-	1.08
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$186
Cost of units redeemed/account charges			(197)
Net investment income (loss)			2
Net realized gain (loss)			8
Realized gain distributions			1
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.02	0	$0	1.25%	-11.3%	12/31/2022	$1.04	0	$0	1.00%	-11.1%	12/31/2022	$1.05	0	$0	0.75%	-10.8%
12/31/2021	1.15	0	0	1.25%	1.6%	12/31/2021	1.16	0	0	1.00%	1.9%	12/31/2021	1.17	0	0	0.75%	2.1%
12/31/2020	1.14	0	0	1.25%	6.6%	12/31/2020	1.14	0	0	1.00%	6.8%	12/31/2020	1.15	0	0	0.75%	7.1%
12/31/2019	1.07	0	0	1.25%	7.7%	12/31/2019	1.07	0	0	1.00%	8.0%	12/31/2019	1.07	0	0	0.75%	8.3%
12/31/2018	0.99	0	0	1.25%	-1.1%	12/31/2018	0.99	0	0	1.00%	-1.0%	12/31/2018	0.99	0	0	0.75%	-0.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.06	0	$0	0.50%	-10.6%	12/31/2022	$1.07	0	$0	0.25%	-10.4%	12/31/2022	$1.08	0	$0	0.00%	-10.2%
12/31/2021	1.18	0	0	0.50%	2.4%	12/31/2021	1.19	0	0	0.25%	2.6%	12/31/2021	1.20	0	0	0.00%	2.9%
12/31/2020	1.16	0	0	0.50%	7.4%	12/31/2020	1.16	0	0	0.25%	7.7%	12/31/2020	1.17	0	0	0.00%	7.9%
12/31/2019	1.08	0	0	0.50%	8.5%	12/31/2019	1.08	0	0	0.25%	8.8%	12/31/2019	1.08	0	0	0.00%	9.1%
12/31/2018	0.99	0	0	0.50%	-0.8%	12/31/2018	0.99	0	0	0.25%	-0.7%	12/31/2018	0.99	0	0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	4.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Funds Multi-Index 2040 Lifetime Portfolio R6 Class - 06-3J3

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.18
Band 100	-	-	1.19
Band 75	-	-	1.21
Band 50	-	-	1.22
Band 25	-	-	1.23
Band 0	-	-	1.25
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			(1)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			(1)

Increase (decrease) in net assets from operations			$(1)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(1,016)
Net realized gain (loss)		(1)	27,371
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	(11,083)

Increase (decrease) in net assets from operations		(1)	15,272

Contract owner transactions:
Proceeds from units sold		-	25,079
Cost of units redeemed		-	(169,067)
Account charges		-	-
Increase (decrease)		-	(143,988)
Net increase (decrease)		(1)	(128,716)
Net assets, beginning		1	128,717
Net assets, ending		$-	$1

Units sold		-	18,627
Units redeemed		(1)	(121,174)
Net increase (decrease)		(1)	(102,547)
Units outstanding, beginning		1	102,548
Units outstanding, ending		-	1

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$189,654
Cost of units redeemed/account charges			(247,603)
Net investment income (loss)			2,809
Net realized gain (loss)			35,525
Realized gain distributions			19,615
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.18	0	$0	1.25%	-19.0%	12/31/2022	$1.19	0	$0	1.00%	-18.8%	12/31/2022	$1.21	0	$0	0.75%	-18.6%
12/31/2021	1.46	0	0	1.25%	16.1%	12/31/2021	1.47	0	0	1.00%	16.4%	12/31/2021	1.48	0	0	0.75%	16.7%
12/31/2020	1.26	103	129	1.25%	14.7%	12/31/2020	1.26	0	0	1.00%	15.0%	12/31/2020	1.27	0	0	0.75%	15.3%
12/31/2019	1.09	134	146	1.25%	23.0%	12/31/2019	1.10	0	0	1.00%	23.3%	12/31/2019	1.10	0	0	0.75%	23.6%
12/31/2018	0.89	98	87	1.25%	-11.1%	12/31/2018	0.89	0	0	1.00%	-11.0%	12/31/2018	0.89	0	0	0.75%	-10.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.22	0	$0	0.50%	-18.4%	12/31/2022	$1.23	0	$0	0.25%	-18.2%	12/31/2022	$1.25	0	$0	0.00%	-18.0%
12/31/2021	1.49	0	0	0.50%	17.0%	12/31/2021	1.51	0	0	0.25%	17.3%	12/31/2021	1.52	0	0	0.00%	17.6%
12/31/2020	1.28	0	0	0.50%	15.6%	12/31/2020	1.29	0	0	0.25%	15.9%	12/31/2020	1.29	0	0	0.00%	16.2%
12/31/2019	1.11	0	0	0.50%	24.0%	12/31/2019	1.11	0	0	0.25%	24.3%	12/31/2019	1.11	0	0	0.00%	24.6%
12/31/2018	0.89	0	0	0.50%	-10.8%	12/31/2018	0.89	0	0	0.25%	-10.7%	12/31/2018	0.89	0	0	0.00%	-10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	1.4%
2019	2.8%
2018	5.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock U.S. Global Leaders Growth Fund R6 Class - 06-3VT (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.25
Band 100	-	-	1.26
Band 75	-	-	1.27
Band 50	-	-	1.28
Band 25	-	-	1.30
Band 0	-	-	1.31
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.25	0	$0	1.25%	-30.4%	12/31/2022	$1.26	0	$0	1.00%	-30.2%	12/31/2022	$1.27	0	$0	0.75%	-30.0%
12/31/2021	1.79	0	0	1.25%	18.2%	12/31/2021	1.80	0	0	1.00%	18.5%	12/31/2021	1.82	0	0	0.75%	18.8%
12/31/2020	1.52	0	0	1.25%	34.2%	12/31/2020	1.52	0	0	1.00%	34.5%	12/31/2020	1.53	0	0	0.75%	34.8%
12/31/2019	1.13	0	0	1.25%	13.0%	12/31/2019	1.13	0	0	1.00%	13.2%	12/31/2019	1.13	0	0	0.75%	13.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.28	0	$0	0.50%	-29.9%	12/31/2022	$1.30	0	$0	0.25%	-29.7%	12/31/2022	$1.31	0	$0	0.00%	-29.5%
12/31/2021	1.83	0	0	0.50%	19.1%	12/31/2021	1.84	0	0	0.25%	19.4%	12/31/2021	1.85	0	0	0.00%	19.7%
12/31/2020	1.54	0	0	0.50%	35.2%	12/31/2020	1.54	0	0	0.25%	35.5%	12/31/2020	1.55	0	0	0.00%	35.9%
12/31/2019	1.14	0	0	0.50%	13.6%	12/31/2019	1.14	0	0	0.25%	13.9%	12/31/2019	1.14	0	0	0.00%	14.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Fundamental Large Cap Core Fund R6 Class - 06-3VV (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.29
Band 100	-	-	1.31
Band 75	-	-	1.32
Band 50	-	-	1.33
Band 25	-	-	1.34
Band 0	-	-	1.36
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.29	0	$0	1.25%	-25.5%	12/31/2022	$1.31	0	$0	1.00%	-25.3%	12/31/2022	$1.32	0	$0	0.75%	-25.1%
12/31/2021	1.74	0	0	1.25%	28.1%	12/31/2021	1.75	0	0	1.00%	28.4%	12/31/2021	1.76	0	0	0.75%	28.7%
12/31/2020	1.36	0	0	1.25%	19.5%	12/31/2020	1.36	0	0	1.00%	19.8%	12/31/2020	1.37	0	0	0.75%	20.1%
12/31/2019	1.13	0	0	1.25%	13.5%	12/31/2019	1.14	0	0	1.00%	13.7%	12/31/2019	1.14	0	0	0.75%	13.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.33	0	$0	0.50%	-24.9%	12/31/2022	$1.34	0	$0	0.25%	-24.7%	12/31/2022	$1.36	0	$0	0.00%	-24.5%
12/31/2021	1.77	0	0	0.50%	29.0%	12/31/2021	1.79	0	0	0.25%	29.3%	12/31/2021	1.80	0	0	0.00%	29.7%
12/31/2020	1.37	0	0	0.50%	20.4%	12/31/2020	1.38	0	0	0.25%	20.7%	12/31/2020	1.39	0	0	0.00%	21.0%
12/31/2019	1.14	0	0	0.50%	14.1%	12/31/2019	1.14	0	0	0.25%	14.4%	12/31/2019	1.15	0	0	0.00%	14.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock ESG International Equity Fund R6 Class - 06-3X6 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.10
Band 100	-	-	1.10
Band 75	-	-	1.11
Band 50	-	-	1.12
Band 25	-	-	1.14
Band 0	-	-	1.15
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.10	0	$0	1.25%	-19.8%	12/31/2022	$1.10	0	$0	1.00%	-19.6%	12/31/2022	$1.11	0	$0	0.75%	-19.4%
12/31/2021	1.37	0	0	1.25%	-2.2%	12/31/2021	1.37	0	0	1.00%	-2.0%	12/31/2021	1.38	0	0	0.75%	-1.7%
12/31/2020	1.40	0	0	1.25%	23.8%	12/31/2020	1.40	0	0	1.00%	24.1%	12/31/2020	1.41	0	0	0.75%	24.4%
12/31/2019	1.13	0	0	1.25%	12.8%	12/31/2019	1.13	0	0	1.00%	13.0%	12/31/2019	1.13	0	0	0.75%	13.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.12	0	$0	0.50%	-19.2%	12/31/2022	$1.14	0	$0	0.25%	-19.0%	12/31/2022	$1.15	0	$0	0.00%	-18.8%
12/31/2021	1.39	0	0	0.50%	-1.5%	12/31/2021	1.40	0	0	0.25%	-1.2%	12/31/2021	1.41	0	0	0.00%	-1.0%
12/31/2020	1.41	0	0	0.50%	24.7%	12/31/2020	1.42	0	0	0.25%	25.0%	12/31/2020	1.42	0	0	0.00%	25.3%
12/31/2019	1.13	0	0	0.50%	13.3%	12/31/2019	1.14	0	0	0.25%	13.5%	12/31/2019	1.14	0	0	0.00%	13.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Investment Grade Bond Fund R6 Class - 06-3TG (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.96
Band 100	-	-	0.97
Band 75	-	-	0.97
Band 50	-	-	0.98
Band 25	-	-	0.99
Band 0	-	-	1.00
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.96	0	$0	1.25%	-15.1%	12/31/2022	$0.97	0	$0	1.00%	-14.9%	12/31/2022	$0.97	0	$0	0.75%	-14.7%
12/31/2021	1.13	0	0	1.25%	-2.3%	12/31/2021	1.13	0	0	1.00%	-2.1%	12/31/2021	1.14	0	0	0.75%	-1.8%
12/31/2020	1.15	0	0	1.25%	7.5%	12/31/2020	1.16	0	0	1.00%	7.7%	12/31/2020	1.16	0	0	0.75%	8.0%
12/31/2019	1.07	0	0	1.25%	7.2%	12/31/2019	1.07	0	0	1.00%	7.4%	12/31/2019	1.08	0	0	0.75%	7.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.98	0	$0	0.50%	-14.4%	12/31/2022	$0.99	0	$0	0.25%	-14.2%	12/31/2022	$1.00	0	$0	0.00%	-14.0%
12/31/2021	1.15	0	0	0.50%	-1.6%	12/31/2021	1.16	0	0	0.25%	-1.3%	12/31/2021	1.17	0	0	0.00%	-1.1%
12/31/2020	1.17	0	0	0.50%	8.3%	12/31/2020	1.17	0	0	0.25%	8.6%	12/31/2020	1.18	0	0	0.00%	8.8%
12/31/2019	1.08	0	0	0.50%	7.9%	12/31/2019	1.08	0	0	0.25%	8.2%	12/31/2019	1.08	0	0	0.00%	8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock ESG Large Cap Core Fund R6 Class - 06-3X4 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.38
Band 100	-	-	1.39
Band 75	-	-	1.40
Band 50	-	-	1.41
Band 25	-	-	1.43
Band 0	-	-	1.44
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.38	0	$0	1.25%	-20.5%	12/31/2022	$1.39	0	$0	1.00%	-20.3%	12/31/2022	$1.40	0	$0	0.75%	-20.1%
12/31/2021	1.73	0	0	1.25%	28.6%	12/31/2021	1.74	0	0	1.00%	29.0%	12/31/2021	1.76	0	0	0.75%	29.3%
12/31/2020	1.35	0	0	1.25%	17.2%	12/31/2020	1.35	0	0	1.00%	17.5%	12/31/2020	1.36	0	0	0.75%	17.8%
12/31/2019	1.15	0	0	1.25%	15.0%	12/31/2019	1.15	0	0	1.00%	15.1%	12/31/2019	1.15	0	0	0.75%	15.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.41	0	$0	0.50%	-19.9%	12/31/2022	$1.43	0	$0	0.25%	-19.7%	12/31/2022	$1.44	0	$0	0.00%	-19.5%
12/31/2021	1.77	0	0	0.50%	29.6%	12/31/2021	1.78	0	0	0.25%	29.9%	12/31/2021	1.79	0	0	0.00%	30.2%
12/31/2020	1.36	0	0	0.50%	18.1%	12/31/2020	1.37	0	0	0.25%	18.3%	12/31/2020	1.37	0	0	0.00%	18.6%
12/31/2019	1.15	0	0	0.50%	15.5%	12/31/2019	1.16	0	0	0.25%	15.7%	12/31/2019	1.16	0	0	0.00%	15.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock ESG Core Bond Fund R6 Class - 06-3X7 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.94
Band 100	-	-	0.95
Band 75	-	-	0.96
Band 50	-	-	0.97
Band 25	-	-	0.98
Band 0	-	-	0.98
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.94	0	$0	1.25%	-9.7%	12/31/2022	$0.95	0	$0	1.00%	-9.4%	12/31/2022	$0.96	0	$0	0.75%	-9.2%
12/31/2021	1.04	0	0	1.25%	-3.1%	12/31/2021	1.05	0	0	1.00%	-2.8%	12/31/2021	1.06	0	0	0.75%	-2.6%
12/31/2020	1.07	0	0	1.25%	5.3%	12/31/2020	1.08	0	0	1.00%	5.5%	12/31/2020	1.08	0	0	0.75%	5.8%
12/31/2019	1.02	0	0	1.25%	2.1%	12/31/2019	1.02	0	0	1.00%	2.2%	12/31/2019	1.02	0	0	0.75%	2.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.97	0	$0	0.50%	-9.0%	12/31/2022	$0.98	0	$0	0.25%	-8.8%	12/31/2022	$0.98	0	$0	0.00%	-8.5%
12/31/2021	1.06	0	0	0.50%	-2.3%	12/31/2021	1.07	0	0	0.25%	-2.1%	12/31/2021	1.08	0	0	0.00%	-1.8%
12/31/2020	1.09	0	0	0.50%	6.1%	12/31/2020	1.09	0	0	0.25%	6.3%	12/31/2020	1.10	0	0	0.00%	6.6%
12/31/2019	1.03	0	0	0.50%	2.5%	12/31/2019	1.03	0	0	0.25%	2.7%	12/31/2019	1.03	0	0	0.00%	2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Balanced Fund R6 Class - 06-3TF (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.26
Band 100	-	-	1.27
Band 75	-	-	1.29
Band 50	-	-	1.30
Band 25	-	-	1.31
Band 0	-	-	1.33
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.26	0	$0	1.25%	-16.5%	12/31/2022	$1.27	0	$0	1.00%	-16.3%	12/31/2022	$1.29	0	$0	0.75%	-16.1%
12/31/2021	1.51	0	0	1.25%	13.5%	12/31/2021	1.52	0	0	1.00%	13.8%	12/31/2021	1.53	0	0	0.75%	14.1%
12/31/2020	1.33	0	0	1.25%	15.0%	12/31/2020	1.34	0	0	1.00%	15.3%	12/31/2020	1.34	0	0	0.75%	15.6%
12/31/2019	1.16	0	0	1.25%	15.7%	12/31/2019	1.16	0	0	1.00%	16.0%	12/31/2019	1.16	0	0	0.75%	16.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.30	0	$0	0.50%	-15.9%	12/31/2022	$1.31	0	$0	0.25%	-15.6%	12/31/2022	$1.33	0	$0	0.00%	-15.4%
12/31/2021	1.54	0	0	0.50%	14.4%	12/31/2021	1.56	0	0	0.25%	14.7%	12/31/2021	1.57	0	0	0.00%	15.0%
12/31/2020	1.35	0	0	0.50%	15.9%	12/31/2020	1.36	0	0	0.25%	16.2%	12/31/2020	1.36	0	0	0.00%	16.5%
12/31/2019	1.17	0	0	0.50%	16.5%	12/31/2019	1.17	0	0	0.25%	16.8%	12/31/2019	1.17	0	0	0.00%	17.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JHancock MM LF Aggressive R6 Class - 06-4FG (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	-	-	1.22
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.17	0	$0	1.25%	-19.6%	12/31/2022	$1.18	0	$0	1.00%	-19.4%	12/31/2022	$1.19	0	$0	0.75%	-19.2%
12/31/2021	1.46	0	0	1.25%	15.3%	12/31/2021	1.47	0	0	1.00%	15.6%	12/31/2021	1.48	0	0	0.75%	15.9%
12/31/2020	1.27	0	0	1.25%	17.9%	12/31/2020	1.27	0	0	1.00%	18.2%	12/31/2020	1.27	0	0	0.75%	18.5%
12/31/2019	1.07	0	0	1.25%	7.4%	12/31/2019	1.07	0	0	1.00%	7.4%	12/31/2019	1.07	0	0	0.75%	7.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.20	0	$0	0.50%	-19.0%	12/31/2022	$1.21	0	$0	0.25%	-18.8%	12/31/2022	$1.22	0	$0	0.00%	-18.6%
12/31/2021	1.48	0	0	0.50%	16.2%	12/31/2021	1.49	0	0	0.25%	16.5%	12/31/2021	1.50	0	0	0.00%	16.8%
12/31/2020	1.28	0	0	0.50%	18.8%	12/31/2020	1.28	0	0	0.25%	19.1%	12/31/2020	1.29	0	0	0.00%	19.4%
12/31/2019	1.08	0	0	0.50%	7.6%	12/31/2019	1.08	0	0	0.25%	7.6%	12/31/2019	1.08	0	0	0.00%	7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JHancock MM LF Moderate R6 Class - 06-4F9 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.04
Band 100	-	-	1.05
Band 75	-	-	1.06
Band 50	-	-	1.06
Band 25	-	-	1.07
Band 0	-	-	1.08
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.04	0	$0	1.25%	-14.8%	12/31/2022	$1.05	0	$0	1.00%	-14.6%	12/31/2022	$1.06	0	$0	0.75%	-14.4%
12/31/2021	1.22	0	0	1.25%	6.6%	12/31/2021	1.23	0	0	1.00%	6.8%	12/31/2021	1.23	0	0	0.75%	7.1%
12/31/2020	1.14	0	0	1.25%	10.9%	12/31/2020	1.15	0	0	1.00%	11.2%	12/31/2020	1.15	0	0	0.75%	11.5%
12/31/2019	1.03	0	0	1.25%	3.2%	12/31/2019	1.03	0	0	1.00%	3.3%	12/31/2019	1.03	0	0	0.75%	3.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.06	0	$0	0.50%	-14.2%	12/31/2022	$1.07	0	$0	0.25%	-14.0%	12/31/2022	$1.08	0	$0	0.00%	-13.8%
12/31/2021	1.24	0	0	0.50%	7.4%	12/31/2021	1.25	0	0	0.25%	7.6%	12/31/2021	1.25	0	0	0.00%	7.9%
12/31/2020	1.15	0	0	0.50%	11.7%	12/31/2020	1.16	0	0	0.25%	12.0%	12/31/2020	1.16	0	0	0.00%	12.3%
12/31/2019	1.03	0	0	0.50%	3.4%	12/31/2019	1.03	0	0	0.25%	3.4%	12/31/2019	1.03	0	0	0.00%	3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JHancock MM LF Balanced R6 Class - 06-4FC (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.09
Band 100	-	-	1.10
Band 75	-	-	1.11
Band 50	-	-	1.12
Band 25	-	-	1.13
Band 0	-	-	1.13
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.09	0	$0	1.25%	-17.0%	12/31/2022	$1.10	0	$0	1.00%	-16.8%	12/31/2022	$1.11	0	$0	0.75%	-16.6%
12/31/2021	1.31	0	0	1.25%	10.2%	12/31/2021	1.32	0	0	1.00%	10.4%	12/31/2021	1.33	0	0	0.75%	10.7%
12/31/2020	1.19	0	0	1.25%	13.9%	12/31/2020	1.20	0	0	1.00%	14.2%	12/31/2020	1.20	0	0	0.75%	14.5%
12/31/2019	1.05	0	0	1.25%	4.7%	12/31/2019	1.05	0	0	1.00%	4.7%	12/31/2019	1.05	0	0	0.75%	4.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.12	0	$0	0.50%	-16.4%	12/31/2022	$1.13	0	$0	0.25%	-16.2%	12/31/2022	$1.13	0	$0	0.00%	-16.0%
12/31/2021	1.34	0	0	0.50%	11.0%	12/31/2021	1.34	0	0	0.25%	11.3%	12/31/2021	1.35	0	0	0.00%	11.5%
12/31/2020	1.20	0	0	0.50%	14.8%	12/31/2020	1.21	0	0	0.25%	15.1%	12/31/2020	1.21	0	0	0.00%	15.4%
12/31/2019	1.05	0	0	0.50%	4.9%	12/31/2019	1.05	0	0	0.25%	4.9%	12/31/2019	1.05	0	0	0.00%	5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JHancock MM LF Growth R6 Class - 06-4FF (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.16
Band 50	-	-	1.16
Band 25	-	-	1.17
Band 0	-	-	1.18
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.14	0	$0	1.25%	-18.3%	12/31/2022	$1.15	0	$0	1.00%	-18.1%	12/31/2022	$1.16	0	$0	0.75%	-17.9%
12/31/2021	1.39	0	0	1.25%	12.9%	12/31/2021	1.40	0	0	1.00%	13.2%	12/31/2021	1.41	0	0	0.75%	13.5%
12/31/2020	1.23	0	0	1.25%	16.2%	12/31/2020	1.24	0	0	1.00%	16.5%	12/31/2020	1.24	0	0	0.75%	16.8%
12/31/2019	1.06	0	0	1.25%	6.1%	12/31/2019	1.06	0	0	1.00%	6.2%	12/31/2019	1.06	0	0	0.75%	6.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.16	0	$0	0.50%	-17.7%	12/31/2022	$1.17	0	$0	0.25%	-17.5%	12/31/2022	$1.18	0	$0	0.00%	-17.3%
12/31/2021	1.42	0	0	0.50%	13.8%	12/31/2021	1.42	0	0	0.25%	14.0%	12/31/2021	1.43	0	0	0.00%	14.3%
12/31/2020	1.24	0	0	0.50%	17.1%	12/31/2020	1.25	0	0	0.25%	17.4%	12/31/2020	1.25	0	0	0.00%	17.7%
12/31/2019	1.06	0	0	0.50%	6.3%	12/31/2019	1.06	0	0	0.25%	6.3%	12/31/2019	1.06	0	0	0.00%	6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JHancock Disc Val Mid Cap R6 Class - 06-4TN

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$34,000	$35,994	1,391
Receivables: investments sold	-
Payables: investments purchased	(51)
Net assets	$33,949

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$33,949	33,463	$1.01
Band 100	-	-	1.02
Band 75	-	-	1.02
Band 50	-	-	1.03
Band 25	-	-	1.03
Band 0	-	-	1.04
Total	$33,949	33,463

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$364
Mortality & expense charges			(247)
Net investment income (loss)			117

Gain (loss) on investments:
Net realized gain (loss)			(22)
Realized gain distributions			1,355
Net change in unrealized appreciation (depreciation)			(1,994)
Net gain (loss)			(661)

Increase (decrease) in net assets from operations			$(544)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$117	$-
Net realized gain (loss)		(22)	-
Realized gain distributions		1,355	-
Net change in unrealized appreciation (depreciation)		(1,994)	-

Increase (decrease) in net assets from operations		(544)	-

Contract owner transactions:
Proceeds from units sold		61,951	-
Cost of units redeemed		(27,456)	-
Account charges		(2)	-
Increase (decrease)		34,493	-
Net increase (decrease)		33,949	-
Net assets, beginning		-	-
Net assets, ending		$33,949	$-

Units sold		59,618	-
Units redeemed		(26,155)	-
Net increase (decrease)		33,463	-
Units outstanding, beginning		-	-
Units outstanding, ending		33,463	-

* Date of Fund Inception into Variable Account: 3 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$61,951
Cost of units redeemed/account charges			(27,458)
Net investment income (loss)			117
Net realized gain (loss)			(22)
Realized gain distributions			1,355
Net change in unrealized appreciation (depreciation)			(1,994)
Net assets			$33,949

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.01	33	$34	1.25%	-8.1%	12/31/2022	$1.02	0	$0	1.00%	-7.9%	12/31/2022	$1.02	0	$0	0.75%	-7.7%
12/31/2021	1.10	0	0	1.25%	10.4%	12/31/2021	1.11	0	0	1.00%	10.6%	12/31/2021	1.11	0	0	0.75%	10.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.03	0	$0	0.50%	-7.4%	12/31/2022	$1.03	0	$0	0.25%	-7.2%	12/31/2022	$1.04	0	$0	0.00%	-7.0%
12/31/2021	1.11	0	0	0.50%	11.1%	12/31/2021	1.11	0	0	0.25%	11.3%	12/31/2021	1.12	0	0	0.00%	11.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.1%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JHancock Intl Growth R6 Class - 06-64P (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.72
Band 100	-	-	0.72
Band 75	-	-	0.72
Band 50	-	-	0.72
Band 25	-	-	0.72
Band 0	-	-	0.73
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /21 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.72	0	$0	1.25%	-27.6%	12/31/2022	$0.72	0	$0	1.00%	-27.4%	12/31/2022	$0.72	0	$0	0.75%	-27.2%
12/31/2021	0.99	0	0	1.25%	-1.1%	12/31/2021	0.99	0	0	1.00%	-1.0%	12/31/2021	0.99	0	0	0.75%	-1.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.72	0	$0	0.50%	-27.0%	12/31/2022	$0.72	0	$0	0.25%	-26.9%	12/31/2022	$0.73	0	$0	0.00%	-26.7%
12/31/2021	0.99	0	0	0.50%	-0.9%	12/31/2021	0.99	0	0	0.25%	-0.9%	12/31/2021	0.99	0	0	0.00%	-0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Funds Multi-Index 2010 Lifetime Portfolio R6 Class - 06-3GN

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.09
Band 100	-	-	1.10
Band 75	-	-	1.11
Band 50	-	-	1.12
Band 25	-	-	1.13
Band 0	-	-	1.15
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(2)
Net realized gain (loss)		-	24
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	(10)

Increase (decrease) in net assets from operations		-	12

Contract owner transactions:
Proceeds from units sold		-	1
Cost of units redeemed		-	(297)
Account charges		-	-
Increase (decrease)		-	(296)
Net increase (decrease)		-	(284)
Net assets, beginning		-	284
Net assets, ending		$-	$-

Units sold		-	1
Units redeemed		-	(242)
Net increase (decrease)		-	(241)
Units outstanding, beginning		-	241
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$240
Cost of units redeemed/account charges			(298)
Net investment income (loss)			10
Net realized gain (loss)			24
Realized gain distributions			24
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.09	0	$0	1.25%	-12.8%	12/31/2022	$1.10	0	$0	1.00%	-12.6%	12/31/2022	$1.11	0	$0	0.75%	-12.3%
12/31/2021	1.24	0	0	1.25%	5.8%	12/31/2021	1.26	0	0	1.00%	6.0%	12/31/2021	1.27	0	0	0.75%	6.3%
12/31/2020	1.18	0	0	1.25%	7.9%	12/31/2020	1.18	0	0	1.00%	8.2%	12/31/2020	1.19	0	0	0.75%	8.5%
12/31/2019	1.09	0	0	1.25%	14.5%	12/31/2019	1.09	0	0	1.00%	14.8%	12/31/2019	1.10	0	0	0.75%	15.1%
12/31/2018	0.95	0	0	1.25%	-4.8%	12/31/2018	0.95	0	0	1.00%	-4.7%	12/31/2018	0.95	0	0	0.75%	-4.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.12	0	$0	0.50%	-12.1%	12/31/2022	$1.13	0	$0	0.25%	-11.9%	12/31/2022	$1.15	0	$0	0.00%	-11.7%
12/31/2021	1.28	0	0	0.50%	6.6%	12/31/2021	1.29	0	0	0.25%	6.8%	12/31/2021	1.30	0	0	0.00%	7.1%
12/31/2020	1.20	0	0	0.50%	8.7%	12/31/2020	1.20	0	0	0.25%	9.0%	12/31/2020	1.21	0	0	0.00%	9.3%
12/31/2019	1.10	0	0	0.50%	15.4%	12/31/2019	1.10	0	0	0.25%	15.7%	12/31/2019	1.11	0	0	0.00%	16.0%
12/31/2018	0.95	0	0	0.50%	-4.6%	12/31/2018	0.96	0	0	0.25%	-4.5%	12/31/2018	0.96	0	0	0.00%	-4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	1.8%
2019	2.4%
2018	6.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Funds Multi-Index 2015 Lifetime Portfolio R6 Class - 06-3H3

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.09
Band 100	-	-	1.10
Band 75	-	-	1.11
Band 50	-	-	1.13
Band 25	-	-	1.14
Band 0	-	-	1.15
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			(8)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			(8)

Increase (decrease) in net assets from operations			$(8)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(68)
Net realized gain (loss)		(8)	841
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	(286)

Increase (decrease) in net assets from operations		(8)	487

Contract owner transactions:
Proceeds from units sold		-	1,842
Cost of units redeemed		-	(11,140)
Account charges		-	-
Increase (decrease)		-	(9,298)
Net increase (decrease)		(8)	(8,811)
Net assets, beginning		8	8,819
Net assets, ending		$-	$8

Units sold		-	1,526
Units redeemed		(6)	(8,970)
Net increase (decrease)		(6)	(7,444)
Units outstanding, beginning		6	7,450
Units outstanding, ending		-	6

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$9,701
Cost of units redeemed/account charges			(11,175)
Net investment income (loss)			142
Net realized gain (loss)			833
Realized gain distributions			499
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.09	0	$0	1.25%	-13.9%	12/31/2022	$1.10	0	$0	1.00%	-13.7%	12/31/2022	$1.11	0	$0	0.75%	-13.5%
12/31/2021	1.27	0	0	1.25%	7.0%	12/31/2021	1.28	0	0	1.00%	7.3%	12/31/2021	1.29	0	0	0.75%	7.5%
12/31/2020	1.18	7	9	1.25%	8.5%	12/31/2020	1.19	0	0	1.00%	8.7%	12/31/2020	1.20	0	0	0.75%	9.0%
12/31/2019	1.09	4	4	1.25%	15.6%	12/31/2019	1.10	0	0	1.00%	15.9%	12/31/2019	1.10	0	0	0.75%	16.2%
12/31/2018	0.94	1	1	1.25%	-5.6%	12/31/2018	0.94	0	0	1.00%	-5.5%	12/31/2018	0.95	0	0	0.75%	-5.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.13	0	$0	0.50%	-13.3%	12/31/2022	$1.14	0	$0	0.25%	-13.0%	12/31/2022	$1.15	0	$0	0.00%	-12.8%
12/31/2021	1.30	0	0	0.50%	7.8%	12/31/2021	1.31	0	0	0.25%	8.1%	12/31/2021	1.32	0	0	0.00%	8.3%
12/31/2020	1.20	0	0	0.50%	9.3%	12/31/2020	1.21	0	0	0.25%	9.5%	12/31/2020	1.22	0	0	0.00%	9.8%
12/31/2019	1.10	0	0	0.50%	16.5%	12/31/2019	1.11	0	0	0.25%	16.8%	12/31/2019	1.11	0	0	0.00%	17.1%
12/31/2018	0.95	0	0	0.50%	-5.4%	12/31/2018	0.95	0	0	0.25%	-5.3%	12/31/2018	0.95	0	0	0.00%	-5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	2.7%
2019	4.8%
2018	6.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JHancock MM LF Conservative R6 Class - 06-4F7 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.99
Band 100	-	-	0.99
Band 75	-	-	1.00
Band 50	-	-	1.01
Band 25	-	-	1.02
Band 0	-	-	1.03
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.99	0	$0	1.25%	-12.8%	12/31/2022	$0.99	0	$0	1.00%	-12.5%	12/31/2022	$1.00	0	$0	0.75%	-12.3%
12/31/2021	1.13	0	0	1.25%	2.4%	12/31/2021	1.14	0	0	1.00%	2.6%	12/31/2021	1.14	0	0	0.75%	2.9%
12/31/2020	1.10	0	0	1.25%	8.4%	12/31/2020	1.11	0	0	1.00%	8.7%	12/31/2020	1.11	0	0	0.75%	9.0%
12/31/2019	1.02	0	0	1.25%	1.8%	12/31/2019	1.02	0	0	1.00%	1.8%	12/31/2019	1.02	0	0	0.75%	1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.01	0	$0	0.50%	-12.1%	12/31/2022	$1.02	0	$0	0.25%	-11.9%	12/31/2022	$1.03	0	$0	0.00%	-11.7%
12/31/2021	1.15	0	0	0.50%	3.2%	12/31/2021	1.15	0	0	0.25%	3.4%	12/31/2021	1.16	0	0	0.00%	3.7%
12/31/2020	1.11	0	0	0.50%	9.3%	12/31/2020	1.12	0	0	0.25%	9.5%	12/31/2020	1.12	0	0	0.00%	9.8%
12/31/2019	1.02	0	0	0.50%	1.9%	12/31/2019	1.02	0	0	0.25%	2.0%	12/31/2019	1.02	0	0	0.00%	2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Government Bond Fund R4 Class - 06-FYC

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$876	$982	93
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$876

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$876	953	$0.92
Band 100	-	-	0.93
Band 75	-	-	0.95
Band 50	-	-	0.96
Band 25	-	-	0.97
Band 0	-	-	0.99
Total	$876	953

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$14
Mortality & expense charges			(9)
Net investment income (loss)			5

Gain (loss) on investments:
Net realized gain (loss)			(2)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(99)
Net gain (loss)			(101)

Increase (decrease) in net assets from operations			$(96)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5	$1
Net realized gain (loss)		(2)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(99)	(7)

Increase (decrease) in net assets from operations		(96)	(6)

Contract owner transactions:
Proceeds from units sold		348	630
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		348	630
Net increase (decrease)		252	624
Net assets, beginning		624	-
Net assets, ending		$876	$624

Units sold		376	591
Units redeemed		(14)	-
Net increase (decrease)		362	591
Units outstanding, beginning		591	-
Units outstanding, ending		953	591

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$264,670
Cost of units redeemed/account charges			(272,542)
Net investment income (loss)			1,675
Net realized gain (loss)			7,105
Realized gain distributions			74
Net change in unrealized appreciation (depreciation)			(106)
Net assets			$876

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.92	1	$1	1.25%	-13.0%	12/31/2022	$0.93	0	$0	1.00%	-12.7%	12/31/2022	$0.95	0	$0	0.75%	-12.5%
12/31/2021	1.06	1	1	1.25%	-3.5%	12/31/2021	1.07	0	0	1.00%	-3.2%	12/31/2021	1.08	0	0	0.75%	-3.0%
12/31/2020	1.09	0	0	1.25%	5.4%	12/31/2020	1.10	0	0	1.00%	5.7%	12/31/2020	1.11	0	0	0.75%	5.9%
12/31/2019	1.04	1	1	1.25%	5.2%	12/31/2019	1.04	0	0	1.00%	5.5%	12/31/2019	1.05	0	0	0.75%	5.8%
12/31/2018	0.99	83	82	1.25%	-0.6%	12/31/2018	0.99	0	0	1.00%	-0.4%	12/31/2018	0.99	0	0	0.75%	-0.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.96	0	$0	0.50%	-12.3%	12/31/2022	$0.97	0	$0	0.25%	-12.1%	12/31/2022	$0.99	0	$0	0.00%	-11.9%
12/31/2021	1.09	0	0	0.50%	-2.7%	12/31/2021	1.11	0	0	0.25%	-2.5%	12/31/2021	1.12	0	0	0.00%	-2.2%
12/31/2020	1.12	0	0	0.50%	6.2%	12/31/2020	1.13	0	0	0.25%	6.5%	12/31/2020	1.14	0	0	0.00%	6.7%
12/31/2019	1.06	0	0	0.50%	6.0%	12/31/2019	1.06	0	0	0.25%	6.3%	12/31/2019	1.07	0	0	0.00%	6.6%
12/31/2018	1.00	0	0	0.50%	0.1%	12/31/2018	1.00	0	0	0.25%	0.4%	12/31/2018	1.01	0	0	0.00%	0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.9%
2021	1.3%
2020	58.8%
2019	4.7%
2018	3.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Government Bond Fund R6 Class - 06-FYF

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$243,944	$264,050	27,629
Receivables: investments sold	15,501
Payables: investments purchased	-
Net assets	$259,445

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$259,445	278,365	$0.93
Band 100	-	-	0.94
Band 75	-	-	0.96
Band 50	-	-	0.97
Band 25	-	-	0.98
Band 0	-	-	1.00
Total	$259,445	278,365

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$4,299
Mortality & expense charges			(2,367)
Net investment income (loss)			1,932

Gain (loss) on investments:
Net realized gain (loss)			(2,613)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(19,407)
Net gain (loss)			(22,020)

Increase (decrease) in net assets from operations			$(20,088)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,932	$223
Net realized gain (loss)		(2,613)	(358)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(19,407)	(696)

Increase (decrease) in net assets from operations		(20,088)	(831)

Contract owner transactions:
Proceeds from units sold		332,908	183,224
Cost of units redeemed		(144,889)	(106,649)
Account charges		(232)	(196)
Increase (decrease)		187,787	76,379
Net increase (decrease)		167,699	75,548
Net assets, beginning		91,746	16,198
Net assets, ending		$259,445	$91,746

Units sold		341,006	173,603
Units redeemed		(148,454)	(102,454)
Net increase (decrease)		192,552	71,149
Units outstanding, beginning		85,813	14,664
Units outstanding, ending		278,365	85,813

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$761,784
Cost of units redeemed/account charges			(490,081)
Net investment income (loss)			3,407
Net realized gain (loss)			4,429
Realized gain distributions			12
Net change in unrealized appreciation (depreciation)			(20,106)
Net assets			$259,445

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.93	278	$259	1.25%	-12.8%	12/31/2022	$0.94	0	$0	1.00%	-12.6%	12/31/2022	$0.96	0	$0	0.75%	-12.4%
12/31/2021	1.07	86	92	1.25%	-3.2%	12/31/2021	1.08	0	0	1.00%	-3.0%	12/31/2021	1.09	0	0	0.75%	-2.7%
12/31/2020	1.10	15	16	1.25%	5.8%	12/31/2020	1.11	0	0	1.00%	6.0%	12/31/2020	1.12	0	0	0.75%	6.3%
12/31/2019	1.04	10	11	1.25%	5.5%	12/31/2019	1.05	0	0	1.00%	5.8%	12/31/2019	1.06	0	0	0.75%	6.0%
12/31/2018	0.99	5	4	1.25%	-0.4%	12/31/2018	0.99	0	0	1.00%	-0.1%	12/31/2018	1.00	0	0	0.75%	0.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.97	0	$0	0.50%	-12.2%	12/31/2022	$0.98	0	$0	0.25%	-11.9%	12/31/2022	$1.00	0	$0	0.00%	-11.7%
12/31/2021	1.11	0	0	0.50%	-2.5%	12/31/2021	1.12	0	0	0.25%	-2.2%	12/31/2021	1.13	0	0	0.00%	-2.0%
12/31/2020	1.13	0	0	0.50%	6.5%	12/31/2020	1.14	0	0	0.25%	6.8%	12/31/2020	1.15	0	0	0.00%	7.1%
12/31/2019	1.06	0	0	0.50%	6.3%	12/31/2019	1.07	0	0	0.25%	6.6%	12/31/2019	1.08	0	0	0.00%	6.8%
12/31/2018	1.00	0	0	0.50%	0.4%	12/31/2018	1.01	0	0	0.25%	0.6%	12/31/2018	1.01	0	0	0.00%	0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.4%
2021	2.0%
2020	5.5%
2019	22.4%
2018	8.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Mid Cap Growth Fund R4 Class - 06-FYG

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,163,014	$1,512,022	30,879
Receivables: investments sold	849
Payables: investments purchased	-
Net assets	$1,163,863

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,163,863	708,235	$1.64
Band 100	-	-	1.67
Band 75	-	-	1.69
Band 50	-	-	1.71
Band 25	-	-	1.74
Band 0	-	-	1.76
Total	$1,163,863	708,235

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(16,136)
Net investment income (loss)			(16,136)

Gain (loss) on investments:
Net realized gain (loss)			(43,705)
Realized gain distributions			9,144
Net change in unrealized appreciation (depreciation)			(414,992)
Net gain (loss)			(449,553)

Increase (decrease) in net assets from operations			$(465,689)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(16,136)	$(22,794)
Net realized gain (loss)		(43,705)	1,078,938
Realized gain distributions		9,144	134,562
Net change in unrealized appreciation (depreciation)		(414,992)	(911,045)

Increase (decrease) in net assets from operations		(465,689)	279,661

Contract owner transactions:
Proceeds from units sold		177,750	413,695
Cost of units redeemed		(202,705)	(3,503,221)
Account charges		(901)	(1,454)
Increase (decrease)		(25,856)	(3,090,980)
Net increase (decrease)		(491,545)	(2,811,319)
Net assets, beginning		1,655,408	4,466,727
Net assets, ending		$1,163,863	$1,655,408

Units sold		100,273	187,868
Units redeemed		(116,865)	(1,601,384)
Net increase (decrease)		(16,592)	(1,413,516)
Units outstanding, beginning		724,827	2,138,343
Units outstanding, ending		708,235	724,827

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$5,859,912
Cost of units redeemed/account charges			(6,631,718)
Net investment income (loss)			(130,494)
Net realized gain (loss)			1,463,578
Realized gain distributions			951,593
Net change in unrealized appreciation (depreciation)			(349,008)
Net assets			$1,163,863

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.64	708	$1,164	1.25%	-28.0%	12/31/2022	$1.67	0	$0	1.00%	-27.9%	12/31/2022	$1.69	0	$0	0.75%	-27.7%
12/31/2021	2.28	725	1,655	1.25%	9.3%	12/31/2021	2.31	0	0	1.00%	9.6%	12/31/2021	2.34	0	0	0.75%	9.9%
12/31/2020	2.09	2,138	4,467	1.25%	46.3%	12/31/2020	2.11	0	0	1.00%	46.7%	12/31/2020	2.13	0	0	0.75%	47.1%
12/31/2019	1.43	2,148	3,066	1.25%	37.8%	12/31/2019	1.44	0	0	1.00%	38.2%	12/31/2019	1.45	0	0	0.75%	38.5%
12/31/2018	1.04	1,295	1,341	1.25%	-6.4%	12/31/2018	1.04	0	0	1.00%	-6.1%	12/31/2018	1.04	0	0	0.75%	-5.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.71	0	$0	0.50%	-27.5%	12/31/2022	$1.74	0	$0	0.25%	-27.3%	12/31/2022	$1.76	0	$0	0.00%	-27.1%
12/31/2021	2.36	0	0	0.50%	10.2%	12/31/2021	2.39	0	0	0.25%	10.4%	12/31/2021	2.42	0	0	0.00%	10.7%
12/31/2020	2.14	0	0	0.50%	47.4%	12/31/2020	2.16	0	0	0.25%	47.8%	12/31/2020	2.18	0	0	0.00%	48.2%
12/31/2019	1.45	0	0	0.50%	38.9%	12/31/2019	1.46	0	0	0.25%	39.2%	12/31/2019	1.47	0	0	0.00%	39.5%
12/31/2018	1.05	0	0	0.50%	-5.7%	12/31/2018	1.05	0	0	0.25%	-5.4%	12/31/2018	1.06	0	0	0.00%	-5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Mid Cap Growth Fund R6 Class - 06-FYH

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,489,823	$5,544,433	114,303
Receivables: investments sold	-
Payables: investments purchased	(26,286)
Net assets	$4,463,537

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,463,537	2,678,017	$1.67
Band 100	-	-	1.69
Band 75	-	-	1.71
Band 50	-	-	1.74
Band 25	-	-	1.76
Band 0	-	-	1.79
Total	$4,463,537	2,678,017

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(76,339)
Net investment income (loss)			(76,339)

Gain (loss) on investments:
Net realized gain (loss)			(545,468)
Realized gain distributions			36,460
Net change in unrealized appreciation (depreciation)			(1,928,813)
Net gain (loss)			(2,437,821)

Increase (decrease) in net assets from operations			$(2,514,160)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(76,339)	$(118,062)
Net realized gain (loss)		(545,468)	718,064
Realized gain distributions		36,460	751,366
Net change in unrealized appreciation (depreciation)		(1,928,813)	(602,921)

Increase (decrease) in net assets from operations		(2,514,160)	748,447

Contract owner transactions:
Proceeds from units sold		1,241,362	4,819,477
Cost of units redeemed		(3,757,028)	(3,045,388)
Account charges		(3,539)	(5,240)
Increase (decrease)		(2,519,205)	1,768,849
Net increase (decrease)		(5,033,365)	2,517,296
Net assets, beginning		9,496,902	6,979,606
Net assets, ending		$4,463,537	$9,496,902

Units sold		701,172	2,182,816
Units redeemed		(2,133,425)	(1,383,638)
Net increase (decrease)		(1,432,253)	799,178
Units outstanding, beginning		4,110,270	3,311,092
Units outstanding, ending		2,678,017	4,110,270

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$13,409,922
Cost of units redeemed/account charges			(9,770,191)
Net investment income (loss)			(305,360)
Net realized gain (loss)			292,212
Realized gain distributions			1,891,564
Net change in unrealized appreciation (depreciation)			(1,054,610)
Net assets			$4,463,537

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.67	2,678	$4,464	1.25%	-27.9%	12/31/2022	$1.69	0	$0	1.00%	-27.7%	12/31/2022	$1.71	0	$0	0.75%	-27.5%
12/31/2021	2.31	4,110	9,497	1.25%	9.6%	12/31/2021	2.34	0	0	1.00%	9.9%	12/31/2021	2.36	0	0	0.75%	10.2%
12/31/2020	2.11	3,311	6,980	1.25%	46.7%	12/31/2020	2.13	0	0	1.00%	47.0%	12/31/2020	2.15	0	0	0.75%	47.4%
12/31/2019	1.44	2,946	4,234	1.25%	38.2%	12/31/2019	1.45	0	0	1.00%	38.6%	12/31/2019	1.46	0	0	0.75%	38.9%
12/31/2018	1.04	2,454	2,551	1.25%	-6.2%	12/31/2018	1.04	0	0	1.00%	-5.9%	12/31/2018	1.05	0	0	0.75%	-5.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.74	0	$0	0.50%	-27.3%	12/31/2022	$1.76	0	$0	0.25%	-27.1%	12/31/2022	$1.79	0	$0	0.00%	-27.0%
12/31/2021	2.39	0	0	0.50%	10.4%	12/31/2021	2.42	0	0	0.25%	10.7%	12/31/2021	2.44	0	0	0.00%	11.0%
12/31/2020	2.16	0	0	0.50%	47.8%	12/31/2020	2.18	0	0	0.25%	48.1%	12/31/2020	2.20	0	0	0.00%	48.5%
12/31/2019	1.46	0	0	0.50%	39.3%	12/31/2019	1.47	0	0	0.25%	39.6%	12/31/2019	1.48	0	0	0.00%	40.0%
12/31/2018	1.05	0	0	0.50%	-5.4%	12/31/2018	1.06	0	0	0.25%	-5.2%	12/31/2018	1.06	0	0	0.00%	-5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.2%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Mid Cap Value Fund R4 Class - 06-FYJ

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$34,520	$39,418	1,031
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$34,519

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$34,519	25,866	$1.33
Band 100	-	-	1.35
Band 75	-	-	1.37
Band 50	-	-	1.39
Band 25	-	-	1.41
Band 0	-	-	1.43
Total	$34,519	25,866

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$385
Mortality & expense charges			(429)
Net investment income (loss)			(44)

Gain (loss) on investments:
Net realized gain (loss)			313
Realized gain distributions			3,261
Net change in unrealized appreciation (depreciation)			(6,989)
Net gain (loss)			(3,415)

Increase (decrease) in net assets from operations			$(3,459)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(44)	$(318)
Net realized gain (loss)		313	404
Realized gain distributions		3,261	5,635
Net change in unrealized appreciation (depreciation)		(6,989)	3,640

Increase (decrease) in net assets from operations		(3,459)	9,361

Contract owner transactions:
Proceeds from units sold		8,406	6,777
Cost of units redeemed		(16,285)	(2,581)
Account charges		-	-
Increase (decrease)		(7,879)	4,196
Net increase (decrease)		(11,338)	13,557
Net assets, beginning		45,857	32,300
Net assets, ending		$34,519	$45,857

Units sold		6,164	4,880
Units redeemed		(11,429)	(1,858)
Net increase (decrease)		(5,265)	3,022
Units outstanding, beginning		31,131	28,109
Units outstanding, ending		25,866	31,131

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$68,485
Cost of units redeemed/account charges			(40,538)
Net investment income (loss)			(267)
Net realized gain (loss)			(2,334)
Realized gain distributions			14,071
Net change in unrealized appreciation (depreciation)			(4,898)
Net assets			$34,519

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.33	26	$35	1.25%	-9.4%	12/31/2022	$1.35	0	$0	1.00%	-9.2%	12/31/2022	$1.37	0	$0	0.75%	-8.9%
12/31/2021	1.47	31	46	1.25%	28.2%	12/31/2021	1.49	0	0	1.00%	28.5%	12/31/2021	1.51	0	0	0.75%	28.8%
12/31/2020	1.15	28	32	1.25%	-1.1%	12/31/2020	1.16	0	0	1.00%	-0.8%	12/31/2020	1.17	0	0	0.75%	-0.6%
12/31/2019	1.16	30	35	1.25%	24.8%	12/31/2019	1.17	0	0	1.00%	25.1%	12/31/2019	1.18	0	0	0.75%	25.4%
12/31/2018	0.93	30	28	1.25%	-12.9%	12/31/2018	0.93	0	0	1.00%	-12.7%	12/31/2018	0.94	0	0	0.75%	-12.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.39	0	$0	0.50%	-8.7%	12/31/2022	$1.41	0	$0	0.25%	-8.5%	12/31/2022	$1.43	0	$0	0.00%	-8.3%
12/31/2021	1.52	0	0	0.50%	29.2%	12/31/2021	1.54	0	0	0.25%	29.5%	12/31/2021	1.56	0	0	0.00%	29.8%
12/31/2020	1.18	0	0	0.50%	-0.3%	12/31/2020	1.19	0	0	0.25%	-0.1%	12/31/2020	1.20	0	0	0.00%	0.2%
12/31/2019	1.18	0	0	0.50%	25.7%	12/31/2019	1.19	0	0	0.25%	26.0%	12/31/2019	1.20	0	0	0.00%	26.3%
12/31/2018	0.94	0	0	0.50%	-12.3%	12/31/2018	0.95	0	0	0.25%	-12.1%	12/31/2018	0.95	0	0	0.00%	-11.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.0%
2021	0.5%
2020	1.0%
2019	1.2%
2018	3.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Mid Cap Value Fund R6 Class - 06-FYK

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,744,597	$1,970,738	50,848
Receivables: investments sold	-
Payables: investments purchased	(1,514)
Net assets	$1,743,083

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,743,083	1,288,349	$1.35
Band 100	-	-	1.37
Band 75	-	-	1.39
Band 50	-	-	1.41
Band 25	-	-	1.43
Band 0	-	-	1.45
Total	$1,743,083	1,288,349

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$23,501
Mortality & expense charges			(19,642)
Net investment income (loss)			3,859

Gain (loss) on investments:
Net realized gain (loss)			3,823
Realized gain distributions			161,457
Net change in unrealized appreciation (depreciation)			(301,604)
Net gain (loss)			(136,324)

Increase (decrease) in net assets from operations			$(132,465)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,859	$(4,824)
Net realized gain (loss)		3,823	31,397
Realized gain distributions		161,457	207,778
Net change in unrealized appreciation (depreciation)		(301,604)	126,377

Increase (decrease) in net assets from operations		(132,465)	360,728

Contract owner transactions:
Proceeds from units sold		478,897	318,662
Cost of units redeemed		(291,145)	(258,038)
Account charges		(1,553)	(1,416)
Increase (decrease)		186,199	59,208
Net increase (decrease)		53,734	419,936
Net assets, beginning		1,689,349	1,269,413
Net assets, ending		$1,743,083	$1,689,349

Units sold		364,079	227,018
Units redeemed		(209,879)	(187,952)
Net increase (decrease)		154,200	39,066
Units outstanding, beginning		1,134,149	1,095,083
Units outstanding, ending		1,288,349	1,134,149

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,430,562
Cost of units redeemed/account charges			(1,023,863)
Net investment income (loss)			13,584
Net realized gain (loss)			26,024
Realized gain distributions			522,917
Net change in unrealized appreciation (depreciation)			(226,141)
Net assets			$1,743,083

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.35	1,288	$1,743	1.25%	-9.2%	12/31/2022	$1.37	0	$0	1.00%	-8.9%	12/31/2022	$1.39	0	$0	0.75%	-8.7%
12/31/2021	1.49	1,134	1,689	1.25%	28.5%	12/31/2021	1.51	0	0	1.00%	28.8%	12/31/2021	1.52	0	0	0.75%	29.1%
12/31/2020	1.16	1,095	1,269	1.25%	-0.8%	12/31/2020	1.17	0	0	1.00%	-0.6%	12/31/2020	1.18	0	0	0.75%	-0.3%
12/31/2019	1.17	883	1,032	1.25%	25.1%	12/31/2019	1.18	0	0	1.00%	25.4%	12/31/2019	1.18	0	0	0.75%	25.7%
12/31/2018	0.93	679	635	1.25%	-12.8%	12/31/2018	0.94	0	0	1.00%	-12.5%	12/31/2018	0.94	0	0	0.75%	-12.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.41	0	$0	0.50%	-8.5%	12/31/2022	$1.43	0	$0	0.25%	-8.3%	12/31/2022	$1.45	0	$0	0.00%	-8.0%
12/31/2021	1.54	0	0	0.50%	29.5%	12/31/2021	1.56	0	0	0.25%	29.8%	12/31/2021	1.58	0	0	0.00%	30.1%
12/31/2020	1.19	0	0	0.50%	-0.1%	12/31/2020	1.20	0	0	0.25%	0.2%	12/31/2020	1.21	0	0	0.00%	0.4%
12/31/2019	1.19	0	0	0.50%	26.0%	12/31/2019	1.20	0	0	0.25%	26.4%	12/31/2019	1.21	0	0	0.00%	26.7%
12/31/2018	0.94	0	0	0.50%	-12.1%	12/31/2018	0.95	0	0	0.25%	-11.9%	12/31/2018	0.95	0	0	0.00%	-11.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.4%
2021	1.0%
2020	1.4%
2019	1.6%
2018	3.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2020 Fund R4 Class - 06-GMM (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.04
Band 100	-	-	1.05
Band 75	-	-	1.07
Band 50	-	-	1.08
Band 25	-	-	1.10
Band 0	-	-	1.11
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.04	0	$0	1.25%	-15.0%	12/31/2022	$1.05	0	$0	1.00%	-14.8%	12/31/2022	$1.07	0	$0	0.75%	-14.6%
12/31/2021	1.23	0	0	1.25%	4.8%	12/31/2021	1.24	0	0	1.00%	5.0%	12/31/2021	1.25	0	0	0.75%	5.3%
12/31/2020	1.17	0	0	1.25%	8.6%	12/31/2020	1.18	0	0	1.00%	8.8%	12/31/2020	1.19	0	0	0.75%	9.1%
12/31/2019	1.08	0	0	1.25%	13.8%	12/31/2019	1.08	0	0	1.00%	14.1%	12/31/2019	1.09	0	0	0.75%	14.4%
12/31/2018	0.95	0	0	1.25%	-6.0%	12/31/2018	0.95	0	0	1.00%	-5.7%	12/31/2018	0.95	0	0	0.75%	-5.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.08	0	$0	0.50%	-14.4%	12/31/2022	$1.10	0	$0	0.25%	-14.2%	12/31/2022	$1.11	0	$0	0.00%	-13.9%
12/31/2021	1.26	0	0	0.50%	5.6%	12/31/2021	1.28	0	0	0.25%	5.8%	12/31/2021	1.29	0	0	0.00%	6.1%
12/31/2020	1.20	0	0	0.50%	9.4%	12/31/2020	1.21	0	0	0.25%	9.7%	12/31/2020	1.22	0	0	0.00%	9.9%
12/31/2019	1.09	0	0	0.50%	14.7%	12/31/2019	1.10	0	0	0.25%	15.0%	12/31/2019	1.11	0	0	0.00%	15.2%
12/31/2018	0.95	0	0	0.50%	-5.3%	12/31/2018	0.96	0	0	0.25%	-5.0%	12/31/2018	0.96	0	0	0.00%	-4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2020 Fund R6 Class - 06-GGN

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,855,634	$3,190,590	160,027
Receivables: investments sold	-
Payables: investments purchased	(740)
Net assets	$2,854,894

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,854,894	2,674,482	$1.07
Band 100	-	-	1.10
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.12
Band 0	-	-	1.14
Total	$2,854,894	2,674,482

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$83,119
Mortality & expense charges			(39,319)
Net investment income (loss)			43,800

Gain (loss) on investments:
Net realized gain (loss)			(22,207)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(559,811)
Net gain (loss)			(582,018)

Increase (decrease) in net assets from operations			$(538,218)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$43,800	$42,183
Net realized gain (loss)		(22,207)	100,865
Realized gain distributions		-	142,587
Net change in unrealized appreciation (depreciation)		(559,811)	(74,128)

Increase (decrease) in net assets from operations		(538,218)	211,507

Contract owner transactions:
Proceeds from units sold		488,610	481,456
Cost of units redeemed		(1,085,561)	(981,162)
Account charges		(6,972)	(7,667)
Increase (decrease)		(603,923)	(507,373)
Net increase (decrease)		(1,142,141)	(295,866)
Net assets, beginning		3,997,035	4,292,901
Net assets, ending		$2,854,894	$3,997,035

Units sold		441,845	392,317
Units redeemed		(957,541)	(801,012)
Net increase (decrease)		(515,696)	(408,695)
Units outstanding, beginning		3,190,178	3,598,873
Units outstanding, ending		2,674,482	3,190,178

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$6,343,633
Cost of units redeemed/account charges			(3,769,904)
Net investment income (loss)			205,922
Net realized gain (loss)			82,402
Realized gain distributions			327,797
Net change in unrealized appreciation (depreciation)			(334,956)
Net assets			$2,854,894

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.07	2,674	$2,855	1.25%	-14.8%	12/31/2022	$1.10	0	$0	1.00%	-14.6%	12/31/2022	$1.10	0	$0	0.75%	-14.4%
12/31/2021	1.25	3,190	3,997	1.25%	5.0%	12/31/2021	1.28	0	0	1.00%	5.3%	12/31/2021	1.28	0	0	0.75%	5.6%
12/31/2020	1.19	3,599	4,293	1.25%	8.8%	12/31/2020	1.22	0	0	1.00%	9.0%	12/31/2020	1.21	0	0	0.75%	9.3%
12/31/2019	1.10	3,549	3,892	1.25%	14.1%	12/31/2019	1.12	0	0	1.00%	14.6%	12/31/2019	1.11	0	0	0.75%	14.7%
12/31/2018	0.96	2,709	2,604	1.25%	-5.7%	12/31/2018	0.98	0	0	1.00%	-4.5%	12/31/2018	0.97	0	0	0.75%	-5.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.11	0	$0	0.50%	-14.2%	12/31/2022	$1.12	0	$0	0.25%	-13.9%	12/31/2022	$1.14	0	$0	0.00%	-13.7%
12/31/2021	1.29	0	0	0.50%	5.8%	12/31/2021	1.31	0	0	0.25%	6.1%	12/31/2021	1.32	0	0	0.00%	6.4%
12/31/2020	1.22	0	0	0.50%	9.6%	12/31/2020	1.23	0	0	0.25%	9.9%	12/31/2020	1.24	0	0	0.00%	10.1%
12/31/2019	1.11	0	0	0.50%	14.9%	12/31/2019	1.12	0	0	0.25%	15.2%	12/31/2019	1.13	0	0	0.00%	15.5%
12/31/2018	0.97	0	0	0.50%	-5.0%	12/31/2018	0.97	0	0	0.25%	-4.8%	12/31/2018	0.98	0	0	0.00%	-4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.4%
2021	2.3%
2020	2.1%
2019	3.0%
2018	3.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2025 Fund R4 Class - 06-GMN (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.09
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.13
Band 0	-	-	1.14
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.07	0	$0	1.25%	-16.5%	12/31/2022	$1.09	0	$0	1.00%	-16.3%	12/31/2022	$1.10	0	$0	0.75%	-16.1%
12/31/2021	1.28	0	0	1.25%	7.4%	12/31/2021	1.30	0	0	1.00%	7.7%	12/31/2021	1.31	0	0	0.75%	8.0%
12/31/2020	1.20	0	0	1.25%	9.7%	12/31/2020	1.21	0	0	1.00%	10.0%	12/31/2020	1.21	0	0	0.75%	10.2%
12/31/2019	1.09	0	0	1.25%	16.5%	12/31/2019	1.10	0	0	1.00%	16.8%	12/31/2019	1.10	0	0	0.75%	17.1%
12/31/2018	0.94	0	0	1.25%	-7.1%	12/31/2018	0.94	0	0	1.00%	-6.9%	12/31/2018	0.94	0	0	0.75%	-6.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.11	0	$0	0.50%	-15.9%	12/31/2022	$1.13	0	$0	0.25%	-15.7%	12/31/2022	$1.14	0	$0	0.00%	-15.5%
12/31/2021	1.32	0	0	0.50%	8.2%	12/31/2021	1.34	0	0	0.25%	8.5%	12/31/2021	1.35	0	0	0.00%	8.8%
12/31/2020	1.22	0	0	0.50%	10.5%	12/31/2020	1.23	0	0	0.25%	10.8%	12/31/2020	1.24	0	0	0.00%	11.1%
12/31/2019	1.11	0	0	0.50%	17.4%	12/31/2019	1.11	0	0	0.25%	17.7%	12/31/2019	1.12	0	0	0.00%	18.0%
12/31/2018	0.94	0	0	0.50%	-6.4%	12/31/2018	0.95	0	0	0.25%	-6.2%	12/31/2018	0.95	0	0	0.00%	-6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2025 Fund R6 Class - 06-GGP

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,447,145	$2,661,289	123,241
Receivables: investments sold	-
Payables: investments purchased	(793)
Net assets	$2,446,352

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,446,352	2,218,650	$1.10
Band 100	-	-	1.13
Band 75	-	-	1.13
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.18
Total	$2,446,352	2,218,650

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$65,091
Mortality & expense charges			(32,167)
Net investment income (loss)			32,924

Gain (loss) on investments:
Net realized gain (loss)			(24,073)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(489,905)
Net gain (loss)			(513,978)

Increase (decrease) in net assets from operations			$(481,054)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$32,924	$28,696
Net realized gain (loss)		(24,073)	69,284
Realized gain distributions		-	84,002
Net change in unrealized appreciation (depreciation)		(489,905)	23,463

Increase (decrease) in net assets from operations		(481,054)	205,445

Contract owner transactions:
Proceeds from units sold		582,432	460,309
Cost of units redeemed		(512,377)	(552,565)
Account charges		(8,293)	(8,612)
Increase (decrease)		61,762	(100,868)
Net increase (decrease)		(419,292)	104,577
Net assets, beginning		2,865,644	2,761,067
Net assets, ending		$2,446,352	$2,865,644

Units sold		512,140	359,706
Units redeemed		(468,923)	(441,956)
Net increase (decrease)		43,217	(82,250)
Units outstanding, beginning		2,175,433	2,257,683
Units outstanding, ending		2,218,650	2,175,433

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$5,343,495
Cost of units redeemed/account charges			(3,027,879)
Net investment income (loss)			119,468
Net realized gain (loss)			45,532
Realized gain distributions			179,880
Net change in unrealized appreciation (depreciation)			(214,144)
Net assets			$2,446,352

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.10	2,219	$2,446	1.25%	-16.3%	12/31/2022	$1.13	0	$0	1.00%	-16.1%	12/31/2022	$1.13	0	$0	0.75%	-15.9%
12/31/2021	1.32	2,175	2,866	1.25%	7.7%	12/31/2021	1.35	0	0	1.00%	8.0%	12/31/2021	1.35	0	0	0.75%	8.3%
12/31/2020	1.22	2,258	2,761	1.25%	9.9%	12/31/2020	1.25	0	0	1.00%	10.2%	12/31/2020	1.24	0	0	0.75%	10.5%
12/31/2019	1.11	1,850	2,058	1.25%	16.9%	12/31/2019	1.13	0	0	1.00%	17.4%	12/31/2019	1.12	0	0	0.75%	17.5%
12/31/2018	0.95	1,508	1,436	1.25%	-6.9%	12/31/2018	0.97	0	0	1.00%	-5.8%	12/31/2018	0.96	0	0	0.75%	-6.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.15	0	$0	0.50%	-15.7%	12/31/2022	$1.16	0	$0	0.25%	-15.5%	12/31/2022	$1.18	0	$0	0.00%	-15.2%
12/31/2021	1.36	0	0	0.50%	8.5%	12/31/2021	1.37	0	0	0.25%	8.8%	12/31/2021	1.39	0	0	0.00%	9.1%
12/31/2020	1.25	0	0	0.50%	10.8%	12/31/2020	1.26	0	0	0.25%	11.0%	12/31/2020	1.27	0	0	0.00%	11.3%
12/31/2019	1.13	0	0	0.50%	17.8%	12/31/2019	1.14	0	0	0.25%	18.0%	12/31/2019	1.14	0	0	0.00%	18.3%
12/31/2018	0.96	0	0	0.50%	-6.2%	12/31/2018	0.96	0	0	0.25%	-6.0%	12/31/2018	0.97	0	0	0.00%	-5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.5%
2021	2.3%
2020	2.1%
2019	2.6%
2018	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2030 Fund R4 Class - 06-GMP (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.10
Band 100	-	-	1.12
Band 75	-	-	1.13
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.17
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.10	0	$0	1.25%	-17.4%	12/31/2022	$1.12	0	$0	1.00%	-17.2%	12/31/2022	$1.13	0	$0	0.75%	-17.0%
12/31/2021	1.33	0	0	1.25%	9.7%	12/31/2021	1.35	0	0	1.00%	10.0%	12/31/2021	1.36	0	0	0.75%	10.3%
12/31/2020	1.22	0	0	1.25%	10.5%	12/31/2020	1.23	0	0	1.00%	10.8%	12/31/2020	1.24	0	0	0.75%	11.0%
12/31/2019	1.10	0	0	1.25%	18.6%	12/31/2019	1.11	0	0	1.00%	18.9%	12/31/2019	1.11	0	0	0.75%	19.2%
12/31/2018	0.93	0	0	1.25%	-8.0%	12/31/2018	0.93	0	0	1.00%	-7.7%	12/31/2018	0.93	0	0	0.75%	-7.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.15	0	$0	0.50%	-16.8%	12/31/2022	$1.16	0	$0	0.25%	-16.6%	12/31/2022	$1.17	0	$0	0.00%	-16.3%
12/31/2021	1.38	0	0	0.50%	10.5%	12/31/2021	1.39	0	0	0.25%	10.8%	12/31/2021	1.40	0	0	0.00%	11.1%
12/31/2020	1.24	0	0	0.50%	11.3%	12/31/2020	1.25	0	0	0.25%	11.6%	12/31/2020	1.26	0	0	0.00%	11.9%
12/31/2019	1.12	0	0	0.50%	19.5%	12/31/2019	1.12	0	0	0.25%	19.8%	12/31/2019	1.13	0	0	0.00%	20.1%
12/31/2018	0.94	0	0	0.50%	-7.3%	12/31/2018	0.94	0	0	0.25%	-7.0%	12/31/2018	0.94	0	0	0.00%	-6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2030 Fund R6 Class - 06-GGR

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,465,306	$4,792,636	206,918
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$4,465,305

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,465,305	3,931,003	$1.14
Band 100	-	-	1.17
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.20
Band 0	-	-	1.21
Total	$4,465,305	3,931,003

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$108,352
Mortality & expense charges			(57,061)
Net investment income (loss)			51,291

Gain (loss) on investments:
Net realized gain (loss)			(4,899)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(935,919)
Net gain (loss)			(940,818)

Increase (decrease) in net assets from operations			$(889,527)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$51,291	$45,104
Net realized gain (loss)		(4,899)	55,749
Realized gain distributions		-	136,270
Net change in unrealized appreciation (depreciation)		(935,919)	148,378

Increase (decrease) in net assets from operations		(889,527)	385,501

Contract owner transactions:
Proceeds from units sold		1,111,703	1,152,649
Cost of units redeemed		(711,991)	(358,600)
Account charges		(10,732)	(11,260)
Increase (decrease)		388,980	782,789
Net increase (decrease)		(500,547)	1,168,290
Net assets, beginning		4,965,852	3,797,562
Net assets, ending		$4,465,305	$4,965,852

Units sold		927,926	860,124
Units redeemed		(619,340)	(283,512)
Net increase (decrease)		308,586	576,612
Units outstanding, beginning		3,622,417	3,045,805
Units outstanding, ending		3,931,003	3,622,417

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$6,720,116
Cost of units redeemed/account charges			(2,369,583)
Net investment income (loss)			164,554
Net realized gain (loss)			29,836
Realized gain distributions			247,712
Net change in unrealized appreciation (depreciation)			(327,330)
Net assets			$4,465,305

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.14	3,931	$4,465	1.25%	-17.1%	12/31/2022	$1.17	0	$0	1.00%	-16.9%	12/31/2022	$1.17	0	$0	0.75%	-16.7%
12/31/2021	1.37	3,622	4,966	1.25%	9.9%	12/31/2021	1.40	0	0	1.00%	10.2%	12/31/2021	1.40	0	0	0.75%	10.5%
12/31/2020	1.25	3,046	3,798	1.25%	10.8%	12/31/2020	1.27	0	0	1.00%	11.1%	12/31/2020	1.27	0	0	0.75%	11.3%
12/31/2019	1.13	2,633	2,963	1.25%	18.9%	12/31/2019	1.15	0	0	1.00%	19.5%	12/31/2019	1.14	0	0	0.75%	19.5%
12/31/2018	0.95	1,761	1,666	1.25%	-7.8%	12/31/2018	0.96	0	0	1.00%	-6.6%	12/31/2018	0.95	0	0	0.75%	-7.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.18	0	$0	0.50%	-16.5%	12/31/2022	$1.20	0	$0	0.25%	-16.3%	12/31/2022	$1.21	0	$0	0.00%	-16.1%
12/31/2021	1.41	0	0	0.50%	10.8%	12/31/2021	1.43	0	0	0.25%	11.1%	12/31/2021	1.44	0	0	0.00%	11.3%
12/31/2020	1.28	0	0	0.50%	11.6%	12/31/2020	1.29	0	0	0.25%	11.9%	12/31/2020	1.30	0	0	0.00%	12.2%
12/31/2019	1.14	0	0	0.50%	19.8%	12/31/2019	1.15	0	0	0.25%	20.1%	12/31/2019	1.16	0	0	0.00%	20.4%
12/31/2018	0.95	0	0	0.50%	-7.1%	12/31/2018	0.96	0	0	0.25%	-6.8%	12/31/2018	0.96	0	0	0.00%	-6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.3%
2021	2.2%
2020	1.8%
2019	2.6%
2018	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2035 Fund R4 Class - 06-GMR (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.20
Band 0	-	-	1.21
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.14	0	$0	1.25%	-17.9%	12/31/2022	$1.15	0	$0	1.00%	-17.7%	12/31/2022	$1.17	0	$0	0.75%	-17.5%
12/31/2021	1.39	0	0	1.25%	12.4%	12/31/2021	1.40	0	0	1.00%	12.7%	12/31/2021	1.41	0	0	0.75%	13.0%
12/31/2020	1.23	0	0	1.25%	11.0%	12/31/2020	1.24	0	0	1.00%	11.2%	12/31/2020	1.25	0	0	0.75%	11.5%
12/31/2019	1.11	0	0	1.25%	20.5%	12/31/2019	1.12	0	0	1.00%	20.8%	12/31/2019	1.12	0	0	0.75%	21.1%
12/31/2018	0.92	0	0	1.25%	-8.8%	12/31/2018	0.92	0	0	1.00%	-8.5%	12/31/2018	0.93	0	0	0.75%	-8.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.18	0	$0	0.50%	-17.3%	12/31/2022	$1.20	0	$0	0.25%	-17.1%	12/31/2022	$1.21	0	$0	0.00%	-16.9%
12/31/2021	1.43	0	0	0.50%	13.2%	12/31/2021	1.44	0	0	0.25%	13.5%	12/31/2021	1.46	0	0	0.00%	13.8%
12/31/2020	1.26	0	0	0.50%	11.8%	12/31/2020	1.27	0	0	0.25%	12.1%	12/31/2020	1.28	0	0	0.00%	12.4%
12/31/2019	1.13	0	0	0.50%	21.4%	12/31/2019	1.13	0	0	0.25%	21.7%	12/31/2019	1.14	0	0	0.00%	22.0%
12/31/2018	0.93	0	0	0.50%	-8.1%	12/31/2018	0.93	0	0	0.25%	-7.8%	12/31/2018	0.93	0	0	0.00%	-7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2035 Fund R6 Class - 06-GGT

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,627,478	$3,771,433	155,285
Receivables: investments sold	-
Payables: investments purchased	(10)
Net assets	$3,627,468

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,627,468	3,095,260	$1.17
Band 100	-	-	1.20
Band 75	-	-	1.20
Band 50	-	-	1.22
Band 25	-	-	1.23
Band 0	-	-	1.25
Total	$3,627,468	3,095,260

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$84,685
Mortality & expense charges			(43,416)
Net investment income (loss)			41,269

Gain (loss) on investments:
Net realized gain (loss)			99,758
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(822,996)
Net gain (loss)			(723,238)

Increase (decrease) in net assets from operations			$(681,969)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$41,269	$47,691
Net realized gain (loss)		99,758	69,586
Realized gain distributions		-	125,477
Net change in unrealized appreciation (depreciation)		(822,996)	194,712

Increase (decrease) in net assets from operations		(681,969)	437,466

Contract owner transactions:
Proceeds from units sold		1,199,408	592,609
Cost of units redeemed		(503,990)	(828,482)
Account charges		(8,016)	(8,487)
Increase (decrease)		687,402	(244,360)
Net increase (decrease)		5,433	193,106
Net assets, beginning		3,622,035	3,428,929
Net assets, ending		$3,627,468	$3,622,035

Units sold		967,009	436,941
Units redeemed		(414,627)	(606,448)
Net increase (decrease)		552,382	(169,507)
Units outstanding, beginning		2,542,878	2,712,385
Units outstanding, ending		3,095,260	2,542,878

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$5,893,686
Cost of units redeemed/account charges			(2,637,458)
Net investment income (loss)			153,132
Net realized gain (loss)			161,817
Realized gain distributions			200,246
Net change in unrealized appreciation (depreciation)			(143,955)
Net assets			$3,627,468

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.17	3,095	$3,627	1.25%	-17.7%	12/31/2022	$1.20	0	$0	1.00%	-17.5%	12/31/2022	$1.20	0	$0	0.75%	-17.3%
12/31/2021	1.42	2,543	3,622	1.25%	12.7%	12/31/2021	1.46	0	0	1.00%	13.0%	12/31/2021	1.45	0	0	0.75%	13.2%
12/31/2020	1.26	2,712	3,429	1.25%	11.2%	12/31/2020	1.29	0	0	1.00%	11.5%	12/31/2020	1.28	0	0	0.75%	11.8%
12/31/2019	1.14	2,243	2,550	1.25%	20.7%	12/31/2019	1.16	0	0	1.00%	21.3%	12/31/2019	1.15	0	0	0.75%	21.3%
12/31/2018	0.94	2,056	1,936	1.25%	-8.5%	12/31/2018	0.96	0	0	1.00%	-7.4%	12/31/2018	0.95	0	0	0.75%	-8.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.22	0	$0	0.50%	-17.1%	12/31/2022	$1.23	0	$0	0.25%	-16.9%	12/31/2022	$1.25	0	$0	0.00%	-16.7%
12/31/2021	1.47	0	0	0.50%	13.5%	12/31/2021	1.49	0	0	0.25%	13.8%	12/31/2021	1.50	0	0	0.00%	14.1%
12/31/2020	1.29	0	0	0.50%	12.1%	12/31/2020	1.30	0	0	0.25%	12.3%	12/31/2020	1.32	0	0	0.00%	12.6%
12/31/2019	1.16	0	0	0.50%	21.6%	12/31/2019	1.16	0	0	0.25%	22.0%	12/31/2019	1.17	0	0	0.00%	22.3%
12/31/2018	0.95	0	0	0.50%	-7.8%	12/31/2018	0.95	0	0	0.25%	-7.6%	12/31/2018	0.96	0	0	0.00%	-7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.3%
2021	2.7%
2020	1.8%
2019	2.5%
2018	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2040 Fund R4 Class - 06-GMT (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.16
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.21
Band 25	-	-	1.22
Band 0	-	-	1.24
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.16	0	$0	1.25%	-18.4%	12/31/2022	$1.18	0	$0	1.00%	-18.2%	12/31/2022	$1.19	0	$0	0.75%	-18.0%
12/31/2021	1.42	0	0	1.25%	14.2%	12/31/2021	1.44	0	0	1.00%	14.5%	12/31/2021	1.45	0	0	0.75%	14.7%
12/31/2020	1.25	0	0	1.25%	11.3%	12/31/2020	1.25	0	0	1.00%	11.6%	12/31/2020	1.26	0	0	0.75%	11.9%
12/31/2019	1.12	0	0	1.25%	22.0%	12/31/2019	1.12	0	0	1.00%	22.3%	12/31/2019	1.13	0	0	0.75%	22.6%
12/31/2018	0.92	0	0	1.25%	-9.4%	12/31/2018	0.92	0	0	1.00%	-9.1%	12/31/2018	0.92	0	0	0.75%	-8.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.21	0	$0	0.50%	-17.8%	12/31/2022	$1.22	0	$0	0.25%	-17.6%	12/31/2022	$1.24	0	$0	0.00%	-17.4%
12/31/2021	1.47	0	0	0.50%	15.0%	12/31/2021	1.48	0	0	0.25%	15.3%	12/31/2021	1.50	0	0	0.00%	15.6%
12/31/2020	1.27	0	0	0.50%	12.2%	12/31/2020	1.28	0	0	0.25%	12.5%	12/31/2020	1.29	0	0	0.00%	12.7%
12/31/2019	1.14	0	0	0.50%	22.9%	12/31/2019	1.14	0	0	0.25%	23.2%	12/31/2019	1.15	0	0	0.00%	23.5%
12/31/2018	0.92	0	0	0.50%	-8.7%	12/31/2018	0.93	0	0	0.25%	-8.4%	12/31/2018	0.93	0	0	0.00%	-8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2040 Fund R6 Class - 06-GGV

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,693,657	$1,743,401	69,445
Receivables: investments sold	-
Payables: investments purchased	(566)
Net assets	$1,693,091

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,693,091	1,412,995	$1.20
Band 100	-	-	1.23
Band 75	-	-	1.23
Band 50	-	-	1.25
Band 25	-	-	1.26
Band 0	-	-	1.28
Total	$1,693,091	1,412,995

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$37,692
Mortality & expense charges			(22,718)
Net investment income (loss)			14,974

Gain (loss) on investments:
Net realized gain (loss)			34,766
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(420,112)
Net gain (loss)			(385,346)

Increase (decrease) in net assets from operations			$(370,372)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$14,974	$23,079
Net realized gain (loss)		34,766	105,771
Realized gain distributions		-	64,375
Net change in unrealized appreciation (depreciation)		(420,112)	64,716

Increase (decrease) in net assets from operations		(370,372)	257,941

Contract owner transactions:
Proceeds from units sold		572,928	347,951
Cost of units redeemed		(530,992)	(541,706)
Account charges		(5,222)	(5,471)
Increase (decrease)		36,714	(199,226)
Net increase (decrease)		(333,658)	58,715
Net assets, beginning		2,026,749	1,968,034
Net assets, ending		$1,693,091	$2,026,749

Units sold		453,861	251,700
Units redeemed		(424,683)	(406,419)
Net increase (decrease)		29,178	(154,719)
Units outstanding, beginning		1,383,817	1,538,536
Units outstanding, ending		1,412,995	1,383,817

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$3,341,827
Cost of units redeemed/account charges			(1,928,840)
Net investment income (loss)			71,379
Net realized gain (loss)			147,378
Realized gain distributions			111,091
Net change in unrealized appreciation (depreciation)			(49,744)
Net assets			$1,693,091

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.20	1,413	$1,693	1.25%	-18.2%	12/31/2022	$1.23	0	$0	1.00%	-18.0%	12/31/2022	$1.23	0	$0	0.75%	-17.8%
12/31/2021	1.46	1,384	2,027	1.25%	14.5%	12/31/2021	1.50	0	0	1.00%	14.8%	12/31/2021	1.50	0	0	0.75%	15.1%
12/31/2020	1.28	1,539	1,968	1.25%	11.6%	12/31/2020	1.31	0	0	1.00%	11.9%	12/31/2020	1.30	0	0	0.75%	12.2%
12/31/2019	1.15	1,498	1,717	1.25%	22.3%	12/31/2019	1.17	0	0	1.00%	22.9%	12/31/2019	1.16	0	0	0.75%	22.9%
12/31/2018	0.94	1,061	994	1.25%	-9.1%	12/31/2018	0.95	0	0	1.00%	-8.0%	12/31/2018	0.94	0	0	0.75%	-8.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.25	0	$0	0.50%	-17.6%	12/31/2022	$1.26	0	$0	0.25%	-17.4%	12/31/2022	$1.28	0	$0	0.00%	-17.2%
12/31/2021	1.51	0	0	0.50%	15.4%	12/31/2021	1.53	0	0	0.25%	15.6%	12/31/2021	1.54	0	0	0.00%	15.9%
12/31/2020	1.31	0	0	0.50%	12.4%	12/31/2020	1.32	0	0	0.25%	12.7%	12/31/2020	1.33	0	0	0.00%	13.0%
12/31/2019	1.16	0	0	0.50%	23.2%	12/31/2019	1.17	0	0	0.25%	23.5%	12/31/2019	1.18	0	0	0.00%	23.8%
12/31/2018	0.95	0	0	0.50%	-8.4%	12/31/2018	0.95	0	0	0.25%	-8.2%	12/31/2018	0.95	0	0	0.00%	-8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.0%
2021	2.4%
2020	1.6%
2019	2.5%
2018	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2045 Fund R4 Class - 06-GMV (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.18
Band 100	-	-	1.19
Band 75	-	-	1.21
Band 50	-	-	1.22
Band 25	-	-	1.24
Band 0	-	-	1.25
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.18	0	$0	1.25%	-18.8%	12/31/2022	$1.19	0	$0	1.00%	-18.6%	12/31/2022	$1.21	0	$0	0.75%	-18.4%
12/31/2021	1.45	0	0	1.25%	16.0%	12/31/2021	1.46	0	0	1.00%	16.3%	12/31/2021	1.48	0	0	0.75%	16.6%
12/31/2020	1.25	0	0	1.25%	11.4%	12/31/2020	1.26	0	0	1.00%	11.7%	12/31/2020	1.27	0	0	0.75%	12.0%
12/31/2019	1.12	0	0	1.25%	22.8%	12/31/2019	1.13	0	0	1.00%	23.1%	12/31/2019	1.13	0	0	0.75%	23.4%
12/31/2018	0.91	0	0	1.25%	-9.7%	12/31/2018	0.92	0	0	1.00%	-9.5%	12/31/2018	0.92	0	0	0.75%	-9.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.22	0	$0	0.50%	-18.2%	12/31/2022	$1.24	0	$0	0.25%	-18.0%	12/31/2022	$1.25	0	$0	0.00%	-17.8%
12/31/2021	1.49	0	0	0.50%	16.9%	12/31/2021	1.51	0	0	0.25%	17.1%	12/31/2021	1.53	0	0	0.00%	17.4%
12/31/2020	1.28	0	0	0.50%	12.3%	12/31/2020	1.29	0	0	0.25%	12.6%	12/31/2020	1.30	0	0	0.00%	12.8%
12/31/2019	1.14	0	0	0.50%	23.7%	12/31/2019	1.14	0	0	0.25%	24.0%	12/31/2019	1.15	0	0	0.00%	24.3%
12/31/2018	0.92	0	0	0.50%	-9.0%	12/31/2018	0.92	0	0	0.25%	-8.8%	12/31/2018	0.93	0	0	0.00%	-8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2045 Fund R6 Class - 06-GGW

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,963,717	$2,029,349	78,009
Receivables: investments sold	-
Payables: investments purchased	(219)
Net assets	$1,963,498

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,963,498	1,615,392	$1.22
Band 100	-	-	1.25
Band 75	-	-	1.25
Band 50	-	-	1.26
Band 25	-	-	1.28
Band 0	-	-	1.30
Total	$1,963,498	1,615,392

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$40,947
Mortality & expense charges			(23,434)
Net investment income (loss)			17,513

Gain (loss) on investments:
Net realized gain (loss)			16,754
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(427,515)
Net gain (loss)			(410,761)

Increase (decrease) in net assets from operations			$(393,248)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$17,513	$23,778
Net realized gain (loss)		16,754	98,989
Realized gain distributions		-	57,239
Net change in unrealized appreciation (depreciation)		(427,515)	91,910

Increase (decrease) in net assets from operations		(393,248)	271,916

Contract owner transactions:
Proceeds from units sold		554,847	533,754
Cost of units redeemed		(269,494)	(385,011)
Account charges		(6,506)	(6,889)
Increase (decrease)		278,847	141,854
Net increase (decrease)		(114,401)	413,770
Net assets, beginning		2,077,899	1,664,129
Net assets, ending		$1,963,498	$2,077,899

Units sold		440,242	423,631
Units redeemed		(215,861)	(328,041)
Net increase (decrease)		224,381	95,590
Units outstanding, beginning		1,391,011	1,295,421
Units outstanding, ending		1,615,392	1,391,011

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$3,481,624
Cost of units redeemed/account charges			(1,699,008)
Net investment income (loss)			65,629
Net realized gain (loss)			96,537
Realized gain distributions			84,348
Net change in unrealized appreciation (depreciation)			(65,632)
Net assets			$1,963,498

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.22	1,615	$1,963	1.25%	-18.6%	12/31/2022	$1.25	0	$0	1.00%	-18.4%	12/31/2022	$1.25	0	$0	0.75%	-18.2%
12/31/2021	1.49	1,391	2,078	1.25%	16.3%	12/31/2021	1.53	0	0	1.00%	16.6%	12/31/2021	1.53	0	0	0.75%	16.9%
12/31/2020	1.28	1,295	1,664	1.25%	11.7%	12/31/2020	1.31	0	0	1.00%	12.0%	12/31/2020	1.31	0	0	0.75%	12.3%
12/31/2019	1.15	1,291	1,484	1.25%	23.1%	12/31/2019	1.17	0	0	1.00%	23.7%	12/31/2019	1.16	0	0	0.75%	23.7%
12/31/2018	0.93	822	767	1.25%	-9.5%	12/31/2018	0.95	0	0	1.00%	-8.3%	12/31/2018	0.94	0	0	0.75%	-9.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.26	0	$0	0.50%	-18.0%	12/31/2022	$1.28	0	$0	0.25%	-17.8%	12/31/2022	$1.30	0	$0	0.00%	-17.6%
12/31/2021	1.54	0	0	0.50%	17.2%	12/31/2021	1.56	0	0	0.25%	17.5%	12/31/2021	1.57	0	0	0.00%	17.7%
12/31/2020	1.32	0	0	0.50%	12.6%	12/31/2020	1.33	0	0	0.25%	12.9%	12/31/2020	1.34	0	0	0.00%	13.1%
12/31/2019	1.17	0	0	0.50%	24.0%	12/31/2019	1.17	0	0	0.25%	24.3%	12/31/2019	1.18	0	0	0.00%	24.6%
12/31/2018	0.94	0	0	0.50%	-8.8%	12/31/2018	0.95	0	0	0.25%	-8.6%	12/31/2018	0.95	0	0	0.00%	-8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.0%
2021	2.5%
2020	1.5%
2019	2.2%
2018	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2050 Fund R4 Class - 06-GMW (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.18
Band 100	-	-	1.19
Band 75	-	-	1.21
Band 50	-	-	1.23
Band 25	-	-	1.24
Band 0	-	-	1.26
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.18	0	$0	1.25%	-18.8%	12/31/2022	$1.19	0	$0	1.00%	-18.6%	12/31/2022	$1.21	0	$0	0.75%	-18.4%
12/31/2021	1.45	0	0	1.25%	16.0%	12/31/2021	1.47	0	0	1.00%	16.3%	12/31/2021	1.48	0	0	0.75%	16.6%
12/31/2020	1.25	0	0	1.25%	11.7%	12/31/2020	1.26	0	0	1.00%	12.0%	12/31/2020	1.27	0	0	0.75%	12.3%
12/31/2019	1.12	0	0	1.25%	22.8%	12/31/2019	1.13	0	0	1.00%	23.1%	12/31/2019	1.13	0	0	0.75%	23.4%
12/31/2018	0.91	0	0	1.25%	-9.7%	12/31/2018	0.92	0	0	1.00%	-9.4%	12/31/2018	0.92	0	0	0.75%	-9.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.23	0	$0	0.50%	-18.2%	12/31/2022	$1.24	0	$0	0.25%	-18.0%	12/31/2022	$1.26	0	$0	0.00%	-17.8%
12/31/2021	1.50	0	0	0.50%	16.9%	12/31/2021	1.51	0	0	0.25%	17.2%	12/31/2021	1.53	0	0	0.00%	17.5%
12/31/2020	1.28	0	0	0.50%	12.5%	12/31/2020	1.29	0	0	0.25%	12.8%	12/31/2020	1.30	0	0	0.00%	13.1%
12/31/2019	1.14	0	0	0.50%	23.7%	12/31/2019	1.15	0	0	0.25%	24.0%	12/31/2019	1.15	0	0	0.00%	24.3%
12/31/2018	0.92	0	0	0.50%	-9.0%	12/31/2018	0.92	0	0	0.25%	-8.8%	12/31/2018	0.93	0	0	0.00%	-8.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2050 Fund R6 Class - 06-GGX

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,424,342	$1,475,084	56,643
Receivables: investments sold	-
Payables: investments purchased	(2,029)
Net assets	$1,422,313

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,422,313	1,167,120	$1.22
Band 100	-	-	1.25
Band 75	-	-	1.25
Band 50	-	-	1.27
Band 25	-	-	1.28
Band 0	-	-	1.30
Total	$1,422,313	1,167,120

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$29,152
Mortality & expense charges			(16,723)
Net investment income (loss)			12,429

Gain (loss) on investments:
Net realized gain (loss)			18,023
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(306,544)
Net gain (loss)			(288,521)

Increase (decrease) in net assets from operations			$(276,092)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$12,429	$16,826
Net realized gain (loss)		18,023	81,016
Realized gain distributions		-	41,349
Net change in unrealized appreciation (depreciation)		(306,544)	59,970

Increase (decrease) in net assets from operations		(276,092)	199,161

Contract owner transactions:
Proceeds from units sold		520,771	411,900
Cost of units redeemed		(285,793)	(382,249)
Account charges		(6,507)	(7,341)
Increase (decrease)		228,471	22,310
Net increase (decrease)		(47,621)	221,471
Net assets, beginning		1,469,934	1,248,463
Net assets, ending		$1,422,313	$1,469,934

Units sold		412,505	290,581
Units redeemed		(226,651)	(278,545)
Net increase (decrease)		185,854	12,036
Units outstanding, beginning		981,266	969,230
Units outstanding, ending		1,167,120	981,266

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,547,152
Cost of units redeemed/account charges			(1,270,904)
Net investment income (loss)			46,746
Net realized gain (loss)			88,685
Realized gain distributions			61,376
Net change in unrealized appreciation (depreciation)			(50,742)
Net assets			$1,422,313

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.22	1,167	$1,422	1.25%	-18.6%	12/31/2022	$1.25	0	$0	1.00%	-18.4%	12/31/2022	$1.25	0	$0	0.75%	-18.2%
12/31/2021	1.50	981	1,470	1.25%	16.3%	12/31/2021	1.53	0	0	1.00%	16.6%	12/31/2021	1.53	0	0	0.75%	16.9%
12/31/2020	1.29	969	1,248	1.25%	12.0%	12/31/2020	1.32	0	0	1.00%	12.3%	12/31/2020	1.31	0	0	0.75%	12.5%
12/31/2019	1.15	936	1,077	1.25%	23.1%	12/31/2019	1.17	0	0	1.00%	23.6%	12/31/2019	1.16	0	0	0.75%	23.7%
12/31/2018	0.93	519	485	1.25%	-9.4%	12/31/2018	0.95	0	0	1.00%	-8.3%	12/31/2018	0.94	0	0	0.75%	-9.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.27	0	$0	0.50%	-18.0%	12/31/2022	$1.28	0	$0	0.25%	-17.8%	12/31/2022	$1.30	0	$0	0.00%	-17.6%
12/31/2021	1.55	0	0	0.50%	17.2%	12/31/2021	1.56	0	0	0.25%	17.5%	12/31/2021	1.58	0	0	0.00%	17.8%
12/31/2020	1.32	0	0	0.50%	12.8%	12/31/2020	1.33	0	0	0.25%	13.1%	12/31/2020	1.34	0	0	0.00%	13.4%
12/31/2019	1.17	0	0	0.50%	24.0%	12/31/2019	1.18	0	0	0.25%	24.3%	12/31/2019	1.18	0	0	0.00%	24.6%
12/31/2018	0.94	0	0	0.50%	-8.7%	12/31/2018	0.95	0	0	0.25%	-8.5%	12/31/2018	0.95	0	0	0.00%	-8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.0%
2021	2.5%
2020	1.5%
2019	2.2%
2018	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2055 Fund R4 Class - 06-GMX (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.18
Band 100	-	-	1.19
Band 75	-	-	1.21
Band 50	-	-	1.22
Band 25	-	-	1.24
Band 0	-	-	1.26
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.18	0	$0	1.25%	-18.8%	12/31/2022	$1.19	0	$0	1.00%	-18.6%	12/31/2022	$1.21	0	$0	0.75%	-18.4%
12/31/2021	1.45	0	0	1.25%	16.0%	12/31/2021	1.47	0	0	1.00%	16.3%	12/31/2021	1.48	0	0	0.75%	16.6%
12/31/2020	1.25	0	0	1.25%	11.5%	12/31/2020	1.26	0	0	1.00%	11.8%	12/31/2020	1.27	0	0	0.75%	12.1%
12/31/2019	1.12	0	0	1.25%	22.8%	12/31/2019	1.13	0	0	1.00%	23.1%	12/31/2019	1.13	0	0	0.75%	23.4%
12/31/2018	0.91	0	0	1.25%	-9.7%	12/31/2018	0.92	0	0	1.00%	-9.5%	12/31/2018	0.92	0	0	0.75%	-9.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.22	0	$0	0.50%	-18.2%	12/31/2022	$1.24	0	$0	0.25%	-17.9%	12/31/2022	$1.26	0	$0	0.00%	-17.7%
12/31/2021	1.50	0	0	0.50%	16.9%	12/31/2021	1.51	0	0	0.25%	17.2%	12/31/2021	1.53	0	0	0.00%	17.5%
12/31/2020	1.28	0	0	0.50%	12.4%	12/31/2020	1.29	0	0	0.25%	12.7%	12/31/2020	1.30	0	0	0.00%	12.9%
12/31/2019	1.14	0	0	0.50%	23.7%	12/31/2019	1.14	0	0	0.25%	24.0%	12/31/2019	1.15	0	0	0.00%	24.4%
12/31/2018	0.92	0	0	0.50%	-9.1%	12/31/2018	0.92	0	0	0.25%	-8.8%	12/31/2018	0.93	0	0	0.00%	-8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2055 Fund R6 Class - 06-GGY

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,286,848	$1,344,134	51,575
Receivables: investments sold	-
Payables: investments purchased	(48)
Net assets	$1,286,800

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,286,800	1,057,097	$1.22
Band 100	-	-	1.25
Band 75	-	-	1.25
Band 50	-	-	1.27
Band 25	-	-	1.28
Band 0	-	-	1.30
Total	$1,286,800	1,057,097

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$25,591
Mortality & expense charges			(14,616)
Net investment income (loss)			10,975

Gain (loss) on investments:
Net realized gain (loss)			12,342
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(260,764)
Net gain (loss)			(248,422)

Increase (decrease) in net assets from operations			$(237,447)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$10,975	$14,409
Net realized gain (loss)		12,342	52,726
Realized gain distributions		-	36,332
Net change in unrealized appreciation (depreciation)		(260,764)	56,938

Increase (decrease) in net assets from operations		(237,447)	160,405

Contract owner transactions:
Proceeds from units sold		503,442	420,797
Cost of units redeemed		(214,150)	(245,754)
Account charges		(6,241)	(6,437)
Increase (decrease)		283,051	168,606
Net increase (decrease)		45,604	329,011
Net assets, beginning		1,241,196	912,185
Net assets, ending		$1,286,800	$1,241,196

Units sold		400,884	298,110
Units redeemed		(173,901)	(177,771)
Net increase (decrease)		226,983	120,339
Units outstanding, beginning		830,114	709,775
Units outstanding, ending		1,057,097	830,114

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,100,157
Cost of units redeemed/account charges			(905,808)
Net investment income (loss)			36,436
Net realized gain (loss)			67,747
Realized gain distributions			45,554
Net change in unrealized appreciation (depreciation)			(57,286)
Net assets			$1,286,800

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.22	1,057	$1,287	1.25%	-18.6%	12/31/2022	$1.25	0	$0	1.00%	-18.4%	12/31/2022	$1.25	0	$0	0.75%	-18.2%
12/31/2021	1.50	830	1,241	1.25%	16.3%	12/31/2021	1.53	0	0	1.00%	16.6%	12/31/2021	1.53	0	0	0.75%	16.9%
12/31/2020	1.29	710	912	1.25%	11.8%	12/31/2020	1.31	0	0	1.00%	12.1%	12/31/2020	1.31	0	0	0.75%	12.4%
12/31/2019	1.15	542	623	1.25%	23.1%	12/31/2019	1.17	0	0	1.00%	23.7%	12/31/2019	1.16	0	0	0.75%	23.7%
12/31/2018	0.93	340	317	1.25%	-9.5%	12/31/2018	0.95	0	0	1.00%	-8.4%	12/31/2018	0.94	0	0	0.75%	-9.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.27	0	$0	0.50%	-18.0%	12/31/2022	$1.28	0	$0	0.25%	-17.8%	12/31/2022	$1.30	0	$0	0.00%	-17.6%
12/31/2021	1.54	0	0	0.50%	17.2%	12/31/2021	1.56	0	0	0.25%	17.5%	12/31/2021	1.58	0	0	0.00%	17.8%
12/31/2020	1.32	0	0	0.50%	12.7%	12/31/2020	1.33	0	0	0.25%	12.9%	12/31/2020	1.34	0	0	0.00%	13.2%
12/31/2019	1.17	0	0	0.50%	24.0%	12/31/2019	1.17	0	0	0.25%	24.4%	12/31/2019	1.18	0	0	0.00%	24.7%
12/31/2018	0.94	0	0	0.50%	-8.8%	12/31/2018	0.94	0	0	0.25%	-8.6%	12/31/2018	0.95	0	0	0.00%	-8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.0%
2021	2.6%
2020	1.5%
2019	2.3%
2018	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2060 Fund R4 Class - 06-GMY (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.19
Band 100	-	-	1.20
Band 75	-	-	1.22
Band 50	-	-	1.23
Band 25	-	-	1.25
Band 0	-	-	1.26
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.19	0	$0	1.25%	-18.6%	12/31/2022	$1.20	0	$0	1.00%	-18.4%	12/31/2022	$1.22	0	$0	0.75%	-18.2%
12/31/2021	1.46	0	0	1.25%	16.0%	12/31/2021	1.47	0	0	1.00%	16.3%	12/31/2021	1.49	0	0	0.75%	16.6%
12/31/2020	1.26	0	0	1.25%	11.4%	12/31/2020	1.27	0	0	1.00%	11.6%	12/31/2020	1.28	0	0	0.75%	11.9%
12/31/2019	1.13	0	0	1.25%	22.9%	12/31/2019	1.13	0	0	1.00%	23.2%	12/31/2019	1.14	0	0	0.75%	23.5%
12/31/2018	0.92	0	0	1.25%	-9.3%	12/31/2018	0.92	0	0	1.00%	-9.1%	12/31/2018	0.92	0	0	0.75%	-8.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.23	0	$0	0.50%	-18.0%	12/31/2022	$1.25	0	$0	0.25%	-17.8%	12/31/2022	$1.26	0	$0	0.00%	-17.6%
12/31/2021	1.50	0	0	0.50%	16.9%	12/31/2021	1.52	0	0	0.25%	17.2%	12/31/2021	1.53	0	0	0.00%	17.5%
12/31/2020	1.28	0	0	0.50%	12.2%	12/31/2020	1.29	0	0	0.25%	12.5%	12/31/2020	1.30	0	0	0.00%	12.8%
12/31/2019	1.15	0	0	0.50%	23.8%	12/31/2019	1.15	0	0	0.25%	24.1%	12/31/2019	1.16	0	0	0.00%	24.4%
12/31/2018	0.92	0	0	0.50%	-8.6%	12/31/2018	0.93	0	0	0.25%	-8.4%	12/31/2018	0.93	0	0	0.00%	-8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2060 Fund R6 Class - 06-GHC

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$944,960	$1,018,804	48,398
Receivables: investments sold	-
Payables: investments purchased	(2,633)
Net assets	$942,327

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$942,327	769,162	$1.23
Band 100	-	-	1.26
Band 75	-	-	1.26
Band 50	-	-	1.27
Band 25	-	-	1.29
Band 0	-	-	1.31
Total	$942,327	769,162

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$17,625
Mortality & expense charges			(9,691)
Net investment income (loss)			7,934

Gain (loss) on investments:
Net realized gain (loss)			(9,613)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(150,753)
Net gain (loss)			(160,366)

Increase (decrease) in net assets from operations			$(152,432)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,934	$8,887
Net realized gain (loss)		(9,613)	64,649
Realized gain distributions		-	17,008
Net change in unrealized appreciation (depreciation)		(150,753)	2,997

Increase (decrease) in net assets from operations		(152,432)	93,541

Contract owner transactions:
Proceeds from units sold		638,771	495,012
Cost of units redeemed		(318,727)	(291,398)
Account charges		(9,985)	(10,496)
Increase (decrease)		310,059	193,118
Net increase (decrease)		157,627	286,659
Net assets, beginning		784,700	498,041
Net assets, ending		$942,327	$784,700

Units sold		506,241	348,671
Units redeemed		(259,555)	(211,864)
Net increase (decrease)		246,686	136,807
Units outstanding, beginning		522,476	385,669
Units outstanding, ending		769,162	522,476

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,884,573
Cost of units redeemed/account charges			(972,045)
Net investment income (loss)			22,438
Net realized gain (loss)			62,123
Realized gain distributions			19,082
Net change in unrealized appreciation (depreciation)			(73,844)
Net assets			$942,327

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.23	769	$942	1.25%	-18.4%	12/31/2022	$1.26	0	$0	1.00%	-18.2%	12/31/2022	$1.26	0	$0	0.75%	-18.0%
12/31/2021	1.50	522	785	1.25%	16.3%	12/31/2021	1.54	0	0	1.00%	16.6%	12/31/2021	1.53	0	0	0.75%	16.9%
12/31/2020	1.29	386	498	1.25%	11.6%	12/31/2020	1.32	0	0	1.00%	11.9%	12/31/2020	1.31	0	0	0.75%	12.2%
12/31/2019	1.16	274	317	1.25%	23.2%	12/31/2019	1.18	0	0	1.00%	23.8%	12/31/2019	1.17	0	0	0.75%	23.8%
12/31/2018	0.94	147	138	1.25%	-9.1%	12/31/2018	0.95	0	0	1.00%	-7.9%	12/31/2018	0.94	0	0	0.75%	-8.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.27	0	$0	0.50%	-17.8%	12/31/2022	$1.29	0	$0	0.25%	-17.6%	12/31/2022	$1.31	0	$0	0.00%	-17.4%
12/31/2021	1.55	0	0	0.50%	17.2%	12/31/2021	1.57	0	0	0.25%	17.5%	12/31/2021	1.58	0	0	0.00%	17.8%
12/31/2020	1.32	0	0	0.50%	12.5%	12/31/2020	1.33	0	0	0.25%	12.8%	12/31/2020	1.34	0	0	0.00%	13.0%
12/31/2019	1.18	0	0	0.50%	24.1%	12/31/2019	1.18	0	0	0.25%	24.4%	12/31/2019	1.19	0	0	0.00%	24.7%
12/31/2018	0.95	0	0	0.50%	-8.4%	12/31/2018	0.95	0	0	0.25%	-8.2%	12/31/2018	0.95	0	0	0.00%	-7.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.0%
2021	2.7%
2020	1.6%
2019	2.5%
2018	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend Inc Fund R4 Class - 06-GNC (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.03
Band 100	-	-	1.04
Band 75	-	-	1.06
Band 50	-	-	1.07
Band 25	-	-	1.08
Band 0	-	-	1.10
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.03	0	$0	1.25%	-15.0%	12/31/2022	$1.04	0	$0	1.00%	-14.8%	12/31/2022	$1.06	0	$0	0.75%	-14.6%
12/31/2021	1.21	0	0	1.25%	4.7%	12/31/2021	1.22	0	0	1.00%	5.0%	12/31/2021	1.24	0	0	0.75%	5.3%
12/31/2020	1.16	0	0	1.25%	8.0%	12/31/2020	1.17	0	0	1.00%	8.3%	12/31/2020	1.17	0	0	0.75%	8.5%
12/31/2019	1.07	0	0	1.25%	12.4%	12/31/2019	1.08	0	0	1.00%	12.7%	12/31/2019	1.08	0	0	0.75%	13.0%
12/31/2018	0.95	0	0	1.25%	-5.3%	12/31/2018	0.96	0	0	1.00%	-5.0%	12/31/2018	0.96	0	0	0.75%	-4.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.07	0	$0	0.50%	-14.3%	12/31/2022	$1.08	0	$0	0.25%	-14.1%	12/31/2022	$1.10	0	$0	0.00%	-13.9%
12/31/2021	1.25	0	0	0.50%	5.5%	12/31/2021	1.26	0	0	0.25%	5.8%	12/31/2021	1.27	0	0	0.00%	6.1%
12/31/2020	1.18	0	0	0.50%	8.8%	12/31/2020	1.19	0	0	0.25%	9.1%	12/31/2020	1.20	0	0	0.00%	9.4%
12/31/2019	1.09	0	0	0.50%	13.2%	12/31/2019	1.09	0	0	0.25%	13.5%	12/31/2019	1.10	0	0	0.00%	13.8%
12/31/2018	0.96	0	0	0.50%	-4.6%	12/31/2018	0.96	0	0	0.25%	-4.3%	12/31/2018	0.97	0	0	0.00%	-4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend Inc Fund R6 Class - 06-GHF

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$562,198	$638,206	35,107
Receivables: investments sold	-
Payables: investments purchased	(473)
Net assets	$561,725

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$561,725	533,784	$1.05
Band 100	-	-	1.08
Band 75	-	-	1.08
Band 50	-	-	1.09
Band 25	-	-	1.11
Band 0	-	-	1.12
Total	$561,725	533,784

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$15,949
Mortality & expense charges			(8,601)
Net investment income (loss)			7,348

Gain (loss) on investments:
Net realized gain (loss)			(13,669)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(105,873)
Net gain (loss)			(119,542)

Increase (decrease) in net assets from operations			$(112,194)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,348	$7,733
Net realized gain (loss)		(13,669)	1,504
Realized gain distributions		-	20,840
Net change in unrealized appreciation (depreciation)		(105,873)	4,437

Increase (decrease) in net assets from operations		(112,194)	34,514

Contract owner transactions:
Proceeds from units sold		58,531	65,800
Cost of units redeemed		(134,026)	(17,435)
Account charges		(3,403)	(3,732)
Increase (decrease)		(78,898)	44,633
Net increase (decrease)		(191,092)	79,147
Net assets, beginning		752,817	673,670
Net assets, ending		$561,725	$752,817

Units sold		53,175	54,345
Units redeemed		(129,143)	(17,565)
Net increase (decrease)		(75,968)	36,780
Units outstanding, beginning		609,752	572,972
Units outstanding, ending		533,784	609,752

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,397,898
Cost of units redeemed/account charges			(812,799)
Net investment income (loss)			23,017
Net realized gain (loss)			(8,079)
Realized gain distributions			37,696
Net change in unrealized appreciation (depreciation)			(76,008)
Net assets			$561,725

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.05	534	$562	1.25%	-14.8%	12/31/2022	$1.08	0	$0	1.00%	-14.6%	12/31/2022	$1.08	0	$0	0.75%	-14.3%
12/31/2021	1.23	610	753	1.25%	5.0%	12/31/2021	1.26	0	0	1.00%	5.3%	12/31/2021	1.26	0	0	0.75%	5.5%
12/31/2020	1.18	573	674	1.25%	8.2%	12/31/2020	1.20	0	0	1.00%	8.5%	12/31/2020	1.19	0	0	0.75%	8.8%
12/31/2019	1.09	61	66	1.25%	12.7%	12/31/2019	1.11	0	0	1.00%	13.2%	12/31/2019	1.10	0	0	0.75%	13.2%
12/31/2018	0.96	66	64	1.25%	-5.0%	12/31/2018	0.98	0	0	1.00%	-3.8%	12/31/2018	0.97	0	0	0.75%	-4.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.09	0	$0	0.50%	-14.1%	12/31/2022	$1.11	0	$0	0.25%	-13.9%	12/31/2022	$1.12	0	$0	0.00%	-13.7%
12/31/2021	1.27	0	0	0.50%	5.8%	12/31/2021	1.29	0	0	0.25%	6.1%	12/31/2021	1.30	0	0	0.00%	6.3%
12/31/2020	1.20	0	0	0.50%	9.1%	12/31/2020	1.21	0	0	0.25%	9.3%	12/31/2020	1.22	0	0	0.00%	9.6%
12/31/2019	1.10	0	0	0.50%	13.5%	12/31/2019	1.11	0	0	0.25%	13.8%	12/31/2019	1.12	0	0	0.00%	14.1%
12/31/2018	0.97	0	0	0.50%	-4.3%	12/31/2018	0.98	0	0	0.25%	-4.0%	12/31/2018	0.98	0	0	0.00%	-3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.4%
2021	2.3%
2020	3.6%
2019	3.3%
2018	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan U.S. Small Company Fund R4 Class - 06-FYM

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$17,091	$20,205	1,116
Receivables: investments sold	-
Payables: investments purchased	(194)
Net assets	$16,897

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$16,897	12,940	$1.31
Band 100	-	-	1.32
Band 75	-	-	1.34
Band 50	-	-	1.36
Band 25	-	-	1.38
Band 0	-	-	1.40
Total	$16,897	12,940

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$80
Mortality & expense charges			(335)
Net investment income (loss)			(255)

Gain (loss) on investments:
Net realized gain (loss)			(10,059)
Realized gain distributions			900
Net change in unrealized appreciation (depreciation)			3,236
Net gain (loss)			(5,923)

Increase (decrease) in net assets from operations			$(6,178)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(255)	$(364)
Net realized gain (loss)		(10,059)	882
Realized gain distributions		900	8,380
Net change in unrealized appreciation (depreciation)		3,236	(7,388)

Increase (decrease) in net assets from operations		(6,178)	1,510

Contract owner transactions:
Proceeds from units sold		8,129	42,105
Cost of units redeemed		(30,908)	(2,030)
Account charges		(109)	(97)
Increase (decrease)		(22,888)	39,978
Net increase (decrease)		(29,066)	41,488
Net assets, beginning		45,963	4,475
Net assets, ending		$16,897	$45,963

Units sold		5,887	26,922
Units redeemed		(21,905)	(1,366)
Net increase (decrease)		(16,018)	25,556
Units outstanding, beginning		28,958	3,402
Units outstanding, ending		12,940	28,958

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$72,264
Cost of units redeemed/account charges			(50,143)
Net investment income (loss)			(830)
Net realized gain (loss)			(11,915)
Realized gain distributions			10,635
Net change in unrealized appreciation (depreciation)			(3,114)
Net assets			$16,897

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.31	13	$17	1.25%	-17.7%	12/31/2022	$1.32	0	$0	1.00%	-17.5%	12/31/2022	$1.34	0	$0	0.75%	-17.3%
12/31/2021	1.59	29	46	1.25%	20.7%	12/31/2021	1.61	0	0	1.00%	21.0%	12/31/2021	1.62	0	0	0.75%	21.3%
12/31/2020	1.32	3	4	1.25%	16.5%	12/31/2020	1.33	0	0	1.00%	16.8%	12/31/2020	1.34	0	0	0.75%	17.1%
12/31/2019	1.13	7	8	1.25%	20.4%	12/31/2019	1.14	0	0	1.00%	20.7%	12/31/2019	1.14	0	0	0.75%	21.0%
12/31/2018	0.94	14	13	1.25%	-13.4%	12/31/2018	0.94	0	0	1.00%	-13.2%	12/31/2018	0.94	0	0	0.75%	-12.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.36	0	$0	0.50%	-17.1%	12/31/2022	$1.38	0	$0	0.25%	-16.9%	12/31/2022	$1.40	0	$0	0.00%	-16.7%
12/31/2021	1.64	0	0	0.50%	21.6%	12/31/2021	1.66	0	0	0.25%	21.9%	12/31/2021	1.68	0	0	0.00%	22.2%
12/31/2020	1.35	0	0	0.50%	17.4%	12/31/2020	1.36	0	0	0.25%	17.7%	12/31/2020	1.37	0	0	0.00%	18.0%
12/31/2019	1.15	0	0	0.50%	21.3%	12/31/2019	1.16	0	0	0.25%	21.7%	12/31/2019	1.17	0	0	0.00%	22.0%
12/31/2018	0.95	0	0	0.50%	-12.7%	12/31/2018	0.95	0	0	0.25%	-12.5%	12/31/2018	0.96	0	0	0.00%	-12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.3%
2021	0.0%
2020	0.3%
2019	0.4%
2018	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan U.S. Small Company Fund R6 Class - 06-FYN

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$515,196	$659,527	33,770
Receivables: investments sold	139
Payables: investments purchased	-
Net assets	$515,335

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$515,335	388,730	$1.33
Band 100	-	-	1.34
Band 75	-	-	1.36
Band 50	-	-	1.38
Band 25	-	-	1.40
Band 0	-	-	1.42
Total	$515,335	388,730

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$3,629
Mortality & expense charges			(6,571)
Net investment income (loss)			(2,942)

Gain (loss) on investments:
Net realized gain (loss)			(13,797)
Realized gain distributions			27,087
Net change in unrealized appreciation (depreciation)			(116,923)
Net gain (loss)			(103,633)

Increase (decrease) in net assets from operations			$(106,575)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,942)	$(4,796)
Net realized gain (loss)		(13,797)	4,948
Realized gain distributions		27,087	127,002
Net change in unrealized appreciation (depreciation)		(116,923)	(55,915)

Increase (decrease) in net assets from operations		(106,575)	71,239

Contract owner transactions:
Proceeds from units sold		83,193	248,112
Cost of units redeemed		(59,709)	(35,754)
Account charges		(384)	(359)
Increase (decrease)		23,100	211,999
Net increase (decrease)		(83,475)	283,238
Net assets, beginning		598,810	315,572
Net assets, ending		$515,335	$598,810

Units sold		61,843	159,374
Units redeemed		(45,682)	(24,399)
Net increase (decrease)		16,161	134,975
Units outstanding, beginning		372,569	237,594
Units outstanding, ending		388,730	372,569

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$907,872
Cost of units redeemed/account charges			(398,365)
Net investment income (loss)			(10,819)
Net realized gain (loss)			(36,544)
Realized gain distributions			197,522
Net change in unrealized appreciation (depreciation)			(144,331)
Net assets			$515,335

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.33	389	$515	1.25%	-17.5%	12/31/2022	$1.34	0	$0	1.00%	-17.3%	12/31/2022	$1.36	0	$0	0.75%	-17.1%
12/31/2021	1.61	373	599	1.25%	21.0%	12/31/2021	1.63	0	0	1.00%	21.3%	12/31/2021	1.64	0	0	0.75%	21.6%
12/31/2020	1.33	238	316	1.25%	16.8%	12/31/2020	1.34	0	0	1.00%	17.1%	12/31/2020	1.35	0	0	0.75%	17.4%
12/31/2019	1.14	263	299	1.25%	20.7%	12/31/2019	1.14	0	0	1.00%	21.0%	12/31/2019	1.15	0	0	0.75%	21.3%
12/31/2018	0.94	333	314	1.25%	-13.1%	12/31/2018	0.95	0	0	1.00%	-12.9%	12/31/2018	0.95	0	0	0.75%	-12.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.38	0	$0	0.50%	-16.9%	12/31/2022	$1.40	0	$0	0.25%	-16.7%	12/31/2022	$1.42	0	$0	0.00%	-16.5%
12/31/2021	1.66	0	0	0.50%	21.9%	12/31/2021	1.68	0	0	0.25%	22.2%	12/31/2021	1.70	0	0	0.00%	22.5%
12/31/2020	1.36	0	0	0.50%	17.7%	12/31/2020	1.38	0	0	0.25%	18.0%	12/31/2020	1.39	0	0	0.00%	18.3%
12/31/2019	1.16	0	0	0.50%	21.6%	12/31/2019	1.17	0	0	0.25%	21.9%	12/31/2019	1.17	0	0	0.00%	22.2%
12/31/2018	0.95	0	0	0.50%	-12.4%	12/31/2018	0.96	0	0	0.25%	-12.2%	12/31/2018	0.96	0	0	0.00%	-12.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.7%
2021	0.3%
2020	0.7%
2019	0.7%
2018	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Value Advantage Fund R4 Class - 06-GJH

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.38
Band 100	-	-	1.42
Band 75	-	-	1.42
Band 50	-	-	1.44
Band 25	-	-	1.45
Band 0	-	-	1.47
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(29,855)
Net realized gain (loss)		-	3,905,191
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	(3,452,875)

Increase (decrease) in net assets from operations		-	422,461

Contract owner transactions:
Proceeds from units sold		-	359,910
Cost of units redeemed		-	(30,166,727)
Account charges		-	(96)
Increase (decrease)		-	(29,806,913)
Net increase (decrease)		-	(29,384,452)
Net assets, beginning		-	29,384,452
Net assets, ending		$-	$-

Units sold		-	329,170
Units redeemed		-	(25,971,284)
Net increase (decrease)		-	(25,642,114)
Units outstanding, beginning		-	25,642,114
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$39,730,538
Cost of units redeemed/account charges			(45,533,689)
Net investment income (loss)			339,823
Net realized gain (loss)			3,817,939
Realized gain distributions			1,645,389
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.38	0	$0	1.25%	-5.1%	12/31/2022	$1.42	0	$0	1.00%	-4.8%	12/31/2022	$1.42	0	$0	0.75%	-4.6%
12/31/2021	1.46	0	0	1.25%	27.0%	12/31/2021	1.49	0	0	1.00%	27.3%	12/31/2021	1.49	0	0	0.75%	27.7%
12/31/2020	1.15	25,642	29,384	1.25%	-3.0%	12/31/2020	1.17	0	0	1.00%	-2.7%	12/31/2020	1.16	0	0	0.75%	-2.5%
12/31/2019	1.18	16,066	18,977	1.25%	25.5%	12/31/2019	1.20	0	0	1.00%	26.1%	12/31/2019	1.19	0	0	0.75%	26.1%
12/31/2018	0.94	15,108	14,223	1.25%	-10.3%	12/31/2018	0.95	0	0	1.00%	-9.2%	12/31/2018	0.95	0	0	0.75%	-9.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.44	0	$0	0.50%	-4.4%	12/31/2022	$1.45	0	$0	0.25%	-4.1%	12/31/2022	$1.47	0	$0	0.00%	-3.9%
12/31/2021	1.50	0	0	0.50%	28.0%	12/31/2021	1.52	0	0	0.25%	28.3%	12/31/2021	1.53	0	0	0.00%	28.6%
12/31/2020	1.17	0	0	0.50%	-2.3%	12/31/2020	1.18	0	0	0.25%	-2.0%	12/31/2020	1.19	0	0	0.00%	-1.8%
12/31/2019	1.20	0	0	0.50%	26.4%	12/31/2019	1.21	0	0	0.25%	26.7%	12/31/2019	1.21	0	0	0.00%	27.1%
12/31/2018	0.95	0	0	0.50%	-9.6%	12/31/2018	0.95	0	0	0.25%	-9.4%	12/31/2018	0.95	0	0	0.00%	-9.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	2.1%
2019	1.7%
2018	3.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Value Advantage Fund R6 Class - 06-GJJ

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,144	$13,946	321
Receivables: investments sold	6
Payables: investments purchased	-
Net assets	$11,150

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,150	7,966	$1.40
Band 100	-	-	1.44
Band 75	-	-	1.44
Band 50	-	-	1.45
Band 25	-	-	1.47
Band 0	-	-	1.49
Total	$11,150	7,966

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$216
Mortality & expense charges			(94)
Net investment income (loss)			122

Gain (loss) on investments:
Net realized gain (loss)			(26)
Realized gain distributions			890
Net change in unrealized appreciation (depreciation)			(1,497)
Net gain (loss)			(633)

Increase (decrease) in net assets from operations			$(511)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$122	$(23,769)
Net realized gain (loss)		(26)	587,823
Realized gain distributions		890	1,230
Net change in unrealized appreciation (depreciation)		(1,497)	(58,088)

Increase (decrease) in net assets from operations		(511)	507,196

Contract owner transactions:
Proceeds from units sold		950	259,730
Cost of units redeemed		(42)	(3,323,827)
Account charges		(3)	(6,499)
Increase (decrease)		905	(3,070,596)
Net increase (decrease)		394	(2,563,400)
Net assets, beginning		10,756	2,574,156
Net assets, ending		$11,150	$10,756

Units sold		656	192,000
Units redeemed		(2)	(2,413,412)
Net increase (decrease)		654	(2,221,412)
Units outstanding, beginning		7,312	2,228,724
Units outstanding, ending		7,966	7,312

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$3,057,068
Cost of units redeemed/account charges			(3,751,828)
Net investment income (loss)			28,688
Net realized gain (loss)			588,689
Realized gain distributions			91,335
Net change in unrealized appreciation (depreciation)			(2,802)
Net assets			$11,150

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.40	8	$11	1.25%	-4.8%	12/31/2022	$1.44	0	$0	1.00%	-4.6%	12/31/2022	$1.44	0	$0	0.75%	-4.4%
12/31/2021	1.47	7	11	1.25%	27.4%	12/31/2021	1.51	0	0	1.00%	27.7%	12/31/2021	1.50	0	0	0.75%	28.0%
12/31/2020	1.15	2,229	2,574	1.25%	-2.7%	12/31/2020	1.18	0	0	1.00%	-2.5%	12/31/2020	1.17	0	0	0.75%	-2.3%
12/31/2019	1.19	1,783	2,118	1.25%	25.8%	12/31/2019	1.21	0	0	1.00%	26.4%	12/31/2019	1.20	0	0	0.75%	26.4%
12/31/2018	0.94	0	0	1.25%	-10.1%	12/31/2018	0.96	0	0	1.00%	-9.0%	12/31/2018	0.95	0	0	0.75%	-9.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.45	0	$0	0.50%	-4.1%	12/31/2022	$1.47	0	$0	0.25%	-3.9%	12/31/2022	$1.49	0	$0	0.00%	-3.7%
12/31/2021	1.52	0	0	0.50%	28.3%	12/31/2021	1.53	0	0	0.25%	28.6%	12/31/2021	1.55	0	0	0.00%	29.0%
12/31/2020	1.18	0	0	0.50%	-2.0%	12/31/2020	1.19	0	0	0.25%	-1.8%	12/31/2020	1.20	0	0	0.00%	-1.5%
12/31/2019	1.21	0	0	0.50%	26.7%	12/31/2019	1.21	0	0	0.25%	27.0%	12/31/2019	1.22	0	0	0.00%	27.4%
12/31/2018	0.95	0	0	0.50%	-9.4%	12/31/2018	0.95	0	0	0.25%	-9.2%	12/31/2018	0.96	0	0	0.00%	-9.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.0%
2021	0.0%
2020	2.1%
2019	3.4%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Large Cap Value Fund R6 Class - 06-3GF

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$769,637	$776,918	42,786
Receivables: investments sold	-
Payables: investments purchased	(1,615)
Net assets	$768,022

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$768,022	542,710	$1.42
Band 100	-	-	1.43
Band 75	-	-	1.45
Band 50	-	-	1.46
Band 25	-	-	1.48
Band 0	-	-	1.50
Total	$768,022	542,710

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$12,490
Mortality & expense charges			(9,811)
Net investment income (loss)			2,679

Gain (loss) on investments:
Net realized gain (loss)			6,135
Realized gain distributions			32,147
Net change in unrealized appreciation (depreciation)			(46,286)
Net gain (loss)			(8,004)

Increase (decrease) in net assets from operations			$(5,325)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,679	$1,011
Net realized gain (loss)		6,135	2,824
Realized gain distributions		32,147	53,791
Net change in unrealized appreciation (depreciation)		(46,286)	4,889

Increase (decrease) in net assets from operations		(5,325)	62,515

Contract owner transactions:
Proceeds from units sold		100,576	1,047,857
Cost of units redeemed		(125,137)	(523,079)
Account charges		(1,350)	(1,301)
Increase (decrease)		(25,911)	523,477
Net increase (decrease)		(31,236)	585,992
Net assets, beginning		799,258	213,266
Net assets, ending		$768,022	$799,258

Units sold		73,441	1,477,390
Units redeemed		(89,115)	(1,101,514)
Net increase (decrease)		(15,674)	375,876
Units outstanding, beginning		558,384	182,508
Units outstanding, ending		542,710	558,384

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,356,707
Cost of units redeemed/account charges			(679,277)
Net investment income (loss)			5,168
Net realized gain (loss)			6,767
Realized gain distributions			85,938
Net change in unrealized appreciation (depreciation)			(7,281)
Net assets			$768,022

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.42	543	$768	1.25%	-1.1%	12/31/2022	$1.43	0	$0	1.00%	-0.9%	12/31/2022	$1.45	0	$0	0.75%	-0.6%
12/31/2021	1.43	558	799	1.25%	22.5%	12/31/2021	1.44	0	0	1.00%	22.8%	12/31/2021	1.46	0	0	0.75%	23.1%
12/31/2020	1.17	183	213	1.25%	9.4%	12/31/2020	1.18	0	0	1.00%	9.7%	12/31/2020	1.18	0	0	0.75%	10.0%
12/31/2019	1.07	182	194	1.25%	26.2%	12/31/2019	1.07	0	0	1.00%	26.5%	12/31/2019	1.08	0	0	0.75%	26.8%
12/31/2018	0.85	0	0	1.25%	-15.4%	12/31/2018	0.85	0	0	1.00%	-15.3%	12/31/2018	0.85	0	0	0.75%	-15.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.46	0	$0	0.50%	-0.4%	12/31/2022	$1.48	0	$0	0.25%	-0.1%	12/31/2022	$1.50	0	$0	0.00%	0.1%
12/31/2021	1.47	0	0	0.50%	23.4%	12/31/2021	1.48	0	0	0.25%	23.7%	12/31/2021	1.49	0	0	0.00%	24.0%
12/31/2020	1.19	0	0	0.50%	10.3%	12/31/2020	1.20	0	0	0.25%	10.5%	12/31/2020	1.20	0	0	0.00%	10.8%
12/31/2019	1.08	0	0	0.50%	27.1%	12/31/2019	1.08	0	0	0.25%	27.4%	12/31/2019	1.09	0	0	0.00%	27.7%
12/31/2018	0.85	0	0	0.50%	-15.1%	12/31/2018	0.85	0	0	0.25%	-15.0%	12/31/2018	0.85	0	0	0.00%	-14.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.6%
2021	1.0%
2020	1.3%
2019	2.6%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Large Cap Growth Fund R6 Class - 06-3GJ

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$26,028,902	$32,905,491	557,460
Receivables: investments sold	127,143
Payables: investments purchased	-
Net assets	$26,156,045

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$26,156,045	16,858,607	$1.55
Band 100	-	-	1.57
Band 75	-	-	1.59
Band 50	-	-	1.60
Band 25	-	-	1.62
Band 0	-	-	1.64
Total	$26,156,045	16,858,607

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$157,460
Mortality & expense charges			(273,365)
Net investment income (loss)			(115,905)

Gain (loss) on investments:
Net realized gain (loss)			(460,651)
Realized gain distributions			695,503
Net change in unrealized appreciation (depreciation)			(6,644,010)
Net gain (loss)			(6,409,158)

Increase (decrease) in net assets from operations			$(6,525,063)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(115,905)	$(129,518)
Net realized gain (loss)		(460,651)	476,760
Realized gain distributions		695,503	2,074,117
Net change in unrealized appreciation (depreciation)		(6,644,010)	(971,657)

Increase (decrease) in net assets from operations		(6,525,063)	1,449,702

Contract owner transactions:
Proceeds from units sold		20,906,690	24,671,436
Cost of units redeemed		(11,089,493)	(8,135,656)
Account charges		(21,566)	(6,622)
Increase (decrease)		9,795,631	16,529,158
Net increase (decrease)		3,270,568	17,978,860
Net assets, beginning		22,885,477	4,906,617
Net assets, ending		$26,156,045	$22,885,477

Units sold		12,676,011	15,091,963
Units redeemed		(6,712,153)	(6,937,473)
Net increase (decrease)		5,963,858	8,154,490
Units outstanding, beginning		10,894,749	2,740,259
Units outstanding, ending		16,858,607	10,894,749

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$51,671,775
Cost of units redeemed/account charges			(21,377,435)
Net investment income (loss)			(266,718)
Net realized gain (loss)			12,840
Realized gain distributions			2,992,172
Net change in unrealized appreciation (depreciation)			(6,876,589)
Net assets			$26,156,045

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.55	16,859	$26,156	1.25%	-26.1%	12/31/2022	$1.57	0	$0	1.00%	-26.0%	12/31/2022	$1.59	0	$0	0.75%	-25.8%
12/31/2021	2.10	10,895	22,885	1.25%	17.3%	12/31/2021	2.12	0	0	1.00%	17.6%	12/31/2021	2.14	0	0	0.75%	17.9%
12/31/2020	1.79	2,740	4,907	1.25%	54.5%	12/31/2020	1.80	0	0	1.00%	54.9%	12/31/2020	1.81	0	0	0.75%	55.3%
12/31/2019	1.16	9	10	1.25%	37.7%	12/31/2019	1.16	0	0	1.00%	38.0%	12/31/2019	1.17	0	0	0.75%	38.3%
12/31/2018	0.84	0	0	1.25%	-15.8%	12/31/2018	0.84	0	0	1.00%	-15.7%	12/31/2018	0.84	0	0	0.75%	-15.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.60	0	$0	0.50%	-25.6%	12/31/2022	$1.62	0	$0	0.25%	-25.4%	12/31/2022	$1.64	0	$0	0.00%	-25.2%
12/31/2021	2.16	0	0	0.50%	18.2%	12/31/2021	2.17	0	0	0.25%	18.5%	12/31/2021	2.19	0	0	0.00%	18.8%
12/31/2020	1.82	0	0	0.50%	55.6%	12/31/2020	1.83	0	0	0.25%	56.0%	12/31/2020	1.85	0	0	0.00%	56.4%
12/31/2019	1.17	0	0	0.50%	38.7%	12/31/2019	1.18	0	0	0.25%	39.0%	12/31/2019	1.18	0	0	0.00%	39.4%
12/31/2018	0.84	0	0	0.50%	-15.5%	12/31/2018	0.85	0	0	0.25%	-15.4%	12/31/2018	0.85	0	0	0.00%	-15.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.6%
2021	0.0%
2020	0.2%
2019	0.5%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Small Cap Growth Fund R6 Class - 06-3JM

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,173,317	$1,725,578	68,818
Receivables: investments sold	24,131
Payables: investments purchased	-
Net assets	$1,197,448

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,197,448	1,149,555	$1.04
Band 100	-	-	1.05
Band 75	-	-	1.06
Band 50	-	-	1.08
Band 25	-	-	1.09
Band 0	-	-	1.10
Total	$1,197,448	1,149,555

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(15,651)
Net investment income (loss)			(15,651)

Gain (loss) on investments:
Net realized gain (loss)			(56,056)
Realized gain distributions			4,476
Net change in unrealized appreciation (depreciation)			(481,221)
Net gain (loss)			(532,801)

Increase (decrease) in net assets from operations			$(548,452)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(15,651)	$(20,629)
Net realized gain (loss)		(56,056)	124,494
Realized gain distributions		4,476	183,272
Net change in unrealized appreciation (depreciation)		(481,221)	(420,619)

Increase (decrease) in net assets from operations		(548,452)	(133,482)

Contract owner transactions:
Proceeds from units sold		373,338	1,103,806
Cost of units redeemed		(276,980)	(733,413)
Account charges		(735)	(573)
Increase (decrease)		95,623	369,820
Net increase (decrease)		(452,829)	236,338
Net assets, beginning		1,650,277	1,413,939
Net assets, ending		$1,197,448	$1,650,277

Units sold		328,038	659,318
Units redeemed		(240,421)	(445,952)
Net increase (decrease)		87,617	213,366
Units outstanding, beginning		1,061,938	848,572
Units outstanding, ending		1,149,555	1,061,938

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,986,463
Cost of units redeemed/account charges			(1,552,339)
Net investment income (loss)			(40,670)
Net realized gain (loss)			80,275
Realized gain distributions			275,980
Net change in unrealized appreciation (depreciation)			(552,261)
Net assets			$1,197,448

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.04	1,150	$1,197	1.25%	-33.0%	12/31/2022	$1.05	0	$0	1.00%	-32.8%	12/31/2022	$1.06	0	$0	0.75%	-32.6%
12/31/2021	1.55	1,062	1,650	1.25%	-6.7%	12/31/2021	1.57	0	0	1.00%	-6.5%	12/31/2021	1.58	0	0	0.75%	-6.3%
12/31/2020	1.67	849	1,414	1.25%	58.0%	12/31/2020	1.68	0	0	1.00%	58.4%	12/31/2020	1.69	0	0	0.75%	58.8%
12/31/2019	1.05	312	329	1.25%	36.1%	12/31/2019	1.06	0	0	1.00%	36.5%	12/31/2019	1.06	0	0	0.75%	36.8%
12/31/2018	0.77	0	0	1.25%	-22.5%	12/31/2018	0.78	0	0	1.00%	-22.5%	12/31/2018	0.78	0	0	0.75%	-22.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.08	0	$0	0.50%	-32.5%	12/31/2022	$1.09	0	$0	0.25%	-32.3%	12/31/2022	$1.10	0	$0	0.00%	-32.1%
12/31/2021	1.59	0	0	0.50%	-6.0%	12/31/2021	1.61	0	0	0.25%	-5.8%	12/31/2021	1.62	0	0	0.00%	-5.6%
12/31/2020	1.69	0	0	0.50%	59.2%	12/31/2020	1.70	0	0	0.25%	59.6%	12/31/2020	1.71	0	0	0.00%	60.0%
12/31/2019	1.06	0	0	0.50%	37.2%	12/31/2019	1.07	0	0	0.25%	37.5%	12/31/2019	1.07	0	0	0.00%	37.9%
12/31/2018	0.78	0	0	0.50%	-22.4%	12/31/2018	0.78	0	0	0.25%	-22.3%	12/31/2018	0.78	0	0	0.00%	-22.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.4%
2019	0.4%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Emerging Markets Equity Fund R6 Class - 06-4CN

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$278,463	$395,214	8,856
Receivables: investments sold	-
Payables: investments purchased	(29,593)
Net assets	$248,870

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$248,870	260,451	$0.96
Band 100	-	-	0.96
Band 75	-	-	0.97
Band 50	-	-	0.98
Band 25	-	-	0.99
Band 0	-	-	1.00
Total	$248,870	260,451

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,855
Mortality & expense charges			(2,907)
Net investment income (loss)			(1,052)

Gain (loss) on investments:
Net realized gain (loss)			(1,172)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(65,687)
Net gain (loss)			(66,859)

Increase (decrease) in net assets from operations			$(67,911)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,052)	$(1,376)
Net realized gain (loss)		(1,172)	258
Realized gain distributions		-	10,384
Net change in unrealized appreciation (depreciation)		(65,687)	(61,467)

Increase (decrease) in net assets from operations		(67,911)	(52,201)

Contract owner transactions:
Proceeds from units sold		82,310	296,180
Cost of units redeemed		(30,729)	(73,730)
Account charges		(351)	(685)
Increase (decrease)		51,230	221,765
Net increase (decrease)		(16,681)	169,564
Net assets, beginning		265,551	95,987
Net assets, ending		$248,870	$265,551

Units sold		88,789	196,098
Units redeemed		(32,501)	(57,422)
Net increase (decrease)		56,288	138,676
Units outstanding, beginning		204,163	65,487
Units outstanding, ending		260,451	204,163

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$514,645
Cost of units redeemed/account charges			(163,452)
Net investment income (loss)			(2,632)
Net realized gain (loss)			6,676
Realized gain distributions			10,384
Net change in unrealized appreciation (depreciation)			(116,751)
Net assets			$248,870

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.96	260	$249	1.25%	-26.5%	12/31/2022	$0.96	0	$0	1.00%	-26.4%	12/31/2022	$0.97	0	$0	0.75%	-26.2%
12/31/2021	1.30	204	266	1.25%	-11.3%	12/31/2021	1.31	0	0	1.00%	-11.0%	12/31/2021	1.32	0	0	0.75%	-10.8%
12/31/2020	1.47	65	96	1.25%	33.3%	12/31/2020	1.47	0	0	1.00%	33.7%	12/31/2020	1.48	0	0	0.75%	34.0%
12/31/2019	1.10	0	0	1.25%	9.9%	12/31/2019	1.10	0	0	1.00%	10.0%	12/31/2019	1.10	0	0	0.75%	10.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.98	0	$0	0.50%	-26.0%	12/31/2022	$0.99	0	$0	0.25%	-25.8%	12/31/2022	$1.00	0	$0	0.00%	-25.6%
12/31/2021	1.32	0	0	0.50%	-10.6%	12/31/2021	1.33	0	0	0.25%	-10.4%	12/31/2021	1.34	0	0	0.00%	-10.1%
12/31/2020	1.48	0	0	0.50%	34.3%	12/31/2020	1.48	0	0	0.25%	34.7%	12/31/2020	1.49	0	0	0.00%	35.0%
12/31/2019	1.10	0	0	0.50%	10.2%	12/31/2019	1.10	0	0	0.25%	10.2%	12/31/2019	1.10	0	0	0.00%	10.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.7%
2021	1.0%
2020	0.2%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Small Cap Value Fund R6 Class - 06-44Y

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$161,704	$194,537	6,831
Receivables: investments sold	4,032
Payables: investments purchased	-
Net assets	$165,736

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$165,736	131,104	$1.26
Band 100	-	-	1.28
Band 75	-	-	1.29
Band 50	-	-	1.30
Band 25	-	-	1.31
Band 0	-	-	1.32
Total	$165,736	131,104

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,228
Mortality & expense charges			(857)
Net investment income (loss)			371

Gain (loss) on investments:
Net realized gain (loss)			(291)
Realized gain distributions			12,219
Net change in unrealized appreciation (depreciation)			(24,019)
Net gain (loss)			(12,091)

Increase (decrease) in net assets from operations			$(11,720)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$371	$(36)
Net realized gain (loss)		(291)	(18)
Realized gain distributions		12,219	7,977
Net change in unrealized appreciation (depreciation)		(24,019)	(8,814)

Increase (decrease) in net assets from operations		(11,720)	(891)

Contract owner transactions:
Proceeds from units sold		119,145	116,476
Cost of units redeemed		(404)	(56,824)
Account charges		(46)	-
Increase (decrease)		118,695	59,652
Net increase (decrease)		106,975	58,761
Net assets, beginning		58,761	-
Net assets, ending		$165,736	$58,761

Units sold		91,617	78,042
Units redeemed		(347)	(38,208)
Net increase (decrease)		91,270	39,834
Units outstanding, beginning		39,834	-
Units outstanding, ending		131,104	39,834

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$235,621
Cost of units redeemed/account charges			(57,274)
Net investment income (loss)			335
Net realized gain (loss)			(309)
Realized gain distributions			20,196
Net change in unrealized appreciation (depreciation)			(32,833)
Net assets			$165,736

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.26	131	$166	1.25%	-14.3%	12/31/2022	$1.28	0	$0	1.00%	-14.1%	12/31/2022	$1.29	0	$0	0.75%	-13.9%
12/31/2021	1.48	40	59	1.25%	31.3%	12/31/2021	1.48	0	0	1.00%	31.7%	12/31/2021	1.49	0	0	0.75%	32.0%
12/31/2020	1.12	0	0	1.25%	5.0%	12/31/2020	1.13	0	0	1.00%	5.3%	12/31/2020	1.13	0	0	0.75%	5.5%
12/31/2019	1.07	0	0	1.25%	7.0%	12/31/2019	1.07	0	0	1.00%	7.1%	12/31/2019	1.07	0	0	0.75%	7.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.30	0	$0	0.50%	-13.7%	12/31/2022	$1.31	0	$0	0.25%	-13.4%	12/31/2022	$1.32	0	$0	0.00%	-13.2%
12/31/2021	1.50	0	0	0.50%	32.3%	12/31/2021	1.51	0	0	0.25%	32.7%	12/31/2021	1.52	0	0	0.00%	33.0%
12/31/2020	1.14	0	0	0.50%	5.8%	12/31/2020	1.14	0	0	0.25%	6.1%	12/31/2020	1.14	0	0	0.00%	6.3%
12/31/2019	1.07	0	0	0.50%	7.3%	12/31/2019	1.07	0	0	0.25%	7.4%	12/31/2019	1.08	0	0	0.00%	7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.1%
2021	1.2%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Income Builder Fund R6 Class - 06-3W3 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.04
Band 100	-	-	1.05
Band 75	-	-	1.06
Band 50	-	-	1.07
Band 25	-	-	1.08
Band 0	-	-	1.09
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.04	0	$0	1.25%	-13.8%	12/31/2022	$1.05	0	$0	1.00%	-13.6%	12/31/2022	$1.06	0	$0	0.75%	-13.4%
12/31/2021	1.21	0	0	1.25%	7.9%	12/31/2021	1.22	0	0	1.00%	8.2%	12/31/2021	1.23	0	0	0.75%	8.5%
12/31/2020	1.12	0	0	1.25%	5.0%	12/31/2020	1.13	0	0	1.00%	5.3%	12/31/2020	1.13	0	0	0.75%	5.5%
12/31/2019	1.07	0	0	1.25%	6.7%	12/31/2019	1.07	0	0	1.00%	6.9%	12/31/2019	1.07	0	0	0.75%	7.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.07	0	$0	0.50%	-13.2%	12/31/2022	$1.08	0	$0	0.25%	-13.0%	12/31/2022	$1.09	0	$0	0.00%	-12.7%
12/31/2021	1.23	0	0	0.50%	8.8%	12/31/2021	1.24	0	0	0.25%	9.0%	12/31/2021	1.25	0	0	0.00%	9.3%
12/31/2020	1.14	0	0	0.50%	5.8%	12/31/2020	1.14	0	0	0.25%	6.1%	12/31/2020	1.15	0	0	0.00%	6.3%
12/31/2019	1.07	0	0	0.50%	7.3%	12/31/2019	1.08	0	0	0.25%	7.5%	12/31/2019	1.08	0	0	0.00%	7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Core Plus Bond Fund R6 Class - 06-3W6

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,549,296	$1,820,074	218,511
Receivables: investments sold	6,507
Payables: investments purchased	-
Net assets	$1,555,803

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,555,803	1,634,431	$0.95
Band 100	-	-	0.96
Band 75	-	-	0.97
Band 50	-	-	0.98
Band 25	-	-	0.99
Band 0	-	-	1.00
Total	$1,555,803	1,634,431

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$52,275
Mortality & expense charges			(20,229)
Net investment income (loss)			32,046

Gain (loss) on investments:
Net realized gain (loss)			(36,742)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(247,113)
Net gain (loss)			(283,855)

Increase (decrease) in net assets from operations			$(251,809)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$32,046	$23,116
Net realized gain (loss)		(36,742)	1,074
Realized gain distributions		-	12,894
Net change in unrealized appreciation (depreciation)		(247,113)	(29,876)

Increase (decrease) in net assets from operations		(251,809)	7,208

Contract owner transactions:
Proceeds from units sold		275,987	2,570,198
Cost of units redeemed		(350,686)	(1,261,087)
Account charges		(664)	(1,552)
Increase (decrease)		(75,363)	1,307,559
Net increase (decrease)		(327,172)	1,314,767
Net assets, beginning		1,882,975	568,208
Net assets, ending		$1,555,803	$1,882,975

Units sold		278,968	2,348,137
Units redeemed		(349,463)	(1,150,776)
Net increase (decrease)		(70,495)	1,197,361
Units outstanding, beginning		1,704,926	507,565
Units outstanding, ending		1,634,431	1,704,926

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$3,459,879
Cost of units redeemed/account charges			(1,680,545)
Net investment income (loss)			61,194
Net realized gain (loss)			(35,703)
Realized gain distributions			21,756
Net change in unrealized appreciation (depreciation)			(270,778)
Net assets			$1,555,803

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.95	1,634	$1,556	1.25%	-13.8%	12/31/2022	$0.96	0	$0	1.00%	-13.6%	12/31/2022	$0.97	0	$0	0.75%	-13.4%
12/31/2021	1.10	1,705	1,883	1.25%	-1.3%	12/31/2021	1.11	0	0	1.00%	-1.1%	12/31/2021	1.12	0	0	0.75%	-0.8%
12/31/2020	1.12	508	568	1.25%	6.5%	12/31/2020	1.12	0	0	1.00%	6.8%	12/31/2020	1.13	0	0	0.75%	7.1%
12/31/2019	1.05	0	0	1.25%	5.1%	12/31/2019	1.05	0	0	1.00%	5.3%	12/31/2019	1.06	0	0	0.75%	5.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.98	0	$0	0.50%	-13.2%	12/31/2022	$0.99	0	$0	0.25%	-12.9%	12/31/2022	$1.00	0	$0	0.00%	-12.7%
12/31/2021	1.13	0	0	0.50%	-0.6%	12/31/2021	1.14	0	0	0.25%	-0.4%	12/31/2021	1.14	0	0	0.00%	-0.1%
12/31/2020	1.13	0	0	0.50%	7.3%	12/31/2020	1.14	0	0	0.25%	7.6%	12/31/2020	1.14	0	0	0.00%	7.9%
12/31/2019	1.06	0	0	0.50%	5.7%	12/31/2019	1.06	0	0	0.25%	5.9%	12/31/2019	1.06	0	0	0.00%	6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.0%
2021	3.5%
2020	3.7%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetire Income R6 Class - 06-47H (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.00
Band 100	-	-	1.00
Band 75	-	-	1.01
Band 50	-	-	1.02
Band 25	-	-	1.03
Band 0	-	-	1.04
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.00	0	$0	1.25%	-15.0%	12/31/2022	$1.00	0	$0	1.00%	-14.7%	12/31/2022	$1.01	0	$0	0.75%	-14.5%
12/31/2021	1.17	0	0	1.25%	4.9%	12/31/2021	1.18	0	0	1.00%	5.1%	12/31/2021	1.18	0	0	0.75%	5.4%
12/31/2020	1.12	0	0	1.25%	8.7%	12/31/2020	1.12	0	0	1.00%	8.9%	12/31/2020	1.12	0	0	0.75%	9.2%
12/31/2019	1.03	0	0	1.25%	2.8%	12/31/2019	1.03	0	0	1.00%	2.9%	12/31/2019	1.03	0	0	0.75%	2.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.02	0	$0	0.50%	-14.3%	12/31/2022	$1.03	0	$0	0.25%	-14.1%	12/31/2022	$1.04	0	$0	0.00%	-13.9%
12/31/2021	1.19	0	0	0.50%	5.7%	12/31/2021	1.20	0	0	0.25%	5.9%	12/31/2021	1.21	0	0	0.00%	6.2%
12/31/2020	1.13	0	0	0.50%	9.5%	12/31/2020	1.13	0	0	0.25%	9.7%	12/31/2020	1.14	0	0	0.00%	10.0%
12/31/2019	1.03	0	0	0.50%	3.0%	12/31/2019	1.03	0	0	0.25%	3.1%	12/31/2019	1.03	0	0	0.00%	3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust UndscvrdMgrs Behavioral Val R6 Class - 06-4FX (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.34
Band 100	-	-	1.35
Band 75	-	-	1.36
Band 50	-	-	1.37
Band 25	-	-	1.38
Band 0	-	-	1.39
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.34	0	$0	1.25%	-2.3%	12/31/2022	$1.35	0	$0	1.00%	-2.1%	12/31/2022	$1.36	0	$0	0.75%	-1.8%
12/31/2021	1.37	0	0	1.25%	32.8%	12/31/2021	1.38	0	0	1.00%	33.2%	12/31/2021	1.39	0	0	0.75%	33.5%
12/31/2020	1.03	0	0	1.25%	2.3%	12/31/2020	1.04	0	0	1.00%	2.6%	12/31/2020	1.04	0	0	0.75%	2.8%
12/31/2019	1.01	0	0	1.25%	1.0%	12/31/2019	1.01	0	0	1.00%	1.0%	12/31/2019	1.01	0	0	0.75%	1.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.37	0	$0	0.50%	-1.6%	12/31/2022	$1.38	0	$0	0.25%	-1.3%	12/31/2022	$1.39	0	$0	0.00%	-1.1%
12/31/2021	1.39	0	0	0.50%	33.8%	12/31/2021	1.40	0	0	0.25%	34.2%	12/31/2021	1.41	0	0	0.00%	34.5%
12/31/2020	1.04	0	0	0.50%	3.1%	12/31/2020	1.04	0	0	0.25%	3.4%	12/31/2020	1.05	0	0	0.00%	3.6%
12/31/2019	1.01	0	0	0.50%	1.0%	12/31/2019	1.01	0	0	0.25%	1.0%	12/31/2019	1.01	0	0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Global Allocation R6 Class - 06-4FH

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,958	$2,031	115
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$1,958

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,958	1,877	$1.04
Band 100	-	-	1.05
Band 75	-	-	1.06
Band 50	-	-	1.07
Band 25	-	-	1.08
Band 0	-	-	1.09
Total	$1,958	1,877

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$91
Mortality & expense charges			(18)
Net investment income (loss)			73

Gain (loss) on investments:
Net realized gain (loss)			(147)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(73)
Net gain (loss)			(220)

Increase (decrease) in net assets from operations			$(147)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$73	$-
Net realized gain (loss)		(147)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(73)	-

Increase (decrease) in net assets from operations		(147)	-

Contract owner transactions:
Proceeds from units sold		7,143	-
Cost of units redeemed		(5,038)	-
Account charges		-	-
Increase (decrease)		2,105	-
Net increase (decrease)		1,958	-
Net assets, beginning		-	-
Net assets, ending		$1,958	$-

Units sold		6,491	-
Units redeemed		(4,614)	-
Net increase (decrease)		1,877	-
Units outstanding, beginning		-	-
Units outstanding, ending		1,877	-

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$7,143
Cost of units redeemed/account charges			(5,038)
Net investment income (loss)			73
Net realized gain (loss)			(147)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(73)
Net assets			$1,958

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.04	2	$2	1.25%	-19.5%	12/31/2022	$1.05	0	$0	1.00%	-19.2%	12/31/2022	$1.06	0	$0	0.75%	-19.0%
12/31/2021	1.29	0	0	1.25%	8.2%	12/31/2021	1.30	0	0	1.00%	8.5%	12/31/2021	1.31	0	0	0.75%	8.8%
12/31/2020	1.20	0	0	1.25%	14.2%	12/31/2020	1.20	0	0	1.00%	14.5%	12/31/2020	1.20	0	0	0.75%	14.8%
12/31/2019	1.05	0	0	1.25%	4.7%	12/31/2019	1.05	0	0	1.00%	4.8%	12/31/2019	1.05	0	0	0.75%	4.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.07	0	$0	0.50%	-18.8%	12/31/2022	$1.08	0	$0	0.25%	-18.6%	12/31/2022	$1.09	0	$0	0.00%	-18.4%
12/31/2021	1.32	0	0	0.50%	9.1%	12/31/2021	1.32	0	0	0.25%	9.3%	12/31/2021	1.33	0	0	0.00%	9.6%
12/31/2020	1.21	0	0	0.50%	15.1%	12/31/2020	1.21	0	0	0.25%	15.4%	12/31/2020	1.21	0	0	0.00%	15.7%
12/31/2019	1.05	0	0	0.50%	4.9%	12/31/2019	1.05	0	0	0.25%	5.0%	12/31/2019	1.05	0	0	0.00%	5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	9.3%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetire 2020 R6 Class - 06-46R

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$243,510	$246,105	17,289
Receivables: investments sold	-
Payables: investments purchased	(69)
Net assets	$243,441

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$243,441	242,046	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.02
Band 50	-	-	1.03
Band 25	-	-	1.04
Band 0	-	-	1.05
Total	$243,441	242,046

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$7,695
Mortality & expense charges			(775)
Net investment income (loss)			6,920

Gain (loss) on investments:
Net realized gain (loss)			2
Realized gain distributions			4,850
Net change in unrealized appreciation (depreciation)			(2,595)
Net gain (loss)			2,257

Increase (decrease) in net assets from operations			$9,177

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,920	$-
Net realized gain (loss)		2	-
Realized gain distributions		4,850	-
Net change in unrealized appreciation (depreciation)		(2,595)	-

Increase (decrease) in net assets from operations		9,177	-

Contract owner transactions:
Proceeds from units sold		234,397	-
Cost of units redeemed		-	-
Account charges		(133)	-
Increase (decrease)		234,264	-
Net increase (decrease)		243,441	-
Net assets, beginning		-	-
Net assets, ending		$243,441	$-

Units sold		242,181	-
Units redeemed		(135)	-
Net increase (decrease)		242,046	-
Units outstanding, beginning		-	-
Units outstanding, ending		242,046	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$234,397
Cost of units redeemed/account charges			(133)
Net investment income (loss)			6,920
Net realized gain (loss)			2
Realized gain distributions			4,850
Net change in unrealized appreciation (depreciation)			(2,595)
Net assets			$243,441

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.01	242	$243	1.25%	-14.9%	12/31/2022	$1.01	0	$0	1.00%	-14.7%	12/31/2022	$1.02	0	$0	0.75%	-14.5%
12/31/2021	1.18	0	0	1.25%	4.8%	12/31/2021	1.19	0	0	1.00%	5.1%	12/31/2021	1.20	0	0	0.75%	5.3%
12/31/2020	1.13	0	0	1.25%	9.1%	12/31/2020	1.13	0	0	1.00%	9.4%	12/31/2020	1.14	0	0	0.75%	9.7%
12/31/2019	1.03	0	0	1.25%	3.4%	12/31/2019	1.03	0	0	1.00%	3.5%	12/31/2019	1.04	0	0	0.75%	3.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.03	0	$0	0.50%	-14.3%	12/31/2022	$1.04	0	$0	0.25%	-14.1%	12/31/2022	$1.05	0	$0	0.00%	-13.9%
12/31/2021	1.20	0	0	0.50%	5.6%	12/31/2021	1.21	0	0	0.25%	5.9%	12/31/2021	1.22	0	0	0.00%	6.1%
12/31/2020	1.14	0	0	0.50%	9.9%	12/31/2020	1.14	0	0	0.25%	10.2%	12/31/2020	1.15	0	0	0.00%	10.5%
12/31/2019	1.04	0	0	0.50%	3.7%	12/31/2019	1.04	0	0	0.25%	3.8%	12/31/2019	1.04	0	0	0.00%	3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	6.3%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetire 2025 R6 Class - 06-46T

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$145,095	$148,291	9,928
Receivables: investments sold	-
Payables: investments purchased	(41)
Net assets	$145,054

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$145,054	139,619	$1.04
Band 100	-	-	1.05
Band 75	-	-	1.06
Band 50	-	-	1.07
Band 25	-	-	1.07
Band 0	-	-	1.08
Total	$145,054	139,619

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$4,063
Mortality & expense charges			(459)
Net investment income (loss)			3,604

Gain (loss) on investments:
Net realized gain (loss)			8
Realized gain distributions			6,104
Net change in unrealized appreciation (depreciation)			(3,196)
Net gain (loss)			2,916

Increase (decrease) in net assets from operations			$6,520

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,604	$-
Net realized gain (loss)		8	-
Realized gain distributions		6,104	-
Net change in unrealized appreciation (depreciation)		(3,196)	-

Increase (decrease) in net assets from operations		6,520	-

Contract owner transactions:
Proceeds from units sold		138,619	-
Cost of units redeemed		-	-
Account charges		(85)	-
Increase (decrease)		138,534	-
Net increase (decrease)		145,054	-
Net assets, beginning		-	-
Net assets, ending		$145,054	$-

Units sold		139,703	-
Units redeemed		(84)	-
Net increase (decrease)		139,619	-
Units outstanding, beginning		-	-
Units outstanding, ending		139,619	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$138,619
Cost of units redeemed/account charges			(85)
Net investment income (loss)			3,604
Net realized gain (loss)			8
Realized gain distributions			6,104
Net change in unrealized appreciation (depreciation)			(3,196)
Net assets			$145,054

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.04	140	$145	1.25%	-16.6%	12/31/2022	$1.05	0	$0	1.00%	-16.3%	12/31/2022	$1.06	0	$0	0.75%	-16.1%
12/31/2021	1.25	0	0	1.25%	7.4%	12/31/2021	1.25	0	0	1.00%	7.7%	12/31/2021	1.26	0	0	0.75%	7.9%
12/31/2020	1.16	0	0	1.25%	10.5%	12/31/2020	1.16	0	0	1.00%	10.8%	12/31/2020	1.17	0	0	0.75%	11.1%
12/31/2019	1.05	0	0	1.25%	4.9%	12/31/2019	1.05	0	0	1.00%	5.0%	12/31/2019	1.05	0	0	0.75%	5.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.07	0	$0	0.50%	-15.9%	12/31/2022	$1.07	0	$0	0.25%	-15.7%	12/31/2022	$1.08	0	$0	0.00%	-15.5%
12/31/2021	1.27	0	0	0.50%	8.2%	12/31/2021	1.27	0	0	0.25%	8.5%	12/31/2021	1.28	0	0	0.00%	8.7%
12/31/2020	1.17	0	0	0.50%	11.3%	12/31/2020	1.18	0	0	0.25%	11.6%	12/31/2020	1.18	0	0	0.00%	11.9%
12/31/2019	1.05	0	0	0.50%	5.2%	12/31/2019	1.05	0	0	0.25%	5.3%	12/31/2019	1.05	0	0	0.00%	5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	5.6%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetire 2030 R6 Class - 06-46V

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$80,013	$81,855	266
Receivables: investments sold	-
Payables: investments purchased	(75,829)
Net assets	$4,184

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,184	3,916	$1.07
Band 100	-	-	1.08
Band 75	-	-	1.09
Band 50	-	-	1.10
Band 25	-	-	1.10
Band 0	-	-	1.11
Total	$4,184	3,916

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$2,028
Mortality & expense charges			(253)
Net investment income (loss)			1,775

Gain (loss) on investments:
Net realized gain (loss)			1
Realized gain distributions			4,366
Net change in unrealized appreciation (depreciation)			(1,842)
Net gain (loss)			2,525

Increase (decrease) in net assets from operations			$4,300

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,775	$-
Net realized gain (loss)		1	-
Realized gain distributions		4,366	-
Net change in unrealized appreciation (depreciation)		(1,842)	-

Increase (decrease) in net assets from operations		4,300	-

Contract owner transactions:
Proceeds from units sold		75,744	-
Cost of units redeemed		(75,826)	-
Account charges		(34)	-
Increase (decrease)		(116)	-
Net increase (decrease)		4,184	-
Net assets, beginning		-	-
Net assets, ending		$4,184	$-

Units sold		74,909	-
Units redeemed		(70,993)	-
Net increase (decrease)		3,916	-
Units outstanding, beginning		-	-
Units outstanding, ending		3,916	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$75,744
Cost of units redeemed/account charges			(75,860)
Net investment income (loss)			1,775
Net realized gain (loss)			1
Realized gain distributions			4,366
Net change in unrealized appreciation (depreciation)			(1,842)
Net assets			$4,184

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.07	4	$4	1.25%	-17.5%	12/31/2022	$1.08	0	$0	1.00%	-17.3%	12/31/2022	$1.09	0	$0	0.75%	-17.1%
12/31/2021	1.30	0	0	1.25%	9.5%	12/31/2021	1.30	0	0	1.00%	9.8%	12/31/2021	1.31	0	0	0.75%	10.1%
12/31/2020	1.18	0	0	1.25%	11.3%	12/31/2020	1.19	0	0	1.00%	11.6%	12/31/2020	1.19	0	0	0.75%	11.9%
12/31/2019	1.06	0	0	1.25%	6.2%	12/31/2019	1.06	0	0	1.00%	6.3%	12/31/2019	1.06	0	0	0.75%	6.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.10	0	$0	0.50%	-16.9%	12/31/2022	$1.10	0	$0	0.25%	-16.7%	12/31/2022	$1.11	0	$0	0.00%	-16.5%
12/31/2021	1.32	0	0	0.50%	10.3%	12/31/2021	1.33	0	0	0.25%	10.6%	12/31/2021	1.33	0	0	0.00%	10.9%
12/31/2020	1.19	0	0	0.50%	12.2%	12/31/2020	1.20	0	0	0.25%	12.5%	12/31/2020	1.20	0	0	0.00%	12.7%
12/31/2019	1.06	0	0	0.50%	6.5%	12/31/2019	1.07	0	0	0.25%	6.6%	12/31/2019	1.07	0	0	0.00%	6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	96.9%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetire 2035 R6 Class - 06-46W

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$77,765	$79,338	4,819
Receivables: investments sold	-
Payables: investments purchased	(22)
Net assets	$77,743

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$77,743	69,216	$1.12
Band 100	-	-	1.13
Band 75	-	-	1.14
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.17
Total	$77,743	69,216

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,734
Mortality & expense charges			(245)
Net investment income (loss)			1,489

Gain (loss) on investments:
Net realized gain (loss)			4
Realized gain distributions			4,822
Net change in unrealized appreciation (depreciation)			(1,573)
Net gain (loss)			3,253

Increase (decrease) in net assets from operations			$4,742

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,489	$-
Net realized gain (loss)		4	-
Realized gain distributions		4,822	-
Net change in unrealized appreciation (depreciation)		(1,573)	-

Increase (decrease) in net assets from operations		4,742	-

Contract owner transactions:
Proceeds from units sold		73,043	-
Cost of units redeemed		-	-
Account charges		(42)	-
Increase (decrease)		73,001	-
Net increase (decrease)		77,743	-
Net assets, beginning		-	-
Net assets, ending		$77,743	$-

Units sold		69,255	-
Units redeemed		(39)	-
Net increase (decrease)		69,216	-
Units outstanding, beginning		-	-
Units outstanding, ending		69,216	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$73,043
Cost of units redeemed/account charges			(42)
Net investment income (loss)			1,489
Net realized gain (loss)			4
Realized gain distributions			4,822
Net change in unrealized appreciation (depreciation)			(1,573)
Net assets			$77,743

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.12	69	$78	1.25%	-18.2%	12/31/2022	$1.13	0	$0	1.00%	-18.0%	12/31/2022	$1.14	0	$0	0.75%	-17.8%
12/31/2021	1.37	0	0	1.25%	12.6%	12/31/2021	1.38	0	0	1.00%	12.9%	12/31/2021	1.39	0	0	0.75%	13.2%
12/31/2020	1.22	0	0	1.25%	13.0%	12/31/2020	1.22	0	0	1.00%	13.3%	12/31/2020	1.23	0	0	0.75%	13.6%
12/31/2019	1.08	0	0	1.25%	7.8%	12/31/2019	1.08	0	0	1.00%	7.9%	12/31/2019	1.08	0	0	0.75%	8.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.15	0	$0	0.50%	-17.5%	12/31/2022	$1.16	0	$0	0.25%	-17.3%	12/31/2022	$1.17	0	$0	0.00%	-17.1%
12/31/2021	1.40	0	0	0.50%	13.5%	12/31/2021	1.40	0	0	0.25%	13.8%	12/31/2021	1.41	0	0	0.00%	14.1%
12/31/2020	1.23	0	0	0.50%	13.9%	12/31/2020	1.23	0	0	0.25%	14.2%	12/31/2020	1.24	0	0	0.00%	14.5%
12/31/2019	1.08	0	0	0.50%	8.1%	12/31/2019	1.08	0	0	0.25%	8.2%	12/31/2019	1.08	0	0	0.00%	8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	4.5%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetire 2040 R6 Class - 06-46X

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$135,923	$139,020	7,900
Receivables: investments sold	-
Payables: investments purchased	(38)
Net assets	$135,885

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$135,885	117,790	$1.15
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$135,885	117,790

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$2,854
Mortality & expense charges			(400)
Net investment income (loss)			2,454

Gain (loss) on investments:
Net realized gain (loss)			4
Realized gain distributions			10,177
Net change in unrealized appreciation (depreciation)			(3,097)
Net gain (loss)			7,084

Increase (decrease) in net assets from operations			$9,538

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,454	$-
Net realized gain (loss)		4	-
Realized gain distributions		10,177	-
Net change in unrealized appreciation (depreciation)		(3,097)	-

Increase (decrease) in net assets from operations		9,538	-

Contract owner transactions:
Proceeds from units sold		126,423	-
Cost of units redeemed		-	-
Account charges		(76)	-
Increase (decrease)		126,347	-
Net increase (decrease)		135,885	-
Net assets, beginning		-	-
Net assets, ending		$135,885	$-

Units sold		117,858	-
Units redeemed		(68)	-
Net increase (decrease)		117,790	-
Units outstanding, beginning		-	-
Units outstanding, ending		117,790	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$126,423
Cost of units redeemed/account charges			(76)
Net investment income (loss)			2,454
Net realized gain (loss)			4
Realized gain distributions			10,177
Net change in unrealized appreciation (depreciation)			(3,097)
Net assets			$135,885

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.15	118	$136	1.25%	-18.7%	12/31/2022	$1.16	0	$0	1.00%	-18.5%	12/31/2022	$1.17	0	$0	0.75%	-18.2%
12/31/2021	1.42	0	0	1.25%	14.4%	12/31/2021	1.43	0	0	1.00%	14.7%	12/31/2021	1.43	0	0	0.75%	15.0%
12/31/2020	1.24	0	0	1.25%	13.8%	12/31/2020	1.24	0	0	1.00%	14.1%	12/31/2020	1.25	0	0	0.75%	14.3%
12/31/2019	1.09	0	0	1.25%	8.9%	12/31/2019	1.09	0	0	1.00%	9.0%	12/31/2019	1.09	0	0	0.75%	9.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.18	0	$0	0.50%	-18.0%	12/31/2022	$1.19	0	$0	0.25%	-17.8%	12/31/2022	$1.20	0	$0	0.00%	-17.6%
12/31/2021	1.44	0	0	0.50%	15.3%	12/31/2021	1.45	0	0	0.25%	15.6%	12/31/2021	1.46	0	0	0.00%	15.9%
12/31/2020	1.25	0	0	0.50%	14.6%	12/31/2020	1.26	0	0	0.25%	14.9%	12/31/2020	1.26	0	0	0.00%	15.2%
12/31/2019	1.09	0	0	0.50%	9.2%	12/31/2019	1.09	0	0	0.25%	9.3%	12/31/2019	1.09	0	0	0.00%	9.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	4.2%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetire 2045 R6 Class - 06-46Y

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$50,646	$52,324	2,981
Receivables: investments sold	-
Payables: investments purchased	(14)
Net assets	$50,632

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$50,632	43,049	$1.18
Band 100	-	-	1.19
Band 75	-	-	1.20
Band 50	-	-	1.21
Band 25	-	-	1.22
Band 0	-	-	1.23
Total	$50,632	43,049

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$950
Mortality & expense charges			(156)
Net investment income (loss)			794

Gain (loss) on investments:
Net realized gain (loss)			(32)
Realized gain distributions			4,320
Net change in unrealized appreciation (depreciation)			(1,678)
Net gain (loss)			2,610

Increase (decrease) in net assets from operations			$3,404

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$794	$-
Net realized gain (loss)		(32)	-
Realized gain distributions		4,320	-
Net change in unrealized appreciation (depreciation)		(1,678)	-

Increase (decrease) in net assets from operations		3,404	-

Contract owner transactions:
Proceeds from units sold		49,276	-
Cost of units redeemed		(1,985)	-
Account charges		(63)	-
Increase (decrease)		47,228	-
Net increase (decrease)		50,632	-
Net assets, beginning		-	-
Net assets, ending		$50,632	$-

Units sold		44,937	-
Units redeemed		(1,888)	-
Net increase (decrease)		43,049	-
Units outstanding, beginning		-	-
Units outstanding, ending		43,049	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$49,277
Cost of units redeemed/account charges			(2,067)
Net investment income (loss)			811
Net realized gain (loss)			(31)
Realized gain distributions			4,320
Net change in unrealized appreciation (depreciation)			(1,678)
Net assets			$50,632

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.18	43	$51	1.25%	-19.1%	12/31/2022	$1.19	0	$0	1.00%	-18.9%	12/31/2022	$1.20	0	$0	0.75%	-18.7%
12/31/2021	1.45	0	0	1.25%	16.2%	12/31/2021	1.46	0	0	1.00%	16.5%	12/31/2021	1.47	0	0	0.75%	16.8%
12/31/2020	1.25	0	0	1.25%	14.2%	12/31/2020	1.26	0	0	1.00%	14.5%	12/31/2020	1.26	0	0	0.75%	14.8%
12/31/2019	1.10	0	0	1.25%	9.6%	12/31/2019	1.10	0	0	1.00%	9.7%	12/31/2019	1.10	0	0	0.75%	9.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.21	0	$0	0.50%	-18.5%	12/31/2022	$1.22	0	$0	0.25%	-18.3%	12/31/2022	$1.23	0	$0	0.00%	-18.1%
12/31/2021	1.48	0	0	0.50%	17.1%	12/31/2021	1.49	0	0	0.25%	17.4%	12/31/2021	1.50	0	0	0.00%	17.7%
12/31/2020	1.26	0	0	0.50%	15.1%	12/31/2020	1.27	0	0	0.25%	15.4%	12/31/2020	1.27	0	0	0.00%	15.6%
12/31/2019	1.10	0	0	0.50%	9.9%	12/31/2019	1.10	0	0	0.25%	9.9%	12/31/2019	1.10	0	0	0.00%	10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.8%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetire 2050 R6 Class - 06-47C

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$17,828	$18,450	1,038
Receivables: investments sold	-
Payables: investments purchased	(5)
Net assets	$17,823

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$17,823	15,187	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	-	-	1.22
Total	$17,823	15,187

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$348
Mortality & expense charges			(52)
Net investment income (loss)			296

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			1,408
Net change in unrealized appreciation (depreciation)			(622)
Net gain (loss)			786

Increase (decrease) in net assets from operations			$1,082

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$296	$-
Net realized gain (loss)		-	-
Realized gain distributions		1,408	-
Net change in unrealized appreciation (depreciation)		(622)	-

Increase (decrease) in net assets from operations		1,082	-

Contract owner transactions:
Proceeds from units sold		16,783	-
Cost of units redeemed		-	-
Account charges		(42)	-
Increase (decrease)		16,741	-
Net increase (decrease)		17,823	-
Net assets, beginning		-	-
Net assets, ending		$17,823	$-

Units sold		15,224	-
Units redeemed		(37)	-
Net increase (decrease)		15,187	-
Units outstanding, beginning		-	-
Units outstanding, ending		15,187	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$16,783
Cost of units redeemed/account charges			(42)
Net investment income (loss)			296
Net realized gain (loss)			-
Realized gain distributions			1,408
Net change in unrealized appreciation (depreciation)			(622)
Net assets			$17,823

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.17	15	$18	1.25%	-19.2%	12/31/2022	$1.18	0	$0	1.00%	-19.0%	12/31/2022	$1.19	0	$0	0.75%	-18.8%
12/31/2021	1.45	0	0	1.25%	16.1%	12/31/2021	1.46	0	0	1.00%	16.4%	12/31/2021	1.47	0	0	0.75%	16.7%
12/31/2020	1.25	0	0	1.25%	14.2%	12/31/2020	1.26	0	0	1.00%	14.4%	12/31/2020	1.26	0	0	0.75%	14.7%
12/31/2019	1.10	0	0	1.25%	9.6%	12/31/2019	1.10	0	0	1.00%	9.7%	12/31/2019	1.10	0	0	0.75%	9.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.20	0	$0	0.50%	-18.6%	12/31/2022	$1.21	0	$0	0.25%	-18.4%	12/31/2022	$1.22	0	$0	0.00%	-18.2%
12/31/2021	1.48	0	0	0.50%	17.0%	12/31/2021	1.49	0	0	0.25%	17.3%	12/31/2021	1.50	0	0	0.00%	17.6%
12/31/2020	1.26	0	0	0.50%	15.0%	12/31/2020	1.27	0	0	0.25%	15.3%	12/31/2020	1.27	0	0	0.00%	15.6%
12/31/2019	1.10	0	0	0.50%	9.9%	12/31/2019	1.10	0	0	0.25%	10.0%	12/31/2019	1.10	0	0	0.00%	10.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.9%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetire 2055 R6 Class - 06-47F

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,616	$14,939	706
Receivables: investments sold	-
Payables: investments purchased	(4)
Net assets	$14,612

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$14,612	12,431	$1.18
Band 100	-	-	1.19
Band 75	-	-	1.20
Band 50	-	-	1.21
Band 25	-	-	1.22
Band 0	-	-	1.23
Total	$14,612	12,431

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$275
Mortality & expense charges			(45)
Net investment income (loss)			230

Gain (loss) on investments:
Net realized gain (loss)			1
Realized gain distributions			1,092
Net change in unrealized appreciation (depreciation)			(323)
Net gain (loss)			770

Increase (decrease) in net assets from operations			$1,000

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$230	$-
Net realized gain (loss)		1	-
Realized gain distributions		1,092	-
Net change in unrealized appreciation (depreciation)		(323)	-

Increase (decrease) in net assets from operations		1,000	-

Contract owner transactions:
Proceeds from units sold		13,644	-
Cost of units redeemed		-	-
Account charges		(32)	-
Increase (decrease)		13,612	-
Net increase (decrease)		14,612	-
Net assets, beginning		-	-
Net assets, ending		$14,612	$-

Units sold		12,459	-
Units redeemed		(28)	-
Net increase (decrease)		12,431	-
Units outstanding, beginning		-	-
Units outstanding, ending		12,431	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$13,644
Cost of units redeemed/account charges			(32)
Net investment income (loss)			230
Net realized gain (loss)			1
Realized gain distributions			1,092
Net change in unrealized appreciation (depreciation)			(323)
Net assets			$14,612

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.18	12	$15	1.25%	-19.2%	12/31/2022	$1.19	0	$0	1.00%	-19.0%	12/31/2022	$1.20	0	$0	0.75%	-18.8%
12/31/2021	1.45	0	0	1.25%	16.2%	12/31/2021	1.46	0	0	1.00%	16.5%	12/31/2021	1.47	0	0	0.75%	16.8%
12/31/2020	1.25	0	0	1.25%	14.2%	12/31/2020	1.26	0	0	1.00%	14.4%	12/31/2020	1.26	0	0	0.75%	14.7%
12/31/2019	1.10	0	0	1.25%	9.6%	12/31/2019	1.10	0	0	1.00%	9.7%	12/31/2019	1.10	0	0	0.75%	9.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.21	0	$0	0.50%	-18.6%	12/31/2022	$1.22	0	$0	0.25%	-18.4%	12/31/2022	$1.23	0	$0	0.00%	-18.2%
12/31/2021	1.48	0	0	0.50%	17.1%	12/31/2021	1.49	0	0	0.25%	17.4%	12/31/2021	1.50	0	0	0.00%	17.7%
12/31/2020	1.26	0	0	0.50%	15.0%	12/31/2020	1.27	0	0	0.25%	15.3%	12/31/2020	1.27	0	0	0.00%	15.6%
12/31/2019	1.10	0	0	0.50%	9.9%	12/31/2019	1.10	0	0	0.25%	10.0%	12/31/2019	1.10	0	0	0.00%	10.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.8%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetire 2060 R6 Class - 06-47G

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,632	$3,700	207
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$3,631

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,631	3,091	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	-	-	1.22
Total	$3,631	3,091

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$65
Mortality & expense charges			(8)
Net investment income (loss)			57

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			155
Net change in unrealized appreciation (depreciation)			(68)
Net gain (loss)			87

Increase (decrease) in net assets from operations			$144

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$57	$-
Net realized gain (loss)		-	-
Realized gain distributions		155	-
Net change in unrealized appreciation (depreciation)		(68)	-

Increase (decrease) in net assets from operations		144	-

Contract owner transactions:
Proceeds from units sold		3,518	-
Cost of units redeemed		-	-
Account charges		(31)	-
Increase (decrease)		3,487	-
Net increase (decrease)		3,631	-
Net assets, beginning		-	-
Net assets, ending		$3,631	$-

Units sold		3,118	-
Units redeemed		(27)	-
Net increase (decrease)		3,091	-
Units outstanding, beginning		-	-
Units outstanding, ending		3,091	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$3,518
Cost of units redeemed/account charges			(31)
Net investment income (loss)			57
Net realized gain (loss)			-
Realized gain distributions			155
Net change in unrealized appreciation (depreciation)			(68)
Net assets			$3,631

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.17	3	$4	1.25%	-19.1%	12/31/2022	$1.18	0	$0	1.00%	-18.9%	12/31/2022	$1.19	0	$0	0.75%	-18.7%
12/31/2021	1.45	0	0	1.25%	16.2%	12/31/2021	1.46	0	0	1.00%	16.5%	12/31/2021	1.47	0	0	0.75%	16.8%
12/31/2020	1.25	0	0	1.25%	14.0%	12/31/2020	1.25	0	0	1.00%	14.3%	12/31/2020	1.26	0	0	0.75%	14.6%
12/31/2019	1.10	0	0	1.25%	9.6%	12/31/2019	1.10	0	0	1.00%	9.7%	12/31/2019	1.10	0	0	0.75%	9.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.20	0	$0	0.50%	-18.5%	12/31/2022	$1.21	0	$0	0.25%	-18.3%	12/31/2022	$1.22	0	$0	0.00%	-18.1%
12/31/2021	1.48	0	0	0.50%	17.1%	12/31/2021	1.49	0	0	0.25%	17.4%	12/31/2021	1.50	0	0	0.00%	17.7%
12/31/2020	1.26	0	0	0.50%	14.9%	12/31/2020	1.27	0	0	0.25%	15.2%	12/31/2020	1.27	0	0	0.00%	15.5%
12/31/2019	1.10	0	0	0.50%	9.8%	12/31/2019	1.10	0	0	0.25%	9.9%	12/31/2019	1.10	0	0	0.00%	10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.6%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Global Bond Opps R6 Class - 06-4GH

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$171,753	$189,800	18,213
Receivables: investments sold	912
Payables: investments purchased	-
Net assets	$172,665

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$172,665	174,916	$0.99
Band 100	-	-	0.99
Band 75	-	-	1.00
Band 50	-	-	1.01
Band 25	-	-	1.02
Band 0	-	-	1.02
Total	$172,665	174,916

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$6,195
Mortality & expense charges			(2,069)
Net investment income (loss)			4,126

Gain (loss) on investments:
Net realized gain (loss)			(466)
Realized gain distributions			40
Net change in unrealized appreciation (depreciation)			(15,848)
Net gain (loss)			(16,274)

Increase (decrease) in net assets from operations			$(12,148)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,126	$2,886
Net realized gain (loss)		(466)	234
Realized gain distributions		40	-
Net change in unrealized appreciation (depreciation)		(15,848)	(2,796)

Increase (decrease) in net assets from operations		(12,148)	324

Contract owner transactions:
Proceeds from units sold		17,291	200,496
Cost of units redeemed		(7,603)	(49,789)
Account charges		(3)	-
Increase (decrease)		9,685	150,707
Net increase (decrease)		(2,463)	151,031
Net assets, beginning		175,128	24,097
Net assets, ending		$172,665	$175,128

Units sold		17,409	189,211
Units redeemed		(7,382)	(47,069)
Net increase (decrease)		10,027	142,142
Units outstanding, beginning		164,889	22,747
Units outstanding, ending		174,916	164,889

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$241,077
Cost of units redeemed/account charges			(57,395)
Net investment income (loss)			7,221
Net realized gain (loss)			(231)
Realized gain distributions			40
Net change in unrealized appreciation (depreciation)			(18,047)
Net assets			$172,665

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.99	175	$173	1.25%	-7.1%	12/31/2022	$0.99	0	$0	1.00%	-6.8%	12/31/2022	$1.00	0	$0	0.75%	-6.6%
12/31/2021	1.06	165	175	1.25%	0.3%	12/31/2021	1.07	0	0	1.00%	0.5%	12/31/2021	1.07	0	0	0.75%	0.8%
12/31/2020	1.06	23	24	1.25%	5.9%	12/31/2020	1.06	0	0	1.00%	6.2%	12/31/2020	1.06	0	0	0.75%	6.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.01	0	$0	0.50%	-6.4%	12/31/2022	$1.02	0	$0	0.25%	-6.1%	12/31/2022	$1.02	0	$0	0.00%	-5.9%
12/31/2021	1.08	0	0	0.50%	1.0%	12/31/2021	1.08	0	0	0.25%	1.3%	12/31/2021	1.09	0	0	0.00%	1.5%
12/31/2020	1.07	0	0	0.50%	6.7%	12/31/2020	1.07	0	0	0.25%	6.9%	12/31/2020	1.07	0	0	0.00%	7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.6%
2021	5.1%
2020	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Income R6 Class - 06-4GJ

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$92,621	$97,464	11,277
Receivables: investments sold	76
Payables: investments purchased	-
Net assets	$92,697

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$92,697	98,722	$0.94
Band 100	-	-	0.95
Band 75	-	-	0.95
Band 50	-	-	0.96
Band 25	-	-	0.97
Band 0	-	-	0.97
Total	$92,697	98,722

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,886
Mortality & expense charges			(450)
Net investment income (loss)			1,436

Gain (loss) on investments:
Net realized gain (loss)			(109)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(4,813)
Net gain (loss)			(4,922)

Increase (decrease) in net assets from operations			$(3,486)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,436	$46
Net realized gain (loss)		(109)	6
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(4,813)	(30)

Increase (decrease) in net assets from operations		(3,486)	22

Contract owner transactions:
Proceeds from units sold		137,185	9,506
Cost of units redeemed		(44,996)	(5,492)
Account charges		(42)	-
Increase (decrease)		92,147	4,014
Net increase (decrease)		88,661	4,036
Net assets, beginning		4,036	-
Net assets, ending		$92,697	$4,036

Units sold		142,348	9,156
Units redeemed		(47,515)	(5,267)
Net increase (decrease)		94,833	3,889
Units outstanding, beginning		3,889	-
Units outstanding, ending		98,722	3,889

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$146,691
Cost of units redeemed/account charges			(50,530)
Net investment income (loss)			1,482
Net realized gain (loss)			(103)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(4,843)
Net assets			$92,697

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.94	99	$93	1.25%	-9.5%	12/31/2022	$0.95	0	$0	1.00%	-9.3%	12/31/2022	$0.95	0	$0	0.75%	-9.1%
12/31/2021	1.04	4	4	1.25%	2.3%	12/31/2021	1.04	0	0	1.00%	2.5%	12/31/2021	1.05	0	0	0.75%	2.8%
12/31/2020	1.01	0	0	1.25%	1.5%	12/31/2020	1.02	0	0	1.00%	1.7%	12/31/2020	1.02	0	0	0.75%	1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.96	0	$0	0.50%	-8.8%	12/31/2022	$0.97	0	$0	0.25%	-8.6%	12/31/2022	$0.97	0	$0	0.00%	-8.4%
12/31/2021	1.05	0	0	0.50%	3.0%	12/31/2021	1.06	0	0	0.25%	3.3%	12/31/2021	1.06	0	0	0.00%	3.6%
12/31/2020	1.02	0	0	0.50%	2.2%	12/31/2020	1.02	0	0	0.25%	2.4%	12/31/2020	1.03	0	0	0.00%	2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.9%
2021	3.4%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Sm Cap Equity I Inst Class - 06-4MR (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.44
Band 100	-	-	1.45
Band 75	-	-	1.46
Band 50	-	-	1.47
Band 25	-	-	1.48
Band 0	-	-	1.49
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /15 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.44	0	$0	1.25%	-17.1%	12/31/2022	$1.45	0	$0	1.00%	-16.9%	12/31/2022	$1.46	0	$0	0.75%	-16.7%
12/31/2021	1.74	0	0	1.25%	14.6%	12/31/2021	1.75	0	0	1.00%	14.9%	12/31/2021	1.75	0	0	0.75%	15.1%
12/31/2020	1.52	0	0	1.25%	51.8%	12/31/2020	1.52	0	0	1.00%	52.1%	12/31/2020	1.52	0	0	0.75%	52.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.47	0	$0	0.50%	-16.5%	12/31/2022	$1.48	0	$0	0.25%	-16.3%	12/31/2022	$1.49	0	$0	0.00%	-16.1%
12/31/2021	1.76	0	0	0.50%	15.4%	12/31/2021	1.77	0	0	0.25%	15.7%	12/31/2021	1.78	0	0	0.00%	16.0%
12/31/2020	1.53	0	0	0.50%	52.5%	12/31/2020	1.53	0	0	0.25%	52.8%	12/31/2020	1.53	0	0	0.00%	53.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan US Equity R6 Class - 06-4TC

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,419,293	$1,632,406	82,730
Receivables: investments sold	1,193
Payables: investments purchased	-
Net assets	$1,420,486

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,420,486	1,456,464	$0.98
Band 100	-	-	0.98
Band 75	-	-	0.98
Band 50	-	-	0.99
Band 25	-	-	0.99
Band 0	-	-	1.00
Total	$1,420,486	1,456,464

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$12,421
Mortality & expense charges			(11,823)
Net investment income (loss)			598

Gain (loss) on investments:
Net realized gain (loss)			(89,519)
Realized gain distributions			44,710
Net change in unrealized appreciation (depreciation)			(132,371)
Net gain (loss)			(177,180)

Increase (decrease) in net assets from operations			$(176,582)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$598	$570
Net realized gain (loss)		(89,519)	(104)
Realized gain distributions		44,710	89,822
Net change in unrealized appreciation (depreciation)		(132,371)	(80,742)

Increase (decrease) in net assets from operations		(176,582)	9,546

Contract owner transactions:
Proceeds from units sold		1,135,444	2,061,543
Cost of units redeemed		(631,570)	(977,014)
Account charges		(881)	-
Increase (decrease)		502,993	1,084,529
Net increase (decrease)		326,411	1,094,075
Net assets, beginning		1,094,075	-
Net assets, ending		$1,420,486	$1,094,075

Units sold		1,142,443	3,335,124
Units redeemed		(585,944)	(2,435,159)
Net increase (decrease)		556,499	899,965
Units outstanding, beginning		899,965	-
Units outstanding, ending		1,456,464	899,965

* Date of Fund Inception into Variable Account: 2 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$3,196,987
Cost of units redeemed/account charges			(1,609,465)
Net investment income (loss)			1,168
Net realized gain (loss)			(89,623)
Realized gain distributions			134,532
Net change in unrealized appreciation (depreciation)			(213,113)
Net assets			$1,420,486

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.98	1,456	$1,420	1.25%	-19.8%	12/31/2022	$0.98	0	$0	1.00%	-19.6%	12/31/2022	$0.98	0	$0	0.75%	-19.4%
12/31/2021	1.22	900	1,094	1.25%	21.6%	12/31/2021	1.22	0	0	1.00%	21.8%	12/31/2021	1.22	0	0	0.75%	22.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.99	0	$0	0.50%	-19.2%	12/31/2022	$0.99	0	$0	0.25%	-19.0%	12/31/2022	$1.00	0	$0	0.00%	-18.8%
12/31/2021	1.22	0	0	0.50%	22.4%	12/31/2021	1.23	0	0	0.25%	22.6%	12/31/2021	1.23	0	0	0.00%	22.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.0%
2021	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Equity Income Fund R4 Class - 06-FXX

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$433,770	$440,499	18,328
Receivables: investments sold	-
Payables: investments purchased	(20,274)
Net assets	$413,496

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$378,272	237,293	$1.59
Band 100	-	-	1.62
Band 75	-	-	1.64
Band 50	-	-	1.66
Band 25	-	-	1.68
Band 0	35,224	20,622	1.71
Total	$413,496	257,915

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$11,396
Mortality & expense charges			(10,034)
Net investment income (loss)			1,362

Gain (loss) on investments:
Net realized gain (loss)			125,593
Realized gain distributions			7,282
Net change in unrealized appreciation (depreciation)			(250,201)
Net gain (loss)			(117,326)

Increase (decrease) in net assets from operations			$(115,964)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,362	$74,396
Net realized gain (loss)		125,593	4,920,060
Realized gain distributions		7,282	53,008
Net change in unrealized appreciation (depreciation)		(250,201)	200,898

Increase (decrease) in net assets from operations		(115,964)	5,248,362

Contract owner transactions:
Proceeds from units sold		217,376	33,759,399
Cost of units redeemed		(2,532,684)	(36,355,523)
Account charges		(2,489)	(85,104)
Increase (decrease)		(2,317,797)	(2,681,228)
Net increase (decrease)		(2,433,761)	2,567,134
Net assets, beginning		2,847,257	280,123
Net assets, ending		$413,496	$2,847,257

Units sold		151,598	25,228,797
Units redeemed		(1,623,306)	(23,708,910)
Net increase (decrease)		(1,471,708)	1,519,887
Units outstanding, beginning		1,729,623	209,736
Units outstanding, ending		257,915	1,729,623

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$34,438,669
Cost of units redeemed/account charges			(39,199,731)
Net investment income (loss)			79,957
Net realized gain (loss)			5,033,920
Realized gain distributions			67,410
Net change in unrealized appreciation (depreciation)			(6,729)
Net assets			$413,496

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.59	237	$378	1.25%	-3.1%	12/31/2022	$1.62	0	$0	1.00%	-2.9%	12/31/2022	$1.64	0	$0	0.75%	-2.6%
12/31/2021	1.65	1,711	2,814	1.25%	23.6%	12/31/2021	1.66	0	0	1.00%	23.9%	12/31/2021	1.68	0	0	0.75%	24.2%
12/31/2020	1.33	194	259	1.25%	2.3%	12/31/2020	1.34	0	0	1.00%	2.6%	12/31/2020	1.35	0	0	0.75%	2.8%
12/31/2019	1.30	167	218	1.25%	24.7%	12/31/2019	1.31	0	0	1.00%	25.0%	12/31/2019	1.32	0	0	0.75%	25.4%
12/31/2018	1.04	165	173	1.25%	-5.7%	12/31/2018	1.05	0	0	1.00%	-5.4%	12/31/2018	1.05	0	0	0.75%	-5.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.66	0	$0	0.50%	-2.4%	12/31/2022	$1.68	0	$0	0.25%	-2.1%	12/31/2022	$1.71	21	$35	0.00%	-1.9%
12/31/2021	1.70	0	0	0.50%	24.5%	12/31/2021	1.72	0	0	0.25%	24.8%	12/31/2021	1.74	19	33	0.00%	25.1%
12/31/2020	1.37	0	0	0.50%	3.1%	12/31/2020	1.38	0	0	0.25%	3.4%	12/31/2020	1.39	16	22	0.00%	3.6%
12/31/2019	1.33	0	0	0.50%	25.7%	12/31/2019	1.33	0	0	0.25%	26.0%	12/31/2019	1.34	0	0	0.00%	26.3%
12/31/2018	1.05	0	0	0.50%	-4.9%	12/31/2018	1.06	0	0	0.25%	-4.7%	12/31/2018	1.06	0	0	0.00%	-4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.7%
2021	23.4%
2020	1.8%
2019	1.8%
2018	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Equity Income Fund R6 Class - 06-FXY

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$55,343,008	$53,920,592	2,386,113
Receivables: investments sold	-
Payables: investments purchased	(1,488,416)
Net assets	$53,854,592

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$53,854,592	33,315,121	$1.62
Band 100	-	-	1.64
Band 75	-	-	1.66
Band 50	-	-	1.68
Band 25	-	-	1.71
Band 0	-	-	1.73
Total	$53,854,592	33,315,121

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,177,728
Mortality & expense charges			(666,182)
Net investment income (loss)			511,546

Gain (loss) on investments:
Net realized gain (loss)			575,239
Realized gain distributions			930,426
Net change in unrealized appreciation (depreciation)			(3,596,318)
Net gain (loss)			(2,090,653)

Increase (decrease) in net assets from operations			$(1,579,107)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$511,546	$166,285
Net realized gain (loss)		575,239	722,467
Realized gain distributions		930,426	977,225
Net change in unrealized appreciation (depreciation)		(3,596,318)	3,415,706

Increase (decrease) in net assets from operations		(1,579,107)	5,281,683

Contract owner transactions:
Proceeds from units sold		15,033,258	40,857,122
Cost of units redeemed		(12,875,248)	(6,208,190)
Account charges		(144,829)	(47,311)
Increase (decrease)		2,013,181	34,601,621
Net increase (decrease)		434,074	39,883,304
Net assets, beginning		53,420,518	13,537,214
Net assets, ending		$53,854,592	$53,420,518

Units sold		9,537,242	26,170,860
Units redeemed		(8,324,428)	(4,146,164)
Net increase (decrease)		1,212,814	22,024,696
Units outstanding, beginning		32,102,307	10,077,611
Units outstanding, ending		33,315,121	32,102,307

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$73,607,749
Cost of units redeemed/account charges			(25,389,406)
Net investment income (loss)			843,164
Net realized gain (loss)			1,357,252
Realized gain distributions			2,013,417
Net change in unrealized appreciation (depreciation)			1,422,416
Net assets			$53,854,592

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.62	33,315	$53,855	1.25%	-2.9%	12/31/2022	$1.64	0	$0	1.00%	-2.6%	12/31/2022	$1.66	0	$0	0.75%	-2.4%
12/31/2021	1.66	32,102	53,421	1.25%	23.9%	12/31/2021	1.68	0	0	1.00%	24.2%	12/31/2021	1.70	0	0	0.75%	24.5%
12/31/2020	1.34	10,078	13,537	1.25%	2.6%	12/31/2020	1.36	0	0	1.00%	2.8%	12/31/2020	1.37	0	0	0.75%	3.1%
12/31/2019	1.31	7,075	9,264	1.25%	25.0%	12/31/2019	1.32	0	0	1.00%	25.3%	12/31/2019	1.33	0	0	0.75%	25.7%
12/31/2018	1.05	770	806	1.25%	-5.4%	12/31/2018	1.05	0	0	1.00%	-5.2%	12/31/2018	1.06	0	0	0.75%	-5.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.68	0	$0	0.50%	-2.1%	12/31/2022	$1.71	0	$0	0.25%	-1.9%	12/31/2022	$1.73	0	$0	0.00%	-1.6%
12/31/2021	1.72	0	0	0.50%	24.8%	12/31/2021	1.74	0	0	0.25%	25.1%	12/31/2021	1.76	0	0	0.00%	25.4%
12/31/2020	1.38	0	0	0.50%	3.4%	12/31/2020	1.39	0	0	0.25%	3.6%	12/31/2020	1.40	0	0	0.00%	3.9%
12/31/2019	1.33	0	0	0.50%	26.0%	12/31/2019	1.34	0	0	0.25%	26.3%	12/31/2019	1.35	0	0	0.00%	26.6%
12/31/2018	1.06	0	0	0.50%	-4.7%	12/31/2018	1.06	0	0	0.25%	-4.5%	12/31/2018	1.07	0	0	0.00%	-4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.2%
2021	1.4%
2020	2.1%
2019	2.0%
2018	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Core Bond R6 Retirement Class - 06-6HY (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.02
Band 100	-	-	1.02
Band 75	-	-	1.02
Band 50	-	-	1.02
Band 25	-	-	1.02
Band 0	-	-	1.02
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /13 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.02	0	$0	1.25%	2.1%	12/31/2022	$1.02	0	$0	1.00%	2.1%	12/31/2022	$1.02	0	$0	0.75%	2.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.02	0	$0	0.50%	2.2%	12/31/2022	$1.02	0	$0	0.25%	2.3%	12/31/2022	$1.02	0	$0	0.00%	2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Knights of Columbus Lg Gr Institutional Class - 06-FRR

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$129,102	$155,357	10,828
Receivables: investments sold	82
Payables: investments purchased	-
Net assets	$129,184

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$129,184	91,104	$1.42
Band 100	-	-	1.44
Band 75	-	-	1.46
Band 50	-	-	1.48
Band 25	-	-	1.50
Band 0	-	-	1.52
Total	$129,184	91,104

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$39
Mortality & expense charges			(1,790)
Net investment income (loss)			(1,751)

Gain (loss) on investments:
Net realized gain (loss)			(39)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(57,651)
Net gain (loss)			(57,690)

Increase (decrease) in net assets from operations			$(59,441)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,751)	$(2,057)
Net realized gain (loss)		(39)	425
Realized gain distributions		-	22,044
Net change in unrealized appreciation (depreciation)		(57,651)	6,600

Increase (decrease) in net assets from operations		(59,441)	27,012

Contract owner transactions:
Proceeds from units sold		7,619	6,343
Cost of units redeemed		1	(56)
Account charges		(1)	(2)
Increase (decrease)		7,619	6,285
Net increase (decrease)		(51,822)	33,297
Net assets, beginning		181,006	147,709
Net assets, ending		$129,184	$181,006

Units sold		4,743	3,297
Units redeemed		(1)	(29)
Net increase (decrease)		4,742	3,268
Units outstanding, beginning		86,362	83,094
Units outstanding, ending		91,104	86,362

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$127,281
Cost of units redeemed/account charges			(63)
Net investment income (loss)			(5,287)
Net realized gain (loss)			482
Realized gain distributions			33,026
Net change in unrealized appreciation (depreciation)			(26,255)
Net assets			$129,184

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.42	91	$129	1.25%	-32.3%	12/31/2022	$1.44	0	$0	1.00%	-32.2%	12/31/2022	$1.46	0	$0	0.75%	-32.0%
12/31/2021	2.10	86	181	1.25%	17.9%	12/31/2021	2.12	0	0	1.00%	18.2%	12/31/2021	2.14	0	0	0.75%	18.5%
12/31/2020	1.78	83	148	1.25%	32.2%	12/31/2020	1.79	0	0	1.00%	32.5%	12/31/2020	1.81	0	0	0.75%	32.8%
12/31/2019	1.35	48	64	1.25%	29.1%	12/31/2019	1.35	0	0	1.00%	29.4%	12/31/2019	1.36	0	0	0.75%	29.7%
12/31/2018	1.04	0	0	1.25%	-6.2%	12/31/2018	1.05	0	0	1.00%	-5.9%	12/31/2018	1.05	0	0	0.75%	-5.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.48	0	$0	0.50%	-31.8%	12/31/2022	$1.50	0	$0	0.25%	-31.7%	12/31/2022	$1.52	0	$0	0.00%	-31.5%
12/31/2021	2.17	0	0	0.50%	18.8%	12/31/2021	2.19	0	0	0.25%	19.1%	12/31/2021	2.22	0	0	0.00%	19.4%
12/31/2020	1.83	0	0	0.50%	33.2%	12/31/2020	1.84	0	0	0.25%	33.5%	12/31/2020	1.86	0	0	0.00%	33.8%
12/31/2019	1.37	0	0	0.50%	30.0%	12/31/2019	1.38	0	0	0.25%	30.4%	12/31/2019	1.39	0	0	0.00%	30.7%
12/31/2018	1.05	0	0	0.50%	-5.5%	12/31/2018	1.06	0	0	0.25%	-5.2%	12/31/2018	1.06	0	0	0.00%	-5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Knights of Columbus Lg Val Institutional Class - 06-FRT

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$764,172	$735,112	55,751
Receivables: investments sold	744
Payables: investments purchased	-
Net assets	$764,916

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$764,916	532,956	$1.44
Band 100	-	-	1.46
Band 75	-	-	1.48
Band 50	-	-	1.50
Band 25	-	-	1.52
Band 0	-	-	1.54
Total	$764,916	532,956

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$9,685
Mortality & expense charges			(9,455)
Net investment income (loss)			230

Gain (loss) on investments:
Net realized gain (loss)			2,618
Realized gain distributions			33,124
Net change in unrealized appreciation (depreciation)			(110,593)
Net gain (loss)			(74,851)

Increase (decrease) in net assets from operations			$(74,621)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$230	$(3,934)
Net realized gain (loss)		2,618	50,528
Realized gain distributions		33,124	43,674
Net change in unrealized appreciation (depreciation)		(110,593)	89,760

Increase (decrease) in net assets from operations		(74,621)	180,028

Contract owner transactions:
Proceeds from units sold		55,578	195,368
Cost of units redeemed		(19,444)	(218,447)
Account charges		(374)	(530)
Increase (decrease)		35,760	(23,609)
Net increase (decrease)		(38,861)	156,419
Net assets, beginning		803,777	647,358
Net assets, ending		$764,916	$803,777

Units sold		42,233	131,537
Units redeemed		(17,781)	(144,082)
Net increase (decrease)		24,452	(12,545)
Units outstanding, beginning		508,504	521,049
Units outstanding, ending		532,956	508,504

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,024,095
Cost of units redeemed/account charges			(453,751)
Net investment income (loss)			704
Net realized gain (loss)			61,986
Realized gain distributions			102,822
Net change in unrealized appreciation (depreciation)			29,060
Net assets			$764,916

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.44	533	$765	1.25%	-9.2%	12/31/2022	$1.46	0	$0	1.00%	-9.0%	12/31/2022	$1.48	0	$0	0.75%	-8.7%
12/31/2021	1.58	509	804	1.25%	27.2%	12/31/2021	1.60	0	0	1.00%	27.5%	12/31/2021	1.62	0	0	0.75%	27.9%
12/31/2020	1.24	521	647	1.25%	-1.5%	12/31/2020	1.25	0	0	1.00%	-1.3%	12/31/2020	1.26	0	0	0.75%	-1.0%
12/31/2019	1.26	470	593	1.25%	26.8%	12/31/2019	1.27	0	0	1.00%	27.2%	12/31/2019	1.28	0	0	0.75%	27.5%
12/31/2018	0.99	461	458	1.25%	-9.8%	12/31/2018	1.00	0	0	1.00%	-9.6%	12/31/2018	1.00	0	0	0.75%	-9.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.50	0	$0	0.50%	-8.5%	12/31/2022	$1.52	0	$0	0.25%	-8.3%	12/31/2022	$1.54	0	$0	0.00%	-8.1%
12/31/2021	1.64	0	0	0.50%	28.2%	12/31/2021	1.65	0	0	0.25%	28.5%	12/31/2021	1.67	0	0	0.00%	28.8%
12/31/2020	1.28	0	0	0.50%	-0.8%	12/31/2020	1.29	0	0	0.25%	-0.5%	12/31/2020	1.30	0	0	0.00%	-0.3%
12/31/2019	1.29	0	0	0.50%	27.8%	12/31/2019	1.29	0	0	0.25%	28.1%	12/31/2019	1.30	0	0	0.00%	28.4%
12/31/2018	1.01	0	0	0.50%	-9.2%	12/31/2018	1.01	0	0	0.25%	-8.9%	12/31/2018	1.01	0	0	0.00%	-8.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.2%
2021	0.9%
2020	1.3%
2019	1.6%
2018	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Knights Of Columbus Small Cap Institutional Class - 06-FRV

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$575,598	$619,610	52,724
Receivables: investments sold	155
Payables: investments purchased	-
Net assets	$575,753

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$575,753	473,239	$1.22
Band 100	-	-	1.23
Band 75	-	-	1.25
Band 50	-	-	1.27
Band 25	-	-	1.29
Band 0	-	-	1.30
Total	$575,753	473,239

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$3,973
Mortality & expense charges			(7,465)
Net investment income (loss)			(3,492)

Gain (loss) on investments:
Net realized gain (loss)			320
Realized gain distributions			4,596
Net change in unrealized appreciation (depreciation)			(154,006)
Net gain (loss)			(149,090)

Increase (decrease) in net assets from operations			$(152,582)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,492)	$(8,426)
Net realized gain (loss)		320	9,434
Realized gain distributions		4,596	72,086
Net change in unrealized appreciation (depreciation)		(154,006)	56,088

Increase (decrease) in net assets from operations		(152,582)	129,182

Contract owner transactions:
Proceeds from units sold		40,569	39,343
Cost of units redeemed		(17,450)	(45,238)
Account charges		(397)	(354)
Increase (decrease)		22,722	(6,249)
Net increase (decrease)		(129,860)	122,933
Net assets, beginning		705,613	582,680
Net assets, ending		$575,753	$705,613

Units sold		31,465	26,937
Units redeemed		(13,737)	(31,304)
Net increase (decrease)		17,728	(4,367)
Units outstanding, beginning		455,511	459,878
Units outstanding, ending		473,239	455,511

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$766,127
Cost of units redeemed/account charges			(253,943)
Net investment income (loss)			(29,350)
Net realized gain (loss)			(4,383)
Realized gain distributions			141,314
Net change in unrealized appreciation (depreciation)			(44,012)
Net assets			$575,753

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.22	473	$576	1.25%	-21.5%	12/31/2022	$1.23	0	$0	1.00%	-21.3%	12/31/2022	$1.25	0	$0	0.75%	-21.1%
12/31/2021	1.55	456	706	1.25%	22.3%	12/31/2021	1.57	0	0	1.00%	22.6%	12/31/2021	1.58	0	0	0.75%	22.9%
12/31/2020	1.27	460	583	1.25%	12.2%	12/31/2020	1.28	0	0	1.00%	12.5%	12/31/2020	1.29	0	0	0.75%	12.8%
12/31/2019	1.13	434	490	1.25%	22.6%	12/31/2019	1.14	0	0	1.00%	23.0%	12/31/2019	1.14	0	0	0.75%	23.3%
12/31/2018	0.92	394	363	1.25%	-16.7%	12/31/2018	0.92	0	0	1.00%	-16.5%	12/31/2018	0.93	0	0	0.75%	-16.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.27	0	$0	0.50%	-20.9%	12/31/2022	$1.29	0	$0	0.25%	-20.7%	12/31/2022	$1.30	0	$0	0.00%	-20.5%
12/31/2021	1.60	0	0	0.50%	23.2%	12/31/2021	1.62	0	0	0.25%	23.5%	12/31/2021	1.64	0	0	0.00%	23.8%
12/31/2020	1.30	0	0	0.50%	13.1%	12/31/2020	1.31	0	0	0.25%	13.4%	12/31/2020	1.32	0	0	0.00%	13.7%
12/31/2019	1.15	0	0	0.50%	23.6%	12/31/2019	1.16	0	0	0.25%	23.9%	12/31/2019	1.17	0	0	0.00%	24.2%
12/31/2018	0.93	0	0	0.50%	-16.0%	12/31/2018	0.93	0	0	0.25%	-15.8%	12/31/2018	0.94	0	0	0.00%	-15.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.6%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Knights of Columbus Core Bond Institutional Class - 06-FRN

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$117,988	$140,286	13,652
Receivables: investments sold	103
Payables: investments purchased	-
Net assets	$118,091

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$118,091	125,763	$0.94
Band 100	-	-	0.95
Band 75	-	-	0.97
Band 50	-	-	0.98
Band 25	-	-	0.99
Band 0	-	-	1.01
Total	$118,091	125,763

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$3,174
Mortality & expense charges			(1,494)
Net investment income (loss)			1,680

Gain (loss) on investments:
Net realized gain (loss)			(139)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(21,840)
Net gain (loss)			(21,979)

Increase (decrease) in net assets from operations			$(20,299)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,680	$1,149
Net realized gain (loss)		(139)	3
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(21,840)	(3,480)

Increase (decrease) in net assets from operations		(20,299)	(2,328)

Contract owner transactions:
Proceeds from units sold		9,879	27,200
Cost of units redeemed		(90)	(19,123)
Account charges		(1)	(2)
Increase (decrease)		9,788	8,075
Net increase (decrease)		(10,511)	5,747
Net assets, beginning		128,602	122,855
Net assets, ending		$118,091	$128,602

Units sold		9,949	24,440
Units redeemed		(92)	(17,252)
Net increase (decrease)		9,857	7,188
Units outstanding, beginning		115,906	108,718
Units outstanding, ending		125,763	115,906

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$154,075
Cost of units redeemed/account charges			(19,216)
Net investment income (loss)			4,969
Net realized gain (loss)			(117)
Realized gain distributions			678
Net change in unrealized appreciation (depreciation)			(22,298)
Net assets			$118,091

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.94	126	$118	1.25%	-15.4%	12/31/2022	$0.95	0	$0	1.00%	-15.2%	12/31/2022	$0.97	0	$0	0.75%	-14.9%
12/31/2021	1.11	116	129	1.25%	-1.8%	12/31/2021	1.12	0	0	1.00%	-1.6%	12/31/2021	1.13	0	0	0.75%	-1.3%
12/31/2020	1.13	109	123	1.25%	5.9%	12/31/2020	1.14	0	0	1.00%	6.1%	12/31/2020	1.15	0	0	0.75%	6.4%
12/31/2019	1.07	67	71	1.25%	8.4%	12/31/2019	1.07	0	0	1.00%	8.7%	12/31/2019	1.08	0	0	0.75%	9.0%
12/31/2018	0.98	0	0	1.25%	-2.0%	12/31/2018	0.99	0	0	1.00%	-1.7%	12/31/2018	0.99	0	0	0.75%	-1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.98	0	$0	0.50%	-14.7%	12/31/2022	$0.99	0	$0	0.25%	-14.5%	12/31/2022	$1.01	0	$0	0.00%	-14.3%
12/31/2021	1.15	0	0	0.50%	-1.1%	12/31/2021	1.16	0	0	0.25%	-0.8%	12/31/2021	1.17	0	0	0.00%	-0.6%
12/31/2020	1.16	0	0	0.50%	6.7%	12/31/2020	1.17	0	0	0.25%	6.9%	12/31/2020	1.18	0	0	0.00%	7.2%
12/31/2019	1.09	0	0	0.50%	9.2%	12/31/2019	1.09	0	0	0.25%	9.5%	12/31/2019	1.10	0	0	0.00%	9.8%
12/31/2018	1.00	0	0	0.50%	-1.2%	12/31/2018	1.00	0	0	0.25%	-1.0%	12/31/2018	1.00	0	0	0.00%	-0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.6%
2021	2.2%
2020	3.2%
2019	1.4%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Knights of Columbus Intl Eq Institutional Class - 06-FRP

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$115,183	$127,286	10,926
Receivables: investments sold	94
Payables: investments purchased	-
Net assets	$115,277

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$115,277	101,491	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.20
Band 0	-	-	1.22
Total	$115,277	101,491

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$2,439
Mortality & expense charges			(1,451)
Net investment income (loss)			988

Gain (loss) on investments:
Net realized gain (loss)			(61)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(28,089)
Net gain (loss)			(28,150)

Increase (decrease) in net assets from operations			$(27,162)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$988	$89
Net realized gain (loss)		(61)	5,761
Realized gain distributions		-	10,582
Net change in unrealized appreciation (depreciation)		(28,089)	(2,194)

Increase (decrease) in net assets from operations		(27,162)	14,238

Contract owner transactions:
Proceeds from units sold		10,094	6,516
Cost of units redeemed		(1,758)	(23,694)
Account charges		(12)	(19)
Increase (decrease)		8,324	(17,197)
Net increase (decrease)		(18,838)	(2,959)
Net assets, beginning		134,115	137,074
Net assets, ending		$115,277	$134,115

Units sold		8,576	4,642
Units redeemed		(1,465)	(16,301)
Net increase (decrease)		7,111	(11,659)
Units outstanding, beginning		94,380	106,039
Units outstanding, ending		101,491	94,380

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$172,543
Cost of units redeemed/account charges			(65,089)
Net investment income (loss)			1,655
Net realized gain (loss)			6,709
Realized gain distributions			11,562
Net change in unrealized appreciation (depreciation)			(12,103)
Net assets			$115,277

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.14	101	$115	1.25%	-20.1%	12/31/2022	$1.15	0	$0	1.00%	-19.9%	12/31/2022	$1.17	0	$0	0.75%	-19.7%
12/31/2021	1.42	94	134	1.25%	9.9%	12/31/2021	1.44	0	0	1.00%	10.2%	12/31/2021	1.45	0	0	0.75%	10.5%
12/31/2020	1.29	106	137	1.25%	12.4%	12/31/2020	1.30	0	0	1.00%	12.7%	12/31/2020	1.32	0	0	0.75%	12.9%
12/31/2019	1.15	86	99	1.25%	16.6%	12/31/2019	1.16	0	0	1.00%	16.8%	12/31/2019	1.16	0	0	0.75%	17.1%
12/31/2018	0.99	39	38	1.25%	-13.5%	12/31/2018	0.99	0	0	1.00%	-13.3%	12/31/2018	0.99	0	0	0.75%	-13.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.18	0	$0	0.50%	-19.5%	12/31/2022	$1.20	0	$0	0.25%	-19.3%	12/31/2022	$1.22	0	$0	0.00%	-19.1%
12/31/2021	1.47	0	0	0.50%	10.8%	12/31/2021	1.49	0	0	0.25%	11.0%	12/31/2021	1.50	0	0	0.00%	11.3%
12/31/2020	1.33	0	0	0.50%	13.2%	12/31/2020	1.34	0	0	0.25%	13.5%	12/31/2020	1.35	0	0	0.00%	13.8%
12/31/2019	1.17	0	0	0.50%	17.4%	12/31/2019	1.18	0	0	0.25%	17.7%	12/31/2019	1.19	0	0	0.00%	18.0%
12/31/2018	1.00	0	0	0.50%	-12.9%	12/31/2018	1.00	0	0	0.25%	-12.7%	12/31/2018	1.01	0	0	0.00%	-12.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.0%
2021	1.4%
2020	1.2%
2019	1.4%
2018	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lazard Dev Mkts Equity Instl Class - 06-4YN (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.73
Band 100	-	-	0.73
Band 75	-	-	0.73
Band 50	-	-	0.74
Band 25	-	-	0.74
Band 0	-	-	0.74
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /26 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.73	0	$0	1.25%	-23.6%	12/31/2022	$0.73	0	$0	1.00%	-23.4%	12/31/2022	$0.73	0	$0	0.75%	-23.2%
12/31/2021	0.95	0	0	1.25%	-4.6%	12/31/2021	0.95	0	0	1.00%	-4.5%	12/31/2021	0.96	0	0	0.75%	-4.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.74	0	$0	0.50%	-23.0%	12/31/2022	$0.74	0	$0	0.25%	-22.8%	12/31/2022	$0.74	0	$0	0.00%	-22.6%
12/31/2021	0.96	0	0	0.50%	-4.4%	12/31/2021	0.96	0	0	0.25%	-4.3%	12/31/2021	0.96	0	0	0.00%	-4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Dividend Growth Fund R3 Class - 06-424

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$105,866	$105,627	6,304
Receivables: investments sold	178
Payables: investments purchased	-
Net assets	$106,044

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$106,044	50,245	$2.11
Band 100	-	-	2.16
Band 75	-	-	2.21
Band 50	-	-	2.26
Band 25	-	-	2.31
Band 0	-	-	2.37
Total	$106,044	50,245

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$748
Mortality & expense charges			(1,136)
Net investment income (loss)			(388)

Gain (loss) on investments:
Net realized gain (loss)			11,109
Realized gain distributions			5,259
Net change in unrealized appreciation (depreciation)			(20,994)
Net gain (loss)			(4,626)

Increase (decrease) in net assets from operations			$(5,014)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(388)	$(511)
Net realized gain (loss)		11,109	568
Realized gain distributions		5,259	6,949
Net change in unrealized appreciation (depreciation)		(20,994)	11,179

Increase (decrease) in net assets from operations		(5,014)	18,185

Contract owner transactions:
Proceeds from units sold		118,991	25,619
Cost of units redeemed		(112,116)	(1,628)
Account charges		(304)	(62)
Increase (decrease)		6,571	23,929
Net increase (decrease)		1,557	42,114
Net assets, beginning		104,487	62,373
Net assets, ending		$106,044	$104,487

Units sold		59,261	11,775
Units redeemed		(51,193)	(756)
Net increase (decrease)		8,068	11,019
Units outstanding, beginning		42,177	31,158
Units outstanding, ending		50,245	42,177

* Date of Fund Inception into Variable Account: 10 /11 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$779,274
Cost of units redeemed/account charges			(778,854)
Net investment income (loss)			2,437
Net realized gain (loss)			(253)
Realized gain distributions			103,201
Net change in unrealized appreciation (depreciation)			239
Net assets			$106,044

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.11	50	$106	1.25%	-14.8%	12/31/2022	$2.16	0	$0	1.00%	-14.6%	12/31/2022	$2.21	0	$0	0.75%	-14.4%
12/31/2021	2.48	42	104	1.25%	23.8%	12/31/2021	2.53	0	0	1.00%	24.1%	12/31/2021	2.58	0	0	0.75%	24.4%
12/31/2020	2.00	31	62	1.25%	13.8%	12/31/2020	2.04	0	0	1.00%	14.1%	12/31/2020	2.08	0	0	0.75%	14.4%
12/31/2019	1.76	93	163	1.25%	24.7%	12/31/2019	1.79	0	0	1.00%	25.0%	12/31/2019	1.81	0	0	0.75%	25.3%
12/31/2018	1.41	72	102	1.25%	-6.1%	12/31/2018	1.43	21	30	1.00%	-5.9%	12/31/2018	1.45	0	0	0.75%	-5.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.26	0	$0	0.50%	-14.2%	12/31/2022	$2.31	0	$0	0.25%	-14.0%	12/31/2022	$2.37	0	$0	0.00%	-13.7%
12/31/2021	2.63	0	0	0.50%	24.7%	12/31/2021	2.69	0	0	0.25%	25.0%	12/31/2021	2.75	0	0	0.00%	25.3%
12/31/2020	2.11	0	0	0.50%	14.7%	12/31/2020	2.15	0	0	0.25%	15.0%	12/31/2020	2.19	0	0	0.00%	15.3%
12/31/2019	1.84	0	0	0.50%	25.6%	12/31/2019	1.87	0	0	0.25%	25.9%	12/31/2019	1.90	0	0	0.00%	26.3%
12/31/2018	1.47	0	0	0.50%	-5.4%	12/31/2018	1.49	0	0	0.25%	-5.2%	12/31/2018	1.51	0	0	0.00%	-4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.7%
2021	0.7%
2020	0.4%
2019	1.4%
2018	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Dividend Growth Fund A Class - 06-423 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.16
Band 100	-	-	2.21
Band 75	-	-	2.26
Band 50	-	-	2.31
Band 25	-	-	2.37
Band 0	-	-	2.42
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /11 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$15,958
Cost of units redeemed/account charges			(16,809)
Net investment income (loss)			-
Net realized gain (loss)			524
Realized gain distributions			327
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.16	0	$0	1.25%	-14.6%	12/31/2022	$2.21	0	$0	1.00%	-14.4%	12/31/2022	$2.26	0	$0	0.75%	-14.2%
12/31/2021	2.53	0	0	1.25%	24.1%	12/31/2021	2.58	0	0	1.00%	24.4%	12/31/2021	2.63	0	0	0.75%	24.7%
12/31/2020	2.04	0	0	1.25%	14.1%	12/31/2020	2.07	0	0	1.00%	14.4%	12/31/2020	2.11	0	0	0.75%	14.6%
12/31/2019	1.79	0	0	1.25%	25.0%	12/31/2019	1.81	0	0	1.00%	25.3%	12/31/2019	1.84	0	0	0.75%	25.6%
12/31/2018	1.43	0	0	1.25%	-5.9%	12/31/2018	1.45	0	0	1.00%	-5.7%	12/31/2018	1.47	0	0	0.75%	-5.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.31	0	$0	0.50%	-14.0%	12/31/2022	$2.37	0	$0	0.25%	-13.7%	12/31/2022	$2.42	0	$0	0.00%	-13.5%
12/31/2021	2.69	0	0	0.50%	25.0%	12/31/2021	2.74	0	0	0.25%	25.4%	12/31/2021	2.80	0	0	0.00%	25.7%
12/31/2020	2.15	0	0	0.50%	14.9%	12/31/2020	2.19	0	0	0.25%	15.2%	12/31/2020	2.23	0	0	0.00%	15.5%
12/31/2019	1.87	0	0	0.50%	25.9%	12/31/2019	1.90	0	0	0.25%	26.3%	12/31/2019	1.93	0	0	0.00%	26.6%
12/31/2018	1.49	0	0	0.50%	-5.2%	12/31/2018	1.51	0	0	0.25%	-5.0%	12/31/2018	1.53	0	0	0.00%	-4.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Developing Growth Fund A Class - 06-732

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.45
Band 100	-	-	2.53
Band 75	-	-	2.60
Band 50	-	-	2.67
Band 25	-	-	2.75
Band 0	-	-	2.83
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(4)
Net investment income (loss)			(4)

Gain (loss) on investments:
Net realized gain (loss)			(407)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			181
Net gain (loss)			(226)

Increase (decrease) in net assets from operations			$(230)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4)	$(2,746)
Net realized gain (loss)		(407)	96,522
Realized gain distributions		-	136
Net change in unrealized appreciation (depreciation)		181	(88,744)

Increase (decrease) in net assets from operations		(230)	5,168

Contract owner transactions:
Proceeds from units sold		-	53,428
Cost of units redeemed		(981)	(375,447)
Account charges		-	(43)
Increase (decrease)		(981)	(322,062)
Net increase (decrease)		(1,211)	(316,894)
Net assets, beginning		1,211	318,105
Net assets, ending		$-	$1,211

Units sold		(1)	12,554
Units redeemed		(311)	(90,917)
Net increase (decrease)		(312)	(78,363)
Units outstanding, beginning		312	78,675
Units outstanding, ending		-	312

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$10,501,017
Cost of units redeemed/account charges			(12,174,575)
Net investment income (loss)			(41,262)
Net realized gain (loss)			(286,199)
Realized gain distributions			2,001,019
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.45	0	$0	1.25%	-36.9%	12/31/2022	$2.53	0	$0	1.00%	-36.7%	12/31/2022	$2.60	0	$0	0.75%	-36.6%
12/31/2021	3.89	0	1	1.25%	-3.9%	12/31/2021	3.99	0	0	1.00%	-3.6%	12/31/2021	4.10	0	0	0.75%	-3.4%
12/31/2020	4.04	79	318	1.25%	70.4%	12/31/2020	4.14	0	0	1.00%	70.9%	12/31/2020	4.24	0	0	0.75%	71.3%
12/31/2019	2.37	100	238	1.25%	30.3%	12/31/2019	2.42	0	0	1.00%	30.6%	12/31/2019	2.48	0	0	0.75%	30.9%
12/31/2018	1.82	112	204	1.25%	3.8%	12/31/2018	1.86	0	0	1.00%	4.0%	12/31/2018	1.89	0	0	0.75%	4.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.67	0	$0	0.50%	-36.4%	12/31/2022	$2.75	0	$0	0.25%	-36.2%	12/31/2022	$2.83	0	$0	0.00%	-36.1%
12/31/2021	4.21	0	0	0.50%	-3.1%	12/31/2021	4.32	0	0	0.25%	-2.9%	12/31/2021	4.43	0	0	0.00%	-2.7%
12/31/2020	4.34	0	0	0.50%	71.7%	12/31/2020	4.45	0	0	0.25%	72.1%	12/31/2020	4.55	0	0	0.00%	72.6%
12/31/2019	2.53	0	0	0.50%	31.3%	12/31/2019	2.58	0	0	0.25%	31.6%	12/31/2019	2.64	0	0	0.00%	31.9%
12/31/2018	1.93	0	0	0.50%	4.6%	12/31/2018	1.96	0	0	0.25%	4.8%	12/31/2018	2.00	0	0	0.00%	5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Developing Growth Fund P Class - 06-960

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$972,630	$1,407,715	61,897
Receivables: investments sold	-
Payables: investments purchased	(222)
Net assets	$972,408

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$573,179	131,607	$4.36
Band 100	399,229	87,621	4.56
Band 75	-	-	4.77
Band 50	-	-	4.99
Band 25	-	-	5.22
Band 0	-	-	5.46
Total	$972,408	219,228

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(13,538)
Net investment income (loss)			(13,538)

Gain (loss) on investments:
Net realized gain (loss)			(57,845)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(542,210)
Net gain (loss)			(600,055)

Increase (decrease) in net assets from operations			$(613,593)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(13,538)	$(21,735)
Net realized gain (loss)		(57,845)	70,828
Realized gain distributions		-	201,898
Net change in unrealized appreciation (depreciation)		(542,210)	(316,256)

Increase (decrease) in net assets from operations		(613,593)	(65,265)

Contract owner transactions:
Proceeds from units sold		80,430	62,084
Cost of units redeemed		(175,438)	(274,113)
Account charges		(95)	(91)
Increase (decrease)		(95,103)	(212,120)
Net increase (decrease)		(708,696)	(277,385)
Net assets, beginning		1,681,104	1,958,489
Net assets, ending		$972,408	$1,681,104

Units sold		15,417	8,027
Units redeemed		(35,498)	(35,794)
Net increase (decrease)		(20,081)	(27,767)
Units outstanding, beginning		239,309	267,076
Units outstanding, ending		219,228	239,309

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$7,975,318
Cost of units redeemed/account charges			(8,929,480)
Net investment income (loss)			(179,860)
Net realized gain (loss)			131,900
Realized gain distributions			2,409,615
Net change in unrealized appreciation (depreciation)			(435,085)
Net assets			$972,408

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.36	132	$573	1.25%	-37.0%	12/31/2022	$4.56	88	$399	1.00%	-36.8%	12/31/2022	$4.77	0	$0	0.75%	-36.7%
12/31/2021	6.91	149	1,030	1.25%	-4.1%	12/31/2021	7.21	90	651	1.00%	-3.8%	12/31/2021	7.53	0	0	0.75%	-3.6%
12/31/2020	7.20	151	1,088	1.25%	70.0%	12/31/2020	7.50	116	871	1.00%	70.4%	12/31/2020	7.81	0	0	0.75%	70.9%
12/31/2019	4.24	129	547	1.25%	30.1%	12/31/2019	4.40	104	459	1.00%	30.4%	12/31/2019	4.57	0	0	0.75%	30.7%
12/31/2018	3.26	257	838	1.25%	3.6%	12/31/2018	3.37	122	413	1.00%	3.9%	12/31/2018	3.49	0	0	0.75%	4.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.99	0	$0	0.50%	-36.5%	12/31/2022	$5.22	0	$0	0.25%	-36.3%	12/31/2022	$5.46	0	$0	0.00%	-36.2%
12/31/2021	7.85	0	0	0.50%	-3.4%	12/31/2021	8.20	0	0	0.25%	-3.1%	12/31/2021	8.55	0	0	0.00%	-2.9%
12/31/2020	8.13	0	0	0.50%	71.3%	12/31/2020	8.46	0	0	0.25%	71.7%	12/31/2020	8.81	0	0	0.00%	72.2%
12/31/2019	4.74	0	0	0.50%	31.1%	12/31/2019	4.93	0	0	0.25%	31.4%	12/31/2019	5.11	0	0	0.00%	31.7%
12/31/2018	3.62	0	0	0.50%	4.4%	12/31/2018	3.75	0	0	0.25%	4.7%	12/31/2018	3.88	75	292	0.00%	4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Developing Growth Fund R3 Class - 06-369

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$286,030	$423,261	18,329
Receivables: investments sold	2,480
Payables: investments purchased	-
Net assets	$288,510

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$232,371	88,920	$2.61
Band 100	56,139	20,685	2.71
Band 75	-	-	2.82
Band 50	-	-	2.93
Band 25	-	-	3.04
Band 0	-	-	3.16
Total	$288,510	109,605

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(3,883)
Net investment income (loss)			(3,883)

Gain (loss) on investments:
Net realized gain (loss)			(61,476)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(91,742)
Net gain (loss)			(153,218)

Increase (decrease) in net assets from operations			$(157,101)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,883)	$(5,784)
Net realized gain (loss)		(61,476)	36,642
Realized gain distributions		-	31,262
Net change in unrealized appreciation (depreciation)		(91,742)	(67,197)

Increase (decrease) in net assets from operations		(157,101)	(5,077)

Contract owner transactions:
Proceeds from units sold		229,867	1,090,945
Cost of units redeemed		(53,060)	(1,187,581)
Account charges		(228)	(265)
Increase (decrease)		176,579	(96,901)
Net increase (decrease)		19,478	(101,978)
Net assets, beginning		269,032	371,010
Net assets, ending		$288,510	$269,032

Units sold		63,871	251,301
Units redeemed		(18,363)	(272,231)
Net increase (decrease)		45,508	(20,930)
Units outstanding, beginning		64,097	85,027
Units outstanding, ending		109,605	64,097

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$12,234,775
Cost of units redeemed/account charges			(13,404,676)
Net investment income (loss)			(186,426)
Net realized gain (loss)			322,830
Realized gain distributions			1,459,238
Net change in unrealized appreciation (depreciation)			(137,231)
Net assets			$288,510

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.61	89	$232	1.25%	-37.0%	12/31/2022	$2.71	21	$56	1.00%	-36.9%	12/31/2022	$2.82	0	$0	0.75%	-36.7%
12/31/2021	4.15	43	180	1.25%	-4.1%	12/31/2021	4.30	21	89	1.00%	-3.9%	12/31/2021	4.45	0	0	0.75%	-3.7%
12/31/2020	4.33	64	278	1.25%	70.0%	12/31/2020	4.47	21	93	1.00%	70.4%	12/31/2020	4.62	0	0	0.75%	70.8%
12/31/2019	2.55	163	414	1.25%	30.0%	12/31/2019	2.62	21	54	1.00%	30.3%	12/31/2019	2.71	0	0	0.75%	30.6%
12/31/2018	1.96	195	381	1.25%	3.5%	12/31/2018	2.01	21	42	1.00%	3.7%	12/31/2018	2.07	0	0	0.75%	4.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.93	0	$0	0.50%	-36.5%	12/31/2022	$3.04	0	$0	0.25%	-36.4%	12/31/2022	$3.16	0	$0	0.00%	-36.2%
12/31/2021	4.61	0	0	0.50%	-3.4%	12/31/2021	4.78	0	0	0.25%	-3.2%	12/31/2021	4.95	0	0	0.00%	-2.9%
12/31/2020	4.78	0	0	0.50%	71.3%	12/31/2020	4.94	0	0	0.25%	71.7%	12/31/2020	5.10	0	0	0.00%	72.1%
12/31/2019	2.79	0	0	0.50%	31.0%	12/31/2019	2.87	0	0	0.25%	31.3%	12/31/2019	2.96	0	0	0.00%	31.6%
12/31/2018	2.13	0	0	0.50%	4.3%	12/31/2018	2.19	0	0	0.25%	4.5%	12/31/2018	2.25	0	0	0.00%	4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Fundamental Equity Fund R3 Class - 06-731

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.18
Band 100	-	-	2.25
Band 75	-	-	2.31
Band 50	-	-	2.38
Band 25	-	-	2.45
Band 0	-	-	2.52
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(59)
Net realized gain (loss)		-	1,638
Realized gain distributions		-	8
Net change in unrealized appreciation (depreciation)		-	(361)

Increase (decrease) in net assets from operations		-	1,226

Contract owner transactions:
Proceeds from units sold		-	1,750
Cost of units redeemed		-	(9,032)
Account charges		-	-
Increase (decrease)		-	(7,282)
Net increase (decrease)		-	(6,056)
Net assets, beginning		-	6,056
Net assets, ending		$-	$-

Units sold		-	813
Units redeemed		-	(3,957)
Net increase (decrease)		-	(3,144)
Units outstanding, beginning		-	3,144
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,654,708
Cost of units redeemed/account charges			(2,996,013)
Net investment income (loss)			(18,790)
Net realized gain (loss)			(127,482)
Realized gain distributions			487,577
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.18	0	$0	1.25%	-10.8%	12/31/2022	$2.25	0	$0	1.00%	-10.6%	12/31/2022	$2.31	0	$0	0.75%	-10.4%
12/31/2021	2.45	0	0	1.25%	27.1%	12/31/2021	2.51	0	0	1.00%	27.4%	12/31/2021	2.58	0	0	0.75%	27.7%
12/31/2020	1.93	3	6	1.25%	1.2%	12/31/2020	1.97	0	0	1.00%	1.4%	12/31/2020	2.02	0	0	0.75%	1.7%
12/31/2019	1.90	1	3	1.25%	20.9%	12/31/2019	1.95	0	0	1.00%	21.2%	12/31/2019	1.99	0	0	0.75%	21.5%
12/31/2018	1.58	5	8	1.25%	-9.8%	12/31/2018	1.61	0	0	1.00%	-9.5%	12/31/2018	1.64	0	0	0.75%	-9.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.38	0	$0	0.50%	-10.1%	12/31/2022	$2.45	0	$0	0.25%	-9.9%	12/31/2022	$2.52	0	$0	0.00%	-9.7%
12/31/2021	2.65	0	0	0.50%	28.0%	12/31/2021	2.72	0	0	0.25%	28.3%	12/31/2021	2.79	0	0	0.00%	28.7%
12/31/2020	2.07	0	0	0.50%	1.9%	12/31/2020	2.12	0	0	0.25%	2.2%	12/31/2020	2.17	0	0	0.00%	2.4%
12/31/2019	2.03	0	0	0.50%	21.8%	12/31/2019	2.07	0	0	0.25%	22.1%	12/31/2019	2.12	0	0	0.00%	22.4%
12/31/2018	1.67	0	0	0.50%	-9.1%	12/31/2018	1.70	0	0	0.25%	-8.9%	12/31/2018	1.73	0	0	0.00%	-8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	2.0%
2019	0.6%
2018	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Fundamental Equity Fund A Class - 06-733 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.24
Band 100	-	-	2.31
Band 75	-	-	2.37
Band 50	-	-	2.44
Band 25	-	-	2.51
Band 0	-	-	2.59
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$316,691
Cost of units redeemed/account charges			(335,150)
Net investment income (loss)			(1,523)
Net realized gain (loss)			(29,216)
Realized gain distributions			49,198
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.24	0	$0	1.25%	-10.6%	12/31/2022	$2.31	0	$0	1.00%	-10.4%	12/31/2022	$2.37	0	$0	0.75%	-10.1%
12/31/2021	2.50	0	0	1.25%	27.4%	12/31/2021	2.57	0	0	1.00%	27.7%	12/31/2021	2.64	0	0	0.75%	28.1%
12/31/2020	1.97	0	0	1.25%	1.4%	12/31/2020	2.01	0	0	1.00%	1.6%	12/31/2020	2.06	0	0	0.75%	1.9%
12/31/2019	1.94	0	0	1.25%	21.2%	12/31/2019	1.98	0	0	1.00%	21.5%	12/31/2019	2.02	0	0	0.75%	21.8%
12/31/2018	1.60	0	0	1.25%	-9.6%	12/31/2018	1.63	0	0	1.00%	-9.4%	12/31/2018	1.66	0	0	0.75%	-9.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.44	0	$0	0.50%	-9.9%	12/31/2022	$2.51	0	$0	0.25%	-9.7%	12/31/2022	$2.59	0	$0	0.00%	-9.5%
12/31/2021	2.71	0	0	0.50%	28.4%	12/31/2021	2.78	0	0	0.25%	28.7%	12/31/2021	2.86	0	0	0.00%	29.0%
12/31/2020	2.11	0	0	0.50%	2.1%	12/31/2020	2.16	0	0	0.25%	2.4%	12/31/2020	2.21	0	0	0.00%	2.6%
12/31/2019	2.07	0	0	0.50%	22.1%	12/31/2019	2.11	0	0	0.25%	22.5%	12/31/2019	2.16	0	0	0.00%	22.8%
12/31/2018	1.69	0	0	0.50%	-8.9%	12/31/2018	1.72	0	0	0.25%	-8.7%	12/31/2018	1.76	0	0	0.00%	-8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Growth Opportunities Fund A Class - 06-734 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.11
Band 100	-	-	2.17
Band 75	-	-	2.23
Band 50	-	-	2.30
Band 25	-	-	2.36
Band 0	-	-	2.43
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.11	0	$0	1.25%	-33.4%	12/31/2022	$2.17	0	$0	1.00%	-33.3%	12/31/2022	$2.23	0	$0	0.75%	-33.1%
12/31/2021	3.16	0	0	1.25%	5.3%	12/31/2021	3.25	0	0	1.00%	5.5%	12/31/2021	3.33	0	0	0.75%	5.8%
12/31/2020	3.01	0	0	1.25%	38.3%	12/31/2020	3.08	0	0	1.00%	38.7%	12/31/2020	3.15	0	0	0.75%	39.0%
12/31/2019	2.17	0	0	1.25%	35.1%	12/31/2019	2.22	0	0	1.00%	35.4%	12/31/2019	2.27	0	0	0.75%	35.7%
12/31/2018	1.61	0	0	1.25%	-4.6%	12/31/2018	1.64	0	0	1.00%	-4.3%	12/31/2018	1.67	0	0	0.75%	-4.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.30	0	$0	0.50%	-32.9%	12/31/2022	$2.36	0	$0	0.25%	-32.8%	12/31/2022	$2.43	0	$0	0.00%	-32.6%
12/31/2021	3.42	0	0	0.50%	6.1%	12/31/2021	3.51	0	0	0.25%	6.3%	12/31/2021	3.61	0	0	0.00%	6.6%
12/31/2020	3.23	0	0	0.50%	39.4%	12/31/2020	3.31	0	0	0.25%	39.7%	12/31/2020	3.38	0	0	0.00%	40.1%
12/31/2019	2.32	0	0	0.50%	36.1%	12/31/2019	2.37	0	0	0.25%	36.4%	12/31/2019	2.42	0	0	0.00%	36.8%
12/31/2018	1.70	0	0	0.50%	-3.8%	12/31/2018	1.73	0	0	0.25%	-3.6%	12/31/2018	1.77	0	0	0.00%	-3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Growth Opportunities Fund P Class - 06-965

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$89,717	$120,284	5,383
Receivables: investments sold	-
Payables: investments purchased	(242)
Net assets	$89,475

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$54,658	17,936	$3.05
Band 100	34,817	10,921	3.19
Band 75	-	-	3.34
Band 50	-	-	3.49
Band 25	-	-	3.65
Band 0	-	-	3.82
Total	$89,475	28,857

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,261)
Net investment income (loss)			(1,261)

Gain (loss) on investments:
Net realized gain (loss)			(4,882)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(54,110)
Net gain (loss)			(58,992)

Increase (decrease) in net assets from operations			$(60,253)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,261)	$(2,618)
Net realized gain (loss)		(4,882)	4,701
Realized gain distributions		-	36,049
Net change in unrealized appreciation (depreciation)		(54,110)	(27,450)

Increase (decrease) in net assets from operations		(60,253)	10,682

Contract owner transactions:
Proceeds from units sold		-	1,931
Cost of units redeemed		(68,093)	(14,416)
Account charges		(15)	(16)
Increase (decrease)		(68,108)	(12,501)
Net increase (decrease)		(128,361)	(1,819)
Net assets, beginning		217,836	219,655
Net assets, ending		$89,475	$217,836

Units sold		(1)	434
Units redeemed		(18,135)	(3,225)
Net increase (decrease)		(18,136)	(2,791)
Units outstanding, beginning		46,993	49,784
Units outstanding, ending		28,857	46,993

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$563,495
Cost of units redeemed/account charges			(653,258)
Net investment income (loss)			(25,326)
Net realized gain (loss)			34,685
Realized gain distributions			200,446
Net change in unrealized appreciation (depreciation)			(30,567)
Net assets			$89,475

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.05	18	$55	1.25%	-33.6%	12/31/2022	$3.19	11	$35	1.00%	-33.4%	12/31/2022	$3.34	0	$0	0.75%	-33.2%
12/31/2021	4.59	36	164	1.25%	5.1%	12/31/2021	4.79	11	54	1.00%	5.3%	12/31/2021	5.00	0	0	0.75%	5.6%
12/31/2020	4.37	37	161	1.25%	38.0%	12/31/2020	4.54	13	59	1.00%	38.4%	12/31/2020	4.73	0	0	0.75%	38.7%
12/31/2019	3.16	45	142	1.25%	34.8%	12/31/2019	3.28	13	42	1.00%	35.2%	12/31/2019	3.41	0	0	0.75%	35.5%
12/31/2018	2.35	29	69	1.25%	-4.8%	12/31/2018	2.43	18	43	1.00%	-4.6%	12/31/2018	2.52	0	0	0.75%	-4.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.49	0	$0	0.50%	-33.1%	12/31/2022	$3.65	0	$0	0.25%	-32.9%	12/31/2022	$3.82	0	$0	0.00%	-32.7%
12/31/2021	5.21	0	0	0.50%	5.9%	12/31/2021	5.44	0	0	0.25%	6.1%	12/31/2021	5.68	0	0	0.00%	6.4%
12/31/2020	4.92	0	0	0.50%	39.1%	12/31/2020	5.13	0	0	0.25%	39.4%	12/31/2020	5.34	0	0	0.00%	39.8%
12/31/2019	3.54	0	0	0.50%	35.9%	12/31/2019	3.68	0	0	0.25%	36.2%	12/31/2019	3.82	0	0	0.00%	36.5%
12/31/2018	2.61	0	0	0.50%	-4.1%	12/31/2018	2.70	0	0	0.25%	-3.8%	12/31/2018	2.80	0	0	0.00%	-3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Growth Opportunities Fund R3 Class - 06-371

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$110,148	$150,503	6,691
Receivables: investments sold	56
Payables: investments purchased	-
Net assets	$110,204

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$110,204	47,868	$2.30
Band 100	-	-	2.39
Band 75	-	-	2.48
Band 50	-	-	2.58
Band 25	-	-	2.68
Band 0	-	-	2.78
Total	$110,204	47,868

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,472)
Net investment income (loss)			(1,472)

Gain (loss) on investments:
Net realized gain (loss)			(880)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(49,299)
Net gain (loss)			(50,179)

Increase (decrease) in net assets from operations			$(51,651)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,472)	$(1,950)
Net realized gain (loss)		(880)	16,930
Realized gain distributions		-	24,944
Net change in unrealized appreciation (depreciation)		(49,299)	(32,382)

Increase (decrease) in net assets from operations		(51,651)	7,542

Contract owner transactions:
Proceeds from units sold		13,617	14,211
Cost of units redeemed		(2,269)	(56,047)
Account charges		(100)	-
Increase (decrease)		11,248	(41,836)
Net increase (decrease)		(40,403)	(34,294)
Net assets, beginning		150,607	184,901
Net assets, ending		$110,204	$150,607

Units sold		5,340	4,966
Units redeemed		(919)	(17,538)
Net increase (decrease)		4,421	(12,572)
Units outstanding, beginning		43,447	56,019
Units outstanding, ending		47,868	43,447

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,818,615
Cost of units redeemed/account charges			(1,931,323)
Net investment income (loss)			(28,628)
Net realized gain (loss)			91,199
Realized gain distributions			200,696
Net change in unrealized appreciation (depreciation)			(40,355)
Net assets			$110,204

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.30	48	$110	1.25%	-33.6%	12/31/2022	$2.39	0	$0	1.00%	-33.4%	12/31/2022	$2.48	0	$0	0.75%	-33.3%
12/31/2021	3.47	43	151	1.25%	5.0%	12/31/2021	3.59	0	0	1.00%	5.3%	12/31/2021	3.72	0	0	0.75%	5.5%
12/31/2020	3.30	56	185	1.25%	38.0%	12/31/2020	3.41	0	0	1.00%	38.3%	12/31/2020	3.52	0	0	0.75%	38.7%
12/31/2019	2.39	52	125	1.25%	34.7%	12/31/2019	2.47	0	0	1.00%	35.1%	12/31/2019	2.54	0	0	0.75%	35.4%
12/31/2018	1.78	53	95	1.25%	-4.8%	12/31/2018	1.83	0	0	1.00%	-4.6%	12/31/2018	1.88	0	0	0.75%	-4.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.58	0	$0	0.50%	-33.1%	12/31/2022	$2.68	0	$0	0.25%	-32.9%	12/31/2022	$2.78	0	$0	0.00%	-32.7%
12/31/2021	3.85	0	0	0.50%	5.8%	12/31/2021	3.99	0	0	0.25%	6.1%	12/31/2021	4.14	0	0	0.00%	6.3%
12/31/2020	3.64	0	0	0.50%	39.0%	12/31/2020	3.76	0	0	0.25%	39.4%	12/31/2020	3.89	0	0	0.00%	39.7%
12/31/2019	2.62	0	0	0.50%	35.7%	12/31/2019	2.70	0	0	0.25%	36.1%	12/31/2019	2.78	0	0	0.00%	36.4%
12/31/2018	1.93	0	0	0.50%	-4.1%	12/31/2018	1.98	0	0	0.25%	-3.9%	12/31/2018	2.04	0	0	0.00%	-3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett High Yield Fund A Class - 06-057

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6	$6	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$6

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6	5	$1.12
Band 100	-	-	1.14
Band 75	-	-	1.17
Band 50	-	-	1.19
Band 25	-	-	1.22
Band 0	-	-	1.24
Total	$6	5

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,411
Mortality & expense charges			(306)
Net investment income (loss)			1,105

Gain (loss) on investments:
Net realized gain (loss)			(3,781)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(63)
Net gain (loss)			(3,844)

Increase (decrease) in net assets from operations			$(2,739)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,105	$31
Net realized gain (loss)		(3,781)	-
Realized gain distributions		-	1
Net change in unrealized appreciation (depreciation)		(63)	6

Increase (decrease) in net assets from operations		(2,739)	38

Contract owner transactions:
Proceeds from units sold		35,405	324
Cost of units redeemed		(33,755)	-
Account charges		-	-
Increase (decrease)		1,650	324
Net increase (decrease)		(1,089)	362
Net assets, beginning		1,095	733
Net assets, ending		$6	$1,095

Units sold		28,804	249
Units redeemed		(29,632)	-
Net increase (decrease)		(828)	249
Units outstanding, beginning		833	584
Units outstanding, ending		5	833

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$694,112
Cost of units redeemed/account charges			(742,689)
Net investment income (loss)			37,183
Net realized gain (loss)			11,115
Realized gain distributions			285
Net change in unrealized appreciation (depreciation)			-
Net assets			$6

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.12	0	$0	1.25%	-14.9%	12/31/2022	$1.14	0	$0	1.00%	-14.7%	12/31/2022	$1.17	0	$0	0.75%	-14.5%
12/31/2021	1.32	1	1	1.25%	4.8%	12/31/2021	1.34	0	0	1.00%	5.0%	12/31/2021	1.37	0	0	0.75%	5.3%
12/31/2020	1.26	1	1	1.25%	3.1%	12/31/2020	1.28	0	0	1.00%	3.4%	12/31/2020	1.30	0	0	0.75%	3.6%
12/31/2019	1.22	54	66	1.25%	13.6%	12/31/2019	1.23	0	0	1.00%	13.9%	12/31/2019	1.25	0	0	0.75%	14.2%
12/31/2018	1.07	51	55	1.25%	-6.3%	12/31/2018	1.08	0	0	1.00%	-6.1%	12/31/2018	1.10	0	0	0.75%	-5.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.19	0	$0	0.50%	-14.3%	12/31/2022	$1.22	0	$0	0.25%	-14.1%	12/31/2022	$1.24	0	$0	0.00%	-13.8%
12/31/2021	1.39	0	0	0.50%	5.5%	12/31/2021	1.42	0	0	0.25%	5.8%	12/31/2021	1.44	0	0	0.00%	6.1%
12/31/2020	1.32	0	0	0.50%	3.9%	12/31/2020	1.34	0	0	0.25%	4.2%	12/31/2020	1.36	0	0	0.00%	4.4%
12/31/2019	1.27	0	0	0.50%	14.5%	12/31/2019	1.29	0	0	0.25%	14.7%	12/31/2019	1.30	0	0	0.00%	15.0%
12/31/2018	1.11	0	0	0.50%	-5.6%	12/31/2018	1.12	0	0	0.25%	-5.4%	12/31/2018	1.13	0	0	0.00%	-5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	256.3%
2021	4.6%
2020	5.8%
2019	5.5%
2018	5.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett High Yield Fund R3 Class - 06-073

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$148,862	$174,216	24,332
Receivables: investments sold	537
Payables: investments purchased	-
Net assets	$149,399

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$149,399	136,819	$1.09
Band 100	-	-	1.12
Band 75	-	-	1.14
Band 50	-	-	1.16
Band 25	-	-	1.19
Band 0	-	-	1.21
Total	$149,399	136,819

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$8,131
Mortality & expense charges			(1,895)
Net investment income (loss)			6,236

Gain (loss) on investments:
Net realized gain (loss)			(2,681)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(29,013)
Net gain (loss)			(31,694)

Increase (decrease) in net assets from operations			$(25,458)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,236	$4,817
Net realized gain (loss)		(2,681)	2,173
Realized gain distributions		-	209
Net change in unrealized appreciation (depreciation)		(29,013)	(419)

Increase (decrease) in net assets from operations		(25,458)	6,780

Contract owner transactions:
Proceeds from units sold		32,764	60,936
Cost of units redeemed		(28,178)	(75,490)
Account charges		(104)	(49)
Increase (decrease)		4,482	(14,603)
Net increase (decrease)		(20,976)	(7,823)
Net assets, beginning		170,375	178,198
Net assets, ending		$149,399	$170,375

Units sold		28,856	48,007
Units redeemed		(24,363)	(60,230)
Net increase (decrease)		4,493	(12,223)
Units outstanding, beginning		132,326	144,549
Units outstanding, ending		136,819	132,326

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,179,642
Cost of units redeemed/account charges			(1,082,767)
Net investment income (loss)			68,370
Net realized gain (loss)			9,299
Realized gain distributions			209
Net change in unrealized appreciation (depreciation)			(25,354)
Net assets			$149,399

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.09	137	$149	1.25%	-15.2%	12/31/2022	$1.12	0	$0	1.00%	-15.0%	12/31/2022	$1.14	0	$0	0.75%	-14.8%
12/31/2021	1.29	132	170	1.25%	4.4%	12/31/2021	1.31	0	0	1.00%	4.7%	12/31/2021	1.34	0	0	0.75%	5.0%
12/31/2020	1.23	145	178	1.25%	2.8%	12/31/2020	1.25	0	0	1.00%	3.1%	12/31/2020	1.27	0	0	0.75%	3.3%
12/31/2019	1.20	126	151	1.25%	13.2%	12/31/2019	1.22	0	0	1.00%	13.5%	12/31/2019	1.23	0	0	0.75%	13.8%
12/31/2018	1.06	239	254	1.25%	-6.7%	12/31/2018	1.07	0	0	1.00%	-6.4%	12/31/2018	1.08	0	0	0.75%	-6.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.16	0	$0	0.50%	-14.6%	12/31/2022	$1.19	0	$0	0.25%	-14.3%	12/31/2022	$1.21	0	$0	0.00%	-14.1%
12/31/2021	1.36	0	0	0.50%	5.2%	12/31/2021	1.39	0	0	0.25%	5.5%	12/31/2021	1.41	0	0	0.00%	5.8%
12/31/2020	1.29	0	0	0.50%	3.6%	12/31/2020	1.32	0	0	0.25%	3.9%	12/31/2020	1.34	0	0	0.00%	4.1%
12/31/2019	1.25	0	0	0.50%	14.1%	12/31/2019	1.27	0	0	0.25%	14.4%	12/31/2019	1.28	0	0	0.00%	14.6%
12/31/2018	1.10	0	0	0.50%	-6.0%	12/31/2018	1.11	0	0	0.25%	-5.7%	12/31/2018	1.12	0	0	0.00%	-5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	5.1%
2021	3.8%
2020	4.7%
2019	7.1%
2018	8.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Mid Cap Stock Fund P Class - 06-970

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,881	$8,175	291
Receivables: investments sold	2
Payables: investments purchased	-
Net assets	$7,883

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,883	3,530	$2.23
Band 100	-	-	2.34
Band 75	-	-	2.44
Band 50	-	-	2.56
Band 25	-	-	2.68
Band 0	-	-	2.80
Total	$7,883	3,530

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$65
Mortality & expense charges			(108)
Net investment income (loss)			(43)

Gain (loss) on investments:
Net realized gain (loss)			20
Realized gain distributions			572
Net change in unrealized appreciation (depreciation)			(1,807)
Net gain (loss)			(1,215)

Increase (decrease) in net assets from operations			$(1,258)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(43)	$(110)
Net realized gain (loss)		20	4,594
Realized gain distributions		572	683
Net change in unrealized appreciation (depreciation)		(1,807)	(576)

Increase (decrease) in net assets from operations		(1,258)	4,591

Contract owner transactions:
Proceeds from units sold		1,452	1,602
Cost of units redeemed		(1,634)	(29,212)
Account charges		-	(42)
Increase (decrease)		(182)	(27,652)
Net increase (decrease)		(1,440)	(23,061)
Net assets, beginning		9,323	32,384
Net assets, ending		$7,883	$9,323

Units sold		641	686
Units redeemed		(769)	(13,171)
Net increase (decrease)		(128)	(12,485)
Units outstanding, beginning		3,658	16,143
Units outstanding, ending		3,530	3,658

* Date of Fund Inception into Variable Account: 12 /13 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$177,031
Cost of units redeemed/account charges			(196,729)
Net investment income (loss)			(2,050)
Net realized gain (loss)			23,923
Realized gain distributions			6,002
Net change in unrealized appreciation (depreciation)			(294)
Net assets			$7,883

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.23	4	$8	1.25%	-12.4%	12/31/2022	$2.34	0	$0	1.00%	-12.1%	12/31/2022	$2.44	0	$0	0.75%	-11.9%
12/31/2021	2.55	4	9	1.25%	27.0%	12/31/2021	2.66	0	0	1.00%	27.4%	12/31/2021	2.78	0	0	0.75%	27.7%
12/31/2020	2.01	16	32	1.25%	1.2%	12/31/2020	2.09	0	0	1.00%	1.5%	12/31/2020	2.17	0	0	0.75%	1.7%
12/31/2019	1.98	15	30	1.25%	21.2%	12/31/2019	2.06	0	0	1.00%	21.5%	12/31/2019	2.14	0	0	0.75%	21.8%
12/31/2018	1.64	14	23	1.25%	-15.8%	12/31/2018	1.69	0	0	1.00%	-15.6%	12/31/2018	1.75	0	0	0.75%	-15.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.56	0	$0	0.50%	-11.7%	12/31/2022	$2.68	0	$0	0.25%	-11.5%	12/31/2022	$2.80	0	$0	0.00%	-11.3%
12/31/2021	2.90	0	0	0.50%	28.0%	12/31/2021	3.02	0	0	0.25%	28.3%	12/31/2021	3.15	0	0	0.00%	28.6%
12/31/2020	2.26	0	0	0.50%	2.0%	12/31/2020	2.36	0	0	0.25%	2.3%	12/31/2020	2.45	0	0	0.00%	2.5%
12/31/2019	2.22	0	0	0.50%	22.1%	12/31/2019	2.30	0	0	0.25%	22.4%	12/31/2019	2.39	0	0	0.00%	22.7%
12/31/2018	1.82	0	0	0.50%	-15.1%	12/31/2018	1.88	0	0	0.25%	-14.9%	12/31/2018	1.95	0	0	0.00%	-14.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.8%
2021	0.2%
2020	1.1%
2019	0.7%
2018	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Mid Cap Stock Fund R3 Class - 06-961

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,713	$13,715	499
Receivables: investments sold	196
Payables: investments purchased	-
Net assets	$13,909

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,909	4,375	$3.18
Band 100	-	-	3.29
Band 75	-	-	3.40
Band 50	-	-	3.52
Band 25	-	-	3.64
Band 0	-	-	3.77
Total	$13,909	4,375

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$102
Mortality & expense charges			(202)
Net investment income (loss)			(100)

Gain (loss) on investments:
Net realized gain (loss)			399
Realized gain distributions			949
Net change in unrealized appreciation (depreciation)			(3,925)
Net gain (loss)			(2,577)

Increase (decrease) in net assets from operations			$(2,677)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(100)	$(139)
Net realized gain (loss)		399	2,708
Realized gain distributions		949	1,499
Net change in unrealized appreciation (depreciation)		(3,925)	1,063

Increase (decrease) in net assets from operations		(2,677)	5,131

Contract owner transactions:
Proceeds from units sold		507	931
Cost of units redeemed		(4,769)	(25,502)
Account charges		(10)	(18)
Increase (decrease)		(4,272)	(24,589)
Net increase (decrease)		(6,949)	(19,458)
Net assets, beginning		20,858	40,316
Net assets, ending		$13,909	$20,858

Units sold		155	277
Units redeemed		(1,526)	(8,635)
Net increase (decrease)		(1,371)	(8,358)
Units outstanding, beginning		5,746	14,104
Units outstanding, ending		4,375	5,746

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,105,082
Cost of units redeemed/account charges			(1,180,828)
Net investment income (loss)			(14,861)
Net realized gain (loss)			80,954
Realized gain distributions			23,564
Net change in unrealized appreciation (depreciation)			(2)
Net assets			$13,909

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.18	4	$14	1.25%	-12.4%	12/31/2022	$3.29	0	$0	1.00%	-12.2%	12/31/2022	$3.40	0	$0	0.75%	-12.0%
12/31/2021	3.63	6	21	1.25%	27.0%	12/31/2021	3.75	0	0	1.00%	27.3%	12/31/2021	3.87	0	0	0.75%	27.6%
12/31/2020	2.86	14	40	1.25%	1.2%	12/31/2020	2.94	0	0	1.00%	1.4%	12/31/2020	3.03	0	0	0.75%	1.7%
12/31/2019	2.82	30	84	1.25%	21.1%	12/31/2019	2.90	0	0	1.00%	21.4%	12/31/2019	2.98	0	0	0.75%	21.7%
12/31/2018	2.33	37	86	1.25%	-15.7%	12/31/2018	2.39	0	0	1.00%	-15.5%	12/31/2018	2.45	0	0	0.75%	-15.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.52	0	$0	0.50%	-11.7%	12/31/2022	$3.64	0	$0	0.25%	-11.5%	12/31/2022	$3.77	0	$0	0.00%	-11.3%
12/31/2021	3.99	0	0	0.50%	27.9%	12/31/2021	4.12	0	0	0.25%	28.3%	12/31/2021	4.25	0	0	0.00%	28.6%
12/31/2020	3.12	0	0	0.50%	1.9%	12/31/2020	3.21	0	0	0.25%	2.2%	12/31/2020	3.31	0	0	0.00%	2.5%
12/31/2019	3.06	0	0	0.50%	22.0%	12/31/2019	3.14	0	0	0.25%	22.3%	12/31/2019	3.23	0	0	0.00%	22.7%
12/31/2018	2.51	0	0	0.50%	-15.1%	12/31/2018	2.57	0	0	0.25%	-14.9%	12/31/2018	2.63	0	0	0.00%	-14.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.6%
2021	0.3%
2020	0.6%
2019	0.6%
2018	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Small Cap Value Fund R3 Class - 06-962

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$62,243	$70,114	5,448
Receivables: investments sold	31
Payables: investments purchased	-
Net assets	$62,274

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$62,274	23,926	$2.60
Band 100	-	-	2.69
Band 75	-	-	2.79
Band 50	-	-	2.88
Band 25	-	-	2.98
Band 0	-	-	3.09
Total	$62,274	23,926

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,880)
Net investment income (loss)			(1,880)

Gain (loss) on investments:
Net realized gain (loss)			(79,906)
Realized gain distributions			2,317
Net change in unrealized appreciation (depreciation)			36,710
Net gain (loss)			(40,879)

Increase (decrease) in net assets from operations			$(42,759)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,880)	$(4,049)
Net realized gain (loss)		(79,906)	(3,817)
Realized gain distributions		2,317	52,349
Net change in unrealized appreciation (depreciation)		36,710	(2,648)

Increase (decrease) in net assets from operations		(42,759)	41,835

Contract owner transactions:
Proceeds from units sold		21,700	210,567
Cost of units redeemed		(255,608)	(85,144)
Account charges		(335)	(786)
Increase (decrease)		(234,243)	124,637
Net increase (decrease)		(277,002)	166,472
Net assets, beginning		339,276	172,804
Net assets, ending		$62,274	$339,276

Units sold		11,172	66,929
Units redeemed		(93,128)	(28,219)
Net increase (decrease)		(81,956)	38,710
Units outstanding, beginning		105,882	67,172
Units outstanding, ending		23,926	105,882

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$855,835
Cost of units redeemed/account charges			(921,356)
Net investment income (loss)			(25,214)
Net realized gain (loss)			(94,531)
Realized gain distributions			255,411
Net change in unrealized appreciation (depreciation)			(7,871)
Net assets			$62,274

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.60	24	$62	1.25%	-18.8%	12/31/2022	$2.69	0	$0	1.00%	-18.6%	12/31/2022	$2.79	0	$0	0.75%	-18.4%
12/31/2021	3.20	106	339	1.25%	24.6%	12/31/2021	3.31	0	0	1.00%	24.9%	12/31/2021	3.41	0	0	0.75%	25.2%
12/31/2020	2.57	67	173	1.25%	-3.0%	12/31/2020	2.65	0	0	1.00%	-2.7%	12/31/2020	2.73	0	0	0.75%	-2.5%
12/31/2019	2.65	52	137	1.25%	18.5%	12/31/2019	2.72	0	0	1.00%	18.8%	12/31/2019	2.80	0	0	0.75%	19.1%
12/31/2018	2.24	60	135	1.25%	-13.2%	12/31/2018	2.29	0	0	1.00%	-13.0%	12/31/2018	2.35	0	0	0.75%	-12.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.88	0	$0	0.50%	-18.2%	12/31/2022	$2.98	0	$0	0.25%	-18.0%	12/31/2022	$3.09	0	$0	0.00%	-17.8%
12/31/2021	3.52	0	0	0.50%	25.5%	12/31/2021	3.64	0	0	0.25%	25.8%	12/31/2021	3.75	0	0	0.00%	26.1%
12/31/2020	2.81	0	0	0.50%	-2.2%	12/31/2020	2.89	0	0	0.25%	-2.0%	12/31/2020	2.98	0	0	0.00%	-1.7%
12/31/2019	2.87	0	0	0.50%	19.4%	12/31/2019	2.95	0	0	0.25%	19.7%	12/31/2019	3.03	0	0	0.00%	20.0%
12/31/2018	2.40	0	0	0.50%	-12.5%	12/31/2018	2.46	0	0	0.25%	-12.3%	12/31/2018	2.52	0	0	0.00%	-12.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	1.0%
2019	0.1%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Small Cap Value Fund P Class - 06-980 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.70
Band 100	-	-	2.82
Band 75	-	-	2.95
Band 50	-	-	3.09
Band 25	-	-	3.23
Band 0	-	-	3.38
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$881,687
Cost of units redeemed/account charges			(1,114,693)
Net investment income (loss)			(34,037)
Net realized gain (loss)			(103,825)
Realized gain distributions			370,868
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.70	0	$0	1.25%	-18.7%	12/31/2022	$2.82	0	$0	1.00%	-18.5%	12/31/2022	$2.95	0	$0	0.75%	-18.3%
12/31/2021	3.32	0	0	1.25%	24.6%	12/31/2021	3.46	0	0	1.00%	25.0%	12/31/2021	3.61	0	0	0.75%	25.3%
12/31/2020	2.66	0	0	1.25%	-2.9%	12/31/2020	2.77	0	0	1.00%	-2.7%	12/31/2020	2.88	0	0	0.75%	-2.4%
12/31/2019	2.74	0	0	1.25%	18.6%	12/31/2019	2.85	0	0	1.00%	18.9%	12/31/2019	2.95	0	0	0.75%	19.2%
12/31/2018	2.31	0	0	1.25%	-13.1%	12/31/2018	2.39	0	0	1.00%	-12.9%	12/31/2018	2.48	0	0	0.75%	-12.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.09	0	$0	0.50%	-18.1%	12/31/2022	$3.23	0	$0	0.25%	-17.9%	12/31/2022	$3.38	0	$0	0.00%	-17.7%
12/31/2021	3.77	0	0	0.50%	25.6%	12/31/2021	3.93	0	0	0.25%	25.9%	12/31/2021	4.10	0	0	0.00%	26.2%
12/31/2020	3.00	0	0	0.50%	-2.2%	12/31/2020	3.12	0	0	0.25%	-2.0%	12/31/2020	3.25	0	0	0.00%	-1.7%
12/31/2019	3.07	0	0	0.50%	19.5%	12/31/2019	3.19	0	0	0.25%	19.8%	12/31/2019	3.31	0	0	0.00%	20.1%
12/31/2018	2.57	0	0	0.50%	-12.5%	12/31/2018	2.66	0	0	0.25%	-12.3%	12/31/2018	2.75	0	0	0.00%	-12.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Small Cap Value Fund Institutional Class - 06-704 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.72
Band 100	-	-	1.76
Band 75	-	-	1.81
Band 50	-	-	1.85
Band 25	-	-	1.90
Band 0	-	-	1.95
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /7 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.72	0	$0	1.25%	-18.3%	12/31/2022	$1.76	0	$0	1.00%	-18.1%	12/31/2022	$1.81	0	$0	0.75%	-17.9%
12/31/2021	2.10	0	0	1.25%	25.2%	12/31/2021	2.15	0	0	1.00%	25.5%	12/31/2021	2.20	0	0	0.75%	25.8%
12/31/2020	1.68	0	0	1.25%	-2.5%	12/31/2020	1.71	0	0	1.00%	-2.2%	12/31/2020	1.75	0	0	0.75%	-2.0%
12/31/2019	1.72	0	0	1.25%	19.1%	12/31/2019	1.75	0	0	1.00%	19.4%	12/31/2019	1.78	0	0	0.75%	19.7%
12/31/2018	1.45	0	0	1.25%	-12.8%	12/31/2018	1.47	0	0	1.00%	-12.5%	12/31/2018	1.49	0	0	0.75%	-12.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.85	0	$0	0.50%	-17.7%	12/31/2022	$1.90	0	$0	0.25%	-17.5%	12/31/2022	$1.95	0	$0	0.00%	-17.3%
12/31/2021	2.25	0	0	0.50%	26.1%	12/31/2021	2.31	0	0	0.25%	26.4%	12/31/2021	2.36	0	0	0.00%	26.8%
12/31/2020	1.79	0	0	0.50%	-1.7%	12/31/2020	1.82	0	0	0.25%	-1.5%	12/31/2020	1.86	0	0	0.00%	-1.2%
12/31/2019	1.82	0	0	0.50%	20.0%	12/31/2019	1.85	0	0	0.25%	20.3%	12/31/2019	1.89	0	0	0.00%	20.6%
12/31/2018	1.52	0	0	0.50%	-12.1%	12/31/2018	1.54	0	0	0.25%	-11.9%	12/31/2018	1.56	0	0	0.00%	-11.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Value Opportunities Fund A Class - 06-967

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$96,833	$116,836	6,289
Receivables: investments sold	21
Payables: investments purchased	-
Net assets	$96,854

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$96,854	37,318	$2.60
Band 100	-	-	2.68
Band 75	-	-	2.77
Band 50	-	-	2.86
Band 25	-	-	2.96
Band 0	-	-	3.05
Total	$96,854	37,318

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$623
Mortality & expense charges			(1,328)
Net investment income (loss)			(705)

Gain (loss) on investments:
Net realized gain (loss)			2,915
Realized gain distributions			7,699
Net change in unrealized appreciation (depreciation)			(40,761)
Net gain (loss)			(30,147)

Increase (decrease) in net assets from operations			$(30,852)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(705)	$(2,228)
Net realized gain (loss)		2,915	55,545
Realized gain distributions		7,699	18,680
Net change in unrealized appreciation (depreciation)		(40,761)	(8,825)

Increase (decrease) in net assets from operations		(30,852)	63,172

Contract owner transactions:
Proceeds from units sold		8,926	30,515
Cost of units redeemed		(40,618)	(551,460)
Account charges		(140)	(364)
Increase (decrease)		(31,832)	(521,309)
Net increase (decrease)		(62,684)	(458,137)
Net assets, beginning		159,538	617,675
Net assets, ending		$96,854	$159,538

Units sold		3,377	9,940
Units redeemed		(13,469)	(193,126)
Net increase (decrease)		(10,092)	(183,186)
Units outstanding, beginning		47,410	230,596
Units outstanding, ending		37,318	47,410

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$18,138,993
Cost of units redeemed/account charges			(20,626,108)
Net investment income (loss)			(191,865)
Net realized gain (loss)			1,296,263
Realized gain distributions			1,499,574
Net change in unrealized appreciation (depreciation)			(20,003)
Net assets			$96,854

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.60	37	$97	1.25%	-22.9%	12/31/2022	$2.68	0	$0	1.00%	-22.7%	12/31/2022	$2.77	0	$0	0.75%	-22.5%
12/31/2021	3.37	47	160	1.25%	25.6%	12/31/2021	3.47	0	0	1.00%	25.9%	12/31/2021	3.57	0	0	0.75%	26.3%
12/31/2020	2.68	231	618	1.25%	13.8%	12/31/2020	2.75	0	0	1.00%	14.0%	12/31/2020	2.83	0	0	0.75%	14.3%
12/31/2019	2.35	300	706	1.25%	21.3%	12/31/2019	2.41	0	0	1.00%	21.6%	12/31/2019	2.48	0	0	0.75%	21.9%
12/31/2018	1.94	369	716	1.25%	-13.0%	12/31/2018	1.99	0	0	1.00%	-12.7%	12/31/2018	2.03	0	0	0.75%	-12.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.86	0	$0	0.50%	-22.3%	12/31/2022	$2.96	0	$0	0.25%	-22.1%	12/31/2022	$3.05	0	$0	0.00%	-21.9%
12/31/2021	3.68	0	0	0.50%	26.6%	12/31/2021	3.80	0	0	0.25%	26.9%	12/31/2021	3.91	0	0	0.00%	27.2%
12/31/2020	2.91	0	0	0.50%	14.6%	12/31/2020	2.99	0	0	0.25%	14.9%	12/31/2020	3.07	0	0	0.00%	15.2%
12/31/2019	2.54	0	0	0.50%	22.2%	12/31/2019	2.60	0	0	0.25%	22.6%	12/31/2019	2.67	0	0	0.00%	22.9%
12/31/2018	2.08	0	0	0.50%	-12.3%	12/31/2018	2.12	0	0	0.25%	-12.1%	12/31/2018	2.17	0	0	0.00%	-11.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.5%
2021	0.0%
2020	0.2%
2019	0.3%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Value Opportunities Fund P Class - 06-025

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$395,309	$504,659	26,560
Receivables: investments sold	183
Payables: investments purchased	-
Net assets	$395,492

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$330,837	201,624	$1.64
Band 100	64,655	38,482	1.68
Band 75	-	-	1.72
Band 50	-	-	1.76
Band 25	-	-	1.80
Band 0	-	-	1.85
Total	$395,492	240,106

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,818
Mortality & expense charges			(6,173)
Net investment income (loss)			(4,355)

Gain (loss) on investments:
Net realized gain (loss)			(33,288)
Realized gain distributions			32,759
Net change in unrealized appreciation (depreciation)			(166,028)
Net gain (loss)			(166,557)

Increase (decrease) in net assets from operations			$(170,912)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,355)	$(8,965)
Net realized gain (loss)		(33,288)	3,005
Realized gain distributions		32,759	99,441
Net change in unrealized appreciation (depreciation)		(166,028)	63,279

Increase (decrease) in net assets from operations		(170,912)	156,760

Contract owner transactions:
Proceeds from units sold		22,297	105,319
Cost of units redeemed		(274,951)	(34,769)
Account charges		(387)	(561)
Increase (decrease)		(253,041)	69,989
Net increase (decrease)		(423,953)	226,749
Net assets, beginning		819,445	592,696
Net assets, ending		$395,492	$819,445

Units sold		12,674	53,888
Units redeemed		(156,059)	(18,106)
Net increase (decrease)		(143,385)	35,782
Units outstanding, beginning		383,491	347,709
Units outstanding, ending		240,106	383,491

* Date of Fund Inception into Variable Account: 7 /12 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,649,186
Cost of units redeemed/account charges			(1,619,996)
Net investment income (loss)			(76,947)
Net realized gain (loss)			(67,647)
Realized gain distributions			620,246
Net change in unrealized appreciation (depreciation)			(109,350)
Net assets			$395,492

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.64	202	$331	1.25%	-23.0%	12/31/2022	$1.68	38	$65	1.00%	-22.9%	12/31/2022	$1.72	0	$0	0.75%	-22.7%
12/31/2021	2.13	345	735	1.25%	25.4%	12/31/2021	2.18	39	84	1.00%	25.7%	12/31/2021	2.22	0	0	0.75%	26.0%
12/31/2020	1.70	309	525	1.25%	13.5%	12/31/2020	1.73	39	68	1.00%	13.8%	12/31/2020	1.77	0	0	0.75%	14.1%
12/31/2019	1.50	420	629	1.25%	21.1%	12/31/2019	1.52	39	60	1.00%	21.4%	12/31/2019	1.55	0	0	0.75%	21.7%
12/31/2018	1.24	439	543	1.25%	-13.2%	12/31/2018	1.25	41	51	1.00%	-12.9%	12/31/2018	1.27	0	0	0.75%	-12.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.76	0	$0	0.50%	-22.5%	12/31/2022	$1.80	0	$0	0.25%	-22.3%	12/31/2022	$1.85	0	$0	0.00%	-22.1%
12/31/2021	2.27	0	0	0.50%	26.3%	12/31/2021	2.32	0	0	0.25%	26.6%	12/31/2021	2.37	0	0	0.00%	26.9%
12/31/2020	1.80	0	0	0.50%	14.4%	12/31/2020	1.83	0	0	0.25%	14.7%	12/31/2020	1.87	0	0	0.00%	14.9%
12/31/2019	1.57	0	0	0.50%	22.0%	12/31/2019	1.60	0	0	0.25%	22.3%	12/31/2019	1.62	0	0	0.00%	22.6%
12/31/2018	1.29	0	0	0.50%	-12.5%	12/31/2018	1.31	0	0	0.25%	-12.3%	12/31/2018	1.32	0	0	0.00%	-12.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.3%
2021	0.0%
2020	0.0%
2019	0.2%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Value Opportunities Fund R3 Class - 06-968

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$403,517	$504,412	27,605
Receivables: investments sold	72
Payables: investments purchased	-
Net assets	$403,589

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$327,511	129,743	$2.52
Band 100	76,078	29,172	2.61
Band 75	-	-	2.69
Band 50	-	-	2.78
Band 25	-	-	2.88
Band 0	-	-	2.97
Total	$403,589	158,915

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,698
Mortality & expense charges			(5,544)
Net investment income (loss)			(3,846)

Gain (loss) on investments:
Net realized gain (loss)			(7,630)
Realized gain distributions			34,011
Net change in unrealized appreciation (depreciation)			(161,593)
Net gain (loss)			(135,212)

Increase (decrease) in net assets from operations			$(139,058)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,846)	$(10,172)
Net realized gain (loss)		(7,630)	79,265
Realized gain distributions		34,011	87,352
Net change in unrealized appreciation (depreciation)		(161,593)	31,903

Increase (decrease) in net assets from operations		(139,058)	188,348

Contract owner transactions:
Proceeds from units sold		30,090	180,243
Cost of units redeemed		(171,427)	(406,113)
Account charges		(409)	(375)
Increase (decrease)		(141,746)	(226,245)
Net increase (decrease)		(280,804)	(37,897)
Net assets, beginning		684,393	722,290
Net assets, ending		$403,589	$684,393

Units sold		11,300	68,819
Units redeemed		(59,603)	(135,877)
Net increase (decrease)		(48,303)	(67,058)
Units outstanding, beginning		207,218	274,276
Units outstanding, ending		158,915	207,218

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$4,746,623
Cost of units redeemed/account charges			(5,290,345)
Net investment income (loss)			(149,114)
Net realized gain (loss)			194,396
Realized gain distributions			1,002,924
Net change in unrealized appreciation (depreciation)			(100,895)
Net assets			$403,589

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.52	130	$328	1.25%	-23.1%	12/31/2022	$2.61	29	$76	1.00%	-22.9%	12/31/2022	$2.69	0	$0	0.75%	-22.7%
12/31/2021	3.28	163	534	1.25%	25.3%	12/31/2021	3.38	44	150	1.00%	25.6%	12/31/2021	3.48	0	0	0.75%	25.9%
12/31/2020	2.62	219	573	1.25%	13.5%	12/31/2020	2.69	55	149	1.00%	13.7%	12/31/2020	2.77	0	0	0.75%	14.0%
12/31/2019	2.31	235	542	1.25%	21.0%	12/31/2019	2.37	64	151	1.00%	21.3%	12/31/2019	2.43	0	0	0.75%	21.6%
12/31/2018	1.91	332	634	1.25%	-13.1%	12/31/2018	1.95	91	177	1.00%	-12.9%	12/31/2018	2.00	0	0	0.75%	-12.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.78	0	$0	0.50%	-22.5%	12/31/2022	$2.88	0	$0	0.25%	-22.3%	12/31/2022	$2.97	0	$0	0.00%	-22.1%
12/31/2021	3.59	0	0	0.50%	26.2%	12/31/2021	3.70	0	0	0.25%	26.6%	12/31/2021	3.81	0	0	0.00%	26.9%
12/31/2020	2.84	0	0	0.50%	14.3%	12/31/2020	2.92	0	0	0.25%	14.6%	12/31/2020	3.01	0	0	0.00%	14.9%
12/31/2019	2.49	0	0	0.50%	21.9%	12/31/2019	2.55	0	0	0.25%	22.2%	12/31/2019	2.62	0	0	0.00%	22.5%
12/31/2018	2.04	0	0	0.50%	-12.5%	12/31/2018	2.09	0	0	0.25%	-12.3%	12/31/2018	2.14	0	0	0.00%	-12.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.3%
2021	0.0%
2020	0.0%
2019	0.1%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Growth Leaders Fund I Class - 06-948

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$92,149	$125,905	3,675
Receivables: investments sold	2,339
Payables: investments purchased	-
Net assets	$94,488

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$94,488	44,822	$2.11
Band 100	-	-	2.15
Band 75	-	-	2.19
Band 50	-	-	2.24
Band 25	-	-	2.28
Band 0	-	-	2.33
Total	$94,488	44,822

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,318)
Net investment income (loss)			(1,318)

Gain (loss) on investments:
Net realized gain (loss)			(1,031)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(53,787)
Net gain (loss)			(54,818)

Increase (decrease) in net assets from operations			$(56,136)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,318)	$(1,806)
Net realized gain (loss)		(1,031)	9,501
Realized gain distributions		-	26,612
Net change in unrealized appreciation (depreciation)		(53,787)	(23,138)

Increase (decrease) in net assets from operations		(56,136)	11,169

Contract owner transactions:
Proceeds from units sold		17,714	11,164
Cost of units redeemed		(6,116)	(21,341)
Account charges		-	-
Increase (decrease)		11,598	(10,177)
Net increase (decrease)		(44,538)	992
Net assets, beginning		139,026	138,034
Net assets, ending		$94,488	$139,026

Units sold		7,273	3,306
Units redeemed		(2,358)	(6,029)
Net increase (decrease)		4,915	(2,723)
Units outstanding, beginning		39,907	42,630
Units outstanding, ending		44,822	39,907

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$352,025
Cost of units redeemed/account charges			(325,466)
Net investment income (loss)			(9,368)
Net realized gain (loss)			35,683
Realized gain distributions			75,370
Net change in unrealized appreciation (depreciation)			(33,756)
Net assets			$94,488

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.11	45	$94	1.25%	-39.5%	12/31/2022	$2.15	0	$0	1.00%	-39.3%	12/31/2022	$2.19	0	$0	0.75%	-39.2%
12/31/2021	3.48	40	139	1.25%	7.6%	12/31/2021	3.54	0	0	1.00%	7.9%	12/31/2021	3.61	0	0	0.75%	8.1%
12/31/2020	3.24	43	138	1.25%	75.3%	12/31/2020	3.29	0	0	1.00%	75.7%	12/31/2020	3.34	0	0	0.75%	76.2%
12/31/2019	1.85	91	168	1.25%	33.4%	12/31/2019	1.87	0	0	1.00%	33.7%	12/31/2019	1.89	0	0	0.75%	34.1%
12/31/2018	1.38	87	120	1.25%	-2.0%	12/31/2018	1.40	0	0	1.00%	-1.7%	12/31/2018	1.41	0	0	0.75%	-1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.24	0	$0	0.50%	-39.0%	12/31/2022	$2.28	0	$0	0.25%	-38.9%	12/31/2022	$2.33	0	$0	0.00%	-38.7%
12/31/2021	3.67	0	0	0.50%	8.4%	12/31/2021	3.73	0	0	0.25%	8.7%	12/31/2021	3.80	0	0	0.00%	8.9%
12/31/2020	3.39	0	0	0.50%	76.6%	12/31/2020	3.44	0	0	0.25%	77.0%	12/31/2020	3.49	0	0	0.00%	77.5%
12/31/2019	1.92	0	0	0.50%	34.4%	12/31/2019	1.94	0	0	0.25%	34.8%	12/31/2019	1.97	0	0	0.00%	35.1%
12/31/2018	1.43	0	0	0.50%	-1.2%	12/31/2018	1.44	0	0	0.25%	-1.0%	12/31/2018	1.45	0	0	0.00%	-0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Total Return Fund I Class - 06-949

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$95,693	$114,150	11,003
Receivables: investments sold	148
Payables: investments purchased	-
Net assets	$95,841

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$95,841	99,201	$0.97
Band 100	-	-	0.99
Band 75	-	-	1.01
Band 50	-	-	1.03
Band 25	-	-	1.05
Band 0	-	-	1.07
Total	$95,841	99,201

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$3,950
Mortality & expense charges			(1,467)
Net investment income (loss)			2,483

Gain (loss) on investments:
Net realized gain (loss)			(6,734)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(17,301)
Net gain (loss)			(24,035)

Increase (decrease) in net assets from operations			$(21,552)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,483	$1,585
Net realized gain (loss)		(6,734)	167
Realized gain distributions		-	906
Net change in unrealized appreciation (depreciation)		(17,301)	(4,261)

Increase (decrease) in net assets from operations		(21,552)	(1,603)

Contract owner transactions:
Proceeds from units sold		8,240	9,535
Cost of units redeemed		(43,393)	(11,655)
Account charges		-	(19)
Increase (decrease)		(35,153)	(2,139)
Net increase (decrease)		(56,705)	(3,742)
Net assets, beginning		152,546	156,288
Net assets, ending		$95,841	$152,546

Units sold		8,178	8,388
Units redeemed		(43,259)	(10,117)
Net increase (decrease)		(35,081)	(1,729)
Units outstanding, beginning		134,282	136,011
Units outstanding, ending		99,201	134,282

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$703,049
Cost of units redeemed/account charges			(601,092)
Net investment income (loss)			22,640
Net realized gain (loss)			(15,393)
Realized gain distributions			5,094
Net change in unrealized appreciation (depreciation)			(18,457)
Net assets			$95,841

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.97	99	$96	1.25%	-15.0%	12/31/2022	$0.99	0	$0	1.00%	-14.7%	12/31/2022	$1.01	0	$0	0.75%	-14.5%
12/31/2021	1.14	134	153	1.25%	-1.1%	12/31/2021	1.16	0	0	1.00%	-0.9%	12/31/2021	1.18	0	0	0.75%	-0.6%
12/31/2020	1.15	136	156	1.25%	6.2%	12/31/2020	1.17	0	0	1.00%	6.5%	12/31/2020	1.18	0	0	0.75%	6.8%
12/31/2019	1.08	67	73	1.25%	7.2%	12/31/2019	1.10	0	0	1.00%	7.5%	12/31/2019	1.11	0	0	0.75%	7.7%
12/31/2018	1.01	189	191	1.25%	-1.8%	12/31/2018	1.02	0	0	1.00%	-1.6%	12/31/2018	1.03	0	0	0.75%	-1.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.03	0	$0	0.50%	-14.3%	12/31/2022	$1.05	0	$0	0.25%	-14.1%	12/31/2022	$1.07	0	$0	0.00%	-13.9%
12/31/2021	1.20	0	0	0.50%	-0.4%	12/31/2021	1.22	0	0	0.25%	-0.1%	12/31/2021	1.24	0	0	0.00%	0.1%
12/31/2020	1.20	0	0	0.50%	7.0%	12/31/2020	1.22	0	0	0.25%	7.3%	12/31/2020	1.24	0	0	0.00%	7.6%
12/31/2019	1.12	0	0	0.50%	8.0%	12/31/2019	1.14	0	0	0.25%	8.3%	12/31/2019	1.15	0	0	0.00%	8.5%
12/31/2018	1.04	0	0	0.50%	-1.1%	12/31/2018	1.05	0	0	0.25%	-0.8%	12/31/2018	1.06	0	0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.2%
2021	2.3%
2020	3.1%
2019	3.5%
2018	3.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Growth Leaders Fund R3 Class - 06-951

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$332,609	$418,011	14,184
Receivables: investments sold	3,418
Payables: investments purchased	-
Net assets	$336,027

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$336,027	165,869	$2.03
Band 100	-	-	2.07
Band 75	-	-	2.11
Band 50	-	-	2.15
Band 25	-	-	2.19
Band 0	-	-	2.24
Total	$336,027	165,869

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(3,995)
Net investment income (loss)			(3,995)

Gain (loss) on investments:
Net realized gain (loss)			(18,926)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(115,552)
Net gain (loss)			(134,478)

Increase (decrease) in net assets from operations			$(138,473)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,995)	$(2,039)
Net realized gain (loss)		(18,926)	1,182
Realized gain distributions		-	37,688
Net change in unrealized appreciation (depreciation)		(115,552)	(26,057)

Increase (decrease) in net assets from operations		(138,473)	10,774

Contract owner transactions:
Proceeds from units sold		424,599	40,352
Cost of units redeemed		(136,451)	(1,190)
Account charges		(120)	(105)
Increase (decrease)		288,028	39,057
Net increase (decrease)		149,555	49,831
Net assets, beginning		186,472	136,641
Net assets, ending		$336,027	$186,472

Units sold		165,732	12,343
Units redeemed		(55,308)	(397)
Net increase (decrease)		110,424	11,946
Units outstanding, beginning		55,445	43,499
Units outstanding, ending		165,869	55,445

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$629,246
Cost of units redeemed/account charges			(278,489)
Net investment income (loss)			(11,536)
Net realized gain (loss)			8,402
Realized gain distributions			73,806
Net change in unrealized appreciation (depreciation)			(85,402)
Net assets			$336,027

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.03	166	$336	1.25%	-39.8%	12/31/2022	$2.07	0	$0	1.00%	-39.6%	12/31/2022	$2.11	0	$0	0.75%	-39.5%
12/31/2021	3.36	55	186	1.25%	7.1%	12/31/2021	3.42	0	0	1.00%	7.3%	12/31/2021	3.48	0	0	0.75%	7.6%
12/31/2020	3.14	43	137	1.25%	74.4%	12/31/2020	3.19	0	0	1.00%	74.8%	12/31/2020	3.24	0	0	0.75%	75.2%
12/31/2019	1.80	42	75	1.25%	32.7%	12/31/2019	1.82	0	0	1.00%	33.0%	12/31/2019	1.85	0	0	0.75%	33.4%
12/31/2018	1.36	39	53	1.25%	-2.4%	12/31/2018	1.37	0	0	1.00%	-2.2%	12/31/2018	1.38	0	0	0.75%	-1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.15	0	$0	0.50%	-39.3%	12/31/2022	$2.19	0	$0	0.25%	-39.2%	12/31/2022	$2.24	0	$0	0.00%	-39.0%
12/31/2021	3.54	0	0	0.50%	7.9%	12/31/2021	3.61	0	0	0.25%	8.1%	12/31/2021	3.67	0	0	0.00%	8.4%
12/31/2020	3.28	0	0	0.50%	75.7%	12/31/2020	3.33	0	0	0.25%	76.1%	12/31/2020	3.38	0	0	0.00%	76.6%
12/31/2019	1.87	0	0	0.50%	33.7%	12/31/2019	1.89	0	0	0.25%	34.0%	12/31/2019	1.92	0	0	0.00%	34.4%
12/31/2018	1.40	0	0	0.50%	-1.7%	12/31/2018	1.41	0	0	0.25%	-1.4%	12/31/2018	1.43	0	0	0.00%	-1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Total Return Fund R3 Class - 06-952

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$41,980	$49,156	4,823
Receivables: investments sold	-
Payables: investments purchased	(64)
Net assets	$41,916

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$41,916	45,187	$0.93
Band 100	-	-	0.95
Band 75	-	-	0.97
Band 50	-	-	0.98
Band 25	-	-	1.00
Band 0	-	-	1.02
Total	$41,916	45,187

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,443
Mortality & expense charges			(644)
Net investment income (loss)			799

Gain (loss) on investments:
Net realized gain (loss)			(2,249)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(8,767)
Net gain (loss)			(11,016)

Increase (decrease) in net assets from operations			$(10,217)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$799	$617
Net realized gain (loss)		(2,249)	833
Realized gain distributions		-	690
Net change in unrealized appreciation (depreciation)		(8,767)	(4,068)

Increase (decrease) in net assets from operations		(10,217)	(1,928)

Contract owner transactions:
Proceeds from units sold		4,784	15,730
Cost of units redeemed		(67,989)	(25,996)
Account charges		-	(204)
Increase (decrease)		(63,205)	(10,470)
Net increase (decrease)		(73,422)	(12,398)
Net assets, beginning		115,338	127,736
Net assets, ending		$41,916	$115,338

Units sold		5,003	14,283
Units redeemed		(64,958)	(23,751)
Net increase (decrease)		(59,955)	(9,468)
Units outstanding, beginning		105,142	114,610
Units outstanding, ending		45,187	105,142

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,029,452
Cost of units redeemed/account charges			(1,001,689)
Net investment income (loss)			27,048
Net realized gain (loss)			(12,252)
Realized gain distributions			6,533
Net change in unrealized appreciation (depreciation)			(7,176)
Net assets			$41,916

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.93	45	$42	1.25%	-15.4%	12/31/2022	$0.95	0	$0	1.00%	-15.2%	12/31/2022	$0.97	0	$0	0.75%	-15.0%
12/31/2021	1.10	105	115	1.25%	-1.6%	12/31/2021	1.12	0	0	1.00%	-1.3%	12/31/2021	1.14	0	0	0.75%	-1.1%
12/31/2020	1.11	115	128	1.25%	5.6%	12/31/2020	1.13	0	0	1.00%	5.9%	12/31/2020	1.15	0	0	0.75%	6.1%
12/31/2019	1.06	111	117	1.25%	6.7%	12/31/2019	1.07	0	0	1.00%	7.0%	12/31/2019	1.08	0	0	0.75%	7.3%
12/31/2018	0.99	161	160	1.25%	-2.5%	12/31/2018	1.00	0	0	1.00%	-2.2%	12/31/2018	1.01	0	0	0.75%	-2.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.98	0	$0	0.50%	-14.8%	12/31/2022	$1.00	0	$0	0.25%	-14.6%	12/31/2022	$1.02	0	$0	0.00%	-14.4%
12/31/2021	1.16	0	0	0.50%	-0.8%	12/31/2021	1.18	0	0	0.25%	-0.6%	12/31/2021	1.20	0	0	0.00%	-0.3%
12/31/2020	1.17	0	0	0.50%	6.4%	12/31/2020	1.18	0	0	0.25%	6.7%	12/31/2020	1.20	0	0	0.00%	6.9%
12/31/2019	1.10	0	0	0.50%	7.5%	12/31/2019	1.11	0	0	0.25%	7.8%	12/31/2019	1.12	0	0	0.00%	8.1%
12/31/2018	1.02	0	0	0.50%	-1.7%	12/31/2018	1.03	0	0	0.25%	-1.5%	12/31/2018	1.04	0	0	0.00%	-1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.8%
2021	1.8%
2020	2.0%
2019	2.8%
2018	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Bond-Debenture Fund R5 Class - 06-CJT

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$996	$1,086	143
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$996

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$996	796	$1.25
Band 100	-	-	1.27
Band 75	-	-	1.29
Band 50	-	-	1.32
Band 25	-	-	1.34
Band 0	-	-	1.36
Total	$996	796

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$34
Mortality & expense charges			(9)
Net investment income (loss)			25

Gain (loss) on investments:
Net realized gain (loss)			(82)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(70)
Net gain (loss)			(152)

Increase (decrease) in net assets from operations			$(127)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$25	$289
Net realized gain (loss)		(82)	643
Realized gain distributions		-	5
Net change in unrealized appreciation (depreciation)		(70)	(220)

Increase (decrease) in net assets from operations		(127)	717

Contract owner transactions:
Proceeds from units sold		662	25,335
Cost of units redeemed		(1,196)	(28,519)
Account charges		(4)	(1)
Increase (decrease)		(538)	(3,185)
Net increase (decrease)		(665)	(2,468)
Net assets, beginning		1,661	4,129
Net assets, ending		$996	$1,661

Units sold		528	17,784
Units redeemed		(879)	(19,549)
Net increase (decrease)		(351)	(1,765)
Units outstanding, beginning		1,147	2,912
Units outstanding, ending		796	1,147

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$32,588
Cost of units redeemed/account charges			(32,578)
Net investment income (loss)			523
Net realized gain (loss)			537
Realized gain distributions			16
Net change in unrealized appreciation (depreciation)			(90)
Net assets			$996

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.25	1	$1	1.25%	-13.6%	12/31/2022	$1.27	0	$0	1.00%	-13.4%	12/31/2022	$1.29	0	$0	0.75%	-13.2%
12/31/2021	1.45	1	2	1.25%	2.1%	12/31/2021	1.47	0	0	1.00%	2.4%	12/31/2021	1.49	0	0	0.75%	2.6%
12/31/2020	1.42	3	4	1.25%	6.3%	12/31/2020	1.44	0	0	1.00%	6.6%	12/31/2020	1.45	0	0	0.75%	6.8%
12/31/2019	1.33	2	3	1.25%	12.3%	12/31/2019	1.35	0	0	1.00%	12.6%	12/31/2019	1.36	0	0	0.75%	12.9%
12/31/2018	1.19	0	0	1.25%	-4.8%	12/31/2018	1.20	0	0	1.00%	-4.6%	12/31/2018	1.20	0	0	0.75%	-4.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.32	0	$0	0.50%	-13.0%	12/31/2022	$1.34	0	$0	0.25%	-12.7%	12/31/2022	$1.36	0	$0	0.00%	-12.5%
12/31/2021	1.51	0	0	0.50%	2.9%	12/31/2021	1.54	0	0	0.25%	3.1%	12/31/2021	1.56	0	0	0.00%	3.4%
12/31/2020	1.47	0	0	0.50%	7.1%	12/31/2020	1.49	0	0	0.25%	7.4%	12/31/2020	1.51	0	0	0.00%	7.6%
12/31/2019	1.37	0	0	0.50%	13.2%	12/31/2019	1.39	0	0	0.25%	13.5%	12/31/2019	1.40	0	0	0.00%	13.7%
12/31/2018	1.21	0	0	0.50%	-4.1%	12/31/2018	1.22	0	0	0.25%	-3.9%	12/31/2018	1.23	0	0	0.00%	-3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.6%
2021	15.2%
2020	4.5%
2019	5.5%
2018	3.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Dividend Growth Fund R5 Class - 06-CJV

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,856	$10,851	633
Receivables: investments sold	-
Payables: investments purchased	(5)
Net assets	$10,851

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,851	5,277	$2.06
Band 100	-	-	2.09
Band 75	-	-	2.13
Band 50	-	-	2.17
Band 25	-	-	2.20
Band 0	-	-	2.24
Total	$10,851	5,277

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$676
Mortality & expense charges			(777)
Net investment income (loss)			(101)

Gain (loss) on investments:
Net realized gain (loss)			(14,578)
Realized gain distributions			493
Net change in unrealized appreciation (depreciation)			(546)
Net gain (loss)			(14,631)

Increase (decrease) in net assets from operations			$(14,732)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(101)	$120
Net realized gain (loss)		(14,578)	3,950
Realized gain distributions		493	7,063
Net change in unrealized appreciation (depreciation)		(546)	(431)

Increase (decrease) in net assets from operations		(14,732)	10,702

Contract owner transactions:
Proceeds from units sold		185,351	106,935
Cost of units redeemed		(263,852)	(20,956)
Account charges		(343)	(220)
Increase (decrease)		(78,844)	85,759
Net increase (decrease)		(93,576)	96,461
Net assets, beginning		104,427	7,966
Net assets, ending		$10,851	$104,427

Units sold		91,637	48,540
Units redeemed		(129,801)	(9,225)
Net increase (decrease)		(38,164)	39,315
Units outstanding, beginning		43,441	4,126
Units outstanding, ending		5,277	43,441

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$303,975
Cost of units redeemed/account charges			(291,111)
Net investment income (loss)			84
Net realized gain (loss)			(10,436)
Realized gain distributions			8,334
Net change in unrealized appreciation (depreciation)			5
Net assets			$10,851

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.06	5	$11	1.25%	-14.5%	12/31/2022	$2.09	0	$0	1.00%	-14.2%	12/31/2022	$2.13	0	$0	0.75%	-14.0%
12/31/2021	2.40	43	104	1.25%	24.5%	12/31/2021	2.44	0	0	1.00%	24.8%	12/31/2021	2.48	0	0	0.75%	25.1%
12/31/2020	1.93	4	8	1.25%	14.4%	12/31/2020	1.95	0	0	1.00%	14.7%	12/31/2020	1.98	0	0	0.75%	15.0%
12/31/2019	1.69	4	7	1.25%	25.4%	12/31/2019	1.70	0	0	1.00%	25.7%	12/31/2019	1.72	0	0	0.75%	26.0%
12/31/2018	1.35	2	3	1.25%	-5.7%	12/31/2018	1.36	0	0	1.00%	-5.5%	12/31/2018	1.37	0	0	0.75%	-5.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.17	0	$0	0.50%	-13.8%	12/31/2022	$2.20	0	$0	0.25%	-13.6%	12/31/2022	$2.24	0	$0	0.00%	-13.4%
12/31/2021	2.51	0	0	0.50%	25.5%	12/31/2021	2.55	0	0	0.25%	25.8%	12/31/2021	2.59	0	0	0.00%	26.1%
12/31/2020	2.00	0	0	0.50%	15.3%	12/31/2020	2.03	0	0	0.25%	15.5%	12/31/2020	2.05	0	0	0.00%	15.8%
12/31/2019	1.74	0	0	0.50%	26.3%	12/31/2019	1.76	0	0	0.25%	26.6%	12/31/2019	1.77	0	0	0.00%	26.9%
12/31/2018	1.38	0	0	0.50%	-5.0%	12/31/2018	1.39	0	0	0.25%	-4.8%	12/31/2018	1.40	0	0	0.00%	-4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.2%
2021	1.1%
2020	1.2%
2019	2.1%
2018	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Developing Growth Fund R5 Class - 06-CJW

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,468	$3,186	110
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$2,466

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,466	1,199	$2.06
Band 100	-	-	2.09
Band 75	-	-	2.13
Band 50	-	-	2.17
Band 25	-	-	2.20
Band 0	-	-	2.24
Total	$2,466	1,199

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(858)
Net investment income (loss)			(858)

Gain (loss) on investments:
Net realized gain (loss)			(194,343)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			64,870
Net gain (loss)			(129,473)

Increase (decrease) in net assets from operations			$(130,331)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(858)	$(61,768)
Net realized gain (loss)		(194,343)	(298,516)
Realized gain distributions		-	42,613
Net change in unrealized appreciation (depreciation)		64,870	(65,588)

Increase (decrease) in net assets from operations		(130,331)	(383,259)

Contract owner transactions:
Proceeds from units sold		10,491	8,378,245
Cost of units redeemed		(404,265)	(7,450,808)
Account charges		(428)	(17,179)
Increase (decrease)		(394,202)	910,258
Net increase (decrease)		(524,533)	526,999
Net assets, beginning		526,999	-
Net assets, ending		$2,466	$526,999

Units sold		5,120	2,355,916
Units redeemed		(166,116)	(2,193,721)
Net increase (decrease)		(160,996)	162,195
Units outstanding, beginning		162,195	-
Units outstanding, ending		1,199	162,195

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$8,388,736
Cost of units redeemed/account charges			(7,872,680)
Net investment income (loss)			(62,626)
Net realized gain (loss)			(492,859)
Realized gain distributions			42,613
Net change in unrealized appreciation (depreciation)			(718)
Net assets			$2,466

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.06	1	$2	1.25%	-36.7%	12/31/2022	$2.09	0	$0	1.00%	-36.6%	12/31/2022	$2.13	0	$0	0.75%	-36.4%
12/31/2021	3.25	162	527	1.25%	-3.6%	12/31/2021	3.30	0	0	1.00%	-3.4%	12/31/2021	3.35	0	0	0.75%	-3.1%
12/31/2020	3.37	0	0	1.25%	70.8%	12/31/2020	3.41	0	0	1.00%	71.2%	12/31/2020	3.46	0	0	0.75%	71.7%
12/31/2019	1.97	0	0	1.25%	30.7%	12/31/2019	1.99	0	0	1.00%	31.0%	12/31/2019	2.01	0	0	0.75%	31.3%
12/31/2018	1.51	0	0	1.25%	4.0%	12/31/2018	1.52	0	0	1.00%	4.3%	12/31/2018	1.53	0	0	0.75%	4.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.17	0	$0	0.50%	-36.2%	12/31/2022	$2.20	0	$0	0.25%	-36.1%	12/31/2022	$2.24	0	$0	0.00%	-35.9%
12/31/2021	3.40	0	0	0.50%	-2.9%	12/31/2021	3.45	0	0	0.25%	-2.7%	12/31/2021	3.50	0	0	0.00%	-2.4%
12/31/2020	3.50	0	0	0.50%	72.1%	12/31/2020	3.54	0	0	0.25%	72.5%	12/31/2020	3.59	0	0	0.00%	73.0%
12/31/2019	2.03	0	0	0.50%	31.7%	12/31/2019	2.05	0	0	0.25%	32.0%	12/31/2019	2.07	0	0	0.00%	32.3%
12/31/2018	1.54	0	0	0.50%	4.8%	12/31/2018	1.56	0	0	0.25%	5.1%	12/31/2018	1.57	0	0	0.00%	5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Fundamental Equity Fund R5 Class - 06-CJX

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$82,873	$91,667	6,908
Receivables: investments sold	-
Payables: investments purchased	(42)
Net assets	$82,831

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$82,831	45,691	$1.81
Band 100	-	-	1.84
Band 75	-	-	1.88
Band 50	-	-	1.91
Band 25	-	-	1.94
Band 0	-	-	1.98
Total	$82,831	45,691

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,660
Mortality & expense charges			(1,140)
Net investment income (loss)			520

Gain (loss) on investments:
Net realized gain (loss)			(7,736)
Realized gain distributions			4,783
Net change in unrealized appreciation (depreciation)			(3,684)
Net gain (loss)			(6,637)

Increase (decrease) in net assets from operations			$(6,117)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$520	$860
Net realized gain (loss)		(7,736)	(224)
Realized gain distributions		4,783	10,182
Net change in unrealized appreciation (depreciation)		(3,684)	(5,110)

Increase (decrease) in net assets from operations		(6,117)	5,708

Contract owner transactions:
Proceeds from units sold		37,126	97,784
Cost of units redeemed		(45,992)	(4,699)
Account charges		(778)	(201)
Increase (decrease)		(9,644)	92,884
Net increase (decrease)		(15,761)	98,592
Net assets, beginning		98,592	-
Net assets, ending		$82,831	$98,592

Units sold		21,611	51,194
Units redeemed		(24,679)	(2,435)
Net increase (decrease)		(3,068)	48,759
Units outstanding, beginning		48,759	-
Units outstanding, ending		45,691	48,759

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$134,910
Cost of units redeemed/account charges			(51,670)
Net investment income (loss)			1,380
Net realized gain (loss)			(7,960)
Realized gain distributions			14,965
Net change in unrealized appreciation (depreciation)			(8,794)
Net assets			$82,831

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.81	46	$83	1.25%	-10.3%	12/31/2022	$1.84	0	$0	1.00%	-10.1%	12/31/2022	$1.88	0	$0	0.75%	-9.9%
12/31/2021	2.02	49	99	1.25%	27.7%	12/31/2021	2.05	0	0	1.00%	28.0%	12/31/2021	2.08	0	0	0.75%	28.3%
12/31/2020	1.58	0	0	1.25%	1.7%	12/31/2020	1.60	0	0	1.00%	2.0%	12/31/2020	1.62	0	0	0.75%	2.3%
12/31/2019	1.56	0	0	1.25%	21.4%	12/31/2019	1.57	0	0	1.00%	21.7%	12/31/2019	1.59	0	0	0.75%	22.0%
12/31/2018	1.28	0	0	1.25%	-9.3%	12/31/2018	1.29	0	0	1.00%	-9.1%	12/31/2018	1.30	0	0	0.75%	-8.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.91	0	$0	0.50%	-9.7%	12/31/2022	$1.94	0	$0	0.25%	-9.4%	12/31/2022	$1.98	0	$0	0.00%	-9.2%
12/31/2021	2.11	0	0	0.50%	28.6%	12/31/2021	2.15	0	0	0.25%	28.9%	12/31/2021	2.18	0	0	0.00%	29.3%
12/31/2020	1.64	0	0	0.50%	2.5%	12/31/2020	1.66	0	0	0.25%	2.8%	12/31/2020	1.68	0	0	0.00%	3.0%
12/31/2019	1.60	0	0	0.50%	22.3%	12/31/2019	1.62	0	0	0.25%	22.6%	12/31/2019	1.64	0	0	0.00%	22.9%
12/31/2018	1.31	0	0	0.50%	-8.6%	12/31/2018	1.32	0	0	0.25%	-8.4%	12/31/2018	1.33	0	0	0.00%	-8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.8%
2021	2.3%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Growth Leaders Fund R5 Class - 06-CJY

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,050,189	$1,664,401	40,905
Receivables: investments sold	2,311
Payables: investments purchased	-
Net assets	$1,052,500

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,052,500	492,071	$2.14
Band 100	-	-	2.18
Band 75	-	-	2.21
Band 50	-	-	2.25
Band 25	-	-	2.29
Band 0	-	-	2.33
Total	$1,052,500	492,071

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(27,927)
Net investment income (loss)			(27,927)

Gain (loss) on investments:
Net realized gain (loss)			(620,848)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(593,986)
Net gain (loss)			(1,214,834)

Increase (decrease) in net assets from operations			$(1,242,761)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(27,927)	$(53,003)
Net realized gain (loss)		(620,848)	352,320
Realized gain distributions		-	962,836
Net change in unrealized appreciation (depreciation)		(593,986)	(814,750)

Increase (decrease) in net assets from operations		(1,242,761)	447,403

Contract owner transactions:
Proceeds from units sold		181,499	2,811,196
Cost of units redeemed		(2,208,349)	(1,027,595)
Account charges		(317)	(370)
Increase (decrease)		(2,027,167)	1,783,231
Net increase (decrease)		(3,269,928)	2,230,634
Net assets, beginning		4,322,428	2,091,794
Net assets, ending		$1,052,500	$4,322,428

Units sold		114,071	885,332
Units redeemed		(845,211)	(299,013)
Net increase (decrease)		(731,140)	586,319
Units outstanding, beginning		1,223,211	636,892
Units outstanding, ending		492,071	1,223,211

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$4,736,887
Cost of units redeemed/account charges			(4,339,888)
Net investment income (loss)			(128,012)
Net realized gain (loss)			9,226
Realized gain distributions			1,388,499
Net change in unrealized appreciation (depreciation)			(614,212)
Net assets			$1,052,500

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.14	492	$1,053	1.25%	-39.5%	12/31/2022	$2.18	0	$0	1.00%	-39.3%	12/31/2022	$2.21	0	$0	0.75%	-39.2%
12/31/2021	3.53	1,223	4,322	1.25%	7.6%	12/31/2021	3.59	0	0	1.00%	7.9%	12/31/2021	3.64	0	0	0.75%	8.1%
12/31/2020	3.28	637	2,092	1.25%	75.3%	12/31/2020	3.33	0	0	1.00%	75.7%	12/31/2020	3.37	0	0	0.75%	76.2%
12/31/2019	1.87	878	1,646	1.25%	33.4%	12/31/2019	1.89	0	0	1.00%	33.7%	12/31/2019	1.91	0	0	0.75%	34.1%
12/31/2018	1.40	355	498	1.25%	-2.0%	12/31/2018	1.41	0	0	1.00%	-1.7%	12/31/2018	1.43	0	0	0.75%	-1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.25	0	$0	0.50%	-39.0%	12/31/2022	$2.29	0	$0	0.25%	-38.9%	12/31/2022	$2.33	0	$0	0.00%	-38.7%
12/31/2021	3.69	0	0	0.50%	8.4%	12/31/2021	3.75	0	0	0.25%	8.7%	12/31/2021	3.81	0	0	0.00%	8.9%
12/31/2020	3.41	0	0	0.50%	76.6%	12/31/2020	3.45	0	0	0.25%	77.1%	12/31/2020	3.49	0	0	0.00%	77.5%
12/31/2019	1.93	0	0	0.50%	34.4%	12/31/2019	1.95	0	0	0.25%	34.7%	12/31/2019	1.97	0	0	0.00%	35.1%
12/31/2018	1.44	0	0	0.50%	-1.2%	12/31/2018	1.45	0	0	0.25%	-1.0%	12/31/2018	1.46	0	0	0.00%	-0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Growth Opportunities Fund R5 Class - 06-CKC (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.72
Band 100	-	-	1.75
Band 75	-	-	1.78
Band 50	-	-	1.81
Band 25	-	-	1.84
Band 0	-	-	1.88
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.72	0	$0	1.25%	-33.3%	12/31/2022	$1.75	0	$0	1.00%	-33.1%	12/31/2022	$1.78	0	$0	0.75%	-32.9%
12/31/2021	2.58	0	0	1.25%	5.5%	12/31/2021	2.61	0	0	1.00%	5.8%	12/31/2021	2.65	0	0	0.75%	6.0%
12/31/2020	2.44	0	0	1.25%	38.7%	12/31/2020	2.47	0	0	1.00%	39.0%	12/31/2020	2.50	0	0	0.75%	39.4%
12/31/2019	1.76	0	0	1.25%	35.4%	12/31/2019	1.78	0	0	1.00%	35.7%	12/31/2019	1.80	0	0	0.75%	36.1%
12/31/2018	1.30	0	0	1.25%	-4.3%	12/31/2018	1.31	0	0	1.00%	-4.1%	12/31/2018	1.32	0	0	0.75%	-3.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.81	0	$0	0.50%	-32.8%	12/31/2022	$1.84	0	$0	0.25%	-32.6%	12/31/2022	$1.88	0	$0	0.00%	-32.4%
12/31/2021	2.69	0	0	0.50%	6.3%	12/31/2021	2.73	0	0	0.25%	6.6%	12/31/2021	2.78	0	0	0.00%	6.8%
12/31/2020	2.53	0	0	0.50%	39.7%	12/31/2020	2.57	0	0	0.25%	40.1%	12/31/2020	2.60	0	0	0.00%	40.4%
12/31/2019	1.81	0	0	0.50%	36.4%	12/31/2019	1.83	0	0	0.25%	36.8%	12/31/2019	1.85	0	0	0.00%	37.1%
12/31/2018	1.33	0	0	0.50%	-3.6%	12/31/2018	1.34	0	0	0.25%	-3.4%	12/31/2018	1.35	0	0	0.00%	-3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett High Yield Fund R5 Class - 06-CKF

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$50,852	$54,169	8,344
Receivables: investments sold	302
Payables: investments purchased	-
Net assets	$51,154

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$51,154	40,507	$1.26
Band 100	-	-	1.28
Band 75	-	-	1.31
Band 50	-	-	1.33
Band 25	-	-	1.35
Band 0	-	-	1.38
Total	$51,154	40,507

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$11,212
Mortality & expense charges			(2,435)
Net investment income (loss)			8,777

Gain (loss) on investments:
Net realized gain (loss)			(57,475)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,609)
Net gain (loss)			(59,084)

Increase (decrease) in net assets from operations			$(50,307)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,777	$133,128
Net realized gain (loss)		(57,475)	125,241
Realized gain distributions		-	502
Net change in unrealized appreciation (depreciation)		(1,609)	(65,426)

Increase (decrease) in net assets from operations		(50,307)	193,445

Contract owner transactions:
Proceeds from units sold		140,800	552,718
Cost of units redeemed		(428,334)	(6,640,960)
Account charges		(304)	(8,923)
Increase (decrease)		(287,838)	(6,097,165)
Net increase (decrease)		(338,145)	(5,903,720)
Net assets, beginning		389,299	6,293,019
Net assets, ending		$51,154	$389,299

Units sold		105,592	391,477
Units redeemed		(327,739)	(4,585,108)
Net increase (decrease)		(222,147)	(4,193,631)
Units outstanding, beginning		262,654	4,456,285
Units outstanding, ending		40,507	262,654

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$11,133,179
Cost of units redeemed/account charges			(11,964,548)
Net investment income (loss)			1,036,495
Net realized gain (loss)			(151,157)
Realized gain distributions			502
Net change in unrealized appreciation (depreciation)			(3,317)
Net assets			$51,154

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.26	41	$51	1.25%	-14.8%	12/31/2022	$1.28	0	$0	1.00%	-14.6%	12/31/2022	$1.31	0	$0	0.75%	-14.4%
12/31/2021	1.48	263	389	1.25%	5.0%	12/31/2021	1.50	0	0	1.00%	5.2%	12/31/2021	1.53	0	0	0.75%	5.5%
12/31/2020	1.41	4,456	6,293	1.25%	3.3%	12/31/2020	1.43	0	0	1.00%	3.6%	12/31/2020	1.45	0	0	0.75%	3.8%
12/31/2019	1.37	4,711	6,438	1.25%	13.8%	12/31/2019	1.38	0	0	1.00%	14.0%	12/31/2019	1.39	0	0	0.75%	14.3%
12/31/2018	1.20	3,941	4,734	1.25%	-6.2%	12/31/2018	1.21	0	0	1.00%	-6.0%	12/31/2018	1.22	0	0	0.75%	-5.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.33	0	$0	0.50%	-14.2%	12/31/2022	$1.35	0	$0	0.25%	-13.9%	12/31/2022	$1.38	0	$0	0.00%	-13.7%
12/31/2021	1.55	0	0	0.50%	5.7%	12/31/2021	1.57	0	0	0.25%	6.0%	12/31/2021	1.60	0	0	0.00%	6.3%
12/31/2020	1.47	0	0	0.50%	4.1%	12/31/2020	1.48	0	0	0.25%	4.4%	12/31/2020	1.50	0	0	0.00%	4.6%
12/31/2019	1.41	0	0	0.50%	14.6%	12/31/2019	1.42	0	0	0.25%	14.9%	12/31/2019	1.44	0	0	0.00%	15.2%
12/31/2018	1.23	0	0	0.50%	-5.5%	12/31/2018	1.24	0	0	0.25%	-5.3%	12/31/2018	1.25	0	0	0.00%	-5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	5.1%
2021	5.3%
2020	5.1%
2019	5.7%
2018	6.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Mid Cap Stock Fund R5 Class - 06-CKG

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.61
Band 100	-	-	1.63
Band 75	-	-	1.66
Band 50	-	-	1.69
Band 25	-	-	1.72
Band 0	-	-	1.75
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			(17)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			(17)

Increase (decrease) in net assets from operations			$(17)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		(17)	-
Realized gain distributions		-	6
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		(17)	6

Contract owner transactions:
Proceeds from units sold		-	88
Cost of units redeemed		(77)	-
Account charges		-	-
Increase (decrease)		(77)	88
Net increase (decrease)		(94)	94
Net assets, beginning		94	-
Net assets, ending		$-	$94

Units sold		(1)	52
Units redeemed		(51)	-
Net increase (decrease)		(52)	52
Units outstanding, beginning		52	-
Units outstanding, ending		-	52

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$88
Cost of units redeemed/account charges			(77)
Net investment income (loss)			-
Net realized gain (loss)			(17)
Realized gain distributions			6
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.61	0	$0	1.25%	-12.0%	12/31/2022	$1.63	0	$0	1.00%	-11.7%	12/31/2022	$1.66	0	$0	0.75%	-11.5%
12/31/2021	1.82	0	0	1.25%	27.6%	12/31/2021	1.85	0	0	1.00%	27.9%	12/31/2021	1.88	0	0	0.75%	28.2%
12/31/2020	1.43	0	0	1.25%	1.7%	12/31/2020	1.45	0	0	1.00%	2.0%	12/31/2020	1.47	0	0	0.75%	2.2%
12/31/2019	1.41	0	0	1.25%	21.7%	12/31/2019	1.42	0	0	1.00%	22.0%	12/31/2019	1.43	0	0	0.75%	22.3%
12/31/2018	1.15	0	0	1.25%	-15.4%	12/31/2018	1.16	0	0	1.00%	-15.2%	12/31/2018	1.17	0	0	0.75%	-15.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.69	0	$0	0.50%	-11.3%	12/31/2022	$1.72	0	$0	0.25%	-11.1%	12/31/2022	$1.75	0	$0	0.00%	-10.8%
12/31/2021	1.91	0	0	0.50%	28.6%	12/31/2021	1.94	0	0	0.25%	28.9%	12/31/2021	1.96	0	0	0.00%	29.2%
12/31/2020	1.48	0	0	0.50%	2.5%	12/31/2020	1.50	0	0	0.25%	2.7%	12/31/2020	1.52	0	0	0.00%	3.0%
12/31/2019	1.45	0	0	0.50%	22.6%	12/31/2019	1.46	0	0	0.25%	22.9%	12/31/2019	1.48	0	0	0.00%	23.2%
12/31/2018	1.18	0	0	0.50%	-14.8%	12/31/2018	1.19	0	0	0.25%	-14.5%	12/31/2018	1.20	0	0	0.00%	-14.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Small Cap Value Fund R5 Class - 06-CKH (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.45
Band 100	-	-	1.47
Band 75	-	-	1.50
Band 50	-	-	1.52
Band 25	-	-	1.55
Band 0	-	-	1.58
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.45	0	$0	1.25%	-18.3%	12/31/2022	$1.47	0	$0	1.00%	-18.1%	12/31/2022	$1.50	0	$0	0.75%	-17.9%
12/31/2021	1.77	0	0	1.25%	25.2%	12/31/2021	1.80	0	0	1.00%	25.5%	12/31/2021	1.82	0	0	0.75%	25.8%
12/31/2020	1.41	0	0	1.25%	-2.4%	12/31/2020	1.43	0	0	1.00%	-2.2%	12/31/2020	1.45	0	0	0.75%	-1.9%
12/31/2019	1.45	0	0	1.25%	19.1%	12/31/2019	1.46	0	0	1.00%	19.4%	12/31/2019	1.48	0	0	0.75%	19.7%
12/31/2018	1.22	0	0	1.25%	-12.7%	12/31/2018	1.23	0	0	1.00%	-12.5%	12/31/2018	1.24	0	0	0.75%	-12.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.52	0	$0	0.50%	-17.7%	12/31/2022	$1.55	0	$0	0.25%	-17.5%	12/31/2022	$1.58	0	$0	0.00%	-17.3%
12/31/2021	1.85	0	0	0.50%	26.1%	12/31/2021	1.88	0	0	0.25%	26.5%	12/31/2021	1.91	0	0	0.00%	26.8%
12/31/2020	1.47	0	0	0.50%	-1.7%	12/31/2020	1.49	0	0	0.25%	-1.5%	12/31/2020	1.51	0	0	0.00%	-1.2%
12/31/2019	1.49	0	0	0.50%	20.0%	12/31/2019	1.51	0	0	0.25%	20.3%	12/31/2019	1.52	0	0	0.00%	20.6%
12/31/2018	1.25	0	0	0.50%	-12.1%	12/31/2018	1.25	0	0	0.25%	-11.9%	12/31/2018	1.26	0	0	0.00%	-11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Total Return Fund R5 Class - 06-CKJ

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$290,276	$336,314	33,397
Receivables: investments sold	279
Payables: investments purchased	-
Net assets	$290,555

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$290,555	293,091	$0.99
Band 100	-	-	1.01
Band 75	-	-	1.03
Band 50	-	-	1.04
Band 25	-	-	1.06
Band 0	-	-	1.08
Total	$290,555	293,091

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$18,538
Mortality & expense charges			(7,011)
Net investment income (loss)			11,527

Gain (loss) on investments:
Net realized gain (loss)			(76,680)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(46,264)
Net gain (loss)			(122,944)

Increase (decrease) in net assets from operations			$(111,417)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11,527	$6,720
Net realized gain (loss)		(76,680)	4,197
Realized gain distributions		-	4,060
Net change in unrealized appreciation (depreciation)		(46,264)	(21,710)

Increase (decrease) in net assets from operations		(111,417)	(6,733)

Contract owner transactions:
Proceeds from units sold		78,952	183,538
Cost of units redeemed		(371,974)	(173,009)
Account charges		(194)	(177)
Increase (decrease)		(293,216)	10,352
Net increase (decrease)		(404,633)	3,619
Net assets, beginning		695,188	691,569
Net assets, ending		$290,555	$695,188

Units sold		110,114	156,944
Units redeemed		(413,055)	(147,386)
Net increase (decrease)		(302,941)	9,558
Units outstanding, beginning		596,032	586,474
Units outstanding, ending		293,091	596,032

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,523,679
Cost of units redeemed/account charges			(2,226,255)
Net investment income (loss)			80,885
Net realized gain (loss)			(61,925)
Realized gain distributions			20,209
Net change in unrealized appreciation (depreciation)			(46,038)
Net assets			$290,555

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.99	293	$291	1.25%	-15.0%	12/31/2022	$1.01	0	$0	1.00%	-14.8%	12/31/2022	$1.03	0	$0	0.75%	-14.6%
12/31/2021	1.17	596	695	1.25%	-1.1%	12/31/2021	1.18	0	0	1.00%	-0.8%	12/31/2021	1.20	0	0	0.75%	-0.6%
12/31/2020	1.18	586	692	1.25%	6.2%	12/31/2020	1.19	0	0	1.00%	6.5%	12/31/2020	1.21	0	0	0.75%	6.7%
12/31/2019	1.11	929	1,031	1.25%	7.1%	12/31/2019	1.12	0	0	1.00%	7.4%	12/31/2019	1.13	0	0	0.75%	7.7%
12/31/2018	1.04	776	804	1.25%	-2.0%	12/31/2018	1.04	0	0	1.00%	-1.7%	12/31/2018	1.05	0	0	0.75%	-1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.04	0	$0	0.50%	-14.4%	12/31/2022	$1.06	0	$0	0.25%	-14.2%	12/31/2022	$1.08	0	$0	0.00%	-13.9%
12/31/2021	1.22	0	0	0.50%	-0.3%	12/31/2021	1.24	0	0	0.25%	-0.1%	12/31/2021	1.26	0	0	0.00%	0.2%
12/31/2020	1.22	0	0	0.50%	7.0%	12/31/2020	1.24	0	0	0.25%	7.3%	12/31/2020	1.25	0	0	0.00%	7.5%
12/31/2019	1.14	0	0	0.50%	8.0%	12/31/2019	1.15	0	0	0.25%	8.2%	12/31/2019	1.17	0	0	0.00%	8.5%
12/31/2018	1.06	0	0	0.50%	-1.2%	12/31/2018	1.07	0	0	0.25%	-1.0%	12/31/2018	1.07	0	0	0.00%	-0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.8%
2021	2.2%
2020	3.1%
2019	2.7%
2018	3.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Value Opportunities Fund R5 Class - 06-CKK (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.63
Band 100	-	-	1.66
Band 75	-	-	1.68
Band 50	-	-	1.71
Band 25	-	-	1.74
Band 0	-	-	1.77
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$4,652
Cost of units redeemed/account charges			(4,774)
Net investment income (loss)			(32)
Net realized gain (loss)			(166)
Realized gain distributions			320
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.63	0	$0	1.25%	-22.7%	12/31/2022	$1.66	0	$0	1.00%	-22.5%	12/31/2022	$1.68	0	$0	0.75%	-22.3%
12/31/2021	2.10	0	0	1.25%	26.0%	12/31/2021	2.14	0	0	1.00%	26.3%	12/31/2021	2.17	0	0	0.75%	26.6%
12/31/2020	1.67	0	0	1.25%	14.0%	12/31/2020	1.69	0	0	1.00%	14.3%	12/31/2020	1.71	0	0	0.75%	14.6%
12/31/2019	1.47	0	0	1.25%	21.7%	12/31/2019	1.48	0	0	1.00%	22.0%	12/31/2019	1.49	0	0	0.75%	22.3%
12/31/2018	1.20	3	3	1.25%	-12.8%	12/31/2018	1.21	0	0	1.00%	-12.5%	12/31/2018	1.22	0	0	0.75%	-12.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.71	0	$0	0.50%	-22.1%	12/31/2022	$1.74	0	$0	0.25%	-21.9%	12/31/2022	$1.77	0	$0	0.00%	-21.7%
12/31/2021	2.20	0	0	0.50%	26.9%	12/31/2021	2.23	0	0	0.25%	27.2%	12/31/2021	2.27	0	0	0.00%	27.5%
12/31/2020	1.73	0	0	0.50%	14.9%	12/31/2020	1.76	0	0	0.25%	15.2%	12/31/2020	1.78	0	0	0.00%	15.4%
12/31/2019	1.51	0	0	0.50%	22.6%	12/31/2019	1.52	0	0	0.25%	22.9%	12/31/2019	1.54	0	0	0.00%	23.2%
12/31/2018	1.23	0	0	0.50%	-12.1%	12/31/2018	1.24	0	0	0.25%	-11.9%	12/31/2018	1.25	0	0	0.00%	-11.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Developing Growth Fund R6 Class - 06-CYJ

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,993,015	$11,771,657	371,660
Receivables: investments sold	395,371
Payables: investments purchased	-
Net assets	$8,388,386

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,388,386	4,790,533	$1.75
Band 100	-	-	1.78
Band 75	-	-	1.80
Band 50	-	-	1.83
Band 25	-	-	1.86
Band 0	-	-	1.89
Total	$8,388,386	4,790,533

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(139,072)
Net investment income (loss)			(139,072)

Gain (loss) on investments:
Net realized gain (loss)			(4,890,992)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,188,904)
Net gain (loss)			(6,079,896)

Increase (decrease) in net assets from operations			$(6,218,968)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(139,072)	$(126,469)
Net realized gain (loss)		(4,890,992)	(219,014)
Realized gain distributions		-	1,339,166
Net change in unrealized appreciation (depreciation)		(1,188,904)	(2,589,738)

Increase (decrease) in net assets from operations		(6,218,968)	(1,596,055)

Contract owner transactions:
Proceeds from units sold		6,453,649	20,557,807
Cost of units redeemed		(7,587,669)	(3,186,279)
Account charges		(26,232)	(7,867)
Increase (decrease)		(1,160,252)	17,363,661
Net increase (decrease)		(7,379,220)	15,767,606
Net assets, beginning		15,767,606	-
Net assets, ending		$8,388,386	$15,767,606

Units sold		3,256,636	7,089,358
Units redeemed		(4,171,393)	(1,384,068)
Net increase (decrease)		(914,757)	5,705,290
Units outstanding, beginning		5,705,290	-
Units outstanding, ending		4,790,533	5,705,290

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$27,011,456
Cost of units redeemed/account charges			(10,808,047)
Net investment income (loss)			(265,541)
Net realized gain (loss)			(5,110,006)
Realized gain distributions			1,339,166
Net change in unrealized appreciation (depreciation)			(3,778,642)
Net assets			$8,388,386

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.75	4,791	$8,388	1.25%	-36.6%	12/31/2022	$1.78	0	$0	1.00%	-36.5%	12/31/2022	$1.80	0	$0	0.75%	-36.3%
12/31/2021	2.76	5,705	15,768	1.25%	-3.5%	12/31/2021	2.80	0	0	1.00%	-3.3%	12/31/2021	2.83	0	0	0.75%	-3.0%
12/31/2020	2.86	0	0	1.25%	71.0%	12/31/2020	2.89	0	0	1.00%	71.4%	12/31/2020	2.92	0	0	0.75%	71.8%
12/31/2019	1.68	0	0	1.25%	30.8%	12/31/2019	1.69	0	0	1.00%	31.1%	12/31/2019	1.70	0	0	0.75%	31.4%
12/31/2018	1.28	0	0	1.25%	4.1%	12/31/2018	1.29	0	0	1.00%	4.4%	12/31/2018	1.29	0	0	0.75%	4.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.83	0	$0	0.50%	-36.2%	12/31/2022	$1.86	0	$0	0.25%	-36.0%	12/31/2022	$1.89	0	$0	0.00%	-35.8%
12/31/2021	2.87	0	0	0.50%	-2.8%	12/31/2021	2.91	0	0	0.25%	-2.6%	12/31/2021	2.94	0	0	0.00%	-2.3%
12/31/2020	2.95	0	0	0.50%	72.3%	12/31/2020	2.98	0	0	0.25%	72.7%	12/31/2020	3.01	0	0	0.00%	73.1%
12/31/2019	1.71	0	0	0.50%	31.7%	12/31/2019	1.73	0	0	0.25%	32.1%	12/31/2019	1.74	0	0	0.00%	32.4%
12/31/2018	1.30	0	0	0.50%	4.9%	12/31/2018	1.31	0	0	0.25%	5.2%	12/31/2018	1.32	0	0	0.00%	5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett High Yield Fund R6 Class - 06-CYK

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,843,237	$2,095,192	305,878
Receivables: investments sold	34,854
Payables: investments purchased	-
Net assets	$1,878,091

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,878,091	1,752,277	$1.07
Band 100	-	-	1.09
Band 75	-	-	1.10
Band 50	-	-	1.12
Band 25	-	-	1.14
Band 0	-	-	1.16
Total	$1,878,091	1,752,277

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$141,042
Mortality & expense charges			(29,561)
Net investment income (loss)			111,481

Gain (loss) on investments:
Net realized gain (loss)			(328,003)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(253,872)
Net gain (loss)			(581,875)

Increase (decrease) in net assets from operations			$(470,394)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$111,481	$96,746
Net realized gain (loss)		(328,003)	22,071
Realized gain distributions		-	3,571
Net change in unrealized appreciation (depreciation)		(253,872)	(11,938)

Increase (decrease) in net assets from operations		(470,394)	110,450

Contract owner transactions:
Proceeds from units sold		1,558,615	2,633,851
Cost of units redeemed		(1,902,787)	(798,197)
Account charges		(1,711)	(1,379)
Increase (decrease)		(345,883)	1,834,275
Net increase (decrease)		(816,277)	1,944,725
Net assets, beginning		2,694,368	749,643
Net assets, ending		$1,878,091	$2,694,368

Units sold		1,381,400	2,183,594
Units redeemed		(1,776,586)	(662,950)
Net increase (decrease)		(395,186)	1,520,644
Units outstanding, beginning		2,147,463	626,819
Units outstanding, ending		1,752,277	2,147,463

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$5,758,691
Cost of units redeemed/account charges			(3,609,540)
Net investment income (loss)			306,072
Net realized gain (loss)			(328,748)
Realized gain distributions			3,571
Net change in unrealized appreciation (depreciation)			(251,955)
Net assets			$1,878,091

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.07	1,752	$1,878	1.25%	-14.6%	12/31/2022	$1.09	0	$0	1.00%	-14.4%	12/31/2022	$1.10	0	$0	0.75%	-14.1%
12/31/2021	1.25	2,147	2,694	1.25%	4.9%	12/31/2021	1.27	0	0	1.00%	5.2%	12/31/2021	1.29	0	0	0.75%	5.4%
12/31/2020	1.20	627	750	1.25%	3.6%	12/31/2020	1.21	0	0	1.00%	3.8%	12/31/2020	1.22	0	0	0.75%	4.1%
12/31/2019	1.15	687	793	1.25%	13.9%	12/31/2019	1.16	0	0	1.00%	14.1%	12/31/2019	1.17	0	0	0.75%	14.4%
12/31/2018	1.01	706	716	1.25%	-6.1%	12/31/2018	1.02	0	0	1.00%	-5.9%	12/31/2018	1.02	0	0	0.75%	-5.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.12	0	$0	0.50%	-13.9%	12/31/2022	$1.14	0	$0	0.25%	-13.7%	12/31/2022	$1.16	0	$0	0.00%	-13.5%
12/31/2021	1.30	0	0	0.50%	5.7%	12/31/2021	1.32	0	0	0.25%	6.0%	12/31/2021	1.34	0	0	0.00%	6.2%
12/31/2020	1.23	0	0	0.50%	4.3%	12/31/2020	1.25	0	0	0.25%	4.6%	12/31/2020	1.26	0	0	0.00%	4.9%
12/31/2019	1.18	0	0	0.50%	14.7%	12/31/2019	1.19	0	0	0.25%	15.0%	12/31/2019	1.20	0	0	0.00%	15.3%
12/31/2018	1.03	0	0	0.50%	-5.4%	12/31/2018	1.04	0	0	0.25%	-5.2%	12/31/2018	1.04	0	0	0.00%	-5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	6.2%
2021	7.5%
2020	5.8%
2019	6.0%
2018	6.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Value Opportunities Fund R6 Class - 06-FYP

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$676,477	$854,472	40,936
Receivables: investments sold	205
Payables: investments purchased	-
Net assets	$676,682

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$676,682	534,723	$1.27
Band 100	-	-	1.28
Band 75	-	-	1.30
Band 50	-	-	1.32
Band 25	-	-	1.34
Band 0	-	-	1.36
Total	$676,682	534,723

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$5,986
Mortality & expense charges			(12,677)
Net investment income (loss)			(6,691)

Gain (loss) on investments:
Net realized gain (loss)			(104,170)
Realized gain distributions			50,607
Net change in unrealized appreciation (depreciation)			(284,125)
Net gain (loss)			(337,688)

Increase (decrease) in net assets from operations			$(344,379)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,691)	$(14,600)
Net realized gain (loss)		(104,170)	30,532
Realized gain distributions		50,607	177,658
Net change in unrealized appreciation (depreciation)		(284,125)	109,207

Increase (decrease) in net assets from operations		(344,379)	302,797

Contract owner transactions:
Proceeds from units sold		178,755	718,167
Cost of units redeemed		(754,826)	(265,850)
Account charges		(1)	(287)
Increase (decrease)		(576,072)	452,030
Net increase (decrease)		(920,451)	754,827
Net assets, beginning		1,597,133	842,306
Net assets, ending		$676,682	$1,597,133

Units sold		128,979	508,597
Units redeemed		(571,006)	(181,184)
Net increase (decrease)		(442,027)	327,413
Units outstanding, beginning		976,750	649,337
Units outstanding, ending		534,723	976,750

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,867,300
Cost of units redeemed/account charges			(1,283,353)
Net investment income (loss)			(33,211)
Net realized gain (loss)			(104,473)
Realized gain distributions			408,414
Net change in unrealized appreciation (depreciation)			(177,995)
Net assets			$676,682

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.27	535	$677	1.25%	-22.6%	12/31/2022	$1.28	0	$0	1.00%	-22.4%	12/31/2022	$1.30	0	$0	0.75%	-22.2%
12/31/2021	1.64	977	1,597	1.25%	26.1%	12/31/2021	1.65	0	0	1.00%	26.4%	12/31/2021	1.67	0	0	0.75%	26.7%
12/31/2020	1.30	649	842	1.25%	14.1%	12/31/2020	1.31	0	0	1.00%	14.4%	12/31/2020	1.32	0	0	0.75%	14.7%
12/31/2019	1.14	674	766	1.25%	21.8%	12/31/2019	1.14	0	0	1.00%	22.1%	12/31/2019	1.15	0	0	0.75%	22.4%
12/31/2018	0.93	761	710	1.25%	-12.7%	12/31/2018	0.94	0	0	1.00%	-12.4%	12/31/2018	0.94	0	0	0.75%	-12.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.32	0	$0	0.50%	-22.0%	12/31/2022	$1.34	0	$0	0.25%	-21.8%	12/31/2022	$1.36	0	$0	0.00%	-21.6%
12/31/2021	1.69	0	0	0.50%	27.0%	12/31/2021	1.71	0	0	0.25%	27.3%	12/31/2021	1.73	0	0	0.00%	27.6%
12/31/2020	1.33	0	0	0.50%	15.0%	12/31/2020	1.34	0	0	0.25%	15.3%	12/31/2020	1.36	0	0	0.00%	15.5%
12/31/2019	1.16	0	0	0.50%	22.7%	12/31/2019	1.17	0	0	0.25%	23.0%	12/31/2019	1.17	0	0	0.00%	23.3%
12/31/2018	0.94	0	0	0.50%	-12.0%	12/31/2018	0.95	0	0	0.25%	-11.8%	12/31/2018	0.95	0	0	0.00%	-11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.5%
2021	0.3%
2020	0.5%
2019	0.6%
2018	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett International Opportunities Fund R3 Class - 06-36C

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$100	$108	6
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$101

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$101	118	$0.86
Band 100	-	-	0.87
Band 75	-	-	0.88
Band 50	-	-	0.89
Band 25	-	-	0.90
Band 0	-	-	0.91
Total	$101	118

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1
Mortality & expense charges			(67)
Net investment income (loss)			(66)

Gain (loss) on investments:
Net realized gain (loss)			(1,745)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(280)
Net gain (loss)			(2,025)

Increase (decrease) in net assets from operations			$(2,091)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(66)	$(1,214)
Net realized gain (loss)		(1,745)	331,280
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(280)	(290,340)

Increase (decrease) in net assets from operations		(2,091)	39,726

Contract owner transactions:
Proceeds from units sold		414	28,842
Cost of units redeemed		(9,195)	(1,322,082)
Account charges		(22)	(37)
Increase (decrease)		(8,803)	(1,293,277)
Net increase (decrease)		(10,894)	(1,253,551)
Net assets, beginning		10,995	1,264,546
Net assets, ending		$101	$10,995

Units sold		415	27,469
Units redeemed		(10,368)	(1,240,945)
Net increase (decrease)		(9,953)	(1,213,476)
Units outstanding, beginning		10,071	1,223,547
Units outstanding, ending		118	10,071

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$5,593,245
Cost of units redeemed/account charges			(5,227,434)
Net investment income (loss)			7,844
Net realized gain (loss)			(709,408)
Realized gain distributions			335,862
Net change in unrealized appreciation (depreciation)			(8)
Net assets			$101

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.86	0	$0	1.25%	-21.5%	12/31/2022	$0.87	0	$0	1.00%	-21.3%	12/31/2022	$0.88	0	$0	0.75%	-21.1%
12/31/2021	1.09	10	11	1.25%	7.9%	12/31/2021	1.10	0	0	1.00%	8.2%	12/31/2021	1.11	0	0	0.75%	8.4%
12/31/2020	1.01	489	494	1.25%	12.6%	12/31/2020	1.02	0	0	1.00%	12.9%	12/31/2020	1.03	0	0	0.75%	13.2%
12/31/2019	0.90	560	503	1.25%	19.4%	12/31/2019	0.90	0	0	1.00%	19.7%	12/31/2019	0.91	0	0	0.75%	20.0%
12/31/2018	0.75	3,153	2,372	1.25%	-24.8%	12/31/2018	0.75	0	0	1.00%	-24.6%	12/31/2018	0.76	0	0	0.75%	-24.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.89	0	$0	0.50%	-20.9%	12/31/2022	$0.90	0	$0	0.25%	-20.7%	12/31/2022	$0.91	0	$0	0.00%	-20.5%
12/31/2021	1.12	0	0	0.50%	8.7%	12/31/2021	1.13	0	0	0.25%	9.0%	12/31/2021	1.14	0	0	0.00%	9.3%
12/31/2020	1.03	0	0	0.50%	13.5%	12/31/2020	1.04	0	0	0.25%	13.8%	12/31/2020	1.05	735	770	0.00%	14.1%
12/31/2019	0.91	0	0	0.50%	20.3%	12/31/2019	0.91	0	0	0.25%	20.6%	12/31/2019	0.92	656	603	0.00%	20.9%
12/31/2018	0.76	0	0	0.50%	-24.3%	12/31/2018	0.76	0	0	0.25%	-24.2%	12/31/2018	0.76	1,417	1,077	0.00%	-24.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.5%
2018	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett International Opportunities Fund R5 Class - 06-36F

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$48,294	$58,532	2,925
Receivables: investments sold	233
Payables: investments purchased	-
Net assets	$48,527

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$48,527	55,309	$0.88
Band 100	-	-	0.89
Band 75	-	-	0.90
Band 50	-	-	0.91
Band 25	-	-	0.92
Band 0	-	-	0.93
Total	$48,527	55,309

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$902
Mortality & expense charges			(676)
Net investment income (loss)			226

Gain (loss) on investments:
Net realized gain (loss)			(2,762)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(12,878)
Net gain (loss)			(15,640)

Increase (decrease) in net assets from operations			$(15,414)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$226	$(3,297)
Net realized gain (loss)		(2,762)	429,399
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(12,878)	(372,168)

Increase (decrease) in net assets from operations		(15,414)	53,934

Contract owner transactions:
Proceeds from units sold		10,966	86,322
Cost of units redeemed		(32,662)	(1,699,064)
Account charges		(2)	(161)
Increase (decrease)		(21,698)	(1,612,903)
Net increase (decrease)		(37,112)	(1,558,969)
Net assets, beginning		85,639	1,644,608
Net assets, ending		$48,527	$85,639

Units sold		11,418	81,846
Units redeemed		(33,101)	(1,608,106)
Net increase (decrease)		(21,683)	(1,526,260)
Units outstanding, beginning		76,992	1,603,252
Units outstanding, ending		55,309	76,992

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$9,609,478
Cost of units redeemed/account charges			(8,730,706)
Net investment income (loss)			(4,147)
Net realized gain (loss)			(1,318,148)
Realized gain distributions			502,288
Net change in unrealized appreciation (depreciation)			(10,238)
Net assets			$48,527

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.88	55	$49	1.25%	-21.1%	12/31/2022	$0.89	0	$0	1.00%	-20.9%	12/31/2022	$0.90	0	$0	0.75%	-20.7%
12/31/2021	1.11	77	86	1.25%	8.4%	12/31/2021	1.12	0	0	1.00%	8.7%	12/31/2021	1.13	0	0	0.75%	9.0%
12/31/2020	1.03	1,603	1,645	1.25%	13.2%	12/31/2020	1.03	0	0	1.00%	13.5%	12/31/2020	1.04	0	0	0.75%	13.7%
12/31/2019	0.91	1,961	1,778	1.25%	19.9%	12/31/2019	0.91	0	0	1.00%	20.2%	12/31/2019	0.91	0	0	0.75%	20.5%
12/31/2018	0.76	7,124	5,384	1.25%	-24.4%	12/31/2018	0.76	0	0	1.00%	-24.3%	12/31/2018	0.76	0	0	0.75%	-24.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.91	0	$0	0.50%	-20.5%	12/31/2022	$0.92	0	$0	0.25%	-20.3%	12/31/2022	$0.93	0	$0	0.00%	-20.1%
12/31/2021	1.14	0	0	0.50%	9.2%	12/31/2021	1.16	0	0	0.25%	9.5%	12/31/2021	1.17	0	0	0.00%	9.8%
12/31/2020	1.05	0	0	0.50%	14.0%	12/31/2020	1.05	0	0	0.25%	14.3%	12/31/2020	1.06	0	0	0.00%	14.6%
12/31/2019	0.92	0	0	0.50%	20.8%	12/31/2019	0.92	0	0	0.25%	21.1%	12/31/2019	0.93	0	0	0.00%	21.4%
12/31/2018	0.76	0	0	0.50%	-24.0%	12/31/2018	0.76	0	0	0.25%	-23.8%	12/31/2018	0.76	0	0	0.00%	-23.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.3%
2021	0.2%
2020	0.0%
2019	0.7%
2018	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett International Opportunities Fund R6 Class - 06-36G

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$175,804	$214,737	10,091
Receivables: investments sold	-
Payables: investments purchased	(7,177)
Net assets	$168,627

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$168,627	191,393	$0.88
Band 100	-	-	0.89
Band 75	-	-	0.90
Band 50	-	-	0.91
Band 25	-	-	0.92
Band 0	-	-	0.94
Total	$168,627	191,393

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$3,304
Mortality & expense charges			(2,217)
Net investment income (loss)			1,087

Gain (loss) on investments:
Net realized gain (loss)			(3,431)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(42,972)
Net gain (loss)			(46,403)

Increase (decrease) in net assets from operations			$(45,316)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,087	$418
Net realized gain (loss)		(3,431)	268,973
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(42,972)	(233,064)

Increase (decrease) in net assets from operations		(45,316)	36,327

Contract owner transactions:
Proceeds from units sold		24,599	202,893
Cost of units redeemed		(26,179)	(1,098,924)
Account charges		(9)	(52)
Increase (decrease)		(1,589)	(896,083)
Net increase (decrease)		(46,905)	(859,756)
Net assets, beginning		215,532	1,075,288
Net assets, ending		$168,627	$215,532

Units sold		27,451	187,623
Units redeemed		(29,175)	(1,040,086)
Net increase (decrease)		(1,724)	(852,463)
Units outstanding, beginning		193,117	1,045,580
Units outstanding, ending		191,393	193,117

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,588,478
Cost of units redeemed/account charges			(2,505,180)
Net investment income (loss)			(1,640)
Net realized gain (loss)			47,629
Realized gain distributions			78,273
Net change in unrealized appreciation (depreciation)			(38,933)
Net assets			$168,627

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.88	191	$169	1.25%	-21.1%	12/31/2022	$0.89	0	$0	1.00%	-20.9%	12/31/2022	$0.90	0	$0	0.75%	-20.7%
12/31/2021	1.12	193	216	1.25%	8.5%	12/31/2021	1.13	0	0	1.00%	8.8%	12/31/2021	1.14	0	0	0.75%	9.1%
12/31/2020	1.03	1,046	1,075	1.25%	13.3%	12/31/2020	1.04	0	0	1.00%	13.6%	12/31/2020	1.04	0	0	0.75%	13.8%
12/31/2019	0.91	441	401	1.25%	20.1%	12/31/2019	0.91	0	0	1.00%	20.4%	12/31/2019	0.92	0	0	0.75%	20.7%
12/31/2018	0.76	1,190	899	1.25%	-24.4%	12/31/2018	0.76	0	0	1.00%	-24.2%	12/31/2018	0.76	0	0	0.75%	-24.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.91	0	$0	0.50%	-20.5%	12/31/2022	$0.92	0	$0	0.25%	-20.3%	12/31/2022	$0.94	0	$0	0.00%	-20.1%
12/31/2021	1.15	0	0	0.50%	9.3%	12/31/2021	1.16	0	0	0.25%	9.6%	12/31/2021	1.17	0	0	0.00%	9.9%
12/31/2020	1.05	0	0	0.50%	14.1%	12/31/2020	1.06	0	0	0.25%	14.4%	12/31/2020	1.07	0	0	0.00%	14.7%
12/31/2019	0.92	0	0	0.50%	21.0%	12/31/2019	0.92	0	0	0.25%	21.3%	12/31/2019	0.93	0	0	0.00%	21.6%
12/31/2018	0.76	0	0	0.50%	-23.9%	12/31/2018	0.76	0	0	0.25%	-23.8%	12/31/2018	0.76	0	0	0.00%	-23.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.7%
2021	0.8%
2020	0.0%
2019	0.9%
2018	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Inc Fund R6 Class - 06-3WG (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.97
Band 100	-	-	0.97
Band 75	-	-	0.98
Band 50	-	-	0.99
Band 25	-	-	1.00
Band 0	-	-	1.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.97	0	$0	1.25%	-16.4%	12/31/2022	$0.97	0	$0	1.00%	-16.1%	12/31/2022	$0.98	0	$0	0.75%	-15.9%
12/31/2021	1.15	0	0	1.25%	0.3%	12/31/2021	1.16	0	0	1.00%	0.5%	12/31/2021	1.17	0	0	0.75%	0.8%
12/31/2020	1.15	0	0	1.25%	6.9%	12/31/2020	1.16	0	0	1.00%	7.1%	12/31/2020	1.16	0	0	0.75%	7.4%
12/31/2019	1.08	0	0	1.25%	7.8%	12/31/2019	1.08	0	0	1.00%	8.0%	12/31/2019	1.08	0	0	0.75%	8.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.99	0	$0	0.50%	-15.7%	12/31/2022	$1.00	0	$0	0.25%	-15.5%	12/31/2022	$1.01	0	$0	0.00%	-15.3%
12/31/2021	1.18	0	0	0.50%	1.0%	12/31/2021	1.19	0	0	0.25%	1.3%	12/31/2021	1.20	0	0	0.00%	1.5%
12/31/2020	1.17	0	0	0.50%	7.7%	12/31/2020	1.17	0	0	0.25%	7.9%	12/31/2020	1.18	0	0	0.00%	8.2%
12/31/2019	1.08	0	0	0.50%	8.4%	12/31/2019	1.09	0	0	0.25%	8.6%	12/31/2019	1.09	0	0	0.00%	8.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Total Return Fund R6 Class - 06-3RJ

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$402,885	$417,324	46,215
Receivables: investments sold	-
Payables: investments purchased	(814)
Net assets	$402,071

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$402,071	423,679	$0.95
Band 100	-	-	0.96
Band 75	-	-	0.97
Band 50	-	-	0.98
Band 25	-	-	0.99
Band 0	-	-	1.00
Total	$402,071	423,679

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$9,064
Mortality & expense charges			(3,074)
Net investment income (loss)			5,990

Gain (loss) on investments:
Net realized gain (loss)			(20,511)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(9,717)
Net gain (loss)			(30,228)

Increase (decrease) in net assets from operations			$(24,238)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,990	$1,268
Net realized gain (loss)		(20,511)	(253)
Realized gain distributions		-	1,385
Net change in unrealized appreciation (depreciation)		(9,717)	(4,695)

Increase (decrease) in net assets from operations		(24,238)	(2,295)

Contract owner transactions:
Proceeds from units sold		329,114	320,355
Cost of units redeemed		(135,573)	(91,558)
Account charges		(149)	(154)
Increase (decrease)		193,392	228,643
Net increase (decrease)		169,154	226,348
Net assets, beginning		232,917	6,569
Net assets, ending		$402,071	$232,917

Units sold		350,968	284,479
Units redeemed		(136,098)	(81,501)
Net increase (decrease)		214,870	202,978
Units outstanding, beginning		208,809	5,831
Units outstanding, ending		423,679	208,809

* Date of Fund Inception into Variable Account: 2 /4 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$660,208
Cost of units redeemed/account charges			(231,726)
Net investment income (loss)			7,277
Net realized gain (loss)			(20,764)
Realized gain distributions			1,515
Net change in unrealized appreciation (depreciation)			(14,439)
Net assets			$402,071

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.95	424	$402	1.25%	-14.9%	12/31/2022	$0.96	0	$0	1.00%	-14.7%	12/31/2022	$0.97	0	$0	0.75%	-14.5%
12/31/2021	1.12	209	233	1.25%	-1.0%	12/31/2021	1.12	0	0	1.00%	-0.7%	12/31/2021	1.13	0	0	0.75%	-0.5%
12/31/2020	1.13	6	7	1.25%	6.2%	12/31/2020	1.13	0	0	1.00%	6.5%	12/31/2020	1.14	0	0	0.75%	6.7%
12/31/2019	1.06	0	0	1.25%	6.1%	12/31/2019	1.06	0	0	1.00%	6.3%	12/31/2019	1.07	0	0	0.75%	6.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.98	0	$0	0.50%	-14.3%	12/31/2022	$0.99	0	$0	0.25%	-14.1%	12/31/2022	$1.00	0	$0	0.00%	-13.9%
12/31/2021	1.14	0	0	0.50%	-0.2%	12/31/2021	1.15	0	0	0.25%	0.0%	12/31/2021	1.16	0	0	0.00%	0.3%
12/31/2020	1.14	0	0	0.50%	7.0%	12/31/2020	1.15	0	0	0.25%	7.3%	12/31/2020	1.15	0	0	0.00%	7.5%
12/31/2019	1.07	0	0	0.50%	6.8%	12/31/2019	1.07	0	0	0.25%	7.0%	12/31/2019	1.07	0	0	0.00%	7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.9%
2021	2.3%
2020	1.2%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Affiliated Fund R6 Class - 06-3WF (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.23
Band 100	-	-	1.24
Band 75	-	-	1.25
Band 50	-	-	1.26
Band 25	-	-	1.28
Band 0	-	-	1.29
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.23	0	$0	1.25%	-10.7%	12/31/2022	$1.24	0	$0	1.00%	-10.4%	12/31/2022	$1.25	0	$0	0.75%	-10.2%
12/31/2021	1.38	0	0	1.25%	25.6%	12/31/2021	1.39	0	0	1.00%	25.9%	12/31/2021	1.39	0	0	0.75%	26.2%
12/31/2020	1.10	0	0	1.25%	-2.2%	12/31/2020	1.10	0	0	1.00%	-1.9%	12/31/2020	1.11	0	0	0.75%	-1.7%
12/31/2019	1.12	0	0	1.25%	12.0%	12/31/2019	1.12	0	0	1.00%	12.2%	12/31/2019	1.12	0	0	0.75%	12.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.26	0	$0	0.50%	-10.0%	12/31/2022	$1.28	0	$0	0.25%	-9.8%	12/31/2022	$1.29	0	$0	0.00%	-9.5%
12/31/2021	1.40	0	0	0.50%	26.5%	12/31/2021	1.41	0	0	0.25%	26.8%	12/31/2021	1.42	0	0	0.00%	27.1%
12/31/2020	1.11	0	0	0.50%	-1.4%	12/31/2020	1.12	0	0	0.25%	-1.2%	12/31/2020	1.12	0	0	0.00%	-1.0%
12/31/2019	1.13	0	0	0.50%	12.7%	12/31/2019	1.13	0	0	0.25%	12.9%	12/31/2019	1.13	0	0	0.00%	13.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Bond Debenture R6 Class - 06-4F6

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,174,387	$1,343,022	169,387
Receivables: investments sold	1,160
Payables: investments purchased	-
Net assets	$1,175,547

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,175,547	1,231,948	$0.95
Band 100	-	-	0.96
Band 75	-	-	0.97
Band 50	-	-	0.98
Band 25	-	-	0.99
Band 0	-	-	0.99
Total	$1,175,547	1,231,948

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$47,253
Mortality & expense charges			(12,585)
Net investment income (loss)			34,668

Gain (loss) on investments:
Net realized gain (loss)			(14,657)
Realized gain distributions			1,911
Net change in unrealized appreciation (depreciation)			(157,979)
Net gain (loss)			(170,725)

Increase (decrease) in net assets from operations			$(136,057)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$34,668	$4,566
Net realized gain (loss)		(14,657)	1,749
Realized gain distributions		1,911	2,904
Net change in unrealized appreciation (depreciation)		(157,979)	(13,125)

Increase (decrease) in net assets from operations		(136,057)	(3,906)

Contract owner transactions:
Proceeds from units sold		624,641	1,464,079
Cost of units redeemed		(131,207)	(704,386)
Account charges		(577)	(50)
Increase (decrease)		492,857	759,643
Net increase (decrease)		356,800	755,737
Net assets, beginning		818,747	63,010
Net assets, ending		$1,175,547	$818,747

Units sold		623,920	2,466,567
Units redeemed		(132,664)	(1,784,126)
Net increase (decrease)		491,256	682,441
Units outstanding, beginning		740,692	58,251
Units outstanding, ending		1,231,948	740,692

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,236,071
Cost of units redeemed/account charges			(923,862)
Net investment income (loss)			39,851
Net realized gain (loss)			(12,693)
Realized gain distributions			4,815
Net change in unrealized appreciation (depreciation)			(168,635)
Net assets			$1,175,547

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.95	1,232	$1,176	1.25%	-13.7%	12/31/2022	$0.96	0	$0	1.00%	-13.5%	12/31/2022	$0.97	0	$0	0.75%	-13.2%
12/31/2021	1.11	741	819	1.25%	2.2%	12/31/2021	1.11	0	0	1.00%	2.4%	12/31/2021	1.12	0	0	0.75%	2.7%
12/31/2020	1.08	58	63	1.25%	6.5%	12/31/2020	1.08	0	0	1.00%	6.8%	12/31/2020	1.09	0	0	0.75%	7.0%
12/31/2019	1.02	0	0	1.25%	1.6%	12/31/2019	1.02	0	0	1.00%	1.6%	12/31/2019	1.02	0	0	0.75%	1.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.98	0	$0	0.50%	-13.0%	12/31/2022	$0.99	0	$0	0.25%	-12.8%	12/31/2022	$0.99	0	$0	0.00%	-12.6%
12/31/2021	1.12	0	0	0.50%	3.0%	12/31/2021	1.13	0	0	0.25%	3.2%	12/31/2021	1.14	0	0	0.00%	3.5%
12/31/2020	1.09	0	0	0.50%	7.3%	12/31/2020	1.09	0	0	0.25%	7.6%	12/31/2020	1.10	0	0	0.00%	7.8%
12/31/2019	1.02	0	0	0.50%	1.7%	12/31/2019	1.02	0	0	0.25%	1.8%	12/31/2019	1.02	0	0	0.00%	1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	4.7%
2021	1.6%
2020	2.9%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Mid Cap Stock R6 Class - 06-4GK (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.14
Band 100	-	-	1.14
Band 75	-	-	1.15
Band 50	-	-	1.16
Band 25	-	-	1.17
Band 0	-	-	1.18
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.14	0	$0	1.25%	-11.9%	12/31/2022	$1.14	0	$0	1.00%	-11.7%	12/31/2022	$1.15	0	$0	0.75%	-11.5%
12/31/2021	1.29	0	0	1.25%	27.7%	12/31/2021	1.30	0	0	1.00%	28.0%	12/31/2021	1.30	0	0	0.75%	28.3%
12/31/2020	1.01	0	0	1.25%	1.0%	12/31/2020	1.01	0	0	1.00%	1.3%	12/31/2020	1.01	0	0	0.75%	1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.16	0	$0	0.50%	-11.2%	12/31/2022	$1.17	0	$0	0.25%	-11.0%	12/31/2022	$1.18	0	$0	0.00%	-10.8%
12/31/2021	1.31	0	0	0.50%	28.7%	12/31/2021	1.32	0	0	0.25%	29.0%	12/31/2021	1.32	0	0	0.00%	29.3%
12/31/2020	1.02	0	0	0.50%	1.7%	12/31/2020	1.02	0	0	0.25%	2.0%	12/31/2020	1.02	0	0	0.00%	2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Ultra Short Bond Fund Retirement Class - 06-4H7 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.97
Band 100	-	-	0.98
Band 75	-	-	0.99
Band 50	-	-	1.00
Band 25	-	-	1.00
Band 0	-	-	1.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 2 /21 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.97	0	$0	1.25%	-1.2%	12/31/2022	$0.98	0	$0	1.00%	-1.0%	12/31/2022	$0.99	0	$0	0.75%	-0.7%
12/31/2021	0.99	0	0	1.25%	-1.2%	12/31/2021	0.99	0	0	1.00%	-0.9%	12/31/2021	1.00	0	0	0.75%	-0.7%
12/31/2020	1.00	0	0	1.25%	-0.1%	12/31/2020	1.00	0	0	1.00%	0.1%	12/31/2020	1.00	0	0	0.75%	0.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.00	0	$0	0.50%	-0.5%	12/31/2022	$1.00	0	$0	0.25%	-0.2%	12/31/2022	$1.01	0	$0	0.00%	0.0%
12/31/2021	1.00	0	0	0.50%	-0.4%	12/31/2021	1.01	0	0	0.25%	-0.2%	12/31/2021	1.01	0	0	0.00%	0.1%
12/31/2020	1.01	0	0	0.50%	0.5%	12/31/2020	1.01	0	0	0.25%	0.8%	12/31/2020	1.01	0	0	0.00%	1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Fcsd SmCap Value R6 Class - 06-4XK

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,925,328	$7,373,208	227,929
Receivables: investments sold	-
Payables: investments purchased	(181,511)
Net assets	$5,743,817

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,743,817	6,700,697	$0.86
Band 100	-	-	0.86
Band 75	-	-	0.86
Band 50	-	-	0.87
Band 25	-	-	0.87
Band 0	-	-	0.87
Total	$5,743,817	6,700,697

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$38,372
Mortality & expense charges			(73,674)
Net investment income (loss)			(35,302)

Gain (loss) on investments:
Net realized gain (loss)			(108,851)
Realized gain distributions			188,198
Net change in unrealized appreciation (depreciation)			(1,085,111)
Net gain (loss)			(1,005,764)

Increase (decrease) in net assets from operations			$(1,041,066)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(35,302)	$(4,979)
Net realized gain (loss)		(108,851)	52
Realized gain distributions		188,198	558,319
Net change in unrealized appreciation (depreciation)		(1,085,111)	(362,769)

Increase (decrease) in net assets from operations		(1,041,066)	190,623

Contract owner transactions:
Proceeds from units sold		1,835,637	6,263,068
Cost of units redeemed		(1,212,705)	(264,378)
Account charges		(22,269)	(5,093)
Increase (decrease)		600,663	5,993,597
Net increase (decrease)		(440,403)	6,184,220
Net assets, beginning		6,184,220	-
Net assets, ending		$5,743,817	$6,184,220

Units sold		2,074,078	6,332,692
Units redeemed		(1,425,495)	(280,578)
Net increase (decrease)		648,583	6,052,114
Units outstanding, beginning		6,052,114	-
Units outstanding, ending		6,700,697	6,052,114

* Date of Fund Inception into Variable Account: 6 /17 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$8,098,705
Cost of units redeemed/account charges			(1,504,445)
Net investment income (loss)			(40,281)
Net realized gain (loss)			(108,799)
Realized gain distributions			746,517
Net change in unrealized appreciation (depreciation)			(1,447,880)
Net assets			$5,743,817

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.86	6,701	$5,744	1.25%	-16.1%	12/31/2022	$0.86	0	$0	1.00%	-15.9%	12/31/2022	$0.86	0	$0	0.75%	-15.7%
12/31/2021	1.02	6,052	6,184	1.25%	2.2%	12/31/2021	1.02	0	0	1.00%	2.3%	12/31/2021	1.02	0	0	0.75%	2.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.87	0	$0	0.50%	-15.5%	12/31/2022	$0.87	0	$0	0.25%	-15.3%	12/31/2022	$0.87	0	$0	0.00%	-15.1%
12/31/2021	1.03	0	0	0.50%	2.6%	12/31/2021	1.03	0	0	0.25%	2.7%	12/31/2021	1.03	0	0	0.00%	2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.6%
2021	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Bond-Debenture Fund A Class - 06-056 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.14
Band 100	-	-	1.16
Band 75	-	-	1.18
Band 50	-	-	1.21
Band 25	-	-	1.24
Band 0	-	-	1.26
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.14	0	$0	1.25%	-13.8%	12/31/2022	$1.16	0	$0	1.00%	-13.6%	12/31/2022	$1.18	0	$0	0.75%	-13.4%
12/31/2021	1.32	0	0	1.25%	1.9%	12/31/2021	1.34	0	0	1.00%	2.2%	12/31/2021	1.37	0	0	0.75%	2.4%
12/31/2020	1.29	0	0	1.25%	6.2%	12/31/2020	1.31	0	0	1.00%	6.5%	12/31/2020	1.34	0	0	0.75%	6.7%
12/31/2019	1.22	0	0	1.25%	11.9%	12/31/2019	1.23	0	0	1.00%	12.2%	12/31/2019	1.25	0	0	0.75%	12.5%
12/31/2018	1.09	0	0	1.25%	-5.0%	12/31/2018	1.10	0	0	1.00%	-4.8%	12/31/2018	1.11	0	0	0.75%	-4.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.21	0	$0	0.50%	-13.2%	12/31/2022	$1.24	0	$0	0.25%	-13.0%	12/31/2022	$1.26	0	$0	0.00%	-12.7%
12/31/2021	1.39	0	0	0.50%	2.7%	12/31/2021	1.42	0	0	0.25%	2.9%	12/31/2021	1.45	0	0	0.00%	3.2%
12/31/2020	1.36	0	0	0.50%	7.0%	12/31/2020	1.38	0	0	0.25%	7.3%	12/31/2020	1.40	0	0	0.00%	7.5%
12/31/2019	1.27	0	0	0.50%	12.8%	12/31/2019	1.29	0	0	0.25%	13.0%	12/31/2019	1.30	0	0	0.00%	13.3%
12/31/2018	1.13	0	0	0.50%	-4.3%	12/31/2018	1.14	0	0	0.25%	-4.0%	12/31/2018	1.15	0	0	0.00%	-3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Bond-Debenture Fund R3 Class - 06-072

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$25,781	$28,185	3,701
Receivables: investments sold	21
Payables: investments purchased	-
Net assets	$25,802

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$25,802	23,298	$1.11
Band 100	-	-	1.13
Band 75	-	-	1.16
Band 50	-	-	1.18
Band 25	-	-	1.21
Band 0	-	-	1.23
Total	$25,802	23,298

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$4,196
Mortality & expense charges			(1,342)
Net investment income (loss)			2,854

Gain (loss) on investments:
Net realized gain (loss)			(13,498)
Realized gain distributions			37
Net change in unrealized appreciation (depreciation)			(17,153)
Net gain (loss)			(30,614)

Increase (decrease) in net assets from operations			$(27,760)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,854	$3,772
Net realized gain (loss)		(13,498)	15,196
Realized gain distributions		37	682
Net change in unrealized appreciation (depreciation)		(17,153)	(15,590)

Increase (decrease) in net assets from operations		(27,760)	4,060

Contract owner transactions:
Proceeds from units sold		30,244	93,418
Cost of units redeemed		(169,757)	(83,253)
Account charges		(3)	(45)
Increase (decrease)		(139,516)	10,120
Net increase (decrease)		(167,276)	14,180
Net assets, beginning		193,078	178,898
Net assets, ending		$25,802	$193,078

Units sold		25,283	73,013
Units redeemed		(151,734)	(64,436)
Net increase (decrease)		(126,451)	8,577
Units outstanding, beginning		149,749	141,172
Units outstanding, ending		23,298	149,749

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$297,982
Cost of units redeemed/account charges			(285,190)
Net investment income (loss)			10,504
Net realized gain (loss)			4,191
Realized gain distributions			719
Net change in unrealized appreciation (depreciation)			(2,404)
Net assets			$25,802

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.11	23	$26	1.25%	-14.1%	12/31/2022	$1.13	0	$0	1.00%	-13.9%	12/31/2022	$1.16	0	$0	0.75%	-13.7%
12/31/2021	1.29	150	193	1.25%	1.7%	12/31/2021	1.31	0	0	1.00%	2.0%	12/31/2021	1.34	0	0	0.75%	2.3%
12/31/2020	1.27	141	179	1.25%	5.8%	12/31/2020	1.29	0	0	1.00%	6.0%	12/31/2020	1.31	0	0	0.75%	6.3%
12/31/2019	1.20	11	13	1.25%	11.8%	12/31/2019	1.21	0	0	1.00%	12.1%	12/31/2019	1.23	0	0	0.75%	12.3%
12/31/2018	1.07	27	29	1.25%	-5.4%	12/31/2018	1.08	0	0	1.00%	-5.2%	12/31/2018	1.10	0	0	0.75%	-4.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.18	0	$0	0.50%	-13.5%	12/31/2022	$1.21	0	$0	0.25%	-13.2%	12/31/2022	$1.23	0	$0	0.00%	-13.0%
12/31/2021	1.36	0	0	0.50%	2.5%	12/31/2021	1.39	0	0	0.25%	2.8%	12/31/2021	1.42	0	0	0.00%	3.0%
12/31/2020	1.33	0	0	0.50%	6.6%	12/31/2020	1.35	0	0	0.25%	6.8%	12/31/2020	1.37	0	0	0.00%	7.1%
12/31/2019	1.25	0	0	0.50%	12.6%	12/31/2019	1.27	0	0	0.25%	12.9%	12/31/2019	1.28	0	0	0.00%	13.2%
12/31/2018	1.11	0	0	0.50%	-4.7%	12/31/2018	1.12	0	0	0.25%	-4.5%	12/31/2018	1.13	0	0	0.00%	-4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.8%
2021	3.5%
2020	4.9%
2019	5.9%
2018	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MainStay Large Cap Growth Fund R6 Class - 06-3HY

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$973,018	$1,153,427	119,791
Receivables: investments sold	24,844
Payables: investments purchased	-
Net assets	$997,862

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$997,862	760,154	$1.31
Band 100	-	-	1.33
Band 75	-	-	1.34
Band 50	-	-	1.36
Band 25	-	-	1.37
Band 0	-	-	1.39
Total	$997,862	760,154

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$2,259
Mortality & expense charges			(953)
Net investment income (loss)			1,306

Gain (loss) on investments:
Net realized gain (loss)			(246)
Realized gain distributions			108,322
Net change in unrealized appreciation (depreciation)			(180,409)
Net gain (loss)			(72,333)

Increase (decrease) in net assets from operations			$(71,027)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,306	$-
Net realized gain (loss)		(246)	-
Realized gain distributions		108,322	-
Net change in unrealized appreciation (depreciation)		(180,409)	-

Increase (decrease) in net assets from operations		(71,027)	-

Contract owner transactions:
Proceeds from units sold		1,069,769	-
Cost of units redeemed		(780)	-
Account charges		(100)	-
Increase (decrease)		1,068,889	-
Net increase (decrease)		997,862	-
Net assets, beginning		-	-
Net assets, ending		$997,862	$-

Units sold		760,809	-
Units redeemed		(655)	-
Net increase (decrease)		760,154	-
Units outstanding, beginning		-	-
Units outstanding, ending		760,154	-

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$9,003,774
Cost of units redeemed/account charges			(9,237,152)
Net investment income (loss)			(63,957)
Net realized gain (loss)			146,483
Realized gain distributions			1,329,123
Net change in unrealized appreciation (depreciation)			(180,409)
Net assets			$997,862

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.31	760	$998	1.25%	-32.0%	12/31/2022	$1.33	0	$0	1.00%	-31.8%	12/31/2022	$1.34	0	$0	0.75%	-31.7%
12/31/2021	1.93	0	0	1.25%	23.3%	12/31/2021	1.95	0	0	1.00%	23.6%	12/31/2021	1.96	0	0	0.75%	23.9%
12/31/2020	1.57	0	0	1.25%	35.7%	12/31/2020	1.58	0	0	1.00%	36.1%	12/31/2020	1.58	0	0	0.75%	36.4%
12/31/2019	1.15	0	0	1.25%	32.2%	12/31/2019	1.16	0	0	1.00%	32.5%	12/31/2019	1.16	0	0	0.75%	32.9%
12/31/2018	0.87	7,691	6,711	1.25%	-12.7%	12/31/2018	0.87	0	0	1.00%	-12.7%	12/31/2018	0.87	0	0	0.75%	-12.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.36	0	$0	0.50%	-31.5%	12/31/2022	$1.37	0	$0	0.25%	-31.3%	12/31/2022	$1.39	0	$0	0.00%	-31.2%
12/31/2021	1.98	0	0	0.50%	24.2%	12/31/2021	2.00	0	0	0.25%	24.5%	12/31/2021	2.01	0	0	0.00%	24.8%
12/31/2020	1.59	0	0	0.50%	36.8%	12/31/2020	1.60	0	0	0.25%	37.1%	12/31/2020	1.61	0	0	0.00%	37.4%
12/31/2019	1.17	0	0	0.50%	33.2%	12/31/2019	1.17	0	0	0.25%	33.5%	12/31/2019	1.17	0	0	0.00%	33.9%
12/31/2018	0.87	0	0	0.50%	-12.5%	12/31/2018	0.88	0	0	0.25%	-12.4%	12/31/2018	0.88	0	0	0.00%	-12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.5%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Met West Total Return Bd P Class - 06-47P

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,162,136	$2,303,862	255,718
Receivables: investments sold	6,832
Payables: investments purchased	-
Net assets	$2,168,968

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,168,968	2,610,994	$0.83
Band 100	-	-	0.84
Band 75	-	-	0.84
Band 50	-	-	0.85
Band 25	-	-	0.86
Band 0	-	-	0.87
Total	$2,168,968	2,610,994

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$22,364
Mortality & expense charges			(9,120)
Net investment income (loss)			13,244

Gain (loss) on investments:
Net realized gain (loss)			(15,812)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(128,668)
Net gain (loss)			(144,480)

Increase (decrease) in net assets from operations			$(131,236)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$13,244	$915
Net realized gain (loss)		(15,812)	(21,718)
Realized gain distributions		-	218
Net change in unrealized appreciation (depreciation)		(128,668)	2,128

Increase (decrease) in net assets from operations		(131,236)	(18,457)

Contract owner transactions:
Proceeds from units sold		3,257,913	496,305
Cost of units redeemed		(1,641,959)	(557,741)
Account charges		(790)	(1,681)
Increase (decrease)		1,615,164	(63,117)
Net increase (decrease)		1,483,928	(81,574)
Net assets, beginning		685,040	766,614
Net assets, ending		$2,168,968	$685,040

Units sold		3,837,268	501,200
Units redeemed		(1,921,087)	(565,718)
Net increase (decrease)		1,916,181	(64,518)
Units outstanding, beginning		694,813	759,331
Units outstanding, ending		2,610,994	694,813

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$4,875,388
Cost of units redeemed/account charges			(2,581,811)
Net investment income (loss)			16,364
Net realized gain (loss)			(34,852)
Realized gain distributions			35,605
Net change in unrealized appreciation (depreciation)			(141,726)
Net assets			$2,168,968

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.83	2,611	$2,169	1.25%	-15.7%	12/31/2022	$0.84	0	$0	1.00%	-15.5%	12/31/2022	$0.84	0	$0	0.75%	-15.3%
12/31/2021	0.99	695	685	1.25%	-2.3%	12/31/2021	0.99	0	0	1.00%	-2.1%	12/31/2021	1.00	0	0	0.75%	-1.9%
12/31/2020	1.01	759	767	1.25%	7.8%	12/31/2020	1.01	0	0	1.00%	8.1%	12/31/2020	1.02	0	0	0.75%	8.4%
12/31/2019	0.94	215	201	1.25%	-6.4%	12/31/2019	0.94	0	0	1.00%	-6.3%	12/31/2019	0.94	0	0	0.75%	-6.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.85	0	$0	0.50%	-15.1%	12/31/2022	$0.86	0	$0	0.25%	-14.9%	12/31/2022	$0.87	0	$0	0.00%	-14.7%
12/31/2021	1.00	0	0	0.50%	-1.6%	12/31/2021	1.01	0	0	0.25%	-1.4%	12/31/2021	1.02	0	0	0.00%	-1.1%
12/31/2020	1.02	0	0	0.50%	8.6%	12/31/2020	1.02	0	0	0.25%	8.9%	12/31/2020	1.03	0	0	0.00%	9.2%
12/31/2019	0.94	0	0	0.50%	-6.1%	12/31/2019	0.94	0	0	0.25%	-6.1%	12/31/2019	0.94	0	0	0.00%	-6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.6%
2021	1.5%
2020	1.7%
2019	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nationwide Tech 100 Idx R6 Inst Class - 06-4MT (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.20
Band 0	-	-	1.21
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.17	0	$0	1.25%	-22.5%	12/31/2022	$1.18	0	$0	1.00%	-22.3%	12/31/2022	$1.19	0	$0	0.75%	-22.1%
12/31/2021	1.51	0	0	1.25%	24.0%	12/31/2021	1.52	0	0	1.00%	24.4%	12/31/2021	1.53	0	0	0.75%	24.7%
12/31/2020	1.22	0	0	1.25%	22.1%	12/31/2020	1.22	0	0	1.00%	22.2%	12/31/2020	1.22	0	0	0.75%	22.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.20	0	$0	0.50%	-21.9%	12/31/2022	$1.20	0	$0	0.25%	-21.7%	12/31/2022	$1.21	0	$0	0.00%	-21.5%
12/31/2021	1.53	0	0	0.50%	25.0%	12/31/2021	1.54	0	0	0.25%	25.3%	12/31/2021	1.54	0	0	0.00%	25.6%
12/31/2020	1.23	0	0	0.50%	22.6%	12/31/2020	1.23	0	0	0.25%	22.7%	12/31/2020	1.23	0	0	0.00%	22.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nationwide Geneva MidCap Gr R6 Class - 06-47R (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.18
Band 100	-	-	1.19
Band 75	-	-	1.20
Band 50	-	-	1.21
Band 25	-	-	1.22
Band 0	-	-	1.23
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.18	0	$0	1.25%	-29.4%	12/31/2022	$1.19	0	$0	1.00%	-29.2%	12/31/2022	$1.20	0	$0	0.75%	-29.0%
12/31/2021	1.67	0	0	1.25%	22.8%	12/31/2021	1.68	0	0	1.00%	23.1%	12/31/2021	1.69	0	0	0.75%	23.4%
12/31/2020	1.36	0	0	1.25%	29.9%	12/31/2020	1.36	0	0	1.00%	30.3%	12/31/2020	1.37	0	0	0.75%	30.6%
12/31/2019	1.05	0	0	1.25%	4.6%	12/31/2019	1.05	0	0	1.00%	4.7%	12/31/2019	1.05	0	0	0.75%	4.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.21	0	$0	0.50%	-28.9%	12/31/2022	$1.22	0	$0	0.25%	-28.7%	12/31/2022	$1.23	0	$0	0.00%	-28.5%
12/31/2021	1.70	0	0	0.50%	23.7%	12/31/2021	1.71	0	0	0.25%	24.0%	12/31/2021	1.72	0	0	0.00%	24.3%
12/31/2020	1.37	0	0	0.50%	30.9%	12/31/2020	1.38	0	0	0.25%	31.2%	12/31/2020	1.38	0	0	0.00%	31.6%
12/31/2019	1.05	0	0	0.50%	4.9%	12/31/2019	1.05	0	0	0.25%	5.0%	12/31/2019	1.05	0	0	0.00%	5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nationwide Geneva SmCp Gr R6 Class - 06-47T

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$269,003	$286,569	4,223
Receivables: investments sold	13,351
Payables: investments purchased	-
Net assets	$282,354

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$282,354	246,595	$1.15
Band 100	-	-	1.15
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.19
Total	$282,354	246,595

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,930)
Net investment income (loss)			(1,930)

Gain (loss) on investments:
Net realized gain (loss)			55
Realized gain distributions			4,681
Net change in unrealized appreciation (depreciation)			(17,566)
Net gain (loss)			(12,830)

Increase (decrease) in net assets from operations			$(14,760)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,930)	$-
Net realized gain (loss)		55	-
Realized gain distributions		4,681	-
Net change in unrealized appreciation (depreciation)		(17,566)	-

Increase (decrease) in net assets from operations		(14,760)	-

Contract owner transactions:
Proceeds from units sold		303,936	-
Cost of units redeemed		(6,580)	-
Account charges		(242)	-
Increase (decrease)		297,114	-
Net increase (decrease)		282,354	-
Net assets, beginning		-	-
Net assets, ending		$282,354	$-

Units sold		252,183	-
Units redeemed		(5,588)	-
Net increase (decrease)		246,595	-
Units outstanding, beginning		-	-
Units outstanding, ending		246,595	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$303,936
Cost of units redeemed/account charges			(6,822)
Net investment income (loss)			(1,930)
Net realized gain (loss)			55
Realized gain distributions			4,681
Net change in unrealized appreciation (depreciation)			(17,566)
Net assets			$282,354

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.15	247	$282	1.25%	-25.4%	12/31/2022	$1.15	0	$0	1.00%	-25.2%	12/31/2022	$1.16	0	$0	0.75%	-25.0%
12/31/2021	1.53	0	0	1.25%	11.0%	12/31/2021	1.54	0	0	1.00%	11.2%	12/31/2021	1.55	0	0	0.75%	11.5%
12/31/2020	1.38	0	0	1.25%	31.2%	12/31/2020	1.39	0	0	1.00%	31.5%	12/31/2020	1.39	0	0	0.75%	31.8%
12/31/2019	1.05	0	0	1.25%	5.4%	12/31/2019	1.05	0	0	1.00%	5.5%	12/31/2019	1.06	0	0	0.75%	5.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.17	0	$0	0.50%	-24.8%	12/31/2022	$1.18	0	$0	0.25%	-24.6%	12/31/2022	$1.19	0	$0	0.00%	-24.4%
12/31/2021	1.56	0	0	0.50%	11.8%	12/31/2021	1.57	0	0	0.25%	12.1%	12/31/2021	1.58	0	0	0.00%	12.4%
12/31/2020	1.40	0	0	0.50%	32.2%	12/31/2020	1.40	0	0	0.25%	32.5%	12/31/2020	1.41	0	0	0.00%	32.8%
12/31/2019	1.06	0	0	0.50%	5.6%	12/31/2019	1.06	0	0	0.25%	5.7%	12/31/2019	1.06	0	0	0.00%	5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Loomis Sayles Small Cap Growth Fund N Class - 06-3JG

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,535	$10,101	309
Receivables: investments sold	-
Payables: investments purchased	(4)
Net assets	$7,531

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,531	6,807	$1.11
Band 100	-	-	1.12
Band 75	-	-	1.13
Band 50	-	-	1.14
Band 25	-	-	1.15
Band 0	-	-	1.17
Total	$7,531	6,807

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(84)
Net investment income (loss)			(84)

Gain (loss) on investments:
Net realized gain (loss)			(34)
Realized gain distributions			217
Net change in unrealized appreciation (depreciation)			(1,911)
Net gain (loss)			(1,728)

Increase (decrease) in net assets from operations			$(1,812)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(84)	$(80)
Net realized gain (loss)		(34)	10
Realized gain distributions		217	1,225
Net change in unrealized appreciation (depreciation)		(1,911)	(654)

Increase (decrease) in net assets from operations		(1,812)	501

Contract owner transactions:
Proceeds from units sold		1,939	1,690
Cost of units redeemed		(1)	-
Account charges		(26)	(26)
Increase (decrease)		1,912	1,664
Net increase (decrease)		100	2,165
Net assets, beginning		7,431	5,266
Net assets, ending		$7,531	$7,431

Units sold		1,713	1,190
Units redeemed		(25)	(18)
Net increase (decrease)		1,688	1,172
Units outstanding, beginning		5,119	3,947
Units outstanding, ending		6,807	5,119

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,141,326
Cost of units redeemed/account charges			(1,206,380)
Net investment income (loss)			(8,448)
Net realized gain (loss)			(10,958)
Realized gain distributions			94,557
Net change in unrealized appreciation (depreciation)			(2,566)
Net assets			$7,531

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.11	7	$8	1.25%	-23.8%	12/31/2022	$1.12	0	$0	1.00%	-23.6%	12/31/2022	$1.13	0	$0	0.75%	-23.4%
12/31/2021	1.45	5	7	1.25%	8.8%	12/31/2021	1.46	0	0	1.00%	9.1%	12/31/2021	1.48	0	0	0.75%	9.4%
12/31/2020	1.33	4	5	1.25%	32.6%	12/31/2020	1.34	0	0	1.00%	32.9%	12/31/2020	1.35	0	0	0.75%	33.3%
12/31/2019	1.01	0	0	1.25%	25.1%	12/31/2019	1.01	0	0	1.00%	25.4%	12/31/2019	1.01	0	0	0.75%	25.7%
12/31/2018	0.80	1,155	929	1.25%	-19.6%	12/31/2018	0.80	0	0	1.00%	-19.5%	12/31/2018	0.81	0	0	0.75%	-19.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.14	0	$0	0.50%	-23.2%	12/31/2022	$1.15	0	$0	0.25%	-23.0%	12/31/2022	$1.17	0	$0	0.00%	-22.8%
12/31/2021	1.49	0	0	0.50%	9.6%	12/31/2021	1.50	0	0	0.25%	9.9%	12/31/2021	1.51	0	0	0.00%	10.2%
12/31/2020	1.36	0	0	0.50%	33.6%	12/31/2020	1.36	0	0	0.25%	33.9%	12/31/2020	1.37	0	0	0.00%	34.3%
12/31/2019	1.02	0	0	0.50%	26.0%	12/31/2019	1.02	0	0	0.25%	26.3%	12/31/2019	1.02	0	0	0.00%	26.7%
12/31/2018	0.81	0	0	0.50%	-19.4%	12/31/2018	0.81	0	0	0.25%	-19.3%	12/31/2018	0.81	0	0	0.00%	-19.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Loomis Sayles Bond Fund N Class - 06-3XN (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.93
Band 100	-	-	0.94
Band 75	-	-	0.95
Band 50	-	-	0.96
Band 25	-	-	0.97
Band 0	-	-	0.98
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$84,753
Cost of units redeemed/account charges			(83,162)
Net investment income (loss)			684
Net realized gain (loss)			(2,328)
Realized gain distributions			53
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.93	0	$0	1.25%	-13.5%	12/31/2022	$0.94	0	$0	1.00%	-13.3%	12/31/2022	$0.95	0	$0	0.75%	-13.1%
12/31/2021	1.08	0	0	1.25%	1.9%	12/31/2021	1.09	0	0	1.00%	2.2%	12/31/2021	1.09	0	0	0.75%	2.4%
12/31/2020	1.06	0	0	1.25%	0.9%	12/31/2020	1.06	0	0	1.00%	1.2%	12/31/2020	1.07	0	0	0.75%	1.4%
12/31/2019	1.05	40	42	1.25%	5.0%	12/31/2019	1.05	0	0	1.00%	5.2%	12/31/2019	1.05	0	0	0.75%	5.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.96	0	$0	0.50%	-12.9%	12/31/2022	$0.97	0	$0	0.25%	-12.7%	12/31/2022	$0.98	0	$0	0.00%	-12.5%
12/31/2021	1.10	0	0	0.50%	2.7%	12/31/2021	1.11	0	0	0.25%	3.0%	12/31/2021	1.12	0	0	0.00%	3.2%
12/31/2020	1.07	0	0	0.50%	1.7%	12/31/2020	1.08	0	0	0.25%	2.0%	12/31/2020	1.08	0	0	0.00%	2.2%
12/31/2019	1.06	0	0	0.50%	5.5%	12/31/2019	1.06	0	0	0.25%	5.7%	12/31/2019	1.06	0	0	0.00%	5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	1.1%
2019	3.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Small Cap Growth Fund R3 Class - 06-867

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$66,307	$91,215	1,854
Receivables: investments sold	39
Payables: investments purchased	-
Net assets	$66,346

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$66,346	13,353	$4.97
Band 100	-	-	5.13
Band 75	-	-	5.30
Band 50	-	-	5.48
Band 25	-	-	5.66
Band 0	-	-	5.85
Total	$66,346	13,353

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,165)
Net investment income (loss)			(1,165)

Gain (loss) on investments:
Net realized gain (loss)			(29,856)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,216
Net gain (loss)			(28,640)

Increase (decrease) in net assets from operations			$(29,805)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,165)	$(3,225)
Net realized gain (loss)		(29,856)	35,280
Realized gain distributions		-	20,577
Net change in unrealized appreciation (depreciation)		1,216	(71,493)

Increase (decrease) in net assets from operations		(29,805)	(18,861)

Contract owner transactions:
Proceeds from units sold		21,538	232,445
Cost of units redeemed		(56,227)	(300,919)
Account charges		(27)	(33)
Increase (decrease)		(34,716)	(68,507)
Net increase (decrease)		(64,521)	(87,368)
Net assets, beginning		130,867	218,235
Net assets, ending		$66,346	$130,867

Units sold		4,139	33,561
Units redeemed		(10,351)	(47,904)
Net increase (decrease)		(6,212)	(14,343)
Units outstanding, beginning		19,565	33,908
Units outstanding, ending		13,353	19,565

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$872,704
Cost of units redeemed/account charges			(847,810)
Net investment income (loss)			(12,432)
Net realized gain (loss)			26,995
Realized gain distributions			51,797
Net change in unrealized appreciation (depreciation)			(24,908)
Net assets			$66,346

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.97	13	$66	1.25%	-25.7%	12/31/2022	$5.13	0	$0	1.00%	-25.5%	12/31/2022	$5.30	0	$0	0.75%	-25.3%
12/31/2021	6.69	20	131	1.25%	2.6%	12/31/2021	6.89	0	0	1.00%	2.9%	12/31/2021	7.10	0	0	0.75%	3.1%
12/31/2020	6.52	34	218	1.25%	40.6%	12/31/2020	6.70	0	0	1.00%	40.9%	12/31/2020	6.89	0	0	0.75%	41.3%
12/31/2019	4.64	34	157	1.25%	32.4%	12/31/2019	4.76	0	0	1.00%	32.7%	12/31/2019	4.88	0	0	0.75%	33.1%
12/31/2018	3.50	25	88	1.25%	3.9%	12/31/2018	3.58	0	0	1.00%	4.2%	12/31/2018	3.66	0	0	0.75%	4.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$5.48	0	$0	0.50%	-25.2%	12/31/2022	$5.66	0	$0	0.25%	-25.0%	12/31/2022	$5.85	0	$0	0.00%	-24.8%
12/31/2021	7.32	0	0	0.50%	3.4%	12/31/2021	7.54	0	0	0.25%	3.6%	12/31/2021	7.77	0	0	0.00%	3.9%
12/31/2020	7.08	0	0	0.50%	41.6%	12/31/2020	7.28	0	0	0.25%	42.0%	12/31/2020	7.48	0	0	0.00%	42.3%
12/31/2019	5.00	0	0	0.50%	33.4%	12/31/2019	5.13	0	0	0.25%	33.7%	12/31/2019	5.26	0	0	0.00%	34.1%
12/31/2018	3.75	0	0	0.50%	4.7%	12/31/2018	3.83	0	0	0.25%	5.0%	12/31/2018	3.92	0	0	0.00%	5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Small Cap Growth Fund A Class - 06-868

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$74,463	$82,345	2,071
Receivables: investments sold	-
Payables: investments purchased	(39)
Net assets	$74,424

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$74,424	23,275	$3.20
Band 100	-	-	3.30
Band 75	-	-	3.41
Band 50	-	-	3.53
Band 25	-	-	3.64
Band 0	-	-	3.76
Total	$74,424	23,275

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,280)
Net investment income (loss)			(1,280)

Gain (loss) on investments:
Net realized gain (loss)			51
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(32,148)
Net gain (loss)			(32,097)

Increase (decrease) in net assets from operations			$(33,377)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,280)	$(1,540)
Net realized gain (loss)		51	2,786
Realized gain distributions		-	21,303
Net change in unrealized appreciation (depreciation)		(32,148)	(17,705)

Increase (decrease) in net assets from operations		(33,377)	4,844

Contract owner transactions:
Proceeds from units sold		7,710	32,830
Cost of units redeemed		(33,899)	(5,827)
Account charges		(551)	(718)
Increase (decrease)		(26,740)	26,285
Net increase (decrease)		(60,117)	31,129
Net assets, beginning		134,541	103,412
Net assets, ending		$74,424	$134,541

Units sold		2,352	8,343
Units redeemed		(10,410)	(1,864)
Net increase (decrease)		(8,058)	6,479
Units outstanding, beginning		31,333	24,854
Units outstanding, ending		23,275	31,333

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$215,361
Cost of units redeemed/account charges			(198,745)
Net investment income (loss)			(8,083)
Net realized gain (loss)			31,794
Realized gain distributions			41,979
Net change in unrealized appreciation (depreciation)			(7,882)
Net assets			$74,424

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.20	23	$74	1.25%	-25.5%	12/31/2022	$3.30	0	$0	1.00%	-25.3%	12/31/2022	$3.41	0	$0	0.75%	-25.2%
12/31/2021	4.29	31	135	1.25%	2.9%	12/31/2021	4.43	0	0	1.00%	3.1%	12/31/2021	4.56	0	0	0.75%	3.4%
12/31/2020	4.17	25	103	1.25%	40.9%	12/31/2020	4.29	0	0	1.00%	41.3%	12/31/2020	4.41	0	0	0.75%	41.6%
12/31/2019	2.96	20	60	1.25%	32.7%	12/31/2019	3.04	0	0	1.00%	33.0%	12/31/2019	3.11	0	0	0.75%	33.4%
12/31/2018	2.23	28	63	1.25%	4.2%	12/31/2018	2.28	0	0	1.00%	4.5%	12/31/2018	2.34	0	0	0.75%	4.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.53	0	$0	0.50%	-25.0%	12/31/2022	$3.64	0	$0	0.25%	-24.8%	12/31/2022	$3.76	0	$0	0.00%	-24.6%
12/31/2021	4.70	0	0	0.50%	3.6%	12/31/2021	4.84	0	0	0.25%	3.9%	12/31/2021	4.99	0	0	0.00%	4.2%
12/31/2020	4.53	0	0	0.50%	42.0%	12/31/2020	4.66	0	0	0.25%	42.3%	12/31/2020	4.79	0	0	0.00%	42.7%
12/31/2019	3.19	0	0	0.50%	33.7%	12/31/2019	3.28	0	0	0.25%	34.0%	12/31/2019	3.36	0	0	0.00%	34.4%
12/31/2018	2.39	0	0	0.50%	5.0%	12/31/2018	2.44	0	0	0.25%	5.3%	12/31/2018	2.50	0	0	0.00%	5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Small Cap Growth Fund Advisor Class - 06-895

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$312,150	$347,503	8,705
Receivables: investments sold	-
Payables: investments purchased	(137)
Net assets	$312,013

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$290,859	55,741	$5.22
Band 100	21,154	3,875	5.46
Band 75	-	-	5.71
Band 50	-	-	5.97
Band 25	-	-	6.25
Band 0	-	-	6.54
Total	$312,013	59,616

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(4,790)
Net investment income (loss)			(4,790)

Gain (loss) on investments:
Net realized gain (loss)			(1,939)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(124,679)
Net gain (loss)			(126,618)

Increase (decrease) in net assets from operations			$(131,408)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,790)	$(7,935)
Net realized gain (loss)		(1,939)	69,670
Realized gain distributions		-	83,331
Net change in unrealized appreciation (depreciation)		(124,679)	(129,695)

Increase (decrease) in net assets from operations		(131,408)	15,371

Contract owner transactions:
Proceeds from units sold		12,100	21,964
Cost of units redeemed		(98,700)	(210,375)
Account charges		(107)	(93)
Increase (decrease)		(86,707)	(188,504)
Net increase (decrease)		(218,115)	(173,133)
Net assets, beginning		530,128	703,261
Net assets, ending		$312,013	$530,128

Units sold		2,176	3,148
Units redeemed		(17,709)	(31,656)
Net increase (decrease)		(15,533)	(28,508)
Units outstanding, beginning		75,149	103,657
Units outstanding, ending		59,616	75,149

* Date of Fund Inception into Variable Account: 12 /13 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$4,428,414
Cost of units redeemed/account charges			(4,563,809)
Net investment income (loss)			(118,193)
Net realized gain (loss)			334,663
Realized gain distributions			266,291
Net change in unrealized appreciation (depreciation)			(35,353)
Net assets			$312,013

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$5.22	56	$291	1.25%	-25.7%	12/31/2022	$5.46	4	$21	1.00%	-25.5%	12/31/2022	$5.71	0	$0	0.75%	-25.3%
12/31/2021	7.02	66	466	1.25%	2.7%	12/31/2021	7.32	9	64	1.00%	3.0%	12/31/2021	7.64	0	0	0.75%	3.2%
12/31/2020	6.83	94	638	1.25%	40.7%	12/31/2020	7.11	9	66	1.00%	41.0%	12/31/2020	7.40	0	0	0.75%	41.4%
12/31/2019	4.86	115	553	1.25%	32.5%	12/31/2019	5.04	29	142	1.00%	32.8%	12/31/2019	5.24	0	0	0.75%	33.1%
12/31/2018	3.67	114	415	1.25%	4.0%	12/31/2018	3.80	27	101	1.00%	4.2%	12/31/2018	3.93	0	0	0.75%	4.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$5.97	0	$0	0.50%	-25.1%	12/31/2022	$6.25	0	$0	0.25%	-24.9%	12/31/2022	$6.54	0	$0	0.00%	-24.7%
12/31/2021	7.98	0	0	0.50%	3.5%	12/31/2021	8.32	0	0	0.25%	3.8%	12/31/2021	8.69	0	0	0.00%	4.0%
12/31/2020	7.71	0	0	0.50%	41.7%	12/31/2020	8.02	0	0	0.25%	42.1%	12/31/2020	8.35	0	0	0.00%	42.4%
12/31/2019	5.44	0	0	0.50%	33.5%	12/31/2019	5.65	0	0	0.25%	33.8%	12/31/2019	5.86	0	0	0.00%	34.1%
12/31/2018	4.07	0	0	0.50%	4.8%	12/31/2018	4.22	0	0	0.25%	5.0%	12/31/2018	4.37	0	0	0.00%	5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Sustainable Equity Fund A Class - 06-CNY

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,388	$18,031	470
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$16,386

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$16,386	5,708	$2.87
Band 100	-	-	2.92
Band 75	-	-	2.96
Band 50	-	-	3.01
Band 25	-	-	3.05
Band 0	-	-	3.10
Total	$16,386	5,708

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(426)
Net investment income (loss)			(426)

Gain (loss) on investments:
Net realized gain (loss)			697
Realized gain distributions			1,497
Net change in unrealized appreciation (depreciation)			(10,459)
Net gain (loss)			(8,265)

Increase (decrease) in net assets from operations			$(8,691)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(426)	$(384)
Net realized gain (loss)		697	114
Realized gain distributions		1,497	3,920
Net change in unrealized appreciation (depreciation)		(10,459)	4,150

Increase (decrease) in net assets from operations		(8,691)	7,800

Contract owner transactions:
Proceeds from units sold		-	1
Cost of units redeemed		(18,725)	-
Account charges		(6)	(3)
Increase (decrease)		(18,731)	(2)
Net increase (decrease)		(27,422)	7,798
Net assets, beginning		43,808	36,010
Net assets, ending		$16,386	$43,808

Units sold		-	(1)
Units redeemed		(6,535)	-
Net increase (decrease)		(6,535)	(1)
Units outstanding, beginning		12,243	12,244
Units outstanding, ending		5,708	12,243

* Date of Fund Inception into Variable Account: 10 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$232,757
Cost of units redeemed/account charges			(271,823)
Net investment income (loss)			(4,915)
Net realized gain (loss)			11,058
Realized gain distributions			50,952
Net change in unrealized appreciation (depreciation)			(1,643)
Net assets			$16,386

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.87	6	$16	1.25%	-19.8%	12/31/2022	$2.92	0	$0	1.00%	-19.6%	12/31/2022	$2.96	0	$0	0.75%	-19.4%
12/31/2021	3.58	12	44	1.25%	21.7%	12/31/2021	3.63	0	0	1.00%	22.0%	12/31/2021	3.67	0	0	0.75%	22.3%
12/31/2020	2.94	12	36	1.25%	17.7%	12/31/2020	2.97	0	0	1.00%	18.0%	12/31/2020	3.00	0	0	0.75%	18.3%
12/31/2019	2.50	74	185	1.25%	24.1%	12/31/2019	2.52	0	0	1.00%	24.4%	12/31/2019	2.54	0	0	0.75%	24.7%
12/31/2018	2.01	68	137	1.25%	-7.2%	12/31/2018	2.03	0	0	1.00%	-6.9%	12/31/2018	2.04	0	0	0.75%	-6.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.01	0	$0	0.50%	-19.2%	12/31/2022	$3.05	0	$0	0.25%	-19.0%	12/31/2022	$3.10	0	$0	0.00%	-18.8%
12/31/2021	3.72	0	0	0.50%	22.6%	12/31/2021	3.77	0	0	0.25%	22.9%	12/31/2021	3.82	0	0	0.00%	23.2%
12/31/2020	3.04	0	0	0.50%	18.6%	12/31/2020	3.07	0	0	0.25%	18.8%	12/31/2020	3.10	0	0	0.00%	19.1%
12/31/2019	2.56	0	0	0.50%	25.0%	12/31/2019	2.58	0	0	0.25%	25.3%	12/31/2019	2.60	0	0	0.00%	25.6%
12/31/2018	2.05	0	0	0.50%	-6.5%	12/31/2018	2.06	0	0	0.25%	-6.2%	12/31/2018	2.07	0	0	0.00%	-6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.3%
2020	0.1%
2019	0.6%
2018	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Sustainable Equity Fund R3 Class - 06-CPC

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,100,132	$1,216,289	31,563
Receivables: investments sold	-
Payables: investments purchased	(793)
Net assets	$1,099,339

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,067,447	372,429	$2.87
Band 100	31,892	10,956	2.91
Band 75	-	-	2.96
Band 50	-	-	3.00
Band 25	-	-	3.05
Band 0	-	-	3.10
Total	$1,099,339	383,385

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(14,979)
Net investment income (loss)			(14,979)

Gain (loss) on investments:
Net realized gain (loss)			3,354
Realized gain distributions			100,628
Net change in unrealized appreciation (depreciation)			(373,517)
Net gain (loss)			(269,535)

Increase (decrease) in net assets from operations			$(284,514)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(14,979)	$(17,531)
Net realized gain (loss)		3,354	54,721
Realized gain distributions		100,628	127,566
Net change in unrealized appreciation (depreciation)		(373,517)	106,515

Increase (decrease) in net assets from operations		(284,514)	271,271

Contract owner transactions:
Proceeds from units sold		67,592	69,382
Cost of units redeemed		(106,638)	(233,294)
Account charges		(393)	(132)
Increase (decrease)		(39,439)	(164,044)
Net increase (decrease)		(323,953)	107,227
Net assets, beginning		1,423,292	1,316,065
Net assets, ending		$1,099,339	$1,423,292

Units sold		22,599	21,111
Units redeemed		(36,461)	(69,590)
Net increase (decrease)		(13,862)	(48,479)
Units outstanding, beginning		397,247	445,726
Units outstanding, ending		383,385	397,247

* Date of Fund Inception into Variable Account: 10 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,517,305
Cost of units redeemed/account charges			(853,599)
Net investment income (loss)			(64,959)
Net realized gain (loss)			52,670
Realized gain distributions			564,079
Net change in unrealized appreciation (depreciation)			(116,157)
Net assets			$1,099,339

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.87	372	$1,067	1.25%	-20.0%	12/31/2022	$2.91	11	$32	1.00%	-19.8%	12/31/2022	$2.96	0	$0	0.75%	-19.6%
12/31/2021	3.58	386	1,384	1.25%	21.3%	12/31/2021	3.63	11	40	1.00%	21.6%	12/31/2021	3.68	0	0	0.75%	21.9%
12/31/2020	2.95	433	1,277	1.25%	17.4%	12/31/2020	2.98	13	39	1.00%	17.7%	12/31/2020	3.01	0	0	0.75%	18.0%
12/31/2019	2.51	422	1,062	1.25%	23.7%	12/31/2019	2.53	16	41	1.00%	24.1%	12/31/2019	2.55	0	0	0.75%	24.4%
12/31/2018	2.03	433	881	1.25%	-7.4%	12/31/2018	2.04	17	36	1.00%	-7.2%	12/31/2018	2.05	0	0	0.75%	-6.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.00	0	$0	0.50%	-19.4%	12/31/2022	$3.05	0	$0	0.25%	-19.2%	12/31/2022	$3.10	0	$0	0.00%	-19.0%
12/31/2021	3.72	0	0	0.50%	22.3%	12/31/2021	3.77	0	0	0.25%	22.6%	12/31/2021	3.82	0	0	0.00%	22.9%
12/31/2020	3.05	0	0	0.50%	18.3%	12/31/2020	3.08	0	0	0.25%	18.6%	12/31/2020	3.11	0	0	0.00%	18.9%
12/31/2019	2.58	0	0	0.50%	24.7%	12/31/2019	2.60	0	0	0.25%	25.0%	12/31/2019	2.62	0	0	0.00%	25.3%
12/31/2018	2.07	0	0	0.50%	-6.7%	12/31/2018	2.08	0	0	0.25%	-6.5%	12/31/2018	2.09	0	0	0.00%	-6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.2%
2019	0.4%
2018	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Mid Cap Intrinsic Value Fund A Class - 06-GJK (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.39
Band 100	-	-	1.42
Band 75	-	-	1.42
Band 50	-	-	1.44
Band 25	-	-	1.46
Band 0	-	-	1.48
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.39	0	$0	1.25%	-11.1%	12/31/2022	$1.42	0	$0	1.00%	-10.9%	12/31/2022	$1.42	0	$0	0.75%	-10.6%
12/31/2021	1.56	0	0	1.25%	30.6%	12/31/2021	1.60	0	0	1.00%	30.9%	12/31/2021	1.59	0	0	0.75%	31.2%
12/31/2020	1.19	0	0	1.25%	-5.5%	12/31/2020	1.22	0	0	1.00%	-5.2%	12/31/2020	1.21	0	0	0.75%	-5.0%
12/31/2019	1.26	0	0	1.25%	15.7%	12/31/2019	1.29	0	0	1.00%	16.3%	12/31/2019	1.28	0	0	0.75%	16.3%
12/31/2018	1.09	0	0	1.25%	-15.9%	12/31/2018	1.11	0	0	1.00%	-14.8%	12/31/2018	1.10	0	0	0.75%	-15.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.44	0	$0	0.50%	-10.4%	12/31/2022	$1.46	0	$0	0.25%	-10.2%	12/31/2022	$1.48	0	$0	0.00%	-10.0%
12/31/2021	1.61	0	0	0.50%	31.6%	12/31/2021	1.62	0	0	0.25%	31.9%	12/31/2021	1.64	0	0	0.00%	32.2%
12/31/2020	1.22	0	0	0.50%	-4.8%	12/31/2020	1.23	0	0	0.25%	-4.5%	12/31/2020	1.24	0	0	0.00%	-4.3%
12/31/2019	1.28	0	0	0.50%	16.6%	12/31/2019	1.29	0	0	0.25%	16.9%	12/31/2019	1.30	0	0	0.00%	17.2%
12/31/2018	1.10	0	0	0.50%	-15.3%	12/31/2018	1.10	0	0	0.25%	-15.1%	12/31/2018	1.11	0	0	0.00%	-14.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Mid Cap Intrinsic Value Fund R3 Class - 06-GJM (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.37
Band 100	-	-	1.41
Band 75	-	-	1.41
Band 50	-	-	1.43
Band 25	-	-	1.45
Band 0	-	-	1.47
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.37	0	$0	1.25%	-11.3%	12/31/2022	$1.41	0	$0	1.00%	-11.1%	12/31/2022	$1.41	0	$0	0.75%	-10.8%
12/31/2021	1.55	0	0	1.25%	30.2%	12/31/2021	1.59	0	0	1.00%	30.5%	12/31/2021	1.58	0	0	0.75%	30.9%
12/31/2020	1.19	0	0	1.25%	-5.7%	12/31/2020	1.22	0	0	1.00%	-5.5%	12/31/2020	1.21	0	0	0.75%	-5.2%
12/31/2019	1.26	0	0	1.25%	15.4%	12/31/2019	1.29	0	0	1.00%	15.9%	12/31/2019	1.28	0	0	0.75%	16.0%
12/31/2018	1.09	0	0	1.25%	-16.1%	12/31/2018	1.11	0	0	1.00%	-15.0%	12/31/2018	1.10	0	0	0.75%	-15.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.43	0	$0	0.50%	-10.6%	12/31/2022	$1.45	0	$0	0.25%	-10.4%	12/31/2022	$1.47	0	$0	0.00%	-10.2%
12/31/2021	1.60	0	0	0.50%	31.2%	12/31/2021	1.61	0	0	0.25%	31.5%	12/31/2021	1.63	0	0	0.00%	31.9%
12/31/2020	1.22	0	0	0.50%	-5.0%	12/31/2020	1.23	0	0	0.25%	-4.7%	12/31/2020	1.24	0	0	0.00%	-4.5%
12/31/2019	1.28	0	0	0.50%	16.3%	12/31/2019	1.29	0	0	0.25%	16.6%	12/31/2019	1.30	0	0	0.00%	16.8%
12/31/2018	1.10	0	0	0.50%	-15.5%	12/31/2018	1.11	0	0	0.25%	-15.2%	12/31/2018	1.11	0	0	0.00%	-15.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Large Cap Value Fund Advisor Class - 06-900

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$940,149	$837,227	21,586
Receivables: investments sold	-
Payables: investments purchased	(7,165)
Net assets	$932,984

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$852,921	119,381	$7.14
Band 100	80,063	10,712	7.47
Band 75	-	-	7.82
Band 50	-	-	8.18
Band 25	-	-	8.56
Band 0	-	-	8.95
Total	$932,984	130,093

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$11,255
Mortality & expense charges			(10,174)
Net investment income (loss)			1,081

Gain (loss) on investments:
Net realized gain (loss)			25,443
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(61,726)
Net gain (loss)			(36,283)

Increase (decrease) in net assets from operations			$(35,202)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,081	$(2,701)
Net realized gain (loss)		25,443	66,656
Realized gain distributions		-	23,150
Net change in unrealized appreciation (depreciation)		(61,726)	59,517

Increase (decrease) in net assets from operations		(35,202)	146,622

Contract owner transactions:
Proceeds from units sold		418,685	115,320
Cost of units redeemed		(104,361)	(252,344)
Account charges		(299)	(649)
Increase (decrease)		314,025	(137,673)
Net increase (decrease)		278,823	8,949
Net assets, beginning		654,161	645,212
Net assets, ending		$932,984	$654,161

Units sold		59,141	16,476
Units redeemed		(17,550)	(38,187)
Net increase (decrease)		41,591	(21,711)
Units outstanding, beginning		88,502	110,213
Units outstanding, ending		130,093	88,502

* Date of Fund Inception into Variable Account: 12 /13 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$10,644,667
Cost of units redeemed/account charges			(10,502,980)
Net investment income (loss)			(122,798)
Net realized gain (loss)			(202,473)
Realized gain distributions			1,013,646
Net change in unrealized appreciation (depreciation)			102,922
Net assets			$932,984

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$7.14	119	$853	1.25%	-2.8%	12/31/2022	$7.47	11	$80	1.00%	-2.5%	12/31/2022	$7.82	0	$0	0.75%	-2.3%
12/31/2021	7.35	76	560	1.25%	26.1%	12/31/2021	7.67	12	94	1.00%	26.4%	12/31/2021	8.00	0	0	0.75%	26.7%
12/31/2020	5.83	98	572	1.25%	12.7%	12/31/2020	6.07	12	74	1.00%	13.0%	12/31/2020	6.31	0	0	0.75%	13.3%
12/31/2019	5.17	110	569	1.25%	22.0%	12/31/2019	5.37	13	69	1.00%	22.3%	12/31/2019	5.58	0	0	0.75%	22.6%
12/31/2018	4.24	99	420	1.25%	-2.5%	12/31/2018	4.39	21	94	1.00%	-2.3%	12/31/2018	4.55	0	0	0.75%	-2.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$8.18	0	$0	0.50%	-2.0%	12/31/2022	$8.56	0	$0	0.25%	-1.8%	12/31/2022	$8.95	0	$0	0.00%	-1.5%
12/31/2021	8.35	0	0	0.50%	27.0%	12/31/2021	8.71	0	0	0.25%	27.3%	12/31/2021	9.09	0	0	0.00%	27.6%
12/31/2020	6.57	0	0	0.50%	13.5%	12/31/2020	6.84	0	0	0.25%	13.8%	12/31/2020	7.12	0	0	0.00%	14.1%
12/31/2019	5.79	0	0	0.50%	22.9%	12/31/2019	6.01	0	0	0.25%	23.2%	12/31/2019	6.24	0	0	0.00%	23.5%
12/31/2018	4.71	0	0	0.50%	-1.8%	12/31/2018	4.88	0	0	0.25%	-1.5%	12/31/2018	5.05	0	0	0.00%	-1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.4%
2021	0.8%
2020	1.0%
2019	1.5%
2018	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Sustainable Equity Fund R6 Class - 06-3R7

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$137,281	$160,316	3,952
Receivables: investments sold	115
Payables: investments purchased	-
Net assets	$137,396

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$137,396	100,054	$1.37
Band 100	-	-	1.39
Band 75	-	-	1.40
Band 50	-	-	1.42
Band 25	-	-	1.43
Band 0	-	-	1.44
Total	$137,396	100,054

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$422
Mortality & expense charges			(1,108)
Net investment income (loss)			(686)

Gain (loss) on investments:
Net realized gain (loss)			(123)
Realized gain distributions			12,161
Net change in unrealized appreciation (depreciation)			(23,035)
Net gain (loss)			(10,997)

Increase (decrease) in net assets from operations			$(11,683)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(686)	$-
Net realized gain (loss)		(123)	-
Realized gain distributions		12,161	-
Net change in unrealized appreciation (depreciation)		(23,035)	-

Increase (decrease) in net assets from operations		(11,683)	-

Contract owner transactions:
Proceeds from units sold		284,310	-
Cost of units redeemed		(135,231)	-
Account charges		-	-
Increase (decrease)		149,079	-
Net increase (decrease)		137,396	-
Net assets, beginning		-	-
Net assets, ending		$137,396	$-

Units sold		188,975	-
Units redeemed		(88,921)	-
Net increase (decrease)		100,054	-
Units outstanding, beginning		-	-
Units outstanding, ending		100,054	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$284,310
Cost of units redeemed/account charges			(135,231)
Net investment income (loss)			(686)
Net realized gain (loss)			(123)
Realized gain distributions			12,161
Net change in unrealized appreciation (depreciation)			(23,035)
Net assets			$137,396

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.37	100	$137	1.25%	-19.4%	12/31/2022	$1.39	0	$0	1.00%	-19.2%	12/31/2022	$1.40	0	$0	0.75%	-19.0%
12/31/2021	1.70	0	0	1.25%	22.2%	12/31/2021	1.72	0	0	1.00%	22.5%	12/31/2021	1.73	0	0	0.75%	22.8%
12/31/2020	1.39	0	0	1.25%	18.3%	12/31/2020	1.40	0	0	1.00%	18.6%	12/31/2020	1.41	0	0	0.75%	18.9%
12/31/2019	1.18	0	0	1.25%	24.6%	12/31/2019	1.18	0	0	1.00%	24.9%	12/31/2019	1.19	0	0	0.75%	25.2%
12/31/2018	0.95	0	0	1.25%	-5.4%	12/31/2018	0.95	0	0	1.00%	-5.4%	12/31/2018	0.95	0	0	0.75%	-5.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.42	0	$0	0.50%	-18.8%	12/31/2022	$1.43	0	$0	0.25%	-18.6%	12/31/2022	$1.44	0	$0	0.00%	-18.4%
12/31/2021	1.74	0	0	0.50%	23.1%	12/31/2021	1.76	0	0	0.25%	23.4%	12/31/2021	1.77	0	0	0.00%	23.7%
12/31/2020	1.42	0	0	0.50%	19.1%	12/31/2020	1.42	0	0	0.25%	19.4%	12/31/2020	1.43	0	0	0.00%	19.7%
12/31/2019	1.19	0	0	0.50%	25.5%	12/31/2019	1.19	0	0	0.25%	25.9%	12/31/2019	1.19	0	0	0.00%	26.2%
12/31/2018	0.95	0	0	0.50%	-5.4%	12/31/2018	0.95	0	0	0.25%	-5.3%	12/31/2018	0.95	0	0	0.00%	-5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.6%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Small Cap Growth Fund R6 Class - 06-3XP

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,246	$3,945	93
Receivables: investments sold	139
Payables: investments purchased	-
Net assets	$3,385

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,385	2,943	$1.15
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$3,385	2,943

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(40)
Net investment income (loss)			(40)

Gain (loss) on investments:
Net realized gain (loss)			(490)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(554)
Net gain (loss)			(1,044)

Increase (decrease) in net assets from operations			$(1,084)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(40)	$(4)
Net realized gain (loss)		(490)	63
Realized gain distributions		-	155
Net change in unrealized appreciation (depreciation)		(554)	(145)

Increase (decrease) in net assets from operations		(1,084)	69

Contract owner transactions:
Proceeds from units sold		1,597	6,712
Cost of units redeemed		(1,378)	(2,531)
Account charges		-	-
Increase (decrease)		219	4,181
Net increase (decrease)		(865)	4,250
Net assets, beginning		4,250	-
Net assets, ending		$3,385	$4,250

Units sold		1,300	4,395
Units redeemed		(1,121)	(1,631)
Net increase (decrease)		179	2,764
Units outstanding, beginning		2,764	-
Units outstanding, ending		2,943	2,764

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$8,309
Cost of units redeemed/account charges			(3,909)
Net investment income (loss)			(44)
Net realized gain (loss)			(427)
Realized gain distributions			155
Net change in unrealized appreciation (depreciation)			(699)
Net assets			$3,385

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.15	3	$3	1.25%	-25.2%	12/31/2022	$1.16	0	$0	1.00%	-25.0%	12/31/2022	$1.17	0	$0	0.75%	-24.8%
12/31/2021	1.54	3	4	1.25%	3.3%	12/31/2021	1.55	0	0	1.00%	3.6%	12/31/2021	1.56	0	0	0.75%	3.9%
12/31/2020	1.49	0	0	1.25%	41.6%	12/31/2020	1.49	0	0	1.00%	41.9%	12/31/2020	1.50	0	0	0.75%	42.3%
12/31/2019	1.05	0	0	1.25%	6.5%	12/31/2019	1.05	0	0	1.00%	6.7%	12/31/2019	1.05	0	0	0.75%	6.8%
12/31/2018	0.99	0	0	0.00%	0.0%	12/31/2018	0.99	0	0	0.00%	0.0%	12/31/2018	0.99	0	0	0.00%	0.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.18	0	$0	0.50%	-24.6%	12/31/2022	$1.19	0	$0	0.25%	-24.4%	12/31/2022	$1.20	0	$0	0.00%	-24.2%
12/31/2021	1.57	0	0	0.50%	4.1%	12/31/2021	1.58	0	0	0.25%	4.4%	12/31/2021	1.59	0	0	0.00%	4.6%
12/31/2020	1.51	0	0	0.50%	42.6%	12/31/2020	1.51	0	0	0.25%	43.0%	12/31/2020	1.52	0	0	0.00%	43.3%
12/31/2019	1.06	0	0	0.50%	7.0%	12/31/2019	1.06	0	0	0.25%	7.2%	12/31/2019	1.06	0	0	0.00%	7.3%
12/31/2018	0.99	0	0	0.00%	0.0%	12/31/2018	0.99	0	0	0.00%	0.0%	12/31/2018	0.99	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Intnsc Val R6 Class - 06-47J

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$146,946	$153,824	8,128
Receivables: investments sold	-
Payables: investments purchased	(1,449)
Net assets	$145,497

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$145,497	106,048	$1.37
Band 100	-	-	1.38
Band 75	-	-	1.40
Band 50	-	-	1.41
Band 25	-	-	1.42
Band 0	-	-	1.43
Total	$145,497	106,048

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,049)
Net investment income (loss)			(1,049)

Gain (loss) on investments:
Net realized gain (loss)			(27)
Realized gain distributions			5,287
Net change in unrealized appreciation (depreciation)			(6,878)
Net gain (loss)			(1,618)

Increase (decrease) in net assets from operations			$(2,667)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,049)	$-
Net realized gain (loss)		(27)	-
Realized gain distributions		5,287	-
Net change in unrealized appreciation (depreciation)		(6,878)	-

Increase (decrease) in net assets from operations		(2,667)	-

Contract owner transactions:
Proceeds from units sold		153,099	-
Cost of units redeemed		(4,914)	-
Account charges		(21)	-
Increase (decrease)		148,164	-
Net increase (decrease)		145,497	-
Net assets, beginning		-	-
Net assets, ending		$145,497	$-

Units sold		109,591	-
Units redeemed		(3,543)	-
Net increase (decrease)		106,048	-
Units outstanding, beginning		-	-
Units outstanding, ending		106,048	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$153,099
Cost of units redeemed/account charges			(4,935)
Net investment income (loss)			(1,049)
Net realized gain (loss)			(27)
Realized gain distributions			5,287
Net change in unrealized appreciation (depreciation)			(6,878)
Net assets			$145,497

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.37	106	$145	1.25%	-21.0%	12/31/2022	$1.38	0	$0	1.00%	-20.8%	12/31/2022	$1.40	0	$0	0.75%	-20.6%
12/31/2021	1.74	0	0	1.25%	25.0%	12/31/2021	1.75	0	0	1.00%	25.3%	12/31/2021	1.76	0	0	0.75%	25.7%
12/31/2020	1.39	0	0	1.25%	25.6%	12/31/2020	1.39	0	0	1.00%	26.0%	12/31/2020	1.40	0	0	0.75%	26.3%
12/31/2019	1.11	0	0	1.25%	10.6%	12/31/2019	1.11	0	0	1.00%	10.7%	12/31/2019	1.11	0	0	0.75%	10.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.41	0	$0	0.50%	-20.4%	12/31/2022	$1.42	0	$0	0.25%	-20.2%	12/31/2022	$1.43	0	$0	0.00%	-20.0%
12/31/2021	1.77	0	0	0.50%	26.0%	12/31/2021	1.78	0	0	0.25%	26.3%	12/31/2021	1.79	0	0	0.00%	26.6%
12/31/2020	1.40	0	0	0.50%	26.6%	12/31/2020	1.41	0	0	0.25%	26.9%	12/31/2020	1.41	0	0	0.00%	27.2%
12/31/2019	1.11	0	0	0.50%	10.9%	12/31/2019	1.11	0	0	0.25%	11.0%	12/31/2019	1.11	0	0	0.00%	11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman High Inc R6 Class - 06-4FW (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.96
Band 100	-	-	0.97
Band 75	-	-	0.97
Band 50	-	-	0.98
Band 25	-	-	0.99
Band 0	-	-	1.00
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.96	0	$0	1.25%	-12.7%	12/31/2022	$0.97	0	$0	1.00%	-12.5%	12/31/2022	$0.97	0	$0	0.75%	-12.3%
12/31/2021	1.10	0	0	1.25%	3.5%	12/31/2021	1.10	0	0	1.00%	3.7%	12/31/2021	1.11	0	0	0.75%	4.0%
12/31/2020	1.06	0	0	1.25%	5.2%	12/31/2020	1.06	0	0	1.00%	5.4%	12/31/2020	1.07	0	0	0.75%	5.7%
12/31/2019	1.01	0	0	1.25%	0.9%	12/31/2019	1.01	0	0	1.00%	0.9%	12/31/2019	1.01	0	0	0.75%	0.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.98	0	$0	0.50%	-12.1%	12/31/2022	$0.99	0	$0	0.25%	-11.9%	12/31/2022	$1.00	0	$0	0.00%	-11.6%
12/31/2021	1.12	0	0	0.50%	4.3%	12/31/2021	1.12	0	0	0.25%	4.5%	12/31/2021	1.13	0	0	0.00%	4.8%
12/31/2020	1.07	0	0	0.50%	6.0%	12/31/2020	1.07	0	0	0.25%	6.2%	12/31/2020	1.08	0	0	0.00%	6.5%
12/31/2019	1.01	0	0	0.50%	0.9%	12/31/2019	1.01	0	0	0.25%	1.0%	12/31/2019	1.01	0	0	0.00%	1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Emerging Markets Equity Fund A Class - 06-015

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,314	$19,505	961
Receivables: investments sold	-
Payables: investments purchased	(57)
Net assets	$16,257

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$16,257	15,427	$1.05
Band 100	-	-	1.08
Band 75	-	-	1.11
Band 50	-	-	1.13
Band 25	-	-	1.16
Band 0	-	-	1.19
Total	$16,257	15,427

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$48
Mortality & expense charges			(604)
Net investment income (loss)			(556)

Gain (loss) on investments:
Net realized gain (loss)			(11,549)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(8,945)
Net gain (loss)			(20,494)

Increase (decrease) in net assets from operations			$(21,050)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(556)	$(670)
Net realized gain (loss)		(11,549)	3,142
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(8,945)	(7,512)

Increase (decrease) in net assets from operations		(21,050)	(5,040)

Contract owner transactions:
Proceeds from units sold		8,584	31,523
Cost of units redeemed		(91,266)	(21,474)
Account charges		(70)	(295)
Increase (decrease)		(82,752)	9,754
Net increase (decrease)		(103,802)	4,714
Net assets, beginning		120,059	115,345
Net assets, ending		$16,257	$120,059

Units sold		7,633	21,894
Units redeemed		(77,651)	(14,607)
Net increase (decrease)		(70,018)	7,287
Units outstanding, beginning		85,445	78,158
Units outstanding, ending		15,427	85,445

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$461,473
Cost of units redeemed/account charges			(427,567)
Net investment income (loss)			(3,228)
Net realized gain (loss)			(11,230)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(3,191)
Net assets			$16,257

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.05	15	$16	1.25%	-25.0%	12/31/2022	$1.08	0	$0	1.00%	-24.8%	12/31/2022	$1.11	0	$0	0.75%	-24.6%
12/31/2021	1.41	85	120	1.25%	-4.8%	12/31/2021	1.44	0	0	1.00%	-4.6%	12/31/2021	1.47	0	0	0.75%	-4.3%
12/31/2020	1.48	78	115	1.25%	11.6%	12/31/2020	1.50	0	0	1.00%	11.9%	12/31/2020	1.53	0	0	0.75%	12.2%
12/31/2019	1.32	30	40	1.25%	17.2%	12/31/2019	1.34	0	0	1.00%	17.5%	12/31/2019	1.37	0	0	0.75%	17.8%
12/31/2018	1.13	26	29	1.25%	-18.6%	12/31/2018	1.14	0	0	1.00%	-18.4%	12/31/2018	1.16	0	0	0.75%	-18.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.13	0	$0	0.50%	-24.4%	12/31/2022	$1.16	0	$0	0.25%	-24.3%	12/31/2022	$1.19	0	$0	0.00%	-24.1%
12/31/2021	1.50	0	0	0.50%	-4.1%	12/31/2021	1.53	0	0	0.25%	-3.8%	12/31/2021	1.56	0	0	0.00%	-3.6%
12/31/2020	1.56	0	0	0.50%	12.5%	12/31/2020	1.59	0	0	0.25%	12.8%	12/31/2020	1.62	0	0	0.00%	13.0%
12/31/2019	1.39	0	0	0.50%	18.1%	12/31/2019	1.41	0	0	0.25%	18.4%	12/31/2019	1.43	0	0	0.00%	18.7%
12/31/2018	1.18	0	0	0.50%	-18.0%	12/31/2018	1.19	0	0	0.25%	-17.8%	12/31/2018	1.21	0	0	0.00%	-17.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.1%
2021	0.6%
2020	0.2%
2019	1.7%
2018	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Strat Inc R6 Class - 06-64R

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$213,774	$223,059	22,951
Receivables: investments sold	2,656
Payables: investments purchased	-
Net assets	$216,430

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$216,430	245,260	$0.88
Band 100	-	-	0.89
Band 75	-	-	0.89
Band 50	-	-	0.89
Band 25	-	-	0.89
Band 0	-	-	0.90
Total	$216,430	245,260

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$5,371
Mortality & expense charges			(1,119)
Net investment income (loss)			4,252

Gain (loss) on investments:
Net realized gain (loss)			(38)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(9,285)
Net gain (loss)			(9,323)

Increase (decrease) in net assets from operations			$(5,071)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,252	$-
Net realized gain (loss)		(38)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(9,285)	-

Increase (decrease) in net assets from operations		(5,071)	-

Contract owner transactions:
Proceeds from units sold		223,726	-
Cost of units redeemed		(2,225)	-
Account charges		-	-
Increase (decrease)		221,501	-
Net increase (decrease)		216,430	-
Net assets, beginning		-	-
Net assets, ending		$216,430	$-

Units sold		247,736	-
Units redeemed		(2,476)	-
Net increase (decrease)		245,260	-
Units outstanding, beginning		-	-
Units outstanding, ending		245,260	-

* Date of Fund Inception into Variable Account: 10 /21 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$223,726
Cost of units redeemed/account charges			(2,225)
Net investment income (loss)			4,252
Net realized gain (loss)			(38)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(9,285)
Net assets			$216,430

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.88	245	$216	1.25%	-11.6%	12/31/2022	$0.89	0	$0	1.00%	-11.4%	12/31/2022	$0.89	0	$0	0.75%	-11.2%
12/31/2021	1.00	0	0	1.25%	-0.1%	12/31/2021	1.00	0	0	1.00%	-0.1%	12/31/2021	1.00	0	0	0.75%	0.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.89	0	$0	0.50%	-11.0%	12/31/2022	$0.89	0	$0	0.25%	-10.8%	12/31/2022	$0.90	0	$0	0.00%	-10.5%
12/31/2021	1.00	0	0	0.50%	0.0%	12/31/2021	1.00	0	0	0.25%	0.1%	12/31/2021	1.00	0	0	0.00%	0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	5.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Lg Cap Val R6 Class - 06-4XP

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,402,836	$1,455,458	31,900
Receivables: investments sold	-
Payables: investments purchased	(28,866)
Net assets	$1,373,970

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,373,970	1,337,362	$1.03
Band 100	-	-	1.03
Band 75	-	-	1.04
Band 50	-	-	1.04
Band 25	-	-	1.04
Band 0	-	-	1.05
Total	$1,373,970	1,337,362

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$25,031
Mortality & expense charges			(16,759)
Net investment income (loss)			8,272

Gain (loss) on investments:
Net realized gain (loss)			(21,891)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(29,514)
Net gain (loss)			(51,405)

Increase (decrease) in net assets from operations			$(43,133)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,272	$11,232
Net realized gain (loss)		(21,891)	3
Realized gain distributions		-	35,056
Net change in unrealized appreciation (depreciation)		(29,514)	(23,108)

Increase (decrease) in net assets from operations		(43,133)	23,183

Contract owner transactions:
Proceeds from units sold		751,250	952,419
Cost of units redeemed		(303,843)	(5,856)
Account charges		(50)	-
Increase (decrease)		447,357	946,563
Net increase (decrease)		404,224	969,746
Net assets, beginning		969,746	-
Net assets, ending		$1,373,970	$969,746

Units sold		719,938	928,843
Units redeemed		(305,838)	(5,581)
Net increase (decrease)		414,100	923,262
Units outstanding, beginning		923,262	-
Units outstanding, ending		1,337,362	923,262

* Date of Fund Inception into Variable Account: 6 /17 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,703,669
Cost of units redeemed/account charges			(309,749)
Net investment income (loss)			19,504
Net realized gain (loss)			(21,888)
Realized gain distributions			35,056
Net change in unrealized appreciation (depreciation)			(52,622)
Net assets			$1,373,970

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.03	1,337	$1,374	1.25%	-2.2%	12/31/2022	$1.03	0	$0	1.00%	-1.9%	12/31/2022	$1.04	0	$0	0.75%	-1.7%
12/31/2021	1.05	923	970	1.25%	5.0%	12/31/2021	1.05	0	0	1.00%	5.2%	12/31/2021	1.05	0	0	0.75%	5.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.04	0	$0	0.50%	-1.5%	12/31/2022	$1.04	0	$0	0.25%	-1.2%	12/31/2022	$1.05	0	$0	0.00%	-1.0%
12/31/2021	1.05	0	0	0.50%	5.5%	12/31/2021	1.06	0	0	0.25%	5.6%	12/31/2021	1.06	0	0	0.00%	5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.1%
2021	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Emerging Markets Equity Fund R3 Class - 06-016

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,987	$9,750	474
Receivables: investments sold	4
Payables: investments purchased	-
Net assets	$7,991

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,991	7,691	$1.04
Band 100	-	-	1.06
Band 75	-	-	1.09
Band 50	-	-	1.12
Band 25	-	-	1.14
Band 0	-	-	1.17
Total	$7,991	7,691

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(107)
Net investment income (loss)			(107)

Gain (loss) on investments:
Net realized gain (loss)			(789)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,485)
Net gain (loss)			(2,274)

Increase (decrease) in net assets from operations			$(2,381)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(107)	$(55)
Net realized gain (loss)		(789)	39
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(1,485)	(1,173)

Increase (decrease) in net assets from operations		(2,381)	(1,189)

Contract owner transactions:
Proceeds from units sold		4,577	11,736
Cost of units redeemed		(9,341)	(77)
Account charges		(3)	(2)
Increase (decrease)		(4,767)	11,657
Net increase (decrease)		(7,148)	10,468
Net assets, beginning		15,139	4,671
Net assets, ending		$7,991	$15,139

Units sold		3,961	7,755
Units redeemed		(7,156)	(53)
Net increase (decrease)		(3,195)	7,702
Units outstanding, beginning		10,886	3,184
Units outstanding, ending		7,691	10,886

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$81,615
Cost of units redeemed/account charges			(80,666)
Net investment income (loss)			(1,091)
Net realized gain (loss)			9,896
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,763)
Net assets			$7,991

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.04	8	$8	1.25%	-25.3%	12/31/2022	$1.06	0	$0	1.00%	-25.1%	12/31/2022	$1.09	0	$0	0.75%	-24.9%
12/31/2021	1.39	11	15	1.25%	-5.2%	12/31/2021	1.42	0	0	1.00%	-5.0%	12/31/2021	1.45	0	0	0.75%	-4.7%
12/31/2020	1.47	3	5	1.25%	11.2%	12/31/2020	1.49	0	0	1.00%	11.5%	12/31/2020	1.52	0	0	0.75%	11.7%
12/31/2019	1.32	2	2	1.25%	16.7%	12/31/2019	1.34	0	0	1.00%	17.0%	12/31/2019	1.36	0	0	0.75%	17.3%
12/31/2018	1.13	1	1	1.25%	-18.9%	12/31/2018	1.15	0	0	1.00%	-18.7%	12/31/2018	1.16	0	0	0.75%	-18.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.12	0	$0	0.50%	-24.7%	12/31/2022	$1.14	0	$0	0.25%	-24.5%	12/31/2022	$1.17	0	$0	0.00%	-24.3%
12/31/2021	1.48	0	0	0.50%	-4.5%	12/31/2021	1.51	0	0	0.25%	-4.3%	12/31/2021	1.55	0	0	0.00%	-4.0%
12/31/2020	1.55	0	0	0.50%	12.0%	12/31/2020	1.58	0	0	0.25%	12.3%	12/31/2020	1.61	0	0	0.00%	12.6%
12/31/2019	1.39	0	0	0.50%	17.6%	12/31/2019	1.41	0	0	0.25%	17.9%	12/31/2019	1.43	0	0	0.00%	18.2%
12/31/2018	1.18	0	0	0.50%	-18.3%	12/31/2018	1.19	0	0	0.25%	-18.1%	12/31/2018	1.21	0	0	0.00%	-17.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.9%
2020	0.0%
2019	1.3%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Focus Fund Advisor Class - 06-880

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$24,628	$32,519	1,222
Receivables: investments sold	-
Payables: investments purchased	(6)
Net assets	$24,622

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$19,000	1,429	$13.29
Band 100	5,622	403	13.95
Band 75	-	-	14.64
Band 50	-	-	15.36
Band 25	-	-	16.11
Band 0	-	-	16.92
Total	$24,622	1,832

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(399)
Net investment income (loss)			(399)

Gain (loss) on investments:
Net realized gain (loss)			(3,737)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(10,149)
Net gain (loss)			(13,886)

Increase (decrease) in net assets from operations			$(14,285)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(399)	$(422)
Net realized gain (loss)		(3,737)	595
Realized gain distributions		-	5,780
Net change in unrealized appreciation (depreciation)		(10,149)	(141)

Increase (decrease) in net assets from operations		(14,285)	5,812

Contract owner transactions:
Proceeds from units sold		15,205	-
Cost of units redeemed		(11,735)	(3,188)
Account charges		(20)	(37)
Increase (decrease)		3,450	(3,225)
Net increase (decrease)		(10,835)	2,587
Net assets, beginning		35,457	32,870
Net assets, ending		$24,622	$35,457

Units sold		861	(1)
Units redeemed		(804)	(169)
Net increase (decrease)		57	(170)
Units outstanding, beginning		1,775	1,945
Units outstanding, ending		1,832	1,775

* Date of Fund Inception into Variable Account: 12 /13 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$263,081
Cost of units redeemed/account charges			(284,314)
Net investment income (loss)			(3,936)
Net realized gain (loss)			(45,489)
Realized gain distributions			103,171
Net change in unrealized appreciation (depreciation)			(7,891)
Net assets			$24,622

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$13.29	1	$19	1.25%	-32.8%	12/31/2022	$13.95	0	$6	1.00%	-32.7%	12/31/2022	$14.64	0	$0	0.75%	-32.5%
12/31/2021	19.80	1	28	1.25%	18.3%	12/31/2021	20.72	0	7	1.00%	18.6%	12/31/2021	21.69	0	0	0.75%	18.9%
12/31/2020	16.74	2	25	1.25%	22.5%	12/31/2020	17.47	0	8	1.00%	22.8%	12/31/2020	18.24	0	0	0.75%	23.1%
12/31/2019	13.67	2	21	1.25%	26.3%	12/31/2019	14.23	1	7	1.00%	26.6%	12/31/2019	14.82	0	0	0.75%	26.9%
12/31/2018	10.82	5	53	1.25%	-10.3%	12/31/2018	11.24	1	7	1.00%	-10.0%	12/31/2018	11.68	0	0	0.75%	-9.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$15.36	0	$0	0.50%	-32.3%	12/31/2022	$16.11	0	$0	0.25%	-32.2%	12/31/2022	$16.92	0	$0	0.00%	-32.0%
12/31/2021	22.70	0	0	0.50%	19.2%	12/31/2021	23.76	0	0	0.25%	19.5%	12/31/2021	24.88	0	0	0.00%	19.8%
12/31/2020	19.05	0	0	0.50%	23.4%	12/31/2020	19.89	0	0	0.25%	23.7%	12/31/2020	20.77	0	0	0.00%	24.0%
12/31/2019	15.44	0	0	0.50%	27.3%	12/31/2019	16.08	0	0	0.25%	27.6%	12/31/2019	16.75	0	0	0.00%	27.9%
12/31/2018	12.13	0	0	0.50%	-9.6%	12/31/2018	12.60	0	0	0.25%	-9.4%	12/31/2018	13.10	0	0	0.00%	-9.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.1%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Northern Small Cap Value Fund R Class - 06-492

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$169,353	$189,129	9,370
Receivables: investments sold	-
Payables: investments purchased	(303)
Net assets	$169,050

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$169,050	74,299	$2.28
Band 100	-	-	2.34
Band 75	-	-	2.40
Band 50	-	-	2.47
Band 25	-	-	2.54
Band 0	-	-	2.61
Total	$169,050	74,299

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,402
Mortality & expense charges			(5,254)
Net investment income (loss)			(3,852)

Gain (loss) on investments:
Net realized gain (loss)			(139,100)
Realized gain distributions			7,921
Net change in unrealized appreciation (depreciation)			44,122
Net gain (loss)			(87,057)

Increase (decrease) in net assets from operations			$(90,909)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,852)	$(39,765)
Net realized gain (loss)		(139,100)	880,634
Realized gain distributions		7,921	133,863
Net change in unrealized appreciation (depreciation)		44,122	(55,982)

Increase (decrease) in net assets from operations		(90,909)	918,750

Contract owner transactions:
Proceeds from units sold		63,760	1,094,144
Cost of units redeemed		(819,309)	(6,236,413)
Account charges		(104)	(4,829)
Increase (decrease)		(755,653)	(5,147,098)
Net increase (decrease)		(846,562)	(4,228,348)
Net assets, beginning		1,015,612	5,243,960
Net assets, ending		$169,050	$1,015,612

Units sold		27,112	450,251
Units redeemed		(347,802)	(2,600,501)
Net increase (decrease)		(320,690)	(2,150,250)
Units outstanding, beginning		394,989	2,545,239
Units outstanding, ending		74,299	394,989

* Date of Fund Inception into Variable Account: 12 /15 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$12,550,899
Cost of units redeemed/account charges			(13,770,457)
Net investment income (loss)			(83,670)
Net realized gain (loss)			226,198
Realized gain distributions			1,265,856
Net change in unrealized appreciation (depreciation)			(19,776)
Net assets			$169,050

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.28	74	$169	1.25%	-11.5%	12/31/2022	$2.34	0	$0	1.00%	-11.3%	12/31/2022	$2.40	0	$0	0.75%	-11.1%
12/31/2021	2.57	395	1,016	1.25%	24.8%	12/31/2021	2.64	0	0	1.00%	25.1%	12/31/2021	2.70	0	0	0.75%	25.4%
12/31/2020	2.06	2,545	5,244	1.25%	-3.5%	12/31/2020	2.11	0	0	1.00%	-3.3%	12/31/2020	2.16	0	0	0.75%	-3.0%
12/31/2019	2.14	2,054	4,386	1.25%	20.8%	12/31/2019	2.18	0	0	1.00%	21.1%	12/31/2019	2.22	0	0	0.75%	21.4%
12/31/2018	1.77	2,063	3,649	1.25%	-14.8%	12/31/2018	1.80	0	0	1.00%	-14.5%	12/31/2018	1.83	0	0	0.75%	-14.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.47	0	$0	0.50%	-10.8%	12/31/2022	$2.54	0	$0	0.25%	-10.6%	12/31/2022	$2.61	0	$0	0.00%	-10.4%
12/31/2021	2.77	0	0	0.50%	25.7%	12/31/2021	2.84	0	0	0.25%	26.1%	12/31/2021	2.92	0	0	0.00%	26.4%
12/31/2020	2.20	0	0	0.50%	-2.8%	12/31/2020	2.26	0	0	0.25%	-2.5%	12/31/2020	2.31	0	0	0.00%	-2.3%
12/31/2019	2.27	0	0	0.50%	21.7%	12/31/2019	2.31	0	0	0.25%	22.0%	12/31/2019	2.36	0	0	0.00%	22.3%
12/31/2018	1.86	0	0	0.50%	-14.1%	12/31/2018	1.90	0	0	0.25%	-13.9%	12/31/2018	1.93	0	0	0.00%	-13.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.2%
2021	0.2%
2020	1.2%
2019	1.2%
2018	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Northern U.S. Quality ESG Fund - 06-49V (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.35
Band 100	-	-	1.36
Band 75	-	-	1.37
Band 50	-	-	1.38
Band 25	-	-	1.39
Band 0	-	-	1.40
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.35	0	$0	1.25%	-20.0%	12/31/2022	$1.36	0	$0	1.00%	-19.8%	12/31/2022	$1.37	0	$0	0.75%	-19.6%
12/31/2021	1.68	0	0	1.25%	29.8%	12/31/2021	1.69	0	0	1.00%	30.1%	12/31/2021	1.70	0	0	0.75%	30.4%
12/31/2020	1.30	0	0	1.25%	18.7%	12/31/2020	1.30	0	0	1.00%	19.0%	12/31/2020	1.30	0	0	0.75%	19.3%
12/31/2019	1.09	0	0	1.25%	9.2%	12/31/2019	1.09	0	0	1.00%	9.3%	12/31/2019	1.09	0	0	0.75%	9.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.38	0	$0	0.50%	-19.4%	12/31/2022	$1.39	0	$0	0.25%	-19.2%	12/31/2022	$1.40	0	$0	0.00%	-19.0%
12/31/2021	1.71	0	0	0.50%	30.7%	12/31/2021	1.72	0	0	0.25%	31.1%	12/31/2021	1.73	0	0	0.00%	31.4%
12/31/2020	1.31	0	0	0.50%	19.6%	12/31/2020	1.31	0	0	0.25%	19.9%	12/31/2020	1.32	0	0	0.00%	20.2%
12/31/2019	1.09	0	0	0.50%	9.5%	12/31/2019	1.10	0	0	0.25%	9.5%	12/31/2019	1.10	0	0	0.00%	9.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nuveen Small Cap Select Fund A Class - 06-239

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$20,133	$21,611	2,541
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$20,132

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$20,132	8,463	$2.38
Band 100	-	-	2.48
Band 75	-	-	2.58
Band 50	-	-	2.69
Band 25	-	-	2.80
Band 0	-	-	2.91
Total	$20,132	8,463

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$27
Mortality & expense charges			(102)
Net investment income (loss)			(75)

Gain (loss) on investments:
Net realized gain (loss)			(27)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,026)
Net gain (loss)			(1,053)

Increase (decrease) in net assets from operations			$(1,128)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(75)	$(311)
Net realized gain (loss)		(27)	13,948
Realized gain distributions		-	924
Net change in unrealized appreciation (depreciation)		(1,026)	(6,542)

Increase (decrease) in net assets from operations		(1,128)	8,019

Contract owner transactions:
Proceeds from units sold		15,422	5,581
Cost of units redeemed		-	(54,414)
Account charges		(6)	(97)
Increase (decrease)		15,416	(48,930)
Net increase (decrease)		14,288	(40,911)
Net assets, beginning		5,844	46,755
Net assets, ending		$20,132	$5,844

Units sold		6,523	1,998
Units redeemed		(2)	(19,131)
Net increase (decrease)		6,521	(17,133)
Units outstanding, beginning		1,942	19,075
Units outstanding, ending		8,463	1,942

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,128,517
Cost of units redeemed/account charges			(1,314,092)
Net investment income (loss)			(48,431)
Net realized gain (loss)			(39,577)
Realized gain distributions			295,193
Net change in unrealized appreciation (depreciation)			(1,478)
Net assets			$20,132

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.38	8	$20	1.25%	-21.0%	12/31/2022	$2.48	0	$0	1.00%	-20.8%	12/31/2022	$2.58	0	$0	0.75%	-20.6%
12/31/2021	3.01	2	6	1.25%	22.8%	12/31/2021	3.13	0	0	1.00%	23.1%	12/31/2021	3.25	0	0	0.75%	23.4%
12/31/2020	2.45	19	47	1.25%	16.9%	12/31/2020	2.54	0	0	1.00%	17.2%	12/31/2020	2.63	0	0	0.75%	17.5%
12/31/2019	2.10	5	10	1.25%	27.0%	12/31/2019	2.17	0	0	1.00%	27.4%	12/31/2019	2.24	0	0	0.75%	27.7%
12/31/2018	1.65	41	68	1.25%	-12.3%	12/31/2018	1.70	0	0	1.00%	-12.1%	12/31/2018	1.75	0	0	0.75%	-11.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.69	0	$0	0.50%	-20.4%	12/31/2022	$2.80	0	$0	0.25%	-20.2%	12/31/2022	$2.91	0	$0	0.00%	-20.0%
12/31/2021	3.37	0	0	0.50%	23.7%	12/31/2021	3.50	0	0	0.25%	24.0%	12/31/2021	3.64	0	0	0.00%	24.3%
12/31/2020	2.73	0	0	0.50%	17.7%	12/31/2020	2.82	0	0	0.25%	18.0%	12/31/2020	2.93	0	0	0.00%	18.3%
12/31/2019	2.32	0	0	0.50%	28.0%	12/31/2019	2.39	0	0	0.25%	28.3%	12/31/2019	2.47	0	0	0.00%	28.6%
12/31/2018	1.81	0	0	0.50%	-11.6%	12/31/2018	1.86	0	0	0.25%	-11.4%	12/31/2018	1.92	0	0	0.00%	-11.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.2%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nuveen Mid Cap Growth Opportunities Fund A Class - 06-237

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$185,047	$301,613	9,556
Receivables: investments sold	-
Payables: investments purchased	(32)
Net assets	$185,015

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$185,015	71,004	$2.61
Band 100	-	-	2.71
Band 75	-	-	2.83
Band 50	-	-	2.94
Band 25	-	-	3.06
Band 0	-	-	3.19
Total	$185,015	71,004

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,731)
Net investment income (loss)			(2,731)

Gain (loss) on investments:
Net realized gain (loss)			(70,002)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(31,291)
Net gain (loss)			(101,293)

Increase (decrease) in net assets from operations			$(104,024)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,731)	$(3,661)
Net realized gain (loss)		(70,002)	9,075
Realized gain distributions		-	95,985
Net change in unrealized appreciation (depreciation)		(31,291)	(85,845)

Increase (decrease) in net assets from operations		(104,024)	15,554

Contract owner transactions:
Proceeds from units sold		26,070	398,710
Cost of units redeemed		(97,755)	(122,630)
Account charges		(200)	(286)
Increase (decrease)		(71,885)	275,794
Net increase (decrease)		(175,909)	291,348
Net assets, beginning		360,924	69,576
Net assets, ending		$185,015	$360,924

Units sold		9,137	113,279
Units redeemed		(33,498)	(36,853)
Net increase (decrease)		(24,361)	76,426
Units outstanding, beginning		95,365	18,939
Units outstanding, ending		71,004	95,365

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$17,899,814
Cost of units redeemed/account charges			(18,537,493)
Net investment income (loss)			(225,956)
Net realized gain (loss)			(463,541)
Realized gain distributions			1,628,757
Net change in unrealized appreciation (depreciation)			(116,566)
Net assets			$185,015

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.61	71	$185	1.25%	-31.2%	12/31/2022	$2.71	0	$0	1.00%	-31.0%	12/31/2022	$2.83	0	$0	0.75%	-30.8%
12/31/2021	3.78	95	361	1.25%	3.0%	12/31/2021	3.93	0	0	1.00%	3.3%	12/31/2021	4.08	0	0	0.75%	3.5%
12/31/2020	3.67	19	70	1.25%	44.1%	12/31/2020	3.81	0	0	1.00%	44.5%	12/31/2020	3.94	0	0	0.75%	44.9%
12/31/2019	2.55	23	59	1.25%	31.7%	12/31/2019	2.63	0	0	1.00%	32.1%	12/31/2019	2.72	0	0	0.75%	32.4%
12/31/2018	1.93	291	563	1.25%	-10.3%	12/31/2018	1.99	0	0	1.00%	-10.0%	12/31/2018	2.06	0	0	0.75%	-9.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.94	0	$0	0.50%	-30.6%	12/31/2022	$3.06	0	$0	0.25%	-30.5%	12/31/2022	$3.19	0	$0	0.00%	-30.3%
12/31/2021	4.24	0	0	0.50%	3.8%	12/31/2021	4.41	0	0	0.25%	4.1%	12/31/2021	4.58	0	0	0.00%	4.3%
12/31/2020	4.09	0	0	0.50%	45.2%	12/31/2020	4.23	0	0	0.25%	45.6%	12/31/2020	4.39	0	0	0.00%	46.0%
12/31/2019	2.81	0	0	0.50%	32.7%	12/31/2019	2.91	0	0	0.25%	33.1%	12/31/2019	3.01	0	0	0.00%	33.4%
12/31/2018	2.12	0	0	0.50%	-9.6%	12/31/2018	2.19	0	0	0.25%	-9.4%	12/31/2018	2.25	0	0	0.00%	-9.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nuveen Real Estate Securities Fund R6 Class - 06-FYR

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,066,094	$2,879,866	141,047
Receivables: investments sold	-
Payables: investments purchased	(16,670)
Net assets	$2,049,424

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,049,424	1,801,994	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.17
Band 50	-	-	1.19
Band 25	-	-	1.20
Band 0	-	-	1.22
Total	$2,049,424	1,801,994

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$60,271
Mortality & expense charges			(28,588)
Net investment income (loss)			31,683

Gain (loss) on investments:
Net realized gain (loss)			(13,456)
Realized gain distributions			309,873
Net change in unrealized appreciation (depreciation)			(1,026,374)
Net gain (loss)			(729,957)

Increase (decrease) in net assets from operations			$(698,274)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$31,683	$21,442
Net realized gain (loss)		(13,456)	7,971
Realized gain distributions		309,873	318,694
Net change in unrealized appreciation (depreciation)		(1,026,374)	375,195

Increase (decrease) in net assets from operations		(698,274)	723,302

Contract owner transactions:
Proceeds from units sold		448,340	1,059,284
Cost of units redeemed		(375,042)	(888,647)
Account charges		(497)	(162)
Increase (decrease)		72,801	170,475
Net increase (decrease)		(625,473)	893,777
Net assets, beginning		2,674,897	1,781,120
Net assets, ending		$2,049,424	$2,674,897

Units sold		342,418	828,698
Units redeemed		(292,054)	(706,724)
Net increase (decrease)		50,364	121,974
Units outstanding, beginning		1,751,630	1,629,656
Units outstanding, ending		1,801,994	1,751,630

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$4,209,655
Cost of units redeemed/account charges			(2,209,230)
Net investment income (loss)			87,623
Net realized gain (loss)			(23,925)
Realized gain distributions			799,073
Net change in unrealized appreciation (depreciation)			(813,772)
Net assets			$2,049,424

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.14	1,802	$2,049	1.25%	-25.5%	12/31/2022	$1.15	0	$0	1.00%	-25.3%	12/31/2022	$1.17	0	$0	0.75%	-25.2%
12/31/2021	1.53	1,752	2,675	1.25%	39.7%	12/31/2021	1.54	0	0	1.00%	40.1%	12/31/2021	1.56	0	0	0.75%	40.4%
12/31/2020	1.09	1,630	1,781	1.25%	-7.1%	12/31/2020	1.10	0	0	1.00%	-6.9%	12/31/2020	1.11	0	0	0.75%	-6.7%
12/31/2019	1.18	1,521	1,789	1.25%	24.2%	12/31/2019	1.18	0	0	1.00%	24.5%	12/31/2019	1.19	0	0	0.75%	24.8%
12/31/2018	0.95	555	526	1.25%	-6.6%	12/31/2018	0.95	0	0	1.00%	-6.3%	12/31/2018	0.95	0	0	0.75%	-6.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.19	0	$0	0.50%	-25.0%	12/31/2022	$1.20	0	$0	0.25%	-24.8%	12/31/2022	$1.22	0	$0	0.00%	-24.6%
12/31/2021	1.58	0	0	0.50%	40.8%	12/31/2021	1.60	0	0	0.25%	41.1%	12/31/2021	1.62	0	0	0.00%	41.5%
12/31/2020	1.12	0	0	0.50%	-6.4%	12/31/2020	1.13	0	0	0.25%	-6.2%	12/31/2020	1.14	0	0	0.00%	-5.9%
12/31/2019	1.20	0	0	0.50%	25.1%	12/31/2019	1.21	0	0	0.25%	25.4%	12/31/2019	1.21	0	0	0.00%	25.7%
12/31/2018	0.96	0	0	0.50%	-5.9%	12/31/2018	0.96	0	0	0.25%	-5.6%	12/31/2018	0.97	0	0	0.00%	-5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.6%
2021	2.2%
2020	2.1%
2019	2.4%
2018	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nuveen Small Cap Value Fund R6 Class - 06-FYT

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$394,943	$329,814	15,075
Receivables: investments sold	187
Payables: investments purchased	-
Net assets	$395,130

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$395,130	361,105	$1.09
Band 100	-	-	1.11
Band 75	-	-	1.12
Band 50	-	-	1.14
Band 25	-	-	1.16
Band 0	-	-	1.17
Total	$395,130	361,105

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$5,398
Mortality & expense charges			(5,073)
Net investment income (loss)			325

Gain (loss) on investments:
Net realized gain (loss)			6,185
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(65,533)
Net gain (loss)			(59,348)

Increase (decrease) in net assets from operations			$(59,023)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$325	$(4,136)
Net realized gain (loss)		6,185	132,627
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(65,533)	35,208

Increase (decrease) in net assets from operations		(59,023)	163,699

Contract owner transactions:
Proceeds from units sold		42,089	114,391
Cost of units redeemed		(20,948)	(416,307)
Account charges		-	(5)
Increase (decrease)		21,141	(301,921)
Net increase (decrease)		(37,882)	(138,222)
Net assets, beginning		433,012	571,234
Net assets, ending		$395,130	$433,012

Units sold		37,055	98,027
Units redeemed		(18,681)	(360,583)
Net increase (decrease)		18,374	(262,556)
Units outstanding, beginning		342,731	605,287
Units outstanding, ending		361,105	342,731

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,125,587
Cost of units redeemed/account charges			(877,672)
Net investment income (loss)			(6,504)
Net realized gain (loss)			77,080
Realized gain distributions			11,510
Net change in unrealized appreciation (depreciation)			65,129
Net assets			$395,130

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.09	361	$395	1.25%	-13.4%	12/31/2022	$1.11	0	$0	1.00%	-13.2%	12/31/2022	$1.12	0	$0	0.75%	-13.0%
12/31/2021	1.26	343	433	1.25%	33.9%	12/31/2021	1.28	0	0	1.00%	34.2%	12/31/2021	1.29	0	0	0.75%	34.5%
12/31/2020	0.94	605	571	1.25%	-5.2%	12/31/2020	0.95	0	0	1.00%	-5.0%	12/31/2020	0.96	0	0	0.75%	-4.7%
12/31/2019	1.00	316	315	1.25%	16.1%	12/31/2019	1.00	0	0	1.00%	16.4%	12/31/2019	1.01	0	0	0.75%	16.6%
12/31/2018	0.86	468	402	1.25%	-21.5%	12/31/2018	0.86	0	0	1.00%	-21.3%	12/31/2018	0.86	0	0	0.75%	-21.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.14	0	$0	0.50%	-12.7%	12/31/2022	$1.16	0	$0	0.25%	-12.5%	12/31/2022	$1.17	0	$0	0.00%	-12.3%
12/31/2021	1.31	0	0	0.50%	34.9%	12/31/2021	1.32	0	0	0.25%	35.2%	12/31/2021	1.34	0	0	0.00%	35.6%
12/31/2020	0.97	0	0	0.50%	-4.5%	12/31/2020	0.98	0	0	0.25%	-4.2%	12/31/2020	0.99	0	0	0.00%	-4.0%
12/31/2019	1.01	0	0	0.50%	16.9%	12/31/2019	1.02	0	0	0.25%	17.2%	12/31/2019	1.03	0	0	0.00%	17.5%
12/31/2018	0.87	0	0	0.50%	-20.9%	12/31/2018	0.87	0	0	0.25%	-20.7%	12/31/2018	0.87	0	0	0.00%	-20.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.3%
2021	0.5%
2020	0.9%
2019	1.0%
2018	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nuveen Mid Cap Growth Opportunities Fund R6 Class - 06-3KX (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.20
Band 100	-	-	1.21
Band 75	-	-	1.23
Band 50	-	-	1.24
Band 25	-	-	1.25
Band 0	-	-	1.27
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.20	0	$0	1.25%	-30.9%	12/31/2022	$1.21	0	$0	1.00%	-30.8%	12/31/2022	$1.23	0	$0	0.75%	-30.6%
12/31/2021	1.74	0	0	1.25%	3.4%	12/31/2021	1.75	0	0	1.00%	3.6%	12/31/2021	1.77	0	0	0.75%	3.9%
12/31/2020	1.68	0	0	1.25%	44.6%	12/31/2020	1.69	0	0	1.00%	45.0%	12/31/2020	1.70	0	0	0.75%	45.3%
12/31/2019	1.16	0	0	1.25%	32.3%	12/31/2019	1.17	0	0	1.00%	32.6%	12/31/2019	1.17	0	0	0.75%	32.9%
12/31/2018	0.88	0	0	1.25%	-12.0%	12/31/2018	0.88	0	0	1.00%	-12.0%	12/31/2018	0.88	0	0	0.75%	-12.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.24	0	$0	0.50%	-30.4%	12/31/2022	$1.25	0	$0	0.25%	-30.2%	12/31/2022	$1.27	0	$0	0.00%	-30.1%
12/31/2021	1.78	0	0	0.50%	4.2%	12/31/2021	1.80	0	0	0.25%	4.4%	12/31/2021	1.81	0	0	0.00%	4.7%
12/31/2020	1.71	0	0	0.50%	45.7%	12/31/2020	1.72	0	0	0.25%	46.1%	12/31/2020	1.73	0	0	0.00%	46.4%
12/31/2019	1.17	0	0	0.50%	33.3%	12/31/2019	1.18	0	0	0.25%	33.6%	12/31/2019	1.18	0	0	0.00%	33.9%
12/31/2018	0.88	0	0	0.50%	-11.9%	12/31/2018	0.88	0	0	0.25%	-11.9%	12/31/2018	0.88	0	0	0.00%	-11.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nuveen Mid Cap Value Fund R6 Class - 06-3JK

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$235,488	$265,448	5,004
Receivables: investments sold	146
Payables: investments purchased	-
Net assets	$235,634

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$235,634	193,017	$1.22
Band 100	-	-	1.23
Band 75	-	-	1.25
Band 50	-	-	1.26
Band 25	-	-	1.27
Band 0	-	-	1.29
Total	$235,634	193,017

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$3,590
Mortality & expense charges			(2,633)
Net investment income (loss)			957

Gain (loss) on investments:
Net realized gain (loss)			(628)
Realized gain distributions			11,463
Net change in unrealized appreciation (depreciation)			(39,058)
Net gain (loss)			(28,223)

Increase (decrease) in net assets from operations			$(27,266)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$957	$391
Net realized gain (loss)		(628)	50
Realized gain distributions		11,463	8,521
Net change in unrealized appreciation (depreciation)		(39,058)	9,098

Increase (decrease) in net assets from operations		(27,266)	18,060

Contract owner transactions:
Proceeds from units sold		84,737	179,641
Cost of units redeemed		(18,687)	(849)
Account charges		(2)	-
Increase (decrease)		66,048	178,792
Net increase (decrease)		38,782	196,852
Net assets, beginning		196,852	-
Net assets, ending		$235,634	$196,852

Units sold		64,993	143,483
Units redeemed		(14,792)	(667)
Net increase (decrease)		50,201	142,816
Units outstanding, beginning		142,816	-
Units outstanding, ending		193,017	142,816

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$264,378
Cost of units redeemed/account charges			(19,538)
Net investment income (loss)			1,348
Net realized gain (loss)			(578)
Realized gain distributions			19,984
Net change in unrealized appreciation (depreciation)			(29,960)
Net assets			$235,634

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.22	193	$236	1.25%	-11.4%	12/31/2022	$1.23	0	$0	1.00%	-11.2%	12/31/2022	$1.25	0	$0	0.75%	-11.0%
12/31/2021	1.38	143	197	1.25%	35.4%	12/31/2021	1.39	0	0	1.00%	35.7%	12/31/2021	1.40	0	0	0.75%	36.0%
12/31/2020	1.02	0	0	1.25%	0.3%	12/31/2020	1.02	0	0	1.00%	0.5%	12/31/2020	1.03	0	0	0.75%	0.8%
12/31/2019	1.02	0	0	1.25%	25.6%	12/31/2019	1.02	0	0	1.00%	25.9%	12/31/2019	1.02	0	0	0.75%	26.2%
12/31/2018	0.81	0	0	1.25%	-19.2%	12/31/2018	0.81	0	0	1.00%	-19.1%	12/31/2018	0.81	0	0	0.75%	-19.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.26	0	$0	0.50%	-10.8%	12/31/2022	$1.27	0	$0	0.25%	-10.5%	12/31/2022	$1.29	0	$0	0.00%	-10.3%
12/31/2021	1.41	0	0	0.50%	36.4%	12/31/2021	1.42	0	0	0.25%	36.7%	12/31/2021	1.44	0	0	0.00%	37.1%
12/31/2020	1.04	0	0	0.50%	1.0%	12/31/2020	1.04	0	0	0.25%	1.3%	12/31/2020	1.05	0	0	0.00%	1.5%
12/31/2019	1.03	0	0	0.50%	26.6%	12/31/2019	1.03	0	0	0.25%	26.9%	12/31/2019	1.03	0	0	0.00%	27.2%
12/31/2018	0.81	0	0	0.50%	-19.0%	12/31/2018	0.81	0	0	0.25%	-18.9%	12/31/2018	0.81	0	0	0.00%	-18.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.7%
2021	1.2%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nuveen Mid Cap Value Fund A Class - 06-234

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$405,148	$465,675	8,704
Receivables: investments sold	1,279
Payables: investments purchased	-
Net assets	$406,427

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$406,427	168,300	$2.41
Band 100	-	-	2.51
Band 75	-	-	2.62
Band 50	-	-	2.73
Band 25	-	-	2.84
Band 0	-	-	2.96
Total	$406,427	168,300

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$4,420
Mortality & expense charges			(5,155)
Net investment income (loss)			(735)

Gain (loss) on investments:
Net realized gain (loss)			(5,455)
Realized gain distributions			19,991
Net change in unrealized appreciation (depreciation)			(73,687)
Net gain (loss)			(59,151)

Increase (decrease) in net assets from operations			$(59,886)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(735)	$(2,428)
Net realized gain (loss)		(5,455)	92,057
Realized gain distributions		19,991	17,010
Net change in unrealized appreciation (depreciation)		(73,687)	(14,296)

Increase (decrease) in net assets from operations		(59,886)	92,343

Contract owner transactions:
Proceeds from units sold		190,134	419,719
Cost of units redeemed		(94,344)	(385,559)
Account charges		(398)	(496)
Increase (decrease)		95,392	33,664
Net increase (decrease)		35,506	126,007
Net assets, beginning		370,921	244,914
Net assets, ending		$406,427	$370,921

Units sold		71,426	168,625
Units redeemed		(38,677)	(153,710)
Net increase (decrease)		32,749	14,915
Units outstanding, beginning		135,551	120,636
Units outstanding, ending		168,300	135,551

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,144,853
Cost of units redeemed/account charges			(2,037,842)
Net investment income (loss)			(22,577)
Net realized gain (loss)			229,121
Realized gain distributions			153,399
Net change in unrealized appreciation (depreciation)			(60,527)
Net assets			$406,427

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.41	168	$406	1.25%	-11.7%	12/31/2022	$2.51	0	$0	1.00%	-11.5%	12/31/2022	$2.62	0	$0	0.75%	-11.3%
12/31/2021	2.74	136	371	1.25%	34.8%	12/31/2021	2.84	0	0	1.00%	35.1%	12/31/2021	2.95	0	0	0.75%	35.5%
12/31/2020	2.03	121	245	1.25%	-0.1%	12/31/2020	2.10	0	0	1.00%	0.2%	12/31/2020	2.18	0	0	0.75%	0.4%
12/31/2019	2.03	646	1,313	1.25%	25.1%	12/31/2019	2.10	0	0	1.00%	25.4%	12/31/2019	2.17	0	0	0.75%	25.7%
12/31/2018	1.62	553	898	1.25%	-14.0%	12/31/2018	1.67	0	0	1.00%	-13.8%	12/31/2018	1.73	0	0	0.75%	-13.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.73	0	$0	0.50%	-11.1%	12/31/2022	$2.84	0	$0	0.25%	-10.9%	12/31/2022	$2.96	0	$0	0.00%	-10.6%
12/31/2021	3.07	0	0	0.50%	35.8%	12/31/2021	3.19	0	0	0.25%	36.1%	12/31/2021	3.31	0	0	0.00%	36.5%
12/31/2020	2.26	0	0	0.50%	0.7%	12/31/2020	2.34	0	0	0.25%	0.9%	12/31/2020	2.42	0	0	0.00%	1.2%
12/31/2019	2.24	0	0	0.50%	26.1%	12/31/2019	2.32	0	0	0.25%	26.4%	12/31/2019	2.40	0	0	0.00%	26.7%
12/31/2018	1.78	0	0	0.50%	-13.4%	12/31/2018	1.83	0	0	0.25%	-13.1%	12/31/2018	1.89	0	0	0.00%	-12.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.1%
2021	0.8%
2020	0.3%
2019	1.1%
2018	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nuveen Real Estate Securities Fund A Class - 06-324

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$229,389	$333,353	16,504
Receivables: investments sold	852
Payables: investments purchased	-
Net assets	$230,241

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$226,629	87,581	$2.59
Band 100	3,612	1,351	2.67
Band 75	-	-	2.76
Band 50	-	-	2.85
Band 25	-	-	2.95
Band 0	-	-	3.05
Total	$230,241	88,932

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$6,078
Mortality & expense charges			(3,517)
Net investment income (loss)			2,561

Gain (loss) on investments:
Net realized gain (loss)			(9,609)
Realized gain distributions			35,518
Net change in unrealized appreciation (depreciation)			(109,588)
Net gain (loss)			(83,679)

Increase (decrease) in net assets from operations			$(81,118)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,561	$1,308
Net realized gain (loss)		(9,609)	(1,986)
Realized gain distributions		35,518	35,895
Net change in unrealized appreciation (depreciation)		(109,588)	19,001

Increase (decrease) in net assets from operations		(81,118)	54,218

Contract owner transactions:
Proceeds from units sold		80,078	253,161
Cost of units redeemed		(71,131)	(178,861)
Account charges		(511)	(410)
Increase (decrease)		8,436	73,890
Net increase (decrease)		(72,682)	128,108
Net assets, beginning		302,923	174,815
Net assets, ending		$230,241	$302,923

Units sold		25,734	83,936
Units redeemed		(23,615)	(66,908)
Net increase (decrease)		2,119	17,028
Units outstanding, beginning		86,813	69,785
Units outstanding, ending		88,932	86,813

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$5,282,659
Cost of units redeemed/account charges			(5,539,646)
Net investment income (loss)			100,920
Net realized gain (loss)			(37,457)
Realized gain distributions			527,729
Net change in unrealized appreciation (depreciation)			(103,964)
Net assets			$230,241

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.59	88	$227	1.25%	-25.8%	12/31/2022	$2.67	1	$4	1.00%	-25.6%	12/31/2022	$2.76	0	$0	0.75%	-25.4%
12/31/2021	3.49	85	298	1.25%	39.2%	12/31/2021	3.59	1	5	1.00%	39.6%	12/31/2021	3.70	0	0	0.75%	39.9%
12/31/2020	2.51	70	175	1.25%	-7.5%	12/31/2020	2.58	0	0	1.00%	-7.3%	12/31/2020	2.65	0	0	0.75%	-7.1%
12/31/2019	2.71	224	607	1.25%	23.7%	12/31/2019	2.78	0	0	1.00%	24.0%	12/31/2019	2.85	0	0	0.75%	24.3%
12/31/2018	2.19	275	602	1.25%	-7.0%	12/31/2018	2.24	0	0	1.00%	-6.7%	12/31/2018	2.29	0	0	0.75%	-6.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.85	0	$0	0.50%	-25.2%	12/31/2022	$2.95	0	$0	0.25%	-25.1%	12/31/2022	$3.05	0	$0	0.00%	-24.9%
12/31/2021	3.82	0	0	0.50%	40.3%	12/31/2021	3.93	0	0	0.25%	40.6%	12/31/2021	4.05	0	0	0.00%	41.0%
12/31/2020	2.72	0	0	0.50%	-6.8%	12/31/2020	2.80	0	0	0.25%	-6.6%	12/31/2020	2.88	0	0	0.00%	-6.4%
12/31/2019	2.92	0	0	0.50%	24.6%	12/31/2019	3.00	0	0	0.25%	24.9%	12/31/2019	3.07	0	0	0.00%	25.2%
12/31/2018	2.34	0	0	0.50%	-6.2%	12/31/2018	2.40	0	0	0.25%	-6.0%	12/31/2018	2.45	0	0	0.00%	-5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.3%
2021	1.6%
2020	1.4%
2019	2.8%
2018	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nuveen Dividend Value Fund A Class - 06-892 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.55
Band 100	-	-	1.58
Band 75	-	-	1.61
Band 50	-	-	1.64
Band 25	-	-	1.68
Band 0	-	-	1.71
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /12 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.55	0	$0	1.25%	-7.6%	12/31/2022	$1.58	0	$0	1.00%	-7.3%	12/31/2022	$1.61	0	$0	0.75%	-7.1%
12/31/2021	1.67	0	0	1.25%	24.0%	12/31/2021	1.70	0	0	1.00%	24.3%	12/31/2021	1.73	0	0	0.75%	24.6%
12/31/2020	1.35	0	0	1.25%	-5.7%	12/31/2020	1.37	0	0	1.00%	-5.5%	12/31/2020	1.39	0	0	0.75%	-5.2%
12/31/2019	1.43	0	0	1.25%	24.6%	12/31/2019	1.45	0	0	1.00%	24.9%	12/31/2019	1.47	0	0	0.75%	25.2%
12/31/2018	1.15	0	0	1.25%	-10.5%	12/31/2018	1.16	0	0	1.00%	-10.3%	12/31/2018	1.17	0	0	0.75%	-10.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.64	0	$0	0.50%	-6.9%	12/31/2022	$1.68	0	$0	0.25%	-6.6%	12/31/2022	$1.71	0	$0	0.00%	-6.4%
12/31/2021	1.76	0	0	0.50%	24.9%	12/31/2021	1.80	0	0	0.25%	25.3%	12/31/2021	1.83	0	0	0.00%	25.6%
12/31/2020	1.41	0	0	0.50%	-5.0%	12/31/2020	1.43	0	0	0.25%	-4.7%	12/31/2020	1.46	0	0	0.00%	-4.5%
12/31/2019	1.49	0	0	0.50%	25.5%	12/31/2019	1.51	0	0	0.25%	25.8%	12/31/2019	1.52	0	0	0.00%	26.1%
12/31/2018	1.18	0	0	0.50%	-9.8%	12/31/2018	1.20	0	0	0.25%	-9.6%	12/31/2018	1.21	0	0	0.00%	-9.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nuveen Small Cap Value Fund A Class - 06-242

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$457,614	$503,054	18,211
Receivables: investments sold	34
Payables: investments purchased	-
Net assets	$457,648

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$290,394	139,903	$2.08
Band 100	-	-	2.16
Band 75	-	-	2.25
Band 50	167,254	71,364	2.34
Band 25	-	-	2.44
Band 0	-	-	2.54
Total	$457,648	211,267

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$4,393
Mortality & expense charges			(5,107)
Net investment income (loss)			(714)

Gain (loss) on investments:
Net realized gain (loss)			(5,058)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(67,105)
Net gain (loss)			(72,163)

Increase (decrease) in net assets from operations			$(72,877)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(714)	$(711)
Net realized gain (loss)		(5,058)	8,228
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(67,105)	23,410

Increase (decrease) in net assets from operations		(72,877)	30,927

Contract owner transactions:
Proceeds from units sold		107,058	617,738
Cost of units redeemed		(97,395)	(210,150)
Account charges		(203)	(102)
Increase (decrease)		9,460	407,486
Net increase (decrease)		(63,417)	438,413
Net assets, beginning		521,065	82,652
Net assets, ending		$457,648	$521,065

Units sold		45,677	272,456
Units redeemed		(43,508)	(109,153)
Net increase (decrease)		2,169	163,303
Units outstanding, beginning		209,098	45,795
Units outstanding, ending		211,267	209,098

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,366,273
Cost of units redeemed/account charges			(913,268)
Net investment income (loss)			(11,189)
Net realized gain (loss)			50,469
Realized gain distributions			10,803
Net change in unrealized appreciation (depreciation)			(45,440)
Net assets			$457,648

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.08	140	$290	1.25%	-13.7%	12/31/2022	$2.16	0	$0	1.00%	-13.5%	12/31/2022	$2.25	0	$0	0.75%	-13.3%
12/31/2021	2.41	147	355	1.25%	33.3%	12/31/2021	2.50	0	0	1.00%	33.7%	12/31/2021	2.60	0	0	0.75%	34.0%
12/31/2020	1.80	46	83	1.25%	-5.6%	12/31/2020	1.87	0	0	1.00%	-5.4%	12/31/2020	1.94	0	0	0.75%	-5.2%
12/31/2019	1.91	59	112	1.25%	15.5%	12/31/2019	1.98	0	0	1.00%	15.8%	12/31/2019	2.04	0	0	0.75%	16.1%
12/31/2018	1.66	99	164	1.25%	-21.8%	12/31/2018	1.71	0	0	1.00%	-21.6%	12/31/2018	1.76	0	0	0.75%	-21.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.34	71	$167	0.50%	-13.1%	12/31/2022	$2.44	0	$0	0.25%	-12.9%	12/31/2022	$2.54	0	$0	0.00%	-12.7%
12/31/2021	2.70	62	166	0.50%	34.3%	12/31/2021	2.80	0	0	0.25%	34.7%	12/31/2021	2.91	0	0	0.00%	35.0%
12/31/2020	2.01	0	0	0.50%	-4.9%	12/31/2020	2.08	0	0	0.25%	-4.7%	12/31/2020	2.16	0	0	0.00%	-4.4%
12/31/2019	2.11	0	0	0.50%	16.4%	12/31/2019	2.18	0	0	0.25%	16.7%	12/31/2019	2.26	0	0	0.00%	17.0%
12/31/2018	1.81	0	0	0.50%	-21.2%	12/31/2018	1.87	0	0	0.25%	-21.0%	12/31/2018	1.93	0	0	0.00%	-20.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.9%
2021	0.9%
2020	0.3%
2019	0.7%
2018	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Oakmark Equity and Income Fund I Class - 06-725 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.98
Band 100	-	-	2.06
Band 75	-	-	2.13
Band 50	-	-	2.21
Band 25	-	-	2.30
Band 0	-	-	2.38
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.98	0	$0	1.25%	-14.0%	12/31/2022	$2.06	0	$0	1.00%	-13.8%	12/31/2022	$2.13	0	$0	0.75%	-13.6%
12/31/2021	2.31	0	0	1.25%	20.0%	12/31/2021	2.39	0	0	1.00%	20.3%	12/31/2021	2.47	0	0	0.75%	20.6%
12/31/2020	1.92	0	0	1.25%	7.3%	12/31/2020	1.98	0	0	1.00%	7.6%	12/31/2020	2.05	0	0	0.75%	7.9%
12/31/2019	1.79	0	0	1.25%	17.8%	12/31/2019	1.84	0	0	1.00%	18.1%	12/31/2019	1.90	0	0	0.75%	18.4%
12/31/2018	1.52	0	0	1.25%	-9.5%	12/31/2018	1.56	0	0	1.00%	-9.2%	12/31/2018	1.60	0	0	0.75%	-9.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.21	0	$0	0.50%	-13.4%	12/31/2022	$2.30	0	$0	0.25%	-13.1%	12/31/2022	$2.38	0	$0	0.00%	-12.9%
12/31/2021	2.56	0	0	0.50%	20.9%	12/31/2021	2.64	0	0	0.25%	21.2%	12/31/2021	2.74	0	0	0.00%	21.6%
12/31/2020	2.11	0	0	0.50%	8.1%	12/31/2020	2.18	0	0	0.25%	8.4%	12/31/2020	2.25	0	0	0.00%	8.7%
12/31/2019	1.95	0	0	0.50%	18.7%	12/31/2019	2.01	0	0	0.25%	19.0%	12/31/2019	2.07	0	0	0.00%	19.3%
12/31/2018	1.65	0	0	0.50%	-8.8%	12/31/2018	1.69	0	0	0.25%	-8.6%	12/31/2018	1.74	0	0	0.00%	-8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Oakmark Equity and Income Fund Institutional Class - 06-3XM (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.23
Band 100	-	-	1.24
Band 75	-	-	1.25
Band 50	-	-	1.26
Band 25	-	-	1.27
Band 0	-	-	1.29
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$300,673
Cost of units redeemed/account charges			(284,401)
Net investment income (loss)			1,455
Net realized gain (loss)			(28,072)
Realized gain distributions			10,345
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.23	0	$0	1.25%	-13.8%	12/31/2022	$1.24	0	$0	1.00%	-13.6%	12/31/2022	$1.25	0	$0	0.75%	-13.4%
12/31/2021	1.43	0	0	1.25%	20.3%	12/31/2021	1.44	0	0	1.00%	20.6%	12/31/2021	1.44	0	0	0.75%	20.9%
12/31/2020	1.19	0	0	1.25%	7.6%	12/31/2020	1.19	0	0	1.00%	7.8%	12/31/2020	1.19	0	0	0.75%	8.1%
12/31/2019	1.10	139	154	1.25%	10.2%	12/31/2019	1.10	0	0	1.00%	10.3%	12/31/2019	1.11	0	0	0.75%	10.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.26	0	$0	0.50%	-13.1%	12/31/2022	$1.27	0	$0	0.25%	-12.9%	12/31/2022	$1.29	0	$0	0.00%	-12.7%
12/31/2021	1.45	0	0	0.50%	21.2%	12/31/2021	1.46	0	0	0.25%	21.5%	12/31/2021	1.47	0	0	0.00%	21.8%
12/31/2020	1.20	0	0	0.50%	8.4%	12/31/2020	1.20	0	0	0.25%	8.6%	12/31/2020	1.21	0	0	0.00%	8.9%
12/31/2019	1.11	0	0	0.50%	10.7%	12/31/2019	1.11	0	0	0.25%	10.8%	12/31/2019	1.11	0	0	0.00%	11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	3.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Global Y Class - 06-752

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$618,382	$731,619	8,223
Receivables: investments sold	371
Payables: investments purchased	-
Net assets	$618,753

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$618,753	301,203	$2.05
Band 100	-	-	2.11
Band 75	-	-	2.16
Band 50	-	-	2.22
Band 25	-	-	2.27
Band 0	-	-	2.33
Total	$618,753	301,203

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(10,288)
Net investment income (loss)			(10,288)

Gain (loss) on investments:
Net realized gain (loss)			38,935
Realized gain distributions			79,719
Net change in unrealized appreciation (depreciation)			(511,850)
Net gain (loss)			(393,196)

Increase (decrease) in net assets from operations			$(403,484)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(10,288)	$(17,328)
Net realized gain (loss)		38,935	105,768
Realized gain distributions		79,719	89,730
Net change in unrealized appreciation (depreciation)		(511,850)	6,996

Increase (decrease) in net assets from operations		(403,484)	185,166

Contract owner transactions:
Proceeds from units sold		44,530	63,574
Cost of units redeemed		(354,242)	(358,484)
Account charges		(195)	(350)
Increase (decrease)		(309,907)	(295,260)
Net increase (decrease)		(713,391)	(110,094)
Net assets, beginning		1,332,144	1,442,238
Net assets, ending		$618,753	$1,332,144

Units sold		78,761	22,213
Units redeemed		(213,183)	(125,158)
Net increase (decrease)		(134,422)	(102,945)
Units outstanding, beginning		435,625	538,570
Units outstanding, ending		301,203	435,625

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$3,555,063
Cost of units redeemed/account charges			(3,720,809)
Net investment income (loss)			(75,450)
Net realized gain (loss)			437,277
Realized gain distributions			535,909
Net change in unrealized appreciation (depreciation)			(113,237)
Net assets			$618,753

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.05	301	$619	1.25%	-32.8%	12/31/2022	$2.11	0	$0	1.00%	-32.7%	12/31/2022	$2.16	0	$0	0.75%	-32.5%
12/31/2021	3.06	436	1,332	1.25%	14.2%	12/31/2021	3.13	0	0	1.00%	14.5%	12/31/2021	3.20	0	0	0.75%	14.8%
12/31/2020	2.68	539	1,442	1.25%	26.3%	12/31/2020	2.73	0	0	1.00%	26.6%	12/31/2020	2.79	0	0	0.75%	26.9%
12/31/2019	2.12	853	1,808	1.25%	30.2%	12/31/2019	2.16	0	0	1.00%	30.6%	12/31/2019	2.20	0	0	0.75%	30.9%
12/31/2018	1.63	732	1,192	1.25%	-14.4%	12/31/2018	1.65	0	0	1.00%	-14.2%	12/31/2018	1.68	0	0	0.75%	-14.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.22	0	$0	0.50%	-32.3%	12/31/2022	$2.27	0	$0	0.25%	-32.1%	12/31/2022	$2.33	0	$0	0.00%	-32.0%
12/31/2021	3.27	0	0	0.50%	15.1%	12/31/2021	3.35	0	0	0.25%	15.3%	12/31/2021	3.43	0	0	0.00%	15.6%
12/31/2020	2.85	0	0	0.50%	27.3%	12/31/2020	2.90	0	0	0.25%	27.6%	12/31/2020	2.96	0	0	0.00%	27.9%
12/31/2019	2.24	0	0	0.50%	31.2%	12/31/2019	2.28	0	0	0.25%	31.5%	12/31/2019	2.32	0	0	0.00%	31.9%
12/31/2018	1.70	0	0	0.50%	-13.8%	12/31/2018	1.73	0	0	0.25%	-13.6%	12/31/2018	1.76	0	0	0.00%	-13.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.6%
2018	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Global Ops A Class - 06-556

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$801,329	$1,101,392	18,520
Receivables: investments sold	587
Payables: investments purchased	-
Net assets	$801,916

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$801,916	404,040	$1.98
Band 100	-	-	2.05
Band 75	-	-	2.11
Band 50	-	-	2.17
Band 25	-	-	2.24
Band 0	-	-	2.31
Total	$801,916	404,040

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(12,041)
Net investment income (loss)			(12,041)

Gain (loss) on investments:
Net realized gain (loss)			(31,128)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(571,791)
Net gain (loss)			(602,919)

Increase (decrease) in net assets from operations			$(614,960)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(12,041)	$(22,469)
Net realized gain (loss)		(31,128)	104,333
Realized gain distributions		-	82,619
Net change in unrealized appreciation (depreciation)		(571,791)	(179,029)

Increase (decrease) in net assets from operations		(614,960)	(14,546)

Contract owner transactions:
Proceeds from units sold		74,941	316,867
Cost of units redeemed		(285,773)	(410,523)
Account charges		(94)	(25)
Increase (decrease)		(210,926)	(93,681)
Net increase (decrease)		(825,886)	(108,227)
Net assets, beginning		1,627,802	1,736,029
Net assets, ending		$801,916	$1,627,802

Units sold		33,333	89,390
Units redeemed		(102,078)	(115,178)
Net increase (decrease)		(68,745)	(25,788)
Units outstanding, beginning		472,785	498,573
Units outstanding, ending		404,040	472,785

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$4,514,251
Cost of units redeemed/account charges			(4,507,831)
Net investment income (loss)			(131,925)
Net realized gain (loss)			724,825
Realized gain distributions			502,659
Net change in unrealized appreciation (depreciation)			(300,063)
Net assets			$801,916

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.98	404	$802	1.25%	-42.4%	12/31/2022	$2.05	0	$0	1.00%	-42.2%	12/31/2022	$2.11	0	$0	0.75%	-42.1%
12/31/2021	3.44	473	1,628	1.25%	-1.1%	12/31/2021	3.54	0	0	1.00%	-0.9%	12/31/2021	3.64	0	0	0.75%	-0.6%
12/31/2020	3.48	499	1,736	1.25%	37.9%	12/31/2020	3.57	0	0	1.00%	38.2%	12/31/2020	3.66	0	0	0.75%	38.5%
12/31/2019	2.53	507	1,282	1.25%	26.2%	12/31/2019	2.58	0	0	1.00%	26.5%	12/31/2019	2.64	0	0	0.75%	26.8%
12/31/2018	2.00	491	983	1.25%	-19.1%	12/31/2018	2.04	0	0	1.00%	-18.9%	12/31/2018	2.09	0	0	0.75%	-18.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.17	0	$0	0.50%	-41.9%	12/31/2022	$2.24	0	$0	0.25%	-41.8%	12/31/2022	$2.31	0	$0	0.00%	-41.6%
12/31/2021	3.74	0	0	0.50%	-0.4%	12/31/2021	3.85	0	0	0.25%	-0.1%	12/31/2021	3.96	0	0	0.00%	0.1%
12/31/2020	3.76	0	0	0.50%	38.9%	12/31/2020	3.85	0	0	0.25%	39.2%	12/31/2020	3.95	0	0	0.00%	39.6%
12/31/2019	2.71	0	0	0.50%	27.1%	12/31/2019	2.77	0	0	0.25%	27.5%	12/31/2019	2.83	0	0	0.00%	27.8%
12/31/2018	2.13	0	0	0.50%	-18.5%	12/31/2018	2.17	0	0	0.25%	-18.3%	12/31/2018	2.22	0	0	0.00%	-18.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Global Ops Y Class - 06-843

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,738,805	$3,076,391	38,987
Receivables: investments sold	-
Payables: investments purchased	(753)
Net assets	$1,738,052

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,738,052	786,135	$2.21
Band 100	-	-	2.27
Band 75	-	-	2.33
Band 50	-	-	2.39
Band 25	-	-	2.45
Band 0	-	-	2.51
Total	$1,738,052	786,135

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(24,332)
Net investment income (loss)			(24,332)

Gain (loss) on investments:
Net realized gain (loss)			(129,123)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,031,000)
Net gain (loss)			(1,160,123)

Increase (decrease) in net assets from operations			$(1,184,455)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(24,332)	$(31,342)
Net realized gain (loss)		(129,123)	55,824
Realized gain distributions		-	135,585
Net change in unrealized appreciation (depreciation)		(1,031,000)	(379,480)

Increase (decrease) in net assets from operations		(1,184,455)	(219,413)

Contract owner transactions:
Proceeds from units sold		416,472	3,152,707
Cost of units redeemed		(223,084)	(508,299)
Account charges		(1,157)	(1,454)
Increase (decrease)		192,231	2,642,954
Net increase (decrease)		(992,224)	2,423,541
Net assets, beginning		2,730,276	306,735
Net assets, ending		$1,738,052	$2,730,276

Units sold		159,362	772,868
Units redeemed		(86,725)	(138,827)
Net increase (decrease)		72,637	634,041
Units outstanding, beginning		713,498	79,457
Units outstanding, ending		786,135	713,498

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$5,023,566
Cost of units redeemed/account charges			(2,096,567)
Net investment income (loss)			(75,853)
Net realized gain (loss)			(11,764)
Realized gain distributions			236,256
Net change in unrealized appreciation (depreciation)			(1,337,586)
Net assets			$1,738,052

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.21	786	$1,738	1.25%	-42.2%	12/31/2022	$2.27	0	$0	1.00%	-42.1%	12/31/2022	$2.33	0	$0	0.75%	-41.9%
12/31/2021	3.83	713	2,730	1.25%	-0.9%	12/31/2021	3.91	0	0	1.00%	-0.6%	12/31/2021	4.01	0	0	0.75%	-0.4%
12/31/2020	3.86	79	307	1.25%	38.1%	12/31/2020	3.94	0	0	1.00%	38.5%	12/31/2020	4.02	0	0	0.75%	38.8%
12/31/2019	2.79	71	198	1.25%	26.5%	12/31/2019	2.84	0	0	1.00%	26.8%	12/31/2019	2.90	0	0	0.75%	27.2%
12/31/2018	2.21	204	451	1.25%	-18.9%	12/31/2018	2.24	0	0	1.00%	-18.7%	12/31/2018	2.28	0	0	0.75%	-18.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.39	0	$0	0.50%	-41.8%	12/31/2022	$2.45	0	$0	0.25%	-41.6%	12/31/2022	$2.51	0	$0	0.00%	-41.5%
12/31/2021	4.10	0	0	0.50%	-0.1%	12/31/2021	4.19	0	0	0.25%	0.1%	12/31/2021	4.29	0	0	0.00%	0.4%
12/31/2020	4.10	0	0	0.50%	39.2%	12/31/2020	4.19	0	0	0.25%	39.5%	12/31/2020	4.27	0	0	0.00%	39.9%
12/31/2019	2.95	0	0	0.50%	27.5%	12/31/2019	3.00	0	0	0.25%	27.8%	12/31/2019	3.05	0	0	0.00%	28.1%
12/31/2018	2.31	0	0	0.50%	-18.3%	12/31/2018	2.35	0	0	0.25%	-18.1%	12/31/2018	2.38	0	0	0.00%	-17.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Global Strat Inc A Class - 06-288

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$140,163	$173,603	45,247
Receivables: investments sold	-
Payables: investments purchased	(2,158)
Net assets	$138,005

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$138,005	113,261	$1.22
Band 100	-	-	1.27
Band 75	-	-	1.32
Band 50	-	-	1.37
Band 25	-	-	1.42
Band 0	-	-	1.48
Total	$138,005	113,261

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$6,538
Mortality & expense charges			(2,459)
Net investment income (loss)			4,079

Gain (loss) on investments:
Net realized gain (loss)			(36,826)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(7,674)
Net gain (loss)			(44,500)

Increase (decrease) in net assets from operations			$(40,421)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,079	$5,555
Net realized gain (loss)		(36,826)	(2,271)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(7,674)	(21,183)

Increase (decrease) in net assets from operations		(40,421)	(17,899)

Contract owner transactions:
Proceeds from units sold		20,040	96,933
Cost of units redeemed		(235,860)	(43,361)
Account charges		(990)	(360)
Increase (decrease)		(216,810)	53,212
Net increase (decrease)		(257,231)	35,313
Net assets, beginning		395,236	359,923
Net assets, ending		$138,005	$395,236

Units sold		15,880	102,770
Units redeemed		(185,209)	(66,055)
Net increase (decrease)		(169,329)	36,715
Units outstanding, beginning		282,590	245,875
Units outstanding, ending		113,261	282,590

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$7,450,745
Cost of units redeemed/account charges			(7,500,077)
Net investment income (loss)			336,187
Net realized gain (loss)			(115,410)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(33,440)
Net assets			$138,005

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.22	113	$138	1.25%	-12.9%	12/31/2022	$1.27	0	$0	1.00%	-12.7%	12/31/2022	$1.32	0	$0	0.75%	-12.4%
12/31/2021	1.40	283	395	1.25%	-4.5%	12/31/2021	1.45	0	0	1.00%	-4.2%	12/31/2021	1.50	0	0	0.75%	-4.0%
12/31/2020	1.46	246	360	1.25%	2.3%	12/31/2020	1.51	0	0	1.00%	2.5%	12/31/2020	1.57	0	0	0.75%	2.8%
12/31/2019	1.43	373	534	1.25%	9.2%	12/31/2019	1.48	0	0	1.00%	9.5%	12/31/2019	1.52	0	0	0.75%	9.8%
12/31/2018	1.31	339	444	1.25%	-5.9%	12/31/2018	1.35	0	0	1.00%	-5.7%	12/31/2018	1.39	0	0	0.75%	-5.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.37	0	$0	0.50%	-12.2%	12/31/2022	$1.42	0	$0	0.25%	-12.0%	12/31/2022	$1.48	0	$0	0.00%	-11.8%
12/31/2021	1.56	0	0	0.50%	-3.7%	12/31/2021	1.62	0	0	0.25%	-3.5%	12/31/2021	1.68	0	0	0.00%	-3.3%
12/31/2020	1.62	0	0	0.50%	3.1%	12/31/2020	1.68	0	0	0.25%	3.3%	12/31/2020	1.74	0	0	0.00%	3.6%
12/31/2019	1.57	0	0	0.50%	10.1%	12/31/2019	1.62	0	0	0.25%	10.3%	12/31/2019	1.68	0	0	0.00%	10.6%
12/31/2018	1.43	0	0	0.50%	-5.2%	12/31/2018	1.47	0	0	0.25%	-4.9%	12/31/2018	1.51	0	0	0.00%	-4.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.5%
2021	2.8%
2020	2.6%
2019	4.6%
2018	5.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Global Strat Inc Y Class - 06-751

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$343,804	$420,403	113,197
Receivables: investments sold	317
Payables: investments purchased	-
Net assets	$344,121

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$344,121	356,290	$0.97
Band 100	-	-	0.99
Band 75	-	-	1.02
Band 50	-	-	1.04
Band 25	-	-	1.07
Band 0	-	-	1.10
Total	$344,121	356,290

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$12,603
Mortality & expense charges			(4,271)
Net investment income (loss)			8,332

Gain (loss) on investments:
Net realized gain (loss)			(5,204)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(51,488)
Net gain (loss)			(56,692)

Increase (decrease) in net assets from operations			$(48,360)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,332	$6,110
Net realized gain (loss)		(5,204)	(35)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(51,488)	(22,660)

Increase (decrease) in net assets from operations		(48,360)	(16,585)

Contract owner transactions:
Proceeds from units sold		47,749	50,540
Cost of units redeemed		(31,559)	(19,671)
Account charges		-	(11)
Increase (decrease)		16,190	30,858
Net increase (decrease)		(32,170)	14,273
Net assets, beginning		376,291	362,018
Net assets, ending		$344,121	$376,291

Units sold		48,472	45,795
Units redeemed		(32,134)	(18,209)
Net increase (decrease)		16,338	27,586
Units outstanding, beginning		339,952	312,366
Units outstanding, ending		356,290	339,952

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$846,108
Cost of units redeemed/account charges			(465,629)
Net investment income (loss)			73,096
Net realized gain (loss)			(32,855)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(76,599)
Net assets			$344,121

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.97	356	$344	1.25%	-12.7%	12/31/2022	$0.99	0	$0	1.00%	-12.5%	12/31/2022	$1.02	0	$0	0.75%	-12.3%
12/31/2021	1.11	340	376	1.25%	-4.5%	12/31/2021	1.13	0	0	1.00%	-4.3%	12/31/2021	1.16	0	0	0.75%	-4.0%
12/31/2020	1.16	312	362	1.25%	2.5%	12/31/2020	1.18	0	0	1.00%	2.8%	12/31/2020	1.21	0	0	0.75%	3.0%
12/31/2019	1.13	355	401	1.25%	9.5%	12/31/2019	1.15	0	0	1.00%	9.8%	12/31/2019	1.17	0	0	0.75%	10.1%
12/31/2018	1.03	323	334	1.25%	-5.7%	12/31/2018	1.05	0	0	1.00%	-5.4%	12/31/2018	1.06	0	0	0.75%	-5.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.04	0	$0	0.50%	-12.1%	12/31/2022	$1.07	0	$0	0.25%	-11.9%	12/31/2022	$1.10	0	$0	0.00%	-11.6%
12/31/2021	1.19	0	0	0.50%	-3.8%	12/31/2021	1.21	0	0	0.25%	-3.5%	12/31/2021	1.24	0	0	0.00%	-3.3%
12/31/2020	1.23	0	0	0.50%	3.3%	12/31/2020	1.26	0	0	0.25%	3.6%	12/31/2020	1.28	0	0	0.00%	3.8%
12/31/2019	1.19	0	0	0.50%	10.3%	12/31/2019	1.21	0	0	0.25%	10.6%	12/31/2019	1.24	0	0	0.00%	10.9%
12/31/2018	1.08	0	0	0.50%	-5.0%	12/31/2018	1.10	0	0	0.25%	-4.7%	12/31/2018	1.11	0	0	0.00%	-4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.5%
2021	2.9%
2020	3.0%
2019	4.9%
2018	5.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Gold & Spcl Min A Class - 06-463

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$655,713	$727,887	30,152
Receivables: investments sold	-
Payables: investments purchased	(1,414)
Net assets	$654,299

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$566,462	739,257	$0.77
Band 100	87,837	110,946	0.79
Band 75	-	-	0.82
Band 50	-	-	0.85
Band 25	-	-	0.87
Band 0	-	-	0.90
Total	$654,299	850,203

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$3,100
Mortality & expense charges			(8,246)
Net investment income (loss)			(5,146)

Gain (loss) on investments:
Net realized gain (loss)			(137,750)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(30,008)
Net gain (loss)			(167,758)

Increase (decrease) in net assets from operations			$(172,904)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,146)	$15,922
Net realized gain (loss)		(137,750)	(14,865)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(30,008)	(34,030)

Increase (decrease) in net assets from operations		(172,904)	(32,973)

Contract owner transactions:
Proceeds from units sold		1,288,227	681,236
Cost of units redeemed		(1,238,987)	(703,697)
Account charges		(880)	(243)
Increase (decrease)		48,360	(22,704)
Net increase (decrease)		(124,544)	(55,677)
Net assets, beginning		778,843	834,520
Net assets, ending		$654,299	$778,843

Units sold		1,449,220	711,507
Units redeemed		(1,429,318)	(735,386)
Net increase (decrease)		19,902	(23,879)
Units outstanding, beginning		830,301	854,180
Units outstanding, ending		850,203	830,301

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$6,319,070
Cost of units redeemed/account charges			(5,557,383)
Net investment income (loss)			47,384
Net realized gain (loss)			(94,569)
Realized gain distributions			11,971
Net change in unrealized appreciation (depreciation)			(72,174)
Net assets			$654,299

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.77	739	$566	1.25%	-17.9%	12/31/2022	$0.79	111	$88	1.00%	-17.7%	12/31/2022	$0.82	0	$0	0.75%	-17.5%
12/31/2021	0.93	692	645	1.25%	-4.1%	12/31/2021	0.96	139	133	1.00%	-3.8%	12/31/2021	0.99	0	0	0.75%	-3.6%
12/31/2020	0.97	727	707	1.25%	34.4%	12/31/2020	1.00	127	127	1.00%	34.8%	12/31/2020	1.03	0	0	0.75%	35.1%
12/31/2019	0.72	665	482	1.25%	44.6%	12/31/2019	0.74	152	113	1.00%	44.9%	12/31/2019	0.76	0	0	0.75%	45.3%
12/31/2018	0.50	694	347	1.25%	-14.2%	12/31/2018	0.51	277	142	1.00%	-14.0%	12/31/2018	0.52	0	0	0.75%	-13.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.85	0	$0	0.50%	-17.3%	12/31/2022	$0.87	0	$0	0.25%	-17.1%	12/31/2022	$0.90	0	$0	0.00%	-16.9%
12/31/2021	1.02	0	0	0.50%	-3.4%	12/31/2021	1.05	0	0	0.25%	-3.1%	12/31/2021	1.08	0	0	0.00%	-2.9%
12/31/2020	1.06	0	0	0.50%	35.4%	12/31/2020	1.09	0	0	0.25%	35.8%	12/31/2020	1.12	0	0	0.00%	36.1%
12/31/2019	0.78	0	0	0.50%	45.6%	12/31/2019	0.80	0	0	0.25%	46.0%	12/31/2019	0.82	0	0	0.00%	46.4%
12/31/2018	0.54	0	0	0.50%	-13.6%	12/31/2018	0.55	0	0	0.25%	-13.4%	12/31/2018	0.56	0	0	0.00%	-13.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.4%
2021	3.2%
2020	1.9%
2019	0.3%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Gold & Spcl Min Y Class - 06-753

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$394,962	$472,526	18,138
Receivables: investments sold	-
Payables: investments purchased	(1,173)
Net assets	$393,789

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$393,789	538,005	$0.73
Band 100	-	-	0.75
Band 75	-	-	0.77
Band 50	-	-	0.79
Band 25	-	-	0.81
Band 0	-	-	0.83
Total	$393,789	538,005

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$2,899
Mortality & expense charges			(6,153)
Net investment income (loss)			(3,254)

Gain (loss) on investments:
Net realized gain (loss)			(163,604)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			10,529
Net gain (loss)			(153,075)

Increase (decrease) in net assets from operations			$(156,329)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,254)	$14,623
Net realized gain (loss)		(163,604)	17,691
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		10,529	(58,816)

Increase (decrease) in net assets from operations		(156,329)	(26,502)

Contract owner transactions:
Proceeds from units sold		940,584	2,141,959
Cost of units redeemed		(1,183,215)	(2,233,257)
Account charges		(76)	(48)
Increase (decrease)		(242,707)	(91,346)
Net increase (decrease)		(399,036)	(117,848)
Net assets, beginning		792,825	910,673
Net assets, ending		$393,789	$792,825

Units sold		1,018,141	2,387,815
Units redeemed		(1,371,607)	(2,481,075)
Net increase (decrease)		(353,466)	(93,260)
Units outstanding, beginning		891,471	984,731
Units outstanding, ending		538,005	891,471

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$7,170,612
Cost of units redeemed/account charges			(6,897,262)
Net investment income (loss)			39,576
Net realized gain (loss)			158,427
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(77,564)
Net assets			$393,789

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.73	538	$394	1.25%	-17.7%	12/31/2022	$0.75	0	$0	1.00%	-17.5%	12/31/2022	$0.77	0	$0	0.75%	-17.3%
12/31/2021	0.89	891	793	1.25%	-3.8%	12/31/2021	0.91	0	0	1.00%	-3.6%	12/31/2021	0.93	0	0	0.75%	-3.4%
12/31/2020	0.92	985	911	1.25%	34.7%	12/31/2020	0.94	0	0	1.00%	35.0%	12/31/2020	0.96	0	0	0.75%	35.4%
12/31/2019	0.69	859	590	1.25%	44.9%	12/31/2019	0.70	0	0	1.00%	45.2%	12/31/2019	0.71	0	0	0.75%	45.6%
12/31/2018	0.47	1,006	477	1.25%	-14.0%	12/31/2018	0.48	0	0	1.00%	-13.8%	12/31/2018	0.49	0	0	0.75%	-13.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.79	0	$0	0.50%	-17.1%	12/31/2022	$0.81	0	$0	0.25%	-16.9%	12/31/2022	$0.83	0	$0	0.00%	-16.7%
12/31/2021	0.95	0	0	0.50%	-3.1%	12/31/2021	0.97	0	0	0.25%	-2.9%	12/31/2021	1.00	0	0	0.00%	-2.6%
12/31/2020	0.98	0	0	0.50%	35.7%	12/31/2020	1.00	0	0	0.25%	36.1%	12/31/2020	1.02	0	0	0.00%	36.4%
12/31/2019	0.72	0	0	0.50%	45.9%	12/31/2019	0.74	0	0	0.25%	46.3%	12/31/2019	0.75	0	0	0.00%	46.7%
12/31/2018	0.50	0	0	0.50%	-13.3%	12/31/2018	0.50	0	0	0.25%	-13.1%	12/31/2018	0.51	0	0	0.00%	-12.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.5%
2021	3.2%
2020	1.7%
2019	0.5%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Intl Bond A Class - 06-297

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$781,443	$1,002,471	180,948
Receivables: investments sold	-
Payables: investments purchased	(3,200)
Net assets	$778,243

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$732,144	834,948	$0.88
Band 100	46,099	51,077	0.90
Band 75	-	-	0.93
Band 50	-	-	0.96
Band 25	-	-	0.98
Band 0	-	-	1.01
Total	$778,243	886,025

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$28,755
Mortality & expense charges			(10,701)
Net investment income (loss)			18,054

Gain (loss) on investments:
Net realized gain (loss)			(62,457)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(103,198)
Net gain (loss)			(165,655)

Increase (decrease) in net assets from operations			$(147,601)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$18,054	$18,020
Net realized gain (loss)		(62,457)	(5,982)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(103,198)	(160,298)

Increase (decrease) in net assets from operations		(147,601)	(148,260)

Contract owner transactions:
Proceeds from units sold		78,040	131,251
Cost of units redeemed		(228,122)	(253,025)
Account charges		(317)	(514)
Increase (decrease)		(150,399)	(122,288)
Net increase (decrease)		(298,000)	(270,548)
Net assets, beginning		1,076,243	1,346,791
Net assets, ending		$778,243	$1,076,243

Units sold		95,684	123,589
Units redeemed		(263,351)	(234,618)
Net increase (decrease)		(167,667)	(111,029)
Units outstanding, beginning		1,053,692	1,164,721
Units outstanding, ending		886,025	1,053,692

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$11,907,611
Cost of units redeemed/account charges			(11,096,894)
Net investment income (loss)			505,312
Net realized gain (loss)			(325,321)
Realized gain distributions			8,563
Net change in unrealized appreciation (depreciation)			(221,028)
Net assets			$778,243

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.88	835	$732	1.25%	-14.0%	12/31/2022	$0.90	51	$46	1.00%	-13.8%	12/31/2022	$0.93	0	$0	0.75%	-13.6%
12/31/2021	1.02	1,001	1,022	1.25%	-11.4%	12/31/2021	1.05	52	55	1.00%	-11.1%	12/31/2021	1.08	0	0	0.75%	-10.9%
12/31/2020	1.15	1,075	1,238	1.25%	6.9%	12/31/2020	1.18	57	67	1.00%	7.2%	12/31/2020	1.21	0	0	0.75%	7.5%
12/31/2019	1.08	1,185	1,275	1.25%	8.1%	12/31/2019	1.10	70	77	1.00%	8.4%	12/31/2019	1.12	0	0	0.75%	8.7%
12/31/2018	1.00	1,240	1,235	1.25%	-7.1%	12/31/2018	1.01	79	80	1.00%	-6.8%	12/31/2018	1.03	0	0	0.75%	-6.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.96	0	$0	0.50%	-13.4%	12/31/2022	$0.98	0	$0	0.25%	-13.2%	12/31/2022	$1.01	0	$0	0.00%	-13.0%
12/31/2021	1.10	0	0	0.50%	-10.7%	12/31/2021	1.13	0	0	0.25%	-10.5%	12/31/2021	1.16	0	0	0.00%	-10.3%
12/31/2020	1.24	0	0	0.50%	7.7%	12/31/2020	1.27	0	0	0.25%	8.0%	12/31/2020	1.30	32	42	0.00%	8.3%
12/31/2019	1.15	0	0	0.50%	8.9%	12/31/2019	1.17	0	0	0.25%	9.2%	12/31/2019	1.20	28	33	0.00%	9.5%
12/31/2018	1.05	0	0	0.50%	-6.4%	12/31/2018	1.07	0	0	0.25%	-6.1%	12/31/2018	1.09	27	30	0.00%	-5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.1%
2021	2.7%
2020	2.9%
2019	4.9%
2018	4.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Intl Bond Y Class - 06-754

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$184,248	$209,208	42,708
Receivables: investments sold	-
Payables: investments purchased	(604)
Net assets	$183,644

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$183,644	209,433	$0.88
Band 100	-	-	0.90
Band 75	-	-	0.92
Band 50	-	-	0.95
Band 25	-	-	0.97
Band 0	-	-	1.00
Total	$183,644	209,433

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$6,683
Mortality & expense charges			(2,387)
Net investment income (loss)			4,296

Gain (loss) on investments:
Net realized gain (loss)			(37,667)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(3,245)
Net gain (loss)			(40,912)

Increase (decrease) in net assets from operations			$(36,616)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,296	$20,270
Net realized gain (loss)		(37,667)	(66,190)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(3,245)	(128,152)

Increase (decrease) in net assets from operations		(36,616)	(174,072)

Contract owner transactions:
Proceeds from units sold		85,903	371,808
Cost of units redeemed		(173,391)	(1,840,502)
Account charges		(332)	(1,003)
Increase (decrease)		(87,820)	(1,469,697)
Net increase (decrease)		(124,436)	(1,643,769)
Net assets, beginning		308,080	1,951,849
Net assets, ending		$183,644	$308,080

Units sold		100,476	344,175
Units redeemed		(193,872)	(1,746,223)
Net increase (decrease)		(93,396)	(1,402,048)
Units outstanding, beginning		302,829	1,704,877
Units outstanding, ending		209,433	302,829

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$12,737,153
Cost of units redeemed/account charges			(12,735,414)
Net investment income (loss)			725,036
Net realized gain (loss)			(518,877)
Realized gain distributions			706
Net change in unrealized appreciation (depreciation)			(24,960)
Net assets			$183,644

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.88	209	$184	1.25%	-13.8%	12/31/2022	$0.90	0	$0	1.00%	-13.6%	12/31/2022	$0.92	0	$0	0.75%	-13.4%
12/31/2021	1.02	303	308	1.25%	-11.1%	12/31/2021	1.04	0	0	1.00%	-10.9%	12/31/2021	1.06	0	0	0.75%	-10.7%
12/31/2020	1.14	1,705	1,952	1.25%	7.2%	12/31/2020	1.17	0	0	1.00%	7.5%	12/31/2020	1.19	0	0	0.75%	7.8%
12/31/2019	1.07	5,570	5,948	1.25%	8.4%	12/31/2019	1.09	0	0	1.00%	8.6%	12/31/2019	1.11	0	0	0.75%	8.9%
12/31/2018	0.99	4,047	3,987	1.25%	-6.8%	12/31/2018	1.00	0	0	1.00%	-6.6%	12/31/2018	1.02	0	0	0.75%	-6.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.95	0	$0	0.50%	-13.2%	12/31/2022	$0.97	0	$0	0.25%	-12.9%	12/31/2022	$1.00	0	$0	0.00%	-12.7%
12/31/2021	1.09	0	0	0.50%	-10.5%	12/31/2021	1.11	0	0	0.25%	-10.2%	12/31/2021	1.14	0	0	0.00%	-10.0%
12/31/2020	1.22	0	0	0.50%	8.0%	12/31/2020	1.24	0	0	0.25%	8.3%	12/31/2020	1.27	0	0	0.00%	8.6%
12/31/2019	1.13	0	0	0.50%	9.2%	12/31/2019	1.15	0	0	0.25%	9.5%	12/31/2019	1.17	0	0	0.00%	9.7%
12/31/2018	1.03	0	0	0.50%	-6.1%	12/31/2018	1.05	0	0	0.25%	-5.9%	12/31/2018	1.06	0	0	0.00%	-5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.7%
2021	3.1%
2020	2.4%
2019	4.8%
2018	5.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Intl Growth A Class - 06-319

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$554,309	$651,812	16,663
Receivables: investments sold	91
Payables: investments purchased	-
Net assets	$554,400

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$459,152	368,000	$1.25
Band 100	95,248	73,506	1.30
Band 75	-	-	1.35
Band 50	-	-	1.40
Band 25	-	-	1.45
Band 0	-	-	1.51
Total	$554,400	441,506

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(7,545)
Net investment income (loss)			(7,545)

Gain (loss) on investments:
Net realized gain (loss)			(63,199)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(181,418)
Net gain (loss)			(244,617)

Increase (decrease) in net assets from operations			$(252,162)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,545)	$(12,342)
Net realized gain (loss)		(63,199)	33,641
Realized gain distributions		-	107,422
Net change in unrealized appreciation (depreciation)		(181,418)	(36,530)

Increase (decrease) in net assets from operations		(252,162)	92,191

Contract owner transactions:
Proceeds from units sold		71,577	146,725
Cost of units redeemed		(175,241)	(363,449)
Account charges		(110)	(197)
Increase (decrease)		(103,774)	(216,921)
Net increase (decrease)		(355,936)	(124,730)
Net assets, beginning		910,336	1,035,066
Net assets, ending		$554,400	$910,336

Units sold		55,125	90,197
Units redeemed		(134,939)	(216,969)
Net increase (decrease)		(79,814)	(126,772)
Units outstanding, beginning		521,320	648,092
Units outstanding, ending		441,506	521,320

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$14,361,415
Cost of units redeemed/account charges			(14,952,362)
Net investment income (loss)			(88,002)
Net realized gain (loss)			1,089,455
Realized gain distributions			241,397
Net change in unrealized appreciation (depreciation)			(97,503)
Net assets			$554,400

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.25	368	$459	1.25%	-28.2%	12/31/2022	$1.30	74	$95	1.00%	-28.0%	12/31/2022	$1.35	0	$0	0.75%	-27.9%
12/31/2021	1.74	453	788	1.25%	9.2%	12/31/2021	1.80	68	123	1.00%	9.5%	12/31/2021	1.87	0	0	0.75%	9.7%
12/31/2020	1.59	584	930	1.25%	20.4%	12/31/2020	1.64	62	102	1.00%	20.7%	12/31/2020	1.70	0	0	0.75%	21.0%
12/31/2019	1.32	843	1,114	1.25%	27.0%	12/31/2019	1.36	52	71	1.00%	27.3%	12/31/2019	1.40	0	0	0.75%	27.6%
12/31/2018	1.04	1,934	2,013	1.25%	-20.6%	12/31/2018	1.07	47	50	1.00%	-20.4%	12/31/2018	1.10	0	0	0.75%	-20.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.40	0	$0	0.50%	-27.7%	12/31/2022	$1.45	0	$0	0.25%	-27.5%	12/31/2022	$1.51	0	$0	0.00%	-27.3%
12/31/2021	1.93	0	0	0.50%	10.0%	12/31/2021	2.00	0	0	0.25%	10.3%	12/31/2021	2.07	0	0	0.00%	10.6%
12/31/2020	1.76	1	2	0.50%	21.3%	12/31/2020	1.82	0	0	0.25%	21.6%	12/31/2020	1.88	0	0	0.00%	21.9%
12/31/2019	1.45	1	2	0.50%	28.0%	12/31/2019	1.49	0	0	0.25%	28.3%	12/31/2019	1.54	0	0	0.00%	28.6%
12/31/2018	1.13	1	2	0.50%	-20.0%	12/31/2018	1.16	0	0	0.25%	-19.8%	12/31/2018	1.20	284	340	0.00%	-19.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.1%
2020	0.0%
2019	0.6%
2018	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Intl Growth Y Class - 06-756

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$557,466	$717,357	16,935
Receivables: investments sold	2,747
Payables: investments purchased	-
Net assets	$560,213

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$560,213	381,932	$1.47
Band 100	-	-	1.50
Band 75	-	-	1.54
Band 50	-	-	1.58
Band 25	-	-	1.62
Band 0	-	-	1.66
Total	$560,213	381,932

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$241
Mortality & expense charges			(7,196)
Net investment income (loss)			(6,955)

Gain (loss) on investments:
Net realized gain (loss)			(17,794)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(188,628)
Net gain (loss)			(206,422)

Increase (decrease) in net assets from operations			$(213,377)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,955)	$(9,045)
Net realized gain (loss)		(17,794)	108,906
Realized gain distributions		-	89,034
Net change in unrealized appreciation (depreciation)		(188,628)	(97,486)

Increase (decrease) in net assets from operations		(213,377)	91,409

Contract owner transactions:
Proceeds from units sold		85,545	117,352
Cost of units redeemed		(69,850)	(495,105)
Account charges		(768)	(1,459)
Increase (decrease)		14,927	(379,212)
Net increase (decrease)		(198,450)	(287,803)
Net assets, beginning		758,663	1,046,466
Net assets, ending		$560,213	$758,663

Units sold		56,092	93,238
Units redeemed		(46,420)	(283,138)
Net increase (decrease)		9,672	(189,900)
Units outstanding, beginning		372,260	562,160
Units outstanding, ending		381,932	372,260

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$77,283,611
Cost of units redeemed/account charges			(78,972,525)
Net investment income (loss)			(356,303)
Net realized gain (loss)			2,540,524
Realized gain distributions			224,797
Net change in unrealized appreciation (depreciation)			(159,891)
Net assets			$560,213

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.47	382	$560	1.25%	-28.0%	12/31/2022	$1.50	0	$0	1.00%	-27.8%	12/31/2022	$1.54	0	$0	0.75%	-27.7%
12/31/2021	2.04	372	759	1.25%	9.5%	12/31/2021	2.09	0	0	1.00%	9.8%	12/31/2021	2.13	0	0	0.75%	10.0%
12/31/2020	1.86	562	1,046	1.25%	20.7%	12/31/2020	1.90	0	0	1.00%	21.0%	12/31/2020	1.94	0	0	0.75%	21.3%
12/31/2019	1.54	1,355	2,090	1.25%	27.4%	12/31/2019	1.57	0	0	1.00%	27.7%	12/31/2019	1.60	0	0	0.75%	28.0%
12/31/2018	1.21	21,607	26,170	1.25%	-20.4%	12/31/2018	1.23	0	0	1.00%	-20.2%	12/31/2018	1.25	0	0	0.75%	-20.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.58	0	$0	0.50%	-27.5%	12/31/2022	$1.62	0	$0	0.25%	-27.3%	12/31/2022	$1.66	0	$0	0.00%	-27.1%
12/31/2021	2.18	0	0	0.50%	10.3%	12/31/2021	2.23	0	0	0.25%	10.6%	12/31/2021	2.28	0	0	0.00%	10.9%
12/31/2020	1.98	0	0	0.50%	21.6%	12/31/2020	2.02	0	0	0.25%	21.9%	12/31/2020	2.06	0	0	0.00%	22.2%
12/31/2019	1.63	0	0	0.50%	28.3%	12/31/2019	1.66	0	0	0.25%	28.7%	12/31/2019	1.69	0	0	0.00%	29.0%
12/31/2018	1.27	0	0	0.50%	-19.8%	12/31/2018	1.29	0	0	0.25%	-19.6%	12/31/2018	1.31	0	0	0.00%	-19.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.3%
2020	0.1%
2019	0.2%
2018	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Intl SmMid Co A Class - 06-764

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$521,462	$630,643	13,296
Receivables: investments sold	-
Payables: investments purchased	(244)
Net assets	$521,218

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$478,640	198,625	$2.41
Band 100	42,578	17,227	2.47
Band 75	-	-	2.53
Band 50	-	-	2.60
Band 25	-	-	2.67
Band 0	-	-	2.73
Total	$521,218	215,852

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(7,554)
Net investment income (loss)			(7,554)

Gain (loss) on investments:
Net realized gain (loss)			(31,327)
Realized gain distributions			1,447
Net change in unrealized appreciation (depreciation)			(263,115)
Net gain (loss)			(292,995)

Increase (decrease) in net assets from operations			$(300,549)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,554)	$(12,106)
Net realized gain (loss)		(31,327)	51,755
Realized gain distributions		1,447	93,545
Net change in unrealized appreciation (depreciation)		(263,115)	(15,515)

Increase (decrease) in net assets from operations		(300,549)	117,679

Contract owner transactions:
Proceeds from units sold		15,830	76,231
Cost of units redeemed		(230,657)	(246,794)
Account charges		(176)	(210)
Increase (decrease)		(215,003)	(170,773)
Net increase (decrease)		(515,552)	(53,094)
Net assets, beginning		1,036,770	1,089,864
Net assets, ending		$521,218	$1,036,770

Units sold		6,047	22,712
Units redeemed		(82,040)	(75,516)
Net increase (decrease)		(75,993)	(52,804)
Units outstanding, beginning		291,845	344,649
Units outstanding, ending		215,852	291,845

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$4,432,673
Cost of units redeemed/account charges			(4,438,499)
Net investment income (loss)			(88,660)
Net realized gain (loss)			338,175
Realized gain distributions			386,710
Net change in unrealized appreciation (depreciation)			(109,181)
Net assets			$521,218

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.41	199	$479	1.25%	-32.0%	12/31/2022	$2.47	17	$43	1.00%	-31.9%	12/31/2022	$2.53	0	$0	0.75%	-31.7%
12/31/2021	3.55	269	954	1.25%	12.4%	12/31/2021	3.63	23	83	1.00%	12.7%	12/31/2021	3.71	0	0	0.75%	13.0%
12/31/2020	3.15	299	942	1.25%	23.2%	12/31/2020	3.22	46	148	1.00%	23.5%	12/31/2020	3.28	0	0	0.75%	23.9%
12/31/2019	2.56	456	1,167	1.25%	23.2%	12/31/2019	2.61	46	120	1.00%	23.5%	12/31/2019	2.65	0	0	0.75%	23.8%
12/31/2018	2.08	509	1,057	1.25%	-10.6%	12/31/2018	2.11	48	102	1.00%	-10.4%	12/31/2018	2.14	0	0	0.75%	-10.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.60	0	$0	0.50%	-31.5%	12/31/2022	$2.67	0	$0	0.25%	-31.4%	12/31/2022	$2.73	0	$0	0.00%	-31.2%
12/31/2021	3.80	0	0	0.50%	13.3%	12/31/2021	3.88	0	0	0.25%	13.6%	12/31/2021	3.97	0	0	0.00%	13.9%
12/31/2020	3.35	0	0	0.50%	24.2%	12/31/2020	3.42	0	0	0.25%	24.5%	12/31/2020	3.49	0	0	0.00%	24.8%
12/31/2019	2.70	0	0	0.50%	24.2%	12/31/2019	2.75	0	0	0.25%	24.5%	12/31/2019	2.80	0	0	0.00%	24.8%
12/31/2018	2.17	0	0	0.50%	-9.9%	12/31/2018	2.21	0	0	0.25%	-9.7%	12/31/2018	2.24	0	0	0.00%	-9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.4%
2018	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Intl SmMId Co Y Class - 06-757

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$35,054	$43,986	902
Receivables: investments sold	6
Payables: investments purchased	-
Net assets	$35,060

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$35,060	14,186	$2.47
Band 100	-	-	2.53
Band 75	-	-	2.60
Band 50	-	-	2.67
Band 25	-	-	2.73
Band 0	-	-	2.80
Total	$35,060	14,186

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$88
Mortality & expense charges			(418)
Net investment income (loss)			(330)

Gain (loss) on investments:
Net realized gain (loss)			(63)
Realized gain distributions			97
Net change in unrealized appreciation (depreciation)			(13,306)
Net gain (loss)			(13,272)

Increase (decrease) in net assets from operations			$(13,602)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(330)	$(453)
Net realized gain (loss)		(63)	3,977
Realized gain distributions		97	3,778
Net change in unrealized appreciation (depreciation)		(13,306)	(4,191)

Increase (decrease) in net assets from operations		(13,602)	3,111

Contract owner transactions:
Proceeds from units sold		6,897	6,418
Cost of units redeemed		-	(38,755)
Account charges		(109)	(94)
Increase (decrease)		6,788	(32,431)
Net increase (decrease)		(6,814)	(29,320)
Net assets, beginning		41,874	71,194
Net assets, ending		$35,060	$41,874

Units sold		2,686	1,880
Units redeemed		(43)	(12,458)
Net increase (decrease)		2,643	(10,578)
Units outstanding, beginning		11,543	22,121
Units outstanding, ending		14,186	11,543

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$9,987,682
Cost of units redeemed/account charges			(11,237,531)
Net investment income (loss)			(14,853)
Net realized gain (loss)			993,039
Realized gain distributions			315,655
Net change in unrealized appreciation (depreciation)			(8,932)
Net assets			$35,060

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.47	14	$35	1.25%	-31.9%	12/31/2022	$2.53	0	$0	1.00%	-31.7%	12/31/2022	$2.60	0	$0	0.75%	-31.5%
12/31/2021	3.63	12	42	1.25%	12.7%	12/31/2021	3.71	0	0	1.00%	13.0%	12/31/2021	3.80	0	0	0.75%	13.3%
12/31/2020	3.22	22	71	1.25%	23.5%	12/31/2020	3.28	0	0	1.00%	23.8%	12/31/2020	3.35	0	0	0.75%	24.1%
12/31/2019	2.61	30	79	1.25%	23.5%	12/31/2019	2.65	0	0	1.00%	23.8%	12/31/2019	2.70	0	0	0.75%	24.1%
12/31/2018	2.11	13	28	1.25%	-10.4%	12/31/2018	2.14	0	0	1.00%	-10.2%	12/31/2018	2.17	0	0	0.75%	-9.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.67	0	$0	0.50%	-31.4%	12/31/2022	$2.73	0	$0	0.25%	-31.2%	12/31/2022	$2.80	0	$0	0.00%	-31.0%
12/31/2021	3.88	0	0	0.50%	13.6%	12/31/2021	3.97	0	0	0.25%	13.9%	12/31/2021	4.07	0	0	0.00%	14.1%
12/31/2020	3.42	0	0	0.50%	24.4%	12/31/2020	3.49	0	0	0.25%	24.8%	12/31/2020	3.56	0	0	0.00%	25.1%
12/31/2019	2.75	0	0	0.50%	24.5%	12/31/2019	2.80	0	0	0.25%	24.8%	12/31/2019	2.85	668	1,903	0.00%	25.1%
12/31/2018	2.21	0	0	0.50%	-9.7%	12/31/2018	2.24	0	0	0.25%	-9.5%	12/31/2018	2.28	672	1,530	0.00%	-9.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.2%
2021	0.2%
2020	0.0%
2019	0.4%
2018	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Main St Mid Cap A Class - 06-262

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,098,565	$1,237,961	47,077
Receivables: investments sold	215
Payables: investments purchased	-
Net assets	$1,098,780

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$713,638	545,049	$1.31
Band 100	384,904	282,314	1.36
Band 75	-	-	1.42
Band 50	238	161	1.48
Band 25	-	-	1.54
Band 0	-	-	1.60
Total	$1,098,780	827,524

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,495
Mortality & expense charges			(14,460)
Net investment income (loss)			(12,965)

Gain (loss) on investments:
Net realized gain (loss)			(373)
Realized gain distributions			40,754
Net change in unrealized appreciation (depreciation)			(253,737)
Net gain (loss)			(213,356)

Increase (decrease) in net assets from operations			$(226,321)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(12,965)	$(15,524)
Net realized gain (loss)		(373)	118,357
Realized gain distributions		40,754	245,210
Net change in unrealized appreciation (depreciation)		(253,737)	(40,780)

Increase (decrease) in net assets from operations		(226,321)	307,263

Contract owner transactions:
Proceeds from units sold		63,721	169,678
Cost of units redeemed		(303,949)	(422,655)
Account charges		(298)	(488)
Increase (decrease)		(240,526)	(253,465)
Net increase (decrease)		(466,847)	53,798
Net assets, beginning		1,565,627	1,511,829
Net assets, ending		$1,098,780	$1,565,627

Units sold		46,789	118,556
Units redeemed		(219,821)	(292,888)
Net increase (decrease)		(173,032)	(174,332)
Units outstanding, beginning		1,000,556	1,174,888
Units outstanding, ending		827,524	1,000,556

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$11,428,783
Cost of units redeemed/account charges			(11,869,179)
Net investment income (loss)			(235,565)
Net realized gain (loss)			495,139
Realized gain distributions			1,418,998
Net change in unrealized appreciation (depreciation)			(139,396)
Net assets			$1,098,780

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.31	545	$714	1.25%	-15.4%	12/31/2022	$1.36	282	$385	1.00%	-15.2%	12/31/2022	$1.42	0	$0	0.75%	-15.0%
12/31/2021	1.55	719	1,112	1.25%	21.5%	12/31/2021	1.61	282	453	1.00%	21.8%	12/31/2021	1.67	0	0	0.75%	22.1%
12/31/2020	1.27	857	1,092	1.25%	7.8%	12/31/2020	1.32	313	413	1.00%	8.0%	12/31/2020	1.37	0	0	0.75%	8.3%
12/31/2019	1.18	932	1,102	1.25%	30.5%	12/31/2019	1.22	354	433	1.00%	30.8%	12/31/2019	1.26	0	0	0.75%	31.2%
12/31/2018	0.91	902	817	1.25%	-13.3%	12/31/2018	0.93	363	339	1.00%	-13.1%	12/31/2018	0.96	0	0	0.75%	-12.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.48	0	$0	0.50%	-14.8%	12/31/2022	$1.54	0	$0	0.25%	-14.6%	12/31/2022	$1.60	0	$0	0.00%	-14.3%
12/31/2021	1.73	0	0	0.50%	22.4%	12/31/2021	1.80	0	0	0.25%	22.7%	12/31/2021	1.87	0	0	0.00%	23.0%
12/31/2020	1.42	4	6	0.50%	8.6%	12/31/2020	1.47	0	0	0.25%	8.9%	12/31/2020	1.52	0	0	0.00%	9.1%
12/31/2019	1.30	3	4	0.50%	31.5%	12/31/2019	1.35	0	0	0.25%	31.8%	12/31/2019	1.39	115	160	0.00%	32.1%
12/31/2018	0.99	5	5	0.50%	-12.7%	12/31/2018	1.02	0	0	0.25%	-12.5%	12/31/2018	1.05	148	156	0.00%	-12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.1%
2021	0.2%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Main St Mid Cap Y Class - 06-759

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$241,935	$253,835	9,167
Receivables: investments sold	94
Payables: investments purchased	-
Net assets	$242,029

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$242,029	102,105	$2.37
Band 100	-	-	2.43
Band 75	-	-	2.49
Band 50	-	-	2.56
Band 25	-	-	2.62
Band 0	-	-	2.69
Total	$242,029	102,105

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$942
Mortality & expense charges			(3,639)
Net investment income (loss)			(2,697)

Gain (loss) on investments:
Net realized gain (loss)			(17,457)
Realized gain distributions			7,619
Net change in unrealized appreciation (depreciation)			(40,520)
Net gain (loss)			(50,358)

Increase (decrease) in net assets from operations			$(53,055)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,697)	$(4,325)
Net realized gain (loss)		(17,457)	75,309
Realized gain distributions		7,619	46,946
Net change in unrealized appreciation (depreciation)		(40,520)	(25,949)

Increase (decrease) in net assets from operations		(53,055)	91,981

Contract owner transactions:
Proceeds from units sold		63,939	105,647
Cost of units redeemed		(94,959)	(352,046)
Account charges		(460)	(606)
Increase (decrease)		(31,480)	(247,005)
Net increase (decrease)		(84,535)	(155,024)
Net assets, beginning		326,564	481,588
Net assets, ending		$242,029	$326,564

Units sold		25,613	41,974
Units redeemed		(40,377)	(134,994)
Net increase (decrease)		(14,764)	(93,020)
Units outstanding, beginning		116,869	209,889
Units outstanding, ending		102,105	116,869

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$7,148,472
Cost of units redeemed/account charges			(7,902,881)
Net investment income (loss)			(84,862)
Net realized gain (loss)			(91,955)
Realized gain distributions			1,185,155
Net change in unrealized appreciation (depreciation)			(11,900)
Net assets			$242,029

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.37	102	$242	1.25%	-15.2%	12/31/2022	$2.43	0	$0	1.00%	-15.0%	12/31/2022	$2.49	0	$0	0.75%	-14.7%
12/31/2021	2.79	117	327	1.25%	21.8%	12/31/2021	2.86	0	0	1.00%	22.1%	12/31/2021	2.92	0	0	0.75%	22.4%
12/31/2020	2.29	210	482	1.25%	8.1%	12/31/2020	2.34	0	0	1.00%	8.4%	12/31/2020	2.39	0	0	0.75%	8.6%
12/31/2019	2.12	218	463	1.25%	30.8%	12/31/2019	2.16	0	0	1.00%	31.2%	12/31/2019	2.20	0	0	0.75%	31.5%
12/31/2018	1.62	956	1,551	1.25%	-13.1%	12/31/2018	1.65	0	0	1.00%	-12.9%	12/31/2018	1.67	0	0	0.75%	-12.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.56	0	$0	0.50%	-14.5%	12/31/2022	$2.62	0	$0	0.25%	-14.3%	12/31/2022	$2.69	0	$0	0.00%	-14.1%
12/31/2021	2.99	0	0	0.50%	22.7%	12/31/2021	3.06	0	0	0.25%	23.0%	12/31/2021	3.13	0	0	0.00%	23.3%
12/31/2020	2.44	0	0	0.50%	8.9%	12/31/2020	2.49	0	0	0.25%	9.2%	12/31/2020	2.54	0	0	0.00%	9.4%
12/31/2019	2.24	0	0	0.50%	31.8%	12/31/2019	2.28	0	0	0.25%	32.1%	12/31/2019	2.32	231	537	0.00%	32.5%
12/31/2018	1.70	0	0	0.50%	-12.5%	12/31/2018	1.73	0	0	0.25%	-12.3%	12/31/2018	1.75	255	447	0.00%	-12.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.3%
2021	0.3%
2020	0.0%
2019	0.0%
2018	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Main St All Cap Y Class - 06-758 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.42
Band 100	-	-	2.48
Band 75	-	-	2.54
Band 50	-	-	2.61
Band 25	-	-	2.68
Band 0	-	-	2.74
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$102,348
Cost of units redeemed/account charges			(116,350)
Net investment income (loss)			(1,449)
Net realized gain (loss)			8,694
Realized gain distributions			6,757
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.42	0	$0	1.25%	-20.5%	12/31/2022	$2.48	0	$0	1.00%	-20.3%	12/31/2022	$2.54	0	$0	0.75%	-20.1%
12/31/2021	3.04	0	0	1.25%	25.3%	12/31/2021	3.11	0	0	1.00%	25.6%	12/31/2021	3.18	0	0	0.75%	25.9%
12/31/2020	2.43	0	0	1.25%	18.5%	12/31/2020	2.48	0	0	1.00%	18.8%	12/31/2020	2.53	0	0	0.75%	19.1%
12/31/2019	2.05	0	0	1.25%	31.5%	12/31/2019	2.09	0	0	1.00%	31.9%	12/31/2019	2.12	0	0	0.75%	32.2%
12/31/2018	1.56	0	0	1.25%	-11.3%	12/31/2018	1.58	0	0	1.00%	-11.1%	12/31/2018	1.61	0	0	0.75%	-10.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.61	0	$0	0.50%	-19.9%	12/31/2022	$2.68	0	$0	0.25%	-19.7%	12/31/2022	$2.74	0	$0	0.00%	-19.5%
12/31/2021	3.26	0	0	0.50%	26.3%	12/31/2021	3.33	0	0	0.25%	26.6%	12/31/2021	3.41	0	0	0.00%	26.9%
12/31/2020	2.58	0	0	0.50%	19.4%	12/31/2020	2.63	0	0	0.25%	19.7%	12/31/2020	2.69	0	0	0.00%	20.0%
12/31/2019	2.16	0	0	0.50%	32.5%	12/31/2019	2.20	0	0	0.25%	32.9%	12/31/2019	2.24	0	0	0.00%	33.2%
12/31/2018	1.63	0	0	0.50%	-10.6%	12/31/2018	1.66	0	0	0.25%	-10.4%	12/31/2018	1.68	0	0	0.00%	-10.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Main St All Cap A Class - 06-766

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$191,491	$214,421	10,126
Receivables: investments sold	2
Payables: investments purchased	-
Net assets	$191,493

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$118,840	50,392	$2.36
Band 100	72,653	30,037	2.42
Band 75	-	-	2.48
Band 50	-	-	2.54
Band 25	-	-	2.61
Band 0	-	-	2.68
Total	$191,493	80,429

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$388
Mortality & expense charges			(2,630)
Net investment income (loss)			(2,242)

Gain (loss) on investments:
Net realized gain (loss)			(7,529)
Realized gain distributions			10,125
Net change in unrealized appreciation (depreciation)			(55,469)
Net gain (loss)			(52,873)

Increase (decrease) in net assets from operations			$(55,115)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,242)	$(2,819)
Net realized gain (loss)		(7,529)	55,807
Realized gain distributions		10,125	45,243
Net change in unrealized appreciation (depreciation)		(55,469)	(12,941)

Increase (decrease) in net assets from operations		(55,115)	85,290

Contract owner transactions:
Proceeds from units sold		4,358	106,850
Cost of units redeemed		(77,240)	(216,544)
Account charges		(48)	(81)
Increase (decrease)		(72,930)	(109,775)
Net increase (decrease)		(128,045)	(24,485)
Net assets, beginning		319,538	344,023
Net assets, ending		$191,493	$319,538

Units sold		1,714	38,353
Units redeemed		(28,030)	(75,544)
Net increase (decrease)		(26,316)	(37,191)
Units outstanding, beginning		106,745	143,936
Units outstanding, ending		80,429	106,745

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,677,242
Cost of units redeemed/account charges			(1,829,033)
Net investment income (loss)			(26,079)
Net realized gain (loss)			26,629
Realized gain distributions			365,664
Net change in unrealized appreciation (depreciation)			(22,930)
Net assets			$191,493

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.36	50	$119	1.25%	-20.7%	12/31/2022	$2.42	30	$73	1.00%	-20.5%	12/31/2022	$2.48	0	$0	0.75%	-20.3%
12/31/2021	2.97	77	228	1.25%	25.0%	12/31/2021	3.04	30	91	1.00%	25.3%	12/31/2021	3.11	0	0	0.75%	25.6%
12/31/2020	2.38	114	271	1.25%	18.3%	12/31/2020	2.43	30	73	1.00%	18.6%	12/31/2020	2.48	0	0	0.75%	18.9%
12/31/2019	2.01	384	772	1.25%	31.2%	12/31/2019	2.05	30	62	1.00%	31.5%	12/31/2019	2.08	0	0	0.75%	31.9%
12/31/2018	1.53	387	594	1.25%	-11.5%	12/31/2018	1.56	30	47	1.00%	-11.3%	12/31/2018	1.58	0	0	0.75%	-11.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.54	0	$0	0.50%	-20.1%	12/31/2022	$2.61	0	$0	0.25%	-19.9%	12/31/2022	$2.68	0	$0	0.00%	-19.7%
12/31/2021	3.18	0	0	0.50%	25.9%	12/31/2021	3.26	0	0	0.25%	26.2%	12/31/2021	3.33	0	0	0.00%	26.5%
12/31/2020	2.53	0	0	0.50%	19.2%	12/31/2020	2.58	0	0	0.25%	19.5%	12/31/2020	2.63	0	0	0.00%	19.8%
12/31/2019	2.12	0	0	0.50%	32.2%	12/31/2019	2.16	0	0	0.25%	32.5%	12/31/2019	2.20	0	0	0.00%	32.9%
12/31/2018	1.61	0	0	0.50%	-10.8%	12/31/2018	1.63	0	0	0.25%	-10.6%	12/31/2018	1.66	0	0	0.00%	-10.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.2%
2021	0.5%
2020	0.3%
2019	0.5%
2018	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Sen Floating Rate A Class - 06-078

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$61,494	$70,412	9,500
Receivables: investments sold	571
Payables: investments purchased	-
Net assets	$62,065

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$62,065	58,056	$1.07
Band 100	-	-	1.09
Band 75	-	-	1.12
Band 50	-	-	1.14
Band 25	-	-	1.16
Band 0	-	-	1.19
Total	$62,065	58,056

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$4,588
Mortality & expense charges			(725)
Net investment income (loss)			3,863

Gain (loss) on investments:
Net realized gain (loss)			(47)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(4,646)
Net gain (loss)			(4,693)

Increase (decrease) in net assets from operations			$(830)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,863	$1,944
Net realized gain (loss)		(47)	(1,567)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(4,646)	4,228

Increase (decrease) in net assets from operations		(830)	4,605

Contract owner transactions:
Proceeds from units sold		9,721	19,705
Cost of units redeemed		(3,610)	(28,463)
Account charges		(11)	(121)
Increase (decrease)		6,100	(8,879)
Net increase (decrease)		5,270	(4,274)
Net assets, beginning		56,795	61,069
Net assets, ending		$62,065	$56,795

Units sold		9,111	18,733
Units redeemed		(3,402)	(26,743)
Net increase (decrease)		5,709	(8,010)
Units outstanding, beginning		52,347	60,357
Units outstanding, ending		58,056	52,347

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$195,598
Cost of units redeemed/account charges			(138,958)
Net investment income (loss)			15,846
Net realized gain (loss)			(1,503)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(8,918)
Net assets			$62,065

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.07	58	$62	1.25%	-1.5%	12/31/2022	$1.09	0	$0	1.00%	-1.2%	12/31/2022	$1.12	0	$0	0.75%	-1.0%
12/31/2021	1.08	52	57	1.25%	7.2%	12/31/2021	1.11	0	0	1.00%	7.5%	12/31/2021	1.13	0	0	0.75%	7.8%
12/31/2020	1.01	60	61	1.25%	-5.5%	12/31/2020	1.03	0	0	1.00%	-5.3%	12/31/2020	1.05	0	0	0.75%	-5.1%
12/31/2019	1.07	52	56	1.25%	1.1%	12/31/2019	1.09	0	0	1.00%	1.3%	12/31/2019	1.10	0	0	0.75%	1.6%
12/31/2018	1.06	48	51	1.25%	-2.1%	12/31/2018	1.07	0	0	1.00%	-1.9%	12/31/2018	1.08	0	0	0.75%	-1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.14	0	$0	0.50%	-0.7%	12/31/2022	$1.16	0	$0	0.25%	-0.5%	12/31/2022	$1.19	0	$0	0.00%	-0.2%
12/31/2021	1.15	0	0	0.50%	8.0%	12/31/2021	1.17	0	0	0.25%	8.3%	12/31/2021	1.19	0	0	0.00%	8.6%
12/31/2020	1.06	0	0	0.50%	-4.8%	12/31/2020	1.08	0	0	0.25%	-4.6%	12/31/2020	1.10	0	0	0.00%	-4.3%
12/31/2019	1.12	0	0	0.50%	1.9%	12/31/2019	1.13	0	0	0.25%	2.1%	12/31/2019	1.15	0	0	0.00%	2.4%
12/31/2018	1.10	0	0	0.50%	-1.4%	12/31/2018	1.11	0	0	0.25%	-1.1%	12/31/2018	1.12	0	0	0.00%	-0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	7.7%
2021	4.6%
2020	4.5%
2019	5.0%
2018	4.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Sen Floating Rate Y Class - 06-062

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.09
Band 100	-	-	1.12
Band 75	-	-	1.14
Band 50	-	-	1.16
Band 25	-	-	1.19
Band 0	-	-	1.21
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$73
Net realized gain (loss)		-	(2,840)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	3,139

Increase (decrease) in net assets from operations		-	372

Contract owner transactions:
Proceeds from units sold		-	25
Cost of units redeemed		-	(23,114)
Account charges		-	-
Increase (decrease)		-	(23,089)
Net increase (decrease)		-	(22,717)
Net assets, beginning		-	22,717
Net assets, ending		$-	$-

Units sold		-	33
Units redeemed		-	(22,161)
Net increase (decrease)		-	(22,128)
Units outstanding, beginning		-	22,128
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$408,096
Cost of units redeemed/account charges			(417,151)
Net investment income (loss)			9,694
Net realized gain (loss)			(639)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.09	0	$0	1.25%	-1.2%	12/31/2022	$1.12	0	$0	1.00%	-1.0%	12/31/2022	$1.14	0	$0	0.75%	-0.8%
12/31/2021	1.11	0	0	1.25%	7.7%	12/31/2021	1.13	0	0	1.00%	7.9%	12/31/2021	1.15	0	0	0.75%	8.2%
12/31/2020	1.03	22	23	1.25%	-5.3%	12/31/2020	1.04	0	0	1.00%	-5.1%	12/31/2020	1.06	0	0	0.75%	-4.8%
12/31/2019	1.08	18	20	1.25%	1.3%	12/31/2019	1.10	0	0	1.00%	1.6%	12/31/2019	1.11	0	0	0.75%	1.8%
12/31/2018	1.07	19	20	1.25%	-2.0%	12/31/2018	1.08	0	0	1.00%	-1.8%	12/31/2018	1.09	0	0	0.75%	-1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.16	0	$0	0.50%	-0.5%	12/31/2022	$1.19	0	$0	0.25%	-0.3%	12/31/2022	$1.21	0	$0	0.00%	0.0%
12/31/2021	1.17	0	0	0.50%	8.5%	12/31/2021	1.19	0	0	0.25%	8.8%	12/31/2021	1.21	0	0	0.00%	9.0%
12/31/2020	1.08	0	0	0.50%	-4.6%	12/31/2020	1.10	0	0	0.25%	-4.4%	12/31/2020	1.11	0	0	0.00%	-4.1%
12/31/2019	1.13	0	0	0.50%	2.1%	12/31/2019	1.15	0	0	0.25%	2.4%	12/31/2019	1.16	0	0	0.00%	2.6%
12/31/2018	1.11	0	0	0.50%	-1.3%	12/31/2018	1.12	0	0	0.25%	-1.0%	12/31/2018	1.13	0	0	0.00%	-0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.9%
2020	4.6%
2019	4.9%
2018	7.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Comstock Sel A Class - 06-317

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$57,301	$61,152	1,821
Receivables: investments sold	-
Payables: investments purchased	(1,909)
Net assets	$55,392

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$55,392	25,507	$2.17
Band 100	-	-	2.26
Band 75	-	-	2.34
Band 50	-	-	2.43
Band 25	-	-	2.53
Band 0	-	-	2.62
Total	$55,392	25,507

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,217
Mortality & expense charges			(1,195)
Net investment income (loss)			22

Gain (loss) on investments:
Net realized gain (loss)			(536)
Realized gain distributions			7,571
Net change in unrealized appreciation (depreciation)			(11,493)
Net gain (loss)			(4,458)

Increase (decrease) in net assets from operations			$(4,436)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$22	$(128)
Net realized gain (loss)		(536)	15,082
Realized gain distributions		7,571	5,234
Net change in unrealized appreciation (depreciation)		(11,493)	19,630

Increase (decrease) in net assets from operations		(4,436)	39,818

Contract owner transactions:
Proceeds from units sold		8,300	18,349
Cost of units redeemed		(78,261)	(78,415)
Account charges		(322)	(459)
Increase (decrease)		(70,283)	(60,525)
Net increase (decrease)		(74,719)	(20,707)
Net assets, beginning		130,111	150,818
Net assets, ending		$55,392	$130,111

Units sold		3,976	9,293
Units redeemed		(39,615)	(39,219)
Net increase (decrease)		(35,639)	(29,926)
Units outstanding, beginning		61,146	91,072
Units outstanding, ending		25,507	61,146

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,160,108
Cost of units redeemed/account charges			(1,302,718)
Net investment income (loss)			6,970
Net realized gain (loss)			130,035
Realized gain distributions			64,848
Net change in unrealized appreciation (depreciation)			(3,851)
Net assets			$55,392

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.17	26	$55	1.25%	2.1%	12/31/2022	$2.26	0	$0	1.00%	2.3%	12/31/2022	$2.34	0	$0	0.75%	2.6%
12/31/2021	2.13	61	130	1.25%	28.5%	12/31/2021	2.20	0	0	1.00%	28.8%	12/31/2021	2.28	0	0	0.75%	29.1%
12/31/2020	1.66	91	151	1.25%	-1.6%	12/31/2020	1.71	0	0	1.00%	-1.3%	12/31/2020	1.77	0	0	0.75%	-1.1%
12/31/2019	1.68	85	144	1.25%	25.9%	12/31/2019	1.73	0	0	1.00%	26.2%	12/31/2019	1.79	0	0	0.75%	26.5%
12/31/2018	1.34	81	108	1.25%	-12.5%	12/31/2018	1.37	0	0	1.00%	-12.2%	12/31/2018	1.41	0	0	0.75%	-12.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.43	0	$0	0.50%	2.8%	12/31/2022	$2.53	0	$0	0.25%	3.1%	12/31/2022	$2.62	0	$0	0.00%	3.3%
12/31/2021	2.37	0	0	0.50%	29.5%	12/31/2021	2.45	0	0	0.25%	29.8%	12/31/2021	2.54	0	0	0.00%	30.1%
12/31/2020	1.83	0	0	0.50%	-0.8%	12/31/2020	1.89	0	0	0.25%	-0.6%	12/31/2020	1.95	0	0	0.00%	-0.3%
12/31/2019	1.84	0	0	0.50%	26.9%	12/31/2019	1.90	0	0	0.25%	27.2%	12/31/2019	1.96	0	0	0.00%	27.5%
12/31/2018	1.45	0	0	0.50%	-11.8%	12/31/2018	1.49	0	0	0.25%	-11.6%	12/31/2018	1.54	0	0	0.00%	-11.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.3%
2021	1.1%
2020	2.3%
2019	2.0%
2018	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Comstock Sel Y Class - 06-762 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.63
Band 100	-	-	2.70
Band 75	-	-	2.77
Band 50	-	-	2.84
Band 25	-	-	2.91
Band 0	-	-	2.99
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$125,809
Cost of units redeemed/account charges			(122,745)
Net investment income (loss)			1,299
Net realized gain (loss)			(22,225)
Realized gain distributions			17,862
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.63	0	$0	1.25%	2.3%	12/31/2022	$2.70	0	$0	1.00%	2.6%	12/31/2022	$2.77	0	$0	0.75%	2.8%
12/31/2021	2.57	0	0	1.25%	28.8%	12/31/2021	2.63	0	0	1.00%	29.2%	12/31/2021	2.69	0	0	0.75%	29.5%
12/31/2020	2.00	0	0	1.25%	-1.3%	12/31/2020	2.04	0	0	1.00%	-1.1%	12/31/2020	2.08	0	0	0.75%	-0.8%
12/31/2019	2.02	30	61	1.25%	26.2%	12/31/2019	2.06	0	0	1.00%	26.5%	12/31/2019	2.10	0	0	0.75%	26.8%
12/31/2018	1.60	25	41	1.25%	-12.2%	12/31/2018	1.63	0	0	1.00%	-12.0%	12/31/2018	1.65	0	0	0.75%	-11.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.84	0	$0	0.50%	3.1%	12/31/2022	$2.91	0	$0	0.25%	3.3%	12/31/2022	$2.99	0	$0	0.00%	3.6%
12/31/2021	2.75	0	0	0.50%	29.8%	12/31/2021	2.82	0	0	0.25%	30.1%	12/31/2021	2.88	0	0	0.00%	30.4%
12/31/2020	2.12	0	0	0.50%	-0.6%	12/31/2020	2.17	0	0	0.25%	-0.3%	12/31/2020	2.21	0	0	0.00%	-0.1%
12/31/2019	2.13	0	0	0.50%	27.1%	12/31/2019	2.17	0	0	0.25%	27.5%	12/31/2019	2.21	0	0	0.00%	27.8%
12/31/2018	1.68	0	0	0.50%	-11.6%	12/31/2018	1.70	0	0	0.25%	-11.3%	12/31/2018	1.73	0	0	0.00%	-11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.6%
2019	2.3%
2018	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Prt Active Alloc Y Class - 06-893

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.34
Band 100	-	-	1.37
Band 75	-	-	1.40
Band 50	-	-	1.43
Band 25	-	-	1.45
Band 0	-	-	1.48
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(198)
Net realized gain (loss)		-	6,254
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	(2,497)

Increase (decrease) in net assets from operations		-	3,559

Contract owner transactions:
Proceeds from units sold		-	872
Cost of units redeemed		-	(63,031)
Account charges		-	(52)
Increase (decrease)		-	(62,211)
Net increase (decrease)		-	(58,652)
Net assets, beginning		-	58,652
Net assets, ending		$-	$-

Units sold		-	3,153
Units redeemed		-	(42,507)
Net increase (decrease)		-	(39,354)
Units outstanding, beginning		-	39,354
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$347,915
Cost of units redeemed/account charges			(383,454)
Net investment income (loss)			3,911
Net realized gain (loss)			15,174
Realized gain distributions			16,454
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.34	0	$0	1.25%	-20.2%	12/31/2022	$1.37	0	$0	1.00%	-20.0%	12/31/2022	$1.40	0	$0	0.75%	-19.8%
12/31/2021	1.68	0	0	1.25%	12.8%	12/31/2021	1.71	0	0	1.00%	13.1%	12/31/2021	1.74	0	0	0.75%	13.4%
12/31/2020	1.49	39	59	1.25%	11.8%	12/31/2020	1.51	0	0	1.00%	12.1%	12/31/2020	1.54	0	0	0.75%	12.4%
12/31/2019	1.33	150	200	1.25%	22.1%	12/31/2019	1.35	0	0	1.00%	22.4%	12/31/2019	1.37	0	0	0.75%	22.7%
12/31/2018	1.09	144	157	1.25%	-10.5%	12/31/2018	1.10	0	0	1.00%	-10.3%	12/31/2018	1.11	0	0	0.75%	-10.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.43	0	$0	0.50%	-19.6%	12/31/2022	$1.45	0	$0	0.25%	-19.4%	12/31/2022	$1.48	0	$0	0.00%	-19.2%
12/31/2021	1.77	0	0	0.50%	13.7%	12/31/2021	1.80	0	0	0.25%	14.0%	12/31/2021	1.83	0	0	0.00%	14.2%
12/31/2020	1.56	0	0	0.50%	12.7%	12/31/2020	1.58	0	0	0.25%	12.9%	12/31/2020	1.61	0	0	0.00%	13.2%
12/31/2019	1.38	0	0	0.50%	23.0%	12/31/2019	1.40	0	0	0.25%	23.3%	12/31/2019	1.42	0	0	0.00%	23.6%
12/31/2018	1.12	0	0	0.50%	-9.9%	12/31/2018	1.14	0	0	0.25%	-9.6%	12/31/2018	1.15	0	0	0.00%	-9.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.5%
2019	3.3%
2018	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Core Bond Y Class - 06-894

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$141,420	$167,297	25,135
Receivables: investments sold	94
Payables: investments purchased	-
Net assets	$141,514

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$141,514	143,661	$0.99
Band 100	-	-	1.00
Band 75	-	-	1.03
Band 50	-	-	1.05
Band 25	-	-	1.07
Band 0	-	-	1.09
Total	$141,514	143,661

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$4,479
Mortality & expense charges			(1,811)
Net investment income (loss)			2,668

Gain (loss) on investments:
Net realized gain (loss)			(982)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(25,945)
Net gain (loss)			(26,927)

Increase (decrease) in net assets from operations			$(24,259)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,668	$1,392
Net realized gain (loss)		(982)	3,942
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(25,945)	(11,419)

Increase (decrease) in net assets from operations		(24,259)	(6,085)

Contract owner transactions:
Proceeds from units sold		13,725	19,448
Cost of units redeemed		(7,797)	(336,324)
Account charges		(22)	(23)
Increase (decrease)		5,906	(316,899)
Net increase (decrease)		(18,353)	(322,984)
Net assets, beginning		159,867	482,851
Net assets, ending		$141,514	$159,867

Units sold		13,215	16,706
Units redeemed		(7,531)	(285,386)
Net increase (decrease)		5,684	(268,680)
Units outstanding, beginning		137,977	406,657
Units outstanding, ending		143,661	137,977

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$4,108,108
Cost of units redeemed/account charges			(4,015,612)
Net investment income (loss)			70,272
Net realized gain (loss)			(25,977)
Realized gain distributions			30,600
Net change in unrealized appreciation (depreciation)			(25,877)
Net assets			$141,514

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.99	144	$142	1.25%	-15.0%	12/31/2022	$1.00	0	$0	1.00%	-14.8%	12/31/2022	$1.03	0	$0	0.75%	-14.6%
12/31/2021	1.16	138	160	1.25%	-2.4%	12/31/2021	1.18	0	0	1.00%	-2.2%	12/31/2021	1.20	0	0	0.75%	-1.9%
12/31/2020	1.19	407	483	1.25%	8.1%	12/31/2020	1.21	0	0	1.00%	8.4%	12/31/2020	1.22	0	0	0.75%	8.7%
12/31/2019	1.10	443	487	1.25%	8.6%	12/31/2019	1.11	0	0	1.00%	8.8%	12/31/2019	1.13	0	0	0.75%	9.1%
12/31/2018	1.01	545	551	1.25%	-2.1%	12/31/2018	1.02	0	0	1.00%	-1.8%	12/31/2018	1.03	0	0	0.75%	-1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.05	0	$0	0.50%	-14.3%	12/31/2022	$1.07	0	$0	0.25%	-14.1%	12/31/2022	$1.09	0	$0	0.00%	-13.9%
12/31/2021	1.22	0	0	0.50%	-1.7%	12/31/2021	1.24	0	0	0.25%	-1.4%	12/31/2021	1.26	0	0	0.00%	-1.2%
12/31/2020	1.24	0	0	0.50%	9.0%	12/31/2020	1.26	0	0	0.25%	9.2%	12/31/2020	1.28	0	0	0.00%	9.5%
12/31/2019	1.14	0	0	0.50%	9.4%	12/31/2019	1.15	0	0	0.25%	9.7%	12/31/2019	1.17	0	0	0.00%	9.9%
12/31/2018	1.04	0	0	0.50%	-1.3%	12/31/2018	1.05	0	0	0.25%	-1.1%	12/31/2018	1.06	0	0	0.00%	-0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.0%
2021	1.2%
2020	2.2%
2019	3.4%
2018	3.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Prt Active Alloc A Class - 06-924

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,459	$5,286	375
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$4,460

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,460	3,386	$1.32
Band 100	-	-	1.34
Band 75	-	-	1.37
Band 50	-	-	1.40
Band 25	-	-	1.43
Band 0	-	-	1.45
Total	$4,460	3,386

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$60
Mortality & expense charges			(49)
Net investment income (loss)			11

Gain (loss) on investments:
Net realized gain (loss)			(6)
Realized gain distributions			138
Net change in unrealized appreciation (depreciation)			(975)
Net gain (loss)			(843)

Increase (decrease) in net assets from operations			$(832)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11	$22
Net realized gain (loss)		(6)	2
Realized gain distributions		138	162
Net change in unrealized appreciation (depreciation)		(975)	112

Increase (decrease) in net assets from operations		(832)	298

Contract owner transactions:
Proceeds from units sold		2,535	161
Cost of units redeemed		(22)	-
Account charges		(5)	(3)
Increase (decrease)		2,508	158
Net increase (decrease)		1,676	456
Net assets, beginning		2,784	2,328
Net assets, ending		$4,460	$2,784

Units sold		1,720	101
Units redeemed		(18)	(2)
Net increase (decrease)		1,702	99
Units outstanding, beginning		1,684	1,585
Units outstanding, ending		3,386	1,684

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,358,893
Cost of units redeemed/account charges			(1,627,891)
Net investment income (loss)			10,419
Net realized gain (loss)			263,246
Realized gain distributions			620
Net change in unrealized appreciation (depreciation)			(827)
Net assets			$4,460

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.32	3	$4	1.25%	-20.3%	12/31/2022	$1.34	0	$0	1.00%	-20.1%	12/31/2022	$1.37	0	$0	0.75%	-19.9%
12/31/2021	1.65	2	3	1.25%	12.5%	12/31/2021	1.68	0	0	1.00%	12.8%	12/31/2021	1.71	0	0	0.75%	13.1%
12/31/2020	1.47	2	2	1.25%	11.6%	12/31/2020	1.49	0	0	1.00%	11.9%	12/31/2020	1.51	0	0	0.75%	12.2%
12/31/2019	1.32	1	1	1.25%	21.7%	12/31/2019	1.33	0	0	1.00%	22.1%	12/31/2019	1.35	0	0	0.75%	22.4%
12/31/2018	1.08	1	1	1.25%	-10.8%	12/31/2018	1.09	0	0	1.00%	-10.6%	12/31/2018	1.10	0	0	0.75%	-10.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.40	0	$0	0.50%	-19.7%	12/31/2022	$1.43	0	$0	0.25%	-19.5%	12/31/2022	$1.45	0	$0	0.00%	-19.3%
12/31/2021	1.74	0	0	0.50%	13.3%	12/31/2021	1.77	0	0	0.25%	13.6%	12/31/2021	1.80	0	0	0.00%	13.9%
12/31/2020	1.54	0	0	0.50%	12.5%	12/31/2020	1.56	0	0	0.25%	12.8%	12/31/2020	1.58	0	0	0.00%	13.0%
12/31/2019	1.37	0	0	0.50%	22.7%	12/31/2019	1.38	0	0	0.25%	23.0%	12/31/2019	1.40	0	0	0.00%	23.3%
12/31/2018	1.11	0	0	0.50%	-10.1%	12/31/2018	1.12	0	0	0.25%	-9.9%	12/31/2018	1.14	16	18	0.00%	-9.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.7%
2021	2.1%
2020	0.9%
2019	0.4%
2018	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Core Bond A Class - 06-926

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,318,120	$1,550,686	228,815
Receivables: investments sold	-
Payables: investments purchased	(20,209)
Net assets	$1,297,911

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,297,911	1,348,410	$0.96
Band 100	-	-	0.98
Band 75	-	-	1.00
Band 50	-	-	1.02
Band 25	-	-	1.04
Band 0	-	-	1.06
Total	$1,297,911	1,348,410

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$37,927
Mortality & expense charges			(16,672)
Net investment income (loss)			21,255

Gain (loss) on investments:
Net realized gain (loss)			(40,701)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(209,439)
Net gain (loss)			(250,140)

Increase (decrease) in net assets from operations			$(228,885)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$21,255	$7,598
Net realized gain (loss)		(40,701)	(12,199)
Realized gain distributions		-	(1)
Net change in unrealized appreciation (depreciation)		(209,439)	(45,173)

Increase (decrease) in net assets from operations		(228,885)	(49,775)

Contract owner transactions:
Proceeds from units sold		256,588	201,012
Cost of units redeemed		(280,183)	(366,653)
Account charges		(540)	(556)
Increase (decrease)		(24,135)	(166,197)
Net increase (decrease)		(253,020)	(215,972)
Net assets, beginning		1,550,931	1,766,903
Net assets, ending		$1,297,911	$1,550,931

Units sold		257,876	175,831
Units redeemed		(277,072)	(322,356)
Net increase (decrease)		(19,196)	(146,525)
Units outstanding, beginning		1,367,606	1,514,131
Units outstanding, ending		1,348,410	1,367,606

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$3,640,530
Cost of units redeemed/account charges			(2,255,126)
Net investment income (loss)			105,701
Net realized gain (loss)			(40,271)
Realized gain distributions			79,643
Net change in unrealized appreciation (depreciation)			(232,566)
Net assets			$1,297,911

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.96	1,348	$1,298	1.25%	-15.1%	12/31/2022	$0.98	0	$0	1.00%	-14.9%	12/31/2022	$1.00	0	$0	0.75%	-14.7%
12/31/2021	1.13	1,368	1,551	1.25%	-2.8%	12/31/2021	1.15	0	0	1.00%	-2.6%	12/31/2021	1.17	0	0	0.75%	-2.3%
12/31/2020	1.17	1,514	1,767	1.25%	7.9%	12/31/2020	1.18	0	0	1.00%	8.2%	12/31/2020	1.20	0	0	0.75%	8.5%
12/31/2019	1.08	1,231	1,331	1.25%	8.2%	12/31/2019	1.09	0	0	1.00%	8.5%	12/31/2019	1.11	0	0	0.75%	8.7%
12/31/2018	1.00	995	994	1.25%	-2.3%	12/31/2018	1.01	0	0	1.00%	-2.1%	12/31/2018	1.02	0	0	0.75%	-1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.02	0	$0	0.50%	-14.5%	12/31/2022	$1.04	0	$0	0.25%	-14.3%	12/31/2022	$1.06	0	$0	0.00%	-14.1%
12/31/2021	1.19	0	0	0.50%	-2.1%	12/31/2021	1.22	0	0	0.25%	-1.8%	12/31/2021	1.24	0	0	0.00%	-1.6%
12/31/2020	1.22	0	0	0.50%	8.7%	12/31/2020	1.24	0	0	0.25%	9.0%	12/31/2020	1.26	0	0	0.00%	9.3%
12/31/2019	1.12	0	0	0.50%	9.0%	12/31/2019	1.14	0	0	0.25%	9.3%	12/31/2019	1.15	0	0	0.00%	9.6%
12/31/2018	1.03	0	0	0.50%	-1.6%	12/31/2018	1.04	0	0	0.25%	-1.4%	12/31/2018	1.05	0	0	0.00%	-1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.7%
2021	1.7%
2020	1.7%
2019	2.7%
2018	3.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Developing Mkts R6 Class - 06-DDD

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,536,117	$7,983,547	186,588
Receivables: investments sold	-
Payables: investments purchased	(20,448)
Net assets	$6,515,669

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,914,704	4,387,984	$1.12
Band 100	-	-	1.14
Band 75	-	-	1.15
Band 50	-	-	1.17
Band 25	-	-	1.19
Band 0	1,600,965	1,325,075	1.21
Total	$6,515,669	5,713,059

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$76,148
Mortality & expense charges			(64,574)
Net investment income (loss)			11,574

Gain (loss) on investments:
Net realized gain (loss)			(425,434)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,892,577)
Net gain (loss)			(2,318,011)

Increase (decrease) in net assets from operations			$(2,306,437)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11,574	$(32,708)
Net realized gain (loss)		(425,434)	552,233
Realized gain distributions		-	411,685
Net change in unrealized appreciation (depreciation)		(1,892,577)	(1,692,028)

Increase (decrease) in net assets from operations		(2,306,437)	(760,818)

Contract owner transactions:
Proceeds from units sold		1,209,403	2,584,845
Cost of units redeemed		(1,247,214)	(1,854,643)
Account charges		(5,104)	(6,537)
Increase (decrease)		(42,915)	723,665
Net increase (decrease)		(2,349,352)	(37,153)
Net assets, beginning		8,865,021	8,902,174
Net assets, ending		$6,515,669	$8,865,021

Units sold		1,007,233	2,105,290
Units redeemed		(1,064,609)	(1,656,948)
Net increase (decrease)		(57,376)	448,342
Units outstanding, beginning		5,770,435	5,322,093
Units outstanding, ending		5,713,059	5,770,435

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$15,968,946
Cost of units redeemed/account charges			(9,078,124)
Net investment income (loss)			(1,580)
Net realized gain (loss)			521,332
Realized gain distributions			552,525
Net change in unrealized appreciation (depreciation)			(1,447,430)
Net assets			$6,515,669

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.12	4,388	$4,915	1.25%	-25.8%	12/31/2022	$1.14	0	$0	1.00%	-25.6%	12/31/2022	$1.15	0	$0	0.75%	-25.4%
12/31/2021	1.51	4,181	6,310	1.25%	-8.3%	12/31/2021	1.53	0	0	1.00%	-8.1%	12/31/2021	1.55	0	0	0.75%	-7.8%
12/31/2020	1.65	3,630	5,974	1.25%	16.2%	12/31/2020	1.66	0	0	1.00%	16.5%	12/31/2020	1.68	0	0	0.75%	16.8%
12/31/2019	1.42	3,469	4,913	1.25%	23.0%	12/31/2019	1.43	0	0	1.00%	23.3%	12/31/2019	1.44	0	0	0.75%	23.6%
12/31/2018	1.15	3,236	3,726	1.25%	-12.9%	12/31/2018	1.16	0	0	1.00%	-12.7%	12/31/2018	1.16	0	0	0.75%	-12.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.17	0	$0	0.50%	-25.2%	12/31/2022	$1.19	0	$0	0.25%	-25.0%	12/31/2022	$1.21	1,325	$1,601	0.00%	-24.8%
12/31/2021	1.57	0	0	0.50%	-7.6%	12/31/2021	1.59	0	0	0.25%	-7.4%	12/31/2021	1.61	1,589	2,555	0.00%	-7.1%
12/31/2020	1.70	0	0	0.50%	17.1%	12/31/2020	1.71	0	0	0.25%	17.4%	12/31/2020	1.73	1,692	2,929	0.00%	17.7%
12/31/2019	1.45	0	0	0.50%	23.9%	12/31/2019	1.46	0	0	0.25%	24.2%	12/31/2019	1.47	1,883	2,771	0.00%	24.5%
12/31/2018	1.17	0	0	0.50%	-12.2%	12/31/2018	1.18	0	0	0.25%	-12.0%	12/31/2018	1.18	1,939	2,291	0.00%	-11.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.0%
2021	0.5%
2020	0.4%
2019	0.7%
2018	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Intl SmMid Co R6 Class - 06-FCC

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$67,398	$83,490	1,694
Receivables: investments sold	-
Payables: investments purchased	(1,244)
Net assets	$66,154

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$66,154	45,509	$1.45
Band 100	-	-	1.48
Band 75	-	-	1.50
Band 50	-	-	1.52
Band 25	-	-	1.54
Band 0	-	-	1.57
Total	$66,154	45,509

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$286
Mortality & expense charges			(818)
Net investment income (loss)			(532)

Gain (loss) on investments:
Net realized gain (loss)			652
Realized gain distributions			185
Net change in unrealized appreciation (depreciation)			(26,780)
Net gain (loss)			(25,943)

Increase (decrease) in net assets from operations			$(26,475)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(532)	$(660)
Net realized gain (loss)		652	162
Realized gain distributions		185	7,869
Net change in unrealized appreciation (depreciation)		(26,780)	2,210

Increase (decrease) in net assets from operations		(26,475)	9,581

Contract owner transactions:
Proceeds from units sold		11,039	6,641
Cost of units redeemed		(1,254)	(4,779)
Account charges		-	-
Increase (decrease)		9,785	1,862
Net increase (decrease)		(16,690)	11,443
Net assets, beginning		82,844	71,401
Net assets, ending		$66,154	$82,844

Units sold		7,502	3,310
Units redeemed		(862)	(2,242)
Net increase (decrease)		6,640	1,068
Units outstanding, beginning		38,869	37,801
Units outstanding, ending		45,509	38,869

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$75,996
Cost of units redeemed/account charges			(12,213)
Net investment income (loss)			(1,997)
Net realized gain (loss)			851
Realized gain distributions			19,609
Net change in unrealized appreciation (depreciation)			(16,092)
Net assets			$66,154

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.45	46	$66	1.25%	-31.8%	12/31/2022	$1.48	0	$0	1.00%	-31.6%	12/31/2022	$1.50	0	$0	0.75%	-31.5%
12/31/2021	2.13	39	83	1.25%	12.8%	12/31/2021	2.16	0	0	1.00%	13.1%	12/31/2021	2.19	0	0	0.75%	13.4%
12/31/2020	1.89	38	71	1.25%	23.7%	12/31/2020	1.91	0	0	1.00%	24.0%	12/31/2020	1.93	0	0	0.75%	24.3%
12/31/2019	1.53	33	51	1.25%	23.7%	12/31/2019	1.54	0	0	1.00%	24.0%	12/31/2019	1.55	0	0	0.75%	24.3%
12/31/2018	1.23	31	38	1.25%	-10.2%	12/31/2018	1.24	0	0	1.00%	-10.0%	12/31/2018	1.25	0	0	0.75%	-9.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.52	0	$0	0.50%	-31.3%	12/31/2022	$1.54	0	$0	0.25%	-31.1%	12/31/2022	$1.57	0	$0	0.00%	-30.9%
12/31/2021	2.21	0	0	0.50%	13.7%	12/31/2021	2.24	0	0	0.25%	14.0%	12/31/2021	2.27	0	0	0.00%	14.3%
12/31/2020	1.95	0	0	0.50%	24.6%	12/31/2020	1.97	0	0	0.25%	24.9%	12/31/2020	1.99	0	0	0.00%	25.2%
12/31/2019	1.56	0	0	0.50%	24.7%	12/31/2019	1.57	0	0	0.25%	25.0%	12/31/2019	1.59	0	0	0.00%	25.3%
12/31/2018	1.25	0	0	0.50%	-9.5%	12/31/2018	1.26	0	0	0.25%	-9.3%	12/31/2018	1.27	0	0	0.00%	-9.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.4%
2021	0.4%
2020	0.0%
2019	0.5%
2018	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Intl Growth R6 Class - 06-FNC

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$72,973	$98,174	2,220
Receivables: investments sold	397
Payables: investments purchased	-
Net assets	$73,370

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$73,370	59,141	$1.24
Band 100	-	-	1.26
Band 75	-	-	1.28
Band 50	-	-	1.30
Band 25	-	-	1.32
Band 0	-	-	1.34
Total	$73,370	59,141

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$182
Mortality & expense charges			(867)
Net investment income (loss)			(685)

Gain (loss) on investments:
Net realized gain (loss)			(263)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(22,814)
Net gain (loss)			(23,077)

Increase (decrease) in net assets from operations			$(23,762)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(685)	$(7,618)
Net realized gain (loss)		(263)	196,674
Realized gain distributions		-	9,904
Net change in unrealized appreciation (depreciation)		(22,814)	(114,955)

Increase (decrease) in net assets from operations		(23,762)	84,005

Contract owner transactions:
Proceeds from units sold		12,651	38,469
Cost of units redeemed		(36)	(1,147,836)
Account charges		(205)	(224)
Increase (decrease)		12,410	(1,109,591)
Net increase (decrease)		(11,352)	(1,025,586)
Net assets, beginning		84,722	1,110,308
Net assets, ending		$73,370	$84,722

Units sold		10,104	23,527
Units redeemed		(195)	(681,506)
Net increase (decrease)		9,909	(657,979)
Units outstanding, beginning		49,232	707,211
Units outstanding, ending		59,141	49,232

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$9,893,159
Cost of units redeemed/account charges			(10,366,554)
Net investment income (loss)			(19,162)
Net realized gain (loss)			437,616
Realized gain distributions			153,512
Net change in unrealized appreciation (depreciation)			(25,201)
Net assets			$73,370

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.24	59	$73	1.25%	-27.9%	12/31/2022	$1.26	0	$0	1.00%	-27.7%	12/31/2022	$1.28	0	$0	0.75%	-27.5%
12/31/2021	1.72	49	85	1.25%	9.6%	12/31/2021	1.74	0	0	1.00%	9.9%	12/31/2021	1.77	0	0	0.75%	10.2%
12/31/2020	1.57	707	1,110	1.25%	20.9%	12/31/2020	1.59	0	0	1.00%	21.2%	12/31/2020	1.60	0	0	0.75%	21.5%
12/31/2019	1.30	2,150	2,792	1.25%	27.6%	12/31/2019	1.31	0	0	1.00%	27.9%	12/31/2019	1.32	0	0	0.75%	28.2%
12/31/2018	1.02	3,938	4,009	1.25%	-20.2%	12/31/2018	1.02	0	0	1.00%	-20.0%	12/31/2018	1.03	0	0	0.75%	-19.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.30	0	$0	0.50%	-27.4%	12/31/2022	$1.32	0	$0	0.25%	-27.2%	12/31/2022	$1.34	0	$0	0.00%	-27.0%
12/31/2021	1.79	0	0	0.50%	10.4%	12/31/2021	1.81	0	0	0.25%	10.7%	12/31/2021	1.83	0	0	0.00%	11.0%
12/31/2020	1.62	0	0	0.50%	21.8%	12/31/2020	1.64	0	0	0.25%	22.1%	12/31/2020	1.65	0	0	0.00%	22.4%
12/31/2019	1.33	0	0	0.50%	28.5%	12/31/2019	1.34	0	0	0.25%	28.8%	12/31/2019	1.35	0	0	0.00%	29.2%
12/31/2018	1.03	0	0	0.50%	-19.6%	12/31/2018	1.04	0	0	0.25%	-19.4%	12/31/2018	1.04	0	0	0.00%	-19.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.2%
2021	0.1%
2020	0.1%
2019	1.3%
2018	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Global R6 Class - 06-FYV

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$435,061	$600,467	5,757
Receivables: investments sold	867
Payables: investments purchased	-
Net assets	$435,928

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$435,928	358,279	$1.22
Band 100	-	-	1.23
Band 75	-	-	1.25
Band 50	-	-	1.27
Band 25	-	-	1.29
Band 0	-	-	1.30
Total	$435,928	358,279

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(5,638)
Net investment income (loss)			(5,638)

Gain (loss) on investments:
Net realized gain (loss)			(9,440)
Realized gain distributions			53,431
Net change in unrealized appreciation (depreciation)			(229,665)
Net gain (loss)			(185,674)

Increase (decrease) in net assets from operations			$(191,312)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,638)	$(5,216)
Net realized gain (loss)		(9,440)	14,617
Realized gain distributions		53,431	34,125
Net change in unrealized appreciation (depreciation)		(229,665)	22,938

Increase (decrease) in net assets from operations		(191,312)	66,464

Contract owner transactions:
Proceeds from units sold		239,596	660,355
Cost of units redeemed		(129,920)	(339,847)
Account charges		(784)	(865)
Increase (decrease)		108,892	319,643
Net increase (decrease)		(82,420)	386,107
Net assets, beginning		518,348	132,241
Net assets, ending		$435,928	$518,348

Units sold		162,679	415,283
Units redeemed		(90,937)	(212,328)
Net increase (decrease)		71,742	202,955
Units outstanding, beginning		286,537	83,582
Units outstanding, ending		358,279	286,537

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,065,207
Cost of units redeemed/account charges			(548,153)
Net investment income (loss)			(12,828)
Net realized gain (loss)			(3,503)
Realized gain distributions			100,611
Net change in unrealized appreciation (depreciation)			(165,406)
Net assets			$435,928

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.22	358	$436	1.25%	-32.7%	12/31/2022	$1.23	0	$0	1.00%	-32.6%	12/31/2022	$1.25	0	$0	0.75%	-32.4%
12/31/2021	1.81	287	518	1.25%	14.3%	12/31/2021	1.83	0	0	1.00%	14.6%	12/31/2021	1.85	0	0	0.75%	14.9%
12/31/2020	1.58	84	132	1.25%	26.5%	12/31/2020	1.60	0	0	1.00%	26.8%	12/31/2020	1.61	0	0	0.75%	27.1%
12/31/2019	1.25	80	100	1.25%	30.5%	12/31/2019	1.26	0	0	1.00%	30.8%	12/31/2019	1.27	0	0	0.75%	31.1%
12/31/2018	0.96	75	72	1.25%	-14.3%	12/31/2018	0.96	0	0	1.00%	-14.1%	12/31/2018	0.97	0	0	0.75%	-13.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.27	0	$0	0.50%	-32.2%	12/31/2022	$1.29	0	$0	0.25%	-32.1%	12/31/2022	$1.30	0	$0	0.00%	-31.9%
12/31/2021	1.87	0	0	0.50%	15.2%	12/31/2021	1.89	0	0	0.25%	15.5%	12/31/2021	1.91	0	0	0.00%	15.8%
12/31/2020	1.62	0	0	0.50%	27.5%	12/31/2020	1.64	0	0	0.25%	27.8%	12/31/2020	1.65	0	0	0.00%	28.1%
12/31/2019	1.27	0	0	0.50%	31.4%	12/31/2019	1.28	0	0	0.25%	31.8%	12/31/2019	1.29	0	0	0.00%	32.1%
12/31/2018	0.97	0	0	0.50%	-13.6%	12/31/2018	0.97	0	0	0.25%	-13.4%	12/31/2018	0.98	0	0	0.00%	-13.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.6%
2018	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Global Opps R6 Class - 06-FYW

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$252,122	$410,422	5,593
Receivables: investments sold	750
Payables: investments purchased	-
Net assets	$252,872

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$252,872	260,393	$0.97
Band 100	-	-	0.98
Band 75	-	-	1.00
Band 50	-	-	1.01
Band 25	-	-	1.03
Band 0	-	-	1.04
Total	$252,872	260,393

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(3,611)
Net investment income (loss)			(3,611)

Gain (loss) on investments:
Net realized gain (loss)			(26,715)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(141,013)
Net gain (loss)			(167,728)

Increase (decrease) in net assets from operations			$(171,339)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,611)	$(4,202)
Net realized gain (loss)		(26,715)	34,286
Realized gain distributions		-	17,484
Net change in unrealized appreciation (depreciation)		(141,013)	(48,764)

Increase (decrease) in net assets from operations		(171,339)	(1,196)

Contract owner transactions:
Proceeds from units sold		87,462	336,482
Cost of units redeemed		(32,863)	(171,146)
Account charges		(97)	(113)
Increase (decrease)		54,502	165,223
Net increase (decrease)		(116,837)	164,027
Net assets, beginning		369,709	205,682
Net assets, ending		$252,872	$369,709

Units sold		74,643	196,122
Units redeemed		(34,599)	(97,403)
Net increase (decrease)		40,044	98,719
Units outstanding, beginning		220,349	121,630
Units outstanding, ending		260,393	220,349

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$990,284
Cost of units redeemed/account charges			(606,733)
Net investment income (loss)			(9,840)
Net realized gain (loss)			(9,201)
Realized gain distributions			46,662
Net change in unrealized appreciation (depreciation)			(158,300)
Net assets			$252,872

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.97	260	$253	1.25%	-42.1%	12/31/2022	$0.98	0	$0	1.00%	-42.0%	12/31/2022	$1.00	0	$0	0.75%	-41.8%
12/31/2021	1.68	220	370	1.25%	-0.8%	12/31/2021	1.70	0	0	1.00%	-0.5%	12/31/2021	1.72	0	0	0.75%	-0.3%
12/31/2020	1.69	122	206	1.25%	38.4%	12/31/2020	1.71	0	0	1.00%	38.7%	12/31/2020	1.72	0	0	0.75%	39.1%
12/31/2019	1.22	20	24	1.25%	26.7%	12/31/2019	1.23	0	0	1.00%	27.0%	12/31/2019	1.24	0	0	0.75%	27.4%
12/31/2018	0.96	16	15	1.25%	-18.8%	12/31/2018	0.97	0	0	1.00%	-18.6%	12/31/2018	0.97	0	0	0.75%	-18.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.01	0	$0	0.50%	-41.7%	12/31/2022	$1.03	0	$0	0.25%	-41.5%	12/31/2022	$1.04	0	$0	0.00%	-41.4%
12/31/2021	1.74	0	0	0.50%	0.0%	12/31/2021	1.76	0	0	0.25%	0.2%	12/31/2021	1.78	0	0	0.00%	0.5%
12/31/2020	1.74	0	0	0.50%	39.4%	12/31/2020	1.75	0	0	0.25%	39.8%	12/31/2020	1.77	0	0	0.00%	40.1%
12/31/2019	1.25	0	0	0.50%	27.7%	12/31/2019	1.25	0	0	0.25%	28.0%	12/31/2019	1.26	0	0	0.00%	28.3%
12/31/2018	0.98	0	0	0.50%	-18.2%	12/31/2018	0.98	0	0	0.25%	-18.0%	12/31/2018	0.98	0	0	0.00%	-17.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Intl Bond R6 Class - 06-FYX

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$388,373	$474,684	89,821
Receivables: investments sold	-
Payables: investments purchased	(2,142)
Net assets	$386,231

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$386,231	444,660	$0.87
Band 100	-	-	0.88
Band 75	-	-	0.89
Band 50	-	-	0.91
Band 25	-	-	0.92
Band 0	-	-	0.93
Total	$386,231	444,660

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$13,506
Mortality & expense charges			(4,558)
Net investment income (loss)			8,948

Gain (loss) on investments:
Net realized gain (loss)			(3,502)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(58,697)
Net gain (loss)			(62,199)

Increase (decrease) in net assets from operations			$(53,251)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,948	$10,079
Net realized gain (loss)		(3,502)	(10,860)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(58,697)	(64,575)

Increase (decrease) in net assets from operations		(53,251)	(65,356)

Contract owner transactions:
Proceeds from units sold		60,895	192,485
Cost of units redeemed		(22,027)	(371,019)
Account charges		(230)	(45)
Increase (decrease)		38,638	(178,579)
Net increase (decrease)		(14,613)	(243,935)
Net assets, beginning		400,844	644,779
Net assets, ending		$386,231	$400,844

Units sold		70,517	187,166
Units redeemed		(24,737)	(359,011)
Net increase (decrease)		45,780	(171,845)
Units outstanding, beginning		398,880	570,725
Units outstanding, ending		444,660	398,880

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,168,187
Cost of units redeemed/account charges			(741,084)
Net investment income (loss)			69,009
Net realized gain (loss)			(23,570)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(86,311)
Net assets			$386,231

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.87	445	$386	1.25%	-13.6%	12/31/2022	$0.88	0	$0	1.00%	-13.3%	12/31/2022	$0.89	0	$0	0.75%	-13.1%
12/31/2021	1.00	399	401	1.25%	-11.0%	12/31/2021	1.02	0	0	1.00%	-10.8%	12/31/2021	1.03	0	0	0.75%	-10.6%
12/31/2020	1.13	571	645	1.25%	7.2%	12/31/2020	1.14	0	0	1.00%	7.5%	12/31/2020	1.15	0	0	0.75%	7.7%
12/31/2019	1.05	650	685	1.25%	8.7%	12/31/2019	1.06	0	0	1.00%	9.0%	12/31/2019	1.07	0	0	0.75%	9.3%
12/31/2018	0.97	593	574	1.25%	-6.7%	12/31/2018	0.97	0	0	1.00%	-6.5%	12/31/2018	0.98	0	0	0.75%	-6.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.91	0	$0	0.50%	-12.9%	12/31/2022	$0.92	0	$0	0.25%	-12.7%	12/31/2022	$0.93	0	$0	0.00%	-12.5%
12/31/2021	1.04	0	0	0.50%	-10.4%	12/31/2021	1.05	0	0	0.25%	-10.2%	12/31/2021	1.06	0	0	0.00%	-9.9%
12/31/2020	1.16	0	0	0.50%	8.0%	12/31/2020	1.17	0	0	0.25%	8.3%	12/31/2020	1.18	0	0	0.00%	8.6%
12/31/2019	1.07	0	0	0.50%	9.6%	12/31/2019	1.08	0	0	0.25%	9.8%	12/31/2019	1.09	0	0	0.00%	10.1%
12/31/2018	0.98	0	0	0.50%	-6.0%	12/31/2018	0.98	0	0	0.25%	-5.8%	12/31/2018	0.99	0	0	0.00%	-5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.4%
2021	3.2%
2020	3.1%
2019	5.4%
2018	5.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Sen Floating Rate R6 Class - 06-GCC

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6	$6	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$6

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6	6	$1.03
Band 100	-	-	1.04
Band 75	-	-	1.06
Band 50	-	-	1.07
Band 25	-	-	1.08
Band 0	-	-	1.10
Total	$6	6

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$2,692
Mortality & expense charges			(486)
Net investment income (loss)			2,206

Gain (loss) on investments:
Net realized gain (loss)			(3,707)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			470
Net gain (loss)			(3,237)

Increase (decrease) in net assets from operations			$(1,031)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,206	$2,972
Net realized gain (loss)		(3,707)	(16,080)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		470	20,871

Increase (decrease) in net assets from operations		(1,031)	7,763

Contract owner transactions:
Proceeds from units sold		10,652	12,289
Cost of units redeemed		(51,163)	(265,971)
Account charges		(107)	(254)
Increase (decrease)		(40,618)	(253,936)
Net increase (decrease)		(41,649)	(246,173)
Net assets, beginning		41,655	287,828
Net assets, ending		$6	$41,655

Units sold		10,305	14,929
Units redeemed		(50,411)	(273,487)
Net increase (decrease)		(40,106)	(258,558)
Units outstanding, beginning		40,112	298,670
Units outstanding, ending		6	40,112

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,086,456
Cost of units redeemed/account charges			(1,064,142)
Net investment income (loss)			50,311
Net realized gain (loss)			(72,619)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$6

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.03	0	$0	1.25%	-1.2%	12/31/2022	$1.04	0	$0	1.00%	-0.9%	12/31/2022	$1.06	0	$0	0.75%	-0.7%
12/31/2021	1.04	40	42	1.25%	7.8%	12/31/2021	1.05	0	0	1.00%	8.0%	12/31/2021	1.06	0	0	0.75%	8.3%
12/31/2020	0.96	299	288	1.25%	-5.2%	12/31/2020	0.97	0	0	1.00%	-5.0%	12/31/2020	0.98	0	0	0.75%	-4.7%
12/31/2019	1.02	446	454	1.25%	1.4%	12/31/2019	1.02	0	0	1.00%	1.7%	12/31/2019	1.03	0	0	0.75%	2.0%
12/31/2018	1.00	474	475	1.25%	-1.9%	12/31/2018	1.01	0	0	1.00%	-1.7%	12/31/2018	1.01	0	0	0.75%	-1.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.07	0	$0	0.50%	-0.4%	12/31/2022	$1.08	0	$0	0.25%	-0.2%	12/31/2022	$1.10	0	$0	0.00%	0.1%
12/31/2021	1.07	0	0	0.50%	8.6%	12/31/2021	1.09	0	0	0.25%	8.8%	12/31/2021	1.10	0	0	0.00%	9.1%
12/31/2020	0.99	0	0	0.50%	-4.5%	12/31/2020	1.00	0	0	0.25%	-4.2%	12/31/2020	1.01	0	0	0.00%	-4.0%
12/31/2019	1.04	0	0	0.50%	2.2%	12/31/2019	1.04	0	0	0.25%	2.5%	12/31/2019	1.05	0	0	0.00%	2.7%
12/31/2018	1.01	0	0	0.50%	-1.2%	12/31/2018	1.02	0	0	0.25%	-0.9%	12/31/2018	1.02	0	0	0.00%	-0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	12.9%
2021	2.4%
2020	6.1%
2019	5.5%
2018	3.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Disc MidCapGr R6 Class - 06-3F3

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,280,773	$1,328,012	48,368
Receivables: investments sold	-
Payables: investments purchased	(56,562)
Net assets	$1,224,211

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,224,211	934,581	$1.31
Band 100	-	-	1.32
Band 75	-	-	1.34
Band 50	-	-	1.36
Band 25	-	-	1.37
Band 0	-	-	1.39
Total	$1,224,211	934,581

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(4,190)
Net investment income (loss)			(4,190)

Gain (loss) on investments:
Net realized gain (loss)			(37,520)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(78,579)
Net gain (loss)			(116,099)

Increase (decrease) in net assets from operations			$(120,289)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,190)	$(2,358)
Net realized gain (loss)		(37,520)	2,992
Realized gain distributions		-	38,396
Net change in unrealized appreciation (depreciation)		(78,579)	(11,037)

Increase (decrease) in net assets from operations		(120,289)	27,993

Contract owner transactions:
Proceeds from units sold		1,942,903	149,317
Cost of units redeemed		(882,468)	(20,812)
Account charges		(1,601)	(782)
Increase (decrease)		1,058,834	127,723
Net increase (decrease)		938,545	155,716
Net assets, beginning		285,666	129,950
Net assets, ending		$1,224,211	$285,666

Units sold		1,547,242	81,955
Units redeemed		(761,679)	(12,786)
Net increase (decrease)		785,563	69,169
Units outstanding, beginning		149,018	79,849
Units outstanding, ending		934,581	149,018

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,203,325
Cost of units redeemed/account charges			(942,879)
Net investment income (loss)			(7,613)
Net realized gain (loss)			(23,581)
Realized gain distributions			42,198
Net change in unrealized appreciation (depreciation)			(47,239)
Net assets			$1,224,211

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.31	935	$1,224	1.25%	-31.7%	12/31/2022	$1.32	0	$0	1.00%	-31.5%	12/31/2022	$1.34	0	$0	0.75%	-31.3%
12/31/2021	1.92	149	286	1.25%	17.8%	12/31/2021	1.93	0	0	1.00%	18.1%	12/31/2021	1.95	0	0	0.75%	18.4%
12/31/2020	1.63	80	130	1.25%	39.0%	12/31/2020	1.64	0	0	1.00%	39.3%	12/31/2020	1.65	0	0	0.75%	39.7%
12/31/2019	1.17	0	0	1.25%	37.8%	12/31/2019	1.18	0	0	1.00%	38.1%	12/31/2019	1.18	0	0	0.75%	38.5%
12/31/2018	0.85	0	0	1.25%	-15.0%	12/31/2018	0.85	0	0	1.00%	-14.9%	12/31/2018	0.85	0	0	0.75%	-14.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.36	0	$0	0.50%	-31.2%	12/31/2022	$1.37	0	$0	0.25%	-31.0%	12/31/2022	$1.39	0	$0	0.00%	-30.8%
12/31/2021	1.97	0	0	0.50%	18.7%	12/31/2021	1.99	0	0	0.25%	19.0%	12/31/2021	2.00	0	0	0.00%	19.3%
12/31/2020	1.66	0	0	0.50%	40.0%	12/31/2020	1.67	0	0	0.25%	40.4%	12/31/2020	1.68	0	0	0.00%	40.7%
12/31/2019	1.18	0	0	0.50%	38.8%	12/31/2019	1.19	0	0	0.25%	39.2%	12/31/2019	1.19	0	0	0.00%	39.5%
12/31/2018	0.85	0	0	0.50%	-14.7%	12/31/2018	0.85	0	0	0.25%	-14.6%	12/31/2018	0.86	0	0	0.00%	-14.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Gold & Spcl Min R6 Class - 06-34Y

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$616,826	$696,056	28,129
Receivables: investments sold	57
Payables: investments purchased	-
Net assets	$616,883

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$616,883	421,774	$1.46
Band 100	-	-	1.48
Band 75	-	-	1.50
Band 50	-	-	1.52
Band 25	-	-	1.53
Band 0	-	-	1.55
Total	$616,883	421,774

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$4,371
Mortality & expense charges			(6,349)
Net investment income (loss)			(1,978)

Gain (loss) on investments:
Net realized gain (loss)			(11,572)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(101,841)
Net gain (loss)			(113,413)

Increase (decrease) in net assets from operations			$(115,391)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,978)	$15,211
Net realized gain (loss)		(11,572)	3,274
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(101,841)	(9,111)

Increase (decrease) in net assets from operations		(115,391)	9,374

Contract owner transactions:
Proceeds from units sold		235,272	485,177
Cost of units redeemed		(48,973)	(74,719)
Account charges		(357)	(246)
Increase (decrease)		185,942	410,212
Net increase (decrease)		70,551	419,586
Net assets, beginning		546,332	126,746
Net assets, ending		$616,883	$546,332

Units sold		150,038	284,156
Units redeemed		(36,126)	(45,095)
Net increase (decrease)		113,912	239,061
Units outstanding, beginning		307,862	68,801
Units outstanding, ending		421,774	307,862

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$855,299
Cost of units redeemed/account charges			(167,397)
Net investment income (loss)			14,522
Net realized gain (loss)			(6,311)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(79,230)
Net assets			$616,883

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.46	422	$617	1.25%	-17.6%	12/31/2022	$1.48	0	$0	1.00%	-17.4%	12/31/2022	$1.50	0	$0	0.75%	-17.2%
12/31/2021	1.77	308	546	1.25%	-3.7%	12/31/2021	1.79	0	0	1.00%	-3.4%	12/31/2021	1.81	0	0	0.75%	-3.2%
12/31/2020	1.84	69	127	1.25%	34.9%	12/31/2020	1.86	0	0	1.00%	35.3%	12/31/2020	1.87	0	0	0.75%	35.6%
12/31/2019	1.37	41	56	1.25%	45.1%	12/31/2019	1.37	0	0	1.00%	45.5%	12/31/2019	1.38	0	0	0.75%	45.9%
12/31/2018	0.94	20	19	1.25%	-5.9%	12/31/2018	0.94	0	0	1.00%	-5.8%	12/31/2018	0.94	0	0	0.75%	-5.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.52	0	$0	0.50%	-17.0%	12/31/2022	$1.53	0	$0	0.25%	-16.8%	12/31/2022	$1.55	0	$0	0.00%	-16.5%
12/31/2021	1.83	0	0	0.50%	-2.9%	12/31/2021	1.84	0	0	0.25%	-2.7%	12/31/2021	1.86	0	0	0.00%	-2.5%
12/31/2020	1.88	0	0	0.50%	36.0%	12/31/2020	1.89	0	0	0.25%	36.3%	12/31/2020	1.91	0	0	0.00%	36.6%
12/31/2019	1.38	0	0	0.50%	46.2%	12/31/2019	1.39	0	0	0.25%	46.6%	12/31/2019	1.40	0	0	0.00%	47.0%
12/31/2018	0.95	0	0	0.50%	-5.4%	12/31/2018	0.95	0	0	0.25%	-5.2%	12/31/2018	0.95	0	0	0.00%	-5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.8%
2021	5.2%
2020	2.8%
2019	0.8%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Developing Mkts A Class - 06-466

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,315,673	$3,515,801	90,297
Receivables: investments sold	-
Payables: investments purchased	(101,982)
Net assets	$3,213,691

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,974,014	2,404,674	$1.24
Band 100	239,498	187,437	1.28
Band 75	-	-	1.32
Band 50	179	131	1.36
Band 25	-	-	1.41
Band 0	-	-	1.46
Total	$3,213,691	2,592,242

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$19,114
Mortality & expense charges			(46,548)
Net investment income (loss)			(27,434)

Gain (loss) on investments:
Net realized gain (loss)			(155,680)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,139,902)
Net gain (loss)			(1,295,582)

Increase (decrease) in net assets from operations			$(1,323,016)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(27,434)	$(78,436)
Net realized gain (loss)		(155,680)	691,900
Realized gain distributions		-	237,818
Net change in unrealized appreciation (depreciation)		(1,139,902)	(1,332,918)

Increase (decrease) in net assets from operations		(1,323,016)	(481,636)

Contract owner transactions:
Proceeds from units sold		443,472	884,868
Cost of units redeemed		(1,109,657)	(2,538,647)
Account charges		(2,707)	(3,964)
Increase (decrease)		(668,892)	(1,657,743)
Net increase (decrease)		(1,991,908)	(2,139,379)
Net assets, beginning		5,205,599	7,344,978
Net assets, ending		$3,213,691	$5,205,599

Units sold		355,091	522,534
Units redeemed		(866,988)	(1,406,862)
Net increase (decrease)		(511,897)	(884,328)
Units outstanding, beginning		3,104,139	3,988,467
Units outstanding, ending		2,592,242	3,104,139

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$43,832,580
Cost of units redeemed/account charges			(43,131,816)
Net investment income (loss)			(774,947)
Net realized gain (loss)			2,916,110
Realized gain distributions			571,892
Net change in unrealized appreciation (depreciation)			(200,128)
Net assets			$3,213,691

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.24	2,405	$2,974	1.25%	-26.1%	12/31/2022	$1.28	187	$239	1.00%	-25.9%	12/31/2022	$1.32	0	$0	0.75%	-25.7%
12/31/2021	1.67	2,885	4,828	1.25%	-8.7%	12/31/2021	1.72	219	378	1.00%	-8.4%	12/31/2021	1.78	0	0	0.75%	-8.2%
12/31/2020	1.83	3,641	6,670	1.25%	15.8%	12/31/2020	1.88	252	474	1.00%	16.1%	12/31/2020	1.94	0	0	0.75%	16.3%
12/31/2019	1.58	4,395	6,955	1.25%	22.4%	12/31/2019	1.62	281	456	1.00%	22.8%	12/31/2019	1.66	0	0	0.75%	23.1%
12/31/2018	1.29	6,459	8,347	1.25%	-13.2%	12/31/2018	1.32	340	450	1.00%	-13.0%	12/31/2018	1.35	0	0	0.75%	-12.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.36	0	$0	0.50%	-25.5%	12/31/2022	$1.41	0	$0	0.25%	-25.3%	12/31/2022	$1.46	0	$0	0.00%	-25.2%
12/31/2021	1.83	0	0	0.50%	-8.0%	12/31/2021	1.89	0	0	0.25%	-7.7%	12/31/2021	1.95	0	0	0.00%	-7.5%
12/31/2020	1.99	2	4	0.50%	16.6%	12/31/2020	2.05	0	0	0.25%	16.9%	12/31/2020	2.10	93	197	0.00%	17.2%
12/31/2019	1.71	3	5	0.50%	23.4%	12/31/2019	1.75	0	0	0.25%	23.7%	12/31/2019	1.79	82	147	0.00%	24.0%
12/31/2018	1.38	4	5	0.50%	-12.6%	12/31/2018	1.41	0	0	0.25%	-12.4%	12/31/2018	1.45	71	103	0.00%	-12.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.5%
2021	0.1%
2020	0.0%
2019	0.2%
2018	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Developing Mkts Y Class - 06-571

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,281,180	$1,427,034	36,675
Receivables: investments sold	989
Payables: investments purchased	-
Net assets	$1,282,169

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,282,169	1,196,185	$1.07
Band 100	-	-	1.10
Band 75	-	-	1.13
Band 50	-	-	1.16
Band 25	-	-	1.19
Band 0	-	-	1.23
Total	$1,282,169	1,196,185

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$12,215
Mortality & expense charges			(37,268)
Net investment income (loss)			(25,053)

Gain (loss) on investments:
Net realized gain (loss)			(773,674)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(532,929)
Net gain (loss)			(1,306,603)

Increase (decrease) in net assets from operations			$(1,331,656)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(25,053)	$(55,669)
Net realized gain (loss)		(773,674)	540,430
Realized gain distributions		-	236,203
Net change in unrealized appreciation (depreciation)		(532,929)	(1,153,944)

Increase (decrease) in net assets from operations		(1,331,656)	(432,980)

Contract owner transactions:
Proceeds from units sold		568,091	1,394,604
Cost of units redeemed		(2,468,479)	(3,317,911)
Account charges		(1,358)	(4,008)
Increase (decrease)		(1,901,746)	(1,927,315)
Net increase (decrease)		(3,233,402)	(2,360,295)
Net assets, beginning		4,515,571	6,875,866
Net assets, ending		$1,282,169	$4,515,571

Units sold		503,717	902,784
Units redeemed		(2,429,189)	(2,134,991)
Net increase (decrease)		(1,925,472)	(1,232,207)
Units outstanding, beginning		3,121,657	4,353,864
Units outstanding, ending		1,196,185	3,121,657

* Date of Fund Inception into Variable Account: 2 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$45,575,401
Cost of units redeemed/account charges			(45,911,309)
Net investment income (loss)			(440,054)
Net realized gain (loss)			1,538,737
Realized gain distributions			665,248
Net change in unrealized appreciation (depreciation)			(145,854)
Net assets			$1,282,169

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.07	1,196	$1,282	1.25%	-25.9%	12/31/2022	$1.10	0	$0	1.00%	-25.7%	12/31/2022	$1.13	0	$0	0.75%	-25.5%
12/31/2021	1.45	3,122	4,516	1.25%	-8.4%	12/31/2021	1.48	0	0	1.00%	-8.2%	12/31/2021	1.52	0	0	0.75%	-7.9%
12/31/2020	1.58	4,354	6,876	1.25%	16.0%	12/31/2020	1.61	0	0	1.00%	16.3%	12/31/2020	1.65	0	0	0.75%	16.6%
12/31/2019	1.36	4,706	6,404	1.25%	22.8%	12/31/2019	1.39	0	0	1.00%	23.1%	12/31/2019	1.42	0	0	0.75%	23.4%
12/31/2018	1.11	5,745	6,369	1.25%	-13.0%	12/31/2018	1.13	0	0	1.00%	-12.8%	12/31/2018	1.15	0	0	0.75%	-12.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.16	0	$0	0.50%	-25.3%	12/31/2022	$1.19	0	$0	0.25%	-25.2%	12/31/2022	$1.23	0	$0	0.00%	-25.0%
12/31/2021	1.56	0	0	0.50%	-7.7%	12/31/2021	1.60	0	0	0.25%	-7.5%	12/31/2021	1.64	0	0	0.00%	-7.3%
12/31/2020	1.69	0	0	0.50%	16.9%	12/31/2020	1.73	0	0	0.25%	17.2%	12/31/2020	1.76	0	0	0.00%	17.5%
12/31/2019	1.44	0	0	0.50%	23.7%	12/31/2019	1.47	0	0	0.25%	24.0%	12/31/2019	1.50	0	0	0.00%	24.3%
12/31/2018	1.17	0	0	0.50%	-12.4%	12/31/2018	1.19	0	0	0.25%	-12.2%	12/31/2018	1.21	0	0	0.00%	-11.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.4%
2021	0.3%
2020	0.2%
2019	0.5%
2018	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Global A Class - 06-763

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,150,524	$1,303,045	15,495
Receivables: investments sold	1,886
Payables: investments purchased	-
Net assets	$1,152,410

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$272,701	135,980	$2.01
Band 100	109,699	53,333	2.06
Band 75	-	-	2.11
Band 50	770,010	355,880	2.16
Band 25	-	-	2.22
Band 0	-	-	2.28
Total	$1,152,410	545,193

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(9,603)
Net investment income (loss)			(9,603)

Gain (loss) on investments:
Net realized gain (loss)			(16,232)
Realized gain distributions			143,889
Net change in unrealized appreciation (depreciation)			(725,118)
Net gain (loss)			(597,461)

Increase (decrease) in net assets from operations			$(607,064)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(9,603)	$(14,587)
Net realized gain (loss)		(16,232)	292,389
Realized gain distributions		143,889	131,104
Net change in unrealized appreciation (depreciation)		(725,118)	(101,597)

Increase (decrease) in net assets from operations		(607,064)	307,309

Contract owner transactions:
Proceeds from units sold		26,011	76,327
Cost of units redeemed		(216,668)	(893,170)
Account charges		(343)	(387)
Increase (decrease)		(191,000)	(817,230)
Net increase (decrease)		(798,064)	(509,921)
Net assets, beginning		1,950,474	2,460,395
Net assets, ending		$1,152,410	$1,950,474

Units sold		12,074	27,145
Units redeemed		(87,113)	(298,912)
Net increase (decrease)		(75,039)	(271,767)
Units outstanding, beginning		620,232	891,999
Units outstanding, ending		545,193	620,232

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$5,406,192
Cost of units redeemed/account charges			(5,782,734)
Net investment income (loss)			(24,423)
Net realized gain (loss)			682,249
Realized gain distributions			1,023,647
Net change in unrealized appreciation (depreciation)			(152,521)
Net assets			$1,152,410

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.01	136	$273	1.25%	-33.0%	12/31/2022	$2.06	53	$110	1.00%	-32.8%	12/31/2022	$2.11	0	$0	0.75%	-32.7%
12/31/2021	2.99	133	399	1.25%	13.9%	12/31/2021	3.06	62	190	1.00%	14.2%	12/31/2021	3.13	0	0	0.75%	14.5%
12/31/2020	2.63	127	334	1.25%	26.0%	12/31/2020	2.68	80	215	1.00%	26.4%	12/31/2020	2.74	0	0	0.75%	26.7%
12/31/2019	2.08	138	288	1.25%	29.9%	12/31/2019	2.12	77	163	1.00%	30.3%	12/31/2019	2.16	0	0	0.75%	30.6%
12/31/2018	1.60	199	319	1.25%	-14.6%	12/31/2018	1.63	85	139	1.00%	-14.4%	12/31/2018	1.65	0	0	0.75%	-14.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.16	356	$770	0.50%	-32.5%	12/31/2022	$2.22	0	$0	0.25%	-32.3%	12/31/2022	$2.28	0	$0	0.00%	-32.1%
12/31/2021	3.20	425	1,361	0.50%	14.8%	12/31/2021	3.28	0	0	0.25%	15.1%	12/31/2021	3.35	0	0	0.00%	15.4%
12/31/2020	2.79	685	1,912	0.50%	27.0%	12/31/2020	2.85	0	0	0.25%	27.3%	12/31/2020	2.91	0	0	0.00%	27.6%
12/31/2019	2.20	801	1,761	0.50%	30.9%	12/31/2019	2.24	0	0	0.25%	31.2%	12/31/2019	2.28	0	0	0.00%	31.6%
12/31/2018	1.68	905	1,520	0.50%	-14.0%	12/31/2018	1.71	0	0	0.25%	-13.8%	12/31/2018	1.73	0	0	0.00%	-13.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.6%
2018	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Parnassus Core Equity Fund Investor Class - 06-497

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$22,757,293	$28,800,412	486,073
Receivables: investments sold	49,289
Payables: investments purchased	-
Net assets	$22,806,582

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$22,806,582	6,592,473	$3.46
Band 100	-	-	3.57
Band 75	-	-	3.68
Band 50	-	-	3.79
Band 25	-	-	3.91
Band 0	-	-	4.03
Total	$22,806,582	6,592,473

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$103,621
Mortality & expense charges			(294,570)
Net investment income (loss)			(190,949)

Gain (loss) on investments:
Net realized gain (loss)			(391,668)
Realized gain distributions			1,998,771
Net change in unrealized appreciation (depreciation)			(6,792,862)
Net gain (loss)			(5,185,759)

Increase (decrease) in net assets from operations			$(5,376,708)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(190,949)	$11,804
Net realized gain (loss)		(391,668)	732,223
Realized gain distributions		1,998,771	1,819,726
Net change in unrealized appreciation (depreciation)		(6,792,862)	335,671

Increase (decrease) in net assets from operations		(5,376,708)	2,899,424

Contract owner transactions:
Proceeds from units sold		3,153,059	24,987,712
Cost of units redeemed		(2,668,741)	(2,739,152)
Account charges		(363)	(595)
Increase (decrease)		483,955	22,247,965
Net increase (decrease)		(4,892,753)	25,147,389
Net assets, beginning		27,699,335	2,551,946
Net assets, ending		$22,806,582	$27,699,335

Units sold		948,048	6,380,552
Units redeemed		(791,328)	(691,673)
Net increase (decrease)		156,720	5,688,879
Units outstanding, beginning		6,435,753	746,874
Units outstanding, ending		6,592,473	6,435,753

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$57,784,657
Cost of units redeemed/account charges			(43,826,460)
Net investment income (loss)			(170,169)
Net realized gain (loss)			5,666,382
Realized gain distributions			9,395,291
Net change in unrealized appreciation (depreciation)			(6,043,119)
Net assets			$22,806,582

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.46	6,592	$22,807	1.25%	-19.6%	12/31/2022	$3.57	0	$0	1.00%	-19.4%	12/31/2022	$3.68	0	$0	0.75%	-19.2%
12/31/2021	4.30	6,436	27,699	1.25%	26.0%	12/31/2021	4.43	0	0	1.00%	26.3%	12/31/2021	4.55	0	0	0.75%	26.6%
12/31/2020	3.42	747	2,552	1.25%	19.7%	12/31/2020	3.50	0	0	1.00%	20.0%	12/31/2020	3.60	0	0	0.75%	20.3%
12/31/2019	2.85	1,207	3,446	1.25%	29.1%	12/31/2019	2.92	0	0	1.00%	29.4%	12/31/2019	2.99	0	0	0.75%	29.7%
12/31/2018	2.21	8,554	18,921	1.25%	-1.4%	12/31/2018	2.26	0	0	1.00%	-1.2%	12/31/2018	2.30	0	0	0.75%	-0.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.79	0	$0	0.50%	-19.0%	12/31/2022	$3.91	0	$0	0.25%	-18.8%	12/31/2022	$4.03	0	$0	0.00%	-18.6%
12/31/2021	4.68	0	0	0.50%	26.9%	12/31/2021	4.81	0	0	0.25%	27.2%	12/31/2021	4.95	0	0	0.00%	27.5%
12/31/2020	3.69	0	0	0.50%	20.6%	12/31/2020	3.78	0	0	0.25%	20.9%	12/31/2020	3.88	0	0	0.00%	21.2%
12/31/2019	3.06	0	0	0.50%	30.0%	12/31/2019	3.13	0	0	0.25%	30.4%	12/31/2019	3.20	0	0	0.00%	30.7%
12/31/2018	2.35	0	0	0.50%	-0.7%	12/31/2018	2.40	0	0	0.25%	-0.4%	12/31/2018	2.45	0	0	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.4%
2021	1.3%
2020	0.6%
2019	0.9%
2018	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Parnassus Fund - 06-496

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$262,979	$310,804	6,448
Receivables: investments sold	9,680
Payables: investments purchased	-
Net assets	$272,659

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$272,659	109,089	$2.50
Band 100	-	-	2.58
Band 75	-	-	2.66
Band 50	-	-	2.74
Band 25	-	-	2.82
Band 0	-	-	2.91
Total	$272,659	109,089

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(3,430)
Net investment income (loss)			(3,430)

Gain (loss) on investments:
Net realized gain (loss)			(910)
Realized gain distributions			3,186
Net change in unrealized appreciation (depreciation)			(125,528)
Net gain (loss)			(123,252)

Increase (decrease) in net assets from operations			$(126,682)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,430)	$811
Net realized gain (loss)		(910)	10,408
Realized gain distributions		3,186	10,005
Net change in unrealized appreciation (depreciation)		(125,528)	3,966

Increase (decrease) in net assets from operations		(126,682)	25,190

Contract owner transactions:
Proceeds from units sold		79,374	42,295
Cost of units redeemed		(31,796)	(28,272)
Account charges		-	-
Increase (decrease)		47,578	14,023
Net increase (decrease)		(79,104)	39,213
Net assets, beginning		351,763	312,550
Net assets, ending		$272,659	$351,763

Units sold		27,964	11,226
Units redeemed		(11,274)	(7,500)
Net increase (decrease)		16,690	3,726
Units outstanding, beginning		92,399	88,673
Units outstanding, ending		109,089	92,399

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$3,407,895
Cost of units redeemed/account charges			(4,483,060)
Net investment income (loss)			120,846
Net realized gain (loss)			314,519
Realized gain distributions			960,284
Net change in unrealized appreciation (depreciation)			(47,825)
Net assets			$272,659

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.50	109	$273	1.25%	-34.3%	12/31/2022	$2.58	0	$0	1.00%	-34.2%	12/31/2022	$2.66	0	$0	0.75%	-34.0%
12/31/2021	3.81	92	352	1.25%	8.0%	12/31/2021	3.91	0	0	1.00%	8.3%	12/31/2021	4.03	0	0	0.75%	8.5%
12/31/2020	3.52	89	313	1.25%	27.0%	12/31/2020	3.62	0	0	1.00%	27.3%	12/31/2020	3.71	0	0	0.75%	27.6%
12/31/2019	2.78	116	321	1.25%	28.2%	12/31/2019	2.84	0	0	1.00%	28.5%	12/31/2019	2.91	0	0	0.75%	28.9%
12/31/2018	2.16	635	1,375	1.25%	-10.9%	12/31/2018	2.21	0	0	1.00%	-10.6%	12/31/2018	2.25	0	0	0.75%	-10.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.74	0	$0	0.50%	-33.9%	12/31/2022	$2.82	0	$0	0.25%	-33.7%	12/31/2022	$2.91	0	$0	0.00%	-33.5%
12/31/2021	4.14	0	0	0.50%	8.8%	12/31/2021	4.26	0	0	0.25%	9.1%	12/31/2021	4.38	0	0	0.00%	9.4%
12/31/2020	3.80	0	0	0.50%	28.0%	12/31/2020	3.90	0	0	0.25%	28.3%	12/31/2020	4.00	0	0	0.00%	28.6%
12/31/2019	2.97	0	0	0.50%	29.2%	12/31/2019	3.04	0	0	0.25%	29.5%	12/31/2019	3.11	0	0	0.00%	29.8%
12/31/2018	2.30	0	0	0.50%	-10.2%	12/31/2018	2.35	0	0	0.25%	-10.0%	12/31/2018	2.40	0	0	0.00%	-9.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	1.5%
2020	0.1%
2019	0.9%
2018	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Parnassus Mid Cap Fund - 06-498

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,477,063	$2,504,905	73,279
Receivables: investments sold	5,640
Payables: investments purchased	-
Net assets	$2,482,703

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,482,703	906,684	$2.74
Band 100	-	-	2.82
Band 75	-	-	2.91
Band 50	-	-	3.00
Band 25	-	-	3.09
Band 0	-	-	3.19
Total	$2,482,703	906,684

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$263
Mortality & expense charges			(40,819)
Net investment income (loss)			(40,556)

Gain (loss) on investments:
Net realized gain (loss)			65,198
Realized gain distributions			113,105
Net change in unrealized appreciation (depreciation)			(1,035,644)
Net gain (loss)			(857,341)

Increase (decrease) in net assets from operations			$(897,897)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(40,556)	$(45,006)
Net realized gain (loss)		65,198	135,598
Realized gain distributions		113,105	184,664
Net change in unrealized appreciation (depreciation)		(1,035,644)	242,386

Increase (decrease) in net assets from operations		(897,897)	517,642

Contract owner transactions:
Proceeds from units sold		430,353	489,966
Cost of units redeemed		(1,005,269)	(567,129)
Account charges		(655)	(572)
Increase (decrease)		(575,571)	(77,735)
Net increase (decrease)		(1,473,468)	439,907
Net assets, beginning		3,956,171	3,516,264
Net assets, ending		$2,482,703	$3,956,171

Units sold		146,139	148,154
Units redeemed		(358,658)	(172,430)
Net increase (decrease)		(212,519)	(24,276)
Units outstanding, beginning		1,119,203	1,143,479
Units outstanding, ending		906,684	1,119,203

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$27,703,293
Cost of units redeemed/account charges			(30,188,604)
Net investment income (loss)			(278,983)
Net realized gain (loss)			3,569,998
Realized gain distributions			1,704,841
Net change in unrealized appreciation (depreciation)			(27,842)
Net assets			$2,482,703

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.74	907	$2,483	1.25%	-22.5%	12/31/2022	$2.82	0	$0	1.00%	-22.3%	12/31/2022	$2.91	0	$0	0.75%	-22.1%
12/31/2021	3.53	1,119	3,956	1.25%	15.0%	12/31/2021	3.63	0	0	1.00%	15.2%	12/31/2021	3.74	0	0	0.75%	15.5%
12/31/2020	3.08	1,143	3,516	1.25%	13.5%	12/31/2020	3.15	0	0	1.00%	13.7%	12/31/2020	3.24	0	0	0.75%	14.0%
12/31/2019	2.71	1,221	3,309	1.25%	27.2%	12/31/2019	2.77	0	0	1.00%	27.5%	12/31/2019	2.84	0	0	0.75%	27.8%
12/31/2018	2.13	6,099	13,002	1.25%	-7.8%	12/31/2018	2.18	0	0	1.00%	-7.6%	12/31/2018	2.22	0	0	0.75%	-7.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.00	0	$0	0.50%	-22.0%	12/31/2022	$3.09	0	$0	0.25%	-21.8%	12/31/2022	$3.19	0	$0	0.00%	-21.6%
12/31/2021	3.84	0	0	0.50%	15.8%	12/31/2021	3.95	0	0	0.25%	16.1%	12/31/2021	4.06	0	0	0.00%	16.4%
12/31/2020	3.32	0	0	0.50%	14.3%	12/31/2020	3.40	0	0	0.25%	14.6%	12/31/2020	3.49	0	0	0.00%	14.9%
12/31/2019	2.90	0	0	0.50%	28.1%	12/31/2019	2.97	0	0	0.25%	28.4%	12/31/2019	3.04	0	0	0.00%	28.8%
12/31/2018	2.27	0	0	0.50%	-7.1%	12/31/2018	2.31	0	0	0.25%	-6.9%	12/31/2018	2.36	0	0	0.00%	-6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.2%
2019	0.2%
2018	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pax Global Environmental Markets Fund Investor Class - 06-569

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$352,281	$296,839	18,145
Receivables: investments sold	-
Payables: investments purchased	(75)
Net assets	$352,206

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$323,265	107,581	$3.00
Band 100	28,941	9,308	3.11
Band 75	-	-	3.22
Band 50	-	-	3.33
Band 25	-	-	3.44
Band 0	-	-	3.56
Total	$352,206	116,889

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$627
Mortality & expense charges			(4,190)
Net investment income (loss)			(3,563)

Gain (loss) on investments:
Net realized gain (loss)			5,307
Realized gain distributions			1,172
Net change in unrealized appreciation (depreciation)			(100,628)
Net gain (loss)			(94,149)

Increase (decrease) in net assets from operations			$(97,712)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,563)	$(2,867)
Net realized gain (loss)		5,307	25,453
Realized gain distributions		1,172	5,715
Net change in unrealized appreciation (depreciation)		(100,628)	45,839

Increase (decrease) in net assets from operations		(97,712)	74,140

Contract owner transactions:
Proceeds from units sold		51,738	37,779
Cost of units redeemed		(22,047)	(69,154)
Account charges		(71)	(62)
Increase (decrease)		29,620	(31,437)
Net increase (decrease)		(68,092)	42,703
Net assets, beginning		420,298	377,595
Net assets, ending		$352,206	$420,298

Units sold		21,123	10,377
Units redeemed		(10,808)	(19,168)
Net increase (decrease)		10,315	(8,791)
Units outstanding, beginning		106,574	115,365
Units outstanding, ending		116,889	106,574

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,430,207
Cost of units redeemed/account charges			(1,258,962)
Net investment income (loss)			(25,001)
Net realized gain (loss)			102,697
Realized gain distributions			47,823
Net change in unrealized appreciation (depreciation)			55,442
Net assets			$352,206

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.00	108	$323	1.25%	-23.6%	12/31/2022	$3.11	9	$29	1.00%	-23.4%	12/31/2022	$3.22	0	$0	0.75%	-23.2%
12/31/2021	3.93	97	380	1.25%	20.4%	12/31/2021	4.06	10	40	1.00%	20.7%	12/31/2021	4.19	0	0	0.75%	21.0%
12/31/2020	3.26	105	344	1.25%	24.1%	12/31/2020	3.36	10	33	1.00%	24.5%	12/31/2020	3.46	0	0	0.75%	24.8%
12/31/2019	2.63	180	474	1.25%	26.2%	12/31/2019	2.70	10	27	1.00%	26.5%	12/31/2019	2.77	0	0	0.75%	26.8%
12/31/2018	2.08	237	494	1.25%	-15.4%	12/31/2018	2.14	19	40	1.00%	-15.2%	12/31/2018	2.19	0	0	0.75%	-15.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.33	0	$0	0.50%	-23.0%	12/31/2022	$3.44	0	$0	0.25%	-22.8%	12/31/2022	$3.56	0	$0	0.00%	-22.6%
12/31/2021	4.32	0	0	0.50%	21.3%	12/31/2021	4.46	0	0	0.25%	21.6%	12/31/2021	4.61	0	0	0.00%	22.0%
12/31/2020	3.56	0	0	0.50%	25.1%	12/31/2020	3.67	0	0	0.25%	25.4%	12/31/2020	3.78	0	0	0.00%	25.7%
12/31/2019	2.85	0	0	0.50%	27.1%	12/31/2019	2.93	0	0	0.25%	27.4%	12/31/2019	3.00	0	0	0.00%	27.7%
12/31/2018	2.24	0	0	0.50%	-14.7%	12/31/2018	2.30	0	0	0.25%	-14.5%	12/31/2018	2.35	6	14	0.00%	-14.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.2%
2021	0.5%
2020	0.3%
2019	0.8%
2018	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pax Sustainable Alloc Inv Investor Class - 06-568

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$917,312	$1,054,238	40,239
Receivables: investments sold	-
Payables: investments purchased	(646)
Net assets	$916,666

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$748,424	313,208	$2.39
Band 100	168,242	68,043	2.47
Band 75	-	-	2.56
Band 50	-	-	2.65
Band 25	-	-	2.74
Band 0	-	-	2.83
Total	$916,666	381,251

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$12,120
Mortality & expense charges			(13,066)
Net investment income (loss)			(946)

Gain (loss) on investments:
Net realized gain (loss)			(7,554)
Realized gain distributions			43,311
Net change in unrealized appreciation (depreciation)			(252,051)
Net gain (loss)			(216,294)

Increase (decrease) in net assets from operations			$(217,240)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(946)	$(4,101)
Net realized gain (loss)		(7,554)	198,979
Realized gain distributions		43,311	51,058
Net change in unrealized appreciation (depreciation)		(252,051)	(50,736)

Increase (decrease) in net assets from operations		(217,240)	195,200

Contract owner transactions:
Proceeds from units sold		101,111	487,224
Cost of units redeemed		(278,894)	(541,058)
Account charges		(5,007)	(1,913)
Increase (decrease)		(182,790)	(55,747)
Net increase (decrease)		(400,030)	139,453
Net assets, beginning		1,316,696	1,177,243
Net assets, ending		$916,666	$1,316,696

Units sold		41,151	290,270
Units redeemed		(112,182)	(298,713)
Net increase (decrease)		(71,031)	(8,443)
Units outstanding, beginning		452,282	460,725
Units outstanding, ending		381,251	452,282

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$3,015,293
Cost of units redeemed/account charges			(2,531,468)
Net investment income (loss)			5,093
Net realized gain (loss)			175,935
Realized gain distributions			388,739
Net change in unrealized appreciation (depreciation)			(136,926)
Net assets			$916,666

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.39	313	$748	1.25%	-17.5%	12/31/2022	$2.47	68	$168	1.00%	-17.3%	12/31/2022	$2.56	0	$0	0.75%	-17.1%
12/31/2021	2.90	379	1,097	1.25%	13.9%	12/31/2021	2.99	73	219	1.00%	14.2%	12/31/2021	3.09	0	0	0.75%	14.4%
12/31/2020	2.54	387	985	1.25%	14.8%	12/31/2020	2.62	73	192	1.00%	15.1%	12/31/2020	2.70	0	0	0.75%	15.4%
12/31/2019	2.22	584	1,293	1.25%	19.3%	12/31/2019	2.28	73	166	1.00%	19.6%	12/31/2019	2.34	0	0	0.75%	19.9%
12/31/2018	1.86	576	1,069	1.25%	-5.3%	12/31/2018	1.90	81	154	1.00%	-5.0%	12/31/2018	1.95	0	0	0.75%	-4.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.65	0	$0	0.50%	-16.9%	12/31/2022	$2.74	0	$0	0.25%	-16.7%	12/31/2022	$2.83	0	$0	0.00%	-16.5%
12/31/2021	3.18	0	0	0.50%	14.7%	12/31/2021	3.29	0	0	0.25%	15.0%	12/31/2021	3.39	0	0	0.00%	15.3%
12/31/2020	2.78	0	0	0.50%	15.7%	12/31/2020	2.86	0	0	0.25%	16.0%	12/31/2020	2.94	0	0	0.00%	16.2%
12/31/2019	2.40	0	0	0.50%	20.2%	12/31/2019	2.46	0	0	0.25%	20.5%	12/31/2019	2.53	0	0	0.00%	20.8%
12/31/2018	2.00	0	0	0.50%	-4.6%	12/31/2018	2.04	0	0	0.25%	-4.3%	12/31/2018	2.09	0	0	0.00%	-4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.1%
2021	1.1%
2020	1.0%
2019	1.6%
2018	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Payden Emerging Markets Bond Investor Class - 06-501

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,466	$17,277	1,368
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$13,466

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,466	11,377	$1.18
Band 100	-	-	1.22
Band 75	-	-	1.26
Band 50	-	-	1.30
Band 25	-	-	1.34
Band 0	-	-	1.38
Total	$13,466	11,377

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,011
Mortality & expense charges			(172)
Net investment income (loss)			839

Gain (loss) on investments:
Net realized gain (loss)			(85)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(3,768)
Net gain (loss)			(3,853)

Increase (decrease) in net assets from operations			$(3,014)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$839	$85
Net realized gain (loss)		(85)	18
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(3,768)	(197)

Increase (decrease) in net assets from operations		(3,014)	(94)

Contract owner transactions:
Proceeds from units sold		525	14,474
Cost of units redeemed		(141)	(709)
Account charges		(1)	-
Increase (decrease)		383	13,765
Net increase (decrease)		(2,631)	13,671
Net assets, beginning		16,097	2,426
Net assets, ending		$13,466	$16,097

Units sold		405	9,960
Units redeemed		(122)	(478)
Net increase (decrease)		283	9,482
Units outstanding, beginning		11,094	1,612
Units outstanding, ending		11,377	11,094

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,954,083
Cost of units redeemed/account charges			(3,120,385)
Net investment income (loss)			256,540
Net realized gain (loss)			(91,589)
Realized gain distributions			18,628
Net change in unrealized appreciation (depreciation)			(3,811)
Net assets			$13,466

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.18	11	$13	1.25%	-18.4%	12/31/2022	$1.22	0	$0	1.00%	-18.2%	12/31/2022	$1.26	0	$0	0.75%	-18.0%
12/31/2021	1.45	11	16	1.25%	-3.6%	12/31/2021	1.49	0	0	1.00%	-3.3%	12/31/2021	1.53	0	0	0.75%	-3.1%
12/31/2020	1.50	2	2	1.25%	4.8%	12/31/2020	1.54	0	0	1.00%	5.1%	12/31/2020	1.58	0	0	0.75%	5.4%
12/31/2019	1.44	17	24	1.25%	15.0%	12/31/2019	1.47	0	0	1.00%	15.2%	12/31/2019	1.50	0	0	0.75%	15.5%
12/31/2018	1.25	24	30	1.25%	-8.2%	12/31/2018	1.27	0	0	1.00%	-8.0%	12/31/2018	1.30	0	0	0.75%	-7.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.30	0	$0	0.50%	-17.8%	12/31/2022	$1.34	0	$0	0.25%	-17.6%	12/31/2022	$1.38	0	$0	0.00%	-17.4%
12/31/2021	1.58	0	0	0.50%	-2.9%	12/31/2021	1.62	0	0	0.25%	-2.6%	12/31/2021	1.67	0	0	0.00%	-2.4%
12/31/2020	1.62	0	0	0.50%	5.6%	12/31/2020	1.67	0	0	0.25%	5.9%	12/31/2020	1.71	0	0	0.00%	6.2%
12/31/2019	1.54	0	0	0.50%	15.8%	12/31/2019	1.57	0	0	0.25%	16.1%	12/31/2019	1.61	0	0	0.00%	16.4%
12/31/2018	1.33	0	0	0.50%	-7.5%	12/31/2018	1.35	0	0	0.25%	-7.3%	12/31/2018	1.38	0	0	0.00%	-7.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	6.8%
2021	1.2%
2020	3.7%
2019	5.2%
2018	3.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Payden Kravitz Cash Balance Plan Fund Retirement Class - 06-468 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.04
Band 75	-	-	1.07
Band 50	-	-	1.10
Band 25	-	-	1.14
Band 0	-	-	1.17
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.01	0	$0	1.25%	-5.6%	12/31/2022	$1.04	0	$0	1.00%	-5.4%	12/31/2022	$1.07	0	$0	0.75%	-5.1%
12/31/2021	1.07	0	0	1.25%	2.1%	12/31/2021	1.10	0	0	1.00%	2.4%	12/31/2021	1.13	0	0	0.75%	2.6%
12/31/2020	1.04	0	0	1.25%	0.2%	12/31/2020	1.07	0	0	1.00%	0.5%	12/31/2020	1.10	0	0	0.75%	0.7%
12/31/2019	1.04	0	0	1.25%	4.5%	12/31/2019	1.07	0	0	1.00%	4.7%	12/31/2019	1.09	0	0	0.75%	5.0%
12/31/2018	1.00	0	0	1.25%	-0.9%	12/31/2018	1.02	0	0	1.00%	-0.6%	12/31/2018	1.04	0	0	0.75%	-0.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.10	0	$0	0.50%	-4.9%	12/31/2022	$1.14	0	$0	0.25%	-4.6%	12/31/2022	$1.17	0	$0	0.00%	-4.4%
12/31/2021	1.16	0	0	0.50%	2.9%	12/31/2021	1.19	0	0	0.25%	3.1%	12/31/2021	1.23	0	0	0.00%	3.4%
12/31/2020	1.13	0	0	0.50%	1.0%	12/31/2020	1.16	0	0	0.25%	1.2%	12/31/2020	1.19	0	0	0.00%	1.5%
12/31/2019	1.12	0	0	0.50%	5.3%	12/31/2019	1.14	0	0	0.25%	5.5%	12/31/2019	1.17	0	0	0.00%	5.8%
12/31/2018	1.06	0	0	0.50%	-0.1%	12/31/2018	1.08	0	0	0.25%	0.1%	12/31/2018	1.11	0	0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Payden Kravitz Cash Balance Plan Fund Advisor Class - 06-467 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.04
Band 100	-	-	1.07
Band 75	-	-	1.10
Band 50	-	-	1.14
Band 25	-	-	1.17
Band 0	-	-	1.21
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.04	0	$0	1.25%	-5.3%	12/31/2022	$1.07	0	$0	1.00%	-5.1%	12/31/2022	$1.10	0	$0	0.75%	-4.8%
12/31/2021	1.10	0	0	1.25%	2.3%	12/31/2021	1.13	0	0	1.00%	2.6%	12/31/2021	1.16	0	0	0.75%	2.9%
12/31/2020	1.07	0	0	1.25%	0.5%	12/31/2020	1.10	0	0	1.00%	0.8%	12/31/2020	1.13	0	0	0.75%	1.0%
12/31/2019	1.07	0	0	1.25%	4.7%	12/31/2019	1.09	0	0	1.00%	5.0%	12/31/2019	1.12	0	0	0.75%	5.2%
12/31/2018	1.02	0	0	1.25%	-0.6%	12/31/2018	1.04	0	0	1.00%	-0.4%	12/31/2018	1.06	0	0	0.75%	-0.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.14	0	$0	0.50%	-4.6%	12/31/2022	$1.17	0	$0	0.25%	-4.4%	12/31/2022	$1.21	0	$0	0.00%	-4.1%
12/31/2021	1.19	0	0	0.50%	3.1%	12/31/2021	1.23	0	0	0.25%	3.4%	12/31/2021	1.26	0	0	0.00%	3.6%
12/31/2020	1.16	0	0	0.50%	1.3%	12/31/2020	1.19	0	0	0.25%	1.5%	12/31/2020	1.22	0	0	0.00%	1.8%
12/31/2019	1.14	0	0	0.50%	5.5%	12/31/2019	1.17	0	0	0.25%	5.7%	12/31/2019	1.20	0	0	0.00%	6.0%
12/31/2018	1.08	0	0	0.50%	0.1%	12/31/2018	1.11	0	0	0.25%	0.4%	12/31/2018	1.13	0	0	0.00%	0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust North Square Oak Ridge Small Cap Growth Fund I Class - 06-627

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.96
Band 100	-	-	2.01
Band 75	-	-	2.07
Band 50	-	-	2.12
Band 25	-	-	2.18
Band 0	-	-	2.24
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(55)
Net realized gain (loss)		-	32,923
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	(25,908)

Increase (decrease) in net assets from operations		-	6,960

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	(238,282)
Account charges		-	-
Increase (decrease)		-	(238,282)
Net increase (decrease)		-	(231,322)
Net assets, beginning		-	231,322
Net assets, ending		$-	$-

Units sold		-	3
Units redeemed		-	(92,989)
Net increase (decrease)		-	(92,986)
Units outstanding, beginning		-	92,986
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$11,967,393
Cost of units redeemed/account charges			(14,188,013)
Net investment income (loss)			(317,968)
Net realized gain (loss)			(2,207,223)
Realized gain distributions			4,745,811
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.96	0	$0	1.25%	-27.8%	12/31/2022	$2.01	0	$0	1.00%	-27.6%	12/31/2022	$2.07	0	$0	0.75%	-27.4%
12/31/2021	2.71	0	0	1.25%	9.0%	12/31/2021	2.78	0	0	1.00%	9.3%	12/31/2021	2.85	0	0	0.75%	9.6%
12/31/2020	2.49	93	231	1.25%	28.6%	12/31/2020	2.54	0	0	1.00%	29.0%	12/31/2020	2.60	0	0	0.75%	29.3%
12/31/2019	1.93	75	145	1.25%	21.2%	12/31/2019	1.97	0	0	1.00%	21.5%	12/31/2019	2.01	0	0	0.75%	21.8%
12/31/2018	1.60	119	191	1.25%	-7.6%	12/31/2018	1.62	0	0	1.00%	-7.3%	12/31/2018	1.65	0	0	0.75%	-7.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.12	0	$0	0.50%	-27.2%	12/31/2022	$2.18	0	$0	0.25%	-27.0%	12/31/2022	$2.24	0	$0	0.00%	-26.9%
12/31/2021	2.92	0	0	0.50%	9.9%	12/31/2021	2.99	0	0	0.25%	10.1%	12/31/2021	3.06	0	0	0.00%	10.4%
12/31/2020	2.65	0	0	0.50%	29.6%	12/31/2020	2.71	0	0	0.25%	29.9%	12/31/2020	2.77	0	0	0.00%	30.2%
12/31/2019	2.05	0	0	0.50%	22.1%	12/31/2019	2.09	0	0	0.25%	22.4%	12/31/2019	2.13	0	0	0.00%	22.7%
12/31/2018	1.68	0	0	0.50%	-6.9%	12/31/2018	1.70	0	0	0.25%	-6.6%	12/31/2018	1.73	0	0	0.00%	-6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Bond Fund A Class - 06-834

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,791,903	$4,400,037	501,322
Receivables: investments sold	283,847
Payables: investments purchased	-
Net assets	$4,075,750

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,426,737	3,345,972	$1.02
Band 100	354,518	337,510	1.05
Band 75	-	-	1.08
Band 50	294,495	266,528	1.10
Band 25	-	-	1.13
Band 0	-	-	1.16
Total	$4,075,750	3,950,010

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$83,974
Mortality & expense charges			(50,356)
Net investment income (loss)			33,618

Gain (loss) on investments:
Net realized gain (loss)			(243,078)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(507,603)
Net gain (loss)			(750,681)

Increase (decrease) in net assets from operations			$(717,063)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$33,618	$62,343
Net realized gain (loss)		(243,078)	127,325
Realized gain distributions		-	166,190
Net change in unrealized appreciation (depreciation)		(507,603)	(390,922)

Increase (decrease) in net assets from operations		(717,063)	(35,064)

Contract owner transactions:
Proceeds from units sold		2,217,458	2,009,957
Cost of units redeemed		(2,211,892)	(4,300,141)
Account charges		(12,398)	(13,081)
Increase (decrease)		(6,832)	(2,303,265)
Net increase (decrease)		(723,895)	(2,338,329)
Net assets, beginning		4,799,645	7,137,974
Net assets, ending		$4,075,750	$4,799,645

Units sold		2,057,255	1,713,004
Units redeemed		(2,030,104)	(3,452,947)
Net increase (decrease)		27,151	(1,739,943)
Units outstanding, beginning		3,922,859	5,662,802
Units outstanding, ending		3,950,010	3,922,859

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$36,555,492
Cost of units redeemed/account charges			(33,450,333)
Net investment income (loss)			1,344,381
Net realized gain (loss)			(103,956)
Realized gain distributions			338,300
Net change in unrealized appreciation (depreciation)			(608,134)
Net assets			$4,075,750

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.02	3,346	$3,427	1.25%	-15.7%	12/31/2022	$1.05	338	$355	1.00%	-15.5%	12/31/2022	$1.08	0	$0	0.75%	-15.2%
12/31/2021	1.21	3,268	3,969	1.25%	-0.9%	12/31/2021	1.24	354	440	1.00%	-0.6%	12/31/2021	1.27	0	0	0.75%	-0.4%
12/31/2020	1.22	3,632	4,449	1.25%	7.2%	12/31/2020	1.25	390	488	1.00%	7.4%	12/31/2020	1.28	0	0	0.75%	7.7%
12/31/2019	1.14	4,186	4,786	1.25%	7.6%	12/31/2019	1.16	388	452	1.00%	7.9%	12/31/2019	1.18	0	0	0.75%	8.1%
12/31/2018	1.06	6,643	7,057	1.25%	-2.1%	12/31/2018	1.08	431	465	1.00%	-1.9%	12/31/2018	1.10	0	0	0.75%	-1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.10	267	$294	0.50%	-15.0%	12/31/2022	$1.13	0	$0	0.25%	-14.8%	12/31/2022	$1.16	0	$0	0.00%	-14.6%
12/31/2021	1.30	300	391	0.50%	-0.1%	12/31/2021	1.33	0	0	0.25%	0.1%	12/31/2021	1.36	0	0	0.00%	0.4%
12/31/2020	1.30	435	566	0.50%	8.0%	12/31/2020	1.33	0	0	0.25%	8.2%	12/31/2020	1.36	1,206	1,635	0.00%	8.5%
12/31/2019	1.21	685	826	0.50%	8.4%	12/31/2019	1.23	0	0	0.25%	8.7%	12/31/2019	1.25	1,096	1,370	0.00%	9.0%
12/31/2018	1.11	870	968	0.50%	-1.4%	12/31/2018	1.13	0	0	0.25%	-1.1%	12/31/2018	1.15	1,032	1,184	0.00%	-0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.9%
2021	2.0%
2020	3.0%
2019	3.1%
2018	3.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Bond Fund Y Class - 06-823

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,347,914	$9,739,530	1,044,359
Receivables: investments sold	59,176
Payables: investments purchased	-
Net assets	$8,407,090

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,407,090	7,962,240	$1.06
Band 100	-	-	1.08
Band 75	-	-	1.11
Band 50	-	-	1.14
Band 25	-	-	1.17
Band 0	-	-	1.20
Total	$8,407,090	7,962,240

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$239,781
Mortality & expense charges			(132,213)
Net investment income (loss)			107,568

Gain (loss) on investments:
Net realized gain (loss)			(980,707)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(991,957)
Net gain (loss)			(1,972,664)

Increase (decrease) in net assets from operations			$(1,865,096)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$107,568	$500,979
Net realized gain (loss)		(980,707)	1,434,917
Realized gain distributions		-	545,070
Net change in unrealized appreciation (depreciation)		(991,957)	(2,630,316)

Increase (decrease) in net assets from operations		(1,865,096)	(149,350)

Contract owner transactions:
Proceeds from units sold		4,150,235	8,713,794
Cost of units redeemed		(8,690,014)	(50,712,473)
Account charges		(17,875)	(102,710)
Increase (decrease)		(4,557,654)	(42,101,389)
Net increase (decrease)		(6,422,750)	(42,250,739)
Net assets, beginning		14,829,840	57,080,579
Net assets, ending		$8,407,090	$14,829,840

Units sold		3,695,845	7,207,533
Units redeemed		(7,627,116)	(40,854,615)
Net increase (decrease)		(3,931,271)	(33,647,082)
Units outstanding, beginning		11,893,511	45,540,593
Units outstanding, ending		7,962,240	11,893,511

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$155,485,140
Cost of units redeemed/account charges			(153,313,239)
Net investment income (loss)			5,640,947
Net realized gain (loss)			343,322
Realized gain distributions			1,642,536
Net change in unrealized appreciation (depreciation)			(1,391,616)
Net assets			$8,407,090

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.06	7,962	$8,407	1.25%	-15.3%	12/31/2022	$1.08	0	$0	1.00%	-15.1%	12/31/2022	$1.11	0	$0	0.75%	-14.9%
12/31/2021	1.25	11,894	14,830	1.25%	-0.5%	12/31/2021	1.28	0	0	1.00%	-0.3%	12/31/2021	1.31	0	0	0.75%	0.0%
12/31/2020	1.25	45,541	57,081	1.25%	7.5%	12/31/2020	1.28	0	0	1.00%	7.8%	12/31/2020	1.31	0	0	0.75%	8.1%
12/31/2019	1.17	49,739	57,986	1.25%	7.9%	12/31/2019	1.19	0	0	1.00%	8.2%	12/31/2019	1.21	0	0	0.75%	8.5%
12/31/2018	1.08	32,449	35,046	1.25%	-1.8%	12/31/2018	1.10	0	0	1.00%	-1.5%	12/31/2018	1.11	0	0	0.75%	-1.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.14	0	$0	0.50%	-14.7%	12/31/2022	$1.17	0	$0	0.25%	-14.5%	12/31/2022	$1.20	0	$0	0.00%	-14.3%
12/31/2021	1.34	0	0	0.50%	0.2%	12/31/2021	1.37	0	0	0.25%	0.5%	12/31/2021	1.40	0	0	0.00%	0.7%
12/31/2020	1.33	0	0	0.50%	8.3%	12/31/2020	1.36	0	0	0.25%	8.6%	12/31/2020	1.39	0	0	0.00%	8.9%
12/31/2019	1.23	0	0	0.50%	8.8%	12/31/2019	1.25	0	0	0.25%	9.0%	12/31/2019	1.27	0	0	0.00%	9.3%
12/31/2018	1.13	0	0	0.50%	-1.0%	12/31/2018	1.15	0	0	0.25%	-0.8%	12/31/2018	1.17	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.1%
2021	2.7%
2020	3.1%
2019	3.2%
2018	3.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Dynamic Credit Fund A Class - 06-022

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$855	$856	110
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$855

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$855	809	$1.06
Band 100	-	-	1.08
Band 75	-	-	1.11
Band 50	-	-	1.14
Band 25	-	-	1.16
Band 0	-	-	1.19
Total	$855	809

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$7
Mortality & expense charges			(1)
Net investment income (loss)			6

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1)
Net gain (loss)			(1)

Increase (decrease) in net assets from operations			$5

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(1)	-

Increase (decrease) in net assets from operations		5	-

Contract owner transactions:
Proceeds from units sold		850	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		850	-
Net increase (decrease)		855	-
Net assets, beginning		-	-
Net assets, ending		$855	$-

Units sold		809	-
Units redeemed		-	-
Net increase (decrease)		809	-
Units outstanding, beginning		-	-
Units outstanding, ending		809	-

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,062
Cost of units redeemed/account charges			(1,241)
Net investment income (loss)			70
Net realized gain (loss)			(35)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1)
Net assets			$855

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.06	1	$1	1.25%	-12.5%	12/31/2022	$1.08	0	$0	1.00%	-12.3%	12/31/2022	$1.11	0	$0	0.75%	-12.1%
12/31/2021	1.21	0	0	1.25%	4.0%	12/31/2021	1.23	0	0	1.00%	4.3%	12/31/2021	1.26	0	0	0.75%	4.6%
12/31/2020	1.16	0	0	1.25%	2.2%	12/31/2020	1.18	0	0	1.00%	2.4%	12/31/2020	1.21	0	0	0.75%	2.7%
12/31/2019	1.14	1	1	1.25%	8.0%	12/31/2019	1.15	0	0	1.00%	8.2%	12/31/2019	1.17	0	0	0.75%	8.5%
12/31/2018	1.05	0	1	1.25%	-3.6%	12/31/2018	1.07	0	0	1.00%	-3.4%	12/31/2018	1.08	0	0	0.75%	-3.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.14	0	$0	0.50%	-11.8%	12/31/2022	$1.16	0	$0	0.25%	-11.6%	12/31/2022	$1.19	0	$0	0.00%	-11.4%
12/31/2021	1.29	0	0	0.50%	4.8%	12/31/2021	1.32	0	0	0.25%	5.1%	12/31/2021	1.34	0	0	0.00%	5.3%
12/31/2020	1.23	0	0	0.50%	3.0%	12/31/2020	1.25	0	0	0.25%	3.2%	12/31/2020	1.28	0	0	0.00%	3.5%
12/31/2019	1.19	0	0	0.50%	8.8%	12/31/2019	1.21	0	0	0.25%	9.1%	12/31/2019	1.23	0	0	0.00%	9.3%
12/31/2018	1.10	0	0	0.50%	-2.9%	12/31/2018	1.11	0	0	0.25%	-2.6%	12/31/2018	1.13	0	0	0.00%	-2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.6%
2021	0.0%
2020	5.5%
2019	4.2%
2018	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Dynamic Credit Fund Y Class - 06-021 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.09
Band 100	-	-	1.12
Band 75	-	-	1.14
Band 50	-	-	1.17
Band 25	-	-	1.20
Band 0	-	-	1.23
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.09	0	$0	1.25%	-12.2%	12/31/2022	$1.12	0	$0	1.00%	-11.9%	12/31/2022	$1.14	0	$0	0.75%	-11.7%
12/31/2021	1.24	0	0	1.25%	4.3%	12/31/2021	1.27	0	0	1.00%	4.6%	12/31/2021	1.29	0	0	0.75%	4.9%
12/31/2020	1.19	0	0	1.25%	2.5%	12/31/2020	1.21	0	0	1.00%	2.8%	12/31/2020	1.23	0	0	0.75%	3.0%
12/31/2019	1.16	0	0	1.25%	8.4%	12/31/2019	1.18	0	0	1.00%	8.7%	12/31/2019	1.20	0	0	0.75%	9.0%
12/31/2018	1.07	0	0	1.25%	-3.3%	12/31/2018	1.08	0	0	1.00%	-3.1%	12/31/2018	1.10	0	0	0.75%	-2.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.17	0	$0	0.50%	-11.5%	12/31/2022	$1.20	0	$0	0.25%	-11.3%	12/31/2022	$1.23	0	$0	0.00%	-11.1%
12/31/2021	1.32	0	0	0.50%	5.1%	12/31/2021	1.35	0	0	0.25%	5.4%	12/31/2021	1.38	0	0	0.00%	5.7%
12/31/2020	1.26	0	0	0.50%	3.3%	12/31/2020	1.28	0	0	0.25%	3.6%	12/31/2020	1.31	0	0	0.00%	3.8%
12/31/2019	1.22	0	0	0.50%	9.2%	12/31/2019	1.24	0	0	0.25%	9.5%	12/31/2019	1.26	0	0	0.00%	9.8%
12/31/2018	1.11	0	0	0.50%	-2.6%	12/31/2018	1.13	0	0	0.25%	-2.3%	12/31/2018	1.15	0	0	0.00%	-2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Equity Income Fund A Class - 06-327

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,548,205	$3,720,045	105,952
Receivables: investments sold	-
Payables: investments purchased	(13,628)
Net assets	$3,534,577

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,540,900	1,101,445	$2.31
Band 100	342,040	142,762	2.40
Band 75	-	-	2.49
Band 50	651,637	252,171	2.58
Band 25	-	-	2.68
Band 0	-	-	2.79
Total	$3,534,577	1,496,378

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$73,226
Mortality & expense charges			(41,981)
Net investment income (loss)			31,245

Gain (loss) on investments:
Net realized gain (loss)			95,311
Realized gain distributions			340,847
Net change in unrealized appreciation (depreciation)			(885,609)
Net gain (loss)			(449,451)

Increase (decrease) in net assets from operations			$(418,206)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$31,245	$14,546
Net realized gain (loss)		95,311	105,581
Realized gain distributions		340,847	348,639
Net change in unrealized appreciation (depreciation)		(885,609)	473,603

Increase (decrease) in net assets from operations		(418,206)	942,369

Contract owner transactions:
Proceeds from units sold		341,797	800,679
Cost of units redeemed		(1,088,252)	(687,233)
Account charges		(4,223)	(4,431)
Increase (decrease)		(750,678)	109,015
Net increase (decrease)		(1,168,884)	1,051,384
Net assets, beginning		4,703,461	3,652,077
Net assets, ending		$3,534,577	$4,703,461

Units sold		141,874	363,177
Units redeemed		(449,326)	(293,708)
Net increase (decrease)		(307,452)	69,469
Units outstanding, beginning		1,803,830	1,734,361
Units outstanding, ending		1,496,378	1,803,830

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$11,533,884
Cost of units redeemed/account charges			(9,944,064)
Net investment income (loss)			240,740
Net realized gain (loss)			342,739
Realized gain distributions			1,533,118
Net change in unrealized appreciation (depreciation)			(171,840)
Net assets			$3,534,577

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.31	1,101	$2,541	1.25%	-9.3%	12/31/2022	$2.40	143	$342	1.00%	-9.1%	12/31/2022	$2.49	0	$0	0.75%	-8.9%
12/31/2021	2.54	1,305	3,321	1.25%	24.0%	12/31/2021	2.64	148	391	1.00%	24.3%	12/31/2021	2.73	0	0	0.75%	24.6%
12/31/2020	2.05	1,195	2,453	1.25%	-1.4%	12/31/2020	2.12	169	359	1.00%	-1.2%	12/31/2020	2.19	0	0	0.75%	-0.9%
12/31/2019	2.08	1,352	2,815	1.25%	23.9%	12/31/2019	2.15	194	416	1.00%	24.2%	12/31/2019	2.21	0	0	0.75%	24.5%
12/31/2018	1.68	1,529	2,571	1.25%	-10.0%	12/31/2018	1.73	216	374	1.00%	-9.8%	12/31/2018	1.78	0	0	0.75%	-9.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.58	252	$652	0.50%	-8.7%	12/31/2022	$2.68	0	$0	0.25%	-8.4%	12/31/2022	$2.79	0	$0	0.00%	-8.2%
12/31/2021	2.83	350	992	0.50%	24.9%	12/31/2021	2.93	0	0	0.25%	25.2%	12/31/2021	3.04	0	0	0.00%	25.6%
12/31/2020	2.26	353	800	0.50%	-0.7%	12/31/2020	2.34	0	0	0.25%	-0.4%	12/31/2020	2.42	17	40	0.00%	-0.2%
12/31/2019	2.28	561	1,280	0.50%	24.8%	12/31/2019	2.35	0	0	0.25%	25.1%	12/31/2019	2.42	7	18	0.00%	25.4%
12/31/2018	1.83	740	1,351	0.50%	-9.4%	12/31/2018	1.88	0	0	0.25%	-9.1%	12/31/2018	1.93	2	4	0.00%	-8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.8%
2021	1.5%
2020	1.6%
2019	1.8%
2018	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Equity Income Fund Y Class - 06-828

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$26,743,818	$27,384,699	787,284
Receivables: investments sold	-
Payables: investments purchased	(31,253)
Net assets	$26,712,565

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$23,640,273	9,441,686	$2.50
Band 100	-	-	2.57
Band 75	-	-	2.63
Band 50	-	-	2.70
Band 25	-	-	2.77
Band 0	3,072,292	1,081,224	2.84
Total	$26,712,565	10,522,910

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$620,428
Mortality & expense charges			(344,345)
Net investment income (loss)			276,083

Gain (loss) on investments:
Net realized gain (loss)			567,141
Realized gain distributions			2,648,292
Net change in unrealized appreciation (depreciation)			(6,849,802)
Net gain (loss)			(3,634,369)

Increase (decrease) in net assets from operations			$(3,358,286)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$276,083	$184,883
Net realized gain (loss)		567,141	1,315,960
Realized gain distributions		2,648,292	2,671,487
Net change in unrealized appreciation (depreciation)		(6,849,802)	3,823,659

Increase (decrease) in net assets from operations		(3,358,286)	7,995,989

Contract owner transactions:
Proceeds from units sold		1,605,650	2,356,942
Cost of units redeemed		(8,360,207)	(7,386,998)
Account charges		(8,643)	(11,577)
Increase (decrease)		(6,763,200)	(5,041,633)
Net increase (decrease)		(10,121,486)	2,954,356
Net assets, beginning		36,834,051	33,879,695
Net assets, ending		$26,712,565	$36,834,051

Units sold		648,246	988,480
Units redeemed		(3,318,045)	(2,906,079)
Net increase (decrease)		(2,669,799)	(1,917,599)
Units outstanding, beginning		13,192,709	15,110,308
Units outstanding, ending		10,522,910	13,192,709

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$57,997,138
Cost of units redeemed/account charges			(45,100,055)
Net investment income (loss)			1,953,411
Net realized gain (loss)			2,667,284
Realized gain distributions			9,835,668
Net change in unrealized appreciation (depreciation)			(640,881)
Net assets			$26,712,565

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.50	9,442	$23,640	1.25%	-9.2%	12/31/2022	$2.57	0	$0	1.00%	-9.0%	12/31/2022	$2.63	0	$0	0.75%	-8.7%
12/31/2021	2.76	11,804	32,543	1.25%	24.3%	12/31/2021	2.82	0	0	1.00%	24.6%	12/31/2021	2.89	0	0	0.75%	24.9%
12/31/2020	2.22	13,607	30,188	1.25%	-1.1%	12/31/2020	2.26	0	0	1.00%	-0.9%	12/31/2020	2.31	0	0	0.75%	-0.7%
12/31/2019	2.24	14,751	33,105	1.25%	24.2%	12/31/2019	2.28	0	0	1.00%	24.5%	12/31/2019	2.33	0	0	0.75%	24.8%
12/31/2018	1.81	16,648	30,088	1.25%	-9.8%	12/31/2018	1.84	0	0	1.00%	-9.6%	12/31/2018	1.86	0	0	0.75%	-9.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.70	0	$0	0.50%	-8.5%	12/31/2022	$2.77	0	$0	0.25%	-8.3%	12/31/2022	$2.84	1,081	$3,072	0.00%	-8.0%
12/31/2021	2.95	0	0	0.50%	25.2%	12/31/2021	3.02	0	0	0.25%	25.5%	12/31/2021	3.09	1,389	4,291	0.00%	25.8%
12/31/2020	2.36	0	0	0.50%	-0.4%	12/31/2020	2.41	0	0	0.25%	-0.2%	12/31/2020	2.46	1,503	3,692	0.00%	0.1%
12/31/2019	2.37	0	0	0.50%	25.1%	12/31/2019	2.41	0	0	0.25%	25.4%	12/31/2019	2.45	1,687	4,139	0.00%	25.7%
12/31/2018	1.89	0	0	0.50%	-9.1%	12/31/2018	1.92	0	0	0.25%	-8.9%	12/31/2018	1.95	1,775	3,463	0.00%	-8.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.0%
2021	1.7%
2020	1.7%
2019	2.1%
2018	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Fund A Class - 06-833

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,358,957	$1,587,298	46,436
Receivables: investments sold	233
Payables: investments purchased	-
Net assets	$1,359,190

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,332,437	447,167	$2.98
Band 100	26,753	8,754	3.06
Band 75	-	-	3.13
Band 50	-	-	3.21
Band 25	-	-	3.30
Band 0	-	-	3.38
Total	$1,359,190	455,921

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$7,614
Mortality & expense charges			(16,387)
Net investment income (loss)			(8,773)

Gain (loss) on investments:
Net realized gain (loss)			(27,422)
Realized gain distributions			46,314
Net change in unrealized appreciation (depreciation)			(299,949)
Net gain (loss)			(281,057)

Increase (decrease) in net assets from operations			$(289,830)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(8,773)	$(10,439)
Net realized gain (loss)		(27,422)	28,633
Realized gain distributions		46,314	156,169
Net change in unrealized appreciation (depreciation)		(299,949)	36,448

Increase (decrease) in net assets from operations		(289,830)	210,811

Contract owner transactions:
Proceeds from units sold		801,066	360,114
Cost of units redeemed		(262,671)	(221,407)
Account charges		(153)	(101)
Increase (decrease)		538,242	138,606
Net increase (decrease)		248,412	349,417
Net assets, beginning		1,110,778	761,361
Net assets, ending		$1,359,190	$1,110,778

Units sold		244,283	107,972
Units redeemed		(84,470)	(68,025)
Net increase (decrease)		159,813	39,947
Units outstanding, beginning		296,108	256,161
Units outstanding, ending		455,921	296,108

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,948,642
Cost of units redeemed/account charges			(705,069)
Net investment income (loss)			(23,646)
Net realized gain (loss)			(32,508)
Realized gain distributions			400,112
Net change in unrealized appreciation (depreciation)			(228,341)
Net assets			$1,359,190

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.98	447	$1,332	1.25%	-20.5%	12/31/2022	$3.06	9	$27	1.00%	-20.3%	12/31/2022	$3.13	0	$0	0.75%	-20.1%
12/31/2021	3.75	281	1,051	1.25%	26.2%	12/31/2021	3.83	16	59	1.00%	26.5%	12/31/2021	3.92	0	0	0.75%	26.9%
12/31/2020	2.97	240	713	1.25%	22.4%	12/31/2020	3.03	16	48	1.00%	22.7%	12/31/2020	3.09	0	0	0.75%	23.0%
12/31/2019	2.43	101	244	1.25%	29.4%	12/31/2019	2.47	17	42	1.00%	29.7%	12/31/2019	2.51	0	0	0.75%	30.0%
12/31/2018	1.88	116	218	1.25%	-3.0%	12/31/2018	1.90	17	32	1.00%	-2.7%	12/31/2018	1.93	0	0	0.75%	-2.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.21	0	$0	0.50%	-19.9%	12/31/2022	$3.30	0	$0	0.25%	-19.7%	12/31/2022	$3.38	0	$0	0.00%	-19.5%
12/31/2021	4.01	0	0	0.50%	27.2%	12/31/2021	4.10	0	0	0.25%	27.5%	12/31/2021	4.20	0	0	0.00%	27.8%
12/31/2020	3.15	0	0	0.50%	23.3%	12/31/2020	3.22	0	0	0.25%	23.6%	12/31/2020	3.29	0	0	0.00%	23.9%
12/31/2019	2.56	0	0	0.50%	30.3%	12/31/2019	2.61	0	0	0.25%	30.7%	12/31/2019	2.65	0	0	0.00%	31.0%
12/31/2018	1.96	0	0	0.50%	-2.2%	12/31/2018	1.99	0	0	0.25%	-2.0%	12/31/2018	2.02	0	0	0.00%	-1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.6%
2021	0.1%
2020	0.3%
2019	0.8%
2018	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Fund VCT Portfolio I Class - 06-590

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,262,982	$2,749,071	172,624
Receivables: investments sold	-
Payables: investments purchased	(10,232)
Net assets	$2,252,750

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,252,750	563,045	$4.00
Band 100	-	-	4.20
Band 75	-	-	4.41
Band 50	-	-	4.62
Band 25	-	-	4.85
Band 0	-	-	5.53
Total	$2,252,750	563,045

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$15,876
Mortality & expense charges			(29,995)
Net investment income (loss)			(14,119)

Gain (loss) on investments:
Net realized gain (loss)			14,843
Realized gain distributions			375,392
Net change in unrealized appreciation (depreciation)			(942,747)
Net gain (loss)			(552,512)

Increase (decrease) in net assets from operations			$(566,631)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(14,119)	$(27,264)
Net realized gain (loss)		14,843	105,791
Realized gain distributions		375,392	218,620
Net change in unrealized appreciation (depreciation)		(942,747)	387,156

Increase (decrease) in net assets from operations		(566,631)	684,303

Contract owner transactions:
Proceeds from units sold		290,830	286,858
Cost of units redeemed		(395,523)	(853,394)
Account charges		(1,948)	(2,596)
Increase (decrease)		(106,641)	(569,132)
Net increase (decrease)		(673,272)	115,171
Net assets, beginning		2,926,022	2,810,851
Net assets, ending		$2,252,750	$2,926,022

Units sold		69,241	61,153
Units redeemed		(87,642)	(185,689)
Net increase (decrease)		(18,401)	(124,536)
Units outstanding, beginning		581,446	705,982
Units outstanding, ending		563,045	581,446

* Date of Fund Inception into Variable Account: 5 /1 /1997
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$22,499,296
Cost of units redeemed/account charges			(22,288,273)
Net investment income (loss)			318,054
Net realized gain (loss)			(479,816)
Realized gain distributions			2,689,578
Net change in unrealized appreciation (depreciation)			(486,089)
Net assets			$2,252,750

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.00	563	$2,253	1.25%	-20.5%	12/31/2022	$4.20	0	$0	1.00%	-20.3%	12/31/2022	$4.41	0	$0	0.75%	-20.1%
12/31/2021	5.03	581	2,926	1.25%	26.4%	12/31/2021	5.27	0	0	1.00%	26.7%	12/31/2021	5.51	0	0	0.75%	27.0%
12/31/2020	3.98	706	2,811	1.25%	22.7%	12/31/2020	4.16	0	0	1.00%	23.0%	12/31/2020	4.34	0	0	0.75%	23.4%
12/31/2019	3.24	440	1,428	1.25%	29.7%	12/31/2019	3.38	0	0	1.00%	30.0%	12/31/2019	3.52	0	0	0.75%	30.4%
12/31/2018	2.50	459	1,149	1.25%	-2.7%	12/31/2018	2.60	0	0	1.00%	-2.5%	12/31/2018	2.70	0	0	0.75%	-2.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.62	0	$0	0.50%	-19.9%	12/31/2022	$4.85	0	$0	0.25%	-19.7%	12/31/2022	$5.53	0	$0	0.00%	-19.5%
12/31/2021	5.77	0	0	0.50%	27.3%	12/31/2021	6.04	0	0	0.25%	27.7%	12/31/2021	6.86	0	0	0.00%	28.0%
12/31/2020	4.53	0	0	0.50%	23.7%	12/31/2020	4.73	0	0	0.25%	24.0%	12/31/2020	5.36	0	0	0.00%	24.3%
12/31/2019	3.66	0	0	0.50%	30.7%	12/31/2019	3.82	0	0	0.25%	31.0%	12/31/2019	4.32	0	0	0.00%	31.3%
12/31/2018	2.80	0	0	0.50%	-2.0%	12/31/2018	2.91	0	0	0.25%	-1.8%	12/31/2018	3.29	0	0	0.00%	-1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.6%
2021	0.3%
2020	0.6%
2019	1.0%
2018	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Fundamental Growth Fund A Class - 06-628

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$261,918	$284,612	10,612
Receivables: investments sold	-
Payables: investments purchased	(5,195)
Net assets	$256,723

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$256,723	81,690	$3.14
Band 100	-	-	3.23
Band 75	-	-	3.31
Band 50	-	-	3.40
Band 25	-	-	3.49
Band 0	-	-	3.59
Total	$256,723	81,690

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(3,578)
Net investment income (loss)			(3,578)

Gain (loss) on investments:
Net realized gain (loss)			(66,734)
Realized gain distributions			11,232
Net change in unrealized appreciation (depreciation)			(17,589)
Net gain (loss)			(73,091)

Increase (decrease) in net assets from operations			$(76,669)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,578)	$(5,288)
Net realized gain (loss)		(66,734)	98,127
Realized gain distributions		11,232	64,296
Net change in unrealized appreciation (depreciation)		(17,589)	(74,088)

Increase (decrease) in net assets from operations		(76,669)	83,047

Contract owner transactions:
Proceeds from units sold		241,157	264,975
Cost of units redeemed		(252,762)	(391,015)
Account charges		(465)	(461)
Increase (decrease)		(12,070)	(126,501)
Net increase (decrease)		(88,739)	(43,454)
Net assets, beginning		345,462	388,916
Net assets, ending		$256,723	$345,462

Units sold		75,342	74,812
Units redeemed		(79,669)	(106,813)
Net increase (decrease)		(4,327)	(32,001)
Units outstanding, beginning		86,017	118,018
Units outstanding, ending		81,690	86,017

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$9,353,327
Cost of units redeemed/account charges			(11,098,980)
Net investment income (loss)			(137,117)
Net realized gain (loss)			1,441,289
Realized gain distributions			720,898
Net change in unrealized appreciation (depreciation)			(22,694)
Net assets			$256,723

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.14	82	$257	1.25%	-21.8%	12/31/2022	$3.23	0	$0	1.00%	-21.6%	12/31/2022	$3.31	0	$0	0.75%	-21.4%
12/31/2021	4.02	86	345	1.25%	21.9%	12/31/2021	4.11	0	0	1.00%	22.2%	12/31/2021	4.21	0	0	0.75%	22.5%
12/31/2020	3.30	118	389	1.25%	25.5%	12/31/2020	3.37	0	0	1.00%	25.8%	12/31/2020	3.44	0	0	0.75%	26.1%
12/31/2019	2.63	242	636	1.25%	32.2%	12/31/2019	2.68	0	0	1.00%	32.5%	12/31/2019	2.73	0	0	0.75%	32.8%
12/31/2018	1.99	692	1,376	1.25%	-1.9%	12/31/2018	2.02	0	0	1.00%	-1.6%	12/31/2018	2.05	0	0	0.75%	-1.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.40	0	$0	0.50%	-21.2%	12/31/2022	$3.49	0	$0	0.25%	-21.0%	12/31/2022	$3.59	0	$0	0.00%	-20.8%
12/31/2021	4.32	0	0	0.50%	22.8%	12/31/2021	4.42	0	0	0.25%	23.1%	12/31/2021	4.53	0	0	0.00%	23.4%
12/31/2020	3.51	0	0	0.50%	26.4%	12/31/2020	3.59	0	0	0.25%	26.7%	12/31/2020	3.67	0	0	0.00%	27.0%
12/31/2019	2.78	0	0	0.50%	33.2%	12/31/2019	2.83	0	0	0.25%	33.5%	12/31/2019	2.89	5	15	0.00%	33.8%
12/31/2018	2.09	0	0	0.50%	-1.1%	12/31/2018	2.12	0	0	0.25%	-0.9%	12/31/2018	2.16	184	398	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Fundamental Growth Fund Y Class - 06-626

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,927,131	$2,199,454	78,325
Receivables: investments sold	3,581
Payables: investments purchased	-
Net assets	$1,930,712

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,930,712	595,879	$3.24
Band 100	-	-	3.33
Band 75	-	-	3.42
Band 50	-	-	3.51
Band 25	-	-	3.60
Band 0	-	-	3.70
Total	$1,930,712	595,879

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(29,020)
Net investment income (loss)			(29,020)

Gain (loss) on investments:
Net realized gain (loss)			(35,473)
Realized gain distributions			79,124
Net change in unrealized appreciation (depreciation)			(703,653)
Net gain (loss)			(660,002)

Increase (decrease) in net assets from operations			$(689,022)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(29,020)	$(104,697)
Net realized gain (loss)		(35,473)	2,986,154
Realized gain distributions		79,124	1,267,173
Net change in unrealized appreciation (depreciation)		(703,653)	(2,466,602)

Increase (decrease) in net assets from operations		(689,022)	1,682,028

Contract owner transactions:
Proceeds from units sold		249,657	730,889
Cost of units redeemed		(1,122,825)	(11,036,233)
Account charges		(561)	(9,324)
Increase (decrease)		(873,729)	(10,314,668)
Net increase (decrease)		(1,562,751)	(8,632,640)
Net assets, beginning		3,493,463	12,126,103
Net assets, ending		$1,930,712	$3,493,463

Units sold		72,557	206,787
Units redeemed		(322,476)	(2,948,617)
Net increase (decrease)		(249,919)	(2,741,830)
Units outstanding, beginning		845,798	3,587,628
Units outstanding, ending		595,879	845,798

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$30,534,877
Cost of units redeemed/account charges			(39,657,362)
Net investment income (loss)			(611,597)
Net realized gain (loss)			6,951,174
Realized gain distributions			4,985,943
Net change in unrealized appreciation (depreciation)			(272,323)
Net assets			$1,930,712

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.24	596	$1,931	1.25%	-21.6%	12/31/2022	$3.33	0	$0	1.00%	-21.4%	12/31/2022	$3.42	0	$0	0.75%	-21.2%
12/31/2021	4.13	846	3,493	1.25%	22.2%	12/31/2021	4.23	0	0	1.00%	22.5%	12/31/2021	4.33	0	0	0.75%	22.8%
12/31/2020	3.38	3,588	12,126	1.25%	25.8%	12/31/2020	3.45	0	0	1.00%	26.1%	12/31/2020	3.53	0	0	0.75%	26.4%
12/31/2019	2.69	2,920	7,846	1.25%	32.6%	12/31/2019	2.74	0	0	1.00%	32.9%	12/31/2019	2.79	0	0	0.75%	33.3%
12/31/2018	2.03	5,252	10,644	1.25%	-1.6%	12/31/2018	2.06	0	0	1.00%	-1.3%	12/31/2018	2.09	0	0	0.75%	-1.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.51	0	$0	0.50%	-21.0%	12/31/2022	$3.60	0	$0	0.25%	-20.8%	12/31/2022	$3.70	0	$0	0.00%	-20.6%
12/31/2021	4.44	0	0	0.50%	23.1%	12/31/2021	4.55	0	0	0.25%	23.4%	12/31/2021	4.66	0	0	0.00%	23.7%
12/31/2020	3.61	0	0	0.50%	26.7%	12/31/2020	3.68	0	0	0.25%	27.0%	12/31/2020	3.76	0	0	0.00%	27.4%
12/31/2019	2.84	0	0	0.50%	33.6%	12/31/2019	2.90	0	0	0.25%	33.9%	12/31/2019	2.96	604	1,786	0.00%	34.3%
12/31/2018	2.13	0	0	0.50%	-0.8%	12/31/2018	2.16	0	0	0.25%	-0.6%	12/31/2018	2.20	643	1,415	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.2%
2019	0.3%
2018	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer High Yield Fund A Class - 06-837

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$463,644	$527,822	56,749
Receivables: investments sold	-
Payables: investments purchased	(1,133)
Net assets	$462,511

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$273,043	212,620	$1.28
Band 100	76,793	58,303	1.32
Band 75	-	-	1.35
Band 50	112,675	81,325	1.39
Band 25	-	-	1.42
Band 0	-	-	1.46
Total	$462,511	352,248

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$21,701
Mortality & expense charges			(4,943)
Net investment income (loss)			16,758

Gain (loss) on investments:
Net realized gain (loss)			(5,227)
Realized gain distributions			3,814
Net change in unrealized appreciation (depreciation)			(76,917)
Net gain (loss)			(78,330)

Increase (decrease) in net assets from operations			$(61,572)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$16,758	$16,190
Net realized gain (loss)		(5,227)	925
Realized gain distributions		3,814	-
Net change in unrealized appreciation (depreciation)		(76,917)	5,987

Increase (decrease) in net assets from operations		(61,572)	23,102

Contract owner transactions:
Proceeds from units sold		65,484	7,315
Cost of units redeemed		(47,890)	(41,462)
Account charges		(93)	(171)
Increase (decrease)		17,501	(34,318)
Net increase (decrease)		(44,071)	(11,216)
Net assets, beginning		506,582	517,798
Net assets, ending		$462,511	$506,582

Units sold		49,477	5,741
Units redeemed		(38,587)	(29,857)
Net increase (decrease)		10,890	(24,116)
Units outstanding, beginning		341,358	365,474
Units outstanding, ending		352,248	341,358

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,845,269
Cost of units redeemed/account charges			(1,511,276)
Net investment income (loss)			183,394
Net realized gain (loss)			(26,257)
Realized gain distributions			35,559
Net change in unrealized appreciation (depreciation)			(64,178)
Net assets			$462,511

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.28	213	$273	1.25%	-12.0%	12/31/2022	$1.32	58	$77	1.00%	-11.8%	12/31/2022	$1.35	0	$0	0.75%	-11.5%
12/31/2021	1.46	216	315	1.25%	4.4%	12/31/2021	1.49	64	96	1.00%	4.7%	12/31/2021	1.53	0	0	0.75%	5.0%
12/31/2020	1.40	238	333	1.25%	1.8%	12/31/2020	1.43	67	95	1.00%	2.0%	12/31/2020	1.45	0	0	0.75%	2.3%
12/31/2019	1.37	271	372	1.25%	12.7%	12/31/2019	1.40	70	98	1.00%	13.0%	12/31/2019	1.42	0	0	0.75%	13.3%
12/31/2018	1.22	290	354	1.25%	-4.3%	12/31/2018	1.24	72	89	1.00%	-4.1%	12/31/2018	1.26	0	0	0.75%	-3.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.39	81	$113	0.50%	-11.3%	12/31/2022	$1.42	0	$0	0.25%	-11.1%	12/31/2022	$1.46	0	$0	0.00%	-10.9%
12/31/2021	1.56	61	96	0.50%	5.2%	12/31/2021	1.60	0	0	0.25%	5.5%	12/31/2021	1.64	0	0	0.00%	5.8%
12/31/2020	1.48	61	90	0.50%	2.6%	12/31/2020	1.52	0	0	0.25%	2.8%	12/31/2020	1.55	0	0	0.00%	3.1%
12/31/2019	1.45	72	104	0.50%	13.5%	12/31/2019	1.47	0	0	0.25%	13.8%	12/31/2019	1.50	0	0	0.00%	14.1%
12/31/2018	1.28	72	92	0.50%	-3.6%	12/31/2018	1.29	0	0	0.25%	-3.4%	12/31/2018	1.31	0	0	0.00%	-3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	4.5%
2021	4.2%
2020	5.0%
2019	5.1%
2018	5.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer High Yield Fund Y Class - 06-829

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,530	$10,754	1,180
Receivables: investments sold	102
Payables: investments purchased	-
Net assets	$9,632

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,632	7,280	$1.32
Band 100	-	-	1.36
Band 75	-	-	1.39
Band 50	-	-	1.43
Band 25	-	-	1.46
Band 0	-	-	1.50
Total	$9,632	7,280

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$520
Mortality & expense charges			(135)
Net investment income (loss)			385

Gain (loss) on investments:
Net realized gain (loss)			(318)
Realized gain distributions			78
Net change in unrealized appreciation (depreciation)			(1,501)
Net gain (loss)			(1,741)

Increase (decrease) in net assets from operations			$(1,356)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$385	$362
Net realized gain (loss)		(318)	102
Realized gain distributions		78	-
Net change in unrealized appreciation (depreciation)		(1,501)	60

Increase (decrease) in net assets from operations		(1,356)	524

Contract owner transactions:
Proceeds from units sold		2,265	2,877
Cost of units redeemed		(2,558)	(2,933)
Account charges		(27)	(29)
Increase (decrease)		(320)	(85)
Net increase (decrease)		(1,676)	439
Net assets, beginning		11,308	10,869
Net assets, ending		$9,632	$11,308

Units sold		1,682	1,957
Units redeemed		(1,945)	(2,005)
Net increase (decrease)		(263)	(48)
Units outstanding, beginning		7,543	7,591
Units outstanding, ending		7,280	7,543

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$106,256
Cost of units redeemed/account charges			(104,446)
Net investment income (loss)			9,532
Net realized gain (loss)			(849)
Realized gain distributions			363
Net change in unrealized appreciation (depreciation)			(1,224)
Net assets			$9,632

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.32	7	$10	1.25%	-11.7%	12/31/2022	$1.36	0	$0	1.00%	-11.5%	12/31/2022	$1.39	0	$0	0.75%	-11.3%
12/31/2021	1.50	8	11	1.25%	4.7%	12/31/2021	1.53	0	0	1.00%	5.0%	12/31/2021	1.57	0	0	0.75%	5.2%
12/31/2020	1.43	8	11	1.25%	2.1%	12/31/2020	1.46	0	0	1.00%	2.3%	12/31/2020	1.49	0	0	0.75%	2.6%
12/31/2019	1.40	5	7	1.25%	13.0%	12/31/2019	1.43	0	0	1.00%	13.3%	12/31/2019	1.45	0	0	0.75%	13.6%
12/31/2018	1.24	56	70	1.25%	-4.1%	12/31/2018	1.26	0	0	1.00%	-3.8%	12/31/2018	1.28	0	0	0.75%	-3.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.43	0	$0	0.50%	-11.1%	12/31/2022	$1.46	0	$0	0.25%	-10.9%	12/31/2022	$1.50	0	$0	0.00%	-10.6%
12/31/2021	1.61	0	0	0.50%	5.5%	12/31/2021	1.64	0	0	0.25%	5.8%	12/31/2021	1.68	0	0	0.00%	6.0%
12/31/2020	1.52	0	0	0.50%	2.8%	12/31/2020	1.55	0	0	0.25%	3.1%	12/31/2020	1.58	0	0	0.00%	3.3%
12/31/2019	1.48	0	0	0.50%	13.9%	12/31/2019	1.51	0	0	0.25%	14.1%	12/31/2019	1.53	0	0	0.00%	14.4%
12/31/2018	1.30	0	0	0.50%	-3.3%	12/31/2018	1.32	0	0	0.25%	-3.1%	12/31/2018	1.34	0	0	0.00%	-2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	5.0%
2021	4.5%
2020	5.0%
2019	6.6%
2018	5.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Mid Cap Value Fund A Class - 06-838

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$618,789	$663,125	28,024
Receivables: investments sold	-
Payables: investments purchased	(7)
Net assets	$618,782

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$580,849	257,573	$2.26
Band 100	37,933	16,401	2.31
Band 75	-	-	2.37
Band 50	-	-	2.43
Band 25	-	-	2.50
Band 0	-	-	2.56
Total	$618,782	273,974

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$9,351
Mortality & expense charges			(7,181)
Net investment income (loss)			2,170

Gain (loss) on investments:
Net realized gain (loss)			2,728
Realized gain distributions			59,189
Net change in unrealized appreciation (depreciation)			(106,456)
Net gain (loss)			(44,539)

Increase (decrease) in net assets from operations			$(42,369)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,170	$(3,203)
Net realized gain (loss)		2,728	13,618
Realized gain distributions		59,189	69,945
Net change in unrealized appreciation (depreciation)		(106,456)	52,628

Increase (decrease) in net assets from operations		(42,369)	132,988

Contract owner transactions:
Proceeds from units sold		98,399	61,259
Cost of units redeemed		(29,832)	(79,992)
Account charges		(16)	(5)
Increase (decrease)		68,551	(18,738)
Net increase (decrease)		26,182	114,250
Net assets, beginning		592,600	478,350
Net assets, ending		$618,782	$592,600

Units sold		45,235	27,419
Units redeemed		(14,821)	(35,280)
Net increase (decrease)		30,414	(7,861)
Units outstanding, beginning		243,560	251,421
Units outstanding, ending		273,974	243,560

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,258,204
Cost of units redeemed/account charges			(798,817)
Net investment income (loss)			(5,390)
Net realized gain (loss)			(50,252)
Realized gain distributions			259,373
Net change in unrealized appreciation (depreciation)			(44,336)
Net assets			$618,782

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.26	258	$581	1.25%	-7.2%	12/31/2022	$2.31	16	$38	1.00%	-6.9%	12/31/2022	$2.37	0	$0	0.75%	-6.7%
12/31/2021	2.43	227	551	1.25%	27.9%	12/31/2021	2.49	17	41	1.00%	28.2%	12/31/2021	2.54	0	0	0.75%	28.5%
12/31/2020	1.90	235	446	1.25%	0.5%	12/31/2020	1.94	17	32	1.00%	0.8%	12/31/2020	1.98	0	0	0.75%	1.1%
12/31/2019	1.89	221	418	1.25%	26.4%	12/31/2019	1.92	17	33	1.00%	26.8%	12/31/2019	1.96	0	0	0.75%	27.1%
12/31/2018	1.49	201	300	1.25%	-20.5%	12/31/2018	1.52	22	33	1.00%	-20.3%	12/31/2018	1.54	0	0	0.75%	-20.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.43	0	$0	0.50%	-6.5%	12/31/2022	$2.50	0	$0	0.25%	-6.2%	12/31/2022	$2.56	0	$0	0.00%	-6.0%
12/31/2021	2.60	0	0	0.50%	28.8%	12/31/2021	2.66	0	0	0.25%	29.1%	12/31/2021	2.72	0	0	0.00%	29.5%
12/31/2020	2.02	0	0	0.50%	1.3%	12/31/2020	2.06	0	0	0.25%	1.6%	12/31/2020	2.10	0	0	0.00%	1.8%
12/31/2019	1.99	0	0	0.50%	27.4%	12/31/2019	2.03	0	0	0.25%	27.7%	12/31/2019	2.07	157	323	0.00%	28.0%
12/31/2018	1.56	0	0	0.50%	-19.9%	12/31/2018	1.59	0	0	0.25%	-19.7%	12/31/2018	1.61	152	244	0.00%	-19.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.5%
2021	0.7%
2020	0.5%
2019	0.9%
2018	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Mid Cap Value Fund Y Class - 06-831 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.32
Band 100	-	-	2.38
Band 75	-	-	2.44
Band 50	-	-	2.50
Band 25	-	-	2.56
Band 0	-	-	2.63
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$263,800
Cost of units redeemed/account charges			(302,546)
Net investment income (loss)			(2,987)
Net realized gain (loss)			6,893
Realized gain distributions			34,840
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.32	0	$0	1.25%	-7.0%	12/31/2022	$2.38	0	$0	1.00%	-6.8%	12/31/2022	$2.44	0	$0	0.75%	-6.6%
12/31/2021	2.49	0	0	1.25%	28.2%	12/31/2021	2.55	0	0	1.00%	28.5%	12/31/2021	2.61	0	0	0.75%	28.8%
12/31/2020	1.94	0	0	1.25%	0.9%	12/31/2020	1.98	0	0	1.00%	1.1%	12/31/2020	2.03	0	0	0.75%	1.4%
12/31/2019	1.93	0	0	1.25%	26.7%	12/31/2019	1.96	0	0	1.00%	27.0%	12/31/2019	2.00	0	0	0.75%	27.3%
12/31/2018	1.52	57	87	1.25%	-20.3%	12/31/2018	1.55	0	0	1.00%	-20.1%	12/31/2018	1.57	0	0	0.75%	-19.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.50	0	$0	0.50%	-6.3%	12/31/2022	$2.56	0	$0	0.25%	-6.1%	12/31/2022	$2.63	0	$0	0.00%	-5.9%
12/31/2021	2.67	0	0	0.50%	29.2%	12/31/2021	2.73	0	0	0.25%	29.5%	12/31/2021	2.79	0	0	0.00%	29.8%
12/31/2020	2.07	0	0	0.50%	1.6%	12/31/2020	2.11	0	0	0.25%	1.9%	12/31/2020	2.15	0	0	0.00%	2.1%
12/31/2019	2.03	0	0	0.50%	27.6%	12/31/2019	2.07	0	0	0.25%	28.0%	12/31/2019	2.11	0	0	0.00%	28.3%
12/31/2018	1.59	0	0	0.50%	-19.7%	12/31/2018	1.62	0	0	0.25%	-19.5%	12/31/2018	1.64	0	0	0.00%	-19.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Select Mid Cap Growth Fund A Class - 06-836

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,752,089	$2,250,499	48,955
Receivables: investments sold	-
Payables: investments purchased	(7,303)
Net assets	$1,744,786

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,744,786	673,645	$2.59
Band 100	-	-	2.66
Band 75	-	-	2.72
Band 50	-	-	2.79
Band 25	-	-	2.87
Band 0	-	-	2.94
Total	$1,744,786	673,645

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(24,794)
Net investment income (loss)			(24,794)

Gain (loss) on investments:
Net realized gain (loss)			(55,253)
Realized gain distributions			31,243
Net change in unrealized appreciation (depreciation)			(848,297)
Net gain (loss)			(872,307)

Increase (decrease) in net assets from operations			$(897,101)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(24,794)	$(39,666)
Net realized gain (loss)		(55,253)	218,221
Realized gain distributions		31,243	305,956
Net change in unrealized appreciation (depreciation)		(848,297)	(283,848)

Increase (decrease) in net assets from operations		(897,101)	200,663

Contract owner transactions:
Proceeds from units sold		259,367	582,786
Cost of units redeemed		(617,975)	(886,571)
Account charges		(782)	(1,143)
Increase (decrease)		(359,390)	(304,928)
Net increase (decrease)		(1,256,491)	(104,265)
Net assets, beginning		3,001,277	3,105,542
Net assets, ending		$1,744,786	$3,001,277

Units sold		93,851	164,155
Units redeemed		(206,691)	(244,821)
Net increase (decrease)		(112,840)	(80,666)
Units outstanding, beginning		786,485	867,151
Units outstanding, ending		673,645	786,485

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$8,605,875
Cost of units redeemed/account charges			(8,023,410)
Net investment income (loss)			(193,570)
Net realized gain (loss)			443,286
Realized gain distributions			1,411,015
Net change in unrealized appreciation (depreciation)			(498,410)
Net assets			$1,744,786

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.59	674	$1,745	1.25%	-32.1%	12/31/2022	$2.66	0	$0	1.00%	-32.0%	12/31/2022	$2.72	0	$0	0.75%	-31.8%
12/31/2021	3.82	786	3,001	1.25%	6.6%	12/31/2021	3.90	0	0	1.00%	6.9%	12/31/2021	3.99	0	0	0.75%	7.2%
12/31/2020	3.58	862	3,085	1.25%	37.2%	12/31/2020	3.65	0	0	1.00%	37.6%	12/31/2020	3.73	0	0	0.75%	37.9%
12/31/2019	2.61	1,008	2,629	1.25%	31.1%	12/31/2019	2.66	0	0	1.00%	31.4%	12/31/2019	2.70	0	0	0.75%	31.7%
12/31/2018	1.99	1,078	2,146	1.25%	-7.4%	12/31/2018	2.02	0	0	1.00%	-7.2%	12/31/2018	2.05	0	0	0.75%	-7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.79	0	$0	0.50%	-31.6%	12/31/2022	$2.87	0	$0	0.25%	-31.4%	12/31/2022	$2.94	0	$0	0.00%	-31.3%
12/31/2021	4.09	0	0	0.50%	7.4%	12/31/2021	4.18	0	0	0.25%	7.7%	12/31/2021	4.28	0	0	0.00%	8.0%
12/31/2020	3.80	0	0	0.50%	38.3%	12/31/2020	3.88	0	0	0.25%	38.6%	12/31/2020	3.96	5	20	0.00%	38.9%
12/31/2019	2.75	0	0	0.50%	32.1%	12/31/2019	2.80	0	0	0.25%	32.4%	12/31/2019	2.85	2	5	0.00%	32.7%
12/31/2018	2.08	0	0	0.50%	-6.7%	12/31/2018	2.12	0	0	0.25%	-6.5%	12/31/2018	2.15	193	414	0.00%	-6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Select Mid Cap Growth VCT Portfolio I Class - 06-591

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,911,870	$16,272,028	643,706
Receivables: investments sold	22,451
Payables: investments purchased	-
Net assets	$11,934,321

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,934,321	2,523,335	$4.73
Band 100	-	-	4.96
Band 75	-	-	5.21
Band 50	-	-	5.46
Band 25	-	-	5.73
Band 0	-	-	6.53
Total	$11,934,321	2,523,335

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(171,765)
Net investment income (loss)			(171,765)

Gain (loss) on investments:
Net realized gain (loss)			(300,672)
Realized gain distributions			2,636,823
Net change in unrealized appreciation (depreciation)			(8,191,142)
Net gain (loss)			(5,854,991)

Increase (decrease) in net assets from operations			$(6,026,756)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(171,765)	$(254,846)
Net realized gain (loss)		(300,672)	679,305
Realized gain distributions		2,636,823	2,818,174
Net change in unrealized appreciation (depreciation)		(8,191,142)	(1,926,190)

Increase (decrease) in net assets from operations		(6,026,756)	1,316,443

Contract owner transactions:
Proceeds from units sold		908,563	1,180,031
Cost of units redeemed		(2,563,489)	(2,608,696)
Account charges		(4,930)	(6,335)
Increase (decrease)		(1,659,856)	(1,435,000)
Net increase (decrease)		(7,686,612)	(118,557)
Net assets, beginning		19,620,933	19,739,490
Net assets, ending		$11,934,321	$19,620,933

Units sold		178,701	186,934
Units redeemed		(479,936)	(395,142)
Net increase (decrease)		(301,235)	(208,208)
Units outstanding, beginning		2,824,570	3,032,778
Units outstanding, ending		2,523,335	2,824,570

* Date of Fund Inception into Variable Account: 5 /1 /1997
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$94,562,356
Cost of units redeemed/account charges			(99,038,840)
Net investment income (loss)			(1,361,553)
Net realized gain (loss)			2,411,366
Realized gain distributions			19,721,150
Net change in unrealized appreciation (depreciation)			(4,360,158)
Net assets			$11,934,321

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.73	2,523	$11,934	1.25%	-31.9%	12/31/2022	$4.96	0	$0	1.00%	-31.7%	12/31/2022	$5.21	0	$0	0.75%	-31.6%
12/31/2021	6.95	2,825	19,621	1.25%	6.7%	12/31/2021	7.27	0	0	1.00%	7.0%	12/31/2021	7.61	0	0	0.75%	7.3%
12/31/2020	6.51	3,033	19,739	1.25%	37.4%	12/31/2020	6.80	0	0	1.00%	37.8%	12/31/2020	7.10	0	0	0.75%	38.1%
12/31/2019	4.74	3,229	15,289	1.25%	31.4%	12/31/2019	4.93	0	0	1.00%	31.8%	12/31/2019	5.14	0	0	0.75%	32.1%
12/31/2018	3.60	2,716	9,787	1.25%	-7.6%	12/31/2018	3.74	0	0	1.00%	-7.4%	12/31/2018	3.89	0	0	0.75%	-7.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$5.46	0	$0	0.50%	-31.4%	12/31/2022	$5.73	0	$0	0.25%	-31.2%	12/31/2022	$6.53	0	$0	0.00%	-31.1%
12/31/2021	7.97	0	0	0.50%	7.5%	12/31/2021	8.34	0	0	0.25%	7.8%	12/31/2021	9.48	0	0	0.00%	8.1%
12/31/2020	7.41	0	0	0.50%	38.5%	12/31/2020	7.73	0	0	0.25%	38.8%	12/31/2020	8.77	0	0	0.00%	39.2%
12/31/2019	5.35	0	0	0.50%	32.4%	12/31/2019	5.57	0	0	0.25%	32.7%	12/31/2019	6.30	0	0	0.00%	33.1%
12/31/2018	4.04	0	0	0.50%	-7.0%	12/31/2018	4.20	0	0	0.25%	-6.7%	12/31/2018	4.73	0	0	0.00%	-6.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Strategic Income Fund A Class - 06-594

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$322,836	$375,134	35,647
Receivables: investments sold	845
Payables: investments purchased	-
Net assets	$323,681

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$323,681	275,769	$1.17
Band 100	-	-	1.21
Band 75	-	-	1.24
Band 50	-	-	1.28
Band 25	-	-	1.32
Band 0	-	-	1.36
Total	$323,681	275,769

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$13,612
Mortality & expense charges			(5,967)
Net investment income (loss)			7,645

Gain (loss) on investments:
Net realized gain (loss)			(36,290)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(56,564)
Net gain (loss)			(92,854)

Increase (decrease) in net assets from operations			$(85,209)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,645	$12,145
Net realized gain (loss)		(36,290)	3,403
Realized gain distributions		-	30,532
Net change in unrealized appreciation (depreciation)		(56,564)	(40,120)

Increase (decrease) in net assets from operations		(85,209)	5,960

Contract owner transactions:
Proceeds from units sold		49,328	135,915
Cost of units redeemed		(294,994)	(44,716)
Account charges		(193)	(118)
Increase (decrease)		(245,859)	91,081
Net increase (decrease)		(331,068)	97,041
Net assets, beginning		654,749	557,708
Net assets, ending		$323,681	$654,749

Units sold		39,595	102,716
Units redeemed		(242,423)	(35,385)
Net increase (decrease)		(202,828)	67,331
Units outstanding, beginning		478,597	411,266
Units outstanding, ending		275,769	478,597

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$4,781,284
Cost of units redeemed/account charges			(4,546,338)
Net investment income (loss)			205,364
Net realized gain (loss)			(129,855)
Realized gain distributions			65,524
Net change in unrealized appreciation (depreciation)			(52,298)
Net assets			$323,681

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.17	276	$324	1.25%	-14.2%	12/31/2022	$1.21	0	$0	1.00%	-14.0%	12/31/2022	$1.24	0	$0	0.75%	-13.8%
12/31/2021	1.37	479	655	1.25%	0.9%	12/31/2021	1.40	0	0	1.00%	1.1%	12/31/2021	1.44	0	0	0.75%	1.4%
12/31/2020	1.36	411	558	1.25%	6.1%	12/31/2020	1.39	0	0	1.00%	6.3%	12/31/2020	1.42	0	0	0.75%	6.6%
12/31/2019	1.28	492	630	1.25%	8.8%	12/31/2019	1.31	0	0	1.00%	9.1%	12/31/2019	1.33	0	0	0.75%	9.4%
12/31/2018	1.17	507	596	1.25%	-3.1%	12/31/2018	1.20	0	0	1.00%	-2.9%	12/31/2018	1.22	0	0	0.75%	-2.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.28	0	$0	0.50%	-13.6%	12/31/2022	$1.32	0	$0	0.25%	-13.3%	12/31/2022	$1.36	0	$0	0.00%	-13.1%
12/31/2021	1.48	0	0	0.50%	1.6%	12/31/2021	1.52	0	0	0.25%	1.9%	12/31/2021	1.56	0	0	0.00%	2.2%
12/31/2020	1.46	0	0	0.50%	6.9%	12/31/2020	1.49	0	0	0.25%	7.1%	12/31/2020	1.53	0	0	0.00%	7.4%
12/31/2019	1.36	0	0	0.50%	9.6%	12/31/2019	1.39	0	0	0.25%	9.9%	12/31/2019	1.42	0	0	0.00%	10.2%
12/31/2018	1.24	0	0	0.50%	-2.4%	12/31/2018	1.27	0	0	0.25%	-2.2%	12/31/2018	1.29	0	0	0.00%	-1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.8%
2021	3.3%
2020	3.1%
2019	3.2%
2018	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Strategic Income Fund Y Class - 06-CGG

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$423,602	$505,060	46,646
Receivables: investments sold	-
Payables: investments purchased	(51)
Net assets	$423,551

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$390,611	366,431	$1.07
Band 100	-	-	1.09
Band 75	-	-	1.11
Band 50	-	-	1.13
Band 25	-	-	1.15
Band 0	32,940	28,172	1.17
Total	$423,551	394,603

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$16,202
Mortality & expense charges			(5,116)
Net investment income (loss)			11,086

Gain (loss) on investments:
Net realized gain (loss)			(22,684)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(66,440)
Net gain (loss)			(89,124)

Increase (decrease) in net assets from operations			$(78,038)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11,086	$10,977
Net realized gain (loss)		(22,684)	4,140
Realized gain distributions		-	27,711
Net change in unrealized appreciation (depreciation)		(66,440)	(37,786)

Increase (decrease) in net assets from operations		(78,038)	5,042

Contract owner transactions:
Proceeds from units sold		46,968	312,450
Cost of units redeemed		(136,338)	(62,535)
Account charges		(931)	(866)
Increase (decrease)		(90,301)	249,049
Net increase (decrease)		(168,339)	254,091
Net assets, beginning		591,890	337,799
Net assets, ending		$423,551	$591,890

Units sold		42,172	251,039
Units redeemed		(116,836)	(51,353)
Net increase (decrease)		(74,664)	199,686
Units outstanding, beginning		469,267	269,581
Units outstanding, ending		394,603	469,267

* Date of Fund Inception into Variable Account: 8 /7 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,492,887
Cost of units redeemed/account charges			(2,132,370)
Net investment income (loss)			110,469
Net realized gain (loss)			6,312
Realized gain distributions			27,711
Net change in unrealized appreciation (depreciation)			(81,458)
Net assets			$423,551

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.07	366	$391	1.25%	-13.9%	12/31/2022	$1.09	0	$0	1.00%	-13.7%	12/31/2022	$1.11	0	$0	0.75%	-13.5%
12/31/2021	1.24	365	452	1.25%	1.3%	12/31/2021	1.26	0	0	1.00%	1.5%	12/31/2021	1.28	0	0	0.75%	1.8%
12/31/2020	1.22	174	212	1.25%	6.3%	12/31/2020	1.24	0	0	1.00%	6.6%	12/31/2020	1.26	0	0	0.75%	6.9%
12/31/2019	1.15	189	217	1.25%	9.2%	12/31/2019	1.16	0	0	1.00%	9.5%	12/31/2019	1.18	0	0	0.75%	9.7%
12/31/2018	1.05	295	311	1.25%	-2.8%	12/31/2018	1.06	0	0	1.00%	-2.6%	12/31/2018	1.07	0	0	0.75%	-2.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.13	0	$0	0.50%	-13.3%	12/31/2022	$1.15	0	$0	0.25%	-13.1%	12/31/2022	$1.17	28	$33	0.00%	-12.8%
12/31/2021	1.30	0	0	0.50%	2.0%	12/31/2021	1.32	0	0	0.25%	2.3%	12/31/2021	1.34	104	140	0.00%	2.6%
12/31/2020	1.27	0	0	0.50%	7.1%	12/31/2020	1.29	0	0	0.25%	7.4%	12/31/2020	1.31	96	126	0.00%	7.7%
12/31/2019	1.19	0	0	0.50%	10.0%	12/31/2019	1.20	0	0	0.25%	10.3%	12/31/2019	1.21	81	98	0.00%	10.6%
12/31/2018	1.08	0	0	0.50%	-2.1%	12/31/2018	1.09	0	0	0.25%	-1.8%	12/31/2018	1.10	37	41	0.00%	-1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.2%
2021	3.1%
2020	3.7%
2019	3.3%
2018	3.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Bond Fund K Class - 06-FCP

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$32,544,653	$38,090,314	4,205,366
Receivables: investments sold	1,602,821
Payables: investments purchased	-
Net assets	$34,147,474

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$33,919,213	33,968,535	$1.00
Band 100	-	-	1.01
Band 75	228,261	221,767	1.03
Band 50	-	-	1.05
Band 25	-	-	1.06
Band 0	-	-	1.08
Total	$34,147,474	34,190,302

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$809,451
Mortality & expense charges			(413,525)
Net investment income (loss)			395,926

Gain (loss) on investments:
Net realized gain (loss)			(1,350,028)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(4,539,201)
Net gain (loss)			(5,889,229)

Increase (decrease) in net assets from operations			$(5,493,303)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$395,926	$266,968
Net realized gain (loss)		(1,350,028)	228,309
Realized gain distributions		-	1,231,083
Net change in unrealized appreciation (depreciation)		(4,539,201)	(1,806,087)

Increase (decrease) in net assets from operations		(5,493,303)	(79,727)

Contract owner transactions:
Proceeds from units sold		18,334,406	26,867,006
Cost of units redeemed		(14,362,004)	(10,290,864)
Account charges		(116,321)	(52,137)
Increase (decrease)		3,856,081	16,524,005
Net increase (decrease)		(1,637,222)	16,444,278
Net assets, beginning		35,784,696	19,340,418
Net assets, ending		$34,147,474	$35,784,696

Units sold		17,423,927	23,132,194
Units redeemed		(13,559,207)	(9,144,509)
Net increase (decrease)		3,864,720	13,987,685
Units outstanding, beginning		30,325,582	16,337,897
Units outstanding, ending		34,190,302	30,325,582

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$77,223,588
Cost of units redeemed/account charges			(39,627,489)
Net investment income (loss)			1,429,740
Net realized gain (loss)			(892,818)
Realized gain distributions			1,560,114
Net change in unrealized appreciation (depreciation)			(5,545,661)
Net assets			$34,147,474

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.00	33,969	$33,919	1.25%	-15.4%	12/31/2022	$1.01	0	$0	1.00%	-15.2%	12/31/2022	$1.03	222	$228	0.75%	-14.9%
12/31/2021	1.18	30,130	35,548	1.25%	-0.3%	12/31/2021	1.19	0	0	1.00%	0.0%	12/31/2021	1.21	195	236	0.75%	0.2%
12/31/2020	1.18	15,994	18,925	1.25%	7.7%	12/31/2020	1.20	0	0	1.00%	8.0%	12/31/2020	1.21	344	416	0.75%	8.2%
12/31/2019	1.10	13,944	15,321	1.25%	8.0%	12/31/2019	1.11	0	0	1.00%	8.3%	12/31/2019	1.12	345	384	0.75%	8.6%
12/31/2018	1.02	7,997	8,135	1.25%	-1.7%	12/31/2018	1.02	0	0	1.00%	-1.5%	12/31/2018	1.03	203	208	0.75%	-1.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.05	0	$0	0.50%	-14.7%	12/31/2022	$1.06	0	$0	0.25%	-14.5%	12/31/2022	$1.08	0	$0	0.00%	-14.3%
12/31/2021	1.23	0	0	0.50%	0.5%	12/31/2021	1.24	0	0	0.25%	0.7%	12/31/2021	1.26	0	0	0.00%	1.0%
12/31/2020	1.22	0	0	0.50%	8.5%	12/31/2020	1.23	0	0	0.25%	8.8%	12/31/2020	1.24	0	0	0.00%	9.0%
12/31/2019	1.12	0	0	0.50%	8.8%	12/31/2019	1.13	0	0	0.25%	9.1%	12/31/2019	1.14	0	0	0.00%	9.4%
12/31/2018	1.03	0	0	0.50%	-1.0%	12/31/2018	1.04	0	0	0.25%	-0.7%	12/31/2018	1.04	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.3%
2021	1.9%
2020	3.6%
2019	3.1%
2018	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Equity Income Fund K Class - 06-FCR

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,317,377	$5,910,052	159,782
Receivables: investments sold	19,354
Payables: investments purchased	-
Net assets	$5,336,731

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,336,731	3,722,821	$1.43
Band 100	-	-	1.46
Band 75	-	-	1.48
Band 50	-	-	1.50
Band 25	-	-	1.52
Band 0	-	-	1.55
Total	$5,336,731	3,722,821

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$121,210
Mortality & expense charges			(68,782)
Net investment income (loss)			52,428

Gain (loss) on investments:
Net realized gain (loss)			(186)
Realized gain distributions			505,254
Net change in unrealized appreciation (depreciation)			(1,043,227)
Net gain (loss)			(538,159)

Increase (decrease) in net assets from operations			$(485,731)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$52,428	$27,791
Net realized gain (loss)		(186)	100,423
Realized gain distributions		505,254	448,001
Net change in unrealized appreciation (depreciation)		(1,043,227)	186,130

Increase (decrease) in net assets from operations		(485,731)	762,345

Contract owner transactions:
Proceeds from units sold		2,703,623	3,035,305
Cost of units redeemed		(3,063,610)	(594,752)
Account charges		(1,547)	(3,611)
Increase (decrease)		(361,534)	2,436,942
Net increase (decrease)		(847,265)	3,199,287
Net assets, beginning		6,183,996	2,984,709
Net assets, ending		$5,336,731	$6,183,996

Units sold		1,904,149	1,992,099
Units redeemed		(2,104,098)	(425,227)
Net increase (decrease)		(199,949)	1,566,872
Units outstanding, beginning		3,922,770	2,355,898
Units outstanding, ending		3,722,821	3,922,770

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$13,051,453
Cost of units redeemed/account charges			(8,645,732)
Net investment income (loss)			153,769
Net realized gain (loss)			280,071
Realized gain distributions			1,089,845
Net change in unrealized appreciation (depreciation)			(592,675)
Net assets			$5,336,731

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.43	3,723	$5,337	1.25%	-9.1%	12/31/2022	$1.46	0	$0	1.00%	-8.8%	12/31/2022	$1.48	0	$0	0.75%	-8.6%
12/31/2021	1.58	3,923	6,184	1.25%	24.4%	12/31/2021	1.60	0	0	1.00%	24.7%	12/31/2021	1.62	0	0	0.75%	25.1%
12/31/2020	1.27	2,356	2,985	1.25%	-1.0%	12/31/2020	1.28	0	0	1.00%	-0.8%	12/31/2020	1.29	0	0	0.75%	-0.5%
12/31/2019	1.28	2,280	2,919	1.25%	24.3%	12/31/2019	1.29	0	0	1.00%	24.6%	12/31/2019	1.30	0	0	0.75%	25.0%
12/31/2018	1.03	2,292	2,360	1.25%	-9.7%	12/31/2018	1.03	0	0	1.00%	-9.5%	12/31/2018	1.04	0	0	0.75%	-9.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.50	0	$0	0.50%	-8.4%	12/31/2022	$1.52	0	$0	0.25%	-8.2%	12/31/2022	$1.55	0	$0	0.00%	-7.9%
12/31/2021	1.64	0	0	0.50%	25.4%	12/31/2021	1.66	0	0	0.25%	25.7%	12/31/2021	1.68	0	0	0.00%	26.0%
12/31/2020	1.31	0	0	0.50%	-0.3%	12/31/2020	1.32	0	0	0.25%	0.0%	12/31/2020	1.33	0	0	0.00%	0.2%
12/31/2019	1.31	0	0	0.50%	25.3%	12/31/2019	1.32	0	0	0.25%	25.6%	12/31/2019	1.33	0	0	0.00%	25.9%
12/31/2018	1.05	0	0	0.50%	-9.0%	12/31/2018	1.05	0	0	0.25%	-8.8%	12/31/2018	1.06	0	0	0.00%	-8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.1%
2021	1.6%
2020	1.9%
2019	2.2%
2018	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Fundamental Growth Fund K Class - 06-FCT

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$825,066	$902,082	33,455
Receivables: investments sold	-
Payables: investments purchased	(9,421)
Net assets	$815,645

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$815,645	423,565	$1.93
Band 100	-	-	1.96
Band 75	-	-	1.98
Band 50	-	-	2.02
Band 25	-	-	2.05
Band 0	-	-	2.08
Total	$815,645	423,565

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(9,495)
Net investment income (loss)			(9,495)

Gain (loss) on investments:
Net realized gain (loss)			4
Realized gain distributions			34,634
Net change in unrealized appreciation (depreciation)			(194,549)
Net gain (loss)			(159,911)

Increase (decrease) in net assets from operations			$(169,406)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(9,495)	$(11,272)
Net realized gain (loss)		4	238,885
Realized gain distributions		34,634	143,735
Net change in unrealized appreciation (depreciation)		(194,549)	(164,100)

Increase (decrease) in net assets from operations		(169,406)	207,248

Contract owner transactions:
Proceeds from units sold		243,515	71,113
Cost of units redeemed		(92,799)	(979,736)
Account charges		(304)	(11)
Increase (decrease)		150,412	(908,634)
Net increase (decrease)		(18,994)	(701,386)
Net assets, beginning		834,639	1,536,025
Net assets, ending		$815,645	$834,639

Units sold		129,086	45,140
Units redeemed		(45,957)	(471,044)
Net increase (decrease)		83,129	(425,904)
Units outstanding, beginning		340,436	766,340
Units outstanding, ending		423,565	340,436

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,609,341
Cost of units redeemed/account charges			(2,586,632)
Net investment income (loss)			(50,089)
Net realized gain (loss)			471,357
Realized gain distributions			448,684
Net change in unrealized appreciation (depreciation)			(77,016)
Net assets			$815,645

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.93	424	$816	1.25%	-21.5%	12/31/2022	$1.96	0	$0	1.00%	-21.3%	12/31/2022	$1.98	0	$0	0.75%	-21.1%
12/31/2021	2.45	340	835	1.25%	22.3%	12/31/2021	2.48	0	0	1.00%	22.6%	12/31/2021	2.51	0	0	0.75%	22.9%
12/31/2020	2.00	766	1,536	1.25%	25.9%	12/31/2020	2.02	0	0	1.00%	26.2%	12/31/2020	2.05	0	0	0.75%	26.6%
12/31/2019	1.59	844	1,344	1.25%	32.7%	12/31/2019	1.60	0	0	1.00%	33.1%	12/31/2019	1.62	0	0	0.75%	33.4%
12/31/2018	1.20	765	917	1.25%	-1.4%	12/31/2018	1.21	0	0	1.00%	-1.2%	12/31/2018	1.21	0	0	0.75%	-1.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.02	0	$0	0.50%	-20.9%	12/31/2022	$2.05	0	$0	0.25%	-20.7%	12/31/2022	$2.08	0	$0	0.00%	-20.5%
12/31/2021	2.55	0	0	0.50%	23.2%	12/31/2021	2.58	0	0	0.25%	23.5%	12/31/2021	2.61	0	0	0.00%	23.9%
12/31/2020	2.07	0	0	0.50%	26.9%	12/31/2020	2.09	0	0	0.25%	27.2%	12/31/2020	2.11	0	0	0.00%	27.5%
12/31/2019	1.63	0	0	0.50%	33.7%	12/31/2019	1.64	0	0	0.25%	34.1%	12/31/2019	1.65	0	0	0.00%	34.4%
12/31/2018	1.22	0	0	0.50%	-0.7%	12/31/2018	1.22	0	0	0.25%	-0.5%	12/31/2018	1.23	0	0	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.1%
2020	0.3%
2019	0.5%
2018	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Select Mid Cap Growth Fund K Class - 06-FCV

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,514,854	$5,685,134	121,687
Receivables: investments sold	4,601
Payables: investments purchased	-
Net assets	$4,519,455

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,519,455	2,927,518	$1.54
Band 100	-	-	1.57
Band 75	-	-	1.59
Band 50	-	-	1.62
Band 25	-	-	1.64
Band 0	-	-	1.67
Total	$4,519,455	2,927,518

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(69,034)
Net investment income (loss)			(69,034)

Gain (loss) on investments:
Net realized gain (loss)			(296,068)
Realized gain distributions			80,653
Net change in unrealized appreciation (depreciation)			(2,069,705)
Net gain (loss)			(2,285,120)

Increase (decrease) in net assets from operations			$(2,354,154)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(69,034)	$(115,732)
Net realized gain (loss)		(296,068)	1,467,746
Realized gain distributions		80,653	767,167
Net change in unrealized appreciation (depreciation)		(2,069,705)	(1,315,658)

Increase (decrease) in net assets from operations		(2,354,154)	803,523

Contract owner transactions:
Proceeds from units sold		2,119,342	2,172,567
Cost of units redeemed		(2,491,275)	(5,306,824)
Account charges		(6,347)	(7,831)
Increase (decrease)		(378,280)	(3,142,088)
Net increase (decrease)		(2,732,434)	(2,338,565)
Net assets, beginning		7,251,889	9,590,454
Net assets, ending		$4,519,455	$7,251,889

Units sold		1,172,777	980,898
Units redeemed		(1,444,209)	(2,308,273)
Net increase (decrease)		(271,432)	(1,327,375)
Units outstanding, beginning		3,198,950	4,526,325
Units outstanding, ending		2,927,518	3,198,950

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$15,456,972
Cost of units redeemed/account charges			(13,418,661)
Net investment income (loss)			(394,386)
Net realized gain (loss)			1,573,244
Realized gain distributions			2,472,566
Net change in unrealized appreciation (depreciation)			(1,170,280)
Net assets			$4,519,455

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.54	2,928	$4,519	1.25%	-31.9%	12/31/2022	$1.57	0	$0	1.00%	-31.7%	12/31/2022	$1.59	0	$0	0.75%	-31.6%
12/31/2021	2.27	3,199	7,252	1.25%	7.0%	12/31/2021	2.30	0	0	1.00%	7.3%	12/31/2021	2.33	0	0	0.75%	7.5%
12/31/2020	2.12	4,526	9,590	1.25%	37.7%	12/31/2020	2.14	0	0	1.00%	38.1%	12/31/2020	2.16	0	0	0.75%	38.4%
12/31/2019	1.54	5,379	8,276	1.25%	31.6%	12/31/2019	1.55	0	0	1.00%	31.9%	12/31/2019	1.56	0	0	0.75%	32.2%
12/31/2018	1.17	2,984	3,490	1.25%	-7.1%	12/31/2018	1.18	0	0	1.00%	-6.8%	12/31/2018	1.18	0	0	0.75%	-6.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.62	0	$0	0.50%	-31.4%	12/31/2022	$1.64	0	$0	0.25%	-31.2%	12/31/2022	$1.67	0	$0	0.00%	-31.0%
12/31/2021	2.35	0	0	0.50%	7.8%	12/31/2021	2.38	0	0	0.25%	8.1%	12/31/2021	2.42	0	0	0.00%	8.3%
12/31/2020	2.18	0	0	0.50%	38.8%	12/31/2020	2.21	0	0	0.25%	39.1%	12/31/2020	2.23	0	0	0.00%	39.4%
12/31/2019	1.57	0	0	0.50%	32.5%	12/31/2019	1.59	0	0	0.25%	32.9%	12/31/2019	1.60	0	0	0.00%	33.2%
12/31/2018	1.19	0	0	0.50%	-6.4%	12/31/2018	1.19	0	0	0.25%	-6.1%	12/31/2018	1.20	0	0	0.00%	-5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Strategic Income Fund K Class - 06-FCW

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$501,215	$591,095	55,067
Receivables: investments sold	-
Payables: investments purchased	(101)
Net assets	$501,114

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$501,114	483,831	$1.04
Band 100	-	-	1.05
Band 75	-	-	1.07
Band 50	-	-	1.08
Band 25	-	-	1.10
Band 0	-	-	1.12
Total	$501,114	483,831

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$21,085
Mortality & expense charges			(7,968)
Net investment income (loss)			13,117

Gain (loss) on investments:
Net realized gain (loss)			(48,969)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(72,033)
Net gain (loss)			(121,002)

Increase (decrease) in net assets from operations			$(107,885)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$13,117	$21,879
Net realized gain (loss)		(48,969)	8,700
Realized gain distributions		-	42,695
Net change in unrealized appreciation (depreciation)		(72,033)	(60,513)

Increase (decrease) in net assets from operations		(107,885)	12,761

Contract owner transactions:
Proceeds from units sold		141,794	199,628
Cost of units redeemed		(434,342)	(170,091)
Account charges		(251)	(132)
Increase (decrease)		(292,799)	29,405
Net increase (decrease)		(400,684)	42,166
Net assets, beginning		901,798	859,632
Net assets, ending		$501,114	$901,798

Units sold		131,742	166,918
Units redeemed		(398,413)	(141,767)
Net increase (decrease)		(266,671)	25,151
Units outstanding, beginning		750,502	725,351
Units outstanding, ending		483,831	750,502

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,387,566
Cost of units redeemed/account charges			(879,261)
Net investment income (loss)			84,608
Net realized gain (loss)			(44,614)
Realized gain distributions			42,695
Net change in unrealized appreciation (depreciation)			(89,880)
Net assets			$501,114

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.04	484	$501	1.25%	-13.8%	12/31/2022	$1.05	0	$0	1.00%	-13.6%	12/31/2022	$1.07	0	$0	0.75%	-13.4%
12/31/2021	1.20	751	902	1.25%	1.4%	12/31/2021	1.22	0	0	1.00%	1.6%	12/31/2021	1.23	0	0	0.75%	1.9%
12/31/2020	1.19	725	860	1.25%	6.4%	12/31/2020	1.20	0	0	1.00%	6.7%	12/31/2020	1.21	0	0	0.75%	7.0%
12/31/2019	1.11	648	722	1.25%	9.3%	12/31/2019	1.12	0	0	1.00%	9.6%	12/31/2019	1.13	0	0	0.75%	9.8%
12/31/2018	1.02	523	533	1.25%	-2.7%	12/31/2018	1.02	0	0	1.00%	-2.5%	12/31/2018	1.03	0	0	0.75%	-2.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.08	0	$0	0.50%	-13.2%	12/31/2022	$1.10	0	$0	0.25%	-12.9%	12/31/2022	$1.12	0	$0	0.00%	-12.7%
12/31/2021	1.25	0	0	0.50%	2.2%	12/31/2021	1.26	0	0	0.25%	2.4%	12/31/2021	1.28	0	0	0.00%	2.7%
12/31/2020	1.22	0	0	0.50%	7.2%	12/31/2020	1.23	0	0	0.25%	7.5%	12/31/2020	1.25	0	0	0.00%	7.8%
12/31/2019	1.14	0	0	0.50%	10.1%	12/31/2019	1.15	0	0	0.25%	10.4%	12/31/2019	1.16	0	0	0.00%	10.7%
12/31/2018	1.03	0	0	0.50%	-2.0%	12/31/2018	1.04	0	0	0.25%	-1.7%	12/31/2018	1.05	0	0	0.00%	-1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.0%
2021	3.8%
2020	3.8%
2019	3.5%
2018	3.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Global Equity Fund A Class - 06-GGH

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.36
Band 100	-	-	1.37
Band 75	-	-	1.39
Band 50	-	-	1.41
Band 25	-	-	1.43
Band 0	-	-	1.45
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(632)
Net investment income (loss)			(632)

Gain (loss) on investments:
Net realized gain (loss)			(3,801)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(3,226)
Net gain (loss)			(7,027)

Increase (decrease) in net assets from operations			$(7,659)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(632)	$375
Net realized gain (loss)		(3,801)	4,930
Realized gain distributions		-	7,877
Net change in unrealized appreciation (depreciation)		(3,226)	(4,109)

Increase (decrease) in net assets from operations		(7,659)	9,073

Contract owner transactions:
Proceeds from units sold		51,817	20,659
Cost of units redeemed		(94,392)	(18,380)
Account charges		(10)	(58)
Increase (decrease)		(42,585)	2,221
Net increase (decrease)		(50,244)	11,294
Net assets, beginning		50,244	38,950
Net assets, ending		$-	$50,244

Units sold		36,876	14,346
Units redeemed		(69,893)	(12,598)
Net increase (decrease)		(33,017)	1,748
Units outstanding, beginning		33,017	31,269
Units outstanding, ending		-	33,017

* Date of Fund Inception into Variable Account: 9 /21 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$159,649
Cost of units redeemed/account charges			(170,677)
Net investment income (loss)			(29)
Net realized gain (loss)			(2,844)
Realized gain distributions			13,901
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.36	0	$0	1.25%	-10.9%	12/31/2022	$1.37	0	$0	1.00%	-10.7%	12/31/2022	$1.39	0	$0	0.75%	-10.5%
12/31/2021	1.52	33	50	1.25%	22.2%	12/31/2021	1.54	0	0	1.00%	22.5%	12/31/2021	1.55	0	0	0.75%	22.8%
12/31/2020	1.25	31	39	1.25%	16.3%	12/31/2020	1.26	0	0	1.00%	16.6%	12/31/2020	1.27	0	0	0.75%	16.9%
12/31/2019	1.07	43	46	1.25%	21.8%	12/31/2019	1.08	0	0	1.00%	22.1%	12/31/2019	1.08	0	0	0.75%	22.4%
12/31/2018	0.88	42	37	1.25%	-17.4%	12/31/2018	0.88	0	0	1.00%	-17.1%	12/31/2018	0.88	0	0	0.75%	-16.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.41	0	$0	0.50%	-10.3%	12/31/2022	$1.43	0	$0	0.25%	-10.0%	12/31/2022	$1.45	0	$0	0.00%	-9.8%
12/31/2021	1.57	0	0	0.50%	23.1%	12/31/2021	1.59	0	0	0.25%	23.4%	12/31/2021	1.61	0	0	0.00%	23.7%
12/31/2020	1.28	0	0	0.50%	17.2%	12/31/2020	1.29	0	0	0.25%	17.5%	12/31/2020	1.30	0	0	0.00%	17.8%
12/31/2019	1.09	0	0	0.50%	22.7%	12/31/2019	1.10	0	0	0.25%	23.0%	12/31/2019	1.10	0	0	0.00%	23.3%
12/31/2018	0.89	0	0	0.50%	-16.7%	12/31/2018	0.89	0	0	0.25%	-16.5%	12/31/2018	0.89	0	0	0.00%	-16.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	2.2%
2020	0.8%
2019	1.0%
2018	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Global Equity Fund Y Class - 06-GGJ

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$279	$264	18
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$279

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$279	201	$1.39
Band 100	-	-	1.41
Band 75	-	-	1.42
Band 50	-	-	1.44
Band 25	-	-	1.46
Band 0	-	-	1.48
Total	$279	201

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$4
Mortality & expense charges			(3)
Net investment income (loss)			1

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			12
Net change in unrealized appreciation (depreciation)			(47)
Net gain (loss)			(35)

Increase (decrease) in net assets from operations			$(34)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1	$5
Net realized gain (loss)		-	-
Realized gain distributions		12	48
Net change in unrealized appreciation (depreciation)		(47)	5

Increase (decrease) in net assets from operations		(34)	58

Contract owner transactions:
Proceeds from units sold		-	1
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	1
Net increase (decrease)		(34)	59
Net assets, beginning		313	254
Net assets, ending		$279	$313

Units sold		-	1
Units redeemed		(1)	-
Net increase (decrease)		(1)	1
Units outstanding, beginning		202	201
Units outstanding, ending		201	202

* Date of Fund Inception into Variable Account: 9 /21 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$681
Cost of units redeemed/account charges			(506)
Net investment income (loss)			7
Net realized gain (loss)			20
Realized gain distributions			62
Net change in unrealized appreciation (depreciation)			15
Net assets			$279

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.39	0	$0	1.25%	-10.6%	12/31/2022	$1.41	0	$0	1.00%	-10.3%	12/31/2022	$1.42	0	$0	0.75%	-10.1%
12/31/2021	1.55	0	0	1.25%	22.8%	12/31/2021	1.57	0	0	1.00%	23.1%	12/31/2021	1.58	0	0	0.75%	23.4%
12/31/2020	1.26	0	0	1.25%	16.9%	12/31/2020	1.27	0	0	1.00%	17.2%	12/31/2020	1.28	0	0	0.75%	17.4%
12/31/2019	1.08	0	0	1.25%	22.3%	12/31/2019	1.09	0	0	1.00%	22.6%	12/31/2019	1.09	0	0	0.75%	22.9%
12/31/2018	0.88	0	0	1.25%	-16.9%	12/31/2018	0.89	0	0	1.00%	-16.7%	12/31/2018	0.89	0	0	0.75%	-16.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.44	0	$0	0.50%	-9.9%	12/31/2022	$1.46	0	$0	0.25%	-9.7%	12/31/2022	$1.48	0	$0	0.00%	-9.4%
12/31/2021	1.60	0	0	0.50%	23.7%	12/31/2021	1.62	0	0	0.25%	24.0%	12/31/2021	1.64	0	0	0.00%	24.3%
12/31/2020	1.30	0	0	0.50%	17.7%	12/31/2020	1.31	0	0	0.25%	18.0%	12/31/2020	1.32	0	0	0.00%	18.3%
12/31/2019	1.10	0	0	0.50%	23.2%	12/31/2019	1.11	0	0	0.25%	23.5%	12/31/2019	1.11	0	0	0.00%	23.8%
12/31/2018	0.89	0	0	0.50%	-16.3%	12/31/2018	0.90	0	0	0.25%	-16.1%	12/31/2018	0.90	0	0	0.00%	-15.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.4%
2021	2.5%
2020	1.4%
2019	1.4%
2018	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Classic Balanced Fund N Class - 06-3WW

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$492,677	$598,274	54,618
Receivables: investments sold	1,620
Payables: investments purchased	-
Net assets	$494,297

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$494,297	426,374	$1.16
Band 100	-	-	1.17
Band 75	-	-	1.18
Band 50	-	-	1.19
Band 25	-	-	1.20
Band 0	-	-	1.21
Total	$494,297	426,374

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$8,937
Mortality & expense charges			(5,975)
Net investment income (loss)			2,962

Gain (loss) on investments:
Net realized gain (loss)			(753)
Realized gain distributions			6,976
Net change in unrealized appreciation (depreciation)			(89,352)
Net gain (loss)			(83,129)

Increase (decrease) in net assets from operations			$(80,167)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,962	$1,841
Net realized gain (loss)		(753)	2,384
Realized gain distributions		6,976	32,295
Net change in unrealized appreciation (depreciation)		(89,352)	(16,344)

Increase (decrease) in net assets from operations		(80,167)	20,176

Contract owner transactions:
Proceeds from units sold		79,804	871,161
Cost of units redeemed		(2,853)	(410,752)
Account charges		(2)	-
Increase (decrease)		76,949	460,409
Net increase (decrease)		(3,218)	480,585
Net assets, beginning		497,515	16,930
Net assets, ending		$494,297	$497,515

Units sold		65,737	664,787
Units redeemed		(2,458)	(315,772)
Net increase (decrease)		63,279	349,015
Units outstanding, beginning		363,095	14,080
Units outstanding, ending		426,374	363,095

* Date of Fund Inception into Variable Account: 4 /25 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$967,749
Cost of units redeemed/account charges			(413,607)
Net investment income (loss)			4,850
Net realized gain (loss)			1,631
Realized gain distributions			39,271
Net change in unrealized appreciation (depreciation)			(105,597)
Net assets			$494,297

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.16	426	$494	1.25%	-15.4%	12/31/2022	$1.17	0	$0	1.00%	-15.2%	12/31/2022	$1.18	0	$0	0.75%	-15.0%
12/31/2021	1.37	363	498	1.25%	14.0%	12/31/2021	1.38	0	0	1.00%	14.2%	12/31/2021	1.39	0	0	0.75%	14.5%
12/31/2020	1.20	14	17	1.25%	11.4%	12/31/2020	1.21	0	0	1.00%	11.7%	12/31/2020	1.21	0	0	0.75%	11.9%
12/31/2019	1.08	0	0	1.25%	8.0%	12/31/2019	1.08	0	0	1.00%	8.1%	12/31/2019	1.08	0	0	0.75%	8.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.19	0	$0	0.50%	-14.8%	12/31/2022	$1.20	0	$0	0.25%	-14.5%	12/31/2022	$1.21	0	$0	0.00%	-14.3%
12/31/2021	1.40	0	0	0.50%	14.8%	12/31/2021	1.41	0	0	0.25%	15.1%	12/31/2021	1.42	0	0	0.00%	15.4%
12/31/2020	1.22	0	0	0.50%	12.2%	12/31/2020	1.22	0	0	0.25%	12.5%	12/31/2020	1.23	0	0	0.00%	12.8%
12/31/2019	1.09	0	0	0.50%	8.5%	12/31/2019	1.09	0	0	0.25%	8.7%	12/31/2019	1.09	0	0	0.00%	8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.8%
2021	1.7%
2020	0.7%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust North Square Multi Strategy Fund I Class - 06-832 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.45
Band 100	-	-	2.51
Band 75	-	-	2.58
Band 50	-	-	2.64
Band 25	-	-	2.71
Band 0	-	-	2.78
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.45	0	$0	1.25%	-17.0%	12/31/2022	$2.51	0	$0	1.00%	-16.8%	12/31/2022	$2.58	0	$0	0.75%	-16.6%
12/31/2021	2.95	0	0	1.25%	20.1%	12/31/2021	3.02	0	0	1.00%	20.4%	12/31/2021	3.09	0	0	0.75%	20.7%
12/31/2020	2.46	0	0	1.25%	16.4%	12/31/2020	2.51	0	0	1.00%	16.7%	12/31/2020	2.56	0	0	0.75%	17.0%
12/31/2019	2.11	0	0	1.25%	24.0%	12/31/2019	2.15	0	0	1.00%	24.3%	12/31/2019	2.19	0	0	0.75%	24.6%
12/31/2018	1.70	0	0	1.25%	-8.9%	12/31/2018	1.73	0	0	1.00%	-8.6%	12/31/2018	1.76	0	0	0.75%	-8.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.64	0	$0	0.50%	-16.4%	12/31/2022	$2.71	0	$0	0.25%	-16.2%	12/31/2022	$2.78	0	$0	0.00%	-16.0%
12/31/2021	3.16	0	0	0.50%	21.0%	12/31/2021	3.23	0	0	0.25%	21.3%	12/31/2021	3.31	0	0	0.00%	21.6%
12/31/2020	2.61	0	0	0.50%	17.3%	12/31/2020	2.67	0	0	0.25%	17.6%	12/31/2020	2.72	0	0	0.00%	17.9%
12/31/2019	2.23	0	0	0.50%	24.9%	12/31/2019	2.27	0	0	0.25%	25.2%	12/31/2019	2.31	0	0	0.00%	25.5%
12/31/2018	1.78	0	0	0.50%	-8.2%	12/31/2018	1.81	0	0	0.25%	-8.0%	12/31/2018	1.84	0	0	0.00%	-7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust North Square Multi Strategy Fund A Class - 06-839

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$215,686	$285,434	15,642
Receivables: investments sold	-
Payables: investments purchased	(630)
Net assets	$215,056

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$94,601	39,636	$2.39
Band 100	120,455	49,208	2.45
Band 75	-	-	2.51
Band 50	-	-	2.57
Band 25	-	-	2.64
Band 0	-	-	2.71
Total	$215,056	88,844

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$22,401
Mortality & expense charges			(1,490)
Net investment income (loss)			20,911

Gain (loss) on investments:
Net realized gain (loss)			(1,129)
Realized gain distributions			47,606
Net change in unrealized appreciation (depreciation)			(76,119)
Net gain (loss)			(29,642)

Increase (decrease) in net assets from operations			$(8,731)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$20,911	$(511)
Net realized gain (loss)		(1,129)	1,152
Realized gain distributions		47,606	2,586
Net change in unrealized appreciation (depreciation)		(76,119)	3,364

Increase (decrease) in net assets from operations		(8,731)	6,591

Contract owner transactions:
Proceeds from units sold		190,635	23,775
Cost of units redeemed		(11,855)	(4,346)
Account charges		(1)	-
Increase (decrease)		178,779	19,429
Net increase (decrease)		170,048	26,020
Net assets, beginning		45,008	18,988
Net assets, ending		$215,056	$45,008

Units sold		78,100	9,360
Units redeemed		(4,833)	(1,628)
Net increase (decrease)		73,267	7,732
Units outstanding, beginning		15,577	7,845
Units outstanding, ending		88,844	15,577

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$276,426
Cost of units redeemed/account charges			(67,581)
Net investment income (loss)			20,996
Net realized gain (loss)			2,645
Realized gain distributions			52,318
Net change in unrealized appreciation (depreciation)			(69,748)
Net assets			$215,056

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.39	40	$95	1.25%	-17.2%	12/31/2022	$2.45	49	$120	1.00%	-17.0%	12/31/2022	$2.51	0	$0	0.75%	-16.8%
12/31/2021	2.88	14	41	1.25%	19.6%	12/31/2021	2.95	1	4	1.00%	19.9%	12/31/2021	3.02	0	0	0.75%	20.2%
12/31/2020	2.41	6	15	1.25%	15.6%	12/31/2020	2.46	1	4	1.00%	15.9%	12/31/2020	2.51	0	0	0.75%	16.2%
12/31/2019	2.09	11	23	1.25%	23.5%	12/31/2019	2.12	1	3	1.00%	23.8%	12/31/2019	2.16	0	0	0.75%	24.1%
12/31/2018	1.69	2	3	1.25%	-9.4%	12/31/2018	1.71	1	3	1.00%	-9.2%	12/31/2018	1.74	0	0	0.75%	-9.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.57	0	$0	0.50%	-16.6%	12/31/2022	$2.64	0	$0	0.25%	-16.4%	12/31/2022	$2.71	0	$0	0.00%	-16.2%
12/31/2021	3.09	0	0	0.50%	20.5%	12/31/2021	3.16	0	0	0.25%	20.8%	12/31/2021	3.23	0	0	0.00%	21.1%
12/31/2020	2.56	0	0	0.50%	16.5%	12/31/2020	2.61	0	0	0.25%	16.7%	12/31/2020	2.67	0	0	0.00%	17.0%
12/31/2019	2.20	0	0	0.50%	24.4%	12/31/2019	2.24	0	0	0.25%	24.8%	12/31/2019	2.28	0	0	0.00%	25.1%
12/31/2018	1.77	0	0	0.50%	-8.7%	12/31/2018	1.80	0	0	0.25%	-8.5%	12/31/2018	1.82	0	0	0.00%	-8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	17.2%
2021	0.0%
2020	0.0%
2019	10.1%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust North Square Oak Ridge Small Cap Growth Fund A Class - 06-629

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$22,740	$39,531	3,961
Receivables: investments sold	39
Payables: investments purchased	-
Net assets	$22,779

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$22,779	12,004	$1.90
Band 100	-	-	1.95
Band 75	-	-	2.00
Band 50	-	-	2.05
Band 25	-	-	2.11
Band 0	-	-	2.17
Total	$22,779	12,004

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(354)
Net investment income (loss)			(354)

Gain (loss) on investments:
Net realized gain (loss)			(6,822)
Realized gain distributions			9,908
Net change in unrealized appreciation (depreciation)			(15,332)
Net gain (loss)			(12,246)

Increase (decrease) in net assets from operations			$(12,600)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(354)	$(520)
Net realized gain (loss)		(6,822)	39
Realized gain distributions		9,908	6,121
Net change in unrealized appreciation (depreciation)		(15,332)	(2,376)

Increase (decrease) in net assets from operations		(12,600)	3,264

Contract owner transactions:
Proceeds from units sold		7,333	9,226
Cost of units redeemed		(19,228)	(5)
Account charges		-	-
Increase (decrease)		(11,895)	9,221
Net increase (decrease)		(24,495)	12,485
Net assets, beginning		47,274	34,789
Net assets, ending		$22,779	$47,274

Units sold		3,684	3,585
Units redeemed		(9,631)	(2)
Net increase (decrease)		(5,947)	3,583
Units outstanding, beginning		17,951	14,368
Units outstanding, ending		12,004	17,951

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$903,547
Cost of units redeemed/account charges			(960,898)
Net investment income (loss)			(19,441)
Net realized gain (loss)			(47,378)
Realized gain distributions			163,740
Net change in unrealized appreciation (depreciation)			(16,791)
Net assets			$22,779

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.90	12	$23	1.25%	-27.9%	12/31/2022	$1.95	0	$0	1.00%	-27.8%	12/31/2022	$2.00	0	$0	0.75%	-27.6%
12/31/2021	2.63	18	47	1.25%	8.8%	12/31/2021	2.70	0	0	1.00%	9.0%	12/31/2021	2.76	0	0	0.75%	9.3%
12/31/2020	2.42	14	35	1.25%	28.3%	12/31/2020	2.47	0	0	1.00%	28.6%	12/31/2020	2.53	0	0	0.75%	28.9%
12/31/2019	1.89	8	15	1.25%	20.9%	12/31/2019	1.92	0	0	1.00%	21.2%	12/31/2019	1.96	0	0	0.75%	21.5%
12/31/2018	1.56	12	18	1.25%	-7.8%	12/31/2018	1.59	0	0	1.00%	-7.5%	12/31/2018	1.61	0	0	0.75%	-7.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.05	0	$0	0.50%	-27.4%	12/31/2022	$2.11	0	$0	0.25%	-27.2%	12/31/2022	$2.17	0	$0	0.00%	-27.0%
12/31/2021	2.83	0	0	0.50%	9.6%	12/31/2021	2.90	0	0	0.25%	9.9%	12/31/2021	2.97	0	0	0.00%	10.1%
12/31/2020	2.58	0	0	0.50%	29.3%	12/31/2020	2.64	0	0	0.25%	29.6%	12/31/2020	2.70	0	0	0.00%	29.9%
12/31/2019	2.00	0	0	0.50%	21.8%	12/31/2019	2.04	0	0	0.25%	22.1%	12/31/2019	2.08	0	0	0.00%	22.4%
12/31/2018	1.64	0	0	0.50%	-7.1%	12/31/2018	1.67	0	0	0.25%	-6.8%	12/31/2018	1.70	0	0	0.00%	-6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer K Retirement Class - 06-6FH (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.96
Band 100	-	-	0.96
Band 75	-	-	0.96
Band 50	-	-	0.97
Band 25	-	-	0.97
Band 0	-	-	0.97
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /19 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.96	0	$0	1.25%	-3.8%	12/31/2022	$0.96	0	$0	1.00%	-3.7%	12/31/2022	$0.96	0	$0	0.75%	-3.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.97	0	$0	0.50%	-3.4%	12/31/2022	$0.97	0	$0	0.25%	-3.2%	12/31/2022	$0.97	0	$0	0.00%	-3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Voya Interm Bond R6 Retirement Class - 06-4NR (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.84
Band 100	-	-	0.84
Band 75	-	-	0.85
Band 50	-	-	0.85
Band 25	-	-	0.86
Band 0	-	-	0.86
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /31 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.84	0	$0	1.25%	-15.2%	12/31/2022	$0.84	0	$0	1.00%	-15.0%	12/31/2022	$0.85	0	$0	0.75%	-14.8%
12/31/2021	0.99	0	0	1.25%	-2.2%	12/31/2021	0.99	0	0	1.00%	-2.0%	12/31/2021	1.00	0	0	0.75%	-1.7%
12/31/2020	1.01	0	0	1.25%	1.2%	12/31/2020	1.01	0	0	1.00%	1.4%	12/31/2020	1.01	0	0	0.75%	1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.85	0	$0	0.50%	-14.6%	12/31/2022	$0.86	0	$0	0.25%	-14.4%	12/31/2022	$0.86	0	$0	0.00%	-14.2%
12/31/2021	1.00	0	0	0.50%	-1.5%	12/31/2021	1.00	0	0	0.25%	-1.3%	12/31/2021	1.01	0	0	0.00%	-1.0%
12/31/2020	1.02	0	0	0.50%	1.6%	12/31/2020	1.02	0	0	0.25%	1.7%	12/31/2020	1.02	0	0	0.00%	1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Voya Small Cap Growth Inst Class - 06-6KM (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.02
Band 100	-	-	1.02
Band 75	-	-	1.02
Band 50	-	-	1.02
Band 25	-	-	1.02
Band 0	-	-	1.02
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /15 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.02	0	$0	1.25%	2.4%	12/31/2022	$1.02	0	$0	1.00%	2.4%	12/31/2022	$1.02	0	$0	0.75%	2.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.02	0	$0	0.50%	2.5%	12/31/2022	$1.02	0	$0	0.25%	2.5%	12/31/2022	$1.02	0	$0	0.00%	2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Voya Small Cap Growth R Class - 06-6KN (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.99
Band 100	-	-	0.99
Band 75	-	-	0.99
Band 50	-	-	0.99
Band 25	-	-	0.99
Band 0	-	-	0.99
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /15 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.99	0	$0	1.25%	-0.9%	12/31/2022	$0.99	0	$0	1.00%	-0.9%	12/31/2022	$0.99	0	$0	0.75%	-0.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.99	0	$0	0.50%	-0.8%	12/31/2022	$0.99	0	$0	0.25%	-0.8%	12/31/2022	$0.99	0	$0	0.00%	-0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Voya Small Cap Growth R6 Class - 06-6JT (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.97
Band 100	-	-	0.98
Band 75	-	-	0.98
Band 50	-	-	0.98
Band 25	-	-	0.98
Band 0	-	-	0.98
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /17 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.97	0	$0	1.25%	-2.5%	12/31/2022	$0.98	0	$0	1.00%	-2.5%	12/31/2022	$0.98	0	$0	0.75%	-2.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.98	0	$0	0.50%	-2.4%	12/31/2022	$0.98	0	$0	0.25%	-2.4%	12/31/2022	$0.98	0	$0	0.00%	-2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Allspring Spec Mid Cap Value R6 Class - 06-3J6

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,488,568	$3,174,774	79,471
Receivables: investments sold	40,743
Payables: investments purchased	-
Net assets	$3,529,311

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,529,311	2,558,538	$1.38
Band 100	-	-	1.39
Band 75	-	-	1.41
Band 50	-	-	1.42
Band 25	-	-	1.44
Band 0	-	-	1.46
Total	$3,529,311	2,558,538

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$38,863
Mortality & expense charges			(42,906)
Net investment income (loss)			(4,043)

Gain (loss) on investments:
Net realized gain (loss)			96,900
Realized gain distributions			249,362
Net change in unrealized appreciation (depreciation)			(561,822)
Net gain (loss)			(215,560)

Increase (decrease) in net assets from operations			$(219,603)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,043)	$(18,701)
Net realized gain (loss)		96,900	134,701
Realized gain distributions		249,362	312,415
Net change in unrealized appreciation (depreciation)		(561,822)	327,616

Increase (decrease) in net assets from operations		(219,603)	756,031

Contract owner transactions:
Proceeds from units sold		757,001	948,372
Cost of units redeemed		(674,376)	(513,456)
Account charges		(2,297)	(748)
Increase (decrease)		80,328	434,168
Net increase (decrease)		(139,275)	1,190,199
Net assets, beginning		3,668,586	2,478,387
Net assets, ending		$3,529,311	$3,668,586

Units sold		549,620	748,366
Units redeemed		(499,390)	(395,440)
Net increase (decrease)		50,230	352,926
Units outstanding, beginning		2,508,308	2,155,382
Units outstanding, ending		2,558,538	2,508,308

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$5,454,672
Cost of units redeemed/account charges			(3,006,940)
Net investment income (loss)			(22,727)
Net realized gain (loss)			207,145
Realized gain distributions			583,367
Net change in unrealized appreciation (depreciation)			313,794
Net assets			$3,529,311

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.38	2,559	$3,529	1.25%	-5.7%	12/31/2022	$1.39	0	$0	1.00%	-5.4%	12/31/2022	$1.41	0	$0	0.75%	-5.2%
12/31/2021	1.46	2,508	3,669	1.25%	27.2%	12/31/2021	1.47	0	0	1.00%	27.5%	12/31/2021	1.49	0	0	0.75%	27.8%
12/31/2020	1.15	2,155	2,478	1.25%	2.1%	12/31/2020	1.16	0	0	1.00%	2.3%	12/31/2020	1.16	0	0	0.75%	2.6%
12/31/2019	1.13	604	680	1.25%	34.0%	12/31/2019	1.13	0	0	1.00%	34.3%	12/31/2019	1.13	0	0	0.75%	34.7%
12/31/2018	0.84	0	0	1.25%	-15.9%	12/31/2018	0.84	0	0	1.00%	-15.9%	12/31/2018	0.84	0	0	0.75%	-15.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.42	0	$0	0.50%	-5.0%	12/31/2022	$1.44	0	$0	0.25%	-4.7%	12/31/2022	$1.46	0	$0	0.00%	-4.5%
12/31/2021	1.50	0	0	0.50%	28.2%	12/31/2021	1.51	0	0	0.25%	28.5%	12/31/2021	1.52	0	0	0.00%	28.8%
12/31/2020	1.17	0	0	0.50%	2.8%	12/31/2020	1.18	0	0	0.25%	3.1%	12/31/2020	1.18	0	0	0.00%	3.4%
12/31/2019	1.14	0	0	0.50%	35.0%	12/31/2019	1.14	0	0	0.25%	35.3%	12/31/2019	1.14	0	0	0.00%	35.7%
12/31/2018	0.84	0	0	0.50%	-15.8%	12/31/2018	0.84	0	0	0.25%	-15.7%	12/31/2018	0.84	0	0	0.00%	-15.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.1%
2021	0.7%
2020	1.2%
2019	1.8%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Allspring Core Plus Bond R6 Retirement Class - 06-4YK

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$223,261	$216,538	18,481
Receivables: investments sold	-
Payables: investments purchased	(17,937)
Net assets	$205,324

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$205,324	242,671	$0.85
Band 100	-	-	0.85
Band 75	-	-	0.85
Band 50	-	-	0.85
Band 25	-	-	0.86
Band 0	-	-	0.86
Total	$205,324	242,671

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$2,513
Mortality & expense charges			(526)
Net investment income (loss)			1,987

Gain (loss) on investments:
Net realized gain (loss)			18
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			6,723
Net gain (loss)			6,741

Increase (decrease) in net assets from operations			$8,728

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,987	$-
Net realized gain (loss)		18	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		6,723	-

Increase (decrease) in net assets from operations		8,728	-

Contract owner transactions:
Proceeds from units sold		430,746	-
Cost of units redeemed		(234,147)	-
Account charges		(3)	-
Increase (decrease)		196,596	-
Net increase (decrease)		205,324	-
Net assets, beginning		-	-
Net assets, ending		$205,324	$-

Units sold		526,791	-
Units redeemed		(284,120)	-
Net increase (decrease)		242,671	-
Units outstanding, beginning		-	-
Units outstanding, ending		242,671	-

* Date of Fund Inception into Variable Account: 8 /26 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$430,746
Cost of units redeemed/account charges			(234,150)
Net investment income (loss)			1,987
Net realized gain (loss)			18
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			6,723
Net assets			$205,324

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.85	243	$205	1.25%	-14.8%	12/31/2022	$0.85	0	$0	1.00%	-14.6%	12/31/2022	$0.85	0	$0	0.75%	-14.4%
12/31/2021	0.99	0	0	1.25%	-0.7%	12/31/2021	0.99	0	0	1.00%	-0.6%	12/31/2021	0.99	0	0	0.75%	-0.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.85	0	$0	0.50%	-14.1%	12/31/2022	$0.86	0	$0	0.25%	-13.9%	12/31/2022	$0.86	0	$0	0.00%	-13.7%
12/31/2021	1.00	0	0	0.50%	-0.5%	12/31/2021	1.00	0	0	0.25%	-0.4%	12/31/2021	1.00	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.4%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Allspring Intl Equity R6 Class - 06-3J7 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.93
Band 100	-	-	0.94
Band 75	-	-	0.95
Band 50	-	-	0.96
Band 25	-	-	0.97
Band 0	-	-	0.98
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.93	0	$0	1.25%	-12.4%	12/31/2022	$0.94	0	$0	1.00%	-12.2%	12/31/2022	$0.95	0	$0	0.75%	-12.0%
12/31/2021	1.06	0	0	1.25%	4.8%	12/31/2021	1.07	0	0	1.00%	5.1%	12/31/2021	1.08	0	0	0.75%	5.3%
12/31/2020	1.01	0	0	1.25%	3.6%	12/31/2020	1.02	0	0	1.00%	3.8%	12/31/2020	1.03	0	0	0.75%	4.1%
12/31/2019	0.98	0	0	1.25%	14.0%	12/31/2019	0.98	0	0	1.00%	14.2%	12/31/2019	0.99	0	0	0.75%	14.5%
12/31/2018	0.86	0	0	1.25%	-14.1%	12/31/2018	0.86	0	0	1.00%	-14.0%	12/31/2018	0.86	0	0	0.75%	-14.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.96	0	$0	0.50%	-11.8%	12/31/2022	$0.97	0	$0	0.25%	-11.6%	12/31/2022	$0.98	0	$0	0.00%	-11.3%
12/31/2021	1.09	0	0	0.50%	5.6%	12/31/2021	1.10	0	0	0.25%	5.9%	12/31/2021	1.11	0	0	0.00%	6.1%
12/31/2020	1.03	0	0	0.50%	4.3%	12/31/2020	1.04	0	0	0.25%	4.6%	12/31/2020	1.04	0	0	0.00%	4.9%
12/31/2019	0.99	0	0	0.50%	14.8%	12/31/2019	0.99	0	0	0.25%	15.1%	12/31/2019	0.99	0	0	0.00%	15.4%
12/31/2018	0.86	0	0	0.50%	-13.9%	12/31/2018	0.86	0	0	0.25%	-13.8%	12/31/2018	0.86	0	0	0.00%	-13.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Allspring Spec Small Cap Value R6 Class - 06-3JF

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,675,857	$1,869,850	46,344
Receivables: investments sold	-
Payables: investments purchased	(29,224)
Net assets	$1,646,633

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,646,633	1,497,533	$1.10
Band 100	-	-	1.11
Band 75	-	-	1.12
Band 50	-	-	1.14
Band 25	-	-	1.15
Band 0	-	-	1.16
Total	$1,646,633	1,497,533

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$19,324
Mortality & expense charges			(19,271)
Net investment income (loss)			53

Gain (loss) on investments:
Net realized gain (loss)			1,681
Realized gain distributions			84,921
Net change in unrealized appreciation (depreciation)			(325,299)
Net gain (loss)			(238,697)

Increase (decrease) in net assets from operations			$(238,644)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$53	$(4,405)
Net realized gain (loss)		1,681	142,423
Realized gain distributions		84,921	87,526
Net change in unrealized appreciation (depreciation)		(325,299)	8,026

Increase (decrease) in net assets from operations		(238,644)	233,570

Contract owner transactions:
Proceeds from units sold		849,733	1,379,997
Cost of units redeemed		(488,983)	(873,861)
Account charges		(3,209)	(3,873)
Increase (decrease)		357,541	502,263
Net increase (decrease)		118,897	735,833
Net assets, beginning		1,527,736	791,903
Net assets, ending		$1,646,633	$1,527,736

Units sold		738,407	1,137,286
Units redeemed		(427,599)	(729,794)
Net increase (decrease)		310,808	407,492
Units outstanding, beginning		1,186,725	779,233
Units outstanding, ending		1,497,533	1,186,725

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$3,354,825
Cost of units redeemed/account charges			(1,809,138)
Net investment income (loss)			(3,359)
Net realized gain (loss)			122,094
Realized gain distributions			176,204
Net change in unrealized appreciation (depreciation)			(193,993)
Net assets			$1,646,633

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.10	1,498	$1,647	1.25%	-14.6%	12/31/2022	$1.11	0	$0	1.00%	-14.4%	12/31/2022	$1.12	0	$0	0.75%	-14.2%
12/31/2021	1.29	1,187	1,528	1.25%	26.7%	12/31/2021	1.30	0	0	1.00%	27.0%	12/31/2021	1.31	0	0	0.75%	27.3%
12/31/2020	1.02	779	792	1.25%	0.3%	12/31/2020	1.02	0	0	1.00%	0.6%	12/31/2020	1.03	0	0	0.75%	0.8%
12/31/2019	1.01	433	439	1.25%	27.0%	12/31/2019	1.02	0	0	1.00%	27.3%	12/31/2019	1.02	0	0	0.75%	27.6%
12/31/2018	0.80	0	0	1.25%	-20.2%	12/31/2018	0.80	0	0	1.00%	-20.2%	12/31/2018	0.80	0	0	0.75%	-20.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.14	0	$0	0.50%	-13.9%	12/31/2022	$1.15	0	$0	0.25%	-13.7%	12/31/2022	$1.16	0	$0	0.00%	-13.5%
12/31/2021	1.32	0	0	0.50%	27.6%	12/31/2021	1.33	0	0	0.25%	27.9%	12/31/2021	1.34	0	0	0.00%	28.3%
12/31/2020	1.03	0	0	0.50%	1.1%	12/31/2020	1.04	0	0	0.25%	1.3%	12/31/2020	1.05	0	0	0.00%	1.6%
12/31/2019	1.02	0	0	0.50%	28.0%	12/31/2019	1.03	0	0	0.25%	28.3%	12/31/2019	1.03	0	0	0.00%	28.6%
12/31/2018	0.80	0	0	0.50%	-20.1%	12/31/2018	0.80	0	0	0.25%	-20.0%	12/31/2018	0.80	0	0	0.00%	-19.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.2%
2021	0.9%
2020	0.9%
2019	2.3%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated International Equity Fund IS Class - 06-CHJ

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,105,506	$1,217,689	52,430
Receivables: investments sold	-
Payables: investments purchased	(2,370)
Net assets	$1,103,136

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,103,136	832,921	$1.32
Band 100	-	-	1.35
Band 75	-	-	1.37
Band 50	-	-	1.40
Band 25	-	-	1.42
Band 0	-	-	1.45
Total	$1,103,136	832,921

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$9,695
Mortality & expense charges			(6,622)
Net investment income (loss)			3,073

Gain (loss) on investments:
Net realized gain (loss)			(70,741)
Realized gain distributions			59,549
Net change in unrealized appreciation (depreciation)			(78,661)
Net gain (loss)			(89,853)

Increase (decrease) in net assets from operations			$(86,780)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,073	$1,255
Net realized gain (loss)		(70,741)	147,645
Realized gain distributions		59,549	68,165
Net change in unrealized appreciation (depreciation)		(78,661)	(184,843)

Increase (decrease) in net assets from operations		(86,780)	32,222

Contract owner transactions:
Proceeds from units sold		850,548	473,995
Cost of units redeemed		(325,363)	(586,025)
Account charges		(2,172)	(1,646)
Increase (decrease)		523,013	(113,676)
Net increase (decrease)		436,233	(81,454)
Net assets, beginning		666,903	748,357
Net assets, ending		$1,103,136	$666,903

Units sold		668,892	267,307
Units redeemed		(221,981)	(343,408)
Net increase (decrease)		446,911	(76,101)
Units outstanding, beginning		386,010	462,111
Units outstanding, ending		832,921	386,010

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$4,869,043
Cost of units redeemed/account charges			(3,933,305)
Net investment income (loss)			34,428
Net realized gain (loss)			108,537
Realized gain distributions			136,616
Net change in unrealized appreciation (depreciation)			(112,183)
Net assets			$1,103,136

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.32	833	$1,103	1.25%	-23.3%	12/31/2022	$1.35	0	$0	1.00%	-23.1%	12/31/2022	$1.37	0	$0	0.75%	-23.0%
12/31/2021	1.73	386	667	1.25%	6.7%	12/31/2021	1.75	0	0	1.00%	7.0%	12/31/2021	1.78	0	0	0.75%	7.2%
12/31/2020	1.62	462	748	1.25%	20.3%	12/31/2020	1.64	0	0	1.00%	20.6%	12/31/2020	1.66	0	0	0.75%	20.9%
12/31/2019	1.35	807	1,087	1.25%	21.0%	12/31/2019	1.36	0	0	1.00%	21.3%	12/31/2019	1.37	0	0	0.75%	21.6%
12/31/2018	1.11	404	449	1.25%	-13.6%	12/31/2018	1.12	0	0	1.00%	-13.4%	12/31/2018	1.13	0	0	0.75%	-13.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.40	0	$0	0.50%	-22.8%	12/31/2022	$1.42	0	$0	0.25%	-22.6%	12/31/2022	$1.45	0	$0	0.00%	-22.4%
12/31/2021	1.81	0	0	0.50%	7.5%	12/31/2021	1.84	0	0	0.25%	7.8%	12/31/2021	1.86	0	0	0.00%	8.0%
12/31/2020	1.68	0	0	0.50%	21.2%	12/31/2020	1.70	0	0	0.25%	21.5%	12/31/2020	1.73	0	0	0.00%	21.8%
12/31/2019	1.39	0	0	0.50%	21.9%	12/31/2019	1.40	0	0	0.25%	22.2%	12/31/2019	1.42	1,404	1,991	0.00%	22.5%
12/31/2018	1.14	0	0	0.50%	-13.0%	12/31/2018	1.15	0	0	0.25%	-12.8%	12/31/2018	1.16	0	0	0.00%	-12.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.1%
2021	1.1%
2020	0.4%
2019	2.2%
2018	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated International Equity Fund A Class - 06-CHH

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$229,871	$291,177	10,979
Receivables: investments sold	-
Payables: investments purchased	(1,280)
Net assets	$228,591

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$228,591	176,008	$1.30
Band 100	-	-	1.32
Band 75	-	-	1.35
Band 50	-	-	1.37
Band 25	-	-	1.39
Band 0	-	-	1.42
Total	$228,591	176,008

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,351
Mortality & expense charges			(4,536)
Net investment income (loss)			(3,185)

Gain (loss) on investments:
Net realized gain (loss)			(25,970)
Realized gain distributions			12,509
Net change in unrealized appreciation (depreciation)			(102,378)
Net gain (loss)			(115,839)

Increase (decrease) in net assets from operations			$(119,024)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,185)	$(1,041)
Net realized gain (loss)		(25,970)	57,046
Realized gain distributions		12,509	49,212
Net change in unrealized appreciation (depreciation)		(102,378)	(69,496)

Increase (decrease) in net assets from operations		(119,024)	35,721

Contract owner transactions:
Proceeds from units sold		58,622	145,011
Cost of units redeemed		(195,636)	(200,380)
Account charges		(211)	(160)
Increase (decrease)		(137,225)	(55,529)
Net increase (decrease)		(256,249)	(19,808)
Net assets, beginning		484,840	504,648
Net assets, ending		$228,591	$484,840

Units sold		41,001	86,378
Units redeemed		(150,378)	(114,250)
Net increase (decrease)		(109,377)	(27,872)
Units outstanding, beginning		285,385	313,257
Units outstanding, ending		176,008	285,385

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$737,073
Cost of units redeemed/account charges			(546,021)
Net investment income (loss)			(2,649)
Net realized gain (loss)			37,016
Realized gain distributions			64,478
Net change in unrealized appreciation (depreciation)			(61,306)
Net assets			$228,591

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.30	176	$229	1.25%	-23.6%	12/31/2022	$1.32	0	$0	1.00%	-23.4%	12/31/2022	$1.35	0	$0	0.75%	-23.2%
12/31/2021	1.70	285	485	1.25%	6.5%	12/31/2021	1.73	0	0	1.00%	6.7%	12/31/2021	1.75	0	0	0.75%	7.0%
12/31/2020	1.60	268	428	1.25%	20.0%	12/31/2020	1.62	0	0	1.00%	20.3%	12/31/2020	1.64	0	0	0.75%	20.6%
12/31/2019	1.33	266	354	1.25%	20.6%	12/31/2019	1.34	0	0	1.00%	20.9%	12/31/2019	1.36	0	0	0.75%	21.3%
12/31/2018	1.10	136	150	1.25%	-13.8%	12/31/2018	1.11	0	0	1.00%	-13.6%	12/31/2018	1.12	0	0	0.75%	-13.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.37	0	$0	0.50%	-23.0%	12/31/2022	$1.39	0	$0	0.25%	-22.8%	12/31/2022	$1.42	0	$0	0.00%	-22.6%
12/31/2021	1.78	0	0	0.50%	7.3%	12/31/2021	1.81	0	0	0.25%	7.5%	12/31/2021	1.83	0	0	0.00%	7.8%
12/31/2020	1.66	0	0	0.50%	20.9%	12/31/2020	1.68	0	0	0.25%	21.2%	12/31/2020	1.70	45	76	0.00%	21.5%
12/31/2019	1.37	0	0	0.50%	21.6%	12/31/2019	1.39	0	0	0.25%	21.9%	12/31/2019	1.40	43	60	0.00%	22.2%
12/31/2018	1.13	0	0	0.50%	-13.2%	12/31/2018	1.14	0	0	0.25%	-13.0%	12/31/2018	1.15	0	0	0.00%	-12.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.4%
2021	0.8%
2020	1.0%
2019	1.5%
2018	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated Herm Total Return Bond R6 Class - 06-6GY

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,668	$1,687	176
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$1,668

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,668	1,586	$1.05
Band 100	-	-	1.05
Band 75	-	-	1.05
Band 50	-	-	1.06
Band 25	-	-	1.06
Band 0	-	-	1.06
Total	$1,668	1,586

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$13
Mortality & expense charges			(4)
Net investment income (loss)			9

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(19)
Net gain (loss)			(19)

Increase (decrease) in net assets from operations			$(10)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(19)	-

Increase (decrease) in net assets from operations		(10)	-

Contract owner transactions:
Proceeds from units sold		1,680	-
Cost of units redeemed		-	-
Account charges		(2)	-
Increase (decrease)		1,678	-
Net increase (decrease)		1,668	-
Net assets, beginning		-	-
Net assets, ending		$1,668	$-

Units sold		1,588	-
Units redeemed		(2)	-
Net increase (decrease)		1,586	-
Units outstanding, beginning		-	-
Units outstanding, ending		1,586	-

* Date of Fund Inception into Variable Account: 7 /7 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,680
Cost of units redeemed/account charges			(2)
Net investment income (loss)			9
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(19)
Net assets			$1,668

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.05	2	$2	1.25%	5.2%	12/31/2022	$1.05	0	$0	1.00%	5.3%	12/31/2022	$1.05	0	$0	0.75%	5.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.06	0	$0	0.50%	5.6%	12/31/2022	$1.06	0	$0	0.25%	5.7%	12/31/2022	$1.06	0	$0	0.00%	5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Principal SmallCap S&P 600 Index Fund R3 Class - 06-FPX

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,227,363	$1,416,167	51,926
Receivables: investments sold	21,470
Payables: investments purchased	-
Net assets	$1,248,833

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,120,806	825,163	$1.36
Band 100	127,350	92,415	1.38
Band 75	-	-	1.40
Band 50	677	477	1.42
Band 25	-	-	1.44
Band 0	-	-	1.46
Total	$1,248,833	918,055

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$9,224
Mortality & expense charges			(18,601)
Net investment income (loss)			(9,377)

Gain (loss) on investments:
Net realized gain (loss)			15,541
Realized gain distributions			107,104
Net change in unrealized appreciation (depreciation)			(458,258)
Net gain (loss)			(335,613)

Increase (decrease) in net assets from operations			$(344,990)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(9,377)	$(18,470)
Net realized gain (loss)		15,541	321,993
Realized gain distributions		107,104	137,353
Net change in unrealized appreciation (depreciation)		(458,258)	(3,511)

Increase (decrease) in net assets from operations		(344,990)	437,365

Contract owner transactions:
Proceeds from units sold		587,215	824,487
Cost of units redeemed		(943,435)	(1,100,797)
Account charges		(1,047)	(1,030)
Increase (decrease)		(357,267)	(277,340)
Net increase (decrease)		(702,257)	160,025
Net assets, beginning		1,951,090	1,791,065
Net assets, ending		$1,248,833	$1,951,090

Units sold		423,549	523,438
Units redeemed		(685,827)	(686,756)
Net increase (decrease)		(262,278)	(163,318)
Units outstanding, beginning		1,180,333	1,343,651
Units outstanding, ending		918,055	1,180,333

* Date of Fund Inception into Variable Account: 3 /23 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$4,218,372
Cost of units redeemed/account charges			(3,417,433)
Net investment income (loss)			(40,823)
Net realized gain (loss)			230,036
Realized gain distributions			447,485
Net change in unrealized appreciation (depreciation)			(188,804)
Net assets			$1,248,833

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.36	825	$1,121	1.25%	-17.8%	12/31/2022	$1.38	92	$127	1.00%	-17.6%	12/31/2022	$1.40	0	$0	0.75%	-17.4%
12/31/2021	1.65	1,103	1,822	1.25%	24.0%	12/31/2021	1.67	77	128	1.00%	24.3%	12/31/2021	1.69	0	0	0.75%	24.6%
12/31/2020	1.33	1,271	1,694	1.25%	9.3%	12/31/2020	1.34	71	96	1.00%	9.6%	12/31/2020	1.36	0	0	0.75%	9.8%
12/31/2019	1.22	907	1,105	1.25%	20.5%	12/31/2019	1.23	58	71	1.00%	20.8%	12/31/2019	1.24	0	0	0.75%	21.1%
12/31/2018	1.01	713	722	1.25%	-10.3%	12/31/2018	1.02	40	41	1.00%	-10.1%	12/31/2018	1.02	0	0	0.75%	-9.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.42	0	$1	0.50%	-17.1%	12/31/2022	$1.44	0	$0	0.25%	-16.9%	12/31/2022	$1.46	0	$0	0.00%	-16.7%
12/31/2021	1.71	0	1	0.50%	24.9%	12/31/2021	1.73	0	0	0.25%	25.2%	12/31/2021	1.75	0	0	0.00%	25.5%
12/31/2020	1.37	1	1	0.50%	10.1%	12/31/2020	1.38	0	0	0.25%	10.4%	12/31/2020	1.40	0	0	0.00%	10.7%
12/31/2019	1.24	1	1	0.50%	21.4%	12/31/2019	1.25	0	0	0.25%	21.7%	12/31/2019	1.26	3	4	0.00%	22.0%
12/31/2018	1.03	1	1	0.50%	-9.6%	12/31/2018	1.03	0	0	0.25%	-9.4%	12/31/2018	1.03	3	3	0.00%	-9.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.6%
2021	0.4%
2020	0.7%
2019	0.9%
2018	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Principal Global Real Estate Securities Fund R6 Class - 06-3JP

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$77,876	$99,727	9,141
Receivables: investments sold	741
Payables: investments purchased	-
Net assets	$78,617

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$78,617	81,879	$0.96
Band 100	-	-	0.97
Band 75	-	-	0.98
Band 50	-	-	0.99
Band 25	-	-	1.00
Band 0	-	-	1.01
Total	$78,617	81,879

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$916
Mortality & expense charges			(1,191)
Net investment income (loss)			(275)

Gain (loss) on investments:
Net realized gain (loss)			(7,914)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(22,061)
Net gain (loss)			(29,975)

Increase (decrease) in net assets from operations			$(30,250)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(275)	$1,628
Net realized gain (loss)		(7,914)	1,492
Realized gain distributions		-	336
Net change in unrealized appreciation (depreciation)		(22,061)	(113)

Increase (decrease) in net assets from operations		(30,250)	3,343

Contract owner transactions:
Proceeds from units sold		43,632	197,163
Cost of units redeemed		(34,764)	(106,299)
Account charges		(72)	(53)
Increase (decrease)		8,796	90,811
Net increase (decrease)		(21,454)	94,154
Net assets, beginning		100,071	5,917
Net assets, ending		$78,617	$100,071

Units sold		39,157	152,991
Units redeemed		(32,691)	(83,017)
Net increase (decrease)		6,466	69,974
Units outstanding, beginning		75,413	5,439
Units outstanding, ending		81,879	75,413

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$249,684
Cost of units redeemed/account charges			(144,524)
Net investment income (loss)			1,394
Net realized gain (loss)			(6,422)
Realized gain distributions			336
Net change in unrealized appreciation (depreciation)			(21,851)
Net assets			$78,617

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.96	82	$79	1.25%	-27.6%	12/31/2022	$0.97	0	$0	1.00%	-27.5%	12/31/2022	$0.98	0	$0	0.75%	-27.3%
12/31/2021	1.33	75	100	1.25%	22.0%	12/31/2021	1.34	0	0	1.00%	22.3%	12/31/2021	1.35	0	0	0.75%	22.6%
12/31/2020	1.09	5	6	1.25%	-5.1%	12/31/2020	1.09	0	0	1.00%	-4.8%	12/31/2020	1.10	0	0	0.75%	-4.6%
12/31/2019	1.15	0	0	1.25%	23.3%	12/31/2019	1.15	0	0	1.00%	23.6%	12/31/2019	1.15	0	0	0.75%	23.9%
12/31/2018	0.93	0	0	1.25%	-7.1%	12/31/2018	0.93	0	0	1.00%	-7.0%	12/31/2018	0.93	0	0	0.75%	-6.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.99	0	$0	0.50%	-27.1%	12/31/2022	$1.00	0	$0	0.25%	-26.9%	12/31/2022	$1.01	0	$0	0.00%	-26.7%
12/31/2021	1.36	0	0	0.50%	22.9%	12/31/2021	1.37	0	0	0.25%	23.2%	12/31/2021	1.38	0	0	0.00%	23.5%
12/31/2020	1.11	0	0	0.50%	-4.3%	12/31/2020	1.11	0	0	0.25%	-4.1%	12/31/2020	1.12	0	0	0.00%	-3.9%
12/31/2019	1.16	0	0	0.50%	24.2%	12/31/2019	1.16	0	0	0.25%	24.5%	12/31/2019	1.16	0	0	0.00%	24.8%
12/31/2018	0.93	0	0	0.50%	-6.9%	12/31/2018	0.93	0	0	0.25%	-6.8%	12/31/2018	0.93	0	0	0.00%	-6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.0%
2021	4.0%
2020	2.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Principal Core Fixed Inc R6 Class - 06-3JJ

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$648,257	$719,108	76,975
Receivables: investments sold	-
Payables: investments purchased	(128)
Net assets	$648,129

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$648,129	670,674	$0.97
Band 100	-	-	0.98
Band 75	-	-	0.99
Band 50	-	-	1.00
Band 25	-	-	1.01
Band 0	-	-	1.02
Total	$648,129	670,674

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$18,635
Mortality & expense charges			(8,498)
Net investment income (loss)			10,137

Gain (loss) on investments:
Net realized gain (loss)			(1,406)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(112,506)
Net gain (loss)			(113,912)

Increase (decrease) in net assets from operations			$(103,775)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$10,137	$7,749
Net realized gain (loss)		(1,406)	2,219
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(112,506)	(32,662)

Increase (decrease) in net assets from operations		(103,775)	(22,694)

Contract owner transactions:
Proceeds from units sold		17,712	60,232
Cost of units redeemed		(17,659)	(23,383)
Account charges		(3,069)	(3,360)
Increase (decrease)		(3,016)	33,489
Net increase (decrease)		(106,791)	10,795
Net assets, beginning		754,920	744,125
Net assets, ending		$648,129	$754,920

Units sold		17,481	53,155
Units redeemed		(20,595)	(23,806)
Net increase (decrease)		(3,114)	29,349
Units outstanding, beginning		673,788	644,439
Units outstanding, ending		670,674	673,788

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$3,018,328
Cost of units redeemed/account charges			(2,475,942)
Net investment income (loss)			69,866
Net realized gain (loss)			106,728
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(70,851)
Net assets			$648,129

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.97	671	$648	1.25%	-13.7%	12/31/2022	$0.98	0	$0	1.00%	-13.5%	12/31/2022	$0.99	0	$0	0.75%	-13.3%
12/31/2021	1.12	674	755	1.25%	-3.0%	12/31/2021	1.13	0	0	1.00%	-2.7%	12/31/2021	1.14	0	0	0.75%	-2.5%
12/31/2020	1.15	644	744	1.25%	7.0%	12/31/2020	1.16	0	0	1.00%	7.2%	12/31/2020	1.17	0	0	0.75%	7.5%
12/31/2019	1.08	1,408	1,520	1.25%	7.7%	12/31/2019	1.08	0	0	1.00%	8.0%	12/31/2019	1.09	0	0	0.75%	8.2%
12/31/2018	1.00	1,424	1,427	1.25%	0.2%	12/31/2018	1.00	0	0	1.00%	0.3%	12/31/2018	1.00	0	0	0.75%	0.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.00	0	$0	0.50%	-13.1%	12/31/2022	$1.01	0	$0	0.25%	-12.9%	12/31/2022	$1.02	0	$0	0.00%	-12.7%
12/31/2021	1.15	0	0	0.50%	-2.2%	12/31/2021	1.16	0	0	0.25%	-2.0%	12/31/2021	1.17	0	0	0.00%	-1.7%
12/31/2020	1.17	0	0	0.50%	7.8%	12/31/2020	1.18	0	0	0.25%	8.1%	12/31/2020	1.19	0	0	0.00%	8.3%
12/31/2019	1.09	0	0	0.50%	8.5%	12/31/2019	1.09	0	0	0.25%	8.8%	12/31/2019	1.10	0	0	0.00%	9.1%
12/31/2018	1.00	0	0	0.50%	0.4%	12/31/2018	1.01	0	0	0.25%	0.5%	12/31/2018	1.01	0	0	0.00%	0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.7%
2021	2.3%
2020	3.0%
2019	3.3%
2018	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Principal LargeCap Growth Fund R6 Class - 06-3JH

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$516,161	$651,519	39,243
Receivables: investments sold	-
Payables: investments purchased	(111)
Net assets	$516,050

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$516,050	426,236	$1.21
Band 100	-	-	1.22
Band 75	-	-	1.24
Band 50	-	-	1.25
Band 25	-	-	1.26
Band 0	-	-	1.28
Total	$516,050	426,236

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(7,404)
Net investment income (loss)			(7,404)

Gain (loss) on investments:
Net realized gain (loss)			375
Realized gain distributions			53,410
Net change in unrealized appreciation (depreciation)			(324,347)
Net gain (loss)			(270,562)

Increase (decrease) in net assets from operations			$(277,966)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,404)	$(8,861)
Net realized gain (loss)		375	17,289
Realized gain distributions		53,410	78,780
Net change in unrealized appreciation (depreciation)		(324,347)	40,969

Increase (decrease) in net assets from operations		(277,966)	128,177

Contract owner transactions:
Proceeds from units sold		51,186	80,255
Cost of units redeemed		(35,930)	(80,929)
Account charges		(2,510)	(3,081)
Increase (decrease)		12,746	(3,755)
Net increase (decrease)		(265,220)	124,422
Net assets, beginning		781,270	656,848
Net assets, ending		$516,050	$781,270

Units sold		34,244	49,335
Units redeemed		(28,660)	(54,166)
Net increase (decrease)		5,584	(4,831)
Units outstanding, beginning		420,652	425,483
Units outstanding, ending		426,236	420,652

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,015,176
Cost of units redeemed/account charges			(1,686,576)
Net investment income (loss)			(32,251)
Net realized gain (loss)			66,345
Realized gain distributions			288,714
Net change in unrealized appreciation (depreciation)			(135,358)
Net assets			$516,050

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.21	426	$516	1.25%	-34.8%	12/31/2022	$1.22	0	$0	1.00%	-34.6%	12/31/2022	$1.24	0	$0	0.75%	-34.5%
12/31/2021	1.86	421	781	1.25%	20.3%	12/31/2021	1.87	0	0	1.00%	20.6%	12/31/2021	1.89	0	0	0.75%	20.9%
12/31/2020	1.54	425	657	1.25%	34.4%	12/31/2020	1.55	0	0	1.00%	34.8%	12/31/2020	1.56	0	0	0.75%	35.1%
12/31/2019	1.15	599	688	1.25%	33.3%	12/31/2019	1.15	0	0	1.00%	33.6%	12/31/2019	1.16	0	0	0.75%	34.0%
12/31/2018	0.86	626	539	1.25%	-13.8%	12/31/2018	0.86	0	0	1.00%	-13.8%	12/31/2018	0.86	0	0	0.75%	-13.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.25	0	$0	0.50%	-34.3%	12/31/2022	$1.26	0	$0	0.25%	-34.2%	12/31/2022	$1.28	0	$0	0.00%	-34.0%
12/31/2021	1.90	0	0	0.50%	21.2%	12/31/2021	1.92	0	0	0.25%	21.5%	12/31/2021	1.93	0	0	0.00%	21.8%
12/31/2020	1.57	0	0	0.50%	35.4%	12/31/2020	1.58	0	0	0.25%	35.8%	12/31/2020	1.59	0	0	0.00%	36.1%
12/31/2019	1.16	0	0	0.50%	34.3%	12/31/2019	1.16	0	0	0.25%	34.6%	12/31/2019	1.17	0	0	0.00%	35.0%
12/31/2018	0.86	0	0	0.50%	-13.7%	12/31/2018	0.86	0	0	0.25%	-13.6%	12/31/2018	0.86	0	0	0.00%	-13.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.1%
2018	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Principal Real Estate Securities Fund R6 Class - 06-3CP

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$175,923	$192,847	7,022
Receivables: investments sold	1,191
Payables: investments purchased	-
Net assets	$177,114

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$177,114	145,936	$1.21
Band 100	-	-	1.23
Band 75	-	-	1.24
Band 50	-	-	1.25
Band 25	-	-	1.27
Band 0	-	-	1.28
Total	$177,114	145,936

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$4,662
Mortality & expense charges			(2,560)
Net investment income (loss)			2,102

Gain (loss) on investments:
Net realized gain (loss)			(2,043)
Realized gain distributions			1,755
Net change in unrealized appreciation (depreciation)			(65,890)
Net gain (loss)			(66,178)

Increase (decrease) in net assets from operations			$(64,076)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,102	$2,076
Net realized gain (loss)		(2,043)	531
Realized gain distributions		1,755	5,602
Net change in unrealized appreciation (depreciation)		(65,890)	48,965

Increase (decrease) in net assets from operations		(64,076)	57,174

Contract owner transactions:
Proceeds from units sold		32,122	187,151
Cost of units redeemed		(32,069)	(2,231)
Account charges		(519)	(438)
Increase (decrease)		(466)	184,482
Net increase (decrease)		(64,542)	241,656
Net assets, beginning		241,656	-
Net assets, ending		$177,114	$241,656

Units sold		25,957	148,911
Units redeemed		(27,235)	(1,697)
Net increase (decrease)		(1,278)	147,214
Units outstanding, beginning		147,214	-
Units outstanding, ending		145,936	147,214

* Date of Fund Inception into Variable Account: 11 /22 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$238,214
Cost of units redeemed/account charges			(53,812)
Net investment income (loss)			4,217
Net realized gain (loss)			(1,938)
Realized gain distributions			7,357
Net change in unrealized appreciation (depreciation)			(16,924)
Net assets			$177,114

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.21	146	$177	1.25%	-26.1%	12/31/2022	$1.23	0	$0	1.00%	-25.9%	12/31/2022	$1.24	0	$0	0.75%	-25.7%
12/31/2021	1.64	147	242	1.25%	38.0%	12/31/2021	1.65	0	0	1.00%	38.3%	12/31/2021	1.67	0	0	0.75%	38.7%
12/31/2020	1.19	0	0	1.25%	-4.3%	12/31/2020	1.20	0	0	1.00%	-4.1%	12/31/2020	1.20	0	0	0.75%	-3.8%
12/31/2019	1.24	0	0	1.25%	29.6%	12/31/2019	1.25	0	0	1.00%	29.9%	12/31/2019	1.25	0	0	0.75%	30.2%
12/31/2018	0.96	0	0	1.25%	-4.0%	12/31/2018	0.96	0	0	1.00%	-4.0%	12/31/2018	0.96	0	0	0.75%	-3.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.25	0	$0	0.50%	-25.5%	12/31/2022	$1.27	0	$0	0.25%	-25.3%	12/31/2022	$1.28	0	$0	0.00%	-25.1%
12/31/2021	1.68	0	0	0.50%	39.0%	12/31/2021	1.70	0	0	0.25%	39.4%	12/31/2021	1.71	0	0	0.00%	39.7%
12/31/2020	1.21	0	0	0.50%	-3.6%	12/31/2020	1.22	0	0	0.25%	-3.4%	12/31/2020	1.22	0	0	0.00%	-3.1%
12/31/2019	1.25	0	0	0.50%	30.6%	12/31/2019	1.26	0	0	0.25%	30.9%	12/31/2019	1.26	0	0	0.00%	31.2%
12/31/2018	0.96	0	0	0.50%	-3.9%	12/31/2018	0.96	0	0	0.25%	-3.8%	12/31/2018	0.96	0	0	0.00%	-3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.2%
2021	3.5%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Principal MidCap S&P 400 Index Fund R6 Class - 06-3RN

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$367,651	$454,031	18,701
Receivables: investments sold	-
Payables: investments purchased	(172)
Net assets	$367,479

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$367,479	270,233	$1.36
Band 100	-	-	1.37
Band 75	-	-	1.39
Band 50	-	-	1.40
Band 25	-	-	1.41
Band 0	-	-	1.43
Total	$367,479	270,233

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$5,345
Mortality & expense charges			(4,292)
Net investment income (loss)			1,053

Gain (loss) on investments:
Net realized gain (loss)			(6,930)
Realized gain distributions			20,639
Net change in unrealized appreciation (depreciation)			(65,939)
Net gain (loss)			(52,230)

Increase (decrease) in net assets from operations			$(51,177)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,053	$3,421
Net realized gain (loss)		(6,930)	(1,147)
Realized gain distributions		20,639	20,773
Net change in unrealized appreciation (depreciation)		(65,939)	(20,441)

Increase (decrease) in net assets from operations		(51,177)	2,606

Contract owner transactions:
Proceeds from units sold		140,342	330,551
Cost of units redeemed		(30,439)	(24,404)
Account charges		-	-
Increase (decrease)		109,903	306,147
Net increase (decrease)		58,726	308,753
Net assets, beginning		308,753	-
Net assets, ending		$367,479	$308,753

Units sold		97,217	210,607
Units redeemed		(21,589)	(16,002)
Net increase (decrease)		75,628	194,605
Units outstanding, beginning		194,605	-
Units outstanding, ending		270,233	194,605

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$470,893
Cost of units redeemed/account charges			(54,843)
Net investment income (loss)			4,474
Net realized gain (loss)			(8,077)
Realized gain distributions			41,412
Net change in unrealized appreciation (depreciation)			(86,380)
Net assets			$367,479

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.36	270	$367	1.25%	-14.3%	12/31/2022	$1.37	0	$0	1.00%	-14.1%	12/31/2022	$1.39	0	$0	0.75%	-13.9%
12/31/2021	1.59	195	309	1.25%	22.9%	12/31/2021	1.60	0	0	1.00%	23.2%	12/31/2021	1.61	0	0	0.75%	23.5%
12/31/2020	1.29	0	0	1.25%	12.2%	12/31/2020	1.30	0	0	1.00%	12.4%	12/31/2020	1.30	0	0	0.75%	12.7%
12/31/2019	1.15	0	0	1.25%	15.1%	12/31/2019	1.15	0	0	1.00%	15.3%	12/31/2019	1.16	0	0	0.75%	15.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.40	0	$0	0.50%	-13.6%	12/31/2022	$1.41	0	$0	0.25%	-13.4%	12/31/2022	$1.43	0	$0	0.00%	-13.2%
12/31/2021	1.62	0	0	0.50%	23.9%	12/31/2021	1.63	0	0	0.25%	24.2%	12/31/2021	1.65	0	0	0.00%	24.5%
12/31/2020	1.31	0	0	0.50%	13.0%	12/31/2020	1.32	0	0	0.25%	13.3%	12/31/2020	1.32	0	0	0.00%	13.6%
12/31/2019	1.16	0	0	0.50%	15.9%	12/31/2019	1.16	0	0	0.25%	16.2%	12/31/2019	1.16	0	0	0.00%	16.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.6%
2021	2.4%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Principal SmallCap Growth Fund I R6 Class - 06-3RP

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$191,544	$264,533	15,761
Receivables: investments sold	-
Payables: investments purchased	(362)
Net assets	$191,182

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$191,182	151,293	$1.26
Band 100	-	-	1.28
Band 75	-	-	1.29
Band 50	-	-	1.30
Band 25	-	-	1.31
Band 0	-	-	1.33
Total	$191,182	151,293

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,571)
Net investment income (loss)			(2,571)

Gain (loss) on investments:
Net realized gain (loss)			(23,921)
Realized gain distributions			1,523
Net change in unrealized appreciation (depreciation)			(50,119)
Net gain (loss)			(72,517)

Increase (decrease) in net assets from operations			$(75,088)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,571)	$(3,421)
Net realized gain (loss)		(23,921)	(850)
Realized gain distributions		1,523	32,889
Net change in unrealized appreciation (depreciation)		(50,119)	(22,870)

Increase (decrease) in net assets from operations		(75,088)	5,748

Contract owner transactions:
Proceeds from units sold		67,532	357,485
Cost of units redeemed		(50,703)	(113,420)
Account charges		(201)	(171)
Increase (decrease)		16,628	243,894
Net increase (decrease)		(58,460)	249,642
Net assets, beginning		249,642	-
Net assets, ending		$191,182	$249,642

Units sold		49,362	204,255
Units redeemed		(37,614)	(64,710)
Net increase (decrease)		11,748	139,545
Units outstanding, beginning		139,545	-
Units outstanding, ending		151,293	139,545

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$425,017
Cost of units redeemed/account charges			(164,495)
Net investment income (loss)			(5,992)
Net realized gain (loss)			(24,771)
Realized gain distributions			34,412
Net change in unrealized appreciation (depreciation)			(72,989)
Net assets			$191,182

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.26	151	$191	1.25%	-29.4%	12/31/2022	$1.28	0	$0	1.00%	-29.2%	12/31/2022	$1.29	0	$0	0.75%	-29.0%
12/31/2021	1.79	140	250	1.25%	5.9%	12/31/2021	1.80	0	0	1.00%	6.2%	12/31/2021	1.82	0	0	0.75%	6.5%
12/31/2020	1.69	0	0	1.25%	40.5%	12/31/2020	1.70	0	0	1.00%	40.9%	12/31/2020	1.70	0	0	0.75%	41.2%
12/31/2019	1.20	0	0	1.25%	20.2%	12/31/2019	1.20	0	0	1.00%	20.5%	12/31/2019	1.21	0	0	0.75%	20.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.30	0	$0	0.50%	-28.8%	12/31/2022	$1.31	0	$0	0.25%	-28.7%	12/31/2022	$1.33	0	$0	0.00%	-28.5%
12/31/2021	1.83	0	0	0.50%	6.7%	12/31/2021	1.84	0	0	0.25%	7.0%	12/31/2021	1.86	0	0	0.00%	7.3%
12/31/2020	1.71	0	0	0.50%	41.6%	12/31/2020	1.72	0	0	0.25%	41.9%	12/31/2020	1.73	0	0	0.00%	42.3%
12/31/2019	1.21	0	0	0.50%	21.0%	12/31/2019	1.21	0	0	0.25%	21.3%	12/31/2019	1.22	0	0	0.00%	21.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Principal Bond Market Index Fund R3 Class - 06-FHX

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$41,281	$45,816	5,141
Receivables: investments sold	928
Payables: investments purchased	-
Net assets	$42,209

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$42,209	46,074	$0.92
Band 100	-	-	0.93
Band 75	-	-	0.94
Band 50	-	-	0.96
Band 25	-	-	0.97
Band 0	-	-	0.98
Total	$42,209	46,074

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$432
Mortality & expense charges			(489)
Net investment income (loss)			(57)

Gain (loss) on investments:
Net realized gain (loss)			(3,966)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(2,094)
Net gain (loss)			(6,060)

Increase (decrease) in net assets from operations			$(6,117)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(57)	$(116)
Net realized gain (loss)		(3,966)	(7,767)
Realized gain distributions		-	182
Net change in unrealized appreciation (depreciation)		(2,094)	5,564

Increase (decrease) in net assets from operations		(6,117)	(2,137)

Contract owner transactions:
Proceeds from units sold		29,263	41,327
Cost of units redeemed		(38,276)	(39,502)
Account charges		(12)	(60)
Increase (decrease)		(9,025)	1,765
Net increase (decrease)		(15,142)	(372)
Net assets, beginning		57,351	57,723
Net assets, ending		$42,209	$57,351

Units sold		30,522	38,092
Units redeemed		(37,819)	(36,558)
Net increase (decrease)		(7,297)	1,534
Units outstanding, beginning		53,371	51,837
Units outstanding, ending		46,074	53,371

* Date of Fund Inception into Variable Account: 3 /23 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$139,751
Cost of units redeemed/account charges			(89,946)
Net investment income (loss)			2,488
Net realized gain (loss)			(11,014)
Realized gain distributions			5,465
Net change in unrealized appreciation (depreciation)			(4,535)
Net assets			$42,209

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.92	46	$42	1.25%	-14.7%	12/31/2022	$0.93	0	$0	1.00%	-14.5%	12/31/2022	$0.94	0	$0	0.75%	-14.3%
12/31/2021	1.07	53	57	1.25%	-3.5%	12/31/2021	1.09	0	0	1.00%	-3.3%	12/31/2021	1.10	0	0	0.75%	-3.0%
12/31/2020	1.11	52	58	1.25%	5.4%	12/31/2020	1.12	0	0	1.00%	5.6%	12/31/2020	1.13	0	0	0.75%	5.9%
12/31/2019	1.06	6	6	1.25%	6.5%	12/31/2019	1.06	0	0	1.00%	6.8%	12/31/2019	1.07	0	0	0.75%	7.0%
12/31/2018	0.99	0	0	1.25%	-2.0%	12/31/2018	1.00	0	0	1.00%	-1.8%	12/31/2018	1.00	0	0	0.75%	-1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.96	0	$0	0.50%	-14.1%	12/31/2022	$0.97	0	$0	0.25%	-13.9%	12/31/2022	$0.98	0	$0	0.00%	-13.7%
12/31/2021	1.11	0	0	0.50%	-2.8%	12/31/2021	1.13	0	0	0.25%	-2.5%	12/31/2021	1.14	0	0	0.00%	-2.3%
12/31/2020	1.15	0	0	0.50%	6.2%	12/31/2020	1.16	0	0	0.25%	6.4%	12/31/2020	1.17	0	0	0.00%	6.7%
12/31/2019	1.08	0	0	0.50%	7.3%	12/31/2019	1.09	0	0	0.25%	7.6%	12/31/2019	1.09	0	0	0.00%	7.8%
12/31/2018	1.01	0	0	0.50%	-1.3%	12/31/2018	1.01	0	0	0.25%	-1.0%	12/31/2018	1.01	0	0	0.00%	-0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.9%
2021	1.0%
2020	9.4%
2019	3.3%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Principal Blue Chip R6 Class - 06-4XN (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.74
Band 100	-	-	0.75
Band 75	-	-	0.75
Band 50	-	-	0.75
Band 25	-	-	0.75
Band 0	-	-	0.76
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /17 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.74	0	$0	1.25%	-31.5%	12/31/2022	$0.75	0	$0	1.00%	-31.4%	12/31/2022	$0.75	0	$0	0.75%	-31.2%
12/31/2021	1.09	0	0	1.25%	8.6%	12/31/2021	1.09	0	0	1.00%	8.7%	12/31/2021	1.09	0	0	0.75%	8.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.75	0	$0	0.50%	-31.0%	12/31/2022	$0.75	0	$0	0.25%	-30.9%	12/31/2022	$0.76	0	$0	0.00%	-30.7%
12/31/2021	1.09	0	0	0.50%	9.0%	12/31/2021	1.09	0	0	0.25%	9.2%	12/31/2021	1.09	0	0	0.00%	9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Principal Small Cap S&P 500 Index R6 Class - 06-4TV

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$122,836	$146,028	5,269
Receivables: investments sold	44
Payables: investments purchased	-
Net assets	$122,880

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$122,880	143,493	$0.86
Band 100	-	-	0.86
Band 75	-	-	0.86
Band 50	-	-	0.87
Band 25	-	-	0.87
Band 0	-	-	0.88
Total	$122,880	143,493

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,764
Mortality & expense charges			(1,215)
Net investment income (loss)			549

Gain (loss) on investments:
Net realized gain (loss)			(4,267)
Realized gain distributions			10,989
Net change in unrealized appreciation (depreciation)			(19,663)
Net gain (loss)			(12,941)

Increase (decrease) in net assets from operations			$(12,392)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$549	$718
Net realized gain (loss)		(4,267)	(3,480)
Realized gain distributions		10,989	6,017
Net change in unrealized appreciation (depreciation)		(19,663)	(3,529)

Increase (decrease) in net assets from operations		(12,392)	(274)

Contract owner transactions:
Proceeds from units sold		75,419	199,722
Cost of units redeemed		(22,809)	(116,786)
Account charges		-	-
Increase (decrease)		52,610	82,936
Net increase (decrease)		40,218	82,662
Net assets, beginning		82,662	-
Net assets, ending		$122,880	$82,662

Units sold		88,493	195,808
Units redeemed		(24,819)	(115,989)
Net increase (decrease)		63,674	79,819
Units outstanding, beginning		79,819	-
Units outstanding, ending		143,493	79,819

* Date of Fund Inception into Variable Account: 3 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$275,141
Cost of units redeemed/account charges			(139,595)
Net investment income (loss)			1,267
Net realized gain (loss)			(7,747)
Realized gain distributions			17,006
Net change in unrealized appreciation (depreciation)			(23,192)
Net assets			$122,880

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.86	143	$123	1.25%	-17.3%	12/31/2022	$0.86	0	$0	1.00%	-17.1%	12/31/2022	$0.86	0	$0	0.75%	-16.9%
12/31/2021	1.04	80	83	1.25%	3.6%	12/31/2021	1.04	0	0	1.00%	3.8%	12/31/2021	1.04	0	0	0.75%	4.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.87	0	$0	0.50%	-16.7%	12/31/2022	$0.87	0	$0	0.25%	-16.5%	12/31/2022	$0.88	0	$0	0.00%	-16.3%
12/31/2021	1.04	0	0	0.50%	4.2%	12/31/2021	1.04	0	0	0.25%	4.4%	12/31/2021	1.05	0	0	0.00%	4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.7%
2021	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Principal International Equity Index Fund R3 Class - 06-CVG

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$359,914	$399,541	37,547
Receivables: investments sold	168
Payables: investments purchased	-
Net assets	$360,082

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$360,082	319,272	$1.13
Band 100	-	-	1.14
Band 75	-	-	1.16
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.21
Total	$360,082	319,272

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$7,440
Mortality & expense charges			(4,380)
Net investment income (loss)			3,060

Gain (loss) on investments:
Net realized gain (loss)			(397)
Realized gain distributions			391
Net change in unrealized appreciation (depreciation)			(67,931)
Net gain (loss)			(67,937)

Increase (decrease) in net assets from operations			$(64,877)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,060	$6,012
Net realized gain (loss)		(397)	7,221
Realized gain distributions		391	8,461
Net change in unrealized appreciation (depreciation)		(67,931)	5,036

Increase (decrease) in net assets from operations		(64,877)	26,730

Contract owner transactions:
Proceeds from units sold		29,761	127,828
Cost of units redeemed		(25,789)	(58,872)
Account charges		(78)	(230)
Increase (decrease)		3,894	68,726
Net increase (decrease)		(60,983)	95,456
Net assets, beginning		421,065	325,609
Net assets, ending		$360,082	$421,065

Units sold		26,400	95,098
Units redeemed		(20,939)	(45,798)
Net increase (decrease)		5,461	49,300
Units outstanding, beginning		313,811	264,511
Units outstanding, ending		319,272	313,811

* Date of Fund Inception into Variable Account: 3 /23 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$535,103
Cost of units redeemed/account charges			(167,093)
Net investment income (loss)			16,833
Net realized gain (loss)			4,002
Realized gain distributions			10,864
Net change in unrealized appreciation (depreciation)			(39,627)
Net assets			$360,082

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.13	319	$360	1.25%	-15.9%	12/31/2022	$1.14	0	$0	1.00%	-15.7%	12/31/2022	$1.16	0	$0	0.75%	-15.5%
12/31/2021	1.34	314	421	1.25%	9.0%	12/31/2021	1.36	0	0	1.00%	9.3%	12/31/2021	1.37	0	0	0.75%	9.5%
12/31/2020	1.23	265	326	1.25%	5.9%	12/31/2020	1.24	0	0	1.00%	6.2%	12/31/2020	1.25	0	0	0.75%	6.4%
12/31/2019	1.16	248	288	1.25%	19.2%	12/31/2019	1.17	0	0	1.00%	19.5%	12/31/2019	1.18	0	0	0.75%	19.7%
12/31/2018	0.98	36	35	1.25%	-15.1%	12/31/2018	0.98	0	0	1.00%	-14.9%	12/31/2018	0.98	0	0	0.75%	-14.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.18	0	$0	0.50%	-15.3%	12/31/2022	$1.19	0	$0	0.25%	-15.1%	12/31/2022	$1.21	0	$0	0.00%	-14.9%
12/31/2021	1.39	0	0	0.50%	9.8%	12/31/2021	1.41	0	0	0.25%	10.1%	12/31/2021	1.42	0	0	0.00%	10.4%
12/31/2020	1.27	0	0	0.50%	6.7%	12/31/2020	1.28	0	0	0.25%	7.0%	12/31/2020	1.29	0	0	0.00%	7.2%
12/31/2019	1.19	0	0	0.50%	20.0%	12/31/2019	1.20	0	0	0.25%	20.3%	12/31/2019	1.20	0	0	0.00%	20.7%
12/31/2018	0.99	0	0	0.50%	-14.5%	12/31/2018	0.99	0	0	0.25%	-14.2%	12/31/2018	1.00	0	0	0.00%	-14.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.9%
2021	2.8%
2020	1.7%
2019	4.5%
2018	4.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Principal MidCap S&P 400 Index Fund R3 Class - 06-FPW

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,261,330	$1,408,417	62,286
Receivables: investments sold	-
Payables: investments purchased	(1,280)
Net assets	$1,260,050

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,119,598	799,063	$1.40
Band 100	139,015	97,794	1.42
Band 75	-	-	1.44
Band 50	1,437	982	1.46
Band 25	-	-	1.48
Band 0	-	-	1.51
Total	$1,260,050	897,839

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$10,255
Mortality & expense charges			(16,714)
Net investment income (loss)			(6,459)

Gain (loss) on investments:
Net realized gain (loss)			(29,878)
Realized gain distributions			69,197
Net change in unrealized appreciation (depreciation)			(277,948)
Net gain (loss)			(238,629)

Increase (decrease) in net assets from operations			$(245,088)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,459)	$(12,211)
Net realized gain (loss)		(29,878)	237,661
Realized gain distributions		69,197	98,992
Net change in unrealized appreciation (depreciation)		(277,948)	(1,196)

Increase (decrease) in net assets from operations		(245,088)	323,246

Contract owner transactions:
Proceeds from units sold		450,500	911,846
Cost of units redeemed		(464,479)	(1,133,606)
Account charges		(950)	(806)
Increase (decrease)		(14,929)	(222,566)
Net increase (decrease)		(260,017)	100,680
Net assets, beginning		1,520,067	1,419,387
Net assets, ending		$1,260,050	$1,520,067

Units sold		329,006	603,969
Units redeemed		(355,283)	(734,755)
Net increase (decrease)		(26,277)	(130,786)
Units outstanding, beginning		924,116	1,054,902
Units outstanding, ending		897,839	924,116

* Date of Fund Inception into Variable Account: 3 /23 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$4,338,101
Cost of units redeemed/account charges			(3,490,077)
Net investment income (loss)			(28,193)
Net realized gain (loss)			222,744
Realized gain distributions			364,562
Net change in unrealized appreciation (depreciation)			(147,087)
Net assets			$1,260,050

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.40	799	$1,120	1.25%	-14.7%	12/31/2022	$1.42	98	$139	1.00%	-14.5%	12/31/2022	$1.44	0	$0	0.75%	-14.3%
12/31/2021	1.64	828	1,360	1.25%	22.2%	12/31/2021	1.66	95	158	1.00%	22.5%	12/31/2021	1.68	0	0	0.75%	22.8%
12/31/2020	1.34	951	1,279	1.25%	11.5%	12/31/2020	1.36	101	136	1.00%	11.8%	12/31/2020	1.37	0	0	0.75%	12.1%
12/31/2019	1.21	599	722	1.25%	23.8%	12/31/2019	1.21	55	67	1.00%	24.1%	12/31/2019	1.22	0	0	0.75%	24.4%
12/31/2018	0.97	471	459	1.25%	-12.8%	12/31/2018	0.98	44	43	1.00%	-12.6%	12/31/2018	0.98	0	0	0.75%	-12.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.46	1	$1	0.50%	-14.1%	12/31/2022	$1.48	0	$0	0.25%	-13.9%	12/31/2022	$1.51	0	$0	0.00%	-13.6%
12/31/2021	1.70	1	2	0.50%	23.1%	12/31/2021	1.72	0	0	0.25%	23.4%	12/31/2021	1.74	0	0	0.00%	23.8%
12/31/2020	1.38	3	4	0.50%	12.4%	12/31/2020	1.40	0	0	0.25%	12.6%	12/31/2020	1.41	0	0	0.00%	12.9%
12/31/2019	1.23	3	3	0.50%	24.7%	12/31/2019	1.24	0	0	0.25%	25.0%	12/31/2019	1.25	0	0	0.00%	25.3%
12/31/2018	0.99	4	4	0.50%	-12.2%	12/31/2018	0.99	0	0	0.25%	-12.0%	12/31/2018	1.00	0	0	0.00%	-11.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.7%
2021	0.6%
2020	0.8%
2019	1.1%
2018	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Principal MidCap R6 Retirement Class - 06-6H4

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,121,217	$1,196,244	35,919
Receivables: investments sold	540
Payables: investments purchased	-
Net assets	$1,121,757

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,121,757	1,047,196	$1.07
Band 100	-	-	1.07
Band 75	-	-	1.07
Band 50	-	-	1.07
Band 25	-	-	1.07
Band 0	-	-	1.07
Total	$1,121,757	1,047,196

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(692)
Net investment income (loss)			(692)

Gain (loss) on investments:
Net realized gain (loss)			(26)
Realized gain distributions			34,449
Net change in unrealized appreciation (depreciation)			(75,027)
Net gain (loss)			(40,604)

Increase (decrease) in net assets from operations			$(41,296)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(692)	$-
Net realized gain (loss)		(26)	-
Realized gain distributions		34,449	-
Net change in unrealized appreciation (depreciation)		(75,027)	-

Increase (decrease) in net assets from operations		(41,296)	-

Contract owner transactions:
Proceeds from units sold		2,322,626	-
Cost of units redeemed		(1,159,327)	-
Account charges		(246)	-
Increase (decrease)		1,163,053	-
Net increase (decrease)		1,121,757	-
Net assets, beginning		-	-
Net assets, ending		$1,121,757	$-

Units sold		2,090,785	-
Units redeemed		(1,043,589)	-
Net increase (decrease)		1,047,196	-
Units outstanding, beginning		-	-
Units outstanding, ending		1,047,196	-

* Date of Fund Inception into Variable Account: 10 /13 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,322,626
Cost of units redeemed/account charges			(1,159,573)
Net investment income (loss)			(692)
Net realized gain (loss)			(26)
Realized gain distributions			34,449
Net change in unrealized appreciation (depreciation)			(75,027)
Net assets			$1,121,757

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.07	1,047	$1,122	1.25%	7.1%	12/31/2022	$1.07	0	$0	1.00%	7.2%	12/31/2022	$1.07	0	$0	0.75%	7.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.07	0	$0	0.50%	7.3%	12/31/2022	$1.07	0	$0	0.25%	7.3%	12/31/2022	$1.07	0	$0	0.00%	7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Global Real Estate Fund Z Class - 06-526

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$309,976	$415,785	17,678
Receivables: investments sold	2,231
Payables: investments purchased	-
Net assets	$312,207

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$312,207	174,977	$1.78
Band 100	-	-	1.84
Band 75	-	-	1.90
Band 50	-	-	1.96
Band 25	-	-	2.02
Band 0	-	-	2.09
Total	$312,207	174,977

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$6,813
Mortality & expense charges			(4,329)
Net investment income (loss)			2,484

Gain (loss) on investments:
Net realized gain (loss)			(9,067)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(107,919)
Net gain (loss)			(116,986)

Increase (decrease) in net assets from operations			$(114,502)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,484	$5,628
Net realized gain (loss)		(9,067)	40,713
Realized gain distributions		-	48,334
Net change in unrealized appreciation (depreciation)		(107,919)	46,572

Increase (decrease) in net assets from operations		(114,502)	141,247

Contract owner transactions:
Proceeds from units sold		76,416	95,548
Cost of units redeemed		(50,989)	(451,523)
Account charges		(50)	(431)
Increase (decrease)		25,377	(356,406)
Net increase (decrease)		(89,125)	(215,159)
Net assets, beginning		401,332	616,491
Net assets, ending		$312,207	$401,332

Units sold		36,467	42,903
Units redeemed		(24,292)	(196,013)
Net increase (decrease)		12,175	(153,110)
Units outstanding, beginning		162,802	315,912
Units outstanding, ending		174,977	162,802

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$29,417,728
Cost of units redeemed/account charges			(32,044,702)
Net investment income (loss)			1,020,138
Net realized gain (loss)			1,460,083
Realized gain distributions			564,769
Net change in unrealized appreciation (depreciation)			(105,809)
Net assets			$312,207

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.78	175	$312	1.25%	-27.6%	12/31/2022	$1.84	0	$0	1.00%	-27.4%	12/31/2022	$1.90	0	$0	0.75%	-27.3%
12/31/2021	2.47	163	401	1.25%	26.3%	12/31/2021	2.54	0	0	1.00%	26.6%	12/31/2021	2.61	0	0	0.75%	27.0%
12/31/2020	1.95	316	616	1.25%	-5.6%	12/31/2020	2.00	0	0	1.00%	-5.4%	12/31/2020	2.06	0	0	0.75%	-5.1%
12/31/2019	2.07	345	713	1.25%	23.3%	12/31/2019	2.12	0	0	1.00%	23.6%	12/31/2019	2.17	0	0	0.75%	23.9%
12/31/2018	1.68	2,927	4,909	1.25%	-5.9%	12/31/2018	1.71	0	0	1.00%	-5.6%	12/31/2018	1.75	0	0	0.75%	-5.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.96	0	$0	0.50%	-27.1%	12/31/2022	$2.02	0	$0	0.25%	-26.9%	12/31/2022	$2.09	0	$0	0.00%	-26.7%
12/31/2021	2.69	0	0	0.50%	27.3%	12/31/2021	2.77	0	0	0.25%	27.6%	12/31/2021	2.85	0	0	0.00%	27.9%
12/31/2020	2.11	0	0	0.50%	-4.9%	12/31/2020	2.17	0	0	0.25%	-4.6%	12/31/2020	2.23	0	0	0.00%	-4.4%
12/31/2019	2.22	0	0	0.50%	24.2%	12/31/2019	2.28	0	0	0.25%	24.5%	12/31/2019	2.33	0	0	0.00%	24.8%
12/31/2018	1.79	0	0	0.50%	-5.2%	12/31/2018	1.83	0	0	0.25%	-4.9%	12/31/2018	1.87	0	0	0.00%	-4.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.9%
2021	2.6%
2020	1.5%
2019	2.9%
2018	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM High Yield Fund A Class - 06-533

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,774,385	$3,289,931	610,562
Receivables: investments sold	-
Payables: investments purchased	(2,430)
Net assets	$2,771,955

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,233,542	1,324,394	$1.69
Band 100	538,413	309,374	1.74
Band 75	-	-	1.80
Band 50	-	-	1.85
Band 25	-	-	1.91
Band 0	-	-	1.97
Total	$2,771,955	1,633,768

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$192,998
Mortality & expense charges			(38,283)
Net investment income (loss)			154,715

Gain (loss) on investments:
Net realized gain (loss)			(122,178)
Realized gain distributions			6,494
Net change in unrealized appreciation (depreciation)			(505,503)
Net gain (loss)			(621,187)

Increase (decrease) in net assets from operations			$(466,472)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$154,715	$153,192
Net realized gain (loss)		(122,178)	33,151
Realized gain distributions		6,494	42,690
Net change in unrealized appreciation (depreciation)		(505,503)	(48,065)

Increase (decrease) in net assets from operations		(466,472)	180,968

Contract owner transactions:
Proceeds from units sold		476,396	1,559,312
Cost of units redeemed		(1,078,757)	(1,560,085)
Account charges		(1,778)	(1,803)
Increase (decrease)		(604,139)	(2,576)
Net increase (decrease)		(1,070,611)	178,392
Net assets, beginning		3,842,566	3,664,174
Net assets, ending		$2,771,955	$3,842,566

Units sold		269,711	823,546
Units redeemed		(606,961)	(822,647)
Net increase (decrease)		(337,250)	899
Units outstanding, beginning		1,971,018	1,970,119
Units outstanding, ending		1,633,768	1,971,018

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$19,986,818
Cost of units redeemed/account charges			(18,739,039)
Net investment income (loss)			2,269,351
Net realized gain (loss)			(297,551)
Realized gain distributions			67,922
Net change in unrealized appreciation (depreciation)			(515,546)
Net assets			$2,771,955

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.69	1,324	$2,234	1.25%	-13.0%	12/31/2022	$1.74	309	$538	1.00%	-12.8%	12/31/2022	$1.80	0	$0	0.75%	-12.6%
12/31/2021	1.94	1,587	3,077	1.25%	4.8%	12/31/2021	2.00	384	765	1.00%	5.0%	12/31/2021	2.05	0	0	0.75%	5.3%
12/31/2020	1.85	1,579	2,922	1.25%	4.0%	12/31/2020	1.90	391	742	1.00%	4.3%	12/31/2020	1.95	0	0	0.75%	4.5%
12/31/2019	1.78	1,814	3,226	1.25%	14.4%	12/31/2019	1.82	407	742	1.00%	14.7%	12/31/2019	1.87	0	0	0.75%	15.0%
12/31/2018	1.55	1,926	2,994	1.25%	-2.8%	12/31/2018	1.59	491	780	1.00%	-2.6%	12/31/2018	1.62	0	0	0.75%	-2.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.85	0	$0	0.50%	-12.3%	12/31/2022	$1.91	0	$0	0.25%	-12.1%	12/31/2022	$1.97	0	$0	0.00%	-11.9%
12/31/2021	2.11	0	0	0.50%	5.6%	12/31/2021	2.18	0	0	0.25%	5.8%	12/31/2021	2.24	0	0	0.00%	6.1%
12/31/2020	2.00	0	0	0.50%	4.8%	12/31/2020	2.06	0	0	0.25%	5.1%	12/31/2020	2.11	0	0	0.00%	5.3%
12/31/2019	1.91	0	0	0.50%	15.3%	12/31/2019	1.96	0	0	0.25%	15.6%	12/31/2019	2.01	159	318	0.00%	15.8%
12/31/2018	1.66	0	0	0.50%	-2.1%	12/31/2018	1.69	0	0	0.25%	-1.8%	12/31/2018	1.73	103	179	0.00%	-1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	5.8%
2021	5.3%
2020	5.7%
2019	6.1%
2018	5.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM High Yield Fund Z Class - 06-532

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,745,152	$11,488,471	2,144,509
Receivables: investments sold	12,367
Payables: investments purchased	-
Net assets	$9,757,519

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,757,519	5,593,638	$1.74
Band 100	-	-	1.80
Band 75	-	-	1.86
Band 50	-	-	1.92
Band 25	-	-	1.98
Band 0	-	-	2.04
Total	$9,757,519	5,593,638

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$750,575
Mortality & expense charges			(150,324)
Net investment income (loss)			600,251

Gain (loss) on investments:
Net realized gain (loss)			(587,890)
Realized gain distributions			22,875
Net change in unrealized appreciation (depreciation)			(1,861,413)
Net gain (loss)			(2,426,428)

Increase (decrease) in net assets from operations			$(1,826,177)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$600,251	$625,934
Net realized gain (loss)		(587,890)	163,399
Realized gain distributions		22,875	161,423
Net change in unrealized appreciation (depreciation)		(1,861,413)	(207,479)

Increase (decrease) in net assets from operations		(1,826,177)	743,277

Contract owner transactions:
Proceeds from units sold		2,074,216	2,902,030
Cost of units redeemed		(5,052,492)	(4,740,283)
Account charges		(5,819)	(8,381)
Increase (decrease)		(2,984,095)	(1,846,634)
Net increase (decrease)		(4,810,272)	(1,103,357)
Net assets, beginning		14,567,791	15,671,148
Net assets, ending		$9,757,519	$14,567,791

Units sold		1,136,732	1,504,942
Units redeemed		(2,828,742)	(2,450,341)
Net increase (decrease)		(1,692,010)	(945,399)
Units outstanding, beginning		7,285,648	8,231,047
Units outstanding, ending		5,593,638	7,285,648

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$65,456,907
Cost of units redeemed/account charges			(61,595,600)
Net investment income (loss)			8,265,985
Net realized gain (loss)			(891,188)
Realized gain distributions			264,734
Net change in unrealized appreciation (depreciation)			(1,743,319)
Net assets			$9,757,519

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.74	5,594	$9,758	1.25%	-12.8%	12/31/2022	$1.80	0	$0	1.00%	-12.5%	12/31/2022	$1.86	0	$0	0.75%	-12.3%
12/31/2021	2.00	7,286	14,568	1.25%	5.0%	12/31/2021	2.06	0	0	1.00%	5.3%	12/31/2021	2.12	0	0	0.75%	5.5%
12/31/2020	1.90	8,231	15,671	1.25%	4.3%	12/31/2020	1.96	0	0	1.00%	4.5%	12/31/2020	2.01	0	0	0.75%	4.8%
12/31/2019	1.83	8,963	16,363	1.25%	14.7%	12/31/2019	1.87	0	0	1.00%	15.0%	12/31/2019	1.92	0	0	0.75%	15.3%
12/31/2018	1.59	10,008	15,933	1.25%	-2.5%	12/31/2018	1.63	0	0	1.00%	-2.3%	12/31/2018	1.66	0	0	0.75%	-2.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.92	0	$0	0.50%	-12.1%	12/31/2022	$1.98	0	$0	0.25%	-11.9%	12/31/2022	$2.04	0	$0	0.00%	-11.7%
12/31/2021	2.18	0	0	0.50%	5.8%	12/31/2021	2.25	0	0	0.25%	6.1%	12/31/2021	2.31	0	0	0.00%	6.3%
12/31/2020	2.06	0	0	0.50%	5.1%	12/31/2020	2.12	0	0	0.25%	5.3%	12/31/2020	2.17	0	0	0.00%	5.6%
12/31/2019	1.96	0	0	0.50%	15.5%	12/31/2019	2.01	0	0	0.25%	15.8%	12/31/2019	2.06	623	1,282	0.00%	16.1%
12/31/2018	1.70	0	0	0.50%	-1.8%	12/31/2018	1.73	0	0	0.25%	-1.5%	12/31/2018	1.77	666	1,181	0.00%	-1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	6.2%
2021	5.4%
2020	5.6%
2019	6.6%
2018	6.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Mid Cap Growth Fund A Class - 06-461

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,327,714	$2,152,177	106,593
Receivables: investments sold	-
Payables: investments purchased	(621)
Net assets	$1,327,093

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$690,606	216,627	$3.19
Band 100	636,487	193,250	3.29
Band 75	-	-	3.40
Band 50	-	-	3.52
Band 25	-	-	3.63
Band 0	-	-	3.75
Total	$1,327,093	409,877

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(18,890)
Net investment income (loss)			(18,890)

Gain (loss) on investments:
Net realized gain (loss)			(492,028)
Realized gain distributions			24,987
Net change in unrealized appreciation (depreciation)			(118,286)
Net gain (loss)			(585,327)

Increase (decrease) in net assets from operations			$(604,217)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(18,890)	$(30,428)
Net realized gain (loss)		(492,028)	(148,697)
Realized gain distributions		24,987	693,989
Net change in unrealized appreciation (depreciation)		(118,286)	(266,378)

Increase (decrease) in net assets from operations		(604,217)	248,486

Contract owner transactions:
Proceeds from units sold		111,096	203,730
Cost of units redeemed		(564,724)	(784,144)
Account charges		(1,107)	(1,548)
Increase (decrease)		(454,735)	(581,962)
Net increase (decrease)		(1,058,952)	(333,476)
Net assets, beginning		2,386,045	2,719,521
Net assets, ending		$1,327,093	$2,386,045

Units sold		34,234	50,764
Units redeemed		(176,936)	(192,587)
Net increase (decrease)		(142,702)	(141,823)
Units outstanding, beginning		552,579	694,402
Units outstanding, ending		409,877	552,579

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$15,179,367
Cost of units redeemed/account charges			(17,121,743)
Net investment income (loss)			(488,470)
Net realized gain (loss)			(558,099)
Realized gain distributions			5,140,501
Net change in unrealized appreciation (depreciation)			(824,463)
Net assets			$1,327,093

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.19	217	$691	1.25%	-25.0%	12/31/2022	$3.29	193	$636	1.00%	-24.8%	12/31/2022	$3.40	0	$0	0.75%	-24.6%
12/31/2021	4.25	270	1,146	1.25%	10.0%	12/31/2021	4.38	283	1,240	1.00%	10.3%	12/31/2021	4.52	0	0	0.75%	10.6%
12/31/2020	3.86	364	1,406	1.25%	40.4%	12/31/2020	3.97	331	1,313	1.00%	40.7%	12/31/2020	4.08	0	0	0.75%	41.1%
12/31/2019	2.75	514	1,414	1.25%	35.5%	12/31/2019	2.82	320	903	1.00%	35.8%	12/31/2019	2.89	0	0	0.75%	36.1%
12/31/2018	2.03	602	1,223	1.25%	-9.6%	12/31/2018	2.08	366	760	1.00%	-9.4%	12/31/2018	2.13	0	0	0.75%	-9.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.52	0	$0	0.50%	-24.5%	12/31/2022	$3.63	0	$0	0.25%	-24.3%	12/31/2022	$3.75	0	$0	0.00%	-24.1%
12/31/2021	4.65	0	0	0.50%	10.8%	12/31/2021	4.80	0	0	0.25%	11.1%	12/31/2021	4.94	0	0	0.00%	11.4%
12/31/2020	4.20	0	0	0.50%	41.5%	12/31/2020	4.32	0	0	0.25%	41.8%	12/31/2020	4.44	0	0	0.00%	42.2%
12/31/2019	2.97	0	0	0.50%	36.5%	12/31/2019	3.04	0	0	0.25%	36.8%	12/31/2019	3.12	0	0	0.00%	37.2%
12/31/2018	2.17	0	0	0.50%	-8.9%	12/31/2018	2.22	0	0	0.25%	-8.7%	12/31/2018	2.28	0	0	0.00%	-8.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Mid Cap Growth Fund Z Class - 06-462

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,489,730	$1,849,297	87,099
Receivables: investments sold	4,023
Payables: investments purchased	-
Net assets	$1,493,753

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,493,753	450,607	$3.31
Band 100	-	-	3.42
Band 75	-	-	3.54
Band 50	-	-	3.66
Band 25	-	-	3.78
Band 0	-	-	3.90
Total	$1,493,753	450,607

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(44,198)
Net investment income (loss)			(44,198)

Gain (loss) on investments:
Net realized gain (loss)			(1,889,056)
Realized gain distributions			20,443
Net change in unrealized appreciation (depreciation)			422,819
Net gain (loss)			(1,445,794)

Increase (decrease) in net assets from operations			$(1,489,992)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(44,198)	$(72,987)
Net realized gain (loss)		(1,889,056)	34,365
Realized gain distributions		20,443	1,301,143
Net change in unrealized appreciation (depreciation)		422,819	(732,460)

Increase (decrease) in net assets from operations		(1,489,992)	530,061

Contract owner transactions:
Proceeds from units sold		683,649	1,620,886
Cost of units redeemed		(3,343,166)	(2,173,587)
Account charges		(524)	(1,042)
Increase (decrease)		(2,660,041)	(553,743)
Net increase (decrease)		(4,150,033)	(23,682)
Net assets, beginning		5,643,786	5,667,468
Net assets, ending		$1,493,753	$5,643,786

Units sold		193,831	382,362
Units redeemed		(1,024,331)	(520,443)
Net increase (decrease)		(830,500)	(138,081)
Units outstanding, beginning		1,281,107	1,419,188
Units outstanding, ending		450,607	1,281,107

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$47,315,460
Cost of units redeemed/account charges			(56,612,673)
Net investment income (loss)			(1,416,669)
Net realized gain (loss)			(838,579)
Realized gain distributions			13,405,781
Net change in unrealized appreciation (depreciation)			(359,567)
Net assets			$1,493,753

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.31	451	$1,494	1.25%	-24.8%	12/31/2022	$3.42	0	$0	1.00%	-24.6%	12/31/2022	$3.54	0	$0	0.75%	-24.4%
12/31/2021	4.41	1,281	5,644	1.25%	10.3%	12/31/2021	4.54	0	0	1.00%	10.6%	12/31/2021	4.68	0	0	0.75%	10.9%
12/31/2020	3.99	1,419	5,667	1.25%	40.9%	12/31/2020	4.11	0	0	1.00%	41.3%	12/31/2020	4.22	0	0	0.75%	41.6%
12/31/2019	2.83	1,340	3,797	1.25%	35.8%	12/31/2019	2.91	0	0	1.00%	36.1%	12/31/2019	2.98	0	0	0.75%	36.5%
12/31/2018	2.09	4,548	9,488	1.25%	-9.4%	12/31/2018	2.13	0	0	1.00%	-9.1%	12/31/2018	2.18	0	0	0.75%	-8.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.66	0	$0	0.50%	-24.2%	12/31/2022	$3.78	0	$0	0.25%	-24.0%	12/31/2022	$3.90	0	$0	0.00%	-23.8%
12/31/2021	4.82	0	0	0.50%	11.1%	12/31/2021	4.97	0	0	0.25%	11.4%	12/31/2021	5.12	0	0	0.00%	11.7%
12/31/2020	4.34	0	0	0.50%	42.0%	12/31/2020	4.46	0	0	0.25%	42.4%	12/31/2020	4.58	0	0	0.00%	42.7%
12/31/2019	3.06	0	0	0.50%	36.8%	12/31/2019	3.13	0	0	0.25%	37.2%	12/31/2019	3.21	0	0	0.00%	37.5%
12/31/2018	2.23	0	0	0.50%	-8.7%	12/31/2018	2.28	0	0	0.25%	-8.4%	12/31/2018	2.34	0	0	0.00%	-8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Natural Resources Fund A Class - 06-453

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$174,673	$186,582	3,267
Receivables: investments sold	-
Payables: investments purchased	(1,156)
Net assets	$173,517

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$129,890	112,915	$1.15
Band 100	43,627	36,710	1.19
Band 75	-	-	1.23
Band 50	-	-	1.27
Band 25	-	-	1.31
Band 0	-	-	1.35
Total	$173,517	149,625

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$5,051
Mortality & expense charges			(2,683)
Net investment income (loss)			2,368

Gain (loss) on investments:
Net realized gain (loss)			62,612
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(26,883)
Net gain (loss)			35,729

Increase (decrease) in net assets from operations			$38,097

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,368	$(693)
Net realized gain (loss)		62,612	32,998
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(26,883)	7,387

Increase (decrease) in net assets from operations		38,097	39,692

Contract owner transactions:
Proceeds from units sold		592,168	321,173
Cost of units redeemed		(691,170)	(275,893)
Account charges		(26)	(59)
Increase (decrease)		(99,028)	45,221
Net increase (decrease)		(60,931)	84,913
Net assets, beginning		234,448	149,535
Net assets, ending		$173,517	$234,448

Units sold		518,875	374,928
Units redeemed		(618,453)	(325,274)
Net increase (decrease)		(99,578)	49,654
Units outstanding, beginning		249,203	199,549
Units outstanding, ending		149,625	249,203

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$4,071,988
Cost of units redeemed/account charges			(3,558,260)
Net investment income (loss)			(43,026)
Net realized gain (loss)			(285,587)
Realized gain distributions			311
Net change in unrealized appreciation (depreciation)			(11,909)
Net assets			$173,517

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.15	113	$130	1.25%	23.0%	12/31/2022	$1.19	37	$44	1.00%	23.3%	12/31/2022	$1.23	0	$0	0.75%	23.6%
12/31/2021	0.94	203	190	1.25%	25.7%	12/31/2021	0.96	46	44	1.00%	26.0%	12/31/2021	0.99	0	0	0.75%	26.3%
12/31/2020	0.74	154	114	1.25%	9.8%	12/31/2020	0.77	46	35	1.00%	10.1%	12/31/2020	0.79	0	0	0.75%	10.3%
12/31/2019	0.68	369	251	1.25%	15.1%	12/31/2019	0.70	48	33	1.00%	15.4%	12/31/2019	0.71	0	0	0.75%	15.6%
12/31/2018	0.59	416	245	1.25%	-28.7%	12/31/2018	0.60	49	30	1.00%	-28.6%	12/31/2018	0.62	0	0	0.75%	-28.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.27	0	$0	0.50%	23.9%	12/31/2022	$1.31	0	$0	0.25%	24.2%	12/31/2022	$1.35	0	$0	0.00%	24.5%
12/31/2021	1.02	0	0	0.50%	26.6%	12/31/2021	1.06	0	0	0.25%	26.9%	12/31/2021	1.09	0	0	0.00%	27.2%
12/31/2020	0.81	0	0	0.50%	10.6%	12/31/2020	0.83	0	0	0.25%	10.9%	12/31/2020	0.85	0	0	0.00%	11.2%
12/31/2019	0.73	0	0	0.50%	15.9%	12/31/2019	0.75	0	0	0.25%	16.2%	12/31/2019	0.77	0	0	0.00%	16.5%
12/31/2018	0.63	0	0	0.50%	-28.2%	12/31/2018	0.65	0	0	0.25%	-28.0%	12/31/2018	0.66	0	0	0.00%	-27.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.5%
2021	1.0%
2020	0.9%
2019	1.8%
2018	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Natural Resources Fund Z Class - 06-454

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,751	$5,686	103
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$5,754

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,754	4,785	$1.20
Band 100	-	-	1.24
Band 75	-	-	1.28
Band 50	-	-	1.33
Band 25	-	-	1.37
Band 0	-	-	1.42
Total	$5,754	4,785

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$160
Mortality & expense charges			(163)
Net investment income (loss)			(3)

Gain (loss) on investments:
Net realized gain (loss)			9,378
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(5,033)
Net gain (loss)			4,345

Increase (decrease) in net assets from operations			$4,342

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3)	$(60)
Net realized gain (loss)		9,378	7,716
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(5,033)	(2,082)

Increase (decrease) in net assets from operations		4,342	5,574

Contract owner transactions:
Proceeds from units sold		15,517	1,897
Cost of units redeemed		(30,027)	(18,668)
Account charges		(17)	-
Increase (decrease)		(14,527)	(16,771)
Net increase (decrease)		(10,185)	(11,197)
Net assets, beginning		15,939	27,136
Net assets, ending		$5,754	$15,939

Units sold		13,665	2,043
Units redeemed		(25,241)	(20,807)
Net increase (decrease)		(11,576)	(18,764)
Units outstanding, beginning		16,361	35,125
Units outstanding, ending		4,785	16,361

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$5,582,442
Cost of units redeemed/account charges			(5,034,778)
Net investment income (loss)			(77,657)
Net realized gain (loss)			(464,868)
Realized gain distributions			550
Net change in unrealized appreciation (depreciation)			65
Net assets			$5,754

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.20	5	$6	1.25%	23.4%	12/31/2022	$1.24	0	$0	1.00%	23.7%	12/31/2022	$1.28	0	$0	0.75%	24.0%
12/31/2021	0.97	16	16	1.25%	26.1%	12/31/2021	1.00	0	0	1.00%	26.4%	12/31/2021	1.03	0	0	0.75%	26.7%
12/31/2020	0.77	35	27	1.25%	10.3%	12/31/2020	0.79	0	0	1.00%	10.5%	12/31/2020	0.82	0	0	0.75%	10.8%
12/31/2019	0.70	145	101	1.25%	15.6%	12/31/2019	0.72	0	0	1.00%	15.9%	12/31/2019	0.74	0	0	0.75%	16.2%
12/31/2018	0.61	669	406	1.25%	-28.5%	12/31/2018	0.62	0	0	1.00%	-28.3%	12/31/2018	0.63	0	0	0.75%	-28.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.33	0	$0	0.50%	24.3%	12/31/2022	$1.37	0	$0	0.25%	24.7%	12/31/2022	$1.42	0	$0	0.00%	25.0%
12/31/2021	1.07	0	0	0.50%	27.1%	12/31/2021	1.10	0	0	0.25%	27.4%	12/31/2021	1.13	0	0	0.00%	27.7%
12/31/2020	0.84	0	0	0.50%	11.1%	12/31/2020	0.86	0	0	0.25%	11.4%	12/31/2020	0.89	0	0	0.00%	11.7%
12/31/2019	0.76	0	0	0.50%	16.4%	12/31/2019	0.77	0	0	0.25%	16.7%	12/31/2019	0.79	0	0	0.00%	17.0%
12/31/2018	0.65	0	0	0.50%	-27.9%	12/31/2018	0.66	0	0	0.25%	-27.7%	12/31/2018	0.68	0	0	0.00%	-27.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.5%
2021	0.8%
2020	0.6%
2019	1.7%
2018	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Focused Growth Fund A Class - 06-079

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$159,496	$278,910	11,945
Receivables: investments sold	-
Payables: investments purchased	(259)
Net assets	$159,237

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$96,910	48,934	$1.98
Band 100	62,327	30,809	2.02
Band 75	-	-	2.07
Band 50	-	-	2.11
Band 25	-	-	2.16
Band 0	-	-	2.20
Total	$159,237	79,743

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(3,011)
Net investment income (loss)			(3,011)

Gain (loss) on investments:
Net realized gain (loss)			(62,993)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(99,969)
Net gain (loss)			(162,962)

Increase (decrease) in net assets from operations			$(165,973)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,011)	$(3,089)
Net realized gain (loss)		(62,993)	13,955
Realized gain distributions		-	55,815
Net change in unrealized appreciation (depreciation)		(99,969)	(19,445)

Increase (decrease) in net assets from operations		(165,973)	47,236

Contract owner transactions:
Proceeds from units sold		6,821	481,955
Cost of units redeemed		(100,593)	(110,098)
Account charges		(90)	(21)
Increase (decrease)		(93,862)	371,836
Net increase (decrease)		(259,835)	419,072
Net assets, beginning		419,072	-
Net assets, ending		$159,237	$419,072

Units sold		2,864	153,627
Units redeemed		(45,811)	(30,937)
Net increase (decrease)		(42,947)	122,690
Units outstanding, beginning		122,690	-
Units outstanding, ending		79,743	122,690

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$488,776
Cost of units redeemed/account charges			(210,802)
Net investment income (loss)			(6,100)
Net realized gain (loss)			(49,038)
Realized gain distributions			55,815
Net change in unrealized appreciation (depreciation)			(119,414)
Net assets			$159,237

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.98	49	$97	1.25%	-41.5%	12/31/2022	$2.02	31	$62	1.00%	-41.3%	12/31/2022	$2.07	0	$0	0.75%	-41.2%
12/31/2021	3.38	61	206	1.25%	4.4%	12/31/2021	3.45	62	213	1.00%	4.6%	12/31/2021	3.51	0	0	0.75%	4.9%
12/31/2020	3.24	0	0	1.25%	64.7%	12/31/2020	3.29	0	0	1.00%	65.1%	12/31/2020	3.35	0	0	0.75%	65.5%
12/31/2019	1.97	0	0	1.25%	30.7%	12/31/2019	2.00	0	0	1.00%	31.1%	12/31/2019	2.02	0	0	0.75%	31.4%
12/31/2018	1.51	0	0	1.25%	1.0%	12/31/2018	1.52	0	0	1.00%	1.2%	12/31/2018	1.54	0	0	0.75%	1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.11	0	$0	0.50%	-41.0%	12/31/2022	$2.16	0	$0	0.25%	-40.9%	12/31/2022	$2.20	0	$0	0.00%	-40.7%
12/31/2021	3.58	0	0	0.50%	5.2%	12/31/2021	3.65	0	0	0.25%	5.4%	12/31/2021	3.72	0	0	0.00%	5.7%
12/31/2020	3.40	0	0	0.50%	65.9%	12/31/2020	3.46	0	0	0.25%	66.3%	12/31/2020	3.52	0	0	0.00%	66.7%
12/31/2019	2.05	0	0	0.50%	31.7%	12/31/2019	2.08	0	0	0.25%	32.0%	12/31/2019	2.11	0	0	0.00%	32.4%
12/31/2018	1.56	0	0	0.50%	1.7%	12/31/2018	1.58	0	0	0.25%	2.0%	12/31/2018	1.59	0	0	0.00%	2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Focused Growth Fund Z Class - 06-063

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.03
Band 100	-	-	2.07
Band 75	-	-	2.12
Band 50	-	-	2.16
Band 25	-	-	2.21
Band 0	-	-	2.26
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			21
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2
Net gain (loss)			23

Increase (decrease) in net assets from operations			$23

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(190)
Net realized gain (loss)		21	10,875
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2	(8,419)

Increase (decrease) in net assets from operations		23	2,266

Contract owner transactions:
Proceeds from units sold		1,157	1,749
Cost of units redeemed		(1,180)	(25,991)
Account charges		-	-
Increase (decrease)		(23)	(24,242)
Net increase (decrease)		-	(21,976)
Net assets, beginning		-	21,976
Net assets, ending		$-	$-

Units sold		513	7,674
Units redeemed		(513)	(14,325)
Net increase (decrease)		-	(6,651)
Units outstanding, beginning		-	6,651
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$32,922
Cost of units redeemed/account charges			(48,693)
Net investment income (loss)			(723)
Net realized gain (loss)			12,331
Realized gain distributions			4,163
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.03	0	$0	1.25%	-41.3%	12/31/2022	$2.07	0	$0	1.00%	-41.1%	12/31/2022	$2.12	0	$0	0.75%	-41.0%
12/31/2021	3.46	0	0	1.25%	4.6%	12/31/2021	3.52	0	0	1.00%	4.9%	12/31/2021	3.59	0	0	0.75%	5.1%
12/31/2020	3.30	7	22	1.25%	65.3%	12/31/2020	3.36	0	0	1.00%	65.7%	12/31/2020	3.41	0	0	0.75%	66.1%
12/31/2019	2.00	7	15	1.25%	31.3%	12/31/2019	2.03	0	0	1.00%	31.6%	12/31/2019	2.05	0	0	0.75%	31.9%
12/31/2018	1.52	4	6	1.25%	1.2%	12/31/2018	1.54	0	0	1.00%	1.5%	12/31/2018	1.56	0	0	0.75%	1.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.16	0	$0	0.50%	-40.8%	12/31/2022	$2.21	0	$0	0.25%	-40.7%	12/31/2022	$2.26	0	$0	0.00%	-40.5%
12/31/2021	3.66	0	0	0.50%	5.4%	12/31/2021	3.73	0	0	0.25%	5.6%	12/31/2021	3.80	0	0	0.00%	5.9%
12/31/2020	3.47	0	0	0.50%	66.5%	12/31/2020	3.53	0	0	0.25%	66.9%	12/31/2020	3.58	0	0	0.00%	67.4%
12/31/2019	2.08	0	0	0.50%	32.3%	12/31/2019	2.11	0	0	0.25%	32.6%	12/31/2019	2.14	0	0	0.00%	32.9%
12/31/2018	1.58	0	0	0.50%	2.0%	12/31/2018	1.59	0	0	0.25%	2.3%	12/31/2018	1.61	0	0	0.00%	2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Small Company Fund A Class - 06-589

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$463,501	$585,371	27,214
Receivables: investments sold	-
Payables: investments purchased	(302)
Net assets	$463,199

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$463,199	182,990	$2.53
Band 100	-	-	2.61
Band 75	-	-	2.68
Band 50	-	-	2.76
Band 25	-	-	2.84
Band 0	-	-	2.92
Total	$463,199	182,990

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(6,065)
Net investment income (loss)			(6,065)

Gain (loss) on investments:
Net realized gain (loss)			(22,355)
Realized gain distributions			18,200
Net change in unrealized appreciation (depreciation)			(105,704)
Net gain (loss)			(109,859)

Increase (decrease) in net assets from operations			$(115,924)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,065)	$(7,996)
Net realized gain (loss)		(22,355)	78,213
Realized gain distributions		18,200	156,102
Net change in unrealized appreciation (depreciation)		(105,704)	(74,145)

Increase (decrease) in net assets from operations		(115,924)	152,174

Contract owner transactions:
Proceeds from units sold		62,205	163,093
Cost of units redeemed		(54,345)	(320,909)
Account charges		(259)	(284)
Increase (decrease)		7,601	(158,100)
Net increase (decrease)		(108,323)	(5,926)
Net assets, beginning		571,522	577,448
Net assets, ending		$463,199	$571,522

Units sold		23,730	57,190
Units redeemed		(21,560)	(109,136)
Net increase (decrease)		2,170	(51,946)
Units outstanding, beginning		180,820	232,766
Units outstanding, ending		182,990	180,820

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$3,837,068
Cost of units redeemed/account charges			(3,911,596)
Net investment income (loss)			(66,217)
Net realized gain (loss)			25,062
Realized gain distributions			700,752
Net change in unrealized appreciation (depreciation)			(121,870)
Net assets			$463,199

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.53	183	$463	1.25%	-19.9%	12/31/2022	$2.61	0	$0	1.00%	-19.7%	12/31/2022	$2.68	0	$0	0.75%	-19.5%
12/31/2021	3.16	181	572	1.25%	27.4%	12/31/2021	3.25	0	0	1.00%	27.7%	12/31/2021	3.33	0	0	0.75%	28.0%
12/31/2020	2.48	233	577	1.25%	25.5%	12/31/2020	2.54	0	0	1.00%	25.9%	12/31/2020	2.60	0	0	0.75%	26.2%
12/31/2019	1.98	303	598	1.25%	26.7%	12/31/2019	2.02	0	0	1.00%	27.0%	12/31/2019	2.06	0	0	0.75%	27.3%
12/31/2018	1.56	288	448	1.25%	-14.5%	12/31/2018	1.59	0	0	1.00%	-14.3%	12/31/2018	1.62	0	0	0.75%	-14.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.76	0	$0	0.50%	-19.3%	12/31/2022	$2.84	0	$0	0.25%	-19.1%	12/31/2022	$2.92	0	$0	0.00%	-18.9%
12/31/2021	3.42	0	0	0.50%	28.4%	12/31/2021	3.51	0	0	0.25%	28.7%	12/31/2021	3.61	0	0	0.00%	29.0%
12/31/2020	2.66	0	0	0.50%	26.5%	12/31/2020	2.73	0	0	0.25%	26.8%	12/31/2020	2.79	0	0	0.00%	27.1%
12/31/2019	2.11	0	0	0.50%	27.7%	12/31/2019	2.15	0	0	0.25%	28.0%	12/31/2019	2.20	0	0	0.00%	28.3%
12/31/2018	1.65	0	0	0.50%	-13.9%	12/31/2018	1.68	0	0	0.25%	-13.7%	12/31/2018	1.71	0	0	0.00%	-13.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Small Company Fund Z Class - 06-593

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$158,506	$199,337	7,879
Receivables: investments sold	338
Payables: investments purchased	-
Net assets	$158,844

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$158,844	60,627	$2.62
Band 100	-	-	2.70
Band 75	-	-	2.78
Band 50	-	-	2.86
Band 25	-	-	2.94
Band 0	-	-	3.03
Total	$158,844	60,627

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$303
Mortality & expense charges			(1,875)
Net investment income (loss)			(1,572)

Gain (loss) on investments:
Net realized gain (loss)			(2,231)
Realized gain distributions			5,252
Net change in unrealized appreciation (depreciation)			(34,959)
Net gain (loss)			(31,938)

Increase (decrease) in net assets from operations			$(33,510)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,572)	$(2,042)
Net realized gain (loss)		(2,231)	61,334
Realized gain distributions		5,252	40,728
Net change in unrealized appreciation (depreciation)		(34,959)	(53,291)

Increase (decrease) in net assets from operations		(33,510)	46,729

Contract owner transactions:
Proceeds from units sold		36,320	79,492
Cost of units redeemed		(10,513)	(194,640)
Account charges		(4)	(117)
Increase (decrease)		25,803	(115,265)
Net increase (decrease)		(7,707)	(68,536)
Net assets, beginning		166,551	235,087
Net assets, ending		$158,844	$166,551

Units sold		13,687	27,506
Units redeemed		(4,150)	(68,571)
Net increase (decrease)		9,537	(41,065)
Units outstanding, beginning		51,090	92,155
Units outstanding, ending		60,627	51,090

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$12,109,724
Cost of units redeemed/account charges			(12,877,222)
Net investment income (loss)			(122,688)
Net realized gain (loss)			(655,189)
Realized gain distributions			1,745,050
Net change in unrealized appreciation (depreciation)			(40,831)
Net assets			$158,844

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.62	61	$159	1.25%	-19.6%	12/31/2022	$2.70	0	$0	1.00%	-19.4%	12/31/2022	$2.78	0	$0	0.75%	-19.2%
12/31/2021	3.26	51	167	1.25%	27.8%	12/31/2021	3.35	0	0	1.00%	28.1%	12/31/2021	3.44	0	0	0.75%	28.4%
12/31/2020	2.55	92	235	1.25%	26.0%	12/31/2020	2.61	0	0	1.00%	26.3%	12/31/2020	2.68	0	0	0.75%	26.6%
12/31/2019	2.02	558	1,130	1.25%	27.2%	12/31/2019	2.07	0	0	1.00%	27.5%	12/31/2019	2.11	0	0	0.75%	27.8%
12/31/2018	1.59	1,155	1,839	1.25%	-14.3%	12/31/2018	1.62	0	0	1.00%	-14.0%	12/31/2018	1.65	0	0	0.75%	-13.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.86	0	$0	0.50%	-19.0%	12/31/2022	$2.94	0	$0	0.25%	-18.8%	12/31/2022	$3.03	0	$0	0.00%	-18.6%
12/31/2021	3.53	0	0	0.50%	28.8%	12/31/2021	3.62	0	0	0.25%	29.1%	12/31/2021	3.72	0	0	0.00%	29.4%
12/31/2020	2.74	0	0	0.50%	26.9%	12/31/2020	2.81	0	0	0.25%	27.3%	12/31/2020	2.87	0	0	0.00%	27.6%
12/31/2019	2.16	0	0	0.50%	28.2%	12/31/2019	2.20	0	0	0.25%	28.5%	12/31/2019	2.25	0	0	0.00%	28.8%
12/31/2018	1.68	0	0	0.50%	-13.6%	12/31/2018	1.72	0	0	0.25%	-13.4%	12/31/2018	1.75	0	0	0.00%	-13.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.2%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM QMA Mid Cap Value Fund A Class - 06-080

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$84,362	$91,283	4,154
Receivables: investments sold	51
Payables: investments purchased	-
Net assets	$84,413

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$84,413	65,062	$1.30
Band 100	-	-	1.33
Band 75	-	-	1.35
Band 50	-	-	1.38
Band 25	-	-	1.41
Band 0	-	-	1.44
Total	$84,413	65,062

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,353
Mortality & expense charges			(3,468)
Net investment income (loss)			(2,115)

Gain (loss) on investments:
Net realized gain (loss)			9,770
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(43,663)
Net gain (loss)			(33,893)

Increase (decrease) in net assets from operations			$(36,008)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,115)	$(146)
Net realized gain (loss)		9,770	10,930
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(43,663)	57,594

Increase (decrease) in net assets from operations		(36,008)	68,378

Contract owner transactions:
Proceeds from units sold		101,114	90,392
Cost of units redeemed		(252,357)	(92,724)
Account charges		(43)	(17)
Increase (decrease)		(151,286)	(2,349)
Net increase (decrease)		(187,294)	66,029
Net assets, beginning		271,707	205,678
Net assets, ending		$84,413	$271,707

Units sold		72,896	67,486
Units redeemed		(195,061)	(68,196)
Net increase (decrease)		(122,165)	(710)
Units outstanding, beginning		187,227	187,937
Units outstanding, ending		65,062	187,227

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,174,693
Cost of units redeemed/account charges			(1,135,213)
Net investment income (loss)			4,016
Net realized gain (loss)			(10,659)
Realized gain distributions			58,497
Net change in unrealized appreciation (depreciation)			(6,921)
Net assets			$84,413

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.30	65	$84	1.25%	-10.6%	12/31/2022	$1.33	0	$0	1.00%	-10.4%	12/31/2022	$1.35	0	$0	0.75%	-10.2%
12/31/2021	1.45	187	272	1.25%	32.6%	12/31/2021	1.48	0	0	1.00%	32.9%	12/31/2021	1.51	0	0	0.75%	33.3%
12/31/2020	1.09	188	206	1.25%	-7.7%	12/31/2020	1.11	0	0	1.00%	-7.5%	12/31/2020	1.13	0	0	0.75%	-7.2%
12/31/2019	1.19	240	285	1.25%	18.3%	12/31/2019	1.20	0	0	1.00%	18.5%	12/31/2019	1.22	0	0	0.75%	18.8%
12/31/2018	1.00	338	339	1.25%	-20.9%	12/31/2018	1.01	0	0	1.00%	-20.7%	12/31/2018	1.03	0	0	0.75%	-20.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.38	0	$0	0.50%	-9.9%	12/31/2022	$1.41	0	$0	0.25%	-9.7%	12/31/2022	$1.44	0	$0	0.00%	-9.5%
12/31/2021	1.54	0	0	0.50%	33.6%	12/31/2021	1.56	0	0	0.25%	33.9%	12/31/2021	1.59	0	0	0.00%	34.3%
12/31/2020	1.15	0	0	0.50%	-7.0%	12/31/2020	1.17	0	0	0.25%	-6.8%	12/31/2020	1.19	0	0	0.00%	-6.5%
12/31/2019	1.24	0	0	0.50%	19.1%	12/31/2019	1.25	0	0	0.25%	19.4%	12/31/2019	1.27	0	0	0.00%	19.7%
12/31/2018	1.04	0	0	0.50%	-20.3%	12/31/2018	1.05	0	0	0.25%	-20.1%	12/31/2018	1.06	0	0	0.00%	-19.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.8%
2021	1.4%
2020	1.4%
2019	2.0%
2018	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM QMA Mid Cap Value Fund Z Class - 06-064

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$183,193	$166,871	8,422
Receivables: investments sold	-
Payables: investments purchased	(9,941)
Net assets	$173,252

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$173,252	130,530	$1.33
Band 100	-	-	1.36
Band 75	-	-	1.39
Band 50	-	-	1.41
Band 25	-	-	1.45
Band 0	-	-	1.48
Total	$173,252	130,530

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$3,341
Mortality & expense charges			(2,305)
Net investment income (loss)			1,036

Gain (loss) on investments:
Net realized gain (loss)			13,656
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(34,701)
Net gain (loss)			(21,045)

Increase (decrease) in net assets from operations			$(20,009)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,036	$(580)
Net realized gain (loss)		13,656	82,556
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(34,701)	6,234

Increase (decrease) in net assets from operations		(20,009)	88,210

Contract owner transactions:
Proceeds from units sold		38,049	120,554
Cost of units redeemed		(56,372)	(241,021)
Account charges		(64)	(332)
Increase (decrease)		(18,387)	(120,799)
Net increase (decrease)		(38,396)	(32,589)
Net assets, beginning		211,648	244,237
Net assets, ending		$173,252	$211,648

Units sold		26,845	101,032
Units redeemed		(39,260)	(177,374)
Net increase (decrease)		(12,415)	(76,342)
Units outstanding, beginning		142,945	219,287
Units outstanding, ending		130,530	142,945

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$8,653,110
Cost of units redeemed/account charges			(8,383,448)
Net investment income (loss)			51,730
Net realized gain (loss)			(670,862)
Realized gain distributions			506,400
Net change in unrealized appreciation (depreciation)			16,322
Net assets			$173,252

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.33	131	$173	1.25%	-10.4%	12/31/2022	$1.36	0	$0	1.00%	-10.1%	12/31/2022	$1.39	0	$0	0.75%	-9.9%
12/31/2021	1.48	143	212	1.25%	32.9%	12/31/2021	1.51	0	0	1.00%	33.3%	12/31/2021	1.54	0	0	0.75%	33.6%
12/31/2020	1.11	219	244	1.25%	-7.4%	12/31/2020	1.13	0	0	1.00%	-7.2%	12/31/2020	1.15	0	0	0.75%	-6.9%
12/31/2019	1.20	1,063	1,278	1.25%	18.6%	12/31/2019	1.22	0	0	1.00%	18.9%	12/31/2019	1.24	0	0	0.75%	19.2%
12/31/2018	1.01	1,821	1,847	1.25%	-20.7%	12/31/2018	1.03	0	0	1.00%	-20.5%	12/31/2018	1.04	0	0	0.75%	-20.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.41	0	$0	0.50%	-9.7%	12/31/2022	$1.45	0	$0	0.25%	-9.5%	12/31/2022	$1.48	0	$0	0.00%	-9.2%
12/31/2021	1.57	0	0	0.50%	33.9%	12/31/2021	1.60	0	0	0.25%	34.3%	12/31/2021	1.63	0	0	0.00%	34.6%
12/31/2020	1.17	0	0	0.50%	-6.7%	12/31/2020	1.19	0	0	0.25%	-6.5%	12/31/2020	1.21	0	0	0.00%	-6.2%
12/31/2019	1.25	0	0	0.50%	19.5%	12/31/2019	1.27	0	0	0.25%	19.8%	12/31/2019	1.29	0	0	0.00%	20.1%
12/31/2018	1.05	0	0	0.50%	-20.1%	12/31/2018	1.06	0	0	0.25%	-19.9%	12/31/2018	1.07	0	0	0.00%	-19.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.7%
2021	1.3%
2020	0.6%
2019	2.0%
2018	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Total Return Bond Fund A Class - 06-538

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,009,581	$3,614,824	255,130
Receivables: investments sold	-
Payables: investments purchased	(6,701)
Net assets	$3,002,880

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,316,215	1,887,706	$1.23
Band 100	686,665	542,262	1.27
Band 75	-	-	1.31
Band 50	-	-	1.35
Band 25	-	-	1.39
Band 0	-	-	1.44
Total	$3,002,880	2,429,968

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$127,233
Mortality & expense charges			(46,859)
Net investment income (loss)			80,374

Gain (loss) on investments:
Net realized gain (loss)			(275,073)
Realized gain distributions			37,574
Net change in unrealized appreciation (depreciation)			(603,463)
Net gain (loss)			(840,962)

Increase (decrease) in net assets from operations			$(760,588)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$80,374	$64,316
Net realized gain (loss)		(275,073)	14,522
Realized gain distributions		37,574	13,811
Net change in unrealized appreciation (depreciation)		(603,463)	(258,004)

Increase (decrease) in net assets from operations		(760,588)	(165,355)

Contract owner transactions:
Proceeds from units sold		651,862	662,823
Cost of units redeemed		(1,646,278)	(1,989,891)
Account charges		(1,390)	(1,429)
Increase (decrease)		(995,806)	(1,328,497)
Net increase (decrease)		(1,756,394)	(1,493,852)
Net assets, beginning		4,759,274	6,253,126
Net assets, ending		$3,002,880	$4,759,274

Units sold		510,958	474,822
Units redeemed		(1,312,207)	(1,375,465)
Net increase (decrease)		(801,249)	(900,643)
Units outstanding, beginning		3,231,217	4,131,860
Units outstanding, ending		2,429,968	3,231,217

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$37,049,635
Cost of units redeemed/account charges			(35,010,200)
Net investment income (loss)			1,351,011
Net realized gain (loss)			(265,922)
Realized gain distributions			483,599
Net change in unrealized appreciation (depreciation)			(605,243)
Net assets			$3,002,880

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.23	1,888	$2,316	1.25%	-16.2%	12/31/2022	$1.27	542	$687	1.00%	-16.0%	12/31/2022	$1.31	0	$0	0.75%	-15.8%
12/31/2021	1.46	2,582	3,780	1.25%	-2.8%	12/31/2021	1.51	650	979	1.00%	-2.6%	12/31/2021	1.55	0	0	0.75%	-2.3%
12/31/2020	1.51	3,415	5,144	1.25%	6.4%	12/31/2020	1.55	717	1,110	1.00%	6.7%	12/31/2020	1.59	0	0	0.75%	7.0%
12/31/2019	1.42	4,219	5,971	1.25%	9.4%	12/31/2019	1.45	754	1,093	1.00%	9.6%	12/31/2019	1.48	0	0	0.75%	9.9%
12/31/2018	1.29	5,696	7,371	1.25%	-2.2%	12/31/2018	1.32	841	1,112	1.00%	-2.0%	12/31/2018	1.35	0	0	0.75%	-1.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.35	0	$0	0.50%	-15.6%	12/31/2022	$1.39	0	$0	0.25%	-15.4%	12/31/2022	$1.44	0	$0	0.00%	-15.1%
12/31/2021	1.60	0	0	0.50%	-2.1%	12/31/2021	1.64	0	0	0.25%	-1.8%	12/31/2021	1.69	0	0	0.00%	-1.6%
12/31/2020	1.63	0	0	0.50%	7.2%	12/31/2020	1.67	0	0	0.25%	7.5%	12/31/2020	1.72	0	0	0.00%	7.8%
12/31/2019	1.52	0	0	0.50%	10.2%	12/31/2019	1.56	0	0	0.25%	10.5%	12/31/2019	1.60	0	0	0.00%	10.7%
12/31/2018	1.38	0	0	0.50%	-1.5%	12/31/2018	1.41	0	0	0.25%	-1.2%	12/31/2018	1.44	11	17	0.00%	-1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.3%
2021	2.4%
2020	2.8%
2019	3.4%
2018	3.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Total Return Bond Fund Z Class - 06-537

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,082,849	$10,902,312	776,286
Receivables: investments sold	22,996
Payables: investments purchased	-
Net assets	$9,105,845

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,972,218	7,078,193	$1.27
Band 100	-	-	1.31
Band 75	-	-	1.35
Band 50	-	-	1.39
Band 25	-	-	1.44
Band 0	133,627	90,066	1.48
Total	$9,105,845	7,168,259

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$392,052
Mortality & expense charges			(137,676)
Net investment income (loss)			254,376

Gain (loss) on investments:
Net realized gain (loss)			(621,130)
Realized gain distributions			113,975
Net change in unrealized appreciation (depreciation)			(1,834,962)
Net gain (loss)			(2,342,117)

Increase (decrease) in net assets from operations			$(2,087,741)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$254,376	$284,274
Net realized gain (loss)		(621,130)	89,259
Realized gain distributions		113,975	39,492
Net change in unrealized appreciation (depreciation)		(1,834,962)	(956,385)

Increase (decrease) in net assets from operations		(2,087,741)	(543,360)

Contract owner transactions:
Proceeds from units sold		2,243,719	4,978,472
Cost of units redeemed		(4,595,194)	(13,026,303)
Account charges		(8,423)	(25,940)
Increase (decrease)		(2,359,898)	(8,073,771)
Net increase (decrease)		(4,447,639)	(8,617,131)
Net assets, beginning		13,553,484	22,170,615
Net assets, ending		$9,105,845	$13,553,484

Units sold		1,672,890	3,350,232
Units redeemed		(3,479,758)	(8,699,755)
Net increase (decrease)		(1,806,868)	(5,349,523)
Units outstanding, beginning		8,975,127	14,324,650
Units outstanding, ending		7,168,259	8,975,127

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$113,332,727
Cost of units redeemed/account charges			(108,401,005)
Net investment income (loss)			4,584,528
Net realized gain (loss)			(38,114)
Realized gain distributions			1,447,172
Net change in unrealized appreciation (depreciation)			(1,819,463)
Net assets			$9,105,845

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.27	7,078	$8,972	1.25%	-16.0%	12/31/2022	$1.31	0	$0	1.00%	-15.8%	12/31/2022	$1.35	0	$0	0.75%	-15.6%
12/31/2021	1.51	8,914	13,448	1.25%	-2.5%	12/31/2021	1.55	0	0	1.00%	-2.2%	12/31/2021	1.60	0	0	0.75%	-2.0%
12/31/2020	1.55	14,272	22,077	1.25%	6.7%	12/31/2020	1.59	0	0	1.00%	6.9%	12/31/2020	1.63	0	0	0.75%	7.2%
12/31/2019	1.45	17,345	25,153	1.25%	9.7%	12/31/2019	1.49	0	0	1.00%	9.9%	12/31/2019	1.52	0	0	0.75%	10.2%
12/31/2018	1.32	26,089	34,496	1.25%	-2.0%	12/31/2018	1.35	0	0	1.00%	-1.7%	12/31/2018	1.38	0	0	0.75%	-1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.39	0	$0	0.50%	-15.3%	12/31/2022	$1.44	0	$0	0.25%	-15.1%	12/31/2022	$1.48	90	$134	0.00%	-14.9%
12/31/2021	1.65	0	0	0.50%	-1.7%	12/31/2021	1.69	0	0	0.25%	-1.5%	12/31/2021	1.74	61	106	0.00%	-1.3%
12/31/2020	1.67	0	0	0.50%	7.5%	12/31/2020	1.72	0	0	0.25%	7.7%	12/31/2020	1.77	53	93	0.00%	8.0%
12/31/2019	1.56	0	0	0.50%	10.5%	12/31/2019	1.60	0	0	0.25%	10.8%	12/31/2019	1.63	36	59	0.00%	11.1%
12/31/2018	1.41	0	0	0.50%	-1.2%	12/31/2018	1.44	0	0	0.25%	-1.0%	12/31/2018	1.47	20	29	0.00%	-0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.5%
2021	3.0%
2020	2.9%
2019	3.8%
2018	3.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Global Real Estate Fund R6 Class - 06-FCX

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,054,179	$2,720,887	115,916
Receivables: investments sold	-
Payables: investments purchased	(8,262)
Net assets	$2,045,917

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$416,529	373,201	$1.12
Band 100	-	-	1.13
Band 75	-	-	1.15
Band 50	-	-	1.17
Band 25	-	-	1.19
Band 0	1,629,388	1,353,388	1.20
Total	$2,045,917	1,726,589

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$52,025
Mortality & expense charges			(6,720)
Net investment income (loss)			45,305

Gain (loss) on investments:
Net realized gain (loss)			(110,727)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(757,185)
Net gain (loss)			(867,912)

Increase (decrease) in net assets from operations			$(822,607)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$45,305	$73,557
Net realized gain (loss)		(110,727)	38,082
Realized gain distributions		-	365,332
Net change in unrealized appreciation (depreciation)		(757,185)	150,594

Increase (decrease) in net assets from operations		(822,607)	627,565

Contract owner transactions:
Proceeds from units sold		398,703	563,674
Cost of units redeemed		(533,167)	(453,945)
Account charges		(4,405)	(4,299)
Increase (decrease)		(138,869)	105,430
Net increase (decrease)		(961,476)	732,995
Net assets, beginning		3,007,393	2,274,398
Net assets, ending		$2,045,917	$3,007,393

Units sold		289,303	976,301
Units redeemed		(424,394)	(907,912)
Net increase (decrease)		(135,091)	68,389
Units outstanding, beginning		1,861,680	1,793,291
Units outstanding, ending		1,726,589	1,861,680

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$4,562,002
Cost of units redeemed/account charges			(2,853,981)
Net investment income (loss)			410,824
Net realized gain (loss)			(35,849)
Realized gain distributions			629,629
Net change in unrealized appreciation (depreciation)			(666,708)
Net assets			$2,045,917

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.12	373	$417	1.25%	-27.5%	12/31/2022	$1.13	0	$0	1.00%	-27.3%	12/31/2022	$1.15	0	$0	0.75%	-27.2%
12/31/2021	1.54	462	711	1.25%	26.5%	12/31/2021	1.56	0	0	1.00%	26.8%	12/31/2021	1.58	0	0	0.75%	27.1%
12/31/2020	1.22	352	428	1.25%	-5.5%	12/31/2020	1.23	0	0	1.00%	-5.3%	12/31/2020	1.24	0	0	0.75%	-5.0%
12/31/2019	1.29	300	386	1.25%	23.5%	12/31/2019	1.30	0	0	1.00%	23.8%	12/31/2019	1.31	0	0	0.75%	24.1%
12/31/2018	1.04	893	932	1.25%	-5.8%	12/31/2018	1.05	0	0	1.00%	-5.5%	12/31/2018	1.05	0	0	0.75%	-5.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.17	0	$0	0.50%	-27.0%	12/31/2022	$1.19	0	$0	0.25%	-26.8%	12/31/2022	$1.20	1,353	$1,629	0.00%	-26.6%
12/31/2021	1.60	0	0	0.50%	27.4%	12/31/2021	1.62	0	0	0.25%	27.8%	12/31/2021	1.64	1,400	2,296	0.00%	28.1%
12/31/2020	1.25	0	0	0.50%	-4.8%	12/31/2020	1.27	0	0	0.25%	-4.5%	12/31/2020	1.28	1,441	1,846	0.00%	-4.3%
12/31/2019	1.32	0	0	0.50%	24.4%	12/31/2019	1.33	0	0	0.25%	24.7%	12/31/2019	1.34	1,608	2,153	0.00%	25.0%
12/31/2018	1.06	0	0	0.50%	-5.0%	12/31/2018	1.07	0	0	0.25%	-4.8%	12/31/2018	1.07	1,664	1,782	0.00%	-4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.1%
2021	3.1%
2020	1.8%
2019	5.0%
2018	3.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM High-Yield Fund R6 Class - 06-FCY

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,580,054	$9,667,747	1,901,168
Receivables: investments sold	51,250
Payables: investments purchased	-
Net assets	$8,631,304

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,397,449	7,279,437	$1.15
Band 100	-	-	1.17
Band 75	233,855	196,669	1.19
Band 50	-	-	1.21
Band 25	-	-	1.23
Band 0	-	-	1.24
Total	$8,631,304	7,476,106

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$512,864
Mortality & expense charges			(98,368)
Net investment income (loss)			414,496

Gain (loss) on investments:
Net realized gain (loss)			(321,967)
Realized gain distributions			20,076
Net change in unrealized appreciation (depreciation)			(1,164,176)
Net gain (loss)			(1,466,067)

Increase (decrease) in net assets from operations			$(1,051,571)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$414,496	$365,825
Net realized gain (loss)		(321,967)	133,706
Realized gain distributions		20,076	98,990
Net change in unrealized appreciation (depreciation)		(1,164,176)	(170,533)

Increase (decrease) in net assets from operations		(1,051,571)	427,988

Contract owner transactions:
Proceeds from units sold		5,099,083	5,037,024
Cost of units redeemed		(4,360,502)	(3,559,026)
Account charges		(9,151)	(4,972)
Increase (decrease)		729,430	1,473,026
Net increase (decrease)		(322,141)	1,901,014
Net assets, beginning		8,953,445	7,052,431
Net assets, ending		$8,631,304	$8,953,445

Units sold		4,620,720	3,946,281
Units redeemed		(3,917,415)	(2,783,431)
Net increase (decrease)		703,305	1,162,850
Units outstanding, beginning		6,772,801	5,609,951
Units outstanding, ending		7,476,106	6,772,801

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$23,046,083
Cost of units redeemed/account charges			(14,686,086)
Net investment income (loss)			1,513,594
Net realized gain (loss)			(309,701)
Realized gain distributions			155,107
Net change in unrealized appreciation (depreciation)			(1,087,693)
Net assets			$8,631,304

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.15	7,279	$8,397	1.25%	-12.7%	12/31/2022	$1.17	0	$0	1.00%	-12.5%	12/31/2022	$1.19	197	$234	0.75%	-12.2%
12/31/2021	1.32	6,576	8,687	1.25%	5.2%	12/31/2021	1.34	0	0	1.00%	5.4%	12/31/2021	1.35	197	267	0.75%	5.7%
12/31/2020	1.26	5,406	6,791	1.25%	4.4%	12/31/2020	1.27	0	0	1.00%	4.7%	12/31/2020	1.28	204	261	0.75%	4.9%
12/31/2019	1.20	4,851	5,836	1.25%	14.9%	12/31/2019	1.21	0	0	1.00%	15.1%	12/31/2019	1.22	190	232	0.75%	15.4%
12/31/2018	1.05	4,373	4,580	1.25%	-2.4%	12/31/2018	1.05	0	0	1.00%	-2.2%	12/31/2018	1.06	45	47	0.75%	-1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.21	0	$0	0.50%	-12.0%	12/31/2022	$1.23	0	$0	0.25%	-11.8%	12/31/2022	$1.24	0	$0	0.00%	-11.6%
12/31/2021	1.37	0	0	0.50%	5.9%	12/31/2021	1.39	0	0	0.25%	6.2%	12/31/2021	1.41	0	0	0.00%	6.5%
12/31/2020	1.30	0	0	0.50%	5.2%	12/31/2020	1.31	0	0	0.25%	5.5%	12/31/2020	1.32	0	0	0.00%	5.7%
12/31/2019	1.23	0	0	0.50%	15.7%	12/31/2019	1.24	0	0	0.25%	16.0%	12/31/2019	1.25	0	0	0.00%	16.3%
12/31/2018	1.06	0	0	0.50%	-1.7%	12/31/2018	1.07	0	0	0.25%	-1.4%	12/31/2018	1.07	0	0	0.00%	-1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	5.8%
2021	5.9%
2020	6.3%
2019	6.2%
2018	4.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Health Sciences Fund R6 Class - 06-FFC

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,008	$7,520	190
Receivables: investments sold	2
Payables: investments purchased	-
Net assets	$8,010

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,010	4,246	$1.89
Band 100	-	-	1.92
Band 75	-	-	1.94
Band 50	-	-	1.97
Band 25	-	-	2.00
Band 0	-	-	2.03
Total	$8,010	4,246

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(45)
Net investment income (loss)			(45)

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			115
Net change in unrealized appreciation (depreciation)			488
Net gain (loss)			603

Increase (decrease) in net assets from operations			$558

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(45)	$-
Net realized gain (loss)		-	-
Realized gain distributions		115	-
Net change in unrealized appreciation (depreciation)		488	-

Increase (decrease) in net assets from operations		558	-

Contract owner transactions:
Proceeds from units sold		7,455	-
Cost of units redeemed		-	-
Account charges		(3)	-
Increase (decrease)		7,452	-
Net increase (decrease)		8,010	-
Net assets, beginning		-	-
Net assets, ending		$8,010	$-

Units sold		4,248	-
Units redeemed		(2)	-
Net increase (decrease)		4,246	-
Units outstanding, beginning		-	-
Units outstanding, ending		4,246	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$7,455
Cost of units redeemed/account charges			(3)
Net investment income (loss)			(45)
Net realized gain (loss)			-
Realized gain distributions			115
Net change in unrealized appreciation (depreciation)			488
Net assets			$8,010

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.89	4	$8	1.25%	-11.1%	12/31/2022	$1.92	0	$0	1.00%	-10.9%	12/31/2022	$1.94	0	$0	0.75%	-10.6%
12/31/2021	2.12	0	0	1.25%	5.0%	12/31/2021	2.15	0	0	1.00%	5.3%	12/31/2021	2.18	0	0	0.75%	5.6%
12/31/2020	2.02	0	0	1.25%	40.0%	12/31/2020	2.04	0	0	1.00%	40.3%	12/31/2020	2.06	0	0	0.75%	40.7%
12/31/2019	1.44	0	0	1.25%	17.2%	12/31/2019	1.45	0	0	1.00%	17.4%	12/31/2019	1.47	0	0	0.75%	17.7%
12/31/2018	1.23	0	0	1.25%	-4.6%	12/31/2018	1.24	0	0	1.00%	-4.3%	12/31/2018	1.24	0	0	0.75%	-4.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.97	0	$0	0.50%	-10.4%	12/31/2022	$2.00	0	$0	0.25%	-10.2%	12/31/2022	$2.03	0	$0	0.00%	-10.0%
12/31/2021	2.20	0	0	0.50%	5.8%	12/31/2021	2.23	0	0	0.25%	6.1%	12/31/2021	2.26	0	0	0.00%	6.4%
12/31/2020	2.08	0	0	0.50%	41.0%	12/31/2020	2.10	0	0	0.25%	41.4%	12/31/2020	2.13	0	0	0.00%	41.7%
12/31/2019	1.48	0	0	0.50%	18.0%	12/31/2019	1.49	0	0	0.25%	18.3%	12/31/2019	1.50	0	0	0.00%	18.6%
12/31/2018	1.25	0	0	0.50%	-3.8%	12/31/2018	1.26	0	0	0.25%	-3.6%	12/31/2018	1.26	0	0	0.00%	-3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Mid Cap Growth Fund R6 Class - 06-FFF

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,540,028	$6,631,772	306,335
Receivables: investments sold	4,647
Payables: investments purchased	-
Net assets	$5,544,675

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,419,592	3,139,945	$1.73
Band 100	-	-	1.75
Band 75	125,083	70,305	1.78
Band 50	-	-	1.81
Band 25	-	-	1.83
Band 0	-	-	1.86
Total	$5,544,675	3,210,250

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(40,594)
Net investment income (loss)			(40,594)

Gain (loss) on investments:
Net realized gain (loss)			(136,060)
Realized gain distributions			71,939
Net change in unrealized appreciation (depreciation)			(571,418)
Net gain (loss)			(635,539)

Increase (decrease) in net assets from operations			$(676,133)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(40,594)	$(40,191)
Net realized gain (loss)		(136,060)	(32,806)
Realized gain distributions		71,939	712,227
Net change in unrealized appreciation (depreciation)		(571,418)	(321,780)

Increase (decrease) in net assets from operations		(676,133)	317,450

Contract owner transactions:
Proceeds from units sold		3,336,986	361,428
Cost of units redeemed		(362,579)	(753,409)
Account charges		(3,905)	(563)
Increase (decrease)		2,970,502	(392,544)
Net increase (decrease)		2,294,369	(75,094)
Net assets, beginning		3,250,306	3,325,400
Net assets, ending		$5,544,675	$3,250,306

Units sold		2,005,088	163,085
Units redeemed		(211,161)	(346,820)
Net increase (decrease)		1,793,927	(183,735)
Units outstanding, beginning		1,416,323	1,600,058
Units outstanding, ending		3,210,250	1,416,323

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$7,578,082
Cost of units redeemed/account charges			(2,886,903)
Net investment income (loss)			(141,655)
Net realized gain (loss)			(387,451)
Realized gain distributions			2,474,346
Net change in unrealized appreciation (depreciation)			(1,091,744)
Net assets			$5,544,675

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.73	3,140	$5,420	1.25%	-24.7%	12/31/2022	$1.75	0	$0	1.00%	-24.5%	12/31/2022	$1.78	70	$125	0.75%	-24.3%
12/31/2021	2.29	1,327	3,042	1.25%	10.4%	12/31/2021	2.32	0	0	1.00%	10.7%	12/31/2021	2.35	89	209	0.75%	11.0%
12/31/2020	2.07	1,459	3,026	1.25%	41.1%	12/31/2020	2.10	0	0	1.00%	41.5%	12/31/2020	2.12	141	299	0.75%	41.8%
12/31/2019	1.47	1,411	2,075	1.25%	36.1%	12/31/2019	1.48	0	0	1.00%	36.4%	12/31/2019	1.49	134	200	0.75%	36.7%
12/31/2018	1.08	677	732	1.25%	-9.2%	12/31/2018	1.09	0	0	1.00%	-8.9%	12/31/2018	1.09	126	138	0.75%	-8.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.81	0	$0	0.50%	-24.1%	12/31/2022	$1.83	0	$0	0.25%	-23.9%	12/31/2022	$1.86	0	$0	0.00%	-23.7%
12/31/2021	2.38	0	0	0.50%	11.3%	12/31/2021	2.41	0	0	0.25%	11.6%	12/31/2021	2.44	0	0	0.00%	11.8%
12/31/2020	2.14	0	0	0.50%	42.2%	12/31/2020	2.16	0	0	0.25%	42.5%	12/31/2020	2.18	0	0	0.00%	42.9%
12/31/2019	1.50	0	0	0.50%	37.1%	12/31/2019	1.52	0	0	0.25%	37.4%	12/31/2019	1.53	0	0	0.00%	37.8%
12/31/2018	1.10	0	0	0.50%	-8.5%	12/31/2018	1.10	0	0	0.25%	-8.2%	12/31/2018	1.11	0	0	0.00%	-8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Natural Resources Fund R6 Class - 06-FFG

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$174,052	$160,946	3,078
Receivables: investments sold	-
Payables: investments purchased	(1,378)
Net assets	$172,674

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$172,674	120,690	$1.43
Band 100	-	-	1.45
Band 75	-	-	1.47
Band 50	-	-	1.50
Band 25	-	-	1.52
Band 0	-	-	1.54
Total	$172,674	120,690

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$5,056
Mortality & expense charges			(4,478)
Net investment income (loss)			578

Gain (loss) on investments:
Net realized gain (loss)			191,277
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(128,776)
Net gain (loss)			62,501

Increase (decrease) in net assets from operations			$63,079

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$578	$206
Net realized gain (loss)		191,277	20,504
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(128,776)	59,203

Increase (decrease) in net assets from operations		63,079	79,913

Contract owner transactions:
Proceeds from units sold		151,995	112,671
Cost of units redeemed		(451,388)	(52,428)
Account charges		(858)	(868)
Increase (decrease)		(300,251)	59,375
Net increase (decrease)		(237,172)	139,288
Net assets, beginning		409,846	270,558
Net assets, ending		$172,674	$409,846

Units sold		114,188	115,398
Units redeemed		(347,348)	(56,515)
Net increase (decrease)		(233,160)	58,883
Units outstanding, beginning		353,850	294,967
Units outstanding, ending		120,690	353,850

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,774,438
Cost of units redeemed/account charges			(1,764,975)
Net investment income (loss)			3,498
Net realized gain (loss)			146,607
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			13,106
Net assets			$172,674

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.43	121	$173	1.25%	23.5%	12/31/2022	$1.45	0	$0	1.00%	23.8%	12/31/2022	$1.47	0	$0	0.75%	24.1%
12/31/2021	1.16	354	410	1.25%	26.3%	12/31/2021	1.17	0	0	1.00%	26.6%	12/31/2021	1.19	0	0	0.75%	26.9%
12/31/2020	0.92	295	271	1.25%	10.4%	12/31/2020	0.93	0	0	1.00%	10.6%	12/31/2020	0.94	0	0	0.75%	10.9%
12/31/2019	0.83	651	541	1.25%	15.6%	12/31/2019	0.84	0	0	1.00%	15.9%	12/31/2019	0.84	0	0	0.75%	16.2%
12/31/2018	0.72	530	381	1.25%	-28.4%	12/31/2018	0.72	0	0	1.00%	-28.2%	12/31/2018	0.73	0	0	0.75%	-28.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.50	0	$0	0.50%	24.5%	12/31/2022	$1.52	0	$0	0.25%	24.8%	12/31/2022	$1.54	0	$0	0.00%	25.1%
12/31/2021	1.20	0	0	0.50%	27.2%	12/31/2021	1.22	0	0	0.25%	27.5%	12/31/2021	1.23	0	0	0.00%	27.9%
12/31/2020	0.95	0	0	0.50%	11.2%	12/31/2020	0.96	0	0	0.25%	11.5%	12/31/2020	0.97	0	0	0.00%	11.8%
12/31/2019	0.85	0	0	0.50%	16.5%	12/31/2019	0.86	0	0	0.25%	16.8%	12/31/2019	0.86	0	0	0.00%	17.1%
12/31/2018	0.73	0	0	0.50%	-27.9%	12/31/2018	0.73	0	0	0.25%	-27.7%	12/31/2018	0.74	0	0	0.00%	-27.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.7%
2021	1.5%
2020	1.1%
2019	1.9%
2018	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Total Return Bond Fund R6 Class - 06-FFH

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$29,839,077	$35,456,529	2,546,619
Receivables: investments sold	58,239
Payables: investments purchased	-
Net assets	$29,897,316

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$28,621,726	28,656,085	$1.00
Band 100	-	-	1.01
Band 75	-	-	1.03
Band 50	-	-	1.05
Band 25	-	-	1.06
Band 0	1,275,590	1,183,926	1.08
Total	$29,897,316	29,840,011

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,191,221
Mortality & expense charges			(389,585)
Net investment income (loss)			801,636

Gain (loss) on investments:
Net realized gain (loss)			(1,569,076)
Realized gain distributions			373,872
Net change in unrealized appreciation (depreciation)			(5,332,873)
Net gain (loss)			(6,528,077)

Increase (decrease) in net assets from operations			$(5,726,441)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$801,636	$520,437
Net realized gain (loss)		(1,569,076)	40,441
Realized gain distributions		373,872	112,634
Net change in unrealized appreciation (depreciation)		(5,332,873)	(1,405,440)

Increase (decrease) in net assets from operations		(5,726,441)	(731,928)

Contract owner transactions:
Proceeds from units sold		15,813,022	14,417,465
Cost of units redeemed		(18,931,834)	(7,478,354)
Account charges		(89,101)	(87,286)
Increase (decrease)		(3,207,913)	6,851,825
Net increase (decrease)		(8,934,354)	6,119,897
Net assets, beginning		38,831,670	32,711,773
Net assets, ending		$29,897,316	$38,831,670

Units sold		15,168,289	12,504,639
Units redeemed		(17,937,112)	(6,721,041)
Net increase (decrease)		(2,768,823)	5,783,598
Units outstanding, beginning		32,608,834	26,825,236
Units outstanding, ending		29,840,011	32,608,834

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$93,328,313
Cost of units redeemed/account charges			(61,246,280)
Net investment income (loss)			3,037,578
Net realized gain (loss)			(1,121,320)
Realized gain distributions			1,516,477
Net change in unrealized appreciation (depreciation)			(5,617,452)
Net assets			$29,897,316

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.00	28,656	$28,622	1.25%	-15.9%	12/31/2022	$1.01	0	$0	1.00%	-15.7%	12/31/2022	$1.03	0	$0	0.75%	-15.5%
12/31/2021	1.19	31,466	37,386	1.25%	-2.4%	12/31/2021	1.20	0	0	1.00%	-2.1%	12/31/2021	1.22	0	0	0.75%	-1.9%
12/31/2020	1.22	25,825	31,431	1.25%	6.8%	12/31/2020	1.23	0	0	1.00%	7.0%	12/31/2020	1.24	0	0	0.75%	7.3%
12/31/2019	1.14	25,716	29,312	1.25%	9.8%	12/31/2019	1.15	0	0	1.00%	10.1%	12/31/2019	1.16	0	0	0.75%	10.3%
12/31/2018	1.04	18,902	19,624	1.25%	-1.9%	12/31/2018	1.04	0	0	1.00%	-1.6%	12/31/2018	1.05	0	0	0.75%	-1.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.05	0	$0	0.50%	-15.3%	12/31/2022	$1.06	0	$0	0.25%	-15.1%	12/31/2022	$1.08	1,184	$1,276	0.00%	-14.9%
12/31/2021	1.23	0	0	0.50%	-1.6%	12/31/2021	1.25	0	0	0.25%	-1.4%	12/31/2021	1.27	1,143	1,446	0.00%	-1.2%
12/31/2020	1.25	0	0	0.50%	7.6%	12/31/2020	1.27	0	0	0.25%	7.8%	12/31/2020	1.28	1,000	1,281	0.00%	8.1%
12/31/2019	1.17	0	0	0.50%	10.6%	12/31/2019	1.18	0	0	0.25%	10.9%	12/31/2019	1.18	916	1,085	0.00%	11.2%
12/31/2018	1.05	0	0	0.50%	-1.1%	12/31/2018	1.06	0	0	0.25%	-0.9%	12/31/2018	1.07	1,141	1,215	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.5%
2021	2.6%
2020	3.4%
2019	3.7%
2018	3.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Focused Growth Fund R6 Class - 06-GNJ

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,782,523	$4,354,530	192,471
Receivables: investments sold	98,772
Payables: investments purchased	-
Net assets	$2,881,295

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,881,295	2,128,343	$1.35
Band 100	-	-	1.37
Band 75	-	-	1.39
Band 50	-	-	1.41
Band 25	-	-	1.42
Band 0	-	-	1.44
Total	$2,881,295	2,128,343

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(35,101)
Net investment income (loss)			(35,101)

Gain (loss) on investments:
Net realized gain (loss)			(152,105)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,378,019)
Net gain (loss)			(1,530,124)

Increase (decrease) in net assets from operations			$(1,565,225)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(35,101)	$(22,416)
Net realized gain (loss)		(152,105)	6,900
Realized gain distributions		-	368,022
Net change in unrealized appreciation (depreciation)		(1,378,019)	(193,991)

Increase (decrease) in net assets from operations		(1,565,225)	158,515

Contract owner transactions:
Proceeds from units sold		1,568,036	4,183,979
Cost of units redeemed		(670,787)	(791,381)
Account charges		(1,697)	(886)
Increase (decrease)		895,552	3,391,712
Net increase (decrease)		(669,673)	3,550,227
Net assets, beginning		3,550,968	741
Net assets, ending		$2,881,295	$3,550,968

Units sold		1,016,330	1,888,533
Units redeemed		(429,276)	(347,581)
Net increase (decrease)		587,054	1,540,952
Units outstanding, beginning		1,541,289	337
Units outstanding, ending		2,128,343	1,541,289

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$5,752,718
Cost of units redeemed/account charges			(1,464,766)
Net investment income (loss)			(57,517)
Net realized gain (loss)			(145,200)
Realized gain distributions			368,067
Net change in unrealized appreciation (depreciation)			(1,572,007)
Net assets			$2,881,295

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.35	2,128	$2,881	1.25%	-41.2%	12/31/2022	$1.37	0	$0	1.00%	-41.1%	12/31/2022	$1.39	0	$0	0.75%	-40.9%
12/31/2021	2.30	1,541	3,551	1.25%	4.7%	12/31/2021	2.33	0	0	1.00%	5.0%	12/31/2021	2.35	0	0	0.75%	5.3%
12/31/2020	2.20	0	1	1.25%	65.4%	12/31/2020	2.22	0	0	1.00%	65.8%	12/31/2020	2.23	0	0	0.75%	66.2%
12/31/2019	1.33	0	0	1.25%	31.3%	12/31/2019	1.34	0	0	1.00%	31.6%	12/31/2019	1.34	0	0	0.75%	32.0%
12/31/2018	1.01	0	0	1.25%	1.3%	12/31/2018	1.02	0	0	1.00%	1.6%	12/31/2018	1.02	0	0	0.75%	1.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.41	0	$0	0.50%	-40.8%	12/31/2022	$1.42	0	$0	0.25%	-40.6%	12/31/2022	$1.44	0	$0	0.00%	-40.5%
12/31/2021	2.37	0	0	0.50%	5.5%	12/31/2021	2.40	0	0	0.25%	5.8%	12/31/2021	2.42	0	0	0.00%	6.1%
12/31/2020	2.25	0	0	0.50%	66.7%	12/31/2020	2.27	0	0	0.25%	67.1%	12/31/2020	2.28	0	0	0.00%	67.5%
12/31/2019	1.35	0	0	0.50%	32.3%	12/31/2019	1.36	0	0	0.25%	32.6%	12/31/2019	1.36	0	0	0.00%	33.0%
12/31/2018	1.02	0	0	0.50%	2.1%	12/31/2018	1.02	0	0	0.25%	2.3%	12/31/2018	1.03	0	0	0.00%	2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Small Company Fund R6 Class - 06-GJN

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$583,485	$858,471	30,111
Receivables: investments sold	7,294
Payables: investments purchased	-
Net assets	$590,779

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$590,779	396,400	$1.49
Band 100	-	-	1.53
Band 75	-	-	1.53
Band 50	-	-	1.55
Band 25	-	-	1.57
Band 0	-	-	1.59
Total	$590,779	396,400

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,840
Mortality & expense charges			(7,097)
Net investment income (loss)			(5,257)

Gain (loss) on investments:
Net realized gain (loss)			(31,164)
Realized gain distributions			19,862
Net change in unrealized appreciation (depreciation)			(107,560)
Net gain (loss)			(118,862)

Increase (decrease) in net assets from operations			$(124,119)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,257)	$(2,628)
Net realized gain (loss)		(31,164)	44,124
Realized gain distributions		19,862	153,618
Net change in unrealized appreciation (depreciation)		(107,560)	(183,187)

Increase (decrease) in net assets from operations		(124,119)	11,927

Contract owner transactions:
Proceeds from units sold		159,440	627,467
Cost of units redeemed		(68,190)	(130,700)
Account charges		(1,691)	(739)
Increase (decrease)		89,559	496,028
Net increase (decrease)		(34,560)	507,955
Net assets, beginning		625,339	117,384
Net assets, ending		$590,779	$625,339

Units sold		110,737	328,256
Units redeemed		(51,770)	(71,854)
Net increase (decrease)		58,967	256,402
Units outstanding, beginning		337,433	81,031
Units outstanding, ending		396,400	337,433

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$916,076
Cost of units redeemed/account charges			(241,026)
Net investment income (loss)			(9,078)
Net realized gain (loss)			10,436
Realized gain distributions			189,357
Net change in unrealized appreciation (depreciation)			(274,986)
Net assets			$590,779

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.49	396	$591	1.25%	-19.6%	12/31/2022	$1.53	0	$0	1.00%	-19.4%	12/31/2022	$1.53	0	$0	0.75%	-19.2%
12/31/2021	1.85	337	625	1.25%	27.9%	12/31/2021	1.90	0	0	1.00%	28.2%	12/31/2021	1.89	0	0	0.75%	28.6%
12/31/2020	1.45	81	117	1.25%	26.1%	12/31/2020	1.48	0	0	1.00%	26.5%	12/31/2020	1.47	0	0	0.75%	26.8%
12/31/2019	1.15	82	94	1.25%	27.4%	12/31/2019	1.17	0	0	1.00%	28.0%	12/31/2019	1.16	0	0	0.75%	28.0%
12/31/2018	0.90	2	2	1.25%	-14.2%	12/31/2018	0.91	0	0	1.00%	-13.1%	12/31/2018	0.91	0	0	0.75%	-13.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.55	0	$0	0.50%	-19.0%	12/31/2022	$1.57	0	$0	0.25%	-18.8%	12/31/2022	$1.59	0	$0	0.00%	-18.6%
12/31/2021	1.91	0	0	0.50%	28.9%	12/31/2021	1.93	0	0	0.25%	29.2%	12/31/2021	1.95	0	0	0.00%	29.5%
12/31/2020	1.48	0	0	0.50%	27.1%	12/31/2020	1.49	0	0	0.25%	27.4%	12/31/2020	1.51	0	0	0.00%	27.7%
12/31/2019	1.17	0	0	0.50%	28.3%	12/31/2019	1.17	0	0	0.25%	28.7%	12/31/2019	1.18	0	0	0.00%	29.0%
12/31/2018	0.91	0	0	0.50%	-13.5%	12/31/2018	0.91	0	0	0.25%	-13.3%	12/31/2018	0.91	0	0	0.00%	-13.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.3%
2021	0.0%
2020	0.0%
2019	0.0%
2018	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM QMA Mid Cap Value Fund R6 Class - 06-GCF

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$19,580	$17,002	955
Receivables: investments sold	4
Payables: investments purchased	-
Net assets	$19,584

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$19,584	16,947	$1.16
Band 100	-	-	1.17
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.22
Band 0	-	-	1.24
Total	$19,584	16,947

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$391
Mortality & expense charges			(245)
Net investment income (loss)			146

Gain (loss) on investments:
Net realized gain (loss)			71
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(2,346)
Net gain (loss)			(2,275)

Increase (decrease) in net assets from operations			$(2,129)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$146	$46
Net realized gain (loss)		71	947
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(2,346)	3,754

Increase (decrease) in net assets from operations		(2,129)	4,747

Contract owner transactions:
Proceeds from units sold		1,709	4,269
Cost of units redeemed		(137)	(2,928)
Account charges		-	-
Increase (decrease)		1,572	1,341
Net increase (decrease)		(557)	6,088
Net assets, beginning		20,141	14,053
Net assets, ending		$19,584	$20,141

Units sold		1,457	3,426
Units redeemed		(156)	(2,320)
Net increase (decrease)		1,301	1,106
Units outstanding, beginning		15,646	14,540
Units outstanding, ending		16,947	15,646

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$302,346
Cost of units redeemed/account charges			(262,745)
Net investment income (loss)			3,251
Net realized gain (loss)			(34,174)
Realized gain distributions			8,328
Net change in unrealized appreciation (depreciation)			2,578
Net assets			$19,584

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.16	17	$20	1.25%	-10.2%	12/31/2022	$1.17	0	$0	1.00%	-10.0%	12/31/2022	$1.19	0	$0	0.75%	-9.8%
12/31/2021	1.29	16	20	1.25%	33.2%	12/31/2021	1.30	0	0	1.00%	33.5%	12/31/2021	1.32	0	0	0.75%	33.9%
12/31/2020	0.97	15	14	1.25%	-7.3%	12/31/2020	0.98	0	0	1.00%	-7.1%	12/31/2020	0.98	0	0	0.75%	-6.9%
12/31/2019	1.04	108	112	1.25%	18.7%	12/31/2019	1.05	0	0	1.00%	19.0%	12/31/2019	1.06	0	0	0.75%	19.3%
12/31/2018	0.88	108	95	1.25%	-20.6%	12/31/2018	0.88	0	0	1.00%	-20.4%	12/31/2018	0.89	0	0	0.75%	-20.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.20	0	$0	0.50%	-9.6%	12/31/2022	$1.22	0	$0	0.25%	-9.3%	12/31/2022	$1.24	0	$0	0.00%	-9.1%
12/31/2021	1.33	0	0	0.50%	34.2%	12/31/2021	1.35	0	0	0.25%	34.5%	12/31/2021	1.36	0	0	0.00%	34.9%
12/31/2020	0.99	0	0	0.50%	-6.6%	12/31/2020	1.00	0	0	0.25%	-6.4%	12/31/2020	1.01	0	0	0.00%	-6.2%
12/31/2019	1.06	0	0	0.50%	19.6%	12/31/2019	1.07	0	0	0.25%	19.9%	12/31/2019	1.08	0	0	0.00%	20.2%
12/31/2018	0.89	0	0	0.50%	-20.0%	12/31/2018	0.89	0	0	0.25%	-19.8%	12/31/2018	0.90	0	0	0.00%	-19.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.0%
2021	1.6%
2020	0.5%
2019	2.7%
2018	5.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM QMA Small-Cap Value Fund R6 Class - 06-GJP

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$65,690	$66,338	4,895
Receivables: investments sold	13,467
Payables: investments purchased	-
Net assets	$79,157

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$79,157	68,377	$1.16
Band 100	-	-	1.19
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.22
Band 0	-	-	1.23
Total	$79,157	68,377

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,542
Mortality & expense charges			(698)
Net investment income (loss)			844

Gain (loss) on investments:
Net realized gain (loss)			4,145
Realized gain distributions			10,165
Net change in unrealized appreciation (depreciation)			(20,341)
Net gain (loss)			(6,031)

Increase (decrease) in net assets from operations			$(5,187)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$844	$186
Net realized gain (loss)		4,145	1,303
Realized gain distributions		10,165	-
Net change in unrealized appreciation (depreciation)		(20,341)	12,493

Increase (decrease) in net assets from operations		(5,187)	13,982

Contract owner transactions:
Proceeds from units sold		46,778	5,194
Cost of units redeemed		(10,887)	(5,106)
Account charges		(51)	(45)
Increase (decrease)		35,840	43
Net increase (decrease)		30,653	14,025
Net assets, beginning		48,504	34,479
Net assets, ending		$79,157	$48,504

Units sold		40,954	4,290
Units redeemed		(9,354)	(4,121)
Net increase (decrease)		31,600	169
Units outstanding, beginning		36,777	36,608
Units outstanding, ending		68,377	36,777

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$119,029
Cost of units redeemed/account charges			(52,943)
Net investment income (loss)			1,251
Net realized gain (loss)			2,303
Realized gain distributions			10,165
Net change in unrealized appreciation (depreciation)			(648)
Net assets			$79,157

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.16	68	$79	1.25%	-12.2%	12/31/2022	$1.19	0	$0	1.00%	-12.0%	12/31/2022	$1.19	0	$0	0.75%	-11.8%
12/31/2021	1.32	37	49	1.25%	40.0%	12/31/2021	1.35	0	0	1.00%	40.4%	12/31/2021	1.35	0	0	0.75%	40.7%
12/31/2020	0.94	37	34	1.25%	-4.2%	12/31/2020	0.96	0	0	1.00%	-3.9%	12/31/2020	0.96	0	0	0.75%	-3.7%
12/31/2019	0.98	0	0	1.25%	17.6%	12/31/2019	1.00	0	0	1.00%	18.2%	12/31/2019	0.99	0	0	0.75%	18.2%
12/31/2018	0.84	0	0	1.25%	-19.8%	12/31/2018	0.85	0	0	1.00%	-18.8%	12/31/2018	0.84	0	0	0.75%	-19.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.20	0	$0	0.50%	-11.6%	12/31/2022	$1.22	0	$0	0.25%	-11.3%	12/31/2022	$1.23	0	$0	0.00%	-11.1%
12/31/2021	1.36	0	0	0.50%	41.1%	12/31/2021	1.37	0	0	0.25%	41.4%	12/31/2021	1.39	0	0	0.00%	41.8%
12/31/2020	0.96	0	0	0.50%	-3.4%	12/31/2020	0.97	0	0	0.25%	-3.2%	12/31/2020	0.98	0	0	0.00%	-3.0%
12/31/2019	1.00	0	0	0.50%	18.5%	12/31/2019	1.00	0	0	0.25%	18.8%	12/31/2019	1.01	0	0	0.00%	19.1%
12/31/2018	0.84	0	0	0.50%	-19.2%	12/31/2018	0.85	0	0	0.25%	-19.0%	12/31/2018	0.85	0	0	0.00%	-18.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.4%
2021	1.8%
2020	2.8%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Mid-Cap Growth Fund, Inc R2 Class - 06-3FF (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.35
Band 100	-	-	1.37
Band 75	-	-	1.38
Band 50	-	-	1.40
Band 25	-	-	1.41
Band 0	-	-	1.43
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.35	0	$0	1.25%	-25.0%	12/31/2022	$1.37	0	$0	1.00%	-24.8%	12/31/2022	$1.38	0	$0	0.75%	-24.6%
12/31/2021	1.80	0	0	1.25%	9.9%	12/31/2021	1.82	0	0	1.00%	10.2%	12/31/2021	1.83	0	0	0.75%	10.4%
12/31/2020	1.64	0	0	1.25%	40.4%	12/31/2020	1.65	0	0	1.00%	40.8%	12/31/2020	1.66	0	0	0.75%	41.1%
12/31/2019	1.17	0	0	1.25%	35.4%	12/31/2019	1.17	0	0	1.00%	35.7%	12/31/2019	1.18	0	0	0.75%	36.0%
12/31/2018	0.86	0	0	1.25%	-13.8%	12/31/2018	0.86	0	0	1.00%	-13.7%	12/31/2018	0.86	0	0	0.75%	-13.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.40	0	$0	0.50%	-24.4%	12/31/2022	$1.41	0	$0	0.25%	-24.3%	12/31/2022	$1.43	0	$0	0.00%	-24.1%
12/31/2021	1.85	0	0	0.50%	10.7%	12/31/2021	1.86	0	0	0.25%	11.0%	12/31/2021	1.88	0	0	0.00%	11.3%
12/31/2020	1.67	0	0	0.50%	41.5%	12/31/2020	1.68	0	0	0.25%	41.8%	12/31/2020	1.69	0	0	0.00%	42.2%
12/31/2019	1.18	0	0	0.50%	36.4%	12/31/2019	1.18	0	0	0.25%	36.7%	12/31/2019	1.19	0	0	0.00%	37.1%
12/31/2018	0.87	0	0	0.50%	-13.5%	12/31/2018	0.87	0	0	0.25%	-13.4%	12/31/2018	0.87	0	0	0.00%	-13.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Mid-Cap Growth Fund, Inc R4 Class - 06-3FG (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.37
Band 100	-	-	1.38
Band 75	-	-	1.40
Band 50	-	-	1.41
Band 25	-	-	1.43
Band 0	-	-	1.45
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.37	0	$0	1.25%	-24.8%	12/31/2022	$1.38	0	$0	1.00%	-24.6%	12/31/2022	$1.40	0	$0	0.75%	-24.5%
12/31/2021	1.82	0	0	1.25%	10.2%	12/31/2021	1.83	0	0	1.00%	10.4%	12/31/2021	1.85	0	0	0.75%	10.7%
12/31/2020	1.65	0	0	1.25%	40.7%	12/31/2020	1.66	0	0	1.00%	41.1%	12/31/2020	1.67	0	0	0.75%	41.5%
12/31/2019	1.17	0	0	1.25%	35.7%	12/31/2019	1.18	0	0	1.00%	36.0%	12/31/2019	1.18	0	0	0.75%	36.4%
12/31/2018	0.86	0	0	1.25%	-13.7%	12/31/2018	0.86	0	0	1.00%	-13.6%	12/31/2018	0.87	0	0	0.75%	-13.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.41	0	$0	0.50%	-24.3%	12/31/2022	$1.43	0	$0	0.25%	-24.1%	12/31/2022	$1.45	0	$0	0.00%	-23.9%
12/31/2021	1.87	0	0	0.50%	11.0%	12/31/2021	1.88	0	0	0.25%	11.3%	12/31/2021	1.90	0	0	0.00%	11.6%
12/31/2020	1.68	0	0	0.50%	41.8%	12/31/2020	1.69	0	0	0.25%	42.2%	12/31/2020	1.70	0	0	0.00%	42.5%
12/31/2019	1.19	0	0	0.50%	36.7%	12/31/2019	1.19	0	0	0.25%	37.1%	12/31/2019	1.19	0	0	0.00%	37.4%
12/31/2018	0.87	0	0	0.50%	-13.3%	12/31/2018	0.87	0	0	0.25%	-13.2%	12/31/2018	0.87	0	0	0.00%	-13.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM High-Yield Fund R2 Class - 06-3FH

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$69,783	$79,008	15,325
Receivables: investments sold	-
Payables: investments purchased	(52)
Net assets	$69,731

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$69,731	66,752	$1.04
Band 100	-	-	1.06
Band 75	-	-	1.07
Band 50	-	-	1.08
Band 25	-	-	1.09
Band 0	-	-	1.11
Total	$69,731	66,752

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$3,443
Mortality & expense charges			(714)
Net investment income (loss)			2,729

Gain (loss) on investments:
Net realized gain (loss)			(1,094)
Realized gain distributions			160
Net change in unrealized appreciation (depreciation)			(8,871)
Net gain (loss)			(9,805)

Increase (decrease) in net assets from operations			$(7,076)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,729	$1,730
Net realized gain (loss)		(1,094)	442
Realized gain distributions		160	467
Net change in unrealized appreciation (depreciation)		(8,871)	(511)

Increase (decrease) in net assets from operations		(7,076)	2,128

Contract owner transactions:
Proceeds from units sold		41,102	47,518
Cost of units redeemed		(7,114)	(18,042)
Account charges		(111)	(84)
Increase (decrease)		33,877	29,392
Net increase (decrease)		26,801	31,520
Net assets, beginning		42,930	11,410
Net assets, ending		$69,731	$42,930

Units sold		37,770	40,973
Units redeemed		(6,794)	(15,143)
Net increase (decrease)		30,976	25,830
Units outstanding, beginning		35,776	9,946
Units outstanding, ending		66,752	35,776

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$105,051
Cost of units redeemed/account charges			(31,300)
Net investment income (loss)			5,192
Net realized gain (loss)			(664)
Realized gain distributions			677
Net change in unrealized appreciation (depreciation)			(9,225)
Net assets			$69,731

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.04	67	$70	1.25%	-12.9%	12/31/2022	$1.06	0	$0	1.00%	-12.7%	12/31/2022	$1.07	0	$0	0.75%	-12.5%
12/31/2021	1.20	36	43	1.25%	4.6%	12/31/2021	1.21	0	0	1.00%	4.9%	12/31/2021	1.22	0	0	0.75%	5.1%
12/31/2020	1.15	10	11	1.25%	3.7%	12/31/2020	1.15	0	0	1.00%	4.0%	12/31/2020	1.16	0	0	0.75%	4.2%
12/31/2019	1.11	12	14	1.25%	14.3%	12/31/2019	1.11	0	0	1.00%	14.5%	12/31/2019	1.11	0	0	0.75%	14.8%
12/31/2018	0.97	0	0	1.25%	-3.2%	12/31/2018	0.97	0	0	1.00%	-3.0%	12/31/2018	0.97	0	0	0.75%	-2.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.08	0	$0	0.50%	-12.3%	12/31/2022	$1.09	0	$0	0.25%	-12.1%	12/31/2022	$1.11	0	$0	0.00%	-11.9%
12/31/2021	1.23	0	0	0.50%	5.4%	12/31/2021	1.24	0	0	0.25%	5.7%	12/31/2021	1.25	0	0	0.00%	5.9%
12/31/2020	1.17	0	0	0.50%	4.5%	12/31/2020	1.18	0	0	0.25%	4.7%	12/31/2020	1.18	0	0	0.00%	5.0%
12/31/2019	1.12	0	0	0.50%	15.1%	12/31/2019	1.12	0	0	0.25%	15.4%	12/31/2019	1.13	0	0	0.00%	15.7%
12/31/2018	0.97	0	0	0.50%	-2.8%	12/31/2018	0.97	0	0	0.25%	-2.7%	12/31/2018	0.97	0	0	0.00%	-2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	6.1%
2021	8.5%
2020	5.2%
2019	4.1%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM High-Yield Fund R4 Class - 06-3FJ

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$68,992	$75,923	15,143
Receivables: investments sold	-
Payables: investments purchased	(91)
Net assets	$68,901

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$68,901	65,190	$1.06
Band 100	-	-	1.07
Band 75	-	-	1.08
Band 50	-	-	1.09
Band 25	-	-	1.11
Band 0	-	-	1.12
Total	$68,901	65,190

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$8,902
Mortality & expense charges			(1,896)
Net investment income (loss)			7,006

Gain (loss) on investments:
Net realized gain (loss)			(30,381)
Realized gain distributions			160
Net change in unrealized appreciation (depreciation)			(5,891)
Net gain (loss)			(36,112)

Increase (decrease) in net assets from operations			$(29,106)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,006	$6,191
Net realized gain (loss)		(30,381)	1,378
Realized gain distributions		160	1,930
Net change in unrealized appreciation (depreciation)		(5,891)	(2,730)

Increase (decrease) in net assets from operations		(29,106)	6,769

Contract owner transactions:
Proceeds from units sold		205,507	114,645
Cost of units redeemed		(282,648)	(37,194)
Account charges		(71)	(157)
Increase (decrease)		(77,212)	77,294
Net increase (decrease)		(106,318)	84,063
Net assets, beginning		175,219	91,156
Net assets, ending		$68,901	$175,219

Units sold		321,788	96,836
Units redeemed		(401,283)	(31,083)
Net increase (decrease)		(79,495)	65,753
Units outstanding, beginning		144,685	78,932
Units outstanding, ending		65,190	144,685

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$408,574
Cost of units redeemed/account charges			(320,492)
Net investment income (loss)			14,259
Net realized gain (loss)			(29,004)
Realized gain distributions			2,495
Net change in unrealized appreciation (depreciation)			(6,931)
Net assets			$68,901

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.06	65	$69	1.25%	-12.7%	12/31/2022	$1.07	0	$0	1.00%	-12.5%	12/31/2022	$1.08	0	$0	0.75%	-12.3%
12/31/2021	1.21	145	175	1.25%	4.9%	12/31/2021	1.22	0	0	1.00%	5.1%	12/31/2021	1.23	0	0	0.75%	5.4%
12/31/2020	1.15	79	91	1.25%	4.1%	12/31/2020	1.16	0	0	1.00%	4.4%	12/31/2020	1.17	0	0	0.75%	4.7%
12/31/2019	1.11	1	1	1.25%	14.4%	12/31/2019	1.11	0	0	1.00%	14.7%	12/31/2019	1.12	0	0	0.75%	14.9%
12/31/2018	0.97	0	0	1.25%	-3.0%	12/31/2018	0.97	0	0	1.00%	-2.9%	12/31/2018	0.97	0	0	0.75%	-2.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.09	0	$0	0.50%	-12.1%	12/31/2022	$1.11	0	$0	0.25%	-11.9%	12/31/2022	$1.12	0	$0	0.00%	-11.6%
12/31/2021	1.24	0	0	0.50%	5.7%	12/31/2021	1.25	0	0	0.25%	5.9%	12/31/2021	1.27	0	0	0.00%	6.2%
12/31/2020	1.18	0	0	0.50%	4.9%	12/31/2020	1.18	0	0	0.25%	5.2%	12/31/2020	1.19	0	0	0.00%	5.5%
12/31/2019	1.12	0	0	0.50%	15.2%	12/31/2019	1.13	0	0	0.25%	15.5%	12/31/2019	1.13	0	0	0.00%	15.8%
12/31/2018	0.97	0	0	0.50%	-2.7%	12/31/2018	0.97	0	0	0.25%	-2.5%	12/31/2018	0.98	0	0	0.00%	-2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	7.3%
2021	6.1%
2020	2.9%
2019	5.9%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Total Return Bond Fund R2 Class - 06-3FK

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$280,084	$342,964	23,887
Receivables: investments sold	360
Payables: investments purchased	-
Net assets	$280,444

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$280,444	295,019	$0.95
Band 100	-	-	0.96
Band 75	-	-	0.97
Band 50	-	-	0.98
Band 25	-	-	0.99
Band 0	-	-	1.01
Total	$280,444	295,019

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$9,165
Mortality & expense charges			(3,629)
Net investment income (loss)			5,536

Gain (loss) on investments:
Net realized gain (loss)			(2,563)
Realized gain distributions			3,507
Net change in unrealized appreciation (depreciation)			(60,432)
Net gain (loss)			(59,488)

Increase (decrease) in net assets from operations			$(53,952)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,536	$3,107
Net realized gain (loss)		(2,563)	240
Realized gain distributions		3,507	986
Net change in unrealized appreciation (depreciation)		(60,432)	(9,453)

Increase (decrease) in net assets from operations		(53,952)	(5,120)

Contract owner transactions:
Proceeds from units sold		20,640	162,437
Cost of units redeemed		(23,389)	(42,173)
Account charges		(82)	(53)
Increase (decrease)		(2,831)	120,211
Net increase (decrease)		(56,783)	115,091
Net assets, beginning		337,227	222,136
Net assets, ending		$280,444	$337,227

Units sold		20,620	145,466
Units redeemed		(22,338)	(38,590)
Net increase (decrease)		(1,718)	106,876
Units outstanding, beginning		296,737	189,861
Units outstanding, ending		295,019	296,737

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$683,176
Cost of units redeemed/account charges			(370,905)
Net investment income (loss)			15,121
Net realized gain (loss)			3,934
Realized gain distributions			11,998
Net change in unrealized appreciation (depreciation)			(62,880)
Net assets			$280,444

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.95	295	$280	1.25%	-16.4%	12/31/2022	$0.96	0	$0	1.00%	-16.1%	12/31/2022	$0.97	0	$0	0.75%	-15.9%
12/31/2021	1.14	297	337	1.25%	-2.9%	12/31/2021	1.15	0	0	1.00%	-2.6%	12/31/2021	1.16	0	0	0.75%	-2.4%
12/31/2020	1.17	190	222	1.25%	6.3%	12/31/2020	1.18	0	0	1.00%	6.6%	12/31/2020	1.18	0	0	0.75%	6.8%
12/31/2019	1.10	20	22	1.25%	9.1%	12/31/2019	1.10	0	0	1.00%	9.4%	12/31/2019	1.11	0	0	0.75%	9.7%
12/31/2018	1.01	164	166	1.25%	0.8%	12/31/2018	1.01	0	0	1.00%	1.0%	12/31/2018	1.01	0	0	0.75%	1.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.98	0	$0	0.50%	-15.7%	12/31/2022	$0.99	0	$0	0.25%	-15.5%	12/31/2022	$1.01	0	$0	0.00%	-15.3%
12/31/2021	1.17	0	0	0.50%	-2.1%	12/31/2021	1.18	0	0	0.25%	-1.9%	12/31/2021	1.19	0	0	0.00%	-1.6%
12/31/2020	1.19	0	0	0.50%	7.1%	12/31/2020	1.20	0	0	0.25%	7.4%	12/31/2020	1.21	0	0	0.00%	7.7%
12/31/2019	1.11	0	0	0.50%	10.0%	12/31/2019	1.12	0	0	0.25%	10.2%	12/31/2019	1.12	0	0	0.00%	10.5%
12/31/2018	1.01	0	0	0.50%	1.2%	12/31/2018	1.01	0	0	0.25%	1.4%	12/31/2018	1.02	0	0	0.00%	1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.0%
2021	2.5%
2020	1.9%
2019	6.5%
2018	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Total Return Bond Fund R4 Class - 06-3FM

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$511,181	$628,797	43,632
Receivables: investments sold	1,061
Payables: investments purchased	-
Net assets	$512,242

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$512,242	532,784	$0.96
Band 100	-	-	0.97
Band 75	-	-	0.98
Band 50	-	-	0.99
Band 25	-	-	1.01
Band 0	-	-	1.02
Total	$512,242	532,784

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$28,021
Mortality & expense charges			(11,165)
Net investment income (loss)			16,856

Gain (loss) on investments:
Net realized gain (loss)			(182,295)
Realized gain distributions			6,409
Net change in unrealized appreciation (depreciation)			(68,419)
Net gain (loss)			(244,305)

Increase (decrease) in net assets from operations			$(227,449)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$16,856	$26,573
Net realized gain (loss)		(182,295)	(19,144)
Realized gain distributions		6,409	5,821
Net change in unrealized appreciation (depreciation)		(68,419)	(80,513)

Increase (decrease) in net assets from operations		(227,449)	(67,263)

Contract owner transactions:
Proceeds from units sold		95,616	261,862
Cost of units redeemed		(1,200,944)	(741,266)
Account charges		(396)	(3,253)
Increase (decrease)		(1,105,724)	(482,657)
Net increase (decrease)		(1,333,173)	(549,920)
Net assets, beginning		1,845,415	2,395,335
Net assets, ending		$512,242	$1,845,415

Units sold		122,131	227,467
Units redeemed		(1,198,896)	(652,297)
Net increase (decrease)		(1,076,765)	(424,830)
Units outstanding, beginning		1,609,549	2,034,379
Units outstanding, ending		532,784	1,609,549

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$3,591,634
Cost of units redeemed/account charges			(2,862,828)
Net investment income (loss)			78,842
Net realized gain (loss)			(228,268)
Realized gain distributions			50,478
Net change in unrealized appreciation (depreciation)			(117,616)
Net assets			$512,242

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.96	533	$512	1.25%	-16.1%	12/31/2022	$0.97	0	$0	1.00%	-15.9%	12/31/2022	$0.98	0	$0	0.75%	-15.7%
12/31/2021	1.15	1,610	1,845	1.25%	-2.6%	12/31/2021	1.16	0	0	1.00%	-2.4%	12/31/2021	1.17	0	0	0.75%	-2.1%
12/31/2020	1.18	2,034	2,395	1.25%	6.5%	12/31/2020	1.18	0	0	1.00%	6.8%	12/31/2020	1.19	0	0	0.75%	7.0%
12/31/2019	1.11	1,033	1,142	1.25%	9.5%	12/31/2019	1.11	0	0	1.00%	9.8%	12/31/2019	1.11	0	0	0.75%	10.1%
12/31/2018	1.01	0	0	1.25%	1.0%	12/31/2018	1.01	0	0	1.00%	1.1%	12/31/2018	1.01	0	0	0.75%	1.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.99	0	$0	0.50%	-15.5%	12/31/2022	$1.01	0	$0	0.25%	-15.3%	12/31/2022	$1.02	0	$0	0.00%	-15.1%
12/31/2021	1.18	0	0	0.50%	-1.9%	12/31/2021	1.19	0	0	0.25%	-1.6%	12/31/2021	1.20	0	0	0.00%	-1.4%
12/31/2020	1.20	0	0	0.50%	7.3%	12/31/2020	1.21	0	0	0.25%	7.6%	12/31/2020	1.22	0	0	0.00%	7.8%
12/31/2019	1.12	0	0	0.50%	10.3%	12/31/2019	1.12	0	0	0.25%	10.6%	12/31/2019	1.13	0	0	0.00%	10.9%
12/31/2018	1.01	0	0	0.50%	1.4%	12/31/2018	1.01	0	0	0.25%	1.5%	12/31/2018	1.02	0	0	0.00%	1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.4%
2021	2.5%
2020	2.5%
2019	2.8%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Global Real Estate Fund R2 Class - 06-3FN

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$20,852	$25,554	1,215
Receivables: investments sold	576
Payables: investments purchased	-
Net assets	$21,428

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$21,428	21,558	$0.99
Band 100	-	-	1.01
Band 75	-	-	1.02
Band 50	-	-	1.03
Band 25	-	-	1.04
Band 0	-	-	1.05
Total	$21,428	21,558

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$343
Mortality & expense charges			(246)
Net investment income (loss)			97

Gain (loss) on investments:
Net realized gain (loss)			66
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(6,366)
Net gain (loss)			(6,300)

Increase (decrease) in net assets from operations			$(6,203)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$97	$255
Net realized gain (loss)		66	1,912
Realized gain distributions		-	2,782
Net change in unrealized appreciation (depreciation)		(6,366)	65

Increase (decrease) in net assets from operations		(6,203)	5,014

Contract owner transactions:
Proceeds from units sold		8,602	8,976
Cost of units redeemed		(2,041)	(11,862)
Account charges		(12)	(32)
Increase (decrease)		6,549	(2,918)
Net increase (decrease)		346	2,096
Net assets, beginning		21,082	18,986
Net assets, ending		$21,428	$21,082

Units sold		8,094	7,148
Units redeemed		(1,836)	(9,190)
Net increase (decrease)		6,258	(2,042)
Units outstanding, beginning		15,300	17,342
Units outstanding, ending		21,558	15,300

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$34,899
Cost of units redeemed/account charges			(13,991)
Net investment income (loss)			437
Net realized gain (loss)			2,003
Realized gain distributions			2,782
Net change in unrealized appreciation (depreciation)			(4,702)
Net assets			$21,428

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.99	22	$21	1.25%	-27.9%	12/31/2022	$1.01	0	$0	1.00%	-27.7%	12/31/2022	$1.02	0	$0	0.75%	-27.5%
12/31/2021	1.38	15	21	1.25%	25.9%	12/31/2021	1.39	0	0	1.00%	26.2%	12/31/2021	1.40	0	0	0.75%	26.5%
12/31/2020	1.09	17	19	1.25%	-5.9%	12/31/2020	1.10	0	0	1.00%	-5.7%	12/31/2020	1.11	0	0	0.75%	-5.5%
12/31/2019	1.16	0	0	1.25%	22.7%	12/31/2019	1.17	0	0	1.00%	23.1%	12/31/2019	1.17	0	0	0.75%	23.4%
12/31/2018	0.95	0	0	1.25%	-5.2%	12/31/2018	0.95	0	0	1.00%	-5.0%	12/31/2018	0.95	0	0	0.75%	-4.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.03	0	$0	0.50%	-27.3%	12/31/2022	$1.04	0	$0	0.25%	-27.1%	12/31/2022	$1.05	0	$0	0.00%	-27.0%
12/31/2021	1.41	0	0	0.50%	26.8%	12/31/2021	1.43	0	0	0.25%	27.1%	12/31/2021	1.44	0	0	0.00%	27.4%
12/31/2020	1.12	0	0	0.50%	-5.2%	12/31/2020	1.12	0	0	0.25%	-5.0%	12/31/2020	1.13	0	0	0.00%	-4.8%
12/31/2019	1.18	0	0	0.50%	23.7%	12/31/2019	1.18	0	0	0.25%	24.0%	12/31/2019	1.19	0	0	0.00%	24.3%
12/31/2018	0.95	0	0	0.50%	-4.8%	12/31/2018	0.95	0	0	0.25%	-4.7%	12/31/2018	0.95	0	0	0.00%	-4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.6%
2021	2.7%
2020	1.9%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Global Real Estate Fund R4 Class - 06-3FP

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$317,801	$405,391	18,031
Receivables: investments sold	275
Payables: investments purchased	-
Net assets	$318,076

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$318,076	316,349	$1.01
Band 100	-	-	1.02
Band 75	-	-	1.03
Band 50	-	-	1.04
Band 25	-	-	1.05
Band 0	-	-	1.06
Total	$318,076	316,349

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$6,058
Mortality & expense charges			(3,906)
Net investment income (loss)			2,152

Gain (loss) on investments:
Net realized gain (loss)			(2,602)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(99,883)
Net gain (loss)			(102,485)

Increase (decrease) in net assets from operations			$(100,333)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,152	$4,545
Net realized gain (loss)		(2,602)	7,020
Realized gain distributions		-	42,317
Net change in unrealized appreciation (depreciation)		(99,883)	24,146

Increase (decrease) in net assets from operations		(100,333)	78,028

Contract owner transactions:
Proceeds from units sold		95,883	71,394
Cost of units redeemed		(14,374)	(190,442)
Account charges		-	-
Increase (decrease)		81,509	(119,048)
Net increase (decrease)		(18,824)	(41,020)
Net assets, beginning		336,900	377,920
Net assets, ending		$318,076	$336,900

Units sold		87,077	57,521
Units redeemed		(13,009)	(158,235)
Net increase (decrease)		74,068	(100,714)
Units outstanding, beginning		242,281	342,995
Units outstanding, ending		316,349	242,281

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$681,653
Cost of units redeemed/account charges			(391,105)
Net investment income (loss)			29,224
Net realized gain (loss)			3,452
Realized gain distributions			82,442
Net change in unrealized appreciation (depreciation)			(87,590)
Net assets			$318,076

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.01	316	$318	1.25%	-27.7%	12/31/2022	$1.02	0	$0	1.00%	-27.5%	12/31/2022	$1.03	0	$0	0.75%	-27.3%
12/31/2021	1.39	242	337	1.25%	26.2%	12/31/2021	1.40	0	0	1.00%	26.5%	12/31/2021	1.42	0	0	0.75%	26.8%
12/31/2020	1.10	343	378	1.25%	-5.7%	12/31/2020	1.11	0	0	1.00%	-5.5%	12/31/2020	1.12	0	0	0.75%	-5.2%
12/31/2019	1.17	409	478	1.25%	23.1%	12/31/2019	1.17	0	0	1.00%	23.4%	12/31/2019	1.18	0	0	0.75%	23.7%
12/31/2018	0.95	327	310	1.25%	-5.1%	12/31/2018	0.95	0	0	1.00%	-4.9%	12/31/2018	0.95	0	0	0.75%	-4.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.04	0	$0	0.50%	-27.1%	12/31/2022	$1.05	0	$0	0.25%	-27.0%	12/31/2022	$1.06	0	$0	0.00%	-26.8%
12/31/2021	1.43	0	0	0.50%	27.2%	12/31/2021	1.44	0	0	0.25%	27.5%	12/31/2021	1.45	0	0	0.00%	27.8%
12/31/2020	1.12	0	0	0.50%	-5.0%	12/31/2020	1.13	0	0	0.25%	-4.8%	12/31/2020	1.14	0	0	0.00%	-4.5%
12/31/2019	1.18	0	0	0.50%	24.0%	12/31/2019	1.19	0	0	0.25%	24.3%	12/31/2019	1.19	0	0	0.00%	24.6%
12/31/2018	0.95	0	0	0.50%	-4.7%	12/31/2018	0.95	0	0	0.25%	-4.6%	12/31/2018	0.96	0	0	0.00%	-4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.8%
2021	2.5%
2020	1.5%
2019	5.4%
2018	3.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Small Company Fund R2 Class - 06-3FR

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,315	$2,544	121
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$2,315

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,315	1,815	$1.28
Band 100	-	-	1.29
Band 75	-	-	1.30
Band 50	-	-	1.32
Band 25	-	-	1.33
Band 0	-	-	1.35
Total	$2,315	1,815

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(10)
Net investment income (loss)			(10)

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			80
Net change in unrealized appreciation (depreciation)			(229)
Net gain (loss)			(149)

Increase (decrease) in net assets from operations			$(159)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(10)	$-
Net realized gain (loss)		-	-
Realized gain distributions		80	-
Net change in unrealized appreciation (depreciation)		(229)	-

Increase (decrease) in net assets from operations		(159)	-

Contract owner transactions:
Proceeds from units sold		2,474	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		2,474	-
Net increase (decrease)		2,315	-
Net assets, beginning		-	-
Net assets, ending		$2,315	$-

Units sold		1,815	-
Units redeemed		-	-
Net increase (decrease)		1,815	-
Units outstanding, beginning		-	-
Units outstanding, ending		1,815	-

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,474
Cost of units redeemed/account charges			-
Net investment income (loss)			(10)
Net realized gain (loss)			-
Realized gain distributions			80
Net change in unrealized appreciation (depreciation)			(229)
Net assets			$2,315

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.28	2	$2	1.25%	-19.9%	12/31/2022	$1.29	0	$0	1.00%	-19.7%	12/31/2022	$1.30	0	$0	0.75%	-19.5%
12/31/2021	1.59	0	0	1.25%	27.3%	12/31/2021	1.61	0	0	1.00%	27.6%	12/31/2021	1.62	0	0	0.75%	27.9%
12/31/2020	1.25	0	0	1.25%	25.6%	12/31/2020	1.26	0	0	1.00%	25.9%	12/31/2020	1.27	0	0	0.75%	26.2%
12/31/2019	1.00	0	0	1.25%	26.7%	12/31/2019	1.00	0	0	1.00%	27.0%	12/31/2019	1.00	0	0	0.75%	27.3%
12/31/2018	0.79	0	0	1.25%	-21.3%	12/31/2018	0.79	0	0	1.00%	-21.2%	12/31/2018	0.79	0	0	0.75%	-21.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.32	0	$0	0.50%	-19.3%	12/31/2022	$1.33	0	$0	0.25%	-19.1%	12/31/2022	$1.35	0	$0	0.00%	-18.9%
12/31/2021	1.64	0	0	0.50%	28.3%	12/31/2021	1.65	0	0	0.25%	28.6%	12/31/2021	1.66	0	0	0.00%	28.9%
12/31/2020	1.28	0	0	0.50%	26.5%	12/31/2020	1.28	0	0	0.25%	26.8%	12/31/2020	1.29	0	0	0.00%	27.1%
12/31/2019	1.01	0	0	0.50%	27.7%	12/31/2019	1.01	0	0	0.25%	28.0%	12/31/2019	1.02	0	0	0.00%	28.3%
12/31/2018	0.79	0	0	0.50%	-21.0%	12/31/2018	0.79	0	0	0.25%	-20.9%	12/31/2018	0.79	0	0	0.00%	-20.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM QMA Mid-Cap Value Fund R2 Class - 06-3FT (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.04
Band 100	-	-	1.05
Band 75	-	-	1.06
Band 50	-	-	1.07
Band 25	-	-	1.09
Band 0	-	-	1.10
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.04	0	$0	1.25%	-10.7%	12/31/2022	$1.05	0	$0	1.00%	-10.5%	12/31/2022	$1.06	0	$0	0.75%	-10.3%
12/31/2021	1.16	0	0	1.25%	32.5%	12/31/2021	1.17	0	0	1.00%	32.8%	12/31/2021	1.18	0	0	0.75%	33.2%
12/31/2020	0.88	0	0	1.25%	-7.8%	12/31/2020	0.88	0	0	1.00%	-7.5%	12/31/2020	0.89	0	0	0.75%	-7.3%
12/31/2019	0.95	0	0	1.25%	18.1%	12/31/2019	0.96	0	0	1.00%	18.4%	12/31/2019	0.96	0	0	0.75%	18.7%
12/31/2018	0.81	0	0	1.25%	-19.4%	12/31/2018	0.81	0	0	1.00%	-19.3%	12/31/2018	0.81	0	0	0.75%	-19.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.07	0	$0	0.50%	-10.0%	12/31/2022	$1.09	0	$0	0.25%	-9.8%	12/31/2022	$1.10	0	$0	0.00%	-9.6%
12/31/2021	1.19	0	0	0.50%	33.5%	12/31/2021	1.20	0	0	0.25%	33.8%	12/31/2021	1.22	0	0	0.00%	34.2%
12/31/2020	0.89	0	0	0.50%	-7.1%	12/31/2020	0.90	0	0	0.25%	-6.9%	12/31/2020	0.91	0	0	0.00%	-6.6%
12/31/2019	0.96	0	0	0.50%	19.0%	12/31/2019	0.97	0	0	0.25%	19.3%	12/31/2019	0.97	0	0	0.00%	19.6%
12/31/2018	0.81	0	0	0.50%	-19.1%	12/31/2018	0.81	0	0	0.25%	-19.0%	12/31/2018	0.81	0	0	0.00%	-18.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM QMA Mid-Cap Value Fund R4 Class - 06-3FV (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.05
Band 100	-	-	1.06
Band 75	-	-	1.07
Band 50	-	-	1.09
Band 25	-	-	1.10
Band 0	-	-	1.11
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.05	0	$0	1.25%	-10.5%	12/31/2022	$1.06	0	$0	1.00%	-10.2%	12/31/2022	$1.07	0	$0	0.75%	-10.0%
12/31/2021	1.17	0	0	1.25%	32.9%	12/31/2021	1.18	0	0	1.00%	33.2%	12/31/2021	1.19	0	0	0.75%	33.5%
12/31/2020	0.88	0	0	1.25%	-7.6%	12/31/2020	0.89	0	0	1.00%	-7.3%	12/31/2020	0.89	0	0	0.75%	-7.1%
12/31/2019	0.95	0	0	1.25%	18.4%	12/31/2019	0.96	0	0	1.00%	18.7%	12/31/2019	0.96	0	0	0.75%	19.0%
12/31/2018	0.81	0	0	1.25%	-19.3%	12/31/2018	0.81	0	0	1.00%	-19.2%	12/31/2018	0.81	0	0	0.75%	-19.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.09	0	$0	0.50%	-9.8%	12/31/2022	$1.10	0	$0	0.25%	-9.6%	12/31/2022	$1.11	0	$0	0.00%	-9.3%
12/31/2021	1.20	0	0	0.50%	33.9%	12/31/2021	1.21	0	0	0.25%	34.2%	12/31/2021	1.23	0	0	0.00%	34.5%
12/31/2020	0.90	0	0	0.50%	-6.9%	12/31/2020	0.91	0	0	0.25%	-6.6%	12/31/2020	0.91	0	0	0.00%	-6.4%
12/31/2019	0.97	0	0	0.50%	19.3%	12/31/2019	0.97	0	0	0.25%	19.6%	12/31/2019	0.97	0	0	0.00%	19.9%
12/31/2018	0.81	0	0	0.50%	-19.0%	12/31/2018	0.81	0	0	0.25%	-18.9%	12/31/2018	0.81	0	0	0.00%	-18.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Small Company Fund R4 Class - 06-3FW

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,351	$10,503	579
Receivables: investments sold	859
Payables: investments purchased	-
Net assets	$11,210

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,210	8,682	$1.29
Band 100	-	-	1.31
Band 75	-	-	1.32
Band 50	-	-	1.34
Band 25	-	-	1.35
Band 0	-	-	1.37
Total	$11,210	8,682

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$8
Mortality & expense charges			(20)
Net investment income (loss)			(12)

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			355
Net change in unrealized appreciation (depreciation)			(152)
Net gain (loss)			203

Increase (decrease) in net assets from operations			$191

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(12)	$-
Net realized gain (loss)		-	-
Realized gain distributions		355	-
Net change in unrealized appreciation (depreciation)		(152)	-

Increase (decrease) in net assets from operations		191	-

Contract owner transactions:
Proceeds from units sold		11,033	-
Cost of units redeemed		-	-
Account charges		(14)	-
Increase (decrease)		11,019	-
Net increase (decrease)		11,210	-
Net assets, beginning		-	-
Net assets, ending		$11,210	$-

Units sold		8,692	-
Units redeemed		(10)	-
Net increase (decrease)		8,682	-
Units outstanding, beginning		-	-
Units outstanding, ending		8,682	-

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$11,033
Cost of units redeemed/account charges			(14)
Net investment income (loss)			(12)
Net realized gain (loss)			-
Realized gain distributions			355
Net change in unrealized appreciation (depreciation)			(152)
Net assets			$11,210

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.29	9	$11	1.25%	-19.8%	12/31/2022	$1.31	0	$0	1.00%	-19.6%	12/31/2022	$1.32	0	$0	0.75%	-19.4%
12/31/2021	1.61	0	0	1.25%	27.6%	12/31/2021	1.62	0	0	1.00%	27.9%	12/31/2021	1.64	0	0	0.75%	28.3%
12/31/2020	1.26	0	0	1.25%	25.8%	12/31/2020	1.27	0	0	1.00%	26.1%	12/31/2020	1.28	0	0	0.75%	26.5%
12/31/2019	1.00	0	0	1.25%	27.1%	12/31/2019	1.01	0	0	1.00%	27.4%	12/31/2019	1.01	0	0	0.75%	27.7%
12/31/2018	0.79	0	0	1.25%	-21.2%	12/31/2018	0.79	0	0	1.00%	-21.1%	12/31/2018	0.79	0	0	0.75%	-21.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.34	0	$0	0.50%	-19.1%	12/31/2022	$1.35	0	$0	0.25%	-18.9%	12/31/2022	$1.37	0	$0	0.00%	-18.7%
12/31/2021	1.65	0	0	0.50%	28.6%	12/31/2021	1.67	0	0	0.25%	28.9%	12/31/2021	1.68	0	0	0.00%	29.2%
12/31/2020	1.28	0	0	0.50%	26.8%	12/31/2020	1.29	0	0	0.25%	27.1%	12/31/2020	1.30	0	0	0.00%	27.4%
12/31/2019	1.01	0	0	0.50%	28.0%	12/31/2019	1.02	0	0	0.25%	28.4%	12/31/2019	1.02	0	0	0.00%	28.7%
12/31/2018	0.79	0	0	0.50%	-20.8%	12/31/2018	0.79	0	0	0.25%	-20.7%	12/31/2018	0.79	0	0	0.00%	-20.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.1%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Global Total Return Fund R6 Class - 06-3XW

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,662,361	$18,869,852	2,928,821
Receivables: investments sold	40,536
Payables: investments purchased	-
Net assets	$14,702,897

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$14,702,897	17,796,089	$0.83
Band 100	-	-	0.83
Band 75	-	-	0.84
Band 50	-	-	0.85
Band 25	-	-	0.86
Band 0	-	-	0.86
Total	$14,702,897	17,796,089

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$646,741
Mortality & expense charges			(206,515)
Net investment income (loss)			440,226

Gain (loss) on investments:
Net realized gain (loss)			(1,420,427)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(3,715,415)
Net gain (loss)			(5,135,842)

Increase (decrease) in net assets from operations			$(4,695,616)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$440,226	$143,066
Net realized gain (loss)		(1,420,427)	(32,322)
Realized gain distributions		-	83,629
Net change in unrealized appreciation (depreciation)		(3,715,415)	(526,439)

Increase (decrease) in net assets from operations		(4,695,616)	(332,066)

Contract owner transactions:
Proceeds from units sold		10,783,814	22,367,554
Cost of units redeemed		(12,885,194)	(1,684,002)
Account charges		(60,629)	(21,251)
Increase (decrease)		(2,162,009)	20,662,301
Net increase (decrease)		(6,857,625)	20,330,235
Net assets, beginning		21,560,522	1,230,287
Net assets, ending		$14,702,897	$21,560,522

Units sold		12,375,530	20,714,804
Units redeemed		(14,727,371)	(1,637,122)
Net increase (decrease)		(2,351,841)	19,077,682
Units outstanding, beginning		20,147,930	1,070,248
Units outstanding, ending		17,796,089	20,147,930

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$34,629,936
Cost of units redeemed/account charges			(14,945,795)
Net investment income (loss)			588,666
Net realized gain (loss)			(1,452,066)
Realized gain distributions			89,647
Net change in unrealized appreciation (depreciation)			(4,207,491)
Net assets			$14,702,897

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.83	17,796	$14,703	1.25%	-22.8%	12/31/2022	$0.83	0	$0	1.00%	-22.6%	12/31/2022	$0.84	0	$0	0.75%	-22.4%
12/31/2021	1.07	20,148	21,561	1.25%	-6.9%	12/31/2021	1.08	0	0	1.00%	-6.7%	12/31/2021	1.08	0	0	0.75%	-6.4%
12/31/2020	1.15	1,070	1,230	1.25%	8.7%	12/31/2020	1.15	0	0	1.00%	9.0%	12/31/2020	1.16	0	0	0.75%	9.2%
12/31/2019	1.06	0	0	1.25%	5.7%	12/31/2019	1.06	0	0	1.00%	5.9%	12/31/2019	1.06	0	0	0.75%	6.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.85	0	$0	0.50%	-22.2%	12/31/2022	$0.86	0	$0	0.25%	-22.0%	12/31/2022	$0.86	0	$0	0.00%	-21.8%
12/31/2021	1.09	0	0	0.50%	-6.2%	12/31/2021	1.10	0	0	0.25%	-6.0%	12/31/2021	1.11	0	0	0.00%	-5.7%
12/31/2020	1.16	0	0	0.50%	9.5%	12/31/2020	1.17	0	0	0.25%	9.8%	12/31/2020	1.17	0	0	0.00%	10.1%
12/31/2019	1.06	0	0	0.50%	6.2%	12/31/2019	1.06	0	0	0.25%	6.4%	12/31/2019	1.07	0	0	0.00%	6.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.6%
2021	2.1%
2020	1.4%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Day One Income Fund R6 Class - 06-44G

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,859	$11,280	1,040
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$9,860

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,860	9,461	$1.04
Band 100	-	-	1.05
Band 75	-	-	1.06
Band 50	-	-	1.07
Band 25	-	-	1.08
Band 0	-	-	1.09
Total	$9,860	9,461

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$494
Mortality & expense charges			(128)
Net investment income (loss)			366

Gain (loss) on investments:
Net realized gain (loss)			(4)
Realized gain distributions			245
Net change in unrealized appreciation (depreciation)			(2,038)
Net gain (loss)			(1,797)

Increase (decrease) in net assets from operations			$(1,431)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$366	$509
Net realized gain (loss)		(4)	12
Realized gain distributions		245	186
Net change in unrealized appreciation (depreciation)		(2,038)	111

Increase (decrease) in net assets from operations		(1,431)	818

Contract owner transactions:
Proceeds from units sold		53	914
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		53	914
Net increase (decrease)		(1,378)	1,732
Net assets, beginning		11,238	9,506
Net assets, ending		$9,860	$11,238

Units sold		49	808
Units redeemed		-	-
Net increase (decrease)		49	808
Units outstanding, beginning		9,412	8,604
Units outstanding, ending		9,461	9,412

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$9,859
Cost of units redeemed/account charges			-
Net investment income (loss)			934
Net realized gain (loss)			8
Realized gain distributions			480
Net change in unrealized appreciation (depreciation)			(1,421)
Net assets			$9,860

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.04	9	$10	1.25%	-12.7%	12/31/2022	$1.05	0	$0	1.00%	-12.5%	12/31/2022	$1.06	0	$0	0.75%	-12.3%
12/31/2021	1.19	9	11	1.25%	8.1%	12/31/2021	1.20	0	0	1.00%	8.3%	12/31/2021	1.21	0	0	0.75%	8.6%
12/31/2020	1.10	9	10	1.25%	7.0%	12/31/2020	1.11	0	0	1.00%	7.3%	12/31/2020	1.11	0	0	0.75%	7.6%
12/31/2019	1.03	8	8	1.25%	3.2%	12/31/2019	1.03	0	0	1.00%	3.3%	12/31/2019	1.03	0	0	0.75%	3.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.07	0	$0	0.50%	-12.1%	12/31/2022	$1.08	0	$0	0.25%	-11.8%	12/31/2022	$1.09	0	$0	0.00%	-11.6%
12/31/2021	1.22	0	0	0.50%	8.9%	12/31/2021	1.22	0	0	0.25%	9.1%	12/31/2021	1.23	0	0	0.00%	9.4%
12/31/2020	1.12	0	0	0.50%	7.8%	12/31/2020	1.12	0	0	0.25%	8.1%	12/31/2020	1.12	0	0	0.00%	8.4%
12/31/2019	1.04	0	0	0.50%	3.6%	12/31/2019	1.04	0	0	0.25%	3.7%	12/31/2019	1.04	0	0	0.00%	3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	4.7%
2021	6.2%
2020	1.9%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Day One 2045 Fund R6 Class - 06-44T

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$234,343	$270,592	22,276
Receivables: investments sold	10
Payables: investments purchased	-
Net assets	$234,353

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$234,353	202,273	$1.16
Band 100	-	-	1.17
Band 75	-	-	1.18
Band 50	-	-	1.19
Band 25	-	-	1.20
Band 0	-	-	1.21
Total	$234,353	202,273

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$5,428
Mortality & expense charges			(2,683)
Net investment income (loss)			2,745

Gain (loss) on investments:
Net realized gain (loss)			(596)
Realized gain distributions			11,443
Net change in unrealized appreciation (depreciation)			(50,237)
Net gain (loss)			(39,390)

Increase (decrease) in net assets from operations			$(36,645)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,745	$11,296
Net realized gain (loss)		(596)	7,051
Realized gain distributions		11,443	12,714
Net change in unrealized appreciation (depreciation)		(50,237)	(1,336)

Increase (decrease) in net assets from operations		(36,645)	29,725

Contract owner transactions:
Proceeds from units sold		74,887	53,903
Cost of units redeemed		(13,550)	(34,780)
Account charges		(198)	(180)
Increase (decrease)		61,139	18,943
Net increase (decrease)		24,494	48,668
Net assets, beginning		209,859	161,191
Net assets, ending		$234,353	$209,859

Units sold		61,336	41,369
Units redeemed		(11,290)	(26,651)
Net increase (decrease)		50,046	14,718
Units outstanding, beginning		152,227	137,509
Units outstanding, ending		202,273	152,227

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$283,654
Cost of units redeemed/account charges			(59,197)
Net investment income (loss)			14,836
Net realized gain (loss)			6,138
Realized gain distributions			25,171
Net change in unrealized appreciation (depreciation)			(36,249)
Net assets			$234,353

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.16	202	$234	1.25%	-16.0%	12/31/2022	$1.17	0	$0	1.00%	-15.7%	12/31/2022	$1.18	0	$0	0.75%	-15.5%
12/31/2021	1.38	152	210	1.25%	17.6%	12/31/2021	1.39	0	0	1.00%	17.9%	12/31/2021	1.40	0	0	0.75%	18.2%
12/31/2020	1.17	138	161	1.25%	10.2%	12/31/2020	1.18	0	0	1.00%	10.5%	12/31/2020	1.18	0	0	0.75%	10.8%
12/31/2019	1.06	107	114	1.25%	6.4%	12/31/2019	1.06	0	0	1.00%	6.5%	12/31/2019	1.07	0	0	0.75%	6.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.19	0	$0	0.50%	-15.3%	12/31/2022	$1.20	0	$0	0.25%	-15.1%	12/31/2022	$1.21	0	$0	0.00%	-14.9%
12/31/2021	1.40	0	0	0.50%	18.5%	12/31/2021	1.41	0	0	0.25%	18.8%	12/31/2021	1.42	0	0	0.00%	19.1%
12/31/2020	1.18	0	0	0.50%	11.0%	12/31/2020	1.19	0	0	0.25%	11.3%	12/31/2020	1.19	0	0	0.00%	11.6%
12/31/2019	1.07	0	0	0.50%	6.7%	12/31/2019	1.07	0	0	0.25%	6.8%	12/31/2019	1.07	0	0	0.00%	7.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.4%
2021	7.4%
2020	1.7%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Day One 2055 Fund R6 Class - 06-44W

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$95,935	$117,512	10,184
Receivables: investments sold	6
Payables: investments purchased	-
Net assets	$95,941

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$95,941	82,407	$1.16
Band 100	-	-	1.17
Band 75	-	-	1.18
Band 50	-	-	1.19
Band 25	-	-	1.20
Band 0	-	-	1.22
Total	$95,941	82,407

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,153)
Net investment income (loss)			(1,153)

Gain (loss) on investments:
Net realized gain (loss)			(768)
Realized gain distributions			4,781
Net change in unrealized appreciation (depreciation)			(19,324)
Net gain (loss)			(15,311)

Increase (decrease) in net assets from operations			$(16,464)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,153)	$5,154
Net realized gain (loss)		(768)	2,762
Realized gain distributions		4,781	16,964
Net change in unrealized appreciation (depreciation)		(19,324)	(9,813)

Increase (decrease) in net assets from operations		(16,464)	15,067

Contract owner transactions:
Proceeds from units sold		18,852	12,224
Cost of units redeemed		(2,447)	(13,545)
Account charges		(92)	(80)
Increase (decrease)		16,313	(1,401)
Net increase (decrease)		(151)	13,666
Net assets, beginning		96,092	82,426
Net assets, ending		$95,941	$96,092

Units sold		15,525	9,417
Units redeemed		(2,202)	(10,430)
Net increase (decrease)		13,323	(1,013)
Units outstanding, beginning		69,084	70,097
Units outstanding, ending		82,407	69,084

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$121,226
Cost of units redeemed/account charges			(32,255)
Net investment income (loss)			4,330
Net realized gain (loss)			1,876
Realized gain distributions			22,341
Net change in unrealized appreciation (depreciation)			(21,577)
Net assets			$95,941

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.16	82	$96	1.25%	-16.3%	12/31/2022	$1.17	0	$0	1.00%	-16.1%	12/31/2022	$1.18	0	$0	0.75%	-15.9%
12/31/2021	1.39	69	96	1.25%	18.3%	12/31/2021	1.40	0	0	1.00%	18.6%	12/31/2021	1.41	0	0	0.75%	18.9%
12/31/2020	1.18	70	82	1.25%	10.4%	12/31/2020	1.18	0	0	1.00%	10.6%	12/31/2020	1.18	0	0	0.75%	10.9%
12/31/2019	1.07	70	74	1.25%	6.6%	12/31/2019	1.07	0	0	1.00%	6.7%	12/31/2019	1.07	0	0	0.75%	6.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.19	0	$0	0.50%	-15.7%	12/31/2022	$1.20	0	$0	0.25%	-15.5%	12/31/2022	$1.22	0	$0	0.00%	-15.2%
12/31/2021	1.42	0	0	0.50%	19.2%	12/31/2021	1.43	0	0	0.25%	19.5%	12/31/2021	1.43	0	0	0.00%	19.8%
12/31/2020	1.19	0	0	0.50%	11.2%	12/31/2020	1.19	0	0	0.25%	11.5%	12/31/2020	1.20	0	0	0.00%	11.7%
12/31/2019	1.07	0	0	0.50%	6.9%	12/31/2019	1.07	0	0	0.25%	7.0%	12/31/2019	1.07	0	0	0.00%	7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	7.0%
2020	1.6%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Day One 2060 Fund R6 Class - 06-44X

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,981	$18,923	1,483
Receivables: investments sold	2
Payables: investments purchased	-
Net assets	$16,983

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$16,983	14,533	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	-	-	1.22
Total	$16,983	14,533

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$387
Mortality & expense charges			(181)
Net investment income (loss)			206

Gain (loss) on investments:
Net realized gain (loss)			1
Realized gain distributions			927
Net change in unrealized appreciation (depreciation)			(3,551)
Net gain (loss)			(2,623)

Increase (decrease) in net assets from operations			$(2,417)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$206	$737
Net realized gain (loss)		1	1,359
Realized gain distributions		927	193
Net change in unrealized appreciation (depreciation)		(3,551)	135

Increase (decrease) in net assets from operations		(2,417)	2,424

Contract owner transactions:
Proceeds from units sold		5,645	4,078
Cost of units redeemed		-	(5,755)
Account charges		-	-
Increase (decrease)		5,645	(1,677)
Net increase (decrease)		3,228	747
Net assets, beginning		13,755	13,008
Net assets, ending		$16,983	$13,755

Units sold		4,687	3,092
Units redeemed		-	(4,278)
Net increase (decrease)		4,687	(1,186)
Units outstanding, beginning		9,846	11,032
Units outstanding, ending		14,533	9,846

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$21,286
Cost of units redeemed/account charges			(5,878)
Net investment income (loss)			990
Net realized gain (loss)			1,353
Realized gain distributions			1,174
Net change in unrealized appreciation (depreciation)			(1,942)
Net assets			$16,983

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.17	15	$17	1.25%	-16.3%	12/31/2022	$1.18	0	$0	1.00%	-16.1%	12/31/2022	$1.19	0	$0	0.75%	-15.9%
12/31/2021	1.40	10	14	1.25%	18.5%	12/31/2021	1.41	0	0	1.00%	18.8%	12/31/2021	1.41	0	0	0.75%	19.1%
12/31/2020	1.18	11	13	1.25%	10.4%	12/31/2020	1.18	0	0	1.00%	10.7%	12/31/2020	1.19	0	0	0.75%	11.0%
12/31/2019	1.07	7	7	1.25%	6.8%	12/31/2019	1.07	0	0	1.00%	6.9%	12/31/2019	1.07	0	0	0.75%	7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.20	0	$0	0.50%	-15.7%	12/31/2022	$1.21	0	$0	0.25%	-15.5%	12/31/2022	$1.22	0	$0	0.00%	-15.3%
12/31/2021	1.42	0	0	0.50%	19.4%	12/31/2021	1.43	0	0	0.25%	19.7%	12/31/2021	1.44	0	0	0.00%	20.0%
12/31/2020	1.19	0	0	0.50%	11.3%	12/31/2020	1.20	0	0	0.25%	11.5%	12/31/2020	1.20	0	0	0.00%	11.8%
12/31/2019	1.07	0	0	0.50%	7.1%	12/31/2019	1.07	0	0	0.25%	7.2%	12/31/2019	1.07	0	0	0.00%	7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.5%
2021	6.8%
2020	1.6%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Day One 2015 Fund R6 Class - 06-44J (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.06
Band 100	-	-	1.07
Band 75	-	-	1.07
Band 50	-	-	1.08
Band 25	-	-	1.09
Band 0	-	-	1.10
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.06	0	$0	1.25%	-12.8%	12/31/2022	$1.07	0	$0	1.00%	-12.6%	12/31/2022	$1.07	0	$0	0.75%	-12.3%
12/31/2021	1.21	0	0	1.25%	9.0%	12/31/2021	1.22	0	0	1.00%	9.2%	12/31/2021	1.23	0	0	0.75%	9.5%
12/31/2020	1.11	0	0	1.25%	7.3%	12/31/2020	1.12	0	0	1.00%	7.6%	12/31/2020	1.12	0	0	0.75%	7.8%
12/31/2019	1.04	0	0	1.25%	3.6%	12/31/2019	1.04	0	0	1.00%	3.7%	12/31/2019	1.04	0	0	0.75%	3.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.08	0	$0	0.50%	-12.1%	12/31/2022	$1.09	0	$0	0.25%	-11.9%	12/31/2022	$1.10	0	$0	0.00%	-11.7%
12/31/2021	1.23	0	0	0.50%	9.8%	12/31/2021	1.24	0	0	0.25%	10.1%	12/31/2021	1.25	0	0	0.00%	10.3%
12/31/2020	1.12	0	0	0.50%	8.1%	12/31/2020	1.13	0	0	0.25%	8.4%	12/31/2020	1.13	0	0	0.00%	8.6%
12/31/2019	1.04	0	0	0.50%	4.0%	12/31/2019	1.04	0	0	0.25%	4.1%	12/31/2019	1.04	0	0	0.00%	4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Day One 2020 Fund R6 Class - 06-44K

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$429,922	$499,172	44,510
Receivables: investments sold	51
Payables: investments purchased	-
Net assets	$429,973

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$429,973	401,398	$1.07
Band 100	-	-	1.08
Band 75	-	-	1.09
Band 50	-	-	1.10
Band 25	-	-	1.11
Band 0	-	-	1.12
Total	$429,973	401,398

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$20,165
Mortality & expense charges			(5,322)
Net investment income (loss)			14,843

Gain (loss) on investments:
Net realized gain (loss)			(814)
Realized gain distributions			16,030
Net change in unrealized appreciation (depreciation)			(89,746)
Net gain (loss)			(74,530)

Increase (decrease) in net assets from operations			$(59,687)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$14,843	$22,046
Net realized gain (loss)		(814)	7,143
Realized gain distributions		16,030	12,282
Net change in unrealized appreciation (depreciation)		(89,746)	(1,589)

Increase (decrease) in net assets from operations		(59,687)	39,882

Contract owner transactions:
Proceeds from units sold		71,380	74,950
Cost of units redeemed		(23,822)	(58,578)
Account charges		(255)	(279)
Increase (decrease)		47,303	16,093
Net increase (decrease)		(12,384)	55,975
Net assets, beginning		442,357	386,382
Net assets, ending		$429,973	$442,357

Units sold		63,715	63,447
Units redeemed		(21,458)	(49,973)
Net increase (decrease)		42,257	13,474
Units outstanding, beginning		359,141	345,667
Units outstanding, ending		401,398	359,141

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$595,694
Cost of units redeemed/account charges			(175,252)
Net investment income (loss)			38,385
Net realized gain (loss)			8,516
Realized gain distributions			31,880
Net change in unrealized appreciation (depreciation)			(69,250)
Net assets			$429,973

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.07	401	$430	1.25%	-13.0%	12/31/2022	$1.08	0	$0	1.00%	-12.8%	12/31/2022	$1.09	0	$0	0.75%	-12.6%
12/31/2021	1.23	359	442	1.25%	10.2%	12/31/2021	1.24	0	0	1.00%	10.5%	12/31/2021	1.25	0	0	0.75%	10.7%
12/31/2020	1.12	346	386	1.25%	7.5%	12/31/2020	1.12	0	0	1.00%	7.8%	12/31/2020	1.13	0	0	0.75%	8.1%
12/31/2019	1.04	359	373	1.25%	3.9%	12/31/2019	1.04	0	0	1.00%	4.0%	12/31/2019	1.04	0	0	0.75%	4.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.10	0	$0	0.50%	-12.4%	12/31/2022	$1.11	0	$0	0.25%	-12.2%	12/31/2022	$1.12	0	$0	0.00%	-11.9%
12/31/2021	1.25	0	0	0.50%	11.0%	12/31/2021	1.26	0	0	0.25%	11.3%	12/31/2021	1.27	0	0	0.00%	11.6%
12/31/2020	1.13	0	0	0.50%	8.4%	12/31/2020	1.13	0	0	0.25%	8.6%	12/31/2020	1.14	0	0	0.00%	8.9%
12/31/2019	1.04	0	0	0.50%	4.3%	12/31/2019	1.04	0	0	0.25%	4.4%	12/31/2019	1.05	0	0	0.00%	4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	4.6%
2021	6.6%
2020	1.6%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Day One 2025 Fund R6 Class - 06-44M

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$643,783	$738,637	65,034
Receivables: investments sold	54
Payables: investments purchased	-
Net assets	$643,837

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$643,837	592,644	$1.09
Band 100	-	-	1.10
Band 75	-	-	1.11
Band 50	-	-	1.11
Band 25	-	-	1.12
Band 0	-	-	1.13
Total	$643,837	592,644

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$28,055
Mortality & expense charges			(7,804)
Net investment income (loss)			20,251

Gain (loss) on investments:
Net realized gain (loss)			(2,601)
Realized gain distributions			18,345
Net change in unrealized appreciation (depreciation)			(126,288)
Net gain (loss)			(110,544)

Increase (decrease) in net assets from operations			$(90,293)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$20,251	$33,213
Net realized gain (loss)		(2,601)	1,393
Realized gain distributions		18,345	22,435
Net change in unrealized appreciation (depreciation)		(126,288)	2,456

Increase (decrease) in net assets from operations		(90,293)	59,497

Contract owner transactions:
Proceeds from units sold		159,844	117,087
Cost of units redeemed		(74,956)	(4,570)
Account charges		(159)	(90)
Increase (decrease)		84,729	112,427
Net increase (decrease)		(5,564)	171,924
Net assets, beginning		649,401	477,477
Net assets, ending		$643,837	$649,401

Units sold		140,568	97,434
Units redeemed		(65,819)	(3,805)
Net increase (decrease)		74,749	93,629
Units outstanding, beginning		517,895	424,266
Units outstanding, ending		592,644	517,895

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$734,178
Cost of units redeemed/account charges			(94,161)
Net investment income (loss)			55,784
Net realized gain (loss)			(1,809)
Realized gain distributions			44,699
Net change in unrealized appreciation (depreciation)			(94,854)
Net assets			$643,837

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.09	593	$644	1.25%	-13.4%	12/31/2022	$1.10	0	$0	1.00%	-13.1%	12/31/2022	$1.11	0	$0	0.75%	-12.9%
12/31/2021	1.25	518	649	1.25%	11.4%	12/31/2021	1.26	0	0	1.00%	11.7%	12/31/2021	1.27	0	0	0.75%	12.0%
12/31/2020	1.13	424	477	1.25%	7.9%	12/31/2020	1.13	0	0	1.00%	8.2%	12/31/2020	1.13	0	0	0.75%	8.5%
12/31/2019	1.04	346	361	1.25%	4.3%	12/31/2019	1.04	0	0	1.00%	4.4%	12/31/2019	1.04	0	0	0.75%	4.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.11	0	$0	0.50%	-12.7%	12/31/2022	$1.12	0	$0	0.25%	-12.5%	12/31/2022	$1.13	0	$0	0.00%	-12.3%
12/31/2021	1.28	0	0	0.50%	12.3%	12/31/2021	1.28	0	0	0.25%	12.5%	12/31/2021	1.29	0	0	0.00%	12.8%
12/31/2020	1.14	0	0	0.50%	8.7%	12/31/2020	1.14	0	0	0.25%	9.0%	12/31/2020	1.15	0	0	0.00%	9.3%
12/31/2019	1.05	0	0	0.50%	4.6%	12/31/2019	1.05	0	0	0.25%	4.7%	12/31/2019	1.05	0	0	0.00%	4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	4.3%
2021	7.1%
2020	1.7%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Day One 2030 Fund R6 Class - 06-44N

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$384,143	$439,716	36,939
Receivables: investments sold	29
Payables: investments purchased	-
Net assets	$384,172

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$384,172	345,591	$1.11
Band 100	-	-	1.12
Band 75	-	-	1.13
Band 50	-	-	1.14
Band 25	-	-	1.15
Band 0	-	-	1.16
Total	$384,172	345,591

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$16,575
Mortality & expense charges			(4,667)
Net investment income (loss)			11,908

Gain (loss) on investments:
Net realized gain (loss)			3,848
Realized gain distributions			16,329
Net change in unrealized appreciation (depreciation)			(89,914)
Net gain (loss)			(69,737)

Increase (decrease) in net assets from operations			$(57,829)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11,908	$22,090
Net realized gain (loss)		3,848	2,728
Realized gain distributions		16,329	8,545
Net change in unrealized appreciation (depreciation)		(89,914)	12,164

Increase (decrease) in net assets from operations		(57,829)	45,527

Contract owner transactions:
Proceeds from units sold		93,902	83,829
Cost of units redeemed		(81,609)	(15,547)
Account charges		(395)	(318)
Increase (decrease)		11,898	67,964
Net increase (decrease)		(45,931)	113,491
Net assets, beginning		430,103	316,612
Net assets, ending		$384,172	$430,103

Units sold		80,952	67,932
Units redeemed		(67,677)	(12,981)
Net increase (decrease)		13,275	54,951
Units outstanding, beginning		332,316	277,365
Units outstanding, ending		345,591	332,316

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$472,989
Cost of units redeemed/account charges			(102,768)
Net investment income (loss)			35,642
Net realized gain (loss)			6,604
Realized gain distributions			27,278
Net change in unrealized appreciation (depreciation)			(55,573)
Net assets			$384,172

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.11	346	$384	1.25%	-14.1%	12/31/2022	$1.12	0	$0	1.00%	-13.9%	12/31/2022	$1.13	0	$0	0.75%	-13.7%
12/31/2021	1.29	332	430	1.25%	13.4%	12/31/2021	1.30	0	0	1.00%	13.7%	12/31/2021	1.31	0	0	0.75%	13.9%
12/31/2020	1.14	277	317	1.25%	8.6%	12/31/2020	1.15	0	0	1.00%	8.9%	12/31/2020	1.15	0	0	0.75%	9.1%
12/31/2019	1.05	218	229	1.25%	5.1%	12/31/2019	1.05	0	0	1.00%	5.2%	12/31/2019	1.05	0	0	0.75%	5.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.14	0	$0	0.50%	-13.5%	12/31/2022	$1.15	0	$0	0.25%	-13.2%	12/31/2022	$1.16	0	$0	0.00%	-13.0%
12/31/2021	1.32	0	0	0.50%	14.2%	12/31/2021	1.33	0	0	0.25%	14.5%	12/31/2021	1.33	0	0	0.00%	14.8%
12/31/2020	1.15	0	0	0.50%	9.4%	12/31/2020	1.16	0	0	0.25%	9.7%	12/31/2020	1.16	0	0	0.00%	10.0%
12/31/2019	1.05	0	0	0.50%	5.5%	12/31/2019	1.06	0	0	0.25%	5.6%	12/31/2019	1.06	0	0	0.00%	5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	4.1%
2021	7.2%
2020	1.8%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Day One 2035 Fund R6 Class - 06-44P

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$608,040	$703,846	58,752
Receivables: investments sold	48
Payables: investments purchased	-
Net assets	$608,088

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$608,088	534,895	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.19
Total	$608,088	534,895

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$20,246
Mortality & expense charges			(7,541)
Net investment income (loss)			12,705

Gain (loss) on investments:
Net realized gain (loss)			(7,741)
Realized gain distributions			25,951
Net change in unrealized appreciation (depreciation)			(129,800)
Net gain (loss)			(111,590)

Increase (decrease) in net assets from operations			$(98,885)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$12,705	$32,832
Net realized gain (loss)		(7,741)	6,025
Realized gain distributions		25,951	31,032
Net change in unrealized appreciation (depreciation)		(129,800)	(1,060)

Increase (decrease) in net assets from operations		(98,885)	68,829

Contract owner transactions:
Proceeds from units sold		183,250	175,243
Cost of units redeemed		(79,634)	(48,622)
Account charges		(624)	(464)
Increase (decrease)		102,992	126,157
Net increase (decrease)		4,107	194,986
Net assets, beginning		603,981	408,995
Net assets, ending		$608,088	$603,981

Units sold		155,258	139,019
Units redeemed		(71,277)	(40,779)
Net increase (decrease)		83,981	98,240
Units outstanding, beginning		450,914	352,674
Units outstanding, ending		534,895	450,914

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$788,391
Cost of units redeemed/account charges			(183,770)
Net investment income (loss)			47,419
Net realized gain (loss)			(8,255)
Realized gain distributions			60,109
Net change in unrealized appreciation (depreciation)			(95,806)
Net assets			$608,088

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.14	535	$608	1.25%	-15.1%	12/31/2022	$1.15	0	$0	1.00%	-14.9%	12/31/2022	$1.16	0	$0	0.75%	-14.7%
12/31/2021	1.34	451	604	1.25%	15.5%	12/31/2021	1.35	0	0	1.00%	15.8%	12/31/2021	1.36	0	0	0.75%	16.1%
12/31/2020	1.16	353	409	1.25%	9.7%	12/31/2020	1.16	0	0	1.00%	9.9%	12/31/2020	1.17	0	0	0.75%	10.2%
12/31/2019	1.06	302	320	1.25%	5.7%	12/31/2019	1.06	0	0	1.00%	5.9%	12/31/2019	1.06	0	0	0.75%	6.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.17	0	$0	0.50%	-14.5%	12/31/2022	$1.18	0	$0	0.25%	-14.3%	12/31/2022	$1.19	0	$0	0.00%	-14.1%
12/31/2021	1.36	0	0	0.50%	16.4%	12/31/2021	1.37	0	0	0.25%	16.7%	12/31/2021	1.38	0	0	0.00%	17.0%
12/31/2020	1.17	0	0	0.50%	10.5%	12/31/2020	1.18	0	0	0.25%	10.8%	12/31/2020	1.18	0	0	0.00%	11.1%
12/31/2019	1.06	0	0	0.50%	6.1%	12/31/2019	1.06	0	0	0.25%	6.2%	12/31/2019	1.06	0	0	0.00%	6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.3%
2021	7.7%
2020	1.7%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Day One 2040 Fund R6 Class - 06-44R

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$457,194	$515,322	42,296
Receivables: investments sold	33
Payables: investments purchased	-
Net assets	$457,227

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$457,227	398,192	$1.15
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$457,227	398,192

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$15,541
Mortality & expense charges			(5,488)
Net investment income (loss)			10,053

Gain (loss) on investments:
Net realized gain (loss)			6,224
Realized gain distributions			23,570
Net change in unrealized appreciation (depreciation)			(113,804)
Net gain (loss)			(84,010)

Increase (decrease) in net assets from operations			$(73,957)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$10,053	$27,943
Net realized gain (loss)		6,224	3,885
Realized gain distributions		23,570	13,628
Net change in unrealized appreciation (depreciation)		(113,804)	22,583

Increase (decrease) in net assets from operations		(73,957)	68,039

Contract owner transactions:
Proceeds from units sold		82,316	59,350
Cost of units redeemed		(58,297)	(24,291)
Account charges		(252)	(239)
Increase (decrease)		23,767	34,820
Net increase (decrease)		(50,190)	102,859
Net assets, beginning		507,417	404,558
Net assets, ending		$457,227	$507,417

Units sold		68,899	46,121
Units redeemed		(44,550)	(20,167)
Net increase (decrease)		24,349	25,954
Units outstanding, beginning		373,843	347,889
Units outstanding, ending		398,192	373,843

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$523,358
Cost of units redeemed/account charges			(96,540)
Net investment income (loss)			39,786
Net realized gain (loss)			8,868
Realized gain distributions			39,883
Net change in unrealized appreciation (depreciation)			(58,128)
Net assets			$457,227

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.15	398	$457	1.25%	-15.4%	12/31/2022	$1.16	0	$0	1.00%	-15.2%	12/31/2022	$1.17	0	$0	0.75%	-15.0%
12/31/2021	1.36	374	507	1.25%	16.7%	12/31/2021	1.37	0	0	1.00%	17.0%	12/31/2021	1.37	0	0	0.75%	17.3%
12/31/2020	1.16	348	405	1.25%	9.6%	12/31/2020	1.17	0	0	1.00%	9.9%	12/31/2020	1.17	0	0	0.75%	10.2%
12/31/2019	1.06	312	331	1.25%	6.1%	12/31/2019	1.06	0	0	1.00%	6.2%	12/31/2019	1.06	0	0	0.75%	6.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.18	0	$0	0.50%	-14.8%	12/31/2022	$1.19	0	$0	0.25%	-14.6%	12/31/2022	$1.20	0	$0	0.00%	-14.3%
12/31/2021	1.38	0	0	0.50%	17.6%	12/31/2021	1.39	0	0	0.25%	17.9%	12/31/2021	1.40	0	0	0.00%	18.2%
12/31/2020	1.18	0	0	0.50%	10.5%	12/31/2020	1.18	0	0	0.25%	10.7%	12/31/2020	1.18	0	0	0.00%	11.0%
12/31/2019	1.06	0	0	0.50%	6.4%	12/31/2019	1.07	0	0	0.25%	6.5%	12/31/2019	1.07	0	0	0.00%	6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.2%
2021	7.4%
2020	1.6%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Day One 2050 Fund R6 Class - 06-44V

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$190,931	$217,917	17,470
Receivables: investments sold	19
Payables: investments purchased	-
Net assets	$190,950

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$190,950	164,498	$1.16
Band 100	-	-	1.17
Band 75	-	-	1.18
Band 50	-	-	1.19
Band 25	-	-	1.20
Band 0	-	-	1.21
Total	$190,950	164,498

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$3,854
Mortality & expense charges			(2,430)
Net investment income (loss)			1,424

Gain (loss) on investments:
Net realized gain (loss)			(767)
Realized gain distributions			11,627
Net change in unrealized appreciation (depreciation)			(47,553)
Net gain (loss)			(36,693)

Increase (decrease) in net assets from operations			$(35,269)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,424	$11,347
Net realized gain (loss)		(767)	1,987
Realized gain distributions		11,627	7,675
Net change in unrealized appreciation (depreciation)		(47,553)	7,346

Increase (decrease) in net assets from operations		(35,269)	28,355

Contract owner transactions:
Proceeds from units sold		31,075	46,195
Cost of units redeemed		(14,105)	(7,909)
Account charges		(231)	(111)
Increase (decrease)		16,739	38,175
Net increase (decrease)		(18,530)	66,530
Net assets, beginning		209,480	142,950
Net assets, ending		$190,950	$209,480

Units sold		25,629	35,478
Units redeemed		(12,366)	(6,063)
Net increase (decrease)		13,263	29,415
Units outstanding, beginning		151,235	121,820
Units outstanding, ending		164,498	151,235

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$230,403
Cost of units redeemed/account charges			(48,038)
Net investment income (loss)			13,295
Net realized gain (loss)			2,078
Realized gain distributions			20,198
Net change in unrealized appreciation (depreciation)			(26,986)
Net assets			$190,950

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.16	164	$191	1.25%	-16.2%	12/31/2022	$1.17	0	$0	1.00%	-16.0%	12/31/2022	$1.18	0	$0	0.75%	-15.8%
12/31/2021	1.39	151	209	1.25%	18.0%	12/31/2021	1.39	0	0	1.00%	18.3%	12/31/2021	1.40	0	0	0.75%	18.6%
12/31/2020	1.17	122	143	1.25%	10.2%	12/31/2020	1.18	0	0	1.00%	10.5%	12/31/2020	1.18	0	0	0.75%	10.8%
12/31/2019	1.06	112	119	1.25%	6.5%	12/31/2019	1.07	0	0	1.00%	6.6%	12/31/2019	1.07	0	0	0.75%	6.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.19	0	$0	0.50%	-15.6%	12/31/2022	$1.20	0	$0	0.25%	-15.4%	12/31/2022	$1.21	0	$0	0.00%	-15.1%
12/31/2021	1.41	0	0	0.50%	18.9%	12/31/2021	1.42	0	0	0.25%	19.2%	12/31/2021	1.43	0	0	0.00%	19.5%
12/31/2020	1.19	0	0	0.50%	11.0%	12/31/2020	1.19	0	0	0.25%	11.3%	12/31/2020	1.19	0	0	0.00%	11.6%
12/31/2019	1.07	0	0	0.50%	6.8%	12/31/2019	1.07	0	0	0.25%	6.9%	12/31/2019	1.07	0	0	0.00%	7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.9%
2021	7.7%
2020	1.6%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Financial Services Fund A Class - 06-456

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$101,888	$116,435	6,201
Receivables: investments sold	9
Payables: investments purchased	-
Net assets	$101,897

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$86,714	43,387	$2.00
Band 100	15,183	7,353	2.06
Band 75	-	-	2.13
Band 50	-	-	2.20
Band 25	-	-	2.28
Band 0	-	-	2.35
Total	$101,897	50,740

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$66
Mortality & expense charges			(1,431)
Net investment income (loss)			(1,365)

Gain (loss) on investments:
Net realized gain (loss)			(7,816)
Realized gain distributions			2,654
Net change in unrealized appreciation (depreciation)			(22,567)
Net gain (loss)			(27,729)

Increase (decrease) in net assets from operations			$(29,094)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,365)	$(1,760)
Net realized gain (loss)		(7,816)	33,276
Realized gain distributions		2,654	15,475
Net change in unrealized appreciation (depreciation)		(22,567)	(13,613)

Increase (decrease) in net assets from operations		(29,094)	33,378

Contract owner transactions:
Proceeds from units sold		48,627	127,671
Cost of units redeemed		(90,902)	(99,129)
Account charges		(36)	(43)
Increase (decrease)		(42,311)	28,499
Net increase (decrease)		(71,405)	61,877
Net assets, beginning		173,302	111,425
Net assets, ending		$101,897	$173,302

Units sold		21,128	55,752
Units redeemed		(40,689)	(41,982)
Net increase (decrease)		(19,561)	13,770
Units outstanding, beginning		70,301	56,531
Units outstanding, ending		50,740	70,301

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,627,811
Cost of units redeemed/account charges			(1,590,955)
Net investment income (loss)			(5,284)
Net realized gain (loss)			(6,333)
Realized gain distributions			91,205
Net change in unrealized appreciation (depreciation)			(14,547)
Net assets			$101,897

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.00	43	$87	1.25%	-18.6%	12/31/2022	$2.06	7	$15	1.00%	-18.4%	12/31/2022	$2.13	0	$0	0.75%	-18.2%
12/31/2021	2.46	62	153	1.25%	25.1%	12/31/2021	2.53	8	20	1.00%	25.4%	12/31/2021	2.61	0	0	0.75%	25.8%
12/31/2020	1.96	49	95	1.25%	9.1%	12/31/2020	2.02	8	16	1.00%	9.4%	12/31/2020	2.07	0	0	0.75%	9.7%
12/31/2019	1.80	143	257	1.25%	31.7%	12/31/2019	1.85	11	20	1.00%	32.0%	12/31/2019	1.89	0	0	0.75%	32.3%
12/31/2018	1.37	130	177	1.25%	-15.0%	12/31/2018	1.40	20	29	1.00%	-14.8%	12/31/2018	1.43	0	0	0.75%	-14.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.20	0	$0	0.50%	-18.0%	12/31/2022	$2.28	0	$0	0.25%	-17.8%	12/31/2022	$2.35	0	$0	0.00%	-17.6%
12/31/2021	2.69	0	0	0.50%	26.1%	12/31/2021	2.77	0	0	0.25%	26.4%	12/31/2021	2.86	0	0	0.00%	26.7%
12/31/2020	2.13	0	0	0.50%	9.9%	12/31/2020	2.19	0	0	0.25%	10.2%	12/31/2020	2.25	0	0	0.00%	10.5%
12/31/2019	1.94	0	0	0.50%	32.7%	12/31/2019	1.99	0	0	0.25%	33.0%	12/31/2019	2.04	0	0	0.00%	33.3%
12/31/2018	1.46	0	0	0.50%	-14.3%	12/31/2018	1.50	0	0	0.25%	-14.1%	12/31/2018	1.53	0	0	0.00%	-13.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.2%
2020	0.2%
2019	0.6%
2018	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Glbl Opps R6 Retirement Class - 06-4R9

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$187,140	$283,454	6,700
Receivables: investments sold	11
Payables: investments purchased	-
Net assets	$187,151

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$187,151	265,336	$0.71
Band 100	-	-	0.71
Band 75	-	-	0.71
Band 50	-	-	0.72
Band 25	-	-	0.72
Band 0	-	-	0.72
Total	$187,151	265,336

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,280)
Net investment income (loss)			(2,280)

Gain (loss) on investments:
Net realized gain (loss)			(7,444)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(77,211)
Net gain (loss)			(84,655)

Increase (decrease) in net assets from operations			$(86,935)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,280)	$(174)
Net realized gain (loss)		(7,444)	(11)
Realized gain distributions		-	12,161
Net change in unrealized appreciation (depreciation)		(77,211)	(19,103)

Increase (decrease) in net assets from operations		(86,935)	(7,127)

Contract owner transactions:
Proceeds from units sold		149,294	142,586
Cost of units redeemed		(9,841)	-
Account charges		(815)	(11)
Increase (decrease)		138,638	142,575
Net increase (decrease)		51,703	135,448
Net assets, beginning		135,448	-
Net assets, ending		$187,151	$135,448

Units sold		163,436	114,685
Units redeemed		(12,776)	(9)
Net increase (decrease)		150,660	114,676
Units outstanding, beginning		114,676	-
Units outstanding, ending		265,336	114,676

* Date of Fund Inception into Variable Account: 11 /20 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$291,880
Cost of units redeemed/account charges			(10,667)
Net investment income (loss)			(2,454)
Net realized gain (loss)			(7,455)
Realized gain distributions			12,161
Net change in unrealized appreciation (depreciation)			(96,314)
Net assets			$187,151

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.71	265	$187	1.25%	-40.3%	12/31/2022	$0.71	0	$0	1.00%	-40.1%	12/31/2022	$0.71	0	$0	0.75%	-40.0%
12/31/2021	1.18	115	135	1.25%	6.5%	12/31/2021	1.18	0	0	1.00%	6.7%	12/31/2021	1.19	0	0	0.75%	7.0%
12/31/2020	1.11	0	0	1.25%	11.0%	12/31/2020	1.11	0	0	1.00%	11.0%	12/31/2020	1.11	0	0	0.75%	11.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.72	0	$0	0.50%	-39.8%	12/31/2022	$0.72	0	$0	0.25%	-39.7%	12/31/2022	$0.72	0	$0	0.00%	-39.5%
12/31/2021	1.19	0	0	0.50%	7.3%	12/31/2021	1.19	0	0	0.25%	7.5%	12/31/2021	1.20	0	0	0.00%	7.8%
12/31/2020	1.11	0	0	0.50%	11.1%	12/31/2020	1.11	0	0	0.25%	11.1%	12/31/2020	1.11	0	0	0.00%	11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Growth R6 Class - 06-4Y6 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.63
Band 100	-	-	0.64
Band 75	-	-	0.64
Band 50	-	-	0.64
Band 25	-	-	0.64
Band 0	-	-	0.65
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.63	0	$0	1.25%	-38.4%	12/31/2022	$0.64	0	$0	1.00%	-38.2%	12/31/2022	$0.64	0	$0	0.75%	-38.1%
12/31/2021	1.03	0	0	1.25%	2.9%	12/31/2021	1.03	0	0	1.00%	3.1%	12/31/2021	1.03	0	0	0.75%	3.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.64	0	$0	0.50%	-37.9%	12/31/2022	$0.64	0	$0	0.25%	-37.8%	12/31/2022	$0.65	0	$0	0.00%	-37.6%
12/31/2021	1.03	0	0	0.50%	3.3%	12/31/2021	1.03	0	0	0.25%	3.4%	12/31/2021	1.04	0	0	0.00%	3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Financial Services Fund Z Class - 06-457

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$248,541	$250,464	14,588
Receivables: investments sold	54
Payables: investments purchased	-
Net assets	$248,595

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$248,595	119,573	$2.08
Band 100	-	-	2.15
Band 75	-	-	2.22
Band 50	-	-	2.29
Band 25	-	-	2.37
Band 0	-	-	2.45
Total	$248,595	119,573

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$889
Mortality & expense charges			(4,112)
Net investment income (loss)			(3,223)

Gain (loss) on investments:
Net realized gain (loss)			8,495
Realized gain distributions			6,225
Net change in unrealized appreciation (depreciation)			(85,845)
Net gain (loss)			(71,125)

Increase (decrease) in net assets from operations			$(74,348)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,223)	$(3,169)
Net realized gain (loss)		8,495	7,750
Realized gain distributions		6,225	36,292
Net change in unrealized appreciation (depreciation)		(85,845)	45,767

Increase (decrease) in net assets from operations		(74,348)	86,640

Contract owner transactions:
Proceeds from units sold		33,394	7,712
Cost of units redeemed		(123,151)	(25,109)
Account charges		-	-
Increase (decrease)		(89,757)	(17,397)
Net increase (decrease)		(164,105)	69,243
Net assets, beginning		412,700	343,457
Net assets, ending		$248,595	$412,700

Units sold		15,491	3,185
Units redeemed		(57,903)	(10,387)
Net increase (decrease)		(42,412)	(7,202)
Units outstanding, beginning		161,985	169,187
Units outstanding, ending		119,573	161,985

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,397,458
Cost of units redeemed/account charges			(1,246,488)
Net investment income (loss)			(1,911)
Net realized gain (loss)			(4,617)
Realized gain distributions			106,076
Net change in unrealized appreciation (depreciation)			(1,923)
Net assets			$248,595

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.08	120	$249	1.25%	-18.4%	12/31/2022	$2.15	0	$0	1.00%	-18.2%	12/31/2022	$2.22	0	$0	0.75%	-18.0%
12/31/2021	2.55	162	413	1.25%	25.5%	12/31/2021	2.63	0	0	1.00%	25.8%	12/31/2021	2.71	0	0	0.75%	26.1%
12/31/2020	2.03	169	343	1.25%	9.4%	12/31/2020	2.09	0	0	1.00%	9.7%	12/31/2020	2.15	0	0	0.75%	10.0%
12/31/2019	1.85	95	176	1.25%	32.1%	12/31/2019	1.90	0	0	1.00%	32.4%	12/31/2019	1.95	0	0	0.75%	32.7%
12/31/2018	1.40	95	133	1.25%	-14.6%	12/31/2018	1.44	0	0	1.00%	-14.4%	12/31/2018	1.47	0	0	0.75%	-14.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.29	0	$0	0.50%	-17.8%	12/31/2022	$2.37	0	$0	0.25%	-17.6%	12/31/2022	$2.45	0	$0	0.00%	-17.4%
12/31/2021	2.79	0	0	0.50%	26.4%	12/31/2021	2.87	0	0	0.25%	26.8%	12/31/2021	2.96	0	0	0.00%	27.1%
12/31/2020	2.21	0	0	0.50%	10.3%	12/31/2020	2.27	0	0	0.25%	10.5%	12/31/2020	2.33	0	0	0.00%	10.8%
12/31/2019	2.00	0	0	0.50%	33.1%	12/31/2019	2.05	0	0	0.25%	33.4%	12/31/2019	2.10	0	0	0.00%	33.7%
12/31/2018	1.50	0	0	0.50%	-14.0%	12/31/2018	1.54	0	0	0.25%	-13.8%	12/31/2018	1.57	0	0	0.00%	-13.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.3%
2021	0.5%
2020	0.8%
2019	0.9%
2018	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Global Real Estate Fund A Class - 06-531

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$183,523	$238,376	10,421
Receivables: investments sold	-
Payables: investments purchased	(619)
Net assets	$182,904

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$101,931	59,859	$1.70
Band 100	80,973	46,077	1.76
Band 75	-	-	1.81
Band 50	-	-	1.87
Band 25	-	-	1.93
Band 0	-	-	1.99
Total	$182,904	105,936

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$3,298
Mortality & expense charges			(2,393)
Net investment income (loss)			905

Gain (loss) on investments:
Net realized gain (loss)			(9,089)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(61,846)
Net gain (loss)			(70,935)

Increase (decrease) in net assets from operations			$(70,030)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$905	$3,142
Net realized gain (loss)		(9,089)	12,972
Realized gain distributions		-	34,358
Net change in unrealized appreciation (depreciation)		(61,846)	21,485

Increase (decrease) in net assets from operations		(70,030)	71,957

Contract owner transactions:
Proceeds from units sold		33,176	33,645
Cost of units redeemed		(64,341)	(121,054)
Account charges		(125)	(117)
Increase (decrease)		(31,290)	(87,526)
Net increase (decrease)		(101,320)	(15,569)
Net assets, beginning		284,224	299,793
Net assets, ending		$182,904	$284,224

Units sold		18,227	15,309
Units redeemed		(31,047)	(54,986)
Net increase (decrease)		(12,820)	(39,677)
Units outstanding, beginning		118,756	158,433
Units outstanding, ending		105,936	118,756

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$3,480,883
Cost of units redeemed/account charges			(3,665,228)
Net investment income (loss)			107,186
Net realized gain (loss)			197,353
Realized gain distributions			117,563
Net change in unrealized appreciation (depreciation)			(54,853)
Net assets			$182,904

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.70	60	$102	1.25%	-27.9%	12/31/2022	$1.76	46	$81	1.00%	-27.7%	12/31/2022	$1.81	0	$0	0.75%	-27.5%
12/31/2021	2.36	64	151	1.25%	25.8%	12/31/2021	2.43	55	134	1.00%	26.1%	12/31/2021	2.50	0	0	0.75%	26.5%
12/31/2020	1.88	109	204	1.25%	-6.0%	12/31/2020	1.93	50	96	1.00%	-5.8%	12/31/2020	1.98	0	0	0.75%	-5.5%
12/31/2019	2.00	192	384	1.25%	22.5%	12/31/2019	2.05	61	125	1.00%	22.9%	12/31/2019	2.09	0	0	0.75%	23.2%
12/31/2018	1.63	259	423	1.25%	-6.4%	12/31/2018	1.66	57	95	1.00%	-6.2%	12/31/2018	1.70	0	0	0.75%	-6.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.87	0	$0	0.50%	-27.3%	12/31/2022	$1.93	0	$0	0.25%	-27.2%	12/31/2022	$1.99	0	$0	0.00%	-27.0%
12/31/2021	2.58	0	0	0.50%	26.8%	12/31/2021	2.65	0	0	0.25%	27.1%	12/31/2021	2.73	0	0	0.00%	27.4%
12/31/2020	2.03	0	0	0.50%	-5.3%	12/31/2020	2.09	0	0	0.25%	-5.1%	12/31/2020	2.14	0	0	0.00%	-4.8%
12/31/2019	2.15	0	0	0.50%	23.5%	12/31/2019	2.20	0	0	0.25%	23.8%	12/31/2019	2.25	0	0	0.00%	24.1%
12/31/2018	1.74	0	0	0.50%	-5.7%	12/31/2018	1.78	0	0	0.25%	-5.5%	12/31/2018	1.81	0	0	0.00%	-5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.4%
2021	2.3%
2020	1.0%
2019	4.4%
2018	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Health Sciences Fund A Class - 06-458

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$678,223	$807,883	19,942
Receivables: investments sold	-
Payables: investments purchased	(365)
Net assets	$677,858

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$446,471	80,371	$5.56
Band 100	231,387	40,318	5.74
Band 75	-	-	5.93
Band 50	-	-	6.13
Band 25	-	-	6.33
Band 0	-	-	6.54
Total	$677,858	120,689

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(8,815)
Net investment income (loss)			(8,815)

Gain (loss) on investments:
Net realized gain (loss)			(61,881)
Realized gain distributions			12,090
Net change in unrealized appreciation (depreciation)			(57,427)
Net gain (loss)			(107,218)

Increase (decrease) in net assets from operations			$(116,033)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(8,815)	$(11,316)
Net realized gain (loss)		(61,881)	22,004
Realized gain distributions		12,090	253,629
Net change in unrealized appreciation (depreciation)		(57,427)	(220,505)

Increase (decrease) in net assets from operations		(116,033)	43,812

Contract owner transactions:
Proceeds from units sold		23,544	18,362
Cost of units redeemed		(186,725)	(163,859)
Account charges		(176)	(157)
Increase (decrease)		(163,357)	(145,654)
Net increase (decrease)		(279,390)	(101,842)
Net assets, beginning		957,248	1,059,090
Net assets, ending		$677,858	$957,248

Units sold		4,801	3,007
Units redeemed		(34,812)	(27,004)
Net increase (decrease)		(30,011)	(23,997)
Units outstanding, beginning		150,700	174,697
Units outstanding, ending		120,689	150,700

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$9,389,287
Cost of units redeemed/account charges			(10,163,908)
Net investment income (loss)			(229,806)
Net realized gain (loss)			(150,978)
Realized gain distributions			1,962,923
Net change in unrealized appreciation (depreciation)			(129,660)
Net assets			$677,858

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$5.56	80	$446	1.25%	-11.4%	12/31/2022	$5.74	40	$231	1.00%	-11.2%	12/31/2022	$5.93	0	$0	0.75%	-11.0%
12/31/2021	6.27	88	550	1.25%	4.7%	12/31/2021	6.46	63	407	1.00%	5.0%	12/31/2021	6.66	0	0	0.75%	5.2%
12/31/2020	5.99	100	599	1.25%	39.5%	12/31/2020	6.16	75	460	1.00%	39.8%	12/31/2020	6.33	0	0	0.75%	40.2%
12/31/2019	4.30	205	882	1.25%	16.8%	12/31/2019	4.40	76	336	1.00%	17.1%	12/31/2019	4.52	0	0	0.75%	17.4%
12/31/2018	3.68	381	1,403	1.25%	-4.9%	12/31/2018	3.76	134	505	1.00%	-4.7%	12/31/2018	3.85	0	0	0.75%	-4.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$6.13	0	$0	0.50%	-10.8%	12/31/2022	$6.33	0	$0	0.25%	-10.5%	12/31/2022	$6.54	0	$0	0.00%	-10.3%
12/31/2021	6.86	0	0	0.50%	5.5%	12/31/2021	7.07	0	0	0.25%	5.7%	12/31/2021	7.29	0	0	0.00%	6.0%
12/31/2020	6.51	0	0	0.50%	40.5%	12/31/2020	6.69	0	0	0.25%	40.9%	12/31/2020	6.88	0	0	0.00%	41.2%
12/31/2019	4.63	0	0	0.50%	17.7%	12/31/2019	4.75	0	0	0.25%	18.0%	12/31/2019	4.87	0	0	0.00%	18.2%
12/31/2018	3.94	0	0	0.50%	-4.2%	12/31/2018	4.03	0	0	0.25%	-3.9%	12/31/2018	4.12	0	0	0.00%	-3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Health Sciences Fund Z Class - 06-459

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,450,503	$1,581,687	34,790
Receivables: investments sold	-
Payables: investments purchased	(429)
Net assets	$1,450,074

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,450,074	251,314	$5.77
Band 100	-	-	5.96
Band 75	-	-	6.16
Band 50	-	-	6.36
Band 25	-	-	6.57
Band 0	-	-	6.79
Total	$1,450,074	251,314

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(19,461)
Net investment income (loss)			(19,461)

Gain (loss) on investments:
Net realized gain (loss)			(173,346)
Realized gain distributions			21,142
Net change in unrealized appreciation (depreciation)			(97,240)
Net gain (loss)			(249,444)

Increase (decrease) in net assets from operations			$(268,905)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(19,461)	$(25,642)
Net realized gain (loss)		(173,346)	42,151
Realized gain distributions		21,142	476,039
Net change in unrealized appreciation (depreciation)		(97,240)	(395,647)

Increase (decrease) in net assets from operations		(268,905)	96,901

Contract owner transactions:
Proceeds from units sold		172,464	249,027
Cost of units redeemed		(547,757)	(227,635)
Account charges		(124)	(171)
Increase (decrease)		(375,417)	21,221
Net increase (decrease)		(644,322)	118,122
Net assets, beginning		2,094,396	1,976,274
Net assets, ending		$1,450,074	$2,094,396

Units sold		33,241	38,596
Units redeemed		(104,340)	(35,532)
Net increase (decrease)		(71,099)	3,064
Units outstanding, beginning		322,413	319,349
Units outstanding, ending		251,314	322,413

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$11,560,636
Cost of units redeemed/account charges			(13,009,523)
Net investment income (loss)			(458,526)
Net realized gain (loss)			413,401
Realized gain distributions			3,075,270
Net change in unrealized appreciation (depreciation)			(131,184)
Net assets			$1,450,074

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$5.77	251	$1,450	1.25%	-11.2%	12/31/2022	$5.96	0	$0	1.00%	-11.0%	12/31/2022	$6.16	0	$0	0.75%	-10.7%
12/31/2021	6.50	322	2,094	1.25%	5.0%	12/31/2021	6.69	0	0	1.00%	5.2%	12/31/2021	6.90	0	0	0.75%	5.5%
12/31/2020	6.19	319	1,976	1.25%	39.9%	12/31/2020	6.36	0	0	1.00%	40.3%	12/31/2020	6.54	0	0	0.75%	40.6%
12/31/2019	4.42	390	1,725	1.25%	17.1%	12/31/2019	4.54	0	0	1.00%	17.4%	12/31/2019	4.65	0	0	0.75%	17.7%
12/31/2018	3.78	1,700	6,422	1.25%	-4.6%	12/31/2018	3.86	0	0	1.00%	-4.4%	12/31/2018	3.95	0	0	0.75%	-4.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$6.36	0	$0	0.50%	-10.5%	12/31/2022	$6.57	0	$0	0.25%	-10.3%	12/31/2022	$6.79	0	$0	0.00%	-10.1%
12/31/2021	7.11	0	0	0.50%	5.8%	12/31/2021	7.33	0	0	0.25%	6.0%	12/31/2021	7.55	0	0	0.00%	6.3%
12/31/2020	6.72	0	0	0.50%	41.0%	12/31/2020	6.91	0	0	0.25%	41.3%	12/31/2020	7.10	0	0	0.00%	41.7%
12/31/2019	4.77	0	0	0.50%	18.0%	12/31/2019	4.89	0	0	0.25%	18.3%	12/31/2019	5.01	0	0	0.00%	18.6%
12/31/2018	4.04	0	0	0.50%	-3.9%	12/31/2018	4.13	0	0	0.25%	-3.6%	12/31/2018	4.23	0	0	0.00%	-3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Global Total Return R4 Retirement Class - 06-6CF

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$131,347	$139,726	26,120
Receivables: investments sold	36
Payables: investments purchased	-
Net assets	$131,383

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$131,383	158,007	$0.83
Band 100	-	-	0.83
Band 75	-	-	0.84
Band 50	-	-	0.84
Band 25	-	-	0.84
Band 0	-	-	0.84
Total	$131,383	158,007

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$2,961
Mortality & expense charges			(962)
Net investment income (loss)			1,999

Gain (loss) on investments:
Net realized gain (loss)			(475)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(8,379)
Net gain (loss)			(8,854)

Increase (decrease) in net assets from operations			$(6,855)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,999	$-
Net realized gain (loss)		(475)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(8,379)	-

Increase (decrease) in net assets from operations		(6,855)	-

Contract owner transactions:
Proceeds from units sold		145,791	-
Cost of units redeemed		(7,351)	-
Account charges		(202)	-
Increase (decrease)		138,238	-
Net increase (decrease)		131,383	-
Net assets, beginning		-	-
Net assets, ending		$131,383	$-

Units sold		166,963	-
Units redeemed		(8,956)	-
Net increase (decrease)		158,007	-
Units outstanding, beginning		-	-
Units outstanding, ending		158,007	-

* Date of Fund Inception into Variable Account: 2 /24 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$145,791
Cost of units redeemed/account charges			(7,553)
Net investment income (loss)			1,999
Net realized gain (loss)			(475)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(8,379)
Net assets			$131,383

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.83	158	$131	1.25%	-16.8%	12/31/2022	$0.83	0	$0	1.00%	-16.7%	12/31/2022	$0.84	0	$0	0.75%	-16.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.84	0	$0	0.50%	-16.3%	12/31/2022	$0.84	0	$0	0.25%	-16.1%	12/31/2022	$0.84	0	$0	0.00%	-16.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	4.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Growth Opportunities Fund A Class - 06-938

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$479,513	$583,068	12,617
Receivables: investments sold	-
Payables: investments purchased	(170)
Net assets	$479,343

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$479,343	220,104	$2.18
Band 100	-	-	2.22
Band 75	-	-	2.27
Band 50	-	-	2.31
Band 25	-	-	2.36
Band 0	-	-	2.41
Total	$479,343	220,104

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(6,767)
Net investment income (loss)			(6,767)

Gain (loss) on investments:
Net realized gain (loss)			313
Realized gain distributions			36,245
Net change in unrealized appreciation (depreciation)			(237,824)
Net gain (loss)			(201,266)

Increase (decrease) in net assets from operations			$(208,033)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,767)	$(8,244)
Net realized gain (loss)		313	41,206
Realized gain distributions		36,245	58,440
Net change in unrealized appreciation (depreciation)		(237,824)	27,006

Increase (decrease) in net assets from operations		(208,033)	118,408

Contract owner transactions:
Proceeds from units sold		208,087	61,706
Cost of units redeemed		(170,839)	(219,918)
Account charges		(423)	(241)
Increase (decrease)		36,825	(158,453)
Net increase (decrease)		(171,208)	(40,045)
Net assets, beginning		650,551	690,596
Net assets, ending		$479,343	$650,551

Units sold		85,360	20,784
Units redeemed		(70,751)	(79,250)
Net increase (decrease)		14,609	(58,466)
Units outstanding, beginning		205,495	263,961
Units outstanding, ending		220,104	205,495

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,299,976
Cost of units redeemed/account charges			(870,041)
Net investment income (loss)			(20,221)
Net realized gain (loss)			54,630
Realized gain distributions			118,554
Net change in unrealized appreciation (depreciation)			(103,555)
Net assets			$479,343

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.18	220	$479	1.25%	-31.2%	12/31/2022	$2.22	0	$0	1.00%	-31.0%	12/31/2022	$2.27	0	$0	0.75%	-30.9%
12/31/2021	3.17	205	651	1.25%	21.0%	12/31/2021	3.22	0	0	1.00%	21.3%	12/31/2021	3.28	0	0	0.75%	21.6%
12/31/2020	2.62	264	691	1.25%	36.7%	12/31/2020	2.66	0	0	1.00%	37.0%	12/31/2020	2.70	0	0	0.75%	37.4%
12/31/2019	1.91	24	45	1.25%	34.7%	12/31/2019	1.94	0	0	1.00%	35.1%	12/31/2019	1.96	0	0	0.75%	35.4%
12/31/2018	1.42	2	3	1.25%	1.0%	12/31/2018	1.43	0	0	1.00%	1.2%	12/31/2018	1.45	0	0	0.75%	1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.31	0	$0	0.50%	-30.7%	12/31/2022	$2.36	0	$0	0.25%	-30.5%	12/31/2022	$2.41	0	$0	0.00%	-30.3%
12/31/2021	3.34	0	0	0.50%	21.9%	12/31/2021	3.39	0	0	0.25%	22.2%	12/31/2021	3.45	0	0	0.00%	22.5%
12/31/2020	2.74	0	0	0.50%	37.7%	12/31/2020	2.78	0	0	0.25%	38.1%	12/31/2020	2.82	0	0	0.00%	38.4%
12/31/2019	1.99	0	0	0.50%	35.7%	12/31/2019	2.01	0	0	0.25%	36.1%	12/31/2019	2.04	0	0	0.00%	36.4%
12/31/2018	1.46	0	0	0.50%	1.7%	12/31/2018	1.48	0	0	0.25%	2.0%	12/31/2018	1.49	0	0	0.00%	2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Diversified Income Trust R6 Class - 06-GNK (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.95
Band 100	-	-	0.96
Band 75	-	-	0.98
Band 50	-	-	0.99
Band 25	-	-	1.00
Band 0	-	-	1.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.95	0	$0	1.25%	-4.1%	12/31/2022	$0.96	0	$0	1.00%	-3.9%	12/31/2022	$0.98	0	$0	0.75%	-3.6%
12/31/2021	0.99	0	0	1.25%	-7.8%	12/31/2021	1.00	0	0	1.00%	-7.6%	12/31/2021	1.01	0	0	0.75%	-7.4%
12/31/2020	1.08	0	0	1.25%	-1.2%	12/31/2020	1.09	0	0	1.00%	-1.0%	12/31/2020	1.09	0	0	0.75%	-0.8%
12/31/2019	1.09	0	0	1.25%	11.4%	12/31/2019	1.10	0	0	1.00%	11.7%	12/31/2019	1.10	0	0	0.75%	12.0%
12/31/2018	0.98	0	0	1.25%	-2.3%	12/31/2018	0.98	0	0	1.00%	-2.0%	12/31/2018	0.98	0	0	0.75%	-1.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.99	0	$0	0.50%	-3.4%	12/31/2022	$1.00	0	$0	0.25%	-3.2%	12/31/2022	$1.01	0	$0	0.00%	-2.9%
12/31/2021	1.02	0	0	0.50%	-7.1%	12/31/2021	1.03	0	0	0.25%	-6.9%	12/31/2021	1.04	0	0	0.00%	-6.7%
12/31/2020	1.10	0	0	0.50%	-0.5%	12/31/2020	1.11	0	0	0.25%	-0.3%	12/31/2020	1.12	0	0	0.00%	0.0%
12/31/2019	1.11	0	0	0.50%	12.2%	12/31/2019	1.11	0	0	0.25%	12.5%	12/31/2019	1.12	0	0	0.00%	12.8%
12/31/2018	0.99	0	0	0.50%	-1.6%	12/31/2018	0.99	0	0	0.25%	-1.3%	12/31/2018	0.99	0	0	0.00%	-1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Dynamic Asset Allocation Balanced Fund A Class - 06-GNM (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.11
Band 100	-	-	1.12
Band 75	-	-	1.13
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.18
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.11	0	$0	1.25%	-16.8%	12/31/2022	$1.12	0	$0	1.00%	-16.6%	12/31/2022	$1.13	0	$0	0.75%	-16.3%
12/31/2021	1.33	0	0	1.25%	11.9%	12/31/2021	1.34	0	0	1.00%	12.2%	12/31/2021	1.35	0	0	0.75%	12.5%
12/31/2020	1.19	0	0	1.25%	11.1%	12/31/2020	1.20	0	0	1.00%	11.4%	12/31/2020	1.20	0	0	0.75%	11.6%
12/31/2019	1.07	0	0	1.25%	15.8%	12/31/2019	1.07	0	0	1.00%	16.1%	12/31/2019	1.08	0	0	0.75%	16.4%
12/31/2018	0.92	0	0	1.25%	-8.4%	12/31/2018	0.92	0	0	1.00%	-8.1%	12/31/2018	0.93	0	0	0.75%	-7.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.15	0	$0	0.50%	-16.1%	12/31/2022	$1.16	0	$0	0.25%	-15.9%	12/31/2022	$1.18	0	$0	0.00%	-15.7%
12/31/2021	1.37	0	0	0.50%	12.8%	12/31/2021	1.38	0	0	0.25%	13.0%	12/31/2021	1.40	0	0	0.00%	13.3%
12/31/2020	1.21	0	0	0.50%	11.9%	12/31/2020	1.22	0	0	0.25%	12.2%	12/31/2020	1.23	0	0	0.00%	12.5%
12/31/2019	1.08	0	0	0.50%	16.7%	12/31/2019	1.09	0	0	0.25%	17.0%	12/31/2019	1.10	0	0	0.00%	17.3%
12/31/2018	0.93	0	0	0.50%	-7.7%	12/31/2018	0.93	0	0	0.25%	-7.4%	12/31/2018	0.93	0	0	0.00%	-7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Dynamic Asset Allocation Balanced Fund R6 Class - 06-GNN

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$369,930	$421,472	27,584
Receivables: investments sold	-
Payables: investments purchased	(22)
Net assets	$369,908

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$369,908	328,729	$1.13
Band 100	-	-	1.14
Band 75	-	-	1.15
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.20
Total	$369,908	328,729

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$7,415
Mortality & expense charges			(5,895)
Net investment income (loss)			1,520

Gain (loss) on investments:
Net realized gain (loss)			(8,516)
Realized gain distributions			16,422
Net change in unrealized appreciation (depreciation)			(104,202)
Net gain (loss)			(96,296)

Increase (decrease) in net assets from operations			$(94,776)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,520	$210
Net realized gain (loss)		(8,516)	839
Realized gain distributions		16,422	54,772
Net change in unrealized appreciation (depreciation)		(104,202)	7,388

Increase (decrease) in net assets from operations		(94,776)	63,209

Contract owner transactions:
Proceeds from units sold		14,394	16,954
Cost of units redeemed		(130,677)	-
Account charges		(444)	(213)
Increase (decrease)		(116,727)	16,741
Net increase (decrease)		(211,503)	79,950
Net assets, beginning		581,411	501,461
Net assets, ending		$369,908	$581,411

Units sold		12,190	13,448
Units redeemed		(114,963)	(165)
Net increase (decrease)		(102,773)	13,283
Units outstanding, beginning		431,502	418,219
Units outstanding, ending		328,729	431,502

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$634,891
Cost of units redeemed/account charges			(282,649)
Net investment income (loss)			4,396
Net realized gain (loss)			(9,221)
Realized gain distributions			74,033
Net change in unrealized appreciation (depreciation)			(51,542)
Net assets			$369,908

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.13	329	$370	1.25%	-16.5%	12/31/2022	$1.14	0	$0	1.00%	-16.3%	12/31/2022	$1.15	0	$0	0.75%	-16.1%
12/31/2021	1.35	432	581	1.25%	12.4%	12/31/2021	1.36	0	0	1.00%	12.7%	12/31/2021	1.37	0	0	0.75%	12.9%
12/31/2020	1.20	418	501	1.25%	11.4%	12/31/2020	1.21	0	0	1.00%	11.7%	12/31/2020	1.22	0	0	0.75%	11.9%
12/31/2019	1.08	436	469	1.25%	16.3%	12/31/2019	1.08	0	0	1.00%	16.6%	12/31/2019	1.09	0	0	0.75%	16.9%
12/31/2018	0.93	0	0	1.25%	-8.0%	12/31/2018	0.93	0	0	1.00%	-7.8%	12/31/2018	0.93	0	0	0.75%	-7.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.17	0	$0	0.50%	-15.9%	12/31/2022	$1.18	0	$0	0.25%	-15.6%	12/31/2022	$1.20	0	$0	0.00%	-15.4%
12/31/2021	1.39	0	0	0.50%	13.2%	12/31/2021	1.40	0	0	0.25%	13.5%	12/31/2021	1.42	0	0	0.00%	13.8%
12/31/2020	1.23	0	0	0.50%	12.2%	12/31/2020	1.24	0	0	0.25%	12.5%	12/31/2020	1.25	0	0	0.00%	12.8%
12/31/2019	1.09	0	0	0.50%	17.2%	12/31/2019	1.10	0	0	0.25%	17.5%	12/31/2019	1.10	0	0	0.00%	17.8%
12/31/2018	0.93	0	0	0.50%	-7.3%	12/31/2018	0.94	0	0	0.25%	-7.1%	12/31/2018	0.94	0	0	0.00%	-6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.6%
2021	1.3%
2020	1.8%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Dynamic Asset Allocation Balanced Fund Y Class - 06-GNP (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.12
Band 100	-	-	1.13
Band 75	-	-	1.15
Band 50	-	-	1.16
Band 25	-	-	1.18
Band 0	-	-	1.19
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$30,699,247
Cost of units redeemed/account charges			(32,334,115)
Net investment income (loss)			100,335
Net realized gain (loss)			1,534,533
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.12	0	$0	1.25%	-16.6%	12/31/2022	$1.13	0	$0	1.00%	-16.3%	12/31/2022	$1.15	0	$0	0.75%	-16.1%
12/31/2021	1.34	0	0	1.25%	12.3%	12/31/2021	1.36	0	0	1.00%	12.6%	12/31/2021	1.37	0	0	0.75%	12.8%
12/31/2020	1.20	0	0	1.25%	11.3%	12/31/2020	1.20	0	0	1.00%	11.6%	12/31/2020	1.21	0	0	0.75%	11.8%
12/31/2019	1.07	0	0	1.25%	16.2%	12/31/2019	1.08	0	0	1.00%	16.5%	12/31/2019	1.09	0	0	0.75%	16.8%
12/31/2018	0.92	0	0	1.25%	-8.1%	12/31/2018	0.93	0	0	1.00%	-7.9%	12/31/2018	0.93	0	0	0.75%	-7.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.16	0	$0	0.50%	-15.9%	12/31/2022	$1.18	0	$0	0.25%	-15.7%	12/31/2022	$1.19	0	$0	0.00%	-15.5%
12/31/2021	1.38	0	0	0.50%	13.1%	12/31/2021	1.40	0	0	0.25%	13.4%	12/31/2021	1.41	0	0	0.00%	13.7%
12/31/2020	1.22	0	0	0.50%	12.1%	12/31/2020	1.23	0	0	0.25%	12.4%	12/31/2020	1.24	0	0	0.00%	12.7%
12/31/2019	1.09	0	0	0.50%	17.0%	12/31/2019	1.10	0	0	0.25%	17.3%	12/31/2019	1.10	0	0	0.00%	17.6%
12/31/2018	0.93	0	0	0.50%	-7.4%	12/31/2018	0.93	0	0	0.25%	-7.2%	12/31/2018	0.94	0	0	0.00%	-7.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Dynamic Asset Allocation Conservative Fund A Class - 06-GNR (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.00
Band 100	-	-	1.01
Band 75	-	-	1.02
Band 50	-	-	1.03
Band 25	-	-	1.05
Band 0	-	-	1.06
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,516
Cost of units redeemed/account charges			(2,541)
Net investment income (loss)			4
Net realized gain (loss)			21
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.00	0	$0	1.25%	-15.7%	12/31/2022	$1.01	0	$0	1.00%	-15.5%	12/31/2022	$1.02	0	$0	0.75%	-15.3%
12/31/2021	1.18	0	0	1.25%	4.3%	12/31/2021	1.19	0	0	1.00%	4.6%	12/31/2021	1.21	0	0	0.75%	4.9%
12/31/2020	1.13	0	0	1.25%	8.7%	12/31/2020	1.14	0	0	1.00%	8.9%	12/31/2020	1.15	0	0	0.75%	9.2%
12/31/2019	1.04	0	0	1.25%	10.4%	12/31/2019	1.05	0	0	1.00%	10.7%	12/31/2019	1.05	0	0	0.75%	11.0%
12/31/2018	0.94	0	0	1.25%	-6.0%	12/31/2018	0.95	0	0	1.00%	-5.7%	12/31/2018	0.95	0	0	0.75%	-5.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.03	0	$0	0.50%	-15.1%	12/31/2022	$1.05	0	$0	0.25%	-14.9%	12/31/2022	$1.06	0	$0	0.00%	-14.7%
12/31/2021	1.22	0	0	0.50%	5.1%	12/31/2021	1.23	0	0	0.25%	5.4%	12/31/2021	1.24	0	0	0.00%	5.6%
12/31/2020	1.16	0	0	0.50%	9.5%	12/31/2020	1.17	0	0	0.25%	9.8%	12/31/2020	1.18	0	0	0.00%	10.0%
12/31/2019	1.06	0	0	0.50%	11.3%	12/31/2019	1.06	0	0	0.25%	11.5%	12/31/2019	1.07	0	0	0.00%	11.8%
12/31/2018	0.95	0	0	0.50%	-5.3%	12/31/2018	0.95	0	0	0.25%	-5.0%	12/31/2018	0.96	0	0	0.00%	-4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Dynamic Asset Allocation Conservative Fund R6 Class - 06-GNT

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$203	$227	21
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$203

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$203	200	$1.01
Band 100	-	-	1.03
Band 75	-	-	1.04
Band 50	-	-	1.05
Band 25	-	-	1.06
Band 0	-	-	1.08
Total	$203	200

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$165
Mortality & expense charges			(110)
Net investment income (loss)			55

Gain (loss) on investments:
Net realized gain (loss)			(1,647)
Realized gain distributions			8
Net change in unrealized appreciation (depreciation)			(459)
Net gain (loss)			(2,098)

Increase (decrease) in net assets from operations			$(2,043)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$55	$52
Net realized gain (loss)		(1,647)	15
Realized gain distributions		8	381
Net change in unrealized appreciation (depreciation)		(459)	136

Increase (decrease) in net assets from operations		(2,043)	584

Contract owner transactions:
Proceeds from units sold		68	106
Cost of units redeemed		(11,086)	(380)
Account charges		(11)	(2)
Increase (decrease)		(11,029)	(276)
Net increase (decrease)		(13,072)	308
Net assets, beginning		13,275	12,967
Net assets, ending		$203	$13,275

Units sold		61	90
Units redeemed		(10,949)	(336)
Net increase (decrease)		(10,888)	(246)
Units outstanding, beginning		11,088	11,334
Units outstanding, ending		200	11,088

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$13,443
Cost of units redeemed/account charges			(12,376)
Net investment income (loss)			133
Net realized gain (loss)			(1,625)
Realized gain distributions			652
Net change in unrealized appreciation (depreciation)			(24)
Net assets			$203

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.01	0	$0	1.25%	-15.4%	12/31/2022	$1.03	0	$0	1.00%	-15.2%	12/31/2022	$1.04	0	$0	0.75%	-15.0%
12/31/2021	1.20	11	13	1.25%	4.6%	12/31/2021	1.21	0	0	1.00%	4.9%	12/31/2021	1.22	0	0	0.75%	5.2%
12/31/2020	1.14	11	13	1.25%	9.1%	12/31/2020	1.15	0	0	1.00%	9.4%	12/31/2020	1.16	0	0	0.75%	9.6%
12/31/2019	1.05	0	0	1.25%	10.9%	12/31/2019	1.05	0	0	1.00%	11.1%	12/31/2019	1.06	0	0	0.75%	11.4%
12/31/2018	0.95	0	0	1.25%	-5.6%	12/31/2018	0.95	0	0	1.00%	-5.4%	12/31/2018	0.95	0	0	0.75%	-5.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.05	0	$0	0.50%	-14.8%	12/31/2022	$1.06	0	$0	0.25%	-14.6%	12/31/2022	$1.08	0	$0	0.00%	-14.4%
12/31/2021	1.23	0	0	0.50%	5.4%	12/31/2021	1.25	0	0	0.25%	5.7%	12/31/2021	1.26	0	0	0.00%	6.0%
12/31/2020	1.17	0	0	0.50%	9.9%	12/31/2020	1.18	0	0	0.25%	10.2%	12/31/2020	1.19	0	0	0.00%	10.5%
12/31/2019	1.06	0	0	0.50%	11.7%	12/31/2019	1.07	0	0	0.25%	12.0%	12/31/2019	1.08	0	0	0.00%	12.2%
12/31/2018	0.95	0	0	0.50%	-4.9%	12/31/2018	0.96	0	0	0.25%	-4.7%	12/31/2018	0.96	0	0	0.00%	-4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.4%
2021	1.6%
2020	1.5%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Dynamic Asset Allocation Conservative Fund Y Class - 06-GNV (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.02
Band 75	-	-	1.03
Band 50	-	-	1.05
Band 25	-	-	1.06
Band 0	-	-	1.07
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$266,410
Cost of units redeemed/account charges			(276,771)
Net investment income (loss)			1,082
Net realized gain (loss)			9,279
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.01	0	$0	1.25%	-15.5%	12/31/2022	$1.02	0	$0	1.00%	-15.3%	12/31/2022	$1.03	0	$0	0.75%	-15.1%
12/31/2021	1.19	0	0	1.25%	4.6%	12/31/2021	1.21	0	0	1.00%	4.9%	12/31/2021	1.22	0	0	0.75%	5.2%
12/31/2020	1.14	0	0	1.25%	9.0%	12/31/2020	1.15	0	0	1.00%	9.3%	12/31/2020	1.16	0	0	0.75%	9.5%
12/31/2019	1.05	0	0	1.25%	10.6%	12/31/2019	1.05	0	0	1.00%	10.9%	12/31/2019	1.06	0	0	0.75%	11.2%
12/31/2018	0.95	0	0	1.25%	-5.7%	12/31/2018	0.95	0	0	1.00%	-5.5%	12/31/2018	0.95	0	0	0.75%	-5.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.05	0	$0	0.50%	-14.9%	12/31/2022	$1.06	0	$0	0.25%	-14.7%	12/31/2022	$1.07	0	$0	0.00%	-14.5%
12/31/2021	1.23	0	0	0.50%	5.4%	12/31/2021	1.24	0	0	0.25%	5.7%	12/31/2021	1.26	0	0	0.00%	6.0%
12/31/2020	1.17	0	0	0.50%	9.8%	12/31/2020	1.18	0	0	0.25%	10.1%	12/31/2020	1.18	0	0	0.00%	10.4%
12/31/2019	1.06	0	0	0.50%	11.5%	12/31/2019	1.07	0	0	0.25%	11.7%	12/31/2019	1.07	0	0	0.00%	12.0%
12/31/2018	0.95	0	0	0.50%	-5.0%	12/31/2018	0.96	0	0	0.25%	-4.8%	12/31/2018	0.96	0	0	0.00%	-4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Dynamic Asset Allocation Growth Fund A Class - 06-GNW

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$288	$292	18
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$288

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$288	251	$1.15
Band 100	-	-	1.16
Band 75	-	-	1.18
Band 50	-	-	1.19
Band 25	-	-	1.21
Band 0	-	-	1.22
Total	$288	251

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$8
Mortality & expense charges			(11)
Net investment income (loss)			(3)

Gain (loss) on investments:
Net realized gain (loss)			(182)
Realized gain distributions			13
Net change in unrealized appreciation (depreciation)			30
Net gain (loss)			(139)

Increase (decrease) in net assets from operations			$(142)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3)	$4
Net realized gain (loss)		(182)	4,623
Realized gain distributions		13	61
Net change in unrealized appreciation (depreciation)		30	(3,065)

Increase (decrease) in net assets from operations		(142)	1,623

Contract owner transactions:
Proceeds from units sold		923	420
Cost of units redeemed		(1,001)	(18,494)
Account charges		(6)	(2)
Increase (decrease)		(84)	(18,076)
Net increase (decrease)		(226)	(16,453)
Net assets, beginning		514	16,967
Net assets, ending		$288	$514

Units sold		759	314
Units redeemed		(875)	(13,402)
Net increase (decrease)		(116)	(13,088)
Units outstanding, beginning		367	13,455
Units outstanding, ending		251	367

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$15,052
Cost of units redeemed/account charges			(19,580)
Net investment income (loss)			307
Net realized gain (loss)			4,439
Realized gain distributions			74
Net change in unrealized appreciation (depreciation)			(4)
Net assets			$288

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.15	0	$0	1.25%	-18.0%	12/31/2022	$1.16	0	$0	1.00%	-17.8%	12/31/2022	$1.18	0	$0	0.75%	-17.6%
12/31/2021	1.40	0	1	1.25%	15.3%	12/31/2021	1.41	0	0	1.00%	15.6%	12/31/2021	1.43	0	0	0.75%	15.9%
12/31/2020	1.21	0	0	1.25%	13.0%	12/31/2020	1.22	0	0	1.00%	13.3%	12/31/2020	1.23	0	0	0.75%	13.5%
12/31/2019	1.07	0	0	1.25%	19.3%	12/31/2019	1.08	0	0	1.00%	19.6%	12/31/2019	1.09	0	0	0.75%	19.9%
12/31/2018	0.90	0	0	1.25%	-10.8%	12/31/2018	0.90	0	0	1.00%	-10.6%	12/31/2018	0.91	0	0	0.75%	-10.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.19	0	$0	0.50%	-17.4%	12/31/2022	$1.21	0	$0	0.25%	-17.2%	12/31/2022	$1.22	0	$0	0.00%	-17.0%
12/31/2021	1.44	0	0	0.50%	16.2%	12/31/2021	1.46	0	0	0.25%	16.5%	12/31/2021	1.47	0	0	0.00%	16.8%
12/31/2020	1.24	0	0	0.50%	13.8%	12/31/2020	1.25	0	0	0.25%	14.1%	12/31/2020	1.26	13	17	0.00%	14.4%
12/31/2019	1.09	0	0	0.50%	20.2%	12/31/2019	1.10	0	0	0.25%	20.5%	12/31/2019	1.10	13	15	0.00%	20.8%
12/31/2018	0.91	0	0	0.50%	-10.2%	12/31/2018	0.91	0	0	0.25%	-9.9%	12/31/2018	0.91	0	0	0.00%	-9.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.0%
2021	0.1%
2020	0.5%
2019	3.1%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Dynamic Asset Allocation Growth Fund R6 Class - 06-GNX

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$482	$488	30
Receivables: investments sold	-
Payables: investments purchased	(3)
Net assets	$479

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$479	410	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.20
Band 50	-	-	1.21
Band 25	-	-	1.23
Band 0	-	-	1.24
Total	$479	410

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$4
Mortality & expense charges			(92)
Net investment income (loss)			(88)

Gain (loss) on investments:
Net realized gain (loss)			(2,514)
Realized gain distributions			4
Net change in unrealized appreciation (depreciation)			566
Net gain (loss)			(1,944)

Increase (decrease) in net assets from operations			$(2,032)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(88)	$72
Net realized gain (loss)		(2,514)	237
Realized gain distributions		4	873
Net change in unrealized appreciation (depreciation)		566	(818)

Increase (decrease) in net assets from operations		(2,032)	364

Contract owner transactions:
Proceeds from units sold		5,100	8,364
Cost of units redeemed		(11,001)	(4,031)
Account charges		(16)	-
Increase (decrease)		(5,917)	4,333
Net increase (decrease)		(7,949)	4,697
Net assets, beginning		8,428	3,731
Net assets, ending		$479	$8,428

Units sold		4,040	6,183
Units redeemed		(9,562)	(3,290)
Net increase (decrease)		(5,522)	2,893
Units outstanding, beginning		5,932	3,039
Units outstanding, ending		410	5,932

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$37,786
Cost of units redeemed/account charges			(36,881)
Net investment income (loss)			86
Net realized gain (loss)			(1,882)
Realized gain distributions			1,376
Net change in unrealized appreciation (depreciation)			(6)
Net assets			$479

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.17	0	$0	1.25%	-17.8%	12/31/2022	$1.18	0	$0	1.00%	-17.6%	12/31/2022	$1.20	0	$0	0.75%	-17.3%
12/31/2021	1.42	6	8	1.25%	15.7%	12/31/2021	1.44	0	0	1.00%	16.0%	12/31/2021	1.45	0	0	0.75%	16.3%
12/31/2020	1.23	3	4	1.25%	13.3%	12/31/2020	1.24	0	0	1.00%	13.6%	12/31/2020	1.25	0	0	0.75%	13.9%
12/31/2019	1.08	8	9	1.25%	19.7%	12/31/2019	1.09	0	0	1.00%	20.0%	12/31/2019	1.09	0	0	0.75%	20.3%
12/31/2018	0.90	7	7	1.25%	-10.5%	12/31/2018	0.91	0	0	1.00%	-10.2%	12/31/2018	0.91	0	0	0.75%	-10.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.21	0	$0	0.50%	-17.1%	12/31/2022	$1.23	0	$0	0.25%	-16.9%	12/31/2022	$1.24	0	$0	0.00%	-16.7%
12/31/2021	1.46	0	0	0.50%	16.6%	12/31/2021	1.48	0	0	0.25%	16.9%	12/31/2021	1.49	0	0	0.00%	17.2%
12/31/2020	1.26	0	0	0.50%	14.2%	12/31/2020	1.27	0	0	0.25%	14.5%	12/31/2020	1.28	0	0	0.00%	14.8%
12/31/2019	1.10	0	0	0.50%	20.6%	12/31/2019	1.11	0	0	0.25%	20.9%	12/31/2019	1.11	0	0	0.00%	21.2%
12/31/2018	0.91	0	0	0.50%	-9.8%	12/31/2018	0.91	0	0	0.25%	-9.6%	12/31/2018	0.92	0	0	0.00%	-9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.1%
2021	2.0%
2020	0.4%
2019	2.0%
2018	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Dynamic Asset Allocation Growth Fund Y Class - 06-GNY (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.16
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.21
Band 25	-	-	1.22
Band 0	-	-	1.24
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$149
Cost of units redeemed/account charges			(151)
Net investment income (loss)			-
Net realized gain (loss)			2
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.16	0	$0	1.25%	-17.8%	12/31/2022	$1.18	0	$0	1.00%	-17.6%	12/31/2022	$1.19	0	$0	0.75%	-17.4%
12/31/2021	1.41	0	0	1.25%	15.6%	12/31/2021	1.43	0	0	1.00%	15.9%	12/31/2021	1.44	0	0	0.75%	16.2%
12/31/2020	1.22	0	0	1.25%	13.2%	12/31/2020	1.23	0	0	1.00%	13.5%	12/31/2020	1.24	0	0	0.75%	13.8%
12/31/2019	1.08	0	0	1.25%	19.5%	12/31/2019	1.09	0	0	1.00%	19.8%	12/31/2019	1.09	0	0	0.75%	20.1%
12/31/2018	0.90	0	0	1.25%	-10.5%	12/31/2018	0.91	0	0	1.00%	-10.3%	12/31/2018	0.91	0	0	0.75%	-10.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.21	0	$0	0.50%	-17.2%	12/31/2022	$1.22	0	$0	0.25%	-17.0%	12/31/2022	$1.24	0	$0	0.00%	-16.8%
12/31/2021	1.46	0	0	0.50%	16.5%	12/31/2021	1.47	0	0	0.25%	16.8%	12/31/2021	1.49	0	0	0.00%	17.1%
12/31/2020	1.25	0	0	0.50%	14.1%	12/31/2020	1.26	0	0	0.25%	14.4%	12/31/2020	1.27	0	0	0.00%	14.7%
12/31/2019	1.10	0	0	0.50%	20.4%	12/31/2019	1.10	0	0	0.25%	20.7%	12/31/2019	1.11	0	0	0.00%	21.0%
12/31/2018	0.91	0	0	0.50%	-9.9%	12/31/2018	0.91	0	0	0.25%	-9.6%	12/31/2018	0.92	0	0	0.00%	-9.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Large Cap Value A Class - 06-FCG

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,703,855	$1,777,710	59,887
Receivables: investments sold	-
Payables: investments purchased	(14,440)
Net assets	$1,689,415

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,689,415	1,025,858	$1.65
Band 100	-	-	1.67
Band 75	-	-	1.70
Band 50	-	-	1.72
Band 25	-	-	1.74
Band 0	-	-	1.77
Total	$1,689,415	1,025,858

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$26,820
Mortality & expense charges			(16,421)
Net investment income (loss)			10,399

Gain (loss) on investments:
Net realized gain (loss)			23,437
Realized gain distributions			79,911
Net change in unrealized appreciation (depreciation)			(145,463)
Net gain (loss)			(42,115)

Increase (decrease) in net assets from operations			$(31,716)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$10,399	$(706)
Net realized gain (loss)		23,437	170,614
Realized gain distributions		79,911	37,420
Net change in unrealized appreciation (depreciation)		(145,463)	(35,952)

Increase (decrease) in net assets from operations		(31,716)	171,376

Contract owner transactions:
Proceeds from units sold		1,362,504	377,641
Cost of units redeemed		(316,697)	(597,779)
Account charges		(151)	(133)
Increase (decrease)		1,045,656	(220,271)
Net increase (decrease)		1,013,940	(48,895)
Net assets, beginning		675,475	724,370
Net assets, ending		$1,689,415	$675,475

Units sold		843,831	234,174
Units redeemed		(210,538)	(368,952)
Net increase (decrease)		633,293	(134,778)
Units outstanding, beginning		392,565	527,343
Units outstanding, ending		1,025,858	392,565

* Date of Fund Inception into Variable Account: 3 /23 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$3,151,924
Cost of units redeemed/account charges			(1,766,752)
Net investment income (loss)			14,455
Net realized gain (loss)			184,692
Realized gain distributions			178,951
Net change in unrealized appreciation (depreciation)			(73,855)
Net assets			$1,689,415

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.65	1,026	$1,689	1.25%	-4.3%	12/31/2022	$1.67	0	$0	1.00%	-4.1%	12/31/2022	$1.70	0	$0	0.75%	-3.8%
12/31/2021	1.72	393	675	1.25%	25.3%	12/31/2021	1.74	0	0	1.00%	25.6%	12/31/2021	1.76	0	0	0.75%	25.9%
12/31/2020	1.37	527	724	1.25%	4.5%	12/31/2020	1.39	0	0	1.00%	4.8%	12/31/2020	1.40	0	0	0.75%	5.0%
12/31/2019	1.31	601	790	1.25%	28.3%	12/31/2019	1.32	0	0	1.00%	28.6%	12/31/2019	1.33	0	0	0.75%	29.0%
12/31/2018	1.02	292	299	1.25%	-9.5%	12/31/2018	1.03	0	0	1.00%	-9.3%	12/31/2018	1.03	0	0	0.75%	-9.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.72	0	$0	0.50%	-3.6%	12/31/2022	$1.74	0	$0	0.25%	-3.3%	12/31/2022	$1.77	0	$0	0.00%	-3.1%
12/31/2021	1.78	0	0	0.50%	26.2%	12/31/2021	1.80	0	0	0.25%	26.5%	12/31/2021	1.83	0	0	0.00%	26.8%
12/31/2020	1.41	0	0	0.50%	5.3%	12/31/2020	1.43	0	0	0.25%	5.6%	12/31/2020	1.44	0	0	0.00%	5.8%
12/31/2019	1.34	0	0	0.50%	29.3%	12/31/2019	1.35	0	0	0.25%	29.6%	12/31/2019	1.36	0	0	0.00%	29.9%
12/31/2018	1.04	0	0	0.50%	-8.8%	12/31/2018	1.04	0	0	0.25%	-8.6%	12/31/2018	1.05	0	0	0.00%	-8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.3%
2021	1.2%
2020	1.4%
2019	2.0%
2018	3.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Large Cap Value Y Class - 06-FCF

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,841,342	$1,762,744	64,024
Receivables: investments sold	-
Payables: investments purchased	(34,575)
Net assets	$1,806,767

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,806,767	1,081,109	$1.67
Band 100	-	-	1.70
Band 75	-	-	1.72
Band 50	-	-	1.75
Band 25	-	-	1.77
Band 0	-	-	1.80
Total	$1,806,767	1,081,109

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$35,207
Mortality & expense charges			(21,578)
Net investment income (loss)			13,629

Gain (loss) on investments:
Net realized gain (loss)			66,274
Realized gain distributions			85,786
Net change in unrealized appreciation (depreciation)			(240,264)
Net gain (loss)			(88,204)

Increase (decrease) in net assets from operations			$(74,575)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$13,629	$2,345
Net realized gain (loss)		66,274	47,591
Realized gain distributions		85,786	84,768
Net change in unrealized appreciation (depreciation)		(240,264)	183,697

Increase (decrease) in net assets from operations		(74,575)	318,401

Contract owner transactions:
Proceeds from units sold		512,226	325,661
Cost of units redeemed		(361,155)	(229,111)
Account charges		(669)	(60)
Increase (decrease)		150,402	96,490
Net increase (decrease)		75,827	414,891
Net assets, beginning		1,730,940	1,316,049
Net assets, ending		$1,806,767	$1,730,940

Units sold		303,666	193,326
Units redeemed		(216,404)	(148,569)
Net increase (decrease)		87,262	44,757
Units outstanding, beginning		993,847	949,090
Units outstanding, ending		1,081,109	993,847

* Date of Fund Inception into Variable Account: 3 /23 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,482,033
Cost of units redeemed/account charges			(1,140,569)
Net investment income (loss)			29,345
Net realized gain (loss)			92,202
Realized gain distributions			265,158
Net change in unrealized appreciation (depreciation)			78,598
Net assets			$1,806,767

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.67	1,081	$1,807	1.25%	-4.0%	12/31/2022	$1.70	0	$0	1.00%	-3.8%	12/31/2022	$1.72	0	$0	0.75%	-3.6%
12/31/2021	1.74	994	1,731	1.25%	25.6%	12/31/2021	1.76	0	0	1.00%	25.9%	12/31/2021	1.78	0	0	0.75%	26.2%
12/31/2020	1.39	949	1,316	1.25%	4.8%	12/31/2020	1.40	0	0	1.00%	5.0%	12/31/2020	1.41	0	0	0.75%	5.3%
12/31/2019	1.32	1,224	1,621	1.25%	28.6%	12/31/2019	1.33	0	0	1.00%	28.9%	12/31/2019	1.34	0	0	0.75%	29.3%
12/31/2018	1.03	0	0	1.25%	-9.2%	12/31/2018	1.03	0	0	1.00%	-9.0%	12/31/2018	1.04	0	0	0.75%	-8.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.75	0	$0	0.50%	-3.3%	12/31/2022	$1.77	0	$0	0.25%	-3.1%	12/31/2022	$1.80	0	$0	0.00%	-2.8%
12/31/2021	1.81	0	0	0.50%	26.5%	12/31/2021	1.83	0	0	0.25%	26.9%	12/31/2021	1.85	0	0	0.00%	27.2%
12/31/2020	1.43	0	0	0.50%	5.5%	12/31/2020	1.44	0	0	0.25%	5.8%	12/31/2020	1.45	0	0	0.00%	6.1%
12/31/2019	1.35	0	0	0.50%	29.6%	12/31/2019	1.36	0	0	0.25%	29.9%	12/31/2019	1.37	0	0	0.00%	30.2%
12/31/2018	1.04	0	0	0.50%	-8.5%	12/31/2018	1.05	0	0	0.25%	-8.3%	12/31/2018	1.05	0	0	0.00%	-8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.0%
2021	1.3%
2020	1.6%
2019	1.8%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Growth Opportunities Fund R6 Class - 06-GCG

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,437,372	$1,709,421	35,841
Receivables: investments sold	35,366
Payables: investments purchased	-
Net assets	$1,472,738

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,472,738	837,477	$1.76
Band 100	-	-	1.78
Band 75	-	-	1.81
Band 50	-	-	1.83
Band 25	-	-	1.86
Band 0	-	-	1.88
Total	$1,472,738	837,477

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(23,260)
Net investment income (loss)			(23,260)

Gain (loss) on investments:
Net realized gain (loss)			137,715
Realized gain distributions			96,537
Net change in unrealized appreciation (depreciation)			(938,118)
Net gain (loss)			(703,866)

Increase (decrease) in net assets from operations			$(727,126)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(23,260)	$(28,683)
Net realized gain (loss)		137,715	58,849
Realized gain distributions		96,537	212,022
Net change in unrealized appreciation (depreciation)		(938,118)	206,270

Increase (decrease) in net assets from operations		(727,126)	448,458

Contract owner transactions:
Proceeds from units sold		462,067	588,996
Cost of units redeemed		(970,039)	(195,642)
Account charges		(7,071)	(8,944)
Increase (decrease)		(515,043)	384,410
Net increase (decrease)		(1,242,169)	832,868
Net assets, beginning		2,714,907	1,882,039
Net assets, ending		$1,472,738	$2,714,907

Units sold		239,346	256,675
Units redeemed		(467,654)	(88,011)
Net increase (decrease)		(228,308)	168,664
Units outstanding, beginning		1,065,785	897,121
Units outstanding, ending		837,477	1,065,785

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,880,403
Cost of units redeemed/account charges			(1,735,509)
Net investment income (loss)			(78,202)
Net realized gain (loss)			286,549
Realized gain distributions			391,546
Net change in unrealized appreciation (depreciation)			(272,049)
Net assets			$1,472,738

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.76	837	$1,473	1.25%	-31.0%	12/31/2022	$1.78	0	$0	1.00%	-30.8%	12/31/2022	$1.81	0	$0	0.75%	-30.6%
12/31/2021	2.55	1,066	2,715	1.25%	21.4%	12/31/2021	2.58	0	0	1.00%	21.7%	12/31/2021	2.61	0	0	0.75%	22.0%
12/31/2020	2.10	897	1,882	1.25%	37.2%	12/31/2020	2.12	0	0	1.00%	37.5%	12/31/2020	2.14	0	0	0.75%	37.9%
12/31/2019	1.53	962	1,471	1.25%	35.2%	12/31/2019	1.54	0	0	1.00%	35.5%	12/31/2019	1.55	0	0	0.75%	35.9%
12/31/2018	1.13	219	248	1.25%	1.4%	12/31/2018	1.14	0	0	1.00%	1.7%	12/31/2018	1.14	0	0	0.75%	1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.83	0	$0	0.50%	-30.4%	12/31/2022	$1.86	0	$0	0.25%	-30.3%	12/31/2022	$1.88	0	$0	0.00%	-30.1%
12/31/2021	2.64	0	0	0.50%	22.3%	12/31/2021	2.67	0	0	0.25%	22.6%	12/31/2021	2.70	0	0	0.00%	23.0%
12/31/2020	2.15	0	0	0.50%	38.2%	12/31/2020	2.17	0	0	0.25%	38.5%	12/31/2020	2.19	0	0	0.00%	38.9%
12/31/2019	1.56	0	0	0.50%	36.2%	12/31/2019	1.57	0	0	0.25%	36.6%	12/31/2019	1.58	0	0	0.00%	36.9%
12/31/2018	1.14	0	0	0.50%	2.2%	12/31/2018	1.15	0	0	0.25%	2.4%	12/31/2018	1.15	0	0	0.00%	2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Large Cap Value R6 Class - 06-36H

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,990,037	$3,041,098	105,469
Receivables: investments sold	-
Payables: investments purchased	(12,625)
Net assets	$2,977,412

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,977,412	2,002,137	$1.49
Band 100	-	-	1.50
Band 75	-	-	1.52
Band 50	-	-	1.54
Band 25	-	-	1.56
Band 0	-	-	1.58
Total	$2,977,412	2,002,137

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$52,285
Mortality & expense charges			(26,304)
Net investment income (loss)			25,981

Gain (loss) on investments:
Net realized gain (loss)			38,529
Realized gain distributions			148,760
Net change in unrealized appreciation (depreciation)			(203,186)
Net gain (loss)			(15,897)

Increase (decrease) in net assets from operations			$10,084

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$25,981	$3,028
Net realized gain (loss)		38,529	31,519
Realized gain distributions		148,760	79,941
Net change in unrealized appreciation (depreciation)		(203,186)	114,489

Increase (decrease) in net assets from operations		10,084	228,977

Contract owner transactions:
Proceeds from units sold		2,450,806	568,856
Cost of units redeemed		(921,886)	(195,718)
Account charges		(4,970)	(2,678)
Increase (decrease)		1,523,950	370,460
Net increase (decrease)		1,534,034	599,437
Net assets, beginning		1,443,378	843,941
Net assets, ending		$2,977,412	$1,443,378

Units sold		1,760,199	385,820
Units redeemed		(690,245)	(139,002)
Net increase (decrease)		1,069,954	246,818
Units outstanding, beginning		932,183	685,365
Units outstanding, ending		2,002,137	932,183

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$4,053,023
Cost of units redeemed/account charges			(1,410,073)
Net investment income (loss)			37,096
Net realized gain (loss)			69,287
Realized gain distributions			279,140
Net change in unrealized appreciation (depreciation)			(51,061)
Net assets			$2,977,412

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.49	2,002	$2,977	1.25%	-4.0%	12/31/2022	$1.50	0	$0	1.00%	-3.7%	12/31/2022	$1.52	0	$0	0.75%	-3.5%
12/31/2021	1.55	932	1,443	1.25%	25.7%	12/31/2021	1.56	0	0	1.00%	26.1%	12/31/2021	1.58	0	0	0.75%	26.4%
12/31/2020	1.23	685	844	1.25%	4.9%	12/31/2020	1.24	0	0	1.00%	5.1%	12/31/2020	1.25	0	0	0.75%	5.4%
12/31/2019	1.17	525	616	1.25%	28.8%	12/31/2019	1.18	0	0	1.00%	29.1%	12/31/2019	1.18	0	0	0.75%	29.4%
12/31/2018	0.91	0	0	1.25%	-8.8%	12/31/2018	0.91	0	0	1.00%	-8.6%	12/31/2018	0.92	0	0	0.75%	-8.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.54	0	$0	0.50%	-3.2%	12/31/2022	$1.56	0	$0	0.25%	-3.0%	12/31/2022	$1.58	0	$0	0.00%	-2.8%
12/31/2021	1.59	0	0	0.50%	26.7%	12/31/2021	1.61	0	0	0.25%	27.0%	12/31/2021	1.62	0	0	0.00%	27.3%
12/31/2020	1.26	0	0	0.50%	5.7%	12/31/2020	1.26	0	0	0.25%	5.9%	12/31/2020	1.27	0	0	0.00%	6.2%
12/31/2019	1.19	0	0	0.50%	29.7%	12/31/2019	1.19	0	0	0.25%	30.1%	12/31/2019	1.20	0	0	0.00%	30.4%
12/31/2018	0.92	0	0	0.50%	-8.3%	12/31/2018	0.92	0	0	0.25%	-8.2%	12/31/2018	0.92	0	0	0.00%	-8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.4%
2021	1.4%
2020	2.0%
2019	1.8%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Sustainable Leaders Fund R6 Class - 06-3XG

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$74,670	$78,739	765
Receivables: investments sold	1,326
Payables: investments purchased	-
Net assets	$75,996

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$75,996	55,728	$1.36
Band 100	-	-	1.38
Band 75	-	-	1.39
Band 50	-	-	1.40
Band 25	-	-	1.41
Band 0	-	-	1.43
Total	$75,996	55,728

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(187)
Net investment income (loss)			(187)

Gain (loss) on investments:
Net realized gain (loss)			(159)
Realized gain distributions			2,979
Net change in unrealized appreciation (depreciation)			(4,268)
Net gain (loss)			(1,448)

Increase (decrease) in net assets from operations			$(1,635)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(187)	$(33)
Net realized gain (loss)		(159)	654
Realized gain distributions		2,979	593
Net change in unrealized appreciation (depreciation)		(4,268)	(121)

Increase (decrease) in net assets from operations		(1,635)	1,093

Contract owner transactions:
Proceeds from units sold		72,220	2,654
Cost of units redeemed		(879)	(2,398)
Account charges		(58)	(48)
Increase (decrease)		71,283	208
Net increase (decrease)		69,648	1,301
Net assets, beginning		6,348	5,047
Net assets, ending		$75,996	$6,348

Units sold		52,831	1,564
Units redeemed		(665)	(1,461)
Net increase (decrease)		52,166	103
Units outstanding, beginning		3,562	3,459
Units outstanding, ending		55,728	3,562

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$80,017
Cost of units redeemed/account charges			(4,166)
Net investment income (loss)			(206)
Net realized gain (loss)			498
Realized gain distributions			3,922
Net change in unrealized appreciation (depreciation)			(4,069)
Net assets			$75,996

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.36	56	$76	1.25%	-23.5%	12/31/2022	$1.38	0	$0	1.00%	-23.3%	12/31/2022	$1.39	0	$0	0.75%	-23.1%
12/31/2021	1.78	4	6	1.25%	22.1%	12/31/2021	1.79	0	0	1.00%	22.4%	12/31/2021	1.81	0	0	0.75%	22.7%
12/31/2020	1.46	3	5	1.25%	27.4%	12/31/2020	1.47	0	0	1.00%	27.7%	12/31/2020	1.47	0	0	0.75%	28.0%
12/31/2019	1.15	0	0	1.25%	14.6%	12/31/2019	1.15	0	0	1.00%	14.7%	12/31/2019	1.15	0	0	0.75%	14.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.40	0	$0	0.50%	-22.9%	12/31/2022	$1.41	0	$0	0.25%	-22.7%	12/31/2022	$1.43	0	$0	0.00%	-22.5%
12/31/2021	1.82	0	0	0.50%	23.1%	12/31/2021	1.83	0	0	0.25%	23.4%	12/31/2021	1.84	0	0	0.00%	23.7%
12/31/2020	1.48	0	0	0.50%	28.3%	12/31/2020	1.48	0	0	0.25%	28.6%	12/31/2020	1.49	0	0	0.00%	29.0%
12/31/2019	1.15	0	0	0.50%	15.1%	12/31/2019	1.15	0	0	0.25%	15.3%	12/31/2019	1.15	0	0	0.00%	15.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.8%
2020	1.2%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Sustainable Future Fund R6 Class - 06-3XC

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,109	$11,239	462
Receivables: investments sold	4
Payables: investments purchased	-
Net assets	$7,113

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,113	6,202	$1.15
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$7,113	6,202

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(93)
Net investment income (loss)			(93)

Gain (loss) on investments:
Net realized gain (loss)			(52)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(2,985)
Net gain (loss)			(3,037)

Increase (decrease) in net assets from operations			$(3,130)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(93)	$(107)
Net realized gain (loss)		(52)	(943)
Realized gain distributions		-	938
Net change in unrealized appreciation (depreciation)		(2,985)	(1,145)

Increase (decrease) in net assets from operations		(3,130)	(1,257)

Contract owner transactions:
Proceeds from units sold		2,790	37,072
Cost of units redeemed		-	(28,362)
Account charges		-	-
Increase (decrease)		2,790	8,710
Net increase (decrease)		(340)	7,453
Net assets, beginning		7,453	-
Net assets, ending		$7,113	$7,453

Units sold		1,945	20,785
Units redeemed		-	(16,528)
Net increase (decrease)		1,945	4,257
Units outstanding, beginning		4,257	-
Units outstanding, ending		6,202	4,257

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$42,306
Cost of units redeemed/account charges			(31,952)
Net investment income (loss)			(225)
Net realized gain (loss)			117
Realized gain distributions			997
Net change in unrealized appreciation (depreciation)			(4,130)
Net assets			$7,113

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.15	6	$7	1.25%	-34.5%	12/31/2022	$1.16	0	$0	1.00%	-34.3%	12/31/2022	$1.17	0	$0	0.75%	-34.2%
12/31/2021	1.75	4	7	1.25%	4.8%	12/31/2021	1.76	0	0	1.00%	5.1%	12/31/2021	1.77	0	0	0.75%	5.3%
12/31/2020	1.67	0	0	1.25%	51.4%	12/31/2020	1.68	0	0	1.00%	51.8%	12/31/2020	1.68	0	0	0.75%	52.1%
12/31/2019	1.10	2	2	1.25%	10.4%	12/31/2019	1.11	0	0	1.00%	10.5%	12/31/2019	1.11	0	0	0.75%	10.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.18	0	$0	0.50%	-34.0%	12/31/2022	$1.19	0	$0	0.25%	-33.8%	12/31/2022	$1.20	0	$0	0.00%	-33.7%
12/31/2021	1.79	0	0	0.50%	5.6%	12/31/2021	1.80	0	0	0.25%	5.8%	12/31/2021	1.81	0	0	0.00%	6.1%
12/31/2020	1.69	0	0	0.50%	52.5%	12/31/2020	1.70	0	0	0.25%	52.9%	12/31/2020	1.70	0	0	0.00%	53.3%
12/31/2019	1.11	0	0	0.50%	10.9%	12/31/2019	1.11	0	0	0.25%	11.0%	12/31/2019	1.11	0	0	0.00%	11.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Diversified Income Trust Y Class - 06-897 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.02
Band 100	-	-	1.04
Band 75	-	-	1.07
Band 50	-	-	1.09
Band 25	-	-	1.11
Band 0	-	-	1.13
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$9,182
Cost of units redeemed/account charges			(9,087)
Net investment income (loss)			110
Net realized gain (loss)			(205)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.02	0	$0	1.25%	-4.3%	12/31/2022	$1.04	0	$0	1.00%	-4.1%	12/31/2022	$1.07	0	$0	0.75%	-3.8%
12/31/2021	1.07	0	0	1.25%	-8.0%	12/31/2021	1.09	0	0	1.00%	-7.7%	12/31/2021	1.11	0	0	0.75%	-7.5%
12/31/2020	1.16	0	0	1.25%	-1.1%	12/31/2020	1.18	0	0	1.00%	-0.9%	12/31/2020	1.20	0	0	0.75%	-0.6%
12/31/2019	1.18	3	3	1.25%	11.1%	12/31/2019	1.19	0	0	1.00%	11.4%	12/31/2019	1.21	0	0	0.75%	11.7%
12/31/2018	1.06	0	0	1.25%	-2.2%	12/31/2018	1.07	0	0	1.00%	-2.0%	12/31/2018	1.08	0	0	0.75%	-1.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.09	0	$0	0.50%	-3.6%	12/31/2022	$1.11	0	$0	0.25%	-3.4%	12/31/2022	$1.13	0	$0	0.00%	-3.1%
12/31/2021	1.13	0	0	0.50%	-7.3%	12/31/2021	1.15	0	0	0.25%	-7.0%	12/31/2021	1.17	0	0	0.00%	-6.8%
12/31/2020	1.22	0	0	0.50%	-0.4%	12/31/2020	1.23	0	0	0.25%	-0.1%	12/31/2020	1.25	0	0	0.00%	0.1%
12/31/2019	1.22	0	0	0.50%	11.9%	12/31/2019	1.24	0	0	0.25%	12.2%	12/31/2019	1.25	0	0	0.00%	12.5%
12/31/2018	1.09	0	0	0.50%	-1.5%	12/31/2018	1.10	0	0	0.25%	-1.3%	12/31/2018	1.11	0	0	0.00%	-1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	2.2%
2019	7.5%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Emerging Mkts Equity R6 Class - 06-64J (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.68
Band 100	-	-	0.68
Band 75	-	-	0.68
Band 50	-	-	0.68
Band 25	-	-	0.69
Band 0	-	-	0.69
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.68	0	$0	1.25%	-28.2%	12/31/2022	$0.68	0	$0	1.00%	-28.0%	12/31/2022	$0.68	0	$0	0.75%	-27.8%
12/31/2021	0.94	0	0	1.25%	-5.7%	12/31/2021	0.94	0	0	1.00%	-5.7%	12/31/2021	0.94	0	0	0.75%	-5.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.68	0	$0	0.50%	-27.6%	12/31/2022	$0.69	0	$0	0.25%	-27.5%	12/31/2022	$0.69	0	$0	0.00%	-27.3%
12/31/2021	0.94	0	0	0.50%	-5.6%	12/31/2021	0.95	0	0	0.25%	-5.5%	12/31/2021	0.95	0	0	0.00%	-5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Growth Opportunities Fund Y Class - 06-899

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,546,741	$11,143,707	187,266
Receivables: investments sold	61,893
Payables: investments purchased	-
Net assets	$7,608,634

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,608,634	3,424,582	$2.22
Band 100	-	-	2.27
Band 75	-	-	2.31
Band 50	-	-	2.36
Band 25	-	-	2.41
Band 0	-	-	2.45
Total	$7,608,634	3,424,582

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(105,732)
Net investment income (loss)			(105,732)

Gain (loss) on investments:
Net realized gain (loss)			(192,345)
Realized gain distributions			513,589
Net change in unrealized appreciation (depreciation)			(3,582,082)
Net gain (loss)			(3,260,838)

Increase (decrease) in net assets from operations			$(3,366,570)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(105,732)	$(62,551)
Net realized gain (loss)		(192,345)	19,095
Realized gain distributions		513,589	878,260
Net change in unrealized appreciation (depreciation)		(3,582,082)	(17,003)

Increase (decrease) in net assets from operations		(3,366,570)	817,801

Contract owner transactions:
Proceeds from units sold		776,799	10,646,632
Cost of units redeemed		(822,971)	(475,945)
Account charges		(34)	(65)
Increase (decrease)		(46,206)	10,170,622
Net increase (decrease)		(3,412,776)	10,988,423
Net assets, beginning		11,021,410	32,987
Net assets, ending		$7,608,634	$11,021,410

Units sold		317,183	3,567,182
Units redeemed		(313,408)	(158,796)
Net increase (decrease)		3,775	3,408,386
Units outstanding, beginning		3,420,807	12,421
Units outstanding, ending		3,424,582	3,420,807

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$11,456,496
Cost of units redeemed/account charges			(1,302,267)
Net investment income (loss)			(168,354)
Net realized gain (loss)			(173,161)
Realized gain distributions			1,392,886
Net change in unrealized appreciation (depreciation)			(3,596,966)
Net assets			$7,608,634

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.22	3,425	$7,609	1.25%	-31.0%	12/31/2022	$2.27	0	$0	1.00%	-30.9%	12/31/2022	$2.31	0	$0	0.75%	-30.7%
12/31/2021	3.22	3,421	11,021	1.25%	21.3%	12/31/2021	3.28	0	0	1.00%	21.6%	12/31/2021	3.34	0	0	0.75%	21.9%
12/31/2020	2.66	12	33	1.25%	37.0%	12/31/2020	2.70	0	0	1.00%	37.4%	12/31/2020	2.74	0	0	0.75%	37.7%
12/31/2019	1.94	0	0	1.25%	35.0%	12/31/2019	1.96	0	0	1.00%	35.4%	12/31/2019	1.99	0	0	0.75%	35.7%
12/31/2018	1.44	0	0	1.25%	1.3%	12/31/2018	1.45	0	0	1.00%	1.5%	12/31/2018	1.46	0	0	0.75%	1.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.36	0	$0	0.50%	-30.5%	12/31/2022	$2.41	0	$0	0.25%	-30.3%	12/31/2022	$2.45	0	$0	0.00%	-30.2%
12/31/2021	3.39	0	0	0.50%	22.2%	12/31/2021	3.45	0	0	0.25%	22.5%	12/31/2021	3.51	0	0	0.00%	22.8%
12/31/2020	2.78	0	0	0.50%	38.1%	12/31/2020	2.82	0	0	0.25%	38.4%	12/31/2020	2.86	0	0	0.00%	38.8%
12/31/2019	2.01	0	0	0.50%	36.1%	12/31/2019	2.04	0	0	0.25%	36.4%	12/31/2019	2.06	0	0	0.00%	36.7%
12/31/2018	1.48	0	0	0.50%	2.0%	12/31/2018	1.49	0	0	0.25%	2.3%	12/31/2018	1.51	0	0	0.00%	2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Diversified Income Trust A Class - 06-936 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.03
Band 75	-	-	1.05
Band 50	-	-	1.07
Band 25	-	-	1.09
Band 0	-	-	1.11
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.01	0	$0	1.25%	-4.5%	12/31/2022	$1.03	0	$0	1.00%	-4.2%	12/31/2022	$1.05	0	$0	0.75%	-4.0%
12/31/2021	1.05	0	0	1.25%	-8.1%	12/31/2021	1.07	0	0	1.00%	-7.9%	12/31/2021	1.09	0	0	0.75%	-7.6%
12/31/2020	1.14	0	0	1.25%	-1.5%	12/31/2020	1.16	0	0	1.00%	-1.2%	12/31/2020	1.18	0	0	0.75%	-1.0%
12/31/2019	1.16	0	0	1.25%	10.9%	12/31/2019	1.18	0	0	1.00%	11.1%	12/31/2019	1.19	0	0	0.75%	11.4%
12/31/2018	1.05	0	0	1.25%	-2.6%	12/31/2018	1.06	0	0	1.00%	-2.4%	12/31/2018	1.07	0	0	0.75%	-2.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.07	0	$0	0.50%	-3.8%	12/31/2022	$1.09	0	$0	0.25%	-3.5%	12/31/2022	$1.11	0	$0	0.00%	-3.3%
12/31/2021	1.11	0	0	0.50%	-7.4%	12/31/2021	1.13	0	0	0.25%	-7.2%	12/31/2021	1.15	0	0	0.00%	-6.9%
12/31/2020	1.20	0	0	0.50%	-0.7%	12/31/2020	1.22	0	0	0.25%	-0.5%	12/31/2020	1.23	0	0	0.00%	-0.2%
12/31/2019	1.21	0	0	0.50%	11.7%	12/31/2019	1.22	0	0	0.25%	12.0%	12/31/2019	1.24	0	0	0.00%	12.3%
12/31/2018	1.08	0	0	0.50%	-1.9%	12/31/2018	1.09	0	0	0.25%	-1.6%	12/31/2018	1.10	0	0	0.00%	-1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Ceredex Mid-Cap Value Equity Fund Institutional Class - 06-806

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$510,603	$579,428	47,013
Receivables: investments sold	-
Payables: investments purchased	(4,736)
Net assets	$505,867

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$505,867	188,777	$2.68
Band 100	-	-	2.76
Band 75	-	-	2.85
Band 50	-	-	2.94
Band 25	-	-	3.03
Band 0	-	-	3.12
Total	$505,867	188,777

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$4,386
Mortality & expense charges			(6,738)
Net investment income (loss)			(2,352)

Gain (loss) on investments:
Net realized gain (loss)			(5,040)
Realized gain distributions			28,731
Net change in unrealized appreciation (depreciation)			(117,147)
Net gain (loss)			(93,456)

Increase (decrease) in net assets from operations			$(95,808)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,352)	$(6,264)
Net realized gain (loss)		(5,040)	131,910
Realized gain distributions		28,731	98,674
Net change in unrealized appreciation (depreciation)		(117,147)	(42,586)

Increase (decrease) in net assets from operations		(95,808)	181,734

Contract owner transactions:
Proceeds from units sold		92,947	215,225
Cost of units redeemed		(119,385)	(699,960)
Account charges		(872)	(1,166)
Increase (decrease)		(27,310)	(485,901)
Net increase (decrease)		(123,118)	(304,167)
Net assets, beginning		628,985	933,152
Net assets, ending		$505,867	$628,985

Units sold		33,066	74,869
Units redeemed		(43,826)	(252,428)
Net increase (decrease)		(10,760)	(177,559)
Units outstanding, beginning		199,537	377,096
Units outstanding, ending		188,777	199,537

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$18,245,657
Cost of units redeemed/account charges			(19,849,956)
Net investment income (loss)			(65,433)
Net realized gain (loss)			(1,274,505)
Realized gain distributions			3,518,929
Net change in unrealized appreciation (depreciation)			(68,825)
Net assets			$505,867

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.68	189	$506	1.25%	-15.0%	12/31/2022	$2.76	0	$0	1.00%	-14.8%	12/31/2022	$2.85	0	$0	0.75%	-14.6%
12/31/2021	3.15	200	629	1.25%	27.4%	12/31/2021	3.24	0	0	1.00%	27.7%	12/31/2021	3.33	0	0	0.75%	28.0%
12/31/2020	2.47	377	933	1.25%	-2.4%	12/31/2020	2.54	0	0	1.00%	-2.2%	12/31/2020	2.60	0	0	0.75%	-1.9%
12/31/2019	2.54	440	1,115	1.25%	31.4%	12/31/2019	2.59	0	0	1.00%	31.8%	12/31/2019	2.66	0	0	0.75%	32.1%
12/31/2018	1.93	436	842	1.25%	-9.0%	12/31/2018	1.97	0	0	1.00%	-8.8%	12/31/2018	2.01	0	0	0.75%	-8.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.94	0	$0	0.50%	-14.4%	12/31/2022	$3.03	0	$0	0.25%	-14.1%	12/31/2022	$3.12	0	$0	0.00%	-13.9%
12/31/2021	3.43	0	0	0.50%	28.3%	12/31/2021	3.52	0	0	0.25%	28.7%	12/31/2021	3.62	0	0	0.00%	29.0%
12/31/2020	2.67	0	0	0.50%	-1.7%	12/31/2020	2.74	0	0	0.25%	-1.4%	12/31/2020	2.81	0	0	0.00%	-1.2%
12/31/2019	2.72	0	0	0.50%	32.4%	12/31/2019	2.78	0	0	0.25%	32.8%	12/31/2019	2.84	0	0	0.00%	33.1%
12/31/2018	2.05	0	0	0.50%	-8.3%	12/31/2018	2.09	0	0	0.25%	-8.1%	12/31/2018	2.14	0	0	0.00%	-7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.8%
2021	0.2%
2020	0.7%
2019	1.1%
2018	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Ceredex Small Cap Value Equity Fund A Class - 06-809

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$416	$584	58
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$416

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$416	186	$2.23
Band 100	-	-	2.30
Band 75	-	-	2.37
Band 50	-	-	2.45
Band 25	-	-	2.52
Band 0	-	-	2.60
Total	$416	186

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$2
Mortality & expense charges			(4)
Net investment income (loss)			(2)

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			78
Net change in unrealized appreciation (depreciation)			(128)
Net gain (loss)			(50)

Increase (decrease) in net assets from operations			$(52)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2)	$(235)
Net realized gain (loss)		-	11,004
Realized gain distributions		78	70
Net change in unrealized appreciation (depreciation)		(128)	(3,253)

Increase (decrease) in net assets from operations		(52)	7,586

Contract owner transactions:
Proceeds from units sold		3	7,783
Cost of units redeemed		-	(56,342)
Account charges		-	-
Increase (decrease)		3	(48,559)
Net increase (decrease)		(49)	(40,973)
Net assets, beginning		465	41,438
Net assets, ending		$416	$465

Units sold		1	3,489
Units redeemed		-	(23,913)
Net increase (decrease)		1	(20,424)
Units outstanding, beginning		185	20,609
Units outstanding, ending		186	185

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,850,879
Cost of units redeemed/account charges			(3,422,242)
Net investment income (loss)			(18,695)
Net realized gain (loss)			(81,457)
Realized gain distributions			672,099
Net change in unrealized appreciation (depreciation)			(168)
Net assets			$416

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.23	0	$0	1.25%	-11.4%	12/31/2022	$2.30	0	$0	1.00%	-11.2%	12/31/2022	$2.37	0	$0	0.75%	-11.0%
12/31/2021	2.52	0	0	1.25%	25.3%	12/31/2021	2.59	0	0	1.00%	25.6%	12/31/2021	2.66	0	0	0.75%	26.0%
12/31/2020	2.01	21	41	1.25%	-0.6%	12/31/2020	2.06	0	0	1.00%	-0.4%	12/31/2020	2.12	0	0	0.75%	-0.1%
12/31/2019	2.02	26	53	1.25%	15.8%	12/31/2019	2.07	0	0	1.00%	16.0%	12/31/2019	2.12	0	0	0.75%	16.3%
12/31/2018	1.75	224	392	1.25%	-13.8%	12/31/2018	1.78	0	0	1.00%	-13.6%	12/31/2018	1.82	0	0	0.75%	-13.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.45	0	$0	0.50%	-10.8%	12/31/2022	$2.52	0	$0	0.25%	-10.5%	12/31/2022	$2.60	0	$0	0.00%	-10.3%
12/31/2021	2.74	0	0	0.50%	26.3%	12/31/2021	2.82	0	0	0.25%	26.6%	12/31/2021	2.90	0	0	0.00%	26.9%
12/31/2020	2.17	0	0	0.50%	0.1%	12/31/2020	2.23	0	0	0.25%	0.4%	12/31/2020	2.28	0	0	0.00%	0.6%
12/31/2019	2.17	0	0	0.50%	16.6%	12/31/2019	2.22	0	0	0.25%	16.9%	12/31/2019	2.27	0	0	0.00%	17.2%
12/31/2018	1.86	0	0	0.50%	-13.1%	12/31/2018	1.90	0	0	0.25%	-12.9%	12/31/2018	1.94	0	0	0.00%	-12.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.5%
2021	0.8%
2020	0.3%
2019	0.3%
2018	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Ceredex Small Cap Value Equity Fund Institutional Class - 06-808

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,698	$5,013	613
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$4,698

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,698	2,032	$2.31
Band 100	-	-	2.38
Band 75	-	-	2.46
Band 50	-	-	2.53
Band 25	-	-	2.61
Band 0	-	-	2.69
Total	$4,698	2,032

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$59
Mortality & expense charges			(58)
Net investment income (loss)			1

Gain (loss) on investments:
Net realized gain (loss)			8
Realized gain distributions			829
Net change in unrealized appreciation (depreciation)			(1,432)
Net gain (loss)			(595)

Increase (decrease) in net assets from operations			$(594)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1	$(17)
Net realized gain (loss)		8	17
Realized gain distributions		829	764
Net change in unrealized appreciation (depreciation)		(1,432)	314

Increase (decrease) in net assets from operations		(594)	1,078

Contract owner transactions:
Proceeds from units sold		1	1
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		1	1
Net increase (decrease)		(593)	1,079
Net assets, beginning		5,291	4,212
Net assets, ending		$4,698	$5,291

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		2,032	2,032
Units outstanding, ending		2,032	2,032

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$785,000
Cost of units redeemed/account charges			(911,306)
Net investment income (loss)			(5,359)
Net realized gain (loss)			53,405
Realized gain distributions			83,273
Net change in unrealized appreciation (depreciation)			(315)
Net assets			$4,698

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.31	2	$5	1.25%	-11.2%	12/31/2022	$2.38	0	$0	1.00%	-11.0%	12/31/2022	$2.46	0	$0	0.75%	-10.8%
12/31/2021	2.60	2	5	1.25%	25.6%	12/31/2021	2.68	0	0	1.00%	25.9%	12/31/2021	2.75	0	0	0.75%	26.2%
12/31/2020	2.07	2	4	1.25%	-0.3%	12/31/2020	2.13	0	0	1.00%	-0.1%	12/31/2020	2.18	0	0	0.75%	0.2%
12/31/2019	2.08	1	1	1.25%	16.1%	12/31/2019	2.13	0	0	1.00%	16.4%	12/31/2019	2.18	0	0	0.75%	16.7%
12/31/2018	1.79	2	3	1.25%	-13.5%	12/31/2018	1.83	0	0	1.00%	-13.3%	12/31/2018	1.87	0	0	0.75%	-13.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.53	0	$0	0.50%	-10.5%	12/31/2022	$2.61	0	$0	0.25%	-10.3%	12/31/2022	$2.69	0	$0	0.00%	-10.1%
12/31/2021	2.83	0	0	0.50%	26.6%	12/31/2021	2.91	0	0	0.25%	26.9%	12/31/2021	2.99	0	0	0.00%	27.2%
12/31/2020	2.24	0	0	0.50%	0.4%	12/31/2020	2.30	0	0	0.25%	0.7%	12/31/2020	2.35	0	0	0.00%	0.9%
12/31/2019	2.23	0	0	0.50%	17.0%	12/31/2019	2.28	0	0	0.25%	17.3%	12/31/2019	2.33	0	0	0.00%	17.6%
12/31/2018	1.90	0	0	0.50%	-12.9%	12/31/2018	1.94	0	0	0.25%	-12.6%	12/31/2018	1.98	0	0	0.00%	-12.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.2%
2021	0.9%
2020	0.8%
2019	1.0%
2018	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Ceredex Large Cap Value Equity Fund R6 Class - 06-FFJ

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,134,340	$3,714,628	325,136
Receivables: investments sold	113,771
Payables: investments purchased	-
Net assets	$3,248,111

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,248,111	2,260,590	$1.44
Band 100	-	-	1.46
Band 75	-	-	1.48
Band 50	-	-	1.50
Band 25	-	-	1.53
Band 0	-	-	1.55
Total	$3,248,111	2,260,590

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$46,571
Mortality & expense charges			(38,166)
Net investment income (loss)			8,405

Gain (loss) on investments:
Net realized gain (loss)			(497,767)
Realized gain distributions			267,860
Net change in unrealized appreciation (depreciation)			(365,885)
Net gain (loss)			(595,792)

Increase (decrease) in net assets from operations			$(587,387)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,405	$(1,779)
Net realized gain (loss)		(497,767)	165,983
Realized gain distributions		267,860	792,855
Net change in unrealized appreciation (depreciation)		(365,885)	(438,663)

Increase (decrease) in net assets from operations		(587,387)	518,396

Contract owner transactions:
Proceeds from units sold		2,556,807	2,119,379
Cost of units redeemed		(2,065,507)	(953,484)
Account charges		(11,980)	(10,060)
Increase (decrease)		479,320	1,155,835
Net increase (decrease)		(108,067)	1,674,231
Net assets, beginning		3,356,178	1,681,947
Net assets, ending		$3,248,111	$3,356,178

Units sold		1,708,231	1,377,763
Units redeemed		(1,435,059)	(628,193)
Net increase (decrease)		273,172	749,570
Units outstanding, beginning		1,987,418	1,237,848
Units outstanding, ending		2,260,590	1,987,418

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$9,837,356
Cost of units redeemed/account charges			(6,819,538)
Net investment income (loss)			24,690
Net realized gain (loss)			(643,110)
Realized gain distributions			1,429,001
Net change in unrealized appreciation (depreciation)			(580,288)
Net assets			$3,248,111

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.44	2,261	$3,248	1.25%	-14.9%	12/31/2022	$1.46	0	$0	1.00%	-14.7%	12/31/2022	$1.48	0	$0	0.75%	-14.5%
12/31/2021	1.69	1,987	3,356	1.25%	24.3%	12/31/2021	1.71	0	0	1.00%	24.6%	12/31/2021	1.73	0	0	0.75%	24.9%
12/31/2020	1.36	1,238	1,682	1.25%	2.7%	12/31/2020	1.37	0	0	1.00%	3.0%	12/31/2020	1.39	0	0	0.75%	3.2%
12/31/2019	1.32	668	883	1.25%	29.7%	12/31/2019	1.33	0	0	1.00%	30.0%	12/31/2019	1.34	0	0	0.75%	30.3%
12/31/2018	1.02	721	736	1.25%	-11.3%	12/31/2018	1.03	0	0	1.00%	-11.1%	12/31/2018	1.03	0	0	0.75%	-10.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.50	0	$0	0.50%	-14.3%	12/31/2022	$1.53	0	$0	0.25%	-14.1%	12/31/2022	$1.55	0	$0	0.00%	-13.8%
12/31/2021	1.75	0	0	0.50%	25.2%	12/31/2021	1.78	0	0	0.25%	25.5%	12/31/2021	1.80	0	0	0.00%	25.8%
12/31/2020	1.40	0	0	0.50%	3.5%	12/31/2020	1.42	0	0	0.25%	3.8%	12/31/2020	1.43	0	0	0.00%	4.0%
12/31/2019	1.35	0	0	0.50%	30.7%	12/31/2019	1.36	0	0	0.25%	31.0%	12/31/2019	1.37	0	0	0.00%	31.3%
12/31/2018	1.04	0	0	0.50%	-10.7%	12/31/2018	1.04	0	0	0.25%	-10.4%	12/31/2018	1.05	0	0	0.00%	-10.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.4%
2021	1.3%
2020	1.5%
2019	1.5%
2018	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Ceredex Mid-Cap Value Equity Fund R6 Class - 06-FFK

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,377,350	$1,601,899	125,570
Receivables: investments sold	-
Payables: investments purchased	(19,933)
Net assets	$1,357,417

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,357,417	970,875	$1.40
Band 100	-	-	1.42
Band 75	-	-	1.44
Band 50	-	-	1.46
Band 25	-	-	1.49
Band 0	-	-	1.51
Total	$1,357,417	970,875

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$15,624
Mortality & expense charges			(20,109)
Net investment income (loss)			(4,485)

Gain (loss) on investments:
Net realized gain (loss)			(106,967)
Realized gain distributions			77,537
Net change in unrealized appreciation (depreciation)			(315,387)
Net gain (loss)			(344,817)

Increase (decrease) in net assets from operations			$(349,302)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,485)	$(12,904)
Net realized gain (loss)		(106,967)	137,770
Realized gain distributions		77,537	348,610
Net change in unrealized appreciation (depreciation)		(315,387)	(30,948)

Increase (decrease) in net assets from operations		(349,302)	442,528

Contract owner transactions:
Proceeds from units sold		344,979	1,365,160
Cost of units redeemed		(904,877)	(665,687)
Account charges		(2,681)	(5,404)
Increase (decrease)		(562,579)	694,069
Net increase (decrease)		(911,881)	1,136,597
Net assets, beginning		2,269,298	1,132,701
Net assets, ending		$1,357,417	$2,269,298

Units sold		239,188	969,054
Units redeemed		(650,671)	(468,064)
Net increase (decrease)		(411,483)	500,990
Units outstanding, beginning		1,382,358	881,368
Units outstanding, ending		970,875	1,382,358

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$3,298,442
Cost of units redeemed/account charges			(2,195,135)
Net investment income (loss)			(11,729)
Net realized gain (loss)			(6,825)
Realized gain distributions			497,213
Net change in unrealized appreciation (depreciation)			(224,549)
Net assets			$1,357,417

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.40	971	$1,357	1.25%	-14.8%	12/31/2022	$1.42	0	$0	1.00%	-14.6%	12/31/2022	$1.44	0	$0	0.75%	-14.4%
12/31/2021	1.64	1,382	2,269	1.25%	27.7%	12/31/2021	1.66	0	0	1.00%	28.1%	12/31/2021	1.68	0	0	0.75%	28.4%
12/31/2020	1.29	881	1,133	1.25%	-2.2%	12/31/2020	1.30	0	0	1.00%	-2.0%	12/31/2020	1.31	0	0	0.75%	-1.7%
12/31/2019	1.31	700	919	1.25%	31.7%	12/31/2019	1.32	0	0	1.00%	32.0%	12/31/2019	1.33	0	0	0.75%	32.3%
12/31/2018	1.00	139	138	1.25%	-8.7%	12/31/2018	1.00	0	0	1.00%	-8.5%	12/31/2018	1.01	0	0	0.75%	-8.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.46	0	$0	0.50%	-14.2%	12/31/2022	$1.49	0	$0	0.25%	-14.0%	12/31/2022	$1.51	0	$0	0.00%	-13.8%
12/31/2021	1.71	0	0	0.50%	28.7%	12/31/2021	1.73	0	0	0.25%	29.0%	12/31/2021	1.75	0	0	0.00%	29.3%
12/31/2020	1.32	0	0	0.50%	-1.5%	12/31/2020	1.34	0	0	0.25%	-1.2%	12/31/2020	1.35	0	0	0.00%	-1.0%
12/31/2019	1.34	0	0	0.50%	32.6%	12/31/2019	1.35	0	0	0.25%	33.0%	12/31/2019	1.37	0	0	0.00%	33.3%
12/31/2018	1.01	0	0	0.50%	-8.0%	12/31/2018	1.02	0	0	0.25%	-7.8%	12/31/2018	1.02	0	0	0.00%	-7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.9%
2021	0.7%
2020	1.0%
2019	1.9%
2018	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Seix Total Return Bond Fund R6 Class - 06-3CX (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.98
Band 100	-	-	1.00
Band 75	-	-	1.01
Band 50	-	-	1.02
Band 25	-	-	1.03
Band 0	-	-	1.04
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.98	0	$0	1.25%	-14.4%	12/31/2022	$1.00	0	$0	1.00%	-14.2%	12/31/2022	$1.01	0	$0	0.75%	-14.0%
12/31/2021	1.15	0	0	1.25%	-2.3%	12/31/2021	1.16	0	0	1.00%	-2.1%	12/31/2021	1.17	0	0	0.75%	-1.8%
12/31/2020	1.18	0	0	1.25%	9.9%	12/31/2020	1.18	0	0	1.00%	10.2%	12/31/2020	1.19	0	0	0.75%	10.5%
12/31/2019	1.07	0	0	1.25%	5.9%	12/31/2019	1.08	0	0	1.00%	6.1%	12/31/2019	1.08	0	0	0.75%	6.4%
12/31/2018	1.01	0	0	1.25%	1.2%	12/31/2018	1.01	0	0	1.00%	1.3%	12/31/2018	1.01	0	0	0.75%	1.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.02	0	$0	0.50%	-13.8%	12/31/2022	$1.03	0	$0	0.25%	-13.6%	12/31/2022	$1.04	0	$0	0.00%	-13.4%
12/31/2021	1.18	0	0	0.50%	-1.6%	12/31/2021	1.19	0	0	0.25%	-1.3%	12/31/2021	1.20	0	0	0.00%	-1.1%
12/31/2020	1.20	0	0	0.50%	10.8%	12/31/2020	1.21	0	0	0.25%	11.0%	12/31/2020	1.22	0	0	0.00%	11.3%
12/31/2019	1.08	0	0	0.50%	6.7%	12/31/2019	1.09	0	0	0.25%	6.9%	12/31/2019	1.09	0	0	0.00%	7.2%
12/31/2018	1.02	0	0	0.50%	1.6%	12/31/2018	1.02	0	0	0.25%	1.7%	12/31/2018	1.02	0	0	0.00%	1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Vontobel Emerging Markets Opp Fund R6 Class - 06-3N4 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.96
Band 100	-	-	0.97
Band 75	-	-	0.98
Band 50	-	-	0.99
Band 25	-	-	1.00
Band 0	-	-	1.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.96	0	$0	1.25%	-24.0%	12/31/2022	$0.97	0	$0	1.00%	-23.8%	12/31/2022	$0.98	0	$0	0.75%	-23.6%
12/31/2021	1.26	0	0	1.25%	-7.4%	12/31/2021	1.27	0	0	1.00%	-7.2%	12/31/2021	1.28	0	0	0.75%	-6.9%
12/31/2020	1.36	0	0	1.25%	14.6%	12/31/2020	1.36	0	0	1.00%	14.9%	12/31/2020	1.37	0	0	0.75%	15.1%
12/31/2019	1.18	0	0	1.25%	17.2%	12/31/2019	1.19	0	0	1.00%	17.5%	12/31/2019	1.19	0	0	0.75%	17.8%
12/31/2018	1.01	0	0	1.25%	1.1%	12/31/2018	1.01	0	0	1.00%	1.1%	12/31/2018	1.01	0	0	0.75%	1.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.99	0	$0	0.50%	-23.4%	12/31/2022	$1.00	0	$0	0.25%	-23.2%	12/31/2022	$1.01	0	$0	0.00%	-23.0%
12/31/2021	1.29	0	0	0.50%	-6.7%	12/31/2021	1.30	0	0	0.25%	-6.5%	12/31/2021	1.31	0	0	0.00%	-6.2%
12/31/2020	1.38	0	0	0.50%	15.4%	12/31/2020	1.39	0	0	0.25%	15.7%	12/31/2020	1.39	0	0	0.00%	16.0%
12/31/2019	1.19	0	0	0.50%	18.1%	12/31/2019	1.20	0	0	0.25%	18.4%	12/31/2019	1.20	0	0	0.00%	18.7%
12/31/2018	1.01	0	0	0.50%	1.2%	12/31/2018	1.01	0	0	0.25%	1.2%	12/31/2018	1.01	0	0	0.00%	1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Seix Fltg Rate HiInc R6 Class - 06-47K (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.03
Band 100	-	-	1.03
Band 75	-	-	1.04
Band 50	-	-	1.05
Band 25	-	-	1.06
Band 0	-	-	1.07
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.03	0	$0	1.25%	-2.0%	12/31/2022	$1.03	0	$0	1.00%	-1.8%	12/31/2022	$1.04	0	$0	0.75%	-1.5%
12/31/2021	1.05	0	0	1.25%	4.3%	12/31/2021	1.05	0	0	1.00%	4.5%	12/31/2021	1.06	0	0	0.75%	4.8%
12/31/2020	1.00	0	0	1.25%	-0.6%	12/31/2020	1.01	0	0	1.00%	-0.3%	12/31/2020	1.01	0	0	0.75%	-0.1%
12/31/2019	1.01	0	0	1.25%	1.0%	12/31/2019	1.01	0	0	1.00%	1.1%	12/31/2019	1.01	0	0	0.75%	1.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.05	0	$0	0.50%	-1.3%	12/31/2022	$1.06	0	$0	0.25%	-1.0%	12/31/2022	$1.07	0	$0	0.00%	-0.8%
12/31/2021	1.07	0	0	0.50%	5.0%	12/31/2021	1.07	0	0	0.25%	5.3%	12/31/2021	1.08	0	0	0.00%	5.6%
12/31/2020	1.01	0	0	0.50%	0.2%	12/31/2020	1.02	0	0	0.25%	0.4%	12/31/2020	1.02	0	0	0.00%	0.7%
12/31/2019	1.01	0	0	0.50%	1.3%	12/31/2019	1.01	0	0	0.25%	1.4%	12/31/2019	1.01	0	0	0.00%	1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Seix High Income Fund A Class - 06-801

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$35,739	$40,703	6,599
Receivables: investments sold	31
Payables: investments purchased	-
Net assets	$35,770

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$35,770	25,315	$1.41
Band 100	-	-	1.46
Band 75	-	-	1.50
Band 50	-	-	1.55
Band 25	-	-	1.60
Band 0	-	-	1.65
Total	$35,770	25,315

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$2,499
Mortality & expense charges			(584)
Net investment income (loss)			1,915

Gain (loss) on investments:
Net realized gain (loss)			(1,558)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(6,700)
Net gain (loss)			(8,258)

Increase (decrease) in net assets from operations			$(6,343)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,915	$1,683
Net realized gain (loss)		(1,558)	47
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(6,700)	(127)

Increase (decrease) in net assets from operations		(6,343)	1,603

Contract owner transactions:
Proceeds from units sold		2,155	2,510
Cost of units redeemed		(12,133)	(539)
Account charges		(278)	(38)
Increase (decrease)		(10,256)	1,933
Net increase (decrease)		(16,599)	3,536
Net assets, beginning		52,369	48,833
Net assets, ending		$35,770	$52,369

Units sold		1,491	1,577
Units redeemed		(8,631)	(361)
Net increase (decrease)		(7,140)	1,216
Units outstanding, beginning		32,455	31,239
Units outstanding, ending		25,315	32,455

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$9,822,957
Cost of units redeemed/account charges			(10,823,339)
Net investment income (loss)			1,150,215
Net realized gain (loss)			(377,052)
Realized gain distributions			267,953
Net change in unrealized appreciation (depreciation)			(4,964)
Net assets			$35,770

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.41	25	$36	1.25%	-12.4%	12/31/2022	$1.46	0	$0	1.00%	-12.2%	12/31/2022	$1.50	0	$0	0.75%	-12.0%
12/31/2021	1.61	32	52	1.25%	3.2%	12/31/2021	1.66	0	0	1.00%	3.5%	12/31/2021	1.71	0	0	0.75%	3.7%
12/31/2020	1.56	31	49	1.25%	6.0%	12/31/2020	1.60	0	0	1.00%	6.3%	12/31/2020	1.64	0	0	0.75%	6.6%
12/31/2019	1.47	57	84	1.25%	10.5%	12/31/2019	1.51	0	0	1.00%	10.7%	12/31/2019	1.54	0	0	0.75%	11.0%
12/31/2018	1.33	36	48	1.25%	-4.6%	12/31/2018	1.36	0	0	1.00%	-4.4%	12/31/2018	1.39	0	0	0.75%	-4.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.55	0	$0	0.50%	-11.8%	12/31/2022	$1.60	0	$0	0.25%	-11.6%	12/31/2022	$1.65	0	$0	0.00%	-11.3%
12/31/2021	1.75	0	0	0.50%	4.0%	12/31/2021	1.80	0	0	0.25%	4.3%	12/31/2021	1.86	0	0	0.00%	4.5%
12/31/2020	1.69	0	0	0.50%	6.8%	12/31/2020	1.73	0	0	0.25%	7.1%	12/31/2020	1.78	0	0	0.00%	7.4%
12/31/2019	1.58	0	0	0.50%	11.3%	12/31/2019	1.62	0	0	0.25%	11.6%	12/31/2019	1.65	0	0	0.00%	11.9%
12/31/2018	1.42	0	0	0.50%	-3.9%	12/31/2018	1.45	0	0	0.25%	-3.7%	12/31/2018	1.48	0	0	0.00%	-3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	5.7%
2021	4.6%
2020	4.4%
2019	3.2%
2018	3.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Ceredex Large Cap Value Equity Fund A Class - 06-804

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$557,650	$693,304	49,050
Receivables: investments sold	-
Payables: investments purchased	(85,782)
Net assets	$471,868

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$471,868	181,106	$2.61
Band 100	-	-	2.69
Band 75	-	-	2.77
Band 50	-	-	2.85
Band 25	-	-	2.94
Band 0	-	-	3.03
Total	$471,868	181,106

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$5,911
Mortality & expense charges			(8,244)
Net investment income (loss)			(2,333)

Gain (loss) on investments:
Net realized gain (loss)			(44,198)
Realized gain distributions			54,455
Net change in unrealized appreciation (depreciation)			(141,853)
Net gain (loss)			(131,596)

Increase (decrease) in net assets from operations			$(133,929)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,333)	$(5,645)
Net realized gain (loss)		(44,198)	350,816
Realized gain distributions		54,455	233,906
Net change in unrealized appreciation (depreciation)		(141,853)	(242,316)

Increase (decrease) in net assets from operations		(133,929)	336,761

Contract owner transactions:
Proceeds from units sold		97,682	284,280
Cost of units redeemed		(463,355)	(1,588,695)
Account charges		(2,558)	(4,475)
Increase (decrease)		(368,231)	(1,308,890)
Net increase (decrease)		(502,160)	(972,129)
Net assets, beginning		974,028	1,946,157
Net assets, ending		$471,868	$974,028

Units sold		36,471	108,087
Units redeemed		(171,622)	(521,460)
Net increase (decrease)		(135,151)	(413,373)
Units outstanding, beginning		316,257	729,630
Units outstanding, ending		181,106	316,257

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$17,390,952
Cost of units redeemed/account charges			(18,957,481)
Net investment income (loss)			24,300
Net realized gain (loss)			(140,256)
Realized gain distributions			2,290,007
Net change in unrealized appreciation (depreciation)			(135,654)
Net assets			$471,868

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.61	181	$472	1.25%	-15.4%	12/31/2022	$2.69	0	$0	1.00%	-15.2%	12/31/2022	$2.77	0	$0	0.75%	-15.0%
12/31/2021	3.08	316	974	1.25%	23.7%	12/31/2021	3.17	0	0	1.00%	24.0%	12/31/2021	3.26	0	0	0.75%	24.3%
12/31/2020	2.49	347	863	1.25%	2.2%	12/31/2020	2.55	0	0	1.00%	2.4%	12/31/2020	2.62	0	0	0.75%	2.7%
12/31/2019	2.44	368	897	1.25%	28.9%	12/31/2019	2.49	0	0	1.00%	29.3%	12/31/2019	2.55	0	0	0.75%	29.6%
12/31/2018	1.89	839	1,586	1.25%	-11.7%	12/31/2018	1.93	0	0	1.00%	-11.5%	12/31/2018	1.97	0	0	0.75%	-11.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.85	0	$0	0.50%	-14.8%	12/31/2022	$2.94	0	$0	0.25%	-14.6%	12/31/2022	$3.03	0	$0	0.00%	-14.3%
12/31/2021	3.35	0	0	0.50%	24.6%	12/31/2021	3.44	0	0	0.25%	24.9%	12/31/2021	3.54	0	0	0.00%	25.2%
12/31/2020	2.69	0	0	0.50%	3.0%	12/31/2020	2.76	0	0	0.25%	3.2%	12/31/2020	2.83	383	1,083	0.00%	3.5%
12/31/2019	2.61	0	0	0.50%	29.9%	12/31/2019	2.67	0	0	0.25%	30.2%	12/31/2019	2.73	318	869	0.00%	30.6%
12/31/2018	2.01	0	0	0.50%	-11.1%	12/31/2018	2.05	0	0	0.25%	-10.9%	12/31/2018	2.09	109	229	0.00%	-10.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.8%
2021	0.4%
2020	1.1%
2019	1.1%
2018	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Seix Total Return Bond Fund A Class - 06-811

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$57,303	$64,971	5,909
Receivables: investments sold	311
Payables: investments purchased	-
Net assets	$57,614

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$57,614	54,658	$1.05
Band 100	-	-	1.09
Band 75	-	-	1.12
Band 50	-	-	1.15
Band 25	-	-	1.19
Band 0	-	-	1.23
Total	$57,614	54,658

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,075
Mortality & expense charges			(730)
Net investment income (loss)			345

Gain (loss) on investments:
Net realized gain (loss)			168
Realized gain distributions			582
Net change in unrealized appreciation (depreciation)			(10,568)
Net gain (loss)			(9,818)

Increase (decrease) in net assets from operations			$(9,473)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$345	$(294)
Net realized gain (loss)		168	760
Realized gain distributions		582	169
Net change in unrealized appreciation (depreciation)		(10,568)	(2,448)

Increase (decrease) in net assets from operations		(9,473)	(1,813)

Contract owner transactions:
Proceeds from units sold		6,183	5,957
Cost of units redeemed		(5,525)	(9,349)
Account charges		-	(100)
Increase (decrease)		658	(3,492)
Net increase (decrease)		(8,815)	(5,305)
Net assets, beginning		66,429	71,734
Net assets, ending		$57,614	$66,429

Units sold		5,614	4,806
Units redeemed		(4,662)	(7,532)
Net increase (decrease)		952	(2,726)
Units outstanding, beginning		53,706	56,432
Units outstanding, ending		54,658	53,706

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$297,129
Cost of units redeemed/account charges			(239,413)
Net investment income (loss)			3,888
Net realized gain (loss)			105
Realized gain distributions			3,573
Net change in unrealized appreciation (depreciation)			(7,668)
Net assets			$57,614

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.05	55	$58	1.25%	-14.8%	12/31/2022	$1.09	0	$0	1.00%	-14.6%	12/31/2022	$1.12	0	$0	0.75%	-14.4%
12/31/2021	1.24	54	66	1.25%	-2.7%	12/31/2021	1.27	0	0	1.00%	-2.5%	12/31/2021	1.31	0	0	0.75%	-2.2%
12/31/2020	1.27	56	72	1.25%	9.5%	12/31/2020	1.30	0	0	1.00%	9.8%	12/31/2020	1.34	0	0	0.75%	10.1%
12/31/2019	1.16	56	66	1.25%	5.4%	12/31/2019	1.19	0	0	1.00%	5.6%	12/31/2019	1.21	0	0	0.75%	5.9%
12/31/2018	1.10	46	50	1.25%	-1.7%	12/31/2018	1.12	0	0	1.00%	-1.5%	12/31/2018	1.15	0	0	0.75%	-1.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.15	0	$0	0.50%	-14.1%	12/31/2022	$1.19	0	$0	0.25%	-13.9%	12/31/2022	$1.23	0	$0	0.00%	-13.7%
12/31/2021	1.35	0	0	0.50%	-2.0%	12/31/2021	1.38	0	0	0.25%	-1.7%	12/31/2021	1.42	0	0	0.00%	-1.5%
12/31/2020	1.37	0	0	0.50%	10.4%	12/31/2020	1.41	0	0	0.25%	10.6%	12/31/2020	1.44	0	0	0.00%	10.9%
12/31/2019	1.24	0	0	0.50%	6.2%	12/31/2019	1.27	0	0	0.25%	6.4%	12/31/2019	1.30	0	0	0.00%	6.7%
12/31/2018	1.17	0	0	0.50%	-1.0%	12/31/2018	1.19	0	0	0.25%	-0.7%	12/31/2018	1.22	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.7%
2021	0.8%
2020	1.8%
2019	1.4%
2018	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Ceredex Large Cap Value Equity Fund Institutional Class - 06-803

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$933,936	$1,143,664	92,096
Receivables: investments sold	-
Payables: investments purchased	(25,861)
Net assets	$908,075

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$908,075	337,094	$2.69
Band 100	-	-	2.78
Band 75	-	-	2.86
Band 50	-	-	2.95
Band 25	-	-	3.04
Band 0	-	-	3.14
Total	$908,075	337,094

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$10,302
Mortality & expense charges			(17,376)
Net investment income (loss)			(7,074)

Gain (loss) on investments:
Net realized gain (loss)			(142,174)
Realized gain distributions			86,464
Net change in unrealized appreciation (depreciation)			(273,964)
Net gain (loss)			(329,674)

Increase (decrease) in net assets from operations			$(336,748)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,074)	$(9,562)
Net realized gain (loss)		(142,174)	221,107
Realized gain distributions		86,464	689,264
Net change in unrealized appreciation (depreciation)		(273,964)	(273,135)

Increase (decrease) in net assets from operations		(336,748)	627,674

Contract owner transactions:
Proceeds from units sold		193,788	608,508
Cost of units redeemed		(1,857,539)	(1,462,523)
Account charges		(3,451)	(11,557)
Increase (decrease)		(1,667,202)	(865,572)
Net increase (decrease)		(2,003,950)	(237,898)
Net assets, beginning		2,912,025	3,149,923
Net assets, ending		$908,075	$2,912,025

Units sold		69,011	214,200
Units redeemed		(649,267)	(526,534)
Net increase (decrease)		(580,256)	(312,334)
Units outstanding, beginning		917,350	1,229,684
Units outstanding, ending		337,094	917,350

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$35,366,603
Cost of units redeemed/account charges			(40,421,632)
Net investment income (loss)			117,508
Net realized gain (loss)			(631,828)
Realized gain distributions			6,687,152
Net change in unrealized appreciation (depreciation)			(209,728)
Net assets			$908,075

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.69	337	$908	1.25%	-15.1%	12/31/2022	$2.78	0	$0	1.00%	-14.9%	12/31/2022	$2.86	0	$0	0.75%	-14.7%
12/31/2021	3.17	917	2,912	1.25%	23.9%	12/31/2021	3.26	0	0	1.00%	24.2%	12/31/2021	3.36	0	0	0.75%	24.5%
12/31/2020	2.56	1,230	3,150	1.25%	2.5%	12/31/2020	2.63	0	0	1.00%	2.7%	12/31/2020	2.70	0	0	0.75%	3.0%
12/31/2019	2.50	1,409	3,522	1.25%	29.3%	12/31/2019	2.56	0	0	1.00%	29.6%	12/31/2019	2.62	0	0	0.75%	30.0%
12/31/2018	1.93	4,470	8,641	1.25%	-11.5%	12/31/2018	1.97	0	0	1.00%	-11.3%	12/31/2018	2.01	0	0	0.75%	-11.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.95	0	$0	0.50%	-14.5%	12/31/2022	$3.04	0	$0	0.25%	-14.3%	12/31/2022	$3.14	0	$0	0.00%	-14.1%
12/31/2021	3.45	0	0	0.50%	24.9%	12/31/2021	3.55	0	0	0.25%	25.2%	12/31/2021	3.65	0	0	0.00%	25.5%
12/31/2020	2.76	0	0	0.50%	3.2%	12/31/2020	2.84	0	0	0.25%	3.5%	12/31/2020	2.91	0	0	0.00%	3.8%
12/31/2019	2.68	0	0	0.50%	30.3%	12/31/2019	2.74	0	0	0.25%	30.6%	12/31/2019	2.80	0	0	0.00%	30.9%
12/31/2018	2.06	0	0	0.50%	-10.8%	12/31/2018	2.10	0	0	0.25%	-10.6%	12/31/2018	2.14	0	0	0.00%	-10.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.5%
2021	0.9%
2020	1.0%
2019	0.8%
2018	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Ceredex Mid-Cap Value Equity Fund A Class - 06-807

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$133,538	$152,546	12,684
Receivables: investments sold	-
Payables: investments purchased	(221)
Net assets	$133,317

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$133,317	51,586	$2.58
Band 100	-	-	2.66
Band 75	-	-	2.75
Band 50	-	-	2.83
Band 25	-	-	2.92
Band 0	-	-	3.01
Total	$133,317	51,586

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$957
Mortality & expense charges			(2,079)
Net investment income (loss)			(1,122)

Gain (loss) on investments:
Net realized gain (loss)			(11,670)
Realized gain distributions			9,404
Net change in unrealized appreciation (depreciation)			(32,881)
Net gain (loss)			(35,147)

Increase (decrease) in net assets from operations			$(36,269)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,122)	$(2,708)
Net realized gain (loss)		(11,670)	7,993
Realized gain distributions		9,404	35,413
Net change in unrealized appreciation (depreciation)		(32,881)	12,439

Increase (decrease) in net assets from operations		(36,269)	53,137

Contract owner transactions:
Proceeds from units sold		20,997	32,545
Cost of units redeemed		(78,957)	(62,881)
Account charges		(113)	(96)
Increase (decrease)		(58,073)	(30,432)
Net increase (decrease)		(94,342)	22,705
Net assets, beginning		227,659	204,954
Net assets, ending		$133,317	$227,659

Units sold		8,552	11,627
Units redeemed		(31,591)	(22,411)
Net increase (decrease)		(23,039)	(10,784)
Units outstanding, beginning		74,625	85,409
Units outstanding, ending		51,586	74,625

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$4,437,388
Cost of units redeemed/account charges			(4,811,831)
Net investment income (loss)			(17,708)
Net realized gain (loss)			(27,957)
Realized gain distributions			572,433
Net change in unrealized appreciation (depreciation)			(19,008)
Net assets			$133,317

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.58	52	$133	1.25%	-15.3%	12/31/2022	$2.66	0	$0	1.00%	-15.1%	12/31/2022	$2.75	0	$0	0.75%	-14.9%
12/31/2021	3.05	75	228	1.25%	27.1%	12/31/2021	3.14	0	0	1.00%	27.4%	12/31/2021	3.23	0	0	0.75%	27.8%
12/31/2020	2.40	85	205	1.25%	-2.7%	12/31/2020	2.46	0	0	1.00%	-2.5%	12/31/2020	2.52	0	0	0.75%	-2.3%
12/31/2019	2.47	73	181	1.25%	31.0%	12/31/2019	2.52	0	0	1.00%	31.3%	12/31/2019	2.58	0	0	0.75%	31.6%
12/31/2018	1.88	90	169	1.25%	-9.2%	12/31/2018	1.92	0	0	1.00%	-9.0%	12/31/2018	1.96	0	0	0.75%	-8.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.83	0	$0	0.50%	-14.6%	12/31/2022	$2.92	0	$0	0.25%	-14.4%	12/31/2022	$3.01	0	$0	0.00%	-14.2%
12/31/2021	3.32	0	0	0.50%	28.1%	12/31/2021	3.41	0	0	0.25%	28.4%	12/31/2021	3.51	0	0	0.00%	28.7%
12/31/2020	2.59	0	0	0.50%	-2.0%	12/31/2020	2.66	0	0	0.25%	-1.8%	12/31/2020	2.73	0	0	0.00%	-1.5%
12/31/2019	2.64	0	0	0.50%	32.0%	12/31/2019	2.70	0	0	0.25%	32.3%	12/31/2019	2.77	0	0	0.00%	32.6%
12/31/2018	2.00	0	0	0.50%	-8.5%	12/31/2018	2.04	0	0	0.25%	-8.3%	12/31/2018	2.09	0	0	0.00%	-8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.5%
2021	0.0%
2020	0.7%
2019	0.8%
2018	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Global Infrastructure Fund S Class - 06-489 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.90
Band 100	-	-	1.95
Band 75	-	-	2.00
Band 50	-	-	2.06
Band 25	-	-	2.12
Band 0	-	-	2.18
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /20 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.90	0	$0	1.25%	-4.3%	12/31/2022	$1.95	0	$0	1.00%	-4.0%	12/31/2022	$2.00	0	$0	0.75%	-3.8%
12/31/2021	1.98	0	0	1.25%	10.9%	12/31/2021	2.03	0	0	1.00%	11.2%	12/31/2021	2.08	0	0	0.75%	11.5%
12/31/2020	1.79	0	0	1.25%	-4.6%	12/31/2020	1.83	0	0	1.00%	-4.4%	12/31/2020	1.87	0	0	0.75%	-4.2%
12/31/2019	1.87	0	0	1.25%	26.1%	12/31/2019	1.91	0	0	1.00%	26.4%	12/31/2019	1.95	0	0	0.75%	26.7%
12/31/2018	1.49	0	0	1.25%	-11.1%	12/31/2018	1.51	0	0	1.00%	-10.9%	12/31/2018	1.54	0	0	0.75%	-10.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.06	0	$0	0.50%	-3.6%	12/31/2022	$2.12	0	$0	0.25%	-3.3%	12/31/2022	$2.18	0	$0	0.00%	-3.1%
12/31/2021	2.14	0	0	0.50%	11.8%	12/31/2021	2.19	0	0	0.25%	12.1%	12/31/2021	2.25	0	0	0.00%	12.3%
12/31/2020	1.91	0	0	0.50%	-3.9%	12/31/2020	1.96	0	0	0.25%	-3.7%	12/31/2020	2.00	0	0	0.00%	-3.4%
12/31/2019	1.99	0	0	0.50%	27.0%	12/31/2019	2.03	0	0	0.25%	27.3%	12/31/2019	2.07	0	0	0.00%	27.7%
12/31/2018	1.57	0	0	0.50%	-10.4%	12/31/2018	1.60	0	0	0.25%	-10.2%	12/31/2018	1.62	0	0	0.00%	-10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Opportunistic Credit Fund S Class - 06-488 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.27
Band 100	-	-	1.30
Band 75	-	-	1.34
Band 50	-	-	1.38
Band 25	-	-	1.42
Band 0	-	-	1.46
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /20 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.27	0	$0	1.25%	-12.5%	12/31/2022	$1.30	0	$0	1.00%	-12.3%	12/31/2022	$1.34	0	$0	0.75%	-12.1%
12/31/2021	1.45	0	0	1.25%	1.4%	12/31/2021	1.48	0	0	1.00%	1.6%	12/31/2021	1.52	0	0	0.75%	1.9%
12/31/2020	1.43	0	0	1.25%	2.4%	12/31/2020	1.46	0	0	1.00%	2.6%	12/31/2020	1.49	0	0	0.75%	2.9%
12/31/2019	1.39	0	0	1.25%	9.5%	12/31/2019	1.42	0	0	1.00%	9.8%	12/31/2019	1.45	0	0	0.75%	10.1%
12/31/2018	1.27	0	0	1.25%	-4.4%	12/31/2018	1.30	0	0	1.00%	-4.2%	12/31/2018	1.32	0	0	0.75%	-3.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.38	0	$0	0.50%	-11.9%	12/31/2022	$1.42	0	$0	0.25%	-11.7%	12/31/2022	$1.46	0	$0	0.00%	-11.5%
12/31/2021	1.56	0	0	0.50%	2.1%	12/31/2021	1.60	0	0	0.25%	2.4%	12/31/2021	1.64	0	0	0.00%	2.6%
12/31/2020	1.53	0	0	0.50%	3.1%	12/31/2020	1.56	0	0	0.25%	3.4%	12/31/2020	1.60	0	0	0.00%	3.6%
12/31/2019	1.48	0	0	0.50%	10.3%	12/31/2019	1.51	0	0	0.25%	10.6%	12/31/2019	1.55	0	0	0.00%	10.9%
12/31/2018	1.34	0	0	0.50%	-3.7%	12/31/2018	1.37	0	0	0.25%	-3.4%	12/31/2018	1.39	0	0	0.00%	-3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Global Real Estate Securities Fund S Class - 06-739

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$80,882	$99,835	2,980
Receivables: investments sold	92
Payables: investments purchased	-
Net assets	$80,974

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$80,974	38,111	$2.12
Band 100	-	-	2.20
Band 75	-	-	2.28
Band 50	-	-	2.36
Band 25	-	-	2.44
Band 0	-	-	2.53
Total	$80,974	38,111

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$5,159
Mortality & expense charges			(3,107)
Net investment income (loss)			2,052

Gain (loss) on investments:
Net realized gain (loss)			(55,946)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(57,544)
Net gain (loss)			(113,490)

Increase (decrease) in net assets from operations			$(111,438)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,052	$8,426
Net realized gain (loss)		(55,946)	30,187
Realized gain distributions		-	8,801
Net change in unrealized appreciation (depreciation)		(57,544)	54,056

Increase (decrease) in net assets from operations		(111,438)	101,470

Contract owner transactions:
Proceeds from units sold		44,806	73,642
Cost of units redeemed		(193,022)	(275,845)
Account charges		(89)	(413)
Increase (decrease)		(148,305)	(202,616)
Net increase (decrease)		(259,743)	(101,146)
Net assets, beginning		340,717	441,863
Net assets, ending		$80,974	$340,717

Units sold		17,795	34,392
Units redeemed		(95,307)	(106,559)
Net increase (decrease)		(77,512)	(72,167)
Units outstanding, beginning		115,623	187,790
Units outstanding, ending		38,111	115,623

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$5,520,422
Cost of units redeemed/account charges			(6,241,379)
Net investment income (loss)			268,504
Net realized gain (loss)			153,532
Realized gain distributions			398,848
Net change in unrealized appreciation (depreciation)			(18,953)
Net assets			$80,974

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.12	38	$81	1.25%	-27.9%	12/31/2022	$2.20	0	$0	1.00%	-27.7%	12/31/2022	$2.28	0	$0	0.75%	-27.5%
12/31/2021	2.95	116	341	1.25%	25.2%	12/31/2021	3.04	0	0	1.00%	25.6%	12/31/2021	3.15	0	0	0.75%	25.9%
12/31/2020	2.35	188	442	1.25%	-6.7%	12/31/2020	2.42	0	0	1.00%	-6.5%	12/31/2020	2.50	0	0	0.75%	-6.2%
12/31/2019	2.52	159	402	1.25%	20.1%	12/31/2019	2.59	0	0	1.00%	20.4%	12/31/2019	2.67	0	0	0.75%	20.7%
12/31/2018	2.10	341	717	1.25%	-7.2%	12/31/2018	2.15	0	0	1.00%	-6.9%	12/31/2018	2.21	0	0	0.75%	-6.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.36	0	$0	0.50%	-27.4%	12/31/2022	$2.44	0	$0	0.25%	-27.2%	12/31/2022	$2.53	0	$0	0.00%	-27.0%
12/31/2021	3.25	0	0	0.50%	26.2%	12/31/2021	3.36	0	0	0.25%	26.5%	12/31/2021	3.47	0	0	0.00%	26.8%
12/31/2020	2.58	0	0	0.50%	-6.0%	12/31/2020	2.65	0	0	0.25%	-5.8%	12/31/2020	2.74	0	0	0.00%	-5.5%
12/31/2019	2.74	0	0	0.50%	21.0%	12/31/2019	2.82	0	0	0.25%	21.3%	12/31/2019	2.90	0	0	0.00%	21.6%
12/31/2018	2.26	0	0	0.50%	-6.5%	12/31/2018	2.32	0	0	0.25%	-6.2%	12/31/2018	2.38	0	0	0.00%	-6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.4%
2021	3.4%
2020	1.8%
2019	5.6%
2018	3.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell International Developed Markets Fund S Class - 06-737 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.81
Band 100	-	-	1.88
Band 75	-	-	1.94
Band 50	-	-	2.01
Band 25	-	-	2.08
Band 0	-	-	2.16
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.81	0	$0	1.25%	-14.4%	12/31/2022	$1.88	0	$0	1.00%	-14.2%	12/31/2022	$1.94	0	$0	0.75%	-14.0%
12/31/2021	2.12	0	0	1.25%	11.4%	12/31/2021	2.19	0	0	1.00%	11.6%	12/31/2021	2.26	0	0	0.75%	11.9%
12/31/2020	1.90	0	0	1.25%	4.4%	12/31/2020	1.96	0	0	1.00%	4.7%	12/31/2020	2.02	0	0	0.75%	5.0%
12/31/2019	1.82	0	0	1.25%	18.4%	12/31/2019	1.87	0	0	1.00%	18.7%	12/31/2019	1.92	0	0	0.75%	19.0%
12/31/2018	1.54	0	0	1.25%	-16.4%	12/31/2018	1.57	0	0	1.00%	-16.2%	12/31/2018	1.62	0	0	0.75%	-16.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.01	0	$0	0.50%	-13.7%	12/31/2022	$2.08	0	$0	0.25%	-13.5%	12/31/2022	$2.16	0	$0	0.00%	-13.3%
12/31/2021	2.33	0	0	0.50%	12.2%	12/31/2021	2.41	0	0	0.25%	12.5%	12/31/2021	2.49	0	0	0.00%	12.8%
12/31/2020	2.08	0	0	0.50%	5.2%	12/31/2020	2.14	0	0	0.25%	5.5%	12/31/2020	2.21	0	0	0.00%	5.8%
12/31/2019	1.98	0	0	0.50%	19.3%	12/31/2019	2.03	0	0	0.25%	19.6%	12/31/2019	2.09	0	0	0.00%	19.9%
12/31/2018	1.66	0	0	0.50%	-15.8%	12/31/2018	1.70	0	0	0.25%	-15.5%	12/31/2018	1.74	0	0	0.00%	-15.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Investment Grade Bond Fund S Class - 06-738

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$306,702	$363,620	17,042
Receivables: investments sold	4,656
Payables: investments purchased	-
Net assets	$311,358

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$311,358	239,864	$1.30
Band 100	-	-	1.34
Band 75	-	-	1.39
Band 50	-	-	1.44
Band 25	-	-	1.49
Band 0	-	-	1.55
Total	$311,358	239,864

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$3,559
Mortality & expense charges			(4,197)
Net investment income (loss)			(638)

Gain (loss) on investments:
Net realized gain (loss)			(6,266)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(54,077)
Net gain (loss)			(60,343)

Increase (decrease) in net assets from operations			$(60,981)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(638)	$2,564
Net realized gain (loss)		(6,266)	1,760
Realized gain distributions		-	1,245
Net change in unrealized appreciation (depreciation)		(54,077)	(14,802)

Increase (decrease) in net assets from operations		(60,981)	(9,233)

Contract owner transactions:
Proceeds from units sold		29,440	104,262
Cost of units redeemed		(34,355)	(97,225)
Account charges		(6)	(8)
Increase (decrease)		(4,921)	7,029
Net increase (decrease)		(65,902)	(2,204)
Net assets, beginning		377,260	379,464
Net assets, ending		$311,358	$377,260

Units sold		21,622	67,057
Units redeemed		(25,967)	(62,410)
Net increase (decrease)		(4,345)	4,647
Units outstanding, beginning		244,209	239,562
Units outstanding, ending		239,864	244,209

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$655,766
Cost of units redeemed/account charges			(326,937)
Net investment income (loss)			19,163
Net realized gain (loss)			(8,711)
Realized gain distributions			28,995
Net change in unrealized appreciation (depreciation)			(56,918)
Net assets			$311,358

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.30	240	$311	1.25%	-16.0%	12/31/2022	$1.34	0	$0	1.00%	-15.8%	12/31/2022	$1.39	0	$0	0.75%	-15.6%
12/31/2021	1.54	244	377	1.25%	-2.5%	12/31/2021	1.60	0	0	1.00%	-2.2%	12/31/2021	1.65	0	0	0.75%	-2.0%
12/31/2020	1.58	240	379	1.25%	7.6%	12/31/2020	1.63	0	0	1.00%	7.9%	12/31/2020	1.68	0	0	0.75%	8.1%
12/31/2019	1.47	257	378	1.25%	7.5%	12/31/2019	1.51	0	0	1.00%	7.8%	12/31/2019	1.56	0	0	0.75%	8.1%
12/31/2018	1.37	224	307	1.25%	-2.0%	12/31/2018	1.40	0	0	1.00%	-1.8%	12/31/2018	1.44	0	0	0.75%	-1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.44	0	$0	0.50%	-15.3%	12/31/2022	$1.49	0	$0	0.25%	-15.1%	12/31/2022	$1.55	0	$0	0.00%	-14.9%
12/31/2021	1.70	0	0	0.50%	-1.7%	12/31/2021	1.76	0	0	0.25%	-1.5%	12/31/2021	1.82	0	0	0.00%	-1.2%
12/31/2020	1.73	0	0	0.50%	8.4%	12/31/2020	1.79	0	0	0.25%	8.7%	12/31/2020	1.84	0	0	0.00%	9.0%
12/31/2019	1.60	0	0	0.50%	8.3%	12/31/2019	1.64	0	0	0.25%	8.6%	12/31/2019	1.69	0	0	0.00%	8.9%
12/31/2018	1.48	0	0	0.50%	-1.3%	12/31/2018	1.51	0	0	0.25%	-1.0%	12/31/2018	1.55	0	0	0.00%	-0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.0%
2021	1.9%
2020	1.5%
2019	3.4%
2018	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell LifePoints Balanced Strategy Fund R1 Class - 06-659

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$507,404	$615,754	56,030
Receivables: investments sold	230
Payables: investments purchased	-
Net assets	$507,634

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$507,634	254,859	$1.99
Band 100	-	-	2.06
Band 75	-	-	2.14
Band 50	-	-	2.21
Band 25	-	-	2.29
Band 0	-	-	2.37
Total	$507,634	254,859

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$15,930
Mortality & expense charges			(8,837)
Net investment income (loss)			7,093

Gain (loss) on investments:
Net realized gain (loss)			(62,931)
Realized gain distributions			11,845
Net change in unrealized appreciation (depreciation)			(96,231)
Net gain (loss)			(147,317)

Increase (decrease) in net assets from operations			$(140,224)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,093	$17,507
Net realized gain (loss)		(62,931)	36,012
Realized gain distributions		11,845	86,484
Net change in unrealized appreciation (depreciation)		(96,231)	(25,230)

Increase (decrease) in net assets from operations		(140,224)	114,773

Contract owner transactions:
Proceeds from units sold		116,872	135,279
Cost of units redeemed		(306,093)	(357,209)
Account charges		(2,703)	(4,099)
Increase (decrease)		(191,924)	(226,029)
Net increase (decrease)		(332,148)	(111,256)
Net assets, beginning		839,782	951,038
Net assets, ending		$507,634	$839,782

Units sold		55,641	58,972
Units redeemed		(151,514)	(153,973)
Net increase (decrease)		(95,873)	(95,001)
Units outstanding, beginning		350,732	445,733
Units outstanding, ending		254,859	350,732

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$34,340,622
Cost of units redeemed/account charges			(38,663,790)
Net investment income (loss)			1,058,457
Net realized gain (loss)			3,370,734
Realized gain distributions			509,961
Net change in unrealized appreciation (depreciation)			(108,350)
Net assets			$507,634

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.99	255	$508	1.25%	-16.8%	12/31/2022	$2.06	0	$0	1.00%	-16.6%	12/31/2022	$2.14	0	$0	0.75%	-16.4%
12/31/2021	2.39	351	840	1.25%	12.2%	12/31/2021	2.47	0	0	1.00%	12.5%	12/31/2021	2.56	0	0	0.75%	12.8%
12/31/2020	2.13	446	951	1.25%	3.3%	12/31/2020	2.20	0	0	1.00%	3.5%	12/31/2020	2.27	0	0	0.75%	3.8%
12/31/2019	2.07	683	1,412	1.25%	12.6%	12/31/2019	2.12	0	0	1.00%	12.9%	12/31/2019	2.18	0	0	0.75%	13.2%
12/31/2018	1.83	677	1,242	1.25%	-7.2%	12/31/2018	1.88	0	0	1.00%	-6.9%	12/31/2018	1.93	0	0	0.75%	-6.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.21	0	$0	0.50%	-16.2%	12/31/2022	$2.29	0	$0	0.25%	-16.0%	12/31/2022	$2.37	0	$0	0.00%	-15.8%
12/31/2021	2.64	0	0	0.50%	13.1%	12/31/2021	2.73	0	0	0.25%	13.3%	12/31/2021	2.82	0	0	0.00%	13.6%
12/31/2020	2.34	0	0	0.50%	4.0%	12/31/2020	2.41	0	0	0.25%	4.3%	12/31/2020	2.48	0	0	0.00%	4.6%
12/31/2019	2.24	0	0	0.50%	13.5%	12/31/2019	2.31	0	0	0.25%	13.8%	12/31/2019	2.37	0	0	0.00%	14.1%
12/31/2018	1.98	0	0	0.50%	-6.5%	12/31/2018	2.03	0	0	0.25%	-6.2%	12/31/2018	2.08	0	0	0.00%	-6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.4%
2021	3.4%
2020	1.5%
2019	1.2%
2018	5.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell LifePoints Balanced Strategy Fund R5 Class - 06-665

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,837,123	$3,405,867	319,440
Receivables: investments sold	-
Payables: investments purchased	(490)
Net assets	$2,836,633

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,305,388	1,298,652	$1.78
Band 100	379,209	203,891	1.86
Band 75	-	-	1.95
Band 50	152,036	74,478	2.04
Band 25	-	-	2.14
Band 0	-	-	2.24
Total	$2,836,633	1,577,021

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$60,990
Mortality & expense charges			(37,973)
Net investment income (loss)			23,017

Gain (loss) on investments:
Net realized gain (loss)			(117,477)
Realized gain distributions			67,358
Net change in unrealized appreciation (depreciation)			(655,572)
Net gain (loss)			(705,691)

Increase (decrease) in net assets from operations			$(682,674)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$23,017	$67,916
Net realized gain (loss)		(117,477)	34,685
Realized gain distributions		67,358	444,595
Net change in unrealized appreciation (depreciation)		(655,572)	(94,589)

Increase (decrease) in net assets from operations		(682,674)	452,607

Contract owner transactions:
Proceeds from units sold		324,581	250,445
Cost of units redeemed		(1,037,603)	(339,360)
Account charges		(1,628)	(906)
Increase (decrease)		(714,650)	(89,821)
Net increase (decrease)		(1,397,324)	362,786
Net assets, beginning		4,233,957	3,871,171
Net assets, ending		$2,836,633	$4,233,957

Units sold		174,626	121,189
Units redeemed		(548,048)	(164,246)
Net increase (decrease)		(373,422)	(43,057)
Units outstanding, beginning		1,950,443	1,993,500
Units outstanding, ending		1,577,021	1,950,443

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$61,347,904
Cost of units redeemed/account charges			(63,500,170)
Net investment income (loss)			2,027,346
Net realized gain (loss)			921,054
Realized gain distributions			2,609,243
Net change in unrealized appreciation (depreciation)			(568,744)
Net assets			$2,836,633

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.78	1,299	$2,305	1.25%	-17.3%	12/31/2022	$1.86	204	$379	1.00%	-17.1%	12/31/2022	$1.95	0	$0	0.75%	-16.9%
12/31/2021	2.15	1,610	3,454	1.25%	11.8%	12/31/2021	2.24	266	597	1.00%	12.0%	12/31/2021	2.34	0	0	0.75%	12.3%
12/31/2020	1.92	1,625	3,121	1.25%	2.8%	12/31/2020	2.00	290	580	1.00%	3.0%	12/31/2020	2.09	0	0	0.75%	3.3%
12/31/2019	1.87	1,954	3,652	1.25%	12.1%	12/31/2019	1.94	365	709	1.00%	12.4%	12/31/2019	2.02	0	0	0.75%	12.7%
12/31/2018	1.67	2,307	3,844	1.25%	-7.7%	12/31/2018	1.73	419	724	1.00%	-7.4%	12/31/2018	1.79	0	0	0.75%	-7.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.04	74	$152	0.50%	-16.7%	12/31/2022	$2.14	0	$0	0.25%	-16.4%	12/31/2022	$2.24	0	$0	0.00%	-16.2%
12/31/2021	2.45	75	183	0.50%	12.6%	12/31/2021	2.56	0	0	0.25%	12.9%	12/31/2021	2.67	0	0	0.00%	13.2%
12/31/2020	2.18	78	170	0.50%	3.5%	12/31/2020	2.27	0	0	0.25%	3.8%	12/31/2020	2.36	0	0	0.00%	4.0%
12/31/2019	2.10	78	164	0.50%	13.0%	12/31/2019	2.18	0	0	0.25%	13.3%	12/31/2019	2.27	0	0	0.00%	13.5%
12/31/2018	1.86	85	157	0.50%	-7.0%	12/31/2018	1.93	0	0	0.25%	-6.7%	12/31/2018	2.00	0	0	0.00%	-6.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.7%
2021	2.9%
2020	1.3%
2019	0.9%
2018	5.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell LifePoints Conservative Strategy Fund R1 Class - 06-661

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$95,423	$113,544	11,550
Receivables: investments sold	-
Payables: investments purchased	(18)
Net assets	$95,405

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$95,405	63,339	$1.51
Band 100	-	-	1.56
Band 75	-	-	1.62
Band 50	-	-	1.67
Band 25	-	-	1.73
Band 0	-	-	1.80
Total	$95,405	63,339

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$2,401
Mortality & expense charges			(1,294)
Net investment income (loss)			1,107

Gain (loss) on investments:
Net realized gain (loss)			(1,434)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(17,245)
Net gain (loss)			(18,679)

Increase (decrease) in net assets from operations			$(17,572)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,107	$1,039
Net realized gain (loss)		(1,434)	1,280
Realized gain distributions		-	4,948
Net change in unrealized appreciation (depreciation)		(17,245)	(4,280)

Increase (decrease) in net assets from operations		(17,572)	2,987

Contract owner transactions:
Proceeds from units sold		2,738	3,725
Cost of units redeemed		(10,133)	(30,171)
Account charges		(108)	(40)
Increase (decrease)		(7,503)	(26,486)
Net increase (decrease)		(25,075)	(23,499)
Net assets, beginning		120,480	143,979
Net assets, ending		$95,405	$120,480

Units sold		1,779	2,117
Units redeemed		(6,573)	(17,256)
Net increase (decrease)		(4,794)	(15,139)
Units outstanding, beginning		68,133	83,272
Units outstanding, ending		63,339	68,133

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$4,288,521
Cost of units redeemed/account charges			(4,618,459)
Net investment income (loss)			166,460
Net realized gain (loss)			195,720
Realized gain distributions			81,284
Net change in unrealized appreciation (depreciation)			(18,121)
Net assets			$95,405

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.51	63	$95	1.25%	-14.8%	12/31/2022	$1.56	0	$0	1.00%	-14.6%	12/31/2022	$1.62	0	$0	0.75%	-14.4%
12/31/2021	1.77	68	120	1.25%	2.3%	12/31/2021	1.83	0	0	1.00%	2.5%	12/31/2021	1.89	0	0	0.75%	2.8%
12/31/2020	1.73	83	144	1.25%	4.5%	12/31/2020	1.78	0	0	1.00%	4.8%	12/31/2020	1.84	0	0	0.75%	5.0%
12/31/2019	1.65	84	139	1.25%	8.5%	12/31/2019	1.70	0	0	1.00%	8.8%	12/31/2019	1.75	0	0	0.75%	9.1%
12/31/2018	1.52	85	130	1.25%	-3.5%	12/31/2018	1.56	0	0	1.00%	-3.2%	12/31/2018	1.60	0	0	0.75%	-3.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.67	0	$0	0.50%	-14.2%	12/31/2022	$1.73	0	$0	0.25%	-14.0%	12/31/2022	$1.80	0	$0	0.00%	-13.7%
12/31/2021	1.95	0	0	0.50%	3.0%	12/31/2021	2.01	0	0	0.25%	3.3%	12/31/2021	2.08	0	0	0.00%	3.6%
12/31/2020	1.89	0	0	0.50%	5.3%	12/31/2020	1.95	0	0	0.25%	5.5%	12/31/2020	2.01	0	0	0.00%	5.8%
12/31/2019	1.80	0	0	0.50%	9.3%	12/31/2019	1.85	0	0	0.25%	9.6%	12/31/2019	1.90	0	0	0.00%	9.9%
12/31/2018	1.64	0	0	0.50%	-2.7%	12/31/2018	1.69	0	0	0.25%	-2.5%	12/31/2018	1.73	0	0	0.00%	-2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.2%
2021	2.0%
2020	1.8%
2019	3.0%
2018	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell LifePoints Conservative Strategy Fund R5 Class - 06-655

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$525,880	$631,866	63,893
Receivables: investments sold	-
Payables: investments purchased	(38)
Net assets	$525,842

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$239,922	179,556	$1.34
Band 100	107,681	76,919	1.40
Band 75	-	-	1.47
Band 50	178,239	116,004	1.54
Band 25	-	-	1.61
Band 0	-	-	1.69
Total	$525,842	372,479

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$11,224
Mortality & expense charges			(5,753)
Net investment income (loss)			5,471

Gain (loss) on investments:
Net realized gain (loss)			(21,603)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(92,276)
Net gain (loss)			(113,879)

Increase (decrease) in net assets from operations			$(108,408)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,471	$9,333
Net realized gain (loss)		(21,603)	4,330
Realized gain distributions		-	34,829
Net change in unrealized appreciation (depreciation)		(92,276)	(29,696)

Increase (decrease) in net assets from operations		(108,408)	18,796

Contract owner transactions:
Proceeds from units sold		4,430	43,332
Cost of units redeemed		(212,016)	(86,561)
Account charges		(147)	(181)
Increase (decrease)		(207,733)	(43,410)
Net increase (decrease)		(316,141)	(24,614)
Net assets, beginning		841,983	866,597
Net assets, ending		$525,842	$841,983

Units sold		3,176	28,008
Units redeemed		(141,053)	(53,736)
Net increase (decrease)		(137,877)	(25,728)
Units outstanding, beginning		510,356	536,084
Units outstanding, ending		372,479	510,356

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$9,849,350
Cost of units redeemed/account charges			(9,902,249)
Net investment income (loss)			371,565
Net realized gain (loss)			(42,741)
Realized gain distributions			355,903
Net change in unrealized appreciation (depreciation)			(105,986)
Net assets			$525,842

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.34	180	$240	1.25%	-15.1%	12/31/2022	$1.40	77	$108	1.00%	-14.9%	12/31/2022	$1.47	0	$0	0.75%	-14.7%
12/31/2021	1.57	263	414	1.25%	1.7%	12/31/2021	1.64	107	176	1.00%	2.0%	12/31/2021	1.72	0	0	0.75%	2.3%
12/31/2020	1.55	265	410	1.25%	3.9%	12/31/2020	1.61	131	211	1.00%	4.2%	12/31/2020	1.68	0	0	0.75%	4.4%
12/31/2019	1.49	269	401	1.25%	7.9%	12/31/2019	1.55	133	206	1.00%	8.2%	12/31/2019	1.61	0	0	0.75%	8.5%
12/31/2018	1.38	280	386	1.25%	-4.0%	12/31/2018	1.43	135	193	1.00%	-3.7%	12/31/2018	1.48	0	0	0.75%	-3.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.54	116	$178	0.50%	-14.5%	12/31/2022	$1.61	0	$0	0.25%	-14.2%	12/31/2022	$1.69	0	$0	0.00%	-14.0%
12/31/2021	1.80	140	252	0.50%	2.5%	12/31/2021	1.88	0	0	0.25%	2.8%	12/31/2021	1.96	0	0	0.00%	3.0%
12/31/2020	1.75	140	246	0.50%	4.7%	12/31/2020	1.83	0	0	0.25%	4.9%	12/31/2020	1.90	0	0	0.00%	5.2%
12/31/2019	1.67	57	96	0.50%	8.8%	12/31/2019	1.74	0	0	0.25%	9.0%	12/31/2019	1.81	0	0	0.00%	9.3%
12/31/2018	1.54	31	47	0.50%	-3.2%	12/31/2018	1.60	0	0	0.25%	-3.0%	12/31/2018	1.66	0	0	0.00%	-2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.6%
2021	2.1%
2020	1.7%
2019	2.4%
2018	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell LifePoints Equity Growth Strategy Fund R1 Class - 06-662

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$375,676	$387,560	31,193
Receivables: investments sold	205
Payables: investments purchased	-
Net assets	$375,881

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$375,881	159,058	$2.36
Band 100	-	-	2.45
Band 75	-	-	2.54
Band 50	-	-	2.63
Band 25	-	-	2.72
Band 0	-	-	2.82
Total	$375,881	159,058

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$8,370
Mortality & expense charges			(4,697)
Net investment income (loss)			3,673

Gain (loss) on investments:
Net realized gain (loss)			832
Realized gain distributions			11,591
Net change in unrealized appreciation (depreciation)			(88,761)
Net gain (loss)			(76,338)

Increase (decrease) in net assets from operations			$(72,665)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,673	$4,565
Net realized gain (loss)		832	60,978
Realized gain distributions		11,591	20,855
Net change in unrealized appreciation (depreciation)		(88,761)	10,789

Increase (decrease) in net assets from operations		(72,665)	97,187

Contract owner transactions:
Proceeds from units sold		52,938	34,819
Cost of units redeemed		(17,355)	(238,051)
Account charges		(270)	(244)
Increase (decrease)		35,313	(203,476)
Net increase (decrease)		(37,352)	(106,289)
Net assets, beginning		413,233	519,522
Net assets, ending		$375,881	$413,233

Units sold		22,596	13,111
Units redeemed		(7,285)	(85,339)
Net increase (decrease)		15,311	(72,228)
Units outstanding, beginning		143,747	215,975
Units outstanding, ending		159,058	143,747

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$3,322,180
Cost of units redeemed/account charges			(3,600,476)
Net investment income (loss)			72,093
Net realized gain (loss)			552,601
Realized gain distributions			41,367
Net change in unrealized appreciation (depreciation)			(11,884)
Net assets			$375,881

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.36	159	$376	1.25%	-17.8%	12/31/2022	$2.45	0	$0	1.00%	-17.6%	12/31/2022	$2.54	0	$0	0.75%	-17.4%
12/31/2021	2.87	144	413	1.25%	19.5%	12/31/2021	2.97	0	0	1.00%	19.8%	12/31/2021	3.07	0	0	0.75%	20.1%
12/31/2020	2.41	216	520	1.25%	3.2%	12/31/2020	2.48	0	0	1.00%	3.5%	12/31/2020	2.55	0	0	0.75%	3.7%
12/31/2019	2.33	199	464	1.25%	17.6%	12/31/2019	2.40	0	0	1.00%	17.9%	12/31/2019	2.46	0	0	0.75%	18.2%
12/31/2018	1.98	205	406	1.25%	-10.4%	12/31/2018	2.03	0	0	1.00%	-10.2%	12/31/2018	2.08	0	0	0.75%	-10.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.63	0	$0	0.50%	-17.2%	12/31/2022	$2.72	0	$0	0.25%	-17.0%	12/31/2022	$2.82	0	$0	0.00%	-16.8%
12/31/2021	3.17	0	0	0.50%	20.4%	12/31/2021	3.28	0	0	0.25%	20.7%	12/31/2021	3.38	0	0	0.00%	21.0%
12/31/2020	2.63	0	0	0.50%	4.0%	12/31/2020	2.71	0	0	0.25%	4.3%	12/31/2020	2.80	0	0	0.00%	4.5%
12/31/2019	2.53	0	0	0.50%	18.5%	12/31/2019	2.60	0	0	0.25%	18.8%	12/31/2019	2.68	0	0	0.00%	19.1%
12/31/2018	2.14	0	0	0.50%	-9.8%	12/31/2018	2.19	0	0	0.25%	-9.5%	12/31/2018	2.25	0	0	0.00%	-9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.1%
2021	2.4%
2020	2.0%
2019	1.1%
2018	4.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell LifePoints Equity Growth Strategy Fund R5 Class - 06-675

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$957,682	$931,073	84,519
Receivables: investments sold	-
Payables: investments purchased	(76)
Net assets	$957,606

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$408,468	204,379	$2.00
Band 100	137,784	65,806	2.09
Band 75	-	-	2.19
Band 50	411,354	178,994	2.30
Band 25	-	-	2.41
Band 0	-	-	2.52
Total	$957,606	449,179

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$22,077
Mortality & expense charges			(9,714)
Net investment income (loss)			12,363

Gain (loss) on investments:
Net realized gain (loss)			61,151
Realized gain distributions			31,353
Net change in unrealized appreciation (depreciation)			(343,228)
Net gain (loss)			(250,724)

Increase (decrease) in net assets from operations			$(238,361)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$12,363	$19,087
Net realized gain (loss)		61,151	32,049
Realized gain distributions		31,353	78,375
Net change in unrealized appreciation (depreciation)		(343,228)	111,884

Increase (decrease) in net assets from operations		(238,361)	241,395

Contract owner transactions:
Proceeds from units sold		34,575	48,518
Cost of units redeemed		(310,285)	(71,492)
Account charges		(364)	(277)
Increase (decrease)		(276,074)	(23,251)
Net increase (decrease)		(514,435)	218,144
Net assets, beginning		1,472,041	1,253,897
Net assets, ending		$957,606	$1,472,041

Units sold		15,207	21,909
Units redeemed		(139,504)	(31,216)
Net increase (decrease)		(124,297)	(9,307)
Units outstanding, beginning		573,476	582,783
Units outstanding, ending		449,179	573,476

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$11,085,184
Cost of units redeemed/account charges			(11,158,604)
Net investment income (loss)			296,201
Net realized gain (loss)			311,667
Realized gain distributions			396,549
Net change in unrealized appreciation (depreciation)			26,609
Net assets			$957,606

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.00	204	$408	1.25%	-18.3%	12/31/2022	$2.09	66	$138	1.00%	-18.1%	12/31/2022	$2.19	0	$0	0.75%	-17.9%
12/31/2021	2.45	329	805	1.25%	18.9%	12/31/2021	2.56	63	160	1.00%	19.2%	12/31/2021	2.67	0	0	0.75%	19.5%
12/31/2020	2.06	333	684	1.25%	2.8%	12/31/2020	2.14	68	147	1.00%	3.0%	12/31/2020	2.23	0	0	0.75%	3.3%
12/31/2019	2.00	388	777	1.25%	16.9%	12/31/2019	2.08	77	161	1.00%	17.2%	12/31/2019	2.16	0	0	0.75%	17.5%
12/31/2018	1.71	625	1,070	1.25%	-10.8%	12/31/2018	1.77	84	149	1.00%	-10.6%	12/31/2018	1.84	0	0	0.75%	-10.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.30	179	$411	0.50%	-17.7%	12/31/2022	$2.41	0	$0	0.25%	-17.5%	12/31/2022	$2.52	0	$0	0.00%	-17.2%
12/31/2021	2.79	182	507	0.50%	19.8%	12/31/2021	2.92	0	0	0.25%	20.1%	12/31/2021	3.05	0	0	0.00%	20.4%
12/31/2020	2.33	182	423	0.50%	3.5%	12/31/2020	2.43	0	0	0.25%	3.8%	12/31/2020	2.53	0	0	0.00%	4.1%
12/31/2019	2.25	190	427	0.50%	17.8%	12/31/2019	2.34	0	0	0.25%	18.1%	12/31/2019	2.43	0	0	0.00%	18.4%
12/31/2018	1.91	190	362	0.50%	-10.2%	12/31/2018	1.98	0	0	0.25%	-9.9%	12/31/2018	2.05	0	0	0.00%	-9.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.8%
2021	2.4%
2020	1.7%
2019	0.9%
2018	4.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell LifePoints Growth Strategy Fund R1 Class - 06-663

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,835,652	$2,152,491	181,170
Receivables: investments sold	1,413
Payables: investments purchased	-
Net assets	$1,837,065

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,837,065	823,712	$2.23
Band 100	-	-	2.31
Band 75	-	-	2.39
Band 50	-	-	2.48
Band 25	-	-	2.57
Band 0	-	-	2.66
Total	$1,837,065	823,712

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$23,220
Mortality & expense charges			(23,730)
Net investment income (loss)			(510)

Gain (loss) on investments:
Net realized gain (loss)			(7,921)
Realized gain distributions			54,681
Net change in unrealized appreciation (depreciation)			(424,089)
Net gain (loss)			(377,329)

Increase (decrease) in net assets from operations			$(377,839)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(510)	$57,485
Net realized gain (loss)		(7,921)	15,461
Realized gain distributions		54,681	250,637
Net change in unrealized appreciation (depreciation)		(424,089)	(35,049)

Increase (decrease) in net assets from operations		(377,839)	288,534

Contract owner transactions:
Proceeds from units sold		139,838	262,769
Cost of units redeemed		(85,371)	(87,998)
Account charges		(518)	(556)
Increase (decrease)		53,949	174,215
Net increase (decrease)		(323,890)	462,749
Net assets, beginning		2,160,955	1,698,206
Net assets, ending		$1,837,065	$2,160,955

Units sold		61,604	101,356
Units redeemed		(38,695)	(34,883)
Net increase (decrease)		22,909	66,473
Units outstanding, beginning		800,803	734,330
Units outstanding, ending		823,712	800,803

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$7,336,065
Cost of units redeemed/account charges			(7,081,472)
Net investment income (loss)			322,826
Net realized gain (loss)			1,076,217
Realized gain distributions			500,268
Net change in unrealized appreciation (depreciation)			(316,839)
Net assets			$1,837,065

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.23	824	$1,837	1.25%	-17.4%	12/31/2022	$2.31	0	$0	1.00%	-17.1%	12/31/2022	$2.39	0	$0	0.75%	-16.9%
12/31/2021	2.70	801	2,161	1.25%	16.7%	12/31/2021	2.79	0	0	1.00%	17.0%	12/31/2021	2.88	0	0	0.75%	17.3%
12/31/2020	2.31	734	1,698	1.25%	5.3%	12/31/2020	2.38	0	0	1.00%	5.5%	12/31/2020	2.46	0	0	0.75%	5.8%
12/31/2019	2.20	702	1,542	1.25%	14.5%	12/31/2019	2.26	0	0	1.00%	14.8%	12/31/2019	2.32	0	0	0.75%	15.1%
12/31/2018	1.92	795	1,526	1.25%	-8.5%	12/31/2018	1.97	0	0	1.00%	-8.3%	12/31/2018	2.02	0	0	0.75%	-8.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.48	0	$0	0.50%	-16.7%	12/31/2022	$2.57	0	$0	0.25%	-16.5%	12/31/2022	$2.66	0	$0	0.00%	-16.3%
12/31/2021	2.98	0	0	0.50%	17.6%	12/31/2021	3.07	0	0	0.25%	17.9%	12/31/2021	3.18	0	0	0.00%	18.2%
12/31/2020	2.53	0	0	0.50%	6.1%	12/31/2020	2.61	0	0	0.25%	6.3%	12/31/2020	2.69	0	0	0.00%	6.6%
12/31/2019	2.39	0	0	0.50%	15.4%	12/31/2019	2.45	0	0	0.25%	15.6%	12/31/2019	2.52	0	0	0.00%	15.9%
12/31/2018	2.07	0	0	0.50%	-7.8%	12/31/2018	2.12	0	0	0.25%	-7.6%	12/31/2018	2.18	0	0	0.00%	-7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.2%
2021	4.2%
2020	0.8%
2019	1.3%
2018	5.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell LifePoints Growth Strategy Fund R5 Class - 06-670

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,382,295	$1,559,438	139,846
Receivables: investments sold	781
Payables: investments purchased	-
Net assets	$1,383,076

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$855,032	441,494	$1.94
Band 100	211,028	104,011	2.03
Band 75	-	-	2.13
Band 50	317,016	142,353	2.23
Band 25	-	-	2.33
Band 0	-	-	2.44
Total	$1,383,076	687,858

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$14,232
Mortality & expense charges			(16,548)
Net investment income (loss)			(2,316)

Gain (loss) on investments:
Net realized gain (loss)			10,130
Realized gain distributions			42,232
Net change in unrealized appreciation (depreciation)			(397,511)
Net gain (loss)			(345,149)

Increase (decrease) in net assets from operations			$(347,465)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,316)	$54,855
Net realized gain (loss)		10,130	23,735
Realized gain distributions		42,232	263,032
Net change in unrealized appreciation (depreciation)		(397,511)	(30,945)

Increase (decrease) in net assets from operations		(347,465)	310,677

Contract owner transactions:
Proceeds from units sold		29,589	96,015
Cost of units redeemed		(519,941)	(114,699)
Account charges		(390)	(368)
Increase (decrease)		(490,742)	(19,052)
Net increase (decrease)		(838,207)	291,625
Net assets, beginning		2,221,283	1,929,658
Net assets, ending		$1,383,076	$2,221,283

Units sold		14,445	42,809
Units redeemed		(244,527)	(53,149)
Net increase (decrease)		(230,082)	(10,340)
Units outstanding, beginning		917,940	928,280
Units outstanding, ending		687,858	917,940

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$20,322,378
Cost of units redeemed/account charges			(21,859,507)
Net investment income (loss)			623,725
Net realized gain (loss)			1,466,475
Realized gain distributions			1,007,148
Net change in unrealized appreciation (depreciation)			(177,143)
Net assets			$1,383,076

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.94	441	$855	1.25%	-17.8%	12/31/2022	$2.03	104	$211	1.00%	-17.6%	12/31/2022	$2.13	0	$0	0.75%	-17.4%
12/31/2021	2.36	669	1,575	1.25%	16.1%	12/31/2021	2.46	107	262	1.00%	16.4%	12/31/2021	2.57	0	0	0.75%	16.7%
12/31/2020	2.03	684	1,388	1.25%	4.8%	12/31/2020	2.12	110	232	1.00%	5.1%	12/31/2020	2.21	0	0	0.75%	5.3%
12/31/2019	1.94	799	1,548	1.25%	13.9%	12/31/2019	2.01	130	262	1.00%	14.2%	12/31/2019	2.09	0	0	0.75%	14.5%
12/31/2018	1.70	963	1,638	1.25%	-8.9%	12/31/2018	1.76	144	253	1.00%	-8.7%	12/31/2018	1.83	0	0	0.75%	-8.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.23	142	$317	0.50%	-17.2%	12/31/2022	$2.33	0	$0	0.25%	-17.0%	12/31/2022	$2.44	0	$0	0.00%	-16.8%
12/31/2021	2.69	143	384	0.50%	16.9%	12/31/2021	2.81	0	0	0.25%	17.2%	12/31/2021	2.94	0	0	0.00%	17.5%
12/31/2020	2.30	134	309	0.50%	5.6%	12/31/2020	2.40	0	0	0.25%	5.9%	12/31/2020	2.50	0	0	0.00%	6.1%
12/31/2019	2.18	157	341	0.50%	14.7%	12/31/2019	2.26	0	0	0.25%	15.0%	12/31/2019	2.35	0	0	0.00%	15.3%
12/31/2018	1.90	171	324	0.50%	-8.3%	12/31/2018	1.97	0	0	0.25%	-8.0%	12/31/2018	2.04	0	0	0.00%	-7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.8%
2021	3.7%
2020	0.5%
2019	1.1%
2018	4.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell LifePoints Moderate Strategy Fund R1 Class - 06-664

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$368,592	$457,319	43,765
Receivables: investments sold	-
Payables: investments purchased	(91)
Net assets	$368,501

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$368,501	213,871	$1.72
Band 100	-	-	1.78
Band 75	-	-	1.85
Band 50	-	-	1.91
Band 25	-	-	1.98
Band 0	-	-	2.05
Total	$368,501	213,871

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$10,438
Mortality & expense charges			(4,945)
Net investment income (loss)			5,493

Gain (loss) on investments:
Net realized gain (loss)			(7,359)
Realized gain distributions			4,491
Net change in unrealized appreciation (depreciation)			(75,830)
Net gain (loss)			(78,698)

Increase (decrease) in net assets from operations			$(73,205)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,493	$6,635
Net realized gain (loss)		(7,359)	6,863
Realized gain distributions		4,491	28,406
Net change in unrealized appreciation (depreciation)		(75,830)	(4,541)

Increase (decrease) in net assets from operations		(73,205)	37,363

Contract owner transactions:
Proceeds from units sold		19,991	25,361
Cost of units redeemed		(35,985)	(164,426)
Account charges		(349)	(410)
Increase (decrease)		(16,343)	(139,475)
Net increase (decrease)		(89,548)	(102,112)
Net assets, beginning		458,049	560,161
Net assets, ending		$368,501	$458,049

Units sold		11,177	12,683
Units redeemed		(20,723)	(81,953)
Net increase (decrease)		(9,546)	(69,270)
Units outstanding, beginning		223,417	292,687
Units outstanding, ending		213,871	223,417

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$8,308,093
Cost of units redeemed/account charges			(10,246,643)
Net investment income (loss)			615,896
Net realized gain (loss)			1,626,315
Realized gain distributions			153,567
Net change in unrealized appreciation (depreciation)			(88,727)
Net assets			$368,501

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.72	214	$369	1.25%	-16.0%	12/31/2022	$1.78	0	$0	1.00%	-15.7%	12/31/2022	$1.85	0	$0	0.75%	-15.5%
12/31/2021	2.05	223	458	1.25%	7.1%	12/31/2021	2.12	0	0	1.00%	7.4%	12/31/2021	2.19	0	0	0.75%	7.7%
12/31/2020	1.91	293	560	1.25%	2.4%	12/31/2020	1.97	0	0	1.00%	2.6%	12/31/2020	2.03	0	0	0.75%	2.9%
12/31/2019	1.87	284	531	1.25%	9.8%	12/31/2019	1.92	0	0	1.00%	10.0%	12/31/2019	1.98	0	0	0.75%	10.3%
12/31/2018	1.70	301	512	1.25%	-5.4%	12/31/2018	1.75	0	0	1.00%	-5.2%	12/31/2018	1.79	0	0	0.75%	-5.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.91	0	$0	0.50%	-15.3%	12/31/2022	$1.98	0	$0	0.25%	-15.1%	12/31/2022	$2.05	0	$0	0.00%	-14.9%
12/31/2021	2.26	0	0	0.50%	7.9%	12/31/2021	2.34	0	0	0.25%	8.2%	12/31/2021	2.41	0	0	0.00%	8.5%
12/31/2020	2.09	0	0	0.50%	3.2%	12/31/2020	2.16	0	0	0.25%	3.4%	12/31/2020	2.22	0	0	0.00%	3.7%
12/31/2019	2.03	0	0	0.50%	10.6%	12/31/2019	2.09	0	0	0.25%	10.9%	12/31/2019	2.15	0	0	0.00%	11.1%
12/31/2018	1.84	0	0	0.50%	-4.7%	12/31/2018	1.88	0	0	0.25%	-4.5%	12/31/2018	1.93	0	0	0.00%	-4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.5%
2021	2.6%
2020	1.2%
2019	1.9%
2018	4.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell LifePoints Moderate Strategy Fund R5 Class - 06-660

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$788,499	$979,430	94,830
Receivables: investments sold	-
Payables: investments purchased	(460)
Net assets	$788,039

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$711,448	469,303	$1.52
Band 100	70,129	44,157	1.59
Band 75	-	-	1.66
Band 50	6,462	3,707	1.74
Band 25	-	-	1.83
Band 0	-	-	1.91
Total	$788,039	517,167

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$20,185
Mortality & expense charges			(12,268)
Net investment income (loss)			7,917

Gain (loss) on investments:
Net realized gain (loss)			(67,154)
Realized gain distributions			9,756
Net change in unrealized appreciation (depreciation)			(159,706)
Net gain (loss)			(217,104)

Increase (decrease) in net assets from operations			$(209,187)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,917	$21,343
Net realized gain (loss)		(67,154)	5,197
Realized gain distributions		9,756	82,196
Net change in unrealized appreciation (depreciation)		(159,706)	(23,730)

Increase (decrease) in net assets from operations		(209,187)	85,006

Contract owner transactions:
Proceeds from units sold		18,954	33,699
Cost of units redeemed		(328,980)	(71,199)
Account charges		(338)	(422)
Increase (decrease)		(310,364)	(37,922)
Net increase (decrease)		(519,551)	47,084
Net assets, beginning		1,307,590	1,260,506
Net assets, ending		$788,039	$1,307,590

Units sold		11,120	34,747
Units redeemed		(208,561)	(55,164)
Net increase (decrease)		(197,441)	(20,417)
Units outstanding, beginning		714,608	735,025
Units outstanding, ending		517,167	714,608

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$12,558,122
Cost of units redeemed/account charges			(12,982,423)
Net investment income (loss)			635,836
Net realized gain (loss)			46,736
Realized gain distributions			720,699
Net change in unrealized appreciation (depreciation)			(190,931)
Net assets			$788,039

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.52	469	$711	1.25%	-16.4%	12/31/2022	$1.59	44	$70	1.00%	-16.2%	12/31/2022	$1.66	0	$0	0.75%	-15.9%
12/31/2021	1.81	571	1,035	1.25%	6.7%	12/31/2021	1.89	140	265	1.00%	6.9%	12/31/2021	1.98	0	0	0.75%	7.2%
12/31/2020	1.70	582	989	1.25%	1.8%	12/31/2020	1.77	149	264	1.00%	2.0%	12/31/2020	1.85	0	0	0.75%	2.3%
12/31/2019	1.67	625	1,044	1.25%	9.2%	12/31/2019	1.74	157	273	1.00%	9.4%	12/31/2019	1.81	0	0	0.75%	9.7%
12/31/2018	1.53	789	1,207	1.25%	-5.9%	12/31/2018	1.59	192	305	1.00%	-5.7%	12/31/2018	1.65	0	0	0.75%	-5.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.74	4	$6	0.50%	-15.7%	12/31/2022	$1.83	0	$0	0.25%	-15.5%	12/31/2022	$1.91	0	$0	0.00%	-15.3%
12/31/2021	2.07	4	8	0.50%	7.5%	12/31/2021	2.16	0	0	0.25%	7.7%	12/31/2021	2.26	0	0	0.00%	8.0%
12/31/2020	1.92	4	7	0.50%	2.5%	12/31/2020	2.01	0	0	0.25%	2.8%	12/31/2020	2.09	0	0	0.00%	3.1%
12/31/2019	1.88	4	7	0.50%	10.0%	12/31/2019	1.95	0	0	0.25%	10.3%	12/31/2019	2.03	0	0	0.00%	10.5%
12/31/2018	1.71	50	86	0.50%	-5.2%	12/31/2018	1.77	0	0	0.25%	-4.9%	12/31/2018	1.84	0	0	0.00%	-4.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.9%
2021	2.9%
2020	1.0%
2019	1.4%
2018	3.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Short Duration Bond Fund S Class - 06-748

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$220,315	$222,330	12,089
Receivables: investments sold	198
Payables: investments purchased	-
Net assets	$220,513

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$220,513	185,076	$1.19
Band 100	-	-	1.23
Band 75	-	-	1.28
Band 50	-	-	1.32
Band 25	-	-	1.37
Band 0	-	-	1.42
Total	$220,513	185,076

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,827
Mortality & expense charges			(3,169)
Net investment income (loss)			(1,342)

Gain (loss) on investments:
Net realized gain (loss)			(12,841)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,391)
Net gain (loss)			(14,232)

Increase (decrease) in net assets from operations			$(15,574)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,342)	$(1,019)
Net realized gain (loss)		(12,841)	401
Realized gain distributions		-	2,113
Net change in unrealized appreciation (depreciation)		(1,391)	(6,568)

Increase (decrease) in net assets from operations		(15,574)	(5,073)

Contract owner transactions:
Proceeds from units sold		177,636	18,477
Cost of units redeemed		(191,879)	(20,209)
Account charges		(14)	(20)
Increase (decrease)		(14,257)	(1,752)
Net increase (decrease)		(29,831)	(6,825)
Net assets, beginning		250,344	257,169
Net assets, ending		$220,513	$250,344

Units sold		149,584	14,365
Units redeemed		(161,735)	(15,717)
Net increase (decrease)		(12,151)	(1,352)
Units outstanding, beginning		197,227	198,579
Units outstanding, ending		185,076	197,227

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$4,395,669
Cost of units redeemed/account charges			(4,205,135)
Net investment income (loss)			39,130
Net realized gain (loss)			(12,161)
Realized gain distributions			5,025
Net change in unrealized appreciation (depreciation)			(2,015)
Net assets			$220,513

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.19	185	$221	1.25%	-6.1%	12/31/2022	$1.23	0	$0	1.00%	-5.9%	12/31/2022	$1.28	0	$0	0.75%	-5.7%
12/31/2021	1.27	197	250	1.25%	-2.0%	12/31/2021	1.31	0	0	1.00%	-1.7%	12/31/2021	1.35	0	0	0.75%	-1.5%
12/31/2020	1.30	199	257	1.25%	3.7%	12/31/2020	1.33	0	0	1.00%	3.9%	12/31/2020	1.38	0	0	0.75%	4.2%
12/31/2019	1.25	329	411	1.25%	3.4%	12/31/2019	1.28	0	0	1.00%	3.6%	12/31/2019	1.32	0	0	0.75%	3.9%
12/31/2018	1.21	982	1,186	1.25%	0.0%	12/31/2018	1.24	0	0	1.00%	0.3%	12/31/2018	1.27	0	0	0.75%	0.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.32	0	$0	0.50%	-5.4%	12/31/2022	$1.37	0	$0	0.25%	-5.2%	12/31/2022	$1.42	0	$0	0.00%	-5.0%
12/31/2021	1.40	0	0	0.50%	-1.2%	12/31/2021	1.45	0	0	0.25%	-1.0%	12/31/2021	1.49	0	0	0.00%	-0.8%
12/31/2020	1.42	0	0	0.50%	4.5%	12/31/2020	1.46	0	0	0.25%	4.7%	12/31/2020	1.51	0	0	0.00%	5.0%
12/31/2019	1.36	0	0	0.50%	4.2%	12/31/2019	1.39	0	0	0.25%	4.4%	12/31/2019	1.43	0	0	0.00%	4.7%
12/31/2018	1.30	0	0	0.50%	0.8%	12/31/2018	1.34	0	0	0.25%	1.0%	12/31/2018	1.37	0	0	0.00%	1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.8%
2021	0.8%
2020	2.5%
2019	3.3%
2018	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Strategic Bond Fund S Class - 06-741 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.42
Band 100	-	-	1.47
Band 75	-	-	1.52
Band 50	-	-	1.58
Band 25	-	-	1.63
Band 0	-	-	1.69
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,284,325
Cost of units redeemed/account charges			(1,299,164)
Net investment income (loss)			(1,986)
Net realized gain (loss)			(10,514)
Realized gain distributions			27,339
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.42	0	$0	1.25%	-15.3%	12/31/2022	$1.47	0	$0	1.00%	-15.1%	12/31/2022	$1.52	0	$0	0.75%	-14.9%
12/31/2021	1.68	0	0	1.25%	-2.9%	12/31/2021	1.73	0	0	1.00%	-2.7%	12/31/2021	1.79	0	0	0.75%	-2.5%
12/31/2020	1.73	0	0	1.25%	7.5%	12/31/2020	1.78	0	0	1.00%	7.8%	12/31/2020	1.83	0	0	0.75%	8.1%
12/31/2019	1.61	0	0	1.25%	8.1%	12/31/2019	1.65	0	0	1.00%	8.4%	12/31/2019	1.70	0	0	0.75%	8.7%
12/31/2018	1.49	0	0	1.25%	-2.0%	12/31/2018	1.52	0	0	1.00%	-1.7%	12/31/2018	1.56	0	0	0.75%	-1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.58	0	$0	0.50%	-14.7%	12/31/2022	$1.63	0	$0	0.25%	-14.4%	12/31/2022	$1.69	0	$0	0.00%	-14.2%
12/31/2021	1.85	0	0	0.50%	-2.2%	12/31/2021	1.91	0	0	0.25%	-2.0%	12/31/2021	1.97	0	0	0.00%	-1.7%
12/31/2020	1.89	0	0	0.50%	8.3%	12/31/2020	1.95	0	0	0.25%	8.6%	12/31/2020	2.01	0	0	0.00%	8.9%
12/31/2019	1.74	0	0	0.50%	8.9%	12/31/2019	1.79	0	0	0.25%	9.2%	12/31/2019	1.84	0	0	0.00%	9.5%
12/31/2018	1.60	0	0	0.50%	-1.3%	12/31/2018	1.64	0	0	0.25%	-1.0%	12/31/2018	1.68	0	0	0.00%	-0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Equity Income Fund S Class - 06-742

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$385,609	$448,050	16,131
Receivables: investments sold	106
Payables: investments purchased	-
Net assets	$385,715

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$385,715	91,508	$4.22
Band 100	-	-	4.37
Band 75	-	-	4.52
Band 50	-	-	4.68
Band 25	-	-	4.85
Band 0	-	-	5.02
Total	$385,715	91,508

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$5,516
Mortality & expense charges			(4,443)
Net investment income (loss)			1,073

Gain (loss) on investments:
Net realized gain (loss)			293
Realized gain distributions			57,811
Net change in unrealized appreciation (depreciation)			(100,395)
Net gain (loss)			(42,291)

Increase (decrease) in net assets from operations			$(41,218)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,073	$(680)
Net realized gain (loss)		293	832
Realized gain distributions		57,811	21,802
Net change in unrealized appreciation (depreciation)		(100,395)	26,217

Increase (decrease) in net assets from operations		(41,218)	48,171

Contract owner transactions:
Proceeds from units sold		273,848	20,052
Cost of units redeemed		(94,730)	(2,047)
Account charges		(43)	(27)
Increase (decrease)		179,075	17,978
Net increase (decrease)		137,857	66,149
Net assets, beginning		247,858	181,709
Net assets, ending		$385,715	$247,858

Units sold		62,534	4,603
Units redeemed		(23,956)	(487)
Net increase (decrease)		38,578	4,116
Units outstanding, beginning		52,930	48,814
Units outstanding, ending		91,508	52,930

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$480,765
Cost of units redeemed/account charges			(308,559)
Net investment income (loss)			162
Net realized gain (loss)			55,411
Realized gain distributions			220,377
Net change in unrealized appreciation (depreciation)			(62,441)
Net assets			$385,715

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.22	92	$386	1.25%	-10.0%	12/31/2022	$4.37	0	$0	1.00%	-9.8%	12/31/2022	$4.52	0	$0	0.75%	-9.5%
12/31/2021	4.68	53	248	1.25%	25.8%	12/31/2021	4.84	0	0	1.00%	26.1%	12/31/2021	5.00	0	0	0.75%	26.4%
12/31/2020	3.72	49	182	1.25%	7.5%	12/31/2020	3.84	0	0	1.00%	7.8%	12/31/2020	3.95	0	0	0.75%	8.0%
12/31/2019	3.46	50	173	1.25%	27.8%	12/31/2019	3.56	0	0	1.00%	28.1%	12/31/2019	3.66	0	0	0.75%	28.4%
12/31/2018	2.71	50	136	1.25%	-9.3%	12/31/2018	2.78	0	0	1.00%	-9.1%	12/31/2018	2.85	0	0	0.75%	-8.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.68	0	$0	0.50%	-9.3%	12/31/2022	$4.85	0	$0	0.25%	-9.1%	12/31/2022	$5.02	0	$0	0.00%	-8.9%
12/31/2021	5.16	0	0	0.50%	26.7%	12/31/2021	5.33	0	0	0.25%	27.1%	12/31/2021	5.51	0	0	0.00%	27.4%
12/31/2020	4.07	0	0	0.50%	8.3%	12/31/2020	4.20	0	0	0.25%	8.6%	12/31/2020	4.33	0	0	0.00%	8.9%
12/31/2019	3.76	0	0	0.50%	28.7%	12/31/2019	3.87	0	0	0.25%	29.1%	12/31/2019	3.97	0	0	0.00%	29.4%
12/31/2018	2.92	0	0	0.50%	-8.6%	12/31/2018	3.00	0	0	0.25%	-8.4%	12/31/2018	3.07	0	0	0.00%	-8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.7%
2021	0.9%
2020	1.4%
2019	1.9%
2018	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Sustainable Equity Fund S Class - 06-744

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,771	$4,554	96
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$3,769

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,769	923	$4.09
Band 100	-	-	4.23
Band 75	-	-	4.38
Band 50	-	-	4.54
Band 25	-	-	4.70
Band 0	-	-	4.87
Total	$3,769	923

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$21
Mortality & expense charges			(47)
Net investment income (loss)			(26)

Gain (loss) on investments:
Net realized gain (loss)			(3)
Realized gain distributions			403
Net change in unrealized appreciation (depreciation)			(1,021)
Net gain (loss)			(621)

Increase (decrease) in net assets from operations			$(647)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(26)	$(34)
Net realized gain (loss)		(3)	10
Realized gain distributions		403	783
Net change in unrealized appreciation (depreciation)		(1,021)	55

Increase (decrease) in net assets from operations		(647)	814

Contract owner transactions:
Proceeds from units sold		145	142
Cost of units redeemed		-	-
Account charges		(8)	(8)
Increase (decrease)		137	134
Net increase (decrease)		(510)	948
Net assets, beginning		4,279	3,331
Net assets, ending		$3,769	$4,279

Units sold		35	34
Units redeemed		(2)	(3)
Net increase (decrease)		33	31
Units outstanding, beginning		890	859
Units outstanding, ending		923	890

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,390
Cost of units redeemed/account charges			(49)
Net investment income (loss)			(73)
Net realized gain (loss)			28
Realized gain distributions			2,256
Net change in unrealized appreciation (depreciation)			(783)
Net assets			$3,769

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.09	1	$4	1.25%	-15.0%	12/31/2022	$4.23	0	$0	1.00%	-14.8%	12/31/2022	$4.38	0	$0	0.75%	-14.6%
12/31/2021	4.81	1	4	1.25%	24.0%	12/31/2021	4.96	0	0	1.00%	24.3%	12/31/2021	5.13	0	0	0.75%	24.6%
12/31/2020	3.88	1	3	1.25%	12.1%	12/31/2020	3.99	0	0	1.00%	12.3%	12/31/2020	4.12	0	0	0.75%	12.6%
12/31/2019	3.46	1	3	1.25%	26.1%	12/31/2019	3.56	0	0	1.00%	26.5%	12/31/2019	3.65	0	0	0.75%	26.8%
12/31/2018	2.74	1	2	1.25%	-3.6%	12/31/2018	2.81	0	0	1.00%	-3.4%	12/31/2018	2.88	0	0	0.75%	-3.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.54	0	$0	0.50%	-14.4%	12/31/2022	$4.70	0	$0	0.25%	-14.1%	12/31/2022	$4.87	0	$0	0.00%	-13.9%
12/31/2021	5.30	0	0	0.50%	24.9%	12/31/2021	5.47	0	0	0.25%	25.2%	12/31/2021	5.66	0	0	0.00%	25.5%
12/31/2020	4.24	0	0	0.50%	12.9%	12/31/2020	4.37	0	0	0.25%	13.2%	12/31/2020	4.51	0	0	0.00%	13.5%
12/31/2019	3.76	0	0	0.50%	27.1%	12/31/2019	3.86	0	0	0.25%	27.4%	12/31/2019	3.97	0	0	0.00%	27.7%
12/31/2018	2.96	0	0	0.50%	-2.9%	12/31/2018	3.03	0	0	0.25%	-2.6%	12/31/2018	3.11	0	0	0.00%	-2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.5%
2021	0.3%
2020	1.0%
2019	0.9%
2018	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell U.S. Small Cap Equity Fund S Class - 06-749

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$136,232	$162,803	5,708
Receivables: investments sold	94
Payables: investments purchased	-
Net assets	$136,326

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$136,326	34,450	$3.96
Band 100	-	-	4.10
Band 75	-	-	4.24
Band 50	-	-	4.40
Band 25	-	-	4.55
Band 0	-	-	4.72
Total	$136,326	34,450

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$621
Mortality & expense charges			(1,794)
Net investment income (loss)			(1,173)

Gain (loss) on investments:
Net realized gain (loss)			(1,226)
Realized gain distributions			5,660
Net change in unrealized appreciation (depreciation)			(31,675)
Net gain (loss)			(27,241)

Increase (decrease) in net assets from operations			$(28,414)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,173)	$(1,945)
Net realized gain (loss)		(1,226)	12,064
Realized gain distributions		5,660	38,779
Net change in unrealized appreciation (depreciation)		(31,675)	(13,242)

Increase (decrease) in net assets from operations		(28,414)	35,656

Contract owner transactions:
Proceeds from units sold		8,922	31,117
Cost of units redeemed		(11,432)	(41,771)
Account charges		(58)	(64)
Increase (decrease)		(2,568)	(10,718)
Net increase (decrease)		(30,982)	24,938
Net assets, beginning		167,308	142,370
Net assets, ending		$136,326	$167,308

Units sold		2,226	7,015
Units redeemed		(2,758)	(9,029)
Net increase (decrease)		(532)	(2,014)
Units outstanding, beginning		34,982	36,996
Units outstanding, ending		34,450	34,982

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,300,227
Cost of units redeemed/account charges			(1,209,187)
Net investment income (loss)			(11,983)
Net realized gain (loss)			(52,114)
Realized gain distributions			135,954
Net change in unrealized appreciation (depreciation)			(26,571)
Net assets			$136,326

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.96	34	$136	1.25%	-17.3%	12/31/2022	$4.10	0	$0	1.00%	-17.1%	12/31/2022	$4.24	0	$0	0.75%	-16.8%
12/31/2021	4.78	35	167	1.25%	24.3%	12/31/2021	4.94	0	0	1.00%	24.6%	12/31/2021	5.10	0	0	0.75%	24.9%
12/31/2020	3.85	37	142	1.25%	11.4%	12/31/2020	3.97	0	0	1.00%	11.7%	12/31/2020	4.09	0	0	0.75%	12.0%
12/31/2019	3.45	46	158	1.25%	22.0%	12/31/2019	3.55	0	0	1.00%	22.3%	12/31/2019	3.65	0	0	0.75%	22.6%
12/31/2018	2.83	125	353	1.25%	-13.1%	12/31/2018	2.90	0	0	1.00%	-12.9%	12/31/2018	2.98	0	0	0.75%	-12.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.40	0	$0	0.50%	-16.6%	12/31/2022	$4.55	0	$0	0.25%	-16.4%	12/31/2022	$4.72	0	$0	0.00%	-16.2%
12/31/2021	5.27	0	0	0.50%	25.2%	12/31/2021	5.45	0	0	0.25%	25.5%	12/31/2021	5.63	0	0	0.00%	25.8%
12/31/2020	4.21	0	0	0.50%	12.3%	12/31/2020	4.34	0	0	0.25%	12.6%	12/31/2020	4.47	0	0	0.00%	12.8%
12/31/2019	3.75	0	0	0.50%	22.9%	12/31/2019	3.86	0	0	0.25%	23.2%	12/31/2019	3.96	0	0	0.00%	23.5%
12/31/2018	3.05	0	0	0.50%	-12.5%	12/31/2018	3.13	0	0	0.25%	-12.3%	12/31/2018	3.21	0	0	0.00%	-12.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.4%
2021	0.1%
2020	0.5%
2019	0.5%
2018	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Emerging Markets Fund R6 Class - 06-GCH (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.91
Band 100	-	-	0.92
Band 75	-	-	0.94
Band 50	-	-	0.95
Band 25	-	-	0.96
Band 0	-	-	0.98
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.91	0	$0	1.25%	-23.5%	12/31/2022	$0.92	0	$0	1.00%	-23.3%	12/31/2022	$0.94	0	$0	0.75%	-23.1%
12/31/2021	1.19	0	0	1.25%	-0.3%	12/31/2021	1.21	0	0	1.00%	-0.1%	12/31/2021	1.22	0	0	0.75%	0.2%
12/31/2020	1.20	0	0	1.25%	8.7%	12/31/2020	1.21	0	0	1.00%	8.9%	12/31/2020	1.22	0	0	0.75%	9.2%
12/31/2019	1.10	0	0	1.25%	17.8%	12/31/2019	1.11	0	0	1.00%	18.1%	12/31/2019	1.11	0	0	0.75%	18.4%
12/31/2018	0.93	0	0	1.25%	-17.6%	12/31/2018	0.94	0	0	1.00%	-17.4%	12/31/2018	0.94	0	0	0.75%	-17.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.95	0	$0	0.50%	-22.9%	12/31/2022	$0.96	0	$0	0.25%	-22.7%	12/31/2022	$0.98	0	$0	0.00%	-22.5%
12/31/2021	1.23	0	0	0.50%	0.4%	12/31/2021	1.25	0	0	0.25%	0.7%	12/31/2021	1.26	0	0	0.00%	0.9%
12/31/2020	1.23	0	0	0.50%	9.5%	12/31/2020	1.24	0	0	0.25%	9.8%	12/31/2020	1.25	0	0	0.00%	10.0%
12/31/2019	1.12	0	0	0.50%	18.7%	12/31/2019	1.13	0	0	0.25%	19.0%	12/31/2019	1.14	0	0	0.00%	19.3%
12/31/2018	0.94	0	0	0.50%	-17.0%	12/31/2018	0.95	0	0	0.25%	-16.7%	12/31/2018	0.95	0	0	0.00%	-16.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Investment Grade Bond Fund R6 Class - 06-GCJ (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.93
Band 100	-	-	0.95
Band 75	-	-	0.96
Band 50	-	-	0.97
Band 25	-	-	0.99
Band 0	-	-	1.00
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.93	0	$0	1.25%	-15.8%	12/31/2022	$0.95	0	$0	1.00%	-15.6%	12/31/2022	$0.96	0	$0	0.75%	-15.4%
12/31/2021	1.11	0	0	1.25%	-2.4%	12/31/2021	1.12	0	0	1.00%	-2.1%	12/31/2021	1.14	0	0	0.75%	-1.9%
12/31/2020	1.14	0	0	1.25%	7.7%	12/31/2020	1.15	0	0	1.00%	8.0%	12/31/2020	1.16	0	0	0.75%	8.3%
12/31/2019	1.06	0	0	1.25%	7.7%	12/31/2019	1.06	0	0	1.00%	8.0%	12/31/2019	1.07	0	0	0.75%	8.2%
12/31/2018	0.98	0	0	1.25%	-1.9%	12/31/2018	0.98	0	0	1.00%	-1.6%	12/31/2018	0.99	0	0	0.75%	-1.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.97	0	$0	0.50%	-15.2%	12/31/2022	$0.99	0	$0	0.25%	-15.0%	12/31/2022	$1.00	0	$0	0.00%	-14.8%
12/31/2021	1.15	0	0	0.50%	-1.7%	12/31/2021	1.16	0	0	0.25%	-1.4%	12/31/2021	1.18	0	0	0.00%	-1.2%
12/31/2020	1.17	0	0	0.50%	8.6%	12/31/2020	1.18	0	0	0.25%	8.8%	12/31/2020	1.19	0	0	0.00%	9.1%
12/31/2019	1.08	0	0	0.50%	8.5%	12/31/2019	1.08	0	0	0.25%	8.8%	12/31/2019	1.09	0	0	0.00%	9.0%
12/31/2018	0.99	0	0	0.50%	-1.1%	12/31/2018	1.00	0	0	0.25%	-0.9%	12/31/2018	1.00	0	0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Strategic Bond Fund R6 Class - 06-GCK (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.94
Band 100	-	-	0.96
Band 75	-	-	0.97
Band 50	-	-	0.98
Band 25	-	-	1.00
Band 0	-	-	1.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.94	0	$0	1.25%	-15.1%	12/31/2022	$0.96	0	$0	1.00%	-14.9%	12/31/2022	$0.97	0	$0	0.75%	-14.7%
12/31/2021	1.11	0	0	1.25%	-2.8%	12/31/2021	1.12	0	0	1.00%	-2.5%	12/31/2021	1.14	0	0	0.75%	-2.3%
12/31/2020	1.14	0	0	1.25%	7.6%	12/31/2020	1.15	0	0	1.00%	7.9%	12/31/2020	1.16	0	0	0.75%	8.1%
12/31/2019	1.06	0	0	1.25%	8.2%	12/31/2019	1.07	0	0	1.00%	8.4%	12/31/2019	1.07	0	0	0.75%	8.7%
12/31/2018	0.98	0	0	1.25%	-1.8%	12/31/2018	0.98	0	0	1.00%	-1.6%	12/31/2018	0.99	0	0	0.75%	-1.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.98	0	$0	0.50%	-14.5%	12/31/2022	$1.00	0	$0	0.25%	-14.3%	12/31/2022	$1.01	0	$0	0.00%	-14.1%
12/31/2021	1.15	0	0	0.50%	-2.1%	12/31/2021	1.16	0	0	0.25%	-1.8%	12/31/2021	1.17	0	0	0.00%	-1.6%
12/31/2020	1.17	0	0	0.50%	8.4%	12/31/2020	1.18	0	0	0.25%	8.7%	12/31/2020	1.19	0	0	0.00%	8.9%
12/31/2019	1.08	0	0	0.50%	9.0%	12/31/2019	1.09	0	0	0.25%	9.2%	12/31/2019	1.10	0	0	0.00%	9.5%
12/31/2018	0.99	0	0	0.50%	-1.1%	12/31/2018	1.00	0	0	0.25%	-0.8%	12/31/2018	1.00	0	0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell U.S. Small Cap Equity Fund R6 Class - 06-GCM

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$92,649	$113,176	3,771
Receivables: investments sold	-
Payables: investments purchased	(2,615)
Net assets	$90,034

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$90,034	66,854	$1.35
Band 100	-	-	1.37
Band 75	-	-	1.38
Band 50	-	-	1.40
Band 25	-	-	1.42
Band 0	-	-	1.44
Total	$90,034	66,854

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$605
Mortality & expense charges			(1,069)
Net investment income (loss)			(464)

Gain (loss) on investments:
Net realized gain (loss)			(1,011)
Realized gain distributions			4,027
Net change in unrealized appreciation (depreciation)			(19,542)
Net gain (loss)			(16,526)

Increase (decrease) in net assets from operations			$(16,990)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(464)	$(1,676)
Net realized gain (loss)		(1,011)	(49,577)
Realized gain distributions		4,027	77,364
Net change in unrealized appreciation (depreciation)		(19,542)	(9,496)

Increase (decrease) in net assets from operations		(16,990)	16,615

Contract owner transactions:
Proceeds from units sold		14,889	377,328
Cost of units redeemed		(3,874)	(356,822)
Account charges		(2)	(2)
Increase (decrease)		11,013	20,504
Net increase (decrease)		(5,977)	37,119
Net assets, beginning		96,011	58,892
Net assets, ending		$90,034	$96,011

Units sold		10,692	241,832
Units redeemed		(2,887)	(227,863)
Net increase (decrease)		7,805	13,969
Units outstanding, beginning		59,049	45,080
Units outstanding, ending		66,854	59,049

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$452,550
Cost of units redeemed/account charges			(370,743)
Net investment income (loss)			(2,178)
Net realized gain (loss)			(52,451)
Realized gain distributions			83,383
Net change in unrealized appreciation (depreciation)			(20,527)
Net assets			$90,034

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.35	67	$90	1.25%	-17.2%	12/31/2022	$1.37	0	$0	1.00%	-17.0%	12/31/2022	$1.38	0	$0	0.75%	-16.8%
12/31/2021	1.63	59	96	1.25%	24.5%	12/31/2021	1.64	0	0	1.00%	24.8%	12/31/2021	1.66	0	0	0.75%	25.1%
12/31/2020	1.31	45	59	1.25%	11.6%	12/31/2020	1.32	0	0	1.00%	11.9%	12/31/2020	1.33	0	0	0.75%	12.2%
12/31/2019	1.17	51	60	1.25%	22.2%	12/31/2019	1.18	0	0	1.00%	22.5%	12/31/2019	1.19	0	0	0.75%	22.8%
12/31/2018	0.96	0	0	1.25%	-13.0%	12/31/2018	0.96	0	0	1.00%	-12.8%	12/31/2018	0.97	0	0	0.75%	-12.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.40	0	$0	0.50%	-16.6%	12/31/2022	$1.42	0	$0	0.25%	-16.3%	12/31/2022	$1.44	0	$0	0.00%	-16.1%
12/31/2021	1.68	0	0	0.50%	25.4%	12/31/2021	1.70	0	0	0.25%	25.7%	12/31/2021	1.72	0	0	0.00%	26.0%
12/31/2020	1.34	0	0	0.50%	12.4%	12/31/2020	1.35	0	0	0.25%	12.7%	12/31/2020	1.37	0	0	0.00%	13.0%
12/31/2019	1.19	0	0	0.50%	23.1%	12/31/2019	1.20	0	0	0.25%	23.4%	12/31/2019	1.21	0	0	0.00%	23.7%
12/31/2018	0.97	0	0	0.50%	-12.4%	12/31/2018	0.97	0	0	0.25%	-12.1%	12/31/2018	0.98	0	0	0.00%	-11.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.7%
2021	0.9%
2020	0.5%
2019	1.8%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Emerging Markets Fund S Class - 06-747

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,246	$16,786	927
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$13,247

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,247	7,199	$1.84
Band 100	-	-	1.91
Band 75	-	-	1.97
Band 50	-	-	2.04
Band 25	-	-	2.12
Band 0	-	-	2.19
Total	$13,247	7,199

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$279
Mortality & expense charges			(183)
Net investment income (loss)			96

Gain (loss) on investments:
Net realized gain (loss)			(976)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(3,434)
Net gain (loss)			(4,410)

Increase (decrease) in net assets from operations			$(4,314)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$96	$327
Net realized gain (loss)		(976)	31
Realized gain distributions		-	1,486
Net change in unrealized appreciation (depreciation)		(3,434)	(2,048)

Increase (decrease) in net assets from operations		(4,314)	(204)

Contract owner transactions:
Proceeds from units sold		3,372	4,420
Cost of units redeemed		(2,094)	-
Account charges		(44)	(43)
Increase (decrease)		1,234	4,377
Net increase (decrease)		(3,080)	4,173
Net assets, beginning		16,327	12,154
Net assets, ending		$13,247	$16,327

Units sold		1,707	1,772
Units redeemed		(1,291)	(17)
Net increase (decrease)		416	1,755
Units outstanding, beginning		6,783	5,028
Units outstanding, ending		7,199	6,783

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,926,144
Cost of units redeemed/account charges			(1,972,311)
Net investment income (loss)			(8,684)
Net realized gain (loss)			46,241
Realized gain distributions			25,397
Net change in unrealized appreciation (depreciation)			(3,540)
Net assets			$13,247

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.84	7	$13	1.25%	-23.6%	12/31/2022	$1.91	0	$0	1.00%	-23.4%	12/31/2022	$1.97	0	$0	0.75%	-23.2%
12/31/2021	2.41	7	16	1.25%	-0.4%	12/31/2021	2.49	0	0	1.00%	-0.2%	12/31/2021	2.57	0	0	0.75%	0.1%
12/31/2020	2.42	5	12	1.25%	8.5%	12/31/2020	2.49	0	0	1.00%	8.8%	12/31/2020	2.57	0	0	0.75%	9.0%
12/31/2019	2.23	51	115	1.25%	17.6%	12/31/2019	2.29	0	0	1.00%	17.9%	12/31/2019	2.35	0	0	0.75%	18.2%
12/31/2018	1.89	162	306	1.25%	-17.8%	12/31/2018	1.94	0	0	1.00%	-17.6%	12/31/2018	1.99	0	0	0.75%	-17.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.04	0	$0	0.50%	-23.0%	12/31/2022	$2.12	0	$0	0.25%	-22.8%	12/31/2022	$2.19	0	$0	0.00%	-22.6%
12/31/2021	2.65	0	0	0.50%	0.3%	12/31/2021	2.74	0	0	0.25%	0.6%	12/31/2021	2.83	0	0	0.00%	0.8%
12/31/2020	2.65	0	0	0.50%	9.3%	12/31/2020	2.73	0	0	0.25%	9.6%	12/31/2020	2.81	0	0	0.00%	9.9%
12/31/2019	2.42	0	0	0.50%	18.5%	12/31/2019	2.49	0	0	0.25%	18.8%	12/31/2019	2.56	0	0	0.00%	19.1%
12/31/2018	2.04	0	0	0.50%	-17.1%	12/31/2018	2.09	0	0	0.25%	-16.9%	12/31/2018	2.15	0	0	0.00%	-16.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.9%
2021	3.5%
2020	0.1%
2019	1.1%
2018	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Global Equity Fund S Class - 06-736

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$3.25
Band 100	-	-	3.36
Band 75	-	-	3.48
Band 50	-	-	3.61
Band 25	-	-	3.73
Band 0	-	-	3.87
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(28)
Net investment income (loss)			(28)

Gain (loss) on investments:
Net realized gain (loss)			(685)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(63)
Net gain (loss)			(748)

Increase (decrease) in net assets from operations			$(776)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(28)	$(4)
Net realized gain (loss)		(685)	(215)
Realized gain distributions		-	182
Net change in unrealized appreciation (depreciation)		(63)	665

Increase (decrease) in net assets from operations		(776)	628

Contract owner transactions:
Proceeds from units sold		432	535
Cost of units redeemed		(3,049)	(1,635)
Account charges		-	(2)
Increase (decrease)		(2,617)	(1,102)
Net increase (decrease)		(3,393)	(474)
Net assets, beginning		3,393	3,867
Net assets, ending		$-	$3,393

Units sold		127	145
Units redeemed		(988)	(473)
Net increase (decrease)		(861)	(328)
Units outstanding, beginning		861	1,189
Units outstanding, ending		-	861

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$7,333
Cost of units redeemed/account charges			(8,781)
Net investment income (loss)			43
Net realized gain (loss)			(705)
Realized gain distributions			2,110
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.25	0	$0	1.25%	-17.6%	12/31/2022	$3.36	0	$0	1.00%	-17.4%	12/31/2022	$3.48	0	$0	0.75%	-17.2%
12/31/2021	3.94	1	3	1.25%	21.1%	12/31/2021	4.07	0	0	1.00%	21.4%	12/31/2021	4.20	0	0	0.75%	21.7%
12/31/2020	3.25	1	4	1.25%	12.0%	12/31/2020	3.35	0	0	1.00%	12.3%	12/31/2020	3.45	0	0	0.75%	12.5%
12/31/2019	2.90	1	3	1.25%	24.6%	12/31/2019	2.99	0	0	1.00%	25.0%	12/31/2019	3.07	0	0	0.75%	25.3%
12/31/2018	2.33	1	2	1.25%	-10.2%	12/31/2018	2.39	0	0	1.00%	-10.0%	12/31/2018	2.45	0	0	0.75%	-9.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.61	0	$0	0.50%	-17.0%	12/31/2022	$3.73	0	$0	0.25%	-16.8%	12/31/2022	$3.87	0	$0	0.00%	-16.6%
12/31/2021	4.34	0	0	0.50%	22.0%	12/31/2021	4.49	0	0	0.25%	22.3%	12/31/2021	4.64	0	0	0.00%	22.6%
12/31/2020	3.56	0	0	0.50%	12.8%	12/31/2020	3.67	0	0	0.25%	13.1%	12/31/2020	3.78	0	0	0.00%	13.4%
12/31/2019	3.16	0	0	0.50%	25.6%	12/31/2019	3.24	0	0	0.25%	25.9%	12/31/2019	3.33	0	0	0.00%	26.2%
12/31/2018	2.51	0	0	0.50%	-9.6%	12/31/2018	2.58	0	0	0.25%	-9.3%	12/31/2018	2.64	0	0	0.00%	-9.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	1.0%
2020	0.9%
2019	4.7%
2018	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Global Real Estate Securities Fund R6 Class - 06-FFM

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$346,958	$366,382	13,010
Receivables: investments sold	6,666
Payables: investments purchased	-
Net assets	$353,624

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$353,624	337,554	$1.05
Band 100	-	-	1.06
Band 75	-	-	1.08
Band 50	-	-	1.10
Band 25	-	-	1.11
Band 0	-	-	1.13
Total	$353,624	337,554

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$6,255
Mortality & expense charges			(3,413)
Net investment income (loss)			2,842

Gain (loss) on investments:
Net realized gain (loss)			167
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(65,686)
Net gain (loss)			(65,519)

Increase (decrease) in net assets from operations			$(62,677)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,842	$8,957
Net realized gain (loss)		167	16,733
Realized gain distributions		-	8,637
Net change in unrealized appreciation (depreciation)		(65,686)	48,447

Increase (decrease) in net assets from operations		(62,677)	82,774

Contract owner transactions:
Proceeds from units sold		227,020	33,776
Cost of units redeemed		(141,410)	(127,921)
Account charges		(188)	(357)
Increase (decrease)		85,422	(94,502)
Net increase (decrease)		22,745	(11,728)
Net assets, beginning		330,879	342,607
Net assets, ending		$353,624	$330,879

Units sold		225,048	25,654
Units redeemed		(115,617)	(93,851)
Net increase (decrease)		109,431	(68,197)
Units outstanding, beginning		228,123	296,320
Units outstanding, ending		337,554	228,123

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$726,797
Cost of units redeemed/account charges			(406,700)
Net investment income (loss)			25,531
Net realized gain (loss)			14,238
Realized gain distributions			13,182
Net change in unrealized appreciation (depreciation)			(19,424)
Net assets			$353,624

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.05	338	$354	1.25%	-27.8%	12/31/2022	$1.06	0	$0	1.00%	-27.6%	12/31/2022	$1.08	0	$0	0.75%	-27.4%
12/31/2021	1.45	228	331	1.25%	25.4%	12/31/2021	1.47	0	0	1.00%	25.8%	12/31/2021	1.49	0	0	0.75%	26.1%
12/31/2020	1.16	296	343	1.25%	-6.5%	12/31/2020	1.17	0	0	1.00%	-6.3%	12/31/2020	1.18	0	0	0.75%	-6.1%
12/31/2019	1.24	262	324	1.25%	20.3%	12/31/2019	1.25	0	0	1.00%	20.6%	12/31/2019	1.26	0	0	0.75%	20.9%
12/31/2018	1.03	159	163	1.25%	-7.0%	12/31/2018	1.03	0	0	1.00%	-6.8%	12/31/2018	1.04	0	0	0.75%	-6.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.10	0	$0	0.50%	-27.2%	12/31/2022	$1.11	0	$0	0.25%	-27.0%	12/31/2022	$1.13	0	$0	0.00%	-26.9%
12/31/2021	1.51	0	0	0.50%	26.4%	12/31/2021	1.53	0	0	0.25%	26.7%	12/31/2021	1.55	0	0	0.00%	27.0%
12/31/2020	1.19	0	0	0.50%	-5.8%	12/31/2020	1.20	0	0	0.25%	-5.6%	12/31/2020	1.22	0	0	0.00%	-5.4%
12/31/2019	1.27	0	0	0.50%	21.2%	12/31/2019	1.28	0	0	0.25%	21.5%	12/31/2019	1.29	0	0	0.00%	21.8%
12/31/2018	1.04	0	0	0.50%	-6.3%	12/31/2018	1.05	0	0	0.25%	-6.1%	12/31/2018	1.06	0	0	0.00%	-5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.8%
2021	4.0%
2020	1.6%
2019	3.8%
2018	8.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust State Street Target Retirement 2025 Fund K Class - 06-3TV

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,383,825	$3,631,193	313,701
Receivables: investments sold	1,015
Payables: investments purchased	-
Net assets	$3,384,840

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,384,840	2,940,189	$1.15
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.20
Band 0	-	-	1.21
Total	$3,384,840	2,940,189

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$93,198
Mortality & expense charges			(19,556)
Net investment income (loss)			73,642

Gain (loss) on investments:
Net realized gain (loss)			(3,023)
Realized gain distributions			118,150
Net change in unrealized appreciation (depreciation)			(247,368)
Net gain (loss)			(132,241)

Increase (decrease) in net assets from operations			$(58,599)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$73,642	$-
Net realized gain (loss)		(3,023)	-
Realized gain distributions		118,150	-
Net change in unrealized appreciation (depreciation)		(247,368)	-

Increase (decrease) in net assets from operations		(58,599)	-

Contract owner transactions:
Proceeds from units sold		3,461,036	-
Cost of units redeemed		(12,532)	-
Account charges		(5,065)	-
Increase (decrease)		3,443,439	-
Net increase (decrease)		3,384,840	-
Net assets, beginning		-	-
Net assets, ending		$3,384,840	$-

Units sold		2,959,766	-
Units redeemed		(19,577)	-
Net increase (decrease)		2,940,189	-
Units outstanding, beginning		-	-
Units outstanding, ending		2,940,189	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$3,461,036
Cost of units redeemed/account charges			(17,597)
Net investment income (loss)			73,642
Net realized gain (loss)			(3,023)
Realized gain distributions			118,150
Net change in unrealized appreciation (depreciation)			(247,368)
Net assets			$3,384,840

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.15	2,940	$3,385	1.25%	-16.4%	12/31/2022	$1.16	0	$0	1.00%	-16.2%	12/31/2022	$1.17	0	$0	0.75%	-16.0%
12/31/2021	1.38	0	0	1.25%	9.4%	12/31/2021	1.39	0	0	1.00%	9.7%	12/31/2021	1.40	0	0	0.75%	10.0%
12/31/2020	1.26	0	0	1.25%	13.4%	12/31/2020	1.26	0	0	1.00%	13.7%	12/31/2020	1.27	0	0	0.75%	14.0%
12/31/2019	1.11	0	0	1.25%	10.9%	12/31/2019	1.11	0	0	1.00%	11.2%	12/31/2019	1.11	0	0	0.75%	11.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.18	0	$0	0.50%	-15.8%	12/31/2022	$1.20	0	$0	0.25%	-15.5%	12/31/2022	$1.21	0	$0	0.00%	-15.3%
12/31/2021	1.41	0	0	0.50%	10.3%	12/31/2021	1.42	0	0	0.25%	10.5%	12/31/2021	1.43	0	0	0.00%	10.8%
12/31/2020	1.28	0	0	0.50%	14.3%	12/31/2020	1.28	0	0	0.25%	14.6%	12/31/2020	1.29	0	0	0.00%	14.8%
12/31/2019	1.12	0	0	0.50%	11.6%	12/31/2019	1.12	0	0	0.25%	11.9%	12/31/2019	1.12	0	0	0.00%	12.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	5.5%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust State Street Target Retirement 2030 Fund K Class - 06-3TW

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,956,406	$2,045,311	173,830
Receivables: investments sold	926
Payables: investments purchased	-
Net assets	$1,957,332

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,957,332	1,673,351	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.22
Band 0	-	-	1.23
Total	$1,957,332	1,673,351

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$44,460
Mortality & expense charges			(10,263)
Net investment income (loss)			34,197

Gain (loss) on investments:
Net realized gain (loss)			(9,332)
Realized gain distributions			63,770
Net change in unrealized appreciation (depreciation)			(88,905)
Net gain (loss)			(34,467)

Increase (decrease) in net assets from operations			$(270)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$34,197	$-
Net realized gain (loss)		(9,332)	-
Realized gain distributions		63,770	-
Net change in unrealized appreciation (depreciation)		(88,905)	-

Increase (decrease) in net assets from operations		(270)	-

Contract owner transactions:
Proceeds from units sold		2,012,454	-
Cost of units redeemed		(52,599)	-
Account charges		(2,253)	-
Increase (decrease)		1,957,602	-
Net increase (decrease)		1,957,332	-
Net assets, beginning		-	-
Net assets, ending		$1,957,332	$-

Units sold		1,720,246	-
Units redeemed		(46,895)	-
Net increase (decrease)		1,673,351	-
Units outstanding, beginning		-	-
Units outstanding, ending		1,673,351	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,012,454
Cost of units redeemed/account charges			(54,852)
Net investment income (loss)			34,197
Net realized gain (loss)			(9,332)
Realized gain distributions			63,770
Net change in unrealized appreciation (depreciation)			(88,905)
Net assets			$1,957,332

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.17	1,673	$1,957	1.25%	-18.0%	12/31/2022	$1.18	0	$0	1.00%	-17.8%	12/31/2022	$1.19	0	$0	0.75%	-17.6%
12/31/2021	1.43	0	0	1.25%	10.0%	12/31/2021	1.44	0	0	1.00%	10.3%	12/31/2021	1.45	0	0	0.75%	10.5%
12/31/2020	1.30	0	0	1.25%	15.8%	12/31/2020	1.30	0	0	1.00%	16.1%	12/31/2020	1.31	0	0	0.75%	16.4%
12/31/2019	1.12	0	0	1.25%	12.0%	12/31/2019	1.12	0	0	1.00%	12.2%	12/31/2019	1.12	0	0	0.75%	12.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.20	0	$0	0.50%	-17.4%	12/31/2022	$1.22	0	$0	0.25%	-17.2%	12/31/2022	$1.23	0	$0	0.00%	-17.0%
12/31/2021	1.46	0	0	0.50%	10.8%	12/31/2021	1.47	0	0	0.25%	11.1%	12/31/2021	1.48	0	0	0.00%	11.4%
12/31/2020	1.31	0	0	0.50%	16.7%	12/31/2020	1.32	0	0	0.25%	17.0%	12/31/2020	1.33	0	0	0.00%	17.2%
12/31/2019	1.13	0	0	0.50%	12.7%	12/31/2019	1.13	0	0	0.25%	13.0%	12/31/2019	1.13	0	0	0.00%	13.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	4.5%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust State Street Target Retirement 2040 Fund K Class - 06-3TY

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,312,421	$1,370,037	110,523
Receivables: investments sold	592
Payables: investments purchased	-
Net assets	$1,313,013

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,313,013	1,103,934	$1.19
Band 100	-	-	1.20
Band 75	-	-	1.21
Band 50	-	-	1.22
Band 25	-	-	1.24
Band 0	-	-	1.25
Total	$1,313,013	1,103,934

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$22,859
Mortality & expense charges			(6,882)
Net investment income (loss)			15,977

Gain (loss) on investments:
Net realized gain (loss)			(4,110)
Realized gain distributions			44,965
Net change in unrealized appreciation (depreciation)			(57,616)
Net gain (loss)			(16,761)

Increase (decrease) in net assets from operations			$(784)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$15,977	$-
Net realized gain (loss)		(4,110)	-
Realized gain distributions		44,965	-
Net change in unrealized appreciation (depreciation)		(57,616)	-

Increase (decrease) in net assets from operations		(784)	-

Contract owner transactions:
Proceeds from units sold		1,330,631	-
Cost of units redeemed		(15,261)	-
Account charges		(1,573)	-
Increase (decrease)		1,313,797	-
Net increase (decrease)		1,313,013	-
Net assets, beginning		-	-
Net assets, ending		$1,313,013	$-

Units sold		1,119,625	-
Units redeemed		(15,691)	-
Net increase (decrease)		1,103,934	-
Units outstanding, beginning		-	-
Units outstanding, ending		1,103,934	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,330,631
Cost of units redeemed/account charges			(16,834)
Net investment income (loss)			15,977
Net realized gain (loss)			(4,110)
Realized gain distributions			44,965
Net change in unrealized appreciation (depreciation)			(57,616)
Net assets			$1,313,013

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.19	1,104	$1,313	1.25%	-19.4%	12/31/2022	$1.20	0	$0	1.00%	-19.2%	12/31/2022	$1.21	0	$0	0.75%	-19.0%
12/31/2021	1.48	0	0	1.25%	11.7%	12/31/2021	1.49	0	0	1.00%	12.0%	12/31/2021	1.50	0	0	0.75%	12.3%
12/31/2020	1.32	0	0	1.25%	17.3%	12/31/2020	1.33	0	0	1.00%	17.6%	12/31/2020	1.33	0	0	0.75%	17.9%
12/31/2019	1.13	0	0	1.25%	12.6%	12/31/2019	1.13	0	0	1.00%	12.8%	12/31/2019	1.13	0	0	0.75%	13.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.22	0	$0	0.50%	-18.8%	12/31/2022	$1.24	0	$0	0.25%	-18.6%	12/31/2022	$1.25	0	$0	0.00%	-18.4%
12/31/2021	1.51	0	0	0.50%	12.6%	12/31/2021	1.52	0	0	0.25%	12.9%	12/31/2021	1.53	0	0	0.00%	13.1%
12/31/2020	1.34	0	0	0.50%	18.2%	12/31/2020	1.35	0	0	0.25%	18.5%	12/31/2020	1.35	0	0	0.00%	18.8%
12/31/2019	1.13	0	0	0.50%	13.3%	12/31/2019	1.14	0	0	0.25%	13.6%	12/31/2019	1.14	0	0	0.00%	13.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.5%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust State Street Target Retirement 2045 Fund K Class - 06-3V3

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,283,291	$1,284,790	105,598
Receivables: investments sold	787
Payables: investments purchased	-
Net assets	$1,284,078

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,284,078	1,071,803	$1.20
Band 100	-	-	1.21
Band 75	-	-	1.22
Band 50	-	-	1.23
Band 25	-	-	1.25
Band 0	-	-	1.26
Total	$1,284,078	1,071,803

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$21,816
Mortality & expense charges			(4,734)
Net investment income (loss)			17,082

Gain (loss) on investments:
Net realized gain (loss)			(1,056)
Realized gain distributions			44,463
Net change in unrealized appreciation (depreciation)			(1,499)
Net gain (loss)			41,908

Increase (decrease) in net assets from operations			$58,990

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$17,082	$-
Net realized gain (loss)		(1,056)	-
Realized gain distributions		44,463	-
Net change in unrealized appreciation (depreciation)		(1,499)	-

Increase (decrease) in net assets from operations		58,990	-

Contract owner transactions:
Proceeds from units sold		1,227,736	-
Cost of units redeemed		(2,112)	-
Account charges		(536)	-
Increase (decrease)		1,225,088	-
Net increase (decrease)		1,284,078	-
Net assets, beginning		-	-
Net assets, ending		$1,284,078	$-

Units sold		1,076,136	-
Units redeemed		(4,333)	-
Net increase (decrease)		1,071,803	-
Units outstanding, beginning		-	-
Units outstanding, ending		1,071,803	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,227,736
Cost of units redeemed/account charges			(2,648)
Net investment income (loss)			17,082
Net realized gain (loss)			(1,056)
Realized gain distributions			44,463
Net change in unrealized appreciation (depreciation)			(1,499)
Net assets			$1,284,078

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.20	1,072	$1,284	1.25%	-19.8%	12/31/2022	$1.21	0	$0	1.00%	-19.6%	12/31/2022	$1.22	0	$0	0.75%	-19.4%
12/31/2021	1.49	0	0	1.25%	12.4%	12/31/2021	1.50	0	0	1.00%	12.7%	12/31/2021	1.51	0	0	0.75%	13.0%
12/31/2020	1.33	0	0	1.25%	17.8%	12/31/2020	1.33	0	0	1.00%	18.1%	12/31/2020	1.34	0	0	0.75%	18.4%
12/31/2019	1.13	0	0	1.25%	12.7%	12/31/2019	1.13	0	0	1.00%	13.0%	12/31/2019	1.13	0	0	0.75%	13.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.23	0	$0	0.50%	-19.2%	12/31/2022	$1.25	0	$0	0.25%	-19.0%	12/31/2022	$1.26	0	$0	0.00%	-18.7%
12/31/2021	1.53	0	0	0.50%	13.3%	12/31/2021	1.54	0	0	0.25%	13.5%	12/31/2021	1.55	0	0	0.00%	13.8%
12/31/2020	1.35	0	0	0.50%	18.7%	12/31/2020	1.35	0	0	0.25%	19.0%	12/31/2020	1.36	0	0	0.00%	19.3%
12/31/2019	1.13	0	0	0.50%	13.5%	12/31/2019	1.14	0	0	0.25%	13.7%	12/31/2019	1.14	0	0	0.00%	14.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.4%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust State Street Target Retirement 2050 Fund K Class - 06-3V4

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,015,016	$1,015,731	84,071
Receivables: investments sold	566
Payables: investments purchased	-
Net assets	$1,015,582

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,015,582	842,983	$1.20
Band 100	-	-	1.22
Band 75	-	-	1.23
Band 50	-	-	1.24
Band 25	-	-	1.25
Band 0	-	-	1.26
Total	$1,015,582	842,983

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$17,050
Mortality & expense charges			(3,755)
Net investment income (loss)			13,295

Gain (loss) on investments:
Net realized gain (loss)			(1,260)
Realized gain distributions			36,304
Net change in unrealized appreciation (depreciation)			(715)
Net gain (loss)			34,329

Increase (decrease) in net assets from operations			$47,624

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$13,295	$-
Net realized gain (loss)		(1,260)	-
Realized gain distributions		36,304	-
Net change in unrealized appreciation (depreciation)		(715)	-

Increase (decrease) in net assets from operations		47,624	-

Contract owner transactions:
Proceeds from units sold		972,344	-
Cost of units redeemed		(3,996)	-
Account charges		(390)	-
Increase (decrease)		967,958	-
Net increase (decrease)		1,015,582	-
Net assets, beginning		-	-
Net assets, ending		$1,015,582	$-

Units sold		847,250	-
Units redeemed		(4,267)	-
Net increase (decrease)		842,983	-
Units outstanding, beginning		-	-
Units outstanding, ending		842,983	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$972,344
Cost of units redeemed/account charges			(4,386)
Net investment income (loss)			13,295
Net realized gain (loss)			(1,260)
Realized gain distributions			36,304
Net change in unrealized appreciation (depreciation)			(715)
Net assets			$1,015,582

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.20	843	$1,016	1.25%	-20.1%	12/31/2022	$1.22	0	$0	1.00%	-19.9%	12/31/2022	$1.23	0	$0	0.75%	-19.7%
12/31/2021	1.51	0	0	1.25%	12.9%	12/31/2021	1.52	0	0	1.00%	13.2%	12/31/2021	1.53	0	0	0.75%	13.5%
12/31/2020	1.33	0	0	1.25%	18.3%	12/31/2020	1.34	0	0	1.00%	18.6%	12/31/2020	1.35	0	0	0.75%	18.9%
12/31/2019	1.13	0	0	1.25%	12.9%	12/31/2019	1.13	0	0	1.00%	13.1%	12/31/2019	1.13	0	0	0.75%	13.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.24	0	$0	0.50%	-19.5%	12/31/2022	$1.25	0	$0	0.25%	-19.3%	12/31/2022	$1.26	0	$0	0.00%	-19.1%
12/31/2021	1.54	0	0	0.50%	13.8%	12/31/2021	1.55	0	0	0.25%	14.1%	12/31/2021	1.56	0	0	0.00%	14.4%
12/31/2020	1.35	0	0	0.50%	19.2%	12/31/2020	1.36	0	0	0.25%	19.5%	12/31/2020	1.37	0	0	0.00%	19.8%
12/31/2019	1.14	0	0	0.50%	13.6%	12/31/2019	1.14	0	0	0.25%	13.8%	12/31/2019	1.14	0	0	0.00%	14.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.4%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust State Street Target Retirement 2055 Fund K Class - 06-3V6

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$810,264	$827,645	65,588
Receivables: investments sold	415
Payables: investments purchased	-
Net assets	$810,679

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$810,679	674,034	$1.20
Band 100	-	-	1.21
Band 75	-	-	1.23
Band 50	-	-	1.24
Band 25	-	-	1.25
Band 0	-	-	1.26
Total	$810,679	674,034

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$13,520
Mortality & expense charges			(3,889)
Net investment income (loss)			9,631

Gain (loss) on investments:
Net realized gain (loss)			(5,354)
Realized gain distributions			25,549
Net change in unrealized appreciation (depreciation)			(17,381)
Net gain (loss)			2,814

Increase (decrease) in net assets from operations			$12,445

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,631	$-
Net realized gain (loss)		(5,354)	-
Realized gain distributions		25,549	-
Net change in unrealized appreciation (depreciation)		(17,381)	-

Increase (decrease) in net assets from operations		12,445	-

Contract owner transactions:
Proceeds from units sold		831,971	-
Cost of units redeemed		(32,940)	-
Account charges		(797)	-
Increase (decrease)		798,234	-
Net increase (decrease)		810,679	-
Net assets, beginning		-	-
Net assets, ending		$810,679	$-

Units sold		702,759	-
Units redeemed		(28,725)	-
Net increase (decrease)		674,034	-
Units outstanding, beginning		-	-
Units outstanding, ending		674,034	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$831,971
Cost of units redeemed/account charges			(33,737)
Net investment income (loss)			9,631
Net realized gain (loss)			(5,354)
Realized gain distributions			25,549
Net change in unrealized appreciation (depreciation)			(17,381)
Net assets			$810,679

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.20	674	$811	1.25%	-20.1%	12/31/2022	$1.21	0	$0	1.00%	-19.9%	12/31/2022	$1.23	0	$0	0.75%	-19.7%
12/31/2021	1.51	0	0	1.25%	12.9%	12/31/2021	1.52	0	0	1.00%	13.2%	12/31/2021	1.53	0	0	0.75%	13.5%
12/31/2020	1.33	0	0	1.25%	18.2%	12/31/2020	1.34	0	0	1.00%	18.5%	12/31/2020	1.35	0	0	0.75%	18.8%
12/31/2019	1.13	0	0	1.25%	12.8%	12/31/2019	1.13	0	0	1.00%	13.1%	12/31/2019	1.13	0	0	0.75%	13.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.24	0	$0	0.50%	-19.5%	12/31/2022	$1.25	0	$0	0.25%	-19.3%	12/31/2022	$1.26	0	$0	0.00%	-19.1%
12/31/2021	1.54	0	0	0.50%	13.7%	12/31/2021	1.55	0	0	0.25%	14.0%	12/31/2021	1.56	0	0	0.00%	14.3%
12/31/2020	1.35	0	0	0.50%	19.1%	12/31/2020	1.36	0	0	0.25%	19.4%	12/31/2020	1.36	0	0	0.00%	19.7%
12/31/2019	1.14	0	0	0.50%	13.6%	12/31/2019	1.14	0	0	0.25%	13.8%	12/31/2019	1.14	0	0	0.00%	14.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.3%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust State Street Target Retirement 2060 Fund K Class - 06-3V7

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$415,118	$406,616	33,251
Receivables: investments sold	189
Payables: investments purchased	-
Net assets	$415,307

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$415,307	344,772	$1.20
Band 100	-	-	1.22
Band 75	-	-	1.23
Band 50	-	-	1.24
Band 25	-	-	1.25
Band 0	-	-	1.26
Total	$415,307	344,772

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$6,824
Mortality & expense charges			(1,773)
Net investment income (loss)			5,051

Gain (loss) on investments:
Net realized gain (loss)			(13,759)
Realized gain distributions			10,375
Net change in unrealized appreciation (depreciation)			8,502
Net gain (loss)			5,118

Increase (decrease) in net assets from operations			$10,169

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,051	$-
Net realized gain (loss)		(13,759)	-
Realized gain distributions		10,375	-
Net change in unrealized appreciation (depreciation)		8,502	-

Increase (decrease) in net assets from operations		10,169	-

Contract owner transactions:
Proceeds from units sold		410,951	-
Cost of units redeemed		(5,438)	-
Account charges		(375)	-
Increase (decrease)		405,138	-
Net increase (decrease)		415,307	-
Net assets, beginning		-	-
Net assets, ending		$415,307	$-

Units sold		397,159	-
Units redeemed		(52,387)	-
Net increase (decrease)		344,772	-
Units outstanding, beginning		-	-
Units outstanding, ending		344,772	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$410,951
Cost of units redeemed/account charges			(5,813)
Net investment income (loss)			5,051
Net realized gain (loss)			(13,759)
Realized gain distributions			10,375
Net change in unrealized appreciation (depreciation)			8,502
Net assets			$415,307

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.20	345	$415	1.25%	-20.1%	12/31/2022	$1.22	0	$0	1.00%	-19.9%	12/31/2022	$1.23	0	$0	0.75%	-19.7%
12/31/2021	1.51	0	0	1.25%	12.9%	12/31/2021	1.52	0	0	1.00%	13.2%	12/31/2021	1.53	0	0	0.75%	13.5%
12/31/2020	1.33	0	0	1.25%	18.1%	12/31/2020	1.34	0	0	1.00%	18.4%	12/31/2020	1.35	0	0	0.75%	18.7%
12/31/2019	1.13	0	0	1.25%	13.0%	12/31/2019	1.13	0	0	1.00%	13.2%	12/31/2019	1.13	0	0	0.75%	13.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.24	0	$0	0.50%	-19.5%	12/31/2022	$1.25	0	$0	0.25%	-19.3%	12/31/2022	$1.26	0	$0	0.00%	-19.1%
12/31/2021	1.54	0	0	0.50%	13.8%	12/31/2021	1.55	0	0	0.25%	14.1%	12/31/2021	1.56	0	0	0.00%	14.3%
12/31/2020	1.35	0	0	0.50%	19.0%	12/31/2020	1.36	0	0	0.25%	19.3%	12/31/2020	1.37	0	0	0.00%	19.6%
12/31/2019	1.14	0	0	0.50%	13.7%	12/31/2019	1.14	0	0	0.25%	14.0%	12/31/2019	1.14	0	0	0.00%	14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.3%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust State Street Target Retirement 2035 Fund K Cl - 06-3VR

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,653,350	$2,720,351	225,893
Receivables: investments sold	899
Payables: investments purchased	-
Net assets	$2,654,249

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,654,249	2,255,352	$1.18
Band 100	-	-	1.19
Band 75	-	-	1.20
Band 50	-	-	1.21
Band 25	-	-	1.22
Band 0	-	-	1.23
Total	$2,654,249	2,255,352

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$51,228
Mortality & expense charges			(12,302)
Net investment income (loss)			38,926

Gain (loss) on investments:
Net realized gain (loss)			(9,297)
Realized gain distributions			84,573
Net change in unrealized appreciation (depreciation)			(67,001)
Net gain (loss)			8,275

Increase (decrease) in net assets from operations			$47,201

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$38,926	$-
Net realized gain (loss)		(9,297)	-
Realized gain distributions		84,573	-
Net change in unrealized appreciation (depreciation)		(67,001)	-

Increase (decrease) in net assets from operations		47,201	-

Contract owner transactions:
Proceeds from units sold		2,673,641	-
Cost of units redeemed		(64,376)	-
Account charges		(2,217)	-
Increase (decrease)		2,607,048	-
Net increase (decrease)		2,654,249	-
Net assets, beginning		-	-
Net assets, ending		$2,654,249	$-

Units sold		2,311,177	-
Units redeemed		(55,825)	-
Net increase (decrease)		2,255,352	-
Units outstanding, beginning		-	-
Units outstanding, ending		2,255,352	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,673,641
Cost of units redeemed/account charges			(66,593)
Net investment income (loss)			38,926
Net realized gain (loss)			(9,297)
Realized gain distributions			84,573
Net change in unrealized appreciation (depreciation)			(67,001)
Net assets			$2,654,249

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.18	2,255	$2,654	1.25%	-18.9%	12/31/2022	$1.19	0	$0	1.00%	-18.7%	12/31/2022	$1.20	0	$0	0.75%	-18.5%
12/31/2021	1.45	0	0	1.25%	10.8%	12/31/2021	1.46	0	0	1.00%	11.1%	12/31/2021	1.47	0	0	0.75%	11.3%
12/31/2020	1.31	0	0	1.25%	16.7%	12/31/2020	1.32	0	0	1.00%	17.0%	12/31/2020	1.32	0	0	0.75%	17.3%
12/31/2019	1.12	0	0	1.25%	12.2%	12/31/2019	1.12	0	0	1.00%	12.5%	12/31/2019	1.13	0	0	0.75%	12.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.21	0	$0	0.50%	-18.3%	12/31/2022	$1.22	0	$0	0.25%	-18.1%	12/31/2022	$1.23	0	$0	0.00%	-17.9%
12/31/2021	1.48	0	0	0.50%	11.6%	12/31/2021	1.49	0	0	0.25%	11.9%	12/31/2021	1.50	0	0	0.00%	12.2%
12/31/2020	1.33	0	0	0.50%	17.6%	12/31/2020	1.33	0	0	0.25%	17.9%	12/31/2020	1.34	0	0	0.00%	18.2%
12/31/2019	1.13	0	0	0.50%	13.0%	12/31/2019	1.13	0	0	0.25%	13.2%	12/31/2019	1.13	0	0	0.00%	13.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.9%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust State Street Target Retirement Fund K Class - 06-3V9

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,666,589	$1,726,383	165,250
Receivables: investments sold	784
Payables: investments purchased	-
Net assets	$1,667,373

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,667,373	1,537,635	$1.08
Band 100	-	-	1.09
Band 75	-	-	1.11
Band 50	-	-	1.12
Band 25	-	-	1.13
Band 0	-	-	1.14
Total	$1,667,373	1,537,635

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$49,888
Mortality & expense charges			(8,608)
Net investment income (loss)			41,280

Gain (loss) on investments:
Net realized gain (loss)			(9,933)
Realized gain distributions			32,311
Net change in unrealized appreciation (depreciation)			(59,794)
Net gain (loss)			(37,416)

Increase (decrease) in net assets from operations			$3,864

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$41,280	$-
Net realized gain (loss)		(9,933)	-
Realized gain distributions		32,311	-
Net change in unrealized appreciation (depreciation)		(59,794)	-

Increase (decrease) in net assets from operations		3,864	-

Contract owner transactions:
Proceeds from units sold		1,768,128	-
Cost of units redeemed		(102,877)	-
Account charges		(1,742)	-
Increase (decrease)		1,663,509	-
Net increase (decrease)		1,667,373	-
Net assets, beginning		-	-
Net assets, ending		$1,667,373	$-

Units sold		1,634,482	-
Units redeemed		(96,847)	-
Net increase (decrease)		1,537,635	-
Units outstanding, beginning		-	-
Units outstanding, ending		1,537,635	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,768,128
Cost of units redeemed/account charges			(104,619)
Net investment income (loss)			41,280
Net realized gain (loss)			(9,933)
Realized gain distributions			32,311
Net change in unrealized appreciation (depreciation)			(59,794)
Net assets			$1,667,373

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.08	1,538	$1,667	1.25%	-13.2%	12/31/2022	$1.09	0	$0	1.00%	-13.0%	12/31/2022	$1.11	0	$0	0.75%	-12.8%
12/31/2021	1.25	0	0	1.25%	6.6%	12/31/2021	1.26	0	0	1.00%	6.8%	12/31/2021	1.27	0	0	0.75%	7.1%
12/31/2020	1.17	0	0	1.25%	8.9%	12/31/2020	1.18	0	0	1.00%	9.2%	12/31/2020	1.18	0	0	0.75%	9.5%
12/31/2019	1.08	0	0	1.25%	7.6%	12/31/2019	1.08	0	0	1.00%	7.9%	12/31/2019	1.08	0	0	0.75%	8.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.12	0	$0	0.50%	-12.5%	12/31/2022	$1.13	0	$0	0.25%	-12.3%	12/31/2022	$1.14	0	$0	0.00%	-12.1%
12/31/2021	1.28	0	0	0.50%	7.4%	12/31/2021	1.29	0	0	0.25%	7.6%	12/31/2021	1.29	0	0	0.00%	7.9%
12/31/2020	1.19	0	0	0.50%	9.7%	12/31/2020	1.19	0	0	0.25%	10.0%	12/31/2020	1.20	0	0	0.00%	10.3%
12/31/2019	1.08	0	0	0.50%	8.3%	12/31/2019	1.09	0	0	0.25%	8.5%	12/31/2019	1.09	0	0	0.00%	8.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	6.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust State Street Equity 500 Index Admin Class - 06-225

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$140,058,643	$95,090,402	487,535
Receivables: investments sold	73,645
Payables: investments purchased	-
Net assets	$140,132,288

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$139,230,831	1,400,651	$99.40
Band 100	-	-	104.30
Band 75	-	-	109.44
Band 50	-	-	114.84
Band 25	-	-	120.49
Band 0	901,457	7,130	126.43
Total	$140,132,288	1,407,781

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,289,875
Mortality & expense charges			(2,149,760)
Net investment income (loss)			(859,885)

Gain (loss) on investments:
Net realized gain (loss)			24,897,598
Realized gain distributions			1,470,442
Net change in unrealized appreciation (depreciation)			(69,082,270)
Net gain (loss)			(42,714,230)

Increase (decrease) in net assets from operations			$(43,574,115)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(859,885)	$(191,756)
Net realized gain (loss)		24,897,598	47,311,273
Realized gain distributions		1,470,442	3,113,539
Net change in unrealized appreciation (depreciation)		(69,082,270)	8,237,423

Increase (decrease) in net assets from operations		(43,574,115)	58,470,479

Contract owner transactions:
Proceeds from units sold		26,341,810	38,070,870
Cost of units redeemed		(73,399,815)	(111,525,749)
Account charges		(61,993)	(184,703)
Increase (decrease)		(47,119,998)	(73,639,582)
Net increase (decrease)		(90,694,113)	(15,169,103)
Net assets, beginning		230,826,401	245,995,504
Net assets, ending		$140,132,288	$230,826,401

Units sold		250,315	363,962
Units redeemed		(696,549)	(1,021,237)
Net increase (decrease)		(446,234)	(657,275)
Units outstanding, beginning		1,854,015	2,511,290
Units outstanding, ending		1,407,781	1,854,015

* Date of Fund Inception into Variable Account: 4 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,163,069,109
Cost of units redeemed/account charges			(1,328,072,865)
Net investment income (loss)			22,213,112
Net realized gain (loss)			210,201,690
Realized gain distributions			27,753,001
Net change in unrealized appreciation (depreciation)			44,968,241
Net assets			$140,132,288

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$99.40	1,401	$139,231	1.25%	-19.3%	12/31/2022	$104.30	0	$0	1.00%	-19.1%	12/31/2022	$109.44	0	$0	0.75%	-18.9%
12/31/2021	123.16	1,775	218,647	1.25%	26.7%	12/31/2021	128.91	0	0	1.00%	27.0%	12/31/2021	134.92	0	0	0.75%	27.4%
12/31/2020	97.19	2,429	236,059	1.25%	16.7%	12/31/2020	101.47	0	0	1.00%	17.0%	12/31/2020	105.94	0	0	0.75%	17.3%
12/31/2019	83.29	27,165	226,264	1.25%	29.5%	12/31/2019	86.74	3	30	1.00%	29.8%	12/31/2019	90.34	0	0	0.75%	30.2%
12/31/2018	64.31	31,293	201,253	1.25%	-5.8%	12/31/2018	66.81	2	16	1.00%	-5.5%	12/31/2018	69.41	0	0	0.75%	-5.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$114.84	0	$0	0.50%	-18.7%	12/31/2022	$120.49	0	$0	0.25%	-18.5%	12/31/2022	$126.43	7	$901	0.00%	-18.3%
12/31/2021	141.22	0	0	0.50%	27.7%	12/31/2021	147.81	0	0	0.25%	28.0%	12/31/2021	154.70	79	12,180	0.00%	28.3%
12/31/2020	110.61	0	0	0.50%	17.6%	12/31/2020	115.48	0	0	0.25%	17.8%	12/31/2020	120.56	82	9,937	0.00%	18.1%
12/31/2019	94.09	0	0	0.50%	30.5%	12/31/2019	97.99	0	0	0.25%	30.8%	12/31/2019	102.05	1,499	15,300	0.00%	31.1%
12/31/2018	72.11	0	0	0.50%	-5.0%	12/31/2018	74.91	0	0	0.25%	-4.8%	12/31/2018	77.82	1,529	11,898	0.00%	-4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.7%
2021	1.2%
2020	1.4%
2019	1.8%
2018	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust State Street Target Retirement 2065 K Class - 06-64F

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,956	$11,213	913
Receivables: investments sold	-
Payables: investments purchased	(27)
Net assets	$10,929

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,929	13,491	$0.81
Band 100	-	-	0.81
Band 75	-	-	0.82
Band 50	-	-	0.82
Band 25	-	-	0.82
Band 0	-	-	0.82
Total	$10,929	13,491

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$176
Mortality & expense charges			(45)
Net investment income (loss)			131

Gain (loss) on investments:
Net realized gain (loss)			(171)
Realized gain distributions			139
Net change in unrealized appreciation (depreciation)			(257)
Net gain (loss)			(289)

Increase (decrease) in net assets from operations			$(158)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$131	$-
Net realized gain (loss)		(171)	-
Realized gain distributions		139	-
Net change in unrealized appreciation (depreciation)		(257)	-

Increase (decrease) in net assets from operations		(158)	-

Contract owner transactions:
Proceeds from units sold		11,952	-
Cost of units redeemed		(855)	-
Account charges		(10)	-
Increase (decrease)		11,087	-
Net increase (decrease)		10,929	-
Net assets, beginning		-	-
Net assets, ending		$10,929	$-

Units sold		14,551	-
Units redeemed		(1,060)	-
Net increase (decrease)		13,491	-
Units outstanding, beginning		-	-
Units outstanding, ending		13,491	-

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$11,952
Cost of units redeemed/account charges			(865)
Net investment income (loss)			131
Net realized gain (loss)			(171)
Realized gain distributions			139
Net change in unrealized appreciation (depreciation)			(257)
Net assets			$10,929

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.81	13	$11	1.25%	-20.1%	12/31/2022	$0.81	0	$0	1.00%	-19.9%	12/31/2022	$0.82	0	$0	0.75%	-19.7%
12/31/2021	1.01	0	0	1.25%	1.4%	12/31/2021	1.01	0	0	1.00%	1.5%	12/31/2021	1.02	0	0	0.75%	1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.82	0	$0	0.50%	-19.5%	12/31/2022	$0.82	0	$0	0.25%	-19.3%	12/31/2022	$0.82	0	$0	0.00%	-19.1%
12/31/2021	1.02	0	0	0.50%	1.6%	12/31/2021	1.02	0	0	0.25%	1.7%	12/31/2021	1.02	0	0	0.00%	1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.2%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust State Street Equity 500 Index R Class - 06-167

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$24,779,485	$19,542,072	85,929
Receivables: investments sold	-
Payables: investments purchased	(95,277)
Net assets	$24,684,208

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$18,084,308	554,478	$32.62
Band 100	4,622,797	135,653	34.08
Band 75	-	-	35.61
Band 50	1,977,103	53,139	37.21
Band 25	-	-	38.87
Band 0	-	-	40.62
Total	$24,684,208	743,270

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$116,335
Mortality & expense charges			(325,640)
Net investment income (loss)			(209,305)

Gain (loss) on investments:
Net realized gain (loss)			2,600,442
Realized gain distributions			260,656
Net change in unrealized appreciation (depreciation)			(9,505,259)
Net gain (loss)			(6,644,161)

Increase (decrease) in net assets from operations			$(6,853,466)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(209,305)	$(125,948)
Net realized gain (loss)		2,600,442	3,676,943
Realized gain distributions		260,656	497,363
Net change in unrealized appreciation (depreciation)		(9,505,259)	4,286,922

Increase (decrease) in net assets from operations		(6,853,466)	8,335,280

Contract owner transactions:
Proceeds from units sold		4,092,683	5,379,643
Cost of units redeemed		(9,209,263)	(10,902,985)
Account charges		(13,994)	(18,688)
Increase (decrease)		(5,130,574)	(5,542,030)
Net increase (decrease)		(11,984,040)	2,793,250
Net assets, beginning		36,668,248	33,874,998
Net assets, ending		$24,684,208	$36,668,248

Units sold		119,941	153,886
Units redeemed		(266,312)	(288,754)
Net increase (decrease)		(146,371)	(134,868)
Units outstanding, beginning		889,641	1,024,509
Units outstanding, ending		743,270	889,641

* Date of Fund Inception into Variable Account: 6 /3 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$138,063,517
Cost of units redeemed/account charges			(151,840,971)
Net investment income (loss)			599,680
Net realized gain (loss)			28,456,288
Realized gain distributions			4,168,281
Net change in unrealized appreciation (depreciation)			5,237,413
Net assets			$24,684,208

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$32.62	554	$18,084	1.25%	-19.7%	12/31/2022	$34.08	136	$4,623	1.00%	-19.5%	12/31/2022	$35.61	0	$0	0.75%	-19.3%
12/31/2021	40.59	693	28,141	1.25%	26.2%	12/31/2021	42.31	137	5,775	1.00%	26.5%	12/31/2021	44.10	0	0	0.75%	26.8%
12/31/2020	32.18	738	23,731	1.25%	16.2%	12/31/2020	33.45	156	5,219	1.00%	16.5%	12/31/2020	34.78	0	0	0.75%	16.8%
12/31/2019	27.70	9,132	25,290	1.25%	29.0%	12/31/2019	28.72	1,814	5,211	1.00%	29.3%	12/31/2019	29.79	0	0	0.75%	29.6%
12/31/2018	21.48	10,478	22,502	1.25%	-6.2%	12/31/2018	22.22	1,972	4,381	1.00%	-6.0%	12/31/2018	22.98	0	0	0.75%	-5.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$37.21	53	$1,977	0.50%	-19.0%	12/31/2022	$38.87	0	$0	0.25%	-18.8%	12/31/2022	$40.62	0	$0	0.00%	-18.6%
12/31/2021	45.96	60	2,752	0.50%	27.1%	12/31/2021	47.90	0	0	0.25%	27.4%	12/31/2021	49.93	0	0	0.00%	27.7%
12/31/2020	36.16	66	2,397	0.50%	17.0%	12/31/2020	37.59	0	0	0.25%	17.3%	12/31/2020	39.08	65	2,528	0.00%	17.6%
12/31/2019	30.89	731	2,259	0.50%	29.9%	12/31/2019	32.04	0	0	0.25%	30.3%	12/31/2019	33.23	831	2,763	0.00%	30.6%
12/31/2018	23.78	758	1,803	0.50%	-5.5%	12/31/2018	24.60	0	0	0.25%	-5.3%	12/31/2018	25.45	584	1,486	0.00%	-5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.4%
2021	0.8%
2020	0.9%
2019	1.4%
2018	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust State Street Target Retirement 2020 Fund K Class - 06-3TT

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$395	$427	39
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$395

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$395	354	$1.12
Band 100	-	-	1.13
Band 75	-	-	1.14
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.17
Total	$395	354

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$12
Mortality & expense charges			-
Net investment income (loss)			12

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			15
Net change in unrealized appreciation (depreciation)			(32)
Net gain (loss)			(17)

Increase (decrease) in net assets from operations			$(5)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$12	$-
Net realized gain (loss)		-	-
Realized gain distributions		15	-
Net change in unrealized appreciation (depreciation)		(32)	-

Increase (decrease) in net assets from operations		(5)	-

Contract owner transactions:
Proceeds from units sold		400	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		400	-
Net increase (decrease)		395	-
Net assets, beginning		-	-
Net assets, ending		$395	$-

Units sold		354	-
Units redeemed		-	-
Net increase (decrease)		354	-
Units outstanding, beginning		-	-
Units outstanding, ending		354	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$400
Cost of units redeemed/account charges			-
Net investment income (loss)			12
Net realized gain (loss)			-
Realized gain distributions			15
Net change in unrealized appreciation (depreciation)			(32)
Net assets			$395

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.12	0	$0	1.25%	-14.4%	12/31/2022	$1.13	0	$0	1.00%	-14.1%	12/31/2022	$1.14	0	$0	0.75%	-13.9%
12/31/2021	1.30	0	0	1.25%	8.2%	12/31/2021	1.31	0	0	1.00%	8.5%	12/31/2021	1.32	0	0	0.75%	8.7%
12/31/2020	1.21	0	0	1.25%	10.3%	12/31/2020	1.21	0	0	1.00%	10.6%	12/31/2020	1.22	0	0	0.75%	10.8%
12/31/2019	1.09	0	0	1.25%	9.3%	12/31/2019	1.10	0	0	1.00%	9.5%	12/31/2019	1.10	0	0	0.75%	9.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.15	0	$0	0.50%	-13.7%	12/31/2022	$1.16	0	$0	0.25%	-13.5%	12/31/2022	$1.17	0	$0	0.00%	-13.3%
12/31/2021	1.33	0	0	0.50%	9.0%	12/31/2021	1.34	0	0	0.25%	9.3%	12/31/2021	1.35	0	0	0.00%	9.5%
12/31/2020	1.22	0	0	0.50%	11.1%	12/31/2020	1.23	0	0	0.25%	11.4%	12/31/2020	1.23	0	0	0.00%	11.7%
12/31/2019	1.10	0	0	0.50%	10.0%	12/31/2019	1.10	0	0	0.25%	10.2%	12/31/2019	1.10	0	0	0.00%	10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	6.1%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Crossmark Steward Global Equity Income Fund A Class - 06-029

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$228,997	$274,834	8,157
Receivables: investments sold	59
Payables: investments purchased	-
Net assets	$229,056

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$229,056	130,299	$1.76
Band 100	-	-	1.80
Band 75	-	-	1.84
Band 50	-	-	1.88
Band 25	-	-	1.93
Band 0	-	-	1.97
Total	$229,056	130,299

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$5,313
Mortality & expense charges			(2,903)
Net investment income (loss)			2,410

Gain (loss) on investments:
Net realized gain (loss)			(515)
Realized gain distributions			12,856
Net change in unrealized appreciation (depreciation)			(46,257)
Net gain (loss)			(33,916)

Increase (decrease) in net assets from operations			$(31,506)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,410	$3,848
Net realized gain (loss)		(515)	126,704
Realized gain distributions		12,856	30,051
Net change in unrealized appreciation (depreciation)		(46,257)	(46,073)

Increase (decrease) in net assets from operations		(31,506)	114,530

Contract owner transactions:
Proceeds from units sold		14,016	273,442
Cost of units redeemed		(4,693)	(645,426)
Account charges		(465)	(866)
Increase (decrease)		8,858	(372,850)
Net increase (decrease)		(22,648)	(258,320)
Net assets, beginning		251,704	510,024
Net assets, ending		$229,056	$251,704

Units sold		7,719	157,278
Units redeemed		(2,756)	(331,080)
Net increase (decrease)		4,963	(173,802)
Units outstanding, beginning		125,336	299,138
Units outstanding, ending		130,299	125,336

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$810,178
Cost of units redeemed/account charges			(732,165)
Net investment income (loss)			6,479
Net realized gain (loss)			126,255
Realized gain distributions			64,146
Net change in unrealized appreciation (depreciation)			(45,837)
Net assets			$229,056

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.76	130	$229	1.25%	-12.5%	12/31/2022	$1.80	0	$0	1.00%	-12.2%	12/31/2022	$1.84	0	$0	0.75%	-12.0%
12/31/2021	2.01	125	252	1.25%	17.8%	12/31/2021	2.05	0	0	1.00%	18.1%	12/31/2021	2.09	0	0	0.75%	18.4%
12/31/2020	1.70	299	510	1.25%	6.7%	12/31/2020	1.74	0	0	1.00%	7.0%	12/31/2020	1.77	0	0	0.75%	7.3%
12/31/2019	1.60	168	269	1.25%	22.8%	12/31/2019	1.62	0	0	1.00%	23.1%	12/31/2019	1.65	0	0	0.75%	23.4%
12/31/2018	1.30	0	0	1.25%	-9.1%	12/31/2018	1.32	0	0	1.00%	-8.8%	12/31/2018	1.33	0	0	0.75%	-8.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.88	0	$0	0.50%	-11.8%	12/31/2022	$1.93	0	$0	0.25%	-11.6%	12/31/2022	$1.97	0	$0	0.00%	-11.4%
12/31/2021	2.13	0	0	0.50%	18.7%	12/31/2021	2.18	0	0	0.25%	19.0%	12/31/2021	2.22	0	0	0.00%	19.3%
12/31/2020	1.80	0	0	0.50%	7.6%	12/31/2020	1.83	0	0	0.25%	7.8%	12/31/2020	1.86	0	0	0.00%	8.1%
12/31/2019	1.67	0	0	0.50%	23.7%	12/31/2019	1.70	0	0	0.25%	24.1%	12/31/2019	1.72	0	0	0.00%	24.4%
12/31/2018	1.35	0	0	0.50%	-8.4%	12/31/2018	1.37	0	0	0.25%	-8.1%	12/31/2018	1.39	0	0	0.00%	-7.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.2%
2021	2.6%
2020	0.9%
2019	1.3%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Crossmark Steward Large Cap Enhanced Index Fund A Class - 06-030

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$68,125	$105,858	2,724
Receivables: investments sold	20
Payables: investments purchased	-
Net assets	$68,145

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$68,145	35,395	$1.93
Band 100	-	-	1.97
Band 75	-	-	2.01
Band 50	-	-	2.06
Band 25	-	-	2.11
Band 0	-	-	2.16
Total	$68,145	35,395

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$52
Mortality & expense charges			(909)
Net investment income (loss)			(857)

Gain (loss) on investments:
Net realized gain (loss)			(147)
Realized gain distributions			22,897
Net change in unrealized appreciation (depreciation)			(39,384)
Net gain (loss)			(16,634)

Increase (decrease) in net assets from operations			$(17,491)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(857)	$(592)
Net realized gain (loss)		(147)	118
Realized gain distributions		22,897	20,247
Net change in unrealized appreciation (depreciation)		(39,384)	(1,112)

Increase (decrease) in net assets from operations		(17,491)	18,661

Contract owner transactions:
Proceeds from units sold		322	4,455
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		322	4,455
Net increase (decrease)		(17,169)	23,116
Net assets, beginning		85,314	62,198
Net assets, ending		$68,145	$85,314

Units sold		154	2,063
Units redeemed		-	-
Net increase (decrease)		154	2,063
Units outstanding, beginning		35,241	33,178
Units outstanding, ending		35,395	35,241

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$93,494
Cost of units redeemed/account charges			(38,326)
Net investment income (loss)			(1,588)
Net realized gain (loss)			1,338
Realized gain distributions			50,960
Net change in unrealized appreciation (depreciation)			(37,733)
Net assets			$68,145

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.93	35	$68	1.25%	-20.5%	12/31/2022	$1.97	0	$0	1.00%	-20.3%	12/31/2022	$2.01	0	$0	0.75%	-20.1%
12/31/2021	2.42	35	85	1.25%	29.1%	12/31/2021	2.47	0	0	1.00%	29.5%	12/31/2021	2.52	0	0	0.75%	29.8%
12/31/2020	1.87	33	62	1.25%	10.9%	12/31/2020	1.91	0	0	1.00%	11.1%	12/31/2020	1.94	0	0	0.75%	11.4%
12/31/2019	1.69	0	0	1.25%	27.5%	12/31/2019	1.72	0	0	1.00%	27.8%	12/31/2019	1.74	0	0	0.75%	28.1%
12/31/2018	1.33	0	0	1.25%	-8.3%	12/31/2018	1.34	0	0	1.00%	-8.1%	12/31/2018	1.36	0	0	0.75%	-7.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.06	0	$0	0.50%	-19.9%	12/31/2022	$2.11	0	$0	0.25%	-19.7%	12/31/2022	$2.16	0	$0	0.00%	-19.5%
12/31/2021	2.57	0	0	0.50%	30.1%	12/31/2021	2.63	0	0	0.25%	30.4%	12/31/2021	2.68	0	0	0.00%	30.8%
12/31/2020	1.98	0	0	0.50%	11.7%	12/31/2020	2.01	0	0	0.25%	12.0%	12/31/2020	2.05	0	0	0.00%	12.3%
12/31/2019	1.77	0	0	0.50%	28.5%	12/31/2019	1.80	0	0	0.25%	28.8%	12/31/2019	1.83	0	0	0.00%	29.1%
12/31/2018	1.38	0	0	0.50%	-7.6%	12/31/2018	1.40	0	0	0.25%	-7.4%	12/31/2018	1.41	0	0	0.00%	-7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.1%
2021	0.4%
2020	0.6%
2019	0.0%
2018	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Crossmark Steward Small-Mid Cap Enhanced Index Fund A Class - 06-031

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$43,490	$54,371	3,743
Receivables: investments sold	-
Payables: investments purchased	(3,064)
Net assets	$40,426

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$40,426	24,516	$1.65
Band 100	-	-	1.69
Band 75	-	-	1.73
Band 50	-	-	1.77
Band 25	-	-	1.81
Band 0	-	-	1.85
Total	$40,426	24,516

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$272
Mortality & expense charges			(551)
Net investment income (loss)			(279)

Gain (loss) on investments:
Net realized gain (loss)			7
Realized gain distributions			9,386
Net change in unrealized appreciation (depreciation)			(17,035)
Net gain (loss)			(7,642)

Increase (decrease) in net assets from operations			$(7,921)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(279)	$(533)
Net realized gain (loss)		7	18,975
Realized gain distributions		9,386	5,332
Net change in unrealized appreciation (depreciation)		(17,035)	(5,841)

Increase (decrease) in net assets from operations		(7,921)	17,933

Contract owner transactions:
Proceeds from units sold		1,675	24,476
Cost of units redeemed		(3,071)	(65,492)
Account charges		(1)	(82)
Increase (decrease)		(1,397)	(41,098)
Net increase (decrease)		(9,318)	(23,165)
Net assets, beginning		49,744	72,909
Net assets, ending		$40,426	$49,744

Units sold		980	14,415
Units redeemed		(1,863)	(35,464)
Net increase (decrease)		(883)	(21,049)
Units outstanding, beginning		25,399	46,448
Units outstanding, ending		24,516	25,399

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$237,050
Cost of units redeemed/account charges			(230,568)
Net investment income (loss)			(2,144)
Net realized gain (loss)			19,671
Realized gain distributions			27,298
Net change in unrealized appreciation (depreciation)			(10,881)
Net assets			$40,426

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.65	25	$40	1.25%	-15.8%	12/31/2022	$1.69	0	$0	1.00%	-15.6%	12/31/2022	$1.73	0	$0	0.75%	-15.4%
12/31/2021	1.96	25	50	1.25%	24.8%	12/31/2021	2.00	0	0	1.00%	25.1%	12/31/2021	2.04	0	0	0.75%	25.4%
12/31/2020	1.57	46	73	1.25%	9.0%	12/31/2020	1.60	0	0	1.00%	9.3%	12/31/2020	1.63	0	0	0.75%	9.5%
12/31/2019	1.44	15	22	1.25%	19.9%	12/31/2019	1.46	0	0	1.00%	20.2%	12/31/2019	1.48	0	0	0.75%	20.5%
12/31/2018	1.20	15	18	1.25%	-13.5%	12/31/2018	1.22	0	0	1.00%	-13.3%	12/31/2018	1.23	0	0	0.75%	-13.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.77	0	$0	0.50%	-15.2%	12/31/2022	$1.81	0	$0	0.25%	-15.0%	12/31/2022	$1.85	0	$0	0.00%	-14.7%
12/31/2021	2.08	0	0	0.50%	25.7%	12/31/2021	2.12	0	0	0.25%	26.0%	12/31/2021	2.17	0	0	0.00%	26.3%
12/31/2020	1.66	0	0	0.50%	9.8%	12/31/2020	1.69	0	0	0.25%	10.1%	12/31/2020	1.72	0	0	0.00%	10.4%
12/31/2019	1.51	0	0	0.50%	20.8%	12/31/2019	1.53	0	0	0.25%	21.1%	12/31/2019	1.55	0	0	0.00%	21.4%
12/31/2018	1.25	0	0	0.50%	-12.9%	12/31/2018	1.26	0	0	0.25%	-12.7%	12/31/2018	1.28	0	0	0.00%	-12.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.6%
2021	0.4%
2020	1.3%
2019	0.4%
2018	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price European Stock Fund - 06-755

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,542	$14,849	683
Receivables: investments sold	-
Payables: investments purchased	(256)
Net assets	$14,286

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$14,286	6,130	$2.33
Band 100	-	-	2.45
Band 75	-	-	2.57
Band 50	-	-	2.69
Band 25	-	-	2.83
Band 0	-	-	3.06
Total	$14,286	6,130

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$189
Mortality & expense charges			(185)
Net investment income (loss)			4

Gain (loss) on investments:
Net realized gain (loss)			(8)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(4,303)
Net gain (loss)			(4,311)

Increase (decrease) in net assets from operations			$(4,307)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4	$(69)
Net realized gain (loss)		(8)	47
Realized gain distributions		-	556
Net change in unrealized appreciation (depreciation)		(4,303)	1,628

Increase (decrease) in net assets from operations		(4,307)	2,162

Contract owner transactions:
Proceeds from units sold		224	680
Cost of units redeemed		(458)	-
Account charges		(12)	(12)
Increase (decrease)		(246)	668
Net increase (decrease)		(4,553)	2,830
Net assets, beginning		18,839	16,009
Net assets, ending		$14,286	$18,839

Units sold		90	231
Units redeemed		(206)	(4)
Net increase (decrease)		(116)	227
Units outstanding, beginning		6,246	6,019
Units outstanding, ending		6,130	6,246

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$783,187
Cost of units redeemed/account charges			(915,134)
Net investment income (loss)			20,769
Net realized gain (loss)			48,475
Realized gain distributions			77,296
Net change in unrealized appreciation (depreciation)			(307)
Net assets			$14,286

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.33	6	$14	1.25%	-22.7%	12/31/2022	$2.45	0	$0	1.00%	-22.5%	12/31/2022	$2.57	0	$0	0.75%	-22.3%
12/31/2021	3.02	6	19	1.25%	13.4%	12/31/2021	3.16	0	0	1.00%	13.7%	12/31/2021	3.30	0	0	0.75%	14.0%
12/31/2020	2.66	6	16	1.25%	11.1%	12/31/2020	2.78	0	0	1.00%	11.4%	12/31/2020	2.90	0	0	0.75%	11.7%
12/31/2019	2.39	5	13	1.25%	25.3%	12/31/2019	2.49	0	0	1.00%	25.6%	12/31/2019	2.60	0	0	0.75%	25.9%
12/31/2018	1.91	5	10	1.25%	-13.8%	12/31/2018	1.98	0	0	1.00%	-13.6%	12/31/2018	2.06	0	0	0.75%	-13.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.69	0	$0	0.50%	-22.1%	12/31/2022	$2.83	0	$0	0.25%	-22.0%	12/31/2022	$3.06	0	$0	0.00%	-21.8%
12/31/2021	3.46	0	0	0.50%	14.2%	12/31/2021	3.62	0	0	0.25%	14.5%	12/31/2021	3.91	0	0	0.00%	14.8%
12/31/2020	3.03	0	0	0.50%	12.0%	12/31/2020	3.16	0	0	0.25%	12.2%	12/31/2020	3.41	0	0	0.00%	12.5%
12/31/2019	2.70	0	0	0.50%	26.3%	12/31/2019	2.82	0	0	0.25%	26.6%	12/31/2019	3.03	0	0	0.00%	26.9%
12/31/2018	2.14	0	0	0.50%	-13.2%	12/31/2018	2.22	0	0	0.25%	-12.9%	12/31/2018	2.38	0	0	0.00%	-12.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.1%
2021	0.9%
2020	0.9%
2019	1.7%
2018	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Growth Stock Fund Advisor Class - 06-308

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,738,784	$15,263,413	231,771
Receivables: investments sold	72,486
Payables: investments purchased	-
Net assets	$13,811,270

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,624,701	5,089,379	$2.68
Band 100	-	-	2.78
Band 75	-	-	2.89
Band 50	-	-	3.01
Band 25	-	-	3.13
Band 0	186,569	57,344	3.25
Total	$13,811,270	5,146,723

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(264,422)
Net investment income (loss)			(264,422)

Gain (loss) on investments:
Net realized gain (loss)			2,490,181
Realized gain distributions			487,389
Net change in unrealized appreciation (depreciation)			(16,202,570)
Net gain (loss)			(13,225,000)

Increase (decrease) in net assets from operations			$(13,489,422)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(264,422)	$(616,310)
Net realized gain (loss)		2,490,181	31,460,395
Realized gain distributions		487,389	3,288,022
Net change in unrealized appreciation (depreciation)		(16,202,570)	(24,540,500)

Increase (decrease) in net assets from operations		(13,489,422)	9,591,607

Contract owner transactions:
Proceeds from units sold		1,848,417	3,261,632
Cost of units redeemed		(12,022,586)	(64,721,065)
Account charges		(11,382)	(45,311)
Increase (decrease)		(10,185,551)	(61,504,744)
Net increase (decrease)		(23,674,973)	(51,913,137)
Net assets, beginning		37,486,243	89,399,380
Net assets, ending		$13,811,270	$37,486,243

Units sold		566,256	787,960
Units redeemed		(3,671,689)	(15,809,903)
Net increase (decrease)		(3,105,433)	(15,021,943)
Units outstanding, beginning		8,252,156	23,274,099
Units outstanding, ending		5,146,723	8,252,156

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$163,524,610
Cost of units redeemed/account charges			(243,138,504)
Net investment income (loss)			(10,491,825)
Net realized gain (loss)			67,653,860
Realized gain distributions			37,787,758
Net change in unrealized appreciation (depreciation)			(1,524,629)
Net assets			$13,811,270

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.68	5,089	$13,625	1.25%	-41.0%	12/31/2022	$2.78	0	$0	1.00%	-40.9%	12/31/2022	$2.89	0	$0	0.75%	-40.7%
12/31/2021	4.54	8,229	37,358	1.25%	18.2%	12/31/2021	4.71	0	0	1.00%	18.5%	12/31/2021	4.88	0	0	0.75%	18.8%
12/31/2020	3.84	23,247	89,278	1.25%	34.9%	12/31/2020	3.97	0	0	1.00%	35.2%	12/31/2020	4.11	0	0	0.75%	35.5%
12/31/2019	2.85	28,208	80,331	1.25%	28.8%	12/31/2019	2.94	0	0	1.00%	29.1%	12/31/2019	3.03	0	0	0.75%	29.5%
12/31/2018	2.21	34,270	75,761	1.25%	-2.5%	12/31/2018	2.28	0	0	1.00%	-2.3%	12/31/2018	2.34	0	0	0.75%	-2.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.01	0	$0	0.50%	-40.6%	12/31/2022	$3.13	0	$0	0.25%	-40.4%	12/31/2022	$3.25	57	$187	0.00%	-40.3%
12/31/2021	5.07	0	0	0.50%	19.1%	12/31/2021	5.25	0	0	0.25%	19.4%	12/31/2021	5.45	23	128	0.00%	19.7%
12/31/2020	4.25	0	0	0.50%	35.9%	12/31/2020	4.40	0	0	0.25%	36.2%	12/31/2020	4.55	27	121	0.00%	36.5%
12/31/2019	3.13	0	0	0.50%	29.8%	12/31/2019	3.23	0	0	0.25%	30.1%	12/31/2019	3.33	25	84	0.00%	30.4%
12/31/2018	2.41	0	0	0.50%	-1.8%	12/31/2018	2.48	0	0	0.25%	-1.5%	12/31/2018	2.56	22	56	0.00%	-1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Growth Stock Fund R Class - 06-780

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,789,596	$5,196,697	84,603
Receivables: investments sold	7,407
Payables: investments purchased	-
Net assets	$4,797,003

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,465,251	562,027	$4.39
Band 100	2,329,117	506,036	4.60
Band 75	-	-	4.83
Band 50	2,635	520	5.07
Band 25	-	-	5.32
Band 0	-	-	5.65
Total	$4,797,003	1,068,583

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(70,389)
Net investment income (loss)			(70,389)

Gain (loss) on investments:
Net realized gain (loss)			253,068
Realized gain distributions			178,119
Net change in unrealized appreciation (depreciation)			(4,105,127)
Net gain (loss)			(3,673,940)

Increase (decrease) in net assets from operations			$(3,744,329)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(70,389)	$(118,823)
Net realized gain (loss)		253,068	1,440,027
Realized gain distributions		178,119	833,590
Net change in unrealized appreciation (depreciation)		(4,105,127)	(385,114)

Increase (decrease) in net assets from operations		(3,744,329)	1,769,680

Contract owner transactions:
Proceeds from units sold		262,501	540,797
Cost of units redeemed		(1,289,011)	(3,078,123)
Account charges		(1,043)	(2,643)
Increase (decrease)		(1,027,553)	(2,539,969)
Net increase (decrease)		(4,771,882)	(770,289)
Net assets, beginning		9,568,885	10,339,174
Net assets, ending		$4,797,003	$9,568,885

Units sold		51,019	102,271
Units redeemed		(240,213)	(446,381)
Net increase (decrease)		(189,194)	(344,110)
Units outstanding, beginning		1,257,777	1,601,887
Units outstanding, ending		1,068,583	1,257,777

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$72,336,627
Cost of units redeemed/account charges			(85,623,894)
Net investment income (loss)			(2,243,676)
Net realized gain (loss)			14,046,923
Realized gain distributions			6,688,124
Net change in unrealized appreciation (depreciation)			(407,101)
Net assets			$4,797,003

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.39	562	$2,465	1.25%	-41.2%	12/31/2022	$4.60	506	$2,329	1.00%	-41.0%	12/31/2022	$4.83	0	$0	0.75%	-40.9%
12/31/2021	7.46	717	5,346	1.25%	17.9%	12/31/2021	7.81	540	4,219	1.00%	18.2%	12/31/2021	8.17	0	0	0.75%	18.5%
12/31/2020	6.33	943	5,964	1.25%	34.5%	12/31/2020	6.60	620	4,095	1.00%	34.9%	12/31/2020	6.90	0	0	0.75%	35.2%
12/31/2019	4.70	1,329	6,248	1.25%	28.5%	12/31/2019	4.90	652	3,194	1.00%	28.8%	12/31/2019	5.10	0	0	0.75%	29.1%
12/31/2018	3.66	1,723	6,306	1.25%	-2.8%	12/31/2018	3.80	728	2,767	1.00%	-2.5%	12/31/2018	3.95	0	0	0.75%	-2.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$5.07	1	$3	0.50%	-40.7%	12/31/2022	$5.32	0	$0	0.25%	-40.6%	12/31/2022	$5.65	0	$0	0.00%	-40.4%
12/31/2021	8.55	1	4	0.50%	18.8%	12/31/2021	8.95	0	0	0.25%	19.1%	12/31/2021	9.49	0	0	0.00%	19.4%
12/31/2020	7.20	39	280	0.50%	35.5%	12/31/2020	7.52	0	0	0.25%	35.9%	12/31/2020	7.95	0	0	0.00%	36.2%
12/31/2019	5.31	40	215	0.50%	29.5%	12/31/2019	5.53	0	0	0.25%	29.8%	12/31/2019	5.83	0	0	0.00%	30.1%
12/31/2018	4.10	43	177	0.50%	-2.0%	12/31/2018	4.26	0	0	0.25%	-1.8%	12/31/2018	4.48	0	0	0.00%	-1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price International Value Equity Fund Advisor Class - 06-309

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$265,776	$256,817	18,810
Receivables: investments sold	14
Payables: investments purchased	-
Net assets	$265,790

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$265,790	280,674	$0.95
Band 100	-	-	0.98
Band 75	-	-	1.02
Band 50	-	-	1.06
Band 25	-	-	1.11
Band 0	-	-	1.15
Total	$265,790	280,674

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$6,969
Mortality & expense charges			(3,807)
Net investment income (loss)			3,162

Gain (loss) on investments:
Net realized gain (loss)			4,240
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(41,566)
Net gain (loss)			(37,326)

Increase (decrease) in net assets from operations			$(34,164)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,162	$3,393
Net realized gain (loss)		4,240	12,775
Realized gain distributions		-	495
Net change in unrealized appreciation (depreciation)		(41,566)	21,173

Increase (decrease) in net assets from operations		(34,164)	37,836

Contract owner transactions:
Proceeds from units sold		24,066	44,789
Cost of units redeemed		(71,433)	(84,800)
Account charges		(55)	(19)
Increase (decrease)		(47,422)	(40,030)
Net increase (decrease)		(81,586)	(2,194)
Net assets, beginning		347,376	349,570
Net assets, ending		$265,790	$347,376

Units sold		26,184	43,675
Units redeemed		(76,409)	(82,798)
Net increase (decrease)		(50,225)	(39,123)
Units outstanding, beginning		330,899	370,022
Units outstanding, ending		280,674	330,899

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$37,926,266
Cost of units redeemed/account charges			(35,826,753)
Net investment income (loss)			1,157,441
Net realized gain (loss)			(4,203,421)
Realized gain distributions			1,203,298
Net change in unrealized appreciation (depreciation)			8,959
Net assets			$265,790

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.95	281	$266	1.25%	-9.8%	12/31/2022	$0.98	0	$0	1.00%	-9.6%	12/31/2022	$1.02	0	$0	0.75%	-9.3%
12/31/2021	1.05	331	347	1.25%	11.1%	12/31/2021	1.09	0	0	1.00%	11.4%	12/31/2021	1.13	0	0	0.75%	11.7%
12/31/2020	0.94	370	350	1.25%	0.1%	12/31/2020	0.98	0	0	1.00%	0.4%	12/31/2020	1.01	0	0	0.75%	0.6%
12/31/2019	0.94	623	588	1.25%	19.0%	12/31/2019	0.97	0	0	1.00%	19.3%	12/31/2019	1.00	0	0	0.75%	19.6%
12/31/2018	0.79	6,558	5,198	1.25%	-19.5%	12/31/2018	0.82	0	0	1.00%	-19.3%	12/31/2018	0.84	0	0	0.75%	-19.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.06	0	$0	0.50%	-9.1%	12/31/2022	$1.11	0	$0	0.25%	-8.9%	12/31/2022	$1.15	0	$0	0.00%	-8.7%
12/31/2021	1.17	0	0	0.50%	12.0%	12/31/2021	1.21	0	0	0.25%	12.2%	12/31/2021	1.26	0	0	0.00%	12.5%
12/31/2020	1.05	0	0	0.50%	0.9%	12/31/2020	1.08	0	0	0.25%	1.1%	12/31/2020	1.12	0	0	0.00%	1.4%
12/31/2019	1.04	0	0	0.50%	19.9%	12/31/2019	1.07	0	0	0.25%	20.2%	12/31/2019	1.10	0	0	0.00%	20.5%
12/31/2018	0.86	0	0	0.50%	-18.9%	12/31/2018	0.89	0	0	0.25%	-18.7%	12/31/2018	0.92	0	0	0.00%	-18.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.3%
2021	2.3%
2020	1.2%
2019	0.6%
2018	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price International Value Equity Fund R Class - 06-795

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$803,216	$776,417	57,810
Receivables: investments sold	-
Payables: investments purchased	(1,390)
Net assets	$801,826

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$363,191	149,229	$2.43
Band 100	435,767	170,635	2.55
Band 75	-	-	2.68
Band 50	2,868	1,020	2.81
Band 25	-	-	2.95
Band 0	-	-	3.15
Total	$801,826	320,884

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$18,997
Mortality & expense charges			(8,956)
Net investment income (loss)			10,041

Gain (loss) on investments:
Net realized gain (loss)			5,784
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(105,345)
Net gain (loss)			(99,561)

Increase (decrease) in net assets from operations			$(89,520)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$10,041	$6,468
Net realized gain (loss)		5,784	11,840
Realized gain distributions		-	1,170
Net change in unrealized appreciation (depreciation)		(105,345)	73,949

Increase (decrease) in net assets from operations		(89,520)	93,427

Contract owner transactions:
Proceeds from units sold		62,400	56,941
Cost of units redeemed		(101,733)	(71,973)
Account charges		(127)	(131)
Increase (decrease)		(39,460)	(15,163)
Net increase (decrease)		(128,980)	78,264
Net assets, beginning		930,806	852,542
Net assets, ending		$801,826	$930,806

Units sold		25,930	21,101
Units redeemed		(41,587)	(26,681)
Net increase (decrease)		(15,657)	(5,580)
Units outstanding, beginning		336,541	342,121
Units outstanding, ending		320,884	336,541

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$26,355,078
Cost of units redeemed/account charges			(27,977,810)
Net investment income (loss)			54,708
Net realized gain (loss)			1,822,455
Realized gain distributions			520,596
Net change in unrealized appreciation (depreciation)			26,799
Net assets			$801,826

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.43	149	$363	1.25%	-10.0%	12/31/2022	$2.55	171	$436	1.00%	-9.8%	12/31/2022	$2.68	0	$0	0.75%	-9.5%
12/31/2021	2.70	173	469	1.25%	10.8%	12/31/2021	2.83	162	459	1.00%	11.1%	12/31/2021	2.96	0	0	0.75%	11.3%
12/31/2020	2.44	181	442	1.25%	-0.1%	12/31/2020	2.55	160	408	1.00%	0.1%	12/31/2020	2.66	0	0	0.75%	0.4%
12/31/2019	2.44	305	744	1.25%	18.7%	12/31/2019	2.54	157	399	1.00%	19.0%	12/31/2019	2.65	0	0	0.75%	19.3%
12/31/2018	2.06	445	916	1.25%	-19.7%	12/31/2018	2.14	165	352	1.00%	-19.5%	12/31/2018	2.22	0	0	0.75%	-19.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.81	1	$3	0.50%	-9.3%	12/31/2022	$2.95	0	$0	0.25%	-9.1%	12/31/2022	$3.15	0	$0	0.00%	-8.9%
12/31/2021	3.10	1	3	0.50%	11.6%	12/31/2021	3.25	0	0	0.25%	11.9%	12/31/2021	3.46	0	0	0.00%	12.2%
12/31/2020	2.78	1	3	0.50%	0.6%	12/31/2020	2.90	0	0	0.25%	0.9%	12/31/2020	3.08	0	0	0.00%	1.1%
12/31/2019	2.76	1	2	0.50%	19.6%	12/31/2019	2.87	0	0	0.25%	19.9%	12/31/2019	3.05	0	0	0.00%	20.2%
12/31/2018	2.31	0	0	0.50%	-19.1%	12/31/2018	2.40	0	0	0.25%	-18.9%	12/31/2018	2.54	7	18	0.00%	-18.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.2%
2021	1.9%
2020	1.3%
2019	2.5%
2018	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price International Stock Fund R Class - 06-715

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$300,152	$328,917	18,377
Receivables: investments sold	-
Payables: investments purchased	(53)
Net assets	$300,099

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$185,593	86,142	$2.15
Band 100	114,506	50,642	2.26
Band 75	-	-	2.37
Band 50	-	-	2.49
Band 25	-	-	2.61
Band 0	-	-	2.74
Total	$300,099	136,784

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(3,433)
Net investment income (loss)			(3,433)

Gain (loss) on investments:
Net realized gain (loss)			(315)
Realized gain distributions			1,504
Net change in unrealized appreciation (depreciation)			(59,810)
Net gain (loss)			(58,621)

Increase (decrease) in net assets from operations			$(62,054)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,433)	$(4,617)
Net realized gain (loss)		(315)	48,849
Realized gain distributions		1,504	19,786
Net change in unrealized appreciation (depreciation)		(59,810)	(54,553)

Increase (decrease) in net assets from operations		(62,054)	9,465

Contract owner transactions:
Proceeds from units sold		56,236	23,218
Cost of units redeemed		(15,247)	(221,793)
Account charges		(40)	(35)
Increase (decrease)		40,949	(198,610)
Net increase (decrease)		(21,105)	(189,145)
Net assets, beginning		321,204	510,349
Net assets, ending		$300,099	$321,204

Units sold		33,662	8,554
Units redeemed		(17,745)	(79,836)
Net increase (decrease)		15,917	(71,282)
Units outstanding, beginning		120,867	192,149
Units outstanding, ending		136,784	120,867

* Date of Fund Inception into Variable Account: 9 /15 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,212,422
Cost of units redeemed/account charges			(2,060,483)
Net investment income (loss)			(26,538)
Net realized gain (loss)			91,351
Realized gain distributions			112,112
Net change in unrealized appreciation (depreciation)			(28,765)
Net assets			$300,099

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.15	86	$186	1.25%	-17.3%	12/31/2022	$2.26	51	$115	1.00%	-17.1%	12/31/2022	$2.37	0	$0	0.75%	-16.9%
12/31/2021	2.61	70	181	1.25%	-0.4%	12/31/2021	2.73	51	140	1.00%	-0.1%	12/31/2021	2.86	0	0	0.75%	0.1%
12/31/2020	2.62	125	328	1.25%	12.6%	12/31/2020	2.73	67	182	1.00%	12.8%	12/31/2020	2.85	0	0	0.75%	13.1%
12/31/2019	2.32	77	178	1.25%	25.5%	12/31/2019	2.42	69	166	1.00%	25.9%	12/31/2019	2.52	0	0	0.75%	26.2%
12/31/2018	1.85	66	123	1.25%	-15.6%	12/31/2018	1.92	72	139	1.00%	-15.4%	12/31/2018	2.00	0	0	0.75%	-15.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.49	0	$0	0.50%	-16.7%	12/31/2022	$2.61	0	$0	0.25%	-16.5%	12/31/2022	$2.74	0	$0	0.00%	-16.3%
12/31/2021	2.99	0	0	0.50%	0.4%	12/31/2021	3.13	0	0	0.25%	0.6%	12/31/2021	3.28	0	0	0.00%	0.9%
12/31/2020	2.98	0	0	0.50%	13.4%	12/31/2020	3.11	0	0	0.25%	13.7%	12/31/2020	3.25	0	0	0.00%	14.0%
12/31/2019	2.63	0	0	0.50%	26.5%	12/31/2019	2.73	0	0	0.25%	26.8%	12/31/2019	2.85	0	0	0.00%	27.1%
12/31/2018	2.08	0	0	0.50%	-15.0%	12/31/2018	2.16	0	0	0.25%	-14.7%	12/31/2018	2.24	0	0	0.00%	-14.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.1%
2020	0.0%
2019	2.5%
2018	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Mid-Cap Growth Fund R Class - 06-790

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,256,556	$1,456,248	15,668
Receivables: investments sold	521
Payables: investments purchased	-
Net assets	$1,257,077

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,257,077	193,550	$6.49
Band 100	-	-	6.82
Band 75	-	-	7.15
Band 50	-	-	7.50
Band 25	-	-	7.87
Band 0	-	-	8.35
Total	$1,257,077	193,550

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(25,584)
Net investment income (loss)			(25,584)

Gain (loss) on investments:
Net realized gain (loss)			(189,991)
Realized gain distributions			35,295
Net change in unrealized appreciation (depreciation)			(549,082)
Net gain (loss)			(703,778)

Increase (decrease) in net assets from operations			$(729,362)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(25,584)	$(34,501)
Net realized gain (loss)		(189,991)	275,682
Realized gain distributions		35,295	263,754
Net change in unrealized appreciation (depreciation)		(549,082)	(166,525)

Increase (decrease) in net assets from operations		(729,362)	338,410

Contract owner transactions:
Proceeds from units sold		746,332	802,036
Cost of units redeemed		(1,372,889)	(1,062,098)
Account charges		(2,289)	(3,267)
Increase (decrease)		(628,846)	(263,329)
Net increase (decrease)		(1,358,208)	75,081
Net assets, beginning		2,615,285	2,540,204
Net assets, ending		$1,257,077	$2,615,285

Units sold		104,432	103,295
Units redeemed		(217,377)	(130,847)
Net increase (decrease)		(112,945)	(27,552)
Units outstanding, beginning		306,495	334,047
Units outstanding, ending		193,550	306,495

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$21,832,514
Cost of units redeemed/account charges			(26,897,081)
Net investment income (loss)			(660,700)
Net realized gain (loss)			2,899,595
Realized gain distributions			4,282,441
Net change in unrealized appreciation (depreciation)			(199,692)
Net assets			$1,257,077

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$6.49	194	$1,257	1.25%	-23.9%	12/31/2022	$6.82	0	$0	1.00%	-23.7%	12/31/2022	$7.15	0	$0	0.75%	-23.5%
12/31/2021	8.53	306	2,615	1.25%	13.0%	12/31/2021	8.93	0	0	1.00%	13.3%	12/31/2021	9.35	0	0	0.75%	13.6%
12/31/2020	7.55	325	2,451	1.25%	22.0%	12/31/2020	7.88	0	0	1.00%	22.3%	12/31/2020	8.23	0	0	0.75%	22.6%
12/31/2019	6.19	453	2,805	1.25%	29.2%	12/31/2019	6.45	0	0	1.00%	29.5%	12/31/2019	6.72	0	0	0.75%	29.8%
12/31/2018	4.79	699	3,349	1.25%	-3.8%	12/31/2018	4.98	0	0	1.00%	-3.5%	12/31/2018	5.17	0	0	0.75%	-3.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$7.50	0	$0	0.50%	-23.3%	12/31/2022	$7.87	0	$0	0.25%	-23.1%	12/31/2022	$8.35	0	$0	0.00%	-22.9%
12/31/2021	9.78	0	0	0.50%	13.9%	12/31/2021	10.24	0	0	0.25%	14.1%	12/31/2021	10.83	0	0	0.00%	14.4%
12/31/2020	8.59	0	0	0.50%	22.9%	12/31/2020	8.97	0	0	0.25%	23.2%	12/31/2020	9.47	9	89	0.00%	23.5%
12/31/2019	6.99	0	0	0.50%	30.2%	12/31/2019	7.28	0	0	0.25%	30.5%	12/31/2019	7.67	32	247	0.00%	30.8%
12/31/2018	5.37	0	0	0.50%	-3.0%	12/31/2018	5.58	0	0	0.25%	-2.8%	12/31/2018	5.86	33	195	0.00%	-2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Mid-Cap Value Fund R Class - 06-785

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$292,878	$320,593	10,643
Receivables: investments sold	231
Payables: investments purchased	-
Net assets	$293,109

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$293,109	53,249	$5.50
Band 100	-	-	5.78
Band 75	-	-	6.06
Band 50	-	-	6.36
Band 25	-	-	6.67
Band 0	-	-	7.11
Total	$293,109	53,249

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,154
Mortality & expense charges			(4,069)
Net investment income (loss)			(2,915)

Gain (loss) on investments:
Net realized gain (loss)			8,222
Realized gain distributions			34,492
Net change in unrealized appreciation (depreciation)			(60,027)
Net gain (loss)			(17,313)

Increase (decrease) in net assets from operations			$(20,228)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,915)	$(3,691)
Net realized gain (loss)		8,222	44,838
Realized gain distributions		34,492	26,084
Net change in unrealized appreciation (depreciation)		(60,027)	11,773

Increase (decrease) in net assets from operations		(20,228)	79,004

Contract owner transactions:
Proceeds from units sold		81,885	112,261
Cost of units redeemed		(108,550)	(240,694)
Account charges		(59)	(494)
Increase (decrease)		(26,724)	(128,927)
Net increase (decrease)		(46,952)	(49,923)
Net assets, beginning		340,061	389,984
Net assets, ending		$293,109	$340,061

Units sold		15,920	20,269
Units redeemed		(20,817)	(43,709)
Net increase (decrease)		(4,897)	(23,440)
Units outstanding, beginning		58,146	81,586
Units outstanding, ending		53,249	58,146

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$7,184,311
Cost of units redeemed/account charges			(8,919,496)
Net investment income (loss)			(134,467)
Net realized gain (loss)			832,706
Realized gain distributions			1,357,770
Net change in unrealized appreciation (depreciation)			(27,715)
Net assets			$293,109

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$5.50	53	$293	1.25%	-5.9%	12/31/2022	$5.78	0	$0	1.00%	-5.6%	12/31/2022	$6.06	0	$0	0.75%	-5.4%
12/31/2021	5.85	58	340	1.25%	22.4%	12/31/2021	6.12	0	0	1.00%	22.7%	12/31/2021	6.41	0	0	0.75%	23.0%
12/31/2020	4.78	82	390	1.25%	8.0%	12/31/2020	4.99	0	0	1.00%	8.2%	12/31/2020	5.21	0	0	0.75%	8.5%
12/31/2019	4.43	83	369	1.25%	17.5%	12/31/2019	4.61	0	0	1.00%	17.8%	12/31/2019	4.80	0	0	0.75%	18.1%
12/31/2018	3.77	108	407	1.25%	-12.2%	12/31/2018	3.91	0	0	1.00%	-12.0%	12/31/2018	4.07	0	0	0.75%	-11.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$6.36	0	$0	0.50%	-5.2%	12/31/2022	$6.67	0	$0	0.25%	-4.9%	12/31/2022	$7.11	0	$0	0.00%	-4.7%
12/31/2021	6.71	0	0	0.50%	23.3%	12/31/2021	7.02	0	0	0.25%	23.6%	12/31/2021	7.46	0	0	0.00%	23.9%
12/31/2020	5.44	0	0	0.50%	8.8%	12/31/2020	5.68	0	0	0.25%	9.0%	12/31/2020	6.02	0	0	0.00%	9.3%
12/31/2019	5.00	0	0	0.50%	18.4%	12/31/2019	5.21	0	0	0.25%	18.7%	12/31/2019	5.51	34	188	0.00%	19.0%
12/31/2018	4.22	0	0	0.50%	-11.5%	12/31/2018	4.39	0	0	0.25%	-11.3%	12/31/2018	4.63	33	153	0.00%	-11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.4%
2021	0.4%
2020	0.5%
2019	0.9%
2018	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Mid-Cap Value Fund Advisor Class - 06-311

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$200,065	$209,794	7,053
Receivables: investments sold	-
Payables: investments purchased	(1,012)
Net assets	$199,053

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$199,053	78,930	$2.52
Band 100	-	-	2.62
Band 75	-	-	2.73
Band 50	-	-	2.84
Band 25	-	-	2.95
Band 0	-	-	3.07
Total	$199,053	78,930

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$953
Mortality & expense charges			(2,324)
Net investment income (loss)			(1,371)

Gain (loss) on investments:
Net realized gain (loss)			1,428
Realized gain distributions			23,022
Net change in unrealized appreciation (depreciation)			(33,447)
Net gain (loss)			(8,997)

Increase (decrease) in net assets from operations			$(10,368)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,371)	$(1,380)
Net realized gain (loss)		1,428	44,558
Realized gain distributions		23,022	14,071
Net change in unrealized appreciation (depreciation)		(33,447)	(2,450)

Increase (decrease) in net assets from operations		(10,368)	54,799

Contract owner transactions:
Proceeds from units sold		31,392	49,824
Cost of units redeemed		(9,146)	(199,768)
Account charges		(135)	(144)
Increase (decrease)		22,111	(150,088)
Net increase (decrease)		11,743	(95,289)
Net assets, beginning		187,310	282,599
Net assets, ending		$199,053	$187,310

Units sold		12,310	19,824
Units redeemed		(3,460)	(79,370)
Net increase (decrease)		8,850	(59,546)
Units outstanding, beginning		70,080	129,626
Units outstanding, ending		78,930	70,080

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$5,260,946
Cost of units redeemed/account charges			(6,685,451)
Net investment income (loss)			27,577
Net realized gain (loss)			464,375
Realized gain distributions			1,141,335
Net change in unrealized appreciation (depreciation)			(9,729)
Net assets			$199,053

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.52	79	$199	1.25%	-5.6%	12/31/2022	$2.62	0	$0	1.00%	-5.4%	12/31/2022	$2.73	0	$0	0.75%	-5.2%
12/31/2021	2.67	70	187	1.25%	22.6%	12/31/2021	2.77	0	0	1.00%	22.9%	12/31/2021	2.88	0	0	0.75%	23.2%
12/31/2020	2.18	130	283	1.25%	8.2%	12/31/2020	2.26	0	0	1.00%	8.5%	12/31/2020	2.33	0	0	0.75%	8.8%
12/31/2019	2.01	120	241	1.25%	17.8%	12/31/2019	2.08	0	0	1.00%	18.1%	12/31/2019	2.15	0	0	0.75%	18.4%
12/31/2018	1.71	300	513	1.25%	-12.0%	12/31/2018	1.76	0	0	1.00%	-11.8%	12/31/2018	1.81	0	0	0.75%	-11.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.84	0	$0	0.50%	-4.9%	12/31/2022	$2.95	0	$0	0.25%	-4.7%	12/31/2022	$3.07	0	$0	0.00%	-4.5%
12/31/2021	2.98	0	0	0.50%	23.5%	12/31/2021	3.09	0	0	0.25%	23.8%	12/31/2021	3.21	0	0	0.00%	24.1%
12/31/2020	2.41	0	0	0.50%	9.0%	12/31/2020	2.50	0	0	0.25%	9.3%	12/31/2020	2.58	0	0	0.00%	9.6%
12/31/2019	2.21	0	0	0.50%	18.7%	12/31/2019	2.29	0	0	0.25%	19.0%	12/31/2019	2.36	0	0	0.00%	19.3%
12/31/2018	1.87	0	0	0.50%	-11.3%	12/31/2018	1.92	0	0	0.25%	-11.1%	12/31/2018	1.98	0	0	0.00%	-10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.5%
2021	0.5%
2020	0.8%
2019	1.3%
2018	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2005 Fund R Class - 06-576

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$165,565	$198,413	15,934
Receivables: investments sold	6,207
Payables: investments purchased	-
Net assets	$171,772

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$171,772	122,984	$1.40
Band 100	-	-	1.43
Band 75	-	-	1.47
Band 50	-	-	1.51
Band 25	-	-	1.55
Band 0	-	-	1.59
Total	$171,772	122,984

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$3,910
Mortality & expense charges			(3,689)
Net investment income (loss)			221

Gain (loss) on investments:
Net realized gain (loss)			(18,730)
Realized gain distributions			10,783
Net change in unrealized appreciation (depreciation)			(47,292)
Net gain (loss)			(55,239)

Increase (decrease) in net assets from operations			$(55,018)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$221	$916
Net realized gain (loss)		(18,730)	1,555
Realized gain distributions		10,783	30,599
Net change in unrealized appreciation (depreciation)		(47,292)	(10,663)

Increase (decrease) in net assets from operations		(55,018)	22,407

Contract owner transactions:
Proceeds from units sold		42,939	37,282
Cost of units redeemed		(217,492)	(12,038)
Account charges		(546)	(663)
Increase (decrease)		(175,099)	24,581
Net increase (decrease)		(230,117)	46,988
Net assets, beginning		401,889	354,901
Net assets, ending		$171,772	$401,889

Units sold		29,546	24,138
Units redeemed		(150,900)	(8,859)
Net increase (decrease)		(121,354)	15,279
Units outstanding, beginning		244,338	229,059
Units outstanding, ending		122,984	244,338

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$3,773,699
Cost of units redeemed/account charges			(3,840,381)
Net investment income (loss)			24,221
Net realized gain (loss)			52,474
Realized gain distributions			194,607
Net change in unrealized appreciation (depreciation)			(32,848)
Net assets			$171,772

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.40	123	$172	1.25%	-15.1%	12/31/2022	$1.43	0	$0	1.00%	-14.9%	12/31/2022	$1.47	0	$0	0.75%	-14.7%
12/31/2021	1.64	244	402	1.25%	6.2%	12/31/2021	1.68	0	0	1.00%	6.4%	12/31/2021	1.73	0	0	0.75%	6.7%
12/31/2020	1.55	229	355	1.25%	9.3%	12/31/2020	1.58	0	0	1.00%	9.6%	12/31/2020	1.62	0	0	0.75%	9.8%
12/31/2019	1.42	287	408	1.25%	13.0%	12/31/2019	1.44	0	0	1.00%	13.3%	12/31/2019	1.47	0	0	0.75%	13.6%
12/31/2018	1.25	448	562	1.25%	-4.8%	12/31/2018	1.28	0	0	1.00%	-4.6%	12/31/2018	1.30	0	0	0.75%	-4.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.51	0	$0	0.50%	-14.4%	12/31/2022	$1.55	0	$0	0.25%	-14.2%	12/31/2022	$1.59	0	$0	0.00%	-14.0%
12/31/2021	1.77	0	0	0.50%	7.0%	12/31/2021	1.81	0	0	0.25%	7.2%	12/31/2021	1.85	0	0	0.00%	7.5%
12/31/2020	1.65	0	0	0.50%	10.1%	12/31/2020	1.69	0	0	0.25%	10.4%	12/31/2020	1.73	0	0	0.00%	10.7%
12/31/2019	1.50	0	0	0.50%	13.9%	12/31/2019	1.53	0	0	0.25%	14.2%	12/31/2019	1.56	0	0	0.00%	14.4%
12/31/2018	1.32	0	0	0.50%	-4.1%	12/31/2018	1.34	0	0	0.25%	-3.9%	12/31/2018	1.36	0	0	0.00%	-3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.4%
2021	1.5%
2020	1.2%
2019	1.4%
2018	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2005 Fund Advisor Class - 06-573

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$28,481	$32,389	2,674
Receivables: investments sold	77
Payables: investments purchased	-
Net assets	$28,558

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$28,558	19,924	$1.43
Band 100	-	-	1.47
Band 75	-	-	1.51
Band 50	-	-	1.55
Band 25	-	-	1.59
Band 0	-	-	1.64
Total	$28,558	19,924

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$750
Mortality & expense charges			(4,581)
Net investment income (loss)			(3,831)

Gain (loss) on investments:
Net realized gain (loss)			(70,503)
Realized gain distributions			1,858
Net change in unrealized appreciation (depreciation)			10,196
Net gain (loss)			(58,449)

Increase (decrease) in net assets from operations			$(62,280)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,831)	$1,786
Net realized gain (loss)		(70,503)	20,577
Realized gain distributions		1,858	35,301
Net change in unrealized appreciation (depreciation)		10,196	(23,071)

Increase (decrease) in net assets from operations		(62,280)	34,593

Contract owner transactions:
Proceeds from units sold		41,986	488,579
Cost of units redeemed		(413,557)	(220,327)
Account charges		(179)	(409)
Increase (decrease)		(371,750)	267,843
Net increase (decrease)		(434,030)	302,436
Net assets, beginning		462,588	160,152
Net assets, ending		$28,558	$462,588

Units sold		31,185	306,029
Units redeemed		(285,692)	(132,742)
Net increase (decrease)		(254,507)	173,287
Units outstanding, beginning		274,431	101,144
Units outstanding, ending		19,924	274,431

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$3,653,284
Cost of units redeemed/account charges			(3,853,898)
Net investment income (loss)			24,064
Net realized gain (loss)			48,539
Realized gain distributions			160,477
Net change in unrealized appreciation (depreciation)			(3,908)
Net assets			$28,558

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.43	20	$29	1.25%	-15.0%	12/31/2022	$1.47	0	$0	1.00%	-14.8%	12/31/2022	$1.51	0	$0	0.75%	-14.5%
12/31/2021	1.69	274	463	1.25%	6.5%	12/31/2021	1.73	0	0	1.00%	6.7%	12/31/2021	1.77	0	0	0.75%	7.0%
12/31/2020	1.58	101	160	1.25%	9.6%	12/31/2020	1.62	0	0	1.00%	9.9%	12/31/2020	1.65	0	0	0.75%	10.1%
12/31/2019	1.44	325	470	1.25%	13.3%	12/31/2019	1.47	0	0	1.00%	13.6%	12/31/2019	1.50	0	0	0.75%	13.9%
12/31/2018	1.28	759	968	1.25%	-4.6%	12/31/2018	1.30	0	0	1.00%	-4.4%	12/31/2018	1.32	0	0	0.75%	-4.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.55	0	$0	0.50%	-14.3%	12/31/2022	$1.59	0	$0	0.25%	-14.1%	12/31/2022	$1.64	0	$0	0.00%	-13.9%
12/31/2021	1.81	0	0	0.50%	7.3%	12/31/2021	1.86	0	0	0.25%	7.5%	12/31/2021	1.90	0	0	0.00%	7.8%
12/31/2020	1.69	0	0	0.50%	10.4%	12/31/2020	1.73	0	0	0.25%	10.7%	12/31/2020	1.76	0	0	0.00%	11.0%
12/31/2019	1.53	0	0	0.50%	14.1%	12/31/2019	1.56	0	0	0.25%	14.4%	12/31/2019	1.59	0	0	0.00%	14.7%
12/31/2018	1.34	0	0	0.50%	-3.9%	12/31/2018	1.36	0	0	0.25%	-3.7%	12/31/2018	1.39	0	0	0.00%	-3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.3%
2021	2.4%
2020	0.7%
2019	1.3%
2018	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2010 Fund R Class - 06-579

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$642,610	$786,216	48,349
Receivables: investments sold	444
Payables: investments purchased	-
Net assets	$643,054

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$643,054	436,039	$1.47
Band 100	-	-	1.51
Band 75	-	-	1.56
Band 50	-	-	1.60
Band 25	-	-	1.64
Band 0	-	-	1.68
Total	$643,054	436,039

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$14,344
Mortality & expense charges			(9,516)
Net investment income (loss)			4,828

Gain (loss) on investments:
Net realized gain (loss)			(86,149)
Realized gain distributions			51,062
Net change in unrealized appreciation (depreciation)			(124,321)
Net gain (loss)			(159,408)

Increase (decrease) in net assets from operations			$(154,580)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,828	$948
Net realized gain (loss)		(86,149)	17,690
Realized gain distributions		51,062	110,152
Net change in unrealized appreciation (depreciation)		(124,321)	(58,307)

Increase (decrease) in net assets from operations		(154,580)	70,483

Contract owner transactions:
Proceeds from units sold		258,362	158,829
Cost of units redeemed		(537,990)	(226,632)
Account charges		(2,051)	(2,285)
Increase (decrease)		(281,679)	(70,088)
Net increase (decrease)		(436,259)	395
Net assets, beginning		1,079,313	1,078,918
Net assets, ending		$643,054	$1,079,313

Units sold		187,497	92,538
Units redeemed		(369,926)	(134,817)
Net increase (decrease)		(182,429)	(42,279)
Units outstanding, beginning		618,468	660,747
Units outstanding, ending		436,039	618,468

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$9,072,172
Cost of units redeemed/account charges			(9,023,188)
Net investment income (loss)			63,230
Net realized gain (loss)			31,935
Realized gain distributions			642,511
Net change in unrealized appreciation (depreciation)			(143,606)
Net assets			$643,054

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.47	436	$643	1.25%	-15.5%	12/31/2022	$1.51	0	$0	1.00%	-15.3%	12/31/2022	$1.56	0	$0	0.75%	-15.1%
12/31/2021	1.75	618	1,079	1.25%	6.9%	12/31/2021	1.79	0	0	1.00%	7.1%	12/31/2021	1.83	0	0	0.75%	7.4%
12/31/2020	1.63	661	1,079	1.25%	10.0%	12/31/2020	1.67	0	0	1.00%	10.2%	12/31/2020	1.70	0	0	0.75%	10.5%
12/31/2019	1.48	817	1,214	1.25%	14.1%	12/31/2019	1.51	0	0	1.00%	14.4%	12/31/2019	1.54	0	0	0.75%	14.7%
12/31/2018	1.30	839	1,091	1.25%	-5.3%	12/31/2018	1.32	0	0	1.00%	-5.1%	12/31/2018	1.34	0	0	0.75%	-4.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.60	0	$0	0.50%	-14.9%	12/31/2022	$1.64	0	$0	0.25%	-14.6%	12/31/2022	$1.68	0	$0	0.00%	-14.4%
12/31/2021	1.88	0	0	0.50%	7.7%	12/31/2021	1.92	0	0	0.25%	7.9%	12/31/2021	1.97	0	0	0.00%	8.2%
12/31/2020	1.74	0	0	0.50%	10.8%	12/31/2020	1.78	0	0	0.25%	11.1%	12/31/2020	1.82	0	0	0.00%	11.3%
12/31/2019	1.57	0	0	0.50%	15.0%	12/31/2019	1.60	0	0	0.25%	15.3%	12/31/2019	1.63	0	0	0.00%	15.6%
12/31/2018	1.37	0	0	0.50%	-4.6%	12/31/2018	1.39	0	0	0.25%	-4.3%	12/31/2018	1.41	141	199	0.00%	-4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.7%
2021	1.3%
2020	1.2%
2019	1.7%
2018	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2010 Fund Advisor Class - 06-574

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$821,018	$1,042,550	61,156
Receivables: investments sold	313
Payables: investments purchased	-
Net assets	$821,331

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$821,331	542,107	$1.52
Band 100	-	-	1.56
Band 75	-	-	1.60
Band 50	-	-	1.64
Band 25	-	-	1.68
Band 0	-	-	1.73
Total	$821,331	542,107

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$20,454
Mortality & expense charges			(10,462)
Net investment income (loss)			9,992

Gain (loss) on investments:
Net realized gain (loss)			(13,501)
Realized gain distributions			64,795
Net change in unrealized appreciation (depreciation)			(205,057)
Net gain (loss)			(153,763)

Increase (decrease) in net assets from operations			$(143,771)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,992	$147
Net realized gain (loss)		(13,501)	36,883
Realized gain distributions		64,795	93,580
Net change in unrealized appreciation (depreciation)		(205,057)	(52,606)

Increase (decrease) in net assets from operations		(143,771)	78,004

Contract owner transactions:
Proceeds from units sold		119,040	79,482
Cost of units redeemed		(72,106)	(429,502)
Account charges		(430)	(558)
Increase (decrease)		46,504	(350,578)
Net increase (decrease)		(97,267)	(272,574)
Net assets, beginning		918,598	1,191,172
Net assets, ending		$821,331	$918,598

Units sold		75,554	45,539
Units redeemed		(47,309)	(245,636)
Net increase (decrease)		28,245	(200,097)
Units outstanding, beginning		513,862	713,959
Units outstanding, ending		542,107	513,862

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$9,786,185
Cost of units redeemed/account charges			(9,863,036)
Net investment income (loss)			107,892
Net realized gain (loss)			212,211
Realized gain distributions			799,611
Net change in unrealized appreciation (depreciation)			(221,532)
Net assets			$821,331

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.52	542	$821	1.25%	-15.2%	12/31/2022	$1.56	0	$0	1.00%	-15.0%	12/31/2022	$1.60	0	$0	0.75%	-14.8%
12/31/2021	1.79	514	919	1.25%	7.1%	12/31/2021	1.83	0	0	1.00%	7.4%	12/31/2021	1.88	0	0	0.75%	7.7%
12/31/2020	1.67	714	1,191	1.25%	10.2%	12/31/2020	1.70	0	0	1.00%	10.5%	12/31/2020	1.74	0	0	0.75%	10.8%
12/31/2019	1.51	1,393	2,108	1.25%	14.4%	12/31/2019	1.54	0	0	1.00%	14.7%	12/31/2019	1.57	0	0	0.75%	15.0%
12/31/2018	1.32	1,633	2,161	1.25%	-5.1%	12/31/2018	1.34	0	0	1.00%	-4.8%	12/31/2018	1.37	0	0	0.75%	-4.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.64	0	$0	0.50%	-14.6%	12/31/2022	$1.68	0	$0	0.25%	-14.4%	12/31/2022	$1.73	0	$0	0.00%	-14.2%
12/31/2021	1.92	0	0	0.50%	8.0%	12/31/2021	1.97	0	0	0.25%	8.2%	12/31/2021	2.02	0	0	0.00%	8.5%
12/31/2020	1.78	0	0	0.50%	11.1%	12/31/2020	1.82	0	0	0.25%	11.3%	12/31/2020	1.86	0	0	0.00%	11.6%
12/31/2019	1.60	0	0	0.50%	15.3%	12/31/2019	1.63	0	0	0.25%	15.6%	12/31/2019	1.66	0	0	0.00%	15.9%
12/31/2018	1.39	0	0	0.50%	-4.3%	12/31/2018	1.41	0	0	0.25%	-4.1%	12/31/2018	1.44	0	0	0.00%	-3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.4%
2021	1.4%
2020	1.0%
2019	1.9%
2018	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2015 Fund R Class - 06-776

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$960,901	$1,198,818	87,931
Receivables: investments sold	9,867
Payables: investments purchased	-
Net assets	$970,768

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$970,768	581,831	$1.67
Band 100	-	-	1.72
Band 75	-	-	1.77
Band 50	-	-	1.83
Band 25	-	-	1.88
Band 0	-	-	1.94
Total	$970,768	581,831

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$20,317
Mortality & expense charges			(17,880)
Net investment income (loss)			2,437

Gain (loss) on investments:
Net realized gain (loss)			(96,851)
Realized gain distributions			82,840
Net change in unrealized appreciation (depreciation)			(275,551)
Net gain (loss)			(289,562)

Increase (decrease) in net assets from operations			$(287,125)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,437	$(3,821)
Net realized gain (loss)		(96,851)	36,994
Realized gain distributions		82,840	172,454
Net change in unrealized appreciation (depreciation)		(275,551)	(50,914)

Increase (decrease) in net assets from operations		(287,125)	154,713

Contract owner transactions:
Proceeds from units sold		129,011	177,083
Cost of units redeemed		(875,307)	(334,056)
Account charges		(2,335)	(2,420)
Increase (decrease)		(748,631)	(159,393)
Net increase (decrease)		(1,035,756)	(4,680)
Net assets, beginning		2,006,524	2,011,204
Net assets, ending		$970,768	$2,006,524

Units sold		73,692	92,384
Units redeemed		(506,179)	(172,632)
Net increase (decrease)		(432,487)	(80,248)
Units outstanding, beginning		1,014,318	1,094,566
Units outstanding, ending		581,831	1,014,318

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$26,948,149
Cost of units redeemed/account charges			(29,222,842)
Net investment income (loss)			158,236
Net realized gain (loss)			1,284,439
Realized gain distributions			2,040,703
Net change in unrealized appreciation (depreciation)			(237,917)
Net assets			$970,768

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.67	582	$971	1.25%	-15.7%	12/31/2022	$1.72	0	$0	1.00%	-15.4%	12/31/2022	$1.77	0	$0	0.75%	-15.2%
12/31/2021	1.98	1,014	2,007	1.25%	7.7%	12/31/2021	2.03	0	0	1.00%	7.9%	12/31/2021	2.09	0	0	0.75%	8.2%
12/31/2020	1.84	1,095	2,011	1.25%	10.6%	12/31/2020	1.88	0	0	1.00%	10.9%	12/31/2020	1.93	0	0	0.75%	11.2%
12/31/2019	1.66	1,446	2,402	1.25%	15.4%	12/31/2019	1.70	0	0	1.00%	15.7%	12/31/2019	1.74	0	0	0.75%	16.0%
12/31/2018	1.44	1,954	2,812	1.25%	-5.9%	12/31/2018	1.47	0	0	1.00%	-5.7%	12/31/2018	1.50	0	0	0.75%	-5.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.83	0	$0	0.50%	-15.0%	12/31/2022	$1.88	0	$0	0.25%	-14.8%	12/31/2022	$1.94	0	$0	0.00%	-14.6%
12/31/2021	2.15	0	0	0.50%	8.5%	12/31/2021	2.21	0	0	0.25%	8.7%	12/31/2021	2.27	0	0	0.00%	9.0%
12/31/2020	1.98	0	0	0.50%	11.5%	12/31/2020	2.03	0	0	0.25%	11.7%	12/31/2020	2.09	0	0	0.00%	12.0%
12/31/2019	1.78	0	0	0.50%	16.2%	12/31/2019	1.82	0	0	0.25%	16.5%	12/31/2019	1.86	92	171	0.00%	16.8%
12/31/2018	1.53	0	0	0.50%	-5.2%	12/31/2018	1.56	0	0	0.25%	-4.9%	12/31/2018	1.59	151	241	0.00%	-4.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.4%
2021	1.1%
2020	1.0%
2019	1.6%
2018	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2015 Fund Advisor Class - 06-774

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,976,488	$2,482,325	176,834
Receivables: investments sold	2,289
Payables: investments purchased	-
Net assets	$1,978,777

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,978,777	1,151,709	$1.72
Band 100	-	-	1.77
Band 75	-	-	1.83
Band 50	-	-	1.88
Band 25	-	-	1.94
Band 0	-	-	2.00
Total	$1,978,777	1,151,709

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$46,511
Mortality & expense charges			(33,428)
Net investment income (loss)			13,083

Gain (loss) on investments:
Net realized gain (loss)			(152,787)
Realized gain distributions			169,015
Net change in unrealized appreciation (depreciation)			(570,395)
Net gain (loss)			(554,167)

Increase (decrease) in net assets from operations			$(541,084)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$13,083	$(9,307)
Net realized gain (loss)		(152,787)	208,585
Realized gain distributions		169,015	350,689
Net change in unrealized appreciation (depreciation)		(570,395)	(138,874)

Increase (decrease) in net assets from operations		(541,084)	411,093

Contract owner transactions:
Proceeds from units sold		145,428	283,706
Cost of units redeemed		(1,707,745)	(1,791,720)
Account charges		(767)	(2,472)
Increase (decrease)		(1,563,084)	(1,510,486)
Net increase (decrease)		(2,104,168)	(1,099,393)
Net assets, beginning		4,082,945	5,182,338
Net assets, ending		$1,978,777	$4,082,945

Units sold		81,282	142,856
Units redeemed		(936,825)	(886,117)
Net increase (decrease)		(855,543)	(743,261)
Units outstanding, beginning		2,007,252	2,750,513
Units outstanding, ending		1,151,709	2,007,252

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$33,449,190
Cost of units redeemed/account charges			(36,705,785)
Net investment income (loss)			389,291
Net realized gain (loss)			1,635,562
Realized gain distributions			3,716,356
Net change in unrealized appreciation (depreciation)			(505,837)
Net assets			$1,978,777

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.72	1,152	$1,979	1.25%	-15.5%	12/31/2022	$1.77	0	$0	1.00%	-15.3%	12/31/2022	$1.83	0	$0	0.75%	-15.1%
12/31/2021	2.03	2,007	4,083	1.25%	8.0%	12/31/2021	2.09	0	0	1.00%	8.2%	12/31/2021	2.15	0	0	0.75%	8.5%
12/31/2020	1.88	2,751	5,182	1.25%	10.9%	12/31/2020	1.93	0	0	1.00%	11.2%	12/31/2020	1.98	0	0	0.75%	11.5%
12/31/2019	1.70	5,637	9,574	1.25%	15.6%	12/31/2019	1.74	0	0	1.00%	15.9%	12/31/2019	1.78	0	0	0.75%	16.2%
12/31/2018	1.47	7,993	11,744	1.25%	-5.6%	12/31/2018	1.50	0	0	1.00%	-5.3%	12/31/2018	1.53	0	0	0.75%	-5.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.88	0	$0	0.50%	-14.9%	12/31/2022	$1.94	0	$0	0.25%	-14.7%	12/31/2022	$2.00	0	$0	0.00%	-14.5%
12/31/2021	2.21	0	0	0.50%	8.8%	12/31/2021	2.27	0	0	0.25%	9.0%	12/31/2021	2.34	0	0	0.00%	9.3%
12/31/2020	2.03	0	0	0.50%	11.8%	12/31/2020	2.09	0	0	0.25%	12.0%	12/31/2020	2.14	0	0	0.00%	12.3%
12/31/2019	1.82	0	0	0.50%	16.5%	12/31/2019	1.86	0	0	0.25%	16.8%	12/31/2019	1.90	0	0	0.00%	17.1%
12/31/2018	1.56	0	0	0.50%	-4.9%	12/31/2018	1.59	0	0	0.25%	-4.6%	12/31/2018	1.63	0	0	0.00%	-4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.5%
2021	1.2%
2020	1.0%
2019	1.6%
2018	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2020 Fund R Class - 06-778

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,153,920	$7,719,528	377,478
Receivables: investments sold	6,522
Payables: investments purchased	-
Net assets	$6,160,442

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,091,866	3,383,748	$1.80
Band 100	68,576	36,949	1.86
Band 75	-	-	1.91
Band 50	-	-	1.97
Band 25	-	-	2.03
Band 0	-	-	2.10
Total	$6,160,442	3,420,697

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$121,793
Mortality & expense charges			(99,123)
Net investment income (loss)			22,670

Gain (loss) on investments:
Net realized gain (loss)			(309,830)
Realized gain distributions			590,783
Net change in unrealized appreciation (depreciation)			(1,862,508)
Net gain (loss)			(1,581,555)

Increase (decrease) in net assets from operations			$(1,558,885)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$22,670	$(32,118)
Net realized gain (loss)		(309,830)	320,934
Realized gain distributions		590,783	1,041,257
Net change in unrealized appreciation (depreciation)		(1,862,508)	(424,168)

Increase (decrease) in net assets from operations		(1,558,885)	905,905

Contract owner transactions:
Proceeds from units sold		727,304	1,372,904
Cost of units redeemed		(3,199,504)	(2,521,669)
Account charges		(14,741)	(19,699)
Increase (decrease)		(2,486,941)	(1,168,464)
Net increase (decrease)		(4,045,826)	(262,559)
Net assets, beginning		10,206,268	10,468,827
Net assets, ending		$6,160,442	$10,206,268

Units sold		384,144	671,960
Units redeemed		(1,715,703)	(1,211,713)
Net increase (decrease)		(1,331,559)	(539,753)
Units outstanding, beginning		4,752,256	5,292,009
Units outstanding, ending		3,420,697	4,752,256

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$60,577,240
Cost of units redeemed/account charges			(63,316,925)
Net investment income (loss)			290,432
Net realized gain (loss)			3,668,007
Realized gain distributions			6,507,296
Net change in unrealized appreciation (depreciation)			(1,565,608)
Net assets			$6,160,442

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.80	3,384	$6,092	1.25%	-16.2%	12/31/2022	$1.86	37	$69	1.00%	-15.9%	12/31/2022	$1.91	0	$0	0.75%	-15.7%
12/31/2021	2.15	4,720	10,135	1.25%	8.6%	12/31/2021	2.21	32	71	1.00%	8.8%	12/31/2021	2.27	0	0	0.75%	9.1%
12/31/2020	1.98	5,267	10,417	1.25%	11.3%	12/31/2020	2.03	25	51	1.00%	11.5%	12/31/2020	2.08	0	0	0.75%	11.8%
12/31/2019	1.78	7,105	12,630	1.25%	17.3%	12/31/2019	1.82	17	32	1.00%	17.6%	12/31/2019	1.86	0	0	0.75%	17.9%
12/31/2018	1.52	9,373	14,208	1.25%	-6.6%	12/31/2018	1.55	17	26	1.00%	-6.4%	12/31/2018	1.58	0	0	0.75%	-6.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.97	0	$0	0.50%	-15.5%	12/31/2022	$2.03	0	$0	0.25%	-15.3%	12/31/2022	$2.10	0	$0	0.00%	-15.1%
12/31/2021	2.33	0	0	0.50%	9.4%	12/31/2021	2.40	0	0	0.25%	9.6%	12/31/2021	2.47	0	0	0.00%	9.9%
12/31/2020	2.13	0	0	0.50%	12.1%	12/31/2020	2.19	0	0	0.25%	12.4%	12/31/2020	2.25	0	0	0.00%	12.7%
12/31/2019	1.90	0	0	0.50%	18.2%	12/31/2019	1.95	0	0	0.25%	18.4%	12/31/2019	1.99	203	404	0.00%	18.7%
12/31/2018	1.61	0	0	0.50%	-5.9%	12/31/2018	1.65	0	0	0.25%	-5.7%	12/31/2018	1.68	441	740	0.00%	-5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.5%
2021	1.0%
2020	1.0%
2019	1.5%
2018	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2020 Fund Advisor Class - 06-777

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,860,872	$4,906,194	233,276
Receivables: investments sold	4,515
Payables: investments purchased	-
Net assets	$3,865,387

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,865,387	2,082,030	$1.86
Band 100	-	-	1.91
Band 75	-	-	1.97
Band 50	-	-	2.03
Band 25	-	-	2.10
Band 0	-	-	2.16
Total	$3,865,387	2,082,030

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$84,123
Mortality & expense charges			(69,574)
Net investment income (loss)			14,549

Gain (loss) on investments:
Net realized gain (loss)			(403,769)
Realized gain distributions			364,465
Net change in unrealized appreciation (depreciation)			(1,145,978)
Net gain (loss)			(1,185,282)

Increase (decrease) in net assets from operations			$(1,170,733)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$14,549	$(28,636)
Net realized gain (loss)		(403,769)	559,926
Realized gain distributions		364,465	806,841
Net change in unrealized appreciation (depreciation)		(1,145,978)	(440,100)

Increase (decrease) in net assets from operations		(1,170,733)	898,031

Contract owner transactions:
Proceeds from units sold		370,713	920,546
Cost of units redeemed		(3,082,911)	(4,596,338)
Account charges		(4,866)	(8,295)
Increase (decrease)		(2,717,064)	(3,684,087)
Net increase (decrease)		(3,887,797)	(2,786,056)
Net assets, beginning		7,753,184	10,539,240
Net assets, ending		$3,865,387	$7,753,184

Units sold		189,746	429,508
Units redeemed		(1,617,971)	(2,112,112)
Net increase (decrease)		(1,428,225)	(1,682,604)
Units outstanding, beginning		3,510,255	5,192,859
Units outstanding, ending		2,082,030	3,510,255

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$70,652,924
Cost of units redeemed/account charges			(76,550,145)
Net investment income (loss)			432,156
Net realized gain (loss)			3,557,700
Realized gain distributions			6,818,074
Net change in unrealized appreciation (depreciation)			(1,045,322)
Net assets			$3,865,387

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.86	2,082	$3,865	1.25%	-15.9%	12/31/2022	$1.91	0	$0	1.00%	-15.7%	12/31/2022	$1.97	0	$0	0.75%	-15.5%
12/31/2021	2.21	3,510	7,753	1.25%	8.8%	12/31/2021	2.27	0	0	1.00%	9.1%	12/31/2021	2.34	0	0	0.75%	9.4%
12/31/2020	2.03	5,193	10,539	1.25%	11.6%	12/31/2020	2.08	0	0	1.00%	11.8%	12/31/2020	2.14	0	0	0.75%	12.1%
12/31/2019	1.82	9,493	17,270	1.25%	17.6%	12/31/2019	1.86	0	0	1.00%	17.9%	12/31/2019	1.90	0	0	0.75%	18.2%
12/31/2018	1.55	18,642	28,845	1.25%	-6.4%	12/31/2018	1.58	0	0	1.00%	-6.2%	12/31/2018	1.61	0	0	0.75%	-5.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.03	0	$0	0.50%	-15.3%	12/31/2022	$2.10	0	$0	0.25%	-15.1%	12/31/2022	$2.16	0	$0	0.00%	-14.9%
12/31/2021	2.40	0	0	0.50%	9.6%	12/31/2021	2.47	0	0	0.25%	9.9%	12/31/2021	2.54	0	0	0.00%	10.2%
12/31/2020	2.19	0	0	0.50%	12.4%	12/31/2020	2.25	0	0	0.25%	12.7%	12/31/2020	2.30	0	0	0.00%	13.0%
12/31/2019	1.95	0	0	0.50%	18.5%	12/31/2019	1.99	0	0	0.25%	18.7%	12/31/2019	2.04	0	0	0.00%	19.0%
12/31/2018	1.65	0	0	0.50%	-5.7%	12/31/2018	1.68	0	0	0.25%	-5.4%	12/31/2018	1.71	0	0	0.00%	-5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.4%
2021	1.1%
2020	0.9%
2019	1.3%
2018	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2025 Fund R Class - 06-781

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,054,464	$7,160,748	424,724
Receivables: investments sold	10,597
Payables: investments purchased	-
Net assets	$6,065,061

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,065,061	3,145,385	$1.93
Band 100	-	-	1.99
Band 75	-	-	2.05
Band 50	-	-	2.11
Band 25	-	-	2.18
Band 0	-	-	2.25
Total	$6,065,061	3,145,385

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$101,081
Mortality & expense charges			(106,401)
Net investment income (loss)			(5,320)

Gain (loss) on investments:
Net realized gain (loss)			(10,569)
Realized gain distributions			570,796
Net change in unrealized appreciation (depreciation)			(2,445,783)
Net gain (loss)			(1,885,556)

Increase (decrease) in net assets from operations			$(1,890,876)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,320)	$(55,587)
Net realized gain (loss)		(10,569)	588,033
Realized gain distributions		570,796	1,062,098
Net change in unrealized appreciation (depreciation)		(2,445,783)	(428,948)

Increase (decrease) in net assets from operations		(1,890,876)	1,165,596

Contract owner transactions:
Proceeds from units sold		897,845	1,913,853
Cost of units redeemed		(5,124,432)	(3,011,132)
Account charges		(7,356)	(10,279)
Increase (decrease)		(4,233,943)	(1,107,558)
Net increase (decrease)		(6,124,819)	58,038
Net assets, beginning		12,189,880	12,131,842
Net assets, ending		$6,065,061	$12,189,880

Units sold		490,809	872,700
Units redeemed		(2,584,429)	(1,364,807)
Net increase (decrease)		(2,093,620)	(492,107)
Units outstanding, beginning		5,239,005	5,731,112
Units outstanding, ending		3,145,385	5,239,005

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$50,597,505
Cost of units redeemed/account charges			(52,363,049)
Net investment income (loss)			103,814
Net realized gain (loss)			3,807,942
Realized gain distributions			5,025,133
Net change in unrealized appreciation (depreciation)			(1,106,284)
Net assets			$6,065,061

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.93	3,145	$6,065	1.25%	-17.1%	12/31/2022	$1.99	0	$0	1.00%	-16.9%	12/31/2022	$2.05	0	$0	0.75%	-16.7%
12/31/2021	2.33	5,239	12,190	1.25%	9.9%	12/31/2021	2.39	0	0	1.00%	10.2%	12/31/2021	2.46	0	0	0.75%	10.5%
12/31/2020	2.12	5,731	12,132	1.25%	12.7%	12/31/2020	2.17	0	0	1.00%	13.0%	12/31/2020	2.23	0	0	0.75%	13.3%
12/31/2019	1.88	6,471	12,153	1.25%	18.9%	12/31/2019	1.92	0	0	1.00%	19.2%	12/31/2019	1.97	0	0	0.75%	19.5%
12/31/2018	1.58	7,818	12,347	1.25%	-7.3%	12/31/2018	1.61	0	0	1.00%	-7.1%	12/31/2018	1.65	0	0	0.75%	-6.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.11	0	$0	0.50%	-16.5%	12/31/2022	$2.18	0	$0	0.25%	-16.3%	12/31/2022	$2.25	0	$0	0.00%	-16.1%
12/31/2021	2.53	0	0	0.50%	10.7%	12/31/2021	2.60	0	0	0.25%	11.0%	12/31/2021	2.68	0	0	0.00%	11.3%
12/31/2020	2.28	0	0	0.50%	13.6%	12/31/2020	2.34	0	0	0.25%	13.8%	12/31/2020	2.40	0	0	0.00%	14.1%
12/31/2019	2.01	0	0	0.50%	19.8%	12/31/2019	2.06	0	0	0.25%	20.1%	12/31/2019	2.11	372	784	0.00%	20.4%
12/31/2018	1.68	0	0	0.50%	-6.6%	12/31/2018	1.71	0	0	0.25%	-6.4%	12/31/2018	1.75	907	1,586	0.00%	-6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.1%
2021	0.8%
2020	0.9%
2019	1.4%
2018	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2025 Fund Advisor Class - 06-779

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,215,779	$9,945,783	566,491
Receivables: investments sold	4,011
Payables: investments purchased	-
Net assets	$8,219,790

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,219,790	4,135,775	$1.99
Band 100	-	-	2.05
Band 75	-	-	2.11
Band 50	-	-	2.18
Band 25	-	-	2.24
Band 0	-	-	2.31
Total	$8,219,790	4,135,775

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$152,863
Mortality & expense charges			(136,888)
Net investment income (loss)			15,975

Gain (loss) on investments:
Net realized gain (loss)			(290,936)
Realized gain distributions			755,621
Net change in unrealized appreciation (depreciation)			(2,846,640)
Net gain (loss)			(2,381,955)

Increase (decrease) in net assets from operations			$(2,365,980)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$15,975	$(82,023)
Net realized gain (loss)		(290,936)	1,548,350
Realized gain distributions		755,621	1,252,735
Net change in unrealized appreciation (depreciation)		(2,846,640)	(840,117)

Increase (decrease) in net assets from operations		(2,365,980)	1,878,945

Contract owner transactions:
Proceeds from units sold		1,281,944	2,545,654
Cost of units redeemed		(5,184,189)	(8,086,570)
Account charges		(11,623)	(20,201)
Increase (decrease)		(3,913,868)	(5,561,117)
Net increase (decrease)		(6,279,848)	(3,682,172)
Net assets, beginning		14,499,638	18,181,810
Net assets, ending		$8,219,790	$14,499,638

Units sold		611,037	1,107,306
Units redeemed		(2,532,962)	(3,422,795)
Net increase (decrease)		(1,921,925)	(2,315,489)
Units outstanding, beginning		6,057,700	8,373,189
Units outstanding, ending		4,135,775	6,057,700

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$69,489,879
Cost of units redeemed/account charges			(72,410,103)
Net investment income (loss)			297,330
Net realized gain (loss)			5,685,491
Realized gain distributions			6,887,197
Net change in unrealized appreciation (depreciation)			(1,730,004)
Net assets			$8,219,790

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.99	4,136	$8,220	1.25%	-17.0%	12/31/2022	$2.05	0	$0	1.00%	-16.8%	12/31/2022	$2.11	0	$0	0.75%	-16.6%
12/31/2021	2.39	6,058	14,500	1.25%	10.2%	12/31/2021	2.46	0	0	1.00%	10.5%	12/31/2021	2.53	0	0	0.75%	10.8%
12/31/2020	2.17	8,373	18,182	1.25%	12.9%	12/31/2020	2.23	0	0	1.00%	13.2%	12/31/2020	2.28	0	0	0.75%	13.5%
12/31/2019	1.92	14,965	28,771	1.25%	19.2%	12/31/2019	1.97	0	0	1.00%	19.5%	12/31/2019	2.01	0	0	0.75%	19.8%
12/31/2018	1.61	18,214	29,386	1.25%	-7.0%	12/31/2018	1.65	0	0	1.00%	-6.8%	12/31/2018	1.68	0	0	0.75%	-6.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.18	0	$0	0.50%	-16.3%	12/31/2022	$2.24	0	$0	0.25%	-16.1%	12/31/2022	$2.31	0	$0	0.00%	-15.9%
12/31/2021	2.60	0	0	0.50%	11.1%	12/31/2021	2.68	0	0	0.25%	11.3%	12/31/2021	2.75	0	0	0.00%	11.6%
12/31/2020	2.34	0	0	0.50%	13.8%	12/31/2020	2.40	0	0	0.25%	14.1%	12/31/2020	2.47	0	0	0.00%	14.4%
12/31/2019	2.06	0	0	0.50%	20.1%	12/31/2019	2.11	0	0	0.25%	20.4%	12/31/2019	2.16	0	0	0.00%	20.7%
12/31/2018	1.72	0	0	0.50%	-6.3%	12/31/2018	1.75	0	0	0.25%	-6.1%	12/31/2018	1.79	0	0	0.00%	-5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.3%
2021	0.9%
2020	0.8%
2019	1.5%
2018	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2030 Fund R Class - 06-783

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,206,402	$8,374,689	338,906
Receivables: investments sold	15,703
Payables: investments purchased	-
Net assets	$7,222,105

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,222,105	3,531,055	$2.05
Band 100	-	-	2.11
Band 75	-	-	2.17
Band 50	-	-	2.24
Band 25	-	-	2.31
Band 0	-	-	2.38
Total	$7,222,105	3,531,055

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$92,523
Mortality & expense charges			(125,113)
Net investment income (loss)			(32,590)

Gain (loss) on investments:
Net realized gain (loss)			108,838
Realized gain distributions			665,432
Net change in unrealized appreciation (depreciation)			(3,106,429)
Net gain (loss)			(2,332,159)

Increase (decrease) in net assets from operations			$(2,364,749)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(32,590)	$(97,094)
Net realized gain (loss)		108,838	570,884
Realized gain distributions		665,432	1,072,573
Net change in unrealized appreciation (depreciation)		(3,106,429)	(46,041)

Increase (decrease) in net assets from operations		(2,364,749)	1,500,322

Contract owner transactions:
Proceeds from units sold		1,886,580	2,073,143
Cost of units redeemed		(6,063,952)	(2,685,548)
Account charges		(12,356)	(14,117)
Increase (decrease)		(4,189,728)	(626,522)
Net increase (decrease)		(6,554,477)	873,800
Net assets, beginning		13,776,582	12,902,782
Net assets, ending		$7,222,105	$13,776,582

Units sold		869,121	935,562
Units redeemed		(2,831,160)	(1,184,060)
Net increase (decrease)		(1,962,039)	(248,498)
Units outstanding, beginning		5,493,094	5,741,592
Units outstanding, ending		3,531,055	5,493,094

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$52,749,955
Cost of units redeemed/account charges			(54,253,551)
Net investment income (loss)			(184,037)
Net realized gain (loss)			4,068,387
Realized gain distributions			6,009,638
Net change in unrealized appreciation (depreciation)			(1,168,287)
Net assets			$7,222,105

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.05	3,531	$7,222	1.25%	-18.4%	12/31/2022	$2.11	0	$0	1.00%	-18.2%	12/31/2022	$2.17	0	$0	0.75%	-18.0%
12/31/2021	2.51	5,493	13,777	1.25%	11.6%	12/31/2021	2.58	0	0	1.00%	11.9%	12/31/2021	2.65	0	0	0.75%	12.2%
12/31/2020	2.25	5,742	12,903	1.25%	13.9%	12/31/2020	2.31	0	0	1.00%	14.2%	12/31/2020	2.36	0	0	0.75%	14.4%
12/31/2019	1.97	6,787	13,394	1.25%	20.4%	12/31/2019	2.02	0	0	1.00%	20.7%	12/31/2019	2.07	0	0	0.75%	21.0%
12/31/2018	1.64	7,931	13,002	1.25%	-7.9%	12/31/2018	1.67	0	0	1.00%	-7.7%	12/31/2018	1.71	0	0	0.75%	-7.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.24	0	$0	0.50%	-17.8%	12/31/2022	$2.31	0	$0	0.25%	-17.6%	12/31/2022	$2.38	0	$0	0.00%	-17.4%
12/31/2021	2.73	0	0	0.50%	12.4%	12/31/2021	2.80	0	0	0.25%	12.7%	12/31/2021	2.88	0	0	0.00%	13.0%
12/31/2020	2.43	0	0	0.50%	14.7%	12/31/2020	2.49	0	0	0.25%	15.0%	12/31/2020	2.55	0	0	0.00%	15.3%
12/31/2019	2.11	0	0	0.50%	21.3%	12/31/2019	2.16	0	0	0.25%	21.6%	12/31/2019	2.21	228	505	0.00%	21.9%
12/31/2018	1.74	0	0	0.50%	-7.2%	12/31/2018	1.78	0	0	0.25%	-7.0%	12/31/2018	1.82	373	678	0.00%	-6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.9%
2021	0.6%
2020	0.8%
2019	1.4%
2018	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2030 Fund Advisor Class - 06-782

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,594,420	$16,197,233	630,941
Receivables: investments sold	27,602
Payables: investments purchased	-
Net assets	$13,622,022

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,622,022	6,459,743	$2.11
Band 100	-	-	2.17
Band 75	-	-	2.24
Band 50	-	-	2.31
Band 25	-	-	2.38
Band 0	-	-	2.46
Total	$13,622,022	6,459,743

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$202,197
Mortality & expense charges			(210,656)
Net investment income (loss)			(8,459)

Gain (loss) on investments:
Net realized gain (loss)			(198,369)
Realized gain distributions			1,240,677
Net change in unrealized appreciation (depreciation)			(4,759,824)
Net gain (loss)			(3,717,516)

Increase (decrease) in net assets from operations			$(3,725,975)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(8,459)	$(126,914)
Net realized gain (loss)		(198,369)	1,380,309
Realized gain distributions		1,240,677	1,601,955
Net change in unrealized appreciation (depreciation)		(4,759,824)	(264,781)

Increase (decrease) in net assets from operations		(3,725,975)	2,590,569

Contract owner transactions:
Proceeds from units sold		1,977,205	4,674,051
Cost of units redeemed		(5,462,887)	(6,301,646)
Account charges		(12,919)	(18,645)
Increase (decrease)		(3,498,601)	(1,646,240)
Net increase (decrease)		(7,224,576)	944,329
Net assets, beginning		20,846,598	19,902,269
Net assets, ending		$13,622,022	$20,846,598

Units sold		878,905	1,918,919
Units redeemed		(2,500,921)	(2,467,731)
Net increase (decrease)		(1,622,016)	(548,812)
Units outstanding, beginning		8,081,759	8,630,571
Units outstanding, ending		6,459,743	8,081,759

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$71,619,508
Cost of units redeemed/account charges			(69,947,476)
Net investment income (loss)			(55,638)
Net realized gain (loss)			6,007,330
Realized gain distributions			8,601,111
Net change in unrealized appreciation (depreciation)			(2,602,813)
Net assets			$13,622,022

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.11	6,460	$13,622	1.25%	-18.2%	12/31/2022	$2.17	0	$0	1.00%	-18.0%	12/31/2022	$2.24	0	$0	0.75%	-17.8%
12/31/2021	2.58	8,082	20,847	1.25%	11.9%	12/31/2021	2.65	0	0	1.00%	12.1%	12/31/2021	2.73	0	0	0.75%	12.4%
12/31/2020	2.31	8,631	19,902	1.25%	14.2%	12/31/2020	2.37	0	0	1.00%	14.5%	12/31/2020	2.43	0	0	0.75%	14.7%
12/31/2019	2.02	11,978	24,193	1.25%	20.7%	12/31/2019	2.07	0	0	1.00%	21.0%	12/31/2019	2.11	0	0	0.75%	21.3%
12/31/2018	1.67	16,317	27,302	1.25%	-7.7%	12/31/2018	1.71	0	0	1.00%	-7.5%	12/31/2018	1.74	0	0	0.75%	-7.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.31	0	$0	0.50%	-17.6%	12/31/2022	$2.38	0	$0	0.25%	-17.4%	12/31/2022	$2.46	0	$0	0.00%	-17.2%
12/31/2021	2.80	0	0	0.50%	12.7%	12/31/2021	2.88	0	0	0.25%	13.0%	12/31/2021	2.97	0	0	0.00%	13.3%
12/31/2020	2.49	0	0	0.50%	15.0%	12/31/2020	2.55	0	0	0.25%	15.3%	12/31/2020	2.62	0	0	0.00%	15.6%
12/31/2019	2.16	0	0	0.50%	21.6%	12/31/2019	2.21	0	0	0.25%	21.9%	12/31/2019	2.27	0	0	0.00%	22.2%
12/31/2018	1.78	0	0	0.50%	-7.0%	12/31/2018	1.82	0	0	0.25%	-6.8%	12/31/2018	1.85	0	0	0.00%	-6.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.2%
2021	0.8%
2020	0.8%
2019	1.4%
2018	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2035 Fund R Class - 06-786

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,985,676	$7,665,571	409,532
Receivables: investments sold	-
Payables: investments purchased	(154,667)
Net assets	$6,831,009

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,831,009	3,197,246	$2.14
Band 100	-	-	2.20
Band 75	-	-	2.27
Band 50	-	-	2.34
Band 25	-	-	2.41
Band 0	-	-	2.49
Total	$6,831,009	3,197,246

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$65,280
Mortality & expense charges			(112,945)
Net investment income (loss)			(47,665)

Gain (loss) on investments:
Net realized gain (loss)			177,277
Realized gain distributions			530,000
Net change in unrealized appreciation (depreciation)			(2,910,873)
Net gain (loss)			(2,203,596)

Increase (decrease) in net assets from operations			$(2,251,261)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(47,665)	$(109,628)
Net realized gain (loss)		177,277	652,777
Realized gain distributions		530,000	683,876
Net change in unrealized appreciation (depreciation)		(2,910,873)	268,148

Increase (decrease) in net assets from operations		(2,251,261)	1,495,173

Contract owner transactions:
Proceeds from units sold		1,148,298	1,673,697
Cost of units redeemed		(3,964,208)	(2,667,518)
Account charges		(8,016)	(9,906)
Increase (decrease)		(2,823,926)	(1,003,727)
Net increase (decrease)		(5,075,187)	491,446
Net assets, beginning		11,906,196	11,414,750
Net assets, ending		$6,831,009	$11,906,196

Units sold		505,702	677,760
Units redeemed		(1,796,576)	(1,053,326)
Net increase (decrease)		(1,290,874)	(375,566)
Units outstanding, beginning		4,488,120	4,863,686
Units outstanding, ending		3,197,246	4,488,120

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$42,333,147
Cost of units redeemed/account charges			(43,712,550)
Net investment income (loss)			(238,173)
Net realized gain (loss)			4,251,058
Realized gain distributions			4,877,422
Net change in unrealized appreciation (depreciation)			(679,895)
Net assets			$6,831,009

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.14	3,197	$6,831	1.25%	-19.5%	12/31/2022	$2.20	0	$0	1.00%	-19.3%	12/31/2022	$2.27	0	$0	0.75%	-19.1%
12/31/2021	2.65	4,488	11,906	1.25%	13.0%	12/31/2021	2.73	0	0	1.00%	13.3%	12/31/2021	2.81	0	0	0.75%	13.6%
12/31/2020	2.35	4,864	11,415	1.25%	15.0%	12/31/2020	2.41	0	0	1.00%	15.3%	12/31/2020	2.47	0	0	0.75%	15.6%
12/31/2019	2.04	5,756	11,744	1.25%	21.6%	12/31/2019	2.09	0	0	1.00%	21.9%	12/31/2019	2.14	0	0	0.75%	22.2%
12/31/2018	1.68	5,944	9,972	1.25%	-8.6%	12/31/2018	1.71	0	0	1.00%	-8.3%	12/31/2018	1.75	0	0	0.75%	-8.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.34	0	$0	0.50%	-18.9%	12/31/2022	$2.41	0	$0	0.25%	-18.7%	12/31/2022	$2.49	0	$0	0.00%	-18.5%
12/31/2021	2.88	0	0	0.50%	13.9%	12/31/2021	2.97	0	0	0.25%	14.2%	12/31/2021	3.05	0	0	0.00%	14.5%
12/31/2020	2.53	0	0	0.50%	15.9%	12/31/2020	2.60	0	0	0.25%	16.2%	12/31/2020	2.67	0	0	0.00%	16.5%
12/31/2019	2.19	0	0	0.50%	22.5%	12/31/2019	2.24	0	0	0.25%	22.8%	12/31/2019	2.29	449	1,027	0.00%	23.1%
12/31/2018	1.78	0	0	0.50%	-7.9%	12/31/2018	1.82	0	0	0.25%	-7.6%	12/31/2018	1.86	821	1,526	0.00%	-7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.7%
2021	0.4%
2020	0.6%
2019	1.3%
2018	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2035 Fund Advisor Class - 06-784

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,107,597	$13,650,806	714,437
Receivables: investments sold	9,270
Payables: investments purchased	-
Net assets	$12,116,867

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,116,867	5,500,044	$2.20
Band 100	-	-	2.27
Band 75	-	-	2.34
Band 50	-	-	2.41
Band 25	-	-	2.49
Band 0	-	-	2.57
Total	$12,116,867	5,500,044

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$139,073
Mortality & expense charges			(197,328)
Net investment income (loss)			(58,255)

Gain (loss) on investments:
Net realized gain (loss)			83,569
Realized gain distributions			903,392
Net change in unrealized appreciation (depreciation)			(4,622,471)
Net gain (loss)			(3,635,510)

Increase (decrease) in net assets from operations			$(3,693,765)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(58,255)	$(127,000)
Net realized gain (loss)		83,569	752,965
Realized gain distributions		903,392	1,111,911
Net change in unrealized appreciation (depreciation)		(4,622,471)	673,329

Increase (decrease) in net assets from operations		(3,693,765)	2,411,205

Contract owner transactions:
Proceeds from units sold		1,977,489	4,350,439
Cost of units redeemed		(5,793,447)	(3,194,645)
Account charges		(15,332)	(20,306)
Increase (decrease)		(3,831,290)	1,135,488
Net increase (decrease)		(7,525,055)	3,546,693
Net assets, beginning		19,641,922	16,095,229
Net assets, ending		$12,116,867	$19,641,922

Units sold		892,416	1,711,705
Units redeemed		(2,590,514)	(1,200,789)
Net increase (decrease)		(1,698,098)	510,916
Units outstanding, beginning		7,198,142	6,687,226
Units outstanding, ending		5,500,044	7,198,142

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$57,678,695
Cost of units redeemed/account charges			(55,759,599)
Net investment income (loss)			(269,583)
Net realized gain (loss)			5,033,389
Realized gain distributions			6,977,174
Net change in unrealized appreciation (depreciation)			(1,543,209)
Net assets			$12,116,867

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.20	5,500	$12,117	1.25%	-19.3%	12/31/2022	$2.27	0	$0	1.00%	-19.1%	12/31/2022	$2.34	0	$0	0.75%	-18.9%
12/31/2021	2.73	7,198	19,642	1.25%	13.4%	12/31/2021	2.81	0	0	1.00%	13.7%	12/31/2021	2.89	0	0	0.75%	13.9%
12/31/2020	2.41	6,687	16,095	1.25%	15.3%	12/31/2020	2.47	0	0	1.00%	15.6%	12/31/2020	2.53	0	0	0.75%	15.9%
12/31/2019	2.09	10,013	20,902	1.25%	21.9%	12/31/2019	2.14	0	0	1.00%	22.2%	12/31/2019	2.19	0	0	0.75%	22.5%
12/31/2018	1.71	15,808	27,067	1.25%	-8.3%	12/31/2018	1.75	0	0	1.00%	-8.1%	12/31/2018	1.78	0	0	0.75%	-7.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.41	0	$0	0.50%	-18.7%	12/31/2022	$2.49	0	$0	0.25%	-18.5%	12/31/2022	$2.57	0	$0	0.00%	-18.3%
12/31/2021	2.97	0	0	0.50%	14.2%	12/31/2021	3.05	0	0	0.25%	14.5%	12/31/2021	3.14	0	0	0.00%	14.8%
12/31/2020	2.60	0	0	0.50%	16.2%	12/31/2020	2.66	0	0	0.25%	16.5%	12/31/2020	2.73	0	0	0.00%	16.8%
12/31/2019	2.24	0	0	0.50%	22.8%	12/31/2019	2.29	0	0	0.25%	23.1%	12/31/2019	2.34	0	0	0.00%	23.4%
12/31/2018	1.82	0	0	0.50%	-7.6%	12/31/2018	1.86	0	0	0.25%	-7.4%	12/31/2018	1.90	0	0	0.00%	-7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.9%
2021	0.6%
2020	0.7%
2019	1.2%
2018	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2040 Fund Advisor Class - 06-787

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,496,288	$7,503,551	269,409
Receivables: investments sold	4,558
Payables: investments purchased	-
Net assets	$6,500,846

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,500,846	2,855,214	$2.28
Band 100	-	-	2.35
Band 75	-	-	2.42
Band 50	-	-	2.49
Band 25	-	-	2.57
Band 0	-	-	2.65
Total	$6,500,846	2,855,214

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$72,511
Mortality & expense charges			(117,593)
Net investment income (loss)			(45,082)

Gain (loss) on investments:
Net realized gain (loss)			(50,828)
Realized gain distributions			445,994
Net change in unrealized appreciation (depreciation)			(2,740,947)
Net gain (loss)			(2,345,781)

Increase (decrease) in net assets from operations			$(2,390,863)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(45,082)	$(127,034)
Net realized gain (loss)		(50,828)	1,431,356
Realized gain distributions		445,994	820,746
Net change in unrealized appreciation (depreciation)		(2,740,947)	(86,773)

Increase (decrease) in net assets from operations		(2,390,863)	2,038,295

Contract owner transactions:
Proceeds from units sold		1,083,970	3,490,644
Cost of units redeemed		(4,601,117)	(5,617,429)
Account charges		(9,516)	(15,423)
Increase (decrease)		(3,526,663)	(2,142,208)
Net increase (decrease)		(5,917,526)	(103,913)
Net assets, beginning		12,418,372	12,522,285
Net assets, ending		$6,500,846	$12,418,372

Units sold		463,032	1,331,176
Units redeemed		(1,966,908)	(2,010,416)
Net increase (decrease)		(1,503,876)	(679,240)
Units outstanding, beginning		4,359,090	5,038,330
Units outstanding, ending		2,855,214	4,359,090

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$55,164,722
Cost of units redeemed/account charges			(59,246,542)
Net investment income (loss)			(438,714)
Net realized gain (loss)			5,719,624
Realized gain distributions			6,309,019
Net change in unrealized appreciation (depreciation)			(1,007,263)
Net assets			$6,500,846

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.28	2,855	$6,501	1.25%	-20.1%	12/31/2022	$2.35	0	$0	1.00%	-19.9%	12/31/2022	$2.42	0	$0	0.75%	-19.7%
12/31/2021	2.85	4,359	12,418	1.25%	14.6%	12/31/2021	2.93	0	0	1.00%	14.9%	12/31/2021	3.01	0	0	0.75%	15.2%
12/31/2020	2.49	5,038	12,522	1.25%	16.3%	12/31/2020	2.55	0	0	1.00%	16.6%	12/31/2020	2.62	0	0	0.75%	16.9%
12/31/2019	2.14	8,436	18,024	1.25%	22.8%	12/31/2019	2.19	0	0	1.00%	23.1%	12/31/2019	2.24	0	0	0.75%	23.4%
12/31/2018	1.74	12,746	22,174	1.25%	-8.7%	12/31/2018	1.78	0	0	1.00%	-8.4%	12/31/2018	1.81	0	0	0.75%	-8.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.49	0	$0	0.50%	-19.5%	12/31/2022	$2.57	0	$0	0.25%	-19.3%	12/31/2022	$2.65	0	$0	0.00%	-19.1%
12/31/2021	3.10	0	0	0.50%	15.5%	12/31/2021	3.19	0	0	0.25%	15.8%	12/31/2021	3.28	0	0	0.00%	16.1%
12/31/2020	2.68	0	0	0.50%	17.2%	12/31/2020	2.75	0	0	0.25%	17.5%	12/31/2020	2.82	0	0	0.00%	17.8%
12/31/2019	2.29	0	0	0.50%	23.7%	12/31/2019	2.34	0	0	0.25%	24.1%	12/31/2019	2.40	0	0	0.00%	24.4%
12/31/2018	1.85	0	0	0.50%	-8.0%	12/31/2018	1.89	0	0	0.25%	-7.7%	12/31/2018	1.93	0	0	0.00%	-7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.8%
2021	0.4%
2020	0.5%
2019	1.1%
2018	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2040 Fund R Class - 06-789

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,646,664	$6,258,210	236,840
Receivables: investments sold	6,719
Payables: investments purchased	-
Net assets	$5,653,383

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,653,383	2,560,225	$2.21
Band 100	-	-	2.28
Band 75	-	-	2.35
Band 50	-	-	2.42
Band 25	-	-	2.49
Band 0	-	-	2.57
Total	$5,653,383	2,560,225

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$51,872
Mortality & expense charges			(86,516)
Net investment income (loss)			(34,644)

Gain (loss) on investments:
Net realized gain (loss)			155,786
Realized gain distributions			390,395
Net change in unrealized appreciation (depreciation)			(2,362,941)
Net gain (loss)			(1,816,760)

Increase (decrease) in net assets from operations			$(1,851,404)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(34,644)	$(100,289)
Net realized gain (loss)		155,786	692,296
Realized gain distributions		390,395	660,999
Net change in unrealized appreciation (depreciation)		(2,362,941)	76,715

Increase (decrease) in net assets from operations		(1,851,404)	1,329,721

Contract owner transactions:
Proceeds from units sold		996,410	1,767,353
Cost of units redeemed		(3,206,296)	(2,866,116)
Account charges		(7,875)	(10,835)
Increase (decrease)		(2,217,761)	(1,109,598)
Net increase (decrease)		(4,069,165)	220,123
Net assets, beginning		9,722,548	9,502,425
Net assets, ending		$5,653,383	$9,722,548

Units sold		428,317	675,664
Units redeemed		(1,378,561)	(1,087,506)
Net increase (decrease)		(950,244)	(411,842)
Units outstanding, beginning		3,510,469	3,922,311
Units outstanding, ending		2,560,225	3,510,469

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$41,093,667
Cost of units redeemed/account charges			(43,265,948)
Net investment income (loss)			(257,054)
Net realized gain (loss)			3,990,594
Realized gain distributions			4,703,670
Net change in unrealized appreciation (depreciation)			(611,546)
Net assets			$5,653,383

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.21	2,560	$5,653	1.25%	-20.3%	12/31/2022	$2.28	0	$0	1.00%	-20.1%	12/31/2022	$2.35	0	$0	0.75%	-19.9%
12/31/2021	2.77	3,510	9,723	1.25%	14.3%	12/31/2021	2.85	0	0	1.00%	14.6%	12/31/2021	2.93	0	0	0.75%	14.9%
12/31/2020	2.42	3,922	9,502	1.25%	16.1%	12/31/2020	2.49	0	0	1.00%	16.4%	12/31/2020	2.55	0	0	0.75%	16.7%
12/31/2019	2.09	4,304	8,982	1.25%	22.5%	12/31/2019	2.14	0	0	1.00%	22.8%	12/31/2019	2.19	0	0	0.75%	23.1%
12/31/2018	1.70	5,018	8,550	1.25%	-8.9%	12/31/2018	1.74	0	0	1.00%	-8.7%	12/31/2018	1.77	0	0	0.75%	-8.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.42	0	$0	0.50%	-19.7%	12/31/2022	$2.49	0	$0	0.25%	-19.5%	12/31/2022	$2.57	0	$0	0.00%	-19.3%
12/31/2021	3.01	0	0	0.50%	15.2%	12/31/2021	3.10	0	0	0.25%	15.5%	12/31/2021	3.18	0	0	0.00%	15.8%
12/31/2020	2.61	0	0	0.50%	17.0%	12/31/2020	2.68	0	0	0.25%	17.2%	12/31/2020	2.75	0	0	0.00%	17.5%
12/31/2019	2.24	0	0	0.50%	23.4%	12/31/2019	2.29	0	0	0.25%	23.7%	12/31/2019	2.34	229	536	0.00%	24.0%
12/31/2018	1.81	0	0	0.50%	-8.2%	12/31/2018	1.85	0	0	0.25%	-8.0%	12/31/2018	1.89	1,375	2,595	0.00%	-7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.7%
2021	0.3%
2020	0.5%
2019	1.0%
2018	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2045 Fund R Class - 06-792

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,584,915	$4,982,520	272,779
Receivables: investments sold	5,968
Payables: investments purchased	-
Net assets	$4,590,883

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,590,883	2,046,257	$2.24
Band 100	-	-	2.31
Band 75	-	-	2.38
Band 50	-	-	2.46
Band 25	-	-	2.53
Band 0	-	-	2.61
Total	$4,590,883	2,046,257

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$32,187
Mortality & expense charges			(72,284)
Net investment income (loss)			(40,097)

Gain (loss) on investments:
Net realized gain (loss)			99,001
Realized gain distributions			285,950
Net change in unrealized appreciation (depreciation)			(1,900,712)
Net gain (loss)			(1,515,761)

Increase (decrease) in net assets from operations			$(1,555,858)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(40,097)	$(84,200)
Net realized gain (loss)		99,001	491,242
Realized gain distributions		285,950	459,152
Net change in unrealized appreciation (depreciation)		(1,900,712)	228,709

Increase (decrease) in net assets from operations		(1,555,858)	1,094,903

Contract owner transactions:
Proceeds from units sold		1,063,328	1,465,107
Cost of units redeemed		(2,636,308)	(2,026,935)
Account charges		(7,970)	(11,034)
Increase (decrease)		(1,580,950)	(572,862)
Net increase (decrease)		(3,136,808)	522,041
Net assets, beginning		7,727,691	7,205,650
Net assets, ending		$4,590,883	$7,727,691

Units sold		450,238	552,170
Units redeemed		(1,141,392)	(754,145)
Net increase (decrease)		(691,154)	(201,975)
Units outstanding, beginning		2,737,411	2,939,386
Units outstanding, ending		2,046,257	2,737,411

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$29,417,922
Cost of units redeemed/account charges			(29,512,932)
Net investment income (loss)			(303,586)
Net realized gain (loss)			2,397,412
Realized gain distributions			2,989,672
Net change in unrealized appreciation (depreciation)			(397,605)
Net assets			$4,590,883

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.24	2,046	$4,591	1.25%	-20.5%	12/31/2022	$2.31	0	$0	1.00%	-20.3%	12/31/2022	$2.38	0	$0	0.75%	-20.1%
12/31/2021	2.82	2,737	7,728	1.25%	15.2%	12/31/2021	2.90	0	0	1.00%	15.4%	12/31/2021	2.99	0	0	0.75%	15.7%
12/31/2020	2.45	2,939	7,206	1.25%	16.6%	12/31/2020	2.51	0	0	1.00%	16.9%	12/31/2020	2.58	0	0	0.75%	17.2%
12/31/2019	2.10	3,542	7,446	1.25%	23.2%	12/31/2019	2.15	0	0	1.00%	23.5%	12/31/2019	2.20	0	0	0.75%	23.8%
12/31/2018	1.71	3,803	6,492	1.25%	-9.2%	12/31/2018	1.74	0	0	1.00%	-8.9%	12/31/2018	1.78	0	0	0.75%	-8.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.46	0	$0	0.50%	-19.9%	12/31/2022	$2.53	0	$0	0.25%	-19.7%	12/31/2022	$2.61	0	$0	0.00%	-19.5%
12/31/2021	3.07	0	0	0.50%	16.0%	12/31/2021	3.16	0	0	0.25%	16.3%	12/31/2021	3.25	0	0	0.00%	16.6%
12/31/2020	2.65	0	0	0.50%	17.5%	12/31/2020	2.71	0	0	0.25%	17.8%	12/31/2020	2.78	0	0	0.00%	18.1%
12/31/2019	2.25	0	0	0.50%	24.1%	12/31/2019	2.30	0	0	0.25%	24.4%	12/31/2019	2.36	102	241	0.00%	24.7%
12/31/2018	1.82	0	0	0.50%	-8.5%	12/31/2018	1.85	0	0	0.25%	-8.3%	12/31/2018	1.89	292	552	0.00%	-8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.5%
2021	0.2%
2020	0.4%
2019	1.1%
2018	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2045 Fund Advisor Class - 06-791

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,917,577	$7,918,934	404,572
Receivables: investments sold	4,655
Payables: investments purchased	-
Net assets	$6,922,232

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,922,232	2,994,168	$2.31
Band 100	-	-	2.38
Band 75	-	-	2.46
Band 50	-	-	2.53
Band 25	-	-	2.61
Band 0	-	-	2.69
Total	$6,922,232	2,994,168

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$62,456
Mortality & expense charges			(110,273)
Net investment income (loss)			(47,817)

Gain (loss) on investments:
Net realized gain (loss)			(88,119)
Realized gain distributions			424,721
Net change in unrealized appreciation (depreciation)			(2,591,542)
Net gain (loss)			(2,254,940)

Increase (decrease) in net assets from operations			$(2,302,757)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(47,817)	$(119,856)
Net realized gain (loss)		(88,119)	1,475,690
Realized gain distributions		424,721	658,928
Net change in unrealized appreciation (depreciation)		(2,591,542)	(97,169)

Increase (decrease) in net assets from operations		(2,302,757)	1,917,593

Contract owner transactions:
Proceeds from units sold		1,696,881	3,717,466
Cost of units redeemed		(3,878,308)	(5,454,581)
Account charges		(12,560)	(15,410)
Increase (decrease)		(2,193,987)	(1,752,525)
Net increase (decrease)		(4,496,744)	165,068
Net assets, beginning		11,418,976	11,253,908
Net assets, ending		$6,922,232	$11,418,976

Units sold		704,628	1,426,220
Units redeemed		(1,645,564)	(1,970,028)
Net increase (decrease)		(940,936)	(543,808)
Units outstanding, beginning		3,935,104	4,478,912
Units outstanding, ending		2,994,168	3,935,104

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$45,102,411
Cost of units redeemed/account charges			(45,793,024)
Net investment income (loss)			(364,398)
Net realized gain (loss)			4,423,466
Realized gain distributions			4,555,134
Net change in unrealized appreciation (depreciation)			(1,001,357)
Net assets			$6,922,232

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.31	2,994	$6,922	1.25%	-20.3%	12/31/2022	$2.38	0	$0	1.00%	-20.1%	12/31/2022	$2.46	0	$0	0.75%	-19.9%
12/31/2021	2.90	3,935	11,419	1.25%	15.5%	12/31/2021	2.98	0	0	1.00%	15.8%	12/31/2021	3.07	0	0	0.75%	16.1%
12/31/2020	2.51	4,479	11,254	1.25%	16.9%	12/31/2020	2.58	0	0	1.00%	17.2%	12/31/2020	2.64	0	0	0.75%	17.5%
12/31/2019	2.15	7,375	15,857	1.25%	23.5%	12/31/2019	2.20	0	0	1.00%	23.8%	12/31/2019	2.25	0	0	0.75%	24.1%
12/31/2018	1.74	9,971	17,363	1.25%	-8.9%	12/31/2018	1.78	0	0	1.00%	-8.7%	12/31/2018	1.81	0	0	0.75%	-8.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.53	0	$0	0.50%	-19.7%	12/31/2022	$2.61	0	$0	0.25%	-19.5%	12/31/2022	$2.69	0	$0	0.00%	-19.3%
12/31/2021	3.16	0	0	0.50%	16.4%	12/31/2021	3.24	0	0	0.25%	16.6%	12/31/2021	3.34	0	0	0.00%	16.9%
12/31/2020	2.71	0	0	0.50%	17.7%	12/31/2020	2.78	0	0	0.25%	18.0%	12/31/2020	2.85	0	0	0.00%	18.3%
12/31/2019	2.30	0	0	0.50%	24.4%	12/31/2019	2.36	0	0	0.25%	24.7%	12/31/2019	2.41	0	0	0.00%	25.0%
12/31/2018	1.85	0	0	0.50%	-8.2%	12/31/2018	1.89	0	0	0.25%	-8.0%	12/31/2018	1.93	0	0	0.00%	-7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.7%
2021	0.4%
2020	0.5%
2019	1.1%
2018	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2050 Fund R Class - 06-794

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,393,410	$3,751,503	238,834
Receivables: investments sold	9,976
Payables: investments purchased	-
Net assets	$3,403,386

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,403,386	1,516,400	$2.24
Band 100	-	-	2.31
Band 75	-	-	2.39
Band 50	-	-	2.46
Band 25	-	-	2.53
Band 0	-	-	2.61
Total	$3,403,386	1,516,400

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$22,029
Mortality & expense charges			(58,599)
Net investment income (loss)			(36,570)

Gain (loss) on investments:
Net realized gain (loss)			140,472
Realized gain distributions			213,659
Net change in unrealized appreciation (depreciation)			(1,603,672)
Net gain (loss)			(1,249,541)

Increase (decrease) in net assets from operations			$(1,286,111)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(36,570)	$(69,291)
Net realized gain (loss)		140,472	404,922
Realized gain distributions		213,659	401,620
Net change in unrealized appreciation (depreciation)		(1,603,672)	201,240

Increase (decrease) in net assets from operations		(1,286,111)	938,491

Contract owner transactions:
Proceeds from units sold		791,429	1,458,442
Cost of units redeemed		(2,830,675)	(1,644,585)
Account charges		(8,612)	(9,821)
Increase (decrease)		(2,047,858)	(195,964)
Net increase (decrease)		(3,333,969)	742,527
Net assets, beginning		6,737,355	5,994,828
Net assets, ending		$3,403,386	$6,737,355

Units sold		343,253	550,749
Units redeemed		(1,211,663)	(614,093)
Net increase (decrease)		(868,410)	(63,344)
Units outstanding, beginning		2,384,810	2,448,154
Units outstanding, ending		1,516,400	2,384,810

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$25,961,789
Cost of units redeemed/account charges			(26,483,910)
Net investment income (loss)			(255,509)
Net realized gain (loss)			2,185,265
Realized gain distributions			2,353,844
Net change in unrealized appreciation (depreciation)			(358,093)
Net assets			$3,403,386

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.24	1,516	$3,403	1.25%	-20.6%	12/31/2022	$2.31	0	$0	1.00%	-20.4%	12/31/2022	$2.39	0	$0	0.75%	-20.2%
12/31/2021	2.83	2,385	6,737	1.25%	15.4%	12/31/2021	2.91	0	0	1.00%	15.7%	12/31/2021	2.99	0	0	0.75%	15.9%
12/31/2020	2.45	2,448	5,995	1.25%	16.6%	12/31/2020	2.51	0	0	1.00%	16.9%	12/31/2020	2.58	0	0	0.75%	17.2%
12/31/2019	2.10	2,786	5,852	1.25%	23.1%	12/31/2019	2.15	0	0	1.00%	23.4%	12/31/2019	2.20	0	0	0.75%	23.7%
12/31/2018	1.71	2,980	5,085	1.25%	-9.1%	12/31/2018	1.74	0	0	1.00%	-8.9%	12/31/2018	1.78	0	0	0.75%	-8.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.46	0	$0	0.50%	-20.0%	12/31/2022	$2.53	0	$0	0.25%	-19.8%	12/31/2022	$2.61	0	$0	0.00%	-19.6%
12/31/2021	3.07	0	0	0.50%	16.2%	12/31/2021	3.16	0	0	0.25%	16.5%	12/31/2021	3.25	0	0	0.00%	16.8%
12/31/2020	2.64	0	0	0.50%	17.4%	12/31/2020	2.71	0	0	0.25%	17.7%	12/31/2020	2.78	0	0	0.00%	18.0%
12/31/2019	2.25	0	0	0.50%	24.1%	12/31/2019	2.30	0	0	0.25%	24.4%	12/31/2019	2.36	88	208	0.00%	24.7%
12/31/2018	1.81	0	0	0.50%	-8.4%	12/31/2018	1.85	0	0	0.25%	-8.2%	12/31/2018	1.89	273	515	0.00%	-8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.4%
2021	0.2%
2020	0.5%
2019	1.0%
2018	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2050 Fund Advisor Class - 06-793

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,245,160	$7,060,468	433,136
Receivables: investments sold	4,993
Payables: investments purchased	-
Net assets	$6,250,153

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,250,153	2,702,980	$2.31
Band 100	-	-	2.38
Band 75	-	-	2.46
Band 50	-	-	2.53
Band 25	-	-	2.61
Band 0	-	-	2.69
Total	$6,250,153	2,702,980

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$52,215
Mortality & expense charges			(96,110)
Net investment income (loss)			(43,895)

Gain (loss) on investments:
Net realized gain (loss)			(17,386)
Realized gain distributions			387,107
Net change in unrealized appreciation (depreciation)			(2,266,797)
Net gain (loss)			(1,897,076)

Increase (decrease) in net assets from operations			$(1,940,971)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(43,895)	$(98,913)
Net realized gain (loss)		(17,386)	1,153,016
Realized gain distributions		387,107	569,312
Net change in unrealized appreciation (depreciation)		(2,266,797)	26,414

Increase (decrease) in net assets from operations		(1,940,971)	1,649,829

Contract owner transactions:
Proceeds from units sold		1,272,061	3,092,875
Cost of units redeemed		(2,728,505)	(4,453,742)
Account charges		(11,071)	(13,894)
Increase (decrease)		(1,467,515)	(1,374,761)
Net increase (decrease)		(3,408,486)	275,068
Net assets, beginning		9,658,639	9,383,571
Net assets, ending		$6,250,153	$9,658,639

Units sold		519,946	1,135,314
Units redeemed		(1,142,575)	(1,544,974)
Net increase (decrease)		(622,629)	(409,660)
Units outstanding, beginning		3,325,609	3,735,269
Units outstanding, ending		2,702,980	3,325,609

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$34,984,751
Cost of units redeemed/account charges			(34,686,646)
Net investment income (loss)			(301,157)
Net realized gain (loss)			3,636,412
Realized gain distributions			3,432,101
Net change in unrealized appreciation (depreciation)			(815,308)
Net assets			$6,250,153

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.31	2,703	$6,250	1.25%	-20.4%	12/31/2022	$2.38	0	$0	1.00%	-20.2%	12/31/2022	$2.46	0	$0	0.75%	-20.0%
12/31/2021	2.90	3,326	9,659	1.25%	15.6%	12/31/2021	2.99	0	0	1.00%	15.9%	12/31/2021	3.07	0	0	0.75%	16.2%
12/31/2020	2.51	3,735	9,384	1.25%	16.9%	12/31/2020	2.58	0	0	1.00%	17.2%	12/31/2020	2.64	0	0	0.75%	17.4%
12/31/2019	2.15	5,925	12,738	1.25%	23.5%	12/31/2019	2.20	0	0	1.00%	23.9%	12/31/2019	2.25	0	0	0.75%	24.2%
12/31/2018	1.74	7,232	12,584	1.25%	-9.0%	12/31/2018	1.78	0	0	1.00%	-8.8%	12/31/2018	1.81	0	0	0.75%	-8.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.53	0	$0	0.50%	-19.8%	12/31/2022	$2.61	0	$0	0.25%	-19.6%	12/31/2022	$2.69	0	$0	0.00%	-19.4%
12/31/2021	3.16	0	0	0.50%	16.5%	12/31/2021	3.25	0	0	0.25%	16.8%	12/31/2021	3.34	0	0	0.00%	17.1%
12/31/2020	2.71	0	0	0.50%	17.7%	12/31/2020	2.78	0	0	0.25%	18.0%	12/31/2020	2.85	0	0	0.00%	18.3%
12/31/2019	2.30	0	0	0.50%	24.5%	12/31/2019	2.36	0	0	0.25%	24.8%	12/31/2019	2.41	0	0	0.00%	25.1%
12/31/2018	1.85	0	0	0.50%	-8.3%	12/31/2018	1.89	0	0	0.25%	-8.1%	12/31/2018	1.93	0	0	0.00%	-7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.7%
2021	0.4%
2020	0.5%
2019	1.1%
2018	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2055 Fund R Class - 06-797

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,943,924	$2,117,099	130,428
Receivables: investments sold	4,673
Payables: investments purchased	-
Net assets	$1,948,597

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,948,597	870,120	$2.24
Band 100	-	-	2.31
Band 75	-	-	2.38
Band 50	-	-	2.45
Band 25	-	-	2.53
Band 0	-	-	2.61
Total	$1,948,597	870,120

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$12,173
Mortality & expense charges			(28,925)
Net investment income (loss)			(16,752)

Gain (loss) on investments:
Net realized gain (loss)			62,046
Realized gain distributions			107,573
Net change in unrealized appreciation (depreciation)			(759,368)
Net gain (loss)			(589,749)

Increase (decrease) in net assets from operations			$(606,501)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(16,752)	$(33,713)
Net realized gain (loss)		62,046	270,691
Realized gain distributions		107,573	152,705
Net change in unrealized appreciation (depreciation)		(759,368)	63,124

Increase (decrease) in net assets from operations		(606,501)	452,807

Contract owner transactions:
Proceeds from units sold		663,519	758,618
Cost of units redeemed		(1,180,207)	(1,123,990)
Account charges		(4,872)	(9,085)
Increase (decrease)		(521,560)	(374,457)
Net increase (decrease)		(1,128,061)	78,350
Net assets, beginning		3,076,658	2,998,308
Net assets, ending		$1,948,597	$3,076,658

Units sold		279,206	290,237
Units redeemed		(499,408)	(425,035)
Net increase (decrease)		(220,202)	(134,798)
Units outstanding, beginning		1,090,322	1,225,120
Units outstanding, ending		870,120	1,090,322

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$13,874,642
Cost of units redeemed/account charges			(13,551,917)
Net investment income (loss)			(108,712)
Net realized gain (loss)			937,103
Realized gain distributions			970,656
Net change in unrealized appreciation (depreciation)			(173,175)
Net assets			$1,948,597

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.24	870	$1,949	1.25%	-20.6%	12/31/2022	$2.31	0	$0	1.00%	-20.4%	12/31/2022	$2.38	0	$0	0.75%	-20.2%
12/31/2021	2.82	1,090	3,077	1.25%	15.3%	12/31/2021	2.90	0	0	1.00%	15.6%	12/31/2021	2.98	0	0	0.75%	15.9%
12/31/2020	2.45	1,225	2,998	1.25%	16.5%	12/31/2020	2.51	0	0	1.00%	16.8%	12/31/2020	2.58	0	0	0.75%	17.1%
12/31/2019	2.10	1,593	3,347	1.25%	23.1%	12/31/2019	2.15	0	0	1.00%	23.5%	12/31/2019	2.20	0	0	0.75%	23.8%
12/31/2018	1.71	1,784	3,044	1.25%	-9.3%	12/31/2018	1.74	0	0	1.00%	-9.0%	12/31/2018	1.78	0	0	0.75%	-8.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.45	0	$0	0.50%	-20.0%	12/31/2022	$2.53	0	$0	0.25%	-19.8%	12/31/2022	$2.61	0	$0	0.00%	-19.6%
12/31/2021	3.07	0	0	0.50%	16.2%	12/31/2021	3.16	0	0	0.25%	16.5%	12/31/2021	3.24	0	0	0.00%	16.7%
12/31/2020	2.64	0	0	0.50%	17.4%	12/31/2020	2.71	0	0	0.25%	17.7%	12/31/2020	2.78	0	0	0.00%	18.0%
12/31/2019	2.25	0	0	0.50%	24.1%	12/31/2019	2.30	0	0	0.25%	24.4%	12/31/2019	2.36	58	138	0.00%	24.7%
12/31/2018	1.81	0	0	0.50%	-8.6%	12/31/2018	1.85	0	0	0.25%	-8.3%	12/31/2018	1.89	152	288	0.00%	-8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.5%
2021	0.2%
2020	0.4%
2019	1.1%
2018	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2055 Fund Advisor Class - 06-796

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,002,901	$3,366,495	199,203
Receivables: investments sold	1,095
Payables: investments purchased	-
Net assets	$3,003,996

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,003,996	1,301,535	$2.31
Band 100	-	-	2.38
Band 75	-	-	2.45
Band 50	-	-	2.53
Band 25	-	-	2.61
Band 0	-	-	2.69
Total	$3,003,996	1,301,535

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$24,978
Mortality & expense charges			(47,819)
Net investment income (loss)			(22,841)

Gain (loss) on investments:
Net realized gain (loss)			19,965
Realized gain distributions			163,986
Net change in unrealized appreciation (depreciation)			(1,158,854)
Net gain (loss)			(974,903)

Increase (decrease) in net assets from operations			$(997,744)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(22,841)	$(49,670)
Net realized gain (loss)		19,965	562,831
Realized gain distributions		163,986	246,862
Net change in unrealized appreciation (depreciation)		(1,158,854)	77,796

Increase (decrease) in net assets from operations		(997,744)	837,819

Contract owner transactions:
Proceeds from units sold		1,043,563	1,645,440
Cost of units redeemed		(2,055,470)	(2,249,642)
Account charges		(10,281)	(12,615)
Increase (decrease)		(1,022,188)	(616,817)
Net increase (decrease)		(2,019,932)	221,002
Net assets, beginning		5,023,928	4,802,926
Net assets, ending		$3,003,996	$5,023,928

Units sold		434,361	604,049
Units redeemed		(864,408)	(785,837)
Net increase (decrease)		(430,047)	(181,788)
Units outstanding, beginning		1,731,582	1,913,370
Units outstanding, ending		1,301,535	1,731,582

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$20,410,164
Cost of units redeemed/account charges			(20,246,628)
Net investment income (loss)			(146,524)
Net realized gain (loss)			1,908,660
Realized gain distributions			1,441,918
Net change in unrealized appreciation (depreciation)			(363,594)
Net assets			$3,003,996

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.31	1,302	$3,004	1.25%	-20.4%	12/31/2022	$2.38	0	$0	1.00%	-20.3%	12/31/2022	$2.45	0	$0	0.75%	-20.1%
12/31/2021	2.90	1,732	5,024	1.25%	15.6%	12/31/2021	2.98	0	0	1.00%	15.9%	12/31/2021	3.07	0	0	0.75%	16.2%
12/31/2020	2.51	1,913	4,803	1.25%	16.8%	12/31/2020	2.57	0	0	1.00%	17.1%	12/31/2020	2.64	0	0	0.75%	17.3%
12/31/2019	2.15	3,118	6,704	1.25%	23.5%	12/31/2019	2.20	0	0	1.00%	23.9%	12/31/2019	2.25	0	0	0.75%	24.2%
12/31/2018	1.74	3,862	6,720	1.25%	-9.0%	12/31/2018	1.78	0	0	1.00%	-8.8%	12/31/2018	1.81	0	0	0.75%	-8.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.53	0	$0	0.50%	-19.9%	12/31/2022	$2.61	0	$0	0.25%	-19.7%	12/31/2022	$2.69	0	$0	0.00%	-19.4%
12/31/2021	3.15	0	0	0.50%	16.5%	12/31/2021	3.24	0	0	0.25%	16.7%	12/31/2021	3.34	0	0	0.00%	17.0%
12/31/2020	2.71	0	0	0.50%	17.6%	12/31/2020	2.78	0	0	0.25%	17.9%	12/31/2020	2.85	0	0	0.00%	18.2%
12/31/2019	2.30	0	0	0.50%	24.5%	12/31/2019	2.36	0	0	0.25%	24.8%	12/31/2019	2.41	0	0	0.00%	25.1%
12/31/2018	1.85	0	0	0.50%	-8.3%	12/31/2018	1.89	0	0	0.25%	-8.1%	12/31/2018	1.93	0	0	0.00%	-7.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.6%
2021	0.4%
2020	0.5%
2019	1.1%
2018	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement Balanced I Fund Advisor Class - 06-798

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$279,083	$341,688	23,349
Receivables: investments sold	-
Payables: investments purchased	(54)
Net assets	$279,029

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$279,029	189,239	$1.47
Band 100	-	-	1.52
Band 75	-	-	1.57
Band 50	-	-	1.62
Band 25	-	-	1.67
Band 0	-	-	1.72
Total	$279,029	189,239

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$9,249
Mortality & expense charges			(4,555)
Net investment income (loss)			4,694

Gain (loss) on investments:
Net realized gain (loss)			(36,590)
Realized gain distributions			18,279
Net change in unrealized appreciation (depreciation)			(44,061)
Net gain (loss)			(62,372)

Increase (decrease) in net assets from operations			$(57,678)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,694	$(907)
Net realized gain (loss)		(36,590)	81,901
Realized gain distributions		18,279	37,785
Net change in unrealized appreciation (depreciation)		(44,061)	(62,521)

Increase (decrease) in net assets from operations		(57,678)	56,258

Contract owner transactions:
Proceeds from units sold		134,368	298,476
Cost of units redeemed		(202,010)	(555,536)
Account charges		(418)	(808)
Increase (decrease)		(68,060)	(257,868)
Net increase (decrease)		(125,738)	(201,610)
Net assets, beginning		404,767	606,377
Net assets, ending		$279,029	$404,767

Units sold		86,584	181,470
Units redeemed		(132,382)	(322,372)
Net increase (decrease)		(45,798)	(140,902)
Units outstanding, beginning		235,037	375,939
Units outstanding, ending		189,239	235,037

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$6,873,428
Cost of units redeemed/account charges			(7,089,576)
Net investment income (loss)			17,716
Net realized gain (loss)			172,829
Realized gain distributions			367,237
Net change in unrealized appreciation (depreciation)			(62,605)
Net assets			$279,029

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.47	189	$279	1.25%	-14.4%	12/31/2022	$1.52	0	$0	1.00%	-14.2%	12/31/2022	$1.57	0	$0	0.75%	-14.0%
12/31/2021	1.72	235	405	1.25%	6.8%	12/31/2021	1.77	0	0	1.00%	7.0%	12/31/2021	1.82	0	0	0.75%	7.3%
12/31/2020	1.61	376	606	1.25%	9.8%	12/31/2020	1.65	0	0	1.00%	10.0%	12/31/2020	1.70	0	0	0.75%	10.3%
12/31/2019	1.47	297	437	1.25%	13.7%	12/31/2019	1.50	0	0	1.00%	14.0%	12/31/2019	1.54	0	0	0.75%	14.2%
12/31/2018	1.29	1,553	2,008	1.25%	-4.8%	12/31/2018	1.32	0	0	1.00%	-4.5%	12/31/2018	1.35	0	0	0.75%	-4.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.62	0	$0	0.50%	-13.7%	12/31/2022	$1.67	0	$0	0.25%	-13.5%	12/31/2022	$1.72	0	$0	0.00%	-13.3%
12/31/2021	1.87	0	0	0.50%	7.6%	12/31/2021	1.93	0	0	0.25%	7.8%	12/31/2021	1.98	0	0	0.00%	8.1%
12/31/2020	1.74	0	0	0.50%	10.6%	12/31/2020	1.79	0	0	0.25%	10.9%	12/31/2020	1.83	0	0	0.00%	11.1%
12/31/2019	1.57	0	0	0.50%	14.5%	12/31/2019	1.61	0	0	0.25%	14.8%	12/31/2019	1.65	0	0	0.00%	15.1%
12/31/2018	1.37	0	0	0.50%	-4.1%	12/31/2018	1.40	0	0	0.25%	-3.8%	12/31/2018	1.43	0	0	0.00%	-3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.7%
2021	1.7%
2020	1.2%
2019	1.9%
2018	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement Balanced I Fund R Class - 06-799

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,101,576	$1,360,573	92,551
Receivables: investments sold	3,487
Payables: investments purchased	-
Net assets	$1,105,063

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,105,063	772,525	$1.43
Band 100	-	-	1.47
Band 75	-	-	1.52
Band 50	-	-	1.57
Band 25	-	-	1.62
Band 0	-	-	1.67
Total	$1,105,063	772,525

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$28,671
Mortality & expense charges			(15,346)
Net investment income (loss)			13,325

Gain (loss) on investments:
Net realized gain (loss)			(26,103)
Realized gain distributions			72,643
Net change in unrealized appreciation (depreciation)			(260,133)
Net gain (loss)			(213,593)

Increase (decrease) in net assets from operations			$(200,268)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$13,325	$2,894
Net realized gain (loss)		(26,103)	18,809
Realized gain distributions		72,643	128,445
Net change in unrealized appreciation (depreciation)		(260,133)	(61,070)

Increase (decrease) in net assets from operations		(200,268)	89,078

Contract owner transactions:
Proceeds from units sold		118,709	107,200
Cost of units redeemed		(187,280)	(181,375)
Account charges		(2,368)	(2,591)
Increase (decrease)		(70,939)	(76,766)
Net increase (decrease)		(271,207)	12,312
Net assets, beginning		1,376,270	1,363,958
Net assets, ending		$1,105,063	$1,376,270

Units sold		81,098	65,360
Units redeemed		(130,211)	(111,128)
Net increase (decrease)		(49,113)	(45,768)
Units outstanding, beginning		821,638	867,406
Units outstanding, ending		772,525	821,638

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$8,553,854
Cost of units redeemed/account charges			(7,962,749)
Net investment income (loss)			2,152
Net realized gain (loss)			179,350
Realized gain distributions			591,453
Net change in unrealized appreciation (depreciation)			(258,997)
Net assets			$1,105,063

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.43	773	$1,105	1.25%	-14.6%	12/31/2022	$1.47	0	$0	1.00%	-14.4%	12/31/2022	$1.52	0	$0	0.75%	-14.2%
12/31/2021	1.68	822	1,376	1.25%	6.5%	12/31/2021	1.72	0	0	1.00%	6.8%	12/31/2021	1.77	0	0	0.75%	7.1%
12/31/2020	1.57	867	1,364	1.25%	9.5%	12/31/2020	1.61	0	0	1.00%	9.8%	12/31/2020	1.65	0	0	0.75%	10.1%
12/31/2019	1.44	909	1,306	1.25%	13.3%	12/31/2019	1.47	0	0	1.00%	13.6%	12/31/2019	1.50	0	0	0.75%	13.9%
12/31/2018	1.27	1,034	1,310	1.25%	-5.0%	12/31/2018	1.29	0	0	1.00%	-4.7%	12/31/2018	1.32	0	0	0.75%	-4.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.57	0	$0	0.50%	-14.0%	12/31/2022	$1.62	0	$0	0.25%	-13.7%	12/31/2022	$1.67	0	$0	0.00%	-13.5%
12/31/2021	1.82	0	0	0.50%	7.3%	12/31/2021	1.87	0	0	0.25%	7.6%	12/31/2021	1.93	0	0	0.00%	7.9%
12/31/2020	1.70	0	0	0.50%	10.3%	12/31/2020	1.74	0	0	0.25%	10.6%	12/31/2020	1.79	0	0	0.00%	10.9%
12/31/2019	1.54	0	0	0.50%	14.2%	12/31/2019	1.57	0	0	0.25%	14.5%	12/31/2019	1.61	14	22	0.00%	14.8%
12/31/2018	1.35	0	0	0.50%	-4.3%	12/31/2018	1.38	0	0	0.25%	-4.0%	12/31/2018	1.40	13	18	0.00%	-3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.3%
2021	1.5%
2020	0.9%
2019	1.5%
2018	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2060 Fund Advisor Class - 06-CMP

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,325,128	$1,513,126	105,624
Receivables: investments sold	-
Payables: investments purchased	(599)
Net assets	$1,324,529

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,324,529	848,569	$1.56
Band 100	-	-	1.59
Band 75	-	-	1.61
Band 50	-	-	1.64
Band 25	-	-	1.67
Band 0	-	-	1.70
Total	$1,324,529	848,569

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$12,681
Mortality & expense charges			(24,578)
Net investment income (loss)			(11,897)

Gain (loss) on investments:
Net realized gain (loss)			(71,864)
Realized gain distributions			55,760
Net change in unrealized appreciation (depreciation)			(480,081)
Net gain (loss)			(496,185)

Increase (decrease) in net assets from operations			$(508,082)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(11,897)	$(18,219)
Net realized gain (loss)		(71,864)	194,709
Realized gain distributions		55,760	89,083
Net change in unrealized appreciation (depreciation)		(480,081)	51,767

Increase (decrease) in net assets from operations		(508,082)	317,340

Contract owner transactions:
Proceeds from units sold		879,523	1,673,638
Cost of units redeemed		(1,658,044)	(919,050)
Account charges		(9,221)	(8,708)
Increase (decrease)		(787,742)	745,880
Net increase (decrease)		(1,295,824)	1,063,220
Net assets, beginning		2,620,353	1,557,133
Net assets, ending		$1,324,529	$2,620,353

Units sold		531,899	908,694
Units redeemed		(1,019,171)	(490,618)
Net increase (decrease)		(487,272)	418,076
Units outstanding, beginning		1,335,841	917,765
Units outstanding, ending		848,569	1,335,841

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$6,640,564
Cost of units redeemed/account charges			(5,730,406)
Net investment income (loss)			(41,165)
Net realized gain (loss)			387,650
Realized gain distributions			255,884
Net change in unrealized appreciation (depreciation)			(187,998)
Net assets			$1,324,529

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.56	849	$1,325	1.25%	-20.4%	12/31/2022	$1.59	0	$0	1.00%	-20.2%	12/31/2022	$1.61	0	$0	0.75%	-20.0%
12/31/2021	1.96	1,336	2,620	1.25%	15.6%	12/31/2021	1.99	0	0	1.00%	15.9%	12/31/2021	2.02	0	0	0.75%	16.2%
12/31/2020	1.70	918	1,557	1.25%	16.8%	12/31/2020	1.72	0	0	1.00%	17.1%	12/31/2020	1.74	0	0	0.75%	17.4%
12/31/2019	1.45	1,191	1,730	1.25%	23.5%	12/31/2019	1.47	0	0	1.00%	23.8%	12/31/2019	1.48	0	0	0.75%	24.1%
12/31/2018	1.18	845	995	1.25%	-9.0%	12/31/2018	1.18	0	0	1.00%	-8.8%	12/31/2018	1.19	0	0	0.75%	-8.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.64	0	$0	0.50%	-19.8%	12/31/2022	$1.67	0	$0	0.25%	-19.6%	12/31/2022	$1.70	0	$0	0.00%	-19.4%
12/31/2021	2.05	0	0	0.50%	16.5%	12/31/2021	2.08	0	0	0.25%	16.8%	12/31/2021	2.10	0	0	0.00%	17.1%
12/31/2020	1.76	0	0	0.50%	17.7%	12/31/2020	1.78	0	0	0.25%	18.0%	12/31/2020	1.80	0	0	0.00%	18.2%
12/31/2019	1.49	0	0	0.50%	24.4%	12/31/2019	1.51	0	0	0.25%	24.7%	12/31/2019	1.52	0	0	0.00%	25.0%
12/31/2018	1.20	0	0	0.50%	-8.3%	12/31/2018	1.21	0	0	0.25%	-8.1%	12/31/2018	1.22	0	0	0.00%	-7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.6%
2021	0.5%
2020	0.6%
2019	1.4%
2018	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2060 Fund R Class - 06-CMR

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,015,946	$1,149,637	81,881
Receivables: investments sold	1,842
Payables: investments purchased	-
Net assets	$1,017,788

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,017,788	663,318	$1.53
Band 100	-	-	1.56
Band 75	-	-	1.59
Band 50	-	-	1.61
Band 25	-	-	1.64
Band 0	-	-	1.67
Total	$1,017,788	663,318

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$7,667
Mortality & expense charges			(14,472)
Net investment income (loss)			(6,805)

Gain (loss) on investments:
Net realized gain (loss)			(16,201)
Realized gain distributions			43,523
Net change in unrealized appreciation (depreciation)			(314,224)
Net gain (loss)			(286,902)

Increase (decrease) in net assets from operations			$(293,707)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,805)	$(12,369)
Net realized gain (loss)		(16,201)	131,350
Realized gain distributions		43,523	46,444
Net change in unrealized appreciation (depreciation)		(314,224)	8,195

Increase (decrease) in net assets from operations		(293,707)	173,620

Contract owner transactions:
Proceeds from units sold		480,939	696,176
Cost of units redeemed		(526,396)	(596,176)
Account charges		(4,080)	(6,928)
Increase (decrease)		(49,537)	93,072
Net increase (decrease)		(343,244)	266,692
Net assets, beginning		1,361,032	1,094,340
Net assets, ending		$1,017,788	$1,361,032

Units sold		294,482	378,892
Units redeemed		(334,703)	(327,727)
Net increase (decrease)		(40,221)	51,165
Units outstanding, beginning		703,539	652,374
Units outstanding, ending		663,318	703,539

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,738,246
Cost of units redeemed/account charges			(1,841,427)
Net investment income (loss)			(23,115)
Net realized gain (loss)			137,958
Realized gain distributions			139,817
Net change in unrealized appreciation (depreciation)			(133,691)
Net assets			$1,017,788

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.53	663	$1,018	1.25%	-20.7%	12/31/2022	$1.56	0	$0	1.00%	-20.5%	12/31/2022	$1.59	0	$0	0.75%	-20.3%
12/31/2021	1.93	704	1,361	1.25%	15.3%	12/31/2021	1.96	0	0	1.00%	15.6%	12/31/2021	1.99	0	0	0.75%	15.9%
12/31/2020	1.68	652	1,094	1.25%	16.5%	12/31/2020	1.70	0	0	1.00%	16.8%	12/31/2020	1.72	0	0	0.75%	17.1%
12/31/2019	1.44	437	630	1.25%	23.2%	12/31/2019	1.45	0	0	1.00%	23.5%	12/31/2019	1.47	0	0	0.75%	23.8%
12/31/2018	1.17	228	267	1.25%	-9.2%	12/31/2018	1.18	0	0	1.00%	-9.0%	12/31/2018	1.18	0	0	0.75%	-8.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.61	0	$0	0.50%	-20.1%	12/31/2022	$1.64	0	$0	0.25%	-19.9%	12/31/2022	$1.67	0	$0	0.00%	-19.7%
12/31/2021	2.02	0	0	0.50%	16.2%	12/31/2021	2.05	0	0	0.25%	16.5%	12/31/2021	2.08	0	0	0.00%	16.8%
12/31/2020	1.74	0	0	0.50%	17.3%	12/31/2020	1.76	0	0	0.25%	17.6%	12/31/2020	1.78	0	0	0.00%	17.9%
12/31/2019	1.48	0	0	0.50%	24.1%	12/31/2019	1.49	0	0	0.25%	24.4%	12/31/2019	1.51	4	6	0.00%	24.7%
12/31/2018	1.19	0	0	0.50%	-8.5%	12/31/2018	1.20	0	0	0.25%	-8.3%	12/31/2018	1.21	20	24	0.00%	-8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.6%
2021	0.3%
2020	0.6%
2019	1.5%
2018	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price U.S. Treasury Long-Term Fund - 06-CMT (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.80
Band 100	-	-	0.82
Band 75	-	-	0.83
Band 50	-	-	0.84
Band 25	-	-	0.86
Band 0	-	-	0.87
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.80	0	$0	1.25%	-30.9%	12/31/2022	$0.82	0	$0	1.00%	-30.7%	12/31/2022	$0.83	0	$0	0.75%	-30.5%
12/31/2021	1.16	0	0	1.25%	-6.4%	12/31/2021	1.18	0	0	1.00%	-6.2%	12/31/2021	1.20	0	0	0.75%	-6.0%
12/31/2020	1.24	0	0	1.25%	16.8%	12/31/2020	1.26	0	0	1.00%	17.1%	12/31/2020	1.27	0	0	0.75%	17.4%
12/31/2019	1.06	0	0	1.25%	12.7%	12/31/2019	1.07	0	0	1.00%	13.0%	12/31/2019	1.08	0	0	0.75%	13.2%
12/31/2018	0.94	0	0	1.25%	-3.1%	12/31/2018	0.95	0	0	1.00%	-2.8%	12/31/2018	0.96	0	0	0.75%	-2.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.84	0	$0	0.50%	-30.4%	12/31/2022	$0.86	0	$0	0.25%	-30.2%	12/31/2022	$0.87	0	$0	0.00%	-30.0%
12/31/2021	1.21	0	0	0.50%	-5.7%	12/31/2021	1.23	0	0	0.25%	-5.5%	12/31/2021	1.25	0	0	0.00%	-5.2%
12/31/2020	1.29	0	0	0.50%	17.7%	12/31/2020	1.30	0	0	0.25%	18.0%	12/31/2020	1.32	0	0	0.00%	18.2%
12/31/2019	1.09	0	0	0.50%	13.5%	12/31/2019	1.10	0	0	0.25%	13.8%	12/31/2019	1.11	0	0	0.00%	14.1%
12/31/2018	0.96	0	0	0.50%	-2.4%	12/31/2018	0.97	0	0	0.25%	-2.1%	12/31/2018	0.98	0	0	0.00%	-1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Blue Chip Growth Fund I Class - 06-FFN

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$31,199,674	$45,089,291	300,184
Receivables: investments sold	-
Payables: investments purchased	(4,535)
Net assets	$31,195,139

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$31,195,139	19,179,187	$1.63
Band 100	-	-	1.65
Band 75	-	-	1.68
Band 50	-	-	1.70
Band 25	-	-	1.73
Band 0	-	-	1.75
Total	$31,195,139	19,179,187

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(758,822)
Net investment income (loss)			(758,822)

Gain (loss) on investments:
Net realized gain (loss)			(8,371,554)
Realized gain distributions			1,784,438
Net change in unrealized appreciation (depreciation)			(30,611,417)
Net gain (loss)			(37,198,533)

Increase (decrease) in net assets from operations			$(37,957,355)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(758,822)	$(1,306,115)
Net realized gain (loss)		(8,371,554)	5,222,029
Realized gain distributions		1,784,438	9,519,055
Net change in unrealized appreciation (depreciation)		(30,611,417)	1,568,712

Increase (decrease) in net assets from operations		(37,957,355)	15,003,681

Contract owner transactions:
Proceeds from units sold		8,459,632	55,606,747
Cost of units redeemed		(48,734,529)	(23,476,042)
Account charges		(24,947)	(36,883)
Increase (decrease)		(40,299,844)	32,093,822
Net increase (decrease)		(78,257,199)	47,097,503
Net assets, beginning		109,452,338	62,354,835
Net assets, ending		$31,195,139	$109,452,338

Units sold		4,521,427	23,329,234
Units redeemed		(26,205,338)	(9,559,311)
Net increase (decrease)		(21,683,911)	13,769,923
Units outstanding, beginning		40,863,098	27,093,175
Units outstanding, ending		19,179,187	40,863,098

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$136,498,662
Cost of units redeemed/account charges			(100,470,161)
Net investment income (loss)			(2,894,838)
Net realized gain (loss)			(330,749)
Realized gain distributions			12,281,842
Net change in unrealized appreciation (depreciation)			(13,889,617)
Net assets			$31,195,139

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.63	19,179	$31,195	1.25%	-39.3%	12/31/2022	$1.65	0	$0	1.00%	-39.1%	12/31/2022	$1.68	0	$0	0.75%	-39.0%
12/31/2021	2.68	40,863	109,452	1.25%	16.4%	12/31/2021	2.71	0	0	1.00%	16.7%	12/31/2021	2.75	0	0	0.75%	17.0%
12/31/2020	2.30	27,093	62,355	1.25%	33.2%	12/31/2020	2.32	0	0	1.00%	33.6%	12/31/2020	2.35	0	0	0.75%	33.9%
12/31/2019	1.73	21,569	37,261	1.25%	28.5%	12/31/2019	1.74	0	0	1.00%	28.8%	12/31/2019	1.75	0	0	0.75%	29.2%
12/31/2018	1.34	9,591	12,891	1.25%	0.9%	12/31/2018	1.35	0	0	1.00%	1.1%	12/31/2018	1.36	0	0	0.75%	1.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.70	0	$0	0.50%	-38.8%	12/31/2022	$1.73	0	$0	0.25%	-38.7%	12/31/2022	$1.75	0	$0	0.00%	-38.5%
12/31/2021	2.78	0	0	0.50%	17.3%	12/31/2021	2.82	0	0	0.25%	17.6%	12/31/2021	2.85	0	0	0.00%	17.8%
12/31/2020	2.37	0	0	0.50%	34.2%	12/31/2020	2.40	0	0	0.25%	34.6%	12/31/2020	2.42	0	0	0.00%	34.9%
12/31/2019	1.77	0	0	0.50%	29.5%	12/31/2019	1.78	0	0	0.25%	29.8%	12/31/2019	1.79	0	0	0.00%	30.1%
12/31/2018	1.37	0	0	0.50%	1.6%	12/31/2018	1.37	0	0	0.25%	1.9%	12/31/2018	1.38	0	0	0.00%	2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.3%
2018	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Equity Income Fund I Class - 06-FFP

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,957,863	$2,067,515	59,695
Receivables: investments sold	-
Payables: investments purchased	(8,209)
Net assets	$1,949,654

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,949,654	1,282,162	$1.52
Band 100	-	-	1.54
Band 75	-	-	1.57
Band 50	-	-	1.59
Band 25	-	-	1.62
Band 0	-	-	1.64
Total	$1,949,654	1,282,162

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$42,827
Mortality & expense charges			(23,708)
Net investment income (loss)			19,119

Gain (loss) on investments:
Net realized gain (loss)			7,806
Realized gain distributions			83,418
Net change in unrealized appreciation (depreciation)			(195,696)
Net gain (loss)			(104,472)

Increase (decrease) in net assets from operations			$(85,353)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$19,119	$11,416
Net realized gain (loss)		7,806	31,681
Realized gain distributions		83,418	120,363
Net change in unrealized appreciation (depreciation)		(195,696)	87,097

Increase (decrease) in net assets from operations		(85,353)	250,557

Contract owner transactions:
Proceeds from units sold		329,633	2,284,547
Cost of units redeemed		(136,863)	(865,553)
Account charges		(15)	(37)
Increase (decrease)		192,755	1,418,957
Net increase (decrease)		107,402	1,669,514
Net assets, beginning		1,842,252	172,738
Net assets, ending		$1,949,654	$1,842,252

Units sold		209,472	1,642,391
Units redeemed		(86,521)	(618,187)
Net increase (decrease)		122,951	1,024,204
Units outstanding, beginning		1,159,211	135,007
Units outstanding, ending		1,282,162	1,159,211

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,843,879
Cost of units redeemed/account charges			(1,063,178)
Net investment income (loss)			33,460
Net realized gain (loss)			33,749
Realized gain distributions			211,396
Net change in unrealized appreciation (depreciation)			(109,652)
Net assets			$1,949,654

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.52	1,282	$1,950	1.25%	-4.3%	12/31/2022	$1.54	0	$0	1.00%	-4.1%	12/31/2022	$1.57	0	$0	0.75%	-3.8%
12/31/2021	1.59	1,159	1,842	1.25%	24.2%	12/31/2021	1.61	0	0	1.00%	24.5%	12/31/2021	1.63	0	0	0.75%	24.8%
12/31/2020	1.28	135	173	1.25%	0.2%	12/31/2020	1.29	0	0	1.00%	0.4%	12/31/2020	1.31	0	0	0.75%	0.7%
12/31/2019	1.28	0	0	1.25%	25.1%	12/31/2019	1.29	0	0	1.00%	25.4%	12/31/2019	1.30	0	0	0.75%	25.7%
12/31/2018	1.02	24	24	1.25%	-10.3%	12/31/2018	1.03	0	0	1.00%	-10.1%	12/31/2018	1.03	0	0	0.75%	-9.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.59	0	$0	0.50%	-3.6%	12/31/2022	$1.62	0	$0	0.25%	-3.4%	12/31/2022	$1.64	0	$0	0.00%	-3.1%
12/31/2021	1.65	0	0	0.50%	25.1%	12/31/2021	1.67	0	0	0.25%	25.5%	12/31/2021	1.69	0	0	0.00%	25.8%
12/31/2020	1.32	0	0	0.50%	0.9%	12/31/2020	1.33	0	0	0.25%	1.2%	12/31/2020	1.35	0	0	0.00%	1.4%
12/31/2019	1.31	0	0	0.50%	26.1%	12/31/2019	1.32	0	0	0.25%	26.4%	12/31/2019	1.33	0	0	0.00%	26.7%
12/31/2018	1.04	0	0	0.50%	-9.7%	12/31/2018	1.04	0	0	0.25%	-9.4%	12/31/2018	1.05	0	0	0.00%	-9.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.3%
2021	3.0%
2020	4.2%
2019	7.2%
2018	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Growth Stock Fund I Class - 06-FFR

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,934,739	$15,361,548	193,592
Receivables: investments sold	13,781
Payables: investments purchased	-
Net assets	$11,948,520

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,948,520	7,573,057	$1.58
Band 100	-	-	1.60
Band 75	-	-	1.63
Band 50	-	-	1.65
Band 25	-	-	1.68
Band 0	-	-	1.70
Total	$11,948,520	7,573,057

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(168,864)
Net investment income (loss)			(168,864)

Gain (loss) on investments:
Net realized gain (loss)			(1,364,034)
Realized gain distributions			356,221
Net change in unrealized appreciation (depreciation)			(6,309,879)
Net gain (loss)			(7,317,692)

Increase (decrease) in net assets from operations			$(7,486,556)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(168,864)	$(170,767)
Net realized gain (loss)		(1,364,034)	472,687
Realized gain distributions		356,221	1,533,233
Net change in unrealized appreciation (depreciation)		(6,309,879)	238,022

Increase (decrease) in net assets from operations		(7,486,556)	2,073,175

Contract owner transactions:
Proceeds from units sold		8,723,510	7,405,872
Cost of units redeemed		(7,020,660)	(1,719,261)
Account charges		(15,218)	(10,761)
Increase (decrease)		1,687,632	5,675,850
Net increase (decrease)		(5,798,924)	7,749,025
Net assets, beginning		17,747,444	9,998,419
Net assets, ending		$11,948,520	$17,747,444

Units sold		4,836,270	2,893,721
Units redeemed		(3,922,714)	(687,145)
Net increase (decrease)		913,556	2,206,576
Units outstanding, beginning		6,659,501	4,452,925
Units outstanding, ending		7,573,057	6,659,501

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$25,446,472
Cost of units redeemed/account charges			(11,587,173)
Net investment income (loss)			(500,029)
Net realized gain (loss)			(683,122)
Realized gain distributions			2,699,181
Net change in unrealized appreciation (depreciation)			(3,426,809)
Net assets			$11,948,520

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.58	7,573	$11,949	1.25%	-40.8%	12/31/2022	$1.60	0	$0	1.00%	-40.6%	12/31/2022	$1.63	0	$0	0.75%	-40.5%
12/31/2021	2.66	6,660	17,747	1.25%	18.7%	12/31/2021	2.70	0	0	1.00%	19.0%	12/31/2021	2.73	0	0	0.75%	19.3%
12/31/2020	2.25	4,453	9,998	1.25%	35.4%	12/31/2020	2.27	0	0	1.00%	35.7%	12/31/2020	2.29	0	0	0.75%	36.1%
12/31/2019	1.66	3,746	6,212	1.25%	29.4%	12/31/2019	1.67	0	0	1.00%	29.7%	12/31/2019	1.68	0	0	0.75%	30.0%
12/31/2018	1.28	3,473	4,453	1.25%	-2.1%	12/31/2018	1.29	0	0	1.00%	-1.9%	12/31/2018	1.30	0	0	0.75%	-1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.65	0	$0	0.50%	-40.4%	12/31/2022	$1.68	0	$0	0.25%	-40.2%	12/31/2022	$1.70	0	$0	0.00%	-40.1%
12/31/2021	2.77	0	0	0.50%	19.6%	12/31/2021	2.80	0	0	0.25%	19.9%	12/31/2021	2.84	0	0	0.00%	20.2%
12/31/2020	2.31	0	0	0.50%	36.4%	12/31/2020	2.34	0	0	0.25%	36.7%	12/31/2020	2.36	0	0	0.00%	37.1%
12/31/2019	1.70	0	0	0.50%	30.3%	12/31/2019	1.71	0	0	0.25%	30.7%	12/31/2019	1.72	0	0	0.00%	31.0%
12/31/2018	1.30	0	0	0.50%	-1.4%	12/31/2018	1.31	0	0	0.25%	-1.1%	12/31/2018	1.32	0	0	0.00%	-0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.4%
2018	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price International Value Equity Fund I Class - 06-FFT

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,555,222	$1,520,499	112,606
Receivables: investments sold	-
Payables: investments purchased	(127)
Net assets	$1,555,095

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,555,095	1,323,127	$1.18
Band 100	-	-	1.19
Band 75	-	-	1.21
Band 50	-	-	1.23
Band 25	-	-	1.25
Band 0	-	-	1.27
Total	$1,555,095	1,323,127

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$48,968
Mortality & expense charges			(19,056)
Net investment income (loss)			29,912

Gain (loss) on investments:
Net realized gain (loss)			(3,396)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(195,603)
Net gain (loss)			(198,999)

Increase (decrease) in net assets from operations			$(169,087)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$29,912	$21,172
Net realized gain (loss)		(3,396)	49,322
Realized gain distributions		-	2,062
Net change in unrealized appreciation (depreciation)		(195,603)	96,016

Increase (decrease) in net assets from operations		(169,087)	168,572

Contract owner transactions:
Proceeds from units sold		223,036	243,185
Cost of units redeemed		(181,420)	(258,060)
Account charges		(295)	(227)
Increase (decrease)		41,321	(15,102)
Net increase (decrease)		(127,766)	153,470
Net assets, beginning		1,682,861	1,529,391
Net assets, ending		$1,555,095	$1,682,861

Units sold		197,181	272,189
Units redeemed		(171,197)	(289,735)
Net increase (decrease)		25,984	(17,546)
Units outstanding, beginning		1,297,143	1,314,689
Units outstanding, ending		1,323,127	1,297,143

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$4,521,600
Cost of units redeemed/account charges			(3,090,117)
Net investment income (loss)			118,645
Net realized gain (loss)			(31,818)
Realized gain distributions			2,062
Net change in unrealized appreciation (depreciation)			34,723
Net assets			$1,555,095

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.18	1,323	$1,555	1.25%	-9.4%	12/31/2022	$1.19	0	$0	1.00%	-9.2%	12/31/2022	$1.21	0	$0	0.75%	-9.0%
12/31/2021	1.30	1,297	1,683	1.25%	11.5%	12/31/2021	1.31	0	0	1.00%	11.8%	12/31/2021	1.33	0	0	0.75%	12.1%
12/31/2020	1.16	1,315	1,529	1.25%	0.7%	12/31/2020	1.18	0	0	1.00%	0.9%	12/31/2020	1.19	0	0	0.75%	1.2%
12/31/2019	1.16	1,994	2,305	1.25%	19.4%	12/31/2019	1.16	0	0	1.00%	19.7%	12/31/2019	1.17	0	0	0.75%	20.0%
12/31/2018	0.97	926	896	1.25%	-19.1%	12/31/2018	0.97	0	0	1.00%	-18.9%	12/31/2018	0.98	0	0	0.75%	-18.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.23	0	$0	0.50%	-8.7%	12/31/2022	$1.25	0	$0	0.25%	-8.5%	12/31/2022	$1.27	0	$0	0.00%	-8.3%
12/31/2021	1.35	0	0	0.50%	12.4%	12/31/2021	1.36	0	0	0.25%	12.6%	12/31/2021	1.38	0	0	0.00%	12.9%
12/31/2020	1.20	0	0	0.50%	1.4%	12/31/2020	1.21	0	0	0.25%	1.7%	12/31/2020	1.22	0	0	0.00%	1.9%
12/31/2019	1.18	0	0	0.50%	20.3%	12/31/2019	1.19	0	0	0.25%	20.6%	12/31/2019	1.20	0	0	0.00%	20.9%
12/31/2018	0.98	0	0	0.50%	-18.5%	12/31/2018	0.99	0	0	0.25%	-18.3%	12/31/2018	0.99	0	0	0.00%	-18.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.0%
2021	2.6%
2020	1.7%
2019	4.1%
2018	5.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Mid-Cap Growth Fund I Class - 06-FFV

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,251,006	$3,362,852	36,674
Receivables: investments sold	9,382
Payables: investments purchased	-
Net assets	$3,260,388

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,260,388	2,000,439	$1.63
Band 100	-	-	1.65
Band 75	-	-	1.68
Band 50	-	-	1.71
Band 25	-	-	1.73
Band 0	-	-	1.76
Total	$3,260,388	2,000,439

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(24,375)
Net investment income (loss)			(24,375)

Gain (loss) on investments:
Net realized gain (loss)			(88,493)
Realized gain distributions			60,484
Net change in unrealized appreciation (depreciation)			(462,273)
Net gain (loss)			(490,282)

Increase (decrease) in net assets from operations			$(514,657)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(24,375)	$(24,912)
Net realized gain (loss)		(88,493)	43,474
Realized gain distributions		60,484	204,469
Net change in unrealized appreciation (depreciation)		(462,273)	29,771

Increase (decrease) in net assets from operations		(514,657)	252,802

Contract owner transactions:
Proceeds from units sold		4,588,092	177,679
Cost of units redeemed		(2,906,486)	(202,592)
Account charges		(2,681)	(2,076)
Increase (decrease)		1,678,925	(26,989)
Net increase (decrease)		1,164,268	225,813
Net assets, beginning		2,096,120	1,870,307
Net assets, ending		$3,260,388	$2,096,120

Units sold		2,790,559	90,646
Units redeemed		(1,775,627)	(105,474)
Net increase (decrease)		1,014,932	(14,828)
Units outstanding, beginning		985,507	1,000,335
Units outstanding, ending		2,000,439	985,507

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$6,887,391
Cost of units redeemed/account charges			(3,891,167)
Net investment income (loss)			(82,528)
Net realized gain (loss)			(41,356)
Realized gain distributions			499,894
Net change in unrealized appreciation (depreciation)			(111,846)
Net assets			$3,260,388

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.63	2,000	$3,260	1.25%	-23.4%	12/31/2022	$1.65	0	$0	1.00%	-23.2%	12/31/2022	$1.68	0	$0	0.75%	-23.0%
12/31/2021	2.13	986	2,096	1.25%	13.8%	12/31/2021	2.15	0	0	1.00%	14.0%	12/31/2021	2.18	0	0	0.75%	14.3%
12/31/2020	1.87	1,000	1,870	1.25%	22.8%	12/31/2020	1.89	0	0	1.00%	23.1%	12/31/2020	1.91	0	0	0.75%	23.4%
12/31/2019	1.52	1,132	1,723	1.25%	30.0%	12/31/2019	1.53	0	0	1.00%	30.4%	12/31/2019	1.55	0	0	0.75%	30.7%
12/31/2018	1.17	781	915	1.25%	-3.1%	12/31/2018	1.18	0	0	1.00%	-2.9%	12/31/2018	1.18	0	0	0.75%	-2.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.71	0	$0	0.50%	-22.8%	12/31/2022	$1.73	0	$0	0.25%	-22.6%	12/31/2022	$1.76	0	$0	0.00%	-22.4%
12/31/2021	2.21	0	0	0.50%	14.6%	12/31/2021	2.24	0	0	0.25%	14.9%	12/31/2021	2.27	0	0	0.00%	15.2%
12/31/2020	1.93	0	0	0.50%	23.7%	12/31/2020	1.95	0	0	0.25%	24.0%	12/31/2020	1.97	0	0	0.00%	24.3%
12/31/2019	1.56	0	0	0.50%	31.0%	12/31/2019	1.57	0	0	0.25%	31.4%	12/31/2019	1.58	0	0	0.00%	31.7%
12/31/2018	1.19	0	0	0.50%	-2.4%	12/31/2018	1.20	0	0	0.25%	-2.2%	12/31/2018	1.20	0	0	0.00%	-1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.3%
2018	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Mid-Cap Value Fund I Class - 06-FFW

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,993,361	$2,277,783	70,564
Receivables: investments sold	3,600
Payables: investments purchased	-
Net assets	$1,996,961

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,996,961	1,392,180	$1.43
Band 100	-	-	1.46
Band 75	-	-	1.48
Band 50	-	-	1.50
Band 25	-	-	1.52
Band 0	-	-	1.55
Total	$1,996,961	1,392,180

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$38,783
Mortality & expense charges			(7,647)
Net investment income (loss)			31,136

Gain (loss) on investments:
Net realized gain (loss)			(238,257)
Realized gain distributions			425,877
Net change in unrealized appreciation (depreciation)			(322,012)
Net gain (loss)			(134,392)

Increase (decrease) in net assets from operations			$(103,256)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$31,136	$318
Net realized gain (loss)		(238,257)	918
Realized gain distributions		425,877	26,454
Net change in unrealized appreciation (depreciation)		(322,012)	22,436

Increase (decrease) in net assets from operations		(103,256)	50,126

Contract owner transactions:
Proceeds from units sold		3,003,165	94,547
Cost of units redeemed		(1,257,109)	(1,785)
Account charges		(717)	(61)
Increase (decrease)		1,745,339	92,701
Net increase (decrease)		1,642,083	142,827
Net assets, beginning		354,878	212,051
Net assets, ending		$1,996,961	$354,878

Units sold		7,970,570	63,222
Units redeemed		(6,812,746)	(1,307)
Net increase (decrease)		1,157,824	61,915
Units outstanding, beginning		234,356	172,441
Units outstanding, ending		1,392,180	234,356

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$3,289,027
Cost of units redeemed/account charges			(1,259,705)
Net investment income (loss)			31,600
Net realized gain (loss)			(237,482)
Realized gain distributions			457,943
Net change in unrealized appreciation (depreciation)			(284,422)
Net assets			$1,996,961

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.43	1,392	$1,997	1.25%	-5.3%	12/31/2022	$1.46	0	$0	1.00%	-5.0%	12/31/2022	$1.48	0	$0	0.75%	-4.8%
12/31/2021	1.51	234	355	1.25%	23.1%	12/31/2021	1.53	0	0	1.00%	23.4%	12/31/2021	1.55	0	0	0.75%	23.8%
12/31/2020	1.23	172	212	1.25%	8.7%	12/31/2020	1.24	0	0	1.00%	8.9%	12/31/2020	1.25	0	0	0.75%	9.2%
12/31/2019	1.13	151	171	1.25%	18.3%	12/31/2019	1.14	0	0	1.00%	18.6%	12/31/2019	1.15	0	0	0.75%	18.9%
12/31/2018	0.96	0	0	1.25%	-11.6%	12/31/2018	0.96	0	0	1.00%	-11.4%	12/31/2018	0.97	0	0	0.75%	-11.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.50	0	$0	0.50%	-4.6%	12/31/2022	$1.52	0	$0	0.25%	-4.3%	12/31/2022	$1.55	0	$0	0.00%	-4.1%
12/31/2021	1.57	0	0	0.50%	24.1%	12/31/2021	1.59	0	0	0.25%	24.4%	12/31/2021	1.61	0	0	0.00%	24.7%
12/31/2020	1.27	0	0	0.50%	9.5%	12/31/2020	1.28	0	0	0.25%	9.8%	12/31/2020	1.29	0	0	0.00%	10.0%
12/31/2019	1.16	0	0	0.50%	19.1%	12/31/2019	1.17	0	0	0.25%	19.4%	12/31/2019	1.18	0	0	0.00%	19.7%
12/31/2018	0.97	0	0	0.50%	-10.9%	12/31/2018	0.98	0	0	0.25%	-10.7%	12/31/2018	0.98	0	0	0.00%	-10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.3%
2021	1.3%
2020	1.2%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement Balanced I Fund I Class - 06-FFX

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$696,437	$782,484	66,276
Receivables: investments sold	125
Payables: investments purchased	-
Net assets	$696,562

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$696,562	578,322	$1.20
Band 100	-	-	1.22
Band 75	-	-	1.24
Band 50	-	-	1.26
Band 25	-	-	1.28
Band 0	-	-	1.30
Total	$696,562	578,322

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$25,348
Mortality & expense charges			(12,071)
Net investment income (loss)			13,277

Gain (loss) on investments:
Net realized gain (loss)			(21,160)
Realized gain distributions			27,963
Net change in unrealized appreciation (depreciation)			(184,905)
Net gain (loss)			(178,102)

Increase (decrease) in net assets from operations			$(164,825)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$13,277	$10,135
Net realized gain (loss)		(21,160)	20,521
Realized gain distributions		27,963	36,085
Net change in unrealized appreciation (depreciation)		(184,905)	14,885

Increase (decrease) in net assets from operations		(164,825)	81,626

Contract owner transactions:
Proceeds from units sold		138,096	125,204
Cost of units redeemed		(434,104)	(186,902)
Account charges		(436)	(94)
Increase (decrease)		(296,444)	(61,792)
Net increase (decrease)		(461,269)	19,834
Net assets, beginning		1,157,831	1,137,997
Net assets, ending		$696,562	$1,157,831

Units sold		109,353	94,740
Units redeemed		(357,383)	(138,674)
Net increase (decrease)		(248,030)	(43,934)
Units outstanding, beginning		826,352	870,286
Units outstanding, ending		578,322	826,352

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,481,445
Cost of units redeemed/account charges			(1,862,925)
Net investment income (loss)			37,403
Net realized gain (loss)			11,478
Realized gain distributions			115,208
Net change in unrealized appreciation (depreciation)			(86,047)
Net assets			$696,562

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.20	578	$697	1.25%	-14.0%	12/31/2022	$1.22	0	$0	1.00%	-13.8%	12/31/2022	$1.24	0	$0	0.75%	-13.6%
12/31/2021	1.40	826	1,158	1.25%	7.2%	12/31/2021	1.42	0	0	1.00%	7.4%	12/31/2021	1.44	0	0	0.75%	7.7%
12/31/2020	1.31	870	1,138	1.25%	10.3%	12/31/2020	1.32	0	0	1.00%	10.5%	12/31/2020	1.33	0	0	0.75%	10.8%
12/31/2019	1.19	1,344	1,594	1.25%	14.0%	12/31/2019	1.19	0	0	1.00%	14.3%	12/31/2019	1.20	0	0	0.75%	14.6%
12/31/2018	1.04	38	39	1.25%	-4.5%	12/31/2018	1.05	0	0	1.00%	-4.2%	12/31/2018	1.05	0	0	0.75%	-4.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.26	0	$0	0.50%	-13.4%	12/31/2022	$1.28	0	$0	0.25%	-13.2%	12/31/2022	$1.30	0	$0	0.00%	-13.0%
12/31/2021	1.46	0	0	0.50%	8.0%	12/31/2021	1.47	0	0	0.25%	8.2%	12/31/2021	1.49	0	0	0.00%	8.5%
12/31/2020	1.35	0	0	0.50%	11.1%	12/31/2020	1.36	0	0	0.25%	11.4%	12/31/2020	1.38	0	0	0.00%	11.7%
12/31/2019	1.21	0	0	0.50%	14.9%	12/31/2019	1.22	0	0	0.25%	15.2%	12/31/2019	1.23	0	0	0.00%	15.5%
12/31/2018	1.06	0	0	0.50%	-3.7%	12/31/2018	1.06	0	0	0.25%	-3.5%	12/31/2018	1.07	0	0	0.00%	-3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.7%
2021	2.2%
2020	1.5%
2019	1.7%
2018	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2015 Fund I Class - 06-FFY

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,497,878	$5,091,201	403,116
Receivables: investments sold	904
Payables: investments purchased	-
Net assets	$4,498,782

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,498,782	3,578,753	$1.26
Band 100	-	-	1.28
Band 75	-	-	1.30
Band 50	-	-	1.32
Band 25	-	-	1.34
Band 0	-	-	1.36
Total	$4,498,782	3,578,753

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$123,367
Mortality & expense charges			(55,610)
Net investment income (loss)			67,757

Gain (loss) on investments:
Net realized gain (loss)			55,360
Realized gain distributions			233,589
Net change in unrealized appreciation (depreciation)			(1,108,863)
Net gain (loss)			(819,914)

Increase (decrease) in net assets from operations			$(752,157)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$67,757	$26,124
Net realized gain (loss)		55,360	303,248
Realized gain distributions		233,589	143,465
Net change in unrealized appreciation (depreciation)		(1,108,863)	(6,883)

Increase (decrease) in net assets from operations		(752,157)	465,954

Contract owner transactions:
Proceeds from units sold		1,895,031	1,027,784
Cost of units redeemed		(1,569,572)	(2,230,151)
Account charges		(3,405)	(3,558)
Increase (decrease)		322,054	(1,205,925)
Net increase (decrease)		(430,103)	(739,971)
Net assets, beginning		4,928,885	5,668,856
Net assets, ending		$4,498,782	$4,928,885

Units sold		1,427,305	724,413
Units redeemed		(1,172,185)	(1,543,718)
Net increase (decrease)		255,120	(819,305)
Units outstanding, beginning		3,323,633	4,142,938
Units outstanding, ending		3,578,753	3,323,633

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$12,380,077
Cost of units redeemed/account charges			(8,508,716)
Net investment income (loss)			210,794
Net realized gain (loss)			361,635
Realized gain distributions			648,315
Net change in unrealized appreciation (depreciation)			(593,323)
Net assets			$4,498,782

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.26	3,579	$4,499	1.25%	-15.2%	12/31/2022	$1.28	0	$0	1.00%	-15.0%	12/31/2022	$1.30	0	$0	0.75%	-14.8%
12/31/2021	1.48	3,324	4,929	1.25%	8.4%	12/31/2021	1.50	0	0	1.00%	8.7%	12/31/2021	1.52	0	0	0.75%	8.9%
12/31/2020	1.37	4,143	5,669	1.25%	11.4%	12/31/2020	1.38	0	0	1.00%	11.7%	12/31/2020	1.40	0	0	0.75%	12.0%
12/31/2019	1.23	2,680	3,291	1.25%	16.1%	12/31/2019	1.24	0	0	1.00%	16.4%	12/31/2019	1.25	0	0	0.75%	16.7%
12/31/2018	1.06	2,455	2,597	1.25%	-5.3%	12/31/2018	1.06	0	0	1.00%	-5.0%	12/31/2018	1.07	0	0	0.75%	-4.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.32	0	$0	0.50%	-14.6%	12/31/2022	$1.34	0	$0	0.25%	-14.4%	12/31/2022	$1.36	0	$0	0.00%	-14.2%
12/31/2021	1.54	0	0	0.50%	9.2%	12/31/2021	1.56	0	0	0.25%	9.5%	12/31/2021	1.58	0	0	0.00%	9.7%
12/31/2020	1.41	0	0	0.50%	12.3%	12/31/2020	1.43	0	0	0.25%	12.5%	12/31/2020	1.44	0	0	0.00%	12.8%
12/31/2019	1.26	0	0	0.50%	17.0%	12/31/2019	1.27	0	0	0.25%	17.3%	12/31/2019	1.28	0	0	0.00%	17.5%
12/31/2018	1.07	0	0	0.50%	-4.6%	12/31/2018	1.08	0	0	0.25%	-4.3%	12/31/2018	1.09	0	0	0.00%	-4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.6%
2021	1.9%
2020	2.0%
2019	2.2%
2018	3.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2020 Fund I Class - 06-FGF

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,417,351	$11,933,590	892,723
Receivables: investments sold	734
Payables: investments purchased	-
Net assets	$10,418,085

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,418,085	7,982,228	$1.31
Band 100	-	-	1.33
Band 75	-	-	1.35
Band 50	-	-	1.37
Band 25	-	-	1.39
Band 0	-	-	1.41
Total	$10,418,085	7,982,228

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$269,331
Mortality & expense charges			(146,708)
Net investment income (loss)			122,623

Gain (loss) on investments:
Net realized gain (loss)			(116,603)
Realized gain distributions			576,494
Net change in unrealized appreciation (depreciation)			(2,712,421)
Net gain (loss)			(2,252,530)

Increase (decrease) in net assets from operations			$(2,129,907)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$122,623	$57,892
Net realized gain (loss)		(116,603)	722,695
Realized gain distributions		576,494	497,896
Net change in unrealized appreciation (depreciation)		(2,712,421)	19,706

Increase (decrease) in net assets from operations		(2,129,907)	1,298,189

Contract owner transactions:
Proceeds from units sold		3,029,140	4,689,928
Cost of units redeemed		(4,481,429)	(6,612,845)
Account charges		(10,589)	(10,248)
Increase (decrease)		(1,462,878)	(1,933,165)
Net increase (decrease)		(3,592,785)	(634,976)
Net assets, beginning		14,010,870	14,645,846
Net assets, ending		$10,418,085	$14,010,870

Units sold		2,256,174	3,385,707
Units redeemed		(3,342,282)	(4,670,931)
Net increase (decrease)		(1,086,108)	(1,285,224)
Units outstanding, beginning		9,068,336	10,353,560
Units outstanding, ending		7,982,228	9,068,336

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$29,184,350
Cost of units redeemed/account charges			(20,196,398)
Net investment income (loss)			480,893
Net realized gain (loss)			709,248
Realized gain distributions			1,756,231
Net change in unrealized appreciation (depreciation)			(1,516,239)
Net assets			$10,418,085

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.31	7,982	$10,418	1.25%	-15.5%	12/31/2022	$1.33	0	$0	1.00%	-15.3%	12/31/2022	$1.35	0	$0	0.75%	-15.1%
12/31/2021	1.55	9,068	14,011	1.25%	9.2%	12/31/2021	1.56	0	0	1.00%	9.5%	12/31/2021	1.58	0	0	0.75%	9.8%
12/31/2020	1.41	10,354	14,646	1.25%	11.9%	12/31/2020	1.43	0	0	1.00%	12.2%	12/31/2020	1.44	0	0	0.75%	12.5%
12/31/2019	1.26	9,610	12,148	1.25%	18.0%	12/31/2019	1.27	0	0	1.00%	18.3%	12/31/2019	1.28	0	0	0.75%	18.6%
12/31/2018	1.07	3,680	3,943	1.25%	-6.0%	12/31/2018	1.08	0	0	1.00%	-5.8%	12/31/2018	1.08	0	0	0.75%	-5.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.37	0	$0	0.50%	-14.9%	12/31/2022	$1.39	0	$0	0.25%	-14.7%	12/31/2022	$1.41	0	$0	0.00%	-14.5%
12/31/2021	1.60	0	0	0.50%	10.0%	12/31/2021	1.63	0	0	0.25%	10.3%	12/31/2021	1.65	0	0	0.00%	10.6%
12/31/2020	1.46	0	0	0.50%	12.7%	12/31/2020	1.47	0	0	0.25%	13.0%	12/31/2020	1.49	0	0	0.00%	13.3%
12/31/2019	1.29	0	0	0.50%	18.8%	12/31/2019	1.30	0	0	0.25%	19.1%	12/31/2019	1.31	0	0	0.00%	19.4%
12/31/2018	1.09	0	0	0.50%	-5.3%	12/31/2018	1.09	0	0	0.25%	-5.1%	12/31/2018	1.10	0	0	0.00%	-4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.2%
2021	1.7%
2020	1.7%
2019	2.9%
2018	3.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2025 Fund I Class - 06-FGG

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$21,457,098	$23,713,970	1,707,303
Receivables: investments sold	-
Payables: investments purchased	(149,956)
Net assets	$21,307,142

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$21,307,142	15,771,316	$1.35
Band 100	-	-	1.37
Band 75	-	-	1.39
Band 50	-	-	1.41
Band 25	-	-	1.44
Band 0	-	-	1.46
Total	$21,307,142	15,771,316

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$482,301
Mortality & expense charges			(283,913)
Net investment income (loss)			198,388

Gain (loss) on investments:
Net realized gain (loss)			138,903
Realized gain distributions			1,187,731
Net change in unrealized appreciation (depreciation)			(5,845,301)
Net gain (loss)			(4,518,667)

Increase (decrease) in net assets from operations			$(4,320,279)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$198,388	$61,141
Net realized gain (loss)		138,903	1,210,965
Realized gain distributions		1,187,731	666,198
Net change in unrealized appreciation (depreciation)		(5,845,301)	772,208

Increase (decrease) in net assets from operations		(4,320,279)	2,710,512

Contract owner transactions:
Proceeds from units sold		7,025,582	5,771,223
Cost of units redeemed		(8,230,806)	(7,437,985)
Account charges		(14,899)	(11,449)
Increase (decrease)		(1,220,123)	(1,678,211)
Net increase (decrease)		(5,540,402)	1,032,301
Net assets, beginning		26,847,544	25,815,243
Net assets, ending		$21,307,142	$26,847,544

Units sold		5,028,662	3,688,435
Units redeemed		(5,848,851)	(4,749,259)
Net increase (decrease)		(820,189)	(1,060,824)
Units outstanding, beginning		16,591,505	17,652,329
Units outstanding, ending		15,771,316	16,591,505

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$42,642,186
Cost of units redeemed/account charges			(24,113,438)
Net investment income (loss)			649,563
Net realized gain (loss)			1,503,922
Realized gain distributions			2,881,781
Net change in unrealized appreciation (depreciation)			(2,256,872)
Net assets			$21,307,142

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.35	15,771	$21,307	1.25%	-16.5%	12/31/2022	$1.37	0	$0	1.00%	-16.3%	12/31/2022	$1.39	0	$0	0.75%	-16.1%
12/31/2021	1.62	16,592	26,848	1.25%	10.6%	12/31/2021	1.64	0	0	1.00%	10.9%	12/31/2021	1.66	0	0	0.75%	11.2%
12/31/2020	1.46	17,652	25,815	1.25%	13.2%	12/31/2020	1.48	0	0	1.00%	13.5%	12/31/2020	1.49	0	0	0.75%	13.8%
12/31/2019	1.29	13,253	17,121	1.25%	19.6%	12/31/2019	1.30	0	0	1.00%	19.9%	12/31/2019	1.31	0	0	0.75%	20.2%
12/31/2018	1.08	7,213	7,788	1.25%	-6.7%	12/31/2018	1.09	0	0	1.00%	-6.5%	12/31/2018	1.09	0	0	0.75%	-6.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.41	0	$0	0.50%	-15.9%	12/31/2022	$1.44	0	$0	0.25%	-15.7%	12/31/2022	$1.46	0	$0	0.00%	-15.5%
12/31/2021	1.68	0	0	0.50%	11.5%	12/31/2021	1.70	0	0	0.25%	11.8%	12/31/2021	1.72	0	0	0.00%	12.0%
12/31/2020	1.51	0	0	0.50%	14.1%	12/31/2020	1.52	0	0	0.25%	14.3%	12/31/2020	1.54	0	0	0.00%	14.6%
12/31/2019	1.32	0	0	0.50%	20.5%	12/31/2019	1.33	0	0	0.25%	20.8%	12/31/2019	1.34	0	0	0.00%	21.1%
12/31/2018	1.10	0	0	0.50%	-6.0%	12/31/2018	1.10	0	0	0.25%	-5.8%	12/31/2018	1.11	0	0	0.00%	-5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.0%
2021	1.5%
2020	1.6%
2019	2.5%
2018	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2030 Fund I Class - 06-FGH

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$25,872,809	$28,205,486	1,992,788
Receivables: investments sold	33,440
Payables: investments purchased	-
Net assets	$25,906,249

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$25,906,249	18,617,472	$1.39
Band 100	-	-	1.41
Band 75	-	-	1.43
Band 50	-	-	1.46
Band 25	-	-	1.48
Band 0	-	-	1.50
Total	$25,906,249	18,617,472

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$465,178
Mortality & expense charges			(330,132)
Net investment income (loss)			135,046

Gain (loss) on investments:
Net realized gain (loss)			326,742
Realized gain distributions			1,223,948
Net change in unrealized appreciation (depreciation)			(7,145,892)
Net gain (loss)			(5,595,202)

Increase (decrease) in net assets from operations			$(5,460,156)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$135,046	$1,012
Net realized gain (loss)		326,742	961,607
Realized gain distributions		1,223,948	772,759
Net change in unrealized appreciation (depreciation)		(7,145,892)	1,654,099

Increase (decrease) in net assets from operations		(5,460,156)	3,389,477

Contract owner transactions:
Proceeds from units sold		7,385,403	8,500,569
Cost of units redeemed		(7,417,401)	(6,674,868)
Account charges		(26,083)	(23,723)
Increase (decrease)		(58,081)	1,801,978
Net increase (decrease)		(5,518,237)	5,191,455
Net assets, beginning		31,424,486	26,233,031
Net assets, ending		$25,906,249	$31,424,486

Units sold		5,453,442	5,234,159
Units redeemed		(5,378,958)	(4,079,896)
Net increase (decrease)		74,484	1,154,263
Units outstanding, beginning		18,542,988	17,388,725
Units outstanding, ending		18,617,472	18,542,988

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$44,277,160
Cost of units redeemed/account charges			(21,003,414)
Net investment income (loss)			453,207
Net realized gain (loss)			1,326,803
Realized gain distributions			3,185,170
Net change in unrealized appreciation (depreciation)			(2,332,677)
Net assets			$25,906,249

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.39	18,617	$25,906	1.25%	-17.9%	12/31/2022	$1.41	0	$0	1.00%	-17.7%	12/31/2022	$1.43	0	$0	0.75%	-17.5%
12/31/2021	1.69	18,543	31,424	1.25%	12.3%	12/31/2021	1.72	0	0	1.00%	12.6%	12/31/2021	1.74	0	0	0.75%	12.9%
12/31/2020	1.51	17,389	26,233	1.25%	14.5%	12/31/2020	1.52	0	0	1.00%	14.8%	12/31/2020	1.54	0	0	0.75%	15.1%
12/31/2019	1.32	13,800	18,185	1.25%	21.2%	12/31/2019	1.33	0	0	1.00%	21.5%	12/31/2019	1.34	0	0	0.75%	21.8%
12/31/2018	1.09	5,708	6,209	1.25%	-7.3%	12/31/2018	1.09	0	0	1.00%	-7.1%	12/31/2018	1.10	0	0	0.75%	-6.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.46	0	$0	0.50%	-17.3%	12/31/2022	$1.48	0	$0	0.25%	-17.1%	12/31/2022	$1.50	0	$0	0.00%	-16.9%
12/31/2021	1.76	0	0	0.50%	13.2%	12/31/2021	1.78	0	0	0.25%	13.5%	12/31/2021	1.81	0	0	0.00%	13.7%
12/31/2020	1.56	0	0	0.50%	15.3%	12/31/2020	1.57	0	0	0.25%	15.6%	12/31/2020	1.59	0	0	0.00%	15.9%
12/31/2019	1.35	0	0	0.50%	22.1%	12/31/2019	1.36	0	0	0.25%	22.4%	12/31/2019	1.37	0	0	0.00%	22.7%
12/31/2018	1.10	0	0	0.50%	-6.6%	12/31/2018	1.11	0	0	0.25%	-6.4%	12/31/2018	1.12	0	0	0.00%	-6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.6%
2021	1.3%
2020	1.3%
2019	2.6%
2018	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2035 Fund I Class - 06-FGJ

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$24,306,943	$26,853,142	1,795,094
Receivables: investments sold	16,590
Payables: investments purchased	-
Net assets	$24,323,533

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$24,323,533	17,030,460	$1.43
Band 100	-	-	1.45
Band 75	-	-	1.47
Band 50	-	-	1.49
Band 25	-	-	1.52
Band 0	-	-	1.54
Total	$24,323,533	17,030,460

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$388,563
Mortality & expense charges			(309,684)
Net investment income (loss)			78,879

Gain (loss) on investments:
Net realized gain (loss)			61,457
Realized gain distributions			1,027,349
Net change in unrealized appreciation (depreciation)			(6,587,272)
Net gain (loss)			(5,498,466)

Increase (decrease) in net assets from operations			$(5,419,587)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$78,879	$(27,368)
Net realized gain (loss)		61,457	1,550,028
Realized gain distributions		1,027,349	793,588
Net change in unrealized appreciation (depreciation)		(6,587,272)	1,067,303

Increase (decrease) in net assets from operations		(5,419,587)	3,383,551

Contract owner transactions:
Proceeds from units sold		6,302,617	10,015,438
Cost of units redeemed		(5,306,864)	(8,117,634)
Account charges		(21,168)	(20,085)
Increase (decrease)		974,585	1,877,719
Net increase (decrease)		(4,445,002)	5,261,270
Net assets, beginning		28,768,535	23,507,265
Net assets, ending		$24,323,533	$28,768,535

Units sold		4,247,628	5,919,142
Units redeemed		(3,558,498)	(4,780,108)
Net increase (decrease)		689,130	1,139,034
Units outstanding, beginning		16,341,330	15,202,296
Units outstanding, ending		17,030,460	16,341,330

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$40,584,227
Cost of units redeemed/account charges			(18,534,860)
Net investment income (loss)			292,929
Net realized gain (loss)			1,753,497
Realized gain distributions			2,773,939
Net change in unrealized appreciation (depreciation)			(2,546,199)
Net assets			$24,323,533

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.43	17,030	$24,324	1.25%	-18.9%	12/31/2022	$1.45	0	$0	1.00%	-18.7%	12/31/2022	$1.47	0	$0	0.75%	-18.5%
12/31/2021	1.76	16,341	28,769	1.25%	13.9%	12/31/2021	1.78	0	0	1.00%	14.1%	12/31/2021	1.81	0	0	0.75%	14.4%
12/31/2020	1.55	15,202	23,507	1.25%	15.6%	12/31/2020	1.56	0	0	1.00%	15.9%	12/31/2020	1.58	0	0	0.75%	16.2%
12/31/2019	1.34	11,994	16,045	1.25%	22.4%	12/31/2019	1.35	0	0	1.00%	22.7%	12/31/2019	1.36	0	0	0.75%	23.0%
12/31/2018	1.09	2,893	3,163	1.25%	-8.0%	12/31/2018	1.10	0	0	1.00%	-7.7%	12/31/2018	1.10	0	0	0.75%	-7.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.49	0	$0	0.50%	-18.3%	12/31/2022	$1.52	0	$0	0.25%	-18.1%	12/31/2022	$1.54	0	$0	0.00%	-17.9%
12/31/2021	1.83	0	0	0.50%	14.7%	12/31/2021	1.85	0	0	0.25%	15.0%	12/31/2021	1.88	0	0	0.00%	15.3%
12/31/2020	1.59	0	0	0.50%	16.5%	12/31/2020	1.61	0	0	0.25%	16.7%	12/31/2020	1.63	0	0	0.00%	17.0%
12/31/2019	1.37	0	0	0.50%	23.3%	12/31/2019	1.38	0	0	0.25%	23.6%	12/31/2019	1.39	0	0	0.00%	23.9%
12/31/2018	1.11	0	0	0.50%	-7.3%	12/31/2018	1.12	0	0	0.25%	-7.0%	12/31/2018	1.12	0	0	0.00%	-6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.5%
2021	1.2%
2020	1.2%
2019	2.8%
2018	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2040 Fund I Class - 06-FGK

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$25,360,843	$27,454,196	1,841,205
Receivables: investments sold	10,962
Payables: investments purchased	-
Net assets	$25,371,805

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$25,371,805	17,380,937	$1.46
Band 100	-	-	1.48
Band 75	-	-	1.50
Band 50	-	-	1.53
Band 25	-	-	1.55
Band 0	-	-	1.57
Total	$25,371,805	17,380,937

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$386,332
Mortality & expense charges			(317,339)
Net investment income (loss)			68,993

Gain (loss) on investments:
Net realized gain (loss)			260,061
Realized gain distributions			1,134,139
Net change in unrealized appreciation (depreciation)			(7,161,009)
Net gain (loss)			(5,766,809)

Increase (decrease) in net assets from operations			$(5,697,816)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$68,993	$(60,150)
Net realized gain (loss)		260,061	1,459,707
Realized gain distributions		1,134,139	882,309
Net change in unrealized appreciation (depreciation)		(7,161,009)	1,543,438

Increase (decrease) in net assets from operations		(5,697,816)	3,825,304

Contract owner transactions:
Proceeds from units sold		8,416,516	8,578,972
Cost of units redeemed		(6,720,731)	(7,523,397)
Account charges		(29,061)	(27,148)
Increase (decrease)		1,666,724	1,028,427
Net increase (decrease)		(4,031,092)	4,853,731
Net assets, beginning		29,402,897	24,549,166
Net assets, ending		$25,371,805	$29,402,897

Units sold		5,623,869	4,982,333
Units redeemed		(4,412,114)	(4,356,510)
Net increase (decrease)		1,211,755	625,823
Units outstanding, beginning		16,169,182	15,543,359
Units outstanding, ending		17,380,937	16,169,182

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$42,668,787
Cost of units redeemed/account charges			(20,202,885)
Net investment income (loss)			206,265
Net realized gain (loss)			1,673,029
Realized gain distributions			3,119,962
Net change in unrealized appreciation (depreciation)			(2,093,353)
Net assets			$25,371,805

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.46	17,381	$25,372	1.25%	-19.7%	12/31/2022	$1.48	0	$0	1.00%	-19.5%	12/31/2022	$1.50	0	$0	0.75%	-19.3%
12/31/2021	1.82	16,169	29,403	1.25%	15.1%	12/31/2021	1.84	0	0	1.00%	15.4%	12/31/2021	1.87	0	0	0.75%	15.7%
12/31/2020	1.58	15,543	24,549	1.25%	16.7%	12/31/2020	1.60	0	0	1.00%	17.0%	12/31/2020	1.61	0	0	0.75%	17.3%
12/31/2019	1.35	11,599	15,700	1.25%	23.3%	12/31/2019	1.36	0	0	1.00%	23.6%	12/31/2019	1.37	0	0	0.75%	24.0%
12/31/2018	1.10	4,233	4,645	1.25%	-8.4%	12/31/2018	1.10	0	0	1.00%	-8.1%	12/31/2018	1.11	0	0	0.75%	-7.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.53	0	$0	0.50%	-19.1%	12/31/2022	$1.55	0	$0	0.25%	-18.9%	12/31/2022	$1.57	0	$0	0.00%	-18.7%
12/31/2021	1.89	0	0	0.50%	16.0%	12/31/2021	1.91	0	0	0.25%	16.3%	12/31/2021	1.94	0	0	0.00%	16.6%
12/31/2020	1.63	0	0	0.50%	17.6%	12/31/2020	1.64	0	0	0.25%	17.9%	12/31/2020	1.66	0	0	0.00%	18.2%
12/31/2019	1.38	0	0	0.50%	24.3%	12/31/2019	1.40	0	0	0.25%	24.6%	12/31/2019	1.41	0	0	0.00%	24.9%
12/31/2018	1.11	0	0	0.50%	-7.7%	12/31/2018	1.12	0	0	0.25%	-7.4%	12/31/2018	1.13	0	0	0.00%	-7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.4%
2021	1.1%
2020	1.2%
2019	2.4%
2018	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2045 Fund I Class - 06-FGM

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$22,766,386	$24,634,868	1,613,486
Receivables: investments sold	16,048
Payables: investments purchased	-
Net assets	$22,782,434

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$22,782,434	15,386,862	$1.48
Band 100	-	-	1.50
Band 75	-	-	1.53
Band 50	-	-	1.55
Band 25	-	-	1.57
Band 0	-	-	1.60
Total	$22,782,434	15,386,862

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$316,812
Mortality & expense charges			(279,957)
Net investment income (loss)			36,855

Gain (loss) on investments:
Net realized gain (loss)			213,825
Realized gain distributions			1,016,672
Net change in unrealized appreciation (depreciation)			(6,349,319)
Net gain (loss)			(5,118,822)

Increase (decrease) in net assets from operations			$(5,081,967)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$36,855	$(61,549)
Net realized gain (loss)		213,825	1,608,457
Realized gain distributions		1,016,672	831,136
Net change in unrealized appreciation (depreciation)		(6,349,319)	1,217,520

Increase (decrease) in net assets from operations		(5,081,967)	3,595,564

Contract owner transactions:
Proceeds from units sold		6,952,990	7,182,860
Cost of units redeemed		(4,563,318)	(7,072,330)
Account charges		(24,970)	(18,351)
Increase (decrease)		2,364,702	92,179
Net increase (decrease)		(2,717,265)	3,687,743
Net assets, beginning		25,499,699	21,811,956
Net assets, ending		$22,782,434	$25,499,699

Units sold		4,640,417	4,106,117
Units redeemed		(3,034,368)	(3,995,343)
Net increase (decrease)		1,606,049	110,774
Units outstanding, beginning		13,780,813	13,670,039
Units outstanding, ending		15,386,862	13,780,813

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$35,634,372
Cost of units redeemed/account charges			(15,643,662)
Net investment income (loss)			105,261
Net realized gain (loss)			1,829,490
Realized gain distributions			2,725,455
Net change in unrealized appreciation (depreciation)			(1,868,482)
Net assets			$22,782,434

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.48	15,387	$22,782	1.25%	-20.0%	12/31/2022	$1.50	0	$0	1.00%	-19.8%	12/31/2022	$1.53	0	$0	0.75%	-19.6%
12/31/2021	1.85	13,781	25,500	1.25%	16.0%	12/31/2021	1.87	0	0	1.00%	16.3%	12/31/2021	1.90	0	0	0.75%	16.5%
12/31/2020	1.60	13,670	21,812	1.25%	17.2%	12/31/2020	1.61	0	0	1.00%	17.5%	12/31/2020	1.63	0	0	0.75%	17.8%
12/31/2019	1.36	9,915	13,492	1.25%	24.0%	12/31/2019	1.37	0	0	1.00%	24.3%	12/31/2019	1.38	0	0	0.75%	24.6%
12/31/2018	1.10	2,908	3,192	1.25%	-8.7%	12/31/2018	1.10	0	0	1.00%	-8.4%	12/31/2018	1.11	0	0	0.75%	-8.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.55	0	$0	0.50%	-19.4%	12/31/2022	$1.57	0	$0	0.25%	-19.2%	12/31/2022	$1.60	0	$0	0.00%	-19.0%
12/31/2021	1.92	0	0	0.50%	16.8%	12/31/2021	1.95	0	0	0.25%	17.1%	12/31/2021	1.97	0	0	0.00%	17.4%
12/31/2020	1.64	0	0	0.50%	18.1%	12/31/2020	1.66	0	0	0.25%	18.4%	12/31/2020	1.68	0	0	0.00%	18.7%
12/31/2019	1.39	0	0	0.50%	24.9%	12/31/2019	1.40	0	0	0.25%	25.2%	12/31/2019	1.41	0	0	0.00%	25.5%
12/31/2018	1.11	0	0	0.50%	-8.0%	12/31/2018	1.12	0	0	0.25%	-7.7%	12/31/2018	1.13	0	0	0.00%	-7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.3%
2021	1.1%
2020	1.0%
2019	2.4%
2018	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2050 Fund I Class - 06-FGN

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$19,860,823	$21,368,237	1,408,327
Receivables: investments sold	10,679
Payables: investments purchased	-
Net assets	$19,871,502

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$19,871,502	13,422,147	$1.48
Band 100	-	-	1.50
Band 75	-	-	1.53
Band 50	-	-	1.55
Band 25	-	-	1.57
Band 0	-	-	1.60
Total	$19,871,502	13,422,147

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$276,112
Mortality & expense charges			(250,295)
Net investment income (loss)			25,817

Gain (loss) on investments:
Net realized gain (loss)			202,198
Realized gain distributions			833,899
Net change in unrealized appreciation (depreciation)			(5,789,243)
Net gain (loss)			(4,753,146)

Increase (decrease) in net assets from operations			$(4,727,329)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$25,817	$(57,659)
Net realized gain (loss)		202,198	898,030
Realized gain distributions		833,899	724,435
Net change in unrealized appreciation (depreciation)		(5,789,243)	1,580,272

Increase (decrease) in net assets from operations		(4,727,329)	3,145,078

Contract owner transactions:
Proceeds from units sold		6,012,653	6,634,231
Cost of units redeemed		(4,759,463)	(5,111,684)
Account charges		(26,768)	(19,432)
Increase (decrease)		1,226,422	1,503,115
Net increase (decrease)		(3,500,907)	4,648,193
Net assets, beginning		23,372,409	18,724,216
Net assets, ending		$19,871,502	$23,372,409

Units sold		3,910,295	3,742,325
Units redeemed		(3,102,436)	(2,858,694)
Net increase (decrease)		807,859	883,631
Units outstanding, beginning		12,614,288	11,730,657
Units outstanding, ending		13,422,147	12,614,288

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$31,899,723
Cost of units redeemed/account charges			(14,037,600)
Net investment income (loss)			88,254
Net realized gain (loss)			1,103,167
Realized gain distributions			2,325,372
Net change in unrealized appreciation (depreciation)			(1,507,414)
Net assets			$19,871,502

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.48	13,422	$19,872	1.25%	-20.1%	12/31/2022	$1.50	0	$0	1.00%	-19.9%	12/31/2022	$1.53	0	$0	0.75%	-19.7%
12/31/2021	1.85	12,614	23,372	1.25%	16.1%	12/31/2021	1.88	0	0	1.00%	16.4%	12/31/2021	1.90	0	0	0.75%	16.7%
12/31/2020	1.60	11,731	18,724	1.25%	17.2%	12/31/2020	1.61	0	0	1.00%	17.5%	12/31/2020	1.63	0	0	0.75%	17.8%
12/31/2019	1.36	8,072	10,989	1.25%	24.0%	12/31/2019	1.37	0	0	1.00%	24.3%	12/31/2019	1.38	0	0	0.75%	24.6%
12/31/2018	1.10	3,009	3,303	1.25%	-8.7%	12/31/2018	1.10	0	0	1.00%	-8.4%	12/31/2018	1.11	0	0	0.75%	-8.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.55	0	$0	0.50%	-19.5%	12/31/2022	$1.57	0	$0	0.25%	-19.3%	12/31/2022	$1.60	0	$0	0.00%	-19.1%
12/31/2021	1.92	0	0	0.50%	17.0%	12/31/2021	1.95	0	0	0.25%	17.2%	12/31/2021	1.97	0	0	0.00%	17.5%
12/31/2020	1.65	0	0	0.50%	18.1%	12/31/2020	1.66	0	0	0.25%	18.4%	12/31/2020	1.68	0	0	0.00%	18.7%
12/31/2019	1.39	0	0	0.50%	24.9%	12/31/2019	1.40	0	0	0.25%	25.3%	12/31/2019	1.41	0	0	0.00%	25.6%
12/31/2018	1.11	0	0	0.50%	-8.0%	12/31/2018	1.12	0	0	0.25%	-7.7%	12/31/2018	1.13	0	0	0.00%	-7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.3%
2021	1.1%
2020	1.0%
2019	2.3%
2018	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2055 Fund I Class - 06-FGP

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,152,781	$12,176,172	780,521
Receivables: investments sold	8,681
Payables: investments purchased	-
Net assets	$11,161,462

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,161,462	7,543,011	$1.48
Band 100	-	-	1.50
Band 75	-	-	1.53
Band 50	-	-	1.55
Band 25	-	-	1.57
Band 0	-	-	1.60
Total	$11,161,462	7,543,011

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$151,398
Mortality & expense charges			(134,912)
Net investment income (loss)			16,486

Gain (loss) on investments:
Net realized gain (loss)			95,588
Realized gain distributions			451,334
Net change in unrealized appreciation (depreciation)			(3,085,804)
Net gain (loss)			(2,538,882)

Increase (decrease) in net assets from operations			$(2,522,396)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$16,486	$(33,350)
Net realized gain (loss)		95,588	1,137,295
Realized gain distributions		451,334	427,149
Net change in unrealized appreciation (depreciation)		(3,085,804)	367,279

Increase (decrease) in net assets from operations		(2,522,396)	1,898,373

Contract owner transactions:
Proceeds from units sold		4,262,655	4,336,511
Cost of units redeemed		(3,137,299)	(5,011,844)
Account charges		(19,964)	(15,039)
Increase (decrease)		1,105,392	(690,372)
Net increase (decrease)		(1,417,004)	1,208,001
Net assets, beginning		12,578,466	11,370,465
Net assets, ending		$11,161,462	$12,578,466

Units sold		2,786,221	2,452,331
Units redeemed		(2,033,308)	(2,789,036)
Net increase (decrease)		752,913	(336,705)
Units outstanding, beginning		6,790,098	7,126,803
Units outstanding, ending		7,543,011	6,790,098

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$20,486,300
Cost of units redeemed/account charges			(10,872,850)
Net investment income (loss)			50,536
Net realized gain (loss)			1,243,902
Realized gain distributions			1,276,965
Net change in unrealized appreciation (depreciation)			(1,023,391)
Net assets			$11,161,462

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.48	7,543	$11,161	1.25%	-20.1%	12/31/2022	$1.50	0	$0	1.00%	-19.9%	12/31/2022	$1.53	0	$0	0.75%	-19.7%
12/31/2021	1.85	6,790	12,578	1.25%	16.1%	12/31/2021	1.88	0	0	1.00%	16.4%	12/31/2021	1.90	0	0	0.75%	16.7%
12/31/2020	1.60	7,127	11,370	1.25%	17.2%	12/31/2020	1.61	0	0	1.00%	17.5%	12/31/2020	1.63	0	0	0.75%	17.8%
12/31/2019	1.36	4,854	6,607	1.25%	24.0%	12/31/2019	1.37	0	0	1.00%	24.3%	12/31/2019	1.38	0	0	0.75%	24.6%
12/31/2018	1.10	1,389	1,525	1.25%	-8.7%	12/31/2018	1.10	0	0	1.00%	-8.4%	12/31/2018	1.11	0	0	0.75%	-8.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.55	0	$0	0.50%	-19.5%	12/31/2022	$1.57	0	$0	0.25%	-19.3%	12/31/2022	$1.60	0	$0	0.00%	-19.1%
12/31/2021	1.92	0	0	0.50%	17.0%	12/31/2021	1.95	0	0	0.25%	17.3%	12/31/2021	1.97	0	0	0.00%	17.6%
12/31/2020	1.64	0	0	0.50%	18.1%	12/31/2020	1.66	0	0	0.25%	18.4%	12/31/2020	1.68	0	0	0.00%	18.7%
12/31/2019	1.39	0	0	0.50%	24.9%	12/31/2019	1.40	0	0	0.25%	25.2%	12/31/2019	1.41	0	0	0.00%	25.5%
12/31/2018	1.12	0	0	0.50%	-8.0%	12/31/2018	1.12	0	0	0.25%	-7.7%	12/31/2018	1.13	0	0	0.00%	-7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.3%
2021	1.2%
2020	1.0%
2019	2.4%
2018	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2060 Fund I Class - 06-FGR

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,123,391	$6,749,087	422,822
Receivables: investments sold	3,309
Payables: investments purchased	-
Net assets	$6,126,700

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,126,700	4,140,174	$1.48
Band 100	-	-	1.50
Band 75	-	-	1.53
Band 50	-	-	1.55
Band 25	-	-	1.57
Band 0	-	-	1.60
Total	$6,126,700	4,140,174

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$83,353
Mortality & expense charges			(65,903)
Net investment income (loss)			17,450

Gain (loss) on investments:
Net realized gain (loss)			3,297
Realized gain distributions			215,358
Net change in unrealized appreciation (depreciation)			(1,361,921)
Net gain (loss)			(1,143,266)

Increase (decrease) in net assets from operations			$(1,125,816)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$17,450	$(7,592)
Net realized gain (loss)		3,297	202,852
Realized gain distributions		215,358	139,845
Net change in unrealized appreciation (depreciation)		(1,361,921)	261,403

Increase (decrease) in net assets from operations		(1,125,816)	596,508

Contract owner transactions:
Proceeds from units sold		3,500,138	2,622,996
Cost of units redeemed		(1,308,206)	(1,344,968)
Account charges		(23,353)	(17,322)
Increase (decrease)		2,168,579	1,260,706
Net increase (decrease)		1,042,763	1,857,214
Net assets, beginning		5,083,937	3,226,723
Net assets, ending		$6,126,700	$5,083,937

Units sold		2,274,876	1,485,793
Units redeemed		(879,432)	(763,438)
Net increase (decrease)		1,395,444	722,355
Units outstanding, beginning		2,744,730	2,022,375
Units outstanding, ending		4,140,174	2,744,730

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$9,333,274
Cost of units redeemed/account charges			(3,241,162)
Net investment income (loss)			25,593
Net realized gain (loss)			213,565
Realized gain distributions			421,126
Net change in unrealized appreciation (depreciation)			(625,696)
Net assets			$6,126,700

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.48	4,140	$6,127	1.25%	-20.1%	12/31/2022	$1.50	0	$0	1.00%	-19.9%	12/31/2022	$1.53	0	$0	0.75%	-19.7%
12/31/2021	1.85	2,745	5,084	1.25%	16.1%	12/31/2021	1.88	0	0	1.00%	16.4%	12/31/2021	1.90	0	0	0.75%	16.7%
12/31/2020	1.60	2,022	3,227	1.25%	17.3%	12/31/2020	1.61	0	0	1.00%	17.6%	12/31/2020	1.63	0	0	0.75%	17.9%
12/31/2019	1.36	876	1,192	1.25%	23.9%	12/31/2019	1.37	0	0	1.00%	24.2%	12/31/2019	1.38	0	0	0.75%	24.5%
12/31/2018	1.10	148	163	1.25%	-8.6%	12/31/2018	1.10	0	0	1.00%	-8.4%	12/31/2018	1.11	0	0	0.75%	-8.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.55	0	$0	0.50%	-19.5%	12/31/2022	$1.57	0	$0	0.25%	-19.3%	12/31/2022	$1.60	0	$0	0.00%	-19.1%
12/31/2021	1.92	0	0	0.50%	17.0%	12/31/2021	1.95	0	0	0.25%	17.3%	12/31/2021	1.97	0	0	0.00%	17.6%
12/31/2020	1.64	0	0	0.50%	18.2%	12/31/2020	1.66	0	0	0.25%	18.5%	12/31/2020	1.68	0	0	0.00%	18.8%
12/31/2019	1.39	0	0	0.50%	24.9%	12/31/2019	1.40	0	0	0.25%	25.2%	12/31/2019	1.41	0	0	0.00%	25.5%
12/31/2018	1.11	0	0	0.50%	-7.9%	12/31/2018	1.12	0	0	0.25%	-7.7%	12/31/2018	1.13	0	0	0.00%	-7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.5%
2021	1.2%
2020	1.2%
2019	2.4%
2018	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Financial Services Fund I Class - 06-GPC

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$56,055	$60,025	1,754
Receivables: investments sold	-
Payables: investments purchased	(1,131)
Net assets	$54,924

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$54,924	37,978	$1.45
Band 100	-	-	1.46
Band 75	-	-	1.48
Band 50	-	-	1.50
Band 25	-	-	1.52
Band 0	-	-	1.54
Total	$54,924	37,978

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,327
Mortality & expense charges			(711)
Net investment income (loss)			616

Gain (loss) on investments:
Net realized gain (loss)			(3,190)
Realized gain distributions			49
Net change in unrealized appreciation (depreciation)			(5,566)
Net gain (loss)			(8,707)

Increase (decrease) in net assets from operations			$(8,091)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$616	$65
Net realized gain (loss)		(3,190)	5,471
Realized gain distributions		49	1,168
Net change in unrealized appreciation (depreciation)		(5,566)	1,382

Increase (decrease) in net assets from operations		(8,091)	8,086

Contract owner transactions:
Proceeds from units sold		67,947	110,794
Cost of units redeemed		(74,367)	(52,076)
Account charges		(20)	(6)
Increase (decrease)		(6,440)	58,712
Net increase (decrease)		(14,531)	66,798
Net assets, beginning		69,455	2,657
Net assets, ending		$54,924	$69,455

Units sold		78,572	72,653
Units redeemed		(82,888)	(32,564)
Net increase (decrease)		(4,316)	40,089
Units outstanding, beginning		42,294	2,205
Units outstanding, ending		37,978	42,294

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$180,939
Cost of units redeemed/account charges			(126,469)
Net investment income (loss)			709
Net realized gain (loss)			2,279
Realized gain distributions			1,436
Net change in unrealized appreciation (depreciation)			(3,970)
Net assets			$54,924

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.45	38	$55	1.25%	-11.9%	12/31/2022	$1.46	0	$0	1.00%	-11.7%	12/31/2022	$1.48	0	$0	0.75%	-11.5%
12/31/2021	1.64	42	69	1.25%	36.3%	12/31/2021	1.66	0	0	1.00%	36.6%	12/31/2021	1.68	0	0	0.75%	37.0%
12/31/2020	1.20	2	3	1.25%	4.3%	12/31/2020	1.21	0	0	1.00%	4.5%	12/31/2020	1.22	0	0	0.75%	4.8%
12/31/2019	1.16	1	1	1.25%	28.3%	12/31/2019	1.16	0	0	1.00%	28.6%	12/31/2019	1.17	0	0	0.75%	28.9%
12/31/2018	0.90	0	0	1.25%	-10.9%	12/31/2018	0.90	0	0	1.00%	-10.7%	12/31/2018	0.91	0	0	0.75%	-10.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.50	0	$0	0.50%	-11.3%	12/31/2022	$1.52	0	$0	0.25%	-11.1%	12/31/2022	$1.54	0	$0	0.00%	-10.8%
12/31/2021	1.69	0	0	0.50%	37.3%	12/31/2021	1.71	0	0	0.25%	37.7%	12/31/2021	1.73	0	0	0.00%	38.0%
12/31/2020	1.23	0	0	0.50%	5.0%	12/31/2020	1.24	0	0	0.25%	5.3%	12/31/2020	1.25	0	0	0.00%	5.6%
12/31/2019	1.17	0	0	0.50%	29.3%	12/31/2019	1.18	0	0	0.25%	29.6%	12/31/2019	1.19	0	0	0.00%	29.9%
12/31/2018	0.91	0	0	0.50%	-10.3%	12/31/2018	0.91	0	0	0.25%	-10.0%	12/31/2018	0.91	0	0	0.00%	-9.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.1%
2021	2.4%
2020	2.2%
2019	2.7%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Real Estate Fund I Class - 06-GFP

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.05
Band 100	-	-	1.07
Band 75	-	-	1.08
Band 50	-	-	1.10
Band 25	-	-	1.11
Band 0	-	-	1.13
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(255)
Net realized gain (loss)		-	(68,531)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	78,379

Increase (decrease) in net assets from operations		-	9,593

Contract owner transactions:
Proceeds from units sold		-	1,131
Cost of units redeemed		-	(166,990)
Account charges		-	-
Increase (decrease)		-	(165,859)
Net increase (decrease)		-	(156,266)
Net assets, beginning		-	156,266
Net assets, ending		$-	$-

Units sold		-	1,138
Units redeemed		-	(159,894)
Net increase (decrease)		-	(158,756)
Units outstanding, beginning		-	158,756
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /21 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$954,040
Cost of units redeemed/account charges			(949,943)
Net investment income (loss)			11,303
Net realized gain (loss)			(95,201)
Realized gain distributions			79,801
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.05	0	$0	1.25%	-26.7%	12/31/2022	$1.07	0	$0	1.00%	-26.5%	12/31/2022	$1.08	0	$0	0.75%	-26.3%
12/31/2021	1.43	0	0	1.25%	45.7%	12/31/2021	1.45	0	0	1.00%	46.1%	12/31/2021	1.47	0	0	0.75%	46.4%
12/31/2020	0.98	159	156	1.25%	-12.4%	12/31/2020	0.99	0	0	1.00%	-12.2%	12/31/2020	1.00	0	0	0.75%	-11.9%
12/31/2019	1.12	214	240	1.25%	21.1%	12/31/2019	1.13	0	0	1.00%	21.4%	12/31/2019	1.14	0	0	0.75%	21.7%
12/31/2018	0.93	140	130	1.25%	-10.0%	12/31/2018	0.93	0	0	1.00%	-9.7%	12/31/2018	0.93	0	0	0.75%	-9.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.10	0	$0	0.50%	-26.1%	12/31/2022	$1.11	0	$0	0.25%	-25.9%	12/31/2022	$1.13	0	$0	0.00%	-25.8%
12/31/2021	1.48	0	0	0.50%	46.8%	12/31/2021	1.50	0	0	0.25%	47.2%	12/31/2021	1.52	0	0	0.00%	47.5%
12/31/2020	1.01	0	0	0.50%	-11.7%	12/31/2020	1.02	0	0	0.25%	-11.5%	12/31/2020	1.03	0	0	0.00%	-11.3%
12/31/2019	1.14	0	0	0.50%	22.1%	12/31/2019	1.15	0	0	0.25%	22.4%	12/31/2019	1.16	0	0	0.00%	22.7%
12/31/2018	0.94	0	0	0.50%	-9.3%	12/31/2018	0.94	0	0	0.25%	-9.0%	12/31/2018	0.94	0	0	0.00%	-8.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	1.9%
2019	2.9%
2018	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2005 Fund I Class - 06-GCN

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$736,526	$835,224	70,538
Receivables: investments sold	-
Payables: investments purchased	(108)
Net assets	$736,418

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$736,418	648,870	$1.13
Band 100	-	-	1.15
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.20
Band 0	-	-	1.22
Total	$736,418	648,870

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$22,639
Mortality & expense charges			(6,757)
Net investment income (loss)			15,882

Gain (loss) on investments:
Net realized gain (loss)			69
Realized gain distributions			31,529
Net change in unrealized appreciation (depreciation)			(126,149)
Net gain (loss)			(94,551)

Increase (decrease) in net assets from operations			$(78,669)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$15,882	$3,759
Net realized gain (loss)		69	18,209
Realized gain distributions		31,529	16,040
Net change in unrealized appreciation (depreciation)		(126,149)	(8,482)

Increase (decrease) in net assets from operations		(78,669)	29,526

Contract owner transactions:
Proceeds from units sold		576,510	209,287
Cost of units redeemed		(200,916)	(209,604)
Account charges		(557)	(291)
Increase (decrease)		375,037	(608)
Net increase (decrease)		296,368	28,918
Net assets, beginning		440,050	411,132
Net assets, ending		$736,418	$440,050

Units sold		481,242	164,002
Units redeemed		(163,557)	(163,378)
Net increase (decrease)		317,685	624
Units outstanding, beginning		331,185	330,561
Units outstanding, ending		648,870	331,185

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,423,599
Cost of units redeemed/account charges			(690,799)
Net investment income (loss)			28,783
Net realized gain (loss)			9,410
Realized gain distributions			64,123
Net change in unrealized appreciation (depreciation)			(98,698)
Net assets			$736,418

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.13	649	$736	1.25%	-14.6%	12/31/2022	$1.15	0	$0	1.00%	-14.4%	12/31/2022	$1.17	0	$0	0.75%	-14.2%
12/31/2021	1.33	331	440	1.25%	6.8%	12/31/2021	1.34	0	0	1.00%	7.1%	12/31/2021	1.36	0	0	0.75%	7.4%
12/31/2020	1.24	331	411	1.25%	10.1%	12/31/2020	1.25	0	0	1.00%	10.4%	12/31/2020	1.27	0	0	0.75%	10.7%
12/31/2019	1.13	244	275	1.25%	13.7%	12/31/2019	1.14	0	0	1.00%	14.0%	12/31/2019	1.14	0	0	0.75%	14.3%
12/31/2018	0.99	65	65	1.25%	-4.3%	12/31/2018	1.00	0	0	1.00%	-4.1%	12/31/2018	1.00	0	0	0.75%	-3.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.18	0	$0	0.50%	-13.9%	12/31/2022	$1.20	0	$0	0.25%	-13.7%	12/31/2022	$1.22	0	$0	0.00%	-13.5%
12/31/2021	1.37	0	0	0.50%	7.6%	12/31/2021	1.39	0	0	0.25%	7.9%	12/31/2021	1.41	0	0	0.00%	8.2%
12/31/2020	1.28	0	0	0.50%	11.0%	12/31/2020	1.29	0	0	0.25%	11.2%	12/31/2020	1.30	0	0	0.00%	11.5%
12/31/2019	1.15	0	0	0.50%	14.6%	12/31/2019	1.16	0	0	0.25%	14.9%	12/31/2019	1.17	0	0	0.00%	15.2%
12/31/2018	1.00	0	0	0.50%	-3.6%	12/31/2018	1.01	0	0	0.25%	-3.4%	12/31/2018	1.01	0	0	0.00%	-3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.8%
2021	2.1%
2020	2.3%
2019	3.4%
2018	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2010 Fund I Class - 06-GCP

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$635,020	$726,764	59,271
Receivables: investments sold	373
Payables: investments purchased	-
Net assets	$635,393

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$635,393	549,546	$1.16
Band 100	-	-	1.17
Band 75	-	-	1.19
Band 50	-	-	1.21
Band 25	-	-	1.22
Band 0	-	-	1.24
Total	$635,393	549,546

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$18,510
Mortality & expense charges			(8,159)
Net investment income (loss)			10,351

Gain (loss) on investments:
Net realized gain (loss)			(55,454)
Realized gain distributions			30,322
Net change in unrealized appreciation (depreciation)			(100,086)
Net gain (loss)			(125,218)

Increase (decrease) in net assets from operations			$(114,867)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$10,351	$5,494
Net realized gain (loss)		(55,454)	32,778
Realized gain distributions		30,322	28,588
Net change in unrealized appreciation (depreciation)		(100,086)	(19,230)

Increase (decrease) in net assets from operations		(114,867)	47,630

Contract owner transactions:
Proceeds from units sold		353,808	895,424
Cost of units redeemed		(340,728)	(642,669)
Account charges		(670)	(447)
Increase (decrease)		12,410	252,308
Net increase (decrease)		(102,457)	299,938
Net assets, beginning		737,850	437,912
Net assets, ending		$635,393	$737,850

Units sold		448,913	680,172
Units redeemed		(442,241)	(484,035)
Net increase (decrease)		6,672	196,137
Units outstanding, beginning		542,874	346,737
Units outstanding, ending		549,546	542,874

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,997,673
Cost of units redeemed/account charges			(2,379,346)
Net investment income (loss)			22,472
Net realized gain (loss)			9,662
Realized gain distributions			76,676
Net change in unrealized appreciation (depreciation)			(91,744)
Net assets			$635,393

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.16	550	$635	1.25%	-14.9%	12/31/2022	$1.17	0	$0	1.00%	-14.7%	12/31/2022	$1.19	0	$0	0.75%	-14.5%
12/31/2021	1.36	543	738	1.25%	7.6%	12/31/2021	1.37	0	0	1.00%	7.9%	12/31/2021	1.39	0	0	0.75%	8.2%
12/31/2020	1.26	347	438	1.25%	10.7%	12/31/2020	1.27	0	0	1.00%	10.9%	12/31/2020	1.29	0	0	0.75%	11.2%
12/31/2019	1.14	192	219	1.25%	14.9%	12/31/2019	1.15	0	0	1.00%	15.2%	12/31/2019	1.16	0	0	0.75%	15.4%
12/31/2018	0.99	1,269	1,261	1.25%	-4.8%	12/31/2018	1.00	0	0	1.00%	-4.5%	12/31/2018	1.00	0	0	0.75%	-4.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.21	0	$0	0.50%	-14.3%	12/31/2022	$1.22	0	$0	0.25%	-14.1%	12/31/2022	$1.24	0	$0	0.00%	-13.9%
12/31/2021	1.41	0	0	0.50%	8.4%	12/31/2021	1.42	0	0	0.25%	8.7%	12/31/2021	1.44	0	0	0.00%	9.0%
12/31/2020	1.30	0	0	0.50%	11.5%	12/31/2020	1.31	0	0	0.25%	11.8%	12/31/2020	1.32	0	0	0.00%	12.1%
12/31/2019	1.16	0	0	0.50%	15.7%	12/31/2019	1.17	0	0	0.25%	16.0%	12/31/2019	1.18	0	0	0.00%	16.3%
12/31/2018	1.01	0	0	0.50%	-4.0%	12/31/2018	1.01	0	0	0.25%	-3.8%	12/31/2018	1.01	0	0	0.00%	-3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.7%
2021	2.4%
2020	2.3%
2019	0.6%
2018	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price New America Growth Fund I Class - 06-3CY (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.59
Band 100	-	-	1.60
Band 75	-	-	1.62
Band 50	-	-	1.64
Band 25	-	-	1.66
Band 0	-	-	1.68
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.59	0	$0	1.25%	-22.2%	12/31/2022	$1.60	0	$0	1.00%	-22.0%	12/31/2022	$1.62	0	$0	0.75%	-21.8%
12/31/2021	2.04	0	0	1.25%	19.5%	12/31/2021	2.05	0	0	1.00%	19.8%	12/31/2021	2.07	0	0	0.75%	20.1%
12/31/2020	1.70	0	0	1.25%	43.1%	12/31/2020	1.72	0	0	1.00%	43.5%	12/31/2020	1.73	0	0	0.75%	43.8%
12/31/2019	1.19	0	0	1.25%	33.5%	12/31/2019	1.20	0	0	1.00%	33.8%	12/31/2019	1.20	0	0	0.75%	34.2%
12/31/2018	0.89	0	0	1.25%	-10.8%	12/31/2018	0.89	0	0	1.00%	-10.7%	12/31/2018	0.89	0	0	0.75%	-10.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.64	0	$0	0.50%	-21.6%	12/31/2022	$1.66	0	$0	0.25%	-21.4%	12/31/2022	$1.68	0	$0	0.00%	-21.2%
12/31/2021	2.09	0	0	0.50%	20.4%	12/31/2021	2.11	0	0	0.25%	20.7%	12/31/2021	2.13	0	0	0.00%	21.0%
12/31/2020	1.74	0	0	0.50%	44.2%	12/31/2020	1.75	0	0	0.25%	44.5%	12/31/2020	1.76	0	0	0.00%	44.9%
12/31/2019	1.20	0	0	0.50%	34.5%	12/31/2019	1.21	0	0	0.25%	34.8%	12/31/2019	1.21	0	0	0.00%	35.2%
12/31/2018	0.90	0	0	0.50%	-10.4%	12/31/2018	0.90	0	0	0.25%	-10.3%	12/31/2018	0.90	0	0	0.00%	-10.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Dividend Growth Fund I Class - 06-3W9

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$896,148	$869,591	13,666
Receivables: investments sold	-
Payables: investments purchased	(20,528)
Net assets	$875,620

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$875,620	611,693	$1.43
Band 100	-	-	1.45
Band 75	-	-	1.46
Band 50	-	-	1.47
Band 25	-	-	1.49
Band 0	-	-	1.50
Total	$875,620	611,693

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$7,744
Mortality & expense charges			(6,636)
Net investment income (loss)			1,108

Gain (loss) on investments:
Net realized gain (loss)			18,502
Realized gain distributions			23,210
Net change in unrealized appreciation (depreciation)			(64,055)
Net gain (loss)			(22,343)

Increase (decrease) in net assets from operations			$(21,235)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,108	$(1,054)
Net realized gain (loss)		18,502	38,727
Realized gain distributions		23,210	4,166
Net change in unrealized appreciation (depreciation)		(64,055)	27,049

Increase (decrease) in net assets from operations		(21,235)	68,888

Contract owner transactions:
Proceeds from units sold		693,391	29,276
Cost of units redeemed		(140,611)	(118,657)
Account charges		(1,252)	(1,396)
Increase (decrease)		551,528	(90,777)
Net increase (decrease)		530,293	(21,889)
Net assets, beginning		345,327	367,216
Net assets, ending		$875,620	$345,327

Units sold		498,404	20,319
Units redeemed		(100,901)	(90,008)
Net increase (decrease)		397,503	(69,689)
Units outstanding, beginning		214,190	283,879
Units outstanding, ending		611,693	214,190

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,246,326
Cost of units redeemed/account charges			(488,166)
Net investment income (loss)			393
Net realized gain (loss)			63,134
Realized gain distributions			27,376
Net change in unrealized appreciation (depreciation)			26,557
Net assets			$875,620

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.43	612	$876	1.25%	-11.2%	12/31/2022	$1.45	0	$0	1.00%	-11.0%	12/31/2022	$1.46	0	$0	0.75%	-10.8%
12/31/2021	1.61	214	345	1.25%	24.6%	12/31/2021	1.62	0	0	1.00%	24.9%	12/31/2021	1.63	0	0	0.75%	25.3%
12/31/2020	1.29	284	367	1.25%	12.7%	12/31/2020	1.30	0	0	1.00%	12.9%	12/31/2020	1.31	0	0	0.75%	13.2%
12/31/2019	1.15	0	0	1.25%	14.8%	12/31/2019	1.15	0	0	1.00%	15.0%	12/31/2019	1.15	0	0	0.75%	15.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.47	0	$0	0.50%	-10.5%	12/31/2022	$1.49	0	$0	0.25%	-10.3%	12/31/2022	$1.50	0	$0	0.00%	-10.1%
12/31/2021	1.65	0	0	0.50%	25.6%	12/31/2021	1.66	0	0	0.25%	25.9%	12/31/2021	1.67	0	0	0.00%	26.2%
12/31/2020	1.31	0	0	0.50%	13.5%	12/31/2020	1.32	0	0	0.25%	13.8%	12/31/2020	1.32	0	0	0.00%	14.1%
12/31/2019	1.15	0	0	0.50%	15.5%	12/31/2019	1.16	0	0	0.25%	15.7%	12/31/2019	1.16	0	0	0.00%	15.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.3%
2021	0.8%
2020	1.4%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TRowe Price Global Alloc Adv Advisor Class - 06-47X (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.09
Band 100	-	-	1.10
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.12
Band 0	-	-	1.13
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.09	0	$0	1.25%	-15.8%	12/31/2022	$1.10	0	$0	1.00%	-15.6%	12/31/2022	$1.10	0	$0	0.75%	-15.4%
12/31/2021	1.29	0	0	1.25%	7.5%	12/31/2021	1.30	0	0	1.00%	7.8%	12/31/2021	1.31	0	0	0.75%	8.0%
12/31/2020	1.20	0	0	1.25%	13.0%	12/31/2020	1.20	0	0	1.00%	13.3%	12/31/2020	1.21	0	0	0.75%	13.6%
12/31/2019	1.06	0	0	1.25%	6.2%	12/31/2019	1.06	0	0	1.00%	6.3%	12/31/2019	1.06	0	0	0.75%	6.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.11	0	$0	0.50%	-15.2%	12/31/2022	$1.12	0	$0	0.25%	-15.0%	12/31/2022	$1.13	0	$0	0.00%	-14.8%
12/31/2021	1.31	0	0	0.50%	8.3%	12/31/2021	1.32	0	0	0.25%	8.6%	12/31/2021	1.33	0	0	0.00%	8.9%
12/31/2020	1.21	0	0	0.50%	13.9%	12/31/2020	1.22	0	0	0.25%	14.2%	12/31/2020	1.22	0	0	0.00%	14.4%
12/31/2019	1.06	0	0	0.50%	6.5%	12/31/2019	1.07	0	0	0.25%	6.6%	12/31/2019	1.07	0	0	0.00%	6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Overseas Stock Fund I Class - 06-3RR

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,112,099	$1,122,602	99,303
Receivables: investments sold	-
Payables: investments purchased	(23,738)
Net assets	$1,088,361

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,088,361	936,538	$1.16
Band 100	-	-	1.17
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	-	-	1.22
Total	$1,088,361	936,538

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$26,939
Mortality & expense charges			(6,144)
Net investment income (loss)			20,795

Gain (loss) on investments:
Net realized gain (loss)			(9,704)
Realized gain distributions			860
Net change in unrealized appreciation (depreciation)			(11,257)
Net gain (loss)			(20,101)

Increase (decrease) in net assets from operations			$694

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$20,795	$(192)
Net realized gain (loss)		(9,704)	1,564
Realized gain distributions		860	-
Net change in unrealized appreciation (depreciation)		(11,257)	754

Increase (decrease) in net assets from operations		694	2,126

Contract owner transactions:
Proceeds from units sold		1,221,664	145,273
Cost of units redeemed		(155,731)	(125,529)
Account charges		(136)	-
Increase (decrease)		1,065,797	19,744
Net increase (decrease)		1,066,491	21,870
Net assets, beginning		21,870	-
Net assets, ending		$1,088,361	$21,870

Units sold		1,056,946	107,945
Units redeemed		(136,136)	(92,217)
Net increase (decrease)		920,810	15,728
Units outstanding, beginning		15,728	-
Units outstanding, ending		936,538	15,728

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,366,937
Cost of units redeemed/account charges			(281,396)
Net investment income (loss)			20,603
Net realized gain (loss)			(8,140)
Realized gain distributions			860
Net change in unrealized appreciation (depreciation)			(10,503)
Net assets			$1,088,361

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.16	937	$1,088	1.25%	-16.4%	12/31/2022	$1.17	0	$0	1.00%	-16.2%	12/31/2022	$1.19	0	$0	0.75%	-16.0%
12/31/2021	1.39	16	22	1.25%	11.0%	12/31/2021	1.40	0	0	1.00%	11.3%	12/31/2021	1.41	0	0	0.75%	11.6%
12/31/2020	1.25	0	0	1.25%	8.0%	12/31/2020	1.26	0	0	1.00%	8.2%	12/31/2020	1.26	0	0	0.75%	8.5%
12/31/2019	1.16	0	0	1.25%	16.0%	12/31/2019	1.16	0	0	1.00%	16.3%	12/31/2019	1.17	0	0	0.75%	16.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.20	0	$0	0.50%	-15.8%	12/31/2022	$1.21	0	$0	0.25%	-15.6%	12/31/2022	$1.22	0	$0	0.00%	-15.4%
12/31/2021	1.42	0	0	0.50%	11.9%	12/31/2021	1.43	0	0	0.25%	12.1%	12/31/2021	1.44	0	0	0.00%	12.4%
12/31/2020	1.27	0	0	0.50%	8.8%	12/31/2020	1.28	0	0	0.25%	9.0%	12/31/2020	1.28	0	0	0.00%	9.3%
12/31/2019	1.17	0	0	0.50%	16.8%	12/31/2019	1.17	0	0	0.25%	17.1%	12/31/2019	1.17	0	0	0.00%	17.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	4.9%
2021	7.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price New Horizons Fund IS Class - 06-3XK

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$262,943	$271,887	5,737
Receivables: investments sold	4,067
Payables: investments purchased	-
Net assets	$267,010

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$267,010	227,683	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.22
Band 0	-	-	1.23
Total	$267,010	227,683

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(647)
Net investment income (loss)			(647)

Gain (loss) on investments:
Net realized gain (loss)			(464)
Realized gain distributions			11,794
Net change in unrealized appreciation (depreciation)			(8,861)
Net gain (loss)			2,469

Increase (decrease) in net assets from operations			$1,822

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(647)	$-
Net realized gain (loss)		(464)	3
Realized gain distributions		11,794	74
Net change in unrealized appreciation (depreciation)		(8,861)	(83)

Increase (decrease) in net assets from operations		1,822	(6)

Contract owner transactions:
Proceeds from units sold		540,449	629
Cost of units redeemed		(275,797)	(86)
Account charges		(8)	(1)
Increase (decrease)		264,644	542
Net increase (decrease)		266,466	536
Net assets, beginning		544	8
Net assets, ending		$267,010	$544

Units sold		454,578	332
Units redeemed		(227,184)	(48)
Net increase (decrease)		227,394	284
Units outstanding, beginning		289	5
Units outstanding, ending		227,683	289

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$541,086
Cost of units redeemed/account charges			(275,892)
Net investment income (loss)			(647)
Net realized gain (loss)			(461)
Realized gain distributions			11,868
Net change in unrealized appreciation (depreciation)			(8,944)
Net assets			$267,010

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.17	228	$267	1.25%	-37.7%	12/31/2022	$1.18	0	$0	1.00%	-37.5%	12/31/2022	$1.19	0	$0	0.75%	-37.4%
12/31/2021	1.88	0	1	1.25%	8.5%	12/31/2021	1.89	0	0	1.00%	8.7%	12/31/2021	1.91	0	0	0.75%	9.0%
12/31/2020	1.74	0	0	1.25%	56.0%	12/31/2020	1.74	0	0	1.00%	56.3%	12/31/2020	1.75	0	0	0.75%	56.7%
12/31/2019	1.11	0	0	1.25%	11.3%	12/31/2019	1.11	0	0	1.00%	11.4%	12/31/2019	1.12	0	0	0.75%	11.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.20	0	$0	0.50%	-37.2%	12/31/2022	$1.22	0	$0	0.25%	-37.1%	12/31/2022	$1.23	0	$0	0.00%	-36.9%
12/31/2021	1.92	0	0	0.50%	9.3%	12/31/2021	1.93	0	0	0.25%	9.5%	12/31/2021	1.94	0	0	0.00%	9.8%
12/31/2020	1.76	0	0	0.50%	57.1%	12/31/2020	1.76	0	0	0.25%	57.5%	12/31/2020	1.77	0	0	0.00%	57.9%
12/31/2019	1.12	0	0	0.50%	11.8%	12/31/2019	1.12	0	0	0.25%	11.9%	12/31/2019	1.12	0	0	0.00%	12.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TRowe Price Global Alloc I Class - 06-47W

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$100,568	$122,746	7,822
Receivables: investments sold	24
Payables: investments purchased	-
Net assets	$100,592

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$100,592	91,421	$1.10
Band 100	-	-	1.11
Band 75	-	-	1.12
Band 50	-	-	1.13
Band 25	-	-	1.14
Band 0	-	-	1.15
Total	$100,592	91,421

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,884
Mortality & expense charges			(1,302)
Net investment income (loss)			582

Gain (loss) on investments:
Net realized gain (loss)			(1,542)
Realized gain distributions			1,458
Net change in unrealized appreciation (depreciation)			(19,222)
Net gain (loss)			(19,306)

Increase (decrease) in net assets from operations			$(18,724)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$582	$(121)
Net realized gain (loss)		(1,542)	2,129
Realized gain distributions		1,458	7,556
Net change in unrealized appreciation (depreciation)		(19,222)	(4,268)

Increase (decrease) in net assets from operations		(18,724)	5,296

Contract owner transactions:
Proceeds from units sold		6,140	261,480
Cost of units redeemed		(11,318)	(159,509)
Account charges		-	-
Increase (decrease)		(5,178)	101,971
Net increase (decrease)		(23,902)	107,267
Net assets, beginning		124,494	17,227
Net assets, ending		$100,592	$124,494

Units sold		5,399	209,834
Units redeemed		(9,523)	(128,560)
Net increase (decrease)		(4,124)	81,274
Units outstanding, beginning		95,545	14,271
Units outstanding, ending		91,421	95,545

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$283,415
Cost of units redeemed/account charges			(170,827)
Net investment income (loss)			558
Net realized gain (loss)			588
Realized gain distributions			9,036
Net change in unrealized appreciation (depreciation)			(22,178)
Net assets			$100,592

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.10	91	$101	1.25%	-15.6%	12/31/2022	$1.11	0	$0	1.00%	-15.3%	12/31/2022	$1.12	0	$0	0.75%	-15.1%
12/31/2021	1.30	96	124	1.25%	7.9%	12/31/2021	1.31	0	0	1.00%	8.2%	12/31/2021	1.32	0	0	0.75%	8.5%
12/31/2020	1.21	14	17	1.25%	13.5%	12/31/2020	1.21	0	0	1.00%	13.8%	12/31/2020	1.22	0	0	0.75%	14.0%
12/31/2019	1.06	0	0	1.25%	6.4%	12/31/2019	1.06	0	0	1.00%	6.5%	12/31/2019	1.07	0	0	0.75%	6.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.13	0	$0	0.50%	-14.9%	12/31/2022	$1.14	0	$0	0.25%	-14.7%	12/31/2022	$1.15	0	$0	0.00%	-14.5%
12/31/2021	1.33	0	0	0.50%	8.8%	12/31/2021	1.33	0	0	0.25%	9.0%	12/31/2021	1.34	0	0	0.00%	9.3%
12/31/2020	1.22	0	0	0.50%	14.3%	12/31/2020	1.22	0	0	0.25%	14.6%	12/31/2020	1.23	0	0	0.00%	14.9%
12/31/2019	1.07	0	0	0.50%	6.7%	12/31/2019	1.07	0	0	0.25%	6.7%	12/31/2019	1.07	0	0	0.00%	6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.7%
2021	1.8%
2020	1.9%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Blue Chip Growth Fund R Class - 06-720

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,634,347	$11,218,926	93,040
Receivables: investments sold	209,193
Payables: investments purchased	-
Net assets	$8,843,540

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,565,270	2,170,670	$3.95
Band 100	278,270	67,201	4.14
Band 75	-	-	4.35
Band 50	-	-	4.56
Band 25	-	-	4.79
Band 0	-	-	5.02
Total	$8,843,540	2,237,871

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(159,435)
Net investment income (loss)			(159,435)

Gain (loss) on investments:
Net realized gain (loss)			(11,868)
Realized gain distributions			534,696
Net change in unrealized appreciation (depreciation)			(7,519,203)
Net gain (loss)			(6,996,375)

Increase (decrease) in net assets from operations			$(7,155,810)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(159,435)	$(237,816)
Net realized gain (loss)		(11,868)	2,167,478
Realized gain distributions		534,696	1,668,391
Net change in unrealized appreciation (depreciation)		(7,519,203)	(751,538)

Increase (decrease) in net assets from operations		(7,155,810)	2,846,515

Contract owner transactions:
Proceeds from units sold		2,284,022	4,965,055
Cost of units redeemed		(5,171,770)	(6,326,211)
Account charges		(4,462)	(8,257)
Increase (decrease)		(2,892,210)	(1,369,413)
Net increase (decrease)		(10,048,020)	1,477,102
Net assets, beginning		18,891,560	17,414,458
Net assets, ending		$8,843,540	$18,891,560

Units sold		479,636	826,735
Units redeemed		(1,125,946)	(1,016,403)
Net increase (decrease)		(646,310)	(189,668)
Units outstanding, beginning		2,884,181	3,073,849
Units outstanding, ending		2,237,871	2,884,181

* Date of Fund Inception into Variable Account: 9 /15 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$77,905,594
Cost of units redeemed/account charges			(87,827,268)
Net investment income (loss)			(2,184,285)
Net realized gain (loss)			18,822,762
Realized gain distributions			4,711,316
Net change in unrealized appreciation (depreciation)			(2,584,579)
Net assets			$8,843,540

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.95	2,171	$8,565	1.25%	-39.7%	12/31/2022	$4.14	67	$278	1.00%	-39.5%	12/31/2022	$4.35	0	$0	0.75%	-39.4%
12/31/2021	6.54	2,798	18,299	1.25%	15.6%	12/31/2021	6.85	86	592	1.00%	15.9%	12/31/2021	7.17	0	0	0.75%	16.2%
12/31/2020	5.66	2,972	16,810	1.25%	32.4%	12/31/2020	5.91	102	605	1.00%	32.7%	12/31/2020	6.17	0	0	0.75%	33.0%
12/31/2019	4.27	2,905	12,416	1.25%	27.7%	12/31/2019	4.45	118	525	1.00%	28.0%	12/31/2019	4.64	0	0	0.75%	28.3%
12/31/2018	3.35	9,338	31,257	1.25%	0.2%	12/31/2018	3.48	149	517	1.00%	0.4%	12/31/2018	3.61	0	0	0.75%	0.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.56	0	$0	0.50%	-39.2%	12/31/2022	$4.79	0	$0	0.25%	-39.1%	12/31/2022	$5.02	0	$0	0.00%	-38.9%
12/31/2021	7.50	0	0	0.50%	16.5%	12/31/2021	7.85	0	0	0.25%	16.8%	12/31/2021	8.22	0	0	0.00%	17.1%
12/31/2020	6.44	0	0	0.50%	33.4%	12/31/2020	6.73	0	0	0.25%	33.7%	12/31/2020	7.02	0	0	0.00%	34.0%
12/31/2019	4.83	0	0	0.50%	28.6%	12/31/2019	5.03	0	0	0.25%	29.0%	12/31/2019	5.24	0	0	0.00%	29.3%
12/31/2018	3.75	0	0	0.50%	1.0%	12/31/2018	3.90	0	0	0.25%	1.2%	12/31/2018	4.05	125	506	0.00%	1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Emerging Markets Stock Fund Inst Class - 06-4PK (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.76
Band 100	-	-	0.76
Band 75	-	-	0.77
Band 50	-	-	0.77
Band 25	-	-	0.78
Band 0	-	-	0.78
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.76	0	$0	1.25%	-24.2%	12/31/2022	$0.76	0	$0	1.00%	-24.0%	12/31/2022	$0.77	0	$0	0.75%	-23.8%
12/31/2021	1.00	0	0	1.25%	-11.5%	12/31/2021	1.01	0	0	1.00%	-11.3%	12/31/2021	1.01	0	0	0.75%	-11.0%
12/31/2020	1.13	0	0	1.25%	13.2%	12/31/2020	1.13	0	0	1.00%	13.3%	12/31/2020	1.13	0	0	0.75%	13.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.77	0	$0	0.50%	-23.6%	12/31/2022	$0.78	0	$0	0.25%	-23.4%	12/31/2022	$0.78	0	$0	0.00%	-23.2%
12/31/2021	1.01	0	0	0.50%	-10.8%	12/31/2021	1.01	0	0	0.25%	-10.6%	12/31/2021	1.02	0	0	0.00%	-10.4%
12/31/2020	1.13	0	0	0.50%	13.4%	12/31/2020	1.13	0	0	0.25%	13.4%	12/31/2020	1.13	0	0	0.00%	13.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price Capital Appr I Class - 06-4GM

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$85,485	$100,348	2,794
Receivables: investments sold	-
Payables: investments purchased	(2,427)
Net assets	$83,058

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$83,058	71,662	$1.16
Band 100	-	-	1.17
Band 75	-	-	1.18
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$83,058	71,662

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,415
Mortality & expense charges			(1,007)
Net investment income (loss)			408

Gain (loss) on investments:
Net realized gain (loss)			(2,308)
Realized gain distributions			6,123
Net change in unrealized appreciation (depreciation)			(14,712)
Net gain (loss)			(10,897)

Increase (decrease) in net assets from operations			$(10,489)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$408	$221
Net realized gain (loss)		(2,308)	18
Realized gain distributions		6,123	6,082
Net change in unrealized appreciation (depreciation)		(14,712)	(151)

Increase (decrease) in net assets from operations		(10,489)	6,170

Contract owner transactions:
Proceeds from units sold		29,218	74,758
Cost of units redeemed		(16,599)	-
Account charges		-	-
Increase (decrease)		12,619	74,758
Net increase (decrease)		2,130	80,928
Net assets, beginning		80,928	-
Net assets, ending		$83,058	$80,928

Units sold		25,312	60,795
Units redeemed		(14,445)	-
Net increase (decrease)		10,867	60,795
Units outstanding, beginning		60,795	-
Units outstanding, ending		71,662	60,795

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$103,976
Cost of units redeemed/account charges			(16,599)
Net investment income (loss)			629
Net realized gain (loss)			(2,290)
Realized gain distributions			12,205
Net change in unrealized appreciation (depreciation)			(14,863)
Net assets			$83,058

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.16	72	$83	1.25%	-12.9%	12/31/2022	$1.17	0	$0	1.00%	-12.7%	12/31/2022	$1.18	0	$0	0.75%	-12.5%
12/31/2021	1.33	61	81	1.25%	17.2%	12/31/2021	1.34	0	0	1.00%	17.5%	12/31/2021	1.34	0	0	0.75%	17.8%
12/31/2020	1.14	0	0	1.25%	13.6%	12/31/2020	1.14	0	0	1.00%	13.9%	12/31/2020	1.14	0	0	0.75%	14.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.18	0	$0	0.50%	-12.3%	12/31/2022	$1.19	0	$0	0.25%	-12.1%	12/31/2022	$1.20	0	$0	0.00%	-11.8%
12/31/2021	1.35	0	0	0.50%	18.1%	12/31/2021	1.36	0	0	0.25%	18.4%	12/31/2021	1.36	0	0	0.00%	18.7%
12/31/2020	1.14	0	0	0.50%	14.4%	12/31/2020	1.15	0	0	0.25%	14.7%	12/31/2020	1.15	0	0	0.00%	14.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.7%
2021	2.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price Comm Tech I Class - 06-4GN (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.92
Band 100	-	-	0.93
Band 75	-	-	0.94
Band 50	-	-	0.94
Band 25	-	-	0.95
Band 0	-	-	0.96
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.92	0	$0	1.25%	-41.3%	12/31/2022	$0.93	0	$0	1.00%	-41.1%	12/31/2022	$0.94	0	$0	0.75%	-41.0%
12/31/2021	1.57	0	0	1.25%	8.4%	12/31/2021	1.58	0	0	1.00%	8.7%	12/31/2021	1.59	0	0	0.75%	9.0%
12/31/2020	1.45	0	0	1.25%	45.1%	12/31/2020	1.45	0	0	1.00%	45.5%	12/31/2020	1.46	0	0	0.75%	45.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.94	0	$0	0.50%	-40.8%	12/31/2022	$0.95	0	$0	0.25%	-40.7%	12/31/2022	$0.96	0	$0	0.00%	-40.5%
12/31/2021	1.60	0	0	0.50%	9.2%	12/31/2021	1.60	0	0	0.25%	9.5%	12/31/2021	1.61	0	0	0.00%	9.8%
12/31/2020	1.46	0	0	0.50%	46.2%	12/31/2020	1.47	0	0	0.25%	46.5%	12/31/2020	1.47	0	0	0.00%	46.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price Global Tech I Class - 06-4GP (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.77
Band 100	-	-	0.78
Band 75	-	-	0.78
Band 50	-	-	0.79
Band 25	-	-	0.79
Band 0	-	-	0.80
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.77	0	$0	1.25%	-56.0%	12/31/2022	$0.78	0	$0	1.00%	-55.9%	12/31/2022	$0.78	0	$0	0.75%	-55.8%
12/31/2021	1.75	0	0	1.25%	8.8%	12/31/2021	1.76	0	0	1.00%	9.0%	12/31/2021	1.77	0	0	0.75%	9.3%
12/31/2020	1.61	0	0	1.25%	61.3%	12/31/2020	1.62	0	0	1.00%	61.7%	12/31/2020	1.62	0	0	0.75%	62.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.79	0	$0	0.50%	-55.7%	12/31/2022	$0.79	0	$0	0.25%	-55.6%	12/31/2022	$0.80	0	$0	0.00%	-55.5%
12/31/2021	1.78	0	0	0.50%	9.6%	12/31/2021	1.79	0	0	0.25%	9.9%	12/31/2021	1.80	0	0	0.00%	10.1%
12/31/2020	1.62	0	0	0.50%	62.4%	12/31/2020	1.63	0	0	0.25%	62.8%	12/31/2020	1.63	0	0	0.00%	63.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price Health Science I Class - 06-4GC

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$545,917	$578,227	6,033
Receivables: investments sold	-
Payables: investments purchased	(3,443)
Net assets	$542,474

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$542,474	440,363	$1.23
Band 100	-	-	1.24
Band 75	-	-	1.25
Band 50	-	-	1.26
Band 25	-	-	1.27
Band 0	-	-	1.28
Total	$542,474	440,363

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(3,563)
Net investment income (loss)			(3,563)

Gain (loss) on investments:
Net realized gain (loss)			(2,670)
Realized gain distributions			9,549
Net change in unrealized appreciation (depreciation)			(43,787)
Net gain (loss)			(36,908)

Increase (decrease) in net assets from operations			$(40,471)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,563)	$(3,218)
Net realized gain (loss)		(2,670)	2,880
Realized gain distributions		9,549	20,096
Net change in unrealized appreciation (depreciation)		(43,787)	7,229

Increase (decrease) in net assets from operations		(40,471)	26,987

Contract owner transactions:
Proceeds from units sold		609,795	68,113
Cost of units redeemed		(316,922)	(41,190)
Account charges		(295)	(731)
Increase (decrease)		292,578	26,192
Net increase (decrease)		252,107	53,179
Net assets, beginning		290,367	237,188
Net assets, ending		$542,474	$290,367

Units sold		1,194,458	49,490
Units redeemed		(958,756)	(32,050)
Net increase (decrease)		235,702	17,440
Units outstanding, beginning		204,661	187,221
Units outstanding, ending		440,363	204,661

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,023,426
Cost of units redeemed/account charges			(481,359)
Net investment income (loss)			(7,128)
Net realized gain (loss)			229
Realized gain distributions			39,616
Net change in unrealized appreciation (depreciation)			(32,310)
Net assets			$542,474

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.23	440	$542	1.25%	-13.2%	12/31/2022	$1.24	0	$0	1.00%	-13.0%	12/31/2022	$1.25	0	$0	0.75%	-12.7%
12/31/2021	1.42	205	290	1.25%	12.0%	12/31/2021	1.43	0	0	1.00%	12.3%	12/31/2021	1.43	0	0	0.75%	12.5%
12/31/2020	1.27	187	237	1.25%	26.7%	12/31/2020	1.27	0	0	1.00%	27.0%	12/31/2020	1.27	0	0	0.75%	27.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.26	0	$0	0.50%	-12.5%	12/31/2022	$1.27	0	$0	0.25%	-12.3%	12/31/2022	$1.28	0	$0	0.00%	-12.1%
12/31/2021	1.44	0	0	0.50%	12.8%	12/31/2021	1.45	0	0	0.25%	13.1%	12/31/2021	1.45	0	0	0.00%	13.4%
12/31/2020	1.28	0	0	0.50%	27.6%	12/31/2020	1.28	0	0	0.25%	27.9%	12/31/2020	1.28	0	0	0.00%	28.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price New Era I Class - 06-4GR (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.30
Band 100	-	-	1.31
Band 75	-	-	1.32
Band 50	-	-	1.32
Band 25	-	-	1.33
Band 0	-	-	1.34
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.30	0	$0	1.25%	6.1%	12/31/2022	$1.31	0	$0	1.00%	6.3%	12/31/2022	$1.32	0	$0	0.75%	6.6%
12/31/2021	1.22	0	0	1.25%	24.0%	12/31/2021	1.23	0	0	1.00%	24.3%	12/31/2021	1.23	0	0	0.75%	24.6%
12/31/2020	0.99	0	0	1.25%	-1.4%	12/31/2020	0.99	0	0	1.00%	-1.2%	12/31/2020	0.99	0	0	0.75%	-1.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.32	0	$0	0.50%	6.9%	12/31/2022	$1.33	0	$0	0.25%	7.1%	12/31/2022	$1.34	0	$0	0.00%	7.4%
12/31/2021	1.24	0	0	0.50%	24.9%	12/31/2021	1.25	0	0	0.25%	25.2%	12/31/2021	1.25	0	0	0.00%	25.5%
12/31/2020	0.99	0	0	0.50%	-0.7%	12/31/2020	1.00	0	0	0.25%	-0.5%	12/31/2020	1.00	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price Small Cap Stck I Class - 06-4GT (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.06
Band 100	-	-	1.07
Band 75	-	-	1.08
Band 50	-	-	1.09
Band 25	-	-	1.09
Band 0	-	-	1.10
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.06	0	$0	1.25%	-24.3%	12/31/2022	$1.07	0	$0	1.00%	-24.1%	12/31/2022	$1.08	0	$0	0.75%	-23.9%
12/31/2021	1.40	0	0	1.25%	15.8%	12/31/2021	1.41	0	0	1.00%	16.1%	12/31/2021	1.42	0	0	0.75%	16.4%
12/31/2020	1.21	0	0	1.25%	21.3%	12/31/2020	1.22	0	0	1.00%	21.6%	12/31/2020	1.22	0	0	0.75%	21.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.09	0	$0	0.50%	-23.8%	12/31/2022	$1.09	0	$0	0.25%	-23.6%	12/31/2022	$1.10	0	$0	0.00%	-23.4%
12/31/2021	1.43	0	0	0.50%	16.7%	12/31/2021	1.43	0	0	0.25%	17.0%	12/31/2021	1.44	0	0	0.00%	17.3%
12/31/2020	1.22	0	0	0.50%	22.1%	12/31/2020	1.22	0	0	0.25%	22.4%	12/31/2020	1.23	0	0	0.00%	22.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price Spec Mod Gr I Inst Class - 06-4MP (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.18
Band 100	-	-	1.19
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	-	-	1.22
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /15 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.18	0	$0	1.25%	-20.5%	12/31/2022	$1.19	0	$0	1.00%	-20.3%	12/31/2022	$1.19	0	$0	0.75%	-20.1%
12/31/2021	1.48	0	0	1.25%	12.8%	12/31/2021	1.49	0	0	1.00%	13.1%	12/31/2021	1.50	0	0	0.75%	13.4%
12/31/2020	1.31	0	0	1.25%	31.5%	12/31/2020	1.32	0	0	1.00%	31.7%	12/31/2020	1.32	0	0	0.75%	31.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.20	0	$0	0.50%	-19.9%	12/31/2022	$1.21	0	$0	0.25%	-19.7%	12/31/2022	$1.22	0	$0	0.00%	-19.5%
12/31/2021	1.50	0	0	0.50%	13.7%	12/31/2021	1.51	0	0	0.25%	14.0%	12/31/2021	1.51	0	0	0.00%	14.3%
12/31/2020	1.32	0	0	0.50%	32.1%	12/31/2020	1.32	0	0	0.25%	32.3%	12/31/2020	1.32	0	0	0.00%	32.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price Value I Class - 06-4GV

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,221,086	$5,010,252	109,496
Receivables: investments sold	-
Payables: investments purchased	(15,344)
Net assets	$4,205,742

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,205,742	3,480,419	$1.21
Band 100	-	-	1.22
Band 75	-	-	1.23
Band 50	-	-	1.24
Band 25	-	-	1.24
Band 0	-	-	1.25
Total	$4,205,742	3,480,419

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$63,033
Mortality & expense charges			(52,726)
Net investment income (loss)			10,307

Gain (loss) on investments:
Net realized gain (loss)			(113,075)
Realized gain distributions			335,118
Net change in unrealized appreciation (depreciation)			(801,979)
Net gain (loss)			(579,936)

Increase (decrease) in net assets from operations			$(569,629)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$10,307	$3,573
Net realized gain (loss)		(113,075)	10,390
Realized gain distributions		335,118	149,921
Net change in unrealized appreciation (depreciation)		(801,979)	12,813

Increase (decrease) in net assets from operations		(569,629)	176,697

Contract owner transactions:
Proceeds from units sold		4,673,396	4,974,430
Cost of units redeemed		(4,854,733)	(188,283)
Account charges		(6,136)	-
Increase (decrease)		(187,473)	4,786,147
Net increase (decrease)		(757,102)	4,962,844
Net assets, beginning		4,962,844	-
Net assets, ending		$4,205,742	$4,962,844

Units sold		3,836,438	3,740,830
Units redeemed		(3,955,170)	(141,679)
Net increase (decrease)		(118,732)	3,599,151
Units outstanding, beginning		3,599,151	-
Units outstanding, ending		3,480,419	3,599,151

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$9,647,826
Cost of units redeemed/account charges			(5,049,152)
Net investment income (loss)			13,880
Net realized gain (loss)			(102,685)
Realized gain distributions			485,039
Net change in unrealized appreciation (depreciation)			(789,166)
Net assets			$4,205,742

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.21	3,480	$4,206	1.25%	-12.4%	12/31/2022	$1.22	0	$0	1.00%	-12.1%	12/31/2022	$1.23	0	$0	0.75%	-11.9%
12/31/2021	1.38	3,599	4,963	1.25%	28.4%	12/31/2021	1.39	0	0	1.00%	28.8%	12/31/2021	1.39	0	0	0.75%	29.1%
12/31/2020	1.07	0	0	1.25%	7.4%	12/31/2020	1.08	0	0	1.00%	7.6%	12/31/2020	1.08	0	0	0.75%	7.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.24	0	$0	0.50%	-11.7%	12/31/2022	$1.24	0	$0	0.25%	-11.5%	12/31/2022	$1.25	0	$0	0.00%	-11.3%
12/31/2021	1.40	0	0	0.50%	29.4%	12/31/2021	1.41	0	0	0.25%	29.7%	12/31/2021	1.41	0	0	0.00%	30.1%
12/31/2020	1.08	0	0	0.50%	8.1%	12/31/2020	1.08	0	0	0.25%	8.4%	12/31/2020	1.09	0	0	0.00%	8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.4%
2021	0.5%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price Div Mid Cap Gr Inst Class - 06-4TR

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$405,294	$423,414	11,236
Receivables: investments sold	-
Payables: investments purchased	(7,736)
Net assets	$397,558

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$397,558	462,945	$0.86
Band 100	-	-	0.86
Band 75	-	-	0.87
Band 50	-	-	0.87
Band 25	-	-	0.87
Band 0	-	-	0.88
Total	$397,558	462,945

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,138)
Net investment income (loss)			(2,138)

Gain (loss) on investments:
Net realized gain (loss)			(20)
Realized gain distributions			4,874
Net change in unrealized appreciation (depreciation)			(18,120)
Net gain (loss)			(13,266)

Increase (decrease) in net assets from operations			$(15,404)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,138)	$-
Net realized gain (loss)		(20)	-
Realized gain distributions		4,874	-
Net change in unrealized appreciation (depreciation)		(18,120)	-

Increase (decrease) in net assets from operations		(15,404)	-

Contract owner transactions:
Proceeds from units sold		606,071	-
Cost of units redeemed		(192,955)	-
Account charges		(154)	-
Increase (decrease)		412,962	-
Net increase (decrease)		397,558	-
Net assets, beginning		-	-
Net assets, ending		$397,558	$-

Units sold		674,088	-
Units redeemed		(211,143)	-
Net increase (decrease)		462,945	-
Units outstanding, beginning		-	-
Units outstanding, ending		462,945	-

* Date of Fund Inception into Variable Account: 3 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$606,071
Cost of units redeemed/account charges			(193,109)
Net investment income (loss)			(2,138)
Net realized gain (loss)			(20)
Realized gain distributions			4,874
Net change in unrealized appreciation (depreciation)			(18,120)
Net assets			$397,558

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.86	463	$398	1.25%	-25.4%	12/31/2022	$0.86	0	$0	1.00%	-25.2%	12/31/2022	$0.87	0	$0	0.75%	-25.0%
12/31/2021	1.15	0	0	1.25%	15.1%	12/31/2021	1.15	0	0	1.00%	15.4%	12/31/2021	1.16	0	0	0.75%	15.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.87	0	$0	0.50%	-24.9%	12/31/2022	$0.87	0	$0	0.25%	-24.7%	12/31/2022	$0.88	0	$0	0.00%	-24.5%
12/31/2021	1.16	0	0	0.50%	15.8%	12/31/2021	1.16	0	0	0.25%	16.1%	12/31/2021	1.16	0	0	0.00%	16.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price Glbl Multi Sector Bd I Class - 06-64T (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.82
Band 100	-	-	0.83
Band 75	-	-	0.83
Band 50	-	-	0.83
Band 25	-	-	0.83
Band 0	-	-	0.84
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /21 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.82	0	$0	1.25%	-17.1%	12/31/2022	$0.83	0	$0	1.00%	-16.9%	12/31/2022	$0.83	0	$0	0.75%	-16.7%
12/31/2021	0.99	0	0	1.25%	-0.6%	12/31/2021	0.99	0	0	1.00%	-0.5%	12/31/2021	1.00	0	0	0.75%	-0.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.83	0	$0	0.50%	-16.5%	12/31/2022	$0.83	0	$0	0.25%	-16.3%	12/31/2022	$0.84	0	$0	0.00%	-16.1%
12/31/2021	1.00	0	0	0.50%	-0.4%	12/31/2021	1.00	0	0	0.25%	-0.4%	12/31/2021	1.00	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price Intl Discovery - 06-63M

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$646,685	$738,093	10,938
Receivables: investments sold	-
Payables: investments purchased	(24,857)
Net assets	$621,828

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$621,828	961,271	$0.65
Band 100	-	-	0.65
Band 75	-	-	0.65
Band 50	-	-	0.65
Band 25	-	-	0.66
Band 0	-	-	0.66
Total	$621,828	961,271

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(5,409)
Net investment income (loss)			(5,409)

Gain (loss) on investments:
Net realized gain (loss)			(18,225)
Realized gain distributions			19,944
Net change in unrealized appreciation (depreciation)			(91,408)
Net gain (loss)			(89,689)

Increase (decrease) in net assets from operations			$(95,098)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,409)	$-
Net realized gain (loss)		(18,225)	-
Realized gain distributions		19,944	-
Net change in unrealized appreciation (depreciation)		(91,408)	-

Increase (decrease) in net assets from operations		(95,098)	-

Contract owner transactions:
Proceeds from units sold		821,061	-
Cost of units redeemed		(103,684)	-
Account charges		(451)	-
Increase (decrease)		716,926	-
Net increase (decrease)		621,828	-
Net assets, beginning		-	-
Net assets, ending		$621,828	$-

Units sold		1,128,455	-
Units redeemed		(167,184)	-
Net increase (decrease)		961,271	-
Units outstanding, beginning		-	-
Units outstanding, ending		961,271	-

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$821,061
Cost of units redeemed/account charges			(104,135)
Net investment income (loss)			(5,409)
Net realized gain (loss)			(18,225)
Realized gain distributions			19,944
Net change in unrealized appreciation (depreciation)			(91,408)
Net assets			$621,828

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.65	961	$622	1.25%	-31.2%	12/31/2022	$0.65	0	$0	1.00%	-31.0%	12/31/2022	$0.65	0	$0	0.75%	-30.9%
12/31/2021	0.94	0	0	1.25%	-6.0%	12/31/2021	0.94	0	0	1.00%	-5.9%	12/31/2021	0.94	0	0	0.75%	-5.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.65	0	$0	0.50%	-30.7%	12/31/2022	$0.66	0	$0	0.25%	-30.5%	12/31/2022	$0.66	0	$0	0.00%	-30.3%
12/31/2021	0.94	0	0	0.50%	-5.8%	12/31/2021	0.94	0	0	0.25%	-5.7%	12/31/2021	0.94	0	0	0.00%	-5.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price Ret 2065 Adv Class - 06-63R

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$92,116	$95,801	9,423
Receivables: investments sold	-
Payables: investments purchased	(425)
Net assets	$91,691

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$91,691	113,754	$0.81
Band 100	-	-	0.81
Band 75	-	-	0.81
Band 50	-	-	0.81
Band 25	-	-	0.82
Band 0	-	-	0.82
Total	$91,691	113,754

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$978
Mortality & expense charges			(599)
Net investment income (loss)			379

Gain (loss) on investments:
Net realized gain (loss)			(4,580)
Realized gain distributions			2,073
Net change in unrealized appreciation (depreciation)			(3,604)
Net gain (loss)			(6,111)

Increase (decrease) in net assets from operations			$(5,732)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$379	$26
Net realized gain (loss)		(4,580)	4
Realized gain distributions		2,073	90
Net change in unrealized appreciation (depreciation)		(3,604)	(81)

Increase (decrease) in net assets from operations		(5,732)	39

Contract owner transactions:
Proceeds from units sold		139,635	6,186
Cost of units redeemed		(46,008)	(107)
Account charges		(2,264)	(58)
Increase (decrease)		91,363	6,021
Net increase (decrease)		85,631	6,060
Net assets, beginning		6,060	-
Net assets, ending		$91,691	$6,060

Units sold		166,136	6,143
Units redeemed		(58,364)	(161)
Net increase (decrease)		107,772	5,982
Units outstanding, beginning		5,982	-
Units outstanding, ending		113,754	5,982

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$145,821
Cost of units redeemed/account charges			(48,437)
Net investment income (loss)			405
Net realized gain (loss)			(4,576)
Realized gain distributions			2,163
Net change in unrealized appreciation (depreciation)			(3,685)
Net assets			$91,691

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.81	114	$92	1.25%	-20.4%	12/31/2022	$0.81	0	$0	1.00%	-20.2%	12/31/2022	$0.81	0	$0	0.75%	-20.0%
12/31/2021	1.01	6	6	1.25%	1.3%	12/31/2021	1.01	0	0	1.00%	1.4%	12/31/2021	1.01	0	0	0.75%	1.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.81	0	$0	0.50%	-19.8%	12/31/2022	$0.82	0	$0	0.25%	-19.6%	12/31/2022	$0.82	0	$0	0.00%	-19.4%
12/31/2021	1.02	0	0	0.50%	1.5%	12/31/2021	1.02	0	0	0.25%	1.6%	12/31/2021	1.02	0	0	0.00%	1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.0%
2021	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price Ret 2065 R Class - 06-63W

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$31,614	$32,706	3,297
Receivables: investments sold	439
Payables: investments purchased	-
Net assets	$32,053

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$32,053	39,907	$0.80
Band 100	-	-	0.81
Band 75	-	-	0.81
Band 50	-	-	0.81
Band 25	-	-	0.81
Band 0	-	-	0.82
Total	$32,053	39,907

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$254
Mortality & expense charges			(191)
Net investment income (loss)			63

Gain (loss) on investments:
Net realized gain (loss)			(1,521)
Realized gain distributions			737
Net change in unrealized appreciation (depreciation)			(1,079)
Net gain (loss)			(1,863)

Increase (decrease) in net assets from operations			$(1,800)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$63	$6
Net realized gain (loss)		(1,521)	-
Realized gain distributions		737	30
Net change in unrealized appreciation (depreciation)		(1,079)	(13)

Increase (decrease) in net assets from operations		(1,800)	23

Contract owner transactions:
Proceeds from units sold		47,334	1,540
Cost of units redeemed		(14,695)	-
Account charges		(331)	(18)
Increase (decrease)		32,308	1,522
Net increase (decrease)		30,508	1,545
Net assets, beginning		1,545	-
Net assets, ending		$32,053	$1,545

Units sold		56,776	1,544
Units redeemed		(18,395)	(18)
Net increase (decrease)		38,381	1,526
Units outstanding, beginning		1,526	-
Units outstanding, ending		39,907	1,526

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$48,874
Cost of units redeemed/account charges			(15,044)
Net investment income (loss)			69
Net realized gain (loss)			(1,521)
Realized gain distributions			767
Net change in unrealized appreciation (depreciation)			(1,092)
Net assets			$32,053

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.80	40	$32	1.25%	-20.7%	12/31/2022	$0.81	0	$0	1.00%	-20.5%	12/31/2022	$0.81	0	$0	0.75%	-20.3%
12/31/2021	1.01	2	2	1.25%	1.3%	12/31/2021	1.01	0	0	1.00%	1.3%	12/31/2021	1.01	0	0	0.75%	1.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.81	0	$0	0.50%	-20.1%	12/31/2022	$0.81	0	$0	0.25%	-19.9%	12/31/2022	$0.82	0	$0	0.00%	-19.7%
12/31/2021	1.01	0	0	0.50%	1.5%	12/31/2021	1.02	0	0	0.25%	1.5%	12/31/2021	1.02	0	0	0.00%	1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.5%
2021	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price Ret 2065 Inst Class - 06-64G

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$379,039	$396,690	38,288
Receivables: investments sold	396
Payables: investments purchased	-
Net assets	$379,435

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$379,435	468,112	$0.81
Band 100	-	-	0.81
Band 75	-	-	0.82
Band 50	-	-	0.82
Band 25	-	-	0.82
Band 0	-	-	0.82
Total	$379,435	468,112

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$5,201
Mortality & expense charges			(2,052)
Net investment income (loss)			3,149

Gain (loss) on investments:
Net realized gain (loss)			(9,587)
Realized gain distributions			5,081
Net change in unrealized appreciation (depreciation)			(16,770)
Net gain (loss)			(21,276)

Increase (decrease) in net assets from operations			$(18,127)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,149	$271
Net realized gain (loss)		(9,587)	(12)
Realized gain distributions		5,081	586
Net change in unrealized appreciation (depreciation)		(16,770)	(881)

Increase (decrease) in net assets from operations		(18,127)	(36)

Contract owner transactions:
Proceeds from units sold		435,934	35,920
Cost of units redeemed		(65,478)	(507)
Account charges		(7,900)	(371)
Increase (decrease)		362,556	35,042
Net increase (decrease)		344,429	35,006
Net assets, beginning		35,006	-
Net assets, ending		$379,435	$35,006

Units sold		527,699	35,382
Units redeemed		(94,095)	(874)
Net increase (decrease)		433,604	34,508
Units outstanding, beginning		34,508	-
Units outstanding, ending		468,112	34,508

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$471,854
Cost of units redeemed/account charges			(74,256)
Net investment income (loss)			3,420
Net realized gain (loss)			(9,599)
Realized gain distributions			5,667
Net change in unrealized appreciation (depreciation)			(17,651)
Net assets			$379,435

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.81	468	$379	1.25%	-20.1%	12/31/2022	$0.81	0	$0	1.00%	-19.9%	12/31/2022	$0.82	0	$0	0.75%	-19.7%
12/31/2021	1.01	35	35	1.25%	1.4%	12/31/2021	1.02	0	0	1.00%	1.5%	12/31/2021	1.02	0	0	0.75%	1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.82	0	$0	0.50%	-19.5%	12/31/2022	$0.82	0	$0	0.25%	-19.3%	12/31/2022	$0.82	0	$0	0.00%	-19.1%
12/31/2021	1.02	0	0	0.50%	1.7%	12/31/2021	1.02	0	0	0.25%	1.7%	12/31/2021	1.02	0	0	0.00%	1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.5%
2021	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Equity Income Fund R Class - 06-775

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,624,736	$4,514,789	142,117
Receivables: investments sold	-
Payables: investments purchased	(5,922)
Net assets	$4,618,814

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,856,411	502,136	$3.70
Band 100	2,139,155	551,431	3.88
Band 75	-	-	4.07
Band 50	623,248	145,917	4.27
Band 25	-	-	4.48
Band 0	-	-	4.73
Total	$4,618,814	1,199,484

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$77,357
Mortality & expense charges			(53,527)
Net investment income (loss)			23,830

Gain (loss) on investments:
Net realized gain (loss)			143,320
Realized gain distributions			197,499
Net change in unrealized appreciation (depreciation)			(631,155)
Net gain (loss)			(290,336)

Increase (decrease) in net assets from operations			$(266,506)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$23,830	$8,506
Net realized gain (loss)		143,320	74,364
Realized gain distributions		197,499	404,072
Net change in unrealized appreciation (depreciation)		(631,155)	719,970

Increase (decrease) in net assets from operations		(266,506)	1,206,912

Contract owner transactions:
Proceeds from units sold		108,438	239,561
Cost of units redeemed		(1,361,474)	(481,507)
Account charges		(822)	(793)
Increase (decrease)		(1,253,858)	(242,739)
Net increase (decrease)		(1,520,364)	964,173
Net assets, beginning		6,139,178	5,175,005
Net assets, ending		$4,618,814	$6,139,178

Units sold		34,373	82,954
Units redeemed		(353,680)	(146,037)
Net increase (decrease)		(319,307)	(63,083)
Units outstanding, beginning		1,518,791	1,581,874
Units outstanding, ending		1,199,484	1,518,791

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$43,823,362
Cost of units redeemed/account charges			(48,420,996)
Net investment income (loss)			626,599
Net realized gain (loss)			3,181,848
Realized gain distributions			5,298,054
Net change in unrealized appreciation (depreciation)			109,947
Net assets			$4,618,814

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.70	502	$1,856	1.25%	-5.0%	12/31/2022	$3.88	551	$2,139	1.00%	-4.8%	12/31/2022	$4.07	0	$0	0.75%	-4.5%
12/31/2021	3.89	720	2,802	1.25%	23.4%	12/31/2021	4.07	584	2,380	1.00%	23.7%	12/31/2021	4.26	0	0	0.75%	24.0%
12/31/2020	3.15	724	2,284	1.25%	-0.5%	12/31/2020	3.29	637	2,097	1.00%	-0.3%	12/31/2020	3.44	0	0	0.75%	0.0%
12/31/2019	3.17	854	2,707	1.25%	24.3%	12/31/2019	3.30	771	2,545	1.00%	24.6%	12/31/2019	3.44	0	0	0.75%	25.0%
12/31/2018	2.55	1,024	2,612	1.25%	-11.0%	12/31/2018	2.65	864	2,288	1.00%	-10.7%	12/31/2018	2.75	0	0	0.75%	-10.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.27	146	$623	0.50%	-4.3%	12/31/2022	$4.48	0	$0	0.25%	-4.0%	12/31/2022	$4.73	0	$0	0.00%	-3.8%
12/31/2021	4.46	215	957	0.50%	24.3%	12/31/2021	4.67	0	0	0.25%	24.6%	12/31/2021	4.92	0	0	0.00%	24.9%
12/31/2020	3.59	221	795	0.50%	0.2%	12/31/2020	3.75	0	0	0.25%	0.5%	12/31/2020	3.94	0	0	0.00%	0.7%
12/31/2019	3.58	286	1,025	0.50%	25.3%	12/31/2019	3.73	0	0	0.25%	25.6%	12/31/2019	3.91	0	0	0.00%	25.9%
12/31/2018	2.86	298	852	0.50%	-10.3%	12/31/2018	2.97	0	0	0.25%	-10.1%	12/31/2018	3.10	0	0	0.00%	-9.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.4%
2021	1.2%
2020	1.5%
2019	1.8%
2018	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Equity Income Portfolio - 06-580

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$29,346,014	$28,502,855	1,085,572
Receivables: investments sold	-
Payables: investments purchased	(24,699)
Net assets	$29,321,315

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$29,321,315	3,863,022	$7.59
Band 100	-	-	7.96
Band 75	-	-	8.36
Band 50	-	-	8.77
Band 25	-	-	9.20
Band 0	-	-	10.74
Total	$29,321,315	3,863,022

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$644,486
Mortality & expense charges			(436,409)
Net investment income (loss)			208,077

Gain (loss) on investments:
Net realized gain (loss)			411,361
Realized gain distributions			1,519,144
Net change in unrealized appreciation (depreciation)			(4,427,898)
Net gain (loss)			(2,497,393)

Increase (decrease) in net assets from operations			$(2,289,316)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$208,077	$117,269
Net realized gain (loss)		411,361	626,170
Realized gain distributions		1,519,144	2,719,042
Net change in unrealized appreciation (depreciation)		(4,427,898)	4,416,659

Increase (decrease) in net assets from operations		(2,289,316)	7,879,140

Contract owner transactions:
Proceeds from units sold		1,823,254	1,964,255
Cost of units redeemed		(9,194,617)	(5,283,274)
Account charges		(5,087)	(4,793)
Increase (decrease)		(7,376,450)	(3,323,812)
Net increase (decrease)		(9,665,766)	4,555,328
Net assets, beginning		38,987,081	34,431,753
Net assets, ending		$29,321,315	$38,987,081

Units sold		258,274	274,858
Units redeemed		(1,298,501)	(740,825)
Net increase (decrease)		(1,040,227)	(465,967)
Units outstanding, beginning		4,903,249	5,369,216
Units outstanding, ending		3,863,022	4,903,249

* Date of Fund Inception into Variable Account: 4 /28 /1995
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$372,292,595
Cost of units redeemed/account charges			(444,066,631)
Net investment income (loss)			17,472,798
Net realized gain (loss)			40,908,825
Realized gain distributions			41,870,569
Net change in unrealized appreciation (depreciation)			843,159
Net assets			$29,321,315

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$7.59	3,863	$29,321	1.25%	-4.5%	12/31/2022	$7.96	0	$0	1.00%	-4.3%	12/31/2022	$8.36	0	$0	0.75%	-4.1%
12/31/2021	7.95	4,903	38,987	1.25%	24.0%	12/31/2021	8.32	0	0	1.00%	24.3%	12/31/2021	8.71	0	0	0.75%	24.6%
12/31/2020	6.41	5,369	34,432	1.25%	-0.1%	12/31/2020	6.70	0	0	1.00%	0.2%	12/31/2020	6.99	0	0	0.75%	0.4%
12/31/2019	6.42	6,111	39,216	1.25%	24.8%	12/31/2019	6.68	0	0	1.00%	25.1%	12/31/2019	6.96	0	0	0.75%	25.5%
12/31/2018	5.14	6,902	35,485	1.25%	-10.6%	12/31/2018	5.34	0	0	1.00%	-10.4%	12/31/2018	5.55	0	0	0.75%	-10.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$8.77	0	$0	0.50%	-3.8%	12/31/2022	$9.20	0	$0	0.25%	-3.6%	12/31/2022	$10.74	0	$0	0.00%	-3.3%
12/31/2021	9.12	0	0	0.50%	24.9%	12/31/2021	9.54	0	0	0.25%	25.2%	12/31/2021	11.11	0	0	0.00%	25.5%
12/31/2020	7.30	0	0	0.50%	0.7%	12/31/2020	7.62	0	0	0.25%	0.9%	12/31/2020	8.85	0	0	0.00%	1.2%
12/31/2019	7.25	0	0	0.50%	25.8%	12/31/2019	7.55	0	0	0.25%	26.1%	12/31/2019	8.74	0	0	0.00%	26.4%
12/31/2018	5.76	0	0	0.50%	-10.0%	12/31/2018	5.99	0	0	0.25%	-9.7%	12/31/2018	6.92	0	0	0.00%	-9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.9%
2021	1.6%
2020	2.0%
2019	2.3%
2018	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg Smid Growth R3 Class - 06-985

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$475,687	$727,067	22,341
Receivables: investments sold	-
Payables: investments purchased	(43)
Net assets	$475,644

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$402,634	163,181	$2.47
Band 100	73,010	28,284	2.58
Band 75	-	-	2.70
Band 50	-	-	2.83
Band 25	-	-	2.96
Band 0	-	-	3.09
Total	$475,644	191,465

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(6,092)
Net investment income (loss)			(6,092)

Gain (loss) on investments:
Net realized gain (loss)			(12,099)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(228,092)
Net gain (loss)			(240,191)

Increase (decrease) in net assets from operations			$(246,283)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,092)	$(9,381)
Net realized gain (loss)		(12,099)	27,615
Realized gain distributions		-	270,079
Net change in unrealized appreciation (depreciation)		(228,092)	(334,819)

Increase (decrease) in net assets from operations		(246,283)	(46,506)

Contract owner transactions:
Proceeds from units sold		36,356	57,099
Cost of units redeemed		(38,944)	(79,284)
Account charges		(132)	(169)
Increase (decrease)		(2,720)	(22,354)
Net increase (decrease)		(249,003)	(68,860)
Net assets, beginning		724,647	793,507
Net assets, ending		$475,644	$724,647

Units sold		14,800	13,617
Units redeemed		(12,899)	(19,538)
Net increase (decrease)		1,901	(5,921)
Units outstanding, beginning		189,564	195,485
Units outstanding, ending		191,465	189,564

* Date of Fund Inception into Variable Account: 12 /13 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$17,112,420
Cost of units redeemed/account charges			(17,770,078)
Net investment income (loss)			(351,101)
Net realized gain (loss)			1,337,409
Realized gain distributions			398,374
Net change in unrealized appreciation (depreciation)			(251,380)
Net assets			$475,644

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.47	163	$403	1.25%	-35.0%	12/31/2022	$2.58	28	$73	1.00%	-34.9%	12/31/2022	$2.70	0	$0	0.75%	-34.7%
12/31/2021	3.80	161	610	1.25%	-5.7%	12/31/2021	3.96	29	114	1.00%	-5.4%	12/31/2021	4.14	0	0	0.75%	-5.2%
12/31/2020	4.03	155	626	1.25%	39.6%	12/31/2020	4.19	40	168	1.00%	40.0%	12/31/2020	4.36	0	0	0.75%	40.3%
12/31/2019	2.88	266	766	1.25%	27.1%	12/31/2019	2.99	40	121	1.00%	27.4%	12/31/2019	3.11	0	0	0.75%	27.8%
12/31/2018	2.27	312	707	1.25%	-3.9%	12/31/2018	2.35	42	98	1.00%	-3.7%	12/31/2018	2.43	0	0	0.75%	-3.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.83	0	$0	0.50%	-34.5%	12/31/2022	$2.96	0	$0	0.25%	-34.4%	12/31/2022	$3.09	0	$0	0.00%	-34.2%
12/31/2021	4.32	0	0	0.50%	-5.0%	12/31/2021	4.50	0	0	0.25%	-4.7%	12/31/2021	4.70	0	0	0.00%	-4.5%
12/31/2020	4.54	0	0	0.50%	40.7%	12/31/2020	4.73	0	0	0.25%	41.0%	12/31/2020	4.92	0	0	0.00%	41.4%
12/31/2019	3.23	0	0	0.50%	28.1%	12/31/2019	3.35	0	0	0.25%	28.4%	12/31/2019	3.48	0	0	0.00%	28.7%
12/31/2018	2.52	0	0	0.50%	-3.2%	12/31/2018	2.61	0	0	0.25%	-3.0%	12/31/2018	2.70	0	0	0.00%	-2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg International Value Fund R5 Class - 06-316

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,128,020	$1,231,896	49,667
Receivables: investments sold	-
Payables: investments purchased	(32,351)
Net assets	$1,095,669

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,095,669	812,171	$1.35
Band 100	-	-	1.40
Band 75	-	-	1.46
Band 50	-	-	1.52
Band 25	-	-	1.58
Band 0	-	-	1.64
Total	$1,095,669	812,171

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$22,100
Mortality & expense charges			(15,656)
Net investment income (loss)			6,444

Gain (loss) on investments:
Net realized gain (loss)			(463,099)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			114,912
Net gain (loss)			(348,187)

Increase (decrease) in net assets from operations			$(341,743)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,444	$4,897
Net realized gain (loss)		(463,099)	855
Realized gain distributions		-	299,071
Net change in unrealized appreciation (depreciation)		114,912	(279,357)

Increase (decrease) in net assets from operations		(341,743)	25,466

Contract owner transactions:
Proceeds from units sold		1,472,297	2,365,864
Cost of units redeemed		(2,150,237)	(771,399)
Account charges		(2,753)	(9,977)
Increase (decrease)		(680,693)	1,584,488
Net increase (decrease)		(1,022,436)	1,609,954
Net assets, beginning		2,118,105	508,151
Net assets, ending		$1,095,669	$2,118,105

Units sold		1,002,563	1,467,242
Units redeemed		(1,481,501)	(505,187)
Net increase (decrease)		(478,938)	962,055
Units outstanding, beginning		1,291,109	329,054
Units outstanding, ending		812,171	1,291,109

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$41,942,981
Cost of units redeemed/account charges			(40,674,455)
Net investment income (loss)			76,854
Net realized gain (loss)			(1,338,478)
Realized gain distributions			1,192,643
Net change in unrealized appreciation (depreciation)			(103,876)
Net assets			$1,095,669

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.35	812	$1,096	1.25%	-17.8%	12/31/2022	$1.40	0	$0	1.00%	-17.6%	12/31/2022	$1.46	0	$0	0.75%	-17.4%
12/31/2021	1.64	1,291	2,118	1.25%	6.2%	12/31/2021	1.70	0	0	1.00%	6.5%	12/31/2021	1.76	0	0	0.75%	6.8%
12/31/2020	1.54	329	508	1.25%	21.0%	12/31/2020	1.60	0	0	1.00%	21.3%	12/31/2020	1.65	0	0	0.75%	21.7%
12/31/2019	1.28	319	407	1.25%	27.4%	12/31/2019	1.32	0	0	1.00%	27.7%	12/31/2019	1.36	0	0	0.75%	28.1%
12/31/2018	1.00	394	395	1.25%	-20.9%	12/31/2018	1.03	0	0	1.00%	-20.7%	12/31/2018	1.06	0	0	0.75%	-20.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.52	0	$0	0.50%	-17.1%	12/31/2022	$1.58	0	$0	0.25%	-16.9%	12/31/2022	$1.64	0	$0	0.00%	-16.7%
12/31/2021	1.83	0	0	0.50%	7.0%	12/31/2021	1.90	0	0	0.25%	7.3%	12/31/2021	1.97	0	0	0.00%	7.6%
12/31/2020	1.71	0	0	0.50%	22.0%	12/31/2020	1.77	0	0	0.25%	22.3%	12/31/2020	1.83	0	0	0.00%	22.6%
12/31/2019	1.40	0	0	0.50%	28.4%	12/31/2019	1.45	0	0	0.25%	28.7%	12/31/2019	1.49	0	0	0.00%	29.0%
12/31/2018	1.09	0	0	0.50%	-20.3%	12/31/2018	1.12	0	0	0.25%	-20.1%	12/31/2018	1.16	0	0	0.00%	-19.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.4%
2021	2.3%
2020	0.4%
2019	1.1%
2018	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg International Value Fund R3 Class - 06-990

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,194,581	$1,514,622	51,408
Receivables: investments sold	-
Payables: investments purchased	(104,718)
Net assets	$1,089,863

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$904,838	431,921	$2.09
Band 100	185,025	84,424	2.19
Band 75	-	-	2.29
Band 50	-	-	2.40
Band 25	-	-	2.51
Band 0	-	-	2.63
Total	$1,089,863	516,345

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$18,687
Mortality & expense charges			(16,462)
Net investment income (loss)			2,225

Gain (loss) on investments:
Net realized gain (loss)			(199,951)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(169,775)
Net gain (loss)			(369,726)

Increase (decrease) in net assets from operations			$(367,501)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,225	$(4,472)
Net realized gain (loss)		(199,951)	235,809
Realized gain distributions		-	240,921
Net change in unrealized appreciation (depreciation)		(169,775)	(323,462)

Increase (decrease) in net assets from operations		(367,501)	148,796

Contract owner transactions:
Proceeds from units sold		236,997	1,499,596
Cost of units redeemed		(794,226)	(1,424,345)
Account charges		(2,630)	(4,093)
Increase (decrease)		(559,859)	71,158
Net increase (decrease)		(927,360)	219,954
Net assets, beginning		2,017,223	1,797,269
Net assets, ending		$1,089,863	$2,017,223

Units sold		110,183	532,511
Units redeemed		(377,447)	(486,794)
Net increase (decrease)		(267,264)	45,717
Units outstanding, beginning		783,609	737,892
Units outstanding, ending		516,345	783,609

* Date of Fund Inception into Variable Account: 12 /13 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$31,917,607
Cost of units redeemed/account charges			(34,105,411)
Net investment income (loss)			(282,664)
Net realized gain (loss)			1,467,001
Realized gain distributions			2,413,371
Net change in unrealized appreciation (depreciation)			(320,041)
Net assets			$1,089,863

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.09	432	$905	1.25%	-18.2%	12/31/2022	$2.19	84	$185	1.00%	-18.0%	12/31/2022	$2.29	0	$0	0.75%	-17.7%
12/31/2021	2.56	681	1,744	1.25%	5.8%	12/31/2021	2.67	102	273	1.00%	6.0%	12/31/2021	2.79	0	0	0.75%	6.3%
12/31/2020	2.42	623	1,507	1.25%	21.1%	12/31/2020	2.52	115	290	1.00%	21.4%	12/31/2020	2.62	0	0	0.75%	21.7%
12/31/2019	2.00	675	1,349	1.25%	26.8%	12/31/2019	2.07	147	305	1.00%	27.1%	12/31/2019	2.15	0	0	0.75%	27.4%
12/31/2018	1.58	765	1,205	1.25%	-21.2%	12/31/2018	1.63	172	281	1.00%	-21.0%	12/31/2018	1.69	0	0	0.75%	-20.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.40	0	$0	0.50%	-17.5%	12/31/2022	$2.51	0	$0	0.25%	-17.3%	12/31/2022	$2.63	0	$0	0.00%	-17.1%
12/31/2021	2.91	0	0	0.50%	6.6%	12/31/2021	3.04	0	0	0.25%	6.8%	12/31/2021	3.17	0	0	0.00%	7.1%
12/31/2020	2.73	0	0	0.50%	22.0%	12/31/2020	2.84	0	0	0.25%	22.3%	12/31/2020	2.96	0	0	0.00%	22.7%
12/31/2019	2.24	0	0	0.50%	27.7%	12/31/2019	2.32	0	0	0.25%	28.1%	12/31/2019	2.41	0	0	0.00%	28.4%
12/31/2018	1.75	0	0	0.50%	-20.6%	12/31/2018	1.81	0	0	0.25%	-20.4%	12/31/2018	1.88	0	0	0.00%	-20.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.2%
2021	1.1%
2020	-0.4%
2019	1.1%
2018	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg Investment Income Builder Fund R5 Class - 06-986

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$198,350	$202,843	9,078
Receivables: investments sold	-
Payables: investments purchased	(4,077)
Net assets	$194,273

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$194,273	96,020	$2.02
Band 100	-	-	2.09
Band 75	-	-	2.15
Band 50	-	-	2.22
Band 25	-	-	2.29
Band 0	-	-	2.37
Total	$194,273	96,020

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$10,262
Mortality & expense charges			(2,457)
Net investment income (loss)			7,805

Gain (loss) on investments:
Net realized gain (loss)			494
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(27,498)
Net gain (loss)			(27,004)

Increase (decrease) in net assets from operations			$(19,199)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,805	$9,565
Net realized gain (loss)		494	18,828
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(27,498)	10,025

Increase (decrease) in net assets from operations		(19,199)	38,418

Contract owner transactions:
Proceeds from units sold		20,910	18,480
Cost of units redeemed		(15,867)	(105,233)
Account charges		(363)	(427)
Increase (decrease)		4,680	(87,180)
Net increase (decrease)		(14,519)	(48,762)
Net assets, beginning		208,792	257,554
Net assets, ending		$194,273	$208,792

Units sold		10,188	37,975
Units redeemed		(7,831)	(81,563)
Net increase (decrease)		2,357	(43,588)
Units outstanding, beginning		93,663	137,251
Units outstanding, ending		96,020	93,663

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$3,816,256
Cost of units redeemed/account charges			(3,832,342)
Net investment income (loss)			175,698
Net realized gain (loss)			39,154
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(4,493)
Net assets			$194,273

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.02	96	$194	1.25%	-9.2%	12/31/2022	$2.09	0	$0	1.00%	-9.0%	12/31/2022	$2.15	0	$0	0.75%	-8.8%
12/31/2021	2.23	94	209	1.25%	18.8%	12/31/2021	2.29	0	0	1.00%	19.1%	12/31/2021	2.36	0	0	0.75%	19.4%
12/31/2020	1.88	137	258	1.25%	-1.8%	12/31/2020	1.93	0	0	1.00%	-1.6%	12/31/2020	1.98	0	0	0.75%	-1.3%
12/31/2019	1.91	266	509	1.25%	16.5%	12/31/2019	1.96	0	0	1.00%	16.8%	12/31/2019	2.01	0	0	0.75%	17.1%
12/31/2018	1.64	293	481	1.25%	-5.7%	12/31/2018	1.68	0	0	1.00%	-5.5%	12/31/2018	1.71	0	0	0.75%	-5.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.22	0	$0	0.50%	-8.6%	12/31/2022	$2.29	0	$0	0.25%	-8.3%	12/31/2022	$2.37	0	$0	0.00%	-8.1%
12/31/2021	2.43	0	0	0.50%	19.7%	12/31/2021	2.50	0	0	0.25%	20.0%	12/31/2021	2.58	0	0	0.00%	20.3%
12/31/2020	2.03	0	0	0.50%	-1.1%	12/31/2020	2.09	0	0	0.25%	-0.8%	12/31/2020	2.14	0	0	0.00%	-0.6%
12/31/2019	2.05	0	0	0.50%	17.4%	12/31/2019	2.10	0	0	0.25%	17.7%	12/31/2019	2.15	0	0	0.00%	18.0%
12/31/2018	1.75	0	0	0.50%	-5.0%	12/31/2018	1.79	0	0	0.25%	-4.8%	12/31/2018	1.83	0	0	0.00%	-4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	5.1%
2021	5.4%
2020	5.6%
2019	4.7%
2018	4.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg Investment Income Builder Fund R3 Class - 06-987

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$136,476	$139,218	6,427
Receivables: investments sold	40
Payables: investments purchased	-
Net assets	$136,516

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$71,285	37,566	$1.90
Band 100	65,231	33,310	1.96
Band 75	-	-	2.02
Band 50	-	-	2.09
Band 25	-	-	2.15
Band 0	-	-	2.22
Total	$136,516	70,876

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$7,902
Mortality & expense charges			(2,002)
Net investment income (loss)			5,900

Gain (loss) on investments:
Net realized gain (loss)			28,882
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(53,970)
Net gain (loss)			(25,088)

Increase (decrease) in net assets from operations			$(19,188)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,900	$14,346
Net realized gain (loss)		28,882	5,864
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(53,970)	42,623

Increase (decrease) in net assets from operations		(19,188)	62,833

Contract owner transactions:
Proceeds from units sold		7,779	35,674
Cost of units redeemed		(249,700)	(46,810)
Account charges		(63)	(103)
Increase (decrease)		(241,984)	(11,239)
Net increase (decrease)		(261,172)	51,594
Net assets, beginning		397,688	346,094
Net assets, ending		$136,516	$397,688

Units sold		4,241	20,564
Units redeemed		(121,333)	(26,078)
Net increase (decrease)		(117,092)	(5,514)
Units outstanding, beginning		187,968	193,482
Units outstanding, ending		70,876	187,968

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,465,134
Cost of units redeemed/account charges			(2,472,788)
Net investment income (loss)			180,834
Net realized gain (loss)			(33,922)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(2,742)
Net assets			$136,516

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.90	38	$71	1.25%	-9.8%	12/31/2022	$1.96	33	$65	1.00%	-9.5%	12/31/2022	$2.02	0	$0	0.75%	-9.3%
12/31/2021	2.10	148	312	1.25%	18.2%	12/31/2021	2.16	40	86	1.00%	18.5%	12/31/2021	2.23	0	0	0.75%	18.8%
12/31/2020	1.78	154	273	1.25%	-2.3%	12/31/2020	1.83	40	73	1.00%	-2.1%	12/31/2020	1.88	0	0	0.75%	-1.8%
12/31/2019	1.82	157	286	1.25%	15.9%	12/31/2019	1.87	40	74	1.00%	16.2%	12/31/2019	1.91	0	0	0.75%	16.5%
12/31/2018	1.57	198	311	1.25%	-6.3%	12/31/2018	1.60	37	59	1.00%	-6.0%	12/31/2018	1.64	0	0	0.75%	-5.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.09	0	$0	0.50%	-9.1%	12/31/2022	$2.15	0	$0	0.25%	-8.8%	12/31/2022	$2.22	0	$0	0.00%	-8.6%
12/31/2021	2.29	0	0	0.50%	19.1%	12/31/2021	2.36	0	0	0.25%	19.4%	12/31/2021	2.43	0	0	0.00%	19.7%
12/31/2020	1.93	0	0	0.50%	-1.6%	12/31/2020	1.98	0	0	0.25%	-1.3%	12/31/2020	2.03	0	0	0.00%	-1.1%
12/31/2019	1.96	0	0	0.50%	16.8%	12/31/2019	2.00	0	0	0.25%	17.1%	12/31/2019	2.05	0	0	0.00%	17.4%
12/31/2018	1.68	0	0	0.50%	-5.5%	12/31/2018	1.71	0	0	0.25%	-5.3%	12/31/2018	1.75	0	0	0.00%	-5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.0%
2021	5.1%
2020	3.7%
2019	4.2%
2018	3.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg Limited Term Income Fund R3 Class - 06-995

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,974,215	$3,159,693	271,770
Receivables: investments sold	412,042
Payables: investments purchased	-
Net assets	$3,386,257

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,177,674	2,353,745	$1.35
Band 100	208,583	147,678	1.41
Band 75	-	-	1.48
Band 50	-	-	1.54
Band 25	-	-	1.62
Band 0	-	-	1.69
Total	$3,386,257	2,501,423

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$59,432
Mortality & expense charges			(38,943)
Net investment income (loss)			20,489

Gain (loss) on investments:
Net realized gain (loss)			(144,245)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(162,213)
Net gain (loss)			(306,458)

Increase (decrease) in net assets from operations			$(285,969)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$20,489	$(1,231)
Net realized gain (loss)		(144,245)	39,809
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(162,213)	(122,767)

Increase (decrease) in net assets from operations		(285,969)	(84,189)

Contract owner transactions:
Proceeds from units sold		2,922,661	2,460,642
Cost of units redeemed		(2,367,476)	(3,278,483)
Account charges		(10,597)	(4,411)
Increase (decrease)		544,588	(822,252)
Net increase (decrease)		258,619	(906,441)
Net assets, beginning		3,127,638	4,034,079
Net assets, ending		$3,386,257	$3,127,638

Units sold		2,109,595	1,662,915
Units redeemed		(1,717,315)	(2,132,555)
Net increase (decrease)		392,280	(469,640)
Units outstanding, beginning		2,109,143	2,578,783
Units outstanding, ending		2,501,423	2,109,143

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$94,314,342
Cost of units redeemed/account charges			(92,478,577)
Net investment income (loss)			1,129,716
Net realized gain (loss)			324,659
Realized gain distributions			281,595
Net change in unrealized appreciation (depreciation)			(185,478)
Net assets			$3,386,257

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.35	2,354	$3,178	1.25%	-8.7%	12/31/2022	$1.41	148	$209	1.00%	-8.4%	12/31/2022	$1.48	0	$0	0.75%	-8.2%
12/31/2021	1.48	1,955	2,890	1.25%	-2.5%	12/31/2021	1.54	154	238	1.00%	-2.3%	12/31/2021	1.61	0	0	0.75%	-2.0%
12/31/2020	1.52	2,085	3,161	1.25%	5.8%	12/31/2020	1.58	156	247	1.00%	6.1%	12/31/2020	1.64	0	0	0.75%	6.4%
12/31/2019	1.43	1,903	2,727	1.25%	3.9%	12/31/2019	1.49	254	378	1.00%	4.1%	12/31/2019	1.54	0	0	0.75%	4.4%
12/31/2018	1.38	6,060	8,362	1.25%	-0.4%	12/31/2018	1.43	253	361	1.00%	-0.2%	12/31/2018	1.48	0	0	0.75%	0.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.54	0	$0	0.50%	-8.0%	12/31/2022	$1.62	0	$0	0.25%	-7.8%	12/31/2022	$1.69	0	$0	0.00%	-7.5%
12/31/2021	1.68	0	0	0.50%	-1.8%	12/31/2021	1.75	0	0	0.25%	-1.5%	12/31/2021	1.83	0	0	0.00%	-1.3%
12/31/2020	1.71	0	0	0.50%	6.6%	12/31/2020	1.78	0	0	0.25%	6.9%	12/31/2020	1.85	338	626	0.00%	7.2%
12/31/2019	1.60	0	0	0.50%	4.6%	12/31/2019	1.67	0	0	0.25%	4.9%	12/31/2019	1.73	441	763	0.00%	5.2%
12/31/2018	1.53	0	0	0.50%	0.3%	12/31/2018	1.59	0	0	0.25%	0.6%	12/31/2018	1.64	1,864	3,065	0.00%	0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.8%
2021	0.9%
2020	2.4%
2019	1.5%
2018	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg Limited Term Income Fund R5 Class - 06-953

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,771,409	$2,907,391	222,267
Receivables: investments sold	-
Payables: investments purchased	(4,174)
Net assets	$2,767,235

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,767,235	2,724,120	$1.02
Band 100	-	-	1.04
Band 75	-	-	1.06
Band 50	-	-	1.08
Band 25	-	-	1.10
Band 0	-	-	1.12
Total	$2,767,235	2,724,120

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$84,858
Mortality & expense charges			(46,324)
Net investment income (loss)			38,534

Gain (loss) on investments:
Net realized gain (loss)			(291,096)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(108,919)
Net gain (loss)			(400,015)

Increase (decrease) in net assets from operations			$(361,481)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$38,534	$37,033
Net realized gain (loss)		(291,096)	90,396
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(108,919)	(329,458)

Increase (decrease) in net assets from operations		(361,481)	(202,029)

Contract owner transactions:
Proceeds from units sold		3,896,718	7,244,848
Cost of units redeemed		(6,084,110)	(14,460,521)
Account charges		(18,465)	(56,072)
Increase (decrease)		(2,205,857)	(7,271,745)
Net increase (decrease)		(2,567,338)	(7,473,774)
Net assets, beginning		5,334,573	12,808,347
Net assets, ending		$2,767,235	$5,334,573

Units sold		3,702,312	6,626,901
Units redeemed		(5,798,131)	(13,144,010)
Net increase (decrease)		(2,095,819)	(6,517,109)
Units outstanding, beginning		4,819,939	11,337,048
Units outstanding, ending		2,724,120	4,819,939

* Date of Fund Inception into Variable Account: 2 /3 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$87,601,048
Cost of units redeemed/account charges			(85,724,697)
Net investment income (loss)			709,550
Net realized gain (loss)			83,572
Realized gain distributions			233,744
Net change in unrealized appreciation (depreciation)			(135,982)
Net assets			$2,767,235

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.02	2,724	$2,767	1.25%	-8.2%	12/31/2022	$1.04	0	$0	1.00%	-8.0%	12/31/2022	$1.06	0	$0	0.75%	-7.8%
12/31/2021	1.11	4,820	5,335	1.25%	-2.0%	12/31/2021	1.13	0	0	1.00%	-1.8%	12/31/2021	1.15	0	0	0.75%	-1.5%
12/31/2020	1.13	11,337	12,808	1.25%	6.4%	12/31/2020	1.15	0	0	1.00%	6.6%	12/31/2020	1.16	0	0	0.75%	6.9%
12/31/2019	1.06	11,101	11,790	1.25%	4.4%	12/31/2019	1.08	0	0	1.00%	4.6%	12/31/2019	1.09	0	0	0.75%	4.9%
12/31/2018	1.02	17,731	18,046	1.25%	-0.1%	12/31/2018	1.03	0	0	1.00%	0.1%	12/31/2018	1.04	0	0	0.75%	0.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.08	0	$0	0.50%	-7.5%	12/31/2022	$1.10	0	$0	0.25%	-7.3%	12/31/2022	$1.12	0	$0	0.00%	-7.1%
12/31/2021	1.17	0	0	0.50%	-1.3%	12/31/2021	1.19	0	0	0.25%	-1.1%	12/31/2021	1.21	0	0	0.00%	-0.8%
12/31/2020	1.18	0	0	0.50%	7.2%	12/31/2020	1.20	0	0	0.25%	7.4%	12/31/2020	1.22	0	0	0.00%	7.7%
12/31/2019	1.10	0	0	0.50%	5.1%	12/31/2019	1.12	0	0	0.25%	5.4%	12/31/2019	1.13	0	0	0.00%	5.7%
12/31/2018	1.05	0	0	0.50%	0.6%	12/31/2018	1.06	0	0	0.25%	0.9%	12/31/2018	1.07	0	0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.1%
2021	1.9%
2020	2.4%
2019	1.8%
2018	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg International Value Fund R6 Class - 06-GPF

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$261,031	$266,852	11,753
Receivables: investments sold	-
Payables: investments purchased	(3,157)
Net assets	$257,874

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$257,874	236,875	$1.09
Band 100	-	-	1.10
Band 75	-	-	1.12
Band 50	-	-	1.13
Band 25	-	-	1.14
Band 0	-	-	1.16
Total	$257,874	236,875

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$5,657
Mortality & expense charges			(2,647)
Net investment income (loss)			3,010

Gain (loss) on investments:
Net realized gain (loss)			(11,975)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,604)
Net gain (loss)			(13,579)

Increase (decrease) in net assets from operations			$(10,569)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,010	$(283)
Net realized gain (loss)		(11,975)	(5,055)
Realized gain distributions		-	2,980
Net change in unrealized appreciation (depreciation)		(1,604)	(4,274)

Increase (decrease) in net assets from operations		(10,569)	(6,632)

Contract owner transactions:
Proceeds from units sold		288,048	918,736
Cost of units redeemed		(47,451)	(884,019)
Account charges		(574)	-
Increase (decrease)		240,023	34,717
Net increase (decrease)		229,454	28,085
Net assets, beginning		28,420	335
Net assets, ending		$257,874	$28,420

Units sold		261,324	667,230
Units redeemed		(45,959)	(645,990)
Net increase (decrease)		215,365	21,240
Units outstanding, beginning		21,510	270
Units outstanding, ending		236,875	21,510

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,207,066
Cost of units redeemed/account charges			(932,060)
Net investment income (loss)			2,728
Net realized gain (loss)			(17,027)
Realized gain distributions			2,988
Net change in unrealized appreciation (depreciation)			(5,821)
Net assets			$257,874

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.09	237	$258	1.25%	-17.6%	12/31/2022	$1.10	0	$0	1.00%	-17.4%	12/31/2022	$1.12	0	$0	0.75%	-17.2%
12/31/2021	1.32	22	28	1.25%	6.4%	12/31/2021	1.33	0	0	1.00%	6.7%	12/31/2021	1.35	0	0	0.75%	7.0%
12/31/2020	1.24	0	0	1.25%	21.0%	12/31/2020	1.25	0	0	1.00%	21.3%	12/31/2020	1.26	0	0	0.75%	21.6%
12/31/2019	1.03	0	0	1.25%	27.7%	12/31/2019	1.03	0	0	1.00%	28.0%	12/31/2019	1.04	0	0	0.75%	28.3%
12/31/2018	0.80	0	0	1.25%	-20.7%	12/31/2018	0.81	0	0	1.00%	-20.5%	12/31/2018	0.81	0	0	0.75%	-20.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.13	0	$0	0.50%	-17.0%	12/31/2022	$1.14	0	$0	0.25%	-16.8%	12/31/2022	$1.16	0	$0	0.00%	-16.6%
12/31/2021	1.36	0	0	0.50%	7.2%	12/31/2021	1.38	0	0	0.25%	7.5%	12/31/2021	1.39	0	0	0.00%	7.8%
12/31/2020	1.27	0	0	0.50%	21.9%	12/31/2020	1.28	0	0	0.25%	22.2%	12/31/2020	1.29	0	0	0.00%	22.5%
12/31/2019	1.04	0	0	0.50%	28.6%	12/31/2019	1.05	0	0	0.25%	29.0%	12/31/2019	1.05	0	0	0.00%	29.3%
12/31/2018	0.81	0	0	0.50%	-20.1%	12/31/2018	0.81	0	0	0.25%	-19.9%	12/31/2018	0.81	0	0	0.00%	-19.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	4.0%
2021	3.1%
2020	0.6%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg Limited Term Income Fund R6 Class - 06-GCV

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,777,919	$17,915,278	1,350,195
Receivables: investments sold	72,515
Payables: investments purchased	-
Net assets	$16,850,434

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$16,846,182	16,766,674	$1.00
Band 100	-	-	1.02
Band 75	4,252	4,117	1.03
Band 50	-	-	1.05
Band 25	-	-	1.06
Band 0	-	-	1.08
Total	$16,850,434	16,770,791

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$428,538
Mortality & expense charges			(218,771)
Net investment income (loss)			209,767

Gain (loss) on investments:
Net realized gain (loss)			(649,400)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,085,166)
Net gain (loss)			(1,734,566)

Increase (decrease) in net assets from operations			$(1,524,799)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$209,767	$47,088
Net realized gain (loss)		(649,400)	31,890
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(1,085,166)	(315,668)

Increase (decrease) in net assets from operations		(1,524,799)	(236,690)

Contract owner transactions:
Proceeds from units sold		14,844,312	10,408,324
Cost of units redeemed		(14,202,922)	(3,569,660)
Account charges		(74,341)	(45,198)
Increase (decrease)		567,049	6,793,466
Net increase (decrease)		(957,750)	6,556,776
Net assets, beginning		17,808,184	11,251,408
Net assets, ending		$16,850,434	$17,808,184

Units sold		14,634,683	9,650,813
Units redeemed		(14,146,476)	(3,453,968)
Net increase (decrease)		488,207	6,196,845
Units outstanding, beginning		16,282,584	10,085,739
Units outstanding, ending		16,770,791	16,282,584

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$47,962,337
Cost of units redeemed/account charges			(30,183,540)
Net investment income (loss)			440,266
Net realized gain (loss)			(398,581)
Realized gain distributions			167,311
Net change in unrealized appreciation (depreciation)			(1,137,359)
Net assets			$16,850,434

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.00	16,767	$16,846	1.25%	-8.1%	12/31/2022	$1.02	0	$0	1.00%	-7.9%	12/31/2022	$1.03	4	$4	0.75%	-7.7%
12/31/2021	1.09	16,280	17,806	1.25%	-2.0%	12/31/2021	1.11	0	0	1.00%	-1.7%	12/31/2021	1.12	2	2	0.75%	-1.5%
12/31/2020	1.12	10,086	11,251	1.25%	6.4%	12/31/2020	1.13	0	0	1.00%	6.7%	12/31/2020	1.14	0	0	0.75%	7.0%
12/31/2019	1.05	6,734	7,058	1.25%	4.4%	12/31/2019	1.05	0	0	1.00%	4.7%	12/31/2019	1.06	0	0	0.75%	5.0%
12/31/2018	1.00	3,554	3,566	1.25%	0.1%	12/31/2018	1.01	0	0	1.00%	0.4%	12/31/2018	1.01	0	0	0.75%	0.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.05	0	$0	0.50%	-7.4%	12/31/2022	$1.06	0	$0	0.25%	-7.2%	12/31/2022	$1.08	0	$0	0.00%	-7.0%
12/31/2021	1.13	0	0	0.50%	-1.2%	12/31/2021	1.14	0	0	0.25%	-1.0%	12/31/2021	1.16	0	0	0.00%	-0.7%
12/31/2020	1.15	0	0	0.50%	7.2%	12/31/2020	1.16	0	0	0.25%	7.5%	12/31/2020	1.17	0	0	0.00%	7.8%
12/31/2019	1.07	0	0	0.50%	5.2%	12/31/2019	1.07	0	0	0.25%	5.5%	12/31/2019	1.08	0	0	0.00%	5.8%
12/31/2018	1.02	0	0	0.50%	0.9%	12/31/2018	1.02	0	0	0.25%	1.1%	12/31/2018	1.02	0	0	0.00%	1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.5%
2021	1.4%
2020	2.3%
2019	2.3%
2018	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg Investment Income Builder Fund R6 Class - 06-39W (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.17
Band 100	-	-	1.19
Band 75	-	-	1.20
Band 50	-	-	1.21
Band 25	-	-	1.23
Band 0	-	-	1.24
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.17	0	$0	1.25%	-9.1%	12/31/2022	$1.19	0	$0	1.00%	-8.9%	12/31/2022	$1.20	0	$0	0.75%	-8.6%
12/31/2021	1.29	0	0	1.25%	19.0%	12/31/2021	1.30	0	0	1.00%	19.3%	12/31/2021	1.31	0	0	0.75%	19.6%
12/31/2020	1.08	0	0	1.25%	-1.6%	12/31/2020	1.09	0	0	1.00%	-1.3%	12/31/2020	1.10	0	0	0.75%	-1.1%
12/31/2019	1.10	0	0	1.25%	16.8%	12/31/2019	1.11	0	0	1.00%	17.1%	12/31/2019	1.11	0	0	0.75%	17.3%
12/31/2018	0.94	0	0	1.25%	-5.7%	12/31/2018	0.94	0	0	1.00%	-5.5%	12/31/2018	0.95	0	0	0.75%	-5.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.21	0	$0	0.50%	-8.4%	12/31/2022	$1.23	0	$0	0.25%	-8.2%	12/31/2022	$1.24	0	$0	0.00%	-8.0%
12/31/2021	1.33	0	0	0.50%	19.9%	12/31/2021	1.34	0	0	0.25%	20.2%	12/31/2021	1.35	0	0	0.00%	20.5%
12/31/2020	1.11	0	0	0.50%	-0.8%	12/31/2020	1.11	0	0	0.25%	-0.6%	12/31/2020	1.12	0	0	0.00%	-0.3%
12/31/2019	1.11	0	0	0.50%	17.6%	12/31/2019	1.12	0	0	0.25%	17.9%	12/31/2019	1.12	0	0	0.00%	18.2%
12/31/2018	0.95	0	0	0.50%	-5.2%	12/31/2018	0.95	0	0	0.25%	-5.1%	12/31/2018	0.95	0	0	0.00%	-4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg Limited Term U.S. Government Fund R3 Class - 06-104

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$83,815	$93,726	7,023
Receivables: investments sold	-
Payables: investments purchased	(1,428)
Net assets	$82,387

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$79,596	74,348	$1.07
Band 100	2,791	2,492	1.12
Band 75	-	-	1.17
Band 50	-	-	1.23
Band 25	-	-	1.28
Band 0	-	-	1.34
Total	$82,387	76,840

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,408
Mortality & expense charges			(1,077)
Net investment income (loss)			331

Gain (loss) on investments:
Net realized gain (loss)			(7,801)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,755)
Net gain (loss)			(9,556)

Increase (decrease) in net assets from operations			$(9,225)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$331	$(664)
Net realized gain (loss)		(7,801)	(3,920)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(1,755)	(8,399)

Increase (decrease) in net assets from operations		(9,225)	(12,983)

Contract owner transactions:
Proceeds from units sold		12,789	14,750
Cost of units redeemed		(199,631)	(241,705)
Account charges		(16)	(35)
Increase (decrease)		(186,858)	(226,990)
Net increase (decrease)		(196,083)	(239,973)
Net assets, beginning		278,470	518,443
Net assets, ending		$82,387	$278,470

Units sold		11,585	12,765
Units redeemed		(170,931)	(202,487)
Net increase (decrease)		(159,346)	(189,722)
Units outstanding, beginning		236,186	425,908
Units outstanding, ending		76,840	236,186

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,171,014
Cost of units redeemed/account charges			(2,109,542)
Net investment income (loss)			34,693
Net realized gain (loss)			(6,064)
Realized gain distributions			2,197
Net change in unrealized appreciation (depreciation)			(9,911)
Net assets			$82,387

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.07	74	$80	1.25%	-9.2%	12/31/2022	$1.12	2	$3	1.00%	-8.9%	12/31/2022	$1.17	0	$0	0.75%	-8.7%
12/31/2021	1.18	234	275	1.25%	-3.2%	12/31/2021	1.23	3	3	1.00%	-2.9%	12/31/2021	1.28	0	0	0.75%	-2.7%
12/31/2020	1.22	423	515	1.25%	2.4%	12/31/2020	1.27	3	4	1.00%	2.6%	12/31/2020	1.32	0	0	0.75%	2.9%
12/31/2019	1.19	166	198	1.25%	2.2%	12/31/2019	1.23	9	11	1.00%	2.5%	12/31/2019	1.28	0	0	0.75%	2.7%
12/31/2018	1.16	178	207	1.25%	-0.5%	12/31/2018	1.20	9	11	1.00%	-0.3%	12/31/2018	1.25	0	0	0.75%	0.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.23	0	$0	0.50%	-8.5%	12/31/2022	$1.28	0	$0	0.25%	-8.2%	12/31/2022	$1.34	0	$0	0.00%	-8.0%
12/31/2021	1.34	0	0	0.50%	-2.4%	12/31/2021	1.40	0	0	0.25%	-2.2%	12/31/2021	1.46	0	0	0.00%	-1.9%
12/31/2020	1.37	0	0	0.50%	3.2%	12/31/2020	1.43	0	0	0.25%	3.4%	12/31/2020	1.49	0	0	0.00%	3.7%
12/31/2019	1.33	0	0	0.50%	3.0%	12/31/2019	1.38	0	0	0.25%	3.3%	12/31/2019	1.43	0	0	0.00%	3.5%
12/31/2018	1.29	0	0	0.50%	0.2%	12/31/2018	1.34	0	0	0.25%	0.5%	12/31/2018	1.39	0	0	0.00%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.8%
2021	1.0%
2020	1.0%
2019	1.7%
2018	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg Developing World R6 Class - 06-4GW

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$61,126	$67,090	3,013
Receivables: investments sold	51
Payables: investments purchased	-
Net assets	$61,177

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$61,177	71,914	$0.85
Band 100	-	-	0.86
Band 75	-	-	0.86
Band 50	-	-	0.87
Band 25	-	-	0.88
Band 0	-	-	0.88
Total	$61,177	71,914

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,101
Mortality & expense charges			(497)
Net investment income (loss)			604

Gain (loss) on investments:
Net realized gain (loss)			(24)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(5,964)
Net gain (loss)			(5,988)

Increase (decrease) in net assets from operations			$(5,384)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$604	$-
Net realized gain (loss)		(24)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(5,964)	-

Increase (decrease) in net assets from operations		(5,384)	-

Contract owner transactions:
Proceeds from units sold		129,381	-
Cost of units redeemed		(62,820)	-
Account charges		-	-
Increase (decrease)		66,561	-
Net increase (decrease)		61,177	-
Net assets, beginning		-	-
Net assets, ending		$61,177	$-

Units sold		138,424	-
Units redeemed		(66,510)	-
Net increase (decrease)		71,914	-
Units outstanding, beginning		-	-
Units outstanding, ending		71,914	-

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$129,381
Cost of units redeemed/account charges			(62,820)
Net investment income (loss)			604
Net realized gain (loss)			(24)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(5,964)
Net assets			$61,177

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.85	72	$61	1.25%	-26.4%	12/31/2022	$0.86	0	$0	1.00%	-26.2%	12/31/2022	$0.86	0	$0	0.75%	-26.0%
12/31/2021	1.16	0	0	1.25%	-3.8%	12/31/2021	1.16	0	0	1.00%	-3.5%	12/31/2021	1.17	0	0	0.75%	-3.3%
12/31/2020	1.20	0	0	1.25%	20.1%	12/31/2020	1.20	0	0	1.00%	20.3%	12/31/2020	1.21	0	0	0.75%	20.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.87	0	$0	0.50%	-25.8%	12/31/2022	$0.88	0	$0	0.25%	-25.6%	12/31/2022	$0.88	0	$0	0.00%	-25.4%
12/31/2021	1.17	0	0	0.50%	-3.0%	12/31/2021	1.18	0	0	0.25%	-2.8%	12/31/2021	1.18	0	0	0.00%	-2.6%
12/31/2020	1.21	0	0	0.50%	20.9%	12/31/2020	1.21	0	0	0.25%	21.2%	12/31/2020	1.21	0	0	0.00%	21.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.6%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg Intl Growth R6 Class - 06-4GX (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.90
Band 100	-	-	0.90
Band 75	-	-	0.91
Band 50	-	-	0.92
Band 25	-	-	0.92
Band 0	-	-	0.93
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.90	0	$0	1.25%	-26.9%	12/31/2022	$0.90	0	$0	1.00%	-26.7%	12/31/2022	$0.91	0	$0	0.75%	-26.5%
12/31/2021	1.22	0	0	1.25%	-5.3%	12/31/2021	1.23	0	0	1.00%	-5.0%	12/31/2021	1.24	0	0	0.75%	-4.8%
12/31/2020	1.29	0	0	1.25%	29.2%	12/31/2020	1.30	0	0	1.00%	29.5%	12/31/2020	1.30	0	0	0.75%	29.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.92	0	$0	0.50%	-26.3%	12/31/2022	$0.92	0	$0	0.25%	-26.1%	12/31/2022	$0.93	0	$0	0.00%	-26.0%
12/31/2021	1.24	0	0	0.50%	-4.6%	12/31/2021	1.25	0	0	0.25%	-4.3%	12/31/2021	1.25	0	0	0.00%	-4.1%
12/31/2020	1.30	0	0	0.50%	30.1%	12/31/2020	1.30	0	0	0.25%	30.4%	12/31/2020	1.31	0	0	0.00%	30.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg Strategic Income R6 Class - 06-4XJ

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,570,278	$18,265,475	1,553,758
Receivables: investments sold	676,445
Payables: investments purchased	-
Net assets	$17,246,723

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$17,246,723	18,523,730	$0.93
Band 100	-	-	0.93
Band 75	-	-	0.94
Band 50	-	-	0.94
Band 25	-	-	0.95
Band 0	-	-	0.95
Total	$17,246,723	18,523,730

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$671,309
Mortality & expense charges			(222,306)
Net investment income (loss)			449,003

Gain (loss) on investments:
Net realized gain (loss)			(415,146)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,503,198)
Net gain (loss)			(1,918,344)

Increase (decrease) in net assets from operations			$(1,469,341)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$449,003	$98,800
Net realized gain (loss)		(415,146)	(1,731)
Realized gain distributions		-	48,607
Net change in unrealized appreciation (depreciation)		(1,503,198)	(191,999)

Increase (decrease) in net assets from operations		(1,469,341)	(46,323)

Contract owner transactions:
Proceeds from units sold		5,387,564	22,613,177
Cost of units redeemed		(8,621,785)	(528,109)
Account charges		(70,882)	(17,578)
Increase (decrease)		(3,305,103)	22,067,490
Net increase (decrease)		(4,774,444)	22,021,167
Net assets, beginning		22,021,167	-
Net assets, ending		$17,246,723	$22,021,167

Units sold		5,798,492	22,524,933
Units redeemed		(9,203,478)	(596,217)
Net increase (decrease)		(3,404,986)	21,928,716
Units outstanding, beginning		21,928,716	-
Units outstanding, ending		18,523,730	21,928,716

* Date of Fund Inception into Variable Account: 6 /17 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$28,000,741
Cost of units redeemed/account charges			(9,238,354)
Net investment income (loss)			547,803
Net realized gain (loss)			(416,877)
Realized gain distributions			48,607
Net change in unrealized appreciation (depreciation)			(1,695,197)
Net assets			$17,246,723

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.93	18,524	$17,247	1.25%	-7.3%	12/31/2022	$0.93	0	$0	1.00%	-7.1%	12/31/2022	$0.94	0	$0	0.75%	-6.8%
12/31/2021	1.00	21,929	22,021	1.25%	0.4%	12/31/2021	1.01	0	0	1.00%	0.6%	12/31/2021	1.01	0	0	0.75%	0.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.94	0	$0	0.50%	-6.6%	12/31/2022	$0.95	0	$0	0.25%	-6.4%	12/31/2022	$0.95	0	$0	0.00%	-6.1%
12/31/2021	1.01	0	0	0.50%	0.8%	12/31/2021	1.01	0	0	0.25%	1.0%	12/31/2021	1.01	0	0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.4%
2021	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg Value Fund R3 Class - 06-109

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$285,406	$280,272	4,898
Receivables: investments sold	1,381
Payables: investments purchased	-
Net assets	$286,787

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$240,728	94,296	$2.55
Band 100	46,059	17,246	2.67
Band 75	-	-	2.79
Band 50	-	-	2.92
Band 25	-	-	3.06
Band 0	-	-	3.20
Total	$286,787	111,542

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$322
Mortality & expense charges			(3,726)
Net investment income (loss)			(3,404)

Gain (loss) on investments:
Net realized gain (loss)			1,008
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(70,884)
Net gain (loss)			(69,876)

Increase (decrease) in net assets from operations			$(73,280)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,404)	$(3,009)
Net realized gain (loss)		1,008	7,758
Realized gain distributions		-	96,313
Net change in unrealized appreciation (depreciation)		(70,884)	(60,606)

Increase (decrease) in net assets from operations		(73,280)	40,456

Contract owner transactions:
Proceeds from units sold		7,504	3,858
Cost of units redeemed		(7,243)	(13,946)
Account charges		(73)	(75)
Increase (decrease)		188	(10,163)
Net increase (decrease)		(73,092)	30,293
Net assets, beginning		359,879	329,586
Net assets, ending		$286,787	$359,879

Units sold		2,808	1,251
Units redeemed		(2,589)	(4,560)
Net increase (decrease)		219	(3,309)
Units outstanding, beginning		111,323	114,632
Units outstanding, ending		111,542	111,323

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$5,309,761
Cost of units redeemed/account charges			(5,506,449)
Net investment income (loss)			(110,404)
Net realized gain (loss)			388,104
Realized gain distributions			200,641
Net change in unrealized appreciation (depreciation)			5,134
Net assets			$286,787

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.55	94	$241	1.25%	-20.5%	12/31/2022	$2.67	17	$46	1.00%	-20.3%	12/31/2022	$2.79	0	$0	0.75%	-20.1%
12/31/2021	3.21	94	301	1.25%	12.4%	12/31/2021	3.35	18	59	1.00%	12.7%	12/31/2021	3.50	0	0	0.75%	12.9%
12/31/2020	2.86	97	277	1.25%	10.5%	12/31/2020	2.97	18	52	1.00%	10.8%	12/31/2020	3.10	0	0	0.75%	11.1%
12/31/2019	2.59	99	257	1.25%	27.3%	12/31/2019	2.68	13	36	1.00%	27.6%	12/31/2019	2.79	0	0	0.75%	27.9%
12/31/2018	2.03	123	251	1.25%	-10.8%	12/31/2018	2.10	18	39	1.00%	-10.6%	12/31/2018	2.18	0	0	0.75%	-10.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.92	0	$0	0.50%	-19.9%	12/31/2022	$3.06	0	$0	0.25%	-19.7%	12/31/2022	$3.20	0	$0	0.00%	-19.5%
12/31/2021	3.65	0	0	0.50%	13.2%	12/31/2021	3.81	0	0	0.25%	13.5%	12/31/2021	3.97	0	0	0.00%	13.8%
12/31/2020	3.22	0	0	0.50%	11.3%	12/31/2020	3.35	0	0	0.25%	11.6%	12/31/2020	3.49	0	0	0.00%	11.9%
12/31/2019	2.89	0	0	0.50%	28.2%	12/31/2019	3.01	0	0	0.25%	28.5%	12/31/2019	3.12	0	0	0.00%	28.9%
12/31/2018	2.26	0	0	0.50%	-10.2%	12/31/2018	2.34	0	0	0.25%	-9.9%	12/31/2018	2.42	0	0	0.00%	-9.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.1%
2021	0.4%
2020	-0.2%
2019	0.4%
2018	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg Smid Growth R5 Class - 06-314

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$576,611	$860,137	23,102
Receivables: investments sold	22
Payables: investments purchased	-
Net assets	$576,633

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$576,633	333,370	$1.73
Band 100	-	-	1.80
Band 75	-	-	1.87
Band 50	-	-	1.94
Band 25	-	-	2.02
Band 0	-	-	2.10
Total	$576,633	333,370

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(7,971)
Net investment income (loss)			(7,971)

Gain (loss) on investments:
Net realized gain (loss)			(9,902)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(286,847)
Net gain (loss)			(296,749)

Increase (decrease) in net assets from operations			$(304,720)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,971)	$(16,321)
Net realized gain (loss)		(9,902)	136,444
Realized gain distributions		-	378,663
Net change in unrealized appreciation (depreciation)		(286,847)	(569,681)

Increase (decrease) in net assets from operations		(304,720)	(70,895)

Contract owner transactions:
Proceeds from units sold		31,931	97,841
Cost of units redeemed		(52,123)	(512,927)
Account charges		(230)	(498)
Increase (decrease)		(20,422)	(415,584)
Net increase (decrease)		(325,142)	(486,479)
Net assets, beginning		901,775	1,388,254
Net assets, ending		$576,633	$901,775

Units sold		17,059	34,980
Units redeemed		(24,116)	(191,416)
Net increase (decrease)		(7,057)	(156,436)
Units outstanding, beginning		340,427	496,863
Units outstanding, ending		333,370	340,427

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$20,662,553
Cost of units redeemed/account charges			(19,921,495)
Net investment income (loss)			(586,941)
Net realized gain (loss)			151,364
Realized gain distributions			554,678
Net change in unrealized appreciation (depreciation)			(283,526)
Net assets			$576,633

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.73	333	$577	1.25%	-34.7%	12/31/2022	$1.80	0	$0	1.00%	-34.5%	12/31/2022	$1.87	0	$0	0.75%	-34.4%
12/31/2021	2.65	340	902	1.25%	-5.2%	12/31/2021	2.75	0	0	1.00%	-5.0%	12/31/2021	2.85	0	0	0.75%	-4.7%
12/31/2020	2.79	497	1,388	1.25%	40.3%	12/31/2020	2.89	0	0	1.00%	40.7%	12/31/2020	2.99	0	0	0.75%	41.0%
12/31/2019	1.99	647	1,289	1.25%	27.8%	12/31/2019	2.05	0	0	1.00%	28.1%	12/31/2019	2.12	0	0	0.75%	28.4%
12/31/2018	1.56	682	1,063	1.25%	-3.5%	12/31/2018	1.60	0	0	1.00%	-3.2%	12/31/2018	1.65	0	0	0.75%	-3.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.94	0	$0	0.50%	-34.2%	12/31/2022	$2.02	0	$0	0.25%	-34.0%	12/31/2022	$2.10	0	$0	0.00%	-33.9%
12/31/2021	2.96	0	0	0.50%	-4.5%	12/31/2021	3.07	0	0	0.25%	-4.2%	12/31/2021	3.18	0	0	0.00%	-4.0%
12/31/2020	3.09	0	0	0.50%	41.4%	12/31/2020	3.20	0	0	0.25%	41.7%	12/31/2020	3.31	0	0	0.00%	42.1%
12/31/2019	2.19	0	0	0.50%	28.7%	12/31/2019	2.26	0	0	0.25%	29.1%	12/31/2019	2.33	0	0	0.00%	29.4%
12/31/2018	1.70	0	0	0.50%	-2.7%	12/31/2018	1.75	0	0	0.25%	-2.5%	12/31/2018	1.80	0	0	0.00%	-2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Growth & Income Fund Retirement Class - 06-433

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$633,445	$799,448	55,121
Receivables: investments sold	63,289
Payables: investments purchased	-
Net assets	$696,734

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$696,734	206,491	$3.37
Band 100	-	-	3.49
Band 75	-	-	3.60
Band 50	-	-	3.72
Band 25	-	-	3.84
Band 0	-	-	3.97
Total	$696,734	206,491

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$7,350
Mortality & expense charges			(9,089)
Net investment income (loss)			(1,739)

Gain (loss) on investments:
Net realized gain (loss)			(36,520)
Realized gain distributions			44,952
Net change in unrealized appreciation (depreciation)			(216,252)
Net gain (loss)			(207,820)

Increase (decrease) in net assets from operations			$(209,559)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,739)	$(7,394)
Net realized gain (loss)		(36,520)	309,086
Realized gain distributions		44,952	145,891
Net change in unrealized appreciation (depreciation)		(216,252)	(211,855)

Increase (decrease) in net assets from operations		(209,559)	235,728

Contract owner transactions:
Proceeds from units sold		431,459	398,581
Cost of units redeemed		(499,200)	(1,298,607)
Account charges		(857)	(589)
Increase (decrease)		(68,598)	(900,615)
Net increase (decrease)		(278,157)	(664,887)
Net assets, beginning		974,891	1,639,778
Net assets, ending		$696,734	$974,891

Units sold		115,417	101,471
Units redeemed		(130,743)	(340,445)
Net increase (decrease)		(15,326)	(238,974)
Units outstanding, beginning		221,817	460,791
Units outstanding, ending		206,491	221,817

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$8,330,899
Cost of units redeemed/account charges			(10,074,130)
Net investment income (loss)			(73,652)
Net realized gain (loss)			1,341,676
Realized gain distributions			1,337,944
Net change in unrealized appreciation (depreciation)			(166,003)
Net assets			$696,734

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.37	206	$697	1.25%	-23.2%	12/31/2022	$3.49	0	$0	1.00%	-23.0%	12/31/2022	$3.60	0	$0	0.75%	-22.8%
12/31/2021	4.40	222	975	1.25%	23.5%	12/31/2021	4.53	0	0	1.00%	23.8%	12/31/2021	4.67	0	0	0.75%	24.1%
12/31/2020	3.56	461	1,640	1.25%	18.7%	12/31/2020	3.66	0	0	1.00%	19.0%	12/31/2020	3.76	0	0	0.75%	19.3%
12/31/2019	3.00	443	1,330	1.25%	28.3%	12/31/2019	3.07	0	0	1.00%	28.6%	12/31/2019	3.15	0	0	0.75%	28.9%
12/31/2018	2.34	465	1,086	1.25%	-8.5%	12/31/2018	2.39	0	0	1.00%	-8.3%	12/31/2018	2.44	0	0	0.75%	-8.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.72	0	$0	0.50%	-22.7%	12/31/2022	$3.84	0	$0	0.25%	-22.5%	12/31/2022	$3.97	0	$0	0.00%	-22.3%
12/31/2021	4.81	0	0	0.50%	24.4%	12/31/2021	4.96	0	0	0.25%	24.7%	12/31/2021	5.11	0	0	0.00%	25.1%
12/31/2020	3.87	0	0	0.50%	19.6%	12/31/2020	3.97	0	0	0.25%	19.9%	12/31/2020	4.09	0	0	0.00%	20.2%
12/31/2019	3.23	0	0	0.50%	29.3%	12/31/2019	3.31	0	0	0.25%	29.6%	12/31/2019	3.40	0	0	0.00%	29.9%
12/31/2018	2.50	0	0	0.50%	-7.8%	12/31/2018	2.56	0	0	0.25%	-7.6%	12/31/2018	2.62	0	0	0.00%	-7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.9%
2021	0.4%
2020	0.9%
2019	1.2%
2018	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF International Equity Index fund Retirement Class - 06-428

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,829,518	$3,101,419	145,928
Receivables: investments sold	29,221
Payables: investments purchased	-
Net assets	$2,858,739

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,740,089	1,828,790	$1.50
Band 100	-	-	1.55
Band 75	-	-	1.60
Band 50	-	-	1.65
Band 25	-	-	1.71
Band 0	118,650	67,280	1.76
Total	$2,858,739	1,896,070

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$69,939
Mortality & expense charges			(39,852)
Net investment income (loss)			30,087

Gain (loss) on investments:
Net realized gain (loss)			(73,157)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(607,708)
Net gain (loss)			(680,865)

Increase (decrease) in net assets from operations			$(650,778)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$30,087	$105,884
Net realized gain (loss)		(73,157)	1,305,246
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(607,708)	(597,049)

Increase (decrease) in net assets from operations		(650,778)	814,081

Contract owner transactions:
Proceeds from units sold		1,049,347	3,414,747
Cost of units redeemed		(1,988,025)	(8,441,239)
Account charges		(4,565)	(25,016)
Increase (decrease)		(943,243)	(5,051,508)
Net increase (decrease)		(1,594,021)	(4,237,427)
Net assets, beginning		4,452,760	8,690,187
Net assets, ending		$2,858,739	$4,452,760

Units sold		795,397	2,028,181
Units redeemed		(1,400,997)	(4,895,787)
Net increase (decrease)		(605,600)	(2,867,606)
Units outstanding, beginning		2,501,670	5,369,276
Units outstanding, ending		1,896,070	2,501,670

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$28,716,693
Cost of units redeemed/account charges			(28,072,761)
Net investment income (loss)			741,450
Net realized gain (loss)			1,739,398
Realized gain distributions			5,860
Net change in unrealized appreciation (depreciation)			(271,901)
Net assets			$2,858,739

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.50	1,829	$2,740	1.25%	-15.5%	12/31/2022	$1.55	0	$0	1.00%	-15.3%	12/31/2022	$1.60	0	$0	0.75%	-15.1%
12/31/2021	1.77	2,444	4,334	1.25%	9.7%	12/31/2021	1.83	0	0	1.00%	10.0%	12/31/2021	1.88	0	0	0.75%	10.2%
12/31/2020	1.62	5,327	8,613	1.25%	6.5%	12/31/2020	1.66	0	0	1.00%	6.8%	12/31/2020	1.71	0	0	0.75%	7.1%
12/31/2019	1.52	3,760	5,706	1.25%	20.0%	12/31/2019	1.56	0	0	1.00%	20.3%	12/31/2019	1.60	0	0	0.75%	20.6%
12/31/2018	1.26	3,989	5,044	1.25%	-14.6%	12/31/2018	1.29	0	0	1.00%	-14.4%	12/31/2018	1.32	0	0	0.75%	-14.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.65	0	$0	0.50%	-14.9%	12/31/2022	$1.71	0	$0	0.25%	-14.7%	12/31/2022	$1.76	67	$119	0.00%	-14.4%
12/31/2021	1.94	0	0	0.50%	10.5%	12/31/2021	2.00	0	0	0.25%	10.8%	12/31/2021	2.06	58	119	0.00%	11.1%
12/31/2020	1.76	0	0	0.50%	7.3%	12/31/2020	1.81	0	0	0.25%	7.6%	12/31/2020	1.86	42	78	0.00%	7.9%
12/31/2019	1.64	0	0	0.50%	20.9%	12/31/2019	1.68	0	0	0.25%	21.2%	12/31/2019	1.72	37	64	0.00%	21.6%
12/31/2018	1.35	0	0	0.50%	-14.0%	12/31/2018	1.38	0	0	0.25%	-13.8%	12/31/2018	1.42	31	45	0.00%	-13.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.9%
2021	3.3%
2020	2.0%
2019	3.0%
2018	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Large-Cap Growth Index Fund Retirement Class - 06-431

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$15,350,001	$14,959,792	411,422
Receivables: investments sold	41,333
Payables: investments purchased	-
Net assets	$15,391,334

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$15,391,334	3,574,348	$4.31
Band 100	-	-	4.45
Band 75	-	-	4.60
Band 50	-	-	4.75
Band 25	-	-	4.91
Band 0	-	-	5.07
Total	$15,391,334	3,574,348

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$108,694
Mortality & expense charges			(223,300)
Net investment income (loss)			(114,606)

Gain (loss) on investments:
Net realized gain (loss)			779,321
Realized gain distributions			1,381,616
Net change in unrealized appreciation (depreciation)			(8,951,902)
Net gain (loss)			(6,790,965)

Increase (decrease) in net assets from operations			$(6,905,571)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(114,606)	$(142,118)
Net realized gain (loss)		779,321	3,732,296
Realized gain distributions		1,381,616	1,684,828
Net change in unrealized appreciation (depreciation)		(8,951,902)	(239,568)

Increase (decrease) in net assets from operations		(6,905,571)	5,035,438

Contract owner transactions:
Proceeds from units sold		2,620,895	3,511,023
Cost of units redeemed		(3,617,111)	(9,045,958)
Account charges		(5,453)	(7,736)
Increase (decrease)		(1,001,669)	(5,542,671)
Net increase (decrease)		(7,907,240)	(507,233)
Net assets, beginning		23,298,574	23,805,807
Net assets, ending		$15,391,334	$23,298,574

Units sold		556,137	685,410
Units redeemed		(756,543)	(1,756,046)
Net increase (decrease)		(200,406)	(1,070,636)
Units outstanding, beginning		3,774,754	4,845,390
Units outstanding, ending		3,574,348	3,774,754

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$52,957,086
Cost of units redeemed/account charges			(55,836,671)
Net investment income (loss)			(536,220)
Net realized gain (loss)			14,047,952
Realized gain distributions			4,368,978
Net change in unrealized appreciation (depreciation)			390,209
Net assets			$15,391,334

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.31	3,574	$15,391	1.25%	-30.2%	12/31/2022	$4.45	0	$0	1.00%	-30.1%	12/31/2022	$4.60	0	$0	0.75%	-29.9%
12/31/2021	6.17	3,775	23,299	1.25%	25.6%	12/31/2021	6.36	0	0	1.00%	25.9%	12/31/2021	6.55	0	0	0.75%	26.3%
12/31/2020	4.91	4,845	23,806	1.25%	36.4%	12/31/2020	5.05	0	0	1.00%	36.7%	12/31/2020	5.19	0	0	0.75%	37.0%
12/31/2019	3.60	5,379	19,381	1.25%	34.3%	12/31/2019	3.69	0	0	1.00%	34.6%	12/31/2019	3.79	0	0	0.75%	34.9%
12/31/2018	2.68	5,415	14,532	1.25%	-3.0%	12/31/2018	2.75	0	0	1.00%	-2.8%	12/31/2018	2.81	0	0	0.75%	-2.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.75	0	$0	0.50%	-29.7%	12/31/2022	$4.91	0	$0	0.25%	-29.5%	12/31/2022	$5.07	0	$0	0.00%	-29.4%
12/31/2021	6.76	0	0	0.50%	26.6%	12/31/2021	6.96	0	0	0.25%	26.9%	12/31/2021	7.17	0	0	0.00%	27.2%
12/31/2020	5.34	0	0	0.50%	37.4%	12/31/2020	5.49	0	0	0.25%	37.7%	12/31/2020	5.64	0	0	0.00%	38.1%
12/31/2019	3.88	0	0	0.50%	35.3%	12/31/2019	3.98	0	0	0.25%	35.6%	12/31/2019	4.08	0	0	0.00%	36.0%
12/31/2018	2.87	0	0	0.50%	-2.3%	12/31/2018	2.94	0	0	0.25%	-2.1%	12/31/2018	3.00	0	0	0.00%	-1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.6%
2021	0.6%
2020	0.5%
2019	0.9%
2018	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Large-Cap Value Index Fund Retirement Class - 06-429

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,265,554	$4,022,087	191,979
Receivables: investments sold	-
Payables: investments purchased	(5,522)
Net assets	$4,260,032

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,260,032	1,418,441	$3.00
Band 100	-	-	3.10
Band 75	-	-	3.21
Band 50	-	-	3.31
Band 25	-	-	3.42
Band 0	-	-	3.53
Total	$4,260,032	1,418,441

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$85,252
Mortality & expense charges			(72,309)
Net investment income (loss)			12,943

Gain (loss) on investments:
Net realized gain (loss)			417,354
Realized gain distributions			93,648
Net change in unrealized appreciation (depreciation)			(1,112,753)
Net gain (loss)			(601,751)

Increase (decrease) in net assets from operations			$(588,808)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$12,943	$24,995
Net realized gain (loss)		417,354	222,588
Realized gain distributions		93,648	126,545
Net change in unrealized appreciation (depreciation)		(1,112,753)	946,695

Increase (decrease) in net assets from operations		(588,808)	1,320,823

Contract owner transactions:
Proceeds from units sold		1,013,333	1,535,028
Cost of units redeemed		(3,179,428)	(1,580,757)
Account charges		(4,695)	(5,527)
Increase (decrease)		(2,170,790)	(51,256)
Net increase (decrease)		(2,759,598)	1,269,567
Net assets, beginning		7,019,630	5,750,063
Net assets, ending		$4,260,032	$7,019,630

Units sold		334,705	516,027
Units redeemed		(1,045,809)	(535,679)
Net increase (decrease)		(711,104)	(19,652)
Units outstanding, beginning		2,129,545	2,149,197
Units outstanding, ending		1,418,441	2,129,545

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$46,028,215
Cost of units redeemed/account charges			(49,688,740)
Net investment income (loss)			912,629
Net realized gain (loss)			4,361,138
Realized gain distributions			2,403,323
Net change in unrealized appreciation (depreciation)			243,467
Net assets			$4,260,032

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.00	1,418	$4,260	1.25%	-8.9%	12/31/2022	$3.10	0	$0	1.00%	-8.7%	12/31/2022	$3.21	0	$0	0.75%	-8.4%
12/31/2021	3.30	2,130	7,020	1.25%	23.2%	12/31/2021	3.40	0	0	1.00%	23.5%	12/31/2021	3.50	0	0	0.75%	23.8%
12/31/2020	2.68	2,149	5,750	1.25%	1.3%	12/31/2020	2.75	0	0	1.00%	1.6%	12/31/2020	2.83	0	0	0.75%	1.9%
12/31/2019	2.64	2,194	5,793	1.25%	24.5%	12/31/2019	2.71	0	0	1.00%	24.8%	12/31/2019	2.78	0	0	0.75%	25.1%
12/31/2018	2.12	8,768	18,588	1.25%	-9.7%	12/31/2018	2.17	0	0	1.00%	-9.4%	12/31/2018	2.22	0	0	0.75%	-9.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.31	0	$0	0.50%	-8.2%	12/31/2022	$3.42	0	$0	0.25%	-8.0%	12/31/2022	$3.53	0	$0	0.00%	-7.7%
12/31/2021	3.61	0	0	0.50%	24.1%	12/31/2021	3.72	0	0	0.25%	24.4%	12/31/2021	3.83	0	0	0.00%	24.8%
12/31/2020	2.91	0	0	0.50%	2.1%	12/31/2020	2.99	0	0	0.25%	2.4%	12/31/2020	3.07	0	0	0.00%	2.6%
12/31/2019	2.85	0	0	0.50%	25.5%	12/31/2019	2.92	0	0	0.25%	25.8%	12/31/2019	2.99	0	0	0.00%	26.1%
12/31/2018	2.27	0	0	0.50%	-9.0%	12/31/2018	2.32	0	0	0.25%	-8.8%	12/31/2018	2.37	0	0	0.00%	-8.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.5%
2021	1.7%
2020	2.0%
2019	4.1%
2018	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2010 Fund Retirement Class - 06-032

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,325,131	$4,633,694	280,877
Receivables: investments sold	-
Payables: investments purchased	(151,295)
Net assets	$4,173,836

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,906,642	3,042,793	$1.28
Band 100	-	-	1.31
Band 75	-	-	1.34
Band 50	-	-	1.37
Band 25	-	-	1.41
Band 0	267,194	185,718	1.44
Total	$4,173,836	3,228,511

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$99,264
Mortality & expense charges			(58,237)
Net investment income (loss)			41,027

Gain (loss) on investments:
Net realized gain (loss)			22,889
Realized gain distributions			36,997
Net change in unrealized appreciation (depreciation)			(951,925)
Net gain (loss)			(892,039)

Increase (decrease) in net assets from operations			$(851,012)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$41,027	$31,611
Net realized gain (loss)		22,889	491,332
Realized gain distributions		36,997	155,913
Net change in unrealized appreciation (depreciation)		(951,925)	(301,903)

Increase (decrease) in net assets from operations		(851,012)	376,953

Contract owner transactions:
Proceeds from units sold		929,579	1,002,313
Cost of units redeemed		(1,880,969)	(3,199,839)
Account charges		(5,462)	(7,046)
Increase (decrease)		(956,852)	(2,204,572)
Net increase (decrease)		(1,807,864)	(1,827,619)
Net assets, beginning		5,981,700	7,809,319
Net assets, ending		$4,173,836	$5,981,700

Units sold		673,364	688,270
Units redeemed		(1,400,797)	(2,193,074)
Net increase (decrease)		(727,433)	(1,504,804)
Units outstanding, beginning		3,955,944	5,460,748
Units outstanding, ending		3,228,511	3,955,944

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$32,327,747
Cost of units redeemed/account charges			(30,697,525)
Net investment income (loss)			411,484
Net realized gain (loss)			2,069,102
Realized gain distributions			371,591
Net change in unrealized appreciation (depreciation)			(308,563)
Net assets			$4,173,836

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.28	3,043	$3,907	1.25%	-14.5%	12/31/2022	$1.31	0	$0	1.00%	-14.3%	12/31/2022	$1.34	0	$0	0.75%	-14.1%
12/31/2021	1.50	3,692	5,543	1.25%	5.4%	12/31/2021	1.53	0	0	1.00%	5.7%	12/31/2021	1.56	0	0	0.75%	5.9%
12/31/2020	1.42	5,219	7,432	1.25%	10.2%	12/31/2020	1.45	0	0	1.00%	10.5%	12/31/2020	1.48	0	0	0.75%	10.8%
12/31/2019	1.29	5,102	6,592	1.25%	13.9%	12/31/2019	1.31	0	0	1.00%	14.2%	12/31/2019	1.33	0	0	0.75%	14.5%
12/31/2018	1.13	4,858	5,510	1.25%	-4.4%	12/31/2018	1.15	0	0	1.00%	-4.1%	12/31/2018	1.16	0	0	0.75%	-3.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.37	0	$0	0.50%	-13.8%	12/31/2022	$1.41	0	$0	0.25%	-13.6%	12/31/2022	$1.44	186	$267	0.00%	-13.4%
12/31/2021	1.60	0	0	0.50%	6.2%	12/31/2021	1.63	0	0	0.25%	6.5%	12/31/2021	1.66	264	438	0.00%	6.7%
12/31/2020	1.50	0	0	0.50%	11.1%	12/31/2020	1.53	0	0	0.25%	11.3%	12/31/2020	1.56	242	377	0.00%	11.6%
12/31/2019	1.35	0	0	0.50%	14.8%	12/31/2019	1.37	0	0	0.25%	15.1%	12/31/2019	1.39	687	958	0.00%	15.3%
12/31/2018	1.18	0	0	0.50%	-3.6%	12/31/2018	1.19	0	0	0.25%	-3.4%	12/31/2018	1.21	605	732	0.00%	-3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.0%
2021	1.6%
2020	1.5%
2019	2.1%
2018	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2015 Fund Retirement Class - 06-033

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,596,914	$6,789,454	422,402
Receivables: investments sold	1,006
Payables: investments purchased	-
Net assets	$6,597,920

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,165,597	4,664,013	$1.32
Band 100	-	-	1.35
Band 75	-	-	1.38
Band 50	-	-	1.42
Band 25	-	-	1.45
Band 0	432,323	291,856	1.48
Total	$6,597,920	4,955,869

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$153,833
Mortality & expense charges			(96,029)
Net investment income (loss)			57,804

Gain (loss) on investments:
Net realized gain (loss)			138,292
Realized gain distributions			46,629
Net change in unrealized appreciation (depreciation)			(1,700,927)
Net gain (loss)			(1,516,006)

Increase (decrease) in net assets from operations			$(1,458,202)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$57,804	$34,945
Net realized gain (loss)		138,292	1,270,338
Realized gain distributions		46,629	312,795
Net change in unrealized appreciation (depreciation)		(1,700,927)	(781,363)

Increase (decrease) in net assets from operations		(1,458,202)	836,715

Contract owner transactions:
Proceeds from units sold		775,006	1,510,946
Cost of units redeemed		(2,888,295)	(6,650,465)
Account charges		(8,713)	(12,883)
Increase (decrease)		(2,122,002)	(5,152,402)
Net increase (decrease)		(3,580,204)	(4,315,687)
Net assets, beginning		10,178,124	14,493,811
Net assets, ending		$6,597,920	$10,178,124

Units sold		567,360	1,014,973
Units redeemed		(2,110,579)	(4,375,854)
Net increase (decrease)		(1,543,219)	(3,360,881)
Units outstanding, beginning		6,499,088	9,859,969
Units outstanding, ending		4,955,869	6,499,088

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$65,199,418
Cost of units redeemed/account charges			(64,603,974)
Net investment income (loss)			916,319
Net realized gain (loss)			4,453,481
Realized gain distributions			825,216
Net change in unrealized appreciation (depreciation)			(192,540)
Net assets			$6,597,920

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.32	4,664	$6,166	1.25%	-15.1%	12/31/2022	$1.35	0	$0	1.00%	-14.9%	12/31/2022	$1.38	0	$0	0.75%	-14.7%
12/31/2021	1.56	6,137	9,554	1.25%	6.3%	12/31/2021	1.59	0	0	1.00%	6.6%	12/31/2021	1.62	0	0	0.75%	6.8%
12/31/2020	1.46	9,478	13,882	1.25%	10.9%	12/31/2020	1.49	0	0	1.00%	11.2%	12/31/2020	1.52	0	0	0.75%	11.4%
12/31/2019	1.32	10,983	14,508	1.25%	14.9%	12/31/2019	1.34	0	0	1.00%	15.2%	12/31/2019	1.36	0	0	0.75%	15.5%
12/31/2018	1.15	11,547	13,272	1.25%	-4.7%	12/31/2018	1.16	0	0	1.00%	-4.5%	12/31/2018	1.18	0	0	0.75%	-4.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.42	0	$0	0.50%	-14.4%	12/31/2022	$1.45	0	$0	0.25%	-14.2%	12/31/2022	$1.48	292	$432	0.00%	-14.0%
12/31/2021	1.65	0	0	0.50%	7.1%	12/31/2021	1.69	0	0	0.25%	7.4%	12/31/2021	1.72	362	624	0.00%	7.6%
12/31/2020	1.54	0	0	0.50%	11.7%	12/31/2020	1.57	0	0	0.25%	12.0%	12/31/2020	1.60	382	612	0.00%	12.3%
12/31/2019	1.38	0	0	0.50%	15.8%	12/31/2019	1.40	0	0	0.25%	16.1%	12/31/2019	1.43	1,148	1,637	0.00%	16.4%
12/31/2018	1.19	0	0	0.50%	-4.0%	12/31/2018	1.21	0	0	0.25%	-3.7%	12/31/2018	1.23	1,350	1,654	0.00%	-3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.8%
2021	1.5%
2020	1.5%
2019	2.0%
2018	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2020 Fund Retirement Class - 06-034

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$23,606,510	$23,542,844	1,403,010
Receivables: investments sold	-
Payables: investments purchased	(7,872)
Net assets	$23,598,638

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$22,154,561	16,230,352	$1.37
Band 100	-	-	1.40
Band 75	-	-	1.43
Band 50	-	-	1.46
Band 25	-	-	1.50
Band 0	1,444,077	944,090	1.53
Total	$23,598,638	17,174,442

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$521,198
Mortality & expense charges			(356,069)
Net investment income (loss)			165,129

Gain (loss) on investments:
Net realized gain (loss)			872,799
Realized gain distributions			166,019
Net change in unrealized appreciation (depreciation)			(6,951,279)
Net gain (loss)			(5,912,461)

Increase (decrease) in net assets from operations			$(5,747,332)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$165,129	$164,313
Net realized gain (loss)		872,799	3,978,780
Realized gain distributions		166,019	1,157,417
Net change in unrealized appreciation (depreciation)		(6,951,279)	(2,199,891)

Increase (decrease) in net assets from operations		(5,747,332)	3,100,619

Contract owner transactions:
Proceeds from units sold		3,055,981	4,710,406
Cost of units redeemed		(11,991,464)	(19,352,752)
Account charges		(32,706)	(44,264)
Increase (decrease)		(8,968,189)	(14,686,610)
Net increase (decrease)		(14,715,521)	(11,585,991)
Net assets, beginning		38,314,159	49,900,150
Net assets, ending		$23,598,638	$38,314,159

Units sold		2,294,792	3,003,048
Units redeemed		(8,679,620)	(12,368,027)
Net increase (decrease)		(6,384,828)	(9,364,979)
Units outstanding, beginning		23,559,270	32,924,249
Units outstanding, ending		17,174,442	23,559,270

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$165,028,667
Cost of units redeemed/account charges			(160,519,499)
Net investment income (loss)			2,812,123
Net realized gain (loss)			13,906,525
Realized gain distributions			2,307,156
Net change in unrealized appreciation (depreciation)			63,666
Net assets			$23,598,638

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.37	16,230	$22,155	1.25%	-15.7%	12/31/2022	$1.40	0	$0	1.00%	-15.5%	12/31/2022	$1.43	0	$0	0.75%	-15.3%
12/31/2021	1.62	22,534	36,477	1.25%	7.1%	12/31/2021	1.65	0	0	1.00%	7.4%	12/31/2021	1.69	0	0	0.75%	7.7%
12/31/2020	1.51	31,835	48,101	1.25%	11.4%	12/31/2020	1.54	0	0	1.00%	11.7%	12/31/2020	1.57	0	0	0.75%	12.0%
12/31/2019	1.36	37,535	50,890	1.25%	16.1%	12/31/2019	1.38	0	0	1.00%	16.4%	12/31/2019	1.40	0	0	0.75%	16.7%
12/31/2018	1.17	33,073	38,611	1.25%	-5.2%	12/31/2018	1.18	0	0	1.00%	-4.9%	12/31/2018	1.20	0	0	0.75%	-4.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.46	0	$0	0.50%	-15.0%	12/31/2022	$1.50	0	$0	0.25%	-14.8%	12/31/2022	$1.53	944	$1,444	0.00%	-14.6%
12/31/2021	1.72	0	0	0.50%	7.9%	12/31/2021	1.76	0	0	0.25%	8.2%	12/31/2021	1.79	1,026	1,837	0.00%	8.5%
12/31/2020	1.59	0	0	0.50%	12.3%	12/31/2020	1.62	0	0	0.25%	12.6%	12/31/2020	1.65	1,089	1,799	0.00%	12.8%
12/31/2019	1.42	0	0	0.50%	17.0%	12/31/2019	1.44	0	0	0.25%	17.3%	12/31/2019	1.46	5,143	7,526	0.00%	17.6%
12/31/2018	1.21	0	0	0.50%	-4.5%	12/31/2018	1.23	0	0	0.25%	-4.2%	12/31/2018	1.24	5,531	6,883	0.00%	-4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.7%
2021	1.5%
2020	1.4%
2019	2.2%
2018	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2025 Fund Retirement Class - 06-035

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$48,123,058	$47,030,870	2,622,705
Receivables: investments sold	29,813
Payables: investments purchased	-
Net assets	$48,152,871

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$46,527,794	32,640,364	$1.43
Band 100	-	-	1.46
Band 75	-	-	1.49
Band 50	-	-	1.53
Band 25	-	-	1.56
Band 0	1,625,077	1,017,328	1.60
Total	$48,152,871	33,657,692

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$986,576
Mortality & expense charges			(695,862)
Net investment income (loss)			290,714

Gain (loss) on investments:
Net realized gain (loss)			1,560,052
Realized gain distributions			303,583
Net change in unrealized appreciation (depreciation)			(13,223,045)
Net gain (loss)			(11,359,410)

Increase (decrease) in net assets from operations			$(11,068,696)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$290,714	$271,050
Net realized gain (loss)		1,560,052	5,378,378
Realized gain distributions		303,583	1,308,440
Net change in unrealized appreciation (depreciation)		(13,223,045)	(959,220)

Increase (decrease) in net assets from operations		(11,068,696)	5,998,648

Contract owner transactions:
Proceeds from units sold		8,429,586	11,460,059
Cost of units redeemed		(17,311,478)	(24,260,304)
Account charges		(53,284)	(62,858)
Increase (decrease)		(8,935,176)	(12,863,103)
Net increase (decrease)		(20,003,872)	(6,864,455)
Net assets, beginning		68,156,743	75,021,198
Net assets, ending		$48,152,871	$68,156,743

Units sold		5,682,997	7,028,242
Units redeemed		(11,964,942)	(14,823,209)
Net increase (decrease)		(6,281,945)	(7,794,967)
Units outstanding, beginning		39,939,637	47,734,604
Units outstanding, ending		33,657,692	39,939,637

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$185,712,068
Cost of units redeemed/account charges			(162,629,508)
Net investment income (loss)			3,562,784
Net realized gain (loss)			17,758,607
Realized gain distributions			2,656,732
Net change in unrealized appreciation (depreciation)			1,092,188
Net assets			$48,152,871

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.43	32,640	$46,528	1.25%	-16.3%	12/31/2022	$1.46	0	$0	1.00%	-16.0%	12/31/2022	$1.49	0	$0	0.75%	-15.8%
12/31/2021	1.70	38,996	66,379	1.25%	8.5%	12/31/2021	1.74	0	0	1.00%	8.8%	12/31/2021	1.77	0	0	0.75%	9.0%
12/31/2020	1.57	46,883	73,561	1.25%	12.3%	12/31/2020	1.60	0	0	1.00%	12.6%	12/31/2020	1.63	0	0	0.75%	12.8%
12/31/2019	1.40	50,636	70,760	1.25%	17.8%	12/31/2019	1.42	0	0	1.00%	18.1%	12/31/2019	1.44	0	0	0.75%	18.4%
12/31/2018	1.19	46,119	54,714	1.25%	-5.8%	12/31/2018	1.20	0	0	1.00%	-5.6%	12/31/2018	1.22	0	0	0.75%	-5.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.53	0	$0	0.50%	-15.6%	12/31/2022	$1.56	0	$0	0.25%	-15.4%	12/31/2022	$1.60	1,017	$1,625	0.00%	-15.2%
12/31/2021	1.81	0	0	0.50%	9.3%	12/31/2021	1.85	0	0	0.25%	9.6%	12/31/2021	1.88	944	1,778	0.00%	9.9%
12/31/2020	1.65	0	0	0.50%	13.1%	12/31/2020	1.68	0	0	0.25%	13.4%	12/31/2020	1.71	851	1,460	0.00%	13.7%
12/31/2019	1.46	0	0	0.50%	18.7%	12/31/2019	1.49	0	0	0.25%	19.0%	12/31/2019	1.51	6,879	10,377	0.00%	19.3%
12/31/2018	1.23	0	0	0.50%	-5.1%	12/31/2018	1.25	0	0	0.25%	-4.9%	12/31/2018	1.26	7,089	8,965	0.00%	-4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.7%
2021	1.6%
2020	1.4%
2019	2.2%
2018	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2030 Fund Retirement Class - 06-036

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$52,830,943	$50,507,317	2,660,858
Receivables: investments sold	40,308
Payables: investments purchased	-
Net assets	$52,871,251

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$49,868,439	33,504,369	$1.49
Band 100	-	-	1.52
Band 75	-	-	1.56
Band 50	-	-	1.59
Band 25	-	-	1.63
Band 0	3,002,812	1,800,400	1.67
Total	$52,871,251	35,304,769

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,005,032
Mortality & expense charges			(718,025)
Net investment income (loss)			287,007

Gain (loss) on investments:
Net realized gain (loss)			1,607,497
Realized gain distributions			318,089
Net change in unrealized appreciation (depreciation)			(14,323,431)
Net gain (loss)			(12,397,845)

Increase (decrease) in net assets from operations			$(12,110,838)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$287,007	$348,328
Net realized gain (loss)		1,607,497	3,891,139
Realized gain distributions		318,089	905,104
Net change in unrealized appreciation (depreciation)		(14,323,431)	1,599,720

Increase (decrease) in net assets from operations		(12,110,838)	6,744,291

Contract owner transactions:
Proceeds from units sold		8,757,983	12,553,519
Cost of units redeemed		(15,427,872)	(17,431,182)
Account charges		(53,467)	(67,895)
Increase (decrease)		(6,723,356)	(4,945,558)
Net increase (decrease)		(18,834,194)	1,798,733
Net assets, beginning		71,705,445	69,906,712
Net assets, ending		$52,871,251	$71,705,445

Units sold		5,637,047	7,347,916
Units redeemed		(10,169,367)	(10,267,835)
Net increase (decrease)		(4,532,320)	(2,919,919)
Units outstanding, beginning		39,837,089	42,757,008
Units outstanding, ending		35,304,769	39,837,089

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$180,441,828
Cost of units redeemed/account charges			(151,937,377)
Net investment income (loss)			3,404,295
Net realized gain (loss)			16,498,600
Realized gain distributions			2,140,279
Net change in unrealized appreciation (depreciation)			2,323,626
Net assets			$52,871,251

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.49	33,504	$49,868	1.25%	-16.9%	12/31/2022	$1.52	0	$0	1.00%	-16.7%	12/31/2022	$1.56	0	$0	0.75%	-16.5%
12/31/2021	1.79	38,197	68,453	1.25%	10.0%	12/31/2021	1.83	0	0	1.00%	10.3%	12/31/2021	1.87	0	0	0.75%	10.5%
12/31/2020	1.63	41,204	67,141	1.25%	13.1%	12/31/2020	1.66	0	0	1.00%	13.4%	12/31/2020	1.69	0	0	0.75%	13.7%
12/31/2019	1.44	44,742	64,457	1.25%	19.5%	12/31/2019	1.46	0	0	1.00%	19.8%	12/31/2019	1.49	0	0	0.75%	20.1%
12/31/2018	1.21	37,042	44,661	1.25%	-6.5%	12/31/2018	1.22	0	0	1.00%	-6.2%	12/31/2018	1.24	0	0	0.75%	-6.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.59	0	$0	0.50%	-16.3%	12/31/2022	$1.63	0	$0	0.25%	-16.1%	12/31/2022	$1.67	1,800	$3,003	0.00%	-15.9%
12/31/2021	1.90	0	0	0.50%	10.8%	12/31/2021	1.94	0	0	0.25%	11.1%	12/31/2021	1.98	1,640	3,253	0.00%	11.4%
12/31/2020	1.72	0	0	0.50%	14.0%	12/31/2020	1.75	0	0	0.25%	14.2%	12/31/2020	1.78	1,553	2,765	0.00%	14.5%
12/31/2019	1.51	0	0	0.50%	20.4%	12/31/2019	1.53	0	0	0.25%	20.7%	12/31/2019	1.55	6,973	10,843	0.00%	21.0%
12/31/2018	1.25	0	0	0.50%	-5.7%	12/31/2018	1.27	0	0	0.25%	-5.5%	12/31/2018	1.29	6,462	8,305	0.00%	-5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.6%
2021	1.7%
2020	1.4%
2019	2.3%
2018	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2035 Fund Retirement Class - 06-037

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$46,665,436	$43,265,788	2,190,296
Receivables: investments sold	-
Payables: investments purchased	(12,122)
Net assets	$46,653,314

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$44,929,373	28,955,775	$1.55
Band 100	-	-	1.59
Band 75	-	-	1.62
Band 50	-	-	1.66
Band 25	-	-	1.70
Band 0	1,723,941	991,460	1.74
Total	$46,653,314	29,947,235

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$849,828
Mortality & expense charges			(643,019)
Net investment income (loss)			206,809

Gain (loss) on investments:
Net realized gain (loss)			1,580,922
Realized gain distributions			270,305
Net change in unrealized appreciation (depreciation)			(13,245,373)
Net gain (loss)			(11,394,146)

Increase (decrease) in net assets from operations			$(11,187,337)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$206,809	$240,774
Net realized gain (loss)		1,580,922	4,948,123
Realized gain distributions		270,305	629,047
Net change in unrealized appreciation (depreciation)		(13,245,373)	1,339,509

Increase (decrease) in net assets from operations		(11,187,337)	7,157,453

Contract owner transactions:
Proceeds from units sold		8,604,484	9,934,894
Cost of units redeemed		(14,017,977)	(19,432,194)
Account charges		(64,537)	(79,024)
Increase (decrease)		(5,478,030)	(9,576,324)
Net increase (decrease)		(16,665,367)	(2,418,871)
Net assets, beginning		63,318,681	65,737,552
Net assets, ending		$46,653,314	$63,318,681

Units sold		5,340,897	5,689,938
Units redeemed		(8,929,632)	(11,011,283)
Net increase (decrease)		(3,588,735)	(5,321,345)
Units outstanding, beginning		33,535,970	38,857,315
Units outstanding, ending		29,947,235	33,535,970

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$153,974,855
Cost of units redeemed/account charges			(132,682,846)
Net investment income (loss)			3,039,617
Net realized gain (loss)			17,148,069
Realized gain distributions			1,773,971
Net change in unrealized appreciation (depreciation)			3,399,648
Net assets			$46,653,314

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.55	28,956	$44,929	1.25%	-17.5%	12/31/2022	$1.59	0	$0	1.00%	-17.3%	12/31/2022	$1.62	0	$0	0.75%	-17.1%
12/31/2021	1.88	32,336	60,821	1.25%	11.5%	12/31/2021	1.92	0	0	1.00%	11.8%	12/31/2021	1.96	0	0	0.75%	12.0%
12/31/2020	1.69	37,731	63,660	1.25%	13.8%	12/31/2020	1.72	0	0	1.00%	14.1%	12/31/2020	1.75	0	0	0.75%	14.4%
12/31/2019	1.48	39,440	58,456	1.25%	21.2%	12/31/2019	1.50	0	0	1.00%	21.5%	12/31/2019	1.53	0	0	0.75%	21.8%
12/31/2018	1.22	34,327	41,988	1.25%	-7.1%	12/31/2018	1.24	0	0	1.00%	-6.9%	12/31/2018	1.25	0	0	0.75%	-6.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.66	0	$0	0.50%	-16.9%	12/31/2022	$1.70	0	$0	0.25%	-16.7%	12/31/2022	$1.74	991	$1,724	0.00%	-16.5%
12/31/2021	2.00	0	0	0.50%	12.3%	12/31/2021	2.04	0	0	0.25%	12.6%	12/31/2021	2.08	1,200	2,498	0.00%	12.9%
12/31/2020	1.78	0	0	0.50%	14.7%	12/31/2020	1.81	0	0	0.25%	15.0%	12/31/2020	1.84	1,127	2,077	0.00%	15.3%
12/31/2019	1.55	0	0	0.50%	22.1%	12/31/2019	1.58	0	0	0.25%	22.4%	12/31/2019	1.60	7,545	12,071	0.00%	22.7%
12/31/2018	1.27	0	0	0.50%	-6.4%	12/31/2018	1.29	0	0	0.25%	-6.2%	12/31/2018	1.30	7,037	9,175	0.00%	-5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.5%
2021	1.6%
2020	1.4%
2019	2.2%
2018	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2040 Fund Retirement Class - 06-038

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$39,189,080	$35,929,925	1,745,626
Receivables: investments sold	52,607
Payables: investments purchased	-
Net assets	$39,241,687

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$37,592,544	23,245,998	$1.62
Band 100	-	-	1.65
Band 75	-	-	1.69
Band 50	-	-	1.73
Band 25	-	-	1.77
Band 0	1,649,143	910,051	1.81
Total	$39,241,687	24,156,049

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$697,259
Mortality & expense charges			(540,905)
Net investment income (loss)			156,354

Gain (loss) on investments:
Net realized gain (loss)			1,662,947
Realized gain distributions			217,154
Net change in unrealized appreciation (depreciation)			(11,587,843)
Net gain (loss)			(9,707,742)

Increase (decrease) in net assets from operations			$(9,551,388)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$156,354	$201,906
Net realized gain (loss)		1,662,947	4,575,951
Realized gain distributions		217,154	549,805
Net change in unrealized appreciation (depreciation)		(11,587,843)	1,493,799

Increase (decrease) in net assets from operations		(9,551,388)	6,821,461

Contract owner transactions:
Proceeds from units sold		7,391,219	8,169,576
Cost of units redeemed		(11,808,877)	(16,855,595)
Account charges		(45,673)	(52,912)
Increase (decrease)		(4,463,331)	(8,738,931)
Net increase (decrease)		(14,014,719)	(1,917,470)
Net assets, beginning		53,256,406	55,173,876
Net assets, ending		$39,241,687	$53,256,406

Units sold		4,633,400	4,375,838
Units redeemed		(7,418,918)	(9,065,700)
Net increase (decrease)		(2,785,518)	(4,689,862)
Units outstanding, beginning		26,941,567	31,631,429
Units outstanding, ending		24,156,049	26,941,567

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$135,501,734
Cost of units redeemed/account charges			(119,844,082)
Net investment income (loss)			2,644,435
Net realized gain (loss)			16,148,566
Realized gain distributions			1,531,879
Net change in unrealized appreciation (depreciation)			3,259,155
Net assets			$39,241,687

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.62	23,246	$37,593	1.25%	-17.9%	12/31/2022	$1.65	0	$0	1.00%	-17.7%	12/31/2022	$1.69	0	$0	0.75%	-17.5%
12/31/2021	1.97	26,130	51,487	1.25%	13.2%	12/31/2021	2.01	0	0	1.00%	13.5%	12/31/2021	2.05	0	0	0.75%	13.8%
12/31/2020	1.74	30,961	53,898	1.25%	14.6%	12/31/2020	1.77	0	0	1.00%	14.9%	12/31/2020	1.80	0	0	0.75%	15.1%
12/31/2019	1.52	32,515	49,406	1.25%	22.7%	12/31/2019	1.54	0	0	1.00%	23.0%	12/31/2019	1.57	0	0	0.75%	23.3%
12/31/2018	1.24	29,066	36,008	1.25%	-7.8%	12/31/2018	1.25	0	0	1.00%	-7.5%	12/31/2018	1.27	0	0	0.75%	-7.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.73	0	$0	0.50%	-17.3%	12/31/2022	$1.77	0	$0	0.25%	-17.1%	12/31/2022	$1.81	910	$1,649	0.00%	-16.9%
12/31/2021	2.09	0	0	0.50%	14.0%	12/31/2021	2.14	0	0	0.25%	14.3%	12/31/2021	2.18	811	1,769	0.00%	14.6%
12/31/2020	1.84	0	0	0.50%	15.4%	12/31/2020	1.87	0	0	0.25%	15.7%	12/31/2020	1.90	671	1,276	0.00%	16.0%
12/31/2019	1.59	0	0	0.50%	23.6%	12/31/2019	1.62	0	0	0.25%	23.9%	12/31/2019	1.64	6,425	10,537	0.00%	24.2%
12/31/2018	1.29	0	0	0.50%	-7.1%	12/31/2018	1.30	0	0	0.25%	-6.8%	12/31/2018	1.32	6,431	8,493	0.00%	-6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.5%
2021	1.6%
2020	1.4%
2019	2.3%
2018	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2045 Fund Retirement Class - 06-039

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$33,620,792	$30,464,062	1,449,926
Receivables: investments sold	17,511
Payables: investments purchased	-
Net assets	$33,638,303

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$32,561,186	19,579,304	$1.66
Band 100	-	-	1.70
Band 75	-	-	1.74
Band 50	-	-	1.78
Band 25	-	-	1.82
Band 0	1,077,117	577,994	1.86
Total	$33,638,303	20,157,298

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$575,678
Mortality & expense charges			(446,229)
Net investment income (loss)			129,449

Gain (loss) on investments:
Net realized gain (loss)			903,421
Realized gain distributions			162,611
Net change in unrealized appreciation (depreciation)			(9,150,777)
Net gain (loss)			(8,084,745)

Increase (decrease) in net assets from operations			$(7,955,296)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$129,449	$160,652
Net realized gain (loss)		903,421	4,250,577
Realized gain distributions		162,611	261,144
Net change in unrealized appreciation (depreciation)		(9,150,777)	1,509,281

Increase (decrease) in net assets from operations		(7,955,296)	6,181,654

Contract owner transactions:
Proceeds from units sold		6,743,463	7,186,877
Cost of units redeemed		(7,485,213)	(14,791,013)
Account charges		(45,004)	(49,760)
Increase (decrease)		(786,754)	(7,653,896)
Net increase (decrease)		(8,742,050)	(1,472,242)
Net assets, beginning		42,380,353	43,852,595
Net assets, ending		$33,638,303	$42,380,353

Units sold		3,895,736	3,756,530
Units redeemed		(4,454,156)	(7,699,616)
Net increase (decrease)		(558,420)	(3,943,086)
Units outstanding, beginning		20,715,718	24,658,804
Units outstanding, ending		20,157,298	20,715,718

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$104,329,228
Cost of units redeemed/account charges			(89,410,147)
Net investment income (loss)			2,002,363
Net realized gain (loss)			12,669,877
Realized gain distributions			890,252
Net change in unrealized appreciation (depreciation)			3,156,730
Net assets			$33,638,303

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.66	19,579	$32,561	1.25%	-18.5%	12/31/2022	$1.70	0	$0	1.00%	-18.3%	12/31/2022	$1.74	0	$0	0.75%	-18.1%
12/31/2021	2.04	20,134	41,067	1.25%	14.9%	12/31/2021	2.08	0	0	1.00%	15.2%	12/31/2021	2.12	0	0	0.75%	15.5%
12/31/2020	1.77	24,125	42,817	1.25%	15.2%	12/31/2020	1.81	0	0	1.00%	15.5%	12/31/2020	1.84	0	0	0.75%	15.8%
12/31/2019	1.54	25,507	39,288	1.25%	24.0%	12/31/2019	1.56	0	0	1.00%	24.3%	12/31/2019	1.59	0	0	0.75%	24.6%
12/31/2018	1.24	22,741	28,254	1.25%	-8.3%	12/31/2018	1.26	0	0	1.00%	-8.0%	12/31/2018	1.27	0	0	0.75%	-7.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.78	0	$0	0.50%	-17.9%	12/31/2022	$1.82	0	$0	0.25%	-17.6%	12/31/2022	$1.86	578	$1,077	0.00%	-17.4%
12/31/2021	2.17	0	0	0.50%	15.8%	12/31/2021	2.21	0	0	0.25%	16.1%	12/31/2021	2.26	582	1,314	0.00%	16.4%
12/31/2020	1.87	0	0	0.50%	16.1%	12/31/2020	1.91	0	0	0.25%	16.4%	12/31/2020	1.94	534	1,035	0.00%	16.7%
12/31/2019	1.61	0	0	0.50%	24.9%	12/31/2019	1.64	0	0	0.25%	25.2%	12/31/2019	1.66	5,431	9,029	0.00%	25.5%
12/31/2018	1.29	0	0	0.50%	-7.6%	12/31/2018	1.31	0	0	0.25%	-7.4%	12/31/2018	1.32	4,869	6,448	0.00%	-7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.5%
2021	1.6%
2020	1.3%
2019	2.3%
2018	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2050 Fund Retirement Class - 06-040

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$33,719,496	$30,615,196	1,441,451
Receivables: investments sold	82,532
Payables: investments purchased	-
Net assets	$33,802,028

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$33,033,603	19,703,779	$1.68
Band 100	-	-	1.72
Band 75	-	-	1.75
Band 50	-	-	1.80
Band 25	-	-	1.84
Band 0	768,425	409,031	1.88
Total	$33,802,028	20,112,810

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$566,630
Mortality & expense charges			(464,960)
Net investment income (loss)			101,670

Gain (loss) on investments:
Net realized gain (loss)			1,040,317
Realized gain distributions			127,148
Net change in unrealized appreciation (depreciation)			(9,791,692)
Net gain (loss)			(8,624,227)

Increase (decrease) in net assets from operations			$(8,522,557)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$101,670	$187,382
Net realized gain (loss)		1,040,317	3,271,385
Realized gain distributions		127,148	172,964
Net change in unrealized appreciation (depreciation)		(9,791,692)	2,659,271

Increase (decrease) in net assets from operations		(8,522,557)	6,291,002

Contract owner transactions:
Proceeds from units sold		7,273,241	8,381,703
Cost of units redeemed		(9,251,487)	(12,681,936)
Account charges		(40,126)	(43,597)
Increase (decrease)		(2,018,372)	(4,343,830)
Net increase (decrease)		(10,540,929)	1,947,172
Net assets, beginning		44,342,957	42,395,785
Net assets, ending		$33,802,028	$44,342,957

Units sold		4,159,932	4,336,684
Units redeemed		(5,498,408)	(6,574,111)
Net increase (decrease)		(1,338,476)	(2,237,427)
Units outstanding, beginning		21,451,286	23,688,713
Units outstanding, ending		20,112,810	21,451,286

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$95,823,181
Cost of units redeemed/account charges			(77,824,559)
Net investment income (loss)			1,797,204
Net realized gain (loss)			10,240,703
Realized gain distributions			661,199
Net change in unrealized appreciation (depreciation)			3,104,300
Net assets			$33,802,028

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.68	19,704	$33,034	1.25%	-18.7%	12/31/2022	$1.72	0	$0	1.00%	-18.5%	12/31/2022	$1.75	0	$0	0.75%	-18.3%
12/31/2021	2.06	21,058	43,445	1.25%	15.4%	12/31/2021	2.11	0	0	1.00%	15.7%	12/31/2021	2.15	0	0	0.75%	16.0%
12/31/2020	1.79	23,365	41,764	1.25%	15.4%	12/31/2020	1.82	0	0	1.00%	15.7%	12/31/2020	1.85	0	0	0.75%	16.0%
12/31/2019	1.55	23,536	36,447	1.25%	24.2%	12/31/2019	1.57	0	0	1.00%	24.5%	12/31/2019	1.60	0	0	0.75%	24.8%
12/31/2018	1.25	21,122	26,335	1.25%	-8.4%	12/31/2018	1.26	0	0	1.00%	-8.2%	12/31/2018	1.28	0	0	0.75%	-8.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.80	0	$0	0.50%	-18.1%	12/31/2022	$1.84	0	$0	0.25%	-17.9%	12/31/2022	$1.88	409	$768	0.00%	-17.7%
12/31/2021	2.19	0	0	0.50%	16.3%	12/31/2021	2.24	0	0	0.25%	16.6%	12/31/2021	2.28	393	898	0.00%	16.9%
12/31/2020	1.89	0	0	0.50%	16.3%	12/31/2020	1.92	0	0	0.25%	16.6%	12/31/2020	1.95	323	632	0.00%	16.9%
12/31/2019	1.62	0	0	0.50%	25.1%	12/31/2019	1.65	0	0	0.25%	25.4%	12/31/2019	1.67	4,525	7,563	0.00%	25.8%
12/31/2018	1.30	0	0	0.50%	-7.7%	12/31/2018	1.31	0	0	0.25%	-7.5%	12/31/2018	1.33	3,990	5,303	0.00%	-7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.5%
2021	1.7%
2020	1.4%
2019	2.4%
2018	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2055 Fund Retirement Class - 06-041

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$21,877,040	$20,404,623	1,152,499
Receivables: investments sold	8,916
Payables: investments purchased	-
Net assets	$21,885,956

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$21,109,359	12,514,003	$1.69
Band 100	-	-	1.73
Band 75	-	-	1.77
Band 50	-	-	1.81
Band 25	-	-	1.85
Band 0	776,597	410,852	1.89
Total	$21,885,956	12,924,855

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$362,847
Mortality & expense charges			(282,505)
Net investment income (loss)			80,342

Gain (loss) on investments:
Net realized gain (loss)			636,850
Realized gain distributions			70,814
Net change in unrealized appreciation (depreciation)			(5,977,272)
Net gain (loss)			(5,269,608)

Increase (decrease) in net assets from operations			$(5,189,266)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$80,342	$123,934
Net realized gain (loss)		636,850	1,966,455
Realized gain distributions		70,814	35,702
Net change in unrealized appreciation (depreciation)		(5,977,272)	1,664,589

Increase (decrease) in net assets from operations		(5,189,266)	3,790,680

Contract owner transactions:
Proceeds from units sold		6,113,070	6,549,284
Cost of units redeemed		(6,008,636)	(8,189,220)
Account charges		(34,793)	(36,715)
Increase (decrease)		69,641	(1,676,651)
Net increase (decrease)		(5,119,625)	2,114,029
Net assets, beginning		27,005,581	24,891,552
Net assets, ending		$21,885,956	$27,005,581

Units sold		3,494,761	3,388,771
Units redeemed		(3,531,583)	(4,253,549)
Net increase (decrease)		(36,822)	(864,778)
Units outstanding, beginning		12,961,677	13,826,455
Units outstanding, ending		12,924,855	12,961,677

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$57,902,626
Cost of units redeemed/account charges			(44,790,281)
Net investment income (loss)			1,115,688
Net realized gain (loss)			5,932,129
Realized gain distributions			253,377
Net change in unrealized appreciation (depreciation)			1,472,417
Net assets			$21,885,956

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.69	12,514	$21,109	1.25%	-18.8%	12/31/2022	$1.73	0	$0	1.00%	-18.6%	12/31/2022	$1.77	0	$0	0.75%	-18.4%
12/31/2021	2.08	12,613	26,203	1.25%	15.7%	12/31/2021	2.12	0	0	1.00%	15.9%	12/31/2021	2.16	0	0	0.75%	16.2%
12/31/2020	1.80	13,503	24,257	1.25%	15.5%	12/31/2020	1.83	0	0	1.00%	15.8%	12/31/2020	1.86	0	0	0.75%	16.1%
12/31/2019	1.56	12,172	18,933	1.25%	24.4%	12/31/2019	1.58	0	0	1.00%	24.7%	12/31/2019	1.60	0	0	0.75%	25.0%
12/31/2018	1.25	10,327	12,909	1.25%	-8.5%	12/31/2018	1.27	0	0	1.00%	-8.3%	12/31/2018	1.28	0	0	0.75%	-8.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.81	0	$0	0.50%	-18.2%	12/31/2022	$1.85	0	$0	0.25%	-18.0%	12/31/2022	$1.89	411	$777	0.00%	-17.8%
12/31/2021	2.21	0	0	0.50%	16.5%	12/31/2021	2.25	0	0	0.25%	16.8%	12/31/2021	2.30	349	803	0.00%	17.1%
12/31/2020	1.89	0	0	0.50%	16.4%	12/31/2020	1.93	0	0	0.25%	16.7%	12/31/2020	1.96	323	634	0.00%	16.9%
12/31/2019	1.63	0	0	0.50%	25.4%	12/31/2019	1.65	0	0	0.25%	25.7%	12/31/2019	1.68	4,392	7,374	0.00%	26.0%
12/31/2018	1.30	0	0	0.50%	-7.8%	12/31/2018	1.32	0	0	0.25%	-7.6%	12/31/2018	1.33	3,756	5,005	0.00%	-7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.5%
2021	1.7%
2020	1.3%
2019	2.3%
2018	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index Retirement Income Fund Retirement Class - 06-042

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,784,566	$1,812,624	124,968
Receivables: investments sold	1,236
Payables: investments purchased	-
Net assets	$1,785,802

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,785,802	1,407,047	$1.27
Band 100	-	-	1.30
Band 75	-	-	1.33
Band 50	-	-	1.36
Band 25	-	-	1.39
Band 0	-	-	1.42
Total	$1,785,802	1,407,047

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$53,028
Mortality & expense charges			(33,993)
Net investment income (loss)			19,035

Gain (loss) on investments:
Net realized gain (loss)			82,853
Realized gain distributions			14,642
Net change in unrealized appreciation (depreciation)			(643,111)
Net gain (loss)			(545,616)

Increase (decrease) in net assets from operations			$(526,581)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$19,035	$21,691
Net realized gain (loss)		82,853	192,597
Realized gain distributions		14,642	71,067
Net change in unrealized appreciation (depreciation)		(643,111)	(67,384)

Increase (decrease) in net assets from operations		(526,581)	217,971

Contract owner transactions:
Proceeds from units sold		172,420	381,493
Cost of units redeemed		(1,635,787)	(990,408)
Account charges		(1,650)	(2,288)
Increase (decrease)		(1,465,017)	(611,203)
Net increase (decrease)		(1,991,598)	(393,232)
Net assets, beginning		3,777,400	4,170,632
Net assets, ending		$1,785,802	$3,777,400

Units sold		276,852	262,158
Units redeemed		(1,407,920)	(680,319)
Net increase (decrease)		(1,131,068)	(418,161)
Units outstanding, beginning		2,538,115	2,956,276
Units outstanding, ending		1,407,047	2,538,115

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$20,910,648
Cost of units redeemed/account charges			(20,878,206)
Net investment income (loss)			378,149
Net realized gain (loss)			1,229,333
Realized gain distributions			173,936
Net change in unrealized appreciation (depreciation)			(28,058)
Net assets			$1,785,802

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.27	1,407	$1,786	1.25%	-14.7%	12/31/2022	$1.30	0	$0	1.00%	-14.5%	12/31/2022	$1.33	0	$0	0.75%	-14.3%
12/31/2021	1.49	2,538	3,777	1.25%	5.5%	12/31/2021	1.52	0	0	1.00%	5.8%	12/31/2021	1.55	0	0	0.75%	6.0%
12/31/2020	1.41	2,956	4,171	1.25%	10.4%	12/31/2020	1.44	0	0	1.00%	10.7%	12/31/2020	1.46	0	0	0.75%	11.0%
12/31/2019	1.28	3,966	5,067	1.25%	13.7%	12/31/2019	1.30	0	0	1.00%	14.0%	12/31/2019	1.32	0	0	0.75%	14.3%
12/31/2018	1.12	4,430	4,979	1.25%	-4.1%	12/31/2018	1.14	0	0	1.00%	-3.9%	12/31/2018	1.15	0	0	0.75%	-3.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.36	0	$0	0.50%	-14.1%	12/31/2022	$1.39	0	$0	0.25%	-13.9%	12/31/2022	$1.42	0	$0	0.00%	-13.6%
12/31/2021	1.58	0	0	0.50%	6.3%	12/31/2021	1.61	0	0	0.25%	6.6%	12/31/2021	1.65	0	0	0.00%	6.8%
12/31/2020	1.49	0	0	0.50%	11.2%	12/31/2020	1.51	0	0	0.25%	11.5%	12/31/2020	1.54	0	0	0.00%	11.8%
12/31/2019	1.34	0	0	0.50%	14.6%	12/31/2019	1.36	0	0	0.25%	14.8%	12/31/2019	1.38	1,264	1,743	0.00%	15.1%
12/31/2018	1.17	0	0	0.50%	-3.4%	12/31/2018	1.18	0	0	0.25%	-3.1%	12/31/2018	1.20	1,312	1,571	0.00%	-2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.9%
2021	1.8%
2020	1.3%
2019	2.4%
2018	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Bond Plus Fund Retirement Class - 06-939

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$245,556	$286,486	26,812
Receivables: investments sold	-
Payables: investments purchased	(4,508)
Net assets	$241,048

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$241,048	245,136	$0.98
Band 100	-	-	1.00
Band 75	-	-	1.02
Band 50	-	-	1.04
Band 25	-	-	1.06
Band 0	-	-	1.09
Total	$241,048	245,136

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$8,793
Mortality & expense charges			(3,589)
Net investment income (loss)			5,204

Gain (loss) on investments:
Net realized gain (loss)			(12,442)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(38,302)
Net gain (loss)			(50,744)

Increase (decrease) in net assets from operations			$(45,540)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,204	$3,036
Net realized gain (loss)		(12,442)	9,631
Realized gain distributions		-	3,806
Net change in unrealized appreciation (depreciation)		(38,302)	(22,619)

Increase (decrease) in net assets from operations		(45,540)	(6,146)

Contract owner transactions:
Proceeds from units sold		60,404	130,389
Cost of units redeemed		(72,824)	(250,894)
Account charges		(298)	(652)
Increase (decrease)		(12,718)	(121,157)
Net increase (decrease)		(58,258)	(127,303)
Net assets, beginning		299,306	426,609
Net assets, ending		$241,048	$299,306

Units sold		58,485	112,626
Units redeemed		(73,037)	(216,702)
Net increase (decrease)		(14,552)	(104,076)
Units outstanding, beginning		259,688	363,764
Units outstanding, ending		245,136	259,688

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,386,123
Cost of units redeemed/account charges			(1,169,123)
Net investment income (loss)			45,115
Net realized gain (loss)			7,865
Realized gain distributions			11,998
Net change in unrealized appreciation (depreciation)			(40,930)
Net assets			$241,048

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.98	245	$241	1.25%	-14.7%	12/31/2022	$1.00	0	$0	1.00%	-14.5%	12/31/2022	$1.02	0	$0	0.75%	-14.3%
12/31/2021	1.15	260	299	1.25%	-1.7%	12/31/2021	1.17	0	0	1.00%	-1.5%	12/31/2021	1.19	0	0	0.75%	-1.2%
12/31/2020	1.17	364	427	1.25%	6.4%	12/31/2020	1.19	0	0	1.00%	6.6%	12/31/2020	1.21	0	0	0.75%	6.9%
12/31/2019	1.10	390	430	1.25%	7.7%	12/31/2019	1.12	0	0	1.00%	8.0%	12/31/2019	1.13	0	0	0.75%	8.3%
12/31/2018	1.02	400	409	1.25%	-1.6%	12/31/2018	1.03	0	0	1.00%	-1.4%	12/31/2018	1.04	0	0	0.75%	-1.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.04	0	$0	0.50%	-14.0%	12/31/2022	$1.06	0	$0	0.25%	-13.8%	12/31/2022	$1.09	0	$0	0.00%	-13.6%
12/31/2021	1.21	0	0	0.50%	-1.0%	12/31/2021	1.24	0	0	0.25%	-0.7%	12/31/2021	1.26	0	0	0.00%	-0.5%
12/31/2020	1.23	0	0	0.50%	7.2%	12/31/2020	1.24	0	0	0.25%	7.4%	12/31/2020	1.26	0	0	0.00%	7.7%
12/31/2019	1.14	0	0	0.50%	8.6%	12/31/2019	1.16	0	0	0.25%	8.8%	12/31/2019	1.17	0	0	0.00%	9.1%
12/31/2018	1.05	0	0	0.50%	-0.9%	12/31/2018	1.06	0	0	0.25%	-0.6%	12/31/2018	1.08	0	0	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.3%
2021	2.1%
2020	2.9%
2019	2.9%
2018	3.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Large-Cap Growth Fund Retirement Class - 06-942

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$676,779	$915,971	42,522
Receivables: investments sold	598
Payables: investments purchased	-
Net assets	$677,377

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$677,377	342,501	$1.98
Band 100	-	-	2.02
Band 75	-	-	2.06
Band 50	-	-	2.10
Band 25	-	-	2.14
Band 0	-	-	2.18
Total	$677,377	342,501

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$911
Mortality & expense charges			(11,658)
Net investment income (loss)			(10,747)

Gain (loss) on investments:
Net realized gain (loss)			(69,412)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(350,542)
Net gain (loss)			(419,954)

Increase (decrease) in net assets from operations			$(430,701)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(10,747)	$(17,142)
Net realized gain (loss)		(69,412)	46,255
Realized gain distributions		-	135,863
Net change in unrealized appreciation (depreciation)		(350,542)	16,156

Increase (decrease) in net assets from operations		(430,701)	181,132

Contract owner transactions:
Proceeds from units sold		118,012	249,257
Cost of units redeemed		(440,375)	(340,361)
Account charges		(1,446)	(2,737)
Increase (decrease)		(323,809)	(93,841)
Net increase (decrease)		(754,510)	87,291
Net assets, beginning		1,431,887	1,344,596
Net assets, ending		$677,377	$1,431,887

Units sold		52,175	88,123
Units redeemed		(189,191)	(126,718)
Net increase (decrease)		(137,016)	(38,595)
Units outstanding, beginning		479,517	518,112
Units outstanding, ending		342,501	479,517

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,226,284
Cost of units redeemed/account charges			(2,077,917)
Net investment income (loss)			(65,075)
Net realized gain (loss)			143,928
Realized gain distributions			689,349
Net change in unrealized appreciation (depreciation)			(239,192)
Net assets			$677,377

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.98	343	$677	1.25%	-33.8%	12/31/2022	$2.02	0	$0	1.00%	-33.6%	12/31/2022	$2.06	0	$0	0.75%	-33.4%
12/31/2021	2.99	480	1,432	1.25%	15.1%	12/31/2021	3.04	0	0	1.00%	15.4%	12/31/2021	3.09	0	0	0.75%	15.6%
12/31/2020	2.60	518	1,345	1.25%	42.0%	12/31/2020	2.63	0	0	1.00%	42.4%	12/31/2020	2.67	0	0	0.75%	42.7%
12/31/2019	1.83	536	979	1.25%	28.8%	12/31/2019	1.85	0	0	1.00%	29.1%	12/31/2019	1.87	0	0	0.75%	29.5%
12/31/2018	1.42	560	794	1.25%	-1.4%	12/31/2018	1.43	0	0	1.00%	-1.2%	12/31/2018	1.45	0	0	0.75%	-1.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.10	0	$0	0.50%	-33.3%	12/31/2022	$2.14	0	$0	0.25%	-33.1%	12/31/2022	$2.18	0	$0	0.00%	-32.9%
12/31/2021	3.15	0	0	0.50%	15.9%	12/31/2021	3.20	0	0	0.25%	16.2%	12/31/2021	3.26	0	0	0.00%	16.5%
12/31/2020	2.71	0	0	0.50%	43.1%	12/31/2020	2.75	0	0	0.25%	43.5%	12/31/2020	2.80	0	0	0.00%	43.8%
12/31/2019	1.90	0	0	0.50%	29.8%	12/31/2019	1.92	0	0	0.25%	30.1%	12/31/2019	1.94	0	0	0.00%	30.4%
12/31/2018	1.46	0	0	0.50%	-0.7%	12/31/2018	1.48	0	0	0.25%	-0.5%	12/31/2018	1.49	0	0	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.1%
2021	0.0%
2020	0.2%
2019	0.2%
2018	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Large-Cap Value Fund Retirement Class - 06-943

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,360	$5,726	282
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$5,363

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,363	3,373	$1.59
Band 100	-	-	1.62
Band 75	-	-	1.65
Band 50	-	-	1.69
Band 25	-	-	1.72
Band 0	-	-	1.76
Total	$5,363	3,373

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$80
Mortality & expense charges			(66)
Net investment income (loss)			14

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			217
Net change in unrealized appreciation (depreciation)			(713)
Net gain (loss)			(496)

Increase (decrease) in net assets from operations			$(482)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$14	$(2)
Net realized gain (loss)		-	451
Realized gain distributions		217	412
Net change in unrealized appreciation (depreciation)		(713)	299

Increase (decrease) in net assets from operations		(482)	1,160

Contract owner transactions:
Proceeds from units sold		49	6,646
Cost of units redeemed		(1)	(2,677)
Account charges		(1)	-
Increase (decrease)		47	3,969
Net increase (decrease)		(435)	5,129
Net assets, beginning		5,798	669
Net assets, ending		$5,363	$5,798

Units sold		31	4,472
Units redeemed		-	(1,612)
Net increase (decrease)		31	2,860
Units outstanding, beginning		3,342	482
Units outstanding, ending		3,373	3,342

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$426,734
Cost of units redeemed/account charges			(457,472)
Net investment income (loss)			2,566
Net realized gain (loss)			(6,306)
Realized gain distributions			40,207
Net change in unrealized appreciation (depreciation)			(366)
Net assets			$5,363

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.59	3	$5	1.25%	-8.3%	12/31/2022	$1.62	0	$0	1.00%	-8.1%	12/31/2022	$1.65	0	$0	0.75%	-7.9%
12/31/2021	1.73	3	6	1.25%	25.1%	12/31/2021	1.77	0	0	1.00%	25.4%	12/31/2021	1.80	0	0	0.75%	25.7%
12/31/2020	1.39	0	1	1.25%	2.1%	12/31/2020	1.41	0	0	1.00%	2.3%	12/31/2020	1.43	0	0	0.75%	2.6%
12/31/2019	1.36	121	164	1.25%	27.0%	12/31/2019	1.38	0	0	1.00%	27.3%	12/31/2019	1.39	0	0	0.75%	27.6%
12/31/2018	1.07	231	247	1.25%	-15.4%	12/31/2018	1.08	0	0	1.00%	-15.2%	12/31/2018	1.09	0	0	0.75%	-15.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.69	0	$0	0.50%	-7.7%	12/31/2022	$1.72	0	$0	0.25%	-7.4%	12/31/2022	$1.76	0	$0	0.00%	-7.2%
12/31/2021	1.83	0	0	0.50%	26.0%	12/31/2021	1.86	0	0	0.25%	26.3%	12/31/2021	1.89	0	0	0.00%	26.7%
12/31/2020	1.45	0	0	0.50%	2.8%	12/31/2020	1.47	0	0	0.25%	3.1%	12/31/2020	1.49	0	0	0.00%	3.4%
12/31/2019	1.41	0	0	0.50%	27.9%	12/31/2019	1.43	0	0	0.25%	28.2%	12/31/2019	1.45	0	0	0.00%	28.6%
12/31/2018	1.10	0	0	0.50%	-14.8%	12/31/2018	1.11	0	0	0.25%	-14.6%	12/31/2018	1.12	0	0	0.00%	-14.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.4%
2021	1.9%
2020	0.0%
2019	1.4%
2018	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Mid-Cap Growth Fund Retirement Class - 06-944

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$236,959	$323,725	15,824
Receivables: investments sold	9,111
Payables: investments purchased	-
Net assets	$246,070

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$246,070	170,031	$1.45
Band 100	-	-	1.48
Band 75	-	-	1.51
Band 50	-	-	1.54
Band 25	-	-	1.57
Band 0	-	-	1.60
Total	$246,070	170,031

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$742
Mortality & expense charges			(3,360)
Net investment income (loss)			(2,618)

Gain (loss) on investments:
Net realized gain (loss)			(24,156)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(95,407)
Net gain (loss)			(119,563)

Increase (decrease) in net assets from operations			$(122,181)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,618)	$(4,542)
Net realized gain (loss)		(24,156)	35,035
Realized gain distributions		-	45,552
Net change in unrealized appreciation (depreciation)		(95,407)	(67,075)

Increase (decrease) in net assets from operations		(122,181)	8,970

Contract owner transactions:
Proceeds from units sold		110,827	100,527
Cost of units redeemed		(80,918)	(107,642)
Account charges		(97)	(151)
Increase (decrease)		29,812	(7,266)
Net increase (decrease)		(92,369)	1,704
Net assets, beginning		338,439	336,735
Net assets, ending		$246,070	$338,439

Units sold		91,574	45,208
Units redeemed		(75,700)	(46,621)
Net increase (decrease)		15,874	(1,413)
Units outstanding, beginning		154,157	155,570
Units outstanding, ending		170,031	154,157

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,930,896
Cost of units redeemed/account charges			(3,352,769)
Net investment income (loss)			(63,832)
Net realized gain (loss)			487,643
Realized gain distributions			330,898
Net change in unrealized appreciation (depreciation)			(86,766)
Net assets			$246,070

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.45	170	$246	1.25%	-34.1%	12/31/2022	$1.48	0	$0	1.00%	-33.9%	12/31/2022	$1.51	0	$0	0.75%	-33.7%
12/31/2021	2.20	154	338	1.25%	1.4%	12/31/2021	2.23	0	0	1.00%	1.7%	12/31/2021	2.27	0	0	0.75%	1.9%
12/31/2020	2.16	156	337	1.25%	43.2%	12/31/2020	2.20	0	0	1.00%	43.5%	12/31/2020	2.23	0	0	0.75%	43.9%
12/31/2019	1.51	178	269	1.25%	31.5%	12/31/2019	1.53	0	0	1.00%	31.8%	12/31/2019	1.55	0	0	0.75%	32.1%
12/31/2018	1.15	475	546	1.25%	-9.6%	12/31/2018	1.16	0	0	1.00%	-9.4%	12/31/2018	1.17	0	0	0.75%	-9.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.54	0	$0	0.50%	-33.6%	12/31/2022	$1.57	0	$0	0.25%	-33.4%	12/31/2022	$1.60	0	$0	0.00%	-33.3%
12/31/2021	2.31	0	0	0.50%	2.2%	12/31/2021	2.35	0	0	0.25%	2.4%	12/31/2021	2.39	0	0	0.00%	2.7%
12/31/2020	2.26	0	0	0.50%	44.2%	12/31/2020	2.30	0	0	0.25%	44.6%	12/31/2020	2.33	0	0	0.00%	45.0%
12/31/2019	1.57	0	0	0.50%	32.5%	12/31/2019	1.59	0	0	0.25%	32.8%	12/31/2019	1.61	0	0	0.00%	33.1%
12/31/2018	1.18	0	0	0.50%	-8.9%	12/31/2018	1.20	0	0	0.25%	-8.7%	12/31/2018	1.21	0	0	0.00%	-8.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.3%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2060 Fund Retirement Class - 06-CMV

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,843,071	$9,974,778	670,240
Receivables: investments sold	9,458
Payables: investments purchased	-
Net assets	$9,852,529

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,457,018	5,855,612	$1.62
Band 100	-	-	1.64
Band 75	-	-	1.67
Band 50	-	-	1.70
Band 25	-	-	1.73
Band 0	395,511	225,413	1.75
Total	$9,852,529	6,081,025

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$155,889
Mortality & expense charges			(115,133)
Net investment income (loss)			40,756

Gain (loss) on investments:
Net realized gain (loss)			70,394
Realized gain distributions			25,447
Net change in unrealized appreciation (depreciation)			(2,206,128)
Net gain (loss)			(2,110,287)

Increase (decrease) in net assets from operations			$(2,069,531)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$40,756	$57,547
Net realized gain (loss)		70,394	558,272
Realized gain distributions		25,447	2,845
Net change in unrealized appreciation (depreciation)		(2,206,128)	691,715

Increase (decrease) in net assets from operations		(2,069,531)	1,310,379

Contract owner transactions:
Proceeds from units sold		4,420,925	4,414,544
Cost of units redeemed		(2,628,009)	(3,159,458)
Account charges		(27,389)	(23,937)
Increase (decrease)		1,765,527	1,231,149
Net increase (decrease)		(304,004)	2,541,528
Net assets, beginning		10,156,533	7,615,005
Net assets, ending		$9,852,529	$10,156,533

Units sold		2,622,599	2,415,873
Units redeemed		(1,630,934)	(1,753,494)
Net increase (decrease)		991,665	662,379
Units outstanding, beginning		5,089,360	4,426,981
Units outstanding, ending		6,081,025	5,089,360

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$22,223,520
Cost of units redeemed/account charges			(13,815,283)
Net investment income (loss)			306,023
Net realized gain (loss)			1,213,628
Realized gain distributions			56,348
Net change in unrealized appreciation (depreciation)			(131,707)
Net assets			$9,852,529

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.62	5,856	$9,457	1.25%	-18.9%	12/31/2022	$1.64	0	$0	1.00%	-18.7%	12/31/2022	$1.67	0	$0	0.75%	-18.5%
12/31/2021	1.99	4,914	9,781	1.25%	15.9%	12/31/2021	2.02	0	0	1.00%	16.2%	12/31/2021	2.05	0	0	0.75%	16.5%
12/31/2020	1.72	4,296	7,377	1.25%	15.6%	12/31/2020	1.74	0	0	1.00%	15.9%	12/31/2020	1.76	0	0	0.75%	16.2%
12/31/2019	1.49	3,104	4,610	1.25%	24.6%	12/31/2019	1.50	0	0	1.00%	24.9%	12/31/2019	1.51	0	0	0.75%	25.2%
12/31/2018	1.19	1,771	2,111	1.25%	-8.5%	12/31/2018	1.20	0	0	1.00%	-8.3%	12/31/2018	1.21	0	0	0.75%	-8.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.70	0	$0	0.50%	-18.3%	12/31/2022	$1.73	0	$0	0.25%	-18.1%	12/31/2022	$1.75	225	$396	0.00%	-17.8%
12/31/2021	2.08	0	0	0.50%	16.8%	12/31/2021	2.11	0	0	0.25%	17.1%	12/31/2021	2.14	176	375	0.00%	17.4%
12/31/2020	1.78	0	0	0.50%	16.5%	12/31/2020	1.80	0	0	0.25%	16.8%	12/31/2020	1.82	131	238	0.00%	17.1%
12/31/2019	1.53	0	0	0.50%	25.5%	12/31/2019	1.54	0	0	0.25%	25.8%	12/31/2019	1.55	1,711	2,659	0.00%	26.2%
12/31/2018	1.22	0	0	0.50%	-7.8%	12/31/2018	1.22	0	0	0.25%	-7.6%	12/31/2018	1.23	1,075	1,325	0.00%	-7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.6%
2021	1.9%
2020	1.4%
2019	2.7%
2018	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Core Impact Bd R Class - 06-CNK

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$193,826	$231,187	21,970
Receivables: investments sold	171
Payables: investments purchased	-
Net assets	$193,997

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$193,997	206,690	$0.94
Band 100	-	-	0.95
Band 75	-	-	0.97
Band 50	-	-	0.99
Band 25	-	-	1.00
Band 0	-	-	1.02
Total	$193,997	206,690

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$4,880
Mortality & expense charges			(2,524)
Net investment income (loss)			2,356

Gain (loss) on investments:
Net realized gain (loss)			(287)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(36,467)
Net gain (loss)			(36,754)

Increase (decrease) in net assets from operations			$(34,398)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,356	$226
Net realized gain (loss)		(287)	(1,065)
Realized gain distributions		-	33
Net change in unrealized appreciation (depreciation)		(36,467)	(109)

Increase (decrease) in net assets from operations		(34,398)	(915)

Contract owner transactions:
Proceeds from units sold		5,242	220,025
Cost of units redeemed		(27)	(53,884)
Account charges		-	-
Increase (decrease)		5,215	166,141
Net increase (decrease)		(29,183)	165,226
Net assets, beginning		223,180	57,954
Net assets, ending		$193,997	$223,180

Units sold		5,296	198,028
Units redeemed		-	(47,618)
Net increase (decrease)		5,296	150,410
Units outstanding, beginning		201,394	50,984
Units outstanding, ending		206,690	201,394

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$537,453
Cost of units redeemed/account charges			(312,030)
Net investment income (loss)			3,709
Net realized gain (loss)			811
Realized gain distributions			1,415
Net change in unrealized appreciation (depreciation)			(37,361)
Net assets			$193,997

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.94	207	$194	1.25%	-15.3%	12/31/2022	$0.95	0	$0	1.00%	-15.1%	12/31/2022	$0.97	0	$0	0.75%	-14.9%
12/31/2021	1.11	201	223	1.25%	-2.5%	12/31/2021	1.12	0	0	1.00%	-2.3%	12/31/2021	1.14	0	0	0.75%	-2.0%
12/31/2020	1.14	51	58	1.25%	5.9%	12/31/2020	1.15	0	0	1.00%	6.1%	12/31/2020	1.16	0	0	0.75%	6.4%
12/31/2019	1.07	1	1	1.25%	7.1%	12/31/2019	1.08	0	0	1.00%	7.4%	12/31/2019	1.09	0	0	0.75%	7.7%
12/31/2018	1.00	35	35	1.25%	-1.2%	12/31/2018	1.01	0	0	1.00%	-0.9%	12/31/2018	1.02	0	0	0.75%	-0.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.99	0	$0	0.50%	-14.7%	12/31/2022	$1.00	0	$0	0.25%	-14.5%	12/31/2022	$1.02	0	$0	0.00%	-14.2%
12/31/2021	1.16	0	0	0.50%	-1.8%	12/31/2021	1.17	0	0	0.25%	-1.5%	12/31/2021	1.19	0	0	0.00%	-1.3%
12/31/2020	1.18	0	0	0.50%	6.7%	12/31/2020	1.19	0	0	0.25%	6.9%	12/31/2020	1.20	0	0	0.00%	7.2%
12/31/2019	1.10	0	0	0.50%	7.9%	12/31/2019	1.11	0	0	0.25%	8.2%	12/31/2019	1.12	0	0	0.00%	8.5%
12/31/2018	1.02	0	0	0.50%	-0.4%	12/31/2018	1.03	0	0	0.25%	-0.2%	12/31/2018	1.04	0	0	0.00%	0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.3%
2021	1.6%
2020	4.2%
2019	2.8%
2018	4.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Bond Index Fund Institutional Class - 06-FGV

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,187,413	$1,348,061	129,390
Receivables: investments sold	34,029
Payables: investments purchased	-
Net assets	$1,221,442

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,221,442	1,283,158	$0.95
Band 100	-	-	0.97
Band 75	-	-	0.98
Band 50	-	-	1.00
Band 25	-	-	1.01
Band 0	-	-	1.03
Total	$1,221,442	1,283,158

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$35,202
Mortality & expense charges			(18,591)
Net investment income (loss)			16,611

Gain (loss) on investments:
Net realized gain (loss)			(129,065)
Realized gain distributions			610
Net change in unrealized appreciation (depreciation)			(128,923)
Net gain (loss)			(257,378)

Increase (decrease) in net assets from operations			$(240,767)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$16,611	$8,870
Net realized gain (loss)		(129,065)	(10,557)
Realized gain distributions		610	3,029
Net change in unrealized appreciation (depreciation)		(128,923)	(36,689)

Increase (decrease) in net assets from operations		(240,767)	(35,347)

Contract owner transactions:
Proceeds from units sold		749,808	1,503,444
Cost of units redeemed		(938,764)	(496,516)
Account charges		(3,443)	(3,479)
Increase (decrease)		(192,399)	1,003,449
Net increase (decrease)		(433,166)	968,102
Net assets, beginning		1,654,608	686,506
Net assets, ending		$1,221,442	$1,654,608

Units sold		765,286	1,337,790
Units redeemed		(971,349)	(447,696)
Net increase (decrease)		(206,063)	890,094
Units outstanding, beginning		1,489,221	599,127
Units outstanding, ending		1,283,158	1,489,221

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$4,875,399
Cost of units redeemed/account charges			(3,492,900)
Net investment income (loss)			55,042
Net realized gain (loss)			(64,136)
Realized gain distributions			8,685
Net change in unrealized appreciation (depreciation)			(160,648)
Net assets			$1,221,442

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.95	1,283	$1,221	1.25%	-14.3%	12/31/2022	$0.97	0	$0	1.00%	-14.1%	12/31/2022	$0.98	0	$0	0.75%	-13.9%
12/31/2021	1.11	1,489	1,655	1.25%	-3.0%	12/31/2021	1.13	0	0	1.00%	-2.8%	12/31/2021	1.14	0	0	0.75%	-2.5%
12/31/2020	1.15	599	687	1.25%	6.2%	12/31/2020	1.16	0	0	1.00%	6.4%	12/31/2020	1.17	0	0	0.75%	6.7%
12/31/2019	1.08	982	1,060	1.25%	7.0%	12/31/2019	1.09	0	0	1.00%	7.3%	12/31/2019	1.10	0	0	0.75%	7.6%
12/31/2018	1.01	630	635	1.25%	-1.3%	12/31/2018	1.01	0	0	1.00%	-1.0%	12/31/2018	1.02	0	0	0.75%	-0.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.00	0	$0	0.50%	-13.7%	12/31/2022	$1.01	0	$0	0.25%	-13.5%	12/31/2022	$1.03	0	$0	0.00%	-13.2%
12/31/2021	1.15	0	0	0.50%	-2.3%	12/31/2021	1.17	0	0	0.25%	-2.1%	12/31/2021	1.18	0	0	0.00%	-1.8%
12/31/2020	1.18	0	0	0.50%	7.0%	12/31/2020	1.19	0	0	0.25%	7.2%	12/31/2020	1.21	0	0	0.00%	7.5%
12/31/2019	1.10	0	0	0.50%	7.9%	12/31/2019	1.11	0	0	0.25%	8.1%	12/31/2019	1.12	0	0	0.00%	8.4%
12/31/2018	1.02	0	0	0.50%	-0.5%	12/31/2018	1.03	0	0	0.25%	-0.3%	12/31/2018	1.03	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.4%
2021	2.3%
2020	3.0%
2019	2.5%
2018	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Growth & Income Fund Institutional Class - 06-FGW

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$651,804	$873,075	53,120
Receivables: investments sold	520
Payables: investments purchased	-
Net assets	$652,324

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$652,324	400,728	$1.63
Band 100	-	-	1.65
Band 75	-	-	1.68
Band 50	-	-	1.70
Band 25	-	-	1.73
Band 0	-	-	1.76
Total	$652,324	400,728

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$9,440
Mortality & expense charges			(8,616)
Net investment income (loss)			824

Gain (loss) on investments:
Net realized gain (loss)			(5,004)
Realized gain distributions			47,389
Net change in unrealized appreciation (depreciation)			(231,196)
Net gain (loss)			(188,811)

Increase (decrease) in net assets from operations			$(187,987)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$824	$(3,123)
Net realized gain (loss)		(5,004)	28,148
Realized gain distributions		47,389	125,430
Net change in unrealized appreciation (depreciation)		(231,196)	9,925

Increase (decrease) in net assets from operations		(187,987)	160,380

Contract owner transactions:
Proceeds from units sold		57,360	977,846
Cost of units redeemed		(14,477)	(340,794)
Account charges		-	(4)
Increase (decrease)		42,883	637,048
Net increase (decrease)		(145,104)	797,428
Net assets, beginning		797,428	-
Net assets, ending		$652,324	$797,428

Units sold		32,620	555,994
Units redeemed		(8,722)	(179,164)
Net increase (decrease)		23,898	376,830
Units outstanding, beginning		376,830	-
Units outstanding, ending		400,728	376,830

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,040,115
Cost of units redeemed/account charges			(360,501)
Net investment income (loss)			(2,306)
Net realized gain (loss)			23,438
Realized gain distributions			172,849
Net change in unrealized appreciation (depreciation)			(221,271)
Net assets			$652,324

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.63	401	$652	1.25%	-23.1%	12/31/2022	$1.65	0	$0	1.00%	-22.9%	12/31/2022	$1.68	0	$0	0.75%	-22.7%
12/31/2021	2.12	377	797	1.25%	23.8%	12/31/2021	2.14	0	0	1.00%	24.1%	12/31/2021	2.17	0	0	0.75%	24.4%
12/31/2020	1.71	0	0	1.25%	19.0%	12/31/2020	1.73	0	0	1.00%	19.3%	12/31/2020	1.74	0	0	0.75%	19.6%
12/31/2019	1.44	0	0	1.25%	28.6%	12/31/2019	1.45	0	0	1.00%	28.9%	12/31/2019	1.46	0	0	0.75%	29.3%
12/31/2018	1.12	0	0	1.25%	-8.3%	12/31/2018	1.12	0	0	1.00%	-8.0%	12/31/2018	1.13	0	0	0.75%	-7.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.70	0	$0	0.50%	-22.5%	12/31/2022	$1.73	0	$0	0.25%	-22.3%	12/31/2022	$1.76	0	$0	0.00%	-22.1%
12/31/2021	2.20	0	0	0.50%	24.8%	12/31/2021	2.23	0	0	0.25%	25.1%	12/31/2021	2.25	0	0	0.00%	25.4%
12/31/2020	1.76	0	0	0.50%	19.9%	12/31/2020	1.78	0	0	0.25%	20.2%	12/31/2020	1.80	0	0	0.00%	20.5%
12/31/2019	1.47	0	0	0.50%	29.6%	12/31/2019	1.48	0	0	0.25%	29.9%	12/31/2019	1.49	0	0	0.00%	30.2%
12/31/2018	1.13	0	0	0.50%	-7.6%	12/31/2018	1.14	0	0	0.25%	-7.3%	12/31/2018	1.15	0	0	0.00%	-7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.3%
2021	1.7%
2020	0.0%
2019	0.0%
2018	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF International Equity Index Fund Institutional Class - 06-FGX

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,620,247	$7,054,677	345,829
Receivables: investments sold	-
Payables: investments purchased	(14,895)
Net assets	$6,605,352

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,337,188	5,009,302	$1.27
Band 100	-	-	1.28
Band 75	268,164	205,643	1.30
Band 50	-	-	1.32
Band 25	-	-	1.34
Band 0	-	-	1.36
Total	$6,605,352	5,214,945

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$180,640
Mortality & expense charges			(85,507)
Net investment income (loss)			95,133

Gain (loss) on investments:
Net realized gain (loss)			(73,929)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,314,689)
Net gain (loss)			(1,388,618)

Increase (decrease) in net assets from operations			$(1,293,485)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$95,133	$144,228
Net realized gain (loss)		(73,929)	257,483
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(1,314,689)	291,333

Increase (decrease) in net assets from operations		(1,293,485)	693,044

Contract owner transactions:
Proceeds from units sold		2,169,461	3,158,236
Cost of units redeemed		(2,381,914)	(1,742,018)
Account charges		(10,507)	(9,986)
Increase (decrease)		(222,960)	1,406,232
Net increase (decrease)		(1,516,445)	2,099,276
Net assets, beginning		8,121,797	6,022,521
Net assets, ending		$6,605,352	$8,121,797

Units sold		1,699,295	2,198,490
Units redeemed		(1,918,867)	(1,193,014)
Net increase (decrease)		(219,572)	1,005,476
Units outstanding, beginning		5,434,517	4,429,041
Units outstanding, ending		5,214,945	5,434,517

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$16,709,236
Cost of units redeemed/account charges			(10,232,431)
Net investment income (loss)			539,688
Net realized gain (loss)			23,289
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(434,430)
Net assets			$6,605,352

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.27	5,009	$6,337	1.25%	-15.3%	12/31/2022	$1.28	0	$0	1.00%	-15.1%	12/31/2022	$1.30	206	$268	0.75%	-14.8%
12/31/2021	1.49	5,198	7,760	1.25%	9.9%	12/31/2021	1.51	33	49	1.00%	10.2%	12/31/2021	1.53	204	313	0.75%	10.5%
12/31/2020	1.36	4,189	5,690	1.25%	6.8%	12/31/2020	1.37	5	7	1.00%	7.1%	12/31/2020	1.39	235	325	0.75%	7.3%
12/31/2019	1.27	4,927	6,266	1.25%	20.3%	12/31/2019	1.28	0	0	1.00%	20.6%	12/31/2019	1.29	258	333	0.75%	20.9%
12/31/2018	1.06	4,103	4,338	1.25%	-14.3%	12/31/2018	1.06	0	0	1.00%	-14.1%	12/31/2018	1.07	226	242	0.75%	-13.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.32	0	$0	0.50%	-14.6%	12/31/2022	$1.34	0	$0	0.25%	-14.4%	12/31/2022	$1.36	0	$0	0.00%	-14.2%
12/31/2021	1.55	0	0	0.50%	10.7%	12/31/2021	1.57	0	0	0.25%	11.0%	12/31/2021	1.59	0	0	0.00%	11.3%
12/31/2020	1.40	0	0	0.50%	7.6%	12/31/2020	1.41	0	0	0.25%	7.9%	12/31/2020	1.43	0	0	0.00%	8.1%
12/31/2019	1.30	0	0	0.50%	21.2%	12/31/2019	1.31	0	0	0.25%	21.5%	12/31/2019	1.32	0	0	0.00%	21.8%
12/31/2018	1.07	0	0	0.50%	-13.7%	12/31/2018	1.08	0	0	0.25%	-13.5%	12/31/2018	1.09	0	0	0.00%	-13.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.5%
2021	3.3%
2020	1.8%
2019	3.3%
2018	5.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Large-Cap Growth Index Fund Institutional Class - 06-FGY

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$17,287,166	$19,633,011	467,425
Receivables: investments sold	35,620
Payables: investments purchased	-
Net assets	$17,322,786

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$17,322,786	8,591,182	$2.02
Band 100	-	-	2.05
Band 75	-	-	2.08
Band 50	-	-	2.11
Band 25	-	-	2.14
Band 0	-	-	2.18
Total	$17,322,786	8,591,182

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$169,908
Mortality & expense charges			(244,116)
Net investment income (loss)			(74,208)

Gain (loss) on investments:
Net realized gain (loss)			917,428
Realized gain distributions			1,530,322
Net change in unrealized appreciation (depreciation)			(9,825,907)
Net gain (loss)			(7,378,157)

Increase (decrease) in net assets from operations			$(7,452,365)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(74,208)	$(124,718)
Net realized gain (loss)		917,428	4,754,685
Realized gain distributions		1,530,322	1,905,804
Net change in unrealized appreciation (depreciation)		(9,825,907)	(246,234)

Increase (decrease) in net assets from operations		(7,452,365)	6,289,537

Contract owner transactions:
Proceeds from units sold		4,401,584	6,627,210
Cost of units redeemed		(5,076,936)	(13,142,945)
Account charges		(14,534)	(17,559)
Increase (decrease)		(689,886)	(6,533,294)
Net increase (decrease)		(8,142,251)	(243,757)
Net assets, beginning		25,465,037	25,708,794
Net assets, ending		$17,322,786	$25,465,037

Units sold		1,907,641	2,642,365
Units redeemed		(2,151,067)	(5,040,298)
Net increase (decrease)		(243,426)	(2,397,933)
Units outstanding, beginning		8,834,608	11,232,541
Units outstanding, ending		8,591,182	8,834,608

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$50,267,528
Cost of units redeemed/account charges			(44,327,331)
Net investment income (loss)			(171,867)
Net realized gain (loss)			9,396,241
Realized gain distributions			4,504,060
Net change in unrealized appreciation (depreciation)			(2,345,845)
Net assets			$17,322,786

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.02	8,591	$17,323	1.25%	-30.0%	12/31/2022	$2.05	0	$0	1.00%	-29.9%	12/31/2022	$2.08	0	$0	0.75%	-29.7%
12/31/2021	2.88	8,813	25,401	1.25%	25.9%	12/31/2021	2.92	22	64	1.00%	26.2%	12/31/2021	2.96	0	0	0.75%	26.6%
12/31/2020	2.29	11,229	25,701	1.25%	36.7%	12/31/2020	2.31	3	8	1.00%	37.1%	12/31/2020	2.34	0	0	0.75%	37.4%
12/31/2019	1.67	14,718	24,639	1.25%	34.6%	12/31/2019	1.69	0	0	1.00%	34.9%	12/31/2019	1.70	0	0	0.75%	35.3%
12/31/2018	1.24	13,353	16,610	1.25%	-2.8%	12/31/2018	1.25	0	0	1.00%	-2.5%	12/31/2018	1.26	0	0	0.75%	-2.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.11	0	$0	0.50%	-29.5%	12/31/2022	$2.14	0	$0	0.25%	-29.3%	12/31/2022	$2.18	0	$0	0.00%	-29.2%
12/31/2021	2.99	0	0	0.50%	26.9%	12/31/2021	3.03	0	0	0.25%	27.2%	12/31/2021	3.07	0	0	0.00%	27.5%
12/31/2020	2.36	0	0	0.50%	37.7%	12/31/2020	2.38	0	0	0.25%	38.1%	12/31/2020	2.41	0	0	0.00%	38.4%
12/31/2019	1.71	0	0	0.50%	35.6%	12/31/2019	1.73	0	0	0.25%	35.9%	12/31/2019	1.74	0	0	0.00%	36.3%
12/31/2018	1.26	0	0	0.50%	-2.0%	12/31/2018	1.27	0	0	0.25%	-1.8%	12/31/2018	1.28	0	0	0.00%	-1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.8%
2021	0.8%
2020	0.7%
2019	1.2%
2018	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Large-Cap Value Index Fund Institutional Class - 06-FHC

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,322,751	$10,371,741	474,480
Receivables: investments sold	-
Payables: investments purchased	(12,296)
Net assets	$10,310,455

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,310,455	7,138,548	$1.44
Band 100	-	-	1.47
Band 75	-	-	1.49
Band 50	-	-	1.51
Band 25	-	-	1.53
Band 0	-	-	1.56
Total	$10,310,455	7,138,548

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$229,091
Mortality & expense charges			(128,639)
Net investment income (loss)			100,452

Gain (loss) on investments:
Net realized gain (loss)			75,006
Realized gain distributions			222,171
Net change in unrealized appreciation (depreciation)			(1,364,490)
Net gain (loss)			(1,067,313)

Increase (decrease) in net assets from operations			$(966,861)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$100,452	$53,219
Net realized gain (loss)		75,006	966,085
Realized gain distributions		222,171	185,355
Net change in unrealized appreciation (depreciation)		(1,364,490)	881,580

Increase (decrease) in net assets from operations		(966,861)	2,086,239

Contract owner transactions:
Proceeds from units sold		3,266,356	4,899,397
Cost of units redeemed		(1,992,034)	(5,425,837)
Account charges		(10,663)	(8,052)
Increase (decrease)		1,263,659	(534,492)
Net increase (decrease)		296,798	1,551,747
Net assets, beginning		10,013,657	8,461,910
Net assets, ending		$10,310,455	$10,013,657

Units sold		2,226,614	3,360,591
Units redeemed		(1,418,918)	(3,635,368)
Net increase (decrease)		807,696	(274,777)
Units outstanding, beginning		6,330,852	6,605,629
Units outstanding, ending		7,138,548	6,330,852

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$25,458,916
Cost of units redeemed/account charges			(17,618,985)
Net investment income (loss)			639,411
Net realized gain (loss)			772,179
Realized gain distributions			1,107,924
Net change in unrealized appreciation (depreciation)			(48,990)
Net assets			$10,310,455

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.44	7,139	$10,310	1.25%	-8.7%	12/31/2022	$1.47	0	$0	1.00%	-8.5%	12/31/2022	$1.49	0	$0	0.75%	-8.2%
12/31/2021	1.58	6,323	10,002	1.25%	23.5%	12/31/2021	1.60	7	12	1.00%	23.8%	12/31/2021	1.62	0	0	0.75%	24.1%
12/31/2020	1.28	6,606	8,462	1.25%	1.6%	12/31/2020	1.29	0	0	1.00%	1.9%	12/31/2020	1.31	0	0	0.75%	2.1%
12/31/2019	1.26	8,869	11,180	1.25%	24.8%	12/31/2019	1.27	0	0	1.00%	25.1%	12/31/2019	1.28	0	0	0.75%	25.5%
12/31/2018	1.01	8,282	8,363	1.25%	-9.5%	12/31/2018	1.02	0	0	1.00%	-9.2%	12/31/2018	1.02	0	0	0.75%	-9.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.51	0	$0	0.50%	-8.0%	12/31/2022	$1.53	0	$0	0.25%	-7.8%	12/31/2022	$1.56	0	$0	0.00%	-7.5%
12/31/2021	1.64	0	0	0.50%	24.4%	12/31/2021	1.66	0	0	0.25%	24.7%	12/31/2021	1.69	0	0	0.00%	25.0%
12/31/2020	1.32	0	0	0.50%	2.4%	12/31/2020	1.33	0	0	0.25%	2.6%	12/31/2020	1.35	0	0	0.00%	2.9%
12/31/2019	1.29	0	0	0.50%	25.8%	12/31/2019	1.30	0	0	0.25%	26.1%	12/31/2019	1.31	0	0	0.00%	26.4%
12/31/2018	1.03	0	0	0.50%	-8.8%	12/31/2018	1.03	0	0	0.25%	-8.5%	12/31/2018	1.04	0	0	0.00%	-8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.3%
2021	1.9%
2020	1.9%
2019	2.9%
2018	3.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2010 Fund Institutional Class - 06-FHF

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,373,430	$6,944,091	425,429
Receivables: investments sold	-
Payables: investments purchased	(492)
Net assets	$6,372,938

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,545,273	4,627,481	$1.20
Band 100	-	-	1.22
Band 75	531,733	430,483	1.24
Band 50	-	-	1.25
Band 25	-	-	1.27
Band 0	295,932	228,935	1.29
Total	$6,372,938	5,286,899

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$168,075
Mortality & expense charges			(68,990)
Net investment income (loss)			99,085

Gain (loss) on investments:
Net realized gain (loss)			(101,899)
Realized gain distributions			55,900
Net change in unrealized appreciation (depreciation)			(1,020,679)
Net gain (loss)			(1,066,678)

Increase (decrease) in net assets from operations			$(967,593)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$99,085	$68,732
Net realized gain (loss)		(101,899)	266,513
Realized gain distributions		55,900	169,966
Net change in unrealized appreciation (depreciation)		(1,020,679)	(193,234)

Increase (decrease) in net assets from operations		(967,593)	311,977

Contract owner transactions:
Proceeds from units sold		3,945,740	2,209,442
Cost of units redeemed		(3,050,073)	(1,577,114)
Account charges		(6,576)	(5,532)
Increase (decrease)		889,091	626,796
Net increase (decrease)		(78,502)	938,773
Net assets, beginning		6,451,440	5,512,667
Net assets, ending		$6,372,938	$6,451,440

Units sold		3,409,706	1,864,423
Units redeemed		(2,717,425)	(1,408,444)
Net increase (decrease)		692,281	455,979
Units outstanding, beginning		4,594,618	4,138,639
Units outstanding, ending		5,286,899	4,594,618

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$15,712,435
Cost of units redeemed/account charges			(9,861,418)
Net investment income (loss)			395,532
Net realized gain (loss)			393,171
Realized gain distributions			303,879
Net change in unrealized appreciation (depreciation)			(570,661)
Net assets			$6,372,938

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.20	4,627	$5,545	1.25%	-14.3%	12/31/2022	$1.22	0	$0	1.00%	-14.1%	12/31/2022	$1.24	430	$532	0.75%	-13.9%
12/31/2021	1.40	4,044	5,655	1.25%	5.6%	12/31/2021	1.42	1	2	1.00%	5.9%	12/31/2021	1.43	438	628	0.75%	6.2%
12/31/2020	1.32	3,391	4,489	1.25%	10.6%	12/31/2020	1.34	0	0	1.00%	10.9%	12/31/2020	1.35	442	597	0.75%	11.1%
12/31/2019	1.20	4,788	5,733	1.25%	14.1%	12/31/2019	1.21	0	0	1.00%	14.4%	12/31/2019	1.22	463	563	0.75%	14.7%
12/31/2018	1.05	4,501	4,722	1.25%	-4.1%	12/31/2018	1.05	0	0	1.00%	-3.8%	12/31/2018	1.06	420	445	0.75%	-3.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.25	0	$0	0.50%	-13.7%	12/31/2022	$1.27	0	$0	0.25%	-13.5%	12/31/2022	$1.29	229	$296	0.00%	-13.2%
12/31/2021	1.45	0	0	0.50%	6.4%	12/31/2021	1.47	0	0	0.25%	6.7%	12/31/2021	1.49	111	166	0.00%	7.0%
12/31/2020	1.36	0	0	0.50%	11.4%	12/31/2020	1.38	0	0	0.25%	11.7%	12/31/2020	1.39	306	426	0.00%	12.0%
12/31/2019	1.23	0	0	0.50%	15.0%	12/31/2019	1.23	0	0	0.25%	15.3%	12/31/2019	1.24	183	227	0.00%	15.6%
12/31/2018	1.07	0	0	0.50%	-3.4%	12/31/2018	1.07	0	0	0.25%	-3.1%	12/31/2018	1.08	457	492	0.00%	-2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.6%
2021	2.3%
2020	1.6%
2019	2.3%
2018	3.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2015 Fund Institutional Class - 06-FHG

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$15,214,359	$16,311,676	967,268
Receivables: investments sold	769
Payables: investments purchased	-
Net assets	$15,215,128

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,764,985	10,417,300	$1.23
Band 100	-	-	1.24
Band 75	392,056	310,396	1.26
Band 50	-	-	1.28
Band 25	-	-	1.30
Band 0	2,058,087	1,556,989	1.32
Total	$15,215,128	12,284,685

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$395,651
Mortality & expense charges			(173,537)
Net investment income (loss)			222,114

Gain (loss) on investments:
Net realized gain (loss)			36,841
Realized gain distributions			107,355
Net change in unrealized appreciation (depreciation)			(3,122,955)
Net gain (loss)			(2,978,759)

Increase (decrease) in net assets from operations			$(2,756,645)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$222,114	$182,926
Net realized gain (loss)		36,841	985,218
Realized gain distributions		107,355	561,727
Net change in unrealized appreciation (depreciation)		(3,122,955)	(474,974)

Increase (decrease) in net assets from operations		(2,756,645)	1,254,897

Contract owner transactions:
Proceeds from units sold		3,381,199	4,833,401
Cost of units redeemed		(4,800,158)	(6,469,167)
Account charges		(14,358)	(19,101)
Increase (decrease)		(1,433,317)	(1,654,867)
Net increase (decrease)		(4,189,962)	(399,970)
Net assets, beginning		19,405,090	19,805,060
Net assets, ending		$15,215,128	$19,405,090

Units sold		2,830,172	4,007,657
Units redeemed		(3,905,374)	(5,200,083)
Net increase (decrease)		(1,075,202)	(1,192,426)
Units outstanding, beginning		13,359,887	14,552,313
Units outstanding, ending		12,284,685	13,359,887

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$40,889,464
Cost of units redeemed/account charges			(28,803,040)
Net investment income (loss)			1,238,118
Net realized gain (loss)			1,968,166
Realized gain distributions			1,019,737
Net change in unrealized appreciation (depreciation)			(1,097,317)
Net assets			$15,215,128

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.23	10,417	$12,765	1.25%	-14.9%	12/31/2022	$1.24	0	$0	1.00%	-14.7%	12/31/2022	$1.26	310	$392	0.75%	-14.4%
12/31/2021	1.44	11,330	16,308	1.25%	6.5%	12/31/2021	1.46	0	0	1.00%	6.8%	12/31/2021	1.48	275	406	0.75%	7.0%
12/31/2020	1.35	12,365	16,710	1.25%	11.2%	12/31/2020	1.37	0	0	1.00%	11.5%	12/31/2020	1.38	342	472	0.75%	11.7%
12/31/2019	1.22	14,307	17,390	1.25%	15.3%	12/31/2019	1.22	0	0	1.00%	15.5%	12/31/2019	1.23	341	420	0.75%	15.8%
12/31/2018	1.05	13,616	14,359	1.25%	-4.5%	12/31/2018	1.06	0	0	1.00%	-4.3%	12/31/2018	1.07	399	426	0.75%	-4.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.28	0	$0	0.50%	-14.2%	12/31/2022	$1.30	0	$0	0.25%	-14.0%	12/31/2022	$1.32	1,557	$2,058	0.00%	-13.8%
12/31/2021	1.50	0	0	0.50%	7.3%	12/31/2021	1.51	0	0	0.25%	7.6%	12/31/2021	1.53	1,755	2,691	0.00%	7.9%
12/31/2020	1.39	0	0	0.50%	12.0%	12/31/2020	1.41	0	0	0.25%	12.3%	12/31/2020	1.42	1,845	2,623	0.00%	12.6%
12/31/2019	1.24	0	0	0.50%	16.1%	12/31/2019	1.25	0	0	0.25%	16.4%	12/31/2019	1.26	2,157	2,724	0.00%	16.7%
12/31/2018	1.07	0	0	0.50%	-3.8%	12/31/2018	1.08	0	0	0.25%	-3.5%	12/31/2018	1.08	2,361	2,555	0.00%	-3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.3%
2021	2.0%
2020	1.8%
2019	2.4%
2018	3.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2020 Fund Institutional Class - 06-FHH

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$57,207,157	$59,989,902	3,373,786
Receivables: investments sold	12,260
Payables: investments purchased	-
Net assets	$57,219,417

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$47,140,130	37,541,874	$1.26
Band 100	-	-	1.27
Band 75	1,685,924	1,302,560	1.29
Band 50	-	-	1.31
Band 25	-	-	1.33
Band 0	8,393,363	6,196,614	1.35
Total	$57,219,417	45,041,048

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,417,889
Mortality & expense charges			(668,435)
Net investment income (loss)			749,454

Gain (loss) on investments:
Net realized gain (loss)			581,697
Realized gain distributions			399,742
Net change in unrealized appreciation (depreciation)			(13,127,574)
Net gain (loss)			(12,146,135)

Increase (decrease) in net assets from operations			$(11,396,681)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$749,454	$789,549
Net realized gain (loss)		581,697	3,295,922
Realized gain distributions		399,742	2,352,825
Net change in unrealized appreciation (depreciation)		(13,127,574)	(745,298)

Increase (decrease) in net assets from operations		(11,396,681)	5,692,998

Contract owner transactions:
Proceeds from units sold		8,627,606	15,005,856
Cost of units redeemed		(19,556,084)	(16,636,729)
Account charges		(55,936)	(66,855)
Increase (decrease)		(10,984,414)	(1,697,728)
Net increase (decrease)		(22,381,095)	3,995,270
Net assets, beginning		79,600,512	75,605,242
Net assets, ending		$57,219,417	$79,600,512

Units sold		6,778,254	14,445,788
Units redeemed		(14,801,764)	(15,530,849)
Net increase (decrease)		(8,023,510)	(1,085,061)
Units outstanding, beginning		53,064,558	54,149,619
Units outstanding, ending		45,041,048	53,064,558

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$144,270,475
Cost of units redeemed/account charges			(99,325,236)
Net investment income (loss)			4,731,813
Net realized gain (loss)			6,757,327
Realized gain distributions			3,567,783
Net change in unrealized appreciation (depreciation)			(2,782,745)
Net assets			$57,219,417

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.26	37,542	$47,140	1.25%	-15.4%	12/31/2022	$1.27	0	$0	1.00%	-15.2%	12/31/2022	$1.29	1,303	$1,686	0.75%	-15.0%
12/31/2021	1.48	43,823	65,061	1.25%	7.4%	12/31/2021	1.50	0	0	1.00%	7.7%	12/31/2021	1.52	1,304	1,985	0.75%	7.9%
12/31/2020	1.38	42,834	59,211	1.25%	11.7%	12/31/2020	1.40	0	0	1.00%	11.9%	12/31/2020	1.41	1,455	2,052	0.75%	12.2%
12/31/2019	1.24	45,712	56,589	1.25%	16.5%	12/31/2019	1.25	0	0	1.00%	16.8%	12/31/2019	1.26	2,095	2,634	0.75%	17.1%
12/31/2018	1.06	44,016	46,778	1.25%	-5.0%	12/31/2018	1.07	0	0	1.00%	-4.7%	12/31/2018	1.07	2,261	2,428	0.75%	-4.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.31	0	$0	0.50%	-14.8%	12/31/2022	$1.33	0	$0	0.25%	-14.6%	12/31/2022	$1.35	6,197	$8,393	0.00%	-14.4%
12/31/2021	1.54	0	0	0.50%	8.2%	12/31/2021	1.56	0	0	0.25%	8.5%	12/31/2021	1.58	7,938	12,555	0.00%	8.7%
12/31/2020	1.43	0	0	0.50%	12.5%	12/31/2020	1.44	0	0	0.25%	12.8%	12/31/2020	1.45	9,861	14,342	0.00%	13.1%
12/31/2019	1.27	0	0	0.50%	17.4%	12/31/2019	1.28	0	0	0.25%	17.7%	12/31/2019	1.29	12,306	15,829	0.00%	18.0%
12/31/2018	1.08	0	0	0.50%	-4.2%	12/31/2018	1.08	0	0	0.25%	-4.0%	12/31/2018	1.09	12,700	13,849	0.00%	-3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.1%
2021	2.0%
2020	1.8%
2019	2.3%
2018	3.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2025 Fund Institutional Class - 06-FHJ

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$88,972,430	$91,741,027	4,803,912
Receivables: investments sold	-
Payables: investments purchased	(3,980)
Net assets	$88,968,450

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$69,383,643	53,416,492	$1.30
Band 100	-	-	1.32
Band 75	3,857,019	2,880,782	1.34
Band 50	-	-	1.36
Band 25	-	-	1.38
Band 0	15,727,788	11,224,994	1.40
Total	$88,968,450	67,522,268

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$2,046,027
Mortality & expense charges			(927,047)
Net investment income (loss)			1,118,980

Gain (loss) on investments:
Net realized gain (loss)			980,910
Realized gain distributions			555,788
Net change in unrealized appreciation (depreciation)			(19,385,768)
Net gain (loss)			(17,849,070)

Increase (decrease) in net assets from operations			$(16,730,090)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,118,980	$1,057,017
Net realized gain (loss)		980,910	3,763,432
Realized gain distributions		555,788	2,051,296
Net change in unrealized appreciation (depreciation)		(19,385,768)	1,967,702

Increase (decrease) in net assets from operations		(16,730,090)	8,839,447

Contract owner transactions:
Proceeds from units sold		20,324,592	23,674,905
Cost of units redeemed		(22,944,808)	(18,456,025)
Account charges		(93,432)	(101,941)
Increase (decrease)		(2,713,648)	5,116,939
Net increase (decrease)		(19,443,738)	13,956,386
Net assets, beginning		108,412,188	94,455,802
Net assets, ending		$88,968,450	$108,412,188

Units sold		15,296,665	20,409,520
Units redeemed		(16,961,874)	(16,888,183)
Net increase (decrease)		(1,665,209)	3,521,337
Units outstanding, beginning		69,187,477	65,666,140
Units outstanding, ending		67,522,268	69,187,477

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$163,308,087
Cost of units redeemed/account charges			(87,662,646)
Net investment income (loss)			5,477,984
Net realized gain (loss)			7,319,209
Realized gain distributions			3,294,413
Net change in unrealized appreciation (depreciation)			(2,768,597)
Net assets			$88,968,450

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.30	53,416	$69,384	1.25%	-16.1%	12/31/2022	$1.32	0	$0	1.00%	-15.9%	12/31/2022	$1.34	2,881	$3,857	0.75%	-15.7%
12/31/2021	1.55	54,065	83,679	1.25%	8.8%	12/31/2021	1.57	0	0	1.00%	9.0%	12/31/2021	1.59	3,286	5,217	0.75%	9.3%
12/31/2020	1.42	50,141	71,351	1.25%	12.6%	12/31/2020	1.44	0	0	1.00%	12.9%	12/31/2020	1.45	3,053	4,433	0.75%	13.2%
12/31/2019	1.26	53,024	67,016	1.25%	18.1%	12/31/2019	1.27	0	0	1.00%	18.4%	12/31/2019	1.28	3,024	3,880	0.75%	18.7%
12/31/2018	1.07	44,244	47,347	1.25%	-5.6%	12/31/2018	1.08	0	0	1.00%	-5.4%	12/31/2018	1.08	2,948	3,187	0.75%	-5.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.36	0	$0	0.50%	-15.4%	12/31/2022	$1.38	0	$0	0.25%	-15.2%	12/31/2022	$1.40	11,225	$15,728	0.00%	-15.0%
12/31/2021	1.61	0	0	0.50%	9.6%	12/31/2021	1.63	0	0	0.25%	9.9%	12/31/2021	1.65	11,836	19,516	0.00%	10.1%
12/31/2020	1.47	0	0	0.50%	13.4%	12/31/2020	1.48	0	0	0.25%	13.7%	12/31/2020	1.50	12,472	18,672	0.00%	14.0%
12/31/2019	1.29	0	0	0.50%	19.0%	12/31/2019	1.30	0	0	0.25%	19.3%	12/31/2019	1.31	12,531	16,455	0.00%	19.6%
12/31/2018	1.09	0	0	0.50%	-4.9%	12/31/2018	1.09	0	0	0.25%	-4.7%	12/31/2018	1.10	11,646	12,789	0.00%	-4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.1%
2021	2.1%
2020	1.8%
2019	2.3%
2018	3.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2030 Fund Institutional Class - 06-FHK

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$109,137,238	$109,126,539	5,445,948
Receivables: investments sold	54,020
Payables: investments purchased	-
Net assets	$109,191,258

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$87,275,676	64,926,921	$1.34
Band 100	-	-	1.36
Band 75	2,888,594	2,084,718	1.39
Band 50	-	-	1.41
Band 25	-	-	1.43
Band 0	19,026,988	13,122,070	1.45
Total	$109,191,258	80,133,709

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$2,367,219
Mortality & expense charges			(1,131,539)
Net investment income (loss)			1,235,680

Gain (loss) on investments:
Net realized gain (loss)			1,149,726
Realized gain distributions			656,963
Net change in unrealized appreciation (depreciation)			(23,921,236)
Net gain (loss)			(22,114,547)

Increase (decrease) in net assets from operations			$(20,878,867)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,235,680	$1,118,048
Net realized gain (loss)		1,149,726	4,332,690
Realized gain distributions		656,963	1,589,282
Net change in unrealized appreciation (depreciation)		(23,921,236)	5,085,187

Increase (decrease) in net assets from operations		(20,878,867)	12,125,207

Contract owner transactions:
Proceeds from units sold		22,747,098	23,417,549
Cost of units redeemed		(20,697,634)	(18,735,424)
Account charges		(115,662)	(117,259)
Increase (decrease)		1,933,802	4,564,866
Net increase (decrease)		(18,945,065)	16,690,073
Net assets, beginning		128,136,323	111,446,250
Net assets, ending		$109,191,258	$128,136,323

Units sold		16,506,951	20,760,301
Units redeemed		(14,847,609)	(17,698,174)
Net increase (decrease)		1,659,342	3,062,127
Units outstanding, beginning		78,474,367	75,412,240
Units outstanding, ending		80,133,709	78,474,367

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$180,057,876
Cost of units redeemed/account charges			(87,594,004)
Net investment income (loss)			5,941,799
Net realized gain (loss)			7,839,262
Realized gain distributions			2,935,626
Net change in unrealized appreciation (depreciation)			10,699
Net assets			$109,191,258

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.34	64,927	$87,276	1.25%	-16.7%	12/31/2022	$1.36	0	$0	1.00%	-16.5%	12/31/2022	$1.39	2,085	$2,889	0.75%	-16.3%
12/31/2021	1.61	63,665	102,795	1.25%	10.3%	12/31/2021	1.64	0	0	1.00%	10.6%	12/31/2021	1.66	2,069	3,426	0.75%	10.8%
12/31/2020	1.46	60,681	88,842	1.25%	13.3%	12/31/2020	1.48	0	0	1.00%	13.6%	12/31/2020	1.49	1,898	2,835	0.75%	13.9%
12/31/2019	1.29	55,451	71,631	1.25%	19.8%	12/31/2019	1.30	0	0	1.00%	20.1%	12/31/2019	1.31	2,021	2,651	0.75%	20.4%
12/31/2018	1.08	47,086	50,756	1.25%	-6.2%	12/31/2018	1.08	0	0	1.00%	-6.0%	12/31/2018	1.09	2,172	2,365	0.75%	-5.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.41	0	$0	0.50%	-16.1%	12/31/2022	$1.43	0	$0	0.25%	-15.9%	12/31/2022	$1.45	13,122	$19,027	0.00%	-15.7%
12/31/2021	1.68	0	0	0.50%	11.1%	12/31/2021	1.70	0	0	0.25%	11.4%	12/31/2021	1.72	12,740	21,915	0.00%	11.7%
12/31/2020	1.51	0	0	0.50%	14.2%	12/31/2020	1.52	0	0	0.25%	14.5%	12/31/2020	1.54	12,834	19,769	0.00%	14.8%
12/31/2019	1.32	0	0	0.50%	20.7%	12/31/2019	1.33	0	0	0.25%	21.0%	12/31/2019	1.34	13,156	17,658	0.00%	21.3%
12/31/2018	1.09	0	0	0.50%	-5.5%	12/31/2018	1.10	0	0	0.25%	-5.3%	12/31/2018	1.11	12,235	13,533	0.00%	-5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.0%
2021	2.0%
2020	1.8%
2019	2.4%
2018	3.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2035 Fund Institutional Class - 06-FHM

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$100,755,690	$101,804,519	4,688,906
Receivables: investments sold	55,801
Payables: investments purchased	-
Net assets	$100,811,491

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$85,484,571	61,448,543	$1.39
Band 100	-	-	1.41
Band 75	3,613,958	2,520,224	1.43
Band 50	-	-	1.46
Band 25	-	-	1.48
Band 0	11,712,962	7,805,150	1.50
Total	$100,811,491	71,773,917

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$2,068,047
Mortality & expense charges			(1,059,959)
Net investment income (loss)			1,008,088

Gain (loss) on investments:
Net realized gain (loss)			899,258
Realized gain distributions			573,463
Net change in unrealized appreciation (depreciation)			(21,259,773)
Net gain (loss)			(19,787,052)

Increase (decrease) in net assets from operations			$(18,778,964)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,008,088	$948,215
Net realized gain (loss)		899,258	3,171,723
Realized gain distributions		573,463	1,075,436
Net change in unrealized appreciation (depreciation)		(21,259,773)	5,731,132

Increase (decrease) in net assets from operations		(18,778,964)	10,926,506

Contract owner transactions:
Proceeds from units sold		25,244,683	26,889,994
Cost of units redeemed		(15,703,406)	(12,025,307)
Account charges		(86,334)	(87,565)
Increase (decrease)		9,454,943	14,777,122
Net increase (decrease)		(9,324,021)	25,703,628
Net assets, beginning		110,135,512	84,431,884
Net assets, ending		$100,811,491	$110,135,512

Units sold		17,612,640	20,641,604
Units redeemed		(10,726,318)	(11,411,589)
Net increase (decrease)		6,886,322	9,230,015
Units outstanding, beginning		64,887,595	55,657,580
Units outstanding, ending		71,773,917	64,887,595

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$148,794,887
Cost of units redeemed/account charges			(59,464,471)
Net investment income (loss)			4,499,098
Net realized gain (loss)			5,858,190
Realized gain distributions			2,172,616
Net change in unrealized appreciation (depreciation)			(1,048,829)
Net assets			$100,811,491

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.39	61,449	$85,485	1.25%	-17.3%	12/31/2022	$1.41	0	$0	1.00%	-17.1%	12/31/2022	$1.43	2,520	$3,614	0.75%	-16.9%
12/31/2021	1.68	54,553	91,792	1.25%	11.8%	12/31/2021	1.70	0	0	1.00%	12.1%	12/31/2021	1.73	2,725	4,703	0.75%	12.4%
12/31/2020	1.50	45,529	68,522	1.25%	14.1%	12/31/2020	1.52	0	0	1.00%	14.4%	12/31/2020	1.54	2,669	4,099	0.75%	14.7%
12/31/2019	1.32	44,406	58,571	1.25%	21.5%	12/31/2019	1.33	0	0	1.00%	21.8%	12/31/2019	1.34	2,594	3,474	0.75%	22.1%
12/31/2018	1.09	34,518	37,473	1.25%	-6.9%	12/31/2018	1.09	0	0	1.00%	-6.7%	12/31/2018	1.10	2,498	2,740	0.75%	-6.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.46	0	$0	0.50%	-16.7%	12/31/2022	$1.48	0	$0	0.25%	-16.5%	12/31/2022	$1.50	7,805	$11,713	0.00%	-16.3%
12/31/2021	1.75	0	0	0.50%	12.6%	12/31/2021	1.77	0	0	0.25%	12.9%	12/31/2021	1.79	7,609	13,640	0.00%	13.2%
12/31/2020	1.55	0	0	0.50%	15.0%	12/31/2020	1.57	0	0	0.25%	15.2%	12/31/2020	1.58	7,459	11,811	0.00%	15.5%
12/31/2019	1.35	0	0	0.50%	22.4%	12/31/2019	1.36	0	0	0.25%	22.7%	12/31/2019	1.37	6,828	9,357	0.00%	23.0%
12/31/2018	1.10	0	0	0.50%	-6.2%	12/31/2018	1.11	0	0	0.25%	-6.0%	12/31/2018	1.11	6,149	6,850	0.00%	-5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.0%
2021	2.1%
2020	1.8%
2019	2.5%
2018	3.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2040 Fund Institutional Class - 06-FHN

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$100,963,565	$99,898,322	4,455,789
Receivables: investments sold	93,747
Payables: investments purchased	-
Net assets	$101,057,312

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$86,850,588	60,275,864	$1.44
Band 100	-	-	1.46
Band 75	1,846,292	1,243,089	1.49
Band 50	-	-	1.51
Band 25	-	-	1.53
Band 0	12,360,432	7,952,252	1.55
Total	$101,057,312	69,471,205

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$2,035,214
Mortality & expense charges			(1,087,251)
Net investment income (loss)			947,963

Gain (loss) on investments:
Net realized gain (loss)			835,747
Realized gain distributions			550,733
Net change in unrealized appreciation (depreciation)			(22,338,066)
Net gain (loss)			(20,951,586)

Increase (decrease) in net assets from operations			$(20,003,623)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$947,963	$959,256
Net realized gain (loss)		835,747	4,181,929
Realized gain distributions		550,733	1,151,685
Net change in unrealized appreciation (depreciation)		(22,338,066)	6,713,898

Increase (decrease) in net assets from operations		(20,003,623)	13,006,768

Contract owner transactions:
Proceeds from units sold		22,135,217	24,440,245
Cost of units redeemed		(14,505,120)	(14,534,781)
Account charges		(101,644)	(104,070)
Increase (decrease)		7,528,453	9,801,394
Net increase (decrease)		(12,475,170)	22,808,162
Net assets, beginning		113,532,482	90,724,320
Net assets, ending		$101,057,312	$113,532,482

Units sold		14,914,345	20,073,151
Units redeemed		(9,736,205)	(14,123,332)
Net increase (decrease)		5,178,140	5,949,819
Units outstanding, beginning		64,293,065	58,343,246
Units outstanding, ending		69,471,205	64,293,065

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$148,164,651
Cost of units redeemed/account charges			(61,594,205)
Net investment income (loss)			4,537,673
Net realized gain (loss)			6,671,668
Realized gain distributions			2,212,282
Net change in unrealized appreciation (depreciation)			1,065,243
Net assets			$101,057,312

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.44	60,276	$86,851	1.25%	-17.7%	12/31/2022	$1.46	0	$0	1.00%	-17.5%	12/31/2022	$1.49	1,243	$1,846	0.75%	-17.3%
12/31/2021	1.75	55,163	96,589	1.25%	13.5%	12/31/2021	1.77	0	0	1.00%	13.7%	12/31/2021	1.80	1,263	2,267	0.75%	14.0%
12/31/2020	1.54	49,105	75,783	1.25%	14.8%	12/31/2020	1.56	0	0	1.00%	15.1%	12/31/2020	1.57	1,197	1,885	0.75%	15.4%
12/31/2019	1.34	43,969	59,095	1.25%	23.0%	12/31/2019	1.35	0	0	1.00%	23.3%	12/31/2019	1.36	1,191	1,625	0.75%	23.6%
12/31/2018	1.09	33,800	36,942	1.25%	-7.5%	12/31/2018	1.10	0	0	1.00%	-7.3%	12/31/2018	1.10	1,173	1,295	0.75%	-7.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.51	0	$0	0.50%	-17.1%	12/31/2022	$1.53	0	$0	0.25%	-16.9%	12/31/2022	$1.55	7,952	$12,360	0.00%	-16.7%
12/31/2021	1.82	0	0	0.50%	14.3%	12/31/2021	1.84	0	0	0.25%	14.6%	12/31/2021	1.87	7,868	14,676	0.00%	14.9%
12/31/2020	1.59	0	0	0.50%	15.7%	12/31/2020	1.61	0	0	0.25%	16.0%	12/31/2020	1.62	8,041	13,056	0.00%	16.3%
12/31/2019	1.38	0	0	0.50%	23.9%	12/31/2019	1.39	0	0	0.25%	24.2%	12/31/2019	1.40	7,880	11,005	0.00%	24.5%
12/31/2018	1.11	0	0	0.50%	-6.8%	12/31/2018	1.12	0	0	0.25%	-6.6%	12/31/2018	1.12	7,561	8,480	0.00%	-6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.9%
2021	2.0%
2020	1.8%
2019	2.5%
2018	3.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2045 Fund Institutional Class - 06-FHP

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$79,125,719	$77,792,647	3,380,423
Receivables: investments sold	43,808
Payables: investments purchased	-
Net assets	$79,169,527

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$69,836,157	47,246,129	$1.48
Band 100	-	-	1.50
Band 75	1,260,145	827,079	1.52
Band 50	-	-	1.55
Band 25	-	-	1.57
Band 0	8,073,225	5,063,170	1.59
Total	$79,169,527	53,136,378

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,545,521
Mortality & expense charges			(854,518)
Net investment income (loss)			691,003

Gain (loss) on investments:
Net realized gain (loss)			483,746
Realized gain distributions			378,992
Net change in unrealized appreciation (depreciation)			(17,423,257)
Net gain (loss)			(16,560,519)

Increase (decrease) in net assets from operations			$(15,869,516)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$691,003	$728,684
Net realized gain (loss)		483,746	3,225,847
Realized gain distributions		378,992	516,308
Net change in unrealized appreciation (depreciation)		(17,423,257)	6,231,265

Increase (decrease) in net assets from operations		(15,869,516)	10,702,104

Contract owner transactions:
Proceeds from units sold		20,515,935	22,248,996
Cost of units redeemed		(11,124,583)	(12,801,998)
Account charges		(84,475)	(79,588)
Increase (decrease)		9,306,877	9,367,410
Net increase (decrease)		(6,562,639)	20,069,514
Net assets, beginning		85,732,166	65,662,652
Net assets, ending		$79,169,527	$85,732,166

Units sold		14,257,638	16,054,580
Units redeemed		(8,173,239)	(10,564,818)
Net increase (decrease)		6,084,399	5,489,762
Units outstanding, beginning		47,051,979	41,562,217
Units outstanding, ending		53,136,378	47,051,979

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$117,995,793
Cost of units redeemed/account charges			(49,255,465)
Net investment income (loss)			3,164,624
Net realized gain (loss)			4,774,676
Realized gain distributions			1,156,827
Net change in unrealized appreciation (depreciation)			1,333,072
Net assets			$79,169,527

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.48	47,246	$69,836	1.25%	-18.3%	12/31/2022	$1.50	0	$0	1.00%	-18.1%	12/31/2022	$1.52	827	$1,260	0.75%	-17.9%
12/31/2021	1.81	41,144	74,409	1.25%	15.2%	12/31/2021	1.83	0	0	1.00%	15.5%	12/31/2021	1.85	815	1,511	0.75%	15.8%
12/31/2020	1.57	35,984	56,488	1.25%	15.6%	12/31/2020	1.59	0	0	1.00%	15.9%	12/31/2020	1.60	774	1,241	0.75%	16.1%
12/31/2019	1.36	30,532	41,473	1.25%	24.3%	12/31/2019	1.37	0	0	1.00%	24.6%	12/31/2019	1.38	722	996	0.75%	24.9%
12/31/2018	1.09	22,574	24,674	1.25%	-8.1%	12/31/2018	1.10	0	0	1.00%	-7.9%	12/31/2018	1.10	696	769	0.75%	-7.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.55	0	$0	0.50%	-17.7%	12/31/2022	$1.57	0	$0	0.25%	-17.4%	12/31/2022	$1.59	5,063	$8,073	0.00%	-17.2%
12/31/2021	1.88	0	0	0.50%	16.1%	12/31/2021	1.90	0	0	0.25%	16.4%	12/31/2021	1.93	5,093	9,812	0.00%	16.7%
12/31/2020	1.62	0	0	0.50%	16.4%	12/31/2020	1.63	0	0	0.25%	16.7%	12/31/2020	1.65	4,804	7,934	0.00%	17.0%
12/31/2019	1.39	0	0	0.50%	25.2%	12/31/2019	1.40	0	0	0.25%	25.5%	12/31/2019	1.41	5,218	7,365	0.00%	25.8%
12/31/2018	1.11	0	0	0.50%	-7.4%	12/31/2018	1.12	0	0	0.25%	-7.2%	12/31/2018	1.12	4,775	5,355	0.00%	-6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.9%
2021	2.1%
2020	1.8%
2019	2.5%
2018	3.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2050 Fund Institutional Class - 06-FHR

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$73,538,009	$72,393,474	3,107,585
Receivables: investments sold	80,686
Payables: investments purchased	-
Net assets	$73,618,695

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$60,114,619	40,433,277	$1.49
Band 100	-	-	1.51
Band 75	629,593	410,828	1.53
Band 50	-	-	1.56
Band 25	-	-	1.58
Band 0	12,874,483	8,027,742	1.60
Total	$73,618,695	48,871,847

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,427,266
Mortality & expense charges			(722,659)
Net investment income (loss)			704,607

Gain (loss) on investments:
Net realized gain (loss)			590,935
Realized gain distributions			277,428
Net change in unrealized appreciation (depreciation)			(16,180,605)
Net gain (loss)			(15,312,242)

Increase (decrease) in net assets from operations			$(14,607,635)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$704,607	$740,652
Net realized gain (loss)		590,935	4,902,620
Realized gain distributions		277,428	305,669
Net change in unrealized appreciation (depreciation)		(16,180,605)	4,599,700

Increase (decrease) in net assets from operations		(14,607,635)	10,548,641

Contract owner transactions:
Proceeds from units sold		20,404,029	18,328,305
Cost of units redeemed		(11,504,961)	(12,534,356)
Account charges		(93,457)	(89,149)
Increase (decrease)		8,805,611	5,704,800
Net increase (decrease)		(5,802,024)	16,253,441
Net assets, beginning		79,420,719	63,167,278
Net assets, ending		$73,618,695	$79,420,719

Units sold		13,362,879	16,858,408
Units redeemed		(7,491,861)	(13,487,390)
Net increase (decrease)		5,871,018	3,371,018
Units outstanding, beginning		43,000,829	39,629,811
Units outstanding, ending		48,871,847	43,000,829

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$106,918,633
Cost of units redeemed/account charges			(44,790,831)
Net investment income (loss)			3,245,136
Net realized gain (loss)			6,307,310
Realized gain distributions			793,912
Net change in unrealized appreciation (depreciation)			1,144,535
Net assets			$73,618,695

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.49	40,433	$60,115	1.25%	-18.5%	12/31/2022	$1.51	0	$0	1.00%	-18.3%	12/31/2022	$1.53	411	$630	0.75%	-18.1%
12/31/2021	1.82	34,763	63,435	1.25%	15.7%	12/31/2021	1.85	0	0	1.00%	16.0%	12/31/2021	1.87	391	731	0.75%	16.3%
12/31/2020	1.58	31,383	49,501	1.25%	15.7%	12/31/2020	1.59	0	0	1.00%	16.0%	12/31/2020	1.61	400	643	0.75%	16.3%
12/31/2019	1.36	26,113	35,586	1.25%	24.5%	12/31/2019	1.37	0	0	1.00%	24.8%	12/31/2019	1.38	360	498	0.75%	25.1%
12/31/2018	1.09	18,523	20,281	1.25%	-8.2%	12/31/2018	1.10	0	0	1.00%	-7.9%	12/31/2018	1.11	344	381	0.75%	-7.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.56	0	$0	0.50%	-17.9%	12/31/2022	$1.58	0	$0	0.25%	-17.7%	12/31/2022	$1.60	8,028	$12,874	0.00%	-17.5%
12/31/2021	1.90	0	0	0.50%	16.6%	12/31/2021	1.92	0	0	0.25%	16.8%	12/31/2021	1.94	7,847	15,255	0.00%	17.1%
12/31/2020	1.63	0	0	0.50%	16.6%	12/31/2020	1.64	0	0	0.25%	16.9%	12/31/2020	1.66	7,847	13,022	0.00%	17.2%
12/31/2019	1.39	0	0	0.50%	25.4%	12/31/2019	1.41	0	0	0.25%	25.7%	12/31/2019	1.42	7,240	10,251	0.00%	26.0%
12/31/2018	1.11	0	0	0.50%	-7.5%	12/31/2018	1.12	0	0	0.25%	-7.2%	12/31/2018	1.12	6,520	7,325	0.00%	-7.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.9%
2021	2.1%
2020	1.8%
2019	2.6%
2018	3.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2055 Fund Institutional Class - 06-FHT

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$47,194,928	$46,809,557	2,476,559
Receivables: investments sold	82,601
Payables: investments purchased	-
Net assets	$47,277,529

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$41,185,723	27,568,489	$1.49
Band 100	-	-	1.52
Band 75	353,459	229,533	1.54
Band 50	-	-	1.56
Band 25	-	-	1.59
Band 0	5,738,347	3,560,853	1.61
Total	$47,277,529	31,358,875

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$904,424
Mortality & expense charges			(484,666)
Net investment income (loss)			419,758

Gain (loss) on investments:
Net realized gain (loss)			286,433
Realized gain distributions			153,462
Net change in unrealized appreciation (depreciation)			(9,958,670)
Net gain (loss)			(9,518,775)

Increase (decrease) in net assets from operations			$(9,099,017)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$419,758	$431,984
Net realized gain (loss)		286,433	2,501,091
Realized gain distributions		153,462	63,019
Net change in unrealized appreciation (depreciation)		(9,958,670)	3,231,062

Increase (decrease) in net assets from operations		(9,099,017)	6,227,156

Contract owner transactions:
Proceeds from units sold		15,135,086	13,924,570
Cost of units redeemed		(6,867,654)	(7,981,383)
Account charges		(74,596)	(67,772)
Increase (decrease)		8,192,836	5,875,415
Net increase (decrease)		(906,181)	12,102,571
Net assets, beginning		48,183,710	36,081,139
Net assets, ending		$47,277,529	$48,183,710

Units sold		9,869,319	11,038,951
Units redeemed		(4,546,709)	(7,631,151)
Net increase (decrease)		5,322,610	3,407,800
Units outstanding, beginning		26,036,265	22,628,465
Units outstanding, ending		31,358,875	26,036,265

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$67,510,146
Cost of units redeemed/account charges			(25,731,916)
Net investment income (loss)			1,739,831
Net realized gain (loss)			3,069,191
Realized gain distributions			304,906
Net change in unrealized appreciation (depreciation)			385,371
Net assets			$47,277,529

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.49	27,568	$41,186	1.25%	-18.6%	12/31/2022	$1.52	0	$0	1.00%	-18.4%	12/31/2022	$1.54	230	$353	0.75%	-18.2%
12/31/2021	1.84	22,561	41,403	1.25%	15.9%	12/31/2021	1.86	0	0	1.00%	16.2%	12/31/2021	1.88	205	385	0.75%	16.5%
12/31/2020	1.58	19,323	30,587	1.25%	15.8%	12/31/2020	1.60	0	0	1.00%	16.1%	12/31/2020	1.62	218	352	0.75%	16.3%
12/31/2019	1.37	15,376	21,025	1.25%	24.8%	12/31/2019	1.38	0	0	1.00%	25.1%	12/31/2019	1.39	173	241	0.75%	25.4%
12/31/2018	1.10	10,115	11,083	1.25%	-8.3%	12/31/2018	1.10	0	0	1.00%	-8.1%	12/31/2018	1.11	156	173	0.75%	-7.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.56	0	$0	0.50%	-18.0%	12/31/2022	$1.59	0	$0	0.25%	-17.8%	12/31/2022	$1.61	3,561	$5,738	0.00%	-17.6%
12/31/2021	1.91	0	0	0.50%	16.8%	12/31/2021	1.93	0	0	0.25%	17.1%	12/31/2021	1.96	3,271	6,395	0.00%	17.4%
12/31/2020	1.63	0	0	0.50%	16.6%	12/31/2020	1.65	0	0	0.25%	16.9%	12/31/2020	1.67	3,088	5,143	0.00%	17.2%
12/31/2019	1.40	0	0	0.50%	25.7%	12/31/2019	1.41	0	0	0.25%	26.1%	12/31/2019	1.42	2,644	3,756	0.00%	26.4%
12/31/2018	1.11	0	0	0.50%	-7.6%	12/31/2018	1.12	0	0	0.25%	-7.4%	12/31/2018	1.12	2,151	2,418	0.00%	-7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.9%
2021	2.1%
2020	1.8%
2019	2.6%
2018	3.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2060 Fund Institutional Class - 06-FHV

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$21,667,631	$22,360,116	1,473,269
Receivables: investments sold	92,552
Payables: investments purchased	-
Net assets	$21,760,183

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$19,404,073	12,919,658	$1.50
Band 100	-	-	1.52
Band 75	66,335	42,849	1.55
Band 50	-	-	1.57
Band 25	-	-	1.60
Band 0	2,289,775	1,413,357	1.62
Total	$21,760,183	14,375,864

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$412,497
Mortality & expense charges			(211,160)
Net investment income (loss)			201,337

Gain (loss) on investments:
Net realized gain (loss)			73,578
Realized gain distributions			59,063
Net change in unrealized appreciation (depreciation)			(4,089,490)
Net gain (loss)			(3,956,849)

Increase (decrease) in net assets from operations			$(3,755,512)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$201,337	$182,308
Net realized gain (loss)		73,578	780,679
Realized gain distributions		59,063	5,324
Net change in unrealized appreciation (depreciation)		(4,089,490)	1,301,591

Increase (decrease) in net assets from operations		(3,755,512)	2,269,902

Contract owner transactions:
Proceeds from units sold		10,487,619	8,876,458
Cost of units redeemed		(4,011,386)	(3,685,298)
Account charges		(54,519)	(49,262)
Increase (decrease)		6,421,714	5,141,898
Net increase (decrease)		2,666,202	7,411,800
Net assets, beginning		19,093,981	11,682,181
Net assets, ending		$21,760,183	$19,093,981

Units sold		6,774,299	6,124,437
Units redeemed		(2,660,093)	(3,163,998)
Net increase (decrease)		4,114,206	2,960,439
Units outstanding, beginning		10,261,658	7,301,219
Units outstanding, ending		14,375,864	10,261,658

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$33,451,159
Cost of units redeemed/account charges			(12,710,249)
Net investment income (loss)			621,211
Net realized gain (loss)			1,002,595
Realized gain distributions			87,952
Net change in unrealized appreciation (depreciation)			(692,485)
Net assets			$21,760,183

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.50	12,920	$19,404	1.25%	-18.6%	12/31/2022	$1.52	0	$0	1.00%	-18.4%	12/31/2022	$1.55	43	$66	0.75%	-18.2%
12/31/2021	1.85	8,925	16,468	1.25%	16.2%	12/31/2021	1.87	5	10	1.00%	16.5%	12/31/2021	1.89	36	68	0.75%	16.8%
12/31/2020	1.59	6,250	9,927	1.25%	15.9%	12/31/2020	1.60	0	0	1.00%	16.2%	12/31/2020	1.62	30	49	0.75%	16.5%
12/31/2019	1.37	3,958	5,423	1.25%	24.9%	12/31/2019	1.38	0	0	1.00%	25.3%	12/31/2019	1.39	20	28	0.75%	25.6%
12/31/2018	1.10	1,921	2,106	1.25%	-8.3%	12/31/2018	1.10	0	0	1.00%	-8.1%	12/31/2018	1.11	13	15	0.75%	-7.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.57	0	$0	0.50%	-18.0%	12/31/2022	$1.60	0	$0	0.25%	-17.8%	12/31/2022	$1.62	1,413	$2,290	0.00%	-17.6%
12/31/2021	1.92	0	0	0.50%	17.1%	12/31/2021	1.94	0	0	0.25%	17.3%	12/31/2021	1.97	1,296	2,548	0.00%	17.6%
12/31/2020	1.64	0	0	0.50%	16.8%	12/31/2020	1.65	0	0	0.25%	17.1%	12/31/2020	1.67	1,021	1,707	0.00%	17.4%
12/31/2019	1.40	0	0	0.50%	25.9%	12/31/2019	1.41	0	0	0.25%	26.2%	12/31/2019	1.42	795	1,131	0.00%	26.5%
12/31/2018	1.11	0	0	0.50%	-7.6%	12/31/2018	1.12	0	0	0.25%	-7.4%	12/31/2018	1.13	468	527	0.00%	-7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.0%
2021	2.3%
2020	2.0%
2019	2.8%
2018	3.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index Retirement Income Fund Institutional Class - 06-FHW

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,477,863	$6,837,083	453,029
Receivables: investments sold	4,992
Payables: investments purchased	-
Net assets	$6,482,855

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,961,352	4,999,171	$1.19
Band 100	-	-	1.21
Band 75	28,825	23,451	1.23
Band 50	-	-	1.25
Band 25	-	-	1.27
Band 0	492,678	383,012	1.29
Total	$6,482,855	5,405,634

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$165,517
Mortality & expense charges			(72,073)
Net investment income (loss)			93,444

Gain (loss) on investments:
Net realized gain (loss)			25
Realized gain distributions			53,937
Net change in unrealized appreciation (depreciation)			(1,157,372)
Net gain (loss)			(1,103,410)

Increase (decrease) in net assets from operations			$(1,009,966)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$93,444	$74,697
Net realized gain (loss)		25	259,944
Realized gain distributions		53,937	137,080
Net change in unrealized appreciation (depreciation)		(1,157,372)	(36,689)

Increase (decrease) in net assets from operations		(1,009,966)	435,032

Contract owner transactions:
Proceeds from units sold		1,928,207	756,348
Cost of units redeemed		(1,491,853)	(1,443,578)
Account charges		(3,590)	(4,520)
Increase (decrease)		432,764	(691,750)
Net increase (decrease)		(577,202)	(256,718)
Net assets, beginning		7,060,057	7,316,775
Net assets, ending		$6,482,855	$7,060,057

Units sold		1,615,478	961,405
Units redeemed		(1,234,441)	(1,446,132)
Net increase (decrease)		381,037	(484,727)
Units outstanding, beginning		5,024,597	5,509,324
Units outstanding, ending		5,405,634	5,024,597

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$13,726,041
Cost of units redeemed/account charges			(8,032,000)
Net investment income (loss)			408,160
Net realized gain (loss)			494,164
Realized gain distributions			245,710
Net change in unrealized appreciation (depreciation)			(359,220)
Net assets			$6,482,855

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.19	4,999	$5,961	1.25%	-14.5%	12/31/2022	$1.21	0	$0	1.00%	-14.3%	12/31/2022	$1.23	23	$29	0.75%	-14.1%
12/31/2021	1.40	4,467	6,233	1.25%	5.8%	12/31/2021	1.41	0	0	1.00%	6.1%	12/31/2021	1.43	29	41	0.75%	6.3%
12/31/2020	1.32	4,739	6,249	1.25%	10.7%	12/31/2020	1.33	0	0	1.00%	10.9%	12/31/2020	1.35	33	44	0.75%	11.2%
12/31/2019	1.19	4,707	5,610	1.25%	14.0%	12/31/2019	1.20	0	0	1.00%	14.2%	12/31/2019	1.21	38	46	0.75%	14.5%
12/31/2018	1.05	3,905	4,084	1.25%	-3.9%	12/31/2018	1.05	0	0	1.00%	-3.6%	12/31/2018	1.06	49	51	0.75%	-3.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.25	0	$0	0.50%	-13.9%	12/31/2022	$1.27	0	$0	0.25%	-13.7%	12/31/2022	$1.29	383	$493	0.00%	-13.5%
12/31/2021	1.45	0	0	0.50%	6.6%	12/31/2021	1.47	0	0	0.25%	6.9%	12/31/2021	1.49	529	786	0.00%	7.1%
12/31/2020	1.36	0	0	0.50%	11.5%	12/31/2020	1.37	0	0	0.25%	11.8%	12/31/2020	1.39	738	1,024	0.00%	12.1%
12/31/2019	1.22	0	0	0.50%	14.8%	12/31/2019	1.23	0	0	0.25%	15.1%	12/31/2019	1.24	767	949	0.00%	15.4%
12/31/2018	1.06	0	0	0.50%	-3.1%	12/31/2018	1.07	0	0	0.25%	-2.9%	12/31/2018	1.07	794	852	0.00%	-2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.4%
2021	2.1%
2020	1.9%
2019	2.4%
2018	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Core Impact Bd Institutional Class - 06-GCW

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$804,860	$890,704	90,980
Receivables: investments sold	-
Payables: investments purchased	(1,505)
Net assets	$803,355

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$803,355	852,079	$0.94
Band 100	-	-	0.96
Band 75	-	-	0.97
Band 50	-	-	0.98
Band 25	-	-	1.00
Band 0	-	-	1.01
Total	$803,355	852,079

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$25,904
Mortality & expense charges			(12,085)
Net investment income (loss)			13,819

Gain (loss) on investments:
Net realized gain (loss)			(113,797)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(85,556)
Net gain (loss)			(199,353)

Increase (decrease) in net assets from operations			$(185,534)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$13,819	$3,726
Net realized gain (loss)		(113,797)	3,725
Realized gain distributions		-	146
Net change in unrealized appreciation (depreciation)		(85,556)	(26,900)

Increase (decrease) in net assets from operations		(185,534)	(19,303)

Contract owner transactions:
Proceeds from units sold		582,169	458,150
Cost of units redeemed		(608,566)	(207,824)
Account charges		(282)	(397)
Increase (decrease)		(26,679)	249,929
Net increase (decrease)		(212,213)	230,626
Net assets, beginning		1,015,568	784,942
Net assets, ending		$803,355	$1,015,568

Units sold		584,587	409,986
Units redeemed		(647,126)	(186,266)
Net increase (decrease)		(62,539)	223,720
Units outstanding, beginning		914,618	690,898
Units outstanding, ending		852,079	914,618

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,168,887
Cost of units redeemed/account charges			(1,246,679)
Net investment income (loss)			37,148
Net realized gain (loss)			(92,561)
Realized gain distributions			22,404
Net change in unrealized appreciation (depreciation)			(85,844)
Net assets			$803,355

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.94	852	$803	1.25%	-15.1%	12/31/2022	$0.96	0	$0	1.00%	-14.9%	12/31/2022	$0.97	0	$0	0.75%	-14.7%
12/31/2021	1.11	915	1,016	1.25%	-2.3%	12/31/2021	1.12	0	0	1.00%	-2.0%	12/31/2021	1.14	0	0	0.75%	-1.8%
12/31/2020	1.14	691	785	1.25%	6.1%	12/31/2020	1.15	0	0	1.00%	6.4%	12/31/2020	1.16	0	0	0.75%	6.7%
12/31/2019	1.07	606	649	1.25%	7.6%	12/31/2019	1.08	0	0	1.00%	7.9%	12/31/2019	1.08	0	0	0.75%	8.1%
12/31/2018	0.99	501	499	1.25%	-0.9%	12/31/2018	1.00	0	0	1.00%	-0.7%	12/31/2018	1.00	0	0	0.75%	-0.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.98	0	$0	0.50%	-14.5%	12/31/2022	$1.00	0	$0	0.25%	-14.2%	12/31/2022	$1.01	0	$0	0.00%	-14.0%
12/31/2021	1.15	0	0	0.50%	-1.5%	12/31/2021	1.16	0	0	0.25%	-1.3%	12/31/2021	1.17	0	0	0.00%	-1.0%
12/31/2020	1.17	0	0	0.50%	6.9%	12/31/2020	1.18	0	0	0.25%	7.2%	12/31/2020	1.19	0	0	0.00%	7.5%
12/31/2019	1.09	0	0	0.50%	8.4%	12/31/2019	1.10	0	0	0.25%	8.7%	12/31/2019	1.10	0	0	0.00%	9.0%
12/31/2018	1.01	0	0	0.50%	-0.2%	12/31/2018	1.01	0	0	0.25%	0.1%	12/31/2018	1.01	0	0	0.00%	0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.8%
2021	1.7%
2020	2.1%
2019	2.9%
2018	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Social Choice Equity Fund Institutional Class - 06-GCX

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,278,358	$4,572,763	192,358
Receivables: investments sold	3,550
Payables: investments purchased	-
Net assets	$4,281,908

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,281,908	2,669,735	$1.60
Band 100	-	-	1.63
Band 75	-	-	1.65
Band 50	-	-	1.67
Band 25	-	-	1.69
Band 0	-	-	1.72
Total	$4,281,908	2,669,735

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$68,212
Mortality & expense charges			(57,152)
Net investment income (loss)			11,060

Gain (loss) on investments:
Net realized gain (loss)			51,234
Realized gain distributions			141,334
Net change in unrealized appreciation (depreciation)			(1,199,709)
Net gain (loss)			(1,007,141)

Increase (decrease) in net assets from operations			$(996,081)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11,060	$1,290
Net realized gain (loss)		51,234	257,848
Realized gain distributions		141,334	428,682
Net change in unrealized appreciation (depreciation)		(1,199,709)	319,496

Increase (decrease) in net assets from operations		(996,081)	1,007,316

Contract owner transactions:
Proceeds from units sold		1,476,030	1,394,909
Cost of units redeemed		(1,148,416)	(1,320,929)
Account charges		(5,693)	(5,413)
Increase (decrease)		321,921	68,567
Net increase (decrease)		(674,160)	1,075,883
Net assets, beginning		4,956,068	3,880,185
Net assets, ending		$4,281,908	$4,956,068

Units sold		843,269	777,789
Units redeemed		(683,107)	(722,100)
Net increase (decrease)		160,162	55,689
Units outstanding, beginning		2,509,573	2,453,884
Units outstanding, ending		2,669,735	2,509,573

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$12,844,936
Cost of units redeemed/account charges			(9,718,650)
Net investment income (loss)			57,271
Net realized gain (loss)			523,546
Realized gain distributions			869,210
Net change in unrealized appreciation (depreciation)			(294,405)
Net assets			$4,281,908

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.60	2,670	$4,282	1.25%	-18.8%	12/31/2022	$1.63	0	$0	1.00%	-18.6%	12/31/2022	$1.65	0	$0	0.75%	-18.4%
12/31/2021	1.97	2,510	4,956	1.25%	24.9%	12/31/2021	2.00	0	0	1.00%	25.2%	12/31/2021	2.02	0	0	0.75%	25.5%
12/31/2020	1.58	2,454	3,880	1.25%	18.8%	12/31/2020	1.60	0	0	1.00%	19.1%	12/31/2020	1.61	0	0	0.75%	19.4%
12/31/2019	1.33	3,785	5,036	1.25%	29.9%	12/31/2019	1.34	0	0	1.00%	30.2%	12/31/2019	1.35	0	0	0.75%	30.5%
12/31/2018	1.02	2,236	2,291	1.25%	-6.7%	12/31/2018	1.03	0	0	1.00%	-6.5%	12/31/2018	1.03	0	0	0.75%	-6.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.67	0	$0	0.50%	-18.2%	12/31/2022	$1.69	0	$0	0.25%	-18.0%	12/31/2022	$1.72	0	$0	0.00%	-17.8%
12/31/2021	2.04	0	0	0.50%	25.8%	12/31/2021	2.07	0	0	0.25%	26.1%	12/31/2021	2.09	0	0	0.00%	26.5%
12/31/2020	1.62	0	0	0.50%	19.7%	12/31/2020	1.64	0	0	0.25%	20.0%	12/31/2020	1.65	0	0	0.00%	20.3%
12/31/2019	1.36	0	0	0.50%	30.8%	12/31/2019	1.36	0	0	0.25%	31.2%	12/31/2019	1.37	0	0	0.00%	31.5%
12/31/2018	1.04	0	0	0.50%	-6.0%	12/31/2018	1.04	0	0	0.25%	-5.8%	12/31/2018	1.04	0	0	0.00%	-5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.5%
2021	1.4%
2020	1.1%
2019	1.5%
2018	3.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Social Choice International Equity Fund Institutional Class - 06-GCY

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$325,178	$320,224	28,829
Receivables: investments sold	-
Payables: investments purchased	(2,580)
Net assets	$322,598

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$322,598	282,947	$1.14
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.19
Band 25	-	-	1.20
Band 0	-	-	1.22
Total	$322,598	282,947

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$7,293
Mortality & expense charges			(2,520)
Net investment income (loss)			4,773

Gain (loss) on investments:
Net realized gain (loss)			50
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(16,578)
Net gain (loss)			(16,528)

Increase (decrease) in net assets from operations			$(11,755)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,773	$1,991
Net realized gain (loss)		50	5,936
Realized gain distributions		-	1,286
Net change in unrealized appreciation (depreciation)		(16,578)	6,457

Increase (decrease) in net assets from operations		(11,755)	15,670

Contract owner transactions:
Proceeds from units sold		165,128	45,580
Cost of units redeemed		(7,754)	(44,295)
Account charges		(10)	(8)
Increase (decrease)		157,364	1,277
Net increase (decrease)		145,609	16,947
Net assets, beginning		176,989	160,042
Net assets, ending		$322,598	$176,989

Units sold		159,586	35,035
Units redeemed		(7,293)	(34,988)
Net increase (decrease)		152,293	47
Units outstanding, beginning		130,654	130,607
Units outstanding, ending		282,947	130,654

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$610,826
Cost of units redeemed/account charges			(307,223)
Net investment income (loss)			9,062
Net realized gain (loss)			3,693
Realized gain distributions			1,286
Net change in unrealized appreciation (depreciation)			4,954
Net assets			$322,598

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.14	283	$323	1.25%	-15.8%	12/31/2022	$1.16	0	$0	1.00%	-15.6%	12/31/2022	$1.17	0	$0	0.75%	-15.4%
12/31/2021	1.35	131	177	1.25%	10.5%	12/31/2021	1.37	0	0	1.00%	10.8%	12/31/2021	1.39	0	0	0.75%	11.1%
12/31/2020	1.23	131	160	1.25%	8.5%	12/31/2020	1.24	0	0	1.00%	8.8%	12/31/2020	1.25	0	0	0.75%	9.1%
12/31/2019	1.13	146	165	1.25%	21.8%	12/31/2019	1.14	0	0	1.00%	22.1%	12/31/2019	1.14	0	0	0.75%	22.4%
12/31/2018	0.93	99	91	1.25%	-14.7%	12/31/2018	0.93	0	0	1.00%	-14.4%	12/31/2018	0.93	0	0	0.75%	-14.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.19	0	$0	0.50%	-15.2%	12/31/2022	$1.20	0	$0	0.25%	-15.0%	12/31/2022	$1.22	0	$0	0.00%	-14.8%
12/31/2021	1.40	0	0	0.50%	11.4%	12/31/2021	1.42	0	0	0.25%	11.7%	12/31/2021	1.43	0	0	0.00%	11.9%
12/31/2020	1.26	0	0	0.50%	9.3%	12/31/2020	1.27	0	0	0.25%	9.6%	12/31/2020	1.28	0	0	0.00%	9.9%
12/31/2019	1.15	0	0	0.50%	22.7%	12/31/2019	1.16	0	0	0.25%	23.0%	12/31/2019	1.17	0	0	0.00%	23.3%
12/31/2018	0.94	0	0	0.50%	-14.0%	12/31/2018	0.94	0	0	0.25%	-13.8%	12/31/2018	0.95	0	0	0.00%	-13.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.9%
2021	2.4%
2020	1.4%
2019	1.8%
2018	4.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Bond Plus Fund Institutional Class - 06-3F4

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$402,639	$474,554	44,883
Receivables: investments sold	411
Payables: investments purchased	-
Net assets	$403,050

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$403,050	411,848	$0.98
Band 100	-	-	0.99
Band 75	-	-	1.00
Band 50	-	-	1.01
Band 25	-	-	1.02
Band 0	-	-	1.04
Total	$403,050	411,848

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$14,855
Mortality & expense charges			(5,639)
Net investment income (loss)			9,216

Gain (loss) on investments:
Net realized gain (loss)			(16,448)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(64,997)
Net gain (loss)			(81,445)

Increase (decrease) in net assets from operations			$(72,229)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,216	$5,620
Net realized gain (loss)		(16,448)	3,504
Realized gain distributions		-	6,679
Net change in unrealized appreciation (depreciation)		(64,997)	(26,421)

Increase (decrease) in net assets from operations		(72,229)	(10,618)

Contract owner transactions:
Proceeds from units sold		85,190	90,801
Cost of units redeemed		(92,218)	(207,252)
Account charges		(8)	(55)
Increase (decrease)		(7,036)	(116,506)
Net increase (decrease)		(79,265)	(127,124)
Net assets, beginning		482,315	609,439
Net assets, ending		$403,050	$482,315

Units sold		82,598	86,585
Units redeemed		(92,600)	(189,406)
Net increase (decrease)		(10,002)	(102,821)
Units outstanding, beginning		421,850	524,671
Units outstanding, ending		411,848	421,850

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,068,059
Cost of units redeemed/account charges			(614,111)
Net investment income (loss)			21,721
Net realized gain (loss)			(11,228)
Realized gain distributions			10,524
Net change in unrealized appreciation (depreciation)			(71,915)
Net assets			$403,050

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.98	412	$403	1.25%	-14.4%	12/31/2022	$0.99	0	$0	1.00%	-14.2%	12/31/2022	$1.00	0	$0	0.75%	-14.0%
12/31/2021	1.14	422	482	1.25%	-1.6%	12/31/2021	1.15	0	0	1.00%	-1.3%	12/31/2021	1.16	0	0	0.75%	-1.1%
12/31/2020	1.16	525	609	1.25%	6.6%	12/31/2020	1.17	0	0	1.00%	6.9%	12/31/2020	1.18	0	0	0.75%	7.2%
12/31/2019	1.09	60	66	1.25%	8.1%	12/31/2019	1.09	0	0	1.00%	8.4%	12/31/2019	1.10	0	0	0.75%	8.7%
12/31/2018	1.01	0	0	1.25%	0.7%	12/31/2018	1.01	0	0	1.00%	0.9%	12/31/2018	1.01	0	0	0.75%	1.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.01	0	$0	0.50%	-13.8%	12/31/2022	$1.02	0	$0	0.25%	-13.5%	12/31/2022	$1.04	0	$0	0.00%	-13.3%
12/31/2021	1.17	0	0	0.50%	-0.8%	12/31/2021	1.18	0	0	0.25%	-0.6%	12/31/2021	1.19	0	0	0.00%	-0.3%
12/31/2020	1.18	0	0	0.50%	7.5%	12/31/2020	1.19	0	0	0.25%	7.7%	12/31/2020	1.20	0	0	0.00%	8.0%
12/31/2019	1.10	0	0	0.50%	8.9%	12/31/2019	1.11	0	0	0.25%	9.2%	12/31/2019	1.11	0	0	0.00%	9.5%
12/31/2018	1.01	0	0	0.50%	1.1%	12/31/2018	1.01	0	0	0.25%	1.3%	12/31/2018	1.01	0	0	0.00%	1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.4%
2021	2.2%
2020	3.4%
2019	3.4%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifestyle Aggressive Growth Fund Institutional Class - 06-3CK

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$405,636	$509,856	27,662
Receivables: investments sold	453
Payables: investments purchased	-
Net assets	$406,089

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$406,089	346,157	$1.17
Band 100	-	-	1.19
Band 75	-	-	1.20
Band 50	-	-	1.21
Band 25	-	-	1.23
Band 0	-	-	1.24
Total	$406,089	346,157

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$7,346
Mortality & expense charges			(6,700)
Net investment income (loss)			646

Gain (loss) on investments:
Net realized gain (loss)			(53,233)
Realized gain distributions			26,887
Net change in unrealized appreciation (depreciation)			(126,233)
Net gain (loss)			(152,579)

Increase (decrease) in net assets from operations			$(151,933)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$646	$14,666
Net realized gain (loss)		(53,233)	26,789
Realized gain distributions		26,887	46,621
Net change in unrealized appreciation (depreciation)		(126,233)	(24,166)

Increase (decrease) in net assets from operations		(151,933)	63,910

Contract owner transactions:
Proceeds from units sold		94,301	269,491
Cost of units redeemed		(180,130)	(198,216)
Account charges		(21)	(148)
Increase (decrease)		(85,850)	71,127
Net increase (decrease)		(237,783)	135,037
Net assets, beginning		643,872	508,835
Net assets, ending		$406,089	$643,872

Units sold		77,226	186,930
Units redeemed		(167,428)	(149,779)
Net increase (decrease)		(90,202)	37,151
Units outstanding, beginning		436,359	399,208
Units outstanding, ending		346,157	436,359

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,492,958
Cost of units redeemed/account charges			(1,064,689)
Net investment income (loss)			23,950
Net realized gain (loss)			(29,647)
Realized gain distributions			87,737
Net change in unrealized appreciation (depreciation)			(104,220)
Net assets			$406,089

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.17	346	$406	1.25%	-20.5%	12/31/2022	$1.19	0	$0	1.00%	-20.3%	12/31/2022	$1.20	0	$0	0.75%	-20.1%
12/31/2021	1.48	436	644	1.25%	15.8%	12/31/2021	1.49	0	0	1.00%	16.1%	12/31/2021	1.50	0	0	0.75%	16.3%
12/31/2020	1.27	399	509	1.25%	18.2%	12/31/2020	1.28	0	0	1.00%	18.5%	12/31/2020	1.29	0	0	0.75%	18.8%
12/31/2019	1.08	244	263	1.25%	26.3%	12/31/2019	1.08	0	0	1.00%	26.6%	12/31/2019	1.09	0	0	0.75%	26.9%
12/31/2018	0.85	0	0	1.25%	-14.6%	12/31/2018	0.85	0	0	1.00%	-14.5%	12/31/2018	0.86	0	0	0.75%	-14.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.21	0	$0	0.50%	-19.9%	12/31/2022	$1.23	0	$0	0.25%	-19.7%	12/31/2022	$1.24	0	$0	0.00%	-19.5%
12/31/2021	1.52	0	0	0.50%	16.6%	12/31/2021	1.53	0	0	0.25%	16.9%	12/31/2021	1.54	0	0	0.00%	17.2%
12/31/2020	1.30	0	0	0.50%	19.1%	12/31/2020	1.31	0	0	0.25%	19.4%	12/31/2020	1.32	0	0	0.00%	19.7%
12/31/2019	1.09	0	0	0.50%	27.3%	12/31/2019	1.10	0	0	0.25%	27.6%	12/31/2019	1.10	0	0	0.00%	27.9%
12/31/2018	0.86	0	0	0.50%	-14.2%	12/31/2018	0.86	0	0	0.25%	-14.1%	12/31/2018	0.86	0	0	0.00%	-14.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.4%
2021	3.6%
2020	3.2%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifestyle Conservative Fund Institutional Class - 06-3CG

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$289,663	$357,431	26,214
Receivables: investments sold	274
Payables: investments purchased	-
Net assets	$289,937

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$289,937	270,379	$1.07
Band 100	-	-	1.08
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.12
Band 0	-	-	1.14
Total	$289,937	270,379

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$9,473
Mortality & expense charges			(5,313)
Net investment income (loss)			4,160

Gain (loss) on investments:
Net realized gain (loss)			(45,296)
Realized gain distributions			9,474
Net change in unrealized appreciation (depreciation)			(54,848)
Net gain (loss)			(90,670)

Increase (decrease) in net assets from operations			$(86,510)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,160	$9,378
Net realized gain (loss)		(45,296)	1,797
Realized gain distributions		9,474	27,581
Net change in unrealized appreciation (depreciation)		(54,848)	(24,532)

Increase (decrease) in net assets from operations		(86,510)	14,224

Contract owner transactions:
Proceeds from units sold		12,097	460,654
Cost of units redeemed		(277,471)	(51,311)
Account charges		(94)	(374)
Increase (decrease)		(265,468)	408,969
Net increase (decrease)		(351,978)	423,193
Net assets, beginning		641,915	218,722
Net assets, ending		$289,937	$641,915

Units sold		10,766	368,987
Units redeemed		(250,822)	(41,464)
Net increase (decrease)		(240,056)	327,523
Units outstanding, beginning		510,435	182,912
Units outstanding, ending		270,379	510,435

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$875,761
Cost of units redeemed/account charges			(532,799)
Net investment income (loss)			16,041
Net realized gain (loss)			(43,334)
Realized gain distributions			42,036
Net change in unrealized appreciation (depreciation)			(67,768)
Net assets			$289,937

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.07	270	$290	1.25%	-14.7%	12/31/2022	$1.08	0	$0	1.00%	-14.5%	12/31/2022	$1.10	0	$0	0.75%	-14.3%
12/31/2021	1.26	510	642	1.25%	5.2%	12/31/2021	1.27	0	0	1.00%	5.4%	12/31/2021	1.28	0	0	0.75%	5.7%
12/31/2020	1.20	183	219	1.25%	10.8%	12/31/2020	1.20	0	0	1.00%	11.0%	12/31/2020	1.21	0	0	0.75%	11.3%
12/31/2019	1.08	164	177	1.25%	14.1%	12/31/2019	1.08	0	0	1.00%	14.4%	12/31/2019	1.09	0	0	0.75%	14.7%
12/31/2018	0.95	0	0	1.25%	-5.4%	12/31/2018	0.95	0	0	1.00%	-5.3%	12/31/2018	0.95	0	0	0.75%	-5.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.11	0	$0	0.50%	-14.1%	12/31/2022	$1.12	0	$0	0.25%	-13.9%	12/31/2022	$1.14	0	$0	0.00%	-13.7%
12/31/2021	1.29	0	0	0.50%	6.0%	12/31/2021	1.30	0	0	0.25%	6.2%	12/31/2021	1.32	0	0	0.00%	6.5%
12/31/2020	1.22	0	0	0.50%	11.6%	12/31/2020	1.23	0	0	0.25%	11.9%	12/31/2020	1.24	0	0	0.00%	12.2%
12/31/2019	1.09	0	0	0.50%	15.0%	12/31/2019	1.10	0	0	0.25%	15.3%	12/31/2019	1.10	0	0	0.00%	15.6%
12/31/2018	0.95	0	0	0.50%	-5.0%	12/31/2018	0.95	0	0	0.25%	-4.8%	12/31/2018	0.95	0	0	0.00%	-4.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.0%
2021	3.2%
2020	2.4%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifestyle Growth Fund Institutional Class - 06-3CJ

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$270,321	$357,356	20,009
Receivables: investments sold	-
Payables: investments purchased	(1,600)
Net assets	$268,721

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$268,721	236,012	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.21
Total	$268,721	236,012

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$5,044
Mortality & expense charges			(3,639)
Net investment income (loss)			1,405

Gain (loss) on investments:
Net realized gain (loss)			(11,328)
Realized gain distributions			15,263
Net change in unrealized appreciation (depreciation)			(71,588)
Net gain (loss)			(67,653)

Increase (decrease) in net assets from operations			$(66,248)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,405	$8,763
Net realized gain (loss)		(11,328)	9,580
Realized gain distributions		15,263	23,395
Net change in unrealized appreciation (depreciation)		(71,588)	(21,606)

Increase (decrease) in net assets from operations		(66,248)	20,132

Contract owner transactions:
Proceeds from units sold		40,347	236,781
Cost of units redeemed		(55,440)	(97,936)
Account charges		(239)	(549)
Increase (decrease)		(15,332)	138,296
Net increase (decrease)		(81,580)	158,428
Net assets, beginning		350,301	191,873
Net assets, ending		$268,721	$350,301

Units sold		33,429	169,726
Units redeemed		(46,144)	(73,811)
Net increase (decrease)		(12,715)	95,915
Units outstanding, beginning		248,727	152,812
Units outstanding, ending		236,012	248,727

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$681,681
Cost of units redeemed/account charges			(385,913)
Net investment income (loss)			14,648
Net realized gain (loss)			(1,722)
Realized gain distributions			47,062
Net change in unrealized appreciation (depreciation)			(87,035)
Net assets			$268,721

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.14	236	$269	1.25%	-19.2%	12/31/2022	$1.15	0	$0	1.00%	-19.0%	12/31/2022	$1.17	0	$0	0.75%	-18.8%
12/31/2021	1.41	249	350	1.25%	12.2%	12/31/2021	1.42	0	0	1.00%	12.4%	12/31/2021	1.43	0	0	0.75%	12.7%
12/31/2020	1.26	153	192	1.25%	16.0%	12/31/2020	1.26	0	0	1.00%	16.3%	12/31/2020	1.27	0	0	0.75%	16.6%
12/31/2019	1.08	0	0	1.25%	22.7%	12/31/2019	1.09	0	0	1.00%	23.0%	12/31/2019	1.09	0	0	0.75%	23.3%
12/31/2018	0.88	0	0	1.25%	-11.8%	12/31/2018	0.88	0	0	1.00%	-11.7%	12/31/2018	0.88	0	0	0.75%	-11.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.18	0	$0	0.50%	-18.5%	12/31/2022	$1.19	0	$0	0.25%	-18.3%	12/31/2022	$1.21	0	$0	0.00%	-18.1%
12/31/2021	1.45	0	0	0.50%	13.0%	12/31/2021	1.46	0	0	0.25%	13.3%	12/31/2021	1.47	0	0	0.00%	13.6%
12/31/2020	1.28	0	0	0.50%	16.9%	12/31/2020	1.29	0	0	0.25%	17.2%	12/31/2020	1.30	0	0	0.00%	17.5%
12/31/2019	1.10	0	0	0.50%	23.6%	12/31/2019	1.10	0	0	0.25%	24.0%	12/31/2019	1.10	0	0	0.00%	24.3%
12/31/2018	0.89	0	0	0.50%	-11.4%	12/31/2018	0.89	0	0	0.25%	-11.2%	12/31/2018	0.89	0	0	0.00%	-11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.6%
2021	4.1%
2020	5.2%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifestyle Income Fund Institutional Class - 06-3CF (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.04
Band 100	-	-	1.05
Band 75	-	-	1.06
Band 50	-	-	1.07
Band 25	-	-	1.08
Band 0	-	-	1.10
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.04	0	$0	1.25%	-11.5%	12/31/2022	$1.05	0	$0	1.00%	-11.3%	12/31/2022	$1.06	0	$0	0.75%	-11.1%
12/31/2021	1.17	0	0	1.25%	1.8%	12/31/2021	1.18	0	0	1.00%	2.0%	12/31/2021	1.19	0	0	0.75%	2.3%
12/31/2020	1.15	0	0	1.25%	7.4%	12/31/2020	1.16	0	0	1.00%	7.7%	12/31/2020	1.16	0	0	0.75%	8.0%
12/31/2019	1.07	0	0	1.25%	9.5%	12/31/2019	1.07	0	0	1.00%	9.8%	12/31/2019	1.08	0	0	0.75%	10.1%
12/31/2018	0.98	0	0	1.25%	-2.3%	12/31/2018	0.98	0	0	1.00%	-2.2%	12/31/2018	0.98	0	0	0.75%	-2.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.07	0	$0	0.50%	-10.8%	12/31/2022	$1.08	0	$0	0.25%	-10.6%	12/31/2022	$1.10	0	$0	0.00%	-10.4%
12/31/2021	1.20	0	0	0.50%	2.5%	12/31/2021	1.21	0	0	0.25%	2.8%	12/31/2021	1.22	0	0	0.00%	3.0%
12/31/2020	1.17	0	0	0.50%	8.3%	12/31/2020	1.18	0	0	0.25%	8.5%	12/31/2020	1.19	0	0	0.00%	8.8%
12/31/2019	1.08	0	0	0.50%	10.4%	12/31/2019	1.09	0	0	0.25%	10.7%	12/31/2019	1.09	0	0	0.00%	10.9%
12/31/2018	0.98	0	0	0.50%	-1.9%	12/31/2018	0.98	0	0	0.25%	-1.7%	12/31/2018	0.98	0	0	0.00%	-1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle 2010 Fund Institutional Class - 06-36J (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.09
Band 100	-	-	1.11
Band 75	-	-	1.12
Band 50	-	-	1.13
Band 25	-	-	1.15
Band 0	-	-	1.16
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.09	0	$0	1.25%	-13.5%	12/31/2022	$1.11	0	$0	1.00%	-13.3%	12/31/2022	$1.12	0	$0	0.75%	-13.1%
12/31/2021	1.26	0	0	1.25%	5.6%	12/31/2021	1.28	0	0	1.00%	5.8%	12/31/2021	1.29	0	0	0.75%	6.1%
12/31/2020	1.20	0	0	1.25%	9.9%	12/31/2020	1.21	0	0	1.00%	10.1%	12/31/2020	1.21	0	0	0.75%	10.4%
12/31/2019	1.09	0	0	1.25%	14.0%	12/31/2019	1.09	0	0	1.00%	14.3%	12/31/2019	1.10	0	0	0.75%	14.6%
12/31/2018	0.96	0	0	1.25%	-4.4%	12/31/2018	0.96	0	0	1.00%	-4.2%	12/31/2018	0.96	0	0	0.75%	-4.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.13	0	$0	0.50%	-12.8%	12/31/2022	$1.15	0	$0	0.25%	-12.6%	12/31/2022	$1.16	0	$0	0.00%	-12.4%
12/31/2021	1.30	0	0	0.50%	6.3%	12/31/2021	1.31	0	0	0.25%	6.6%	12/31/2021	1.32	0	0	0.00%	6.9%
12/31/2020	1.22	0	0	0.50%	10.7%	12/31/2020	1.23	0	0	0.25%	11.0%	12/31/2020	1.24	0	0	0.00%	11.2%
12/31/2019	1.10	0	0	0.50%	14.9%	12/31/2019	1.11	0	0	0.25%	15.1%	12/31/2019	1.11	0	0	0.00%	15.4%
12/31/2018	0.96	0	0	0.50%	-3.9%	12/31/2018	0.96	0	0	0.25%	-3.7%	12/31/2018	0.96	0	0	0.00%	-3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle 2015 Fund Institutional Class - 06-36K (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.10
Band 100	-	-	1.12
Band 75	-	-	1.13
Band 50	-	-	1.14
Band 25	-	-	1.16
Band 0	-	-	1.17
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.10	0	$0	1.25%	-13.9%	12/31/2022	$1.12	0	$0	1.00%	-13.7%	12/31/2022	$1.13	0	$0	0.75%	-13.5%
12/31/2021	1.28	0	0	1.25%	6.4%	12/31/2021	1.30	0	0	1.00%	6.7%	12/31/2021	1.31	0	0	0.75%	6.9%
12/31/2020	1.21	0	0	1.25%	10.4%	12/31/2020	1.21	0	0	1.00%	10.7%	12/31/2020	1.22	0	0	0.75%	11.0%
12/31/2019	1.09	0	0	1.25%	15.1%	12/31/2019	1.10	0	0	1.00%	15.4%	12/31/2019	1.10	0	0	0.75%	15.6%
12/31/2018	0.95	0	0	1.25%	-5.0%	12/31/2018	0.95	0	0	1.00%	-4.9%	12/31/2018	0.95	0	0	0.75%	-4.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.14	0	$0	0.50%	-13.3%	12/31/2022	$1.16	0	$0	0.25%	-13.1%	12/31/2022	$1.17	0	$0	0.00%	-12.9%
12/31/2021	1.32	0	0	0.50%	7.2%	12/31/2021	1.33	0	0	0.25%	7.5%	12/31/2021	1.34	0	0	0.00%	7.7%
12/31/2020	1.23	0	0	0.50%	11.2%	12/31/2020	1.24	0	0	0.25%	11.5%	12/31/2020	1.25	0	0	0.00%	11.8%
12/31/2019	1.11	0	0	0.50%	15.9%	12/31/2019	1.11	0	0	0.25%	16.2%	12/31/2019	1.12	0	0	0.00%	16.5%
12/31/2018	0.95	0	0	0.50%	-4.5%	12/31/2018	0.96	0	0	0.25%	-4.4%	12/31/2018	0.96	0	0	0.00%	-4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle 2020 Fund Institutional Class - 06-36M (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.11
Band 100	-	-	1.12
Band 75	-	-	1.14
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.18
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.11	0	$0	1.25%	-14.6%	12/31/2022	$1.12	0	$0	1.00%	-14.4%	12/31/2022	$1.14	0	$0	0.75%	-14.2%
12/31/2021	1.30	0	0	1.25%	7.1%	12/31/2021	1.31	0	0	1.00%	7.4%	12/31/2021	1.33	0	0	0.75%	7.7%
12/31/2020	1.21	0	0	1.25%	11.0%	12/31/2020	1.22	0	0	1.00%	11.3%	12/31/2020	1.23	0	0	0.75%	11.5%
12/31/2019	1.09	0	0	1.25%	16.3%	12/31/2019	1.10	0	0	1.00%	16.6%	12/31/2019	1.10	0	0	0.75%	16.9%
12/31/2018	0.94	0	0	1.25%	-5.9%	12/31/2018	0.94	0	0	1.00%	-5.7%	12/31/2018	0.94	0	0	0.75%	-5.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.15	0	$0	0.50%	-14.0%	12/31/2022	$1.16	0	$0	0.25%	-13.7%	12/31/2022	$1.18	0	$0	0.00%	-13.5%
12/31/2021	1.34	0	0	0.50%	7.9%	12/31/2021	1.35	0	0	0.25%	8.2%	12/31/2021	1.36	0	0	0.00%	8.5%
12/31/2020	1.24	0	0	0.50%	11.8%	12/31/2020	1.25	0	0	0.25%	12.1%	12/31/2020	1.26	0	0	0.00%	12.4%
12/31/2019	1.11	0	0	0.50%	17.2%	12/31/2019	1.11	0	0	0.25%	17.5%	12/31/2019	1.12	0	0	0.00%	17.8%
12/31/2018	0.95	0	0	0.50%	-5.4%	12/31/2018	0.95	0	0	0.25%	-5.3%	12/31/2018	0.95	0	0	0.00%	-5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle 2025 Fund Institutional Class - 06-36N

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$88,532	$103,270	10,169
Receivables: investments sold	44
Payables: investments purchased	-
Net assets	$88,576

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$88,576	78,456	$1.13
Band 100	-	-	1.14
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.20
Total	$88,576	78,456

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$2,480
Mortality & expense charges			(1,052)
Net investment income (loss)			1,428

Gain (loss) on investments:
Net realized gain (loss)			(55)
Realized gain distributions			4,286
Net change in unrealized appreciation (depreciation)			(19,701)
Net gain (loss)			(15,470)

Increase (decrease) in net assets from operations			$(14,042)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,428	$1,900
Net realized gain (loss)		(55)	141
Realized gain distributions		4,286	5,394
Net change in unrealized appreciation (depreciation)		(19,701)	(1,638)

Increase (decrease) in net assets from operations		(14,042)	5,797

Contract owner transactions:
Proceeds from units sold		15,001	18,102
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		15,001	18,102
Net increase (decrease)		959	23,899
Net assets, beginning		87,617	63,718
Net assets, ending		$88,576	$87,617

Units sold		12,785	13,863
Units redeemed		-	-
Net increase (decrease)		12,785	13,863
Units outstanding, beginning		65,671	51,808
Units outstanding, ending		78,456	65,671

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$92,081
Cost of units redeemed/account charges			(5,690)
Net investment income (loss)			4,556
Net realized gain (loss)			410
Realized gain distributions			11,957
Net change in unrealized appreciation (depreciation)			(14,738)
Net assets			$88,576

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.13	78	$89	1.25%	-15.4%	12/31/2022	$1.14	0	$0	1.00%	-15.2%	12/31/2022	$1.16	0	$0	0.75%	-15.0%
12/31/2021	1.33	66	88	1.25%	8.5%	12/31/2021	1.35	0	0	1.00%	8.8%	12/31/2021	1.36	0	0	0.75%	9.0%
12/31/2020	1.23	52	64	1.25%	12.0%	12/31/2020	1.24	0	0	1.00%	12.3%	12/31/2020	1.25	0	0	0.75%	12.6%
12/31/2019	1.10	0	0	1.25%	18.0%	12/31/2019	1.10	0	0	1.00%	18.3%	12/31/2019	1.11	0	0	0.75%	18.6%
12/31/2018	0.93	0	0	1.25%	-6.9%	12/31/2018	0.93	0	0	1.00%	-6.8%	12/31/2018	0.93	0	0	0.75%	-6.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.17	0	$0	0.50%	-14.7%	12/31/2022	$1.18	0	$0	0.25%	-14.5%	12/31/2022	$1.20	0	$0	0.00%	-14.3%
12/31/2021	1.37	0	0	0.50%	9.3%	12/31/2021	1.38	0	0	0.25%	9.6%	12/31/2021	1.40	0	0	0.00%	9.8%
12/31/2020	1.25	0	0	0.50%	12.9%	12/31/2020	1.26	0	0	0.25%	13.2%	12/31/2020	1.27	0	0	0.00%	13.4%
12/31/2019	1.11	0	0	0.50%	18.8%	12/31/2019	1.12	0	0	0.25%	19.1%	12/31/2019	1.12	0	0	0.00%	19.4%
12/31/2018	0.94	0	0	0.50%	-6.5%	12/31/2018	0.94	0	0	0.25%	-6.3%	12/31/2018	0.94	0	0	0.00%	-6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.8%
2021	3.7%
2020	5.2%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle 2030 Fund Institutional Class - 06-36P

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$398,838	$470,326	45,510
Receivables: investments sold	287
Payables: investments purchased	-
Net assets	$399,125

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$399,125	348,438	$1.15
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.19
Band 25	-	-	1.20
Band 0	-	-	1.21
Total	$399,125	348,438

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$10,004
Mortality & expense charges			(5,219)
Net investment income (loss)			4,785

Gain (loss) on investments:
Net realized gain (loss)			3,311
Realized gain distributions			21,407
Net change in unrealized appreciation (depreciation)			(113,734)
Net gain (loss)			(89,016)

Increase (decrease) in net assets from operations			$(84,231)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,785	$13,449
Net realized gain (loss)		3,311	30,034
Realized gain distributions		21,407	42,302
Net change in unrealized appreciation (depreciation)		(113,734)	(27,690)

Increase (decrease) in net assets from operations		(84,231)	58,095

Contract owner transactions:
Proceeds from units sold		21,474	24,888
Cost of units redeemed		(181,094)	(118,003)
Account charges		-	-
Increase (decrease)		(159,620)	(93,115)
Net increase (decrease)		(243,851)	(35,020)
Net assets, beginning		642,976	677,996
Net assets, ending		$399,125	$642,976

Units sold		18,088	18,993
Units redeemed		(139,945)	(93,459)
Net increase (decrease)		(121,857)	(74,466)
Units outstanding, beginning		470,295	544,761
Units outstanding, ending		348,438	470,295

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,137,660
Cost of units redeemed/account charges			(929,298)
Net investment income (loss)			40,855
Net realized gain (loss)			100,165
Realized gain distributions			121,231
Net change in unrealized appreciation (depreciation)			(71,488)
Net assets			$399,125

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.15	348	$399	1.25%	-16.2%	12/31/2022	$1.16	0	$0	1.00%	-16.0%	12/31/2022	$1.17	0	$0	0.75%	-15.8%
12/31/2021	1.37	470	643	1.25%	9.9%	12/31/2021	1.38	0	0	1.00%	10.1%	12/31/2021	1.39	0	0	0.75%	10.4%
12/31/2020	1.24	545	678	1.25%	13.1%	12/31/2020	1.25	0	0	1.00%	13.4%	12/31/2020	1.26	0	0	0.75%	13.7%
12/31/2019	1.10	396	436	1.25%	19.8%	12/31/2019	1.10	0	0	1.00%	20.1%	12/31/2019	1.11	0	0	0.75%	20.4%
12/31/2018	0.92	382	351	1.25%	-8.1%	12/31/2018	0.92	0	0	1.00%	-8.0%	12/31/2018	0.92	0	0	0.75%	-7.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.19	0	$0	0.50%	-15.6%	12/31/2022	$1.20	0	$0	0.25%	-15.4%	12/31/2022	$1.21	0	$0	0.00%	-15.2%
12/31/2021	1.41	0	0	0.50%	10.7%	12/31/2021	1.42	0	0	0.25%	11.0%	12/31/2021	1.43	0	0	0.00%	11.2%
12/31/2020	1.27	0	0	0.50%	14.0%	12/31/2020	1.28	0	0	0.25%	14.3%	12/31/2020	1.29	0	0	0.00%	14.5%
12/31/2019	1.11	0	0	0.50%	20.7%	12/31/2019	1.12	0	0	0.25%	21.0%	12/31/2019	1.12	0	0	0.00%	21.3%
12/31/2018	0.92	0	0	0.50%	-7.7%	12/31/2018	0.92	0	0	0.25%	-7.5%	12/31/2018	0.93	0	0	0.00%	-7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.9%
2021	3.2%
2020	3.3%
2019	2.3%
2018	6.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle 2035 Fund Institutional Class - 06-36R

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$432,096	$523,819	48,803
Receivables: investments sold	299
Payables: investments purchased	-
Net assets	$432,395

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$432,395	372,225	$1.16
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.22
Band 0	-	-	1.23
Total	$432,395	372,225

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$9,631
Mortality & expense charges			(9,272)
Net investment income (loss)			359

Gain (loss) on investments:
Net realized gain (loss)			(72,809)
Realized gain distributions			26,353
Net change in unrealized appreciation (depreciation)			(133,191)
Net gain (loss)			(179,647)

Increase (decrease) in net assets from operations			$(179,288)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$359	$20,085
Net realized gain (loss)		(72,809)	1,995
Realized gain distributions		26,353	65,869
Net change in unrealized appreciation (depreciation)		(133,191)	1,979

Increase (decrease) in net assets from operations		(179,288)	89,928

Contract owner transactions:
Proceeds from units sold		51,673	61,014
Cost of units redeemed		(359,606)	(6,387)
Account charges		-	(58)
Increase (decrease)		(307,933)	54,569
Net increase (decrease)		(487,221)	144,497
Net assets, beginning		919,616	775,119
Net assets, ending		$432,395	$919,616

Units sold		42,602	45,296
Units redeemed		(327,259)	(4,674)
Net increase (decrease)		(284,657)	40,622
Units outstanding, beginning		656,882	616,260
Units outstanding, ending		372,225	656,882

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$746,337
Cost of units redeemed/account charges			(366,068)
Net investment income (loss)			48,256
Net realized gain (loss)			(71,618)
Realized gain distributions			167,211
Net change in unrealized appreciation (depreciation)			(91,723)
Net assets			$432,395

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.16	372	$432	1.25%	-17.0%	12/31/2022	$1.18	0	$0	1.00%	-16.8%	12/31/2022	$1.19	0	$0	0.75%	-16.6%
12/31/2021	1.40	657	920	1.25%	11.3%	12/31/2021	1.41	0	0	1.00%	11.6%	12/31/2021	1.43	0	0	0.75%	11.9%
12/31/2020	1.26	616	775	1.25%	14.0%	12/31/2020	1.27	0	0	1.00%	14.3%	12/31/2020	1.27	0	0	0.75%	14.6%
12/31/2019	1.10	504	556	1.25%	21.5%	12/31/2019	1.11	0	0	1.00%	21.8%	12/31/2019	1.11	0	0	0.75%	22.1%
12/31/2018	0.91	459	416	1.25%	-9.2%	12/31/2018	0.91	0	0	1.00%	-9.1%	12/31/2018	0.91	0	0	0.75%	-8.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.20	0	$0	0.50%	-16.4%	12/31/2022	$1.22	0	$0	0.25%	-16.2%	12/31/2022	$1.23	0	$0	0.00%	-16.0%
12/31/2021	1.44	0	0	0.50%	12.1%	12/31/2021	1.45	0	0	0.25%	12.4%	12/31/2021	1.47	0	0	0.00%	12.7%
12/31/2020	1.28	0	0	0.50%	14.9%	12/31/2020	1.29	0	0	0.25%	15.2%	12/31/2020	1.30	0	0	0.00%	15.5%
12/31/2019	1.12	0	0	0.50%	22.4%	12/31/2019	1.12	0	0	0.25%	22.7%	12/31/2019	1.13	0	0	0.00%	23.0%
12/31/2018	0.91	0	0	0.50%	-8.8%	12/31/2018	0.91	0	0	0.25%	-8.6%	12/31/2018	0.92	0	0	0.00%	-8.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.4%
2021	3.6%
2020	3.0%
2019	2.3%
2018	5.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle 2040 Fund Institutional Class - 06-36T

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$511,539	$612,317	58,104
Receivables: investments sold	365
Payables: investments purchased	-
Net assets	$511,904

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$511,904	434,402	$1.18
Band 100	-	-	1.19
Band 75	-	-	1.21
Band 50	-	-	1.22
Band 25	-	-	1.23
Band 0	-	-	1.25
Total	$511,904	434,402

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$9,652
Mortality & expense charges			(6,582)
Net investment income (loss)			3,070

Gain (loss) on investments:
Net realized gain (loss)			607
Realized gain distributions			34,460
Net change in unrealized appreciation (depreciation)			(146,489)
Net gain (loss)			(111,422)

Increase (decrease) in net assets from operations			$(108,352)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,070	$14,867
Net realized gain (loss)		607	1,041
Realized gain distributions		34,460	50,406
Net change in unrealized appreciation (depreciation)		(146,489)	3,836

Increase (decrease) in net assets from operations		(108,352)	70,150

Contract owner transactions:
Proceeds from units sold		31,583	42,111
Cost of units redeemed		(52,313)	(1,314)
Account charges		-	(110)
Increase (decrease)		(20,730)	40,687
Net increase (decrease)		(129,082)	110,837
Net assets, beginning		640,986	530,149
Net assets, ending		$511,904	$640,986

Units sold		25,736	30,615
Units redeemed		(38,974)	(994)
Net increase (decrease)		(13,238)	29,621
Units outstanding, beginning		447,640	418,019
Units outstanding, ending		434,402	447,640

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$497,136
Cost of units redeemed/account charges			(64,709)
Net investment income (loss)			36,073
Net realized gain (loss)			2,055
Realized gain distributions			142,127
Net change in unrealized appreciation (depreciation)			(100,778)
Net assets			$511,904

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.18	434	$512	1.25%	-17.7%	12/31/2022	$1.19	0	$0	1.00%	-17.5%	12/31/2022	$1.21	0	$0	0.75%	-17.3%
12/31/2021	1.43	448	641	1.25%	12.9%	12/31/2021	1.45	0	0	1.00%	13.2%	12/31/2021	1.46	0	0	0.75%	13.5%
12/31/2020	1.27	418	530	1.25%	15.0%	12/31/2020	1.28	0	0	1.00%	15.3%	12/31/2020	1.29	0	0	0.75%	15.6%
12/31/2019	1.10	333	367	1.25%	23.0%	12/31/2019	1.11	0	0	1.00%	23.3%	12/31/2019	1.11	0	0	0.75%	23.6%
12/31/2018	0.90	293	263	1.25%	-10.3%	12/31/2018	0.90	0	0	1.00%	-10.2%	12/31/2018	0.90	0	0	0.75%	-10.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.22	0	$0	0.50%	-17.1%	12/31/2022	$1.23	0	$0	0.25%	-16.9%	12/31/2022	$1.25	0	$0	0.00%	-16.7%
12/31/2021	1.47	0	0	0.50%	13.8%	12/31/2021	1.49	0	0	0.25%	14.0%	12/31/2021	1.50	0	0	0.00%	14.3%
12/31/2020	1.29	0	0	0.50%	15.9%	12/31/2020	1.30	0	0	0.25%	16.1%	12/31/2020	1.31	0	0	0.00%	16.4%
12/31/2019	1.12	0	0	0.50%	23.9%	12/31/2019	1.12	0	0	0.25%	24.3%	12/31/2019	1.13	0	0	0.00%	24.6%
12/31/2018	0.90	0	0	0.50%	-9.9%	12/31/2018	0.90	0	0	0.25%	-9.7%	12/31/2018	0.90	0	0	0.00%	-9.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.7%
2021	3.8%
2020	3.1%
2019	2.0%
2018	5.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle 2045 Fund Institutional Class - 06-36V

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$50,694	$58,954	4,619
Receivables: investments sold	31
Payables: investments purchased	-
Net assets	$50,725

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$50,725	42,395	$1.20
Band 100	-	-	1.21
Band 75	-	-	1.22
Band 50	-	-	1.24
Band 25	-	-	1.25
Band 0	-	-	1.27
Total	$50,725	42,395

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$830
Mortality & expense charges			(767)
Net investment income (loss)			63

Gain (loss) on investments:
Net realized gain (loss)			(749)
Realized gain distributions			3,365
Net change in unrealized appreciation (depreciation)			(16,890)
Net gain (loss)			(14,274)

Increase (decrease) in net assets from operations			$(14,211)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$63	$1,837
Net realized gain (loss)		(749)	156
Realized gain distributions		3,365	6,185
Net change in unrealized appreciation (depreciation)		(16,890)	1,012

Increase (decrease) in net assets from operations		(14,211)	9,190

Contract owner transactions:
Proceeds from units sold		12,752	12,432
Cost of units redeemed		(29,165)	-
Account charges		(40)	(32)
Increase (decrease)		(16,453)	12,400
Net increase (decrease)		(30,664)	21,590
Net assets, beginning		81,389	59,799
Net assets, ending		$50,725	$81,389

Units sold		10,215	8,840
Units redeemed		(23,364)	(23)
Net increase (decrease)		(13,149)	8,817
Units outstanding, beginning		55,544	46,727
Units outstanding, ending		42,395	55,544

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$74,970
Cost of units redeemed/account charges			(31,615)
Net investment income (loss)			3,048
Net realized gain (loss)			(395)
Realized gain distributions			12,977
Net change in unrealized appreciation (depreciation)			(8,260)
Net assets			$50,725

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.20	42	$51	1.25%	-18.3%	12/31/2022	$1.21	0	$0	1.00%	-18.1%	12/31/2022	$1.22	0	$0	0.75%	-17.9%
12/31/2021	1.47	56	81	1.25%	14.5%	12/31/2021	1.48	0	0	1.00%	14.8%	12/31/2021	1.49	0	0	0.75%	15.1%
12/31/2020	1.28	47	60	1.25%	15.9%	12/31/2020	1.29	0	0	1.00%	16.1%	12/31/2020	1.30	0	0	0.75%	16.4%
12/31/2019	1.10	17	19	1.25%	24.3%	12/31/2019	1.11	0	0	1.00%	24.6%	12/31/2019	1.11	0	0	0.75%	24.9%
12/31/2018	0.89	0	0	1.25%	-11.1%	12/31/2018	0.89	0	0	1.00%	-11.0%	12/31/2018	0.89	0	0	0.75%	-10.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.24	0	$0	0.50%	-17.7%	12/31/2022	$1.25	0	$0	0.25%	-17.5%	12/31/2022	$1.27	0	$0	0.00%	-17.3%
12/31/2021	1.51	0	0	0.50%	15.4%	12/31/2021	1.52	0	0	0.25%	15.6%	12/31/2021	1.53	0	0	0.00%	15.9%
12/31/2020	1.31	0	0	0.50%	16.7%	12/31/2020	1.31	0	0	0.25%	17.0%	12/31/2020	1.32	0	0	0.00%	17.3%
12/31/2019	1.12	0	0	0.50%	25.2%	12/31/2019	1.12	0	0	0.25%	25.6%	12/31/2019	1.13	0	0	0.00%	25.9%
12/31/2018	0.89	0	0	0.50%	-10.7%	12/31/2018	0.89	0	0	0.25%	-10.5%	12/31/2018	0.90	0	0	0.00%	-10.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.3%
2021	3.9%
2020	3.6%
2019	3.1%
2018	3.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle 2050 Fund Institutional Class - 06-36W

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$157,497	$178,384	14,032
Receivables: investments sold	89
Payables: investments purchased	-
Net assets	$157,586

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$157,586	131,466	$1.20
Band 100	-	-	1.21
Band 75	-	-	1.23
Band 50	-	-	1.24
Band 25	-	-	1.26
Band 0	-	-	1.27
Total	$157,586	131,466

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$2,500
Mortality & expense charges			(1,968)
Net investment income (loss)			532

Gain (loss) on investments:
Net realized gain (loss)			3,904
Realized gain distributions			10,254
Net change in unrealized appreciation (depreciation)			(48,383)
Net gain (loss)			(34,225)

Increase (decrease) in net assets from operations			$(33,693)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$532	$4,572
Net realized gain (loss)		3,904	428
Realized gain distributions		10,254	13,987
Net change in unrealized appreciation (depreciation)		(48,383)	4,988

Increase (decrease) in net assets from operations		(33,693)	23,975

Contract owner transactions:
Proceeds from units sold		29,873	23,221
Cost of units redeemed		(38,439)	-
Account charges		-	(77)
Increase (decrease)		(8,566)	23,144
Net increase (decrease)		(42,259)	47,119
Net assets, beginning		199,845	152,726
Net assets, ending		$157,586	$199,845

Units sold		23,593	16,443
Units redeemed		(27,721)	(54)
Net increase (decrease)		(4,128)	16,389
Units outstanding, beginning		135,594	119,205
Units outstanding, ending		131,466	135,594

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$171,595
Cost of units redeemed/account charges			(38,556)
Net investment income (loss)			8,367
Net realized gain (loss)			4,359
Realized gain distributions			32,708
Net change in unrealized appreciation (depreciation)			(20,887)
Net assets			$157,586

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.20	131	$158	1.25%	-18.7%	12/31/2022	$1.21	0	$0	1.00%	-18.5%	12/31/2022	$1.23	0	$0	0.75%	-18.3%
12/31/2021	1.47	136	200	1.25%	15.0%	12/31/2021	1.49	0	0	1.00%	15.3%	12/31/2021	1.50	0	0	0.75%	15.6%
12/31/2020	1.28	119	153	1.25%	16.0%	12/31/2020	1.29	0	0	1.00%	16.3%	12/31/2020	1.30	0	0	0.75%	16.6%
12/31/2019	1.10	38	42	1.25%	24.6%	12/31/2019	1.11	0	0	1.00%	24.9%	12/31/2019	1.11	0	0	0.75%	25.2%
12/31/2018	0.89	31	27	1.25%	-11.4%	12/31/2018	0.89	0	0	1.00%	-11.2%	12/31/2018	0.89	0	0	0.75%	-11.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.24	0	$0	0.50%	-18.1%	12/31/2022	$1.26	0	$0	0.25%	-17.9%	12/31/2022	$1.27	0	$0	0.00%	-17.6%
12/31/2021	1.52	0	0	0.50%	15.9%	12/31/2021	1.53	0	0	0.25%	16.2%	12/31/2021	1.54	0	0	0.00%	16.5%
12/31/2020	1.31	0	0	0.50%	16.8%	12/31/2020	1.32	0	0	0.25%	17.1%	12/31/2020	1.32	0	0	0.00%	17.4%
12/31/2019	1.12	0	0	0.50%	25.6%	12/31/2019	1.12	0	0	0.25%	25.9%	12/31/2019	1.13	0	0	0.00%	26.2%
12/31/2018	0.89	0	0	0.50%	-10.9%	12/31/2018	0.89	0	0	0.25%	-10.7%	12/31/2018	0.89	0	0	0.00%	-10.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.4%
2021	3.9%
2020	3.7%
2019	1.9%
2018	5.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle 2055 Fund Institutional Class - 06-37C

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$126,970	$137,061	9,565
Receivables: investments sold	64
Payables: investments purchased	-
Net assets	$127,034

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$127,034	105,806	$1.20
Band 100	-	-	1.21
Band 75	-	-	1.23
Band 50	-	-	1.24
Band 25	-	-	1.26
Band 0	-	-	1.27
Total	$127,034	105,806

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,981
Mortality & expense charges			(1,583)
Net investment income (loss)			398

Gain (loss) on investments:
Net realized gain (loss)			769
Realized gain distributions			7,728
Net change in unrealized appreciation (depreciation)			(36,185)
Net gain (loss)			(27,688)

Increase (decrease) in net assets from operations			$(27,290)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$398	$3,296
Net realized gain (loss)		769	376
Realized gain distributions		7,728	8,458
Net change in unrealized appreciation (depreciation)		(36,185)	5,871

Increase (decrease) in net assets from operations		(27,290)	18,001

Contract owner transactions:
Proceeds from units sold		13,381	14,496
Cost of units redeemed		(5,220)	-
Account charges		-	(8)
Increase (decrease)		8,161	14,488
Net increase (decrease)		(19,129)	32,489
Net assets, beginning		146,163	113,674
Net assets, ending		$127,034	$146,163

Units sold		10,722	10,302
Units redeemed		(3,828)	(6)
Net increase (decrease)		6,894	10,296
Units outstanding, beginning		98,912	88,616
Units outstanding, ending		105,806	98,912

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$138,679
Cost of units redeemed/account charges			(34,632)
Net investment income (loss)			5,401
Net realized gain (loss)			8,041
Realized gain distributions			19,636
Net change in unrealized appreciation (depreciation)			(10,091)
Net assets			$127,034

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.20	106	$127	1.25%	-18.8%	12/31/2022	$1.21	0	$0	1.00%	-18.5%	12/31/2022	$1.23	0	$0	0.75%	-18.3%
12/31/2021	1.48	99	146	1.25%	15.2%	12/31/2021	1.49	0	0	1.00%	15.5%	12/31/2021	1.51	0	0	0.75%	15.8%
12/31/2020	1.28	89	114	1.25%	16.1%	12/31/2020	1.29	0	0	1.00%	16.4%	12/31/2020	1.30	0	0	0.75%	16.6%
12/31/2019	1.11	0	0	1.25%	24.8%	12/31/2019	1.11	0	0	1.00%	25.1%	12/31/2019	1.11	0	0	0.75%	25.4%
12/31/2018	0.89	0	0	1.25%	-11.4%	12/31/2018	0.89	0	0	1.00%	-11.3%	12/31/2018	0.89	0	0	0.75%	-11.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.24	0	$0	0.50%	-18.1%	12/31/2022	$1.26	0	$0	0.25%	-17.9%	12/31/2022	$1.27	0	$0	0.00%	-17.7%
12/31/2021	1.52	0	0	0.50%	16.1%	12/31/2021	1.53	0	0	0.25%	16.4%	12/31/2021	1.55	0	0	0.00%	16.6%
12/31/2020	1.31	0	0	0.50%	16.9%	12/31/2020	1.32	0	0	0.25%	17.2%	12/31/2020	1.33	0	0	0.00%	17.5%
12/31/2019	1.12	0	0	0.50%	25.7%	12/31/2019	1.12	0	0	0.25%	26.0%	12/31/2019	1.13	0	0	0.00%	26.4%
12/31/2018	0.89	0	0	0.50%	-11.0%	12/31/2018	0.89	0	0	0.25%	-10.8%	12/31/2018	0.89	0	0	0.00%	-10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.5%
2021	3.8%
2020	4.6%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle 2060 Fund Institutional Class - 06-36Y

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,032	$5,712	439
Receivables: investments sold	2
Payables: investments purchased	-
Net assets	$5,034

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,034	4,181	$1.20
Band 100	-	-	1.22
Band 75	-	-	1.23
Band 50	-	-	1.25
Band 25	-	-	1.26
Band 0	-	-	1.28
Total	$5,034	4,181

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$77
Mortality & expense charges			(49)
Net investment income (loss)			28

Gain (loss) on investments:
Net realized gain (loss)			(595)
Realized gain distributions			260
Net change in unrealized appreciation (depreciation)			(435)
Net gain (loss)			(770)

Increase (decrease) in net assets from operations			$(742)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$28	$139
Net realized gain (loss)		(595)	1
Realized gain distributions		260	174
Net change in unrealized appreciation (depreciation)		(435)	(245)

Increase (decrease) in net assets from operations		(742)	69

Contract owner transactions:
Proceeds from units sold		5,412	4,821
Cost of units redeemed		(4,526)	-
Account charges		-	-
Increase (decrease)		886	4,821
Net increase (decrease)		144	4,890
Net assets, beginning		4,890	-
Net assets, ending		$5,034	$4,890

Units sold		4,175	3,298
Units redeemed		(3,292)	-
Net increase (decrease)		883	3,298
Units outstanding, beginning		3,298	-
Units outstanding, ending		4,181	3,298

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$10,233
Cost of units redeemed/account charges			(4,526)
Net investment income (loss)			167
Net realized gain (loss)			(594)
Realized gain distributions			434
Net change in unrealized appreciation (depreciation)			(680)
Net assets			$5,034

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.20	4	$5	1.25%	-18.8%	12/31/2022	$1.22	0	$0	1.00%	-18.6%	12/31/2022	$1.23	0	$0	0.75%	-18.4%
12/31/2021	1.48	3	5	1.25%	15.3%	12/31/2021	1.50	0	0	1.00%	15.6%	12/31/2021	1.51	0	0	0.75%	15.9%
12/31/2020	1.29	0	0	1.25%	16.3%	12/31/2020	1.29	0	0	1.00%	16.6%	12/31/2020	1.30	0	0	0.75%	16.9%
12/31/2019	1.11	0	0	1.25%	25.1%	12/31/2019	1.11	0	0	1.00%	25.4%	12/31/2019	1.11	0	0	0.75%	25.7%
12/31/2018	0.88	0	0	1.25%	-11.6%	12/31/2018	0.89	0	0	1.00%	-11.5%	12/31/2018	0.89	0	0	0.75%	-11.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.25	0	$0	0.50%	-18.2%	12/31/2022	$1.26	0	$0	0.25%	-18.0%	12/31/2022	$1.28	0	$0	0.00%	-17.8%
12/31/2021	1.52	0	0	0.50%	16.2%	12/31/2021	1.54	0	0	0.25%	16.5%	12/31/2021	1.55	0	0	0.00%	16.8%
12/31/2020	1.31	0	0	0.50%	17.2%	12/31/2020	1.32	0	0	0.25%	17.5%	12/31/2020	1.33	0	0	0.00%	17.8%
12/31/2019	1.12	0	0	0.50%	26.1%	12/31/2019	1.12	0	0	0.25%	26.4%	12/31/2019	1.13	0	0	0.00%	26.7%
12/31/2018	0.89	0	0	0.50%	-11.2%	12/31/2018	0.89	0	0	0.25%	-11.0%	12/31/2018	0.89	0	0	0.00%	-10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.6%
2021	6.1%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifestyle Moderate Fund Institutional Class - 06-3CH

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$349,443	$454,819	28,695
Receivables: investments sold	-
Payables: investments purchased	(218)
Net assets	$349,225

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$349,225	315,655	$1.11
Band 100	-	-	1.12
Band 75	-	-	1.13
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.17
Total	$349,225	315,655

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$7,778
Mortality & expense charges			(4,638)
Net investment income (loss)			3,140

Gain (loss) on investments:
Net realized gain (loss)			(14,473)
Realized gain distributions			16,553
Net change in unrealized appreciation (depreciation)			(85,666)
Net gain (loss)			(83,586)

Increase (decrease) in net assets from operations			$(80,446)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,140	$9,954
Net realized gain (loss)		(14,473)	481
Realized gain distributions		16,553	29,142
Net change in unrealized appreciation (depreciation)		(85,666)	(20,298)

Increase (decrease) in net assets from operations		(80,446)	19,279

Contract owner transactions:
Proceeds from units sold		34,060	405,774
Cost of units redeemed		(106,557)	(23,089)
Account charges		(231)	(1,048)
Increase (decrease)		(72,728)	381,637
Net increase (decrease)		(153,174)	400,916
Net assets, beginning		502,399	101,483
Net assets, ending		$349,225	$502,399

Units sold		28,829	309,100
Units redeemed		(85,849)	(18,221)
Net increase (decrease)		(57,020)	290,879
Units outstanding, beginning		372,675	81,796
Units outstanding, ending		315,655	372,675

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$541,359
Cost of units redeemed/account charges			(132,647)
Net investment income (loss)			13,435
Net realized gain (loss)			(13,989)
Realized gain distributions			46,443
Net change in unrealized appreciation (depreciation)			(105,376)
Net assets			$349,225

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.11	316	$349	1.25%	-17.9%	12/31/2022	$1.12	0	$0	1.00%	-17.7%	12/31/2022	$1.13	0	$0	0.75%	-17.5%
12/31/2021	1.35	373	502	1.25%	8.7%	12/31/2021	1.36	0	0	1.00%	8.9%	12/31/2021	1.37	0	0	0.75%	9.2%
12/31/2020	1.24	82	101	1.25%	14.0%	12/31/2020	1.25	0	0	1.00%	14.3%	12/31/2020	1.26	0	0	0.75%	14.6%
12/31/2019	1.09	0	0	1.25%	19.1%	12/31/2019	1.09	0	0	1.00%	19.4%	12/31/2019	1.10	0	0	0.75%	19.7%
12/31/2018	0.91	0	0	1.25%	-8.6%	12/31/2018	0.92	0	0	1.00%	-8.5%	12/31/2018	0.92	0	0	0.75%	-8.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.15	0	$0	0.50%	-17.3%	12/31/2022	$1.16	0	$0	0.25%	-17.1%	12/31/2022	$1.17	0	$0	0.00%	-16.9%
12/31/2021	1.39	0	0	0.50%	9.5%	12/31/2021	1.40	0	0	0.25%	9.7%	12/31/2021	1.41	0	0	0.00%	10.0%
12/31/2020	1.27	0	0	0.50%	14.9%	12/31/2020	1.27	0	0	0.25%	15.2%	12/31/2020	1.28	0	0	0.00%	15.5%
12/31/2019	1.10	0	0	0.50%	20.0%	12/31/2019	1.11	0	0	0.25%	20.3%	12/31/2019	1.11	0	0	0.00%	20.6%
12/31/2018	0.92	0	0	0.50%	-8.2%	12/31/2018	0.92	0	0	0.25%	-8.0%	12/31/2018	0.92	0	0	0.00%	-7.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.8%
2021	4.5%
2020	0.8%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Retirement Income Fund Inst Class - 06-36X

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.09
Band 100	-	-	1.11
Band 75	-	-	1.12
Band 50	-	-	1.13
Band 25	-	-	1.14
Band 0	-	-	1.16
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(27)
Net investment income (loss)			(27)

Gain (loss) on investments:
Net realized gain (loss)			(471)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(226)
Net gain (loss)			(697)

Increase (decrease) in net assets from operations			$(724)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(27)	$323
Net realized gain (loss)		(471)	1,602
Realized gain distributions		-	742
Net change in unrealized appreciation (depreciation)		(226)	(891)

Increase (decrease) in net assets from operations		(724)	1,776

Contract owner transactions:
Proceeds from units sold		238	2,249
Cost of units redeemed		(17,269)	(15,170)
Account charges		-	(69)
Increase (decrease)		(17,031)	(12,990)
Net increase (decrease)		(17,755)	(11,214)
Net assets, beginning		17,755	28,969
Net assets, ending		$-	$17,755

Units sold		194	1,833
Units redeemed		(14,237)	(12,021)
Net increase (decrease)		(14,043)	(10,188)
Units outstanding, beginning		14,043	24,231
Units outstanding, ending		-	14,043

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$113,210
Cost of units redeemed/account charges			(119,634)
Net investment income (loss)			634
Net realized gain (loss)			4,179
Realized gain distributions			1,611
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.09	0	$0	1.25%	-13.6%	12/31/2022	$1.11	0	$0	1.00%	-13.4%	12/31/2022	$1.12	0	$0	0.75%	-13.2%
12/31/2021	1.26	14	18	1.25%	5.7%	12/31/2021	1.28	0	0	1.00%	6.0%	12/31/2021	1.29	0	0	0.75%	6.3%
12/31/2020	1.20	24	29	1.25%	9.7%	12/31/2020	1.20	0	0	1.00%	10.0%	12/31/2020	1.21	0	0	0.75%	10.3%
12/31/2019	1.09	0	0	1.25%	13.9%	12/31/2019	1.09	0	0	1.00%	14.2%	12/31/2019	1.10	0	0	0.75%	14.4%
12/31/2018	0.96	0	0	1.25%	-4.3%	12/31/2018	0.96	0	0	1.00%	-4.1%	12/31/2018	0.96	0	0	0.75%	-4.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.13	0	$0	0.50%	-12.9%	12/31/2022	$1.14	0	$0	0.25%	-12.7%	12/31/2022	$1.16	0	$0	0.00%	-12.5%
12/31/2021	1.30	0	0	0.50%	6.5%	12/31/2021	1.31	0	0	0.25%	6.8%	12/31/2021	1.32	0	0	0.00%	7.1%
12/31/2020	1.22	0	0	0.50%	10.5%	12/31/2020	1.23	0	0	0.25%	10.8%	12/31/2020	1.24	0	0	0.00%	11.1%
12/31/2019	1.10	0	0	0.50%	14.7%	12/31/2019	1.11	0	0	0.25%	15.0%	12/31/2019	1.11	0	0	0.00%	15.3%
12/31/2018	0.96	0	0	0.50%	-3.8%	12/31/2018	0.96	0	0	0.25%	-3.7%	12/31/2018	0.97	0	0	0.00%	-3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	3.0%
2020	3.5%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Real Estate Securities Fund Institutional Class - 06-3MH

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$483,980	$551,530	30,300
Receivables: investments sold	6,283
Payables: investments purchased	-
Net assets	$490,263

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$490,263	400,421	$1.22
Band 100	-	-	1.24
Band 75	-	-	1.25
Band 50	-	-	1.26
Band 25	-	-	1.28
Band 0	-	-	1.29
Total	$490,263	400,421

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$8,030
Mortality & expense charges			(5,152)
Net investment income (loss)			2,878

Gain (loss) on investments:
Net realized gain (loss)			7,303
Realized gain distributions			13,628
Net change in unrealized appreciation (depreciation)			(173,970)
Net gain (loss)			(153,039)

Increase (decrease) in net assets from operations			$(150,161)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,878	$1,660
Net realized gain (loss)		7,303	25,828
Realized gain distributions		13,628	7,938
Net change in unrealized appreciation (depreciation)		(173,970)	95,746

Increase (decrease) in net assets from operations		(150,161)	131,172

Contract owner transactions:
Proceeds from units sold		333,949	335,248
Cost of units redeemed		(179,190)	(227,587)
Account charges		(190)	(132)
Increase (decrease)		154,569	107,529
Net increase (decrease)		4,408	238,701
Net assets, beginning		485,855	247,154
Net assets, ending		$490,263	$485,855

Units sold		522,348	261,962
Units redeemed		(401,223)	(178,274)
Net increase (decrease)		121,125	83,688
Units outstanding, beginning		279,296	195,608
Units outstanding, ending		400,421	279,296

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,225,498
Cost of units redeemed/account charges			(727,990)
Net investment income (loss)			5,532
Net realized gain (loss)			30,163
Realized gain distributions			24,610
Net change in unrealized appreciation (depreciation)			(67,550)
Net assets			$490,263

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.22	400	$490	1.25%	-29.6%	12/31/2022	$1.24	0	$0	1.00%	-29.4%	12/31/2022	$1.25	0	$0	0.75%	-29.3%
12/31/2021	1.74	279	486	1.25%	37.7%	12/31/2021	1.75	0	0	1.00%	38.0%	12/31/2021	1.77	0	0	0.75%	38.4%
12/31/2020	1.26	196	247	1.25%	0.1%	12/31/2020	1.27	0	0	1.00%	0.3%	12/31/2020	1.28	0	0	0.75%	0.6%
12/31/2019	1.26	57	73	1.25%	29.5%	12/31/2019	1.27	0	0	1.00%	29.8%	12/31/2019	1.27	0	0	0.75%	30.1%
12/31/2018	0.98	0	0	1.25%	-2.5%	12/31/2018	0.98	0	0	1.00%	-2.4%	12/31/2018	0.98	0	0	0.75%	-2.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.26	0	$0	0.50%	-29.1%	12/31/2022	$1.28	0	$0	0.25%	-28.9%	12/31/2022	$1.29	0	$0	0.00%	-28.7%
12/31/2021	1.78	0	0	0.50%	38.7%	12/31/2021	1.80	0	0	0.25%	39.1%	12/31/2021	1.81	0	0	0.00%	39.4%
12/31/2020	1.28	0	0	0.50%	0.8%	12/31/2020	1.29	0	0	0.25%	1.1%	12/31/2020	1.30	0	0	0.00%	1.3%
12/31/2019	1.27	0	0	0.50%	30.4%	12/31/2019	1.28	0	0	0.25%	30.8%	12/31/2019	1.28	0	0	0.00%	31.1%
12/31/2018	0.98	0	0	0.50%	-2.3%	12/31/2018	0.98	0	0	0.25%	-2.3%	12/31/2018	0.98	0	0	0.00%	-2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.6%
2021	1.8%
2020	1.3%
2019	1.1%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifestyle Aggressive Growth Fund Retail Class - 06-4CX (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	-	-	1.22
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.17	0	$0	1.25%	-20.7%	12/31/2022	$1.18	0	$0	1.00%	-20.5%	12/31/2022	$1.19	0	$0	0.75%	-20.3%
12/31/2021	1.47	0	0	1.25%	15.4%	12/31/2021	1.48	0	0	1.00%	15.7%	12/31/2021	1.49	0	0	0.75%	15.9%
12/31/2020	1.28	0	0	1.25%	17.9%	12/31/2020	1.28	0	0	1.00%	18.2%	12/31/2020	1.29	0	0	0.75%	18.5%
12/31/2019	1.08	0	0	1.25%	8.4%	12/31/2019	1.08	0	0	1.00%	8.5%	12/31/2019	1.09	0	0	0.75%	8.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.20	0	$0	0.50%	-20.1%	12/31/2022	$1.21	0	$0	0.25%	-19.9%	12/31/2022	$1.22	0	$0	0.00%	-19.7%
12/31/2021	1.50	0	0	0.50%	16.2%	12/31/2021	1.51	0	0	0.25%	16.5%	12/31/2021	1.52	0	0	0.00%	16.8%
12/31/2020	1.29	0	0	0.50%	18.8%	12/31/2020	1.29	0	0	0.25%	19.1%	12/31/2020	1.30	0	0	0.00%	19.4%
12/31/2019	1.09	0	0	0.50%	8.6%	12/31/2019	1.09	0	0	0.25%	8.7%	12/31/2019	1.09	0	0	0.00%	8.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifestyle Growth Fund Retail Class - 06-3XV (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.16
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	-	-	1.22
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.16	0	$0	1.25%	-19.4%	12/31/2022	$1.18	0	$0	1.00%	-19.2%	12/31/2022	$1.19	0	$0	0.75%	-19.0%
12/31/2021	1.45	0	0	1.25%	11.8%	12/31/2021	1.45	0	0	1.00%	12.1%	12/31/2021	1.46	0	0	0.75%	12.4%
12/31/2020	1.29	0	0	1.25%	15.7%	12/31/2020	1.30	0	0	1.00%	16.0%	12/31/2020	1.30	0	0	0.75%	16.3%
12/31/2019	1.12	0	0	1.25%	11.7%	12/31/2019	1.12	0	0	1.00%	11.8%	12/31/2019	1.12	0	0	0.75%	12.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.20	0	$0	0.50%	-18.8%	12/31/2022	$1.21	0	$0	0.25%	-18.6%	12/31/2022	$1.22	0	$0	0.00%	-18.4%
12/31/2021	1.47	0	0	0.50%	12.7%	12/31/2021	1.48	0	0	0.25%	12.9%	12/31/2021	1.49	0	0	0.00%	13.2%
12/31/2020	1.31	0	0	0.50%	16.6%	12/31/2020	1.31	0	0	0.25%	16.9%	12/31/2020	1.32	0	0	0.00%	17.2%
12/31/2019	1.12	0	0	0.50%	12.2%	12/31/2019	1.12	0	0	0.25%	12.3%	12/31/2019	1.13	0	0	0.00%	12.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Social Choice Equity Fund Retirement Class - 06-432

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,113,739	$1,110,671	49,057
Receivables: investments sold	-
Payables: investments purchased	(125)
Net assets	$1,113,614

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,113,614	323,122	$3.45
Band 100	-	-	3.56
Band 75	-	-	3.68
Band 50	-	-	3.80
Band 25	-	-	3.93
Band 0	-	-	4.06
Total	$1,113,614	323,122

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$14,156
Mortality & expense charges			(13,298)
Net investment income (loss)			858

Gain (loss) on investments:
Net realized gain (loss)			32,052
Realized gain distributions			35,814
Net change in unrealized appreciation (depreciation)			(296,708)
Net gain (loss)			(228,842)

Increase (decrease) in net assets from operations			$(227,984)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$858	$(5,554)
Net realized gain (loss)		32,052	177,488
Realized gain distributions		35,814	94,468
Net change in unrealized appreciation (depreciation)		(296,708)	11,143

Increase (decrease) in net assets from operations		(227,984)	277,545

Contract owner transactions:
Proceeds from units sold		309,405	263,155
Cost of units redeemed		(236,184)	(635,037)
Account charges		(1,847)	(2,452)
Increase (decrease)		71,374	(374,334)
Net increase (decrease)		(156,610)	(96,789)
Net assets, beginning		1,270,224	1,367,013
Net assets, ending		$1,113,614	$1,270,224

Units sold		89,640	68,194
Units redeemed		(65,086)	(169,787)
Net increase (decrease)		24,554	(101,593)
Units outstanding, beginning		298,568	400,161
Units outstanding, ending		323,122	298,568

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$10,140,874
Cost of units redeemed/account charges			(11,363,740)
Net investment income (loss)			28,787
Net realized gain (loss)			1,544,028
Realized gain distributions			760,597
Net change in unrealized appreciation (depreciation)			3,068
Net assets			$1,113,614

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.45	323	$1,114	1.25%	-19.0%	12/31/2022	$3.56	0	$0	1.00%	-18.8%	12/31/2022	$3.68	0	$0	0.75%	-18.6%
12/31/2021	4.25	299	1,270	1.25%	24.5%	12/31/2021	4.38	0	0	1.00%	24.8%	12/31/2021	4.52	0	0	0.75%	25.2%
12/31/2020	3.42	400	1,367	1.25%	18.6%	12/31/2020	3.51	0	0	1.00%	18.9%	12/31/2020	3.61	0	0	0.75%	19.2%
12/31/2019	2.88	752	2,165	1.25%	29.5%	12/31/2019	2.95	0	0	1.00%	29.9%	12/31/2019	3.03	0	0	0.75%	30.2%
12/31/2018	2.22	1,196	2,659	1.25%	-7.0%	12/31/2018	2.27	0	0	1.00%	-6.7%	12/31/2018	2.33	0	0	0.75%	-6.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.80	0	$0	0.50%	-18.4%	12/31/2022	$3.93	0	$0	0.25%	-18.2%	12/31/2022	$4.06	0	$0	0.00%	-18.0%
12/31/2021	4.66	0	0	0.50%	25.5%	12/31/2021	4.80	0	0	0.25%	25.8%	12/31/2021	4.95	0	0	0.00%	26.1%
12/31/2020	3.71	0	0	0.50%	19.5%	12/31/2020	3.81	0	0	0.25%	19.8%	12/31/2020	3.92	0	0	0.00%	20.1%
12/31/2019	3.11	0	0	0.50%	30.5%	12/31/2019	3.18	0	0	0.25%	30.8%	12/31/2019	3.27	0	0	0.00%	31.2%
12/31/2018	2.38	0	0	0.50%	-6.2%	12/31/2018	2.43	0	0	0.25%	-6.0%	12/31/2018	2.49	0	0	0.00%	-5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.2%
2021	0.8%
2020	0.8%
2019	1.4%
2018	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle 2065 Instl Class - 06-64H

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.82
Band 100	-	-	0.83
Band 75	-	-	0.83
Band 50	-	-	0.83
Band 25	-	-	0.83
Band 0	-	-	0.84
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(2)
Net investment income (loss)			(2)

Gain (loss) on investments:
Net realized gain (loss)			(19)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			(19)

Increase (decrease) in net assets from operations			$(21)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2)	$-
Net realized gain (loss)		(19)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		(21)	-

Contract owner transactions:
Proceeds from units sold		1,591	-
Cost of units redeemed		(1,530)	-
Account charges		(40)	-
Increase (decrease)		21	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		1,888	-
Units redeemed		(1,888)	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,591
Cost of units redeemed/account charges			(1,570)
Net investment income (loss)			(2)
Net realized gain (loss)			(19)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.82	0	$0	1.25%	-18.7%	12/31/2022	$0.83	0	$0	1.00%	-18.5%	12/31/2022	$0.83	0	$0	0.75%	-18.3%
12/31/2021	1.01	0	0	1.25%	1.4%	12/31/2021	1.01	0	0	1.00%	1.5%	12/31/2021	1.02	0	0	0.75%	1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.83	0	$0	0.50%	-18.1%	12/31/2022	$0.83	0	$0	0.25%	-17.9%	12/31/2022	$0.84	0	$0	0.00%	-17.7%
12/31/2021	1.02	0	0	0.50%	1.6%	12/31/2021	1.02	0	0	0.25%	1.7%	12/31/2021	1.02	0	0	0.00%	1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Idx 2065 Inst Class - 06-4XR

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,458,410	$1,539,525	139,633
Receivables: investments sold	13,325
Payables: investments purchased	-
Net assets	$1,471,735

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,293,336	1,505,540	$0.86
Band 100	-	-	0.86
Band 75	10,751	12,419	0.87
Band 50	-	-	0.87
Band 25	-	-	0.87
Band 0	167,648	191,437	0.88
Total	$1,471,735	1,709,396

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$26,256
Mortality & expense charges			(7,391)
Net investment income (loss)			18,865

Gain (loss) on investments:
Net realized gain (loss)			(8,923)
Realized gain distributions			2,269
Net change in unrealized appreciation (depreciation)			(80,974)
Net gain (loss)			(87,628)

Increase (decrease) in net assets from operations			$(68,763)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$18,865	$3,704
Net realized gain (loss)		(8,923)	131
Realized gain distributions		2,269	149
Net change in unrealized appreciation (depreciation)		(80,974)	(141)

Increase (decrease) in net assets from operations		(68,763)	3,843

Contract owner transactions:
Proceeds from units sold		1,544,965	314,710
Cost of units redeemed		(191,816)	(119,775)
Account charges		(10,166)	(1,263)
Increase (decrease)		1,342,983	193,672
Net increase (decrease)		1,274,220	197,515
Net assets, beginning		197,515	-
Net assets, ending		$1,471,735	$197,515

Units sold		1,755,874	325,040
Units redeemed		(233,421)	(138,097)
Net increase (decrease)		1,522,453	186,943
Units outstanding, beginning		186,943	-
Units outstanding, ending		1,709,396	186,943

* Date of Fund Inception into Variable Account: 6 /17 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,859,675
Cost of units redeemed/account charges			(323,020)
Net investment income (loss)			22,569
Net realized gain (loss)			(8,792)
Realized gain distributions			2,418
Net change in unrealized appreciation (depreciation)			(81,115)
Net assets			$1,471,735

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.86	1,506	$1,293	1.25%	-18.6%	12/31/2022	$0.86	0	$0	1.00%	-18.4%	12/31/2022	$0.87	12	$11	0.75%	-18.2%
12/31/2021	1.06	164	173	1.25%	5.6%	12/31/2021	1.06	0	0	1.00%	5.7%	12/31/2021	1.06	2	2	0.75%	5.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.87	0	$0	0.50%	-18.0%	12/31/2022	$0.87	0	$0	0.25%	-17.8%	12/31/2022	$0.88	191	$168	0.00%	-17.6%
12/31/2021	1.06	0	0	0.50%	6.0%	12/31/2021	1.06	0	0	0.25%	6.1%	12/31/2021	1.06	20	22	0.00%	6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.1%
2021	4.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Idx 2065 R Class - 06-4XT

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$604,613	$649,813	58,160
Receivables: investments sold	1,416
Payables: investments purchased	-
Net assets	$606,029

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$596,128	699,245	$0.85
Band 100	-	-	0.86
Band 75	-	-	0.86
Band 50	-	-	0.86
Band 25	-	-	0.87
Band 0	9,901	11,393	0.87
Total	$606,029	710,638

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$9,659
Mortality & expense charges			(4,170)
Net investment income (loss)			5,489

Gain (loss) on investments:
Net realized gain (loss)			(8,890)
Realized gain distributions			921
Net change in unrealized appreciation (depreciation)			(46,800)
Net gain (loss)			(54,769)

Increase (decrease) in net assets from operations			$(49,280)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,489	$2,277
Net realized gain (loss)		(8,890)	1
Realized gain distributions		921	80
Net change in unrealized appreciation (depreciation)		(46,800)	1,600

Increase (decrease) in net assets from operations		(49,280)	3,958

Contract owner transactions:
Proceeds from units sold		604,885	133,126
Cost of units redeemed		(82,185)	(854)
Account charges		(3,462)	(159)
Increase (decrease)		519,238	132,113
Net increase (decrease)		469,958	136,071
Net assets, beginning		136,071	-
Net assets, ending		$606,029	$136,071

Units sold		683,097	130,457
Units redeemed		(101,930)	(986)
Net increase (decrease)		581,167	129,471
Units outstanding, beginning		129,471	-
Units outstanding, ending		710,638	129,471

* Date of Fund Inception into Variable Account: 6 /17 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$738,011
Cost of units redeemed/account charges			(86,660)
Net investment income (loss)			7,766
Net realized gain (loss)			(8,889)
Realized gain distributions			1,001
Net change in unrealized appreciation (depreciation)			(45,200)
Net assets			$606,029

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.85	699	$596	1.25%	-18.9%	12/31/2022	$0.86	0	$0	1.00%	-18.7%	12/31/2022	$0.86	0	$0	0.75%	-18.5%
12/31/2021	1.05	128	134	1.25%	5.1%	12/31/2021	1.05	0	0	1.00%	5.2%	12/31/2021	1.05	0	0	0.75%	5.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.86	0	$0	0.50%	-18.3%	12/31/2022	$0.87	0	$0	0.25%	-18.1%	12/31/2022	$0.87	11	$10	0.00%	-17.9%
12/31/2021	1.06	0	0	0.50%	5.5%	12/31/2021	1.06	0	0	0.25%	5.7%	12/31/2021	1.06	2	2	0.00%	5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.6%
2021	4.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Bond Index Fund Retirement Class - 06-434

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,107,855	$1,263,482	118,883
Receivables: investments sold	14,408
Payables: investments purchased	-
Net assets	$1,122,263

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,078,869	1,034,018	$1.04
Band 100	-	-	1.08
Band 75	-	-	1.11
Band 50	-	-	1.15
Band 25	-	-	1.18
Band 0	43,394	35,531	1.22
Total	$1,122,263	1,069,549

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$30,660
Mortality & expense charges			(17,382)
Net investment income (loss)			13,278

Gain (loss) on investments:
Net realized gain (loss)			(139,674)
Realized gain distributions			594
Net change in unrealized appreciation (depreciation)			(127,872)
Net gain (loss)			(266,952)

Increase (decrease) in net assets from operations			$(253,674)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$13,278	$18,568
Net realized gain (loss)		(139,674)	(116,070)
Realized gain distributions		594	6,848
Net change in unrealized appreciation (depreciation)		(127,872)	(79,391)

Increase (decrease) in net assets from operations		(253,674)	(170,045)

Contract owner transactions:
Proceeds from units sold		731,976	2,204,098
Cost of units redeemed		(1,165,911)	(5,640,315)
Account charges		(1,390)	(11,753)
Increase (decrease)		(435,325)	(3,447,970)
Net increase (decrease)		(688,999)	(3,618,015)
Net assets, beginning		1,811,262	5,429,277
Net assets, ending		$1,122,263	$1,811,262

Units sold		655,701	1,804,402
Units redeemed		(1,057,762)	(4,621,268)
Net increase (decrease)		(402,061)	(2,816,866)
Units outstanding, beginning		1,471,610	4,288,476
Units outstanding, ending		1,069,549	1,471,610

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$26,324,323
Cost of units redeemed/account charges			(25,129,142)
Net investment income (loss)			247,777
Net realized gain (loss)			(222,327)
Realized gain distributions			57,259
Net change in unrealized appreciation (depreciation)			(155,627)
Net assets			$1,122,263

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.04	1,034	$1,079	1.25%	-14.6%	12/31/2022	$1.08	0	$0	1.00%	-14.4%	12/31/2022	$1.11	0	$0	0.75%	-14.2%
12/31/2021	1.22	1,403	1,715	1.25%	-3.3%	12/31/2021	1.26	0	0	1.00%	-3.0%	12/31/2021	1.29	0	0	0.75%	-2.8%
12/31/2020	1.26	4,224	5,336	1.25%	6.0%	12/31/2020	1.30	0	0	1.00%	6.3%	12/31/2020	1.33	0	0	0.75%	6.5%
12/31/2019	1.19	1,543	1,839	1.25%	6.8%	12/31/2019	1.22	0	0	1.00%	7.0%	12/31/2019	1.25	0	0	0.75%	7.3%
12/31/2018	1.12	2,326	2,596	1.25%	-1.6%	12/31/2018	1.14	0	0	1.00%	-1.4%	12/31/2018	1.17	0	0	0.75%	-1.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.15	0	$0	0.50%	-14.0%	12/31/2022	$1.18	0	$0	0.25%	-13.8%	12/31/2022	$1.22	36	$43	0.00%	-13.5%
12/31/2021	1.33	0	0	0.50%	-2.5%	12/31/2021	1.37	0	0	0.25%	-2.3%	12/31/2021	1.41	68	96	0.00%	-2.1%
12/31/2020	1.37	0	0	0.50%	6.8%	12/31/2020	1.40	0	0	0.25%	7.1%	12/31/2020	1.44	65	93	0.00%	7.3%
12/31/2019	1.28	0	0	0.50%	7.6%	12/31/2019	1.31	0	0	0.25%	7.9%	12/31/2019	1.34	59	79	0.00%	8.1%
12/31/2018	1.19	0	0	0.50%	-0.9%	12/31/2018	1.22	0	0	0.25%	-0.6%	12/31/2018	1.24	49	61	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.1%
2021	2.1%
2020	2.6%
2019	2.0%
2018	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Emerging Markets Equity Index Fund Retirement Class - 06-020

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$642,807	$758,644	66,287
Receivables: investments sold	4,821
Payables: investments purchased	-
Net assets	$647,628

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$647,628	570,007	$1.14
Band 100	-	-	1.16
Band 75	-	-	1.19
Band 50	-	-	1.22
Band 25	-	-	1.25
Band 0	-	-	1.28
Total	$647,628	570,007

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$14,284
Mortality & expense charges			(10,616)
Net investment income (loss)			3,668

Gain (loss) on investments:
Net realized gain (loss)			(48,045)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(184,082)
Net gain (loss)			(232,127)

Increase (decrease) in net assets from operations			$(228,459)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,668	$9,529
Net realized gain (loss)		(48,045)	62,979
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(184,082)	(120,376)

Increase (decrease) in net assets from operations		(228,459)	(47,868)

Contract owner transactions:
Proceeds from units sold		206,868	307,645
Cost of units redeemed		(425,454)	(405,159)
Account charges		(2,077)	(2,291)
Increase (decrease)		(220,663)	(99,805)
Net increase (decrease)		(449,122)	(147,673)
Net assets, beginning		1,096,750	1,244,423
Net assets, ending		$647,628	$1,096,750

Units sold		167,373	203,695
Units redeemed		(356,030)	(266,950)
Net increase (decrease)		(188,657)	(63,255)
Units outstanding, beginning		758,664	821,919
Units outstanding, ending		570,007	758,664

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$6,922,709
Cost of units redeemed/account charges			(6,417,850)
Net investment income (loss)			80,305
Net realized gain (loss)			178,301
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(115,837)
Net assets			$647,628

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.14	570	$648	1.25%	-21.4%	12/31/2022	$1.16	0	$0	1.00%	-21.2%	12/31/2022	$1.19	0	$0	0.75%	-21.0%
12/31/2021	1.45	759	1,097	1.25%	-4.5%	12/31/2021	1.48	0	0	1.00%	-4.3%	12/31/2021	1.51	0	0	0.75%	-4.0%
12/31/2020	1.51	822	1,244	1.25%	16.0%	12/31/2020	1.54	0	0	1.00%	16.3%	12/31/2020	1.57	0	0	0.75%	16.5%
12/31/2019	1.31	879	1,148	1.25%	16.8%	12/31/2019	1.33	0	0	1.00%	17.1%	12/31/2019	1.35	0	0	0.75%	17.4%
12/31/2018	1.12	1,203	1,344	1.25%	-15.9%	12/31/2018	1.13	0	0	1.00%	-15.6%	12/31/2018	1.15	0	0	0.75%	-15.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.22	0	$0	0.50%	-20.8%	12/31/2022	$1.25	0	$0	0.25%	-20.6%	12/31/2022	$1.28	0	$0	0.00%	-20.4%
12/31/2021	1.54	0	0	0.50%	-3.8%	12/31/2021	1.57	0	0	0.25%	-3.6%	12/31/2021	1.61	0	0	0.00%	-3.3%
12/31/2020	1.60	0	0	0.50%	16.8%	12/31/2020	1.63	0	0	0.25%	17.1%	12/31/2020	1.66	0	0	0.00%	17.4%
12/31/2019	1.37	0	0	0.50%	17.7%	12/31/2019	1.39	0	0	0.25%	18.0%	12/31/2019	1.42	0	0	0.00%	18.3%
12/31/2018	1.17	0	0	0.50%	-15.2%	12/31/2018	1.18	0	0	0.25%	-15.0%	12/31/2018	1.20	0	0	0.00%	-14.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.6%
2021	2.1%
2020	1.9%
2019	2.4%
2018	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA CREF Intl Opps Instl Class - 06-6H3 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.06
Band 100	-	-	1.06
Band 75	-	-	1.06
Band 50	-	-	1.06
Band 25	-	-	1.06
Band 0	-	-	1.06
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /22 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.06	0	$0	1.25%	5.9%	12/31/2022	$1.06	0	$0	1.00%	6.0%	12/31/2022	$1.06	0	$0	0.75%	6.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.06	0	$0	0.50%	6.2%	12/31/2022	$1.06	0	$0	0.25%	6.2%	12/31/2022	$1.06	0	$0	0.00%	6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA CREF Intl Opps Retl Adv Class - 06-6J9

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$33,133	$32,138	2,562
Receivables: investments sold	31
Payables: investments purchased	-
Net assets	$33,164

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$33,164	31,326	$1.06
Band 100	-	-	1.06
Band 75	-	-	1.06
Band 50	-	-	1.06
Band 25	-	-	1.06
Band 0	-	-	1.06
Total	$33,164	31,326

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$2
Mortality & expense charges			(74)
Net investment income (loss)			(72)

Gain (loss) on investments:
Net realized gain (loss)			2
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			995
Net gain (loss)			997

Increase (decrease) in net assets from operations			$925

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(72)	$-
Net realized gain (loss)		2	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		995	-

Increase (decrease) in net assets from operations		925	-

Contract owner transactions:
Proceeds from units sold		32,239	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		32,239	-
Net increase (decrease)		33,164	-
Net assets, beginning		-	-
Net assets, ending		$33,164	$-

Units sold		31,326	-
Units redeemed		-	-
Net increase (decrease)		31,326	-
Units outstanding, beginning		-	-
Units outstanding, ending		31,326	-

* Date of Fund Inception into Variable Account: 9 /22 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$32,239
Cost of units redeemed/account charges			-
Net investment income (loss)			(72)
Net realized gain (loss)			2
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			995
Net assets			$33,164

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.06	31	$33	1.25%	5.9%	12/31/2022	$1.06	0	$0	1.00%	5.9%	12/31/2022	$1.06	0	$0	0.75%	6.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.06	0	$0	0.50%	6.1%	12/31/2022	$1.06	0	$0	0.25%	6.2%	12/31/2022	$1.06	0	$0	0.00%	6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Timothy Plan Strategic Growth Fund A Class - 06-341

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$59,029	$56,753	6,726
Receivables: investments sold	-
Payables: investments purchased	(103)
Net assets	$58,926

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$58,926	53,394	$1.10
Band 100	-	-	1.15
Band 75	-	-	1.19
Band 50	-	-	1.24
Band 25	-	-	1.28
Band 0	-	-	1.33
Total	$58,926	53,394

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$358
Mortality & expense charges			(789)
Net investment income (loss)			(431)

Gain (loss) on investments:
Net realized gain (loss)			687
Realized gain distributions			3,674
Net change in unrealized appreciation (depreciation)			(14,685)
Net gain (loss)			(10,324)

Increase (decrease) in net assets from operations			$(10,755)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(431)	$(709)
Net realized gain (loss)		687	750
Realized gain distributions		3,674	3,082
Net change in unrealized appreciation (depreciation)		(14,685)	3,505

Increase (decrease) in net assets from operations		(10,755)	6,628

Contract owner transactions:
Proceeds from units sold		3,026	3,078
Cost of units redeemed		(5,475)	(1,554)
Account charges		(17)	-
Increase (decrease)		(2,466)	1,524
Net increase (decrease)		(13,221)	8,152
Net assets, beginning		72,147	63,995
Net assets, ending		$58,926	$72,147

Units sold		2,682	2,446
Units redeemed		(4,977)	(1,246)
Net increase (decrease)		(2,295)	1,200
Units outstanding, beginning		55,689	54,489
Units outstanding, ending		53,394	55,689

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$318,269
Cost of units redeemed/account charges			(312,526)
Net investment income (loss)			(14,444)
Net realized gain (loss)			50,831
Realized gain distributions			14,520
Net change in unrealized appreciation (depreciation)			2,276
Net assets			$58,926

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.10	53	$59	1.25%	-14.8%	12/31/2022	$1.15	0	$0	1.00%	-14.6%	12/31/2022	$1.19	0	$0	0.75%	-14.4%
12/31/2021	1.30	56	72	1.25%	10.3%	12/31/2021	1.34	0	0	1.00%	10.6%	12/31/2021	1.39	0	0	0.75%	10.9%
12/31/2020	1.17	54	64	1.25%	6.8%	12/31/2020	1.21	0	0	1.00%	7.0%	12/31/2020	1.25	0	0	0.75%	7.3%
12/31/2019	1.10	63	69	1.25%	17.4%	12/31/2019	1.13	0	0	1.00%	17.7%	12/31/2019	1.17	0	0	0.75%	17.9%
12/31/2018	0.94	147	138	1.25%	-13.4%	12/31/2018	0.96	0	0	1.00%	-13.2%	12/31/2018	0.99	0	0	0.75%	-12.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.24	0	$0	0.50%	-14.2%	12/31/2022	$1.28	0	$0	0.25%	-14.0%	12/31/2022	$1.33	0	$0	0.00%	-13.7%
12/31/2021	1.44	0	0	0.50%	11.1%	12/31/2021	1.49	0	0	0.25%	11.4%	12/31/2021	1.55	0	0	0.00%	11.7%
12/31/2020	1.30	0	0	0.50%	7.6%	12/31/2020	1.34	0	0	0.25%	7.8%	12/31/2020	1.38	0	0	0.00%	8.1%
12/31/2019	1.20	0	0	0.50%	18.2%	12/31/2019	1.24	0	0	0.25%	18.5%	12/31/2019	1.28	0	0	0.00%	18.8%
12/31/2018	1.02	0	0	0.50%	-12.7%	12/31/2018	1.05	0	0	0.25%	-12.5%	12/31/2018	1.08	0	0	0.00%	-12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.5%
2021	0.2%
2020	0.1%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Timothy Plan Conservative Growth Fund A Class - 06-339

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$132,970	$145,504	13,903
Receivables: investments sold	-
Payables: investments purchased	(57)
Net assets	$132,913

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$132,913	119,073	$1.12
Band 100	-	-	1.16
Band 75	-	-	1.20
Band 50	-	-	1.25
Band 25	-	-	1.30
Band 0	-	-	1.35
Total	$132,913	119,073

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$593
Mortality & expense charges			(2,591)
Net investment income (loss)			(1,998)

Gain (loss) on investments:
Net realized gain (loss)			(1,331)
Realized gain distributions			6,171
Net change in unrealized appreciation (depreciation)			(37,413)
Net gain (loss)			(32,573)

Increase (decrease) in net assets from operations			$(34,571)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,998)	$(2,680)
Net realized gain (loss)		(1,331)	1,350
Realized gain distributions		6,171	9,419
Net change in unrealized appreciation (depreciation)		(37,413)	6,194

Increase (decrease) in net assets from operations		(34,571)	14,283

Contract owner transactions:
Proceeds from units sold		29,436	27,973
Cost of units redeemed		(116,348)	(13,602)
Account charges		(241)	-
Increase (decrease)		(87,153)	14,371
Net increase (decrease)		(121,724)	28,654
Net assets, beginning		254,637	225,983
Net assets, ending		$132,913	$254,637

Units sold		24,937	22,019
Units redeemed		(102,092)	(10,892)
Net increase (decrease)		(77,155)	11,127
Units outstanding, beginning		196,228	185,101
Units outstanding, ending		119,073	196,228

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$610,745
Cost of units redeemed/account charges			(517,197)
Net investment income (loss)			(20,154)
Net realized gain (loss)			24,146
Realized gain distributions			47,907
Net change in unrealized appreciation (depreciation)			(12,534)
Net assets			$132,913

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.12	119	$133	1.25%	-14.0%	12/31/2022	$1.16	0	$0	1.00%	-13.8%	12/31/2022	$1.20	0	$0	0.75%	-13.6%
12/31/2021	1.30	196	255	1.25%	6.3%	12/31/2021	1.34	0	0	1.00%	6.6%	12/31/2021	1.39	0	0	0.75%	6.8%
12/31/2020	1.22	185	226	1.25%	6.4%	12/31/2020	1.26	0	0	1.00%	6.6%	12/31/2020	1.30	0	0	0.75%	6.9%
12/31/2019	1.15	179	205	1.25%	13.3%	12/31/2019	1.18	0	0	1.00%	13.6%	12/31/2019	1.22	0	0	0.75%	13.9%
12/31/2018	1.01	213	216	1.25%	-10.4%	12/31/2018	1.04	0	0	1.00%	-10.1%	12/31/2018	1.07	0	0	0.75%	-9.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.25	0	$0	0.50%	-13.3%	12/31/2022	$1.30	0	$0	0.25%	-13.1%	12/31/2022	$1.35	0	$0	0.00%	-12.9%
12/31/2021	1.44	0	0	0.50%	7.1%	12/31/2021	1.49	0	0	0.25%	7.4%	12/31/2021	1.55	0	0	0.00%	7.6%
12/31/2020	1.35	0	0	0.50%	7.2%	12/31/2020	1.39	0	0	0.25%	7.4%	12/31/2020	1.44	0	0	0.00%	7.7%
12/31/2019	1.26	0	0	0.50%	14.2%	12/31/2019	1.30	0	0	0.25%	14.5%	12/31/2019	1.34	0	0	0.00%	14.8%
12/31/2018	1.10	0	0	0.50%	-9.7%	12/31/2018	1.13	0	0	0.25%	-9.5%	12/31/2018	1.16	0	0	0.00%	-9.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.3%
2021	0.1%
2020	0.4%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Touchstone Sustainability and Impact Equity Fund A Class - 06-701

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$33,228	$38,962	1,734
Receivables: investments sold	-
Payables: investments purchased	(3)
Net assets	$33,225

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$18,722	10,099	$1.85
Band 100	14,503	7,624	1.90
Band 75	-	-	1.95
Band 50	-	-	2.00
Band 25	-	-	2.06
Band 0	-	-	2.11
Total	$33,225	17,723

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$442
Mortality & expense charges			(384)
Net investment income (loss)			58

Gain (loss) on investments:
Net realized gain (loss)			70
Realized gain distributions			1,817
Net change in unrealized appreciation (depreciation)			(9,109)
Net gain (loss)			(7,222)

Increase (decrease) in net assets from operations			$(7,164)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$58	$(75)
Net realized gain (loss)		70	93
Realized gain distributions		1,817	4,073
Net change in unrealized appreciation (depreciation)		(9,109)	(158)

Increase (decrease) in net assets from operations		(7,164)	3,933

Contract owner transactions:
Proceeds from units sold		1,976	431
Cost of units redeemed		(2,643)	(124)
Account charges		(15)	(10)
Increase (decrease)		(682)	297
Net increase (decrease)		(7,846)	4,230
Net assets, beginning		41,071	36,841
Net assets, ending		$33,225	$41,071

Units sold		984	190
Units redeemed		(1,228)	(62)
Net increase (decrease)		(244)	128
Units outstanding, beginning		17,967	17,839
Units outstanding, ending		17,723	17,967

* Date of Fund Inception into Variable Account: 9 /7 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$142,313
Cost of units redeemed/account charges			(123,601)
Net investment income (loss)			(1,782)
Net realized gain (loss)			(22,491)
Realized gain distributions			44,520
Net change in unrealized appreciation (depreciation)			(5,734)
Net assets			$33,225

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.85	10	$19	1.25%	-18.1%	12/31/2022	$1.90	8	$15	1.00%	-17.9%	12/31/2022	$1.95	0	$0	0.75%	-17.7%
12/31/2021	2.26	10	23	1.25%	10.6%	12/31/2021	2.32	8	18	1.00%	10.9%	12/31/2021	2.37	0	0	0.75%	11.1%
12/31/2020	2.05	10	21	1.25%	13.0%	12/31/2020	2.09	8	16	1.00%	13.3%	12/31/2020	2.13	0	0	0.75%	13.6%
12/31/2019	1.81	11	19	1.25%	19.7%	12/31/2019	1.84	8	14	1.00%	20.0%	12/31/2019	1.88	0	0	0.75%	20.3%
12/31/2018	1.51	11	16	1.25%	-11.0%	12/31/2018	1.54	8	12	1.00%	-10.7%	12/31/2018	1.56	0	0	0.75%	-10.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.00	0	$0	0.50%	-17.5%	12/31/2022	$2.06	0	$0	0.25%	-17.3%	12/31/2022	$2.11	0	$0	0.00%	-17.1%
12/31/2021	2.43	0	0	0.50%	11.4%	12/31/2021	2.48	0	0	0.25%	11.7%	12/31/2021	2.54	0	0	0.00%	12.0%
12/31/2020	2.18	0	0	0.50%	13.9%	12/31/2020	2.22	0	0	0.25%	14.2%	12/31/2020	2.27	0	0	0.00%	14.4%
12/31/2019	1.91	0	0	0.50%	20.6%	12/31/2019	1.95	0	0	0.25%	20.9%	12/31/2019	1.98	0	0	0.00%	21.2%
12/31/2018	1.59	0	0	0.50%	-10.3%	12/31/2018	1.61	0	0	0.25%	-10.1%	12/31/2018	1.64	0	0	0.00%	-9.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.2%
2021	1.0%
2020	0.3%
2019	0.8%
2018	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Touchstone Value Fund A Class - 06-702

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$24,130	$23,848	2,400
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$24,128

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$22,925	9,585	$2.39
Band 100	1,203	490	2.45
Band 75	-	-	2.52
Band 50	-	-	2.58
Band 25	-	-	2.65
Band 0	-	-	2.72
Total	$24,128	10,075

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$330
Mortality & expense charges			(353)
Net investment income (loss)			(23)

Gain (loss) on investments:
Net realized gain (loss)			1,364
Realized gain distributions			1,359
Net change in unrealized appreciation (depreciation)			(4,354)
Net gain (loss)			(1,631)

Increase (decrease) in net assets from operations			$(1,654)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(23)	$(144)
Net realized gain (loss)		1,364	240
Realized gain distributions		1,359	2,792
Net change in unrealized appreciation (depreciation)		(4,354)	4,583

Increase (decrease) in net assets from operations		(1,654)	7,471

Contract owner transactions:
Proceeds from units sold		1,151	1,230
Cost of units redeemed		(15,020)	(2,517)
Account charges		(6)	(4)
Increase (decrease)		(13,875)	(1,291)
Net increase (decrease)		(15,529)	6,180
Net assets, beginning		39,657	33,477
Net assets, ending		$24,128	$39,657

Units sold		475	543
Units redeemed		(6,278)	(1,159)
Net increase (decrease)		(5,803)	(616)
Units outstanding, beginning		15,878	16,494
Units outstanding, ending		10,075	15,878

* Date of Fund Inception into Variable Account: 9 /7 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,982,946
Cost of units redeemed/account charges			(2,341,093)
Net investment income (loss)			20,572
Net realized gain (loss)			183,218
Realized gain distributions			178,203
Net change in unrealized appreciation (depreciation)			282
Net assets			$24,128

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.39	10	$23	1.25%	-4.2%	12/31/2022	$2.45	0	$1	1.00%	-3.9%	12/31/2022	$2.52	0	$0	0.75%	-3.7%
12/31/2021	2.50	15	38	1.25%	23.0%	12/31/2021	2.55	0	1	1.00%	23.4%	12/31/2021	2.61	0	0	0.75%	23.7%
12/31/2020	2.03	16	32	1.25%	1.8%	12/31/2020	2.07	0	1	1.00%	2.1%	12/31/2020	2.11	0	0	0.75%	2.3%
12/31/2019	1.99	17	34	1.25%	23.9%	12/31/2019	2.03	0	1	1.00%	24.3%	12/31/2019	2.07	0	0	0.75%	24.6%
12/31/2018	1.61	17	27	1.25%	-6.9%	12/31/2018	1.63	0	1	1.00%	-6.7%	12/31/2018	1.66	0	0	0.75%	-6.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.58	0	$0	0.50%	-3.4%	12/31/2022	$2.65	0	$0	0.25%	-3.2%	12/31/2022	$2.72	0	$0	0.00%	-3.0%
12/31/2021	2.68	0	0	0.50%	24.0%	12/31/2021	2.74	0	0	0.25%	24.3%	12/31/2021	2.80	0	0	0.00%	24.6%
12/31/2020	2.16	0	0	0.50%	2.6%	12/31/2020	2.20	0	0	0.25%	2.8%	12/31/2020	2.25	0	0	0.00%	3.1%
12/31/2019	2.10	0	0	0.50%	24.9%	12/31/2019	2.14	0	0	0.25%	25.2%	12/31/2019	2.18	0	0	0.00%	25.5%
12/31/2018	1.69	0	0	0.50%	-6.2%	12/31/2018	1.71	0	0	0.25%	-6.0%	12/31/2018	1.74	0	0	0.00%	-5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.0%
2021	0.9%
2020	1.3%
2019	1.4%
2018	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Touchstone Focused Fund Y Class - 06-624

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$71,324	$67,355	1,399
Receivables: investments sold	38
Payables: investments purchased	-
Net assets	$71,362

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$71,362	25,216	$2.83
Band 100	-	-	2.91
Band 75	-	-	2.99
Band 50	-	-	3.07
Band 25	-	-	3.15
Band 0	-	-	3.24
Total	$71,362	25,216

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$86
Mortality & expense charges			(958)
Net investment income (loss)			(872)

Gain (loss) on investments:
Net realized gain (loss)			7,130
Realized gain distributions			2,193
Net change in unrealized appreciation (depreciation)			(27,553)
Net gain (loss)			(18,230)

Increase (decrease) in net assets from operations			$(19,102)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(872)	$(1,160)
Net realized gain (loss)		7,130	4,131
Realized gain distributions		2,193	6,346
Net change in unrealized appreciation (depreciation)		(27,553)	14,124

Increase (decrease) in net assets from operations		(19,102)	23,441

Contract owner transactions:
Proceeds from units sold		3,692	15,834
Cost of units redeemed		(31,818)	(10,567)
Account charges		-	-
Increase (decrease)		(28,126)	5,267
Net increase (decrease)		(47,228)	28,708
Net assets, beginning		118,590	89,882
Net assets, ending		$71,362	$118,590

Units sold		1,232	4,878
Units redeemed		(9,883)	(3,158)
Net increase (decrease)		(8,651)	1,720
Units outstanding, beginning		33,867	32,147
Units outstanding, ending		25,216	33,867

* Date of Fund Inception into Variable Account: 4 /12 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,276,868
Cost of units redeemed/account charges			(1,279,656)
Net investment income (loss)			(821)
Net realized gain (loss)			28,105
Realized gain distributions			42,897
Net change in unrealized appreciation (depreciation)			3,969
Net assets			$71,362

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.83	25	$71	1.25%	-19.2%	12/31/2022	$2.91	0	$0	1.00%	-19.0%	12/31/2022	$2.99	0	$0	0.75%	-18.8%
12/31/2021	3.50	34	119	1.25%	25.2%	12/31/2021	3.59	0	0	1.00%	25.6%	12/31/2021	3.68	0	0	0.75%	25.9%
12/31/2020	2.80	32	90	1.25%	23.1%	12/31/2020	2.86	0	0	1.00%	23.4%	12/31/2020	2.92	0	0	0.75%	23.8%
12/31/2019	2.27	70	159	1.25%	25.8%	12/31/2019	2.31	0	0	1.00%	26.1%	12/31/2019	2.36	0	0	0.75%	26.4%
12/31/2018	1.81	74	133	1.25%	-8.6%	12/31/2018	1.84	0	0	1.00%	-8.4%	12/31/2018	1.87	0	0	0.75%	-8.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.07	0	$0	0.50%	-18.6%	12/31/2022	$3.15	0	$0	0.25%	-18.4%	12/31/2022	$3.24	0	$0	0.00%	-18.2%
12/31/2021	3.77	0	0	0.50%	26.2%	12/31/2021	3.86	0	0	0.25%	26.5%	12/31/2021	3.95	0	0	0.00%	26.8%
12/31/2020	2.98	0	0	0.50%	24.1%	12/31/2020	3.05	0	0	0.25%	24.4%	12/31/2020	3.12	0	0	0.00%	24.7%
12/31/2019	2.41	0	0	0.50%	26.7%	12/31/2019	2.45	0	0	0.25%	27.0%	12/31/2019	2.50	0	0	0.00%	27.3%
12/31/2018	1.90	0	0	0.50%	-7.9%	12/31/2018	1.93	0	0	0.25%	-7.7%	12/31/2018	1.96	0	0	0.00%	-7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.1%
2021	0.2%
2020	0.2%
2019	0.6%
2018	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Touchstone Focused Fund Institutional Class - 06-GPG (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.44
Band 100	-	-	1.46
Band 75	-	-	1.48
Band 50	-	-	1.50
Band 25	-	-	1.52
Band 0	-	-	1.54
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.44	0	$0	1.25%	-19.1%	12/31/2022	$1.46	0	$0	1.00%	-18.9%	12/31/2022	$1.48	0	$0	0.75%	-18.7%
12/31/2021	1.78	0	0	1.25%	25.3%	12/31/2021	1.80	0	0	1.00%	25.6%	12/31/2021	1.82	0	0	0.75%	25.9%
12/31/2020	1.42	0	0	1.25%	23.2%	12/31/2020	1.43	0	0	1.00%	23.5%	12/31/2020	1.45	0	0	0.75%	23.8%
12/31/2019	1.16	0	0	1.25%	25.9%	12/31/2019	1.16	0	0	1.00%	26.2%	12/31/2019	1.17	0	0	0.75%	26.5%
12/31/2018	0.92	0	0	1.25%	-8.6%	12/31/2018	0.92	0	0	1.00%	-8.3%	12/31/2018	0.92	0	0	0.75%	-8.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.50	0	$0	0.50%	-18.5%	12/31/2022	$1.52	0	$0	0.25%	-18.3%	12/31/2022	$1.54	0	$0	0.00%	-18.1%
12/31/2021	1.84	0	0	0.50%	26.2%	12/31/2021	1.86	0	0	0.25%	26.5%	12/31/2021	1.88	0	0	0.00%	26.9%
12/31/2020	1.46	0	0	0.50%	24.1%	12/31/2020	1.47	0	0	0.25%	24.4%	12/31/2020	1.48	0	0	0.00%	24.8%
12/31/2019	1.17	0	0	0.50%	26.8%	12/31/2019	1.18	0	0	0.25%	27.2%	12/31/2019	1.19	0	0	0.00%	27.5%
12/31/2018	0.93	0	0	0.50%	-7.9%	12/31/2018	0.93	0	0	0.25%	-7.6%	12/31/2018	0.93	0	0	0.00%	-7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Touchstone Mid Cap Growth Fund A Class - 06-GPH (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.42
Band 100	-	-	1.44
Band 75	-	-	1.45
Band 50	-	-	1.47
Band 25	-	-	1.49
Band 0	-	-	1.51
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.42	0	$0	1.25%	-27.1%	12/31/2022	$1.44	0	$0	1.00%	-26.9%	12/31/2022	$1.45	0	$0	0.75%	-26.7%
12/31/2021	1.94	0	0	1.25%	14.4%	12/31/2021	1.96	0	0	1.00%	14.7%	12/31/2021	1.98	0	0	0.75%	15.0%
12/31/2020	1.70	0	0	1.25%	25.4%	12/31/2020	1.71	0	0	1.00%	25.7%	12/31/2020	1.73	0	0	0.75%	26.1%
12/31/2019	1.35	0	0	1.25%	40.4%	12/31/2019	1.36	0	0	1.00%	40.7%	12/31/2019	1.37	0	0	0.75%	41.1%
12/31/2018	0.97	0	0	1.25%	-5.0%	12/31/2018	0.97	0	0	1.00%	-4.8%	12/31/2018	0.97	0	0	0.75%	-4.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.47	0	$0	0.50%	-26.5%	12/31/2022	$1.49	0	$0	0.25%	-26.3%	12/31/2022	$1.51	0	$0	0.00%	-26.2%
12/31/2021	2.00	0	0	0.50%	15.3%	12/31/2021	2.02	0	0	0.25%	15.6%	12/31/2021	2.05	0	0	0.00%	15.9%
12/31/2020	1.74	0	0	0.50%	26.4%	12/31/2020	1.75	0	0	0.25%	26.7%	12/31/2020	1.77	0	0	0.00%	27.0%
12/31/2019	1.38	0	0	0.50%	41.4%	12/31/2019	1.38	0	0	0.25%	41.8%	12/31/2019	1.39	0	0	0.00%	42.1%
12/31/2018	0.97	0	0	0.50%	-4.3%	12/31/2018	0.98	0	0	0.25%	-4.0%	12/31/2018	0.98	0	0	0.00%	-3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Touchstone Mid Cap Growth Fund Institutional Class - 06-GPJ

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,722	$4,480	126
Receivables: investments sold	-
Payables: investments purchased	(4)
Net assets	$3,718

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,718	2,580	$1.44
Band 100	-	-	1.46
Band 75	-	-	1.48
Band 50	-	-	1.50
Band 25	-	-	1.52
Band 0	-	-	1.53
Total	$3,718	2,580

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(51)
Net investment income (loss)			(51)

Gain (loss) on investments:
Net realized gain (loss)			(72)
Realized gain distributions			90
Net change in unrealized appreciation (depreciation)			(1,298)
Net gain (loss)			(1,280)

Increase (decrease) in net assets from operations			$(1,331)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(51)	$(48)
Net realized gain (loss)		(72)	16
Realized gain distributions		90	629
Net change in unrealized appreciation (depreciation)		(1,298)	(61)

Increase (decrease) in net assets from operations		(1,331)	536

Contract owner transactions:
Proceeds from units sold		897	1,032
Cost of units redeemed		(452)	-
Account charges		(35)	(20)
Increase (decrease)		410	1,012
Net increase (decrease)		(921)	1,548
Net assets, beginning		4,639	3,091
Net assets, ending		$3,718	$4,639

Units sold		555	564
Units redeemed		(331)	(10)
Net increase (decrease)		224	554
Units outstanding, beginning		2,356	1,802
Units outstanding, ending		2,580	2,356

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$4,165
Cost of units redeemed/account charges			(522)
Net investment income (loss)			(131)
Net realized gain (loss)			(52)
Realized gain distributions			1,016
Net change in unrealized appreciation (depreciation)			(758)
Net assets			$3,718

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.44	3	$4	1.25%	-26.8%	12/31/2022	$1.46	0	$0	1.00%	-26.6%	12/31/2022	$1.48	0	$0	0.75%	-26.4%
12/31/2021	1.97	2	5	1.25%	14.8%	12/31/2021	1.99	0	0	1.00%	15.1%	12/31/2021	2.01	0	0	0.75%	15.4%
12/31/2020	1.71	2	3	1.25%	25.8%	12/31/2020	1.73	0	0	1.00%	26.2%	12/31/2020	1.74	0	0	0.75%	26.5%
12/31/2019	1.36	1	1	1.25%	40.7%	12/31/2019	1.37	0	0	1.00%	41.1%	12/31/2019	1.38	0	0	0.75%	41.4%
12/31/2018	0.97	0	0	1.25%	-4.7%	12/31/2018	0.97	0	0	1.00%	-4.5%	12/31/2018	0.97	0	0	0.75%	-4.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.50	0	$0	0.50%	-26.3%	12/31/2022	$1.52	0	$0	0.25%	-26.1%	12/31/2022	$1.53	0	$0	0.00%	-25.9%
12/31/2021	2.03	0	0	0.50%	15.7%	12/31/2021	2.05	0	0	0.25%	16.0%	12/31/2021	2.07	0	0	0.00%	16.3%
12/31/2020	1.75	0	0	0.50%	26.8%	12/31/2020	1.77	0	0	0.25%	27.1%	12/31/2020	1.78	0	0	0.00%	27.4%
12/31/2019	1.38	0	0	0.50%	41.8%	12/31/2019	1.39	0	0	0.25%	42.2%	12/31/2019	1.40	0	0	0.00%	42.5%
12/31/2018	0.98	0	0	0.50%	-4.0%	12/31/2018	0.98	0	0	0.25%	-3.7%	12/31/2018	0.98	0	0	0.00%	-3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.3%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Touchstone Large Cap Focused Fund Institutional Class - 06-3GK (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.43
Band 100	-	-	1.45
Band 75	-	-	1.47
Band 50	-	-	1.48
Band 25	-	-	1.50
Band 0	-	-	1.52
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.43	0	$0	1.25%	-18.3%	12/31/2022	$1.45	0	$0	1.00%	-18.1%	12/31/2022	$1.47	0	$0	0.75%	-17.9%
12/31/2021	1.76	0	0	1.25%	24.1%	12/31/2021	1.77	0	0	1.00%	24.4%	12/31/2021	1.79	0	0	0.75%	24.7%
12/31/2020	1.42	0	0	1.25%	22.7%	12/31/2020	1.42	0	0	1.00%	23.0%	12/31/2020	1.43	0	0	0.75%	23.3%
12/31/2019	1.15	0	0	1.25%	28.9%	12/31/2019	1.16	0	0	1.00%	29.3%	12/31/2019	1.16	0	0	0.75%	29.6%
12/31/2018	0.89	0	0	1.25%	-10.5%	12/31/2018	0.90	0	0	1.00%	-10.4%	12/31/2018	0.90	0	0	0.75%	-10.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.48	0	$0	0.50%	-17.7%	12/31/2022	$1.50	0	$0	0.25%	-17.5%	12/31/2022	$1.52	0	$0	0.00%	-17.3%
12/31/2021	1.80	0	0	0.50%	25.0%	12/31/2021	1.82	0	0	0.25%	25.3%	12/31/2021	1.83	0	0	0.00%	25.6%
12/31/2020	1.44	0	0	0.50%	23.6%	12/31/2020	1.45	0	0	0.25%	23.9%	12/31/2020	1.46	0	0	0.00%	24.2%
12/31/2019	1.17	0	0	0.50%	29.9%	12/31/2019	1.17	0	0	0.25%	30.2%	12/31/2019	1.17	0	0	0.00%	30.6%
12/31/2018	0.90	0	0	0.50%	-10.2%	12/31/2018	0.90	0	0	0.25%	-10.1%	12/31/2018	0.90	0	0	0.00%	-10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Touchstone Focused Fund A Class - 06-619

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$429,801	$382,686	8,557
Receivables: investments sold	-
Payables: investments purchased	(32)
Net assets	$429,769

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$166,369	60,608	$2.74
Band 100	263,400	93,420	2.82
Band 75	-	-	2.90
Band 50	-	-	2.97
Band 25	-	-	3.06
Band 0	-	-	3.14
Total	$429,769	154,028

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(6,579)
Net investment income (loss)			(6,579)

Gain (loss) on investments:
Net realized gain (loss)			106,830
Realized gain distributions			13,480
Net change in unrealized appreciation (depreciation)			(265,492)
Net gain (loss)			(145,182)

Increase (decrease) in net assets from operations			$(151,761)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,579)	$(10,228)
Net realized gain (loss)		106,830	39,722
Realized gain distributions		13,480	52,427
Net change in unrealized appreciation (depreciation)		(265,492)	120,131

Increase (decrease) in net assets from operations		(151,761)	202,052

Contract owner transactions:
Proceeds from units sold		5,979	42,970
Cost of units redeemed		(384,059)	(108,453)
Account charges		(82)	(77)
Increase (decrease)		(378,162)	(65,560)
Net increase (decrease)		(529,923)	136,492
Net assets, beginning		959,692	823,200
Net assets, ending		$429,769	$959,692

Units sold		10,701	14,087
Units redeemed		(135,786)	(34,167)
Net increase (decrease)		(125,085)	(20,080)
Units outstanding, beginning		279,113	299,193
Units outstanding, ending		154,028	279,113

* Date of Fund Inception into Variable Account: 4 /12 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,071,728
Cost of units redeemed/account charges			(2,335,579)
Net investment income (loss)			(72,403)
Net realized gain (loss)			459,918
Realized gain distributions			258,990
Net change in unrealized appreciation (depreciation)			47,115
Net assets			$429,769

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.74	61	$166	1.25%	-19.4%	12/31/2022	$2.82	93	$263	1.00%	-19.2%	12/31/2022	$2.90	0	$0	0.75%	-19.0%
12/31/2021	3.41	173	589	1.25%	24.9%	12/31/2021	3.49	106	371	1.00%	25.2%	12/31/2021	3.58	0	0	0.75%	25.5%
12/31/2020	2.73	182	497	1.25%	22.7%	12/31/2020	2.79	117	326	1.00%	23.0%	12/31/2020	2.85	0	0	0.75%	23.3%
12/31/2019	2.22	192	426	1.25%	25.4%	12/31/2019	2.27	148	336	1.00%	25.8%	12/31/2019	2.31	0	0	0.75%	26.1%
12/31/2018	1.77	179	318	1.25%	-8.9%	12/31/2018	1.80	164	295	1.00%	-8.7%	12/31/2018	1.83	0	0	0.75%	-8.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.97	0	$0	0.50%	-18.8%	12/31/2022	$3.06	0	$0	0.25%	-18.6%	12/31/2022	$3.14	0	$0	0.00%	-18.4%
12/31/2021	3.66	0	0	0.50%	25.8%	12/31/2021	3.75	0	0	0.25%	26.1%	12/31/2021	3.85	0	0	0.00%	26.4%
12/31/2020	2.91	0	0	0.50%	23.6%	12/31/2020	2.98	0	0	0.25%	24.0%	12/31/2020	3.04	0	0	0.00%	24.3%
12/31/2019	2.36	0	0	0.50%	26.4%	12/31/2019	2.40	0	0	0.25%	26.7%	12/31/2019	2.45	0	0	0.00%	27.0%
12/31/2018	1.86	0	0	0.50%	-8.2%	12/31/2018	1.90	0	0	0.25%	-8.0%	12/31/2018	1.93	0	0	0.00%	-7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.2%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Touchstone Small Company Fund R Class - 06-4PF (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.32
Band 100	-	-	1.32
Band 75	-	-	1.33
Band 50	-	-	1.34
Band 25	-	-	1.35
Band 0	-	-	1.35
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.32	0	$0	1.25%	-15.4%	12/31/2022	$1.32	0	$0	1.00%	-15.2%	12/31/2022	$1.33	0	$0	0.75%	-15.0%
12/31/2021	1.56	0	0	1.25%	22.1%	12/31/2021	1.56	0	0	1.00%	22.4%	12/31/2021	1.56	0	0	0.75%	22.7%
12/31/2020	1.27	0	0	1.25%	27.4%	12/31/2020	1.27	0	0	1.00%	27.4%	12/31/2020	1.27	0	0	0.75%	27.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.34	0	$0	0.50%	-14.7%	12/31/2022	$1.35	0	$0	0.25%	-14.5%	12/31/2022	$1.35	0	$0	0.00%	-14.3%
12/31/2021	1.57	0	0	0.50%	23.1%	12/31/2021	1.57	0	0	0.25%	23.4%	12/31/2021	1.58	0	0	0.00%	23.7%
12/31/2020	1.28	0	0	0.50%	27.5%	12/31/2020	1.28	0	0	0.25%	27.6%	12/31/2020	1.28	0	0	0.00%	27.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Touchstone Mid Cap Growth R6 Class - 06-4Y4 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.77
Band 100	-	-	0.78
Band 75	-	-	0.78
Band 50	-	-	0.78
Band 25	-	-	0.79
Band 0	-	-	0.79
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.77	0	$0	1.25%	-26.7%	12/31/2022	$0.78	0	$0	1.00%	-26.6%	12/31/2022	$0.78	0	$0	0.75%	-26.4%
12/31/2021	1.06	0	0	1.25%	5.7%	12/31/2021	1.06	0	0	1.00%	5.8%	12/31/2021	1.06	0	0	0.75%	5.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.78	0	$0	0.50%	-26.2%	12/31/2022	$0.79	0	$0	0.25%	-26.0%	12/31/2022	$0.79	0	$0	0.00%	-25.8%
12/31/2021	1.06	0	0	0.50%	6.1%	12/31/2021	1.06	0	0	0.25%	6.2%	12/31/2021	1.06	0	0	0.00%	6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Touchstone Growth Opportunities Fund A Class - 06-699

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$189,931	$221,929	6,512
Receivables: investments sold	-
Payables: investments purchased	(17)
Net assets	$189,914

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$142,271	51,674	$2.75
Band 100	47,643	16,864	2.83
Band 75	-	-	2.90
Band 50	-	-	2.97
Band 25	-	-	3.05
Band 0	-	-	3.13
Total	$189,914	68,538

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$31
Mortality & expense charges			(2,571)
Net investment income (loss)			(2,540)

Gain (loss) on investments:
Net realized gain (loss)			201
Realized gain distributions			4,419
Net change in unrealized appreciation (depreciation)			(81,405)
Net gain (loss)			(76,785)

Increase (decrease) in net assets from operations			$(79,325)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,540)	$(3,731)
Net realized gain (loss)		201	24,525
Realized gain distributions		4,419	46,597
Net change in unrealized appreciation (depreciation)		(81,405)	(6,241)

Increase (decrease) in net assets from operations		(79,325)	61,150

Contract owner transactions:
Proceeds from units sold		1	-
Cost of units redeemed		(735)	(83,968)
Account charges		(1)	(1)
Increase (decrease)		(735)	(83,969)
Net increase (decrease)		(80,060)	(22,819)
Net assets, beginning		269,974	292,793
Net assets, ending		$189,914	$269,974

Units sold		-	(1)
Units redeemed		(211)	(21,800)
Net increase (decrease)		(211)	(21,801)
Units outstanding, beginning		68,749	90,550
Units outstanding, ending		68,538	68,749

* Date of Fund Inception into Variable Account: 9 /7 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$518,511
Cost of units redeemed/account charges			(574,576)
Net investment income (loss)			(29,532)
Net realized gain (loss)			71,689
Realized gain distributions			235,820
Net change in unrealized appreciation (depreciation)			(31,998)
Net assets			$189,914

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.75	52	$142	1.25%	-29.5%	12/31/2022	$2.83	17	$48	1.00%	-29.3%	12/31/2022	$2.90	0	$0	0.75%	-29.1%
12/31/2021	3.90	52	203	1.25%	21.2%	12/31/2021	4.00	17	67	1.00%	21.5%	12/31/2021	4.09	0	0	0.75%	21.8%
12/31/2020	3.22	74	237	1.25%	31.4%	12/31/2020	3.29	17	55	1.00%	31.8%	12/31/2020	3.36	0	0	0.75%	32.1%
12/31/2019	2.45	80	197	1.25%	39.7%	12/31/2019	2.50	17	42	1.00%	40.1%	12/31/2019	2.54	0	0	0.75%	40.4%
12/31/2018	1.75	102	178	1.25%	-5.4%	12/31/2018	1.78	41	73	1.00%	-5.1%	12/31/2018	1.81	0	0	0.75%	-4.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.97	0	$0	0.50%	-29.0%	12/31/2022	$3.05	0	$0	0.25%	-28.8%	12/31/2022	$3.13	0	$0	0.00%	-28.6%
12/31/2021	4.19	0	0	0.50%	22.1%	12/31/2021	4.29	0	0	0.25%	22.4%	12/31/2021	4.39	0	0	0.00%	22.7%
12/31/2020	3.43	0	0	0.50%	32.4%	12/31/2020	3.50	0	0	0.25%	32.7%	12/31/2020	3.57	0	0	0.00%	33.1%
12/31/2019	2.59	0	0	0.50%	40.8%	12/31/2019	2.64	0	0	0.25%	41.1%	12/31/2019	2.69	0	0	0.00%	41.5%
12/31/2018	1.84	0	0	0.50%	-4.6%	12/31/2018	1.87	0	0	0.25%	-4.4%	12/31/2018	1.90	0	0	0.00%	-4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Touchstone Flexible Income Fund A Class - 06-703

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$58,228	$62,488	5,938
Receivables: investments sold	-
Payables: investments purchased	(36)
Net assets	$58,192

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$53,748	45,956	$1.17
Band 100	4,444	3,703	1.20
Band 75	-	-	1.23
Band 50	-	-	1.26
Band 25	-	-	1.30
Band 0	-	-	1.33
Total	$58,192	49,659

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,854
Mortality & expense charges			(746)
Net investment income (loss)			1,108

Gain (loss) on investments:
Net realized gain (loss)			(1,316)
Realized gain distributions			730
Net change in unrealized appreciation (depreciation)			(6,960)
Net gain (loss)			(7,546)

Increase (decrease) in net assets from operations			$(6,438)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,108	$1,294
Net realized gain (loss)		(1,316)	37
Realized gain distributions		730	-
Net change in unrealized appreciation (depreciation)		(6,960)	(324)

Increase (decrease) in net assets from operations		(6,438)	1,007

Contract owner transactions:
Proceeds from units sold		15,122	-
Cost of units redeemed		(15,228)	(369)
Account charges		(6)	(5)
Increase (decrease)		(112)	(374)
Net increase (decrease)		(6,550)	633
Net assets, beginning		64,742	64,109
Net assets, ending		$58,192	$64,742

Units sold		12,688	(1)
Units redeemed		(13,015)	(286)
Net increase (decrease)		(327)	(287)
Units outstanding, beginning		49,986	50,273
Units outstanding, ending		49,659	49,986

* Date of Fund Inception into Variable Account: 9 /7 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$510,016
Cost of units redeemed/account charges			(483,655)
Net investment income (loss)			41,507
Net realized gain (loss)			(7,090)
Realized gain distributions			1,674
Net change in unrealized appreciation (depreciation)			(4,260)
Net assets			$58,192

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.17	46	$54	1.25%	-9.5%	12/31/2022	$1.20	4	$4	1.00%	-9.3%	12/31/2022	$1.23	0	$0	0.75%	-9.1%
12/31/2021	1.29	46	60	1.25%	1.6%	12/31/2021	1.32	4	5	1.00%	1.8%	12/31/2021	1.35	0	0	0.75%	2.1%
12/31/2020	1.27	46	59	1.25%	6.7%	12/31/2020	1.30	4	5	1.00%	6.9%	12/31/2020	1.33	0	0	0.75%	7.2%
12/31/2019	1.19	46	55	1.25%	7.1%	12/31/2019	1.22	4	5	1.00%	7.4%	12/31/2019	1.24	0	0	0.75%	7.7%
12/31/2018	1.11	61	68	1.25%	-3.1%	12/31/2018	1.13	5	5	1.00%	-2.8%	12/31/2018	1.15	0	0	0.75%	-2.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.26	0	$0	0.50%	-8.9%	12/31/2022	$1.30	0	$0	0.25%	-8.6%	12/31/2022	$1.33	0	$0	0.00%	-8.4%
12/31/2021	1.39	0	0	0.50%	2.3%	12/31/2021	1.42	0	0	0.25%	2.6%	12/31/2021	1.45	0	0	0.00%	2.8%
12/31/2020	1.35	0	0	0.50%	7.5%	12/31/2020	1.38	0	0	0.25%	7.7%	12/31/2020	1.41	0	0	0.00%	8.0%
12/31/2019	1.26	0	0	0.50%	7.9%	12/31/2019	1.28	0	0	0.25%	8.2%	12/31/2019	1.31	0	0	0.00%	8.5%
12/31/2018	1.17	0	0	0.50%	-2.3%	12/31/2018	1.19	0	0	0.25%	-2.1%	12/31/2018	1.21	0	0	0.00%	-1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.0%
2021	3.2%
2020	3.6%
2019	3.4%
2018	3.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Balanced Index Fund Admiral Class - 06-FJC

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,354,278	$8,609,636	210,695
Receivables: investments sold	-
Payables: investments purchased	(201)
Net assets	$8,354,077

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,354,077	6,071,753	$1.38
Band 100	-	-	1.40
Band 75	-	-	1.42
Band 50	-	-	1.44
Band 25	-	-	1.46
Band 0	-	-	1.48
Total	$8,354,077	6,071,753

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$159,001
Mortality & expense charges			(110,426)
Net investment income (loss)			48,575

Gain (loss) on investments:
Net realized gain (loss)			72,762
Realized gain distributions			73,926
Net change in unrealized appreciation (depreciation)			(2,025,051)
Net gain (loss)			(1,878,363)

Increase (decrease) in net assets from operations			$(1,829,788)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$48,575	$19,563
Net realized gain (loss)		72,762	1,119,150
Realized gain distributions		73,926	194,270
Net change in unrealized appreciation (depreciation)		(2,025,051)	(46,984)

Increase (decrease) in net assets from operations		(1,829,788)	1,285,999

Contract owner transactions:
Proceeds from units sold		807,548	5,333,004
Cost of units redeemed		(871,884)	(7,274,791)
Account charges		(10,432)	(14,062)
Increase (decrease)		(74,768)	(1,955,849)
Net increase (decrease)		(1,904,556)	(669,850)
Net assets, beginning		10,258,633	10,928,483
Net assets, ending		$8,354,077	$10,258,633

Units sold		543,099	3,488,418
Units redeemed		(590,441)	(4,722,499)
Net increase (decrease)		(47,342)	(1,234,081)
Units outstanding, beginning		6,119,095	7,353,176
Units outstanding, ending		6,071,753	6,119,095

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$21,854,042
Cost of units redeemed/account charges			(15,338,229)
Net investment income (loss)			230,529
Net realized gain (loss)			1,472,868
Realized gain distributions			390,225
Net change in unrealized appreciation (depreciation)			(255,358)
Net assets			$8,354,077

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.38	6,072	$8,354	1.25%	-17.9%	12/31/2022	$1.40	0	$0	1.00%	-17.7%	12/31/2022	$1.42	0	$0	0.75%	-17.5%
12/31/2021	1.68	6,096	10,219	1.25%	12.8%	12/31/2021	1.70	24	40	1.00%	13.1%	12/31/2021	1.72	0	0	0.75%	13.4%
12/31/2020	1.49	7,349	10,922	1.25%	15.0%	12/31/2020	1.50	4	6	1.00%	15.2%	12/31/2020	1.52	0	0	0.75%	15.5%
12/31/2019	1.29	7,252	9,376	1.25%	20.3%	12/31/2019	1.30	0	0	1.00%	20.6%	12/31/2019	1.31	0	0	0.75%	20.9%
12/31/2018	1.07	4,485	4,821	1.25%	-4.1%	12/31/2018	1.08	0	0	1.00%	-3.8%	12/31/2018	1.09	0	0	0.75%	-3.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.44	0	$0	0.50%	-17.3%	12/31/2022	$1.46	0	$0	0.25%	-17.1%	12/31/2022	$1.48	0	$0	0.00%	-16.9%
12/31/2021	1.74	0	0	0.50%	13.6%	12/31/2021	1.76	0	0	0.25%	13.9%	12/31/2021	1.79	0	0	0.00%	14.2%
12/31/2020	1.53	0	0	0.50%	15.8%	12/31/2020	1.55	0	0	0.25%	16.1%	12/31/2020	1.56	0	0	0.00%	16.4%
12/31/2019	1.32	0	0	0.50%	21.2%	12/31/2019	1.33	0	0	0.25%	21.5%	12/31/2019	1.34	0	0	0.00%	21.8%
12/31/2018	1.09	0	0	0.50%	-3.3%	12/31/2018	1.10	0	0	0.25%	-3.1%	12/31/2018	1.10	0	0	0.00%	-2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.7%
2021	1.4%
2020	1.8%
2019	1.9%
2018	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Developed Markets Index Fund Admiral Class - 06-FJF

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,497,109	$9,667,098	672,478
Receivables: investments sold	-
Payables: investments purchased	(405,197)
Net assets	$9,091,912

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,017,468	7,110,357	$1.27
Band 100	-	-	1.29
Band 75	74,444	56,947	1.31
Band 50	-	-	1.33
Band 25	-	-	1.35
Band 0	-	-	1.37
Total	$9,091,912	7,167,304

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$249,656
Mortality & expense charges			(107,290)
Net investment income (loss)			142,366

Gain (loss) on investments:
Net realized gain (loss)			152,748
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,936,859)
Net gain (loss)			(1,784,111)

Increase (decrease) in net assets from operations			$(1,641,745)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$142,366	$192,881
Net realized gain (loss)		152,748	158,052
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(1,936,859)	533,765

Increase (decrease) in net assets from operations		(1,641,745)	884,698

Contract owner transactions:
Proceeds from units sold		2,550,880	2,719,815
Cost of units redeemed		(2,241,221)	(1,682,911)
Account charges		(4,920)	(4,495)
Increase (decrease)		304,739	1,032,409
Net increase (decrease)		(1,337,006)	1,917,107
Net assets, beginning		10,428,918	8,511,811
Net assets, ending		$9,091,912	$10,428,918

Units sold		1,969,002	2,350,943
Units redeemed		(1,677,443)	(1,650,736)
Net increase (decrease)		291,559	700,207
Units outstanding, beginning		6,875,745	6,175,538
Units outstanding, ending		7,167,304	6,875,745

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$16,378,549
Cost of units redeemed/account charges			(8,039,866)
Net investment income (loss)			628,662
Net realized gain (loss)			294,556
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(169,989)
Net assets			$9,091,912

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.27	7,110	$9,017	1.25%	-16.4%	12/31/2022	$1.29	0	$0	1.00%	-16.2%	12/31/2022	$1.31	57	$74	0.75%	-16.0%
12/31/2021	1.52	6,819	10,340	1.25%	10.0%	12/31/2021	1.54	0	0	1.00%	10.3%	12/31/2021	1.56	57	89	0.75%	10.6%
12/31/2020	1.38	6,119	8,432	1.25%	8.9%	12/31/2020	1.39	0	0	1.00%	9.2%	12/31/2020	1.41	57	80	0.75%	9.4%
12/31/2019	1.27	4,940	6,252	1.25%	20.5%	12/31/2019	1.28	0	0	1.00%	20.8%	12/31/2019	1.29	0	0	0.75%	21.1%
12/31/2018	1.05	4,585	4,814	1.25%	-15.5%	12/31/2018	1.06	0	0	1.00%	-15.3%	12/31/2018	1.06	0	0	0.75%	-15.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.33	0	$0	0.50%	-15.7%	12/31/2022	$1.35	0	$0	0.25%	-15.5%	12/31/2022	$1.37	0	$0	0.00%	-15.3%
12/31/2021	1.58	0	0	0.50%	10.9%	12/31/2021	1.60	0	0	0.25%	11.1%	12/31/2021	1.62	0	0	0.00%	11.4%
12/31/2020	1.42	0	0	0.50%	9.7%	12/31/2020	1.44	0	0	0.25%	10.0%	12/31/2020	1.45	0	0	0.00%	10.3%
12/31/2019	1.29	0	0	0.50%	21.4%	12/31/2019	1.30	0	0	0.25%	21.7%	12/31/2019	1.31	0	0	0.00%	22.1%
12/31/2018	1.07	0	0	0.50%	-14.9%	12/31/2018	1.07	0	0	0.25%	-14.7%	12/31/2018	1.08	0	0	0.00%	-14.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.6%
2021	3.3%
2020	2.2%
2019	3.3%
2018	3.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Emerging Markets Stock Index Fund Admiral Class - 06-FJG

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,938,619	$2,227,615	60,283
Receivables: investments sold	15,162
Payables: investments purchased	-
Net assets	$1,953,781

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,953,781	1,666,542	$1.17
Band 100	-	-	1.19
Band 75	-	-	1.21
Band 50	-	-	1.23
Band 25	-	-	1.25
Band 0	-	-	1.26
Total	$1,953,781	1,666,542

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$74,484
Mortality & expense charges			(23,622)
Net investment income (loss)			50,862

Gain (loss) on investments:
Net realized gain (loss)			(39,617)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(425,468)
Net gain (loss)			(465,085)

Increase (decrease) in net assets from operations			$(414,223)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$50,862	$25,258
Net realized gain (loss)		(39,617)	77,012
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(425,468)	(115,385)

Increase (decrease) in net assets from operations		(414,223)	(13,115)

Contract owner transactions:
Proceeds from units sold		877,765	634,666
Cost of units redeemed		(474,767)	(451,466)
Account charges		(2,570)	(2,896)
Increase (decrease)		400,428	180,304
Net increase (decrease)		(13,795)	167,189
Net assets, beginning		1,967,576	1,800,387
Net assets, ending		$1,953,781	$1,967,576

Units sold		711,037	428,767
Units redeemed		(407,260)	(308,069)
Net increase (decrease)		303,777	120,698
Units outstanding, beginning		1,362,765	1,242,067
Units outstanding, ending		1,666,542	1,362,765

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$5,487,453
Cost of units redeemed/account charges			(3,435,850)
Net investment income (loss)			155,623
Net realized gain (loss)			35,551
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(288,996)
Net assets			$1,953,781

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.17	1,667	$1,954	1.25%	-18.8%	12/31/2022	$1.19	0	$0	1.00%	-18.6%	12/31/2022	$1.21	0	$0	0.75%	-18.4%
12/31/2021	1.44	1,363	1,968	1.25%	-0.4%	12/31/2021	1.46	0	0	1.00%	-0.1%	12/31/2021	1.48	0	0	0.75%	0.1%
12/31/2020	1.45	1,242	1,800	1.25%	13.8%	12/31/2020	1.46	0	0	1.00%	14.1%	12/31/2020	1.48	0	0	0.75%	14.4%
12/31/2019	1.27	1,509	1,922	1.25%	18.8%	12/31/2019	1.28	0	0	1.00%	19.1%	12/31/2019	1.29	0	0	0.75%	19.4%
12/31/2018	1.07	1,254	1,344	1.25%	-15.6%	12/31/2018	1.08	0	0	1.00%	-15.4%	12/31/2018	1.08	0	0	0.75%	-15.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.23	0	$0	0.50%	-18.2%	12/31/2022	$1.25	0	$0	0.25%	-18.0%	12/31/2022	$1.26	0	$0	0.00%	-17.8%
12/31/2021	1.50	0	0	0.50%	0.4%	12/31/2021	1.52	0	0	0.25%	0.6%	12/31/2021	1.54	0	0	0.00%	0.9%
12/31/2020	1.49	0	0	0.50%	14.7%	12/31/2020	1.51	0	0	0.25%	15.0%	12/31/2020	1.53	0	0	0.00%	15.2%
12/31/2019	1.30	0	0	0.50%	19.7%	12/31/2019	1.31	0	0	0.25%	20.0%	12/31/2019	1.32	0	0	0.00%	20.3%
12/31/2018	1.09	0	0	0.50%	-15.0%	12/31/2018	1.09	0	0	0.25%	-14.8%	12/31/2018	1.10	0	0	0.00%	-14.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.8%
2021	2.6%
2020	1.8%
2019	3.4%
2018	3.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Energy Fund Admiral Class - 06-FJH

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$847,132	$772,420	9,816
Receivables: investments sold	-
Payables: investments purchased	(5,976)
Net assets	$841,156

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$841,156	863,478	$0.97
Band 100	-	-	0.99
Band 75	-	-	1.00
Band 50	-	-	1.02
Band 25	-	-	1.04
Band 0	-	-	1.05
Total	$841,156	863,478

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$37,400
Mortality & expense charges			(6,503)
Net investment income (loss)			30,897

Gain (loss) on investments:
Net realized gain (loss)			47,496
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			29,778
Net gain (loss)			77,274

Increase (decrease) in net assets from operations			$108,171

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$30,897	$8,130
Net realized gain (loss)		47,496	24,724
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		29,778	33,881

Increase (decrease) in net assets from operations		108,171	66,735

Contract owner transactions:
Proceeds from units sold		640,773	161,964
Cost of units redeemed		(253,803)	(215,617)
Account charges		(186)	(132)
Increase (decrease)		386,784	(53,785)
Net increase (decrease)		494,955	12,950
Net assets, beginning		346,201	333,251
Net assets, ending		$841,156	$346,201

Units sold		713,286	220,504
Units redeemed		(284,331)	(313,869)
Net increase (decrease)		428,955	(93,365)
Units outstanding, beginning		434,523	527,888
Units outstanding, ending		863,478	434,523

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,146,085
Cost of units redeemed/account charges			(1,437,369)
Net investment income (loss)			64,109
Net realized gain (loss)			(6,381)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			74,712
Net assets			$841,156

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.97	863	$841	1.25%	22.3%	12/31/2022	$0.99	0	$0	1.00%	22.6%	12/31/2022	$1.00	0	$0	0.75%	22.9%
12/31/2021	0.80	435	346	1.25%	26.2%	12/31/2021	0.81	0	0	1.00%	26.5%	12/31/2021	0.82	0	0	0.75%	26.8%
12/31/2020	0.63	528	333	1.25%	-31.6%	12/31/2020	0.64	0	0	1.00%	-31.5%	12/31/2020	0.64	0	0	0.75%	-31.3%
12/31/2019	0.92	319	295	1.25%	11.9%	12/31/2019	0.93	0	0	1.00%	12.2%	12/31/2019	0.94	0	0	0.75%	12.4%
12/31/2018	0.83	284	235	1.25%	-18.1%	12/31/2018	0.83	0	0	1.00%	-17.9%	12/31/2018	0.83	0	0	0.75%	-17.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.02	0	$0	0.50%	23.2%	12/31/2022	$1.04	0	$0	0.25%	23.5%	12/31/2022	$1.05	0	$0	0.00%	23.8%
12/31/2021	0.83	0	0	0.50%	27.2%	12/31/2021	0.84	0	0	0.25%	27.5%	12/31/2021	0.85	0	0	0.00%	27.8%
12/31/2020	0.65	0	0	0.50%	-31.1%	12/31/2020	0.66	0	0	0.25%	-31.0%	12/31/2020	0.66	0	0	0.00%	-30.8%
12/31/2019	0.95	0	0	0.50%	12.7%	12/31/2019	0.95	0	0	0.25%	13.0%	12/31/2019	0.96	0	0	0.00%	13.3%
12/31/2018	0.84	0	0	0.50%	-17.5%	12/31/2018	0.84	0	0	0.25%	-17.3%	12/31/2018	0.85	0	0	0.00%	-17.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	6.3%
2021	3.5%
2020	4.5%
2019	3.6%
2018	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Equity Income Fund Admiral Class - 06-FJJ

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$25,774,981	$25,655,556	303,948
Receivables: investments sold	-
Payables: investments purchased	(51,851)
Net assets	$25,723,130

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$24,938,213	14,740,569	$1.69
Band 100	-	-	1.72
Band 75	784,917	450,101	1.74
Band 50	-	-	1.77
Band 25	-	-	1.80
Band 0	-	-	1.82
Total	$25,723,130	15,190,670

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$568,250
Mortality & expense charges			(229,247)
Net investment income (loss)			339,003

Gain (loss) on investments:
Net realized gain (loss)			264,962
Realized gain distributions			1,287,104
Net change in unrealized appreciation (depreciation)			(2,049,178)
Net gain (loss)			(497,112)

Increase (decrease) in net assets from operations			$(158,109)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$339,003	$191,818
Net realized gain (loss)		264,962	267,190
Realized gain distributions		1,287,104	829,925
Net change in unrealized appreciation (depreciation)		(2,049,178)	1,677,370

Increase (decrease) in net assets from operations		(158,109)	2,966,303

Contract owner transactions:
Proceeds from units sold		15,464,186	5,627,265
Cost of units redeemed		(6,785,214)	(2,539,662)
Account charges		(24,857)	(24,506)
Increase (decrease)		8,654,115	3,063,097
Net increase (decrease)		8,496,006	6,029,400
Net assets, beginning		17,227,124	11,197,724
Net assets, ending		$25,723,130	$17,227,124

Units sold		9,205,343	3,586,144
Units redeemed		(4,071,219)	(1,640,170)
Net increase (decrease)		5,134,124	1,945,974
Units outstanding, beginning		10,056,546	8,110,572
Units outstanding, ending		15,190,670	10,056,546

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$46,046,054
Cost of units redeemed/account charges			(24,755,641)
Net investment income (loss)			1,027,546
Net realized gain (loss)			225,152
Realized gain distributions			3,060,594
Net change in unrealized appreciation (depreciation)			119,425
Net assets			$25,723,130

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.69	14,741	$24,938	1.25%	-1.2%	12/31/2022	$1.72	0	$0	1.00%	-1.0%	12/31/2022	$1.74	450	$785	0.75%	-0.7%
12/31/2021	1.71	10,057	17,227	1.25%	24.1%	12/31/2021	1.73	0	0	1.00%	24.4%	12/31/2021	1.76	0	0	0.75%	24.7%
12/31/2020	1.38	8,111	11,198	1.25%	1.8%	12/31/2020	1.39	0	0	1.00%	2.1%	12/31/2020	1.41	0	0	0.75%	2.4%
12/31/2019	1.36	7,563	10,252	1.25%	23.8%	12/31/2019	1.37	0	0	1.00%	24.1%	12/31/2019	1.38	0	0	0.75%	24.4%
12/31/2018	1.10	9,468	10,368	1.25%	-6.8%	12/31/2018	1.10	0	0	1.00%	-6.6%	12/31/2018	1.11	0	0	0.75%	-6.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.77	0	$0	0.50%	-0.5%	12/31/2022	$1.80	0	$0	0.25%	-0.2%	12/31/2022	$1.82	0	$0	0.00%	0.0%
12/31/2021	1.78	0	0	0.50%	25.0%	12/31/2021	1.80	0	0	0.25%	25.3%	12/31/2021	1.82	0	0	0.00%	25.6%
12/31/2020	1.42	0	0	0.50%	2.6%	12/31/2020	1.44	0	0	0.25%	2.9%	12/31/2020	1.45	0	0	0.00%	3.1%
12/31/2019	1.39	0	0	0.50%	24.7%	12/31/2019	1.40	0	0	0.25%	25.0%	12/31/2019	1.41	0	0	0.00%	25.3%
12/31/2018	1.11	0	0	0.50%	-6.1%	12/31/2018	1.12	0	0	0.25%	-5.9%	12/31/2018	1.12	0	0	0.00%	-5.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.6%
2021	2.6%
2020	3.2%
2019	2.9%
2018	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Explorer Fund Admiral Class - 06-FJK

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,030,657	$18,013,438	185,078
Receivables: investments sold	48,929
Payables: investments purchased	-
Net assets	$16,079,586

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$16,079,586	9,603,250	$1.67
Band 100	-	-	1.70
Band 75	-	-	1.73
Band 50	-	-	1.75
Band 25	-	-	1.78
Band 0	-	-	1.81
Total	$16,079,586	9,603,250

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$78,193
Mortality & expense charges			(154,813)
Net investment income (loss)			(76,620)

Gain (loss) on investments:
Net realized gain (loss)			(136,717)
Realized gain distributions			714,536
Net change in unrealized appreciation (depreciation)			(3,529,899)
Net gain (loss)			(2,952,080)

Increase (decrease) in net assets from operations			$(3,028,700)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(76,620)	$(125,382)
Net realized gain (loss)		(136,717)	937,985
Realized gain distributions		714,536	1,873,569
Net change in unrealized appreciation (depreciation)		(3,529,899)	(862,888)

Increase (decrease) in net assets from operations		(3,028,700)	1,823,284

Contract owner transactions:
Proceeds from units sold		8,495,172	3,966,570
Cost of units redeemed		(3,493,712)	(3,701,958)
Account charges		(10,754)	(6,057)
Increase (decrease)		4,990,706	258,555
Net increase (decrease)		1,962,006	2,081,839
Net assets, beginning		14,117,580	12,035,741
Net assets, ending		$16,079,586	$14,117,580

Units sold		5,183,746	1,880,625
Units redeemed		(1,978,326)	(1,751,453)
Net increase (decrease)		3,205,420	129,172
Units outstanding, beginning		6,397,830	6,268,658
Units outstanding, ending		9,603,250	6,397,830

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$25,646,446
Cost of units redeemed/account charges			(12,527,293)
Net investment income (loss)			(344,511)
Net realized gain (loss)			1,137,990
Realized gain distributions			4,149,735
Net change in unrealized appreciation (depreciation)			(1,982,781)
Net assets			$16,079,586

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.67	9,603	$16,080	1.25%	-24.1%	12/31/2022	$1.70	0	$0	1.00%	-23.9%	12/31/2022	$1.73	0	$0	0.75%	-23.7%
12/31/2021	2.21	6,398	14,118	1.25%	14.9%	12/31/2021	2.23	0	0	1.00%	15.2%	12/31/2021	2.26	0	0	0.75%	15.5%
12/31/2020	1.92	6,269	12,036	1.25%	29.9%	12/31/2020	1.94	0	0	1.00%	30.2%	12/31/2020	1.96	0	0	0.75%	30.5%
12/31/2019	1.48	6,076	8,983	1.25%	29.8%	12/31/2019	1.49	0	0	1.00%	30.1%	12/31/2019	1.50	0	0	0.75%	30.4%
12/31/2018	1.14	2,740	3,122	1.25%	-3.6%	12/31/2018	1.15	0	0	1.00%	-3.4%	12/31/2018	1.15	0	0	0.75%	-3.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.75	0	$0	0.50%	-23.5%	12/31/2022	$1.78	0	$0	0.25%	-23.4%	12/31/2022	$1.81	0	$0	0.00%	-23.2%
12/31/2021	2.29	0	0	0.50%	15.8%	12/31/2021	2.32	0	0	0.25%	16.1%	12/31/2021	2.35	0	0	0.00%	16.4%
12/31/2020	1.98	0	0	0.50%	30.8%	12/31/2020	2.00	0	0	0.25%	31.2%	12/31/2020	2.02	0	0	0.00%	31.5%
12/31/2019	1.51	0	0	0.50%	30.7%	12/31/2019	1.52	0	0	0.25%	31.1%	12/31/2019	1.54	0	0	0.00%	31.4%
12/31/2018	1.16	0	0	0.50%	-2.9%	12/31/2018	1.16	0	0	0.25%	-2.6%	12/31/2018	1.17	0	0	0.00%	-2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.5%
2021	0.3%
2020	0.2%
2019	0.5%
2018	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Extended Market Index Fund Admiral Class - 06-FJM

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,305,920	$1,578,371	13,247
Receivables: investments sold	30,138
Payables: investments purchased	-
Net assets	$1,336,058

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,336,058	980,105	$1.36
Band 100	-	-	1.38
Band 75	-	-	1.41
Band 50	-	-	1.43
Band 25	-	-	1.45
Band 0	-	-	1.47
Total	$1,336,058	980,105

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$14,499
Mortality & expense charges			(17,088)
Net investment income (loss)			(2,589)

Gain (loss) on investments:
Net realized gain (loss)			24,907
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(515,217)
Net gain (loss)			(490,310)

Increase (decrease) in net assets from operations			$(492,899)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,589)	$(3,211)
Net realized gain (loss)		24,907	262,540
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(515,217)	(97,260)

Increase (decrease) in net assets from operations		(492,899)	162,069

Contract owner transactions:
Proceeds from units sold		758,769	1,074,658
Cost of units redeemed		(707,448)	(792,597)
Account charges		(1,610)	(1,827)
Increase (decrease)		49,711	280,234
Net increase (decrease)		(443,188)	442,303
Net assets, beginning		1,779,246	1,336,943
Net assets, ending		$1,336,058	$1,779,246

Units sold		478,356	586,822
Units redeemed		(446,122)	(429,949)
Net increase (decrease)		32,234	156,873
Units outstanding, beginning		947,871	790,998
Units outstanding, ending		980,105	947,871

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$8,655,845
Cost of units redeemed/account charges			(7,461,388)
Net investment income (loss)			14,637
Net realized gain (loss)			399,415
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(272,451)
Net assets			$1,336,058

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.36	980	$1,336	1.25%	-27.4%	12/31/2022	$1.38	0	$0	1.00%	-27.2%	12/31/2022	$1.41	0	$0	0.75%	-27.0%
12/31/2021	1.88	948	1,779	1.25%	11.1%	12/31/2021	1.90	0	0	1.00%	11.3%	12/31/2021	1.93	0	0	0.75%	11.6%
12/31/2020	1.69	791	1,337	1.25%	30.6%	12/31/2020	1.71	0	0	1.00%	30.9%	12/31/2020	1.72	0	0	0.75%	31.2%
12/31/2019	1.29	3,345	4,329	1.25%	26.4%	12/31/2019	1.30	0	0	1.00%	26.8%	12/31/2019	1.31	0	0	0.75%	27.1%
12/31/2018	1.02	3,405	3,486	1.25%	-10.5%	12/31/2018	1.03	0	0	1.00%	-10.3%	12/31/2018	1.03	0	0	0.75%	-10.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.43	0	$0	0.50%	-26.8%	12/31/2022	$1.45	0	$0	0.25%	-26.6%	12/31/2022	$1.47	0	$0	0.00%	-26.5%
12/31/2021	1.95	0	0	0.50%	11.9%	12/31/2021	1.97	0	0	0.25%	12.2%	12/31/2021	2.00	0	0	0.00%	12.5%
12/31/2020	1.74	0	0	0.50%	31.6%	12/31/2020	1.76	0	0	0.25%	31.9%	12/31/2020	1.78	0	0	0.00%	32.2%
12/31/2019	1.32	0	0	0.50%	27.4%	12/31/2019	1.33	0	0	0.25%	27.7%	12/31/2019	1.34	0	0	0.00%	28.0%
12/31/2018	1.04	0	0	0.50%	-9.8%	12/31/2018	1.05	0	0	0.25%	-9.6%	12/31/2018	1.05	0	0	0.00%	-9.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.9%
2021	1.4%
2020	1.3%
2019	1.5%
2018	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Growth Index Fund Admiral Class - 06-FJN

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,646,642	$10,146,956	88,410
Receivables: investments sold	53,749
Payables: investments purchased	-
Net assets	$9,700,391

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,700,391	5,197,595	$1.87
Band 100	-	-	1.89
Band 75	-	-	1.92
Band 50	-	-	1.95
Band 25	-	-	1.98
Band 0	-	-	2.01
Total	$9,700,391	5,197,595

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$58,651
Mortality & expense charges			(119,392)
Net investment income (loss)			(60,741)

Gain (loss) on investments:
Net realized gain (loss)			292,756
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(4,368,455)
Net gain (loss)			(4,075,699)

Increase (decrease) in net assets from operations			$(4,136,440)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(60,741)	$(67,958)
Net realized gain (loss)		292,756	787,623
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(4,368,455)	1,496,376

Increase (decrease) in net assets from operations		(4,136,440)	2,216,041

Contract owner transactions:
Proceeds from units sold		5,750,789	4,663,869
Cost of units redeemed		(3,409,139)	(2,552,725)
Account charges		(12,277)	(11,103)
Increase (decrease)		2,329,373	2,100,041
Net increase (decrease)		(1,807,067)	4,316,082
Net assets, beginning		11,507,458	7,191,376
Net assets, ending		$9,700,391	$11,507,458

Units sold		2,966,993	1,954,671
Units redeemed		(1,840,720)	(1,080,923)
Net increase (decrease)		1,126,273	873,748
Units outstanding, beginning		4,071,322	3,197,574
Units outstanding, ending		5,197,595	4,071,322

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$22,762,046
Cost of units redeemed/account charges			(14,545,224)
Net investment income (loss)			(159,927)
Net realized gain (loss)			2,143,810
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(500,314)
Net assets			$9,700,391

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.87	5,198	$9,700	1.25%	-34.0%	12/31/2022	$1.89	0	$0	1.00%	-33.8%	12/31/2022	$1.92	0	$0	0.75%	-33.6%
12/31/2021	2.83	4,071	11,507	1.25%	25.7%	12/31/2021	2.86	0	0	1.00%	26.0%	12/31/2021	2.90	0	0	0.75%	26.3%
12/31/2020	2.25	3,198	7,191	1.25%	38.4%	12/31/2020	2.27	0	0	1.00%	38.8%	12/31/2020	2.30	0	0	0.75%	39.1%
12/31/2019	1.62	2,695	4,377	1.25%	35.5%	12/31/2019	1.64	0	0	1.00%	35.9%	12/31/2019	1.65	0	0	0.75%	36.2%
12/31/2018	1.20	2,519	3,019	1.25%	-4.6%	12/31/2018	1.20	0	0	1.00%	-4.3%	12/31/2018	1.21	0	0	0.75%	-4.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.95	0	$0	0.50%	-33.5%	12/31/2022	$1.98	0	$0	0.25%	-33.3%	12/31/2022	$2.01	0	$0	0.00%	-33.1%
12/31/2021	2.94	0	0	0.50%	26.6%	12/31/2021	2.97	0	0	0.25%	26.9%	12/31/2021	3.01	0	0	0.00%	27.3%
12/31/2020	2.32	0	0	0.50%	39.5%	12/31/2020	2.34	0	0	0.25%	39.8%	12/31/2020	2.37	0	0	0.00%	40.2%
12/31/2019	1.66	0	0	0.50%	36.5%	12/31/2019	1.67	0	0	0.25%	36.9%	12/31/2019	1.69	0	0	0.00%	37.2%
12/31/2018	1.22	0	0	0.50%	-3.8%	12/31/2018	1.22	0	0	0.25%	-3.6%	12/31/2018	1.23	0	0	0.00%	-3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.6%
2021	0.6%
2020	0.8%
2019	1.1%
2018	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Health Care Fund Admiral Class - 06-FJP

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$392,660	$396,647	4,287
Receivables: investments sold	-
Payables: investments purchased	(7,487)
Net assets	$385,173

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$385,173	214,588	$1.79
Band 100	-	-	1.82
Band 75	-	-	1.85
Band 50	-	-	1.88
Band 25	-	-	1.91
Band 0	-	-	1.94
Total	$385,173	214,588

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$3,178
Mortality & expense charges			(4,941)
Net investment income (loss)			(1,763)

Gain (loss) on investments:
Net realized gain (loss)			(5,081)
Realized gain distributions			17,294
Net change in unrealized appreciation (depreciation)			(31,125)
Net gain (loss)			(18,912)

Increase (decrease) in net assets from operations			$(20,675)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,763)	$(2,054)
Net realized gain (loss)		(5,081)	20,622
Realized gain distributions		17,294	41,463
Net change in unrealized appreciation (depreciation)		(31,125)	10,401

Increase (decrease) in net assets from operations		(20,675)	70,432

Contract owner transactions:
Proceeds from units sold		120,259	166,181
Cost of units redeemed		(299,200)	(292,155)
Account charges		(35)	(59)
Increase (decrease)		(178,976)	(126,033)
Net increase (decrease)		(199,651)	(55,601)
Net assets, beginning		584,824	640,425
Net assets, ending		$385,173	$584,824

Units sold		69,774	96,214
Units redeemed		(173,724)	(171,630)
Net increase (decrease)		(103,950)	(75,416)
Units outstanding, beginning		318,538	393,954
Units outstanding, ending		214,588	318,538

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,402,102
Cost of units redeemed/account charges			(1,252,880)
Net investment income (loss)			(2,780)
Net realized gain (loss)			15,318
Realized gain distributions			227,400
Net change in unrealized appreciation (depreciation)			(3,987)
Net assets			$385,173

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.79	215	$385	1.25%	-2.2%	12/31/2022	$1.82	0	$0	1.00%	-2.0%	12/31/2022	$1.85	0	$0	0.75%	-1.7%
12/31/2021	1.84	319	585	1.25%	12.9%	12/31/2021	1.86	0	0	1.00%	13.2%	12/31/2021	1.88	0	0	0.75%	13.5%
12/31/2020	1.63	394	640	1.25%	11.3%	12/31/2020	1.64	0	0	1.00%	11.6%	12/31/2020	1.66	0	0	0.75%	11.8%
12/31/2019	1.46	463	676	1.25%	21.5%	12/31/2019	1.47	0	0	1.00%	21.8%	12/31/2019	1.48	0	0	0.75%	22.1%
12/31/2018	1.20	493	593	1.25%	-0.1%	12/31/2018	1.21	0	0	1.00%	0.2%	12/31/2018	1.22	0	0	0.75%	0.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.88	0	$0	0.50%	-1.5%	12/31/2022	$1.91	0	$0	0.25%	-1.3%	12/31/2022	$1.94	0	$0	0.00%	-1.0%
12/31/2021	1.91	0	0	0.50%	13.8%	12/31/2021	1.93	0	0	0.25%	14.1%	12/31/2021	1.96	0	0	0.00%	14.4%
12/31/2020	1.68	0	0	0.50%	12.1%	12/31/2020	1.69	0	0	0.25%	12.4%	12/31/2020	1.71	0	0	0.00%	12.7%
12/31/2019	1.49	0	0	0.50%	22.4%	12/31/2019	1.51	0	0	0.25%	22.7%	12/31/2019	1.52	0	0	0.00%	23.0%
12/31/2018	1.22	0	0	0.50%	0.7%	12/31/2018	1.23	0	0	0.25%	1.0%	12/31/2018	1.23	0	0	0.00%	1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.7%
2021	0.8%
2020	0.9%
2019	1.2%
2018	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard High-Yield Corporate Fund Admiral Class - 06-FJR

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,373,982	$4,809,740	848,550
Receivables: investments sold	-
Payables: investments purchased	(2,599)
Net assets	$4,371,383

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,894,454	3,476,673	$1.12
Band 100	-	-	1.14
Band 75	-	-	1.15
Band 50	-	-	1.17
Band 25	-	-	1.19
Band 0	476,929	394,694	1.21
Total	$4,371,383	3,871,367

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$197,335
Mortality & expense charges			(40,684)
Net investment income (loss)			156,651

Gain (loss) on investments:
Net realized gain (loss)			(61,415)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(516,130)
Net gain (loss)			(577,545)

Increase (decrease) in net assets from operations			$(420,894)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$156,651	$119,725
Net realized gain (loss)		(61,415)	27,886
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(516,130)	(46,256)

Increase (decrease) in net assets from operations		(420,894)	101,355

Contract owner transactions:
Proceeds from units sold		2,504,553	1,229,035
Cost of units redeemed		(1,830,406)	(856,929)
Account charges		(4,524)	(4,090)
Increase (decrease)		669,623	368,016
Net increase (decrease)		248,729	469,371
Net assets, beginning		4,122,654	3,653,283
Net assets, ending		$4,371,383	$4,122,654

Units sold		2,380,218	1,161,647
Units redeemed		(1,778,663)	(860,755)
Net increase (decrease)		601,555	300,892
Units outstanding, beginning		3,269,812	2,968,920
Units outstanding, ending		3,871,367	3,269,812

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$10,771,563
Cost of units redeemed/account charges			(6,624,579)
Net investment income (loss)			738,719
Net realized gain (loss)			(78,562)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(435,758)
Net assets			$4,371,383

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.12	3,477	$3,894	1.25%	-10.1%	12/31/2022	$1.14	0	$0	1.00%	-9.9%	12/31/2022	$1.15	0	$0	0.75%	-9.7%
12/31/2021	1.25	2,671	3,328	1.25%	2.5%	12/31/2021	1.26	9	12	1.00%	2.7%	12/31/2021	1.28	0	0	0.75%	3.0%
12/31/2020	1.22	2,293	2,789	1.25%	4.1%	12/31/2020	1.23	0	0	1.00%	4.4%	12/31/2020	1.24	0	0	0.75%	4.6%
12/31/2019	1.17	2,040	2,383	1.25%	14.5%	12/31/2019	1.18	0	0	1.00%	14.8%	12/31/2019	1.19	0	0	0.75%	15.1%
12/31/2018	1.02	1,965	2,005	1.25%	-4.1%	12/31/2018	1.03	0	0	1.00%	-3.8%	12/31/2018	1.03	0	0	0.75%	-3.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.17	0	$0	0.50%	-9.4%	12/31/2022	$1.19	0	$0	0.25%	-9.2%	12/31/2022	$1.21	395	$477	0.00%	-9.0%
12/31/2021	1.29	0	0	0.50%	3.2%	12/31/2021	1.31	0	0	0.25%	3.5%	12/31/2021	1.33	590	783	0.00%	3.8%
12/31/2020	1.25	0	0	0.50%	4.9%	12/31/2020	1.27	0	0	0.25%	5.2%	12/31/2020	1.28	676	864	0.00%	5.4%
12/31/2019	1.20	0	0	0.50%	15.4%	12/31/2019	1.20	0	0	0.25%	15.6%	12/31/2019	1.21	1,003	1,217	0.00%	15.9%
12/31/2018	1.04	0	0	0.50%	-3.4%	12/31/2018	1.04	0	0	0.25%	-3.1%	12/31/2018	1.05	871	912	0.00%	-2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	4.6%
2021	4.0%
2020	5.0%
2019	5.3%
2018	5.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Intermediate-Term Bond Index Fund Admiral Class - 06-FJT

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,659,465	$7,658,714	660,869
Receivables: investments sold	3,027
Payables: investments purchased	-
Net assets	$6,662,492

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,662,492	6,774,805	$0.98
Band 100	-	-	1.00
Band 75	-	-	1.01
Band 50	-	-	1.03
Band 25	-	-	1.04
Band 0	-	-	1.06
Total	$6,662,492	6,774,805

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$142,731
Mortality & expense charges			(79,596)
Net investment income (loss)			63,135

Gain (loss) on investments:
Net realized gain (loss)			(141,379)
Realized gain distributions			1,752
Net change in unrealized appreciation (depreciation)			(920,586)
Net gain (loss)			(1,060,213)

Increase (decrease) in net assets from operations			$(997,078)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$63,135	$34,024
Net realized gain (loss)		(141,379)	16,904
Realized gain distributions		1,752	89,703
Net change in unrealized appreciation (depreciation)		(920,586)	(329,403)

Increase (decrease) in net assets from operations		(997,078)	(188,772)

Contract owner transactions:
Proceeds from units sold		2,720,416	3,854,662
Cost of units redeemed		(1,720,079)	(2,076,497)
Account charges		(6,170)	(5,780)
Increase (decrease)		994,167	1,772,385
Net increase (decrease)		(2,911)	1,583,613
Net assets, beginning		6,665,403	5,081,790
Net assets, ending		$6,662,492	$6,665,403

Units sold		4,093,042	4,816,009
Units redeemed		(3,123,488)	(3,277,849)
Net increase (decrease)		969,554	1,538,160
Units outstanding, beginning		5,805,251	4,267,091
Units outstanding, ending		6,774,805	5,805,251

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$15,013,389
Cost of units redeemed/account charges			(7,680,676)
Net investment income (loss)			201,793
Net realized gain (loss)			(276)
Realized gain distributions			127,511
Net change in unrealized appreciation (depreciation)			(999,249)
Net assets			$6,662,492

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.98	6,775	$6,662	1.25%	-14.3%	12/31/2022	$1.00	0	$0	1.00%	-14.1%	12/31/2022	$1.01	0	$0	0.75%	-13.9%
12/31/2021	1.15	5,805	6,665	1.25%	-3.6%	12/31/2021	1.16	0	0	1.00%	-3.3%	12/31/2021	1.18	0	0	0.75%	-3.1%
12/31/2020	1.19	4,267	5,082	1.25%	8.5%	12/31/2020	1.20	0	0	1.00%	8.7%	12/31/2020	1.22	0	0	0.75%	9.0%
12/31/2019	1.10	3,094	3,398	1.25%	8.8%	12/31/2019	1.11	0	0	1.00%	9.1%	12/31/2019	1.12	0	0	0.75%	9.4%
12/31/2018	1.01	1,935	1,953	1.25%	-1.4%	12/31/2018	1.01	0	0	1.00%	-1.2%	12/31/2018	1.02	0	0	0.75%	-0.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.03	0	$0	0.50%	-13.7%	12/31/2022	$1.04	0	$0	0.25%	-13.5%	12/31/2022	$1.06	0	$0	0.00%	-13.3%
12/31/2021	1.19	0	0	0.50%	-2.9%	12/31/2021	1.21	0	0	0.25%	-2.6%	12/31/2021	1.22	0	0	0.00%	-2.4%
12/31/2020	1.23	0	0	0.50%	9.3%	12/31/2020	1.24	0	0	0.25%	9.5%	12/31/2020	1.25	0	0	0.00%	9.8%
12/31/2019	1.12	0	0	0.50%	9.6%	12/31/2019	1.13	0	0	0.25%	9.9%	12/31/2019	1.14	0	0	0.00%	10.2%
12/31/2018	1.02	0	0	0.50%	-0.7%	12/31/2018	1.03	0	0	0.25%	-0.4%	12/31/2018	1.04	0	0	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.1%
2021	1.7%
2020	2.2%
2019	2.7%
2018	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Intermediate-Term Investment-Grade Fund Admiral Class - 06-FJV

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,320,960	$1,431,338	158,222
Receivables: investments sold	-
Payables: investments purchased	(4,295)
Net assets	$1,316,665

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,316,665	1,315,829	$1.00
Band 100	-	-	1.02
Band 75	-	-	1.03
Band 50	-	-	1.05
Band 25	-	-	1.06
Band 0	-	-	1.08
Total	$1,316,665	1,315,829

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$19,579
Mortality & expense charges			(7,998)
Net investment income (loss)			11,581

Gain (loss) on investments:
Net realized gain (loss)			(14,680)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(110,235)
Net gain (loss)			(124,915)

Increase (decrease) in net assets from operations			$(113,334)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11,581	$4,915
Net realized gain (loss)		(14,680)	2,204
Realized gain distributions		-	8,690
Net change in unrealized appreciation (depreciation)		(110,235)	(25,083)

Increase (decrease) in net assets from operations		(113,334)	(9,274)

Contract owner transactions:
Proceeds from units sold		936,919	242,198
Cost of units redeemed		(115,173)	(69,684)
Account charges		(662)	(314)
Increase (decrease)		821,084	172,200
Net increase (decrease)		707,750	162,926
Net assets, beginning		608,915	445,989
Net assets, ending		$1,316,665	$608,915

Units sold		909,542	207,242
Units redeemed		(111,851)	(59,562)
Net increase (decrease)		797,691	147,680
Units outstanding, beginning		518,138	370,458
Units outstanding, ending		1,315,829	518,138

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,835,327
Cost of units redeemed/account charges			(454,483)
Net investment income (loss)			33,691
Net realized gain (loss)			(9,570)
Realized gain distributions			22,078
Net change in unrealized appreciation (depreciation)			(110,378)
Net assets			$1,316,665

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.00	1,316	$1,317	1.25%	-14.9%	12/31/2022	$1.02	0	$0	1.00%	-14.6%	12/31/2022	$1.03	0	$0	0.75%	-14.4%
12/31/2021	1.18	518	609	1.25%	-2.4%	12/31/2021	1.19	0	0	1.00%	-2.1%	12/31/2021	1.21	0	0	0.75%	-1.9%
12/31/2020	1.20	370	446	1.25%	9.1%	12/31/2020	1.22	0	0	1.00%	9.3%	12/31/2020	1.23	0	0	0.75%	9.6%
12/31/2019	1.10	279	308	1.25%	9.1%	12/31/2019	1.11	0	0	1.00%	9.4%	12/31/2019	1.12	0	0	0.75%	9.7%
12/31/2018	1.01	340	344	1.25%	-1.7%	12/31/2018	1.02	0	0	1.00%	-1.5%	12/31/2018	1.02	0	0	0.75%	-1.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.05	0	$0	0.50%	-14.2%	12/31/2022	$1.06	0	$0	0.25%	-14.0%	12/31/2022	$1.08	0	$0	0.00%	-13.8%
12/31/2021	1.22	0	0	0.50%	-1.6%	12/31/2021	1.24	0	0	0.25%	-1.4%	12/31/2021	1.25	0	0	0.00%	-1.2%
12/31/2020	1.24	0	0	0.50%	9.9%	12/31/2020	1.25	0	0	0.25%	10.2%	12/31/2020	1.27	0	0	0.00%	10.4%
12/31/2019	1.13	0	0	0.50%	10.0%	12/31/2019	1.14	0	0	0.25%	10.2%	12/31/2019	1.15	0	0	0.00%	10.5%
12/31/2018	1.03	0	0	0.50%	-1.0%	12/31/2018	1.03	0	0	0.25%	-0.7%	12/31/2018	1.04	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.0%
2021	2.0%
2020	2.5%
2019	3.3%
2018	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Intermediate-Term Treasury Fund Admiral Class - 06-FJW

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,459,149	$1,680,128	146,388
Receivables: investments sold	-
Payables: investments purchased	(3,824)
Net assets	$1,455,325

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,455,325	1,513,333	$0.96
Band 100	-	-	0.98
Band 75	-	-	0.99
Band 50	-	-	1.01
Band 25	-	-	1.02
Band 0	-	-	1.04
Total	$1,455,325	1,513,333

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$30,687
Mortality & expense charges			(19,468)
Net investment income (loss)			11,219

Gain (loss) on investments:
Net realized gain (loss)			(53,673)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(144,809)
Net gain (loss)			(198,482)

Increase (decrease) in net assets from operations			$(187,263)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11,219	$(4,182)
Net realized gain (loss)		(53,673)	(34,833)
Realized gain distributions		-	2,968
Net change in unrealized appreciation (depreciation)		(144,809)	(26,548)

Increase (decrease) in net assets from operations		(187,263)	(62,595)

Contract owner transactions:
Proceeds from units sold		446,871	516,054
Cost of units redeemed		(492,035)	(802,766)
Account charges		(3,611)	(4,097)
Increase (decrease)		(48,775)	(290,809)
Net increase (decrease)		(236,038)	(353,404)
Net assets, beginning		1,691,363	2,044,767
Net assets, ending		$1,455,325	$1,691,363

Units sold		466,951	472,812
Units redeemed		(510,981)	(734,019)
Net increase (decrease)		(44,030)	(261,207)
Units outstanding, beginning		1,557,363	1,818,570
Units outstanding, ending		1,513,333	1,557,363

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$6,769,995
Cost of units redeemed/account charges			(5,322,273)
Net investment income (loss)			28,089
Net realized gain (loss)			124,758
Realized gain distributions			75,735
Net change in unrealized appreciation (depreciation)			(220,979)
Net assets			$1,455,325

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.96	1,513	$1,455	1.25%	-11.5%	12/31/2022	$0.98	0	$0	1.00%	-11.2%	12/31/2022	$0.99	0	$0	0.75%	-11.0%
12/31/2021	1.09	1,557	1,691	1.25%	-3.4%	12/31/2021	1.10	0	0	1.00%	-3.2%	12/31/2021	1.11	0	0	0.75%	-2.9%
12/31/2020	1.12	1,819	2,045	1.25%	7.0%	12/31/2020	1.14	0	0	1.00%	7.2%	12/31/2020	1.15	0	0	0.75%	7.5%
12/31/2019	1.05	2,470	2,596	1.25%	5.1%	12/31/2019	1.06	0	0	1.00%	5.3%	12/31/2019	1.07	0	0	0.75%	5.6%
12/31/2018	1.00	1,064	1,064	1.25%	-0.2%	12/31/2018	1.01	0	0	1.00%	0.1%	12/31/2018	1.01	0	0	0.75%	0.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.01	0	$0	0.50%	-10.8%	12/31/2022	$1.02	0	$0	0.25%	-10.6%	12/31/2022	$1.04	0	$0	0.00%	-10.3%
12/31/2021	1.13	0	0	0.50%	-2.7%	12/31/2021	1.14	0	0	0.25%	-2.4%	12/31/2021	1.16	0	0	0.00%	-2.2%
12/31/2020	1.16	0	0	0.50%	7.8%	12/31/2020	1.17	0	0	0.25%	8.1%	12/31/2020	1.18	0	0	0.00%	8.3%
12/31/2019	1.08	0	0	0.50%	5.9%	12/31/2019	1.08	0	0	0.25%	6.1%	12/31/2019	1.09	0	0	0.00%	6.4%
12/31/2018	1.02	0	0	0.50%	0.6%	12/31/2018	1.02	0	0	0.25%	0.9%	12/31/2018	1.03	0	0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.0%
2021	0.9%
2020	1.6%
2019	1.6%
2018	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard LifeStrategy Conservative Growth Fund Investor Class - 06-FJX

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,266,004	$4,886,487	223,766
Receivables: investments sold	3,469
Payables: investments purchased	-
Net assets	$4,269,473

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,269,473	3,681,056	$1.16
Band 100	-	-	1.18
Band 75	-	-	1.20
Band 50	-	-	1.21
Band 25	-	-	1.23
Band 0	-	-	1.25
Total	$4,269,473	3,681,056

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$83,868
Mortality & expense charges			(53,415)
Net investment income (loss)			30,453

Gain (loss) on investments:
Net realized gain (loss)			(24,443)
Realized gain distributions			30,965
Net change in unrealized appreciation (depreciation)			(791,563)
Net gain (loss)			(785,041)

Increase (decrease) in net assets from operations			$(754,588)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$30,453	$31,248
Net realized gain (loss)		(24,443)	25,276
Realized gain distributions		30,965	95,750
Net change in unrealized appreciation (depreciation)		(791,563)	45,095

Increase (decrease) in net assets from operations		(754,588)	197,369

Contract owner transactions:
Proceeds from units sold		839,557	943,293
Cost of units redeemed		(305,457)	(615,529)
Account charges		(1,717)	(1,682)
Increase (decrease)		532,383	326,082
Net increase (decrease)		(222,205)	523,451
Net assets, beginning		4,491,678	3,968,227
Net assets, ending		$4,269,473	$4,491,678

Units sold		682,714	701,351
Units redeemed		(252,820)	(458,402)
Net increase (decrease)		429,894	242,949
Units outstanding, beginning		3,251,162	3,008,213
Units outstanding, ending		3,681,056	3,251,162

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$11,881,890
Cost of units redeemed/account charges			(7,257,812)
Net investment income (loss)			96,792
Net realized gain (loss)			(22,441)
Realized gain distributions			191,527
Net change in unrealized appreciation (depreciation)			(620,483)
Net assets			$4,269,473

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.16	3,681	$4,269	1.25%	-16.0%	12/31/2022	$1.18	0	$0	1.00%	-15.8%	12/31/2022	$1.20	0	$0	0.75%	-15.6%
12/31/2021	1.38	3,251	4,492	1.25%	4.7%	12/31/2021	1.40	0	0	1.00%	5.0%	12/31/2021	1.42	0	0	0.75%	5.3%
12/31/2020	1.32	3,008	3,968	1.25%	10.1%	12/31/2020	1.33	0	0	1.00%	10.4%	12/31/2020	1.35	0	0	0.75%	10.7%
12/31/2019	1.20	509	609	1.25%	14.2%	12/31/2019	1.21	0	0	1.00%	14.5%	12/31/2019	1.22	0	0	0.75%	14.8%
12/31/2018	1.05	335	351	1.25%	-4.2%	12/31/2018	1.05	0	0	1.00%	-3.9%	12/31/2018	1.06	0	0	0.75%	-3.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.21	0	$0	0.50%	-15.4%	12/31/2022	$1.23	0	$0	0.25%	-15.2%	12/31/2022	$1.25	0	$0	0.00%	-15.0%
12/31/2021	1.44	0	0	0.50%	5.5%	12/31/2021	1.45	0	0	0.25%	5.8%	12/31/2021	1.47	0	0	0.00%	6.0%
12/31/2020	1.36	0	0	0.50%	11.0%	12/31/2020	1.37	0	0	0.25%	11.2%	12/31/2020	1.39	0	0	0.00%	11.5%
12/31/2019	1.23	0	0	0.50%	15.1%	12/31/2019	1.24	0	0	0.25%	15.4%	12/31/2019	1.24	0	0	0.00%	15.7%
12/31/2018	1.06	0	0	0.50%	-3.4%	12/31/2018	1.07	0	0	0.25%	-3.2%	12/31/2018	1.08	0	0	0.00%	-3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.9%
2021	2.0%
2020	1.5%
2019	2.9%
2018	7.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard LifeStrategy Growth Fund Investor Class - 06-FJY

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,141,656	$11,748,017	309,292
Receivables: investments sold	2,166
Payables: investments purchased	-
Net assets	$11,143,822

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,143,822	8,069,047	$1.38
Band 100	-	-	1.40
Band 75	-	-	1.42
Band 50	-	-	1.45
Band 25	-	-	1.47
Band 0	-	-	1.49
Total	$11,143,822	8,069,047

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$233,273
Mortality & expense charges			(145,778)
Net investment income (loss)			87,495

Gain (loss) on investments:
Net realized gain (loss)			(8,212)
Realized gain distributions			13,136
Net change in unrealized appreciation (depreciation)			(2,452,587)
Net gain (loss)			(2,447,663)

Increase (decrease) in net assets from operations			$(2,360,168)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$87,495	$73,127
Net realized gain (loss)		(8,212)	543,201
Realized gain distributions		13,136	203,021
Net change in unrealized appreciation (depreciation)		(2,452,587)	780,126

Increase (decrease) in net assets from operations		(2,360,168)	1,599,475

Contract owner transactions:
Proceeds from units sold		2,384,014	1,765,673
Cost of units redeemed		(1,344,439)	(3,198,541)
Account charges		(6,561)	(6,569)
Increase (decrease)		1,033,014	(1,439,437)
Net increase (decrease)		(1,327,154)	160,038
Net assets, beginning		12,470,976	12,310,938
Net assets, ending		$11,143,822	$12,470,976

Units sold		1,628,316	1,109,146
Units redeemed		(952,960)	(1,958,069)
Net increase (decrease)		675,356	(848,923)
Units outstanding, beginning		7,393,691	8,242,614
Units outstanding, ending		8,069,047	7,393,691

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$25,406,661
Cost of units redeemed/account charges			(14,960,835)
Net investment income (loss)			297,482
Net realized gain (loss)			547,300
Realized gain distributions			459,575
Net change in unrealized appreciation (depreciation)			(606,361)
Net assets			$11,143,822

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.38	8,069	$11,144	1.25%	-18.1%	12/31/2022	$1.40	0	$0	1.00%	-17.9%	12/31/2022	$1.42	0	$0	0.75%	-17.7%
12/31/2021	1.69	7,394	12,471	1.25%	12.9%	12/31/2021	1.71	0	0	1.00%	13.2%	12/31/2021	1.73	0	0	0.75%	13.5%
12/31/2020	1.49	8,243	12,311	1.25%	14.0%	12/31/2020	1.51	0	0	1.00%	14.3%	12/31/2020	1.52	0	0	0.75%	14.6%
12/31/2019	1.31	2,370	3,105	1.25%	21.6%	12/31/2019	1.32	0	0	1.00%	21.9%	12/31/2019	1.33	0	0	0.75%	22.2%
12/31/2018	1.08	1,064	1,147	1.25%	-8.1%	12/31/2018	1.08	0	0	1.00%	-7.8%	12/31/2018	1.09	0	0	0.75%	-7.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.45	0	$0	0.50%	-17.5%	12/31/2022	$1.47	0	$0	0.25%	-17.3%	12/31/2022	$1.49	0	$0	0.00%	-17.1%
12/31/2021	1.75	0	0	0.50%	13.8%	12/31/2021	1.77	0	0	0.25%	14.1%	12/31/2021	1.80	0	0	0.00%	14.4%
12/31/2020	1.54	0	0	0.50%	14.9%	12/31/2020	1.56	0	0	0.25%	15.2%	12/31/2020	1.57	0	0	0.00%	15.5%
12/31/2019	1.34	0	0	0.50%	22.5%	12/31/2019	1.35	0	0	0.25%	22.8%	12/31/2019	1.36	0	0	0.00%	23.1%
12/31/2018	1.09	0	0	0.50%	-7.4%	12/31/2018	1.10	0	0	0.25%	-7.1%	12/31/2018	1.11	0	0	0.00%	-6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.0%
2021	1.9%
2020	1.9%
2019	2.6%
2018	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard LifeStrategy Income Fund Investor Class - 06-FKC

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$611,581	$711,749	42,771
Receivables: investments sold	484
Payables: investments purchased	-
Net assets	$612,065

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$612,065	580,883	$1.05
Band 100	-	-	1.07
Band 75	-	-	1.09
Band 50	-	-	1.10
Band 25	-	-	1.12
Band 0	-	-	1.14
Total	$612,065	580,883

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$11,781
Mortality & expense charges			(7,582)
Net investment income (loss)			4,199

Gain (loss) on investments:
Net realized gain (loss)			(2,208)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(102,349)
Net gain (loss)			(104,557)

Increase (decrease) in net assets from operations			$(100,358)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,199	$5,036
Net realized gain (loss)		(2,208)	633
Realized gain distributions		-	11,753
Net change in unrealized appreciation (depreciation)		(102,349)	(13,311)

Increase (decrease) in net assets from operations		(100,358)	4,111

Contract owner transactions:
Proceeds from units sold		84,373	52,792
Cost of units redeemed		(18,478)	(8,389)
Account charges		(216)	(217)
Increase (decrease)		65,679	44,186
Net increase (decrease)		(34,679)	48,297
Net assets, beginning		646,744	598,447
Net assets, ending		$612,065	$646,744

Units sold		76,182	42,812
Units redeemed		(17,009)	(7,033)
Net increase (decrease)		59,173	35,779
Units outstanding, beginning		521,710	485,931
Units outstanding, ending		580,883	521,710

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,291,787
Cost of units redeemed/account charges			(603,832)
Net investment income (loss)			11,232
Net realized gain (loss)			(1,311)
Realized gain distributions			14,357
Net change in unrealized appreciation (depreciation)			(100,168)
Net assets			$612,065

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.05	581	$612	1.25%	-15.0%	12/31/2022	$1.07	0	$0	1.00%	-14.8%	12/31/2022	$1.09	0	$0	0.75%	-14.6%
12/31/2021	1.24	522	647	1.25%	0.7%	12/31/2021	1.26	0	0	1.00%	0.9%	12/31/2021	1.27	0	0	0.75%	1.2%
12/31/2020	1.23	486	598	1.25%	7.8%	12/31/2020	1.24	0	0	1.00%	8.0%	12/31/2020	1.26	0	0	0.75%	8.3%
12/31/2019	1.14	8	9	1.25%	10.7%	12/31/2019	1.15	0	0	1.00%	10.9%	12/31/2019	1.16	0	0	0.75%	11.2%
12/31/2018	1.03	6	6	1.25%	-2.3%	12/31/2018	1.04	0	0	1.00%	-2.0%	12/31/2018	1.04	0	0	0.75%	-1.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.10	0	$0	0.50%	-14.4%	12/31/2022	$1.12	0	$0	0.25%	-14.1%	12/31/2022	$1.14	0	$0	0.00%	-13.9%
12/31/2021	1.29	0	0	0.50%	1.4%	12/31/2021	1.30	0	0	0.25%	1.7%	12/31/2021	1.32	0	0	0.00%	1.9%
12/31/2020	1.27	0	0	0.50%	8.6%	12/31/2020	1.28	0	0	0.25%	8.9%	12/31/2020	1.30	0	0	0.00%	9.1%
12/31/2019	1.17	0	0	0.50%	11.5%	12/31/2019	1.18	0	0	0.25%	11.8%	12/31/2019	1.19	0	0	0.00%	12.0%
12/31/2018	1.05	0	0	0.50%	-1.5%	12/31/2018	1.05	0	0	0.25%	-1.3%	12/31/2018	1.06	0	0	0.00%	-1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.9%
2021	2.0%
2020	1.0%
2019	3.0%
2018	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard LifeStrategy Moderate Growth Fund Investor Class - 06-FKF

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,645,357	$11,544,949	388,370
Receivables: investments sold	11,535
Payables: investments purchased	-
Net assets	$10,656,892

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,656,892	8,403,018	$1.27
Band 100	-	-	1.29
Band 75	-	-	1.31
Band 50	-	-	1.33
Band 25	-	-	1.35
Band 0	-	-	1.37
Total	$10,656,892	8,403,018

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$244,432
Mortality & expense charges			(172,322)
Net investment income (loss)			72,110

Gain (loss) on investments:
Net realized gain (loss)			(172,176)
Realized gain distributions			59,451
Net change in unrealized appreciation (depreciation)			(2,683,937)
Net gain (loss)			(2,796,662)

Increase (decrease) in net assets from operations			$(2,724,552)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$72,110	$105,040
Net realized gain (loss)		(172,176)	163,584
Realized gain distributions		59,451	302,186
Net change in unrealized appreciation (depreciation)		(2,683,937)	638,903

Increase (decrease) in net assets from operations		(2,724,552)	1,209,713

Contract owner transactions:
Proceeds from units sold		1,896,479	3,139,645
Cost of units redeemed		(4,529,751)	(1,697,855)
Account charges		(16,755)	(21,053)
Increase (decrease)		(2,650,027)	1,420,737
Net increase (decrease)		(5,374,579)	2,630,450
Net assets, beginning		16,031,471	13,401,021
Net assets, ending		$10,656,892	$16,031,471

Units sold		1,464,193	2,225,560
Units redeemed		(3,548,123)	(1,268,498)
Net increase (decrease)		(2,083,930)	957,062
Units outstanding, beginning		10,486,948	9,529,886
Units outstanding, ending		8,403,018	10,486,948

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$27,546,996
Cost of units redeemed/account charges			(17,127,678)
Net investment income (loss)			406,595
Net realized gain (loss)			73,390
Realized gain distributions			657,181
Net change in unrealized appreciation (depreciation)			(899,592)
Net assets			$10,656,892

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.27	8,403	$10,657	1.25%	-17.0%	12/31/2022	$1.29	0	$0	1.00%	-16.8%	12/31/2022	$1.31	0	$0	0.75%	-16.6%
12/31/2021	1.53	10,487	16,031	1.25%	8.7%	12/31/2021	1.55	0	0	1.00%	9.0%	12/31/2021	1.57	0	0	0.75%	9.3%
12/31/2020	1.41	9,530	13,401	1.25%	12.2%	12/31/2020	1.42	0	0	1.00%	12.5%	12/31/2020	1.44	0	0	0.75%	12.7%
12/31/2019	1.25	5,351	6,707	1.25%	17.9%	12/31/2019	1.26	0	0	1.00%	18.2%	12/31/2019	1.27	0	0	0.75%	18.5%
12/31/2018	1.06	3,910	4,158	1.25%	-6.1%	12/31/2018	1.07	0	0	1.00%	-5.9%	12/31/2018	1.07	0	0	0.75%	-5.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.33	0	$0	0.50%	-16.4%	12/31/2022	$1.35	0	$0	0.25%	-16.2%	12/31/2022	$1.37	0	$0	0.00%	-16.0%
12/31/2021	1.59	0	0	0.50%	9.5%	12/31/2021	1.61	0	0	0.25%	9.8%	12/31/2021	1.63	0	0	0.00%	10.1%
12/31/2020	1.45	0	0	0.50%	13.0%	12/31/2020	1.46	0	0	0.25%	13.3%	12/31/2020	1.48	0	0	0.00%	13.6%
12/31/2019	1.28	0	0	0.50%	18.8%	12/31/2019	1.29	0	0	0.25%	19.1%	12/31/2019	1.30	0	0	0.00%	19.4%
12/31/2018	1.08	0	0	0.50%	-5.4%	12/31/2018	1.09	0	0	0.25%	-5.1%	12/31/2018	1.09	0	0	0.00%	-4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.8%
2021	2.0%
2020	1.8%
2019	2.7%
2018	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Materials Index Fund Admiral Class - 06-FKG

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$109,907	$119,287	1,245
Receivables: investments sold	-
Payables: investments purchased	(1,893)
Net assets	$108,014

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$108,014	71,273	$1.52
Band 100	-	-	1.54
Band 75	-	-	1.56
Band 50	-	-	1.59
Band 25	-	-	1.61
Band 0	-	-	1.63
Total	$108,014	71,273

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,964
Mortality & expense charges			(1,193)
Net investment income (loss)			771

Gain (loss) on investments:
Net realized gain (loss)			4,084
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(20,902)
Net gain (loss)			(16,818)

Increase (decrease) in net assets from operations			$(16,047)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$771	$238
Net realized gain (loss)		4,084	1,211
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(20,902)	7,578

Increase (decrease) in net assets from operations		(16,047)	9,027

Contract owner transactions:
Proceeds from units sold		97,017	42,295
Cost of units redeemed		(43,115)	(4,621)
Account charges		(17)	(11)
Increase (decrease)		53,885	37,663
Net increase (decrease)		37,838	46,690
Net assets, beginning		70,176	23,486
Net assets, ending		$108,014	$70,176

Units sold		57,930	26,350
Units redeemed		(27,013)	(2,974)
Net increase (decrease)		30,917	23,376
Units outstanding, beginning		40,356	16,980
Units outstanding, ending		71,273	40,356

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$174,760
Cost of units redeemed/account charges			(64,748)
Net investment income (loss)			1,214
Net realized gain (loss)			6,168
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(9,380)
Net assets			$108,014

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.52	71	$108	1.25%	-12.8%	12/31/2022	$1.54	0	$0	1.00%	-12.6%	12/31/2022	$1.56	0	$0	0.75%	-12.4%
12/31/2021	1.74	40	70	1.25%	25.7%	12/31/2021	1.76	0	0	1.00%	26.0%	12/31/2021	1.78	0	0	0.75%	26.4%
12/31/2020	1.38	17	23	1.25%	18.0%	12/31/2020	1.40	0	0	1.00%	18.3%	12/31/2020	1.41	0	0	0.75%	18.5%
12/31/2019	1.17	8	10	1.25%	22.0%	12/31/2019	1.18	0	0	1.00%	22.4%	12/31/2019	1.19	0	0	0.75%	22.7%
12/31/2018	0.96	4	4	1.25%	-18.4%	12/31/2018	0.97	0	0	1.00%	-18.2%	12/31/2018	0.97	0	0	0.75%	-18.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.59	0	$0	0.50%	-12.2%	12/31/2022	$1.61	0	$0	0.25%	-12.0%	12/31/2022	$1.63	0	$0	0.00%	-11.8%
12/31/2021	1.81	0	0	0.50%	26.7%	12/31/2021	1.83	0	0	0.25%	27.0%	12/31/2021	1.85	0	0	0.00%	27.3%
12/31/2020	1.43	0	0	0.50%	18.8%	12/31/2020	1.44	0	0	0.25%	19.1%	12/31/2020	1.46	0	0	0.00%	19.4%
12/31/2019	1.20	0	0	0.50%	23.0%	12/31/2019	1.21	0	0	0.25%	23.3%	12/31/2019	1.22	0	0	0.00%	23.6%
12/31/2018	0.98	0	0	0.50%	-17.8%	12/31/2018	0.98	0	0	0.25%	-17.6%	12/31/2018	0.99	0	0	0.00%	-17.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.2%
2021	1.8%
2020	1.8%
2019	2.1%
2018	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Mid-Cap Growth Fund Investor Class - 06-FKH

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,656,069	$3,598,251	142,108
Receivables: investments sold	16,991
Payables: investments purchased	-
Net assets	$2,673,060

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,673,060	1,847,669	$1.45
Band 100	-	-	1.47
Band 75	-	-	1.49
Band 50	-	-	1.51
Band 25	-	-	1.54
Band 0	-	-	1.56
Total	$2,673,060	1,847,669

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$5,482
Mortality & expense charges			(30,848)
Net investment income (loss)			(25,366)

Gain (loss) on investments:
Net realized gain (loss)			(182,230)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(814,997)
Net gain (loss)			(997,227)

Increase (decrease) in net assets from operations			$(1,022,593)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(25,366)	$(43,817)
Net realized gain (loss)		(182,230)	634,814
Realized gain distributions		-	822,629
Net change in unrealized appreciation (depreciation)		(814,997)	(1,041,574)

Increase (decrease) in net assets from operations		(1,022,593)	372,052

Contract owner transactions:
Proceeds from units sold		840,524	720,435
Cost of units redeemed		(424,290)	(2,660,363)
Account charges		(1,863)	(2,790)
Increase (decrease)		414,371	(1,942,718)
Net increase (decrease)		(608,222)	(1,570,666)
Net assets, beginning		3,281,282	4,851,948
Net assets, ending		$2,673,060	$3,281,282

Units sold		573,287	362,930
Units redeemed		(290,778)	(1,306,675)
Net increase (decrease)		282,509	(943,745)
Units outstanding, beginning		1,565,160	2,508,905
Units outstanding, ending		1,847,669	1,565,160

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$19,308,061
Cost of units redeemed/account charges			(19,277,338)
Net investment income (loss)			(288,693)
Net realized gain (loss)			1,050,267
Realized gain distributions			2,822,945
Net change in unrealized appreciation (depreciation)			(942,182)
Net assets			$2,673,060

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.45	1,848	$2,673	1.25%	-31.0%	12/31/2022	$1.47	0	$0	1.00%	-30.8%	12/31/2022	$1.49	0	$0	0.75%	-30.6%
12/31/2021	2.10	1,565	3,281	1.25%	8.4%	12/31/2021	2.12	0	0	1.00%	8.7%	12/31/2021	2.15	0	0	0.75%	8.9%
12/31/2020	1.93	2,509	4,852	1.25%	31.8%	12/31/2020	1.95	0	0	1.00%	32.1%	12/31/2020	1.97	0	0	0.75%	32.4%
12/31/2019	1.47	4,769	7,000	1.25%	30.4%	12/31/2019	1.48	0	0	1.00%	30.8%	12/31/2019	1.49	0	0	0.75%	31.1%
12/31/2018	1.13	6,503	7,318	1.25%	-4.5%	12/31/2018	1.13	0	0	1.00%	-4.3%	12/31/2018	1.14	0	0	0.75%	-4.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.51	0	$0	0.50%	-30.5%	12/31/2022	$1.54	0	$0	0.25%	-30.3%	12/31/2022	$1.56	0	$0	0.00%	-30.1%
12/31/2021	2.18	0	0	0.50%	9.2%	12/31/2021	2.21	0	0	0.25%	9.5%	12/31/2021	2.23	0	0	0.00%	9.8%
12/31/2020	1.99	0	0	0.50%	32.7%	12/31/2020	2.01	0	0	0.25%	33.1%	12/31/2020	2.03	0	0	0.00%	33.4%
12/31/2019	1.50	0	0	0.50%	31.4%	12/31/2019	1.51	0	0	0.25%	31.7%	12/31/2019	1.53	0	0	0.00%	32.1%
12/31/2018	1.14	0	0	0.50%	-3.8%	12/31/2018	1.15	0	0	0.25%	-3.5%	12/31/2018	1.15	0	0	0.00%	-3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.2%
2021	0.0%
2020	0.1%
2019	0.2%
2018	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Mid-Cap Index Fund Admiral Class - 06-FKJ

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$46,778,017	$41,380,178	185,571
Receivables: investments sold	73,345
Payables: investments purchased	-
Net assets	$46,851,362

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$41,244,831	26,786,706	$1.54
Band 100	-	-	1.56
Band 75	-	-	1.59
Band 50	-	-	1.61
Band 25	-	-	1.64
Band 0	5,606,531	3,375,594	1.66
Total	$46,851,362	30,162,300

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$735,286
Mortality & expense charges			(530,598)
Net investment income (loss)			204,688

Gain (loss) on investments:
Net realized gain (loss)			1,365,872
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(12,716,227)
Net gain (loss)			(11,350,355)

Increase (decrease) in net assets from operations			$(11,145,667)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$204,688	$52,721
Net realized gain (loss)		1,365,872	5,190,151
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(12,716,227)	6,023,665

Increase (decrease) in net assets from operations		(11,145,667)	11,266,537

Contract owner transactions:
Proceeds from units sold		12,116,724	13,387,725
Cost of units redeemed		(10,578,521)	(19,145,880)
Account charges		(54,807)	(63,360)
Increase (decrease)		1,483,396	(5,821,515)
Net increase (decrease)		(9,662,271)	5,445,022
Net assets, beginning		56,513,633	51,068,611
Net assets, ending		$46,851,362	$56,513,633

Units sold		8,493,574	9,107,862
Units redeemed		(7,557,646)	(12,405,152)
Net increase (decrease)		935,928	(3,297,290)
Units outstanding, beginning		29,226,372	32,523,662
Units outstanding, ending		30,162,300	29,226,372

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$91,106,420
Cost of units redeemed/account charges			(58,370,641)
Net investment income (loss)			984,547
Net realized gain (loss)			7,733,197
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			5,397,839
Net assets			$46,851,362

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.54	26,787	$41,245	1.25%	-19.7%	12/31/2022	$1.56	0	$0	1.00%	-19.5%	12/31/2022	$1.59	0	$0	0.75%	-19.3%
12/31/2021	1.92	25,540	48,981	1.25%	23.0%	12/31/2021	1.94	0	0	1.00%	23.3%	12/31/2021	1.97	0	0	0.75%	23.6%
12/31/2020	1.56	28,313	44,159	1.25%	16.8%	12/31/2020	1.58	0	0	1.00%	17.1%	12/31/2020	1.59	0	0	0.75%	17.4%
12/31/2019	1.34	24,235	32,370	1.25%	29.4%	12/31/2019	1.35	0	0	1.00%	29.7%	12/31/2019	1.36	0	0	0.75%	30.1%
12/31/2018	1.03	14,522	14,989	1.25%	-10.4%	12/31/2018	1.04	0	0	1.00%	-10.1%	12/31/2018	1.04	0	0	0.75%	-9.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.61	0	$0	0.50%	-19.1%	12/31/2022	$1.64	0	$0	0.25%	-18.9%	12/31/2022	$1.66	3,376	$5,607	0.00%	-18.7%
12/31/2021	1.99	0	0	0.50%	23.9%	12/31/2021	2.02	0	0	0.25%	24.2%	12/31/2021	2.04	3,687	7,533	0.00%	24.5%
12/31/2020	1.61	0	0	0.50%	17.7%	12/31/2020	1.62	0	0	0.25%	17.9%	12/31/2020	1.64	4,211	6,909	0.00%	18.2%
12/31/2019	1.37	0	0	0.50%	30.4%	12/31/2019	1.38	0	0	0.25%	30.7%	12/31/2019	1.39	4,797	6,657	0.00%	31.0%
12/31/2018	1.05	0	0	0.50%	-9.7%	12/31/2018	1.05	0	0	0.25%	-9.5%	12/31/2018	1.06	4,948	5,240	0.00%	-9.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.4%
2021	1.2%
2020	1.6%
2019	1.7%
2018	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard REIT Index Fund Admiral Class - 06-FKK

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,100,875	$5,742,209	43,927
Receivables: investments sold	32,898
Payables: investments purchased	-
Net assets	$5,133,773

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,133,773	4,358,734	$1.18
Band 100	-	-	1.20
Band 75	-	-	1.21
Band 50	-	-	1.23
Band 25	-	-	1.25
Band 0	-	-	1.27
Total	$5,133,773	4,358,734

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$187,265
Mortality & expense charges			(66,555)
Net investment income (loss)			120,710

Gain (loss) on investments:
Net realized gain (loss)			12,396
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,824,745)
Net gain (loss)			(1,812,349)

Increase (decrease) in net assets from operations			$(1,691,639)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$120,710	$75,337
Net realized gain (loss)		12,396	50,676
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(1,824,745)	1,251,033

Increase (decrease) in net assets from operations		(1,691,639)	1,377,046

Contract owner transactions:
Proceeds from units sold		2,136,753	1,485,743
Cost of units redeemed		(856,329)	(720,409)
Account charges		(6,859)	(4,521)
Increase (decrease)		1,273,565	760,813
Net increase (decrease)		(418,074)	2,137,859
Net assets, beginning		5,551,847	3,413,988
Net assets, ending		$5,133,773	$5,551,847

Units sold		1,617,957	1,060,204
Units redeemed		(694,598)	(553,928)
Net increase (decrease)		923,359	506,276
Units outstanding, beginning		3,435,375	2,929,099
Units outstanding, ending		4,358,734	3,435,375

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$10,679,430
Cost of units redeemed/account charges			(5,398,996)
Net investment income (loss)			422,860
Net realized gain (loss)			71,813
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(641,334)
Net assets			$5,133,773

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.18	4,359	$5,134	1.25%	-27.1%	12/31/2022	$1.20	0	$0	1.00%	-26.9%	12/31/2022	$1.21	0	$0	0.75%	-26.8%
12/31/2021	1.62	3,435	5,552	1.25%	38.7%	12/31/2021	1.64	0	0	1.00%	39.0%	12/31/2021	1.66	0	0	0.75%	39.3%
12/31/2020	1.17	2,929	3,414	1.25%	-5.8%	12/31/2020	1.18	0	0	1.00%	-5.6%	12/31/2020	1.19	0	0	0.75%	-5.4%
12/31/2019	1.24	3,498	4,330	1.25%	27.3%	12/31/2019	1.25	0	0	1.00%	27.7%	12/31/2019	1.26	0	0	0.75%	28.0%
12/31/2018	0.97	1,715	1,667	1.25%	-7.1%	12/31/2018	0.98	0	0	1.00%	-6.9%	12/31/2018	0.98	0	0	0.75%	-6.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.23	0	$0	0.50%	-26.6%	12/31/2022	$1.25	0	$0	0.25%	-26.4%	12/31/2022	$1.27	0	$0	0.00%	-26.2%
12/31/2021	1.68	0	0	0.50%	39.7%	12/31/2021	1.70	0	0	0.25%	40.0%	12/31/2021	1.72	0	0	0.00%	40.4%
12/31/2020	1.20	0	0	0.50%	-5.1%	12/31/2020	1.21	0	0	0.25%	-4.9%	12/31/2020	1.23	0	0	0.00%	-4.7%
12/31/2019	1.27	0	0	0.50%	28.3%	12/31/2019	1.28	0	0	0.25%	28.6%	12/31/2019	1.29	0	0	0.00%	28.9%
12/31/2018	0.99	0	0	0.50%	-6.4%	12/31/2018	0.99	0	0	0.25%	-6.2%	12/31/2018	1.00	0	0	0.00%	-5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.5%
2021	2.9%
2020	3.6%
2019	3.5%
2018	4.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Selected Value Fund Investor Class - 06-FKM

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,558,048	$2,856,353	101,775
Receivables: investments sold	-
Payables: investments purchased	(15,699)
Net assets	$2,542,349

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,383,422	1,684,798	$1.41
Band 100	-	-	1.44
Band 75	158,927	108,988	1.46
Band 50	-	-	1.48
Band 25	-	-	1.50
Band 0	-	-	1.53
Total	$2,542,349	1,793,786

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$39,920
Mortality & expense charges			(30,855)
Net investment income (loss)			9,065

Gain (loss) on investments:
Net realized gain (loss)			(156)
Realized gain distributions			259,545
Net change in unrealized appreciation (depreciation)			(522,786)
Net gain (loss)			(263,397)

Increase (decrease) in net assets from operations			$(254,332)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,065	$(6,100)
Net realized gain (loss)		(156)	374,402
Realized gain distributions		259,545	160,825
Net change in unrealized appreciation (depreciation)		(522,786)	161,287

Increase (decrease) in net assets from operations		(254,332)	690,414

Contract owner transactions:
Proceeds from units sold		701,882	1,251,724
Cost of units redeemed		(524,331)	(2,782,118)
Account charges		(2,786)	(3,555)
Increase (decrease)		174,765	(1,533,949)
Net increase (decrease)		(79,567)	(843,535)
Net assets, beginning		2,621,916	3,465,451
Net assets, ending		$2,542,349	$2,621,916

Units sold		490,423	851,260
Units redeemed		(388,154)	(1,982,845)
Net increase (decrease)		102,269	(1,131,585)
Units outstanding, beginning		1,691,517	2,823,102
Units outstanding, ending		1,793,786	1,691,517

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$14,457,460
Cost of units redeemed/account charges			(12,794,989)
Net investment income (loss)			90,535
Net realized gain (loss)			(562,519)
Realized gain distributions			1,650,167
Net change in unrealized appreciation (depreciation)			(298,305)
Net assets			$2,542,349

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.41	1,685	$2,383	1.25%	-8.6%	12/31/2022	$1.44	0	$0	1.00%	-8.4%	12/31/2022	$1.46	109	$159	0.75%	-8.1%
12/31/2021	1.55	1,589	2,460	1.25%	26.2%	12/31/2021	1.57	0	0	1.00%	26.5%	12/31/2021	1.59	102	162	0.75%	26.8%
12/31/2020	1.23	2,727	3,345	1.25%	4.5%	12/31/2020	1.24	0	0	1.00%	4.8%	12/31/2020	1.25	96	120	0.75%	5.1%
12/31/2019	1.17	4,492	5,271	1.25%	27.9%	12/31/2019	1.18	0	0	1.00%	28.2%	12/31/2019	1.19	182	216	0.75%	28.6%
12/31/2018	0.92	6,142	5,634	1.25%	-20.7%	12/31/2018	0.92	0	0	1.00%	-20.5%	12/31/2018	0.93	168	156	0.75%	-20.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.48	0	$0	0.50%	-7.9%	12/31/2022	$1.50	0	$0	0.25%	-7.7%	12/31/2022	$1.53	0	$0	0.00%	-7.4%
12/31/2021	1.61	0	0	0.50%	27.1%	12/31/2021	1.63	0	0	0.25%	27.4%	12/31/2021	1.65	0	0	0.00%	27.8%
12/31/2020	1.26	0	0	0.50%	5.3%	12/31/2020	1.28	0	0	0.25%	5.6%	12/31/2020	1.29	0	0	0.00%	5.8%
12/31/2019	1.20	0	0	0.50%	28.9%	12/31/2019	1.21	0	0	0.25%	29.2%	12/31/2019	1.22	0	0	0.00%	29.5%
12/31/2018	0.93	0	0	0.50%	-20.1%	12/31/2018	0.94	0	0	0.25%	-19.9%	12/31/2018	0.94	0	0	0.00%	-19.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.5%
2021	1.0%
2020	1.0%
2019	1.6%
2018	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Small-Cap Value Index Fund Admiral Class - 06-FKN

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,740,450	$4,552,686	69,385
Receivables: investments sold	-
Payables: investments purchased	(4,893)
Net assets	$4,735,557

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,735,557	3,513,475	$1.35
Band 100	-	-	1.37
Band 75	-	-	1.39
Band 50	-	-	1.41
Band 25	-	-	1.43
Band 0	-	-	1.45
Total	$4,735,557	3,513,475

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$79,534
Mortality & expense charges			(46,289)
Net investment income (loss)			33,245

Gain (loss) on investments:
Net realized gain (loss)			72,618
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(549,525)
Net gain (loss)			(476,907)

Increase (decrease) in net assets from operations			$(443,662)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$33,245	$20,981
Net realized gain (loss)		72,618	152,026
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(549,525)	421,602

Increase (decrease) in net assets from operations		(443,662)	594,609

Contract owner transactions:
Proceeds from units sold		2,273,345	1,857,532
Cost of units redeemed		(918,035)	(1,009,815)
Account charges		(3,459)	(2,384)
Increase (decrease)		1,351,851	845,333
Net increase (decrease)		908,189	1,439,942
Net assets, beginning		3,827,368	2,387,426
Net assets, ending		$4,735,557	$3,827,368

Units sold		1,774,697	1,299,511
Units redeemed		(804,501)	(763,178)
Net increase (decrease)		970,196	536,333
Units outstanding, beginning		2,543,279	2,006,946
Units outstanding, ending		3,513,475	2,543,279

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$10,268,723
Cost of units redeemed/account charges			(6,068,578)
Net investment income (loss)			111,087
Net realized gain (loss)			236,561
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			187,764
Net assets			$4,735,557

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.35	3,513	$4,736	1.25%	-10.4%	12/31/2022	$1.37	0	$0	1.00%	-10.2%	12/31/2022	$1.39	0	$0	0.75%	-10.0%
12/31/2021	1.50	2,537	3,818	1.25%	26.5%	12/31/2021	1.52	6	9	1.00%	26.8%	12/31/2021	1.54	0	0	0.75%	27.1%
12/31/2020	1.19	2,006	2,386	1.25%	4.5%	12/31/2020	1.20	1	1	1.00%	4.8%	12/31/2020	1.21	0	0	0.75%	5.1%
12/31/2019	1.14	2,268	2,581	1.25%	21.2%	12/31/2019	1.15	0	0	1.00%	21.5%	12/31/2019	1.16	0	0	0.75%	21.8%
12/31/2018	0.94	2,084	1,956	1.25%	-13.3%	12/31/2018	0.94	0	0	1.00%	-13.1%	12/31/2018	0.95	0	0	0.75%	-12.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.41	0	$0	0.50%	-9.8%	12/31/2022	$1.43	0	$0	0.25%	-9.5%	12/31/2022	$1.45	0	$0	0.00%	-9.3%
12/31/2021	1.56	0	0	0.50%	27.5%	12/31/2021	1.58	0	0	0.25%	27.8%	12/31/2021	1.60	0	0	0.00%	28.1%
12/31/2020	1.23	0	0	0.50%	5.3%	12/31/2020	1.24	0	0	0.25%	5.6%	12/31/2020	1.25	0	0	0.00%	5.8%
12/31/2019	1.16	0	0	0.50%	22.2%	12/31/2019	1.17	0	0	0.25%	22.5%	12/31/2019	1.18	0	0	0.00%	22.8%
12/31/2018	0.95	0	0	0.50%	-12.7%	12/31/2018	0.96	0	0	0.25%	-12.4%	12/31/2018	0.96	0	0	0.00%	-12.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.9%
2021	1.9%
2020	1.8%
2019	2.3%
2018	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Small-Cap Growth Index Fund Admiral Class - 06-FKP

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,131,542	$6,832,368	101,944
Receivables: investments sold	56,576
Payables: investments purchased	-
Net assets	$7,188,118

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,188,118	5,100,275	$1.41
Band 100	-	-	1.43
Band 75	-	-	1.45
Band 50	-	-	1.47
Band 25	-	-	1.50
Band 0	-	-	1.52
Total	$7,188,118	5,100,275

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$37,702
Mortality & expense charges			(93,005)
Net investment income (loss)			(55,303)

Gain (loss) on investments:
Net realized gain (loss)			170,962
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(2,952,396)
Net gain (loss)			(2,781,434)

Increase (decrease) in net assets from operations			$(2,836,737)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(55,303)	$(101,511)
Net realized gain (loss)		170,962	1,442,246
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(2,952,396)	(779,605)

Increase (decrease) in net assets from operations		(2,836,737)	561,130

Contract owner transactions:
Proceeds from units sold		1,630,882	1,949,577
Cost of units redeemed		(1,324,999)	(3,798,278)
Account charges		(4,640)	(4,629)
Increase (decrease)		301,243	(1,853,330)
Net increase (decrease)		(2,535,494)	(1,292,200)
Net assets, beginning		9,723,612	11,015,812
Net assets, ending		$7,188,118	$9,723,612

Units sold		1,324,816	967,913
Units redeemed		(1,103,521)	(1,858,775)
Net increase (decrease)		221,295	(890,862)
Units outstanding, beginning		4,878,980	5,769,842
Units outstanding, ending		5,100,275	4,878,980

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$22,104,845
Cost of units redeemed/account charges			(17,661,154)
Net investment income (loss)			(334,656)
Net realized gain (loss)			2,779,909
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			299,174
Net assets			$7,188,118

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.41	5,100	$7,188	1.25%	-29.3%	12/31/2022	$1.43	0	$0	1.00%	-29.1%	12/31/2022	$1.45	0	$0	0.75%	-28.9%
12/31/2021	1.99	4,875	9,716	1.25%	4.4%	12/31/2021	2.02	4	8	1.00%	4.6%	12/31/2021	2.04	0	0	0.75%	4.9%
12/31/2020	1.91	5,770	11,016	1.25%	33.6%	12/31/2020	1.93	0	0	1.00%	33.9%	12/31/2020	1.95	0	0	0.75%	34.3%
12/31/2019	1.43	7,263	10,379	1.25%	31.1%	12/31/2019	1.44	0	0	1.00%	31.4%	12/31/2019	1.45	0	0	0.75%	31.8%
12/31/2018	1.09	7,760	8,457	1.25%	-6.9%	12/31/2018	1.10	0	0	1.00%	-6.6%	12/31/2018	1.10	0	0	0.75%	-6.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.47	0	$0	0.50%	-28.7%	12/31/2022	$1.50	0	$0	0.25%	-28.6%	12/31/2022	$1.52	0	$0	0.00%	-28.4%
12/31/2021	2.07	0	0	0.50%	5.2%	12/31/2021	2.10	0	0	0.25%	5.4%	12/31/2021	2.12	0	0	0.00%	5.7%
12/31/2020	1.97	0	0	0.50%	34.6%	12/31/2020	1.99	0	0	0.25%	34.9%	12/31/2020	2.01	0	0	0.00%	35.3%
12/31/2019	1.46	0	0	0.50%	32.1%	12/31/2019	1.47	0	0	0.25%	32.4%	12/31/2019	1.48	0	0	0.00%	32.8%
12/31/2018	1.11	0	0	0.50%	-6.2%	12/31/2018	1.11	0	0	0.25%	-5.9%	12/31/2018	1.12	0	0	0.00%	-5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.4%
2021	0.4%
2020	0.5%
2019	0.6%
2018	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Small-Cap Index Fund Admiral Class - 06-FKR

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$33,267,388	$31,971,407	379,634
Receivables: investments sold	117,633
Payables: investments purchased	-
Net assets	$33,385,021

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$31,475,111	22,388,431	$1.41
Band 100	-	-	1.43
Band 75	-	-	1.45
Band 50	-	-	1.47
Band 25	-	-	1.49
Band 0	1,909,910	1,259,412	1.52
Total	$33,385,021	23,647,843

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$483,206
Mortality & expense charges			(378,782)
Net investment income (loss)			104,424

Gain (loss) on investments:
Net realized gain (loss)			552,481
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(7,632,999)
Net gain (loss)			(7,080,518)

Increase (decrease) in net assets from operations			$(6,976,094)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$104,424	$40,974
Net realized gain (loss)		552,481	1,767,653
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(7,632,999)	2,919,287

Increase (decrease) in net assets from operations		(6,976,094)	4,727,914

Contract owner transactions:
Proceeds from units sold		12,400,964	12,727,106
Cost of units redeemed		(8,631,840)	(8,087,806)
Account charges		(34,833)	(40,231)
Increase (decrease)		3,734,291	4,599,069
Net increase (decrease)		(3,241,803)	9,326,983
Net assets, beginning		36,626,824	27,299,841
Net assets, ending		$33,385,021	$36,626,824

Units sold		10,645,323	8,083,433
Units redeemed		(8,105,499)	(5,286,007)
Net increase (decrease)		2,539,824	2,797,426
Units outstanding, beginning		21,108,019	18,310,593
Units outstanding, ending		23,647,843	21,108,019

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$69,308,037
Cost of units redeemed/account charges			(40,231,663)
Net investment income (loss)			379,458
Net realized gain (loss)			2,633,208
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,295,981
Net assets			$33,385,021

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.41	22,388	$31,475	1.25%	-18.6%	12/31/2022	$1.43	0	$0	1.00%	-18.4%	12/31/2022	$1.45	0	$0	0.75%	-18.2%
12/31/2021	1.73	19,730	34,090	1.25%	16.3%	12/31/2021	1.75	0	0	1.00%	16.6%	12/31/2021	1.77	0	0	0.75%	16.9%
12/31/2020	1.49	17,157	25,496	1.25%	17.6%	12/31/2020	1.50	0	0	1.00%	17.9%	12/31/2020	1.52	0	0	0.75%	18.2%
12/31/2019	1.26	16,741	21,150	1.25%	25.8%	12/31/2019	1.27	0	0	1.00%	26.1%	12/31/2019	1.28	0	0	0.75%	26.4%
12/31/2018	1.00	12,801	12,857	1.25%	-10.4%	12/31/2018	1.01	0	0	1.00%	-10.2%	12/31/2018	1.01	0	0	0.75%	-10.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.47	0	$0	0.50%	-18.0%	12/31/2022	$1.49	0	$0	0.25%	-17.8%	12/31/2022	$1.52	1,259	$1,910	0.00%	-17.6%
12/31/2021	1.79	0	0	0.50%	17.1%	12/31/2021	1.82	0	0	0.25%	17.4%	12/31/2021	1.84	1,378	2,537	0.00%	17.7%
12/31/2020	1.53	0	0	0.50%	18.5%	12/31/2020	1.55	0	0	0.25%	18.8%	12/31/2020	1.56	1,154	1,804	0.00%	19.1%
12/31/2019	1.29	0	0	0.50%	26.7%	12/31/2019	1.30	0	0	0.25%	27.0%	12/31/2019	1.31	1,328	1,743	0.00%	27.4%
12/31/2018	1.02	0	0	0.50%	-9.8%	12/31/2018	1.03	0	0	0.25%	-9.5%	12/31/2018	1.03	1,225	1,263	0.00%	-9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.4%
2021	1.4%
2020	1.3%
2019	1.6%
2018	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Target Retirement 2020 Fund Investor Class - 06-FKW

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,764,038	$9,323,173	306,018
Receivables: investments sold	-
Payables: investments purchased	(3,412)
Net assets	$7,760,626

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,760,626	6,275,062	$1.24
Band 100	-	-	1.26
Band 75	-	-	1.27
Band 50	-	-	1.29
Band 25	-	-	1.31
Band 0	-	-	1.33
Total	$7,760,626	6,275,062

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$189,872
Mortality & expense charges			(99,357)
Net investment income (loss)			90,515

Gain (loss) on investments:
Net realized gain (loss)			(716,983)
Realized gain distributions			177,137
Net change in unrealized appreciation (depreciation)			(958,583)
Net gain (loss)			(1,498,429)

Increase (decrease) in net assets from operations			$(1,407,914)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$90,515	$44,852
Net realized gain (loss)		(716,983)	737,223
Realized gain distributions		177,137	1,148,775
Net change in unrealized appreciation (depreciation)		(958,583)	(1,279,395)

Increase (decrease) in net assets from operations		(1,407,914)	651,455

Contract owner transactions:
Proceeds from units sold		5,986,020	3,125,447
Cost of units redeemed		(4,888,305)	(7,376,999)
Account charges		(12,752)	(14,914)
Increase (decrease)		1,084,963	(4,266,466)
Net increase (decrease)		(322,951)	(3,615,011)
Net assets, beginning		8,083,577	11,698,588
Net assets, ending		$7,760,626	$8,083,577

Units sold		4,951,102	2,313,754
Units redeemed		(4,217,652)	(5,339,059)
Net increase (decrease)		733,450	(3,025,305)
Units outstanding, beginning		5,541,612	8,566,917
Units outstanding, ending		6,275,062	5,541,612

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$27,106,883
Cost of units redeemed/account charges			(20,414,377)
Net investment income (loss)			406,131
Net realized gain (loss)			176,539
Realized gain distributions			2,044,585
Net change in unrealized appreciation (depreciation)			(1,559,135)
Net assets			$7,760,626

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.24	6,275	$7,761	1.25%	-15.2%	12/31/2022	$1.26	0	$0	1.00%	-15.0%	12/31/2022	$1.27	0	$0	0.75%	-14.8%
12/31/2021	1.46	5,542	8,084	1.25%	6.8%	12/31/2021	1.48	0	0	1.00%	7.1%	12/31/2021	1.50	0	0	0.75%	7.4%
12/31/2020	1.37	8,567	11,699	1.25%	10.6%	12/31/2020	1.38	0	0	1.00%	10.9%	12/31/2020	1.39	0	0	0.75%	11.2%
12/31/2019	1.23	6,438	7,946	1.25%	16.2%	12/31/2019	1.24	0	0	1.00%	16.5%	12/31/2019	1.25	0	0	0.75%	16.8%
12/31/2018	1.06	4,456	4,734	1.25%	-5.4%	12/31/2018	1.07	0	0	1.00%	-5.2%	12/31/2018	1.07	0	0	0.75%	-5.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.29	0	$0	0.50%	-14.6%	12/31/2022	$1.31	0	$0	0.25%	-14.4%	12/31/2022	$1.33	0	$0	0.00%	-14.2%
12/31/2021	1.52	0	0	0.50%	7.6%	12/31/2021	1.53	0	0	0.25%	7.9%	12/31/2021	1.55	0	0	0.00%	8.2%
12/31/2020	1.41	0	0	0.50%	11.5%	12/31/2020	1.42	0	0	0.25%	11.8%	12/31/2020	1.44	0	0	0.00%	12.0%
12/31/2019	1.26	0	0	0.50%	17.0%	12/31/2019	1.27	0	0	0.25%	17.3%	12/31/2019	1.28	0	0	0.00%	17.6%
12/31/2018	1.08	0	0	0.50%	-4.7%	12/31/2018	1.08	0	0	0.25%	-4.5%	12/31/2018	1.09	0	0	0.00%	-4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.4%
2021	1.7%
2020	1.8%
2019	2.9%
2018	3.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Target Retirement 2025 Fund Investor Class - 06-FKX

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$15,348,739	$17,629,207	920,767
Receivables: investments sold	9,667
Payables: investments purchased	-
Net assets	$15,358,406

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$15,358,406	12,016,968	$1.28
Band 100	-	-	1.30
Band 75	-	-	1.32
Band 50	-	-	1.34
Band 25	-	-	1.36
Band 0	-	-	1.38
Total	$15,358,406	12,016,968

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$326,056
Mortality & expense charges			(180,512)
Net investment income (loss)			145,544

Gain (loss) on investments:
Net realized gain (loss)			(339,109)
Realized gain distributions			111,566
Net change in unrealized appreciation (depreciation)			(2,689,952)
Net gain (loss)			(2,917,495)

Increase (decrease) in net assets from operations			$(2,771,951)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$145,544	$89,134
Net realized gain (loss)		(339,109)	610,164
Realized gain distributions		111,566	1,761,083
Net change in unrealized appreciation (depreciation)		(2,689,952)	(1,291,289)

Increase (decrease) in net assets from operations		(2,771,951)	1,169,092

Contract owner transactions:
Proceeds from units sold		10,319,954	1,916,869
Cost of units redeemed		(6,693,272)	(4,172,184)
Account charges		(20,369)	(20,573)
Increase (decrease)		3,606,313	(2,275,888)
Net increase (decrease)		834,362	(1,106,796)
Net assets, beginning		14,524,044	15,630,840
Net assets, ending		$15,358,406	$14,524,044

Units sold		10,073,741	1,375,023
Units redeemed		(7,534,776)	(2,957,753)
Net increase (decrease)		2,538,965	(1,582,730)
Units outstanding, beginning		9,478,003	11,060,733
Units outstanding, ending		12,016,968	9,478,003

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$33,505,947
Cost of units redeemed/account charges			(19,417,879)
Net investment income (loss)			627,222
Net realized gain (loss)			567,490
Realized gain distributions			2,356,094
Net change in unrealized appreciation (depreciation)			(2,280,468)
Net assets			$15,358,406

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.28	12,017	$15,358	1.25%	-16.6%	12/31/2022	$1.30	0	$0	1.00%	-16.4%	12/31/2022	$1.32	0	$0	0.75%	-16.2%
12/31/2021	1.53	9,478	14,524	1.25%	8.4%	12/31/2021	1.55	0	0	1.00%	8.7%	12/31/2021	1.57	0	0	0.75%	9.0%
12/31/2020	1.41	11,061	15,631	1.25%	11.9%	12/31/2020	1.43	0	0	1.00%	12.2%	12/31/2020	1.44	0	0	0.75%	12.4%
12/31/2019	1.26	8,855	11,184	1.25%	18.1%	12/31/2019	1.27	0	0	1.00%	18.4%	12/31/2019	1.28	0	0	0.75%	18.7%
12/31/2018	1.07	6,536	6,987	1.25%	-6.3%	12/31/2018	1.07	0	0	1.00%	-6.1%	12/31/2018	1.08	0	0	0.75%	-5.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.34	0	$0	0.50%	-16.0%	12/31/2022	$1.36	0	$0	0.25%	-15.8%	12/31/2022	$1.38	0	$0	0.00%	-15.5%
12/31/2021	1.59	0	0	0.50%	9.3%	12/31/2021	1.61	0	0	0.25%	9.5%	12/31/2021	1.63	0	0	0.00%	9.8%
12/31/2020	1.46	0	0	0.50%	12.7%	12/31/2020	1.47	0	0	0.25%	13.0%	12/31/2020	1.49	0	0	0.00%	13.3%
12/31/2019	1.29	0	0	0.50%	19.0%	12/31/2019	1.30	0	0	0.25%	19.3%	12/31/2019	1.31	0	0	0.00%	19.6%
12/31/2018	1.09	0	0	0.50%	-5.6%	12/31/2018	1.09	0	0	0.25%	-5.4%	12/31/2018	1.10	0	0	0.00%	-5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.2%
2021	1.8%
2020	1.8%
2019	2.8%
2018	3.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Target Retirement 2030 Fund Investor Class - 06-FKY

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$21,638,109	$24,860,049	698,466
Receivables: investments sold	272,790
Payables: investments purchased	-
Net assets	$21,910,899

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$21,910,899	16,637,760	$1.32
Band 100	-	-	1.34
Band 75	-	-	1.36
Band 50	-	-	1.38
Band 25	-	-	1.40
Band 0	-	-	1.42
Total	$21,910,899	16,637,760

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$431,152
Mortality & expense charges			(243,831)
Net investment income (loss)			187,321

Gain (loss) on investments:
Net realized gain (loss)			(58,825)
Realized gain distributions			101,518
Net change in unrealized appreciation (depreciation)			(4,000,243)
Net gain (loss)			(3,957,550)

Increase (decrease) in net assets from operations			$(3,770,229)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$187,321	$118,797
Net realized gain (loss)		(58,825)	659,395
Realized gain distributions		101,518	2,506,977
Net change in unrealized appreciation (depreciation)		(4,000,243)	(1,580,851)

Increase (decrease) in net assets from operations		(3,770,229)	1,704,318

Contract owner transactions:
Proceeds from units sold		11,030,064	3,813,781
Cost of units redeemed		(4,467,091)	(3,701,106)
Account charges		(27,188)	(22,931)
Increase (decrease)		6,535,785	89,744
Net increase (decrease)		2,765,556	1,794,062
Net assets, beginning		19,145,343	17,351,281
Net assets, ending		$21,910,899	$19,145,343

Units sold		8,079,190	2,602,013
Units redeemed		(3,463,306)	(2,564,431)
Net increase (decrease)		4,615,884	37,582
Units outstanding, beginning		12,021,876	11,984,294
Units outstanding, ending		16,637,760	12,021,876

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$40,545,183
Cost of units redeemed/account charges			(19,787,512)
Net investment income (loss)			761,566
Net realized gain (loss)			826,943
Realized gain distributions			2,786,659
Net change in unrealized appreciation (depreciation)			(3,221,940)
Net assets			$21,910,899

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.32	16,638	$21,911	1.25%	-17.3%	12/31/2022	$1.34	0	$0	1.00%	-17.1%	12/31/2022	$1.36	0	$0	0.75%	-16.9%
12/31/2021	1.59	12,022	19,145	1.25%	10.0%	12/31/2021	1.61	0	0	1.00%	10.3%	12/31/2021	1.63	0	0	0.75%	10.5%
12/31/2020	1.45	11,984	17,351	1.25%	12.7%	12/31/2020	1.46	0	0	1.00%	13.0%	12/31/2020	1.48	0	0	0.75%	13.2%
12/31/2019	1.28	10,335	13,280	1.25%	19.6%	12/31/2019	1.29	0	0	1.00%	19.9%	12/31/2019	1.30	0	0	0.75%	20.2%
12/31/2018	1.07	8,091	8,694	1.25%	-7.0%	12/31/2018	1.08	0	0	1.00%	-6.8%	12/31/2018	1.09	0	0	0.75%	-6.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.38	0	$0	0.50%	-16.7%	12/31/2022	$1.40	0	$0	0.25%	-16.5%	12/31/2022	$1.42	0	$0	0.00%	-16.3%
12/31/2021	1.65	0	0	0.50%	10.8%	12/31/2021	1.68	0	0	0.25%	11.1%	12/31/2021	1.70	0	0	0.00%	11.4%
12/31/2020	1.49	0	0	0.50%	13.5%	12/31/2020	1.51	0	0	0.25%	13.8%	12/31/2020	1.52	0	0	0.00%	14.1%
12/31/2019	1.31	0	0	0.50%	20.5%	12/31/2019	1.32	0	0	0.25%	20.8%	12/31/2019	1.33	0	0	0.00%	21.1%
12/31/2018	1.09	0	0	0.50%	-6.3%	12/31/2018	1.10	0	0	0.25%	-6.1%	12/31/2018	1.10	0	0	0.00%	-5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.1%
2021	1.9%
2020	1.8%
2019	2.8%
2018	3.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Target Retirement 2035 Fund Investor Class - 06-FMC

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$17,378,635	$19,933,156	898,671
Receivables: investments sold	10,661
Payables: investments purchased	-
Net assets	$17,389,296

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$17,389,296	12,787,225	$1.36
Band 100	-	-	1.38
Band 75	-	-	1.40
Band 50	-	-	1.42
Band 25	-	-	1.44
Band 0	-	-	1.47
Total	$17,389,296	12,787,225

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$350,379
Mortality & expense charges			(175,559)
Net investment income (loss)			174,820

Gain (loss) on investments:
Net realized gain (loss)			(140,519)
Realized gain distributions			105,619
Net change in unrealized appreciation (depreciation)			(2,952,543)
Net gain (loss)			(2,987,443)

Increase (decrease) in net assets from operations			$(2,812,623)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$174,820	$96,995
Net realized gain (loss)		(140,519)	833,422
Realized gain distributions		105,619	1,863,369
Net change in unrealized appreciation (depreciation)		(2,952,543)	(1,438,647)

Increase (decrease) in net assets from operations		(2,812,623)	1,355,139

Contract owner transactions:
Proceeds from units sold		14,261,819	3,130,853
Cost of units redeemed		(7,033,039)	(4,549,831)
Account charges		(21,596)	(19,072)
Increase (decrease)		7,207,184	(1,438,050)
Net increase (decrease)		4,394,561	(82,911)
Net assets, beginning		12,994,735	13,077,646
Net assets, ending		$17,389,296	$12,994,735

Units sold		11,873,930	2,080,558
Units redeemed		(6,955,416)	(3,046,160)
Net increase (decrease)		4,918,514	(965,602)
Units outstanding, beginning		7,868,711	8,834,313
Units outstanding, ending		12,787,225	7,868,711

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$32,971,695
Cost of units redeemed/account charges			(16,528,987)
Net investment income (loss)			562,725
Net realized gain (loss)			843,765
Realized gain distributions			2,094,619
Net change in unrealized appreciation (depreciation)			(2,554,521)
Net assets			$17,389,296

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.36	12,787	$17,389	1.25%	-17.7%	12/31/2022	$1.38	0	$0	1.00%	-17.4%	12/31/2022	$1.40	0	$0	0.75%	-17.2%
12/31/2021	1.65	7,869	12,995	1.25%	11.6%	12/31/2021	1.67	0	0	1.00%	11.8%	12/31/2021	1.69	0	0	0.75%	12.1%
12/31/2020	1.48	8,834	13,078	1.25%	13.4%	12/31/2020	1.50	0	0	1.00%	13.6%	12/31/2020	1.51	0	0	0.75%	13.9%
12/31/2019	1.31	5,851	7,641	1.25%	20.9%	12/31/2019	1.32	0	0	1.00%	21.2%	12/31/2019	1.33	0	0	0.75%	21.5%
12/31/2018	1.08	4,387	4,737	1.25%	-7.7%	12/31/2018	1.09	0	0	1.00%	-7.5%	12/31/2018	1.09	0	0	0.75%	-7.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.42	0	$0	0.50%	-17.0%	12/31/2022	$1.44	0	$0	0.25%	-16.8%	12/31/2022	$1.47	0	$0	0.00%	-16.6%
12/31/2021	1.72	0	0	0.50%	12.4%	12/31/2021	1.74	0	0	0.25%	12.7%	12/31/2021	1.76	0	0	0.00%	13.0%
12/31/2020	1.53	0	0	0.50%	14.2%	12/31/2020	1.54	0	0	0.25%	14.5%	12/31/2020	1.56	0	0	0.00%	14.8%
12/31/2019	1.34	0	0	0.50%	21.8%	12/31/2019	1.35	0	0	0.25%	22.1%	12/31/2019	1.36	0	0	0.00%	22.4%
12/31/2018	1.10	0	0	0.50%	-7.0%	12/31/2018	1.10	0	0	0.25%	-6.8%	12/31/2018	1.11	0	0	0.00%	-6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.3%
2021	2.0%
2020	2.0%
2019	2.8%
2018	3.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Target Retirement 2040 Fund Investor Class - 06-FMF

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$18,481,674	$21,399,684	543,983
Receivables: investments sold	13,762
Payables: investments purchased	-
Net assets	$18,495,436

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$18,495,436	13,172,393	$1.40
Band 100	-	-	1.43
Band 75	-	-	1.45
Band 50	-	-	1.47
Band 25	-	-	1.49
Band 0	-	-	1.51
Total	$18,495,436	13,172,393

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$376,262
Mortality & expense charges			(200,338)
Net investment income (loss)			175,924

Gain (loss) on investments:
Net realized gain (loss)			(44,388)
Realized gain distributions			90,793
Net change in unrealized appreciation (depreciation)			(3,423,949)
Net gain (loss)			(3,377,544)

Increase (decrease) in net assets from operations			$(3,201,620)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$175,924	$101,605
Net realized gain (loss)		(44,388)	921,054
Realized gain distributions		90,793	2,050,560
Net change in unrealized appreciation (depreciation)		(3,423,949)	(1,475,324)

Increase (decrease) in net assets from operations		(3,201,620)	1,597,895

Contract owner transactions:
Proceeds from units sold		14,464,238	3,625,206
Cost of units redeemed		(6,264,733)	(4,284,447)
Account charges		(28,418)	(26,456)
Increase (decrease)		8,171,087	(685,697)
Net increase (decrease)		4,969,467	912,198
Net assets, beginning		13,525,969	12,613,771
Net assets, ending		$18,495,436	$13,525,969

Units sold		9,548,634	2,407,435
Units redeemed		(4,274,622)	(2,842,203)
Net increase (decrease)		5,274,012	(434,768)
Units outstanding, beginning		7,898,381	8,333,149
Units outstanding, ending		13,172,393	7,898,381

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$36,208,593
Cost of units redeemed/account charges			(18,726,696)
Net investment income (loss)			575,594
Net realized gain (loss)			1,149,812
Realized gain distributions			2,206,143
Net change in unrealized appreciation (depreciation)			(2,918,010)
Net assets			$18,495,436

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.40	13,172	$18,495	1.25%	-18.0%	12/31/2022	$1.43	0	$0	1.00%	-17.8%	12/31/2022	$1.45	0	$0	0.75%	-17.6%
12/31/2021	1.71	7,898	13,526	1.25%	13.1%	12/31/2021	1.73	0	0	1.00%	13.4%	12/31/2021	1.76	0	0	0.75%	13.7%
12/31/2020	1.51	8,333	12,614	1.25%	14.0%	12/31/2020	1.53	0	0	1.00%	14.3%	12/31/2020	1.54	0	0	0.75%	14.6%
12/31/2019	1.33	6,479	8,599	1.25%	22.3%	12/31/2019	1.34	0	0	1.00%	22.6%	12/31/2019	1.35	0	0	0.75%	22.9%
12/31/2018	1.09	5,480	5,946	1.25%	-8.5%	12/31/2018	1.09	0	0	1.00%	-8.3%	12/31/2018	1.10	0	0	0.75%	-8.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.47	0	$0	0.50%	-17.4%	12/31/2022	$1.49	0	$0	0.25%	-17.2%	12/31/2022	$1.51	0	$0	0.00%	-17.0%
12/31/2021	1.78	0	0	0.50%	14.0%	12/31/2021	1.80	0	0	0.25%	14.3%	12/31/2021	1.82	0	0	0.00%	14.6%
12/31/2020	1.56	0	0	0.50%	14.9%	12/31/2020	1.58	0	0	0.25%	15.2%	12/31/2020	1.59	0	0	0.00%	15.5%
12/31/2019	1.36	0	0	0.50%	23.2%	12/31/2019	1.37	0	0	0.25%	23.6%	12/31/2019	1.38	0	0	0.00%	23.9%
12/31/2018	1.10	0	0	0.50%	-7.8%	12/31/2018	1.11	0	0	0.25%	-7.6%	12/31/2018	1.11	0	0	0.00%	-7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.4%
2021	2.0%
2020	1.9%
2019	2.6%
2018	3.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Target Retirement 2045 Fund Investor Class - 06-FMG

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,111,523	$18,075,683	706,344
Receivables: investments sold	7,250
Payables: investments purchased	-
Net assets	$16,118,773

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$16,118,773	11,205,599	$1.44
Band 100	-	-	1.46
Band 75	-	-	1.48
Band 50	-	-	1.51
Band 25	-	-	1.53
Band 0	-	-	1.55
Total	$16,118,773	11,205,599

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$332,497
Mortality & expense charges			(156,222)
Net investment income (loss)			176,275

Gain (loss) on investments:
Net realized gain (loss)			100,099
Realized gain distributions			97,533
Net change in unrealized appreciation (depreciation)			(3,000,812)
Net gain (loss)			(2,803,180)

Increase (decrease) in net assets from operations			$(2,626,905)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$176,275	$66,112
Net realized gain (loss)		100,099	1,080,593
Realized gain distributions		97,533	1,178,486
Net change in unrealized appreciation (depreciation)		(3,000,812)	(871,801)

Increase (decrease) in net assets from operations		(2,626,905)	1,453,390

Contract owner transactions:
Proceeds from units sold		16,117,859	2,351,319
Cost of units redeemed		(7,681,413)	(4,696,570)
Account charges		(23,440)	(21,345)
Increase (decrease)		8,413,006	(2,366,596)
Net increase (decrease)		5,786,101	(913,206)
Net assets, beginning		10,332,672	11,245,878
Net assets, ending		$16,118,773	$10,332,672

Units sold		13,309,333	1,568,175
Units redeemed		(7,966,606)	(3,025,266)
Net increase (decrease)		5,342,727	(1,457,091)
Units outstanding, beginning		5,862,872	7,319,963
Units outstanding, ending		11,205,599	5,862,872

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$30,418,415
Cost of units redeemed/account charges			(15,392,171)
Net investment income (loss)			465,554
Net realized gain (loss)			1,277,552
Realized gain distributions			1,313,583
Net change in unrealized appreciation (depreciation)			(1,964,160)
Net assets			$16,118,773

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.44	11,206	$16,119	1.25%	-18.4%	12/31/2022	$1.46	0	$0	1.00%	-18.2%	12/31/2022	$1.48	0	$0	0.75%	-18.0%
12/31/2021	1.76	5,863	10,333	1.25%	14.7%	12/31/2021	1.78	0	0	1.00%	15.0%	12/31/2021	1.81	0	0	0.75%	15.3%
12/31/2020	1.54	7,320	11,246	1.25%	14.9%	12/31/2020	1.55	0	0	1.00%	15.1%	12/31/2020	1.57	0	0	0.75%	15.4%
12/31/2019	1.34	4,588	6,137	1.25%	23.4%	12/31/2019	1.35	0	0	1.00%	23.7%	12/31/2019	1.36	0	0	0.75%	24.0%
12/31/2018	1.08	3,361	3,644	1.25%	-9.0%	12/31/2018	1.09	0	0	1.00%	-8.8%	12/31/2018	1.10	0	0	0.75%	-8.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.51	0	$0	0.50%	-17.8%	12/31/2022	$1.53	0	$0	0.25%	-17.6%	12/31/2022	$1.55	0	$0	0.00%	-17.4%
12/31/2021	1.83	0	0	0.50%	15.6%	12/31/2021	1.85	0	0	0.25%	15.9%	12/31/2021	1.88	0	0	0.00%	16.2%
12/31/2020	1.58	0	0	0.50%	15.7%	12/31/2020	1.60	0	0	0.25%	16.0%	12/31/2020	1.62	0	0	0.00%	16.3%
12/31/2019	1.37	0	0	0.50%	24.3%	12/31/2019	1.38	0	0	0.25%	24.6%	12/31/2019	1.39	0	0	0.00%	24.9%
12/31/2018	1.10	0	0	0.50%	-8.4%	12/31/2018	1.11	0	0	0.25%	-8.1%	12/31/2018	1.11	0	0	0.00%	-7.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.5%
2021	1.8%
2020	2.0%
2019	2.7%
2018	3.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Target Retirement 2050 Fund Investor Class - 06-FMH

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,777,099	$16,389,059	391,075
Receivables: investments sold	5,564
Payables: investments purchased	-
Net assets	$14,782,663

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$14,782,663	10,255,397	$1.44
Band 100	-	-	1.46
Band 75	-	-	1.49
Band 50	-	-	1.51
Band 25	-	-	1.53
Band 0	-	-	1.55
Total	$14,782,663	10,255,397

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$305,466
Mortality & expense charges			(145,493)
Net investment income (loss)			159,973

Gain (loss) on investments:
Net realized gain (loss)			137,573
Realized gain distributions			36,606
Net change in unrealized appreciation (depreciation)			(2,753,264)
Net gain (loss)			(2,579,085)

Increase (decrease) in net assets from operations			$(2,419,112)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$159,973	$73,323
Net realized gain (loss)		137,573	666,655
Realized gain distributions		36,606	923,610
Net change in unrealized appreciation (depreciation)		(2,753,264)	(402,304)

Increase (decrease) in net assets from operations		(2,419,112)	1,261,284

Contract owner transactions:
Proceeds from units sold		13,025,800	2,552,772
Cost of units redeemed		(5,618,445)	(2,723,252)
Account charges		(20,981)	(17,806)
Increase (decrease)		7,386,374	(188,286)
Net increase (decrease)		4,967,262	1,072,998
Net assets, beginning		9,815,401	8,742,403
Net assets, ending		$14,782,663	$9,815,401

Units sold		8,515,181	1,714,681
Units redeemed		(3,810,527)	(1,847,928)
Net increase (decrease)		4,704,654	(133,247)
Units outstanding, beginning		5,550,743	5,683,990
Units outstanding, ending		10,255,397	5,550,743

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$27,015,632
Cost of units redeemed/account charges			(13,056,007)
Net investment income (loss)			408,223
Net realized gain (loss)			1,045,824
Realized gain distributions			980,951
Net change in unrealized appreciation (depreciation)			(1,611,960)
Net assets			$14,782,663

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.44	10,255	$14,783	1.25%	-18.5%	12/31/2022	$1.46	0	$0	1.00%	-18.3%	12/31/2022	$1.49	0	$0	0.75%	-18.1%
12/31/2021	1.77	5,551	9,815	1.25%	15.0%	12/31/2021	1.79	0	0	1.00%	15.3%	12/31/2021	1.81	0	0	0.75%	15.5%
12/31/2020	1.54	5,684	8,742	1.25%	14.9%	12/31/2020	1.55	0	0	1.00%	15.2%	12/31/2020	1.57	0	0	0.75%	15.5%
12/31/2019	1.34	3,725	4,984	1.25%	23.4%	12/31/2019	1.35	0	0	1.00%	23.7%	12/31/2019	1.36	0	0	0.75%	24.0%
12/31/2018	1.08	2,554	2,769	1.25%	-9.0%	12/31/2018	1.09	0	0	1.00%	-8.8%	12/31/2018	1.10	0	0	0.75%	-8.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.51	0	$0	0.50%	-17.9%	12/31/2022	$1.53	0	$0	0.25%	-17.7%	12/31/2022	$1.55	0	$0	0.00%	-17.5%
12/31/2021	1.84	0	0	0.50%	15.8%	12/31/2021	1.86	0	0	0.25%	16.1%	12/31/2021	1.88	0	0	0.00%	16.4%
12/31/2020	1.59	0	0	0.50%	15.8%	12/31/2020	1.60	0	0	0.25%	16.1%	12/31/2020	1.62	0	0	0.00%	16.4%
12/31/2019	1.37	0	0	0.50%	24.4%	12/31/2019	1.38	0	0	0.25%	24.7%	12/31/2019	1.39	0	0	0.00%	25.0%
12/31/2018	1.10	0	0	0.50%	-8.4%	12/31/2018	1.11	0	0	0.25%	-8.1%	12/31/2018	1.11	0	0	0.00%	-7.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.5%
2021	2.0%
2020	2.0%
2019	2.7%
2018	3.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Target Retirement 2055 Fund Investor Class - 06-FMJ

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,028,838	$11,012,875	237,884
Receivables: investments sold	2,756
Payables: investments purchased	-
Net assets	$10,031,594

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,031,594	6,960,889	$1.44
Band 100	-	-	1.46
Band 75	-	-	1.49
Band 50	-	-	1.51
Band 25	-	-	1.53
Band 0	-	-	1.55
Total	$10,031,594	6,960,889

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$204,937
Mortality & expense charges			(89,385)
Net investment income (loss)			115,552

Gain (loss) on investments:
Net realized gain (loss)			64,932
Realized gain distributions			8,724
Net change in unrealized appreciation (depreciation)			(1,698,544)
Net gain (loss)			(1,624,888)

Increase (decrease) in net assets from operations			$(1,509,336)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$115,552	$44,546
Net realized gain (loss)		64,932	396,958
Realized gain distributions		8,724	437,938
Net change in unrealized appreciation (depreciation)		(1,698,544)	(97,573)

Increase (decrease) in net assets from operations		(1,509,336)	781,869

Contract owner transactions:
Proceeds from units sold		10,285,737	1,784,762
Cost of units redeemed		(4,827,213)	(1,707,637)
Account charges		(15,515)	(14,731)
Increase (decrease)		5,443,009	62,394
Net increase (decrease)		3,933,673	844,263
Net assets, beginning		6,097,921	5,253,658
Net assets, ending		$10,031,594	$6,097,921

Units sold		7,987,865	1,251,102
Units redeemed		(4,476,274)	(1,219,120)
Net increase (decrease)		3,511,591	31,982
Units outstanding, beginning		3,449,298	3,417,316
Units outstanding, ending		6,960,889	3,449,298

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$19,228,789
Cost of units redeemed/account charges			(9,427,410)
Net investment income (loss)			255,319
Net realized gain (loss)			501,234
Realized gain distributions			457,699
Net change in unrealized appreciation (depreciation)			(984,037)
Net assets			$10,031,594

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.44	6,961	$10,032	1.25%	-18.5%	12/31/2022	$1.46	0	$0	1.00%	-18.3%	12/31/2022	$1.49	0	$0	0.75%	-18.1%
12/31/2021	1.77	3,449	6,098	1.25%	15.0%	12/31/2021	1.79	0	0	1.00%	15.3%	12/31/2021	1.81	0	0	0.75%	15.6%
12/31/2020	1.54	3,417	5,254	1.25%	14.9%	12/31/2020	1.55	0	0	1.00%	15.2%	12/31/2020	1.57	0	0	0.75%	15.5%
12/31/2019	1.34	1,586	2,122	1.25%	23.4%	12/31/2019	1.35	0	0	1.00%	23.7%	12/31/2019	1.36	0	0	0.75%	24.0%
12/31/2018	1.08	1,693	1,836	1.25%	-9.0%	12/31/2018	1.09	0	0	1.00%	-8.8%	12/31/2018	1.10	0	0	0.75%	-8.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.51	0	$0	0.50%	-17.9%	12/31/2022	$1.53	0	$0	0.25%	-17.7%	12/31/2022	$1.55	0	$0	0.00%	-17.5%
12/31/2021	1.84	0	0	0.50%	15.9%	12/31/2021	1.86	0	0	0.25%	16.1%	12/31/2021	1.88	0	0	0.00%	16.4%
12/31/2020	1.58	0	0	0.50%	15.7%	12/31/2020	1.60	0	0	0.25%	16.0%	12/31/2020	1.62	0	0	0.00%	16.3%
12/31/2019	1.37	0	0	0.50%	24.4%	12/31/2019	1.38	0	0	0.25%	24.7%	12/31/2019	1.39	0	0	0.00%	25.0%
12/31/2018	1.10	0	0	0.50%	-8.4%	12/31/2018	1.11	0	0	0.25%	-8.1%	12/31/2018	1.11	0	0	0.00%	-7.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.5%
2021	2.0%
2020	2.2%
2019	2.2%
2018	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Target Retirement 2060 Fund Investor Class - 06-FMK

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,963,082	$4,332,888	102,089
Receivables: investments sold	1,051
Payables: investments purchased	-
Net assets	$3,964,133

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,964,133	2,750,868	$1.44
Band 100	-	-	1.46
Band 75	-	-	1.49
Band 50	-	-	1.51
Band 25	-	-	1.53
Band 0	-	-	1.55
Total	$3,964,133	2,750,868

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$80,040
Mortality & expense charges			(33,190)
Net investment income (loss)			46,850

Gain (loss) on investments:
Net realized gain (loss)			33,921
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(606,979)
Net gain (loss)			(573,058)

Increase (decrease) in net assets from operations			$(526,208)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$46,850	$15,986
Net realized gain (loss)		33,921	160,819
Realized gain distributions		-	74,032
Net change in unrealized appreciation (depreciation)		(606,979)	(6,872)

Increase (decrease) in net assets from operations		(526,208)	243,965

Contract owner transactions:
Proceeds from units sold		4,432,954	945,244
Cost of units redeemed		(2,060,782)	(594,212)
Account charges		(8,384)	(7,500)
Increase (decrease)		2,363,788	343,532
Net increase (decrease)		1,837,580	587,497
Net assets, beginning		2,126,553	1,539,056
Net assets, ending		$3,964,133	$2,126,553

Units sold		2,953,845	685,594
Units redeemed		(1,405,913)	(483,835)
Net increase (decrease)		1,547,932	201,759
Units outstanding, beginning		1,202,936	1,001,177
Units outstanding, ending		2,750,868	1,202,936

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$7,352,058
Cost of units redeemed/account charges			(3,397,846)
Net investment income (loss)			87,446
Net realized gain (loss)			214,301
Realized gain distributions			77,980
Net change in unrealized appreciation (depreciation)			(369,806)
Net assets			$3,964,133

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.44	2,751	$3,964	1.25%	-18.5%	12/31/2022	$1.46	0	$0	1.00%	-18.3%	12/31/2022	$1.49	0	$0	0.75%	-18.1%
12/31/2021	1.77	1,203	2,127	1.25%	15.0%	12/31/2021	1.79	0	0	1.00%	15.3%	12/31/2021	1.81	0	0	0.75%	15.6%
12/31/2020	1.54	1,001	1,539	1.25%	14.9%	12/31/2020	1.55	0	0	1.00%	15.2%	12/31/2020	1.57	0	0	0.75%	15.5%
12/31/2019	1.34	622	832	1.25%	23.4%	12/31/2019	1.35	0	0	1.00%	23.8%	12/31/2019	1.36	0	0	0.75%	24.1%
12/31/2018	1.08	255	277	1.25%	-9.1%	12/31/2018	1.09	0	0	1.00%	-8.8%	12/31/2018	1.10	0	0	0.75%	-8.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.51	0	$0	0.50%	-17.9%	12/31/2022	$1.53	0	$0	0.25%	-17.7%	12/31/2022	$1.55	0	$0	0.00%	-17.5%
12/31/2021	1.84	0	0	0.50%	15.9%	12/31/2021	1.86	0	0	0.25%	16.2%	12/31/2021	1.88	0	0	0.00%	16.4%
12/31/2020	1.58	0	0	0.50%	15.7%	12/31/2020	1.60	0	0	0.25%	16.0%	12/31/2020	1.62	0	0	0.00%	16.3%
12/31/2019	1.37	0	0	0.50%	24.4%	12/31/2019	1.38	0	0	0.25%	24.7%	12/31/2019	1.39	0	0	0.00%	25.0%
12/31/2018	1.10	0	0	0.50%	-8.4%	12/31/2018	1.11	0	0	0.25%	-8.2%	12/31/2018	1.11	0	0	0.00%	-7.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.6%
2021	2.1%
2020	2.0%
2019	3.0%
2018	3.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Target Retirement Income Fund Investor Class - 06-FMM

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,075,717	$4,311,436	333,004
Receivables: investments sold	253
Payables: investments purchased	-
Net assets	$4,075,970

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,075,970	3,617,005	$1.13
Band 100	-	-	1.14
Band 75	-	-	1.16
Band 50	-	-	1.18
Band 25	-	-	1.20
Band 0	-	-	1.22
Total	$4,075,970	3,617,005

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$79,439
Mortality & expense charges			(29,185)
Net investment income (loss)			50,254

Gain (loss) on investments:
Net realized gain (loss)			(12,938)
Realized gain distributions			15,026
Net change in unrealized appreciation (depreciation)			(294,518)
Net gain (loss)			(292,430)

Increase (decrease) in net assets from operations			$(242,176)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$50,254	$14,857
Net realized gain (loss)		(12,938)	62,874
Realized gain distributions		15,026	76,061
Net change in unrealized appreciation (depreciation)		(294,518)	(100,320)

Increase (decrease) in net assets from operations		(242,176)	53,472

Contract owner transactions:
Proceeds from units sold		4,073,646	116,375
Cost of units redeemed		(1,107,147)	(642,738)
Account charges		(3,156)	(827)
Increase (decrease)		2,963,343	(527,190)
Net increase (decrease)		2,721,167	(473,718)
Net assets, beginning		1,354,803	1,828,521
Net assets, ending		$4,075,970	$1,354,803

Units sold		4,531,591	95,040
Units redeemed		(1,950,618)	(512,409)
Net increase (decrease)		2,580,973	(417,369)
Units outstanding, beginning		1,036,032	1,453,401
Units outstanding, ending		3,617,005	1,036,032

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$7,559,262
Cost of units redeemed/account charges			(3,594,829)
Net investment income (loss)			126,773
Net realized gain (loss)			65,358
Realized gain distributions			155,125
Net change in unrealized appreciation (depreciation)			(235,719)
Net assets			$4,075,970

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.13	3,617	$4,076	1.25%	-13.8%	12/31/2022	$1.14	0	$0	1.00%	-13.6%	12/31/2022	$1.16	0	$0	0.75%	-13.4%
12/31/2021	1.31	1,036	1,355	1.25%	3.9%	12/31/2021	1.32	0	0	1.00%	4.2%	12/31/2021	1.34	0	0	0.75%	4.5%
12/31/2020	1.26	1,453	1,829	1.25%	8.7%	12/31/2020	1.27	0	0	1.00%	8.9%	12/31/2020	1.28	0	0	0.75%	9.2%
12/31/2019	1.16	1,291	1,495	1.25%	11.8%	12/31/2019	1.17	0	0	1.00%	12.0%	12/31/2019	1.18	0	0	0.75%	12.3%
12/31/2018	1.04	1,567	1,623	1.25%	-3.2%	12/31/2018	1.04	0	0	1.00%	-3.0%	12/31/2018	1.05	0	0	0.75%	-2.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.18	0	$0	0.50%	-13.2%	12/31/2022	$1.20	0	$0	0.25%	-13.0%	12/31/2022	$1.22	0	$0	0.00%	-12.7%
12/31/2021	1.36	0	0	0.50%	4.7%	12/31/2021	1.38	0	0	0.25%	5.0%	12/31/2021	1.39	0	0	0.00%	5.2%
12/31/2020	1.30	0	0	0.50%	9.5%	12/31/2020	1.31	0	0	0.25%	9.7%	12/31/2020	1.32	0	0	0.00%	10.0%
12/31/2019	1.18	0	0	0.50%	12.6%	12/31/2019	1.19	0	0	0.25%	12.9%	12/31/2019	1.20	0	0	0.00%	13.2%
12/31/2018	1.05	0	0	0.50%	-2.5%	12/31/2018	1.06	0	0	0.25%	-2.2%	12/31/2018	1.06	0	0	0.00%	-2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.9%
2021	2.1%
2020	1.8%
2019	2.5%
2018	3.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Total Bond Market Index Fund Admiral Class - 06-FMN

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,416,388	$10,786,668	1,001,573
Receivables: investments sold	79,990
Payables: investments purchased	-
Net assets	$9,496,378

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,813,997	8,131,415	$0.96
Band 100	-	-	0.98
Band 75	-	-	0.99
Band 50	-	-	1.01
Band 25	-	-	1.02
Band 0	1,682,381	1,622,956	1.04
Total	$9,496,378	9,754,371

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$226,914
Mortality & expense charges			(96,798)
Net investment income (loss)			130,116

Gain (loss) on investments:
Net realized gain (loss)			(304,021)
Realized gain distributions			7,359
Net change in unrealized appreciation (depreciation)			(1,319,294)
Net gain (loss)			(1,615,956)

Increase (decrease) in net assets from operations			$(1,485,840)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$130,116	$80,043
Net realized gain (loss)		(304,021)	154,418
Realized gain distributions		7,359	21,333
Net change in unrealized appreciation (depreciation)		(1,319,294)	(502,655)

Increase (decrease) in net assets from operations		(1,485,840)	(246,861)

Contract owner transactions:
Proceeds from units sold		11,884,956	6,920,226
Cost of units redeemed		(11,135,495)	(6,514,805)
Account charges		(20,448)	(10,425)
Increase (decrease)		729,013	394,996
Net increase (decrease)		(756,827)	148,135
Net assets, beginning		10,253,205	10,105,070
Net assets, ending		$9,496,378	$10,253,205

Units sold		11,843,993	6,560,915
Units redeemed		(11,136,897)	(6,185,672)
Net increase (decrease)		707,096	375,243
Units outstanding, beginning		9,047,275	8,672,032
Units outstanding, ending		9,754,371	9,047,275

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$41,792,530
Cost of units redeemed/account charges			(31,603,679)
Net investment income (loss)			593,700
Net realized gain (loss)			35,107
Realized gain distributions			49,000
Net change in unrealized appreciation (depreciation)			(1,370,280)
Net assets			$9,496,378

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.96	8,131	$7,814	1.25%	-14.2%	12/31/2022	$0.98	0	$0	1.00%	-14.0%	12/31/2022	$0.99	0	$0	0.75%	-13.8%
12/31/2021	1.12	7,463	8,362	1.25%	-2.9%	12/31/2021	1.13	11	13	1.00%	-2.7%	12/31/2021	1.15	0	0	0.75%	-2.4%
12/31/2020	1.15	7,051	8,138	1.25%	6.4%	12/31/2020	1.17	0	0	1.00%	6.7%	12/31/2020	1.18	0	0	0.75%	6.9%
12/31/2019	1.08	5,588	6,061	1.25%	7.4%	12/31/2019	1.09	0	0	1.00%	7.6%	12/31/2019	1.10	0	0	0.75%	7.9%
12/31/2018	1.01	6,397	6,462	1.25%	-1.3%	12/31/2018	1.02	0	0	1.00%	-1.0%	12/31/2018	1.02	0	0	0.75%	-0.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.01	0	$0	0.50%	-13.6%	12/31/2022	$1.02	0	$0	0.25%	-13.4%	12/31/2022	$1.04	1,623	$1,682	0.00%	-13.2%
12/31/2021	1.16	0	0	0.50%	-2.2%	12/31/2021	1.18	0	0	0.25%	-1.9%	12/31/2021	1.19	1,574	1,878	0.00%	-1.7%
12/31/2020	1.19	0	0	0.50%	7.2%	12/31/2020	1.20	0	0	0.25%	7.5%	12/31/2020	1.21	1,621	1,968	0.00%	7.7%
12/31/2019	1.11	0	0	0.50%	8.2%	12/31/2019	1.12	0	0	0.25%	8.5%	12/31/2019	1.13	1,154	1,301	0.00%	8.7%
12/31/2018	1.03	0	0	0.50%	-0.5%	12/31/2018	1.03	0	0	0.25%	-0.3%	12/31/2018	1.04	965	1,000	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.3%
2021	1.7%
2020	2.3%
2019	2.6%
2018	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Total International Bond Index Fund Admiral Class - 06-FMP

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$156,119	$177,127	8,227
Receivables: investments sold	-
Payables: investments purchased	(296)
Net assets	$155,823

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$155,823	164,940	$0.94
Band 100	-	-	0.96
Band 75	-	-	0.97
Band 50	-	-	0.99
Band 25	-	-	1.00
Band 0	-	-	1.02
Total	$155,823	164,940

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$2,495
Mortality & expense charges			(2,474)
Net investment income (loss)			21

Gain (loss) on investments:
Net realized gain (loss)			(25,135)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(7,812)
Net gain (loss)			(32,947)

Increase (decrease) in net assets from operations			$(32,926)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$21	$5,555
Net realized gain (loss)		(25,135)	(1,915)
Realized gain distributions		-	2,049
Net change in unrealized appreciation (depreciation)		(7,812)	(13,815)

Increase (decrease) in net assets from operations		(32,926)	(8,126)

Contract owner transactions:
Proceeds from units sold		108,186	351,376
Cost of units redeemed		(215,966)	(150,735)
Account charges		(284)	(736)
Increase (decrease)		(108,064)	199,905
Net increase (decrease)		(140,990)	191,779
Net assets, beginning		296,813	105,034
Net assets, ending		$155,823	$296,813

Units sold		105,909	314,591
Units redeemed		(211,153)	(136,737)
Net increase (decrease)		(105,244)	177,854
Units outstanding, beginning		270,184	92,330
Units outstanding, ending		164,940	270,184

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$917,503
Cost of units redeemed/account charges			(731,923)
Net investment income (loss)			8,987
Net realized gain (loss)			(19,942)
Realized gain distributions			2,206
Net change in unrealized appreciation (depreciation)			(21,008)
Net assets			$155,823

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.94	165	$156	1.25%	-14.0%	12/31/2022	$0.96	0	$0	1.00%	-13.8%	12/31/2022	$0.97	0	$0	0.75%	-13.6%
12/31/2021	1.10	270	297	1.25%	-3.4%	12/31/2021	1.11	0	0	1.00%	-3.2%	12/31/2021	1.13	0	0	0.75%	-2.9%
12/31/2020	1.14	92	105	1.25%	3.2%	12/31/2020	1.15	0	0	1.00%	3.5%	12/31/2020	1.16	0	0	0.75%	3.8%
12/31/2019	1.10	84	92	1.25%	6.5%	12/31/2019	1.11	0	0	1.00%	6.8%	12/31/2019	1.12	0	0	0.75%	7.0%
12/31/2018	1.03	100	103	1.25%	1.7%	12/31/2018	1.04	0	0	1.00%	1.9%	12/31/2018	1.05	0	0	0.75%	2.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.99	0	$0	0.50%	-13.4%	12/31/2022	$1.00	0	$0	0.25%	-13.1%	12/31/2022	$1.02	0	$0	0.00%	-12.9%
12/31/2021	1.14	0	0	0.50%	-2.7%	12/31/2021	1.16	0	0	0.25%	-2.5%	12/31/2021	1.17	0	0	0.00%	-2.2%
12/31/2020	1.17	0	0	0.50%	4.0%	12/31/2020	1.18	0	0	0.25%	4.3%	12/31/2020	1.20	0	0	0.00%	4.5%
12/31/2019	1.13	0	0	0.50%	7.3%	12/31/2019	1.14	0	0	0.25%	7.6%	12/31/2019	1.14	0	0	0.00%	7.8%
12/31/2018	1.05	0	0	0.50%	2.5%	12/31/2018	1.06	0	0	0.25%	2.7%	12/31/2018	1.06	0	0	0.00%	3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.1%
2021	4.5%
2020	1.2%
2019	3.2%
2018	4.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Total International Stock Index Fund Admiral Class - 06-FMR

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$20,355,626	$22,219,495	731,452
Receivables: investments sold	22,629
Payables: investments purchased	-
Net assets	$20,378,255

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$19,301,367	15,563,221	$1.24
Band 100	-	-	1.26
Band 75	-	-	1.28
Band 50	-	-	1.30
Band 25	-	-	1.32
Band 0	1,076,888	804,954	1.34
Total	$20,378,255	16,368,175

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$598,090
Mortality & expense charges			(240,060)
Net investment income (loss)			358,030

Gain (loss) on investments:
Net realized gain (loss)			(119,817)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(4,223,815)
Net gain (loss)			(4,343,632)

Increase (decrease) in net assets from operations			$(3,985,602)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$358,030	$388,192
Net realized gain (loss)		(119,817)	673,250
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(4,223,815)	12,954

Increase (decrease) in net assets from operations		(3,985,602)	1,074,396

Contract owner transactions:
Proceeds from units sold		23,932,148	11,104,393
Cost of units redeemed		(22,126,364)	(3,883,386)
Account charges		(42,118)	(23,911)
Increase (decrease)		1,763,666	7,197,096
Net increase (decrease)		(2,221,936)	8,271,492
Net assets, beginning		22,600,191	14,328,699
Net assets, ending		$20,378,255	$22,600,191

Units sold		18,998,429	7,710,533
Units redeemed		(17,700,564)	(2,885,476)
Net increase (decrease)		1,297,865	4,825,057
Units outstanding, beginning		15,070,310	10,245,253
Units outstanding, ending		16,368,175	15,070,310

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$53,883,820
Cost of units redeemed/account charges			(33,274,972)
Net investment income (loss)			1,208,334
Net realized gain (loss)			424,942
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,863,869)
Net assets			$20,378,255

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.24	15,563	$19,301	1.25%	-17.1%	12/31/2022	$1.26	0	$0	1.00%	-16.8%	12/31/2022	$1.28	0	$0	0.75%	-16.6%
12/31/2021	1.50	14,373	21,489	1.25%	7.3%	12/31/2021	1.51	0	0	1.00%	7.5%	12/31/2021	1.53	0	0	0.75%	7.8%
12/31/2020	1.39	9,561	13,326	1.25%	9.9%	12/31/2020	1.41	0	0	1.00%	10.2%	12/31/2020	1.42	0	0	0.75%	10.4%
12/31/2019	1.27	9,605	12,181	1.25%	20.0%	12/31/2019	1.28	0	0	1.00%	20.3%	12/31/2019	1.29	0	0	0.75%	20.6%
12/31/2018	1.06	5,506	5,819	1.25%	-15.5%	12/31/2018	1.06	0	0	1.00%	-15.3%	12/31/2018	1.07	0	0	0.75%	-15.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.30	0	$0	0.50%	-16.4%	12/31/2022	$1.32	0	$0	0.25%	-16.2%	12/31/2022	$1.34	805	$1,077	0.00%	-16.0%
12/31/2021	1.55	0	0	0.50%	8.1%	12/31/2021	1.57	0	0	0.25%	8.4%	12/31/2021	1.59	698	1,111	0.00%	8.6%
12/31/2020	1.44	0	0	0.50%	10.7%	12/31/2020	1.45	0	0	0.25%	11.0%	12/31/2020	1.47	684	1,003	0.00%	11.3%
12/31/2019	1.30	0	0	0.50%	20.9%	12/31/2019	1.31	0	0	0.25%	21.2%	12/31/2019	1.32	500	658	0.00%	21.5%
12/31/2018	1.07	0	0	0.50%	-14.9%	12/31/2018	1.08	0	0	0.25%	-14.6%	12/31/2018	1.08	310	337	0.00%	-14.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.8%
2021	3.2%
2020	2.2%
2019	3.2%
2018	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Total Stock Market Index Fund Admiral Class - 06-FMT

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,925,499	$11,924,098	138,948
Receivables: investments sold	10,629
Payables: investments purchased	-
Net assets	$12,936,128

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,056,256	6,517,320	$1.70
Band 100	-	-	1.72
Band 75	1,879,872	1,075,040	1.75
Band 50	-	-	1.78
Band 25	-	-	1.80
Band 0	-	-	1.83
Total	$12,936,128	7,592,360

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$202,926
Mortality & expense charges			(153,559)
Net investment income (loss)			49,367

Gain (loss) on investments:
Net realized gain (loss)			321,382
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(3,476,375)
Net gain (loss)			(3,154,993)

Increase (decrease) in net assets from operations			$(3,105,626)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$49,367	$23,230
Net realized gain (loss)		321,382	429,396
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(3,476,375)	2,221,355

Increase (decrease) in net assets from operations		(3,105,626)	2,673,981

Contract owner transactions:
Proceeds from units sold		4,220,736	3,072,665
Cost of units redeemed		(2,730,669)	(1,997,443)
Account charges		(11,812)	(7,161)
Increase (decrease)		1,478,255	1,068,061
Net increase (decrease)		(1,627,371)	3,742,042
Net assets, beginning		14,563,499	10,821,457
Net assets, ending		$12,936,128	$14,563,499

Units sold		2,339,895	1,606,659
Units redeemed		(1,537,727)	(1,083,417)
Net increase (decrease)		802,168	523,242
Units outstanding, beginning		6,790,192	6,266,950
Units outstanding, ending		7,592,360	6,790,192

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$24,646,252
Cost of units redeemed/account charges			(14,193,255)
Net investment income (loss)			223,134
Net realized gain (loss)			1,258,596
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,001,401
Net assets			$12,936,128

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.70	6,517	$11,056	1.25%	-20.5%	12/31/2022	$1.72	0	$0	1.00%	-20.3%	12/31/2022	$1.75	1,075	$1,880	0.75%	-20.1%
12/31/2021	2.13	5,517	11,777	1.25%	24.2%	12/31/2021	2.16	0	0	1.00%	24.5%	12/31/2021	2.19	1,273	2,787	0.75%	24.8%
12/31/2020	1.72	4,942	8,497	1.25%	19.5%	12/31/2020	1.74	0	0	1.00%	19.8%	12/31/2020	1.75	1,325	2,325	0.75%	20.1%
12/31/2019	1.44	5,373	7,731	1.25%	29.2%	12/31/2019	1.45	0	0	1.00%	29.5%	12/31/2019	1.46	1,499	2,190	0.75%	29.8%
12/31/2018	1.11	2,536	2,825	1.25%	-6.4%	12/31/2018	1.12	0	0	1.00%	-6.1%	12/31/2018	1.13	1,631	1,835	0.75%	-5.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.78	0	$0	0.50%	-19.9%	12/31/2022	$1.80	0	$0	0.25%	-19.7%	12/31/2022	$1.83	0	$0	0.00%	-19.5%
12/31/2021	2.22	0	0	0.50%	25.1%	12/31/2021	2.25	0	0	0.25%	25.4%	12/31/2021	2.27	0	0	0.00%	25.7%
12/31/2020	1.77	0	0	0.50%	20.4%	12/31/2020	1.79	0	0	0.25%	20.7%	12/31/2020	1.81	0	0	0.00%	21.0%
12/31/2019	1.47	0	0	0.50%	30.2%	12/31/2019	1.48	0	0	0.25%	30.5%	12/31/2019	1.50	0	0	0.00%	30.8%
12/31/2018	1.13	0	0	0.50%	-5.6%	12/31/2018	1.14	0	0	0.25%	-5.4%	12/31/2018	1.14	0	0	0.00%	-5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.5%
2021	1.3%
2020	1.5%
2019	1.8%
2018	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard U.S Growth Fund Admiral Class - 06-FMV

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,671,930	$23,521,684	146,446
Receivables: investments sold	166,058
Payables: investments purchased	-
Net assets	$14,837,988

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$14,837,988	8,468,060	$1.75
Band 100	-	-	1.78
Band 75	-	-	1.81
Band 50	-	-	1.83
Band 25	-	-	1.86
Band 0	-	-	1.89
Total	$14,837,988	8,468,060

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$71,007
Mortality & expense charges			(205,965)
Net investment income (loss)			(134,958)

Gain (loss) on investments:
Net realized gain (loss)			(1,032,184)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(7,901,835)
Net gain (loss)			(8,934,019)

Increase (decrease) in net assets from operations			$(9,068,977)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(134,958)	$(96,428)
Net realized gain (loss)		(1,032,184)	818,351
Realized gain distributions		-	1,938,216
Net change in unrealized appreciation (depreciation)		(7,901,835)	(2,149,016)

Increase (decrease) in net assets from operations		(9,068,977)	511,123

Contract owner transactions:
Proceeds from units sold		10,358,688	19,465,288
Cost of units redeemed		(7,332,446)	(3,369,435)
Account charges		(18,357)	(6,852)
Increase (decrease)		3,007,885	16,089,001
Net increase (decrease)		(6,061,092)	16,600,124
Net assets, beginning		20,899,080	4,298,956
Net assets, ending		$14,837,988	$20,899,080

Units sold		4,926,406	6,984,738
Units redeemed		(3,575,085)	(1,493,788)
Net increase (decrease)		1,351,321	5,490,950
Units outstanding, beginning		7,116,739	1,625,789
Units outstanding, ending		8,468,060	7,116,739

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$35,241,845
Cost of units redeemed/account charges			(13,441,596)
Net investment income (loss)			(264,748)
Net realized gain (loss)			(61,938)
Realized gain distributions			2,214,179
Net change in unrealized appreciation (depreciation)			(8,849,754)
Net assets			$14,837,988

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.75	8,468	$14,838	1.25%	-40.3%	12/31/2022	$1.78	0	$0	1.00%	-40.2%	12/31/2022	$1.81	0	$0	0.75%	-40.0%
12/31/2021	2.94	7,117	20,899	1.25%	11.1%	12/31/2021	2.97	0	0	1.00%	11.3%	12/31/2021	3.01	0	0	0.75%	11.6%
12/31/2020	2.64	1,626	4,299	1.25%	56.8%	12/31/2020	2.67	0	0	1.00%	57.2%	12/31/2020	2.70	0	0	0.75%	57.6%
12/31/2019	1.69	838	1,413	1.25%	31.9%	12/31/2019	1.70	0	0	1.00%	32.2%	12/31/2019	1.71	0	0	0.75%	32.5%
12/31/2018	1.28	603	772	1.25%	-0.5%	12/31/2018	1.29	0	0	1.00%	-0.3%	12/31/2018	1.29	0	0	0.75%	0.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.83	0	$0	0.50%	-39.9%	12/31/2022	$1.86	0	$0	0.25%	-39.7%	12/31/2022	$1.89	0	$0	0.00%	-39.6%
12/31/2021	3.05	0	0	0.50%	11.9%	12/31/2021	3.09	0	0	0.25%	12.2%	12/31/2021	3.13	0	0	0.00%	12.5%
12/31/2020	2.73	0	0	0.50%	57.9%	12/31/2020	2.75	0	0	0.25%	58.3%	12/31/2020	2.78	0	0	0.00%	58.7%
12/31/2019	1.73	0	0	0.50%	32.8%	12/31/2019	1.74	0	0	0.25%	33.2%	12/31/2019	1.75	0	0	0.00%	33.5%
12/31/2018	1.30	0	0	0.50%	0.2%	12/31/2018	1.31	0	0	0.25%	0.5%	12/31/2018	1.31	0	0	0.00%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.4%
2021	0.1%
2020	0.2%
2019	0.4%
2018	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Value Index Fund Admiral Class - 06-FMW

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,024,836	$5,553,591	109,278
Receivables: investments sold	-
Payables: investments purchased	(40,755)
Net assets	$5,984,081

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,984,081	3,659,771	$1.64
Band 100	-	-	1.66
Band 75	-	-	1.69
Band 50	-	-	1.71
Band 25	-	-	1.74
Band 0	-	-	1.76
Total	$5,984,081	3,659,771

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$112,342
Mortality & expense charges			(52,634)
Net investment income (loss)			59,708

Gain (loss) on investments:
Net realized gain (loss)			59,094
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(252,338)
Net gain (loss)			(193,244)

Increase (decrease) in net assets from operations			$(133,536)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$59,708	$38,502
Net realized gain (loss)		59,094	102,984
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(252,338)	546,428

Increase (decrease) in net assets from operations		(133,536)	687,914

Contract owner transactions:
Proceeds from units sold		3,483,521	1,450,461
Cost of units redeemed		(1,257,670)	(625,532)
Account charges		(6,174)	(3,213)
Increase (decrease)		2,219,677	821,716
Net increase (decrease)		2,086,141	1,509,630
Net assets, beginning		3,897,940	2,388,310
Net assets, ending		$5,984,081	$3,897,940

Units sold		2,183,421	944,372
Units redeemed		(828,828)	(403,758)
Net increase (decrease)		1,354,593	540,614
Units outstanding, beginning		2,305,178	1,764,564
Units outstanding, ending		3,659,771	2,305,178

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$9,577,152
Cost of units redeemed/account charges			(4,387,850)
Net investment income (loss)			170,411
Net realized gain (loss)			153,123
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			471,245
Net assets			$5,984,081

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.64	3,660	$5,984	1.25%	-3.3%	12/31/2022	$1.66	0	$0	1.00%	-3.1%	12/31/2022	$1.69	0	$0	0.75%	-2.8%
12/31/2021	1.69	2,290	3,872	1.25%	24.9%	12/31/2021	1.71	15	26	1.00%	25.2%	12/31/2021	1.73	0	0	0.75%	25.5%
12/31/2020	1.35	1,762	2,385	1.25%	1.0%	12/31/2020	1.37	2	3	1.00%	1.3%	12/31/2020	1.38	0	0	0.75%	1.5%
12/31/2019	1.34	1,949	2,611	1.25%	24.3%	12/31/2019	1.35	0	0	1.00%	24.6%	12/31/2019	1.36	0	0	0.75%	24.9%
12/31/2018	1.08	1,482	1,598	1.25%	-6.6%	12/31/2018	1.08	0	0	1.00%	-6.4%	12/31/2018	1.09	0	0	0.75%	-6.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.71	0	$0	0.50%	-2.6%	12/31/2022	$1.74	0	$0	0.25%	-2.3%	12/31/2022	$1.76	0	$0	0.00%	-2.1%
12/31/2021	1.76	0	0	0.50%	25.9%	12/31/2021	1.78	0	0	0.25%	26.2%	12/31/2021	1.80	0	0	0.00%	26.5%
12/31/2020	1.40	0	0	0.50%	1.8%	12/31/2020	1.41	0	0	0.25%	2.0%	12/31/2020	1.42	0	0	0.00%	2.3%
12/31/2019	1.37	0	0	0.50%	25.2%	12/31/2019	1.38	0	0	0.25%	25.5%	12/31/2019	1.39	0	0	0.00%	25.8%
12/31/2018	1.10	0	0	0.50%	-5.9%	12/31/2018	1.10	0	0	0.25%	-5.7%	12/31/2018	1.11	0	0	0.00%	-5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.3%
2021	2.6%
2020	2.4%
2019	2.2%
2018	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard GNMA Fund Admiral Class - 06-GFM

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,197,603	$1,352,566	130,471
Receivables: investments sold	1,649
Payables: investments purchased	-
Net assets	$1,199,252

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,199,252	1,300,157	$0.92
Band 100	-	-	0.94
Band 75	-	-	0.95
Band 50	-	-	0.96
Band 25	-	-	0.97
Band 0	-	-	0.99
Total	$1,199,252	1,300,157

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$34,565
Mortality & expense charges			(18,671)
Net investment income (loss)			15,894

Gain (loss) on investments:
Net realized gain (loss)			(49,800)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(163,240)
Net gain (loss)			(213,040)

Increase (decrease) in net assets from operations			$(197,146)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$15,894	$(6,307)
Net realized gain (loss)		(49,800)	2,305
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(163,240)	(31,939)

Increase (decrease) in net assets from operations		(197,146)	(35,941)

Contract owner transactions:
Proceeds from units sold		164,276	348,878
Cost of units redeemed		(413,757)	(165,340)
Account charges		(2,197)	(2,460)
Increase (decrease)		(251,678)	181,078
Net increase (decrease)		(448,824)	145,137
Net assets, beginning		1,648,076	1,502,939
Net assets, ending		$1,199,252	$1,648,076

Units sold		172,523	417,469
Units redeemed		(447,782)	(246,321)
Net increase (decrease)		(275,259)	171,148
Units outstanding, beginning		1,575,416	1,404,268
Units outstanding, ending		1,300,157	1,575,416

* Date of Fund Inception into Variable Account: 7 /21 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$4,112,242
Cost of units redeemed/account charges			(2,817,908)
Net investment income (loss)			66,593
Net realized gain (loss)			(6,712)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(154,963)
Net assets			$1,199,252

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.92	1,300	$1,199	1.25%	-11.8%	12/31/2022	$0.94	0	$0	1.00%	-11.6%	12/31/2022	$0.95	0	$0	0.75%	-11.4%
12/31/2021	1.05	1,575	1,648	1.25%	-2.3%	12/31/2021	1.06	0	0	1.00%	-2.0%	12/31/2021	1.07	0	0	0.75%	-1.8%
12/31/2020	1.07	1,404	1,503	1.25%	2.5%	12/31/2020	1.08	0	0	1.00%	2.8%	12/31/2020	1.09	0	0	0.75%	3.1%
12/31/2019	1.04	1,759	1,836	1.25%	4.6%	12/31/2019	1.05	0	0	1.00%	4.9%	12/31/2019	1.06	0	0	0.75%	5.2%
12/31/2018	1.00	1,746	1,742	1.25%	-0.3%	12/31/2018	1.00	0	0	1.00%	0.0%	12/31/2018	1.00	0	0	0.75%	0.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.96	0	$0	0.50%	-11.2%	12/31/2022	$0.97	0	$0	0.25%	-10.9%	12/31/2022	$0.99	0	$0	0.00%	-10.7%
12/31/2021	1.08	0	0	0.50%	-1.5%	12/31/2021	1.09	0	0	0.25%	-1.3%	12/31/2021	1.11	0	0	0.00%	-1.0%
12/31/2020	1.10	0	0	0.50%	3.3%	12/31/2020	1.11	0	0	0.25%	3.6%	12/31/2020	1.12	0	0	0.00%	3.8%
12/31/2019	1.06	0	0	0.50%	5.4%	12/31/2019	1.07	0	0	0.25%	5.7%	12/31/2019	1.08	0	0	0.00%	5.9%
12/31/2018	1.01	0	0	0.50%	0.5%	12/31/2018	1.01	0	0	0.25%	0.7%	12/31/2018	1.02	0	0	0.00%	1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.4%
2021	0.9%
2020	2.2%
2019	3.0%
2018	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Inflation-Protected Securities Fund Admiral Class - 06-GFC

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,419,287	$2,741,679	105,082
Receivables: investments sold	13,383
Payables: investments purchased	-
Net assets	$2,432,670

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,432,670	2,334,587	$1.04
Band 100	-	-	1.06
Band 75	-	-	1.07
Band 50	-	-	1.09
Band 25	-	-	1.10
Band 0	-	-	1.12
Total	$2,432,670	2,334,587

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$160,322
Mortality & expense charges			(24,009)
Net investment income (loss)			136,313

Gain (loss) on investments:
Net realized gain (loss)			(17,678)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(389,281)
Net gain (loss)			(406,959)

Increase (decrease) in net assets from operations			$(270,646)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$136,313	$55,659
Net realized gain (loss)		(17,678)	18,046
Realized gain distributions		-	38
Net change in unrealized appreciation (depreciation)		(389,281)	(15,342)

Increase (decrease) in net assets from operations		(270,646)	58,401

Contract owner transactions:
Proceeds from units sold		1,396,969	971,272
Cost of units redeemed		(723,112)	(233,051)
Account charges		(5,819)	(4,694)
Increase (decrease)		668,038	733,527
Net increase (decrease)		397,392	791,928
Net assets, beginning		2,035,278	1,243,350
Net assets, ending		$2,432,670	$2,035,278

Units sold		1,467,144	819,973
Units redeemed		(832,200)	(203,963)
Net increase (decrease)		634,944	616,010
Units outstanding, beginning		1,699,643	1,083,633
Units outstanding, ending		2,334,587	1,699,643

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$3,787,650
Cost of units redeemed/account charges			(1,253,821)
Net investment income (loss)			211,212
Net realized gain (loss)			9,983
Realized gain distributions			38
Net change in unrealized appreciation (depreciation)			(322,392)
Net assets			$2,432,670

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.04	2,335	$2,433	1.25%	-13.0%	12/31/2022	$1.06	0	$0	1.00%	-12.8%	12/31/2022	$1.07	0	$0	0.75%	-12.5%
12/31/2021	1.20	1,700	2,035	1.25%	4.4%	12/31/2021	1.21	0	0	1.00%	4.6%	12/31/2021	1.22	0	0	0.75%	4.9%
12/31/2020	1.15	1,084	1,243	1.25%	9.6%	12/31/2020	1.16	0	0	1.00%	9.9%	12/31/2020	1.17	0	0	0.75%	10.1%
12/31/2019	1.05	949	994	1.25%	6.8%	12/31/2019	1.05	0	0	1.00%	7.1%	12/31/2019	1.06	0	0	0.75%	7.4%
12/31/2018	0.98	355	348	1.25%	-2.6%	12/31/2018	0.98	0	0	1.00%	-2.4%	12/31/2018	0.99	0	0	0.75%	-2.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.09	0	$0	0.50%	-12.3%	12/31/2022	$1.10	0	$0	0.25%	-12.1%	12/31/2022	$1.12	0	$0	0.00%	-11.9%
12/31/2021	1.24	0	0	0.50%	5.2%	12/31/2021	1.25	0	0	0.25%	5.4%	12/31/2021	1.27	0	0	0.00%	5.7%
12/31/2020	1.18	0	0	0.50%	10.4%	12/31/2020	1.19	0	0	0.25%	10.7%	12/31/2020	1.20	0	0	0.00%	11.0%
12/31/2019	1.07	0	0	0.50%	7.6%	12/31/2019	1.07	0	0	0.25%	7.9%	12/31/2019	1.08	0	0	0.00%	8.2%
12/31/2018	0.99	0	0	0.50%	-1.9%	12/31/2018	1.00	0	0	0.25%	-1.6%	12/31/2018	1.00	0	0	0.00%	-1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	7.2%
2021	4.4%
2020	1.5%
2019	2.3%
2018	4.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Long-Term Investment-Grade Fund Admiral Class - 06-GJY

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$110,444	$154,552	14,169
Receivables: investments sold	81
Payables: investments purchased	-
Net assets	$110,525

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$106,599	115,899	$0.92
Band 100	-	-	0.94
Band 75	3,926	4,161	0.94
Band 50	-	-	0.96
Band 25	-	-	0.97
Band 0	-	-	0.98
Total	$110,525	120,060

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$4,962
Mortality & expense charges			(1,502)
Net investment income (loss)			3,460

Gain (loss) on investments:
Net realized gain (loss)			(7,615)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(36,063)
Net gain (loss)			(43,678)

Increase (decrease) in net assets from operations			$(40,218)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,460	$2,676
Net realized gain (loss)		(7,615)	(3,142)
Realized gain distributions		-	3,149
Net change in unrealized appreciation (depreciation)		(36,063)	(6,802)

Increase (decrease) in net assets from operations		(40,218)	(4,119)

Contract owner transactions:
Proceeds from units sold		21,899	106,271
Cost of units redeemed		(21,546)	(60,309)
Account charges		(236)	(293)
Increase (decrease)		117	45,669
Net increase (decrease)		(40,101)	41,550
Net assets, beginning		150,626	109,076
Net assets, ending		$110,525	$150,626

Units sold		21,878	87,552
Units redeemed		(22,111)	(51,368)
Net increase (decrease)		(233)	36,184
Units outstanding, beginning		120,293	84,109
Units outstanding, ending		120,060	120,293

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$479,201
Cost of units redeemed/account charges			(327,693)
Net investment income (loss)			8,478
Net realized gain (loss)			(13,660)
Realized gain distributions			8,307
Net change in unrealized appreciation (depreciation)			(44,108)
Net assets			$110,525

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.92	116	$107	1.25%	-26.5%	12/31/2022	$0.94	0	$0	1.00%	-26.3%	12/31/2022	$0.94	4	$4	0.75%	-26.1%
12/31/2021	1.25	116	145	1.25%	-3.5%	12/31/2021	1.28	0	0	1.00%	-3.3%	12/31/2021	1.28	4	6	0.75%	-3.0%
12/31/2020	1.30	84	109	1.25%	14.1%	12/31/2020	1.32	0	0	1.00%	14.4%	12/31/2020	1.32	0	0	0.75%	14.7%
12/31/2019	1.14	88	100	1.25%	19.1%	12/31/2019	1.16	0	0	1.00%	19.6%	12/31/2019	1.15	0	0	0.75%	19.7%
12/31/2018	0.95	0	0	1.25%	-7.0%	12/31/2018	0.97	0	0	1.00%	-5.9%	12/31/2018	0.96	0	0	0.75%	-6.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.96	0	$0	0.50%	-25.9%	12/31/2022	$0.97	0	$0	0.25%	-25.8%	12/31/2022	$0.98	0	$0	0.00%	-25.6%
12/31/2021	1.29	0	0	0.50%	-2.8%	12/31/2021	1.30	0	0	0.25%	-2.5%	12/31/2021	1.32	0	0	0.00%	-2.3%
12/31/2020	1.33	0	0	0.50%	14.9%	12/31/2020	1.34	0	0	0.25%	15.2%	12/31/2020	1.35	0	0	0.00%	15.5%
12/31/2019	1.15	0	0	0.50%	20.0%	12/31/2019	1.16	0	0	0.25%	20.3%	12/31/2019	1.17	0	0	0.00%	20.6%
12/31/2018	0.96	0	0	0.50%	-6.3%	12/31/2018	0.97	0	0	0.25%	-6.1%	12/31/2018	0.97	0	0	0.00%	-5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.8%
2021	3.4%
2020	3.3%
2019	0.6%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Wellesley Income Fund Admiral Class - 06-GCT

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$732,717	$827,934	12,372
Receivables: investments sold	216
Payables: investments purchased	-
Net assets	$732,933

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$732,933	617,071	$1.19
Band 100	-	-	1.20
Band 75	-	-	1.22
Band 50	-	-	1.24
Band 25	-	-	1.25
Band 0	-	-	1.27
Total	$732,933	617,071

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$21,104
Mortality & expense charges			(8,627)
Net investment income (loss)			12,477

Gain (loss) on investments:
Net realized gain (loss)			(3,821)
Realized gain distributions			31,237
Net change in unrealized appreciation (depreciation)			(112,482)
Net gain (loss)			(85,066)

Increase (decrease) in net assets from operations			$(72,589)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$12,477	$9,930
Net realized gain (loss)		(3,821)	36,694
Realized gain distributions		31,237	23,514
Net change in unrealized appreciation (depreciation)		(112,482)	(12,939)

Increase (decrease) in net assets from operations		(72,589)	57,199

Contract owner transactions:
Proceeds from units sold		159,386	232,176
Cost of units redeemed		(44,053)	(481,204)
Account charges		(1,674)	(1,393)
Increase (decrease)		113,659	(250,421)
Net increase (decrease)		41,070	(193,222)
Net assets, beginning		691,863	885,085
Net assets, ending		$732,933	$691,863

Units sold		155,829	191,112
Units redeemed		(62,224)	(385,687)
Net increase (decrease)		93,605	(194,575)
Units outstanding, beginning		523,466	718,041
Units outstanding, ending		617,071	523,466

* Date of Fund Inception into Variable Account: 7 /21 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,544,274
Cost of units redeemed/account charges			(860,050)
Net investment income (loss)			35,770
Net realized gain (loss)			33,223
Realized gain distributions			74,933
Net change in unrealized appreciation (depreciation)			(95,217)
Net assets			$732,933

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.19	617	$733	1.25%	-10.1%	12/31/2022	$1.20	0	$0	1.00%	-9.9%	12/31/2022	$1.22	0	$0	0.75%	-9.7%
12/31/2021	1.32	523	692	1.25%	7.2%	12/31/2021	1.34	0	0	1.00%	7.5%	12/31/2021	1.35	0	0	0.75%	7.8%
12/31/2020	1.23	718	885	1.25%	7.2%	12/31/2020	1.24	0	0	1.00%	7.5%	12/31/2020	1.25	0	0	0.75%	7.7%
12/31/2019	1.15	230	265	1.25%	15.0%	12/31/2019	1.16	0	0	1.00%	15.3%	12/31/2019	1.16	0	0	0.75%	15.6%
12/31/2018	1.00	68	68	1.25%	-3.7%	12/31/2018	1.00	0	0	1.00%	-3.5%	12/31/2018	1.01	0	0	0.75%	-3.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.24	0	$0	0.50%	-9.5%	12/31/2022	$1.25	0	$0	0.25%	-9.2%	12/31/2022	$1.27	0	$0	0.00%	-9.0%
12/31/2021	1.37	0	0	0.50%	8.0%	12/31/2021	1.38	0	0	0.25%	8.3%	12/31/2021	1.40	0	0	0.00%	8.6%
12/31/2020	1.26	0	0	0.50%	8.0%	12/31/2020	1.28	0	0	0.25%	8.3%	12/31/2020	1.29	0	0	0.00%	8.5%
12/31/2019	1.17	0	0	0.50%	15.9%	12/31/2019	1.18	0	0	0.25%	16.2%	12/31/2019	1.19	0	0	0.00%	16.5%
12/31/2018	1.01	0	0	0.50%	-3.0%	12/31/2018	1.01	0	0	0.25%	-2.7%	12/31/2018	1.02	0	0	0.00%	-2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.0%
2021	2.6%
2020	2.3%
2019	3.6%
2018	3.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Wellington Fund Admiral Class - 06-GFF

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,955,320	$2,229,330	29,475
Receivables: investments sold	-
Payables: investments purchased	(197)
Net assets	$1,955,123

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,955,123	1,447,639	$1.35
Band 100	-	-	1.37
Band 75	-	-	1.39
Band 50	-	-	1.41
Band 25	-	-	1.43
Band 0	-	-	1.45
Total	$1,955,123	1,447,639

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$42,514
Mortality & expense charges			(25,217)
Net investment income (loss)			17,297

Gain (loss) on investments:
Net realized gain (loss)			(8,148)
Realized gain distributions			108,773
Net change in unrealized appreciation (depreciation)			(479,931)
Net gain (loss)			(379,306)

Increase (decrease) in net assets from operations			$(362,009)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$17,297	$13,490
Net realized gain (loss)		(8,148)	90,508
Realized gain distributions		108,773	151,494
Net change in unrealized appreciation (depreciation)		(479,931)	111,293

Increase (decrease) in net assets from operations		(362,009)	366,785

Contract owner transactions:
Proceeds from units sold		189,270	1,264,671
Cost of units redeemed		(208,963)	(1,190,326)
Account charges		(3,939)	(4,072)
Increase (decrease)		(23,632)	70,273
Net increase (decrease)		(385,641)	437,058
Net assets, beginning		2,340,764	1,903,706
Net assets, ending		$1,955,123	$2,340,764

Units sold		135,604	895,776
Units redeemed		(155,535)	(832,138)
Net increase (decrease)		(19,931)	63,638
Units outstanding, beginning		1,467,570	1,403,932
Units outstanding, ending		1,447,639	1,467,570

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$5,113,836
Cost of units redeemed/account charges			(3,663,160)
Net investment income (loss)			111,624
Net realized gain (loss)			96,868
Realized gain distributions			569,965
Net change in unrealized appreciation (depreciation)			(274,010)
Net assets			$1,955,123

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.35	1,448	$1,955	1.25%	-15.3%	12/31/2022	$1.37	0	$0	1.00%	-15.1%	12/31/2022	$1.39	0	$0	0.75%	-14.9%
12/31/2021	1.59	1,468	2,341	1.25%	17.6%	12/31/2021	1.61	0	0	1.00%	17.9%	12/31/2021	1.63	0	0	0.75%	18.2%
12/31/2020	1.36	1,404	1,904	1.25%	9.3%	12/31/2020	1.37	0	0	1.00%	9.6%	12/31/2020	1.38	0	0	0.75%	9.9%
12/31/2019	1.24	1,646	2,042	1.25%	21.1%	12/31/2019	1.25	0	0	1.00%	21.4%	12/31/2019	1.26	0	0	0.75%	21.7%
12/31/2018	1.02	1,626	1,666	1.25%	-4.6%	12/31/2018	1.03	0	0	1.00%	-4.3%	12/31/2018	1.03	0	0	0.75%	-4.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.41	0	$0	0.50%	-14.7%	12/31/2022	$1.43	0	$0	0.25%	-14.5%	12/31/2022	$1.45	0	$0	0.00%	-14.3%
12/31/2021	1.65	0	0	0.50%	18.5%	12/31/2021	1.67	0	0	0.25%	18.8%	12/31/2021	1.69	0	0	0.00%	19.1%
12/31/2020	1.39	0	0	0.50%	10.1%	12/31/2020	1.40	0	0	0.25%	10.4%	12/31/2020	1.42	0	0	0.00%	10.7%
12/31/2019	1.26	0	0	0.50%	22.0%	12/31/2019	1.27	0	0	0.25%	22.3%	12/31/2019	1.28	0	0	0.00%	22.6%
12/31/2018	1.04	0	0	0.50%	-3.8%	12/31/2018	1.04	0	0	0.25%	-3.6%	12/31/2018	1.04	0	0	0.00%	-3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.0%
2021	2.0%
2020	2.2%
2019	2.8%
2018	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard FTSE All-World ex-US Index Fund Admiral Class - 06-3CC

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$99,083	$96,993	3,081
Receivables: investments sold	-
Payables: investments purchased	(2,804)
Net assets	$96,279

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$96,279	96,825	$0.99
Band 100	-	-	1.01
Band 75	-	-	1.02
Band 50	-	-	1.03
Band 25	-	-	1.04
Band 0	-	-	1.05
Total	$96,279	96,825

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,439
Mortality & expense charges			(326)
Net investment income (loss)			1,113

Gain (loss) on investments:
Net realized gain (loss)			(346)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(100)
Net gain (loss)			(446)

Increase (decrease) in net assets from operations			$667

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,113	$347
Net realized gain (loss)		(346)	1,204
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(100)	(313)

Increase (decrease) in net assets from operations		667	1,238

Contract owner transactions:
Proceeds from units sold		84,040	6,730
Cost of units redeemed		(7,736)	(5,198)
Account charges		(120)	(3)
Increase (decrease)		76,184	1,529
Net increase (decrease)		76,851	2,767
Net assets, beginning		19,428	16,661
Net assets, ending		$96,279	$19,428

Units sold		88,619	5,664
Units redeemed		(8,099)	(4,289)
Net increase (decrease)		80,520	1,375
Units outstanding, beginning		16,305	14,930
Units outstanding, ending		96,825	16,305

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$116,018
Cost of units redeemed/account charges			(26,560)
Net investment income (loss)			1,678
Net realized gain (loss)			3,053
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,090
Net assets			$96,279

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.99	97	$96	1.25%	-16.6%	12/31/2022	$1.01	0	$0	1.00%	-16.3%	12/31/2022	$1.02	0	$0	0.75%	-16.1%
12/31/2021	1.19	16	19	1.25%	6.8%	12/31/2021	1.20	0	0	1.00%	7.0%	12/31/2021	1.21	0	0	0.75%	7.3%
12/31/2020	1.12	15	17	1.25%	10.0%	12/31/2020	1.12	0	0	1.00%	10.2%	12/31/2020	1.13	0	0	0.75%	10.5%
12/31/2019	1.01	8	8	1.25%	20.0%	12/31/2019	1.02	0	0	1.00%	20.3%	12/31/2019	1.02	0	0	0.75%	20.6%
12/31/2018	0.85	0	0	1.25%	-15.5%	12/31/2018	0.85	0	0	1.00%	-15.3%	12/31/2018	0.85	0	0	0.75%	-15.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.03	0	$0	0.50%	-15.9%	12/31/2022	$1.04	0	$0	0.25%	-15.7%	12/31/2022	$1.05	0	$0	0.00%	-15.5%
12/31/2021	1.22	0	0	0.50%	7.6%	12/31/2021	1.24	0	0	0.25%	7.8%	12/31/2021	1.25	0	0	0.00%	8.1%
12/31/2020	1.14	0	0	0.50%	10.8%	12/31/2020	1.15	0	0	0.25%	11.1%	12/31/2020	1.15	0	0	0.00%	11.4%
12/31/2019	1.03	0	0	0.50%	20.9%	12/31/2019	1.03	0	0	0.25%	21.2%	12/31/2019	1.04	0	0	0.00%	21.6%
12/31/2018	0.85	0	0	0.50%	-15.1%	12/31/2018	0.85	0	0	0.25%	-14.9%	12/31/2018	0.85	0	0	0.00%	-14.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.5%
2021	3.3%
2020	2.3%
2019	3.3%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Intermediate-Term Treasury Index Fund Admiral Class - 06-3C9

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$264,674	$278,233	13,448
Receivables: investments sold	663
Payables: investments purchased	-
Net assets	$265,337

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$265,337	271,410	$0.98
Band 100	-	-	0.99
Band 75	-	-	1.00
Band 50	-	-	1.01
Band 25	-	-	1.02
Band 0	-	-	1.04
Total	$265,337	271,410

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,951
Mortality & expense charges			(1,550)
Net investment income (loss)			401

Gain (loss) on investments:
Net realized gain (loss)			(1,860)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(16,015)
Net gain (loss)			(17,875)

Increase (decrease) in net assets from operations			$(17,474)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$401	$(193)
Net realized gain (loss)		(1,860)	113
Realized gain distributions		-	683
Net change in unrealized appreciation (depreciation)		(16,015)	(5,134)

Increase (decrease) in net assets from operations		(17,474)	(4,531)

Contract owner transactions:
Proceeds from units sold		177,091	24,182
Cost of units redeemed		(22,771)	(1,570)
Account charges		(632)	(472)
Increase (decrease)		153,688	22,140
Net increase (decrease)		136,214	17,609
Net assets, beginning		129,123	111,514
Net assets, ending		$265,337	$129,123

Units sold		178,385	21,551
Units redeemed		(23,466)	(1,832)
Net increase (decrease)		154,919	19,719
Units outstanding, beginning		116,491	96,772
Units outstanding, ending		271,410	116,491

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$315,881
Cost of units redeemed/account charges			(39,357)
Net investment income (loss)			1,395
Net realized gain (loss)			(438)
Realized gain distributions			1,415
Net change in unrealized appreciation (depreciation)			(13,559)
Net assets			$265,337

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.98	271	$265	1.25%	-11.8%	12/31/2022	$0.99	0	$0	1.00%	-11.6%	12/31/2022	$1.00	0	$0	0.75%	-11.4%
12/31/2021	1.11	116	129	1.25%	-3.8%	12/31/2021	1.12	0	0	1.00%	-3.6%	12/31/2021	1.13	0	0	0.75%	-3.3%
12/31/2020	1.15	97	112	1.25%	6.3%	12/31/2020	1.16	0	0	1.00%	6.6%	12/31/2020	1.17	0	0	0.75%	6.8%
12/31/2019	1.08	86	94	1.25%	4.9%	12/31/2019	1.09	0	0	1.00%	5.2%	12/31/2019	1.09	0	0	0.75%	5.5%
12/31/2018	1.03	74	76	1.25%	3.3%	12/31/2018	1.03	0	0	1.00%	3.5%	12/31/2018	1.04	0	0	0.75%	3.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.01	0	$0	0.50%	-11.1%	12/31/2022	$1.02	0	$0	0.25%	-10.9%	12/31/2022	$1.04	0	$0	0.00%	-10.7%
12/31/2021	1.14	0	0	0.50%	-3.1%	12/31/2021	1.15	0	0	0.25%	-2.8%	12/31/2021	1.16	0	0	0.00%	-2.6%
12/31/2020	1.18	0	0	0.50%	7.1%	12/31/2020	1.18	0	0	0.25%	7.4%	12/31/2020	1.19	0	0	0.00%	7.6%
12/31/2019	1.10	0	0	0.50%	5.7%	12/31/2019	1.10	0	0	0.25%	6.0%	12/31/2019	1.11	0	0	0.00%	6.3%
12/31/2018	1.04	0	0	0.50%	3.8%	12/31/2018	1.04	0	0	0.25%	3.9%	12/31/2018	1.04	0	0	0.00%	4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.0%
2021	1.1%
2020	1.5%
2019	2.2%
2018	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard International Growth Fund Admiral Class - 06-3F6

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$22,334,921	$34,249,372	241,165
Receivables: investments sold	-
Payables: investments purchased	(533,585)
Net assets	$21,801,336

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$21,801,336	19,316,928	$1.13
Band 100	-	-	1.14
Band 75	-	-	1.15
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.19
Total	$21,801,336	19,316,928

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$313,167
Mortality & expense charges			(273,323)
Net investment income (loss)			39,844

Gain (loss) on investments:
Net realized gain (loss)			(579,935)
Realized gain distributions			1,153,663
Net change in unrealized appreciation (depreciation)			(9,200,830)
Net gain (loss)			(8,627,102)

Increase (decrease) in net assets from operations			$(8,587,258)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$39,844	$86,442
Net realized gain (loss)		(579,935)	553,522
Realized gain distributions		1,153,663	2,863,268
Net change in unrealized appreciation (depreciation)		(9,200,830)	(4,369,725)

Increase (decrease) in net assets from operations		(8,587,258)	(866,493)

Contract owner transactions:
Proceeds from units sold		8,169,118	24,786,588
Cost of units redeemed		(3,405,274)	(4,406,986)
Account charges		(63,709)	(24,142)
Increase (decrease)		4,700,135	20,355,460
Net increase (decrease)		(3,887,123)	19,488,967
Net assets, beginning		25,688,459	6,199,492
Net assets, ending		$21,801,336	$25,688,459

Units sold		6,749,167	15,509,228
Units redeemed		(2,988,689)	(3,632,928)
Net increase (decrease)		3,760,478	11,876,300
Units outstanding, beginning		15,556,450	3,680,150
Units outstanding, ending		19,316,928	15,556,450

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$39,193,118
Cost of units redeemed/account charges			(9,935,733)
Net investment income (loss)			121,215
Net realized gain (loss)			196,298
Realized gain distributions			4,140,889
Net change in unrealized appreciation (depreciation)			(11,914,451)
Net assets			$21,801,336

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.13	19,317	$21,801	1.25%	-31.7%	12/31/2022	$1.14	0	$0	1.00%	-31.5%	12/31/2022	$1.15	0	$0	0.75%	-31.3%
12/31/2021	1.65	15,556	25,688	1.25%	-2.0%	12/31/2021	1.67	0	0	1.00%	-1.7%	12/31/2021	1.68	0	0	0.75%	-1.5%
12/31/2020	1.68	3,680	6,199	1.25%	57.8%	12/31/2020	1.70	0	0	1.00%	58.2%	12/31/2020	1.71	0	0	0.75%	58.6%
12/31/2019	1.07	1,797	1,918	1.25%	29.9%	12/31/2019	1.07	0	0	1.00%	30.2%	12/31/2019	1.08	0	0	0.75%	30.5%
12/31/2018	0.82	10	9	1.25%	-17.8%	12/31/2018	0.82	0	0	1.00%	-17.7%	12/31/2018	0.82	0	0	0.75%	-17.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.17	0	$0	0.50%	-31.1%	12/31/2022	$1.18	0	$0	0.25%	-31.0%	12/31/2022	$1.19	0	$0	0.00%	-30.8%
12/31/2021	1.70	0	0	0.50%	-1.2%	12/31/2021	1.71	0	0	0.25%	-1.0%	12/31/2021	1.73	0	0	0.00%	-0.7%
12/31/2020	1.72	0	0	0.50%	58.9%	12/31/2020	1.73	0	0	0.25%	59.3%	12/31/2020	1.74	0	0	0.00%	59.7%
12/31/2019	1.08	0	0	0.50%	30.8%	12/31/2019	1.08	0	0	0.25%	31.2%	12/31/2019	1.09	0	0	0.00%	31.5%
12/31/2018	0.83	0	0	0.50%	-17.4%	12/31/2018	0.83	0	0	0.25%	-17.3%	12/31/2018	0.83	0	0	0.00%	-17.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.3%
2021	1.5%
2020	0.5%
2019	2.5%
2018	3.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Short-Term Federal Fund Admiral Class - 06-3CR (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.99
Band 100	-	-	1.00
Band 75	-	-	1.01
Band 50	-	-	1.02
Band 25	-	-	1.03
Band 0	-	-	1.04
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.99	0	$0	1.25%	-6.4%	12/31/2022	$1.00	0	$0	1.00%	-6.1%	12/31/2022	$1.01	0	$0	0.75%	-5.9%
12/31/2021	1.05	0	0	1.25%	-1.7%	12/31/2021	1.06	0	0	1.00%	-1.5%	12/31/2021	1.07	0	0	0.75%	-1.2%
12/31/2020	1.07	0	0	1.25%	3.2%	12/31/2020	1.08	0	0	1.00%	3.4%	12/31/2020	1.09	0	0	0.75%	3.7%
12/31/2019	1.04	0	0	1.25%	2.9%	12/31/2019	1.04	0	0	1.00%	3.2%	12/31/2019	1.05	0	0	0.75%	3.4%
12/31/2018	1.01	0	0	1.25%	1.0%	12/31/2018	1.01	0	0	1.00%	1.1%	12/31/2018	1.01	0	0	0.75%	1.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.02	0	$0	0.50%	-5.7%	12/31/2022	$1.03	0	$0	0.25%	-5.4%	12/31/2022	$1.04	0	$0	0.00%	-5.2%
12/31/2021	1.08	0	0	0.50%	-1.0%	12/31/2021	1.09	0	0	0.25%	-0.7%	12/31/2021	1.10	0	0	0.00%	-0.5%
12/31/2020	1.09	0	0	0.50%	3.9%	12/31/2020	1.10	0	0	0.25%	4.2%	12/31/2020	1.11	0	0	0.00%	4.5%
12/31/2019	1.05	0	0	0.50%	3.7%	12/31/2019	1.06	0	0	0.25%	3.9%	12/31/2019	1.06	0	0	0.00%	4.2%
12/31/2018	1.01	0	0	0.50%	1.4%	12/31/2018	1.02	0	0	0.25%	1.5%	12/31/2018	1.02	0	0	0.00%	1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Target Retirement 2065 Fund Investor Class - 06-34V

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$938,437	$1,016,076	36,901
Receivables: investments sold	333
Payables: investments purchased	-
Net assets	$938,770

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$938,770	790,669	$1.19
Band 100	-	-	1.20
Band 75	-	-	1.22
Band 50	-	-	1.23
Band 25	-	-	1.25
Band 0	-	-	1.26
Total	$938,770	790,669

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$18,102
Mortality & expense charges			(6,345)
Net investment income (loss)			11,757

Gain (loss) on investments:
Net realized gain (loss)			479
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(117,517)
Net gain (loss)			(117,038)

Increase (decrease) in net assets from operations			$(105,281)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11,757	$3,544
Net realized gain (loss)		479	652
Realized gain distributions		-	1,071
Net change in unrealized appreciation (depreciation)		(117,517)	36,136

Increase (decrease) in net assets from operations		(105,281)	41,403

Contract owner transactions:
Proceeds from units sold		978,527	418,349
Cost of units redeemed		(421,958)	(60)
Account charges		(670)	(40)
Increase (decrease)		555,899	418,249
Net increase (decrease)		450,618	459,652
Net assets, beginning		488,152	28,500
Net assets, ending		$938,770	$488,152

Units sold		798,308	312,988
Units redeemed		(343,062)	(87)
Net increase (decrease)		455,246	312,901
Units outstanding, beginning		335,423	22,522
Units outstanding, ending		790,669	335,423

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,439,478
Cost of units redeemed/account charges			(441,515)
Net investment income (loss)			15,628
Net realized gain (loss)			1,708
Realized gain distributions			1,110
Net change in unrealized appreciation (depreciation)			(77,639)
Net assets			$938,770

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.19	791	$939	1.25%	-18.4%	12/31/2022	$1.20	0	$0	1.00%	-18.2%	12/31/2022	$1.22	0	$0	0.75%	-18.0%
12/31/2021	1.46	335	488	1.25%	15.0%	12/31/2021	1.47	0	0	1.00%	15.3%	12/31/2021	1.48	0	0	0.75%	15.6%
12/31/2020	1.27	23	29	1.25%	14.7%	12/31/2020	1.27	0	0	1.00%	15.0%	12/31/2020	1.28	0	0	0.75%	15.3%
12/31/2019	1.10	5	6	1.25%	23.4%	12/31/2019	1.11	0	0	1.00%	23.7%	12/31/2019	1.11	0	0	0.75%	24.0%
12/31/2018	0.89	0	0	1.25%	-10.6%	12/31/2018	0.90	0	0	1.00%	-10.5%	12/31/2018	0.90	0	0	0.75%	-10.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.23	0	$0	0.50%	-17.8%	12/31/2022	$1.25	0	$0	0.25%	-17.6%	12/31/2022	$1.26	0	$0	0.00%	-17.4%
12/31/2021	1.50	0	0	0.50%	15.9%	12/31/2021	1.51	0	0	0.25%	16.2%	12/31/2021	1.53	0	0	0.00%	16.5%
12/31/2020	1.29	0	0	0.50%	15.6%	12/31/2020	1.30	0	0	0.25%	15.9%	12/31/2020	1.31	0	0	0.00%	16.2%
12/31/2019	1.12	0	0	0.50%	24.3%	12/31/2019	1.12	0	0	0.25%	24.7%	12/31/2019	1.13	0	0	0.00%	25.0%
12/31/2018	0.90	0	0	0.50%	-10.1%	12/31/2018	0.90	0	0	0.25%	-9.9%	12/31/2018	0.90	0	0	0.00%	-9.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.5%
2021	3.1%
2020	2.4%
2019	3.4%
2018	3.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Dividend Growth Fund Investor Shares Inv Class - 06-4CY

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$854,020	$890,106	25,554
Receivables: investments sold	46,267
Payables: investments purchased	-
Net assets	$900,287

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$900,287	672,742	$1.34
Band 100	-	-	1.35
Band 75	-	-	1.36
Band 50	-	-	1.37
Band 25	-	-	1.38
Band 0	-	-	1.39
Total	$900,287	672,742

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$12,134
Mortality & expense charges			(8,159)
Net investment income (loss)			3,975

Gain (loss) on investments:
Net realized gain (loss)			(1,726)
Realized gain distributions			31,686
Net change in unrealized appreciation (depreciation)			(55,636)
Net gain (loss)			(25,676)

Increase (decrease) in net assets from operations			$(21,701)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,975	$3,528
Net realized gain (loss)		(1,726)	8,765
Realized gain distributions		31,686	25,109
Net change in unrealized appreciation (depreciation)		(55,636)	10,810

Increase (decrease) in net assets from operations		(21,701)	48,212

Contract owner transactions:
Proceeds from units sold		532,695	624,923
Cost of units redeemed		(337,728)	(35,541)
Account charges		(109)	(390)
Increase (decrease)		194,858	588,992
Net increase (decrease)		173,157	637,204
Net assets, beginning		727,130	89,926
Net assets, ending		$900,287	$727,130

Units sold		418,204	458,683
Units redeemed		(255,864)	(26,103)
Net increase (decrease)		162,340	432,580
Units outstanding, beginning		510,402	77,822
Units outstanding, ending		672,742	510,402

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,237,223
Cost of units redeemed/account charges			(373,846)
Net investment income (loss)			8,087
Net realized gain (loss)			7,053
Realized gain distributions			57,856
Net change in unrealized appreciation (depreciation)			(36,086)
Net assets			$900,287

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.34	673	$900	1.25%	-6.1%	12/31/2022	$1.35	0	$0	1.00%	-5.8%	12/31/2022	$1.36	0	$0	0.75%	-5.6%
12/31/2021	1.42	510	727	1.25%	23.3%	12/31/2021	1.43	0	0	1.00%	23.6%	12/31/2021	1.44	0	0	0.75%	23.9%
12/31/2020	1.16	78	90	1.25%	10.7%	12/31/2020	1.16	0	0	1.00%	10.9%	12/31/2020	1.16	0	0	0.75%	11.2%
12/31/2019	1.04	0	0	1.25%	4.4%	12/31/2019	1.04	0	0	1.00%	4.5%	12/31/2019	1.05	0	0	0.75%	4.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.37	0	$0	0.50%	-5.4%	12/31/2022	$1.38	0	$0	0.25%	-5.1%	12/31/2022	$1.39	0	$0	0.00%	-4.9%
12/31/2021	1.45	0	0	0.50%	24.2%	12/31/2021	1.46	0	0	0.25%	24.5%	12/31/2021	1.47	0	0	0.00%	24.8%
12/31/2020	1.17	0	0	0.50%	11.5%	12/31/2020	1.17	0	0	0.25%	11.8%	12/31/2020	1.17	0	0	0.00%	12.1%
12/31/2019	1.05	0	0	0.50%	4.6%	12/31/2019	1.05	0	0	0.25%	4.7%	12/31/2019	1.05	0	0	0.00%	4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.5%
2021	1.5%
2020	1.7%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Mid-Cap Growth Index Fund Admiral Class - 06-3YP

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,724,757	$3,170,619	40,768
Receivables: investments sold	429,509
Payables: investments purchased	-
Net assets	$3,154,266

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,154,266	2,681,221	$1.18
Band 100	-	-	1.19
Band 75	-	-	1.20
Band 50	-	-	1.21
Band 25	-	-	1.22
Band 0	-	-	1.23
Total	$3,154,266	2,681,221

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$19,751
Mortality & expense charges			(33,513)
Net investment income (loss)			(13,762)

Gain (loss) on investments:
Net realized gain (loss)			(501,618)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(644,858)
Net gain (loss)			(1,146,476)

Increase (decrease) in net assets from operations			$(1,160,238)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(13,762)	$(24,539)
Net realized gain (loss)		(501,618)	384,018
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(644,858)	189,206

Increase (decrease) in net assets from operations		(1,160,238)	548,685

Contract owner transactions:
Proceeds from units sold		4,146,395	5,296,812
Cost of units redeemed		(2,572,236)	(3,222,356)
Account charges		(10,394)	(15,090)
Increase (decrease)		1,563,765	2,059,366
Net increase (decrease)		403,527	2,608,051
Net assets, beginning		2,750,739	142,688
Net assets, ending		$3,154,266	$2,750,739

Units sold		3,097,000	3,594,072
Units redeemed		(2,058,948)	(2,052,315)
Net increase (decrease)		1,038,052	1,541,757
Units outstanding, beginning		1,643,169	101,412
Units outstanding, ending		2,681,221	1,643,169

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$9,643,528
Cost of units redeemed/account charges			(5,887,783)
Net investment income (loss)			(38,313)
Net realized gain (loss)			(117,304)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(445,862)
Net assets			$3,154,266

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.18	2,681	$3,154	1.25%	-29.7%	12/31/2022	$1.19	0	$0	1.00%	-29.5%	12/31/2022	$1.20	0	$0	0.75%	-29.4%
12/31/2021	1.67	1,643	2,751	1.25%	19.0%	12/31/2021	1.68	0	0	1.00%	19.3%	12/31/2021	1.70	0	0	0.75%	19.6%
12/31/2020	1.41	101	143	1.25%	32.8%	12/31/2020	1.41	0	0	1.00%	33.1%	12/31/2020	1.42	0	0	0.75%	33.5%
12/31/2019	1.06	0	0	1.25%	5.9%	12/31/2019	1.06	0	0	1.00%	6.1%	12/31/2019	1.06	0	0	0.75%	6.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.21	0	$0	0.50%	-29.2%	12/31/2022	$1.22	0	$0	0.25%	-29.0%	12/31/2022	$1.23	0	$0	0.00%	-28.8%
12/31/2021	1.71	0	0	0.50%	19.9%	12/31/2021	1.72	0	0	0.25%	20.2%	12/31/2021	1.73	0	0	0.00%	20.5%
12/31/2020	1.42	0	0	0.50%	33.8%	12/31/2020	1.43	0	0	0.25%	34.1%	12/31/2020	1.43	0	0	0.00%	34.5%
12/31/2019	1.06	0	0	0.50%	6.4%	12/31/2019	1.07	0	0	0.25%	6.5%	12/31/2019	1.07	0	0	0.00%	6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.7%
2021	0.8%
2020	0.2%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Mid-Cap Value Index Fund Admiral Class - 06-3YN

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,188,799	$2,221,425	31,498
Receivables: investments sold	18,616
Payables: investments purchased	-
Net assets	$2,207,415

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,207,415	1,741,502	$1.27
Band 100	-	-	1.28
Band 75	-	-	1.29
Band 50	-	-	1.30
Band 25	-	-	1.31
Band 0	-	-	1.32
Total	$2,207,415	1,741,502

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$41,318
Mortality & expense charges			(21,556)
Net investment income (loss)			19,762

Gain (loss) on investments:
Net realized gain (loss)			37,799
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(217,972)
Net gain (loss)			(180,173)

Increase (decrease) in net assets from operations			$(160,411)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$19,762	$9,516
Net realized gain (loss)		37,799	53,504
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(217,972)	148,297

Increase (decrease) in net assets from operations		(160,411)	211,317

Contract owner transactions:
Proceeds from units sold		1,867,131	1,717,648
Cost of units redeemed		(1,282,804)	(670,328)
Account charges		(1,801)	(609)
Increase (decrease)		582,526	1,046,711
Net increase (decrease)		422,115	1,258,028
Net assets, beginning		1,785,300	527,272
Net assets, ending		$2,207,415	$1,785,300

Units sold		1,564,074	1,341,423
Units redeemed		(1,103,708)	(541,424)
Net increase (decrease)		460,366	799,999
Units outstanding, beginning		1,281,136	481,137
Units outstanding, ending		1,741,502	1,281,136

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$4,305,734
Cost of units redeemed/account charges			(2,185,537)
Net investment income (loss)			35,172
Net realized gain (loss)			84,672
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(32,626)
Net assets			$2,207,415

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.27	1,742	$2,207	1.25%	-9.0%	12/31/2022	$1.28	0	$0	1.00%	-8.8%	12/31/2022	$1.29	0	$0	0.75%	-8.6%
12/31/2021	1.39	1,281	1,785	1.25%	27.2%	12/31/2021	1.40	0	0	1.00%	27.5%	12/31/2021	1.41	0	0	0.75%	27.8%
12/31/2020	1.10	481	527	1.25%	1.3%	12/31/2020	1.10	0	0	1.00%	1.5%	12/31/2020	1.10	0	0	0.75%	1.8%
12/31/2019	1.08	145	157	1.25%	8.2%	12/31/2019	1.08	0	0	1.00%	8.4%	12/31/2019	1.09	0	0	0.75%	8.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.30	0	$0	0.50%	-8.4%	12/31/2022	$1.31	0	$0	0.25%	-8.1%	12/31/2022	$1.32	0	$0	0.00%	-7.9%
12/31/2021	1.42	0	0	0.50%	28.1%	12/31/2021	1.43	0	0	0.25%	28.4%	12/31/2021	1.44	0	0	0.00%	28.8%
12/31/2020	1.11	0	0	0.50%	2.0%	12/31/2020	1.11	0	0	0.25%	2.3%	12/31/2020	1.12	0	0	0.00%	2.5%
12/31/2019	1.09	0	0	0.50%	8.6%	12/31/2019	1.09	0	0	0.25%	8.8%	12/31/2019	1.09	0	0	0.00%	8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.1%
2021	2.0%
2020	2.4%
2019	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard FTSE Social Index Fund Admiral Class - 06-3WM

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,135,947	$1,320,859	32,819
Receivables: investments sold	4,544
Payables: investments purchased	-
Net assets	$1,140,491

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,140,491	886,917	$1.29
Band 100	-	-	1.30
Band 75	-	-	1.31
Band 50	-	-	1.32
Band 25	-	-	1.33
Band 0	-	-	1.35
Total	$1,140,491	886,917

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$13,522
Mortality & expense charges			(13,347)
Net investment income (loss)			175

Gain (loss) on investments:
Net realized gain (loss)			25,552
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(339,192)
Net gain (loss)			(313,640)

Increase (decrease) in net assets from operations			$(313,465)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$175	$(921)
Net realized gain (loss)		25,552	5,390
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(339,192)	98,338

Increase (decrease) in net assets from operations		(313,465)	102,807

Contract owner transactions:
Proceeds from units sold		424,165	816,324
Cost of units redeemed		(141,277)	(22,851)
Account charges		(1,141)	(873)
Increase (decrease)		281,747	792,600
Net increase (decrease)		(31,718)	895,407
Net assets, beginning		1,172,209	276,802
Net assets, ending		$1,140,491	$1,172,209

Units sold		301,057	494,213
Units redeemed		(96,352)	(15,185)
Net increase (decrease)		204,705	479,028
Units outstanding, beginning		682,212	203,184
Units outstanding, ending		886,917	682,212

* Date of Fund Inception into Variable Account: 4 /25 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,479,227
Cost of units redeemed/account charges			(185,319)
Net investment income (loss)			147
Net realized gain (loss)			31,348
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(184,912)
Net assets			$1,140,491

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.29	887	$1,140	1.25%	-25.2%	12/31/2022	$1.30	0	$0	1.00%	-25.0%	12/31/2022	$1.31	0	$0	0.75%	-24.8%
12/31/2021	1.72	682	1,172	1.25%	26.1%	12/31/2021	1.73	0	0	1.00%	26.4%	12/31/2021	1.74	0	0	0.75%	26.8%
12/31/2020	1.36	203	277	1.25%	21.1%	12/31/2020	1.37	0	0	1.00%	21.4%	12/31/2020	1.37	0	0	0.75%	21.7%
12/31/2019	1.12	115	129	1.25%	12.5%	12/31/2019	1.13	0	0	1.00%	12.6%	12/31/2019	1.13	0	0	0.75%	12.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.32	0	$0	0.50%	-24.6%	12/31/2022	$1.33	0	$0	0.25%	-24.4%	12/31/2022	$1.35	0	$0	0.00%	-24.2%
12/31/2021	1.75	0	0	0.50%	27.1%	12/31/2021	1.77	0	0	0.25%	27.4%	12/31/2021	1.78	0	0	0.00%	27.7%
12/31/2020	1.38	0	0	0.50%	22.1%	12/31/2020	1.39	0	0	0.25%	22.4%	12/31/2020	1.39	0	0	0.00%	22.7%
12/31/2019	1.13	0	0	0.50%	13.0%	12/31/2019	1.13	0	0	0.25%	13.2%	12/31/2019	1.13	0	0	0.00%	13.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.2%
2021	0.6%
2020	1.5%
2019	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Short Term Federal Fund Investor Class - 06-305

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$309,889	$330,542	30,878
Receivables: investments sold	435
Payables: investments purchased	-
Net assets	$310,324

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$310,324	175,968	$1.76
Band 100	-	-	1.85
Band 75	-	-	1.94
Band 50	-	-	2.04
Band 25	-	-	2.14
Band 0	-	-	2.49
Total	$310,324	175,968

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$5,846
Mortality & expense charges			(4,422)
Net investment income (loss)			1,424

Gain (loss) on investments:
Net realized gain (loss)			(6,052)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(19,122)
Net gain (loss)			(25,174)

Increase (decrease) in net assets from operations			$(23,750)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,424	$(4,962)
Net realized gain (loss)		(6,052)	2,673
Realized gain distributions		-	4,735
Net change in unrealized appreciation (depreciation)		(19,122)	(13,656)

Increase (decrease) in net assets from operations		(23,750)	(11,210)

Contract owner transactions:
Proceeds from units sold		82,614	65,354
Cost of units redeemed		(120,324)	(353,862)
Account charges		(281)	(117)
Increase (decrease)		(37,991)	(288,625)
Net increase (decrease)		(61,741)	(299,835)
Net assets, beginning		372,065	671,900
Net assets, ending		$310,324	$372,065

Units sold		46,193	34,283
Units redeemed		(67,539)	(186,802)
Net increase (decrease)		(21,346)	(152,519)
Units outstanding, beginning		197,314	349,833
Units outstanding, ending		175,968	197,314

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$12,235,989
Cost of units redeemed/account charges			(12,170,743)
Net investment income (loss)			98,548
Net realized gain (loss)			16,250
Realized gain distributions			150,933
Net change in unrealized appreciation (depreciation)			(20,653)
Net assets			$310,324

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.76	176	$310	1.25%	-6.5%	12/31/2022	$1.85	0	$0	1.00%	-6.2%	12/31/2022	$1.94	0	$0	0.75%	-6.0%
12/31/2021	1.89	197	372	1.25%	-1.8%	12/31/2021	1.97	0	0	1.00%	-1.6%	12/31/2021	2.07	0	0	0.75%	-1.3%
12/31/2020	1.92	350	672	1.25%	3.1%	12/31/2020	2.01	0	0	1.00%	3.3%	12/31/2020	2.09	0	0	0.75%	3.6%
12/31/2019	1.86	279	519	1.25%	2.8%	12/31/2019	1.94	0	0	1.00%	3.1%	12/31/2019	2.02	0	0	0.75%	3.3%
12/31/2018	1.81	521	945	1.25%	0.0%	12/31/2018	1.88	0	0	1.00%	0.3%	12/31/2018	1.96	0	0	0.75%	0.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.04	0	$0	0.50%	-5.8%	12/31/2022	$2.14	0	$0	0.25%	-5.5%	12/31/2022	$2.49	0	$0	0.00%	-5.3%
12/31/2021	2.16	0	0	0.50%	-1.1%	12/31/2021	2.26	0	0	0.25%	-0.8%	12/31/2021	2.63	0	0	0.00%	-0.6%
12/31/2020	2.19	0	0	0.50%	3.8%	12/31/2020	2.28	0	0	0.25%	4.1%	12/31/2020	2.65	0	0	0.00%	4.3%
12/31/2019	2.11	0	0	0.50%	3.6%	12/31/2019	2.19	0	0	0.25%	3.8%	12/31/2019	2.54	0	0	0.00%	4.1%
12/31/2018	2.03	0	0	0.50%	0.8%	12/31/2018	2.11	0	0	0.25%	1.0%	12/31/2018	2.44	0	0	0.00%	1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.7%
2021	0.6%
2020	1.3%
2019	3.0%
2018	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard European Stock Index Fund Inst Class - 06-4PP

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$35,266	$41,983	507
Receivables: investments sold	24
Payables: investments purchased	-
Net assets	$35,290

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$35,290	31,401	$1.12
Band 100	-	-	1.13
Band 75	-	-	1.14
Band 50	-	-	1.14
Band 25	-	-	1.15
Band 0	-	-	1.15
Total	$35,290	31,401

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,087
Mortality & expense charges			(428)
Net investment income (loss)			659

Gain (loss) on investments:
Net realized gain (loss)			(807)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(6,739)
Net gain (loss)			(7,546)

Increase (decrease) in net assets from operations			$(6,887)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$659	$1,082
Net realized gain (loss)		(807)	(1,112)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(6,739)	22

Increase (decrease) in net assets from operations		(6,887)	(8)

Contract owner transactions:
Proceeds from units sold		4,852	78,273
Cost of units redeemed		(2,537)	(38,389)
Account charges		(10)	(4)
Increase (decrease)		2,305	39,880
Net increase (decrease)		(4,582)	39,872
Net assets, beginning		39,872	-
Net assets, ending		$35,290	$39,872

Units sold		4,512	58,809
Units redeemed		(2,526)	(29,394)
Net increase (decrease)		1,986	29,415
Units outstanding, beginning		29,415	-
Units outstanding, ending		31,401	29,415

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$83,125
Cost of units redeemed/account charges			(40,940)
Net investment income (loss)			1,741
Net realized gain (loss)			(1,919)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(6,717)
Net assets			$35,290

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.12	31	$35	1.25%	-17.1%	12/31/2022	$1.13	0	$0	1.00%	-16.9%	12/31/2022	$1.14	0	$0	0.75%	-16.7%
12/31/2021	1.36	29	40	1.25%	14.9%	12/31/2021	1.36	0	0	1.00%	15.2%	12/31/2021	1.36	0	0	0.75%	15.5%
12/31/2020	1.18	0	0	1.25%	18.0%	12/31/2020	1.18	0	0	1.00%	18.0%	12/31/2020	1.18	0	0	0.75%	18.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.14	0	$0	0.50%	-16.5%	12/31/2022	$1.15	0	$0	0.25%	-16.3%	12/31/2022	$1.15	0	$0	0.00%	-16.0%
12/31/2021	1.37	0	0	0.50%	15.7%	12/31/2021	1.37	0	0	0.25%	16.0%	12/31/2021	1.38	0	0	0.00%	16.3%
12/31/2020	1.18	0	0	0.50%	18.1%	12/31/2020	1.18	0	0	0.25%	18.2%	12/31/2020	1.18	0	0	0.00%	18.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.9%
2021	8.2%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Financials Idx Admiral Class - 06-4G7

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$62,309	$54,515	1,502
Receivables: investments sold	21
Payables: investments purchased	-
Net assets	$62,330

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$62,330	55,758	$1.12
Band 100	-	-	1.13
Band 75	-	-	1.13
Band 50	-	-	1.14
Band 25	-	-	1.15
Band 0	-	-	1.16
Total	$62,330	55,758

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,388
Mortality & expense charges			(773)
Net investment income (loss)			615

Gain (loss) on investments:
Net realized gain (loss)			105
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(9,791)
Net gain (loss)			(9,686)

Increase (decrease) in net assets from operations			$(9,071)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$615	$475
Net realized gain (loss)		105	169
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(9,791)	16,375

Increase (decrease) in net assets from operations		(9,071)	17,019

Contract owner transactions:
Proceeds from units sold		3,274	571
Cost of units redeemed		(20)	6
Account charges		-	-
Increase (decrease)		3,254	577
Net increase (decrease)		(5,817)	17,596
Net assets, beginning		68,147	50,551
Net assets, ending		$62,330	$68,147

Units sold		2,939	551
Units redeemed		(19)	(64)
Net increase (decrease)		2,920	487
Units outstanding, beginning		52,838	52,351
Units outstanding, ending		55,758	52,838

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$53,017
Cost of units redeemed/account charges			(142)
Net investment income (loss)			1,383
Net realized gain (loss)			278
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			7,794
Net assets			$62,330

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.12	56	$62	1.25%	-13.3%	12/31/2022	$1.13	0	$0	1.00%	-13.1%	12/31/2022	$1.13	0	$0	0.75%	-12.9%
12/31/2021	1.29	53	68	1.25%	33.6%	12/31/2021	1.30	0	0	1.00%	33.9%	12/31/2021	1.30	0	0	0.75%	34.2%
12/31/2020	0.97	52	51	1.25%	-3.4%	12/31/2020	0.97	0	0	1.00%	-3.2%	12/31/2020	0.97	0	0	0.75%	-3.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.14	0	$0	0.50%	-12.7%	12/31/2022	$1.15	0	$0	0.25%	-12.5%	12/31/2022	$1.16	0	$0	0.00%	-12.2%
12/31/2021	1.31	0	0	0.50%	34.6%	12/31/2021	1.31	0	0	0.25%	34.9%	12/31/2021	1.32	0	0	0.00%	35.2%
12/31/2020	0.97	0	0	0.50%	-2.8%	12/31/2020	0.97	0	0	0.25%	-2.5%	12/31/2020	0.98	0	0	0.00%	-2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.1%
2021	2.1%
2020	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Growth and Inc Adm Inst Class - 06-4MV

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,200,980	$1,429,226	15,261
Receivables: investments sold	-
Payables: investments purchased	(472)
Net assets	$1,200,508

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,200,508	941,590	$1.27
Band 100	-	-	1.28
Band 75	-	-	1.29
Band 50	-	-	1.30
Band 25	-	-	1.31
Band 0	-	-	1.32
Total	$1,200,508	941,590

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$13,845
Mortality & expense charges			(9,885)
Net investment income (loss)			3,960

Gain (loss) on investments:
Net realized gain (loss)			(6,810)
Realized gain distributions			88,630
Net change in unrealized appreciation (depreciation)			(242,722)
Net gain (loss)			(160,902)

Increase (decrease) in net assets from operations			$(156,942)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,960	$1,178
Net realized gain (loss)		(6,810)	1,015
Realized gain distributions		88,630	65,402
Net change in unrealized appreciation (depreciation)		(242,722)	9,375

Increase (decrease) in net assets from operations		(156,942)	76,970

Contract owner transactions:
Proceeds from units sold		1,661,762	359,703
Cost of units redeemed		(841,472)	(5,875)
Account charges		(1,031)	(837)
Increase (decrease)		819,259	352,991
Net increase (decrease)		662,317	429,961
Net assets, beginning		538,191	108,230
Net assets, ending		$1,200,508	$538,191

Units sold		1,213,253	261,740
Units redeemed		(617,218)	(4,793)
Net increase (decrease)		596,035	256,947
Units outstanding, beginning		345,555	88,608
Units outstanding, ending		941,590	345,555

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,214,590
Cost of units redeemed/account charges			(944,873)
Net investment income (loss)			5,512
Net realized gain (loss)			(5,785)
Realized gain distributions			159,310
Net change in unrealized appreciation (depreciation)			(228,246)
Net assets			$1,200,508

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.27	942	$1,201	1.25%	-18.1%	12/31/2022	$1.28	0	$0	1.00%	-17.9%	12/31/2022	$1.29	0	$0	0.75%	-17.7%
12/31/2021	1.56	346	538	1.25%	27.5%	12/31/2021	1.56	0	0	1.00%	27.8%	12/31/2021	1.57	0	0	0.75%	28.1%
12/31/2020	1.22	89	108	1.25%	22.1%	12/31/2020	1.22	0	0	1.00%	22.3%	12/31/2020	1.22	0	0	0.75%	22.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.30	0	$0	0.50%	-17.5%	12/31/2022	$1.31	0	$0	0.25%	-17.3%	12/31/2022	$1.32	0	$0	0.00%	-17.1%
12/31/2021	1.58	0	0	0.50%	28.5%	12/31/2021	1.58	0	0	0.25%	28.8%	12/31/2021	1.59	0	0	0.00%	29.1%
12/31/2020	1.23	0	0	0.50%	22.6%	12/31/2020	1.23	0	0	0.25%	22.8%	12/31/2020	1.23	0	0	0.00%	22.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.6%
2021	1.8%
2020	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Health Care Idx Adm Inst Class - 06-4MW

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$367,191	$354,437	2,876
Receivables: investments sold	-
Payables: investments purchased	(10,158)
Net assets	$357,033

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$357,033	273,698	$1.30
Band 100	-	-	1.31
Band 75	-	-	1.32
Band 50	-	-	1.33
Band 25	-	-	1.34
Band 0	-	-	1.35
Total	$357,033	273,698

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$3,776
Mortality & expense charges			(3,130)
Net investment income (loss)			646

Gain (loss) on investments:
Net realized gain (loss)			(1,644)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			12,754
Net gain (loss)			11,110

Increase (decrease) in net assets from operations			$11,756

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$646	$-
Net realized gain (loss)		(1,644)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		12,754	-

Increase (decrease) in net assets from operations		11,756	-

Contract owner transactions:
Proceeds from units sold		543,566	-
Cost of units redeemed		(197,689)	-
Account charges		(600)	-
Increase (decrease)		345,277	-
Net increase (decrease)		357,033	-
Net assets, beginning		-	-
Net assets, ending		$357,033	$-

Units sold		434,979	-
Units redeemed		(161,281)	-
Net increase (decrease)		273,698	-
Units outstanding, beginning		-	-
Units outstanding, ending		273,698	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$543,566
Cost of units redeemed/account charges			(198,289)
Net investment income (loss)			646
Net realized gain (loss)			(1,644)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			12,754
Net assets			$357,033

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.30	274	$357	1.25%	-6.7%	12/31/2022	$1.31	0	$0	1.00%	-6.4%	12/31/2022	$1.32	0	$0	0.75%	-6.2%
12/31/2021	1.40	0	0	1.25%	19.0%	12/31/2021	1.40	0	0	1.00%	19.3%	12/31/2021	1.41	0	0	0.75%	19.6%
12/31/2020	1.17	0	0	1.25%	17.5%	12/31/2020	1.18	0	0	1.00%	17.6%	12/31/2020	1.18	0	0	0.75%	17.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.33	0	$0	0.50%	-6.0%	12/31/2022	$1.34	0	$0	0.25%	-5.7%	12/31/2022	$1.35	0	$0	0.00%	-5.5%
12/31/2021	1.41	0	0	0.50%	19.9%	12/31/2021	1.42	0	0	0.25%	20.2%	12/31/2021	1.42	0	0	0.00%	20.5%
12/31/2020	1.18	0	0	0.50%	17.9%	12/31/2020	1.18	0	0	0.25%	18.1%	12/31/2020	1.18	0	0	0.00%	18.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.1%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard High Div Yld Idx Adm Inst Class - 06-4MX

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$157	$159	4
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$157

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$157	109	$1.45
Band 100	-	-	1.46
Band 75	-	-	1.46
Band 50	-	-	1.47
Band 25	-	-	1.48
Band 0	-	-	1.49
Total	$157	109

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(2)
Net gain (loss)			(2)

Increase (decrease) in net assets from operations			$(2)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(2)	-

Increase (decrease) in net assets from operations		(2)	-

Contract owner transactions:
Proceeds from units sold		159	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		159	-
Net increase (decrease)		157	-
Net assets, beginning		-	-
Net assets, ending		$157	$-

Units sold		109	-
Units redeemed		-	-
Net increase (decrease)		109	-
Units outstanding, beginning		-	-
Units outstanding, ending		109	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$159
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(2)
Net assets			$157

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.45	0	$0	1.25%	-1.7%	12/31/2022	$1.46	0	$0	1.00%	-1.4%	12/31/2022	$1.46	0	$0	0.75%	-1.2%
12/31/2021	1.47	0	0	1.25%	24.6%	12/31/2021	1.48	0	0	1.00%	24.9%	12/31/2021	1.48	0	0	0.75%	25.2%
12/31/2020	1.18	0	0	1.25%	18.1%	12/31/2020	1.18	0	0	1.00%	18.2%	12/31/2020	1.18	0	0	0.75%	18.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.47	0	$0	0.50%	-0.9%	12/31/2022	$1.48	0	$0	0.25%	-0.7%	12/31/2022	$1.49	0	$0	0.00%	-0.4%
12/31/2021	1.49	0	0	0.50%	25.5%	12/31/2021	1.49	0	0	0.25%	25.8%	12/31/2021	1.50	0	0	0.00%	26.1%
12/31/2020	1.19	0	0	0.50%	18.5%	12/31/2020	1.19	0	0	0.25%	18.7%	12/31/2020	1.19	0	0	0.00%	18.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Info Tech Idx Admiral Class - 06-4G9

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,635,966	$2,871,498	16,116
Receivables: investments sold	-
Payables: investments purchased	(480)
Net assets	$2,635,486

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,635,486	2,180,549	$1.21
Band 100	-	-	1.22
Band 75	-	-	1.23
Band 50	-	-	1.24
Band 25	-	-	1.24
Band 0	-	-	1.25
Total	$2,635,486	2,180,549

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$8,004
Mortality & expense charges			(4,773)
Net investment income (loss)			3,231

Gain (loss) on investments:
Net realized gain (loss)			(2,130)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(245,197)
Net gain (loss)			(247,327)

Increase (decrease) in net assets from operations			$(244,096)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,231	$(206)
Net realized gain (loss)		(2,130)	2,623
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(245,197)	8,130

Increase (decrease) in net assets from operations		(244,096)	10,547

Contract owner transactions:
Proceeds from units sold		5,336,008	20,306
Cost of units redeemed		(2,508,060)	(11,147)
Account charges		(1,185)	-
Increase (decrease)		2,826,763	9,159
Net increase (decrease)		2,582,667	19,706
Net assets, beginning		52,819	33,113
Net assets, ending		$2,635,486	$52,819

Units sold		10,024,926	12,601
Units redeemed		(7,874,730)	(6,748)
Net increase (decrease)		2,150,196	5,853
Units outstanding, beginning		30,353	24,500
Units outstanding, ending		2,180,549	30,353

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$5,387,858
Cost of units redeemed/account charges			(2,520,392)
Net investment income (loss)			3,058
Net realized gain (loss)			494
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(235,532)
Net assets			$2,635,486

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.21	2,181	$2,635	1.25%	-30.5%	12/31/2022	$1.22	0	$0	1.00%	-30.4%	12/31/2022	$1.23	0	$0	0.75%	-30.2%
12/31/2021	1.74	30	53	1.25%	28.8%	12/31/2021	1.75	0	0	1.00%	29.1%	12/31/2021	1.76	0	0	0.75%	29.4%
12/31/2020	1.35	25	33	1.25%	35.2%	12/31/2020	1.35	0	0	1.00%	35.5%	12/31/2020	1.36	0	0	0.75%	35.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.24	0	$0	0.50%	-30.0%	12/31/2022	$1.24	0	$0	0.25%	-29.8%	12/31/2022	$1.25	0	$0	0.00%	-29.7%
12/31/2021	1.77	0	0	0.50%	29.7%	12/31/2021	1.77	0	0	0.25%	30.0%	12/31/2021	1.78	0	0	0.00%	30.4%
12/31/2020	1.36	0	0	0.50%	36.1%	12/31/2020	1.36	0	0	0.25%	36.4%	12/31/2020	1.37	0	0	0.00%	36.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.6%
2021	0.6%
2020	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Long-Term Treasury Fund Inst Class - 06-4PT (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.65
Band 100	-	-	0.65
Band 75	-	-	0.65
Band 50	-	-	0.66
Band 25	-	-	0.66
Band 0	-	-	0.66
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.65	0	$0	1.25%	-30.4%	12/31/2022	$0.65	0	$0	1.00%	-30.2%	12/31/2022	$0.65	0	$0	0.75%	-30.0%
12/31/2021	0.93	0	0	1.25%	-5.8%	12/31/2021	0.93	0	0	1.00%	-5.5%	12/31/2021	0.93	0	0	0.75%	-5.3%
12/31/2020	0.99	0	0	1.25%	-1.5%	12/31/2020	0.99	0	0	1.00%	-1.4%	12/31/2020	0.99	0	0	0.75%	-1.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.66	0	$0	0.50%	-29.9%	12/31/2022	$0.66	0	$0	0.25%	-29.7%	12/31/2022	$0.66	0	$0	0.00%	-29.5%
12/31/2021	0.94	0	0	0.50%	-5.0%	12/31/2021	0.94	0	0	0.25%	-4.8%	12/31/2021	0.94	0	0	0.00%	-4.6%
12/31/2020	0.99	0	0	0.50%	-1.3%	12/31/2020	0.99	0	0	0.25%	-1.3%	12/31/2020	0.99	0	0	0.00%	-1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Short-Term Inv Gr Adm Inst Class - 06-4N9

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,123,792	$1,122,132	117,085
Receivables: investments sold	41,359
Payables: investments purchased	-
Net assets	$1,165,151

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,165,151	1,254,245	$0.93
Band 100	-	-	0.93
Band 75	-	-	0.94
Band 50	-	-	0.95
Band 25	-	-	0.95
Band 0	-	-	0.96
Total	$1,165,151	1,254,245

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$3,040
Mortality & expense charges			(1,690)
Net investment income (loss)			1,350

Gain (loss) on investments:
Net realized gain (loss)			(4,703)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,469
Net gain (loss)			(2,234)

Increase (decrease) in net assets from operations			$(884)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,350	$73
Net realized gain (loss)		(4,703)	-
Realized gain distributions		-	172
Net change in unrealized appreciation (depreciation)		2,469	(809)

Increase (decrease) in net assets from operations		(884)	(564)

Contract owner transactions:
Proceeds from units sold		1,896,436	70,702
Cost of units redeemed		(798,872)	(938)
Account charges		(685)	(44)
Increase (decrease)		1,096,879	69,720
Net increase (decrease)		1,095,995	69,156
Net assets, beginning		69,156	-
Net assets, ending		$1,165,151	$69,156

Units sold		2,283,957	70,267
Units redeemed		(1,099,006)	(973)
Net increase (decrease)		1,184,951	69,294
Units outstanding, beginning		69,294	-
Units outstanding, ending		1,254,245	69,294

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,967,138
Cost of units redeemed/account charges			(800,539)
Net investment income (loss)			1,423
Net realized gain (loss)			(4,703)
Realized gain distributions			172
Net change in unrealized appreciation (depreciation)			1,660
Net assets			$1,165,151

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.93	1,254	$1,165	1.25%	-6.9%	12/31/2022	$0.93	0	$0	1.00%	-6.7%	12/31/2022	$0.94	0	$0	0.75%	-6.5%
12/31/2021	1.00	69	69	1.25%	-1.6%	12/31/2021	1.00	0	0	1.00%	-1.3%	12/31/2021	1.01	0	0	0.75%	-1.1%
12/31/2020	1.01	0	0	1.25%	1.4%	12/31/2020	1.02	0	0	1.00%	1.5%	12/31/2020	1.02	0	0	0.75%	1.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.95	0	$0	0.50%	-6.2%	12/31/2022	$0.95	0	$0	0.25%	-6.0%	12/31/2022	$0.96	0	$0	0.00%	-5.7%
12/31/2021	1.01	0	0	0.50%	-0.8%	12/31/2021	1.01	0	0	0.25%	-0.6%	12/31/2021	1.02	0	0	0.00%	-0.3%
12/31/2020	1.02	0	0	0.50%	1.8%	12/31/2020	1.02	0	0	0.25%	1.9%	12/31/2020	1.02	0	0	0.00%	2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.5%
2021	0.8%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Short-Term Treasury Fund Inst Class - 06-4PR

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$21,433	$22,951	2,157
Receivables: investments sold	-
Payables: investments purchased	(5)
Net assets	$21,428

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$21,428	23,209	$0.92
Band 100	-	-	0.93
Band 75	-	-	0.93
Band 50	-	-	0.94
Band 25	-	-	0.94
Band 0	-	-	0.95
Total	$21,428	23,209

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$616
Mortality & expense charges			(408)
Net investment income (loss)			208

Gain (loss) on investments:
Net realized gain (loss)			(1,201)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,240)
Net gain (loss)			(2,441)

Increase (decrease) in net assets from operations			$(2,233)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$208	$(81)
Net realized gain (loss)		(1,201)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(1,240)	(278)

Increase (decrease) in net assets from operations		(2,233)	(359)

Contract owner transactions:
Proceeds from units sold		2,762	74,577
Cost of units redeemed		(16,227)	(36,939)
Account charges		(116)	(37)
Increase (decrease)		(13,581)	37,601
Net increase (decrease)		(15,814)	37,242
Net assets, beginning		37,242	-
Net assets, ending		$21,428	$37,242

Units sold		2,912	75,452
Units redeemed		(17,707)	(37,448)
Net increase (decrease)		(14,795)	38,004
Units outstanding, beginning		38,004	-
Units outstanding, ending		23,209	38,004

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$77,339
Cost of units redeemed/account charges			(53,319)
Net investment income (loss)			127
Net realized gain (loss)			(1,201)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,518)
Net assets			$21,428

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.92	23	$21	1.25%	-5.8%	12/31/2022	$0.93	0	$0	1.00%	-5.6%	12/31/2022	$0.93	0	$0	0.75%	-5.3%
12/31/2021	0.98	38	37	1.25%	-2.0%	12/31/2021	0.98	0	0	1.00%	-1.8%	12/31/2021	0.99	0	0	0.75%	-1.5%
12/31/2020	1.00	0	0	1.25%	0.0%	12/31/2020	1.00	0	0	1.00%	0.0%	12/31/2020	1.00	0	0	0.75%	0.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.94	0	$0	0.50%	-5.1%	12/31/2022	$0.94	0	$0	0.25%	-4.8%	12/31/2022	$0.95	0	$0	0.00%	-4.6%
12/31/2021	0.99	0	0	0.50%	-1.3%	12/31/2021	0.99	0	0	0.25%	-1.0%	12/31/2021	0.99	0	0	0.00%	-0.8%
12/31/2020	1.00	0	0	0.50%	0.1%	12/31/2020	1.00	0	0	0.25%	0.2%	12/31/2020	1.00	0	0	0.00%	0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.1%
2021	0.2%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Strategic Equity Inv Inv Class - 06-4MY

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$176,163	$225,952	5,703
Receivables: investments sold	-
Payables: investments purchased	(1,683)
Net assets	$174,480

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$174,480	118,636	$1.47
Band 100	-	-	1.48
Band 75	-	-	1.49
Band 50	-	-	1.50
Band 25	-	-	1.51
Band 0	-	-	1.52
Total	$174,480	118,636

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$2,279
Mortality & expense charges			(2,054)
Net investment income (loss)			225

Gain (loss) on investments:
Net realized gain (loss)			(13,638)
Realized gain distributions			15,677
Net change in unrealized appreciation (depreciation)			(25,118)
Net gain (loss)			(23,079)

Increase (decrease) in net assets from operations			$(22,854)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$225	$1,332
Net realized gain (loss)		(13,638)	1,125
Realized gain distributions		15,677	28,959
Net change in unrealized appreciation (depreciation)		(25,118)	(24,671)

Increase (decrease) in net assets from operations		(22,854)	6,745

Contract owner transactions:
Proceeds from units sold		72,814	225,266
Cost of units redeemed		(55,488)	(51,997)
Account charges		(6)	-
Increase (decrease)		17,320	173,269
Net increase (decrease)		(5,534)	180,014
Net assets, beginning		180,014	-
Net assets, ending		$174,480	$180,014

Units sold		65,407	138,575
Units redeemed		(53,381)	(31,965)
Net increase (decrease)		12,026	106,610
Units outstanding, beginning		106,610	-
Units outstanding, ending		118,636	106,610

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$298,080
Cost of units redeemed/account charges			(107,491)
Net investment income (loss)			1,557
Net realized gain (loss)			(12,513)
Realized gain distributions			44,636
Net change in unrealized appreciation (depreciation)			(49,789)
Net assets			$174,480

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.47	119	$174	1.25%	-12.9%	12/31/2022	$1.48	0	$0	1.00%	-12.7%	12/31/2022	$1.49	0	$0	0.75%	-12.5%
12/31/2021	1.69	107	180	1.25%	29.2%	12/31/2021	1.69	0	0	1.00%	29.6%	12/31/2021	1.70	0	0	0.75%	29.9%
12/31/2020	1.31	0	0	1.25%	30.7%	12/31/2020	1.31	0	0	1.00%	30.8%	12/31/2020	1.31	0	0	0.75%	31.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.50	0	$0	0.50%	-12.2%	12/31/2022	$1.51	0	$0	0.25%	-12.0%	12/31/2022	$1.52	0	$0	0.00%	-11.8%
12/31/2021	1.71	0	0	0.50%	30.2%	12/31/2021	1.71	0	0	0.25%	30.5%	12/31/2021	1.72	0	0	0.00%	30.9%
12/31/2020	1.31	0	0	0.50%	31.2%	12/31/2020	1.31	0	0	0.25%	31.3%	12/31/2020	1.32	0	0	0.00%	31.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.3%
2021	2.2%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Utilities Idx Adm Inst Class - 06-4N7

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$44,830	$43,433	586
Receivables: investments sold	323
Payables: investments purchased	-
Net assets	$45,153

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$45,153	34,346	$1.31
Band 100	-	-	1.32
Band 75	-	-	1.33
Band 50	-	-	1.34
Band 25	-	-	1.35
Band 0	-	-	1.36
Total	$45,153	34,346

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,214
Mortality & expense charges			(489)
Net investment income (loss)			725

Gain (loss) on investments:
Net realized gain (loss)			162
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(623)
Net gain (loss)			(461)

Increase (decrease) in net assets from operations			$264

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$725	$348
Net realized gain (loss)		162	7
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(623)	2,020

Increase (decrease) in net assets from operations		264	2,375

Contract owner transactions:
Proceeds from units sold		19,382	51,880
Cost of units redeemed		(1,753)	(26,866)
Account charges		(82)	(47)
Increase (decrease)		17,547	24,967
Net increase (decrease)		17,811	27,342
Net assets, beginning		27,342	-
Net assets, ending		$45,153	$27,342

Units sold		14,954	43,000
Units redeemed		(1,381)	(22,227)
Net increase (decrease)		13,573	20,773
Units outstanding, beginning		20,773	-
Units outstanding, ending		34,346	20,773

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$71,262
Cost of units redeemed/account charges			(28,748)
Net investment income (loss)			1,073
Net realized gain (loss)			169
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,397
Net assets			$45,153

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.31	34	$45	1.25%	-0.1%	12/31/2022	$1.32	0	$0	1.00%	0.1%	12/31/2022	$1.33	0	$0	0.75%	0.4%
12/31/2021	1.32	21	27	1.25%	15.9%	12/31/2021	1.32	0	0	1.00%	16.2%	12/31/2021	1.33	0	0	0.75%	16.5%
12/31/2020	1.14	0	0	1.25%	13.6%	12/31/2020	1.14	0	0	1.00%	13.7%	12/31/2020	1.14	0	0	0.75%	13.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.34	0	$0	0.50%	0.6%	12/31/2022	$1.35	0	$0	0.25%	0.9%	12/31/2022	$1.36	0	$0	0.00%	1.1%
12/31/2021	1.33	0	0	0.50%	16.8%	12/31/2021	1.34	0	0	0.25%	17.1%	12/31/2021	1.34	0	0	0.00%	17.3%
12/31/2020	1.14	0	0	0.50%	14.0%	12/31/2020	1.14	0	0	0.25%	14.2%	12/31/2020	1.14	0	0	0.00%	14.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.3%
2021	4.1%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Commodity Strat Adm Inst Class - 06-4XX (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.20
Band 100	-	-	1.20
Band 75	-	-	1.21
Band 50	-	-	1.21
Band 25	-	-	1.22
Band 0	-	-	1.22
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.20	0	$0	1.25%	12.5%	12/31/2022	$1.20	0	$0	1.00%	12.8%	12/31/2022	$1.21	0	$0	0.75%	13.1%
12/31/2021	1.06	0	0	1.25%	6.5%	12/31/2021	1.07	0	0	1.00%	6.6%	12/31/2021	1.07	0	0	0.75%	6.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.21	0	$0	0.50%	13.4%	12/31/2022	$1.22	0	$0	0.25%	13.7%	12/31/2022	$1.22	0	$0	0.00%	14.0%
12/31/2021	1.07	0	0	0.50%	6.9%	12/31/2021	1.07	0	0	0.25%	7.0%	12/31/2021	1.07	0	0	0.00%	7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Consmr Disc Idx Adm Inst Class - 06-4Y3 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.69
Band 100	-	-	0.69
Band 75	-	-	0.69
Band 50	-	-	0.70
Band 25	-	-	0.70
Band 0	-	-	0.70
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.69	0	$0	1.25%	-36.0%	12/31/2022	$0.69	0	$0	1.00%	-35.8%	12/31/2022	$0.69	0	$0	0.75%	-35.7%
12/31/2021	1.07	0	0	1.25%	7.4%	12/31/2021	1.08	0	0	1.00%	7.5%	12/31/2021	1.08	0	0	0.75%	7.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.70	0	$0	0.50%	-35.5%	12/31/2022	$0.70	0	$0	0.25%	-35.3%	12/31/2022	$0.70	0	$0	0.00%	-35.2%
12/31/2021	1.08	0	0	0.50%	7.8%	12/31/2021	1.08	0	0	0.25%	7.9%	12/31/2021	1.08	0	0	0.00%	8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Consmr Stpls Idx Adm Inst Class - 06-4XY (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.07
Band 75	-	-	1.07
Band 50	-	-	1.08
Band 25	-	-	1.08
Band 0	-	-	1.09
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.07	0	$0	1.25%	-3.0%	12/31/2022	$1.07	0	$0	1.00%	-2.7%	12/31/2022	$1.07	0	$0	0.75%	-2.5%
12/31/2021	1.10	0	0	1.25%	9.8%	12/31/2021	1.10	0	0	1.00%	10.0%	12/31/2021	1.10	0	0	0.75%	10.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.08	0	$0	0.50%	-2.2%	12/31/2022	$1.08	0	$0	0.25%	-2.0%	12/31/2022	$1.09	0	$0	0.00%	-1.7%
12/31/2021	1.10	0	0	0.50%	10.2%	12/31/2021	1.10	0	0	0.25%	10.3%	12/31/2021	1.10	0	0	0.00%	10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Industrials Index Adm Inst Class - 06-4XW (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.93
Band 100	-	-	0.94
Band 75	-	-	0.94
Band 50	-	-	0.94
Band 25	-	-	0.95
Band 0	-	-	0.95
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.93	0	$0	1.25%	-9.6%	12/31/2022	$0.94	0	$0	1.00%	-9.4%	12/31/2022	$0.94	0	$0	0.75%	-9.2%
12/31/2021	1.03	0	0	1.25%	3.4%	12/31/2021	1.04	0	0	1.00%	3.6%	12/31/2021	1.04	0	0	0.75%	3.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.94	0	$0	0.50%	-9.0%	12/31/2022	$0.95	0	$0	0.25%	-8.7%	12/31/2022	$0.95	0	$0	0.00%	-8.5%
12/31/2021	1.04	0	0	0.50%	3.8%	12/31/2021	1.04	0	0	0.25%	3.9%	12/31/2021	1.04	0	0	0.00%	4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Intl Hi Div Yld Adm Inst Class - 06-64K (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.93
Band 100	-	-	0.94
Band 75	-	-	0.94
Band 50	-	-	0.94
Band 25	-	-	0.95
Band 0	-	-	0.95
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.93	0	$0	1.25%	-8.0%	12/31/2022	$0.94	0	$0	1.00%	-7.8%	12/31/2022	$0.94	0	$0	0.75%	-7.6%
12/31/2021	1.01	0	0	1.25%	1.4%	12/31/2021	1.02	0	0	1.00%	1.5%	12/31/2021	1.02	0	0	0.75%	1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.94	0	$0	0.50%	-7.3%	12/31/2022	$0.95	0	$0	0.25%	-7.1%	12/31/2022	$0.95	0	$0	0.00%	-6.9%
12/31/2021	1.02	0	0	0.50%	1.6%	12/31/2021	1.02	0	0	0.25%	1.7%	12/31/2021	1.02	0	0	0.00%	1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Intl Value Inv Class - 06-4XG

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$252,983	$279,024	6,976
Receivables: investments sold	-
Payables: investments purchased	(3,652)
Net assets	$249,331

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$249,331	297,325	$0.84
Band 100	-	-	0.84
Band 75	-	-	0.85
Band 50	-	-	0.85
Band 25	-	-	0.85
Band 0	-	-	0.85
Total	$249,331	297,325

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$6,839
Mortality & expense charges			(2,597)
Net investment income (loss)			4,242

Gain (loss) on investments:
Net realized gain (loss)			(3,861)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(22,489)
Net gain (loss)			(26,350)

Increase (decrease) in net assets from operations			$(22,108)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,242	$5,697
Net realized gain (loss)		(3,861)	(2)
Realized gain distributions		-	3,868
Net change in unrealized appreciation (depreciation)		(22,489)	(3,552)

Increase (decrease) in net assets from operations		(22,108)	6,011

Contract owner transactions:
Proceeds from units sold		74,328	228,482
Cost of units redeemed		(34,921)	(1,491)
Account charges		(970)	-
Increase (decrease)		38,437	226,991
Net increase (decrease)		16,329	233,002
Net assets, beginning		233,002	-
Net assets, ending		$249,331	$233,002

Units sold		100,360	243,996
Units redeemed		(45,448)	(1,583)
Net increase (decrease)		54,912	242,413
Units outstanding, beginning		242,413	-
Units outstanding, ending		297,325	242,413

* Date of Fund Inception into Variable Account: 6 /17 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$302,810
Cost of units redeemed/account charges			(37,382)
Net investment income (loss)			9,939
Net realized gain (loss)			(3,863)
Realized gain distributions			3,868
Net change in unrealized appreciation (depreciation)			(26,041)
Net assets			$249,331

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.84	297	$249	1.25%	-12.8%	12/31/2022	$0.84	0	$0	1.00%	-12.5%	12/31/2022	$0.85	0	$0	0.75%	-12.3%
12/31/2021	0.96	242	233	1.25%	-3.9%	12/31/2021	0.96	0	0	1.00%	-3.8%	12/31/2021	0.96	0	0	0.75%	-3.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.85	0	$0	0.50%	-12.1%	12/31/2022	$0.85	0	$0	0.25%	-11.9%	12/31/2022	$0.85	0	$0	0.00%	-11.7%
12/31/2021	0.97	0	0	0.50%	-3.5%	12/31/2021	0.97	0	0	0.25%	-3.4%	12/31/2021	0.97	0	0	0.00%	-3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.8%
2021	5.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard ST Bond Idx Adm Inst Class - 06-4YJ (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.92
Band 100	-	-	0.92
Band 75	-	-	0.92
Band 50	-	-	0.93
Band 25	-	-	0.93
Band 0	-	-	0.93
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.92	0	$0	1.25%	-6.8%	12/31/2022	$0.92	0	$0	1.00%	-6.6%	12/31/2022	$0.92	0	$0	0.75%	-6.3%
12/31/2021	0.99	0	0	1.25%	-1.5%	12/31/2021	0.99	0	0	1.00%	-1.4%	12/31/2021	0.99	0	0	0.75%	-1.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.93	0	$0	0.50%	-6.1%	12/31/2022	$0.93	0	$0	0.25%	-5.9%	12/31/2022	$0.93	0	$0	0.00%	-5.6%
12/31/2021	0.99	0	0	0.50%	-1.2%	12/31/2021	0.99	0	0	0.25%	-1.0%	12/31/2021	0.99	0	0	0.00%	-0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Windsor II Admiral Inst Class - 06-4V3

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,011,468	$3,308,156	45,492
Receivables: investments sold	-
Payables: investments purchased	(2,154)
Net assets	$3,009,314

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,009,314	3,036,589	$0.99
Band 100	-	-	1.00
Band 75	-	-	1.00
Band 50	-	-	1.00
Band 25	-	-	1.01
Band 0	-	-	1.01
Total	$3,009,314	3,036,589

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$32,103
Mortality & expense charges			(18,382)
Net investment income (loss)			13,721

Gain (loss) on investments:
Net realized gain (loss)			(71,573)
Realized gain distributions			159,893
Net change in unrealized appreciation (depreciation)			(283,503)
Net gain (loss)			(195,183)

Increase (decrease) in net assets from operations			$(181,462)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$13,721	$2,314
Net realized gain (loss)		(71,573)	253
Realized gain distributions		159,893	40,851
Net change in unrealized appreciation (depreciation)		(283,503)	(13,185)

Increase (decrease) in net assets from operations		(181,462)	30,233

Contract owner transactions:
Proceeds from units sold		5,410,307	1,182,020
Cost of units redeemed		(2,880,132)	(549,881)
Account charges		(1,426)	(345)
Increase (decrease)		2,528,749	631,794
Net increase (decrease)		2,347,287	662,027
Net assets, beginning		662,027	-
Net assets, ending		$3,009,314	$662,027

Units sold		7,731,494	1,495,418
Units redeemed		(5,267,967)	(922,356)
Net increase (decrease)		2,463,527	573,062
Units outstanding, beginning		573,062	-
Units outstanding, ending		3,036,589	573,062

* Date of Fund Inception into Variable Account: 3 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$6,592,327
Cost of units redeemed/account charges			(3,431,784)
Net investment income (loss)			16,035
Net realized gain (loss)			(71,320)
Realized gain distributions			200,744
Net change in unrealized appreciation (depreciation)			(296,688)
Net assets			$3,009,314

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.99	3,037	$3,009	1.25%	-14.2%	12/31/2022	$1.00	0	$0	1.00%	-14.0%	12/31/2022	$1.00	0	$0	0.75%	-13.8%
12/31/2021	1.16	573	662	1.25%	15.5%	12/31/2021	1.16	0	0	1.00%	15.8%	12/31/2021	1.16	0	0	0.75%	16.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.00	0	$0	0.50%	-13.6%	12/31/2022	$1.01	0	$0	0.25%	-13.4%	12/31/2022	$1.01	0	$0	0.00%	-13.1%
12/31/2021	1.16	0	0	0.50%	16.2%	12/31/2021	1.16	0	0	0.25%	16.4%	12/31/2021	1.17	0	0	0.00%	16.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.7%
2021	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard VIF Small Company Growth Portfolio - 06-119

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,000,598	$15,332,040	817,191
Receivables: investments sold	77,485
Payables: investments purchased	-
Net assets	$12,078,083

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,078,083	3,819,351	$3.16
Band 100	-	-	3.26
Band 75	-	-	3.37
Band 50	-	-	3.48
Band 25	-	-	3.59
Band 0	-	-	3.70
Total	$12,078,083	3,819,351

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$66,642
Mortality & expense charges			(276,075)
Net investment income (loss)			(209,433)

Gain (loss) on investments:
Net realized gain (loss)			(4,462,063)
Realized gain distributions			7,146,193
Net change in unrealized appreciation (depreciation)			(11,304,912)
Net gain (loss)			(8,620,782)

Increase (decrease) in net assets from operations			$(8,830,215)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(209,433)	$(362,836)
Net realized gain (loss)		(4,462,063)	6,421,956
Realized gain distributions		7,146,193	2,248,271
Net change in unrealized appreciation (depreciation)		(11,304,912)	(2,326,015)

Increase (decrease) in net assets from operations		(8,830,215)	5,981,376

Contract owner transactions:
Proceeds from units sold		3,411,824	6,486,744
Cost of units redeemed		(16,907,223)	(30,885,238)
Account charges		(5,947)	(10,318)
Increase (decrease)		(13,501,346)	(24,408,812)
Net increase (decrease)		(22,331,561)	(18,427,436)
Net assets, beginning		34,409,644	52,837,080
Net assets, ending		$12,078,083	$34,409,644

Units sold		1,003,158	1,551,923
Units redeemed		(5,189,166)	(7,427,301)
Net increase (decrease)		(4,186,008)	(5,875,378)
Units outstanding, beginning		8,005,359	13,880,737
Units outstanding, ending		3,819,351	8,005,359

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$133,905,009
Cost of units redeemed/account charges			(164,532,719)
Net investment income (loss)			(3,799,163)
Net realized gain (loss)			4,568,689
Realized gain distributions			45,267,709
Net change in unrealized appreciation (depreciation)			(3,331,442)
Net assets			$12,078,083

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.16	3,819	$12,078	1.25%	-26.3%	12/31/2022	$3.26	0	$0	1.00%	-26.1%	12/31/2022	$3.37	0	$0	0.75%	-25.9%
12/31/2021	4.29	7,901	33,892	1.25%	12.8%	12/31/2021	4.42	0	0	1.00%	13.1%	12/31/2021	4.55	0	0	0.75%	13.4%
12/31/2020	3.80	13,788	52,433	1.25%	21.7%	12/31/2020	3.91	0	0	1.00%	22.0%	12/31/2020	4.01	0	0	0.75%	22.3%
12/31/2019	3.13	14,355	44,874	1.25%	26.5%	12/31/2019	3.20	0	0	1.00%	26.8%	12/31/2019	3.28	0	0	0.75%	27.2%
12/31/2018	2.47	18,348	45,333	1.25%	-8.4%	12/31/2018	2.52	0	0	1.00%	-8.2%	12/31/2018	2.58	0	0	0.75%	-8.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.48	0	$0	0.50%	-25.7%	12/31/2022	$3.59	0	$0	0.25%	-25.5%	12/31/2022	$3.70	0	$0	0.00%	-25.4%
12/31/2021	4.68	0	0	0.50%	13.6%	12/31/2021	4.82	0	0	0.25%	13.9%	12/31/2021	4.96	104	518	0.00%	14.2%
12/31/2020	4.12	0	0	0.50%	22.6%	12/31/2020	4.23	0	0	0.25%	22.9%	12/31/2020	4.34	93	404	0.00%	23.2%
12/31/2019	3.36	0	0	0.50%	27.5%	12/31/2019	3.44	0	0	0.25%	27.8%	12/31/2019	3.52	709	2,499	0.00%	28.1%
12/31/2018	2.64	0	0	0.50%	-7.7%	12/31/2018	2.69	0	0	0.25%	-7.5%	12/31/2018	2.75	589	1,620	0.00%	-7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.3%
2021	0.4%
2020	0.5%
2019	0.6%
2018	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard 500 Index Fund Admiral Class - 06-FHY

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$117,739,739	$103,346,094	333,543
Receivables: investments sold	371,406
Payables: investments purchased	-
Net assets	$118,111,145

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$106,564,178	60,402,006	$1.76
Band 100	-	-	1.79
Band 75	-	-	1.82
Band 50	-	-	1.85
Band 25	-	-	1.87
Band 0	11,546,967	6,067,547	1.90
Total	$118,111,145	66,469,553

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,942,412
Mortality & expense charges			(1,381,085)
Net investment income (loss)			561,327

Gain (loss) on investments:
Net realized gain (loss)			4,680,932
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(32,590,421)
Net gain (loss)			(27,909,489)

Increase (decrease) in net assets from operations			$(27,348,162)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$561,327	$356,578
Net realized gain (loss)		4,680,932	7,230,490
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(32,590,421)	22,683,343

Increase (decrease) in net assets from operations		(27,348,162)	30,270,411

Contract owner transactions:
Proceeds from units sold		34,851,377	48,021,995
Cost of units redeemed		(33,742,617)	(32,952,202)
Account charges		(165,727)	(198,366)
Increase (decrease)		943,033	14,871,427
Net increase (decrease)		(26,405,129)	45,141,838
Net assets, beginning		144,516,274	99,374,436
Net assets, ending		$118,111,145	$144,516,274

Units sold		21,227,932	27,453,253
Units redeemed		(20,536,245)	(19,183,081)
Net increase (decrease)		691,687	8,270,172
Units outstanding, beginning		65,777,866	57,507,694
Units outstanding, ending		66,469,553	65,777,866

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$232,273,855
Cost of units redeemed/account charges			(148,436,965)
Net investment income (loss)			2,892,215
Net realized gain (loss)			16,988,395
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			14,393,645
Net assets			$118,111,145

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.76	60,402	$106,564	1.25%	-19.2%	12/31/2022	$1.79	0	$0	1.00%	-19.0%	12/31/2022	$1.82	0	$0	0.75%	-18.8%
12/31/2021	2.18	59,081	128,946	1.25%	27.1%	12/31/2021	2.21	0	0	1.00%	27.4%	12/31/2021	2.24	0	0	0.75%	27.7%
12/31/2020	1.72	50,816	87,282	1.25%	16.9%	12/31/2020	1.74	0	0	1.00%	17.2%	12/31/2020	1.75	0	0	0.75%	17.5%
12/31/2019	1.47	46,937	68,967	1.25%	29.8%	12/31/2019	1.48	0	0	1.00%	30.1%	12/31/2019	1.49	0	0	0.75%	30.5%
12/31/2018	1.13	43,376	49,093	1.25%	-5.6%	12/31/2018	1.14	0	0	1.00%	-5.4%	12/31/2018	1.14	0	0	0.75%	-5.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.85	0	$0	0.50%	-18.6%	12/31/2022	$1.87	0	$0	0.25%	-18.4%	12/31/2022	$1.90	6,068	$11,547	0.00%	-18.1%
12/31/2021	2.27	0	0	0.50%	28.0%	12/31/2021	2.30	0	0	0.25%	28.3%	12/31/2021	2.33	6,697	15,570	0.00%	28.7%
12/31/2020	1.77	0	0	0.50%	17.8%	12/31/2020	1.79	0	0	0.25%	18.1%	12/31/2020	1.81	6,692	12,092	0.00%	18.4%
12/31/2019	1.50	0	0	0.50%	30.8%	12/31/2019	1.52	0	0	0.25%	31.1%	12/31/2019	1.53	7,314	11,165	0.00%	31.5%
12/31/2018	1.15	0	0	0.50%	-4.9%	12/31/2018	1.16	0	0	0.25%	-4.7%	12/31/2018	1.16	7,915	9,193	0.00%	-4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.5%
2021	1.4%
2020	1.7%
2019	2.1%
2018	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Victory Sycamore Established Value Fund R Class - 06-583

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$695,787	$688,783	15,655
Receivables: investments sold	-
Payables: investments purchased	(8,654)
Net assets	$687,133

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$687,133	222,875	$3.08
Band 100	-	-	3.17
Band 75	-	-	3.25
Band 50	-	-	3.34
Band 25	-	-	3.43
Band 0	-	-	3.52
Total	$687,133	222,875

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$8,907
Mortality & expense charges			(10,153)
Net investment income (loss)			(1,246)

Gain (loss) on investments:
Net realized gain (loss)			68,065
Realized gain distributions			43,275
Net change in unrealized appreciation (depreciation)			(165,598)
Net gain (loss)			(54,258)

Increase (decrease) in net assets from operations			$(55,504)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,246)	$354
Net realized gain (loss)		68,065	119,074
Realized gain distributions		43,275	66,410
Net change in unrealized appreciation (depreciation)		(165,598)	92,117

Increase (decrease) in net assets from operations		(55,504)	277,955

Contract owner transactions:
Proceeds from units sold		181,276	326,949
Cost of units redeemed		(516,041)	(463,712)
Account charges		(1,155)	(1,453)
Increase (decrease)		(335,920)	(138,216)
Net increase (decrease)		(391,424)	139,739
Net assets, beginning		1,078,557	938,818
Net assets, ending		$687,133	$1,078,557

Units sold		65,497	141,127
Units redeemed		(177,667)	(182,155)
Net increase (decrease)		(112,170)	(41,028)
Units outstanding, beginning		335,045	376,073
Units outstanding, ending		222,875	335,045

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$5,154,524
Cost of units redeemed/account charges			(5,517,935)
Net investment income (loss)			(38,827)
Net realized gain (loss)			482,005
Realized gain distributions			600,362
Net change in unrealized appreciation (depreciation)			7,004
Net assets			$687,133

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.08	223	$687	1.25%	-4.2%	12/31/2022	$3.17	0	$0	1.00%	-4.0%	12/31/2022	$3.25	0	$0	0.75%	-3.7%
12/31/2021	3.22	335	1,079	1.25%	29.6%	12/31/2021	3.30	0	0	1.00%	29.9%	12/31/2021	3.38	0	0	0.75%	30.2%
12/31/2020	2.48	360	896	1.25%	6.2%	12/31/2020	2.54	0	0	1.00%	6.5%	12/31/2020	2.59	0	0	0.75%	6.8%
12/31/2019	2.34	461	1,078	1.25%	26.5%	12/31/2019	2.38	0	0	1.00%	26.8%	12/31/2019	2.43	0	0	0.75%	27.1%
12/31/2018	1.85	496	917	1.25%	-11.5%	12/31/2018	1.88	0	0	1.00%	-11.3%	12/31/2018	1.91	0	0	0.75%	-11.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.34	0	$0	0.50%	-3.5%	12/31/2022	$3.43	0	$0	0.25%	-3.3%	12/31/2022	$3.52	0	$0	0.00%	-3.0%
12/31/2021	3.46	0	0	0.50%	30.5%	12/31/2021	3.54	0	0	0.25%	30.9%	12/31/2021	3.63	0	0	0.00%	31.2%
12/31/2020	2.65	0	0	0.50%	7.0%	12/31/2020	2.71	0	0	0.25%	7.3%	12/31/2020	2.77	16	43	0.00%	7.6%
12/31/2019	2.48	0	0	0.50%	27.4%	12/31/2019	2.52	0	0	0.25%	27.8%	12/31/2019	2.57	9	23	0.00%	28.1%
12/31/2018	1.94	0	0	0.50%	-10.9%	12/31/2018	1.98	0	0	0.25%	-10.6%	12/31/2018	2.01	7	14	0.00%	-10.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.0%
2021	1.4%
2020	0.9%
2019	1.0%
2018	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Victory Sycamore Established Value Fund R6 Class - 06-FMX

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,928,436	$5,197,493	110,068
Receivables: investments sold	-
Payables: investments purchased	(2,890)
Net assets	$4,925,546

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,925,546	2,884,093	$1.71
Band 100	-	-	1.73
Band 75	-	-	1.76
Band 50	-	-	1.79
Band 25	-	-	1.81
Band 0	-	-	1.84
Total	$4,925,546	2,884,093

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$81,082
Mortality & expense charges			(60,461)
Net investment income (loss)			20,621

Gain (loss) on investments:
Net realized gain (loss)			28,148
Realized gain distributions			305,580
Net change in unrealized appreciation (depreciation)			(514,839)
Net gain (loss)			(181,111)

Increase (decrease) in net assets from operations			$(160,490)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$20,621	$25,616
Net realized gain (loss)		28,148	73,512
Realized gain distributions		305,580	298,453
Net change in unrealized appreciation (depreciation)		(514,839)	139,449

Increase (decrease) in net assets from operations		(160,490)	537,030

Contract owner transactions:
Proceeds from units sold		1,489,453	3,115,025
Cost of units redeemed		(1,113,465)	(542,409)
Account charges		(2,463)	(865)
Increase (decrease)		373,525	2,571,751
Net increase (decrease)		213,035	3,108,781
Net assets, beginning		4,712,511	1,603,730
Net assets, ending		$4,925,546	$4,712,511

Units sold		929,155	1,803,058
Units redeemed		(702,553)	(324,077)
Net increase (decrease)		226,602	1,478,981
Units outstanding, beginning		2,657,491	1,178,510
Units outstanding, ending		2,884,093	2,657,491

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$7,634,189
Cost of units redeemed/account charges			(3,448,565)
Net investment income (loss)			55,464
Net realized gain (loss)			70,003
Realized gain distributions			883,512
Net change in unrealized appreciation (depreciation)			(269,057)
Net assets			$4,925,546

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.71	2,884	$4,926	1.25%	-3.7%	12/31/2022	$1.73	0	$0	1.00%	-3.5%	12/31/2022	$1.76	0	$0	0.75%	-3.2%
12/31/2021	1.77	2,657	4,713	1.25%	30.3%	12/31/2021	1.80	0	0	1.00%	30.6%	12/31/2021	1.82	0	0	0.75%	31.0%
12/31/2020	1.36	1,179	1,604	1.25%	6.8%	12/31/2020	1.37	0	0	1.00%	7.1%	12/31/2020	1.39	0	0	0.75%	7.4%
12/31/2019	1.27	1,132	1,443	1.25%	27.2%	12/31/2019	1.28	0	0	1.00%	27.5%	12/31/2019	1.29	0	0	0.75%	27.9%
12/31/2018	1.00	1,523	1,525	1.25%	-11.1%	12/31/2018	1.01	0	0	1.00%	-10.8%	12/31/2018	1.01	0	0	0.75%	-10.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.79	0	$0	0.50%	-3.0%	12/31/2022	$1.81	0	$0	0.25%	-2.7%	12/31/2022	$1.84	0	$0	0.00%	-2.5%
12/31/2021	1.84	0	0	0.50%	31.3%	12/31/2021	1.87	0	0	0.25%	31.6%	12/31/2021	1.89	0	0	0.00%	31.9%
12/31/2020	1.40	0	0	0.50%	7.6%	12/31/2020	1.42	0	0	0.25%	7.9%	12/31/2020	1.43	0	0	0.00%	8.2%
12/31/2019	1.30	0	0	0.50%	28.2%	12/31/2019	1.31	0	0	0.25%	28.5%	12/31/2019	1.32	0	0	0.00%	28.8%
12/31/2018	1.02	0	0	0.50%	-10.4%	12/31/2018	1.02	0	0	0.25%	-10.2%	12/31/2018	1.03	0	0	0.00%	-9.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.7%
2021	1.8%
2020	1.4%
2019	1.4%
2018	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Victory Sycamore Small Company Opportunity Fund R6 Class - 06-FMY

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$33,779	$35,784	723
Receivables: investments sold	-
Payables: investments purchased	(285)
Net assets	$33,494

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$33,494	22,997	$1.46
Band 100	-	-	1.48
Band 75	-	-	1.50
Band 50	-	-	1.52
Band 25	-	-	1.55
Band 0	-	-	1.57
Total	$33,494	22,997

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$223
Mortality & expense charges			(327)
Net investment income (loss)			(104)

Gain (loss) on investments:
Net realized gain (loss)			(532)
Realized gain distributions			1,652
Net change in unrealized appreciation (depreciation)			(2,016)
Net gain (loss)			(896)

Increase (decrease) in net assets from operations			$(1,000)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(104)	$(28)
Net realized gain (loss)		(532)	263
Realized gain distributions		1,652	640
Net change in unrealized appreciation (depreciation)		(2,016)	(89)

Increase (decrease) in net assets from operations		(1,000)	786

Contract owner transactions:
Proceeds from units sold		32,902	4,105
Cost of units redeemed		(4,638)	(1,645)
Account charges		(31)	-
Increase (decrease)		28,233	2,460
Net increase (decrease)		27,233	3,246
Net assets, beginning		6,261	3,015
Net assets, ending		$33,494	$6,261

Units sold		22,388	2,737
Units redeemed		(3,360)	(1,138)
Net increase (decrease)		19,028	1,599
Units outstanding, beginning		3,969	2,370
Units outstanding, ending		22,997	3,969

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$39,707
Cost of units redeemed/account charges			(6,365)
Net investment income (loss)			(144)
Net realized gain (loss)			(294)
Realized gain distributions			2,595
Net change in unrealized appreciation (depreciation)			(2,005)
Net assets			$33,494

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.46	23	$33	1.25%	-7.7%	12/31/2022	$1.48	0	$0	1.00%	-7.5%	12/31/2022	$1.50	0	$0	0.75%	-7.2%
12/31/2021	1.58	4	6	1.25%	24.0%	12/31/2021	1.60	0	0	1.00%	24.3%	12/31/2021	1.62	0	0	0.75%	24.7%
12/31/2020	1.27	2	3	1.25%	3.5%	12/31/2020	1.28	0	0	1.00%	3.8%	12/31/2020	1.30	0	0	0.75%	4.0%
12/31/2019	1.23	2	2	1.25%	25.4%	12/31/2019	1.24	0	0	1.00%	25.8%	12/31/2019	1.25	0	0	0.75%	26.1%
12/31/2018	0.98	2	2	1.25%	-9.4%	12/31/2018	0.98	0	0	1.00%	-9.2%	12/31/2018	0.99	0	0	0.75%	-8.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.52	0	$0	0.50%	-7.0%	12/31/2022	$1.55	0	$0	0.25%	-6.8%	12/31/2022	$1.57	0	$0	0.00%	-6.5%
12/31/2021	1.64	0	0	0.50%	25.0%	12/31/2021	1.66	0	0	0.25%	25.3%	12/31/2021	1.68	0	0	0.00%	25.6%
12/31/2020	1.31	0	0	0.50%	4.3%	12/31/2020	1.32	0	0	0.25%	4.6%	12/31/2020	1.34	0	0	0.00%	4.8%
12/31/2019	1.26	0	0	0.50%	26.4%	12/31/2019	1.27	0	0	0.25%	26.7%	12/31/2019	1.28	0	0	0.00%	27.0%
12/31/2018	0.99	0	0	0.50%	-8.7%	12/31/2018	1.00	0	0	0.25%	-8.5%	12/31/2018	1.01	0	0	0.00%	-8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.1%
2021	0.6%
2020	0.8%
2019	0.9%
2018	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Victory Trivalent International Small-Cap Fund A Class - 06-GFG

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.09
Band 75	-	-	1.10
Band 50	-	-	1.12
Band 25	-	-	1.13
Band 0	-	-	1.15
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(1,343)
Net realized gain (loss)		-	30,072
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	(20,506)

Increase (decrease) in net assets from operations		-	8,223

Contract owner transactions:
Proceeds from units sold		-	9,918
Cost of units redeemed		-	(117,322)
Account charges		-	(255)
Increase (decrease)		-	(107,659)
Net increase (decrease)		-	(99,436)
Net assets, beginning		-	99,436
Net assets, ending		$-	$-

Units sold		-	7,171
Units redeemed		-	(84,578)
Net increase (decrease)		-	(77,407)
Units outstanding, beginning		-	77,407
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$263,981
Cost of units redeemed/account charges			(276,437)
Net investment income (loss)			(1,882)
Net realized gain (loss)			10,047
Realized gain distributions			4,291
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.07	0	$0	1.25%	-24.4%	12/31/2022	$1.09	0	$0	1.00%	-24.2%	12/31/2022	$1.10	0	$0	0.75%	-24.0%
12/31/2021	1.42	0	0	1.25%	10.5%	12/31/2021	1.44	0	0	1.00%	10.8%	12/31/2021	1.45	0	0	0.75%	11.1%
12/31/2020	1.28	77	99	1.25%	13.5%	12/31/2020	1.30	0	0	1.00%	13.8%	12/31/2020	1.31	0	0	0.75%	14.1%
12/31/2019	1.13	72	81	1.25%	25.7%	12/31/2019	1.14	0	0	1.00%	26.0%	12/31/2019	1.15	0	0	0.75%	26.3%
12/31/2018	0.90	214	192	1.25%	-21.5%	12/31/2018	0.90	0	0	1.00%	-21.3%	12/31/2018	0.91	0	0	0.75%	-21.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.12	0	$0	0.50%	-23.8%	12/31/2022	$1.13	0	$0	0.25%	-23.6%	12/31/2022	$1.15	0	$0	0.00%	-23.4%
12/31/2021	1.47	0	0	0.50%	11.4%	12/31/2021	1.49	0	0	0.25%	11.7%	12/31/2021	1.50	0	0	0.00%	11.9%
12/31/2020	1.32	0	0	0.50%	14.4%	12/31/2020	1.33	0	0	0.25%	14.7%	12/31/2020	1.34	0	0	0.00%	15.0%
12/31/2019	1.15	0	0	0.50%	26.6%	12/31/2019	1.16	0	0	0.25%	26.9%	12/31/2019	1.17	0	0	0.00%	27.3%
12/31/2018	0.91	0	0	0.50%	-20.9%	12/31/2018	0.91	0	0	0.25%	-20.7%	12/31/2018	0.92	0	0	0.00%	-20.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.9%
2018	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Victory Trivalent International Small-Cap Fund R6 Class - 06-GFH

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$228,556	$289,921	17,727
Receivables: investments sold	-
Payables: investments purchased	(404)
Net assets	$228,152

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$228,152	208,957	$1.09
Band 100	-	-	1.11
Band 75	-	-	1.12
Band 50	-	-	1.14
Band 25	-	-	1.15
Band 0	-	-	1.17
Total	$228,152	208,957

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$2,310
Mortality & expense charges			(2,769)
Net investment income (loss)			(459)

Gain (loss) on investments:
Net realized gain (loss)			(9,467)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(54,144)
Net gain (loss)			(63,611)

Increase (decrease) in net assets from operations			$(64,070)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(459)	$1,835
Net realized gain (loss)		(9,467)	19,580
Realized gain distributions		-	16,400
Net change in unrealized appreciation (depreciation)		(54,144)	(23,025)

Increase (decrease) in net assets from operations		(64,070)	14,790

Contract owner transactions:
Proceeds from units sold		63,880	289,074
Cost of units redeemed		(38,319)	(126,302)
Account charges		(368)	(352)
Increase (decrease)		25,193	162,420
Net increase (decrease)		(38,877)	177,210
Net assets, beginning		267,029	89,819
Net assets, ending		$228,152	$267,029

Units sold		57,608	209,111
Units redeemed		(34,256)	(92,725)
Net increase (decrease)		23,352	116,386
Units outstanding, beginning		185,605	69,219
Units outstanding, ending		208,957	185,605

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$802,491
Cost of units redeemed/account charges			(552,073)
Net investment income (loss)			2,152
Net realized gain (loss)			20,542
Realized gain distributions			16,405
Net change in unrealized appreciation (depreciation)			(61,365)
Net assets			$228,152

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.09	209	$228	1.25%	-24.1%	12/31/2022	$1.11	0	$0	1.00%	-23.9%	12/31/2022	$1.12	0	$0	0.75%	-23.7%
12/31/2021	1.44	186	267	1.25%	10.9%	12/31/2021	1.46	0	0	1.00%	11.2%	12/31/2021	1.47	0	0	0.75%	11.4%
12/31/2020	1.30	69	90	1.25%	13.9%	12/31/2020	1.31	0	0	1.00%	14.2%	12/31/2020	1.32	0	0	0.75%	14.5%
12/31/2019	1.14	110	126	1.25%	26.1%	12/31/2019	1.15	0	0	1.00%	26.4%	12/31/2019	1.15	0	0	0.75%	26.7%
12/31/2018	0.90	0	0	1.25%	-21.3%	12/31/2018	0.91	0	0	1.00%	-21.1%	12/31/2018	0.91	0	0	0.75%	-20.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.14	0	$0	0.50%	-23.5%	12/31/2022	$1.15	0	$0	0.25%	-23.3%	12/31/2022	$1.17	0	$0	0.00%	-23.2%
12/31/2021	1.49	0	0	0.50%	11.7%	12/31/2021	1.51	0	0	0.25%	12.0%	12/31/2021	1.52	0	0	0.00%	12.3%
12/31/2020	1.33	0	0	0.50%	14.8%	12/31/2020	1.34	0	0	0.25%	15.1%	12/31/2020	1.36	0	0	0.00%	15.3%
12/31/2019	1.16	0	0	0.50%	27.1%	12/31/2019	1.17	0	0	0.25%	27.4%	12/31/2019	1.18	0	0	0.00%	27.7%
12/31/2018	0.91	0	0	0.50%	-20.7%	12/31/2018	0.92	0	0	0.25%	-20.5%	12/31/2018	0.92	0	0	0.00%	-20.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.9%
2021	2.4%
2020	0.3%
2019	3.7%
2018	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Victory Integrity Mid-Cap Value Fund R6 Class - 06-3RF

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$335,467	$385,497	15,628
Receivables: investments sold	231
Payables: investments purchased	-
Net assets	$335,698

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$335,698	232,220	$1.45
Band 100	-	-	1.46
Band 75	-	-	1.48
Band 50	-	-	1.49
Band 25	-	-	1.51
Band 0	-	-	1.52
Total	$335,698	232,220

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$5,504
Mortality & expense charges			(4,217)
Net investment income (loss)			1,287

Gain (loss) on investments:
Net realized gain (loss)			(515)
Realized gain distributions			14,067
Net change in unrealized appreciation (depreciation)			(41,862)
Net gain (loss)			(28,310)

Increase (decrease) in net assets from operations			$(27,023)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,287	$224
Net realized gain (loss)		(515)	(35)
Realized gain distributions		14,067	15,913
Net change in unrealized appreciation (depreciation)		(41,862)	(8,168)

Increase (decrease) in net assets from operations		(27,023)	7,934

Contract owner transactions:
Proceeds from units sold		15,023	691,138
Cost of units redeemed		(4,859)	(346,490)
Account charges		(25)	-
Increase (decrease)		10,139	344,648
Net increase (decrease)		(16,884)	352,582
Net assets, beginning		352,582	-
Net assets, ending		$335,698	$352,582

Units sold		10,172	897,251
Units redeemed		(3,229)	(671,974)
Net increase (decrease)		6,943	225,277
Units outstanding, beginning		225,277	-
Units outstanding, ending		232,220	225,277

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$706,161
Cost of units redeemed/account charges			(351,374)
Net investment income (loss)			1,511
Net realized gain (loss)			(550)
Realized gain distributions			29,980
Net change in unrealized appreciation (depreciation)			(50,030)
Net assets			$335,698

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.45	232	$336	1.25%	-7.6%	12/31/2022	$1.46	0	$0	1.00%	-7.4%	12/31/2022	$1.48	0	$0	0.75%	-7.2%
12/31/2021	1.57	225	353	1.25%	27.3%	12/31/2021	1.58	0	0	1.00%	27.6%	12/31/2021	1.59	0	0	0.75%	27.9%
12/31/2020	1.23	0	0	1.25%	4.1%	12/31/2020	1.24	0	0	1.00%	4.3%	12/31/2020	1.24	0	0	0.75%	4.6%
12/31/2019	1.18	0	0	1.25%	26.3%	12/31/2019	1.18	0	0	1.00%	26.6%	12/31/2019	1.19	0	0	0.75%	26.9%
12/31/2018	0.94	0	0	1.25%	-6.4%	12/31/2018	0.94	0	0	1.00%	-6.4%	12/31/2018	0.94	0	0	0.75%	-6.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.49	0	$0	0.50%	-6.9%	12/31/2022	$1.51	0	$0	0.25%	-6.7%	12/31/2022	$1.52	0	$0	0.00%	-6.5%
12/31/2021	1.60	0	0	0.50%	28.2%	12/31/2021	1.61	0	0	0.25%	28.5%	12/31/2021	1.63	0	0	0.00%	28.9%
12/31/2020	1.25	0	0	0.50%	4.9%	12/31/2020	1.26	0	0	0.25%	5.1%	12/31/2020	1.26	0	0	0.00%	5.4%
12/31/2019	1.19	0	0	0.50%	27.2%	12/31/2019	1.19	0	0	0.25%	27.6%	12/31/2019	1.20	0	0	0.00%	27.9%
12/31/2018	0.94	0	0	0.50%	-6.4%	12/31/2018	0.94	0	0	0.25%	-6.4%	12/31/2018	0.94	0	0	0.00%	-6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.6%
2021	0.4%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Victory Integrity Small-Cap Value Fund R6 Class - 06-3JN

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,127	$2,394	64
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$2,125

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,125	1,853	$1.15
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.20
Band 0	-	-	1.21
Total	$2,125	1,853

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$14
Mortality & expense charges			(14)
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			(76)
Realized gain distributions			261
Net change in unrealized appreciation (depreciation)			(238)
Net gain (loss)			(53)

Increase (decrease) in net assets from operations			$(53)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(160)
Net realized gain (loss)		(76)	4,730
Realized gain distributions		261	33
Net change in unrealized appreciation (depreciation)		(238)	(1,749)

Increase (decrease) in net assets from operations		(53)	2,854

Contract owner transactions:
Proceeds from units sold		3,499	61,637
Cost of units redeemed		(1,573)	(71,660)
Account charges		(12)	(59)
Increase (decrease)		1,914	(10,082)
Net increase (decrease)		1,861	(7,228)
Net assets, beginning		264	7,492
Net assets, ending		$2,125	$264

Units sold		3,053	52,265
Units redeemed		(1,410)	(59,931)
Net increase (decrease)		1,643	(7,666)
Units outstanding, beginning		210	7,876
Units outstanding, ending		1,853	210

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$75,688
Cost of units redeemed/account charges			(78,096)
Net investment income (loss)			(150)
Net realized gain (loss)			4,656
Realized gain distributions			294
Net change in unrealized appreciation (depreciation)			(267)
Net assets			$2,125

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.15	2	$2	1.25%	-8.7%	12/31/2022	$1.16	0	$0	1.00%	-8.5%	12/31/2022	$1.17	0	$0	0.75%	-8.3%
12/31/2021	1.26	0	0	1.25%	32.1%	12/31/2021	1.27	0	0	1.00%	32.4%	12/31/2021	1.28	0	0	0.75%	32.8%
12/31/2020	0.95	8	7	1.25%	0.1%	12/31/2020	0.96	0	0	1.00%	0.3%	12/31/2020	0.96	0	0	0.75%	0.6%
12/31/2019	0.95	0	0	1.25%	21.7%	12/31/2019	0.95	0	0	1.00%	22.1%	12/31/2019	0.96	0	0	0.75%	22.4%
12/31/2018	0.78	0	0	1.25%	-21.9%	12/31/2018	0.78	0	0	1.00%	-21.9%	12/31/2018	0.78	0	0	0.75%	-21.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.18	0	$0	0.50%	-8.0%	12/31/2022	$1.20	0	$0	0.25%	-7.8%	12/31/2022	$1.21	0	$0	0.00%	-7.6%
12/31/2021	1.29	0	0	0.50%	33.1%	12/31/2021	1.30	0	0	0.25%	33.4%	12/31/2021	1.31	0	0	0.00%	33.8%
12/31/2020	0.97	0	0	0.50%	0.8%	12/31/2020	0.97	0	0	0.25%	1.1%	12/31/2020	0.98	0	0	0.00%	1.3%
12/31/2019	0.96	0	0	0.50%	22.7%	12/31/2019	0.96	0	0	0.25%	23.0%	12/31/2019	0.97	0	0	0.00%	23.3%
12/31/2018	0.78	0	0	0.50%	-21.8%	12/31/2018	0.78	0	0	0.25%	-21.7%	12/31/2018	0.78	0	0	0.00%	-21.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.2%
2021	0.0%
2020	0.9%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Victory RS Small Cap Growth Fund R6 Class - 06-33C

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$179,847	$333,731	3,801
Receivables: investments sold	700
Payables: investments purchased	-
Net assets	$180,547

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$180,547	204,248	$0.88
Band 100	-	-	0.89
Band 75	-	-	0.91
Band 50	-	-	0.92
Band 25	-	-	0.93
Band 0	-	-	0.94
Total	$180,547	204,248

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$2
Mortality & expense charges			(3,049)
Net investment income (loss)			(3,047)

Gain (loss) on investments:
Net realized gain (loss)			(89,844)
Realized gain distributions			9,800
Net change in unrealized appreciation (depreciation)			(54,380)
Net gain (loss)			(134,424)

Increase (decrease) in net assets from operations			$(137,471)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,047)	$(7,376)
Net realized gain (loss)		(89,844)	82,255
Realized gain distributions		9,800	60,789
Net change in unrealized appreciation (depreciation)		(54,380)	(186,184)

Increase (decrease) in net assets from operations		(137,471)	(50,516)

Contract owner transactions:
Proceeds from units sold		21,938	770,937
Cost of units redeemed		(162,875)	(666,898)
Account charges		(337)	(2,110)
Increase (decrease)		(141,274)	101,929
Net increase (decrease)		(278,745)	51,413
Net assets, beginning		459,292	407,879
Net assets, ending		$180,547	$459,292

Units sold		21,214	498,548
Units redeemed		(140,981)	(428,173)
Net increase (decrease)		(119,767)	70,375
Units outstanding, beginning		324,015	253,640
Units outstanding, ending		204,248	324,015

* Date of Fund Inception into Variable Account: 2 /22 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,220,942
Cost of units redeemed/account charges			(1,000,507)
Net investment income (loss)			(16,256)
Net realized gain (loss)			5,365
Realized gain distributions			124,887
Net change in unrealized appreciation (depreciation)			(153,884)
Net assets			$180,547

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.88	204	$181	1.25%	-37.6%	12/31/2022	$0.89	0	$0	1.00%	-37.5%	12/31/2022	$0.91	0	$0	0.75%	-37.3%
12/31/2021	1.42	324	459	1.25%	-11.9%	12/31/2021	1.43	0	0	1.00%	-11.6%	12/31/2021	1.45	0	0	0.75%	-11.4%
12/31/2020	1.61	254	408	1.25%	36.6%	12/31/2020	1.62	0	0	1.00%	36.9%	12/31/2020	1.63	0	0	0.75%	37.3%
12/31/2019	1.18	252	297	1.25%	36.7%	12/31/2019	1.18	0	0	1.00%	37.0%	12/31/2019	1.19	0	0	0.75%	37.3%
12/31/2018	0.86	21	18	1.25%	-13.9%	12/31/2018	0.86	0	0	1.00%	-13.7%	12/31/2018	0.87	0	0	0.75%	-13.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.92	0	$0	0.50%	-37.2%	12/31/2022	$0.93	0	$0	0.25%	-37.0%	12/31/2022	$0.94	0	$0	0.00%	-36.9%
12/31/2021	1.46	0	0	0.50%	-11.2%	12/31/2021	1.47	0	0	0.25%	-11.0%	12/31/2021	1.49	0	0	0.00%	-10.7%
12/31/2020	1.64	0	0	0.50%	37.6%	12/31/2020	1.65	0	0	0.25%	38.0%	12/31/2020	1.67	0	0	0.00%	38.3%
12/31/2019	1.19	0	0	0.50%	37.7%	12/31/2019	1.20	0	0	0.25%	38.0%	12/31/2019	1.20	0	0	0.00%	38.4%
12/31/2018	0.87	0	0	0.50%	-13.3%	12/31/2018	0.87	0	0	0.25%	-13.1%	12/31/2018	0.87	0	0	0.00%	-12.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Victory Sophus Emerging Markets Fund R6 Class - 06-3R9

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.03
Band 75	-	-	1.04
Band 50	-	-	1.05
Band 25	-	-	1.06
Band 0	-	-	1.07
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(5)
Net realized gain (loss)		-	394
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	(275)

Increase (decrease) in net assets from operations		-	114

Contract owner transactions:
Proceeds from units sold		-	500
Cost of units redeemed		-	(1,834)
Account charges		-	(1)
Increase (decrease)		-	(1,335)
Net increase (decrease)		-	(1,221)
Net assets, beginning		-	1,221
Net assets, ending		$-	$-

Units sold		-	340
Units redeemed		-	(1,219)
Net increase (decrease)		-	(879)
Units outstanding, beginning		-	879
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,443
Cost of units redeemed/account charges			(1,837)
Net investment income (loss)			-
Net realized gain (loss)			394
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.01	0	$0	1.25%	-23.0%	12/31/2022	$1.03	0	$0	1.00%	-22.8%	12/31/2022	$1.04	0	$0	0.75%	-22.6%
12/31/2021	1.32	0	0	1.25%	-5.1%	12/31/2021	1.33	0	0	1.00%	-4.9%	12/31/2021	1.34	0	0	0.75%	-4.6%
12/31/2020	1.39	1	1	1.25%	15.8%	12/31/2020	1.40	0	0	1.00%	16.1%	12/31/2020	1.40	0	0	0.75%	16.4%
12/31/2019	1.20	0	0	1.25%	22.0%	12/31/2019	1.20	0	0	1.00%	22.3%	12/31/2019	1.21	0	0	0.75%	22.6%
12/31/2018	0.98	0	0	1.25%	-1.7%	12/31/2018	0.98	0	0	1.00%	-1.6%	12/31/2018	0.98	0	0	0.75%	-1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.05	0	$0	0.50%	-22.4%	12/31/2022	$1.06	0	$0	0.25%	-22.3%	12/31/2022	$1.07	0	$0	0.00%	-22.1%
12/31/2021	1.35	0	0	0.50%	-4.4%	12/31/2021	1.36	0	0	0.25%	-4.2%	12/31/2021	1.37	0	0	0.00%	-3.9%
12/31/2020	1.41	0	0	0.50%	16.7%	12/31/2020	1.42	0	0	0.25%	17.0%	12/31/2020	1.43	0	0	0.00%	17.3%
12/31/2019	1.21	0	0	0.50%	22.9%	12/31/2019	1.21	0	0	0.25%	23.2%	12/31/2019	1.22	0	0	0.00%	23.5%
12/31/2018	0.98	0	0	0.50%	-1.6%	12/31/2018	0.98	0	0	0.25%	-1.6%	12/31/2018	0.98	0	0	0.00%	-1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	1.7%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Victory Trivalent International Fund-Core Equity R6 Class - 06-3RC

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.10
Band 100	-	-	1.11
Band 75	-	-	1.12
Band 50	-	-	1.13
Band 25	-	-	1.15
Band 0	-	-	1.16
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(426)
Net realized gain (loss)		-	10,867
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	(5,359)

Increase (decrease) in net assets from operations		-	5,082

Contract owner transactions:
Proceeds from units sold		-	34,373
Cost of units redeemed		-	(119,888)
Account charges		-	-
Increase (decrease)		-	(85,515)
Net increase (decrease)		-	(80,433)
Net assets, beginning		-	80,433
Net assets, ending		$-	$-

Units sold		-	26,490
Units redeemed		-	(91,734)
Net increase (decrease)		-	(65,244)
Units outstanding, beginning		-	65,244
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$114,342
Cost of units redeemed/account charges			(124,847)
Net investment income (loss)			(41)
Net realized gain (loss)			10,546
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.10	0	$0	1.25%	-18.3%	12/31/2022	$1.11	0	$0	1.00%	-18.1%	12/31/2022	$1.12	0	$0	0.75%	-17.9%
12/31/2021	1.35	0	0	1.25%	9.1%	12/31/2021	1.36	0	0	1.00%	9.4%	12/31/2021	1.37	0	0	0.75%	9.7%
12/31/2020	1.23	65	80	1.25%	4.6%	12/31/2020	1.24	0	0	1.00%	4.8%	12/31/2020	1.25	0	0	0.75%	5.1%
12/31/2019	1.18	0	0	1.25%	21.1%	12/31/2019	1.18	0	0	1.00%	21.4%	12/31/2019	1.18	0	0	0.75%	21.7%
12/31/2018	0.97	0	0	1.25%	-2.6%	12/31/2018	0.97	0	0	1.00%	-2.6%	12/31/2018	0.97	0	0	0.75%	-2.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.13	0	$0	0.50%	-17.6%	12/31/2022	$1.15	0	$0	0.25%	-17.4%	12/31/2022	$1.16	0	$0	0.00%	-17.2%
12/31/2021	1.38	0	0	0.50%	10.0%	12/31/2021	1.39	0	0	0.25%	10.2%	12/31/2021	1.40	0	0	0.00%	10.5%
12/31/2020	1.25	0	0	0.50%	5.4%	12/31/2020	1.26	0	0	0.25%	5.6%	12/31/2020	1.26	0	0	0.00%	5.9%
12/31/2019	1.19	0	0	0.50%	22.0%	12/31/2019	1.19	0	0	0.25%	22.3%	12/31/2019	1.19	0	0	0.00%	22.6%
12/31/2018	0.97	0	0	0.50%	-2.6%	12/31/2018	0.97	0	0	0.25%	-2.6%	12/31/2018	0.97	0	0	0.00%	-2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	2.9%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Victory Sycamore Small Company Opportunity Fund R Class - 06-584

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$506,856	$529,036	12,131
Receivables: investments sold	-
Payables: investments purchased	(479)
Net assets	$506,377

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$506,377	188,746	$2.68
Band 100	-	-	2.75
Band 75	-	-	2.83
Band 50	-	-	2.90
Band 25	-	-	2.98
Band 0	-	-	3.06
Total	$506,377	188,746

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,078
Mortality & expense charges			(6,965)
Net investment income (loss)			(5,887)

Gain (loss) on investments:
Net realized gain (loss)			8,550
Realized gain distributions			28,434
Net change in unrealized appreciation (depreciation)			(88,352)
Net gain (loss)			(51,368)

Increase (decrease) in net assets from operations			$(57,255)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,887)	$(8,833)
Net realized gain (loss)		8,550	113,884
Realized gain distributions		28,434	77,400
Net change in unrealized appreciation (depreciation)		(88,352)	(29,980)

Increase (decrease) in net assets from operations		(57,255)	152,471

Contract owner transactions:
Proceeds from units sold		104,401	229,147
Cost of units redeemed		(191,058)	(401,266)
Account charges		(564)	(778)
Increase (decrease)		(87,221)	(172,897)
Net increase (decrease)		(144,476)	(20,426)
Net assets, beginning		650,853	671,279
Net assets, ending		$506,377	$650,853

Units sold		40,920	105,127
Units redeemed		(74,816)	(165,779)
Net increase (decrease)		(33,896)	(60,652)
Units outstanding, beginning		222,642	283,294
Units outstanding, ending		188,746	222,642

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$3,697,423
Cost of units redeemed/account charges			(3,755,999)
Net investment income (loss)			(60,167)
Net realized gain (loss)			284,671
Realized gain distributions			362,629
Net change in unrealized appreciation (depreciation)			(22,180)
Net assets			$506,377

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.68	189	$506	1.25%	-8.2%	12/31/2022	$2.75	0	$0	1.00%	-8.0%	12/31/2022	$2.83	0	$0	0.75%	-7.8%
12/31/2021	2.92	223	651	1.25%	23.4%	12/31/2021	2.99	0	0	1.00%	23.7%	12/31/2021	3.07	0	0	0.75%	24.0%
12/31/2020	2.37	283	671	1.25%	2.9%	12/31/2020	2.42	0	0	1.00%	3.2%	12/31/2020	2.47	0	0	0.75%	3.4%
12/31/2019	2.30	263	605	1.25%	24.7%	12/31/2019	2.35	0	0	1.00%	25.0%	12/31/2019	2.39	0	0	0.75%	25.3%
12/31/2018	1.85	303	559	1.25%	-9.9%	12/31/2018	1.88	0	0	1.00%	-9.7%	12/31/2018	1.91	0	0	0.75%	-9.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.90	0	$0	0.50%	-7.5%	12/31/2022	$2.98	0	$0	0.25%	-7.3%	12/31/2022	$3.06	0	$0	0.00%	-7.1%
12/31/2021	3.14	0	0	0.50%	24.3%	12/31/2021	3.22	0	0	0.25%	24.6%	12/31/2021	3.30	0	0	0.00%	24.9%
12/31/2020	2.53	0	0	0.50%	3.7%	12/31/2020	2.58	0	0	0.25%	3.9%	12/31/2020	2.64	0	0	0.00%	4.2%
12/31/2019	2.44	0	0	0.50%	25.7%	12/31/2019	2.48	0	0	0.25%	26.0%	12/31/2019	2.53	0	0	0.00%	26.3%
12/31/2018	1.94	0	0	0.50%	-9.2%	12/31/2018	1.97	0	0	0.25%	-9.0%	12/31/2018	2.01	0	0	0.00%	-8.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.2%
2021	0.0%
2020	0.3%
2019	0.3%
2018	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust USAA Intermediate Term Bond Fund R6 Class - 06-4NT

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$25,734	$30,479	2,878
Receivables: investments sold	84
Payables: investments purchased	-
Net assets	$25,818

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$25,818	29,184	$0.88
Band 100	-	-	0.89
Band 75	-	-	0.90
Band 50	-	-	0.90
Band 25	-	-	0.91
Band 0	-	-	0.91
Total	$25,818	29,184

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$797
Mortality & expense charges			(300)
Net investment income (loss)			497

Gain (loss) on investments:
Net realized gain (loss)			(30)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(3,904)
Net gain (loss)			(3,934)

Increase (decrease) in net assets from operations			$(3,437)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$497	$145
Net realized gain (loss)		(30)	11
Realized gain distributions		-	629
Net change in unrealized appreciation (depreciation)		(3,904)	(841)

Increase (decrease) in net assets from operations		(3,437)	(56)

Contract owner transactions:
Proceeds from units sold		4,699	54,364
Cost of units redeemed		(1)	(29,746)
Account charges		(4)	(1)
Increase (decrease)		4,694	24,617
Net increase (decrease)		1,257	24,561
Net assets, beginning		24,561	-
Net assets, ending		$25,818	$24,561

Units sold		5,184	52,979
Units redeemed		(6)	(28,973)
Net increase (decrease)		5,178	24,006
Units outstanding, beginning		24,006	-
Units outstanding, ending		29,184	24,006

* Date of Fund Inception into Variable Account: 8 /21 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$59,063
Cost of units redeemed/account charges			(29,752)
Net investment income (loss)			642
Net realized gain (loss)			(19)
Realized gain distributions			629
Net change in unrealized appreciation (depreciation)			(4,745)
Net assets			$25,818

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.88	29	$26	1.25%	-13.5%	12/31/2022	$0.89	0	$0	1.00%	-13.3%	12/31/2022	$0.90	0	$0	0.75%	-13.1%
12/31/2021	1.02	24	25	1.25%	-0.1%	12/31/2021	1.03	0	0	1.00%	0.1%	12/31/2021	1.03	0	0	0.75%	0.4%
12/31/2020	1.02	0	0	1.25%	2.5%	12/31/2020	1.03	0	0	1.00%	2.5%	12/31/2020	1.03	0	0	0.75%	2.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.90	0	$0	0.50%	-12.9%	12/31/2022	$0.91	0	$0	0.25%	-12.7%	12/31/2022	$0.91	0	$0	0.00%	-12.4%
12/31/2021	1.03	0	0	0.50%	0.6%	12/31/2021	1.04	0	0	0.25%	0.9%	12/31/2021	1.04	0	0	0.00%	1.1%
12/31/2020	1.03	0	0	0.50%	2.7%	12/31/2020	1.03	0	0	0.25%	2.8%	12/31/2020	1.03	0	0	0.00%	2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.2%
2021	2.5%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust USAA International Fund R6 Class - 06-4NW (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.08
Band 75	-	-	1.08
Band 50	-	-	1.09
Band 25	-	-	1.09
Band 0	-	-	1.10
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /21 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.07	0	$0	1.25%	-16.5%	12/31/2022	$1.08	0	$0	1.00%	-16.3%	12/31/2022	$1.08	0	$0	0.75%	-16.1%
12/31/2021	1.28	0	0	1.25%	15.1%	12/31/2021	1.28	0	0	1.00%	15.4%	12/31/2021	1.29	0	0	0.75%	15.7%
12/31/2020	1.11	0	0	1.25%	11.2%	12/31/2020	1.11	0	0	1.00%	11.3%	12/31/2020	1.11	0	0	0.75%	11.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.09	0	$0	0.50%	-15.9%	12/31/2022	$1.09	0	$0	0.25%	-15.6%	12/31/2022	$1.10	0	$0	0.00%	-15.4%
12/31/2021	1.29	0	0	0.50%	16.0%	12/31/2021	1.30	0	0	0.25%	16.3%	12/31/2021	1.30	0	0	0.00%	16.6%
12/31/2020	1.11	0	0	0.50%	11.5%	12/31/2020	1.12	0	0	0.25%	11.6%	12/31/2020	1.12	0	0	0.00%	11.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust USAA Nasdaq 100 Index Fund R6 Class - 06-4NV (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.94
Band 100	-	-	0.94
Band 75	-	-	0.95
Band 50	-	-	0.95
Band 25	-	-	0.96
Band 0	-	-	0.96
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /21 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.94	0	$0	1.25%	-33.5%	12/31/2022	$0.94	0	$0	1.00%	-33.3%	12/31/2022	$0.95	0	$0	0.75%	-33.1%
12/31/2021	1.41	0	0	1.25%	25.6%	12/31/2021	1.41	0	0	1.00%	25.9%	12/31/2021	1.42	0	0	0.75%	26.2%
12/31/2020	1.12	0	0	1.25%	12.0%	12/31/2020	1.12	0	0	1.00%	12.1%	12/31/2020	1.12	0	0	0.75%	12.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.95	0	$0	0.50%	-33.0%	12/31/2022	$0.96	0	$0	0.25%	-32.8%	12/31/2022	$0.96	0	$0	0.00%	-32.6%
12/31/2021	1.42	0	0	0.50%	26.5%	12/31/2021	1.43	0	0	0.25%	26.8%	12/31/2021	1.43	0	0	0.00%	27.1%
12/31/2020	1.12	0	0	0.50%	12.3%	12/31/2020	1.12	0	0	0.25%	12.4%	12/31/2020	1.12	0	0	0.00%	12.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Victory Sycamore Established Value Fund A Class - 06-581

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,566,919	$3,367,651	79,593
Receivables: investments sold	-
Payables: investments purchased	(9,111)
Net assets	$3,557,808

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,517,650	1,118,048	$3.15
Band 100	-	-	3.23
Band 75	-	-	3.32
Band 50	-	-	3.41
Band 25	-	-	3.50
Band 0	40,158	11,180	3.59
Total	$3,557,808	1,129,228

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$47,202
Mortality & expense charges			(45,191)
Net investment income (loss)			2,011

Gain (loss) on investments:
Net realized gain (loss)			204,773
Realized gain distributions			220,509
Net change in unrealized appreciation (depreciation)			(583,113)
Net gain (loss)			(157,831)

Increase (decrease) in net assets from operations			$(155,820)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,011	$1,745
Net realized gain (loss)		204,773	1,183,974
Realized gain distributions		220,509	255,629
Net change in unrealized appreciation (depreciation)		(583,113)	181,201

Increase (decrease) in net assets from operations		(155,820)	1,622,549

Contract owner transactions:
Proceeds from units sold		915,894	1,160,788
Cost of units redeemed		(1,331,750)	(4,384,230)
Account charges		(2,504)	(2,060)
Increase (decrease)		(418,360)	(3,225,502)
Net increase (decrease)		(574,180)	(1,602,953)
Net assets, beginning		4,131,988	5,734,941
Net assets, ending		$3,557,808	$4,131,988

Units sold		301,082	395,297
Units redeemed		(431,126)	(1,406,844)
Net increase (decrease)		(130,044)	(1,011,547)
Units outstanding, beginning		1,259,272	2,270,819
Units outstanding, ending		1,129,228	1,259,272

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$13,249,474
Cost of units redeemed/account charges			(13,508,950)
Net investment income (loss)			(75,983)
Net realized gain (loss)			1,862,905
Realized gain distributions			1,831,094
Net change in unrealized appreciation (depreciation)			199,268
Net assets			$3,557,808

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.15	1,118	$3,518	1.25%	-4.0%	12/31/2022	$3.23	0	$0	1.00%	-3.8%	12/31/2022	$3.32	0	$0	0.75%	-3.5%
12/31/2021	3.28	1,250	4,099	1.25%	29.8%	12/31/2021	3.36	0	0	1.00%	30.2%	12/31/2021	3.44	0	0	0.75%	30.5%
12/31/2020	2.52	2,265	5,718	1.25%	6.5%	12/31/2020	2.58	0	0	1.00%	6.7%	12/31/2020	2.64	0	0	0.75%	7.0%
12/31/2019	2.37	2,307	5,472	1.25%	26.8%	12/31/2019	2.42	0	0	1.00%	27.1%	12/31/2019	2.46	0	0	0.75%	27.4%
12/31/2018	1.87	3,394	6,350	1.25%	-11.4%	12/31/2018	1.90	0	0	1.00%	-11.1%	12/31/2018	1.93	0	0	0.75%	-10.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.41	0	$0	0.50%	-3.3%	12/31/2022	$3.50	0	$0	0.25%	-3.1%	12/31/2022	$3.59	11	$40	0.00%	-2.8%
12/31/2021	3.52	0	0	0.50%	30.8%	12/31/2021	3.61	0	0	0.25%	31.2%	12/31/2021	3.70	9	33	0.00%	31.5%
12/31/2020	2.69	0	0	0.50%	7.3%	12/31/2020	2.75	0	0	0.25%	7.5%	12/31/2020	2.81	6	17	0.00%	7.8%
12/31/2019	2.51	0	0	0.50%	27.7%	12/31/2019	2.56	0	0	0.25%	28.0%	12/31/2019	2.61	6	15	0.00%	28.4%
12/31/2018	1.97	0	0	0.50%	-10.7%	12/31/2018	2.00	0	0	0.25%	-10.5%	12/31/2018	2.03	6	11	0.00%	-10.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.2%
2021	1.5%
2020	1.1%
2019	1.4%
2018	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Victory Sycamore Small Company Opportunity Fund A Class - 06-582

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$715,315	$750,949	15,645
Receivables: investments sold	479
Payables: investments purchased	-
Net assets	$715,794

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$715,794	260,947	$2.74
Band 100	-	-	2.82
Band 75	-	-	2.89
Band 50	-	-	2.97
Band 25	-	-	3.05
Band 0	-	-	3.13
Total	$715,794	260,947

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$2,038
Mortality & expense charges			(9,083)
Net investment income (loss)			(7,045)

Gain (loss) on investments:
Net realized gain (loss)			85,620
Realized gain distributions			36,383
Net change in unrealized appreciation (depreciation)			(197,728)
Net gain (loss)			(75,725)

Increase (decrease) in net assets from operations			$(82,770)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,045)	$(11,727)
Net realized gain (loss)		85,620	48,389
Realized gain distributions		36,383	112,892
Net change in unrealized appreciation (depreciation)		(197,728)	60,085

Increase (decrease) in net assets from operations		(82,770)	209,639

Contract owner transactions:
Proceeds from units sold		338,415	93,892
Cost of units redeemed		(551,801)	(199,278)
Account charges		(133)	(857)
Increase (decrease)		(213,519)	(106,243)
Net increase (decrease)		(296,289)	103,396
Net assets, beginning		1,012,083	908,687
Net assets, ending		$715,794	$1,012,083

Units sold		180,926	41,914
Units redeemed		(259,186)	(79,060)
Net increase (decrease)		(78,260)	(37,146)
Units outstanding, beginning		339,207	376,353
Units outstanding, ending		260,947	339,207

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$13,274,926
Cost of units redeemed/account charges			(14,777,195)
Net investment income (loss)			(228,661)
Net realized gain (loss)			915,564
Realized gain distributions			1,566,794
Net change in unrealized appreciation (depreciation)			(35,634)
Net assets			$715,794

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.74	261	$716	1.25%	-8.1%	12/31/2022	$2.82	0	$0	1.00%	-7.8%	12/31/2022	$2.89	0	$0	0.75%	-7.6%
12/31/2021	2.98	339	1,012	1.25%	23.6%	12/31/2021	3.06	0	0	1.00%	23.9%	12/31/2021	3.13	0	0	0.75%	24.2%
12/31/2020	2.41	376	909	1.25%	3.1%	12/31/2020	2.47	0	0	1.00%	3.3%	12/31/2020	2.52	0	0	0.75%	3.6%
12/31/2019	2.34	399	934	1.25%	24.9%	12/31/2019	2.39	0	0	1.00%	25.3%	12/31/2019	2.43	0	0	0.75%	25.6%
12/31/2018	1.87	3,009	5,640	1.25%	-9.7%	12/31/2018	1.91	0	0	1.00%	-9.5%	12/31/2018	1.94	0	0	0.75%	-9.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$2.97	0	$0	0.50%	-7.4%	12/31/2022	$3.05	0	$0	0.25%	-7.1%	12/31/2022	$3.13	0	$0	0.00%	-6.9%
12/31/2021	3.21	0	0	0.50%	24.5%	12/31/2021	3.28	0	0	0.25%	24.8%	12/31/2021	3.36	0	0	0.00%	25.1%
12/31/2020	2.58	0	0	0.50%	3.9%	12/31/2020	2.63	0	0	0.25%	4.1%	12/31/2020	2.69	0	0	0.00%	4.4%
12/31/2019	2.48	0	0	0.50%	25.9%	12/31/2019	2.53	0	0	0.25%	26.2%	12/31/2019	2.58	0	0	0.00%	26.5%
12/31/2018	1.97	0	0	0.50%	-9.0%	12/31/2018	2.00	0	0	0.25%	-8.8%	12/31/2018	2.04	0	0	0.00%	-8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.2%
2021	0.1%
2020	0.4%
2019	0.1%
2018	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Duff & Phelps Real Estate Securities Fund R Class - 06-4PH (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.21
Band 100	-	-	1.22
Band 75	-	-	1.22
Band 50	-	-	1.23
Band 25	-	-	1.24
Band 0	-	-	1.24
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.21	0	$0	1.25%	-26.8%	12/31/2022	$1.22	0	$0	1.00%	-26.7%	12/31/2022	$1.22	0	$0	0.75%	-26.5%
12/31/2021	1.65	0	0	1.25%	45.8%	12/31/2021	1.66	0	0	1.00%	46.1%	12/31/2021	1.66	0	0	0.75%	46.5%
12/31/2020	1.13	0	0	1.25%	13.3%	12/31/2020	1.13	0	0	1.00%	13.4%	12/31/2020	1.13	0	0	0.75%	13.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.23	0	$0	0.50%	-26.3%	12/31/2022	$1.24	0	$0	0.25%	-26.1%	12/31/2022	$1.24	0	$0	0.00%	-25.9%
12/31/2021	1.67	0	0	0.50%	46.9%	12/31/2021	1.67	0	0	0.25%	47.2%	12/31/2021	1.68	0	0	0.00%	47.6%
12/31/2020	1.13	0	0	0.50%	13.5%	12/31/2020	1.14	0	0	0.25%	13.5%	12/31/2020	1.14	0	0	0.00%	13.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus KAR Cap Growth R6 Class - 06-64N (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.66
Band 100	-	-	0.66
Band 75	-	-	0.66
Band 50	-	-	0.67
Band 25	-	-	0.67
Band 0	-	-	0.67
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /21 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.66	0	$0	1.25%	-31.0%	12/31/2022	$0.66	0	$0	1.00%	-30.9%	12/31/2022	$0.66	0	$0	0.75%	-30.7%
12/31/2021	0.96	0	0	1.25%	-4.2%	12/31/2021	0.96	0	0	1.00%	-4.2%	12/31/2021	0.96	0	0	0.75%	-4.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.67	0	$0	0.50%	-30.5%	12/31/2022	$0.67	0	$0	0.25%	-30.3%	12/31/2022	$0.67	0	$0	0.00%	-30.2%
12/31/2021	0.96	0	0	0.50%	-4.1%	12/31/2021	0.96	0	0	0.25%	-4.0%	12/31/2021	0.96	0	0	0.00%	-4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus NFJ Dividend Value A Class - 06-4WJ

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$175,626	$220,113	18,015
Receivables: investments sold	383
Payables: investments purchased	-
Net assets	$176,009

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$176,009	184,981	$0.95
Band 100	-	-	0.96
Band 75	-	-	0.96
Band 50	-	-	0.96
Band 25	-	-	0.97
Band 0	-	-	0.97
Total	$176,009	184,981

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$3,097
Mortality & expense charges			(2,348)
Net investment income (loss)			749

Gain (loss) on investments:
Net realized gain (loss)			(2,568)
Realized gain distributions			25,157
Net change in unrealized appreciation (depreciation)			(55,815)
Net gain (loss)			(33,226)

Increase (decrease) in net assets from operations			$(32,477)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$749	$247
Net realized gain (loss)		(2,568)	336
Realized gain distributions		25,157	10,222
Net change in unrealized appreciation (depreciation)		(55,815)	11,328

Increase (decrease) in net assets from operations		(32,477)	22,133

Contract owner transactions:
Proceeds from units sold		13,961	203,369
Cost of units redeemed		(15,045)	(15,921)
Account charges		(10)	(1)
Increase (decrease)		(1,094)	187,447
Net increase (decrease)		(33,571)	209,580
Net assets, beginning		209,580	-
Net assets, ending		$176,009	$209,580

Units sold		14,138	202,748
Units redeemed		(16,887)	(15,018)
Net increase (decrease)		(2,749)	187,730
Units outstanding, beginning		187,730	-
Units outstanding, ending		184,981	187,730

* Date of Fund Inception into Variable Account: 5 /6 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$217,330
Cost of units redeemed/account charges			(30,977)
Net investment income (loss)			996
Net realized gain (loss)			(2,232)
Realized gain distributions			35,379
Net change in unrealized appreciation (depreciation)			(44,487)
Net assets			$176,009

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.95	185	$176	1.25%	-14.8%	12/31/2022	$0.96	0	$0	1.00%	-14.6%	12/31/2022	$0.96	0	$0	0.75%	-14.3%
12/31/2021	1.12	186	208	1.25%	11.6%	12/31/2021	1.12	1	2	1.00%	11.8%	12/31/2021	1.12	0	0	0.75%	12.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.96	0	$0	0.50%	-14.1%	12/31/2022	$0.97	0	$0	0.25%	-13.9%	12/31/2022	$0.97	0	$0	0.00%	-13.7%
12/31/2021	1.12	0	0	0.50%	12.2%	12/31/2021	1.12	0	0	0.25%	12.4%	12/31/2021	1.13	0	0	0.00%	12.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.6%
2021	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus NFJ Mid-Cap Value A Class - 06-4WK

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$190,296	$266,330	8,197
Receivables: investments sold	-
Payables: investments purchased	(929)
Net assets	$189,367

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$128,504	139,293	$0.92
Band 100	60,863	65,701	0.93
Band 75	-	-	0.93
Band 50	-	-	0.93
Band 25	-	-	0.94
Band 0	-	-	0.94
Total	$189,367	204,994

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$2,513
Mortality & expense charges			(2,423)
Net investment income (loss)			90

Gain (loss) on investments:
Net realized gain (loss)			(4,724)
Realized gain distributions			40,686
Net change in unrealized appreciation (depreciation)			(69,238)
Net gain (loss)			(33,276)

Increase (decrease) in net assets from operations			$(33,186)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$90	$(355)
Net realized gain (loss)		(4,724)	1,706
Realized gain distributions		40,686	25,398
Net change in unrealized appreciation (depreciation)		(69,238)	(6,796)

Increase (decrease) in net assets from operations		(33,186)	19,953

Contract owner transactions:
Proceeds from units sold		8,725	346,556
Cost of units redeemed		(44,823)	(107,719)
Account charges		(73)	(66)
Increase (decrease)		(36,171)	238,771
Net increase (decrease)		(69,357)	258,724
Net assets, beginning		258,724	-
Net assets, ending		$189,367	$258,724

Units sold		9,145	347,386
Units redeemed		(44,816)	(106,721)
Net increase (decrease)		(35,671)	240,665
Units outstanding, beginning		240,665	-
Units outstanding, ending		204,994	240,665

* Date of Fund Inception into Variable Account: 5 /6 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$355,281
Cost of units redeemed/account charges			(152,681)
Net investment income (loss)			(265)
Net realized gain (loss)			(3,018)
Realized gain distributions			66,084
Net change in unrealized appreciation (depreciation)			(76,034)
Net assets			$189,367

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.92	139	$129	1.25%	-14.1%	12/31/2022	$0.93	66	$61	1.00%	-13.9%	12/31/2022	$0.93	0	$0	0.75%	-13.7%
12/31/2021	1.07	152	163	1.25%	7.4%	12/31/2021	1.08	89	95	1.00%	7.6%	12/31/2021	1.08	0	0	0.75%	7.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.93	0	$0	0.50%	-13.5%	12/31/2022	$0.94	0	$0	0.25%	-13.3%	12/31/2022	$0.94	0	$0	0.00%	-13.1%
12/31/2021	1.08	0	0	0.50%	8.0%	12/31/2021	1.08	0	0	0.25%	8.1%	12/31/2021	1.08	0	0	0.00%	8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.1%
2021	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus NFJ Small-Cap Value A Class - 06-4WM

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,227,137	$1,710,066	113,929
Receivables: investments sold	-
Payables: investments purchased	(121)
Net assets	$1,227,016

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,133,473	1,334,187	$0.85
Band 100	65,505	76,786	0.85
Band 75	-	-	0.86
Band 50	28,038	32,596	0.86
Band 25	-	-	0.86
Band 0	-	-	0.87
Total	$1,227,016	1,443,569

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$13,208
Mortality & expense charges			(17,772)
Net investment income (loss)			(4,564)

Gain (loss) on investments:
Net realized gain (loss)			(87,146)
Realized gain distributions			188,263
Net change in unrealized appreciation (depreciation)			(404,232)
Net gain (loss)			(303,115)

Increase (decrease) in net assets from operations			$(307,679)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,564)	$4,735
Net realized gain (loss)		(87,146)	(9,347)
Realized gain distributions		188,263	129,012
Net change in unrealized appreciation (depreciation)		(404,232)	(78,697)

Increase (decrease) in net assets from operations		(307,679)	45,703

Contract owner transactions:
Proceeds from units sold		70,713	2,269,302
Cost of units redeemed		(481,007)	(369,223)
Account charges		(495)	(298)
Increase (decrease)		(410,789)	1,899,781
Net increase (decrease)		(718,468)	1,945,484
Net assets, beginning		1,945,484	-
Net assets, ending		$1,227,016	$1,945,484

Units sold		79,338	2,275,403
Units redeemed		(530,187)	(380,985)
Net increase (decrease)		(450,849)	1,894,418
Units outstanding, beginning		1,894,418	-
Units outstanding, ending		1,443,569	1,894,418

* Date of Fund Inception into Variable Account: 5 /6 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,340,015
Cost of units redeemed/account charges			(851,023)
Net investment income (loss)			171
Net realized gain (loss)			(96,493)
Realized gain distributions			317,275
Net change in unrealized appreciation (depreciation)			(482,929)
Net assets			$1,227,016

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.85	1,334	$1,133	1.25%	-17.3%	12/31/2022	$0.85	77	$66	1.00%	-17.1%	12/31/2022	$0.86	0	$0	0.75%	-16.8%
12/31/2021	1.03	1,779	1,827	1.25%	2.7%	12/31/2021	1.03	82	85	1.00%	2.8%	12/31/2021	1.03	0	0	0.75%	3.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.86	33	$28	0.50%	-16.6%	12/31/2022	$0.86	0	$0	0.25%	-16.4%	12/31/2022	$0.87	0	$0	0.00%	-16.2%
12/31/2021	1.03	33	34	0.50%	3.2%	12/31/2021	1.03	0	0	0.25%	3.4%	12/31/2021	1.04	0	0	0.00%	3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.8%
2021	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust William Blair Small-Mid Cap Growth Fund I Class - 06-3TP (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.20
Band 100	-	-	1.21
Band 75	-	-	1.22
Band 50	-	-	1.23
Band 25	-	-	1.25
Band 0	-	-	1.26
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$168,916
Cost of units redeemed/account charges			(166,196)
Net investment income (loss)			(1,834)
Net realized gain (loss)			(11,777)
Realized gain distributions			10,891
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.20	0	$0	1.25%	-23.9%	12/31/2022	$1.21	0	$0	1.00%	-23.7%	12/31/2022	$1.22	0	$0	0.75%	-23.5%
12/31/2021	1.57	0	0	1.25%	7.2%	12/31/2021	1.59	0	0	1.00%	7.5%	12/31/2021	1.60	0	0	0.75%	7.7%
12/31/2020	1.47	0	0	1.25%	30.7%	12/31/2020	1.48	0	0	1.00%	31.0%	12/31/2020	1.48	0	0	0.75%	31.4%
12/31/2019	1.12	147	165	1.25%	12.4%	12/31/2019	1.13	0	0	1.00%	12.6%	12/31/2019	1.13	0	0	0.75%	12.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.23	0	$0	0.50%	-23.3%	12/31/2022	$1.25	0	$0	0.25%	-23.1%	12/31/2022	$1.26	0	$0	0.00%	-22.9%
12/31/2021	1.61	0	0	0.50%	8.0%	12/31/2021	1.62	0	0	0.25%	8.3%	12/31/2021	1.63	0	0	0.00%	8.6%
12/31/2020	1.49	0	0	0.50%	31.7%	12/31/2020	1.50	0	0	0.25%	32.0%	12/31/2020	1.50	0	0	0.00%	32.4%
12/31/2019	1.13	0	0	0.50%	13.1%	12/31/2019	1.13	0	0	0.25%	13.3%	12/31/2019	1.14	0	0	0.00%	13.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust William Blair Mid-Cap Growth Fund R6 Class - 06-69W (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.76
Band 100	-	-	0.76
Band 75	-	-	0.76
Band 50	-	-	0.77
Band 25	-	-	0.77
Band 0	-	-	0.77
Total	$-	-

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.76	0	$0	1.25%	-27.6%	12/31/2022	$0.76	0	$0	1.00%	-27.4%	12/31/2022	$0.76	0	$0	0.75%	-27.2%
12/31/2021	1.05	0	0	1.25%	4.9%	12/31/2021	1.05	0	0	1.00%	5.0%	12/31/2021	1.05	0	0	0.75%	5.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$0.77	0	$0	0.50%	-27.0%	12/31/2022	$0.77	0	$0	0.25%	-26.9%	12/31/2022	$0.77	0	$0	0.00%	-26.7%
12/31/2021	1.05	0	0	0.50%	5.0%	12/31/2021	1.05	0	0	0.25%	5.0%	12/31/2021	1.05	0	0	0.00%	5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS

1.   Organization

The AUL American Unit Trust (“Variable Account”) was established by American United Life Insurance Company (“AUL”) on August 17, 1989, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account is a segregated investment account of AUL and invests exclusively in shares of mutual fund portfolios offered by the following fund families:

Fund Families
AB	Fidelity	Neuberger Berman
Alger	First Eagle	North Square
American Beacon	Franklin Templeton	Northern Trust
American Century	Frost	Nuveen
American Funds	Goldman Sachs	Oakmark
AMG	Guggenheim	Parnassus
AQR	GuideStone	Pax World
Ariel	Harbor	Payden
Auxier	Hartford	Pimco
Ave Maria	Invesco	Pioneer
Baird	Ivy Funds	Principal
Baron Capital	Janus	Prudential
BlackRock	John Hancock	Putnam Investments
Blackstone	JP Morgan	Russell
BNY Mellon	Knights of Columbus	State Street
Calamos	Lazard	T. Rowe Price
Calvert	Legg Mason	Thornburg
Cohen & Steers	Lord Abbett	TIAA-CREF
Columbia	Mainstay	Timothy Plan
CRM	Manning & Napier	Touchstone
Crossmark	Mass Mutual	Vanguard
Delaware	Metropolitan West	Victory
Deutsche	MFS	Virtus
DFA	Monteagle	Voya
Driehaus	Nationwide	Wells Fargo
Federated	Natixis	William Blair

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The Variable Account is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification 946, Financial Services - Investment Companies.

2. Summary of Significant Accounting Policies

This annual report includes information related to investment subaccounts which are available for investment as of December 31, 2022. This includes subaccounts and bands for which there have been no investing transactions or income and expense transactions commenced during 2022.

For years after offering of the subaccount but prior to commencement of investing transactions, management has presented the accumulation unit values, expenses as a percentage of average net assets, and total return for these investment subaccounts using an inception date accumulation unit value of $1.00, adjusted for performance of the underlying mutual fund investment and contractual expense rates.

The Report of Independent Registered Public Accounting Firm covers the accompanying statements of net assets of each of the subaccounts as of December 31, 2022, and the related statements of operations and of changes in net assets for each of the periods, including the related notes (collectively referred to as the “financial statements”). The Report of Independent Registered Public Accounting Firm includes the subaccounts and periods that are audited.

For the year ending December 31, 2022, the subaccounts listed below did not have any investing or other transactions. For each of these subaccounts, the Statement of Net Assets, Statement of Operations, and Statement of Changes in Net Assets for the year ended December 31, 2022, and the financial highlights for 2022 have not been audited.

Subaccount
American Century Value A Class - 06-698
American Century Value Investor Class - 06-696
BlackRock Multi-Asset Income Fund A Class - 06-FRY
Columbia Select Glbl Equity Advisor Class - 06-4NM
Fidelity Advisor Freedom® Blend 2015 Fund Z6 Class - 06-46H
Fidelity Advisor Real Estate Fund A Class - 06-392
Fidelity Advisor Strategic Dividend & Income Fund M Class - 06-043
Franklin Strategic Income Fund Advisor Class - 06-CNF
Frost Total Return Bond Fund Institutional Class - 06-GKX
GuideStone Funds Equity Index Fund Advisor Class - 06-3YW
Invesco Eqv Intl Equity R6 Class - 06-CXW
Invesco Eqv Intl Sm Company R6 Class - 06-4FY

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

2. Summary of Significant Accounting Policies (continued)

Subaccount
Invesco Prt Active Alloc Y Class - 06-893
Invesco Sen Floating Rate Y Class - 06-062
John Hancock Funds Multi-Index 2010 Lifetime Portfolio R6 Class - 06-3GN
John Hancock Funds Multi-Index 2020 Lifetime Portfolio R6 Class - 06-3H4
John Hancock Funds Multi-Index 2035 Lifetime Portfolio R6 Class - 06-3H9
John Hancock Funds Multi-Index 2050 Lifetime Portfolio R6 Class - 06-3HG
John Hancock Funds Multi-Index 2055 Lifetime Portfolio R6 Class - 06-3HH
John Hancock Funds Multi-Index 2060 Lifetime Portfolio R6 Class - 06-3HJ
JPMorgan Value Advantage Fund R4 Class - 06-GJH
Lord Abbett Fundamental Equity Fund R3 Class - 06-731
MFS Total Return Bond Fund R6 Class - 06-3TH
North Square Oak Ridge Small Cap Growth Fund I Class - 06-627
T. Rowe Price Real Estate Fund I Class - 06-GFP
UIT-AQR TM Emerging Multi-Style N Class - 06-4TF
Victory Sophus Emerging Markets Fund R6 Class - 06-3R9
Victory Trivalent International Fund-Core Equity R6 Class - 06-3RC
Victory Trivalent International Small-Cap Fund A Class - 06-GFG

For the year ending December 31, 2021, the subaccounts listed below did not have any investing or other transactions. For each of these subaccounts the Statement of Changes in Net Assets for the year ended December 31, 2021, and the financial highlights for 2021, as well as applicable years prior, if similarly no investing or other transactions, have not been audited.

Subaccount
Allspring Core Plus Bond R6 Retirement Class - 06-4YK
American Century One Chc Blnd 2020 R6 Class - 06-66W
American Century One Chc Blnd 2025 R6 Class - 06-66X
American Century One Chc Blnd 2030 R6 Class - 06-66Y
American Century One Chc Blnd 2035 R6 Class - 06-67C
American Century One Chc Blnd 2040 R6 Class - 06-67F
American Century One Chc Blnd 2045 R6 Class - 06-67G
American Century One Chc Blnd 2050 R6 Class - 06-67H
American Century One Chc Blnd 2060 R6 Class - 06-67K
American Century One Chc Blnd 2065 R6 Class - 06-67M
AQR Small Cap Multi-Style Fund N Class - 06-CCF
Baird Aggregate Bond Inst Class - 06-4TP
Baird Core Plus Bond Inst Class - 06-4RC
BlackRock Advisor Small Cap Core K Retirement Class - 06-4YM
BlackRock Strategic Global Bond Fund R Class - 06-4PX
BNY Mellon Bond Market Index I Class - 06-47M
Calamos Market Neutral Income R6 Class - 06-66R
Calvert Balanced R6 Class - 06-4FJ
ClearBridge Aggressive Growth Fund FI Class - 06-711
ClearBridge Sm Cap Gr Inst Class - 06-64M
Columbia Capital Alloc Mod Agrsv Inst Class - 06-66M
Columbia Capital Allocation Agrsv Inst Class - 06-66P
Columbia Capital Allocation Cnsrv A Class - 06-66C
Columbia Capital Allocation Cnsrv Inst Class - 06-66F
Columbia Capital Allocation Mod Inst Class - 06-66J
Columbia Contrarian Core Institutional 3 Class - 06-46K
Columbia Mid Cap Growth A Class - 06-64V
Columbia Select Large Gr Institutional 3 Class - 06-4GF
Columbia Select Mid Cap Value Fund A Class - 06-911
Columbia Select Mid Cap Value Inst Class - 06-64W
Columbia Small Cap Value II A Class - 06-64X
Columbia SmCap Value I Inst Class - 06-4YY
Delaware Ivy Mid Cap Growth Fund N Class - 06-3VY
Fidelity Adv Frdm Blnd 2065 Z6 Inst Class - 06-64C
Fidelity Adv Small Cap Value Z Inst Class - 06-4TT
Fidelity Advisor Freedom 2020 Fund Z6 Class - 06-GHP
Fidelity Four In One Index No Load Class - 06-4N3
Fidelity Freedom® Index 2010 Fund Investor Class - 06-49Y
Fidelity Freedom® Index 2015 Fund Investor Class - 06-4C4
Fidelity Freedom® Index 2020 Fund Investor Class - 06-4C6
Fidelity Freedom® Index 2065 Fund Investor Class - 06-4F3
Fidelity International Sustainability Index Fund Inst Class - 06-4H6

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

2. Summary of Significant Accounting Policies (continued)

Subaccount
Fidelity Large Cap Val Idx Inst Class - 06-4RJ
Fidelity Sustainability Bond Index Fund Institutional Class - 06-4H4
Invesco Comstock Fund R Class - 06-4PM
Janus Henderson Global Life Sciences Fund N Class - 06-3WT
JHancock Disc Val Mid Cap R6 Class - 06-4TN
JPMorgan Global Allocation R6 Class - 06-4FH
JPMorgan SmartRetire 2020 R6 Class - 06-46R
JPMorgan SmartRetire 2025 R6 Class - 06-46T
JPMorgan SmartRetire 2030 R6 Class - 06-46V
JPMorgan SmartRetire 2035 R6 Class - 06-46W
JPMorgan SmartRetire 2040 R6 Class - 06-46X
JPMorgan SmartRetire 2045 R6 Class - 06-46Y
JPMorgan SmartRetire 2050 R6 Class - 06-47C
JPMorgan SmartRetire 2055 R6 Class - 06-47F
JPMorgan SmartRetire 2060 R6 Class - 06-47G
MainStay Large Cap Growth Fund R6 Class - 06-3HY
Mass Mutual Small Cap Growth Equity Inst Class - 06-4TW
MFS Global Bond R6 Class - 06-4TK
Monteagle Opportunity Equity Fund Investor Class - 06-105
Nationwide Geneva SmCp Gr R6 Class - 06-47T
Neuberger Berman Intnsc Val R6 Class - 06-47J
Neuberger Berman Strat Inc R6 Class - 06-64R
Neuberger Berman Sustainable Equity Fund R6 Class - 06-3R7
PGIM Jennison Health Sciences Fund R6 Class - 06-FFC
PGIM Jennison Small Company Fund R2 Class - 06-3FR
PGIM Jennison Small Company Fund R4 Class - 06-3FW
PIMCO Commodity Real Return Strategy Fund Inst Class - 06-GNG
PIMCO RealPath Blend 2025 Inst Class - 06-49F
PIMCO RealPath Blend 2030 Inst Class - 06-49G
PIMCO RealPath Blend 2035 Inst Class - 06-49H
PIMCO RealPath Blend 2040 Inst Class - 06-49J
PIMCO RealPath Blend 2045 Inst Class - 06-49K
PIMCO RealPath Blend 2050 Inst Class - 06-49M
PIMCO RealPath Blend 2055 Inst Class - 06-49N
PIMCO RealPath Blend Inc Instl Class - 06-49P
Pioneer Dynamic Credit Fund A Class - 06-022
State Street Target Retirement 2020 Fund K Class - 06-3TT
State Street Target Retirement 2025 Fund K Class - 06-3TV
State Street Target Retirement 2030 Fund K Class - 06-3TW
State Street Target Retirement 2035 Fund K Cl - 06-3VR
State Street Target Retirement 2040 Fund K Class - 06-3TY
State Street Target Retirement 2045 Fund K Class - 06-3V3
State Street Target Retirement 2050 Fund K Class - 06-3V4
State Street Target Retirement 2055 Fund K Class - 06-3V6
State Street Target Retirement 2060 Fund K Class - 06-3V7
State Street Target Retirement 2065 K Class - 06-64F
State Street Target Retirement Fund K Class - 06-3V9
T Rowe Price Div Mid Cap Gr Inst Class - 06-4TR
T Rowe Price Intl Discovery - 06-63M
Thornburg Developing World R6 Class - 06-4GW
TIAA-CREF Lifecycle 2065 Instl Class - 06-64H
Vanguard Health Care Idx Adm Inst Class - 06-4MW
Vanguard High Div Yld Idx Adm Inst Class - 06-4MX

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

2. Summary of Significant Accounting Policies (continued)

Accumulation unit values and total returns for such subaccounts or bands with zero net assets at year end represent amounts based on the performance of the underlying mutual fund for the respective year, less contractual expenses for each respective band.

Investment transactions are accounted for on the trade date. Dividend income and capital gains from realized gain distributions are recorded on the ex-date and retain their character as distributed from the underlying fund. Realized gains and losses are calculated using a specific identification accounting basis.

Banded Accumulation Unit Values and Units Outstanding

Banded accumulation unit values and units outstanding balances are represented based upon the annual expense charges applicable to the Variable Account. Refer to Note 3 for further information.

In the Statement of Net Assets, the units outstanding and accumulation unit values have been rounded to the nearest whole unit or nearest cent, respectively.

Fair Value Measurements

The value of the investments is based on the closing Net Asset Value (“NAV”) per share reported by the underlying mutual funds (which value their investment securities at market value or, in the absence of readily available market quotations, at fair value) and the number of shares owned by the Variable Account. The value of the investments is generally classified as Level 1 in the fair value hierarchy as described below.

Various inputs are used in determining the value of the Variable Account’s subaccount investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	Unadjusted quoted prices in active markets for identical assets.

Level 2	–	Observable inputs, other than quoted prices in Level 1, that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3	–	Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing the Variable Account’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The following is a summary of the inputs used as of December 31, 2022, in valuing the Variable Account’s subaccount investments carried at fair value:

Level 1	Level 2	Level 3	Total
Mutual Funds $ 5,320,186,166	$-	$-	$5,320,186,166

It is the Variable Account’s policy to recognize transfers in and transfers out at fair value as of the beginning of the year. The Variable Account did not have any transfers between levels of the fair value hierarchy during the reporting year.

For the year ended December 31, 2022, the Variable Account did not change its valuation methodology and did not use significant unobservable inputs (Level 3) in determining the value of investments.

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

2. Summary of Significant Accounting Policies (continued)

Taxes

Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a “life insurance company” under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Management of the Variable Account has reviewed all open tax years of major jurisdictions and concluded that there are no significant uncertainties that would impact the Variable Account’s Statement of Net Assets or Statement of Operations. There is no significant tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates.

Reporting Periods

Periods less than a calendar year represent the date of first offering of the subaccount to the end of the applicable year. Expense ratios for such periods are annualized. Total returns and income ratios are not annualized.

3. Account Charges

AUL may assess a premium tax charge based on premium taxes incurred. Premium taxes currently range between 0% and 3.5%, but are subject to change by governmental entities.

AUL deducts an annual administrative charge from each participant’s account, which may not exceed $75 per year. The charge is assessed every quarter on a participant’s account if it is in existence on the quarterly contract anniversary, and the charge is assessed only during the accumulation period. Administrative charges are waived if the account balance exceeds a certain amount. The charges incurred during the years ended December 31, 2022 and 2021, were $6,259,032 and $6,493,672, respectively.

On certain contracts, AUL may assess a withdrawal charge on withdrawals that exceed 10% of the participant’s account value as of the last contract anniversary preceding the request for the withdrawal. However, the contract owner has a right to a full refund of the contributions made under a contract for any reason within ten days of the original contract purchase. The amount of the withdrawal charge varies depending upon the contract and the number of years the participant’s account has been in existence and ranges from 8% decreasing to 0%. The aggregate withdrawal charges will not exceed 8.5% of the contributions made by or on behalf of a participant under a contract. The charges incurred during the years ended December 31, 2022 and 2021, were $29,211 and $8,419, respectively.

Mortality and Expense Charges

AUL deducts a daily charge as compensation for the mortality and expense risks assumed by AUL. The charges assessed to the contract are shown in the table below:

Band	Annual Mortality and Expense Charge
Band 125	1.25%
Band 100	1.00%
Band 75	0.75%
Band 50	0.50%
Band 25	0.25%
Band 0	0.00%

AUL guarantees that the mortality and expense charge will not increase. The mortality and expense charges are recorded as a reduction of accumulation unit value in the accompanying Statement of Operations. The charges incurred during the years ended December 31, 2022 and 2021, were$68,075,834 and $78,395,049 respectively.

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions

The cost of purchases of investments and proceeds from sales for the year ended December 31, 2022, by each subaccount, are shown below. Subaccounts without any cost of purchases of investments for proceeds from sales were excluded from the table below

Fund Name	Purchases	Sales
AB Core Opportunities Fund R Class - 06-148	$24,904	$45,389
AB Discovery Growth Fund R Class - 06-144	385,349	705,218
AB Discovery Growth Fund Z Class - 06-GKC	227,000	115,294
AB Discovery Value Fund R Class - 06-149	38,982	45,831
AB Discovery Value Fund Z Class - 06-GKF	22,809	7,188
AB Global Bond Fund Z Class - 06-3GC	2,979	11,411
AB High Income Fund Advisor Class - 06-005	33,262	216,430
AB High Income Fund R Class - 06-006	3,180	37,179
AB International Value Fund R Class - 06-153	6,482	10,203
AB Large Cap Growth Fund Advisor Class - 06-3YR	887,192	2,311,706
AB Large Cap Growth Fund Z Class - 06-3FY	18,994,806	6,926,446
AB Small Cap Growth Fund R Class - 06-146	2,299,884	714,979
AB Small Cap Growth Portfolio Z Class - 06-GKG	3,406,515	2,834,864
AB Sustainable International Thematic Fund R Class - 06-147	18,025	100,351
AB Value Fund R Class - 06-151	27,098	22,283
Alger Balanced Portfolio I-2 Class - 06-505	20,654	121,401
Alger Capital Appreciation Fund Z Class - 06-CPH	278,588	1,598,509
Alger Capital Appreciation Institutional Fund I Class - 06-194	331,721	2,112,850
Alger Capital Appreciation Institutional Fund R Class - 06-196	480,671	1,617,255
Alger Capital Appreciation Institutional Fund Y Class - 06-3GX	7,821,703	1,009,674
Alger Capital Appreciation Portfolio I-2 Class - 06-510	3,618,156	15,864,992
Alger Large Cap Growth Portfolio I-2 Class - 06-500	815,345	4,489,584
Alger Small Cap Focus Fund Y Class - 06-3GY	355,234	168,450
Alger Small Cap Focus Fund Z Class - 06-3MP	37,978	42,736
Alger Small Cap Growth Institutional Fund I Class - 06-197	504,124	1,025,950
Alger Small Cap Growth Institutional Fund R Class - 06-198	86,001	9,098
Allspring Core Plus Bond R6 Retirement Class - 06-4YK	430,746	234,676
Allspring Spec Mid Cap Value R6 Class - 06-3J6	757,001	719,579
Allspring Spec Small Cap Value R6 Class - 06-3JF	849,733	511,463
American Beacon International Equity Fund R6 Class - 06-33Y	11,970	4,054
American Beacon Large Cap Value Fund Institutional Class - 06-46F	66,354	56,935
American Beacon Small Cap Value Fund R6 Class - 06-34C	426,129	293,056
American Century One Choice 2025 Portfolio A Class - 06-403	1,410,886	4,106,832
American Century One Choice 2025 Portfolio Investor Class - 06-413	1,974,703	5,572,125
American Century One Choice 2025 Portfolio R6 Class - 06-CPT	6,317,911	9,399,574
American Century One Choice 2030 Portfolio A Class - 06-404	1,576,975	4,215,788
American Century One Choice 2030 Portfolio Investor Class - 06-414	2,043,191	4,259,435
American Century One Choice 2030 Portfolio R6 Class - 06-CPV	7,286,220	12,151,001
American Century One Choice 2035 Portfolio A Class - 06-406	1,659,398	2,402,422
American Century One Choice 2035 Portfolio Investor Class - 06-416	1,737,551	5,358,458
American Century One Choice 2035 Portfolio R6 Class - 06-CPW	7,629,553	14,476,603
American Century One Choice 2040 Portfolio A Class - 06-407	1,430,197	3,089,719
American Century One Choice 2040 Portfolio Investor Class - 06-417	1,874,612	4,027,767
American Century One Choice 2040 Portfolio R6 Class - 06-CPX	8,241,616	14,210,451
American Century One Choice 2045 Portfolio A Class - 06-408	1,323,879	2,822,564
American Century One Choice 2045 Portfolio Investor Class - 06-418	1,743,354	3,920,252
American Century One Choice 2045 Portfolio R6 Class - 06-CPY	7,920,099	9,161,641
American Century One Choice 2050 Portfolio A Class - 06-409	1,609,244	3,295,261
American Century One Choice 2050 Portfolio Investor Class - 06-419	1,737,436	3,310,710
American Century One Choice 2050 Portfolio R6 Class - 06-CRC	7,872,712	8,479,302
American Century One Choice 2055 Portfolio A Class - 06-437	1,001,549	1,438,382
American Century One Choice 2055 Portfolio Investor Class - 06-436	1,786,322	2,636,145
American Century One Choice 2055 Portfolio R6 Class - 06-CRF	5,630,911	6,603,588
American Century One Choice 2060 Portfolio A Class - 06-CKR	849,326	715,206
American Century One Choice 2060 Portfolio Investor Class - 06-CKT	1,416,245	1,330,180
American Century One Choice 2060 Portfolio R6 Class - 06-CRG	2,936,277	2,442,277
American Century One Choice In Retirement Portfolio A Class - 06-426	1,013,869	4,345,215
American Century One Choice In Retirement Portfolio Investor Class - 06-427	781,230	4,567,001
American Century One Choice In Retirement Portfolio R6 Class - 06-CRH	3,520,188	12,260,047
American Century Disc Core Value Fund Investor Class - 06-460	306,982	1,106,339
American Century Disciplined Growth Fund A Class - 06-697	673	32
American Century Disciplined Growth Fund Investor Class - 06-694	24,615	164,627
American Century Diversified Bond Fund A Class - 06-722	2	11,797
American Century Diversified Bond Fund Investor Class - 06-721	712	25
American Century Emerging Markets Fund A Class - 06-204	70,771	38,807

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
American Century Emerging Markets Fund Investor Class - 06-206	105,531	1,086,066
American Century Emerging Markets Fund R6 Class - 06-CPK	6,957,716	2,762,481
American Century Equity Growth Fund A Class - 06-175	207,037	717,378
American Century Equity Growth Fund Investor Class - 06-048	15,487	9,846
American Century Equity Income Fund A Class - 06-285	684,493	1,397,040
American Century Equity Income Fund Investor Class - 06-47	465,122	612,404
American Century Equity Income Fund R6 Class - 06-CPM	338,141	1,507,004
American Century Ginnie Mae A Class - 06-435	362,178	497,519
American Century Growth Fund A Class - 06-445	64,030	261,361
American Century Growth Fund R6 Class - 06-CPN	151,059	27,644
American Century Heritage Fund A Class - 06-290	113,789	907,078
American Century Heritage Fund Investor Class - 06-046	86,819	438,591
American Century Heritage Fund R6 Class - 06-CPP	131,019	963,920
American Century Inflation-Adjusted Bond Fund A Class - 06-185	237,178	581,827
American Century Inflation-Adjusted Bond Fund R6 Class - 06-3KW	1,389,859	488,214
American Century International Bond A Class - 06-421	122	2,532
American Century International Bond Investor Class - 06-422	-	22
American Century International Growth A Class - 06-325	27,740	11,392
American Century International Growth Investor Class - 06-420	164,756	186,537
American Century International Opp Fund Investor Class - 06-3VG	3,736	425
American Century International Opportunities Fund A Class - 06-3VH	8,267	7,154
American Century Large Company Value A Class - 06-35	5,451	169,808
American Century Mid Cap Value Fund A Class - 06-395	754,709	1,300,336
American Century Mid Cap Value Fund Investor Class - 06-396	1,728,450	7,939,224
American Century Mid Cap Value Fund R6 Class - 06-CRJ	14,136,337	31,510,934
American Century One Chc Blnd 2020 R6 Class - 06-66W	702	-
American Century One Chc Blnd 2025 R6 Class - 06-66X	7,199	5
American Century One Chc Blnd 2030 R6 Class - 06-66Y	4,173	3
American Century One Chc Blnd 2035 R6 Class - 06-67C	2,541	1
American Century One Chc Blnd 2040 R6 Class - 06-67F	941	-
American Century One Chc Blnd 2045 R6 Class - 06-67G	7,975	5
American Century One Chc Blnd 2050 R6 Class - 06-67H	2,169	1
American Century One Chc Blnd 2060 R6 Class - 06-67K	513	-
American Century One Chc Blnd 2065 R6 Class - 06-67M	391	-
American Century One Choice 2065 A Class - 06-63T	85,489	19,964
American Century One Choice 2065 Inv Class - 06-63N	134,860	23,969
American Century One Choice 2065 R6 Class - 06-63X	284,009	65,288
American Century Real Estate Fund A Class - 06-380	30,781	201,197
American Century Real Estate Fund Investor Class - 06-269	77,437	94,778
American Century Real Estate Fund R6 Class - 06-CRK	132,802	66,332
American Century Select A Class - 06-240	295	12,647
American Century Select Investor Class - 06-440	8,308	33,970
American Century Small Cap Growth A Class - 06-200	150,273	296,454
American Century Small Cap Growth R6 Class - 06-6C7	882,402	323,398
American Century Small Cap Value Fund A Class - 06-390	462,672	617,146
American Century Small Cap Value Fund Investor Class - 06-47	848,789	1,759,007
American Century Small Cap Value Fund R6 Class - 06-CRM	8,761,870	5,098,480
American Century Small Company A Class - 06-385	821	74
American Century Strategic Allocation: Aggressive Fund A Class - 06-40	652,404	1,871,086
American Century Strategic Allocation: Aggressive Fund Investor Class - 06-48	751,772	1,048,130
American Century Strategic Allocation: Aggressive Fund R6 Class - 06-CRN	349,251	558,047
American Century Strategic Allocation: Conservative Fund A Class - 06-40	276,972	368,614
American Century Strategic Allocation: Conservative Fund Investor Cl - 06-48	245,512	373,133
American Century Strategic Allocation: Conservative Fund R6 Class - 06-CRP	193,538	263,250
American Century Strategic Allocation: Moderate Fund A Class - 06-41	655,343	1,898,468
American Century Strategic Allocation: Moderate Fund Investor Class - 06-49	1,080,859	1,440,843
American Century Strategic Allocation: Moderate Fund R6 Class - 06-CRR	224,708	607,424
American Century Ultra Fund A Class - 06-430	733,914	736,038

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
American Century Ultra Fund Investor Class - 06-450	237,212	781,731
American Century Ultra Fund R6 Class - 06-CRT	16,013,721	1,554,588
American Century VP Capital Appreciation Fund I Class - 06-410	314,087	1,272,235
American Funds 2010 Target Date Retirement Fund R3 Class - 06-957	1,362,533	1,907,339
American Funds 2010 Target Date Retirement Fund R4 Class - 06-958	874,821	1,147,970
American Funds 2010 Target Date Retirement Fund R6 Class - 06-CRV	5,330,713	2,755,223
American Funds 2015 Target Date Retirement Fund R3 Class - 06-959	384,677	346,875
American Funds 2015 Target Date Retirement Fund R4 Class - 06-969	67,449	523,875
American Funds 2015 Target Date Retirement Fund R6 Class - 06-CRW	3,358,075	844,958
American Funds 2020 Target Date Retirement Fund R3 Class - 06-971	1,057,912	2,011,740
American Funds 2020 Target Date Retirement Fund R4 Class - 06-972	429,497	1,923,016
American Funds 2020 Target Date Retirement Fund R6 Class - 06-CRX	10,765,108	10,029,994
American Funds 2025 Target Date Retirement Fund R3 Class - 06-973	1,732,684	2,674,158
American Funds 2025 Target Date Retirement Fund R4 Class - 06-974	3,326,454	4,365,496
American Funds 2025 Target Date Retirement Fund R6 Class - 06-CRY	15,750,492	10,227,643
American Funds 2030 Target Date Retirement Fund R3 Class - 06-976	2,220,604	3,253,731
American Funds 2030 Target Date Retirement Fund R4 Class - 06-977	4,071,114	4,610,679
American Funds 2030 Target Date Retirement Fund R6 Class - 06-CTC	16,804,291	7,302,453
American Funds 2035 Target Date Retirement Fund R3 Class - 06-978	2,391,036	2,660,868
American Funds 2035 Target Date Retirement Fund R4 Class - 06-979	4,753,825	5,320,393
American Funds 2035 Target Date Retirement Fund R6 Class - 06-CTF	14,533,028	5,804,767
American Funds 2040 Target Date Retirement Fund R3 Class - 06-981	1,549,450	1,845,897
American Funds 2040 Target Date Retirement Fund R4 Class - 06-982	4,155,259	3,364,205
American Funds 2040 Target Date Retirement Fund R6 Class - 06-CTG	13,915,380	6,079,212
American Funds 2045 Target Date Retirement Fund R3 Class - 06-983	1,285,455	1,569,433
American Funds 2045 Target Date Retirement Fund R4 Class - 06-984	3,233,713	4,703,599
American Funds 2045 Target Date Retirement Fund R6 Class - 06-CTH	12,736,650	5,361,646
American Funds 2050 Target Date Retirement Fund R3 Class - 06-996	1,112,840	1,762,701
American Funds 2050 Target Date Retirement Fund R4 Class - 06-997	3,721,628	5,115,788
American Funds 2050 Target Date Retirement Fund R6 Class - 06-CTJ	14,789,158	6,044,508
American Funds 2055 Target Date Retirement Fund R3 Class - 06-998	1,496,231	1,477,045
American Funds 2055 Target Date Retirement Fund R4 Class - 06-999	2,040,835	2,671,097
American Funds 2055 Target Date Retirement Fund R6 Class - 06-CTK	11,121,126	2,868,675
American Funds 2060 Target Date Retirement Fund R3 Class - 06-CGC	1,121,112	723,748
American Funds 2060 Target Date Retirement Fund R4 Class - 06-CGF	1,765,299	1,265,143
American Funds 2060 Target Date Retirement Fund R6 Class - 06-CTM	5,484,589	1,578,558
American Funds 2065 Target Date Retirement Fund R Class - 06-4PY	333,412	132,050
American Funds 2065 Target Date Retirement Fund R Class - 06-4R3	136,714	41,758
American Funds 2065 Target Date Retirement Fund R Class - 06-4R4	965,835	222,497
American Funds AMCAP Fund R3 Class - 06-182	123,556	334,217
American Funds AMCAP Fund R4 Class - 06-207	314,482	706,741
American Funds AMCAP Fund R6 Class - 06-CTN	528,723	649,050
American Funds American Balanced Fund R3 Class - 06-447	2,093,958	4,171,447
American Funds American Balanced Fund R4 Class - 06-446	3,326,648	6,389,111
American Funds American Balanced Fund R6 Class - 06-CTP	15,511,889	15,888,403
American Funds American High Income Trust R3 Class - 06-184	119,321	81,122
American Funds American High Income Trust R4 Class - 06-208	117,020	181,062
American Funds American High-Income Trust R6 Class - 06-3MC	483,585	164,620
American Funds American Mutual Fund R4 Class - 06-3MK	501,172	4,337
American Funds American Mutual Fund R6 Class - 06-3M3	828,938	271,737
American Funds Capital Income Builder R4 Class - 06-3MM	38	-
American Funds Capital Income Builder R6 Class - 06-3M6	17,171	1,629
American Funds Capital World Bond Fund R6 Class - 06-GFN	562,339	527,394
American Funds Capital World Growth and Income Fund R3 Class - 06-183	198,507	1,086,475
American Funds Capital World Growth and Income Fund R4 Class - 06-211	1,903,678	6,325,564
American Funds Capital World Growth and Income Fund R6 Class - 06-CTR	3,132,837	4,858,483
American Funds EuroPacific Growth Fund R3 Class - 06-181	777,243	2,364,432
American Funds EuroPacific Growth Fund R4 Class - 06-212	2,829,031	11,208,744
American Funds EuroPacific Growth Fund R5 Class - 06-296	43,548	1,468
American Funds EuroPacific Growth Fund R6 Class - 06-CTT	27,001,809	27,306,795

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
American Funds Fundamental Investors R3 Class - 06-213	611,757	2,611,774
American Funds Fundamental Investors R4 Class - 06-214	1,149,573	5,900,291
American Funds Fundamental Investors R6 Class - 06-CTV	2,694,161	4,737,729
American Funds Global Balanced Fund R6 Class - 06-3M9	869,295	451
American Funds Inflation Linked Bond Fund R6 Class - 06-3G9	497,841	112,296
American Funds Intermediate Bond Fund of America R3 Class - 06-186	45,457	156,275
American Funds Intermediate Bond Fund of America R4 Class - 06-209	75,529	71,331
American Funds Intermediate Bond Fund of America R6 Class - 06-GKH	177,973	94,418
American Funds Intl Growth and Income Fund R6 Class - 06-3M4	951,187	94
American Funds Investment Company of America R6 Class - 06-3GH	42,520	54,764
American Funds New Perspective Fund R3 Class - 06-502	545,303	852,074
American Funds New Perspective Fund R4 Class - 06-503	1,307,747	2,357,580
American Funds New Perspective Fund R6 Class - 06-CTW	8,091,904	7,343,199
American Funds New World Fund R3 Class - 06-691	162,634	193,013
American Funds New World Fund R4 Class - 06-689	545,051	1,325,587
American Funds New World Fund R6 Class - 06-CTX	10,875,444	9,139,959
American Funds SMALLCAP World Fund R3 Class - 06-333	93,623	681,373
American Funds SMALLCAP World Fund R4 Class - 06-332	158,967	274,916
American Funds SMALLCAP World Fund R6 Class - 06-CTY	856,219	1,367,096
American Funds The Bond Fund of America R6 Class - 06-39V	13,751,656	14,618,715
American Funds The Growth Fund of America R3 Class - 06-179	1,369,794	4,713,977
American Funds The Growth Fund of America R4 Class - 06-216	2,065,013	6,367,409
American Funds The Growth Fund of America R6 Class - 06-CVC	13,104,121	13,990,003
American Funds The Income Fund of America R4 Class - 06-3MN	19,952	15,456
American Funds The Income Fund of America R6 Class - 06-3M7	2,837,068	1,729,587
American Funds The New Economy Fund R6 Class - 06-3KY	6,813	134,133
American Funds U.S. Government Securities Fund R6 Class - 06-3TK	204,920	41,734
American Funds Washington Mutual Investors Fund R3 Class - 06-449	626,190	1,795,940
American Funds Washington Mutual Investors Fund R4 Class - 06-448	1,839,575	10,514,362
American Funds Washington Mutual Investors Fund R6 Class - 06-CVF	14,109,936	4,030,325
AMG GW&K Small Mid Cap Inst Class - 06-4TG	46	140
AMG GW&K Small Mid Cap N Class - 06-4TH	-	41
AMG Renaissance Large Cap Growth Fund N Class - 06-FXW	42,272	34,660
AQR Large Cap Multi-Style Fund N Class - 06-CCC	749	25,188
AQR Small Cap Multi-Style Fund N Class - 06-CCF	75	-
Ariel Appreciation Fund Investor Class - 06-335	8,855	40,181
Ariel Fund Investor Class - 06-330	14,137	1,458
Ave Maria Growth Fund - 06-082	90,855	22,702
Ave Maria Rising Dividend Fund - 06-084	44,402	94,900
Ave Maria Value Fund - 06-081	13,908	9,470
Ave Maria World Equity Fund - 06-085	6,395	6,679
Baird Aggregate Bond Inst Class - 06-4TP	63,189	467
Baird Core Plus Bond Inst Class - 06-4RC	1,489,766	29,240
Baron Emerging Markets Fund R6 Class - 06-3J9	24,379	497
BlackRock Advisor Small Cap Core K Retirement Class - 06-4YM	687,630	315,295
BlackRock Advisor Small Cap Growth Equity Portfolio Institutional Cl - 06-529	190,801	135,867
BlackRock Equity Dividend Fund Institutional Class - 06-587	686,154	416,061
BlackRock Equity Dividend Fund K Class - 06-FRW	64,329	111,922
BlackRock Global Allocation Fund Institutional Class - 06-528	312,889	611,239
BlackRock Global Allocation Fund K Class - 06-FRX	659,478	511,246
BlackRock Global Allocation Fund R Class - 06-527	239,709	358,767
BlackRock GNMA Inv A Class - 06-4WH	64,460	448,296
BlackRock Health Sciences Opportunities Portfolio Institutional Class - 06-CGM	59,187	195,499
BlackRock Health Sciences Opportunities Portfolio K Class - 06-CVJ	400,331	1,086,576
BlackRock Health Sciences Opportunities Portfolio R Class - 06-CGN	450,219	537,355
BlackRock High Yield Bond Portfolio K Class - 06-33K	3,539,098	3,052,669
BlackRock High Yield Bond Portfolio R Class - 06-CHR	5,012	2,443
BlackRock High Yield Bond Portfolio Service Class - 06-CHP	4,123	7,190
BlackRock Inflation Protected Bond Fund K Class - 06-3N3	24,594	1,435
BlackRock LifePath Index 2025 Fund K Class - 06-CVM	2,145,714	810,054

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
BlackRock LifePath Index 2030 Fund K Class - 06-CVN	893,463	294,981
BlackRock LifePath Index 2035 Fund K Class - 06-CVP	447,142	122,624
BlackRock LifePath Index 2040 Fund K Class - 06-CVR	1,538,120	568,690
BlackRock LifePath Index 2045 Fund K Class - 06-CVT	1,107,135	131,337
BlackRock LifePath Index 2050 Fund K Class - 06-CVV	790,505	206,793
BlackRock LifePath Index 2055 Fund K Class - 06-CVW	776,762	384,506
BlackRock LifePath Index 2060 Fund K Class - 06-CVX	472,962	138,367
BlackRock LifePath Index 2065 Fund Retirement Class - 06-4H3	87,751	7,932
BlackRock LifePath Index Retirement Fund K Class - 06-CVY	193,345	471,610
BlackRock Mid-Cap Growth Equity Portfolio Fund Institutional Class - 06-GHG	1,725,864	4,548,426
BlackRock Mid-Cap Growth Equity Portfolio Fund K Class - 06-GHH	6,458,548	5,382,437
BlackRock Mid-Cap Growth Equity Portfolio Fund R Class - 06-GHJ	585,494	618,050
BlackRock Multi-Asset Income Fund K Class - 06-FTF	-	(17)
BlackRock Strategic Global Bond Fund R Class - 06-4PX	55,073	25,658
BlackRock Strategic Income Opportunities Portfolio A Class - 06-FTG	116,883	969,301
BlackRock Strategic Income Opportunities Portfolio K Class - 06-FTH	4,037,973	6,275,896
BlackRock Total Return Fund A Class - 06-093	12,505	115,730
BlackRock Total Return Fund K Class - 06-CWC	2,673,276	2,393,271
BlackRock Total Return Fund R Class - 06-901	14,669	63,030
BNY Mellon Bond Market Index I Class - 06-47M	38,222	76
BNY Mellon Natural Resources Fund I Class - 06-CCY	190,007	207,858
BNY Mellon Natural Resources Fund Y Class - 06-39Y	610,855	412,131
BrandywineGLOBAL - Global Opportunities Bond Fund FI Class - 06-70	36,650	40,702
BrandywineGLOBAL - Global Opportunities Bond Fund IS Class - 06-3G	3,043	990
BrandywineGLOBAL - Global Opportunities Bond Fund R Class - 06-714	49,266	4,745
Calamos Market Neutral Income R6 Class - 06-66R	18,003,088	3,191,968
Calvert Balanced R6 Class - 06-4FJ	161	-
Calvert Equity Portfolio A Class - 06-345	366,994	617,608
Calvert Income Fund A Class - 06-340	119,590	215,979
Calvert Small Cap Fund A Class - 06-516	109,515	84,370
Calvert Small Cap R6 Class - 06-4FN	7,916	373
Calvert US Large Cap Core Responsible Index Fund R6 Class - 06-3FX	506,904	217,894
Calvert VP SRI Mid Cap Growth Portfolio - 06-520	445,120	1,019,419
ClearBridge Aggressive Growth Fund FI Class - 06-711	1	-
ClearBridge Appreciation Fund FI Class - 06-712	42,875	23,947
ClearBridge Appreciation Fund IS Class - 06-3G6	730,894	479,925
ClearBridge Appreciation Fund R Class - 06-717	25,384	3,004
ClearBridge International Growth Fund IS Class - 06-3XJ	2,837,398	1,081,710
ClearBridge Large Cap Growth Fund A Class - 06-GJV	8,062	1,697
ClearBridge Large Cap Growth Fund IS Class - 06-GJW	1,996,280	878,058
ClearBridge Large Cap Growth Fund R Class - 06-GJX	39,572	142,048
ClearBridge Mid Cap I Class - 06-47N	16,255,432	1,390,239
ClearBridge Sm Cap Gr Inst Class - 06-64M	10,002	165
ClearBridge Sustainability Leaders Fund IS Class - 06-3XF	746,578	139,240
Cohen & Steers Real Estate Securities Fund, Inc. Z Class - 06-3KT	135,558	104,718
Cohen & Steers Realty Shares Fund - 06-3KV	2,132,768	237,839
Columbia Acorn International Fund A Class - 06-693	4,767	569
Columbia Acorn International Fund Advisor Class - 06-863	1,084	16
Columbia Acorn International Fund Institutional Class - 06-692	-	5
Columbia Acorn International Fund Institutional 3 Class - 06-CWF	10,673	758
Columbia Capital Alloc Mod Agrsv Inst Class - 06-66M	1,227,630	140,584
Columbia Capital Allocation Agrsv Inst Class - 06-66P	2,243,371	159,591
Columbia Capital Allocation Cnsrv A Class - 06-66C	11,726	766
Columbia Capital Allocation Cnsrv Inst Class - 06-66F	94,531	1,000
Columbia Capital Allocation Mod Inst Class - 06-66J	933,602	74,563
Columbia Contrarian Core Fund A Class - 06-902	14,731	6,425
Columbia Contrarian Core Fund Advisor Class - 06-095	399	4,083
Columbia Contrarian Core Institutional 3 Class - 06-46K	920,713	1,795
Columbia Dividend Income Fund A Class - 06-903	286,361	506,345
Columbia Dividend Income Fund Advisor Class - 06-096	2,495,864	1,969,595

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
Columbia Dividend Income I3 Class - 06-4FK	29,358,082	18,618,836
Columbia Emerging Markets Bond Fund A Class - 06-438	4,014	34,435
Columbia Emerging Markets Bond Fund Institutional 3 Class - 06-CWG	41,744	70,671
Columbia Intg Large Cap Growth Inst A Class - 06-67P	224,556	57,762
Columbia Intg Large Cap Growth Institutional 3 Class - 06-67R	47,951	1,835
Columbia Intg Small Cap Growth A Class - 06-67T	543,032	180,993
Columbia Mid Cap Growth A Class - 06-64V	81,071	11,804
Columbia Mid Cap Index Fund A Class - 06-334	2,868,024	10,677,431
Columbia Overseas Value Fund A Class - 06-FTM	37,510	91,064
Columbia Overseas Value Fund Advisor Class - 06-FTN	559,020	2,068,070
Columbia Overseas Value Fund Institutional 3 Class - 06-FTP	6,633,614	6,077,685
Columbia Quality Income Fund A Class - 06-914	2,325	12,720
Columbia Quality Income Fund Advisor Class - 06-947	18,031	1,711
Columbia Quality Income Fund Institutional 3 Class - 06-FTT	25,817	36,611
Columbia Select Large Cap Value Fund A Class - 06-912	67,117	97,267
Columbia Select Large Cap Value Fund Advisor Class - 06-099	26,837	90,194
Columbia Select Large Gr Institutional 3 Class - 06-4GF	10,747	27
Columbia Select Mid Cap Value Fund A Class - 06-911	243,197	22,617
Columbia Select Mid Cap Value Fund Advisor Class - 06-098	2,156,245	525,556
Columbia Select Mid Cap Value Inst Class - 06-64W	463,855	71,964
Columbia Select Small Cap Value Fund A Class - 06-913	34,051	8,829
Columbia Seligman Communications and Information Fund A Class - 06-441	818,024	1,684,169
Columbia Seligman Communications and Information Fund Advisor Class - 06-869	54,247	438,289
Columbia Seligman Communications and Information Fund Inst 3 Class - 06-FTR	87,299	111,786
Columbia Seligman Communications and Information Fund Institutional Cl - 06-443	4,132	138,275
Columbia Small Cap Index Fund A Class - 06-336	2,552,143	6,009,845
Columbia Small Cap Value II A Class - 06-64X	2,958	1,743
Columbia SmCap Value I Inst Class - 06-4YY	380,478	70,924
Columbia Total Return Bond A Class - 06-64Y	42,018	30,406
Columbia Total Return Bond Adv Class - 06-67N	48,185	354,318
CRM Mid Cap Value Investor Class - 06-551	3,147	5,545
Crossmark Steward Global Equity Income Fund A Class - 06-029	14,016	8,061
Crossmark Steward Large Cap Enhanced Index Fund A Class - 06-030	322	909
Crossmark Steward Small-Mid Cap Enhanced Index Fund A Class - 06-031	1,675	3,623
Delaware Emerging Markets Fund R6 Class - 06-3YK	3,901	103
Delaware Ivy Asset Strategy Fund R Class - 06-007	3,076	1,179
Delaware Ivy Balanced Fund R Class - 06-009	12,234	10,182
Delaware Ivy Emerging Markets Equity Fund N Class - 06-3XY	6,095	59
Delaware Ivy Energy Fund Y Class - 06-CGR	5,405	245,020
Delaware Ivy High Income Fund N Class - 06-GMF	61,621	81,131
Delaware Ivy High Income Fund R Class - 06-011	203,877	1,683
Delaware Ivy High Income Fund Y Class - 06-012	68,506	235,507
Delaware Ivy Mid Cap Growth Fund N Class - 06-3VY	20,665	4,390
Delaware Ivy Small Cap Core Fund N Class - 06-FNR	42,162	118,569
Delaware Ivy Small Cap Core Fund R Class - 06-FPP	67,697	310,051
Delaware Ivy Small Cap Core Fund Y Class - 06-FPF	6,172	68,354
Delaware Small Cap Core Fund R6 Class - 06-3GP	1,595,446	328,856
Delaware Small Cap Value Fund R6 Class - 06-3CN	407,413	89,543
DFA Commodity Strategy Portfolio Institutional Class - 06-GK	703,851	889,540
DFA Emerging Markets Portfolio Institutional Class - 06-CWJ	1,069,523	933,608
DFA Emerging Markets Sustainability Core 1 Portfolio Institutional Cl - 06-3CV	3,236	2,481
DFA Emerging Markets Value R2 Class - 06-988	3,004	32,386
DFA Five-Year Global Fixed Income Portfolio Institutional Class - 06-3C	14,357	24,505
DFA Global Allocation 60-40 Portfolio Institutional Class - 06-CWM	908	61
DFA Global Allocation 60-40 Portfolio R2 Class - 06-991	23,612	5,168
DFA Global Equity Portfolio Institutional Class - 06-CWN	653,729	449,961
DFA Global Equity Portfolio R2 Class - 06-992	84,856	948,751
DFA Global Real Estate Securities Portfolio - 06-3CW	175,643	127,140
DFA Inflation-Protected Securities Portfolio Institutional Class - 06-GKK	213,469	298,009
DFA Interm Gov Fixed Inc Institutional Class - 06-4FV	883	77

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
DFA International Core Equity Portfolio Institutional Class - 06-CWP	509,607	244,679
DFA International Small Company Portfolio Institutional Class - 06-CWR	84,570	114,678
DFA International Sustainability Core 1 Portfolio - 06-3C7	2,967,684	1,383,541
DFA International Value R2 Class - 06-993	313,007	309,558
DFA Investment Grade Portfolio Institutional Class - 06-CWT	559,394	315,300
DFA Real Estate Securities Portfolio Institutional Class - 06-CWV	1,866,499	1,349,900
DFA U.S. Large Cap Growth Portfolio Institutional Class - 06-CWW	156,923	1,473,780
DFA U.S. Large Cap Value Portfolio Institutional Class - 06-3C3	54,872	36,389
DFA U.S. Large Company Portfolio - 06-CWX	403,986	960,883
DFA U.S. Small Cap Portfolio Institutional Class - 06-GFK	1,298,664	73,337
DFA U.S. Sustainability Core 1 Portfolio - 06-3C6	22,194	3,707
DFA U.S. Targeted Value Portfolio Institutional Class - 06-CXC	3,678,158	4,820,721
DFA U.S. Targeted Value Portfolio R2 Class - 06-994	1,269,610	1,694,467
DFA US Core Equity 1I Inst Class - 06-4NF	119,076	103,175
DFA US Small Cap Value I Inst Class - 06-4NC	133,696	72,034
DFA World Ex U.S. Government Fixed Income Portfolio Institutional Cl - 06-CXF	383,937	749,361
DWS CROCI U.S. Fund A Class - 06-FNF	3,993	22,041
DWS Emerging Markets Equity Fund A Class - 06-3VN	3,449	18,385
DWS Emerging Markets Equity Fund R6 Class - 06-3VJ	68,562	14,869
DWS GNMA Fund A Class - 06-FPY	23,778	39,310
DWS GNMA Fund S Class - 06-FRC	67,868	67,039
DWS Mid Cap Value Fund A Class - 06-622	27	53,232
DWS Mid Cap Value Fund S Class - 06-632	1,001	251
DWS RREEF Real Assets Fund A Class - 06-621	88,548	108,573
DWS RREEF Real Assets Fund S Class - 06-631	281	205
DWS RREEF Real Estate Securities Fund A Class - 06-613	264,261	306,728
DWS RREEF Real Estate Securities Fund R6 Class - 06-CWH	7,499,024	8,180,277
DWS RREEF Real Estate Securities Fund S Class - 06-617	876,242	1,473,630
DWS Small Cap Core Fund A Class - 06-GGK	200,960	323,607
DWS Small Cap Core Fund S Class - 06-GGM	64,720	4,674
Federated Herm Total Return Bond R6 Class - 06-6GY	1,680	6
Federated High Yield Trust Institutional Class - 06-788	42,431	96,328
Federated High Yield Trust R6 Class - 06-GKM	4,522,282	4,753,260
Federated High Yield Trust Service Class - 06-918	11,070	26,407
Federated Institutional High Yield Bond Fund R6 Class - 06-3GV	167,599	173,379
Federated International Equity Fund A Class - 06-CHH	58,622	200,383
Federated International Equity Fund IS Class - 06-CHJ	850,548	334,157
Federated International Leaders Fund A Class - 06-065	182,919	150,218
Federated International Leaders Fund Institutional Class - 06-049	21,534	29,662
Federated International Leaders Fund R6 Class - 06-GKN	13,848	128,413
Federated Kaufmann Large Cap Fund A Class - 06-066	44,646	4,961
Federated Kaufmann Large Cap Fund Institutional Class - 06-050	57,604	134,683
Federated Kaufmann Large Cap Fund R6 Class - 06-CXG	8,441	1,660
Federated MDT All Cap Core Fund A Class - 06-067	6,448	1,261
Federated MDT All Cap Core Fund Institutional Class - 06-051	7,224	33,827
Federated MDT Small Cap Core Fund R6 Class - 06-3MG	125,010	5,838
Federated MDT Small Cap Growth Fund A Class - 06-FTW	179,976	187,754
Federated MDT Small Cap Growth Fund Institutional Class - 06-FTV	5,740	23,716
Federated MDT Small Cap Growth Fund R6 Class - 06-FTX	46,091	88,921
Federated MDT SmallCap Core A Class - 06-4FR	244,232	281,826
Federated MDT SmallCap Core Institutional Class - 06-4FT	7,318	84,727
Fidelity 500 Index Fund - 06-3HR	81,969,778	44,435,842
Fidelity Adv Frdm Blnd 2065 Z6 Inst Class - 06-64C	2,383	201
Fidelity Adv Freedom 2065 I Inst Class - 06-63P	17,195	4,945
Fidelity Adv Freedom 2065 M M Class - 06-63V	2,874	1,129
Fidelity Adv Growth Opps Z Inst Class - 06-4RH	1,333,587	533,642
Fidelity Adv Intl RealEstate Z Class - 06-4G4	888	21,280
Fidelity Adv Intl Small Cap Z Inst Class - 06-4XH	20	1,791
Fidelity Adv Small Cap Value Z Inst Class - 06-4TT	672,221	26,062
Fidelity Adv Technology Z Inst Class - 06-4N4	31,524	14,184

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
Fidelity Advisor Balanced Fund I Class - 06-FTY	33,115	252,926
Fidelity Advisor Balanced Fund M Class - 06-FVC	158,125	216,107
Fidelity Advisor Balanced Fund Z Class - 06-FVF	671,771	420,965
Fidelity Advisor Diversified International Fund M Class - 06-280	71,510	6,823
Fidelity Advisor Diversified International Fund Z Class - 06-FVG	10,739	40,533
Fidelity Advisor Diversified Stock Fund Institutional Class - 06-028	4,496	589
Fidelity Advisor Diversified Stock Fund M Class - 06-045	3,762	175
Fidelity Advisor Dividend Growth Fund M Class - 06-255	85,199	72,443
Fidelity Advisor Energy Fund I Class - 06-34W	250,335	226,424
Fidelity Advisor Energy Fund M Class - 06-34X	697,446	442,337
Fidelity Advisor Equity Growth Fund M Class - 06-120	108,140	657,549
Fidelity Advisor Equity Income Fund M Class - 06-260	125,543	134,242
Fidelity Advisor Freedom 2005 Fund Z6 Class - 06-GHK	224	1
Fidelity Advisor Freedom 2010 Fund I Class - 06-CCH	5,518	36,589
Fidelity Advisor Freedom 2010 Fund M Class - 06-195	16,678	93,426
Fidelity Advisor Freedom 2010 Fund Z6 Class - 06-GHM	2,931	1,627
Fidelity Advisor Freedom 2015 Fund I Class - 06-CCJ	35,139	25,444
Fidelity Advisor Freedom 2015 Fund M Class - 06-101	46,220	514,432
Fidelity Advisor Freedom 2015 Fund Z6 Class - 06-GHN	11,785	1,209
Fidelity Advisor Freedom 2020 Fund I Class - 06-CCK	40,464	152,865
Fidelity Advisor Freedom 2020 Fund M Class - 06-102	133,531	1,761,170
Fidelity Advisor Freedom 2020 Fund Z6 Class - 06-GHP	1,811	8
Fidelity Advisor Freedom 2025 Fund I Class - 06-CCM	151,015	160,011
Fidelity Advisor Freedom 2025 Fund M Class - 06-103	152,310	815,825
Fidelity Advisor Freedom 2025 Fund Z6 Class - 06-GHR	100,191	60,964
Fidelity Advisor Freedom 2030 Fund I Class - 06-CCN	584,208	1,106,616
Fidelity Advisor Freedom 2030 Fund M Class - 06-106	401,995	1,826,110
Fidelity Advisor Freedom 2030 Fund Z6 Class - 06-GHT	129,929	55,900
Fidelity Advisor Freedom 2035 Fund I Class - 06-CCP	635,667	1,236,682
Fidelity Advisor Freedom 2035 Fund M Class - 06-107	305,781	2,051,554
Fidelity Advisor Freedom 2035 Fund Z6 Class - 06-GHV	172,483	463,293
Fidelity Advisor Freedom 2040 Fund I Class - 06-CCR	645,434	859,459
Fidelity Advisor Freedom 2040 Fund M Class - 06-108	214,258	876,216
Fidelity Advisor Freedom 2040 Fund Z6 Class - 06-GHW	91,011	184,691
Fidelity Advisor Freedom 2045 Fund I Class - 06-CCT	188,548	413,550
Fidelity Advisor Freedom 2045 Fund M Class - 06-284	146,206	835,282
Fidelity Advisor Freedom 2045 Fund Z6 Class - 06-GHX	91,575	93,811
Fidelity Advisor Freedom 2050 Fund I Class - 06-CCV	240,769	262,873
Fidelity Advisor Freedom 2050 Fund M Class - 06-286	188,551	915,694
Fidelity Advisor Freedom 2050 Fund Z6 Class - 06-GHY	151,420	135,266
Fidelity Advisor Freedom 2055 Fund I Class - 06-CCW	315,158	237,764
Fidelity Advisor Freedom 2055 Fund M Class - 06-394	229,204	1,779,248
Fidelity Advisor Freedom 2055 Fund Z6 Class - 06-GJC	198,162	155,999
Fidelity Advisor Freedom 2060 Fund I Class - 06-CCX	41,347	24,729
Fidelity Advisor Freedom 2060 Fund M Class - 06-CHG	1,125	40
Fidelity Advisor Freedom 2060 Fund Z6 Class - 06-GJF	21,325	3,762
Fidelity Advisor Freedom Income Fund I Class - 06-CCG	2,513	2,848
Fidelity Advisor Freedom Income Fund M Class - 06-111	1,218	177,274
Fidelity Advisor Freedom® Blend 2020 Fund Z6 Class - 06-43N	55,277	120,160
Fidelity Advisor Freedom® Blend 2025 Fund Z6 Class - 06-43P	74,970	91,412
Fidelity Advisor Freedom® Blend 2030 Fund Z6 Class - 06-43R	104,773	90,832
Fidelity Advisor Freedom® Blend 2035 Fund Z6 Class - 06-43T	120,459	131,188
Fidelity Advisor Freedom® Blend 2040 Fund Z6 Class - 06-43V	91,134	46,525
Fidelity Advisor Freedom® Blend 2045 Fund Z6 Class - 06-43W	74,362	32,921
Fidelity Advisor Freedom® Blend 2050 Fund Z6 Class - 06-43X	98,156	34,616
Fidelity Advisor Freedom® Blend 2055 Fund Z6 Class - 06-43Y	139,495	49,552
Fidelity Advisor Freedom® Blend 2060 Fund Z6 Class - 06-44C	101,755	7,358
Fidelity Advisor Growth & Income Fund M Class - 06-265	171,173	101,059
Fidelity Advisor Growth Opportunities Fund M Class - 06-125	455,316	832,227
Fidelity Advisor International Capital Appreciation Fund M Class - 06-155	615,383	1,855,094

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
Fidelity Advisor International Capital Appreciation Fund Z Class - 06-FV	1,458,990	835,982
Fidelity Advisor Leveraged Company Stock Fund A Class - 06-23	23,603	43,343
Fidelity Advisor Leveraged Company Stock Fund M Class - 06-233	67,170	46,559
Fidelity Advisor New Insights Fund A Class - 06-295	7,057	154,877
Fidelity Advisor New Insights Fund M Class - 06-166	81,910	1,138,778
Fidelity Advisor Real Estate Fund I Class - 06-047	11,421	19,487
Fidelity Advisor Real Estate Fund M Class - 06-391	8,780	4,043
Fidelity Advisor Small Cap Fund A Class - 06-393	950	443
Fidelity Advisor Small Cap Fund M Class - 06-275	302,023	791,760
Fidelity Advisor Stock Selector All Cap Fund M Class - 06-841	3	73,432
Fidelity Advisor Stock Selector Mid Cap Fund M Class - 06-270	129,140	36,197
Fidelity Advisor Strategic Dividend & Income Fund I Class - 06-026	68,577	220,423
Fidelity Advisor Strategic Income Fund A Class - 06-110	75,651	54,914
Fidelity Advisor Total Bond Fund I Class - 06-027	2,206,734	1,918,429
Fidelity Advisor Total Bond Fund M Class - 06-044	351,769	254,128
Fidelity Advisor Total Bond Fund Z Class - 06-FVM	10,982,630	10,463,035
Fidelity Advisor Value Fund A Class - 06-322	7,541	978
Fidelity Advisor Value Fund M Class - 06-323	102,119	85,347
Fidelity Emerging Markets Index Fund - 06-3WN	1,454,171	991,380
Fidelity Extended Market Index Fund - 06-3WJ	9,754,377	589,045
Fidelity Four In One Index No Load Class - 06-4N3	892	1
Fidelity Frdm Idx 2005 I Prem Other Class - 06-6HV	6	-
Fidelity Frdm Idx 2010 I Prem Other Class - 06-6H7	24	-
Fidelity Frdm Idx 2015 I Prem Other Class - 06-6H9	163,994	308
Fidelity Frdm Idx 2020 I Prem Other Class - 06-6HW	27,974	50
Fidelity Frdm Idx 2025 I Prem Other Class - 06-6HC	159,075	378
Fidelity Frdm Idx 2030 I Prem Other Class - 06-6HF	628,701	1,186
Fidelity Frdm Idx 2035 I Prem Other Class - 06-6HG	506,373	946
Fidelity Frdm Idx 2040 I Prem Other Class - 06-6HH	182,766	349
Fidelity Frdm Idx 2045 I Prem Other Class - 06-6H	211,979	400
Fidelity Frdm Idx 2050 I Prem Other Class - 06-6HK	86,027	308
Fidelity Frdm Idx 2055 I Prem Other Class - 06-6HM	329,887	815
Fidelity Frdm Idx 2060 I Prem Other Class - 06-6HN	102,091	7,979
Fidelity Frdm Idx 2065 I Prem Other Class - 06-6HP	19,664	230
Fidelity Freedom® Index 2010 Fund Investor Class - 06-49Y	14	-
Fidelity Freedom® Index 2015 Fund Investor Class - 06-4C4	1,684	4
Fidelity Freedom® Index 2020 Fund Investor Class - 06-4C6	104,803	64,992
Fidelity Freedom® Index 2025 Fund Investor Class - 06-4C7	24,823	18,862
Fidelity Freedom® Index 2030 Fund Investor Class - 06-4C9	47,117	298,009
Fidelity Freedom® Index 2035 Fund Investor Class - 06-4CC	359,275	176,511
Fidelity Freedom® Index 2040 Fund Investor Class - 06-4CF	1,826	915
Fidelity Freedom® Index 2045 Fund Investor Class - 06-4CG	1,782	1,466
Fidelity Freedom® Index 2050 Fund Investor Class - 06-4CH	4,573	13
Fidelity Freedom® Index 2055 Fund Investor Class - 06-4C	61,030	19,491
Fidelity Freedom® Index 2060 Fund Investor Class - 06-4CK	30,553	963
Fidelity Freedom® Index 2065 Fund Investor Class - 06-4F3	5,259	18
Fidelity Inflation-Protected Bond Index Fund - 06-3WK	2,604,325	2,489,852
Fidelity International Index Fund - 06-3HX	5,888,427	2,785,485
Fidelity International Sustainability Index Fund Inst Class - 06-4H6	75,235	3,758
Fidelity Large Cap Gro Idx Inst Class - 06-4RK	7,439,089	2,733,051
Fidelity Large Cap Val Idx Inst Class - 06-4RJ	2,654,791	1,534,362
Fidelity Mid Cap Index Fund - 06-3HW	8,176,567	5,703,440
Fidelity Real Estate Index Fund - 06-3WP	543,738	247,260
Fidelity Small Cap Index Fund - 06-3HV	6,692,231	7,346,481
Fidelity Sustainability Bond Index Fund Institutional Class - 06-4H4	80,005	1,334
Fidelity Total International Index Fund - 06-3WH	307,432	95,095
Fidelity Total Market Index Fund - 06-3MR	322,823	13,674,275
Fidelity U.S. Bond Index Fund - 06-3HT	1,048,193	1,647,163
Fidelity US Sustainability Index Fund - 06-3X3	367,069	87,463
Fidelity VIP Asset Manager Portfolio Initial Class - 06-230	992,627	3,899,673

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
Fidelity VIP Contrafund Portfolio Initial Class - 06-245	3,548,013	27,442,420
Fidelity VIP Equity-Income Portfolio Initial Class - 06-205	402,457	1,282,916
Fidelity VIP Growth Portfolio Initial Class - 06-210	2,673,584	8,039,800
Fidelity VIP High Income Portfolio Initial Class - 06-215	299,249	570,148
Fidelity VIP Overseas Portfolio Initial Class - 06-220	318,780	908,131
First Eagle Global Fund R6 Class - 06-3VC	72,771	15,790
First Eagle Overseas Fund R6 Class - 06-3VF	1,385,248	287,937
Franklin DynaTech Fund R6 Class - 06-3RY	1,852,837	980,500
Franklin Equity Income Fund R6 Class - 06-3T3	106,252	97,279
Franklin Growth Fund A Class - 06-819	12,138	139,552
Franklin Growth Fund Advisor Class - 06-CMX	32,959	128,113
Franklin Growth Fund R Class - 06-818	16,234	354,425
Franklin Growth Opportunities Fund Advisor Class - 06-CNW	40,857	3,872
Franklin Growth Opportunities Fund R Class - 06-4PN	691	12
Franklin Growth Opportunities Fund R Class - 06-CMW	830	6,489
Franklin Growth Series R6 Class - 06-FXP	8,990	656,311
Franklin Income Fund Advisor Class - 06-719	16,377	791,668
Franklin Income Fund R Class - 06-724	33,626	122,720
Franklin Income Fund R6 Class - 06-GKR	974,660	229,141
Franklin International Growth Fund R6 Class - 06-3T4	418,787	1,581,068
Franklin Mutual Global Discovery Fund Z Class - 06-723	22,052	26,881
Franklin Rising Dividends Fund R6 Class - 06-3T7	5,990	7,519
Franklin Small Cap Growth Fund R6 Class - 06-3T9	163,766	63,540
Franklin Small Cap Value Fund A Class - 06-247	11,412	5,063
Franklin Small Cap Value Fund Advisor Class - 06-CMY	469,342	1,027,832
Franklin Small Cap Value Fund R Class - 06-248	206,561	220,407
Franklin Small Cap Value Fund R6 Class - 06-GKT	1,206,553	2,112,306
Franklin Small-Mid Cap Growth Fund Advisor Class - 06-CNC	97,785	85,012
Franklin Small-Mid Cap Growth Fund R Class - 06-890	11,738	38,724
Franklin Small-Mid Cap Growth Fund R6 Class - 06-3TC	112,427	16,778
Franklin Strategic Income Fund R Class - 06-915	45,807	103,999
Franklin Strategic Income Fund R6 Class - 06-CXH	48,392	422,469
Franklin Utilities Fund Advisor Class - 06-FPC	3,654	12,850
Franklin Utilities Fund R Class - 06-FPN	179,142	181,945
Franklin Utilities Fund R6 Class - 06-FNP	103,645	155,994
Goldman Sachs Core Fixed Income Fund R Class - 06-4PV	74,821	6,348,907
Goldman Sachs Emerging Markets Equity Fund R6 Class - 06-3GG	184	898
Goldman Sachs Financial Square Government Fund Admin Class - 06-CGH	9,165,705	11,326,771
Goldman Sachs Financial Square Government Fund R6 Class - 06-CXJ	5,354,319	2,962,065
Goldman Sachs Financial Square Government Fund Resource Class - 06-CG	1,279,995	1,315,532
Goldman Sachs Growth Strategy Portfolio Institutional Class - 06-249	34,292	1,288
Goldman Sachs Growth Strategy Portfolio Service Class - 06-251	32,675	59,855
Goldman Sachs International Equity Insights Fund Institutional Class - 06-367	284,371	2,432,331
Goldman Sachs International Equity Insights Fund R6 Class - 06-CXM	713,762	259,837
Goldman Sachs International Equity Insights Fund Service Class - 06-368	309,962	300,713
Goldman Sachs Large Cap Growth Insights Fund Investor Class - 06-CKX	1,013,318	4,505,978
Goldman Sachs Large Cap Growth Insights Fund R6 Class - 06-CXN	6,393,749	4,193,173
Goldman Sachs Large Cap Growth Insights Fund Service Class - 06-CKY	295,954	445,190
Goldman Sachs Large Cap Value Insights Fund Investor Class - 06-052	102	74
Goldman Sachs Large Cap Value Insights Fund R6 Class - 06-CXP	4,927	932,356
Goldman Sachs Mid Cap Value Fund Institutional Class - 06-252	829,012	473,024
Goldman Sachs Mid Cap Value Fund R6 Class - 06-CXR	32,132	347,326
Goldman Sachs Mid Cap Value Fund Service Class - 06-253	176,536	441,387
Goldman Sachs Small Cap Value Fund Institutional Class - 06-254	536,416	2,068,129
Goldman Sachs Small Cap Value Fund R6 Class - 06-CXT	1,425,760	2,835,615
Goldman Sachs Small Cap Value Fund Service Class - 06-256	195,303	761,020
Goldman Sachs Technology Opportunities Fund Institutional Class - 06-257	500,862	1,257,387
Goldman Sachs Technology Opportunities Fund Service Class - 06-258	429,875	723,986
Goldman Sachs U.S. Equity Insights Fund Investor Class - 06-053	296,181	224,647
Goldman Sachs U.S. Equity Insights Fund R6 Class - 06-FXT	29,773	636,469

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
Goldman Sachs U.S. Equity Insights Fund Service Class - 06-069	17,227	44,732
GoldmanSachs MidCap Growth R6 Class - 06-CXK	67,271	14,784
GoldmanSachs MidCap Grth Inv Investor Class - 06-727	28,655	4,532
GoldmanSachs MidCap Grth Service Class - 06-729	6,415	2,502
GuideStone Funds Conservative Allocation Fund Inv Class - 06-3MW	278	67
GuideStone Funds Emerging Markets Equity Fund Advisor Class - 06-3YV	13,595	15,982
GuideStone Funds Global Real Estate Securities Fund Advisor Class - 06-43C	1,313	24,009
GuideStone Funds Growth Allocation Fund Investor Class - 06-3MY	160	7
GuideStone Funds Medium-Duration Bond Fund Advisor Class - 06-43H	140	210
GuideStone Funds Small Cap Equity Fund Advisor Class - 06-43J	55,443	197,136
GuideStone Funds Value Equity Fund Institutional Class - 06-43M	957	17,145
Harbor Capital Apprec Ret Retirement Class - 06-49R	40,736	187
Hartford Core Equity Fund R6 Class - 06-3YJ	1,418,623	703,867
Hartford Schroders International Stock Fund SDR Class - 06-3NX	1,299,753	782,593
Hartford Schroders US Small Mid-Cap Opportunities Fund R4 Class - 06-3CT	1,011	536
Invesco American Franchise Fund A Class - 06-023	-	92,997
Invesco American Value Fund A Class - 06-070	47,771	373,098
Invesco American Value Fund Y Class - 06-054	4,028	10,454
Invesco Comstock Fund A Class - 06-771	47,716	102,916
Invesco Comstock Fund R Class - 06-4PM	278,690	1,928
Invesco Comstock Fund R Class - 06-772	52,346	225,261
Invesco Comstock Sel A Class - 06-317	8,300	79,778
Invesco Core Bond A Class - 06-926	256,588	297,395
Invesco Core Bond Y Class - 06-894	13,725	9,630
Invesco Core Plus Bond Fund R6 Class - 06-3G7	20,253	14,777
Invesco Corporate Bond Fund R6 Class - 06-3W4	243,738	31,652
Invesco Developing Mkts A Class - 06-466	443,472	1,158,912
Invesco Developing Mkts R6 Class - 06-DDD	1,209,403	1,316,892
Invesco Developing Mkts Y Class - 06-571	568,091	2,507,105
Invesco Disc Mc Gr Retirement Class - 06-4HH	1,368	6,288
Invesco Disc Mid Cap Gr Retirement Class - 06-4HC	180,054	194,989
Invesco Disc Mid Cap Gr A Class - 06-4H9	79,429	9,414
Invesco Disc MidCapGr R6 Class - 06-3F3	1,942,903	888,259
Invesco Diversified Dividend Fund A Class - 06-816	958,513	1,389,184
Invesco Diversified Dividend Fund Investor Class - 06-817	1,411,432	7,328,242
Invesco Diversified Dividend Fund R6 Class - 06-CXV	1,575,492	20,202,282
Invesco Energy Fund A Class - 06-835	605,366	539,040
Invesco Energy Fund Investor Class - 06-810	500,367	547,183
Invesco Eqv Intl Eqty R Class - 06-193	11,858	15,238
Invesco Eqv Intl Eqty R5 Class - 06-192	65,379	54,938
Invesco Floating Rate ESG R6 Class - 06-FXV	88,856	126,990
Invesco Floating Rate ESG Y Class - 06-055	179,594	7,346
Invesco Global A Class - 06-763	26,011	226,614
Invesco Global Health Care Fund A Class - 06-845	42,641	164,029
Invesco Global Health Care Fund Investor Class - 06-815	3,738	21,376
Invesco Global Opps R6 Class - 06-FYW	87,462	36,571
Invesco Global Ops A Class - 06-556	74,941	297,908
Invesco Global Ops Y Class - 06-843	416,472	248,573
Invesco Global R6 Class - 06-FYV	239,596	136,342
Invesco Global Strat Inc A Class - 06-288	20,040	239,309
Invesco Global Strat Inc Y Class - 06-751	47,749	35,830
Invesco Global Y Class - 06-752	44,530	364,725
Invesco Gold & Spcl Min A Class - 06-463	1,288,227	1,248,113
Invesco Gold & Spcl Min R6 Class - 06-34Y	235,272	55,679
Invesco Gold & Spcl Min Y Class - 06-753	940,584	1,189,444
Invesco Inc Advantage Intl A Class - 06-465	-	7,594
Invesco Inc Advantage Intl R5 Class - 06-229	-	23
Invesco Intl Bond A Class - 06-297	78,040	239,140
Invesco Intl Bond R6 Class - 06-FYX	60,895	26,815
Invesco Intl Bond Y Class - 06-754	85,903	176,110

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
Invesco Intl Growth A Class - 06-319	71,577	182,896
Invesco Intl Growth R6 Class - 06-FNC	12,651	1,108
Invesco Intl Growth Y Class - 06-756	85,545	77,814
Invesco Intl SmMid Co A Class - 06-764	15,830	238,387
Invesco Intl SmMid Co R6 Class - 06-FCC	11,039	2,072
Invesco Intl SmMId Co Y Class - 06-757	6,897	527
Invesco Main St All Cap A Class - 06-766	4,358	79,918
Invesco Main St Mid Cap A Class - 06-262	63,721	318,707
Invesco MAIN ST MID CAP Retirement Class - 06-4HG	82,963	104,669
Invesco Main St Mid Cap Y Class - 06-759	63,939	99,058
Invesco Prt Active Alloc A Class - 06-924	2,535	76
Invesco Sen Floating Rate A Class - 06-078	9,721	4,346
Invesco Sen Floating Rate R6 Class - 06-GCC	10,652	51,756
Invesco Small Cap Growth Fund A Class - 06-320	947,862	937,699
Invesco Small Cap Growth Fund R Class - 06-595	150,146	457,003
Invesco Small Cap Growth Fund R6 Class - 06-CXX	1,283,745	935,468
Invesco Technology Fund A Class - 06-855	29,473	32,124
Invesco Technology Fund Investor Class - 06-805	96,405	100,100
Invesco Value Opportunities Fund A Class - 06-814	17,984	3,284
Invesco Value Opportunities Fund R Class - 06-813	54,741	16,877
iShares MSCI EAFE International Index Fund K Class - 06-3VK	480,428	367,060
iShares MSCI Total Intl Idx K Class - 06-46N	53,468	349
iShares Russell 1000LgCp Idx K Class - 06-46P	46,652	87,012
iShares Russell 2000 Small-Cap Index Fund K Class - 06-3GR	187,636	191,484
iShares Russell Mid-Cap Index Fund K Class - 06-3GM	97,862	51,498
iShares S&P 500 Index Fund K Class - 06-3G4	2,294,958	1,935,035
iShares U.S. Aggregate Bond Index Fund K Class - 06-3VM	89,489	5,568
Janus Henderson Balanced Fund N Class - 06-CYC	2,965,138	7,885,489
Janus Henderson Balanced Fund R Class - 06-612	443,360	3,084,002
Janus Henderson Balanced Portfolio Service Class - 06-611	7,156,539	10,347,224
Janus Henderson Dev World Bond N Class - 06-4TJ	2,550,794	529,377
Janus Henderson Enterprise Fund A Class - 06-CMC	90,645	33,948
Janus Henderson Enterprise Fund N Class - 06-CYF	295,161	176,084
Janus Henderson Enterprise Fund S Class - 06-CMF	32,814	262,972
Janus Henderson Flexible Bond Fund N Class - 06-CYG	1,310,767	1,398,349
Janus Henderson Flexible Bond Portfolio Institutional Class - 06-601	894,201	2,142,457
Janus Henderson Forty Fund A Class - 06-603	73,417	684,457
Janus Henderson Forty Fund R Class - 06-154	376,943	770,412
Janus Henderson Global Equity Income Fund A Class - 06-GMH	19,429	27,204
Janus Henderson Global Equity Income Fund N Class - 06-GMJ	430,201	1,179,974
Janus Henderson Global Equity Income Fund S Class - 06-GMK	1,208	2,196
Janus Henderson Global Life Sciences Fund N Class - 06-3WT	55,931	1,337
Janus Henderson Global Life Sciences Fund S Class - 06-CGW	770	47,728
Janus Henderson Global Life Sciences Fund T Class - 06-CGX	630	8,652
Janus Henderson Global Research Portfolio Institutional Class - 06-600	231,791	1,484,188
Janus Henderson Global Technology Fund N Class - 06-3CM	494,522	521,494
Janus Henderson Growth and Income Fund R Class - 06-156	3,669	150,544
Janus Henderson Mid Cap Value Fund A Class - 06-604	2,699	1,928
Janus Henderson Mid Cap Value Fund R Class - 06-261	80,062	205,783
Janus Henderson Mid Cap Value Portfolio Service Class - 06-259	538	127
Janus Henderson Multi-Sector Income Fund N Class - 06-3GW	816,222	615,512
Janus Henderson Research Fund A Class - 06-888	3,674	1,006
Janus Henderson Small Cap Value Fund N Class - 06-FCH	783,275	1,652,861
Janus Henderson Small Cap Value Fund Service Class - 06-615	226,327	531,627
Janus Henderson Triton Fund A Class - 06-889	403,428	1,322,560
Janus Henderson Triton Fund N Class - 06-CYH	1,312,580	4,511,200
Janus Henderson Triton Fund Service Class - 06-921	322,467	977,964
Janus Henderson U.S. Managed Volatility Fund Service Class - 06-954	2,678	872
Janus Henderson Venture Fund N Class - 06-3P3	433,020	326,432
JHancock Disc Val Mid Cap R6 Class - 06-4TN	61,951	27,705

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
John Hancock Bond Fund R6 Class - 06-3HM	1,224,549	364,306
JPMorgan Core Plus Bond Fund R6 Class - 06-3W6	275,987	371,579
JPMorgan Emerging Markets Equity Fund R6 Class - 06-4CN	82,310	33,987
JPMorgan Equity Income Fund R4 Class - 06-FXX	217,376	2,545,207
JPMorgan Equity Income Fund R6 Class - 06-FXY	15,033,258	13,686,259
JPMorgan Global Allocation R6 Class - 06-4FH	7,143	5,056
JPMorgan Global Bond Opps R6 Class - 06-4GH	17,291	9,675
JPMorgan Government Bond Fund R4 Class - 06-FYC	348	9
JPMorgan Government Bond Fund R6 Class - 06-FYF	332,908	147,488
JPMorgan Income R6 Class - 06-4GJ	137,185	45,488
JPMorgan Large Cap Growth Fund R6 Class - 06-3GJ	20,906,690	11,384,424
JPMorgan Large Cap Value Fund R6 Class - 06-3GF	100,576	136,298
JPMorgan Mid Cap Growth Fund R4 Class - 06-FYG	177,750	219,742
JPMorgan Mid Cap Growth Fund R6 Class - 06-FYH	1,241,362	3,836,906
JPMorgan Mid Cap Value Fund R4 Class - 06-FYJ	8,406	16,714
JPMorgan Mid Cap Value Fund R6 Class - 06-FYK	478,897	312,340
JPMorgan Small Cap Growth Fund R6 Class - 06-3JM	373,338	293,366
JPMorgan Small Cap Value Fund R6 Class - 06-44Y	119,145	1,307
JPMorgan SmartRetire 2020 R6 Class - 06-46R	234,397	908
JPMorgan SmartRetire 2025 R6 Class - 06-46T	138,619	544
JPMorgan SmartRetire 2030 R6 Class - 06-46V	75,744	76,113
JPMorgan SmartRetire 2035 R6 Class - 06-46W	73,043	287
JPMorgan SmartRetire 2040 R6 Class - 06-46X	126,423	476
JPMorgan SmartRetire 2045 R6 Class - 06-46Y	49,276	2,204
JPMorgan SmartRetire 2050 R6 Class - 06-47C	16,783	94
JPMorgan SmartRetire 2055 R6 Class - 06-47F	13,644	77
JPMorgan SmartRetire 2060 R6 Class - 06-47G	3,518	39
JPMorgan SmartRetirement Blend 2020 Fund R6 Class - 06-GGN	488,610	1,131,852
JPMorgan SmartRetirement Blend 2025 Fund R6 Class - 06-GGP	582,432	552,837
JPMorgan SmartRetirement Blend 2030 Fund R6 Class - 06-GGR	1,111,703	779,784
JPMorgan SmartRetirement Blend 2035 Fund R6 Class - 06-GGT	1,199,408	555,422
JPMorgan SmartRetirement Blend 2040 Fund R6 Class - 06-GGV	572,928	558,932
JPMorgan SmartRetirement Blend 2045 Fund R6 Class - 06-GGW	554,847	299,434
JPMorgan SmartRetirement Blend 2050 Fund R6 Class - 06-GGX	520,771	309,023
JPMorgan SmartRetirement Blend 2055 Fund R6 Class - 06-GGY	503,442	235,007
JPMorgan SmartRetirement Blend 2060 Fund R6 Class - 06-GHC	638,771	338,403
JPMorgan SmartRetirement Blend Inc Fund R6 Class - 06-GHF	58,531	146,030
JPMorgan U.S. Small Company Fund R4 Class - 06-FYM	8,129	31,352
JPMorgan U.S. Small Company Fund R6 Class - 06-FYN	83,193	66,664
JPMorgan US Equity R6 Class - 06-4TC	1,135,444	644,274
JPMorgan Value Advantage Fund R6 Class - 06-GJJ	950	139
Knights of Columbus Core Bond Institutional Class - 06-FRN	9,879	1,585
Knights of Columbus Intl Eq Institutional Class - 06-FRP	10,094	3,221
Knights of Columbus Lg Gr Institutional Class - 06-FRR	7,619	1,790
Knights of Columbus Lg Val Institutional Class - 06-FRT	55,578	29,273
Knights Of Columbus Small Cap Institutional Class - 06-FRV	40,569	25,312
Loomis Sayles Small Cap Growth Fund N Class - 06-3JG	1,939	111
Lord Abbett Bond Debenture R6 Class - 06-4F6	624,641	144,369
Lord Abbett Bond-Debenture Fund R3 Class - 06-072	30,244	171,102
Lord Abbett Bond-Debenture Fund R5 Class - 06-CJT	662	1,209
Lord Abbett Developing Growth Fund A Class - 06-732	-	985
Lord Abbett Developing Growth Fund P Class - 06-960	80,430	189,071
Lord Abbett Developing Growth Fund R3 Class - 06-369	229,867	57,171
Lord Abbett Developing Growth Fund R5 Class - 06-CJW	10,491	405,551
Lord Abbett Developing Growth Fund R6 Class - 06-CYJ	6,453,649	7,752,973
Lord Abbett Dividend Growth Fund R3 Class - 06-424	118,991	113,556
Lord Abbett Dividend Growth Fund R5 Class - 06-CJV	185,351	264,972
Lord Abbett Fcsd SmCap Value R6 Class - 06-4XK	1,835,637	1,308,648
Lord Abbett Fundamental Equity Fund R5 Class - 06-CJX	37,126	47,910
Lord Abbett Growth Leaders Fund I Class - 06-948	17,714	7,434

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
Lord Abbett Growth Leaders Fund R3 Class - 06-951	424,599	140,566
Lord Abbett Growth Leaders Fund R5 Class - 06-CJY	181,499	2,236,593
Lord Abbett Growth Opportunities Fund P Class - 06-965	-	69,369
Lord Abbett Growth Opportunities Fund R3 Class - 06-371	13,617	3,841
Lord Abbett High Yield Fund A Class - 06-057	35,405	34,061
Lord Abbett High Yield Fund R3 Class - 06-073	32,764	30,177
Lord Abbett High Yield Fund R5 Class - 06-CKF	140,800	431,073
Lord Abbett High Yield Fund R6 Class - 06-CYK	1,558,615	1,934,059
Lord Abbett International Opportunities Fund R3 Class - 06-36C	414	9,284
Lord Abbett International Opportunities Fund R5 Class - 06-36F	10,966	33,340
Lord Abbett International Opportunities Fund R6 Class - 06-36G	24,599	28,405
Lord Abbett Mid Cap Stock Fund P Class - 06-970	1,452	1,742
Lord Abbett Mid Cap Stock Fund R3 Class - 06-961	507	4,981
Lord Abbett Mid Cap Stock Fund R5 Class - 06-CKG	-	77
Lord Abbett Small Cap Value Fund R3 Class - 06-962	21,700	257,823
Lord Abbett Total Return Fund I Class - 06-949	8,240	44,860
Lord Abbett Total Return Fund R3 Class - 06-952	4,784	68,633
Lord Abbett Total Return Fund R5 Class - 06-CKJ	78,952	379,179
Lord Abbett Total Return Fund R6 Class - 06-3RJ	329,114	138,796
Lord Abbett Value Opportunities Fund A Class - 06-967	8,926	42,086
Lord Abbett Value Opportunities Fund P Class - 06-025	22,297	281,511
Lord Abbett Value Opportunities Fund R3 Class - 06-968	30,090	177,380
Lord Abbett Value Opportunities Fund R6 Class - 06-FYP	178,755	767,504
MainStay Large Cap Growth Fund R6 Class - 06-3HY	1,069,769	1,833
Manning & Napier Pro-Blend Conservative Term Series S Class - 06-222	34	829
Manning & Napier Pro-Blend Extended Term Series S Class - 06-223	1,715	341
Manning & Napier Pro-Blend Maximum Term Series S Class - 06-224	4,278	101,464
Manning & Napier Pro-Blend Moderate Term Series S Class - 06-226	1,399	694
Mass Mutual Small Cap Growth Equity Inst Class - 06-4TW	1,119,412	147,503
Met West Total Return Bd P Class - 06-47P	3,257,913	1,651,869
MFS Aggressive Growth Allocation Fund R2 Class - 06-074	23,267	52,481
MFS Aggressive Growth Allocation Fund R3 Class - 06-058	201,942	199,992
MFS Conservative Allocation Fund R2 Class - 06-075	235,801	212,488
MFS Conservative Allocation Fund R3 Class - 06-059	136,429	817,443
MFS Core Equity Fund R6 Class - 06-3W7	521,983	425,103
MFS Emerging Markets Debt Fund R2 Class - 06-013	330	33
MFS Emerging Markets Debt Fund R6 Class - 06-CYM	7,539	17,487
MFS Global Bond R6 Class - 06-4TK	2,316	18
MFS Global Real Estate R6 Class - 06-4FM	54,398	42,264
MFS Growth Allocation Fund R2 Class - 06-076	46,876	53,956
MFS Growth Allocation Fund R3 Class - 06-060	141,336	26,953
MFS Growth Fund R6 Class - 06-CYN	2,885,993	3,775,977
MFS International Diversification Fund R6 Class - 06-3MF	7,582,754	3,571,209
MFS International Growth Fund R6 Class - 06-49X	176,051	172,426
MFS International New Discovery Fund A Class - 06-360	202,284	607,546
MFS International New Discovery Fund R2 Class - 06-379	20,177	26,512
MFS International New Discovery Fund R6 Class - 06-CYP	306,201	269,072
MFS International Value Fund R2 Class - 06-822	44,571	58,938
MFS International Value Fund R3 Class - 06-773	22,939	46,705
MFS International Value Fund R6 Class - 06-CYR	471,293	952,487
MFS Massachusetts Investors Growth Stock Fund R2 Class - 06-387	260,152	248,761
MFS Massachusetts Investors Growth Stock Fund R3 Class - 06-386	282,326	252,541
MFS Massachusetts Investors Growth Stock Fund R6 Class - 06-CYT	1,333,758	4,437,998
MFS Mid Cap Growth Fund A Class - 06-365	1,174,340	3,879,882
MFS Mid Cap Growth Fund R6 Class - 06-GNF	16,235,398	16,368,021
MFS Mid Cap Value Fund R2 Class - 06-922	519,918	576,590
MFS Mid Cap Value Fund R3 Class - 06-891	478,299	1,661,395
MFS Mid Cap Value Fund R6 Class - 06-CYV	17,305,518	13,034,567
MFS Moderate Allocation Fund R2 Class - 06-077	41,735	758,549
MFS Moderate Allocation Fund R3 Class - 06-061	453,578	532,772

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
MFS New Discovery Fund R2 Class - 06-298	15,348	9,777
MFS New Discovery Fund R3 Class - 06-299	580,027	634,902
MFS Technology Fund R2 Class - 06-CMG	332,955	269,827
MFS Technology Fund R3 Class - 06-CMH	4,674	84,617
MFS Technology Fund R6 Class - 06-CYW	430,874	1,095,037
MFS Total Return Fund R6 Class - 06-3JR	323,621	14,471
MFS Utilities Fund R2 Class - 06-389	418,203	369,968
MFS Utilities Fund R3 Class - 06-388	70,724	73,506
MFS Utilities Fund R6 Class - 06-39X	5,455	105
MFS Value Fund A Class - 06-375	760,339	1,294,633
MFS Value Fund R6 Class - 06-CYX	14,244,294	22,627,258
Monteagle Opportunity Equity Fund Investor Class - 06-105	3	-
Nationwide Geneva SmCp Gr R6 Class - 06-47T	303,936	8,752
Neuberger Berman Emerging Markets Equity Fund A Class - 06-015	8,584	91,940
Neuberger Berman Emerging Markets Equity Fund R3 Class - 06-016	4,577	9,451
Neuberger Berman Focus Fund Advisor Class - 06-880	15,205	12,154
Neuberger Berman Intnsc Val R6 Class - 06-47J	153,099	5,984
Neuberger Berman Large Cap Value Fund Advisor Class - 06-900	418,685	114,834
Neuberger Berman Lg Cap Val R6 Class - 06-4XP	751,250	320,652
Neuberger Berman Small Cap Growth Fund A Class - 06-868	7,710	35,730
Neuberger Berman Small Cap Growth Fund Advisor Class - 06-895	12,100	103,597
Neuberger Berman Small Cap Growth Fund R3 Class - 06-867	21,538	57,419
Neuberger Berman Small Cap Growth Fund R6 Class - 06-3XP	1,597	1,418
Neuberger Berman Strat Inc R6 Class - 06-64R	223,726	3,344
Neuberger Berman Sustainable Equity Fund A Class - 06-CNY	-	19,157
Neuberger Berman Sustainable Equity Fund R3 Class - 06-CPC	67,592	122,010
Neuberger Berman Sustainable Equity Fund R6 Class - 06-3R7	284,310	136,339
North Square Multi Strategy Fund A Class - 06-839	190,635	13,346
North Square Oak Ridge Small Cap Growth Fund A Class - 06-629	7,333	19,582
Northern Small Cap Value Fund R Class - 06-492	63,760	824,667
Nuveen Mid Cap Growth Opportunities Fund A Class - 06-237	26,070	100,686
Nuveen Mid Cap Value Fund A Class - 06-234	190,134	99,897
Nuveen Mid Cap Value Fund R6 Class - 06-3JK	84,737	21,322
Nuveen Real Estate Securities Fund A Class - 06-324	80,078	75,159
Nuveen Real Estate Securities Fund R6 Class - 06-FYR	448,340	404,127
Nuveen Small Cap Select Fund A Class - 06-239	15,422	108
Nuveen Small Cap Value Fund A Class - 06-242	107,058	102,705
Nuveen Small Cap Value Fund R6 Class - 06-FYT	42,089	26,021
Parnassus Core Equity Fund Investor Class - 06-497	3,153,059	2,963,674
Parnassus Fund - 06-496	79,374	35,226
Parnassus Mid Cap Fund - 06-498	430,353	1,046,743
Pax Global Environmental Markets Fund Investor Class - 06-569	51,738	26,308
Pax Sustainable Alloc Inv Investor Class - 06-568	101,111	296,967
Payden Emerging Markets Bond Investor Class - 06-501	525	314
PGIM Day One 2020 Fund R6 Class - 06-44K	71,380	29,399
PGIM Day One 2025 Fund R6 Class - 06-44M	159,844	82,919
PGIM Day One 2030 Fund R6 Class - 06-44N	93,902	86,671
PGIM Day One 2035 Fund R6 Class - 06-44P	183,250	87,799
PGIM Day One 2040 Fund R6 Class - 06-44R	82,316	64,037
PGIM Day One 2045 Fund R6 Class - 06-44T	74,887	16,431
PGIM Day One 2050 Fund R6 Class - 06-44V	31,075	16,766
PGIM Day One 2055 Fund R6 Class - 06-44W	18,852	3,692
PGIM Day One 2060 Fund R6 Class - 06-44X	5,645	181
PGIM Day One Income Fund R6 Class - 06-44G	53	128
PGIM Global Real Estate Fund A Class - 06-531	33,176	66,859
PGIM Global Real Estate Fund R2 Class - 06-3FN	8,602	2,299
PGIM Global Real Estate Fund R4 Class - 06-3FP	95,883	18,280
PGIM Global Real Estate Fund R6 Class - 06-FCX	398,703	544,292
PGIM Global Real Estate Fund Z Class - 06-526	76,416	55,368
PGIM Global Total Return Fund R6 Class - 06-3XW	10,783,814	13,152,338

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
PGIM Global Total Return R4 Retirement Class - 06-6CF	145,791	8,515
PGIM High Yield Fund A Class - 06-533	476,396	1,118,818
PGIM High Yield Fund Z Class - 06-532	2,074,216	5,208,635
PGIM High-Yield Fund R2 Class - 06-3FH	41,102	7,939
PGIM High-Yield Fund R4 Class - 06-3FJ	205,507	284,615
PGIM High-Yield Fund R6 Class - 06-FCY	5,099,083	4,468,021
PGIM Jennison Financial Services Fund A Class - 06-456	48,627	92,369
PGIM Jennison Financial Services Fund Z Class - 06-457	33,394	127,263
PGIM Jennison Focused Growth Fund A Class - 06-079	6,821	103,694
PGIM Jennison Focused Growth Fund R6 Class - 06-GNJ	1,568,036	707,585
PGIM Jennison Focused Growth Fund Z Class - 06-063	1,157	1,180
PGIM Jennison Glbl Opps R6 Retirement Class - 06-4R9	149,294	12,936
PGIM Jennison Health Sciences Fund A Class - 06-458	23,544	195,716
PGIM Jennison Health Sciences Fund R6 Class - 06-FFC	7,455	48
PGIM Jennison Health Sciences Fund Z Class - 06-459	172,464	567,342
PGIM Jennison Mid Cap Growth Fund A Class - 06-461	111,096	584,721
PGIM Jennison Mid Cap Growth Fund R6 Class - 06-FFF	3,336,986	407,078
PGIM Jennison Mid Cap Growth Fund Z Class - 06-462	683,649	3,387,888
PGIM Jennison Natural Resources Fund A Class - 06-453	592,168	693,879
PGIM Jennison Natural Resources Fund R6 Class - 06-FFG	151,995	456,724
PGIM Jennison Natural Resources Fund Z Class - 06-454	15,517	30,207
PGIM Jennison Small Company Fund A Class - 06-589	62,205	60,669
PGIM Jennison Small Company Fund R2 Class - 06-3FR	2,474	10
PGIM Jennison Small Company Fund R4 Class - 06-3FW	11,033	34
PGIM Jennison Small Company Fund R6 Class - 06-GJN	159,440	76,978
PGIM Jennison Small Company Fund Z Class - 06-593	36,320	12,392
PGIM QMA Mid Cap Value Fund A Class - 06-080	101,114	255,868
PGIM QMA Mid Cap Value Fund R6 Class - 06-GCF	1,709	382
PGIM QMA Mid Cap Value Fund Z Class - 06-064	38,049	58,741
PGIM QMA Small-Cap Value Fund R6 Class - 06-GJP	46,778	11,636
PGIM Total Return Bond Fund A Class - 06-538	651,862	1,694,527
PGIM Total Return Bond Fund R2 Class - 06-3FK	20,640	27,100
PGIM Total Return Bond Fund R4 Class - 06-3FM	95,616	1,212,505
PGIM Total Return Bond Fund R6 Class - 06-FFH	15,813,022	19,410,520
PGIM Total Return Bond Fund Z Class - 06-537	2,243,719	4,741,293
PIMCO All Asset Fund Admin Class - 06-706	7,974	4,697
PIMCO All Asset Fund Institutional Class - 06-3FC	13,553	22,134
PIMCO All Asset Fund R Class - 06-017	169	36
PIMCO Commodity Real Return Strategy Fund Admin Class - 06-018	650,275	398,891
PIMCO Commodity Real Return Strategy Fund Inst Class - 06-GNG	288,749	91,146
PIMCO Commodity Real Return Strategy Fund R Class - 06-019	8,206	23,001
PIMCO High Yield Fund Admin Class - 06-760	190,584	953,391
PIMCO High Yield Fund Institutional Class - 06-FCJ	344,931	382,088
PIMCO High Yield Fund R Class - 06-705	104,285	211,097
PIMCO Income Fund Admin Class - 06-768	255,678	1,662,690
PIMCO Income Fund Institutional Class - 06-FCK	2,834,815	3,934,144
PIMCO Income Fund R Class - 06-769	408,464	377,838
PIMCO Intl Bond Fund (U.S. Dollar-Hedged) Inst Class - 06-3M	124,008	17,617
PIMCO Investment Grade Credit Bond Fund Admin Class - 06-CNN	-	1,571
PIMCO Investment Grade Credit Bond Fund Inst Class - 06-GNH	230,028	183,701
PIMCO RAE US Small Instl Class - 06-6JG	2,381	1
PIMCO Real Return Fund Admin Class - 06-707	432,303	2,405,841
PIMCO Real Return Fund Institutional Class - 06-FCM	3,280,413	3,309,716
PIMCO Real Return Fund R Class - 06-708	150,396	483,221
PIMCO RealPath Blend 2025 Inst Class - 06-49F	327,688	51,113
PIMCO RealPath Blend 2030 Inst Class - 06-49G	1,003,613	7,946
PIMCO RealPath Blend 2035 Inst Class - 06-49H	531,394	118,631
PIMCO RealPath Blend 2040 Inst Class - 06-49J	806,295	230,584
PIMCO RealPath Blend 2045 Inst Class - 06-49K	680,094	196,397
PIMCO RealPath Blend 2050 Inst Class - 06-49M	353,482	46,230

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
PIMCO RealPath Blend 2055 Inst Class - 06-49N	511,941	198,443
PIMCO RealPath Blend 2060 Inst Class - 06-6FF	109,019	17,530
PIMCO RealPath Blend Inc Instl Class - 06-49P	331,012	16,188
PIMCO STCKPLUS INSTL Institutional Class - 06-4K3	2,730	110,627
PIMCO STCKSPLUS SMALL INSTL Institutional Class - 06-4K4	21,741	76,564
PIMCO StocksPLUS International Fund (U.S. Dollar-Hedged) Inst Class - 06-3WR	78,316	100,769
PIMCO Total Return Fund Admin Class - 06-291	398,715	2,691,538
PIMCO Total Return Fund Institutional Class - 06-FCN	2,449,991	841,023
PIMCO Total Return Fund R Class - 06-680	502,378	1,248,793
Pioneer Bond Fund A Class - 06-834	2,217,458	2,274,646
Pioneer Bond Fund K Class - 06-FCP	18,334,406	14,891,850
Pioneer Bond Fund Y Class - 06-823	4,150,235	8,840,102
Pioneer Classic Balanced Fund N Class - 06-3WW	79,804	8,830
Pioneer Dynamic Credit Fund A Class - 06-022	850	1
Pioneer Equity Income Fund A Class - 06-327	341,797	1,134,456
Pioneer Equity Income Fund K Class - 06-FCR	2,703,623	3,133,939
Pioneer Equity Income Fund Y Class - 06-828	1,605,650	8,713,195
Pioneer Fund A Class - 06-833	801,066	279,211
Pioneer Fund VCT Portfolio I Class - 06-590	290,830	427,466
Pioneer Fundamental Growth Fund A Class - 06-628	241,157	256,805
Pioneer Fundamental Growth Fund K Class - 06-FCT	243,515	102,598
Pioneer Fundamental Growth Fund Y Class - 06-626	249,657	1,152,406
Pioneer Global Equity Fund A Class - 06-GGH	51,817	95,034
Pioneer Global Equity Fund Y Class - 06-GGJ	-	3
Pioneer High Yield Fund A Class - 06-837	65,484	52,926
Pioneer High Yield Fund Y Class - 06-829	2,265	2,720
Pioneer Mid Cap Value Fund A Class - 06-838	98,399	37,029
Pioneer Select Mid Cap Growth Fund A Class - 06-836	259,367	643,551
Pioneer Select Mid Cap Growth Fund K Class - 06-FCV	2,119,342	2,566,656
Pioneer Select Mid Cap Growth VCT Portfolio I Class - 06-591	908,563	2,740,184
Pioneer Strategic Income Fund A Class - 06-594	49,328	301,154
Pioneer Strategic Income Fund K Class - 06-FCW	141,794	442,561
Pioneer Strategic Income Fund Y Class - 06-CGG	46,968	142,385
Principal Bond Market Index Fund R3 Class - 06-FHX	29,263	38,777
Principal Core Fixed Inc R6 Class - 06-3JJ	17,712	29,226
Principal Global Real Estate Securities Fund R6 Class - 06-3JP	43,632	36,027
Principal International Equity Index Fund R3 Class - 06-CVG	29,761	30,247
Principal LargeCap Growth Fund R6 Class - 06-3JH	51,186	45,844
Principal MidCap R6 Retirement Class - 06-6H4	2,322,626	1,160,265
Principal MidCap S&P 400 Index Fund R3 Class - 06-FPW	450,500	482,143
Principal MidCap S&P 400 Index Fund R6 Class - 06-3RN	140,342	34,731
Principal Real Estate Securities Fund R6 Class - 06-3CP	32,122	35,148
Principal Small Cap S&P 500 Index R6 Class - 06-4TV	75,419	24,024
Principal SmallCap Growth Fund I R6 Class - 06-3RP	67,532	53,475
Principal SmallCap S&P 600 Index Fund R3 Class - 06-FPX	587,215	963,083
Putnam Dynamic Asset Allocation Balanced Fund R6 Class - 06-GNN	14,394	137,016
Putnam Dynamic Asset Allocation Conservative Fund R6 Class - 06-GNT	68	11,207
Putnam Dynamic Asset Allocation Growth Fund A Class - 06-GNW	923	1,018
Putnam Dynamic Asset Allocation Growth Fund R6 Class - 06-GNX	5,100	11,109
Putnam Growth Opportunities Fund A Class - 06-938	208,087	178,029
Putnam Growth Opportunities Fund R6 Class - 06-GCG	462,067	1,000,370
Putnam Growth Opportunities Fund Y Class - 06-899	776,799	928,737
Putnam Large Cap Value A Class - 06-FCG	1,362,504	333,269
Putnam Large Cap Value R6 Class - 06-36H	2,450,806	953,160
Putnam Large Cap Value Y Class - 06-FCF	512,226	383,402
Putnam Sustainable Future Fund R6 Class - 06-3XC	2,790	93
Putnam Sustainable Leaders Fund R6 Class - 06-3XG	72,220	1,124
Russell Emerging Markets Fund S Class - 06-747	3,372	2,321
Russell Equity Income Fund S Class - 06-742	273,848	99,216
Russell Global Equity Fund S Class - 06-736	432	3,077

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
Russell Global Real Estate Securities Fund R6 Class - 06-FFM	227,020	145,011
Russell Global Real Estate Securities Fund S Class - 06-739	44,806	196,218
Russell Investment Grade Bond Fund S Class - 06-738	29,440	38,558
Russell LifePoints Balanced Strategy Fund R1 Class - 06-659	116,872	317,633
Russell LifePoints Balanced Strategy Fund R5 Class - 06-665	324,581	1,077,204
Russell LifePoints Conservative Strategy Fund R1 Class - 06-661	2,738	11,535
Russell LifePoints Conservative Strategy Fund R5 Class - 06-655	4,430	217,916
Russell LifePoints Equity Growth Strategy Fund R1 Class - 06-662	52,938	22,322
Russell LifePoints Equity Growth Strategy Fund R5 Class - 06-675	34,575	320,363
Russell LifePoints Growth Strategy Fund R1 Class - 06-663	139,838	109,619
Russell LifePoints Growth Strategy Fund R5 Class - 06-670	29,589	536,879
Russell LifePoints Moderate Strategy Fund R1 Class - 06-664	19,991	41,279
Russell LifePoints Moderate Strategy Fund R5 Class - 06-660	18,954	341,586
Russell Short Duration Bond Fund S Class - 06-748	177,636	195,062
Russell Sustainable Equity Fund S Class - 06-744	145	55
Russell U.S. Small Cap Equity Fund R6 Class - 06-GCM	14,889	4,945
Russell U.S. Small Cap Equity Fund S Class - 06-749	8,922	13,284
State Street Equity 500 Index Admin Class - 06-225	26,341,810	75,611,568
State Street Equity 500 Index R Class - 06-167	4,092,683	9,548,897
State Street Target Retirement 2020 Fund K Class - 06-3TT	400	-
State Street Target Retirement 2025 Fund K Class - 06-3TV	3,461,036	37,153
State Street Target Retirement 2030 Fund K Class - 06-3TW	2,012,454	65,115
State Street Target Retirement 2035 Fund K Cl - 06-3VR	2,673,641	78,895
State Street Target Retirement 2040 Fund K Class - 06-3TY	1,330,631	23,716
State Street Target Retirement 2045 Fund K Class - 06-3V3	1,227,736	7,382
State Street Target Retirement 2050 Fund K Class - 06-3V4	972,344	8,141
State Street Target Retirement 2055 Fund K Class - 06-3V6	831,971	37,626
State Street Target Retirement 2060 Fund K Class - 06-3V7	410,951	7,586
State Street Target Retirement 2065 K Class - 06-64F	11,952	910
State Street Target Retirement Fund K Class - 06-3V9	1,768,128	113,227
T Rowe Price Capital Appr I Class - 06-4GM	29,218	17,606
T Rowe Price Div Mid Cap Gr Inst Class - 06-4TR	606,071	195,247
T Rowe Price Health Science I Class - 06-4GC	609,795	320,780
T Rowe Price Intl Discovery - 06-63M	821,061	109,544
T Rowe Price Ret 2065 Adv Class - 06-63R	139,635	48,871
T Rowe Price Ret 2065 Inst Class - 06-64G	435,934	75,430
T Rowe Price Ret 2065 R Class - 06-63W	47,334	15,217
T Rowe Price Value I Class - 06-4GV	4,673,396	4,913,595
T. Rowe Price Blue Chip Growth Fund I Class - 06-FFN	8,459,632	49,518,298
T. Rowe Price Blue Chip Growth Fund R Class - 06-720	2,284,022	5,335,667
T. Rowe Price Dividend Growth Fund I Class - 06-3W9	693,391	148,499
T. Rowe Price Equity Income Fund I Class - 06-FFP	329,633	160,586
T. Rowe Price Equity Income Fund R Class - 06-775	108,438	1,415,823
T. Rowe Price Equity Income Portfolio - 06-580	1,823,254	9,636,113
T. Rowe Price European Stock Fund - 06-755	224	655
T. Rowe Price Financial Services Fund I Class - 06-GPC	67,947	75,098
T. Rowe Price Growth Stock Fund Advisor Class - 06-308	1,848,417	12,298,390
T. Rowe Price Growth Stock Fund I Class - 06-FFR	8,723,510	7,204,742
T. Rowe Price Growth Stock Fund R Class - 06-780	262,501	1,360,443
T. Rowe Price International Stock Fund R Class - 06-715	56,236	18,720
T. Rowe Price International Value Equity Fund Advisor Class - 06-309	24,066	75,295
T. Rowe Price International Value Equity Fund I Class - 06-FFT	223,036	200,771
T. Rowe Price International Value Equity Fund R Class - 06-795	62,400	110,816
T. Rowe Price Mid-Cap Growth Fund I Class - 06-FFV	4,588,092	2,933,542
T. Rowe Price Mid-Cap Growth Fund R Class - 06-790	746,332	1,400,762
T. Rowe Price Mid-Cap Value Fund Advisor Class - 06-311	31,392	11,605
T. Rowe Price Mid-Cap Value Fund I Class - 06-FFW	3,003,165	1,265,473
T. Rowe Price Mid-Cap Value Fund R Class - 06-785	81,885	112,678
T. Rowe Price New Horizons Fund IS Class - 06-3XK	540,449	276,452
T. Rowe Price Overseas Stock Fund I Class - 06-3RR	1,221,664	162,011

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
T. Rowe Price Retirement 2005 Fund Advisor Class - 06-573	41,986	418,317
T. Rowe Price Retirement 2005 Fund I Class - 06-GCN	576,510	208,230
T. Rowe Price Retirement 2005 Fund R Class - 06-576	42,939	221,727
T. Rowe Price Retirement 2010 Fund Advisor Class - 06-574	119,040	82,998
T. Rowe Price Retirement 2010 Fund I Class - 06-GCP	353,808	349,557
T. Rowe Price Retirement 2010 Fund R Class - 06-579	258,362	549,557
T. Rowe Price Retirement 2015 Fund Advisor Class - 06-774	145,428	1,741,940
T. Rowe Price Retirement 2015 Fund I Class - 06-FFY	1,895,031	1,628,587
T. Rowe Price Retirement 2015 Fund R Class - 06-776	129,011	895,522
T. Rowe Price Retirement 2020 Fund Advisor Class - 06-777	370,713	3,157,351
T. Rowe Price Retirement 2020 Fund I Class - 06-FGF	3,029,140	4,638,726
T. Rowe Price Retirement 2020 Fund R Class - 06-778	727,304	3,313,368
T. Rowe Price Retirement 2025 Fund Advisor Class - 06-779	1,281,944	5,332,700
T. Rowe Price Retirement 2025 Fund I Class - 06-FGG	7,025,582	8,529,618
T. Rowe Price Retirement 2025 Fund R Class - 06-781	897,845	5,238,189
T. Rowe Price Retirement 2030 Fund Advisor Class - 06-782	1,977,205	5,686,462
T. Rowe Price Retirement 2030 Fund I Class - 06-FGH	7,385,403	7,773,616
T. Rowe Price Retirement 2030 Fund R Class - 06-783	1,886,580	6,201,421
T. Rowe Price Retirement 2035 Fund Advisor Class - 06-784	1,977,489	6,006,107
T. Rowe Price Retirement 2035 Fund I Class - 06-FGJ	6,302,617	5,637,716
T. Rowe Price Retirement 2035 Fund R Class - 06-786	1,148,298	4,085,169
T. Rowe Price Retirement 2040 Fund Advisor Class - 06-787	1,083,970	4,728,226
T. Rowe Price Retirement 2040 Fund I Class - 06-FGK	8,416,516	7,067,131
T. Rowe Price Retirement 2040 Fund R Class - 06-789	996,410	3,300,687
T. Rowe Price Retirement 2045 Fund Advisor Class - 06-791	1,696,881	4,001,141
T. Rowe Price Retirement 2045 Fund I Class - 06-FGM	6,952,990	4,868,245
T. Rowe Price Retirement 2045 Fund R Class - 06-792	1,063,328	2,716,562
T. Rowe Price Retirement 2050 Fund Advisor Class - 06-793	1,272,061	2,835,686
T. Rowe Price Retirement 2050 Fund I Class - 06-FGN	6,012,653	5,036,526
T. Rowe Price Retirement 2050 Fund R Class - 06-794	791,429	2,897,886
T. Rowe Price Retirement 2055 Fund Advisor Class - 06-796	1,043,563	2,113,570
T. Rowe Price Retirement 2055 Fund I Class - 06-FGP	4,262,655	3,292,175
T. Rowe Price Retirement 2055 Fund R Class - 06-797	663,519	1,214,004
T. Rowe Price Retirement 2060 Fund Advisor Class - 06-CMP	879,523	1,691,843
T. Rowe Price Retirement 2060 Fund I Class - 06-FGR	3,500,138	1,397,462
T. Rowe Price Retirement 2060 Fund R Class - 06-CMR	480,939	544,948
T. Rowe Price Retirement Balanced I Fund Advisor Class - 06-798	134,368	206,983
T. Rowe Price Retirement Balanced I Fund I Class - 06-FFX	138,096	446,611
T. Rowe Price Retirement Balanced I Fund R Class - 06-799	118,709	204,994
Templeton Foreign Fund A Class - 06-312	44,067	43,468
Templeton Foreign Fund R Class - 06-920	67,446	96,955
Templeton Foreign Fund R6 Class - 06-GCR	1,521	44,541
Templeton Global Bond Fund A Class - 06-886	57,281	563,577
Templeton Global Bond Fund Advisor Class - 06-CNH	51	38
Templeton Global Bond Fund R Class - 06-887	288,022	341,013
Templeton Global Bond Fund R6 Class - 06-FGT	42,898	187,564
Templeton Growth Fund A Class - 06-313	10,278	2,614
Templeton Growth Fund R Class - 06-925	162	38,913
Templeton International Bond Fund A Class - 06-CHN	113,843	71,481
The Hartford Balanced Income Fund R6 Class - 06-3P9	110,583	184,928
The Hartford Dividend and Growth Fund R6 Class - 06-3NY	1,172,766	296,673
The Hartford International Opportunities Fund R6 Class - 06-3F7	1,400,216	808,922
The Hartford MidCap Fund R3 Class - 06-39R	5,578	24,313
The Hartford MidCap Fund R4 Class - 06-39P	4,702	27,693
The Hartford MidCap Fund R6 Class - 06-39T	105,795	122,513
The Hartford Total Return Bond Fund R6 Class - 06-3P6	25,055	7,506
The Hartford World Bond Fund R4 Class - 06-3YH	193,334	923,503
Thornburg Developing World R6 Class - 06-4GW	129,381	63,317
Thornburg International Value Fund R3 Class - 06-990	236,997	813,318
Thornburg International Value Fund R5 Class - 06-316	1,472,297	2,168,646
Thornburg International Value Fund R6 Class - 06-GPF	288,048	50,672
Thornburg Investment Income Builder Fund R3 Class - 06-987	7,779	251,765
Thornburg Investment Income Builder Fund R5 Class - 06-986	20,910	18,687
Thornburg Limited Term Income Fund R3 Class - 06-995	2,922,661	2,417,016
Thornburg Limited Term Income Fund R5 Class - 06-953	3,896,718	6,148,899
Thornburg Limited Term Income Fund R6 Class - 06-GCV	14,844,312	14,496,034
Thornburg Limited Term U.S. Government Fund R3 Class - 06-104	12,789	200,724
Thornburg Smid Growth R3 Class - 06-985	36,356	45,168

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
Thornburg Smid Growth R5 Class - 06-314	31,931	60,324
Thornburg Strategic Income R6 Class - 06-4XJ	5,387,564	8,914,973
Thornburg Value Fund R3 Class - 06-109	7,504	11,042
TIAA CREF Intl Opps Retl Adv Class - 06-6J9	32,239	74
TIAA-CREF Bond Index Fund Institutional Class - 06-FGV	749,808	960,798
TIAA-CREF Bond Index Fund Retirement Class - 06-434	731,976	1,184,683
TIAA-CREF Bond Plus Fund Institutional Class - 06-3F4	85,190	97,865
TIAA-CREF Bond Plus Fund Retirement Class - 06-939	60,404	76,711
TIAA-CREF Core Impact Bd Institutional Class - 06-GCW	582,169	620,933
TIAA-CREF Core Impact Bd R Class - 06-CNK	5,242	2,551
TIAA-CREF Emerging Markets Equity Index Fund Retirement Class - 06-020	206,868	438,147
TIAA-CREF Growth & Income Fund Institutional Class - 06-FGW	57,360	23,093
TIAA-CREF Growth & Income Fund Retirement Class - 06-433	431,459	509,146
TIAA-CREF International Equity Index Fund Institutional Class - 06-FGX	2,169,461	2,477,928
TIAA-CREF International Equity Index fund Retirement Class - 06-428	1,049,347	2,032,442
TIAA-CREF Large-Cap Growth Fund Retirement Class - 06-942	118,012	453,479
TIAA-CREF Large-Cap Growth Index Fund Institutional Class - 06-FGY	4,401,584	5,335,586
TIAA-CREF Large-Cap Growth Index Fund Retirement Class - 06-431	2,620,895	3,845,864
TIAA-CREF Large-Cap Value Fund Retirement Class - 06-943	49	68
TIAA-CREF Large-Cap Value Index Fund Institutional Class - 06-FHC	3,266,356	2,131,336
TIAA-CREF Large-Cap Value Index Fund Retirement Class - 06-42	1,013,333	3,256,432
TIAA-CREF Lifecycle 2025 Fund Institutional Class - 06-36N	15,001	1,052
TIAA-CREF Lifecycle 2030 Fund Institutional Class - 06-36P	21,474	186,313
TIAA-CREF Lifecycle 2035 Fund Institutional Class - 06-36R	51,673	368,878
TIAA-CREF Lifecycle 2040 Fund Institutional Class - 06-36T	31,583	58,895
TIAA-CREF Lifecycle 2045 Fund Institutional Class - 06-36V	12,752	29,972
TIAA-CREF Lifecycle 2050 Fund Institutional Class - 06-36W	29,873	40,407
TIAA-CREF Lifecycle 2055 Fund Institutional Class - 06-37C	13,381	6,803
TIAA-CREF Lifecycle 2060 Fund Institutional Class - 06-36Y	5,412	4,575
TIAA-CREF Lifecycle 2065 Instl Class - 06-64H	1,591	1,572
TIAA-CREF Lifecycle Idx 2065 Inst Class - 06-4XR	1,544,965	209,373
TIAA-CREF Lifecycle Idx 2065 R Class - 06-4XT	604,885	89,817
TIAA-CREF Lifecycle Index 2010 Fund Institutional Class - 06-FH	3,945,740	3,125,639
TIAA-CREF Lifecycle Index 2010 Fund Retirement Class - 06-03	929,579	1,944,668
TIAA-CREF Lifecycle Index 2015 Fund Institutional Class - 06-FHG	3,381,199	4,988,053
TIAA-CREF Lifecycle Index 2015 Fund Retirement Class - 06-03	775,006	2,993,037
TIAA-CREF Lifecycle Index 2020 Fund Institutional Class - 06-FHH	8,627,606	20,280,455
TIAA-CREF Lifecycle Index 2020 Fund Retirement Class - 06-03	3,055,981	12,380,239
TIAA-CREF Lifecycle Index 2025 Fund Institutional Class - 06-FH	20,324,592	23,965,287
TIAA-CREF Lifecycle Index 2025 Fund Retirement Class - 06-03	8,429,586	18,060,624
TIAA-CREF Lifecycle Index 2030 Fund Institutional Class - 06-FHK	22,747,098	21,944,835
TIAA-CREF Lifecycle Index 2030 Fund Retirement Class - 06-03	8,757,983	16,199,364
TIAA-CREF Lifecycle Index 2035 Fund Institutional Class - 06-FHM	25,244,683	16,849,699
TIAA-CREF Lifecycle Index 2035 Fund Retirement Class - 06-03	8,604,484	14,725,533
TIAA-CREF Lifecycle Index 2040 Fund Institutional Class - 06-FHN	22,135,217	15,694,015
TIAA-CREF Lifecycle Index 2040 Fund Retirement Class - 06-03	7,391,219	12,395,455
TIAA-CREF Lifecycle Index 2045 Fund Institutional Class - 06-FHP	20,515,935	12,063,576
TIAA-CREF Lifecycle Index 2045 Fund Retirement Class - 06-03	6,743,463	7,976,446
TIAA-CREF Lifecycle Index 2050 Fund Institutional Class - 06-FHR	20,404,029	12,321,077
TIAA-CREF Lifecycle Index 2050 Fund Retirement Class - 06-04	7,273,241	9,756,573
TIAA-CREF Lifecycle Index 2055 Fund Institutional Class - 06-FHT	15,135,086	7,426,916
TIAA-CREF Lifecycle Index 2055 Fund Retirement Class - 06-04	6,113,070	6,325,934
TIAA-CREF Lifecycle Index 2060 Fund Institutional Class - 06-FHV	10,487,619	4,277,065
TIAA-CREF Lifecycle Index 2060 Fund Retirement Class - 06-CMV	4,420,925	2,770,531
TIAA-CREF Lifecycle Index Retirement Income Fund Institutional Class - 06-FHW	1,928,207	1,567,516
TIAA-CREF Lifecycle Index Retirement Income Fund Retirement Class - 06-04	172,420	1,671,430
TIAA-CREF Lifecycle Retirement Income Fund Inst Class - 06-36X	238	17,296
TIAA-CREF Lifestyle Aggressive Growth Fund Institutional Class - 06-3CK	94,301	186,851
TIAA-CREF Lifestyle Conservative Fund Institutional Class - 06-3CG	12,097	282,878
TIAA-CREF Lifestyle Growth Fund Institutional Class - 06-3C	40,347	59,318
TIAA-CREF Lifestyle Moderate Fund Institutional Class - 06-3CH	34,060	111,426
TIAA-CREF Mid-Cap Growth Fund Retirement Class - 06-944	110,827	84,375
TIAA-CREF Real Estate Securities Fund Institutional Class - 06-3MH	333,949	184,532
TIAA-CREF Social Choice Equity Fund Institutional Class - 06-GCX	1,476,030	1,211,261
TIAA-CREF Social Choice Equity Fund Retirement Class - 06-432	309,405	251,329
TIAA-CREF Social Choice International Equity Fund Institutional Class - 06-GCY	165,128	10,284
Timothy Plan Conservative Growth Fund A Class - 06-339	29,436	119,180
Timothy Plan Strategic Growth Fund A Class - 06-341	3,026	6,281

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
Touchstone Flexible Income Fund A Class - 06-703	15,122	15,980
Touchstone Focused Fund A Class - 06-619	5,979	390,720
Touchstone Focused Fund Y Class - 06-624	3,692	32,776
Touchstone Growth Opportunities Fund A Class - 06-699	1	3,307
Touchstone Mid Cap Growth Fund Institutional Class - 06-GPJ	897	538
Touchstone Sustainability and Impact Equity Fund A Class - 06-701	1,976	3,042
Touchstone Value Fund A Class - 06-702	1,151	15,379
TRowe Price Global Alloc I Class - 06-47W	6,140	12,620
USAA Intermediate Term Bond Fund R6 Class - 06-4NT	4,699	305
Vanguard 500 Index Fund Admiral Class - 06-FHY	34,851,377	35,289,429
Vanguard Balanced Index Fund Admiral Class - 06-FJC	807,548	992,742
Vanguard Developed Markets Index Fund Admiral Class - 06-FJF	2,550,880	2,353,431
Vanguard Dividend Growth Fund Investor Shares Inv Class - 06-4CY	532,695	345,996
Vanguard Emerging Markets Stock Index Fund Admiral Class - 06-FJG	877,765	500,959
Vanguard Energy Fund Admiral Class - 06-FJH	640,773	260,492
Vanguard Equity Income Fund Admiral Class - 06-FJ	15,464,186	7,039,318
Vanguard European Stock Index Fund Inst Class - 06-4PP	4,852	2,975
Vanguard Explorer Fund Admiral Class - 06-FJK	8,495,172	3,659,279
Vanguard Extended Market Index Fund Admiral Class - 06-FJM	758,769	726,146
Vanguard Financials Idx Admiral Class - 06-4G7	3,274	793
Vanguard FTSE All-World ex-US Index Fund Admiral Class - 06-3CC	84,040	8,182
Vanguard FTSE Social Index Fund Admiral Class - 06-3WM	424,165	155,765
Vanguard GNMA Fund Admiral Class - 06-GFM	164,276	434,625
Vanguard Growth and Inc Adm Inst Class - 06-4MV	1,661,762	852,388
Vanguard Growth Index Fund Admiral Class - 06-FJN	5,750,789	3,540,808
Vanguard Health Care Fund Admiral Class - 06-FJP	120,259	304,176
Vanguard Health Care Idx Adm Inst Class - 06-4MW	543,566	201,419
Vanguard High Div Yld Idx Adm Inst Class - 06-4MX	159	-
Vanguard High-Yield Corporate Fund Admiral Class - 06-FJR	2,504,553	1,875,614
Vanguard Inflation-Protected Securities Fund Admiral Class - 06-GFC	1,396,969	752,940
Vanguard Info Tech Idx Admiral Class - 06-4G9	5,336,008	2,514,018
Vanguard Intermediate-Term Bond Index Fund Admiral Class - 06-FJT	2,720,416	1,805,845
Vanguard Intermediate-Term Investment-Grade Fund Admiral Class - 06-FJV	936,919	123,833
Vanguard Intermediate-Term Treasury Fund Admiral Class - 06-FJW	446,871	515,114
Vanguard Intermediate-Term Treasury Index Fund Admiral Class - 06-3C	177,091	24,953
Vanguard International Growth Fund Admiral Class - 06-3F6	8,169,118	3,742,306
Vanguard Intl Value Inv Class - 06-4XG	74,328	38,488
Vanguard LifeStrategy Conservative Growth Fund Investor Class - 06-FJX	839,557	360,589
Vanguard LifeStrategy Growth Fund Investor Class - 06-FJY	2,384,014	1,496,778
Vanguard LifeStrategy Income Fund Investor Class - 06-FKC	84,373	26,276
Vanguard LifeStrategy Moderate Growth Fund Investor Class - 06-FKF	1,896,479	4,718,828
Vanguard Long-Term Investment-Grade Fund Admiral Class - 06-GJY	21,899	23,284
Vanguard Materials Index Fund Admiral Class - 06-FKG	97,017	44,325
Vanguard Mid-Cap Growth Fund Investor Class - 06-FKH	840,524	457,001
Vanguard Mid-Cap Growth Index Fund Admiral Class - 06-3YP	4,146,395	2,616,143
Vanguard Mid-Cap Index Fund Admiral Class - 06-FKJ	12,116,724	11,163,926
Vanguard Mid-Cap Value Index Fund Admiral Class - 06-3YN	1,867,131	1,306,161
Vanguard REIT Index Fund Admiral Class - 06-FKK	2,136,753	929,743
Vanguard Selected Value Fund Investor Class - 06-FKM	701,882	557,972
Vanguard Short Term Federal Fund Investor Class - 06-305	82,614	125,027
Vanguard Short-Term Inv Gr Adm Inst Class - 06-4N9	1,896,436	801,247
Vanguard Short-Term Treasury Fund Inst Class - 06-4PR	2,762	16,751
Vanguard Small-Cap Growth Index Fund Admiral Class - 06-FKP	1,630,882	1,422,644
Vanguard Small-Cap Index Fund Admiral Class - 06-FKR	12,400,964	9,045,455
Vanguard Small-Cap Value Index Fund Admiral Class - 06-FKN	2,273,345	967,783
Vanguard Strategic Equity Inv Inv Class - 06-4MY	72,814	57,548
Vanguard Target Retirement 2020 Fund Investor Class - 06-FKW	5,986,020	5,000,414
Vanguard Target Retirement 2025 Fund Investor Class - 06-FKX	10,319,954	6,894,153
Vanguard Target Retirement 2030 Fund Investor Class - 06-FKY	11,030,064	4,738,110
Vanguard Target Retirement 2035 Fund Investor Class - 06-FMC	14,261,819	7,230,194
Vanguard Target Retirement 2040 Fund Investor Class - 06-FMF	14,464,238	6,493,489
Vanguard Target Retirement 2045 Fund Investor Class - 06-FMG	16,117,859	7,861,075
Vanguard Target Retirement 2050 Fund Investor Class - 06-FMH	13,025,800	5,784,919
Vanguard Target Retirement 2055 Fund Investor Class - 06-FMJ	10,285,737	4,932,113
Vanguard Target Retirement 2060 Fund Investor Class - 06-FMK	4,432,954	2,102,356
Vanguard Target Retirement 2065 Fund Investor Class - 06-34V	978,527	428,973

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
Vanguard Target Retirement Income Fund Investor Class - 06-FMM	4,073,646	1,139,488
Vanguard Total Bond Market Index Fund Admiral Class - 06-FMN	11,884,956	11,252,741
Vanguard Total International Bond Index Fund Admiral Class - 06-FMP	108,186	218,724
Vanguard Total International Stock Index Fund Admiral Class - 06-FMR	23,932,148	22,408,542
Vanguard Total Stock Market Index Fund Admiral Class - 06-FMT	4,220,736	2,896,040
Vanguard U.S Growth Fund Admiral Class - 06-FMV	10,358,688	7,556,768
Vanguard Utilities Idx Adm Inst Class - 06-4N7	19,382	2,324
Vanguard Value Index Fund Admiral Class - 06-FMW	3,483,521	1,316,478
Vanguard VIF Small Company Growth Portfolio - 06-119	3,411,824	17,189,245
Vanguard Wellesley Income Fund Admiral Class - 06-GCT	159,386	54,354
Vanguard Wellington Fund Admiral Class - 06-GFF	189,270	238,119
Vanguard Windsor II Admiral Inst Class - 06-4V3	5,410,307	2,899,940
Victory Integrity Mid-Cap Value Fund R6 Class - 06-3RF	15,023	9,101
Victory Integrity Small-Cap Value Fund R6 Class - 06-3JN	3,499	1,599
Victory RS Small Cap Growth Fund R6 Class - 06-33C	21,938	166,261
Victory Sycamore Established Value Fund A Class - 06-581	915,894	1,379,445
Victory Sycamore Established Value Fund R Class - 06-583	181,276	527,349
Victory Sycamore Established Value Fund R6 Class - 06-FMX	1,489,453	1,176,389
Victory Sycamore Small Company Opportunity Fund A Class - 06-58	338,415	561,017
Victory Sycamore Small Company Opportunity Fund R Class - 06-58	104,401	198,587
Victory Sycamore Small Company Opportunity Fund R6 Class - 06-FMY	32,902	4,996
Victory Trivalent International Small-Cap Fund R6 Class - 06-GFH	63,880	41,456
Virtus AllianzGI Small Cap R6 Class - 06-3YT	9,290	110
Virtus Ceredex Large Cap Value Equity Fund A Class - 06-804	97,682	474,157
Virtus Ceredex Large Cap Value Equity Fund Institutional Class - 06-803	193,788	1,878,366
Virtus Ceredex Large Cap Value Equity Fund R6 Class - 06-FFJ	2,556,807	2,115,653
Virtus Ceredex Mid-Cap Value Equity Fund A Class - 06-807	20,997	81,149
Virtus Ceredex Mid-Cap Value Equity Fund Institutional Class - 06-806	92,947	126,995
Virtus Ceredex Mid-Cap Value Equity Fund R6 Class - 06-FFK	344,979	927,667
Virtus Ceredex Small Cap Value Equity Fund A Class - 06-809	3	4
Virtus Ceredex Small Cap Value Equity Fund Institutional Class - 06-808	1	58
Virtus NFJ Dividend Value A Class - 06-4WJ	13,961	17,403
Virtus NFJ Dividend Value Fund Administrative Class - 06-202	216	920
Virtus NFJ Mid-Cap Value A Class - 06-4WK	8,725	47,319
Virtus NFJ Mid-Cap Value Fund Administrative Class - 06-765	44,650	262,099
Virtus NFJ Small-Cap Value A Class - 06-4WM	70,713	499,274
Virtus NFJ Small-Cap Value Fund Administrative Class - 06-231	254,225	4,630,013
Virtus NFJ Small-Cap Value Fund R6 Class - 06-CPJ	1	20
Virtus Seix High Income Fund A Class - 06-801	2,155	12,995
Virtus Seix Total Return Bond Fund A Class - 06-811	6,183	6,255
Western Asset Core Plus Bond Fund FI Class - 06-713	40,438	110,677
Western Asset Core Plus Bond Fund IS Class - 06-GFJ	5,378,145	3,190,506
Western Asset Core Plus Bond Fund R Class - 06-718	8,272	48,247
Total	$1,953,072,700	$2,154,776,439

5. Indemnifications

In the normal course of business, AUL enters into contracts with its vendors and others that provide for general indemnifications. The Variable Account's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Variable Account. However, based on experience, the Variable Account expects the likelihood of loss to be remote.

6. Subsequent Events

Management has evaluated the impact of all subsequent events through April 24, 2023, the date the financials were available to be issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements

American United Life Insurance Company

(A wholly-owned subsidiary of OneAmerica Financial Partners, Inc.)

Report of Independent Auditors on Statutory Financial Statements and Supplemental Schedules

December 31, 2022 and 2021

Report of Independent Auditors

To the Board of Directors of American United Life Insurance Company

Opinions

We have audited the accompanying statutory financial statements of American United Life Insurance Company (the "Company"), which comprise the statutory statements of admitted assets, liabilities and surplus as of December 31, 2022 and 2021, and the related statutory statements of operations, of changes in surplus, and of cash flows for the years then ended, including the related notes (collectively referred to as the "financial statements").

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2022 and 2021, or the results of its operations or its cash flows for the years then ended.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors' Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Indiana Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America are material.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

PricewaterhouseCoopers LLP, 101 West Washington Street, Suite 1300, Indianapolis, Indiana 46204

T: (317) 222 2202, www.pwc.com/us

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors' Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors' report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●	Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, no such opinion is expressed.

●	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

2

Supplemental Information

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The supplemental schedule of assets and liabilities, summary investment schedule, schedule of investment risk interrogatories and schedule of reinsurance disclosures (collectively referred to as the "supplemental schedules") of the Company as of December 31, 2022 and for the year then ended are presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

Indianapolis, Indiana

April 12, 2023

3

American United Life Insurance Company

Statutory Statements of Admitted Assets, Liabilities and Surplus

December 31, 2022 and 2021

(In thousands)

	2022	2021

Admitted assets
Bonds, at amortized cost (market value of $9,847,860 and $13,712,472)	$11,064,505	$12,811,094
Stocks
Preferred, at cost (market value of $1,984 and $2,130)	2,000	2,000
Common
Affiliated (cost of $964 and $967)	6,894	3,073
Unaffiliated (cost of $76,259 and $75,286)	78,045	76,370
Mortgage loans	2,428,351	2,479,820
Real estate	88,686	89,838
Other invested assets	498,696	370,888
Securities lending reinvested collateral	386,547	610,406
Derivatives	5,709	63,620
Contract loans	539,734	489,729
Cash and cash equivalents (market value of ($17,182) and $72,329)	(17,182)	72,329
Total cash and invested assets	15,081,985	17,069,167
Other
Premiums deferred and uncollected	91,521	88,469
Reinsurance receivables	51,792	37,082
Investment income due and accrued	119,872	122,377
Federal income tax recoverable	20,313	12,462
Net deferred tax asset	108,795	87,666
Corporate owned life insurance	477,221	496,481
Other assets	36,786	24,382
Separate account assets	16,992,189	21,110,020
Total admitted assets	$32,980,474	$39,048,106

The accompanying notes are an integral part of these statutory financial statements.

4

American United Life Insurance Company

Statutory Statements of Admitted Assets, Liabilities and Surplus, continued

December 31, 2022 and 2021

(In thousands, except share amounts)

	2022	2021

Liabilities and surplus
Policy reserves
Life reserves	$3,170,590	$2,952,686
Annuity reserves	8,500,721	10,360,846
Accident and health reserves	249,283	243,518
Other reserves	68,961	74,894
	11,989,555	13,631,944
Policy and contract liabilities
Policy claims in process of settlement	67,826	84,012
Policy dividends payable	28,589	24,246
Deposit-type contracts	1,821,535	1,599,315
Other policy and contract liabilities	5,972	14,201
	1,923,922	1,721,774
General liabilities and other reserves
Accrued commissions and general expenses	173,280	163,150
Taxes, licenses and fees	5,990	6,198
Transfers from separate accounts, due or accrued	(11,377)	(5,930)
Asset valuation reserve	187,267	178,425
Interest maintenance reserve	-	47,099
Pension liability	-	12,803
Payable for securities lending	386,547	610,406
Derivatives	1,462	47,217
Other liabilities	137,312	153,989
Separate account liabilities	16,992,189	21,110,020
	17,872,670	22,323,377
Total liabilities	31,786,147	37,677,095

Common capital stock, $100 par value, authorized 50,000 shares; issued and outstanding 50,000 shares	5,000	5,000
Surplus notes	75,000	75,000
Gross paid in and contributed surplus	369,250	369,250
Unassigned surplus	745,077	921,761
Total surplus	1,194,327	1,371,011
Total liabilities and surplus	$32,980,474	$39,048,106

The accompanying notes are an integral part of these statutory financial statements.

5

American United Life Insurance Company

Statutory Statements of Operations

Years Ended December 31, 2022 and 2021

(In thousands)

	2022	2021
Premium and other income
Life and annuities	$4,759,020	$4,840,961
Accident and health	164,270	166,064
Net investment income	575,721	619,631
Amortization of interest maintenance reserve	2,169	3,610
Ceding commissions, expense allowances and reserve adjustments	76,229	52,790
Transfer of reserves under coinsurance assumed agreement	-	412,050
Ceding commission received under coinsurance assumed agreement	-	31,427
Other income	116,341	268,860
	5,693,750	6,395,393
Benefits and expenses
Death benefits	190,130	229,495
Accident and health and disability benefits	100,079	105,318
Annuity benefits	193,417	179,625
Surrender benefits and other fund withdrawals	3,992,216	4,448,602
Other benefits	17,983	94,941
Increase (decrease) in policy reserves	(1,644,753)	1,016,048
Separate account transfers	(179,676)	(332,395)
General expenses	402,264	330,897
Commissions and service fees	193,608	192,918
Taxes, licenses and fees	30,568	30,296
Deferred gain under coinsurance assumed agreement	-	24,827
Transfer of reserves under coinsurance ceded agreement	2,478,645	-
Reinsurance transaction expense	17,938	-
Other	2,463	(1,190)
	5,794,882	6,319,382
Net gain (loss) from operations before dividends to policyholders, federal income taxes, and net realized capital gains (losses)	(101,132)	76,011

Dividends to policyholders	28,393	25,821
Federal income tax expense (benefit)	(11,756)	10,794
Net gain (loss) from operations before net realized capital gains (losses)	(117,769)	39,396

Net realized capital gains (losses), net of federal income tax benefit of ($2,552) and ($2,322), and net transfers of capital gains (losses) to the interest maintenance reserve of ($4,622) and $485, in 2022 and 2021, respectively	(6,563)	(575)
Net income (loss)	$(124,332)	$38,821

The accompanying notes are an integral part of these statutory financial statements.

6

American United Life Insurance Company

Statutory Statements of Changes in Surplus

Years Ended December 31, 2022 and 2021

(In thousands)

	2022	2021
Surplus, beginning of year	$1,371,011	$1,323,066

Net income (loss)	(124,332)	38,821
Change in unrealized gains and losses	(6,106)	30,924
Change in net deferred income tax	39,441	18,441
Change in net unrealized gain (loss) on foreign exchange	6,271	2,172
Change in asset valuation reserve	(8,842)	(42,961)
Change in nonadmitted assets	(58,916)	(26,769)
Change in surplus as a result of reinsurance	(8,635)	17,488
Change in pension liability	17,651	4,236
Dividends to shareholders	(30,000)	(6,000)
Prior period reserve adjustment	(1,903)	7,630
Prior period tax expense adjustment	-	3,963
Other	(1,313)	-
Surplus, end of year	$1,194,327	$1,371,011

The accompanying notes are an integral part of these statutory financial statements.

7

American United Life Insurance Company

Statutory Statements of Cash Flow

Years Ended December 31, 2022 and 2021

(In thousands)

	2022	2021
Cash from operations
Premiums and other policy considerations	$4,917,988	$5,007,769
Investment income	577,202	626,575
Other income	162,388	265,879
	5,657,578	5,900,223

Benefits and separate account transfers	4,409,834	4,717,761
Commissions and general expenses	679,635	529,223
Federal income taxes including ($7,174) and ($1,837) for 2022 and 2021 on capital gains (losses)	(11,079)	11,615
Dividends to policyholders	24,049	30,489
	5,102,439	5,289,088
Net cash provided from operations	555,139	611,135

Cash from investments
Proceeds from investments sold, redeemed or matured
Bonds	1,364,964	2,471,559
Stocks	11,328	7,452
Mortgage loans	326,756	275,713
Miscellaneous proceeds	274,174	143,128
	1,977,222	2,897,852

Cost of investments acquired
Bonds	2,097,419	2,636,150
Stocks	12,301	-
Mortgage loans	275,256	347,434
Real estate	5,215	7,034
Other invested assets	193,550	202,840
	2,583,741	3,193,458
Increase in contract loans	65,246	28,139
Net cash used from investments	(671,763)	(323,745)

Cash from financing and miscellaneous sources
Paid in surplus	-	-
Net deposits on deposit-type contracts	293,720	(287,101)
Dividends to shareholders	(30,000)	(6,000)
Other (uses) sources	(236,607)	(122,866)
Net cash provided (used) from financing and miscellaneous sources	27,113	(415,967)
Net change in cash	(89,511)	(128,577)
Cash and cash equivalents, beginning of year	72,329	200,906

Cash and cash equivalents, end of year	$(17,182)	$72,329

Supplemental disclosures for non-cash transactions:
Transfers of invested assets under coinsurance ceded agreement	$2,440,990	$-
Transfers of invested assets under coinsurance assumed agreement	-	492,199
Capitalized interest	3,469	2,232
Contribution to subsidiary	3,000	3,000

The accompanying notes are an integral part of these statutory financial statements.

8

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

1.	Nature of Operations

American United Life Insurance Company (“AUL” or the “Company”) is an Indiana-domiciled stock life insurance company founded in 1877 with headquarters in Indianapolis. It is currently licensed to sell life insurance in 49 states and the District of Columbia. AUL is additionally authorized as a reinsurer in all states. AUL offers individual life and annuity products, group retirement plans, tax deferred annuities and other non-medical group products marketed through a diversified distribution system including career agents, independent producers, financial institutions, broker dealers and third-party administrators. Forty-five percent of AUL’s direct premiums for the year ended December 31, 2022 were generated in six states: Indiana, California, Texas, Florida, Missouri, and Illinois.

On December 17, 2000, AUL reorganized and formed a mutual insurance holding company, American United Mutual Insurance Holding Co. (“AUMIHC”), and an intermediate stock holding company, OneAmerica Financial Partners, Inc. (“OneAmerica”). As part of the reorganization, AUL converted from a mutual to a stock insurance company.

All outstanding shares of AUL stock are held by AUMIHC through OneAmerica. AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, indirectly control a majority of the voting shares of the capital stock of AUL. Policyholder membership rights exist at AUMIHC while the policyholder contract rights remain with AUL.

2.	Significant Accounting Policies

Basis of Presentation

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Indiana. The State of Indiana requires insurance companies domiciled in the State of Indiana to prepare their statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) subject to any deviations prescribed or permitted by the State of Indiana Insurance Commissioner.

In 2018, the Insurance Commissioner of Indiana provided the Company approval for a permitted practice regarding the calculation of the reserve credit related to a reinsurance transaction. This permitted practice allows the company to calculate the reserve credit for Pension Risk Transfer longevity risk treaties using a net premium reserve approach similar to that used for life insurance products. This practice differs from NAIC statutory accounting practices and procedures. A reconciliation of the Company’s net income and surplus for 2022 and 2021 between NAIC SAP and practices permitted by the State of Indiana follows:

	SSAP #	2022	2021
Audited statutory net income (loss), Indiana state basis		$(124,332)	$38,821
State permitted practice
Difference in the accounting and reporting for reinsurance reserves credits	61R	-	(4,092)
Statutory net income (loss), NAIC SAP		$(124,332)	$42,913

Audited statutory surplus, Indiana state basis		$1,194,327	$1,371,011
State permitted practice
Difference in the accounting and reporting for reinsurance reserves credits	61R	-	-
Statutory surplus, NAIC SAP		$1,194,327	$1,371,011

9

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

NAIC SAP varies in some respects from accounting principles generally accepted in the United States of America (“GAAP”). These differences are presumed to be material. The most significant of the variances are as follows:

●	Premiums from annuities with mortality benefits, universal life policies and deposit administration contracts are reflected in income for NAIC SAP rather than being treated as deposits to insurance liabilities. Acquisition costs, such as commissions and other costs in connection with successfully acquiring new and renewal business are reflected in current operations when incurred for NAIC SAP, rather than being amortized over the life of the policy.

●	Aggregate reserves for life policies and annuity contracts are based on statutory mortality, morbidity, and interest assumptions without consideration for lapses or withdrawals. Deferred premiums are carried as an asset, rather than a component of reserves.

●	An asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR") are recorded in accordance with prescribed statutory accounting requirements. The AVR is a reserve designed to reduce the impact on surplus for fluctuations in the fair value of all invested assets by providing an investment reserve for potential future losses on invested assets. The IMR, reduced by federal income taxes, defers the recognition of net gains/losses realized on the sale of bonds resulting from changes in interest rates. Such net gains/losses will be amortized to income over the remaining lives of the assets sold. AVR and IMR are not calculated under GAAP.

●	Investments in bonds, regardless of whether they are considered available for sale, are carried at values prescribed by the NAIC and are generally stated at amortized cost rather than at fair value.

●	Certain assets designated as “nonadmitted assets” are excluded from the statutory statement of assets, liabilities and surplus by a direct charge to unassigned surplus.

●	Derivatives are reported as an unrealized gain (loss) in surplus under NAIC SAP, but as a realized gain (loss) under GAAP.

●	The Company recognizes deferred tax assets and liabilities with certain limitations. The change in deferred taxes is reported as a change in surplus. Under GAAP, the change is recorded as a component of net income. In addition, the methodology used to determine the portion of the deferred tax asset that is to be nonadmitted under NAIC SAP differs from the determination of the valuation adjustment under GAAP.

●	Subsidiaries are accounted for using the equity method rather than being consolidated. Equity in the insurance subsidiaries’ surplus is based on the subsidiaries’ statutory amounts rather than GAAP amounts.

●	Surplus notes are reflected as a separate component of surplus rather than as a liability. The surplus note interest expense is recorded as a reduction of net investment income rather than operating expense and interest is not recorded until approved.

●	The deferred gain from a significant reinsurance transaction (Note 3) is included as a component of surplus rather than as a liability (deferred gain).

●	Policy reserves and policy and contract claim liabilities are reported net of reinsurance ceded amounts. For GAAP, assets and liabilities related to reinsurance ceded contracts are reported on a gross basis.

●	The statutory statements of cash flow do not include a reconciliation of net income to net cash provided by operating activities.

10

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

Accounting Changes and Correction of Error

In 2022, the Company corrected errors identified during model conversion of its valuation systems. As a result, prior year surplus and current federal income tax were overstated $1.9 million and $0.5 million, respectively, and reserves were understated $2.4 million as of December 31, 2021. The errors were corrected as a direct decrease to surplus, net of the current tax impact, in 2022

In 2021, the Company corrected an error related to an assumption used in certain Individual Variable Annuity reserve calculations. As a result of this error, prior year surplus and current federal income tax were understated by $7.6 million and $1.8 million, respectively, and reserves were overstated $9.4 million as of December 31, 2020. The error was corrected as a direct increase in surplus of $7.6 million, net of the current tax impact.

In 2021, the Company completed a detailed analysis of its current and deferred tax accounts. The Company determined that the current tax recoverable was understated by $4.0 million as a result of the incorrect settlement of prior period taxes with affiliated entities. The gross deferred tax asset was overstated by $4.9 million but since the majority of this asset was nonadmitted there was no net impact on surplus. These errors were corrected by a direct increase to surplus of $4.0 million in 2021.

Investments

Bonds are valued in accordance with rules prescribed by the NAIC SAP, whereby bonds eligible for amortization under such rules are generally stated at amortized cost. The Company holds fixed income ETFs that are classified as SVO-identified securities using the systematic value approach. The Company uses the scientific method for amortizing debt securities. Preferred stocks are carried at cost, except those not in good standing, which are carried at lower of cost or fair value. Unaffiliated common stocks are carried at fair value. Affiliated common stocks of noninsurance affiliates are carried at audited GAAP equity.

Mortgage loans on real estate are carried at amortized cost, less an impairment allowance for estimated uncollectible amounts. The gains and losses from the sale of loans, which are recognized when the Company relinquishes control over the loans, as well as changes in the allowance for loan losses, are reported in “Net realized capital gains (losses)”. The allowance for loan losses is based upon an evaluation of certain loans under review and reflects an estimate based on various methodologies, including discounted cash flows, of the amount of the loan that will not be collected according to the terms of the loan agreement.

For loan-backed securities purchased prior to January 1, 1994, the book value as of that date is used as the cost basis for applying the retrospective adjustment method. Beginning January 1, 1994, the Company applies the retrospective adjustment method to the original cost. Prepayment assumptions for mortgage-backed securities are obtained from BlackRock prepayment models. The Company uses a third-party in determining the fair value of its loan-backed securities. The Company had no negative yield situations requiring a change from the retrospective to the prospective methodology.

Real estate occupied by the Company is carried at cost less accumulated depreciation; depreciation is provided over the estimated useful lives of the related assets using the straight-line method. Investment real estate is carried at the lower of cost or fair value.

11

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

Short-term investments include investments with maturities of one year or less at the time of acquisition and are carried at amortized cost, which approximates fair value. Short-term financial instruments with durations less than three months are considered to be cash equivalents.

Contract loans are carried at the aggregate of unpaid principal balances, not to exceed the cash surrender value of the related policies.

Other invested assets, including surplus notes and certain other holdings, are carried at amortized cost. The Company’s ownership in joint ventures, partnerships and limited liability companies are carried at the underlying GAAP equity of the investee.

The Company participates in securities lending programs whereby marketable securities in its investment portfolio are transferred to independent brokers or dealers in exchange for cash collateral.

The Company recognizes collateral as an asset, which is reported as “Securities lending reinvested collateral” at amortized cost on the balance sheet with a corresponding liability for the obligation to return the collateral to the borrower, which is reported as “Payable for securities lending.” The collateral level is set at 102% of the value of loaned securities.

The Company is the owner and beneficiary of life insurance policies included in the corporate owned life insurance at their cash surrender values. At December 31, 2022, the cash surrender value in an investment vehicle is $477.2 million and is allocated into the following categories based on primary underlying investment characteristics: 12% bonds, 23% stocks, 3% mortgage loans, 1% cash and short-term investments, and 61% other invested assets.

Realized gains and losses on the sale of investments are determined on the basis of specific identification. Unrealized gains and losses on unaffiliated common stock and other invested assets are reported as a component of surplus. The Company’s accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. If so, the security is deemed to be impaired and a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis.

An other-than-temporary impairment is considered to have occurred if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of a debt security in effect at the date of acquisition. A decline in fair value which is other-than-temporary includes situations where the Company has made a decision to sell a security prior to its maturity at an amount below its carrying value. If it is determined that a decline in the fair value of a bond is other-than-temporary, an impairment loss shall be recognized as a realized loss equal to the entire difference between the bond’s carrying value and its fair value at the balance sheet date of the reporting period for which the assessment is made. The accounting for the entire amount of realized capital loss is recorded in accordance with SSAP No. 7 – Asset Valuation Reserve and Interest Maintenance Reserve. Credit related other-than-temporary impairment losses shall be recorded through AVR; interest related other-than-temporary impairment losses are recorded through the IMR.

Valuation adjustments for other-than-temporary impairments of loan-backed and structured securities are based on fair value only if the Company intends to sell or cannot assert the intent and ability to hold the investment until its anticipated recovery. However, if the Company can assert the intent and ability to hold the investment until its anticipated recovery, the valuation adjustment is based on the discounted expected future cash flows of the security.

12

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

Property and Equipment

Property and equipment is carried at cost, net of accumulated depreciation of $82.7 million and $174.4 million as of December 31, 2022 and 2021, respectively. The Company provides for depreciation of property and equipment using the straight-line method over its estimated useful life and is generally depreciated over three to ten years. Depreciation expense for 2022 and 2021 was $24.6 million and $20.4 million, respectively.

Separate Accounts

The assets of the separate accounts shown in the statement of admitted assets, liabilities and surplus are based on fair value. These represent funds which are segregated and maintained for the benefit of separate account contract-holders primarily for variable life and annuity contracts.

Premiums Deferred and Uncollected

Premiums deferred and uncollected represent annual or fractional premiums that are due and uncollected or not yet due, where policy reserves have been provided on the assumption that the full premium for the current policy year has been collected.

Policy Reserves

Life reserves are based on statutory mortality tables using assumed interest rates ranging from 2.25 percent to 6.00 percent. The mortality tables used for the majority of life policies are the 1941, 1958, 1980, 2001 Commissioners Standard Ordinary (“CSO”) and 2017 CSO prescribed by the NAIC. Reserves for annuities and deposit administration contracts are computed on the basis of interest rates ranging from 2.00 percent to 11.25 percent.

The aggregate reserves established for life, health and annuity policies, primarily developed by actuarial methods, generally are equal to or exceed the minimum valuation required by law and/or guaranteed policy cash values.

Premium Income and Related Benefits and Expenses

Premiums, net of reinsurance, on traditional life, interest-sensitive life, and annuity policies with mortality benefits are recognized as income on the policy anniversary dates or when received. Premiums on accident and health policies are recognized as income over the terms of the policies. Costs of acquiring new and renewal business are expensed when incurred and credit is not taken, other than by statutory reserve modification methods applicable to some policies, for the expectation that such costs will be recovered from future premium income.

The liability for policy dividends payable in the following year is estimated based on approved dividends scales and is charged to current operations. The dividend scale is approved by the Board of Directors.

Investment Income

Investment income is recognized as earned, net of related investment expenses.

Leasing Arrangements

The Company leases office space and equipment under various non-cancelable operating leases. Rent expense was $2.1 million and $2.2 million for the years ended December 31, 2022 and 2021, respectively. Future lease commitments are as follows: 2023, $0.8 million; 2024, $0.7 million; 2025, $0.6 million; 2026, $0.6 million; 2027, $0.6 million; thereafter, $0.4 million.

13

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

Federal Income Taxes

Current income taxes incurred are charged to the statements of operations based on estimates for the current year. AUL files a federal consolidated income tax return with AUMIHC, OneAmerica, OneAmerica Securities, Inc., OneAmerica Securities Insurance Agency Inc., AUL Equity Sales Insurance Agency, Inc., OneAmerica Retirement Services, LLC, Pioneer Mutual Life Insurance Company, The State Life Insurance Company, New Ohio LLC, and McCready & Keene, Inc. Pursuant to intercompany tax-sharing agreements with OneAmerica, as approved by the Board of Directors, the companies provide for income tax on a separate return filing basis with current credit for losses and tax credits.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Gross deferred tax assets and liabilities are measured using enacted tax rates and are considered for admitted asset status according to the admissibility tests as set forth by the NAIC. Changes in deferred tax assets and deferred tax liabilities, including changes attributable to changes in tax rates, are recognized as a component of surplus.

Tax loss contingencies are recognized, measured, presented, and disclosed in the financial statements in accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets. Interest and penalties, if any, related to tax contingencies are recognized as a component of the income tax expense. As of December 31, 2022 and 2021, the Company did not record any liability for tax contingencies. Refer to Note 10 – Federal Income Taxes for additional detail.

Reinsurance Receivables

Insurance liabilities are reported after the effects of ceded reinsurance. Reinsurance receivables represent amounts due from reinsurers for paid benefits and expense reimbursements.

Derivatives

The Company uses derivatives, including option and swap contracts, to manage interest rate and credit risks, and risks associated with changes in the estimated fair values of the Company’s liabilities driven by the equity market. The Company also uses derivatives, including credit default swaps and credit default swap index, to hedge credit risk associated with its reinsurance receivables and credit spread risk on uninvested cash. Other than its foreign exchange swaps, management has elected not to apply hedge accounting for its derivative positions, but these instruments do provide an assumed economic hedge against certain anticipated transactions.

Authoritative guidance for derivative instruments and hedging activities requires all asset or liability derivatives to be carried at fair value when they are not utilized in a qualified effective hedging relationship. Changes within fair value are included in the Statutory Statements of Operations and Changes in Surplus. At the time the contracts expire or are terminated, any difference between the cash received, and the cost is recognized as a realized capital gain or loss. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement. The cash collateral is included in Cash and cash equivalents and the obligation to return it is included in Other liabilities. Refer to Note 4-Investments for additional information.

14

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

Estimates

The preparation of the statutory financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of Indiana (IDOI) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.	Affiliations, Acquisitions, Dispositions and Other Significant Transactions

The State Life Insurance Company (State Life) became a subsidiary of AUMIHC in December 2004, as a wholly owned subsidiary of OneAmerica. AUL and State Life had an affiliation agreement from 1994 until the date of the reorganization. The policyholders of State Life became members of AUMIHC upon completion of State Life’s reorganization from a mutual enterprise into a stock insurance company in 2004; however, their contractual rights continue to be with State Life.

In January 2002, Pioneer Mutual Life Insurance Company (PML) joined AUMIHC as a wholly-owned stock insurance company subsidiary of OneAmerica. The policyholders of PML became members of AUMIHC upon completion of PML’s reorganization from a mutual enterprise into a stock insurance company in 2002; however, their contractual rights continue to be with PML.

The Company guarantees the insurance liabilities of State Life and PML in the event either company becomes unable to honor such insurance liabilities. As of December 31, 2022, AUL has not recorded any liabilities relating to this guarantee. At December 31, 2022, statutory surplus was $559.1 million and $53.6 million for State Life and PML, respectively.

AUL provides administrative and management services to State Life and PML under administrative agreements. Fees earned during 2022 and 2021 for such services were $79.2 million and $73.2 million, respectively.

In July 2002, the Company’s Reinsurance operations, including its life, long-term care, and international reinsurance business were sold to Employers Reinsurance Corporation (ERC), a subsidiary of General Electric Company (GE), through 100% indemnity reinsurance transactions. ERC was subsequently sold by GE. ERC’s retrocessions were all novated to Employers Reassurance Corporation (ERAC), another subsidiary of GE. The liabilities and obligations associated with the reinsured contracts remain on the consolidated balance sheet of the company with a corresponding reinsurance receivable from ERAC. A trust account has been established which provides for securities to be held in support of a portion of the reinsurance receivables. The fair value of investments held in this trust was $1,816.5 million and $2,213.9 million at December 31, 2022 and December 31, 2021, respectively. Additionally, GE has a capital maintenance agreement with ERAC to maintain ERAC’s capital over time at no less than 300% of the Authorized Control Level of the NAIC. Effective for year-end 2017, GE announced a statutory reserve strengthening in ERAC which ultimately may trigger the need for GE to honor the capital maintenance agreement. However, instead of making an immediate contribution, ERAC received a permitted practice from the Kansas Insurance Department to gradually fund the reserve strengthening over a period of seven years. As of the balance sheet date, ERAC has made five of the seven contributions agreed to in the permitted practice, and a sixth payment is expected by the end of March 2023. There also is a claims payment guarantee from Westport Life Insurance Company (formerly ERC) with respect to the business AUL ceded to ERAC as well as other business reinsured by Westport Life while it was owned by GE Capital. The potential aggregate amount of liabilities, under the guarantee, of Westport Life is higher than its capital and surplus.

15

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

As a result of the ERAC transaction, a deferred gain was recorded on the Company’s consolidated balance sheet in accordance with the authoritative guidance for reporting for reinsurance of short-duration and long-duration contracts. The gain is being amortized into earnings at the rate that the premiums are recorded. The Company recognized $4.5 million and $4.6 million of the deferred gain amortization in 2022 and 2021, respectively. As of December 31, 2022, the deferred gain has been fully amortized into earnings.

The Company has two subsidiaries, OneAmerica Securities, Inc. (OAS) and AUL Reinsurance Management Services, LLC (RMS) which it provides administrative and management services.

The Company earned fees of $1.0 million and $0.9 million in 2022 and 2021, respectively, from OAS. OAS provided certain administrative services to AUL for fees of $1.7 million and $1.1 million in 2022 and 2021, respectively. The Company made no capital contributions to OAS in 2022 or 2021. The Company received dividends of $6.0 million from OAS in 2021. No dividends were received from OAS in 2022.

The Company earned fees of $1.1 million in both 2022 and 2021 from the McCready & Keane Inc. management services agreement.

The Company earned fees of $0.4 million in both 2022 and 2021 from RMS. The Company made noncash capital contributions to RMS of $3.0 million in both 2022 and 2021. During 2022 and 2021, the Company recognized a realized impairment loss of $1.9 million and $3.0 million, respectively, on its investment in RMS.

During 2022 and 2021, the Company provided administrative and management services to an affiliate, OneAmerica Retirement Services, (OARS) of $18.5 million and $23.6 million, respectively.

OneAmerica Asset Management (OAM), LLC, a limited liability company domiciled in Indiana, is the registered investment advisor for the Company. The Company provides administrative and management services to OAM and the fees earned for these services were $8.4 million and $12.8 million in 2021 and 2020, respectively. OAM also provides investment management services to AUL and fees for this service were $12.3 million and $14.3 million in 2022 and 2021, respectively.

Intercompany services are settled monthly.

16

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

4.	Investments

The admitted values and estimated fair values of investments in bonds at December 31 are as follows:

				Estimated
	Admitted	Unrealized		Fair
2022	Value	Gains	Losses	Value
U.S. government bonds	$558,345	$3,374	$38,575	$523,144
All other government bonds	115,968	472	24,243	92,197
Special revenue and special assessment	580,095	5,020	39,241	545,874
Hybrid bonds	51,611	1,831	4,053	49,389
Industrial and miscellaneous	9,739,712	54,874	1,173,087	8,621,499
SVO identified funds	18,774	-	3,017	15,757
	$11,064,505	$65,571	$1,282,216	$9,847,860

				Estimated
	Admitted	Unrealized		Fair
2021	Value	Gains	Losses	Value
U.S. government bonds	$630,588	$38,686	$2,190	$667,084
All other government bonds	143,258	2,418	4,042	141,634
Special revenue and special assessment	496,384	45,134	992	540,526
Hybrid bonds	51,519	4,656	1,005	55,170
Industrial and miscellaneous	11,434,374	881,105	62,484	12,252,995
SVO identified funds	54,971	261	169	55,063
	$12,811,094	$972,260	$70,882	$13,712,472

The Company’s investment in bonds aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31 are as follows:

	Less than		12 Months
	12 Months		or More		Total
2022	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Value	Losses	Value	Losses	Value	Losses
U.S. government bonds	$351,585	$22,798	$83,270	$15,777	$434,855	$38,575
All other government bonds	6,948	757	82,609	23,486	89,557	24,243
Special revenue and assessment	350,576	27,270	56,640	11,971	407,216	39,241
Hybrid bonds	6,875	641	20,557	3,412	27,432	4,053
Industrial and miscellaneous	4,935,728	574,046	2,394,787	599,041	7,330,515	1,173,087
SVO identified funds	-	-	15,757	3,017	15,757	3,017
	$5,651,712	$625,512	$2,653,620	$656,704	$8,305,332	$1,282,216

17

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

	Less than		12 Months
	12 Months		or More		Total
2021	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Value	Losses	Value	Losses	Value	Losses
U.S. government bonds	$79,175	$1,440	$6,625	$750	$85,800	$2,190
All other government bonds	54,717	1,391	35,782	2,651	90,499	4,042
Special revenue and assessment	65,403	992	-	-	65,403	992
Hybrid bonds	423	22	22,330	983	22,753	1,005
Industrial and miscellaneous	1,964,258	28,830	808,647	33,654	2,772,905	62,484
SVO identified funds	18,620	169	-	-	18,620	169
	$2,182,596	$32,844	$873,384	$38,038	$3,055,980	$70,882

In evaluating whether a decline in value is other-than-temporary, management considers several factors including, but not limited to; 1) the Company’s ability and intent to retain the security for a sufficient amount of time to recover, 2) the extent and duration of the decline in value, 3) the probability of collecting all cash flows according to contractual terms in effect at acquisition or restructuring, 4) relevant industry conditions and trends, and 5) the financial condition and current and future business prospects of the issuer. The Company reported $6.4 million of bond impairments related to other-than-temporary declines in fair value in 2022. The amount was reported as a realized loss. The 2022 book value of the impaired bonds was $9.9 million at the time of the write-downs. There were no bond impairments related to other-than-temporary declines in fair value in 2021.

The admitted value and estimated fair value of bonds at December 31, 2022, by stated contractual maturity, are shown below. Because most mortgage-backed securities provide for periodic payments throughout their lives, they are listed below in a separate category.

		Estimated
	Admitted	Fair
	Value	Value
Due in one year or less	$199,091	$197,036
Due after one year through five years	1,227,885	1,181,725
Due after five years through ten years	1,429,333	1,252,741
Due after ten years	5,490,204	4,699,338
	8,346,513	7,330,840
Mortgage-backed securities	2,717,992	2,517,020
	$11,064,505	$9,847,860

Proceeds from sales of investments in bonds during 2022 and 2021 were $3,168.8 million and $900.2 million, respectively. Gross gains of $113.4 million and $26.1 million and gross losses of $135.7 million and $26.4 million were realized on those disposals in 2022 and 2021, respectively. Activity in 2022 includes the assets transferred to Commonwealth Annuity and Life Insurance Company as discussed in Note 11.

Securities sold, redeemed, liquidated, or otherwise disposed as a result of a callable feature included 13 CUSIPS with a total of $5.0 million of investment income generated.

18

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

Loan-backed securities owned at December 31, 2022 with a fair value lower than amortized cost for which an other-than-temporary impairment has not been recognized in earnings as a realized loss are summarized below by length of time the securities have been in a continuous unrealized loss position.

The aggregate amount of unrealized losses:
	Less than 12 months	$105,652
	12 Months or longer	$105,352

The aggregate related fair value of securities with unrealized losses:
	Less than 12 months	$1,362,802
	12 Months or longer	$927,483

Total capital gains (losses) of ($22.0) million and ($0.2) million before tax were transferred to IMR in 2022 and 2021, respectively.

At December 31, 2022 and 2021, the common stock unrealized appreciation of $7.7 million and $3.2 million, respectively, is comprised of $7.7 million and $3.2 million of unrealized gains and no unrealized losses, and has been reflected directly in surplus. In 2022 and 2021, the Company did not have any stock impairments related to other-than-temporary declines in fair values.

Net investment income consists of the following:

	2022	2021

Interest	$570,569	$609,299
Dividends	2,883	8,547
Rental Income	19,418	16,750
Other	26,455	27,919
Gross investment income	619,325	662,515

Less investment expenses	43,604	42,884
Net investment income	$575,721	$619,631

There was no nonadmitted accrued investment income at December 31, 2022 or 2021. Net investment income includes $3.5 million and $2.2 million of capitalized interest on bonds which is a non-cash transaction at December 31, 2022 and 2021, respectively.

At December 31, 2022 and 2021, investments in bonds with an admitted asset value of $3.8 million and $3.5 million respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

AUL had outstanding private placement commitments of $29.5 million and $54.5 million at December 31, 2022 and 2021, respectively. AUL had $341.3 million and $266.7 million outstanding commitments on its other invested assets portfolio as of December 31, 2022 and 2021, respectively.

AUL did not hold any structured notes at December 31, 2022 or 2021.

19

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

Reported values for subsidiary controlled and affiliated investments:

Description	Gross Asset	Nonadmitted Amount	Admitted Asset	Date of Filing to NAIC	Type of Filing	NAIC Response Received (Y/N)	NAIC Valuation Amount	NAIC Disallowed Entity's Valuation Method, Resubmission Required (Y/N)
RMS	$-	$-	$-	N/A	N/A	N/A	N/A	N/A
OAS	3,159	-	3,159	6/30/2022	Sub-2	Y	3,159	N
MRO-A	1,320	1,320	-	N/A	N/A	N/A	N/A	N/A
Total	$4,479	$1,320	$3,159

No filing with the NAIC is required as MRO-A and RMS are not stock investments.

Mortgage Loans

AUL maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. At December 31, 2021, the largest geographic concentration of commercial mortgage loans was in the West, where approximately 31 percent of the portfolio was invested.

The Company’s mortgage loan portfolio is comprised of the following property types at December 31:

	2022		2021
	Amount	% of Total	Amount	% of Total
Apartments	$575,655	23.7%	$616,649	24.9%
Industrial/warehouse	648,341	26.7%	656,957	26.5%
Medical office	48,585	2.0%	55,721	2.2%
Office	272,097	11.2%	255,874	10.3%
Retail	843,089	34.7%	865,847	34.9%
Other	40,584	1.7%	28,772	1.2%
Subtotal gross mortgage loans	2,428,351	100.0%	2,479,820	100.0%
Valuation allowance	-		-
Balance, end of year	$2,428,351		$2,479,820

During 2022, the minimum and maximum lending rates for mortgage loans were 9.3 percent and 2.9 percent, respectively. All new loans were on commercial properties. The Company did not reduce interest rates for any outstanding mortgage loans. The maximum percentage of any one loan to the value of security at the time of the loan was 73.0 percent. As of December 31, 2022 and 2021, the Company held no mortgages with interest more than 30 days past due. The Company has no taxes, assessments, or any amounts advanced not included in the mortgage loan total. The Company did not restructure any mortgage loans in 2022 or 2021.

20

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

In response to the COVID-19 pandemic, loan modifications were provided on a good faith basis to borrowers who were current. All modification were in the form of waivers of scheduled principal payments for a period of four to six months. No interest payments were waived, and no interest rates were modified. During 2020, the Company modified 48 loans. Subsequently, 8 loans were repaid and, as of December 31, 2022, 40 modified loans remained totaling $228.1 million, or 9.4%, of carrying value of the commercial mortgage portfolio. The modification period has ended, and all loans remained in good standing as of December 31, 2022. The modifications in 2020 were within the scope of the NAIC’s interpretation 20-03 adopted in April 2020, as amended in January 2021, and did not constitute troubled debt restructurings. This statutory accounting exception allows insurance reporting entities to address the mortgage loan modification or forbearance request with constituting troubled debt restructuring if certain criteria are not met.

Impaired loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected. The portfolio’s valuation allowance is routinely evaluated for adequacy based on known and inherent risks, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, portfolio delinquency information, current economic conditions, and other relevant factors.

We did not consider any mortgage loans to be impaired for the years ended December 31, 2022 and 2021 and did not hold a related allowance for losses during those periods.

The Company’s commercial mortgage loan portfolio is evaluated and rated annually. The evaluation includes an analysis of various metrics including, but not limited to, payment history, loan to value, debt service coverage, vacancy, and location related to each loan to arrive at a rating based on an internally developed rating system. This proactive management system provides a consistent method for measuring and detecting a variety of adverse circumstances including borrower financial distress, leasing difficulties, and depressed market conditions. This system helps identify potential risks and provides management information to take the appropriate course of action.

The Company utilizes the NAIC Risk Based Capital (“RBC”) commercial mortgage loan rating process. Individual loans are grouped into risk cohorts based on credit quality indicators, with capital requirements assigned to each cohort. Readily available industry standard measures for commercial mortgages have been shown to be good indicators of default probability. The process focuses on the metrics of debt service coverage and loan-to-value for loans in good standing. The risk cohorts are CM1 through CM5, with CM1 having the lowest indicated risk.

	2022	2021

CM1 - highest quality	$2,195,687	$2,282,842
CM2 - high quality	207,089	195,489
CM3 - medium quality	24,154	-
CM4 - low medium quality	1,421	1,489
CM5 - low quality	-	-

Subtotal - CM category	2,428,351	2,479,820

Residential - not categorized	-	-
Valuation adjustment	-	-

Total	$2,428,351	$2,479,820

21

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

Mortgage loans are placed on non-accrued status if there is concern regarding the collectability of future payments. Factors considered may include, but are not limited to, conversations with the borrower, loss of a major tenant or bankruptcy of borrower or major tenant. The Company did not have any loans on non-accrued status as of December 31, 2022 or 2021. The Company did not restructure any mortgage loans in 2022 or 2021.

AUL had outstanding mortgage loan commitments of approximately $20.8 million and $85.0 million at December 31, 2022 and 2021, respectively.

Derivatives

The Company uses derivatives, including option and swap contracts, to manage interest rate and credit risk associated with changes in the estimated fair values of the Company’s assets and liabilities. The value of these derivatives is generally derived from financial indexes and clearing houses and are primarily contracted in the over-the-counter (OTC) market. The Company did not elect to use hedge accounting for the significant majority of the derivatives held, but the derivatives do provide an assumed economic hedge against certain anticipated transactions. Derivatives are carried on the Company’s Statutory Statements of Admitted Assets, Liabilities and Surplus as assets within Other invested assets or liabilities within Other liabilities. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

The Company credits interest on policyholder account liabilities based on S&P 500 index performance at participation rates and with certain caps on returns. These participation rates and caps are set each policy year. The Company economically hedges this annual exposure at the time the participant funds are swept into the chosen allocations to the various index strategies by purchasing at-the-money call options and selling out-of-the-money call options based on the S&P 500 index in an amount that approximates the obligation of the Company to credit interest at the end of the policy year with adjustments for lapse assumptions. Since the options are based on the same indexes that the crediting rates are based upon, they substantially offset the equity market risk associated with the crediting rate in the policy year being hedged.

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to reinsurance agreements and risk of changes in credit spreads from the time cash is received until which time it can be invested. As part of its overall risk management program, the Company takes various risk management actions to manage its credit exposure within well-defined risk tolerances. One such action includes the purchase of credit default swaps.

In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment in a credit event auction, which determines the amount of the credit payment.

Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring, or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. (ISDA) deems that a credit event has occurred.

22

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

The Company also shorts investment grade credit default swap index securities to economically hedge credit spread risk from the time when cash is received to the time the cash can be invested. The value of these positions moves inversely to changes in credit spreads, offsetting the impact of changes in credit spreads on forecasted debt purchases. Credit default swap indexes allow investors to take long or short credit risk positions on baskets of single-name credit default swap contracts. In the event of default of one of the underlying reference entities in the index, the seller of credit protection will be obligated to make a payment proportional to the weight of the defaulted entity in the index. The Company receives a periodic premium for providing this credit protection.

As of December 31, 2022, the fair value of derivative assets and liabilities were $10.2 million and $1.5 million, respectively. As of December 31, 2021, the fair value of derivative assets and liabilities were $64.8 million and $45.3 million, respectively. The change in unrealized gains and losses was ($3.6) million and $10.0 million, net gain (loss) recognized in 2022 and 2021, respectively.

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The current credit exposure of the Company’s derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements and credit support annexes that provide for a single net payment to be made by one counterparty to another at each due date and upon termination.

The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company’s collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of the counterparty’s derivatives reaches a pre-determined threshold.

The Company has collateral arrangements that include credit-contingent provisions that provide for a reduction of collateral thresholds in the event of downgrades in the credit ratings of the Company and/or the counterparty.

The Company received collateral from counterparties in the amount of $9.3 million and $19.3 million at December 31, 2022 and 2021, respectively. The Company maintained ownership of any collateral delivered. The Company delivered collateral to counterparties in the amount of $10.8 million and $0 at December 31, 2022 and 2021, respectively. The cash collateral is included in Cash and cash equivalents and the obligation to return it is included in Other liabilities.

The notional amounts and the fair value of derivative contracts at December 31, were as follows:

	2022		2021
	Notional	Fair Value	Notional	Fair Value
Purchased S&P 500 call options	$104,450	$1,312	$509,850	$63,620
Written S&P 500 call options	94,750	(585)	461,300	(44,595)
Creditdefault swaps index	40,950	(340)	-	-
Foreign currency swaptions	80,061	8,342	68,471	742
U.S. Treasury futures	25,000	(29)	-	-
Net fair value		$8,700		$19,767

23

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

Notional amount represents a standard measurement of the volume of derivatives. Notional amount is not a quantification of market or credit risk and is not recorded in the Statutory Statements of Operations and Changes in Surplus. Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received.

Assets pledged to others as collateral or otherwise restricted as of December 31, are as follows:

	Total General Account		Change between	Gross Admitted and Nonadmitted Restricted to Total Admitted
Restricted Asset Category	2022	2021	years	Assets
Federal Home Loan Bank of Indianapolis (FHLBI) capital stock	$75,577	$75,038	$539	0.2%
On deposit with states	3,794	3,477	317	0.0%
Bonds held for the FHLBI collateral	502,862	163,871	338,991	1.5%
Bonds held for assumed reinsurance	152,209	117,242	34,967	0.5%
Mortgage loans held for the FHLBI collateral	2,224,321	2,223,893	428	6.7%
Collateral held under security lending agreement	386,547	610,406	(223,859)	1.2%
Total restricted assets	$3,345,310	$3,193,927	$151,383	10.1%

The Company held cash collateral at fair value in the amount of $386.5 million and $610.4 million as of December 31, 2022 and 2021, respectively.

Reinvested collateral assets as of December 31, 2022 are as follows:

	2022		2021
Cash Collateral Reinvested:	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open	$(398)	$(400)	$37	$34
30 Days or Less	117,029	117,030	175,305	175,307
31 to 60 Days	26,025	26,028	31,425	31,425
61 to 90 Days	1,300	1,300	65,317	65,321
91 to 120 Days	59,648	59,693	35,043	35,037
121 to 180 Days	83,084	83,106	88,454	88,446
181 to 365 Days	90,249	90,328	171,728	171,665
1 to 2 Years	9,610	9,571	43,097	43,060
2 to 3 Years	-	-	-	-
Greater than 3 Years	-	-	-	-
Subtotal	386,547	386,656	610,406	610,295
Securities Received	-	-	-	-
Total Collateral Reinvested	$386,547	$386,656	$610,406	$610,295

24

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

The Company does not accept collateral that is not permitted by contract or custom to sell or re-pledge. The Company does not use an affiliated agent for securities lending activities.

The Company has collateral for transactions that extend beyond one year from December 31, 2022 and 2021 as follows:

	2022	2021
Description of Collateral	Amortized Cost	Amortized Cost
Industrial and miscellaneous bonds	$7,675	$26,959
Certificates of deposit	1,935	16,138
Total collateral extending beyond one year from of the reporting date	$9,610	$43,097

The Company does not engage in any securities lending transactions within the separate account.

The Company generally invests securities lending collateral in securities with maturities of less than two years. The Company maintains liquidity within the securities lending program by investing a portion of the collateral in money market funds and repurchase agreements with very short durations.

The Company has no dollar repurchase or dollar reverse repurchase agreements.

Securities Lending Transactions

The Company has entered into a securities lending program. The Company requires a minimum of 102% of the fair value of securities loaned at the onset of the contract as collateral. Cash collateral received is reinvested and reported as Securities Lending Reinvested Collateral Assets, and the offsetting collateral liability is reported in Payable for Securities Lending.

The Company receives collateral consisting of cash from its securities lending transactions. The borrower can request the cash collateral to be returned on demand. The Company reinvests the cash collateral according to guidelines of the Company’s investment policy.

Transfers of financial assets accounted for as secured borrowings at December 31, 2022 and 2021 are as follows:

	2022	2021
Assets:
Bonds	$64,297	$105,251
Cash, cash equivalents, and short term	322,250	505,155
Total securities lending collateral	$386,547	$610,406

Liabilities:
Securities lending cash collateral	$386,547	$610,406

The Company does not have any transfers of receivables with recourse.

25

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

5.	Real Estate

AUL owns its home office and occupies the majority of the space with a portion leased to third parties. Real estate is recorded net of accumulated depreciation and consists of $14.1 million and $14.6 million for investment properties and $74.5 million and $75.2 million for the home office at December 31, 2022 and 2021, respectively. Depreciation expense on real estate amounted to $6.4 million and $6.2 million in 2022 and 2021, respectively.

Income from real estate for 2022 and 2021 includes $6.9 million and $6.8 million, respectively.

The Company reported no real estate acquired in satisfaction of debt in either 2022 or 2021.

6.	Reserve for Policy Benefits

Policy reserves are based on mortality, morbidity and interest assumptions prescribed by regulatory authorities. Claim liabilities include provisions for reported claims and estimates for claims incurred but not reported based on historical experience.

In computing reserves, it is assumed that deduction of fractional premiums due upon death is waived, and that premiums paid for the period beyond the date of death will be refunded. In certain situations, the surrender value promised is in excess of the reserve.

Reserves on older substandard traditional policies (issued prior to 1994) are the standard reserve plus one half of the annual substandard extra premium for each mortality and interest basis. Reserves on substandard universal life policies, substandard last-to-die policies, and substandard traditional policies (issued beginning 1994) are calculated using the same method as for standard policies of that type, but using substandard mortality rates in place of standard rates.

The amount of insurance for which gross premiums are less than the net premiums according to the valuation standard required by this state was $2,168.9 million and $1,236.0 million as of December 31, 2022, and 2021, respectively. The amount of the related reserve was $8.2 million and $8.1 million, for December 31, 2022 and 2021, respectively.

Tabular interest, tabular cost, and tabular less actual reserves released have been determined by formula for all insurance and annuities, respectively. Tabular interest on funds not involving life contingencies has been determined by formula or from actual interest credited. These reserves consisted of the following at December 31:

	2022	2021
Life and accident and health reserves
Individual, group and credit life policies	$3,767,809	$3,587,695
Annuities and deposit administration funds	10,829,647	10,360,846
Accident and health and other reserves	1,808,080	1,753,445
Less reinsurance ceded	(4,415,981)	(2,070,042)
	$11,989,555	$13,631,944

26

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

The withdrawal characteristics of the Company’s annuity reserves, certain separate accounts and deposit liabilities were as follows at December 31:

	2022		2021
	Amount	% of Total	Amount	% of Total
Subject to discretionary withdrawal
With market value adjustment	$1,984,067	7.3%	$2,293,086	7.0%
At book value less surrender charges	436,983	1.6%	487,162	1.5%
At market value	16,480,246	60.5%	20,755,889	63.0%
	18,901,296	69.4%	23,536,137	71.4%

Subject to discretionary withdrawal without adjustment
At book value without adjustment	5,323,530	18.0%	4,731,435	14.4%
Not subject to discretionary withdrawal	5,369,172	18.2%	4,636,466	14.2%

	$29,593,998	100.0%	$32,904,038	100.0%
Less reinsurance ceded	(2,398,931)		-

	$27,195,067		$32,904,038

The withdrawal characteristics of the company’s life reserves were as follows as of December 31, 2022:

	General Account			Separate Account - Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values,or policy loans:
Term Policies with Cash Value	$-	$22,724	$23,165	$-	$-	$-
Universal Life	86,154	98,300	88,264	-	-	-
Other Permanent Cash Value Life Insurance	-	1,187,524	3,023,728	-	-	-
Variable Universal Life	10,450	10,450	10,220	117,085	117,113	115,773

Not Subject to discretionary withdrawal or no cash values:
Term Policies without Cash Value	-	-	622,433	-	-	-
Accidental Death Benefits	-	-	131	-	-	-
Disability - Active Lives	-	-	24,314	-	-	-
Disability - Dasabled Lives	-	-	47,093	-	-	-
Miscellaneous Reserves	-	-	102,718	-	-	-

Total gross	$96,604	$1,318,998	$3,942,066	$117,085	$117,113	$115,773
Reinsurance Ceded	-	-	702,515	-	-	-
Total	$96,604	$1,318,998	$3,239,551	$117,085	$117,113	$115,773

27

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

Reconciliation of total life actuarial reserves at December 31, 2022	Amount
Life & Accident & Health Annual Statement
Life Insurance	$3,170,590
Accidental Death Benefits	129
Disability - Active Lives	6,789
Disability - Disabled Lives	38,893
Miscellaneous Reserves	23,150
Subtotal	$3,239,551
Separate Accounts Annual Statement
Life Insurance	$115,773
Accident and health	-
Miscellaneous reserves	-
Subtotal	$115,773
Combined Total	$3,355,324

7.	Premium and Annuity Considerations Deferred and Uncollected

Gross deferred and uncollected life insurance premiums and annuity considerations represent amounts due to be received from policy owners through the next policy anniversary date. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest.  Deferred and uncollected life premiums and annuity considerations were as follows at December 31:

	2022		2021
	Gross	Net of Loading	Gross	Net of Loading
Type of Business
Ordinary new business	$9,197	$17,651	$8,109	$15,474
Ordinary renewal	74,093	69,558	69,384	63,405
Group life	3,263	3,263	3,015	3,015
Group annuity	(630)	(630)	60	60
	$85,923	$89,842	$80,568	$81,954

The Company estimates accrued retrospective premium adjustments for its group health insurance business through a mathematical approach using an algorithm of the Company’s underwriting rules and experience rating practices. The amount of net premiums written by the Company that are subject to retrospective rating features was $7.6 million and $7.0 million at December 31, 2022 and 2021, respectively. This represented 2.5 percent and 2.3 percent of the total net premiums written for group life and health in 2022 and 2021, respectively.

28

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

8.	Separate Accounts

Separate Account assets held by the Company are carried at fair value and consist primarily of variable life and annuity contracts.

The Company’s Separate Account assets are all non-guaranteed according to the SSAP 56 definition and are all legally insulated from the General Account. As of December 31, the Company reported Separate Account assets and liabilities from the following product lines:

	2022	2021
Product
Life insurance	$117,878	$160,566
Individual annuities	305,082	448,402
Group annuities	16,569,229	20,501,052
Total	$16,992,189	$21,110,020

A reconciliation of transfers to the Company from the separate accounts is as follows:

	2022	2021
Transfers as reported in the statements of operations of the separate accounts statement:
Transfers to separate accounts	$2,955,687	$3,152,428
Transfers from separate accounts	3,220,219	3,484,823
Net transfers to or (from) separate accounts	(264,532)	(332,395)

Reconciling adjustment - annuity reinsurance treaty	84,856	-
Net separate account transfers as reported in the statements of operations	$(179,676)	$(332,395)

Information regarding the Separate Accounts at and for the years ended December 31 are as follows:

	2022	2021
Premiums, considerations or deposits	$2,955,687	$3,152,428
Reserves at December 31
For accounts with assets at
Market value	$16,596,176	$20,917,752
Amortized cost	392,565	186,338
Total reserves	$16,988,741	$21,104,090

By withdrawal characteristics
Subject to discretionary withdrawal	$-	$-
With market value adjustment	-	-
At book value without market value adjustment and with current surrender charge of 5% or more	-	-
At market value	16,596,176	20,917,752
At book value without market value adjustment and with current surrender charge of less than 5%	392,565	186,338
	16,988,741	21,104,090
Not subject to discretionary withdrawal	-	-
Total	$16,988,741	$21,104,090

29

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

9.	Employees’ and Agents’ Benefit Plans

On December 1, 2014, the sponsorship of the employee defined pension benefit plan was transferred from the Company to OneAmerica.

The Company has multiple non-pension postretirement health care benefit plans. The medical plans are contributory, with participants’ contributions adjusted annually. The Company contribution for pre-65 retirees was frozen at the 2005 contribution level. For post-65 retirees the Company’s contribution is capped at the 2000 amount. The dental and life insurance plans are noncontributory. Employees hired on or after October 1, 2004 are no longer eligible for retiree health benefits.

A summary of assets and obligations of the Other Postretirement Benefit Plans, including an unfunded supplemental excess benefit plan for certain executives, is as follows at December 31:

	Overfunded		Underfunded
	2022	2021	2022	2021
Change in benefit obligation
Postretirement benefits
Benefit obligation at beginning of year	$-	$-	$71,902	$74,681
Service cost	-	-	3,396	1,505
Interest cost	-	-	1,860	1,415
Contribution by plan participants	-	-	1,368	1,424
Actuarial loss	-	-	(20,333)	(2,250)
Benefits paid	-	-	(4,909)	(4,873)
Plan amendments	-	-	4,589	-
Business combinations, divestitures, curtailments, settlements and special termination benefits	-	-	-	-
Benefit obligation at end of year	$-	$-	$57,873	$71,902

30

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

	Postretirement Benefits
	2022	2021
Change in plan assets
Fair value of plan assets at beginning of year	$-	$-
Actual return on plan assets	-	-
Employer contribution	3,541	3,449
Plan participants' contributions	1,368	1,424
Benefits paid	(4,909)	(4,873)
Transfer to parent	-	-
Fair value of plan assets at end of year	$-	$-

Funded status
Overfunded
Asset (nonadmitted)
Prepaid benefit costs	$-	$-
Overfunded plan assets	2,212	-
Total assets (nonadmitted)	$2,212	$-
Underfunded
Liabilities recognized
Accrued benefit costs	$59,182	$59,139
Liability for pension benefits	(1,309)	12,763
Total liabilities recognized	$57,873	$71,902
Unrecognized liabilities	$-	$-

Components of net periodic benefit cost
Service cost	$3,396	$1,505
Interest cost	1,860	1,415
Expected return on plan assets	-	-
Transition asset or obligation	-	-
(Gains) and losses	490	1,177
Prior service cost or credit	490	(168)
Gain or loss recognized due to a settlement or curtailment	-	-
Total net periodic benefit cost	$6,236	$3,929

Amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost
Items not yet recognized as a component of net periodic cost - prior year	$(8,917)	$(13,158)
Net transition asset or obligation recognized	-	-
Net prior service cost or credit arising during the period	-	-
Net prior service cost or credit recognized	(178)	(168)
Net gain and loss arising during the period	16,412	3,232
Net gain and loss recognized or transferred to parent	490	1,177
Items not yet recognized as a component of net periodic cost - current year	$7,807	$(8,917)

Amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost
Net transition asset or obligation	$-	$-
Net prior service cost or credit	(3,901)	197
Net recognized gains and (losses)	11,709	(9,114)

31

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

Weighted-average assumptions used to determine net periodic benefit cost at December 31:

	Other Benefits
	2022	2021
Discount rate	3.00%	2.58%
Rate of compensation increase	6.00%	6.00%

Weighted-average assumptions used to determine benefit obligations at December 31:

	Other Benefits
	2022	2021
Discount rate	5.60%	2.95%
Rate of compensation increase	6.00%	6.00%

Pension Benefits and Other Benefits that make up the plan assets and benefit obligations are based upon a measurement date of December 31.

The Company measures service and interest costs by applying the specific spot rate along that yield curve to the plans’ expected liability cash flows.

For measurement purposes, the health care trend rate assumes a 0.25% decrease per year from the 2023 rate of 6.50% until the ultimate rate of 5.00% is reached in 2029.

The Company expects to contribute $3.8 million to its other postretirement benefit plans in 2023.

OneAmerica sponsors a qualified, noncontributory defined benefit pension plan covering substantially all of its employees. OneAmerica charges the Company which in turn allocates to its affiliates a share of the total cost of the pension plan based on allocation and/or salary ratios. The Company’s share of net periodic benefit costs were $2.8 million and $10.0 million for 2022 and 2021, respectively. The Company has no legal obligation for benefits under this plan.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Other
Benefits
2023	$3,769
2024	3,806
2025	3,803
2026	3,929
2027	4,099
Years 2027-2031	24,349

32

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

The Medicare Prescription Drug, Improvement and Modernization Act of 2003 introduced a prescription drug benefit under Medicare, as well as a federal subsidy to qualifying sponsors of retiree healthcare benefit plans.

The Company has elected to not pursue any plan changes as a result of the Act. Therefore, the valuation of the unfunded postretirement benefit obligation and the determination of the net postretirement benefit cost included in these financial statements do not reflect the effects of the Act on the plan.

The Company sponsors a defined contribution savings plan that covers substantially all employees. The Company contributes a match for participants who complete one full calendar year of employment. The match is 50 percent of participants’ elective deferral on the first 6 percent of eligible compensation. The Company’s contribution to the plan was $5.1 million and $4.0 million for 2022 and 2021, respectively. As of December 31, 2022, the fair value of the plan assets was $439.3 million.

The Company sponsors a profit-sharing plan that covers substantially all of its career agents, except for the general agents. Effective August 1, 2016, the plan was amended to feature a safe harbor matching contribution structure. Career agents are eligible to make deferrals and receive a matching contribution on the first day of the month coincident with or next following three months of service and attainment of age 20-1/2. Matching contributions are immediately vested. With respect to the plan’s nonelective contribution, eligibility is six months of service and attainment of age 20-1/2, and the entry date for purposes of the nonelective contribution is the January 1 coincident with or next following the date such eligibility requirements are met. Vesting on the nonelective contribution is based on years of service, with full vesting after three years of service. The Company did not make a profit-sharing contribution for the 2022 plan year. The Company’s contribution to the plan was $0.3 million and $1.7 million in safe harbor matching contributions for 2022 and 2021, respectively. As of December 31, 2022, the fair value of the plan assets was $43.6 million.

The Company sponsors a supplemental executive retirement plan, a defined contribution plan and other postretirement benefits for employees of the holding company group. The Company allocates the cost of the plans to affiliates based on direct allocation or salary ratios. The Company’s share of net periodic benefit cost for other postretirement benefit plans was $10.5 million and $7.9 million for 2022 and 2021, respectively. The Company has the legal obligation for benefits under these plans.

The Company has entered into deferred compensation agreements with certain directors, employees, agents, and general agents. The deferred amounts are payable according to the terms and subject to the conditions of the deferred compensation agreements. The deferred compensation balance is included within Accrued commissions and general expenses on the Statements of Admitted Assets, Liabilities and Surplus.

33

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

10.	Federal Income Taxes

The components of the net deferred tax asset recognized in the Company’s Statements of Admitted Assets, Liabilities and Surplus at December 31 are as follows:

	2022
	Ordinary	Capital	Total
Gross deferred tax assets	$212,130	$1,364	$213,494
Less: valuation allowance	-	-	-
Adjusted gross deferred tax asset	212,130	1,364	213,494
Deferred tax asset nonadmitted	(59,349)	-	(59,349)
Subtotal net admitted deferred tax asset	152,781	1,364	154,145
Deferred tax liabilities	(45,350)	-	(45,350)
Net admitted deferred tax asset	$107,431	$1,364	$108,795

(Increase) Decrease in nonadmitted tax asset			$(16,039)

	2021
	Ordinary	Capital	Total
Gross deferred tax assets	$179,143	$424	$179,567
Less: valuation allowance	-	-	-
Adjusted gross deferred tax asset	179,143	424	179,567
Deferred tax asset nonadmitted	(43,310)	-	(43,310)
Subtotal net admitted deferred tax asset	135,833	424	136,257
Deferred tax liabilities	(48,591)	-	(48,591)
Net admitted deferred tax asset	$87,242	$424	$87,666

34

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

The admitted deferred tax asset is determined from the following components at December 31:

	2022			2021
	Ordinary	Capital	Total	Ordinary	Capital	Total
Admission calculation components: SSAP 101 (Paragraph 11)

(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$-	$-	$-	$-	$-	$-
(b) Adjusted gross deferred tax assets expected to be realized after the application of the threshold limitation	107,431	1,364	108,795	87,242	424	87,666
(i) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	107,431	1,364	108,795	87,242	424	87,666
(ii)Adjusted gross deferred tax assets allowed per limitation threshold	-	-	193,051	-	-	221,074
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above offset by gross deferred tax liabilities)	45,350	-	45,350	48,591	-	48,591
Deferred tax assets admitted as the result of the application of SSAP No. 101 (a+b+c)	$152,781	$1,364	$154,145	$135,833	$424	$136,257

Ratio percentage used to determine recovery period and threshold			828%			1085%
Amount of adjusted capital and surplus used to determine recovery period and threshold amount			$1,287,008			$1,473,827

35

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

The impact of tax-planning strategies at December 31 is as follows, none of which include reinsurance transactions:

	2022		2021		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
Adjusted gross DTAs	$212,130	$1,364	$179,143	$424	$32,987	$940
Percentage of adjusted gross DTA by tax character attributable to the impact of tax planning strategies	3.8%	100.0%	0.0%	100.0%	3.8%	0.0%
Net admitted adjusted gross DTAs	152,781	1,364	135,834	424	16,947	940
Percentage of adjusted net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	5.3%	100.0%	0.0%	100.0%	5.3%	0.0%

The change in net deferred taxes is comprised of the following (exclusive of the change in nonadmitted assets reported as a component of the change in nonadmitted Assets) at December 31:

	2022	2021	Change
Gross deferred tax assets	$213,495	$179,567	$33,928
Deferred tax liabilities	45,350	48,591	(3,241)
Net deferred tax asset	168,145	130,976	37,169
Tax effect of unrealized gains (losses)	(1,823)	450	(2,273)
Net deferred income tax asset, excluding unrealized gains	$169,968	$130,526	$39,442

36

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31 are as follows:

	2022	2021
Deferred tax assets
Policyholder reserves	$72,748	$70,539
Investments	-	152
Deferred acquisition costs	32,400	40,066
Policyholder dividend accrual	2,619	2,339
Fixed and amortizable assets	(1,605)	(2,028)
Compensation and benefits accrual	34,706	30,683
Pension accrual	-	2,689
Receivables nonadmitted	36,719	31,124
Net operating loss carryforwards	31,090	-
Other	3,453	3,579
Ordinary deferred tax assets	212,130	179,143
Nonadmitted deferred tax assets	(59,349)	(43,310)
Admitted ordinary deferred tax assets	$152,781	$135,833

Capital
Investments	1,364	424
Nonadmitted	-	-
Admitted deferred tax assets	$154,145	$136,257

Deferred tax liabilities
Investments	$4,474	$10,407
Fixed assets	18,408	14,972
Deferred and uncollected premium	17,236	16,437
Policyholder reserves	5,232	6,877
Other	-	(102)
Ordinary deferred tax liabilities	45,350	48,591
Capital - investments	-	-
Deferred tax liabilities	45,350	48,591

Net admitted deferred tax asset	$108,795	$87,666

37

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

The following reconciliation accounts for the difference between the actual expense and the amounts obtained by applying the federal statutory rate of 21% in both years to income before federal income taxes at December 31:

	2022	2021
Tax expense at the federal statutory rate	$(33,736)	$9,770
Tax preferenced investment income	(5,986)	(30,240)
Nondeductible expenses	589	170
Change in interest maintenance reserve	(455)	(757)
Change in nonadmitted assets	(5,595)	(6,715)
Elimination of statutory ceding commission amortization and capitalization	(8,373)	4,567
Net assets transferred in conjunction with an affiliate reinsurance transaction	-	12,612
Provision to return adjustment	(2,180)	516
Change in pension liability	-	(978)
Other	(3,096)	(247)
	$(58,832)	$(11,302)

Federal and foreign income taxes incurred	$(19,391)	$10,080
Change in net deferred income taxes	(39,441)	(21,382)
Total statutory income tax benefit	$(58,832)	$(11,302)

Federal income tax-operating	$(11,756)	$10,794
Federal income tax-capital gains (losses)	(7,635)	(714)
Federal income tax incurred	$(19,391)	$10,080

The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2022	$-
2021	18,860
2020	3,828

A reconciliation of the beginning and ending liability for tax contingencies is as follows:

	2022	2021
Beginning of the year balance	$-	$1,324
Additions based on tax positions related to prior years	-	-
Deduction for expiration of federal statute of limitations	-	(1,324)
End of the year balance	$-	$-

The Company recognizes interest or penalties paid or accrued related to unrealized tax benefits as part of the income tax provision.

The statute of limitations related to the Company's consolidated federal income tax return is closed for all tax years up to and including 2018. The expiration of the statute of limitations related to the various state income tax returns that the Company files varies by state. The Company has reviewed open tax years for the major jurisdictions and has concluded that there is no significant income tax liability resulting from uncertain tax positions.

38

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

As of December 31, 2022, we had $108.8 million in net deferred tax assets (DTAs). These DTAs include $31.1 million related to net operating loss carryforwards originating in 2022 that can be used to offset taxable income in future periods and reduce our income taxes payable in those future periods. These losses have an indefinite life and will not expire.  At this time, we consider it more likely than not that we will have sufficient taxable income in the future that will allow us to realize these DTAs.

On August 16, 2022, the President signed into law the Inflation Reduction Act which implements a new Corporate Alternative Minimum Tax (CAMT) to be applicable for tax years beginning after December 31, 2022. The Company has determined the CAMT will not be applicable in 2023.

11.	Reinsurance

AUL is a party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding companies for portions of the claims incurred. At December 31, 2022 and 2021, life reinsurance assumed was approximately 22 and 25 percent, respectively, of gross life insurance in force. Premiums on life reinsurance assumed were approximately 16 and 18 percent of gross life insurance premium income in 2022 and 2021, respectively. Premiums on accident and health reinsurance assumed were approximately 22 percent of gross accident and health premium income in both 2022 and 2021.

(1) Annuity Reinsurance Transaction

Effective January 1, 2022, the Company entered into an agreement with Commonwealth Annuity and Life Insurance Company (“the Reinsurer”) to cede a block of in-force individual annuities and group annuities and ceded certain new individual annuities with net statutory reserves of $2,449.1 million through 100% indemnity coinsurance. The closing date of the transaction and the transfer of assets occurred on March 8, 2022. As a result of the transaction, the net gain from operations before tax was reduced by $14.3 million.

The following summarizes other impacts of the transaction, subject to finalization of customary post-close adjustments:

Statutory reserves as of January 1, 2022	$2,449,051
Realized capital gains on invested assets transferred, net of tax	22,508
Existing interest maintenance reserve	15,816
Expenses and other adjustments	14,354
Interest through settlement on March 8, 2022	17,938
Accrued interest on invested assets transferred	(24,369)
Coinsurance settlement for policy activity from January 1 to March 8, 2022	(27,094)
Total net settlement amount	2,468,204

Invested assets transferred at fair value	2,440,989
Cash transferred	27,215
Total net settlement amount	2,468,204

The Company transferred assets, primarily NAIC Class 1 and 2 bonds, with a fair value of $2,441.0 million. In accordance with the agreement, the Company transferred the IMR net of tax created on the transaction of $22.5 million to the reinsurer.

39

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

(2)	Affiliate Reinsurance Transaction

Effective July 1, 2021, Pioneer Mutual Life Insurance Company (“Pioneer”) entered into an agreement with the Company to cede all of Pioneer’s outstanding policies (with net policyholder liabilities of approximately $410.8 million) through a 100% indemnity coinsurance agreement. As a result of the transaction, the net gain (loss) from operations before tax was improved by $20.1 million and included the following items:

1.	Pioneer paid a ceding commission to the Company of $31.4 million.

2.	Pioneer transferred its existing interest maintenance reserve (“IMR”) balance of $0.5 million ($0.7 million pre-tax).

3.	The Company recorded no transaction expenses and purchase price adjustments as a result of the transaction.

4.	The Company deferred $24.8 million of the gain on the reinsurance transaction to be recognized over time.

In addition, the following summarizes other impacts of the transaction.

1.	Pioneer transferred assets, primarily NAIC Class 1 and 2 bonds, with a fair value of $492.2 million. In accordance with the agreement, Pioneer transferred the realized capital gains created on the transaction of $60.1 million to the Company.

2.	The following summarizes the net settlement and the amounts transferred or accrued to the Company, subject to finalization of customary post-closing:

Statutory reserves as of July 1, 2021	$403,539
Realized capital gains on invested assets transferred	60,059
Existing interest maintenance reserve (pre-tax)	675
Ceding commission	31,427
Accrued interest on invested assets transferred	(3,234)
Total net settlement amount	492,466

Invested assets transferred at fair value	492,199
Cash transferred	267
Total net settlement amount	492,466

40

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

The Company uses reinsurance to mitigate the risk it underwrites on a direct basis, including longevity risk. The Company cedes the portion of the total risk on an individual life in excess of $2.0 million. For policies issued prior to 2019, the amount ceded was in excess of $0.5 million to $1.0 million. For accident and health and disability policies, AUL has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage. Certain statistical data with respect to reinsurance ceded follows:

	2022	2021
Reinsurance ceded on ordinary life in force	$49,403,016	$53,997,540
Reinsurance ceded on group and credit life in force	3,376,508	4,026,879
Life reinsurance premiums ceded	149,148	158,643
Annuity reinsurance premiums ceded	108,832	8,741
Accident and health reinsurance premiums ceded	50,070	52,235
Reinsurance recoveries	293,509	312,561

All AUL reinsurance agreements transfer risk. Premiums for policies reinsured with other companies have been reported as a reduction of premium income and amounts applicable to reinsurance ceded for policy reserves and claim liabilities have been reported as reductions of these items. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, AUL would remain liable. Policy reserves have been reduced at December 31, 2022 and 2021 by $4,416.0 million and $2,070.0 million, respectively, for reinsurance ceded. Claim liabilities have been reduced at December 31, 2022 and 2021 by $81.0 million and $95.6 million, respectively, for reinsurance ceded.

The Company reviews all reinsurance agreements for transfer of risk and evaluates the proper accounting methods based upon the terms of the contract.  If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, the Company would remain liable.  Six reinsurers account for the majority of the Company’s December 31, 2022, ceded reserves for life and accident and health insurance.    Four of these reinsurers maintain A.M. Best ratings of A+, the remaining two reinsurers have an A. This reinsurer has provided collateral to the Company in the form of a trust account and a Capital Maintenance Agreement from the reinsurer’s parent company and a Claims Payment Guarantee from another reinsurer in order to reduce the credit risk to OneAmerica.  The remainder of such ceded reserves is spread among numerous reinsurers.

The Company has reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. If the reinsurance agreements were unilaterally cancelled there would not be a reduction to surplus. At December 31, 2022, there are no reinsurance agreements in effect such that losses paid or accrued exceed the total direct premium collected. The Company does not have and has not written off any uncollectible reinsurance during 2022 or 2021.

The Company did not commute any material ceded reinsurance in 2022 or 2021.

12.	Direct Premium Written/Produced by Managing General Agents/Third Party Administrators

MidAmerica Administrative & Retirement Solutions, Inc. of Lakeland, Florida provides claims payment, claims adjustment, and premium collection for group annuity business. The direct premium written related to MidAmerica for 2022 and 2021 was $264.8 million and $225.6 million, respectively. MidAmerica does not have an exclusive contract with the Company.

41

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

13.	Risk-Based Capital

The NAIC requires companies to calculate RBC to serve as a benchmark for the regulation of life insurance companies by state insurance regulators. At December 31, 2022 and 2021, the Company’s calculated RBC exceeded the minimum RBC requirements.

14.	Commitments and Contingencies

Various lawsuits have arisen in the course of the Company’s business. In these matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact on its operations, financial condition, or cash flow. However, given the inherent difficulty in predicting the outcome of legal proceedings, there exists the possibility that such legal actions could have a material adverse effect on the Company's consolidated financial condition, operating results, or cash flows.

The Company has no material contingent liabilities. In July 2022, OneAmerica established a $200.0 million line of credit with three participating banking institutions. The Company and State Life are guarantors on the line of credit.

15.	Surplus Notes and Shareholder Dividends

In 1996, AUL issued $75 million of 7.75 percent surplus notes, due March 30, 2026. The surplus notes were issued for cash and have the following repayment conditions and restrictions: 1) interest and principal payments may be made only with the prior approval of the Indiana Insurance Commissioner, and 2) repayment of the principal due may be made only from unassigned surplus. No affiliates of the Company hold positions in the surplus notes.

Interest is payable semiannually in March and September. Interest payments of $5.8 million were approved and paid in 2022 and in 2021. Total interest paid inception to date is $154.7 million.

Had the accrual of interest on surplus notes not been subject to approval of the Commissioner, accrued interest payable on the surplus notes at December 31, 2022 and 2021 would have been $1.5 million.

Under Indiana law, the amount of dividends a domestic insurer is permitted to pay without prior approval of the IDOI is limited to an amount not exceeding the greater of 10 percent of the Company’s statutory surplus as of the most recently preceding December 31 or 100 percent of the Company’s statutory gain from operations for the twelve-month period ending on the most recently preceding December 31. Under state statutes, dividends would be limited to approximately $118.9 million in 2023.

The Company paid dividends of $30.0 million and $6.0 million to OneAmerica in 2022 and 2021, respectively. The Company did not receive a capital contribution in 2022 or 2021.

The portion of unassigned surplus represented or reduced by each item below as of December 31, 2022 is as follows:

Nonadmitted asset values	$(244,985)
Asset valuation reserve	$(187,267)
Net unrealized gain (losses)	$41,448
Reinsurance recoverables from unauthorized companies	$52

42

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

16.	Federal Home Loan Bank of Indianapolis

The Company has a line of credit with the Federal Home Loan Bank of Indianapolis (FHLBI) for amounts up to $50.0 million, which matured in March 2023. During March 2023, the line of credit was renewed for an additional year. The interest rate is determined based upon the variable advance rate at the time of a draw. There is no amount outstanding on this facility as of December 31, 2022 or 2021.

The Company maintains a membership in the FHLBI. FHLBI membership provides ready access to funds and borrowing capacity through the issuance of Funding Agreements. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52 accounting treatment to these funds, consistent with its other deposit-type contracts. The Company is required to hold a certain amount of FHLBI common stock as a requirement of membership, based on a minimum of 4.5 percent of outstanding borrowings.

At December 31, 2022 and 2021, the carrying value of the FHLBI Class B common stock was $75.6 million and $75.0 million, respectively. The carrying value of the FHLBI common stock approximates fair value.

Funding Agreements associated with the FHLBI totaled $1,593.5 million and $1,351.5 million of December 31, 2022 and 2021, respectively. The proceeds were used to purchase bonds. The Company closely matches the maturities of the Funding Agreements with bond maturities. The Funding Agreements are classified as Deposit Type Contracts and had a carrying value of $1,596.2 million and $1,352.3 million at December 31, 2022 and 2021, respectively. Interest paid was $29.6 million and $18.0 million in 2022 and 2021, respectively.

The line of credit and Funding Agreements are collateralized by bond and mortgage loan investments and are maintained in a custodial account for the benefit of the FHLBI. The fair value of pledged assets amounted to $2,410.3 million and $2,388.0 million at December 31, 2022 and 2021, respectively, and is included in bonds and mortgage loan investments reported on the Statutory Statements of Admitted Assets, Liabilities and Surplus. The maximum carrying value of collateral pledged during the reporting period was $2,727.2 million.

The fixed rate funding agreements are pre-payable subject to payment of a yield maintenance fee based on current market interest rates. While no pre-payments are expected, the aggregate fee to prepay all fixed rate borrowings would have been $22.5 million at December 31, 2022.

43

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

17.	Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Authoritative guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value based on their observability. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

●	Level 1 – Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets provide current pricing data on a more frequent basis. Examples include certain U.S. Treasury securities and exchange-traded equity securities.

●	Level 2 – Fair value is based on quoted prices for similar assets or liabilities in active markets, inactive markets, or model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. This level includes financial instruments that are valued by independent pricing services using models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs which are observable or derived from observable information in the marketplace. Examples include certain public and private corporate securities.

●	Level 3 – Fair value is based on valuations derived from techniques in which one or more significant inputs or significant value drivers are unobservable for assets or liabilities. Examples include certain public corporate securities and other less liquid securities not publicly traded on an exchange; for example, the FHLB stock.

In certain instances, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, the level disclosed is based on the lowest level significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement and ultimate classification of each asset and liability requires judgment.

The fair values of equity securities and separate account assets are based on quoted market prices where available. The Company is responsible for the determination of fair value and therefore performs quantitative and qualitative analysis of prices received from third parties.

The fair value of derivative contracts are measured based on current settlement values, which are based on quoted market prices and industry standard models that are commercially available. These techniques project cash flows of the derivatives using current and implied future market conditions. The present value of the cash flows is calculated to measure the current fair value of the derivative.

The derivative assets and liabilities consist of options and swap contracts. The Company’s derivative products are categorized as Level 2 in the fair value hierarchy.

The Company has a pricing group which includes representatives from investments and accounting. The team is responsible for overseeing and monitoring the pricing of the Company’s investments and performs periodic due diligence reviews of the pricing services. The pricing review includes analysis of investment prices, approval of price source changes, price overrides, methodology changes, and classification of fair value hierarchy levels.

44

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

The table below presents the balances of assets measured at fair value as of December 31:

	Quoted Prices in	Significant	Significant	Total
	Active Markets	Observable	Unobservable	Fair
2022	Level 1	Level 2	Level 3	Value
Assets
Common stocks - Industrial & misc	$22	$-	$78,023	$78,045
Bonds - Industrial & misc	-	-	1,950	1,950
Derivatives	-	1,312	-	1,312
Separate account assets *	16,992,189	-	-	16,992,189
Total Assets	$16,992,211	$1,312	$79,973	$17,073,496

Liabilities
Derivatives	$-	$953	$-	$953

	Quoted Prices in	Significant	Significant	Total
	Active Markets	Observable	Unobservable	Fair
2021	Level 1	Level 2	Level 3	Value
Assets
Common stocks - Industrial & misc Total common stocks	$24	$-	$76,346	$76,370
Derivatives	-	63,620	-	63,620
Separate account assets *	21,110,020	-	-	21,110,020
Total Assets	$21,110,044	$63,620	$76,346	$21,250,010

Liabilities
Derivatives	$-	$44,595	$-	$44,595

*Separate account assets represent segregated funds that are invested on behalf of customers. Investment risks associated with fair value changes are borne by the customer.

The specific assets currently reported as Level 3 are stocks that are not publicly traded on an exchange.

45

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

The following table provides a summary of the changes in fair value of Level 3 assets and liabilities, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets held at:

	Common Stocks	Bonds
	Industrial & misc	Industrial & misc	Total
Beginning Balance at December 31, 2020	$83,768	$-	$83,768
Transfer into level 3	-	-	-
Transfer out of level 3	-	-	-
Total gains (losses) included in net income	-	-	-
Total gains (losses) included in surplus	30	-	30
Purchases	-	-	-
Issuances	-	-	-
Sales	(7,452)	-	(7,452)
Settlements	-	-	-
Ending Balance at December 31, 2021	$76,346	$-	$76,346
Transfer into level 3	-	1,950	1,950
Transfer out of level 3	-	-	-
Total gains (losses) included in net income	-	-	-
Total gains (losses) included in surplus	704	-	704
Purchases	12,301	-	12,301
Issuances	-	-	-
Sales	(11,328)	-	(11,328)
Settlements	-	-	-
Ending Balance at December 31, 2022	$78,023	$1,950	$79,973

Realized gains (losses) are reported in the Statutory Statements of Operations, while unrealized gains (losses) are reported within unassigned surplus in the Statutory Statements of Admitted Assets, Liabilities and Surplus.

Authoritative guidance requires disclosure of the estimated fair value of certain financial instruments and the methods and significant assumptions used to estimate their fair values. The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time. They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the table should not be construed as the underlying value of the Company.

The disclosure of fair value information about certain financial instruments is based primarily on quoted market prices. The fair values cash, cash equivalents, and short-term investments approximate the carrying amounts reported in the balance sheet. Fair values for bonds, equity securities and derivatives are based on quoted market prices where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. It is not practicable to estimate the fair value of contract loans.

The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities. The fair value of other invested assets is based on quoted market prices where available.

The fair value of the corporate owned life insurance and the employee and agent trust is based upon the cash surrender value.

46

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

Fair values of other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The fair value of Funding Agreements with FHLBI was estimated by discounting the future cash flows using current rates.

The fair values of certain financial instruments, along with the corresponding carrying values as of December 31, are as follows:

	2022					Not Practicable
	Fair	Admitted				Carrying	Net Asset Value
	Value	Value	Level 1	Level 2	Level 3	Value	(NAV)
Assets
Bonds	$9,847,860	$11,064,505	$19,380	$8,988,870	$839,610	$-	$-
Preferred stocks	1,984	2,000	-	1,984	-	-	-
Common stocks	84,939	84,939	22	-	84,917	-	-
Mortgage loans	2,130,262	2,428,351	-	-	2,130,262	-	-
Cash & cash equivalents	(17,182)	(17,182)	(17,182)	-	-	-	-
Contract loans	-	539,734	-	-	-	539,734	-
Derivatives	10,188	5,709	-	10,188	-	-	-
Other invested assets	480,385	498,696	-	144,179	336,206	-	-
Securities lending reinvested collateral assets	386,656	386,547	84,099	302,557	-	-	-
Corporate owned life insurance	477,221	477,221	-	477,221	-	-	-
Employee and agent trust	33	33	-	33	-	-	-
Separate account assets	16,992,189	16,992,189	16,992,189	-	-	-	-
Liabilities
Derivatives	1,488	1,462	29	1,459	-	-	-
Payable for securities lending	386,656	386,547	84,099	302,557	-	-	-
Funding agreements	1,361,341	1,351,505	-	-	1,361,341	-	-

	2021					Not Practicable
	Fair	Admitted				Carrying	Net Asset Value
	Value	Value	Level 1	Level 2	Level 3	Value	(NAV)
Assets
Bonds	$13,712,472	$12,811,094	$58,810	$12,767,789	$885,873	$-	$-
Preferred stocks	2,130	2,000	-	2,130	-	-	-
Common stocks	79,467	79,443	24	-	79,443	-	-
Mortgage loans	2,466,406	2,479,820	-	-	2,466,406	-	-
Cash & cash equivalents	72,329	72,329	72,329	-	-	-	-
Contract loans	-	489,729	-	-	-	489,729	-
Derivatives	63,620	63,620	-	63,620	-	-	-
Other invested assets	370,888	370,888	-	87,003	283,885	-	-
Securities lending reinvested collateral assets	610,295	610,406	97,190	513,105	-	-	-
Corporate owned life insurance	496,481	496,481	-	496,481	-	-	-
Employee and agent trust	347	347	-	347	-	-	-
Separate account assets	21,110,020	21,110,020	21,110,020	-	-	-	-
Liabilities
Derivatives	45,266	47,217	-	45,266	-	-	-
Payable for securities lending	610,295	610,406	97,190	513,105	-	-	-
Funding agreements	1,361,341	1,351,505	-	-	1,361,341	-	-

18.	Subsequent Events and Other Items

Management has evaluated the impact of all subsequent events through April 12, 2023, the date the financial statements were available to be issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

47

Supplemental Schedules

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities

As of and for the Year Ended December 31, 2022

(In thousands)

The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the termination of reserves:

Investment income earned
Government bonds	$16,328
Other bonds (unaffiliated)	424,698
Preferred stocks (unaffiliated)	172
Common stocks (unaffiliated)	2,711
Common Stocks (affiliated)	-
Mortgage loans	104,450
Real estate	19,418
Premium notes, policy loans and liens	24,340
Cash and cash equivalents	753
Derivative Instruments	672
Other invested assets	24,185
Aggregate write-ins for investment income	1,598
Gross investment income	$619,325

Real estate owned—book value less encumbrances	$88,686

Mortgage loans—book value
Residential mortgages	$-
Commercial mortgages	2,428,351
Total mortgage loans	$2,428,351

Mortgage loans by standing—book value
Good standing	$2,428,351
Good standing with restructured terms	-
Interest overdue more than three months, not in foreclosure	-
Foreclosure in process	-
Total mortgage loans	$2,428,351

Other long-term assets—statement value	$498,696

Common stock of parent, subsidiary, and affiliates—book value	$6,894

Bonds and short-term investments by class and maturity
Bonds by maturity—statement value
Due within one year or less	$420,564
Over 1 year through 5 years	2,215,526
Over 5 years through 10 years	2,393,989
Over 10 years through 20 years	2,767,289
Over 20 years	3,248,363
No maturity date	18,774
Total by maturity	$11,064,505

Bonds by class—statement value
Class 1	$6,405,804
Class 2	4,237,730
Class 3	345,160
Class 4	59,438
Class 5	13,197
Class 6	3,176
Total by class	$11,064,505

Total bonds publicly traded	$5,681,746
Total bonds privately placed	$5,382,759

This accompanying note is an integral part of these supplemental schedules

48

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities, continued

As of and for the Year Ended December 31, 2022

(In thousands)

Preferred stocks—statement value	$2,000
Common stocks—market value	$84,939
Short-term investments—book value	$-
Derivatives - statement value, net	$4,248
Cash (overdraft) on deposit	$(17,182)
Life insurance in force
Ordinary	$68,395,600
Credit life	$159
Group life	$58,109,973
Amount of accidental death insurance in force under ordinary policies	$14,937
Life insurance policies with disability provisions in force
Ordinary	$5,996,644
Group life	$45,876,736
Supplementary contracts
Ordinary—not involving life contingencies
Amount on deposit	$26,011
Income payable	$337
Ordinary—involving life contingencies
Income payable	$187
Group—not involving life contingencies
Amount on deposit	$-

Annuities
Ordinary
Immediate—amount of income payable	$31,689
Deferred—fully paid account balance	$9
Deferred—not fully paid account balance	$1,203,554
Group
Amount of income payable	$208,295
Fully paid account balance	$747,802
Not fully paid account balance	$4,685,302
Accident and health insurance—premiums in force
Ordinary	$47,600
Group	$161,594
Credit	$-

This accompanying note is an integral part of these supplemental schedules

49

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities, continued

As of and for the Year Ended December 31, 2022

(In thousands)

Deposit funds and dividend accumulations
Deposit funds—account balance	$7,560
Dividend accumulations—account balance	$44,383
Claim payments (by accident year)
Group accident and health
2022	$40,094
2021	$27,459
2020	$11,322
2019	$4,991
2018	$2,623
Prior	$10,758
Other accident and health
2022	$-
2021	$-
2020	$-
2019	$-
2018	$-
Prior	$-
Other coverages that use developmental methods to calculate claims reserves
2022	$-
2021	$-
2020	$-
2019	$-
2018	$-
Prior	$-

This accompanying note is an integral part of these supplemental schedules

50

American United Life Insurance Company

Summary Investment Schedule

As of and for the Year Ended December 31, 2022

(In thousands)

The Company’s gross investment holdings as filed in the 2022 Annual Statement are $15,082.0 million.

			Admitted Assets as Reported
	Gross Investment Holdings		in the Annual Statement
	Amount	Percentage of Column 1 Line 13	Amount	Securities Lending Reinvested Collateral Amount	Total (Col 3+4) Amount	Percentage of Column 5 Line 13
Investment categories
1. Long term Bonds (Schedule D, Part 1):
1.01 U.S. Governments	$558,345	3.702%	$558,345	-	$558,345	3.702%
1.02 All Other Governments	113,415	0.752%	113,415	-	113,415	0.752%
1.03 U.S. States, Territories and Possessions etc, Guaranteed	2,553	0.017%	2,553	-	2,553	0.017%
1.04 U.S. Political Subdivisions of States, Territories and Possessions, Guaranteed	-	0.000%	-	-	-	0.000%
1.05 U.S. Special Revenue & Special Assessment Obligations, etc, Non-Guaranteed	580,095	3.846%	580,095	-	580,095	3.846%
1.06 Industrial and Miscellaneous	9,739,713	64.57%	9,739,713	64,297	9,804,010	65.00%
1.07 Hybrid Securities	51,611	0.342%	51,611	-	51,611	0.342%
1.08 Parent, Subsidiaries and Affiliates	-	0.000%	-	-	-	0.000%
1.09 SVO Identified Funds	18,774	0.124%	18,774	-	18,774	0.124%
1.10 Bank Loans	-	0.000%	-	-	-	0.000%
1.11 Total Long-Term Bonds	11,064,506	73.356%	11,064,506	64,297	11,128,803	73.789%
2. Preferred Stocks (Schedule D, Part 2, Sections 1):
2.01 Industrial and Misc. (Unaffiliated)	2,000	0.013%	2,000	-	2,000	0.013%
2.02 Parent, Subsidiaries and Affiliates	-	0.000%	-	-	-	0.000%
2.03 Total Preferred Stocks	2,000	0.013%	2,000	-	2,000	0.013%
3. Common Stocks (Schedule D, Part 2, Sections 2):
3.01 Industrial and Misc. (Unaffiliated) Publicly Traded	22	0.000%	22	-	22	0.000%
3.02 Industrial and Misc. (Unaffiliated) Other	78,023	0.517%	78,023	-	78,023	0.517%
3.03 Parent, Subsidiaries and Affiliates Publicly Traded	6,894	0.046%	6,894	-	6,894	0.046%
3.04 Parent, Subsidiaries and Affiliates Other	-	0.000%	-	-	-	0.000%
3.05 Mutual Funds	-	0.000%	-	-	-	0.000%
3.06 Total Common Stocks	84,939	0.563%	84,939	-	84,939	0.563%
4. Mortgage Loans (Schedule B):				-
4.01 Farm Mortgages	-	0.000%	-	-	-	0.000%
4.02 Residential Mortgages	-	0.000%	-	-	-	0.000%
4.03 Commercial Mortgages	2,428,351	16.100%	2,428,351	-	2,428,351	16.101%
4.04 Mezzanine Real Estate Loans	-	0.000%	-	-	-	0.000%
4.05 Total Mortgage Loans	2,428,351	16.100%	2,428,351	-	2,428,351	16.101%
5. Real estate (Schedule A):
5.01 Properties Occupied by Company	74,537	0.494%	74,537	-	74,537	0.494%
5.02 Properties Held for Production of Income	14,149	0.094%	14,149	-	14,149	0.094%
5.03 Properties Held for Sale	-	0.000%	-	-	-	0.000%
5.04 Total Real Estate	88,686	0.588%	88,686	-	88,686	0.588%
6. Cash, cash equivalents, and short term investments:
6.01 Cash (Schedule E, Part 1)	(17,182)	-0.114%	(17,182)	152,503	135,321	0.897%
6.02 Cash Equivalents, (Schedule E, Part 2)	-	0.000%	-	84,499	84,499	0.560%
6.03 Short-Term Investments (Schedule DA)	-	0.000%	-	85,248	85,248	0.565%
6.04 Total Cash, Cash Equivalents, and Short Term Investments	(17,182)	-0.114%	(17,182)	322,250	305,068	2.023%
7. Contract Loans	539,734	3.578%	539,734	-	539,734	3.579%
8. Derivatives (Schedule DB)	5,709	0.038%	5,709	-	5,709	0.038%
9. Other Invested Assets (Schedule BA)	500,016	3.315%	498,696	-	498,696	3.307%
10. Receivables for Securities	-	0.000%	-	-	-	0.000%
11. Securities Lending (Schedule DL, Part 1)	386,547	2.563%	386,547	xxx	xxx	xxx
12. Aggregate Write-ins for Invested Assets	-	0.000%	-	-	-	0.000%
13. Total Invested Assets	$15,083,305	100.00%	$15,081,985	$386,547	$15,081,985	100.00%

This accompanying note is an integral part of these supplemental schedules

51

American United Life Insurance Company

Supplemental Investment Risk Interrogatories

As of and for the Year Ended December 31, 2022

(In thousands)

1.	State the reporting entity’s total admitted assets as reported on its annual statement: $15,988.3 million

2.	State by investment category the 10 largest exposures to a single issuer/borrower/investment, excluding U.S. government, U.S. government agency securities and those U.S. government money market funds listed in the Appendix to the SVO Purposes and Procedures Manual as exempt, property occupied by the Company and policy loans.

			Percentage of Total
Investment Category		Amount	Admitted Assets
2.01	FEDERAL HOME LOAN BANK	$75,578	0.5%
2.02	LOCKHEED MARTIN CORPORATION	63,901	0.4%
2.03	KONINKLIJKE PHILIPS NV	62,704	0.4%
2.04	STANLEY BLACK & DECKER INC	57,780	0.4%
2.05	AMERICAN WATER WORKS COMPANY INC	57,000	0.4%
2.06	NORTHROP GRUMMAN CORP	54,272	0.3%
2.07	RAYTHEON TECHNOLOGIES CORPORATION	52,445	0.3%
2.08	SOFTBANK VISION FUND 2	51,626	0.3%
2.09	EXXON MOBIL CORP	48,092	0.3%
2.10	CMS ENERGY CORP	46,427	0.3%

3.	State the amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating.

		Percentage of Total			Percentage of Total
		Admitted	Preferred		Admitted
Bonds	Amount	Assets	Stocks	Amount	Assets
3.01 NAIC – 1	$6,405,804	40.1%	P/RP – 1	$-	0.0%
3.02 NAIC – 2	4,237,730	26.5%	P/RP – 2	2,000	0.0%
3.03 NAIC – 3	345,160	2.2%	P/RP – 3	-	0.0%
3.04 NAIC – 4	59,438	0.4%	P/RP – 4	-	0.0%
3.05 NAIC – 5	13,197	0.1%	P/RP – 5	-	0.0%
3.06 NAIC – 6	3,176	0.0%	P/RP – 6	-	0.0%

4.	State the amounts and percentages of the reporting entity’s total admitted assets held in foreign investments (regardless of whether there is any foreign currency exposure) and unhedged foreign currency exposure (defined as the statement value of investments denominated in foreign currencies which are not hedged by financial instruments qualifying for hedge accounting as specified in SSAP No. 31–Derivative Instruments), including:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?
Yes ☐ No ☒

4.01	Total admitted assets held in foreign investments	$2,021,047	12.6%
4.02	Foreign-currency-denominated investments	75,696	0.5%
4.03	Insurance liabilities denominated in that same foreign currency	-	0.0%

This accompanying note is an integral part of these supplemental schedules

52

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2022

(In thousands)

5.	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

			Percentage of Total
		Amount	Admitted Assets
5.01	Countries rated NAIC-1	$1,877,021	11.7%
5.02	Countries rated NAIC-2	109,084	0.7%
5.03	Countries rated NAIC-3 or below	34,942	0.2%

6.	Two largest foreign investment exposures to a single country, categorized by NAIC sovereign rating:

				Percentage of Total
			Amount	Admitted Assets
	Countries rated NAIC-1
6.01	Country:	Cayman Islands	$755,296	4.7%
6.02	Country:	Australia	409,930	2.6%

	Countries rated NAIC-2
6.03	Country:	Mexico	$67,817	0.4%
6.04	Country:	Indonesia	12,107	0.1%

	Countries rated NAIC-3 or below
6.05	Country:	Marshall Islands	$22,000	0.1%
6.06	Country:	Columbia	4,587	0.0%

			Percentage of Total
		Amount	Admitted Assets
7. Aggregate unhedged foreign currency exposure		$-	0.0%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:
8.01	Countries rated NAIC-1	$-	0.0%
8.02	Countries rated NAIC-2	-	0.0%
8.03	Countries rated NAIC-3 or below	-	0.0%

9. Largest unhedged foreign currency exposures by country, categorized by the country's NAIC sovereign rating:
9.01	Country:	$-	0.0%
9.02	Country:	-	0.0%

This accompanying note is an integral part of these supplemental schedules

53

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2022

(In thousands)

10.	List the 10 largest sovereign (i.e. non-governmental) foreign issues:

			Percentage of Total
		Amount	Admitted Assets
10.01	KONINKLIJKE PHILIPS ELECTRONICS NV	$62,704	0.4%
10.02	KEMBLE WATER HOLDINGS LTD	39,087	0.2%
10.03	INVESCO LTD	38,679	0.2%
10.04	ROYAL DUTCH SHELL PLC	31,351	0.2%
10.05	SIEMENS AG	29,234	0.2%
10.06	CSL LTD	28,459	0.2%
10.07	AMERICA MOVIL SAB DE CV	26,393	0.2%
10.08	DIAMETER CREDIT FUNDING DCF_21-4	25,000	0.2%
10.09	FORT WASHINGTON CLO 2019-1 FWIA_19-1A	25,000	0.2%
10.10	PERNOD-RICARD SA	23,543	0.1%

11.	Amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?

Yes ☒ No ☐

11.01	Total admitted assets held in Canadian investments	$-	0.0%
11.02	Canadian-currency denominated investments	-	0.0%
11.03	Canadian-denominated insurance liabilities	-	0.0%
11.04	Unhedged Canadian currency exposure	-	0.0%

Line 12 is not applicable because the Company does not have contractual sales restrictions.

13.	Amounts and percentages of admitted assets held in the ten largest equity interests:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?

Yes ☐ No ☒

			Percentage of Total
		Amount	Admitted Assets
13.02	FEDERAL HOME LOAN BANK	$75,578	0.5%
13.03	HARBOURVEST	34,752	0.2%
13.04	PIMCO	23,618	0.1%
13.05	HGGC	22,832	0.1%
13.06	NEUBERGER BERMAN	18,579	0.1%
13.07	GOLUB	18,243	0.1%
13.08	BLACKROCK	17,619	0.1%
13.09	BARINGS	14,829	0.1%
13.10	SHENKMAN	14,519	0.1%
13.11	MONARCH CAPITAL PARTNERS	14,172	0.1%

This accompanying note is an integral part of these supplemental schedules

54

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2022

(In thousands)

14.	Amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities:

Are assets held in in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets?
Yes ☐ No ☒

			Percentage of Total
		Amount	Admitted Assets
14.02	Aggregate statement value of investments held in nonaffiliated, privately placed equities	$413,862	2.6%

	Largest three investments held in nonaffiliated, privately placed equities:
14.03	FEDERAL HOME LOAN BANK	$75,578	0.5%
14.04	PIMCO CORPORATE OPPORTUNITIES FUND III	19,992	0.1%
14.05	BLACKROCK SECONDARIES & LIQUIDITY SOLUTIONS	17,619	0.1%

List 10 largest fund managers:

	Fund Manager	Total Invested	Diversified	Nondiversified
14.06	HARBOURVEST	$34,752	$34,752	$-
14.07	PIMCO	23,618	23,618	-
14.08	HGGC	22,832	22,832	-
14.09	ISHARES	18,774	18,774	-
14.10	NEUBERGER BERMAN	18,579	18,579	-
14.11	BLACKROCK	17,619	17,619	-
14.12	BARINGS	14,829	14,829	-
14.13	SHENKMAN	14,519	14,519	-
14.14	MONARCH CAPITAL PARTNERS	14,172	14,172	-
14.15	PACIFIC PRIVATE FUND ADVISORS	14,111	14,111	-

15.	Is not applicable because the Company’s general partnership interests are less than 2.5% of admitted assets.

16.	With respect to mortgage loans reported in Schedule B, state the amounts and percentages of the reporting entities total admitted assets held.

Are mortgage loans reported in Schedule B less than 2.5 percent of the reporting entity’s total admitted assets?
Yes ☐ No ☒

This accompanying note is an integral part of these supplemental schedules

55

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2022

(In thousands)

List each of the 10 largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

			Percentage of Total
Type (Residential, Commercial, Agricultural)		Amount	Admitted Assets
16.02	Commerical	$33,000	0.2%
16.03	Commerical	27,464	0.2%
16.04	Commerical	27,418	0.2%
16.05	Commerical	26,738	0.2%
16.06	Commerical	26,000	0.2%
16.07	Commerical	24,021	0.2%
16.08	Commerical	23,006	0.1%
16.09	Commerical	22,000	0.1%
16.10	Commerical	21,606	0.1%
16.11	Commerical	21,518	0.1%

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

			Percentage of Total
		Amount	Admitted Assets
16.12	Construction loans	$-	0.0%
16.13	Mortgage loans over 90 days past due	-	0.0%
16.14	Mortgage loans in the process of foreclosure	-	0.0%
16.15	Mortgage loans foreclosed	-	0.0%
16.16	Restructured mortgage loans	-	0.0%

17.	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

	Residential		Commercial		Agricultural
		Percentage of Total		Percentage of Total		Percentage of Total
Loan-to Value	Amount	Admitted Assets	Amount	Admitted Assets	Amount	Admitted Assets
17.01 above 95%	$-	0.0%	$-	0.0%	$-	0.0%
17.02 91% to 95%	-	0.0%	-	0.0%	-	0.0%
17.03 81% to 90%	-	0.0%	-	0.0%	-	0.0%
17.04 71% to 80%	-	0.0%	11,900	0.1%	-	0.0%
17.05 below 70%	-	0.0%	2,416,451	15.1%	-	0.0%

Line 18 is not applicable because the Company’s investments held in real estate are less than 2.5% of admitted assets.

Line 19 is not applicable because the Company’s investments held in mezzanine real estate loans are less than 2.5% of admitted assets.

This accompanying note is an integral part of these supplemental schedules

56

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2022

(In thousands)

Line 20 Securities lending or repurchase agreements.

	At Year-End
	Percentage of Total		At End of Each Quarter
		Admitted	1st Qtr	2nd Qtr	3rd Qtr
	Amount	Asset	Amount	Amount	Amount
			(unaudited)	(unaudited)	(unaudited)
Securities lending (do not include assets held as collateral for such transactions)	$5,196,472	32.5%	$4,706,439	$4,813,836	$5,088,000
Repurchase agreements	-	0.0%	-	-	-
Reverse repurchase agreements	-	0.0%	-	-	-
Dollar repurchase agreements	-	0.0%	-	-	-
Dollar reverse repurchase agreements	-	0.0%	-	-	-

Line 21 is not applicable since the Company does not have warrants not attached to other financial instruments, options, caps, and floors.

Line 22 Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards.

	At Year-End
	Percentage of Total		At End of Each Quarter
		Admitted	1st Qtr	2nd Qtr	3rd Qtr
	Amount	Asset	Amount	Amount	Amount
			(unaudited)	(unaudited)	(unaudited)
Hedging	$-	0.0%	$-	$-	$-
Income generation	-	0.0%	-	-	-
Replications	-	0.0%	-	-	-
Other	-	0.0%	-	-	-

Line 23 Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for future contracts.

	At Year-End
	Percentage of Total		At End of Each Quarter
		Admitted	1st Qtr	2nd Qtr	3rd Qtr
	Amount	Asset	Amount	Amount	Amount
			(unaudited)	(unaudited)	(unaudited)
Hedging	$-	0.0%	$-	$-	$-
Income generation	-	0.0%	-	-	-
Replications	-	0.0%	-	-	-
Other	-	0.0%	-	-	-

This accompanying note is an integral part of these supplemental schedules

57

American United Life Insurance Company

Supplemental Schedule of Reinsurance Disclosures

For the Year Ended December 31, 2022

(In thousands)

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.            Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or similar effect.

Yes ☐ No ⌧

If yes, indicate the number of reinsurance contracts to which such provisions apply: __________

If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.

Yes ☐ No ☐ N/A ⌧

2.            Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.

Yes ☐ No ⌧

If yes, indicate the number of reinsurance contracts to which such provisions apply: __________

If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.

Yes ☐ No ☐ N/A ⌧

This accompanying note is an integral part of these supplemental schedules

58

American United Life Insurance Company

Supplemental Schedule of Reinsurance Disclosures, continued

For the Year Ended December 31, 2022

(In thousands)

3.            Does the Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which result in delays in payment in form or in fact:

a.         Provisions that permit the reporting of losses to be made less frequently than quarterly;

b.         Provisions that permit settlements to be made less frequently than quarterly;

c.         Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or

d.         The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

Yes ☐ No ⌧

4.            Has the Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Type of contract:	Response:	Identify reinsurance contract(s):	Has the insured event(s) triggering contract coverage been recognized?
Assumption reinsurance – new for the reporting period[1]	Yes ☐ No ⌧		N/A
Non-proportional reinsurance, which does not result in significant surplus relief	Yes ☐ No ⌧		Yes ☐ No ☐ N/A ⌧

5.            Has the Company ceded any risk in a reinsurance agreement that is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

a.    Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or

Yes ☐ No ☐ N/A ⌧

b.    Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?

Yes ☐ No ☐ N/A ⌧

If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences to explain why the contract(s) is treated differently for GAAP and SAP below:

This accompanying note is an integral part of these supplemental schedules

59

American United Life Insurance Company

Notes to the Supplemental Schedule of Assets and Liabilities, Summary Investment

Schedule, Supplemental Investment Risk Interrogatories and Supplemental Schedule of Reinsurance Disclosures

For the Year Ended December 31, 2022

(In thousands)

Basis of Presentation

The accompanying schedules and interrogatories present selected financial data as of December 31, 2022 and for the year then ended for purposes of complying with paragraph 9 of the Annual Audited Financial Reports in the General section of the National Association of Insurance Commissioners’ Annual Statement Instructions and agree to or are included in the amounts reported in the Company’s 2022 Statutory Annual Statement as filed with the IDOI.

Captions that represented amounts that were not applicable to the Company were omitted from the schedules.

This accompanying note is an integral part of these supplemental schedules

60